UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23580

Dimensional ETF Trust

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional ETF Trust,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025 – April 30, 2026

ITEM 1.	REPORTS TO STOCKHOLDERS.

Dimensional US Core Equity Market ETF
DFAU | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional US Core Equity Market ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Core Equity Market ETF	$6	0.12%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$11,475,022,048
Number of Holdings	2,195
Portfolio Turnover Rate	2%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	6.8%
Apple, Inc.	5.8%
Microsoft Corp.	4.6%
Amazon.com, Inc.	3.7%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.0%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.2%

Sector Allocation (% of Total Investments) †
Information Technology	31.8%
Financials	13.1%
Industrials	11.0%
Consumer Discretionary	10.6%
Communication Services	10.3%
Health Care	8.5%
Consumer Staples	4.8%
Energy	4.6%
Materials	2.6%
Utilities	2.5%
Real Estate	0.2%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFAU

Dimensional International Core Equity Market ETF
DFAI | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional International Core Equity Market ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Core Equity Market ETF	$9	0.18%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$15,865,752,887
Number of Holdings	3,824
Portfolio Turnover Rate	3%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
ASML Holding NV- NYS	1.4%
Shell PLC	1.1%
HSBC Holdings PLC, Registered	1.1%
Roche Holding AG	1.0%
AstraZeneca PLC	1.0%
Royal Bank of Canada	0.9%
Nestle SA, Registered	0.9%
BHP Group, Ltd.	0.8%
Mitsubishi UFJ Financial Group, Inc.	0.7%
Toyota Motor Corp.	0.7%

Top Countries (% of Total Investments) †
Japan	22.8%
Canada	12.6%
United Kingdom	12.4%
Switzerland	7.8%
France	7.8%
Germany	7.6%
Australia	6.0%
Netherlands	4.1%
Italy	3.1%
Spain	3.0%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFAI

Dimensional Emerging Core Equity Market ETF
DFAE | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional Emerging Core Equity Market ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Core Equity Market ETF	$18	0.33%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$8,860,441,189
Number of Holdings	6,319
Portfolio Turnover Rate	3%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co., Ltd.	12.2%
Samsung Electronics Co., Ltd.	5.0%
SK hynix, Inc.	3.5%
Tencent Holdings, Ltd.	2.7%
Alibaba Group Holding, Ltd., Class W	1.4%
Delta Electronics, Inc.	0.9%
China Construction Bank Corp., Class H	0.8%
Petroleo Brasileiro SA - Petrobras	0.8%
MediaTek, Inc.	0.7%
Reliance Industries, Ltd.	0.7%

Top Countries (% of Total Investments) †
Taiwan	25.4%
China	22.5%
Korea, Republic of	18.2%
India	13.2%
Brazil	4.1%
South Africa	3.0%
Saudi Arabia	2.6%
Mexico	1.7%
United Arab Emirates	1.3%
Malaysia	1.3%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFAE

Dimensional U.S. Targeted Value ETF
DFAT | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional U.S. Targeted Value ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Targeted Value ETF	$15	0.28%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$13,687,453,236
Number of Holdings	1,283
Portfolio Turnover Rate	6%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Permian Resources Corp., Class A	0.9%
WESCO International, Inc.	0.9%
CF Industries Holdings, Inc.	0.8%
Amkor Technology, Inc.	0.8%
APA Corp.	0.7%
Ovintiv, Inc.	0.7%
Viatris, Inc.	0.7%
TD SYNNEX Corp.	0.7%
Ball Corp.	0.7%
Toll Brothers, Inc.	0.6%

Sector Allocation (% of Total Investments) †
Financials	27.8%
Industrials	16.9%
Consumer Discretionary	13.4%
Energy	11.6%
Information Technology	8.0%
Materials	6.8%
Consumer Staples	6.4%
Health Care	6.0%
Communication Services	1.9%
Real Estate	0.8%
Utilities	0.4%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFAT

Dimensional U.S. Equity Market ETF
DFUS | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional U.S. Equity Market ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Equity Market ETF	$5	0.09%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$19,675,466,213
Number of Holdings	2,236
Portfolio Turnover Rate	2%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	7.0%
Apple, Inc.	5.9%
Microsoft Corp.	4.5%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.3%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class C	2.7%
Meta Platforms, Inc., Class A	2.0%
Tesla, Inc.	1.8%
Berkshire Hathaway, Inc., Class B	1.3%

Sector Allocation (% of Total Investments) †
Information Technology	33.6%
Financials	12.7%
Communication Services	10.6%
Industrials	10.5%
Consumer Discretionary	10.3%
Health Care	8.8%
Consumer Staples	4.8%
Energy	3.9%
Utilities	2.4%
Materials	2.3%
Real Estate	0.1%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFUS

Dimensional U.S. Core Equity 2 ETF
DFAC | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional U.S. Core Equity 2 ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Core Equity 2 ETF	$9	0.17%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$44,545,430,033
Number of Holdings	2,550
Portfolio Turnover Rate	1%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	5.6%
Apple, Inc.	4.7%
Microsoft Corp.	3.9%
Amazon.com, Inc.	3.1%
Alphabet, Inc., Class A	2.1%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.7%
JPMorgan Chase & Co.	1.0%
Broadcom, Inc.	1.0%
Exxon Mobil Corp.	0.9%

Sector Allocation (% of Total Investments) †
Information Technology	27.2%
Financials	14.7%
Industrials	13.7%
Consumer Discretionary	10.3%
Health Care	9.0%
Communication Services	8.3%
Energy	5.9%
Consumer Staples	4.9%
Materials	3.7%
Utilities	2.0%
Real Estate	0.3%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFAC

Dimensional International Value ETF
DFIV | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional International Value ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Value ETF	$15	0.27%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$19,318,867,231
Number of Holdings	583
Portfolio Turnover Rate	1%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Shell PLC	4.2%
Banco Santander SA	2.2%
TotalEnergies SE	2.2%
Toyota Motor Corp.	1.9%
BP PLC	1.5%
BASF SE	1.4%
Toronto-Dominion Bank (The)	1.3%
HSBC Holdings PLC	1.2%
Suncor Energy, Inc.	1.2%
Lloyds Banking Group PLC	1.0%

Top Countries (% of Total Investments) †
Japan	20.8%
United Kingdom	13.3%
Canada	12.0%
France	9.4%
Germany	8.8%
Switzerland	7.7%
Australia	5.6%
Netherlands	4.4%
Spain	3.2%
Italy	3.2%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFIV

Dimensional World ex U.S. Core Equity 2 ETF
DFAX | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional World ex U.S. Core Equity 2 ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional World ex U.S. Core Equity 2 ETF	$15	0.28%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$11,523,373,237
Number of Holdings	10,646
Portfolio Turnover Rate	2%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co., Ltd.	2.5%
Samsung Electronics Co., Ltd.	1.4%
Shell PLC	0.7%
Novartis AG, Class B	0.7%
TotalEnergies SE	0.6%
SK hynix, Inc.	0.6%
Fujikura, Ltd.	0.6%
ASML Holding NV- NYS	0.6%
Royal Bank of Canada	0.6%
Tencent Holdings, Ltd.	0.5%

Top Countries (% of Total Investments) †
Japan	15.3%
Taiwan	8.7%
Canada	8.6%
China	8.2%
United Kingdom	6.8%
Korea, Republic of	5.9%
Germany	5.2%
Switzerland	4.8%
France	4.8%
India	4.4%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFAX

Dimensional U.S. Small Cap ETF
DFAS | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional U.S. Small Cap ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Small Cap ETF	$14	0.26%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$14,059,524,580
Number of Holdings	2,125
Portfolio Turnover Rate	3%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
TTM Technologies, Inc.	0.3%
Amkor Technology, Inc.	0.3%
WESCO International, Inc.	0.3%
Advanced Energy Industries, Inc.	0.3%
Modine Manufacturing Co.	0.3%
Onto Innovation, Inc.	0.3%
IES Holdings, Inc.	0.3%
Jazz Pharmaceuticals PLC	0.3%
BorgWarner, Inc.	0.3%
APA Corp.	0.3%

Sector Allocation (% of Total Investments) †
Industrials	20.6%
Financials	20.1%
Consumer Discretionary	12.8%
Information Technology	12.4%
Health Care	11.3%
Energy	7.0%
Materials	5.7%
Consumer Staples	3.7%
Utilities	3.0%
Communication Services	2.7%
Real Estate	0.7%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFAS

Dimensional Core Fixed Income ETF
DFCF | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional Core Fixed Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Core Fixed Income ETF	$8	0.17%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$10,062,022,822
Number of Holdings	1,707
Portfolio Turnover Rate	7%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	87.4%
Canada	2.1%
Japan	2.0%
Australia	1.8%
Germany	1.3%
United Kingdom	0.9%
New Zealand	0.9%
France	0.7%
Norway	0.6%
Supranational	0.5%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	7.7%
1 to 3 Years	16.1%
3 to 5 Years	9.1%
5 to 10 Years	28.5%
Greater than 10 Years	38.6%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFCF

Dimensional Short-Duration Fixed Income ETF
DFSD | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional Short-Duration Fixed Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Short-Duration Fixed Income ETF	$8	0.16%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$6,605,816,790
Number of Holdings	1,599
Portfolio Turnover Rate	7%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	55.8%
Canada	7.0%
Japan	6.0%
Germany	4.3%
Australia	4.2%
Supranational	3.7%
France	3.5%
United Kingdom	2.9%
New Zealand	2.5%
Netherlands	2.3%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	2.4%
1 to 3 Years	29.6%
3 to 5 Years	68.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFSD

Dimensional Inflation-Protected Securities ETF
DFIP | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional Inflation-Protected Securities ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Inflation-Protected Securities ETF	$5	0.11%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$1,094,274,897
Number of Holdings	21
Portfolio Turnover Rate	5%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
U.S. Treasury Obligation	100.0%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
1 to 3 Years	3.5%
3 to 5 Years	41.4%
5 to 10 Years	33.7%
Greater than 10 Years	21.4%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFIP

Dimensional National Municipal Bond ETF
DFNM | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional National Municipal Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional National Municipal Bond ETF	$8	0.17%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$2,102,446,034
Number of Holdings	1,147
Portfolio Turnover Rate	13%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	44.3%
School District	18.4%
General	8.6%
Medical	7.0%
Water	4.8%
Education	3.7%
Transportation	3.5%
Power	3.1%
Utilities	2.7%
Higher Education	2.4%
Airport	0.9%
Health Care	0.2%
Industrials	0.2%
Development	0.2%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	20.2%
1 to 3 Years	11.5%
3 to 5 Years	8.5%
5 to 10 Years	15.1%
Greater than 10 Years	44.7%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFNM

Dimensional US Marketwide Value ETF
DFUV | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional US Marketwide Value ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Marketwide Value ETF	$11	0.21%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$14,399,242,196
Number of Holdings	1,337
Portfolio Turnover Rate	2%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
JPMorgan Chase & Co.	4.3%
Exxon Mobil Corp.	3.6%
Micron Technology, Inc.	3.1%
Berkshire Hathaway, Inc., Class B	2.6%
Johnson & Johnson	2.6%
Amazon.com, Inc.	2.3%
Chevron Corp.	2.1%
Cisco Systems, Inc.	1.9%
UnitedHealth Group, Inc.	1.5%
Intel Corp.	1.3%

Sector Allocation (% of Total Investments) †
Financials	22.2%
Industrials	14.6%
Information Technology	14.2%
Health Care	13.6%
Energy	12.9%
Consumer Discretionary	6.9%
Materials	6.6%
Communication Services	5.1%
Consumer Staples	3.4%
Real Estate	0.4%
Utilities	0.1%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFUV

Dimensional US High Profitability ETF
DUHP | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional US High Profitability ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US High Profitability ETF	$10	0.20%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$11,356,233,025
Number of Holdings	161
Portfolio Turnover Rate	3%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	7.7%
Apple, Inc.	6.5%
Meta Platforms, Inc., Class A	4.3%
Microsoft Corp.	4.3%
Eli Lilly & Co.	4.2%
Visa, Inc., Class A	4.0%
Caterpillar, Inc.	2.7%
Mastercard, Inc., Class A	2.2%
Home Depot, Inc. (The)	2.1%
Lam Research Corp.	2.0%

Sector Allocation (% of Total Investments) †
Information Technology	33.1%
Industrials	16.8%
Health Care	13.0%
Financials	9.6%
Consumer Discretionary	9.3%
Consumer Staples	7.9%
Communication Services	6.3%
Energy	2.3%
Utilities	1.0%
Materials	0.7%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DUHP

Dimensional Emerging Markets Core Equity 2 ETF
DFEM | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional Emerging Markets Core Equity 2 ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Core Equity 2 ETF	$21	0.39%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$8,542,082,881
Number of Holdings	6,674
Portfolio Turnover Rate	1%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co., Ltd.	9.2%
Samsung Electronics Co., Ltd.	3.7%
SK hynix, Inc.	3.2%
Tencent Holdings, Ltd.	2.0%
Alibaba Group Holding, Ltd., Class W	1.0%
Petroleo Brasileiro SA - Petrobras	0.8%
China Construction Bank Corp., Class H	0.8%
Ping An Insurance Group Co. of China, Ltd.	0.5%
PDD Holdings, Inc.	0.5%
Delta Electronics, Inc.	0.5%

Top Countries (% of Total Investments) †
Taiwan	25.6%
China	23.7%
Korea, Republic of	17.6%
India	12.8%
Brazil	4.0%
South Africa	2.9%
Saudi Arabia	2.5%
Mexico	1.6%
United Arab Emirates	1.2%
Malaysia	1.2%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFEM

Dimensional US Real Estate ETF
DFAR | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional US Real Estate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Real Estate ETF	$10	0.19%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$1,685,119,257
Number of Holdings	129
Portfolio Turnover Rate	2%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Welltower, Inc.	7.5%
Prologis, Inc.	6.9%
Equinix, Inc.	5.4%
Digital Realty Trust, Inc.	4.7%
Simon Property Group, Inc.	4.6%
Realty Income Corp.	4.5%
American Tower Corp.	4.4%
Public Storage	3.7%
Ventas, Inc.	3.3%
Crown Castle, Inc.	3.0%

Sector Allocation (% of Total Investments) †
Real Estate	100.0%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFAR

Dimensional US Small Cap Value ETF
DFSV | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional US Small Cap Value ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Small Cap Value ETF	$16	0.30%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$7,523,886,426
Number of Holdings	1,031
Portfolio Turnover Rate	5%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
HF Sinclair Corp.	0.8%
Ovintiv, Inc.	0.8%
APA Corp.	0.8%
BorgWarner, Inc.	0.8%
Invesco, Ltd.	0.7%
Knight-Swift Transportation Holdings, Inc., Class A	0.7%
WESCO International, Inc.	0.7%
Webster Financial Corp.	0.7%
Amkor Technology, Inc.	0.7%
Darling Ingredients, Inc.	0.7%

Sector Allocation (% of Total Investments) †
Financials	27.4%
Industrials	15.2%
Energy	13.8%
Consumer Discretionary	13.3%
Information Technology	7.2%
Health Care	6.9%
Materials	6.3%
Consumer Staples	5.5%
Communication Services	3.0%
Real Estate	0.8%
Utilities	0.6%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFSV

Dimensional International Core Equity 2 ETF
DFIC | CBOE
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional International Core Equity 2 ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Core Equity 2 ETF	$12	0.22%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$13,646,752,414
Number of Holdings	4,101
Portfolio Turnover Rate	2%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
ASML Holding NV- NYS	1.0%
Shell PLC	0.9%
TotalEnergies SE	0.8%
Royal Bank of Canada	0.8%
Novartis AG, Class B	0.8%
BHP Group, Ltd.	0.7%
Nestle SA, Registered	0.6%
Toyota Motor Corp.	0.6%
BP PLC	0.5%
Roche Holding AG	0.5%

Top Countries (% of Total Investments) †
Japan	22.7%
Canada	12.7%
United Kingdom	11.6%
Germany	8.0%
Switzerland	7.4%
France	7.2%
Australia	5.9%
Italy	3.6%
Netherlands	3.4%
Spain	2.9%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFIC

Dimensional International Small Cap Value ETF
DISV | CBOE
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional International Small Cap Value ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Small Cap Value ETF	$23	0.42%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$4,640,654,695
Number of Holdings	1,553
Portfolio Turnover Rate	2%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Whitecap Resources, Inc.	1.0%
Telecom Italia SpA	0.9%
Swiss Prime Site AG, Registered	0.8%
Carrefour SA	0.8%
Hudbay Minerals, Inc.	0.7%
Lion Finance Group PLC	0.7%
Mitsubishi Materials Corp.	0.7%
Eldorado Gold Corp.	0.6%
Swatch Group AG (The), Class BR	0.6%
Evonik Industries AG	0.6%

Top Countries (% of Total Investments) †
Japan	23.7%
Canada	14.4%
United Kingdom	12.1%
Germany	7.0%
Switzerland	6.9%
Australia	6.1%
France	5.7%
Italy	3.9%
United States	0.4%
Netherlands	2.8%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DISV

Dimensional International Small Cap ETF
DFIS | CBOE
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional International Small Cap ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Small Cap ETF	$20	0.38%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$5,619,666,309
Number of Holdings	3,516
Portfolio Turnover Rate	4%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
BE Semiconductor Industries NV	0.4%
VAT Group AG	0.4%
Shibaura Mechatronics Corp.	0.4%
Finning International, Inc.	0.4%
BAWAG Group AG	0.4%
Mercari, Inc.	0.4%
Telecom Italia SpA	0.4%
Hudbay Minerals, Inc.	0.4%
Swiss Prime Site AG, Registered	0.4%
Helvetia Baloise Holding AG, Registered	0.3%

Top Countries (% of Total Investments) †
Japan	23.1%
Canada	14.3%
United Kingdom	11.2%
Switzerland	7.1%
Germany	6.9%
Australia	6.1%
France	5.6%
Italy	4.0%
Netherlands	3.0%
Sweden	2.6%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFIS

Dimensional International High Profitability ETF
DIHP | CBOE
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional International High Profitability ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International High Profitability ETF	$15	0.28%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$5,779,412,879
Number of Holdings	516
Portfolio Turnover Rate	4%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
ASML Holding NV- NYS	3.3%
Roche Holding AG	3.0%
Nestle SA, Registered	2.2%
LVMH Moet Hennessy Louis Vuitton SE	1.5%
Sony Group Corp.	1.5%
BHP Group, Ltd.	1.5%
Novartis AG, Class B	1.4%
Advantest Corp.	1.2%
BP PLC	1.2%
Tokyo Electron, Ltd.	1.1%

Top Countries (% of Total Investments) †
Japan	22.0%
United Kingdom	12.4%
Canada	12.1%
France	8.8%
Switzerland	8.5%
Germany	8.2%
Australia	6.7%
Netherlands	4.2%
Spain	3.2%
Sweden	2.9%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DIHP

Dimensional Emerging Markets High Profitability ETF
DEHP | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional Emerging Markets High Profitability ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets High Profitability ETF	$22	0.41%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$396,367,987
Number of Holdings	754
Portfolio Turnover Rate	5%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co., Ltd.	8.4%
SK hynix, Inc.	8.1%
Tencent Holdings, Ltd.	3.4%
Samsung Electronics Co., Ltd.	3.1%
Petroleo Brasileiro SA - Petrobras	2.0%
MediaTek, Inc.	1.9%
ASE Technology Holding Co., Ltd.	1.9%
Delta Electronics, Inc.	1.6%
PDD Holdings, Inc.	1.5%
NetEase, Inc.	1.5%

Top Countries (% of Total Investments) †
Taiwan	26.5%
China	22.0%
Korea, Republic of	19.9%
India	11.8%
Brazil	3.4%
South Africa	3.1%
Saudi Arabia	2.5%
Mexico	1.5%
United Arab Emirates	1.4%
Poland	1.3%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DEHP

Dimensional Emerging Markets Value ETF
DFEV | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional Emerging Markets Value ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Value ETF	$23	0.43%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$1,804,483,170
Number of Holdings	3,592
Portfolio Turnover Rate	2%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
SK hynix, Inc.	4.5%
Reliance Industries, Ltd.	2.4%
Samsung Electronics Co., Ltd.	2.3%
China Construction Bank Corp., Class H	2.1%
Petroleo Brasileiro SA - Petrobras	1.7%
Hon Hai Precision Industry Co., Ltd.	1.6%
Alibaba Group Holding, Ltd., Class W	1.4%
Industrial & Commercial Bank of China, Ltd., Class H	1.3%
Ping An Insurance Group Co. of China, Ltd.	1.2%
ASE Technology Holding Co., Ltd.	1.2%

Top Countries (% of Total Investments) †
Taiwan	23.9%
China	23.3%
Korea, Republic of	19.8%
India	12.9%
Brazil	4.1%
South Africa	2.8%
Saudi Arabia	2.4%
United Arab Emirates	1.5%
Mexico	1.3%
Malaysia	1.2%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFEV

Dimensional US Sustainability Core 1 ETF
DFSU | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional US Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Sustainability Core 1 ETF	$8	0.15%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$2,072,914,183
Number of Holdings	1,875
Portfolio Turnover Rate	2%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	6.8%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	2.8%
Broadcom, Inc.	2.5%
Microsoft Corp.	2.4%
Alphabet, Inc., Class C	2.2%
JPMorgan Chase & Co.	1.5%
Eli Lilly & Co.	1.2%

Sector Allocation (% of Total Investments) †
Information Technology	27.1%
Financials	16.8%
Industrials	13.6%
Consumer Discretionary	11.6%
Communication Services	10.3%
Health Care	10.2%
Consumer Staples	4.4%
Materials	2.7%
Energy	2.0%
Utilities	1.0%
Real Estate	0.3%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFSU

Dimensional International Sustainability Core 1 ETF
DFSI | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional International Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Sustainability Core 1 ETF	$12	0.24%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$1,037,756,891
Number of Holdings	2,778
Portfolio Turnover Rate	3%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
ASML Holding NV- NYS	2.3%
Novartis AG, Class B	1.1%
Roche Holding AG	1.1%
AstraZeneca PLC	0.8%
Royal Bank of Canada	0.8%
Siemens Energy AG	0.7%
Rolls-Royce Holdings PLC	0.7%
LVMH Moet Hennessy Louis Vuitton SE	0.6%
Toyota Motor Corp.	0.6%
Novo Nordisk A/S, Class B	0.5%

Top Countries (% of Total Investments) †
Japan	20.5%
United Kingdom	12.6%
Canada	11.8%
Switzerland	8.4%
France	7.8%
Germany	7.6%
Netherlands	5.5%
Australia	4.9%
Sweden	3.7%
Spain	3.2%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFSI

Dimensional Emerging Markets Sustainability Core 1 ETF
DFSE | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional Emerging Markets Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Sustainability Core 1 ETF	$22	0.41%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$590,370,561
Number of Holdings	4,257
Portfolio Turnover Rate	3%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co., Ltd.	7.0%
Samsung Electronics Co., Ltd.	4.2%
Tencent Holdings, Ltd.	2.6%
SK hynix, Inc.	2.5%
Alibaba Group Holding, Ltd.	1.1%
China Construction Bank Corp., Class H	0.7%
MediaTek, Inc.	0.6%
Delta Electronics, Inc.	0.6%
Trip.com Group, Ltd.	0.5%
Hon Hai Precision Industry Co., Ltd.	0.5%

Top Countries (% of Total Investments) †
China	25.2%
Taiwan	24.0%
Korea, Republic of	19.4%
India	11.9%
Brazil	4.1%
South Africa	2.6%
Saudi Arabia	2.2%
Mexico	1.8%
United Arab Emirates	1.6%
Poland	1.3%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFSE

Dimensional Global Sustainability Fixed Income ETF
DFSB | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional Global Sustainability Fixed Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Sustainability Fixed Income ETF	$11	0.23%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$663,263,482
Number of Holdings	700
Portfolio Turnover Rate	9%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	33.6%
Supranational	14.3%
Canada	13.5%
Japan	7.0%
France	4.7%
Germany	4.6%
Australia	4.4%
United Kingdom	3.7%
Netherlands	3.1%
Belgium	3.1%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	3.0%
1 to 3 Years	14.1%
3 to 5 Years	12.2%
5 to 10 Years	27.8%
Greater than 10 Years	42.9%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFSB

Dimensional US Large Cap Value ETF
DFLV | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional US Large Cap Value ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Large Cap Value ETF	$11	0.21%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$5,887,006,899
Number of Holdings	334
Portfolio Turnover Rate	3%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
JPMorgan Chase & Co.	4.6%
Exxon Mobil Corp.	4.1%
Amazon.com, Inc.	3.1%
Micron Technology, Inc.	2.7%
Johnson & Johnson	2.4%
Chevron Corp.	2.0%
Cisco Systems, Inc.	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
UnitedHealth Group, Inc.	1.6%
Procter & Gamble Co. (The)	1.4%

Sector Allocation (% of Total Investments) †
Financials	21.5%
Energy	15.1%
Industrials	14.1%
Health Care	13.8%
Information Technology	11.1%
Materials	7.5%
Consumer Discretionary	7.0%
Consumer Staples	5.0%
Communication Services	4.5%
Real Estate	0.4%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFLV

Dimensional Global Real Estate ETF
DFGR | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional Global Real Estate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Real Estate ETF	$11	0.21%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$3,515,235,081
Number of Holdings	443
Portfolio Turnover Rate	1%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Welltower, Inc.	7.9%
Prologis, Inc.	6.8%
Equinix, Inc.	5.5%
American Tower Corp.	4.4%
Digital Realty Trust, Inc.	3.6%
Simon Property Group, Inc.	3.4%
Realty Income Corp.	3.1%
Public Storage	2.4%
Goodman Group	2.2%
Ventas, Inc.	2.1%

Top Countries (% of Total Investments) †
United States	75.2%
Australia	5.8%
Japan	4.9%
United Kingdom	3.2%
Singapore	2.6%
France	1.8%
Canada	1.1%
Belgium	0.9%
Hong Kong	0.8%
South Africa	0.7%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFGR

Dimensional US Large Cap Vector ETF
DFVX | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional US Large Cap Vector ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Large Cap Vector ETF	$10	0.19%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$485,859,589
Number of Holdings	328
Portfolio Turnover Rate	2%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Amazon.com, Inc.	5.5%
Microsoft Corp.	4.7%
Meta Platforms, Inc., Class A	4.4%
Alphabet, Inc., Class C	3.6%
Alphabet, Inc., Class A	3.6%
JPMorgan Chase & Co.	2.7%
Exxon Mobil Corp.	2.3%
Johnson & Johnson	2.1%
Caterpillar, Inc.	1.7%
Walmart, Inc.	1.4%

Sector Allocation (% of Total Investments) †
Information Technology	16.4%
Industrials	15.0%
Communication Services	14.5%
Financials	12.7%
Consumer Discretionary	11.4%
Health Care	10.2%
Energy	7.9%
Consumer Staples	7.7%
Materials	3.5%
Utilities	0.5%
Real Estate	0.2%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFVX

Dimensional California Municipal Bond ETF
DFCA | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional California Municipal Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional California Municipal Bond ETF	$9	0.19%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$677,667,973
Number of Holdings	492
Portfolio Turnover Rate	18%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	30.9%
School District	22.7%
General	20.3%
Water	7.2%
Medical	5.7%
Higher Education	5.6%
Power	3.9%
Information Technology	2.3%
Transportation	0.6%
Education	0.5%
Utilities	0.2%
Airport	0.1%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	10.8%
1 to 3 Years	15.1%
3 to 5 Years	9.2%
5 to 10 Years	16.9%
Greater than 10 Years	48.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFCA

Dimensional US Core Equity 1 ETF
DCOR | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional US Core Equity 1 ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Core Equity 1 ETF	$7	0.14%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$2,957,839,868
Number of Holdings	2,383
Portfolio Turnover Rate	1%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	6.0%
Apple, Inc.	5.2%
Microsoft Corp.	3.6%
Amazon.com, Inc.	3.1%
Alphabet, Inc., Class A	2.4%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class C	1.9%
Meta Platforms, Inc., Class A	1.7%
JPMorgan Chase & Co.	1.3%
Exxon Mobil Corp.	1.1%

Sector Allocation (% of Total Investments) †
Information Technology	27.8%
Financials	14.9%
Industrials	12.9%
Consumer Discretionary	10.1%
Communication Services	9.0%
Health Care	8.7%
Energy	5.6%
Consumer Staples	5.0%
Materials	3.3%
Utilities	2.5%
Real Estate	0.2%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DCOR

Dimensional World Equity ETF
DFAW | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional World Equity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional World Equity ETF	$13	0.24%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$1,310,436,523
Number of Holdings	6
Portfolio Turnover Rate	-%*
*	Amount is less than 1%.
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
Dimensional U.S. Core Equity 2 ETF	52.6%
Dimensional International Core Equity 2 ETF	19.1%
Dimensional US Core Equity 1 ETF	17.5%
Dimensional Emerging Markets Core Equity 2 ETF	9.1%
Dimensional Global Real Estate ETF	1.7%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFAW

Dimensional Global Core Plus Fixed Income ETF
DFGP | NASDAQ
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional Global Core Plus Fixed Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Core Plus Fixed Income ETF	$11	0.22%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$2,428,934,160
Number of Holdings	1,412
Portfolio Turnover Rate	9%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	48.3%
Canada	13.3%
Australia	6.6%
Japan	6.0%
France	5.8%
United Kingdom	3.4%
Germany	3.2%
Supranational	2.2%
Netherlands	1.6%
Italy	1.5%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	2.2%
1 to 3 Years	6.3%
3 to 5 Years	9.4%
5 to 10 Years	51.0%
Greater than 10 Years	31.1%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFGP

Dimensional International Core Fixed Income ETF (formerly, Dimensional Global ex US Core Fixed Income ETF)
DFGX | NASDAQ
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional International Core Fixed Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Core Fixed Income ETF	$10	0.20%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$1,520,849,537
Number of Holdings	701
Portfolio Turnover Rate	11%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	19.9%
Canada	18.6%
Japan	15.0%
United Kingdom	9.1%
Australia	7.8%
France	7.4%
Germany	4.2%
Italy	2.7%
Denmark	2.7%
Netherlands	2.3%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	0.9%
1 to 3 Years	5.1%
3 to 5 Years	6.7%
5 to 10 Years	62.4%
Greater than 10 Years	24.9%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFGX

Dimensional Global Credit ETF
DGCB | NASDAQ
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional Global Credit ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Credit ETF	$10	0.20%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$965,947,321
Number of Holdings	1,121
Portfolio Turnover Rate	14%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	51.8%
Canada	12.2%
France	6.4%
United Kingdom	5.2%
Japan	5.0%
Australia	3.6%
Germany	2.6%
Italy	1.7%
Spain	1.7%
Supranational	1.6%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	2.6%
1 to 3 Years	6.7%
3 to 5 Years	7.9%
5 to 10 Years	54.7%
Greater than 10 Years	28.1%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DGCB

Dimensional Ultrashort Fixed Income ETF
DUSB | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional Ultrashort Fixed Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Ultrashort Fixed Income ETF	$7	0.14%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$1,862,396,037
Number of Holdings	472
Portfolio Turnover Rate	14%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	54.8%
Australia	8.1%
Canada	7.9%
Japan	5.6%
France	5.3%
Germany	4.3%
United Kingdom	3.2%
Supranational	3.2%
Netherlands	2.9%
Sweden	1.7%
†	Excludes money market funds, if any.

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	73.5%
1 to 3 Years	26.5%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DUSB

Dimensional US Vector Equity ETF
DXUV | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional US Vector Equity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Vector Equity ETF	$13	0.25%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$399,617,441
Number of Holdings	1,987
Portfolio Turnover Rate	2%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	4.8%
Microsoft Corp.	4.3%
Apple, Inc.	4.1%
Amazon.com, Inc.	2.7%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class A	1.7%
Alphabet, Inc., Class C	1.5%
Eli Lilly & Co.	0.8%
JPMorgan Chase & Co.	0.7%
Micron Technology, Inc.	0.6%

Sector Allocation (% of Total Investments) †
Information Technology	22.6%
Financials	16.7%
Industrials	16.0%
Consumer Discretionary	10.9%
Health Care	8.2%
Communication Services	8.1%
Energy	7.1%
Consumer Staples	5.3%
Materials	4.2%
Utilities	0.5%
Real Estate	0.4%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DXUV

Dimensional International Vector Equity ETF
DXIV | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional International Vector Equity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Vector Equity ETF	$16	0.30%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$143,273,073
Number of Holdings	2,651
Portfolio Turnover Rate	5%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
TotalEnergies SE	1.1%
BHP Group, Ltd.	0.8%
ASML Holding NV- NYS	0.7%
Novartis AG, Class B	0.7%
Shell PLC	0.6%
Suncor Energy, Inc.	0.6%
Orange SA	0.6%
Roche Holding AG	0.6%
Nestle SA, Registered	0.5%
Bayer AG, Registered	0.5%

Top Countries (% of Total Investments) †
Japan	24.0%
Canada	14.0%
United Kingdom	10.4%
Germany	7.9%
France	7.2%
Switzerland	7.0%
Australia	5.9%
Netherlands	3.3%
Italy	3.0%
Spain	2.6%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DXIV

Dimensional Emerging Markets ex China Core Equity ETF
DEXC | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional Emerging Markets ex China Core Equity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets ex China Core Equity ETF	$24	0.43%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$300,028,430
Number of Holdings	3,406
Portfolio Turnover Rate	4%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co., Ltd.	11.8%
Samsung Electronics Co., Ltd.	6.8%
SK hynix, Inc.	5.0%
Petroleo Brasileiro SA - Petrobras	1.0%
Macronix International Co., Ltd.	0.8%
Taiwan Union Technology Corp.	0.7%
HDFC Bank, Ltd.	0.6%
Vale SA, Class B	0.6%
Reliance Industries, Ltd.	0.6%
Hyundai Motor Co.	0.6%

Top Countries (% of Total Investments) †
Taiwan	31.3%
Korea, Republic of	24.7%
India	16.0%
Brazil	5.3%
South Africa	4.0%
Saudi Arabia	3.2%
Mexico	2.2%
United Arab Emirates	1.9%
Malaysia	1.8%
Poland	1.5%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DEXC

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.
(a)	Please see the Schedules of Investments contained in the Semi-Annual Financial Statements & Other Information included under Item 7 of this Report.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)	Please see Financial Statements included below.
(b)	Please see Financial Highlights included below.
DIMENSIONAL ETF TRUST
Semi-Annual Financial Statements & Other Information
Six Months Ended: April 30, 2026 (Unaudited)
Dimensional U.S. Equity Market ETF
Dimensional U.S. Small Cap ETF
Dimensional U.S. Targeted Value ETF
Dimensional U.S. Core Equity 2 ETF
Dimensional US Marketwide Value ETF
Dimensional International Value ETF
Dimensional World ex U.S. Core Equity 2 ETF

**Blank Page**

DIMENSIONAL ETF TRUST
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)

Page
Item 7 — Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Item 8 — Changes in and Disagreements with Accountants for Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 270
Item 9 — Proxy Disclosures for Open End Management Investment Companies . . . . . . . . . . . . . . . . . . . 271
Item 10 — Remuneration Paid to Directors, Officers, and Others of Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 272
Item 11 — Statement Regarding Basis for Approval of Investment Management Agreements . . . . . . . . . 273
i

2
DIMENSIONAL ETF TRUST
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
(Unaudited)
Schedules of Investments
Investment Abbreviations
Financial Highlights
All Statements, Schedules and Notes to Financial Statements
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt
NYS New York Registry Shares
NVDR Non-Voting Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Investment Footnotes
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of April 30, 2026.
† See Note B to Financial Statements.
# Total or Partial Securities on Loan
§ Affiliated Fund
@ Security purchased with cash collateral received from Securities on Loan
(a) Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c) Not annualized for periods less than one year
(d) Annualized for periods less than one year
(e) Excludes impact of in-kind transactions
— Amounts designated as — are either zero or rounded to zero
SEC Securities and Exchange Commission

3
Dimensional U.S. Equity Market ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value†
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (10.5%)
Alphabet, Inc., Class A 1,690,068 $ 650,338,166
Alphabet, Inc., Class C 1,412,206 539,377,960
*AMC Global Media, Inc., Class A 5,279 44,819
*Anterix, Inc. 2,363 114,180
Array Digital Infrastructure, Inc. 4,641 230,611
#*AST SpaceMobile, Inc., Class A 69,716 5,152,012
AT&T, Inc. 2,048,953 53,539,142
#*Atlanta Braves Holdings, Inc. 1,097 58,053
*Atlanta Braves Holdings, Inc.,
Class C 14,490 715,951
ATN International, Inc. 1,619 45,219
*Bandwidth, Inc., Class A 118 4,344
*Boston Omaha Corp., Class A 9,300 111,786
*Bumble, Inc., Class A 4,567 18,953
#*Cable One, Inc. 1,096 100,273
*Cargurus, Inc., Class A 25,839 942,090
*Cars.com, Inc. 14,394 158,190
#*Charter Communications, Inc.,
Class A 22,481 3,713,187
Cinemark Holdings, Inc. 35,027 1,033,997
Comcast Corp., Class A 1,055,724 28,546,777
*DoubleVerify Holdings, Inc. 39,617 436,579
*E.W. Scripps Co. (The), Class A 6,486 31,068
#*EchoStar Corp., Class A 13,780 1,696,869
Electronic Arts, Inc. 67,590 13,678,188
Entravision Communications
Corp., Class A 3,939 14,850
#*EverQuote, Inc., Class A 13,379 192,925
Fox Corp., Class A 60,027 3,811,114
Fox Corp., Class B 44,248 2,523,021
*Gaia, Inc., Class A 3,612 11,306
*GCI Liberty, Inc., Class A 894 31,165
*GCI Liberty, Inc., Class C 10,792 369,626
#*Globalstar, Inc. 3,656 300,889
Gray Media, Inc. 21,571 121,661
IDT Corp., Class B 6,079 304,862
#*IMAX Corp. 14,572 554,027
Iridium Communications, Inc. 25,971 1,014,687
John Wiley & Sons, Inc., Class A 10,081 412,615
*Liberty Broadband Corp., Class
A 3,697 142,076
*Liberty Broadband Corp., Class
C 22,537 867,449
*Liberty Global, Ltd., Class A 50,442 584,118
*Liberty Global, Ltd., Class C 53,369 605,205
*Liberty Latin America, Ltd., Class
A 11,274 91,545
*Liberty Latin America, Ltd., Class
C 37,219 309,290
#*Liberty Media Corp.-Liberty
Formula One 7,741 613,087
*Liberty Media Corp.-Liberty
Formula One, Class C 64,355 5,531,312
*Lionsgate Studios Corp. 32,410 403,180
Shares Value†
COMMUNICATION SERVICES — (Continued)
#*Live Nation Entertainment, Inc. 49,662 $ 7,843,616
*Lumen Technologies, Inc. 273,773 2,420,153
*Madison Square Garden
Entertainment Corp., Class A 13,402 896,862
*Magnite, Inc. 51,210 656,256
Marcus Corp. (The) 4,666 82,215
Match Group, Inc. 65,837 2,463,621
*MediaAlpha, Inc., Class A 580 4,936
Meta Platforms, Inc., Class A 645,768 395,151,897
*Netflix, Inc. 1,238,361 115,922,973
New York Times Co. (The), Class
A 46,380 3,665,411
News Corp., Class A 110,685 2,913,229
#News Corp., Class B 37,648 1,147,511
Nexstar Media Group, Inc., Class
A 9,045 1,882,626
Omnicom Group, Inc. 87,262 6,694,741
*Optimum Communications, Inc.,
Class A 5,660 8,943
#Paramount Skydance Corp.,
Class B 51,377 526,101
*Pinterest, Inc., Class A 110,637 2,175,123
*PubMatic, Inc., Class A 6,151 60,157
#*QuinStreet, Inc. 9,322 118,949
*Reddit, Inc., Class A 28,317 4,169,112
#*Reservoir Media, Inc. 1,724 17,343
*ROBLOX Corp., Class A 146,309 8,085,035
*Roku, Inc., Class A 39,172 4,565,888
#Scholastic Corp. 5,755 232,272
#Shenandoah
Telecommunications Co. 7,578 119,202
#Shutterstock, Inc. 4,837 78,214
#Sinclair, Inc. 10,858 168,842
#Sirius XM Holdings, Inc. 56,150 1,512,681
#*Sphere Entertainment Co. 8,335 1,187,321
Spok Holdings, Inc. 2,839 30,349
*Spotify Technology SA 44,877 20,039,824
#*Stagwell, Inc., Class A 29,473 184,796
*Starz Entertainment Corp. 2,428 44,530
*Take-Two Interactive Software,
Inc. 54,710 11,694,810
Telephone and Data Systems,
Inc. 32,663 1,471,795
#TKO Group Holdings, Inc., Class
A 20,911 3,891,328
T-Mobile US, Inc. 144,997 28,346,914
*Trade Desk, Inc. (The), Class A 45,881 1,082,333
*TripAdvisor, Inc. 39,709 441,961
*USA TODAY Co, Inc. 49,891 360,712
Verizon Communications, Inc. 1,240,163 59,565,029
Versant Media Group, Inc. 33,227 1,335,393
Walt Disney Co. (The) 520,579 54,010,071
*Warner Bros Discovery, Inc. 665,598 18,004,426
Warner Music Group Corp., Class
A 43,057 1,217,221

4
Dimensional U.S. Equity Market ETF
continued
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Yelp, Inc., Class A 17,362 $ 479,191
Zedge, Inc., Class B 68 226
#*Ziff Davis, Inc. 11,558 528,894
*ZoomInfo Technologies, Inc.,
Class A 37,938 237,113
TOTAL COMMUNICATION
SERVICES 2,086,636,570
CONSUMER DISCRETIONARY — (10.2%)
#*1-800-Flowers.com, Inc., Class
A 3,914 13,856
*Abercrombie & Fitch Co. 14,502 1,237,746
#Academy Sports & Outdoors,
Inc. 20,648 1,132,336
*Accel Entertainment, Inc., Class
A 11,617 145,096
#Acushnet Holdings Corp. 9,517 921,436
*Adient PLC 29,487 620,701
ADT, Inc. 154,251 1,161,510
#Advance Auto Parts, Inc. 17,543 1,043,984
*Airbnb, Inc., Class A 124,177 17,429,484
*Amazon.com, Inc. 2,849,099 755,182,181
American Eagle Outfitters, Inc. 48,050 837,031
*American Outdoor Brands, Inc. 1,353 12,732
*American Public Education, Inc. 4,979 289,529
#*America's Car-Mart, Inc., Class
MA 1,343 16,398
*Aptiv PLC 63,350 3,817,471
Aramark 79,068 3,612,617
Arhaus, Inc., Class A 288 2,131
Arko Corp. 11,157 73,636
*Asbury Automotive Group, Inc. 5,521 1,124,572
Autoliv, Inc. 22,090 2,560,894
*AutoNation, Inc. 7,458 1,583,930
*AutoZone, Inc. 4,739 17,553,398
Bassett Furniture Industries, Inc. 306 4,461
Bath & Body Works, Inc. 19,610 381,218
*Beazer Homes USA, Inc. 12,430 268,364
#*Bed Bath & Beyond, Inc. 25,622 125,548
Best Buy Co., Inc. 60,871 3,682,087
#*Biglari Holdings, Inc., Class A 20 32,604
*Biglari Holdings, Inc., Class B 160 49,480
#*Birkenstock Holding PLC 13,447 520,937
*BJ's Restaurants, Inc. 5,139 197,338
Bloomin' Brands, Inc. 5,424 33,086
Booking Holdings, Inc. 232,902 39,211,381
*Boot Barn Holdings, Inc. 9,264 1,588,313
BorgWarner, Inc. 59,696 3,400,881
*Bright Horizons Family Solutions,
Inc. 14,284 1,158,575
Brightstar Lottery PLC 21,165 277,896
*Brinker International, Inc. 13,708 2,086,906
Brunswick Corp. 19,588 1,556,267
Buckle, Inc. (The) 9,641 536,136
#Build-A-Bear Workshop, Inc.,
Class A 3,722 137,491
*Burlington Stores, Inc. 18,985 6,075,390
*Caesars Entertainment, Inc. 57,358 1,594,552
Caleres, Inc. 7,347 96,246
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Callaway Golf Co 32,635 $ 499,315
Camping World Holdings, Inc.,
Class A 488 3,997
*Capri Holdings, Ltd. 43,484 848,373
*CarMax, Inc. 21,118 830,149
Carnival Corp. 337,269 8,941,001
Carriage Services, Inc., Class A 3,278 160,950
Carter's, Inc. 14,435 521,392
#*Carvana Co., Class A 39,863 15,777,775
*Cato Corp. (The), Class A 626 1,797
#*Cava Group, Inc. 23,078 2,155,716
*Cavco Industries, Inc. 2,338 1,185,366
Century Communities, Inc. 10,424 583,952
*Champion Homes, Inc. 16,650 1,269,230
#Cheesecake Factory, Inc. (The) 14,531 913,564
*Chewy, Inc., Class A 65,713 1,670,424
*Chipotle Mexican Grill, Inc.,
Class A 330,612 11,237,502
#Choice Hotels International, Inc. 5,537 548,606
Churchill Downs, Inc. 12,653 1,277,826
*Citi Trends, Inc. 2,530 123,236
Columbia Sportswear Co. 7,709 469,632
*Cooper-Standard Holdings, Inc. 5,025 151,102
*Coupang, Inc., Class A 485,778 9,705,844
*Coursera, Inc. 58,069 345,511
*Covista, Inc. 10,368 1,194,601
#Cricut, Inc., Class A 19,200 82,752
*Crocs, Inc. 14,450 1,473,611
*Culp, Inc. 1,492 4,909
D.R. Horton, Inc. 75,062 11,549,039
Dana, Inc. 32,814 1,196,070
Darden Restaurants, Inc. 34,501 6,919,521
#*Dauch Corporation 86,366 493,150
*Dave & Buster's Entertainment,
Inc. 594 6,694
*Deckers Outdoor Corp. 42,378 4,331,032
#Designer Brands, Inc., Class A 8,875 66,562
#Dick's Sporting Goods, Inc. 19,157 4,347,106
#Dillard's, Inc., Class A 1,087 618,742
Dine Brands Global, Inc. 3,335 92,646
Domino's Pizza, Inc. 9,608 3,261,147
*DoorDash, Inc., Class A 115,668 19,507,408
#*Dorman Products, Inc. 8,077 908,743
#*Dream Finders Homes, Inc.,
Class A 160 2,336
#*Driven Brands Holdings, Inc. 18,842 255,686
#*Dutch Bros, Inc., Class A 37,198 2,139,257
eBay, Inc. 137,325 14,210,391
*El Pollo Loco Holdings, Inc. 3,290 44,481
Ethan Allen Interiors, Inc. 8,092 172,683
*Etsy, Inc. 25,349 1,630,955
*European Wax Center, Inc.,
Class A 5,885 34,133
Expedia Group, Inc. 35,976 8,935,359
*Figs, Inc., Class A 34,315 513,352
*First Watch Restaurant Group,
Inc. 20,688 271,427
*Five Below, Inc. 16,620 3,916,669
Flanigan's Enterprises, Inc. 313 10,050

5
Dimensional U.S. Equity Market ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Flexsteel Industries, Inc. 186 $ 10,286
#*Floor & Decor Holdings, Inc.,
Class A 12,493 604,661
*Flutter Entertainment PLC, Class
DI 31,264 3,374,324
Ford Motor Co. 1,181,249 14,269,488
*Fox Factory Holding Corp. 2,147 38,109
*Frontdoor, Inc. 19,630 1,347,207
#*GameStop Corp., Class A 123,285 3,075,961
Gap, Inc. (The) 72,297 1,777,783
Garmin, Ltd. 48,923 12,286,522
Garrett Motion, Inc. 43,881 1,123,792
General Motors Co. 267,256 20,549,314
*Genesco, Inc. 2,375 84,289
Gentex Corp. 65,940 1,523,873
*Gentherm, Inc. 7,768 233,817
Genuine Parts Co. 41,619 4,462,805
*GigaCloud Technology, Inc.,
Class A 13,206 587,535
G-III Apparel Group, Ltd. 14,576 454,625
#*Global Business Travel Group I 23,187 135,876
Gold.com, Inc., Class A 9,757 440,919
Golden Entertainment, Inc. 3,497 92,105
*Goodyear Tire & Rubber Co.
(The) 42,634 301,849
Graham Holdings Co., Class B 1,016 1,140,470
*Grand Canyon Education, Inc. 8,412 1,422,217
*Green Brick Partners, Inc. 9,246 623,550
Group 1 Automotive, Inc. 3,485 1,243,692
H&R Block, Inc. 34,174 1,084,341
Hamilton Beach Brands Holding
Co., Class A 265 5,515
#Harley-Davidson, Inc. 34,035 813,096
Hasbro, Inc. 40,923 3,922,060
Haverty Furniture Cos., Inc. 2,060 45,608
*Helen of Troy, Ltd. 2,399 55,537
*Hilton Grand Vacations, Inc. 17,240 809,763
Hilton Worldwide Holdings, Inc. 67,057 21,731,162
*Holley, Inc. 10,245 33,808
Home Depot, Inc. (The) 294,518 96,837,518
Hooker Furnishings Corp. 3,546 43,084
*Hovnanian Enterprises, Inc.,
Class A 1,288 144,823
#Hyatt Hotels Corp., Class A 12,538 2,100,993
#Installed Building Products, Inc. 7,059 2,036,874
Johnson Outdoors, Inc., Class A 1,187 62,472
KB Home 14,443 765,335
#Kohl's Corp. 26,538 376,043
Kontoor Brands, Inc. 16,307 1,196,282
#*Kura Sushi USA, Inc., Class A 1,587 87,396
#Lakeland Industries, Inc. 1,000 10,170
*Lands' End, Inc. 1,204 13,593
Las Vegas Sands Corp. 89,749 4,901,193
*Latham Group, Inc. 7,691 46,684
*Laureate Education, Inc., Class
A 41,701 1,254,992
La-Z-Boy, Inc. 14,739 512,033
LCI Industries 7,331 874,002
Lear Corp. 15,752 2,002,552
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Legacy Housing Corp. 2,087 $ 45,392
Leggett & Platt, Inc. 45,556 495,194
Lennar Corp., Class A 51,866 4,683,500
#Lennar Corp., Class B 2,757 243,664
#Levi Strauss & Co., Class A 38,327 853,926
*Liberty Live Holdings, Inc., Class
A 3,181 290,139
*Liberty Live Holdings, Inc., Class
C 7,602 711,547
*Life Time Group Holdings, Inc. 45,849 1,229,212
Lifetime Brands, Inc. 300 2,025
*Lincoln Educational Services
Corp. 8,865 364,706
*Lindblad Expeditions Holdings,
Inc. 16,473 305,245
#Lithia Motors, Inc., Class A 6,941 2,013,723
LKQ Corp. 62,468 1,972,739
*Lovesac Co. (The) 2,870 45,375
Lowe's Cos., Inc. 164,475 39,274,985
*Lululemon Athletica, Inc. 19,446 2,677,714
*M/I Homes, Inc. 2,750 361,597
Macy's, Inc. 85,168 1,665,034
*Malibu Boats, Inc., Class A 6,014 153,958
Marine Products Corp. 1,049 8,308
*MarineMax, Inc. 6,075 174,596
Marriott International, Inc., Class
A 65,362 23,640,782
Marriott Vacations Worldwide
Corp. 10,585 762,226
*MasterCraft Boat Holdings, Inc. 1,758 41,049
*Mattel, Inc. 92,536 1,395,443
#Matthews International Corp.,
Class A 8,767 250,210
McDonald's Corp. 210,074 61,675,626
Meritage Homes Corp. 7,400 498,316
*MGM Resorts International 57,488 2,238,583
#*Mister Car Wash, Inc. 30,414 215,331
*Mohawk Industries, Inc. 15,718 1,659,192
Monarch Casino & Resort, Inc. 2,998 355,833
Monro, Inc. 10,289 180,675
*Motorcar Parts of America, Inc. 1,978 22,193
Movado Group, Inc. 3,500 95,340
Murphy USA, Inc. 5,241 3,081,708
*National Vision Holdings, Inc. 26,251 609,548
Newell Brands, Inc. 133,888 546,263
NIKE, Inc., Class B 312,145 13,846,752
*Norwegian Cruise Line Holdings,
Ltd. 141,398 2,570,616
*NVR, Inc. 819 5,172,698
*Ollie's Bargain Outlet Holdings,
Inc. 19,054 1,648,362
OneSpaWorld Holdings, Ltd. 28,364 699,456
*O'Reilly Automotive, Inc. 241,179 23,973,193
#Oxford Industries, Inc. 231 9,896
#Papa John's International, Inc. 12,131 439,021
#Patrick Industries, Inc. 10,432 970,176
*Penn Entertainment, Inc. 36,710 640,957
#Penske Automotive Group, Inc. 5,766 988,984
Perdoceo Education Corp. 18,727 635,594

6
Dimensional U.S. Equity Market ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Phinia, Inc. 12,167 $ 877,849
*Planet Fitness, Inc., Class A 21,270 1,418,071
Polaris, Inc. 16,201 1,073,640
Pool Corp. 7,065 1,507,106
PulteGroup, Inc. 55,712 6,816,920
*Pursuit Attractions and
Hospitality, Inc. 7,577 318,840
PVH Corp. 13,458 1,230,600
#*QuantumScape Corp., Class A 103,825 756,884
Ralph Lauren Corp., Class A 11,795 4,230,159
RCI Hospitality Holdings, Inc. 1,000 25,020
#Red Rock Resorts, Inc., Class A 17,363 936,907
*Revolve Group, Inc., Class A 16,565 421,579
#*RH 2,944 388,490
*Rivian Automotive, Inc., Class A 239,199 3,922,864
Rocky Brands, Inc. 1,174 43,051
Ross Stores, Inc. 95,519 21,758,273
Royal Caribbean Cruises, Ltd. 76,500 20,177,640
*Rush Street Interactive, Inc. 31,133 874,837
*Sally Beauty Holdings, Inc. 36,198 513,288
#*Savers Value Village, Inc. 11,704 98,899
Service Corp. International 42,530 3,446,206
*Shake Shack, Inc., Class A 12,195 1,249,500
#*SharkNinja, Inc. 26,241 3,031,623
Shoe Carnival, Inc. 4,362 80,784
#Signet Jewelers, Ltd. 11,750 1,046,103
#*Sleep Number Corp. 4,386 13,202
Smith & Wesson Brands, Inc. 13,008 202,144
#Somnigroup International, Inc. 60,782 4,610,923
Sonic Automotive, Inc., Class A 4,364 343,665
*Sonos, Inc. 34,115 505,925
Standard Motor Products, Inc. 7,098 265,252
Starbucks Corp. 334,557 35,238,889
Steven Madden, Ltd. 22,221 834,621
*Stitch Fix, Inc., Class A 24,641 89,693
*Stoneridge, Inc. 4,093 28,651
Strategic Education, Inc. 7,049 552,642
*Strattec Security Corp. 556 41,845
#*Stride, Inc. 11,002 1,068,954
Sturm Ruger & Co., Inc. 4,787 207,660
Superior Group of Cos., Inc. 2,281 25,730
Tapestry, Inc. 60,615 8,791,600
*Target Hospitality Corp. 4,102 59,643
*Taylor Morrison Home Corp.,
Class A 28,059 1,704,304
*Tesla, Inc. 899,930 343,440,286
Texas Roadhouse, Inc., Class A 20,270 3,263,267
Thor Industries, Inc. 13,823 1,092,570
TJX Cos., Inc. (The) 325,864 51,079,182
Toll Brothers, Inc. 28,893 4,106,851
*TopBuild Corp. 8,320 3,683,264
Tractor Supply Co. 159,668 5,604,347
Travel + Leisure Co. 17,727 1,146,228
*Ulta Beauty, Inc. 12,930 6,949,616
#*Under Armour, Inc., Class A 51,151 321,740
*Under Armour, Inc., Class C 41,261 250,454
#*United Parks & Resorts, Inc. 7,517 264,974
*Universal Technical Institute, Inc. 16,627 624,011
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Upbound Group, Inc. 16,250 $ 321,100
*Urban Outfitters, Inc. 17,579 1,236,507
#Vail Resorts, Inc. 11,473 1,459,136
*Valvoline, Inc. 36,747 1,221,103
#*Versigent PLC 21,271 743,847
VF Corp. 97,113 1,838,349
*Victoria's Secret & Co. 23,605 1,223,447
Visteon Corp. 6,705 749,016
#*Warby Parker, Inc., Class A 22,904 506,636
*Wayfair, Inc., Class A 31,112 1,988,990
#Wendy's Co. (The) 38,560 268,378
Weyco Group, Inc. 454 14,977
#Whirlpool Corp. 6,891 386,309
Williams-Sonoma, Inc. 34,935 6,330,571
#Wingstop, Inc. 5,142 843,597
#Winmark Corp. 1,141 434,139
Winnebago Industries, Inc. 10,548 343,970
Wolverine World Wide, Inc. 28,529 485,564
Wyndham Hotels & Resorts, Inc. 23,577 1,918,696
#Wynn Resorts, Ltd. 22,447 2,404,298
#*XPEL, Inc. 7,364 350,674
*YETI Holdings, Inc. 25,208 994,708
Yum! Brands, Inc. 83,681 13,359,672
*Zumiez, Inc. 2,741 67,346
TOTAL CONSUMER
DISCRETIONARY 2,032,357,494
CONSUMER STAPLES — (4.8%)
#Albertsons Cos., Inc., Class A 109,787 1,849,911
Alico, Inc. 691 28,752
Altria Group, Inc. 495,116 35,970,177
Andersons, Inc. (The) 11,492 902,582
Archer-Daniels-Midland Co. 139,743 10,416,443
#B&G Foods, Inc. 48,063 266,269
*BellRing Brands, Inc. 11,579 206,106
*BJ's Wholesale Club Holdings,
Inc. 39,986 3,754,286
*Boston Beer Co., Inc. (The),
Class A 2,361 559,651
Brown-Forman Corp., Class A 10,289 270,395
#Brown-Forman Corp., Class B 51,535 1,328,057
Bunge Global SA 40,470 5,142,523
Calavo Growers, Inc. 4,267 120,159
Cal-Maine Foods, Inc. 12,123 936,623
#Campbell's Company (The) 19,598 407,442
Casey's General Stores, Inc. 11,137 9,156,285
*Central Garden & Pet Co. 1,175 43,498
*Central Garden & Pet Co., Class
A 18,011 604,449
*Chefs' Warehouse, Inc. (The) 10,825 840,020
Church & Dwight Co., Inc. 70,518 6,844,477
Clorox Co. (The) 25,393 2,448,901
Coca-Cola Co. (The) 1,208,914 95,214,067
Coca-Cola Consolidated, Inc. 15,412 3,160,539
Colgate-Palmolive Co. 232,846 19,875,735
Conagra Brands, Inc. 38,301 549,619
Constellation Brands, Inc., Class
A 44,426 6,956,223
Costco Wholesale Corp. 131,232 133,138,801

7
Dimensional U.S. Equity Market ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
*Darling Ingredients, Inc. 47,764 $ 3,067,882
Dole PLC 31,012 470,762
Dollar General Corp. 65,525 7,593,037
*Dollar Tree, Inc. 58,997 5,729,199
#*elf Beauty, Inc. 17,504 1,119,731
Energizer Holdings, Inc. 14,559 285,065
Estee Lauder Cos., Inc. (The),
Class A 65,016 4,987,377
*FitLife Brands, Inc. 1,200 11,100
Fresh Del Monte Produce, Inc. 12,271 514,032
#*Freshpet, Inc. 11,494 774,466
General Mills, Inc. 102,837 3,631,174
*Grocery Outlet Holding Corp. 6,733 53,258
*Herbalife, Ltd. 29,077 482,678
Hershey Co. (The) 44,635 8,290,505
Hormel Foods Corp. 68,926 1,479,841
Ingles Markets, Inc., Class A 5,180 473,815
Ingredion, Inc. 19,791 2,211,446
Interparfums, Inc. 5,528 504,264
J&J Snack Foods Corp. 1,510 133,273
J.M. Smucker Co. (The) 31,236 3,062,065
John B. Sanfilippo & Son, Inc. 2,309 188,853
Kenvue, Inc. 566,669 9,933,708
Keurig Dr Pepper, Inc. 379,496 11,157,182
Kimberly-Clark Corp. 97,449 9,591,905
Kraft Heinz Co. (The) 179,920 4,076,987
Kroger Co. (The) 173,413 11,804,223
Lamb Weston Holdings, Inc. 34,881 1,519,068
#Lifevantage Corp. 16,797 84,825
Limoneira Co. 2,209 28,121
#*Mama's Creations, Inc. 2,361 33,503
*Maplebear, Inc. 46,616 1,974,188
Marzetti Co. (The) 6,568 855,679
McCormick & Co., Inc. 71,104 3,614,927
McCormick & Co., Inc. 1,214 61,453
#*Medifast, Inc. 2,079 22,599
MGP Ingredients, Inc. 3,037 60,558
#*Mission Produce, Inc. 22,189 307,540
Molson Coors Beverage Co.,
Class B 47,180 2,016,473
Mondelez International, Inc.,
Class A 379,209 23,298,601
*Monster Beverage Corp. 215,895 16,639,028
*National Beverage Corp. 8,401 287,482
#Natural Grocers by Vitamin
Cottage, Inc. 2,126 61,569
*Nature's Sunshine Products, Inc. 2,512 68,226
Nu Skin Enterprises, Inc., Class A 9,320 68,036
Oil-Dri Corp. of America 2,929 213,671
PepsiCo, Inc. 401,707 63,666,542
*Performance Food Group Co. 46,817 4,239,747
Philip Morris International, Inc. 460,656 76,040,486
Pilgrim's Pride Corp. 14,423 477,401
#*Post Holdings, Inc. 12,615 1,321,421
PriceSmart, Inc. 8,008 1,256,615
Procter & Gamble Co. (The) 685,953 100,896,827
Reynolds Consumer Products,
Inc. 13,457 282,193
Seaboard Corp. 94 534,477
Shares Value†
CONSUMER STAPLES — (Continued)
*Seneca Foods Corp., Class A 1,324 $ 185,175
*Seneca Foods Corp., Class B 224 31,143
Smithfield Foods, Inc. 2,800 73,584
Spectrum Brands Holdings, Inc. 6,513 537,974
*Sprouts Farmers Market, Inc. 20,373 1,667,530
Sysco Corp. 142,002 10,608,969
Target Corp. 133,610 17,335,897
Tootsie Roll Industries, Inc. 6,031 254,629
Turning Point Brands, Inc. 5,953 480,288
Tyson Foods, Inc., Class A 85,776 5,495,668
*United Natural Foods, Inc. 17,583 879,502
Universal Corp. 8,650 463,467
*US Foods Holding Corp. 70,068 6,550,657
*USANA Health Sciences, Inc. 1,784 33,985
Village Super Market, Inc., Class
A 1,953 84,155
#*Vita Coco Co., Inc. (The) 15,025 991,500
Walmart, Inc. 1,296,272 171,017,165
WD-40 Co. 4,350 913,326
#Weis Markets, Inc. 4,877 342,268
TOTAL CONSUMER STAPLES 950,497,956
ENERGY — (3.8%)
*Amplify Energy Corp. 1,141 7,302
Antero Midstream Corp. 106,896 2,336,747
*Antero Resources Corp. 90,004 3,533,557
APA Corp. 108,906 4,435,741
Archrock, Inc. 53,273 2,064,329
Ardmore Shipping Corp. 11,583 205,251
#Atlas Energy Solutions, Inc.,
Class A 712 12,375
Baker Hughes Co., Class A 293,292 20,433,654
*BKV Corp. 6,432 202,801
*Borr Drilling, Ltd. 70,303 423,927
Bristow Group, Inc. 8,272 406,403
Cactus, Inc., Class A 22,131 1,233,139
California Resources Corp. 18,190 1,241,649
*Calumet, Inc. 5,282 172,827
#*Centrus Energy Corp., Class A 7,580 1,599,077
Cheniere Energy, Inc. 62,400 17,156,880
Chevron Corp. 561,772 108,596,145
Chord Energy Corp. 17,259 2,512,910
*Clean Energy Fuels Corp. 80,059 184,136
*CNX Resources Corp. 42,459 1,652,080
#*Comstock Resources, Inc. 29,652 516,538
ConocoPhillips 361,235 45,436,138
#Core Laboratories, Inc. 14,057 205,935
Core Natural Resources, Inc. 5,395 484,147
Coterra Energy, Inc. 229,577 8,244,110
Crescent Energy Co., Class A 73,952 994,654
#*CVR Energy, Inc. 10,751 356,288
Delek US Holdings, Inc. 6,089 283,687
Devon Energy Corp. 186,364 9,573,519
DHT Holdings, Inc. 41,296 763,150
Diamondback Energy, Inc. 55,316 11,374,629
Dorian LPG, Ltd. 10,892 419,887
DT Midstream, Inc. 30,530 4,518,135
EOG Resources, Inc. 158,271 22,248,154
Epsilon Energy, Ltd. 3,586 22,807

8
Dimensional U.S. Equity Market ETF
continued
Shares Value†
ENERGY — (Continued)
EQT Corp. 187,486 $ 11,264,159
Evolution Petroleum Corp. 4,996 23,981
Excelerate Energy, Inc., Class A 7,722 269,498
Expand Energy Corp. 70,567 7,208,419
*Expro Group Holdings NV 36,004 655,633
Exxon Mobil Corp. 1,230,323 189,875,749
Flowco Holdings, Inc., Class A 356 8,840
*Forum Energy Technologies, Inc. 3,527 221,743
#*Geospace Technologies Corp. 15,067 137,863
Granite Ridge Resources, Inc. 7,177 43,277
*Green Plains, Inc. 31,136 541,144
*Gulfport Energy Corp. 4,396 846,406
Halliburton Co. 258,757 10,945,421
*Helix Energy Solutions Group,
Inc. 55,657 576,050
Helmerich & Payne, Inc. 27,849 1,124,543
HF Sinclair Corp. 47,205 3,172,648
*Innovex International, Inc. 16,630 461,815
International Seaways, Inc. 12,751 1,057,695
Kinder Morgan, Inc. 592,931 19,489,642
#Kinetik Holdings, Inc., Class A 13,035 658,789
Kodiak Gas Services, Inc. 27,953 1,895,213
*Kosmos Energy, Ltd. 187,046 576,102
Liberty Energy, Inc., Class A 51,245 1,731,569
Magnolia Oil & Gas Corp., Class
A 56,441 1,706,776
Marathon Petroleum Corp. 86,577 21,496,203
Matador Resources Co. 37,646 2,388,262
Murphy Oil Corp. 42,670 1,781,899
*Nabors Industries, Ltd. 2,963 304,033
NACCO Industries, Inc., Class A 287 13,828
*National Energy Services
Reunited Corp. 17,745 442,560
Natural Gas Services Group, Inc. 2,011 81,828
#Noble Corp. PLC 39,434 2,012,317
Nordic American Tankers, Ltd. 62,499 348,744
#Northern Oil & Gas, Inc. 26,426 717,730
NOV, Inc. 109,678 2,244,012
Occidental Petroleum Corp. 224,277 13,586,701
*Oceaneering International, Inc. 31,569 1,185,100
*Oil States International, Inc. 22,099 253,697
ONEOK, Inc. 189,173 17,490,936
Ovintiv, Inc. 86,430 5,319,767
*Par Pacific Holdings, Inc. 14,285 938,096
Patterson-UTI Energy, Inc. 104,568 1,277,821
PBF Energy, Inc., Class A 27,133 1,176,487
Peabody Energy Corp. 39,951 1,065,094
Permian Resources Corp., Class
A 242,221 5,236,818
Phillips 66 117,130 20,983,840
*PrimeEnergy Resources Corp. 41 9,085
*ProFrac Holding Corp., Class A 1,412 10,646
*ProPetro Holding Corp. 36,917 632,388
Range Resources Corp. 72,070 3,135,045
Ranger Energy Services, Inc.,
Class A 1,936 33,803
*REX American Resources Corp. 11,026 534,761
Riley Exploration Permian, Inc. 2,841 102,759
RPC, Inc. 30,024 236,589
Shares Value†
ENERGY — (Continued)
SandRidge Energy, Inc. 5,395 $ 83,892
Scorpio Tankers, Inc. 13,313 1,082,746
*Seadrill, Ltd. 17,925 890,693
Select Water Solutions, Inc.,
Class A 34,988 585,349
SFL Corp., Ltd., Class B 42,523 490,290
SLB, Ltd. 444,572 25,287,255
SM Energy Co. 44,974 1,395,543
Solaris Energy Infrastructure, Inc.,
Class A 13,764 1,016,334
*Talos Energy, Inc. 38,323 610,102
Targa Resources Corp. 63,780 16,587,902
TechnipFMC PLC 121,205 9,159,462
Teekay Corp., Ltd. 18,622 248,790
Teekay Tankers, Ltd., Class A 8,655 679,850
*TETRA Technologies, Inc. 35,619 339,093
#Texas Pacific Land Corp. 18,337 8,135,577
*Tidewater, Inc. 13,476 1,203,811
#*Transocean, Ltd. 306,907 2,093,106
#*Uranium Energy Corp. 75,954 1,130,955
VAALCO Energy, Inc. 39,367 258,641
*Valaris, Ltd. 19,101 1,947,920
Valero Energy Corp. 87,409 22,077,765
Viper Energy, Inc., Class A 59,065 2,916,630
#Vitesse Energy, Inc. 8,398 157,546
W&T Offshore, Inc. 1,611 6,782
Weatherford International PLC 21,824 2,408,278
Williams Cos., Inc. (The) 363,119 27,709,611
World Kinect Corp. 20,445 551,402
TOTAL ENERGY 762,441,857
FINANCIALS — (12.5%)
1st Source Corp. 6,389 469,783
*Acacia Research Corp. 4,436 22,535
Acadian Asset Management, Inc. 11,156 751,357
ACNB Corp. 3,070 155,618
Affiliated Managers Group, Inc. 8,365 2,464,915
*Affinity Bancshares, Inc. 142 3,184
#*Affirm Holdings, Inc., Class A 80,625 5,182,575
Aflac, Inc. 147,099 16,720,743
Alerus Financial Corp. 6,581 177,292
Allstate Corp. (The) 76,496 16,619,521
Ally Financial, Inc. 84,435 3,748,070
Amalgamated Financial Corp. 5,969 244,013
Amerant Bancorp, Inc., Class A 12,244 281,245
American Coastal Insurance
Corp. 4,888 58,167
American Express Co. 161,241 52,088,905
American Financial Group, Inc. 18,937 2,523,734
American International Group,
Inc. 157,392 11,772,922
Ameriprise Financial, Inc. 26,767 12,708,704
Ameris Bancorp 19,654 1,675,503
Ames National Corp. 1,511 42,580
Aon PLC, Class A 60,108 18,732,658
Apollo Global Management, Inc. 122,330 15,746,318
*Arch Capital Group, Ltd. 106,494 10,059,423
Ares Management Corp., Class A 52,845 6,204,003
Arrow Financial Corp. 5,157 190,035

9
Dimensional U.S. Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
Arthur J. Gallagher & Co. 67,204 $ 13,870,906
#Artisan Partners Asset
Management, Inc., Class A 25,297 947,120
Associated Banc-Corp 38,652 1,088,440
Assurant, Inc. 15,077 3,562,243
Assured Guaranty, Ltd. 12,846 1,052,087
Atlantic Union Bankshares Corp. 44,954 1,692,518
*Atlanticus Holdings Corp. 879 69,801
Auburn National BanCorp, Inc. 500 11,985
Axis Capital Holdings, Ltd. 22,195 2,228,600
*Axos Financial, Inc. 16,392 1,580,844
#*Bakkt, Inc., Class A 1,071 9,232
#*Baldwin Insurance Group, Inc.
(The), Class A 11,765 267,301
Banc of California, Inc. 39,233 734,834
BancFirst Corp. 7,165 799,686
*Bancorp, Inc. (The) 11,938 714,251
Bank First Corp. 3,976 577,753
Bank of America Corp. 1,999,135 106,873,757
Bank of Hawaii Corp. 13,103 1,041,820
Bank of Marin Bancorp 4,029 103,304
Bank of New York Mellon Corp.
(The) 202,632 27,227,662
Bank of NT Butterfield & Son, Ltd.
(The) 11,719 649,819
Bank of the James Financial
Group, Inc. 356 8,174
#Bank OZK 33,865 1,630,938
Bank7 Corp. 292 12,538
BankUnited, Inc. 21,741 1,010,522
Bankwell Financial Group, Inc. 1,302 67,339
Banner Corp. 8,150 545,316
Bar Harbor Bankshares 3,726 127,616
BayCom Corp. 2,215 66,406
BCB Bancorp, Inc. 1,186 12,038
Beacon Financial Corp. 12,515 357,053
*Berkshire Hathaway, Inc., Class
B 541,412 256,412,723
BGC Group, Inc., Class A 119,277 1,339,481
Blackrock, Inc. 43,567 46,424,995
Blackstone, Inc. 208,857 26,228,262
*Block, Inc., Class A 158,774 11,195,155
#Blue Ridge Bankshares, Inc. 3,200 10,976
#BOK Financial Corp. 6,722 899,336
*Bowhead Specialty Holdings,
Inc. 7,203 171,287
Bread Financial Holdings, Inc. 11,429 968,951
*Bridgewater Bancshares, Inc. 3,705 67,172
*Brighthouse Financial, Inc. 17,967 1,118,625
#Brown & Brown, Inc. 56,529 3,400,219
#Burke & Herbert Financial
Services Corp. 4,523 290,874
Business First Bancshares, Inc. 11,626 318,320
Byline Bancorp, Inc. 12,546 403,354
C&F Financial Corp. 424 31,694
California BanCorp 4,590 85,787
Camden National Corp. 5,393 259,781
Capital Bancorp, Inc. 1,468 46,227
Capital City Bank Group, Inc. 4,946 228,357
Shares Value†
FINANCIALS — (Continued)
Capital One Financial Corp. 184,387 $ 35,273,233
Capitol Federal Financial, Inc. 43,725 335,808
Carlyle Group, Inc. (The) 71,735 3,591,771
*Carter Bankshares, Inc. 6,506 166,554
Cass Information Systems, Inc. 3,425 161,968
Cathay General Bancorp 19,081 1,069,108
Cboe Global Markets, Inc. 31,344 9,406,021
Central Pacific Financial Corp. 8,245 274,394
CF Bankshares, Inc. 36 1,055
Charles Schwab Corp. (The) 489,226 44,832,671
Chemung Financial Corp. 931 61,828
ChoiceOne Financial Services,
Inc. 3,519 105,676
Chubb, Ltd. 109,521 35,813,367
Cincinnati Financial Corp. 46,861 7,666,460
Citigroup, Inc. 512,691 65,614,194
Citizens & Northern Corp. 1,357 29,963
Citizens Community Bancorp, Inc. 600 12,450
Citizens Financial Group, Inc. 126,833 8,250,487
Citizens Financial Services, Inc. 601 37,959
#*Citizens, Inc., Class A 4,015 21,681
City Holding Co. 4,365 536,720
Civista Bancshares, Inc. 5,245 130,443
CME Group, Inc., Class A 107,428 30,919,927
CNB Financial Corp. 11,752 357,026
CNO Financial Group, Inc. 26,184 1,163,879
#*Coastal Financial Corp. 4,595 347,474
Cohen & Steers, Inc. 7,661 538,492
*Coinbase Global, Inc., Class A 62,260 11,690,560
Colony Bankcorp, Inc. 5,260 104,358
Columbia Banking System, Inc. 89,002 2,634,459
*Columbia Financial, Inc. 10,798 207,646
Commerce Bancshares, Inc. 43,198 2,247,592
Community Financial System, Inc. 15,643 991,140
Community Trust Bancorp, Inc. 6,394 415,162
Community West Bancshares 7,342 174,152
ConnectOne Bancorp, Inc. 16,672 487,156
*Consumer Portfolio Services,
Inc. 1,025 9,307
Corebridge Financial, Inc. 81,047 2,232,034
*Corpay, Inc. 19,028 5,831,511
Crawford & Co., Class A 3,717 39,921
Crawford & Co., Class B 1,800 18,054
#*Credit Acceptance Corp. 2,109 1,064,855
#Cullen/Frost Bankers, Inc. 17,875 2,590,624
*Customers Bancorp, Inc. 7,502 572,178
CVB Financial Corp. 52,599 1,071,442
*Dave, Inc. 3,144 855,137
Dime Community Bancshares,
Inc. 15,486 555,793
Donegal Group, Inc., Class A 5,057 85,059
*Donnelley Financial Solutions,
Inc. 9,339 469,752
Eagle Bancorp Montana, Inc. 856 18,935
Eagle Bancorp, Inc. 12,449 321,807
East West Bancorp, Inc. 41,179 5,207,908
Eastern Bankshares, Inc. 64,014 1,295,003
Employers Holdings, Inc. 6,014 253,310

10
Dimensional U.S. Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
Enact Holdings, Inc. 10,707 $ 457,510
*Encore Capital Group, Inc. 6,478 536,184
*Enova International, Inc. 7,393 1,252,448
Enterprise Financial Services
Corp. 8,854 511,938
Equitable Holdings, Inc. 87,074 3,674,523
Equity Bancshares, Inc., Class A 7,186 325,813
#Erie Indemnity Co., Class A 1,621 354,886
Esquire Financial Holdings, Inc. 2,553 268,371
Essent Group, Ltd. 29,524 1,786,792
*Euronet Worldwide, Inc. 10,546 763,319
Evercore, Inc., Class A 12,000 3,855,480
Everest Group, Ltd. 13,667 4,875,839
EVERTEC, Inc. 17,685 522,238
#*EZCORP, Inc., Class A 21,434 702,607
F&G Annuities & Life, Inc. 9,116 261,082
#FactSet Research Systems, Inc. 4,075 927,388
Farmers & Merchants Bancorp,
Inc. 1,955 52,355
Farmers National Banc Corp. 16,784 236,151
FB Financial Corp. 14,102 762,495
Federal Agricultural Mortgage
Corp., Class C 2,752 478,298
#Federated Hermes, Inc., Class B 23,951 1,391,314
Fidelis Insurance Holdings, Ltd. 17,064 360,562
Fidelity D&D Bancorp, Inc. 438 19,749
Fidelity National Financial, Inc. 75,920 3,970,616
Fidelity National Information
Services, Inc. 110,252 5,130,026
Fifth Third Bancorp 271,032 13,757,584
Financial Institutions, Inc. 6,360 216,685
*Finwise Bancorp 1,421 22,097
First American Financial Corp. 31,829 2,232,168
First Bancorp 46,289 1,123,897
#First Bancorp 13,614 786,072
First Bancorp, Inc. (The) 543 15,454
First Bank 2,858 42,413
First Busey Corp. 19,941 522,454
First Business Financial Services,
Inc. 1,694 95,203
#First Capital, Inc. 430 23,254
First Citizens BancShares, Inc.,
Class A 2,484 4,927,809
First Commonwealth Financial
Corp. 36,119 664,951
First Community Bankshares, Inc. 5,151 219,536
First Community Corp. 579 17,144
First Financial Bancorp 31,175 943,979
#First Financial Bankshares, Inc. 36,418 1,175,209
First Financial Corp. 3,897 255,916
First Hawaiian, Inc. 36,271 989,473
First Horizon Corp. 146,435 3,655,018
First Internet Bancorp 1,172 26,862
First Interstate BancSystem, Inc.,
Class A 27,314 969,374
First Merchants Corp. 20,330 822,145
First Mid Bancshares, Inc. 8,330 350,610
First National Corp. 116 3,100
First United Corp. 555 20,624
Shares Value†
FINANCIALS — (Continued)
#FirstCash Holdings, Inc. 11,819 $ 2,579,142
#*Firstsun Capital Bancorp 6,119 216,368
*Fiserv, Inc. 125,760 7,878,864
Five Star Bancorp 4,796 193,998
Flagstar Bank NA 94,328 1,317,762
Flushing Financial Corp. 9,511 153,317
*Flywire Corp. 34,929 471,891
FNB Corp. 107,133 1,912,324
Franklin Financial Services Corp. 327 18,426
Franklin Resources, Inc. 89,015 2,667,780
FS Bancorp, Inc. 1,031 41,900
Fulton Financial Corp. 57,142 1,233,696
FVCBankcorp, Inc. 761 11,917
GCM Grosvenor, Inc., Class A 16,931 184,887
*Genworth Financial, Inc., Class A 126,352 1,110,634
German American Bancorp, Inc. 13,710 590,490
#Glacier Bancorp, Inc. 40,901 2,006,194
Global Payments, Inc. 48,942 3,521,866
Globe Life, Inc. 23,311 3,596,887
Goldman Sachs Group, Inc. (The) 88,037 81,325,939
Great Southern Bancorp, Inc. 2,690 183,512
*Green Dot Corp., Class A 13,920 174,696
Greene County Bancorp, Inc. 869 20,899
*Greenlight Capital Re, Ltd.,
Class A 6,647 121,773
#*Hagerty, Inc., Class A 958 9,733
Hamilton Insurance Group, Ltd.,
Class B 12,645 414,377
#Hamilton Lane, Inc., Class A 7,069 650,277
#Hancock Whitney Corp. 24,867 1,678,771
Hanmi Financial Corp. 12,013 359,309
Hanover Insurance Group, Inc.
(The) 10,872 2,040,566
Hartford Insurance Group, Inc.
(The) 82,840 11,333,340
HBT Financial, Inc. 2,774 77,006
HCI Group, Inc. 3,479 534,270
Heritage Financial Corp. 13,283 365,548
*Heritage Insurance Holdings, Inc. 6,728 197,265
Hilltop Holdings, Inc. 10,005 376,888
#Hingham Institution For Savings
(The) 128 36,378
*Hippo Holdings, Inc. 4,346 114,430
Home Bancorp, Inc. 1,773 110,263
Home BancShares, Inc. 59,174 1,590,005
Home Federal Bancorp, Inc. of
Louisiana 531 9,951
HomeTrust Bancshares, Inc. 5,179 236,525
Hope Bancorp, Inc. 46,855 583,345
Horace Mann Educators Corp. 13,735 624,118
Horizon Bancorp, Inc. 18,652 337,601
Houlihan Lokey, Inc., Class A 16,669 2,579,528
Huntington Bancshares, Inc. 611,995 10,257,036
Independent Bank Corp. 14,646 1,142,242
Independent Bank Corp. 7,643 253,824
Interactive Brokers Group, Inc.,
Class A 138,020 10,972,590
Intercontinental Exchange, Inc. 168,278 26,603,069
International Bancshares Corp. 16,705 1,198,417

11
Dimensional U.S. Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
*International Money Express,
Inc. 4,046 $ 64,372
Invesco, Ltd. 108,442 2,842,265
Investar Holding Corp. 2,055 56,944
Investors Title Co. 257 60,852
Jack Henry & Associates, Inc. 20,977 3,225,214
Jackson Financial, Inc., Class A 20,367 2,357,888
James River Group Holdings, Inc. 3,752 23,262
Janus Henderson Group PLC 2 103
Jefferies Financial Group, Inc. 46,413 2,238,035
JPMorgan Chase & Co. 791,545 247,935,640
Kearny Financial Corp. 17,225 138,489
Kemper Corp. 6,406 215,818
KeyCorp. 262,477 5,803,366
Kingstone Cos., Inc. 3,618 60,312
#Kinsale Capital Group, Inc. 6,499 2,103,141
KKR & Co., Inc. 184,630 19,264,294
Lakeland Financial Corp. 9,554 578,208
Landmark Bancorp, Inc. 496 13,154
Lazard, Inc., Class A 36,959 1,792,512
LCNB Corp. 1,014 16,437
*LendingClub Corp. 39,374 672,114
*LendingTree, Inc. 3,555 176,292
#Lincoln National Corp. 50,821 1,921,542
Live Oak Bancshares, Inc. 12,829 482,370
Loews Corp. 53,514 6,026,212
LPL Financial Holdings, Inc. 23,898 7,985,039
M&T Bank Corp. 44,444 9,716,792
Magyar Bancorp, Inc. 1,150 20,010
MainStreet Bancshares, Inc. 695 16,277
*Markel Group, Inc. 3,757 6,659,170
MarketAxess Holdings, Inc. 7,957 1,250,761
*Marqeta, Inc., Class A 126,622 549,539
Marsh & McLennan Cos., Inc. 136,813 22,944,908
Mastercard, Inc., Class A 247,267 124,355,520
#Mechanics Bancorp 8,481 125,222
Mercantile Bank Corp. 6,037 309,758
#Merchants Bancorp 7,487 348,445
Mercury General Corp. 8,800 856,328
Meridian Corp. 1,591 29,943
MetLife, Inc. 158,805 12,720,281
Metrocity Bankshares, Inc. 4,525 144,755
Metropolitan Bank Holding Corp. 4,303 380,170
MGIC Investment Corp. 64,735 1,714,183
Mid Penn Bancorp, Inc. 7,376 243,187
Midland States Bancorp, Inc. 5,490 142,795
#Moelis & Co., Class A 23,449 1,526,999
Moody's Corp. 46,558 21,502,812
Morgan Stanley 351,699 67,030,312
Morningstar, Inc. 4,895 825,835
MSCI, Inc., Class A 21,228 12,554,451
MVB Financial Corp. 2,685 70,159
Nasdaq, Inc. 135,434 12,447,739
National Bank Holdings Corp.,
Class A 11,736 501,127
National Bankshares, Inc. 365 13,065
Navient Corp. 24,760 228,782
NB Bancorp, Inc. 10,476 205,644
Shares Value†
FINANCIALS — (Continued)
NBT Bancorp, Inc. 17,477 $ 763,570
*NCR Atleos Corp. 24,309 1,078,833
Nelnet, Inc., Class A 4,308 610,444
*NerdWallet, Inc., Class A 9,818 106,427
*NI Holdings, Inc. 1,051 13,537
Nicolet Bankshares, Inc. 6,186 906,125
*NMI Holdings, Inc., Class A 23,239 899,582
Northeast Bank 2,329 289,611
Northeast Community Bancorp,
Inc. 1,548 37,144
Northern Trust Corp. 55,692 9,263,807
Northfield Bancorp, Inc. 10,693 149,167
Northrim BanCorp, Inc. 7,237 177,524
Northwest Bancshares, Inc. 50,504 698,470
Norwood Financial Corp. 539 15,777
Oak Valley Bancorp 584 19,319
OceanFirst Financial Corp. 22,010 419,731
OFG Bancorp 14,503 666,558
Old National Bancorp 104,137 2,496,164
Old Republic International Corp. 72,384 2,891,741
Old Second Bancorp, Inc. 17,809 367,043
OneMain Holdings, Inc., Class A 37,257 2,189,594
*Onity Group, Inc. 840 38,648
OP Bancorp 923 13,236
Oppenheimer Holdings, Inc.,
Class A 1,861 213,047
*OppFi, Inc. 5,913 56,233
Orange County Bancorp, Inc. 2,113 72,053
Origin Bancorp, Inc. 10,068 471,384
Orrstown Financial Services, Inc. 5,728 210,447
*Oscar Health, Inc., Class A 54,284 1,002,083
*Palomar Holdings, Inc. 7,850 944,983
Park National Corp. 4,660 802,405
Parke Bancorp, Inc. 3,142 94,606
Pathward Financial, Inc. 6,550 568,802
*Paymentus Holdings, Inc., Class
A 11,420 320,331
*Payoneer Global, Inc. 82,926 412,971
PayPal Holdings, Inc. 172,115 8,629,846
PCB Bancorp 1,365 32,937
Peapack-Gladstone Financial
Corp. 4,261 177,897
PennyMac Financial Services,
Inc. 9,698 875,632
Peoples Bancorp of North
Carolina, Inc. 417 16,438
Peoples Bancorp, Inc. 14,096 484,902
Peoples Financial Services Corp. 2,386 135,907
Perella Weinberg Partners, Class
A 19,918 452,935
Pinnacle Financial Partners, Inc. 46,002 4,551,438
*Pioneer Bancorp, Inc. 300 4,269
Piper Sandler Cos. 21,320 1,859,104
PJT Partners, Inc., Class A 7,991 1,220,545
Plumas Bancorp 1,480 75,495
PNC Financial Services Group,
Inc. (The) 119,335 26,611,705
*Ponce Financial Group, Inc. 2,506 43,755
Popular, Inc. 19,422 2,919,709

12
Dimensional U.S. Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
*PRA Group, Inc. 13,080 $ 285,013
Preferred Bank/Los Angeles CA 3,447 326,534
Primerica, Inc. 9,728 2,736,195
Primis Financial Corp. 2,072 30,376
Princeton Bancorp, Inc. 428 15,310
Principal Financial Group, Inc. 65,321 6,591,542
*ProAssurance Corp. 1,833 45,275
PROG Holdings, Inc. 11,601 415,664
Progressive Corp. (The) 166,981 33,609,936
Prosperity Bancshares, Inc. 30,720 2,139,648
Provident Financial Services, Inc. 41,778 947,525
Prudential Financial, Inc. 105,078 10,309,203
QCR Holdings, Inc. 5,544 501,288
Radian Group, Inc. 43,364 1,553,732
Raymond James Financial, Inc. 55,400 8,770,928
RBB Bancorp 4,419 106,586
Red River Bancshares, Inc. 1,323 120,036
Regional Management Corp. 1,208 45,119
Regions Financial Corp. 242,545 6,924,660
Reinsurance Group of America,
Inc. 20,009 4,231,103
*Remitly Global, Inc. 37,132 812,819
RenaissanceRe Holdings, Ltd. 12,857 3,946,713
Renasant Corp. 30,696 1,224,463
Republic Bancorp, Inc., Class A 2,770 209,772
Richmond Mutual Bancorp, Inc. 1,806 28,571
Riverview Bancorp, Inc. 1,516 7,853
#RLI Corp. 24,434 1,264,948
*Robinhood Markets, Inc., Class
A 214,120 15,607,207
*Rocket Cos., Inc., Class A 281,552 4,116,290
S&P Global, Inc. 89,717 38,688,662
S&T Bancorp, Inc. 13,850 611,200
Safety Insurance Group, Inc. 5,264 395,642
SB Financial Group, Inc. 732 15,255
Seacoast Banking Corp. of
Florida 29,497 928,271
*Security National Financial
Corp., Class A 1,626 15,935
SEI Investments Co. 29,581 2,682,405
Selective Insurance Group, Inc. 19,102 1,603,613
#ServisFirst Bancshares, Inc. 15,511 1,234,986
#*Sezzle, Inc. 6,696 533,002
#*Shift4 Payments, Inc., Class A 1,968 87,143
Shore Bancshares, Inc. 8,158 157,449
Sierra Bancorp 2,643 95,359
Silvercrest Asset Management
Group, Inc., Class A 745 9,797
Simmons First National Corp.,
Class A 43,122 916,774
*SiriusPoint, Ltd. 31,683 741,699
*Skyward Specialty Insurance
Group, Inc. 13,684 621,938
#SLM Corp. 54,268 1,252,505
SmartFinancial, Inc. 3,778 158,449
#*SoFi Technologies, Inc. 378,505 6,093,930
Sound Financial Bancorp, Inc. 316 13,003
*Southern First Bancshares, Inc. 2,601 146,436
Southern Missouri Bancorp, Inc. 3,659 249,690
Shares Value†
FINANCIALS — (Continued)
Southside Bancshares, Inc. 9,384 $ 309,954
SOUTHSTATE BANK Corp. 29,584 2,889,469
State Street Corp. 84,575 12,926,443
Stellar Bancorp, Inc. 16,264 610,876
*Sterling Bancorp, Inc. 2,064 –
Stewart Information Services
Corp. 9,070 634,809
Stifel Financial Corp. 46,817 3,689,648
Stock Yards Bancorp, Inc. 9,826 710,715
*StoneX Group, Inc. 20,108 2,132,051
Synchrony Financial 95,093 7,246,087
#T. Rowe Price Group, Inc. 65,592 6,748,105
*Texas Capital Bancshares, Inc. 13,371 1,346,460
#TFS Financial Corp. 16,669 250,702
*Third Coast Bancshares, Inc. 5,010 187,073
Timberland Bancorp, Inc. 975 38,883
Tiptree, Inc. 5,568 95,992
*Toast, Inc., Class A 128,787 3,673,005
Tompkins Financial Corp. 4,170 351,406
Towne Bank 24,542 872,714
TPG, Inc., Class A 40,809 1,780,089
Tradeweb Markets, Inc., Class A 35,481 4,018,223
Travelers Cos., Inc. (The) 63,556 19,393,478
TriCo Bancshares 9,685 486,865
*Triumph Financial, Inc. 8,142 551,051
Truist Financial Corp. 359,225 18,500,088
#*Trupanion, Inc. 4,621 110,858
TrustCo Bank Corp. 6,731 320,396
Trustmark Corp. 17,744 787,301
UMB Financial Corp. 22,943 2,894,718
United Bancorp, Inc. 803 13,153
United Bankshares, Inc. 43,299 1,896,929
United Community Banks, Inc. 35,659 1,188,514
United Fire Group, Inc. 7,588 305,948
Unity Bancorp, Inc. 1,383 72,303
Universal Insurance Holdings, Inc. 8,098 320,924
Univest Financial Corp. 11,902 452,157
Unum Group 46,021 3,699,168
#*Upstart Holdings, Inc. 747 23,590
US Bancorp 456,521 25,866,480
US Global Investors, Inc., Class A 4,116 10,825
USCB Financial Holdings, Inc. 1,039 18,951
UWM Holdings Corp. 27,639 97,842
Valley National Bancorp 154,662 2,098,763
Value Line, Inc. 135 4,751
*Velocity Financial, Inc. 1,401 27,025
#Victory Capital Holdings, Inc.,
Class A 12,231 960,256
Virginia National Bankshares
Corp. 418 17,640
Virtu Financial, Inc., Class A 25,611 1,271,842
Virtus Investment Partners, Inc. 1,852 269,559
Visa, Inc., Class A 493,888 162,904,018
Voya Financial, Inc. 24,378 1,998,021
#W. R. Berkley Corp. 75,515 5,046,667
WaFd, Inc. 17,614 623,536
Walker & Dunlop, Inc. 4,241 213,534
Washington Trust Bancorp, Inc. 5,629 176,919

13
Dimensional U.S. Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
Waterstone Financial, Inc. 1,767 $ 31,841
Webster Financial Corp. 47,365 3,427,331
Wells Fargo & Co. 915,524 75,283,539
WesBanco, Inc. 31,748 1,091,496
West BanCorp, Inc. 2,033 48,690
Westamerica Bancorp 8,028 440,095
Western Alliance Bancorp 31,600 2,576,664
Western New England Bancorp,
Inc. 8,864 123,653
#Western Union Co. (The) 88,970 808,737
Westwood Holdings Group, Inc. 237 3,896
*WEX, Inc. 9,356 1,406,487
White Mountains Insurance
Group, Ltd. 745 1,662,833
Willis Towers Watson PLC 28,174 7,218,179
Wintrust Financial Corp. 17,651 2,657,711
#WisdomTree, Inc. 38,497 654,449
*World Acceptance Corp. 779 114,638
WSFS Financial Corp. 15,516 1,116,687
Zions Bancorp NA 44,093 2,796,378
TOTAL FINANCIALS 2,490,871,880
HEALTH CARE — (8.6%)
*10X Genomics, Inc., Class A 34,139 752,765
*4D Molecular Therapeutics, Inc. 13,010 115,399
Abbott Laboratories 523,595 47,537,190
AbbVie, Inc. 523,654 110,658,563
*Acadia Healthcare Co., Inc. 7,779 201,437
*ACADIA Pharmaceuticals, Inc. 35,634 799,983
Acme United Corp. 400 16,304
*AdaptHealth Corp., Class A 30,124 394,926
*Addus HomeCare Corp. 6,148 595,680
*ADMA Biologics, Inc. 66,532 681,953
Agilent Technologies, Inc. 84,705 9,787,663
*Agios Pharmaceuticals, Inc. 19,324 541,072
*Align Technology, Inc. 20,244 3,563,146
*Alignment Healthcare, Inc. 23,125 521,237
*Alkermes PLC 46,922 1,581,741
#*Allogene Therapeutics, Inc. 63,774 135,839
*Alnylam Pharmaceuticals, Inc. 42,275 13,083,690
*Altimmune, Inc. 25,408 66,061
Amgen, Inc. 159,643 55,276,389
#*AMN Healthcare Services, Inc. 7,595 155,470
*Amneal Pharmaceuticals, Inc. 54,775 704,954
*Amphastar Pharmaceuticals, Inc. 5,295 116,278
*Amylyx Pharmaceuticals, Inc. 8,949 143,184
*AngioDynamics, Inc. 9,874 108,022
#*ANI Pharmaceuticals, Inc. 5,309 421,800
*Anika Therapeutics, Inc. 1,888 23,506
*Annexon, Inc. 13,707 80,460
#*Apellis Pharmaceuticals, Inc. 21,656 886,813
*Arcus Biosciences, Inc. 2,340 59,670
*Arrowhead Pharmaceuticals, Inc. 10,624 780,652
*Artivion, Inc. 12,377 443,468
*Arvinas, Inc. 13,543 134,076
#*Astrana Health, Inc. 5,609 191,491
#*Atea Pharmaceuticals, Inc. 9,202 50,703
*AtriCure, Inc. 17,855 501,904
*Aura Biosciences, Inc. 5,875 41,419
Shares Value†
HEALTH CARE — (Continued)
*Avanos Medical, Inc. 11,038 $ 271,756
*Aveanna Healthcare Holdings,
Inc. 17,384 113,691
*Axogen, Inc. 1,323 57,154
*Azenta, Inc. 15,737 386,658
#Baxter International, Inc. 48,384 850,591
#*Beam Therapeutics, Inc. 30,403 922,123
Becton Dickinson & Co. 84,441 12,585,087
*Bicara Therapeutics, Inc. 912 19,681
#*BioAge Labs, Inc. 2,074 34,947
#*BioCryst Pharmaceuticals, Inc. 58,829 538,874
*Biogen, Inc. 44,057 8,339,109
#*BioLife Solutions, Inc. 17,321 365,127
*BioMarin Pharmaceutical, Inc. 55,571 2,995,833
*Bio-Rad Laboratories, Inc., Class
A 5,611 1,571,753
Bio-Techne Corp. 46,470 2,570,720
*Bioventus, Inc., Class A 4,210 41,553
*Boston Scientific Corp. 409,005 23,562,778
*Bridgebio Pharma, Inc. 40,929 2,910,461
*BrightSpring Health Services,
Inc. 51,744 2,482,160
Bristol-Myers Squibb Co. 599,567 36,327,765
*Brookdale Senior Living, Inc. 68,509 983,789
#Bruker Corp. 31,632 1,161,211
#*Butterfly Network, Inc., Class A 42,881 205,400
Cardinal Health, Inc. 69,987 13,499,093
*CareDx, Inc. 20,442 425,398
*Castle Biosciences, Inc. 12,934 316,754
#*Catalyst Pharmaceuticals, Inc. 35,797 1,006,970
#*Celldex Therapeutics, Inc. 14,544 478,207
Cencora, Inc. 55,029 16,949,482
*Centene Corp. 87,610 4,703,781
#*Certara, Inc. 3,289 20,162
#*CG oncology, Inc. 7,388 493,075
*Charles River Laboratories
International, Inc. 15,153 2,530,096
Chemed Corp. 3,946 1,676,971
Cigna Group (The) 77,451 22,505,712
#*Clover Health Investments
Corp., Class A 21,592 59,378
*Collegium Pharmaceutical, Inc. 14,208 479,236
*Community Health Systems, Inc. 31,135 88,423
Concentra Group Holdings
Parent, Inc. 34,542 776,159
CONMED Corp. 4,730 173,402
*Cooper Cos., Inc. (The) 60,376 3,797,650
#*Corcept Therapeutics, Inc. 19,864 924,073
*CorVel Corp. 5,513 316,777
#*Crinetics Pharmaceuticals, Inc. 31,413 1,218,196
*Cross Country Healthcare, Inc. 6,304 63,796
*Cullinan Therapeutics, Inc. 7,488 97,718
CVS Health Corp. 373,796 31,133,469
*Cytek Biosciences, Inc. 30,693 139,960
*CytomX Therapeutics, Inc. 14,903 62,891
Danaher Corp. 185,578 33,209,183
*DaVita, Inc. 11,508 1,785,351
*Denali Therapeutics, Inc. 45,948 860,147
DENTSPLY SIRONA, Inc. 68,329 802,866

14
Dimensional U.S. Equity Market ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Design Therapeutics, Inc. 3,370 $ 45,832
*Dexcom, Inc. 100,535 5,986,859
*Dianthus Therapeutics, Inc. 4,404 386,671
*Disc Medicine, Inc., Class A 8,882 585,768
*Doximity, Inc., Class A 23,098 564,515
#*Dyne Therapeutics, Inc. 33,452 587,083
*Edgewise Therapeutics, Inc. 9,382 290,467
*Edwards Lifesciences Corp. 171,553 14,324,675
*Elanco Animal Health, Inc. 151,625 3,391,851
*Electromed, Inc. 1,107 28,461
Elevance Health, Inc. 62,160 23,398,267
Eli Lilly & Co. 236,878 221,386,179
Embecta Corp. 12,065 110,395
*Emergent BioSolutions, Inc. 18,981 156,214
*Enanta Pharmaceuticals, Inc. 3,542 49,198
Encompass Health Corp. 30,003 3,000,300
*Enhabit, Inc. 17,017 233,814
*Enliven Therapeutics, Inc. 9,835 405,497
#*Enovis Corp. 5,434 127,373
Ensign Group, Inc. (The) 17,234 3,217,415
*Entrada Therapeutics, Inc. 1,647 22,234
*Envista Holdings Corp. 47,888 1,242,215
*Erasca, Inc. 33,981 361,898
*Exelixis, Inc. 75,384 3,351,573
*EyePoint, Inc. 13,282 175,322
*Fate Therapeutics, Inc. 8,842 11,052
*FONAR Corp. 163 3,086
*Fortrea Holdings, Inc. 27,663 318,124
*Fulcrum Therapeutics, Inc. 10,048 71,642
#*Fulgent Genetics, Inc. 5,028 76,375
GE HealthCare Technologies, Inc. 136,277 8,291,093
*GeneDx Holdings Corp., Class A 6,549 411,867
Gilead Sciences, Inc. 366,759 47,986,748
#*Ginkgo Bioworks Holdings, Inc. 3,795 32,106
*Glaukos Corp. 2,529 363,341
*Globus Medical, Inc., Class A 34,894 3,146,741
#*GRAIL, Inc. 9,717 529,382
*Guardian Pharmacy Services,
Inc., Class A 3,383 125,509
*Haemonetics Corp. 14,005 841,560
*Halozyme Therapeutics, Inc. 37,976 2,417,552
*Harmony Biosciences Holdings,
Inc. 16,025 500,941
#*Harrow, Inc. 11,363 460,542
HCA Healthcare, Inc. 46,278 20,105,477
*HealthEquity, Inc. 25,450 2,087,663
HealthStream, Inc. 6,474 134,400
*Henry Schein, Inc. 29,722 2,216,964
Humana, Inc. 35,734 8,448,947
*ICON PLC 16,842 1,992,914
*ICU Medical, Inc. 6,723 801,382
*Ideaya Biosciences, Inc. 26,723 777,639
*IDEXX Laboratories, Inc. 23,994 13,455,835
*Illumina, Inc. 44,889 5,689,232
*Immunome, Inc. 628 14,406
*Incyte Corp. 50,884 4,847,719
*Indivior Pharmaceuticals, Inc. 23,843 876,946
*InfuSystem Holdings, Inc. 2,425 24,565
Shares Value†
HEALTH CARE — (Continued)
*Innoviva, Inc. 26,059 $ 599,096
*Inogen, Inc. 3,192 22,695
*Insmed, Inc. 65,090 8,873,720
*Insulet Corp. 19,567 3,368,263
*Integer Holdings Corp. 10,032 887,932
*Integra LifeSciences Holdings
Corp. 19,773 208,407
#*Intellia Therapeutics, Inc. 38,506 519,061
*Intuitive Surgical, Inc. 104,749 47,934,190
*Ionis Pharmaceuticals, Inc. 46,391 3,468,191
#*Iovance Biotherapeutics, Inc. 128,547 431,918
*IQVIA Holdings, Inc. 50,604 8,014,155
iRadimed Corp. 1,708 142,516
*Ironwood Pharmaceuticals, Inc.,
Class A 10,643 43,902
*Jazz Pharmaceuticals PLC 17,653 3,583,912
Johnson & Johnson 711,881 163,625,848
*Kewaunee Scientific Corp. 684 25,315
*Kiniksa Pharmaceuticals
International PLC, Class A 10,699 575,392
*Kodiak Sciences, Inc. 4,260 185,225
#*Krystal Biotech, Inc. 6,549 1,717,541
*Kura Oncology, Inc. 20,425 180,353
*Kymera Therapeutics, Inc. 8,494 688,609
Labcorp Holdings, Inc. 24,857 6,383,278
*Lantheus Holdings, Inc. 14,673 1,241,629
#*Larimar Therapeutics, Inc. 1,156 4,693
LeMaitre Vascular, Inc. 6,775 743,556
#*LENSAR, Inc. 1,109 5,800
*Lexeo Therapeutics, Inc. 18,508 105,403
*LifeStance Health Group, Inc. 53,477 404,821
*Ligand Pharmaceuticals, Inc. 5,851 1,342,512
*LivaNova PLC 17,134 1,029,753
*Madrigal Pharmaceuticals, Inc. 463 239,552
*MannKind Corp. 32,093 90,823
*MBX Biosciences, Inc. 5,852 176,847
McKesson Corp. 35,507 28,945,306
*Medpace Holdings, Inc. 6,686 2,799,161
Medtronic PLC 377,191 30,541,155
Merck & Co., Inc. 731,280 79,841,150
*Merit Medical Systems, Inc. 14,524 990,246
*Mettler-Toledo International, Inc. 5,988 7,644,341
#*Moderna, Inc. 107,870 4,955,548
#*Molina Healthcare, Inc. 7,656 1,490,011
#*Monte Rosa Therapeutics, Inc. 12,608 241,443
*Natera, Inc. 39,922 8,230,319
National HealthCare Corp. 4,463 773,393
*Neogen Corp. 61,144 574,754
*NeoGenomics, Inc. 32,558 301,487
*Neurocrine Biosciences, Inc. 30,080 3,960,634
*Novocure, Ltd. 20,930 318,345
NRC Health 2,478 40,788
*Nurix Therapeutics, Inc. 18,643 311,338
#*Nuvation Bio, Inc. 37,633 167,467
#*Ocular Therapeutix, Inc. 31,811 298,069
*Olema Pharmaceuticals, Inc. 16,063 231,468
#*OmniAb, Inc. 14,264 19,827
*OmniAb, Inc.- Vesting 12.5 1,104 –

15
Dimensional U.S. Equity Market ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*OmniAb, Inc.- Vesting 15 1,104 $ –
*Omnicell, Inc. 11,764 487,265
*OptimizeRx Corp. 2,136 13,307
*Option Care Health, Inc. 48,024 976,328
Oramed Pharmaceuticals, Inc. 3,431 13,312
*OraSure Technologies, Inc. 11,179 33,984
*Organogenesis Holdings, Inc.,
Class A 9,630 22,630
Organon & Co. 35,211 466,546
#*ORIC Pharmaceuticals, Inc. 11,258 111,229
*Orthofix Medical, Inc. 7,374 86,718
#*Oruka Therapeutics, Inc. 1,553 106,241
*Pacira BioSciences, Inc. 12,671 322,984
*PACS Group, Inc. 12,793 429,205
*<PDL BioPharma, Inc. 14,616 6,431
*Pediatrix Medical Group, Inc. 24,638 554,601
*Pennant Group, Inc. (The) 10,665 334,028
*Penumbra, Inc. 9,928 3,241,293
#*Personalis, Inc. 15,960 88,099
*Perspective Therapeutics, Inc. 19,310 75,309
Pfizer, Inc. 1,681,469 44,895,222
Phibro Animal Health Corp.,
Class A 10,357 550,785
*Praxis Precision Medicines, Inc. 5,730 1,826,896
*Prestige Consumer Healthcare,
Inc. 13,843 779,638
#*Prime Medicine, Inc. 2,164 7,671
*Privia Health Group, Inc. 30,208 750,669
*Pro-Dex, Inc. 344 17,248
*Progyny, Inc. 23,713 440,588
*Protagonist Therapeutics, Inc. 9,634 953,477
*Protara Therapeutics, Inc. 7,914 42,182
*Prothena Corp. PLC 6,950 76,867
*PTC Therapeutics, Inc. 21,258 1,383,045
*Puma Biotechnology, Inc. 15,090 113,326
Quest Diagnostics, Inc. 33,313 6,469,385
*QuidelOrtho Corp. 5,797 71,303
*RadNet, Inc. 17,325 979,729
*Rafael Holdings, Inc., Class B 922 1,171
#*Rapport Therapeutics, Inc. 1,102 36,509
Regeneron Pharmaceuticals, Inc. 28,873 20,414,943
*REGENXBIO, Inc. 20,910 187,563
*Relay Therapeutics, Inc. 40,728 527,835
*Repligen Corp. 16,389 1,938,983
*Replimune Group, Inc. 13,124 33,729
#ResMed, Inc. 42,891 9,170,525
*Revolution Medicines, Inc. 44,840 6,462,341
#Revvity, Inc. 34,193 2,961,798
*Rezolute, Inc. 6,281 20,099
*Rigel Pharmaceuticals, Inc. 5,798 167,562
*Roivant Sciences, Ltd. 120,300 3,432,159
Select Medical Holdings Corp. 33,017 541,809
#*Senseonics Holdings, Inc. 5,370 35,496
*SI-BONE, Inc. 14,756 182,827
#SIGA Technologies, Inc. 6,109 28,101
#*Solid Biosciences, Inc. 957 6,948
*Solventum Corp. 44,850 3,021,096
*Sonida Senior Living, Inc. 3,308 125,572
Shares Value†
HEALTH CARE — (Continued)
*Sotera Health Co. 75,980 $ 1,182,249
#*STAAR Surgical Co. 23,409 617,061
STERIS PLC 28,417 6,163,079
#*Stoke Therapeutics, Inc. 11,068 362,145
#*Strata Critical Medical, Inc. 8,418 42,258
Stryker Corp. 102,326 32,245,992
#*Summit Therapeutics, Inc. 785 16,846
*Supernus Pharmaceuticals, Inc. 14,471 694,608
#*Surgery Partners, Inc. 6,043 84,783
*Tactile Systems Technology, Inc. 5,769 132,802
*Talkspace, Inc. 34,923 181,250
#*Tango Therapeutics, Inc. 5,276 114,067
#*Taysha Gene Therapies, Inc. 5,870 37,509
Teleflex, Inc. 7,703 954,479
*Tenet Healthcare Corp. 27,883 4,938,637
#*TG Therapeutics, Inc. 27,728 936,652
#*Theravance Biopharma, Inc. 12,401 207,593
Thermo Fisher Scientific, Inc. 110,467 52,909,274
*<Third Harmonic Bio, Inc. 2,783 223
#*TransMedics Group, Inc. 10,554 1,063,738
*TruBridge, Inc. 236 6,065
#*Twist Bioscience Corp. 6,108 357,013
#*Tyra Biosciences, Inc. 1,440 50,040
#*UFP Technologies, Inc. 2,841 544,421
*United Therapeutics Corp. 12,021 6,868,198
UnitedHealth Group, Inc. 226,175 83,793,314
Universal Health Services, Inc.,
Class B 15,629 2,629,892
US Physical Therapy, Inc. 5,682 404,672
Utah Medical Products, Inc. 508 33,233
*Vanda Pharmaceuticals, Inc. 12,885 91,483
*Varex Imaging Corp. 12,387 144,309
*Vaxcyte, Inc. 31,127 1,781,709
*Veeva Systems, Inc., Class A 44,972 7,014,283
*Vera Therapeutics, Inc., Class A 1,025 36,500
*Veracyte, Inc. 26,051 857,599
*Vericel Corp. 14,088 489,276
*Vertex Pharmaceuticals, Inc. 75,350 32,203,083
Viatris, Inc. 352,639 5,268,427
#*Viking Therapeutics, Inc. 9,871 307,778
*Vir Biotechnology, Inc. 35,532 362,959
*Viridian Therapeutics, Inc. 24,895 335,585
*Waters Corp. 29,510 9,125,377
*WaVe Life Sciences, Ltd. 20,883 147,434
*Waystar Holding Corp. 7,106 151,891
West Pharmaceutical Services,
Inc. 21,152 6,294,624
*Xencor, Inc. 22,106 263,725
*Xeris Biopharma Holdings, Inc. 690 4,226
*XOMA Royalty Corp. 3,196 130,844
*Zevra Therapeutics, Inc. 6,428 65,373
Zimmer Biomet Holdings, Inc. 58,250 4,801,547
Zoetis, Inc., Class A 107,397 12,347,433
*Zymeworks, Inc. 8,364 230,345
TOTAL HEALTH CARE 1,727,132,999
INDUSTRIALS — (10.3%)
#*3D Systems Corp. 32,612 80,226
3M Co. 153,655 22,513,531

16
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
#A.O. Smith Corp. 33,936 $ 2,098,602
#AAON, Inc. 20,035 1,869,466
*AAR Corp. 12,672 1,398,609
ABM Industries, Inc. 19,205 783,564
ACCO Brands Corp. 38,100 122,301
Acuity, Inc. 9,336 2,705,293
Advanced Drainage Systems, Inc. 22,728 3,392,154
Aebi Schmidt Holding AG 12,294 142,856
AECOM 37,863 3,184,278
AGCO Corp. 19,249 2,329,514
Alamo Group, Inc. 3,722 645,544
#*Alaska Air Group, Inc. 33,496 1,310,029
Albany International Corp., Class
A 10,332 599,669
*Allegiant Travel Co. 5,718 432,510
Allegion PLC 25,605 3,520,175
#Allient, Inc. 4,652 354,389
Allison Transmission Holdings,
Inc. 25,542 3,431,568
*Alpha Pro Tech, Ltd. 2,226 10,240
*Amentum Holdings, Inc. 45,055 1,181,793
*Ameresco, Inc., Class A 13,774 407,573
#*American Airlines Group, Inc. 185,483 2,172,006
*American Superconductor Corp. 7,699 412,204
*American Woodmark Corp. 4,355 190,226
AMETEK, Inc. 68,481 16,127,275
*API Group Corp. 109,712 5,016,033
Apogee Enterprises, Inc. 6,965 253,526
Applied Industrial Technologies,
Inc. 9,702 2,966,386
#ArcBest Corp. 6,740 859,822
Arcosa, Inc. 14,709 1,860,247
Argan, Inc. 3,914 2,622,302
Armstrong World Industries, Inc. 13,347 2,274,195
Astec Industries, Inc. 7,013 455,985
*Astronics Corp. 9,219 658,237
*Astronics Corp., Class B 636 45,391
*Asure Software, Inc. 3,230 29,232
*ATI, Inc. 41,785 6,495,896
Atkore, Inc. 8,479 662,634
Atmus Filtration Technologies,
Inc. 24,860 1,576,124
Automatic Data Processing, Inc. 108,348 22,963,275
#*Avis Budget Group, Inc. 4,668 843,368
*Axon Enterprise, Inc. 20,635 8,290,318
AZZ, Inc. 8,429 1,205,684
Barrett Business Services, Inc. 7,897 248,992
*Bloom Energy Corp., Class A 69,529 19,701,737
#*Blue Bird Corp. 10,311 661,038
*BlueLinx Holdings, Inc. 2,425 128,428
*Boeing Co. (The) 230,920 52,887,608
Boise Cascade Co. 9,501 753,144
Booz Allen Hamilton Holding
Corp., Class A 23,763 1,848,049
*Bowman Consulting Group, Ltd. 3,010 94,996
Brady Corp., Class A 13,103 1,072,087
*BrightView Holdings, Inc. 22,943 273,022
Brink's Co. (The) 13,210 1,410,167
Shares Value†
INDUSTRIALS — (Continued)
Broadridge Financial Solutions,
Inc. 24,457 $ 3,765,889
*Builders FirstSource, Inc. 29,721 2,350,634
BWX Technologies, Inc. 28,021 6,063,464
*CACI International, Inc., Class A 6,216 3,229,461
*Cadeler A/S, ADR 2,086 57,740
Cadre Holdings, Inc. 10,351 306,907
#Carlisle Cos., Inc. 12,076 4,290,120
Carpenter Technology Corp. 14,910 6,384,462
Carrier Global Corp. 223,625 15,020,891
#*Casella Waste Systems, Inc.,
Class A 18,624 1,475,952
Caterpillar, Inc. 139,571 124,233,543
*CBIZ, Inc. 1,721 52,491
#*CECO Environmental Corp. 10,517 779,730
*Centuri Holdings, Inc. 27,480 1,033,248
CH Robinson Worldwide, Inc. 35,798 6,508,434
*Cimpress PLC 4,988 441,238
Cintas Corp. 104,145 18,195,173
*Civeo Corp. 1,889 60,259
*Clean Harbors, Inc. 15,154 4,738,353
CNH Industrial NV 268,684 2,877,606
Columbus McKinnon Corp. 1,561 24,117
Comfort Systems USA, Inc. 10,565 19,442,241
CompX International, Inc. 278 6,469
*Concrete Pumping Holdings, Inc. 3,512 27,815
*Conduent, Inc. 16,222 27,740
#*Construction Partners, Inc.,
Class A 15,157 1,874,315
Copa Holdings SA, Class A 9,603 1,110,875
*Copart, Inc. 212,245 7,027,432
*Core & Main, Inc., Class A 59,328 2,988,351
*Costamare Bulkers Holdings,
Ltd. 1,831 31,640
Costamare, Inc. 11,000 182,820
Covenant Logistics Group, Inc.,
Class A 4,621 161,088
CRA International, Inc. 2,679 421,862
Crane Co. 15,074 2,679,102
#CSW Industrials, Inc. 5,265 1,533,168
CSX Corp. 552,812 25,114,249
Cummins, Inc. 40,598 27,241,664
Curtiss-Wright Corp. 10,843 7,809,129
*Custom Truck One Source, Inc. 13,899 136,905
Deere & Co. 76,341 45,031,266
Delta Air Lines, Inc. 196,200 13,339,638
#Deluxe Corp. 15,552 484,445
*Distribution Solutions Group, Inc. 1,684 45,569
*DNOW, Inc. 55,491 748,574
Donaldson Co., Inc. 35,690 3,146,787
Douglas Dynamics, Inc. 7,080 326,600
Dover Corp. 40,114 9,082,211
*Ducommun, Inc. 4,278 607,177
*DXP Enterprises, Inc. 4,002 683,341
*Dycom Industries, Inc. 8,889 3,680,935
Eastern Co. (The) 600 13,116
Eaton Corp. PLC 115,258 49,907,867
EMCOR Group, Inc. 13,508 12,044,678
Emerson Electric Co. 166,999 23,453,340

17
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Enerpac Tool Group Corp., Class
A 15,642 $ 549,034
EnerSys 10,999 2,345,647
Ennis, Inc. 8,267 172,615
Enpro, Inc. 6,355 1,852,800
*Enviri Corp. 27,581 543,070
Equifax, Inc. 29,911 5,202,719
Esab Corp. 17,129 1,683,267
ESCO Technologies, Inc. 8,208 2,658,982
Espey Mfg. & Electronics Corp. 1,100 77,979
*Everus Construction Group, Inc. 15,693 2,313,619
*ExlService Holdings, Inc. 33,994 1,083,729
Expeditors International of
Washington, Inc. 39,084 5,780,133
Exponent, Inc. 13,281 888,366
Fastenal Co. 344,451 15,476,183
#Federal Signal Corp. 18,634 2,294,404
FedEx Corp. 67,344 27,160,509
Ferguson Enterprises, Inc. 57,431 15,374,853
#*First Advantage Corp. 5,462 69,695
Flowserve Corp. 41,119 3,028,003
*Fluor Corp. 43,236 2,306,641
Fortive Corp. 90,455 5,408,304
Fortune Brands Innovations, Inc. 25,083 1,016,865
*Forward Air Corp. 4,193 88,305
*Franklin Covey Co. 1,500 31,800
Franklin Electric Co., Inc. 12,172 1,219,513
*FreightCar America, Inc. 946 7,795
#*Frontier Group Holdings, Inc. 11,391 41,349
FTAI Aviation, Ltd. 31,061 7,755,000
#FTAI Infrastructure, Inc. 30,654 188,369
*FTI Consulting, Inc. 9,103 1,632,168
#*FuelCell Energy, Inc. 11,879 154,427
*Gates Industrial Corp. PLC 80,009 2,049,030
GATX Corp. 10,103 1,979,380
GE Vernova, Inc. 81,876 88,709,371
Genco Shipping & Trading, Ltd. 9,994 242,255
*Gencor Industries, Inc. 1,168 17,380
*Generac Holdings, Inc. 17,785 4,610,406
General Dynamics Corp. 69,187 23,821,084
General Electric Co. 308,753 89,516,757
Genpact, Ltd. 48,698 1,692,256
*Gibraltar Industries, Inc. 3,608 140,820
Global Industrial Co. 4,430 146,677
Gorman-Rupp Co. (The) 6,422 486,402
Graco, Inc. 48,941 3,928,494
*Graham Corp. 3,328 316,826
Granite Construction, Inc. 13,387 1,834,956
Greenbrier Cos., Inc. (The) 9,486 465,952
Griffon Corp. 13,444 1,225,689
*GXO Logistics, Inc. 34,456 1,968,471
*Hayward Holdings, Inc. 64,611 969,811
*Healthcare Services Group, Inc. 17,952 384,352
Heartland Express, Inc. 11,976 160,239
HEICO Corp. 13,180 3,557,546
HEICO Corp., Class A 23,029 4,813,522
Helios Technologies, Inc. 10,862 742,961
#Herc Holdings, Inc. 9,143 1,160,430
Shares Value†
INDUSTRIALS — (Continued)
Hexcel Corp. 22,481 $ 2,110,291
*Hillman Solutions Corp. 78,209 638,185
#HNI Corp. 21,486 785,098
Honeywell International, Inc. 188,450 40,390,488
Howmet Aerospace, Inc. 113,046 27,474,700
Hub Group, Inc., Class A 16,053 703,603
Hubbell, Inc., Class B 15,806 8,032,135
*Hudson Technologies, Inc. 6,969 43,626
Huntington Ingalls Industries, Inc. 12,086 4,402,809
*Hurco Cos., Inc. 883 14,799
#*Huron Consulting Group, Inc. 5,015 655,285
#*Hyliion Holdings Corp. 56,208 107,357
Hyster-Yale, Inc. 1,444 56,995
*IBEX Holdings, Ltd. 3,267 90,659
ICF International, Inc. 6,323 453,106
IDEX Corp. 22,283 4,854,352
*IES Holdings, Inc. 2,589 1,667,523
Illinois Tool Works, Inc. 81,273 20,969,247
Ingersoll Rand, Inc. 117,755 9,403,914
#*Innodata, Inc. 11,383 480,704
*Innovative Solutions and
Support, Inc. 3,695 81,290
Insteel Industries, Inc. 5,988 156,766
Interface, Inc., Class A 18,081 504,098
ITT, Inc. 26,643 5,710,661
Jacobs Solutions, Inc. 34,934 4,520,809
*Janus International Group, Inc. 800 4,160
JB Hunt Transport Services, Inc. 21,556 5,421,981
#*JetBlue Airways Corp. 113,603 528,822
Johnson Controls International
PLC 181,675 26,530,000
#Kadant, Inc. 3,537 1,036,801
Karat Packaging, Inc. 563 16,152
KBR, Inc. 22,759 853,235
Kelly Services, Inc., Class A 1,604 15,655
Kennametal, Inc. 21,806 844,110
#Kforce, Inc. 5,555 251,142
*Kirby Corp. 14,268 2,147,905
Knight-Swift Transportation
Holdings, Inc., Class A 46,039 2,987,931
Korn Ferry 16,083 1,068,555
*Kratos Defense & Security
Solutions, Inc. 57,766 3,642,146
*L.B. Foster Co., Class A 1,019 31,192
L3Harris Technologies, Inc. 55,915 17,923,553
Landstar System, Inc. 10,290 1,894,080
*Legalzoom.com, Inc. 3,960 25,542
Leidos Holdings, Inc. 35,897 5,356,550
Lennox International, Inc. 10,282 5,499,739
Leonardo DRS, Inc. 25,583 1,039,437
#*Limbach Holdings, Inc. 3,591 358,274
#Lincoln Electric Holdings, Inc. 16,608 4,401,120
Lindsay Corp. 3,106 347,779
*Liquidity Services, Inc. 7,467 266,199
#*Loar Holdings, Inc. 10,879 610,529
Lockheed Martin Corp. 61,460 31,834,436
LSI Industries, Inc. 9,029 219,495
Luxfer Holdings PLC 5,723 86,131

18
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
#*Lyft, Inc., Class A 112,030 $ 1,585,224
*Manitowoc Co., Inc. (The) 9,537 129,608
ManpowerGroup, Inc. 6,583 199,267
Marten Transport, Ltd. 25,793 388,958
Masco Corp. 61,462 4,414,201
*MasTec, Inc. 19,118 7,533,448
*Masterbrand, Inc. 54,016 485,064
*Matrix Service Co. 10,653 144,029
Matson, Inc. 9,589 1,672,609
Maximus, Inc. 18,458 1,211,214
*Mayville Engineering Co., Inc. 2,155 49,156
McGrath RentCorp 6,386 705,972
*Mercury Systems, Inc. 17,026 1,343,522
*Middleby Corp. (The) 13,479 1,891,912
Miller Industries, Inc. 3,535 169,645
MillerKnoll, Inc. 23,791 382,559
*Mistras Group, Inc. 2,294 43,311
*Modine Manufacturing Co. 16,979 4,323,363
Moog, Inc., Class A 8,887 2,677,742
MSA Safety, Inc. 11,223 1,867,395
MSC Industrial Direct Co., Inc.,
Class A 13,846 1,416,030
Mueller Industries, Inc. 31,531 4,270,243
Mueller Water Products, Inc.,
Class A 46,834 1,306,200
*MYR Group, Inc. 4,943 2,000,976
National Presto Industries, Inc. 1,656 231,575
*Nextpower, Inc., Class A 45,599 5,432,209
Nordson Corp. 15,699 4,528,377
Norfolk Southern Corp. 65,591 20,715,606
Northrop Grumman Corp. 40,165 23,274,814
*NPK International, Inc. 29,492 482,194
nVent Electric PLC 44,732 6,392,203
*NWPX Infrastructure, Inc. 3,268 321,375
Old Dominion Freight Line, Inc. 55,100 11,704,893
Omega Flex, Inc. 302 9,519
*Onterris, Inc. 12,500 263,125
*OPENLANE, Inc. 31,082 977,218
*Orion Group Holdings, Inc. 10,304 140,340
Oshkosh Corp. 18,838 2,944,379
Otis Worldwide Corp. 113,683 8,853,632
Owens Corning 22,560 2,782,550
PACCAR, Inc. 153,424 18,226,771
*PAMT Corp. 940 9,494
Pangaea Logistics Solutions, Ltd. 4,633 35,489
Park Aerospace Corp. 5,952 201,535
Parker-Hannifin Corp. 37,547 34,145,993
Park-Ohio Holdings Corp. 1,013 29,326
#*Parsons Corp. 10,720 540,395
Paychex, Inc. 73,901 6,845,450
Paycom Software, Inc. 6,645 842,320
*Paylocity Holding Corp. 2,183 230,285
Pentair PLC 48,213 3,891,271
#*Perma-Fix Environmental
Services, Inc. 2,278 28,839
*Perma-Pipe International
Holdings, Inc. 1,050 34,366
#Pitney Bowes, Inc. 39,840 615,926
Shares Value†
INDUSTRIALS — (Continued)
#*Planet Labs PBC 58,142 $ 2,149,510
#*Plug Power, Inc. 385,420 1,206,365
Powell Industries, Inc. 8,991 2,492,935
#*Power Solutions International,
Inc. 1,786 130,860
Preformed Line Products Co. 1,063 353,182
Primoris Services Corp. 16,325 2,957,274
*Proto Labs, Inc. 7,833 507,657
Quad/Graphics, Inc. 3,811 28,354
Quanex Building Products Corp. 15,254 304,165
Quanta Services, Inc. 44,166 32,142,690
#*QXO, Inc. 151,407 3,038,738
*Radiant Logistics, Inc. 5,020 42,218
*RBC Bearings, Inc. 9,056 5,425,359
*RCM Technologies, Inc. 1,243 38,893
Regal Rexnord Corp. 19,843 4,266,840
Republic Services, Inc., Class A 64,271 13,446,779
*Resideo Technologies, Inc. 43,701 1,807,910
#Robert Half, Inc. 13,668 363,705
*Rocket Lab Corp. 158,421 13,071,317
Rockwell Automation, Inc. 33,814 13,826,883
Rollins, Inc. 87,530 4,878,047
RTX Corp. 398,767 70,210,906
Rush Enterprises, Inc., Class A 18,460 1,366,594
Rush Enterprises, Inc., Class B 696 50,711
#*RXO, Inc. 16,736 334,218
Ryder System, Inc. 11,576 2,937,642
*Saia, Inc. 8,117 3,643,072
Schneider National, Inc., Class B 18,190 565,527
Science Applications International
Corp. 12,899 1,248,236
Sensata Technologies Holding
PLC 44,508 1,853,313
*Shoals Technologies Group, Inc.,
Class A 48,244 383,057
Simpson Manufacturing Co., Inc. 12,593 2,401,863
*SiteOne Landscape Supply, Inc. 13,208 1,664,868
*SkyWest, Inc. 12,016 986,754
Snap-on, Inc. 15,482 5,935,799
Southwest Airlines Co. 127,274 4,826,230
*SPX Technologies, Inc. 15,151 3,316,705
SS&C Technologies Holdings,
Inc. 64,657 4,480,730
*StandardAero, Inc. 61,704 1,533,961
#Standex International Corp. 3,650 996,450
Stanley Black & Decker, Inc. 44,949 3,513,214
#*Sterling Infrastructure, Inc. 9,066 4,674,611
*Sun Country Airlines Holdings,
Inc. 19,158 302,696
*Sunrun, Inc. 60,738 773,195
#*Symbotic, Inc., Class A 24,590 1,453,269
#TaskUS, Inc., Class A 4,195 27,184
*Taylor Devices, Inc. 323 17,927
#Tecnoglass, Inc. 6,785 292,298
Tennant Co. 6,195 514,433
Terex Corp. 33,560 2,087,432
Tetra Tech, Inc. 74,730 2,415,274
Textron, Inc. 52,526 5,040,395
#*Thermon Group Holdings, Inc. 9,587 579,918

19
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
#*TIC Solutions, Inc. 31,492 $ 287,837
Timken Co. (The) 20,084 2,227,115
*Titan International, Inc. 14,589 111,168
*Titan Machinery, Inc. 5,016 104,885
Toro Co. (The) 29,964 2,851,674
Trane Technologies PLC 65,549 32,285,504
*Transcat, Inc. 3,361 255,772
TransDigm Group, Inc. 16,748 19,427,345
TransUnion 57,506 4,082,926
*Trex Co., Inc. 19,374 759,461
TriNet Group, Inc. 12,346 565,200
Trinity Industries, Inc. 26,849 875,546
*TrueBlue, Inc. 10,398 57,085
#*TTEC Holdings, Inc. 956 2,782
Tutor Perini Corp. 13,362 1,241,597
Twin Disc, Inc. 668 11,035
*Uber Technologies, Inc. 573,410 42,782,120
UFP Industries, Inc. 16,948 1,516,677
U-Haul Holding Co. 25,822 1,231,451
*U-Haul Holding Co. 1,707 87,672
UL Solutions, Inc., Class A 24,248 2,194,202
*Ultralife Corp. 17,068 117,769
UniFirst Corp. 4,475 1,143,407
Union Pacific Corp. 176,339 47,519,834
*United Airlines Holdings, Inc. 98,547 8,869,230
United Parcel Service, Inc., Class
B 219,379 23,868,435
United Rentals, Inc. 18,290 17,555,474
#Universal Logistics Holdings,
Inc. 961 23,141
#*Upwork, Inc. 36,946 382,391
*V2X, Inc. 5,649 383,059
Valmont Industries, Inc. 5,851 2,972,542
Veralto Corp. 76,337 6,732,923
Verisk Analytics, Inc., Class A 27,776 5,124,394
*Verra Mobility Corp., Class A 33,377 494,981
Vertiv Holdings Co., Class A 110,807 36,398,991
*Vestis Corp. 10,178 98,930
*Vicor Corp. 6,545 1,762,372
Virco Mfg. Corp. 653 3,957
#VSE Corp. 8,494 1,458,250
Wabash National Corp. 7,911 68,747
Waste Management, Inc. 119,446 27,777,167
#Watsco, Inc. 10,041 4,396,351
Watts Water Technologies, Inc.,
Class A 8,459 2,539,053
Werner Enterprises, Inc. 20,606 759,743
WESCO International, Inc. 14,619 5,103,785
Westinghouse Air Brake
Technologies Corp. 50,846 13,722,827
*Wilhelmina International, Inc. 2,103 7,098
*Willdan Group, Inc. 4,395 334,020
Willis Lease Finance Corp. 1,163 225,796
#WillScot Holdings Corp. 29,649 671,253
Woodward, Inc. 17,908 6,500,425
Worthington Enterprises, Inc. 10,522 571,029
WW Grainger, Inc. 13,533 15,716,550
*XPO, Inc. 34,638 7,624,863
Shares Value†
INDUSTRIALS — (Continued)
Xylem, Inc. 70,440 $ 8,323,190
Zurn Elkay Water Solutions Corp. 44,978 2,337,057
TOTAL INDUSTRIALS 2,057,173,368
INFORMATION TECHNOLOGY — (33.1%)
*8x8, Inc. 14,607 28,045
#*908 Devices, Inc. 1,720 11,748
A10 Networks, Inc. 21,000 560,280
Accenture PLC, Class A 162,700 29,076,117
*ACI Worldwide, Inc. 27,974 1,209,036
*ACM Research, Inc., Class A 14,573 753,278
Adeia, Inc. 36,185 1,152,492
*Adobe, Inc. 110,147 27,107,177
*ADTRAN Holdings, Inc. 17,582 311,026
Advanced Energy Industries, Inc. 10,786 4,140,853
*Advanced Micro Devices, Inc. 475,969 168,726,251
*Aehr Test Systems 3,844 348,113
#*Agilysys, Inc. 8,935 572,376
*Akamai Technologies, Inc. 44,250 4,556,865
*Alarm.com Holdings, Inc. 12,319 547,087
#*Allegro MicroSystems, Inc. 41,921 2,033,169
*Alpha & Omega Semiconductor,
Ltd. 5,458 237,041
*Ambarella, Inc. 12,481 858,693
Amdocs, Ltd. 31,479 2,035,747
Amkor Technology, Inc. 35,130 2,450,318
Amphenol Corp., Class A 367,984 54,193,004
*Amplitude, Inc., Class A 5,953 42,326
Analog Devices, Inc. 145,747 58,628,188
#*Appfolio, Inc., Class A 7,590 1,268,213
Apple, Inc. 4,244,606 1,151,773,838
Applied Materials, Inc. 236,954 93,475,983
#*Applied Optoelectronics, Inc. 6,253 1,027,743
*AppLovin Corp., Class A 67,895 30,304,933
*Arista Networks, Inc. 315,615 54,509,867
*Arrow Electronics, Inc. 14,551 2,733,114
*Astera Labs, Inc. 40,815 7,948,313
*AstroNova, Inc. 821 11,166
*Atlassian Corp., Class A 22,863 1,568,173
#*Aurora Innovation, Inc., Class A 287,350 1,689,618
*Autodesk, Inc. 62,408 14,790,696
*AvePoint, Inc. 18,646 181,799
*Aviat Networks, Inc. 1,956 44,851
Avnet, Inc. 24,558 2,026,281
*Axcelis Technologies, Inc. 9,134 1,270,631
*AXT, Inc. 3,909 309,671
Badger Meter, Inc. 3,662 442,772
Bel Fuse, Inc., Class A 256 62,323
#Bel Fuse, Inc., Class B 3,363 927,650
Belden, Inc. 11,757 1,322,427
Benchmark Electronics, Inc. 10,799 886,058
#Bentley Systems, Inc., Class B 48,750 1,590,225
*BILL Holdings, Inc. 13,633 518,054
*BK Technologies Corp. 796 76,703
*Blackbaud, Inc. 7,863 292,268
#*BlackLine, Inc. 15,174 474,188
*Box, Inc., Class A 39,509 956,118
Broadcom, Inc. 1,364,846 569,727,666
*Cadence Design Systems, Inc. 81,090 26,726,453

20
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Calix, Inc. 18,890 $ 822,848
#*CCC Intelligent Solutions
Holdings, Inc. 1,132 5,932
CDW Corp. 31,709 4,341,279
*Cerence, Inc. 4,723 42,979
*CEVA, Inc. 9,088 277,548
*Ciena Corp. 42,201 22,264,404
#*Cipher Digital, Inc. 66,675 1,182,815
*Cirrus Logic, Inc. 15,466 2,522,195
Cisco Systems, Inc. 1,167,774 106,851,321
#*Cleanspark, Inc. 82,114 1,028,888
Clear Secure, Inc., Class A 28,151 1,502,982
*Clearfield, Inc. 3,012 87,017
Climb Global Solutions, Inc. 3,612 60,248
*Cloudflare, Inc., Class A 94,194 19,306,944
*Coda Octopus Group, Inc. 2,056 23,253
Cognex Corp. 51,350 2,850,439
Cognizant Technology Solutions
Corp., Class A 143,141 7,572,159
*Coherent Corp. 56,051 17,920,065
*Cohu, Inc. 12,319 583,305
*Consensus Cloud Solutions, Inc. 5,272 136,439
*CoreWeave, Inc., Class A 66,978 7,474,745
Corning, Inc. 238,544 39,178,467
*Corsair Gaming, Inc. 3,754 25,490
#Crane NXT Co. 15,711 701,968
*Credo Technology Group
Holding, Ltd. 48,218 8,390,414
*Crowdstrike Holdings, Inc., Class
A 72,895 32,492,946
CTS Corp. 8,105 462,796
*Daily Journal Corp. 387 204,630
*Daktronics, Inc. 11,302 222,197
*Data I/O Corp. 3,489 9,455
*Datadog, Inc., Class A 90,444 11,955,792
Dell Technologies, Inc., Class C 91,631 19,146,297
#*Diebold Nixdorf, Inc. 4,130 317,225
*Digi International, Inc. 11,530 646,141
#*Digital Turbine, Inc. 27,517 97,135
#*DigitalOcean Holdings, Inc. 21,473 2,070,641
*Diodes, Inc. 13,239 1,418,559
*Docusign, Inc., Class A 39,511 1,817,111
#Dolby Laboratories, Inc., Class A 18,831 1,207,820
#*Dropbox, Inc., Class A 48,987 1,189,894
*DXC Technology Co. 31,762 359,546
*Dynatrace, Inc. 73,212 2,651,007
*Eastman Kodak Co. 20,459 272,718
*eGain Corp. 1,372 10,372
*Electro-Sensors, Inc. 1,305 9,970
#*Enphase Energy, Inc. 16,442 541,928
Entegris, Inc. 44,386 6,275,293
#*EPAM Systems, Inc. 15,008 1,707,610
ePlus, Inc. 8,522 721,728
*Everforth, Inc. 8,433 177,936
*Everpure, Inc., Class A 92,324 6,596,550
*Everspin Technologies, Inc. 1,877 34,312
*F5, Inc. 16,602 5,377,388
*Fabrinet 10,813 7,390,361
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Fair Isaac Corp. 5,090 $ 5,217,250
*Fastly, Inc., Class A 46,967 1,186,152
*First Solar, Inc. 30,464 6,150,377
*Flex, Ltd. 109,299 10,006,323
*FormFactor, Inc. 21,339 2,900,610
*Fortinet, Inc. 186,519 15,725,417
Franklin Wireless Corp. 3,560 13,457
#*Frequency Electronics, Inc. 1,270 63,703
*Gartner, Inc. 9,566 1,420,455
Gen Digital, Inc. 163,011 3,144,482
*GLOBALFOUNDRIES, Inc. 31,807 2,054,732
*Globant SA 4,015 165,538
*GoDaddy, Inc., Class A 20,031 1,738,491
*Guidewire Software, Inc. 23,113 3,198,608
Hackett Group, Inc. (The) 6,963 89,892
*Harmonic, Inc. 38,328 438,089
Hewlett Packard Enterprise Co. 384,642 11,066,150
HP, Inc. 224,130 4,675,352
*HubSpot, Inc. 6,446 1,429,465
#*Hut 8 Corp., Class U 1,080 81,842
#*I3 Verticals, Inc., Class A 6,451 145,470
*Ichor Holdings, Ltd. 10,184 671,838
#*indie Semiconductor, Inc.,
Class A 118,297 533,519
Information Services Group, Inc. 6,130 25,010
*Insight Enterprises, Inc. 5,691 414,874
*Intel Corp. 1,414,047 133,599,161
#InterDigital, Inc. 7,978 2,365,956
International Business Machines
Corp. 277,381 64,069,463
Intuit, Inc. 76,519 29,727,632
#*IonQ, Inc. 69,564 3,138,728
*IPG Photonics Corp. 8,136 967,533
*Itron, Inc. 13,129 1,100,210
Jabil, Inc. 31,537 10,643,422
*Keysight Technologies, Inc. 51,396 17,983,974
*Kimball Electronics, Inc. 7,104 191,879
KLA Corp. 38,880 68,053,608
*Knowles Corp. 25,422 792,912
Kulicke & Soffa Industries, Inc. 9,860 843,030
*KVH Industries, Inc. 2,000 18,200
*Kyndryl Holdings, Inc. 25,243 348,858
Lam Research Corp. 380,313 98,067,510
*Lantronix, Inc. 1,100 7,381
*Lattice Semiconductor Corp. 39,894 4,878,238
#*Life360, Inc. 9,243 398,281
Littelfuse, Inc. 7,793 3,149,697
*LiveRamp Holdings, Inc. 16,431 480,278
*Lumentum Holdings, Inc. 20,034 18,077,079
*MACOM Technology Solutions
Holdings, Inc. 19,920 5,609,671
*Manhattan Associates, Inc. 17,464 2,408,111
Marvell Technology, Inc. 248,823 41,093,118
*MaxLinear, Inc., Class A 19,214 1,359,391
Methode Electronics, Inc. 15,300 122,706
Microchip Technology, Inc. 160,623 14,923,483
Micron Technology, Inc. 341,595 176,659,270
Microsoft Corp. 2,178,404 888,309,583

21
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Mirion Technologies, Inc., Class
A 73,476 $ 1,451,151
*Mitek Systems, Inc. 13,660 190,694
MKS, Inc. 20,166 5,722,103
*MongoDB, Inc., Class A 23,633 5,927,865
Monolithic Power Systems, Inc. 14,491 23,394,415
Motorola Solutions, Inc. 49,800 21,863,694
*N-able, Inc. 430 2,227
Napco Security Technologies, Inc. 15,641 731,217
#*Navitas Semiconductor Corp.,
Class A 20,055 330,908
#*nCino, Inc. 358 6,258
*NCR Voyix Corp. 23,061 158,890
NetApp, Inc. 59,154 6,552,489
*NETGEAR, Inc. 8,468 213,986
*NetScout Systems, Inc. 23,494 791,748
*nLight, Inc. 10,814 755,358
*Novanta, Inc. 10,671 1,382,215
*Nutanix, Inc., Class A 49,014 2,004,182
NVE Corp. 1,085 89,827
NVIDIA Corp. 6,867,645 1,370,575,913
NXP Semiconductors NV 74,646 21,915,319
*Okta, Inc., Class A 50,680 3,732,582
*ON Semiconductor Corp. 111,515 11,241,827
OneSpan, Inc. 8,543 98,928
*Onto Innovation, Inc. 13,717 4,047,338
*Ooma, Inc. 4,229 69,017
#*Optical Cable Corp. 3,184 32,795
Oracle Corp. 506,225 81,699,653
#*OSI Systems, Inc. 4,828 1,385,250
#*Ouster, Inc. 10,679 287,906
*Palantir Technologies, Inc.,
Class A 671,186 93,368,684
*Palo Alto Networks, Inc. 238,420 42,753,474
PC Connection, Inc. 3,535 225,321
*PDF Solutions, Inc. 9,966 427,043
Pegasystems, Inc. 32,460 1,186,413
#*Penguin Solutions, Inc. 14,678 446,358
*Photronics, Inc. 14,697 727,208
*Plexus Corp. 7,529 1,886,617
*Porch Group, Inc. 30,338 292,155
#Power Integrations, Inc. 15,115 1,099,012
*Procore Technologies, Inc. 16,597 939,058
*Progress Software Corp. 8,693 242,100
*PTC, Inc. 35,747 4,872,316
*Q2 Holdings, Inc. 9,950 504,963
Qnity Electronics, Inc. 63,662 8,954,697
*Qorvo, Inc. 26,625 2,508,608
QUALCOMM, Inc. 314,245 56,432,117
*Qualys, Inc. 6,051 526,013
Ralliant Corp. 34,349 1,560,819
*Rambus, Inc. 30,337 3,492,092
*Red Violet, Inc. 2,413 90,319
*Ribbon Communications, Inc. 3,681 9,718
Richardson Electronics, Ltd. 978 14,083
RingCentral, Inc., Class A 20,601 828,572
#*Riot Platforms, Inc. 111,159 1,916,381
*Rogers Corp. 4,823 654,722
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Roper Technologies, Inc. 24,859 $ 8,820,222
*Rubrik, Inc., Class A 740 39,353
*SailPoint, Inc. 15,655 178,780
Salesforce, Inc. 229,915 40,586,895
*Samsara, Inc., Class A 95,012 2,730,645
*Sandisk Corp. 44,481 48,773,861
*Sanmina Corp. 7,624 1,660,660
*ScanSource, Inc. 6,919 284,509
Seagate Technology Holdings
PLC 66,447 44,761,357
*Semtech Corp. 6,166 647,738
*SentinelOne, Inc., Class A 102,117 1,445,977
*ServiceNow, Inc. 282,029 24,905,981
*Silicon Laboratories, Inc. 8,510 1,852,627
*SiTime Corp. 561 315,366
#Skyworks Solutions, Inc. 45,469 3,190,560
*Snowflake, Inc., Class A 86,888 11,857,605
#*SolarEdge Technologies, Inc. 32,830 1,407,094
*Sono-Tek Corp. 1,633 8,949
*Sprinklr, Inc., Class A 54,970 270,452
*SPS Commerce, Inc. 5,187 291,094
#*Super Micro Computer, Inc. 93,464 2,560,914
*Synaptics, Inc. 11,625 1,087,984
*Synopsys, Inc. 56,370 27,204,162
TD SYNNEX Corp. 22,487 5,131,084
TE Connectivity PLC 87,717 18,566,180
*Teledyne Technologies, Inc. 13,563 8,759,664
*Telos Corp. 6,836 29,190
*Teradata Corp. 29,492 777,114
Teradyne, Inc. 47,331 16,256,779
Texas Instruments, Inc. 267,853 75,288,121
*Trimble, Inc. 71,503 4,813,582
*TTM Technologies, Inc. 29,943 4,737,581
*Turtle Beach Corp. 1,843 21,231
*Twilio, Inc., Class A 44,361 6,568,090
*Tyler Technologies, Inc. 10,007 3,413,788
#*UiPath, Inc., Class A 94,998 978,479
*Ultra Clean Holdings, Inc. 13,645 1,066,357
*Unity Software, Inc. 84,539 2,233,520
#Universal Display Corp. 8,547 744,358
*Varonis Systems, Inc., Class B 2,409 63,357
#*Veeco Instruments, Inc. 14,490 722,327
VeriSign, Inc. 22,812 6,128,672
*Vertex, Inc., Class A 9,387 116,117
*Viant Technology, Inc., Class A 1,368 14,856
#*Viasat, Inc. 35,404 2,333,478
#*Viavi Solutions, Inc. 67,307 3,526,887
Vishay Intertechnology, Inc. 33,325 965,425
*Vishay Precision Group, Inc. 7,654 462,455
*Vistance Networks, Inc. 299,600 3,833,382
Vontier Corp. 44,841 1,608,895
Western Digital Corp. 103,449 44,950,660
*WidePoint Corp. 3,222 20,428
*Workday, Inc., Class A 45,960 5,625,504
*Xperi, Inc. 3,500 23,415
*Yext, Inc. 26,084 100,684
*Zebra Technologies Corp. 12,308 2,784,808

22
Dimensional U.S. Equity Market ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Zeta Global Holdings Corp.,
Class A 61,513 $ 1,133,069
*Zoom Communications, Inc.,
Class A 75,877 7,371,451
*Zscaler, Inc. 27,495 3,593,047
TOTAL INFORMATION
TECHNOLOGY 6,593,263,424
MATERIALS — (2.3%)
AdvanSix, Inc. 8,151 201,004
Air Products and Chemicals, Inc. 66,039 19,815,002
Albemarle Corp. 35,252 6,934,068
Alcoa Corp. 81,978 5,229,377
*Alpha Metallurgical Resources,
Inc. 3,820 712,239
#Amcor PLC 143,529 5,459,843
AptarGroup, Inc. 19,089 2,360,927
Ardagh Metal Packaging SA 36,716 141,357
Ashland, Inc. 14,251 759,008
Avery Dennison Corp. 22,934 3,759,571
Avient Corp. 29,708 1,101,573
*Axalta Coating Systems, Ltd. 66,797 1,899,707
Balchem Corp. 9,551 1,543,633
Ball Corp. 76,451 4,669,627
Cabot Corp. 15,104 1,162,404
Caledonia Mining Corp. PLC 3,663 83,883
Celanese Corp., Class A 33,259 2,253,630
*Century Aluminum Co. 18,458 1,097,144
CF Industries Holdings, Inc. 49,416 6,137,467
Chemours Co. (The) 40,189 1,083,094
*Clearwater Paper Corp. 3,774 51,742
*Cleveland-Cliffs, Inc. 174,727 1,782,215
*Coeur Mining, Inc. 308,347 5,540,996
Commercial Metals Co. 33,205 2,289,817
*Compass Minerals International,
Inc. 13,496 360,478
*Contango Silver & Gold, Inc. 366 8,400
*Core Molding Technologies, Inc. 389 10,484
Corteva, Inc. 197,822 16,025,560
CRH PLC 198,226 23,473,923
Crown Holdings, Inc. 32,908 3,235,185
#*Dakota Gold Corp. 10,682 57,469
Dow, Inc. 170,692 6,911,319
DuPont de Nemours, Inc. 113,741 5,193,414
#Eagle Materials, Inc. 9,870 2,073,786
Eastman Chemical Co. 32,396 2,367,824
Ecolab, Inc. 75,344 19,634,646
*Ecovyst, Inc. 33,708 477,979
Element Solutions, Inc. 71,623 3,050,424
Ferroglobe PLC 8,760 40,646
#*Flotek Industries, Inc. 852 14,399
FMC Corp. 8,656 133,129
Freeport-McMoRan, Inc. 422,042 24,385,587
Friedman Industries, Inc. 1,479 30,453
#Graphic Packaging Holding Co. 39,356 375,063
Greif, Inc., Class A 8,181 533,728
Greif, Inc., Class B 290 23,270
#Hawkins, Inc. 5,912 989,964
HB Fuller Co. 15,588 943,386
Shares Value†
MATERIALS — (Continued)
Hecla Mining Co. 200,287 $ 3,609,172
Huntsman Corp. 56,836 816,733
*Ingevity Corp. 11,254 857,442
Innospec, Inc. 6,568 500,876
International Flavors &
Fragrances, Inc. 77,964 5,473,073
#International Paper Co. 144,846 4,406,215
*Intrepid Potash, Inc. 5,073 200,739
*Ivanhoe Electric, Inc. 13,215 169,548
Kaiser Aluminum Corp. 4,877 831,187
#*Knife River Corp. 15,661 1,449,426
Koppers Holdings, Inc. 5,435 221,911
Linde PLC 137,829 69,071,625
Louisiana-Pacific Corp. 19,242 1,389,080
*LSB Industries, Inc. 17,532 261,227
LyondellBasell Industries NV,
Class A 78,030 5,821,038
Martin Marietta Materials, Inc. 17,840 11,044,209
Materion Corp. 6,224 1,144,033
Mativ Holdings, Inc. 13,835 128,389
*McEwen, Inc. 17,720 384,170
*Metallus, Inc. 11,080 213,179
Minerals Technologies, Inc. 7,427 534,298
Mosaic Co. (The) 99,568 2,316,947
#*MP Materials Corp. 20,211 1,334,734
Myers Industries, Inc. 5,149 106,121
NewMarket Corp. 2,561 1,730,263
Newmont Corp. 329,924 36,651,257
Nexa Resources SA 2,618 39,558
Northern Technologies
International Corp. 600 4,800
Nucor Corp. 67,366 15,176,886
*O-I Glass, Inc. 48,766 444,258
Olin Corp. 33,368 950,321
Packaging Corp. of America 26,451 5,645,966
*Perimeter Solutions, Inc. 39,634 1,200,910
PPG Industries, Inc. 66,169 7,179,336
Quaker Chemical Corp. 4,555 618,979
#*Ramaco Resources, Inc., Class
A 13,397 198,945
Ramaco Resources, Inc., Class B 458 4,589
*Ranpak Holdings Corp., Class A 5,983 30,453
*Rayonier Advanced Materials,
Inc. 21,247 201,634
Reliance, Inc. 15,847 5,744,537
Royal Gold, Inc. 26,186 6,111,289
RPM International, Inc. 39,347 4,009,066
Ryerson Holding Corp. 18,105 501,690
#Scotts Miracle-Gro Co. (The) 13,048 818,110
Sensient Technologies Corp. 10,947 1,244,017
Sherwin-Williams Co. (The) 68,891 22,156,034
Silgan Holdings, Inc. 24,879 1,008,843
*Smith-Midland Corp. 371 12,532
Smurfit Westrock PLC 158,452 6,082,972
Solstice Advanced Materials, Inc. 50,530 4,140,933
Sonoco Products Co. 27,965 1,397,131
#Southern Copper Corp. 26,707 4,585,325
Steel Dynamics, Inc. 41,001 9,375,289
Stepan Co. 7,095 354,963

23
Dimensional U.S. Equity Market ETF
continued
Shares Value†
MATERIALS — (Continued)
Sylvamo Corp. 5,735 $ 245,057
*Tredegar Corp. 5,454 52,358
TriMas Corp. 10,034 371,459
#Tronox Holdings PLC 34,353 343,186
United States Lime & Minerals,
Inc. 3,446 371,031
Vulcan Materials Co. 39,038 11,779,326
Warrior Met Coal, Inc. 16,087 1,445,417
#Westlake Corp. 12,268 1,414,255
Worthington Steel, Inc. 12,307 472,958
TOTAL MATERIALS 452,821,149
REAL ESTATE — (0.1%)
*CBRE Group, Inc., Class A 86,453 12,339,437
*CKX Lands, Inc. 777 9,009
*Compass, Inc., Class A 189,941 1,437,853
*Comstock Holding Cos., Inc.,
Class A 101 1,616
*CoStar Group, Inc. 70,681 2,446,269
*Cushman & Wakefield, Ltd. 73,884 1,037,331
*Douglas Elliman, Inc. 7,294 14,661
*Five Point Holdings LLC, Class A 4,782 23,814
*Forestar Group, Inc. 5,565 157,267
*FRP Holdings, Inc. 2,426 50,970
#*Howard Hughes Holdings, Inc. 8,328 518,585
*J.W. Mays, Inc. 100 4,033
*Jones Lang LaSalle, Inc. 13,990 4,450,639
Kennedy-Wilson Holdings, Inc. 27,922 304,350
Marcus & Millichap, Inc. 8,303 230,740
Newmark Group, Inc., Class A 47,425 764,491
#*Opendoor Technologies, Inc. 267,857 1,441,071
#RMR Group, Inc. (The), Class A 1,232 21,942
#*Seaport Entertainment Group,
Inc. 1,537 34,260
St. Joe Co. (The) 9,740 628,912
*Tejon Ranch Co. 8,674 169,750
*Zillow Group, Inc., Class A 11,298 504,004
*Zillow Group, Inc., Class C 33,901 1,505,204
TOTAL REAL ESTATE 28,096,208
UTILITIES — (2.4%)
AES Corp. (The) 213,274 3,081,809
#Alliant Energy Corp. 76,919 5,648,162
Ameren Corp. 80,754 9,177,692
American Electric Power Co., Inc. 152,626 20,926,551
American States Water Co. 10,184 766,753
#American Water Works Co., Inc. 58,338 7,491,766
Artesian Resources Corp., Class
A 1,014 31,748
Atmos Energy Corp. 48,509 9,215,740
Avista Corp. 24,824 1,020,266
Black Hills Corp. 23,297 1,754,031
California Water Service Group 18,077 763,573
#CenterPoint Energy, Inc. 189,255 8,260,981
Chesapeake Utilities Corp. 6,931 874,138
Clearway Energy, Inc., Class A 12,329 498,462
#Clearway Energy, Inc., Class C 26,382 1,064,778
CMS Energy Corp. 91,091 6,990,323
Consolidated Edison, Inc. 108,813 12,131,561
Shares Value†
UTILITIES — (Continued)
Consolidated Water Co., Ltd.,
Class OR 5,072 $ 162,558
Constellation Energy Corp. 97,323 30,462,099
Dominion Energy, Inc. 263,688 17,007,876
DTE Energy Co. 63,351 9,609,713
Duke Energy Corp. 230,023 29,799,480
Edison International 114,953 7,988,084
Entergy Corp. 131,584 15,515,069
Essential Utilities, Inc. 81,594 3,116,891
Evergy, Inc. 67,105 5,558,978
Eversource Energy 112,645 7,964,002
Exelon Corp. 298,832 13,743,284
FirstEnergy Corp. 159,750 7,591,320
Genie Energy, Ltd., Class B 4,460 62,306
#H2O America 11,701 657,479
*Hallador Energy Co. 15,755 244,675
*Hawaiian Electric Industries, Inc. 51,229 772,021
#IDACORP, Inc. 16,770 2,477,600
#MDU Resources Group, Inc. 59,555 1,341,774
#MGE Energy, Inc. 11,064 887,554
Middlesex Water Co. 5,457 277,652
National Fuel Gas Co. 28,827 2,432,422
New Jersey Resources Corp. 31,075 1,749,833
NextEra Energy, Inc. 616,126 60,306,413
NiSource, Inc. 143,234 6,915,338
Northwest Natural Holding Co. 12,202 646,706
Northwestern Energy Group, Inc. 18,317 1,325,052
NRG Energy, Inc. 63,649 9,902,511
OGE Energy Corp. 62,718 3,060,638
#*Oklo, Inc., Class A 20,519 1,487,628
ONE Gas, Inc. 19,179 1,711,150
#Ormat Technologies, Inc. 17,744 2,038,786
Otter Tail Corp. 11,213 1,000,648
PG&E Corp. 656,237 10,906,659
#Pinnacle West Capital Corp. 36,033 3,737,343
#Portland General Electric Co. 36,648 1,903,131
PPL Corp. 223,886 8,382,292
Public Service Enterprise Group,
Inc. 149,105 12,175,914
*Pure Cycle Corp. 1,282 14,794
RGC Resources, Inc. 300 6,819
Sempra 194,374 18,488,855
Southern Co. (The) 328,176 31,734,619
Southwest Gas Holdings, Inc. 19,445 1,828,802
Spire, Inc. 17,234 1,571,396
*Talen Energy Corp. 11,134 4,146,524
UGI Corp. 63,542 2,293,231
Unitil Corp. 5,242 274,995
Vistra Corp. 100,018 15,786,841
WEC Energy Group, Inc. 96,319 11,359,863
Xcel Energy, Inc. 187,015 15,512,894
York Water Co. (The) 6,276 182,130
TOTAL UTILITIES 477,822,976
TOTAL COMMON STOCKS 19,659,115,881
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*GameStop Corp. 10/30/26 11,387 41,790

24
Dimensional U.S. Equity Market ETF
continued
Shares Value†
CONSUMER STAPLES — (0.0%)
*TreeHouse Foods, Inc. CVR
02/11/33 12,719 $ 24,548
HEALTH CARE — (0.0%)
*89bio, Inc. CVR 12/31/35 28,428 9,666
*<ABIOMED, Inc. CVR 01/04/27 6,708 104,712
*Adverum Biotechnolo CVR
12/10/29 1,521 1,217
#*<Albireo Pharma, Inc. CVR
03/02/27 2,674 17,060
*Concentra Biosciences CVR
09/04/29 4,265 –
*<Mirati Therapeutics CVR
01/04/27 5,963 17,770
*<Novo Nordisk CVR 06/30/31 2,519 1,637
*<Poseida Therapeutics, Inc.
CVR 01/02/29 4,712 6,738
*<Supernus Pharmaceuticals, Inc.
CVR 12/31/30 1,085 510
*<Verve Therapeutics, Inc. CVR
07/25/35 13,798 25,664
TOTAL HEALTH CARE 184,974
Shares Value†
INFORMATION TECHNOLOGY — (0.0%)
#*Gen Digital, Inc. CVR 01/04/27 1,080 $ 443
*Xerox Holdings Corp. 02/11/27 11,555 2,131
TOTAL INFORMATION
TECHNOLOGY 2,574
MATERIALS — (0.0%)
*<Resolute Forest CVR 01/04/27 3,911 1,041
TOTAL RIGHTS/WARRANTS 254,927
TOTAL INVESTMENT SECURITIES — (98.6%)
(Cost $11,009,594,806) 19,659,370,808
SECURITIES LENDING COLLATERAL — (1.4%)
@§The DFA Short Term
Investment Fund 24,268,987 280,792,175
TOTAL INVESTMENTS — ( 100.0% )
(Cost $11,290,386,981) $ 19,940,162,983
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 2,086,636,570 $ — $ — $ 2,086,636,570
Consumer Discretionary .......... 2,032,265,389 92,105 — 2,032,357,494
Consumer Staples .............. 950,497,956 — — 950,497,956
Energy ....................... 762,441,857 — — 762,441,857
Financials ..................... 2,490,871,880 — — 2,490,871,880
Health Care ................... 1,727,126,345 — 6,654 1,727,132,999
Industrials ..................... 2,057,173,368 — — 2,057,173,368
Information Technology .......... 6,593,263,424 — — 6,593,263,424
Materials ..................... 452,821,149 — — 452,821,149
Real Estate .................... 28,096,208 — — 28,096,208
Utilities ....................... 477,822,976 — — 477,822,976
Rights/Warrants
Consumer Discretionary .......... 41,790 — — 41,790
Consumer Staples .............. — 24,548 — 24,548
Health Care ................... — 10,883 174,091 184,974
Information Technology .......... 2,574 — — 2,574
Materials ..................... — — 1,041 1,041
Securities Lending Collateral ........ — 280,792,175 — 280,792,175
Total Investments .................
$19,659,061,486 $280,919,711 $181,786> $19,940,162,983
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

25
Dimensional U.S. Small Cap ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value†
COMMON STOCKS — (91.9%)
COMMUNICATION SERVICES — (2.4%)
#*Advantage Solutions, Inc. 10,966 $ 375,806
#*AMC Global Media, Inc., Class
A 102,492 870,157
*Angi, Inc., Class A 130,577 958,435
*Anterix, Inc. 66,084 3,193,179
Array Digital Infrastructure, Inc. 147,178 7,313,275
#*Atlanta Braves Holdings, Inc. 33,807 1,789,066
*Atlanta Braves Holdings, Inc.,
Class C 165,023 8,153,786
ATN International, Inc. 50,360 1,406,555
*Bandwidth, Inc., Class A 95,277 3,507,146
#*Boston Omaha Corp., Class A 99,447 1,195,353
*Bumble, Inc., Class A 425,619 1,766,319
#*Cable One, Inc. 15,447 1,413,246
#*Cargurus, Inc., Class A 262,709 9,578,370
#*Cars.com, Inc. 187,139 2,056,658
Cinemark Holdings, Inc. 371,696 10,972,466
*Cineverse Corp., Class A 4,609 11,983
#*Clear Channel Outdoor
Holdings, Inc., Class A 104,238 250,171
*Creative Realities, Inc. 1,698 6,198
#CuriosityStream, Inc. 52,917 166,689
*DHI Group, Inc. 38,938 93,062
*DoubleVerify Holdings, Inc. 522,485 5,757,785
*E.W. Scripps Co. (The), Class A 266,634 1,277,177
Entravision Communications
Corp., Class A 261,041 984,125
#*EverQuote, Inc., Class A 114,640 1,653,109
#*fuboTV, Inc., Class A 84,100 1,036,112
*Gaia, Inc., Class A 18,204 56,978
#*Gambling.com Group, Ltd. 84,893 326,838
*GCI Liberty, Inc., Class A 8,963 312,450
*GCI Liberty, Inc., Class C 111,736 3,826,958
#*Globalstar, Inc. 48,336 3,978,053
*Gogo, Inc. 448,099 1,873,054
Gray Media, Inc. 309,116 1,743,414
Gray Media, Inc., Class A 912 9,758
#*Grindr, Inc. 275,725 3,686,443
*Harte Hanks, Inc. 9,013 24,966
#*Ibotta, Inc., Class A 2,771 97,539
IDT Corp., Class B 79,084 3,966,063
#*IMAX Corp. 174,890 6,649,318
Iridium Communications, Inc. 333,170 13,016,952
*IZEA Worldwide, Inc. 37,345 153,114
#John Wiley & Sons, Inc., Class A 170,473 6,977,460
*Liberty Broadband Corp., Class
A 48,982 1,882,378
*Liberty Broadband Corp., Class
C 373,845 14,389,294
*Liberty Global, Ltd., Class A 590,540 6,838,453
*Liberty Global, Ltd., Class C 431,994 4,898,812
*Liberty Latin America, Ltd., Class
A 129,974 1,055,389
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Liberty Latin America, Ltd., Class
C 521,444 $ 4,333,200
*Lionsgate Studios Corp. 133,823 1,664,758
*Lumen Technologies, Inc. 2,748,695 24,298,464
*Madison Square Garden
Entertainment Corp., Class A 131,409 8,793,890
*Madison Square Garden Sports
Corp. 44,737 15,320,633
#*Magnite, Inc. 480,595 6,158,825
Marcus Corp. (The) 77,709 1,369,233
Match Group, Inc. 626,726 23,452,087
*MediaAlpha, Inc., Class A 179,760 1,529,758
National CineMedia, Inc. 188,053 637,500
New York Times Co. (The), Class
A 392,636 31,030,023
Nexstar Media Group, Inc., Class
A 95,067 19,787,245
*Nextdoor Holdings, Inc. 145,912 233,459
#*Optimum Communications, Inc.,
Class A 413,829 653,850
#Paramount Skydance Corp.,
Class B 149,093 1,526,712
*Pinterest, Inc., Class A 101,077 1,987,174
*PubMatic, Inc., Class A 127,424 1,246,207
#*QuinStreet, Inc. 188,333 2,403,129
#*Reading International, Inc.,
Class B 1,232 11,568
*Reservoir Media, Inc. 78,263 787,326
Saga Communications, Inc.,
Class A 21,589 243,524
#Scholastic Corp. 83,519 3,370,827
#Shenandoah
Telecommunications Co. 183,242 2,882,397
#Shutterstock, Inc. 85,914 1,389,229
Sinclair, Inc. 156,534 2,434,104
#Sirius XM Holdings, Inc. 209,466 5,643,014
#*Skillz, Inc., Class A 3,692 29,757
*Snap, Inc., Class A 217,169 1,318,216
#*Sphere Entertainment Co. 100,110 14,260,669
Spok Holdings, Inc. 56,020 598,854
#*Stagwell, Inc., Class A 718,720 4,506,374
*Starz Entertainment Corp. 9,322 170,965
*TechTarget, Inc. 68,559 393,529
Telephone and Data Systems,
Inc. 365,896 16,487,274
*Thryv Holdings, Inc. 128,894 461,440
Townsquare Media, Inc., Class A 11,271 72,811
#*Travelzoo 32,711 320,241
#*TripAdvisor, Inc. 375,551 4,179,883
*Uniti Group, Inc. 78,576 929,554
*Urban One, Inc. 2,109 10,123
*USA TODAY Co, Inc. 488,548 3,532,202
Versant Media Group, Inc. 39,028 1,568,535
#*Vivid Seats, Inc., Class A 12,970 86,899
#*Webtoon Entertainment, Inc. 3,290 40,270

26
Dimensional U.S. Small Cap ETF
continued
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Yelp, Inc., Class A 238,532 $ 6,583,483
Zedge, Inc., Class B 21,082 70,203
#*Ziff Davis, Inc. 127,637 5,840,669
*ZoomInfo Technologies, Inc.,
Class A 1,001,788 6,261,175
TOTAL COMMUNICATION
SERVICES 372,461,174
CONSUMER DISCRETIONARY — (11.8%)
#*1-800-Flowers.com, Inc., Class
A 94,539 334,668
*1stdibs.com, Inc. 118,588 549,062
*Abercrombie & Fitch Co. 150,054 12,807,109
#Academy Sports & Outdoors,
Inc. 211,770 11,613,467
*Accel Entertainment, Inc., Class
A 55,038 687,425
#Acushnet Holdings Corp. 187,765 18,179,407
*Adient PLC 264,605 5,569,935
ADT, Inc. 2,389,370 17,991,956
#Advance Auto Parts, Inc. 211,972 12,614,454
AMCON Distributing Co. 553 49,134
American Eagle Outfitters, Inc. 581,535 10,130,340
*American Outdoor Brands, Inc. 41,269 388,341
*American Public Education, Inc. 60,541 3,520,459
#*America's Car-Mart, Inc., Class
MA 26,725 326,312
Aramark 590,701 26,989,129
#Arhaus, Inc., Class A 178,314 1,319,524
*Ark Restaurants Corp. 3,459 22,933
Arko Corp. 369,447 2,438,350
#*Asbury Automotive Group, Inc. 59,815 12,183,717
Autoliv, Inc. 204,777 23,739,798
*AutoNation, Inc. 106,208 22,556,455
#*Barnes & Noble Education, Inc. 1,152 11,359
Bassett Furniture Industries, Inc. 29,259 426,596
Bath & Body Works, Inc. 528,333 10,270,794
*Beachbody Co., Inc. (The) 1,211 18,117
*Beazer Homes USA, Inc. 92,191 1,990,404
#*Bed Bath & Beyond, Inc. 243,012 1,190,759
*Biglari Holdings, Inc., Class A 235 383,095
*Biglari Holdings, Inc., Class B 7,281 2,251,649
#*Birkenstock Holding PLC 355,850 13,785,629
#*BJ's Restaurants, Inc. 69,650 2,674,560
Bloomin' Brands, Inc. 280,001 1,708,006
*Boot Barn Holdings, Inc. 94,458 16,194,824
BorgWarner, Inc. 610,919 34,804,055
Boyd Gaming Corp. 48,912 4,252,898
*Bright Horizons Family Solutions,
Inc. 176,798 14,340,086
Brightstar Lottery PLC 1,324 17,384
*Brinker International, Inc. 130,281 19,833,979
Brunswick Corp. 211,184 16,778,569
Buckle, Inc. (The) 163,616 9,098,686
#Build-A-Bear Workshop, Inc.,
Class A 41,783 1,543,464
#Caleres, Inc. 112,513 1,473,920
*Callaway Golf Co 621,653 9,511,291
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Camping World Holdings, Inc.,
Class A 201,524 $ 1,650,482
Canterbury Park Holding Corp. 6,569 104,053
*Capri Holdings, Ltd. 392,468 7,657,051
*CarMax, Inc. 346,001 13,601,299
Carriage Services, Inc., Class A 52,129 2,559,534
Carter's, Inc. 121,177 4,376,913
*Cato Corp. (The), Class A 45,742 131,280
#*Cava Group, Inc. 208,074 19,436,192
*Cavco Industries, Inc. 23,585 11,957,595
Century Communities, Inc. 96,001 5,377,976
*Champion Homes, Inc. 171,854 13,100,430
#Cheesecake Factory, Inc. (The) 157,534 9,904,163
*Chewy, Inc., Class A 83,730 2,128,417
#Choice Hotels International, Inc. 79,769 7,903,513
Churchill Downs, Inc. 55,313 5,586,060
*Citi Trends, Inc. 29,973 1,459,985
Clarus Corp. 126,944 330,689
#Columbia Sportswear Co. 177,092 10,788,445
*Cooper-Standard Holdings, Inc. 58,492 1,758,854
*Coursera, Inc. 538,388 3,203,409
*Covista, Inc. 111,249 12,818,110
#Cracker Barrel Old Country
Store, Inc. 62,947 1,971,500
#Cricut, Inc., Class A 185,177 798,113
*Crocs, Inc. 161,328 16,452,229
*Culp, Inc. 23,287 76,614
Dana, Inc. 418,588 15,257,533
*Dauch Corporation 762,145 4,351,848
*Dave & Buster's Entertainment,
Inc. 115,577 1,302,553
#Designer Brands, Inc., Class A 138,550 1,039,125
*Destination XL Group, Inc. 138,848 85,711
#*Digital Brands Group, Inc. 15,924 21,338
#Dillard's, Inc., Class A 27,694 15,763,979
#Dine Brands Global, Inc. 43,373 1,204,902
Domino's Pizza, Inc. 413 140,180
#*Dorman Products, Inc. 100,018 11,253,025
*DraftKings, Inc. 96,201 2,243,407
#*Dream Finders Homes, Inc.,
Class A 111,910 1,633,886
#*Driven Brands Holdings, Inc. 483,127 6,556,033
*Duluth Holdings, Inc., Class B 114,171 376,764
#*Duolingo, Inc., Class A 8,095 891,259
#*Dutch Bros, Inc., Class A 249,900 14,371,749
*El Pollo Loco Holdings, Inc. 97,747 1,321,539
*Envela Corp. 20,627 363,241
Escalade, Inc. 20,364 380,807
Ethan Allen Interiors, Inc. 82,990 1,771,007
*Etsy, Inc. 285,252 18,353,114
*European Wax Center, Inc.,
Class A 80,269 465,560
*Figs, Inc., Class A 509,542 7,622,748
*First Watch Restaurant Group,
Inc. 202,730 2,659,818
*Five Below, Inc. 108,152 25,487,100
Flanigan's Enterprises, Inc. 1,877 60,270
Flexsteel Industries, Inc. 17,686 978,036

27
Dimensional U.S. Small Cap ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#*Floor & Decor Holdings, Inc.,
Class A 334,864 $ 16,207,418
*Fossil Group, Inc. 14,609 64,718
*Fox Factory Holding Corp. 136,497 2,422,822
#*Frontdoor, Inc. 151,754 10,414,877
#*Full House Resorts, Inc. 39,738 96,166
*Funko, Inc., Class A 181,924 802,285
#*GameStop Corp., Class A 207,964 5,188,702
Gap, Inc. (The) 1,035,480 25,462,453
Garrett Motion, Inc. 645,917 16,541,934
*Genesco, Inc. 35,405 1,256,523
Gentex Corp. 667,773 15,432,234
*Gentherm, Inc. 97,439 2,932,914
*GigaCloud Technology, Inc.,
Class A 95,776 4,261,074
G-III Apparel Group, Ltd. 138,626 4,323,745
#*Global Business Travel Group I 967,609 5,670,189
#Gold.com, Inc., Class A 83,829 3,788,233
Golden Entertainment, Inc. 30,591 805,718
*Goodyear Tire & Rubber Co.
(The) 934,279 6,614,695
Graham Holdings Co., Class B 11,100 12,459,861
*Grand Canyon Education, Inc. 100,970 17,070,998
*Green Brick Partners, Inc. 129,989 8,766,458
Group 1 Automotive, Inc. 38,360 13,689,533
#*Groupon, Inc., Class A 124,859 1,774,246
H&R Block, Inc. 375,487 11,914,203
Hamilton Beach Brands Holding
Co., Class A 31,183 648,918
#Harley-Davidson, Inc. 367,051 8,768,848
Hasbro, Inc. 324,944 31,142,633
Haverty Furniture Cos., Inc. 43,114 954,544
Haverty Furniture Cos., Inc.,
Class A 457 10,282
*Helen of Troy, Ltd. 54,239 1,255,633
*Hilton Grand Vacations, Inc. 268,934 12,631,830
*Holley, Inc. 395,412 1,304,860
Hooker Furnishings Corp. 35,769 434,593
*Hovnanian Enterprises, Inc.,
Class A 16,025 1,801,851
*Inspired Entertainment, Inc. 64,471 452,586
#Installed Building Products, Inc. 77,418 22,338,964
J Jill, Inc. 49,756 633,891
JAKKS Pacific, Inc. 37,529 816,631
Jerash Holdings US, Inc. 3,695 12,896
Johnson Outdoors, Inc., Class A 30,425 1,601,268
KB Home 137,304 7,275,739
#Kohl's Corp. 377,149 5,344,201
Kontoor Brands, Inc. 166,628 12,223,830
#*Krispy Kreme, Inc. 569,735 2,244,756
#*Kura Sushi USA, Inc., Class A 37,089 2,042,491
#Lakeland Industries, Inc. 28,293 287,740
#*Lands' End, Inc. 100,510 1,134,758
*Latham Group, Inc. 381,239 2,314,121
*Laureate Education, Inc., Class
A 641,954 19,319,606
La-Z-Boy, Inc. 133,796 4,648,073
LCI Industries 80,404 9,585,765
Lear Corp. 161,992 20,594,043
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Legacy Education, Inc. 6,364 $ 69,049
*Legacy Housing Corp. 77,975 1,695,956
Leggett & Platt, Inc. 403,240 4,383,219
#Levi Strauss & Co., Class A 231,797 5,164,437
*LGI Homes, Inc. 76,950 3,768,241
*Life Time Group Holdings, Inc. 686,006 18,391,821
#Lifetime Brands, Inc. 61,540 415,395
*Lincoln Educational Services
Corp. 105,453 4,338,336
*Lindblad Expeditions Holdings,
Inc. 212,670 3,940,775
#Lithia Motors, Inc., Class A 71,741 20,813,499
LKQ Corp. 513,555 16,218,067
*Lovesac Co. (The) 48,880 772,793
#*Lucid Group, Inc., Class A 460,980 2,936,443
#Lucky Strike Entertainment
Corp. 50,412 400,775
*M/I Homes, Inc. 42,660 5,609,363
Macy's, Inc. 855,295 16,721,017
*Malibu Boats, Inc., Class A 66,282 1,696,819
Marine Products Corp. 87,216 690,751
*MarineMax, Inc. 73,021 2,098,624
Marriott Vacations Worldwide
Corp. 114,826 8,268,620
*MasterCraft Boat Holdings, Inc. 53,564 1,250,719
*Mattel, Inc. 962,625 14,516,385
#Matthews International Corp.,
Class A 101,965 2,910,081
Meritage Homes Corp. 87,652 5,902,486
#*Mister Car Wash, Inc. 701,048 4,963,420
#*Mobileye Global, Inc., Class A 403,349 3,505,103
*Mohawk Industries, Inc. 188,591 19,907,666
Monarch Casino & Resort, Inc. 37,492 4,449,925
Monro, Inc. 98,269 1,725,604
*Motorcar Parts of America, Inc. 63,028 707,174
Movado Group, Inc. 51,014 1,389,621
Murphy USA, Inc. 42,204 24,815,952
*National Vision Holdings, Inc. 271,476 6,303,673
Newell Brands, Inc. 1,447,174 5,904,470
*Norwegian Cruise Line Holdings,
Ltd. 1,020,664 18,555,672
*Ollie's Bargain Outlet Holdings,
Inc. 194,197 16,799,982
#OneSpaWorld Holdings, Ltd. 337,504 8,322,849
*OneWater Marine, Inc., Class A 55,853 524,460
#*Outdoor Holding Co. 21,791 44,236
#Oxford Industries, Inc. 49,504 2,120,751
#Papa John's International, Inc. 110,206 3,988,355
#Patrick Industries, Inc. 112,430 10,455,990
*Penn Entertainment, Inc. 174,253 3,042,457
#Penske Automotive Group, Inc. 55,607 9,537,713
Perdoceo Education Corp. 203,134 6,894,368
*Petco Health & Wellness Co.,
Inc., Class A 811,552 2,304,808
*PetMed Express, Inc. 53,484 119,804
#Phinia, Inc. 124,496 8,982,386
#*Planet Fitness, Inc., Class A 225,817 15,055,219
Polaris, Inc. 193,427 12,818,407
Pool Corp. 35,853 7,648,162

28
Dimensional U.S. Small Cap ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#*Portillo's, Inc., Class A 219,193 $ 1,369,956
*Pursuit Attractions and
Hospitality, Inc. 90,651 3,814,594
#PVH Corp. 162,497 14,858,726
#*QuantumScape Corp., Class A 1,350,473 9,844,948
#RCI Hospitality Holdings, Inc. 20,240 506,405
*Red Robin Gourmet Burgers,
Inc. 8,239 28,836
#Red Rock Resorts, Inc., Class A 16,620 896,815
*Revolve Group, Inc., Class A 137,248 3,492,962
#*RH 59,937 7,909,287
Rocky Brands, Inc. 24,944 914,696
*Rush Street Interactive, Inc. 70,377 1,977,594
#*Sabre Corp. 542,832 993,383
*Sally Beauty Holdings, Inc. 336,540 4,772,137
#*Savers Value Village, Inc. 383,479 3,240,398
Service Corp. International 160,982 13,044,371
*Shake Shack, Inc., Class A 115,858 11,870,811
Shoe Carnival, Inc. 91,379 1,692,339
Signet Jewelers, Ltd. 130,998 11,662,752
#*Sleep Number Corp. 17,563 52,865
Smith & Wesson Brands, Inc. 145,816 2,265,981
#*Smith Douglas Homes Corp.,
Class A 11,182 158,561
#*Solid Power, Inc. 733,934 2,532,072
Sonic Automotive, Inc., Class A 69,794 5,496,277
*Sonos, Inc. 394,426 5,849,338
*Sportsman's Warehouse
Holdings, Inc. 116,880 164,801
Standard Motor Products, Inc. 73,049 2,729,841
#Steven Madden, Ltd. 239,226 8,985,329
*Stitch Fix, Inc., Class A 401,721 1,462,264
*Stoneridge, Inc. 94,843 663,901
Strategic Education, Inc. 76,549 6,001,442
*Strattec Security Corp. 13,836 1,041,297
#*Stride, Inc. 145,430 14,129,979
Sturm Ruger & Co., Inc. 52,783 2,289,727
#Superior Group of Cos., Inc. 51,872 585,116
#*Sweetgreen, Inc., Class A 259,921 1,788,256
*Target Hospitality Corp. 266,948 3,881,424
*Taylor Morrison Home Corp.,
Class A 307,892 18,701,360
Texas Roadhouse, Inc., Class A 63,919 10,290,320
#Thor Industries, Inc. 174,922 13,825,835
#*Tilly's, Inc., Class A 59,185 240,883
Toll Brothers, Inc. 40,889 5,811,962
#*TopBuild Corp. 53,768 23,803,094
Travel + Leisure Co. 193,088 12,485,070
*Tri Pointe Homes, Inc. 4,338 203,409
*Udemy, Inc. 433,679 2,055,638
#*Under Armour, Inc., Class A 602,822 3,791,750
*Under Armour, Inc., Class C 667,219 4,050,019
*Unifi, Inc. 64,792 235,843
#*United Parks & Resorts, Inc. 170,461 6,008,750
*Universal Electronics, Inc. 43,697 183,964
*Universal Technical Institute, Inc. 177,350 6,655,946
Upbound Group, Inc. 191,441 3,782,874
*Urban Outfitters, Inc. 280,448 19,726,712
#Vail Resorts, Inc. 97,872 12,447,361
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Valvoline, Inc. 366,666 $ 12,184,311
*Vera Bradley, Inc. 97,832 402,090
VF Corp. 1,075,907 20,366,920
#*Victoria's Secret & Co. 255,531 13,244,172
Visteon Corp. 88,983 9,940,291
#*Warby Parker, Inc., Class A 336,322 7,439,443
*Wayfair, Inc., Class A 165,733 10,595,311
#Wendy's Co. (The) 578,286 4,024,871
Weyco Group, Inc. 30,977 1,021,931
#Whirlpool Corp. 144,597 8,106,108
#Wingstop, Inc. 62,547 10,261,461
#Winmark Corp. 11,670 4,440,318
#Winnebago Industries, Inc. 92,415 3,013,653
Wolverine World Wide, Inc. 280,546 4,774,893
#*WW International, Inc. 2,860 30,116
Wyndham Hotels & Resorts, Inc. 215,877 17,568,070
#Wynn Resorts, Ltd. 157,357 16,854,508
#*XPEL, Inc. 90,897 4,328,515
#*YETI Holdings, Inc. 261,719 10,327,432
*Zumiez, Inc. 61,133 1,502,038
TOTAL CONSUMER
DISCRETIONARY 1,799,007,508
CONSUMER STAPLES — (3.4%)
#Albertsons Cos., Inc., Class A 877,977 14,793,912
Alico, Inc. 25,279 1,051,859
Andersons, Inc. (The) 115,503 9,071,606
#B&G Foods, Inc. 277,122 1,535,256
*BellRing Brands, Inc. 342,433 6,095,307
*BJ's Wholesale Club Holdings,
Inc. 67,519 6,339,359
*Boston Beer Co., Inc. (The),
Class A 27,038 6,409,088
*Bridgford Foods Corp. 6,015 44,812
#Brown-Forman Corp., Class B 80,689 2,079,356
Calavo Growers, Inc. 58,326 1,642,460
#Cal-Maine Foods, Inc. 150,721 11,644,704
#Campbell's Company (The) 833,100 17,320,149
*Central Garden & Pet Co. 29,840 1,104,677
*Central Garden & Pet Co., Class
A 166,364 5,583,176
#*Chefs' Warehouse, Inc. (The) 140,772 10,923,907
Clorox Co. (The) 10,907 1,051,871
Coca-Cola Consolidated, Inc. 113,895 23,356,448
Coffee Holding Co., Inc. 2,710 12,602
Conagra Brands, Inc. 832,510 11,946,519
*Coty, Inc., Class A 1,339,916 3,296,193
*Darling Ingredients, Inc. 460,509 29,578,493
Dole PLC 374,813 5,689,661
Edgewell Personal Care Co. 173,954 3,922,663
#*elf Beauty, Inc. 78,685 5,033,479
#Energizer Holdings, Inc. 226,511 4,435,085
#Flowers Foods, Inc. 680,505 6,165,375
Fresh Del Monte Produce, Inc. 153,758 6,440,923
#*Freshpet, Inc. 155,711 10,491,807
#*Grocery Outlet Holding Corp. 317,636 2,512,501
*Hain Celestial Group, Inc. (The) 90,664 59,222
#*Herbalife, Ltd. 336,623 5,587,942
#*Honest Co., Inc. (The) 370,892 1,298,122

29
Dimensional U.S. Small Cap ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
Hormel Foods Corp. 121,723 $ 2,613,393
Ingles Markets, Inc., Class A 49,336 4,512,764
Ingredion, Inc. 180,858 20,209,073
Interparfums, Inc. 110,999 10,125,329
J&J Snack Foods Corp. 61,618 5,438,405
J.M. Smucker Co. (The) 152,981 14,996,727
John B. Sanfilippo & Son, Inc. 30,299 2,478,155
*Laird Superfood, Inc. 4,653 14,843
#Lamb Weston Holdings, Inc. 423,428 18,440,289
#Lifevantage Corp. 31,854 160,863
#*Lifeway Foods, Inc. 31,647 849,405
Limoneira Co. 60,239 766,842
#*Mama's Creations, Inc. 127,950 1,815,611
*Maplebear, Inc. 449,641 19,042,296
Marzetti Co. (The) 84,730 11,038,624
#*Medifast, Inc. 37,570 408,386
MGP Ingredients, Inc. 70,543 1,406,627
#*Mission Produce, Inc. 232,248 3,218,957
#Molson Coors Beverage Co.,
Class B 343,578 14,684,524
*National Beverage Corp. 254,415 8,706,081
*Natural Alternatives International,
Inc. 16,917 45,168
#Natural Grocers by Vitamin
Cottage, Inc. 74,960 2,170,842
*Nature's Sunshine Products, Inc. 57,728 1,567,893
*Niagen Bioscience, Inc. 261,136 1,235,173
Nu Skin Enterprises, Inc., Class A 161,524 1,179,125
Oil-Dri Corp. of America 34,853 2,542,526
Pilgrim's Pride Corp. 244,715 8,100,067
#*Post Holdings, Inc. 165,782 17,365,665
#PriceSmart, Inc. 95,506 14,986,802
#Primo Brands Corp., Class A 22,872 466,131
Reynolds Consumer Products,
Inc. 568,893 11,929,686
*Rocky Mountain Chocolate
Factory, Inc. 4,755 11,650
Seaboard Corp. 2,649 15,062,029
*Seneca Foods Corp., Class A 21,052 2,944,333
*Seneca Foods Corp., Class B 1,443 200,620
*Simply Good Foods Co. (The) 283,605 3,791,799
Smithfield Foods, Inc. 20,738 544,995
Spectrum Brands Holdings, Inc. 67,882 5,607,053
*Sprouts Farmers Market, Inc. 175,996 14,405,273
#Tootsie Roll Industries, Inc. 139,696 5,897,965
Turning Point Brands, Inc. 63,565 5,128,424
*United Natural Foods, Inc. 221,118 11,060,322
United-Guardian, Inc. 10,372 72,915
Universal Corp. 86,536 4,636,599
*USANA Health Sciences, Inc. 60,807 1,158,373
Utz Brands, Inc. 288,657 2,297,710
Village Super Market, Inc., Class
A 34,679 1,494,318
#*Vita Coco Co., Inc. (The) 181,308 11,964,515
#*Vital Farms, Inc. 149,144 2,035,816
WD-40 Co. 42,468 8,916,581
#Weis Markets, Inc. 80,963 5,681,983
Shares Value†
CONSUMER STAPLES — (Continued)
*Zevia PBC, Class A 19,797 $ 25,340
TOTAL CONSUMER STAPLES 521,973,419
ENERGY — (6.5%)
*Amplify Energy Corp. 137,380 879,232
Antero Midstream Corp. 1,351,058 29,534,128
*Antero Resources Corp. 541,726 21,268,163
APA Corp. 847,104 34,502,546
Archrock, Inc. 563,113 21,820,629
Ardmore Shipping Corp. 135,750 2,405,490
#Atlas Energy Solutions, Inc.,
Class A 392,420 6,820,260
*BKV Corp. 211,865 6,680,103
*Borr Drilling, Ltd. 1,011,037 6,096,553
Bristow Group, Inc. 97,333 4,781,970
Cactus, Inc., Class A 214,530 11,953,612
California Resources Corp. 265,743 18,139,617
*Calumet, Inc. 59,956 1,961,760
#*Centrus Energy Corp., Class A 44,167 9,317,470
#Chord Energy Corp. 110,902 16,147,331
*Clean Energy Fuels Corp. 716,265 1,647,409
*CNX Resources Corp. 453,949 17,663,156
#*Comstock Resources, Inc. 885,492 15,425,271
*Comstock, Inc. 247,878 813,040
#Core Laboratories, Inc. 152,188 2,229,554
Core Natural Resources, Inc. 113,103 10,149,863
#Crescent Energy Co., Class A 1,027,309 13,817,306
#*CVR Energy, Inc. 322,818 10,698,188
*Dawson Geophysical Co. 4,226 13,988
Delek US Holdings, Inc. 60,399 2,813,989
DHT Holdings, Inc. 533,808 9,864,772
*DMC Global, Inc. 69,214 427,743
Dorian LPG, Ltd. 139,250 5,368,087
*Drilling Tools International Corp. 56,472 194,828
DT Midstream, Inc. 211,705 31,330,223
Energy Services of America Corp. 61,421 1,044,157
Epsilon Energy, Ltd. 100,085 636,541
Evolution Petroleum Corp. 113,438 544,502
#Excelerate Energy, Inc., Class A 99,360 3,467,664
*Expro Group Holdings NV 376,489 6,855,865
Flowco Holdings, Inc., Class A 23,643 587,056
*Forum Energy Technologies, Inc. 36,975 2,324,618
FutureFuel Corp. 148,056 737,319
#*Geospace Technologies Corp. 44,050 403,057
#*Gevo, Inc. 20,022 38,242
#*Gran Tierra Energy, Inc. 95,656 885,775
Granite Ridge Resources, Inc. 429,995 2,592,870
*Green Plains, Inc. 228,589 3,972,877
*Gulfport Energy Corp. 57,080 10,990,183
*Helix Energy Solutions Group,
Inc. 482,917 4,998,191
Helmerich & Payne, Inc. 338,414 13,665,157
HF Sinclair Corp. 474,678 31,903,108
#HighPeak Energy, Inc. 31,178 211,387
*Innovex International, Inc. 222,337 6,174,298
International Seaways, Inc. 160,840 13,341,678
#Kinetik Holdings, Inc., Class A 138,087 6,978,917
*KLX Energy Services Holdings,
Inc. 8,415 31,388

30
Dimensional U.S. Small Cap ETF
continued
Shares Value†
ENERGY — (Continued)
Kodiak Gas Services, Inc. 285,036 $ 19,325,441
#*Kosmos Energy, Ltd. 1,933,784 5,956,055
Liberty Energy, Inc., Class A 524,420 17,720,152
Magnolia Oil & Gas Corp., Class
A 587,673 17,771,232
*Mammoth Energy Services, Inc. 160,900 460,174
#Matador Resources Co. 384,193 24,373,204
Mexco Energy Corp. 1,439 14,189
#*MIND Technology, Inc. 2,333 14,488
Murphy Oil Corp. 454,551 18,982,050
#*Nabors Industries, Ltd. 48,636 4,990,540
NACCO Industries, Inc., Class A 19,601 944,376
*National Energy Services
Reunited Corp. 322,338 8,039,110
Natural Gas Services Group, Inc. 41,879 1,704,056
*NCS Multistage Holdings, Inc. 6,894 376,895
#Noble Corp. PLC 467,962 23,880,101
#Nordic American Tankers, Ltd. 702,365 3,919,197
#Northern Oil & Gas, Inc. 331,767 9,010,792
#NOV, Inc. 1,110,825 22,727,479
*Oceaneering International, Inc. 323,801 12,155,490
*Oil States International, Inc. 196,678 2,257,863
*OPAL Fuels, Inc., Class A 9,817 21,205
Ovintiv, Inc. 467,299 28,762,253
*Par Pacific Holdings, Inc. 131,995 8,668,112
Patterson-UTI Energy, Inc. 1,240,740 15,161,843
PBF Energy, Inc., Class A 378,652 16,418,351
Peabody Energy Corp. 402,599 10,733,289
*PEDEVCO Corp. 3,521 56,266
Permian Resources Corp., Class
A 1,361,046 29,425,815
*PrimeEnergy Resources Corp. 5,306 1,175,757
#*ProFrac Holding Corp., Class A 235,705 1,777,216
*ProPetro Holding Corp. 396,184 6,786,632
Range Resources Corp. 684,761 29,787,103
Ranger Energy Services, Inc.,
Class A 79,154 1,382,029
*REX American Resources Corp. 110,947 5,380,929
Riley Exploration Permian, Inc. 75,973 2,747,943
#RPC, Inc. 722,129 5,690,377
SandRidge Energy, Inc. 59,923 931,803
Scorpio Tankers, Inc. 169,067 13,750,219
*SEACOR Marine Holdings, Inc. 89,894 683,194
*Seadrill, Ltd. 212,832 10,575,622
Select Water Solutions, Inc.,
Class A 401,097 6,710,353
SFL Corp., Ltd., Class B 467,775 5,393,446
SM Energy Co. 558,059 17,316,571
Smart Sand, Inc. 94,272 519,439
Solaris Energy Infrastructure, Inc.,
Class A 154,940 11,440,770
*Talos Energy, Inc. 577,095 9,187,352
Teekay Corp., Ltd. 288,217 3,850,579
Teekay Tankers, Ltd., Class A 103,779 8,151,840
*TETRA Technologies, Inc. 441,361 4,201,757
*Tidewater, Inc. 160,666 14,352,294
#*Transocean, Ltd. 3,431,493 23,402,782
#*Uranium Energy Corp. 1,064,115 15,844,672
VAALCO Energy, Inc. 348,286 2,288,239
Shares Value†
ENERGY — (Continued)
*Valaris, Ltd. 226,439 $ 23,092,249
#Vitesse Energy, Inc. 107,141 2,009,965
W&T Offshore, Inc. 113,838 479,258
Weatherford International PLC 211,020 23,286,057
Western Midstream Partners, LP 3,703 161,006
World Kinect Corp. 190,469 5,136,949
TOTAL ENERGY 988,515,551
FINANCIALS — (18.4%)
1st Source Corp. 78,551 5,775,855
*Acacia Research Corp. 309,632 1,572,931
Acadian Asset Management, Inc. 114,098 7,684,500
ACNB Corp. 33,162 1,680,982
Affiliated Managers Group, Inc. 84,746 24,972,104
Alerus Financial Corp. 83,705 2,255,013
Ally Financial, Inc. 120,841 5,364,132
*AlTi Global, Inc. 30,687 108,632
Amalgamated Financial Corp. 100,522 4,109,339
Amerant Bancorp, Inc., Class A 131,279 3,015,479
American Coastal Insurance
Corp. 158,187 1,882,425
American Financial Group, Inc. 102,588 13,671,903
Ameris Bancorp 218,745 18,648,011
AMERISAFE, Inc. 61,529 1,864,329
AmeriServ Financial, Inc. 40,106 158,820
Ames National Corp. 29,453 829,986
Arrow Financial Corp. 54,441 2,006,151
#Artisan Partners Asset
Management, Inc., Class A 225,175 8,430,552
Associated Banc-Corp 570,625 16,068,800
Associated Capital Group, Inc.,
Class A 1,556 61,229
Assurant, Inc. 88,758 20,970,853
Assured Guaranty, Ltd. 196,052 16,056,659
Atlantic American Corp. 4,900 12,691
Atlantic Union Bankshares Corp. 444,701 16,742,993
#*Atlanticus Holdings Corp. 28,342 2,250,638
Auburn National BanCorp, Inc. 300 7,191
Axis Capital Holdings, Ltd. 213,619 21,449,484
*Axos Financial, Inc. 176,697 17,040,659
#*Bakkt, Inc., Class A 7,515 64,779
#*Baldwin Insurance Group, Inc.
(The), Class A 284,754 6,469,611
Banc of California, Inc. 520,328 9,745,743
#BancFirst Corp. 101,615 11,341,250
*Bancorp, Inc. (The) 153,084 9,159,016
#Bank First Corp. 36,528 5,307,884
Bank of Hawaii Corp. 144,452 11,485,379
Bank of Marin Bancorp 53,724 1,377,483
Bank of NT Butterfield & Son, Ltd.
(The) 131,671 7,301,157
#Bank OZK 359,363 17,306,922
Bank7 Corp. 16,248 697,689
BankUnited, Inc. 279,958 13,012,448
Bankwell Financial Group, Inc. 26,036 1,346,582
Banner Corp. 123,393 8,256,226
Bar Harbor Bankshares 54,826 1,877,790
BayCom Corp. 36,279 1,087,644
BCB Bancorp, Inc. 58,102 589,735

31
Dimensional U.S. Small Cap ETF
continued
Shares Value†
FINANCIALS — (Continued)
Beacon Financial Corp. 264,227 $ 7,538,396
BGC Group, Inc., Class A 1,122,030 12,600,397
Blue Ridge Bankshares, Inc. 255,917 877,795
#BOK Financial Corp. 172,176 23,035,427
*Bowhead Specialty Holdings,
Inc. 84,926 2,019,540
Bread Financial Holdings, Inc. 167,126 14,168,942
*Bridgewater Bancshares, Inc. 91,465 1,658,260
*Brighthouse Financial, Inc. 201,047 12,517,186
#Burke & Herbert Financial
Services Corp. 47,320 3,043,149
Business First Bancshares, Inc. 106,852 2,925,608
*BV Financial, Inc. 19,434 380,518
Byline Bancorp, Inc. 147,849 4,753,345
C&F Financial Corp. 9,472 708,032
California BanCorp 95,788 1,790,278
*California First Leasing Corp. 265 7,036
Camden National Corp. 56,480 2,720,642
Capital Bancorp, Inc. 53,032 1,669,978
Capital City Bank Group, Inc. 57,065 2,634,691
Capitol Federal Financial, Inc. 431,382 3,313,014
*Carter Bankshares, Inc. 73,726 1,887,386
Cass Information Systems, Inc. 42,549 2,012,142
Cathay General Bancorp 252,291 14,135,865
CB Financial Services, Inc. 2,633 92,629
Central Pacific Financial Corp. 86,303 2,872,164
CF Bankshares, Inc. 21,163 620,076
Chemung Financial Corp. 15,419 1,023,976
ChoiceOne Financial Services,
Inc. 48,863 1,467,356
Citizens & Northern Corp. 58,957 1,301,771
Citizens Community Bancorp, Inc. 31,516 653,957
Citizens Financial Services, Inc. 4,650 293,694
#*Citizens, Inc., Class A 48,245 260,523
#City Holding Co. 47,759 5,872,447
Civista Bancshares, Inc. 74,732 1,858,585
CNB Financial Corp. 98,596 2,995,346
CNO Financial Group, Inc. 253,838 11,283,099
#*Coastal Financial Corp. 49,836 3,768,598
Cohen & Co., Inc. 1,214 28,505
Cohen & Steers, Inc. 163,225 11,473,085
Colony Bankcorp, Inc. 69,541 1,379,693
Columbia Banking System, Inc. 830,960 24,596,416
#*Columbia Financial, Inc. 304,330 5,852,266
Commerce Bancshares, Inc. 361,397 18,803,486
Community Financial System, Inc. 171,961 10,895,449
Community Trust Bancorp, Inc. 59,760 3,880,217
Community West Bancshares 90,183 2,139,141
ConnectOne Bancorp, Inc. 164,724 4,813,235
*Consumer Portfolio Services,
Inc. 41,768 379,253
Corebridge Financial, Inc. 21,267 585,693
Crawford & Co., Class A 98,490 1,057,783
Crawford & Co., Class B 61,198 613,816
#*Credit Acceptance Corp. 35,301 17,823,828
Cullen/Frost Bankers, Inc. 163,485 23,693,881
*Customers Bancorp, Inc. 128,485 9,799,551
CVB Financial Corp. 642,454 13,086,788
Shares Value†
FINANCIALS — (Continued)
*Dave, Inc. 37,380 $ 10,166,986
#DigitalBridge Group, Inc. 441,505 6,869,818
Dime Community Bancshares,
Inc. 142,357 5,109,193
Donegal Group, Inc., Class A 103,694 1,744,133
Donegal Group, Inc., Class B 870 16,747
*Donnelley Financial Solutions,
Inc. 83,930 4,221,679
Eagle Bancorp Montana, Inc. 26,341 582,663
Eagle Bancorp, Inc. 106,758 2,759,694
Eagle Financial Services, Inc. 6,640 250,195
Eastern Bankshares, Inc. 777,010 15,718,912
*eHealth, Inc. 43,479 89,567
Employers Holdings, Inc. 77,301 3,255,918
Enact Holdings, Inc. 260,204 11,118,517
#*Encore Capital Group, Inc. 81,674 6,760,157
*Enova International, Inc. 87,745 14,864,880
Enterprise Financial Services
Corp. 122,267 7,069,478
Equitable Holdings, Inc. 25,171 1,062,216
Equity Bancshares, Inc., Class A 68,119 3,088,515
Erie Indemnity Co., Class A 216 47,289
#Esquire Financial Holdings, Inc. 28,735 3,020,623
Essent Group, Ltd. 308,671 18,680,769
#*Euronet Worldwide, Inc. 136,125 9,852,727
Evercore, Inc., Class A 53,096 17,059,214
EVERTEC, Inc. 206,474 6,097,177
#*EZCORP, Inc., Class A 214,435 7,029,179
F&G Annuities & Life, Inc. 153,671 4,401,137
FactSet Research Systems, Inc. 20,406 4,643,997
Farmers & Merchants Bancorp,
Inc. 27,380 733,236
Farmers National Banc Corp. 192,528 2,708,869
#*FB Bancorp, Inc. 56,096 784,222
FB Financial Corp. 184,974 10,001,544
Federal Agricultural Mortgage
Corp., Class A 1,115 150,163
Federal Agricultural Mortgage
Corp., Class C 33,194 5,769,117
#Federated Hermes, Inc., Class B 259,658 15,083,533
Fidelis Insurance Holdings, Ltd. 330,444 6,982,282
Fidelity D&D Bancorp, Inc. 3,767 169,854
*Finance Of America Cos, Inc.,
Class A 26,028 514,053
Financial Institutions, Inc. 64,630 2,201,944
Finward Bancorp 505 16,251
*Finwise Bancorp 2,393 37,211
First American Financial Corp. 323,477 22,685,442
#First Bancorp 144,613 8,349,955
First Bancorp 568,872 13,812,212
First Bancorp, Inc. (The) 36,421 1,036,542
First Bank 81,460 1,208,866
First Busey Corp. 311,966 8,173,509
First Business Financial Services,
Inc. 27,466 1,543,589
#First Capital, Inc. 631 34,124
First Commonwealth Financial
Corp. 363,989 6,701,037
First Community Bankshares, Inc. 62,336 2,656,760

32
Dimensional U.S. Small Cap ETF
continued
Shares Value†
FINANCIALS — (Continued)
First Community Corp. 30,986 $ 917,495
First Financial Bancorp 396,237 11,998,056
#First Financial Bankshares, Inc. 445,098 14,363,312
First Financial Corp. 39,152 2,571,112
First Hawaiian, Inc. 469,980 12,821,054
First Horizon Corp. 1,135,229 28,335,316
First Internet Bancorp 29,120 667,430
First Interstate BancSystem, Inc.,
Class A 346,997 12,314,924
First Merchants Corp. 211,545 8,554,880
First Mid Bancshares, Inc. 86,623 3,645,962
First National Corp. 29,181 779,716
First Northwest Bancorp 32,516 325,160
First United Corp. 21,007 780,620
*First Western Financial, Inc. 29,935 847,460
FirstCash Holdings, Inc. 137,147 29,928,218
#*Firstsun Capital Bancorp 111,778 3,952,470
Five Star Bancorp 66,079 2,672,896
Flagstar Bank NA 1,309,404 18,292,374
Flushing Financial Corp. 111,894 1,803,731
*Flywire Corp. 394,357 5,327,763
FNB Corp. 1,138,222 20,317,263
Franklin Resources, Inc. 328,369 9,841,219
FS Bancorp, Inc. 23,796 967,069
Fulton Financial Corp. 640,926 13,837,592
FVCBankcorp, Inc. 55,029 861,754
#*GBank Financial Holdings, Inc. 1,549 45,618
GCM Grosvenor, Inc., Class A 199,317 2,176,542
*Genworth Financial, Inc., Class A 1,447,080 12,719,833
German American Bancorp, Inc. 122,451 5,273,965
#Glacier Bancorp, Inc. 411,378 20,178,091
Globe Life, Inc. 164,177 25,332,511
#*Goosehead Insurance, Inc.,
Class A 77,074 3,452,144
Great Southern Bancorp, Inc. 36,042 2,458,785
*Green Dot Corp., Class A 183,811 2,306,828
Greene County Bancorp, Inc. 17,676 425,108
*Greenlight Capital Re, Ltd.,
Class A 112,769 2,065,928
#*Hagerty, Inc., Class A 42,771 434,553
Hamilton Insurance Group, Ltd.,
Class B 208,429 6,830,218
#Hamilton Lane, Inc., Class A 119,910 11,030,521
Hancock Whitney Corp. 263,913 17,816,767
Hanmi Financial Corp. 98,412 2,943,503
Hanover Bancorp, Inc. 596 14,137
Hanover Insurance Group, Inc.
(The) 114,213 21,436,638
Hawthorn Bancshares, Inc. 9,141 307,320
HBT Financial, Inc. 71,718 1,990,892
HCI Group, Inc. 46,080 7,076,506
Heritage Financial Corp. 134,317 3,696,404
*Heritage Global, Inc. 25,310 34,422
*Heritage Insurance Holdings, Inc. 103,182 3,025,296
Hilltop Holdings, Inc. 150,370 5,664,438
#Hingham Institution For Savings
(The) 3,897 1,107,527
*Hippo Holdings, Inc. 84,873 2,234,706
Home Bancorp, Inc. 25,941 1,613,271
Shares Value†
FINANCIALS — (Continued)
Home BancShares, Inc. 629,317 $ 16,909,748
HomeTrust Bancshares, Inc. 55,333 2,527,058
Hope Bancorp, Inc. 408,926 5,091,129
Horace Mann Educators Corp. 129,404 5,880,118
Horizon Bancorp, Inc. 168,259 3,045,488
Houlihan Lokey, Inc., Class A 48,225 7,462,819
Independent Bank Corp. 154,713 12,066,067
Independent Bank Corp. 68,427 2,272,461
International Bancshares Corp. 192,732 13,826,594
*International Money Express,
Inc. 37,691 599,664
Invesco, Ltd. 1,123,073 29,435,743
Investar Holding Corp. 45,490 1,260,528
Investors Title Co. 6,282 1,487,452
Isabella Bank Corp. 919 36,585
Jack Henry & Associates, Inc. 40,109 6,166,759
Jackson Financial, Inc., Class A 220,161 25,488,039
James River Group Holdings, Inc. 150,854 935,295
Janus Henderson Group PLC 285,279 14,723,249
Jefferies Financial Group, Inc. 281,208 13,559,850
John Marshall Bancorp, Inc. 1,425 29,925
Kearny Financial Corp. 215,370 1,731,575
Kemper Corp. 184,938 6,230,561
*Kentucky First Federal Bancorp 3,402 15,411
#*Kestrel Group, Ltd. 10,148 98,639
Kingstone Cos., Inc. 47,953 799,377
#Kinsale Capital Group, Inc. 38,460 12,446,041
Lake Shore Bancorp, Inc. 457 7,431
#Lakeland Financial Corp. 85,712 5,187,290
Landmark Bancorp, Inc. 6,400 169,728
Lazard, Inc., Class A 341,002 16,538,597
LCNB Corp. 40,753 660,606
#*Lemonade, Inc. 16,773 950,023
*LendingClub Corp. 429,010 7,323,201
*LendingTree, Inc. 45,774 2,269,933
Lincoln National Corp. 525,967 19,886,812
LINKBANCORP, Inc. 69,064 600,166
Live Oak Bancshares, Inc. 149,550 5,623,080
#*loanDepot, Inc., Class A 105,181 163,031
Magyar Bancorp, Inc. 1,254 21,820
MainStreet Bancshares, Inc. 23,277 545,147
MarketAxess Holdings, Inc. 108,833 17,107,459
MarketWise, Inc. 731 12,295
*Marqeta, Inc., Class A 1,375,888 5,971,354
#Mechanics Bancorp 31,452 464,389
Mercantile Bank Corp. 56,874 2,918,205
#Merchants Bancorp 146,767 6,830,536
Mercury General Corp. 174,171 16,948,580
Meridian Corp. 38,891 731,929
Metrocity Bankshares, Inc. 81,639 2,611,632
Metropolitan Bank Holding Corp. 40,744 3,599,732
MGIC Investment Corp. 707,668 18,739,049
Mid Penn Bancorp, Inc. 83,425 2,750,522
Midland States Bancorp, Inc. 71,355 1,855,944
#Moelis & Co., Class A 203,525 13,253,548
Morningstar, Inc. 54,888 9,260,154
MVB Financial Corp. 41,950 1,096,153

33
Dimensional U.S. Small Cap ETF
continued
Shares Value†
FINANCIALS — (Continued)
National Bank Holdings Corp.,
Class A 150,226 $ 6,414,650
National Bankshares, Inc. 21,298 762,362
Navient Corp. 303,082 2,800,478
#NB Bancorp, Inc. 133,474 2,620,095
NBT Bancorp, Inc. 164,527 7,188,185
*NCR Atleos Corp. 232,787 10,331,087
Nelnet, Inc., Class A 75,806 10,741,710
*NerdWallet, Inc., Class A 134,003 1,452,593
*NI Holdings, Inc. 34,896 449,460
Nicolet Bankshares, Inc. 72,615 10,636,645
*NMI Holdings, Inc., Class A 290,240 11,235,190
Northeast Bank 28,168 3,502,691
Northeast Community Bancorp,
Inc. 45,185 1,084,214
Northfield Bancorp, Inc. 137,806 1,922,394
Northrim BanCorp, Inc. 73,235 1,796,455
Northwest Bancshares, Inc. 510,643 7,062,193
Norwood Financial Corp. 29,263 856,528
Oak Valley Bancorp 23,960 792,597
OceanFirst Financial Corp. 200,990 3,832,879
*Octave Specialty Group, Inc. 156,814 694,686
OFG Bancorp 140,016 6,435,135
Ohio Valley Banc Corp. 7,650 340,502
Old National Bancorp 1,039,859 24,925,420
Old Republic International Corp. 628,145 25,094,393
Old Second Bancorp, Inc. 168,871 3,480,431
OneMain Holdings, Inc., Class A 371,442 21,829,646
*Onity Group, Inc. 28,109 1,293,295
OP Bancorp 48,566 696,436
*Open Lending Corp. 224,584 395,268
*Oportun Financial Corp. 145,114 883,744
Oppenheimer Holdings, Inc.,
Class A 29,028 3,323,125
#*OppFi, Inc. 87,954 836,443
Orange County Bancorp, Inc. 36,966 1,260,541
Origin Bancorp, Inc. 100,687 4,714,165
Orrstown Financial Services, Inc. 64,475 2,368,811
*Oscar Health, Inc., Class A 798,894 14,747,583
#*Palomar Holdings, Inc. 96,765 11,648,571
#Park National Corp. 57,422 9,887,494
Parke Bancorp, Inc. 38,826 1,169,051
Pathward Financial, Inc. 76,962 6,683,380
*Paymentus Holdings, Inc., Class
A 186,328 5,226,500
*Payoneer Global, Inc. 1,172,313 5,838,119
#*Paysafe, Ltd. 169,181 1,529,396
*Paysign, Inc. 177,078 1,161,632
PCB Bancorp 41,089 991,478
Peapack-Gladstone Financial
Corp. 58,457 2,440,580
PennyMac Financial Services,
Inc. 165,339 14,928,458
Peoples Bancorp of North
Carolina, Inc. 16,148 636,554
Peoples Bancorp, Inc. 118,443 4,074,439
Peoples Financial Services Corp. 29,600 1,686,016
#Perella Weinberg Partners,
Class A 231,723 5,269,381
Shares Value†
FINANCIALS — (Continued)
Pinnacle Financial Partners, Inc. 329,804 $ 32,630,808
Piper Sandler Cos. 218,107 19,018,930
#PJT Partners, Inc., Class A 65,340 9,980,032
Plumas Bancorp 22,748 1,160,375
*Ponce Financial Group, Inc. 79,332 1,385,137
Popular, Inc. 186,826 28,085,553
*PRA Group, Inc. 127,921 2,787,399
Preferred Bank/Los Angeles CA 40,170 3,805,304
Primerica, Inc. 83,596 23,513,047
Primis Financial Corp. 80,909 1,186,126
Princeton Bancorp, Inc. 14,065 503,105
#*Priority Technology Holdings,
Inc. 107,135 554,959
*ProAssurance Corp. 94,699 2,339,065
PROG Holdings, Inc. 134,718 4,826,946
Prosperity Bancshares, Inc. 300,088 20,901,129
Provident Financial Holdings, Inc. 20,999 360,343
Provident Financial Services, Inc. 495,601 11,240,231
QCR Holdings, Inc. 61,085 5,523,306
Radian Group, Inc. 416,938 14,938,889
RBB Bancorp 55,715 1,343,846
Red River Bancshares, Inc. 21,724 1,971,019
Regional Management Corp. 30,603 1,143,022
Reinsurance Group of America,
Inc. 525 111,016
*Remitly Global, Inc. 648,510 14,195,884
RenaissanceRe Holdings, Ltd. 22,702 6,968,833
Renasant Corp. 309,970 12,364,703
#*Repay Holdings Corp., Class A 254,035 962,793
Republic Bancorp, Inc., Class A 55,441 4,198,547
Richmond Mutual Bancorp, Inc. 3,570 56,477
Riverview Bancorp, Inc. 69,151 358,202
#RLI Corp. 297,913 15,422,956
#*Root, Inc., Class A 43,005 2,342,912
Runway Growth Finance Corp. 1 6
S&T Bancorp, Inc. 119,519 5,274,373
Safety Insurance Group, Inc. 47,858 3,597,007
SB Financial Group, Inc. 333 6,940
Seacoast Banking Corp. of
Florida 306,683 9,651,314
*Security National Financial
Corp., Class A 42,303 414,569
SEI Investments Co. 256,458 23,255,611
Selective Insurance Group, Inc. 189,436 15,903,152
*Selectquote, Inc. 363,261 334,127
#ServisFirst Bancshares, Inc. 166,869 13,286,110
#*Sezzle, Inc. 97,974 7,798,730
#*Shift4 Payments, Inc., Class A 69,450 3,075,246
Shore Bancshares, Inc. 109,646 2,116,168
Sierra Bancorp 43,189 1,558,259
Silvercrest Asset Management
Group, Inc., Class A 26,912 353,893
Simmons First National Corp.,
Class A 496,569 10,557,057
*SiriusPoint, Ltd. 428,808 10,038,395
*Skyward Specialty Insurance
Group, Inc. 143,282 6,512,167
#SLM Corp. 662,733 15,295,878
SmartFinancial, Inc. 48,651 2,040,423

34
Dimensional U.S. Small Cap ETF
continued
Shares Value†
FINANCIALS — (Continued)
South Plains Financial, Inc. 35,163 $ 1,444,496
*Southern First Bancshares, Inc. 30,087 1,693,898
Southern Missouri Bancorp, Inc. 36,542 2,493,626
Southside Bancshares, Inc. 97,847 3,231,886
SOUTHSTATE BANK Corp. 284,230 27,760,744
#SR Bancorp, Inc. 21,275 410,820
Stellar Bancorp, Inc. 172,904 6,494,274
*Sterling Bancorp, Inc. 10,642 –
Stewart Information Services
Corp. 97,185 6,801,978
Stifel Financial Corp. 277,429 21,864,179
Stock Yards Bancorp, Inc. 95,664 6,919,377
*StoneX Group, Inc. 245,764 26,058,357
*Summit State Bank 1,100 15,125
*Texas Capital Bancshares, Inc. 139,296 14,027,107
#TFS Financial Corp. 455,663 6,853,172
*Third Coast Bancshares, Inc. 47,220 1,763,195
Timberland Bancorp, Inc. 25,859 1,031,257
Tiptree, Inc. 123,860 2,135,346
Tompkins Financial Corp. 46,965 3,957,741
Towne Bank 316,816 11,265,977
TriCo Bancshares 104,058 5,230,996
*Triumph Financial, Inc. 77,198 5,224,761
#*Trupanion, Inc. 143,226 3,435,992
TrustCo Bank Corp. 57,508 2,737,381
Trustmark Corp. 194,564 8,632,805
#*TWFG, Inc., Class A 27,982 519,906
UMB Financial Corp. 216,212 27,279,468
*<Unico American Corp. 4,300 56
Union Bankshares, Inc. 388 9,580
United Bancshares, Inc. 110 4,144
United Bankshares, Inc. 450,114 19,719,494
United Community Banks, Inc. 372,869 12,427,724
United Fire Group, Inc. 84,621 3,411,919
Unity Bancorp, Inc. 33,135 1,732,298
Universal Insurance Holdings, Inc. 93,183 3,692,842
Univest Financial Corp. 92,454 3,512,327
Unum Group 34,628 2,783,399
#*Upstart Holdings, Inc. 301,103 9,508,833
US Global Investors, Inc., Class A 5,500 14,465
USCB Financial Holdings, Inc. 41,868 763,672
#UWM Holdings Corp. 455,635 1,612,948
Valley National Bancorp 1,695,026 23,001,503
Value Line, Inc. 4,121 145,018
#*Velocity Financial, Inc. 76,862 1,482,668
#Victory Capital Holdings, Inc.,
Class A 202,535 15,901,023
Virginia National Bankshares
Corp. 4,278 180,532
Virtu Financial, Inc., Class A 259,991 12,911,153
Virtus Investment Partners, Inc. 23,699 3,449,389
Voya Financial, Inc. 281,450 23,067,642
WaFd, Inc. 296,037 10,479,710
Walker & Dunlop, Inc. 112,237 5,651,133
Washington Trust Bancorp, Inc. 63,009 1,980,373
Waterstone Financial, Inc. 62,320 1,123,006
Webster Financial Corp. 366,790 26,540,924
WesBanco, Inc. 360,302 12,387,183
Shares Value†
FINANCIALS — (Continued)
West BanCorp, Inc. 55,753 $ 1,335,284
Westamerica Bancorp 79,200 4,341,744
Western Alliance Bancorp 281,086 22,919,752
Western New England Bancorp,
Inc. 66,934 933,729
#Western Union Co. (The) 1,164,697 10,587,096
Westwood Holdings Group, Inc. 31,281 514,260
*WEX, Inc. 106,166 15,959,935
White Mountains Insurance
Group, Ltd. 7,494 16,726,533
Wintrust Financial Corp. 194,372 29,266,592
#WisdomTree, Inc. 452,036 7,684,612
*World Acceptance Corp. 16,360 2,407,538
WSFS Financial Corp. 202,245 14,555,573
WVS Financial Corp. 700 9,940
Zions Bancorp NA 386,247 24,495,785
TOTAL FINANCIALS 2,816,101,740
HEALTH CARE — (10.4%)
#*10X Genomics, Inc., Class A 371,585 8,193,449
*4D Molecular Therapeutics, Inc. 168,631 1,495,757
#*Abeona Therapeutics, Inc. 16,656 90,942
#*Absci Corp. 141,137 702,157
*AC Immune SA 80,741 244,645
#*Acadia Healthcare Co., Inc. 291,089 7,537,750
*ACADIA Pharmaceuticals, Inc. 526,641 11,823,090
*Accendra Health, Inc. 151,149 560,763
*Aclaris Therapeutics, Inc. 92,512 401,502
Acme United Corp. 12,693 517,367
*Acumen Pharmaceuticals, Inc. 87,781 209,797
*AdaptHealth Corp., Class A 443,892 5,819,424
*Adaptive Biotechnologies Corp. 28,496 401,794
*Addus HomeCare Corp. 60,862 5,896,919
*Adicet Bio, Inc. 9,372 70,759
*ADMA Biologics, Inc. 791,152 8,109,308
*Agios Pharmaceuticals, Inc. 193,306 5,412,568
#*AirSculpt Technologies, Inc. 17,590 47,141
#*Akebia Therapeutics, Inc. 11,776 16,251
#*Aldeyra Therapeutics, Inc. 120,844 183,683
*Alector, Inc. 59,910 141,987
*Align Technology, Inc. 90,473 15,924,153
*Alignment Healthcare, Inc. 158,092 3,563,394
#*Alkermes PLC 508,473 17,140,625
#*Allogene Therapeutics, Inc. 876,401 1,866,734
*Alpha Teknova, Inc. 1,717 6,095
#*Altimmune, Inc. 414,821 1,078,535
*Alto Neuroscience, Inc. 823 21,118
*American Well Corp., Class A 44,163 279,110
#*AMN Healthcare Services, Inc. 126,314 2,585,648
*Amneal Pharmaceuticals, Inc. 1,032,570 13,289,176
*Amphastar Pharmaceuticals, Inc. 146,256 3,211,782
*Amylyx Pharmaceuticals, Inc. 150,411 2,406,576
#*AN2 Therapeutics, Inc. 26,415 120,188
*AnaptysBio, Inc. 483 31,748
*AngioDynamics, Inc. 137,468 1,503,900
*ANI Pharmaceuticals, Inc. 73,456 5,836,079
*Anika Therapeutics, Inc. 43,882 546,331
*Annexon, Inc. 179,974 1,056,447
#*Annovis Bio, Inc. 12,209 24,052

35
Dimensional U.S. Small Cap ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Apellis Pharmaceuticals, Inc. 99,674 $ 4,081,650
#*Arcturus Therapeutics Holdings,
Inc. 94,563 815,133
#*Arcus Biosciences, Inc. 275,292 7,019,946
#*ArriVent Biopharma, Inc. 41,897 1,302,578
#*Arrowhead Pharmaceuticals,
Inc. 93,128 6,843,045
#*ARS Pharmaceuticals, Inc. 83,389 688,793
*Artiva Biotherapeutics, Inc. 678 6,943
#*Artivion, Inc. 158,121 5,665,475
*Arvinas, Inc. 212,759 2,106,314
*Assertio Holdings, Inc. 1,858 34,243
#*Astrana Health, Inc. 179,807 6,138,611
*Atara Biotherapeutics, Inc. 135 644
#*Atea Pharmaceuticals, Inc. 263,930 1,454,254
*AtriCure, Inc. 165,232 4,644,672
*Aura Biosciences, Inc. 183,984 1,297,087
*Avalo Therapeutics, Inc. 9,276 124,298
*Avanos Medical, Inc. 152,354 3,750,955
*Avantor, Inc. 1,114,744 9,029,426
*Aveanna Healthcare Holdings,
Inc. 329,630 2,155,780
*Axogen, Inc. 74,360 3,212,352
*Aytu BioPharma, Inc. 4,402 11,357
*Azenta, Inc. 153,226 3,764,763
#Baxter International, Inc. 625,503 10,996,343
#*Beam Therapeutics, Inc. 320,746 9,728,226
*Bicara Therapeutics, Inc. 67,970 1,466,793
*Bioaffinity Technologies, Inc. 6,509 16,175
#*BioAge Labs, Inc. 82,316 1,387,025
#*BioCryst Pharmaceuticals, Inc. 806,097 7,383,849
#*BioLife Solutions, Inc. 159,768 3,367,909
*BioMarin Pharmaceutical, Inc. 362,661 19,551,055
*Bio-Rad Laboratories, Inc., Class
A 56,358 15,787,003
#*Biote Corp., Class A 93,419 207,390
Bio-Techne Corp. 290,935 16,094,524
*Bioventus, Inc., Class A 222,584 2,196,904
*Black Diamond Therapeutics,
Inc. 190,895 505,872
*BrightSpring Health Services,
Inc. 457,725 21,957,068
*Brookdale Senior Living, Inc. 771,406 11,077,390
#Bruker Corp. 479,588 17,605,675
#*Butterfly Network, Inc., Class A 373,791 1,790,459
*C4 Therapeutics, Inc. 321,952 911,124
#*Cabaletta Bio, Inc. 334,526 1,000,233
#*CareCloud, Inc. 89,964 271,691
*CareDx, Inc. 168,045 3,497,016
*Caribou Biosciences, Inc. 217,292 408,509
*Castle Biosciences, Inc. 100,185 2,453,531
*Catalyst Pharmaceuticals, Inc. 425,883 11,980,089
#*Celldex Therapeutics, Inc. 204,021 6,708,210
#*Century Therapeutics, Inc. 121,810 278,945
#*Certara, Inc. 505,536 3,098,936
#*CG oncology, Inc. 83,362 5,563,580
*Charles River Laboratories
International, Inc. 138,341 23,098,797
Chemed Corp. 38,963 16,558,496
Shares Value†
HEALTH CARE — (Continued)
*Climb Bio, Inc. 61,482 $ 545,960
#*Clover Health Investments
Corp., Class A 509,999 1,402,497
*Codexis, Inc. 52,788 148,862
#*Coherus Oncology, Inc. 15,055 26,723
*Collegium Pharmaceutical, Inc. 107,188 3,615,451
*Community Health Systems, Inc. 466,961 1,326,169
*Compass Therapeutics, Inc. 28,557 50,546
Concentra Group Holdings
Parent, Inc. 405,444 9,110,327
CONMED Corp. 99,464 3,646,350
*Contineum Therapeutics, Inc.,
Class A 39,102 501,288
*Corbus Pharmaceuticals
Holdings, Inc. 58,383 576,824
#*Corcept Therapeutics, Inc. 285,134 13,264,434
*CorVel Corp. 150,735 8,661,233
*Coya Therapeutics, Inc. 75,077 317,576
#*Crinetics Pharmaceuticals, Inc. 197,179 7,646,602
*Cross Country Healthcare, Inc. 107,052 1,083,366
*CryoPort, Inc. 165,029 1,693,198
*Cullinan Therapeutics, Inc. 201,369 2,627,865
*Cumberland Pharmaceuticals,
Inc. 49,950 209,290
*CVRx, Inc. 41,696 313,137
*Cytek Biosciences, Inc. 427,682 1,950,230
*CytomX Therapeutics, Inc. 297,321 1,254,695
*DarioHealth Corp. 51 365
#*DaVita, Inc. 124,594 19,329,513
#*Definitive Healthcare Corp.,
Class A 335,174 319,454
*Delcath Systems, Inc. 21,230 220,367
*Denali Therapeutics, Inc. 500,970 9,378,158
DENTSPLY SIRONA, Inc. 648,359 7,618,218
*Design Therapeutics, Inc. 122,782 1,669,835
*Dianthus Therapeutics, Inc. 71,218 6,252,940
#*Disc Medicine, Inc., Class A 112,189 7,398,865
*Doximity, Inc., Class A 162,960 3,982,742
#*Dyne Therapeutics, Inc. 401,796 7,051,520
*Edgewise Therapeutics, Inc. 167,330 5,180,537
*Elanco Animal Health, Inc. 1,320,253 29,534,060
*Electromed, Inc. 27,010 694,427
#*Eledon Pharmaceuticals, Inc. 165,567 602,664
#Embecta Corp. 194,011 1,775,201
*Emergent BioSolutions, Inc. 170,332 1,401,832
*Enanta Pharmaceuticals, Inc. 35,014 486,344
Encompass Health Corp. 172,832 17,283,200
*Enhabit, Inc. 167,699 2,304,184
*Enliven Therapeutics, Inc. 175,955 7,254,625
#*Enovis Corp. 189,352 4,438,411
Ensign Group, Inc. (The) 162,200 30,281,118
*Entrada Therapeutics, Inc. 100,802 1,360,827
*Envista Holdings Corp. 523,308 13,574,610
#*Equillium, Inc. 7,665 15,637
*Erasca, Inc. 263,455 2,805,796
*Evolent Health, Inc., Class A 303,762 1,139,108
*Exagen, Inc. 25,070 72,703
*Exelixis, Inc. 592,953 26,362,690
#*EyePoint, Inc. 155,853 2,057,260

36
Dimensional U.S. Small Cap ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Fate Therapeutics, Inc. 78,075 $ 97,594
*Filana Therapeutics, Inc. 81,961 118,843
*FONAR Corp. 18,958 358,875
*Fortrea Holdings, Inc. 285,639 3,284,848
*Fulcrum Therapeutics, Inc. 219,460 1,564,750
#*Fulgent Genetics, Inc. 96,848 1,471,121
*GeneDx Holdings Corp., Class A 78,605 4,943,468
#*Ginkgo Bioworks Holdings, Inc. 20,105 170,088
*Glaukos Corp. 4,090 587,610
*Globus Medical, Inc., Class A 199,853 18,022,744
#*GoodRx Holdings, Inc., Class A 227,457 536,799
#*GRAIL, Inc. 117,434 6,397,804
*Guardian Pharmacy Services,
Inc., Class A 64,083 2,377,479
*Gyre Therapeutics, Inc. 320 2,458
*Haemonetics Corp. 160,633 9,652,437
*Halozyme Therapeutics, Inc. 319,013 20,308,368
*Harmony Biosciences Holdings,
Inc. 190,780 5,963,783
#*Harrow, Inc. 123,278 4,996,457
*Harvard Bioscience, Inc. 1,366 8,715
#*Health Catalyst, Inc. 98,805 123,506
*HealthEquity, Inc. 261,904 21,483,985
HealthStream, Inc. 94,367 1,959,059
*Henry Schein, Inc. 333,821 24,899,708
#*Hims & Hers Health, Inc. 110,681 3,007,203
*ICON PLC 22,301 2,638,877
*ICU Medical, Inc. 84,795 10,107,564
*Ideaya Biosciences, Inc. 278,313 8,098,908
*Immunovant, Inc. 18 489
#*Indivior Pharmaceuticals, Inc. 129,367 4,758,118
*InfuSystem Holdings, Inc. 66,632 674,982
*Innovage Holding Corp. 105,021 855,921
*Innoviva, Inc. 242,050 5,564,730
*Inogen, Inc. 90,528 643,654
*Inspire Medical Systems, Inc. 89,947 5,049,625
#*Instil Bio, Inc. 6,653 53,091
*Integer Holdings Corp. 116,548 10,315,663
*Integra LifeSciences Holdings
Corp. 237,337 2,501,532
#*Intellia Therapeutics, Inc. 385,133 5,191,593
#*Iovance Biotherapeutics, Inc. 1,472,303 4,946,938
iRadimed Corp. 41,752 3,483,787
*Ironwood Pharmaceuticals, Inc.,
Class A 522,300 2,154,487
*Janux Therapeutics, Inc. 62,209 893,943
*Jazz Pharmaceuticals PLC 169,973 34,507,918
#*Joint Corp. (The) 41,384 367,076
*Keros Therapeutics, Inc. 65,248 725,558
*Kewaunee Scientific Corp. 9,318 344,859
*Kezar Life Sciences, Inc. 12,220 89,328
*Kiniksa Pharmaceuticals
International PLC, Class A 148,411 7,981,544
#*Kodiak Sciences, Inc. 23,200 1,008,736
#*Korro Bio, Inc. 13,218 178,311
#*Krystal Biotech, Inc. 78,399 20,560,922
*Kura Oncology, Inc. 166,511 1,470,292
#*Kymera Therapeutics, Inc. 144,241 11,693,618
#*Kyverna Therapeutics, Inc. 15,873 139,682
Shares Value†
HEALTH CARE — (Continued)
#*Lantheus Holdings, Inc. 212,534 $ 17,984,627
#*Larimar Therapeutics, Inc. 316,227 1,283,882
LeMaitre Vascular, Inc. 72,711 7,980,032
*LENSAR, Inc. 20,928 109,453
#*LENZ Therapeutics, Inc. 7,666 68,841
#*Lexeo Therapeutics, Inc. 245,482 1,398,020
*LifeStance Health Group, Inc. 1,239,415 9,382,372
#*Ligand Pharmaceuticals, Inc. 60,470 13,874,841
*Lipocine, Inc. 6,038 14,069
*LivaNova PLC 182,346 10,958,995
#*Lyell Immunopharma, Inc. 12,766 251,873
*MacroGenics, Inc. 150,786 464,421
*MannKind Corp. 605,786 1,714,374
#*Maravai LifeSciences Holdings,
Inc., Class A 456,369 1,679,438
*MaxCyte, Inc. 93,179 81,998
#*MBX Biosciences, Inc. 41,395 1,250,957
*Medpace Holdings, Inc. 40,270 16,859,438
#*Merit Medical Systems, Inc. 183,248 12,493,849
Mesa Laboratories, Inc. 18,180 1,818,000
*MiMedx Group, Inc. 487,796 1,638,995
#*Mineralys Therapeutics, Inc. 49,031 1,306,676
#*Moderna, Inc. 190,411 8,747,481
#*Molina Healthcare, Inc. 57,408 11,172,745
#*Monte Rosa Therapeutics, Inc. 232,444 4,451,303
*Myriad Genetics, Inc. 275,229 1,307,338
National HealthCare Corp. 51,123 8,859,105
*Nautilus Biotechnology, Inc.,
Class A 67,544 177,641
#*Neogen Corp. 714,761 6,718,753
*NeoGenomics, Inc. 425,333 3,938,584
*Neumora Therapeutics, Inc. 221,105 546,129
*Neurocrine Biosciences, Inc. 6,168 812,141
*Neurogene, Inc. 8,413 219,495
*Nexgel, Inc. 144 85
*NextCure, Inc. 2,392 22,030
*Nkarta, Inc. 137,619 381,205
#*Novavax, Inc. 2,886 22,872
*Novocure, Ltd. 289,141 4,397,835
NRC Health 71,340 1,174,256
*Nurix Therapeutics, Inc. 263,897 4,407,080
#*Nutex Health, Inc. 1,157 137,914
#*Nuvation Bio, Inc. 437,523 1,946,977
#*Ocular Therapeutix, Inc. 537,152 5,033,114
#*Olema Pharmaceuticals, Inc. 284,227 4,095,711
#*OmniAb, Inc. 136,397 189,592
*OmniAb, Inc.- Vesting 12.5 9,244 –
*OmniAb, Inc.- Vesting 15 9,244 –
*Omnicell, Inc. 151,273 6,265,728
*OnKure Therapeutics, Inc., Class
A 21,147 111,445
*OptimizeRx Corp. 62,511 389,444
*Option Care Health, Inc. 486,840 9,897,457
Oramed Pharmaceuticals, Inc. 26,896 104,356
*OraSure Technologies, Inc. 247,448 752,242
*Organogenesis Holdings, Inc.,
Class A 406,571 955,442
#Organon & Co. 667,484 8,844,163

37
Dimensional U.S. Small Cap ETF
continued
Shares Value†
HEALTH CARE — (Continued)
#*ORIC Pharmaceuticals, Inc. 327,184 $ 3,232,578
#*Orthofix Medical, Inc. 133,000 1,564,080
*OrthoPediatrics Corp. 84,375 1,270,688
#*Oruka Therapeutics, Inc. 42,314 2,894,701
*Outset Medical, Inc. 47,636 203,406
*Ovid therapeutics, Inc. 43,853 121,473
*Owlet, Inc., Class A 16,387 80,952
#*Pacific Biosciences of
California, Inc. 48,231 76,687
*Pacira BioSciences, Inc. 131,931 3,362,921
*PACS Group, Inc. 155,659 5,222,359
#*<PDL BioPharma, Inc. 320,345 140,952
*Pediatrix Medical Group, Inc. 268,275 6,038,870
*Pennant Group, Inc. (The) 115,079 3,604,274
*Penumbra, Inc. 59,193 19,325,331
*PepGen, Inc. 17,863 29,295
#Perrigo Co. PLC 440,082 5,210,571
#*Personalis, Inc. 341,323 1,884,103
#*Perspective Therapeutics, Inc. 370,694 1,445,707
Phibro Animal Health Corp.,
Class A 67,878 3,609,752
*Phreesia, Inc. 163,754 1,508,174
*Praxis Precision Medicines, Inc. 12,964 4,133,312
*Precipio, Inc. 622 19,220
*Precision BioSciences, Inc. 9,014 64,450
*Prelude Therapeutics, Inc. 7,414 38,775
*Prestige Consumer Healthcare,
Inc. 164,038 9,238,620
#*Prime Medicine, Inc. 122,623 434,699
*Privia Health Group, Inc. 412,694 10,255,446
*Pro-Dex, Inc. 7,615 381,816
*Progyny, Inc. 257,327 4,781,136
#*Protagonist Therapeutics, Inc. 62,681 6,203,539
#*Protalix BioTherapeutics, Inc. 262,598 564,586
*Protara Therapeutics, Inc. 179,929 959,022
#*Prothena Corp. PLC 177,323 1,961,192
#*PTC Therapeutics, Inc. 191,030 12,428,412
*Puma Biotechnology, Inc. 166,672 1,251,707
#*Q/C Technologies, Inc. 5,569 20,884
*Q32 Bio, Inc. 14,652 82,051
*Quanterix Corp. 154,271 482,868
#*QuidelOrtho Corp. 223,985 2,755,015
*RadNet, Inc. 243,637 13,777,672
*Rafael Holdings, Inc., Class B 27,736 35,225
#*Rallybio Corp. 6,675 59,942
*Rapid Micro Biosystems, Inc.,
Class A 30,705 73,692
#*Rapport Therapeutics, Inc. 80,691 2,673,293
#*Recursion Pharmaceuticals,
Inc., Class A 1,277 4,418
*REGENXBIO, Inc. 169,564 1,520,989
*Relay Therapeutics, Inc. 552,139 7,155,721
*Repligen Corp. 160,438 18,981,420
#*Replimune Group, Inc. 276,897 711,625
*Revolution Medicines, Inc. 35,880 5,171,026
#Revvity, Inc. 211,838 18,349,408
*Rezolute, Inc. 314,414 1,006,125
#*Rigel Pharmaceuticals, Inc. 58,389 1,687,442
#*Rocket Pharmaceuticals, Inc. 355,655 1,237,679
Shares Value†
HEALTH CARE — (Continued)
*Roivant Sciences, Ltd. 614,692 $ 17,537,163
*RxSight, Inc. 84,479 597,267
*Sagimet Biosciences, Inc., Class
A 104,899 842,339
#*Sana Biotechnology, Inc. 110,952 365,032
*Sarepta Therapeutics, Inc. 87,059 1,817,792
*Savara, Inc. 23,796 124,691
#*Schrodinger, Inc. 210,544 2,518,106
*Seer, Inc., Class A 5,831 11,370
Select Medical Holdings Corp. 384,733 6,313,469
*Sensei Biotherapeutics, Inc. 1,360 36,203
#*Sensus Healthcare, Inc. 55,951 222,125
*Septerna, Inc. 16,325 387,882
#*Shattuck Labs, Inc. 49,623 354,804
*SI-BONE, Inc. 145,497 1,802,708
#SIGA Technologies, Inc. 234,842 1,080,273
#*Sight Sciences, Inc. 100,845 412,456
*Simulations Plus, Inc. 65,310 925,443
#*Solid Biosciences, Inc. 263,560 1,913,446
*Solventum Corp. 35,687 2,403,876
*Sonida Senior Living, Inc. 38,926 1,477,631
*Sotera Health Co. 862,449 13,419,706
#*Spero Therapeutics, Inc. 15,934 39,994
*Spruce Biosciences, Inc. 1,283 73,542
#*STAAR Surgical Co. 163,014 4,297,049
#*Stoke Therapeutics, Inc. 179,692 5,879,522
#*Strata Critical Medical, Inc. 283,601 1,423,677
*Supernus Pharmaceuticals, Inc. 190,266 9,132,768
#*Surgery Partners, Inc. 412,681 5,789,914
*Tactile Systems Technology, Inc. 74,959 1,725,556
#*Talkspace, Inc. 522,192 2,710,176
#*Tango Therapeutics, Inc. 61,068 1,320,290
#*Taysha Gene Therapies, Inc. 78,390 500,912
#*Tectonic Therapeutic, Inc. 7,996 223,648
#*Teladoc Health, Inc. 584,184 3,540,155
Teleflex, Inc. 141,443 17,526,202
#*Tenax Therapeutics, Inc. 59,318 777,659
*Terns Pharmaceuticals, Inc. 207,480 10,981,916
#*TG Therapeutics, Inc. 176,725 5,969,771
#*Theravance Biopharma, Inc. 168,994 2,828,960
*<Third Harmonic Bio, Inc. 16,060 1,285
#*Tonix Pharmaceuticals Holding
Corp. 4,993 64,559
#*TransMedics Group, Inc. 93,103 9,383,851
*Treace Medical Concepts, Inc. 33,645 60,897
#*TruBridge, Inc. 48,687 1,251,256
#*Twist Bioscience Corp. 121,271 7,088,290
*Tyra Biosciences, Inc. 12,741 442,750
#*UFP Technologies, Inc. 25,283 4,844,981
#*Unicycive Therapeutics, Inc. 67,827 519,555
Universal Health Services, Inc.,
Class B 31,289 5,265,000
*Upstream Bio, Inc. 108,557 996,553
US Physical Therapy, Inc. 50,312 3,583,221
Utah Medical Products, Inc. 10,567 691,293
*Vanda Pharmaceuticals, Inc. 194,530 1,381,163
*Varex Imaging Corp. 136,806 1,593,790
*Vaxcyte, Inc. 72,631 4,157,398

38
Dimensional U.S. Small Cap ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Vera Therapeutics, Inc., Class A 113,316 $ 4,035,183
*Veracyte, Inc. 261,328 8,602,918
*Vericel Corp. 166,107 5,768,896
*Verrica Pharmaceuticals, Inc. 7,373 46,966
Viatris, Inc. 1,165,738 17,416,126
#*Viking Therapeutics, Inc. 48,308 1,506,243
*Vir Biotechnology, Inc. 527,512 5,388,535
*Viridian Therapeutics, Inc. 250,610 3,378,223
*Voyager Therapeutics, Inc. 198,641 740,931
*WaVe Life Sciences, Ltd. 264,288 1,865,873
#*Waystar Holding Corp. 344,248 7,358,301
*Xencor, Inc. 243,932 2,910,109
*Xeris Biopharma Holdings, Inc. 109,405 670,106
*XOMA Royalty Corp. 32,978 1,350,119
*Zenas Biopharma, Inc. 917 17,716
*Zentalis Pharmaceuticals, Inc. 112,118 449,593
#*Zevra Therapeutics, Inc. 194,536 1,978,431
*Zymeworks, Inc. 189,866 5,228,910
TOTAL HEALTH CARE 1,587,993,791
INDUSTRIALS — (18.9%)
#*3D Systems Corp. 485,935 1,195,400
#A.O. Smith Corp. 245,555 15,185,121
#AAON, Inc. 213,533 19,924,764
*AAR Corp. 127,070 14,024,716
ABM Industries, Inc. 204,626 8,348,741
ACCO Brands Corp. 302,935 972,421
Acuity, Inc. 85,622 24,810,687
*ACV Auctions, Inc., Class A 372,289 1,932,180
Advanced Drainage Systems, Inc. 163,122 24,345,958
Aebi Schmidt Holding AG 93,691 1,088,689
AECOM 35,320 2,970,412
*AerSale Corp. 156,699 1,053,017
#AGCO Corp. 190,051 22,999,972
*Air Industries Group 4,635 14,647
#*AirJoule Technologies Corp.,
Class A 23,761 73,184
Alamo Group, Inc. 40,294 6,988,591
#*Alaska Air Group, Inc. 364,942 14,272,882
Albany International Corp., Class
A 93,267 5,413,217
#Alight, Inc., Class A 1,420,381 1,175,223
*Allegiant Travel Co. 61,153 4,625,613
#Allient, Inc. 56,198 4,281,164
Allison Transmission Holdings,
Inc. 233,347 31,350,169
Alta Equipment Group, Inc. 107,828 835,667
*Amentum Holdings, Inc. 193,599 5,078,102
*Ameresco, Inc., Class A 114,767 3,395,956
#*American Airlines Group, Inc. 1,538,974 18,021,386
*American Superconductor Corp. 139,978 7,494,422
*American Woodmark Corp. 48,417 2,114,855
*API Group Corp. 276,823 12,656,348
Apogee Enterprises, Inc. 70,817 2,577,739
Applied Industrial Technologies,
Inc. 103,742 31,719,117
ArcBest Corp. 74,698 9,529,224
Arcosa, Inc. 151,198 19,122,011
Argan, Inc. 38,579 25,847,158
Shares Value†
INDUSTRIALS — (Continued)
Armstrong World Industries, Inc. 124,329 $ 21,184,418
Astec Industries, Inc. 75,048 4,879,621
*Astronics Corp. 94,393 6,739,660
*Astronics Corp., Class B 8,090 577,383
*Asure Software, Inc. 94,820 858,121
*ATI, Inc. 58,857 9,149,909
Atkore, Inc. 113,858 8,898,003
Atmus Filtration Technologies,
Inc. 230,932 14,641,089
AZZ, Inc. 99,249 14,196,577
Barrett Business Services, Inc. 82,297 2,594,824
BGSF, Inc. 12,374 70,408
#*Blue Bird Corp. 110,299 7,071,269
*BlueLinx Holdings, Inc. 25,708 1,361,496
Boise Cascade Co. 119,277 9,455,088
Booz Allen Hamilton Holding
Corp., Class A 82,653 6,427,924
*Bowman Consulting Group, Ltd. 56,571 1,785,381
Brady Corp., Class A 125,833 10,295,656
#*Bridger Aerospace Group
Holdings, Inc. 83,392 169,286
*BrightView Holdings, Inc. 310,278 3,692,308
Brink's Co. (The) 120,681 12,882,697
*Broadwind, Inc. 5,924 15,758
*Builders FirstSource, Inc. 77,395 6,121,171
BWX Technologies, Inc. 33,687 7,289,530
#*Byrna Technologies, Inc. 72,495 424,096
*CACI International, Inc., Class A 41,946 21,792,625
*Cadeler A/S, ADR 8,205 227,114
#Cadre Holdings, Inc. 141,062 4,182,488
#*Casella Waste Systems, Inc.,
Class A 193,800 15,358,650
*CBIZ, Inc. 75,688 2,308,484
#*CECO Environmental Corp. 114,338 8,477,019
#*Centuri Holdings, Inc. 325,127 12,224,775
Chicago Rivet & Machine Co. 498 5,677
#*Cimpress PLC 78,323 6,928,453
*Civeo Corp. 36,268 1,156,949
#*Clarivate PLC 2,093,400 6,008,058
*Clean Harbors, Inc. 11,013 3,443,545
CNH Industrial NV 294,606 3,155,230
Columbus McKinnon Corp. 91,697 1,416,719
#*Commercial Vehicle Group, Inc. 50,298 210,246
CompX International, Inc. 3,053 71,043
#Concentrix Corp. 203,695 4,852,015
*Concrete Pumping Holdings, Inc. 146,229 1,158,134
*Conduent, Inc. 403,729 690,377
#*Construction Partners, Inc.,
Class A 84,225 10,415,263
Copa Holdings SA, Class A 97,139 11,237,040
#*Core & Main, Inc., Class A 291,424 14,679,027
*Costamare Bulkers Holdings,
Ltd. 79,875 1,380,240
Costamare, Inc. 379,859 6,313,257
Covenant Logistics Group, Inc.,
Class A 66,972 2,334,644
*CPI Aerostructures, Inc. 19,873 71,543
CRA International, Inc. 21,846 3,440,090
Crane Co. 143,634 25,528,071

39
Dimensional U.S. Small Cap ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
#CSW Industrials, Inc. 49,444 $ 14,398,093
*Custom Truck One Source, Inc. 541,544 5,334,208
#Deluxe Corp. 169,839 5,290,485
*Distribution Solutions Group, Inc. 91,412 2,473,609
*DLH Holdings Corp. 15,103 87,899
*DNOW, Inc. 612,198 8,258,551
Donaldson Co., Inc. 250,795 22,112,595
Douglas Dynamics, Inc. 75,950 3,503,573
*Ducommun, Inc. 49,439 7,016,877
*DXP Enterprises, Inc. 51,945 8,869,609
*Dycom Industries, Inc. 60,184 24,922,194
#Eastern Co. (The) 19,843 433,768
*Energy Recovery, Inc. 175,759 1,945,652
Enerpac Tool Group Corp., Class
A 168,182 5,903,188
EnerSys 116,335 24,809,602
Ennis, Inc. 82,752 1,727,862
Enpro, Inc. 64,844 18,905,268
*Enviri Corp. 269,316 5,302,832
Esab Corp. 175,981 17,293,653
ESCO Technologies, Inc. 76,009 24,623,116
Espey Mfg. & Electronics Corp. 9,673 685,719
#*Everus Construction Group, Inc. 149,336 22,016,606
EVI Industries, Inc. 7,825 145,310
*ExlService Holdings, Inc. 479,241 15,278,203
Exponent, Inc. 158,604 10,609,022
#Federal Signal Corp. 183,458 22,589,184
#*First Advantage Corp. 464,497 5,926,982
Flowserve Corp. 350,678 25,823,928
#*Fluence Energy, Inc., Class A 74,491 907,300
*Fluor Corp. 471,154 25,136,066
*Forrester Research, Inc. 65,328 410,913
Fortune Brands Innovations, Inc. 381,313 15,458,429
#*Forward Air Corp. 97,196 2,046,948
*Franklin Covey Co. 37,102 786,562
Franklin Electric Co., Inc. 134,045 13,429,969
*FreightCar America, Inc. 45,576 375,546
#*Frontier Group Holdings, Inc. 563,585 2,045,814
#FTAI Infrastructure, Inc. 148,110 910,136
*FTC Solar, Inc. 930 4,631
*FTI Consulting, Inc. 99,011 17,752,672
#*FuelCell Energy, Inc. 138,814 1,804,582
*Gates Industrial Corp. PLC 802,349 20,548,158
GATX Corp. 114,664 22,464,971
Genco Shipping & Trading, Ltd. 143,880 3,487,651
*Gencor Industries, Inc. 40,659 605,006
*Generac Holdings, Inc. 123,552 32,028,385
Genpact, Ltd. 521,804 18,132,689
*Gibraltar Industries, Inc. 95,389 3,723,033
Global Industrial Co. 121,626 4,027,037
Gorman-Rupp Co. (The) 84,581 6,406,165
#*Graham Corp. 36,411 3,466,327
Granite Construction, Inc. 144,742 19,839,786
Greenbrier Cos., Inc. (The) 101,856 5,003,167
Griffon Corp. 135,221 12,328,099
*GXO Logistics, Inc. 356,590 20,371,987
*Hayward Holdings, Inc. 767,341 11,517,788
*Healthcare Services Group, Inc. 231,090 4,947,637
Shares Value†
INDUSTRIALS — (Continued)
Heartland Express, Inc. 257,630 $ 3,447,089
Helios Technologies, Inc. 111,598 7,633,303
#Herc Holdings, Inc. 108,973 13,830,853
#*Hertz Global Holdings, Inc. 298,527 1,898,632
Hexcel Corp. 250,928 23,554,611
*Hillman Solutions Corp. 643,244 5,248,871
HireQuest, Inc. 1,156 13,375
HNI Corp. 225,508 8,240,062
Hub Group, Inc., Class A 214,817 9,415,429
*Hudson Technologies, Inc. 139,558 873,633
Huntington Ingalls Industries, Inc. 82,145 29,924,602
*Hurco Cos., Inc. 21,939 367,698
#*Huron Consulting Group, Inc. 54,528 7,124,901
#*Hyliion Holdings Corp. 143,589 274,255
Hyster-Yale, Inc. 47,192 1,862,668
*IBEX Holdings, Ltd. 43,768 1,214,562
ICF International, Inc. 60,082 4,305,476
IDEX Corp. 5,435 1,184,015
#*IES Holdings, Inc. 53,572 34,504,654
#*Innodata, Inc. 105,690 4,463,289
*Innovative Solutions and
Support, Inc. 59,149 1,301,278
Insperity, Inc. 107,958 3,840,066
Insteel Industries, Inc. 64,626 1,691,909
#Interface, Inc., Class A 191,861 5,349,085
*Janus International Group, Inc. 454,162 2,361,642
JBT Marel Corp. 22,477 2,654,534
*JELD-WEN Holding, Inc. 199,567 273,407
#*JetBlue Airways Corp. 1,214,832 5,655,043
#Kadant, Inc. 36,267 10,630,946
Karat Packaging, Inc. 63,178 1,812,577
KBR, Inc. 368,473 13,814,053
Kelly Services, Inc., Class A 102,605 1,001,425
Kennametal, Inc. 266,791 10,327,480
#Kforce, Inc. 60,587 2,739,138
*Kirby Corp. 164,956 24,832,476
#*Knightscope, Inc., Class A 6,353 19,948
Knight-Swift Transportation
Holdings, Inc., Class A 426,859 27,703,149
Korn Ferry 178,419 11,854,158
*Kratos Defense & Security
Solutions, Inc. 426,989 26,921,656
*L.B. Foster Co., Class A 34,115 1,044,260
Landstar System, Inc. 95,017 17,489,779
*Legalzoom.com, Inc. 569,599 3,673,914
Leonardo DRS, Inc. 392,102 15,931,104
#*Limbach Holdings, Inc. 38,357 3,826,878
Lincoln Electric Holdings, Inc. 1,993 528,145
Lindsay Corp. 34,519 3,865,092
*Liquidity Services, Inc. 102,497 3,654,018
#*Loar Holdings, Inc. 176,266 9,892,048
LSI Industries, Inc. 118,338 2,876,797
Luxfer Holdings PLC 89,539 1,347,562
#*Lyft, Inc., Class A 1,177,088 16,655,795
*Manitowoc Co., Inc. (The) 117,528 1,597,206
ManpowerGroup, Inc. 155,700 4,713,039
Marten Transport, Ltd. 268,602 4,050,518
*MasTec, Inc. 13,000 5,122,650

40
Dimensional U.S. Small Cap ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Mastech Digital, Inc. 1,117 $ 7,316
*Masterbrand, Inc. 425,274 3,818,961
*Matrix Service Co. 92,488 1,250,438
Matson, Inc. 106,862 18,639,939
Maximus, Inc. 180,530 11,846,379
*Mayville Engineering Co., Inc. 66,887 1,525,692
McGrath RentCorp 82,304 9,098,707
#*Mercury Systems, Inc. 183,964 14,516,599
#*Microvast Holdings, Inc. 469,804 906,722
*Middleby Corp. (The) 145,852 20,471,787
Miller Industries, Inc. 37,368 1,793,290
MillerKnoll, Inc. 223,799 3,598,688
*Mistras Group, Inc. 104,734 1,977,378
#*Modine Manufacturing Co. 152,223 38,760,542
Moog, Inc., Class A 82,042 24,720,075
#MSA Safety, Inc. 117,701 19,584,269
MSC Industrial Direct Co., Inc.,
Class A 171,776 17,567,532
Mueller Industries, Inc. 211,426 28,633,423
Mueller Water Products, Inc.,
Class A 479,036 13,360,314
*MYR Group, Inc. 46,143 18,679,148
National Presto Industries, Inc. 23,588 3,298,546
*Nextpower, Inc., Class A 40,040 4,769,965
NL Industries, Inc. 5,709 34,254
*NPK International, Inc. 278,918 4,560,309
nVent Electric PLC 134,958 19,285,498
*NWPX Infrastructure, Inc. 31,854 3,132,522
Omega Flex, Inc. 33,262 1,048,418
*Onterris, Inc. 118,908 2,503,013
*OPENLANE, Inc. 529,993 16,662,980
*Optex Systems Holdings, Inc. 5,637 60,541
#*Orion Group Holdings, Inc. 133,550 1,818,951
Oshkosh Corp. 173,538 27,123,989
Owens Corning 87,730 10,820,618
#*PAMT Corp. 47,617 480,932
#Pangaea Logistics Solutions,
Ltd. 215,690 1,652,185
Park Aerospace Corp. 66,293 2,244,681
Park-Ohio Holdings Corp. 47,142 1,364,761
#*Parsons Corp. 332,937 16,783,354
Paycom Software, Inc. 34,793 4,410,361
*Paylocity Holding Corp. 104,914 11,067,378
#*Perma-Fix Environmental
Services, Inc. 47,890 606,287
*Perma-Pipe International
Holdings, Inc. 24,419 799,234
*Pioneer Power Solutions, Inc. 2,905 11,271
#Pitney Bowes, Inc. 536,617 8,296,099
#*Planet Labs PBC 775,067 28,654,227
#*Plug Power, Inc. 4,414,316 13,816,809
#Powell Industries, Inc. 106,518 29,534,246
#*Power Solutions International,
Inc. 73,606 5,393,112
Preformed Line Products Co. 16,118 5,355,206
Primoris Services Corp. 155,985 28,256,683
*Proto Labs, Inc. 78,714 5,101,454
Quad/Graphics, Inc. 123,827 921,273
Quanex Building Products Corp. 124,912 2,490,745
Shares Value†
INDUSTRIALS — (Continued)
#*Quest Resource Holding Corp. 11,739 $ 13,265
*Radiant Logistics, Inc. 153,607 1,291,835
*RBC Bearings, Inc. 15,768 9,446,451
*RCM Technologies, Inc. 23,466 734,251
Regal Rexnord Corp. 108,817 23,398,920
#*Resideo Technologies, Inc. 482,067 19,943,112
Resources Connection, Inc. 116,958 495,902
#Robert Half, Inc. 288,941 7,688,720
Rush Enterprises, Inc., Class A 186,142 13,780,092
Rush Enterprises, Inc., Class B 44,184 3,219,246
#*RXO, Inc. 546,404 10,911,688
Ryder System, Inc. 53,318 13,530,509
*Saia, Inc. 50,670 22,741,709
Schneider National, Inc., Class B 289,331 8,995,301
#Science Applications
International Corp. 147,442 14,267,962
Sensata Technologies Holding
PLC 446,781 18,603,961
*Shoals Technologies Group, Inc.,
Class A 557,572 4,427,122
*SIFCO Industries, Inc. 5,978 97,142
Simpson Manufacturing Co., Inc. 118,495 22,600,551
*SiteOne Landscape Supply, Inc. 137,457 17,326,455
#*Skillsoft Corp. 4,328 33,412
*SkyWest, Inc. 131,112 10,766,917
#*Spire Global, Inc., Class A 3,044 54,275
#*SPX Technologies, Inc. 133,340 29,189,459
*StandardAero, Inc. 142,083 3,532,183
#Standex International Corp. 40,136 10,957,128
Stanley Black & Decker, Inc. 210,438 16,447,834
#*Sterling Infrastructure, Inc. 53,968 27,826,980
*Sun Country Airlines Holdings,
Inc. 179,560 2,837,048
*Sunrun, Inc. 797,106 10,147,159
#TaskUS, Inc., Class A 115,580 748,958
*Taylor Devices, Inc. 9,601 532,856
*Team, Inc. 2,108 36,785
#Tecnoglass, Inc. 145,262 6,257,887
*Tecogen, Inc. 5,837 27,901
Tennant Co. 58,827 4,884,994
Terex Corp. 349,037 21,710,101
Tetra Tech, Inc. 541,290 17,494,493
#*Thermon Group Holdings, Inc. 105,602 6,387,865
#*TIC Solutions, Inc. 452,414 4,135,064
Timken Co. (The) 208,177 23,084,748
*Titan International, Inc. 213,031 1,623,296
*Titan Machinery, Inc. 77,604 1,622,700
Toro Co. (The) 221,590 21,088,720
*Transcat, Inc. 30,826 2,345,859
*Trex Co., Inc. 293,698 11,512,962
TriNet Group, Inc. 140,007 6,409,520
Trinity Industries, Inc. 308,176 10,049,619
*TrueBlue, Inc. 102,309 561,676
#*TTEC Holdings, Inc. 155,864 453,564
Tutor Perini Corp. 162,912 15,137,783
#Twin Disc, Inc. 33,987 561,465
UFP Industries, Inc. 179,897 16,098,983
*U-Haul Holding Co. 7,925 407,028

41
Dimensional U.S. Small Cap ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
U-Haul Holding Co. 161,616 $ 7,707,467
*Ultralife Corp. 54,869 378,596
UniFirst Corp. 46,697 11,931,550
#Universal Logistics Holdings,
Inc. 69,905 1,683,312
#*Upwork, Inc. 415,954 4,305,124
*V2X, Inc. 103,781 7,037,390
Valmont Industries, Inc. 52,293 26,566,936
*Verra Mobility Corp., Class A 501,165 7,432,277
*Vestis Corp. 436,946 4,247,115
*Vicor Corp. 91,928 24,753,453
#Virco Mfg. Corp. 53,423 323,743
#*Virgin Galactic Holdings, Inc. 27,313 65,005
*VirTra, Inc. 39,934 178,106
#VSE Corp. 82,584 14,178,021
Wabash National Corp. 134,316 1,167,206
Watts Water Technologies, Inc.,
Class A 71,468 21,451,835
Werner Enterprises, Inc. 204,286 7,532,025
WESCO International, Inc. 115,689 40,389,344
*Willdan Group, Inc. 49,226 3,741,176
Willis Lease Finance Corp. 25,567 4,963,833
#WillScot Holdings Corp. 556,628 12,602,058
Worthington Enterprises, Inc. 158,832 8,619,812
#*Xometry, Inc., Class A 5,279 270,654
Zurn Elkay Water Solutions Corp. 399,443 20,755,058
TOTAL INDUSTRIALS 2,895,856,610
INFORMATION TECHNOLOGY — (11.4%)
*8x8, Inc. 208,271 399,880
#*908 Devices, Inc. 22,272 152,118
A10 Networks, Inc. 233,565 6,231,514
*ACCESS Newswire, Inc. 3,804 30,052
*ACI Worldwide, Inc. 312,279 13,496,698
*ACM Research, Inc., Class A 194,964 10,077,689
Adeia, Inc. 357,324 11,380,769
*ADTRAN Holdings, Inc. 254,316 4,498,850
Advanced Energy Industries, Inc. 106,878 41,031,533
*Aehr Test Systems 26,499 2,399,749
*Agilysys, Inc. 89,547 5,736,381
*Airgain, Inc. 40,980 289,729
#*Akamai Technologies, Inc. 300 30,894
*Alarm.com Holdings, Inc. 161,362 7,166,086
#*Alithya Group, Inc., Class A 13,911 13,910
#*Alkami Technology, Inc. 89,314 1,409,375
#*Allegro MicroSystems, Inc. 465,077 22,556,235
*Alpha & Omega Semiconductor,
Ltd. 97,431 4,231,428
*Ambarella, Inc. 138,885 9,555,288
Amdocs, Ltd. 243,101 15,721,342
Amkor Technology, Inc. 677,557 47,259,601
#*AmpliTech Group, Inc. 83,187 163,047
*Amplitude, Inc., Class A 268,119 1,906,326
*Amtech Systems, Inc. 46,598 811,271
#*Appfolio, Inc., Class A 61,192 10,224,571
#*Applied Optoelectronics, Inc. 29,850 4,906,146
#*Arlo Technologies, Inc. 9,725 136,636
*Arrow Electronics, Inc. 152,314 28,609,139
*AstroNova, Inc. 13,824 188,006
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Aurora Innovation, Inc., Class A 1,750,150 $ 10,290,882
*AvePoint, Inc. 690,947 6,736,733
*Aviat Networks, Inc. 42,601 976,841
Avnet, Inc. 267,500 22,071,425
*Aware, Inc. 27,808 32,257
#*Axcelis Technologies, Inc. 99,839 13,888,603
*AXT, Inc. 81,891 6,487,405
#*Backblaze, Inc., Class A 198,202 848,305
#Badger Meter, Inc. 96,316 11,645,568
Bel Fuse, Inc., Class A 1,793 436,506
#Bel Fuse, Inc., Class B 34,167 9,424,625
Belden, Inc. 126,859 14,269,100
Benchmark Electronics, Inc. 114,748 9,415,073
#Bentley Systems, Inc., Class B 76,485 2,494,941
#*BILL Holdings, Inc. 330,355 12,553,490
*BK Technologies Corp. 12,369 1,191,877
*Blackbaud, Inc. 152,277 5,660,136
#*BlackLine, Inc. 191,889 5,996,531
*Box, Inc., Class A 469,807 11,369,329
#*Braze, Inc., Class A 224,745 4,951,132
#*C3.ai, Inc., Class A 384,882 3,398,508
#*Calix, Inc. 210,307 9,160,973
#*CCC Intelligent Solutions
Holdings, Inc. 2,057,522 10,781,415
*Cerence, Inc. 147,430 1,341,613
*CEVA, Inc. 91,293 2,788,088
#*Cipher Digital, Inc. 976,396 17,321,265
*Cirrus Logic, Inc. 154,690 25,226,845
#*Cleanspark, Inc. 851,010 10,663,155
Clear Secure, Inc., Class A 244,327 13,044,619
#*Clearfield, Inc. 44,517 1,286,096
Climb Global Solutions, Inc. 60,954 1,016,713
*Coda Octopus Group, Inc. 25,954 293,540
Cognex Corp. 423,986 23,535,463
#*Cohu, Inc. 156,300 7,400,805
*Commvault Systems, Inc. 79,159 7,827,242
*Comtech Telecommunications
Corp. 97,101 341,796
*Consensus Cloud Solutions, Inc. 62,316 1,612,738
#*Core Scientific, Inc. 348,448 6,968,960
*Corsair Gaming, Inc. 351,173 2,384,465
*CPI Card Group, Inc. 14,630 259,097
*CPS Technologies Corp. 50,674 249,823
#Crane NXT Co. 193,821 8,659,922
*Crexendo, Inc. 72,569 474,601
*CS Disco, Inc. 210,782 912,686
#CSP, Inc. 32,327 300,318
CTS Corp. 93,902 5,361,804
*CVD Equipment Corp. 2,234 15,147
#*Daily Journal Corp. 4,584 2,423,836
#*Daktronics, Inc. 160,034 3,146,268
#*Diebold Nixdorf, Inc. 116,985 8,985,618
#*Digi International, Inc. 120,905 6,775,516
#*Digi Power X, Inc. 31,660 106,694
*Digital Turbine, Inc. 397,274 1,402,377
#*DigitalOcean Holdings, Inc. 250,529 24,158,511
#*Diodes, Inc. 155,660 16,678,969
*Docusign, Inc., Class A 45,323 2,084,405

42
Dimensional U.S. Small Cap ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#Dolby Laboratories, Inc., Class A 188,048 $ 12,061,399
#*Dropbox, Inc., Class A 556,775 13,524,065
*DXC Technology Co. 563,731 6,381,435
*Dynatrace, Inc. 135,556 4,908,483
*Eastman Kodak Co. 321,899 4,290,914
*eGain Corp. 91,768 693,766
#*Enphase Energy, Inc. 299,068 9,857,281
#*EPAM Systems, Inc. 143,803 16,361,905
ePlus, Inc. 83,250 7,050,442
*Everforth, Inc. 138,114 2,914,205
*Everspin Technologies, Inc. 75,715 1,384,070
*Fabrinet 11,960 8,174,301
*Fastly, Inc., Class A 482,158 12,176,900
*Five9, Inc. 250,131 4,302,253
*FormFactor, Inc. 218,132 29,650,683
#*Frequency Electronics, Inc. 32,393 1,624,833
*Freshworks, Inc., Class A 794,128 6,480,084
Gen Digital, Inc. 78,497 1,514,207
*Globant SA 101,155 4,170,621
*Grid Dynamics Holdings, Inc. 225,609 1,283,715
*GSI Technology, Inc. 16,413 122,277
*Guidewire Software, Inc. 7,386 1,022,149
#Hackett Group, Inc. (The) 76,523 987,912
*Harmonic, Inc. 366,112 4,184,660
#*Hut 8 Corp., Class U 6,066 459,681
#*I3 Verticals, Inc., Class A 72,770 1,640,964
*Ichor Holdings, Ltd. 113,013 7,455,468
*Identiv, Inc. 20,040 94,990
#*indie Semiconductor, Inc.,
Class A 564,040 2,543,820
Information Services Group, Inc. 159,256 649,764
#*Inseego Corp. 28,482 519,227
*Insight Enterprises, Inc. 92,837 6,767,817
*Intapp, Inc. 133,286 2,992,271
#InterDigital, Inc. 81,340 24,122,190
*inTEST Corp. 41,971 784,438
*Inuvo, Inc. 5,614 10,498
#*IPG Photonics Corp. 141,139 16,784,250
#*Itron, Inc. 137,902 11,556,188
#*JFrog, Ltd. 152,299 7,072,766
*Key Tronic Corp. 24,700 70,148
*Kimball Electronics, Inc. 80,279 2,168,336
#*Klaviyo, Inc., Class A 165,995 3,334,840
*Knowles Corp. 271,985 8,483,212
Kulicke & Soffa Industries, Inc. 131,710 11,261,205
*KVH Industries, Inc. 65,657 597,479
*Kyndryl Holdings, Inc. 733,339 10,134,745
*Lantronix, Inc. 132,052 886,069
#*Lattice Semiconductor Corp. 104,625 12,793,545
#*Life360, Inc. 86,019 3,706,559
Littelfuse, Inc. 71,189 28,772,458
*LiveRamp Holdings, Inc. 204,964 5,991,098
*MACOM Technology Solutions
Holdings, Inc. 41,080 11,568,539
*Magnachip Semiconductor Corp. 120,380 409,292
#*Manhattan Associates, Inc. 42,720 5,890,661
#*MARA Holdings, Inc. 896,714 10,751,601
#*MaxLinear, Inc., Class A 274,107 19,393,070
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Methode Electronics, Inc. 116,440 $ 933,849
#*Mirion Technologies, Inc., Class
A 763,109 15,071,403
*Mitek Systems, Inc. 148,582 2,074,205
MKS, Inc. 5,402 1,532,817
*M-Tron Industries, Inc., Class M 8,457 564,758
*N-able, Inc. 616,443 3,193,175
#Napco Security Technologies,
Inc. 117,107 5,474,752
#*Navitas Semiconductor Corp.,
Class A 248,293 4,096,834
#*nCino, Inc. 372,876 6,517,872
*NCR Voyix Corp. 469,058 3,231,810
*NETGEAR, Inc. 92,651 2,341,291
*NetScout Systems, Inc. 242,391 8,168,577
Network-1 Technologies, Inc. 10,978 15,918
*nLight, Inc. 79,769 5,571,865
*Novanta, Inc. 110,263 14,282,366
*Nutanix, Inc., Class A 79,103 3,234,522
NVE Corp. 15,984 1,323,315
*Okta, Inc., Class A 10,203 751,451
OneSpan, Inc. 123,473 1,429,817
*Onto Innovation, Inc. 122,349 36,100,296
*Ooma, Inc. 90,306 1,473,794
#*Optical Cable Corp. 22,733 234,150
#*OSI Systems, Inc. 50,709 14,549,426
#*Ouster, Inc. 109,516 2,952,551
#*PagerDuty, Inc. 276,956 1,841,757
#*PAR Technology Corp. 117,018 1,572,722
PC Connection, Inc. 82,103 5,233,245
#*PDF Solutions, Inc. 130,293 5,583,055
Pegasystems, Inc. 418,105 15,281,738
#*Penguin Solutions, Inc. 168,613 5,127,521
*Photronics, Inc. 195,195 9,658,249
*Plexus Corp. 83,646 20,960,015
#*Porch Group, Inc. 406,038 3,910,146
#Power Integrations, Inc. 177,237 12,886,902
*Powerfleet, Inc. 437,467 1,408,644
#*Procore Technologies, Inc. 17,504 990,376
*Progress Software Corp. 138,391 3,854,189
*Q2 Holdings, Inc. 195,429 9,918,022
*Qorvo, Inc. 243,278 22,921,653
*Qualys, Inc. 116,371 10,116,131
#*QuickLogic Corp. 6,440 102,847
Ralliant Corp. 82,052 3,728,443
*Rambus, Inc. 292,208 33,636,063
*Rapid7, Inc. 107,420 633,778
*Red Violet, Inc. 45,097 1,687,981
ReposiTrak, Inc. 878 8,587
*Research Solutions, Inc. 2,530 6,426
*RF Industries, Ltd. 35,979 522,775
*Ribbon Communications, Inc. 565,305 1,492,405
Richardson Electronics, Ltd. 41,650 599,760
*Rimini Street, Inc. 99,395 338,937
#RingCentral, Inc., Class A 244,813 9,846,379
#*Riot Platforms, Inc. 1,249,116 21,534,760
*Rogers Corp. 58,422 7,930,786
#*SailPoint, Inc. 216,726 2,475,011

43
Dimensional U.S. Small Cap ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Sanmina Corp. 155,988 $ 33,977,306
Sapiens International Corp. NV 93,611 4,072,079
*ScanSource, Inc. 90,749 3,731,599
*Semtech Corp. 46,495 4,884,300
#*SentinelOne, Inc., Class A 896,266 12,691,127
*Silicon Laboratories, Inc. 69,943 15,226,591
*Silvaco Group, Inc. 21,060 215,023
#*SiTime Corp. 10,846 6,097,079
#*SkyWater Technology, Inc. 48,521 1,547,820
#Skyworks Solutions, Inc. 350,264 24,578,025
*SmartRent, Inc., Class A 81,096 110,291
#*SolarEdge Technologies, Inc. 61,990 2,656,891
*SoundThinking, Inc. 42,254 288,172
#*Sprinklr, Inc., Class A 486,264 2,392,419
*SPS Commerce, Inc. 119,803 6,723,344
#*Synaptics, Inc. 129,168 12,088,833
#*Tao Synergies, Inc. 11,119 57,040
TD SYNNEX Corp. 46,074 10,513,165
*Telos Corp. 256,542 1,095,434
*Tenable Holdings, Inc. 366,343 7,652,905
#*Teradata Corp. 303,894 8,007,607
*TransAct Technologies, Inc. 30,941 103,034
#*TSS, Inc. 4,244 65,018
*TTM Technologies, Inc. 298,748 47,267,909
*Tucows, Inc., Class A 5,261 82,756
#*Turtle Beach Corp. 64,111 738,559
#*UiPath, Inc., Class A 1,515,265 15,607,229
#*Ultra Clean Holdings, Inc. 143,892 11,245,160
*Unisys Corp. 187,406 489,130
*Unity Software, Inc. 338,336 8,938,837
#Universal Display Corp. 145,644 12,684,136
#*Varonis Systems, Inc., Class B 58,767 1,545,572
#*Veeco Instruments, Inc. 198,559 9,898,166
*Vertex, Inc., Class A 175,996 2,177,071
*Viant Technology, Inc., Class A 32,622 354,275
#*Viasat, Inc. 360,668 23,771,628
#*Viavi Solutions, Inc. 615,710 32,263,204
#Vishay Intertechnology, Inc. 408,920 11,846,412
*Vishay Precision Group, Inc. 40,052 2,419,942
*Vistance Networks, Inc. 683,807 8,749,311
#Vontier Corp. 455,397 16,339,644
*WidePoint Corp. 13,878 87,987
#Xerox Holdings Corp. 240,135 540,304
*Xperi, Inc. 154,259 1,031,993
#*Yext, Inc. 463,754 1,790,090
*Zebra Technologies Corp. 17,439 3,945,748
#*Zeta Global Holdings Corp.,
Class A 500,235 9,214,329
TOTAL INFORMATION
TECHNOLOGY 1,737,269,273
MATERIALS — (5.2%)
AdvanSix, Inc. 89,470 2,206,330
#Albemarle Corp. 108,597 21,361,030
Alcoa Corp. 493,250 31,464,417
*Alpha Metallurgical Resources,
Inc. 42,930 8,004,298
*Alto Ingredients, Inc. 254,001 1,402,086
Shares Value†
MATERIALS — (Continued)
#*American Battery Technology
Co. 431,353 $ 1,457,973
*American Vanguard Corp. 93,629 269,652
*Ampco-Pittsburgh Corp. 12,320 134,534
AptarGroup, Inc. 124,910 15,448,869
Ardagh Metal Packaging SA 1,091,559 4,202,502
*Arq, Inc. 148,993 338,214
*Ascent Industries Co. 31,626 460,791
Ashland, Inc. 152,842 8,140,365
*Aspen Aerogels, Inc. 258,221 958,000
Avient Corp. 304,343 11,285,038
*Axalta Coating Systems, Ltd. 646,434 18,384,583
Balchem Corp. 102,977 16,643,143
Cabot Corp. 174,142 13,401,968
Caledonia Mining Corp. PLC 63,292 1,449,387
Celanese Corp., Class A 185,596 12,575,985
*Century Aluminum Co. 302,508 17,981,076
CF Industries Holdings, Inc. 33,940 4,215,348
Chemours Co. (The) 469,504 12,653,133
*Clearwater Paper Corp. 45,364 621,940
*Cleveland-Cliffs, Inc. 1,743,220 17,780,844
*Coeur Mining, Inc. 1,020,539 18,339,086
Commercial Metals Co. 346,857 23,919,259
*Compass Minerals International,
Inc. 141,434 3,777,702
*Contango Silver & Gold, Inc. 17,876 410,254
*Core Molding Technologies, Inc. 30,157 812,731
Crown Holdings, Inc. 139,274 13,692,027
#*Dakota Gold Corp. 209,588 1,127,583
Eagle Materials, Inc. 93,904 19,730,169
Eastman Chemical Co. 260,305 19,025,692
*Ecovyst, Inc. 374,414 5,309,191
Element Solutions, Inc. 761,645 32,438,461
Ferroglobe PLC 145,791 676,470
#*Flotek Industries, Inc. 115,904 1,958,778
FMC Corp. 334,654 5,146,978
Fortitude Gold Corp. 33,389 165,276
Friedman Industries, Inc. 20,184 415,589
Graphic Packaging Holding Co. 793,898 7,565,848
#Greif, Inc., Class A 112,470 7,337,543
Greif, Inc., Class B 18,810 1,509,314
#Hawkins, Inc. 66,891 11,200,898
HB Fuller Co. 181,625 10,991,945
Hecla Mining Co. 1,824,188 32,871,868
Huntsman Corp. 559,748 8,043,579
*Ingevity Corp. 112,260 8,553,089
Innospec, Inc. 81,623 6,224,570
#*Intrepid Potash, Inc. 44,154 1,747,174
*Ivanhoe Electric, Inc. 130,693 1,676,791
Kaiser Aluminum Corp. 53,957 9,195,891
#*Knife River Corp. 176,629 16,347,014
Koppers Holdings, Inc. 63,849 2,606,955
#Kronos Worldwide, Inc. 226,136 1,682,452
Louisiana-Pacific Corp. 223,804 16,156,411
*LSB Industries, Inc. 221,835 3,305,341
*Magnera Corp. 80,398 802,372
Materion Corp. 67,486 12,404,602
Mativ Holdings, Inc. 182,260 1,691,373

44
Dimensional U.S. Small Cap ETF
continued
Shares Value†
MATERIALS — (Continued)
#*McEwen, Inc. 194,762 $ 4,222,440
Mercer International, Inc. 161,850 181,272
*Metallus, Inc. 137,280 2,641,267
Minerals Technologies, Inc. 106,002 7,625,784
Mosaic Co. (The) 772,996 17,987,617
#*MP Materials Corp. 388,599 25,663,078
Myers Industries, Inc. 124,296 2,561,741
#NewMarket Corp. 28,772 19,438,939
Nexa Resources SA 146,440 2,212,708
Northern Technologies
International Corp. 32,240 257,920
*O-I Glass, Inc. 583,960 5,319,876
Olin Corp. 376,353 10,718,533
Orion SA 162,867 1,224,760
*Perimeter Solutions, Inc. 456,687 13,837,616
#Quaker Chemical Corp. 58,963 8,012,482
#*Ramaco Resources, Inc., Class
A 175,503 2,606,220
Ramaco Resources, Inc., Class B 11,851 118,747
*Ranpak Holdings Corp., Class A 280,935 1,429,959
*Rayonier Advanced Materials,
Inc. 221,677 2,103,715
#Royal Gold, Inc. 45,417 10,599,419
Ryerson Holding Corp. 169,792 4,704,936
Scotts Miracle-Gro Co. (The) 148,218 9,293,269
Sensient Technologies Corp. 128,666 14,621,604
Silgan Holdings, Inc. 342,352 13,882,374
*Smith-Midland Corp. 11,999 405,326
Solstice Advanced Materials, Inc. 36,329 2,977,162
Sonoco Products Co. 304,650 15,220,314
Stepan Co. 72,198 3,612,066
SunCoke Energy, Inc. 282,217 1,924,720
Sylvamo Corp. 134,774 5,758,893
*Tredegar Corp. 114,132 1,095,667
TriMas Corp. 128,864 4,770,545
#Tronox Holdings PLC 525,277 5,247,517
United States Lime & Minerals,
Inc. 87,064 9,374,181
Warrior Met Coal, Inc. 162,792 14,626,861
#Westlake Corp. 85,041 9,803,526
Worthington Steel, Inc. 163,423 6,280,346
TOTAL MATERIALS 794,065,182
REAL ESTATE — (0.7%)
*AMREP Corp. 7,501 206,653
*CKX Lands, Inc. 702 8,140
#*Compass, Inc., Class A 1,929,394 14,605,513
*Cushman & Wakefield, Ltd. 745,818 10,471,285
*Douglas Elliman, Inc. 286,634 576,134
#eXp World Holdings, Inc. 304,453 1,893,698
*Five Point Holdings LLC, Class A 236,916 1,179,842
*Forestar Group, Inc. 185,293 5,236,380
*FRP Holdings, Inc. 61,793 1,298,271
#*Howard Hughes Holdings, Inc. 179,121 11,153,865
#*InterGroup Corp. (The) 15 625
*Jones Lang LaSalle, Inc. 16,468 5,238,965
Kennedy-Wilson Holdings, Inc. 414,621 4,519,369
Marcus & Millichap, Inc. 131,588 3,656,830
*Maui Land & Pineapple Co., Inc. 32,810 509,211
Shares Value†
REAL ESTATE — (Continued)
#Newmark Group, Inc., Class A 507,446 $ 8,180,029
#*Opendoor Technologies, Inc. 2,257,897 12,147,486
*RE/MAX Holdings, Inc., Class A 67,385 721,019
#RMR Group, Inc. (The), Class A 53,574 954,153
#*Seaport Entertainment Group,
Inc. 25,681 572,429
St. Joe Co. (The) 174,621 11,275,278
#*Star Holdings 5,416 46,415
#*Stratus Properties, Inc. 26,500 801,890
*Tejon Ranch Co. 89,065 1,743,002
*Zillow Group, Inc., Class A 1,574 70,216
*Zillow Group, Inc., Class C 68,122 3,024,617
TOTAL REAL ESTATE 100,091,315
UTILITIES — (2.8%)
AES Corp. (The) 1,548,367 22,373,903
American States Water Co. 125,765 9,468,847
Artesian Resources Corp., Class
A 30,916 967,980
Avista Corp. 269,499 11,076,409
Black Hills Corp. 234,161 17,629,982
California Water Service Group 190,084 8,029,148
#Chesapeake Utilities Corp. 77,027 9,714,645
Clearway Energy, Inc., Class A 70,187 2,837,660
#Clearway Energy, Inc., Class C 227,547 9,183,797
Consolidated Water Co., Ltd.,
Class OR 53,427 1,712,335
Essential Utilities, Inc. 492,201 18,802,078
#Genie Energy, Ltd., Class B 82,346 1,150,374
Global Water Resources, Inc. 26,238 186,552
#H2O America 139,062 7,813,894
*Hallador Energy Co. 159,458 2,476,383
#*Hawaiian Electric Industries,
Inc. 548,755 8,269,738
#IDACORP, Inc. 156,627 23,140,073
#MDU Resources Group, Inc. 648,652 14,614,130
#MGE Energy, Inc. 115,937 9,300,466
Middlesex Water Co. 61,329 3,120,420
#*Montauk Renewables, Inc. 112,016 163,543
National Fuel Gas Co. 245,219 20,691,579
New Jersey Resources Corp. 329,706 18,565,745
Northwest Natural Holding Co. 131,877 6,989,481
Northwestern Energy Group, Inc. 177,460 12,837,456
OGE Energy Corp. 508,655 24,822,364
ONE Gas, Inc. 184,677 16,476,882
#Ormat Technologies, Inc. 191,589 22,013,576
Otter Tail Corp. 127,338 11,363,643
#Pinnacle West Capital Corp. 232,024 24,065,529
#Portland General Electric Co. 353,846 18,375,223
*Pure Cycle Corp. 79,694 919,669
RGC Resources, Inc. 22,844 519,244
Southwest Gas Holdings, Inc. 226,086 21,263,388
Spire, Inc. 180,228 16,433,189
*Spruce Power Holding Corp. 9,168 30,529
TXNM Energy, Inc. 8,851 522,740
#UGI Corp. 527,705 19,044,874
Unitil Corp. 59,230 3,107,206

45
Dimensional U.S. Small Cap ETF
continued
Shares Value†
UTILITIES — (Continued)
York Water Co. (The) 53,286 $ 1,546,360
TOTAL UTILITIES 421,621,034
TOTAL COMMON STOCKS 14,034,956,597
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#*Bed Bath & Beyond, Inc.
10/07/26 9,897 5,937
CONSUMER STAPLES — (0.0%)
*TreeHouse Foods, Inc. CVR
02/11/33 138,515 267,334
FINANCIALS — (0.0%)
*Sycamore Partners LLC CVR
08/29/29 24,854 13,172
HEALTH CARE — (0.0%)
*89bio, Inc. CVR 12/31/35 256,137 87,087
*Adverum Biotechnolo CVR
12/10/29 11,345 9,076
#*<Albireo Pharma, Inc. CVR
03/02/27 32,677 208,479
*<Chinook Therapeutics, Inc.
CVR 10/05/30 13,304 5,055
*Concentra Biosciences CVR
09/04/29 46,548 –
*<Mirati Therapeutics CVR
01/04/27 92,961 277,024
*<Novo Nordisk CVR 06/30/31 85,317 55,456
*<Opiant Pharma, Inc. CVR
01/04/27 8,607 –
*<Poseida Therapeutics, Inc.
CVR 01/02/29 32,914 47,067
*<Supernus Pharmaceuticals, Inc.
CVR 12/31/30 106,241 49,933
*<Verve Therapeutics, Inc. CVR
07/25/35 159,459 296,594
*<Xoma Corp. CVR 04/23/27 25,604 1,951
TOTAL HEALTH CARE 1,037,722
INFORMATION TECHNOLOGY — (0.0%)
*Xerox Holdings Corp. 02/11/27 149,252 27,522
MATERIALS — (0.0%)
*<Resolute Forest CVR 01/04/27 164,883 43,908
TOTAL RIGHTS/WARRANTS 1,395,595
TOTAL INVESTMENT SECURITIES — (91.9%)
(Cost $10,655,002,918) 14,036,352,192
SECURITIES LENDING COLLATERAL — (8.1%)
@§The DFA Short Term
Investment Fund 107,279,892 1,241,228,353
TOTAL INVESTMENTS — ( 100.0% )
(Cost $11,896,231,271) $ 15,277,580,545

46
Dimensional U.S. Small Cap ETF
continued
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 372,461,174 $ — $ — $ 372,461,174
Consumer Discretionary .......... 1,798,201,790 805,718 — 1,799,007,508
Consumer Staples .............. 521,973,419 — — 521,973,419
Energy ....................... 988,515,551 — — 988,515,551
Financials ..................... 2,816,101,684 — 56 2,816,101,740
Health Care ................... 1,587,851,554 — 142,237 1,587,993,791
Industrials ..................... 2,895,856,610 — — 2,895,856,610
Information Technology .......... 1,733,197,194 4,072,079 — 1,737,269,273
Materials ..................... 794,065,182 — — 794,065,182
Real Estate .................... 100,091,315 — — 100,091,315
Utilities ....................... 421,621,034 — — 421,621,034
Rights/Warrants
Consumer Discretionary .......... 5,937 — — 5,937
Consumer Staples .............. — 267,334 — 267,334
Financials ..................... — 13,172 — 13,172
Health Care ................... — 96,163 941,559 1,037,722
Information Technology .......... 27,522 — — 27,522
Materials ..................... — — 43,908 43,908
Securities Lending Collateral ........ — 1,241,228,353 — 1,241,228,353
Total Investments .................
$14,029,969,966 $1,246,482,819 $1,127,760> $15,277,580,545
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

47
Dimensional U.S. Targeted Value ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value†
COMMON STOCKS — (94.4%)
COMMUNICATION SERVICES — (1.8%)
#*Advantage Solutions, Inc. 21,609 $ 740,540
#*AMC Global Media, Inc., Class
A 84,423 716,751
*Angi, Inc., Class A 219,001 1,607,467
*Anterix, Inc. 25,235 1,219,355
Array Digital Infrastructure, Inc. 260,590 12,948,717
ATN International, Inc. 93,413 2,609,025
*Bandwidth, Inc., Class A 187,987 6,919,802
#*Boston Omaha Corp., Class A 135,672 1,630,778
*Bumble, Inc., Class A 539,970 2,240,876
#*Cable One, Inc. 23,739 2,171,881
*Cars.com, Inc. 431,055 4,737,295
*DHI Group, Inc. 23,056 55,104
*DoubleVerify Holdings, Inc. 575,615 6,343,277
*E.W. Scripps Co. (The), Class A 466,451 2,234,300
Entravision Communications
Corp., Class A 1,931 7,280
*EverQuote, Inc., Class A 44,179 637,061
*Gaia, Inc., Class A 72,155 225,845
#*Gambling.com Group, Ltd. 47,979 184,719
*GCI Liberty, Inc., Class A 22,977 800,978
*GCI Liberty, Inc., Class C 194,654 6,666,900
Gray Media, Inc. 492,251 2,776,296
Gray Media, Inc., Class A 2,809 30,057
*Harte Hanks, Inc. 4,124 11,424
#*Ibotta, Inc., Class A 75 2,640
John Wiley & Sons, Inc., Class A 244,822 10,020,566
*Liberty Global, Ltd., Class A 952,530 11,030,297
*Liberty Global, Ltd., Class C 880,110 9,980,447
*Liberty Latin America, Ltd., Class
A 224,566 1,823,476
*Liberty Latin America, Ltd., Class
C 1,125,331 9,351,501
*Lionsgate Studios Corp. 268,394 3,338,821
*Magnite, Inc. 32,991 422,780
Marcus Corp. (The) 178,765 3,149,839
National CineMedia, Inc. 207,441 703,225
News Corp., Class A 49,177 1,294,339
#News Corp., Class B 38,662 1,178,418
Nexstar Media Group, Inc., Class
A 197,286 41,063,108
#Paramount Skydance Corp.,
Class B 42,205 432,179
*PubMatic, Inc., Class A 189,304 1,851,393
#*QuinStreet, Inc. 1,566 19,982
*Reading International, Inc., Class
B 3,242 30,442
#*Reservoir Media, Inc. 121,034 1,217,602
Saga Communications, Inc.,
Class A 37,112 418,623
#Scholastic Corp. 193,147 7,795,413
Shenandoah Telecommunications
Co. 258,164 4,060,920
Shares Value†
COMMUNICATION SERVICES — (Continued)
#Shutterstock, Inc. 41,969 $ 678,639
#Sinclair, Inc. 188,681 2,933,990
#Sirius XM Holdings, Inc. 317,268 8,547,200
Spok Holdings, Inc. 55,994 598,576
#*Stagwell, Inc., Class A 235,904 1,479,118
*Starz Entertainment Corp. 18,010 330,303
Telephone and Data Systems,
Inc. 698,086 31,455,755
Townsquare Media, Inc., Class A 4,064 26,253
#*TripAdvisor, Inc. 681,534 7,585,473
*Urban One, Inc. 2,763 13,262
Versant Media Group, Inc. 162,687 6,538,391
#*Vivid Seats, Inc., Class A 7,944 53,225
*Yelp, Inc., Class A 345,689 9,541,016
#*Ziff Davis, Inc. 283,342 12,965,730
*ZoomInfo Technologies, Inc.,
Class A 1,906,535 11,915,844
TOTAL COMMUNICATION
SERVICES 261,364,514
CONSUMER DISCRETIONARY — (12.7%)
#*1-800-Flowers.com, Inc., Class
A 64,183 227,208
*Abercrombie & Fitch Co. 163,613 13,964,370
#Academy Sports & Outdoors,
Inc. 475,978 26,102,635
*Adient PLC 449,295 9,457,660
ADT, Inc. 4,703,032 35,413,831
#Advance Auto Parts, Inc. 192,358 11,447,225
#AMCON Distributing Co. 680 60,418
#American Eagle Outfitters, Inc. 1,240,228 21,604,772
*American Outdoor Brands, Inc. 79,226 745,517
*American Public Education, Inc. 85,152 4,951,589
*Aptiv PLC 38,107 2,296,328
Aramark 847,077 38,702,948
Arhaus, Inc., Class A 98,877 731,690
*Ark Restaurants Corp. 17,367 115,143
Arko Corp. 457,025 3,016,365
*Asbury Automotive Group, Inc. 137,690 28,046,076
Autoliv, Inc. 110,105 12,764,473
*AutoNation, Inc. 221,211 46,980,792
#*Barnes & Noble Education, Inc. 3,752 36,995
Bassett Furniture Industries, Inc. 57,159 833,378
*Beazer Homes USA, Inc. 80,040 1,728,064
#*Biglari Holdings, Inc., Class A 379 617,842
*Biglari Holdings, Inc., Class B 11,830 3,658,427
#*Birkenstock Holding PLC 652,392 25,273,666
#*BJ's Restaurants, Inc. 163,691 6,285,734
Bloomin' Brands, Inc. 352,856 2,152,422
BorgWarner, Inc. 1,408,709 80,254,152
*Bright Horizons Family Solutions,
Inc. 164,833 13,369,605
Brightstar Lottery PLC 55,337 726,575
Brunswick Corp. 435,502 34,600,634

48
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#Build-A-Bear Workshop, Inc.,
Class A 1,226 $ 45,288
*Caesars Entertainment, Inc. 127,464 3,543,499
Caleres, Inc. 195,697 2,563,631
#*Callaway Golf Co 1,049,611 16,059,048
Camping World Holdings, Inc.,
Class A 176,933 1,449,081
Canterbury Park Holding Corp. 7,625 120,780
*Capri Holdings, Ltd. 204,376 3,987,376
*CarMax, Inc. 323,195 12,704,795
Carriage Services, Inc., Class A 53,983 2,650,565
#Carter's, Inc. 270,466 9,769,232
*Cato Corp. (The), Class A 54,900 157,563
Century Communities, Inc. 208,096 11,657,538
*Champion Homes, Inc. 166,559 12,696,793
*Citi Trends, Inc. 37,319 1,817,808
#Columbia Sportswear Co. 219,703 13,384,307
*Cooper-Standard Holdings, Inc. 30,268 910,159
*Covista, Inc. 217,961 25,113,466
#Cracker Barrel Old Country
Store, Inc. 116,310 3,642,829
#Cricut, Inc., Class A 186,289 802,906
*Crocs, Inc. 204,516 20,856,542
Dana, Inc. 975,406 35,553,549
*Dauch Corporation 789,122 4,505,887
*Dave & Buster's Entertainment,
Inc. 333 3,753
#Designer Brands, Inc., Class A 247,675 1,857,562
*Destination XL Group, Inc. 176,995 109,259
#*Dorman Products, Inc. 157,911 17,766,567
#*Dream Finders Homes, Inc.,
Class A 185,373 2,706,446
*El Pollo Loco Holdings, Inc. 246,536 3,333,167
#Escalade, Inc. 40,844 763,783
Ethan Allen Interiors, Inc. 187,915 4,010,106
*European Wax Center, Inc.,
Class A 646 3,747
*First Watch Restaurant Group,
Inc. 325,866 4,275,362
Flanigan's Enterprises, Inc. 9,557 306,875
Flexsteel Industries, Inc. 37,177 2,055,888
#*Floor & Decor Holdings, Inc.,
Class A 409,861 19,837,272
*Fox Factory Holding Corp. 38,293 679,701
*Funko, Inc., Class A 92,668 408,666
Gap, Inc. (The) 2,695,301 66,277,452
*Genesco, Inc. 77,387 2,746,465
Gentex Corp. 780,751 18,043,156
*Gentherm, Inc. 161,262 4,853,986
Genuine Parts Co. 126,157 13,527,815
*GigaCloud Technology, Inc.,
Class A 29,936 1,331,853
G-III Apparel Group, Ltd. 324,132 10,109,677
#*Global Business Travel Group I 188,111 1,102,330
#Gold.com, Inc., Class A 145,121 6,558,018
Golden Entertainment, Inc. 20,498 539,885
#*Good Times Restaurants, Inc. 24,864 31,826
*Goodyear Tire & Rubber Co.
(The) 2,136,204 15,124,324
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Graham Holdings Co., Class B 17,716 $ 19,886,387
*Green Brick Partners, Inc. 107,308 7,236,851
Group 1 Automotive, Inc. 71,929 25,669,302
#Hamilton Beach Brands Holding
Co., Class A 57,930 1,205,523
#Harley-Davidson, Inc. 842,824 20,135,065
Haverty Furniture Cos., Inc. 110,247 2,440,869
Haverty Furniture Cos., Inc.,
Class A 700 15,750
*Helen of Troy, Ltd. 72,509 1,678,583
#*Hilton Grand Vacations, Inc. 522,660 24,549,340
*Holley, Inc. 7,815 25,789
Hooker Furnishings Corp. 36,712 446,051
*Hovnanian Enterprises, Inc.,
Class A 23,165 2,604,673
J Jill, Inc. 24,999 318,487
JAKKS Pacific, Inc. 71,643 1,558,952
Jerash Holdings US, Inc. 17,957 62,670
Johnson Outdoors, Inc., Class A 15,003 789,608
KB Home 181,666 9,626,481
#Kohl's Corp. 803,578 11,386,700
#*Krispy Kreme, Inc. 258,007 1,016,548
#*Lands' End, Inc. 139,663 1,576,795
*Latham Group, Inc. 373,087 2,264,638
La-Z-Boy, Inc. 288,691 10,029,125
#LCI Industries 166,577 19,859,310
Lear Corp. 364,349 46,319,688
*Legacy Education, Inc. 78 846
#*Legacy Housing Corp. 102,380 2,226,765
Leggett & Platt, Inc. 48,688 529,239
#Levi Strauss & Co., Class A 20,984 467,524
*LGI Homes, Inc. 78,735 3,855,653
*Liberty Live Holdings, Inc., Class
A 6,711 612,110
*Liberty Live Holdings, Inc., Class
C 4,952 463,507
*Life Time Group Holdings, Inc. 910,816 24,418,977
Lifetime Brands, Inc. 57,274 386,599
#Lithia Motors, Inc., Class A 173,865 50,441,714
#LKQ Corp. 1,221,157 38,564,138
*Lovesac Co. (The) 81,773 1,292,831
*M/I Homes, Inc. 93,946 12,352,960
Macy's, Inc. 1,916,184 37,461,397
*Malibu Boats, Inc., Class A 109,307 2,798,259
Marine Products Corp. 56,696 449,032
#Marriott Vacations Worldwide
Corp. 184,376 13,276,916
*MasterCraft Boat Holdings, Inc. 92,226 2,153,477
*Mattel, Inc. 1,868,342 28,174,597
#Matthews International Corp.,
Class A 197,933 5,649,008
Meritage Homes Corp. 185,725 12,506,721
*MGM Resorts International 35,812 1,394,519
#*Mister Car Wash, Inc. 654,865 4,636,444
*Mohawk Industries, Inc. 389,627 41,129,026
Monarch Casino & Resort, Inc. 9,622 1,142,035
Monro, Inc. 78,461 1,377,775
*Motorcar Parts of America, Inc. 135,923 1,525,056
Movado Group, Inc. 51,688 1,407,981

49
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*National Vision Holdings, Inc. 470,792 $ 10,931,790
Newell Brands, Inc. 1,273,902 5,197,520
*Ollie's Bargain Outlet Holdings,
Inc. 24,098 2,084,718
*OneWater Marine, Inc., Class A 39,295 368,980
#Oxford Industries, Inc. 82,979 3,554,820
#Patrick Industries, Inc. 184,977 17,202,861
*Penn Entertainment, Inc. 46,938 819,537
#Penske Automotive Group, Inc. 178,422 30,602,941
#Perdoceo Education Corp. 485,274 16,470,200
#*Petco Health & Wellness Co.,
Inc., Class A 857,087 2,434,127
Phinia, Inc. 280,426 20,232,736
Polaris, Inc. 180,037 11,931,052
#*Portillo's, Inc., Class A 368,551 2,303,444
*Pursuit Attractions and
Hospitality, Inc. 26,123 1,099,256
#PVH Corp. 364,259 33,307,843
#RCI Hospitality Holdings, Inc. 36,481 912,755
*Revolve Group, Inc., Class A 82 2,087
Rocky Brands, Inc. 49,608 1,819,125
*Sally Beauty Holdings, Inc. 704,365 9,987,896
#*Savers Value Village, Inc. 54,968 464,480
#Shoe Carnival, Inc. 181,725 3,365,547
#Signet Jewelers, Ltd. 292,121 26,007,533
Smith & Wesson Brands, Inc. 292,943 4,552,334
#Sonic Automotive, Inc., Class A 158,292 12,465,495
#Standard Motor Products, Inc. 162,322 6,065,973
#Steven Madden, Ltd. 207,878 7,807,898
*Stoneridge, Inc. 12,495 87,465
#Strategic Education, Inc. 155,725 12,208,840
*Strattec Security Corp. 26,612 2,002,819
*Stride, Inc. 194,129 18,861,574
#Sturm Ruger & Co., Inc. 55,239 2,396,268
Superior Group of Cos., Inc. 101,078 1,140,160
*Target Hospitality Corp. 96,466 1,402,616
*Taylor Morrison Home Corp.,
Class A 719,896 43,726,483
#Thor Industries, Inc. 376,505 29,758,955
Toll Brothers, Inc. 614,799 87,387,530
*Tri Pointe Homes, Inc. 6,984 327,480
*Udemy, Inc. 592 2,806
#*Under Armour, Inc., Class A 1,305,873 8,213,941
#*Under Armour, Inc., Class C 1,235,772 7,501,136
*Unifi, Inc. 32,528 118,402
*Universal Electronics, Inc. 28,226 118,831
Upbound Group, Inc. 371,141 7,333,746
*Urban Outfitters, Inc. 480,163 33,774,665
*Versigent PLC 12,702 444,189
Visteon Corp. 165,207 18,455,274
Weyco Group, Inc. 57,888 1,909,725
#Whirlpool Corp. 148,164 8,306,074
Winnebago Industries, Inc. 157,156 5,124,857
*Zumiez, Inc. 115,661 2,841,791
TOTAL CONSUMER
DISCRETIONARY 1,835,360,983
CONSUMER STAPLES — (6.0%)
#Albertsons Cos., Inc., Class A 2,476,113 41,722,504
Shares Value†
CONSUMER STAPLES — (Continued)
#Alico, Inc. 22,858 $ 951,121
Andersons, Inc. (The) 241,143 18,939,371
#B&G Foods, Inc. 34,120 189,025
*BellRing Brands, Inc. 158,570 2,822,546
*Boston Beer Co., Inc. (The),
Class A 50,890 12,062,966
#Brown-Forman Corp., Class A 59,348 1,559,665
#Brown-Forman Corp., Class B 1,217,113 31,365,002
Bunge Global SA 8,129 1,032,952
Calavo Growers, Inc. 106,540 3,000,166
#Cal-Maine Foods, Inc. 338,593 26,159,695
#Campbell's Company (The) 2,079,702 43,237,005
*Central Garden & Pet Co. 59,714 2,210,612
*Central Garden & Pet Co., Class
A 339,534 11,394,761
Coffee Holding Co., Inc. 16,381 76,172
Conagra Brands, Inc. 2,579,287 37,012,768
#*Coty, Inc., Class A 1,359,151 3,343,511
*Darling Ingredients, Inc. 924,110 59,355,585
Dole PLC 553,180 8,397,272
#Edgewell Personal Care Co. 219,463 4,948,891
#*elf Beauty, Inc. 759 48,553
*Farmer Bros Co. 25,793 33,015
#Flowers Foods, Inc. 1,160,450 10,513,677
Fresh Del Monte Produce, Inc. 384,436 16,104,024
#*Freshpet, Inc. 3,173 213,797
#*Grocery Outlet Holding Corp. 461,947 3,654,001
*Hain Celestial Group, Inc. (The) 277,226 181,084
Hormel Foods Corp. 1,121,750 24,083,973
Ingles Markets, Inc., Class A 98,301 8,991,592
Ingredion, Inc. 448,517 50,117,290
Interparfums, Inc. 21,185 1,932,496
J&J Snack Foods Corp. 52,884 4,667,542
J.M. Smucker Co. (The) 660,511 64,749,893
John B. Sanfilippo & Son, Inc. 40,684 3,327,544
#Lamb Weston Holdings, Inc. 63,534 2,766,906
Limoneira Co. 16,975 216,092
*Mannatech, Inc. 2,523 11,126
*Maplebear, Inc. 640,001 27,104,042
Marzetti Co. (The) 3,976 517,993
McCormick & Co., Inc. 4 203
McCormick & Co., Inc. 478,956 24,350,123
MGP Ingredients, Inc. 34,782 693,553
#*Mission Produce, Inc. 332,060 4,602,352
#Molson Coors Beverage Co.,
Class B 1,247,183 53,304,601
#Natural Grocers by Vitamin
Cottage, Inc. 23,017 666,572
*Nature's Sunshine Products, Inc. 100,338 2,725,180
Nu Skin Enterprises, Inc., Class A 253,656 1,851,689
Oil-Dri Corp. of America 28,428 2,073,823
*Performance Food Group Co. 609,259 55,174,495
Pilgrim's Pride Corp. 690,061 22,841,019
#*Post Holdings, Inc. 305,330 31,983,318
PriceSmart, Inc. 181,921 28,547,043
#Primo Brands Corp., Class A 42,775 871,755
Reynolds Consumer Products,
Inc. 675,826 14,172,071
Seaboard Corp. 4,806 27,326,580

50
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
*Seneca Foods Corp., Class A 34,663 $ 4,847,967
*Seneca Foods Corp., Class B 1,786 248,308
*Simply Good Foods Co. (The) 318,569 4,259,268
Smithfield Foods, Inc. 201,513 5,295,762
#Spectrum Brands Holdings, Inc. 157,781 13,032,711
#Tootsie Roll Industries, Inc. 75,274 3,178,068
*United Natural Foods, Inc. 301,168 15,064,423
#Universal Corp. 188,307 10,089,489
*USANA Health Sciences, Inc. 97,080 1,849,374
Utz Brands, Inc. 219,537 1,747,515
Village Super Market, Inc., Class
A 75,424 3,250,020
#*Vital Farms, Inc. 91,313 1,246,422
#Weis Markets, Inc. 187,839 13,182,541
*Willamette Valley Vineyards, Inc. 2,875 8,165
TOTAL CONSUMER STAPLES 877,500,640
ENERGY — (11.0%)
*Antero Resources Corp. 1,736,275 68,166,156
APA Corp. 2,451,617 99,854,360
Archrock, Inc. 13,800 534,750
Ardmore Shipping Corp. 277,669 4,920,295
#Atlas Energy Solutions, Inc.,
Class A 251,947 4,378,839
#*BKV Corp. 4,929 155,411
Bristow Group, Inc. 188,346 9,253,439
Cactus, Inc., Class A 164,398 9,160,257
California Resources Corp. 502,335 34,289,387
Chord Energy Corp. 210,511 30,650,402
*Clean Energy Fuels Corp. 379,029 871,767
#*CNX Resources Corp. 1,056,101 41,092,890
#*Comstock Resources, Inc. 1,339,709 23,337,731
#Core Laboratories, Inc. 197,077 2,887,178
Core Natural Resources, Inc. 213,316 19,142,978
#Crescent Energy Co., Class A 1,419,329 19,089,975
DHT Holdings, Inc. 1,132,113 20,921,448
*DMC Global, Inc. 71,861 444,101
Dorian LPG, Ltd. 300,231 11,573,905
*Drilling Tools International Corp. 3,217 11,099
DT Midstream, Inc. 285,879 42,307,233
Epsilon Energy, Ltd. 97,485 620,005
Evolution Petroleum Corp. 217,603 1,044,494
*Expro Group Holdings NV 658,314 11,987,898
*Forum Energy Technologies, Inc. 76,947 4,837,658
FutureFuel Corp. 1,415 7,047
#*Geospace Technologies Corp. 29,490 269,833
*Gran Tierra Energy, Inc. 9,054 83,840
Granite Ridge Resources, Inc. 364,543 2,198,194
*Gulfport Energy Corp. 74,231 14,292,437
*Helix Energy Solutions Group,
Inc. 973,983 10,080,724
Helmerich & Payne, Inc. 713,102 28,795,059
HF Sinclair Corp. 958,408 64,414,602
#HighPeak Energy, Inc. 3,693 25,039
*Innovex International, Inc. 228,104 6,334,448
International Seaways, Inc. 358,883 29,769,345
Kodiak Gas Services, Inc. 342,791 23,241,230
*Kosmos Energy, Ltd. 442,929 1,364,221
#Liberty Energy, Inc., Class A 1,155,230 39,035,222
Shares Value†
ENERGY — (Continued)
Magnolia Oil & Gas Corp., Class
A 1,126,640 $ 34,069,594
#Matador Resources Co. 874,916 55,504,671
#Mexco Energy Corp. 4,858 47,900
#*MIND Technology, Inc. 12,628 78,420
Murphy Oil Corp. 1,039,631 43,414,991
#*Nabors Industries, Ltd. 62,825 6,446,473
NACCO Industries, Inc., Class A 35,007 1,686,637
*National Energy Services
Reunited Corp. 143,599 3,581,359
Natural Gas Services Group, Inc. 92,477 3,762,889
*NCS Multistage Holdings, Inc. 2,032 111,089
#Noble Corp. PLC 625,429 31,915,642
#Nordic American Tankers, Ltd. 1,420,864 7,928,421
#Northern Oil & Gas, Inc. 665,800 18,083,128
#NOV, Inc. 2,261,724 46,274,873
*Oceaneering International, Inc. 395,018 14,828,976
*Oil States International, Inc. 386,648 4,438,719
Ovintiv, Inc. 1,625,319 100,038,384
*Par Pacific Holdings, Inc. 119,799 7,867,200
Patterson-UTI Energy, Inc. 2,703,648 33,038,579
PBF Energy, Inc., Class A 9,742 422,413
Peabody Energy Corp. 656,600 17,504,956
*PEDEVCO Corp. 33 527
Permian Resources Corp., Class
A 5,660,519 122,380,421
*PrimeEnergy Resources Corp. 9,047 2,004,725
*ProFrac Holding Corp., Class A 14,652 110,476
#*ProPetro Holding Corp. 785,324 13,452,600
Range Resources Corp. 1,037,994 45,152,739
Ranger Energy Services, Inc.,
Class A 151,033 2,637,036
*REX American Resources Corp. 217,814 10,563,979
Riley Exploration Permian, Inc. 74,443 2,692,603
RPC, Inc. 1,402,145 11,048,903
*Rubico, Inc. 1 4
SandRidge Energy, Inc. 171,680 2,669,624
#Scorpio Tankers, Inc. 374,062 30,422,462
*SEACOR Marine Holdings, Inc. 144,099 1,095,152
*Seadrill, Ltd. 388,658 19,312,416
Select Water Solutions, Inc.,
Class A 767,938 12,847,603
SFL Corp., Ltd., Class B 1,131,667 13,048,119
SM Energy Co. 1,099,313 34,111,682
Smart Sand, Inc. 101,830 561,083
*Stabilis Solutions, Inc. 782 3,323
*Talos Energy, Inc. 1,215,181 19,345,682
Teekay Corp., Ltd. 612,850 8,187,676
Teekay Tankers, Ltd., Class A 219,038 17,205,435
*TETRA Technologies, Inc. 19,800 188,496
#*Tidewater, Inc. 262,245 23,426,346
*TOP Ships, Inc. 4,995 10,989
#*Transocean, Ltd. 5,096,722 34,759,644
VAALCO Energy, Inc. 686,133 4,507,894
*Valaris, Ltd. 396,532 40,438,333
#Vitesse Energy, Inc. 176,775 3,316,299
World Kinect Corp. 103,372 2,787,943
TOTAL ENERGY 1,590,780,425

51
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
FINANCIALS — (26.2%)
#1st Source Corp. 157,881 $ 11,608,990
*Acacia Research Corp. 379,142 1,926,041
#ACNB Corp. 41,245 2,090,709
Affiliated Managers Group, Inc. 31,486 9,277,980
*Affinity Bancshares, Inc. 4,123 92,438
Alerus Financial Corp. 71,939 1,938,037
Ally Financial, Inc. 1,773,416 78,721,936
Amalgamated Financial Corp. 188,213 7,694,147
Amerant Bancorp, Inc., Class A 75,421 1,732,420
American Coastal Insurance
Corp. 50,529 601,295
American Financial Group, Inc. 186,099 24,801,414
Ameris Bancorp 461,754 39,364,529
AMERISAFE, Inc. 21,406 648,602
AmeriServ Financial, Inc. 93,747 371,238
Ames National Corp. 33,987 957,754
Arrow Financial Corp. 95,249 3,509,926
Associated Banc-Corp 1,010,677 28,460,664
Associated Capital Group, Inc.,
Class A 5,628 221,462
Assurant, Inc. 150,347 35,522,486
Assured Guaranty, Ltd. 205,736 16,849,778
Atlantic American Corp. 9,607 24,882
Atlantic Union Bankshares Corp. 702,837 26,461,813
#*Atlanticus Holdings Corp. 80,603 6,400,684
Auburn National BanCorp, Inc. 804 19,272
Axis Capital Holdings, Ltd. 474,035 47,597,854
*Axos Financial, Inc. 330,798 31,902,159
Banc of California, Inc. 684,773 12,825,798
BancFirst Corp. 9,050 1,010,070
#Bank First Corp. 7,605 1,105,083
Bank of Hawaii Corp. 70,323 5,591,382
Bank of Marin Bancorp 63,496 1,628,037
Bank of NT Butterfield & Son, Ltd.
(The) 214,894 11,915,872
Bank of the James Financial
Group, Inc. 4,961 113,905
#Bank OZK 792,529 38,168,197
Bank7 Corp. 13,641 585,745
BankUnited, Inc. 456,500 21,218,120
Bankwell Financial Group, Inc. 36,504 1,887,987
Banner Corp. 237,923 15,919,428
Bar Harbor Bankshares 92,274 3,160,385
BayCom Corp. 59,438 1,781,951
BCB Bancorp, Inc. 54,771 555,926
Beacon Financial Corp. 546,413 15,589,163
#BOK Financial Corp. 350,985 46,958,283
*Bowhead Specialty Holdings,
Inc. 1,841 43,779
Bread Financial Holdings, Inc. 337,233 28,590,614
*Bridgewater Bancshares, Inc. 122,698 2,224,515
*Brighthouse Financial, Inc. 399,803 24,891,735
#Burke & Herbert Financial
Services Corp. 20,582 1,323,628
Business First Bancshares, Inc. 118,411 3,242,093
*BV Financial, Inc. 8,426 164,981
Byline Bancorp, Inc. 262,169 8,428,733
C&F Financial Corp. 20,909 1,562,948
California BanCorp 28,340 529,675
Shares Value†
FINANCIALS — (Continued)
*California First Leasing Corp. 1,274 $ 33,825
Camden National Corp. 98,618 4,750,429
Capital Bancorp, Inc. 44,787 1,410,343
#Capital City Bank Group, Inc. 114,123 5,269,059
Capitol Federal Financial, Inc. 817,473 6,278,193
*Carter Bankshares, Inc. 135,756 3,475,354
Cass Information Systems, Inc. 663 31,353
Cathay General Bancorp 480,167 26,903,757
CB Financial Services, Inc. 3,232 113,702
Central Pacific Financial Corp. 161,985 5,390,861
CF Bankshares, Inc. 4,747 139,087
Chemung Financial Corp. 19,407 1,288,819
ChoiceOne Financial Services,
Inc. 15,402 462,522
Citizens & Northern Corp. 89,168 1,968,829
Citizens Community Bancorp, Inc. 50,028 1,038,081
Citizens Financial Services, Inc. 2,210 139,584
#*Citizens, Inc., Class A 40,091 216,491
#City Holding Co. 38,920 4,785,603
Civista Bancshares, Inc. 97,010 2,412,639
CNB Financial Corp. 136,990 4,161,756
CNO Financial Group, Inc. 611,894 27,198,688
Cohen & Co., Inc. 2,405 56,469
Colony Bankcorp, Inc. 90,749 1,800,460
Columbia Banking System, Inc. 1,487,330 44,024,968
#*Columbia Financial, Inc. 109,358 2,102,954
Commerce Bancshares, Inc. 567,910 29,548,357
Community Bancorp 38 1,518
Community Financial System, Inc. 257,647 16,324,514
Community Trust Bancorp, Inc. 131,739 8,553,813
Community West Bancshares 135,615 3,216,788
ConnectOne Bancorp, Inc. 271,096 7,921,425
*Consumer Portfolio Services,
Inc. 133,992 1,216,647
Corebridge Financial, Inc. 1,622,872 44,693,895
Cullen/Frost Bankers, Inc. 223,182 32,345,767
*Customers Bancorp, Inc. 216,136 16,484,693
CVB Financial Corp. 1,076,758 21,933,560
DigitalBridge Group, Inc. 42,560 662,234
Dime Community Bancshares,
Inc. 248,227 8,908,867
Donegal Group, Inc., Class A 174,081 2,928,042
#Donegal Group, Inc., Class B 6,421 123,604
Eagle Bancorp Montana, Inc. 20,132 445,320
Eagle Financial Services, Inc. 322 12,133
East West Bancorp, Inc. 154,940 19,595,262
#*eHealth, Inc. 99,505 204,980
#Employers Holdings, Inc. 173,356 7,301,755
Enact Holdings, Inc. 281,192 12,015,334
*Encore Capital Group, Inc. 55,134 4,563,441
*Enova International, Inc. 98,051 16,610,820
Enterprise Financial Services
Corp. 249,627 14,433,433
Equity Bancshares, Inc., Class A 102,934 4,667,028
Essent Group, Ltd. 598,214 36,203,911
#*Euronet Worldwide, Inc. 146,206 10,582,390
Everest Group, Ltd. 21,091 7,524,425
EVERTEC, Inc. 10,670 315,085

52
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
*EZCORP, Inc., Class A 354,014 $ 11,604,579
F&G Annuities & Life, Inc. 140,448 4,022,431
Farmers & Merchants Bancorp,
Inc. 19,514 522,585
Farmers National Banc Corp. 184,268 2,592,651
FB Financial Corp. 272,659 14,742,672
#Federal Agricultural Mortgage
Corp., Class A 2,759 371,568
Federal Agricultural Mortgage
Corp., Class C 56,863 9,882,789
#Fidelis Insurance Holdings, Ltd. 4,102 86,675
Fidelity D&D Bancorp, Inc. 60 2,705
Fidelity National Financial, Inc. 535,693 28,016,744
Fifth Third Bancorp 4,950 251,262
*Finance Of America Cos, Inc.,
Class A 8,859 174,965
Financial Institutions, Inc. 100,308 3,417,494
Finward Bancorp 2,128 68,479
*Finwise Bancorp 5,934 92,274
First American Financial Corp. 607,047 42,572,206
First Bancorp 1,079,716 26,215,504
#First Bancorp 215,874 12,464,565
First Bancorp, Inc. (The) 66,183 1,883,568
First Bank 100,148 1,486,196
First Busey Corp. 512,830 13,436,146
First Business Financial Services,
Inc. 48,820 2,743,684
First Capital, Inc. 1,110 60,029
First Commonwealth Financial
Corp. 706,561 13,007,788
First Community Bankshares, Inc. 105,901 4,513,501
First Community Corp. 24,070 712,713
First Financial Bancorp 674,117 20,412,263
#First Financial Bankshares, Inc. 59,069 1,906,157
First Financial Corp. 75,803 4,977,983
#First Hawaiian, Inc. 770,251 21,012,447
First Horizon Corp. 3,039,885 75,875,530
First Internet Bancorp 29,650 679,578
#First Interstate BancSystem,
Inc., Class A 611,837 21,714,095
First Merchants Corp. 408,713 16,528,354
First Mid Bancshares, Inc. 118,173 4,973,902
First National Corp. 3,349 89,485
First Northwest Bancorp 7,431 74,310
First United Corp. 37,486 1,392,980
First US Bancshares, Inc. 230 3,795
*First Western Financial, Inc. 29,162 825,576
#*Firstsun Capital Bancorp 23,028 814,270
Five Star Bancorp 28,877 1,168,075
FNB Corp. 2,264,258 40,417,005
Franklin Financial Services Corp. 3,587 202,127
#Franklin Resources, Inc. 2,289,927 68,629,112
FS Bancorp, Inc. 40,565 1,648,562
Fulton Financial Corp. 1,291,767 27,889,250
FVCBankcorp, Inc. 29,819 466,966
*Genworth Financial, Inc., Class A 2,030,070 17,844,315
#German American Bancorp, Inc. 136,478 5,878,107
#Glacier Bancorp, Inc. 123,725 6,068,711
Globe Life, Inc. 402,011 62,030,297
Shares Value†
FINANCIALS — (Continued)
Great Southern Bancorp, Inc. 78,584 $ 5,361,000
*Green Dot Corp., Class A 310,251 3,893,650
*Greenlight Capital Re, Ltd.,
Class A 89,350 1,636,892
Hamilton Insurance Group, Ltd.,
Class B 126,364 4,140,948
#Hancock Whitney Corp. 523,607 35,348,709
Hanmi Financial Corp. 189,372 5,664,117
Hanover Bancorp, Inc. 1,859 44,095
Hanover Insurance Group, Inc.
(The) 103,957 19,511,689
Hawthorn Bancshares, Inc. 19,698 662,247
HBT Financial, Inc. 43,826 1,216,610
HCI Group, Inc. 21,776 3,344,140
Hennessy Advisors, Inc. 3,429 34,290
Heritage Financial Corp. 208,343 5,733,599
*Heritage Insurance Holdings, Inc. 210,825 6,181,389
Hilltop Holdings, Inc. 246,044 9,268,477
#Hingham Institution For Savings
(The) 4,459 1,267,248
Home Bancorp, Inc. 45,385 2,822,493
Home BancShares, Inc. 670,503 18,016,416
Home Federal Bancorp, Inc. of
Louisiana 790 14,805
HomeTrust Bancshares, Inc. 78,664 3,592,585
Hope Bancorp, Inc. 785,838 9,783,683
Horace Mann Educators Corp. 273,268 12,417,298
Horizon Bancorp, Inc. 84,338 1,526,518
Independent Bank Corp. 114,868 3,814,766
Independent Bank Corp. 222,190 17,328,598
International Bancshares Corp. 414,001 29,700,432
*International Money Express,
Inc. 220 3,500
Invesco, Ltd. 2,557,359 67,028,379
Investar Holding Corp. 45,869 1,271,030
Investors Title Co. 10,610 2,512,236
Isabella Bank Corp. 64 2,548
Jackson Financial, Inc., Class A 493,823 57,169,889
James River Group Holdings, Inc. 4,433 27,485
Janus Henderson Group PLC 267,880 13,825,287
John Marshall Bancorp, Inc. 146 3,066
Kearny Financial Corp. 223,383 1,795,999
Kemper Corp. 293,146 9,876,089
Kingstone Cos., Inc. 9,522 158,732
Lake Shore Bancorp, Inc. 3,125 50,812
Lakeland Financial Corp. 18,619 1,126,822
Landmark Bancorp, Inc. 7,030 186,436
LCNB Corp. 40,817 661,644
*LendingClub Corp. 691,630 11,806,124
Lincoln National Corp. 985,589 37,265,120
LINKBANCORP, Inc. 5,591 48,586
Live Oak Bancshares, Inc. 183,488 6,899,149
Magyar Bancorp, Inc. 9,232 160,637
MainStreet Bancshares, Inc. 8,611 201,670
#Mechanics Bancorp 79,143 1,168,546
Medallion Financial Corp. 186 1,704
Mercantile Bank Corp. 92,928 4,768,136
#Merchants Bancorp 209,765 9,762,463
Mercury General Corp. 358,459 34,881,645

53
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
Meridian Corp. 36,966 $ 695,700
Metrocity Bankshares, Inc. 48,701 1,557,945
Metropolitan Bank Holding Corp. 62,028 5,480,174
MGIC Investment Corp. 1,595,832 42,257,631
Mid Penn Bancorp, Inc. 74,542 2,457,650
Midland States Bancorp, Inc. 29,616 770,312
MVB Financial Corp. 43,129 1,126,961
National Bank Holdings Corp.,
Class A 238,495 10,183,737
National Bankshares, Inc. 12,250 438,489
Navient Corp. 501,730 4,635,985
NB Bancorp, Inc. 21,744 426,835
NBT Bancorp, Inc. 347,050 15,162,614
Nelnet, Inc., Class A 160,372 22,724,712
*NerdWallet, Inc., Class A 189,618 2,055,459
*NI Holdings, Inc. 24,687 317,969
Nicolet Bankshares, Inc. 91,441 13,394,278
*NMI Holdings, Inc., Class A 548,779 21,243,235
#Northeast Bank 52,134 6,482,863
Northeast Community Bancorp,
Inc. 44,416 1,065,762
Northfield Bancorp, Inc. 268,859 3,750,583
Northrim BanCorp, Inc. 142,064 3,484,830
Northwest Bancshares, Inc. 995,515 13,767,972
Norwood Financial Corp. 6,582 192,655
Oak Valley Bancorp 13,324 440,758
OceanFirst Financial Corp. 345,550 6,589,637
*Octave Specialty Group, Inc. 40,255 178,330
OFG Bancorp 305,718 14,050,799
Ohio Valley Banc Corp. 5,534 246,318
#Old National Bancorp 1,895,702 45,439,977
Old Republic International Corp. 863,302 34,488,915
Old Second Bancorp, Inc. 280,946 5,790,297
OneMain Holdings, Inc., Class A 834,987 49,072,186
*Onity Group, Inc. 52,168 2,400,250
OP Bancorp 69,572 997,662
*Oportun Financial Corp. 215,540 1,312,639
Oppenheimer Holdings, Inc.,
Class A 26,911 3,080,771
*OptimumBank Holdings, Inc. 8,337 45,520
Orange County Bancorp, Inc. 6,471 220,661
Origin Bancorp, Inc. 159,293 7,458,098
Orrstown Financial Services, Inc. 71,500 2,626,910
#Park National Corp. 47,092 8,108,771
Parke Bancorp, Inc. 61,453 1,850,350
Pathfinder Bancorp, Inc. 1,123 15,610
#Pathward Financial, Inc. 140,457 12,197,286
*Payoneer Global, Inc. 397,534 1,979,719
#*Paysafe, Ltd. 344,030 3,110,031
PCB Bancorp 53,785 1,297,832
Peapack-Gladstone Financial
Corp. 101,192 4,224,766
PennyMac Financial Services,
Inc. 219,574 19,825,336
Peoples Bancorp of North
Carolina, Inc. 12,772 503,472
Peoples Bancorp, Inc. 215,706 7,420,286
Peoples Financial Services Corp. 29,268 1,667,105
Pinnacle Financial Partners, Inc. 514,884 50,942,623
Shares Value†
FINANCIALS — (Continued)
*Pioneer Bancorp, Inc. 19,723 $ 280,658
Plumas Bancorp 12,360 630,484
*Ponce Financial Group, Inc. 123,556 2,157,288
Popular, Inc. 401,102 60,297,664
*PRA Group, Inc. 74,777 1,629,391
Preferred Bank/Los Angeles CA 80,187 7,596,115
Primis Financial Corp. 42,674 625,601
Princeton Bancorp, Inc. 8,943 319,891
#*ProAssurance Corp. 84,747 2,093,251
#PROG Holdings, Inc. 76,102 2,726,735
Prosperity Bancshares, Inc. 562,842 39,201,945
Provident Financial Holdings, Inc. 34,104 585,225
Provident Financial Services, Inc. 844,196 19,146,365
QCR Holdings, Inc. 117,584 10,631,945
Radian Group, Inc. 622,834 22,316,142
RBB Bancorp 102,995 2,484,239
Red River Bancshares, Inc. 9,936 901,493
Regional Management Corp. 66,792 2,494,681
Reinsurance Group of America,
Inc. 187,365 39,620,203
RenaissanceRe Holdings, Ltd. 209,429 64,288,420
Renasant Corp. 633,448 25,268,241
#*Repay Holdings Corp., Class A 282,271 1,069,807
Republic Bancorp, Inc., Class A 66,605 5,043,997
#Richmond Mutual Bancorp, Inc. 5,575 88,197
Riverview Bancorp, Inc. 158,017 818,528
#Runway Growth Finance Corp. 3,775 25,406
S&T Bancorp, Inc. 241,675 10,665,118
Safety Insurance Group, Inc. 97,819 7,352,076
SB Financial Group, Inc. 8,560 178,390
Seacoast Banking Corp. of
Florida 350,949 11,044,365
*Security National Financial
Corp., Class A 61,441 602,122
Selective Insurance Group, Inc. 41,566 3,489,466
*Selectquote, Inc. 168,513 154,998
#ServisFirst Bancshares, Inc. 19,670 1,566,125
Shore Bancshares, Inc. 209,162 4,036,827
Sierra Bancorp 90,298 3,257,952
*SiriusPoint, Ltd. 739,763 17,317,852
*Skyward Specialty Insurance
Group, Inc. 18,369 834,871
#SLM Corp. 1,134,078 26,174,520
SmartFinancial, Inc. 84,457 3,542,127
Sound Financial Bancorp, Inc. 1,157 47,611
South Plains Financial, Inc. 62,578 2,570,704
*Southern First Bancshares, Inc. 45,435 2,557,989
Southern Missouri Bancorp, Inc. 57,800 3,944,272
Southside Bancshares, Inc. 167,722 5,539,858
SOUTHSTATE BANK Corp. 596,010 58,212,297
Stellar Bancorp, Inc. 238,998 8,976,765
*Sterling Bancorp, Inc. 61,298 –
Stewart Information Services
Corp. 187,268 13,106,887
Stifel Financial Corp. 132,593 10,449,654
Stock Yards Bancorp, Inc. 43,723 3,162,485
*StoneX Group, Inc. 79,117 8,388,776
*Texas Capital Bancshares, Inc. 349,852 35,230,096
#TFS Financial Corp. 92,109 1,385,319

54
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
*Third Coast Bancshares, Inc. 38,980 $ 1,455,513
Timberland Bancorp, Inc. 51,753 2,063,910
Tiptree, Inc. 265,058 4,569,600
Tompkins Financial Corp. 81,292 6,850,477
Towne Bank 486,031 17,283,262
TriCo Bancshares 198,360 9,971,557
*Triumph Financial, Inc. 89,440 6,053,299
TrustCo Bank Corp. 143,524 6,831,742
Trustmark Corp. 462,933 20,540,337
UMB Financial Corp. 309,815 39,089,359
*<Unico American Corp. 26,066 339
#Union Bankshares, Inc. 1,046 25,826
United Bancorp, Inc. 3,298 54,021
United Bancshares, Inc. 1,339 50,440
United Bankshares, Inc. 829,825 36,354,633
United Community Banks, Inc. 719,863 23,993,034
United Fire Group, Inc. 151,070 6,091,142
Unity Bancorp, Inc. 60,053 3,139,571
Universal Insurance Holdings, Inc. 193,838 7,681,800
Univest Financial Corp. 187,877 7,137,447
Unum Group 724,677 58,249,537
USCB Financial Holdings, Inc. 5,930 108,163
Valley National Bancorp 3,195,789 43,366,857
*Velocity Financial, Inc. 45,112 870,210
#Victory Capital Holdings, Inc.,
Class A 160,009 12,562,307
Virginia National Bankshares
Corp. 4,078 172,092
Virtus Investment Partners, Inc. 46,558 6,776,517
Voya Financial, Inc. 266,253 21,822,096
WaFd, Inc. 539,831 19,110,017
Walker & Dunlop, Inc. 187,987 9,465,145
Washington Trust Bancorp, Inc. 34,009 1,068,903
Waterstone Financial, Inc. 121,311 2,186,024
Webster Financial Corp. 94,600 6,845,256
WesBanco, Inc. 564,506 19,407,716
West BanCorp, Inc. 93,729 2,244,810
Westamerica Bancorp 75,040 4,113,693
Western Alliance Bancorp 364,138 29,691,813
Western New England Bancorp,
Inc. 110,914 1,547,250
Westwood Holdings Group, Inc. 30,684 504,445
White Mountains Insurance
Group, Ltd. 17,274 38,555,395
#Wintrust Financial Corp. 272,984 41,103,201
#*World Acceptance Corp. 26,592 3,913,279
WSFS Financial Corp. 414,410 29,825,088
WVS Financial Corp. 604 8,577
Zions Bancorp NA 851,789 54,020,458
TOTAL FINANCIALS 3,792,233,721
HEALTH CARE — (5.6%)
#*Acadia Healthcare Co., Inc. 357,985 9,270,022
*ACADIA Pharmaceuticals, Inc. 6,176 138,651
*Accendra Health, Inc. 270,257 1,002,653
#Acme United Corp. 12,544 511,293
*AdaptHealth Corp., Class A 799,880 10,486,427
#*Addus HomeCare Corp. 85,437 8,277,991
*Align Technology, Inc. 160,183 28,193,810
Shares Value†
HEALTH CARE — (Continued)
*Alkermes PLC 328,662 $ 11,079,196
*Alumis, Inc. 1 25
*American Shared Hospital
Services 4,465 6,474
*AMN Healthcare Services, Inc. 2,504 51,257
#*Amphastar Pharmaceuticals,
Inc. 234,541 5,150,520
*ANI Pharmaceuticals, Inc. 7,393 587,374
*Anika Therapeutics, Inc. 28,347 352,920
#*Astrana Health, Inc. 81,879 2,795,349
*Avanos Medical, Inc. 236,493 5,822,458
*Avantor, Inc. 1,382,792 11,200,615
#*Azenta, Inc. 76,045 1,868,426
#Baxter International, Inc. 58,496 1,028,360
#*BioCryst Pharmaceuticals, Inc. 8,956 82,037
*BioMarin Pharmaceutical, Inc. 145,888 7,864,822
#*Bio-Rad Laboratories, Inc.,
Class A 118,038 33,064,805
*Black Diamond Therapeutics,
Inc. 90,447 239,685
*BrightSpring Health Services,
Inc. 20,700 992,979
#Bruker Corp. 26,002 954,533
#*CareCloud, Inc. 6,640 20,053
*CareDx, Inc. 73,306 1,525,498
*Castle Biosciences, Inc. 81,322 1,991,576
*Catalyst Pharmaceuticals, Inc. 234,223 6,588,693
#*Certara, Inc. 1,042,751 6,392,064
*Charles River Laboratories
International, Inc. 212,321 35,451,237
CONMED Corp. 124,006 4,546,060
*Cooper Cos., Inc. (The) 235,114 14,788,671
*Cross Country Healthcare, Inc. 116,295 1,176,905
#*Cumberland Pharmaceuticals,
Inc. 37,220 155,952
*Design Therapeutics, Inc. 256 3,482
#*Elanco Animal Health, Inc. 2,806,729 62,786,528
*Emergent BioSolutions, Inc. 372,675 3,067,115
*Enhabit, Inc. 68,125 936,037
#*Enovis Corp. 318,014 7,454,248
*Envista Holdings Corp. 1,051,108 27,265,742
*Evolent Health, Inc., Class A 512,835 1,923,131
*Fate Therapeutics, Inc. 79,699 99,624
*FONAR Corp. 35,798 677,656
*Fortrea Holdings, Inc. 14,005 161,058
*Globus Medical, Inc., Class A 90,797 8,188,073
#*GoodRx Holdings, Inc., Class A 357,480 843,653
*Haemonetics Corp. 109,207 6,562,249
*Harmony Biosciences Holdings,
Inc. 241,607 7,552,635
#*Health Catalyst, Inc. 191,441 239,301
*HealthEquity, Inc. 29,557 2,424,561
HealthStream, Inc. 188,220 3,907,447
*Henry Schein, Inc. 146,387 10,919,006
*ICON PLC 84,816 10,036,277
*ICU Medical, Inc. 90,592 10,798,566
*ImmuCell Corp. 2,781 23,527
*InfuSystem Holdings, Inc. 59,174 599,433
*Innoviva, Inc. 511,364 11,756,258

55
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Integer Holdings Corp. 131,088 $ 11,602,599
#*Integra LifeSciences Holdings
Corp. 416,254 4,387,317
#*Jazz Pharmaceuticals PLC 113,983 23,140,829
*Keros Therapeutics, Inc. 4,070 45,258
*Kewaunee Scientific Corp. 17,699 655,040
#*LENSAR, Inc. 3,158 16,516
*LifeStance Health Group, Inc. 634,678 4,804,512
*LivaNova PLC 209,504 12,591,190
#*Merit Medical Systems, Inc. 6,259 426,739
Mesa Laboratories, Inc. 16,181 1,618,100
*MiMedx Group, Inc. 118,409 397,854
#*Molina Healthcare, Inc. 194,039 37,763,870
National HealthCare Corp. 94,032 16,294,805
#*Neogen Corp. 1,117,820 10,507,508
#*OmniAb, Inc. 52,717 73,277
*OmniAb, Inc.- Vesting 12.5 7,556 –
*OmniAb, Inc.- Vesting 15 7,556 –
*Omnicell, Inc. 216,362 8,961,714
*OptimizeRx Corp. 48,890 304,585
*Option Care Health, Inc. 120,512 2,450,009
*OraSure Technologies, Inc. 206,474 627,681
*Organogenesis Holdings, Inc.,
Class A 134,421 315,889
Organon & Co. 64,057 848,755
*Orthofix Medical, Inc. 28,892 339,770
*Pacira BioSciences, Inc. 159,088 4,055,153
*<PDL BioPharma, Inc. 463,418 203,904
*Pediatrix Medical Group, Inc. 466,319 10,496,841
*Pennant Group, Inc. (The) 21,028 658,597
#Perrigo Co. PLC 833,407 9,867,539
*Prestige Consumer Healthcare,
Inc. 211,016 11,884,421
*Progyny, Inc. 4,626 85,951
*Puma Biotechnology, Inc. 156,761 1,177,275
*QuidelOrtho Corp. 345,609 4,250,991
*Rafael Holdings, Inc., Class B 6,447 8,188
#Revvity, Inc. 304,977 26,417,108
Select Medical Holdings Corp. 525,201 8,618,548
#SIGA Technologies, Inc. 422,787 1,944,820
*Simulations Plus, Inc. 47,777 677,000
*Solventum Corp. 91,033 6,131,983
*Supernus Pharmaceuticals, Inc. 245,623 11,789,904
#*Surgery Partners, Inc. 471,293 6,612,241
*Tactile Systems Technology, Inc. 148,845 3,426,412
#*Teladoc Health, Inc. 285,019 1,727,215
*<Third Harmonic Bio, Inc. 639 51
#*TruBridge, Inc. 81,670 2,098,919
Universal Health Services, Inc.,
Class B 327,100 55,041,117
US Physical Therapy, Inc. 55,785 3,973,008
Utah Medical Products, Inc. 20,205 1,321,811
*Varex Imaging Corp. 30,978 360,894
*Veracyte, Inc. 368,016 12,115,087
Viatris, Inc. 6,483,864 96,868,928
#*Waystar Holding Corp. 45,300 968,286
TOTAL HEALTH CARE 812,841,007
Shares Value†
INDUSTRIALS — (16.0%)
*AAR Corp. 209,605 $ 23,134,104
ABM Industries, Inc. 458,470 18,705,576
ACCO Brands Corp. 514,405 1,651,240
Acuity, Inc. 43,174 12,510,530
Aebi Schmidt Holding AG 211,941 2,462,754
*AerSale Corp. 131,337 882,585
AGCO Corp. 426,185 51,576,910
Alamo Group, Inc. 70,955 12,306,435
#*Alaska Air Group, Inc. 789,634 30,882,586
Albany International Corp., Class
A 107,183 6,220,901
#Alight, Inc., Class A 2,890,803 2,391,850
*Allegiant Travel Co. 112,137 8,482,043
#Allient, Inc. 77,073 5,871,421
*Alpha Pro Tech, Ltd. 17,267 79,428
*Amentum Holdings, Inc. 849,945 22,294,057
*Ameresco, Inc., Class A 148,012 4,379,675
*American Woodmark Corp. 111,129 4,854,115
Apogee Enterprises, Inc. 142,798 5,197,847
#ArcBest Corp. 151,630 19,343,439
Arcosa, Inc. 183,123 23,159,566
Astec Industries, Inc. 163,640 10,639,873
*Asure Software, Inc. 109,078 987,156
Atkore, Inc. 62,433 4,879,139
*Avalon Holdings Corp., Class A 642 1,627
AZZ, Inc. 148,023 21,173,210
Barrett Business Services, Inc. 14,214 448,167
*BlueLinx Holdings, Inc. 64,851 3,434,509
Boise Cascade Co. 256,216 20,310,242
*Bowman Consulting Group, Ltd. 44,999 1,420,168
Brady Corp., Class A 175,849 14,387,965
*BrightView Holdings, Inc. 614,940 7,317,786
*Broadwind, Inc. 34,597 92,028
*Builders FirstSource, Inc. 550,562 43,543,949
*CACI International, Inc., Class A 55,887 29,035,532
*Cadeler A/S, ADR 8,114 224,596
#*Casella Waste Systems, Inc.,
Class A 31,326 2,482,586
*Civeo Corp. 81,328 2,594,363
#*Clarivate PLC 3,234,522 9,283,078
#CNH Industrial NV 7,153,254 76,611,350
Columbus McKinnon Corp. 149,376 2,307,859
CompX International, Inc. 6,417 149,324
#Concentrix Corp. 391,298 9,320,718
*Concrete Pumping Holdings, Inc. 227,104 1,798,664
*Conduent, Inc. 681,638 1,165,601
Copa Holdings SA, Class A 199,650 23,095,512
*Costamare Bulkers Holdings,
Ltd. 105,310 1,819,757
Costamare, Inc. 761,363 12,653,853
#Covenant Logistics Group, Inc.,
Class A 160,483 5,594,437
*Custom Truck One Source, Inc. 740,399 7,292,930
#Deluxe Corp. 319,619 9,956,132
*Distribution Solutions Group, Inc. 88,739 2,401,277
*DLH Holdings Corp. 38,261 222,679
*DNOW, Inc. 1,137,710 15,347,708
Douglas Dynamics, Inc. 114,466 5,280,317

56
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Ducommun, Inc. 33,956 $ 4,819,375
*DXP Enterprises, Inc. 2,495 426,021
Eastern Co. (The) 38,592 843,621
*Energy Recovery, Inc. 870 9,631
EnerSys 226,420 48,286,329
Ennis, Inc. 166,665 3,479,965
Enpro, Inc. 71,071 20,720,750
#*Enviri Corp. 217,894 4,290,333
Esab Corp. 43,198 4,245,067
Espey Mfg. & Electronics Corp. 14,316 1,014,861
EVI Industries, Inc. 1,141 21,188
#*First Advantage Corp. 122,140 1,558,506
Fortune Brands Innovations, Inc. 727,319 29,485,512
*Franklin Covey Co. 10,392 220,310
Franklin Electric Co., Inc. 37,468 3,753,919
*FTI Consulting, Inc. 90,024 16,141,303
*Gates Industrial Corp. PLC 812,165 20,799,546
#GATX Corp. 133,429 26,141,410
Genco Shipping & Trading, Ltd. 245,779 5,957,683
*Gencor Industries, Inc. 67,007 997,064
Genpact, Ltd. 920,896 32,001,136
*Gibraltar Industries, Inc. 181,961 7,101,938
Gorman-Rupp Co. (The) 109,555 8,297,696
#Greenbrier Cos., Inc. (The) 228,278 11,213,015
*GXO Logistics, Inc. 458,578 26,198,561
*Hayward Holdings, Inc. 963,704 14,465,197
*Healthcare Services Group, Inc. 345,241 7,391,610
Heartland Express, Inc. 513,739 6,873,828
Helios Technologies, Inc. 186,376 12,748,118
#Herc Holdings, Inc. 130,308 16,538,691
*Hillman Solutions Corp. 1,068,963 8,722,738
#HNI Corp. 357,270 13,054,646
Hub Group, Inc., Class A 454,875 19,937,171
*Hudson Technologies, Inc. 274,818 1,720,361
Huntington Ingalls Industries, Inc. 6,126 2,231,641
*Hurco Cos., Inc. 10,551 176,835
Hyster-Yale, Inc. 37,688 1,487,545
*IBEX Holdings, Ltd. 38,971 1,081,445
ICF International, Inc. 102,412 7,338,844
IDEX Corp. 65,301 14,225,823
*Innovative Solutions and
Support, Inc. 38 836
Insteel Industries, Inc. 125,366 3,282,082
#Interface, Inc., Class A 358,184 9,986,170
*Janus International Group, Inc. 724,684 3,768,357
JBT Marel Corp. 18,056 2,132,414
#*JELD-WEN Holding, Inc. 461,881 632,777
Karat Packaging, Inc. 3,663 105,091
KBR, Inc. 107,292 4,022,377
Kelly Services, Inc., Class A 68,596 669,497
Kennametal, Inc. 554,790 21,475,921
*Kirby Corp. 249,216 37,516,977
Knight-Swift Transportation
Holdings, Inc., Class A 1,015,797 65,925,225
Korn Ferry 345,693 22,967,843
*L.B. Foster Co., Class A 67,756 2,074,011
Lindsay Corp. 41,297 4,624,025
LSI Industries, Inc. 165,454 4,022,187
Shares Value†
INDUSTRIALS — (Continued)
Luxfer Holdings PLC 146,887 $ 2,210,649
*Manitowoc Co., Inc. (The) 225,471 3,064,151
ManpowerGroup, Inc. 30,838 933,466
#Marten Transport, Ltd. 536,469 8,089,953
*Mastech Digital, Inc. 11,643 76,262
*Masterbrand, Inc. 714,724 6,418,222
Matson, Inc. 206,302 35,985,258
Maximus, Inc. 343,529 22,542,373
*Mayville Engineering Co., Inc. 135,815 3,097,940
McGrath RentCorp 136,646 15,106,215
*Middleby Corp. (The) 82,442 11,571,559
#Miller Industries, Inc. 67,210 3,225,408
MillerKnoll, Inc. 409,362 6,582,541
*Mistras Group, Inc. 194,673 3,675,426
MSC Industrial Direct Co., Inc.,
Class A 83,546 8,544,249
Mueller Industries, Inc. 34,547 4,678,700
National Presto Industries, Inc. 42,209 5,902,507
NL Industries, Inc. 74,489 446,934
*NPK International, Inc. 377,050 6,164,768
*NWPX Infrastructure, Inc. 70,344 6,917,629
*Onterris, Inc. 73,067 1,538,060
*OPENLANE, Inc. 791,382 24,881,050
*Optex Systems Holdings, Inc. 68 730
*Orion Group Holdings, Inc. 207,140 2,821,247
Oshkosh Corp. 299,489 46,810,131
Owens Corning 422,507 52,112,013
*PAMT Corp. 114,661 1,158,076
Pangaea Logistics Solutions, Ltd. 322,627 2,471,323
Park Aerospace Corp. 4,950 167,607
Park-Ohio Holdings Corp. 77,321 2,238,443
#*Parsons Corp. 21,564 1,087,041
#*Perma-Pipe International
Holdings, Inc. 55,107 1,803,652
Preformed Line Products Co. 22,643 7,523,137
Primoris Services Corp. 5 906
*Proto Labs, Inc. 130,783 8,476,046
Quad/Graphics, Inc. 40,384 300,457
Quanex Building Products Corp. 181,338 3,615,880
*Radiant Logistics, Inc. 303,203 2,549,937
Regal Rexnord Corp. 322,940 69,441,788
*Resideo Technologies, Inc. 1,041,437 43,084,249
Resources Connection, Inc. 23,313 98,847
#Robert Half, Inc. 6,305 167,776
Rush Enterprises, Inc., Class A 450,119 33,322,310
Rush Enterprises, Inc., Class B 107,022 7,797,623
Ryder System, Inc. 225,876 57,320,553
*Saia, Inc. 27,025 12,129,361
Schneider National, Inc., Class B 604,692 18,799,874
#Science Applications
International Corp. 178,495 17,272,961
Sensata Technologies Holding
PLC 895,431 37,285,747
*Shoals Technologies Group, Inc.,
Class A 323,639 2,569,694
*SkyWest, Inc. 288,494 23,691,127
*StandardAero, Inc. 357,290 8,882,229
Standex International Corp. 1,161 316,953
Stanley Black & Decker, Inc. 574,195 44,879,081

57
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Sun Country Airlines Holdings,
Inc. 390,368 $ 6,167,814
#TaskUS, Inc., Class A 90,527 586,615
*Taylor Devices, Inc. 9,782 542,901
*Team, Inc. 539 9,406
#Tecnoglass, Inc. 101,154 4,357,714
Tennant Co. 59,106 4,908,162
Terex Corp. 410,292 25,520,162
Textron, Inc. 285,641 27,410,110
#*Thermon Group Holdings, Inc. 206,149 12,469,953
#*TIC Solutions, Inc. 450,621 4,118,676
Timken Co. (The) 312,939 34,701,806
*Titan International, Inc. 389,818 2,970,413
*Titan Machinery, Inc. 46,427 970,789
*Transcat, Inc. 25,689 1,954,933
TransUnion 405,941 28,821,811
Trinity Industries, Inc. 583,266 19,020,304
*TrueBlue, Inc. 135,534 744,082
#*TTEC Holdings, Inc. 52,870 153,852
Tutor Perini Corp. 86,839 8,069,080
Twin Disc, Inc. 81,172 1,340,961
UFP Industries, Inc. 138,442 12,389,175
U-Haul Holding Co. 483,940 23,079,099
*U-Haul Holding Co. 42,796 2,198,003
*Ultralife Corp. 98,784 681,610
UniFirst Corp. 89,771 22,937,388
#Universal Logistics Holdings,
Inc. 67,020 1,613,842
#*Upwork, Inc. 402,062 4,161,342
*V2X, Inc. 168,258 11,409,575
*Vestis Corp. 521,096 5,065,053
#Virco Mfg. Corp. 63,609 385,471
*VirTra, Inc. 29,255 130,477
Wabash National Corp. 149,125 1,295,896
Werner Enterprises, Inc. 441,870 16,291,747
WESCO International, Inc. 337,631 117,873,735
*Wilhelmina International, Inc. 2,388 8,060
Willis Lease Finance Corp. 42,112 8,176,045
#WillScot Holdings Corp. 163,755 3,707,413
Worthington Enterprises, Inc. 200,294 10,869,955
TOTAL INDUSTRIALS 2,311,849,726
INFORMATION TECHNOLOGY — (7.5%)
*8x8, Inc. 239,909 460,625
*ACI Worldwide, Inc. 325,185 14,054,496
*ACM Research, Inc., Class A 734 37,940
#*Akamai Technologies, Inc. 798,269 82,205,742
*Alarm.com Holdings, Inc. 6,930 307,761
#*Alithya Group, Inc., Class A 74,893 74,886
*Alpha & Omega Semiconductor,
Ltd. 130,103 5,650,373
Amdocs, Ltd. 540,814 34,974,441
Amkor Technology, Inc. 1,534,836 107,054,811
*Arrow Electronics, Inc. 362,269 68,044,986
*AstroNova, Inc. 15,906 216,322
*Aviat Networks, Inc. 33,290 763,340
Avnet, Inc. 627,285 51,757,285
#*Axcelis Technologies, Inc. 56,470 7,855,542
Benchmark Electronics, Inc. 256,603 21,054,276
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*CCC Intelligent Solutions
Holdings, Inc. 19,927 $ 104,417
*Cerence, Inc. 264,392 2,405,967
*Cirrus Logic, Inc. 94,884 15,473,683
#*Cleanspark, Inc. 1,645,226 20,614,682
#*Clearfield, Inc. 21,742 628,126
*Clearone, Inc. 336 124
Climb Global Solutions, Inc. 2,250 37,530
*Coda Octopus Group, Inc. 1,340 15,155
*Corsair Gaming, Inc. 183 1,243
#Crane NXT Co. 276,842 12,369,301
*Crexendo, Inc. 63,738 416,847
CTS Corp. 184,706 10,546,713
*Daktronics, Inc. 118,467 2,329,061
#*Diebold Nixdorf, Inc. 116,321 8,934,616
#*Digi International, Inc. 197,703 11,079,276
*Digital Turbine, Inc. 144,203 509,037
*Diodes, Inc. 256,358 27,468,760
Dolby Laboratories, Inc., Class A 34,974 2,243,232
*DXC Technology Co. 1,225,283 13,870,204
*eGain Corp. 61,829 467,427
#*EPAM Systems, Inc. 33,649 3,828,583
ePlus, Inc. 150,368 12,734,666
*Everforth, Inc. 206,306 4,353,057
*Five9, Inc. 8,602 147,954
*Globant SA 7,768 320,275
*Grid Dynamics Holdings, Inc. 112,643 640,939
*Harmonic, Inc. 452,984 5,177,607
*Ichor Holdings, Ltd. 2,850 188,015
Immersion Corp. 41,617 255,112
Information Services Group, Inc. 239,943 978,967
*Insight Enterprises, Inc. 59,229 4,317,794
*inTEST Corp. 71,354 1,333,606
#*IPG Photonics Corp. 203,959 24,254,804
*Itron, Inc. 162,404 13,609,455
*Key Tronic Corp. 74,788 212,398
*Kimball Electronics, Inc. 162,115 4,378,726
*Knowles Corp. 706,684 22,041,474
Kulicke & Soffa Industries, Inc. 2,400 205,200
*KVH Industries, Inc. 29,684 270,124
*Kyndryl Holdings, Inc. 36,230 500,699
*LGL Group, Inc. (The) 9,285 64,531
Littelfuse, Inc. 4,634 1,872,924
*LiveRamp Holdings, Inc. 347,837 10,167,276
Methode Electronics, Inc. 105,298 844,490
*Mirion Technologies, Inc., Class
A 38,420 758,795
*Mitek Systems, Inc. 278,753 3,891,392
MKS, Inc. 150 42,563
*N-able, Inc. 571,117 2,958,386
#*nCino, Inc. 180,150 3,149,022
*NCR Voyix Corp. 831,542 5,729,324
*NETGEAR, Inc. 16,682 421,554
*NetScout Systems, Inc. 448,320 15,108,384
*NetSol Technologies, Inc. 17,422 59,235
OneSpan, Inc. 144,316 1,671,179
#*Optical Cable Corp. 681 7,014
PC Connection, Inc. 168,463 10,737,832

58
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Penguin Solutions, Inc. 271,442 $ 8,254,551
*Photronics, Inc. 419,501 20,756,909
*Plexus Corp. 140,179 35,126,054
*Powerfleet, Inc. 174,043 560,418
*Progress Software Corp. 44,185 1,230,552
*Qorvo, Inc. 107,305 10,110,277
Ralliant Corp. 96,982 4,406,862
*RF Industries, Ltd. 17,491 254,144
*Ribbon Communications, Inc. 899,250 2,374,020
Richardson Electronics, Ltd. 18,061 260,078
*Rogers Corp. 23,924 3,247,683
*Sanmina Corp. 169,613 36,945,104
#*ScanSource, Inc. 178,628 7,345,183
#Skyworks Solutions, Inc. 205,210 14,399,586
*SmartRent, Inc., Class A 74,966 101,954
*Sprinklr, Inc., Class A 5,659 27,842
*SPS Commerce, Inc. 6,861 385,039
#*Super Micro Computer, Inc. 14,182 388,587
*Synaptics, Inc. 41,716 3,904,200
TD SYNNEX Corp. 403,236 92,010,392
*Trimble, Inc. 1,102 74,187
#*Trio-Tech International 11,738 165,154
*TTM Technologies, Inc. 394,510 62,419,372
#*Turtle Beach Corp. 24,083 277,436
*Ultra Clean Holdings, Inc. 1,500 117,225
#Universal Display Corp. 4,755 414,113
#*Veeco Instruments, Inc. 300,567 14,983,265
#*Viasat, Inc. 606,712 39,988,388
#Vishay Intertechnology, Inc. 671,279 19,446,953
#*Vishay Precision Group, Inc. 50,445 3,047,887
*Vistance Networks, Inc. 11,768 150,572
#Xerox Holdings Corp. 851,537 1,915,958
*Zebra Technologies Corp. 88,694 20,067,904
TOTAL INFORMATION
TECHNOLOGY 1,086,419,432
MATERIALS — (6.4%)
AdvanSix, Inc. 149,016 3,674,735
Alcoa Corp. 608,358 38,807,157
*Alpha Metallurgical Resources,
Inc. 83,579 15,583,304
*Alto Ingredients, Inc. 5,751 31,745
*American Vanguard Corp. 100,295 288,850
*Ampco-Pittsburgh Corp. 81,633 891,432
AptarGroup, Inc. 232,150 28,712,312
Ashland, Inc. 269,094 14,331,946
*Aspen Aerogels, Inc. 327,463 1,214,888
Avient Corp. 530,097 19,655,997
*Axalta Coating Systems, Ltd. 1,372,751 39,041,038
Ball Corp. 1,492,562 91,165,687
Cabot Corp. 195,007 15,007,739
Caledonia Mining Corp. PLC 73,918 1,692,722
Celanese Corp., Class A 320,001 21,683,268
CF Industries Holdings, Inc. 902,773 112,124,407
*Clearwater Paper Corp. 108,873 1,492,649
*Coeur Mining, Inc. 386,073 6,937,732
Commercial Metals Co. 792,309 54,637,629
*Core Molding Technologies, Inc. 23,277 627,315
Eastman Chemical Co. 642,179 46,936,863
Shares Value†
MATERIALS — (Continued)
*Ecovyst, Inc. 741,949 $ 10,520,837
Element Solutions, Inc. 416,336 17,731,750
Ferroglobe PLC 144,383 669,937
Flexible Solutions International,
Inc. 15,292 94,810
Fortitude Gold Corp. 27,823 137,724
Friedman Industries, Inc. 38,002 782,461
#Graphic Packaging Holding Co. 1,605,795 15,303,226
Greif, Inc., Class A 214,716 14,008,072
Greif, Inc., Class B 42,071 3,375,777
HB Fuller Co. 291,982 17,670,751
Hecla Mining Co. 86,743 1,563,109
Huntsman Corp. 272,079 3,909,775
Innospec, Inc. 164,484 12,543,550
*Intrepid Potash, Inc. 83,225 3,293,213
Kaiser Aluminum Corp. 96,611 16,465,413
#*Knife River Corp. 124,994 11,568,195
Koppers Holdings, Inc. 132,231 5,398,992
#Kronos Worldwide, Inc. 363,710 2,706,002
Louisiana-Pacific Corp. 106,352 7,677,551
*LSB Industries, Inc. 174,310 2,597,219
*Magnera Corp. 99,264 990,655
Materion Corp. 53,293 9,795,786
Mativ Holdings, Inc. 336,139 3,119,370
#Mercer International, Inc. 285,706 319,991
*Metallus, Inc. 203,557 3,916,437
Minerals Technologies, Inc. 198,561 14,284,478
Mosaic Co. (The) 1,813,153 42,192,070
Myers Industries, Inc. 210,321 4,334,716
NewMarket Corp. 2,046 1,382,318
Nexa Resources SA 67,570 1,020,983
Northern Technologies
International Corp. 48,572 388,576
#*O-I Glass, Inc. 1,020,023 9,292,409
Olin Corp. 531,433 15,135,212
Orion SA 328,031 2,466,793
*Perimeter Solutions, Inc. 350,417 10,617,635
#Quaker Chemical Corp. 85,437 11,610,034
*Rayonier Advanced Materials,
Inc. 322,318 3,058,798
Reliance, Inc. 8,532 3,092,850
Ryerson Holding Corp. 228,935 6,343,789
Sensient Technologies Corp. 33,554 3,813,077
Silgan Holdings, Inc. 615,818 24,971,420
Solstice Advanced Materials, Inc. 113,023 9,262,235
#Sonoco Products Co. 415,205 20,743,642
Stepan Co. 120,132 6,010,204
SunCoke Energy, Inc. 625,390 4,265,160
Sylvamo Corp. 144,827 6,188,458
*Tredegar Corp. 157,748 1,514,381
TriMas Corp. 187,824 6,953,244
#Tronox Holdings PLC 582,486 5,819,035
Warrior Met Coal, Inc. 79,998 7,187,820
#Westlake Corp. 108,959 12,560,793
Worthington Steel, Inc. 291,131 11,188,164
TOTAL MATERIALS 926,398,312
REAL ESTATE — (0.8%)
*AMREP Corp. 21,794 600,425

59
Dimensional U.S. Targeted Value ETF
continued
Shares Value†
REAL ESTATE — (Continued)
#*Compass, Inc., Class A 694,564 $ 5,257,849
*Comstock Holding Cos., Inc.,
Class A 81 1,296
*Cushman & Wakefield, Ltd. 1,593,616 22,374,368
*Forestar Group, Inc. 312,501 8,831,278
*FRP Holdings, Inc. 99,276 2,085,789
#*Howard Hughes Holdings, Inc. 314,784 19,601,600
*Jones Lang LaSalle, Inc. 89,352 28,425,552
Kennedy-Wilson Holdings, Inc. 487,845 5,317,510
Marcus & Millichap, Inc. 123,796 3,440,291
Newmark Group, Inc., Class A 622,610 10,036,473
*RE/MAX Holdings, Inc., Class A 113,104 1,210,213
#RMR Group, Inc. (The), Class A 51,314 913,902
#*Seaport Entertainment Group,
Inc. 39,327 876,599
*Stratus Properties, Inc. 18,676 565,136
*Tejon Ranch Co. 107,403 2,101,877
TOTAL REAL ESTATE 111,640,158
UTILITIES — (0.4%)
#MDU Resources Group, Inc. 955,891 21,536,224
New Jersey Resources Corp. 322,318 18,149,727
#Ormat Technologies, Inc. 149,855 17,218,339
TOTAL UTILITIES 56,904,290
TOTAL COMMON STOCKS 13,663,293,208
RIGHTS/WARRANTS — (0.0%)
CONSUMER STAPLES — (0.0%)
*TreeHouse Foods, Inc. CVR
02/11/33 276,650 533,934
Shares Value†
HEALTH CARE — (0.0%)
*Adverum Biotechnolo CVR
12/10/29 18,290 $ 14,632
*Concentra Biosciences CVR
09/04/29 113,678 –
*<Imara, Inc. CVR 01/04/27 1,428 543
*<Opiant Pharma, Inc. CVR
01/04/27 11,182 –
*<Supernus Pharmaceuticals, Inc.
CVR 12/31/30 113,046 53,131
*<Verve Therapeutics, Inc. CVR
07/25/35 146,873 273,184
*<Xoma Corp. CVR 04/23/27 21,220 1,617
*<XOMA Royalty Corp. 09/18/29 114 13
TOTAL HEALTH CARE 343,120
INFORMATION TECHNOLOGY — (0.0%)
*Xerox Holdings Corp. 02/11/27 321,759 59,333
TOTAL RIGHTS/WARRANTS 936,387
TOTAL INVESTMENT SECURITIES — (94.4%)
(Cost $10,573,065,387) 13,664,229,595
SECURITIES LENDING COLLATERAL — (5.6%)
@§The DFA Short Term
Investment Fund 69,432,299 803,331,704
TOTAL INVESTMENTS — ( 100.0% )
(Cost $11,376,397,091) $ 14,467,561,299
As of April 30, 2026 , Dimensional U.S. Targeted Value ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ............................. 41 06/18/26 $ 14,360,386 $ 14,849,688 $489,302
Total Futures Contracts ............................
$14,360,386 $14,849,688 $489,302
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 261,364,514 $ — $ — $ 261,364,514
Consumer Discretionary .......... 1,834,821,098 539,885 — 1,835,360,983
Consumer Staples .............. 877,500,640 — — 877,500,640
Energy ....................... 1,590,780,425 — — 1,590,780,425
Financials ..................... 3,792,233,382 — 339 3,792,233,721
Health Care ................... 812,637,052 — 203,955 812,841,007
Industrials ..................... 2,311,849,726 — — 2,311,849,726
Information Technology .......... 1,086,419,308 124 — 1,086,419,432

60
Dimensional U.S. Targeted Value ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Materials ..................... $ 926,398,312 $ — $ — $ 926,398,312
Real Estate .................... 111,640,158 — — 111,640,158
Utilities ....................... 56,904,290 — — 56,904,290
Rights/Warrants
Consumer Staples .............. — 533,934 — 533,934
Health Care ................... — 14,632 328,488 343,120
Information Technology .......... 59,333 — — 59,333
Securities Lending Collateral ........ — 803,331,704 — 803,331,704
Total Investments .................
$13,662,608,238 $804,420,279 $532,782> $14,467,561,299
Financial Instruments
Assets
Futures Contracts** ............... 489,302 — — 489,302
Total Other Financial Instruments ....
$489,302 $– $– $489,302
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

61
Dimensional U.S. Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value†
COMMON STOCKS — (96.8%)
COMMUNICATION SERVICES — (8.0%)
#*Advantage Solutions, Inc. 12,618 $ 432,419
Alphabet, Inc., Class A 2,471,219 950,925,071
Alphabet, Inc., Class C 1,972,590 753,411,025
#*AMC Global Media, Inc., Class
A 80,875 686,629
*Angi, Inc., Class A 16,641 122,145
*Anterix, Inc. 15,969 771,622
Array Digital Infrastructure, Inc. 75,189 3,736,141
#*AST SpaceMobile, Inc., Class A 40,174 2,968,859
AT&T, Inc. 3,993,809 104,358,229
#*Atlanta Braves Holdings, Inc. 2,001 105,893
*Atlanta Braves Holdings, Inc.,
Class C 86,800 4,288,788
ATN International, Inc. 33,320 930,628
*Bandwidth, Inc., Class A 57,697 2,123,827
#*Boston Omaha Corp., Class A 77,189 927,812
*Bumble, Inc., Class A 137,856 572,102
#*Cable One, Inc. 5,116 468,063
#*Cargurus, Inc., Class A 149,366 5,445,884
#*Cars.com, Inc. 61,600 676,984
#*Charter Communications, Inc.,
Class A 118,938 19,644,989
Cinemark Holdings, Inc. 290,382 8,572,077
*Cineverse Corp., Class A 4,755 12,363
Comcast Corp., Class A 2,288,217 61,873,388
*Creative Realities, Inc. 246 898
#CuriosityStream, Inc. 3,279 10,329
*DHI Group, Inc. 36,086 86,245
*DoubleVerify Holdings, Inc. 134,454 1,481,683
*E.W. Scripps Co. (The), Class A 5,805 27,806
#*EchoStar Corp., Class A 50,639 6,235,686
Electronic Arts, Inc. 3,189 645,358
Entravision Communications
Corp., Class A 115,758 436,408
#*EverQuote, Inc., Class A 53,924 777,584
Fox Corp., Class A 383,842 24,370,129
#Fox Corp., Class B 291,981 16,648,757
*fuboTV, Inc., Class A 1 15
*Gaia, Inc., Class A 18,400 57,592
*GCI Liberty, Inc., Class A 3,605 125,670
*GCI Liberty, Inc., Class C 65,967 2,259,370
*GDEV, Inc. 101 1,605
#*Globalstar, Inc. 35,942 2,958,027
*Gogo, Inc. 143,164 598,425
Gray Media, Inc. 220,034 1,240,992
Gray Media, Inc., Class A 2,241 23,979
#*Grindr, Inc. 34,885 466,412
IDT Corp., Class B 49,445 2,479,667
#*IMAX Corp. 113,278 4,306,829
Iridium Communications, Inc. 86,386 3,375,101
*IZEA Worldwide, Inc. 5,084 20,844
John Wiley & Sons, Inc., Class A 105,887 4,333,955
*Liberty Broadband Corp., Class
A 14,337 550,971
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Liberty Broadband Corp., Class
C 112,747 $ 4,339,632
*Liberty Global, Ltd., Class A 287,258 3,326,448
*Liberty Global, Ltd., Class C 411,420 4,665,503
*Liberty Latin America, Ltd., Class
A 98,046 796,133
*Liberty Latin America, Ltd., Class
C 346,906 2,882,789
#*Liberty Media Corp.-Liberty
Formula One 25,628 2,029,738
*Liberty Media Corp.-Liberty
Formula One, Class C 281,222 24,171,031
*Lionsgate Studios Corp. 284,821 3,543,173
#*Live Nation Entertainment, Inc. 161,211 25,461,665
*Lumen Technologies, Inc. 1,589,571 14,051,808
#*Madison Square Garden
Entertainment Corp., Class A 57,532 3,850,041
*Magnite, Inc. 357,809 4,585,322
*Marchex, Inc., Class B 13,552 23,580
Marcus Corp. (The) 65,573 1,155,396
Match Group, Inc. 272,438 10,194,630
*MediaAlpha, Inc., Class A 24,208 206,010
Meta Platforms, Inc., Class A 1,363,029 834,051,075
#National CineMedia, Inc. 126,399 428,493
*Netflix, Inc. 1,964,534 183,900,028
New York Times Co. (The), Class
A 180,413 14,258,039
News Corp., Class A 526,166 13,848,689
#News Corp., Class B 238,836 7,279,721
Nexstar Media Group, Inc., Class
A 66,863 13,916,865
*Nextdoor Holdings, Inc. 365,816 585,306
#Omnicom Group, Inc. 561,718 43,095,005
*Optimum Communications, Inc.,
Class A 46,072 72,794
#Paramount Skydance Corp.,
Class B 180,885 1,852,262
*Pinterest, Inc., Class A 79,765 1,568,180
*PubMatic, Inc., Class A 76,441 747,593
*QuinStreet, Inc. 96,154 1,226,925
*Reddit, Inc., Class A 64,679 9,522,689
*Reservoir Media, Inc. 24,457 246,037
*ROBLOX Corp., Class A 59,264 3,274,929
*Roku, Inc., Class A 146,960 17,129,658
Saga Communications, Inc.,
Class A 14,649 165,241
#Scholastic Corp. 63,322 2,555,676
Shenandoah Telecommunications
Co. 124,668 1,961,028
#Shutterstock, Inc. 70,283 1,136,476
#Sinclair, Inc. 125,923 1,958,103
#Sirius XM Holdings, Inc. 525,248 14,150,181
#*Skillz, Inc., Class A 3,793 30,572
#*Sphere Entertainment Co. 77,364 11,020,502
Spok Holdings, Inc. 19,425 207,653

62
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Spotify Technology SA 17,096 $ 7,634,219
#*Stagwell, Inc., Class A 288,223 1,807,158
*Starz Entertainment Corp. 19,132 350,881
*Take-Two Interactive Software,
Inc. 65,218 13,941,000
*TechTarget, Inc. 21,423 122,968
Telephone and Data Systems,
Inc. 280,379 12,633,878
#TKO Group Holdings, Inc., Class
A 34,337 6,389,772
T-Mobile US, Inc. 333,388 65,177,354
#*Travelzoo 1,039 10,172
#*TripAdvisor, Inc. 220,933 2,458,984
*Urban One, Inc. 2,049 9,835
*USA TODAY Co, Inc. 380,625 2,751,919
Verizon Communications, Inc. 2,761,217 132,621,252
Versant Media Group, Inc. 57,795 2,322,781
Walt Disney Co. (The) 646,862 67,111,932
*Warner Bros Discovery, Inc. 2,906,495 78,620,690
Warner Music Group Corp., Class
A 175,362 4,957,484
*Yelp, Inc., Class A 156,178 4,310,513
Zedge, Inc., Class B 4,400 14,652
#*Ziff Davis, Inc. 84,945 3,887,083
*ZoomInfo Technologies, Inc.,
Class A 227,873 1,424,206
TOTAL COMMUNICATION
SERVICES 3,690,606,627
CONSUMER DISCRETIONARY — (10.0%)
#*1-800-Flowers.com, Inc., Class
A 77,349 273,815
*1stdibs.com, Inc. 1,876 8,686
*Abercrombie & Fitch Co. 94,608 8,074,793
Academy Sports & Outdoors, Inc. 147,222 8,073,655
*Accel Entertainment, Inc., Class
A 66,244 827,388
#Acushnet Holdings Corp. 123,609 11,967,823
*Adient PLC 211,649 4,455,211
ADT, Inc. 1,651,802 12,438,069
#Advance Auto Parts, Inc. 154,720 9,207,387
*Airbnb, Inc., Class A 151,475 21,261,031
*Amazon.com, Inc. 5,139,880 1,362,376,593
AMCON Distributing Co. 166 14,749
American Eagle Outfitters, Inc. 348,923 6,078,239
*American Outdoor Brands, Inc. 27,062 254,653
*American Public Education, Inc. 44,869 2,609,132
#*America's Car-Mart, Inc., Class
MA 22,507 274,810
*Amesite, Inc. 1,006 1,097
*Aptiv PLC 308,071 18,564,358
Aramark 446,708 20,410,089
#Arhaus, Inc., Class A 135,840 1,005,216
*Ark Restaurants Corp. 2,015 13,359
Arko Corp. 59,961 395,743
*Asbury Automotive Group, Inc. 38,150 7,770,774
#Autoliv, Inc. 153,817 17,832,005
#*AutoNation, Inc. 78,253 16,619,372
*AutoZone, Inc. 7,366 27,283,885
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Bassett Furniture Industries, Inc. 13,902 $ 202,691
Bath & Body Works, Inc. 54,605 1,061,521
*Beachbody Co., Inc. (The) 1,041 15,573
*Beazer Homes USA, Inc. 79,744 1,721,673
Best Buy Co., Inc. 445,590 26,953,739
*Biglari Holdings, Inc., Class A 305 497,208
*Biglari Holdings, Inc., Class B 5,543 1,714,173
#*Birkenstock Holding PLC 253,380 9,815,941
#*BJ's Restaurants, Inc. 58,685 2,253,504
Bloomin' Brands, Inc. 34,731 211,859
Booking Holdings, Inc. 163,300 27,493,188
*Boot Barn Holdings, Inc. 51,964 8,909,228
BorgWarner, Inc. 460,426 26,230,469
Boyd Gaming Corp. 75,648 6,577,594
*Bright Horizons Family Solutions,
Inc. 56,425 4,576,632
Brightstar Lottery PLC 58,091 762,735
*Brinker International, Inc. 77,661 11,823,111
Brunswick Corp. 128,059 10,174,288
Buckle, Inc. (The) 131,371 7,305,541
#Build-A-Bear Workshop, Inc.,
Class A 34,265 1,265,749
*Burlington Stores, Inc. 91,093 29,150,671
*Caesars Entertainment, Inc. 6,208 172,582
Caleres, Inc. 38,523 504,651
*Callaway Golf Co 448,231 6,857,934
Camping World Holdings, Inc.,
Class A 2,736 22,408
Canterbury Park Holding Corp. 200 3,168
*Capri Holdings, Ltd. 63,553 1,239,919
*CarMax, Inc. 106,049 4,168,786
Carnival Corp. 1,527,645 40,497,869
Carriage Services, Inc., Class A 37,970 1,864,327
Carter's, Inc. 99,602 3,597,624
#*Carvana Co., Class A 59,621 23,597,992
*Cato Corp. (The), Class A 50,261 144,249
#*Cava Group, Inc. 39,786 3,716,410
*Cavco Industries, Inc. 14,079 7,138,053
Century Communities, Inc. 77,107 4,319,534
*Champion Homes, Inc. 109,686 8,361,364
#Cheesecake Factory, Inc. (The) 114,498 7,198,489
#*Chewy, Inc., Class A 292,098 7,425,131
*Chipotle Mexican Grill, Inc.,
Class A 372,456 12,659,779
#Choice Hotels International, Inc. 54,351 5,385,097
Churchill Downs, Inc. 50,780 5,128,272
*Citi Trends, Inc. 15,495 754,761
Clarus Corp. 3,655 9,521
Columbia Sportswear Co. 71,832 4,376,005
*Cooper-Standard Holdings, Inc. 31,186 937,763
*Coupang, Inc., Class A 790,378 15,791,752
*Coursera, Inc. 414,637 2,467,090
*Covista, Inc. 91,108 10,497,464
#Cracker Barrel Old Country
Store, Inc. 5,625 176,175
#Cricut, Inc., Class A 232 1,000
*Crocs, Inc. 97,859 9,979,661
Crown Crafts, Inc. 3,818 10,423
*Culp, Inc. 16,029 52,735

63
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#D.R. Horton, Inc. 296,745 $ 45,657,186
Dana, Inc. 350,458 12,774,194
Darden Restaurants, Inc. 187,296 37,564,086
*Dauch Corporation 123,861 707,246
*Deckers Outdoor Corp. 260,261 26,598,674
#Designer Brands, Inc., Class A 48,760 365,700
#Dick's Sporting Goods, Inc. 121,046 27,467,758
#Dillard's, Inc., Class A 19,950 11,355,939
Dine Brands Global, Inc. 21,766 604,660
Domino's Pizza, Inc. 26,722 9,069,981
*DoorDash, Inc., Class A 144,639 24,393,367
#*Dorman Products, Inc. 53,571 6,027,273
*DraftKings, Inc. 54,610 1,273,505
#*Dream Finders Homes, Inc.,
Class A 50,704 740,278
#*Driven Brands Holdings, Inc. 305,755 4,149,095
*Duluth Holdings, Inc., Class B 41,321 136,359
#*Dutch Bros, Inc., Class A 87,041 5,005,728
eBay, Inc. 593,077 61,371,608
*El Pollo Loco Holdings, Inc. 83,337 1,126,716
*Envela Corp. 877 15,444
Escalade, Inc. 14,925 279,098
Ethan Allen Interiors, Inc. 67,457 1,439,532
*Etsy, Inc. 143,552 9,236,136
Expedia Group, Inc. 161,124 40,018,368
*Figs, Inc., Class A 391,854 5,862,136
*First Watch Restaurant Group,
Inc. 155,342 2,038,087
*Five Below, Inc. 90,559 21,341,134
Flanigan's Enterprises, Inc. 589 18,913
Flexsteel Industries, Inc. 9,951 550,290
#*Floor & Decor Holdings, Inc.,
Class A 85,327 4,129,827
*Flutter Entertainment PLC, Class
DI 96,597 10,425,714
Ford Motor Co. 4,869,381 58,822,123
*Fossil Group, Inc. 34,492 152,800
*Fox Factory Holding Corp. 45,166 801,697
*Frontdoor, Inc. 103,757 7,120,843
*Funko, Inc., Class A 25,389 111,966
#*GameStop Corp., Class A 895,081 22,332,271
Gap, Inc. (The) 826,458 20,322,602
Garmin, Ltd. 131,257 32,963,883
Garrett Motion, Inc. 275,866 7,064,928
General Motors Co. 1,371,056 105,420,496
*Genesco, Inc. 29,122 1,033,540
Gentex Corp. 401,316 9,274,413
*Gentherm, Inc. 63,784 1,919,898
Genuine Parts Co. 233,491 25,037,240
*GigaCloud Technology, Inc.,
Class A 34,702 1,543,892
G-III Apparel Group, Ltd. 114,029 3,556,565
#*Global Business Travel Group I 37,291 218,525
Gold.com, Inc., Class A 36,586 1,653,321
*Goodyear Tire & Rubber Co.
(The) 602,563 4,266,146
Graham Holdings Co., Class B 7,815 8,772,416
*Grand Canyon Education, Inc. 55,254 9,341,794
#*Green Brick Partners, Inc. 43,134 2,908,957
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Group 1 Automotive, Inc. 23,991 $ 8,561,668
#*Groupon, Inc., Class A 52,007 739,020
*GrowGeneration Corp. 45,679 60,296
#H&R Block, Inc. 124,566 3,952,479
Hamilton Beach Brands Holding
Co., Class A 16,086 334,750
#Harley-Davidson, Inc. 194,942 4,657,164
Hasbro, Inc. 275,931 26,445,227
Haverty Furniture Cos., Inc. 32,084 710,340
Haverty Furniture Cos., Inc.,
Class A 717 16,133
*Helen of Troy, Ltd. 14,439 334,263
#*Hilton Grand Vacations, Inc. 211,190 9,919,594
Hilton Worldwide Holdings, Inc. 107,700 34,902,339
*Holley, Inc. 18,100 59,730
Home Depot, Inc. (The) 521,507 171,471,502
Hooker Furnishings Corp. 23,797 289,134
*Hovnanian Enterprises, Inc.,
Class A 8,118 912,788
#Hyatt Hotels Corp., Class A 45,800 7,674,706
#Installed Building Products, Inc. 47,932 13,830,779
J Jill, Inc. 5,658 72,083
JAKKS Pacific, Inc. 9,476 206,198
Jerash Holdings US, Inc. 3,614 12,613
Johnson Outdoors, Inc., Class A 25,536 1,343,960
KB Home 130,580 6,919,434
#Kohl's Corp. 302,845 4,291,314
#Kontoor Brands, Inc. 104,106 7,637,216
*Koss Corp. 1,849 8,006
#*Krispy Kreme, Inc. 84,700 333,718
#*Kura Sushi USA, Inc., Class A 11,394 627,468
#Lakeland Industries, Inc. 13,680 139,126
#*Lands' End, Inc. 76,162 859,869
Las Vegas Sands Corp. 687,263 37,531,432
*Latham Group, Inc. 184,817 1,121,839
*Laureate Education, Inc., Class
A 324,916 9,778,347
La-Z-Boy, Inc. 105,680 3,671,323
LCI Industries 55,863 6,659,987
Lear Corp. 115,768 14,717,586
*Legacy Education, Inc. 1,111 12,054
*Legacy Housing Corp. 8,244 179,307
Leggett & Platt, Inc. 173,394 1,884,793
Lennar Corp., Class A 306,351 27,663,495
#Lennar Corp., Class B 13,863 1,225,212
#Levi Strauss & Co., Class A 213,398 4,754,507
*LGI Homes, Inc. 37,179 1,820,656
*Liberty Live Holdings, Inc., Class
A 12,536 1,143,409
*Liberty Live Holdings, Inc., Class
C 67,115 6,281,964
*Life Time Group Holdings, Inc. 428,170 11,479,238
Lifetime Brands, Inc. 26,030 175,703
*Lincoln Educational Services
Corp. 65,927 2,712,237
*Lindblad Expeditions Holdings,
Inc. 58,958 1,092,492
Lithia Motors, Inc., Class A 49,653 14,405,328
*Live Ventures, Inc. 2,817 37,917

64
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
LKQ Corp. 405,122 $ 12,793,753
*Lovesac Co. (The) 17,746 280,564
Lowe's Cos., Inc. 99,573 23,777,037
#Lucky Strike Entertainment
Corp. 42,232 335,744
*Lululemon Athletica, Inc. 105,279 14,496,918
*M/I Homes, Inc. 25,233 3,317,887
Macy's, Inc. 611,403 11,952,929
*Malibu Boats, Inc., Class A 47,882 1,225,779
Marine Products Corp. 25,668 203,291
*MarineMax, Inc. 59,614 1,713,306
Marriott International, Inc., Class
A 70,045 25,334,576
Marriott Vacations Worldwide
Corp. 92,728 6,677,343
*MasterCraft Boat Holdings, Inc. 44,196 1,031,977
*Mattel, Inc. 675,311 10,183,690
#Matthews International Corp.,
Class A 68,645 1,959,128
McDonald's Corp. 132,855 39,004,899
Meritage Homes Corp. 83,596 5,629,355
*MGM Resorts International 383,455 14,931,738
#*Mister Car Wash, Inc. 392,162 2,776,507
*Mohawk Industries, Inc. 144,286 15,230,830
Monarch Casino & Resort, Inc. 1,457 172,931
Monro, Inc. 81,647 1,433,721
*Motorcar Parts of America, Inc. 33,054 370,866
Movado Group, Inc. 22,466 611,974
#Murphy USA, Inc. 32,843 19,311,684
Nathan's Famous, Inc. 939 94,257
*National Vision Holdings, Inc. 205,372 4,768,738
Newell Brands, Inc. 918,015 3,745,501
NIKE, Inc., Class B 692,803 30,732,741
*Norwegian Cruise Line Holdings,
Ltd. 918,436 16,697,167
*NVR, Inc. 5,965 37,674,165
*Ollie's Bargain Outlet Holdings,
Inc. 107,840 9,329,238
*ONE Group Hospitality, Inc.
(The) 51,478 87,513
OneSpaWorld Holdings, Ltd. 209,459 5,165,259
*OneWater Marine, Inc., Class A 648 6,085
*O'Reilly Automotive, Inc. 168,294 16,728,424
#Oxford Industries, Inc. 30,617 1,311,632
#Papa John's International, Inc. 59,559 2,155,440
#Patrick Industries, Inc. 68,659 6,385,287
*Penn Entertainment, Inc. 39,003 680,992
#Penske Automotive Group, Inc. 96,837 16,609,482
Perdoceo Education Corp. 151,554 5,143,743
*Petco Health & Wellness Co.,
Inc., Class A 598,685 1,700,265
Phinia, Inc. 98,661 7,118,391
*Planet Fitness, Inc., Class A 108,472 7,231,828
Polaris, Inc. 121,372 8,043,322
Pool Corp. 26,542 5,661,939
PulteGroup, Inc. 292,005 35,729,732
*Pursuit Attractions and
Hospitality, Inc. 52,190 2,196,155
PVH Corp. 102,604 9,382,110
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#*QuantumScape Corp., Class A 904,150 $ 6,591,254
Ralph Lauren Corp., Class A 69,092 24,779,155
*Rave Restaurant Group, Inc. 1,655 4,584
#RCI Hospitality Holdings, Inc. 12,873 322,082
#Red Rock Resorts, Inc., Class A 57,795 3,118,618
*Revolve Group, Inc., Class A 90,233 2,296,430
#*RH 15,504 2,045,908
#*Rivian Automotive, Inc., Class A 1,565,175 25,668,870
Rocky Brands, Inc. 16,794 615,836
Ross Stores, Inc. 428,699 97,653,345
#Royal Caribbean Cruises, Ltd. 345,718 91,186,580
*Rush Street Interactive, Inc. 42,640 1,198,184
#*Sabre Corp. 402,982 737,457
#*Sally Beauty Holdings, Inc. 262,211 3,718,152
#*Savers Value Village, Inc. 136,067 1,149,766
Service Corp. International 267,876 21,705,992
*Shake Shack, Inc., Class A 46,030 4,716,234
#*SharkNinja, Inc. 245,931 28,412,408
#Shoe Carnival, Inc. 75,799 1,403,798
#Signet Jewelers, Ltd. 91,399 8,137,253
#*Sleep Number Corp. 1,943 5,848
Smith & Wesson Brands, Inc. 110,178 1,712,166
#*Smith Douglas Homes Corp.,
Class A 4,700 66,646
#*Solid Power, Inc. 596,557 2,058,122
#Somnigroup International, Inc. 310,219 23,533,213
#Sonic Automotive, Inc., Class A 52,505 4,134,769
*Sonos, Inc. 211,146 3,131,295
*Sportsman's Warehouse
Holdings, Inc. 3,767 5,312
Standard Motor Products, Inc. 57,307 2,141,563
Starbucks Corp. 194,993 20,538,613
Steven Madden, Ltd. 134,821 5,063,877
*Stitch Fix, Inc., Class A 327,835 1,193,319
*Stoneridge, Inc. 59,927 419,489
Strategic Education, Inc. 60,898 4,774,403
*Strattec Security Corp. 10,992 827,258
#*Stride, Inc. 90,563 8,799,101
#Sturm Ruger & Co., Inc. 30,114 1,306,345
Superior Group of Cos., Inc. 33,632 379,369
Tandy Leather Factory, Inc. 857 2,005
Tapestry, Inc. 521,185 75,592,672
*Target Hospitality Corp. 63,416 922,069
*Taylor Morrison Home Corp.,
Class A 219,575 13,336,986
*Tesla, Inc. 328,168 125,238,754
Texas Roadhouse, Inc., Class A 123,920 19,949,881
Thor Industries, Inc. 110,533 8,736,528
#*Tilly's, Inc., Class A 47,711 194,184
TJX Cos., Inc. (The) 630,472 98,826,486
Toll Brothers, Inc. 138,645 19,707,000
#*TopBuild Corp. 52,505 23,243,964
#Tractor Supply Co. 754,584 26,485,898
Travel + Leisure Co. 92,929 6,008,789
*Udemy, Inc. 34,810 164,999
*Ulta Beauty, Inc. 75,470 40,563,616
#*Under Armour, Inc., Class A 429,096 2,699,014
*Under Armour, Inc., Class C 398,781 2,420,601

65
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Unifi, Inc. 28,350 $ 103,194
#*United Parks & Resorts, Inc. 80,742 2,846,156
*Universal Electronics, Inc. 25,200 106,092
*Universal Technical Institute, Inc. 106,562 3,999,272
Upbound Group, Inc. 78,931 1,559,677
*Urban Outfitters, Inc. 200,728 14,119,208
#Vail Resorts, Inc. 64,570 8,212,013
*Valvoline, Inc. 210,010 6,978,632
*Vera Bradley, Inc. 14,328 58,888
#*Versigent PLC 102,690 3,591,069
VF Corp. 719,853 13,626,817
#*Victoria's Secret & Co. 195,551 10,135,408
Visteon Corp. 64,520 7,207,529
#*Warby Parker, Inc., Class A 106,904 2,364,717
*Wayfair, Inc., Class A 155,547 9,944,120
#Wendy's Co. (The) 227,163 1,581,055
Weyco Group, Inc. 19,326 637,565
#Whirlpool Corp. 29,172 1,635,382
Williams-Sonoma, Inc. 180,625 32,731,056
#Wingstop, Inc. 36,156 5,931,753
Winmark Corp. 6,000 2,282,940
Winnebago Industries, Inc. 76,284 2,487,621
Wolverine World Wide, Inc. 211,872 3,606,061
Wyndham Hotels & Resorts, Inc. 142,237 11,575,247
#Wynn Resorts, Ltd. 55,867 5,983,914
#*XPEL, Inc. 37,336 1,777,940
#*YETI Holdings, Inc. 163,990 6,471,045
Yum! Brands, Inc. 129,955 20,747,316
*Zumiez, Inc. 40,955 1,006,264
TOTAL CONSUMER
DISCRETIONARY 4,580,014,943
CONSUMER STAPLES — (4.8%)
#Albertsons Cos., Inc., Class A 1,195,188 20,138,918
#Alico, Inc. 16,957 705,581
Altria Group, Inc. 311,389 22,622,411
Andersons, Inc. (The) 83,558 6,562,645
Archer-Daniels-Midland Co. 427,374 31,856,458
#*AXIL Brands, Inc. 2,012 13,561
#B&G Foods, Inc. 140,762 779,821
*BellRing Brands, Inc. 50,223 893,969
*BJ's Wholesale Club Holdings,
Inc. 273,375 25,667,179
*Boston Beer Co., Inc. (The),
Class A 20,482 4,855,053
*Bridgford Foods Corp. 2,509 18,692
Brown-Forman Corp., Class A 24,442 642,336
#Brown-Forman Corp., Class B 332,276 8,562,753
Bunge Global SA 264,128 33,562,745
Calavo Growers, Inc. 41,856 1,178,665
#Cal-Maine Foods, Inc. 101,640 7,852,706
Casey's General Stores, Inc. 35,542 29,220,855
*Central Garden & Pet Co. 18,254 675,763
*Central Garden & Pet Co., Class
A 112,537 3,776,742
*Chefs' Warehouse, Inc. (The) 82,139 6,373,986
Church & Dwight Co., Inc. 332,791 32,300,694
#Clorox Co. (The) 130,721 12,606,733
Coca-Cola Co. (The) 2,174,925 171,297,093
Shares Value†
CONSUMER STAPLES — (Continued)
Coca-Cola Consolidated, Inc. 84,363 $ 17,300,320
Coffee Holding Co., Inc. 3,887 18,075
Colgate-Palmolive Co. 624,900 53,341,464
Conagra Brands, Inc. 462,401 6,635,454
Constellation Brands, Inc., Class
A 184,578 28,901,223
Costco Wholesale Corp. 205,298 208,280,980
*Coty, Inc., Class A 33,013 81,212
*Darling Ingredients, Inc. 348,601 22,390,642
Dole PLC 181,142 2,749,736
Dollar General Corp. 346,399 40,140,716
#*Dollar Tree, Inc. 360,338 34,992,423
Edgewell Personal Care Co. 13,389 301,922
#*elf Beauty, Inc. 87,846 5,619,509
#Energizer Holdings, Inc. 18,232 356,983
Estee Lauder Cos., Inc. (The),
Class A 186,903 14,337,329
*Farmer Bros Co. 18,053 23,108
*FitLife Brands, Inc. 910 8,417
#Flowers Foods, Inc. 42,370 383,872
#*Forafric Global PLC 2,217 22,170
Fresh Del Monte Produce, Inc. 110,115 4,612,717
#*Freshpet, Inc. 43,607 2,938,240
General Mills, Inc. 500,956 17,688,756
#*Grocery Outlet Holding Corp. 199,803 1,580,442
#*Herbalife, Ltd. 155,112 2,574,859
Hershey Co. (The) 187,017 34,736,538
*HF Foods Group, Inc. 8,110 15,652
*Honest Co., Inc. (The) 237,027 829,594
Hormel Foods Corp. 719,394 15,445,389
Ingles Markets, Inc., Class A 30,525 2,792,122
Ingredion, Inc. 128,847 14,397,364
Interparfums, Inc. 51,204 4,670,829
J&J Snack Foods Corp. 26,967 2,380,107
J.M. Smucker Co. (The) 210,981 20,682,467
John B. Sanfilippo & Son, Inc. 11,657 953,426
Kenvue, Inc. 1,370,839 24,030,808
Keurig Dr Pepper, Inc. 998,081 29,343,581
#Kimberly-Clark Corp. 292,802 28,820,501
#Kraft Heinz Co. (The) 833,156 18,879,315
Kroger Co. (The) 970,467 66,059,689
Lamb Weston Holdings, Inc. 232,834 10,139,921
#Lifevantage Corp. 13,233 66,827
*Lifeway Foods, Inc. 14,049 377,075
Limoneira Co. 41,759 531,592
*Mama's Creations, Inc. 9,623 136,550
*Maplebear, Inc. 442,734 18,749,785
Marzetti Co. (The) 46,328 6,035,612
McCormick & Co., Inc. 3,233 163,654
McCormick & Co., Inc. 349,008 17,743,567
#*Medifast, Inc. 5,600 60,872
MGP Ingredients, Inc. 19,124 381,333
#*Mission Produce, Inc. 107,479 1,489,659
#Molson Coors Beverage Co.,
Class B 342,271 14,628,663
Mondelez International, Inc.,
Class A 944,769 58,046,607
*Monster Beverage Corp. 679,125 52,340,164

66
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
*National Beverage Corp. 105,338 $ 3,604,666
*Natural Alternatives International,
Inc. 5,470 14,605
#Natural Grocers by Vitamin
Cottage, Inc. 52,289 1,514,289
*Nature's Sunshine Products, Inc. 30,081 817,000
*Niagen Bioscience, Inc. 11,016 52,106
Nu Skin Enterprises, Inc., Class A 1,362 9,943
Oil-Dri Corp. of America 18,480 1,348,116
#*Olaplex Holdings, Inc. 311,416 632,174
PepsiCo, Inc. 880,675 139,578,181
*Performance Food Group Co. 207,113 18,756,153
Philip Morris International, Inc. 281,127 46,405,634
#Pilgrim's Pride Corp. 275,547 9,120,606
#*Post Holdings, Inc. 122,006 12,780,128
PriceSmart, Inc. 54,847 8,606,591
Procter & Gamble Co. (The) 1,511,774 222,366,838
Reynolds Consumer Products,
Inc. 343,579 7,204,852
*Rocky Mountain Chocolate
Factory, Inc. 289 708
Seaboard Corp. 1,880 10,689,548
*Seneca Foods Corp., Class A 12,531 1,752,586
*Seneca Foods Corp., Class B 405 56,307
*Simply Good Foods Co. (The) 69,937 935,058
Smithfield Foods, Inc. 42,751 1,123,496
Spectrum Brands Holdings, Inc. 52,648 4,348,725
*Sprouts Farmers Market, Inc. 172,794 14,143,189
Sysco Corp. 508,729 38,007,144
Target Corp. 578,782 75,096,964
#Tootsie Roll Industries, Inc. 71,219 3,006,866
Turning Point Brands, Inc. 43,790 3,532,977
Tyson Foods, Inc., Class A 378,966 24,280,352
*United Natural Foods, Inc. 149,838 7,494,897
Universal Corp. 61,560 3,298,385
*US Foods Holding Corp. 419,482 39,217,372
*USANA Health Sciences, Inc. 19,278 367,246
Utz Brands, Inc. 52,872 420,861
Village Super Market, Inc., Class
A 23,318 1,004,773
#*Vita Coco Co., Inc. (The) 110,267 7,276,519
#*Vital Farms, Inc. 59,718 815,151
Walmart, Inc. 1,019,455 134,496,698
WD-40 Co. 23,856 5,008,806
Weis Markets, Inc. 63,305 4,442,745
*Zevia PBC, Class A 16,006 20,488
TOTAL CONSUMER STAPLES 2,186,024,934
ENERGY — (5.7%)
*Amplify Energy Corp. 118,123 755,987
Antero Midstream Corp. 846,775 18,510,501
*Antero Resources Corp. 622,461 24,437,819
APA Corp. 814,768 33,185,501
Archrock, Inc. 372,532 14,435,615
Ardmore Shipping Corp. 111,693 1,979,200
#Atlas Energy Solutions, Inc.,
Class A 27,452 477,116
Baker Hughes Co., Class A 973,116 67,796,992
#*BKV Corp. 34,262 1,080,281
Shares Value†
ENERGY — (Continued)
Bristow Group, Inc. 73,320 $ 3,602,212
Cactus, Inc., Class A 116,219 6,475,723
California Resources Corp. 151,252 10,324,462
*Calumet, Inc. 20,586 673,574
#*Centrus Energy Corp., Class A 40,613 8,567,718
Cheniere Energy, Inc. 285,900 78,608,205
Chevron Corp. 1,277,771 247,005,912
Chord Energy Corp. 106,713 15,537,413
*Clean Energy Fuels Corp. 603,941 1,389,064
#*CNX Resources Corp. 340,576 13,251,812
#*Comstock Resources, Inc. 581,943 10,137,447
*Comstock, Inc. 33,878 111,120
ConocoPhillips 921,071 115,852,310
#Core Laboratories, Inc. 34,912 511,461
Core Natural Resources, Inc. 67,174 6,028,195
Coterra Energy, Inc. 1,167,619 41,929,198
#Crescent Energy Co., Class A 669,043 8,998,628
#*CVR Energy, Inc. 201,803 6,687,751
Delek US Holdings, Inc. 20,658 962,456
Devon Energy Corp. 1,174,969 60,358,158
DHT Holdings, Inc. 435,072 8,040,131
Diamondback Energy, Inc. 255,841 52,608,585
*DMC Global, Inc. 41,200 254,616
Dorian LPG, Ltd. 113,400 4,371,570
DT Midstream, Inc. 194,199 28,739,510
Energy Services of America Corp. 12,384 210,528
EOG Resources, Inc. 644,447 90,589,915
Epsilon Energy, Ltd. 20,306 129,146
EQT Corp. 535,778 32,189,542
Evolution Petroleum Corp. 50,017 240,082
Excelerate Energy, Inc., Class A 53,404 1,863,800
Expand Energy Corp. 374,478 38,252,928
*Expro Group Holdings NV 166,042 3,023,625
Exxon Mobil Corp. 2,531,281 390,652,597
Flowco Holdings, Inc., Class A 1,848 45,886
*Forum Energy Technologies, Inc. 16,911 1,063,195
FutureFuel Corp. 72,380 360,452
#*Geospace Technologies Corp. 34,284 313,699
#*Gran Tierra Energy, Inc. 4,196 38,855
Granite Ridge Resources, Inc. 145,899 879,771
*Green Plains, Inc. 191,747 3,332,563
*Gulfport Energy Corp. 40,016 7,704,681
Halliburton Co. 984,127 41,628,572
*Helix Energy Solutions Group,
Inc. 393,118 4,068,771
Helmerich & Payne, Inc. 195,524 7,895,259
HF Sinclair Corp. 387,785 26,063,030
*Innovex International, Inc. 84,851 2,356,312
International Seaways, Inc. 119,490 9,911,695
Kinder Morgan, Inc. 1,595,939 52,458,515
#Kinetik Holdings, Inc., Class A 57,595 2,910,851
*KLX Energy Services Holdings,
Inc. 5,085 18,967
Kodiak Gas Services, Inc. 190,690 12,928,782
*Kosmos Energy, Ltd. 1,003,229 3,089,945
Liberty Energy, Inc., Class A 379,146 12,811,343
Magnolia Oil & Gas Corp., Class
A 446,310 13,496,414

67
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
ENERGY — (Continued)
*Mammoth Energy Services, Inc. 25,346 $ 72,490
Marathon Petroleum Corp. 321,842 79,910,150
#Matador Resources Co. 268,446 17,030,214
Mexco Energy Corp. 346 3,412
#*MIND Technology, Inc. 10,541 65,460
#Murphy Oil Corp. 308,357 12,876,988
*Nabors Industries, Ltd. 35,605 3,653,429
NACCO Industries, Inc., Class A 11,458 552,046
*National Energy Services
Reunited Corp. 81,107 2,022,809
Natural Gas Services Group, Inc. 28,727 1,168,902
*NCS Multistage Holdings, Inc. 1,416 77,413
#Noble Corp. PLC 322,428 16,453,501
Nordic American Tankers, Ltd. 538,155 3,002,905
#Northern Oil & Gas, Inc. 111,160 3,019,106
NOV, Inc. 775,747 15,871,784
Occidental Petroleum Corp. 1,179,124 71,431,332
*Oceaneering International, Inc. 230,960 8,670,238
*Oil States International, Inc. 164,602 1,889,631
ONEOK, Inc. 575,265 53,189,002
*OPAL Fuels, Inc., Class A 4,744 10,247
Ovintiv, Inc. 479,693 29,525,104
*Par Pacific Holdings, Inc. 48,907 3,211,723
Patterson-UTI Energy, Inc. 857,453 10,478,076
PBF Energy, Inc., Class A 285,796 12,392,115
Peabody Energy Corp. 305,346 8,140,524
Permian Resources Corp., Class
A 1,401,382 30,297,879
Phillips 66 376,522 67,453,916
*PrimeEnergy Resources Corp. 4,420 979,428
*ProFrac Holding Corp., Class A 4,938 37,233
*ProPetro Holding Corp. 181,802 3,114,268
Range Resources Corp. 511,397 22,245,769
Ranger Energy Services, Inc.,
Class A 65,668 1,146,563
*REX American Resources Corp. 83,942 4,071,187
Riley Exploration Permian, Inc. 48,714 1,761,985
#RPC, Inc. 593,987 4,680,618
Scorpio Tankers, Inc. 122,549 9,966,910
*SEACOR Marine Holdings, Inc. 14,945 113,582
*Seadrill, Ltd. 164,796 8,188,713
Select Water Solutions, Inc.,
Class A 322,202 5,390,439
SFL Corp., Ltd., Class B 378,399 4,362,940
SLB, Ltd. 1,601,642 91,101,397
SM Energy Co. 58,994 1,830,584
Smart Sand, Inc. 43,097 237,464
Solaris Energy Infrastructure, Inc.,
Class A 81,747 6,036,198
*Stabilis Solutions, Inc. 154 654
*Talos Energy, Inc. 420,839 6,699,757
Targa Resources Corp. 227,837 59,255,847
TechnipFMC PLC 543,505 41,072,673
Teekay Corp., Ltd. 223,392 2,984,517
Teekay Tankers, Ltd., Class A 81,380 6,392,399
*TETRA Technologies, Inc. 304,594 2,899,735
#Texas Pacific Land Corp. 75,114 33,325,828
*Tidewater, Inc. 106,632 9,525,437
*TOP Ships, Inc. 574 1,263
Shares Value†
ENERGY — (Continued)
#*Transocean, Ltd. 2,380,704 $ 16,236,401
#*Uranium Energy Corp. 694,063 10,334,598
VAALCO Energy, Inc. 127,069 834,843
*Valaris, Ltd. 141,916 14,472,594
Valero Energy Corp. 215,943 54,542,883
Viper Energy, Inc., Class A 205,405 10,142,899
#Vitesse Energy, Inc. 77,990 1,463,092
W&T Offshore, Inc. 78,657 331,146
Weatherford International PLC 136,092 15,017,752
Williams Cos., Inc. (The) 782,966 59,748,135
World Kinect Corp. 145,036 3,911,621
TOTAL ENERGY 2,621,145,712
FINANCIALS — (14.3%)
1st Source Corp. 50,810 3,736,059
*Acacia Research Corp. 36,795 186,919
Acadian Asset Management, Inc. 55,418 3,732,402
ACNB Corp. 13,048 661,403
Affiliated Managers Group, Inc. 63,754 18,786,391
*Affinity Bancshares, Inc. 7,054 158,151
#*Affirm Holdings, Inc., Class A 405,871 26,089,388
Aflac, Inc. 472,545 53,714,190
Alerus Financial Corp. 25,745 693,570
Allstate Corp. (The) 299,152 64,993,764
Ally Financial, Inc. 397,858 17,660,917
*AlTi Global, Inc. 2,884 10,209
Amalgamated Financial Corp. 64,142 2,622,125
Amerant Bancorp, Inc., Class A 68,948 1,583,736
American Coastal Insurance
Corp. 37,406 445,131
American Express Co. 346,152 111,824,404
American Financial Group, Inc. 164,763 21,957,965
American International Group,
Inc. 581,377 43,487,000
Ameriprise Financial, Inc. 130,768 62,087,339
Ameris Bancorp 132,089 11,260,587
AMERISAFE, Inc. 13,504 409,171
AmeriServ Financial, Inc. 3,367 13,333
Ames National Corp. 12,248 345,149
Aon PLC, Class A 220,204 68,626,577
#Apollo Global Management, Inc. 345,658 44,493,098
*Arch Capital Group, Ltd. 365,506 34,525,697
Ares Management Corp., Class A 56,460 6,628,404
Arrow Financial Corp. 39,342 1,449,753
Arthur J. Gallagher & Co. 133,210 27,494,544
#Artisan Partners Asset
Management, Inc., Class A 145,904 5,462,646
Associated Banc-Corp 402,665 11,339,046
Associated Capital Group, Inc.,
Class A 3,204 126,077
Assurant, Inc. 97,586 23,056,644
Assured Guaranty, Ltd. 94,764 7,761,172
Atlantic Union Bankshares Corp. 286,753 10,796,250
#*Atlanticus Holdings Corp. 31,384 2,492,203
Auburn National BanCorp, Inc. 2,938 70,424
Axis Capital Holdings, Ltd. 162,383 16,304,877
*Axos Financial, Inc. 109,367 10,547,353
#*Baldwin Insurance Group, Inc.
(The), Class A 73,033 1,659,310

68
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Banc of California, Inc. 358,021 $ 6,705,733
#BancFirst Corp. 63,197 7,053,417
*Bancorp, Inc. (The) 94,177 5,634,610
Bank First Corp. 15,627 2,270,759
Bank of America Corp. 2,569,027 137,340,183
Bank of Hawaii Corp. 93,195 7,409,934
Bank of Marin Bancorp 38,963 999,011
Bank of New York Mellon Corp.
(The) 588,972 79,140,168
Bank of NT Butterfield & Son, Ltd.
(The) 95,344 5,286,825
Bank of the James Financial
Group, Inc. 2,062 47,344
#Bank OZK 231,371 11,142,827
Bank7 Corp. 2,655 114,006
BankUnited, Inc. 177,133 8,233,142
Bankwell Financial Group, Inc. 17,847 923,047
Banner Corp. 83,190 5,566,243
Bar Harbor Bankshares 36,414 1,247,180
BayCom Corp. 21,979 658,930
BCB Bancorp, Inc. 28,670 291,001
Beacon Financial Corp. 204,536 5,835,412
*Berkshire Hathaway, Inc., Class
B 665,396 315,131,546
BGC Group, Inc., Class A 680,988 7,647,495
Blackrock, Inc. 37,012 39,439,987
Blackstone, Inc. 123,946 15,565,139
*Block, Inc., Class A 378,434 26,683,381
#Blue Ridge Bankshares, Inc. 12,278 42,114
#BOK Financial Corp. 129,151 17,279,112
*Bowhead Specialty Holdings,
Inc. 4,086 97,165
Bread Financial Holdings, Inc. 108,697 9,215,332
*Bridgewater Bancshares, Inc. 53,252 965,459
*Brighthouse Financial, Inc. 122,947 7,654,680
*Broadway Financial Corp. 1,626 12,959
#Brown & Brown, Inc. 181,359 10,908,744
#Burke & Herbert Financial
Services Corp. 2,982 191,772
Business First Bancshares, Inc. 70,715 1,936,177
*BV Financial, Inc. 2,851 55,823
Byline Bancorp, Inc. 97,880 3,146,842
C&F Financial Corp. 8,312 621,322
California BanCorp 12,112 226,373
Camden National Corp. 40,460 1,948,958
*Cantaloupe, Inc. 45,164 493,191
Capital Bancorp, Inc. 6,996 220,304
Capital City Bank Group, Inc. 40,532 1,871,362
Capital One Financial Corp. 374,153 71,575,469
Capitol Federal Financial, Inc. 320,163 2,458,852
Carlyle Group, Inc. (The) 496,846 24,877,079
*Carter Bankshares, Inc. 33,177 849,331
Cass Information Systems, Inc. 32,442 1,534,182
Cathay General Bancorp 138,447 7,757,185
CB Financial Services, Inc. 1,846 64,942
Cboe Global Markets, Inc. 98,319 29,504,549
Central Pacific Financial Corp. 67,011 2,230,126
CF Bankshares, Inc. 4,596 134,663
Charles Schwab Corp. (The) 764,919 70,097,177
Shares Value†
FINANCIALS — (Continued)
Chemung Financial Corp. 7,325 $ 486,453
ChoiceOne Financial Services,
Inc. 500 15,015
Chubb, Ltd. 135,429 44,285,283
Cincinnati Financial Corp. 209,764 34,317,390
Citigroup, Inc. 685,348 87,710,837
Citizens & Northern Corp. 38,486 849,771
Citizens Community Bancorp, Inc. 13,901 288,446
Citizens Financial Group, Inc. 574,255 37,355,288
Citizens Financial Services, Inc. 437 27,601
City Holding Co. 35,120 4,318,355
Civista Bancshares, Inc. 33,008 820,909
CME Group, Inc., Class A 84,166 24,224,658
CNB Financial Corp. 51,293 1,558,281
CNO Financial Group, Inc. 189,721 8,433,098
#*Coastal Financial Corp. 33,826 2,557,922
Cohen & Steers, Inc. 103,280 7,259,551
*Coinbase Global, Inc., Class A 155,445 29,187,908
Colony Bankcorp, Inc. 32,491 644,621
Columbia Banking System, Inc. 602,015 17,819,644
*Columbia Financial, Inc. 170,380 3,276,407
Commerce Bancshares, Inc. 267,791 13,933,166
#Community Financial System,
Inc. 99,730 6,318,893
Community Trust Bancorp, Inc. 43,475 2,822,832
Community West Bancshares 64,657 1,533,664
ConnectOne Bancorp, Inc. 107,178 3,131,741
*Consumer Portfolio Services,
Inc. 32,536 295,427
Corebridge Financial, Inc. 1,075,485 29,618,857
*Corpay, Inc. 128,459 39,368,830
Crawford & Co., Class A 43,171 463,657
Crawford & Co., Class B 51,124 512,774
#*Credit Acceptance Corp. 21,891 11,052,985
#Cullen/Frost Bankers, Inc. 118,963 17,241,308
*Customers Bancorp, Inc. 83,773 6,389,367
CVB Financial Corp. 436,691 8,895,396
#*Dave, Inc. 25,746 7,002,655
DigitalBridge Group, Inc. 264,506 4,115,713
Dime Community Bancshares,
Inc. 93,292 3,348,250
Donegal Group, Inc., Class A 70,170 1,180,259
#Donegal Group, Inc., Class B 1,947 37,480
*Donnelley Financial Solutions,
Inc. 60,164 3,026,249
Eagle Bancorp Montana, Inc. 11,611 256,835
Eagle Bancorp, Inc. 77,116 1,993,449
Eagle Financial Services, Inc. 360 13,565
East West Bancorp, Inc. 202,016 25,548,964
Eastern Bankshares, Inc. 507,992 10,276,678
*ECB Bancorp, Inc./MD 619 11,117
#*eHealth, Inc. 3,613 7,443
Employers Holdings, Inc. 57,079 2,404,167
Enact Holdings, Inc. 143,359 6,125,730
*Encore Capital Group, Inc. 51,902 4,295,929
*Enova International, Inc. 58,718 9,947,416
Enterprise Financial Services
Corp. 90,164 5,213,282
Equitable Holdings, Inc. 518,302 21,872,344

69
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Equity Bancshares, Inc., Class A 44,051 $ 1,997,272
#Erie Indemnity Co., Class A 43,765 9,581,471
#Esquire Financial Holdings, Inc. 15,448 1,623,894
Essent Group, Ltd. 211,324 12,789,328
#*Euronet Worldwide, Inc. 83,351 6,032,945
Evercore, Inc., Class A 58,442 18,776,830
Everest Group, Ltd. 55,706 19,873,673
EVERTEC, Inc. 129,835 3,834,028
#*EZCORP, Inc., Class A 142,687 4,677,280
F&G Annuities & Life, Inc. 86,061 2,464,787
#FactSet Research Systems, Inc. 18,476 4,204,768
Farmers & Merchants Bancorp,
Inc. 6,363 170,401
Farmers National Banc Corp. 46,428 653,242
#*FB Bancorp, Inc. 2,915 40,752
FB Financial Corp. 123,044 6,652,989
#Federal Agricultural Mortgage
Corp., Class A 695 93,599
Federal Agricultural Mortgage
Corp., Class C 22,557 3,920,407
Federated Hermes, Inc., Class B 180,002 10,456,316
Fidelis Insurance Holdings, Ltd. 245,460 5,186,570
Fidelity D&D Bancorp, Inc. 867 39,093
Fidelity National Financial, Inc. 386,051 20,190,467
Fidelity National Information
Services, Inc. 511,997 23,823,220
*Fifth District Bancorp, Inc. 707 10,690
Fifth Third Bancorp 1,092,473 55,453,929
*Finance Of America Cos, Inc.,
Class A 1,663 32,844
Financial Institutions, Inc. 40,167 1,368,490
#Finward Bancorp 5,104 164,247
*Finwise Bancorp 17,276 268,642
First American Financial Corp. 190,715 13,374,843
First Bancorp 338,658 8,222,616
First Bancorp 102,352 5,909,804
First Bancorp, Inc. (The) 26,230 746,506
First Bank 35,130 521,329
First Busey Corp. 217,010 5,685,662
First Business Financial Services,
Inc. 17,430 979,566
#First Capital, Inc. 3,434 185,711
#First Citizens BancShares, Inc.,
Class A 15,118 29,991,391
First Commonwealth Financial
Corp. 258,448 4,758,028
First Community Bankshares, Inc. 41,278 1,759,268
First Community Corp. 12,298 364,144
First Financial Bancorp 236,897 7,173,241
#First Financial Bankshares, Inc. 240,011 7,745,155
First Financial Corp. 24,552 1,612,330
#First Guaranty Bancshares, Inc. 2,269 21,510
First Hawaiian, Inc. 274,705 7,493,952
First Horizon Corp. 927,300 23,145,408
First Internet Bancorp 16,254 372,542
First Interstate BancSystem, Inc.,
Class A 231,350 8,210,612
First Merchants Corp. 155,107 6,272,527
First Mid Bancshares, Inc. 46,501 1,957,227
Shares Value†
FINANCIALS — (Continued)
First National Corp. 5,593 $ 149,445
First Northwest Bancorp 21,403 214,030
First United Corp. 12,988 482,634
#First US Bancshares, Inc. 2,977 49,121
*First Western Financial, Inc. 8,157 230,925
FirstCash Holdings, Inc. 85,320 18,618,530
#*Firstsun Capital Bancorp 48,829 1,726,593
*Fiserv, Inc. 182,892 11,458,184
Five Star Bancorp 12,597 509,549
#Flagstar Bank NA 662,575 9,256,173
Flushing Financial Corp. 83,202 1,341,216
*Flywire Corp. 133,209 1,799,654
FNB Corp. 799,978 14,279,607
#Franklin Financial Services
Corp. 6,474 364,810
Franklin Resources, Inc. 668,433 20,032,937
FS Bancorp, Inc. 13,500 548,640
Fulton Financial Corp. 455,023 9,823,947
FVCBankcorp, Inc. 22,920 358,927
GCM Grosvenor, Inc., Class A 68,747 750,717
*Genworth Financial, Inc., Class A 919,153 8,079,355
#German American Bancorp, Inc. 73,462 3,164,008
#Glacier Bancorp, Inc. 247,471 12,138,453
Global Payments, Inc. 271,366 19,527,497
Globe Life, Inc. 122,861 18,957,452
Goldman Sachs Group, Inc. (The) 156,142 144,239,295
*Goosehead Insurance, Inc.,
Class A 14,306 640,766
Great Southern Bancorp, Inc. 27,086 1,847,807
*Green Dot Corp., Class A 124,027 1,556,539
Greene County Bancorp, Inc. 1,379 33,165
*Greenlight Capital Re, Ltd.,
Class A 90,256 1,653,490
*Hagerty, Inc., Class A 5,045 51,257
Hamilton Insurance Group, Ltd.,
Class B 62,490 2,047,797
#Hamilton Lane, Inc., Class A 49,794 4,580,550
Hancock Whitney Corp. 177,801 12,003,346
Hanmi Financial Corp. 70,023 2,094,388
#Hanover Bancorp, Inc. 210 4,981
Hanover Insurance Group, Inc.
(The) 68,850 12,922,457
Hartford Insurance Group, Inc.
(The) 347,855 47,590,043
Hawthorn Bancshares, Inc. 4,727 158,922
HBT Financial, Inc. 9,194 255,225
HCI Group, Inc. 31,352 4,814,727
Hennessy Advisors, Inc. 14,900 149,000
Heritage Financial Corp. 80,700 2,220,864
*Heritage Global, Inc. 47,405 64,471
*Heritage Insurance Holdings, Inc. 65,613 1,923,773
Hilltop Holdings, Inc. 114,962 4,330,619
#Hingham Institution For Savings
(The) 2,325 660,765
*Hippo Holdings, Inc. 57,871 1,523,743
Home Bancorp, Inc. 16,650 1,035,463
Home BancShares, Inc. 378,501 10,170,322
Home Federal Bancorp, Inc. of
Louisiana 603 11,300

70
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
FINANCIALS — (Continued)
HomeTrust Bancshares, Inc. 28,096 $ 1,283,144
Hope Bancorp, Inc. 304,930 3,796,379
Horace Mann Educators Corp. 99,964 4,542,364
Horizon Bancorp, Inc. 121,874 2,205,919
Houlihan Lokey, Inc., Class A 86,960 13,457,060
Huntington Bancshares, Inc. 2,937,562 49,233,539
Independent Bank Corp. 94,481 7,368,573
Independent Bank Corp. 43,596 1,447,823
Interactive Brokers Group, Inc.,
Class A 47,464 3,773,388
Intercontinental Exchange, Inc. 253,775 40,119,290
International Bancshares Corp. 118,609 8,509,010
*International Money Express,
Inc. 72,000 1,145,520
Invesco, Ltd. 882,078 23,119,264
Investar Holding Corp. 21,340 591,331
Investors Title Co. 4,640 1,098,659
Isabella Bank Corp. 306 12,182
Jack Henry & Associates, Inc. 142,137 21,853,564
Jackson Financial, Inc., Class A 149,557 17,314,214
James River Group Holdings, Inc. 75,600 468,720
Janus Henderson Group PLC 321,995 16,618,162
Jefferies Financial Group, Inc. 390,173 18,814,142
JPMorgan Chase & Co. 1,420,697 445,004,921
Kearny Financial Corp. 177,754 1,429,142
Kemper Corp. 70,651 2,380,232
*Kentucky First Federal Bancorp 3,510 15,900
*Kestrel Group, Ltd. 3,800 36,936
KeyCorp. 1,497,324 33,105,834
Kingstone Cos., Inc. 19,489 324,882
#Kinsale Capital Group, Inc. 38,357 12,412,709
KKR & Co., Inc. 143,749 14,998,771
Lake Shore Bancorp, Inc. 4,441 72,211
#Lakeland Financial Corp. 56,579 3,424,161
Landmark Bancorp, Inc. 4,082 108,255
Lazard, Inc., Class A 217,074 10,528,089
LCNB Corp. 22,599 366,330
*LendingClub Corp. 281,068 4,797,831
#*LendingTree, Inc. 27,610 1,369,180
Lincoln National Corp. 348,003 13,157,993
LINKBANCORP, Inc. 3,451 29,989
Live Oak Bancshares, Inc. 110,692 4,162,019
#*loanDepot, Inc., Class A 99,767 154,639
Loews Corp. 285,128 32,108,264
LPL Financial Holdings, Inc. 147,511 49,287,850
M&T Bank Corp. 110,966 24,260,497
Magyar Bancorp, Inc. 6,521 113,465
MainStreet Bancshares, Inc. 1,782 41,734
*Markel Group, Inc. 15,163 26,875,963
MarketAxess Holdings, Inc. 58,363 9,174,080
MarketWise, Inc. 102 1,716
*Marqeta, Inc., Class A 977,961 4,244,351
Marsh & McLennan Cos., Inc. 286,570 48,060,655
Mastercard, Inc., Class A 424,869 213,675,117
#Mechanics Bancorp 6,244 92,193
Mercantile Bank Corp. 39,441 2,023,718
#Merchants Bancorp 92,063 4,284,612
Mercury General Corp. 113,385 11,033,494
Shares Value†
FINANCIALS — (Continued)
Meridian Corp. 17,998 $ 338,722
MetLife, Inc. 781,394 62,589,659
Metrocity Bankshares, Inc. 13,254 423,995
Metropolitan Bank Holding Corp. 25,924 2,290,385
MGIC Investment Corp. 495,003 13,107,679
Mid Penn Bancorp, Inc. 21,558 710,767
Midland States Bancorp, Inc. 56,091 1,458,927
#Moelis & Co., Class A 139,934 9,112,502
Moody's Corp. 95,848 44,267,399
Morgan Stanley 619,561 118,082,131
Morningstar, Inc. 25,580 4,315,602
MSCI, Inc., Class A 36,521 21,598,885
MVB Financial Corp. 23,321 609,378
Nasdaq, Inc. 393,525 36,168,883
National Bank Holdings Corp.,
Class A 94,706 4,043,946
National Bankshares, Inc. 6,617 236,856
Navient Corp. 242,095 2,236,958
NB Bancorp, Inc. 11,771 231,065
NBT Bancorp, Inc. 124,253 5,428,614
*NCR Atleos Corp. 145,676 6,465,101
Nelnet, Inc., Class A 47,809 6,774,535
*NerdWallet, Inc., Class A 103,532 1,122,287
*NI Holdings, Inc. 25,910 333,721
Nicolet Bankshares, Inc. 50,967 7,465,646
*NMI Holdings, Inc., Class A 149,559 5,789,429
Northeast Bank 18,612 2,314,402
Northeast Community Bancorp,
Inc. 11,614 278,678
Northern Trust Corp. 278,005 46,243,352
Northfield Bancorp, Inc. 124,862 1,741,825
Northrim BanCorp, Inc. 52,552 1,289,101
Northwest Bancshares, Inc. 357,416 4,943,063
Norwood Financial Corp. 6,661 194,967
Oak Valley Bancorp 9,383 310,390
OceanFirst Financial Corp. 139,840 2,666,749
*Octave Specialty Group, Inc. 102,000 451,860
OFG Bancorp 109,100 5,014,236
Ohio Valley Banc Corp. 6,974 310,413
Old National Bancorp 751,647 18,016,979
Old Republic International Corp. 474,233 18,945,608
Old Second Bancorp, Inc. 110,943 2,286,535
OneMain Holdings, Inc., Class A 248,025 14,576,429
*Onity Group, Inc. 16,114 741,405
OP Bancorp 24,152 346,340
*Open Lending Corp. 9,367 16,486
*Oportun Financial Corp. 78,034 475,227
Oppenheimer Holdings, Inc.,
Class A 17,257 1,975,581
*OppFi, Inc. 4,501 42,805
*OptimumBank Holdings, Inc. 1,400 7,644
Orange County Bancorp, Inc. 4,262 145,334
Origin Bancorp, Inc. 77,400 3,623,868
Orrstown Financial Services, Inc. 26,466 972,361
*Oscar Health, Inc., Class A 416,676 7,691,839
*Palomar Holdings, Inc. 52,933 6,372,075
Park National Corp. 30,594 5,267,981
Parke Bancorp, Inc. 28,252 850,668

71
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Pathfinder Bancorp, Inc. 1,566 $ 21,767
Pathward Financial, Inc. 52,936 4,596,962
*Paymentus Holdings, Inc., Class
A 37,103 1,040,739
*Payoneer Global, Inc. 698,675 3,479,401
PayPal Holdings, Inc. 669,917 33,589,638
#*Paysafe, Ltd. 55,731 503,808
*Paysign, Inc. 3,475 22,796
PCB Bancorp 14,583 351,888
Peapack-Gladstone Financial
Corp. 45,069 1,881,631
PennyMac Financial Services,
Inc. 114,827 10,367,730
Peoples Bancorp of North
Carolina, Inc. 8,606 339,249
Peoples Bancorp, Inc. 88,336 3,038,758
Peoples Financial Services Corp. 17,859 1,017,249
#Perella Weinberg Partners,
Class A 36,803 836,900
Pinnacle Financial Partners, Inc. 314,451 31,111,782
*Pioneer Bancorp, Inc. 33,996 483,763
Piper Sandler Cos. 122,232 10,658,630
PJT Partners, Inc., Class A 33,012 5,042,253
Plumas Bancorp 6,332 322,995
PNC Financial Services Group,
Inc. (The) 158,324 35,306,252
*Ponce Financial Group, Inc. 45,564 795,547
Popular, Inc. 131,651 19,791,095
*PRA Group, Inc. 102,148 2,225,805
Preferred Bank/Los Angeles CA 29,978 2,839,816
Primerica, Inc. 63,883 17,968,371
Primis Financial Corp. 60,188 882,356
Princeton Bancorp, Inc. 5,605 200,491
Principal Financial Group, Inc. 330,762 33,377,193
*Priority Technology Holdings,
Inc. 245 1,269
#PROG Holdings, Inc. 94,511 3,386,329
Progressive Corp. (The) 326,525 65,722,952
Prosperity Bancshares, Inc. 192,926 13,437,296
Provident Financial Holdings, Inc. 6,668 114,423
Provident Financial Services, Inc. 319,649 7,249,639
Prudential Financial, Inc. 317,048 31,105,579
QCR Holdings, Inc. 36,927 3,338,939
Radian Group, Inc. 213,254 7,640,891
#Raymond James Financial, Inc. 196,451 31,102,122
RBB Bancorp 39,983 964,390
Red River Bancshares, Inc. 4,501 408,376
Regional Management Corp. 20,720 773,892
Regions Financial Corp. 1,188,785 33,939,812
Reinsurance Group of America,
Inc. 83,859 17,732,824
*Remitly Global, Inc. 182,004 3,984,068
RenaissanceRe Holdings, Ltd. 67,661 20,769,897
Renasant Corp. 219,144 8,741,654
Republic Bancorp, Inc., Class A 34,529 2,614,881
*Rhinebeck Bancorp, Inc. 5,549 90,671
Richmond Mutual Bancorp, Inc. 5,489 86,836
Riverview Bancorp, Inc. 36,579 189,479
RLI Corp. 147,482 7,635,143
Shares Value†
FINANCIALS — (Continued)
*Robinhood Markets, Inc., Class
A 450,741 $ 32,854,511
*Rocket Cos., Inc., Class A 445,242 6,509,438
Runway Growth Finance Corp. – 1
S&P Global, Inc. 112,212 48,389,181
S&T Bancorp, Inc. 88,840 3,920,509
Safety Insurance Group, Inc. 36,144 2,716,583
SB Financial Group, Inc. 9,052 188,644
Seacoast Banking Corp. of
Florida 131,284 4,131,507
*Security National Financial
Corp., Class A 29,292 287,062
SEI Investments Co. 186,573 16,918,440
Selective Insurance Group, Inc. 115,395 9,687,410
*Selectquote, Inc. 97,212 89,416
#ServisFirst Bancshares, Inc. 94,080 7,490,650
#*Sezzle, Inc. 35,191 2,801,204
#*Shift4 Payments, Inc., Class A 16,217 718,089
Shore Bancshares, Inc. 78,057 1,506,500
Sierra Bancorp 34,990 1,262,439
Silvercrest Asset Management
Group, Inc., Class A 11,402 149,936
Simmons First National Corp.,
Class A 334,592 7,113,426
*SiriusPoint, Ltd. 287,073 6,720,379
*Skyward Specialty Insurance
Group, Inc. 96,104 4,367,927
#SLM Corp. 457,410 10,557,023
SmartFinancial, Inc. 18,852 790,653
#*SoFi Technologies, Inc. 1,751,323 28,196,300
Sound Financial Bancorp, Inc. 3,445 141,762
South Plains Financial, Inc. 14,377 590,607
*Southern First Bancshares, Inc. 16,790 945,277
Southern Missouri Bancorp, Inc. 23,332 1,592,176
Southside Bancshares, Inc. 69,975 2,311,274
SOUTHSTATE BANK Corp. 204,610 19,984,259
#SR Bancorp, Inc. 1,936 37,384
State Street Corp. 201,152 30,744,072
Stellar Bancorp, Inc. 124,146 4,662,924
*Sterling Bancorp, Inc. 71,357 –
Stewart Information Services
Corp. 63,653 4,455,073
Stifel Financial Corp. 199,256 15,703,365
Stock Yards Bancorp, Inc. 66,627 4,819,131
*StoneX Group, Inc. 140,061 14,850,668
*Summit State Bank 8,120 111,650
Synchrony Financial 527,598 40,202,968
#T. Rowe Price Group, Inc. 270,487 27,827,703
*Texas Capital Bancshares, Inc. 106,035 10,677,725
#TFS Financial Corp. 363,612 5,468,724
*Third Coast Bancshares, Inc. 33,051 1,234,124
Timberland Bancorp, Inc. 16,697 665,876
Tiptree, Inc. 85,239 1,469,520
*Toast, Inc., Class A 199,451 5,688,343
Tompkins Financial Corp. 32,802 2,764,225
Towne Bank 165,247 5,876,183
TPG, Inc., Class A 43,596 1,901,658
Tradeweb Markets, Inc., Class A 82,404 9,332,253
Travelers Cos., Inc. (The) 311,644 95,095,050

72
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
FINANCIALS — (Continued)
TriCo Bancshares 75,652 $ 3,803,026
*Triumph Financial, Inc. 57,769 3,909,806
#Truist Financial Corp. 888,197 45,742,146
#*Trupanion, Inc. 38,429 921,912
TrustCo Bank Corp. 45,754 2,177,890
Trustmark Corp. 147,332 6,537,121
#*TWFG, Inc., Class A 2,354 43,737
UMB Financial Corp. 148,461 18,731,324
#Union Bankshares, Inc. 1,060 26,171
United Bancorp, Inc. 3,975 65,110
United Bankshares, Inc. 296,158 12,974,682
United Community Banks, Inc. 253,130 8,436,823
United Fire Group, Inc. 60,778 2,450,569
Unity Bancorp, Inc. 23,648 1,236,317
Universal Insurance Holdings, Inc. 67,111 2,659,609
Univest Financial Corp. 70,523 2,679,169
Unum Group 244,551 19,657,009
#*Upstart Holdings, Inc. 16,131 509,417
US Bancorp 917,065 51,960,903
US Global Investors, Inc., Class A 4,102 10,788
USCB Financial Holdings, Inc. 15,022 274,001
UWM Holdings Corp. 51,429 182,059
Valley National Bancorp 1,205,770 16,362,299
Value Line, Inc. 492 17,313
*Velocity Financial, Inc. 31,853 614,444
#Victory Capital Holdings, Inc.,
Class A 149,038 11,700,973
Virginia National Bankshares
Corp. 3,290 138,838
Virtu Financial, Inc., Class A 185,777 9,225,686
Virtus Investment Partners, Inc. 15,339 2,232,591
#Visa, Inc., Class A 880,559 290,443,581
Voya Financial, Inc. 192,580 15,783,857
#W. R. Berkley Corp. 482,091 32,218,142
WaFd, Inc. 188,729 6,681,007
Walker & Dunlop, Inc. 37,136 1,869,798
Washington Trust Bancorp, Inc. 49,365 1,551,542
Waterstone Financial, Inc. 60,100 1,083,002
Webster Financial Corp. 318,457 23,043,549
Wells Fargo & Co. 1,720,889 141,508,702
WesBanco, Inc. 220,886 7,594,061
West BanCorp, Inc. 46,857 1,122,225
Westamerica Bancorp 66,043 3,620,477
Western Alliance Bancorp 212,226 17,304,908
Western New England Bancorp,
Inc. 94,860 1,323,297
#Western Union Co. (The) 623,045 5,663,479
Westwood Holdings Group, Inc. 18,611 305,965
*WEX, Inc. 75,899 11,409,897
White Mountains Insurance
Group, Ltd. 5,391 12,032,658
Willis Towers Watson PLC 132,366 33,912,169
Wintrust Financial Corp. 132,420 19,938,479
#WisdomTree, Inc. 294,438 5,005,446
#*World Acceptance Corp. 11,655 1,715,150
WSFS Financial Corp. 117,770 8,475,907
WVS Financial Corp. 90 1,278
Shares Value†
FINANCIALS — (Continued)
Zions Bancorp NA 306,757 $ 19,454,529
TOTAL FINANCIALS 6,585,898,347
HEALTH CARE — (8.7%)
#*10X Genomics, Inc., Class A 164,690 3,631,415
*4D Molecular Therapeutics, Inc. 9,046 80,238
Abbott Laboratories 761,436 69,130,774
AbbVie, Inc. 839,143 177,327,699
*Absci Corp. 104,351 519,146
*AC Immune SA 7,863 23,825
*Acadia Healthcare Co., Inc. 56,238 1,456,283
*ACADIA Pharmaceuticals, Inc. 348,165 7,816,304
*Accendra Health, Inc. 6,889 25,558
*Aclaris Therapeutics, Inc. 21,533 93,453
Acme United Corp. 1,722 70,189
*Acumen Pharmaceuticals, Inc. 9,637 23,032
*AdaptHealth Corp., Class A 302,529 3,966,155
*Addus HomeCare Corp. 48,455 4,694,805
*ADMA Biologics, Inc. 151,191 1,549,708
Agilent Technologies, Inc. 194,551 22,480,368
*Agilon Health, Inc. 1,121 31,332
*Agios Pharmaceuticals, Inc. 136,570 3,823,960
#*Akebia Therapeutics, Inc. 108,459 149,673
*Align Technology, Inc. 74,383 13,092,152
*Alignment Healthcare, Inc. 9,187 207,075
*Alkermes PLC 308,817 10,410,221
#*Allogene Therapeutics, Inc. 241,276 513,918
*Alnylam Pharmaceuticals, Inc. 68,488 21,196,351
#*Altimmune, Inc. 34,439 89,541
*American Shared Hospital
Services 10 15
Amgen, Inc. 334,962 115,980,592
#*AMN Healthcare Services, Inc. 28,926 592,115
*Amneal Pharmaceuticals, Inc. 453,710 5,839,248
*Amphastar Pharmaceuticals, Inc. 97,686 2,145,185
*Amylyx Pharmaceuticals, Inc. 54,057 864,912
#*AN2 Therapeutics, Inc. 3,416 15,543
#*Anavex Life Sciences Corp. 4,671 15,601
*AngioDynamics, Inc. 110,473 1,208,575
#*ANI Pharmaceuticals, Inc. 49,705 3,949,062
*Anika Therapeutics, Inc. 900 11,205
*Annexon, Inc. 180,473 1,059,377
#*Apellis Pharmaceuticals, Inc. 53,004 2,170,514
*Apyx Medical Corp. 713 2,374
#*Arcturus Therapeutics Holdings,
Inc. 24,073 207,509
#*Arcus Biosciences, Inc. 11,946 304,623
#*Arrowhead Pharmaceuticals,
Inc. 153,772 11,299,167
#*ARS Pharmaceuticals, Inc. 6,032 49,824
#*Artivion, Inc. 108,610 3,891,496
*Arvinas, Inc. 11,109 109,979
*Astrana Health, Inc. 98,341 3,357,362
*Atara Biotherapeutics, Inc. 880 4,198
#*Atea Pharmaceuticals, Inc. 58,155 320,434
*AtriCure, Inc. 110,745 3,113,042
*aTyr Pharma, Inc. 3,126 2,524
*Aura Biosciences, Inc. 2,107 14,854
*Avanos Medical, Inc. 90,709 2,233,256

73
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Aveanna Healthcare Holdings,
Inc. 42,483 $ 277,839
*Aytu BioPharma, Inc. 4,122 10,635
*Azenta, Inc. 77,013 1,892,209
Baxter International, Inc. 8,192 144,015
#*Beam Therapeutics, Inc. 239,418 7,261,548
#Becton Dickinson & Co. 255,345 38,056,619
*Bicara Therapeutics, Inc. 3,391 73,178
#*BioAge Labs, Inc. 13,304 224,172
#*BioCryst Pharmaceuticals, Inc. 34,873 319,437
*Biogen, Inc. 114,920 21,752,058
*BioLife Solutions, Inc. 117,423 2,475,277
*BioMarin Pharmaceutical, Inc. 323,150 17,421,016
*Bio-Rad Laboratories, Inc., Class
A 47,081 13,188,330
Bio-Techne Corp. 295,695 16,357,847
*Bioventus, Inc., Class A 51,448 507,792
*Black Diamond Therapeutics,
Inc. 68,533 181,612
*Boston Scientific Corp. 503,303 28,995,286
*Bridgebio Pharma, Inc. 107,208 7,623,561
*BrightSpring Health Services,
Inc. 429,591 20,607,480
Bristol-Myers Squibb Co. 1,373,149 83,199,098
*Brookdale Senior Living, Inc. 468,691 6,730,403
#Bruker Corp. 227,144 8,338,456
#*Butterfly Network, Inc., Class A 195,617 937,005
*C4 Therapeutics, Inc. 21,949 62,116
#*Cardiff Oncology, Inc. 7,385 12,776
Cardinal Health, Inc. 129,795 25,034,860
#*CareCloud, Inc. 6,835 20,642
*CareDx, Inc. 136,968 2,850,304
#*Caribou Biosciences, Inc. 95,887 180,268
*Castle Biosciences, Inc. 83,333 2,040,825
*Catalyst Pharmaceuticals, Inc. 254,040 7,146,145
*Celldex Therapeutics, Inc. 79,390 2,610,343
Cencora, Inc. 159,729 49,198,129
*Centene Corp. 170,827 9,171,702
#*Century Therapeutics, Inc. 9,543 21,853
#*Certara, Inc. 376,269 2,306,529
*CG oncology, Inc. 58,331 3,893,011
*Charles River Laboratories
International, Inc. 105,382 17,595,633
Chemed Corp. 26,493 11,258,995
*ChronoScale Corporation 106 1,273
Cigna Group (The) 234,337 68,093,645
*Climb Bio, Inc. 4,981 44,231
#*Clover Health Investments
Corp., Class A 228,838 629,304
*Codexis, Inc. 19,277 54,361
*Collegium Pharmaceutical, Inc. 87,442 2,949,419
*Community Health Systems, Inc. 202,789 575,921
*Compass Therapeutics, Inc. 7,766 13,746
Concentra Group Holdings
Parent, Inc. 230,907 5,188,480
CONMED Corp. 50,119 1,837,363
*Contineum Therapeutics, Inc.,
Class A 1,762 22,589
*Cooper Cos., Inc. (The) 254,355 15,998,929
Shares Value†
HEALTH CARE — (Continued)
*Corbus Pharmaceuticals
Holdings, Inc. 4,229 $ 41,783
#*Corcept Therapeutics, Inc. 99,381 4,623,204
*CorVel Corp. 65,667 3,773,226
*Coya Therapeutics, Inc. 1,977 8,363
#*Crinetics Pharmaceuticals, Inc. 125,853 4,880,579
*Cross Country Healthcare, Inc. 35,632 360,596
*CryoPort, Inc. 132,766 1,362,179
*Cullinan Therapeutics, Inc. 163,462 2,133,179
#*Cumberland Pharmaceuticals,
Inc. 3,702 15,511
*CVRx, Inc. 5,367 40,306
CVS Health Corp. 527,261 43,915,569
*Cytek Biosciences, Inc. 318,340 1,451,630
*CytomX Therapeutics, Inc. 71,243 300,645
Danaher Corp. 184,377 32,994,264
*DaVita, Inc. 122,200 18,958,108
#*Definitive Healthcare Corp.,
Class A 204,300 194,718
*Denali Therapeutics, Inc. 211,099 3,951,773
DENTSPLY SIRONA, Inc. 282,414 3,318,364
*Design Therapeutics, Inc. 2,010 27,336
*Dexcom, Inc. 403,310 24,017,110
*Dianthus Therapeutics, Inc. 27,975 2,456,205
#*Disc Medicine, Inc., Class A 61,112 4,030,336
*DocGo, Inc. 15,693 11,075
*Doximity, Inc., Class A 99,952 2,442,827
#*Dyne Therapeutics, Inc. 127,860 2,243,943
*Edgewise Therapeutics, Inc. 105,864 3,277,549
*Edwards Lifesciences Corp. 345,049 28,811,592
*Elanco Animal Health, Inc. 903,138 20,203,197
*Electromed, Inc. 6,646 170,869
#*Eledon Pharmaceuticals, Inc. 17,419 63,405
Elevance Health, Inc. 173,890 65,455,674
Eli Lilly & Co. 413,166 386,144,944
#Embecta Corp. 70,189 642,229
*Emergent BioSolutions, Inc. 140,649 1,157,541
*Enanta Pharmaceuticals, Inc. 1,234 17,140
Encompass Health Corp. 222,469 22,246,900
*Enhabit, Inc. 139,652 1,918,818
*Enliven Therapeutics, Inc. 28,939 1,193,155
#*Enovis Corp. 100,892 2,364,908
Ensign Group, Inc. (The) 86,296 16,110,600
*Entrada Therapeutics, Inc. 2,069 27,931
*Envista Holdings Corp. 427,230 11,082,346
*Erasca, Inc. 402,637 4,288,084
*Exagen, Inc. 3,498 10,144
*Exelixis, Inc. 510,335 22,689,494
*EyePoint, Inc. 41,879 552,803
*FONAR Corp. 10,241 193,862
*Forian, Inc. 10,306 22,261
*Fortrea Holdings, Inc. 107,062 1,231,213
*Fulcrum Therapeutics, Inc. 15,348 109,431
#*Fulgent Genetics, Inc. 84,573 1,284,664
GE HealthCare Technologies, Inc. 409,304 24,902,055
*GeneDx Holdings Corp., Class A 12,259 770,969
Gilead Sciences, Inc. 819,319 107,199,698
#*Ginkgo Bioworks Holdings, Inc. 1,232 10,423

74
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Glaukos Corp. 3,950 $ 567,497
*Globus Medical, Inc., Class A 188,153 16,967,638
#*GoodRx Holdings, Inc., Class A 129,204 304,921
#*GRAIL, Inc. 51,657 2,814,273
*Guardian Pharmacy Services,
Inc., Class A 10,273 381,128
*Haemonetics Corp. 98,402 5,912,976
*Halozyme Therapeutics, Inc. 192,664 12,264,990
*Harmony Biosciences Holdings,
Inc. 146,474 4,578,777
#*Harrow, Inc. 50,366 2,041,334
*Harvard Bioscience, Inc. 1,029 6,565
HCA Healthcare, Inc. 27,602 11,991,689
*HealthEquity, Inc. 145,500 11,935,365
HealthStream, Inc. 66,176 1,373,814
*Henry Schein, Inc. 270,764 20,196,287
Humana, Inc. 131,593 31,113,849
#*ICON PLC 48,552 5,745,158
*ICU Medical, Inc. 54,229 6,464,097
*Ideaya Biosciences, Inc. 129,589 3,771,040
*IDEXX Laboratories, Inc. 60,447 33,898,678
*Illumina, Inc. 98,596 12,496,057
*ImmuCell Corp. 108 914
*Immuneering Corp., Class A 3,598 18,854
*Immunome, Inc. 1,576 36,153
*Incyte Corp. 290,447 27,670,886
*Indivior Pharmaceuticals, Inc. 186,960 6,876,389
*InfuSystem Holdings, Inc. 6,529 66,139
*Innovage Holding Corp. 120 978
*Innoviva, Inc. 198,691 4,567,906
*Inogen, Inc. 41,509 295,129
*Insmed, Inc. 41,898 5,711,954
*Inspire Medical Systems, Inc. 1,374 77,136
#*Instil Bio, Inc. 1,385 11,052
*Insulet Corp. 92,460 15,916,064
#*Integer Holdings Corp. 75,647 6,695,516
*Integra LifeSciences Holdings
Corp. 46,015 484,998
#*Intellia Therapeutics, Inc. 319,151 4,302,155
*Intuitive Surgical, Inc. 42,313 19,362,852
*Ionis Pharmaceuticals, Inc. 32,429 2,424,392
#*Iovance Biotherapeutics, Inc. 482,457 1,621,056
*IQVIA Holdings, Inc. 198,006 31,358,210
iRadimed Corp. 6,320 527,341
*Ironwood Pharmaceuticals, Inc.,
Class A 100,870 416,089
*Jazz Pharmaceuticals PLC 147,813 30,008,995
Johnson & Johnson 1,578,797 362,886,490
#*Joint Corp. (The) 6,965 61,780
*Keros Therapeutics, Inc. 20,827 231,596
*Kewaunee Scientific Corp. 3,740 138,417
*Kezar Life Sciences, Inc. 1,686 12,325
*Kiniksa Pharmaceuticals
International PLC, Class A 88,998 4,786,312
#*Krystal Biotech, Inc. 55,799 14,633,846
*Kura Oncology, Inc. 154,436 1,363,670
#*Kymera Therapeutics, Inc. 94,305 7,645,306
#*Kyverna Therapeutics, Inc. 4,410 38,808
Labcorp Holdings, Inc. 123,947 31,829,590
Shares Value†
HEALTH CARE — (Continued)
*Lantern Pharma, Inc. 1,042 $ 2,136
*Lantheus Holdings, Inc. 76,552 6,477,830
#*Larimar Therapeutics, Inc. 12,332 50,068
LeMaitre Vascular, Inc. 47,957 5,263,281
#*Lexeo Therapeutics, Inc. 110,788 630,938
*LifeStance Health Group, Inc. 709,242 5,368,962
*Ligand Pharmaceuticals, Inc. 42,028 9,643,325
*Lipocine, Inc. 4,760 11,091
*LivaNova PLC 110,636 6,649,224
#*Lyell Immunopharma, Inc. 409 8,070
*MacroGenics, Inc. 1,871 5,763
*Madrigal Pharmaceuticals, Inc. 1,165 602,759
*MannKind Corp. 452,118 1,279,494
#*Maravai LifeSciences Holdings,
Inc., Class A 14,388 52,948
*Masimo Corp. 50,143 8,947,015
#*MBX Biosciences, Inc. 9,796 296,035
McKesson Corp. 21,756 17,735,491
*Medpace Holdings, Inc. 38,542 16,135,994
Medtronic PLC 473,533 38,341,967
Merck & Co., Inc. 1,555,477 169,826,979
#*Merit Medical Systems, Inc. 95,653 6,521,622
Mesa Laboratories, Inc. 7,156 715,600
*Mettler-Toledo International, Inc. 10,698 13,657,174
*MiMedx Group, Inc. 281,778 946,774
#*Moderna, Inc. 441,688 20,291,147
#*Molina Healthcare, Inc. 28,395 5,526,235
#*Monte Rosa Therapeutics, Inc. 60,673 1,161,888
*Natera, Inc. 42,998 8,864,468
National HealthCare Corp. 38,091 6,600,789
*Nautilus Biotechnology, Inc.,
Class A 71,084 186,951
#*Neogen Corp. 264,221 2,483,677
*NeoGenomics, Inc. 348,940 3,231,184
*Neumora Therapeutics, Inc. 12,147 30,003
*Neurocrine Biosciences, Inc. 135,667 17,863,274
*Neurogene, Inc. 2,066 53,902
*Nkarta, Inc. 6,442 17,844
*Novocure, Ltd. 40,482 615,731
NRC Health 17,485 287,803
*Nurix Therapeutics, Inc. 116,360 1,943,212
#*Nutex Health, Inc. 1,205 143,636
#*Nuvation Bio, Inc. 408,600 1,818,270
*Ocular Therapeutix, Inc. 184,477 1,728,549
*Odysight.ai, Inc. 2,033 9,575
*Olema Pharmaceuticals, Inc. 75,925 1,094,079
#*OmniAb, Inc. 74,974 104,214
*OmniAb, Inc.- Vesting 12.5 7,938 –
*OmniAb, Inc.- Vesting 15 7,938 –
*Omnicell, Inc. 120,766 5,002,128
#*OPKO Health, Inc. 341,321 383,986
*OptimizeRx Corp. 4,166 25,954
*Option Care Health, Inc. 314,535 6,394,497
Oramed Pharmaceuticals, Inc. 36,536 141,760
*OraSure Technologies, Inc. 149,318 453,927
*Organogenesis Holdings, Inc.,
Class A 334,000 784,900
Organon & Co. 50,643 671,020

75
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
#*ORIC Pharmaceuticals, Inc. 97,392 $ 962,233
*Orthofix Medical, Inc. 111,635 1,312,828
*OrthoPediatrics Corp. 60,932 917,636
*Outset Medical, Inc. 24,331 103,893
*Owlet, Inc., Class A 2,466 12,182
#*Pacific Biosciences of
California, Inc. 8,144 12,949
*Pacira BioSciences, Inc. 118,628 3,023,828
*PACS Group, Inc. 101,227 3,396,166
*Palvella Therapeutics, Inc. 218 27,974
*Passage Bio, Inc. 792 4,047
#*<PDL BioPharma, Inc. 147,592 64,940
*Pediatrix Medical Group, Inc. 218,554 4,919,651
#*Pennant Group, Inc. (The) 73,781 2,310,821
#*Penumbra, Inc. 27,709 9,046,434
#Perrigo Co. PLC 315,315 3,733,330
#*Personalis, Inc. 163,227 901,013
Pfizer, Inc. 2,784,068 74,334,616
Phibro Animal Health Corp.,
Class A 54,849 2,916,870
*Praxis Precision Medicines, Inc. 4,257 1,357,259
*Prestige Consumer Healthcare,
Inc. 117,382 6,610,954
#*Prime Medicine, Inc. 10,029 35,553
*Privia Health Group, Inc. 270,381 6,718,968
#*Pro-Dex, Inc. 2,725 136,632
*Progyny, Inc. 218,354 4,057,017
*Protagonist Therapeutics, Inc. 5,700 564,129
#*Protalix BioTherapeutics, Inc. 10,251 22,040
*Protara Therapeutics, Inc. 20,174 107,527
#*Prothena Corp. PLC 13,125 145,163
*PTC Therapeutics, Inc. 95,919 6,240,490
*Puma Biotechnology, Inc. 12,376 92,944
*Quanterix Corp. 4,100 12,833
Quest Diagnostics, Inc. 161,859 31,433,018
#*QuidelOrtho Corp. 43,050 529,515
*RadNet, Inc. 134,413 7,601,055
*Rafael Holdings, Inc., Class B 16,227 20,608
*Rapid Micro Biosystems, Inc.,
Class A 5,089 12,214
Regeneron Pharmaceuticals, Inc. 36,942 26,120,211
*REGENXBIO, Inc. 145,383 1,304,086
*Relay Therapeutics, Inc. 297,830 3,859,877
*Repligen Corp. 87,679 10,373,302
*Replimune Group, Inc. 55,596 142,882
#ResMed, Inc. 107,519 22,988,637
*Revolution Medicines, Inc. 240,648 34,682,190
#Revvity, Inc. 215,390 18,657,082
*Rezolute, Inc. 14,928 47,770
*Rigel Pharmaceuticals, Inc. 17,507 505,952
#*Rocket Pharmaceuticals, Inc. 1,662 5,784
*Roivant Sciences, Ltd. 1,169,004 33,351,684
*Sagimet Biosciences, Inc., Class
A 8,721 70,030
#*Schrodinger, Inc. 18,934 226,451
Select Medical Holdings Corp. 249,125 4,088,141
#*Senseonics Holdings, Inc. 9,459 62,524
#*Sensus Healthcare, Inc. 21,580 85,673
#*Shattuck Labs, Inc. 2,719 19,441
Shares Value†
HEALTH CARE — (Continued)
*SI-BONE, Inc. 23,078 $ 285,936
SIGA Technologies, Inc. 192,103 883,674
*Sight Sciences, Inc. 2,673 10,933
*Simulations Plus, Inc. 22,080 312,874
*Solid Biosciences, Inc. 17,135 124,400
*Solventum Corp. 68,028 4,582,366
*Sotera Health Co. 568,961 8,853,033
#*Spero Therapeutics, Inc. 4,874 12,234
*Spruce Biosciences, Inc. 681 39,035
#*STAAR Surgical Co. 43,753 1,153,329
STERIS PLC 133,117 28,870,415
#*Stoke Therapeutics, Inc. 127,867 4,183,808
#*Strata Critical Medical, Inc. 238,268 1,196,105
Stryker Corp. 115,899 36,523,252
#*Summit Therapeutics, Inc. 2,425 52,041
*Supernus Pharmaceuticals, Inc. 155,331 7,455,888
#*Surgery Partners, Inc. 130,597 1,832,276
*Tactile Systems Technology, Inc. 50,801 1,169,439
*Talkspace, Inc. 369,915 1,919,859
#*Taysha Gene Therapies, Inc. 10,179 65,044
#*Teladoc Health, Inc. 422,235 2,558,744
Teleflex, Inc. 48,258 5,979,649
*Tempest Therapeutics, Inc. 107 213
*Tenax Therapeutics, Inc. 13,785 180,721
*Tenet Healthcare Corp. 161,567 28,616,747
*Terns Pharmaceuticals, Inc. 63,284 3,349,622
#*TG Therapeutics, Inc. 52,949 1,788,617
*TherapeuticsMD, Inc. 4,826 9,845
#*Theravance Biopharma, Inc. 120,132 2,011,010
Thermo Fisher Scientific, Inc. 115,890 55,506,674
#*TransMedics Group, Inc. 22,699 2,287,832
*Treace Medical Concepts, Inc. 3,969 7,184
*TruBridge, Inc. 14,864 382,005
#*Twist Bioscience Corp. 100,200 5,856,690
#*UFP Technologies, Inc. 17,368 3,328,230
*Unicycive Therapeutics, Inc. 8,341 63,892
*United Therapeutics Corp. 62,386 35,644,241
UnitedHealth Group, Inc. 305,789 113,288,709
Universal Health Services, Inc.,
Class B 91,584 15,410,840
#US Physical Therapy, Inc. 40,935 2,915,391
Utah Medical Products, Inc. 4,658 304,726
*Vanda Pharmaceuticals, Inc. 160,380 1,138,698
*Varex Imaging Corp. 116,903 1,361,920
*Vaxcyte, Inc. 107,241 6,138,475
*Veeva Systems, Inc., Class A 122,567 19,116,775
*Vera Therapeutics, Inc., Class A 3,522 125,418
*Veracyte, Inc. 214,262 7,053,505
*Vericel Corp. 65,846 2,286,832
*Verrica Pharmaceuticals, Inc. 800 5,096
*Vertex Pharmaceuticals, Inc. 78,231 33,434,365
Viatris, Inc. 1,708,814 25,529,681
#*Viking Therapeutics, Inc. 6,609 206,069
*Vir Biotechnology, Inc. 207,815 2,122,830
*Viridian Therapeutics, Inc. 122,818 1,655,587
*Voyager Therapeutics, Inc. 39,859 148,674
#*Waters Corp. 118,206 36,552,841
*WaVe Life Sciences, Ltd. 82,355 581,426

76
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
#*Waystar Holding Corp. 35,510 $ 759,026
West Pharmaceutical Services,
Inc. 91,871 27,339,891
*Xencor, Inc. 170,669 2,036,081
*Xeris Biopharma Holdings, Inc. 15,241 93,351
*XOMA Royalty Corp. 10,799 442,111
*Zevra Therapeutics, Inc. 22,532 229,150
Zimmer Biomet Holdings, Inc. 276,847 22,820,498
Zoetis, Inc., Class A 339,591 39,042,777
*Zymeworks, Inc. 72,902 2,007,721
TOTAL HEALTH CARE 3,993,788,696
INDUSTRIALS — (13.2%)
#*3D Systems Corp. 206,859 508,873
3M Co. 382,194 55,999,065
A.O. Smith Corp. 218,555 13,515,441
#AAON, Inc. 154,451 14,411,823
*AAR Corp. 78,115 8,621,553
ABM Industries, Inc. 142,728 5,823,302
ACCO Brands Corp. 228,326 732,926
Acuity, Inc. 47,059 13,636,286
Advanced Drainage Systems, Inc. 136,004 20,298,597
Aebi Schmidt Holding AG 28,906 335,888
AECOM 246,114 20,698,187
#*AeroVironment, Inc. 40,991 7,994,065
*AerSale Corp. 20,732 139,319
AGCO Corp. 148,594 17,982,846
*Air Industries Group 2,238 7,072
#Alamo Group, Inc. 29,684 5,148,393
#*Alaska Air Group, Inc. 241,984 9,463,994
Albany International Corp., Class
A 61,521 3,570,679
#Alight, Inc., Class A 243,070 201,116
*Allegiant Travel Co. 44,964 3,401,077
Allegion PLC 160,358 22,046,018
#Allient, Inc. 31,239 2,379,787
Allison Transmission Holdings,
Inc. 173,053 23,249,671
*Alpha Pro Tech, Ltd. 8,812 40,535
Alta Equipment Group, Inc. 66,091 512,205
*Amentum Holdings, Inc. 340,760 8,938,135
*Ameresco, Inc., Class A 84,378 2,496,745
#*American Airlines Group, Inc. 762,883 8,933,360
*American Superconductor Corp. 48,385 2,590,533
*American Woodmark Corp. 13,785 602,129
AMETEK, Inc. 157,784 37,158,132
*API Group Corp. 605,987 27,705,726
Apogee Enterprises, Inc. 31,283 1,138,701
Applied Industrial Technologies,
Inc. 60,481 18,492,066
*Aqua Metals, Inc. 1,187 6,089
ArcBest Corp. 51,946 6,626,751
Arcosa, Inc. 93,999 11,888,054
Argan, Inc. 15,976 10,703,600
Armstrong World Industries, Inc. 88,055 15,003,691
*Art's-Way Manufacturing Co.,
Inc. 4,761 12,855
Astec Industries, Inc. 55,573 3,613,356
*Astronics Corp. 68,569 4,895,827
Shares Value†
INDUSTRIALS — (Continued)
*Astronics Corp., Class B 13,053 $ 931,593
*Asure Software, Inc. 21,249 192,303
*ATI, Inc. 261,262 40,615,791
Atkore, Inc. 81,963 6,405,408
#Atmus Filtration Technologies,
Inc. 140,992 8,938,893
Automatic Data Processing, Inc. 230,618 48,877,179
*Avalon Holdings Corp., Class A 1,300 3,295
#*Avis Budget Group, Inc. 10,914 1,971,832
*Axon Enterprise, Inc. 19,019 7,641,073
AZZ, Inc. 57,360 8,204,774
Barrett Business Services, Inc. 46,476 1,465,388
BGSF, Inc. 17,156 97,618
*Bloom Energy Corp., Class A 119,613 33,893,540
#*Blue Bird Corp. 80,823 5,181,563
*BlueLinx Holdings, Inc. 16,747 886,921
*Boeing Co. (The) 132,428 30,329,985
Boise Cascade Co. 73,601 5,834,351
Booz Allen Hamilton Holding
Corp., Class A 148,417 11,542,390
*Bowman Consulting Group, Ltd. 19,477 614,694
Brady Corp., Class A 75,182 6,151,391
*Bridger Aerospace Group
Holdings, Inc. 13,776 27,965
*BrightView Holdings, Inc. 216,650 2,578,135
#Brink's Co. (The) 71,933 7,678,848
Broadridge Financial Solutions,
Inc. 180,760 27,833,425
*Broadwind, Inc. 5,040 13,406
*Builders FirstSource, Inc. 173,144 13,693,959
BWX Technologies, Inc. 110,529 23,917,370
*CACI International, Inc., Class A 30,953 16,081,322
*Cadeler A/S, ADR 12,102 334,983
#Cadre Holdings, Inc. 82,933 2,458,963
#Carlisle Cos., Inc. 76,816 27,289,652
Carpenter Technology Corp. 78,111 33,447,130
Carrier Global Corp. 547,651 36,785,718
#*Casella Waste Systems, Inc.,
Class A 88,077 6,980,102
Caterpillar, Inc. 244,416 217,557,126
#*CECO Environmental Corp. 81,906 6,072,511
*Centuri Holdings, Inc. 40,556 1,524,906
CH Robinson Worldwide, Inc. 207,235 37,677,395
*Chart Industries, Inc. 5,249 1,091,267
*Cimpress PLC 28,560 2,526,418
Cintas Corp. 227,868 39,810,818
*Civeo Corp. 21,659 690,922
*Clean Harbors, Inc. 101,117 31,617,264
#CNH Industrial NV 2,353,854 25,209,776
Columbus McKinnon Corp. 21,377 330,275
Comfort Systems USA, Inc. 43,154 79,414,149
*Commercial Vehicle Group, Inc. 783 3,273
CompX International, Inc. 893 20,780
#Concentrix Corp. 144,348 3,438,369
*Concrete Pumping Holdings, Inc. 39,216 310,591
*Conduent, Inc. 466,160 797,134
#*Construction Partners, Inc.,
Class A 63,739 7,881,965
Copa Holdings SA, Class A 59,417 6,873,359

77
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Copart, Inc. 195,085 $ 6,459,264
*Core & Main, Inc., Class A 370,274 18,650,701
*Costamare Bulkers Holdings,
Ltd. 58,847 1,016,876
Costamare, Inc. 275,805 4,583,879
Covenant Logistics Group, Inc.,
Class A 51,914 1,809,722
*CPI Aerostructures, Inc. 3,639 13,100
CRA International, Inc. 15,718 2,475,113
Crane Co. 88,515 15,731,771
#CSG Systems International, Inc. 23,417 1,882,961
#CSW Industrials, Inc. 23,282 6,779,718
CSX Corp. 2,260,848 102,710,325
Cummins, Inc. 130,853 87,803,672
Curtiss-Wright Corp. 15,903 11,453,341
*Custom Truck One Source, Inc. 95,967 945,275
Deere & Co. 156,868 92,531,727
#Delta Air Lines, Inc. 992,356 67,470,284
#Deluxe Corp. 82,495 2,569,719
*Distribution Solutions Group, Inc. 48,878 1,322,639
*DNOW, Inc. 444,784 6,000,136
Donaldson Co., Inc. 226,692 19,987,434
Douglas Dynamics, Inc. 51,909 2,394,562
Dover Corp. 106,354 24,079,609
*Ducommun, Inc. 37,012 5,253,113
*DXP Enterprises, Inc. 31,847 5,437,875
*Dycom Industries, Inc. 56,080 23,222,728
#Eastern Co. (The) 12,403 271,130
Eaton Corp. PLC 92,897 40,225,330
EMCOR Group, Inc. 58,077 51,785,519
Emerson Electric Co. 275,337 38,668,328
*Energy Recovery, Inc. 106,754 1,181,767
Enerpac Tool Group Corp., Class
A 108,695 3,815,195
EnerSys 65,588 13,987,297
Ennis, Inc. 65,162 1,360,583
Enpro, Inc. 37,614 10,966,362
*Enviri Corp. 186,283 3,667,912
Equifax, Inc. 187,558 32,623,839
Esab Corp. 98,189 9,649,033
ESCO Technologies, Inc. 46,154 14,951,588
Espey Mfg. & Electronics Corp. 3,249 230,322
*Everus Construction Group, Inc. 106,748 15,737,858
EVI Industries, Inc. 2,916 54,150
*ExlService Holdings, Inc. 250,782 7,994,930
Expeditors International of
Washington, Inc. 250,272 37,012,726
Exponent, Inc. 63,373 4,239,020
Fastenal Co. 871,234 39,144,544
#Federal Signal Corp. 100,880 12,421,354
FedEx Corp. 245,470 99,000,506
Ferguson Enterprises, Inc. 267,377 71,579,497
#*FGI Industries, Ltd. 1,680 11,743
#*First Advantage Corp. 203,803 2,600,526
Flowserve Corp. 242,059 17,825,225
*Fluor Corp. 337,883 18,026,058
Fortive Corp. 420,339 25,132,069
Fortune Brands Innovations, Inc. 254,842 10,331,295
Shares Value†
INDUSTRIALS — (Continued)
*Forward Air Corp. 21,202 $ 446,514
*Franklin Covey Co. 15,593 330,572
Franklin Electric Co., Inc. 76,370 7,651,510
*FreightCar America, Inc. 11,678 96,227
#*Frontier Group Holdings, Inc. 416,448 1,511,706
#FTAI Aviation, Ltd. 121,581 30,355,128
#FTAI Infrastructure, Inc. 102,765 631,491
*FTI Consulting, Inc. 64,005 11,476,097
#*FuelCell Energy, Inc. 28,469 370,097
*Gates Industrial Corp. PLC 534,043 13,676,841
GATX Corp. 68,662 13,452,259
GE Vernova, Inc. 40,665 44,058,901
Genco Shipping & Trading, Ltd. 101,610 2,463,026
*Gencor Industries, Inc. 27,346 406,908
*Generac Holdings, Inc. 85,729 22,223,529
General Dynamics Corp. 97,411 33,538,607
General Electric Co. 360,970 104,656,032
Genpact, Ltd. 292,452 10,162,707
*Gibraltar Industries, Inc. 74,099 2,892,084
Global Industrial Co. 37,153 1,230,136
Gorman-Rupp Co. (The) 57,826 4,379,741
Graco, Inc. 222,602 17,868,263
*Graham Corp. 19,260 1,833,552
Granite Construction, Inc. 77,810 10,665,417
Greenbrier Cos., Inc. (The) 74,866 3,677,418
Griffon Corp. 62,841 5,729,214
*GXO Logistics, Inc. 215,322 12,301,346
*Hayward Holdings, Inc. 461,337 6,924,668
*Healthcare Services Group, Inc. 180,368 3,861,679
#Heartland Express, Inc. 59,753 799,495
HEICO Corp. 30,257 8,166,969
HEICO Corp., Class A 43,675 9,128,949
Helios Technologies, Inc. 80,281 5,491,220
#Herc Holdings, Inc. 68,780 8,729,558
Hexcel Corp. 134,772 12,651,048
*Hillman Solutions Corp. 475,975 3,883,956
HireQuest, Inc. 1,000 11,570
HNI Corp. 145,216 5,306,193
Honeywell International, Inc. 357,212 76,561,248
Howmet Aerospace, Inc. 143,110 34,781,454
Hub Group, Inc., Class A 147,906 6,482,720
Hubbell, Inc., Class B 86,473 43,942,984
*Hudson Technologies, Inc. 1,859 11,637
Huntington Ingalls Industries, Inc. 48,292 17,592,293
*Hurco Cos., Inc. 10,833 181,561
*Huron Consulting Group, Inc. 39,690 5,186,094
#*Hyliion Holdings Corp. 14,513 27,720
Hyster-Yale, Inc. 31,134 1,228,859
*IBEX Holdings, Ltd. 26,303 729,908
ICF International, Inc. 35,404 2,537,051
IDEX Corp. 100,027 21,790,882
#*IES Holdings, Inc. 35,354 22,770,804
Illinois Tool Works, Inc. 231,541 59,739,893
Ingersoll Rand, Inc. 250,641 20,016,190
#*Innodata, Inc. 64,470 2,722,568
*Innovative Solutions and
Support, Inc. 37,292 820,424
Insperity, Inc. 44,317 1,576,356

78
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Insteel Industries, Inc. 47,066 $ 1,232,188
Interface, Inc., Class A 141,597 3,947,724
ITT, Inc. 114,278 24,494,347
Jacobs Solutions, Inc. 157,795 20,420,251
*Janus International Group, Inc. 165,696 861,619
JB Hunt Transport Services, Inc. 176,737 44,454,658
#*JetBlue Airways Corp. 898,076 4,180,544
Johnson Controls International
PLC 488,419 71,323,827
#Kadant, Inc. 21,685 6,356,524
Karat Packaging, Inc. 3,352 96,169
KBR, Inc. 165,176 6,192,448
Kelly Services, Inc., Class A 50,066 488,644
Kennametal, Inc. 186,266 7,210,357
#Kforce, Inc. 11,388 514,851
*Kirby Corp. 113,979 17,158,399
Knight-Swift Transportation
Holdings, Inc., Class A 351,714 22,826,239
Korn Ferry 108,458 7,205,950
*Kratos Defense & Security
Solutions, Inc. 272,045 17,152,437
*L.B. Foster Co., Class A 23,013 704,428
L3Harris Technologies, Inc. 133,029 42,642,446
Landstar System, Inc. 44,215 8,138,655
*Legalzoom.com, Inc. 185,829 1,198,597
Leidos Holdings, Inc. 251,620 37,546,736
Lennox International, Inc. 52,820 28,252,890
#Leonardo DRS, Inc. 320,757 13,032,357
#*Limbach Holdings, Inc. 22,894 2,284,134
Lincoln Electric Holdings, Inc. 81,576 21,617,640
Lindsay Corp. 26,074 2,919,506
*Liquidity Services, Inc. 63,182 2,252,438
#*Loar Holdings, Inc. 115,984 6,509,022
Lockheed Martin Corp. 132,888 68,831,997
LSI Industries, Inc. 67,005 1,628,892
Luxfer Holdings PLC 6,049 91,037
#*Lyft, Inc., Class A 710,449 10,052,853
*Manitowoc Co., Inc. (The) 97,750 1,328,423
Marten Transport, Ltd. 94,065 1,418,500
Masco Corp. 170,461 12,242,509
#*MasTec, Inc. 106,633 42,018,734
*Mastech Digital, Inc. 6,179 40,472
*Masterbrand, Inc. 204,410 1,835,602
*Matrix Service Co. 77,570 1,048,746
Matson, Inc. 64,968 11,332,368
Maximus, Inc. 117,024 7,679,115
*Mayville Engineering Co., Inc. 38,179 870,863
McGrath RentCorp 52,253 5,776,569
#*Mercury Systems, Inc. 130,717 10,314,878
#*Microvast Holdings, Inc. 93,089 179,662
*Middleby Corp. (The) 103,058 14,465,221
Miller Industries, Inc. 21,434 1,028,618
MillerKnoll, Inc. 152,503 2,452,248
*Mistras Group, Inc. 70,769 1,336,119
*Modine Manufacturing Co. 45,482 11,581,082
Moog, Inc., Class A 45,157 13,606,256
MSA Safety, Inc. 70,102 11,664,272
Shares Value†
INDUSTRIALS — (Continued)
MSC Industrial Direct Co., Inc.,
Class A 96,910 $ 9,910,986
Mueller Industries, Inc. 158,979 21,530,526
Mueller Water Products, Inc.,
Class A 261,196 7,284,756
*MYR Group, Inc. 31,694 12,830,048
National Presto Industries, Inc. 17,304 2,419,791
*Nephros, Inc. 4,811 15,203
#*Nextpower, Inc., Class A 282,541 33,659,109
NL Industries, Inc. 59,283 355,698
*NN, Inc. 22,813 52,926
Nordson Corp. 75,056 21,649,903
Norfolk Southern Corp. 161,697 51,068,764
Northrop Grumman Corp. 62,987 36,499,707
*NPK International, Inc. 218,544 3,573,194
nVent Electric PLC 226,422 32,355,704
*NWPX Infrastructure, Inc. 24,745 2,433,423
Old Dominion Freight Line, Inc. 213,994 45,458,745
Omega Flex, Inc. 5,589 176,165
*Onterris, Inc. 42,046 885,068
*OPENLANE, Inc. 307,383 9,664,122
*Optex Systems Holdings, Inc. 2,138 22,962
*Orion Energy Systems, Inc. 1,150 10,477
*Orion Group Holdings, Inc. 68,778 936,756
Oshkosh Corp. 128,384 20,066,419
Otis Worldwide Corp. 193,430 15,064,328
Owens Corning 153,368 18,916,409
PACCAR, Inc. 429,506 51,025,313
#*Palladyne AI Corp. 4,936 30,060
*PAMT Corp. 42,185 426,069
Pangaea Logistics Solutions, Ltd. 66,042 505,882
Park Aerospace Corp. 45,111 1,527,458
Parker-Hannifin Corp. 61,674 56,087,569
Park-Ohio Holdings Corp. 17,667 511,460
#*Parsons Corp. 184,100 9,280,481
#Paychex, Inc. 330,185 30,585,037
Paycom Software, Inc. 39,464 5,002,457
*Paylocity Holding Corp. 25,185 2,656,766
Pentair PLC 222,027 17,919,799
#*Perma-Fix Environmental
Services, Inc. 1,447 18,319
*Perma-Pipe International
Holdings, Inc. 11,837 387,425
*Pioneer Power Solutions, Inc. 2,578 10,003
#Pitney Bowes, Inc. 221,691 3,427,343
#*Planet Labs PBC 611,445 22,605,122
#*Plug Power, Inc. 1,673,404 5,237,755
#Powell Industries, Inc. 63,630 17,642,690
#*Power Solutions International,
Inc. 29,163 2,136,773
#Preformed Line Products Co. 12,000 3,987,000
Primoris Services Corp. 95,161 17,238,415
*Proto Labs, Inc. 61,420 3,980,630
Quad/Graphics, Inc. 71,799 534,185
Quanex Building Products Corp. 34,301 683,962
#Quanta Services, Inc. 31,800 23,143,086
*Radiant Logistics, Inc. 103,236 868,215
*RBC Bearings, Inc. 36,708 21,991,396
*RCM Technologies, Inc. 14,148 442,691

79
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Regal Rexnord Corp. 124,520 $ 26,775,536
Republic Services, Inc., Class A 244,538 51,162,240
*Resideo Technologies, Inc. 304,697 12,605,315
#Robert Half, Inc. 18,161 483,264
*Rocket Lab Corp. 59,062 4,873,206
Rockwell Automation, Inc. 92,146 37,679,421
Rollins, Inc. 358,049 19,954,071
RTX Corp. 578,421 101,842,585
Rush Enterprises, Inc., Class A 147,735 10,936,822
Rush Enterprises, Inc., Class B 5,474 398,836
#*RXO, Inc. 187,243 3,739,243
Ryder System, Inc. 79,200 20,098,584
*Saia, Inc. 40,565 18,206,383
Schneider National, Inc., Class B 182,154 5,663,168
#Science Applications
International Corp. 94,586 9,153,087
Sensata Technologies Holding
PLC 239,435 9,970,073
*SES AI Corp. 29,671 31,155
*Shoals Technologies Group, Inc.,
Class A 418,183 3,320,373
*SIFCO Industries, Inc. 436 7,085
Simpson Manufacturing Co., Inc. 66,264 12,638,533
*SiteOne Landscape Supply, Inc. 71,576 9,022,155
*SkyWest, Inc. 83,204 6,832,712
Snap-on, Inc. 73,368 28,129,291
*Southland Holdings, Inc. 2,660 2,846
Southwest Airlines Co. 744,063 28,214,869
*SPX Technologies, Inc. 77,720 17,013,685
SS&C Technologies Holdings,
Inc. 380,228 26,349,800
*StandardAero, Inc. 360,645 8,965,635
#Standex International Corp. 23,440 6,399,120
Stanley Black & Decker, Inc. 197,640 15,447,542
*Sterling Infrastructure, Inc. 59,601 30,731,468
*Sun Country Airlines Holdings,
Inc. 133,092 2,102,854
*Sunrun, Inc. 528,725 6,730,669
#*Symbotic, Inc., Class A 8,014 473,627
#TaskUS, Inc., Class A 46,620 302,098
*Taylor Devices, Inc. 1,823 101,177
*Team, Inc. 405 7,067
*TechPrecision Corp. 1,539 6,495
#Tecnoglass, Inc. 65,829 2,835,913
Tennant Co. 43,562 3,617,388
Terex Corp. 241,861 15,043,754
Tetra Tech, Inc. 406,049 13,123,504
Textron, Inc. 247,904 23,788,868
#*Thermon Group Holdings, Inc. 79,625 4,816,516
#*TIC Solutions, Inc. 124,088 1,134,164
Timken Co. (The) 133,936 14,852,163
*Titan International, Inc. 141,708 1,079,815
*Titan Machinery, Inc. 63,055 1,318,480
Toro Co. (The) 188,624 17,951,346
Trane Technologies PLC 105,570 51,997,448
*Transcat, Inc. 4,447 338,417
TransDigm Group, Inc. 23,214 26,927,776
TransUnion 259,066 18,393,686
*Trex Co., Inc. 100,451 3,937,679
Shares Value†
INDUSTRIALS — (Continued)
TriNet Group, Inc. 48,661 $ 2,227,701
Trinity Industries, Inc. 195,402 6,372,059
*TrueBlue, Inc. 71,386 391,909
#*TTEC Holdings, Inc. 8,942 26,021
Tutor Perini Corp. 125,425 11,654,491
Twin Disc, Inc. 15,629 258,191
*Uber Technologies, Inc. 707,497 52,786,351
UFP Industries, Inc. 108,904 9,745,819
*U-Haul Holding Co. 23,668 1,215,588
U-Haul Holding Co. 244,512 11,660,777
UL Solutions, Inc., Class A 72,178 6,531,387
*Ultralife Corp. 29,078 200,638
UniFirst Corp. 29,994 7,663,767
Union Pacific Corp. 369,470 99,564,776
*United Airlines Holdings, Inc. 531,529 47,837,610
United Parcel Service, Inc., Class
B 435,767 47,411,450
United Rentals, Inc. 88,666 85,105,173
Universal Logistics Holdings, Inc. 18,892 454,919
#*Upwork, Inc. 315,987 3,270,465
*V2X, Inc. 80,069 5,429,479
Valmont Industries, Inc. 34,790 17,674,712
Veralto Corp. 417,897 36,858,515
Verisk Analytics, Inc., Class A 110,943 20,467,874
*Verra Mobility Corp., Class A 311,375 4,617,691
Vertiv Holdings Co., Class A 287,026 94,285,171
*Vestis Corp. 179,646 1,746,159
*Vicor Corp. 50,037 13,473,463
#Virco Mfg. Corp. 18,703 113,340
*VirTra, Inc. 2,689 11,993
#VSE Corp. 45,525 7,815,732
Wabash National Corp. 48,080 417,815
Waste Management, Inc. 217,447 50,567,300
#Watsco, Inc. 43,144 18,890,169
Watsco, Inc., Class B 1,750 778,033
Watts Water Technologies, Inc.,
Class A 43,381 13,021,241
Werner Enterprises, Inc. 148,452 5,473,425
WESCO International, Inc. 71,030 24,797,994
Westinghouse Air Brake
Technologies Corp. 115,505 31,173,644
*Wilhelmina International, Inc. 2,344 7,911
*Willdan Group, Inc. 32,181 2,445,756
Willis Lease Finance Corp. 15,254 2,961,564
#WillScot Holdings Corp. 222,580 5,039,211
Woodward, Inc. 63,242 22,956,214
Worthington Enterprises, Inc. 102,615 5,568,916
WW Grainger, Inc. 37,449 43,491,396
*XPO, Inc. 177,270 39,022,445
Xylem, Inc. 157,774 18,642,576
Zurn Elkay Water Solutions Corp. 286,149 14,868,302
TOTAL INDUSTRIALS 6,069,398,001
INFORMATION TECHNOLOGY — (26.4%)
*8x8, Inc. 84,433 162,111
A10 Networks, Inc. 154,877 4,132,118
Accenture PLC, Class A 315,092 56,310,091
*ACI Worldwide, Inc. 170,588 7,372,813
*ACM Research, Inc., Class A 74,115 3,831,004

80
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Adeia, Inc. 288,988 $ 9,204,268
*Adobe, Inc. 180,679 44,465,102
*ADTRAN Holdings, Inc. 152,362 2,695,284
Advanced Energy Industries, Inc. 61,223 23,504,122
*Advanced Micro Devices, Inc. 377,632 133,866,768
*Agilysys, Inc. 28,684 1,837,497
*Airgain, Inc. 2,369 16,749
#*Akamai Technologies, Inc. 211,603 21,790,877
*Alarm.com Holdings, Inc. 87,481 3,885,031
#*Alithya Group, Inc., Class A 12,595 12,594
#*Alkami Technology, Inc. 33,264 524,906
#*Allegro MicroSystems, Inc. 244,382 11,852,527
*Alpha & Omega Semiconductor,
Ltd. 41,154 1,787,318
*Ambarella, Inc. 68,980 4,745,824
Amdocs, Ltd. 213,444 13,803,423
Amkor Technology, Inc. 543,508 37,909,683
Amphenol Corp., Class A 452,099 66,580,620
#*AmpliTech Group, Inc. 635 1,245
*Amplitude, Inc., Class A 116,139 825,748
*Amtech Systems, Inc. 31,325 545,368
Analog Devices, Inc. 126,721 50,974,789
#*Appfolio, Inc., Class A 30,886 5,160,742
Apple, Inc. 7,688,469 2,086,266,063
Applied Materials, Inc. 255,604 100,833,222
#*Applied Optoelectronics, Inc. 81,647 13,419,501
*AppLovin Corp., Class A 118,883 53,063,427
*Arista Networks, Inc. 164,298 28,375,908
*Arrow Electronics, Inc. 113,875 21,389,141
#*Astera Labs, Inc. 37,530 7,308,592
*AstroNova, Inc. 8,102 110,187
#*Aurora Innovation, Inc., Class A 1,738,171 10,220,445
*Autodesk, Inc. 145,673 34,524,501
*AvePoint, Inc. 182,802 1,782,319
*Aviat Networks, Inc. 5,981 137,144
Avnet, Inc. 190,473 15,715,927
*Aware, Inc. 4,717 5,472
#*Axcelis Technologies, Inc. 54,693 7,608,343
*Backblaze, Inc., Class A 5,511 23,587
Badger Meter, Inc. 37,395 4,521,429
#Bel Fuse, Inc., Class B 25,071 6,915,585
Belden, Inc. 67,333 7,573,616
Benchmark Electronics, Inc. 76,258 6,256,969
#Bentley Systems, Inc., Class B 250,343 8,166,189
#*BILL Holdings, Inc. 220,015 8,360,570
*BK Technologies Corp. 3,075 296,307
*Blackbaud, Inc. 83,015 3,085,668
#*BlackLine, Inc. 86,397 2,699,906
*Box, Inc., Class A 172,630 4,177,646
Broadcom, Inc. 1,013,711 423,153,383
*Cadence Design Systems, Inc. 41,445 13,659,858
#*Calix, Inc. 104,941 4,571,230
CDW Corp. 194,623 26,645,835
*Cerence, Inc. 71,531 650,932
#*CEVA, Inc. 66,030 2,016,556
*Ciena Corp. 153,498 80,982,475
#*Cipher Digital, Inc. 581,231 10,311,038
*Cirrus Logic, Inc. 91,298 14,888,878
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Cisco Systems, Inc. 2,259,954 $ 206,785,791
#*Cleanspark, Inc. 562,309 7,045,732
Clear Secure, Inc., Class A 155,611 8,308,071
*Clearfield, Inc. 35,573 1,027,704
Climb Global Solutions, Inc. 34,800 580,464
*Cloudflare, Inc., Class A 28,654 5,873,210
*Coda Octopus Group, Inc. 2,126 24,045
Cognex Corp. 270,674 15,025,114
#Cognizant Technology Solutions
Corp., Class A 502,211 26,566,962
#*Coherent Corp. 212,249 67,858,128
*Cohu, Inc. 112,214 5,313,333
*Commvault Systems, Inc. 32,627 3,226,158
*Comtech Telecommunications
Corp. 5,064 17,825
*Consensus Cloud Solutions, Inc. 15,403 398,630
*CoreWeave, Inc., Class A 6,463 721,271
Corning, Inc. 647,057 106,272,642
*Corsair Gaming, Inc. 235,315 1,597,789
*CPS Technologies Corp. 3,352 16,525
#Crane NXT Co. 114,986 5,137,574
*Credo Technology Group
Holding, Ltd. 106,940 18,608,629
*Crexendo, Inc. 19,296 126,196
*Crowdstrike Holdings, Inc., Class
A 16,713 7,449,820
*CS Disco, Inc. 33,854 146,588
#CSP, Inc. 12,755 118,494
CTS Corp. 64,215 3,666,676
*CVD Equipment Corp. 2,668 18,089
#*Daily Journal Corp. 3,173 1,677,755
#*Daktronics, Inc. 104,641 2,057,242
*Data I/O Corp. 1,148 3,111
*Datadog, Inc., Class A 64,741 8,558,113
Dell Technologies, Inc., Class C 60,476 12,636,460
#*Diebold Nixdorf, Inc. 77,429 5,947,321
*Digi International, Inc. 82,563 4,626,831
*Digital Turbine, Inc. 272,305 961,237
#*DigitalOcean Holdings, Inc. 121,038 11,671,694
*Diodes, Inc. 94,272 10,101,245
*Docusign, Inc., Class A 122,450 5,631,475
#Dolby Laboratories, Inc., Class A 111,229 7,134,228
*Dropbox, Inc., Class A 216,444 5,257,425
#*D-Wave Quantum, Inc. 1,884 38,208
*DXC Technology Co. 163,523 1,851,080
*Dynatrace, Inc. 455,999 16,511,724
*Eastman Kodak Co. 244,720 3,262,118
*eGain Corp. 51,121 386,475
*Electro-Sensors, Inc. 533 4,072
#*Enphase Energy, Inc. 162,110 5,343,146
#Entegris, Inc. 160,289 22,661,659
#*EPAM Systems, Inc. 103,664 11,794,890
ePlus, Inc. 53,744 4,551,579
*Everforth, Inc. 52,939 1,117,013
*Everpure, Inc., Class A 113,950 8,141,727
*Everspin Technologies, Inc. 42,255 772,421
*F5, Inc. 77,595 25,133,020
#*Fabrinet 36,298 24,808,594

81
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Fair Isaac Corp. 11,208 $ 11,488,200
#*Fastly, Inc., Class A 355,748 8,984,416
*First Solar, Inc. 162,182 32,742,924
*Five9, Inc. 72,668 1,249,890
*Flex, Ltd. 523,183 47,897,404
*FormFactor, Inc. 152,234 20,693,168
*Fortinet, Inc. 651,655 54,941,033
Franklin Wireless Corp. 656 2,480
#*Frequency Electronics, Inc. 14,816 743,171
*Gartner, Inc. 28,835 4,281,709
Gen Digital, Inc. 1,245,368 24,023,149
*GLOBALFOUNDRIES, Inc. 228,395 14,754,317
*Globant SA 12,167 501,645
*GoDaddy, Inc., Class A 82,835 7,189,250
*Grid Dynamics Holdings, Inc. 108,982 620,108
*Guidewire Software, Inc. 51,557 7,134,973
Hackett Group, Inc. (The) 25,625 330,819
*Harmonic, Inc. 230,982 2,640,124
Hewlett Packard Enterprise Co. 1,896,074 54,550,049
HP, Inc. 536,983 11,201,465
*HubSpot, Inc. 4,059 900,124
#*Hut 8 Corp., Class U 8,183 620,108
#*I3 Verticals, Inc., Class A 53,237 1,200,494
*Ichor Holdings, Ltd. 79,104 5,218,491
*Identiv, Inc. 5,474 25,947
#*indie Semiconductor, Inc.,
Class A 49,900 225,049
Information Services Group, Inc. 104,320 425,626
#*Inseego Corp. 2,560 46,669
*Insight Enterprises, Inc. 43,538 3,173,920
*Intapp, Inc. 24,930 559,678
*Intel Corp. 1,481,780 139,998,574
*Intellicheck, Inc. 5,451 43,553
*Intellinetics, Inc. 621 4,459
#InterDigital, Inc. 54,901 16,281,441
International Business Machines
Corp. 593,032 136,978,531
*inTEST Corp. 5,100 95,319
Intuit, Inc. 81,158 31,529,883
*Inuvo, Inc. 4,431 8,286
#*IonQ, Inc. 230,549 10,402,371
#*IPG Photonics Corp. 93,119 11,073,711
*Itron, Inc. 96,744 8,107,147
Jabil, Inc. 180,847 61,034,054
#*JFrog, Ltd. 106,670 4,953,755
*Key Tronic Corp. 10,748 30,524
*Keysight Technologies, Inc. 98,159 34,346,816
*Kimball Electronics, Inc. 40,579 1,096,039
KLA Corp. 67,205 117,632,272
#*Klaviyo, Inc., Class A 38,031 764,043
*Knowles Corp. 219,741 6,853,722
Kulicke & Soffa Industries, Inc. 91,091 7,788,280
*KVH Industries, Inc. 37,382 340,176
*Kyndryl Holdings, Inc. 338,766 4,681,746
Lam Research Corp. 632,750 163,160,915
*Lantronix, Inc. 64,425 432,292
#*Lattice Semiconductor Corp. 58,163 7,112,172
*LGL Group, Inc. (The) 874 6,074
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Life360, Inc. 35,830 $ 1,543,915
Littelfuse, Inc. 45,737 18,485,523
*LiveRamp Holdings, Inc. 151,553 4,429,894
*Lumentum Holdings, Inc. 87,361 78,827,578
*MACOM Technology Solutions
Holdings, Inc. 43,734 12,315,932
*Magnachip Semiconductor Corp. 2,636 8,962
*Manhattan Associates, Inc. 91,922 12,675,125
Marvell Technology, Inc. 405,216 66,921,422
*MaxLinear, Inc., Class A 153,963 10,892,882
Methode Electronics, Inc. 14,630 117,333
#Microchip Technology, Inc. 250,825 23,304,151
Micron Technology, Inc. 615,871 318,503,846
Microsoft Corp. 4,281,925 1,746,083,376
#*Mirion Technologies, Inc., Class
A 499,133 9,857,877
*Mitek Systems, Inc. 101,650 1,419,034
MKS, Inc. 111,946 31,764,677
*MongoDB, Inc., Class A 63,283 15,873,275
Monolithic Power Systems, Inc. 19,808 31,978,233
#Motorola Solutions, Inc. 141,655 62,190,795
*M-Tron Industries, Inc., Class M 524 34,993
*N-able, Inc. 23,958 124,102
#Napco Security Technologies,
Inc. 26,603 1,243,690
#*nCino, Inc. 26,191 457,819
*NCR Voyix Corp. 204,998 1,412,436
#NetApp, Inc. 292,432 32,392,693
*NETGEAR, Inc. 74,932 1,893,532
*NetScout Systems, Inc. 156,578 5,276,679
*NetSol Technologies, Inc. 1,694 5,760
*nLight, Inc. 73,624 5,142,636
*Nortech Systems, Inc. 313 4,269
*Novanta, Inc. 45,383 5,878,460
*Nutanix, Inc., Class A 191,122 7,814,979
NVE Corp. 4,926 407,824
NVIDIA Corp. 12,506,841 2,495,990,258
NXP Semiconductors NV 282,068 82,812,344
*Okta, Inc., Class A 206,503 15,208,946
*ON Semiconductor Corp. 347,184 34,999,619
OneSpan, Inc. 66,505 770,128
*Onto Innovation, Inc. 61,506 18,147,960
*Ooma, Inc. 9,643 157,374
*Optical Cable Corp. 227 2,338
Oracle Corp. 863,694 139,391,575
#*OSI Systems, Inc. 32,698 9,381,710
#*Ouster, Inc. 82,927 2,235,712
*Palantir Technologies, Inc.,
Class A 135,241 18,813,375
*Palo Alto Networks, Inc. 53,456 9,585,730
#*PAR Technology Corp. 109,627 1,473,387
PC Connection, Inc. 56,387 3,594,107
*PDF Solutions, Inc. 85,568 3,666,589
Pegasystems, Inc. 320,629 11,718,990
#*Penguin Solutions, Inc. 119,882 3,645,612
*Photronics, Inc. 133,349 6,598,109
*Plexus Corp. 48,160 12,067,933
*Porch Group, Inc. 41,013 394,955

82
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#Power Integrations, Inc. 81,709 $ 5,941,061
*Powerfleet, Inc. 44,768 144,153
*Procore Technologies, Inc. 110,332 6,242,585
*Progress Software Corp. 59,517 1,657,548
#*PTC, Inc. 140,721 19,180,272
*Q2 Holdings, Inc. 71,536 3,630,452
Qnity Electronics, Inc. 168,415 23,689,254
*Qorvo, Inc. 190,261 17,926,391
QUALCOMM, Inc. 750,779 134,824,893
*Qualys, Inc. 73,192 6,362,581
*QuickLogic Corp. 381 6,085
Ralliant Corp. 163,769 7,441,663
*Rambus, Inc. 138,601 15,954,361
*Red Violet, Inc. 11,984 448,561
*Research Solutions, Inc. 3,825 9,715
*RF Industries, Ltd. 562 8,166
*Ribbon Communications, Inc. 443,308 1,170,333
Richardson Electronics, Ltd. 24,564 353,722
*Rimini Street, Inc. 5,719 19,502
RingCentral, Inc., Class A 108,915 4,380,561
#*Riot Platforms, Inc. 830,736 14,321,889
*Rogers Corp. 39,365 5,343,799
Roper Technologies, Inc. 19,760 7,011,046
*Rubrik, Inc., Class A 57,702 3,068,592
#*SailPoint, Inc. 53,001 605,271
Salesforce, Inc. 308,383 54,438,851
*Samsara, Inc., Class A 85,836 2,466,927
*Sandisk Corp. 77,443 84,917,024
*Sanmina Corp. 104,830 22,834,071
Sapiens International Corp. NV 1,024 44,544
*ScanSource, Inc. 59,096 2,430,028
Seagate Technology Holdings
PLC 104,409 70,334,079
*Semtech Corp. 39,678 4,168,174
#*SentinelOne, Inc., Class A 513,885 7,276,612
*ServiceNow, Inc. 60,893 5,377,461
*Silicon Laboratories, Inc. 52,898 11,515,895
*Silvaco Group, Inc. 3,183 32,498
*SiTime Corp. 13,245 7,445,677
#*SkyWater Technology, Inc. 26,968 860,279
#Skyworks Solutions, Inc. 307,521 21,578,749
*Snowflake, Inc., Class A 69,011 9,417,931
#*SolarEdge Technologies, Inc. 13,015 557,823
*Sono-Tek Corp. 732 4,011
*Sprinklr, Inc., Class A 241,190 1,186,655
*SPS Commerce, Inc. 14,111 791,909
#*Super Micro Computer, Inc. 859,773 23,557,780
#*Synaptics, Inc. 100,837 9,437,335
*Synopsys, Inc. 89,648 43,264,125
#*T Stamp, Inc., Class A 6,542 16,551
TD SYNNEX Corp. 115,239 26,295,235
TE Connectivity PLC 245,105 51,878,924
*Teledyne Technologies, Inc. 35,951 23,218,953
*Telos Corp. 134,419 573,969
*Teradata Corp. 160,842 4,238,187
Teradyne, Inc. 124,006 42,592,341
Texas Instruments, Inc. 402,215 113,054,592
*TransAct Technologies, Inc. 9,420 31,369
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Trimble, Inc. 301,326 $ 20,285,266
#*Trio-Tech International 892 12,550
#*TSS, Inc. 8,249 126,375
*TTM Technologies, Inc. 226,289 35,803,446
*Tucows, Inc., Class A 741 11,656
#*Turtle Beach Corp. 26,939 310,337
*Twilio, Inc., Class A 213,474 31,606,960
*Tyler Technologies, Inc. 7,821 2,668,056
#*UiPath, Inc., Class A 907,807 9,350,412
#*Ultra Clean Holdings, Inc. 72,915 5,698,307
*Unity Software, Inc. 830,541 21,942,893
#Universal Display Corp. 60,515 5,270,251
#*Varonis Systems, Inc., Class B 5,753 151,304
#*Veeco Instruments, Inc. 136,131 6,786,130
VeriSign, Inc. 59,213 15,908,165
*Viant Technology, Inc., Class A 3,231 35,089
#*Viasat, Inc. 229,282 15,111,977
#*Viavi Solutions, Inc. 401,237 21,024,819
*VirnetX Holding Corp. 7 94
Vishay Intertechnology, Inc. 264,186 7,653,468
*Vishay Precision Group, Inc. 26,275 1,587,535
*Vistance Networks, Inc. 293,573 3,756,267
#Vontier Corp. 298,395 10,706,413
Western Digital Corp. 544,361 236,535,742
*WidePoint Corp. 401 2,542
*Workday, Inc., Class A 15,686 1,919,966
#Xerox Holdings Corp. 248,229 558,515
*Xperi, Inc. 53,632 358,798
#*Yext, Inc. 234,054 903,448
*Zebra Technologies Corp. 76,783 17,372,922
#*Zeta Global Holdings Corp.,
Class A 325,713 5,999,633
*Zoom Communications, Inc.,
Class A 346,734 33,685,208
*Zscaler, Inc. 24,294 3,174,740
TOTAL INFORMATION
TECHNOLOGY 12,117,053,101
MATERIALS — (3.5%)
AdvanSix, Inc. 36,246 893,826
Air Products and Chemicals, Inc. 142,203 42,668,010
#Albemarle Corp. 185,198 36,428,447
Alcoa Corp. 487,021 31,067,070
*Alpha Metallurgical Resources,
Inc. 33,177 6,185,852
*Alto Ingredients, Inc. 5,673 31,315
#Amcor PLC 808,780 30,765,991
#*American Battery Technology
Co. 41,126 139,006
*American Vanguard Corp. 36,853 106,137
*Ampco-Pittsburgh Corp. 38,726 422,888
AptarGroup, Inc. 104,623 12,939,773
Ardagh Metal Packaging SA 293,572 1,130,252
*Arq, Inc. 40,459 91,842
*Ascent Industries Co. 14,398 209,779
Ashland, Inc. 92,173 4,909,134
*Aspen Aerogels, Inc. 54 200
Avery Dennison Corp. 162,265 26,600,101
Avient Corp. 156,584 5,806,135

83
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
MATERIALS — (Continued)
*Axalta Coating Systems, Ltd. 445,420 $ 12,667,745
Balchem Corp. 55,666 8,996,739
Ball Corp. 371,976 22,720,294
Cabot Corp. 96,003 7,388,391
Caledonia Mining Corp. PLC 10,068 230,557
Celanese Corp., Class A 139,652 9,462,819
*Century Aluminum Co. 207,461 12,331,482
CF Industries Holdings, Inc. 294,072 36,523,742
Chemours Co. (The) 197,649 5,326,641
*Clearwater Paper Corp. 33,587 460,478
*Cleveland-Cliffs, Inc. 1,226,491 12,510,208
*Coeur Mining, Inc. 820,402 14,742,624
Commercial Metals Co. 237,043 16,346,485
*Compass Minerals International,
Inc. 98,835 2,639,883
*Core Molding Technologies, Inc. 6,699 180,538
Corteva, Inc. 504,632 40,880,238
CRH PLC 413,959 49,021,025
Crown Holdings, Inc. 232,632 22,870,052
#*Dakota Gold Corp. 58,482 314,633
Dow, Inc. 358,260 14,505,947
DuPont de Nemours, Inc. 541,930 24,744,524
#Eagle Materials, Inc. 64,722 13,598,739
Eastman Chemical Co. 226,749 16,573,084
Ecolab, Inc. 153,323 39,955,974
*Ecovyst, Inc. 243,747 3,456,332
Element Solutions, Inc. 491,271 20,923,232
Ferroglobe PLC 105,628 490,114
Flexible Solutions International,
Inc. 6,450 39,990
#*Flotek Industries, Inc. 80,071 1,353,200
FMC Corp. 20,375 313,367
Fortitude Gold Corp. 18,471 91,431
Freeport-McMoRan, Inc. 988,914 57,139,451
#Friedman Industries, Inc. 10,108 208,124
Graphic Packaging Holding Co. 321,006 3,059,187
Greif, Inc., Class A 51,080 3,332,459
Greif, Inc., Class B 26,133 2,096,912
#Hawkins, Inc. 32,553 5,451,000
HB Fuller Co. 95,899 5,803,807
Hecla Mining Co. 1,284,194 23,141,176
Huntsman Corp. 314,412 4,518,100
*Ingevity Corp. 65,688 5,004,769
Innospec, Inc. 25,524 1,946,460
International Flavors &
Fragrances, Inc. 321,797 22,590,149
#International Paper Co. 520,637 15,837,778
#*Intrepid Potash, Inc. 37,076 1,467,097
*Ivanhoe Electric, Inc. 43,288 555,385
Kaiser Aluminum Corp. 40,631 6,924,741
#*Knife River Corp. 99,687 9,226,032
Koppers Holdings, Inc. 42,803 1,747,646
Kronos Worldwide, Inc. 58,989 438,878
Linde PLC 269,441 135,027,663
Louisiana-Pacific Corp. 129,967 9,382,318
*LSB Industries, Inc. 131,336 1,956,906
LyondellBasell Industries NV,
Class A 310,122 23,135,101
Shares Value†
MATERIALS — (Continued)
Martin Marietta Materials, Inc. 39,930 $ 24,719,465
Materion Corp. 38,287 7,037,533
Mativ Holdings, Inc. 95,777 888,811
*McEwen, Inc. 148,760 3,225,117
Mercer International, Inc. 66,365 74,329
*Metallus, Inc. 102,222 1,966,751
Minerals Technologies, Inc. 82,856 5,960,661
Mosaic Co. (The) 685,086 15,941,951
#*MP Materials Corp. 296,417 19,575,379
Myers Industries, Inc. 63,284 1,304,283
NewMarket Corp. 19,408 13,112,433
Newmont Corp. 945,114 104,992,714
Nexa Resources SA 14,401 217,599
Northern Technologies
International Corp. 16,161 129,288
Nucor Corp. 250,207 56,369,135
*O-I Glass, Inc. 415,796 3,787,902
Olin Corp. 263,321 7,499,382
Packaging Corp. of America 170,011 36,288,848
*Perimeter Solutions, Inc. 325,572 9,864,832
PPG Industries, Inc. 315,924 34,277,754
#Quaker Chemical Corp. 37,128 5,045,324
#*Ramaco Resources, Inc., Class
A 133,047 1,975,748
Ramaco Resources, Inc., Class B 7,477 74,920
*Ranpak Holdings Corp., Class A 214,500 1,091,805
*Rayonier Advanced Materials,
Inc. 181,494 1,722,378
Reliance, Inc. 72,944 26,442,200
Royal Gold, Inc. 103,915 24,251,683
RPM International, Inc. 228,040 23,234,996
Ryerson Holding Corp. 138,890 3,848,642
#Scotts Miracle-Gro Co. (The) 83,478 5,234,071
Sensient Technologies Corp. 74,938 8,515,954
Sherwin-Williams Co. (The) 133,957 43,081,911
Silgan Holdings, Inc. 211,962 8,595,059
*Smith-Midland Corp. 323 10,911
Smurfit Westrock PLC 671,292 25,770,900
Solstice Advanced Materials, Inc. 263,676 21,608,248
Sonoco Products Co. 189,630 9,473,915
Southern Copper Corp. 53,297 9,150,562
Steel Dynamics, Inc. 162,048 37,053,896
Stepan Co. 39,778 1,990,093
SunCoke Energy, Inc. 210,447 1,435,249
Sylvamo Corp. 77,360 3,305,593
*Tredegar Corp. 69,577 667,939
TriMas Corp. 107,283 3,971,617
Tronox Holdings PLC 367,391 3,670,236
United States Lime & Minerals,
Inc. 39,898 4,295,818
Vulcan Materials Co. 87,608 26,434,838
#Warrior Met Coal, Inc. 138,993 12,488,521
#Westlake Corp. 125,682 14,488,621
Worthington Steel, Inc. 100,975 3,880,469
TOTAL MATERIALS 1,632,093,689
REAL ESTATE — (0.3%)
*AMREP Corp. 7,663 211,116
*CBRE Group, Inc., Class A 204,676 29,213,405

84
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
REAL ESTATE — (Continued)
*CKX Lands, Inc. 39 $ 452
#*Compass, Inc., Class A 1,058,302 8,011,346
*Comstock Holding Cos., Inc.,
Class A 803 12,848
*CoStar Group, Inc. 148,098 5,125,672
*Cushman & Wakefield, Ltd. 496,691 6,973,542
*Douglas Elliman, Inc. 10,407 20,918
*Five Point Holdings LLC, Class A 63,213 314,801
*Forestar Group, Inc. 90,686 2,562,786
*FRP Holdings, Inc. 38,357 805,881
#*Howard Hughes Holdings, Inc. 117,288 7,303,524
#*InterGroup Corp. (The) 588 24,514
*J.W. Mays, Inc. 362 14,599
*Jones Lang LaSalle, Inc. 63,652 20,249,611
Kennedy-Wilson Holdings, Inc. 4,169 45,442
Marcus & Millichap, Inc. 89,499 2,487,177
*Maui Land & Pineapple Co., Inc. 1,108 17,196
Newmark Group, Inc., Class A 324,631 5,233,052
#*Opendoor Technologies, Inc. 875,193 4,708,538
#RMR Group, Inc. (The), Class A 929 16,545
#*Seaport Entertainment Group,
Inc. 21,370 476,337
St. Joe Co. (The) 96,002 6,198,849
*Stratus Properties, Inc. 15,887 480,741
*Tejon Ranch Co. 75,888 1,485,128
*Zillow Group, Inc., Class A 88,819 3,962,216
*Zillow Group, Inc., Class C 255,689 11,352,592
TOTAL REAL ESTATE 117,308,828
UTILITIES — (1.9%)
AES Corp. (The) 718,804 10,386,718
#Alliant Energy Corp. 205,378 15,080,907
#Ameren Corp. 127,381 14,476,851
American Electric Power Co., Inc. 291,118 39,915,189
American States Water Co. 45,616 3,434,429
#American Water Works Co., Inc. 147,612 18,956,333
Artesian Resources Corp., Class
A 8,591 268,984
Atmos Energy Corp. 80,058 15,209,419
Avista Corp. 98,688 4,056,077
Black Hills Corp. 97,205 7,318,564
California Water Service Group 74,108 3,130,322
#CenterPoint Energy, Inc. 496,830 21,686,630
Chesapeake Utilities Corp. 25,473 3,212,655
Clearway Energy, Inc., Class A 28,441 1,149,870
#Clearway Energy, Inc., Class C 97,406 3,931,306
CMS Energy Corp. 252,931 19,409,925
Consolidated Edison, Inc. 190,922 21,285,894
Consolidated Water Co., Ltd.,
Class OR 15,016 481,263
Constellation Energy Corp. 64,035 20,042,955
Dominion Energy, Inc. 451,540 29,124,330
DTE Energy Co. 96,128 14,581,656
Duke Energy Corp. 134,009 17,360,866
Edison International 255,921 17,783,950
Entergy Corp. 235,007 27,709,675
Essential Utilities, Inc. 277,577 10,603,441
Evergy, Inc. 183,491 15,200,394
Eversource Energy 270,924 19,154,327
Shares Value†
UTILITIES — (Continued)
Exelon Corp. 517,216 $ 23,786,764
FirstEnergy Corp. 428,578 20,366,027
Genie Energy, Ltd., Class B 48,223 673,675
Global Water Resources, Inc. 3,426 24,359
#H2O America 41,937 2,356,440
*Hallador Energy Co. 110,011 1,708,471
#*Hawaiian Electric Industries,
Inc. 141,589 2,133,746
#IDACORP, Inc. 70,452 10,408,578
#MDU Resources Group, Inc. 423,233 9,535,439
MGE Energy, Inc. 42,609 3,418,094
Middlesex Water Co. 21,598 1,098,906
#*Montauk Renewables, Inc. 45,690 66,707
#National Fuel Gas Co. 112,834 9,520,933
New Jersey Resources Corp. 220,306 12,405,431
NextEra Energy, Inc. 358,767 35,116,114
NiSource, Inc. 391,041 18,879,460
Northwest Natural Holding Co. 48,922 2,592,866
Northwestern Energy Group, Inc. 84,225 6,092,837
NRG Energy, Inc. 274,537 42,712,466
OGE Energy Corp. 232,846 11,362,885
#*Oklo, Inc., Class A 14,690 1,065,025
ONE Gas, Inc. 73,795 6,583,990
#Ormat Technologies, Inc. 149,834 17,215,927
Otter Tail Corp. 48,762 4,351,521
PG&E Corp. 1,192,005 19,811,123
#Pinnacle West Capital Corp. 113,360 11,757,699
#Portland General Electric Co. 139,196 7,228,448
PPL Corp. 419,743 15,715,178
Public Service Enterprise Group,
Inc. 245,987 20,087,298
*Pure Cycle Corp. 21,771 251,237
#RGC Resources, Inc. 6,445 146,495
Sempra 342,059 32,536,652
Southern Co. (The) 197,111 19,060,634
Southwest Gas Holdings, Inc. 86,326 8,118,960
Spire, Inc. 69,390 6,326,980
*Spruce Power Holding Corp. 2,832 9,431
*Talen Energy Corp. 12,815 4,772,562
TXNM Energy, Inc. 8,190 483,701
#UGI Corp. 271,579 9,801,286
#Unitil Corp. 18,532 972,189
Vistra Corp. 331,275 52,288,446
WEC Energy Group, Inc. 156,151 18,416,449
Xcel Energy, Inc. 315,555 26,175,287
York Water Co. (The) 14,573 422,908
TOTAL UTILITIES 872,812,554
TOTAL COMMON STOCKS 44,466,145,432
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*GameStop Corp. 10/30/26 25,809 94,719
CONSUMER STAPLES — (0.0%)
*TreeHouse Foods, Inc. CVR
02/11/33 88,942 171,658
FINANCIALS — (0.0%)
*Hologic, Inc. CVR 04/09/29 168,658 1,687

85
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value†
HEALTH CARE — (0.0%)
*89bio, Inc. CVR 12/31/35 191,414 $ 65,081
*<ABIOMED, Inc. CVR 01/04/27 9,217 143,877
*<Albireo Pharma, Inc. CVR
03/02/27 10,648 67,934
#*<Chinook Therapeutics, Inc.
CVR 5,844 2,221
*<Imara, Inc. CVR 01/04/27 11,200 4,256
*<Mirati Therapeutics CVR
01/04/27 76,379 227,609
*<Novo Nordisk CVR 06/30/31 5,078 3,301
*Palvella Therapeutics, Inc. CVR
01/04/27 218 244
*<Poseida Therapeutics, Inc.
CVR 01/02/29 10,439 14,928
*Tempest Therapeutics, Inc.
03/03/31 107 –
*<Xoma Corp. CVR 04/23/27 5,813 443
TOTAL HEALTH CARE 529,894
Shares Value†
INFORMATION TECHNOLOGY — (0.0%)
#*Gen Digital, Inc. CVR 01/04/27 6,811 $ 2,792
*Xerox Holdings Corp. 02/11/27 124,114 22,887
TOTAL INFORMATION
TECHNOLOGY 25,679
MATERIALS — (0.0%)
*<Resolute Forest CVR 01/04/27 95,553 25,446
TOTAL RIGHTS/WARRANTS 849,083
TOTAL INVESTMENT SECURITIES — (96.8%)
(Cost $26,235,897,898) 44,466,994,515
SECURITIES LENDING COLLATERAL — (3.2%)
@§The DFA Short Term
Investment Fund 128,632,487 1,488,277,874
TOTAL INVESTMENTS — ( 100.0% )
(Cost $27,724,175,772) $ 45,955,272,389
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 3,690,606,627 $ — $ — $ 3,690,606,627
Consumer Discretionary .......... 4,580,014,943 — — 4,580,014,943
Consumer Staples .............. 2,186,024,934 — — 2,186,024,934
Energy ....................... 2,621,145,712 — — 2,621,145,712
Financials ..................... 6,585,898,347 — — 6,585,898,347
Health Care ................... 3,993,723,756 — 64,940 3,993,788,696
Industrials ..................... 6,069,398,001 — — 6,069,398,001
Information Technology .......... 12,117,008,557 44,544 — 12,117,053,101
Materials ..................... 1,632,093,689 — — 1,632,093,689
Real Estate .................... 117,308,828 — — 117,308,828
Utilities ....................... 872,812,554 — — 872,812,554
Rights/Warrants
Consumer Discretionary .......... 94,719 — — 94,719
Consumer Staples .............. — 171,658 — 171,658
Financials ..................... — 1,687 — 1,687
Health Care ................... — 65,325 464,569 529,894
Information Technology .......... 25,679 — — 25,679
Materials ..................... — — 25,446 25,446
Securities Lending Collateral ........ — 1,488,277,874 — 1,488,277,874
Total Investments .................
$44,466,156,346 $1,488,561,088 $554,955> $45,955,272,389
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

86
Dimensional US Marketwide Value ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value†
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (5.0%)
*Anterix, Inc. 590 $ 28,509
Array Digital Infrastructure, Inc. 7,998 397,421
AT&T, Inc. 6,095,224 159,268,203
*Atlanta Braves Holdings, Inc.,
Class C 1,850 91,409
*Bandwidth, Inc., Class A 72 2,650
#*Cars.com, Inc. 41,285 453,722
#*Charter Communications, Inc.,
Class A 79,034 13,054,046
Cinemark Holdings, Inc. 723 21,343
Comcast Corp., Class A 2,922,325 79,019,668
*DoubleVerify Holdings, Inc. 14,467 159,426
#*EchoStar Corp., Class A 776 95,557
*EverQuote, Inc., Class A 4,670 67,341
Fox Corp., Class A 169,706 10,774,634
Fox Corp., Class B 187,911 10,714,685
*GCI Liberty, Inc., Class A 5,395 188,070
*GCI Liberty, Inc., Class C 18,986 650,271
Gray Media, Inc. 37,308 210,417
IDT Corp., Class B 6,803 341,170
#*IMAX Corp. 36,740 1,396,855
Iridium Communications, Inc. 7,080 276,616
John Wiley & Sons, Inc., Class A 35,678 1,460,301
*Liberty Broadband Corp., Class
A 7,552 290,223
*Liberty Broadband Corp., Class
C 45,252 1,741,749
*Liberty Global, Ltd., Class A 84,450 977,931
*Liberty Global, Ltd., Class C 60,874 690,311
*Liberty Latin America, Ltd., Class
C 151,862 1,261,973
#*Liberty Media Corp.-Liberty
Formula One 13,358 1,057,954
*Liberty Media Corp.-Liberty
Formula One, Class C 113,179 9,727,735
*Madison Square Garden
Entertainment Corp., Class A 2 134
*Magnite, Inc. 88,581 1,135,166
Marcus Corp. (The) 21,605 380,680
Match Group, Inc. 33,410 1,250,202
New York Times Co. (The), Class
A 132,112 10,440,811
News Corp., Class A 240,139 6,320,458
#News Corp., Class B 62,888 1,916,826
Nexstar Media Group, Inc., Class
A 25,007 5,204,957
Omnicom Group, Inc. 217,532 16,689,055
#Paramount Skydance Corp.,
Class B 7,316 74,916
*PubMatic, Inc., Class A 177 1,731
#*QuinStreet, Inc. 19,479 248,552
*Roku, Inc., Class A 66,379 7,737,136
Saga Communications, Inc.,
Class A 8,193 92,417
Shares Value†
COMMUNICATION SERVICES — (Continued)
#Scholastic Corp. 4,623 $ 186,584
Shutterstock, Inc. 1,129 18,256
Sinclair, Inc. 23,233 361,273
#Sirius XM Holdings, Inc. 26,839 723,043
#*Sphere Entertainment Co. 11,399 1,623,788
Spok Holdings, Inc. 9,322 99,652
#*Stagwell, Inc., Class A 39,103 245,176
Telephone and Data Systems,
Inc. 55,736 2,511,464
TKO Group Holdings, Inc., Class
A 28 5,211
T-Mobile US, Inc. 402,313 78,652,191
*TripAdvisor, Inc. 21,339 237,503
*USA TODAY Co, Inc. 330 2,386
Verizon Communications, Inc. 3,415,864 164,063,948
Versant Media Group, Inc. 112,190 4,508,916
Walt Disney Co. (The) 910,254 94,438,853
*Warner Bros Discovery, Inc. 1,368,795 37,025,905
#*Yelp, Inc., Class A 49,810 1,374,756
#*Ziff Davis, Inc. 2,383 109,046
*ZoomInfo Technologies, Inc.,
Class A 252,997 1,581,231
TOTAL COMMUNICATION
SERVICES 733,682,413
CONSUMER DISCRETIONARY — (6.7%)
#*1-800-Flowers.com, Inc., Class
A 20,434 72,336
*Abercrombie & Fitch Co. 31,116 2,655,751
#Academy Sports & Outdoors,
Inc. 34,858 1,911,613
#Acushnet Holdings Corp. 29,613 2,867,131
*Adient PLC 16,610 349,641
ADT, Inc. 658,311 4,957,082
#Advance Auto Parts, Inc. 5,749 342,123
*Amazon.com, Inc. 1,271,313 336,974,224
American Eagle Outfitters, Inc. 136,251 2,373,492
*Aptiv PLC 164,821 9,932,113
Aramark 217,599 9,942,098
*Asbury Automotive Group, Inc. 16,278 3,315,666
Autoliv, Inc. 66,493 7,708,533
*AutoNation, Inc. 30,417 6,459,962
Bassett Furniture Industries, Inc. 2,900 42,282
*Beazer Homes USA, Inc. 6,423 138,673
Best Buy Co., Inc. 175,645 10,624,766
*Biglari Holdings, Inc., Class B 8 2,474
#*Birkenstock Holding PLC 106,685 4,132,977
*BJ's Restaurants, Inc. 18,527 711,437
*Boot Barn Holdings, Inc. 26,824 4,598,975
BorgWarner, Inc. 185,187 10,550,103
Boyd Gaming Corp. 316 27,476
*Bright Horizons Family Solutions,
Inc. 45,063 3,655,060
Brightstar Lottery PLC 7,100 93,223
Brunswick Corp. 61,949 4,921,848

87
Dimensional US Marketwide Value ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Buckle, Inc. (The) 36,944 $ 2,054,456
#Build-A-Bear Workshop, Inc.,
Class A 11,289 417,016
Caleres, Inc. 13,579 177,885
*Callaway Golf Co 22,245 340,348
Canterbury Park Holding Corp. 2,755 43,639
*CarMax, Inc. 59,202 2,327,231
Carnival Corp. 950,280 25,191,923
Carriage Services, Inc., Class A 13,475 661,622
Carter's, Inc. 3,944 142,457
*Cavco Industries, Inc. 6,024 3,054,168
Century Communities, Inc. 24,192 1,355,236
*Champion Homes, Inc. 47,334 3,608,271
#Cheesecake Factory, Inc. (The) 607 38,162
*Citi Trends, Inc. 3,962 192,989
Columbia Sportswear Co. 8,928 543,894
*Covista, Inc. 30,161 3,475,150
*Crocs, Inc. 18,686 1,905,598
D.R. Horton, Inc. 175,072 26,936,578
Dana, Inc. 101,742 3,708,496
*Dauch Corporation 481 2,747
*Dave & Buster's Entertainment,
Inc. 193 2,175
*Deckers Outdoor Corp. 43,222 4,417,288
#Dick's Sporting Goods, Inc. 48,903 11,097,069
#Dillard's, Inc., Class A 6,590 3,751,160
#*Dorman Products, Inc. 24,476 2,753,795
#*Driven Brands Holdings, Inc. 12,155 164,943
eBay, Inc. 88,270 9,134,180
Escalade, Inc. 277 5,180
Ethan Allen Interiors, Inc. 20,684 441,397
*Figs, Inc., Class A 54,989 822,635
*Five Below, Inc. 45,502 10,723,001
Flanigan's Enterprises, Inc. 865 27,775
Flexsteel Industries, Inc. 2,068 114,360
#*Floor & Decor Holdings, Inc.,
Class A 30,531 1,477,700
*Flutter Entertainment PLC, Class
DI 93,675 10,110,343
Ford Motor Co. 3,422,796 41,347,376
#*GameStop Corp., Class A 94 2,345
#Gap, Inc. (The) 326,868 8,037,684
Garmin, Ltd. 145,210 36,468,039
General Motors Co. 806,980 62,048,692
*Genesco, Inc. 6,504 230,827
Gentex Corp. 178,305 4,120,629
*Gentherm, Inc. 23,659 712,136
Genuine Parts Co. 114,107 12,235,694
*GigaCloud Technology, Inc.,
Class A 122 5,428
G-III Apparel Group, Ltd. 33,197 1,035,414
#*Global Business Travel Group I 73,542 430,956
Gold.com, Inc., Class A 9,681 437,484
*Goodyear Tire & Rubber Co.
(The) 72,097 510,447
Graham Holdings Co., Class B 1,529 1,716,318
*Grand Canyon Education, Inc. 1,835 310,243
*Green Brick Partners, Inc. 5,881 396,615
Group 1 Automotive, Inc. 10,129 3,614,736
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Hamilton Beach Brands Holding
Co., Class A 10,060 $ 209,349
#Harley-Davidson, Inc. 40,751 973,541
Hasbro, Inc. 27,790 2,663,394
Haverty Furniture Cos., Inc. 13,820 305,975
*Helen of Troy, Ltd. 24,336 563,378
*Hilton Grand Vacations, Inc. 75,030 3,524,159
Hooker Furnishings Corp. 10,814 131,390
*Hovnanian Enterprises, Inc.,
Class A 1,769 198,906
#Hyatt Hotels Corp., Class A 21,821 3,656,545
Johnson Outdoors, Inc., Class A 3,917 206,152
KB Home 37,106 1,966,247
#Kohl's Corp. 22,064 312,647
*Latham Group, Inc. 1,085 6,586
*Laureate Education, Inc., Class
A 122,551 3,688,172
La-Z-Boy, Inc. 32,882 1,142,321
LCI Industries 19,700 2,348,634
Lear Corp. 41,599 5,288,481
Lennar Corp., Class A 123,283 11,132,455
#Lennar Corp., Class B 10,732 948,494
#Levi Strauss & Co., Class A 82,826 1,845,363
*LGI Homes, Inc. 379 18,560
*Liberty Live Holdings, Inc., Class
A 8,973 818,427
*Liberty Live Holdings, Inc., Class
C 23,375 2,187,900
*Life Time Group Holdings, Inc. 179,937 4,824,111
Lifetime Brands, Inc. 16,431 110,909
*Lincoln Educational Services
Corp. 8,523 350,636
#Lithia Motors, Inc., Class A 19,794 5,742,635
LKQ Corp. 207,865 6,564,377
*Lululemon Athletica, Inc. 49,355 6,796,184
*M/I Homes, Inc. 21,328 2,804,419
Macy's, Inc. 159,800 3,124,090
*MarineMax, Inc. 12,437 357,439
Marriott Vacations Worldwide
Corp. 26,067 1,877,085
*Mattel, Inc. 253,238 3,818,829
#Matthews International Corp.,
Class A 14,183 404,783
Meritage Homes Corp. 55,638 3,746,663
*MGM Resorts International 210,193 8,184,915
#*Mister Car Wash, Inc. 33,408 236,529
*Mohawk Industries, Inc. 51,762 5,463,997
Monarch Casino & Resort, Inc. 2,956 350,848
*Motorcar Parts of America, Inc. 16,200 181,764
Movado Group, Inc. 12,834 349,598
*National Vision Holdings, Inc. 65,969 1,531,800
Newell Brands, Inc. 48,226 196,762
NIKE, Inc., Class B 38,023 1,686,700
*Norwegian Cruise Line Holdings,
Ltd. 129,708 2,358,091
*NVR, Inc. 1,724 10,888,560
*Ollie's Bargain Outlet Holdings,
Inc. 42,033 3,636,275
OneSpaWorld Holdings, Ltd. 51,646 1,273,590

88
Dimensional US Marketwide Value ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#Patrick Industries, Inc. 26,721 $ 2,485,053
#Penske Automotive Group, Inc. 30,773 5,278,185
Perdoceo Education Corp. 52,674 1,787,756
*Petco Health & Wellness Co.,
Inc., Class A 3,078 8,742
Phinia, Inc. 32,893 2,373,230
Polaris, Inc. 6,300 417,501
PulteGroup, Inc. 164,698 20,152,447
*Pursuit Attractions and
Hospitality, Inc. 478 20,114
#PVH Corp. 41,021 3,750,960
Ralph Lauren Corp., Class A 8,170 2,930,089
#RCI Hospitality Holdings, Inc. 7,677 192,079
*Revolve Group, Inc., Class A 23,782 605,252
#*Rivian Automotive, Inc., Class A 651,057 10,677,335
Rocky Brands, Inc. 7,815 286,576
#*Sally Beauty Holdings, Inc. 42,521 602,948
#*Savers Value Village, Inc. 27,549 232,789
#*SharkNinja, Inc. 22,594 2,610,285
Shoe Carnival, Inc. 23,452 434,331
Signet Jewelers, Ltd. 34,230 3,047,497
Smith & Wesson Brands, Inc. 38,889 604,335
#Somnigroup International, Inc. 150,951 11,451,143
#Sonic Automotive, Inc., Class A 17,440 1,373,400
*Sonos, Inc. 2,001 29,675
Standard Motor Products, Inc. 17,505 654,162
Steven Madden, Ltd. 63,973 2,402,826
Strategic Education, Inc. 19,336 1,515,942
*Strattec Security Corp. 3,654 275,000
#*Stride, Inc. 40,379 3,923,224
Sturm Ruger & Co., Inc. 1,131 49,063
Superior Group of Cos., Inc. 16,152 182,195
*Taylor Morrison Home Corp.,
Class A 82,238 4,995,136
#Thor Industries, Inc. 45,965 3,633,074
Toll Brothers, Inc. 66,619 9,469,225
#*TopBuild Corp. 21,816 9,657,943
*Under Armour, Inc., Class A 2,880 18,115
*Unifi, Inc. 34,880 126,963
*Universal Technical Institute, Inc. 45,229 1,697,444
Upbound Group, Inc. 18,486 365,283
*Urban Outfitters, Inc. 76,146 5,356,110
*Valvoline, Inc. 754 25,055
#*Versigent PLC 54,940 1,921,252
VF Corp. 282,357 5,345,018
*Victoria's Secret & Co. 64,170 3,325,931
Visteon Corp. 20,316 2,269,500
#Whirlpool Corp. 3,971 222,614
Winnebago Industries, Inc. 22,162 722,703
Wolverine World Wide, Inc. 49,853 848,498
#*XPEL, Inc. 5,731 272,910
*YETI Holdings, Inc. 64,380 2,540,435
*Zumiez, Inc. 785 19,287
TOTAL CONSUMER
DISCRETIONARY 988,428,284
CONSUMER STAPLES — (3.4%)
#Albertsons Cos., Inc., Class A 423,132 7,129,774
#Alico, Inc. 960 39,946
Shares Value†
CONSUMER STAPLES — (Continued)
Andersons, Inc. (The) 28,336 $ 2,225,509
Archer-Daniels-Midland Co. 249,197 18,575,144
*BellRing Brands, Inc. 6,807 121,165
*BJ's Wholesale Club Holdings,
Inc. 55,234 5,185,920
*Boston Beer Co., Inc. (The),
Class A 7,010 1,661,650
Brown-Forman Corp., Class A 809 21,261
#Brown-Forman Corp., Class B 229,291 5,908,829
Bunge Global SA 113,374 14,406,434
Calavo Growers, Inc. 7,600 214,016
#Cal-Maine Foods, Inc. 42,429 3,278,065
Casey's General Stores, Inc. 18,364 15,097,963
*Central Garden & Pet Co. 8,666 320,815
*Central Garden & Pet Co., Class
A 40,536 1,360,388
#*Chefs' Warehouse, Inc. (The) 33,514 2,600,686
Church & Dwight Co., Inc. 127,634 12,388,156
Coca-Cola Consolidated, Inc. 1,785 366,050
Conagra Brands, Inc. 22,403 321,483
Constellation Brands, Inc., Class
A 108,852 17,044,046
*Darling Ingredients, Inc. 139,688 8,972,160
Dole PLC 46,525 706,250
Dollar General Corp. 179,331 20,780,876
*Dollar Tree, Inc. 64,598 6,273,112
Edgewell Personal Care Co. 26,248 591,892
#*elf Beauty, Inc. 4,588 293,494
Fresh Del Monte Produce, Inc. 29,910 1,252,930
#*Freshpet, Inc. 40,583 2,734,483
General Mills, Inc. 278,355 9,828,715
#*Grocery Outlet Holding Corp. 328 2,595
Hormel Foods Corp. 255,915 5,494,495
Ingles Markets, Inc., Class A 11,585 1,059,680
Ingredion, Inc. 53,918 6,024,797
Interparfums, Inc. 23,827 2,173,499
J.M. Smucker Co. (The) 91,540 8,973,666
John B. Sanfilippo & Son, Inc. 7,116 582,018
Kenvue, Inc. 1,554,708 27,254,031
Keurig Dr Pepper, Inc. 726,647 21,363,422
Kraft Heinz Co. (The) 555,387 12,585,069
Kroger Co. (The) 503,457 34,270,318
Lamb Weston Holdings, Inc. 37,256 1,622,499
Limoneira Co. 5,260 66,960
*Maplebear, Inc. 179,789 7,614,064
Marzetti Co. (The) 21,651 2,820,692
McCormick & Co., Inc. 159,011 8,084,119
#*Mission Produce, Inc. 120 1,663
Molson Coors Beverage Co.,
Class B 144,443 6,173,494
Mondelez International, Inc.,
Class A 977,856 60,079,473
*National Beverage Corp. 118 4,038
Natural Grocers by Vitamin
Cottage, Inc. 11,923 345,290
*Nature's Sunshine Products, Inc. 1,029 27,948
Oil-Dri Corp. of America 8,654 631,309
*Performance Food Group Co. 126,751 11,478,571
Pilgrim's Pride Corp. 112,203 3,713,919

89
Dimensional US Marketwide Value ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
#*Post Holdings, Inc. 43,161 $ 4,521,115
PriceSmart, Inc. 26,177 4,107,695
Procter & Gamble Co. (The) 69,357 10,201,721
Reynolds Consumer Products,
Inc. 147,598 3,095,130
Seaboard Corp. 579 3,292,154
*Seneca Foods Corp., Class A 5,299 741,118
*Seneca Foods Corp., Class B 300 41,709
Smithfield Foods, Inc. 7,135 187,508
Spectrum Brands Holdings, Inc. 16,654 1,375,620
*Sprouts Farmers Market, Inc. 11,227 918,930
Target Corp. 366,729 47,583,088
#Tootsie Roll Industries, Inc. 17,914 756,329
Turning Point Brands, Inc. 566 45,665
Tyson Foods, Inc., Class A 159,892 10,244,281
*United Natural Foods, Inc. 38,772 1,939,376
Universal Corp. 20,512 1,099,033
*US Foods Holding Corp. 188,307 17,604,821
Village Super Market, Inc., Class
A 1,900 81,871
#*Vital Farms, Inc. 3,665 50,027
#Weis Markets, Inc. 18,873 1,324,507
TOTAL CONSUMER STAPLES 491,360,539
ENERGY — (12.7%)
Antero Midstream Corp. 425,947 9,311,201
*Antero Resources Corp. 232,220 9,116,957
APA Corp. 220,143 8,966,424
Archrock, Inc. 152,853 5,923,054
#Atlas Energy Solutions, Inc.,
Class A 310 5,388
Baker Hughes Co., Class A 797,887 55,588,787
Bristow Group, Inc. 12,144 596,635
Cactus, Inc., Class A 49,886 2,779,648
California Resources Corp. 58,592 3,999,490
Cheniere Energy, Inc. 53,870 14,811,556
Chevron Corp. 1,577,544 304,955,031
Chord Energy Corp. 11,591 1,687,650
*CNX Resources Corp. 90,913 3,537,425
#*Comstock Resources, Inc. 204,787 3,567,390
ConocoPhillips 1,047,023 131,694,553
#Core Laboratories, Inc. 2,189 32,069
Core Natural Resources, Inc. 19,956 1,790,851
Coterra Energy, Inc. 604,489 21,707,200
Crescent Energy Co., Class A 177,976 2,393,777
*CVR Energy, Inc. 2,714 89,942
Devon Energy Corp. 522,003 26,815,294
DHT Holdings, Inc. 150,166 2,775,068
Diamondback Energy, Inc. 200,978 41,327,106
Dorian LPG, Ltd. 21,199 817,221
DT Midstream, Inc. 79,133 11,710,893
EOG Resources, Inc. 455,581 64,041,021
EQT Corp. 380,141 22,838,871
Expand Energy Corp. 191,992 19,611,983
*Expro Group Holdings NV 637 11,600
Exxon Mobil Corp. 3,366,837 519,603,954
*Geospace Technologies Corp. 19 174
Granite Ridge Resources, Inc. 4,931 29,734
*Gulfport Energy Corp. 9,888 1,903,835
Shares Value†
ENERGY — (Continued)
Halliburton Co. 572,377 $ 24,211,547
*Helix Energy Solutions Group,
Inc. 73,912 764,989
Helmerich & Payne, Inc. 65,773 2,655,914
HF Sinclair Corp. 155,241 10,433,748
*Innovex International, Inc. 744 20,661
International Seaways, Inc. 33,466 2,776,005
Kinder Morgan, Inc. 1,385,193 45,531,294
Kodiak Gas Services, Inc. 62,326 4,225,703
*Kosmos Energy, Ltd. 8,621 26,553
#Liberty Energy, Inc., Class A 58,685 1,982,966
Magnolia Oil & Gas Corp., Class
A 166,270 5,028,005
Marathon Petroleum Corp. 244,015 60,586,484
Matador Resources Co. 101,606 6,445,885
Murphy Oil Corp. 23,577 984,576
*Nabors Industries, Ltd. 4,748 487,192
NACCO Industries, Inc., Class A 2,990 144,058
*National Energy Services
Reunited Corp. 3,840 95,770
Natural Gas Services Group, Inc. 10,028 408,039
Noble Corp. PLC 32,121 1,639,135
Nordic American Tankers, Ltd. 17,301 96,540
#Northern Oil & Gas, Inc. 77,247 2,098,028
NOV, Inc. 120,426 2,463,916
Occidental Petroleum Corp. 810,881 49,123,171
*Oceaneering International, Inc. 70,688 2,653,627
*Oil States International, Inc. 855 9,815
#ONEOK, Inc. 449,760 41,584,810
Ovintiv, Inc. 197,100 12,131,505
*Par Pacific Holdings, Inc. 19,112 1,255,085
Patterson-UTI Energy, Inc. 31,539 385,407
PBF Energy, Inc., Class A 8,369 362,880
Peabody Energy Corp. 23,828 635,254
Permian Resources Corp., Class
A 593,777 12,837,459
Phillips 66 221,771 39,730,275
*PrimeEnergy Resources Corp. 5 1,108
*ProPetro Holding Corp. 22,910 392,448
Range Resources Corp. 213,787 9,299,734
*REX American Resources Corp. 25,722 1,247,517
Riley Exploration Permian, Inc. 456 16,493
#RPC, Inc. 156,424 1,232,621
Scorpio Tankers, Inc. 43,673 3,551,925
*SEACOR Marine Holdings, Inc. 12,678 96,353
*Seadrill, Ltd. 31,427 1,561,608
Select Water Solutions, Inc.,
Class A 86,238 1,442,762
SFL Corp., Ltd., Class B 80,618 929,526
SLB, Ltd. 1,164,947 66,262,185
SM Energy Co. 10,248 317,995
*Talos Energy, Inc. 124,368 1,979,939
TechnipFMC PLC 323,231 24,426,567
Teekay Corp., Ltd. 63,163 843,858
Teekay Tankers, Ltd., Class A 22,530 1,769,731
*TETRA Technologies, Inc. 74,070 705,146
#*Tidewater, Inc. 11,906 1,063,563
#*Transocean, Ltd. 121,947 831,679
VAALCO Energy, Inc. 209 1,373

90
Dimensional US Marketwide Value ETF
continued
Shares Value†
ENERGY — (Continued)
*Valaris, Ltd. 18,886 $ 1,925,994
Valero Energy Corp. 191,634 48,402,916
Viper Energy, Inc., Class A 25,380 1,253,264
Vitesse Energy, Inc. 8,958 168,052
Weatherford International PLC 1,905 210,217
Williams Cos., Inc. (The) 800,524 61,087,986
World Kinect Corp. 48,795 1,316,001
TOTAL ENERGY 1,860,196,639
FINANCIALS — (21.8%)
1st Source Corp. 19,639 1,444,056
Affiliated Managers Group, Inc. 13,152 3,875,500
Aflac, Inc. 326,089 37,066,537
Alerus Financial Corp. 4,320 116,381
Allstate Corp. (The) 201,197 43,712,060
Ally Financial, Inc. 218,568 9,702,234
Amalgamated Financial Corp. 9,414 384,844
American Coastal Insurance
Corp. 44 524
American Financial Group, Inc. 68,276 9,099,143
American International Group,
Inc. 364,852 27,290,930
Ameris Bancorp 58,425 4,980,731
AmeriServ Financial, Inc. 30,968 122,633
*Arch Capital Group, Ltd. 251,295 23,737,326
Associated Banc-Corp 136,810 3,852,570
Assurant, Inc. 34,215 8,083,978
Assured Guaranty, Ltd. 38,476 3,151,184
Atlantic Union Bankshares Corp. 64,044 2,411,257
*Atlanticus Holdings Corp. 2,224 176,608
Axis Capital Holdings, Ltd. 73,238 7,353,828
*Axos Financial, Inc. 47,140 4,546,182
Banc of California, Inc. 85,623 1,603,719
#BancFirst Corp. 16,166 1,804,287
*Bancorp, Inc. (The) 20,120 1,203,780
Bank First Corp. 1,007 146,327
Bank of America Corp. 2,916,309 155,905,879
Bank of Hawaii Corp. 30,799 2,448,828
Bank of New York Mellon Corp.
(The) 449,949 60,459,647
Bank of NT Butterfield & Son, Ltd.
(The) 35,097 1,946,129
#Bank OZK 94,597 4,555,792
BankUnited, Inc. 56,003 2,603,019
Banner Corp. 33,205 2,221,747
Bar Harbor Bankshares 2,733 93,605
Beacon Financial Corp. 41,830 1,193,410
*Berkshire Hathaway, Inc., Class
B 798,490 378,164,864
Blackrock, Inc. 65 69,264
*Block, Inc., Class A 269,769 19,021,412
#BOK Financial Corp. 57,875 7,743,096
*Bowhead Specialty Holdings,
Inc. 338 8,038
Bread Financial Holdings, Inc. 38,239 3,241,902
*Brighthouse Financial, Inc. 44,175 2,750,336
#Brown & Brown, Inc. 215 12,932
Byline Bancorp, Inc. 21,991 707,011
Capital City Bank Group, Inc. 14,283 659,446
Shares Value†
FINANCIALS — (Continued)
Capital One Financial Corp. 257,961 $ 49,347,939
Capitol Federal Financial, Inc. 50,879 390,751
Carlyle Group, Inc. (The) 174,887 8,756,592
Cathay General Bancorp 55,835 3,128,435
Central Pacific Financial Corp. 1,099 36,575
Chemung Financial Corp. 300 19,923
Chubb, Ltd. 185,879 60,782,433
Cincinnati Financial Corp. 96,313 15,756,807
Citigroup, Inc. 745,881 95,457,850
Citizens Community Bancorp, Inc. 10,355 214,866
Citizens Financial Group, Inc. 231,447 15,055,627
City Holding Co. 9,344 1,148,938
CME Group, Inc., Class A 53,961 15,531,055
CNB Financial Corp. 6,999 212,630
CNO Financial Group, Inc. 78,532 3,490,747
Columbia Banking System, Inc. 217,729 6,444,778
*Columbia Financial, Inc. 3,070 59,036
Commerce Bancshares, Inc. 94,041 4,892,953
Community Financial System, Inc. 39,365 2,494,166
Community Trust Bancorp, Inc. 16,592 1,077,319
Community West Bancshares 4,219 100,075
ConnectOne Bancorp, Inc. 35,616 1,040,700
*Consumer Portfolio Services,
Inc. 23,800 216,104
Corebridge Financial, Inc. 424,716 11,696,679
#*Credit Acceptance Corp. 160 80,786
Cullen/Frost Bankers, Inc. 52,668 7,633,173
*Customers Bancorp, Inc. 29,942 2,283,676
CVB Financial Corp. 120,662 2,457,885
DigitalBridge Group, Inc. 16,504 256,802
Dime Community Bancshares,
Inc. 24,172 867,533
Donegal Group, Inc., Class A 12,386 208,333
*Donnelley Financial Solutions,
Inc. 532 26,760
Eagle Bancorp, Inc. 2,452 63,384
East West Bancorp, Inc. 108,576 13,731,607
Eastern Bankshares, Inc. 12,055 243,873
Employers Holdings, Inc. 18,841 793,583
Enact Holdings, Inc. 38,294 1,636,303
*Encore Capital Group, Inc. 13,325 1,102,910
*Enova International, Inc. 13,296 2,252,475
Enterprise Financial Services
Corp. 31,660 1,830,581
Equity Bancshares, Inc., Class A 2,393 108,499
Esquire Financial Holdings, Inc. 2,502 263,010
Essent Group, Ltd. 93,635 5,666,790
*Euronet Worldwide, Inc. 15,982 1,156,777
Everest Group, Ltd. 22,104 7,885,823
EVERTEC, Inc. 25 738
#*EZCORP, Inc., Class A 54,449 1,784,838
F&G Annuities & Life, Inc. 20,879 597,975
Farmers National Banc Corp. 1,175 16,532
FB Financial Corp. 39,568 2,139,442
Federal Agricultural Mortgage
Corp., Class A 177 23,837
Federal Agricultural Mortgage
Corp., Class C 8,728 1,516,926
Federated Hermes, Inc., Class B 8,180 475,176

91
Dimensional US Marketwide Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
Fidelis Insurance Holdings, Ltd. 19,418 $ 410,302
Fidelity National Financial, Inc. 215,107 11,250,096
Fidelity National Information
Services, Inc. 347,258 16,157,915
Fifth Third Bancorp 598,851 30,397,677
Financial Institutions, Inc. 10,663 363,288
First American Financial Corp. 87,204 6,115,617
First Bancorp 136,414 3,312,132
#First Bancorp 34,800 2,009,352
First Busey Corp. 52,242 1,368,740
First Business Financial Services,
Inc. 964 54,177
#First Citizens BancShares, Inc.,
Class A 7,624 15,124,644
First Commonwealth Financial
Corp. 91,053 1,676,286
First Financial Bancorp 90,154 2,729,863
First Financial Corp. 1,147 75,323
First Hawaiian, Inc. 96,886 2,643,050
First Horizon Corp. 292,969 7,312,506
First Internet Bancorp 5,329 122,141
First Interstate BancSystem, Inc.,
Class A 76,245 2,705,935
First Merchants Corp. 50,323 2,035,062
First Mid Bancshares, Inc. 192 8,081
First United Corp. 1,266 47,045
FirstCash Holdings, Inc. 15,800 3,447,876
*Fiserv, Inc. 131,345 8,228,764
FNB Corp. 310,110 5,535,464
Franklin Resources, Inc. 282,477 8,465,836
Fulton Financial Corp. 148,021 3,195,773
*Genworth Financial, Inc., Class A 322,841 2,837,772
German American Bancorp, Inc. 18,618 801,877
#Glacier Bancorp, Inc. 99,271 4,869,243
Global Payments, Inc. 56,730 4,082,291
Globe Life, Inc. 66,480 10,257,864
Goldman Sachs Group, Inc. (The) 160,448 148,217,049
Great Southern Bancorp, Inc. 3,268 222,943
*Green Dot Corp., Class A 4,442 55,747
Hamilton Insurance Group, Ltd.,
Class B 5,529 181,185
Hancock Whitney Corp. 70,846 4,782,813
Hanover Insurance Group, Inc.
(The) 28,113 5,276,529
Hartford Insurance Group, Inc.
(The) 233,453 31,938,705
HCI Group, Inc. 6,153 944,916
Heritage Financial Corp. 8,126 223,628
*Heritage Insurance Holdings, Inc. 9,360 274,435
Hilltop Holdings, Inc. 26,171 985,862
Home Bancorp, Inc. 719 44,715
Home BancShares, Inc. 169,082 4,543,233
Hope Bancorp, Inc. 49,464 615,827
Horace Mann Educators Corp. 28,579 1,298,630
Huntington Bancshares, Inc. 1,446,742 24,247,396
Independent Bank Corp. 25,514 1,989,837
Intercontinental Exchange, Inc. 83,243 13,159,886
International Bancshares Corp. 50,028 3,589,009
Invesco, Ltd. 349,611 9,163,304
Shares Value†
FINANCIALS — (Continued)
Investors Title Co. 1,087 $ 257,380
Jackson Financial, Inc., Class A 59,959 6,941,453
Janus Henderson Group PLC 1,730 89,285
Jefferies Financial Group, Inc. 92,749 4,472,357
JPMorgan Chase & Co. 1,971,302 617,470,925
Kemper Corp. 27,308 920,007
KeyCorp. 614,230 13,580,625
Lakeland Financial Corp. 6,199 375,163
Landmark Bancorp, Inc. 3,528 93,563
*LendingClub Corp. 91,315 1,558,747
Lincoln National Corp. 61,629 2,330,192
Live Oak Bancshares, Inc. 22,677 852,655
Loews Corp. 110,616 12,456,468
M&T Bank Corp. 80,523 17,604,743
*Markel Group, Inc. 9,406 16,671,853
Mercantile Bank Corp. 4,938 253,369
#Merchants Bancorp 34,307 1,596,648
Mercury General Corp. 40,388 3,930,156
Meridian Corp. 1,022 19,234
MetLife, Inc. 551,765 44,196,377
Metropolitan Bank Holding Corp. 1,423 125,722
MGIC Investment Corp. 197,497 5,229,721
Morgan Stanley 468,886 89,364,983
MVB Financial Corp. 716 18,709
National Bank Holdings Corp.,
Class A 33,044 1,410,979
Navient Corp. 47,221 436,322
NBT Bancorp, Inc. 38,513 1,682,633
*NCR Atleos Corp. 1 44
Nelnet, Inc., Class A 20,006 2,834,850
*NerdWallet, Inc., Class A 1,590 17,236
Nicolet Bankshares, Inc. 13,826 2,025,232
*NMI Holdings, Inc., Class A 63,146 2,444,382
Northeast Bank 1,644 204,431
Northern Trust Corp. 157,168 26,143,325
Northfield Bancorp, Inc. 21,257 296,535
Northrim BanCorp, Inc. 19,260 472,448
Northwest Bancshares, Inc. 115,998 1,604,252
OceanFirst Financial Corp. 27,232 519,314
OFG Bancorp 37,126 1,706,311
Old National Bancorp 273,242 6,549,611
Old Republic International Corp. 204,152 8,155,872
OneMain Holdings, Inc., Class A 102,445 6,020,693
Oppenheimer Holdings, Inc.,
Class A 3,097 354,545
Origin Bancorp, Inc. 9,701 454,201
Orrstown Financial Services, Inc. 3,096 113,747
Park National Corp. 7,983 1,374,593
Pathward Financial, Inc. 18,972 1,647,528
*Payoneer Global, Inc. 1,946 9,691
PayPal Holdings, Inc. 2,945 147,662
PennyMac Financial Services,
Inc. 42,471 3,834,707
Peoples Bancorp of North
Carolina, Inc. 275 10,841
Peoples Bancorp, Inc. 21,566 741,870
Pinnacle Financial Partners, Inc. 113,067 11,186,849
PNC Financial Services Group,
Inc. (The) 189,176 42,186,248

92
Dimensional US Marketwide Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
Popular, Inc. 57,829 $ 8,693,434
Preferred Bank/Los Angeles CA 10,713 1,014,842
Primis Financial Corp. 193 2,829
Principal Financial Group, Inc. 181,050 18,269,756
#PROG Holdings, Inc. 26,426 946,844
Prosperity Bancshares, Inc. 79,820 5,559,463
Provident Financial Holdings, Inc. 4,144 71,111
Provident Financial Services, Inc. 99,401 2,254,415
Prudential Financial, Inc. 215,631 21,155,557
QCR Holdings, Inc. 8,518 770,198
Radian Group, Inc. 107,163 3,839,650
Raymond James Financial, Inc. 141,732 22,439,010
Regions Financial Corp. 611,681 17,463,493
Reinsurance Group of America,
Inc. 35,594 7,526,707
RenaissanceRe Holdings, Ltd. 33,236 10,202,455
Renasant Corp. 44,015 1,755,758
Riverview Bancorp, Inc. 1,682 8,713
#RLI Corp. 199 10,302
*Rocket Cos., Inc., Class A 175,541 2,566,409
S&T Bancorp, Inc. 26,439 1,166,753
Safety Insurance Group, Inc. 12,958 973,923
SB Financial Group, Inc. 1,184 24,675
Seacoast Banking Corp. of
Florida 43,320 1,363,280
Selective Insurance Group, Inc. 47,158 3,958,914
#ServisFirst Bancshares, Inc. 1,186 94,429
Shore Bancshares, Inc. 25,218 486,707
Simmons First National Corp.,
Class A 71,496 1,520,005
*SiriusPoint, Ltd. 83,112 1,945,652
*Skyward Specialty Insurance
Group, Inc. 7,788 353,965
#SLM Corp. 98,622 2,276,196
#*SoFi Technologies, Inc. 534,057 8,598,318
Southside Bancshares, Inc. 12,016 396,888
SOUTHSTATE BANK Corp. 84,280 8,231,628
State Street Corp. 177,713 27,161,655
Stellar Bancorp, Inc. 28,950 1,087,362
Stewart Information Services
Corp. 23,189 1,622,998
Stifel Financial Corp. 101,658 8,011,667
Stock Yards Bancorp, Inc. 19,555 1,414,413
*StoneX Group, Inc. 16,890 1,790,847
Synchrony Financial 292,705 22,304,121
#T. Rowe Price Group, Inc. 95,762 9,851,995
*Texas Capital Bancshares, Inc. 37,787 3,805,151
#TFS Financial Corp. 76,312 1,147,732
Timberland Bancorp, Inc. 3,971 158,363
Tiptree, Inc. 29,862 514,821
Tompkins Financial Corp. 304 25,618
Towne Bank 59,781 2,125,812
Travelers Cos., Inc. (The) 191,698 58,494,728
TriCo Bancshares 23,771 1,194,968
*Triumph Financial, Inc. 10,873 735,885
Truist Financial Corp. 666,428 34,321,042
Trustmark Corp. 51,713 2,294,506
UMB Financial Corp. 61,942 7,815,222
United Bankshares, Inc. 118,668 5,198,845
Shares Value†
FINANCIALS — (Continued)
United Community Banks, Inc. 99,646 $ 3,321,201
Unity Bancorp, Inc. 3,592 187,790
Universal Insurance Holdings, Inc. 9,717 385,085
Univest Financial Corp. 23,490 892,385
Unum Group 110,604 8,890,350
US Bancorp 906,041 51,336,283
Valley National Bancorp 461,926 6,268,336
#Victory Capital Holdings, Inc.,
Class A 39,061 3,066,679
Virtu Financial, Inc., Class A 21,790 1,082,091
Virtus Investment Partners, Inc. 5,434 790,919
Voya Financial, Inc. 80,099 6,564,914
#W. R. Berkley Corp. 170,641 11,403,938
WaFd, Inc. 76,478 2,707,321
Waterstone Financial, Inc. 15,874 286,049
Webster Financial Corp. 134,156 9,707,528
Wells Fargo & Co. 1,645,529 135,311,850
WesBanco, Inc. 44,540 1,531,285
Westamerica Bancorp 20,654 1,132,252
Western Alliance Bancorp 92,297 7,525,897
Western New England Bancorp,
Inc. 13,698 191,087
#Western Union Co. (The) 124,000 1,127,160
White Mountains Insurance
Group, Ltd. 1,963 4,381,396
Willis Towers Watson PLC 700 179,340
Wintrust Financial Corp. 52,416 7,892,277
#WisdomTree, Inc. 632 10,744
*World Acceptance Corp. 4,594 676,053
WSFS Financial Corp. 46,228 3,327,029
Zions Bancorp NA 125,432 7,954,897
TOTAL FINANCIALS 3,193,679,075
HEALTH CARE — (13.4%)
Abbott Laboratories 1,105,961 100,410,199
*Acadia Healthcare Co., Inc. 9,212 238,545
*ACADIA Pharmaceuticals, Inc. 112,668 2,529,397
Acme United Corp. 1,030 41,983
*AdaptHealth Corp., Class A 34,063 446,566
*Addus HomeCare Corp. 14,592 1,413,819
Agilent Technologies, Inc. 157,535 18,203,169
*Align Technology, Inc. 13,243 2,330,900
*Alkermes PLC 120,257 4,053,863
*AMN Healthcare Services, Inc. 421 8,618
*Amneal Pharmaceuticals, Inc. 6,239 80,296
*ANI Pharmaceuticals, Inc. 15,722 1,249,113
*Anika Therapeutics, Inc. 6,027 75,036
#*Astrana Health, Inc. 10,909 372,433
*Azenta, Inc. 21,243 521,940
Becton Dickinson & Co. 170,747 25,448,133
*Biogen, Inc. 66,655 12,616,458
*BioMarin Pharmaceutical, Inc. 74,757 4,030,150
#*Bio-Rad Laboratories, Inc.,
Class A 14,899 4,173,508
Bio-Techne Corp. 18,055 998,803
*Boston Scientific Corp. 713,544 41,107,270
*BrightSpring Health Services,
Inc. 93,411 4,480,926
Bristol-Myers Squibb Co. 1,482,991 89,854,425

93
Dimensional US Marketwide Value ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Brookdale Senior Living, Inc. 46,359 $ 665,715
#Bruker Corp. 18,048 662,542
*CareDx, Inc. 12,691 264,100
*Castle Biosciences, Inc. 5,356 131,168
*Catalyst Pharmaceuticals, Inc. 83,716 2,354,931
*Centene Corp. 79,283 4,256,704
*Charles River Laboratories
International, Inc. 41,210 6,880,834
Chemed Corp. 3,028 1,286,839
Cigna Group (The) 190,817 55,447,604
*Collegium Pharmaceutical, Inc. 16,108 543,323
Concentra Group Holdings
Parent, Inc. 57,215 1,285,621
CONMED Corp. 15,120 554,299
*Cooper Cos., Inc. (The) 103,125 6,486,562
*Cross Country Healthcare, Inc. 20,749 209,980
CVS Health Corp. 657,363 54,751,764
*CytomX Therapeutics, Inc. 282 1,190
Danaher Corp. 274,523 49,125,891
*Edwards Lifesciences Corp. 326,713 27,280,535
*Elanco Animal Health, Inc. 404,070 9,039,046
Elevance Health, Inc. 155,216 58,426,407
Encompass Health Corp. 81,464 8,146,400
#*Enovis Corp. 12,639 296,258
Ensign Group, Inc. (The) 46,368 8,656,442
*Envista Holdings Corp. 148,499 3,852,064
*Exelixis, Inc. 218,228 9,702,417
GE HealthCare Technologies, Inc. 367,304 22,346,775
*Globus Medical, Inc., Class A 87,153 7,859,458
#*GRAIL, Inc. 3,550 193,404
*Haemonetics Corp. 40,040 2,406,004
*Harmony Biosciences Holdings,
Inc. 47,945 1,498,761
*HealthEquity, Inc. 71,724 5,883,520
HealthStream, Inc. 9,731 202,016
*Henry Schein, Inc. 98,474 7,345,176
Humana, Inc. 57,774 13,660,085
*ICON PLC 5,139 608,098
*ICU Medical, Inc. 15,136 1,804,211
*Illumina, Inc. 5,411 685,790
*Incyte Corp. 121,653 11,589,881
*Innoviva, Inc. 53,396 1,227,574
*Inspire Medical Systems, Inc. 62 3,481
*Integer Holdings Corp. 27,842 2,464,295
*Integra LifeSciences Holdings
Corp. 178 1,876
*IQVIA Holdings, Inc. 109,298 17,309,524
*Jazz Pharmaceuticals PLC 45,832 9,304,813
Johnson & Johnson 1,606,599 369,276,780
*Kewaunee Scientific Corp. 1,631 60,363
Labcorp Holdings, Inc. 57,367 14,731,846
*Lantheus Holdings, Inc. 3,004 254,198
*Ligand Pharmaceuticals, Inc. 8,669 1,989,102
*LivaNova PLC 42,892 2,577,809
*Masimo Corp. 141 25,159
Medtronic PLC 801,772 64,919,479
Merck & Co., Inc. 724,842 79,138,250
*Merit Medical Systems, Inc. 45,929 3,131,439
Shares Value†
HEALTH CARE — (Continued)
*MiMedx Group, Inc. 13,883 $ 46,647
#*Moderna, Inc. 142,156 6,530,647
*Molina Healthcare, Inc. 666 129,617
National HealthCare Corp. 12,520 2,169,591
*Neurocrine Biosciences, Inc. 70,517 9,284,973
#*Nutex Health, Inc. 6 715
*OmniAb, Inc.- Vesting 12.5 423 –
*OmniAb, Inc.- Vesting 15 423 –
*Omnicell, Inc. 22,175 918,488
*Option Care Health, Inc. 127,221 2,586,403
*Pacira BioSciences, Inc. 866 22,074
*PACS Group, Inc. 5,135 172,279
*Pediatrix Medical Group, Inc. 282 6,348
*Pennant Group, Inc. (The) 11,042 345,835
Pfizer, Inc. 4,310,902 115,101,083
Phibro Animal Health Corp.,
Class A 1,703 90,566
*Prestige Consumer Healthcare,
Inc. 36,640 2,063,565
*Privia Health Group, Inc. 3,356 83,397
*Progyny, Inc. 41,825 777,108
Quest Diagnostics, Inc. 97,480 18,930,616
*QuidelOrtho Corp. 17,910 220,293
*RadNet, Inc. 90 5,089
Regeneron Pharmaceuticals, Inc. 47,980 33,924,739
*Repligen Corp. 461 54,541
#ResMed, Inc. 9,122 1,950,375
*Revolution Medicines, Inc. 229 33,003
#Revvity, Inc. 64,651 5,600,070
*Rigel Pharmaceuticals, Inc. 112 3,237
*Roivant Sciences, Ltd. 235,639 6,722,781
Select Medical Holdings Corp. 102,276 1,678,349
*Solventum Corp. 65,579 4,417,401
STERIS PLC 67,156 14,564,793
#*Stoke Therapeutics, Inc. 341 11,158
Stryker Corp. 28,002 8,824,270
*Supernus Pharmaceuticals, Inc. 29,255 1,404,240
#*Teladoc Health, Inc. 6,411 38,851
Teleflex, Inc. 16,569 2,053,065
*Tenet Healthcare Corp. 76,398 13,531,614
Thermo Fisher Scientific, Inc. 193,419 92,639,964
#*UFP Technologies, Inc. 4,746 909,476
*United Therapeutics Corp. 31,005 17,714,707
UnitedHealth Group, Inc. 570,611 211,399,963
Universal Health Services, Inc.,
Class B 54,656 9,196,965
US Physical Therapy, Inc. 9,068 645,823
*Veeva Systems, Inc., Class A 42,793 6,674,424
*Veracyte, Inc. 4,104 135,104
*Vertex Pharmaceuticals, Inc. 153,835 65,746,002
Viatris, Inc. 820,561 12,259,181
*Waters Corp. 39,035 12,070,793
*Waystar Holding Corp. 3,223 68,892
West Pharmaceutical Services,
Inc. 5,586 1,662,338
Zimmer Biomet Holdings, Inc. 123,299 10,163,537
TOTAL HEALTH CARE 1,963,078,343

94
Dimensional US Marketwide Value ETF
continued
Shares Value†
INDUSTRIALS — (14.3%)
#A.O. Smith Corp. 93,710 $ 5,795,026
*AAR Corp. 32,308 3,565,834
ABM Industries, Inc. 51,379 2,096,263
Acuity, Inc. 26,930 7,803,506
Advanced Drainage Systems, Inc. 7,091 1,058,332
Aebi Schmidt Holding AG 19,816 230,262
AECOM 66,679 5,607,704
#AGCO Corp. 61,967 7,499,246
Alamo Group, Inc. 9,550 1,656,352
#*Alaska Air Group, Inc. 97,696 3,820,891
Albany International Corp., Class
A 14,072 816,739
*Allegiant Travel Co. 4,988 377,292
Allegion PLC 23,971 3,295,533
#Allient, Inc. 4,144 315,690
Allison Transmission Holdings,
Inc. 66,107 8,881,475
*Amentum Holdings, Inc. 93,790 2,460,112
*Ameresco, Inc., Class A 755 22,340
AMETEK, Inc. 147,867 34,822,678
*API Group Corp. 258,118 11,801,155
Apogee Enterprises, Inc. 17,180 625,352
Applied Industrial Technologies,
Inc. 31,474 9,623,175
#ArcBest Corp. 13,343 1,702,167
Arcosa, Inc. 39,813 5,035,150
Astec Industries, Inc. 20,033 1,302,546
*ATI, Inc. 522 81,150
Atkore, Inc. 1,980 154,737
AZZ, Inc. 15,691 2,244,441
Barrett Business Services, Inc. 11,795 371,896
*Blue Bird Corp. 16 1,026
*BlueLinx Holdings, Inc. 1,492 79,016
Boise Cascade Co. 31,541 2,500,255
Brady Corp., Class A 34,863 2,852,491
*BrightView Holdings, Inc. 55,561 661,176
*Builders FirstSource, Inc. 71,166 5,628,519
*CACI International, Inc., Class A 17,116 8,892,447
Cadre Holdings, Inc. 18,372 544,730
Carlisle Cos., Inc. 22 7,816
Carpenter Technology Corp. 3,270 1,400,214
Carrier Global Corp. 590,694 39,676,916
#*Casella Waste Systems, Inc.,
Class A 30,766 2,438,205
*CBIZ, Inc. 18,615 567,757
#*CECO Environmental Corp. 8,487 629,226
*Centuri Holdings, Inc. 4,419 166,154
Chicago Rivet & Machine Co. 291 3,317
*Clean Harbors, Inc. 42,624 13,327,672
CNH Industrial NV 1,026,268 10,991,330
Columbus McKinnon Corp. 16,542 255,574
CompX International, Inc. 500 11,635
#Concentrix Corp. 50,944 1,213,486
#*Construction Partners, Inc.,
Class A 1,716 212,201
Copa Holdings SA, Class A 26,134 3,023,181
*Copart, Inc. 351,445 11,636,344
*Core & Main, Inc., Class A 87,453 4,405,008
Shares Value†
INDUSTRIALS — (Continued)
*Costamare Bulkers Holdings,
Ltd. 15,106 $ 261,032
Costamare, Inc. 99,279 1,650,017
Covenant Logistics Group, Inc.,
Class A 14,160 493,618
CRA International, Inc. 3,597 566,420
Crane Co. 28,987 5,151,860
#CSW Industrials, Inc. 553 161,034
CSX Corp. 1,318,493 59,899,137
Cummins, Inc. 65,655 44,055,162
Curtiss-Wright Corp. 1,630 1,173,926
*Custom Truck One Source, Inc. 39,181 385,933
Deere & Co. 193,672 114,241,303
Delta Air Lines, Inc. 566,503 38,516,539
#Deluxe Corp. 22,408 698,009
*Distribution Solutions Group, Inc. 16,453 445,218
*DNOW, Inc. 139,386 1,880,317
Donaldson Co., Inc. 87,526 7,717,167
Douglas Dynamics, Inc. 14,892 686,968
Dover Corp. 109,312 24,749,330
*Ducommun, Inc. 7,877 1,117,983
*DXP Enterprises, Inc. 13,567 2,316,565
*Dycom Industries, Inc. 14,590 6,041,719
Eastern Co. (The) 8,217 179,624
Eaton Corp. PLC 58,850 25,482,638
Emerson Electric Co. 425,049 59,693,882
*Energy Recovery, Inc. 17,325 191,788
Enerpac Tool Group Corp., Class
A 41,855 1,469,110
EnerSys 31,405 6,697,430
Ennis, Inc. 26,765 558,853
Enpro, Inc. 17,173 5,006,788
*Enviri Corp. 22,059 434,342
Equifax, Inc. 61,651 10,723,575
Esab Corp. 51,494 5,060,315
ESCO Technologies, Inc. 13,765 4,459,172
Espey Mfg. & Electronics Corp. 1,671 118,457
*ExlService Holdings, Inc. 1,630 51,964
#Federal Signal Corp. 49,991 6,155,392
FedEx Corp. 194,761 78,549,059
#*First Advantage Corp. 45,118 575,706
Flowserve Corp. 106,157 7,817,401
*Fluor Corp. 123,916 6,610,919
Fortive Corp. 240,347 14,370,347
Fortune Brands Innovations, Inc. 95,961 3,890,259
Franklin Electric Co., Inc. 36,794 3,686,391
*FTI Consulting, Inc. 26,696 4,786,593
*Gates Industrial Corp. PLC 221,988 5,685,113
GATX Corp. 29,900 5,858,008
Genco Shipping & Trading, Ltd. 20,974 508,410
*Gencor Industries, Inc. 12,989 193,276
*Generac Holdings, Inc. 48,296 12,519,772
General Dynamics Corp. 181,149 62,369,601
Genpact, Ltd. 144,034 5,005,181
*Gibraltar Industries, Inc. 23,144 903,310
Gorman-Rupp Co. (The) 18,363 1,390,814
Graco, Inc. 97,640 7,837,563
#Granite Construction, Inc. 37,292 5,111,614

95
Dimensional US Marketwide Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Greenbrier Cos., Inc. (The) 25,561 $ 1,255,556
*GXO Logistics, Inc. 99,777 5,700,260
*Hayward Holdings, Inc. 175,744 2,637,917
*Healthcare Services Group, Inc. 27,402 586,677
Helios Technologies, Inc. 8,095 553,698
#Herc Holdings, Inc. 28,400 3,604,528
Hexcel Corp. 61,071 5,732,735
*Hillman Solutions Corp. 156,703 1,278,696
HNI Corp. 39,374 1,438,726
Hub Group, Inc., Class A 50,419 2,209,865
Hubbell, Inc., Class B 4,247 2,158,198
Huntington Ingalls Industries, Inc. 31,865 11,608,101
*Hurco Cos., Inc. 3,927 65,817
*Huron Consulting Group, Inc. 14,695 1,920,122
Hyster-Yale, Inc. 7,490 295,630
ICF International, Inc. 14,984 1,073,753
IDEX Corp. 48,853 10,642,626
Ingersoll Rand, Inc. 207,030 16,533,416
Insteel Industries, Inc. 15,459 404,717
Interface, Inc., Class A 28,157 785,017
ITT, Inc. 58,724 12,586,902
Jacobs Solutions, Inc. 96,203 12,449,630
JB Hunt Transport Services, Inc. 84,305 21,205,237
Johnson Controls International
PLC 393,712 57,493,763
#Kadant, Inc. 9,715 2,847,758
KBR, Inc. 55,867 2,094,454
Kennametal, Inc. 71,795 2,779,184
#Kforce, Inc. 3,851 174,104
*Kirby Corp. 45,351 6,827,140
Knight-Swift Transportation
Holdings, Inc., Class A 125,093 8,118,536
Korn Ferry 44,658 2,967,078
*Kratos Defense & Security
Solutions, Inc. 86,394 5,447,142
L3Harris Technologies, Inc. 113,983 36,537,251
Landstar System, Inc. 26,190 4,820,793
Leidos Holdings, Inc. 105,622 15,760,915
Leonardo DRS, Inc. 103,865 4,220,035
#*Limbach Holdings, Inc. 96 9,578
Lindsay Corp. 9,003 1,008,066
*Liquidity Services, Inc. 10,239 365,020
LSI Industries, Inc. 15,841 385,095
Marten Transport, Ltd. 64,900 978,692
*MasTec, Inc. 58,469 23,039,709
*Masterbrand, Inc. 108,411 973,531
Matson, Inc. 26,789 4,672,805
Maximus, Inc. 47,417 3,111,504
McGrath RentCorp 19,583 2,164,901
*Mercury Systems, Inc. 4,323 341,128
*Middleby Corp. (The) 34,184 4,798,066
Miller Industries, Inc. 9,828 471,646
MillerKnoll, Inc. 38,257 615,173
*Modine Manufacturing Co. 12,038 3,065,236
Moog, Inc., Class A 23,849 7,185,942
MSA Safety, Inc. 30,715 5,110,669
MSC Industrial Direct Co., Inc.,
Class A 49,118 5,023,298
Shares Value†
INDUSTRIALS — (Continued)
Mueller Industries, Inc. 90,937 $ 12,315,598
Mueller Water Products, Inc.,
Class A 129,550 3,613,149
*MYR Group, Inc. 7,547 3,055,101
National Presto Industries, Inc. 1,771 247,657
#*Nextpower, Inc., Class A 117,383 13,983,837
Nordson Corp. 45,760 13,199,472
Norfolk Southern Corp. 168,909 53,346,529
Northrop Grumman Corp. 104,445 60,523,789
*NPK International, Inc. 71,379 1,167,047
nVent Electric PLC 99,829 14,265,564
*NWPX Infrastructure, Inc. 5,286 519,825
*Onterris, Inc. 114 2,400
*OPENLANE, Inc. 79,003 2,483,854
Oshkosh Corp. 55,298 8,643,077
Owens Corning 68,387 8,434,853
PACCAR, Inc. 367,083 43,609,460
#*PAMT Corp. 21,720 219,372
Park Aerospace Corp. 4,400 148,984
Parker-Hannifin Corp. 4,900 4,456,158
#*Parsons Corp. 85,064 4,288,076
Paycom Software, Inc. 4,091 518,575
*Paylocity Holding Corp. 239 25,212
Pentair PLC 128,509 10,371,961
*Perma-Pipe International
Holdings, Inc. 7,100 232,383
Preformed Line Products Co. 2,271 754,540
Primoris Services Corp. 46,830 8,483,254
*Proto Labs, Inc. 9,392 608,696
Quad/Graphics, Inc. 8,122 60,428
Quanex Building Products Corp. 26,212 522,667
Quanta Services, Inc. 3,810 2,772,804
*Radiant Logistics, Inc. 42,044 353,590
*RBC Bearings, Inc. 16,974 10,168,954
*RCM Technologies, Inc. 3,924 122,782
Regal Rexnord Corp. 51,664 11,109,310
Republic Services, Inc., Class A 21,767 4,554,092
*Resideo Technologies, Inc. 135,503 5,605,759
RTX Corp. 676,990 119,197,629
Rush Enterprises, Inc., Class A 27,704 2,050,927
Rush Enterprises, Inc., Class B 33,461 2,437,968
#*RXO, Inc. 832 16,615
Ryder System, Inc. 33,613 8,529,971
*Saia, Inc. 20,802 9,336,354
Schneider National, Inc., Class B 71,249 2,215,131
Science Applications International
Corp. 38,002 3,677,454
Sensata Technologies Holding
PLC 40,734 1,696,164
*Shoals Technologies Group, Inc.,
Class A 85,859 681,720
*SIFCO Industries, Inc. 4,527 73,564
Simpson Manufacturing Co., Inc. 33,780 6,442,859
*SiteOne Landscape Supply, Inc. 36,378 4,585,447
*SkyWest, Inc. 33,073 2,715,955
Snap-on, Inc. 42,875 16,438,275
Southwest Airlines Co. 387,173 14,681,600
*SPX Technologies, Inc. 28,447 6,227,333

96
Dimensional US Marketwide Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
SS&C Technologies Holdings,
Inc. 205,129 $ 14,215,440
*StandardAero, Inc. 43,449 1,080,142
#Standex International Corp. 6,466 1,765,218
Stanley Black & Decker, Inc. 97,124 7,591,212
*Sun Country Airlines Holdings,
Inc. 5,894 93,125
#TaskUS, Inc., Class A 3,653 23,671
#Tecnoglass, Inc. 24,144 1,040,124
Tennant Co. 15,142 1,257,392
Terex Corp. 72,529 4,511,304
Tetra Tech, Inc. 147,453 4,765,681
Textron, Inc. 117,067 11,233,749
#*Thermon Group Holdings, Inc. 26,453 1,600,142
#*TIC Solutions, Inc. 55,236 504,857
Timken Co. (The) 60,006 6,654,065
*Titan International, Inc. 18,000 137,160
*Titan Machinery, Inc. 14,300 299,013
Toro Co. (The) 84,352 8,027,780
#TransUnion 162,536 11,540,056
Trinity Industries, Inc. 67,910 2,214,545
Tutor Perini Corp. 1,857 172,552
Twin Disc, Inc. 6,900 113,988
*Uber Technologies, Inc. 710,283 52,994,215
UFP Industries, Inc. 49,102 4,394,138
*U-Haul Holding Co. 481 24,704
U-Haul Holding Co. 128,986 6,151,342
*Ultralife Corp. 3,309 22,832
UniFirst Corp. 12,773 3,263,629
*United Airlines Holdings, Inc. 288,582 25,972,380
United Parcel Service, Inc., Class
B 520,953 56,679,686
United Rentals, Inc. 36,400 34,938,176
#*Upwork, Inc. 99,604 1,030,901
*V2X, Inc. 21,683 1,470,324
Valmont Industries, Inc. 15,702 7,977,244
#*Vestis Corp. 4,896 47,589
#Virco Mfg. Corp. 12,601 76,362
#VSE Corp. 8,430 1,447,262
#Watsco, Inc. 16,603 7,269,458
Watts Water Technologies, Inc.,
Class A 22,110 6,636,538
#Werner Enterprises, Inc. 49,253 1,815,958
WESCO International, Inc. 41,414 14,458,456
Westinghouse Air Brake
Technologies Corp. 102,855 27,759,536
Willis Lease Finance Corp. 5,496 1,067,048
Woodward, Inc. 4,705 1,707,868
Worthington Enterprises, Inc. 22,381 1,214,617
Xylem, Inc. 152,219 17,986,197
Zurn Elkay Water Solutions Corp. 88,193 4,582,508
TOTAL INDUSTRIALS 2,096,114,659
INFORMATION TECHNOLOGY — (13.9%)
A10 Networks, Inc. 20,150 537,602
Accenture PLC, Class A 111,675 19,957,439
*ACI Worldwide, Inc. 85,507 3,695,613
*ACM Research, Inc., Class A 5,337 275,870
Adeia, Inc. 75,691 2,410,758
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Advanced Energy Industries, Inc. 15,289 $ 5,869,600
*Advanced Micro Devices, Inc. 486,640 172,509,014
#*Akamai Technologies, Inc. 116,224 11,968,748
*Alarm.com Holdings, Inc. 34,731 1,542,404
#*Allegro MicroSystems, Inc. 977 47,384
*Alpha & Omega Semiconductor,
Ltd. 14,568 632,688
Amdocs, Ltd. 88,751 5,739,527
Amkor Technology, Inc. 106,710 7,443,022
Analog Devices, Inc. 227,430 91,485,992
*Arrow Electronics, Inc. 42,841 8,046,825
*AstroNova, Inc. 6,285 85,476
Avnet, Inc. 72,129 5,951,364
*Aware, Inc. 14,326 16,618
*Axcelis Technologies, Inc. 10,847 1,508,926
Badger Meter, Inc. 40 4,836
Bel Fuse, Inc., Class A 3,534 860,352
#Bel Fuse, Inc., Class B 4,968 1,370,373
Belden, Inc. 33,826 3,804,748
Benchmark Electronics, Inc. 29,520 2,422,116
#*CCC Intelligent Solutions
Holdings, Inc. 174,011 911,818
CDW Corp. 16,100 2,204,251
*Cerence, Inc. 15,526 141,287
#*Cipher Digital, Inc. 25,974 460,779
*Cirrus Logic, Inc. 44,253 7,216,779
Cisco Systems, Inc. 2,925,291 267,664,126
#*Cleanspark, Inc. 14,675 183,878
Climb Global Solutions, Inc. 1,052 17,547
Cognex Corp. 84,208 4,674,386
Cognizant Technology Solutions
Corp., Class A 422,059 22,326,921
*Coherent Corp. 62,450 19,965,889
*Cohu, Inc. 11,875 562,281
Corning, Inc. 257,164 42,236,615
#Crane NXT Co. 48,651 2,173,727
CSP, Inc. 4,507 41,870
CTS Corp. 23,767 1,357,096
*Daktronics, Inc. 22,065 433,798
#*Diebold Nixdorf, Inc. 14,462 1,110,826
*Digi International, Inc. 29,519 1,654,245
*Digital Turbine, Inc. 489 1,726
*Diodes, Inc. 43,021 4,609,700
#Dolby Laboratories, Inc., Class A 47,090 3,020,353
*DXC Technology Co. 30,817 348,848
*Dynatrace, Inc. 119,633 4,331,911
*Enphase Energy, Inc. 155 5,109
Entegris, Inc. 81,449 11,515,260
#*EPAM Systems, Inc. 43,116 4,905,738
ePlus, Inc. 21,050 1,782,724
*Everforth, Inc. 35,360 746,096
*F5, Inc. 50,762 16,441,812
*Fabrinet 12,605 8,615,139
*First Solar, Inc. 74,195 14,979,229
*Five9, Inc. 1,673 28,776
*Flex, Ltd. 294,460 26,957,813
*FormFactor, Inc. 15,565 2,115,750
Gen Digital, Inc. 182,165 3,513,963

97
Dimensional US Marketwide Value ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*GLOBALFOUNDRIES, Inc. 138,913 $ 8,973,780
*Harmonic, Inc. 28,010 320,154
Hewlett Packard Enterprise Co. 864,336 24,866,947
#*Hut 8 Corp., Class U 56 4,244
*Insight Enterprises, Inc. 25,242 1,840,142
*Intel Corp. 1,958,574 185,046,072
#InterDigital, Inc. 2,200 652,432
International Business Machines
Corp. 11,594 2,677,982
Intuit, Inc. 68,801 26,729,188
#*IonQ, Inc. 2,080 93,850
*Itron, Inc. 38,933 3,262,585
*Key Tronic Corp. 15,978 45,378
*Keysight Technologies, Inc. 59,400 20,784,654
*Kimball Electronics, Inc. 19,417 524,453
*Knowles Corp. 61,902 1,930,723
Kulicke & Soffa Industries, Inc. 4,900 418,950
Littelfuse, Inc. 13,428 5,427,195
*LiveRamp Holdings, Inc. 7,933 231,882
Marvell Technology, Inc. 193,400 31,940,010
*MaxLinear, Inc., Class A 184 13,018
Methode Electronics, Inc. 5,498 44,094
Microchip Technology, Inc. 141,867 13,180,863
Micron Technology, Inc. 852,342 440,797,189
*Mirion Technologies, Inc., Class
A 187,402 3,701,189
*Mitek Systems, Inc. 35,317 493,025
MKS, Inc. 32,575 9,243,156
*MongoDB, Inc., Class A 23,543 5,905,291
*NCR Voyix Corp. 99,097 682,778
*NETGEAR, Inc. 2,872 72,575
*NetScout Systems, Inc. 30,525 1,028,692
*Novanta, Inc. 1,228 159,063
NXP Semiconductors NV 129,886 38,133,231
*Okta, Inc., Class A 96,910 7,137,421
*ON Semiconductor Corp. 120,890 12,186,921
OneSpan, Inc. 3,839 44,456
*Onto Innovation, Inc. 20,796 6,136,068
*Optical Cable Corp. 100 1,030
#*OSI Systems, Inc. 16,397 4,704,627
PC Connection, Inc. 20,670 1,317,506
#*Penguin Solutions, Inc. 36,505 1,110,117
*Photronics, Inc. 51,208 2,533,772
*Plexus Corp. 21,765 5,453,874
*Progress Software Corp. 9,025 251,346
*PTC, Inc. 10,923 1,488,805
Qnity Electronics, Inc. 112,059 15,762,219
*Qorvo, Inc. 62,977 5,933,693
QUALCOMM, Inc. 1,776 318,934
*Qualys, Inc. 12 1,043
*Rambus, Inc. 9,810 1,129,229
Richardson Electronics, Ltd. 6,110 87,984
Roper Technologies, Inc. 53,043 18,820,187
#Salesforce, Inc. 453,704 80,092,367
*Sandisk Corp. 1 1,097
*Sanmina Corp. 28,934 6,302,404
*ScanSource, Inc. 20,556 845,263
*Silicon Laboratories, Inc. 4,925 1,072,173
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#Skyworks Solutions, Inc. 110,857 $ 7,778,836
*Sprinklr, Inc., Class A 98,575 484,989
#*Super Micro Computer, Inc. 113,270 3,103,598
#*Synaptics, Inc. 16,202 1,516,345
*Synopsys, Inc. 59,763 28,841,624
TD SYNNEX Corp. 56,915 12,986,865
TE Connectivity PLC 234,117 49,553,204
*Teledyne Technologies, Inc. 26,042 16,819,226
*Trimble, Inc. 132,120 8,894,318
*TTM Technologies, Inc. 81,460 12,888,601
*Twilio, Inc., Class A 99,421 14,720,273
*Tyler Technologies, Inc. 7,462 2,545,587
#*Ultra Clean Holdings, Inc. 33,954 2,653,505
*Unity Software, Inc. 95,473 2,522,397
#Universal Display Corp. 2,833 246,726
#*Veeco Instruments, Inc. 17,681 881,398
*Viasat, Inc. 33,409 2,201,987
#*Viavi Solutions, Inc. 47,058 2,465,839
Vishay Intertechnology, Inc. 107,244 3,106,859
*Vishay Precision Group, Inc. 9,951 601,239
*Vistance Networks, Inc. 1,595 20,408
#Vontier Corp. 115,444 4,142,131
*Workday, Inc., Class A 58,059 7,106,422
*Yext, Inc. 948 3,659
*Zebra Technologies Corp. 39,486 8,934,102
*Zoom Communications, Inc.,
Class A 142,734 13,866,608
TOTAL INFORMATION
TECHNOLOGY 2,038,289,428
MATERIALS — (6.5%)
AdvanSix, Inc. 9,531 235,035
Air Products and Chemicals, Inc. 160,809 48,250,741
#Albemarle Corp. 75,353 14,821,935
Alcoa Corp. 200,752 12,805,970
*Alpha Metallurgical Resources,
Inc. 9,394 1,751,511
#Amcor PLC 241,540 9,188,182
AptarGroup, Inc. 51,220 6,334,890
*Ascent Industries Co. 1,028 14,978
Ashland, Inc. 27,009 1,438,499
Avery Dennison Corp. 45,753 7,500,289
Avient Corp. 74,320 2,755,786
*Axalta Coating Systems, Ltd. 170,005 4,834,942
Balchem Corp. 7,340 1,186,291
Ball Corp. 211,856 12,940,165
Cabot Corp. 42,583 3,277,188
Caledonia Mining Corp. PLC 80 1,832
Celanese Corp., Class A 12,297 833,245
*Century Aluminum Co. 61,835 3,675,472
CF Industries Holdings, Inc. 174,594 21,684,575
Chemours Co. (The) 539 14,526
*Clearwater Paper Corp. 895 12,271
*Coeur Mining, Inc. 315,643 5,672,105
#Commercial Metals Co. 95,391 6,578,163
*Compass Minerals International,
Inc. 88 2,351
*Core Molding Technologies, Inc. 9,557 257,561
Corteva, Inc. 359,681 29,137,758

98
Dimensional US Marketwide Value ETF
continued
Shares Value†
MATERIALS — (Continued)
CRH PLC 497,121 $ 58,869,069
Crown Holdings, Inc. 104,520 10,275,361
Dow, Inc. 386,622 15,654,325
DuPont de Nemours, Inc. 226,811 10,356,190
#Eagle Materials, Inc. 25,917 5,445,421
Eastman Chemical Co. 93,725 6,850,360
*Ecovyst, Inc. 59,251 840,179
Element Solutions, Inc. 209,393 8,918,048
Ferroglobe PLC 22,898 106,247
#*Flotek Industries, Inc. 208 3,515
Fortitude Gold Corp. 14,303 70,800
Freeport-McMoRan, Inc. 1,195,781 69,092,226
Friedman Industries, Inc. 3,048 62,758
#Graphic Packaging Holding Co. 168,129 1,602,269
Greif, Inc., Class A 23,324 1,521,658
Greif, Inc., Class B 400 32,096
Hawkins, Inc. 9,882 1,654,741
HB Fuller Co. 53,084 3,212,644
Hecla Mining Co. 508,069 9,155,403
*Ingevity Corp. 3,300 251,427
Innospec, Inc. 19,638 1,497,594
International Flavors &
Fragrances, Inc. 132,205 9,280,791
#International Paper Co. 261,513 7,955,226
*Intrepid Potash, Inc. 1,693 66,992
Kaiser Aluminum Corp. 14,149 2,411,414
#*Knife River Corp. 45,372 4,199,179
Koppers Holdings, Inc. 2,245 91,663
Linde PLC 349,853 175,325,332
Louisiana-Pacific Corp. 58,397 4,215,679
*LSB Industries, Inc. 23,056 343,534
LyondellBasell Industries NV,
Class A 186,442 13,908,573
Martin Marietta Materials, Inc. 36,835 22,803,444
Materion Corp. 17,004 3,125,505
Mercer International, Inc. 4,085 4,575
*Metallus, Inc. 23,022 442,943
Minerals Technologies, Inc. 15,501 1,115,142
Mosaic Co. (The) 219,610 5,110,325
#NewMarket Corp. 7,278 4,917,162
Newmont Corp. 879,191 97,669,328
Northern Technologies
International Corp. 6,070 48,560
Nucor Corp. 138,716 31,251,328
*O-I Glass, Inc. 109,066 993,591
Olin Corp. 100,805 2,870,926
Packaging Corp. of America 75,285 16,069,583
*Perimeter Solutions, Inc. 31,698 960,449
PPG Industries, Inc. 176,428 19,142,438
#Quaker Chemical Corp. 1,906 259,006
#*Ramaco Resources, Inc., Class
A 1,093 16,231
Ramaco Resources, Inc., Class B 12 120
*Rayonier Advanced Materials,
Inc. 33,663 319,462
Reliance, Inc. 34,402 12,470,725
Royal Gold, Inc. 52,132 12,166,566
RPM International, Inc. 103,652 10,561,102
Ryerson Holding Corp. 27,164 752,714
Shares Value†
MATERIALS — (Continued)
Sensient Technologies Corp. 33,965 $ 3,859,783
Silgan Holdings, Inc. 84,486 3,425,907
Smurfit Westrock PLC 335,895 12,895,009
Solstice Advanced Materials, Inc. 3,296 270,107
Sonoco Products Co. 62,193 3,107,162
Steel Dynamics, Inc. 110,322 25,226,229
Sylvamo Corp. 31,302 1,337,535
TriMas Corp. 22,239 823,288
Tronox Holdings PLC 921 9,201
United States Lime & Minerals,
Inc. 18,901 2,035,071
Vulcan Materials Co. 98,632 29,761,220
Warrior Met Coal, Inc. 15,479 1,390,788
#Westlake Corp. 48,397 5,579,206
Worthington Steel, Inc. 17,080 656,384
TOTAL MATERIALS 951,925,090
REAL ESTATE — (0.4%)
*CBRE Group, Inc., Class A 223,628 31,918,424
#*Compass, Inc., Class A 2,688 20,348
*CoStar Group, Inc. 60,997 2,111,106
*Cushman & Wakefield, Ltd. 188,190 2,642,188
*Forestar Group, Inc. 24,926 704,409
*Howard Hughes Holdings, Inc. 35,455 2,207,783
*Jones Lang LaSalle, Inc. 33,212 10,565,734
Kennedy-Wilson Holdings, Inc. 1,356 14,780
Newmark Group, Inc., Class A 119,027 1,918,715
#*Seaport Entertainment Group,
Inc. 8,435 188,016
St. Joe Co. (The) 29,999 1,937,035
*Stratus Properties, Inc. 2,821 85,364
*Zillow Group, Inc., Class A 27,918 1,245,422
*Zillow Group, Inc., Class C 72,299 3,210,076
TOTAL REAL ESTATE 58,769,400
UTILITIES — (0.1%)
*Hallador Energy Co. 19,338 300,319
MDU Resources Group, Inc. 171,820 3,871,105
New Jersey Resources Corp. 79,264 4,463,356
NRG Energy, Inc. 230 35,783
#Ormat Technologies, Inc. 51,903 5,963,655
TOTAL UTILITIES 14,634,218
TOTAL COMMON STOCKS 14,390,158,088
RIGHT/WARRANT — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*GameStop Corp. 10/30/26 22,587 82,894
TOTAL RIGHT/WARRANT 82,894
TOTAL INVESTMENT SECURITIES — (98.2%)
(Cost $9,122,886,937) 14,390,240,982
SECURITIES LENDING COLLATERAL — (1.8%)
@§The DFA Short Term
Investment Fund 23,138,995 267,718,174
TOTAL INVESTMENTS — ( 100.0% )
(Cost $9,390,605,111) $ 14,657,959,156

99
Dimensional US Marketwide Value ETF
continued
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 733,682,413 $ — $ — $ 733,682,413
Consumer Discretionary .......... 988,428,284 — — 988,428,284
Consumer Staples .............. 491,360,539 — — 491,360,539
Energy ....................... 1,860,196,639 — — 1,860,196,639
Financials ..................... 3,193,679,075 — — 3,193,679,075
Health Care ................... 1,963,078,343 — — 1,963,078,343
Industrials ..................... 2,096,114,659 — — 2,096,114,659
Information Technology .......... 2,038,289,428 — — 2,038,289,428
Materials ..................... 951,925,090 — — 951,925,090
Real Estate .................... 58,769,400 — — 58,769,400
Utilities ....................... 14,634,218 — — 14,634,218
Right/Warrant
Consumer Discretionary .......... 82,894 — — 82,894
Securities Lending Collateral ........ — 267,718,174 — 267,718,174
Total Investments .................
$14,390,240,982 $267,718,174 $— $14,657,959,156
See accompanying Notes to Financial Statements.

100
Dimensional International Value ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value †
COMMON STOCKS — (97.8%)
AUSTRALIA — (5.5%)
Ampol, Ltd. 168,592 $ 4,262,920
Ansell, Ltd. 19,586 372,029
ANZ Group Holdings, Ltd. 3,105,937 81,839,783
Aurizon Holdings, Ltd. 8,732,205 26,179,288
Bendigo & Adelaide Bank, Ltd. 868,278 6,673,203
BlueScope Steel, Ltd. 1,745,344 37,380,869
Challenger, Ltd. 1,193,999 7,330,940
Cleanaway Waste
Management, Ltd. 4,033,771 6,438,164
Dyno Nobel, Ltd. 2,144,484 5,041,600
#Endeavour Group, Ltd. 3,236,149 7,794,193
Evolution Mining, Ltd. 698,066 5,972,296
Fortescue, Ltd. 3,280,660 46,347,000
Harvey Norman Holdings, Ltd. 3,069,069 9,929,263
Insurance Australia Group, Ltd. 136,571 737,388
National Australia Bank, Ltd. 3,836,726 110,005,344
#*NEXTDC, Ltd. 754,332 7,722,721
Northern Star Resources, Ltd. 1,719,058 25,954,201
Orica, Ltd. 2,009,284 30,350,456
Origin Energy, Ltd., Class B 3,464,940 30,142,477
Perseus Mining, Ltd. 2,839,866 11,086,527
QBE Insurance Group, Ltd. 3,471,471 55,756,379
Ramelius Resources, Ltd. 758,744 1,832,873
#Ramsay Health Care, Ltd. 197,873 5,545,315
#Reece, Ltd. 14,781 145,693
Rio Tinto, Ltd. 699,124 84,140,970
*Sandfire Resources, Ltd. 206,923 2,426,390
Santos, Ltd. 13,133,940 75,541,023
Sonic Healthcare, Ltd. 2,093,332 29,753,813
South32, Ltd. 8,390,272 24,309,663
Suncorp Group, Ltd. 2,858,082 35,157,869
TPG Telecom, Ltd. 764,524 2,303,048
Westpac Banking Corp. 5,061,039 140,087,138
#Whitehaven Coal, Ltd. 3,823,609 23,118,908
Woodside Energy Group, Ltd. 4,254,793 102,628,696
Worley, Ltd. 1,007,705 8,563,450
Yancoal Australia, Ltd. 2,576,596 14,152,642
TOTAL AUSTRALIA 1,067,024,532
AUSTRIA — (0.3%)
ΩBAWAG Group AG 1,714 292,945
Erste Group Bank AG 159,742 17,651,671
OMV AG 390,068 27,522,746
Verbund AG 48,648 3,660,812
TOTAL AUSTRIA 49,128,174
BELGIUM — (0.8%)
Ageas SA/NV, Class B 511,716 40,037,839
Anheuser-Busch InBev SA/NV 814,278 61,514,057
Anheuser-Busch InBev SA/NV,
Sponsored ADR 943 71,243
KBC Group NV 371,509 49,354,113
Solvay SA, Class A 7,166 234,529
Shares Value †
BELGIUM — (Continued)
#Syensqo SA 7,954 $ 525,770
TOTAL BELGIUM 151,737,551
CANADA — (11.8%)
Agnico Eagle Mines, Ltd. 12,092 2,275,835
AltaGas, Ltd. 367,935 13,762,083
ARC Resources, Ltd. 1,848,802 43,764,896
Bank of Montreal 628,989 95,669,227
#Bank of Montreal 593,254 90,154,035
#Bank of Nova Scotia (The) 1,248,080 97,100,624
Bank of Nova Scotia (The) 990,611 76,914,092
Barrick Mining Corp. 1,500 58,816
Barrick Mining Corp. 1,649,532 64,892,589
#BCE, Inc. 638,345 15,139,061
#BCE, Inc. 255,782 6,082,496
*Brookfield Wealth Solutions,
Ltd. 13,643 615,709
*Brookfield Wealth Solutions,
Ltd. 12,737 574,105
Canadian Imperial Bank of
Commerce 639,103 71,169,526
#Canadian Imperial Bank of
Commerce 583,922 65,072,268
Canadian Pacific Kansas City,
Ltd. 104,823 9,098,368
Canadian Pacific Kansas City,
Ltd., Class A 491,440 42,735,623
Canadian Tire Corp., Ltd.,
Class A 73,159 10,153,895
#Cenovus Energy, Inc. 162,387 4,741,209
#Cenovus Energy, Inc. 4,162,542 121,712,728
Empire Co., Ltd., Class A 342,396 11,697,461
#Equinox Gold Corp. 722,019 10,079,385
Fairfax Financial Holdings, Ltd. 74,369 128,438,011
*First Quantum Minerals, Ltd. 873,601 21,347,417
iA Financial Corp., Inc. 300,837 38,639,574
#*Ivanhoe Mines, Ltd., Class A 322,888 2,609,484
Kinross Gold Corp. 85,829 2,595,469
Lundin Mining Corp.,
Registered 1,850,357 47,390,673
Magna International, Inc. 776,692 49,451,980
Magna International, Inc. 240,268 15,260,575
Manulife Financial Corp. 1,062,167 41,679,773
Manulife Financial Corp. 1,748,470 68,697,386
Nutrien, Ltd. 1,587,965 120,685,340
Nutrien, Ltd. 423,583 32,132,059
Pan American Silver Corp. 712,527 37,258,037
Pembina Pipeline Corp. 360,646 16,777,252
#Pembina Pipeline Corp. 1,059,788 49,232,529
Rogers Communications, Inc.,
Class B 374,807 13,617,079
Rogers Communications, Inc.,
Class B 416,265 15,164,534
Saputo, Inc. 176,617 5,337,049
Sun Life Financial, Inc. 364,499 26,209,329
#Sun Life Financial, Inc. 22,359 1,611,637

101
Dimensional International Value ETF
continued
Shares Value †
CANADA — (Continued)
Suncor Energy, Inc. 671,161 $ 45,897,925
Suncor Energy, Inc. 2,627,913 179,906,924
Teck Resources, Ltd., Class A 363 21,226
Teck Resources, Ltd., Class B 1,158,551 67,694,135
Teck Resources, Ltd., Class B 1,062 61,874
Toronto-Dominion Bank (The) 500,550 53,813,446
Toronto-Dominion Bank (The) 1,864,632 200,820,866
Tourmaline Oil Corp. 2,028,012 98,040,695
West Fraser Timber Co., Ltd. 16,804 1,061,747
Whitecap Resources, Inc. 4,788,480 56,395,073
TOTAL CANADA 2,291,313,129
DENMARK — (1.7%)
AP Moller - Maersk A/S, Class
A 4,335 10,167,015
#AP Moller - Maersk A/S,
Class B 13,180 31,211,488
#Carlsberg A/S, Class B 184,795 25,012,205
#Coloplast A/S, Class B 118,404 7,321,602
Danske Bank A/S 1,093,108 56,164,620
#*Demant A/S 30,973 982,174
#DSV A/S 330,234 80,794,601
#*Genmab A/S 103,303 27,406,488
#*Genmab A/S, Class S, ADR 9,780 259,366
H Lundbeck A/S, Class A 260,514 1,753,636
Jyske Bank A/S, Registered 32,366 4,501,700
Novonesis Novozymes B,
Class B 683,464 41,940,641
ROCKWOOL A/S, Class B 157,100 4,564,953
Tryg A/S 740,280 17,757,144
Vestas Wind Systems A/S 430,169 13,178,362
TOTAL DENMARK 323,015,995
FINLAND — (1.2%)
Fortum OYJ 375,352 9,440,159
Nokia OYJ 13,065,499 162,537,088
#Nokia OYJ, Sponsored ADR 1,499,992 19,364,897
Nordea Bank Abp 1,199,597 22,500,887
UPM-Kymmene OYJ 502,801 15,022,454
TOTAL FINLAND 228,865,485
FRANCE — (9.3%)
*Alstom SA 495,326 9,924,184
ΩAmundi SA 80,321 7,744,916
AXA SA 53,618 2,574,982
BNP Paribas SA 1,313,618 137,497,811
Bouygues SA 1,251,005 73,785,346
Capgemini SE 219,743 26,550,217
Carrefour SA 1,839,178 36,568,679
Cie de Saint-Gobain SA 1,720,869 156,728,919
Cie Generale des
Etablissements Michelin SCA 2,557,048 92,505,819
Credit Agricole SA 680,005 13,237,476
Eiffage SA, Class P 310,206 49,852,456
Engie SA 5,731,238 188,715,102
Ipsen SA 9,865 1,932,544
Kering SA, Class A 29,491 8,048,378
Orange SA 8,261,955 172,220,979
Pernod Ricard SA 235,981 17,395,183
Publicis Groupe SA 427,327 39,791,218
Shares Value †
FRANCE — (Continued)
Renault SA 553,537 $ 19,330,420
Rexel SA 477,043 20,011,094
Sanofi SA 822,335 76,997,442
Sanofi SA, Sponsored ADR 218 10,155
Societe Generale SA 2,386,160 191,569,058
#STMicroelectronics NV 13,136 709,052
STMicroelectronics NV- NYS 613,733 33,841,238
TotalEnergies SE 4,627,446 430,403,286
Vinci SA 5,974 900,501
TOTAL FRANCE 1,808,846,455
GERMANY — (8.1%)
*Aumovio SE 227,234 9,822,603
BASF SE 4,182,987 268,600,681
Bayer AG, Registered 3,516,951 156,977,273
Bayerische Motoren Werke AG 590,112 53,938,541
#Beiersdorf AG 177,752 14,716,751
Commerzbank AG 1,543,096 63,734,528
Continental AG 459,288 34,578,059
Daimler Truck Holding AG 2,290,603 115,379,238
Deutsche Bank AG,
Registered 2,712,845 84,330,885
*Deutsche Bank AG,
Registered Sponsored 1,208,132 37,512,499
Deutsche Lufthansa AG,
Registered 177,849 1,529,225
Deutsche Post AG 1,812,733 107,129,186
Deutsche Telekom AG 3,269,494 105,738,492
ΩDWS Group GmbH & Co.
KGaA 36,115 2,499,513
E.ON SE 5,369,550 118,983,201
Fresenius Medical Care AG 452,113 20,476,824
Fresenius Medical Care AG,
Sponsored ADR 1,482 33,449
Fresenius SE & Co. KGaA 572,318 27,693,456
ΩHapag-Lloyd AG 36,230 4,683,448
Heidelberg Materials AG 637,649 140,884,465
Henkel AG & Co. KGaA 238,009 16,402,765
#Infineon Technologies AG 566,988 37,997,401
Mercedes-Benz Group AG 1,003,082 58,344,854
Merck KGaA 124,386 16,057,478
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 13,613 8,156,813
RWE AG 782,314 56,878,545
Ω#Siemens Healthineers AG 32,894 1,345,888
Talanx AG 60,991 7,934,382
Volkswagen AG, Registered,
Class R 58,057 5,989,716
TOTAL GERMANY 1,578,350,159
HONG KONG — (1.5%)
BOC Hong Kong Holdings, Ltd. 6,999,500 39,957,573
Ω#Budweiser Brewing Co.
APAC, Ltd. 5,995,100 5,869,783
Cathay Pacific Airways, Ltd. 6,129,727 9,061,080
CK Asset Holdings, Ltd. 2,474,962 15,436,623
CK Hutchison Holdings, Ltd. 6,071,348 50,415,342

102
Dimensional International Value ETF
continued
Shares Value †
HONG KONG — (Continued)
CK Infrastructure Holdings,
Ltd. 844,500 $ 7,082,642
Ω*FIT Hon Teng, Ltd. 1,757,000 1,724,759
Galaxy Entertainment Group,
Ltd. 4,880,000 20,656,876
Hang Lung Properties, Ltd. 2,712,469 3,185,539
#Henderson Land
Development Co., Ltd. 2,261,730 8,886,682
HKT Trust & HKT, Ltd., Class
SS 3,593,000 5,820,350
Hong Kong & China Gas Co.,
Ltd. 13,174,000 12,158,675
#MTR Corp., Ltd. 2,429,711 10,346,917
PRADA SpA 111,600 494,338
Sun Hung Kai Properties, Ltd. 1,806,434 31,314,982
Swire Pacific, Ltd., Class A 1,218,000 13,184,797
Swire Pacific, Ltd., Class B 1,705,000 2,888,189
ΩWH Group, Ltd. 38,150,620 46,362,713
Xinyi Glass Holdings, Ltd. 5,029,148 6,195,153
TOTAL HONG KONG 291,043,013
IRELAND — (0.3%)
AIB Group PLC 1,161,697 13,351,993
Bank of Ireland Group PLC 2,713,848 53,291,357
TOTAL IRELAND 66,643,350
ISRAEL — (1.0%)
Ashtrom Group, Ltd. 28,026 691,880
Bank Hapoalim BM 1,734,392 46,418,479
Bank Leumi Le-Israel BM,
Class IS 2,383,368 60,210,892
Clal Insurance Enterprises
Holdings, Ltd., Registered 219,777 18,991,282
Delek Group, Ltd. 49,187 16,776,380
*Equital, Ltd. 9,701 417,004
Harel Insurance Investments &
Financial Services, Ltd. 126,060 7,814,298
ICL Group, Ltd. 573,802 3,078,781
Isracard, Ltd. 1 5
Israel Discount Bank, Ltd.,
Class A 3,273,859 36,396,542
Kenon Holdings, Ltd. 2,205 203,683
*Migdal Insurance & Financial
Holdings, Ltd. 1,351,700 8,612,529
#*Nice, Ltd., Sponsored ADR 264 26,933
Phoenix Financial, Ltd. 10,887 653,850
*Shikun & Binui, Ltd. 85,086 567,788
TOTAL ISRAEL 200,860,326
ITALY — (3.1%)
Banca Monte dei Paschi di
Siena SpA 999,802 10,616,328
Banco BPM SpA, Class R 5,351,184 77,743,072
BPER Banca SPA 5,908,410 86,871,259
Eni SpA, Class B 6,453,089 181,674,803
#Eni SpA, Sponsored ADR 76 4,304
Intesa Sanpaolo SpA 1,694,513 11,479,228
*Stellantis NV 2,420,846 17,632,124
#*Stellantis NV 305,537 2,224,309
#*Telecom Italia SpA 64,376,369 50,701,828
*Telecom Italia SpA 15,458,932 14,238,872
Shares Value †
ITALY — (Continued)
Tenaris SA 633,330 $ 20,229,889
Tenaris SA, Sponsored ADR 233,516 14,921,672
UniCredit SpA 1,357,940 104,527,992
Unipol Assicurazioni SpA 622,429 16,209,089
TOTAL ITALY 609,074,769
JAPAN — (20.3%)
77 Bank, Ltd. (The) 31,894 615,472
ABC-Mart, Inc. 36,900 628,245
#AGC, Inc. 872,431 31,115,898
Air Water, Inc. 606,448 8,585,590
Aisin Corp. 2,253,500 35,785,934
Alfresa Holdings Corp. 184,501 2,785,087
ALSOK Co., Ltd. 60,800 460,738
Amada Co., Ltd. 1,377,492 23,109,834
Asahi Group Holdings, Ltd. 5,626,000 55,576,070
Asahi Kasei Corp. 5,361,400 52,517,463
#Bridgestone Corp. 1,799,400 37,491,088
Brother Industries, Ltd. 865,100 16,473,363
Canon Marketing Japan, Inc. 134,600 3,070,706
Chiba Bank, Ltd. (The) 674,200 9,353,312
Coca-Cola Bottlers Japan
Holdings, Inc. 351,014 7,653,967
COMSYS Holdings Corp. 287,000 10,342,293
Cosmo Energy Holdings Co.,
Ltd. 434,500 11,099,221
Dai Nippon Printing Co., Ltd. 736,700 13,953,132
Daicel Corp. 54,100 425,329
Daiichi Life Group, Inc. 6,303,000 57,919,786
Daiwa House Industry Co., Ltd. 1,418,300 43,335,059
Daiwa Securities Group, Inc. 3,106,300 29,089,661
Denso Corp. 3,766,400 45,245,831
#*Dentsu Group, Inc. 335,013 6,383,643
Dowa Holdings Co., Ltd. 23,900 1,445,240
Eisai Co., Ltd. 28,800 861,399
ENEOS Holdings, Inc. 11,316,986 95,364,411
EXEO Group, Inc. 291,028 5,337,510
FUJIFILM Holdings Corp. 1,722,500 31,766,855
Fukuoka Financial Group, Inc. 252,118 10,308,031
Gunma Bank, Ltd. (The) 573,771 7,906,949
Hachijuni Nagano Bank, Ltd. 518,600 7,020,899
Hakuhodo DY Holdings, Inc. 310,392 2,078,788
Hankyu Hanshin Holdings, Inc. 929,600 26,801,524
Haseko Corp. 714,800 12,356,933
Hirogin Holdings, Inc. 15,200 179,397
Hitachi Construction Machinery
Co., Ltd. 612,000 21,370,499
Hokuhoku Financial Group,
Inc. 28,200 1,070,918
Honda Motor Co., Ltd. 7,595,163 61,384,601
Honda Motor Co., Ltd.,
Sponsored ADR 449,325 10,936,571
#Hulic Co., Ltd. 584,800 6,590,452
Ibiden Co., Ltd. 98 8,430
Idemitsu Kosan Co., Ltd. 3,759,100 32,348,338
Iida Group Holdings Co., Ltd. 134,600 1,898,255
INFRONEER Holdings, Inc. 355,300 4,832,787
Inpex Corp. 3,708,700 98,217,064

103
Dimensional International Value ETF
continued
Shares Value †
JAPAN — (Continued)
Isetan Mitsukoshi Holdings,
Ltd. 579,900 $ 10,987,034
Isuzu Motors, Ltd. 2,519,200 34,499,239
Iwatani Corp. 256,428 3,143,475
Iyogin Holdings, Inc. 317,400 6,112,844
J Front Retailing Co., Ltd. 571,100 8,329,339
Japan Airlines Co., Ltd. 885,800 13,871,626
Japan Post Holdings Co., Ltd. 1,629,384 18,955,152
Japan Post Insurance Co., Ltd. 674,900 6,570,052
JFE Holdings, Inc. 1,986,592 21,741,523
JTEKT Corp. 481,299 5,875,530
Kajima Corp. 663,100 25,884,195
Kamigumi Co., Ltd. 188,800 6,258,996
Kandenko Co., Ltd. 48,400 2,111,989
#Kansai Paint Co., Ltd. 6,600 98,660
Kobe Steel, Ltd. 2,029,400 24,949,039
Koito Manufacturing Co., Ltd. 831,500 13,493,536
Komatsu, Ltd., Class R 487,700 20,406,808
Kraftia Corp. 22,500 1,389,011
Kubota Corp., Class R 4,193,417 68,318,137
#Kuraray Co., Ltd. 1,163,332 12,204,574
Kyoto Financial Group, Inc. 244,000 6,751,437
Kyowa Kirin Co., Ltd. 35,900 541,117
Kyushu Financial Group, Inc. 280,600 2,288,420
#Lixil Corp. 352,877 3,645,754
LY Corp. 7,594,817 19,982,407
Makita Corp. 253,100 9,477,622
Marubeni Corp. 642,700 24,903,318
Mazda Motor Corp. 3,544,380 22,878,277
Mebuki Financial Group, Inc. 1,327,917 11,003,479
Medipal Holdings Corp. 218,800 3,922,078
MEIJI Holdings Co., Ltd. 1,028,122 24,334,287
MINEBEA MITSUMI, Inc. 666,400 13,285,049
Mitsubishi Chemical Group
Corp. 5,702,000 33,173,883
Mitsubishi Corp. 605,418 19,278,490
Mitsubishi Electric Corp. 336,600 13,384,095
Mitsubishi Estate Co., Ltd. 1,308,800 37,032,764
Mitsubishi Gas Chemical Co.,
Inc. 665,600 18,688,874
Mitsubishi Logistics Corp. 286,300 2,553,232
Mitsubishi Materials Corp. 205,500 6,677,553
#Mitsubishi Motors Corp. 4,091,909 7,995,549
Mitsubishi UFJ Financial
Group, Inc. 5,026,434 90,357,452
#Mitsubishi UFJ Financial
Group, Inc., Sponsored ADR 19,200 344,640
Mitsui & Co., Ltd. 895,700 33,700,566
Mitsui Chemicals, Inc. 1,668,002 20,170,791
Mitsui Fudosan Co., Ltd. 3,338,300 36,311,109
Mizuho Financial Group, Inc. 2,309,080 99,050,035
MS&AD Insurance Group
Holdings, Inc. 1,436,089 36,968,719
Nagase & Co., Ltd. 36,400 273,514
NGK Corp. 921,600 29,176,208
NH Foods, Ltd. 351,100 14,545,427
NHK Spring Co., Ltd. 531,520 9,727,829
#Nikon Corp. 621,100 6,844,962
Nippon Electric Glass Co., Ltd. 86,700 4,506,375
Shares Value †
JAPAN — (Continued)
NIPPON EXPRESS
HOLDINGS, Inc. 941,300 $ 24,634,002
Nippon Paint Holdings Co.,
Ltd. 847,200 5,348,489
#Nippon Steel Corp. 8,688,105 31,729,699
Nishi-Nippon Financial
Holdings, Inc. 33,400 840,408
#*Nissan Motor Co., Ltd. 7,170,600 16,290,058
Nisshin Seifun Group, Inc. 588,100 7,483,306
Niterra Co., Ltd. 271,200 14,556,416
Nitori Holdings Co., Ltd. 498,400 7,049,575
Nomura Holdings, Inc. 6,759,400 54,198,565
#*Nomura Holdings, Inc.,
Sponsored ADR 880,157 7,094,065
Nomura Real Estate Holdings,
Inc. 2,999,300 19,465,161
NSK, Ltd. 477,300 3,862,139
Obayashi Corp. 276,000 6,444,491
Oji Holdings Corp. 3,353,200 17,599,994
Omron Corp. 301,100 10,708,212
Ono Pharmaceutical Co., Ltd. 1,609,690 23,687,471
Open House Group Co., Ltd. 153,000 8,945,381
Panasonic Holdings Corp. 4,632,654 94,689,964
Resona Holdings, Inc. 4,397,720 54,401,456
Resonac Holdings Corp. 95,758 8,686,385
Ricoh Co., Ltd. 2,604,952 21,884,556
Rinnai Corp. 150,000 3,409,591
SBI Holdings, Inc. 1,897,900 38,259,571
Sega Sammy Holdings, Inc. 2,900 42,166
Seiko Epson Corp. 1,144,194 15,307,761
Seino Holdings Co., Ltd. 241,700 3,699,419
Sekisui Chemical Co., Ltd. 1,011,500 15,288,202
Sekisui House, Ltd. 1,929,600 41,989,318
Seven & i Holdings Co., Ltd. 1,714,323 20,468,385
Shimizu Corp. 599,000 11,612,661
Shiseido Co., Ltd. 48,700 988,575
Shizuoka Financial Group, Inc. 650,700 11,423,220
Sojitz Corp. 556,460 20,808,880
Sompo Holdings, Inc. 796,900 29,479,782
Sony Financial Group, Inc. 2,303,800 2,056,741
Subaru Corp. 3,139,199 47,066,450
SUMCO Corp. 1,813,800 28,658,746
Sumitomo Bakelite Co., Ltd. 14,100 494,879
Sumitomo Chemical Co., Ltd. 1,673,999 5,443,795
Sumitomo Corp. 1,100,517 41,013,492
Sumitomo Electric Industries,
Ltd. 1,623,300 105,557,749
#Sumitomo Forestry Co., Ltd. 2,309,500 20,434,075
Sumitomo Heavy Industries,
Ltd. 363,923 12,236,433
Sumitomo Mitsui Financial
Group, Inc. 4,935,581 173,605,963
#Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 1,035,509 21,983,856
Sumitomo Mitsui Trust Group,
Inc. 1,422,000 46,987,116
Sumitomo Realty &
Development Co., Ltd. 1,959,600 60,561,838

104
Dimensional International Value ETF
continued
Shares Value †
JAPAN — (Continued)
#Sumitomo Rubber Industries,
Ltd. 510,700 $ 6,581,530
Suntory Beverage & Food, Ltd. 430,300 12,353,912
Suzuken Co., Ltd. 101,600 3,598,354
Suzuki Motor Corp. 2,960,900 33,037,450
Sysmex Corp. 10,200 89,695
T&D Holdings, Inc. 725,200 17,548,632
Taiheiyo Cement Corp. 390,773 8,897,470
#Takashimaya Co., Ltd. 1,200,978 14,277,924
Takeda Pharmaceutical Co.,
Ltd. 3,421,649 115,070,293
THK Co., Ltd. 30,700 1,150,577
Tokyo Tatemono Co., Ltd. 849,900 19,519,416
Tokyu Fudosan Holdings Corp. 3,088,000 26,356,530
Toray Industries, Inc. 3,033,600 21,701,066
Tosoh Corp. 1,139,100 17,540,272
TOTO, Ltd. 334,500 11,580,119
Toyo Seikan Group Holdings,
Ltd. 262,000 5,415,386
#Toyo Tire Corp. 548,400 13,371,854
Toyoda Gosei Co., Ltd. 118,700 3,504,833
Toyota Boshoku Corp. 149,800 2,110,707
Toyota Motor Corp. 18,633,755 359,464,225
#Toyota Motor Corp.,
Sponsored ADR 60 11,557
Toyota Tsusho Corp. 1,127,184 43,884,685
Yakult Honsha Co., Ltd. 296,600 5,171,880
Yamada Holdings Co., Ltd. 526,873 1,756,075
Yamaguchi Financial Group,
Inc. 179,500 3,077,863
Yamaha Corp. 527,200 3,784,819
#Yamaha Motor Co., Ltd. 4,448,800 31,398,952
Yamato Holdings Co., Ltd. 701,099 7,894,382
Yokohama Financial Group,
Inc. 1,701,113 16,120,435
Yokohama Rubber Co., Ltd.
(The) 535,291 21,510,018
TOTAL JAPAN 3,958,338,012
NETHERLANDS — (4.3%)
ABN AMRO Bank NV, Class
CV 2,196,156 76,229,655
Aegon, Ltd. 321,336 2,647,645
Aegon, Ltd.- NYS 1,142,763 9,404,939
Akzo Nobel NV 423,851 24,800,216
ArcelorMittal SA 791,656 45,726,752
ArcelorMittal SA- NYS 599,367 34,289,786
ASR Nederland NV, Class B 717,635 54,347,921
Coca-Cola Europacific
Partners PLC 113,317 10,753,737
HAL Trust 20,448 4,092,094
Heineken NV 942,896 73,154,961
ING Groep NV 3,829,196 111,195,274
ING Groep NV, Sponsored
ADR 117 3,385
Koninklijke Ahold Delhaize NV 3,667,476 172,171,065
Koninklijke KPN NV 5,777,827 30,933,280
Koninklijke Philips NV 2,092,656 54,962,659
Koninklijke Philips NV- NYS 995,485 26,221,075
Shares Value †
NETHERLANDS — (Continued)
NN Group NV 1,135,359 $ 98,955,018
Universal Music Group NV 673,945 14,084,002
TOTAL NETHERLANDS 843,973,464
NEW ZEALAND — (0.1%)
Auckland International Airport,
Ltd. 2,767,195 13,440,815
Chorus, Ltd. 51,012 292,225
*Fletcher Building, Ltd. 1,445,127 2,373,789
Infratil, Ltd. 726,210 5,331,637
Mercury NZ, Ltd. 847,487 3,343,026
Meridian Energy, Ltd. 548,315 1,833,624
#Port of Tauranga, Ltd. 48,299 236,020
Summerset Group Holdings,
Ltd. 60,641 291,332
TOTAL NEW ZEALAND 27,142,468
NORWAY — (1.0%)
Aker ASA, Class A 2,155 248,798
Aker BP ASA 854,028 33,104,992
Austevoll Seafood ASA 277,465 2,785,805
Bakkafrost P/F 95 4,718
Ω#BW LPG, Ltd. 689,903 13,727,458
ΩBW LPG, Ltd. 3,605 71,884
*Cadeler A/S 157,666 1,084,710
DNB Bank ASA 712,472 21,490,728
DOF Group ASA 101,154 1,494,051
Equinor ASA 828,969 33,131,670
Equinor ASA, Sponsored ADR 4,735 192,951
Hafnia, Ltd. 1,021,276 9,018,750
Hoegh Autoliners ASA 28,889 411,476
Leroy Seafood Group ASA 134,078 654,925
Norsk Hydro ASA 1,478,799 16,254,294
Odfjell Drilling, Ltd. 34,804 371,887
Sparebank 1 Oestlandet 22,719 496,992
SpareBank 1 Sor-Norge ASA 329,625 7,086,728
Stolt-Nielsen, Ltd., Class R 51,329 1,666,347
Subsea 7 SA 621,266 22,252,470
TGS ASA 159,463 2,579,836
Wallenius Wilhelmsen ASA,
Class B 589,178 7,511,503
Wilh. Wilhelmsen Holding
ASA, Class A 13,356 993,524
Wilh. Wilhelmsen Holding
ASA, Class B 1,209 80,837
Yara International ASA 223,227 12,933,949
TOTAL NORWAY 189,651,283
PORTUGAL — (0.1%)
Banco Comercial Portugues
SA, Class R 8,222,165 8,767,300
#EDP Renovaveis SA 672,161 11,180,606
Galp Energia SGPS SA 188,069 4,403,455
TOTAL PORTUGAL 24,351,361
SINGAPORE — (1.0%)
#Genting Singapore, Ltd. 17,793,900 9,500,885
Hongkong Land Holdings, Ltd. 1,709,200 13,485,588
Keppel REIT 382,900 269,087
Keppel, Ltd. 3,446,100 29,413,142

105
Dimensional International Value ETF
continued
Shares Value †
SINGAPORE — (Continued)
Oversea-Chinese Banking
Corp., Ltd. 1,746,276 $ 30,029,009
Seatrium, Ltd. 1,704,426 3,145,068
Singapore Airlines, Ltd. 4,136,400 20,429,473
United Overseas Bank, Ltd. 2,333,500 66,236,917
UOL Group, Ltd. 603,307 5,035,651
Wilmar International, Ltd. 5,247,400 14,874,260
TOTAL SINGAPORE 192,419,080
SOUTH AFRICA — (0.0%)
Valterra Platinum, Ltd. 74,467 6,025,804
TOTAL SOUTH AFRICA 6,025,804
SPAIN — (3.1%)
Banco Bilbao Vizcaya
Argentaria SA 219,200 4,836,655
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 1,040,554 23,017,055
Banco de Sabadell SA 4,970,433 19,229,176
Banco Santander SA 29,070,744 353,972,319
#Banco Santander SA,
Sponsored ADR 6,290,741 76,684,133
CaixaBank SA 165,001 2,098,127
ΩCellnex Telecom SA 95,997 3,222,872
Mapfre SA 2,425,445 11,852,951
Repsol SA 4,308,744 115,138,406
#Telefonica SA 358,691 1,623,299
TOTAL SPAIN 611,674,993
SWEDEN — (2.5%)
AAK AB 66,141 1,883,023
*Asmodee Group AB, Class B 180,943 2,423,160
Beijer Ref AB, Class B 173,108 2,417,401
Billerud Aktiebolag 210,834 1,435,656
Boliden AB 898,963 46,649,027
*Coffee Stain Group AB 29,259 68,421
#Elekta AB, Class B 287,734 1,656,075
*Embracer Group AB, Class B 29,259 199,553
Essity AB, Class A 85 2,246
#Essity AB, Class B 982,968 25,976,900
Getinge AB, Class B Shares 362,025 7,182,275
Hexagon AB, Class B 1,614,467 17,317,492
Hexpol AB 605,685 4,919,771
Holmen AB, Class B Shares 129,867 4,458,085
Husqvarna AB, Class B
Shares 439,983 2,092,462
*International Petroleum Corp. 214,249 5,979,214
Loomis AB, Class B 295,626 13,669,495
NCC AB, Class B 11,978 257,895
Nibe Industrier AB, Class B 861,525 3,847,665
Peab AB, Class B 336,060 3,249,124
Sandvik AB 3,060 126,708
Securitas AB, Class B 1,801,322 30,002,888
Ω*Sinch AB 338,958 1,054,767
#Skandinaviska Enskilda
Banken AB, Class A 2,797,964 54,783,469
Skandinaviska Enskilda
Banken AB, Class C 9,290 186,565
Skanska AB, Class B 694,322 18,573,990
Shares Value †
SWEDEN — (Continued)
SKF AB, Class A 589 $ 14,642
SKF AB, Class B Shares 2,291,027 56,855,327
SSAB AB, Class A 449,622 4,006,403
SSAB AB, Class B 1,216,888 10,948,427
Svenska Cellulosa AB SCA,
Class A 4,783 54,024
Svenska Cellulosa AB SCA,
Class B 738,052 8,376,167
Svenska Handelsbanken AB,
Class A 1,366,305 19,279,404
#Svenska Handelsbanken AB,
Class B 34,539 829,512
Swedbank AB, Class A 1,781,173 62,318,627
*Swedish Orphan Biovitrum
AB, Class A 61,586 2,847,684
Telefonaktiebolaget LM
Ericsson, Class B 704,370 8,248,953
Telia Co. AB 5,427,576 28,311,462
Trelleborg AB, Class B 492,061 19,933,685
#*Volvo Car AB, Class B 1,844,261 4,343,589
TOTAL SWEDEN 476,781,233
SWITZERLAND — (7.6%)
Alcon AG 125,194 9,320,113
Alcon AG, ADR 487,477 36,497,403
*Amrize, Ltd. 203,265 10,931,592
*Amrize, Ltd. 1,469,703 80,358,673
Banque Cantonale Vaudoise,
Registered 27,963 4,405,142
Cie Financiere Richemont SA,
Registered 710,775 134,965,907
DSM-Firmenich AG 80,850 6,028,090
Galderma Group AG 1,092 228,719
Givaudan SA, Registered 173 616,079
Helvetia Baloise Holding AG,
Registered 64,271 17,587,103
*Holcim AG 1,838,406 170,382,542
Julius Baer Group, Ltd.,
Registered 697,422 57,163,545
Lonza Group AG, Registered 139,173 85,278,053
#Novartis AG, Class B,
Sponsored ADR 888,855 131,417,212
Sandoz Group AG 395,690 31,643,057
Sandoz Group AG, ADR 209,363 16,793,006
Schindler Holding AG,
Registered 1,454 487,114
Sika AG, Registered 2,935 539,300
Swatch Group AG (The),
Registered 2,730 126,368
Swiss Life Holding AG,
Registered 101,131 118,556,231
Swiss Prime Site AG,
Registered 31,094 5,379,475
Swiss Re AG, Registered 990,629 159,541,874
Swisscom AG, Registered 95,039 80,389,104
UBS Group AG 1,937,281 85,462,815
UBS Group AG 1,175,053 51,584,827
Zurich Insurance Group AG 259,963 180,765,782
TOTAL SWITZERLAND 1,476,449,126

106
Dimensional International Value ETF
continued
Shares Value †
UNITED KINGDOM — (13.1%)
Anglo American PLC 580,305 $ 28,281,116
Associated British Foods PLC 426,707 10,593,457
Barclays PLC 6,298,158 36,924,398
Barclays PLC, Sponsored ADR 2,063,109 48,297,382
Barratt Redrow PLC,
Registered 1,230,138 4,190,613
BP PLC 6,074,433 48,188,037
BP PLC, Sponsored ADR 4,847,434 229,671,423
British American Tobacco PLC 2,217,348 130,253,226
British American Tobacco
PLC, Sponsored ADR 50,627 2,976,868
BT Group PLC, Registered 31,508,709 92,716,748
*Canal+ SA 174,068 542,602
Centrica PLC 6,555,929 19,135,416
DCC PLC 28,356 2,134,637
Endeavour Mining PLC 95,405 5,482,756
*Glencore PLC 16,878,081 130,223,046
HSBC Holdings PLC,
Registered 7,153,113 131,122,261
#HSBC Holdings PLC,
Sponsored ADR 2,551,198 234,353,048
Informa PLC 349,348 3,762,545
Investec PLC 675,659 5,774,942
J Sainsbury PLC 8,330,075 37,217,750
Kingfisher PLC 3,725,235 14,497,599
Lloyds Banking Group PLC 174,950,724
#Lloyds Banking Group PLC,
Sponsored ADR 4,367,826 23,760,973
Marks & Spencer Group PLC 64,526 289,434
NatWest Group PLC 13,104,118 104,203,308
#NatWest Group PLC, Class
S, ADR 2,131,457 33,911,481
Pearson PLC 205,813 3,024,605
Schroders PLC 292,837 2,307,934
Shell PLC 3,521,470 159,153,294
Shares Value †
UNITED KINGDOM — (Continued)
#Shell PLC, ADR 7,017,724 $ 636,297,035
Standard Chartered PLC 4,127,601 104,480,040
Taylor Wimpey PLC 740,681 783,235
Tesco PLC 514,908 3,372,804
Vodafone Group PLC 49,184,032 78,362,156
Vodafone Group PLC,
Sponsored ADR 458,897 7,250,573
Whitbread PLC 79,278 2,406,607
TOTAL UNITED KINGDOM 2,550,894,073
UNITED STATES — (0.1%)
International Paper Co. 569,393 17,756,780
TOTAL UNITED STATES 17,756,780
TOTAL COMMON STOCKS 19,041,360,615
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Bayerische Motoren Werke AG
5.560% 55,999 5,100,791
#Dr. Ing. h.c. F. Porsche AG
1.980% 201,700 9,759,906
Henkel AG & Co. KGaA
3.290% 524,223 38,187,698
Porsche Automobil Holding SE
6.170% 109,604 3,983,122
Volkswagen AG, Class A
7.380% 542,214 54,839,634
TOTAL GERMANY 111,871,151
TOTAL PREFERRED
STOCKS 111,871,151
TOTAL INVESTMENT SECURITIES — (98.4%)
(Cost $13,180,488,335) 19,153,231,766
SECURITIES LENDING COLLATERAL — (1.6%)
@§The DFA Short Term
Investment Fund 27,604,964 319,389,428
TOTAL INVESTMENTS — ( 100.0% )
(Cost $13,499,877,763) $ 19,472,621,194
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $88,600,946 which represented 0.5% of the net assets of the Fund.
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ...................... $ 1,067,024,532 $ — $ — $ 1,067,024,532
Austria ....................... 49,128,174 — — 49,128,174
Belgium ...................... 151,737,551 — — 151,737,551
Canada ...................... 2,291,313,129 — — 2,291,313,129
Denmark ..................... 323,015,995 — — 323,015,995
Finland ....................... 228,865,485 — — 228,865,485
France ....................... 1,808,846,455 — — 1,808,846,455

107
Dimensional International Value ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Germany ..................... $ 1,578,350,159 $ — $ — $ 1,578,350,159
Hong Kong .................... 291,043,013 — — 291,043,013
Ireland ....................... 66,643,350 — — 66,643,350
Israel ........................ 200,860,326 — — 200,860,326
Italy ......................... 609,074,769 — — 609,074,769
Japan ........................ 3,958,338,012 — — 3,958,338,012
Netherlands ................... 843,973,464 — — 843,973,464
New Zealand .................. 27,142,468 — — 27,142,468
Norway ....................... 189,651,283 — — 189,651,283
Portugal ...................... 24,351,361 — — 24,351,361
Singapore ..................... 192,419,080 — — 192,419,080
South Africa ................... 6,025,804 — — 6,025,804
Spain ........................ 611,674,993 — — 611,674,993
Sweden ...................... 476,781,233 — — 476,781,233
Switzerland .................... 1,476,449,126 — — 1,476,449,126
United Kingdom ................ 2,550,894,073 — — 2,550,894,073
United States .................. 17,756,780 — — 17,756,780
Preferred Stocks
Germany ..................... 111,871,151 — — 111,871,151
Securities Lending Collateral ........ — 319,389,428 — 319,389,428
Total Investments .................
$19,153,231,766 $319,389,428 $— $19,472,621,194
See accompanying Notes to Financial Statements.

108
Dimensional World ex U.S. Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value †
COMMON STOCKS — (96.6%)
AUSTRALIA — (3.8%)
*29Metals, Ltd. 114,825 $ 19,813
#Accent Group, Ltd. 312,384 138,122
Acrow, Ltd. 239,812 151,723
#Adairs, Ltd., Class B 158,294 147,947
AGL Energy, Ltd. 256,266 1,765,039
*Alkane Resources, Ltd. 225,399 243,075
*Alkane Resources, Ltd. 441,850 483,694
Alliance Aviation Services,
Ltd., Registered 5,673 2,427
ALS, Ltd., Registered 208,859 3,195,381
*AMA Group, Ltd. 302,099 128,144
#Amotiv, Ltd. 102,775 475,112
AMP, Ltd. 2,051,238 2,153,113
*Amplitude Energy, Ltd. 257,552 324,967
Ampol, Ltd. 145,892 3,688,941
Ansell, Ltd. 103,595 1,967,748
#*Antipa Minerals, Ltd. 141,396 66,077
ANZ Group Holdings, Ltd. 287,888 7,585,695
APA Group 361,579 2,687,953
#*Appen, Ltd. 202,828 164,051
*Arafura Rare Earths, Ltd. 34,100 8,826
ARB Corp., Ltd. 57,271 765,853
*Ardea Resources, Ltd. 24,181 11,387
Aristocrat Leisure, Ltd. 105,802 3,596,410
#ARN Media, Ltd. 201,597 40,583
ASX, Ltd. 18,021 787,735
Atlas Arteria, Ltd., Class B 274,288 946,555
#AUB Group, Ltd. 55,525 1,025,934
*Audinate Group, Ltd. 9,453 17,194
*Aurelia Metals, Ltd. 1,126,449 234,859
Aurizon Holdings, Ltd. 1,449,400 4,345,324
*Ausgold, Ltd. 110,208 71,707
Aussie Broadband, Ltd. 151,628 579,948
*Austal, Ltd. 324,612 961,523
Austin Engineering, Ltd. 124,696 16,585
#*Australian Agricultural Co.,
Ltd. 136,473 128,043
#Australian Clinical Labs, Ltd. 120,432 163,645
#Australian Ethical Investment,
Ltd. 55,011 159,387
*Australian Strategic Materials,
Ltd. 60,163 67,044
*Baby Bunting Group, Ltd. 103,954 107,996
Bank of Queensland, Ltd. 555,439 2,679,518
#Bapcor, Ltd. 491,248 199,548
#Beach Energy, Ltd. 1,122,716 948,431
#Beacon Lighting Group, Ltd. 20,393 22,652
Beacon Minerals, Ltd. 6,851 14,284
Bega Cheese, Ltd. 214,752 849,176
Bell Financial Group, Ltd. 70,162 67,341
*Bellevue Gold, Ltd. 755,056 806,127
Bendigo & Adelaide Bank, Ltd. 329,411 2,531,708
BHP Group, Ltd. 713,814 27,568,867
Shares Value †
AUSTRALIA — (Continued)
#BHP Group, Ltd., Sponsored
ADR 227,380 $ 18,031,234
Bisalloy Steel Group, Ltd. 21,302 71,062
#*Black Cat Syndicate, Ltd. 325,065 258,244
BlueScope Steel, Ltd. 227,760 4,878,045
#*Boss Energy, Ltd. 30,310 30,290
*Botanix Pharmaceuticals, Ltd. 321,473 6,471
Brambles, Ltd. 362,924 5,904,703
#Bravura Solutions, Ltd. 221,986 338,345
#Breville Group, Ltd. 62,644 1,348,432
Capral, Ltd. 11,481 100,702
Capricorn Metals, Ltd. 231,952 1,889,409
CAR Group, Ltd. 108,905 1,986,397
*Catalyst Metals, Ltd. 31,023 115,311
#*Catapult Sports, Ltd. 5,844 13,697
Cedar Woods Properties, Ltd. 53,874 287,396
*Cettire, Ltd. 126,640 20,941
Challenger, Ltd. 415,476 2,550,948
Champion Iron, Ltd. 325,019 1,091,248
*Chrysos Corp., Ltd. 4,041 21,819
Civmec Australia, Ltd.,
Registered 318,700 352,846
Cleanaway Waste
Management, Ltd. 1,109,679 1,771,121
#Clinuvel Pharmaceuticals,
Ltd. 17,809 116,770
#*Coast Entertainment
Holdings, Ltd. 298,619 95,538
#Cobram Estate Olives, Ltd. 32,257 90,909
Cochlear, Ltd. 8,311 561,667
Codan, Ltd. 89,161 2,671,779
Coles Group, Ltd. 284,089 4,515,866
#Collins Foods, Ltd. 77,397 456,841
Commonwealth Bank of
Australia 153,608 19,178,361
Computershare, Ltd. 128,415 2,786,332
Ω#*Coronado Global
Resources, Inc. 29,845 5,901
#*<Corporate Travel
Management, Ltd. 81,991 177,431
CSL, Ltd. 40,827 3,650,572
*Cyprium Metals, Ltd. 80,916 21,234
Dalrymple Bay Infrastructure,
Ltd. 145,993 568,891
Data#3, Ltd. 92,512 534,086
#*Develop Global, Ltd. 103,072 390,525
Dicker Data, Ltd. 53,295 339,866
#Domino's Pizza Enterprises,
Ltd., Class B 30,358 359,472
Downer EDI, Ltd. 528,076 2,813,277
*DUG Technology, Ltd. 41,401 63,400
Duratec, Ltd. 47,509 96,321
Dyno Nobel, Ltd. 1,562,552 3,673,500
Eagers Automotive, Ltd. 105,513 1,820,602
#Elders, Ltd. 174,241 894,430

109
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
AUSTRALIA — (Continued)
#*Emeco Holdings, Ltd. 264,867 $ 215,181
*Emerald Resources NL 292,827 1,216,849
#*EML Payments, Ltd. 269,686 81,434
*Encounter Resources, Ltd. 14,504 3,180
#Endeavour Group, Ltd. 932,657 2,246,284
Enero Group, Ltd. 75,404 25,208
EQT Holdings, Ltd. 15,583 218,690
Eureka Group Holdings, Ltd. 164,649 68,657
Evolution Mining, Ltd. 1,153,849 9,871,742
EVT, Ltd. 70,559 607,218
Fenix Resources, Ltd. 217,417 49,238
Fiducian Group, Ltd. 5,612 35,828
Finbar Group, Ltd. 39,304 20,911
FleetPartners Group, Ltd. 193,810 326,054
#Fleetwood, Ltd. 71,115 85,384
#Flight Centre Travel Group,
Ltd. 152,069 1,114,071
*Focus Minerals, Ltd. 25,198 42,935
Fortescue, Ltd. 440,240 6,219,420
G8 Education, Ltd. 526,051 64,295
*Genesis Minerals, Ltd. 276,928 1,156,754
GenusPlus Group, Ltd. 5,191 34,820
GR Engineering Services, Ltd. 84,283 273,890
GrainCorp, Ltd., Class A 197,554 877,753
*Grange Resources, Ltd. 330,444 42,763
*Great Boulder Resources,
Ltd. 276,130 17,470
*Greatland Resources, Ltd. 2,836 27,261
#GWA Group, Ltd. 202,026 290,493
Hansen Technologies, Ltd. 141,330 510,077
Harvey Norman Holdings, Ltd. 416,240 1,346,648
#Healius, Ltd. 955,091 346,764
Helia Group, Ltd. 358,799 1,382,655
Helloworld Travel, Ltd. 11,322 11,803
Horizon Oil, Ltd. 451,555 76,292
HUB24, Ltd., Registered 18,044 1,081,016
#IDP Education, Ltd. 41,302 97,693
*IGO, Ltd. 378,106 2,019,762
Iluka Resources, Ltd. 347,147 2,016,613
Imdex, Ltd. 310,791 896,005
*Immutep, Ltd. 449,130 19,051
#Inghams Group, Ltd. 320,372 434,174
Insurance Australia Group, Ltd. 889,633 4,803,399
#Integral Diagnostics, Ltd. 152,673 244,774
IPD Group, Ltd. Australia 21,907 88,515
IPH, Ltd. 151,839 396,267
IRESS, Ltd. 123,853 597,485
IVE Group, Ltd. 107,258 199,723
JB Hi-Fi, Ltd. 64,166 3,551,246
*Judo Capital Holdings, Ltd. 649,402 665,313
#Jumbo Interactive, Ltd.,
Registered 8,083 43,003
Jupiter Mines, Ltd. 872,682 172,539
Karoon Energy, Ltd. 654,836 1,031,038
#*Kelly Partners Group
Holdings, Ltd. 8,218 25,524
Kelsian Group, Ltd. 96,389 266,107
Kingsgate Consolidated, Ltd. 61,399 271,478
Shares Value †
AUSTRALIA — (Continued)
#Kogan.com, Ltd. 44,605 $ 118,333
Korvest, Ltd. 1,147 13,145
L1 Group, Ltd. 247,279 199,115
Lendlease Corp., Ltd. 454,941 1,095,715
#*Lifestyle Communities, Ltd. 9,268 31,317
#Lindsay Australia, Ltd. 114,057 48,791
*Liontown, Ltd. 3,327 5,621
Lottery Corp., Ltd. (The) 494,086 1,960,828
Lovisa Holdings, Ltd. 41,433 704,491
Lycopodium, Ltd. 6,098 55,766
#*Lynas Rare Earths, Ltd. 183,075 2,502,125
#Maas Group Holdings, Ltd. 33,720 106,427
Macmahon Holdings, Ltd. 1,124,173 590,003
Macquarie Group, Ltd. 29,745 5,027,216
#*Macquarie Technology
Group, Ltd. 7,194 362,048
Mader Group, Ltd. 10,075 54,470
Magellan Financial Group, Ltd. 178,780 1,311,043
McMillan Shakespeare, Ltd. 45,512 516,007
Medibank Pvt., Ltd. 619,606 2,089,230
*Megaport, Ltd. 57,950 381,634
#*Mesoblast, Ltd. 378,277 576,559
Metcash, Ltd. 968,727 1,894,385
*Metro Mining, Ltd. 21,300 19,678
*Mineral Resources, Ltd. 97,354 4,459,224
Monadelphous Group, Ltd. 66,235 1,331,443
#Monash IVF Group, Ltd. 188,720 99,046
MotorCycle Holdings, Ltd. 20,759 36,118
#Myer Holdings, Ltd. 1,002,962 187,480
#MyState, Ltd. 124,455 412,488
National Australia Bank, Ltd. 420,539 12,057,556
Netwealth Group, Ltd. 98,943 1,675,939
#*Neuren Pharmaceuticals,
Ltd. 16,021 143,518
New Hope Corp., Ltd. 456,163 1,797,208
#*NEXTDC, Ltd. 327,306 3,350,902
#NIB Holdings, Ltd. 385,882 1,844,905
#Nick Scali, Ltd. 60,637 649,128
*Nickel Industries, Ltd. 1,457,510 1,084,550
Nine Entertainment Co.
Holdings, Ltd. 585,133 399,647
Northern Star Resources, Ltd. 488,556 7,376,180
NRW Holdings, Ltd. 368,415 1,621,013
#*Nufarm, Ltd. 285,259 500,411
*Nuix, Ltd. 77,103 83,427
Objective Corp., Ltd. 10,513 86,316
*OFX Group, Ltd. 154,129 55,405
#*Omni Bridgeway, Ltd. 112,239 132,742
oOh!media, Ltd. 435,664 366,467
#*Ora Banda Mining, Ltd. 232,663 220,800
Orica, Ltd. 310,782 4,694,396
Origin Energy, Ltd., Class B 364,815 3,173,627
Orora, Ltd. 950,969 895,644
*Paladin Energy, Ltd. 34,063 282,120
*Pantoro Gold, Ltd. 249,888 583,884
Peet, Ltd. 182,680 235,094
Perenti, Ltd. 748,269 995,239
Perpetual, Ltd. 29,414 350,408

110
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
AUSTRALIA — (Continued)
Perseus Mining, Ltd. 1,224,992 $ 4,782,235
Peter Warren Automotive
Holdings, Ltd. 13,205 11,108
*PEXA Group, Ltd. 89,779 810,058
*Pilbara Gold, Ltd. 52,161 27,563
#Pinnacle Investment
Management Group, Ltd. 10,028 106,847
#*PLS Group, Ltd. 641,619 2,776,972
Praemium, Ltd. 159,569 78,011
Premier Investments, Ltd. 21,677 191,535
Pro Medicus, Ltd. 18,947 1,830,786
#Propel Funeral Partners, Ltd. 68,677 187,132
#PWR Holdings, Ltd. 36,639 227,854
Qantas Airways, Ltd., Class B 284,289 1,718,913
QBE Insurance Group, Ltd. 651,956 10,471,269
#*QPM Energy, Ltd. 1,048,739 20,358
Qube Holdings, Ltd., Class B 494,798 1,792,901
Ramelius Resources, Ltd. 1,741,594 4,207,112
#Ramsay Health Care, Ltd. 92,647 2,596,397
#REA Group, Ltd. 11,080 1,353,017
*ReadyTech Holdings, Ltd. 8,760 8,502
#Reece, Ltd. 3,727 36,736
Regis Healthcare, Ltd. 106,229 506,354
Regis Resources, Ltd. 720,313 3,583,647
Reliance Worldwide Corp., Ltd. 462,422 1,080,487
*Resolute Mining, Ltd. 2,053,911 1,712,922
Ridley Corp., Ltd. 229,674 460,695
Rio Tinto, Ltd. 118,963 14,317,435
*Sandfire Resources, Ltd. 403,206 4,728,014
Santos, Ltd. 1,717,017 9,875,576
SEEK, Ltd. 106,280 1,057,513
*Select Harvests, Ltd. 108,029 295,912
Servcorp, Ltd. 43,895 204,498
Service Stream, Ltd. 514,088 720,726
SGH, Ltd. 66,850 1,861,911
Shaver Shop Group, Ltd. 90,132 89,748
#Sigma Healthcare, Ltd. 1,245,658 2,498,624
Sims, Ltd. 131,246 1,951,347
#*SiteMinder, Ltd. 13,922 30,428
SmartGroup Corp., Ltd. 88,571 574,376
Sonic Healthcare, Ltd. 125,708 1,786,765
South32, Ltd. 1,061,975 3,076,927
South32, Ltd., Sponsored ADR 35,633 528,437
Southern Cross Electrical
Engineering, Ltd. 203,583 554,726
Southern Cross Media Group,
Ltd. 193,021 79,100
#SRG Global, Ltd. 479,199 992,216
#*St. Barbara, Ltd. 616,893 272,761
Stanmore Resources, Ltd. 270,234 452,683
Steadfast Group, Ltd. 445,774 1,358,872
*Strike Energy, Ltd. 14,354 1,135
Suncorp Group, Ltd. 322,900 3,972,061
Super Retail Group, Ltd. 128,391 1,091,986
*Superloop, Ltd. 293,097 708,025
#*Syrah Resources, Ltd. 471,264 38,964
Tabcorp Holdings, Ltd. 1,624,981 1,314,313
*Talga Group, Ltd. 55,603 9,794
Shares Value †
AUSTRALIA — (Continued)
Technology One, Ltd. 171,700 $ 3,455,183
*Telix Pharmaceuticals, Ltd. 3,421 36,893
Telstra Group, Ltd. 737,521 2,820,875
#*Temple & Webster Group,
Ltd. 12,041 48,825
*<Ten Sixty Four, Ltd. 96,557 7,636
#*Terracom, Ltd. 555,275 28,344
TPG Telecom, Ltd. 201,486 606,955
Transurban Group 243,293 2,448,812
#Treasury Wine Estates, Ltd.,
Class B 166,253 517,553
Tribune Resources, Ltd. 2,516 9,659
*Tuas, Ltd. 115,040 488,803
#*Tyro Payments, Ltd. 358,903 188,364
Vault Minerals, Ltd. 1,027,641 3,317,307
Ventia Services Group Pty,
Ltd. 631,618 2,406,735
ΩViva Energy Group, Ltd. 900,184 1,592,078
Vulcan Steel, Ltd. 10,752 39,578
*Vysarn, Ltd. 65,776 35,467
Washington H Soul Pattinson
& Co., Ltd. 42,309 1,282,727
#*WEB Travel Group, Ltd. 93,317 177,789
#Webjet Group, Ltd. 206,531 77,955
Wesfarmers, Ltd. 138,813 7,277,373
*West African Resources, Ltd. 938,496 1,990,455
Westgold Resources, Ltd. 32,938 128,984
Westgold Resources, Ltd. 967,969 3,723,172
Westpac Banking Corp. 389,050 10,768,718
#Whitehaven Coal, Ltd. 727,463 4,398,502
#*Wildcat Resources, Ltd. 302,130 127,071
WiseTech Global, Ltd. 23,222 713,228
Woodside Energy Group, Ltd. 621,437 14,989,511
#Woodside Energy Group,
Ltd., Sponsored ADR 64,574 1,540,090
Woolworths Group, Ltd. 205,238 5,074,436
Worley, Ltd. 268,525 2,281,918
#*Xero, Ltd. 22,155 1,274,902
XRF Scientific, Ltd. 36,837 48,068
#Yancoal Australia, Ltd. 297,693 1,635,158
TOTAL AUSTRALIA 451,323,871
AUSTRIA — (0.5%)
*Addiko Bank AG, Class B 3,168 102,196
Agrana Beteiligungs AG 8,014 112,340
ANDRITZ AG 44,619 3,784,199
*AT&S Austria Technologie &
Systemtechnik AG 28,594 3,146,252
ΩBAWAG Group AG 61,906 10,580,546
CA Immobilien Anlagen AG 15,722 501,640
DO & CO AG 5,820 1,181,095
Erste Group Bank AG 67,159 7,421,145
*Eurotelesites AG 23,471 129,403
EVN AG 20,920 710,438
Frequentis AG 936 80,481
#*Lenzing AG 12,161 331,671
Mayr Melnhof Karton AG 5,449 511,355
OMV AG 114,479 8,077,506
Palfinger AG 12,306 505,244

111
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
AUSTRIA — (Continued)
*POLYTEC Holding AG 9,486 $ 45,067
Porr AG 16,168 739,668
Raiffeisen Bank International
AG, Class V 26,377 1,435,685
SBO AG 5,845 253,346
*Semperit AG Holding 5,056 88,371
Strabag SE, Class BR 19,378 2,043,493
Telekom Austria AG, Class A 101,581 1,153,463
#*UBM Development AG 926 18,521
UNIQA Insurance Group AG 80,166 1,532,829
Verbund AG 12,057 907,302
Vienna Insurance Group AG
Wiener Versicherung Gruppe 25,524 1,916,216
voestalpine AG 87,307 4,496,032
Wienerberger AG 80,548 2,328,152
Zumtobel Group AG 17,995 75,992
TOTAL AUSTRIA 54,209,648
BELGIUM — (0.7%)
Ackermans & van Haaren NV 18,636 6,125,431
Ageas SA/NV, Class B 103,645 8,109,424
*AGFA-Gevaert NV 90,965 50,686
Anheuser-Busch InBev SA/NV 199,477 15,069,349
Anheuser-Busch InBev SA/NV,
Sponsored ADR 8,388 633,713
*Argenx SE 1,066 835,313
*Argenx SE, Sponsored ADR 796 622,249
*Atenor 10,050 20,042
#Azelis Group NV 31,091 411,396
*Banqup Group 491 1,411
Barco NV 44,925 501,960
Bekaert SA 29,968 1,474,706
Ω#*<Biocartis Group NV 3,607 –
*bpost SA 94,130 199,858
Cie d'Entreprises CFE 5,218 69,473
CMB Tech NV 39,237 540,294
CMB. Tech NV 65,768 900,699
Colruyt Group NV 32,122 1,237,432
Deceuninck NV 63,925 160,472
Deme Group NV 5,854 1,332,202
#D'ieteren Group 15,827 3,260,160
Econocom Group SA/NV 59,975 99,550
#*Elia Group SA/NV, Class B 17,479 2,899,224
EVS Broadcast Equipment SA 10,051 442,137
Fagron 56,510 1,590,935
#Ion Beam Applications 3,444 54,055
Jensen-Group NV 1,357 109,199
KBC Group NV 100,020 13,287,426
Kinepolis Group NV 8,249 296,100
Lotus Bakeries NV 348 4,188,345
Melexis NV 13,933 1,166,150
#*Ontex Group NV 46,144 157,516
*Orange Belgium SA 16,162 398,135
Proximus SADP 126,620 966,939
#Recticel SA 24,278 287,641
Sipef NV 3,772 449,553
Solvay SA, Class A 64,976 2,126,537
#Syensqo SA 52,145 3,446,850
Tessenderlo Group SA 13,567 339,780
Shares Value †
BELGIUM — (Continued)
UCB SA 31,553 $ 8,557,448
Umicore SA 55,722 1,122,964
Van de Velde NV 4,203 161,221
VGP NV 10,571 1,082,545
Viohalco SA 23,804 407,679
What's Cooking BV 320 53,679
TOTAL BELGIUM 85,247,878
BRAZIL — (1.2%)
*Allianca Saude e
Participacoes SA 182 108
Allied Tecnologia SA 63,015 79,047
Allos SA 149,497 919,654
Allpark Empreendimentos
Participacoes e Servicos SA 14,200 12,084
Alupar Investimento SA 66,641 461,447
Ambev SA 10,700 31,161
#Ambev SA, Sponsored ADR 234,806 685,634
Anima Holding SA 229,000 182,468
Armac Locacao Logistica E
Servicos SA 30,500 29,200
Aura Minerals, Inc. 5,900 500,143
Auren Energia SA 101,236 282,227
Axia Energia SA 69,238 862,279
*Axia Energia SA 25,742 309,737
*Axia Energia SA, ADR 20,910 251,965
#Axia Energia SA, Sponsored
ADR 79,556 998,428
Azzas 2154 SA 76,408 331,555
B3 SA - Brasil Bolsa Balcao 560,648 2,028,838
Banco ABC Brasil SA 93,067 468,099
ΩBanco BMG SA 184,897 198,539
Banco Bradesco SA 126,602 424,853
Banco Bradesco SA 160,404 621,990
Banco Bradesco SA,
Sponsored ADR 312,954 1,214,262
Banco BTG Pactual SA 165,350 1,969,306
Banco do Brasil SA 320,162 1,427,183
Banco Pine SA 61,740 178,068
Banco Santander Brasil SA 394,752 2,300,818
#Banco Santander Brasil SA,
Sponsored ADR 16,400 96,104
BB Seguridade Participacoes
SA 132,172 898,761
Bemobi Mobile Tech SA 62,400 328,131
Blau Farmaceutica SA 33,000 66,432
Boa Safra Sementes SA 29,483 41,363
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 40,200 150,072
Brava Energia 217,032 833,298
Brisanet Servicos de
Telecomunicacoes SA 99,052 59,442
C&A MODAS SA 218,371 496,138
Caixa Seguridade
Participacoes S/A 92,450 335,666
Camil Alimentos SA 89,261 113,762
Cia Brasileira de Aluminio 166,512 353,918
*Cia Brasileira de Distribuicao 321,054 154,650

112
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
BRAZIL — (Continued)
Cia de Ferro Ligas da Bahia
FERBASA 117,700 $ 181,662
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 176,864 1,176,753
#Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 37,155 1,249,523
Cia de Saneamento de Minas
Gerais Copasa MG 170,146 1,845,434
Cia De Sanena Do Parana 119,202 969,904
Cia De Sanena Do Parana 94,391 176,756
Cia De Sanena Do Parana 386,505 611,283
Cia Energetica de Minas
Gerais 113,986 384,575
Cia Paranaense de Energia
- Copel 585,396 1,868,135
*Cia Siderurgica Nacional SA 285,970 357,577
#*Cia Siderurgica Nacional
SA, Sponsored ADR 165,744 213,810
Cogna Educacao SA 1,881,996 1,050,086
Construtora Tenda S/A 19,700 111,105
*Cosan SA 68,327 69,117
*Cosan SA, Class H, ADR 32,334 130,306
CPFL Energia SA 38,154 374,694
Cruzeiro do Sul Educacional
SA 208,141 224,751
CSU Digital SA 18,186 65,518
Cury Construtora e
Incorporadora SA 103,827 626,413
*CVC Brasil Operadora e
Agencia de Viagens SA 259,156 100,388
*Cyrela Brazil Realty
SA Empreendimentos e
Participacoes 40,057 171,567
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 211,292 996,156
ΩDesktop SA 75,120 277,418
Dexco SA 312,889 327,182
*Diagnosticos da America SA 124,773 84,644
Dimed SA Distribuidora da
Medicamentos 66,200 180,302
Direcional Engenharia SA 110,898 286,015
EcoRodovias Infraestrutura e
Logistica SA 214,543 378,499
Embraer SA 259,318 4,009,686
Embraer SA, Sponsored ADR 69,130 4,334,451
Empreendimentos Pague
Menos S/A 201,682 225,063
Energisa S/A 100,627 1,066,778
*Eneva SA 256,464 1,393,915
Engie Brasil Energia SA 82,285 583,149
Equatorial SA 325,639 2,765,945
Eucatex SA Industria e
Comercio 44,040 189,864
Even Construtora e
Incorporadora S/A 90,704 113,416
Ez Tec Empreendimentos e
Participacoes S/A 116,112 325,097
Shares Value †
BRAZIL — (Continued)
Fleury SA 167,873 $ 541,787
Fras-Le SA 22,348 96,974
Gerdau SA, Sponsored ADR 454,363 2,076,439
ΩGPS Participacoes e
Empreendimentos SA 113,027 342,094
Grendene SA 185,195 162,804
*Grupo Casas Bahia SA 105,611 56,807
Grupo Mateus SA 226,196 197,032
Grupo SBF SA 100,983 223,353
GUARARAPES
CONFECCOES SA 123,525 237,758
Ω*Hapvida Participacoes e
Investimentos S/A 124,203 308,862
*Hidrovias do Brasil SA 55,800 37,406
Hospital Mater Dei SA 51,900 59,792
Hypera SA 307,450 1,390,263
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 43,169 123,639
Iochpe Maxion SA 97,200 184,357
Irani Papel e Embalagem SA 72,304 113,193
IRB-Brasil Resseguros SA 70,085 752,558
Itau Unibanco Holding SA,
Sponsored ADR 16,066 139,774
*JBS NV 238,980 3,796,896
JHSF Participacoes SA 319,164 803,932
JSL SA 136,421 193,307
Kepler Weber SA 89,044 139,042
Klabin SA 611,369 2,144,896
Lavvi Empreendimentos
Imobiliarios SA 79,818 209,061
Localiza Rent a Car SA 446,902 4,117,949
Localiza Rent a Car SA, Class
A 14,129 125,171
LOG Commercial Properties e
Participacoes SA 23,060 123,251
*Log-in Logistica Intermodal
SA 11,519 71,439
*Lojas Quero-Quero SA 115,211 41,622
Lojas Renner SA 801,269 2,187,150
ΩLWSA SA 235,019 178,774
M Dias Branco SA 39,541 186,340
Magazine Luiza SA 315,736 521,537
Mahle Metal Leve SA 27,500 187,937
Marcopolo SA 152,980 197,734
MBRF Global Foods Co. SA 260,120 909,982
#MBRF Global Foods Co. SA,
ADR 21,216 73,195
Melnick Even Desenvolvimento
Imobiliario SA 87,585 59,241
Mills Locacao Servicos e
Logistica SA 114,257 291,467
Minerva SA 54,184 41,325
ΩMitre Realty
Empreendimentos E
Participacoes LTDA 34,400 25,546
Motiva Infraestrutura de
Mobilidade SA 515,376 1,655,029
Moura Dubeux Engenharia S/A 86,127 521,872

113
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
BRAZIL — (Continued)
Movida Participacoes SA 242,942 $ 591,947
MPM Corporeos SA 102,800 20,633
*MRV Engenharia e
Participacoes SA 327,521 454,890
Multiplan Empreendimentos
Imobiliarios SA 107,606 685,064
*Natura Cosmeticos SA 151,038 308,903
Oceanpact Servicos Maritimos
SA 104,300 216,245
Odontoprev SA 144,910 443,537
Petroleo Brasileiro SA
- Petrobras 1,001,274 10,998,660
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 141,144 2,805,943
Petroreconcavo S/A 81,020 210,746
Plano & Plano
Desenvolvimento Imobiliario
SA 37,461 76,615
Porto Seguro SA 115,184 1,151,054
Positivo Tecnologia SA 35,924 30,283
*PRIO SA 488,908 6,516,614
Profarma Distribuidora de
Produtos Farmaceuticos SA 37,209 59,297
Qualicorp Consultoria e
Corretora de Seguros SA 219,400 78,823
Raia Drogasil SA 368,420 1,622,338
*Raizen SA 891,777 84,123
ΩRede D'Or Sao Luiz SA 26,838 206,682
Romi SA 29,001 39,872
Rumo SA 132,177 417,298
Sao Carlos Empreendimentos
e Participacoes SA 10,391 30,970
Sao Martinho S/A 100,829 327,233
Sendas Distribuidora S/A 992,100 1,762,220
#Sendas Distribuidora S/A,
ADR 4,874 44,158
ΩSer Educacional SA 119,300 304,332
SIMPAR SA 159,345 352,437
SLC Agricola SA 155,036 528,984
Smartfit Escola de Ginastica e
Danca SA 197,867 685,847
Suzano SA 204,626 1,800,498
#Suzano SA, Class A,
Sponsored ADR 11,500 102,005
SYN prop e tech SA 35,914 28,544
Tegma Gestao Logistica SA 34,402 220,260
Telefonica Brasil SA 13,160 103,671
#Telefonica Brasil SA, ADR 46,349 735,559
TIM SA 281,900 1,456,913
TIM SA, ADR 691 17,925
TOTVS SA 36,495 233,368
Transmissora Alianca de
Energia Eletrica S/A 133,278 1,137,400
Tres Tentos Agroindustrial S/A 56,778 191,448
Trisul SA 85,658 83,726
*Tupy SA 17,562 49,418
Ultrapar Participacoes SA 217,186 1,305,104
Ultrapar Participacoes SA,
Sponsored ADR 190,561 1,141,460
Shares Value †
BRAZIL — (Continued)
Unifique Telecomunicacoes
S/A, Class A 146,764 $ 201,777
Unipar Carbocloro SA 17,141 206,591
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas 65,549 105,907
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas, Class A 348,872 580,473
Vale SA 607,726 9,901,894
Vale SA, Class B, Sponsored
ADR 154,955 2,535,064
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 42,217 167,177
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 373,191 296,611
Veste SA Estilo 4,400 3,144
Vibra Energia SA 765,292 5,114,849
Vittia SA 9,350 6,455
Vivara Participacoes SA 61,634 319,279
Vulcabras SA 100,594 318,596
WEG SA 118,414 1,066,163
Wiz Co. 45,200 80,468
XP, Inc. 4,889 92,513
YDUQS Participacoes SA 199,976 395,746
TOTAL BRAZIL 137,098,108
CANADA — (8.4%)
*5N Plus, Inc. 59,705 1,437,464
Acadian Timber Corp. 6,453 81,545
*ACT Energy Technologies,
Ltd. 19,800 98,775
ADENTRA, Inc. 17,076 427,935
ADF Group, Inc. 13,300 99,865
*Advantage Energy, Ltd. 154,040 1,169,079
Aecon Group, Inc. 56,672 2,080,180
Ag Growth International, Inc. 12,343 175,927
AGF Management, Ltd., Class
B 56,260 669,614
Agnico Eagle Mines, Ltd. 80,818 15,166,661
#Agnico Eagle Mines, Ltd. 49,391 9,295,880
*Aimia, Inc. 32,511 64,969
*Air Canada 135,360 1,854,723
#AirBoss of America Corp. 8,200 41,871
Alamos Gold, Inc., Class A 187,582 7,469,653
Alamos Gold, Inc., Class B 99,534 3,975,388
Algoma Central Corp. 4,700 76,244
Algoma Steel Group, Inc. 33,451 156,216
Algonquin Power & Utilities
Corp. 228,863 1,437,260
Algonquin Power & Utilities
Corp. 33,722 211,088
Alimentation Couche-Tard, Inc. 109,139 6,443,619
*Allied Gold Corp. 3,807 114,230
AltaGas, Ltd. 158,916 5,944,026
Altius Minerals Corp. 21,671 784,461
#Altus Group, Ltd. 9,726 322,699
Amerigo Resources, Ltd. 57,290 241,602
*Andean Precious Metals
Corp. 5,500 25,255

114
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CANADA — (Continued)
Andrew Peller, Ltd., Class A 17,600 $ 72,541
ARC Resources, Ltd. 429,084 10,157,289
*Aritzia, Inc., Class B 67,691 7,130,158
Atco, Ltd., Class I 31,671 1,584,830
#*Athabasca Oil Corp. 480,820 4,224,970
AtkinsRealis Group, Inc. 62,197 4,283,098
#*ATS Corp. 30,746 995,501
*ATS Corp. 5,671 184,024
*Aurora Cannabis, Inc. 6,523 22,381
*AutoCanada, Inc. 14,210 240,748
*Avino Silver & Gold Mines,
Ltd. 1,002 6,456
#B2Gold Corp. 713,574 3,218,973
B2Gold Corp. 412,397 1,855,786
Badger Infrastructure
Solutions, Ltd. 23,055 1,112,860
Bank of Montreal 42,748 6,496,214
Bank of Montreal 69,241 10,531,556
Bank of Nova Scotia (The) 67,346 5,228,951
Bank of Nova Scotia (The) 132,414 10,301,809
Barrick Mining Corp. 99 3,882
Barrick Mining Corp. 318,919 12,546,273
*Bausch + Lomb Corp. 13,782 219,134
#*Bausch Health Cos., Inc. 20,280 116,069
#*Bausch Health Cos., Inc. 100,230 573,315
Baytex Energy Corp. 420,394 2,128,069
#BCE, Inc. 9,972 236,497
BCE, Inc. 15,250 362,645
#Birchcliff Energy, Ltd. 192,506 909,421
Bird Construction, Inc. 37,847 1,392,812
Black Diamond Group, Ltd. 37,101 462,025
#*BlackBerry, Ltd. 5,322 28,739
#*BlackBerry, Ltd. 118,269 638,653
*Bombardier, Inc., Class A 1,500 318,933
*Bombardier, Inc., Class B 42,874 9,092,022
#*Bonterra Energy Corp. 4,600 24,333
#Boralex, Inc., Class A 65,290 1,763,324
BOYD GROUP, Inc. 13,508 1,666,394
Brookfield Corp., ADR 153,483 6,925,153
Brookfield Corp., Class A 17,880 805,920
Brookfield Infrastructure Corp. 59,833 2,213,821
#Brookfield Renewable Corp. 34,378 1,246,546
*Brookfield Wealth Solutions,
Ltd. 1,811 81,730
BRP, Inc. 2,108 117,943
BRP, Inc. 9,706 542,027
#*CAE, Inc. 44,838 1,169,458
*CAE, Inc. 61,774 1,612,919
*Calfrac Well Services, Ltd. 17,000 66,821
Calian Group, Ltd. 5,363 278,532
Cameco Corp. 29,854 3,673,236
Canaccord Genuity Group, Inc. 42,953 373,957
*Canada Goose Holdings, Inc. 28,955 329,508
Canada Packers, Inc. 12,496 168,927
#Canadian Imperial Bank of
Commerce 54,635 6,088,524
Canadian Imperial Bank of
Commerce 116,176 12,937,180
Shares Value †
CANADA — (Continued)
#Canadian National Railway
Co. 64,124 $ 7,190,224
Canadian National Railway Co. 2,426 271,938
Canadian Natural Resources,
Ltd. 507,826 24,218,222
Canadian Natural Resources,
Ltd., Class A 669 31,870
Canadian Pacific Kansas City,
Ltd. 19,651 1,705,657
Canadian Pacific Kansas City,
Ltd., Class A 56,585 4,920,632
Canadian Tire Corp., Ltd.,
Class A 39,851 5,531,006
Canadian Utilities, Ltd., Class
A 63,061 2,246,586
*Canfor Corp. 62,806 558,337
Capital Power Corp. 69,323 3,310,045
*Capstone Copper Corp. 599,897 4,989,225
Cardinal Energy, Ltd. 116,409 1,061,374
Cascades, Inc. 107,166 847,187
CCL Industries, Inc., Class B 79,827 5,030,902
*Celestica, Inc. 6,284 2,574,727
*Celestica, Inc. 80,136 32,822,904
#Cenovus Energy, Inc. 131,504 3,839,519
Cenovus Energy, Inc. 563,264 16,469,839
Centerra Gold, Inc. 192,151 3,337,337
CES Energy Solutions Corp. 233,297 3,314,939
CGI, Inc. 28,364 1,852,798
CGI, Inc. 23,477 1,536,335
*Cineplex, Inc. 6,144 51,324
*Cipher Pharmaceuticals, Inc. 12,000 156,138
Cogeco Communications, Inc. 13,523 625,331
Cogeco, Inc. 2,673 123,978
*Colabor Group, Inc. 16,000 470
Colliers International Group,
Inc. 20,094 2,101,431
#Colliers International Group,
Inc., Class B 2,134 222,635
Computer Modelling Group,
Ltd. 65,024 193,959
Constellation Software, Inc. 2,361 4,291,275
Corby Spirit and Wine, Ltd. 4,700 50,761
*Cronos Group, Inc. 207,415 553,798
DATA Communications
Management Corp. 8,000 9,639
Definity Financial Corp. 69,724 3,547,415
*Descartes Systems Group,
Inc. (The) 3,375 243,371
*Descartes Systems Group,
Inc. (The) 6,551 471,724
Dexterra Group, Inc. 21,091 181,763
#*Docebo, Inc. 6,194 118,182
Dollarama, Inc. 65,385 8,339,458
Doman Building Materials
Group, Ltd. 57,100 432,099
Dominion Lending Centres,
Inc., Class A 4,700 33,495
*Dorel Industries, Inc., Class B 18,650 22,746
DPM Metals, Inc. 164,273 5,504,733

115
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CANADA — (Continued)
DREAM Unlimited Corp.,
Class A 18,118 $ 246,259
Dye & Durham, Ltd. 6,493 16,696
Dynacor Group, Inc. 24,620 105,093
E-L Financial Corp., Ltd. 63,100 790,431
Eldorado Gold Corp. 123,002 3,824,132
Eldorado Gold Corp., Class B 66,083 2,037,693
Element Fleet Management
Corp. 266,851 6,358,077
Emera, Inc. 77,445 4,123,458
Emera, Inc. 1,778 94,981
Empire Co., Ltd., Class A 98,958 3,380,756
Enbridge, Inc. 105,689 5,857,284
Enbridge, Inc. 58,293 3,226,651
*Endeavour Silver Corp. 1,611 14,870
Enerflex, Ltd. 11,085 297,300
Enerflex, Ltd. 81,270 2,176,395
#*Energy Fuels, Inc. 31,800 685,951
Enghouse Systems, Ltd. 25,760 320,793
*Ensign Energy Services, Inc. 114,908 323,340
EQB, Inc. 24,325 2,203,208
#Equinox Gold Corp. 279,158 3,897,046
Equinox Gold Corp. 3,460 48,248
*ERO Copper Corp. 55,482 1,434,210
*ERO Copper Corp. 47,648 1,229,095
Evertz Technologies, Ltd. 19,765 232,341
Exchange Income Corp. 19,979 1,468,591
Exco Technologies, Ltd. 14,940 81,006
Extendicare, Inc. 53,412 1,176,469
Fairfax Financial Holdings, Ltd. 8,157 14,087,440
Fiera Capital Corp., Class A 56,739 240,112
Finning International, Inc. 124,583 9,105,515
*Firan Technology Group
Corp. 14,341 210,200
#First Majestic Silver Corp. 193,442 3,812,742
*First Quantum Minerals, Ltd. 296,675 7,249,585
FirstService Corp., Class WI 3,587 479,663
FirstService Corp., Class WI 8,749 1,170,704
*Foraco International SA 35,300 81,695
Fortis, Inc. 38,243 2,187,882
Fortis, Inc. 37,119 2,118,436
*Fortuna Mining Corp. 68,299 657,348
#*Fortuna Mining Corp. 220,793 2,130,652
#Franco-Nevada Corp. 11,099 2,556,544
Franco-Nevada Corp. 513 118,113
Frontera Energy Corp. 6,859 74,027
*Galiano Gold, Inc. 70,680 164,094
Gamehost, Inc. 9,498 93,438
George Weston, Ltd. 62,220 4,481,248
GFL Environmental, Inc. 1,317 52,734
#GFL Environmental, Inc. 32,092 1,287,210
Gibson Energy, Inc. 121,935 2,665,172
#Gildan Activewear, Inc. 23,037 1,426,801
Gildan Activewear, Inc., Class
A 88,278 5,472,353
*GoGold Resources, Inc. 191,510 368,640
#Great-West Lifeco, Inc. 76,350 4,071,327
*Haivision Systems, Inc. 8,300 40,308
Shares Value †
CANADA — (Continued)
Hammond Manufacturing Co.,
Ltd., Class A 6,202 $ 59,099
Hammond Power Solutions,
Inc., Class A 6,180 1,312,961
Headwater Exploration, Inc. 194,943 1,922,074
High Liner Foods, Inc. 11,484 116,013
Hudbay Minerals, Inc. 207,038 4,784,648
Hudbay Minerals, Inc., Class A 171,937 3,969,040
ΩHydro One, Ltd., Class R 38,674 1,658,228
iA Financial Corp., Inc. 72,942 9,368,687
*IAMGOLD Corp. 340,638 5,721,097
*IAMGOLD Corp. 183,941 3,103,085
*Imperial Metals Corp. 18,640 92,440
Imperial Oil, Ltd. 70,074 9,391,317
#Imperial Oil, Ltd. 615 82,217
Information Services Corp.,
Class A 7,700 257,572
Intact Financial Corp. 43,031 8,274,876
*Interfor Corp. 43,333 311,045
#*Ivanhoe Mines, Ltd., Class A 316,931 2,561,341
ΩJamieson Wellness, Inc. 24,035 597,034
*K92 Mining, Inc. 189,003 3,465,958
K-Bro Linen, Inc. 10,129 282,118
*Kelt Exploration, Ltd. 142,987 1,055,778
Keyera Corp. 127,748 4,925,586
*Kinaxis, Inc. 2,839 292,723
Kinross Gold Corp. 290,213 8,773,981
Kinross Gold Corp. 703,916 21,286,420
*Knight Therapeutics, Inc. 60,731 334,643
*Kolibri Global Energy, Inc.,
Class R 18,600 106,727
Lassonde Industries, Inc.,
Class A 2,000 328,440
Laurentian Bank of Canada 35,348 1,045,819
Leon's Furniture, Ltd. 19,587 377,752
*Lightspeed Commerce, Inc. 6,157 56,951
*Lightspeed Commerce, Inc. 77,979 721,306
*<Lightstream Resources, Ltd. 52,634 –
Linamar Corp. 35,009 2,337,792
Loblaw Cos., Ltd. 123,708 5,691,422
*Lucara Diamond Corp. 139,614 24,618
Lundin Gold, Inc. 77,570 5,202,678
Lundin Mining Corp.,
Registered 372,524 9,540,950
Magellan Aerospace Corp. 8,300 152,816
Magna International, Inc. 127,209 8,099,397
Magna International, Inc. 80,925 5,139,936
Mainstreet Equity Corp. 2,696 359,685
*Major Drilling Group
International, Inc. 55,874 643,263
Manulife Financial Corp. 248,496 9,763,408
Manulife Financial Corp. 38,654 1,516,795
Maple Leaf Foods, Inc. 63,474 1,338,406
Martinrea International, Inc. 109,407 807,028
*Mattr Corp. 16,160 113,147
*MDA Space, Ltd. 66,736 2,036,745
*Medexus Pharmaceuticals,
Inc. 16,300 47,423
Medical Facilities Corp. 14,766 186,270

116
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CANADA — (Continued)
Melcor Developments, Ltd. 7,700 $ 104,884
Meren Energy, Inc. 76,773 140,449
Methanex Corp. 25,729 1,686,279
#Methanex Corp. 22,878 1,493,936
Metro, Inc., Class A 96,904 6,483,049
Morguard Corp. 1,200 106,238
MTY Food Group, Inc. 13,819 412,103
Mullen Group, Ltd. 69,052 1,043,060
National Bank of Canada 103,627 15,610,668
Neo Performance Materials,
Inc. 14,475 269,060
*NFI Group, Inc. 22,485 359,469
North American Construction
Group, Ltd. 19,752 289,655
North American Construction
Group, Ltd. 2,192 32,157
North West Co., Inc. (The) 42,077 1,572,903
Northland Power, Inc. 187,585 3,219,444
Nutrien, Ltd. 159,058 12,088,408
#*Obsidian Energy, Ltd. 60,947 870,323
OceanaGold Corp. 230,856 7,133,791
#Open Text Corp. 156,733 3,551,570
#Open Text Corp. 23,244 525,812
OR Royalties, Inc. 27,695 1,017,986
OR Royalties, Inc. 32,442 1,197,434
*Orezone Gold Corp. 65,500 97,689
#*Organigram Global, Inc. 51,421 72,504
#Orla Mining, Ltd. 67,133 877,942
Pan American Silver Corp. 92,290 4,819,611
Pan American Silver Corp. 118,486 6,195,633
Paramount Resources, Ltd.,
Class A 63,840 1,441,806
Parex Resources, Inc. 85,460 1,796,977
Pason Systems, Inc. 50,074 513,947
Pembina Pipeline Corp. 176,521 8,211,757
Pembina Pipeline Corp. 19,252 894,353
Pet Valu Holdings, Ltd. 20,585 321,683
Peyto Exploration &
Development Corp. 281,301 5,375,534
PHX Energy Services Corp. 22,960 207,654
Pizza Pizza Royalty Corp. 18,574 212,883
Polaris Renewable Energy,
Inc. 15,568 146,633
Pollard Banknote, Ltd. 2,525 33,095
*Precision Drilling Corp. 8,924 832,877
*Precision Drilling Corp. 3,895 362,572
Premium Brands Holdings
Corp. 29,801 1,866,531
#*Quarterhill, Inc. 33,328 35,995
Quebecor, Inc., Class B 115,810 4,865,194
*Questerre Energy 32,700 240
#*Questerre Energy Corp.,
Class A 9,700 2,352
#RB Global, Inc. 30,470 3,178,021
RB Global, Inc. 5,800 604,758
*Real Matters, Inc. 10,638 44,940
Restaurant Brands
International, Inc. 9,100 732,827
Shares Value †
CANADA — (Continued)
#Restaurant Brands
International, Inc. 52,131 $ 4,205,929
Richelieu Hardware, Ltd. 33,047 964,387
Rogers Communications, Inc.,
Class B 54,870 1,998,914
Rogers Communications, Inc.,
Class B 53,931 1,959,362
#Rogers Sugar, Inc. 77,232 372,797
Royal Bank of Canada 205,349 36,859,022
Royal Bank of Canada 145,998 26,275,260
Russel Metals, Inc. 65,207 2,532,874
*Sangoma Technologies Corp. 13,900 59,232
Saputo, Inc. 145,431 4,394,664
Savaria Corp. 32,083 704,313
Secure Waste Infrastructure
Corp. 203,265 3,457,193
*Shopify, Inc., Class A 2,608 315,926
*Shopify, Inc., Class A 15,331 1,857,044
Sienna Senior Living, Inc. 52,923 909,851
*Source Energy Services, Ltd. 6,200 81,218
South Bow Corp. 127,471 4,364,607
South Bow Corp. 5,007 171,057
*Spartan Delta Corp. 11,905 122,015
Sprott, Inc. 5,270 686,908
Sprott, Inc. 1,414 184,386
#*SSR Mining, Inc. 157,631 4,530,545
Stantec, Inc. 26,808 2,443,465
Stantec, Inc. 30,154 2,753,060
Stella-Jones, Inc. 41,762 2,579,174
*Steppe Gold, Ltd. 81,600 78,536
StorageVault Canada, Inc.,
Class B 107,080 346,155
Strathcona Resources, Ltd. 262 8,216
#Sun Life Financial, Inc. 126,320 9,105,146
Sun Life Financial, Inc. 55,909 4,020,141
Suncor Energy, Inc. 91,506 6,257,717
Suncor Energy, Inc. 343,066 23,486,298
Superior Plus Corp. 178,736 984,880
Supremex, Inc. 9,390 24,698
Surge Energy, Inc. 80,855 594,636
Sylogist, Ltd., Class A 12,000 34,384
Taiga Building Products, Ltd. 12,900 35,067
Tamarack Valley Energy, Ltd. 466,043 4,362,198
*Taseko Mines, Ltd. 49,779 356,418
#*Taseko Mines, Ltd. 136,980 980,226
TC Energy Corp. 159,890 10,701,438
Teck Resources, Ltd., Class A 700 40,932
Teck Resources, Ltd., Class B 212,039 12,389,439
Teck Resources, Ltd., Class B 31,084 1,811,007
TELUS Corp. 62,596 782,278
*TerrAscend Corp. 9,700 7,412
TerraVest Industries, Inc. 7,868 800,963
TFI International, Inc. 18,276 2,616,758
TFI International, Inc. 23,580 3,367,136
*Thomson Reuters Corp. 3,327 318,361
*Thomson Reuters Corp. 570 54,416
TMX Group, Ltd. 58,983 2,400,748
Torex Gold Resources, Inc. 85,400 3,509,864
Toromont Industries, Ltd. 43,743 6,788,183

117
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CANADA — (Continued)
Toronto-Dominion Bank (The) 112,206 $ 12,063,114
Toronto-Dominion Bank (The) 111,704 12,030,521
Total Energy Services, Inc. 37,110 641,266
Tourmaline Oil Corp. 219,733 10,622,608
TransAlta Corp. 56,793 708,777
TransAlta Corp., Class A 134,754 1,676,133
*Transat AT, Inc., Class B 13,500 25,391
Transcontinental, Inc., Class A 63,451 247,539
#Trican Well Service, Ltd. 261,302 1,384,165
Triple Flag Precious Metals
Corp. 25,881 825,863
*Trisura Group, Ltd. 27,975 904,342
Vermilion Energy, Inc. 7,834 105,558
Vermilion Energy, Inc. 86,908 1,170,651
VersaBank 4,000 71,325
VersaBank 3,028 54,232
*<Victoria Gold Corp. 367 24
*Viemed Healthcare, Inc. 6,272 62,469
*Vitalhub Corp. 13,200 77,778
Wajax Corp. 18,462 458,735
Wall Financial Corp. 100 1,175
Waste Connections, Inc. 23,268 3,832,705
#*Well Health Technologies
Corp. 183,400 582,094
*Wesdome Gold Mines, Ltd. 138,399 2,454,597
West Fraser Timber Co., Ltd. 31,918 2,016,713
West Fraser Timber Co., Ltd. 6,273 397,144
Westshore Terminals
Investment Corp. 23,489 613,154
Wheaton Precious Metals
Corp. 23,841 3,014,933
Wheaton Precious Metals
Corp. 2,186 275,567
Whitecap Resources, Inc. 351,415 4,157,239
Whitecap Resources, Inc. 564,252 6,645,331
Winpak, Ltd. 15,285 450,992
WSP Global, Inc. 26,324 4,370,894
*Yangarra Resources, Ltd. 9,301 9,840
Yellow Pages, Ltd. 5,310 52,433
TOTAL CANADA 991,266,398
CHILE — (0.1%)
Administradora de Fondos de
Pensiones Habitat SA 377 597
Aguas Andinas SA, Class A 1,945,895 733,709
Banco de Chile 1,331,883 248,788
Banco de Chile, Sponsored
ADR 16,978 642,957
Banco de Credito e
Inversiones SA 16,550 1,114,299
Banco Itau Chile SA 40,324 821,640
Banco Santander Chile 1,174,867 93,610
Banco Santander Chile,
Sponsored ADR 7,448 238,187
Besalco SA 189,924 265,423
BICECORP SA 731,423 326,969
*CAP SA 41,901 325,501
Cencosud SA 328,030 826,409
Cencosud Shopping SA 116,417 351,691
Shares Value †
CHILE — (Continued)
Cia Cervecerias Unidas SA 13,530 $ 76,413
#Cia Cervecerias Unidas SA,
Sponsored ADR 31,769 363,120
Colbun SA 3,312,830 491,591
Embotelladora Andina SA,
Sponsored ADR 9,798 276,401
Empresa Nacional de
Telecomunicaciones SA 140,938 555,621
Empresas CMPC SA 479,754 592,955
Empresas Copec SA 94,532 659,821
Enel Americas SA 1,525,814 141,932
Enel Chile SA 7,190,813 643,413
#Enel Chile SA, Sponsored
ADR 18,409 83,393
Engie Energia Chile SA 257,828 491,230
Falabella SA 111,209 671,176
Forus SA 30,338 73,972
Inversiones Aguas
Metropolitanas SA 308,834 335,160
Inversiones La Construccion
SA 32,559 756,444
Latam Airlines Group SA 1,054,707 24,995
Latam Airlines Group SA, ADR 7,724 367,122
Molibdenos y Metales SA 1,797 19,950
*Multiexport Foods SA 175,108 67,536
Parque Arauco SA 213,409 950,033
PAZ Corp. SA 30,769 27,940
Plaza SA 181,682 899,311
Ripley Corp. SA 881,774 372,815
Salfacorp SA 380,544 586,392
Sigdo Koppers SA 95,778 180,308
SMU SA 2,038,446 308,445
Sociedad Matriz SAAM SA 1,954,512 318,168
*Sociedad Quimica y Minera
de Chile SA, Class B 972 89,076
*Sociedad Quimica y Minera
de Chile SA, Sponsored ADR 9,001 829,622
*Socovesa SA 234,929 31,399
SONDA SA 281,055 90,106
Vina Concha y Toro SA 91,496 89,917
TOTAL CHILE 17,455,557
CHINA — (8.0%)
*263 Network Communications
Co., Ltd., Class A 29,800 29,746
360 Security Technology, Inc.,
Class A 27,800 45,449
#361 Degrees International,
Ltd. 415,000 287,129
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 68,600 215,167
Ω#*3SBio, Inc. 1,566,000 4,625,785
5I5J Holding Group Co., Ltd.,
Class A 213,500 92,808
AAC Technologies Holdings,
Inc. 699,500 3,214,552
Accelink Technologies Co.,
Ltd., Class A 21,800 460,355
*ADAMA, Ltd., Class A 42,400 42,323

118
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*Addsino Co., Ltd., Class A 58,500 $ 210,459
#*Adicon Holdings, Ltd. 26,500 13,971
Advanced Micro-Fabrication
Equipment, Inc. China, Class A 1,410 77,657
Advanced Technology &
Materials Co., Ltd., Class A 18,200 56,925
*AECC Aero Science and
Technology Co., Ltd., Class A 17,000 92,535
AECC Aero-Engine Control
Co., Ltd., Class A 13,600 41,264
AECC Aviation Power Co.,
Ltd., Class A 11,700 79,200
*Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 32,800 115,217
Aerospace Intelligent
Manufacturing Technology
Co., Ltd. 42,300 117,570
*Agile Group Holdings, Ltd. 1,262,000 38,664
Agricultural Bank of China,
Ltd., Class H 5,445,000 4,226,022
Aier Eye Hospital Group Co.,
Ltd., Class A 24,784 39,104
*AIM Vaccine Co., Ltd., Class
H 80,400 24,221
Ω*AInnovation Technology
Group Co., Ltd., Class H 24,700 11,887
*Air China, Ltd., Class H 1,350,000 808,234
Aisino Corp., Class A 78,300 96,380
ΩAK Medical Holdings, Ltd. 260,000 209,095
Ω#*Akeso, Inc. 160,000 2,773,640
Alibaba Group Holding, Ltd.,
Class W 1,638,224 26,349,606
#Alibaba Group Holding, Ltd.,
Sponsored ADR 54,205 7,148,555
#*Alibaba Health Information
Technology, Ltd. 398,000 222,021
Ω#A-Living Smart City
Services Co., Ltd., Class H 422,250 116,427
All Winner Technology Co.,
Ltd., Class A 12,012 62,940
Allmed Medical Products Co.,
Ltd., Class A 50,250 101,274
Aluminum Corp. of China, Ltd.,
Class H 2,844,000 4,124,186
*Amlogic Shanghai Co., Ltd.,
Class A 3,374 52,247
Amoy Diagnostics Co., Ltd.,
Class A 18,600 55,019
*<Amrita Global Development,
Ltd. 272,000 20,833
An Hui Wenergy Co., Ltd.,
Class A 74,200 87,750
#*Angang Steel Co., Ltd.,
Class H 986,000 183,764
Angel Yeast Co., Ltd., Class A 27,100 149,138
ΩAngelalign Technology, Inc. 23,200 265,058
Anhui Anfu Battery Technology
Co., Ltd. 26,535 161,175
Anhui Anke Biotechnology
Group Co., Ltd., Class A 67,000 86,688
Shares Value †
CHINA — (Continued)
Anhui Construction
Engineering Group Co., Ltd.,
Class A 76,700 $ 60,508
#Anhui Expressway Co., Ltd.,
Class H 224,000 451,503
*Anhui Golden Seed Winery
Co., Ltd., Class A 25,500 29,634
Anhui Gujing Distillery Co.,
Ltd., Class A 6,300 98,875
Anhui Heli Co., Ltd., Class A 63,500 167,571
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 85,900 104,226
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 39,290 111,619
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 50,000 46,324
*Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 48,000 332,582
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 139,900 109,957
Anhui Jinhe Industrial Co.,
Ltd., Class A 28,500 97,317
Anhui Kouzi Distillery Co., Ltd.,
Class A 26,500 92,544
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 25,400 27,250
*Anhui Tatfook Technology
Co., Ltd., Class A 41,900 67,458
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 44,100 49,829
*Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 53,900 89,224
Anhui Yingjia Distillery Co.,
Ltd., Class A 15,000 83,427
Anhui Yingliu
Electromechanical Co., Ltd.,
Class A 13,100 144,913
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 95,800 243,975
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 6,524 238,908
Anjoy Foods Group Co., Ltd.,
Class A 13,600 217,744
Anker Innovations Technology
Co., Ltd., Class A 4,050 74,357
ANTA Sports Products, Ltd. 805,000 8,339,014
Anton Oilfield Services Group
Hong Kong 1,716,000 230,005
Aoshikang Technology Co.,
Ltd., Class A 20,000 152,949
Aotecar New Energy
Technology Group Co., Ltd.,
Class A 154,900 65,521
*Aowei Holdings, Ltd. 59,000 1,883

119
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Apeloa Pharmaceutical Co.,
Ltd., Class A 67,100 $ 179,428
*ApicHope Pharmaceutical
Group Co., Ltd. 17,427 105,725
Appotronics Corp., Ltd. 20,615 44,897
APT Medical, Inc., Class A 2,148 74,783
Arcsoft Corp., Ltd., Class A 3,661 22,826
Arctech Solar Holding Co., Ltd. 11,436 67,839
Ω*<Arrail Group, Ltd. 45,000 7,870
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 23,600 186,697
Ω#AsiaInfo Technologies, Ltd. 233,600 166,692
Asian Star Anchor Chain Co.,
Ltd., Class A 23,000 36,794
Asymchem Laboratories
Tianjin Co., Ltd., Class A 3,800 69,834
Aurisco Pharmaceutical Co.,
Ltd., Class A 18,400 60,863
*AustAsia Group, Ltd. 89,387 25,331
Autel Intelligent Technology
Corp., Ltd., Class A 33,651 166,818
Autobio Diagnostics Co., Ltd.,
Class A 27,900 136,798
*Autostreets Development, Ltd. 36,800 9,113
Avary Holding Shenzhen Co.,
Ltd., Class A 81,800 862,615
AviChina Industry &
Technology Co., Ltd., Class H 2,593,000 1,138,653
AVICOPTER PLC, Class A 10,400 47,507
Bafang Electric Suzhou Co.,
Ltd., Class A 9,884 53,743
*BAIC Foton Motor Co., Ltd.,
Class A 563,600 291,189
Ω#*BAIC Motor Corp., Ltd.,
Class H 1,824,000 323,646
Baimtec Material Co., Ltd. 2,874 24,158
Baiyin Nonferrous Group Co.,
Ltd., Class A 253,800 283,430
Bank of Beijing Co., Ltd.,
Class A 263,910 204,721
Bank of Changsha Co., Ltd.,
Class A 339,600 495,556
Bank of Chengdu Co., Ltd.,
Class A 123,900 347,272
Bank of China, Ltd., Class H 11,105,800 7,173,493
Bank of Chongqing Co., Ltd.,
Class H 529,000 559,810
#Bank of Communications Co.,
Ltd., Class H 1,459,695 1,332,289
*Bank of Gansu Co., Ltd.,
Class H 329,000 16,589
Bank of Guiyang Co., Ltd.,
Class A 146,340 128,726
Bank of Hangzhou Co., Ltd.,
Class A 191,915 488,751
Bank of Jiangsu Co., Ltd.,
Class A 325,700 538,674
Bank of Nanjing Co., Ltd.,
Class A 159,100 273,614
Shares Value †
CHINA — (Continued)
Bank of Ningbo Co., Ltd.,
Class A 117,200 $ 569,502
ΩBank of Qingdao Co., Ltd.,
Class H 51,500 33,857
Bank of Shanghai Co., Ltd.,
Class A 182,221 250,168
Bank of Suzhou Co., Ltd.,
Class A 336,060 419,070
Bank of Tianjin Co., Ltd., Class
H 140,000 45,036
Bank of Xi'an Co., Ltd., Class
A 159,300 86,034
ΩBank of Zhengzhou Co., Ltd.,
Class H 990,000 128,904
*Baoding Tianwei Baobian
Electric Co., Ltd. 21,244 46,484
Baoji Titanium Industry Co.,
Ltd. 26,100 127,628
Baoshan Iron & Steel Co., Ltd.,
Class A 225,784 208,522
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 29,600 31,539
*Baotailong New Materials
Co., Ltd. 63,900 29,367
Baowu Magnesium
Technology Co., Ltd., Class A 25,240 57,962
Baoye Group Co., Ltd., Class
H 87,040 44,332
#*Baozun, Inc., Class A 24,500 22,768
*Baozun, Inc., Sponsored ADR 21,771 59,217
#BBMG Corp., Class H 1,142,000 110,792
BBMG Jidong Cement Group
Co., Ltd., Class A 132,100 82,752
*Be Friends Holding, Ltd.,
Class A 666,000 61,212
Bear Electric Appliance Co.,
Ltd., Class A 10,200 61,627
Befar Group Co., Ltd., Class A 124,400 97,410
Beibuwan Port Co., Ltd., Class
A 109,800 185,776
*Beijing BDStar Navigation
Co., Ltd., Class A 12,600 75,426
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 7,500 39,112
*Beijing Bohui Innovation
Biotechnology Group Co., Ltd.,
Class A 25,500 20,901
*Beijing Capital Development
Co., Ltd., Class A 155,000 102,768
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 455,700 204,094
*Beijing Capital International
Airport Co., Ltd., Class H 1,642,000 398,251
Beijing Career International
Co., Ltd., Class A 12,800 45,600
Beijing Changjiu Logistics
Corp., Class A 18,800 18,408

120
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Beijing CTJ Information
Technology Co., Ltd., Class A 12,000 $ 36,251
Beijing Dabeinong Technology
Group Co., Ltd., Class A 220,800 125,713
Beijing Dahao Technology
Corp., Ltd., Class A 32,700 78,300
Beijing Easpring Material
Technology Co., Ltd., Class A 24,400 226,560
*Beijing eGOVA Co., Ltd.,
Class A 11,300 21,980
Beijing Energy International
Holding Co., Ltd. 314,600 42,569
Beijing Enlight Media Co., Ltd.,
Class A 26,500 57,326
Beijing Enterprises Holdings,
Ltd. 403,500 1,596,745
#Beijing Enterprises Water
Group, Ltd. 3,153,000 1,110,870
Beijing Fengjing Automotive
Parts Co., Ltd. 184,700 106,240
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 69,700 148,737
*Beijing Haixin Energy
Technology Co., Ltd., Class A 165,454 110,910
Beijing Haohua Energy
Resource Co., Ltd., Class A 86,600 148,171
*Beijing Huafeng Test &
Control Technology Co., Ltd.,
Class A 1,527 78,112
Beijing Jetsen Technology Co.,
Ltd., Class A 195,400 160,156
#Beijing Jingneng Clean
Energy Co., Ltd., Class H 804,000 226,819
*Beijing Jingyuntong
Technology Co., Ltd., Class A 141,000 81,104
Beijing Kingsoft Office
Software, Inc., Class A 558 20,576
*Beijing Leike Defense
Technology Co., Ltd., Class A 61,800 118,854
Beijing New Building Materials
PLC, Class A 66,300 251,717
*Beijing North Star Co., Ltd.,
Class H 518,000 54,883
Beijing Oriental Jicheng Co.,
Ltd. 5,100 19,684
Beijing Originwater Technology
Co., Ltd., Class A 182,916 104,946
Beijing Roborock Technology
Co., Ltd., Class A 3,537 59,948
Beijing Sanyuan Foods Co.,
Ltd. 81,600 72,734
Beijing Shiji Information
Technology Co., Ltd., Class A 28,818 42,516
Beijing Shougang Co., Ltd.,
Class A 132,800 88,632
Beijing Shunxin Agriculture
Co., Ltd., Class A 39,800 73,980
Beijing Sifang Automation Co.,
Ltd., Class A 23,900 196,067
Shares Value †
CHINA — (Continued)
Beijing Sinnet Technology Co.,
Ltd., Class A 39,976 $ 93,031
*Beijing Sinohytec Co., Ltd.,
Class H 11,600 28,446
Beijing SL Pharmaceutical Co.,
Ltd., Class A 51,600 49,014
*Beijing Sojo Electric Co., Ltd. 25,000 57,703
*Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 94,600 51,784
Beijing Strong Biotechnologies,
Inc., Class A 38,100 70,820
*Beijing SuperMap Software
Co., Ltd., Class A 13,900 30,415
Beijing Teamsun Technology
Co., Ltd., Class A 24,500 78,603
*Beijing Thunisoft Corp., Ltd.,
Class A 70,200 65,141
Beijing Tiantan Biological
Products Corp., Ltd., Class A 58,160 121,387
Beijing Tong Ren Tang
Chinese Medicine Co., Ltd. 159,000 148,978
Beijing Tong Ren Tang Co.,
Ltd., Class A 30,625 124,475
Beijing Ultrapower Software
Co., Ltd., Class A 112,200 159,785
Beijing United Information
Technology Co., Ltd., Class A 46,600 185,040
ΩBeijing Urban Construction
Design & Development Group
Co., Ltd., Class H 50,000 7,787
Beijing Wandong Medical
Technology Co., Ltd. 21,000 44,414
*Beijing Watertek Information
Technology Co., Ltd., Class A 95,200 68,554
Beijing Yanjing Brewery Co.,
Ltd., Class A 107,755 209,758
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 12,300 95,180
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 37,005 65,427
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 542,000 388,710
*Beisen Holding, Ltd. 20,400 9,140
*Bengang Steel Plates Co.,
Ltd., Class A 84,200 36,355
*BeOne Medicines, Ltd., Class
H 15,200 336,840
*BeOne Medicines, Ltd.,
Sponsored ADR 1,865 550,679
Best Pacific International
Holdings, Ltd. 242,000 89,896
Bestore Co., Ltd., Class A 20,000 32,463
Bestsun Energy Co., Ltd.,
Class A 112,000 66,554
*Bestway Marine & Energy
Technology Co., Ltd., Class A 52,500 62,779
Bethel Automotive Safety
Systems Co., Ltd., Class A 10,080 67,688

121
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Betta Pharmaceuticals Co.,
Ltd., Class A 14,200 $ 107,949
Beyondsoft Corp., Class A 35,900 55,014
*BGI Genomics Co., Ltd.,
Class A 10,400 60,795
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 45,400 134,492
#*Bilibili, Inc., Class Z 81,700 1,754,197
#*Bilibili, Inc., Class Z,
Sponsored ADR 2,760 60,803
#*BingEx, Ltd., ADR 12,641 35,016
Binhai Investment Co., Ltd. 268,063 40,378
Binjiang Service Group Co.,
Ltd. 64,000 190,356
Black Peony Group Co., Ltd.,
Class A 58,200 94,212
Bloomage Biotechnology
Corp., Ltd., Class A 12,093 73,188
Ω#Blue Moon Group Holdings,
Ltd. 502,500 203,341
*Blue Sail Medical Co., Ltd.,
Class A 56,900 61,877
*Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 107,800 270,117
Bluestar Adisseo Co., Class A 56,800 110,485
ΩBOC Aviation, Ltd. 194,600 1,982,330
BOC International China Co.,
Ltd., Class A 33,400 60,715
*BOE HC SemiTek Corp.,
Class A 63,600 112,635
BOE Technology Group Co.,
Ltd., Class A 843,500 503,704
#BOE Varitronix, Ltd. 172,000 93,314
*Bohai Leasing Co., Ltd.,
Class A 454,200 311,116
*Bomin Electronics Co., Ltd. 41,200 93,467
Bosideng International
Holdings, Ltd. 4,400,000 2,392,724
Bright Dairy & Food Co., Ltd.,
Class A 95,500 103,434
*Bright Real Estate Group Co.,
Ltd., Class A 121,600 67,631
BrightGene Bio-Medical
Technology Co., Ltd., Class A 4,996 46,140
Bros Eastern Co., Ltd., Class A 60,700 82,534
*Brother Enterprises Holding
Co., Ltd. 24,600 21,135
*B-Soft Co., Ltd., Class A 78,600 50,733
BTG Hotels Group Co., Ltd.,
Class A 77,000 176,374
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 42,400 95,817
BXN Holding Co., Ltd., Class A 125,900 76,656
BYD Co., Ltd. 468,800 6,133,972
#BYD Electronic International
Co., Ltd. 751,500 2,538,336
By-health Co., Ltd., Class A 66,200 101,737
Shares Value †
CHINA — (Continued)
#C&D International Investment
Group, Ltd. 730,606 $ 1,383,104
C&S Paper Co., Ltd., Class A 59,500 74,284
Caitong Securities Co., Ltd.,
Class A 64,370 77,915
Ω*CALB Group Co., Ltd.,
Class H 162,000 732,063
Camel Group Co., Ltd., Class
A 53,200 77,476
Cangzhou Dahua Co., Ltd.,
Class A 24,600 68,302
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 103,500 85,135
Canmax Technologies Co.,
Ltd., Class A 22,470 363,409
Canny Elevator Co., Ltd.,
Class A 18,900 17,040
Ω*CanSino Biologics, Inc.,
Class H 35,400 132,766
*Capital Environment Holdings,
Ltd. 3,122,000 38,658
Castech, Inc., Class A 15,840 201,282
Cathay Biotech, Inc. 4,647 32,722
CCCC Design & Consulting
Group Co., Ltd., Class A 38,400 37,431
CECEP Solar Energy Co.,
Ltd., Class A 161,000 117,586
CECEP Wind-Power Corp.,
Class A 405,120 252,594
Center International Group
Co., Ltd., Class A 15,600 32,399
Central China Securities Co.,
Ltd., Class H 963,000 232,337
*CETC Chips Technology,
Inc., Class A 12,800 30,818
CETC Cyberspace Security
Technology Co., Ltd., Class A 9,800 22,491
CETC Digital Technology Co.,
Ltd., Class A 12,390 35,072
CETC Potevio
Science&Technology Co., Ltd.,
Class A 11,200 41,834
CGN New Energy Holdings
Co., Ltd. 1,222,000 410,258
*CGN Nuclear Technology
Development Co., Ltd., Class
A 43,000 49,090
ΩCGN Power Co., Ltd., Class
H 3,389,000 1,505,501
Changbai Mountain Tourism
Co., Ltd. 15,200 77,754
Changchun Faway Automobile
Components Co., Ltd., Class A 49,700 68,523
Changchun High-Tech Industry
Group Co., Ltd., Class A 9,100 113,118
Changhong Meiling Co., Ltd. 60,400 50,036
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 88,100 53,512

122
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Changjiang Securities Co.,
Ltd., Class A 70,000 $ 81,861
Changshu Fengfan Power
Equipment Co., Ltd., Class A 31,300 24,876
*ChangYuan Technology
Group, Ltd., Class A 67,200 51,047
Changzheng Engineering
Technology Co., Ltd., Class A 23,800 153,166
Changzhou Qianhong
Biopharma Co., Ltd., Class A 80,000 81,963
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 7,700 139,837
Chaowei Power Holdings, Ltd.,
Class A 330,000 92,255
Chaozhou Three-Circle Group
Co., Ltd., Class A 10,300 129,196
*Chen Lin Education Group
Holdings, Ltd. 174,000 27,320
Cheng De Lolo Co., Ltd.,
Class A 68,600 89,360
*Chengdu ALD Aviation
Manufacturing Corp., Class A 6,100 35,043
Chengdu B-Ray Media Co.,
Ltd., Class A 60,500 45,426
Chengdu Corp.RO Technology
Co., Ltd., Class A 7,100 20,357
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 29,870 53,118
Chengdu Galaxy Magnets Co.,
Ltd., Class A 9,400 43,132
Chengdu Guibao Science &
Technology Co., Ltd. 33,000 86,022
*Chengdu Haoneng
Technology Co., Ltd., Class A 59,450 95,975
Chengdu Hongqi Chain Co.,
Ltd., Class A 129,400 98,484
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 51,500 185,653
Chengdu Kanghua Biological
Products Co., Ltd., Class A 10,075 84,170
Chengdu Leejun Industrial Co.,
Ltd., Class A 22,800 31,969
Chengdu Spaceon Electronics
Co., Ltd., Class A 10,100 33,675
Chengdu Wintrue Holding Co.,
Ltd., Class A 92,300 207,908
Chengdu Xingrong
Environment Co., Ltd., Class A 91,800 92,709
Chengtun Mining Group Co.,
Ltd., Class A 208,800 420,512
Chenguang Biotech Group
Co., Ltd., Class A 25,009 42,204
*Chengxin Lithium Group Co.,
Ltd., Class A 45,100 396,651
Chengzhi Co., Ltd., Class A 93,700 172,798
Chervon Holdings, Ltd. 158,500 328,988
Chifeng Jilong Gold Mining
Co., Ltd., Class A 44,800 249,168
Shares Value †
CHINA — (Continued)
*China Aerospace International
Holdings, Ltd. 1,416,000 $ 82,244
*China Agriculture
Development Seed Group Co.,
Ltd., Class A 29,200 30,429
China Aircraft Leasing Group
Holdings, Ltd. 203,823 100,172
*China Aluminum International
Engineering Corp., Ltd., Class
H 54,000 17,991
China Animal Husbandry
Industry Co., Ltd., Class A 69,700 76,715
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 51,500 121,356
China Baoan Group Co., Ltd.,
Class A 50,700 64,188
China Bester Group Telecom
Co., Ltd., Class A 7,800 32,262
Ω*China Bohai Bank Co., Ltd.,
Class H 2,498,000 283,800
*China Boton Group Co., Ltd. 146,000 20,687
China CAMC Engineering Co.,
Ltd., Class A 81,400 120,569
*China Chunlai Education
Group Co., Ltd. 109,000 17,393
#China Cinda Asset
Management Co., Ltd., Class
H 8,993,000 1,262,780
China CITIC Bank Corp., Ltd.,
Class H 2,327,000 2,435,794
China Coal Energy Co., Ltd.,
Class H 1,736,000 3,239,869
China Coal Xinji Energy Co.,
Ltd., Class A 191,500 250,854
China Communications
Services Corp., Ltd., Class H 1,774,000 973,761
*China Conch Environment
Protection Holdings, Ltd. 1,014,500 61,514
China Conch Venture
Holdings, Ltd. 1,098,500 1,700,948
China Construction Bank
Corp., Class H 19,690,200 22,068,608
China CSSC Holdings, Ltd.,
Class A 26,300 160,748
China CYTS Tours Holding
Co., Ltd., Class A 54,200 71,475
China Datang Corp.
Renewable Power Co., Ltd.,
Class H 1,260,000 244,481
China Design Group Co., Ltd.,
Class A 54,500 59,985
#*<China Dili Group 715,600 11,309
ΩChina East Education
Holdings, Ltd. 514,000 347,096
#*China Eastern Airlines Corp.,
Ltd., Class H 1,012,000 497,361
*China Education Group
Holdings, Ltd. 915,901 271,248

123
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*China Electronics Optics
Valley Union Holding Co., Ltd.,
Class H 664,000 $ 15,850
China Energy Engineering
Corp., Ltd., Class A 440,709 182,544
#China Energy Engineering
Corp., Ltd., Class H 2,394,000 394,225
*China Enterprise Co., Ltd.,
Class A 171,100 64,610
China Everbright Bank Co.,
Ltd., Class H 1,404,000 553,804
China Everbright Environment
Group, Ltd. 1,673,074 1,196,006
ΩChina Everbright Greentech,
Ltd. 447,000 50,214
China Everbright Water, Ltd. 129,348 23,360
*China Express Airlines Co.,
Ltd., Class A 101,900 118,122
Ω#China Feihe, Ltd. 3,421,000 1,519,717
China Film Group Co., Ltd.,
Class A 40,800 82,289
*China First Heavy Industries
Co., Ltd., Class A 170,700 113,428
China Foods, Ltd. 768,000 362,738
China Galaxy Securities Co.,
Ltd., Class H 2,264,000 2,390,079
#China Gas Holdings, Ltd. 2,295,723 2,127,582
China Gold International
Resources Corp., Ltd. 286,600 6,058,524
China Gold International
Resources Corp., Ltd. 120,535 2,584,095
China Great Wall Securities
Co., Ltd., Class A 46,700 60,764
*China Greatwall Technology
Group Co., Ltd., Class A 35,300 102,402
China Hainan Rubber Industry
Group Co., Ltd., Class A 32,600 34,306
China Haisum Engineering
Co., Ltd. 33,900 48,277
*China Harmony Auto Holding,
Ltd. 380,000 48,023
China Harzone Industry Corp.,
Ltd., Class A 19,700 23,499
*China High Speed Railway
Technology Co., Ltd., Class A 129,000 50,789
#*China High Speed
Transmission Equipment
Group Co., Ltd. 216,000 53,767
China Hongqiao Group, Ltd. 2,405,500 10,035,007
ΩChina International Capital
Corp., Ltd., Class H 1,061,200 2,739,105
#China International Marine
Containers Group Co., Ltd.,
Class H 634,380 871,349
China Isotope & Radiation
Corp., Class H 44,400 106,668
China Jinmao Holdings Group,
Ltd. 4,473,005 947,846
China Jushi Co., Ltd., Class A 160,700 811,456
Shares Value †
CHINA — (Continued)
China Kepei Education Group,
Ltd. 320,000 $ 43,708
China Kings Resources Group
Co., Ltd., Class A 28,812 77,340
China Leadshine Technology
Co., Ltd., Class A 9,100 58,444
China Lesso Group Holdings,
Ltd. 848,000 501,195
China Life Insurance Co., Ltd.,
Class H 505,000 1,844,978
China Lilang, Ltd. 348,000 170,141
Ω#*China Literature, Ltd. 243,400 763,096
China Longyuan Power Group
Corp., Ltd., Class H 1,003,000 852,718
*<China Lumena New
Materials Corp. 18,800 –
*China Maple Leaf Educational
Systems, Ltd. 1,112,000 38,326
#China Medical System
Holdings, Ltd. 790,000 1,289,816
China Meheco Group Co.,
Ltd., Class A 56,560 85,763
China Meidong Auto Holdings,
Ltd. 502,000 60,878
China Mengniu Dairy Co., Ltd. 2,059,000 4,560,223
China Merchants Bank Co.,
Ltd., Class H 1,171,701 7,044,789
China Merchants Energy
Shipping Co., Ltd., Class A 256,560 660,894
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 33,800 46,502
China Merchants Port Holdings
Co., Ltd. 1,140,443 2,256,501
China Merchants Property
Operation & Service Co., Ltd.,
Class A 51,200 76,811
ΩChina Merchants Securities
Co., Ltd., Class H 228,560 400,883
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 99,600 126,826
*<China Metal Recycling
Holdings, Ltd. 89,400 –
China Minsheng Banking
Corp., Ltd., Class H 3,327,120 1,511,989
#China Modern Dairy
Holdings, Ltd. 2,083,000 348,330
China National Accord
Medicines Corp., Ltd., Class A 32,380 116,300
China National Building
Material Co., Ltd., Class H 1,880,747 1,217,219
China National Chemical
Engineering Co., Ltd., Class A 37,800 47,580
China National Electric
Apparatus Research Institute
Co., Ltd. 15,905 61,713
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 70,300 91,986

124
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
China National Medicines
Corp., Ltd., Class A 30,900 $ 129,618
China National Nuclear Power
Co., Ltd., Class A 426,201 560,795
Ω*China New Higher
Education Group, Ltd. 940,761 88,867
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 55,300 56,738
China Nonferrous Mining
Corp., Ltd. 1,261,000 2,157,000
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 7,600 58,999
*China Nuclear Energy
Technology Corp., Ltd. 92,000 5,989
*China Oil & Gas Group, Ltd.,
Class H 1,984,000 44,068
China Oilfield Services, Ltd.,
Class H 1,712,000 2,060,847
#China Overseas Grand
Oceans Group, Ltd. 1,452,562 526,603
China Overseas Land &
Investment, Ltd. 2,385,327 4,043,675
#China Overseas Property
Holdings, Ltd. 1,059,275 536,821
China Pacific Insurance Group
Co., Ltd., Class H 1,417,800 6,157,148
China Petroleum & Chemical
Corp., Class H 10,301,400 6,062,161
China Petroleum Engineering
Corp., Class A 173,300 103,234
#China Power International
Development, Ltd. 1,993,333 829,522
*<China Properties Group, Ltd. 173,000 –
China Publishing & Media Co.,
Ltd., Class A 81,500 70,021
China Qinfa Group, Ltd. 666,000 263,552
China Railway Group, Ltd.,
Class H 2,113,000 1,022,278
China Railway Hi-tech Industry
Co., Ltd., Class A 78,000 88,933
China Railway Materials Co.,
Ltd., Class A 153,000 62,926
Ω#China Railway Signal &
Communication Corp., Ltd.,
Class H 1,146,000 529,570
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 55,800 50,146
*China Rare Earth Resources
And Technology Co., Ltd.,
Class A 5,800 46,214
China Reinsurance Group
Corp., Class H 5,101,000 800,923
*China Resource and
Environment Co., Ltd. 105,100 58,147
China Resources Beer
Holdings Co., Ltd. 1,534,462 5,257,375
Shares Value †
CHINA — (Continued)
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 27,100 $ 69,333
#China Resources Building
Materials Technology
Holdings, Ltd. 1,594,000 274,696
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 69,900 182,619
China Resources Gas Group,
Ltd. 772,000 1,851,716
China Resources Jiangzhong
Pharmaceutical Co., Ltd.,
Class A 28,200 98,728
China Resources Land, Ltd. 2,072,944 8,600,055
China Resources Medical
Holdings Co., Ltd. 574,000 208,827
China Resources
Microelectronics, Ltd., Class A 4,922 40,810
ΩChina Resources Mixc
Lifestyle Services, Ltd. 339,000 2,026,968
ΩChina Resources
Pharmaceutical Group, Ltd. 1,446,500 969,411
#China Resources Power
Holdings Co., Ltd. 1,020,678 2,510,734
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 42,633 161,675
#China Risun Group, Ltd. 957,000 372,599
*China Ruifeng Renewable
Energy Holdings, Ltd. 300,000 24,126
*China Ruyi Holdings, Ltd. 7,672,000 1,429,854
#*China Sanjiang Fine
Chemicals Co., Ltd. 569,000 377,699
China Science Publishing &
Media, Ltd., Class A 13,200 49,034
*China Shanshui Cement
Group, Ltd. 234,000 11,052
Ω*China Shengmu Organic
Milk, Ltd. 1,157,000 47,262
#China Shenhua Energy Co.,
Ltd., Class H 1,025,616 6,326,187
*China Southern Airlines Co.,
Ltd., Class H 1,130,000 571,221
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 32,200 34,875
China Southern Power Grid
Technology Co., Ltd., Class A 4,105 32,991
China State Construction
Development Holdings, Ltd. 592,000 66,502
China State Construction
Engineering Corp., Ltd., Class
A 415,700 298,739
China State Construction
International Holdings, Ltd. 1,510,000 1,748,294
China Sunshine Paper
Holdings Co., Ltd. 503,000 71,272
China Suntien Green Energy
Corp., Ltd., Class H 924,000 452,933

125
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
China Taiping Insurance
Holdings Co., Ltd. 1,430,106 $ 4,067,370
China Testing & Certification
International Group Co., Ltd.,
Class A 48,000 46,930
China Tianying, Inc., Class A 142,100 135,812
China Tobacco International
HK Co., Ltd. 152,000 580,156
Ω#China Tourism Group Duty
Free Corp., Ltd., Class H 33,600 272,146
ΩChina Tower Corp., Ltd.,
Class H 4,210,500 5,955,301
#China Traditional Chinese
Medicine Holdings Co., Ltd. 2,592,000 559,180
China TransInfo Technology
Co., Ltd., Class A 65,700 86,063
#*China Travel International
Investment Hong Kong, Ltd. 1,702,000 243,337
China Tungsten And Hightech
Materials Co., Ltd., Class A 37,920 322,958
*China Union Holdings, Ltd.,
Class A 81,140 66,386
*China Vanke Co., Ltd., Class
H 1,218,910 465,236
#China Water Affairs Group,
Ltd. 326,000 204,329
China West Construction
Group Co., Ltd., Class A 83,200 67,584
China World Trade Center Co.,
Ltd., Class A 19,000 58,399
China XD Electric Co., Ltd.,
Class A 62,400 154,531
China XLX Fertiliser, Ltd. 583,000 820,870
China Yangtze Power Co.,
Ltd., Class A 164,900 659,373
China Yongda Automobiles
Services Holdings, Ltd. 852,500 109,912
Ω*China Youran Dairy Group,
Ltd. 1,140,000 561,723
Ω*China Yuhua Education
Corp., Ltd., Class A 1,520,000 87,314
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 14,400 89,806
China Zheshang Bank Co.,
Ltd., Class H 2,380,000 741,305
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 15,100 22,233
#*Chinasoft International, Ltd. 2,134,000 937,094
*Chongqing Afari Technology
Co., Ltd., Class A 18,000 29,586
Chongqing Brewery Co., Ltd.,
Class A 7,800 62,801
Chongqing Changan
Automobile Co., Ltd., Class A 121,800 169,891
Chongqing Chuanyi
Automation Co., Ltd. 30,210 86,177
*Chongqing Construction
Engineering Group Corp., Ltd. 70,800 31,606
Shares Value †
CHINA — (Continued)
Chongqing Department Store
Co., Ltd., Class A 37,100 $ 115,932
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 121,867 207,085
Chongqing Fuling Zhacai
Group Co., Ltd., Class A 50,450 92,891
Chongqing Gas Group Corp.,
Ltd., Class A 47,100 36,330
Chongqing Machinery &
Electric Co., Ltd., Class H 771,925 289,703
Chongqing Pharscin
Pharmaceutical Co., Ltd.,
Class A 10,900 22,255
Chongqing Port Co., Ltd. 97,200 69,425
Chongqing Road & Bridge Co.,
Ltd., Class A 155,200 134,930
Chongqing Rural Commercial
Bank Co., Ltd., Class H 1,906,000 1,690,978
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 177,000 213,467
Chongqing Shunbo Aluminum
Co., Ltd. 40,500 44,635
*Chongqing Taiji Industry
Group Co., Ltd. 21,700 49,420
*Chongqing Zhifei Biological
Products Co., Ltd., Class A 15,000 33,261
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 51,300 130,346
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 59,400 294,377
#Chow Tai Fook Jewellery
Group, Ltd. 855,000 1,160,191
Chow Tai Seng Jewellery Co.,
Ltd., Class A 70,200 136,242
*CIFI Holdings Group Co., Ltd. 7,452,000 66,589
CIG Shanghai Co., Ltd., Class
A 22,800 583,886
CIMC Enric Holdings, Ltd. 512,000 685,608
*Cinda Real Estate Co., Ltd.,
Class A 128,400 58,446
Cisen Pharmaceutical Co.,
Ltd., Class A 22,400 50,981
*CITIC Guoan Information
Industry Co., Ltd., Class A 51,000 22,170
CITIC Heavy Industries Co.,
Ltd., Class A 130,000 115,114
CITIC Press Corp., Class A 2,600 13,540
CITIC Securities Co., Ltd.,
Class H 277,725 980,613
CITIC, Ltd. 1,430,000 2,354,811
City Development Environment
Co., Ltd., Class A 48,500 100,161
*Citychamp Watch & Jewellery
Group, Ltd. 726,000 7,136
*ClouDr Group, Ltd. 190,000 16,978
#*CMGE Technology Group,
Ltd. 1,598,000 57,117
CMOC Group, Ltd., Class H 2,748,000 6,173,901

126
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
CMST Development Co., Ltd.,
Class A 128,400 $ 99,039
CNGR Advanced Material Co.,
Ltd., Class A 10,226 95,385
CNOOC Energy Technology &
Services, Ltd., Class A 261,200 169,358
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 87,610 103,865
*COFCO Biotechnology Co.,
Ltd., Class A 105,100 93,527
COFCO Capital Holdings Co.,
Ltd., Class A 44,100 66,095
#*COFCO Joycome Foods,
Ltd. 2,155,000 376,876
COFCO Sugar Holding Co.,
Ltd., Class A 79,000 174,018
Cofoe Medical Technology
Co., Ltd., Class A 6,200 48,113
*COL Global Co., Ltd., Class A 5,700 24,010
Comba Telecom Systems
Holdings, Ltd. 1,086,000 210,719
Concord New Energy Group,
Ltd. 4,830,000 225,046
Contec Medical Systems Co.,
Ltd., Class A 11,400 21,541
Contemporary Amperex
Technology Co., Ltd., Class A 49,220 3,140,928
Continental Aerospace
Technologies Holding, Ltd. 3,035,948 68,596
#COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 1,261,752 2,937,847
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 206,000 258,090
COSCO SHIPPING
Technology Co., Ltd. 11,400 23,676
Cosonic Intelligent
Technologies Co., Ltd., Class
A 43,200 89,026
CQ Pharmaceutical Holding
Co., Ltd., Class A 121,000 102,717
CRRC Corp., Ltd., Class H 2,578,000 1,711,262
Crystal Clear Electronic
Material Co., Ltd., Class A 22,300 47,065
ΩCSC Financial Co., Ltd.,
Class H 614,500 911,503
CSG Holding Co., Ltd., Class
A 138,100 81,457
CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 49,528 220,153
CSPC Pharmaceutical Group,
Ltd. 6,632,080 7,119,935
CSSC Science & Technology
Co., Ltd., Class A 42,400 84,895
CTS International Logistics
Corp., Ltd., Class A 86,800 70,890
*Cutia Therapeutics 45,400 26,659
Shares Value †
CHINA — (Continued)
*CWT International, Ltd. 2,280,000 $ 66,359
*Cybrid Technologies, Inc. 39,500 79,204
*Daan Gene Co., Ltd., Class A 90,760 76,781
*Daheng New Epoch
Technology, Inc. 10,800 23,995
Dajin Heavy Industry Co., Ltd.,
Class A 6,500 79,914
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 131,000 131,338
*Dalipal Holdings, Ltd. 302,000 166,926
Daqin Railway Co., Ltd., Class
A 158,100 121,947
Dashang Co., Ltd., Class A 34,364 91,539
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 62,711 171,822
Datang International Power
Generation Co., Ltd., Class H 1,626,000 560,421
Dazzle Fashion Co., Ltd.,
Class A 5,600 10,934
DBG Technology Co., Ltd.,
Class A 36,100 109,954
DeHua TB New Decoration
Materials Co., Ltd., Class A 61,400 133,272
*Dezhan Healthcare Co., Ltd. 128,900 68,673
DHC Software Co., Ltd., Class
A 84,300 101,545
Dian Diagnostics Group Co.,
Ltd., Class A 40,400 114,358
Digital China Group Co., Ltd.,
Class A 22,270 122,785
*Digital China Information
Service Group Co., Ltd., Class
A 34,100 68,426
Do-Fluoride New Materials
Co., Ltd., Class A 32,437 172,384
Dong-E-E-Jiao Co., Ltd., Class
A 19,800 159,389
#Dongfang Electric Corp., Ltd.,
Class H 170,600 851,067
Dongfang Electronics Co.,
Ltd., Class A 39,200 74,873
Dongfeng Electronic
Technology Co., Ltd., Class A 50,400 83,283
Dongguan Aohai Technology
Co., Ltd., Class A 10,300 71,593
Dongguan Development
Holdings Co., Ltd., Class A 77,600 117,893
Dongguan Rural Commercial
Bank Co., Ltd., Class H 28,000 12,188
Dongguan Yutong Optical
Technology Co., Ltd. 19,300 81,919
Donghua Testing Technology
Co., Ltd. 8,800 46,033
*Dongjiang Environmental Co.,
Ltd., Class H 39,600 10,514
Dongxing Securities Co., Ltd.,
Class A 94,000 181,607
Dongyue Group, Ltd. 1,301,000 2,129,098
Double Medical Technology,
Inc., Class A 11,800 74,955

127
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
#*DPC Dash, Ltd. 80,900 $ 520,486
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 280,000 226,967
Eaglerise Electric & Electronic
China Co., Ltd. 4,700 27,200
*Easou Technology Holdings,
Ltd. 141,500 35,764
East Group Co., Ltd., Class A 42,600 36,288
East Money Information Co.,
Ltd., Class A 89,853 267,757
Eastcompeace Technology
Co., Ltd., Class A 15,700 43,499
Eastern Communications Co.,
Ltd., Class A 16,100 39,164
E-Commodities Holdings, Ltd. 1,008,000 96,506
Ecovacs Robotics Co., Ltd.,
Class A 7,000 66,759
Edan Instruments, Inc., Class
A 16,200 35,353
Edifier Technology Co., Ltd.,
Class A 60,200 97,890
Edvantage Group Holdings,
Ltd. 281,989 28,077
#*EEKA Fashion Holdings, Ltd. 154,500 126,223
EIT Environmental
Development Group Co., Ltd.,
Class A 29,000 90,790
Electric Connector Technology
Co., Ltd., Class A 13,600 89,574
*<Elion Energy Co., Ltd., Class
A 260,800 2,672
ENN Energy Holdings, Ltd. 324,100 2,527,846
ENN Natural Gas Co., Ltd.,
Class A 67,400 199,862
Eoptolink Technology, Inc.,
Ltd., Class A 22,344 1,719,504
Era Co., Ltd., Class A 62,500 38,969
Essex Bio-technology, Ltd. 193,000 79,824
Eternal Asia Supply Chain
Management, Ltd., Class A 182,900 149,643
EVA Precision Industrial
Holdings, Ltd. 916,000 87,697
Eve Energy Co., Ltd., Class A 28,000 297,485
Ever Sunshine Services
Group, Ltd. 360,000 90,531
ΩEverbright Securities Co.,
Ltd., Class H 333,400 342,178
Ω#*Everest Medicines, Ltd. 104,500 460,754
EverProX Technologies Co.,
Ltd., Class A 6,900 259,232
Explosive Co., Ltd., Class A 41,200 65,487
Eyebright Medical Technology
Beijing Co., Ltd. 11,725 88,019
Fangda Carbon New Material
Co., Ltd., Class A 143,871 119,184
Fangda Special Steel
Technology Co., Ltd., Class A 163,900 139,615
*Far East Smarter Energy Co.,
Ltd., Class A 66,100 164,371
Shares Value †
CHINA — (Continued)
*Farasis Energy Gan Zhou
Co., Ltd. 43,735 $ 89,104
FAW Jiefang Group Co., Ltd.,
Class A 56,900 56,048
FAWER Automotive Parts Co.,
Ltd., Class A 60,262 44,894
Feilong Auto Components Co.,
Ltd. 31,700 166,472
Fengzhushou Co., Ltd., Class
A 4,900 31,556
FESCO Group Co., Ltd., Class
A 40,500 94,250
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 25,400 173,538
Fibocom Wireless, Inc., Class
A 23,720 77,940
*Financial Street Holdings Co.,
Ltd., Class A 188,500 87,458
First Capital Securities Co.,
Ltd., Class A 51,300 57,289
*Flat Glass Group Co., Ltd.,
Class H 203,000 232,444
Focus Media Information
Technology Co., Ltd., Class A 134,988 124,273
Focused Photonics Hangzhou,
Inc., Class A 20,100 40,010
Foryou Corp., Class A 25,000 110,138
Foshan Electrical and Lighting
Co., Ltd., Class A 73,800 61,137
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 39,800 225,087
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 41,400 48,051
Fosun International, Ltd. 1,033,892 542,434
Founder Securities Co., Ltd.,
Class A 78,800 82,810
Foxconn Industrial Internet
Co., Ltd., Class A 224,100 2,062,454
Friend Co., Ltd. 20,600 38,171
#Fu Shou Yuan International
Group, Ltd. 932,000 314,087
Fuan Pharmaceutical Group
Co., Ltd., Class A 73,700 44,550
#Fufeng Group, Ltd. 1,360,600 1,130,685
Fujian Apex Software Co., Ltd. 6,186 29,389
Fujian Boss Software
Development Co., Ltd., Class
A 22,100 32,508
Fujian Funeng Co., Ltd., Class
A 129,870 190,271
Fujian Fuxin Software
Development JSC, Ltd., Class
A 2,373 27,251
*Fujian Kuncai Material
Technology Co., Ltd. 17,400 86,053
Fujian Longking Co., Ltd.,
Class A 41,900 114,189

128
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Fujian Qingshan Paper
Industry Co., Ltd. 234,900 $ 153,337
*Fujian Snowman Group Co.,
Ltd., Class A 24,400 63,282
Fujian Star-net Communication
Co., Ltd., Class A 21,700 84,166
Fujian Sunner Development
Co., Ltd., Class A 82,700 225,138
*Fujian Tianma Science &
Technology Group Co., Ltd. 12,000 23,746
Fujian Yuanli Active Carbon
Co., Ltd. 17,600 45,904
Fulin Precision Co., Ltd., Class
A 46,760 192,451
Fushun Special Steel Co., Ltd.,
Class A 89,300 71,494
ΩFuyao Glass Industry Group
Co., Ltd., Class H 317,200 2,409,242
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 4,400 37,899
ΩGanfeng Lithium Group Co.,
Ltd., Class H 167,840 1,784,723
Gansu Energy Chemical Co.,
Ltd., Class A 414,300 174,637
*Gansu Jiu Steel Group
Hongxing Iron & Steel Co.,
Ltd., Class A 26,800 6,943
Gansu Shangfeng Cement
Co., Ltd., Class A 161,100 330,106
Gansu Yasheng Industrial
Group Co., Ltd., Class A 114,400 72,668
Gaona Aero Material Co., Ltd.,
Class A 20,620 59,304
Gaush Meditech, Ltd., Class A 4,500 2,918
G-bits Network Technology
Xiamen Co., Ltd., Class A 6,100 363,026
GCL Energy Technology Co.,
Ltd., Class A 79,500 206,536
*GCL Technology Holdings,
Ltd., Class A 19,320,000 2,219,627
GD Power Development Co.,
Ltd., Class A 101,000 70,070
*GDS Holdings, Ltd., Class A 575,300 2,986,015
#*GDS Holdings, Ltd.,
Sponsored ADR 1,736 73,398
Geely Automobile Holdings,
Ltd. 3,605,000 10,538,312
GEM Co., Ltd., Class A 133,400 178,456
*Gemdale Corp., Class A 265,100 112,522
#*Gemdale Properties &
Investment Corp., Ltd. 4,180,000 60,829
GemPharmatech Co., Ltd.,
Class A 12,740 38,412
*Genimous Technology Co.,
Ltd., Class A 41,500 44,826
#*Genscript Biotech Corp. 1,144,000 2,003,597
*Geo-Jade Petroleum Corp.,
Class A 61,500 42,036
GEPIC Energy Development
Co., Ltd., Class A 33,100 39,047
Shares Value †
CHINA — (Continued)
Getein Biotech, Inc., Class A 31,000 $ 43,784
GF Securities Co., Ltd., Class
H 597,000 1,344,322
Ω#Giant Biogene Holding Co.,
Ltd. 54,600 210,489
Giant Network Group Co., Ltd.,
Class A 31,100 149,393
Giantec Semiconductor Corp. 2,272 41,065
GigaDevice Semiconductor,
Inc., Class A 1,900 87,039
Ginlong Technologies Co.,
Ltd., Class A 17,100 237,916
Glarun Technology Co., Ltd.,
Class A 20,400 81,990
GoerTek, Inc., Class A 63,300 226,986
Goke Microelectronics Co.,
Ltd., Class A 3,000 78,294
Goldcard Smart Group Co.,
Ltd., Class A 28,200 53,987
ΩGolden Throat Holdings
Group Co., Ltd. 173,000 78,177
Goldenmax International
Group, Ltd., Class A 17,100 112,376
#Goldwind Science &
Technology Co., Ltd., Class H 551,953 1,217,520
Goneo Group Co., Ltd., Class
A 6,090 39,977
Goodbaby International
Holdings, Ltd. 433,000 48,641
*GoodWe Technologies Co.,
Ltd., Class A 3,680 58,278
Gotion High-tech Co., Ltd.,
Class A 15,600 83,887
#Grand Pharmaceutical
Group, Ltd. 813,500 645,919
Grandblue Environment Co.,
Ltd., Class A 18,000 84,331
*Grandjoy Holdings Group Co.,
Ltd., Class A 228,400 102,293
Great Wall Motor Co., Ltd. 1,980,500 2,932,670
*Greattown Holdings, Ltd.,
Class A 95,600 65,904
Gree Electric Appliances, Inc.
of Zhuhai, Class A 79,700 467,187
Green Development Electricity
Group of Tianjin Co., Ltd.,
Class A 74,600 107,985
#Greentown China Holdings,
Ltd. 919,000 1,129,723
ΩGreentown Management
Holdings Co., Ltd. 371,000 106,085
Greentown Service Group Co.,
Ltd. 1,298,000 755,562
GRG Banking Equipment Co.,
Ltd., Class A 38,100 65,021
GRG Metrology & Test Group
Co., Ltd., Class A 43,400 135,745
Grinm Advanced Materials
Co., Ltd., Class A 24,000 96,143

129
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Guangdong Advertising Group
Co., Ltd., Class A 58,900 $ 77,242
Guangdong Aofei Data
Technology Co., Ltd., Class A 38,963 142,226
Guangdong Baolihua New
Energy Stock Co., Ltd., Class
A 30,000 23,184
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 249,300 137,196
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 58,400 87,100
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 66,000 166,151
Guangdong Dongpeng
Holdings Co., Ltd., Class A 50,900 43,805
Guangdong Dowstone
Technology Co., Ltd., Class A 25,200 99,327
Guangdong Electric Power
Development Co., Ltd., Class
A 36,600 34,980
Guangdong Ellington
Electronics Technology Co.,
Ltd., Class A 57,200 95,859
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 39,200 143,952
Guangdong Goworld Co., Ltd.,
Class A 40,000 87,115
Guangdong Guanhao High-
Tech Co., Ltd., Class A 107,000 75,798
Guangdong Haid Group Co.,
Ltd., Class A 18,000 131,674
*Guangdong HEC Technology
Holding Co., Ltd., Class A 95,000 492,217
Guangdong Hongda Holdings
Group Co., Ltd., Class A 32,600 173,298
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 25,300 37,067
Guangdong Huate Gas Co.,
Ltd. 3,624 99,878
*Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 23,882 175,401
Guangdong Kinlong Hardware
Products Co., Ltd., Class A 24,020 64,547
*Guangdong Land Holdings,
Ltd. 187,982 5,111
Guangdong Lingxiao Pump
Industry Co., Ltd. 26,500 72,995
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 112,277 206,729
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 22,500 32,932
Shares Value †
CHINA — (Continued)
Guangdong South New Media
Co., Ltd., Class A 17,200 $ 95,537
*Guangdong TCL Smart Home
Appliances Co., Ltd. 67,800 94,768
*Guangdong Topstar
Technology Co., Ltd., Class A 25,500 108,907
Guangdong Vanward New
Electric Co., Ltd., Class A 62,200 75,106
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 63,600 140,840
*Guangdong Yowant
Technology Group Co., Ltd.,
Class A 49,300 48,345
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 164,500 59,710
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 33,100 89,092
Guanghui Energy Co., Ltd.,
Class A 253,900 250,840
*Guanghui Logistics Co., Ltd. 29,400 25,216
Guangshen Railway Co., Ltd.,
Class H 1,208,950 368,839
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 19,000 140,518
Guangxi Liugong Machinery
Co., Ltd., Class A 144,600 204,444
Guangxi LiuYao Group Co.,
Ltd., Class A 34,700 85,019
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 49,335 28,089
*GuangYuYuan Chinese
Herbal Medicine Co., Ltd.,
Class A 8,000 19,624
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 131,230 167,678
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 170,000 362,623
Guangzhou Development
Group, Inc., Class A 146,900 152,870
*Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 16,800 211,710
Guangzhou Haige
Communications Group, Inc.
Co., Class A 57,100 134,553
Guangzhou Haoyang
Electronic Co., Ltd., Class A 7,200 39,328
Guangzhou KDT Machinery
Group Co., Ltd., Class A 33,840 101,089
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 26,000 103,888
Guangzhou Lingnan Group
Holdings Co., Ltd. 13,600 20,224

130
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Guangzhou Port Co., Ltd.,
Class A 52,800 $ 25,039
Guangzhou Restaurant Group
Co., Ltd., Class A 41,100 93,361
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 7,600 41,057
Guangzhou Sie Consulting
Co., Ltd., Class A 8,300 30,662
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 34,900 309,088
Guangzhou Wondfo Biotech
Co., Ltd., Class A 25,900 69,334
Guangzhou Yuexiu Capital
Holdings Group Co., Ltd.,
Class A 20,000 26,345
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 38,500 58,491
Guilin Layn Natural Ingredients
Corp. 15,700 20,175
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 48,300 101,162
Guizhou Chanhen Chemical
Corp., Class A 32,500 173,527
Guizhou Gas Group Corp.,
Ltd., Class A 35,800 33,901
Guizhou Guihang Automotive
Components Co., Ltd., Class A 14,500 29,075
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 145,300 117,604
Guizhou Qianyuan Power Co.,
Ltd. 13,900 41,258
Guizhou Sanli Pharmaceutical
Co., Ltd. 35,100 57,795
Guizhou Tyre Co., Ltd. 111,700 82,234
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 108,700 53,615
*Guizhou Zhenhua E-chem,
Inc., Class A 27,223 65,823
Guocheng Mining Co., Ltd.,
Class A 16,500 124,323
*Guoguang Electric Co., Ltd.,
Class A 23,100 38,137
Guomai Technologies, Inc.,
Class A 44,800 54,555
Guoquan Food Shanghai Co.,
Ltd., Class H 441,200 195,995
Guosen Securities Co., Ltd.,
Class A 18,000 28,242
*Guosheng Securities, Inc.,
Class A 33,760 62,457
ΩGuotai Haitong Securities
Co., Ltd., Class H 718,176 1,229,391
Guoyuan Securities Co., Ltd.,
Class A 54,800 58,952
#Gushengtang Holdings, Ltd. 140,700 533,434
H World Group, Ltd. 488,700 2,495,357
H World Group, Ltd.,
Sponsored ADR 22,000 1,136,080
Shares Value †
CHINA — (Continued)
Ω*Haichang Ocean Park
Holdings, Ltd. 841,000 $ 46,700
ΩHaidilao International
Holding, Ltd. 788,000 1,444,478
Haier Smart Home Co., Ltd.,
Class A 1,838,200 5,143,558
Hailir Pesticides and
Chemicals Group Co., Ltd.,
Class A 16,728 31,216
*Hainan Airlines Holding Co.,
Ltd., Class A 114,800 25,372
*Hainan Drinda New Energy
Technology Co., Ltd., Class A 8,907 105,139
*Hainan Haide Capital
Management Co., Ltd., Class
A 115,740 112,990
Hainan Jinpan Smart
Technology Co., Ltd. 17,275 222,753
*Hainan Meilan International
Airport Co., Ltd. 139,000 108,769
Hainan Mining Co., Ltd., Class
A 60,800 108,833
Hainan Strait Shipping Co.,
Ltd., Class A 112,700 140,208
Haisco Pharmaceutical Group
Co., Ltd., Class A 10,600 90,806
Haitian International Holdings,
Ltd. 553,000 1,490,903
Hand Enterprise Solutions Co.,
Ltd., Class A 31,900 92,539
Hangcha Group Co., Ltd.,
Class A 33,880 134,730
Hangxiao Steel Structure Co.,
Ltd., Class A 202,600 89,552
Hangzhou Advance Gearbox
Group Co., Ltd. 11,200 26,113
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 127,400 178,075
Hangzhou Dptech
Technologies Co., Ltd., Class
A 9,500 23,943
*Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 11,300 28,199
Hangzhou First Applied
Material Co., Ltd., Class A 36,780 100,881
Hangzhou GreatStar Industrial
Co., Ltd. 40,700 203,668
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 16,240 68,503
Hangzhou Honghua Digital
Technology Stock Co., Ltd.,
Class A 6,807 59,897
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 39,720 57,147
*Hangzhou Iron & Steel Co. 122,400 156,575
*Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 17,000 102,164

131
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Hangzhou Onechance Tech
Corp., Class A 14,300 $ 72,773
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 37,900 174,347
Hangzhou Robam Appliances
Co., Ltd., Class A 27,000 70,856
Ω*Hangzhou SF Intra-City
Industrial Co., Ltd., Class H 16,400 21,919
Hangzhou Shunwang
Technology Co., Ltd., Class A 32,300 119,417
Hangzhou Silan
Microelectronics Co., Ltd.,
Class A 8,200 34,685
Hangzhou Sunrise Technology
Co., Ltd. 50,900 107,799
ΩHangzhou Tigermed
Consulting Co., Ltd., Class H 57,700 295,801
Hangzhou Weiguang
Electronic Co., Ltd., Class A 7,200 34,217
Hangzhou Youngsun
Intelligent Equipment Co., Ltd. 12,100 21,641
Hangzhou Zhongtai Cryogenic
Technology Corp. 10,500 36,115
Hanking Gold International,
Ltd. 433,000 196,774
Han's Laser Technology
Industry Group Co., Ltd., Class
A 39,900 588,191
ΩHansoh Pharmaceutical
Group Co., Ltd. 164,000 776,691
Hanwei Electronics Group
Corp., Class A 4,300 27,031
Ω*Harbin Bank Co., Ltd., Class
H 1,511,000 73,296
Harbin Boshi Automation Co.,
Ltd., Class A 28,765 53,805
Harbin Electric Co., Ltd., Class
H 570,236 1,690,235
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 39,800 86,097
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 146,100 75,270
*Harbin Pharmaceutical Group
Co., Ltd., Class A 214,200 112,236
HBIS Resources Co., Ltd.,
Class A 75,200 184,909
Health & Happiness H&H
International Holdings, Ltd. 143,000 262,863
*Healthcare Co., Ltd., Class A 16,200 15,222
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 66,700 132,475
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 3,700 66,891
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 32,100 176,419
Hefei Jianghang Aircraft
Equipment Co., Ltd. 16,053 30,897
Shares Value †
CHINA — (Continued)
Hefei Meiya Optoelectronic
Technology, Inc., Class A 48,100 $ 123,341
*Hefei Urban Construction
Development Co., Ltd., Class
A 57,900 116,438
Heilongjiang Agriculture Co.,
Ltd., Class A 52,200 127,972
Henan Hengxing Science &
Technology Co., Ltd. 80,400 56,837
Henan Liliang Diamond Co.,
Ltd., Class A 18,400 145,453
Henan Lingrui Pharmaceutical
Co., Class A 38,200 125,016
Henan Mingtai Al Industrial
Co., Ltd., Class A 49,600 128,858
Henan Pinggao Electric Co.,
Ltd., Class A 75,600 242,988
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 94,300 443,458
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 52,790 214,255
Henan Thinker Automatic
Equipment Co., Ltd., Class A 24,100 92,275
*Henan Yicheng New Energy
Co., Ltd., Class A 115,500 76,072
Henan Yuguang Gold & Lead
Co., Ltd., Class A 80,400 173,336
*Henan Yuneng Holdings Co.,
Ltd., Class A 123,700 275,921
*Henan Zhongfu Industry Co.,
Ltd. 179,900 203,536
Henan Zhongyuan
Expressway Co., Ltd., Class A 153,000 90,470
Hengan International Group
Co., Ltd. 602,500 2,051,980
Hengbao Co., Ltd., Class A 20,000 41,655
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 55,000 152,466
Hengdian Group Tospo
Lighting Co., Ltd. 9,000 23,816
Hengli Petrochemical Co., Ltd.,
Class A 141,500 457,490
Hengtong Logistics Co., Ltd. 32,800 43,350
Hengtong Optic-electric Co.,
Ltd., Class A 118,000 1,134,690
Hengyi Petrochemical Co.,
Ltd., Class A 97,982 253,117
Hesteel Co., Ltd., Class A 469,600 160,145
Hexing Electrical Co., Ltd.,
Class A 21,900 92,057
HG Technologies Co., Ltd.,
Class A 8,100 19,063
Hgtech Co., Ltd., Class A 17,000 297,410
#Hisense Home Appliances
Group Co., Ltd., Class H 320,000 941,158
Hisense Visual Technology
Co., Ltd., Class A 1,200 4,496
*Hitevision Co., Ltd., Class A 10,200 38,562

132
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Hithink RoyalFlush Information
Network Co., Ltd., Class A 9,660 $ 332,258
HLA Group Corp., Ltd., Class
A 173,300 167,660
HMT Xiamen New Technical
Materials Co., Ltd., Class A 8,500 126,212
*Holitech Technology Co., Ltd.,
Class A 36,000 15,228
Hongfa Technology Co., Ltd.,
Class A 18,480 84,227
*Honghua Group, Ltd., Class A 1,248,000 30,747
Hongli Zhihui Group Co., Ltd.,
Class A 39,200 43,949
Hongrun Construction Group
Co., Ltd. 66,000 85,490
Hongta Securities Co., Ltd.,
Class A 40,964 44,967
*Hongyuan Green Energy Co.,
Ltd., Class A 45,100 143,307
*Hopson Development
Holdings, Ltd. 889,652 299,816
Horizon Construction
Development, Ltd. 924,000 106,156
Hoshine Silicon Industry Co.,
Ltd., Class A 4,900 31,986
Hoymiles Power Electronics,
Inc., Class A 4,285 70,625
Ω*Hua Medicine 178,500 76,333
Huaan Securities Co., Ltd.,
Class A 99,590 81,044
Huabao Flavours &
Fragrances Co., Ltd., Class A 9,700 23,539
*Huachangda Intelligent
Equipment Group Co., Ltd. 28,300 20,006
Huada Automotive Technology
Corp., Ltd., Class A 5,200 23,837
Huadian Heavy Industries Co.,
Ltd., Class A 33,000 42,793
#Huadian Power International
Corp., Ltd., Class H 868,000 470,911
Huadong Medicine Co., Ltd.,
Class A 35,900 175,235
Huafon Chemical Co., Ltd.,
Class A 89,800 154,566
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 70,400 54,405
*Huafu Fashion Co., Ltd.,
Class A 131,000 94,525
Huaibei Mining Holdings Co.,
Ltd., Class A 72,100 156,286
*Huaihe Energy Group Co.,
Ltd., Class A 240,800 127,231
Hualan Biological Engineering,
Inc., Class A 66,500 140,351
Huaming Power Equipment
Co., Ltd., Class A 36,400 130,473
Huaneng Power International,
Inc., Class H 1,356,000 1,081,857
Huangshan Novel Co., Ltd. 40,400 66,167
Shares Value †
CHINA — (Continued)
Huangshan Tourism
Development Co., Ltd., Class
A 34,400 $ 59,865
Huapont Life Sciences Co.,
Ltd., Class A 75,000 54,557
ΩHuatai Securities Co., Ltd.,
Class H 690,200 1,423,792
Huatu Cendes Co., Ltd. 900 6,557
Huaxi Securities Co., Ltd.,
Class A 84,800 108,229
Huaxia Bank Co., Ltd., Class A 170,400 171,838
Huaxin Building Materials
Group Co., Ltd., Class H 240,300 509,511
Huayu Automotive Systems
Co., Ltd., Class A 98,200 268,196
*Hubei Broadcasting &
Television Information Network
Co., Ltd., Class A 115,500 80,974
Hubei Chutian Smart
Communication Co., Ltd. 110,700 62,217
Hubei Energy Group Co., Ltd.,
Class A 94,400 67,149
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 20,900 333,367
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 41,600 168,596
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 65,920 314,918
Hubei Yihua Chemical Industry
Co., Ltd., Class A 60,800 150,390
Hubei Zhenhua Chemical Co.,
Ltd. 33,460 171,307
Huishang Bank Corp., Ltd.,
Class H 193,200 126,765
Ω*Huitongda Network Co.,
Ltd., Class H 26,400 23,422
*Huizhou CEE Technology,
Inc., Class A 19,000 32,953
Huizhou Desay Sv Automotive
Co., Ltd., Class A 4,200 63,359
Hunan Aihua Group Co., Ltd.,
Class A 25,600 74,413
*Hunan Corun New Energy
Co., Ltd., Class A 31,500 34,993
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 116,400 74,280
Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 130,800 118,120
Hunan Gold Corp., Ltd., Class
A 50,570 215,163
Hunan Jiudian Pharmaceutical
Co., Ltd. 33,500 63,005
*Hunan Kaimeite Gases Co.,
Ltd., Class A 21,800 63,208
*Hunan New Wellful Co., Ltd.,
Class A 83,500 68,684
*Hunan Silver Co., Ltd., Class
A 42,500 71,908

133
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Hunan Valin Steel Co., Ltd.,
Class A 170,800 $ 115,994
Hunan Zhongke Electric Co.,
Ltd., Class A 69,400 213,309
*HUTCHMED China, Ltd. 301,500 813,622
#*HUTCHMED China, Ltd.,
Sponsored ADR 2,110 28,358
Ω#*Hygeia Healthcare
Holdings Co., Ltd. 144,200 211,871
*Hytera Communications
Corp., Ltd., Class A 92,400 134,428
*HyUnion Holding Co., Ltd.,
Class A 59,100 62,972
*IAT Automobile Technology
Co., Ltd., Class A 31,900 45,896
Ω*iDreamSky Technology
Holdings, Ltd. 370,400 19,859
Iflytek Co., Ltd., Class A 9,500 66,449
IKD Co., Ltd., Class A 68,600 170,387
Ω*IMAX China Holding, Inc.,
Class A 106,100 101,851
Imeik Technology
Development Co., Ltd., Class
A 4,340 73,081
Industrial & Commercial Bank
of China, Ltd., Class H 9,878,460 8,864,921
Industrial Bank Co., Ltd., Class
A 189,100 496,251
Industrial Securities Co., Ltd.,
Class A 74,230 65,947
INESA Intelligent Tech, Inc. 7,000 22,304
Infore Environment
Technology Group Co., Ltd.,
Class A 190,400 378,161
Ω#*Ingdan, Inc. 260,000 70,030
Ingenic Semiconductor Co.,
Ltd., Class A 3,500 63,614
*INKON Life Technology Co.,
Ltd., Class A 31,500 51,867
Inmyshow Digital Technology
Group Co., Ltd., Class A 70,200 61,134
Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 254,500 100,573
Inner Mongolia Berun
Chemical Co., Ltd., Class A 194,300 254,807
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 126,000 596,773
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 82,260 188,663
*Inner Mongolia Furui Medical
Science Co., Ltd., Class A 9,200 67,812
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 308,086 252,066
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 59,700 370,310
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 76,800 308,668
Ω*Innovent Biologics, Inc. 30,000 344,663
Shares Value †
CHINA — (Continued)
Innuovo Technology Co., Ltd.,
Class A 47,300 $ 63,899
*Insigma Technology Co., Ltd.,
Class A 35,500 45,516
Inspur Digital Enterprise
Technology, Ltd. 568,000 164,590
*Inspur Software Co., Ltd.,
Class A 8,700 21,023
*International Business
Settlement Holdings, Ltd. 1,070,000 9,561
Intron Technology Holdings,
Ltd. 186,000 43,450
#*iQIYI, Inc., Sponsored ADR 442,641 522,316
iRay Group, Class A 7,412 124,312
IReader Technology Co., Ltd.,
Class A 8,000 29,296
*IRICO Display Devices Co.,
Ltd. 163,200 193,241
*J&T Global Express, Ltd. 1,424,600 1,782,171
*JA Solar Technology Co.,
Ltd., Class A 138,688 220,647
Jack Technology Co., Ltd.,
Class A 20,300 117,480
Jade Bird Integrated
Technologies Co., Ltd., Class
A 45,600 80,757
Jafron Biomedical Co., Ltd.,
Class A 43,100 120,109
Jangho Group Co., Ltd., Class
A 47,600 66,742
Jason Furniture Hangzhou
Co., Ltd., Class A 35,600 151,313
JCET Group Co., Ltd., Class A 30,300 202,049
JCHX Mining Management
Co., Ltd., Class A 16,000 145,894
Ω*JD Logistics, Inc. 1,692,300 3,262,005
Ω*Jenscare Scientific Co.,
Ltd., Class H 24,200 30,212
*Jia Yao Holdings, Ltd., Class
A 88,000 92,901
Jiajiayue Group Co., Ltd.,
Class A 39,800 63,029
Jiang Su Suyan Jingshen Co.,
Ltd. 51,900 82,571
Jiangling Motors Corp., Ltd.,
Class A 42,544 116,753
Jiangsu Ankura Intelligent
Power Co., Ltd., Class A 4,900 43,260
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 45,200 39,958
Jiangsu Azure Corp., Class A 56,900 172,057
*Jiangsu Baichuan High-tech
New Materials Co., Ltd. 68,700 104,171
*Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 34,500 114,977
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 203,700 115,678
Jiangsu Changbao Steeltube
Co., Ltd. 40,500 53,053

134
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Jiangsu Changshu Automotive
Trim Group Co., Ltd. 13,800 $ 27,207
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 280,137 300,131
Jiangsu Chint Power
Technology Co., Ltd., Class A 28,800 122,495
Jiangsu Cnano Technology
Co., Ltd., Class A 8,510 53,397
*Jiangsu Dagang Co., Ltd.,
Class A 24,600 59,445
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 61,500 267,879
*Jiangsu Eastern Shenghong
Co., Ltd., Class A 45,800 88,954
Jiangsu Etern Co., Ltd., Class
A 30,200 187,458
Jiangsu Expressway Co., Ltd.,
Class H 572,000 776,175
*Jiangsu General Science
Technology Co., Ltd. 49,600 33,830
Jiangsu Gian Technology Co.,
Ltd., Class A 11,000 66,943
Jiangsu Guomao Reducer Co.,
Ltd., Class A 19,500 44,837
Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 4,500 41,191
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 11,800 181,309
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 19,600 154,566
Jiangsu Hengshun Vinegar
Industry Co., Ltd., Class A 38,000 41,880
*Jiangsu Hongdou Industrial
Co., Ltd., Class A 72,200 29,166
Jiangsu Hongtian Technology
Co., Ltd., Class A 9,400 71,432
Jiangsu Huachang Chemical
Co., Ltd., Class A 61,300 60,561
*Jiangsu Huahong Technology
Stock Co., Ltd., Class A 17,300 65,251
Jiangsu Huaxicun Co., Ltd.,
Class A 39,300 41,300
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 135,800 91,032
Jiangsu Jibeier Pharmaceutical
Co., Ltd. 5,072 20,786
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 38,000 161,013
*Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 38,800 76,551
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 27,000 108,437
Jiangsu Leili Motor Co., Ltd. 6,720 41,831
Shares Value †
CHINA — (Continued)
Jiangsu Lianyungang Port Co.,
Ltd. 56,800 $ 39,821
Jiangsu Lihua Foods Group
Co., Ltd. 48,920 162,891
Jiangsu Linyang Energy Co.,
Ltd., Class A 117,900 104,917
*Jiangsu Lopal Tech Group
Co., Ltd., Class A 23,100 112,147
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 14,880 112,204
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 53,500 175,557
Jiangsu Olive Sensors High-
Tech Co., Ltd., Class A 15,400 18,392
Jiangsu Pacific Precision
Forging Co., Ltd. 26,700 44,198
Jiangsu Pacific Quartz Co.,
Ltd., Class A 17,550 141,739
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 96,900 133,741
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 113,000 164,728
Jiangsu Rainbow Heavy
Industries Co., Ltd. 79,800 76,385
Jiangsu Rongtai Industry Co.,
Ltd., Class A 6,200 29,610
*Jiangsu Sanfame Polyester
Material Co., Ltd., Class A 124,900 46,433
Jiangsu Shemar Electric Co.,
Ltd. 14,500 129,352
Jiangsu Shentong Valve Co.,
Ltd. 63,300 149,348
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 83,300 94,488
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 23,680 257,167
Jiangsu Soho High Hope
Group Corp., Class A 104,800 43,716
Jiangsu Sopo Chemical Co.,
Class A 51,200 62,048
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 138,600 100,821
Jiangsu ToLand Alloy Co.,
Ltd., Class A 20,200 116,132
Jiangsu Xinquan Automotive
Trim Co., Ltd. 11,400 102,448
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 10,300 74,216
Jiangsu Yangnong Chemical
Co., Ltd., Class A 17,970 190,264
*Jiangsu Yinhe Electronics
Co., Ltd., Class A 56,100 66,755
Jiangsu Yoke Technology Co.,
Ltd., Class A 6,300 78,110
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 24,900 106,709

135
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 125,340 $ 83,654
Jiangsu Zhongtian Technology
Co., Ltd., Class A 43,900 212,806
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 250,000 98,429
Jiangxi Bank Co., Ltd., Class H 102,000 8,984
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 39,000 54,284
*Jiangxi Fushine
Pharmaceutical Co., Ltd.,
Class A 30,600 86,528
Jiangxi Ganneng Co., Ltd.,
Class A 66,800 122,017
Jiangxi Ganyue Expressway
Co., Ltd., Class A 161,100 104,455
Jiangxi Guotai Group Co., Ltd.,
Class A 14,800 30,045
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 13,900 25,410
*Jiangxi Special Electric Motor
Co., Ltd., Class A 20,000 46,982
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 9,360 38,729
Jiangyin Haida Rubber and
Plastic Co., Ltd. 66,000 91,866
*Jiangyin Hengrun Heavy
Industries Co., Ltd., Class A 16,400 62,697
Jianmin Pharmaceutical Group
Co., Ltd., Class A 3,600 16,698
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 81,400 158,336
Jiayin Group, Inc., ADR 23,358 110,250
Jiayou International Logistics
Co., Ltd., Class A 102,279 190,715
Jiaze Renewables Co., Ltd. 185,300 152,962
*Jihua Group Corp., Ltd.,
Class A 177,800 76,248
*Jilin Chemical Fibre, Class A 130,000 97,229
*Jilin Quanyangquan Co., Ltd. 30,500 37,007
*Jinbei Automotive Co., Ltd.,
Class A 99,900 58,779
#*<Jinchuan Group
International Resources Co.,
Ltd. 963,000 14,752
Jinduicheng Molybdenum Co.,
Ltd., Class A 111,500 319,534
Jinghua Pharmaceutical Group
Co., Ltd., Class A 58,800 64,718
Jingjin Equipment, Inc., Class
A 42,700 117,181
Jinhong Gas Co., Ltd., Class A 33,507 171,106
Jinhui Liquor Co., Ltd., Class A 32,500 84,480
JinkoSolar Holding Co., Ltd.,
Sponsored ADR 30,111 703,092
Jinlei Technology Co., Ltd.,
Class A 61,300 271,673
Jinlongyu Group Co., Ltd. 8,900 35,093
Shares Value †
CHINA — (Continued)
Jinmao Property Services Co.,
Ltd. 169,129 $ 55,270
*Jinneng Holding Shanxi
Electric Power Co., Ltd., Class
A 161,600 89,405
Jinneng Science&Technology
Co., Ltd., Class A 75,600 74,246
Ω*Jinxin Fertility Group, Ltd. 2,191,000 668,453
Jinyu Bio-Technology Co.,
Ltd., Class A 52,600 112,324
Jinzai Food Group Co., Ltd. 40,800 67,300
JiuGui Liquor Co., Ltd., Class
A 3,900 24,374
ΩJiumaojiu International
Holdings, Ltd. 547,000 122,196
Jiuzhitang Co., Ltd., Class A 30,400 42,937
Jizhong Energy Resources
Co., Ltd., Class A 189,013 155,474
JL Mag Rare-Earth Co., Ltd.,
Class A 9,470 45,684
JL Mag Rare-Earth Co., Ltd.,
Class H 24,600 61,298
JNBY Design, Ltd. 161,000 440,226
Joinn Laboratories China Co.,
Ltd., Class A 23,500 133,694
ΩJoinn Laboratories China
Co., Ltd., Class H 43,700 119,936
Jointo Energy Investment Co.,
Ltd., Class A 76,000 105,896
Jointown Pharmaceutical
Group Co., Ltd., Class A 129,123 97,707
*Jolywood Suzhou Sunwatt
Co., Ltd. 56,200 83,243
Jones Tech PLC, Class A 16,900 134,510
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 39,350 119,680
Joyoung Co., Ltd., Class A 32,100 51,117
JS Corrugating Machinery Co.,
Ltd., Class A 36,900 55,628
Ω#*JS Global Lifestyle Co.,
Ltd. 472,000 103,634
JSTI Group, Class A 71,800 71,040
*Ju Teng International
Holdings, Ltd. 502,000 259,531
Juneyao Airlines Co., Ltd.,
Class A 54,200 90,752
Jutal Offshore Oil Services,
Ltd. 16,333 938
Jutze Intelligent Technology
Co., Ltd. 8,500 24,994
Kailuan Energy Chemical Co.,
Ltd., Class A 66,800 57,587
Kaishan Group Co., Ltd.,
Class A 31,300 140,962
*KBC Corp., Ltd., Class A 7,373 26,752
KE Holdings, Inc., Class A 690,900 3,732,425
Keboda Technology Co., Ltd.,
Class A 15,100 118,791

136
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Keda Industrial Group Co.,
Ltd., Class A 49,100 $ 138,338
*Keep, Inc. 202,500 77,549
Keeson Technology Corp.,
Ltd., Class A 8,300 20,530
Kehua Data Co., Ltd., Class A 20,500 182,696
Keli Sensing Technology
Ningbo Co., Ltd. 7,700 63,337
Keshun Waterproof
Technologies Co., Ltd., Class
A 56,300 56,116
Kidswant Children Products
Co., Ltd., Class A 80,400 104,025
Kinetic Development Group,
Ltd. 2,314,000 688,255
Kingboard Holdings, Ltd. 473,500 2,666,771
Kingboard Laminates
Holdings, Ltd. 761,500 3,373,104
*KingClean Electric Co., Ltd.,
Class A 18,500 86,755
*Kingdee International
Software Group Co., Ltd. 732,000 798,928
Kingfa Sci & Tech Co., Ltd.,
Class A 86,300 216,623
Kingnet Network Co., Ltd.,
Class A 44,500 117,106
*Kingsoft Cloud Holdings, Ltd. 372,000 362,325
KPC Pharmaceuticals, Inc.,
Class A 47,200 65,629
Kuaijishan Shaoxing Wine
Co., Ltd. 64,800 169,295
ΩKuaishou Technology, Class
B 1,646,100 9,014,545
Kuangda Technology Group
Co., Ltd., Class A 42,600 37,784
Kunlun Energy Co., Ltd. 3,742,000 3,601,682
*Kunlun Tech Co., Ltd., Class
A 37,800 270,318
Kunming Chuan Jin Nuo
Chemical Co., Ltd. 17,400 64,406
Kunshan Dongwei Technology
Co., Ltd., Class A 5,224 46,717
Kunshan Huguang Auto
Harness Co., Ltd. 24,800 82,578
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 12,400 93,975
*Kunwu Jiuding Investment
Holdings Co., Ltd., Class A 22,100 35,128
Kweichow Moutai Co., Ltd.,
Class A 9,546 1,934,796
*Kyland Technology Co., Ltd.,
Class A 7,200 19,548
Lakala Payment Co., Ltd.,
Class A 33,100 130,513
Lancy Co., Ltd., Class A 39,200 92,315
*Landai Technology Group
Corp., Ltd. 59,900 82,586
*Lanzhou LS Heavy
Equipment Co., Ltd., Class A 37,900 46,762
Shares Value †
CHINA — (Continued)
Lao Feng Xiang Co., Ltd.,
Class A 18,295 $ 105,528
Laobaixing Pharmacy Chain
JSC, Class A 61,528 126,076
Launch Tech Co., Ltd., Class
H 137,500 138,663
LB Group Co., Ltd., Class A 81,700 202,207
LC Logistics, Inc. 32,400 19,398
Lee & Man Chemical Co., Ltd. 162,300 101,933
Lee & Man Paper
Manufacturing, Ltd. 1,192,600 513,044
Lee's Pharmaceutical
Holdings, Ltd. 238,000 34,027
Ω*Legend Holdings Corp.,
Class H 567,000 689,773
Lenovo Group, Ltd. 6,652,000 9,918,029
Lens Technology Co., Ltd.,
Class A 211,300 794,499
Leo Group Co., Ltd., Class A 259,256 244,748
Leoch International
Technology, Ltd. 276,000 32,414
Lepu Medical Technology
Beijing Co., Ltd., Class A 36,100 75,821
LEPU ScienTech Medical
Technology Shanghai Co.,
Ltd., Class H 9,000 13,247
Leshan Giantstar Farming &
Husbandry Corp., Ltd. 40,900 112,601
Levima Advanced Materials
Corp., Class A 13,000 45,836
Leyard Optoelectronic Co.,
Ltd., Class A 57,300 53,339
*Li Auto, Inc., Class A 702,500 6,057,619
#*Li Auto, Inc., Class A, ADR 1,398 24,926
Li Ning Co., Ltd. 2,169,500 5,599,782
*LianChuang Electronic
Technology Co., Ltd., Class A 17,900 20,121
Lianhe Chemical Technology
Co., Ltd., Class A 79,500 192,573
*Lianlian Digitech Co., Ltd.,
Class H 32,000 23,325
Liaoning Chengda
Biotechnology Co., Ltd., Class
A 25,577 86,288
Liaoning Energy Industry Co.,
Ltd., Class A 225,900 131,592
Liaoning Port Co., Ltd., Class
H 278,000 30,519
Lier Chemical Co., Ltd., Class
A 63,800 120,459
*Lifetech Scientific Corp. 1,534,000 422,970
Lijiang Yulong Tourism Co.,
Ltd., Class A 16,800 23,286
*Linewell Software Co., Ltd. 15,400 20,196
Lingbao Gold Group Co., Ltd.,
Class H 351,500 929,705
Lingyi iTech Guangdong Co.,
Class A 143,600 295,508
*Liuzhou Iron & Steel Co., Ltd.,
Class A 127,000 84,947

137
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Livzon Pharmaceutical Group,
Inc., Class H 141,256 $ 507,773
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 40,000 124,935
#LK Technology Holdings, Ltd. 450,000 155,673
Loncin Motor Co., Ltd., Class A 109,600 246,395
Ω#Longfor Group Holdings,
Ltd. 1,764,019 1,805,959
Longhua Technology Group
Luoyang Co., Ltd., Class A 37,100 57,396
*LONGi Green Energy
Technology Co., Ltd., Class A 33,176 79,925
Longshine Technology Group
Co., Ltd., Class A 25,100 50,109
*Lotus Holdings Co., Ltd. 114,000 178,867
Lucky Harvest Co., Ltd. 17,941 77,280
Luolai Lifestyle Technology
Co., Ltd., Class A 57,000 93,938
Luoniushan Co., Ltd., Class A 78,400 75,504
*Luoxin Pharmaceuticals
Group Stock Co., Ltd., Class A 51,000 41,279
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 22,000 137,944
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 46,800 44,866
Luxi Chemical Group Co., Ltd.,
Class A 107,400 268,172
Luxshare Precision Industry
Co., Ltd., Class A 73,800 723,704
Luyang Energy-Saving
Materials Co., Ltd. 30,400 43,916
Ω*Luye Pharma Group, Ltd. 1,944,500 637,928
Luzhou Laojiao Co., Ltd.,
Class A 3,600 52,743
Lygend Resources &
Technology Co., Ltd., Class H 119,200 182,138
*Maanshan Iron & Steel Co.,
Ltd., Class H 936,000 303,487
Maccura Biotechnology Co.,
Ltd., Class A 43,300 66,480
Mango Excellent Media Co.,
Ltd., Class A 66,000 187,789
Ω#Maoyan Entertainment 415,460 316,086
*Maoye Commercial Co., Ltd.,
Class A 62,400 45,665
Maxscend Microelectronics
Co., Ltd., Class A 2,300 33,535
Maxvision Technology Corp.,
Class A 10,700 84,302
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 30,400 115,818
MeiG Smart Technology Co.,
Ltd., Class A 6,500 37,169
Meihua Holdings Group Co.,
Ltd., Class A 90,700 131,689
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 224,000 178,024
Ω*Meitu, Inc. 982,500 521,742
Ω*Meituan, Class B 778,300 8,271,067
Shares Value †
CHINA — (Continued)
Mesnac Co., Ltd., Class A 32,400 $ 32,104
#Metallurgical Corp. of China,
Ltd., Class H 2,130,000 429,603
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 127,400 67,874
#MicroPort NeuroScientific
Corp. 10,097 13,366
*Microport Scientific Corp. 202,800 225,484
Micro-Tech Nanjing Co., Ltd. 12,701 158,048
Midea Group Co., Ltd., Class A 80,700 957,909
Midea Group Co., Ltd., Class
H 10,700 122,520
Ω*Midea Real Estate Holding,
Ltd. 243,400 100,980
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 12,100 100,716
Ming Yang Smart Energy
Group, Ltd., Class A 74,900 173,647
*Mingfa Group International
Co., Ltd. 589,000 7,143
MINISO Group Holding, Ltd. 420,600 1,520,522
*Minmetals Development Co.,
Ltd., Class A 63,100 102,698
Minth Group, Ltd. 706,000 3,071,387
*Miracle Automation
Engineering Co., Ltd. 10,300 35,005
MLS Co., Ltd., Class A 71,600 99,451
*MMG, Ltd. 3,856,799 4,091,272
Ω*Mobvista, Inc. 402,000 836,458
Monalisa Group Co., Ltd.,
Class A 9,500 15,072
Montage Technology Co., Ltd.,
Class A 2,439 61,864
*Montnets Cloud Technology
Group Co., Ltd., Class A 13,600 18,870
Moon Environment Technology
Co., Ltd., Class A 73,580 268,695
Morimatsu International
Holdings Co., Ltd. 341,000 305,578
Motic Xiamen Electric Group
Co., Ltd. 10,200 22,841
Muyuan Foods Co., Ltd., Class
A 85,100 556,759
MYS Group Co., Ltd., Class A 111,500 55,486
Nancal Technology Co., Ltd. 14,600 83,766
*Nanfang Pump Industry Co.,
Ltd., Class A 124,300 88,053
Nanhua Futures Co., Ltd. 33,700 103,334
NanJi E-Commerce Co., Ltd.,
Class A 137,600 61,023
Nanjing Cosmos Chemical
Co., Ltd. 24,480 50,018
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 19,500 137,509
Nanjing Iron & Steel Co., Ltd.,
Class A 181,200 142,948

138
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 58,872 $ 79,101
Nanjing Pharmaceutical Group
Co., Ltd. 149,100 115,224
Nanjing Securities Co., Ltd.,
Class A 39,600 42,600
*Nanjing Tanker Corp. 345,900 226,808
Nantong Jianghai Capacitor
Co., Ltd., Class A 48,000 269,424
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 26,200 110,823
NARI Technology Co., Ltd.,
Class A 82,816 314,786
*National Silicon Industry
Group Co., Ltd., Class A 11,354 34,250
NAURA Technology Group
Co., Ltd., Class A 1,890 148,545
*NavInfo Co., Ltd., Class A 81,000 107,054
NBTM New Materials Group
Co., Ltd., Class A 32,200 160,615
NetDragon Websoft Holdings,
Ltd. 163,500 179,910
Ω#*NetEase Cloud Music, Inc. 27,350 401,500
NetEase, Inc. 179,200 4,094,693
NetEase, Inc., Sponsored ADR 51,116 6,006,641
Neusoft Corp., Class A 64,300 83,194
Neutech Group, Ltd. 77,600 23,675
New China Life Insurance Co.,
Ltd., Class H 768,800 5,024,740
New Guomai Digital Culture
Co., Ltd., Class A 12,700 23,049
New Hope Dairy Co., Ltd.,
Class A 42,500 123,848
New Hope Liuhe Co., Ltd.,
Class A 102,300 130,713
*New Journey Health
Technology Group Co., Ltd. 186,900 63,190
New Trend International Logis-
Tech Co., Ltd. 12,700 21,302
Neway Valve Suzhou Co.,
Ltd., Class A 20,100 184,574
#*Newborn Town, Inc. 272,000 320,480
Newland Digital Technology
Co., Ltd., Class A 57,000 165,936
Nexteer Automotive Group,
Ltd. 918,000 563,661
*Nine Dragons Paper
Holdings, Ltd. 1,508,000 1,216,602
Ningbo Boway Alloy Material
Co., Ltd. 54,000 138,392
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 26,400 77,589
Ningbo Huaxiang Electronic
Co., Ltd., Class A 67,200 256,020
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 65,600 116,849
Ningbo Jintian Copper Group
Co., Ltd. 96,200 142,772
Shares Value †
CHINA — (Continued)
Ningbo Joyson Electronic
Corp., Class A 88,300 $ 368,587
Ningbo KBE Electrical
Technology Co., Ltd. 8,200 68,638
Ningbo Orient Wires & Cables
Co., Ltd., Class A 20,800 189,145
Ningbo Peacebird Fashion
Co., Ltd., Class A 27,600 57,484
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 30,440 155,177
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 42,000 123,313
*Ningbo Shanshan Co., Ltd.,
Class A 72,900 177,653
Ningbo Sunrise Elc
Technology Co., Ltd. 15,400 75,621
Ningbo Tuopu Group Co., Ltd.,
Class A 16,274 143,248
Ningbo Xusheng Group Co.,
Ltd., Class A 42,252 95,297
Ningbo Yongxin Optics Co.,
Ltd., Class A 3,000 50,390
Ningbo Yunsheng Co., Ltd.,
Class A 74,800 145,279
Ningbo Zhoushan Port Co.,
Ltd., Class A 81,900 44,352
Ningxia Baofeng Energy Group
Co., Ltd., Class A 136,500 613,339
Ningxia Building Materials
Group Co., Ltd., Class A 35,100 66,323
Ningxia Orient Tantalum
Industry Co., Ltd. 16,700 107,229
Ningxia Western Venture
Industrial Co., Ltd. 90,800 62,462
*NIO, Inc., Class A 56,310 353,656
*Niu Technologies, ADR 24,899 77,187
NKY Medical Holdings, Ltd.,
Class A 28,000 77,537
ΩNongfu Spring Co., Ltd.,
Class H 464,200 2,773,201
Norinco International
Cooperation, Ltd., Class A 60,400 113,067
North Chemical Industries Co.,
Ltd., Class A 15,200 54,194
North China Pharmaceutical
Co., Ltd. 96,600 73,662
North Copper Co., Ltd., Class
A 59,558 125,003
*North Electro-Optic Co., Ltd. 14,400 46,094
North Huajin Chemical
Industries Co., Ltd., Class A 112,700 93,857
*North Industries Group Red
Arrow Co., Ltd., Class A 24,000 62,315
Northeast Pharmaceutical
Group Co., Ltd., Class A 125,200 90,340
Northeast Securities Co., Ltd.,
Class A 111,400 141,362
Northking Information
Technology Co., Ltd., Class A 20,188 44,262

139
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*NSFOCUS Technologies
Group Co., Ltd., Class A 27,900 $ 29,973
*Nuode New Materials Co.,
Ltd., Class A 82,800 130,277
NYOCOR Co., Ltd., Class A 86,400 98,637
Ocean's King Lighting Science
& Technology Co., Ltd., Class
A 32,200 29,880
Ω#*Ocumension Therapeutics 163,000 153,975
*Offcn Education Technology
Co., Ltd., Class A 179,400 69,582
Offshore Oil Engineering Co.,
Ltd., Class A 173,400 171,818
*OFILM Group Co., Ltd., Class
A 26,900 34,293
Olympic Circuit Technology
Co., Ltd., Class A 14,200 109,425
OmniVision Integrated Circuits
Group, Inc. 3,100 44,601
Onewo, Inc., Class H 190,900 411,347
Oppein Home Group, Inc.,
Class A 18,800 129,326
Opple Lighting Co., Ltd., Class
A 24,200 71,760
OPT Machine Vision Tech Co.,
Ltd., Class A 2,600 41,597
ORG Technology Co., Ltd.,
Class A 201,300 162,045
Orient International Enterprise,
Ltd., Class A 125,900 130,095
ΩOrient Securities Co., Ltd.,
Class H 875,600 690,756
*Oriental Energy Co., Ltd.,
Class A 105,100 123,831
*Ourpalm Co., Ltd., Class A 82,000 60,129
Ovctek China, Inc., Class A 35,300 74,502
*Pacific Securities Co., Ltd.
(The), Class A 40,900 22,029
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 49,570 86,700
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 120,100 63,984
*Pantum Technology Co., Ltd.,
Class A 22,500 63,097
*PCI Technology Group Co.,
Ltd., Class A 150,800 117,862
*PDD Holdings, Inc.,
Sponsored ADR 81,588 8,149,009
Ω*Peijia Medical, Ltd. 195,000 154,083
*<Pengdu Agriculture & Animal
Husbandry Co., Ltd., Class A 258,600 –
*Pengxin International Mining
Co., Ltd., Class A 157,800 189,156
People.cn Co., Ltd., Class A 12,200 33,891
People's Insurance Co. Group
of China, Ltd. (The), Class H 4,592,000 3,118,486
*Perennial Energy Holdings,
Ltd. 240,000 30,637
Shares Value †
CHINA — (Continued)
Perfect World Co., Ltd., Class
A 35,200 $ 78,361
#Persistence Gold Group, Ltd. 1,065,000 149,545
PetroChina Co., Ltd., Class H 7,432,000 11,413,047
#*Phancy Group Co., Ltd.,
Class H 17,700 84,504
PharmaBlock Sciences
Nanjing, Inc., Class A 14,400 83,989
ΩPharmaron Beijing Co., Ltd.,
Class H 185,925 499,360
PhiChem Corp., Class A 18,400 81,896
PICC Property & Casualty Co.,
Ltd., Class H 2,751,753 4,921,278
Ping An Bank Co., Ltd., Class
A 344,500 579,348
Ping An Insurance Group Co.
of China, Ltd. 2,036,500 16,377,788
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 195,740 246,954
PNC Process Systems Co.,
Ltd., Class A 20,620 75,058
POCO Holding Co., Ltd., Class
A 4,200 59,388
*Polaris Bay Group Co., Ltd.,
Class A 157,300 144,353
Poly Developments and
Holdings Group Co., Ltd.,
Class A 52,900 47,539
Poly Property Group Co., Ltd. 1,735,646 427,611
*Pony Testing International
Group Co., Ltd., Class A 26,731 37,755
ΩPop Mart International
Group, Ltd. 225,400 4,523,106
*Porton Pharma Solutions,
Ltd., Class A 23,400 72,642
ΩPostal Savings Bank of
China Co., Ltd., Class H 1,571,000 1,006,723
Pou Sheng International
Holdings, Ltd., Class A 1,798,000 89,513
Power Construction Corp. of
China, Ltd., Class A 141,800 116,016
*Powerwin Tech Group, Ltd. 128,000 10,294
Precision Tsugami China
Corp., Ltd. 45,000 274,007
Prinx Chengshan Holdings,
Ltd. 114,000 116,565
*Productive Technologies Co.,
Ltd. 1,238,000 109,044
Pulike Biological Engineering,
Inc. 11,100 19,447
Puyang Huicheng Electronic
Material Co., Ltd., Class A 17,700 37,823
Pylon Technologies Co., Ltd.,
Class A 15,994 180,064
Q Technology Group Co., Ltd. 440,000 457,201
*Qi An Xin Technology Group,
Inc. 12,106 53,351
Qianhe Condiment and Food
Co., Ltd., Class A 75,764 101,464

140
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Qiming Information
Technology Co, Ltd., Class A 7,600 $ 19,666
Qinchuan Machine Tool & Tool
Group Share Co., Ltd., Class A 33,100 53,823
Qingdao East Steel Tower
Stock Co., Ltd., Class A 47,200 165,730
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 14,700 28,013
Qingdao Gaoce Technology
Co., Ltd., Class A 77,609 151,870
Qingdao Gon Technology Co.,
Ltd., Class A 20,200 156,104
Qingdao Haier Biomedical Co.,
Ltd., Class A 12,016 55,223
Qingdao Hanhe Cable Co.,
Ltd., Class A 172,900 220,669
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class A 12,880 26,354
Qingdao Huicheng
Environmental Technology
Group Co., Ltd. 7,700 78,687
Qingdao NovelBeam
Technology Co., Ltd. 4,104 66,074
ΩQingdao Port International
Co., Ltd., Class H 428,000 417,961
Qingdao Rural Commercial
Bank Corp., Class A 306,100 136,197
Qingdao Sentury Tire Co.,
Ltd., Class A 54,500 137,041
Qingdao TGOOD Electric Co.,
Ltd., Class A 21,500 92,830
Qinghai Huzhu TianYouDe
Highland Barley Spirit Co.,
Ltd., Class A 15,400 18,235
*Qinghai Salt Lake Industry
Co., Ltd., Class A 100,100 575,633
Qinhuangdao Port Co., Ltd.,
Class H 334,000 105,737
Queclink Wireless Solutions
Co., Ltd., Class A 14,500 31,133
Quectel Wireless Solutions
Co., Ltd., Class A 13,600 143,915
Quick Intelligent Equipment
Co., Ltd. 14,500 99,491
*Qunabox Group, Ltd. 76,900 146,658
*Quzhou DFP New Material
Group Co., Ltd. 132,600 88,111
*Radiance Holdings Group
Co., Ltd. 68,000 9,114
Rainbow Digital Commercial
Co., Ltd., Class A 102,600 82,743
Rayhoo Motor Dies Co., Ltd. 26,000 114,087
Raytron Technology Co., Ltd.,
Class A 5,081 108,583
Red Avenue New Materials
Group Co., Ltd., Class A 5,700 45,017
Ω#*Red Star Macalline Group
Corp., Ltd., Class H 514,739 92,648
Shares Value †
CHINA — (Continued)
Renhe Pharmacy Co., Ltd.,
Class A 74,900 $ 62,377
*REPT BATTERO Energy Co.,
Ltd., Class H 61,200 138,122
Rianlon Corp., Class A 25,700 163,287
Richinfo Technology Co., Ltd.,
Class A 8,800 29,096
*Risen Energy Co., Ltd., Class
A 102,800 266,917
Riyue Heavy Industry Co.,
Ltd., Class A 54,300 101,330
Rizhao Port Co., Ltd., Class A 311,200 134,822
Rockchip Electronics Co., Ltd.,
Class A 2,500 66,924
*RongFa Nuclear Equipment
Co., Ltd., Class A 46,100 50,537
Rongsheng Petrochemical
Co., Ltd., Class A 176,800 360,983
*Roshow Technology Co., Ltd.,
Class A 70,000 78,787
Ruida Futures Co., Ltd., Class
A 39,000 141,334
Runjian Co., Ltd., Class A 15,600 136,265
*Ruyi Film Entertainment Co.,
Ltd., Class A 71,500 105,800
Sai Micro Electronics, Inc.,
Class A 19,500 130,773
Sailun Group Co., Ltd., Class
A 114,200 232,667
Sanan Optoelectronics Co.,
Ltd., Class A 32,800 65,625
Sanchuan Wisdom Technology
Co., Ltd., Class A 25,600 23,381
*SanFeng Intelligent
Equipment Group Co., Ltd.,
Class A 23,200 23,260
Sangfor Technologies, Inc.,
Class A 6,000 102,905
Sanjiang Shopping Club Co.,
Ltd., Class A 14,900 29,746
Sanquan Food Co., Ltd., Class
A 51,770 108,960
*Sansteel Minguang Co., Ltd.
Fujian, Class A 160,600 80,390
Sansure Biotech, Inc., Class A 31,544 79,179
Sany Heavy Equipment
International Holdings Co., Ltd. 847,000 1,166,635
Sany Heavy Industry Co., Ltd.,
Class A 70,800 210,876
Satellite Chemical Co., Ltd.,
Class A 66,800 289,400
SDIC Capital Co., Ltd., Class A 55,300 54,310
SDIC Power Holdings Co.,
Ltd., Class A 41,200 82,191
Sealand Securities Co., Ltd.,
Class A 209,050 119,635
#*Seazen Group, Ltd. 2,038,952 577,817
*Seazen Holdings Co., Ltd.,
Class A 66,800 144,504

141
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*<S-Enjoy Service Group Co.,
Ltd. 234,000 $ 15,682
Seres Group Co., Ltd., Class A 9,100 118,206
SF Holding Co., Ltd. 185,200 836,902
SF Holding Co., Ltd., Class A 108,479 589,046
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 132,800 75,998
Shaanxi Coal Industry Co.,
Ltd., Class A 256,500 980,972
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 139,400 71,002
*Shaanxi Fenghuo Electronics
Co., Ltd., Class A 13,300 18,512
*Shaanxi Heimao Coking Co.,
Ltd., Class A 100,300 59,014
ShaanXi Provincial Natural
Gas Co., Ltd., Class A 44,200 51,301
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 190,650 291,597
Shandong Bohui Paper
Industrial Co., Ltd., Class A 96,700 89,873
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 38,488 91,709
Shandong Dawn Polymer Co.,
Ltd., Class A 13,500 59,356
Shandong Denghai Seeds Co.,
Ltd., Class A 38,300 57,402
Shandong Dongyue Silicone
Material Co., Ltd., Class A 37,700 83,761
ΩShandong Gold Mining Co.,
Ltd., Class H 256,250 927,685
*Shandong Haihua Co., Ltd.,
Class A 238,000 207,264
Shandong Head Group Co.,
Ltd., Class A 24,700 96,669
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 32,600 417,261
Shandong Hi-speed Co., Ltd.,
Class A 24,201 37,901
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 115,100 93,329
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 44,800 252,446
Shandong Huatai Paper
Industry Shareholding Co., Ltd. 118,800 67,639
Shandong Humon Smelting
Co., Ltd., Class A 50,891 123,720
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 16,200 36,799
Shandong Jinjing Science &
Technology Co., Ltd., Class A 101,400 86,969
Shandong Linglong Tyre Co.,
Ltd., Class A 78,300 151,504
Shares Value †
CHINA — (Continued)
*Shandong Longda Meishi
Co., Ltd., Class A 56,600 $ 23,693
Shandong Lukang Pharma 68,900 82,087
Shandong Nanshan Aluminum
Co., Ltd., Class A 245,700 193,112
Shandong New Beiyang
Information Technology Co.,
Ltd., Class A 47,600 51,276
Shandong Pharmaceutical
Glass Co., Ltd., Class A 34,700 94,668
Shandong Publishing & Media
Co., Ltd., Class A 42,300 46,186
Shandong Sun Paper Industry
JSC, Ltd., Class A 108,800 234,246
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 13,300 164,976
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 644,400 282,973
Shandong WIT Dyne Health
Co., Ltd., Class A 26,100 110,629
Shandong Xiantan Group Co.,
Ltd. 45,100 42,246
#Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 139,200 109,992
Shandong Yisheng Livestock
& Poultry Breeding Co., Ltd.,
Class A 60,400 99,100
Shanghai Acrel Co., Ltd. 8,700 30,790
*Shanghai Aerospace
Automobile Electromechanical
Co., Ltd., Class A 59,700 126,786
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 18,600 41,870
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 6,253 84,748
Shanghai AtHub Co., Ltd.,
Class A 33,795 182,569
Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 50,700 141,436
Shanghai Baolong Automotive
Corp., Class A 15,600 77,265
Shanghai Baosight Software
Co., Ltd., Class A 13,584 45,092
Shanghai Baosteel Packaging
Co., Ltd., Class A 83,600 63,015
Shanghai Belling Co., Ltd.,
Class A 11,700 49,147
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 1,671 34,675
Shanghai Bright Meat Group
Co., Ltd., Class A 78,300 67,386
Shanghai Chinafortune Co.,
Ltd., Class A 43,300 89,612
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 84,300 158,795

142
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Shanghai Construction Group
Co., Ltd., Class A 601,084 $ 237,536
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 79,664 127,558
Shanghai Datun Energy
Resources Co., Ltd., Class A 52,800 107,264
*Shanghai DZH, Ltd., Class A 17,800 26,678
*Shanghai Electric Group Co.,
Ltd., Class H 874,000 434,002
Shanghai Electric Power Co.,
Ltd., Class A 58,300 145,060
Shanghai Environment Group
Co., Ltd., Class A 78,260 93,811
*Shanghai Feilo Acoustics Co.,
Ltd., Class A 35,600 35,900
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class A 32,100 45,667
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 223,500 545,216
Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 67,000 332,359
Shanghai Fudan-Zhangjiang
Bio-Pharmaceutical Co., Ltd.,
Class H 79,000 28,640
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 9,000 77,784
Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 10,416 37,823
*Shanghai Gench Education
Group, Ltd. 47,000 12,419
Shanghai Gentech Co., Ltd. 9,888 47,267
Shanghai Haixin Group Co. 45,400 55,352
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 33,100 133,759
ΩShanghai Haohai Biological
Technology Co., Ltd., Class H 16,820 47,494
Ω*Shanghai Henlius Biotech,
Inc., Class H 22,900 219,828
Shanghai Huace Navigation
Technology, Ltd., Class A 7,560 35,065
Shanghai Huafon Aluminium
Corp., Class A 51,900 140,682
Shanghai Huayi Group Co.,
Ltd., Class A 64,500 102,711
*Shanghai Industrial
Development Co., Ltd., Class
A 98,300 76,253
#Shanghai Industrial Holdings,
Ltd. 323,000 633,321
*Shanghai Industrial Urban
Development Group, Ltd. 941,200 33,040
#*Shanghai INT Medical
Instruments Co., Ltd., Class H 5,800 29,156
Shanghai International Airport
Co., Ltd., Class A 4,800 19,137
Shares Value †
CHINA — (Continued)
Shanghai Jahwa United Co.,
Ltd., Class A 39,100 $ 115,428
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 62,900 235,311
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 25,200 38,064
Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 69,900 59,134
Shanghai Kelai Mechatronics
Engineering Co., Ltd., Class A 7,900 25,773
Shanghai Liangxin Electrical
Co., Ltd., Class A 31,500 53,343
Shanghai Lingang Holdings
Corp., Ltd., Class A 56,100 73,734
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 17,100 20,598
Shanghai M&G Stationery,
Inc., Class A 48,900 175,636
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 37,100 131,136
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 5,358 80,240
*Shanghai Milkground Food
Tech Co., Ltd., Class A 17,500 52,969
Shanghai Moons' Electric Co.,
Ltd., Class A 7,400 64,281
*Shanghai New Power
Automotive Technology Co.,
Ltd. 50,000 60,740
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 452,200 678,841
Shanghai Pioneer Holding,
Ltd., Class A 106,000 30,581
Shanghai Pret Composites
Co., Ltd., Class A 38,700 82,868
Shanghai Pudong Construction
Co., Ltd., Class A 52,800 54,482
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 203,100 275,562
Shanghai Putailai New Energy
Technology Group Co., Ltd. 26,600 141,208
Shanghai QiFan Cable Co.,
Ltd., Class A 21,300 113,384
Shanghai RAAS Blood
Products Co., Ltd., Class A 116,400 94,723
Shanghai Runda Medical
Technology Co., Ltd., Class A 34,500 67,815
Shanghai Shibei Hi-Tech Co.,
Ltd., Class A 42,800 30,257
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 64,100 89,972

143
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 8,600 $ 119,289
*Shanghai Stonehill
Technology Co., Ltd., Class A 166,900 210,324
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 32,800 61,257
Shanghai Tunnel Engineering
Co., Ltd., Class A 129,000 112,152
Shanghai Vital Microtech Co.,
Ltd. 18,400 74,383
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 41,200 60,482
Shanghai Yaoji Technology
Co., Ltd., Class A 30,000 89,969
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 127,324 91,873
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 31,400 168,298
Shanghai Zhenhua Heavy
Industries Co., Ltd. 143,700 113,995
Shanghai Zhonggu Logistics
Co., Ltd., Class A 122,600 194,693
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 130,200 133,014
Shanjin International Gold Co.,
Ltd., Class A 82,600 314,933
Shannon Semiconductor
Technology Co., Ltd. 4,600 117,620
Shantou Wanshun New
Material Group Co., Ltd., Class
A 29,400 41,998
Shantui Construction
Machinery Co., Ltd., Class A 101,500 176,933
Shanxi Blue Flame Holding
Co., Ltd., Class A 110,700 148,251
Shanxi Coal International
Energy Group Co., Ltd., Class
A 150,600 309,913
Shanxi Coking Co., Ltd., Class
A 175,100 110,201
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 198,300 203,746
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 164,400 86,383
Shanxi Hi-speed Group Co.,
Ltd. 95,800 70,528
Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 108,900 112,847
*Shanxi Lu'an Chemical
Technology Co., Ltd., Class A 59,000 28,929
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 66,500 157,287
*Shanxi Meijin Energy Co.,
Ltd., Class A 158,500 103,465
Shares Value †
CHINA — (Continued)
Shanxi Securities Co., Ltd.,
Class A 128,700 $ 106,428
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 213,900 133,054
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 11,500 241,282
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 55,900 46,799
*Shanying International
Holding Co., Ltd., Class A 288,500 61,227
Sharetronic Data Technology
Co., Ltd. 5,488 208,601
Shede Spirits Co., Ltd., Class
A 11,400 73,833
Shengda Resources Co., Ltd.,
Class A 9,700 51,791
Shenghe Resources Holding
Co., Ltd., Class A 15,500 59,052
Shengyi Technology Co., Ltd.,
Class A 14,500 162,374
Shenma Industry Co., Ltd. 57,500 64,297
Shennan Circuits Co., Ltd.,
Class A 12,698 580,785
ΩShenwan Hongyuan Group
Co., Ltd., Class H 893,600 318,257
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 6,496 66,031
Shenzhen Absen
Optoelectronic Co., Ltd. 45,000 107,818
Shenzhen Agricultural Power
Group Co., Ltd., Class A 116,500 125,838
Shenzhen Airport Co., Ltd.,
Class A 102,900 107,383
Shenzhen Aisidi Co., Ltd.,
Class A 50,300 101,375
Shenzhen Batian Ecotypic
Engineering Co., Ltd., Class A 77,700 158,076
Shenzhen Bingchuan Network
Co., Ltd. 31,900 124,241
Shenzhen BSC Technology
Co., Ltd., Class A 3,900 18,751
Shenzhen Capchem
Technology Co., Ltd., Class A 19,100 193,171
Shenzhen Center Power Tech
Co., Ltd., Class A 18,600 75,300
Shenzhen Cereals Holdings
Co., Ltd., Class A 43,000 48,398
Shenzhen Changhong
Technology Co., Ltd., Class A 12,700 32,901
Shenzhen Click Technology
Co., Ltd., Class A 23,500 66,417
*Shenzhen Clou Electronics
Co., Ltd., Class A 600 610
Shenzhen Colibri Technologies
Co., Ltd., Class A 14,200 90,658
Shenzhen Comix Group Co.,
Ltd., Class A 66,100 66,754

144
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Shenzhen Das Intellitech Co.,
Ltd., Class A 126,500 $ 53,693
Shenzhen Desay Battery
Technology Co., Class A 15,080 64,096
*Shenzhen Dynanonic Co.,
Ltd., Class A 13,500 142,166
Shenzhen Energy Group Co.,
Ltd., Class A 46,500 46,552
Shenzhen Envicool
Technology Co., Ltd., Class A 42,000 581,528
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 76,800 373,751
#Shenzhen Expressway Corp.,
Ltd., Class H 264,000 248,708
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 15,900 64,486
*Shenzhen Feima International
Supply Chain Co., Ltd., Class
A 55,500 24,207
Shenzhen FRD Science &
Technology Co., Ltd., Class A 14,100 73,736
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 70,500 76,048
Shenzhen Gas Corp., Ltd.,
Class A 77,400 78,506
*Shenzhen Gongjin Electronics
Co., Ltd., Class A 50,500 108,209
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 28,700 132,991
ΩShenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 94,500 58,386
Shenzhen Honor Electronic
Co., Ltd. 1,100 65,044
Shenzhen Hopewind Electric
Co., Ltd. 25,100 161,202
Shenzhen Huaqiang Industry
Co., Ltd., Class A 15,400 83,217
Shenzhen Inovance
Technology Co., Ltd., Class A 9,900 99,401
#Shenzhen International
Holdings, Ltd. 1,110,909 1,053,653
Shenzhen Investment Holdings
Bay Area Development Co.,
Ltd. 43,000 10,759
*Shenzhen Investment, Ltd. 2,055,142 215,123
Shenzhen Invt Electric Co.,
Ltd., Class A 14,700 16,782
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 14,100 17,748
*Shenzhen Jinjia Group Co.,
Ltd., Class A 103,000 57,136
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 43,600 56,731
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 32,800 67,690
Shares Value †
CHINA — (Continued)
Shenzhen Kedali Industry Co.,
Ltd., Class A 8,300 $ 231,360
*Shenzhen Kingdom Sci-Tech
Co., Ltd., Class A 14,600 29,233
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 47,100 101,613
Shenzhen Kinwong Electronic
Co., Ltd., Class A 26,900 276,270
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 11,300 76,989
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 48,600 74,547
Shenzhen Leaguer Co., Ltd.,
Class A 96,400 120,353
Shenzhen Lifotronic
Technology Co., Ltd. 23,607 45,090
Shenzhen Megmeet Electrical
Co., Ltd., Class A 9,900 174,183
Shenzhen Microgate
Technology Co., Ltd., Class A 77,100 140,605
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 1,700 41,901
Shenzhen MTC Co., Ltd.,
Class A 176,600 285,616
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 11,400 80,507
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 189,600 69,931
Shenzhen Noposin Crop
Science Co., Ltd., Class A 82,200 131,379
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 298,600 98,771
Shenzhen Pagoda Industrial
Group Corp., Ltd., Class H 479,500 100,384
Shenzhen Qingyi Photomask,
Ltd. 6,267 28,380
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 5,200 39,036
Shenzhen SC New Energy
Technology Corp., Class A 17,500 238,820
Shenzhen SED Industry Co.,
Ltd., Class A 18,000 45,683
Shenzhen SEG Co., Ltd.,
Class A 25,100 30,124
Shenzhen Senior Technology
Material Co., Ltd., Class A 78,400 188,531
Shenzhen Sinexcel Electric
Co., Ltd. 20,500 139,430
Shenzhen Sunlord Electronics
Co., Ltd., Class A 10,300 51,181
Shenzhen Sunway
Communication Co., Ltd.,
Class A 21,500 287,302
Shenzhen Tagen Group Co.,
Ltd., Class A 143,900 74,137

145
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Shenzhen Topband Co., Ltd.,
Class A 67,200 $ 105,339
Shenzhen Topraysolar Co.,
Ltd. 84,900 67,847
Shenzhen Topway Video
Communication Co., Ltd.,
Class A 11,700 12,518
Shenzhen Transsion Holdings
Co., Ltd., Class A 22,205 187,686
Shenzhen United Winners
Laser Co., Ltd., Class A 16,216 68,022
Shenzhen Weiguang Biological
Products Co., Ltd., Class A 10,300 38,759
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 45,000 149,773
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 82,000 54,368
Shenzhen Yinghe Technology
Co., Ltd., Class A 42,400 179,905
*Shenzhen Yitoa Intelligent
Control Co., Ltd., Class A 22,100 52,562
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 38,000 210,458
*Shenzhen Zhenye Group Co.,
Ltd., Class A 61,900 87,880
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 270,800 267,536
Shenzhou International Group
Holdings, Ltd. 628,400 3,754,156
*Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 7,200 121,104
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 21,095 53,105
Shijiazhuang Yiling
Pharmaceutical Co., Ltd.,
Class A 23,400 58,360
Shinva Medical Instrument
Co., Ltd., Class A 33,130 66,674
*<Shouhang High-Tech
Energy Co., Ltd., Class A 216,300 2,216
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 78,200 69,589
Shui On Land, Ltd. 2,857,156 193,304
*Siasun Robot & Automation
Co., Ltd., Class A 12,800 28,064
#Sichuan Baicha Baidao
Industrial Co., Ltd., Class H 59,400 47,012
Sichuan Changhong Electric
Co., Ltd., Class A 14,700 18,804
*Sichuan Chengfei Integration
Technology Corp., Class A 15,700 67,834
Sichuan Chuantou Energy Co.,
Ltd., Class A 23,800 53,331
Sichuan Development Lomon
Co., Ltd., Class A 70,200 112,507
Sichuan EM Technology Co.,
Ltd., Class A 35,200 201,648
Shares Value †
CHINA — (Continued)
Sichuan Expressway Co., Ltd.,
Class H 284,000 $ 213,170
Sichuan Furong Technology
Co., Ltd., Class A 22,594 35,715
*Sichuan Haite High-tech Co.,
Ltd., Class A 34,300 63,255
*Sichuan Hebang
Biotechnology Co., Ltd., Class
A 285,200 123,558
*Sichuan Hexie Shuangma
Co., Ltd., Class A 17,100 66,875
*Sichuan Hongda Co., Ltd. 39,800 105,670
Sichuan Injet Electric Co., Ltd.,
Class A 9,100 65,596
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 7,540 17,359
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 37,100 187,717
*Sichuan Lutianhua Co., Ltd.,
Class A 92,500 65,933
Sichuan New Energy Power
Co., Ltd., Class A 85,700 218,504
Sichuan Road and Bridge
Group Co., Ltd., Class A 212,860 255,157
Sichuan Swellfun Co., Ltd.,
Class A 23,300 110,867
Sichuan Teway Food Group
Co., Ltd., Class A 76,600 192,051
Sichuan Yahua Industrial
Group Co., Ltd., Class A 50,700 227,589
#Sihuan Pharmaceutical
Holdings Group, Ltd. 2,693,000 436,587
SIIC Environment Holdings,
Ltd. 499,200 71,340
SIIC Environment Holdings,
Ltd., Class F 260,000 35,845
ΩSimcere Pharmaceutical
Group, Ltd. 604,000 912,891
Sineng Electric Co., Ltd., Class
A 24,780 137,204
Sino Wealth Electronic, Ltd.,
Class A 5,900 23,609
Sinocare, Inc., Class A 19,700 47,950
*Sinochem International Corp.,
Class A 250,900 168,923
Sinofert Holdings, Ltd. 2,338,000 465,585
Sinofibers Technology Co.,
Ltd., Class A 14,800 80,235
Sinolink Securities Co., Ltd.,
Class A 50,300 66,037
Sinoma International
Engineering Co., Class A 127,200 173,700
Sinoma Science & Technology
Co., Ltd., Class A 95,800 773,568
Sinomach Automobile Co.,
Ltd., Class A 83,300 74,005
*Sinomach Heavy Equipment
Group Co., Ltd. 163,400 102,598
Sinomach Precision Industry
Group Co., Ltd. 21,000 160,473

146
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Sinomine Resource Group
Co., Ltd., Class A 15,900 $ 211,283
Sinopec Engineering Group
Co., Ltd., Class H 1,243,000 998,049
*Sinopec Oilfield Equipment
Corp., Class A 39,300 41,817
#*Sinopec Oilfield Service
Corp., Class H 1,902,000 199,092
Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 2,150,000 356,790
Sinopep-Allsino Bio
Pharmaceutical Co., Ltd.,
Class A 7,621 33,162
Sinopharm Group Co., Ltd.,
Class H 1,098,800 2,590,692
Sino-Platinum Metals Co., Ltd.,
Class A 30,590 89,948
Sinoseal Holding Co., Ltd.,
Class A 13,400 66,604
Sinosoft Co., Ltd., Class A 17,500 42,108
Sinosteel Engineering &
Technology Co., Ltd., Class A 65,000 61,838
Sinosteel New Materials Co.,
Ltd., Class A 11,500 16,243
Sinotrans, Ltd., Class H 1,319,000 858,708
Sinotruk Jinan Truck Co., Ltd.,
Class A 71,660 229,170
Sirio Pharma Co., Ltd., Class A 23,662 67,533
Skshu Paint Co., Ltd., Class A 8,344 52,111
Skyworth Digital Co., Ltd.,
Class A 52,000 96,582
*Skyworth Group, Ltd. 282,000 225,348
Sleemon Healthy Sleep
Technology Co., Ltd., Class A 53,900 81,414
Ω#Smoore International
Holdings, Ltd. 599,000 714,174
Snowsky Salt Industry Group
Co., Ltd., Class A 81,900 83,071
*SOHO China, Ltd. 1,440,500 81,828
Solareast Holdings Co., Ltd.,
Class A 60,800 74,394
Songcheng Performance
Development Co., Ltd., Class
A 124,200 139,972
Sonoscape Medical Corp.,
Class A 14,600 52,033
SooChow Securities Co., Ltd.,
Class A 71,012 83,564
*South Manganese
Investment, Ltd. 744,000 50,336
Southern Publishing & Media
Co., Ltd. 40,300 73,730
Southwest Securities Co., Ltd.,
Class A 161,700 100,347
SPIC Green Energy Co., Ltd.,
Class A 104,900 100,258
*SPIC Hydropower Co., Ltd.,
Class A 141,700 317,730
Shares Value †
CHINA — (Continued)
Spring Airlines Co., Ltd., Class
A 25,200 $ 174,016
#SSY Group, Ltd. 1,231,042 361,436
Stanley Agricultural Group Co.,
Ltd., Class A 65,900 105,519
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 141,900 120,875
StarPower Semiconductor,
Ltd., Class A 6,680 101,603
State Grid Information &
Communication Co., Ltd.,
Class A 67,400 169,083
STO Express Co., Ltd., Class
A 109,000 260,840
Sufa Technology Industry Co.,
Ltd. CNNC, Class A 8,900 25,870
Sumavision Technologies Co.,
Ltd., Class A 64,600 52,570
Sumec Corp., Ltd., Class A 91,800 164,189
#Sun Art Retail Group, Ltd. 2,299,500 428,565
*Sun King Technology Group,
Ltd. 872,000 180,327
Sunflower Pharmaceutical
Group Co., Ltd., Class A 37,100 75,369
Sungrow Power Supply Co.,
Ltd., Class A 18,540 372,870
Suning Universal Co., Ltd.,
Class A 195,600 62,696
Sunny Optical Technology
Group Co., Ltd. 611,300 4,970,775
Sunresin New Materials Co.,
Ltd., Class A 13,050 121,764
Sunrise Group Co., Ltd., Class
A 86,000 93,145
#*Sunshine Lake Pharma Co.,
Ltd., Class H 39,858 209,218
Sunstone Development Co.,
Ltd., Class A 38,600 140,731
Suntak Technology Co., Ltd.,
Class A 66,100 134,476
Sunward Intelligent Equipment
Co., Ltd., Class A 76,550 111,144
Sunwoda Electronic Co., Ltd.,
Class A 67,500 270,994
Suofeiya Home Collection Co.,
Ltd., Class A 54,600 95,817
Suzhou Anjie Technology Co.,
Ltd., Class A 35,800 86,456
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 88,000 2,405,064
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 168,700 145,679
Suzhou Good-Ark Electronics
Co., Ltd., Class A 26,700 45,722
Suzhou Maxwell Technologies
Co., Ltd., Class A 1,500 52,445
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 120,700 143,978

147
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Suzhou Secote Precision
Electronic Co., Ltd., Class A 16,520 $ 130,156
*Suzhou SLAC Precision
Equipment Co., Ltd., Class A 19,800 45,208
Suzhou Sushi Testing Group
Co., Ltd., Class A 36,500 90,764
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 11,564 520,455
Suzhou TZTEK Technology
Co., Ltd. 3,902 41,165
*Suzhou Zelgen
Biopharmaceutical Co., Ltd. 2,431 37,004
*SVG Optronics Co., Ltd. 6,500 50,431
Symphony Holdings, Ltd. 520,000 94,259
*SYoung Group Co., Ltd.,
Class A 35,700 134,077
T&S Communications Co.,
Ltd., Class A 300 5,968
Taiji Computer Corp., Ltd.,
Class A 17,200 43,401
*Taiyuan Heavy Industry Co.,
Ltd., Class A 110,100 38,514
*Tangrenshen Group Co., Ltd.,
Class A 95,600 58,208
TangShan Port Group Co.,
Ltd., Class A 281,648 191,686
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 169,300 192,286
Tangshan Sunfar Silicon
Industry Co., Ltd., Class A 12,000 49,564
*Tanwan, Inc. 90,400 175,982
Tasly Pharmaceutical Group
Co., Ltd., Class A 59,000 130,653
Tayho Advanced Materials
Group Co., Ltd., Class A 42,600 70,705
TBEA Co., Ltd., Class A 74,450 292,249
TCL Electronics Holdings, Ltd. 633,000 1,213,679
TCL Technology Group Corp.,
Class A 376,800 235,488
*TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 71,200 90,246
TDG Holdings Co., Ltd. 94,300 384,937
Telling Telecommunication
Holding Co., Ltd., Class A 21,500 36,817
Ten Pao Group Holdings, Ltd. 260,000 78,992
Tencent Holdings, Ltd. 959,800 57,315,390
Tencent Music Entertainment
Group, ADR 196,975 1,806,261
Tencent Music Entertainment
Group, Class A 1,300 5,821
Thinkon Semiconductor
Jinzhou Corp. 1,992 20,782
*Three Squirrels, Inc., Class A 15,600 44,318
Three's Co. Future Technology
Group Co., Ltd., Class A 9,661 66,543
Thunder Software Technology
Co., Ltd., Class A 9,200 86,057
Shares Value †
CHINA — (Continued)
Tian An China Investment Co.,
Ltd. 155,000 $ 82,706
Tian Di Science & Technology
Co., Ltd., Class A 207,100 172,473
Tiande Chemical Holdings,
Ltd. 40,000 6,485
*Tianfeng Securities Co., Ltd.,
Class A 91,600 47,996
Tiangong International Co.,
Ltd. 920,000 398,123
*Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
A 15,100 35,582
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class H 146,000 80,327
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 194,000 97,109
Tianjin Pharmaceutical Da
Re Tang Group Corp., Ltd.,
Class A 4,500 26,740
Tianjin Port Co., Ltd., Class A 22,800 15,818
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 22,300 58,750
Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 103,200 64,799
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 90,900 74,105
*Tianma Microelectronics Co.,
Ltd., Class A 163,300 182,126
Tianneng Battery Group Co.,
Ltd. 20,077 89,566
#*Tianqi Lithium Corp. 90,600 768,517
Tianrun Industry Technology
Co., Ltd., Class A 81,500 133,958
Tianshan Aluminum Group
Co., Ltd., Class A 235,700 574,041
*TianShan Material Co., Ltd.,
Class A 60,200 40,883
Tianshui Huatian Technology
Co., Ltd., Class A 64,300 123,380
Tibet Cheezheng Tibetan
Medicine Co., Ltd., Class A 23,200 77,216
Tibet Huayu Mining Co., Ltd.,
Class A 25,200 105,708
Tibet Mineral Development
Co., Ltd., Class A 9,200 52,111
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 22,100 130,872
Time Interconnect Technology,
Ltd. 344,000 907,233
*Tinergy Chemical Co., Ltd.,
Class A 135,400 90,764
Tingyi Cayman Islands Holding
Corp. 1,574,000 2,421,152
Titan Wind Energy Suzhou
Co., Ltd., Class A 76,700 134,937

148
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
TKD Science and Technology
Co., Ltd., Class A 12,000 $ 67,303
Tofflon Science & Technology
Group Co., Ltd., Class A 42,400 81,420
*Toly Bread Co., Ltd., Class A 99,444 72,483
Tomson Group, Ltd. 321,242 97,188
#Tong Ren Tang Technologies
Co., Ltd., Class H 134,000 65,685
Tongcheng Travel Holdings,
Ltd. 1,200,000 2,719,004
*Tongding Interconnection
Information Co., Ltd., Class A 36,600 84,639
TongFu Microelectronics Co.,
Ltd., Class A 63,400 480,394
Tongguan Gold Group, Ltd. 836,000 304,146
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 87,100 117,666
Tongkun Group Co., Ltd.,
Class A 36,100 127,918
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 79,800 152,187
Tongling Nonferrous Metals
Group Co., Ltd., Class A 407,400 366,713
*Tongwei Co., Ltd., Class A 34,300 87,201
Tongyu Heavy Industry Co.,
Ltd., Class A 330,200 153,203
Topchoice Medical Corp.,
Class A 17,482 107,926
Topsec Technologies Group,
Inc., Class A 69,200 73,734
Ω#Topsports International
Holdings, Ltd. 1,155,000 442,317
Toread Holdings Group Co.,
Ltd., Class A 16,000 39,014
#*Towngas Smart Energy Co.,
Ltd. 405,587 182,763
*TPV Technology Co., Ltd.,
Class A 149,400 57,946
Ω*Transcenta Holding, Ltd. 69,000 19,642
TravelSky Technology, Ltd.,
Class H 376,471 464,717
*Trina Solar Co., Ltd., Class A 33,673 85,558
*Trip.com Group, Ltd. 164,250 8,760,000
*Trip.com Group, Ltd.,
Sponsored ADR 43,516 2,359,002
*Triumph New Energy Co.,
Ltd., Class H 58,000 25,543
Triumph Science &
Technology Co., Ltd., Class A 21,700 49,356
*TRS Information Technology
Corp., Ltd., Class A 10,600 27,724
*Truking Technology, Ltd.,
Class A 38,400 55,023
*Tsinghua Tongfang Co., Ltd.,
Class A 32,900 38,426
Tsingtao Brewery Co., Ltd.,
Class H 542,000 3,732,682
TSP Wind Power Group Co.,
Ltd., Class A 211,900 352,322
Shares Value †
CHINA — (Continued)
Ω#*Tuhu Car, Inc., Class A 62,700 $ 106,691
*<Tunghsu Optoelectronic
Technology Co., Ltd., Class A 368,400 –
Tungkong, Inc., Class A 35,600 53,147
*Ucloudlink Group, Inc., ADR 5,362 6,542
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 2,600 29,424
Unilumin Group Co., Ltd.,
Class A 72,700 67,568
Uni-President China Holdings,
Ltd. 1,094,400 1,007,260
Unisplendour Corp., Ltd.,
Class A 15,700 73,510
#United Energy Group, Ltd. 802,000 49,141
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 49,200 272,199
*UTour Group Co., Ltd., Class
A 50,800 46,768
V V Food & Beverage Co.,
Ltd., Class A 148,500 81,288
Valiant Co., Ltd., Class A 41,900 101,556
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 22,100 44,185
Vatti Corp., Ltd., Class A 43,500 37,500
*Vcanbio Cell & Gene
Engineering Corp, Ltd., Class
A 17,400 65,883
Ω*Venus MedTech Hangzhou,
Inc., Class H 47,000 10,979
*Venustech Group, Inc., Class
A 21,600 49,382
Victory Giant Technology
Huizhou Co., Ltd., Class A 43,900 2,110,652
Vipshop Holdings, Ltd.,
Sponsored ADR 283,366 4,077,637
*Visionox Technology, Inc.,
Class A 23,100 27,318
Visual China Group Co., Ltd.,
Class A 28,800 91,977
Ω*Viva Biotech Holdings 890,000 190,866
#*Vnet Group, Inc., Sponsored
ADR 159,554 1,325,894
Walvax Biotechnology Co.,
Ltd., Class A 46,400 88,286
Wangfujing Group Co., Ltd.,
Class A 46,313 83,850
Wangneng Environment Co.,
Ltd., Class A 32,800 83,964
Wangsu Science &
Technology Co., Ltd., Class A 24,700 57,842
Wanguo Gold Group, Ltd. 1,064,000 1,508,989
Wanhua Chemical Group Co.,
Ltd., Class A 72,100 944,892
Want Want China Holdings,
Ltd. 3,838,000 2,165,497
Wanxiang Qianchao Co., Ltd.,
Class A 52,800 124,343
Warom Technology, Inc. Co. 22,400 61,243

149
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Wasion Holdings, Ltd. 374,000 $ 1,294,767
Wasu Media Holding Co., Ltd.,
Class A 107,200 116,263
Weichai Power Co., Ltd., Class
H 1,374,880 6,781,601
Weifu High-Technology Group
Co., Ltd., Class A 19,500 55,769
Weihai Guangtai Airport
Equipment Co., Ltd., Class A 29,400 47,420
Weihai Guangwei Composites
Co., Ltd., Class A 27,240 131,568
Weilong Delicious Global
Holdings, Ltd. 561,000 681,042
Ω#*Weimob, Inc. 731,000 136,239
Wellhope Foods Co., Ltd.,
Class A 60,700 62,278
Wencan Group Co., Ltd.,
Class A 16,400 44,694
Wens Foodstuff Group Co.,
Ltd., Class A 86,400 207,896
Wenzhou Yihua Connector
Co., Ltd., Class A 7,300 61,361
#West China Cement, Ltd. 1,948,000 629,129
Western Metal Materials Co.,
Ltd. 11,600 107,828
Western Mining Co., Ltd.,
Class A 98,700 427,457
Western Region Gold Co.,
Ltd., Class A 23,400 111,617
Western Securities Co., Ltd.,
Class A 60,500 63,578
Willfar Information Technology
Co., Ltd. 15,519 84,882
Winall Hi-Tech Seed Co., Ltd.,
Class A 13,132 16,299
Windey Energy Technology
Group Co., Ltd., Class A 30,900 73,357
*Wingtech Technology Co.,
Ltd., Class A 16,500 67,909
Winner Medical Co., Ltd.,
Class A 22,423 102,854
Winning Health Technology
Group Co., Ltd., Class A 65,600 82,956
Wolong Electric Group Co.,
Ltd., Class A 48,000 265,911
*World Union Group, Inc.,
Class A 124,700 56,944
Wuchan Zhongda Group Co.,
Ltd., Class A 189,700 142,157
Wuhan DR Laser Technology
Corp., Ltd., Class A 11,000 168,405
Wuhan East Lake High
Technology Group Co., Ltd. 36,200 47,579
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 23,100 37,292
*Wuhan Jingce Electronic
Group Co., Ltd., Class A 1,800 38,214
*Wuhan P&S Information
Technology Co., Ltd., Class A 72,800 142,247
Shares Value †
CHINA — (Continued)
Wuhan Raycus Fiber Laser
Technologies Co., Ltd., Class
A 7,500 $ 39,518
Wuhu Token Science Co.,
Ltd., Class A 97,000 92,991
Wuliangye Yibin Co., Ltd.,
Class A 60,300 856,795
Wuling Motors Holdings, Ltd.,
Class A 540,000 31,709
WUS Printed Circuit Kunshan
Co., Ltd., Class A 65,200 978,809
Wushang Group Co., Ltd.,
Class A 36,408 44,655
ΩWuXi AppTec Co., Ltd.,
Class H 204,580 3,551,668
Wuxi Autowell Technology
Co., Ltd., Class A 13,485 161,251
Wuxi Best Precision Machinery
Co., Ltd. 15,100 63,982
Ω*Wuxi Biologics Cayman, Inc. 1,398,000 5,896,272
Wuxi Boton Technology Co.,
Ltd., Class A 9,000 30,468
Wuxi Chipown Micro-
Electronics, Ltd. 3,540 43,471
Wuxi DK Electronic Materials
Co., Ltd. 6,400 85,138
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 29,000 71,690
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 20,800 168,108
Wuxi Longsheng Technology
Co., Ltd. 14,100 82,755
Wuxi NCE Power Co., Ltd.,
Class A 11,660 69,424
Wuxi Paike New Materials
Technology Co., Ltd., Class A 3,900 60,946
Wuxi Rural Commercial Bank
Co., Ltd. 71,300 59,796
Wuxi Taiji Industry, Ltd. Co.,
Class A 111,300 156,223
*WuXi XDC Cayman, Inc. 40,000 300,750
Wuxi Xinje Electric Co., Ltd.,
Class A 4,400 35,008
Wuzhou Special Paper Group
Co., Ltd. 34,500 80,085
XCMG Construction Machinery
Co., Ltd., Class A 232,900 339,174
#XD, Inc. 92,000 732,829
XGD, Inc., Class A 24,400 78,996
Ω*Xiabuxiabu Catering
Management China Holdings
Co., Ltd. 892,500 46,142
Xiamen Amoytop Biotech Co.,
Ltd. 5,653 48,195
Xiamen Bank Co., Ltd., Class
A 134,100 151,522
Xiamen C & D, Inc., Class A 61,000 84,906
Xiamen Changelight Co., Ltd.,
Class A 23,700 113,846

150
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Xiamen Faratronic Co., Ltd.,
Class A 9,800 $ 169,282
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 8,400 43,965
Xiamen International Airport
Co., Ltd., Class A 27,000 63,703
Xiamen Intretech, Inc., Class A 25,100 70,572
Xiamen ITG Group Corp., Ltd.,
Class A 118,700 107,540
Xiamen Jihong Technology
Co., Ltd., Class A 47,600 138,780
Xiamen Kingdomway Group
Co., Class A 40,500 90,160
Xiamen Port Development Co.,
Ltd., Class A 36,400 58,124
Xiamen Tungsten Co., Ltd.,
Class A 44,300 374,637
Xiamen Xiangyu Co., Ltd.,
Class A 138,600 146,667
Xi'an Bright Laser
Technologies Co., Ltd., Class
A 2,815 36,084
*Xian International Medical
Investment Co., Ltd., Class A 62,000 41,743
Xi'an Manareco New Materials
Co., Ltd. 51,422 299,169
Xi'An Shaangu Power Co.,
Ltd., Class A 70,800 95,127
Xi'an Triangle Defense Co.,
Ltd., Class A 12,200 53,247
Xiandai Investment Co., Ltd.,
Class A 83,000 51,265
*Xiangcai Co., Ltd., Class A 48,300 62,775
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 34,800 63,006
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 49,100 109,736
Xianhe Co., Ltd., Class A 33,100 106,727
Ω*Xiaomi Corp., Class B 2,794,200 10,351,069
Ximei Resources Holding, Ltd. 7,500 15,060
Xin Point Holdings, Ltd. 129,000 69,986
Xinfengming Group Co., Ltd.,
Class A 129,200 350,214
Xingfa Aluminium Holdings,
Ltd., Class A 60,000 57,137
Xinhuanet Co., Ltd., Class A 18,590 54,662
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 28,000 56,964
Xinjiang Joinworld Co., Ltd.,
Class A 96,370 121,585
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class A 76,200 45,727
*Xinjiang Xintai Natural Gas
Co., Ltd., Class A 20,100 92,787
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 563,000 206,263
Shares Value †
CHINA — (Continued)
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd. 74,000 $ 93,253
*Xinjiang Zhongtai Chemical
Co., Ltd., Class A 135,600 137,340
*Xinte Energy Co., Ltd., Class
H 174,000 144,375
*Xinxiang Chemical Fiber Co.,
Ltd., Class A 139,900 165,447
Xinxiang Richful Lube Additive
Co., Ltd., Class A 10,100 68,798
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 190,675 128,375
#Xinyi Energy Holdings, Ltd. 1,486,671 225,835
Xinyi Solar Holdings, Ltd. 4,439,340 1,620,745
*Xinzhi Group Co., Ltd., Class
A 20,900 61,547
*Xizang Tianlu Co., Ltd., Class
A 40,800 55,954
Xizang Zhufeng Resources
Co., Ltd., Class A 83,000 335,044
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 28,800 74,188
*XPeng, Inc., Class A 276,300 2,151,498
Xtep International Holdings,
Ltd. 1,595,444 871,677
Xuji Electric Co., Ltd., Class A 31,500 116,136
ΩYadea Group Holdings, Ltd. 1,052,300 1,615,978
Yangling Metron New Material,
Inc., Class A 42,000 121,654
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class H 72,500 1,841,711
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 15,500 172,143
Yankershop Food Co., Ltd.,
Class A 13,930 119,720
Yankuang Energy Group Co.,
Ltd., Class H 2,537,400 5,305,583
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 26,413 74,805
Yantai China Pet Foods Co.,
Ltd., Class A 12,900 63,534
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 27,800 52,855
Yantai Eddie Precision
Machinery Co., Ltd., Class A 38,100 129,596
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 31,700 635,638
YanTai Shuangta Food Co.,
Ltd., Class A 68,100 45,451
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 34,700 67,141
YD Electronic Technology Co.,
Ltd., Class A 7,200 70,900
#*Yeahka, Ltd. 164,800 131,062
Yealink Network Technology
Corp., Ltd., Class A 16,600 88,754

151
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*Yechiu Metal Recycling
China, Ltd., Class A 243,200 $ 145,229
YGSOFT, Inc., Class A 42,760 39,303
*Yh Entertainment Group 66,000 16,682
*Yibin Tianyuan Group Co.,
Ltd., Class A 108,300 110,799
Yifan Pharmaceutical Co., Ltd.,
Class A 57,800 94,580
Yifeng Pharmacy Chain Co.,
Ltd., Class A 39,476 134,045
Yihai International Holding,
Ltd. 443,000 929,685
*Yijiahe Technology Co., Ltd.,
Class A 5,300 21,953
Yinbang Clad Material Co.,
Ltd., Class A 15,000 30,648
Yindu Kitchen Equipment Co.,
Ltd. 29,625 56,498
Yixintang Pharmaceutical
Group Co., Ltd., Class A 50,100 92,979
Yizumi Holdings Co., Ltd.,
Class A 29,300 103,866
Yonfer Agricultural Technology
Co., Ltd., Class A 91,900 204,989
*Yonghui Superstores Co.,
Ltd., Class A 30,900 17,367
Yongjin Technology Group
Co., Ltd. 26,600 75,451
YongXing Special Materials
Technology Co., Ltd., Class A 17,300 220,898
*Yonyou Network Technology
Co., Ltd., Class A 13,900 23,762
Yotrio Group Co., Ltd., Class A 190,600 90,664
*Youcare Pharmaceutical
Group Co., Ltd. 14,258 40,902
#*Youdao, Inc., ADR 15,479 181,723
Youngor Fashion Co., Ltd.,
Class A 88,900 100,059
Youngy Co., Ltd., Class A 13,200 211,011
*Youzu Interactive Co., Ltd.,
Class A 29,100 43,614
YTO Express Group Co., Ltd.,
Class A 89,400 281,323
Yuan Longping High-tech
Agriculture Co., Ltd., Class A 25,678 34,351
#Yuexiu Property Co., Ltd. 1,163,344 574,711
Yuexiu Transport
Infrastructure, Ltd. 358,639 181,752
Yueyang Forest & Paper Co.,
Ltd., Class A 128,600 87,335
Yueyang Xingchang Petro-
Chemical Co., Ltd., Class A 14,600 34,917
Yum China Holdings, Inc. 70,923 3,436,219
Yum China Holdings, Inc. 155,300 7,553,126
YUNDA Holding Group Co.,
Ltd., Class A 181,000 208,224
Yunnan Aluminium Co., Ltd.,
Class A 87,700 408,185
Yunnan Baiyao Group Co.,
Ltd., Class A 9,520 73,918
Shares Value †
CHINA — (Continued)
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 168,600 $ 221,597
Yunnan Copper Co., Ltd.,
Class A 71,800 200,719
Yunnan Energy Investment
Co., Ltd., Class A 37,800 64,011
*Yunnan Energy New Material
Group Co., Ltd., Class A 16,000 194,252
Yunnan Lincang Xinyuan
Germanium Industrial Co.,
Ltd., Class A 12,900 132,184
Yunnan Nantian Electronics
Information Co., Ltd. 12,700 26,934
Yunnan Tin Co., Ltd., Class A 83,300 429,768
Yunnan Yuntianhua Co., Ltd.,
Class A 71,100 376,503
Yusys Technologies Co., Ltd.,
Class A 33,400 95,179
Yutong Bus Co., Ltd., Class A 71,900 372,636
Yutong Heavy Industries Co.,
Ltd. 63,000 109,267
#*Zai Lab, Ltd. 217,300 456,861
#*Zai Lab, Ltd., Sponsored
ADR 2,911 62,994
Zangge Mining Co., Ltd., Class
A 8,400 109,740
Zanyu Technology Group Co.,
Ltd. 16,800 31,425
ZCZL Industrial Technology
Group Co., Ltd., Class H 243,000 537,260
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 4,200 88,243
Zhaojin Mining Industry Co.,
Ltd., Class H 1,117,500 4,037,051
Zhe Jiang Li Zi Yuan Food
Co., Ltd., Class A 26,300 41,727
Zhefu Holding Group Co., Ltd.,
Class A 202,500 156,491
Zhejiang Asia-Pacific
Mechanical & Electronic Co.,
Ltd., Class A 55,300 107,567
Zhejiang Ausun
Pharmaceutical Co., Ltd.,
Class A 15,800 22,732
*Zhejiang Century Huatong
Group Co., Ltd., Class A 109,500 256,587
Zhejiang Cfmoto Power Co.,
Ltd., Class A 9,700 390,039
Zhejiang Changsheng Sliding
Bearings Co., Ltd., Class A 1,700 17,547
Zhejiang China Commodities
City Group Co., Ltd., Class A 177,400 344,032
Zhejiang Chint Electrics Co.,
Ltd., Class A 57,700 276,409
Zhejiang Communications
Technology Co., Ltd., Class A 124,240 70,736

152
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 148,600 $ 97,438
Zhejiang Crystal-Optech Co.,
Ltd., Class A 91,800 443,391
Zhejiang Dafeng Industry Co.,
Ltd. 58,200 106,138
Zhejiang Dahua Technology
Co., Ltd., Class A 27,000 73,069
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 39,400 75,659
Zhejiang Dingli Machinery Co.,
Ltd., Class A 26,400 212,982
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 69,900 119,495
Zhejiang Expressway Co.,
Ltd., Class H 722,800 715,995
*Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 26,000 49,661
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 46,700 60,901
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 242,100 233,158
Zhejiang Hailiang Co., Ltd.,
Class A 63,100 166,146
Zhejiang Hailide New Material
Co., Ltd., Class A 126,200 114,150
Zhejiang HangKe Technology,
Inc. Co., Class A 22,517 105,131
Zhejiang Hangmin Co., Ltd.,
Class A 129,500 134,952
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 49,900 46,304
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 94,700 156,901
Zhejiang Huace Film &
Television Co., Ltd., Class A 118,900 152,098
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 79,610 189,810
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 9,700 24,192
Zhejiang Huangma
Technology Co., Ltd. 92,000 204,404
*Zhejiang Huatong Meat
Products Co., Ltd. 37,900 70,560
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 34,800 339,171
Zhejiang International Group
Co., Ltd. 39,900 61,903
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 108,900 130,221
Shares Value †
CHINA — (Continued)
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 18,900 $ 79,889
Zhejiang Jiemei Electronic &
Technology Co., Ltd., Class A 7,800 58,223
Zhejiang Jinggong Integration
Technology Co., Ltd., Class A 9,200 23,982
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 35,300 220,200
Zhejiang Jingu Co., Ltd., Class
A 42,400 77,262
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 58,260 126,030
*Zhejiang Jinke Tom Culture
Industry Co., Ltd., Class A 34,500 21,309
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 28,800 126,963
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 45,600 92,036
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 56,600 126,001
Zhejiang Juhua Co., Ltd.,
Class A 24,200 129,742
Zhejiang Lante Optics Co., Ltd. 17,188 193,204
Zhejiang Longsheng Group
Co., Ltd., Class A 83,700 160,727
Zhejiang Medicine Co., Ltd.,
Class A 95,700 203,660
Zhejiang Meida Industrial Co.,
Ltd., Class A 22,500 26,312
*Zhejiang Narada Power
Source Co., Ltd., Class A 46,200 59,843
Zhejiang NHU Co., Ltd., Class
A 133,600 680,480
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 24,700 48,805
Zhejiang Runtu Co., Ltd.,
Class A 81,000 128,749
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 16,900 116,058
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 13,200 126,101
Zhejiang Semir Garment Co.,
Ltd., Class A 128,600 114,063
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 19,100 14,621
Zhejiang Shuanghuan
Driveline Co., Ltd., Class A 4,900 28,164
Zhejiang Songyuan
Automotive Safety Systems
Co., Ltd. 27,132 89,668
Zhejiang Southeast Space
Frame Co., Ltd., Class A 76,500 95,284
Zhejiang Sunoren Solar
Technology Co., Ltd. 38,500 54,828

153
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*Zhejiang Sunriver Culture
Tourism Co., Ltd. 33,200 $ 28,961
Zhejiang Supor Co., Ltd.,
Class A 6,200 42,732
Zhejiang Taihua New Material
Group Co., Ltd., Class A 81,700 108,457
Zhejiang Tiantie Science &
Technology Co., Ltd., Class A 32,800 29,572
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 20,700 63,896
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 155,400 310,011
Zhejiang Wanliyang Co., Ltd.,
Class A 60,800 63,182
Zhejiang Wanma Co., Ltd.,
Class A 31,600 59,663
Zhejiang Wansheng Co., Ltd.,
Class A 21,200 40,400
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 23,604 74,173
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 87,706 128,369
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 84,508 136,923
Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 30,000 111,528
Zhejiang XCC Group Co., Ltd. 10,200 99,099
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 76,400 98,067
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 68,400 125,040
Zhejiang Xinao Textiles, Inc. 65,700 83,756
Zhejiang Xinhua Chemical Co.,
Ltd., Class A 12,900 64,723
Zhejiang Yasha Decoration
Co., Ltd., Class A 101,500 62,097
Zhejiang Yinlun Machinery
Co., Ltd., Class A 47,500 319,941
Zhejiang Yonggui Electric
Equipment Co., Ltd., Class A 10,500 34,886
Zhejiang Yonghe Refrigerant
Co., Ltd., Class A 30,100 118,508
Zhejiang Zhaolong
Interconnect Technology Co.,
Ltd. 6,360 48,954
Zhende Medical Co., Ltd.,
Class A 12,800 172,919
*Zhengzhou Coal Industry
& Electric Power Co., Ltd.,
Class A 21,300 13,250
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 75,300 56,428
Shares Value †
CHINA — (Continued)
*Zhewen Interactive Group
Co., Ltd., Class A 70,200 $ 102,644
*Zhong An Group, Ltd. 1,718,000 21,273
Ω*ZhongAn Online P&C
Insurance Co., Ltd., Class H 946,700 1,417,557
*Zhongfu Straits Pingtan
Development Co., Ltd., Class
A 68,200 107,405
Zhongji Innolight Co., Ltd.,
Class A 17,920 2,249,065
Zhongjin Gold Corp., Ltd.,
Class A 122,175 464,213
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 37,900 186,717
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 93,400 128,227
Zhongsheng Group Holdings,
Ltd. 656,000 594,556
Zhongtai Securities Co., Ltd.,
Class A 82,600 72,779
*<Zhongtian Financial Group
Co., Ltd., Class A 226,243 –
Zhongtong Bus Holding Co.,
Ltd., Class A 45,000 78,575
ZhongYeDa Electric Co., Ltd.,
Class A 33,900 50,361
Zhongyin Babi Food Co., Ltd. 15,200 51,613
#Zhongyu Energy Holdings,
Ltd. 198,666 69,234
Ω#Zhongyuan Bank Co., Ltd.,
Class H 283,000 11,921
Zhongyuan Environment-
Protection Co., Ltd., Class A 59,900 74,082
ΩZhou Hei Ya International
Holdings Co., Ltd. 812,500 151,428
Zhuhai Enpower Electric Co.,
Ltd. 11,400 51,157
Zhuhai Huafa Properties Co.,
Ltd., Class A 170,500 86,344
Zhuhai Port Co., Ltd., Class A 47,400 36,006
Zhuzhou CRRC Times Electric
Co., Ltd. 291,700 1,334,550
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 14,700 105,769
Zhuzhou Kibing Group Co.,
Ltd., Class A 156,600 145,086
*Zhuzhou Smelter Group Co.,
Ltd. 57,700 223,711
Zhuzhou Times New Material
Technology Co., Ltd., Class A 76,400 134,297
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 111,100 106,997
Zijin Mining Group Co., Ltd.,
Class H 1,905,000 8,676,611
ZJAMP Group Co., Ltd., Class
A 62,100 83,256
ZJMI Environmental Energy
Co., Ltd., Class A 30,300 62,220
Zkteco Co., Ltd., Class A 3,800 17,197

154
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*Zonqing Environmental, Ltd. 68,000 $ 2,344
#Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 1,016,800 1,021,505
#ZTE Corp., Class H 410,000 1,305,301
ZTO Express Cayman, Inc. 271,050 6,764,356
ZTO Express Cayman, Inc.,
Sponsored ADR 51,064 1,306,728
ZWSOFT Co., Ltd., Class A 3,381 28,063
TOTAL CHINA 940,127,149
COLOMBIA — (0.0%)
Almacenes Exito SA 8,992 10,404
Banco de Bogota SA 1,990 20,810
Celsia SA 92,092 126,594
Cementos Argos SA 183,631 601,984
*Corp Financiera Colombiana
SA 44,206 188,758
Grupo Argos SA 90,848 395,425
Grupo Aval Acciones y Valores
SA, Class A, Sponsored ADR 18,685 83,335
Grupo Cibest SA 23,302 484,269
Grupo Cibest SA, ADR 6,035 411,527
Grupo de Inversiones
Suramericana SA 33,051 466,719
Grupo Energia Bogota SA ESP 171,584 143,932
Interconexion Electrica SA
ESP 44,387 344,090
Mineros SA 67,303 252,154
Organizacion Terpel SA 26,759 130,330
Promigas SA ESP 19,637 34,189
TOTAL COLOMBIA 3,694,520
CZECHIA — (0.0%)
CEZ A/S 22,216 1,280,085
Komercni Banka A/S 16,285 867,005
ΩMoneta Money Bank A/S 89,123 784,662
Philip Morris CR A/S 148 135,361
TOTAL CZECHIA 3,067,113
DENMARK — (1.2%)
AL Sydbank 53,314 4,540,407
#ALK-Abello A/S 84,416 3,159,256
Alm Brand A/S 669,817 1,562,531
Ambu A/S, Class B 189,236 1,873,021
AP Moller - Maersk A/S, Class
A 628 1,472,869
AP Moller - Maersk A/S, Class
B 1,077 2,550,438
*Bang & Olufsen A/S 73,272 99,842
*Bavarian Nordic A/S 55,457 1,629,731
Carlsberg A/S, Class B 55,428 7,502,240
cBrain A/S 3,187 32,420
Chemometec A/S 5,442 273,377
#Coloplast A/S, Class B 26,519 1,639,823
Columbus A/S 42,050 66,671
D/S Norden A/S 19,239 907,269
Danske Bank A/S 156,838 8,058,441
#*Demant A/S 66,539 2,109,995
*DFDS A/S 13,801 295,731
Djurslands Bank A/S 84 12,237
Shares Value †
DENMARK — (Continued)
DSV A/S 39,177 $ 9,584,992
FLSmidth & Co. A/S 33,041 2,448,211
Foroya Banki P/F 2,055 73,230
*Genmab A/S 23,784 6,309,942
#*Genmab A/S, Class S, ADR 1,020 27,050
#*GN Store Nord A/S 105,302 1,582,646
#GronlandsBANKEN A/S 234 35,926
H Lundbeck A/S, Class A 37,500 208,395
H Lundbeck A/S, Class A 210,636 1,417,885
#*H+H International A/S, Class
B 17,426 288,878
Harboes Bryggeri A/S, Class B 1,085 19,042
#*Huscompagniet A/S 3,769 20,294
ISS A/S 114,215 4,188,415
Jeudan A/S 3,126 102,072
Jyske Bank A/S, Registered 39,192 5,451,110
#Matas A/S 29,511 467,906
MT Hoejgaard Holding A/S 383 20,503
Ω#*Netcompany Group A/S 34,382 1,949,542
#*NKT A/S 43,837 6,458,458
Novo Nordisk A/S, Class B 414,531 17,716,530
Novo Nordisk A/S, Class B,
Sponsored ADR 55,018 2,322,860
#Novonesis Novozymes B,
Class B 124,202 7,621,633
#*NTG Nordic Transport
Group A/S 7,440 217,474
Ω#*Orsted A/S 67,172 1,796,322
#Pandora A/S 58,627 4,452,637
Parken Sport & Entertainment
A/S 2,697 76,209
Per Aarsleff Holding A/S 14,327 1,666,584
Ringkjoebing Landbobank A/S 21,671 5,412,562
#ROCKWOOL A/S, Class A 22,273 682,515
ROCKWOOL A/S, Class B 82,457 2,396,005
Royal Unibrew A/S 32,029 2,140,932
*RTX A/S 2,195 32,735
ΩScandinavian Tobacco
Group A/S, Class A 74,841 791,869
Schouw & Co. A/S 9,215 950,418
SJF Bank A/S 8,448 413,773
*Solar A/S, Class B 1,157 37,597
SP Group A/S 3,962 231,372
TCM Group A/S 1,056 10,809
Tivoli A/S 560 57,142
TORM PLC, Class A 29,974 960,847
*Trifork Group AG 4,184 58,457
Tryg A/S 190,376 4,566,562
UIE PLC 838 50,450
Vestas Wind Systems A/S 291,194 8,920,819
TOTAL DENMARK 142,025,909
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), GDR 199,478 495,703
TOTAL EGYPT 495,703
FINLAND — (1.0%)
Aktia Bank OYJ 26,733 341,187
Alma Media OYJ 15,630 229,184

155
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
FINLAND — (Continued)
Anora Group OYJ 26,706 $ 109,176
#Aspo OYJ 17,421 124,657
Atria OYJ, Class A 8,520 148,117
Digia OYJ 1,594 10,658
Elisa OYJ 84,033 4,075,080
ΩEnento Group OYJ 6,730 127,577
eQ OYJ 843 9,750
*Finnair OYJ 10,540 39,639
Fiskars OYJ Abp 13,847 223,182
#Fortum OYJ 200,837 5,051,081
#F-Secure OYJ 41,180 85,212
Gofore OYJ 3,040 41,509
Harvia OYJ 6,835 284,631
Hiab OYJ, Class B 25,522 1,516,387
HKFoods OYJ, Class A 17,138 32,085
Huhtamaki OYJ 63,696 2,036,826
Kalmar OYJ, Class B 25,522 1,365,796
Kemira OYJ 99,440 2,058,835
Kesko OYJ, Class A 64,015 1,528,136
#Kesko OYJ, Class B 206,651 5,080,946
Kone OYJ, Class B 71,071 4,518,638
Konecranes OYJ 135,930 4,455,101
Lassila & Tikanoja OYJ 22,922 195,749
#*Lindex Group OYJ 70,822 179,863
Lumo Kodit Oyj 59,083 562,428
Luotea PLC 22,922 65,877
Mandatum OYJ 214,180 1,710,968
Marimekko OYJ 20,169 234,699
#*Metsa Board OYJ 76,545 255,545
#*Metsa Board OYJ 4,065 20,028
Metso OYJ 364,250 6,272,511
Neste OYJ 99,510 3,428,360
Nokia OYJ 1,128,760 14,041,971
#Nokian Renkaat OYJ 72,335 888,405
Nordea Bank Abp 793,178 14,877,670
Olvi OYJ, Class A Shares 7,803 283,752
#Oma Saastopankki OYJ 5,501 76,919
#*Optomed Oy 3,636 9,255
Oriola OYJ, Class B 77,359 83,668
Orion OYJ, Class A 15,422 1,231,980
Orion OYJ, Class B 77,740 6,264,942
Outokumpu OYJ 312,735 2,096,566
Pihlajalinna OYJ 14,090 185,116
Ponsse OYJ 5,511 144,162
Puuilo OYJ 55,882 852,180
#*QT Group OYJ 17,156 386,598
Raisio OYJ, Class V 69,099 206,694
*Revenio Group OYJ 9,474 154,477
Sampo OYJ, Class A 463,437 4,811,160
Sampo OYJ, Class A Shares 152,165 1,575,134
Sanoma OYJ 71,394 776,350
Scanfil OYJ 14,968 222,287
#Stora Enso OYJ, Class R 468,095 5,194,466
Taaleri PLC 10,708 96,091
Ω#Terveystalo OYJ 74,623 682,784
Tieto Oyj 92,571 2,063,214
Tokmanni Group Corp. 24,997 223,146
UPM-Kymmene OYJ 243,567 7,277,181
Shares Value †
FINLAND — (Continued)
Vaisala OYJ, Class A Shares 12,207 $ 713,106
Valmet OYJ 123,882 3,229,000
Verkkokauppa.com OYJ 15,644 41,198
Wartsila OYJ Abp 140,458 5,890,312
#*YIT OYJ 92,636 274,383
TOTAL FINLAND 121,273,585
FRANCE — (4.6%)
#*74Software SA 7,068 295,992
ABC arbitrage 15,194 95,533
Accor SA 79,870 3,947,216
#Aeroports de Paris SA 25,656 3,099,859
#*Air France-KLM 9,524 101,197
Air Liquide SA 43,350 9,309,917
Airbus SE 63,320 12,989,632
AKWEL SADIR, Class B 6,230 52,911
*Alstom SA 265,449 5,318,446
Alten SA 18,326 1,214,596
ΩAmundi SA 27,613 2,662,571
Ω*Aramis Group SAS 9,232 42,614
Arkema SA 45,283 3,293,386
Assystem SA 2,834 152,591
Aubay 3,262 190,559
AXA SA 167,185 8,028,990
ΩAyvens SA 220,226 2,965,694
*Bastide le Confort Medical 2,370 69,642
Beneteau SACA 33,399 267,590
BioMerieux 18,341 1,542,616
BNP Paribas SA 115,136 12,051,409
Boiron SA, Class A 3,176 102,081
Bonduelle SCA 6,105 61,947
Bouygues SA 158,604 9,354,600
Bureau Veritas SA 137,744 4,210,783
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 213 21,343
Capgemini SE 58,724 7,095,265
Carrefour SA 442,798 8,804,225
CBo Territoria 15,816 73,284
*Cegedim SA 4,695 66,090
Cie de Saint-Gobain SA 197,384 17,976,837
Cie des Alpes 16,683 433,475
Cie Generale des
Etablissements Michelin SCA 335,609 12,141,260
*Claranova SE, Registered 23,525 21,801
*Clariane SE 33,576 159,042
Coface SA 96,316 1,779,487
Credit Agricole SA 178,783 3,480,321
Danone SA 120,255 9,414,671
Dassault Aviation SA 5,151 1,793,376
Dassault Systemes SE 31,535 706,364
Derichebourg SA 67,735 719,478
#Edenred SE 65,994 1,647,373
Eiffage SA, Class P 62,624 10,064,152
Electricite de Strasbourg SA,
Class B 527 142,185
ΩElior Group SA 83,716 259,256
Elis SA 155,251 4,782,389
*Emeis SA 36,169 607,993

156
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
FRANCE — (Continued)
Engie SA 916,611 $ 30,181,671
Equasens 1,258 55,339
#Eramet SA 5,164 354,371
EssilorLuxottica SA, Class B 17,768 3,777,743
Etablissements Maurel et
Prom SA 71,469 835,012
*Euroapi SA 36,739 59,042
Eurofins Scientific SE 80,993 5,607,412
ΩEuronext NV 37,599 6,302,666
Euronext NV 714 119,687
Exel Industries SA, Class A 585 21,273
Exosens SAS 495 37,656
FDJ UNITED 101,112 2,739,873
*FIGEAC-AERO 3,291 38,335
Fnac Darty SA 9,197 380,835
*Forvia SE 158,543 1,853,834
Gaztransport Et Technigaz SA 27,941 6,784,660
#Getlink SE 57,840 1,293,882
GL Events SACA 6,535 256,423
Groupe Crit SA 2,025 132,073
Groupe SFPI 7,866 16,978
#*Guerbet 2,676 36,413
Hermes International SCA 3,451 6,572,235
*ID Logistics Group SACA 2,485 1,052,324
Imerys SA 25,431 663,459
Infotel SA 2,848 115,760
Interparfums SA 10,595 293,560
Ipsen SA 26,329 5,157,825
IPSOS SA 28,698 1,212,582
Jacquet Metals SACA 7,960 207,292
JCDecaux SE 63,623 1,410,561
Kaufman & Broad SA 10,998 356,718
Kering SA, Class A 4,050 1,105,284
Laurent-Perrier 1,232 121,686
Lectra 732 13,825
Legrand SA 45,965 8,184,927
#Linedata Services 469 23,822
LISI SA 11,105 810,261
LNA Sante SA 3,323 112,264
L'Oreal SA 18,824 8,082,917
*Lumibird 331 8,348
LVMH Moet Hennessy Louis
Vuitton SE 41,031 21,726,484
Manitou BF SA 6,852 163,568
Mersen SA 14,003 524,324
Metropole Television SA 19,799 301,463
Nexans SA 27,697 5,136,655
#*Nexity SA 31,903 315,108
North Atlantic Energies 1,933 141,832
NRJ Group 11,750 98,413
Oeneo SA 10,234 109,005
Opmobility 51,028 858,368
Orange SA 1,116,399 23,271,408
*OSE Immuno 9,383 42,090
Pernod Ricard SA 81,523 6,009,414
*Pierre Et Vacances SA 68,508 149,315
#Pluxee NV 9,230 130,685
Publicis Groupe SA 136,387 12,699,887
Shares Value †
FRANCE — (Continued)
Publicis Groupe SA, ADR 1,600 $ 37,408
Quadient SA 22,188 302,441
#Remy Cointreau SA 18,012 844,735
Renault SA 132,514 4,627,606
Rexel SA 227,063 9,524,884
Robertet SA, Class A 317 297,485
Rubis SCA 37,129 1,529,620
SA d'Explosifs et de Produits
Chimiques 299 93,648
Safran SA 38,632 12,371,593
Sanofi SA 92,026 8,616,642
Sanofi SA, Sponsored ADR 3,669 170,902
Sartorius Stedim Biotech 3,573 656,777
Savencia SA 2,527 196,829
Schneider Electric SE 30,929 9,745,131
SCOR SE 142,535 5,303,597
SEB SA 5,806 354,838
#Seche Environnement SACA 1,874 182,898
SES SA, Class A 291,564 2,404,391
Ω*SMCP SA 19,402 117,667
Societe BIC SA 12,491 857,174
Societe des Bains de Mer et
du Cercle des Etrangers a
Monaco 195 30,194
Societe Generale SA 161,603 12,974,040
Societe LDC SADIR 3,491 457,014
#Sodexo SA 59,975 3,047,716
*SOITEC 6,462 962,311
Sopra Steria Group 11,821 1,837,325
SPIE SA 120,960 6,995,270
Stef SA 2,986 407,016
#STMicroelectronics NV 44,952 2,426,410
STMicroelectronics NV- NYS 189,266 10,436,127
Sword Group 3,556 130,146
Synergie SE 6,848 226,531
Technip Energies NV 112,421 5,314,572
#Teleperformance SE 37,267 2,515,418
Television Francaise 1 SA 33,011 261,771
TFF Group 1,360 25,430
Thales SA 19,104 5,241,678
Thermador Groupe 3,105 252,048
TotalEnergies SE 741,391 68,957,503
#TotalEnergies SE 9,460 877,037
Trigano SA 7,875 1,443,861
*Ubisoft Entertainment SA 63,042 365,467
Valeo SE 186,872 2,337,873
Vallourec SACA 156,574 4,711,106
Veolia Environnement SA 85,679 3,612,171
Veolia Environnement SA,
ADR 26,622 563,055
Vetoquinol SA 1,843 166,468
Vicat SACA 13,850 974,803
VIEL & Cie SA 14,478 316,910
Vinci SA 121,923 18,378,267
Virbac SACA 1,643 715,999
*Viridien 8,198 1,391,529
Vivendi SE 86,839 202,205
#*Voltalia SA, Registered 11,391 94,337

157
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
FRANCE — (Continued)
#Vusion 469 $ 66,569
#Wavestone 3,830 205,769
Ω#*Worldline SA 57,442 16,845
Ω*X-Fab Silicon Foundries SE 34,763 256,498
TOTAL FRANCE 549,112,441
GERMANY — (4.9%)
1&1 AG 32,942 871,389
*7C Solarparken AG 45,824 101,057
Adesso SE 1,803 123,305
adidas AG 39,706 6,865,457
Adtran Networks SE 2,768 74,681
AIXTRON SE 40,088 2,209,242
#All for One Group SE 1,391 58,905
#Allgeier SE 5,109 97,088
Allianz SE, ADR 29,967 1,363,798
Allianz SE, Registered 39,361 17,961,042
Alzchem Group AG 5,556 1,081,246
Atoss Software SE 5,543 514,975
ΩAumann AG 3,009 44,827
*Aumovio SE 40,672 1,758,121
#Aurubis AG 22,939 4,932,337
BASF SE 414,793 26,634,958
*Basler AG 2,511 54,021
Bayer AG, Registered 552,324 24,652,694
Bayerische Motoren Werke AG 97,210 8,885,373
#*BayWa AG 30,525 100,260
Bechtle AG 63,880 2,176,092
ΩBefesa SA 25,743 987,467
Beiersdorf AG 17,621 1,458,908
*Bertrandt AG 3,738 47,576
Bijou Brigitte AG 3,026 176,062
Bilfinger SE 21,533 2,477,932
#Borussia Dortmund GmbH &
Co. KGaA 58,038 217,520
*BRANICKS Group AG 7,425 11,846
#Brenntag SE 90,489 6,589,664
Ω*Brockhaus Technologies AG 1,827 40,399
CANCOM SE 19,535 567,158
Carl Zeiss Meditec AG, Class
BR 18,524 575,398
*CECONOMY AG 133,938 688,167
*CENIT AG 4,236 32,994
Cewe Stiftung & Co. KGAA 4,125 456,301
Commerzbank AG 482,338 19,922,017
Continental AG 80,321 6,047,065
CTS Eventim AG & Co. KGaA 41,915 2,760,801
Daimler Truck Holding AG 253,708 12,779,445
Ω#*Delivery Hero SE, Class A 71,039 1,707,476
#Dermapharm Holding SE 1,266 68,833
Deutsche Bank AG,
Registered 25,908 805,370
*Deutsche Bank AG,
Registered Sponsored 466,336 14,479,733
Deutsche Boerse AG 44,522 13,662,438
Deutsche Lufthansa AG,
Registered 211,299 1,816,842
Deutsche Post AG 307,656 18,181,904
Deutsche Telekom AG 988,110 31,956,401
Shares Value †
GERMANY — (Continued)
Deutsche Wohnen SE 13,840 $ 321,128
Deutz AG 49,807 580,170
Draegerwerk AG & Co. KGaA 1,885 154,784
Duerr AG 36,796 910,749
ΩDWS Group GmbH & Co.
KGaA 27,868 1,928,740
E.ON SE 1,070,135 23,712,991
Eckert & Ziegler SE 35,135 628,942
*EDAG Engineering Group AG 9,082 39,312
Elmos Semiconductor SE 5,908 1,272,415
ElringKlinger AG 28,194 182,232
#Energiekontor AG 4,516 215,078
Evonik Industries AG 185,237 3,841,721
#*Evotec SE 100,763 619,367
Fabasoft AG 4,125 55,888
Fielmann Group AG 20,910 1,042,458
flatexDEGIRO SE 69,249 2,475,964
*Fraport AG Frankfurt Airport
Services Worldwide 26,013 2,128,386
Freenet AG 97,648 3,108,773
Fresenius Medical Care AG 132,655 6,008,129
Fresenius SE & Co. KGaA 90,999 4,403,281
Friedrich Vorwerk Group SE 5,874 502,661
FUCHS SE 17,658 676,302
GEA Group AG 111,304 7,618,464
#Gerresheimer AG 25,929 746,408
Gesco SE 2,835 49,385
#GFT Technologies SE 13,354 291,367
*Global Fashion Group SA 7,514 4,143
*Grand City Properties SA 27,482 308,515
Hannover Rueck SE 19,580 5,916,629
ΩHapag-Lloyd AG 8,343 1,078,499
Hawesko Holding SE 668 15,907
Heidelberg Materials AG 67,411 14,894,029
#*Heidelberger
Druckmaschinen AG 182,855 315,097
#*HelloFresh SE 12,159 65,924
Henkel AG & Co. KGaA 20,414 1,406,863
#Hensoldt AG 35,998 3,256,576
HOCHTIEF AG 12,867 6,900,798
*HomeToGo SE, Class A 8,826 13,304
Hornbach Holding AG & Co.
KGaA 8,369 794,215
#HUGO BOSS AG 39,389 1,666,621
Indus Holding AG 15,213 533,583
Infineon Technologies AG 393,989 26,403,659
Infineon Technologies AG,
Sponsored ADR 25,244 1,688,319
Init Innovation in Traffic
Systems SE 3,609 215,063
ΩInstone Real Estate Group
SE 23,634 244,524
#*IONOS Group SE 4,649 142,336
IVU Traffic Technologies AG 5,129 114,315
Jenoptik AG 36,926 1,445,887
ΩJOST Werke SE 15,554 945,122
K+S AG, Registered 129,350 2,421,671
KION Group AG 55,738 2,896,483
#*Kloeckner & Co. SE 33,477 467,314

158
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
GERMANY — (Continued)
Knorr-Bremse AG 37,207 $ 4,323,097
*Koenig & Bauer AG 6,142 67,149
#Kontron AG 31,217 780,718
Krones AG 11,976 1,733,575
KSB SE & Co. KGaA 38 43,684
KWS Saat SE & Co. KGaA 9,700 873,874
LANXESS AG 65,414 1,393,485
LEG Immobilien SE,
Registered 30,582 2,139,893
Leifheit AG 3,884 77,226
*LPKF Laser & Electronics SE 5,705 110,757
#*Medios AG 661 10,623
Mercedes-Benz Group AG 165,439 9,622,857
Merck KGaA 10,507 1,356,390
MLP SE 56,310 527,774
MTU Aero Engines AG 25,847 8,832,150
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 30,006 17,979,383
Multitude AG 6,890 48,332
#Mutares SE & Co. KGaA 18,888 548,374
#Nagarro SE 6,907 352,448
Nemetschek SE 30,096 2,181,791
#*Nordex SE 71,962 4,095,810
Norma Group SE 16,382 282,488
*Pentixapharm Holding AG 5,831 13,817
Pfeiffer Vacuum Technology
AG 1,907 374,474
PNE AG 1,731 19,189
ProCredit Holding AG 13,280 127,429
ProSiebenSat.1 Media SE 6,738 31,995
Puma SE 49,031 1,494,258
*PVA TePla AG 12,119 519,743
PWO AG 1,010 31,752
*Q Beyond AG Konv Namens
Aktien 12,194 52,353
QIAGEN NV 62,199 2,150,841
#QIAGEN NV 10,446 355,785
*R Stahl AG 845 13,183
Rational AG 2,983 2,181,753
RENK Group AG 9,414 595,995
Rheinmetall AG 16,210 25,780,685
#RTL Group SA 24,586 944,528
RWE AG 132,014 9,598,146
SAF-Holland SE 2,392 49,160
Salzgitter AG 19,828 1,117,372
SAP SE 30,634 5,228,565
SAP SE, Sponsored ADR 1,559 264,235
Schaeffler AG 170,328 1,614,408
Schloss Wachenheim AG 147 2,414
ΩScout24 SE 40,042 3,334,955
Secunet Security Networks AG 877 188,058
*SGL Carbon SE, Registered 18,447 94,455
Siemens AG, Registered 63,089 18,690,324
Siemens Energy AG 117,745 24,941,808
ΩSiemens Healthineers AG 41,964 1,716,995
#Siltronic AG 10,414 973,625
Sixt SE 12,970 1,033,821
Shares Value †
GERMANY — (Continued)
*SMA Solar Technology AG 3,585 $ 228,983
Stabilus SE 14,309 289,040
STRATEC SE 3,292 67,965
Stroeer SE & Co. KGaA 19,964 870,240
Suedzucker AG 45,862 666,023
Surteco Group SE 3,313 39,252
SUSS MicroTec SE 12,420 1,110,177
Symrise AG, Class A 52,091 4,597,559
TAG Immobilien AG 95,702 1,664,861
Takkt AG 16,965 54,329
Talanx AG 31,220 4,061,442
Ω*TeamViewer SE 53,402 297,304
Technotrans SE 4,289 165,023
thyssenkrupp AG 349,060 4,129,446
*Tkms AG& Co. KGaA 14,724 1,500,933
TUI AG 394,509 2,939,566
TUI AG 247 1,840
United Internet AG 73,783 2,312,643
*Verbio SE 11,970 529,922
Volkswagen AG, Registered,
Class R 6,687 689,895
Vonovia SE, Class R 180,281 4,844,967
Vossloh AG 7,791 693,667
Wacker Chemie AG 9,764 1,072,633
Wacker Neuson SE 19,874 447,146
Washtec AG 4,262 217,980
*Westwing Group SE 2,157 33,526
Wuestenrot &
Wuerttembergische AG 15,336 266,969
Ω*Zalando SE 153,082 3,776,410
Zeal Network SE 1,564 89,898
TOTAL GERMANY 575,324,714
GREECE — (0.2%)
Aegean Airlines SA 22,986 300,645
*Aktor SA Holding Company
Technical And Energy Projects 11,066 140,973
#Allwyn AG 20,375 289,200
Alpha Bank SA 662,664 2,642,945
Athens Water Supply &
Sewage Co. SA 13,462 162,337
Autohellas Tourist and Trading
SA 15,061 190,807
#Avax SA 23,283 83,302
Bank of Greece 10,713 187,246
Ellaktor SA 42,711 65,934
ElvalHalcor SA 34,777 162,365
Eurobank SA 347,987 1,502,196
Fourlis Holdings SA 19,598 104,372
GEK TERNA SA 29,191 1,399,146
Hellenic Telecommunications
Organization SA 23,817 507,642
HELLENiQ ENERGY Holdings
S.A. 71,683 827,001
Holding Co. ADMIE IPTO SA 46,081 177,571
*Ideal Holdings SA 8,412 57,627
JUMBO SA 48,939 1,334,157
Kri-Kri Milk Industry SA 5,826 167,779
*LAMDA Development SA 37,710 267,626

159
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
GREECE — (Continued)
*Metlen Energy & Metals PLC 17,406 $ 714,633
Motor Oil Hellas Corinth
Refineries SA 49,713 2,215,998
National Bank of Greece SA 73,975 1,164,971
Optima bank SA 7,330 76,182
*Piraeus Bank SA 176,398 1,645,041
Piraeus Port Authority SA 3,714 164,466
Profile Systems & Software SA 1,876 16,593
Public Power Corp. SA 23,560 497,743
Quest Holdings SA 15,003 123,195
Sarantis SA 12,552 210,555
Thrace Plastics Holding and
Co., Class A 12,376 59,522
Titan SA 26,373 1,415,049
TOTAL GREECE 18,874,819
HONG KONG — (1.0%)
AIA Group, Ltd. 1,602,000 17,392,705
Analogue Holdings, Ltd. 102,000 13,411
ASMPT, Ltd. 155,400 3,235,454
Associated International
Hotels, Ltd. 38,000 25,467
Bank of East Asia, Ltd. (The) 681,096 1,189,391
Best Mart 360 Holdings, Ltd. 196,000 44,786
*Bitfire Group Holdings, Ltd. 76,000 25,224
BOC Hong Kong Holdings, Ltd. 561,000 3,202,543
#*Bright Smart Securities &
Commodities Group, Ltd. 600,000 945,907
ΩBudweiser Brewing Co.
APAC, Ltd. 203,300 199,050
Build King Holdings, Ltd. 510,000 117,836
Cafe de Coral Holdings, Ltd. 304,000 155,614
Cathay Pacific Airways, Ltd. 1,157,271 1,710,700
Cheuk Nang Holdings, Ltd. 24,781 4,017
Chevalier International
Holdings, Ltd. 34,349 17,495
*Chia Tai Enterprises
International, Ltd. 3,000 3,171
*<China Renewable Energy
Investment, Ltd. 710,000 –
Chinese Estates Holdings, Ltd. 256,000 39,542
Chow Sang Sang Holdings
International, Ltd. 253,000 375,281
CITIC Telecom International
Holdings, Ltd. 1,264,000 448,562
CK Asset Holdings, Ltd. 360,843 2,250,619
CK Hutchison Holdings, Ltd. 432,260 3,589,406
CK Infrastructure Holdings,
Ltd. 130,500 1,094,476
*CK Life Sciences Int'l
Holdings, Inc. 906,000 83,270
CLP Holdings, Ltd. 217,500 2,085,112
C-Mer Medical Holdings, Ltd. 386,000 60,607
CN Logistics International
Holdings, Ltd. 51,000 21,354
*Cowell e Holdings, Inc. 174,000 701,886
ΩCrystal International Group,
Ltd. 605,000 508,173
CTF Services, Ltd. 463,481 481,009
*<CW Group Holdings, Ltd. 210,000 –
Shares Value †
HONG KONG — (Continued)
Dah Sing Banking Group, Ltd. 309,996 $ 496,627
Dah Sing Financial Holdings,
Ltd. 145,100 763,494
*Deep Source Holdings, Ltd. 2,920,000 298,197
Dream International, Ltd. 114,500 110,206
Eagle Nice International
Holdings, Ltd. 118,000 45,792
#*EC Healthcare 316,000 18,354
*Esprit Holdings, Ltd. 180,500 16,590
Fairwood Holdings, Ltd. 72,000 36,396
*Far East Consortium
International, Ltd. 911,927 88,472
First Pacific Co., Ltd. 1,444,400 1,014,099
Ω*FIT Hon Teng, Ltd. 1,479,000 1,451,860
FSE Lifestyle Services, Ltd. 80,000 57,188
*<Fuguiniao Co., Ltd., Class H 53,000 –
Galaxy Entertainment Group,
Ltd. 360,000 1,523,868
Giordano International, Ltd. 786,000 149,499
Gold Peak Technology Group,
Ltd. 262,000 23,746
Golden Resources
Development International,
Ltd. 316,000 14,320
*GR Life Style Co., Ltd. 54,000 16,888
Great Eagle Holdings, Ltd. 117,611 266,637
Guoco Group, Ltd. 3,000 26,424
#Guotai Junan International
Holdings, Ltd. 1,739,000 537,211
Hang Lung Group, Ltd. 618,000 1,275,642
Hang Lung Properties, Ltd. 1,482,208 1,740,713
Harbour Centre Development,
Ltd. 21,000 12,117
#Henderson Land
Development Co., Ltd. 327,486 1,286,742
HK Electric Investments & HK
Electric Investments, Ltd. 612,000 499,209
*HKR International, Ltd. 434,160 65,398
HKT Trust & HKT, Ltd., Class
SS 2,605,000 4,219,875
Hon Kwok Land Investment
Co., Ltd. 20,000 2,451
Hong Kong & China Gas Co.,
Ltd. 1,839,765 1,697,974
Hong Kong Exchanges &
Clearing, Ltd. 122,190 6,432,571
Hong Kong Technology
Venture Co., Ltd. 184,670 25,460
*Hongkong & Shanghai Hotels,
Ltd. (The) 299,462 225,158
*Hope Life International
Holdings, Ltd. 160,000 4,187
*<Huiyuan Juice 306,500 13,717
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 762,000 112,835
Hysan Development Co., Ltd. 260,000 650,519
IGG, Inc. 596,000 235,851
ΩImpro Precision Industries,
Ltd. 316,000 418,308

160
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
HONG KONG — (Continued)
International Housewares
Retail Co., Ltd. 198,000 $ 17,187
Jacobson Pharma Corp., Ltd. 166,000 23,945
JBM Healthcare, Ltd. 176,000 55,493
Johnson Electric Holdings, Ltd. 386,681 1,031,643
Karrie International Holdings,
Ltd. 464,000 141,562
Kerry Properties, Ltd. 440,500 1,334,925
KLN Logistics Group, Ltd. 382,750 327,356
#Kowloon Development Co.,
Ltd. 280,941 167,838
*Lai Sun Development Co.,
Ltd. 139,920 16,968
Liu Chong Hing Investment,
Ltd. 88,000 51,899
Luk Fook Holdings
International, Ltd. 328,000 934,541
#Man Wah Holdings, Ltd. 1,320,800 718,252
*Melco International
Development, Ltd. 183,000 99,516
#MGM China Holdings, Ltd. 222,800 332,191
*Midland Holdings, Ltd., Class
B 356,000 129,517
Modern Dental Group, Ltd. 218,000 166,970
*Mongolian Mining Corp. 612,000 738,267
MTR Corp., Ltd. 307,085 1,307,721
NagaCorp, Ltd. 864,423 441,384
Nameson Holdings, Ltd. 590,000 76,068
*New World Development Co.,
Ltd. 1,051,602 1,143,724
*<NewOcean Energy Holdings,
Ltd. 346,000 –
#Nissin Foods Co., Ltd. 123,000 112,735
Oriental Watch Holdings 376,000 156,952
Pacific Basin Shipping, Ltd. 3,256,000 1,271,851
Pacific Textiles Holdings, Ltd. 791,000 118,139
PAX Global Technology, Ltd. 534,000 265,850
PCCW, Ltd. 2,806,954 2,164,225
Perfect Medical Health
Management, Ltd. 245,000 37,530
Pico Far East Holdings, Ltd. 656,000 203,489
Plover Bay Technologies, Ltd. 151,000 145,145
Power Assets Holdings, Ltd. 190,000 1,565,598
PRADA SpA 142,700 632,097
Public Financial Holdings, Ltd. 204,000 38,281
ΩRegina Miracle International
Holdings, Ltd. 209,000 48,557
Sa Sa International Holdings,
Ltd. 700,000 86,676
ΩSamsonite Group SA 987,000 1,797,924
Sands China, Ltd. 320,800 668,320
SAS Dragon Holdings, Ltd. 216,000 157,993
Shangri-La Asia, Ltd. 945,166 534,493
*Shenwan Hongyuan HK, Ltd. 360,000 51,470
*Shun Tak Holdings, Ltd. 1,142,000 84,552
SITC International Holdings
Co., Ltd. 1,121,000 4,676,468
#*SJM Holdings, Ltd. 2,182,376 573,888
Shares Value †
HONG KONG — (Continued)
SmarTone
Telecommunications Holdings,
Ltd. 319,586 $ 204,796
*Soundwill Holdings, Ltd. 40,500 36,241
#Stella International Holdings,
Ltd. 481,500 913,367
Sun Hung Kai Properties, Ltd. 139,588 2,419,793
SUNeVision Holdings, Ltd. 565,000 440,677
Swire Pacific, Ltd., Class A 159,500 1,726,581
Swire Pacific, Ltd., Class B 320,000 542,065
Swire Properties, Ltd. 132,400 422,531
Tai Hing Group Holdings, Ltd. 220,000 31,173
Tai Sang Land Development,
Ltd. 20,710 5,975
Techtronic Industries Co., Ltd. 283,500 4,049,612
*Television Broadcasts, Ltd. 259,900 91,237
Texhong International Group,
Ltd. 239,500 216,456
*Tongda Group Holdings, Ltd. 79,200 31,442
*Touyun Biotech Group, Ltd. 100,000 1,991
Transport International
Holdings, Ltd. 214,618 278,623
Truly International Holdings,
Ltd. 1,140,000 145,524
#United Laboratories
International Holdings, Ltd.
(The) 984,500 1,178,824
*Unity Group Holdings
International, Ltd. 198,000 9,984
*<Untrade.Tech Pro. 2,780,000 –
Vedan International Holdings,
Ltd. 152,000 15,329
#Vitasoy International
Holdings, Ltd. 528,000 416,536
*Viva Goods Company, Ltd. 960,000 72,303
*Vobile Group, Ltd. 484,000 193,384
VSTECS Holdings, Ltd. 469,600 613,845
VTech Holdings, Ltd. 137,300 1,056,862
ΩWH Group, Ltd. 5,109,208 6,208,988
Wharf Real Estate Investment
Co., Ltd. 433,000 1,345,361
Wing Tai Properties, Ltd. 102,000 28,645
Wynn Macau, Ltd., Class B 738,000 534,158
*Xingye Alloy Materials Group,
Ltd. 89,000 10,452
Xinyi Glass Holdings, Ltd. 1,691,017 2,083,078
Yee Hop Holdings, Ltd. 12,000 980
YesAsia Holdings, Ltd. 84,000 33,241
#Yue Yuen Industrial Holdings,
Ltd. 457,500 849,737
#*Yunfeng Financial Group,
Ltd. 48,000 16,360
TOTAL HONG KONG 116,772,014
HUNGARY — (0.1%)
#*4iG Nyrt 20,975 156,585
Magyar Telekom
Telecommunications PLC 182,914 1,445,556
*MASTERPLAST Nyrt 1,030 8,518
MOL Hungarian Oil & Gas PLC 172,706 2,298,515

161
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
HUNGARY — (Continued)
#Opus Global Nyrt 106,523 $ 112,428
OTP Bank Nyrt 35,088 4,696,901
Richter Gedeon Nyrt 34,188 1,437,834
TOTAL HUNGARY 10,156,337
INDIA — (4.2%)
360 ONE WAM, Ltd. 80,254 874,845
*5Paisa Capital, Ltd. 2,937 10,381
Aarti Drugs, Ltd. 16,762 66,456
Aarti Industries, Ltd. 100,049 534,958
Aarti Pharmalabs, Ltd. 19,291 150,454
ABB India, Ltd. 6,072 462,531
ACC, Ltd. 23,251 348,372
Action Construction
Equipment, Ltd. 13,202 123,467
Acutaas Chemicals, Ltd. 2,206 60,292
*Adani Energy Solutions, Ltd. 23,936 338,498
Adani Enterprises, Ltd. 3,112 78,966
*Adani Green Energy, Ltd. 23,592 305,023
Adani Ports & Special
Economic Zone, Ltd. 102,466 1,789,171
*Adani Power, Ltd. 883,306 2,064,626
Adani Total Gas, Ltd. 31,402 209,989
ADF Foods, Ltd. 21,335 59,374
*Aditya Birla Fashion and
Retail, Ltd. 102,119 69,074
*Aditya Birla Lifestyle Brands,
Ltd. 94,181 101,986
Aditya Birla Real Estate, Ltd. 33,780 528,942
Aditya Birla Sun Life Asset
Management Co., Ltd. 29,840 319,169
Advanced Enzyme
Technologies, Ltd. 22,820 83,597
*Advent Hotels International
Pvt, Ltd. 14,400 23,267
Aegis Logistics, Ltd. 55,786 411,987
Aeroflex Industries, Ltd. 8,372 26,874
AGI Greenpac, Ltd. 17,007 113,602
Ahluwalia Contracts India, Ltd. 14,045 131,847
AIA Engineering, Ltd. 15,634 650,570
Ajanta Pharma, Ltd. 24,776 736,829
Ajmera Realty & Infra India,
Ltd. 11,585 15,172
Alembic Pharmaceuticals, Ltd. 22,017 175,136
Alembic, Ltd. 61,733 59,317
Alkem Laboratories, Ltd. 10,720 609,901
*Allcargo Logistics, Ltd. 281,841 28,744
*Allcargo Worldwide, Ltd. 301,536 73,928
Amara Raja Energy & Mobility,
Ltd. 80,370 740,542
*Amber Enterprises India, Ltd. 5,906 499,293
Ambuja Cements, Ltd. 112,790 527,862
Anant Raj, Ltd. 72,331 371,052
Andhra Sugars, Ltd. (The) 68,743 70,739
Angel One, Ltd. 472,100 1,535,520
Ω*Antony Waste Handling
Cell, Ltd. 9,644 51,607
Anup Engineering, Ltd. (The) 4,014 87,213
Anupam Rasayan India, Ltd. 3,466 49,072
Shares Value †
INDIA — (Continued)
Apar Industries, Ltd. 16,333 $ 2,121,950
Apcotex Industries, Ltd. 13,262 56,226
Apeejay Surrendra Park
Hotels, Ltd. 45,364 58,181
APL Apollo Tubes, Ltd. 96,528 1,937,399
Apollo Hospitals Enterprise,
Ltd. 25,855 2,080,222
Apollo Pipes, Ltd. 7,906 37,704
Apollo Tyres, Ltd. 217,907 937,622
Artemis Medicare Services,
Ltd. 8,627 22,190
Arvind Fashions, Ltd. 71,726 334,887
Arvind, Ltd. 150,395 631,520
Asahi India Glass, Ltd. 31,183 274,742
Ashapura Minechem, Ltd. 48,809 324,643
Ashiana Housing, Ltd. 23,482 84,773
Ashok Leyland, Ltd. 1,488,715 2,542,369
*Ashoka Buildcon, Ltd. 123,467 174,637
*Asian Granito India, Ltd. 39,177 26,834
Asian Paints, Ltd. 34,536 889,473
ΩAster DM Healthcare, Ltd. 60,291 445,320
Astra Microwave Products, Ltd. 27,246 323,001
Astral, Ltd. 25,616 412,846
AstraZeneca Pharma India,
Ltd. 851 73,638
Atul, Ltd. 7,313 525,281
ΩAU Small Finance Bank, Ltd. 211,828 2,267,392
AurionPro Solutions, Ltd. 1,732 15,874
Aurobindo Pharma, Ltd. 139,282 2,039,034
*Aurum Proptech, Ltd. 8,579 16,479
Automotive Axles, Ltd. 2,918 56,747
Avadh Sugar & Energy, Ltd. 4,809 24,893
Avantel, Ltd. 9,228 14,461
Avanti Feeds, Ltd. 33,341 485,008
Ω*Avenue Supermarts, Ltd. 5,836 281,975
*AvenuesAI, Ltd. 771,788 111,726
Axis Bank, Ltd. 649,694 8,681,639
Axis Bank, Ltd., GDR 809 53,960
*AXISCADES Technologies,
Ltd. 2,136 45,201
Bajaj Auto, Ltd. 19,463 2,049,368
*Bajaj Consumer Care, Ltd. 60,268 286,025
Bajaj Finserv, Ltd. 87,283 1,606,731
*Bajaj Hindusthan Sugar, Ltd. 1,406,661 300,854
Balaji Amines, Ltd. 11,656 163,781
Balkrishna Industries, Ltd. 31,048 706,837
Balmer Lawrie & Co., Ltd. 51,234 101,476
Balrampur Chini Mills, Ltd. 241,371 1,325,059
Balu Forge Industries, Ltd. 12,728 72,602
Banco Products India, Ltd. 48,590 316,659
ΩBandhan Bank, Ltd. 677,998 1,426,661
Bank of Baroda 319,673 887,343
Bank of India 266,117 392,164
Bank of Maharashtra 1,420,146 1,172,610
Bannari Amman Sugars, Ltd.,
Class F 1,452 56,992
BASF India, Ltd. 5,965 228,881
Bata India, Ltd. 30,416 230,234
Bayer CropScience, Ltd. India 8,446 423,938

162
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
BEML, Ltd. 19,964 $ 379,892
Berger Paints India, Ltd. 96,473 480,872
*BF Utilities, Ltd. 8,208 48,333
Bhansali Engineering
Polymers, Ltd. 44,816 45,390
Bharat Bijlee, Ltd. 5,163 168,456
Bharat Dynamics, Ltd. 42,958 617,392
Bharat Electronics, Ltd. 2,731,078 12,410,361
Bharat Forge, Ltd. 125,211 2,482,222
Bharat Heavy Electricals, Ltd. 459,445 1,705,896
Bharat Petroleum Corp., Ltd. 150,293 475,753
Bharat Rasayan, Ltd. 1,332 19,433
Bharti Airtel, Ltd. 350,207 6,961,800
Biocon, Ltd. 109,240 413,935
Birla Corp., Ltd. 12,978 124,360
Birlasoft, Ltd. 260,304 1,013,229
Black Box, Ltd. 9,374 63,169
Bliss Gvs Pharma, Ltd. 39,050 113,866
BLS International Services,
Ltd. 23,028 67,524
Blue Dart Express, Ltd. 4,896 281,941
Blue Star, Ltd. 32,436 608,642
*Bluspring Enterprises, Ltd. 7,190 4,891
Bombay Burmah Trading Co. 17,539 277,386
Bombay Dyeing &
Manufacturing Co., Ltd. 76,948 91,659
*Borosil Renewables, Ltd. 5,499 29,055
*Borosil, Ltd. 2,403 6,257
Bosch, Ltd. 1,026 389,099
Brigade Enterprises, Ltd. 42,939 357,396
*Brightcom Group, Ltd. 1,320,081 132,267
Britannia Industries, Ltd. 19,035 1,148,352
BSE, Ltd. 85,344 3,273,444
*Camlin Fine Sciences, Ltd. 58,953 78,845
Campus Activewear, Ltd. 19,634 51,335
Canara Bank 949,844 1,347,502
Cantabil Retail India, Ltd. 3,469 8,840
*Capacit'e Infraprojects, Ltd. 42,713 113,589
Capital Small Finance Bank,
Ltd. 4,944 14,562
Caplin Point Laboratories, Ltd. 15,027 270,573
Carborundum Universal, Ltd. 43,530 436,498
Care Ratings, Ltd. 11,698 205,875
*Cartrade Tech, Ltd. 24,740 423,152
Carysil, Ltd. 11,881 113,022
Castrol India, Ltd. 291,167 566,972
CCL Products India, Ltd. 60,491 723,429
CE Info Systems, Ltd. 3,147 30,494
Ceat, Ltd. 23,901 867,564
*Ceigall India, Ltd. 3,536 12,615
Cemindia Projects, Ltd. 85,788 736,866
Central Depository Services
India, Ltd. 83,426 1,118,045
Centum Electronics, Ltd. 514 15,423
Century Enka, Ltd. 7,114 31,562
Century Plyboards India, Ltd. 22,626 190,148
Cera Sanitaryware, Ltd. 2,100 116,216
CESC, Ltd. 247,825 489,651
Shares Value †
INDIA — (Continued)
CG Power & Industrial
Solutions, Ltd. 201,078 $ 1,723,110
Chalet Hotels, Ltd. 30,315 242,006
Chambal Fertilisers and
Chemicals, Ltd. 148,365 684,740
Chennai Petroleum Corp., Ltd. 34,204 406,623
*Choice International, Ltd. 17,637 123,283
CIE Automotive India, Ltd. 67,215 335,495
*Cigniti Technologies, Ltd. 3,157 39,322
Cipla, Ltd. 199,856 2,757,571
City Union Bank, Ltd. 300,659 855,566
Clean Science & Technology,
Ltd. 2,445 21,099
CMS Info Systems, Ltd. 146,637 448,576
Coal India, Ltd. 184,903 937,921
ΩCochin Shipyard, Ltd. 56,427 1,030,521
Coforge, Ltd. 192,897 2,430,475
*Cohance Lifesciences, Ltd. 35,961 183,094
Colgate-Palmolive India, Ltd. 46,268 1,021,843
Computer Age Management
Services, Ltd. 200,737 1,562,096
Container Corp. of India, Ltd. 103,328 553,960
Coromandel International, Ltd. 81,696 1,705,727
Cosmo First, Ltd. 10,480 78,809
Craftsman Automation, Ltd. 8,212 665,171
CRISIL, Ltd. 7,224 326,418
Crompton Greaves Consumer
Electricals, Ltd. 8,619 24,733
*CSB Bank, Ltd. 27,215 109,518
Cummins India, Ltd. 49,955 2,771,811
Cyient, Ltd. 38,054 349,513
Ω*D P Abhushan, Ltd. 995 10,855
Dabur India, Ltd. 97,337 452,772
*Dalmia Bharat Refractories,
Ltd. 185 –
Dalmia Bharat Sugar &
Industries, Ltd. 9,449 39,573
Dalmia Bharat, Ltd. 32,864 660,059
Data Patterns India, Ltd. 4,012 172,533
Datamatics Global Services,
Ltd. 6,332 48,887
DB Corp., Ltd. 53,560 122,239
DCB Bank, Ltd. 157,052 309,028
*DCM Shriram International,
Ltd. 6,668 4,605
DCM Shriram, Ltd. 13,208 170,816
DCW, Ltd. 77,422 38,428
Ddev Plastiks Industries, Ltd. 3,309 8,814
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 55,485 739,644
Deepak Nitrite, Ltd. 44,985 823,215
*Delhivery, Ltd. 207,413 1,020,634
*Devyani International, Ltd. 128,470 168,828
*Dhanlaxmi Bank, Ltd. 173,129 55,470
Dhanuka Agritech, Ltd. 5,441 61,892
ΩDilip Buildcon, Ltd. 38,788 189,948
*Dish TV India, Ltd. 654,442 26,339
*Dishman Carbogen Amcis,
Ltd. 32,616 62,948

163
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Divi's Laboratories, Ltd. 6,228 $ 426,678
Dixon Technologies India, Ltd. 19,597 2,305,566
DLF, Ltd. 123,380 763,051
D-Link India, Ltd. 11,348 53,838
Dodla Dairy, Ltd. 18,034 208,985
Dollar Industries, Ltd. 14,444 45,624
ΩDr. Lal PathLabs, Ltd. 33,354 480,453
Dr. Reddy's Laboratories, Ltd. 62,250 867,635
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 227,751 3,106,524
*Dredging Corp. of India, Ltd. 5,068 50,109
Dwarikesh Sugar Industries,
Ltd. 67,889 33,589
Dynacons Systems &
Solutions Ltd, Class H 1,206 13,828
eClerx Services, Ltd. 41,392 623,189
Eicher Motors, Ltd. 34,953 2,617,965
*EID Parry India, Ltd. 42,372 376,784
EIH Associated Hotels 16,385 55,898
EIH, Ltd. 75,158 252,562
Eimco Elecon India, Ltd.,
Class A 650 10,776
Elecon Engineering Co., Ltd. 53,347 284,767
*Electronics Mart India, Ltd. 63,353 82,994
Electrosteel Castings, Ltd. 235,095 203,084
Elgi Equipments, Ltd. 130,899 763,352
Emami, Ltd. 118,744 556,102
*Embassy Developments, Ltd. 234,880 114,528
Emcure Pharmaceuticals, Ltd. 13,053 231,056
ΩEndurance Technologies,
Ltd. 20,612 506,126
Engineers India, Ltd. 286,943 761,664
EPL, Ltd. 121,569 289,636
Ω*Equitas Small Finance
Bank, Ltd. 410,746 289,298
Ω*Eris Lifesciences, Ltd. 30,024 418,472
ESAB India, Ltd. 1,641 108,351
Escorts Kubota, Ltd. 29,909 1,021,485
*Eternal, Ltd. 341,115 887,813
*Eureka Forbes, Ltd. 41,454 217,788
Eveready Industries India, Ltd. 21,188 74,795
Everest Kanto Cylinder, Ltd. 17,320 21,786
Exide Industries, Ltd. 324,045 1,230,954
FDC, Ltd. India 17,922 68,817
Federal Bank, Ltd. 1,261,147 3,812,789
*Federal-Mogul Goetze India,
Ltd. 2,377 11,768
FIEM Industries, Ltd. 10,754 247,306
Filatex India, Ltd. 105,104 50,629
Fine Organic Industries, Ltd. 2,898 141,310
Fineotex Chemical, Ltd. 201,562 48,801
Finolex Cables, Ltd. 35,653 372,086
Finolex Industries, Ltd. 187,495 341,432
Firstsource Solutions, Ltd. 266,982 601,790
Flair Writing Industries, Ltd. 2,951 9,910
Force Motors, Ltd. 5,115 1,072,647
Fortis Healthcare, Ltd. 173,393 1,686,089
*FSN E-Commerce Ventures,
Ltd. 15,268 42,590
Shares Value †
INDIA — (Continued)
G R Infraprojects, Ltd. 18,622 $ 183,878
Gabriel India, Ltd. 54,318 586,939
GAIL India, Ltd. 1,254,006 2,156,604
Galaxy Surfactants, Ltd. 5,256 102,845
Ganesh Housing, Ltd. 1,774 12,440
Garden Reach Shipbuilders &
Engineers, Ltd. 9,960 307,550
Garware Hi-Tech Films, Ltd. 4,720 198,868
Garware Technical Fibres, Ltd. 18,490 119,758
Gateway Distriparks, Ltd. 219,000 132,373
GE Vernova T&D India, Ltd. 29,539 1,389,968
*Genesys International Corp.,
Ltd. 568 1,608
Geojit Financial Services, Ltd. 55,479 37,661
GHCL Textiles, Ltd. 42,918 40,276
GHCL, Ltd. 52,797 281,914
Gillette India, Ltd. 3,382 283,402
ΩGland Pharma, Ltd. 13,084 241,350
GlaxoSmithKline
Pharmaceuticals, Ltd. 14,421 354,988
Glenmark Pharmaceuticals,
Ltd. 104,684 2,654,000
Global Health, Ltd. India 59,177 696,585
Globus Spirits, Ltd. 12,770 148,865
GMM Pfaudler, Ltd. 18,185 173,499
*GMR Airports, Ltd. 659,903 670,445
GNA Axles, Ltd. 7,987 36,231
*Go Fashion India, Ltd. 956 2,840
Godawari Power and Ispat,
Ltd. 141,976 443,218
Godfrey Phillips India, Ltd. 22,776 540,162
ΩGodrej Agrovet, Ltd. 22,055 138,562
Godrej Consumer Products,
Ltd. 63,769 716,945
*Godrej Industries, Ltd. 28,415 287,118
*Godrej Properties, Ltd. 41,929 810,716
*Gokaldas Exports, Ltd. 14,193 105,228
*Gokul Agro Resources, Ltd. 49,808 122,172
Goldiam International, Ltd. 5,066 20,128
Goodluck India, Ltd. 2,443 32,294
Granules India, Ltd. 169,642 1,250,593
Graphite India, Ltd. 72,492 540,060
Grasim Industries, Ltd. 57,883 1,704,221
Gravita India, Ltd. 6,015 103,299
Great Eastern Shipping Co.,
Ltd. (The) 109,786 1,823,872
Greaves Cotton, Ltd. 61,120 106,368
Greenlam Industries, Ltd. 34,650 82,462
*Greenpanel Industries, Ltd. 41,441 99,946
Greenply Industries, Ltd. 35,677 100,494
Grindwell Norton, Ltd. 27,387 454,720
Gufic Biosciences, Ltd. 3,301 9,898
Gujarat Alkalies & Chemicals,
Ltd. 18,353 154,876
Gujarat Ambuja Exports, Ltd. 67,316 110,463
Gujarat Fluorochemicals, Ltd. 16,192 614,490
Gujarat Gas, Ltd. 26,551 106,315
Gujarat Industries Power Co.,
Ltd. 29,568 48,863

164
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Gujarat Mineral Development
Corp., Ltd. 53,425 $ 414,364
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 82,080 405,844
Gujarat Pipavav Port, Ltd. 249,432 410,097
Gujarat State Petronet, Ltd. 160,214 481,399
Gulf Oil Lubricants India, Ltd. 13,767 142,625
Happiest Minds Technologies,
Ltd. 5,781 22,725
ΩHarsha Engineers
International, Ltd. 6,415 26,136
Hatsun Agro Product, Ltd. 20,033 203,351
Havells India, Ltd. 39,660 518,389
HBL Engineering, Ltd. 71,982 605,577
HCL Technologies, Ltd. 202,335 2,556,214
ΩHDFC Asset Management
Co., Ltd. 65,202 1,863,449
HDFC Bank, Ltd. 686,042 5,577,892
HDFC Bank, Ltd., Sponsored
ADR 203,085 5,160,390
ΩHDFC Life Insurance Co.,
Ltd. 43,172 266,954
*HealthCare Global
Enterprises, Ltd. 18,256 110,126
HEG, Ltd. 78,763 494,625
HeidelbergCement India, Ltd. 16,174 27,066
Heritage Foods, Ltd. 27,686 104,471
Hero MotoCorp, Ltd. 60,008 3,223,777
HFCL, Ltd. 672,495 822,111
HG Infra Engineering, Ltd. 10,441 65,453
Himadri Speciality Chemical,
Ltd. 158,794 1,016,787
Hindalco Industries, Ltd. 736,437 8,053,855
Hindustan Aeronautics, Ltd. 42,223 1,930,143
Hindustan Copper, Ltd. 208,554 1,175,226
*Hindustan Foods, Ltd. 21,027 109,207
*Hindustan Oil Exploration
Co., Ltd. 24,621 41,141
Hindustan Petroleum Corp.,
Ltd. 383,179 1,512,106
Hindustan Unilever, Ltd. 60,493 1,434,605
*Hindware Home Innovation,
Ltd. 11,740 26,942
Hitachi Energy India, Ltd. 1,384 489,215
HI-Tech Pipes, Ltd. 55,978 54,360
Honda India Power Products,
Ltd. 1,550 37,709
HPL Electric & Power, Ltd. 1,014 3,820
*Hubtown, Ltd. 28,564 61,038
ICICI Bank, Ltd. 137,805 1,834,327
ICICI Bank, Ltd., Sponsored
ADR 437,886 11,643,389
ΩICICI Lombard General
Insurance Co., Ltd. 31,648 587,921
ΩICICI Prudential Life
Insurance Co., Ltd. 47,911 259,384
ICRA, Ltd. 1,503 85,860
*ideaForge Technology, Ltd. 9,964 63,954
IDFC First Bank, Ltd. 4,036,447 2,961,617
Shares Value †
INDIA — (Continued)
*IFB Industries, Ltd. 8,729 $ 105,105
IIFL Capital Services, Ltd. 85,966 282,886
*India Cements, Ltd. (The) 50,731 211,607
India Glycols, Ltd. 21,930 240,768
India Nippon Electricals, Ltd. 2,670 22,281
ΩIndiaMart InterMesh, Ltd. 20,124 446,014
Indian Bank 107,028 960,575
ΩIndian Energy Exchange,
Ltd. 240,345 317,012
Indian Hotels Co., Ltd. (The),
Class A 214,858 1,439,385
Indian Metals & Ferro Alloys,
Ltd. 8,160 129,183
Indian Oil Corp., Ltd. 293,187 439,408
Indian Railway Catering &
Tourism Corp., Ltd. 58,200 330,846
Indo Count Industries, Ltd. 56,446 164,948
Indoco Remedies, Ltd. 6,362 14,042
Indraprastha Gas, Ltd. 264,472 462,606
Indraprastha Medical Corp.,
Ltd. 28,173 119,339
*Indus Towers, Ltd. 603,003 2,604,481
*IndusInd Bank, Ltd. 170,743 1,647,908
Info Edge India, Ltd. 77,849 797,939
Infosys, Ltd. 193,263 2,406,377
#Infosys, Ltd., Sponsored ADR 187,705 2,338,804
Ingersoll Rand India, Ltd. 3,935 183,152
*Inox Green Energy Services,
Ltd. 39,732 75,656
INOX India, Ltd. 4,532 69,570
*Inox Wind, Ltd. 250,907 266,864
Insecticides India, Ltd. 3,549 26,229
Intellect Design Arena, Ltd. 73,002 573,279
ΩInterGlobe Aviation, Ltd. 37,826 1,711,807
IOL Chemicals and
Pharmaceuticals, Ltd. 149,660 148,724
ION Exchange India, Ltd. 22,520 94,053
Ipca Laboratories, Ltd. 59,759 963,876
IRB Infrastructure Developers,
Ltd. 1,627,573 369,366
ΩIRCON International, Ltd. 272,735 437,347
ISGEC Heavy Engineering,
Ltd. 11,622 133,340
*ITC Hotels, Ltd. 174,314 294,895
ITC, Ltd. 547,400 1,816,136
J Kumar Infraprojects, Ltd. 28,069 153,751
*Jain Irrigation Systems, Ltd. 122,426 41,946
*Jaiprakash Power Ventures,
Ltd. 1,618,329 336,236
Jammu & Kashmir Bank, Ltd.
(The) 369,988 502,939
Jamna Auto Industries, Ltd. 193,715 248,099
*Jana Small Finance Bank,
Ltd. 8,542 41,232
JB Chemicals &
Pharmaceuticals, Ltd. 38,519 829,276
JBM Auto, Ltd. 16,774 111,366
JG Chemicals, Ltd. 3,028 12,895
Jindal Drilling & Industries, Ltd. 3,331 18,927

165
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Jindal Saw, Ltd. 222,118 $ 521,282
Jindal Stainless, Ltd. 266,993 2,158,701
Jindal Steel, Ltd. 157,773 2,033,132
*JITF Infralogistics, Ltd., Class
A 6,858 21,677
JK Cement, Ltd. 23,434 1,305,349
JK Lakshmi Cement, Ltd. 44,004 299,082
JK Paper, Ltd. 116,372 441,696
JK Tyre & Industries, Ltd. 101,707 435,166
JSW Dulux, Ltd. 9,911 308,115
JSW Energy, Ltd. 184,462 1,090,578
JSW Steel, Ltd. 389,093 5,183,739
JTEKT India, Ltd. 38,619 55,385
Jubilant Foodworks, Ltd. 179,810 906,687
Jubilant Ingrevia, Ltd. 41,455 311,741
Jubilant Pharmova, Ltd. 38,624 377,069
*Juniper Hotels, Ltd. 3,445 7,364
Jupiter Wagons, Ltd. 40,883 122,213
Jyothy Labs, Ltd. 65,853 184,306
*Jyoti Structures, Ltd. 470,534 65,488
Kajaria Ceramics, Ltd. 54,478 681,680
Kalpataru Projects
International, Ltd. 89,271 1,175,968
Kalyan Jewellers India, Ltd. 68,970 299,929
Kalyani Steels, Ltd. 16,839 150,748
Kansai Nerolac Paints, Ltd. 10,021 20,819
Karnataka Bank, Ltd. (The) 199,354 564,180
Karur Vysya Bank, Ltd. (The) 502,228 1,553,030
Kaveri Seed Co., Ltd. 12,783 130,013
KCP, Ltd. (The) 32,972 62,756
KDDL, Ltd. 2,254 56,297
KEC International, Ltd. 44,442 262,540
KEI Industries, Ltd. 64,721 3,312,294
*Kellton Tech Solutions, Ltd. 206,636 33,614
Kennametal India, Ltd. 2,200 62,873
Kewal Kiran Clothing, Ltd. 1,347 6,739
KFin Technologies, Ltd. 10,841 102,306
*Kiri Industries, Ltd. 35,047 151,854
Kirloskar Brothers, Ltd. 16,658 303,609
Kirloskar Ferrous Industries,
Ltd. 16,771 76,881
Kirloskar Oil Engines, Ltd. 61,777 1,105,316
Kirloskar Pneumatic Co., Ltd. 7,858 124,460
Kitex Garments, Ltd. 25,254 43,766
*Knowledge Marine &
Engineering Works, Ltd. 2,369 44,163
KNR Constructions, Ltd. 65,001 85,694
*Kolte-Patil Developers, Ltd. 19,142 77,374
Kotak Mahindra Bank, Ltd. 503,662 2,033,990
KPIT Technologies, Ltd. 156,690 1,253,091
KPR Mill, Ltd. 87,883 867,221
KRBL, Ltd. 47,183 182,516
Ω*Krishna Institute of Medical
Sciences, Ltd. 2,195 15,418
Krsnaa Diagnostics, Ltd. 3,731 23,143
KSB, Ltd. 38,325 395,147
*Kwality Wall's India, Ltd. 59,759 17,144
ΩL&T Technology Services,
Ltd. 7,703 294,303
Shares Value †
INDIA — (Continued)
LA Opala RG, Ltd. 14,886 $ 28,031
Landmark Cars, Ltd. 10,072 42,707
Larsen & Toubro, Ltd. 118,779 5,023,286
ΩLaurus Labs, Ltd. 162,155 1,880,913
Laxmi Organic Industries, Ltd. 17,767 27,019
Ω*Lemon Tree Hotels, Ltd. 310,508 384,693
LG Balakrishnan & Bros, Ltd. 17,685 327,861
Lincoln Pharmaceuticals, Ltd. 5,504 37,450
Linde India, Ltd. 2,120 163,500
Lloyds Engineering Works, Ltd. 166,567 101,382
Lloyds Enterprises, Ltd. 134,231 96,890
Lloyds Metals & Energy, Ltd. 6,502 120,869
LMW, Ltd. 828 127,035
ΩLodha Developers, Ltd. 7,153 67,669
LT Foods, Ltd. 122,342 555,100
Lumax Auto Technologies, Ltd. 17,326 295,978
Lumax Industries, Ltd. 1,553 83,293
Lupin, Ltd. 113,035 2,745,317
Madhya Bharat Agro Products,
Ltd. 6,779 37,554
Mahanagar Gas, Ltd. 22,921 274,251
Maharashtra Seamless, Ltd. 35,486 239,281
Mahindra & Mahindra, Ltd. 342,080 11,163,744
Mahindra & Mahindra, Ltd.,
GDR 1,668 54,460
*Mahindra Holidays & Resorts
India, Ltd. 53,329 138,809
Mahindra Lifespace
Developers, Ltd. 70,812 254,036
ΩMahindra Logistics, Ltd. 30,726 130,623
*Malco Energy, Ltd. 559,391 199,737
*Man Industries India, Ltd. 19,821 109,981
Man Infraconstruction, Ltd. 52,722 66,851
Mangalam Cement, Ltd. 10,624 103,258
Mangalore Refinery &
Petrochemicals, Ltd. 74,665 131,805
Manorama Industries, Ltd. 1,526 24,261
Marico, Ltd. 233,697 1,908,208
Marksans Pharma, Ltd. 117,206 227,994
Maruti Suzuki India, Ltd. 8,820 1,237,223
Mastek, Ltd. 7,905 141,103
ΩMatrimony.com, Ltd. 854 3,786
*Max Estates, Ltd. 22,467 92,624
*Max Financial Services, Ltd. 17,474 291,934
Max Healthcare Institute, Ltd. 78,730 823,725
Mayur Uniquoters, Ltd. 7,570 43,806
Mazagon Dock Shipbuilders,
Ltd. 10,928 314,690
Ω*Medi Assist Healthcare
Services, Ltd. 5,989 21,772
*Medplus Health Services, Ltd. 48,995 450,209
*Meghmani Organics, Ltd. 15,054 7,761
ΩMetropolis Healthcare, Ltd. 77,679 389,976
Minda Corp., Ltd. 60,276 330,295
ΩMishra Dhatu Nigam, Ltd. 16,806 69,038
MM Forgings, Ltd. 14,430 75,165
MOIL, Ltd. 68,037 222,862
Mold-Tek Packaging, Ltd. 3,557 21,315
Monte Carlo Fashions, Ltd. 11,456 67,791

166
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Morepen Laboratories, Ltd. 335,758 $ 146,311
Motherson Sumi Wiring India,
Ltd. 677,734 289,477
Mphasis, Ltd. 90,872 2,179,750
MPS, Ltd. 622 10,864
MRF, Ltd. 962 1,314,678
Mrs Bectors Food Specialities,
Ltd. 14,053 29,051
MSTC, Ltd. 16,304 74,405
Multi Commodity Exchange of
India, Ltd. 13,985 437,834
Narayana Hrudayalaya, Ltd. 41,890 779,686
Natco Pharma, Ltd. 57,438 663,104
National Aluminium Co., Ltd. 866,323 3,644,601
National Fertilizers, Ltd. 97,485 80,021
Nava, Ltd. 98,030 683,580
Navin Fluorine International,
Ltd. 1,077 77,399
Ω*Navkar Corp., Ltd. 17,493 18,495
Navneet Education, Ltd. 62,965 96,298
*Nazara Technologies, Ltd. 80,000 222,147
NBCC India, Ltd. 300,054 289,736
NCC, Ltd. 353,853 610,821
NCL Industries, Ltd. 18,393 34,058
NELCO, Ltd. 2,726 20,212
NESCO, Ltd. 11,555 149,463
Nestle India, Ltd. 134,260 2,063,259
Netweb Technologies India,
Ltd. 7,998 342,524
*Network18 Media &
Investments, Ltd. 95,393 34,604
Neuland Laboratories, Ltd. 3,755 593,552
Newgen Software
Technologies, Ltd. 23,462 125,018
NHPC, Ltd. 823,476 721,847
NIIT Learning Systems, Ltd. 40,341 132,906
NIIT, Ltd. 75,044 55,259
Nilkamal, Ltd. 2,668 36,503
ΩNippon Life India Asset
Management, Ltd. 64,782 689,327
Nitin Spinners, Ltd. 17,813 86,687
NLC India, Ltd. 76,475 255,095
*NMDC Steel, Ltd. 274,958 123,757
NMDC, Ltd. 2,410,764 2,295,355
Novartis India, Ltd. 4,345 47,285
NRB Bearings, Ltd. 27,715 82,934
NTPC, Ltd. 452,526 1,903,051
*Nuvoco Vistas Corp., Ltd. 9,438 29,503
Oberoi Realty, Ltd. 67,289 1,183,661
Oil & Natural Gas Corp., Ltd. 267,510 844,268
Oil India, Ltd. 136,061 703,573
Olectra Greentech, Ltd. 4,140 54,331
*One 97 Communications, Ltd. 147,129 1,698,637
*Onesource Specialty Pharma,
Ltd. 19,386 355,005
Oracle Financial Services
Software, Ltd. 10,071 1,032,048
Orient Cement, Ltd. 42,923 65,031
Orient Electric, Ltd. 53,008 102,851
Shares Value †
INDIA — (Continued)
*Orient Green Power Co., Ltd. 609,448 $ 80,520
Page Industries, Ltd. 2,402 930,925
Panama Petrochem, Ltd. 13,480 39,740
ΩParadeep Phosphates, Ltd. 232,947 316,507
ΩParag Milk Foods, Ltd. 48,018 113,446
Patanjali Foods, Ltd. 86,502 418,731
*Patel Engineering, Ltd. 208,365 62,303
*PB Fintech, Ltd. 15,878 278,736
*PC Jeweller, Ltd. 2,354,560 232,445
PCBL CHEMICAL, Ltd. 115,528 353,691
Pearl Global Industries, Ltd. 14,144 228,864
*Pennar Industries, Ltd. 7,206 12,727
Persistent Systems, Ltd. 52,780 2,669,202
Petronet LNG, Ltd. 608,662 1,774,804
Phoenix Mills, Ltd. (The) 67,540 1,255,962
PI Industries, Ltd. 24,320 782,739
Pidilite Industries, Ltd. 40,152 581,972
Piramal Pharma, Ltd. 271,833 463,596
Pitti Engineering, Ltd. 9,713 100,053
PIX Transmissions, Ltd. 638 10,419
PNC Infratech, Ltd. 44,494 100,259
Pokarna, Ltd. 9,298 85,345
Poly Medicure, Ltd. 4,471 71,229
Polycab India, Ltd. 17,452 1,491,296
Polyplex Corp., Ltd. 5,489 54,720
Pondy Oxides & Chemicals,
Ltd. 10,667 154,846
Power Grid Corp. of India, Ltd. 516,286 1,731,674
Power Mech Projects, Ltd. 10,498 274,501
Praj Industries, Ltd. 90,953 391,310
Prakash Industries, Ltd. 98,167 147,157
ΩPrataap Snacks, Ltd. 4,820 50,554
Precision Wires India, Ltd. 32,031 142,431
Prestige Estates Projects, Ltd. 108,891 1,622,688
Pricol, Ltd. 76,861 463,812
*Prime Focus, Ltd. 17,379 56,753
Prince Pipes & Fittings, Ltd. 13,296 36,337
*Prism Johnson, Ltd. 105,323 148,518
Privi Speciality Chemicals, Ltd. 5,185 183,557
Procter & Gamble Health, Ltd. 4,113 226,070
Procter & Gamble Hygiene &
Health Care, Ltd. 1,186 126,786
*PSP Projects, Ltd. 6,996 58,020
Punjab National Bank 482,128 555,510
*Puravankara, Ltd. 18,870 42,619
*PVR Inox, Ltd. 65,821 741,263
ΩQuess Corp., Ltd. 7,190 14,975
R Systems International, Ltd. 33,115 91,808
Racl Geartech, Ltd. 1,461 19,595
Radico Khaitan, Ltd. 34,668 1,250,314
Rail Vikas Nigam, Ltd. 53,040 166,334
Railtel Corp. of India, Ltd. 92,471 315,223
Rain Industries, Ltd. 177,253 235,681
Rajratan Global Wire, Ltd. 5,308 24,850
Rallis India, Ltd. 46,429 130,075
Ram Ratna Wires, Ltd. 9,957 46,604
*Rama Steel Tubes, Ltd. 259,252 15,760
Ramco Cements, Ltd. (The) 59,655 587,727

167
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
*Ramco Systems, Ltd. 9,910 $ 42,991
Ramkrishna Forgings, Ltd. 62,399 393,339
*Ramky Infrastructure, Ltd. 12,787 67,880
Rane Holdings, Ltd. 3,491 41,386
Rane Madras, Ltd. 2,096 17,873
Rashtriya Chemicals &
Fertilizers, Ltd. 141,609 192,778
*Rategain Travel
Technologies, Ltd., Class A 930 5,905
Ratnamani Metals & Tubes,
Ltd. 16,487 459,450
*RattanIndia Power, Ltd. 2,366,314 252,304
*Raymond Lifestyle, Ltd. 38,568 322,721
*Raymond Realty, Ltd. 48,210 226,006
*Raymond, Ltd. 48,210 236,596
ΩRBL Bank, Ltd. 694,449 2,462,413
Redington, Ltd. 891,446 2,027,488
Redtape, Ltd. 82,407 111,550
Relaxo Footwears, Ltd. 10,736 33,718
Reliance Industrial
Infrastructure, Ltd. 5,705 47,088
Reliance Industries, Ltd. 695,076 10,478,089
ΩReliance Industries, Ltd.,
GDR 21,231 1,282,352
*Reliance Infrastructure, Ltd. 71,378 59,155
*Reliance Power, Ltd. 2,665,637 803,507
*Religare Enterprises, Ltd. 49,509 115,612
*Restaurant Brands Asia, Ltd. 4,663 3,211
Rhi Magnesita India, Ltd. 38,782 165,035
Rico Auto Industries, Ltd. 69,003 82,254
RITES, Ltd. 60,060 138,523
RPG Life Sciences, Ltd. 1,889 45,676
*RPSG Ventures, Ltd. 2,132 19,037
Safari Industries India, Ltd. 12,429 184,967
*Sagar Cements, Ltd. 27,433 52,092
Saksoft, Ltd. 13,312 19,657
Ω*Salasar Techno
Engineering, Ltd. 547,962 43,011
*Samhi Hotels, Ltd. 127,699 210,249
Samvardhana Motherson
International, Ltd. 1,380,031 1,762,374
Sandhar Technologies, Ltd. 15,184 79,037
Sangam India, Ltd., Class A 3,209 17,507
Sanghvi Movers, Ltd. 24,463 82,451
*Sanofi Consumer Healthcare
India, Ltd. 3,912 196,351
Sanofi India, Ltd. 2,905 104,283
ΩSansera Engineering, Ltd. 2,881 76,297
*Sapphire Foods India, Ltd. 5,917 12,818
Sarda Energy & Minerals, Ltd. 74,799 466,185
Saregama India, Ltd. 16,294 59,029
Sasken Technologies, Ltd. 3,582 49,416
Savita Oil Technologies, Ltd. 13,854 52,824
SBI Cards & Payment
Services, Ltd. 109,363 741,925
ΩSBI Life Insurance Co., Ltd. 60,749 1,164,241
Schaeffler India, Ltd. 11,105 482,606
*Schneider Electric
Infrastructure, Ltd. 29,637 388,348
Shares Value †
INDIA — (Continued)
*SEAMEC, Ltd. 1,862 $ 31,237
Senco Gold, Ltd. 17,778 58,646
*SEPC, Ltd. 400,699 34,238
Seshasayee Paper & Boards,
Ltd. 8,475 23,938
ΩSH Kelkar & Co., Ltd. 20,439 31,466
Shaily Engineering Plastics,
Ltd. 10,061 268,459
Shakti Pumps India, Ltd. 35,505 211,091
*Shankara Buildpro, Ltd. 4,888 57,012
Shanthi Gears, Ltd. 1,189 6,024
Sharda Cropchem, Ltd. 24,043 271,743
Sharda Motor Industries, Ltd. 19,819 180,360
Share India Securities, Ltd. 33,993 49,227
*Sheela Foam, Ltd. 17,605 94,421
Shilpa Medicare, Ltd. 46,116 197,580
Shipping Corp. of India, Ltd. 177,199 568,448
Shivalik Bimetal Controls, Ltd. 9,007 56,511
*Shoppers Stop, Ltd. 11,925 37,303
Shree Cement, Ltd. 2,868 731,098
*Shree Renuka Sugars, Ltd. 320,030 98,490
Shriram Pistons & Rings, Ltd. 9,852 362,374
*Shriram Properties, Ltd. 20,636 18,372
Shyam Metalics & Energy, Ltd. 38,200 351,659
Siemens Energy India, Ltd. 7,037 243,094
*Siemens, Ltd. 7,037 282,344
ΩSirca Paints India, Ltd. 5,556 24,805
SIS, Ltd. 23,966 89,752
Siyaram Silk Mills, Ltd. 11,799 70,740
SJS Enterprises, Ltd. 17,426 332,093
SJVN, Ltd. 266,060 221,395
*SKF India Industrial, Ltd. 10,407 240,829
SKF India, Ltd. 10,407 188,044
Skipper, Ltd. 21,287 107,306
SML Mahindra, Ltd. 1,526 59,931
Sobha, Ltd. 20,517 309,850
Solar Industries India, Ltd. 9,488 1,543,351
*Solara Active Pharma
Sciences, Ltd. 14,352 74,970
Somany Ceramics, Ltd. 5,491 26,806
ΩSONA BLW Precision
Forgings, Ltd. 57,567 368,309
Sonata Software, Ltd. 105,544 283,593
South Indian Bank, Ltd. (The) 1,998,206 830,746
SP Apparels, Ltd. 5,249 44,853
*SPML Infra, Ltd. 21,546 47,097
SRF, Ltd. 96,925 2,571,970
Star Cement, Ltd. 78,821 191,244
*Star Health & Allied Insurance
Co., Ltd. 77,078 426,872
State Bank of India 231,759 2,608,926
State Bank of India, Class A,
GDR 6,235 712,037
Steel Authority of India, Ltd. 558,913 1,087,161
Steel Strips Wheels, Ltd. 22,244 49,851
Steelcast, Ltd. 9,409 28,691
*Sterlite Technologies, Ltd. 46,719 145,108
*STL Networks, Ltd. 30,369 8,882
Stove Kraft, Ltd. 9,728 55,910

168
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Strides Pharma Science, Ltd. 41,835 $ 456,989
*Stylam Industries, Ltd. 719 16,940
*Subex, Ltd. 214,794 21,137
Subros, Ltd. 18,613 152,677
Sudarshan Chemical
Industries, Ltd. 13,830 133,231
*Sudarshan Colorants India,
Ltd. 1,085 3,990
Sumitomo Chemical India, Ltd. 12,651 55,868
Sun Pharmaceutical Industries,
Ltd. 154,710 2,947,540
Sun TV Network, Ltd. 59,764 381,326
Sundaram-Clayton, Ltd. 2,010 30,143
Sundram Fasteners, Ltd. 58,459 521,189
Sunteck Realty, Ltd. 47,658 170,846
Suprajit Engineering, Ltd. 51,367 224,678
Supreme Industries, Ltd. 39,963 1,525,279
Supreme Petrochem, Ltd. 25,876 206,460
Supriya Lifescience, Ltd. 14,834 108,605
Surya Roshni, Ltd. 50,195 132,276
*Suryoday Small Finance
Bank, Ltd. 20,738 33,405
*Suzlon Energy, Ltd. 5,785,840 3,388,097
Swan Corp., Ltd. 97,726 344,360
Swaraj Engines, Ltd. 3,098 129,157
ΩSyngene International, Ltd. 86,534 426,362
TAJGVK Hotels & Resorts,
Ltd. 3,871 13,275
Talbros Automotive
Components, Ltd. 8,047 28,203
*Talwandi Sabo Power, Ltd. 559,391 199,737
Tamil Nadu Newsprint &
Papers, Ltd. 17,624 27,940
Tamilnad Mercantile Bank, Ltd. 35,995 280,504
Tanla Platforms, Ltd. 55,473 299,213
*TARC, Ltd. 42,378 59,254
Tata Chemicals, Ltd. 115,418 983,769
Tata Communications, Ltd. 32,920 548,183
Tata Consultancy Services,
Ltd. 120,016 3,128,183
Tata Consumer Products, Ltd. 114,149 1,376,565
Tata Elxsi, Ltd. 12,853 559,262
Tata Motors Passenger
Vehicles, Ltd. 801,052 2,882,610
*Tata Motors, Ltd. 801,052 3,459,469
Tata Power Co., Ltd. (The) 307,543 1,440,447
Tata Steel, Ltd. 4,641,349 10,335,652
Tata Technologies, Ltd. 40,945 250,790
Tatva Chintan Pharma Chem
Pvt, Ltd. 2,966 40,968
TCI Express, Ltd. 3,816 21,081
TCPL Packaging, Ltd. 358 10,018
TD Power Systems, Ltd. 84,047 1,020,726
Tech Mahindra, Ltd. 191,009 2,965,342
Techno Electric & Engineering
Co., Ltd. 26,846 362,962
Technocraft Industries India,
Ltd. 427 11,180
Tega Industries, Ltd. 12,655 221,784
Shares Value †
INDIA — (Continued)
Texmaco Rail & Engineering,
Ltd. 75,245 $ 83,614
Thanga Mayil Jewellery, Ltd. 1,442 60,099
Thejo Engineering, Ltd. 915 17,514
Thermax, Ltd. 7,625 327,578
*Thirumalai Chemicals, Ltd. 7,320 15,743
Thomas Cook India, Ltd. 92,240 90,915
Tilaknagar Industries, Ltd. 68,972 337,253
Time Technoplast, Ltd. 242,069 492,255
Timken India, Ltd. 6,851 247,495
Tips Music, Ltd. 10,430 71,395
Titagarh Rail System, Ltd. 41,101 332,744
Titan Co., Ltd. 73,166 3,380,412
Torrent Pharmaceuticals, Ltd. 25,126 1,107,899
Torrent Power, Ltd. 63,012 1,152,508
Transport Corp. of India, Ltd. 19,622 191,643
Trent, Ltd. 42,976 1,876,634
Trident, Ltd. 570,183 156,012
Triveni Engineering &
Industries, Ltd. 38,758 168,342
Triveni Turbine, Ltd. 79,674 481,207
TTK Prestige, Ltd. 20,628 109,732
Tube Investments of India, Ltd. 59,617 1,851,628
TVS Holdings, Ltd. 4,460 669,984
TVS Motor Co., Ltd. 89,520 3,294,406
TVS Srichakra, Ltd. 2,064 84,664
*TVS Supply Chain Solutions,
Ltd. 50,073 60,411
Uflex, Ltd. 22,012 103,272
Ω*Ujjivan Small Finance Bank,
Ltd. 810,680 485,825
UltraTech Cement, Ltd. 27,023 3,298,663
*Unichem Laboratories, Ltd. 10,202 41,931
Union Bank of India, Ltd. 549,120 960,040
Uniparts India, Ltd. 2,493 14,035
United Breweries, Ltd. 9,681 148,774
*United Foodbrands, Ltd. 1,246 4,612
United Spirits, Ltd. 53,019 740,483
Universal Cables, Ltd. 7,054 62,239
UNO Minda, Ltd. 66,718 782,013
UPL, Ltd. 289,126 1,955,202
Usha Martin, Ltd. 111,370 530,134
UTI Asset Management Co.,
Ltd. 2,698 27,005
*V2 Retail, Ltd. 64,050 134,054
VA Tech Wabag, Ltd. 24,786 394,221
Vadilal Industries, Ltd. 2,133 105,547
Vaibhav Global, Ltd. 14,360 32,858
*Valor Estate, Ltd. 141,831 154,766
Vardhman Special Steels, Ltd. 6,840 20,084
Vardhman Textiles, Ltd. 90,189 581,535
ΩVarroc Engineering, Ltd. 30,796 173,198
Varun Beverages, Ltd. 371,790 2,012,232
*Vascon Engineers, Ltd. 117,538 51,095
*Vedanta Aluminium Metal,
Ltd. 559,391 2,339,554
*Vedanta Iron And Steel, Ltd. 559,391 85,576
Vedanta, Ltd. 559,391 1,600,428
Veedol Corp., Ltd. 3,937 59,030

169
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Venky's India, Ltd. 1,421 $ 23,692
ΩVenus Pipes & Tubes, Ltd. 4,434 64,361
Vesuvius India, Ltd. 61,234 334,900
V-Guard Industries, Ltd. 74,966 260,803
Vijaya Diagnostic Centre, Ltd. 8,328 99,114
Vimta Labs, Ltd. 14,358 69,155
Vinati Organics, Ltd. 19,906 277,322
Vindhya Telelinks, Ltd. 3,334 48,088
Vintage Coffee And
Beverages, Ltd. 42,099 60,216
Vishnu Chemicals, Ltd. 15,064 94,299
*V-Mart Retail, Ltd. 2,609 16,945
*Vodafone Idea, Ltd. 2,946,345 317,253
Voltamp Transformers, Ltd. 6,138 759,346
Voltas, Ltd. 35,059 528,358
VRL Logistics, Ltd. 41,949 111,893
VST Industries, Ltd. 22,669 61,709
VST Tillers Tractors, Ltd. 1,815 99,730
*Walchandnagar Industries,
Ltd. 14,888 36,865
*Websol Energy System, Ltd. 76,570 89,273
Welspun Corp., Ltd. 68,633 915,999
Welspun Enterprises, Ltd. 44,942 247,761
Welspun Living, Ltd. 162,800 221,198
West Coast Paper Mills, Ltd. 21,076 107,385
Westlife Foodworld, Ltd. 20,843 104,496
Wheels India, Ltd. 5,398 69,857
Whirlpool of India, Ltd. 23,177 240,674
Wipro, Ltd. 255,440 540,007
#Wipro, Ltd., Sponsored ADR 91,473 186,605
*Wockhardt, Ltd. 81,770 1,202,336
Wonderla Holidays, Ltd. 9,871 54,849
*Yatra Online, Ltd. 45,095 50,144
*Yes Bank, Ltd. 7,525,437 1,580,192
Zee Entertainment Enterprises,
Ltd. 634,712 600,114
Zensar Technologies, Ltd. 66,700 361,105
*Zuari Agro Chemicals, Ltd. 489 1,212
Zydus Lifesciences, Ltd. 156,426 1,469,928
Zydus Wellness, Ltd. 49,311 264,209
TOTAL INDIA 500,212,872
INDONESIA — (0.4%)
ABM Investama TBK PT 263,200 44,855
*Adhi Karya Persero TBK PT 1,582,200 19,378
Adi Sarana Armada TBK PT 1,301,000 60,503
AKR Corporindo TBK PT 6,291,900 574,304
*Alam Sutera Realty TBK PT 6,898,100 53,001
Alamtri Minerals Indonesia
TBK PT 4,185,800 447,356
Allo Bank Indonesia TBK PT 732,400 54,158
*Amman Mineral Internasional
PT 1,078,800 317,844
Aneka Tambang TBK 5,334,620 1,152,598
*Apollo Global Interactive TBK
PT 247,300 20,680
*<Armidian Karyatama TBK PT 230,900 –
Arwana Citramulia TBK PT 1,706,600 48,704
Shares Value †
INDONESIA — (Continued)
Aspirasi Hidup Indonesia TBK
PT 4,053,800 $ 83,839
Astra Agro Lestari TBK PT 393,788 184,268
Astra International TBK PT 4,593,500 1,585,567
Astra Otoparts TBK PT 490,800 72,868
Asuransi Tugu Pratama
Indonesia TBK PT 1,091,100 79,737
Avia Avian TBK PT 4,498,500 100,313
*Bank Aladin Syariah TBK PT 1,561,600 52,324
Bank Amar Indonesia TBK PT 2,783,100 31,834
*Bank Artha Graha
Internasional TBK PT 2,328,200 21,251
Bank BTPN Syariah TBK PT 1,613,900 93,235
*Bank Capital Indonesia TBK
PT 633,700 5,015
Bank Central Asia TBK PT 6,358,500 2,148,887
*Bank China Construction
Bank Indonesia TBK PT 1,768,600 7,050
*Bank Ganesha TBK PT 3,488,800 24,387
*Bank Jago TBK PT 2,076,200 156,525
Bank Mandiri Persero TBK PT 10,287,936 2,609,130
*Bank Mayapada International
TBK PT 1,646,078 18,924
Bank Maybank Indonesia TBK
PT 4,532,400 53,415
Bank Negara Indonesia
Persero TBK PT 3,606,140 774,976
*Bank Neo Commerce TBK PT 6,996,600 123,683
Bank OCBC Nisp TBK PT 2,258,500 172,878
Bank Pan Indonesia TBK PT 2,633,500 155,180
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 2,139,381 107,525
Bank Pembangunan Daerah
Jawa Timur TBK PT 2,682,400 89,878
Bank Rakyat Indonesia
Persero TBK PT 9,052,093 1,563,591
Bank Syariah Indonesia
Persero TBK PT 4,174,037 428,014
Bank Tabungan Negara
Persero TBK PT 5,114,685 400,370
*Barito Pacific TBK PT 6,897,029 731,141
*Barito Renewables Energy
TBK PT 219,900 56,658
BISI International TBK PT 718,200 31,118
Blue Bird TBK PT 430,800 38,451
*Buana Lintas Lautan TBK PT 9,367,200 275,983
Bukit Asam Persero TBK PT 2,461,600 408,134
*Buma Internasional Grup
TBK PT 2,215,100 32,247
*Bumi Resources Minerals
TBK PT 28,864,300 1,342,332
*Bumi Resources TBK PT 37,987,900 526,695
*Bumi Serpong Damai TBK PT 3,062,200 136,216
*Capital Financial Indonesia
TBK PT 476,000 37,123
*Cemindo Gemilang PT 1,372,200 64,607
Chandra Asri Pacific TBK PT 119,500 36,589

170
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDONESIA — (Continued)
Charoen Pokphand Indonesia
TBK PT 4,723,200 $ 1,094,167
ΩCikarang Listrindo TBK PT 720,300 30,585
Ciputra Development TBK PT 4,335,072 172,802
Cisarua Mountain Dairy PT
TBK 821,700 201,271
*Citra Marga Nusaphala
Persada TBK PT 775,750 67,895
*Darma Henwa TBK PT 8,347,700 239,195
Dayamitra Telekomunikasi PT 5,457,500 162,369
Dharma Satya Nusantara TBK
PT 2,667,800 270,479
*Dian Swastatika Sentosa
TBK PT 1,260,000 117,556
*Eagle High Plantations TBK
PT 11,114,000 86,036
Elnusa TBK PT 2,496,300 113,927
*Energi Mega Persada TBK PT 11,494,900 1,128,904
Erajaya Swasembada TBK PT 7,429,400 175,971
ESSA Industries Indonesia
TBK PT 4,764,400 239,458
Gajah Tunggal TBK PT 1,261,600 87,095
Garudafood Putra Putri Jaya
TBK PT 5,336,700 107,905
Golden Energy Mines TBK PT 82,500 37,771
Gudang Garam TBK PT 418,500 386,828
*Harum Energy TBK PT 1,959,800 112,652
Hexindo Adiperkasa TBK PT,
Class A 103,600 26,573
*Impack Pratama Industri TBK
PT 3,333,000 427,456
Indah Kiat Pulp & Paper TBK
PT 1,513,400 852,435
Indika Energy TBK PT 1,356,100 285,948
Indo Tambangraya Megah
TBK PT 376,000 578,879
Indocement Tunggal Prakarsa
TBK PT 427,800 128,513
Indofood CBP Sukses Makmur
TBK PT 151,300 59,218
Indofood Sukses Makmur TBK
PT 2,419,100 943,323
Indomobil Sukses
Internasional TBK PT 850,200 52,309
Indosat TBK PT 2,075,800 239,239
*Industri dan Perdagangan
Bintraco Dharma TBK PT 2,818,500 15,143
Industri Jamu Dan Farmasi
Sido Muncul TBK PT 5,441,297 157,172
*<Inti Agri Resources TBK PT 473,600 –
Japfa Comfeed Indonesia TBK
PT 4,453,000 637,980
Jasa Marga Persero TBK PT 347,526 59,427
Jaya Real Property TBK PT 932,000 58,957
Kalbe Farma TBK PT 7,031,300 351,362
Kawasan Industri Jababeka
TBK PT 12,230,900 127,184
*Krakatau Steel Persero TBK
PT 2,486,800 41,662
Shares Value †
INDONESIA — (Continued)
*Lippo Karawaci TBK PT 12,783,395 $ 60,557
Map Aktif Adiperkasa PT 8,485,200 299,016
Mayora Indah TBK PT 1,394,925 137,397
*MD Entertainment TBK PT 662,310 91,063
MDS Retailing TBK PT 496,000 46,706
Medco Energi Internasional
TBK PT 5,936,832 600,200
Medikaloka Hermina TBK PT 4,935,800 327,913
*Merdeka Battery Materials
TBK PT 10,948,400 426,931
*Merdeka Copper Gold TBK
PT 1,894,527 353,514
*Metro Healthcare Indonesia
TBK PT 6,462,300 153,064
Metrodata Electronics TBK PT 4,122,400 134,556
Metropolitan Kentjana TBK PT 12,400 15,975
Midi Utama Indonesia TBK PT 6,160,600 122,429
Mitra Adiperkasa TBK PT 7,845,700 550,695
Mitra Keluarga Karyasehat
TBK PT 2,024,400 225,128
*MNC Digital Entertainment
TBK PT 1,683,400 77,800
*MNC Tourism Indonesia TBK
PT 36,244,100 232,414
Mulia Industrindo TBK PT 1,019,500 15,431
Pabrik Kertas Tjiwi Kimia TBK
PT 1,005,200 502,310
*Pacific Strategic Financial
TBK PT 1,672,500 183,096
Pakuwon Jati TBK PT 10,705,100 195,425
*Panin Financial TBK PT 8,363,500 116,925
*Paninvest TBK PT 919,000 41,145
Pantai Indah Kapuk Dua TBK
PT 72,341 35,314
Perusahaan Gas Negara
Persero TBK PT 4,015,200 449,999
Petrindo Jaya Kreasi TBK PT 1,746,000 121,040
*Petrosea TBK PT 950,600 277,327
*<Pool Advista Indonesia TBK
PT 91,300 49
*PP Persero TBK PT 2,214,700 33,265
PT Tower Bersama
Infrastructure TBK 987,100 99,508
Puradelta Lestari TBK PT 4,928,200 40,143
Rukun Raharja TBK PT 472,700 113,055
Salim Ivomas Pratama TBK PT 1,950,400 86,760
*Sarana Meditama
Metropolitan TBK PT 1,483,100 28,445
Sarana Menara Nusantara
TBK PT 12,025,000 330,670
Sariguna Primatirta TBK PT 5,716,100 128,786
Sawit Sumbermas Sarana
TBK PT 2,430,000 193,726
*<Sekawan Intipratama TBK
PT 1,471,800 –
Selamat Sempurna TBK PT 1,843,400 191,688
Semen Indonesia Persero
TBK PT 2,430,203 280,786
*Sentul City TBK PT 34,531,900 211,461

171
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
INDONESIA — (Continued)
Steel Pipe Industry of
Indonesia PT 504,000 $ 12,753
Sumber Alfaria Trijaya TBK PT 9,559,600 728,982
Sumber Tani Agung
Resources TBK PT 1,808,600 128,514
Summarecon Agung TBK PT 6,425,833 115,078
Surya Citra Media TBK PT 14,424,400 208,325
Surya Semesta Internusa TBK
PT 3,255,000 335,654
TBS Energi Utama TBK PT 727,300 23,949
Telkom Indonesia Persero
TBK PT 4,360,000 707,776
#Telkom Indonesia Persero
TBK PT, Sponsored ADR 11,885 200,975
Temas TBK PT 1,189,300 8,657
Tempo Scan Pacific TBK PT 427,100 60,204
Timah TBK PT 2,016,400 417,025
Total Bangun Persada TBK PT 707,700 48,856
Transcoal Pacific TBK PT 468,500 311,251
Trimegah Bangun Persada
TBK PT 4,375,200 264,129
*Trimegah Sekuritas
IndonesiaTBK PT, Class A 553,500 18,226
Triputra Agro Persada PT 5,693,300 690,695
Tunas Baru Lampung TBK PT 1,497,628 62,726
Ultrajaya Milk Industry &
Trading Co. TBK PT 1,058,000 103,294
Unilever Indonesia TBK PT 1,903,300 168,779
United Tractors TBK PT 1,146,224 1,923,617
Vale Indonesia TBK PT 1,150,708 455,364
*<Waskita Karya Persero TBK
PT, Class A 3,217,605 7,041
*<Wijaya Karya Persero TBK
PT 1,766,100 3,902
Wintermar Offshore Marine
TBK PT 1,593,913 52,486
XLSMART Telecom Sejahtera
TBK PT 4,299,746 730,286
TOTAL INDONESIA 42,851,241
IRELAND — (0.4%)
AIB Group PLC 1,377,016 15,826,768
Bank of Ireland Group PLC 547,029 10,741,912
Cairn Homes PLC 484,780 1,239,701
FBD Holdings PLC 14,294 269,119
Glanbia PLC 150,066 3,481,965
Ω*Glenveagh Properties PLC 323,519 800,752
Irish Continental Group PLC 88,767 676,832
Kerry Group PLC, Class A 46,500 3,938,274
Kingspan Group PLC 60,543 5,585,711
Permanent TSB Group
Holdings PLC 37,087 126,599
TOTAL IRELAND 42,687,633
ISRAEL — (1.1%)
*Accel Solutions Group, Ltd. 38,891 29,009
Ackerstein Group, Ltd. 13,531 42,296
Afcon Holdings, Ltd. 936 130,627
*AFI Properties, Ltd. 4,877 377,336
Africa Israel Residences, Ltd. 2,800 223,742
Shares Value †
ISRAEL — (Continued)
*Airport City, Ltd. 17,649 $ 328,215
Albaad Massuot Yitzhak, Ltd. 736 8,775
Alrov Properties and Lodgings,
Ltd., Registered 2,753 249,944
#Altshuler Shaham Finance,
Ltd. 48,213 116,933
Amos Luzon Development and
Energy Group, Ltd. 4,680 9,591
Amot Investments, Ltd. 69,487 475,463
Analyst IMS Investment
Management Services, Ltd. 4,355 210,806
Arad, Ltd. 13,942 200,713
*Argo Properties NV 6,739 315,703
Ari Real Estate Arena
Investment, Ltd. 13,159 26,076
Aryt Industries, Ltd. 646 9,175
*Ashdod Refinery, Ltd. 3,674 125,074
#Ashtrom Group, Ltd. 22,738 561,336
AudioCodes, Ltd. 19,311 178,820
AudioCodes, Ltd. – 4
#Aura Investments, Ltd. 59,185 421,812
Automatic Bank Services, Ltd. 7,964 70,814
*Avgol Industries 1953, Ltd. 8,213 3,338
Ayalon Holdings, Ltd. 10,065 521,635
Azorim-Investment
Development & Construction
Co., Ltd. 48,197 321,787
Azrieli Group, Ltd. 3,290 525,794
Bank Hapoalim BM 268,434 7,184,246
Bank Leumi Le-Israel BM,
Class IS 471,512 11,911,781
Baran Group, Ltd. 2,557 20,995
*Bet Shemesh Engines
Holdings 1997, Ltd. 4,354 1,063,372
Bezeq The Israeli
Telecommunication Corp., Ltd. 441,440 1,200,889
Big Shopping Centers, Ltd. 2,006 529,334
Blue Square Real Estate, Ltd. 2,181 292,048
*Camtek, Ltd. 5,451 1,017,579
*Carasso Motors, Ltd. 33,293 359,528
#Carasso Real Estate, Ltd. 1,057 14,204
#Castro Model, Ltd. 1,288 56,456
Cellcom Israel, Ltd. 93,048 1,143,184
*Ceragon Networks, Ltd. 10,091 25,328
*CIELO-BLU GROUP, Ltd. 23,341 25,443
*Clal Biotechnology Industries,
Ltd. – –
Clal Insurance Enterprises
Holdings, Ltd., Registered 67,355 5,820,253
*Compugen, Ltd. 5,290 13,785
Danel Adir Yeoshua, Ltd. 4,246 674,694
Danya Cebus, Ltd. 3,989 205,520
#Delek Automotive Systems,
Ltd. 22,978 174,736
Delek Group, Ltd. 11,685 3,985,341
#Delta Galil, Ltd. 10,494 607,853
Delta Israel Brands, Ltd. 3,255 130,877
Diplomat Holdings, Ltd. 6,485 116,162

172
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
ISRAEL — (Continued)
Dor Alon Energy in Israel
1988, Ltd. 1,159 $ 94,498
#*Doral Group Renewable
Energy Resources, Ltd. 78,438 1,960,850
#Duniec Brothers, Ltd. 2,747 228,998
El Al Israel Airlines 237,429 1,064,034
Elbit Systems, Ltd. 887 734,202
Elbit Systems, Ltd. 1,499 1,258,171
Electra Consumer Products
1970, Ltd. 6,879 192,612
Electra, Ltd. 20,020 659,229
Energix-Renewable Energies,
Ltd. 38,627 286,807
*Enlight Renewable Energy,
Ltd. 15,900 1,441,176
*Enlight Renewable Energy,
Ltd. 1,161 103,383
*Equital, Ltd. 19,437 835,525
*Fattal Holdings 1998, Ltd. 4,437 1,104,685
First International Bank Of
Israel, Ltd. (The) 22,071 1,842,928
FMS Enterprises Migun, Ltd. 1,586 125,122
#Formula Systems 1985, Ltd. 8,787 1,231,665
#Fox Wizel, Ltd. 6,746 726,438
Gav-Yam Lands Corp., Ltd. – 6
*Gilat Satellite Networks, Ltd. 30,089 537,742
Hagag Group Real Estate
Development 21,342 226,711
Harel Insurance Investments &
Financial Services, Ltd. 89,394 5,541,420
Hilan, Ltd. 10,963 785,048
Ibi Managing Underwriting, Ltd. 2,791 13,330
ICL Group, Ltd. 157,626 845,755
IDI Insurance Co., Ltd. 9,158 706,359
Ilex Medical, Ltd. 533 9,946
Inrom Construction Industries,
Ltd. 83,769 783,166
Isracard, Ltd. 1 3
#Israel Canada T.R, Ltd.,
Class A 68,925 479,789
Israel Discount Bank, Ltd.,
Class A 391,700 4,354,655
Israel Shipyards Industries,
Ltd. 2,035 95,817
#*Israir Group, Ltd. 102,354 53,775
Isras Investment Co., Ltd. 1,324 382,739
Isrotel, Ltd. 4,623 241,004
Issta, Ltd. 11,099 396,265
Kamada, Ltd. 6,921 56,172
Kamada, Ltd. 13,239 107,765
Kardan Real Estate Enterprise
& Development, Ltd.,
Registered 59,640 121,213
#Kenon Holdings, Ltd. 8,219 759,217
Klil Industries, Ltd. 76 4,881
Kvutzat Acro, Ltd. 8,721 139,464
Lahav L.R. Real Estate, Ltd. 31,625 124,372
Land Development Nimrodi
Group, Ltd. 18,252 233,579
Shares Value †
ISRAEL — (Continued)
Lapidoth Capital, Ltd. 5,500 $ 151,839
Libra Insurance Co., Ltd. 2,064 13,591
M Yochananof & Sons, Ltd. 6,048 700,647
*Malam - Team, Ltd. 2,807 80,165
Matrix IT, Ltd. 39,237 1,198,183
Max Stock, Ltd. 47,241 470,466
*Maytronics, Ltd. 25,539 26,524
Mediterranean Towers, Ltd. 75,670 434,978
Mega Or Holdings, Ltd. 8,400 1,720,319
Meitav Investment House, Ltd. 27,133 1,235,261
Melisron, Ltd. 1 92
Menora Mivtachim Holdings,
Ltd. 17,643 2,875,209
#*Meshek Energy Renewable
Energies, Ltd. 196,050 852,030
Meshulam Levinstein
Contracting & Engineering,
Ltd. 1,676 299,227
#*Migdal Insurance & Financial
Holdings, Ltd. 354,650 2,259,698
Mivne Real Estate KD, Ltd. 151,614 733,894
Mizrahi Tefahot Bank, Ltd. 36,970 2,905,325
*Naphtha Israel Petroleum
Corp., Ltd. 15,632 149,587
*Nayax, Ltd. 1,669 116,293
Neto Malinda Trading, Ltd. 6,962 400,908
*Neto ME Holdings, Ltd. 1,038 96,622
Next Vision Stabilized
Systems, Ltd. 42,903 4,910,632
*Nice, Ltd. 57 5,746
#*Nice, Ltd., Sponsored ADR 1,366 139,359
*Nova, Ltd. 560 280,241
*Nova, Ltd., Registered 5,678 2,797,504
Novolog, Ltd. 145,969 48,110
Oil Refineries, Ltd. 1,988,076 1,015,537
One Software Technologies,
Ltd. 31,378 685,137
*OPC Energy, Ltd. 33,580 1,407,061
*OY Nofar Energy, Ltd. 6,729 423,732
#Palram Industries 1990, Ltd. 10,980 190,132
Partner Communications Co.,
Ltd. 113,298 1,506,342
Paz Retail And Energy, Ltd. 8,178 2,257,700
#*Perion Network, Ltd. 14,896 152,030
Phoenix Financial, Ltd. 88,692 5,326,657
Plasson Industries, Ltd., Class
B 1,869 101,042
Polyram Plastic Industries, Ltd. 16,346 47,679
*Prashkovsky Investments and
Construction, Ltd. 5,750 307,742
*Priortech, Ltd. 1,780 187,819
Qualitau, Ltd. 2,925 549,896
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 5,737 707,372
Rani Zim Shopping Centers,
Ltd. 20,972 36,230
#*Rapac Communication &
Infrastructure, Ltd. 930 29,735
*REIT Azorim HF Living, Ltd. 1,535 2,977

173
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
ISRAEL — (Continued)
Retailors, Ltd. 11,441 $ 137,967
Scope Metals Group, Ltd. 5,877 446,327
*Shapir Engineering and
Industry, Ltd. 25,726 361,645
*Shikun & Binui Soltec
Renewable Energy 142,264 187,941
*Shikun & Binui, Ltd. 159,766 1,066,134
Shufersal, Ltd. 126,011 1,878,544
Strauss Group, Ltd. 11,598 502,869
#Tadiran Group, Ltd. 1,819 120,028
ΩTamar Petroleum, Ltd. 60,955 635,535
*TAT Technologies, Ltd. 1,891 69,500
Tel Aviv Stock Exchange, Ltd. 38,117 1,919,956
Telsys, Ltd. 2,110 226,381
*Tera Light, Ltd. 16,867 107,984
*Teva Pharmaceutical
Industries, Ltd. 4,387 154,251
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 169,380 5,940,157
Tiv Taam Holdings 1, Ltd. 55,494 259,598
*Tower Semiconductor, Ltd. 2,879 591,083
#*Tower Semiconductor, Ltd. 25,744 5,690,711
Turpaz Industries, Ltd. 322 8,180
*Veridis Environment, Ltd. 18,081 270,895
Victory Supermarket Chain,
Ltd. 4,534 87,404
Villar International, Ltd. 824 51,665
YD More Investments, Ltd. 16,291 223,935
YH Dimri Construction &
Development, Ltd. 2,834 386,775
TOTAL ISRAEL 134,111,677
ITALY — (2.3%)
A2A SpA 1,205,607 3,429,520
ACEA SpA 38,415 1,006,699
Aeroporto Guglielmo Marconi
Di Bologna SpA 2,776 29,959
Amplifon SpA 21,326 235,154
Ariston Holding NV, Class B 64,699 297,812
Arnoldo Mondadori Editore
SpA 125,137 302,391
Ascopiave SpA 48,353 197,103
Azimut Holding SpA 78,208 3,311,877
B&C Speakers SpA 1,582 22,733
Banca Generali SpA 43,919 2,872,190
Banca IFIS SpA 32,894 895,201
Banca Mediolanum SpA 126,580 2,766,265
Banca Monte dei Paschi di
Siena SpA 1,368,028 14,526,311
Ω*Banca Sistema SpA 23,738 45,945
Banco BPM SpA, Class R 1,178,389 17,119,871
Banco di Desio e della Brianza
SpA 32,197 348,227
BasicNet SpA 2,271 19,234
Biesse SpA 7,418 51,340
BPER Banca SPA 1,157,458 17,018,087
Brembo NV 90,046 845,026
Brunello Cucinelli SpA 23,874 2,317,723
Shares Value †
ITALY — (Continued)
Buzzi SpA 60,916 $ 3,324,198
*Cairo Communication SpA 51,952 152,355
Cementir Holding NV 36,437 649,683
*CIR SpA-Compagnie
Industriali 344,301 270,197
Comer Industries SpA, Class R 377 20,432
Credito Emiliano SpA 56,637 1,000,555
d'Amico International Shipping
SA 41,774 392,023
Danieli & C Officine
Meccaniche SpA 27,539 1,545,451
Danieli & C Officine
Meccaniche SpA 8,601 669,935
Datalogic SpA, Class M 15,974 102,311
Davide Campari-Milano NV,
Class M 124,785 922,186
De' Longhi SpA 42,385 1,642,737
DiaSorin SpA 66 4,492
Ω*doValue SpA 12,756 31,423
Emak SpA 39,001 41,312
ΩEnav SpA 59,926 350,075
Enel SpA 1,206,700 14,047,591
Eni SpA, Class B 815,306 22,953,435
ERG SpA 31,931 860,753
Esprinet SpA 21,120 142,331
Ferrari NV 2,484 854,778
Ferrari NV 9,374 3,255,590
#Ferretti SpA 111,178 517,756
Fiera Milano SpA 17,695 154,433
Fila SpA 23,690 258,442
*Fincantieri SpA 13,065 182,684
FinecoBank Banca Fineco SpA 237,496 5,872,766
FNM SpA 120,333 71,566
Garofalo Health Care SpA 15,570 93,513
Gefran SpA 3,469 47,611
Generali 85,809 3,835,073
#GPI SpA 5,611 105,970
Hera SpA 621,363 2,928,675
#IMMSI SpA 86,759 50,123
Industrie De Nora SpA 3,764 27,331
ΩInfrastrutture Wireless
Italiane SpA 116,104 984,013
Intercos SpA 25,638 364,504
Interpump Group SpA, Class R 16,555 694,841
Intesa Sanpaolo SpA 1,563,143 10,589,281
Iren SpA 311,160 950,475
Italgas SpA 325,977 3,934,759
#Italian Sea Group SPA (The) 6,328 11,892
Italmobiliare SpA 8,242 281,346
Iveco Group NV 222,178 3,639,635
Leonardo SpA 79,339 4,934,490
Lottomatica Group Spa 31,276 920,141
LU-VE SpA, Registered 2,992 193,388
Maire SpA 100,971 1,859,568
MARR SpA 8,793 88,603
MFE-MediaForEurope NV,
Class A 172,857 588,437
MFE-MediaForEurope NV,
Class A 118,927 392,015

174
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
ITALY — (Continued)
#MFE-MediaForEurope NV,
Class B 42,671 $ 184,703
#Moltiply Group SpA 12,608 502,853
Moncler SpA 65,248 3,921,860
#*NewPrinces SpA 6,329 125,172
ΩNexi SpA 15,062 71,522
Orsero SpA 6,564 125,354
ΩOVS SpA 185,550 1,101,355
Pharmanutra SpA 2,475 228,780
#Piaggio & C SpA 114,452 215,349
ΩPirelli & C SpA 287,552 1,973,277
#Poste Italiane SpA 194,282 5,148,309
Prysmian SpA 77,143 11,578,508
ΩRAI Way SpA 63,527 456,064
Recordati Industria Chimica e
Farmaceutica SpA 42,897 2,497,897
Reply SpA 10,799 1,194,568
#Revo Insurance SpA 2,932 87,704
Rizzoli Corriere Della Sera
Mediagroup SpA 81,088 91,886
Sabaf SpA 3,442 55,114
*Safilo Group SpA 106,087 199,112
Saipem SpA 1,155,024 6,240,663
#*Salvatore Ferragamo SpA 10,616 92,153
Sanlorenzo SpA 9,195 358,101
Sesa SpA 4,561 459,856
Snam SpA 397,473 3,136,031
Sogefi SpA 45,758 110,037
SOL SpA 17,647 1,192,365
*Stellantis NV 394,373 2,875,174
#*Stellantis NV 562,487 4,094,906
#*Stellantis NV 132,692 966,456
ΩTechnogym SpA 62,833 1,477,071
*Telecom Italia SpA 4,098,752 3,775,268
#*Telecom Italia SpA 8,169,814 6,434,418
*Telecom Italia SpA,
Sponsored ADR 41,807 331,948
Tenaris SA 65,231 2,083,615
Tenaris SA, Sponsored ADR 39,550 2,527,245
#Terna - Rete Elettrica
Nazionale 395,118 4,750,797
#*TREVI - Finanziaria
Industriale SpA 88,404 32,023
TXT e-solutions SpA 3,599 138,053
UniCredit SpA 305,468 23,513,525
Unipol Assicurazioni SpA 261,914 6,820,677
Webuild SpA 373,608 1,106,169
Wiit SpA 8,012 283,834
Zignago Vetro SpA 5,757 47,543
TOTAL ITALY 268,073,157
JAPAN — (14.8%)
#&Do Holdings Co., Ltd. 7,800 53,160
77 Bank, Ltd. (The) 130,200 2,512,522
A&D HOLON Holdings Co.,
Ltd. 25,200 459,117
AB&Company Co., Ltd.,
Registered 6,100 46,829
ABC-Mart, Inc. 54,700 931,302
Shares Value †
JAPAN — (Continued)
Achilles Corp. 11,400 $ 101,265
#AD Works Group Co., Ltd. 47,200 121,987
ADEKA Corp. 47,000 1,178,112
Ad-sol Nissin Corp. 9,700 91,797
Advantest Corp. 153,200 27,627,912
Aeon Co., Ltd. 377,388 3,636,488
#Aeon Fantasy Co., Ltd. 4,100 66,744
#Aeon Hokkaido Corp. 32,000 172,962
Aeon Kyushu Co., Ltd. 700 12,485
#AFC-HD AMS Life Science
Co., Ltd. 6,929 38,248
#AGC, Inc. 64,300 2,293,307
AGS Corp. 2,700 19,556
Ahresty Corp. 18,800 99,576
#Ai Holdings Corp. 16,700 286,459
Aica Kogyo Co., Ltd. 45,900 1,029,275
Aichi Corp. 13,900 123,561
Aichi Financial Group, Inc. 144,105 1,368,356
Aida Engineering, Ltd. 39,419 299,343
#AIMECHATEC, Ltd. 900 36,355
Ain Holdings, Inc. 20,301 731,564
Ainavo Holdings Co., Ltd. 4,500 22,973
Air Water, Inc. 137,200 1,942,364
Airman Corp. 14,800 192,668
Airport Facilities Co., Ltd. 22,700 140,512
#Airtech Japan, Ltd. 5,300 41,296
Airtrip Corp. 5,900 25,753
Aisan Industry Co., Ltd. 31,800 352,894
Aisin Corp. 181,386 2,880,438
#AIT Corp. 4,900 69,104
#Aizawa Securities Group Co.,
Ltd. 14,100 130,018
Ajinomoto Co., Inc. 198,500 6,447,561
Akatsuki Corp. 20,800 85,746
#*Akebono Brake Industry
Co., Ltd. 149,400 120,126
Akita Bank, Ltd. (The) 5,100 177,371
Albis Co., Ltd. 4,000 63,202
Alconix Corp. 23,100 365,726
Alfresa Holdings Corp. 107,900 1,628,777
#Alinco, Inc. 12,300 80,375
Allied Telesis Holdings KK,
Class B 41,700 70,784
Almado, Inc. 1,400 6,307
#Alpen Co., Ltd. 14,100 176,987
AlphaPolis Co., Ltd. 3,500 24,166
Alps Alpine Co., Ltd.,
Registered 152,200 2,298,467
ALSOK Co., Ltd. 233,500 1,769,447
#Altech Corp. 11,110 179,158
Amada Co., Ltd. 178,500 2,994,649
Amano Corp. 40,600 928,303
#Amiyaki Tei Co., Ltd. 6,900 58,694
#Amvis Holdings, Inc. 24,700 60,842
ANA Holdings, Inc. 21,600 358,587
Anabuki Kosan, Inc. 1,900 30,397
and ST HD Co., Ltd., Class B 28,100 537,595
Anest Iwata Corp. 9,000 90,916

175
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
#Anicom Holdings, Inc., Class
B 53,200 $ 509,237
Anrakutei Co., Ltd. 1,700 40,139
Anycolor, Inc. 33,900 595,340
AnyMind Group, Inc. 4,300 10,455
#AOKI Holdings, Inc. 27,600 273,525
Aoyama Trading Co., Ltd. 131,700 663,101
#Aoyama Zaisan Networks
Co., Ltd. 14,800 131,751
Aozora Bank, Ltd., Class A 81,200 1,305,014
#Appier Group, Inc. 39,400 222,765
Arakawa Chemical Industries,
Ltd. 8,500 67,640
Arata Corp. 16,200 287,704
Araya Industrial Co., Ltd. 4,000 63,508
#*ARCHION Corp. 287,500 555,901
#ARCLANDS Corp. 46,020 522,150
Arcs Co., Ltd. 30,700 666,092
ARE Holdings, Inc. 44,300 997,920
Arealink Co., Ltd. 29,800 191,117
Argo Graphics, Inc. 31,900 274,001
Ariake Japan Co., Ltd. 1,700 58,907
Arisawa Manufacturing Co.,
Ltd. 30,600 531,724
#Artience Co., Ltd. 24,200 603,823
Artnature, Inc. 2,500 12,906
#Artner Co., Ltd. 3,300 40,201
As One Corp. 43,858 606,072
Asahi Co., Ltd. 11,500 94,375
#Asahi Diamond Industrial
Co., Ltd. 30,800 253,743
Asahi Group Holdings, Ltd. 239,803 2,368,878
Asahi Intecc Co., Ltd. 58,000 1,220,663
Asahi Kasei Corp. 557,500 5,460,978
Asahi Kogyosha Co., Ltd. 12,200 288,836
Asahi Net, Inc. 14,300 57,216
Asahi Printing Co., Ltd. 3,700 20,329
ASAHI YUKIZAI Corp. 10,000 365,655
Asanuma Corp. 53,300 314,280
Ascentech KK 3,600 10,039
Asia Pile Holdings Corp. 26,400 235,520
Asics Corp. 146,200 4,134,893
ASKA Pharmaceutical
Holdings Co., Ltd. 12,700 236,324
ASKUL Corp. 9,601 71,806
Astellas Pharma, Inc. 616,600 8,782,433
#Astena Holdings Co., Ltd. 30,400 93,312
Atrae, Inc. 9,500 39,163
#*Atsugi Co., Ltd. 7,500 54,418
#Aucnet, Inc. 25,600 197,344
Autobacs Seven Co., Ltd. 62,700 610,175
Avant Group Corp. 15,400 126,577
Avantia Co., Ltd. 4,200 22,058
Avex, Inc. 23,600 178,463
Awa Bank, Ltd. (The) 36,800 1,488,861
Axial Retailing, Inc. 55,400 398,782
Axyz Co., Ltd. 400 9,751
Azbil Corp. 168,200 1,496,256
Shares Value †
JAPAN — (Continued)
AZ-COM MARUWA Holdings,
Inc. 53,000 $ 302,364
AZOOM Co., Ltd. 2,200 57,490
Bandai Namco Holdings, Inc. 96,100 2,221,820
Bando Chemical Industries,
Ltd. 18,100 234,357
*Bank of Innovation, Inc. 800 25,832
Bank of Iwate, Ltd. (The) 14,400 180,569
Bank of Nagoya, Ltd. (The) 24,900 921,604
Bank of Saga, Ltd. (The) 2,801 90,980
Bank of the Ryukyus, Ltd. 45,400 729,506
Bank of Toyama, Ltd. (The) 700 9,394
Base Co., Ltd. 4,600 94,228
BayCurrent, Inc. 46,900 1,514,400
Beauty Garage, Inc. 3,800 37,781
Belc Co., Ltd., Class R 7,700 342,976
Bell System24 Holdings, Inc. 26,500 253,154
Bell-Park Co., Ltd. 3,000 57,528
Belluna Co., Ltd. 45,000 242,079
#*Bengo4.com, Inc. 300 4,715
#Bewith, Inc. 2,000 24,007
Bic Camera, Inc. 72,300 747,661
BIPROGY, Inc. 61,200 1,747,288
#B-Lot Co., Ltd., Class B 11,500 105,016
Blue Zones Holdings Co., Ltd. 76,000 846,304
#Bookoff Group Holdings, Ltd. 7,600 98,259
Bourbon Corp. 2,100 38,568
B-R31 Ice Cream Co., Ltd. 1,000 25,972
#Bridgestone Corp. 272,400 5,675,543
Broadleaf Co., Ltd. 23,800 137,146
Broadmedia Corp. 1,100 15,436
Brother Industries, Ltd. 137,700 2,622,104
#Buffalo, Inc. 9,200 143,837
#Bull-Dog Sauce Co., Ltd. 4,200 48,404
Bunka Shutter Co., Ltd. 47,456 560,248
Bushiroad, Inc. 8,900 14,255
Business Brain Showa-Ota,
Inc., Class G 23,700 139,443
Business Engineering Corp.,
Class G 16,000 122,830
BuySell Technologies Co., Ltd. 10,600 226,604
C. Uyemura & Co., Ltd. 7,000 1,047,063
Calbee, Inc. 61,200 1,158,350
Canon Marketing Japan, Inc. 40,800 930,794
Canon, Inc. 93,900 2,401,055
Capcom Co., Ltd. 85,500 1,802,154
Career Design Center Co., Ltd. 3,100 47,893
#Careerlink Co., Ltd. 5,000 74,854
#Carlit Co., Ltd. 17,900 312,983
Casio Computer Co., Ltd. 36,900 373,462
#Cawachi, Ltd. 10,400 197,839
CCI Group, Inc. 173,300 1,040,652
CDS Co., Ltd. 3,100 36,004
CE Holdings Co., Ltd. 4,700 36,021
Celsys, Inc. 18,000 156,332
Central Automotive Products,
Ltd. 16,300 187,959
Central Glass Co., Ltd. 17,800 466,284
Central Japan Railway Co. 57,000 1,361,846

176
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Central Security Patrols Co.,
Ltd. 6,600 $ 111,611
#Central Sports Co., Ltd. 3,500 52,510
#Ceres, Inc. 6,700 76,746
#Change Holdings, Inc. 30,900 177,862
Charm Care Corp. KK 15,100 123,822
Chiba Bank, Ltd. (The) 87,900 1,219,454
Chiba Kogyo Bank, Ltd. (The) 41,600 560,135
#Chikaranomoto Holdings Co.,
Ltd. 9,300 87,418
Chino Corp. 7,400 74,423
#*Chiyoda Corp. 73,900 476,774
Chori Co., Ltd. 6,300 171,868
Chubu Electric Power Co., Inc. 96,700 1,660,262
Chubu Shiryo Co., Ltd. 16,400 176,553
Chubu Steel Plate Co., Ltd. 11,500 165,486
Chuetsu Pulp & Paper Co.,
Ltd. 11,700 143,278
Chugai Pharmaceutical Co.,
Ltd. 87,100 4,511,047
Chugai Ro Co., Ltd. 3,700 111,327
Chugin Financial Group, Inc. 36,100 674,291
Chugoku Electric Power Co.,
Inc. (The) 189,100 1,079,054
Chugoku Marine Paints, Ltd. 29,600 599,726
Citizen Watch Co., Ltd. 248,200 2,871,552
CKD Corp. 34,700 1,337,469
CK-San-Etsu Co., Ltd. 3,700 97,987
Cleanup Corp. 6,900 37,955
CMK Corp. 62,300 249,272
Coca-Cola Bottlers Japan
Holdings, Inc. 96,213 2,097,954
#Colowide Co., Ltd. 60,700 716,795
Computer Engineering &
Consulting, Ltd. 19,500 241,160
#Computer Institute of Japan,
Ltd. 23,600 74,698
COMSYS Holdings Corp. 45,800 1,650,443
Comture Corp. 16,700 145,041
Copro-Holdings Co., Ltd. 4,800 25,577
#Core Concept Technologies,
Inc., Class B 4,600 40,421
#Core Corp., Class D 5,600 73,187
Cosmo Energy Holdings Co.,
Ltd. 109,800 2,804,821
Cosmos Initia Co., Ltd. 8,500 62,487
Cosmos Pharmaceutical Corp. 36,100 1,392,121
#Cota Co., Ltd. 13,929 99,286
CREAL, Inc. 3,500 15,121
#Create Restaurants Holdings,
Inc. 148,400 675,213
Create SD Holdings Co., Ltd. 24,300 508,624
Creek & River Co., Ltd. 8,600 73,046
Cresco, Ltd. 21,700 188,744
Cross Cat Co., Ltd. 5,400 32,737
Cross Marketing Group, Inc. 1,900 7,481
*CrowdWorks, Inc. 6,400 23,484
CTI Engineering Co., Ltd. 14,200 255,537
CTS Co., Ltd. 16,000 88,319
Shares Value †
JAPAN — (Continued)
*CUC, Inc. 6,100 $ 35,929
Curves Holdings Co., Ltd. 35,900 188,314
CyberAgent, Inc. 209,746 1,671,088
#Cybozu, Inc. 16,300 216,148
Dai Nippon Printing Co., Ltd. 59,500 1,126,933
Dai Nippon Toryo Co., Ltd. 10,200 80,191
Daicel Corp. 198,300 1,559,016
Dai-Dan Co., Ltd. 66,000 1,172,126
Daido Metal Co., Ltd. 38,900 216,959
Daido Steel Co., Ltd. 95,900 1,115,636
Daiei Kankyo Co., Ltd. 1,300 31,234
Daifuku Co., Ltd. 64,300 2,782,004
Daihatsu Infinearth Mfg Co.,
Ltd. 13,200 248,492
Daiho Corp. 27,000 127,673
Daiichi Jitsugyo Co., Ltd. 12,000 244,664
Daiichi Life Group, Inc. 678,600 6,235,819
Daiichi Sankyo Co., Ltd. 85,500 1,412,315
Daiichikosho Co., Ltd. 55,100 570,849
Daiken Medical Co., Ltd. 8,000 22,463
Daiki Aluminium Industry Co.,
Ltd. 24,801 231,859
Daikin Industries, Ltd. 40,300 5,648,764
#Daikoku Denki Co., Ltd. 5,400 81,187
#Daikokutenbussan Co., Ltd. 5,300 162,512
Daikyonishikawa Corp. 36,000 195,731
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 37,164 252,812
Daio Paper Corp. 63,200 384,350
Daiseki Co., Ltd. 27,060 727,851
Daishi Hokuetsu Financial
Group, Inc. 185,700 2,320,287
Daishinku Corp. 24,800 115,846
Daisue Construction Co., Ltd. 6,000 131,138
Daisyo Corp. 3,000 19,680
Daito Bank, Ltd. (The) 4,200 25,703
Daito Pharmaceutical Co., Ltd. 21,716 174,748
Daito Trust Construction Co.,
Ltd. 126,200 2,833,168
Daitron Co., Ltd. 14,800 274,740
Daiwa House Industry Co., Ltd. 226,800 6,929,698
Daiwa Securities Group, Inc. 279,000 2,612,760
Daiwabo Holdings Co., Ltd. 59,000 1,207,447
DCM Holdings Co., Ltd. 67,600 630,252
Dear Life Co., Ltd. 25,000 167,353
Delica Foods Holdings Co.,
Ltd. 6,300 34,454
Denka Co., Ltd. 76,100 1,991,066
Denso Corp. 269,100 3,232,703
#*Dentsu Group, Inc. 25,800 491,617
Dentsu Soken, Inc. 45,300 635,683
#Denyo Co., Ltd. 5,700 130,947
Dexerials Corp. 157,500 2,453,886
#DIC Corp. 60,400 1,381,408
Digital Arts, Inc. 8,400 300,182
Digital Garage, Inc. 11,200 175,749
#Digital Hearts Holdings Co.,
Ltd. 7,600 40,351

177
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Digital Information
Technologies Corp. 14,735 $ 84,909
#dip Corp. 27,300 317,241
Disco Corp. 9,900 4,675,658
DKK-Toa Corp. 3,200 17,786
DKS Co., Ltd. 5,900 315,510
DMG Mori Co., Ltd. 135,600 2,537,984
Double Standard, Inc. 6,100 52,551
Doutor Nichires Holdings Co.,
Ltd. 27,900 492,285
Dowa Holdings Co., Ltd. 44,700 2,703,023
DTS Corp. 90,400 588,418
Duskin Co., Ltd. 16,300 410,556
#DyDo Group Holdings, Inc. 14,700 237,613
Eagle Industry Co., Ltd. 13,400 240,542
Earth Corp. 8,500 248,429
East Japan Railway Co. 75,900 1,640,976
#EAT&HOLDINGS Co., Ltd. 3,400 42,678
Ebara Corp. 261,500 8,889,381
Ebara Foods Industry, Inc. 4,200 67,541
#Ebara Jitsugyo Co., Ltd. 10,700 162,714
Ebase Co., Ltd. 7,600 19,496
#Eco's Co., Ltd. 5,800 82,241
EDION Corp. 49,300 667,904
eGuarantee, Inc. 22,500 253,422
Ehime Bank, Ltd. (The) 29,400 333,202
Eidai Co., Ltd. 16,800 24,443
Eisai Co., Ltd. 14,200 424,718
EJ Holdings, Inc. 6,100 65,981
Elan Corp. 11,911 55,563
Elecom Co., Ltd. 33,824 349,885
Electric Power Development
Co., Ltd., Class B 41,100 1,011,075
#EM Systems Co., Ltd. 25,900 109,249
EN, Inc. 5,601 39,102
Endo Lighting Corp. 8,200 146,046
ENEOS Holdings, Inc. 1,893,968 15,959,827
Entrust, Inc. 5,300 37,170
#Envipro Holdings, Inc. 10,700 74,426
ERI Holdings Co., Ltd. 3,000 80,119
#ES-Con Japan, Ltd. 34,300 257,187
#Eslead Corp. 6,100 226,553
ESPEC Corp. 8,000 169,746
#Eternal Hospitality Group
Co., Ltd. 4,400 83,954
Exedy Corp. 21,300 830,497
EXEO Group, Inc. 152,948 2,805,096
Ezaki Glico Co., Ltd. 23,300 842,163
F&M Co., Ltd. 3,300 43,844
FaithNetwork Co, Ltd. 9,400 45,529
FALCO HOLDINGS Co., Ltd. 6,200 99,505
FANUC Corp. 19,400 851,122
Fast Retailing Co., Ltd. 18,000 8,452,953
*f-code, Inc. 5,600 52,317
*FDK Corp. 2,000 5,526
Feed One Co., Ltd. 17,396 123,666
#Ferrotec Corp. 41,400 1,989,356
#FFRI Security, Inc. 9,600 361,443
Shares Value †
JAPAN — (Continued)
#FIDEA Holdings Co., Ltd. 12,100 $ 147,404
FINDEX, Inc. 11,100 56,030
Fintech Global, Inc. 118,300 95,875
#First Bank of Toyama, Ltd.
(The) 50,500 834,980
First-corp, Inc. 1,800 12,762
#Fixstars Corp. 20,300 163,742
FJ Next Holdings Co., Ltd. 2,700 25,914
Focus Systems Corp. 9,700 93,592
Food & Life Cos., Ltd. 57,500 3,329,536
Forval Corp. 3,700 25,122
#Foster Electric Co., Ltd. 18,500 352,988
FP Corp. 32,100 470,116
FP Partner, Inc. 2,700 38,112
#France Bed Holdings Co.,
Ltd. 18,400 149,708
Freebit Co., Ltd. 7,900 70,730
F-Tech, Inc. 11,200 53,175
Fudo Tetra Corp. 11,350 214,535
Fuji Co., Ltd. 22,800 296,521
Fuji Corp. 28,400 1,099,717
#Fuji Corp., Ltd. 23,500 120,720
#Fuji Die Co., Ltd. 5,100 32,285
Fuji Electric Co., Ltd. 52,488 4,382,792
Fuji Kyuko Co., Ltd. 5,600 80,763
Fuji Nihon Corp. 2,600 10,121
FUJI OIL Co., Ltd. 33,000 701,464
Fuji Pharma Co., Ltd. 13,400 187,440
Fuji Seal International, Inc. 28,000 442,411
Fuji United Holdings Co., Ltd. 4,500 34,919
#Fujibo Holdings, Inc. 21,600 538,260
#Fujicco Co., Ltd. 14,100 137,396
FUJIFILM Holdings Corp. 104,800 1,932,753
Fujikura Composites, Inc. 11,100 177,934
Fujikura, Ltd. 1,696,200 64,631,060
Fujimak Corp. 300 2,355
Fujimi, Inc. 20,600 422,635
Fujisash Co., Ltd. 1,800 9,362
#Fujita Kanko, Inc. 30,000 390,734
Fujitsu, Ltd. 232,400 4,716,072
#Fujiya Co., Ltd. 7,799 120,440
FuKoKu Co., Ltd. 9,800 110,317
Fukuda Corp. 4,200 224,600
Fukuda Denshi Co., Ltd. 12,500 802,463
Fukui Bank, Ltd. (The) 6,597 157,868
Fukui Computer Holdings, Inc. 6,901 144,886
Fukuoka Financial Group, Inc. 74,680 3,053,347
Fukuyama Transporting Co.,
Ltd. 13,600 450,426
FULLCAST Holdings Co., Ltd. 12,800 132,570
Fumakilla, Ltd. 5,800 41,565
#Funai Soken Holdings, Inc. 33,620 240,288
Furukawa Co., Ltd. 24,400 643,847
Furukawa Electric Co., Ltd. 53,800 14,546,479
Furuno Electric Co., Ltd. 21,100 965,425
#Furuya Metal Co., Ltd. 13,700 642,577
Furyu Corp. 12,300 100,312
Fuso Chemical Co., Ltd. 45,000 936,154

178
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Fuso Dentsu Co., Ltd. 3,900 $ 44,997
#Fuso Pharmaceutical
Industries, Ltd. 4,400 62,306
Futaba Industrial Co., Ltd. 48,800 303,628
Future Corp. 34,300 334,672
G-7 Holdings, Inc. 16,800 137,762
#GA Technologies Co., Ltd. 22,100 216,057
Gakken Holdings Co., Ltd. 23,800 146,714
#Gakkyusha Co., Ltd. 4,700 68,473
Gakujo Co., Ltd. 2,000 20,344
Galilei Co., Ltd. 15,200 346,281
Gecoss Corp. 5,700 58,599
*Geniee, Inc. 3,600 22,215
#Genki Global Dining
Concepts Corp. 8,500 150,956
#Genky DrugStores Co., Ltd. 13,400 308,267
Geo Holdings Corp. 23,400 277,595
Gift Holdings, Inc. 4,900 136,645
#giftee, Inc. 13,499 98,375
#Giken, Ltd. 10,200 117,358
Global Link Management KK 3,800 45,613
GLOBERIDE, Inc. 11,900 157,725
Glory, Ltd. 38,800 991,634
GLTECHNO HOLDINGS, Inc. 8,650 286,484
GMO Financial Gate, Inc. 2,000 72,621
#GMO Financial Holdings, Inc. 30,000 196,611
#GMO GlobalSign Holdings
KK 4,100 49,894
GMO Payment Gateway, Inc. 14,000 695,064
#GMS Group Co., Ltd. 27,676 67,113
#Godo Steel, Ltd. 8,900 161,581
#*Gokurakuyu Holdings Co.,
Ltd. 8,100 24,863
Goldcrest Co., Ltd. 6,200 132,146
Goldwin, Inc. 34,400 481,629
#Grandy House Corp. 13,100 44,808
Greens Co., Ltd. 6,700 98,722
grems, Inc. 6,200 111,612
GS Yuasa Corp. 77,300 3,116,072
GSI Creos Corp. 6,300 97,211
G-Tekt Corp. 21,000 241,754
#*Gumi, Inc. 5,300 10,891
Gunma Bank, Ltd. (The) 280,800 3,869,612
Gunze, Ltd. 28,700 661,160
H.U. Group Holdings, Inc. 46,100 915,204
H2O Retailing Corp. 79,225 1,168,367
Hachijuni Nagano Bank, Ltd. 298,701 4,043,867
Hagihara Industries, Inc. 8,400 87,964
#Hakudo Co., Ltd. 5,000 75,684
Hakuhodo DY Holdings, Inc. 147,201 985,849
Hakuto Co., Ltd. 5,800 154,156
Hakuyosha Co., Ltd. 1,600 34,664
Halows Co., Ltd. 8,800 220,976
Hamakyorex Co., Ltd. 55,700 611,365
Hamamatsu Photonics KK 86,700 1,119,263
Hankyu Hanshin Holdings, Inc. 57,900 1,669,329
Hanwa Co., Ltd. 95,500 983,003
Happinet Corp. 26,400 449,645
Shares Value †
JAPAN — (Continued)
Hard Off Corp. Co., Ltd. 6,400 $ 82,867
Harima Chemicals Group, Inc. 7,500 42,357
Haseko Corp. 181,000 3,128,994
Hashimoto Sogyo Holdings
Co., Ltd. 4,700 37,581
Hazama Ando Corp. 118,920 1,444,904
Heiwa Real Estate Co., Ltd. 20,400 316,470
Heiwado Co., Ltd. 25,201 428,259
Hennge K.K. 11,800 71,912
Hibino Corp. 3,600 72,940
Hiday Hidaka Corp. 10,100 183,625
#Hioki EE Corp. 6,800 485,141
Hirano Tecseed Co., Ltd. 5,300 60,338
Hirata Corp. 25,300 522,290
Hirogin Holdings, Inc. 189,500 2,236,561
Hirose Electric Co., Ltd. 13,635 1,899,007
Hirose Tusyo, Inc. 1,800 43,649
Hiroshima Electric Railway
Co., Ltd. 2,800 11,203
#Hiroshima Gas Co., Ltd. 9,600 24,321
Hiroshima Gas Co., Ltd. 8,100 41,248
HIS Co., Ltd. 51,400 342,765
Hitachi Construction Machinery
Co., Ltd. 66,900 2,336,089
Hitachi, Ltd. 819,700 25,536,999
Hochiki Corp. 30,300 372,405
#Hoden Seimitsu Kako
Kenkyusho Co., Ltd. 300 5,588
Hodogaya Chemical Co., Ltd. 7,600 121,344
Hokkaido Coca-Cola Bottling
Co., Ltd., Class CO 3,000 81,459
#Hokkaido Electric Power Co.,
Inc. 107,500 693,205
Hokkaido Gas Co., Ltd. 34,700 183,127
#Hokkan Holdings, Ltd. 4,700 64,754
Hokko Chemical Industry Co.,
Ltd. 10,700 116,556
#Hokuetsu Corp. 66,900 379,529
Hokuhoku Financial Group,
Inc. 102,600 3,896,319
Hokuriku Electric Industry Co.,
Ltd. 6,400 112,313
Hokuriku Electric Power Co. 77,300 430,538
Hokuryo Co., Ltd. 1,500 25,605
Hokuto Corp. 14,100 164,480
Honda Motor Co., Ltd. 455,600 3,682,189
Honda Motor Co., Ltd.,
Sponsored ADR 90,604 2,205,301
H-One Co., Ltd. 25,100 201,979
#Honeys Holdings Co., Ltd. 13,300 123,830
Hoosiers Holdings Co., Ltd. 25,200 189,436
Horiba, Ltd. 34,200 4,735,905
Hoshizaki Corp. 21,700 706,093
Hosokawa Micron Corp. 6,200 234,224
#Hotland Holdings Co., Ltd. 6,400 64,406
House Foods Group, Inc. 43,800 839,916
#Howa Machinery, Ltd. 11,080 107,544
Hoya Corp. 48,100 8,932,134

179
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
HS Holdings Co., Ltd.,
Registered 14,000 $ 100,507
#Hulic Co., Ltd. 182,596 2,057,781
Human Technologies, Inc. 1,800 17,046
Hyakugo Bank, Ltd. (The) 117,800 1,334,322
Hyakujushi Bank, Ltd. (The) 88,400 1,340,343
#I K K Holdings, Inc. 5,400 28,154
Ibiden Co., Ltd. 139,600 12,008,602
IBJ, Inc. 12,700 58,271
#Ichibanya Co., Ltd. 29,000 160,078
Ichigo, Inc. 81,300 259,405
Ichiken Co., Ltd. 7,000 124,272
Ichikoh Industries, Ltd. 31,000 100,297
Ichinen Holdings Co., Ltd. 14,700 202,529
Ichiyoshi Securities Co., Ltd. 16,300 136,678
ID Holdings Corp. 19,000 121,853
#IDEA Consultants, Inc. 3,000 69,302
Idec Corp. 24,500 524,537
Idemitsu Kosan Co., Ltd. 517,705 4,455,028
IDOM, Inc. 68,600 576,975
IHI Corp. 641,200 11,673,805
Iida Group Holdings Co., Ltd. 63,716 898,582
Iino Kaiun Kaisha, Ltd. 94,000 988,558
I'll, Inc. 4,800 72,993
Imasen Electric Industrial 13,000 69,270
i-mobile Co., Ltd. 18,900 63,199
Imuraya Group Co., Ltd. 7,200 108,065
Inaba Denki Sangyo Co., Ltd. 37,800 636,573
#Inaba Seisakusho Co., Ltd. 6,200 65,559
Inabata & Co., Ltd. 31,100 767,056
I-NE Co., Ltd. 4,100 28,257
#Infomart Corp. 122,900 338,023
INFRONEER Holdings, Inc. 136,904 1,862,167
Innotech Corp. 10,600 193,391
#Inpex Corp. 528,800 14,004,148
Insource Co., Ltd. 7,800 34,046
#Intage Holdings, Inc. 12,099 128,244
Intelligent Wave, Inc. 5,400 33,633
Internet Initiative Japan, Inc. 89,500 1,583,477
#Inui Global Logistics Co., Ltd. 13,400 130,062
IPS, Inc. 3,500 71,695
Iriso Electronics Co., Ltd. 15,200 326,882
ISB Corp. 6,300 86,356
#Ise Chemicals Corp. 14,000 466,354
#Iseki & Co., Ltd. 16,630 179,029
Isetan Mitsukoshi Holdings,
Ltd. 153,600 2,910,171
Ishihara Sangyo Kaisha, Ltd. 30,800 592,591
#Ishikawa Seisakusho, Ltd. 900 12,331
Ishizuka Glass Co., Ltd. 2,400 44,277
#Istyle, Inc. 79,700 235,481
Isuzu Motors, Ltd. 327,700 4,487,695
Itfor, Inc. 11,100 121,976
#ITmedia, Inc. 6,800 68,952
Ito En, Ltd. 21,600 398,147
ITOCHU Corp. 830,300 10,268,475
Itochu Enex Co., Ltd. 40,400 494,478
Itoham Yonekyu Holdings, Inc. 21,633 720,617
Shares Value †
JAPAN — (Continued)
#Itoki Corp. 35,100 $ 708,921
IwaiCosmo Holdings, Inc. 16,900 399,030
Iwaki Co., Ltd. 9,300 161,068
Iwatani Corp. 148,900 1,825,321
Iyogin Holdings, Inc. 195,843 3,771,763
Izumi Co., Ltd. 66,700 403,933
J Front Retailing Co., Ltd. 180,900 2,638,378
J Trust Co., Ltd. 72,300 308,199
JAC Recruitment Co., Ltd. 45,600 250,836
#Jade Group, Inc. 5,100 66,262
JANOME Corp. 14,100 100,325
Japan Airlines Co., Ltd. 78,300 1,226,178
Japan Airport Terminal Co.,
Ltd. 47,100 1,516,950
#Japan Animal Referral
Medical Center Co., Ltd. 6,500 58,112
Japan Aviation Electronics
Industry, Ltd. 37,000 568,795
Japan Business Systems, Inc. 11,500 104,575
Japan Cash Machine Co., Ltd. 17,100 106,067
*Japan Communications, Inc. 26,500 21,138
#Japan Electronic Materials
Corp. 11,500 516,640
Japan Elevator Service
Holdings Co., Ltd. 82,400 838,171
Japan Engine Corp. 300 23,547
Japan Exchange Group, Inc. 272,300 3,238,129
Japan Eyewear Holdings Co.,
Ltd. 9,300 132,522
#Japan Investment Adviser
Co., Ltd. 29,600 414,047
Japan Lifeline Co., Ltd. 49,200 440,808
Japan Material Co., Ltd. 41,300 468,596
Japan Medical Dynamic
Marketing, Inc. 15,100 52,998
Japan Post Holdings Co., Ltd. 134,600 1,565,845
Japan Post Insurance Co., Ltd. 87,600 852,773
Japan Property Management
Center  Co., Ltd. 6,700 55,411
Japan Pulp & Paper Co., Ltd. 89,000 629,284
Japan Securities Finance Co.,
Ltd. 31,800 436,297
Japan Steel Works, Ltd. (The) 24,000 1,453,278
#Japan System Techniques
Co., Ltd. 9,200 111,488
Japan Tobacco, Inc. 89,500 3,349,718
Japan Transcity Corp. 24,100 179,014
Japan Wool Textile Co., Ltd.
(The) 35,300 402,096
JBCC Holdings, Inc. 22,400 171,818
JCU Corp. 14,500 613,478
JDC Corp. 31,800 118,511
Jeol, Ltd. 35,700 1,430,005
#JFE Holdings, Inc. 175,935 1,925,456
JFE Systems, Inc. 6,000 72,404
Jimoto Holdings, Inc. 2,700 7,771
JINS Holdings, Inc. 10,000 423,088
#JINUSHI Co., Ltd. 13,300 285,173
#JK Holdings Co., Ltd. 9,500 82,205

180
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
J-Lease Co., Ltd. 10,700 $ 91,497
JM Holdings Co., Ltd. 20,000 173,830
JMS Co., Ltd. 10,197 27,785
J-Oil Mills, Inc. 17,100 214,862
Joshin Corp. 16,200 300,213
#Joyful Honda Co., Ltd. 47,100 617,360
JP-Holdings, Inc. 37,600 158,121
JSB Co., Ltd. 5,200 170,894
JSP Corp. 16,200 237,978
JTEKT Corp. 158,910 1,939,918
Juki Corp. 16,100 78,699
Juroku Financial Group, Inc. 73,000 959,172
Justsystems Corp. 18,800 443,292
JVCKenwood Corp. 233,600 1,763,497
Kadoya Sesame Mills, Inc. 6,000 61,223
Kaga Electronics Co., Ltd. 23,000 617,913
#Kagome Co., Ltd. 40,400 692,991
Kajima Corp. 120,500 4,703,733
Kakaku.com, Inc. 73,900 1,236,029
#Kamakura Shinsho, Ltd. 13,800 41,478
Kameda Seika Co., Ltd. 12,600 114,820
Kamei Corp. 15,300 312,434
Kamigumi Co., Ltd. 32,100 1,064,162
Kanaden Corp. 9,000 134,220
Kanadevia Corp. 163,600 1,246,536
#Kanagawa Chuo Kotsu Co.,
Ltd. 4,600 94,522
Kanamic Network Co., Ltd. 12,600 43,741
Kanamoto Co., Ltd. 25,500 755,049
Kandenko Co., Ltd. 69,000 3,010,893
Kaneka Corp. 26,500 828,120
Kaneko Seeds Co., Ltd. 8,400 75,528
Kanematsu Corp. 124,000 1,702,868
Kanemi Co., Ltd. 600 14,339
#Kanro, Inc. 7,500 52,455
Kansai Electric Power Co., Inc.
(The) 144,700 2,313,556
#Kansai Paint Co., Ltd. 109,416 1,635,602
Kanto Denka Kogyo Co., Ltd. 41,900 446,794
Kao Corp. 74,200 2,762,406
#Kappa Create Co., Ltd. 2,400 23,249
Katitas Co., Ltd. 29,800 592,368
Kato Sangyo Co., Ltd. 15,800 620,082
Kato Works Co., Ltd. 6,800 61,402
KAWADA TECHNOLOGIES,
Inc. 26,100 248,833
Kawai Musical Instruments
Manufacturing Co., Ltd. 4,600 80,578
Kawasaki Heavy Industries,
Ltd. 584,500 11,999,212
KDDI Corp. 550,300 9,068,950
#KeePer Technical Laboratory
Co., Ltd. 5,400 101,415
Keihan Holdings Co., Ltd. 93,300 1,931,433
Keihanshin Building Co., Ltd. 11,600 140,054
Keikyu Corp. 77,900 761,825
Keio Corp. 244,900 1,152,259
Keisei Electric Railway Co.,
Ltd. 105,200 746,514
Shares Value †
JAPAN — (Continued)
KEIWA, Inc. 10,500 $ 80,205
Keiyo Bank, Ltd. (The) 153,400 2,125,212
KEL Corp. 3,900 35,340
Kenko Mayonnaise Co., Ltd. 6,400 86,542
Kewpie Corp. 47,400 1,260,128
Keyence Corp. 7,808 3,552,601
KeyHolder, Inc. 7,600 39,284
KH Neochem Co., Ltd. 32,635 572,708
#Kibun Foods, Inc. 16,100 106,028
Kikkoman Corp. 92,500 842,036
#Kimura Chemical Plants Co.,
Ltd. 9,100 74,621
Kimura Kohki Co., Ltd. 200 15,405
Kimura Unity Co., Ltd. 11,200 64,182
Kinden Corp. 900 48,140
#King Jim Co., Ltd. 8,100 40,886
Kinki Sharyo Co., Ltd. (The) 3,200 45,762
#Kintetsu Department Store
Co., Ltd. 5,200 55,051
Kintetsu Group Holdings Co.,
Ltd. 52,100 1,108,129
#Kirin Holdings Co., Ltd. 118,840 1,880,373
Ki-Star Real Estate Co., Ltd. 13,800 277,400
Kitagawa Corp. 7,600 74,979
Kita-Nippon Bank, Ltd. (The) 4,800 143,812
Kitoku Shinryo Co., Ltd. 3,900 45,644
#Kitz Corp. 57,500 768,355
Kiyo Bank, Ltd. (The) 87,800 2,330,800
#*KNT-CT Holdings Co., Ltd. 11,300 141,191
KOA Corp. 34,100 409,535
#Koa Shoji Holdings Co., Ltd. 9,200 50,548
Koatsu Gas Kogyo Co., Ltd. 18,300 128,458
Kobe Bussan Co., Ltd. 37,000 633,017
#Kobe Electric Railway Co.,
Ltd. 1,400 21,424
Kobe Steel, Ltd. 293,220 3,604,788
Kohnan Shoji Co., Ltd. 20,024 517,515
#Kohoku Kogyo Co., Ltd. 1,400 48,780
Kohsoku Corp. 4,000 74,790
#Koike-ya, Inc. 800 23,764
Koito Manufacturing Co., Ltd. 100,000 1,622,794
Kojima Co., Ltd. 26,000 200,096
Kokusai Electric Corp. 33,100 1,347,192
#Kokuyo Co., Ltd. 145,200 725,606
Komatsu, Ltd., Class R 255,600 10,695,059
KOMEDA Holdings Co., Ltd. 37,800 735,714
Komehyo Holdings Co., Ltd. 5,500 185,316
Komeri Co., Ltd. 20,900 444,794
Konami Group Corp. 19,900 2,400,115
#Kondotec, Inc. 10,700 99,008
Konica Minolta, Inc. 406,400 1,294,111
Konishi Co., Ltd. 24,400 221,570
Konoike Transport Co., Ltd. 25,000 451,804
Konoshima Chemical Co., Ltd. 3,400 39,206
#Kosaido Holdings Co., Ltd. 74,800 289,262
#Kose Holdings Corp. 29,400 1,046,134
#Koshidaka Holdings Co., Ltd. 48,300 307,606
#Kotobuki Spirits Co., Ltd. 62,400 801,378

181
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Kotobukiya Co., Ltd. 900 $ 7,627
Kourakuen Corp. 6,500 45,088
KOZO KEIKAKU
ENGINEERING HOLDINGS,
Inc. 3,600 66,300
KPP Group Holdings Co., Ltd. 39,300 242,514
Kraftia Corp. 25,700 1,586,559
#KRS Corp. 7,800 153,307
K's Holdings Corp. 107,320 1,238,900
KU Holdings Co., Ltd. 12,000 87,221
Kubota Corp., ADR 371 30,520
Kubota Corp., Class R 220,100 3,585,816
Kumagai Gumi Co., Ltd. 92,500 887,193
Kumiai Chemical Industry Co.,
Ltd. 77,670 376,194
#Kura Sushi, Inc. 16,000 175,412
Kurabo Industries, Ltd. 10,700 647,305
Kuraray Co., Ltd. 273,800 2,872,450
Kureha Corp. 26,700 664,497
Kurimoto, Ltd. 44,000 422,016
Kurita Water Industries, Ltd. 57,600 3,098,244
Kuriyama Holdings Corp. 9,700 112,967
Kusuri no Aoki Holdings Co.,
Ltd. 34,700 831,710
KYB Corp. 31,200 893,960
#Kyodo Printing Co., Ltd. 17,900 176,367
Kyoei Steel, Ltd. 17,800 215,706
#Kyokuto Boeki Kaisha, Ltd. 7,200 85,828
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 31,000 533,927
Kyokuyo Co., Ltd. 7,100 204,113
Kyorin Pharmaceutical Co.,
Ltd. 30,600 302,866
KYORITSU Co., Ltd. 20,700 28,797
Kyoritsu Maintenance Co., Ltd. 62,600 945,162
Kyosan Electric Manufacturing
Co., Ltd. 21,600 96,211
Kyoto Financial Group, Inc. 92,800 2,567,760
Kyowa Kirin Co., Ltd. 43,900 661,701
Kyushu Electric Power Co.,
Inc. 166,500 1,794,573
Kyushu Financial Group, Inc. 293,950 2,397,295
Kyushu Railway Co. 54,500 1,247,861
#LA Holdings Co., Ltd. 5,700 328,094
#Lacto Japan Co., Ltd. 6,900 146,406
Lasertec Corp. 15,600 4,249,794
LEC, Inc. 19,600 129,328
Leopalace21 Corp. 329,400 1,370,529
Life Corp. 31,400 516,771
Lifedrink Co., Inc. 33,700 302,796
#LIKE, Inc. 6,200 62,592
#Link And Motivation, Inc. 35,500 125,956
Lintec Corp. 23,662 759,515
Lion Corp. 208,400 2,036,722
#LITALICO, Inc. 3,800 29,148
#Lixil Corp. 169,700 1,753,258
Loadstar Capital KK 5,600 108,101
Look Holdings, Inc. 4,200 69,363
Luckland Co., Ltd. 7,200 65,933
Shares Value †
JAPAN — (Continued)
LY Corp. 462,000 $ 1,215,549
M&A Capital Partners Co., Ltd. 10,300 211,646
M3, Inc. 80,500 772,611
Mabuchi Motor Co., Ltd. 111,600 1,050,089
Macnica Holdings, Inc. 74,350 1,256,603
Maeda Kosen Co., Ltd. 34,800 405,506
#Maezawa Industries, Inc. 7,700 88,938
Maezawa Kyuso Industries
Co., Ltd. 5,600 53,354
Makino Milling Machine Co.,
Ltd. 12,100 918,860
Makita Corp. 36,500 1,366,785
#Mammy Mart Holdings Corp. 5,500 39,169
Management Solutions Co.,
Ltd. 4,100 34,589
#*Mandom Corp. 37,400 736,282
Mani, Inc. 53,300 581,281
Marubeni Corp. 134,800 5,223,226
Marubun Corp. 12,100 90,033
#Maruchiyo Yamaokaya Corp. 5,600 109,709
Marudai Food Co., Ltd. 15,100 218,543
Marufuji Sheet Piling Co., Ltd. 4,000 23,713
Marui Group Co., Ltd. 110,524 2,118,721
#Maruwa Co., Ltd. 4,400 2,063,189
Maruzen CHI Holdings Co.,
Ltd. 12,000 26,419
Maruzen Showa Unyu Co.,
Ltd. 7,400 366,919
Marvelous, Inc. 24,200 70,111
#Matching Service Japan Co.,
Ltd. 5,100 30,755
Matsuda Sangyo Co., Ltd. 11,100 470,336
Matsui Securities Co., Ltd. 82,900 486,169
MatsukiyoCocokara & Co. 197,290 2,878,051
Matsuoka Corp. 3,200 42,577
Matsuyafoods Holdings Co.,
Ltd. 6,100 204,754
Max Co., Ltd. 42,400 458,079
Maxell, Ltd. 46,500 591,988
Maxvalu Tokai Co., Ltd. 7,700 168,785
Mazda Motor Corp. 374,100 2,414,742
McDonald's Holdings Co
Japan, Ltd. 41,500 2,150,410
Mebuki Financial Group, Inc. 724,390 6,002,491
MEC Co., Ltd. 11,800 700,297
#Media Do Co., Ltd. 6,501 51,525
#Medical System Network Co.,
Ltd., Class A 16,100 53,733
Medipal Holdings Corp. 86,000 1,541,585
#Medius Holdings Co., Ltd. 12,500 65,250
*Medley, Inc. 10,600 152,332
Megmilk Snow Brand Co., Ltd. 27,400 552,529
Meidensha Corp. 29,700 1,603,408
Meiho Facility Works, Ltd. 3,700 23,068
Meiji Electric Industries Co.,
Ltd. 5,000 65,250
MEIJI Holdings Co., Ltd. 105,748 2,502,915
#Meiji Shipping Group Co.,
Ltd. 14,400 117,071

182
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Meiko Electronics Co., Ltd. 36,500 $ 7,371,973
MEITEC Group Holdings, Inc. 42,800 858,158
Meiwa Corp. 19,300 102,224
#Meiwa Estate Co., Ltd. 11,300 65,692
Members Co., Ltd. 4,200 28,839
Menicon Co., Ltd. 57,300 592,361
*Mercari, Inc. 75,800 1,825,527
METAWATER Co., Ltd. 20,000 432,660
Micronics Japan Co., Ltd. 37,600 3,109,639
#Midac Holdings Co., Ltd. 7,600 102,817
#Mie Kotsu Group Holdings,
Inc. 42,800 144,483
Mikuni Corp. 17,300 39,412
Milbon Co., Ltd. 5,792 94,436
MIMAKI ENGINEERING Co.,
Ltd. 13,500 128,793
MINEBEA MITSUMI, Inc. 172,275 3,434,397
Mirai Industry Co., Ltd. 800 15,239
Miraial Co., Ltd. 1,300 10,768
Miraini Holdings Co., Ltd. 18,850 226,987
MIRAIT ONE Corp. 55,190 1,417,214
Mirarth Holdings, Inc. 92,000 233,075
Miroku Jyoho Service Co., Ltd. 15,000 163,013
MISUMI Group, Inc. 96,800 2,217,001
Mitsuba Corp. 35,800 260,438
Mitsubishi Chemical Group
Corp. 658,000 3,828,203
Mitsubishi Corp. 394,500 12,562,171
Mitsubishi Electric Corp. 170,700 6,787,478
Mitsubishi Estate Co., Ltd. 85,700 2,424,899
Mitsubishi Gas Chemical Co.,
Inc. 70,200 1,971,092
Mitsubishi Heavy Industries,
Ltd. 559,500 16,477,410
Mitsubishi Kakoki Kaisha, Ltd. 16,100 326,716
Mitsubishi Logistics Corp. 159,000 1,417,967
Mitsubishi Materials Corp. 124,300 4,039,026
#Mitsubishi Motors Corp. 512,601 1,001,617
Mitsubishi Paper Mills, Ltd. 24,100 143,334
#Mitsubishi Pencil Co., Ltd. 16,200 241,287
Mitsubishi Research Institute,
Inc. 4,500 128,937
Mitsubishi Steel Manufacturing
Co., Ltd. 11,000 126,001
Mitsubishi UFJ Financial
Group, Inc. 1,423,600 25,591,278
#Mitsubishi UFJ Financial
Group, Inc., Sponsored ADR 221,488 3,975,710
Mitsuboshi Belting, Ltd. 10,900 274,404
Mitsui & Co., Ltd. 114,600 4,311,806
Mitsui Chemicals, Inc. 204,394 2,471,693
Mitsui DM Sugar Co., Ltd. 10,300 217,890
Mitsui E&S Co., Ltd. 165,900 5,944,472
Mitsui Fudosan Co., Ltd. 222,400 2,419,073
#Mitsui High-Tec, Inc. 93,006 382,220
Mitsui Kinzoku Co., Ltd. 52,300 14,134,233
#Mitsui Matsushima Holdings
Co., Ltd. 32,300 279,292
Mitsui-Soko Holdings Co., Ltd. 48,000 1,204,403
Shares Value †
JAPAN — (Continued)
Mitsuuroko Group Holdings
Co., Ltd. 22,700 $ 288,992
Miura Co., Ltd. 58,002 1,195,166
#Miyaji Engineering Group,
Inc. 18,000 188,954
Miyazaki Bank, Ltd. (The) 83,000 1,048,192
Miyoshi Oil & Fat Co., Ltd. 4,500 61,424
Mizuho Financial Group, Inc. 232,235 9,961,926
Mizuho Medy Co., Ltd. 11,600 131,171
Mizuno Corp. 37,200 785,757
Mochida Pharmaceutical Co.,
Ltd. 14,500 311,365
Modec, Inc. 5,400 444,874
Monex Group, Inc. 3,900 16,724
Monogatari Corp. (The) 22,300 599,818
MonotaRO Co., Ltd. 57,800 685,316
MORESCO Corp. 3,400 37,253
Morinaga & Co., Ltd. 49,400 843,588
Morinaga Milk Industry Co.,
Ltd. 59,900 1,814,144
Moriroku Co., Ltd. 6,700 103,939
Morita Holdings Corp. 24,200 388,547
Morito Co., Ltd. 9,700 118,724
Morozoff, Ltd. 3,400 31,981
Mory Industries, Inc. 15,100 90,289
MOS Food Services, Inc. 14,300 359,998
MrMax Holdings, Ltd. 19,900 89,655
MS&AD Insurance Group
Holdings, Inc. 237,839 6,122,603
MTI, Ltd. 3,300 12,214
Mugen Estate Co., Ltd. 10,800 152,587
#m-up Holdings, Inc. 51,600 237,412
Murata Manufacturing Co., Ltd. 158,417 5,212,329
Musashi Seimitsu Industry
Co., Ltd. 47,800 1,310,111
Musashino Bank, Ltd. (The) 65,700 1,000,352
#NAC Co., Ltd. 14,600 48,261
Nachi-Fujikoshi Corp. 12,999 422,226
Nadex Co., Ltd. 1,300 8,868
Nafco Co., Ltd. 10,200 141,181
#Nagaileben Co., Ltd. 8,100 87,510
Nagano Keiki Co., Ltd. 11,200 220,133
Nagase & Co., Ltd. 224,400 1,686,168
#Nagase Brothers, Inc. 2,900 42,768
Nagoya Railroad Co., Ltd. 72,700 821,386
Naikai Zosen Corp. 400 30,758
Nakabayashi Co., Ltd. 12,000 44,262
#Nakakita Seisakusho Co.,
Ltd. 900 33,196
#Nakamoto Packs Co., Ltd. 7,100 86,312
#Nakamuraya Co., Ltd. 2,900 58,479
Nakanishi, Inc. 27,000 478,645
#Nakano Corp. 5,900 52,146
Nakayama Steel Works, Ltd. 31,700 119,756
Namura Shipbuilding Co., Ltd. 43,600 1,126,831
NANKAI Co., Ltd. 44,400 842,496
Nanto Bank, Ltd. (The) 181,000 1,717,539
Nanyo Corp. 6,400 58,852
Narasaki Sangyo Co., Ltd. 1,600 44,006

183
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Nareru Group, Inc. 2,800 $ 40,346
#Natori Co., Ltd. 4,400 52,001
NCD Co., Ltd. 3,000 47,076
*NE, Inc. 3,000 5,877
NEC Corp. 273,000 7,144,463
#Needs Well, Inc. 1,200 3,477
NEOJAPAN, Inc. 1,400 13,749
*Net Protections Holdings, Inc. 45,800 122,461
New Art Holdings Co., Ltd. 5,720 50,226
Nexon Co., Ltd. 21,000 354,121
Nextage Co., Ltd. 34,100 742,038
NexTone, Inc. 6,600 61,786
NGK Corp. 123,700 3,916,121
NH Foods, Ltd. 50,300 2,083,836
NHK Spring Co., Ltd. 114,100 2,088,247
Nicca Chemical Co., Ltd. 4,900 57,472
Nice Corp. 2,400 29,605
Nichias Corp. 116,400 2,300,442
#Nichiban Co., Ltd. 6,100 70,730
Nichicon Corp. 44,300 684,409
Nichiden Corp. 9,500 141,677
Nichiha Corp. 14,300 283,345
Nichimo Co., Ltd. 4,000 57,331
Nichirei Corp. 176,800 2,128,415
Nichireki Group Co., Ltd. 10,300 133,166
Nichirin Co., Ltd. 7,230 181,552
*NIDEC Corp. 31,372 479,874
*NIDEC Corp., Sponsored
ADR 20,248 75,323
Nifco, Inc. 55,200 1,625,301
#Nihon Dempa Kogyo Co., Ltd. 23,900 288,255
Nihon Denkei Co., Ltd. 3,600 55,365
Nihon House Holdings Co.,
Ltd. 25,100 48,372
Nihon M&A Center Holdings,
Inc. 188,100 785,626
Nihon Nohyaku Co., Ltd. 77,300 487,364
Nihon Yamamura Glass Co.,
Ltd. 2,501 50,034
Niitaka Co., Ltd. 700 10,145
Nikkiso Co., Ltd. 46,200 783,636
Nikko Co., Ltd. 17,300 88,319
#Nikkon Holdings Co., Ltd. 58,400 1,894,306
Nikon Corp. 155,600 1,714,822
Nintendo Co., Ltd. 69,000 3,384,723
Nippi, Inc. 1,200 89,901
Nippn Corp. 41,500 702,326
Nippon Air Conditioning
Services Co., Ltd. 18,600 184,807
Nippon Aqua Co., Ltd. 11,900 52,246
#Nippon Avionics Co., Ltd. 6,600 270,815
Nippon Carbide Industries Co.,
Inc. 5,300 90,912
#Nippon Carbon Co., Ltd. 5,900 180,345
Nippon Care Supply Co., Ltd. 400 5,702
Nippon Chemical Industrial
Co., Ltd. 5,300 113,640
Nippon Chemi-Con Corp. 22,105 375,223
Shares Value †
JAPAN — (Continued)
#*Nippon Coke & Engineering
Co., Ltd. 177,700 $ 117,934
#Nippon Concrete Industries
Co., Ltd. 27,100 53,783
Nippon Denko Co., Ltd. 87,000 237,618
Nippon Densetsu Kogyo Co.,
Ltd. 15,900 496,162
Nippon Dry-Chemical Co., Ltd. 16,400 310,931
Nippon Electric Glass Co., Ltd. 64,600 3,357,691
NIPPON EXPRESS
HOLDINGS, Inc. 173,200 4,532,677
Nippon Fine Chemical Co.,
Ltd. 4,800 77,955
Nippon Gas Co., Ltd. 101,900 1,742,389
Nippon Kayaku Co., Ltd. 87,600 965,694
#Nippon Kodoshi Corp. 3,200 129,875
Nippon Light Metal Holdings
Co., Ltd. 54,271 988,068
Nippon Paint Holdings Co.,
Ltd. 189,200 1,194,445
Nippon Paper Industries Co.,
Ltd. 100,500 841,428
Nippon Parking Development
Co., Ltd. 163,400 257,553
Nippon Rietec Co., Ltd. 7,697 133,109
Nippon Sanso Holdings Corp. 55,500 1,962,094
Nippon Seiki Co., Ltd. 27,300 443,894
Nippon Seisen Co., Ltd. 7,000 62,985
Nippon Sharyo, Ltd. 4,700 111,423
*Nippon Sheet Glass Co., Ltd. 103,831 317,380
Nippon Shinyaku Co., Ltd. 36,400 1,112,638
Nippon Shokubai Co., Ltd. 85,100 1,171,649
Nippon Signal Co., Ltd. 41,200 440,907
Nippon Soda Co., Ltd. 24,000 556,715
Nippon Steel Corp. 740,585 2,704,680
Nippon Thompson Co., Ltd. 48,800 343,177
Nippon Yakin Kogyo Co., Ltd. 22,250 641,779
Nipro Corp. 144,700 1,402,631
Nireco Corp. 2,600 34,643
Nishimatsu Construction Co.,
Ltd. 21,100 775,572
Nishimatsuya Chain Co., Ltd. 13,000 165,834
Nishi-Nippon Financial
Holdings, Inc. 83,000 2,088,440
Nishi-Nippon Railroad Co., Ltd. 29,000 528,442
Nishio Holdings Co., Ltd. 15,900 437,312
Nissan Chemical Corp. 64,900 2,805,893
#*Nissan Motor Co., Ltd. 215,100 488,661
Nissan Shatai Co., Ltd. 41,300 237,724
Nissan Tokyo Sales Holdings
Co., Ltd. 24,800 82,770
Nissei ASB Machine Co., Ltd. 6,100 316,084
Nissha Co., Ltd. 63,301 507,765
Nisshin Oillio Group, Ltd. (The) 57,300 660,739
Nisshin Seifun Group, Inc. 93,730 1,192,672
Nisshinbo Holdings, Inc. 124,255 1,635,800
Nissin Foods Holdings Co.,
Ltd. 83,100 1,486,684
#Nisso Holdings Co., Ltd. 15,500 59,941

184
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Nissui Corp. 326,700 $ 2,550,764
Niterra Co., Ltd. 104,700 5,619,678
Nitori Holdings Co., Ltd. 136,700 1,933,541
Nitta Gelatin, Inc. 6,300 47,761
NITTAN Corp. 1,200 4,587
Nitto Boseki Co., Ltd. 15,900 2,895,798
Nitto Denko Corp. 274,100 5,243,067
Nitto Fuji Flour Milling Co., Ltd. 5,600 62,717
Nitto Kogyo Corp. 20,200 583,293
Nitto Seiko Co., Ltd. 15,000 73,227
#Nittoc Construction Co., Ltd. 12,900 96,809
Nittoku Co., Ltd., Class B 10,500 163,827
Noevir Holdings Co., Ltd. 10,100 281,979
NOF Corp. 103,900 2,128,324
Nojima Corp. 171,600 1,334,867
Nomura Co., Ltd. 52,200 389,739
Nomura Holdings, Inc. 833,800 6,685,618
*Nomura Holdings, Inc.,
Sponsored ADR 246,048 1,983,147
#Nomura Micro Science Co.,
Ltd. 19,700 459,484
Nomura Real Estate Holdings,
Inc. 341,800 2,218,248
Nomura Research Institute,
Ltd. 57,779 1,527,205
Noritake Co., Ltd. 33,000 726,524
#Noritsu Koki Co., Ltd. 12,200 161,857
#Noritz Corp. 23,000 344,622
North Pacific Bank, Ltd. 224,300 1,419,901
NPC, Inc. 3,300 15,689
NS Solutions Corp. 30,200 694,751
NS Tool Co., Ltd. 10,900 60,306
#NS United Kaiun Kaisha, Ltd. 14,600 708,082
NSD Co., Ltd. 46,460 796,792
NSK, Ltd. 376,285 3,044,762
NSW, Inc. 6,100 95,604
NTN Corp. 425,272 1,037,229
NTT, Inc. 2,548,300 2,479,919
#*Nxera Pharma Co., Ltd. 63,900 395,947
#Oat Agrio Co., Ltd. 4,400 75,839
#Obara Group, Inc. 5,700 201,512
Obayashi Corp. 174,300 4,069,836
OBIC Co., Ltd. 28,300 751,452
Ochi Holdings Co., Ltd. 2,500 22,335
Odakyu Electric Railway Co.,
Ltd. 91,900 923,662
#Oenon Holdings, Inc. 26,500 70,687
Ogaki Kyoritsu Bank, Ltd.
(The) 32,900 1,475,939
Ohara, Inc. 3,400 26,622
#Ohba Co., Ltd. 4,400 34,620
#Ohsho Food Service Corp. 24,000 448,435
OIE Sangyo Co., Ltd. 3,300 48,014
Oiles Corp. 14,984 247,749
#Oisix ra daichi, Inc. 12,400 110,781
Oita Bank, Ltd. (The) 51,000 690,284
Oji Holdings Corp. 484,100 2,540,903
#Okabe Co., Ltd. 31,600 192,175
Okada Aiyon Corp. 3,300 46,308
Shares Value †
JAPAN — (Continued)
Okamoto Industries, Inc. 4,400 $ 157,800
Okamoto Machine Tool Works,
Ltd. 3,100 83,086
Okamura Corp. 31,500 502,939
Okasan Securities Group, Inc. 90,300 520,923
Oki Electric Industry Co., Ltd. 84,801 1,810,149
Okinawa Cellular Telephone
Co. 35,400 757,902
#Okinawa Electric Power Co.,
Inc. (The) 19,785 118,050
Okinawa Financial Group, Inc. 18,401 661,100
OKUMA Corp. 33,000 942,376
Okumura Corp. 16,400 643,630
#Okura Industrial Co., Ltd. 4,900 155,250
#Okuwa Co., Ltd. 24,700 123,102
Olba Healthcare Holdings, Inc. 1,400 18,583
Olympus Corp. 302,200 2,982,370
Omron Corp. 86,400 3,072,698
Onamba Co., Ltd. 2,000 23,879
Ono Pharmaceutical Co., Ltd. 159,530 2,347,571
Onoken Co., Ltd. 14,300 127,208
Onward Holdings Co., Ltd. 105,000 493,826
#Ootoya Holdings Co., Ltd. 2,200 95,326
Open House Group Co., Ltd. 49,701 2,905,846
Open Up Group, Inc. 37,100 415,261
Optex Group Co., Ltd. 25,700 479,543
Optimus Group Co., Ltd. 15,900 45,152
Oracle Corp. 6,200 341,998
Organo Corp. 18,500 1,862,927
#Oriental Consultants Holdings
Co., Ltd. 1,200 23,509
Oriental Land Co., Ltd. 26,061 363,961
Oriental Shiraishi Corp. 66,400 157,626
#Oro Co., Ltd. 5,500 70,125
Osaka Gas Co., Ltd. 47,600 1,725,938
#Osaka Organic Chemical
Industry, Ltd. 13,100 391,232
#*Osaka Steel Co., Ltd. 9,800 153,781
#OSAKA Titanium
Technologies Co., Ltd. 25,200 404,763
Osaki Electric Co., Ltd. 28,400 368,989
#OSG Corp. 49,300 1,028,125
Otsuka Corp. 44,300 819,397
Otsuka Holdings Co., Ltd. 84,400 6,139,945
OUG Holdings, Inc. 3,600 90,859
OYO Corp. 7,100 124,053
Pack Corp. (The) 8,700 72,396
PAL GROUP Holdings Co.,
Ltd. 68,400 654,297
PALTAC Corp. 17,850 526,826
Pan Pacific International
Holdings Corp. 545,000 3,093,220
Panasonic Holdings Corp. 426,790 8,723,451
Paraca, Inc. 3,400 43,762
Park24 Co., Ltd. 87,200 1,017,208
#Pegasus Co., Ltd. 15,000 84,139
Penta-Ocean Construction
Co., Ltd. 208,000 2,322,836

185
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
#People Dreams &
Technologies Group Co., Ltd. 4,700 $ 46,369
Persol Holdings Co., Ltd. 1,478,299 2,204,642
PHC Holdings Corp. 21,100 133,840
#PIA Corp. 3,100 69,238
#Pickles Holdings Co., Ltd. 5,900 41,717
#Pigeon Corp. 76,300 821,404
PILLAR Corp. 15,100 878,798
Pilot Corp. 17,400 531,866
#*PKSHA Technology, Inc. 12,700 267,445
Plus Alpha Consulting Co., Ltd. 20,700 288,100
Polaris Holdings Co., Ltd. 31,200 35,042
Pole To Win Holdings, Inc. 12,800 24,505
Port, Inc. 4,500 68,632
PR Times Corp. 4,600 62,173
Premium Water Holdings, Inc. 4,400 95,887
Press Kogyo Co., Ltd. 67,700 340,865
Prestige International, Inc. 72,600 308,088
Prima Meat Packers, Ltd. 22,700 360,987
Procrea Holdings, Inc. 35,372 811,476
#Pronexus, Inc. 11,800 80,647
#Pro-Ship, Inc. 13,000 127,175
PS Construction Co., Ltd. 14,040 240,025
Punch Industry Co., Ltd. 9,700 29,959
QB Net Holdings Co., Ltd. 9,800 84,864
#Qol Holdings Co., Ltd. 21,600 242,734
Quick Co., Ltd. 27,100 145,440
Raccoon Holdings, Inc. 12,700 51,706
Raito Kogyo Co., Ltd. 30,100 737,590
Raiznext Corp. 17,900 258,268
Rakus Co., Ltd. 122,200 667,751
*Rakuten Bank, Ltd. 55,300 2,224,986
*Rakuten Group, Inc. 252,900 1,225,243
#Rasa Corp. 6,700 77,174
#Rasa Industries, Ltd. 27,500 373,441
Recruit Holdings Co., Ltd. 200,900 9,362,641
Relo Group, Inc. 69,600 869,417
#Renaissance, Inc. 7,100 45,942
Renesas Electronics Corp. 306,200 6,276,216
Rengo Co., Ltd. 169,801 1,331,167
#*RENOVA, Inc. 36,600 259,485
#Resol Holdings Co., Ltd. 1,000 45,244
Resona Holdings, Inc. 448,383 5,546,667
Resonac Holdings Corp. 133,700 12,128,174
Resorttrust, Inc. 99,200 1,105,915
Restar Corp. 8,400 153,790
#Retail Partners Co., Ltd. 19,300 159,494
Rheon Automatic Machinery
Co., Ltd. 12,200 118,337
Rhythm Co., Ltd. 3,300 71,705
Ricoh Co., Ltd. 422,300 3,547,800
Riken Keiki Co., Ltd. 8,800 188,686
Riken Technos Corp. 23,600 249,998
Riken Vitamin Co., Ltd. 13,800 243,848
#Ringer Hut Co., Ltd. 9,400 132,987
Rinnai Corp. 48,000 1,091,069
Rion Co., Ltd. 4,000 86,404
Riso Kagaku Corp. 17,220 115,382
Shares Value †
JAPAN — (Continued)
Riso Kyoiku Group Corp. 47,523 $ 58,833
RIX Corp. 2,400 51,000
Rock Field Co., Ltd. 5,600 46,350
Rohto Pharmaceutical Co.,
Ltd. 137,000 2,011,222
#Rokko Butter Co., Ltd. 8,459 60,674
#Roland Corp., Registered 9,600 250,254
Rorze Corp. 95,000 2,224,881
Round One Corp. 166,700 909,534
Royal Holdings Co., Ltd. 55,100 482,066
Ryobi, Ltd. 21,101 343,772
RYODEN Corp. 8,100 183,239
Ryohin Keikaku Co., Ltd. 287,600 6,638,264
Ryoyo Ryosan Holdings, Inc. 22,268 385,095
#Ryoyu Systems Co., Ltd. 1,000 19,463
S Foods, Inc. 4,800 87,053
S&B Foods, Inc. 4,500 132,382
#Sac's Bar Holdings, Inc. 10,621 49,952
#Sagami Holdings Corp. 13,000 142,523
Saibu Gas Holdings Co., Ltd. 11,600 165,519
Saison Technology Co., Ltd. 700 10,274
#Saizeriya Co., Ltd. 27,400 888,242
Sakai Chemical Industry Co.,
Ltd. 9,500 224,913
Sakai Heavy Industries, Ltd. 4,200 54,488
Sakai Moving Service Co., Ltd. 13,000 241,077
Sakata INX Corp. 40,800 607,685
Sakata Seed Corp. 20,000 526,467
Sala Corp. 31,300 207,728
#Samco, Inc., Class D 2,100 154,915
San Holdings, Inc. 11,500 102,007
San ju San Financial Group,
Inc. 29,960 306,856
San-A Co., Ltd. 24,500 514,374
San-Ai Obbli Co., Ltd. 38,900 572,187
Sangetsu Corp. 31,300 596,619
San-In Godo Bank, Ltd. (The) 79,700 952,606
#*Sanken Electric Co., Ltd. 19,900 1,187,358
#Sanki Engineering Co., Ltd. 84,900 1,305,154
Sanko Gosei, Ltd. 19,700 108,868
Sanko Metal Industrial Co.,
Ltd. 9,300 73,650
Sankyo Co., Ltd. 128,000 1,508,669
Sankyo Frontier Co., Ltd. 4,600 63,200
Sankyo Tateyama, Inc. 20,001 83,856
Sankyu, Inc. 35,900 1,935,835
#Sanoh Industrial Co., Ltd. 28,100 133,054
Sanoyas Holdings Corp. 6,800 13,452
#Sanrio Co., Ltd. 285,500 1,667,034
*Sansan, Inc. 9,000 72,078
Sansei Technologies, Inc. 8,000 108,586
Sansha Electric Manufacturing
Co., Ltd. 5,100 33,782
Sanshin Electronics Co., Ltd. 5,500 94,589
#Santec Holdings Corp.,
Registered 3,600 641,868
Santen Pharmaceutical Co.,
Ltd. 206,700 2,131,567
Sanwa Holdings Corp. 109,600 2,496,171

186
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Sanyo Chemical Industries,
Ltd. 10,200 $ 324,801
Sanyo Denki Co., Ltd. 21,300 940,595
#Sanyo Electric Railway Co.,
Ltd. 6,759 85,143
Sanyo Trading Co., Ltd. 15,000 149,900
Sapporo Holdings, Ltd. 237,500 2,667,432
Sato Corp. 23,800 316,058
Sato Shoji Corp. 8,200 143,535
Sawai Group Holdings Co.,
Ltd. 77,100 1,035,429
SBI Holdings, Inc. 123,760 2,494,865
#SBS Holdings, Inc. 16,500 436,968
SCREEN Holdings Co., Ltd. 55,600 3,629,674
Scroll Corp. 23,100 195,319
Secom Co., Ltd., Class B 31,400 1,150,161
Seed Co., Ltd. 10,000 34,013
Sega Sammy Holdings, Inc. 94,700 1,376,944
Segue Group Co., Ltd. 4,900 16,385
Seibu Electric Machinery Co.,
Ltd. 600 11,027
Seibu Giken Co., Ltd. 3,000 40,567
Seibu Holdings, Inc. 71,600 1,682,341
Seika Corp. 12,900 245,561
Seikitokyu Kogyo Co., Ltd. 20,700 191,935
Seiko Epson Corp. 199,200 2,665,025
Seiko Group Corp. 39,600 1,473,265
Seino Holdings Co., Ltd. 76,000 1,163,243
Seiren Co., Ltd. 24,300 492,342
Sekisui Chemical Co., Ltd. 101,400 1,532,599
Sekisui House, Ltd. 142,000 3,090,010
Sekisui Kasei Co., Ltd. 12,300 35,478
SEMITEC Corp. 5,900 90,813
Senko Group Holdings Co.,
Ltd. 108,500 1,277,794
Senshu Electric Co., Ltd. 8,800 340,870
Senshu Ikeda Holdings, Inc. 214,440 1,264,430
Septeni Holdings Co., Ltd. 45,300 121,702
#SERAKU Co., Ltd. 3,700 31,379
Seria Co., Ltd. 30,901 667,496
Seven & i Holdings Co., Ltd. 658,000 7,856,278
Seven Bank, Ltd. 520,500 877,880
SFP Holdings Co., Ltd. 1,600 23,188
SG Holdings Co., Ltd. 188,700 1,760,502
Sharingtechnology, Inc. 9,500 70,444
#*Sharp Corp. 42,900 153,170
Shibaura Machine Co., Ltd. 21,000 559,491
Shibaura Mechatronics Corp. 60,500 1,845,442
Shibusawa Logistics Corp. 18,100 146,574
Shibuya Corp. 9,500 206,726
#*SHIFT, Inc. 150,100 628,542
#Shiga Bank, Ltd. (The) 93,000 1,142,433
Shikibo, Ltd. 6,198 42,123
Shikoku Bank, Ltd. (The) 26,400 431,113
Shikoku Electric Power Co.,
Inc. 72,400 719,126
#Shima Seiki Manufacturing,
Ltd. 10,800 64,991
Shimadaya Corp. 5,000 54,402
Shares Value †
JAPAN — (Continued)
Shimadzu Corp. 44,900 $ 1,040,661
Shimano, Inc. 10,600 1,110,360
Shimizu Bank, Ltd. (The) 9,200 146,479
Shimizu Corp. 200,600 3,888,981
Shimojima Co., Ltd. 8,200 67,607
Shin Maint Holdings Co., Ltd. 4,400 28,780
Shin Nippon Air Technologies
Co., Ltd. 13,300 302,147
#Shin Nippon Biomedical
Laboratories, Ltd. 12,900 117,883
Shinagawa Refra Co., Ltd. 19,100 232,801
Shindengen Electric
Manufacturing Co., Ltd. 6,600 138,777
Shin-Etsu Chemical Co., Ltd. 214,100 9,899,930
Shin-Etsu Polymer Co., Ltd. 24,500 332,545
Shinko Shoji Co., Ltd. 15,600 162,366
Shinmaywa Industries, Ltd. 50,400 821,105
#Shinnihonseiyaku Co., Ltd. 8,300 105,667
Shinobu Foods Products Co.,
Ltd. 5,400 51,276
Shinsho Corp. 8,700 128,469
#Shinwa Co., Ltd. 6,200 119,683
Shinwa Co., Ltd. 8,800 54,865
Shionogi & Co., Ltd. 137,800 2,787,569
Ship Healthcare Holdings, Inc. 62,528 926,518
Shirai Electronics Industrial
Co., Ltd. 4,900 21,294
Shiseido Co., Ltd. 109,000 2,212,622
Shizuki Electric Co., Inc. 500 3,510
Shizuoka Financial Group, Inc. 157,800 2,770,223
#SHO-BOND Holdings Co.,
Ltd. 86,700 733,081
#Shochiku Co., Ltd. 300 19,872
Shoei Co., Ltd. 29,100 324,602
Shoei Foods Corp. 6,400 167,040
Shofu, Inc., Class A 5,800 61,144
Showa Sangyo Co., Ltd. 14,400 281,650
SIGMAXYZ Holdings, Inc. 32,700 133,342
Siix Corp. 28,600 233,976
Simplex Holdings, Inc. 73,200 410,598
Sinanen Holdings Co., Ltd. 3,600 158,744
Sinfonia Technology Co., Ltd. 16,500 1,500,431
Sinko Industries, Ltd. 31,700 246,593
SKY Perfect JSAT Corp. 102,200 2,250,024
Skylark Holdings Co., Ltd. 153,400 2,944,560
Skymark Airlines, Inc. 2,000 4,148
Smaregi, Inc. 1,900 28,978
SMC Corp. 6,600 3,204,288
SMK Corp. 2,400 51,153
SMS Co., Ltd. 39,400 447,290
#Socionext, Inc. 119,400 1,416,449
#Soda Nikka Co., Ltd. 9,000 58,122
SoftBank Corp. 3,627,300 5,136,389
Softcreate Holdings Corp.,
Class B 9,700 110,182
Software Service, Inc. 1,600 115,172
Sojitz Corp. 103,600 3,874,133
Soken Chemical & Engineering
Co., Ltd. 11,200 240,860

187
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Solasto Corp. 45,700 $ 326,335
Soliton Systems K.K. 4,500 51,230
Sompo Holdings, Inc. 210,025 7,769,471
Sony Financial Group, Inc. 1,007,500 899,456
Sony Financial Group, Inc.,
ADR 30,234 133,030
Sony Group Corp. 965,700 19,183,971
#Sony Group Corp., ADR 151,170 3,037,005
Sotetsu Holdings, Inc. 37,858 638,154
Space Co., Ltd. 6,400 60,322
SPK Corp., Registered 8,400 68,184
#S-Pool, Inc. 46,400 70,471
Square Enix Holdings Co., Ltd. 123,800 1,941,078
#SRA Holdings 5,400 154,896
SRE Holdings Corp. 7,600 172,656
#SRS Holdings Co., Ltd. 14,700 110,786
St Marc Holdings Co., Ltd.,
Registered 10,500 180,042
#ST. Corp. 10,700 99,759
Star Mica Holdings Co., Ltd. 19,900 207,883
Startia Holdings, Inc. 2,600 46,258
Starts Corp., Inc. 27,300 837,092
Starzen Co., Ltd. 29,800 216,029
Stella Chemifa Corp. 6,300 215,488
#Step Co., Ltd. 1,700 24,930
STI Foods Holdings, Inc. 5,700 40,775
Strike Group Co., Ltd. 21,600 181,120
#Studio Alice Co., Ltd. 7,400 84,670
Subaru Corp. 337,400 5,058,685
#Subaru Enterprise Co., Ltd. 2,900 63,106
Sugi Holdings Co., Ltd. 54,200 1,082,582
#Sugimoto & Co., Ltd.,
Registered 10,200 79,475
SUMCO Corp. 273,200 4,316,666
#Sumida Corp. 31,300 268,848
Suminoe Co., Ltd. 5,800 46,969
Sumitomo Bakelite Co., Ltd. 39,300 1,379,343
Sumitomo Chemical Co., Ltd. 758,000 2,464,993
Sumitomo Corp. 109,800 4,091,969
Sumitomo Electric Industries,
Ltd. 226,600 14,735,037
#Sumitomo Forestry Co., Ltd. 369,600 3,270,160
Sumitomo Heavy Industries,
Ltd. 91,200 3,066,480
Sumitomo Mitsui Financial
Group, Inc. 403,249 14,184,030
Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 23,500 498,905
Sumitomo Mitsui Trust Group,
Inc. 158,188 5,227,003
Sumitomo Osaka Cement Co.,
Ltd. 30,600 761,363
#*Sumitomo Pharma Co., Ltd. 22,800 250,181
Sumitomo Realty &
Development Co., Ltd. 135,800 4,196,927
#Sumitomo Rubber Industries,
Ltd. 130,033 1,675,771
#Sumitomo Seika Chemicals
Co., Ltd. 26,500 202,422
Shares Value †
JAPAN — (Continued)
Sun Frontier Fudousan Co.,
Ltd. 4,000 $ 68,536
#Suncall Corp. 24,700 266,064
Sundrug Co., Ltd. 60,900 1,466,295
Suntory Beverage & Food, Ltd. 33,500 961,785
#Sun-Wa Technos Corp. 10,900 222,932
Suruga Bank, Ltd. 105,600 1,559,353
Suzuden Corp. 5,000 54,561
Suzuken Co., Ltd. 53,560 1,896,927
#Suzuki Co., Ltd. 9,000 181,487
Suzuki Motor Corp. 399,900 4,462,047
SWCC Corp. 35,500 3,588,399
Sysmex Corp. 331,937 2,918,919
System Research Co., Ltd. 8,700 91,883
#System Support Holdings,
Inc. 8,600 58,722
#Systems Engineering
Consultants Co., Ltd. 3,800 72,869
Systena Corp. 204,100 554,843
#Syuppin Co., Ltd. 13,600 95,119
T Hasegawa Co., Ltd. 17,800 329,182
T&D Holdings, Inc. 96,100 2,325,460
#T. RAD Co., Ltd. 2,600 184,334
Tachibana Eletech Co., Ltd.,
Class S 9,520 174,113
Tachi-S Co., Ltd., Class S 28,500 373,926
Tadano, Ltd. 78,300 686,540
Taihei Dengyo Kaisha, Ltd. 23,900 435,738
Taiheiyo Cement Corp. 82,122 1,869,827
Taiho Kogyo Co., Ltd., Class A 14,500 109,834
Taikisha, Ltd. 21,600 481,057
Taiko Bank, Ltd. (The) 1,200 19,190
Taisei Corp. 42,500 4,598,370
Taisei Lamick Group Head
Quarter & Innovation Co., Ltd. 3,200 47,723
Taiyo Holdings Co., Ltd. 45,000 1,386,714
Taiyo Yuden Co., Ltd. 98,500 4,017,817
Takamatsu Construction
Group Co., Ltd. 11,300 244,092
Takamiya Co., Ltd. 20,101 50,283
Takaoka Toko Co., Ltd. 10,280 495,287
Takara & Co., Ltd. 8,400 180,913
Takara Holdings, Inc. 109,000 1,231,167
Takara Standard Co., Ltd. 31,800 601,482
Takasago International Corp. 51,300 383,674
Takasago Thermal
Engineering Co., Ltd. 40,600 1,167,439
#Takashima & Co., Ltd. 19,400 97,059
#Takashimaya Co., Ltd. 313,200 3,723,503
#TAKEBISHI Corp. 4,700 66,284
Takeda Pharmaceutical Co.,
Ltd. 258,608 8,697,005
#Takeda Pharmaceutical Co.,
Ltd., Sponsored ADR 5,264 87,804
Takeuchi Manufacturing Co.,
Ltd. 29,200 1,308,088
#Taki Chemical Co., Ltd. 3,900 113,860
Takihyo Co., Ltd. 2,500 44,494
#Tama Home Co., Ltd. 22,800 517,239

188
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Tamron Co., Ltd. 92,700 $ 639,474
Tamura Corp. 69,601 371,756
TANABE ENGINEERING
Corp. 3,600 59,454
#Tanseisha Co., Ltd. 31,900 289,676
TASUKI Holdings, Inc. 17,700 90,135
#Tauns Laboratories, Inc. 3,100 9,634
Tayca Corp. 11,500 139,067
Tazmo Co., Ltd. 8,000 148,253
TBK Co., Ltd., Class R 12,900 29,553
TDC Soft, Inc. 29,300 177,253
TDK Corp. 750,500 13,843,338
TDK Corp., ADR 98,470 1,837,450
TechMatrix Corp. 31,300 361,726
#TECHNO HORIZON Co., Ltd. 6,200 46,686
Techno Ryowa, Ltd. 9,900 433,388
Techno Smart Corp. 3,900 47,237
#Technoflex Corp. 4,800 146,568
Teijin, Ltd. 159,116 1,598,725
Teikoku Corp. 6,500 114,607
Tekken Corp. 6,700 208,219
Temairazu, Inc., Registered 1,600 25,107
Tenpos Holdings Co., Ltd. 800 18,915
Tera Probe, Inc. 3,100 201,583
Terasaki Electric Co., Ltd. 3,600 92,352
Terumo Corp. 97,800 1,246,333
#Tess Holdings Co., Ltd. 40,900 201,753
THK Co., Ltd. 86,800 3,253,096
TIS, Inc. 119,100 2,597,012
TKC Corp. 20,500 470,295
#*TKP Corp. 10,400 113,023
TOA Corp. 46,800 831,443
TOA ROAD Corp. 19,400 194,737
Toagosei Co., Ltd. 35,300 383,512
TOBISHIMA HOLDINGS, Inc. 17,500 224,355
Tobu Railway Co., Ltd. 58,800 1,048,010
Tocalo Co., Ltd. 38,400 766,995
Tochigi Bank, Ltd. (The) 93,100 566,187
Toda Corp. 140,500 1,270,467
Toei Animation Co., Ltd. 36,700 612,428
Toell Co., Ltd. 4,200 22,942
Toenec Corp. 35,800 558,343
#Togami Electric
Manufacturing Co., Ltd. 2,300 93,054
Toho Bank, Ltd. (The) 196,200 835,107
Toho Co., Ltd. 18,000 159,663
Toho Co., Ltd. 43,000 399,665
Toho Gas Co., Ltd. 107,200 811,670
Toho Holdings Co., Ltd. 38,500 1,099,193
Toho Titanium Co., Ltd. 27,500 588,766
#*Toho Zinc Co., Ltd. 10,100 73,476
Tohoku Bank, Ltd. (The) 1,800 16,529
Tohoku Electric Power Co.,
Inc. 169,900 1,180,155
#Tokai Carbon Co., Ltd. 196,127 1,400,505
Tokai Corp. 9,900 165,837
TOKAI Holdings Corp. 78,100 568,662
Tokai Rika Co., Ltd. 33,700 621,720
Shares Value †
JAPAN — (Continued)
Tokai Tokyo Financial
Holdings, Inc. 99,300 $ 446,107
Tokio Marine Holdings, Inc. 298,400 13,714,156
Tokushu Tokai Paper Co., Ltd. 16,500 167,311
Tokuyama Corp. 64,460 1,644,562
Tokyo Base Co., Ltd. 22,600 59,996
*Tokyo Electric Power Co.
Holdings, Inc. 368,088 1,391,032
#Tokyo Electron Device, Ltd. 17,700 390,246
Tokyo Electron, Ltd. 54,000 15,296,640
Tokyo Energy & Systems, Inc. 14,900 179,897
Tokyo Gas Co., Ltd. 53,200 2,264,408
Tokyo Keiki, Inc. 1,200 57,509
Tokyo Kiraboshi Financial
Group, Inc. 26,212 1,950,365
Tokyo Ohka Kogyo Co., Ltd. 47,700 2,765,720
#Tokyo Rope Manufacturing
Co., Ltd. 5,300 57,260
#Tokyo Sangyo Co., Ltd. 14,300 79,665
Tokyo Seimitsu Co., Ltd. 31,600 3,454,312
Tokyo Steel Manufacturing
Co., Ltd. 48,100 520,888
Tokyo Tatemono Co., Ltd. 123,000 2,824,907
#Tokyo Tekko Co., Ltd. 19,800 226,928
Tokyotokeiba Co., Ltd. 12,200 431,307
Tokyu Construction Co., Ltd. 73,700 692,297
Tokyu Corp. 76,500 812,573
Tokyu Fudosan Holdings Corp. 628,525 5,364,552
Toli Corp. 24,700 101,350
Tomato Bank, Ltd. 5,200 51,866
#Tomen Devices Corp. 3,100 300,297
Tomoe Engineering Co., Ltd. 12,100 136,362
Tomoku Co., Ltd. 7,000 156,568
TOMONY Holdings, Inc. 186,300 1,050,951
Tomy Co., Ltd. 82,600 1,341,746
Topre Corp. 34,400 522,240
Topy Industries, Ltd. 11,501 216,288
Toray Industries, Inc. 393,800 2,817,075
#Torex Semiconductor, Ltd. 5,000 62,953
#Toridoll Holdings Corp. 33,600 867,311
Torishima Pump
Manufacturing Co., Ltd., Class
A 9,400 193,153
Tosei Corp. 53,200 554,050
Toshiba TEC Corp. 26,000 447,146
Tosho Co., Ltd. 10,100 53,818
Tosoh Corp. 156,300 2,406,764
Totech Corp. 13,900 337,066
Totetsu Kogyo Co., Ltd. 18,100 637,580
TOTO, Ltd. 94,099 3,257,631
#Tottori Bank, Ltd. (The) 1,200 12,176
Toumei Co., Ltd. 3,600 16,931
Towa Bank, Ltd. (The) 11,477 76,682
Towa Pharmaceutical Co., Ltd. 24,600 621,652
Toyo Corp. 7,000 79,468
Toyo Gosei Co., Ltd. 200 19,361
Toyo Kanetsu KK 9,700 169,234
Toyo Logistics Co., Ltd. 1,700 22,695

189
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Toyo Seikan Group Holdings,
Ltd. 50,000 $ 1,033,471
Toyo Suisan Kaisha, Ltd. 13,000 895,121
#Toyo Tanso Co., Ltd. 14,200 550,040
Toyo Tire Corp. 96,400 2,350,559
Toyo Wharf & Warehouse Co.,
Ltd. 2,100 26,226
Toyobo Co., Ltd. 105,601 960,285
Toyoda Gosei Co., Ltd. 70,200 2,072,783
Toyota Boshoku Corp. 67,200 946,859
Toyota Motor Corp. 2,392,600 46,155,705
#Toyota Motor Corp.,
Sponsored ADR 9,621 1,853,197
Toyota Tsusho Corp. 240,000 9,343,927
Traders Holdings Co., Ltd. 16,320 108,623
Transaction Co., Ltd. 20,300 146,772
*Transaction Media Networks,
Inc. 5,300 10,417
Transcosmos, Inc. 17,237 422,937
TRE Holdings Corp. 44,544 454,522
#Treasure Factory Co., Ltd. 12,000 130,411
Trend Micro, Inc. 34,100 1,191,612
#Tri Chemical Laboratories,
Inc. 26,600 543,186
Trusco Nakayama Corp. 30,300 418,231
*Tsubaki Nakashima Co., Ltd. 27,300 56,793
Tsubakimoto Chain Co. 47,800 716,520
Tsubakimoto Kogyo Co., Ltd. 7,300 129,598
#Tsuburaya Fields Holdings,
Inc. 38,500 348,872
Tsugami Corp. 38,700 1,158,246
Tsukada Global Holdings, Inc. 14,800 58,556
Tsukishima Holdings Co., Ltd. 24,900 496,554
Tsukuba Bank, Ltd. 80,300 297,208
Tsumura & Co. 54,800 1,276,761
#Tsuruha Holdings, Inc. 166,405 2,185,390
Tsurumi Manufacturing Co.,
Ltd. 16,400 227,416
UACJ Corp. 121,560 2,127,814
UBE Corp. 89,920 1,357,938
Ubicom Holdings, Inc. 4,900 29,487
Uchida Yoko Co., Ltd. 29,300 376,569
Ueki Corp. 2,100 33,636
Ukai Co., Ltd. 1,800 38,308
ULS Group, Inc. 12,700 40,117
Ultrafabrics Holdings Co., Ltd. 6,800 28,857
Ulvac, Inc. 3,600 224,263
Umios Corp. 105,300 890,687
#U-Next Holdings Co., Ltd. 51,700 503,787
Unicharm Corp. 237,500 1,382,367
Unipres Corp. 36,762 307,083
#Unisia Holdings Co. 3,700 43,586
UNISOL Holdings Co.rp. 14,070 194,657
#United Arrows, Ltd. 22,200 348,927
#United Super Markets
Holdings, Inc. 63,435 331,131
UNITED, Inc. 10,700 34,550
*Universal Entertainment Corp. 2,301 10,748
#Urbanet Corp. Co., Ltd. 22,700 79,672
Shares Value †
JAPAN — (Continued)
User Local, Inc. 5,900 $ 58,132
Ushio, Inc. 64,300 1,296,627
USS Co., Ltd. 154,700 1,673,313
UT Group Co., Ltd. 432,000 507,246
#V Technology Co., Ltd. 8,500 261,989
Valor Holdings Co., Ltd. 31,500 741,744
Valqua, Ltd. 11,300 417,517
#Value HR Co., Ltd. 10,200 90,866
ValueCommerce Co., Ltd. 11,400 33,973
Vector, Inc. 25,700 204,347
Vertex Corp. 22,920 287,259
#Vision, Inc. 36,000 251,096
*Visional, Inc. 16,300 768,478
Vital KSK Holdings, Inc. 27,400 244,791
VT Holdings Co., Ltd. 62,136 190,328
#Wacoal Holdings Corp. 32,200 949,325
Wacom Co., Ltd. 83,300 381,137
Wakachiku Construction Co.,
Ltd. 5,800 133,429
Wakita & Co., Ltd. 26,700 309,247
Warabeya Nichiyo Holdings
Co., Ltd. 10,100 178,662
#Waseda Academy Co., Ltd. 4,900 60,537
Washington Hotel Corp. 2,400 31,090
#Watahan & Co., Ltd. 11,800 106,174
WDB Holdings Co., Ltd. 3,500 33,279
WDI Corp. 700 13,271
Wealth Management, Inc. 5,400 37,113
Weathernews, Inc. 10,400 135,056
Wellneo Sugar Co., Ltd. 4,200 71,642
West Holdings Corp. 21,724 398,838
West Japan Railway Co. 70,400 1,272,056
#Will Group, Inc., Preference 11,400 81,769
WingArc1st, Inc. 16,500 280,396
Workman Co., Ltd. 10,200 468,651
World Co., Ltd. 47,900 463,701
World Holdings Co., Ltd. 7,200 117,530
*W-Scope Corp. 15,600 22,697
Xebio Holdings Co., Ltd. 23,100 146,379
#YAC Holdings Co., Ltd. 14,900 110,582
Yagi & Co., Ltd. 1,900 46,134
Yahagi Construction Co., Ltd. 21,600 293,872
Yakult Honsha Co., Ltd. 75,200 1,311,279
YAKUODO Holdings Co., Ltd. 8,300 93,061
YAMABIKO Corp. 23,600 585,840
YAMADA Consulting Group
Co., Ltd. 5,200 54,122
Yamada Corp. 900 37,331
Yamada Holdings Co., Ltd. 342,400 1,141,224
Yamae Group Holdings Co.,
Ltd. 14,000 255,333
#Yamagata Bank, Ltd. (The) 15,300 247,702
Yamaguchi Financial Group,
Inc. 150,000 2,572,030
Yamaha Corp. 269,303 1,933,352
#Yamaha Motor Co., Ltd. 451,200 3,184,501
Yamaichi Electronics Co., Ltd. 19,600 1,299,537
#Yamami Co. 1,500 39,533

190
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Yamanashi Chuo Bank, Ltd.
(The) 14,600 $ 501,248
#Yamatane Corp. 10,800 139,217
Yamato Holdings Co., Ltd. 108,500 1,221,711
Yamau Holdings Co., Ltd. 2,800 38,309
#Yamaura Corp. 10,100 92,876
Yamax Corp. 5,000 46,584
Yamaya Corp. 2,500 37,443
Yamazaki Baking Co., Ltd. 79,700 1,668,713
Yamazen Corp. 41,200 405,151
Yashima Denki Co., Ltd. 14,200 265,868
Yaskawa Electric Corp. 25,300 891,203
YE DIGITAL Corp. 8,200 48,141
Yellow Hat, Ltd. 50,800 491,775
Yokogawa Bridge Holdings
Corp. 30,200 564,666
Yokogawa Electric Corp. 53,400 1,861,614
Yokohama Financial Group,
Inc. 682,624 6,468,821
Yokohama Rubber Co., Ltd.
(The) 98,200 3,946,048
Yokorei Co., Ltd. 38,700 408,226
Yokowo Co., Ltd. 13,000 367,091
Yondenko Corp. 16,900 218,819
Yondoshi Holdings, Inc. 10,900 128,473
Yonex Co., Ltd. 32,400 547,288
Yorozu Corp. 8,700 47,191
Yoshicon Co., Ltd. 600 9,725
#*Yoshimura Food Holdings
KK 7,000 30,107
Yoshinoya Holdings Co., Ltd. 43,700 880,944
Yossix Holdings Co., Ltd. 2,800 57,803
Yotai Refractories Co., Ltd.,
Registered 600 6,390
Yuasa Co., Ltd. 10,000 380,971
Yuken Kogyo Co., Ltd. 1,200 22,904
#Yukiguni Factory Co., Ltd. 17,100 114,578
Yurtec Corp. 30,400 483,242
Yushin Co 10,700 45,544
Zacros Corp. 35,700 311,881
Zenrin Co., Ltd. 31,450 170,792
Zensho Holdings Co., Ltd. 41,837 2,302,163
Zeon Corp. 132,000 1,537,283
ZERIA Pharmaceutical Co.,
Ltd. 19,900 274,172
#Zero Co., Ltd. 2,400 50,924
#ZIGExN Co., Ltd. 27,800 72,381
Zojirushi Corp., Class B 15,900 159,299
ZOZO, Inc. 97,600 656,459
Zuiko Corp. 2,900 16,248
TOTAL JAPAN 1,753,376,022
KOREA, REPUBLIC OF — (5.7%)
ABco Electronics Co., Ltd. 4,097 32,125
*ABLBio, Inc. 868 78,888
Able C&C Co., Ltd. 4,892 49,210
ABOV Semiconductor Co., Ltd. 9,067 85,156
*ADTechnology Co., Ltd. 1,492 52,610
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Advanced Nano Products Co.,
Ltd. 2,177 $ 121,532
#Aekyung Chemical Co., Ltd. 12,939 135,479
Aekyung Industrial Co., Ltd. 4,883 49,054
*AeroSpace Technology of
Korea, Inc. 94,953 50,319
Ahnlab, Inc. 4,345 184,850
*Air Busan Co., Ltd. 34,909 48,249
AJ Networks Co., Ltd. 18,379 65,675
Ajin Industrial Co., Ltd. 28,520 71,723
Alteogen, Inc. 3,811 946,840
#*ALUKO Co., Ltd. 47,684 96,609
*Amicogen, Inc., Class A 47,566 58,111
*Aminologics Co., Ltd., Class A 9,612 8,989
Amorepacific Corp. 14,349 1,308,940
*Amotech Co., Ltd. 4,254 63,959
*Anam Electronics Co., Ltd.,
Class F 25,020 25,185
#*Ananti, Inc. 61,066 290,673
*Anapass, Inc. 8,556 100,951
*ANIPLUS, Inc. 17,321 33,166
*Aprogen, Inc., Class A 42,647 8,425
*APS Innovation Co., Ltd. 10,499 47,214
Asia Cement Co., Ltd. 12,838 101,530
#ASIA Holdings Co., Ltd. 648 118,398
*Asia Pacific Satellite, Inc. 5,010 56,106
Asia Paper Manufacturing Co.,
Ltd. 20,255 123,453
Atec Co., Ltd. 2,664 17,817
Aurora World Corp. 3,238 36,414
*Avaco Co., Ltd. 4,785 51,360
Baiksan Co., Ltd. 11,593 96,921
#BGF retail Co., Ltd. 7,749 689,636
BH Co., Ltd. 20,930 486,843
*BHI Co., Ltd. 14,733 968,492
*Binex Co., Ltd. 8,853 65,777
#Binggrae Co., Ltd. 4,788 242,112
*Bio FD&C Co., Ltd. 1,106 10,671
#Bio Plus Co., Ltd. 27,338 106,536
*Biodyne Co., Ltd. 1,978 15,550
#*Bioneer Corp. 17,838 126,761
*BioSmart Co., Ltd. 4,847 14,542
*BNC Korea, Inc. 40,809 109,506
BNK Financial Group, Inc. 140,321 1,771,988
Boditech Med, Inc. 7,281 57,386
#*Bookook Securities Co., Ltd. 1,891 93,071
Boryung 17,835 119,525
#*Bosung Power Technology
Co., Ltd. 7,264 59,162
#Bukwang Pharmaceutical
Co., Ltd. 23,987 102,210
BYC Co., Ltd. 1,130 38,398
Byucksan Corp. 20,689 30,688
C&G Hi Tech Co., Ltd. 3,093 46,921
#*Cafe24 Corp. 12,064 204,158
#Cape Industries, Ltd. 13,992 149,618
#Caregen Co., Ltd. 9,011 640,952
Celltrion Pharm, Inc. 4,851 183,482
Celltrion, Inc. 10,687 1,444,676

191
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Chabiotech Co., Ltd. 6,128 $ 70,609
Cheil Electric Co., Ltd. 5,950 69,240
Cheil Worldwide, Inc. 66,694 901,574
#Chemtronics Co., Ltd. 8,647 218,041
*Chemtros Co., Ltd. 6,672 26,900
#Cheryong Electric Co., Ltd. 10,123 480,488
Cheryong Industrial Co., Ltd. 2,768 21,816
Chips&Media, Inc. Korea 5,555 68,389
*Choil Aluminum Co., Ltd. 30,616 36,103
Chong Kun Dang
Pharmaceutical Corp. 5,980 345,527
Chongkundang Holdings Corp. 1,685 56,008
Choong Ang Vaccine
Laboratory 2,721 18,492
*Chunbo Co., Ltd. 3,538 149,325
#*CJ CGV Co., Ltd. 69,778 232,170
CJ CheilJedang Corp. 7,185 1,194,109
CJ Corp. 12,019 1,819,219
*CJ ENM Co., Ltd. 13,761 501,935
CJ Freshway Corp. 5,869 113,961
CJ Logistics Corp. 8,451 576,049
#Classys, Inc. 12,786 479,303
*CMG Pharmaceutical Co.,
Ltd. 76,286 91,243
*CoAsia Corp. 5,354 20,215
*Com2uS Holdings Corp.,
Class F 2,850 35,452
Cosmax, Inc. 7,397 1,049,803
#Cosmecca Korea Co., Ltd. 5,941 324,448
#*CosmoAM&T Co., Ltd. 4,989 198,120
*Cosmochemical Co., Ltd. 5,845 69,949
Coway Co., Ltd. 44,992 2,611,793
Cowintech Co., Ltd. 3,363 38,500
#*Creative & Innovative
System 41,318 478,310
*Creverse, Inc. 3,932 29,532
*CS Bearing Co., Ltd. 3,803 23,461
*CS Wind Corp. 23,855 1,151,576
Cuckoo Homesys Co., Ltd. 8,292 136,411
*Curexo, Inc. 1,456 16,178
D.I Corp. 9,530 213,641
*<DA Technology Co., Ltd.,
Class A 14,300 366
Dae Hwa Pharmaceutical Co.,
Ltd. 3,436 34,101
Dae Won Kang Up Co., Ltd. 33,475 98,516
*Daea TI Co., Ltd. 29,228 89,662
*Daechang Co., Ltd. 24,606 27,373
Daechang Forging Co., Ltd. 5,946 28,423
#Daedong Corp. 18,603 127,055
Daedong Gear Co., Ltd. 1,845 25,127
Daeduck Electronics Co., Ltd. 16,409 1,247,934
*Daeho AL Co., Ltd. 17,420 6,248
#*Dae-Il Corp. 26,776 137,021
Daejoo Co., Ltd. 4,016 9,355
#Daejoo Electronic Materials
Co., Ltd. 4,211 450,002
*DaeMyoung Energy Co, Ltd. 2,776 45,387
Daesang Corp. 20,380 284,430
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Daesang Holdings Co., Ltd. 12,228 $ 78,651
#Daesung Energy Co., Ltd. 3,138 19,443
*Daesung Industrial Co., Ltd. 29,061 138,722
#*Daewon Cable Co., Ltd. 42,490 431,145
#*Daewon Media Co., Ltd. 4,096 21,264
Daewon Pharmaceutical Co.,
Ltd. 9,212 66,581
#*Daewoo Engineering &
Construction Co., Ltd. 180,513 4,259,678
Daewoong Co., Ltd. 17,983 273,407
Daewoong Pharmaceutical
Co., Ltd. 5,261 526,029
Daishin Securities Co., Ltd. 20,529 525,267
#*Danal Co., Ltd. 33,495 165,533
Daol Investment & Securities
Co., Ltd. 33,410 99,451
*Dawonsys Co., Ltd. 22,141 37,767
#DB HiTek Co., Ltd. 26,230 2,803,031
DB Insurance Co., Ltd. 46,721 5,279,423
DB Securities Co., Ltd. 21,349 196,620
Dear U Co., Ltd. 5,038 109,544
Dentium Co., Ltd. 3,606 129,585
*Devsisters Co., Ltd. 4,471 68,277
DI Dong Il Corp. 12,222 247,621
Digital Daesung Co., Ltd. 12,951 72,299
*DIO Corp. 5,333 62,060
DIT Corp. 4,796 80,677
#*DK Tech Co., Ltd. 7,371 126,478
*<DKME 128,469 8,142
#*DL Holdings Co., Ltd. 10,303 496,672
DMS Co., Ltd. 9,939 55,485
#DN Automotive Corp. 19,401 628,518
DNF Co., Ltd. 2,953 47,086
Dohwa Engineering Co., Ltd. 8,112 38,941
#Dong-A Socio Holdings Co.,
Ltd. 2,578 170,163
Dong-A ST Co., Ltd. 4,007 119,680
#Dongbang Transport
Logistics Co., Ltd. 29,861 58,687
Dongjin Semichem Co., Ltd. 36,151 1,379,549
Dongkoo Bio & Pharma Co.,
Ltd. 8,653 30,045
DongKook Pharmaceutical
Co., Ltd. 18,498 298,073
Dongkuk CM Co., Ltd. 3,282 15,113
Dongkuk Industries Co., Ltd. 26,810 65,525
Dongkuk Steel Mill Co., Ltd. 19,125 198,445
#Dongsuh Cos., Inc. 20,351 366,351
Dongsung Chemical Co., Ltd. 25,657 76,113
#Dongsung Finetec Co., Ltd. 15,273 298,623
*Dongwha Enterprise Co., Ltd. 11,048 86,406
Dongwha Pharm Co., Ltd. 12,380 50,582
Dongwon Industries Co., Ltd. 9,765 253,803
Dongwon Metal Co., Ltd.,
Class A 3,544 4,454
Dongwon Systems Corp. 3,472 65,779
#Dongwoon Anatech Co., Ltd. 13,021 451,240
Doosan Bobcat, Inc. 33,175 1,610,437
Doosan Co., Ltd. 3,452 3,714,531

192
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Doosan Enerbility Co., Ltd. 34,055 $ 2,918,278
*Doosan Fuel Cell Co., Ltd. 4,791 196,395
Doosan Tesna, Inc. 9,100 801,895
*Dream Security Co., Ltd. 41,700 77,035
Dreamtech Co., Ltd. 22,873 103,478
*DRTECH Corp. 44,789 57,375
#DS Dansuk Co., Ltd. 10,043 162,508
*DSK Co., Ltd. 9,852 39,589
*Duchembio Co., Ltd. 1,710 10,422
*Duk San Neolux Co., Ltd. 4,585 156,110
#*Duksan Hi-Metal Co., Ltd. 21,422 265,175
*Duksan Techopia Co., Ltd. 4,317 69,854
Duksung Co., Ltd. 4,706 15,722
DY Corp. 4,312 15,321
DY POWER Corp. 4,701 48,969
*DYPNF Co., Ltd. 2,244 22,830
Easy Bio, Inc. 16,092 83,975
*Easy Holdings Co., Ltd. 27,105 99,780
#*Eco&Dream Co., Ltd. 10,389 135,046
#Ecoplastic Corp. 34,910 86,616
Ecopro BM Co., Ltd. 2,751 382,083
*Ecopro Co., Ltd. 25,541 2,632,968
Ecopro HN Co., Ltd. 3,794 81,600
Elensys Co., Ltd. 4,456 18,987
Elentec Co., Ltd. 5,768 49,583
E-MART, Inc. 18,540 1,333,750
*EMRO, Inc. 2,062 39,274
*EM-Tech Co., Ltd. 9,562 48,480
*Enchem Co., Ltd. 1,072 32,018
#ENF Technology Co., Ltd. 9,743 380,340
EO Technics Co., Ltd. 1,201 378,956
#*Eubiologics Co., Ltd. 24,662 212,833
Eugene Investment &
Securities Co., Ltd. 69,920 263,520
Eugene Technology Co., Ltd. 9,534 835,639
*EV Advanced Material Co.,
Ltd. 24,243 30,402
*Everybot, Inc. 890 11,497
*E-World 19,065 24,731
Exem Co., Ltd. 11,356 14,984
Exicon Co., Ltd. 6,207 153,585
F&F Co., Ltd. 14,124 637,066
F&F Holdings Co., Ltd. 4,983 64,505
#FarmStory Co., Ltd., Class A 29,835 27,739
#FIBERPRO, Inc. 4,704 74,689
#*Fine M-Tec Co., Ltd. 10,903 76,303
#*Fine Semitech Corp. 5,988 171,582
#*Foosung Co., Ltd. 20,584 183,746
Gabia, Inc. 5,601 113,478
Galaxia Moneytree Co., Ltd. 8,252 47,402
GAMSUNG Corp. Co., Ltd. 53,234 234,370
#Gaon Cable Co., Ltd. 2,418 393,707
#GC Biopharma Corp. 4,588 424,093
*GC Cell Corp. 5,854 93,738
#GC Corp. 21,186 199,404
GC MediAI Corp. 17,914 49,036
*GeneOne Life Science, Inc. 22,871 13,338
Genians, Inc. 1,624 17,004
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Genic Co., Ltd., Class A 3,676 $ 69,768
*Genomictree, Inc. 1,668 19,287
Global Standard Technology
Co., Ltd. 13,378 437,455
*Global Tax Free Co., Ltd. 22,068 88,677
#*GnCenergy Co., Ltd. 11,028 272,503
GOLFZON Co., Ltd. 2,555 88,371
#Grand Korea Leisure Co.,
Ltd. 19,958 162,280
Green Chemical Co., Ltd. 5,776 24,378
#GS Engineering &
Construction Corp. 66,997 1,718,740
GS Global Corp. 39,991 137,779
GS Holdings Corp. 37,868 2,091,012
GS P&L Co., Ltd. 6,616 246,673
GS Retail Co., Ltd. 22,626 358,489
#HAESUNG DS Co., Ltd. 7,895 426,901
*Haesung Industrial Co., Ltd.,
Class H 13,426 72,869
*Han Kuk Carbon Co., Ltd. 29,169 974,463
Hana Financial Group, Inc. 129,441 11,162,017
Hana Materials, Inc. 3,820 194,451
Hana Micron, Inc. 46,204 1,236,717
Hana Pharm Co., Ltd., Class A 4,025 26,622
*Hana Technology Co., Ltd. 913 19,606
#Hana Tour Service, Inc. 8,324 234,870
*Hanall Biopharma Co., Ltd. 2,936 93,828
#Hancom, Inc. 12,345 169,378
Handok, Inc. 5,594 38,885
Handsome Co., Ltd. 5,861 104,915
#Hanil Cement Co., Ltd. 16,119 189,642
Hanil Feed Co., Ltd. 19,077 50,741
*Hanil Holdings Co., Ltd. 8,066 95,441
#Hanjin Kal Corp. 7,620 579,001
Hanjin Logistics Corp. 7,279 95,306
*HanJung Natural Connectivity
System Co., Ltd. 1,205 54,514
Hankook Cosmetics
Manufacturing Co., Ltd. 4,260 29,009
Hankook Shell Oil Co., Ltd. 546 187,375
Hankook Tire & Technology
Co., Ltd. 57,580 2,298,231
#Hanmi Pharm Co., Ltd. 3,579 1,109,992
*Hanmi Science Co., Ltd. 8,751 222,433
#Hanmi Semiconductor Co.,
Ltd. 21,720 5,388,997
#HanmiGlobal Co., Ltd. 6,122 115,572
Hannong Chemicals, Inc. 3,807 60,575
*Hanon Systems 159,924 456,094
Hansae Co., Ltd. 11,518 89,616
Hanshin Construction Co., Ltd. 609 6,118
Hansol Chemical Co., Ltd. 4,066 781,290
*Hansol Holdings Co., Ltd. 21,309 48,129
*Hansol IONES Co., Ltd. 8,881 101,432
Hansol Paper Co., Ltd. 10,201 58,667
#Hansol Technics Co., Ltd. 24,852 136,224
#*Hanssem Co., Ltd. 5,606 170,841
Hanwha Aerospace Co., Ltd. 8,091 7,729,873
Hanwha Corp. 14,207 1,277,787

193
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Hanwha Engine 17,247 $ 1,023,285
#*Hanwha Galleria Corp. 102,658 212,487
#*Hanwha General Insurance
Co., Ltd. 56,729 253,200
#*Hanwha Investment &
Securities Co., Ltd. 93,793 474,909
#*Hanwha Life Insurance Co.,
Ltd. 152,474 502,181
*Hanwha Ocean Co., Ltd. 6,749 599,729
*Hanwha Solutions Corp. 70,658 2,415,292
Hanwha Systems Co., Ltd. 21,464 1,697,497
#*Hanwha Vision Co., Ltd. 24,926 1,448,639
*Hanyang Digitech Co., Ltd. 6,110 127,498
Hanyang Securities Co., Ltd. 5,778 111,610
Harim Co., Ltd. 42,694 94,847
#Harim Holdings Co., Ltd. 46,748 413,521
HB SOLUTION Co., Ltd. 51,030 79,132
*HC HomeCenter Co., Ltd. 12,963 33,781
HD Construction Equipment
Co., Ltd. 24,041 2,980,812
HD Hyundai Co., Ltd. 26,483 5,544,075
HD Hyundai Electric Co., Ltd. 6,543 5,523,083
#*HD Hyundai Energy
Solutions Co., Ltd. 5,084 791,804
#HD Hyundai Heavy Industries
Co., Ltd. 3,294 1,521,299
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 10,521 3,273,626
HDC Holdings Co., Ltd. 30,770 582,954
*HD-Hyundai Marine Engine 5,102 363,937
#*Heung-A Shipping Co., Ltd. 49,288 96,037
*HFR, Inc. 2,863 56,943
High Tech Pharm Co., Ltd. 3,372 43,719
#Hite Jinro Co., Ltd. 28,541 329,245
*HJ Shipbuilding &
Construction Co., Ltd. 4,637 90,664
*HK inno N Corp. 13,924 491,921
*HL Holdings Corp. 3,824 112,023
HL Mando Co., Ltd. 33,391 1,285,481
*HLB Biostep Co., Ltd. 42,931 36,818
*HLB Global Co., Ltd. 20,717 30,799
*HLB PANAGENE Co., Ltd. 24,113 34,547
*HLB Therapeutics Co., Ltd. 32,492 77,331
#*HLB, Inc. 6,248 256,121
#*Hotel Shilla Co., Ltd. 22,297 984,664
HPSP Co., Ltd. 18,987 673,352
#HS Hyosung Advanced
Materials Corp. 2,037 370,126
HS Hyosung Corp. 1,454 64,210
HS Industries Co., Ltd. 23,629 55,600
*Hugel, Inc. 3,985 678,406
Humedix Co., Ltd. 5,699 135,828
#*Huneed Technologies 6,014 38,358
Huons Co., Ltd. 1,370 24,385
#Hwa Shin Co., Ltd. 21,191 177,163
Hwaseung Enterprise Co., Ltd. 3,628 11,815
#*HYBE Co., Ltd. 3,211 569,372
*Hydro Lithium, Inc. 13,236 18,428
Hyosung Corp. 6,256 961,683
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Hyosung Heavy Industries
Corp. 2,851 $ 7,519,628
#Hyosung TNC Corp. 2,387 833,648
#Hyundai Autoever Corp. 3,428 1,041,204
Hyundai Bioland Co., Ltd. 10,898 33,726
Hyundai BNG Steel Co., Ltd. 5,472 63,456
HYUNDAI Corp. 2,496 52,000
Hyundai Department Store
Co., Ltd. 9,455 694,208
Hyundai Elevator Co., Ltd. 12,657 842,264
HYUNDAI EVERDIGM Corp. 9,460 58,679
Hyundai Glovis Co., Ltd. 34,261 5,243,559
Hyundai Green Food 16,553 184,592
#Hyundai Hyms Co., Ltd. 3,667 49,200
Hyundai Livart Furniture Co.,
Ltd. 10,701 57,574
*Hyundai Marine & Fire
Insurance Co., Ltd. 55,203 1,131,453
#Hyundai Motor Co. 32,153 11,511,086
#Hyundai Motor Securities
Co., Ltd. 23,519 173,951
#Hyundai Movex Co., Ltd. 10,109 213,671
Hyundai Pharmaceutical Co.,
Ltd. 4,127 23,985
Hyundai Rotem Co., Ltd. 28,629 5,182,637
Hyundai Steel Co. 49,656 1,424,530
#Hyundai Wia Corp. 15,151 844,787
HyVision System, Inc. 7,599 94,219
#i3system, Inc. 3,264 228,867
iFamilySC Co., Ltd. 8,784 63,961
*Il Dong Pharmaceutical Co.,
Ltd. 4,081 72,914
Iljin Electric Co., Ltd. 18,924 1,562,965
*Iljin Holdings Co., Ltd. 17,313 120,463
*Iljin Hysolus Co., Ltd. 739 9,108
Iljin Power Co., Ltd. 4,490 65,540
Ilyang Pharmaceutical Co.,
Ltd. 7,063 53,573
iM Financial Group Co., Ltd. 132,114 1,701,306
iMarketKorea, Inc. 13,942 71,440
InBody Co., Ltd. 4,681 93,102
#Incar Financial Service Co.,
Ltd. 25,305 184,601
Industrial Bank of Korea 108,303 1,650,248
Innocean Worldwide, Inc. 15,149 202,232
Innox Advanced Materials Co.,
Ltd. 11,664 269,738
*Inscobee, Inc. 17,258 5,411
*Insun ENT Co., Ltd. 9,180 28,718
*Insung Information Co., Ltd. 13,088 17,172
Intellian Technologies, Inc. 1,183 105,841
*Interflex Co., Ltd. 9,893 89,645
Interojo Co., Ltd. 3,322 48,155
*iNtRON Biotechnology, Inc. 15,721 38,264
#IPARK Hyundai Development
Co. 34,365 531,740
#*IS Dongseo Co., Ltd. 11,932 214,795
#ISC Co., Ltd. 4,897 800,649
i-SENS, Inc. 14,994 214,316

194
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*ISU Abxis Co., Ltd. 6,374 $ 20,456
*ISU Chemical Co., Ltd. 4,911 36,852
*ISU Specialty Chemical 6,025 493,553
IsuPetasys Co., Ltd. 48,229 4,887,283
#*Itcenglobal Co., Ltd. 5,667 206,705
*ITM Semiconductor Co., Ltd. 5,679 65,014
#*Jahwa Electronics Co., Ltd. 11,508 377,470
JAS Robotics, Inc. 3,026 19,096
JB Financial Group Co., Ltd. 75,507 1,389,793
*Jeil Pharmaceutical Co., Ltd. 3,468 32,735
*Jeju Air Co., Ltd. 26,577 95,148
#*Jeju Semiconductor Corp. 24,208 855,245
*JETEMA Co., Ltd. 4,189 19,855
*Jin Air Co., Ltd. 17,165 72,678
#Jinsung T.E.C. 9,758 117,107
*JNTC Co., Ltd. 7,362 95,996
JS Corp. 7,339 73,182
#Jusung Engineering Co., Ltd. 20,474 1,739,296
JVM Co., Ltd. 3,602 60,713
JW Holdings Corp. 32,218 92,970
JW Life Science Corp. 7,941 69,227
JW Pharmaceutical Corp. 10,091 212,270
#JYP Entertainment Corp. 24,683 1,046,764
K Car Co., Ltd. 11,602 86,045
*K Ensol Co., Ltd. 4,278 40,178
Kakao Corp. 20,691 659,846
#*Kakao Games Corp. 39,869 323,102
#KakaoBank Corp. 82,804 1,359,410
*Kakaopay Corp. 4,636 174,100
Kangnam Jevisco Co., Ltd. 5,538 62,878
#*Kangwon Energy Co., Ltd. 3,443 35,586
KB Financial Group, Inc. 125,369 13,566,427
KB Financial Group, Inc.,
Sponsored ADR 10,567 1,175,262
*KBI Dongyang Steel Pipe
Co., Ltd. 22,267 28,299
KC Tech Co., Ltd. 5,024 207,640
KCC Glass Corp. 2,412 47,648
#KCTC 20,328 81,274
*Keeps Biopharma, Inc. 2,232 12,400
*Kencoa Aerospace Co. 4,030 58,825
KEPCO Engineering &
Construction Co., Inc. 567 72,098
#KEPCO Plant Service &
Engineering Co., Ltd. 17,373 728,560
KG Chemical Corp. 24,252 115,603
KG DONGBUSTEEL 26,745 126,765
KG Eco Solution Co., Ltd. 9,616 47,717
KG Financial Co., Ltd. 16,299 57,473
*KG Mobility Corp. 8,212 24,002
#KH Vatec Co., Ltd. 17,110 161,848
*KidariStudio, Inc. 11,726 30,635
#KINX, Inc. 1,850 130,094
KISWIRE, Ltd. 7,780 134,807
KIWOOM Securities Co., Ltd. 11,161 2,994,929
*KMW Co., Ltd. 4,900 98,284
*KNJ Co., Ltd. 4,908 132,693
*KoBioLabs, Inc. 3,037 10,893
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Koh Young Technology, Inc. 9,615 $ 260,925
*Kolmar BNH Co., Ltd. 4,676 36,476
*Kolmar Korea Co., Ltd. 8,658 517,775
Kolon Corp. 3,595 174,515
Kolon Industries, Inc. 14,915 946,266
*Kolon Life Science, Inc. 1,390 54,918
KoMiCo, Ltd. 5,252 501,405
*Komipharm International Co.,
Ltd., Class A 3,882 25,440
#Korea Aerospace Industries,
Ltd. 22,667 2,582,742
#Korea Circuit Co., Ltd. 9,529 595,563
Korea Credit Information Co.,
Ltd. 7,439 50,456
Korea District Heating Corp. 1,587 81,854
Korea Electric Power Corp. 25,221 740,544
Korea Electric Power Corp.,
Sponsored ADR 21,814 333,536
#Korea Electric Terminal Co.,
Ltd. 4,777 294,376
#Korea Electronic Power
Industrial Development Co.,
Ltd. 12,324 167,012
Korea Fuel-Tech Corp. 17,823 83,876
Korea Gas Corp. 12,350 325,570
#Korea Information &
Communications Co., Ltd. 12,085 93,049
Korea Information Certificate
Authority, Inc. 12,347 53,527
Korea Investment Holdings
Co., Ltd. 33,014 5,342,071
#*Korea Line Corp. 154,108 269,627
Korea Movenex Co., Ltd. 16,593 50,119
Korea Petrochemical Ind Co.,
Ltd. 3,187 389,135
Korea Petroleum Industries
Co. 2,555 27,631
Korea Ratings Corp. 897 64,287
Korea United Pharm, Inc. 7,310 99,556
Korea Zinc Co., Ltd. 63 67,069
Korean Air Lines Co., Ltd. 169,653 2,808,105
Korean Reinsurance Co. 121,886 1,014,895
*Krafton, Inc. 17,782 3,177,070
#KSS LINE, Ltd. 15,769 136,299
KT Corp., Sponsored ADR 8,932 191,413
KT Skylife Co., Ltd. 19,665 65,298
KT&G Corp. 19,081 2,293,785
KTCS Corp. 15,667 28,467
#Kukdong Oil & Chemicals
Co., Ltd. 12,312 33,204
*Kukjeon Co., Ltd. 14,181 37,384
Kumho Petrochemical Co., Ltd. 10,639 1,051,562
*Kumho Tire Co., Inc. 97,031 380,745
*Kumyang Green Power Co.,
Ltd. 3,104 33,694
Kwang Dong Pharmaceutical
Co., Ltd. 27,894 155,531
*KX Innovation Co., Ltd. 5,729 12,322
Kyeong Nam Steel Co., Ltd. 16,863 33,596

195
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Kyeryong Construction
Industrial Co., Ltd. 6,267 $ 122,534
#Kyobo Securities Co., Ltd. 30,290 278,353
*Kyochon F&B Co., Ltd. 2,782 8,412
Kyongbo Pharmaceutical Co.,
Ltd. 2,094 9,431
Kyung Dong Navien Co., Ltd. 5,996 314,111
Kyungbang Co., Ltd. 6,570 44,739
Kyung-In Synthetic Corp. 27,835 95,523
L&C Bio Co., Ltd. 2,703 115,176
*L&F Co., Ltd. 380 49,985
*L&K Biomed Co., Ltd. 4,595 22,647
*LabGenomics Co., Ltd. 37,752 33,802
#Lake Materials Co., Ltd. 26,437 409,959
*LB Semicon, Inc. 34,084 128,688
Lee Ku Industrial Co., Ltd. 8,294 33,552
#LEENO Industrial, Inc. 20,591 1,656,221
#LG Chem, Ltd. 12,536 3,355,442
#*LG Display Co., Ltd. 194,832 1,610,464
*LG Display Co., Ltd.,
Sponsored ADR 60,899 260,648
LG Electronics, Inc. 77,191 7,332,937
*LG Energy Solution, Ltd. 994 308,614
#LG H&H Co., Ltd. 5,304 908,317
*LG HelloVision Co., Ltd. 31,847 50,674
LG Innotek Co., Ltd. 13,274 5,128,103
LG Uplus Corp. 180,441 1,927,040
#LIG Accuver Co., Ltd. 3,349 118,768
LIG Defense&Aerospace Co.,
Ltd. 7,395 4,691,677
*LigaChem Biosciences, Inc. 404 49,955
*LOT Vacuum Co., Ltd. 6,471 69,064
#Lotte Chemical Corp. 16,332 1,254,190
#Lotte Chilsung Beverage Co.,
Ltd. 3,400 280,582
#Lotte Corp. 19,108 393,574
*Lotte Energy Materials Corp. 18,217 819,225
*LOTTE Himart Co., Ltd. 4,153 22,428
Lotte Innovate Co., Ltd. 3,224 50,212
#*Lotte Non-Life Insurance
Co., Ltd. 36,124 51,512
#Lotte Rental Co., Ltd. 14,260 323,523
#Lotte Shopping Co., Ltd. 6,552 597,684
*Lotte Tour Development Co.,
Ltd. 11,508 160,609
Lotte Wellfood Co., Ltd. 2,279 186,075
LS Corp. 11,675 3,565,787
#LS Eco Energy, Ltd. 8,483 498,159
LS Electric Co., Ltd. 38,865 7,284,567
LS SECURITIES Co., Ltd. 2,277 12,036
LTC Co., Ltd. 3,094 95,540
*LVMC Holdings 78,682 90,289
*LX Hausys, Ltd. 4,801 116,853
LX INTERNATIONAL Corp. 25,669 924,167
#LX Semicon Co., Ltd. 8,643 364,787
M.I.Tech Co., Ltd. 7,711 33,949
#Macquarie Korea
Infrastructure Fund 166,022 1,270,462
Macrogen, Inc. 6,695 73,215
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Maeil Dairies Co., Ltd. 3,123 $ 76,433
MAKUS, Inc. 2,720 48,414
*Manyo Co., Ltd. 8,836 94,961
Mcnex Co., Ltd. 11,268 174,733
Medytox, Inc. 4,087 290,708
*Meerecompany, Inc. 2,055 22,445
MegaStudyEdu Co., Ltd. 5,221 166,852
*Meritz Financial Group, Inc. 80,431 6,057,270
META BIOMED Co., Ltd. 19,564 58,302
#*MiCo, Ltd. 50,048 764,285
#Micro Contact Solution Co.,
Ltd. 4,579 115,463
#*Mirae Asset Life Insurance
Co., Ltd. 41,741 448,310
#Mirae Asset Securities Co.,
Ltd. 116,104 5,072,505
Misto Holdings Corp. 27,396 749,918
Miwon Commercial Co., Ltd. 1,535 157,102
Miwon Holdings Co., Ltd. 92 3,926
Miwon Specialty Chemical
Co., Ltd. 1,128 93,163
#Mobase Electronics Co., Ltd. 28,206 72,645
*Modetour Network, Inc. 7,479 57,434
#*MONAYONGPYONG 28,885 60,761
*Motrex Co., Ltd. 7,315 44,535
mPlus Corp. 7,415 87,738
*MS Autotech Co., Ltd. 230 380
*MX Robotics, Inc. 2,686 9,435
#*Myoung Shin Industrial Co.,
Ltd. 25,215 226,105
*MyungMoon Pharm Co., Ltd. 6,052 7,296
#Namhae Chemical Corp. 18,142 143,600
Namuga Co., Ltd. 7,373 94,996
Namyang Dairy Products Co.,
Ltd. 2,640 93,625
*NanoenTek, Inc. 8,571 39,584
*Nature & Environment Co.,
Ltd. 22,180 7,372
Nature Holdings Co., Ltd.
(The) 5,624 30,297
NAVER Corp. 6,077 864,514
#*Nepes Ark Corp. 6,383 162,889
*NEPES Corp. 12,173 262,632
ΩNetmarble Corp. 13,728 459,544
New Power Plasma Co., Ltd. 17,853 81,369
Newflex Technology Co., Ltd. 7,421 33,022
*Nexen Corp. 9,426 45,757
Nexen Tire Corp. 22,782 114,125
*Nexon Games Co., Ltd. 3,231 25,836
#*Nexteel Co., Ltd. 5,849 80,053
NEXTIN, Inc. 6,634 311,751
NH Investment & Securities
Co., Ltd. 83,147 1,886,392
#NHN KCP Corp. 21,542 285,397
#*NICE Holdings Co., Ltd. 22,957 225,824
NICE Information &
Telecommunication, Inc. 4,322 81,737
#NICE Information Service
Co., Ltd. 25,220 260,158

196
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Nong Shim Holdings Co., Ltd. 1,930 $ 127,001
#NongShim Co., Ltd. 2,453 624,331
Noroo Holdings Co., Ltd. 837 12,471
NOROO Paint & Coatings Co.,
Ltd. 8,509 50,657
*NOVAREX Co., Ltd. 10,083 101,292
#*OCI Co., Ltd. 4,478 452,872
OCI Holdings Co., Ltd. 11,891 2,950,302
*Okins Electronics Co., Ltd. 3,065 45,566
*ONEJOON Co., Ltd. 4,522 30,214
Openbase, Inc. 2,729 5,971
*OptoElectronics Solutions
Co., Ltd. 1,739 45,374
#*Oriental Precision &
Engineering Co., Ltd. 26,200 140,256
Orion Corp. 18,057 1,748,237
*OSTEONIC Co., Ltd. 3,919 17,518
#Otoki Corp. 1,190 293,248
#Pan Ocean Co., Ltd. 218,014 814,319
Paradise Co., Ltd. 36,998 395,374
Park Systems Corp. 3,134 610,657
Partron Co., Ltd. 34,961 195,171
#*Pearl Abyss Corp. 7,463 296,366
*Pentastone Electronics, Inc. 5,715 31,056
People & Technology, Inc. 17,658 666,699
#*Peptron, Inc. 1,084 190,387
PharmaResearch Co., Ltd. 6,368 1,345,987
Pharmicell Co., Ltd. 11,088 135,385
*Philenergy Co., Ltd. 4,340 58,434
#*Philoptics Co., Ltd. 8,214 264,718
#PI Advanced Materials Co.,
Ltd. 9,903 171,927
PKC Co., Ltd. 19,142 94,600
*Polaris Office Corp. 18,670 62,435
POND GROUP Co., Ltd. 10,346 40,806
#Poongsan Corp. 16,363 1,094,397
#Posco DX Co., Ltd. 19,518 459,263
POSCO Future M Co., Ltd. 4,506 765,583
POSCO Holdings, Inc. 14,500 4,516,586
#POSCO Holdings, Inc.,
Sponsored ADR 23,100 1,834,140
Posco International Corp. 23,684 1,394,022
POSCO Steeleon Co., Ltd. 19,620 110,984
*Power Logics Co., Ltd. 18,163 63,433
*Prestige Biologics Co., Ltd. 15,384 24,686
#Protec Co., Ltd. 2,070 114,721
#PSK Holdings, Inc. 5,439 455,817
PSK, Inc. 14,086 842,387
Pulmuone Co., Ltd. 9,940 82,431
#Pumtech Korea Co., Ltd. 4,650 129,794
*Rainbow Robotics 231 103,414
*Reyon Pharmaceutical Co.,
Ltd. 5,277 38,389
*RFTech Co., Ltd. 7,639 9,976
*Robostar Co., Ltd. 1,023 50,281
*Robotis Co., Ltd. 35 7,469
Rorze Systems Corp. 4,931 31,450
S&D Co., Ltd. 1,168 43,469
#S&S Tech Corp. 9,383 637,047
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#S-1 Corp. 13,243 $ 768,758
Sajo Industries Co., Ltd. 2,002 71,673
Sajodaerim Corp. 2,470 54,539
*Sajodongaone Co., Ltd. 57,013 40,054
*Saltlux, Inc. 1,064 16,786
#Sam Chun Dang Pharm Co.,
Ltd. 1,403 393,033
#Sam-A Aluminum Co., Ltd. 1,952 90,546
Samchully Co., Ltd. 556 55,330
Samick THK Co., Ltd. 4,660 37,231
*Samil Pharmaceutical Co.,
Ltd. 12,433 74,521
Samji Electronics Co., Ltd. 6,123 134,993
Samjin Pharmaceutical Co.,
Ltd. 3,757 47,393
Samlip Co., Ltd. 1,287 43,126
Sammok S-Form Co., Ltd. 3,674 46,668
#SAMPYO Cement Co., Ltd. 11,376 129,851
Ω*Samsung Biologics Co., Ltd. 994 985,154
Samsung E&A Co., Ltd. 118,624 4,246,854
Samsung Electro-Mechanics
Co., Ltd. 16,560 9,289,320
Samsung Electronics Co., Ltd. 871,914 129,623,137
Samsung Electronics Co., Ltd.,
GDR 8,194 30,678,336
*Samsung Episholdings Co.,
Ltd. 3,393 1,242,178
Samsung Fire & Marine
Insurance Co., Ltd. 19,411 6,033,219
*Samsung Heavy Industries
Co., Ltd. 127,587 2,782,794
Samsung Life Insurance Co.,
Ltd. 14,963 2,517,036
*Samsung Pharmaceutical
Co., Ltd. 66,148 90,534
*Samsung SDI Co., Ltd. 14,497 6,793,025
#Samsung SDS Co., Ltd. 24,427 2,737,168
Samsung Securities Co., Ltd. 44,267 3,208,402
#SAMT Co., Ltd. 44,318 211,252
#Samwha Capacitor Co., Ltd. 5,227 236,822
Samwha Electric Co., Ltd. 1,636 53,496
#Samyang Foods Co., Ltd. 2,688 2,430,291
Samyoung Co., Ltd. 18,317 139,428
Sang-A Frontec Co., Ltd. 2,508 46,416
#Sangsin Energy Display
Precision Co., Ltd. 6,768 121,379
Sanil Electric Co., Ltd. 1,047 187,771
Saramin Co., Ltd. 3,951 45,498
Satrec Initiative Co., Ltd. 1,011 113,151
#*SD Biosensor, Inc. 33,684 191,221
*SDN Co., Ltd. 42,815 41,828
#SeAH Besteel Holdings Corp. 11,568 588,851
SeAH Holdings Corp. 606 66,312
SeAH Steel Corp. 1,064 127,261
#SeAH Steel Holdings Corp. 1,014 164,078
Seegene, Inc. 25,144 416,185
Segyung Hitech Co., Ltd. 18,876 60,960
#Sejin Heavy Industries Co.,
Ltd. 29,075 402,839

197
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Sekonix Co., Ltd. 7,263 $ 27,520
#*Selvas AI, Inc. 5,883 52,119
*SEMCNS Co., Ltd. 3,199 30,756
#*Seobu T&D 38,387 387,442
Seohan Co., Ltd. 72,096 52,789
*Seojin System Co., Ltd. 21,294 854,229
#*Seoul Semiconductor Co.,
Ltd. 27,715 308,505
Seoyon Co., Ltd. 11,281 71,951
#Seoyon E-Hwa Co., Ltd. 13,971 132,909
*<Sewon E&C Co., Ltd., Class
A 14,157 430
SFA Engineering Corp. 9,727 205,925
#*SFA Semicon Co., Ltd. 33,314 186,425
#*SG Co., Ltd., Class A 14,639 26,106
#SGC Energy Co., Ltd. 5,670 228,222
*Shift Up Corp. 6,955 152,633
*Shin Heung Energy &
Electronics Co., Ltd. 3,914 27,840
Shinhan Financial Group Co.,
Ltd. 80,270 5,406,535
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 18,632 1,282,627
*SHINHWAPRITECH Co., Ltd. 20,113 34,647
Shinil Electronics Co., Ltd. 42,380 42,117
Shinsegae International, Inc. 9,106 91,293
Shinsegae, Inc. 6,104 1,674,978
#Shinsung Delta Tech Co.,
Ltd. 8,576 335,361
#*Shinsung E&G Co., Ltd. 51,383 138,400
Shinsung ST. Co., Ltd. 924 23,112
Shinwon Corp. 46,074 42,992
#Silicon2 Co., Ltd. 26,480 785,545
*SillaJen, Inc. 27,474 64,739
SIMMTECH Co., Ltd. 12,206 715,967
SJG Sejong 13,696 73,411
*SK Biopharmaceuticals Co.,
Ltd. 12,157 818,827
*SK Bioscience Co., Ltd. 21,557 625,694
SK Discovery Co., Ltd. 6,278 236,610
#*SK Eternix Co., Ltd. 11,370 444,620
#SK Gas, Ltd. 2,357 459,259
SK hynix, Inc. 78,667 68,207,768
Ω#*SK IE Technology Co., Ltd. 21,519 383,024
*SK Innovation Co., Ltd. 14,165 1,396,253
#SK Networks Co., Ltd. 75,571 299,084
#*SK oceanplant Co., Ltd. 7,436 123,081
#*SK Securities Co., Ltd. 166,772 588,065
SK Telecom Co., Ltd. 12,341 791,282
#SK Telecom Co., Ltd., ADR 42,135 1,576,270
SK, Inc. 12,378 3,546,824
#*SKC Co., Ltd. 5,611 446,398
#SL Corp. 17,027 722,086
#SM Entertainment Co., Ltd. 6,969 453,887
*SMEC Co., Ltd. 49,365 147,443
*Smotronic Co., Ltd., Class A 12,546 23,346
SNT Energy Co., Ltd. 1,359 51,494
*SOCAR, Inc. 5,135 61,660
#S-Oil Corp. 23,666 2,146,088
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#Solid, Inc. 37,546 $ 433,126
SOLUM Co., Ltd. 24,741 323,608
#Solus Advanced Materials
Co., Ltd. 14,588 128,747
*Solux Co., Ltd. 9,920 25,215
Songwon Industrial Co., Ltd. 10,800 115,413
SOOP Co., Ltd. 6,601 259,910
Soulbrain Co., Ltd. 2,836 875,734
Soulbrain Holdings Co., Ltd. 2,289 112,660
SP SAMHWA Co., Ltd. 10,621 67,670
*SPG Co., Ltd. 3,308 284,588
ST Pharm Co., Ltd. 5,026 516,764
*Straffic Co., Ltd. 15,265 39,573
#*Studio Dragon Corp. 8,164 191,825
#*STX Engine Co., Ltd. 11,193 464,866
*Suheung Co., Ltd. 1,042 14,086
*Sukgyung AT Co., Ltd. 880 33,937
Sun Kwang Co., Ltd. 1,656 26,629
#Sung Kwang Bend Co., Ltd. 14,767 461,967
*Sungchang Enterprise
Holdings, Ltd., Class A 5,809 28,199
*Sungeel Hitech Co., Ltd.,
Class A 917 50,821
Sungshin Cement Co., Ltd. 15,087 116,265
#Sungwoo Hitech Co., Ltd. 49,461 296,459
Sunic System, Ltd. 499 34,485
Sunjin Co., Ltd. 12,902 93,251
*Suresoft Technologies, Inc. 6,113 30,911
SY Co., Ltd. 20,472 41,270
*SY Steel Tech, Inc. 5,916 15,017
*Synergy Innovation Co., Ltd. 40,301 57,060
*Synopex, Inc. 59,292 237,456
Systems Technology, Inc. 4,489 113,194
#T&L Co., Ltd. 4,599 189,765
#*Taewoong Co., Ltd. 6,610 236,199
Taeyang Metal Industrial Co.,
Ltd. 6,248 13,627
*Taeyoung Engineering &
Construction Co., Ltd. 52,760 69,721
*Taihan Cable & Solution Co.,
Ltd. 12,052 457,475
#*TCC Steel 13,286 176,735
#TechWing, Inc. 21,300 822,876
*Tego Science, Inc. 713 5,985
*Telechips, Inc. 6,096 58,815
TEMC Co., Ltd. 5,202 60,185
TES Co., Ltd. 7,248 410,485
*Theragen Etex Co., Ltd. 15,459 31,633
*TK Corp. 15,629 485,245
TKG Huchems Co., Ltd. 13,440 171,172
*TLB Co., Ltd. 3,727 219,871
#Tokai Carbon Korea Co., Ltd. 3,511 695,951
*Tongyang Life Insurance Co.,
Ltd. 36,476 204,366
Tonymoly Co., Ltd. 1,602 8,219
Toptec Co., Ltd. 19,373 59,953
Tovis Co., Ltd. 10,647 127,058
TS Corp. 44,061 86,446
TSE Co., Ltd. 1,004 114,263

198
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Tuksu Construction Co., Ltd. 6,652 $ 30,318
TYM Corp. 22,375 121,439
*Uni-Chem Co., Ltd. 27,161 11,409
Unid Co., Ltd. 3,466 221,532
Union Semiconductor
Equipment & Materials Co.,
Ltd. 19,274 149,441
*Unison Co., Ltd. 34,954 31,791
*UniTest, Inc. 2,869 35,514
Unitrontech Co., Ltd. 13,916 53,386
Value Added Technology Co.,
Ltd. 3,118 48,351
*Vaxcell-Bio Therapeutics Co.,
Ltd. 7,571 38,182
VICTEK Co., Ltd. 5,240 20,491
*<Vidente Co., Ltd. 22,704 9,537
Vieworks Co., Ltd. 4,125 75,508
*Vina Tech Co., Ltd. 1,087 128,693
Vitzro Tech Co., Ltd. 11,242 128,473
Vitzrocell Co., Ltd. 23,845 916,373
*VM, Inc. 2,522 90,800
#*VT Co., Ltd. 21,225 242,702
*Webcash Corp. 3,918 24,197
#Wemade Co., Ltd. 15,444 259,795
Whanin Pharmaceutical Co.,
Ltd. 9,042 72,302
*Won Ik Corp. 4,058 28,755
#Won Tech Co., Ltd. 36,243 178,869
WONIK IPS Co., Ltd. 5,283 417,098
#Wonik Materials Co., Ltd. 6,108 215,378
#Wonik QnC Corp. 15,217 388,325
Woojin Ntec, Inc. 1,186 21,790
Woojin, Inc. 9,310 176,069
Woori Financial Group, Inc. 378,245 8,504,902
Woori Financial Group, Inc.,
ADR 2,894 204,490
#*Woori Technology, Inc. 36,036 524,796
#Worldex Industry & Trading
Co., Ltd. 9,938 219,437
Xexymix Corp. 9,594 28,429
*Xperix, Inc. 24,030 59,702
#Y G-1 Co., Ltd. 13,627 145,164
*Y2 Solution Co., Ltd. 10,577 57,977
#*YC Corp. 15,317 225,645
*Ycchem Co., Ltd. 2,784 26,372
*Y-entec Co., Ltd. 9,037 45,636
YG Entertainment, Inc. 9,428 343,252
*YMT Co., Ltd. 6,057 73,140
Youlchon Chemical Co., Ltd. 5,558 96,493
#Youngone Holdings Co., Ltd. 1,095 153,560
Yuanta Securities Korea Co.,
Ltd. 54,941 194,472
Yuhan Corp. 7,728 477,269
*Yungjin Pharmaceutical Co.,
Ltd. 10,307 12,300
Yunsung F&C Co., Ltd. 1,478 36,173
Zeus Co., Ltd. 11,207 121,727
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Zinus, Inc. 9,522 $ 82,881
TOTAL KOREA, REPUBLIC
OF 680,073,188
KUWAIT — (0.2%)
A'ayan Leasing & Investment
Co. KSCP 794,485 656,257
A'ayan Real Estate Co SAK 86,117 46,489
*Acico Industries Co. KSC 183,898 261,943
Al Ahli Bank of Kuwait KSCP 698,500 633,761
Al Arabiya Real Estate Co.
KSC 75,266 48,953
*Al Argan International Real
Estate Co. KSCP 71,351 28,540
<Al-Eid Food KSC 131,551 34,653
Ali Alghanim Sons Automotive
Co. KSCC 114,050 374,232
*<Arabi Group Holding KSC 44,123 10,331
Arkan Al-Kuwait Real Estate
Co. KSC 49,751 49,347
Beyout Holding Co. KPSC 87,367 105,693
Boubyan Bank KSCP 53,877 118,967
Boursa Kuwait Securities Co.
KPSC 58,711 538,423
Burgan Bank SAK 635,429 415,354
Combined Group Contracting
Co. SAK 83,944 262,069
Commercial Real Estate Co.
KSC 680,882 425,136
Gulf Bank KSCP 1,130,037 1,245,797
Gulf Cables & Electrical
Industries Group Co. KSCP 105,583 663,370
Heavy Engineering & Ship
Building Co. KSCP 102,356 256,972
Humansoft Holding Co. KSC 81,166 633,755
*IFA Hotels & Resorts-KPSC 23,591 67,896
Integrated Holding Co. KCSC 274,722 376,123
*JTC Logistics Transportation
& Stevedoring Co. KSCP 25,011 41,482
Kuwait Finance House KSCP 1,503,208 3,861,900
Kuwait Insurance Co. SAK 3,082 7,517
Kuwait International Bank
KSCP 1,333,035 1,179,140
*Kuwait Real Estate Co. KSC 409,718 463,681
Kuwait Telecommunications
Co. 239,799 505,333
Mabanee Co. KPSC 213,972 699,323
*Manazel Holding Co. KSC 232,447 36,889
Mezzan Holding Co. KSCC 100,727 418,631
Mobile Telecommunications
Co. KSCP 1,753,690 3,250,742
*Munshaat Real Estate
Projects Co. KSCP 92,856 62,810
National Bank of Kuwait SAKP 636,531 1,780,217
*Rasiyat Holding Co., Class A 20,519 31,896
Salhia Real Estate Co. KSCP 213,742 274,563
Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC 299,104 143,959

199
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
KUWAIT — (Continued)
Tijara & Real Estate
Investment Co. KSCP 53,375 $ 20,829
*United Real Estate Co. SAKP 193,643 168,769
Warba Bank KSCP 1,992,177 1,885,280
TOTAL KUWAIT 22,087,022
MALAYSIA — (0.4%)
7-Eleven Malaysia Holdings
BHD 145,056 73,048
Able Global BHD 141,400 53,762
#Aeon Co. M BHD 439,000 128,224
#*AFFIN Bank BHD 595,432 377,814
Ajinomoto Malaysia BHD 18,500 57,668
#Alliance Bank Malaysia BHD 555,805 652,160
Allianz Malaysia BHD 44,800 233,278
#AME Elite Consortium BHD 189,200 72,412
AMMB Holdings BHD 856,400 1,326,164
Ancom Nylex BHD 371,702 83,765
Aumas Resources BHD 404,400 50,913
Aurelius Technologies BHD 55,800 10,186
#Axiata Group BHD 1,881,510 1,113,320
Bank Islam Malaysia BHD 618,000 364,124
Batu Kawan BHD 42,600 225,255
#*Berjaya Assets BHD 277,000 20,575
*Berjaya Corp. BHD 1,742,153 114,052
*Berjaya Property BHD, Class
F 772,500 50,573
Bermaz Auto BHD 497,600 118,402
#British American Tobacco
Malaysia BHD 32,600 50,728
Bursa Malaysia BHD 368,000 792,245
#*Cape Ems BHD 342,200 25,418
#Carlsberg Brewery Malaysia
BHD 87,400 366,193
CB Industrial Product Holding
BHD 102,800 31,320
CCK Consolidated Holdings
BHD 95,600 29,849
#CELCOMDIGI BHD 287,700 217,323
CIMB Group Holdings BHD 1,603,006 3,091,785
#Crescendo Corp. BHD 140,800 42,543
CTOS Digital BHD 193,400 34,575
#*D&O Green Technologies
BHD 414,500 49,053
Dayang Enterprise Holdings
BHD 522,472 265,742
#Dialog Group BHD 642,558 367,268
#DRB-Hicom BHD 597,600 177,557
#Duopharma Biotech BHD 201,984 65,099
Dutch Lady Milk Industries
BHD 5,800 47,638
DXN Holdings BHD 601,000 70,368
#Eastern & Oriental BHD 755,200 154,025
Eco World Development
Group BHD 627,100 325,274
*Ecofirst Consolidated BHD 230,600 20,903
EG Industries BHD 282,700 86,130
*Ekovest BHD 1,393,300 80,690
*Ewi Capital BHD 116,300 5,418
Shares Value †
MALAYSIA — (Continued)
#Farm Fresh BHD 483,600 $ 309,290
Formosa Prosonic Industries
BHD 113,400 28,553
Fraser & Neave Holdings BHD 56,200 442,921
#Frontken Corp. BHD 721,450 766,592
#Gamuda BHD 1,668,283 1,856,682
#Gas Malaysia BHD 153,300 208,440
#Genting BHD 484,200 313,331
Genting Malaysia BHD 1,724,100 859,554
Genting Plantations BHD 212,600 277,828
*Greatech Technology BHD 242,800 145,503
Guan Chong BHD 370,666 76,999
HAP Seng Consolidated BHD 226,780 165,595
Hap Seng Plantations Holdings
BHD 139,700 75,628
#*Hartalega Holdings BHD 1,123,300 316,781
Heineken Malaysia BHD 50,400 290,103
#*Hengyuan Refining Co. BHD 165,200 54,907
#Hextar Global BHD 387,600 73,685
Hiap Teck Venture BHD 985,400 76,917
Hibiscus Petroleum BHD 471,720 261,308
Hong Leong Bank BHD 29,432 164,964
Hong Leong Financial Group
BHD 43,353 205,440
Hong Leong Industries BHD 33,100 144,351
Hup Seng Industries BHD 112,200 28,110
*IGB BHD 17,275 10,396
#IHH Healthcare BHD 210,300 467,039
IJM Corp. BHD 902,920 547,913
#Inari Amertron BHD 649,988 322,416
IOI Corp. BHD 128,126 139,369
#IOI Properties Group BHD 541,724 566,072
*JAKS Resources BHD 793,719 16,988
Jaya Tiasa Holdings BHD 434,500 126,909
*JCY International BHD 267,500 23,237
#Kelington Group BHD 248,200 373,097
#Kenanga Investment Bank
BHD 457,100 90,350
#Kerjaya Prospek Group BHD 296,376 166,415
#Kim Loong Resources BHD 169,700 109,387
*<KNM Group BHD 252,300 127
#Kossan Rubber Industries
BHD 1,025,200 283,953
KPJ Healthcare BHD 694,200 582,069
Kretam Holdings BHD 231,300 37,419
KSL Holdings BHD 273,146 210,456
Kuala Lumpur Kepong BHD 92,754 495,591
#Lagenda Properties BHD 306,700 111,977
Land & General BHD 388,000 14,654
LBS Bina Group BHD 566,300 67,018
#Leong Hup International BHD 752,900 140,286
Ω*Lotte Chemical Titan
Holding BHD 269,400 28,490
LPI Capital BHD 114,684 428,531
Magni-Tech Industries BHD 52,000 24,615
#Magnum BHD 465,819 150,132
#Mah Sing Group BHD 852,300 236,065
#Malakoff Corp. BHD 784,200 168,826
#Malayan Banking BHD 462,150 1,289,342

200
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
MALAYSIA — (Continued)
#Malayan Cement BHD 349,100 $ 610,914
#Malayan Flour Mills BHD 558,600 78,765
Malaysia Smelting Corp. BHD 364,800 169,012
Malaysian Pacific Industries
BHD 48,375 446,051
#Malaysian Resources Corp.
BHD 1,093,597 97,753
#Matrix Concepts Holdings
BHD 887,343 301,627
Maxis BHD 380,700 334,544
#MBSB BHD 2,145,394 370,035
#Mega First Corp. BHD 394,800 308,166
Mi Technovation BHD 133,900 111,935
MISC BHD 168,880 355,917
#MKH BHD 342,824 79,415
MKH Oil Palm East Kalimantan
BHD 48,974 7,522
MNRB Holdings BHD 204,700 128,340
Ω#MR DIY Group M BHD 825,900 347,288
Muhibbah Engineering M BHD 459,500 62,478
Nationgate Holdings BHD 368,800 68,718
#Nestle Malaysia BHD 12,300 335,722
*NEXG BHD 301,700 22,410
*Nextgreen Global BHD 117,200 23,018
*<Nylex Malaysia BHD 1,485 17
#OCK Group BHD 458,800 45,054
#PA Resources BHD 589,800 20,791
#Padini Holdings BHD 404,100 149,572
Pantech Group Holdings BHD 393,529 64,407
#Paramount Corp. BHD 165,700 42,140
Pecca Group BHD 81,600 30,409
Perak Transit BHD 367,950 22,699
Petron Malaysia Refining &
Marketing BHD 57,800 64,182
#Petronas Chemicals Group
BHD 430,400 641,563
#Petronas Dagangan BHD 56,900 289,121
Petronas Gas BHD 48,500 217,618
Power Root BHD 76,200 22,448
PPB Group BHD 290,900 843,804
#Press Metal Aluminium
Holdings BHD 521,978 1,134,249
Public Bank BHD 2,224,400 2,621,224
#QL Resources BHD 489,085 467,965
*Ranhill Utilities BHD 223,412 102,382
RGB International BHD 571,100 31,636
RHB Bank BHD 504,460 1,033,943
Sam Engineering & Equipment
M BHD 47,625 46,768
Sarawak Oil Palms BHD 242,636 277,979
Sarawak Plantation BHD 51,100 47,092
#Scientex BHD 448,200 426,588
SD Guthrie BHD 559,219 873,010
Sime Darby BHD 2,123,322 1,154,822
#Sime Darby Property BHD 1,491,022 533,111
SKP Resources BHD 835,749 84,175
#*Solarvest Holdings BHD 158,200 108,348
Southern Cable Group BHD 93,000 44,258
SP Setia BHD Group 1,801,900 471,856
Shares Value †
MALAYSIA — (Continued)
#Sports Toto BHD 450,898 $ 153,270
#Sunway BHD 498,489 675,279
#Sunway Construction Group
BHD 150,480 259,546
*Sunway Healthcare Holdings
BHD 49,848 23,722
Syarikat Takaful Malaysia
Keluarga BHD 355,285 297,003
Ta Ann Holdings BHD 200,956 274,755
Taliworks Corp. BHD 413,800 46,887
#Telekom Malaysia BHD 216,083 406,975
Tenaga Nasional BHD 185,250 678,216
#Teo Seng Capital BHD 78,400 17,569
Thong Guan Industries BHD 86,600 34,889
TIME dotCom BHD 237,600 361,351
#Top Glove Corp. BHD 2,938,000 536,334
#*Tropicana Corp. BHD 487,088 148,402
#TSH Resources BHD 689,500 227,432
#Uchi Technologies BHD 149,200 105,190
#UEM Sunrise BHD 873,558 141,872
Unisem M BHD 71,500 60,311
United Plantations BHD 74,250 593,402
#UOA Development BHD 413,840 187,564
*Uzma BHD, Class A 323,900 36,700
#Velesto Energy BHD 2,807,983 240,391
ViTrox Corp. BHD 116,600 160,008
#VS Industry BHD 2,236,376 118,252
Wasco BHD 224,300 62,690
#*WCT Holdings BHD 805,692 96,362
#Wellcall Holdings BHD 203,500 63,025
Westports Holdings BHD 175,485 251,861
#Yinson Holdings BHD 857,018 461,795
#YTL Corp. BHD 1,848,088 949,288
YTL Power International BHD 478,744 460,481
Zetrix Ai BHD 4,605,195 950,840
TOTAL MALAYSIA 51,149,983
MEXICO — (0.6%)
#*Alpek SAB de CV, Class A 829,484 592,082
Alsea SAB de CV 212,993 625,406
America Movil SAB de CV,
ADR 53,011 1,410,093
America Movil SAB de CV,
Class B 1,602,804 2,124,319
Arca Continental SAB de CV 68,119 816,362
Axtel SAB de CV 996,209 155,302
ΩBanco del Bajio SA 532,751 1,663,478
#Becle SAB de CV 183,062 147,081
Bolsa Mexicana de Valores
SAB de CV 217,909 489,648
Cemex SAB de CV,
Preference 3,147,084 3,854,782
Cemex SAB de CV,
Sponsored ADR 306,917 3,775,079
*Cia Minera Autlan SAB de
CV, Class B 5,844 2,476
Coca-Cola Femsa SAB de CV 83,408 842,844
Coca-Cola Femsa SAB de CV,
Sponsored ADR 3,179 322,923

201
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
MEXICO — (Continued)
Consorcio ARA SAB de CV 305,857 $ 80,516
*Controladora AXTEL SAB
DE CV 1,725,090 82,353
#*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 265,701 198,153
Corp Inmobiliaria Vesta SAB
de CV 304,351 1,080,662
Corp. Moctezuma SAB de CV 61,273 285,057
Corporativo Fragua SAB de
CV, Class H 452 12,699
#El Puerto de Liverpool SAB
de CV 73,016 431,291
#*<Empresas ICA SAB de CV 117,564 –
Fomento Economico Mexicano
SAB de CV 53,210 627,296
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 2,143 253,388
#GCC SAB de CV 117,291 1,382,416
#Genomma Lab Internacional
SAB de CV, Class B 392,228 369,114
Gentera SAB de CV 870,688 2,275,165
Gruma SAB de CV, Class B 109,127 1,889,158
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 148,249 1,962,572
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 20,291 507,750
#Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 11,097 2,795,001
Grupo Aeroportuario del
Sureste SAB de CV, Class B 625 18,999
Grupo Aeroportuario
del Sureste SAB de CV,
Sponsored ADR 4,041 1,235,900
#Grupo Bimbo SAB de CV,
Class A 634,154 2,153,922
#Grupo Carso SAB de CV 86,516 656,132
#Grupo Comercial Chedraui
SA de CV 204,267 1,193,152
Grupo Financiero Banorte SAB
de CV, Class O 534,377 5,788,067
Grupo Financiero Inbursa SAB
de CV, Class O 579,843 1,423,781
Grupo Herdez SAB de CV 82,896 314,978
*Grupo Industrial Saltillo SAB
de CV 21,722 15,505
Grupo Lamosa SAB de CV 35,276 195,396
Grupo Mexico SAB de CV,
Class B 615,224 6,717,156
*Grupo Nutrisa SAB de CV 82,896 18,603
#*Grupo Rotoplas SAB de CV 70,793 51,785
*Grupo Simec SAB de CV,
ADR 1,049 31,124
*Grupo Simec SAB de CV,
Class B 35,729 338,673
Grupo Televisa SAB 380,891 216,633
Ω#*Grupo Traxion SAB de CV,
Class A 56,834 33,753
Shares Value †
MEXICO — (Continued)
*Industrias CH SAB de CV,
Class B 83,707 $ 755,261
*Industrias Penoles SAB de
CV 115,872 5,827,345
Kimberly-Clark de Mexico SAB
de CV, Class A 541,271 1,220,889
La Comer SAB de CV 272,745 618,318
Megacable Holdings SAB de
CV 675,147 2,357,540
*Minera Frisco SAB de CV 251,068 135,484
Ω*Nemak SAB de CV 783,465 147,191
Operadora De Sites
Mexicanos SAB de CV, Class
A 66,467 62,930
*Orbia Advance Corp. SAB
de CV 597,530 713,474
Organizacion Soriana SAB de
CV, Class B 151,399 289,536
*Promotora de Hoteles Norte
19 SAB De CV, Class L 167,851 58,468
Promotora y Operadora de
Infraestructura SAB de CV 111,600 1,762,709
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 6,620 75,605
#Qualitas Controladora SAB
de CV 126,038 1,253,830
Regional SAB de CV 173,459 1,458,038
Sigma Foods SAB de CV,
Class A 1,989,899 1,880,586
*Vista Energy SAB de CV,
Sponsored ADR 33,834 2,514,543
*Vitro SAB de CV, Series A,
Class A 16,205 5,200
Wal-Mart de Mexico SAB de
CV 372,783 1,172,291
TOTAL MEXICO 73,767,263
NETHERLANDS — (2.1%)
Aalberts NV, Registered 78,913 2,988,119
ABN AMRO Bank NV, Class
CV 258,656 8,978,077
Acomo NV 16,107 489,362
Ω#*Adyen NV 2,344 2,635,515
Aegon, Ltd. 408,303 3,364,208
Aegon, Ltd.- NYS 551,709 4,540,565
*AFC Ajax NV 546 5,495
Akzo Nobel NV 117,970 6,902,618
Ω*Alfen N.V. 4,278 59,668
Allfunds Group PLC 184,222 1,884,403
AMG Critical Materials NV 20,542 862,182
APERAM SA 36,627 1,949,762
Arcadis NV 37,771 1,612,782
ArcelorMittal SA 19,014 1,098,265
ArcelorMittal SA- NYS 95,732 5,476,828
ASM International NV 10,276 10,012,253
ASML Holding NV- NYS,
NVDR 44,851 64,540,140
ASML Holding NV, Class B 1,468 2,105,015
ASR Nederland NV, Class B 130,329 9,870,073

202
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
NETHERLANDS — (Continued)
Ω#*Basic-Fit NV 45,594 $ 1,527,502
BE Semiconductor Industries
NV 19,322 5,602,945
#Brunel International NV 8,274 70,270
Coca-Cola Europacific
Partners PLC 39,613 3,759,257
Corbion NV 43,731 974,673
ΩCTP NV 65,285 1,231,446
*Flow Traders, Ltd. 30,461 979,777
ForFarmers NV 25,823 184,173
Fugro NV 85,429 1,237,622
HAL Trust 4,220 844,515
*Havas NV 26,896 511,115
Heineken NV 41,673 3,233,216
IMCD NV 31,449 3,694,652
ING Groep NV 270,849 7,865,131
ING Groep NV, Sponsored
ADR 92,618 2,679,439
*InPost SA 29,186 521,081
Kendrion NV 9,425 201,219
Koninklijke Ahold Delhaize NV 355,472 16,687,769
Koninklijke BAM Groep NV 144,288 1,581,704
Koninklijke Heijmans NV 18,309 1,848,125
Koninklijke KPN NV 2,757,745 14,764,391
Koninklijke Philips NV 8,319 218,495
Koninklijke Philips NV- NYS 165,449 4,357,927
Koninklijke Vopak NV 51,605 2,581,218
#*Magnum Ice Cream Co. NV
(The) 11,826 172,574
#*Magnum Ice Cream Co. NV
(The) 48,543 724,747
Nedap NV 4,063 402,735
NN Group NV 149,328 13,015,051
#*Pharming Group NV 326,237 548,014
PostNL NV 153,659 170,786
#Randstad NV 74,422 2,194,737
SBM Offshore NV 115,253 4,926,590
*SIF Holding NV 1,132 8,897
ΩSignify NV 95,322 2,160,310
Sligro Food Group NV 17,410 265,496
TKH Group NV 24,165 1,233,649
*TomTom NV 28,699 156,544
Universal Music Group NV 173,957 3,635,328
Van Lanschot Kempen NV 20,288 1,551,682
Wolters Kluwer NV 72,196 5,625,068
TOTAL NETHERLANDS 243,325,200
NEW ZEALAND — (0.1%)
a2 Milk Co., Ltd. (The) 122,520 625,400
Air New Zealand, Ltd. 1,223,526 306,150
Auckland International Airport,
Ltd. 141,362 686,623
Briscoe Group, Ltd. 12,323 33,011
Channel Infrastructure NZ, Ltd. 287,465 514,506
Chorus, Ltd. 271,773 1,556,865
Chorus, Ltd., ADR 2,087 59,584
Contact Energy, Ltd. 260,198 1,455,323
EBOS Group, Ltd. 46,969 588,457
Shares Value †
NEW ZEALAND — (Continued)
Fisher & Paykel Healthcare
Corp., Ltd. 53,980 $ 1,161,588
*Fletcher Building, Ltd. 16,884 27,798
*Fletcher Building, Ltd. 410,784 674,760
Freightways Group, Ltd. 125,331 933,428
Genesis Energy, Ltd. 447,774 651,160
#*Gentrack Group, Ltd. 18,152 64,443
Hallenstein Glasson Holdings,
Ltd. 44,173 254,868
#Heartland Group Holdings,
Ltd. 475,912 316,619
Infratil, Ltd. 113,853 835,878
#*KMD Brands, Ltd. 771,945 28,178
Mainfreight, Ltd. 18,149 630,430
Mercury NZ, Ltd. 53,302 210,257
Meridian Energy, Ltd. 72,982 244,060
NZME, Ltd. 17,895 11,695
NZME, Ltd. 83,243 52,965
#NZX, Ltd. 227,566 187,572
*Oceania Healthcare, Ltd. 458,872 201,271
PGG Wrightson, Ltd. 18,227 23,394
Port of Tauranga, Ltd. 63,796 311,748
*Rakon, Ltd. 14,706 13,333
*Ryman Healthcare, Ltd. 465,315 580,784
Sanford, Ltd. 22,200 97,766
#Scales Corp., Ltd. 108,510 387,784
*Serko, Ltd. 14,412 14,340
Skellerup Holdings, Ltd. 138,081 477,204
SKY Network Television, Ltd. 147,094 279,724
#*SKYCITY Entertainment
Group, Ltd. 490,087 183,222
Spark New Zealand, Ltd. 521,558 638,701
#*Steel & Tube Holdings, Ltd. 99,869 23,813
Summerset Group Holdings,
Ltd. 185,874 892,978
#Tourism Holdings, Ltd. 81,874 99,781
TOWER, Ltd. 217,344 258,482
Vector, Ltd. 49,847 142,335
#*Vista Group International,
Ltd. 63,948 70,781
#*Warehouse Group, Ltd.
(The), Registered 89,554 34,799
TOTAL NEW ZEALAND 16,843,858
NORTHERN IRELAND — (0.0%)
*Easor OYJ 8,395 6,411
*Morrow Bank AB 62,827 87,057
TOTAL NORTHERN IRELAND 93,468
NORWAY — (0.6%)
2020 Bulkers, Ltd. 15,769 5,109
ABG Sundal Collier Holding
ASA 138,189 106,509
AF Gruppen ASA 12,850 246,154
#*Agilyx ASA 13,931 32,497
Akastor ASA 105,409 176,766
Aker ASA, Class A 1,933 223,168
*Aker BioMarine ASA 13,597 146,748
Aker BP ASA 99,824 3,869,513
Aker Solutions ASA 202,073 915,808

203
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
NORWAY — (Continued)
*Archer, Ltd. 46,455 $ 143,571
*ArcticZymes Technologies
ASA 5,013 11,802
Arendals Fossekompani ASA 636 12,887
*Atea ASA, Class A 38,083 639,452
Austevoll Seafood ASA 53,400 536,147
Ω*AutoStore Holdings, Ltd. 15,120 19,260
#Bakkafrost P/F 7,044 349,830
#*BEWi ASA 4,363 6,510
*BLUENORD ASA 18,163 1,150,002
Bonheur ASA 13,810 397,112
Borregaard ASA 52,767 864,456
Bouvet ASA 38,869 215,182
*BW Energy, Ltd. 42,252 262,071
ΩBW LPG, Ltd. 89,244 1,775,747
BW Offshore, Ltd. 72,610 410,561
*Cadeler A/S 91,738 631,139
*Cloudberry Clean Energy
ASA 129,034 182,262
DNB Bank ASA 101,484 3,061,124
DNO ASA 298,105 635,459
DOF Group ASA 68,200 1,007,318
Ω*Elkem ASA 206,056 600,275
ΩElmera Group ASA 59,883 223,372
Elopak ASA 77,340 297,218
*Ensurge Micropower ASA 190,757 13,124
ΩEntra ASA, Class B 14,628 165,423
Equinor ASA 225,335 9,006,036
Equinor ASA, Sponsored ADR 21,493 875,840
ΩEuropris ASA 94,785 963,888
#*FLEX LNG, Ltd. 963 31,230
#*FLEX LNG, Ltd. 12,239 396,911
Frontline PLC 49,227 1,783,319
#Gjensidige Forsikring ASA 8,785 245,156
Golar LNG, Ltd. 3,007 165,355
#Grieg Seafood ASA 44,496 173,534
Hafnia, Ltd. 140,451 1,240,304
#*Hexagon Composites ASA 28,136 33,391
Hoegh Autoliners ASA 101,831 1,450,413
ΩKid ASA 20,079 284,481
Kitron ASA 79,740 860,609
ΩKlaveness Combination
Carriers ASA 15,312 168,879
*Kongsberg Automotive ASA 734,781 150,548
Kongsberg Gruppen ASA 28,565 951,901
*Kongsberg Maritime A/S 28,565 186,450
Leroy Seafood Group ASA 117,647 574,665
#*LINK Mobility Group Holding
ASA 250,478 666,139
*Magnora ASA 27,305 88,496
Medistim ASA 5,113 123,667
Mowi ASA 25,968 573,369
MPC Container Ships ASA 346,285 815,962
ΩMulticonsult ASA 6,885 117,382
*Nekkar ASA 13,032 20,103
NORBIT ASA 12,585 307,908
*Nordic Semiconductor ASA 9,591 194,859
Norsk Hydro ASA 220,766 2,426,561
Shares Value †
NORWAY — (Continued)
Ω*Norske Skog ASA 39,799 $ 199,367
*Northern Ocean, Ltd. 70,873 66,282
Norwegian Air Shuttle ASA 37,796 58,892
*NRC Group ASA 23,222 21,493
*Nykode Therapeutics ASA 46,612 16,159
Odfjell Drilling, Ltd. 104,732 1,119,081
Odfjell SE, Class A Shares 16,121 200,330
Odfjell Technology, Ltd. 13,082 98,439
*OKEA ASA 30,589 128,898
ΩOkeanis Eco Tankers Corp. 10,816 598,783
Orkla ASA 14,225 174,628
*Panoro Energy ASA 86,107 324,894
Pareto Bank ASA 35,000 252,080
*Petronor E&P ASA 52,417 81,928
*Pexip Holding ASA 41,515 303,019
*PhotoCure ASA 4,482 31,702
Protector Forsikring ASA 36,099 1,810,654
Reach Subsea ASA 54,068 40,394
Rogaland Sparebank 3,903 63,354
Salmar ASA 8,455 508,067
#*Salmon Evolution ASA 142,113 72,259
*SATS ASA 73,782 327,961
Ω*Scatec ASA 94,663 1,226,205
Sea1 offshore, Inc. 33,940 108,359
*SED Energy Holdings PLC,
Class A 89,913 83,702
Selvaag Bolig ASA 20,912 78,454
Solstad Maritime ASA 53,798 165,975
Solstad Offshore ASA 38,875 274,556
SpareBank 1 Helgeland 1,326 23,662
Sparebank 1 Oestlandet 20,037 438,322
SpareBank 1 Sor-Norge ASA 58,122 1,249,586
Sparebanken More 14,413 178,175
Stolt-Nielsen, Ltd., Class R 17,276 560,849
Storebrand ASA 186,419 3,581,050
Subsea 7 SA 77,331 2,769,837
Telenor ASA 70,209 1,150,955
TGS ASA 169,979 2,749,967
TOMRA Systems ASA 24,380 245,697
Var Energi ASA 105,191 530,670
Veidekke ASA 54,714 1,097,503
Vend Marketplaces ASA,
Class B 20,433 559,664
Wallenius Wilhelmsen ASA,
Class B 50,824 647,961
Wilh. Wilhelmsen Holding
ASA, Class A 7,938 590,490
Wilh. Wilhelmsen Holding
ASA, Class B 2,798 187,083
Yara International ASA 22,080 1,279,333
TOTAL NORWAY 70,487,651
PERU — (0.0%)
Cementos Pacasmayo SAA,
ADR 4,565 48,617
Credicorp, Ltd. 4,514 1,463,303
Intercorp Financial Services,
Inc. 2,601 115,953
TOTAL PERU 1,627,873

204
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
PHILIPPINES — (0.1%)
Aboitiz Equity Ventures, Inc. 358,480 $ 169,691
Aboitiz Power Corp. 229,600 169,935
ACEN Corp. 6,864,762 317,136
Alliance Global Group, Inc. 1,556,900 216,789
Apex Mining Co., Inc. 1,790,000 475,780
Asia United Bank Corp. 20,460 14,095
*Atlas Consolidated Mining &
Development Corp. 465,200 57,209
Ayala Corp. 36,455 277,289
Ayala Land, Inc. 1,167,700 286,820
Bank of the Philippine Islands 332,197 483,638
BDO Unibank, Inc. 736,513 1,368,195
*Bloomberry Resorts Corp. 1,924,200 62,914
Cebu Air, Inc. 59,627 32,396
*Cebu Air, Inc., Class A 146,220 77,778
Cebu Landmasters, Inc. 478,033 17,652
Century Pacific Food, Inc. 635,100 294,434
China Banking Corp. 441,257 431,387
Converge Information and
Communications Technology
Solutions, Inc. 1,586,200 327,690
D&L Industries, Inc. 1,131,200 65,876
DigiPlus Interactive Corp. 914,140 201,936
*DITO CME Holdings Corp. 3,038,000 49,418
DMCI Holdings, Inc. 1,743,650 272,007
*DoubleDragon Corp. 168,260 26,276
East West Banking Corp. 261,350 59,774
Emperador, Inc. 444,500 110,050
Ginebra San Miguel, Inc.,
Class A 23,000 103,486
*Global Ferronickel Holdings,
Inc. 859,820 29,232
Globe Telecom, Inc. 13,687 366,694
GT Capital Holdings, Inc. 57,130 439,569
International Container
Terminal Services, Inc. 183,870 2,123,590
JG Summit Holdings, Inc. 1,446,650 637,726
Jollibee Foods Corp. 239,220 618,723
Keepers Holdings, Inc. (The),
Class A 1,270,000 38,426
LT Group, Inc. 704,800 171,972
Manila Electric Co. 24,790 262,921
Manila Water Co., Inc. 448,200 320,794
Megaworld Corp. 5,082,500 171,966
Metropolitan Bank & Trust Co. 624,501 680,627
ΩMonde Nissin Corp. 479,200 53,006
Nickel Asia Corp. 2,952,760 241,120
Oceanagold Philippines, Inc. 54,500 29,699
Petron Corp. 1,853,000 88,619
Philex Mining Corp. 680,300 104,023
Philippine National Bank 224,973 210,426
Philippine Seven Corp. 22,260 12,293
Philippine Stock Exchange,
Inc. (The) 312 1,110
*Philweb Corp. 189,500 33,908
*<Phoenix Petroleum
Philippines, Inc. 115,600 1,467
PLDT, Inc. 15,305 311,204
PLDT, Inc., Sponsored ADR 4,980 100,795
Shares Value †
PHILIPPINES — (Continued)
*<PNB Holdings Corp. 24,721 $ 483
Puregold Price Club, Inc. 586,900 409,565
RFM Corp. 137,000 12,324
Rizal Commercial Banking
Corp. 104,967 39,272
Robinsons Land Corp. 925,378 261,017
Robinsons Retail Holdings,
Inc. 215,930 165,789
San Miguel Corp. 271,700 317,996
Security Bank Corp. 203,594 215,103
Semirara Mining & Power
Corp., Class A 503,940 213,134
Shell Pilipinas Corp., Class A 185,500 26,614
SM Investments Corp. 7,215 71,123
SM Prime Holdings, Inc. 261,225 80,736
STI Education Systems
Holdings, Inc. 1,047,000 23,162
Synergy Grid & Development
Phils, Inc. 427,000 158,367
*Top Frontier Investment
Holdings, Inc. 3,465 2,875
Union Bank of the Philippines 220,028 93,237
Universal Robina Corp. 105,430 104,615
Vista Land & Lifescapes, Inc.,
Class A 1,668,000 27,133
Wilcon Depot, Inc. 616,800 62,207
TOTAL PHILIPPINES 15,304,313
POLAND — (0.4%)
AB SA 6,169 214,166
#*Action SA 12,086 99,901
Agora SA 29,781 69,911
Alior Bank SA 83,729 2,854,870
Ω*Allegro.eu SA 43,167 353,778
Amica SA 2,965 43,216
#AmRest Holdings SE 42,019 129,435
Apator SA 10,964 77,032
*Arctic Paper SA 20,408 37,112
ASBISc Enterprises PLC 25,058 443,593
Asseco Poland SA 39,796 1,996,160
Asseco South Eastern Europe
SA 1,704 28,452
#Auto Partner SA 35,045 207,601
Bank Handlowy w Warszawie
SA 15,931 502,151
*Bank Millennium SA 369,471 1,817,120
#*Bank Ochrony Srodowiska
SA 31,286 87,063
Bank Polska Kasa Opieki SA 42,531 2,651,889
*Benefit Systems SA 1,303 1,436,050
BNPP Bank Polska SA 2,145 87,469
*Boryszew SA 54,105 73,344
Budimex SA 5,036 913,013
#*Bumech SA 1,136 6,410
CD Projekt SA 4,753 360,921
*Celon Pharma SA 9,568 56,020
#*CI Games SA 46,405 40,531
*Cognor Holding SA 120,143 168,658
Cyber Folks SA 4,529 225,864

205
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
POLAND — (Continued)
#*Cyfrowy Polsat SA 135,942 $ 562,024
#*Datawalk SA 2,685 94,101
Develia SA 293,028 847,742
Ω*Dino Polska SA 67,876 599,577
Dom Development SA 3,897 278,097
Echo Investment SA 1,495 2,121
#Elektrotim SA 2,577 40,898
Enea SA 204,414 1,239,078
Erste Bank Polska SA 2,735 464,198
*Eurocash SA 53,913 78,432
*Fabryki Mebli Forte SA 1,825 10,032
Ferro SA, Class A 4,286 33,774
*Globe Trade Centre SA 18,382 13,624
#*Grupa Azoty SA 33,330 167,963
Grupa Kety SA 6,629 2,021,905
Grupa Pracuj SA Poland 5,381 65,680
Ω#*HUUUGE, Inc. 20,568 127,792
ING Bank Slaski SA 5,188 560,625
#Inter Cars SA 3,636 740,344
*KGHM Polska Miedz SA 29,622 2,471,357
LPP SA 231 1,392,594
*Lubelski Wegiel Bogdanka SA 8,739 60,798
*mBank SA 3,821 1,201,761
#Mirbud SA 41,307 125,762
#Mo-BRUK SA 1,986 194,255
#*Modivo SA 29,673 649,480
*Mostostal Zabrze SA 20,732 37,587
Neuca SA 885 173,128
NEWAG SA 1,769 54,395
Orange Polska SA 182,680 748,709
ORLEN SA 126,240 4,623,304
PCC Rokita SA, Class B 999 19,378
Pepco Group NV 46,884 416,600
*PGE Polska Grupa
Energetyczna SA 795,542 2,334,414
#*PKP Cargo SA 25,451 100,068
PlayWay SA 642 43,161
*Polimex-Mostostal SA 51,159 112,413
Powszechna Kasa
Oszczednosci Bank Polski SA 74,430 1,940,832
Powszechny Zaklad
Ubezpieczen SA 168,149 2,946,569
*Syn2bio SA 3,792 30,299
Synektik SA 3,792 300,067
*Tauron Polska Energia SA 1,081,975 2,821,947
TEN Square Games SA 3,751 110,998
Text SA 5,147 55,336
Torpol SA 8,701 172,131
*Toya SA 22,459 58,477
Unimot SA, Class F 2,357 101,959
Votum SA 6,155 84,285
Voxel SA 1,016 27,966
*VRG SA 34,865 50,529
Warsaw Stock Exchange 6,757 139,910
Wawel SA 20 4,298
#Wirtualna Polska Holding SA 9,215 147,261
ΩXTB SA 37,125 1,043,354
Shares Value †
POLAND — (Continued)
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 3,303 $ 67,618
*Zespol Elektrowni Patnow
Adamow Konin SA, Class A 10,461 52,861
TOTAL POLAND 47,845,598
PORTUGAL — (0.3%)
#Altri SGPS SA 42,109 246,485
Banco Comercial Portugues
SA, Class R 8,894,496 9,484,207
Corticeira Amorim SGPS SA 15,126 113,913
CTT-Correios de Portugal SA 65,090 489,427
EDP Renovaveis SA 171,841 2,858,372
EDP SA 827,185 4,505,232
Galp Energia SGPS SA 326,348 7,641,125
Ibersol SGPS SA 13,357 188,021
Jeronimo Martins SGPS SA 61,139 1,467,370
#Mota-Engil SGPS SA 66,996 379,116
Navigator Co. SA (The) 152,467 598,436
NOS SGPS SA 180,864 1,192,352
REN - Redes Energeticas
Nacionais SGPS SA 155,605 689,059
Semapa-Sociedade de
Investimento e Gestao 4,781 130,114
Sonae SGPS SA 611,611 1,397,591
TOTAL PORTUGAL 31,380,820
QATAR — (0.2%)
Aamal Co. 1,358,533 289,542
Al Khaleej Takaful Group QSC 175,840 122,523
Al Meera Consumer Goods
Co. QSC 40,833 151,960
Al Rayan Bank 1,409,176 837,920
*Baladna 676,286 239,793
Barwa Real Estate Co. 1,476,608 955,071
Commercial Bank PSQC (The) 495,803 586,221
Doha Bank QPSC 1,647,805 1,221,937
Doha Insurance Co. QSC 74,984 60,753
*Estithmar Holding QPSC 252,397 273,471
Gulf International Services
QSC 1,050,213 599,380
Gulf Warehousing Co. 207,085 124,558
Industries Qatar QSC 67,567 221,759
Lesha Bank LLC 907,779 482,437
Mannai Corp. QSC 112,348 159,836
*Mazaya Real Estate
Development QPSC 330,379 51,721
Medicare Group 97,384 147,507
Mesaieed Petrochemical
Holding Co. 414,598 135,049
Nebras Energy 75,913 305,445
Ooredoo QPSC 417,336 1,570,311
Qatar Aluminum Manufacturing
Co. 1,402,022 622,650
Qatar Fuel QSC 138,772 546,169
Qatar Gas Transport Co., Ltd. 1,234,274 1,450,891
Qatar Industrial Manufacturing
Co. QSC 140,158 85,650
Qatar Insurance Co. SAQ 604,234 380,530

206
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
QATAR — (Continued)
Qatar International Islamic
Bank QSC 201,443 $ 625,740
Qatar Islamic Bank QPSC 111,085 677,921
Qatar Islamic Insurance Group 8,488 19,843
Qatar National Bank QPSC 771,188 3,674,845
Qatar National Cement Co.
QSC 273,798 211,083
Salam International
Investment, Ltd. QSC 813,430 173,812
United Development Co. QSC 1,500,102 350,202
Vodafone Qatar PQSC 1,318,249 964,882
*Widam Food Co. 79,229 33,075
TOTAL QATAR 18,354,487
RUSSIAN FEDERATION — (0.0%)
*<Gazprom PJSC, Class A,
ADR 4,144 –
*<Magnitogorsk Iron & Steel
Works PJSC, GDR 42,197 –
*<Mechel PJSC, ADR 19,960 –
*<PhosAgro PJSC, GDR 132 –
*<Polyus PJSC, Class G, GDR 80 –
*<RusHydro PJSC, ADR 5,044 –
*<Sberbank of Russia PJSC,
ADR 64,074 –
*<Sberbank of Russia PJSC,
Sponsored ADR 34,093 –
*<Severstal PAO, GDR 16,777 –
*<Severstal PAO, Sponsored
GDR 4,738 –
*<VTB Bank PJSC, GDR 499,471 –
TOTAL RUSSIAN
FEDERATION –
SAUDI ARABIA — (0.6%)
Abdullah Al Othaim Markets
Co. 196,002 320,878
*ACWA Power Co. 3,189 143,018
Ades Holding Co. 96,456 504,076
*Advanced Building Industries
Co. 14,038 148,221
*Advanced Petrochemical Co. 36,197 267,146
*AFG International Co 14,569 62,580
Al Babtain Power &
Telecommunication Co. 25,858 458,832
Al Hammadi Holding 20,838 146,347
Al Hassan Ghazi Ibrahim
Shaker Co. 15,412 65,215
Al Jouf Agricultural
Development Co. 3,960 51,061
*Al Jouf Cement Co. 25,643 34,391
*Al Khaleej Training and
Education Co. 11,856 52,159
Al Masane Al Kobra Mining
Co. 10,818 234,791
Al Rajhi Bank 408,646 7,469,053
*Al Yamamah Steel Industries
Co. 3,735 41,747
Alandalus Property Co. 10,725 42,694
Alaseel Co. 22,340 22,158
Shares Value †
SAUDI ARABIA — (Continued)
Al-Dawaa Medical Services
Co. 7,945 $ 99,140
Aldrees Petroleum and
Transport Services Co. 29,946 958,144
Al-Etihad Cooperative
Insurance Co. 11,434 18,688
Alinma Bank 283,764 1,840,059
AlJazira Takaful Ta'awuni Co. 9,166 27,812
AlKhorayef Water & Power
Technologies Co. 8,598 288,854
Almarai Co. JSC 113,282 1,249,862
Almunajem Foods Co. 1,693 24,647
Alujain Corp. 9,647 77,474
Arab National Bank 307,712 1,768,903
Arabian Cement Co. 23,199 146,722
ΩArabian Centres Co. 34,789 162,791
*Arabian Drilling Co. 12,665 306,959
Arabian Internet &
Communications Services Co. 5,659 334,968
Arabian Pipes Co. 70,581 136,627
*Arabian Shield Cooperative
Insurance Co. 22,029 65,549
Arriyadh Development Co. 31,889 153,642
*ARTEX Industrial Investment
Co. 5,986 16,407
Astra Industrial Group Co. 25,284 950,552
Ataa Educational Co. 2,761 41,446
*BAAN Holding Group Co. 20,078 10,439
Bank AlBilad 215,262 1,438,332
Bank Al-Jazira 440,926 1,382,560
Banque Saudi Fransi 228,052 1,174,159
Basic Chemical Industries, Ltd. 5,420 37,342
*Bawan Co. 22,580 263,338
BinDawood Holding Co. 46,270 64,646
Bupa Arabia for Cooperative
Insurance Co. 14,603 710,585
Catrion Catering Holding Co. 21,054 395,201
City Cement Co. 29,635 98,770
Co. for Cooperative Insurance
(The) 36,238 1,258,016
Dallah Healthcare Co. 9,565 317,006
*Dar Al Arkan Real Estate
Development Co. 567,714 2,679,253
Dr. Sulaiman Al Habib Medical
Services Group Co. 10,993 710,493
East Pipes Integrated Co. for
Industry 12,486 659,173
Eastern Province Cement Co. 18,400 114,997
Electrical Industries Co. 374,462 1,813,153
*Emaar Economic City 75,462 222,734
Etihad Etisalat Co. 294,902 5,110,953
Etihad GO Telecom Co. 7,687 197,581
First Milling Co. 3,300 48,042
Fitaihi Holding Group 35,281 24,929
Gulf Insurance Group 11,161 74,278
*Halwani Brothers Co. 2,456 20,772
Jarir Marketing Co. 137,415 551,419
*Jazan Development and
Investment Co. 13,313 30,918

207
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
*L'Azurde Co. for Jewelry 9,694 $ 29,285
Leejam Sports Co. JSC 10,656 226,445
*Liva Insurance Co., Class H 5,354 14,518
*Lumi Rental Co. 1,917 20,047
Maharah Human Resources
Co. 119,719 192,802
*Malath Cooperative Insurance
Co. 10,359 24,692
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 25,424 94,090
*Methanol Chemicals Co. 7,061 16,699
Middle East Healthcare Co. 25,922 255,177
*Middle East Paper Co. 56,937 265,519
Middle East Specialized
Cables Co. 16,913 141,599
Mobile Telecommunications
Co. Saudi Arabia 381,499 1,193,170
Mouwasat Medical Services
Co. 27,197 493,106
Nahdi Medical Co. 8,602 240,824
*Najran Cement Co. 32,218 51,971
*National Agriculture
Development Co. (The) 76,629 327,520
National Co. for Glass
Industries (The) 5,965 60,437
National Co. for Learning &
Education 745 23,420
National Gas &
Industrialization Co. 10,480 228,993
*National Industrialization Co. 192,856 537,868
National Medical Care Co. 11,148 353,121
Northern Region Cement Co. 40,164 75,391
Power & Water Utility Co. for
Jubail & Yanbu 7,625 69,368
Qassim Cement Co. (The) 15,398 178,839
*Rabigh Refining &
Petrochemical Co. 105,665 417,814
*Rasan Information
Technology Co. 1,137 42,867
*Red Sea International Co. 8,670 56,752
Riyad Bank 445,620 2,465,435
Riyadh Cables Group Co. 8,020 283,122
SABIC Agri-Nutrients Co. 56,927 2,211,509
Sahara International
Petrochemical Co. 126,661 542,037
*Saudi Arabian Amiantit Co. 17,799 73,464
*Saudi Arabian Mining Co. 121,119 2,118,493
ΩSaudi Arabian Oil Co. 496,429 3,674,409
Saudi Aramco Base Oil Co. 13,440 451,882
*Saudi Automotive Services
Co. 27,851 378,352
Saudi Awwal Bank 180,362 1,636,988
Saudi Basic Industries Corp. 91,440 1,493,321
Saudi Cement Co. 31,706 287,937
Saudi Ceramic Co. 30,722 252,296
Saudi Chemical Co. Holding 192,650 430,451
Saudi Co. For Hardware CJSC 7,149 47,253
Saudi Energy Co. 53,847 254,698
Shares Value †
SAUDI ARABIA — (Continued)
Saudi Ground Services Co. 869 $ 7,336
Saudi Industrial Investment
Group 92,612 344,471
Saudi Investment Bank (The) 82,736 292,295
*Saudi Kayan Petrochemical
Co. 337,571 539,142
Saudi Manpower Solutions Co. 25,793 38,444
*Saudi Marketing Co. 4,752 16,585
Saudi National Bank (The) 272,265 2,851,505
*Saudi Paper Manufacturing
Co. 6,978 108,005
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 20,138 168,600
*Saudi Public Transport Co. 43,080 130,831
*Saudi Real Estate Co. 60,031 220,885
*Saudi Reinsurance Co. 50,491 357,294
*Saudi Research & Media
Group 7,733 158,763
Saudi Steel Pipe Co. 4,957 75,997
Saudi Telecom Co. 439,598 5,103,345
Saudia Dairy & Foodstuff Co. 6,770 371,849
*Seera Group Holding 118,380 675,150
*Sinad Holding Co. 28,188 65,387
Southern Province Cement Co. 9,886 55,565
Sustained Infrastructure
Holding Co. 36,080 332,276
Tabuk Cement Co. 17,482 37,290
Theeb Rent A Car Co. 26,553 203,333
*Umm Al-Qura Cement Co. 11,747 44,476
United Electronics Co. 28,552 612,835
United International
Transportation Co. 45,286 501,340
United Wire Factories Co. 1,501 6,952
Yamama Cement Co. 48,069 340,668
Yanbu Cement Co. 22,342 90,488
Yanbu National Petrochemical
Co. 57,701 565,241
TOTAL SAUDI ARABIA 74,693,031
SINGAPORE — (0.8%)
*AEM Holdings, Ltd. 154,429 891,251
Aztech Global, Ltd. 172,500 139,512
Banyan Tree Holdings, Ltd. 205,300 99,946
Bonvests Holdings, Ltd. 22,000 16,843
BRC Asia, Ltd. 38,100 133,726
Bund Center Investment, Ltd. 64,750 25,421
Centurion Corp., Ltd. 72,300 93,104
#China Aviation Oil Singapore
Corp., Ltd. 211,700 352,404
City Developments, Ltd. 392,400 2,514,219
ComfortDelGro Corp., Ltd. 1,125,400 1,307,834
*COSCO SHIPPING
International Singapore Co.,
Ltd. 1,503,100 141,629
CSE Global, Ltd. 378,990 407,692
DBS Group Holdings, Ltd. 292,601 13,440,507
*Del Monte Pacific, Ltd. 252,659 17,260
Delfi, Ltd. 233,500 194,347

208
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SINGAPORE — (Continued)
DFI Retail Group Holdings,
Ltd. 184,800 $ 772,464
*<Ezion Holdings, Ltd. 1,747,154 –
#*<Ezra Holdings, Ltd. 767,465 –
Far East Orchard, Ltd. 152,039 151,615
First Resources, Ltd. 448,000 1,227,686
Food Empire Holdings, Ltd. 131,300 336,098
Frasers Property, Ltd. 261,600 234,168
Frencken Group, Ltd. 380,000 799,654
*Fu Yu Corp., Ltd. 231,600 18,913
*Gallant Venture, Ltd. 217,000 11,927
Genting Singapore, Ltd. 3,345,600 1,786,352
Geo Energy Resources, Ltd. 752,700 366,435
Golden Agri-Resources, Ltd. 4,790,800 1,184,957
GuocoLand, Ltd. 177,566 342,988
Hiap Hoe, Ltd. 39,000 20,824
Ho Bee Land, Ltd. 121,000 203,322
Hong Fok Corp., Ltd. 271,420 212,055
Hong Leong Asia, Ltd. 189,900 433,912
Hongkong Land Holdings, Ltd. 353,600 2,789,904
Hotel Grand Central, Ltd. 65,175 39,405
Hour Glass, Ltd. (The) 147,100 271,434
HRnetgroup, Ltd. 58,800 34,397
Hutchison Port Holdings Trust,
Class U 3,467,500 728,175
*<Hyflux, Ltd. 291,500 –
#iFAST Corp., Ltd. 63,200 433,227
ISDN Holdings, Ltd. 182,811 87,562
Keppel Infrastructure Trust 1,994,715 845,782
Keppel REIT 55,300 38,863
Keppel, Ltd. 497,700 4,247,967
LHN, Ltd. 110,700 55,630
Marco Polo Marine, Ltd. 2,158,000 266,033
Mermaid Maritime PCL 568,900 54,051
Micro-Mechanics Holdings,
Ltd. 6,500 17,047
*<Midas Holdings, Ltd. 550,500 –
Nanofilm Technologies
International, Ltd. 123,000 141,008
NETLINK NBN TRUST 1,134,000 899,329
*Oceanus Group, Ltd. 2,196,800 5,175
Olam Group, Ltd. 332,005 265,906
OUE, Ltd. 153,700 133,962
Oversea-Chinese Banking
Corp., Ltd. 307,326 5,284,786
*Oxley Holdings, Ltd. 474,847 29,828
Pan-United Corp., Ltd. 53,750 66,262
#Propnex, Ltd. 137,900 189,490
Q&M Dental Group Singapore,
Ltd. 112,920 51,869
#QAF, Ltd. 158,907 129,766
Raffles Medical Group, Ltd. 345,611 270,019
*Rex International Holding, Ltd. 512,800 38,655
#Riverstone Holdings, Ltd. 421,300 246,452
SATS, Ltd. 387,278 1,003,508
SBS Transit, Ltd. 39,700 115,027
Seatrium, Ltd. 1,687,775 3,114,343
Sembcorp Industries, Ltd. 655,000 3,420,164
Sheng Siong Group, Ltd. 420,200 999,730
Shares Value †
SINGAPORE — (Continued)
SIA Engineering Co., Ltd.,
Registered 120,300 $ 296,606
Sing Holdings, Ltd. 16,000 9,485
Singapore Airlines, Ltd. 840,350 4,150,447
Singapore Exchange, Ltd. 294,900 5,024,797
Singapore Land Group, Ltd. 127,413 374,170
Singapore Technologies
Engineering, Ltd. 316,700 2,665,796
Singapore
Telecommunications, Ltd. 239,400 862,821
#StarHub, Ltd. 348,300 289,897
Straits Trading Co., Ltd. 96,760 133,719
*<Swiber Holdings, Ltd. 105,749 –
Tai Sin Electric, Ltd. 106,556 47,691
*Thomson Medical Group, Ltd. 1,592,500 71,275
Tiong Woon Corp. Holding,
Ltd. 16,900 14,597
Tuan Sing Holdings, Ltd. 385,134 99,795
#UMS Integration, Ltd. 452,812 775,101
United Overseas Bank, Ltd. 260,992 7,408,316
UOB-Kay Hian Holdings, Ltd. 279,347 892,735
UOL Group, Ltd. 324,455 2,708,144
Venture Corp., Ltd. 198,500 2,524,989
Vicom, Ltd. 18,400 26,006
#Wee Hur Holdings, Ltd. 623,400 354,886
Wilmar International, Ltd. 650,100 1,842,771
Wing Tai Holdings, Ltd. 257,700 325,780
Yangzijiang Shipbuilding
Holdings, Ltd. 1,785,900 6,043,916
TOTAL SINGAPORE 91,137,561
SOUTH AFRICA — (1.1%)
Absa Group, Ltd. 181,184 2,528,114
Advtech, Ltd. 421,369 1,076,131
AECI, Ltd. 83,912 555,226
Afrimat, Ltd. 71,469 139,172
Alexander Forbes Group
Holdings, Ltd. 210,757 95,030
Altron, Ltd., Class A 191,229 257,644
Anglogold Ashanti PLC 36,262 3,368,740
Anglogold Ashanti PLC 80,013 7,499,618
Argent Industrial, Ltd. 5,091 10,972
Aspen Pharmacare Holdings,
Ltd. 150,282 1,250,850
Astral Foods, Ltd. 29,247 428,582
AVI, Ltd. 233,156 1,391,955
Bid Corp., Ltd. 142,162 3,469,859
Bidvest Group, Ltd. 178,566 2,494,685
Blu Label Unlimited Group,
Ltd. 411,196 218,155
Capitec Bank Holdings, Ltd. 8,760 2,268,772
Cashbuild, Ltd., Class A 6,451 49,715
City Lodge Hotels, Ltd. 252,895 64,965
Clicks Group, Ltd. 109,270 1,719,203
Coronation Fund Managers,
Ltd. 186,047 495,754
DataTec, Ltd. 211,877 908,026
Ω#Dis-Chem Pharmacies, Ltd. 475,691 1,039,684
Discovery, Ltd. 103,484 1,601,337

209
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SOUTH AFRICA — (Continued)
DRDGOLD, Ltd. 83,033 $ 225,929
DRDGOLD, Ltd., ADR 24,347 661,265
Famous Brands, Ltd. 50,758 162,456
FirstRand, Ltd. 587,781 3,105,384
Foschini Group, Ltd. 266,182 1,114,777
Gold Fields, Ltd. 1,947 83,010
Gold Fields, Ltd., Sponsored
ADR 277,301 11,779,746
Grindrod, Ltd. 494,844 665,224
Harmony Gold Mining Co., Ltd. 14,209 224,128
#Harmony Gold Mining Co.,
Ltd., Sponsored ADR 425,805 6,714,945
Hudaco Industries, Ltd. 20,024 230,756
Impala Platinum Holdings, Ltd. 347,039 4,826,544
Investec, Ltd. 121,858 1,011,348
Invicta Holdings, Ltd. 5,204 11,530
*iOCO, Ltd. 90,543 22,880
Italtile, Ltd. 249,670 134,403
JSE, Ltd. 68,195 643,361
*KAP, Ltd. 1,168,504 170,028
Kumba Iron Ore, Ltd. 45,340 848,374
Lewis Group, Ltd. 36,405 185,295
Life Healthcare Group
Holdings, Ltd. 1,218,983 903,654
Merafe Resources, Ltd. 1,343,352 92,506
*Metair Investments, Ltd.,
Class H 98,252 30,535
Momentum Group, Ltd. 1,302,101 2,951,169
Motus Holdings, Ltd. 163,039 1,087,870
Mpact, Ltd. 74,949 97,389
#Mr. Price Group, Ltd. 151,722 1,417,283
MTN Group, Ltd. 842,412 10,542,761
*Nampak, Ltd. 2,714 80,201
Nedbank Group, Ltd. 227,307 3,636,095
*NEPI Rockcastle NV 170,357 1,438,344
Netcare, Ltd. 1,261,083 1,305,636
Ninety One, Ltd. 190,210 532,588
Northam Platinum Holdings,
Ltd. 136,167 2,609,188
Oceana Group, Ltd. 72,369 242,675
Old Mutual, Ltd. 4,724,828 3,844,935
Omnia Holdings, Ltd. 142,690 824,355
OUTsurance Group, Ltd. 265,184 1,123,777
ΩPepkor Holdings, Ltd. 1,742,003 2,291,725
*Pick n Pay Stores, Ltd. 308,229 363,599
PPC, Ltd. 863,195 314,265
#Premier Group, Ltd. 47,964 523,090
PSG Financial Services, Ltd. 535,362 905,627
Raubex Group, Ltd. 143,581 440,888
RCL Foods, Ltd. 37,465 19,047
Reunert, Ltd. 124,473 520,103
Sanlam, Ltd. 250,784 1,285,005
Santam, Ltd. 29,059 694,110
*Sappi, Ltd. 321,312 309,768
*Sasol, Ltd. 436,387 6,010,120
Shoprite Holdings, Ltd. 121,427 2,041,428
Sibanye Stillwater, Ltd. 1,238,576 3,683,836
Sibanye Stillwater, Ltd., ADR 72,389 870,116
Southern Sun, Ltd. 545,872 328,831
Shares Value †
SOUTH AFRICA — (Continued)
*SPAR Group, Ltd. (The) 151,200 $ 584,972
Spur Corp., Ltd. 43,950 110,533
Stadio Holdings, Ltd. 76,786 54,486
Standard Bank Group, Ltd. 279,935 5,372,238
Sun International, Ltd. 196,085 553,969
Super Group, Ltd. 291,149 277,202
Telkom SA SOC, Ltd. 260,505 937,506
Thungela Resources, Ltd. 90,212 784,628
Tiger Brands, Ltd. 86,305 1,498,710
Truworths International, Ltd. 214,142 663,840
Tsogo Sun, Ltd. 266,688 111,785
Valterra Platinum, Ltd. 3,910 316,394
Valterra Platinum, Ltd. 12,693 1,014,680
Vodacom Group, Ltd. 83,883 709,791
We Buy Cars Holdings, Ltd. 103,906 236,433
Wilson Bayly Holmes-Ovcon,
Ltd. 43,868 451,131
Woolworths Holdings, Ltd. 699,782 2,186,505
Zeda, Ltd. 142,661 123,867
TOTAL SOUTH AFRICA 135,104,761
SPAIN — (1.9%)
Acciona SA 18,839 5,467,305
Acerinox SA 142,232 2,324,150
ACS Actividades de
Construccion y Servicios SA 95,018 13,665,080
ΩAena SME SA 140,826 3,839,147
Almirall SA 33,755 498,121
Amadeus IT Group SA 99,533 5,721,093
#*Amper SA 348,803 75,777
#Atresmedia Corp. de Medios
de Comunicacion SA 67,821 412,107
#Audax Renovables SA 76,467 129,526
Azkoyen SA 5,887 73,546
Banco Bilbao Vizcaya
Argentaria SA 534,242 11,788,068
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 943,995 20,881,169
Banco de Sabadell SA 4,199,117 16,245,176
Banco Santander SA 1,596,814 19,443,189
#Banco Santander SA,
Sponsored ADR 346,063 4,218,508
Bankinter SA 482,922 8,024,341
CaixaBank SA 1,013,786 12,891,141
ΩCellnex Telecom SA 65,609 2,202,667
CIE Automotive SA 32,275 1,097,944
Construcciones y Auxiliar de
Ferrocarriles SA 24,539 1,842,267
Corp ACCIONA Energias
Renovables SA 45,485 1,193,042
*Deoleo SA 65,976 24,456
*Distribuidora Internacional de
Alimentacion SA 7,688 353,521
Ebro Foods SA 36,304 773,368
#*eDreams ODIGEO SA 16,368 66,914
Elecnor SA 18,949 841,333
Enagas SA 91,809 1,836,223
#*Ence Energia y Celulosa SA 100,181 287,447

210
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SPAIN — (Continued)
Endesa SA 76,395 $ 3,422,397
Faes Farma SA 206,072 1,173,611
Ferrovial NV 74,076 5,078,127
Ferrovial NV 5,808 400,229
Fluidra SA 53,187 1,240,955
ΩGestamp Automocion SA 133,982 506,865
ΩGlobal Dominion Access SA 72,599 282,312
*Grenergy Renovables SA 968 137,170
#Grifols SA 205,864 2,163,736
Grupo Empresarial San Jose
SA 12,179 119,007
Iberdrola SA 508,267 11,894,621
*Iberdrola SA 6,963 162,940
Indra Sistemas SA 80,390 4,602,848
Industria de Diseno Textil SA 123,870 7,349,550
*Inmocemento SA 12,243 53,569
Laboratorios Farmaceuticos
Rovi SA 15,371 1,431,655
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 161,322 225,194
Logista Integral SA 42,008 1,639,952
Mapfre SA 758,285 3,705,677
Melia Hotels International SA 84,650 1,103,206
Miquel y Costas & Miquel SA 12,723 208,946
Naturgy Energy Group SA 65,702 2,063,978
ΩNeinor Homes SA 14,260 278,348
*Nueva Expresion Textil SA 71,003 70,213
*Obrascon Huarte Lain SA 189,799 98,275
*Oryzon Genomics SA 23,308 76,118
*Pharma Mar SA 243 27,365
Prim SA 5,004 77,483
*Promotora de Informaciones
SA, Class A 29,645 10,537
ΩProsegur Cash SA 115,528 88,630
Prosegur Cia de Seguridad SA 56,488 178,579
*Realia Business SA 55,988 67,975
Redeia Corp. SA 128,676 2,249,053
Repsol SA 598,697 15,998,402
Repsol SA, Sponsored ADR 21,009 568,083
Sacyr SA 302,413 1,659,497
*Solaria Energia y Medio
Ambiente SA 44,357 1,264,920
Ω#*Talgo SA 23,592 76,520
*Tecnicas Reunidas SA 36,190 1,496,879
#Telefonica SA 1,876,439 8,492,048
Telefonica SA, Sponsored
ADR 80,485 358,963
#Tubacex SA 68,400 231,482
ΩUnicaja Banco SA 782,771 2,536,146
Vidrala SA 11,484 1,035,942
Viscofan SA 24,234 1,705,659
TOTAL SPAIN 223,830,288
SWEDEN — (1.7%)
AAK AB 24,489 697,198
ΩAcadeMedia AB 76,575 819,391
AddLife AB, Class B 48,893 755,176
Addnode Group AB, Class B 68,455 354,043
#AddTech AB, Class B Shares 65,986 2,377,861
Shares Value †
SWEDEN — (Continued)
AFRY AB 62,463 $ 754,803
Alfa Laval AB 33,784 2,001,063
ΩAlimak Group AB 54,219 638,774
Alleima AB 160,605 1,422,581
Alligo AB, Class B 17,735 266,066
ΩAmbea AB, Class B 74,671 1,130,731
*Annehem Fastigheter AB,
Class B 32,316 61,999
AQ Group AB 29,300 692,288
Arjo AB, Class B 153,944 403,334
*Asmodee Group AB, Class B 72,304 968,284
Assa Abloy AB, Class B 51,544 1,957,713
Atlas Copco AB, Class A 351,395 6,616,264
Atlas Copco AB, Class B 129,371 2,165,296
Atrium Ljungberg AB, Class B
Shares 102,694 329,108
ΩAttendo AB 108,755 1,250,719
Avanza Bank Holding AB 56,054 2,007,230
Avarda Bank AB 23,013 415,393
Axfood AB 21,236 647,048
Beijer Alma AB, Class B 22,051 689,995
Beijer Ref AB, Class B 53,013 740,311
Bergman & Beving AB 17,458 589,676
Betsson AB, Class B 192,186 1,950,547
#*Better Collective A/S 16,114 247,669
*BHG Group AB 141,527 352,139
*BICO Group AB, Class B 17,027 39,568
Bilia AB, Class A Shares 63,718 865,010
Billerud Aktiebolag 156,276 1,064,148
Ω*BioArctic AB, Class B 1,748 61,177
BioGaia AB, Class B 35,456 454,893
*BioInvent International AB 15,962 37,870
Bjorn Borg AB 9,075 65,915
Boliden AB 82,779 4,295,572
*Bonava AB, Class B Shares 274,017 256,190
Ω*BoneSupport Holding AB 2,610 62,232
Ω#*Boozt AB 18,483 236,334
ΩBravida Holding AB 94,272 972,076
Bufab AB 81,015 1,038,530
*Bulten AB 10,275 51,254
Byggmax Group AB 51,355 265,049
*Camurus AB 11,471 658,362
*Carasent AB 22,171 57,273
#Castellum AB 107,310 1,366,327
Catella AB 27,094 62,523
Catena AB 12,511 588,234
Cellavision AB 7,630 99,953
#*Cint Group AB 151,025 94,351
Clas Ohlson AB, Class B 56,070 2,414,454
Cloetta AB, Class B 224,699 1,149,737
*Coffee Stain Group AB 57,798 135,157
ΩCoor Service Management
Holding AB 79,916 474,215
#Corem Property Group AB,
Class B 152,335 52,623
Corem Property Group AB,
Class D 3,408 87,485
*CTEK AB 5,485 9,426
CTT Systems AB 2,405 31,505

211
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SWEDEN — (Continued)
Dios Fastigheter AB 42,913 $ 294,763
Ω*Dometic Group AB 111,722 376,758
Duni AB 6,429 59,065
Ω*Dustin Group AB 395,169 71,329
*Dynavox Group AB 52,770 467,418
Eastnine AB 33,132 158,285
Elanders AB, Class B 11,353 59,392
#*Electrolux AB, Class B 205,356 1,129,337
Electrolux Professional AB,
Class B 119,596 597,857
#Elekta AB, Class B 227,830 1,311,293
*Eltel AB 18,432 19,404
*Embracer Group AB, Class B 86,308 588,640
*Enad Global 7 AB 13,536 24,404
*Enea AB 16,680 143,509
Engcon AB, Class B 14,832 107,089
Ependion AB 11,310 155,251
Epiroc AB, Class A 69,657 1,984,629
Epiroc AB, Class B 38,078 939,202
EQT AB 6,714 215,239
Essity AB, Class A 4,520 119,450
#Essity AB, Class B 129,743 3,428,719
ΩEvolution AB 16,856 1,170,386
Ework Group AB 3,340 23,104
Fabege AB 53,268 444,768
Fagerhult Group AB 68,700 164,846
#*Fasadgruppen Group AB 12,018 26,174
#*Fastighets AB Balder, Class
B 91,152 541,282
*Fastighets AB Trianon, Class
B 24,160 45,568
*Fastighetsbolaget Emilshus
AB, Class B 6,408 36,570
FastPartner AB, Class A 19,506 83,490
FastPartner AB, Class D 3,778 29,850
Fenix Outdoor International AG 1,732 79,749
FormPipe Software AB 2,938 7,939
G5 Entertainment AB 4,256 25,393
Getinge AB, Class B Shares 110,141 2,185,106
Granges AB 76,433 1,434,993
Ω*Green Landscaping Group
AB 13,084 43,274
*Gruvaktiebolaget Viscaria 41,316 72,433
H & M Hennes & Mauritz AB,
Class B 81,105 1,442,934
Hanza AB 11,022 162,258
Heba Fastighets AB, Class B 28,440 78,232
Hemnet Group AB 40,953 524,533
Hexagon AB, Class B 120,942 1,297,278
*Hexatronic Group AB 65,283 269,052
Hexpol AB 103,952 844,366
HMS Networks AB 15,000 873,875
Holmen AB, Class B Shares 19,680 675,577
Hufvudstaden AB, Class A 29,175 386,923
Humana AB 34,611 181,437
*Humble Group AB 31,003 24,429
Husqvarna AB, Class A
Shares 10,053 47,484
Shares Value †
SWEDEN — (Continued)
Husqvarna AB, Class B
Shares 212,056 $ 1,008,492
Indutrade AB 54,734 1,166,630
Instalco AB 202,452 837,651
*International Petroleum Corp. 78,158 2,181,216
#*International Petroleum
Corp. 2,124 59,892
INVISIO AB 15,485 445,207
Inwido AB 43,125 653,967
JM AB 102,558 1,278,109
John Mattson
Fastighetsforetagen AB 14,063 89,529
Kabe Group AB, Class B 737 14,140
*Karnell Group AB, Class B 4,032 30,070
*Karnov Group AB, Class B 41,510 300,157
#*K-Fast Holding AB, Class B 60,028 67,347
Klarabo Sverige AB, Class B 29,002 44,764
KNOW IT AB 16,890 144,585
Lagercrantz Group AB, Class
B Shares 86,009 2,242,282
Lifco AB, Class B 22,334 692,815
Lime Technologies AB 5,388 128,412
Lindab International AB 53,623 879,816
Logistea AB, Class B 120,234 181,938
Loomis AB, Class B 58,289 2,695,234
*Medcap AB 5,933 307,683
Medicover AB, Class B 37,183 833,934
MEKO AB 25,464 186,056
MIPS AB 4,530 133,277
*Modern Times Group MTG
AB, Class B 69,814 950,030
Momentum Group AB, Class B 17,590 203,432
ΩMunters Group AB 77,447 1,675,023
Mycronic AB 87,218 2,724,414
*NCAB Group AB 85,879 669,255
NCC AB, Class B 79,411 1,709,775
Nederman Holding AB 9,988 125,877
*Nelly Group AB 7,169 28,050
*Neobo Fastigheter AB 47,347 82,700
*Net Insight AB, Class B 97,523 35,101
New Wave Group AB, Class B 69,005 718,623
Nibe Industrier AB, Class B 161,616 721,795
Nilorngruppen AB, Class B 2,783 15,100
Nivika Fastigheter AB, Class B 13,938 59,206
*Nobia AB 588,286 109,621
Nolato AB, Class B 156,557 839,312
Nordnet AB publ. 29,358 961,475
*Norion Bank AB 41,402 235,384
Note AB 11,345 209,196
NP3 Fastigheter AB 13,768 387,657
Nyfosa AB 64,989 470,634
OEM International AB, Class B 40,740 635,854
*Orexo AB 8,005 16,318
#*Orron Energy AB 117,392 120,286
*Ovzon AB 5,634 32,944
Peab AB, Class B 113,050 1,092,999
Platzer Fastigheter Holding
AB, Class B 25,483 190,326
Prevas AB, Class B 1,675 15,171

212
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SWEDEN — (Continued)
*Pricer AB, Class B 50,502 $ 20,715
Proact IT Group AB 20,238 248,493
Ratos AB, Class B Shares 186,714 659,116
RaySearch Laboratories AB,
Class B 16,035 327,047
Rejlers AB, Class B 6,399 100,288
Rusta AB 15,859 172,785
Rvrc Holding AB 69,495 416,884
Saab AB, Class B 73,788 4,466,248
Sagax AB, Class B 24,248 480,667
*Samhallsbyggnadsbolaget i
Norden AB 382,438 138,890
*Samhallsbyggnadsbolaget i
Norden AB, Class D 73,597 65,468
Sandvik AB 134,306 5,561,304
Scandi Standard AB 34,339 553,765
ΩScandic Hotels Group AB 262,973 2,543,919
*Sdiptech AB, Class B 14,478 353,973
Sectra AB, Class B 48,420 1,335,594
Securitas AB, Class B 109,852 1,829,699
*Sedana Medical AB 33,309 37,154
*Sensys Gatso Group AB 4,901 20,739
Ω*Sinch AB 607,276 1,889,717
#*Sivers Semiconductors AB 34,923 143,438
Skandinaviska Enskilda
Banken AB, Class A 226,933 4,443,294
Skandinaviska Enskilda
Banken AB, Class C 1,689 33,919
Skanska AB, Class B 83,525 2,234,399
SKF AB, Class A 5,812 144,485
SKF AB, Class B Shares 105,500 2,618,143
SkiStar AB 28,530 491,540
#*Smartcraft Group AB 5,706 10,497
Softronic AB, Class B 21,235 51,183
Solid Forsakring AB 9,558 98,866
SSAB AB, Class A 104,409 930,347
SSAB AB, Class B 325,651 2,929,905
*Stendorren Fastigheter AB,
Class B 6,547 132,187
Stenhus Fastigheter I Norden
AB 40,277 49,280
*Stillfront Group AB 218,383 122,151
Storskogen Group AB, Class B 930,829 909,107
Svedbergs Group AB, Class B 8,851 52,330
Svenska Cellulosa AB SCA,
Class A 5,089 57,480
Svenska Cellulosa AB SCA,
Class B 140,315 1,592,438
Svenska Handelsbanken AB,
Class A 141,244 1,993,040
Svenska Handelsbanken AB,
Class B 2,965 71,210
Sweco AB, Class B 96,715 1,319,235
Swedbank AB, Class A 105,923 3,705,971
*Swedish Logistic Property AB,
Class B 67,862 277,627
*Swedish Orphan Biovitrum
AB, Class A 29,970 1,385,787
Synsam AB 93,230 570,350
Shares Value †
SWEDEN — (Continued)
Systemair AB 49,209 $ 377,635
Tele2 AB, Class B Shares 246,418 5,045,871
Telefonaktiebolaget LM
Ericsson, Class A 14,280 167,621
Telefonaktiebolaget LM
Ericsson, Class B 850,833 9,964,197
Telia Co. AB 1,045,721 5,454,717
ΩThule Group AB 24,167 597,651
Trelleborg AB, Class B 66,115 2,678,358
#Troax Group AB 19,542 224,740
VBG Group AB, Class B 13,037 473,463
*Vestum AB 77,181 90,429
Vitec Software Group AB,
Class B 10,614 292,083
Vitrolife AB 47,598 538,647
Volati AB 12,761 114,481
Volvo AB, Class A 52,048 1,793,459
Volvo AB, Class B 528,972 18,244,357
#*Volvo Car AB, Class B 214,369 504,880
Wallenstam AB, Class B
Shares 94,684 400,764
Wihlborgs Fastigheter AB 68,196 600,739
TOTAL SWEDEN 202,618,006
SWITZERLAND — (4.7%)
ABB, Ltd., Registered 234,204 23,490,776
Accelleron Industries AG 59,077 6,315,245
Accelleron Industries AG, ADR 171 18,285
Adecco Group AG 116,772 2,675,729
*AEVIS VICTORIA SA 795 13,876
Alcon AG, ADR 116,645 8,733,211
Allreal Holding AG, Registered 14,404 3,932,298
ALSO Holding AG, Registered 4,431 908,807
*Amrize, Ltd. 97,429 5,239,732
*Amrize, Ltd. 118,132 6,459,081
*ams-OSRAM AG 68,892 1,094,978
APG SGA SA 864 199,414
*Arbonia AG 28,583 150,947
*Aryzta AG 21,262 1,696,501
Ascom Holding AG, Registered 27,055 182,316
Autoneum Holding AG 2,695 392,852
*Avolta AG 77,858 4,280,921
Bachem Holding AG, Class B 7,051 638,336
Banque Cantonale de Geneve,
Class BR 12,566 575,235
Banque Cantonale Vaudoise,
Registered 22,464 3,538,859
#Barry Callebaut AG,
Registered 1,525 2,279,554
*Basilea Pharmaceutica Ag
Allschwil, Registered 9,280 645,524
Belimo Holding AG, Class R 4,002 3,648,649
Bell Food Group AG 1,587 379,070
Bellevue Group AG, Class BR 3,907 37,869
Berner Kantonalbank AG,
Registered 3,375 1,756,441
BKW AG 8,456 1,688,929
Bossard Holding AG,
Registered, Class A 4,791 977,130

213
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SWITZERLAND — (Continued)
Bucher Industries AG,
Registered 5,312 $ 2,102,249
Burckhardt Compression
Holding AG 2,899 1,935,014
Burkhalter Holding AG 4,056 960,516
Bystronic AG 769 191,353
*Carlo Gavazzi Holding AG,
Registered 216 41,430
Cembra Money Bank AG 22,848 2,791,543
Cham Swiss Properties AG 2,487 84,591
Chocoladefabriken Lindt &
Spruengli AG 18 2,322,358
Chocoladefabriken Lindt &
Spruengli AG, Class PC 3 36,730
*Cicor Technologies, Ltd.,
Registered 1,860 326,787
Cie Financiere Richemont SA,
Registered 49,871 9,469,783
Cie Financiere Tradition SA,
Class BR 1,156 434,581
*Clariant AG, Registered 170,542 1,754,377
#Coltene Holding AG,
Registered 1,970 117,386
Cosmo NV 6,425 673,678
CPH Group AG 245 18,045
Daetwyler Holding AG, Class
BR 5,949 1,194,288
DKSH Holding AG 30,123 2,295,673
#*DocMorris AG 33,675 306,156
dormakaba Holding AG 21,392 1,419,660
DSM-Firmenich AG 17,858 1,331,473
*EFG International AG 87,500 1,879,675
Emmi AG, Registered 1,278 1,335,114
EMS-Chemie Holding AG 2,156 1,833,310
#*Feintool International
Holding AG, Registered 3,218 38,350
Flughafen Zurich AG,
Registered 14,647 4,150,342
Forbo Holding AG, Registered 804 754,601
Galderma Group AG 16,452 3,445,864
ΩGalenica AG 36,257 3,859,594
#*GAM Holding AG 38,806 3,990
Geberit AG, Registered 10,207 6,880,801
#Georg Fischer AG,
Registered 80,482 4,388,150
Givaudan SA, Registered 1,656 5,897,270
Glarner Kantonalbank 1,098 33,134
*Gurit Holding AG, Class BR 1,522 72,203
Helvetia Baloise Holding AG,
Registered 65,699 17,977,861
Hiag Immobilien Holding AG 2,190 381,965
*Holcim AG 122,416 11,345,453
Huber + Suhner AG,
Registered 11,637 3,370,348
Hypothekarbank Lenzburg AG,
Class R 9 47,874
Implenia AG, Registered 12,928 1,016,651
Inficon Holding AG, Registered 9,820 1,813,193
Interroll Holding AG, Class R 612 1,278,701
Shares Value †
SWITZERLAND — (Continued)
Intershop Holding AG 2,769 $ 600,502
Investis Holding SA 551 112,025
#IVF Hartmann Holding AG,
Registered 150 25,894
Julius Baer Group, Ltd.,
Registered 109,561 8,980,065
Jungfraubahn Holding AG,
Registered 4,177 1,458,118
Kardex Holding AG,
Registered 5,224 1,863,686
#*Komax Holding AG, Class R 2,814 194,305
Kuehne + Nagel International
AG, Class R 10,197 2,382,190
*Landis+Gyr Group AG 39,551 2,650,051
Lastminute.com NV 2,952 44,541
*LEM Holding SA, Registered 133 51,700
Liechtensteinische
Landesbank AG 7,988 981,583
#Logitech International SA,
Class R 71,049 7,053,745
Lonza Group AG, Registered 11,159 6,837,661
Luzerner Kantonalbank AG,
Registered 11,031 1,452,839
ΩMedacta Group SA 4,158 752,858
ΩMedmix AG 10,010 106,493
Meier Tobler Group AG 2,661 115,008
#Metall Zug AG, Registered 153 141,839
Mikron Holding AG, Registered 5,449 113,572
Mobilezone Holding AG,
Registered 30,257 562,543
Mobimo Holding AG,
Registered 6,808 3,247,086
Ω*Montana Aerospace AG 25,881 678,423
Naturenergie Holding AG 4,187 179,355
Nestle SA, Registered 410,557 41,499,304
#Novartis AG, Class B,
Sponsored ADR 518,086 76,599,015
Novartis AG, Registered 8,087 1,198,495
*Novavest Real Estate AG,
Class B 1,254 69,912
#OC Oerlikon Corp. AG
Pfaeffikon 123,374 538,741
Orell Fuessli AG, Registered 152 32,069
*Orior AG 2,778 46,179
Partners Group Holding AG 5,832 6,323,810
Phoenix Mecano AG,
Registered 268 145,300
Plazza AG, Registered, Class
A 467 266,328
Ω*PolyPeptide Group AG 7,633 372,353
PSP Swiss Property AG,
Registered 22,483 4,487,688
#*Rieter Holding AG,
Registered 18,070 75,210
Roche Holding AG 85,994 35,011,175
Roche Holding AG, Class BR 3,636 1,518,468
Romande Energie Holding SA,
Registered 3,725 246,730
Sandoz Group AG 156,757 12,535,749

214
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
SWITZERLAND — (Continued)
Sandoz Group AG, ADR 55,346 $ 4,439,303
Schindler Holding AG, Class
PC 132 46,146
Schindler Holding AG,
Registered 5,910 1,979,950
Schweiter Technologies AG,
Registered 525 185,618
SFS Group AG 13,276 2,020,132
SGS SA, Registered 56,637 6,129,730
#*Siegfried Holding AG,
Registered 33,010 3,321,894
*SIG Group AG 229,903 3,724,661
Sika AG, Registered 20,989 3,856,683
#Softwareone Holding AG 38,413 338,671
*Softwareone Holding AG 10,747 94,848
Sonova Holding AG 12,933 2,831,187
St. Galler Kantonalbank AG,
Registered 1,960 1,611,508
Stadler Rail AG 38,565 1,122,357
Straumann Holding AG, Class
R 33,858 3,658,335
Sulzer AG, Registered 13,491 2,560,021
Sunrise Communications AG 45,036 2,687,014
Swatch Group AG (The), Class
BR 21,909 5,063,681
#Swatch Group AG (The),
Registered 31,632 1,464,201
Swiss Life Holding AG,
Registered 11,119 13,034,843
Swiss Prime Site AG,
Registered 62,662 10,840,955
#Swiss Re AG, Registered 102,490 16,506,126
Swisscom AG, Registered 12,325 10,425,149
Swissquote Group Holding SA,
Registered 7,433 3,752,380
Tecan Group AG, Class R 5,170 778,095
Temenos AG, Registered 23,043 2,177,454
Thurgauer Kantonalbank 112 27,211
TX Group AG 2,422 384,027
#UBS Group AG 804 35,468
UBS Group AG 358,775 15,750,223
Valiant Holding AG 13,073 3,035,684
ΩVAT Group AG 7,495 5,587,347
Vaudoise Assurances Holding
SA 754 788,661
Vetropack Holding AG, Class
A 9,136 236,563
Vontobel Holding AG, Class R 23,150 1,959,632
VP Bank AG, Class A 1,941 213,447
V-ZUG Holding AG 991 50,434
Walliser Kantonalbank,
Registered 881 173,485
Warteck Invest AG, Registered 82 214,948
#Ypsomed Holding AG,
Registered 1,980 691,183
Zehnder Group AG,
Registered 7,250 609,072
Zug Estates Holding AG, Class
B 101 307,372
Shares Value †
SWITZERLAND — (Continued)
Zuger Kantonalbank, Class BR 46 $ 682,309
Zurich Insurance Group AG 17,781 12,364,053
TOTAL SWITZERLAND 552,877,349
TAIWAN — (8.5%)
104 Corp. 10,000 69,750
91APP, Inc. 49,000 101,296
Aaeon Technology, Inc. 11,546 44,275
ABC Taiwan Electronics Corp. 43,910 41,229
#Ability Enterprise Co., Ltd. 155,361 384,425
#Ability Opto-Electronics
Technology Co., Ltd. 35,700 121,687
#AcBel Polytech, Inc. 648,549 969,206
Accton Technology Corp. 151,929 10,932,731
Ace Pillar Co., Ltd. 4,000 10,642
Acer Cyber Security, Inc. 3,868 20,326
Acer E-Enabling Service
Business, Inc. 10,000 61,229
#Acer, Inc. 2,256,521 1,965,629
#ACES Electronic Co., Ltd. 130,161 357,810
*Acme Electronics Corp. 64,336 57,870
*Acon Holding, Inc. 164,536 36,299
#Acter Group Corp., Ltd. 72,700 1,892,960
Action Electronics Co., Ltd. 170,000 68,141
#Actron Technology Corp. 45,000 193,154
#ADATA Technology Co., Ltd. 252,573 3,475,574
Addcn Technology Co., Ltd. 25,314 123,436
*Adimmune Corp. 233,000 130,161
Adlink Technology, Inc. 73,000 172,797
Advanced Ceramic X Corp. 24,000 129,527
#Advanced Energy Solution
Holding Co., Ltd. 17,000 592,877
Advanced International
Multitech Co., Ltd. 94,000 174,742
#*Advanced Optoelectronic
Technology, Inc. 77,000 64,522
#Advanced Power Electronics
Corp. 53,000 198,220
Advanced Wireless
Semiconductor Co. 84,000 381,764
#Advancetek Enterprise Co.,
Ltd. 244,532 202,204
Advantech Co., Ltd. 240,838 2,732,606
#Aero Win Technology Corp. 10,000 11,078
Aerospace Industrial
Development Corp. 258,000 382,304
#AIC, Inc. 13,000 274,077
#Airoha Technology Corp. 15,000 260,853
Airtac International Group 63,202 2,902,331
Alchip Technologies, Ltd. 35,000 4,567,691
Alexander Marine Co., Ltd. 16,163 85,956
*Algoltek, Inc. 12,000 18,160
*ALI Corp. 59,400 44,056
All Ring Tech Co., Ltd., Class
A 32,000 1,222,049
Allied Circuit Co., Ltd. 10,784 141,588
#Allied Supreme Corp. 31,000 216,715
Allis Electric Co., Ltd. 95,061 330,026
Allmind Holdings Corp. 11,000 15,171

215
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#Alltek Technology Corp. 110,128 $ 181,435
Alltop Technology Co., Ltd. 28,001 291,636
#Alpha Networks, Inc. 136,000 144,222
Altek Corp. 261,206 332,232
Amazing Microelectronic Corp. 47,106 115,072
AMPACS Corp. 35,000 32,808
Ampak Technology, Inc. 20,000 39,578
Ampire Co., Ltd. 64,000 51,003
Ample Electronic Technology
Co., Ltd. 12,600 95,839
#AMPOC Far-East Co., Ltd. 57,616 223,667
#AmTRAN Technology Co.,
Ltd. 379,205 503,859
*Amulaire Thermal
Technology, Inc. 66,000 62,075
#Anderson Industrial Corp. 145,000 131,799
#*Andes Technology Corp. 34,000 245,199
*Anji Technology Co., Ltd. 81,199 85,595
Anpec Electronics Corp. 8,000 59,461
Aopen, Inc. 15,000 22,961
Apac Opto Electronics, Inc. 23,000 155,344
Apacer Technology, Inc. 67,501 468,690
#APAQ Technology Co., Ltd. 16,000 81,554
Apex Biotechnology Corp. 51,226 46,158
#*Apex International Co., Ltd. 175,544 289,208
Apex Science & Engineering 78,986 26,549
ARBOR Technology Corp. 18,000 29,598
#Arcadyan Technology Corp. 120,566 605,027
Ardentec Corp. 401,120 2,468,664
Ares International Corp. 29,000 48,143
#Argosy Research, Inc. 41,025 215,584
Arizon RFID Technology
Cayman Co., Ltd. 17,000 54,459
ASE Technology Holding Co.,
Ltd. 1,108,796 16,727,564
#ASE Technology Holding Co.,
Ltd., ADR 79,484 2,496,592
#Asia Electronic Material Co.,
Ltd. 33,000 45,723
Asia Metal Industries, Inc. 1,000 12,056
#Asia Optical Co., Inc. 166,000 725,623
#Asia Polymer Corp. 254,000 120,649
Asia Tech Image, Inc. 33,000 74,885
Asia Vital Components Co.,
Ltd. 187,946 16,816,643
ASIX Electronics Corp. 22,000 71,518
ASMedia Technology, Inc. 29,364 1,265,031
#*ASolid Technology Co., Ltd. 43,000 118,885
#ASPEED Technology, Inc. 11,600 6,031,656
ASROCK, Inc. 30,000 222,980
#Asustek Computer, Inc. 139,502 2,558,054
ATE Energy International Co.,
Ltd. 78,662 59,336
Aten International Co., Ltd. 64,000 139,778
#*AUO Corp. 3,381,984 1,835,917
AURAS Technology Co., Ltd. 101,000 3,633,953
Aurona Industries, Inc. 32,000 81,100
Aurora Corp., Class A 24,100 43,432
#Avalue Technology, Inc. 38,000 108,779
Shares Value †
TAIWAN — (Continued)
AVer Information, Inc. 23,000 $ 28,456
Avermedia Technologies 86,000 127,977
Axiomtek Co., Ltd. 57,483 195,937
#Azurewave Technologies,
Inc. 70,000 133,882
Bafang Yunji International Co.,
Ltd. 23,000 128,848
Bank of Kaohsiung Co., Ltd. 538,246 201,304
#Baotek Industrial Materials,
Ltd. 65,000 235,920
Basso Industry Corp. 80,000 82,059
BenQ Materials Corp. 117,000 95,455
*BES Engineering Corp. 1,515,582 624,228
*Best Precision Industrial Co.,
Ltd. 11,000 43,397
*Billion Electric Co., Ltd. 63,000 36,983
#*Bin Chuan Enterprise Co.,
Ltd. 66,000 120,400
B'in Live Co., Ltd. 24,000 55,447
*Bionime Corp. 18,123 35,520
#*Biostar Microtech
International Corp. 129,000 172,831
Bioteque Corp. 25,000 91,133
Bizlink Holding, Inc. 84,995 7,430,641
Bon Fame Co., Ltd. 5,000 8,664
#Bora Pharmaceuticals Co.,
Ltd. 41,456 533,827
Brave C&H Supply Co., Ltd. 21,000 49,974
Bright Led Electronics Corp. 50,000 49,788
#Brightek Optoelectronic Co.,
Ltd. 50,000 66,989
Brighton-Best International
Taiwan, Inc. 225,423 239,763
#Brillian Network & Automation
Integrated System Co., Ltd. 16,000 223,201
#Brogent Technologies, Inc. 30,859 90,674
C Sun Manufacturing, Ltd. 83,003 1,595,380
*Calin Technology Co., Ltd. 52,000 47,594
Calitech Co., Ltd. 13,000 39,552
*Cameo Communications, Inc. 138,000 38,546
Capital Futures Corp. 66,690 118,291
Capital Securities Corp. 1,437,000 1,272,163
#*Career Technology MFG.
Co., Ltd. 288,243 163,296
Castles Technology Co., Ltd. 51,875 78,014
Caswell, Inc. 36,000 92,032
Cathay Chemical Works 35,000 51,145
Cathay Consolidated, Inc. 5,000 14,518
Cathay Financial Holding Co.,
Ltd. 2,036,053 4,960,889
Cathay Real Estate
Development Co., Ltd. 402,300 293,937
*CCP Contact Probes Co., Ltd. 83,786 735,139
#Celxpert Energy Corp. 93,465 99,263
Cenra, Inc. 61,000 61,030
Central Reinsurance Co., Ltd. 253,077 240,820
#Century Iron & Steel
Industrial Co., Ltd. 139,000 443,087
Chain Chon Industrial Co., Ltd. 96,612 29,913

216
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
*ChainQui Construction
Development Co., Ltd. 58,990 $ 25,134
Chaintech Technology Corp. 54,000 51,640
Champion Building Materials
Co., Ltd. 67,573 18,341
#*Champion Microelectronic
Corp. 30,000 50,466
Chang Hwa Commercial Bank,
Ltd. 3,447,686 2,301,395
#Chang Wah Technology Co.,
Ltd. 194,000 315,940
Channel Well Technology Co.,
Ltd. 131,000 229,465
Chant Sincere Co., Ltd. 37,000 101,012
#Charoen Pokphand
Enterprise 130,012 568,311
CHC Healthcare Group 22,000 20,171
CHC Resources Corp. 45,900 101,116
Chen Full International Co.,
Ltd. 57,000 113,156
Chenbro Micom Co., Ltd. 37,000 1,319,573
Cheng Fwa Industrial Co., Ltd. 53,000 29,608
Cheng Loong Corp. 540,360 300,157
#*Cheng Mei Materials
Technology Corp. 224,176 275,935
Cheng Shin Rubber Industry
Co., Ltd. 1,002,341 987,014
Cheng Uei Precision Industry
Co., Ltd. 243,050 283,825
#Chenming Electronic
Technology Corp. 59,000 194,590
Chia Chang Co., Ltd. 37,000 44,258
Chialin Precision Industrial
Co., Ltd. 13,000 28,680
#Chicony Electronics Co., Ltd. 361,400 1,408,667
#Chicony Power Technology
Co., Ltd. 98,807 252,596
#Chief Telecom, Inc. 22,700 243,947
Chien Shing Harbour Service
Co., Ltd. 22,000 29,301
*Chien Shing Stainless Steel
Co., Ltd., Class A 46,878 16,349
Chime Ball Technology Co.,
Ltd. 25,000 57,441
#China Airlines, Ltd. 2,459,019 1,389,211
China Bills Finance Corp. 483,000 256,100
China Ecotek Corp. 18,000 28,916
China Fineblanking
Technology Co., Ltd. 25,000 17,122
#China General Plastics Corp. 284,108 133,157
#China Glaze Co., Ltd. 77,000 62,456
#*China Man-Made Fiber
Corp. 829,000 171,376
China Metal Products 212,290 139,698
China Motor Corp. 199,000 339,784
China Steel Chemical Corp. 123,000 303,963
China Steel Corp. 5,546,882 3,282,489
China Steel Structure Co., Ltd. 40,000 53,970
China Wire & Cable Co., Ltd. 67,160 67,617
Shares Value †
TAIWAN — (Continued)
#Chinese Maritime Transport,
Ltd. 69,570 $ 118,788
Ching Feng Home Fashions
Co., Ltd. 81,333 46,847
Chin-Poon Industrial Co., Ltd. 524,126 846,952
#Chipbond Technology Corp. 520,000 2,675,125
ChipMOS Technologies, Inc. 365,096 804,295
ChipMOS Technologies, Inc.,
ADR 4,941 225,408
Chlitina Holding, Ltd. 40,995 137,795
Chong Hong Development
Co., Ltd. 143,944 353,449
Chroma ATE, Inc. 81,560 5,457,154
Chun YU Works & Co., Ltd. 18,900 8,769
#Chun Yuan Steel Industry
Co., Ltd. 329,570 257,440
#*Chung Hung Steel Corp. 659,212 366,177
#Chung Hwa Chemical
Industrial Works, Ltd. 32,000 82,312
Chung Hwa Food Industrial
Co., Ltd. 12,260 28,827
#*Chung Hwa Pulp Corp. 269,629 110,628
Chung Lien Co., Ltd. 4,000 4,122
Chung-Hsin Electric &
Machinery Manufacturing
Corp. 325,000 1,523,221
Chunghwa Chemical Synthesis
& Biotech Co., Ltd. 21,000 18,724
Chunghwa Precision Test
Tech Co., Ltd. 8,000 868,563
Chunghwa Telecom Co., Ltd. 261,727 1,123,416
#Chunghwa Telecom Co., Ltd.,
Sponsored ADR 7,515 325,700
#Cleanaway Co., Ltd. 572,000 500,971
C-Media Electronics, Inc. 41,000 51,243
Collins Co., Ltd. 90,000 35,222
#Compal Electronics, Inc. 2,544,747 2,329,141
Compeq Manufacturing Co.,
Ltd. 947,000 7,307,721
*Complex Micro
Interconnection Co., Ltd. 29,000 34,735
Compucase Enterprise 17,000 34,339
#Concord International
Securities Co., Ltd. 177,277 159,459
Concord Securities Co., Ltd. 402,835 247,286
#Continental Holdings Corp. 282,200 184,811
Contrel Technology Co., Ltd. 72,000 236,330
Coremax Corp. 72,172 193,160
#Coretronic Corp. 242,000 504,859
Co-Tech Development Corp. 499,253 6,121,599
*Coxon Precise Industrial Co.,
Ltd. 93,000 42,707
Crowell Development Corp. 16,000 11,362
Cryomax Cooling System
Corp. 39,000 39,019
CS Group Investment Holding,
Ltd. 67,000 39,966
CTBC Financial Holding Co.,
Ltd. 7,175,654 11,844,489

217
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
CTCI Advanced Systems, Inc. 11,000 $ 56,589
CTCI Corp. 459,266 532,690
CTI Traffic Industries Co., Ltd. 3,000 2,556
Cub Elecparts, Inc. 26,000 98,881
#CviLux Corp. 61,760 243,652
Cyberlink Corp. 38,000 78,436
CyberPower Systems, Inc. 29,250 172,170
#*CyberTAN Technology, Inc. 261,424 205,446
*Cypress Technology Co., Ltd. 10,000 7,401
Cystech Electronics Corp. 5,239 17,692
DA CIN Construction Co., Ltd. 132,400 301,284
Dafeng TV, Ltd. 15,000 22,156
Dah San Electric Wire & Cable
Co., Ltd. 16,000 23,078
#Da-Li Development Co., Ltd. 194,920 279,912
#Darfon Electronics Corp. 158,000 132,895
Darwin Precisions Corp. 157,700 63,708
Davicom Semiconductor, Inc. 51,000 42,172
#Daxin Materials Corp. 39,100 548,532
De Licacy Industrial Co., Ltd. 140,730 44,416
Delpha Construction Co., Ltd. 79,000 51,986
Delta Electronics, Inc. 185,699 12,688,802
#Depo Auto Parts Ind Co., Ltd. 72,000 282,914
Desiccant Technology Corp. 13,000 98,471
DFI, Inc. 23,000 41,014
Dimerco Data System Corp. 23,500 69,570
Dimerco Express Corp. 73,878 181,871
DingZing Advanced Materials,
Inc. 11,000 29,267
#D-Link Corp. 455,897 199,283
*DONPON PRECISION, Inc. 43,300 63,752
Dr Wu Skincare Co., Ltd. 5,000 15,781
Draytek Corp. 49,000 37,580
Drewloong Precision, Inc. 16,758 76,426
Dyaco International, Inc. 105,879 69,507
#Dynamic Holding Co., Ltd. 219,603 1,205,982
#Dynapack International
Technology Corp. 90,000 1,024,002
#E Ink Holdings, Inc. 515,000 2,234,926
E.Sun Financial Holding Co.,
Ltd. 3,412,350 3,430,174
#Eastech Holding, Ltd. 32,000 77,363
Eastern Media International
Corp. 136,399 86,959
#Eclat Textile Co., Ltd. 141,143 1,490,077
eCloudvalley Digital
Technology Co., Ltd. 21,000 45,467
ECOVE Environment Corp. 24,000 218,530
#Edimax Technology Co., Ltd. 131,313 60,715
Edison Opto Corp. 64,000 47,165
#*Edom Technology Co., Ltd. 141,578 170,468
eGalax_eMPIA Technology,
Inc. 25,559 40,656
#*Egis Technology, Inc. 68,000 261,831
*EirGenix, Inc. 143,000 203,773
#Elan Microelectronics Corp. 239,600 1,032,221
E-Lead Electronic Co., Ltd. 39,227 68,217
E-LIFE MALL Corp. 48,000 75,747
#Elite Advanced Laser Corp. 75,723 721,752
Shares Value †
TAIWAN — (Continued)
#Elite Material Co., Ltd. 65,162 $ 9,347,198
Elite Semiconductor
Microelectronics Technology,
Inc. 7,000 37,447
#Elitegroup Computer Systems
Co., Ltd. 241,087 156,365
#eMemory Technology, Inc. 19,000 2,335,685
Emerging Display
Technologies Corp. 82,000 59,266
Ennoconn Corp. 81,893 832,254
#Ennostar, Inc. 489,933 1,145,798
EnTie Commercial Bank Co.,
Ltd. 334,000 143,891
EOI Investment Holdings Co.,
Ltd. 193,000 118,780
#*Epileds Technologies, Inc. 53,000 79,037
*Episil Technologies, Inc. 51,000 106,557
Episil-Precision, Inc. 55,000 155,707
Eris Technology Corp. 9,687 66,344
#Eson Precision Ind Co., Ltd. 85,000 283,025
#Eternal Materials Co., Ltd. 659,293 1,641,756
Eurocharm Holdings Co., Ltd. 28,000 146,696
EVA Airways Corp. 2,241,132 2,369,547
Ever Ohms Technology Co.,
Ltd. 22,000 26,107
Ever Supreme Bio Technology
Co., Ltd. 8,799 35,685
*Everest Textile Co., Ltd. 340,794 75,076
#Evergreen Aviation
Technologies Corp. 85,000 410,453
Evergreen International
Storage & Transport Corp. 215,500 322,728
#Evergreen Marine Corp.
Taiwan, Ltd. 186,000 1,185,816
EVERGREEN Steel Corp. 141,000 433,887
#Everlight Chemical Industrial
Corp. 352,155 627,965
Everlight Electronics Co., Ltd. 273,225 613,117
Evertop Wire Cable Corp. 24,000 16,778
Excel Cell Electronic Co., Ltd. 32,000 22,623
Excelliance Mos Corp. 17,000 47,698
#Excelsior Medical Co., Ltd. 85,619 192,940
EZconn Corp. 4,000 266,376
*Falcon Machine Tools Co.,
Ltd. 51,000 24,466
#Far Eastern Department
Stores, Ltd. 536,249 375,727
Far Eastern International Bank 2,607,949 1,008,297
#Far Eastern New Century
Corp. 1,539,625 1,251,254
Far EasTone
Telecommunications Co., Ltd. 1,085,907 3,238,751
#Faraday Technology Corp. 155,548 824,759
Farglory F T Z Investment
Holding Co., Ltd. 109,377 160,521
Farglory Land Development
Co., Ltd. 212,575 461,587
FDC International Hotels Corp. 21,000 26,279

218
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Feature Integration
Technology, Inc. 11,000 $ 41,314
#*Federal Corp. 220,567 130,873
#Feedback Technology Corp. 32,401 196,342
*Feicheng Development
Technology Co., Ltd. 56,000 21,297
Feng Hsin Steel Co., Ltd. 340,000 653,506
#Feng TAY Enterprise Co.,
Ltd. 72,492 160,384
FIC Global, Inc. 17,000 35,304
FineTek Co., Ltd. 19,971 62,716
#Firich Enterprises Co., Ltd. 170,000 119,917
#First Copper Technology Co.,
Ltd. 159,000 188,184
First Financial Holding Co.,
Ltd. 2,526,376 2,300,366
First Insurance Co., Ltd. (The) 168,000 138,389
*First Steamship Co., Ltd. 495,553 78,358
FIT Holding Co., Ltd. 128,000 80,191
#*Fittech Co., Ltd. 47,293 226,132
*FLEXium Interconnect, Inc. 228,515 474,563
#Flytech Technology Co., Ltd. 69,312 236,257
#FocalTech Systems Co., Ltd. 159,000 251,413
Forcecon Tech Co., Ltd. 70,219 205,663
Forcelead Technology Corp. 5,000 27,379
Forest Water Environment
Engineering Co., Ltd. 33,171 37,584
#Formosa Advanced
Technologies Co., Ltd. 115,000 220,676
Formosa International Hotels
Corp. 53,246 283,165
Formosa Laboratories, Inc. 82,108 140,196
Formosa Oilseed Processing
Co., Ltd. 46,210 46,670
Formosa Optical Technology
Co., Ltd. 16,000 49,084
Formosa Petrochemical Corp. 156,000 277,688
#Formosa Plastics Corp. 2,230,000 3,624,643
#Formosa Sumco Technology
Corp. 44,000 262,463
Formosan Union Chemical
Corp. 227,304 133,795
Fortune Electric Co., Ltd. 52,250 1,464,375
*Forward Electronics Co., Ltd.,
Class A 39,000 15,448
Fositek Corp. 8,000 522,653
Founding Construction &
Development Co., Ltd. 120,208 54,253
#Foxsemicon Integrated
Technology, Inc. 66,845 652,954
Foxwell Power Co., Ltd. 4,000 8,067
#Franbo Lines Corp. 98,663 53,404
Froch Enterprise Co., Ltd. 138,000 69,469
Fu Chun Shin Machinery
Manufacture Co., Ltd. 65,910 52,629
#Fu Hua Innovation Co., Ltd. 330,926 145,177
#Fubon Financial Holding Co.,
Ltd. 1,712,294 4,863,781
Shares Value †
TAIWAN — (Continued)
#Fulgent Sun International
Holding Co., Ltd. 122,601 $ 299,881
#*Fulltech Fiber Glass Corp. 323,561 1,107,998
Fusheng Precision Co., Ltd. 72,000 570,374
Fwusow Industry Co., Ltd. 187,109 79,723
G Shank Enterprise Co., Ltd. 108,713 401,440
*G Tech Optoelectronics Corp. 75,710 113,023
#Gallant Precision Machining
Co., Ltd. 81,000 331,061
#Gamania Digital
Entertainment Co., Ltd. 104,000 128,997
*GCS Holdings, Inc. 28,138 600,334
GEM Services, Inc. 30,200 88,071
#Gemtek Technology Corp. 879,348 951,937
*General Interface Solution
GIS Holding, Ltd. 166,000 399,224
*General Plastic Industrial Co.,
Ltd. 42,114 27,181
Generalplus Technology, Inc. 44,000 64,644
#Genesys Logic, Inc. 39,000 121,488
Genius Electronic Optical Co.,
Ltd. 79,646 1,279,484
Genovate Biotechnology Co.,
Ltd. 40,361 34,967
GeoVision, Inc. 51,130 87,141
#Getac Holdings Corp. 336,000 1,035,004
GFC, Ltd. 18,000 66,468
Giant Manufacturing Co., Ltd. 254,159 540,653
*Giantplus Technology Co.,
Ltd. 205,000 86,052
Gigabyte Technology Co., Ltd. 345,000 2,972,589
*Gigasolar Materials Corp. 30,423 113,302
#*Gigastorage Corp. 240,060 231,464
#Global Brands Manufacture,
Ltd. 308,772 958,928
Global Lighting Technologies,
Inc. 41,000 48,525
#Global Mixed Mode
Technology, Inc. 44,000 349,256
Global PMX Co., Ltd. 45,000 190,314
Global Unichip Corp. 34,000 4,571,320
#Globalwafers Co., Ltd. 111,000 2,031,908
Globe Union Industrial Corp. 165,480 48,415
#Gloria Material Technology
Corp. 353,636 359,390
*GlycoNex, Inc. 41,745 31,620
#GMI Technology, Inc. 38,187 49,173
Gold Circuit Electronics, Ltd. 242,900 10,656,031
*Gold Rain Enterprises Corp. 27,000 37,836
Golden Long Teng
Development Co., Ltd. 10,000 8,127
#Goldsun Building Materials
Co., Ltd. 678,788 755,173
Good Finance Securities Co.,
Ltd. 13,000 13,560
Good Will Instrument Co., Ltd. 29,000 52,628
#Gordon Auto Body Parts 112,000 99,506
Gourmet Master Co., Ltd. 57,026 114,288

219
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Grand Fortune Securities Co.,
Ltd. 230,476 $ 111,657
#*Grand Pacific Petrochemical 794,000 308,233
Grand Process Technology
Corp. 8,000 744,844
GrandTech CG Systems, Inc. 27,890 38,599
Grape King Bio, Ltd. 57,000 202,386
Great Tree Pharmacy Co., Ltd. 27,558 67,059
#Great Wall Enterprise Co.,
Ltd. 528,614 890,908
Greatek Electronics, Inc. 212,000 562,041
Green World FinTech Service
Co., Ltd. 66,000 99,777
Group Up Industrial Co., Ltd. 22,000 322,524
GTM Holdings Corp. 82,350 77,062
#Gudeng Precision Industrial
Co., Ltd. 35,344 599,022
*Hai Kwang Enterprise Corp. 74,358 33,090
*HannsTouch Holdings Co. 346,941 133,588
Hanpin Electron Co., Ltd. 37,000 60,490
*Harvatek Corp. 103,239 81,784
Heran Co., Ltd. 33,600 55,674
#Hey Song Corp. 202,500 225,288
Hi-Clearance, Inc. 12,444 53,414
Highlight Tech Corp. 18,400 46,458
*High-Tek Harness Enterprise
Co., Ltd. 21,000 490
Highwealth Construction Corp. 1,094,112 1,386,438
Hi-Lai Foods Co., Ltd. 10,000 48,920
HIM International Music, Inc. 19,800 52,743
Hiroca Holdings, Ltd. 43,000 22,189
#*Hitron Technology, Inc. 72,000 68,740
Hiwin Mikrosystem Corp. 41,000 287,270
#Hiwin Technologies Corp. 218,767 2,157,670
#Hiyes International Co., Ltd. 41,569 93,281
Hocheng Corp. 206,580 113,446
Holiday Entertainment Co.,
Ltd. 38,850 67,929
#*Holtek Semiconductor, Inc. 86,000 147,113
#Holy Stone Enterprise Co.,
Ltd. 97,200 651,896
Hon Hai Precision Industry
Co., Ltd. 1,425,177 9,873,167
Hon Hai Precision Industry
Co., Ltd., Registered, GDR 36,243 515,375
Honey Hope Honesty
Enterprise Co., Ltd. 15,000 40,430
Hong Pu Real Estate
Development Co., Ltd. 127,695 86,851
Hong TAI Electric Industrial 151,000 169,899
#*Hota Industrial
Manufacturing Co., Ltd. 155,439 252,651
#Hotai Motor Co., Ltd. 78,800 1,185,065
#Hsin Kuang Steel Co., Ltd. 105,000 134,711
Hsin Yung Chien Co., Ltd. 14,000 39,104
Hu Lane Associate, Inc. 88,538 300,394
#HUA ENG Wire & Cable Co.,
Ltd. 146,000 150,679
Shares Value †
TAIWAN — (Continued)
Hua Jung Components Co.,
Ltd. 65,000 $ 50,364
Hua Nan Financial Holdings
Co., Ltd. 1,795,561 1,816,274
Hua Yu Lien Development
Co., Ltd. 98,989 156,054
Huaku Development Co., Ltd. 211,861 842,509
#Huang Hsiang Construction
Corp. 89,504 105,932
Hung Ching Development &
Construction Co., Ltd. 101,000 108,540
Hung Sheng Construction, Ltd. 252,608 151,878
Huxen Corp. 21,000 30,057
Hwa Fong Rubber Industrial
Co., Ltd. 144,687 65,757
#Hwacom Systems, Inc. 120,000 211,334
#Hwang Chang General
Contractor Co., Ltd. 94,724 139,614
#Ibase Technology, Inc. 93,000 121,957
#IBF Financial Holdings Co.,
Ltd. 2,003,760 916,995
*IC Plus Corp. 40,000 85,468
#Ichia Technologies, Inc. 224,000 496,293
I-Chiun Precision Industry Co.,
Ltd. 68,501 584,813
*Ideal Bike Corp. 110,711 21,000
In Win Development, Inc. 10,000 27,805
Info-Tek Corp. 27,000 28,334
Ingentec Corp. 11,025 172,937
#Innodisk Corp. 46,258 1,817,646
#Innolux Corp. 4,298,580 3,249,254
#Inpaq Technology Co., Ltd. 71,657 170,523
#Insyde Software Corp. 16,800 164,105
Intai Technology Corp. 19,400 60,616
#Integrated Service
Technology, Inc. 41,382 259,907
*IntelliEPI, Inc. 10,000 249,649
Interactive Digital
Technologies, Inc. 15,000 40,098
#International Games System
Co., Ltd. 140,000 3,305,086
#Inventec Corp. 1,199,944 1,738,308
#Iron Force Industrial Co., Ltd. 44,816 123,340
#I-Sheng Electric Wire & Cable
Co., Ltd., Class F 86,000 129,606
#ITE Technology, Inc. 125,000 489,198
ITEQ Corp. 226,019 1,926,025
#Jarllytec Co., Ltd. 26,650 84,952
Jean Co., Ltd. 123,162 70,940
Jentech Precision Industrial
Co., Ltd. 18,698 3,174,904
Jetway Information Co., Ltd. 24,500 32,051
#Jetwell Computer Co., Ltd. 49,280 267,518
Jia Wei Lifestyle, Inc. 34,050 32,616
Jih Lin Technology Co., Ltd. 32,000 55,548
Jiin Yeeh Ding Enterprise Co.,
Ltd. 47,000 126,680
#Jinan Acetate Chemical Co.,
Ltd. 335,470 447,865

220
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Jiu Han System Technology
Co., Ltd. 14,000 $ 182,266
#Johnson Health Tech Co.,
Ltd. 67,000 257,981
*Joinsoon Electronics
Manufacturing Co., Ltd. 46,421 19,779
#JPC connectivity, Inc. 54,000 354,495
#JPP Holding Co., Ltd. 24,151 261,446
#JSL Construction &
Development Co., Ltd. 91,777 156,706
K Laser Technology, Inc. 118,000 62,753
Kaori Heat Treatment Co., Ltd. 24,147 952,635
Kedge Construction Co., Ltd. 37,924 101,140
Keding Enterprises Co., Ltd. 6,000 25,943
KEE TAI Properties Co., Ltd. 235,266 72,471
Kenda Rubber Industrial Co.,
Ltd. 428,557 233,319
*Kent Industrial Co., Ltd. 28,000 21,297
Kerry TJ Logistics Co., Ltd. 145,000 138,435
#Keystone Microtech Corp. 8,000 536,540
KGI Financial Holding Co., Ltd. 7,874,806 5,343,570
#KHGEARS International, Ltd. 12,000 67,604
Kindom Development Co., Ltd. 303,720 282,301
King Chou Marine Technology
Co., Ltd. 39,220 58,364
King Polytechnic Engineering
Co., Ltd. 32,200 49,899
King Slide Works Co., Ltd. 23,000 2,838,296
King Yuan Electronics Co., Ltd. 775,545 7,404,326
*King's Town Construction
Co., Ltd. 50,000 57,994
Kingwaytek Technology Co.,
Ltd. 6,000 11,514
Kinik Co. 53,000 903,281
#*Kinko Optical Co., Ltd. 77,871 153,115
#Kinpo Electronics 1,239,000 1,081,234
#Kinsus Interconnect
Technology Corp. 287,643 4,793,369
KMC Kuei Meng International,
Inc. 35,581 90,737
KNH Enterprise Co., Ltd. 81,000 36,430
Ko Ja Cayman Co., Ltd. 34,000 40,133
*KS Terminals, Inc. 84,162 145,297
Kuang Hong Arts
Management, Inc., Class A 16,000 50,498
#Kung Long Batteries
Industrial Co., Ltd. 34,000 131,989
*Kung Sing Engineering Corp. 311,738 111,671
#Kuo Toong International Co.,
Ltd. 138,917 219,658
*Kuo Yang Construction Co.,
Ltd. 143,000 79,884
Kwong Lung Enterprise Co.,
Ltd. 70,000 104,609
L&K Engineering Co., Ltd. 120,880 2,556,127
La Kaffa International Co., Ltd. 22,000 45,410
Lang, Inc. 14,000 23,463
#Lanner Electronics, Inc. 77,080 194,862
Largan Precision Co., Ltd. 45,000 3,571,936
Shares Value †
TAIWAN — (Continued)
Laster Tech Co., Ltd. 63,898 $ 34,586
*Leader Electronics, Inc. 65,549 17,750
Leadtrend Technology Corp. 28,623 55,287
*Lealea Enterprise Co., Ltd. 505,290 97,439
LEE CHI Enterprises Co., Ltd. 96,000 31,511
#Lelon Electronics Corp. 91,634 510,451
Lemtech Holdings Co., Ltd. 31,866 82,168
Leo Systems, Inc. 33,000 34,162
*Leofoo Development Co., Ltd. 75,104 39,467
*Li Peng Enterprise Co., Ltd. 378,366 59,589
#Lian HWA Food Corp. 88,803 243,277
#Lien Hwa Industrial Holdings
Corp. 828,863 1,080,403
Line Pay Taiwan, Ltd. 7,000 62,191
Lingsen Precision Industries,
Ltd. 332,000 309,634
Lintes Technology Co., Ltd. 2,000 25,280
Lion Travel Service Co., Ltd. 43,000 215,784
#Lite-On Technology Corp. 1,439,164 7,540,003
Liton Technology Corp. 44,000 86,654
*Long Bon International Co.,
Ltd. 65,000 27,285
Long Da Construction &
Development Corp. 94,000 96,568
#*Longchen Paper &
Packaging Co., Ltd. 513,331 146,622
Longwell Co. 75,000 675,804
Loop Telecommunication
International, Inc. 18,000 34,143
Lotes Co., Ltd. 45,089 3,721,306
Lotus Pharmaceutical Co., Ltd. 98,000 683,552
Loyalty Founder Enterprise
Co., Ltd. 62,000 48,920
Lu Hai Holding Corp. 8,401 5,621
Lucky Cement Corp. 68,000 31,227
Lumax International Corp., Ltd. 44,030 160,503
#*Lung Yen Life Service Corp. 102,000 141,807
Lungteh Shipbuilding Co., Ltd. 38,850 166,757
Luxe Green Energy
Technology Co., Ltd. 45,320 31,039
#LuxNet Corp. 9,461 181,848
M3 Technology, Inc. 17,000 47,216
Macauto Industrial Co., Ltd.,
Class A 35,000 59,209
Machvision, Inc. 5,500 151,541
Macnica Galaxy, Inc. 3,000 8,645
Macroblock, Inc. 22,000 40,133
*Macronix International Co.,
Ltd. 1,665,974 8,097,335
#Magnate Technology Co.,
Ltd. 36,000 52,663
Makalot Industrial Co., Ltd. 171,273 1,143,279
#Marketech International Corp. 46,000 548,786
Materials Analysis Technology,
Inc. 38,247 400,160
Maxigen Biotech, Inc. 36,000 44,198
Mayer Steel Pipe Corp. 130,040 90,908
MediaTek, Inc. 233,048 19,197,250

221
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Medimaging Integrated
Solution, Inc. 15,000 $ 32,903
Mega Financial Holding Co.,
Ltd. 2,067,788 2,551,737
Mega Union Technology, Inc. 3,000 85,499
*Megaforce Co., Ltd. 51,000 49,093
*Mercuries & Associates
Holding, Ltd. 331,008 143,124
Mercuries Data Systems, Ltd. 71,322 47,496
*Mercuries Life Insurance Co.,
Ltd. 2,374,020 577,686
#Merida Industry Co., Ltd. 166,000 303,347
Merry Electronics Co., Ltd. 184,565 500,958
#METAAGE Corp. 91,000 131,253
#*Microbio Co., Ltd. 324,998 158,988
#Micro-Star International Co.,
Ltd. 560,394 1,727,990
#Mildef Crete, Inc. 32,000 105,541
MIN AIK Technology Co., Ltd. 134,000 118,629
*Mobiletron Electronics Co.,
Ltd. 32,600 33,439
#Momo.com, Inc. 65,711 353,603
#*MOSA Industrial Corp. 134,390 77,195
Mosel Vitelic, Inc. 46,000 48,781
#Motech Industries, Inc. 321,000 277,593
MPI Corp. 49,000 7,616,500
#MSSCORPS Co., Ltd. 31,324 840,329
My Humble House Hospitality
Management Consulting 50,000 54,443
Nak Sealing Technologies
Corp. 47,000 172,813
#Namchow Holdings Co., Ltd. 94,000 104,133
Nan Juen International Co.,
Ltd. 11,000 235,383
#Nan Kang Rubber Tire Co.,
Ltd. 355,000 374,781
Nan Liu Enterprise Co., Ltd. 18,000 22,412
#Nan Pao Resins Chemical
Co., Ltd. 38,000 429,958
*Nan Ren Lake Leisure
Amusement Co., Ltd. 117,000 29,357
Nan Ya Plastics Corp. 1,719,187 4,861,656
Nan Ya Printed Circuit Board
Corp. 107,000 3,393,931
Nang Kuang Pharmaceutical
Co., Ltd. 26,000 27,490
#*Nanya Technology Corp. 677,110 4,605,318
#National Aerospace
Fasteners Corp. 11,065 40,685
National Petroleum Co., Ltd.,
Class A 67,000 119,263
#Netronix, Inc. 37,000 101,712
*New Asia Construction &
Development Corp. 101,000 43,512
New Best Wire Industrial Co.,
Ltd. 28,000 25,451
*Newmax Technology Co., Ltd. 67,000 57,834
#Nextronics Engineering Corp. 40,000 209,566
#Nichidenbo Corp. 108,424 329,537
Shares Value †
TAIWAN — (Continued)
Nidec Chaun-Choung
Technology Corp. 8,000 $ 40,146
#Nien Made Enterprise Co.,
Ltd. 108,000 1,196,421
Niko Semiconductor Co., Ltd. 44,637 78,470
Nishoku Technology, Inc. 3,000 11,362
Nova Technology Corp. 22,000 158,311
#Novatek Microelectronics
Corp. 295,000 3,808,013
#Nuvoton Technology Corp. 90,140 419,626
O-Bank Co., Ltd. 870,746 277,566
*OBI Pharma, Inc. 56,000 56,292
Ocean Plastics Co., Ltd. 130,000 124,730
OK Biotech Co., Ltd. 56,572 23,211
Optimax Technology Corp. 106,000 94,844
Orient Europharma Co., Ltd. 24,000 36,358
#Orient Semiconductor
Electronics, Ltd. 273,605 474,078
#*Oriental Union Chemical
Corp. 387,992 159,191
O-TA Precision Industry Co.,
Ltd. 45,000 97,571
Pacific Hospital Supply Co.,
Ltd. 26,396 66,231
Paiho Shih Holdings Corp. 91,875 48,715
#Pan German Universal
Motors, Ltd. 19,000 127,428
Pan Jit International, Inc. 293,046 934,136
#Pan Ram International Corp. 57,000 90,489
#Pan-International Industrial
Corp. 429,000 670,894
Panion & BF Biotech, Inc. 23,000 49,507
#Parade Technologies, Ltd. 59,000 1,070,713
*Paragon Technologies Co.,
Ltd. 35,000 36,232
#Parpro Corp. 38,000 73,878
*PChome Online, Inc. 76,107 54,406
PCL Technologies, Inc. 52,961 363,554
P-Duke Technology Co., Ltd. 26,284 97,887
#Pegatron Corp. 1,285,261 3,338,446
#Pegavision Corp. 34,113 300,923
PharmaEngine, Inc. 63,000 109,161
PharmaEssentia Corp. 97,107 2,025,840
*Phihong Technology Co., Ltd. 274,000 207,114
Phison Electronics Corp. 54,000 3,238,176
Phoenix Silicon International
Corp. 94,686 732,158
Phoenix Tours International,
Inc. 22,750 36,547
*Phytohealth Corp. 124,000 47,941
#Pixart Imaging, Inc. 109,000 713,835
Planet Technology Corp. 26,000 114,062
Podak Co., Ltd. 14,000 18,934
Polytronics Technology Corp.,
Class A 30,470 70,490
#Posiflex Technology, Inc. 36,698 213,115
Potens Semiconductor Corp. 11,000 39,231
Power Wind Health Industry,
Inc. 27,809 130,775

222
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
*Powerchip Semiconductor
Manufacturing Corp. 2,277,000 $ 3,729,783
Powertech Technology, Inc. 524,900 3,362,991
Powertip Technology Corp. 92,728 35,705
#Poya International Co., Ltd. 52,254 948,289
President Chain Store Corp. 412,768 2,918,147
#President Securities Corp. 702,950 789,819
#Primax Electronics, Ltd. 350,000 809,702
*Prime Electronics &
Satellitics, Inc. 86,000 36,643
Prince Housing &
Development Corp. 657,000 165,678
*Princeton Technology Corp.,
Class F 82,000 43,608
Pro Hawk Corp. 13,000 72,212
Prolific Technology, Inc. 51,000 45,472
#Promate Electronic Co., Ltd. 177,997 269,373
PSS Co., Ltd., Class F 17,000 77,798
Qing Song Health Co., Ltd. 26,000 38,404
#Qisda Corp. 911,657 687,674
QST International Corp. 68,089 97,133
#Qualipoly Chemical Corp. 43,547 254,263
Quang Viet Enterprise Co.,
Ltd. 41,410 72,797
#Quanta Computer, Inc. 744,007 7,338,042
#Quanta Storage, Inc. 124,000 326,393
Quaser Machine Tools, Inc.,
Class A 3,000 4,791
*Quintain Steel Co., Ltd. 222,301 60,479
#Radiant Opto-Electronics
Corp. 340,000 1,069,861
#*Radium Life Tech Co., Ltd. 532,706 174,013
#Rafael Microelectronics, Inc. 12,619 95,585
#Raydium Semiconductor
Corp. 50,000 370,844
#Realtek Semiconductor Corp. 224,098 3,798,091
#Rechi Precision Co., Ltd. 220,185 159,139
Rexon Industrial Corp., Ltd. 66,000 45,619
Rich Development Co., Ltd. 395,068 91,646
#RichWave Technology Corp. 65,000 237,971
*Right WAY Industrial Co., Ltd. 63,000 21,474
#RiTdisplay Corp. 66,804 70,105
*Ritek Corp. 641,093 251,909
Rodex Fasteners Corp. 11,000 8,228
Ruby Tech Corp. 26,000 50,466
Ruentex Development Co.,
Ltd. 1,243,516 926,225
#Ruentex Engineering &
Construction Co. 55,120 273,125
Run Long Construction Co.,
Ltd. 320,420 290,238
#Sakura Development Co.,
Ltd. 171,987 222,553
Sampo Corp. 203,200 146,863
#San Fang Chemical Industry
Co., Ltd. 116,648 116,705
*San Far Property, Ltd. 39,000 19,571
San Fu Chemical Co., Ltd. 24,000 112,863
Shares Value †
TAIWAN — (Continued)
San Lien Technology Corp.,
Ltd. 13,000 $ 36,516
San Shing Fastech Corp.,
Class A 41,565 75,824
Sanyang Motor Co., Ltd. 410,900 719,751
Savior Lifetec Corp. 206,659 123,599
SCI Pharmtech, Inc. 45,968 69,348
Scientech Corp. 26,000 649,908
#ScinoPharm Taiwan, Ltd. 182,000 116,606
#SciVision Biotech, Inc. 36,000 65,332
SDI Corp. 97,000 471,461
Sea & Land Integrated Corp. 23,400 12,186
Sea Sonic Electronics Co., Ltd. 21,000 42,750
Securitag Assembly Group
Co., Ltd. 15,000 55,153
Senao International Co., Ltd. 39,000 36,434
#Senao Networks, Inc. 19,467 66,048
*Sensortek Technology Corp. 20,000 95,315
#Sercomm Corp. 256,000 618,094
#Sesoda Corp. 152,565 201,272
#Shanghai Commercial &
Savings Bank, Ltd. (The) 1,899,289 2,340,805
Shan-Loong Transportation
Co., Ltd., Class A 60,000 26,890
Sharehope Medicine Co., Ltd. 56,298 38,202
#ShenMao Technology, Inc. 69,922 239,440
Shieh Yih Machinery Industry
Co., Ltd. 42,000 41,225
#Shih Her Technologies, Inc. 31,466 193,655
*Shih Wei Navigation Co., Ltd. 327,807 157,259
*Shihlin Development Co., Ltd. 59,000 19,831
#Shihlin Electric & Engineering
Corp. 139,000 831,337
*Shihlin Paper Corp. 106,000 165,434
Shin HAI Gas Corp. 21,000 32,742
Shin Hsiung Natural Gas Co.,
Ltd. 32,039 39,891
Shin Ruenn Development Co.,
Ltd. 85,785 108,299
Shin Shin Natural Gas Co. 17,000 23,205
#Shin Zu Shing Co., Ltd. 144,434 929,935
Shinfox Energy Co., Ltd. 51,958 37,143
*Shining Building Business
Co., Ltd. 340,439 89,073
Shinkong Insurance Co., Ltd. 110,000 461,740
#Shinkong Synthetic Fibers
Corp. 845,000 448,042
Shiny Brands Group Co., Ltd. 13,200 46,452
Shiny Chemical Industrial Co.,
Ltd. 94,998 500,707
*Shun On Electronic Co., Ltd. 13,000 8,862
#Shuttle, Inc. 249,000 117,488
Sigurd Microelectronics Corp. 410,770 2,333,589
#Silergy Corp. 180,000 2,425,792
*Silicon Optronics, Inc. 29,000 59,127
Silicon Power Computer &
Communications, Inc. 23,000 60,323
#Simplo Technology Co., Ltd. 129,600 1,462,292
Sinbon Electronics Co., Ltd. 123,616 1,106,066

223
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Sincere Navigation Corp. 321,868 $ 352,501
Single Well Industrial Corp. 13,500 12,995
Sinmag Equipment Corp. 27,196 105,576
*Sino Tactful Co., Ltd. 13,000 8,514
Sino-American Silicon
Products, Inc. 429,000 1,814,326
Sinon Corp. 367,000 488,801
SinoPac Financial Holdings
Co., Ltd. 4,954,866 4,840,004
Sinopower Semiconductor, Inc. 11,600 70,659
Sinphar Pharmaceutical Co.,
Ltd. 115,013 114,343
Sinyi Realty, Inc. 132,077 83,370
Sitronix Technology Corp. 82,000 595,244
#Siward Crystal Technology
Co., Ltd. 94,000 117,335
Sixxon Tech Co., Ltd. 8,000 46,458
Solar Applied Materials
Technology Corp. 395,037 2,063,426
Solteam, Inc. 37,265 52,573
#Song Shang Electronics Co.,
Ltd. 45,000 28,476
#Sonix Technology Co., Ltd. 88,000 116,650
Southeast Cement Co., Ltd. 141,000 68,532
*Spectrum Electrics Corp. 88,400 65,565
Speed Tech Corp. 137,053 157,234
Sporton International, Inc. 57,694 402,417
#Sports Gear Co., Ltd. 44,000 108,457
St. Shine Optical Co., Ltd. 36,000 117,597
Standard Chemical &
Pharmaceutical Co., Ltd. 60,330 116,149
#Standard Foods Corp. 315,002 287,816
#Stark Technology, Inc. 50,800 229,273
#*Starlux Airlines Co., Ltd. 298,000 190,456
#S-Tech Corp. 122,507 75,783
STL Technology Co., Ltd. 31,000 155,565
#Sun Max Tech, Ltd. 43,990 79,137
*Sun Yad Construction Co.,
Ltd. 339,667 117,923
Sunjuice Holdings Co., Ltd. 13,410 68,353
*Sunko INK Co., Ltd. 90,000 68,740
#SunMax Biotechnology Co.,
Ltd. 22,000 269,406
#Sunny Friend Environmental
Technology Co., Ltd. 48,608 114,599
#Sunonwealth Electric
Machine Industry Co., Ltd. 185,941 850,935
Sunplus Innovation
Technology, Inc. 26,694 137,748
#*Sunplus Technology Co.,
Ltd. 351,000 266,979
#Sunrex Technology Corp. 81,581 104,279
Sunspring Metal Corp. 76,000 50,012
#Superalloy Industrial Co., Ltd. 149,000 194,923
*Superior Plating Technology
Co., Ltd. 6,613 13,149
#Supreme Electronics Co., Ltd. 500,285 1,290,009
#Swancor Holding Co., Ltd. 39,000 143,398
Shares Value †
TAIWAN — (Continued)
Sweeten Real Estate
Development Co., Ltd. 100,203 $ 72,738
#Symtek Automation Asia Co.,
Ltd. 28,092 156,045
#Syncmold Enterprise Corp. 93,750 262,155
#Synmosa Biopharma Corp. 346,813 337,131
Synnex Technology
International Corp. 558,810 1,455,028
Syn-Tech Chem & Pharm Co.,
Ltd. 4,000 8,951
Syscom Computer Engineering
Co. 44,000 74,295
#Systex Corp. 129,000 488,567
#TA Chen Stainless Pipe 1,104,400 1,314,077
Ta Liang Technology Co., Ltd. 14,000 380,438
Ta Ya Electric Wire & Cable 767,944 780,438
TAI Roun Products Co., Ltd. 18,000 7,101
#TA-I Technology Co., Ltd. 60,064 129,665
Tai Tung Communication Co.,
Ltd. 76,789 46,896
Taichung Commercial Bank
Co., Ltd. 1,911,791 1,197,717
TaiDoc Technology Corp. 45,323 178,806
Taiflex Scientific Co., Ltd. 204,680 881,782
#Taimide Tech, Inc. 81,252 266,698
Tainan Enterprises Co., Ltd. 65,000 43,594
Tainan Spinning Co., Ltd. 868,171 346,616
*Tainergy Tech Co., Ltd. 101,000 50,684
#Tai-Saw Technology Co., Ltd. 53,000 71,677
TaiSol Electronics Co., Ltd. 40,000 93,674
Taisun Enterprise Co., Ltd. 173,000 103,469
#Taita Chemical Co., Ltd. 189,351 124,304
#*TAI-TECH Advanced
Electronics Co., Ltd. 58,000 302,040
#Taiwan Business Bank 3,539,585 1,826,515
*Taiwan Chinsan Electronic
Industrial Co., Ltd. 70,684 130,729
Taiwan Cogeneration Corp. 366,686 513,843
Taiwan Cooperative Financial
Holding Co., Ltd. 5,360,393 3,882,688
Taiwan Environment Scientific
Co., Ltd. 12,240 6,741
#Taiwan FamilyMart Co., Ltd. 29,000 173,444
#Taiwan Fertilizer Co., Ltd. 496,000 793,675
#*Taiwan Fire & Marine
Insurance Co., Ltd. 109,928 181,453
Taiwan Fructose Co., Ltd. 79,200 43,744
Taiwan FU Hsing Industrial
Co., Ltd. 78,600 109,027
#*Taiwan Glass Industry Corp. 831,671 1,758,650
#Taiwan High Speed Rail
Corp. 567,000 474,222
#Taiwan Hon Chuan
Enterprise Co., Ltd. 219,766 773,372
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 133,577 168,212
*Taiwan IC Packaging Corp. 54,000 31,530
*<Taiwan Land Development
Corp. 371,640 5,894

224
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Taiwan Line Tek Electronic 52,000 $ 34,629
#*Taiwan Mask Corp. 176,904 262,415
#Taiwan Mobile Co., Ltd. 889,800 3,131,269
Taiwan Navigation Co., Ltd. 145,000 134,316
#Taiwan Paiho, Ltd. 200,892 279,928
Taiwan PCB Techvest Co.,
Ltd. 176,800 202,276
#Taiwan Sakura Corp. 72,512 190,409
Taiwan Sanyo Electric Co.,
Ltd. 55,750 56,041
Taiwan Secom Co., Ltd. 169,330 603,901
Taiwan Semiconductor Co.,
Ltd. 159,000 315,145
Taiwan Semiconductor
Manufacturing Co., Ltd. 2,485,465 167,478,350
Taiwan Semiconductor
Manufacturing Co., Ltd.,
Sponsored ADR 294,689 116,714,525
*Taiwan Styrene Monomer 281,832 84,502
#Taiwan Surface Mounting
Technology Corp. 202,867 1,075,657
Taiwan Takisawa Technology
Co., Ltd. 14,000 17,409
Taiwan Taxi Co., Ltd. 23,800 134,081
#*Taiwan TEA Corp. 448,704 159,318
Taiwan Union Technology
Corp. 152,000 4,845,271
#*Taiwan-Asia Semiconductor
Corp. 268,005 321,848
Taiyen Biotech Co., Ltd. 85,000 85,444
#Tatung Co., Ltd. 1,030,200 981,932
*TBI Motion Technology Co.,
Ltd. 83,000 179,441
#TCC Group Holdings Co.,
Ltd. 3,191,215 2,467,603
TCI Co., Ltd. 80,218 300,015
Te Chang Construction Co.,
Ltd. 42,000 93,585
#*Team Group, Inc. 31,000 274,929
#Teco Electric and Machinery
Co., Ltd. 613,000 1,207,253
Tehmag Foods Corp. 15,650 135,091
#Test Research, Inc. 117,532 1,270,486
Test Rite International Co., Ltd. 119,389 77,810
*Thermaltake Technology Co.,
Ltd. 39,294 34,539
#Thinking Electronic Industrial
Co., Ltd. 42,000 230,649
Thye Ming Industrial Co., Ltd. 44,068 94,994
Tigerair Taiwan Co., Ltd. 105,000 164,536
Tofu Restaurant Co., Ltd. 10,720 62,761
#Ton Yi Industrial Corp. 528,200 292,569
#Tong Hsing Electronic
Industries, Ltd. 127,544 696,401
#Tong Yang Industry Co., Ltd. 464,040 1,095,494
#*Tong-Tai Machine & Tool
Co., Ltd. 182,159 211,281
Top Union Electronics Corp. 63,002 55,377
Topco Scientific Co., Ltd. 115,677 1,482,266
Shares Value †
TAIWAN — (Continued)
Topco Technologies Corp. 25,000 $ 90,344
Topkey Corp. 56,000 264,230
Topoint Technology Co., Ltd. 63,997 812,978
Toung Loong Textile
Manufacturing 43,800 19,906
Trade-Van Information
Services Co. 5,000 14,550
Transcend Information, Inc. 91,483 729,046
Transcom, Inc. 23,118 95,946
Tricorntech Taiwan Corp. 33,000 64,158
Triocean Industrial Corp. Co.,
Ltd. 24,000 67,642
Tripod Technology Corp. 273,970 3,878,096
Trusval Technology Co., Ltd. 31,173 261,706
*TS Financial Holding Co., Ltd. 1,343,807 399,522
TS Financial Holding Co., Ltd. 11,094,392 8,333,618
Tsang Yow Industrial Co., Ltd. 31,000 27,884
TSC Auto ID Technology Co.,
Ltd. 16,089 95,718
*TSEC Corp. 303,139 338,208
TSRC Corp. 387,717 240,453
TTET Union Corp. 30,000 140,605
TTFB Co., Ltd. 15,833 82,702
TTY Biopharm Co., Ltd. 113,267 265,253
*Tul Corp. 28,000 48,693
Tung Ho Steel Enterprise
Corp. 369,510 760,373
Tung Ho Textile Co., Ltd. 15,300 8,040
Tung Thih Electronic Co., Ltd. 61,824 106,928
#TURVO International Co.,
Ltd. 18,135 171,709
TXC Corp. 207,411 1,001,559
#TYC Brother Industrial Co.,
Ltd. 121,000 118,195
*Tycoons Group Enterprise 181,949 46,629
#Tyntek Corp. 141,167 255,294
TZE Shin International Co, Ltd. 67,000 28,124
U-BEST Innovative
Technology Co., Ltd. 71,000 33,164
Ubright Optronics Corp. 24,000 55,750
UDE Corp. 53,000 224,147
Ultra Chip, Inc. 37,000 55,877
U-Ming Marine Transport Corp. 404,000 772,693
#Unic Technology Corp. 49,000 48,637
Unimicron Technology Corp. 863,475 24,063,767
Union Bank Of Taiwan 1,138,593 718,707
Union Insurance Co., Ltd. 75,000 71,841
#Uni-President Enterprises
Corp. 1,884,947 4,122,736
Unitech Computer Co., Ltd. 48,000 69,233
#Unitech Printed Circuit Board
Corp. 1,974,745 3,596,168
#United Alloy-Tech Co. 99,680 230,289
#United Integrated Services
Co., Ltd. 133,000 3,987,754
#United Microelectronics Corp. 3,197,453 7,800,758
#United Microelectronics
Corp., Sponsored ADR 23,200 302,992
United Orthopedic Corp. 50,924 158,151

225
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
United Radiant Technology 43,000 $ 30,264
*United Renewable Energy
Co., Ltd. 956,808 483,168
Univacco Technology, Inc. 32,000 49,488
Universal Cement Corp. 324,998 290,795
#Universal Microwave
Technology, Inc. 9,000 440,278
Universal Vision Biotechnology
Co., Ltd. 37,468 160,825
#*UPC Technology Corp. 584,181 204,656
UPI Semiconductor Corp. 44,000 236,078
Userjoy Technology Co., Ltd. 40,424 90,456
#USI Corp. 590,861 267,603
#*Usun Technology Co., Ltd. 25,000 69,198
Utechzone Co., Ltd. 31,000 237,750
#UVAT Technology Co., Ltd. 12,000 32,533
Vactronics Technologies, Inc. 48,000 59,234
Value Valves Co., Ltd. 17,000 42,709
#Vanguard International
Semiconductor Corp. 624,857 2,869,438
Ve Wong Corp. 8,000 11,009
#Ventec International Group
Co., Ltd. 35,000 241,916
VIA Labs, Inc. 20,000 53,401
#Via Technologies, Inc. 172,000 426,682
#Viking Tech Corp. 31,000 49,703
Visco Vision, Inc. 30,000 214,458
#VisEra Technologies Co., Ltd. 58,000 1,054,396
Visual Photonics Epitaxy Co.,
Ltd. 182,475 2,001,296
Vizionfocus, Inc. 20,000 118,986
Voltronic Power Technology
Corp. 62,543 1,523,874
#*Wafer Works Corp. 506,493 641,019
Waffer Technology Corp. 63,974 87,225
Wah Hong Industrial Corp. 30,000 62,965
#Wah Lee Industrial Corp. 117,580 491,703
#Walsin Lihwa Corp. 1,774,803 1,688,848
#Walton Advanced
Engineering, Inc. 143,000 202,419
Wan Hai Lines, Ltd. 341,000 802,872
Wave Power Technology, Inc. 4,000 21,651
*We & Win Development Co.,
Ltd. 143,000 46,035
We&Win Diversification Co.,
Ltd. 70,652 32,444
*WEI Chih Steel Industrial Co.,
Ltd. 98,000 54,127
Wei Chuan Foods Corp. 191,000 75,352
#Weikeng Industrial Co., Ltd. 470,076 530,392
Well Shin Technology Co., Ltd. 60,000 88,718
Welldone Co. 50,000 82,217
WELLELL, Inc. 39,000 27,449
#Weltrend Semiconductor 113,000 259,278
#Wendell Industrial Co., Ltd. 13,000 89,444
*Wha Yu Industrial Co., Ltd. 64,000 30,501
#Wholetech System Hitech,
Ltd. 35,000 142,499
Win Semiconductors Corp. 298,868 5,055,887
Shares Value †
TAIWAN — (Continued)
Winbond Electronics Corp. 1,661,950 $ 4,710,288
Winmate, Inc. 22,000 109,359
#Winstek Semiconductor Co.,
Ltd. 41,000 217,393
*<Wintek Corp. 312,087 –
WinWay Technology Co., Ltd. 12,000 3,933,153
Wisdom Marine Lines Co., Ltd. 445,070 1,007,165
#Wiselink Co., Ltd. 89,604 253,107
#Wistron Corp. 1,260,506 5,450,278
#WITS Corp. 27,791 104,377
#Wiwynn Corp. 43,000 6,344,585
#WNC Corp. 307,286 2,094,834
#Wonderful Hi-Tech Co., Ltd. 129,000 284,183
Wowprime Corp. 65,075 465,196
WPG Holdings, Ltd. 623,756 1,988,334
#WT Microelectronics Co., Ltd. 370,610 2,386,165
XAC Automation Corp. 32,000 27,622
#XinTec, Inc. 103,000 651,786
#Xxentria Technology
Materials Corp. 118,000 158,279
Ya Horng Electronic Co., Ltd. 15,000 23,908
Yageo Corp. 571,364 5,716,435
Yankey Engineering Co., Ltd. 43,569 867,681
#*YC INOX Co., Ltd. 319,982 215,109
YCC Parts Manufacturing Co.,
Ltd. 14,000 18,116
Yea Shin International
Development Co., Ltd. 190,135 155,423
*Yeh-Chiang Technology Corp. 10,000 9,547
#Yem Chio Co., Ltd. 321,660 134,006
Yen Sun Technology Corp. 48,000 79,231
*Yeong Guan Energy
Technology Group Co., Ltd. 71,486 12,499
YFC-Boneagle Electric Co.,
Ltd. 46,918 43,757
*Yieh Hsing Enterprise Co.,
Ltd. 147,000 34,611
#*Yieh Phui Enterprise Co.,
Ltd. 744,626 329,018
Yonyu Plastics Co., Ltd., Class
A 36,400 23,321
*Young Optics, Inc. 18,000 35,961
#Youngtek Electronics Corp. 57,120 164,954
Yuanta Financial Holding Co.,
Ltd. 3,057,183 5,036,688
Yuanta Futures Co., Ltd. 75,056 235,701
Yuen Chang Stainless Steel
Co., Ltd. 60,000 35,601
Yuen Foong Yu Consumer
Products Co., Ltd. 37,000 46,243
#Yulon Motor Co., Ltd. 480,919 409,816
Yung Chi Paint & Varnish
Manufacturing Co., Ltd. 33,000 78,739
#Yungshin Construction &
Development Co., Ltd. 77,000 116,772
#YungShin Global Holding
Corp. 110,950 194,695
Yusin Holding Corp. 23,608 37,218

226
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#Zeng Hsing Industrial Co.,
Ltd. 43,461 $ 126,469
#Zenitron Corp. 138,000 297,477
#Zero One Technology Co.,
Ltd. 94,211 303,288
#Zhen Ding Technology
Holding, Ltd. 377,050 5,009,959
*Zhong Yang Technology Co.,
Ltd. 36,000 38,631
*Zig Sheng Industrial Co., Ltd. 230,543 59,301
#ZillTek Technology Corp. 25,000 225,662
Zippy Technology Corp. 67,000 115,669
#Zyxel Group Corp. 248,906 274,559
TOTAL TAIWAN 1,000,054,114
THAILAND — (0.3%)
AAPICO Hitech PCL, Class F 102,190 41,694
Absolute Clean Energy PCL,
Class F 1,497,400 58,798
Advanced Info Service PCL
- NVDR 15,000 156,454
Advanced Info Service PCL,
Class F 95,800 999,218
Advanced Information
Technology PCL, Class F 676,050 97,890
#Airports of Thailand PCL
- NVDR 49,400 77,667
Airports of Thailand PCL,
Class F 212,600 334,251
Allianz Ayudhya Capital PCL,
Class F 3,900 4,606
#Amata Corp. PCL - NVDR 81,700 51,630
Amata Corp. PCL, Class F 362,600 229,145
*Ananda Development PCL,
Class F 1,923,900 20,657
AP Thailand PCL 1,199,504 316,458
AP Thailand PCL - NVDR 516,100 136,160
Asia Plus Group Holdings
PCL, Class F 988,400 62,462
Asian Alliance International
PCL, Class F 207,700 23,575
Asian Insulators PCL 104,160 9,330
Asian Sea Corp. PCL, Class F 73,800 16,187
Asset World Corp. PCL, Class
F 3,769,800 242,859
Assetwise PCL, Class F 225,100 48,338
Aurora Design PCL, Class F 92,600 40,338
B Grimm Power PCL - NVDR,
Class R 170,500 67,473
B Grimm Power PCL, Class F 153,400 60,706
Bangchak Corp. PCL - NVDR 268,400 294,357
Bangchak Corp. PCL, Class F 397,530 435,975
Bangkok Airways PCL 437,700 181,270
Bangkok Aviation Fuel
Services PCL, Class F 66,700 17,392
Bangkok Bank PCL - NVDR 89,600 446,660
Bangkok Bank PCL, Class F 246,600 1,229,312
Bangkok Chain Hospital PCL,
Class F 326,975 93,285
Shares Value †
THAILAND — (Continued)
Bangkok Dusit Medical
Services PCL - NVDR 394,200 $ 221,301
Bangkok Dusit Medical
Services PCL, Class F 947,400 531,864
Bangkok Expressway & Metro
PCL - NVDR, Class R 406,100 66,028
Bangkok Expressway & Metro
PCL, Class F 2,761,402 448,974
Bangkok Land PCL - NVDR 232,200 3,063
Bangkok Land PCL, Class F 9,098,951 120,026
Banpu PCL - NVDR 3,393,150 614,145
Banpu PCL, Class F 470,200 85,104
BCPG PCL 448,100 96,913
BEC World PCL 141,200 8,230
Berli Jucker PCL, Class F 605,600 261,951
Betagro PCL, Class A 457,400 315,714
*Better World Green PCL 190,700 1,697
BKI Holdings PCL 25,300 252,243
*BTS Group Holdings PCL 12,054,899 769,206
*BTS Group Holdings PCL
- NVDR 264,800 16,897
Bumrungrad Hospital PCL
- NVDR 36,000 199,340
Bumrungrad Hospital PCL,
Class F 95,200 527,145
#Cal-Comp Electronics
Thailand PCL 2,296,544 429,754
#Carabao Group PCL, Class F 41,600 46,261
Central Pattana PCL, Class F 239,400 455,336
Central Plaza Hotel PCL,
Class F 371,400 353,199
#Central Retail Corp. PCL,
Class F 283,991 159,431
CH Karnchang PCL, Class F 657,500 342,894
Charoen Pokphand Foods
PCL - NVDR 329,900 195,324
Charoen Pokphand Foods
PCL, Class F 190,700 112,908
Chularat Hospital PCL 1,191,800 52,282
CK Power PCL, Class F 742,000 52,809
Com7 PCL, Class F 609,700 426,449
CP ALL PCL - NVDR 266,300 355,366
CP ALL PCL, Class F 103,700 138,383
CP AXTRA PCL, Class F 252,986 114,085
Delta Electronics Thailand PCL 278,400 2,698,808
Dhipaya Group Holdings PCL,
Class F 254,000 162,074
Diamond Building Products
PCL 147,000 21,105
Ditto Thailand PCL 26,300 8,713
#Dohome PCL, Class F 508,504 52,414
Don Muang Tollway PCL,
Class F 288,800 98,341
Dynasty Ceramic PCL, Class F 1,847,601 70,282
Eastern Polymer Group PCL 493,100 53,549
Eastern Water Resources
Development and
Management PCL, Class F 221,800 20,821
Ekachai Medical Care PCL 203,779 32,195

227
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
THAILAND — (Continued)
Electricity Generating PCL 57,000 $ 196,718
#*Energy Absolute PCL 4,406,600 356,881
Erawan Group PCL (The) 1,152,400 83,432
Exotic Food PCL, Class F 40,500 16,897
Forth Corp. PCL 156,500 44,409
Forth Smart Service PCL,
Class F 350,800 72,102
GFPT PCL 540,000 151,576
Global Power Synergy PCL,
Class F 71,528 76,251
Gulf Development PCL -
NVDR, Class R 48,456 85,473
Gulf Development PCL, Class
F 164,964 290,986
Gunkul Engineering PCL 2,574,440 230,612
Haad Thip PCL, Class F 166,500 77,127
Hana Microelectronics PCL,
Class F 198,700 201,153
Home Product Center PCL 2,926,757 543,198
Ichitan Group PCL, Class F 291,400 111,742
Index Livingmall PCL, Class F 136,973 56,726
Indorama Ventures PCL,
Class F 525,200 414,875
#IRPC PCL 7,123,200 463,262
I-TAIL Corp. PCL, Class F 91,400 47,666
#*Italian-Thai Development
PCL, Class F 2,955,243 22,665
#*JASMINE INTERNATIONAL
PCL 1,304,300 45,214
#*Jasmine Technology
Solution PCL, Class A 71,100 91,063
Karmarts PCL, Class F 172,600 40,241
Kasikornbank PCL 34,400 204,727
Kasikornbank PCL - NVDR 32,000 190,444
KCE Electronics PCL, Class F 398,600 382,123
KGI Securities Thailand PCL,
Class F 1,067,700 131,671
Khon Kaen Sugar Industry
PCL, Class F 1,452,684 71,303
Khonburi Sugar PCL, Class F 156,500 25,925
Kiatnakin Phatra Bank PCL,
Class F 112,300 272,159
Klinique Medical Clinic PCL
(The), Class F 68,300 55,000
Krung Thai Bank PCL, Class F 537,775 544,415
Ladprao General Hospital PCL 51,300 5,791
Lalin Property PCL, Class F 260,500 35,322
Lam Soon Thailand PCL,
Class F 77,800 11,074
Land & Houses PCL - NVDR 293,600 32,425
Land & Houses PCL, Class F 2,036,200 224,874
Lanna Resources PCL 156,700 70,184
LH Financial Group PCL,
Class F 3,549,479 123,044
LPN Development PCL 545,300 25,929
Major Cineplex Group PCL 286,700 58,927
MBK PCL 334,108 174,241
MC Group PCL, Class F 293,000 99,771
MCS Steel PCL 245,700 61,053
Shares Value †
THAILAND — (Continued)
Mega Lifesciences PCL 234,400 $ 257,069
Minor International PCL
- NVDR 157,600 100,079
Minor International PCL, Class
F 632,992 401,961
MK Restaurants Group PCL,
Class F 100,600 58,636
*Mono Next PCL, Class F 654,000 16,251
Moshi Moshi Retail Corp. PLC,
Class F 75,400 82,692
Namyong Terminal PCL 453,200 59,505
Netbay PCL, Class F 58,500 29,432
Northeast Rubber PCL, Class
F 1,020,500 146,512
NSL Foods PCL, Class F 59,100 39,343
Osotspa PCL, Class F 647,200 295,829
Plan B Media PCL, Class F 1,105,664 146,529
Polyplex Thailand PCL, Class
A 310,400 93,318
Praram 9 Hospital PCL, Class
F 103,100 51,238
Precious Shipping PCL, Class
F 714,400 149,027
Premier Marketing PCL 128,800 45,044
#Prima Marine PCL - NVDR,
Class R 126,500 34,538
Prima Marine PCL, Class R 755,300 206,217
Principal Capital PCL, Class F 136,700 7,213
*Property Perfect PCL 5,639,224 6,920
Pruksa Holding PCL 379,600 40,059
*PSG Corp. PCL, Class F 138,411 12,653
PTG Energy PCL, Class F 769,900 192,490
PTT Exploration & Production
PCL - NVDR 115,300 544,711
PTT Exploration & Production
PCL, Class F 278,385 1,315,171
PTT Global Chemical PCL
- NVDR 45,700 55,377
PTT Global Chemical PCL,
Class F 585,845 709,897
PTT Oil & Retail Business
PCL, Class F 342,300 129,160
PTT PCL 494,540 534,781
PTT PCL - NVDR 986,900 1,067,205
Quality Houses PCL, Class F 1,938,209 80,269
Rajthanee Hospital PCL 74,800 29,142
Ratch Group PCL, Class F 289,000 257,106
Ratchaphruek Hospital PCL 297,100 44,477
#Regional Container Lines
PCL, Class F 380,000 358,463
Rojana Industrial Park PCL,
Class F 643,990 92,457
S Hotels & Resorts PCL, Class
F 860,500 41,972
Sabina PCL 101,600 47,375
Samart Corp. PCL 412,901 65,867
Sansiri PCL 4,896,033 210,275
Sansiri PCL - NVDR 7,107,600 305,258
Sappe PCL, Class F 102,566 92,820

228
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
THAILAND — (Continued)
SC Asset Corp. PCL 1,554,362 $ 95,367
SCB X PCL 84,200 338,376
*<SCG Ceramics PCL 386,900 2,255
SCG Packaging PCL, Class F 418,800 321,190
Sena Development PCL 340,100 20,136
Sermsang Power Corp. Co.,
Ltd., Class R 181,669 22,515
Siam Cement PCL (The) 121,100 891,602
Siam Cement PCL (The)
- NVDR 38,700 284,930
Siam Global House PCL 372,411 75,973
Siam Wellness Group PCL,
Class F 437,925 41,378
Siamgas & Petrochemicals
PCL 488,800 127,458
Sikarin PCL, Class F 251,000 57,365
Singha Estate PCL 594,700 8,939
SiS Distribution Thailand PCL,
Class F 77,600 54,991
SISB PCL, Class F 243,200 75,353
*SKY ICT PCL, Class F 23,900 8,725
*SNC Former PCL, Class F 105,200 18,234
SPCG PCL 176,800 48,000
Sri Trang Agro-Industry PCL
- NVDR 215,460 117,653
Sri Trang Agro-Industry PCL,
Class F 463,120 252,889
Sri Trang Gloves Thailand
PCL, Class F 809,600 255,814
Srinanaporn Marketing PCL,
Class F 265,300 59,005
Srithai Superware PCL, Class
F 333,400 10,432
Srivichai Vejvivat PCL 109,300 28,668
Star Petroleum Refining PCL 840,100 189,424
#*STP & I PCL 830,228 102,386
Supalai PCL 624,775 310,495
Supalai PCL - NVDR 179,800 89,355
*Super Energy Corp. PCL,
Class F 11,554,700 38,991
Susco PCL, Class F 526,100 32,601
TAC Consumer PCL 341,400 56,032
Taokaenoi Food & Marketing
PCL, Class F 632,900 78,051
*Tata Steel Thailand PCL,
Class F 754,700 17,364
Thai Coconut PCL, Class F 376,100 66,342
Thai Life Insurance PCL 521,400 167,948
Thai Oil PCL 551,077 811,464
Thai Oil PCL - NVDR 113,186 166,667
Thai Union Group PCL - NVDR 362,100 127,745
Thai Union Group PCL, Class
F 1,049,040 370,089
Thai Vegetable Oil PCL, Class
F 244,360 185,158
*Thaicom PCL 233,500 83,092
Thaifoods Group PCL, Class F 1,518,074 465,703
Thonburi Healthcare Group
PCL, Class F 80,280 20,564
Shares Value †
THAILAND — (Continued)
Thoresen Thai Agencies PCL,
Class F 927,451 $ 141,689
Tipco Asphalt PCL, Class F 271,319 112,365
Tisco Financial Group PCL,
Class F 122,200 410,489
TKS Technologies PCL 242,900 46,572
TMBThanachart Bank PCL 4,264,006 295,626
TMT Steel PCL, Class F 187,600 19,913
TOA Paint Thailand PCL 446,300 177,986
TPI Polene PCL, Class F 4,820,157 127,167
TPI Polene Power PCL 1,848,200 108,859
TQM Alpha PCL, Class F 97,000 43,148
Triple i Logistics PCL 204,000 24,782
True Corp. PCL, Class F 2,171,861 912,784
TTW PCL 579,300 164,385
Union Auction PCL, Class F 23,900 3,607
United Paper PCL, Class R 225,000 50,732
Univanich Palm Oil PCL, Class
F 551,100 248,521
*Vanachai Group PCL, Class F 244,900 15,176
WHA Corp. PCL, Class F 3,695,300 507,859
TOTAL THAILAND 41,770,159
TURKEY — (0.2%)
Agesa Hayat ve Emeklilik A/S 4,841 25,809
Akbank TAS 991,563 1,606,347
*Akcansa Cimento A/S 7,178 33,932
*Akenerji Elektrik Uretim A/S – –
Aksa Akrilik Kimya Sanayii A/S 921,795 216,042
*Aksa Enerji Uretim A/S, Class
B 139,546 253,862
*Aksigorta A/S 88,606 13,707
Alarko Holding A/S 10,551 22,335
Albaraka Turk Katilim Bankasi
A/S 114,602 21,330
*Alkim Alkali Kimya A/S 85,731 38,061
Anadolu Anonim Turk Sigorta
Sirketi 421,031 269,104
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 194,241 81,591
Anadolu Hayat Emeklilik A/S 18,436 45,248
#*Arcelik A/S 49,883 123,535
ARD Grup Bilisim Teknolojileri
A/S 54,667 60,734
Aselsan Elektronik Sanayi Ve
Ticaret A/S 54,978 511,337
Aygaz A/S 1 3
Baskent Dogalgaz Dagitim
Gayrimenkul Yatirim Ortakligi
A/S 12,284 13,892
*Baticim Bati Anadolu Cimento
Sanayii A/S 18 3
*Bera Holding A/S 192,582 72,669
BIM Birlesik Magazalar A/S 65,545 1,075,620
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 14,097 170,656
Bursa Cimento Fabrikasi A/S 303,385 41,159
Celebi Hava Servisi A/S 471 18,617

229
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TURKEY — (Continued)
Cemtas Celik Makina Sanayi
Ve Ticaret A/S 51,646 $ 12,550
Cimsa Cimento Sanayi VE
Ticaret A/S 28,336 36,122
Coca-Cola Icecek A/S 384,901 638,879
*Dap Gayrimenkul Gelistirme
A/S, Class C 248,135 57,881
*Deva Holding A/S 6,923 10,119
Dogan Sirketler Grubu Holding
A/S 1 –
Dogu Aras Enerji Yatirimlari
A/S 23,794 55,029
Dogus Otomotiv Servis ve
Ticaret A/S 9,265 37,011
Ebebek Magazacilik A/S,
Class B 22,836 36,287
*EGE Endustri VE Ticaret A/S 615 86,326
EGE Gubre Sanayii A/S 21,988 61,703
ΩEnerjisa Enerji A/S 62,099 168,769
*Erbosan Erciyas Boru Sanayii
ve Ticaret A/S – –
Eregli Demir ve Celik
Fabrikalari TAS 386,786 300,631
*Fenerbahce Futbol AS 1 –
#Ford Otomotiv Sanayi A/S 94,720 205,436
Gentas Genel Metal Sanayi ve
Ticaret A/S 164,683 28,939
Global Yatirim Holding A/S 1,074,781 363,932
Goknur Gida Maddeleri Ithalat
Ihracat Ticaret Ve Sanayi A/S 85,654 40,908
*Goodyear Lastikleri TAS 1 –
#*Hektas Ticaret TAS 2,036,261 154,574
*Ihlas Holding A/S 1 –
*Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S 57,402 12,958
*Is Finansal Kiralama AS 1 –
Is Yatirim Menkul Degerler A/S 285,031 266,707
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 100,971 76,156
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S 468,772 399,628
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 104,136 81,585
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class B 1 2
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 48,611 12,404
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 2,085,715 132,478
KOC Holding A/S 131,036 586,380
*Konya Cimento Sanayii A/S 68 6,291
Limak Dogu Anadolu Cimento
Sanayi VE Ticaret A/S 115,058 94,980
Logo Yazilim Sanayi Ve
Ticaret A/S 48,180 153,119
Shares Value †
TURKEY — (Continued)
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S 30,503 $ 10,207
*Marmara Holding A/S 1 –
ΩMavi Giyim Sanayi Ve
Ticaret A/S, Class B 502,531 481,792
*MIA Teknoloji A/S 40,986 36,247
Migros Ticaret A/S 37,856 537,452
Ω*MLP Saglik Hizmetleri A/S,
Class B 54,124 532,738
Naturelgaz Sanayi ve Ticaret
A/S 107,088 29,625
*NET Holding A/S 54,626 46,351
Nuh Cimento Sanayi A/S 9,366 51,323
#Oyak Cimento Fabrikalari A/S 411,457 215,815
*Pegasus Hava Tasimaciligi
A/S 88,063 351,980
*Petkim Petrokimya Holding
A/S 413,322 218,622
*Polisan Holding A/S – –
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 138,000 61,083
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 123,850 72,526
#*Sasa Polyester Sanayi A/S 41,030 2,851
Sekerbank Turk A/S 1,569,928 426,317
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 72,493 166,855
*Sok Marketler Ticaret A/S 116,098 130,783
SUN Tekstil Sanayi Ve Ticaret
A/S 13,584 10,733
Suwen Tekstil Sanayi
Pazarlama A/S 56,615 10,776
TAB Gida Sanayi Ve Ticaret
A/S 29,184 173,742
*TAV Havalimanlari Holding
A/S 47,360 291,907
*Teknosa Ic Ve Dis Ticaret A/S 1 1
Tofas Turk Otomobil Fabrikasi
A/S 27,772 181,009
*Tukas Gida Sanayi ve Ticaret
A/S 674,245 38,200
*Tumosan Motor ve Traktor
Sanayi A/S 6,120 13,802
#*Turk Altin Isletmeleri A/S 151,641 138,872
Turk Hava Yollari AO 192,499 1,313,225
*Turk Telekomunikasyon A/S 141,349 194,420
Turk Traktor ve Ziraat
Makineleri A/S 4,669 45,883
Turkcell Iletisim Hizmetleri A/S 289,423 718,037
Turkiye Garanti Bankasi A/S 74,439 220,427
Turkiye Is Bankasi A/S 1,533,394 486,644
Turkiye Petrol Rafinerileri A/S 171,938 1,031,214
Turkiye Sigorta A/S 75,788 23,583
Turkiye Sise ve Cam
Fabrikalari A/S 182,890 193,718
*Turkiye Vakiflar Bankasi TAO 424,034 297,112
Ulker Biskuvi Sanayi A/S 191,259 524,447

230
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
TURKEY — (Continued)
Vestel Beyaz Esya Sanayi ve
Ticaret A/S 54,863 $ 8,645
*Vestel Elektronik Sanayi ve
Ticaret A/S 24,303 14,953
*Yapi ve Kredi Bankasi A/S 897,316 735,571
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 1 1
*Zorlu Enerji Elektrik Uretim
A/S, Class H 435,458 29,490
TOTAL TURKEY 18,902,356
UNITED ARAB EMIRATES — (0.5%)
Abu Dhabi Aviation Co. 77,582 111,951
Abu Dhabi Commercial Bank
PJSC 969,392 3,642,247
Abu Dhabi Islamic Bank PJSC 698,169 4,166,698
Abu Dhabi National Hotels 3,685,854 371,305
Abu Dhabi National Insurance
Co. PSC 30,571 64,257
Abu Dhabi National Oil Co. for
Distribution PJSC 772,693 772,083
*Abu Dhabi Ports Co. PJSC 964,646 1,139,852
ADNOC Drilling Co. PJSC 557,674 859,385
ADNOC Logistics & Services 1,145,208 1,830,263
Agthia Group PJSC 248,684 252,550
Air Arabia PJSC 1,465,501 1,975,069
Ajman Bank PJSC 1,079,766 423,334
Aldar Properties PJSC 920,524 1,932,326
Alpha Dhabi Holding PJSC 117,359 240,604
Amanat Holdings PJSC 1,284,058 447,492
Americana Restaurants
International PLC - Foreign Co. 123,188 66,744
*Apex Investment Co. PSC 204,045 178,885
*Bank of Sharjah 497,315 167,897
Burjeel Holdings PLC 457,951 130,918
Dana Gas PJSC 4,227,746 1,035,958
Deyaar Development PJSC 963,133 215,026
Dubai Electricity & Water
Authority PJSC 501,644 361,937
Dubai Financial Market PJSC 1,577,477 614,172
Dubai Investments PJSC 1,644,259 1,817,553
Dubai Islamic Bank PJSC 1,605,196 3,120,450
Emaar Development PJSC 887,955 3,524,840
Emaar Properties PJSC 2,912,503 9,357,057
Emirates Central Cooling
Systems Corp. 1,060,860 447,693
Emirates Driving Co. 184,397 154,129
Emirates Integrated
Telecommunications Co. PJSC 340,088 998,162
Emirates NBD Bank PJSC 652,904 5,155,113
*Emirates Reem Investments
PJSC 32,149 19,519
Emirates Telecommunications
Group Co. PJSC 331,403 1,678,264
*EMSTEEL Building Materials
PJSC 1,120,401 335,550
Fertiglobe PLC 589,323 600,089
First Abu Dhabi Bank PJSC 554,825 2,652,598
*Ghitha Holding PJSC 34,516 102,433
*Gulf Navigation Holding PJSC 95,328 70,337
Shares Value †
UNITED ARAB EMIRATES — (Continued)
*Gulf Pharmaceutical
Industries PSC 218,896 $ 61,981
*Manazel PJSC 760,016 50,904
*Modon Holding PSC 1,069,984 853,563
National Bank of Ras Al-
Khaimah PSC (The), Class K 38,451 86,368
National Central Cooling Co.
PJSC 359,665 265,374
*National Corp. for Tourism &
Hotels 125,754 62,656
NMDC Group PJSC 55,442 289,218
Palms Sports PrJSC 33,885 64,026
*Phoenix Group PLC 199,771 41,119
*Presight AI Holding PLC 52,987 45,011
*RAK Properties PJSC 1,171,763 341,361
Ras Al Khaimah Ceramics
PJSC 504,954 332,704
Salik Co. PJSC 382,431 583,085
Sharjah Islamic Bank 527,537 425,144
*SHUAA CAPITAL PSC, Class
A 782,724 43,474
*Space42 PLC 389,688 159,147
Taaleem Holdings PJSC 49,514 44,082
TECOM Group PJSC 284,544 261,078
Union Properties PJSC 1,719,518 338,950
TOTAL UNITED ARAB
EMIRATES 55,383,985
UNITED KINGDOM — (6.6%)
Admiral Group PLC 115,614 5,306,882
ΩAirtel Africa PLC 679,429 3,273,801
AJ Bell PLC 67,364 475,993
Anglo American PLC 193,658 9,437,907
Antofagasta PLC 122,000 5,884,322
Associated British Foods PLC 69,313 1,720,769
AstraZeneca PLC 2,739 519,127
AstraZeneca PLC 139,688 26,173,341
ΩAutotrader Group PLC 384,969 2,594,638
Aviva PLC 641,608 5,436,824
Babcock International Group
PLC 442,235 6,631,241
BAE Systems PLC 425,562 11,811,208
Balfour Beatty PLC 156,033 1,730,119
Barclays PLC 529,397 3,103,711
Barclays PLC, Sponsored ADR 462,176 10,819,540
Barratt Redrow PLC,
Registered 911,965 3,106,719
Beazley PLC 545,935 9,465,880
Bellway PLC 104,568 2,709,686
*Berkeley Group Holdings PLC 63,750 2,777,238
BP PLC 909,014 7,211,142
BP PLC, Sponsored ADR 613,696 29,076,917
ΩBridgepoint Group PLC 63,595 216,212
British American Tobacco PLC 180,497 10,602,899
British American Tobacco
PLC, Sponsored ADR 14,298 840,722
BT Group PLC, Registered 3,976,351 11,700,712
Bunzl PLC 144,563 4,757,740
*Burberry Group PLC 238,978 3,759,766

231
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
*Canal+ SA 344,593 $ 1,074,161
Centrica PLC 4,029,640 11,761,695
*Coca-Cola HBC AG 43,425 2,525,533
Compass Group PLC 216,438 6,114,374
Computacenter PLC 57,353 2,924,074
ΩConvatec Group PLC 671,362 1,923,077
Cranswick PLC 35,169 2,575,836
Croda International PLC 58,287 2,256,491
DCC PLC 57,988 4,365,332
Diageo PLC 47,566 950,777
#Diageo PLC, Sponsored ADR 27,826 2,244,167
Diploma PLC 67,471 6,362,767
Drax Group PLC 356,684 4,282,612
easyJet PLC 127,009 606,810
Endeavour Mining PLC 152,103 8,741,089
Endeavour Mining PLC 38,887 2,332,417
Experian PLC 165,403 6,043,709
*Frasers Group PLC 169,864 1,513,016
Fresnillo PLC 121,161 5,326,066
Games Workshop Group PLC 23,217 6,148,757
*Glencore PLC 1,044,957 8,062,379
Grafton Group PLC 119,506 1,421,886
Grainger PLC 6,200 13,505
GSK PLC 77,131 2,021,240
#GSK PLC, Class B, ADR 227,341 11,892,208
Haleon PLC 1,361,499 6,290,217
#Haleon PLC, ADR 13,593 125,599
Halma PLC 70,801 4,239,863
Hikma Pharmaceuticals PLC 75,524 1,435,215
Hill & Smith PLC 16,233 566,893
Hiscox, Ltd. 166,086 3,493,602
Hochschild Mining PLC 298,306 2,525,337
Howden Joinery Group PLC 382,906 4,042,803
HSBC Holdings PLC,
Registered 791,956 14,517,185
HSBC Holdings PLC,
Sponsored ADR 312,914 28,744,280
IG Group Holdings PLC 116,502 2,379,369
IMI PLC 249,933 9,482,185
Imperial Brands PLC 290,622 11,061,423
Inchcape PLC 306,952 3,446,078
Informa PLC 422,309 4,548,349
InterContinental Hotels Group
PLC 15,529 2,222,200
InterContinental Hotels Group
PLC, Sponsored ADR 13,490 1,940,941
International Workplace Group
PLC 430,508 1,081,067
Intertek Group PLC 70,589 4,543,702
Investec PLC 331,268 2,831,389
Ithaca Energy PLC 242,621 890,806
ITV PLC 1,972,561 2,144,321
J Sainsbury PLC 1,287,933 5,754,326
JD Sports Fashion PLC 1,663,921 1,521,658
JET2 PLC 28,323 424,121
Johnson Matthey PLC 136,563 3,856,097
Kingfisher PLC 1,321,672 5,143,587
Legal & General Group PLC 1,367,888 4,678,462
Lion Finance Group PLC 37,083 5,563,055
Shares Value †
UNITED KINGDOM — (Continued)
Lloyds Banking Group PLC 10,781,616 $ 14,605,111
Lloyds Banking Group PLC,
Sponsored ADR 77,604 422,166
London Stock Exchange
Group PLC, Registered 24,578 3,189,476
Man Group PLC 415,104 1,438,356
Marks & Spencer Group PLC 1,672,385 7,501,553
Melrose Industries PLC 528,616 3,458,645
Mitie Group PLC 1,164,666 2,750,556
Mondi PLC 22,065 229,357
Mondi PLC 266,962 2,750,443
Morgan Sindall Group PLC 32,816 2,088,680
National Grid PLC 102,990 1,836,388
National Grid PLC, Sponsored
ADR 44,536 3,987,753
NatWest Group PLC 1,007,949 8,015,161
NatWest Group PLC, Class
S, ADR 92,999 1,479,614
Next PLC 44,937 7,904,520
Ninety One PLC 290,675 850,791
OSB Group PLC 131,559 943,895
Pan African Resources PLC 1,768,017 3,353,832
Pearson PLC 136,877 2,011,529
#Pearson PLC, Sponsored
ADR 89,400 1,312,392
Pennon Group PLC 190,983 1,426,040
Persimmon PLC 199,367 2,863,503
Plus500, Ltd. 60,584 3,702,941
Prudential PLC 193,170 2,882,116
#Prudential PLC, Sponsored
ADR 128,706 3,890,782
QinetiQ Group PLC 372,775 2,251,076
Reckitt Benckiser Group PLC 99,854 6,347,388
RELX PLC 31,412 1,144,784
RELX PLC 60,337 2,205,449
RELX PLC, Sponsored ADR 120,824 4,420,950
Rentokil Initial PLC 656,761 4,405,953
#Rentokil Initial PLC, ADR 14,956 506,560
Rightmove PLC 618,110 3,640,190
Rio Tinto PLC 33,586 3,353,488
#Rio Tinto PLC, Sponsored
ADR 128,354 12,897,010
Rolls-Royce Holdings PLC 1,369,997 22,004,246
Rotork PLC 353,459 1,483,152
RS GROUP PLC 269,039 2,200,803
Sage Group PLC (The) 191,836 2,285,599
Schroders PLC 240,031 1,891,754
Serco Group PLC 822,745 3,146,000
Severn Trent PLC 86,012 3,820,704
Shell PLC 446,392 20,174,744
Shell PLC, ADR 622,951 56,482,967
Smith & Nephew PLC 52,482 810,849
#Smith & Nephew PLC,
Sponsored ADR 122,875 3,800,524
Smiths Group PLC 80,697 2,789,613
Softcat PLC 89,128 1,658,010
Spirax Group PLC 17,860 1,739,598
SSE PLC 267,510 9,600,146
St. James's Place PLC 298,834 4,947,946

232
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
Standard Chartered PLC 633,976 $ 16,047,539
Standard Life PLC 148,043 1,520,824
Sunbelt Rentals Holdings, Inc. 114,845 8,620,554
Taylor Wimpey PLC 2,397,488 2,535,228
TBC Bank Group PLC 16,809 1,107,779
Tesco PLC 2,447,164 16,029,669
TP ICAP Group PLC 968,280 4,160,373
Unilever PLC 17,398 1,015,861
Unilever PLC 14,493 848,774
#Unilever PLC, ADR 198,109 11,684,469
United Utilities Group PLC 224,763 4,449,936
*Vistry Group PLC 93,431 414,899
Vodafone Group PLC 5,047,736 8,042,274
Weir Group PLC (The) 107,857 3,889,723
Whitbread PLC 115,668 3,511,283
*Wise PLC, Class A 35,883 512,705
WPP PLC 25,466 92,463
#WPP PLC, Sponsored ADR 69,270 1,253,094
TOTAL UNITED KINGDOM 774,765,714
UNITED STATES — (0.1%)
Carnival PLC 849 22,727
*Coeur Mining, Inc. 82,301 1,478,949
*Coeur Mining, Inc. 259,692 4,655,415
International Paper Co. 102,266 3,189,212
*James Hardie Industries PLC 82,254 1,720,869
*James Hardie Industries PLC 6,180 129,718
#*Keel Infrastructure Corp. 254,651 771,592
Ovintiv, Inc. 29,943 1,838,466
Sunococorp LLC 24,942 1,663,133
TOTAL UNITED STATES 15,470,081
TOTAL COMMON STOCKS 11,417,786,495
PREFERRED STOCKS — (0.4%)
BRAZIL — (0.2%)
Alpargatas SA 3.140% 131,769 317,892
Axia Energia SA 6.010% 28,704 395,498
Banco do Estado do Rio
Grande do Sul SA, Class B
0.560% 237,362 744,138
Centrais Eletricas de Santa
Catarina SA 1.360% 4,700 144,790
Cia Energetica de Minas
Gerais 6.420% 528,642 1,330,518
Energisa S/A 4.240% 209 417
Gerdau SA 2.740% 267,190 1,212,501
Isa Energia Brasil SA 0.480% 82,600 489,227
Itau Unibanco Holding SA
4.200% 252,519 2,188,965
Klabin SA 9.190% 4 3
Marcopolo SA 10.730% 530,823 690,377
Petroleo Brasileiro SA -
Petrobras 2.420% 1,193,518 11,756,957
Randoncorp SA 0.890% 58,800 62,666
Schulz SA 5.600% 92,300 96,516
Taurus Armas SA 4.180% 59,306 57,849
Track & Field Co. SA 0.180% 5,200 16,020
Shares Value †
BRAZIL — (Continued)
Unipar Carbocloro SA
16.240% 56,465 $ 709,893
TOTAL BRAZIL 20,214,227
CHILE — (0.0%)
Embotelladora Andina SA,
Class B 1.440% 17,885 83,073
TOTAL CHILE 83,073
COLOMBIA — (0.0%)
Grupo Argos SA 5.650% 21,351 71,640
Grupo Aval Acciones y Valores
SA 3.470% 661,261 146,643
Grupo Cibest SA 7.220% 20,338 349,947
Grupo de Inversiones
Suramericana SA 3.710% 29,515 329,136
TOTAL COLOMBIA 897,366
GERMANY — (0.2%)
Bayerische Motoren Werke AG
5.560% 12,946 1,179,215
#Dr. Ing. h.c. F. Porsche AG
1.980% 17,555 849,455
Draegerwerk AG & Co. KGaA
2.260% 5,317 560,715
Einhell Germany AG, Class P
1.970% 3,963 354,703
FUCHS SE 2.910% 50,272 2,369,473
Henkel AG & Co. KGaA
3.290% 39,527 2,879,395
Jungheinrich AG 3.120% 38,860 1,168,791
Porsche Automobil Holding SE
6.170% 84,701 3,078,121
Sartorius AG 0.340% 4,136 1,053,795
Sixt SE, Class A 4.660% 12,417 850,639
STO SE & Co. KGaA 0.300% 1,263 152,008
Villeroy & Boch AG, Class P
5.140% 6,080 124,812
Volkswagen AG, Class A
7.380% 76,551 7,742,384
TOTAL GERMANY 22,363,506
INDIA — (0.0%)
*TVS Motor Co., Ltd. 6.000% 358,080 38,481
TOTAL INDIA 38,481
TOTAL PREFERRED
STOCKS 43,596,653
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*<Constellation Software, Inc.
03/31/40 1,839 –
TOTAL CANADA –
CHILE — (0.0%)
*<Parque Arauco SA 06/02/26 17,873 8,313
TOTAL CHILE 8,313
ISRAEL — (0.0%)
*Baran Group, Ltd. 05/08/26 25 1
TOTAL ISRAEL 1

233
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value †
ITALY — (0.0%)
#*<Webuild SpA 08/02/30 2,724 $ –
TOTAL ITALY –
KOREA, REPUBLIC OF — (0.0%)
*SKC Co., Ltd. 05/15/26 1,922 61,164
TOTAL KOREA, REPUBLIC
OF 61,164
MALAYSIA — (0.0%)
*Hengyuan Refining Co. BHD
10/27/30 41,300 5,564
TOTAL MALAYSIA 5,564
THAILAND — (0.0%)
*Better World Green PCL 31,783 –
TOTAL THAILAND –
UNITED ARAB EMIRATES — (0.0%)
*Sharjah Islamic Bank
05/08/26 175,845 19,198
TOTAL UNITED ARAB
EMIRATES 19,198
TOTAL RIGHTS/WARRANTS 94,240
TOTAL INVESTMENT SECURITIES — (97.0%)
(Cost $6,499,060,052) 11,461,477,388
Shares Value †
SECURITIES LENDING COLLATERAL — (3.0%)
@§The DFA Short Term
Investment Fund 31,028,631 $ 359,001,264
TOTAL INVESTMENTS — ( 100.0% )
(Cost $6,858,061,316) $ 11,820,478,652
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $274,744,321 which represented 2.4% of the net assets of the Fund.
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ...................... $ 451,138,804 $ — $ 185,067 $ 451,323,871
Austria ....................... 54,209,648 — — 54,209,648
Belgium ...................... 85,247,878 — — 85,247,878
Brazil ........................ 136,597,965 500,143 — 137,098,108
Canada ...................... 991,265,664 710 24 991,266,398
Chile ......................... 17,455,557 — — 17,455,557
China ........................ 938,867,063 1,184,752 75,334 940,127,149
Colombia ..................... 3,694,520 — — 3,694,520
Czechia ...................... 3,067,113 — — 3,067,113
Denmark ..................... 142,025,909 — — 142,025,909
Egypt ........................ 495,703 — — 495,703
Finland ....................... 121,273,585 — — 121,273,585
France ....................... 548,992,754 119,687 — 549,112,441
Germany ..................... 575,322,874 1,840 — 575,324,714
Greece ....................... 18,874,819 — — 18,874,819
Hong Kong .................... 116,758,297 — 13,717 116,772,014
Hungary ...................... 10,156,337 — — 10,156,337
India ......................... 497,140,658 3,072,214 — 500,212,872
Indonesia ..................... 42,840,248 — 10,993 42,851,241
Ireland ....................... 42,687,633 — — 42,687,633
Israel ........................ 134,111,677 — — 134,111,677

234
Dimensional World ex U.S. Core Equity 2 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Italy ......................... $ 268,073,157 $ — $ — $ 268,073,157
Japan ........................ 1,753,376,022 — — 1,753,376,022
Korea, Republic of .............. 679,819,683 235,030 18,475 680,073,188
Kuwait ....................... 22,042,039 — 44,983 22,087,022
Malaysia ...................... 51,149,839 — 144 51,149,983
Mexico ....................... 73,767,263 — — 73,767,263
Netherlands ................... 243,325,200 — — 243,325,200
New Zealand .................. 16,843,858 — — 16,843,858
Northern Ireland ................ 93,468 — — 93,468
Norway ....................... 70,090,740 396,911 — 70,487,651
Peru ......................... 1,627,873 — — 1,627,873
Philippines .................... 15,302,363 — 1,950 15,304,313
Poland ....................... 47,845,598 — — 47,845,598
Portugal ...................... 31,380,820 — — 31,380,820
Qatar ........................ 18,354,487 — — 18,354,487
Russian Federation ............. — — — —
Saudi Arabia ................... 74,577,192 115,839 — 74,693,031
Singapore ..................... 91,137,561 — — 91,137,561
South Africa ................... 135,104,761 — — 135,104,761
Spain ........................ 223,667,348 162,940 — 223,830,288
Sweden ...................... 202,618,006 — — 202,618,006
Switzerland .................... 552,877,349 — — 552,877,349
Taiwan ....................... 1,000,035,230 12,990 5,894 1,000,054,114
Thailand ...................... — 41,767,904 2,255 41,770,159
Turkey ....................... 18,902,356 — — 18,902,356
United Arab Emirates ............ 55,145,751 238,234 — 55,383,985
United Kingdom ................ 774,765,714 — — 774,765,714
United States .................. 15,470,081 — — 15,470,081
Preferred Stocks
Brazil ........................ 20,214,227 — — 20,214,227
Chile ......................... 83,073 — — 83,073
Colombia ..................... 897,366 — — 897,366
Germany ..................... 22,363,506 — — 22,363,506
India ......................... 38,481 — — 38,481
Rights/Warrants
Canada ...................... — — — —
Chile ......................... — — 8,313 8,313
Israel ........................ — 1 — 1
Italy ......................... — — — —
Korea, Republic of .............. 61,164 — — 61,164
Malaysia ...................... 5,564 — — 5,564
Thailand ...................... — — — —
United Arab Emirates ............ 19,198 — — 19,198
Securities Lending Collateral ........ — 359,001,264 — 359,001,264
Total Investments .................
$11,413,301,044 $406,810,459 $367,149> $11,820,478,652
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

235
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional U.S.
Equity Market ETF
Dimensional U.S.
Small Cap ETF
Assets:
Investment Securities at Value (including $294,487,563 and $1,760,248,181 of securities on loan, respectively) ....................................... $ 19,659,370,808 $ 14,036,352,192
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$280,792,175 and $1,241,228,353, respectively) (Note G) .................. 280,792,175 1,241,228,353
Cash Collateral from Securities on Loan .................................. — 351,169,593
Cash .............................................................. 24,202,609 22,440,220
Receivables:
Investment Securities Sold ........................................... 3,074,238 3,894,117
Dividends and Interest ............................................... 7,582,907 3,536,546
Capital Shares Issued ............................................... 1,146,480 849,004
Prepaid Expenses and Other Assets ..................................... 11,256 39,653
Total Assets ................................................... 19,976,180,473 15,659,509,678
Liabilities:
Payables:
Investment Securities Purchased ...................................... 13,371,859 4,456,440
Fund Shares Redeemed ............................................. 4,428,015 —
Upon Return of Securities Loaned ..................................... 280,792,175 1,592,397,946
Accrued Expenses and Other Liabilities:
Advisory Fee ...................................................... 1,247,874 2,781,985
Administration and Accounting ........................................ 334,598 189,840
Custodian ......................................................... 30,066 26,868
Trustee ........................................................... 109,538 63,510
CCO Fee ......................................................... 955 276
Other Expenses .................................................... 399,180 68,233
Total Liabilities ................................................. 300,714,260 1,599,985,098
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ......................................................... $ 19,675,466,213 $ 14,059,524,580
Shares Outstanding, No Par Value ....................................... 251,364,990 181,915,557
Net Asset Value, Offering and Redemption price per share (^) ................. $ 78.27 $ 77.29
Investment Securities at Cost ........................................... $ 11,009,594,806 $ 10,655,002,918
Net Assets Consist of:
Paid-In Capital ....................................................... $ 10,438,015,201 $ 10,557,915,721
Total Distributable Earnings (Loss) ....................................... 9,237,451,012 3,501,608,859
Net Assets .........................................................
$ 19,675,466,213 $ 14,059,524,580
(^) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

236
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional U.S.
Targeted Value ETF
Dimensional U.S.
Core Equity 2 ETF
Assets:
Investment Securities at Value (including $904,272,216 and $1,618,240,335 of securities on loan, respectively) ....................................... $ 13,664,229,595 $ 44,466,994,515
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$803,331,704 and $1,488,277,874, respectively) (Note G) .................. 803,331,704 1,488,277,874
Segregated Cash for Futures Contracts ................................... 989,010 —
Cash .............................................................. 29,480,464 72,161,357
Receivables:
Investment Securities Sold ........................................... 5,536,091 819,146
Dividends and Interest ............................................... 6,002,738 17,385,006
Cash Collateral for ETF Capital Activity ................................. — 957
Capital Shares Issued ............................................... — 6,055,170
Futures Variation Margin ............................................. 156,303 —
Prepaid Expenses and Other Assets ..................................... 121 —
Total Assets ................................................... 14,509,726,026 46,051,694,025
Liabilities:
Payables:
Investment Securities Purchased ...................................... 15,354,755 11,067,010
Upon Return of Securities Loaned ..................................... 803,331,704 1,488,277,874
Accrued Expenses and Other Liabilities:
Advisory Fee ...................................................... 2,935,815 5,632,827
Administration and Accounting ........................................ 247,641 442,493
Collateral for ETF Capital Activity ...................................... — 957
Custodian ......................................................... 8,396 60,698
Trustee ........................................................... 68,635 219,616
CCO Fee ......................................................... — 922
Other Expenses .................................................... 325,844 561,595
Total Liabilities ................................................. 822,272,790 1,506,263,992
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ......................................................... $ 13,687,453,236 $ 44,545,430,033
Shares Outstanding, No Par Value ....................................... 203,778,862 1,050,389,243
Net Asset Value, Offering and Redemption price per share (^) ................. $ 67.17 $ 42.41
Investment Securities at Cost ........................................... $ 10,573,065,387 $ 26,235,897,898
Net Assets Consist of:
Paid-In Capital ....................................................... $ 10,472,656,281 $ 26,870,628,105
Total Distributable Earnings (Loss) ....................................... 3,214,796,955 17,674,801,928
Net Assets .........................................................
$ 13,687,453,236 $ 44,545,430,033
(^) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

237
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional US
Marketwide Value
ETF
Dimensional
International Value
ETF
Assets:
Investment Securities at Value (including $267,306,215 and $465,490,621 of securities on loan, respectively) ....................................... $ 14,390,240,982 $ 19,153,231,766
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$267,718,174 and $319,389,428, respectively) (Note G) .................... 267,718,174 319,389,428
Foreign Currencies at Value ............................................ — 10,342,048
Cash .............................................................. 13,454,435 103,141,043
Receivables:
Investment Securities Sold ........................................... — 1,484,189
Dividends and Interest ............................................... 9,724,902 87,011,155
Cash Collateral for ETF Capital Activity ................................. — 16,941,535
Capital Shares Issued ............................................... 191,137 —
Futures Variation Margin ............................................. — 3,019,168
Tax Reclaims ...................................................... — 32,751,314
Prepaid Expenses and Other Assets ..................................... 88 73,807
Total Assets ................................................... 14,681,329,718 19,727,385,453
Liabilities:
Payables:
Investment Securities Purchased ...................................... 11,453,149 67,520,967
Upon Return of Securities Loaned ..................................... 267,718,174 319,389,428
Accrued Expenses and Other Liabilities:
Advisory Fee ...................................................... 2,295,400 3,887,873
Administration and Accounting ........................................ 231,483 308,374
Collateral for ETF Capital Activity ...................................... — 16,941,535
Custodian ......................................................... 25,119 98,317
Trustee ........................................................... 78,305 61,209
CCO Fee ......................................................... — 104
Other Expenses .................................................... 285,892 310,415
Total Liabilities ................................................. 282,087,522 408,518,222
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ......................................................... $ 14,399,242,196 $ 19,318,867,231
Shares Outstanding, No Par Value ....................................... 277,729,505 351,095,115
Net Asset Value, Offering and Redemption price per share (^) ................. $ 51.85 $ 55.02
Investment Securities at Cost ........................................... $ 9,122,886,937 $ 13,180,488,335
Foreign Currencies at Cost ............................................. $ — $ 10,338,311
Net Assets Consist of:
Paid-In Capital ....................................................... $ 12,740,861,833 $ 13,298,127,252
Total Distributable Earnings (Loss) ....................................... 1,658,380,363 6,020,739,979
Net Assets .........................................................
$ 14,399,242,196 $ 19,318,867,231
(^) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

238
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional World
ex U.S. Core Equity
2 ETF
Assets:
Investment Securities at Value (including $775,006,247 of securities on loan) .................... $ 11,461,477,388
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $359,001,264) (Note G) ...... 359,001,264
Foreign Currencies at Value ............................................................ 29,662,353
Cash .............................................................................. 22,876,132
Receivables:
Investment Securities Sold ........................................................... 7,629,213
Dividends and Interest ............................................................... 34,395,223
Tax Reclaims ...................................................................... 16,445,392
Prepaid Expenses and Other Assets ..................................................... 168,571
Total Assets ................................................................... 11,931,655,536
Liabilities:
Payables:
Investment Securities Purchased ...................................................... 23,780,459
Upon Return of Securities Loaned ..................................................... 359,001,264
Accrued Foreign Taxes .............................................................. 22,408,086
Accrued Expenses and Other Liabilities:
Advisory Fee ...................................................................... 2,316,570
Administration and Accounting ........................................................ 159,076
Custodian ......................................................................... 461,947
Trustee ........................................................................... 50,223
Other Expenses .................................................................... 104,674
Total Liabilities ................................................................. 408,282,299
Commitments and Contingent Liabilities (Note D) $ —
Net Assets ......................................................................... $ 11,523,373,237
Shares Outstanding, No Par Value ....................................................... 317,017,896
Net Asset Value, Offering and Redemption price per share (^) ................................. $ 36.35
Investment Securities at Cost ........................................................... $ 6,499,060,053
Foreign Currencies at Cost ............................................................. $ 29,745,497
Net Assets Consist of:
Paid-In Capital ....................................................................... $ 7,086,433,622
Total Distributable Earnings (Loss) ....................................................... 4,436,939,615
Net Assets .........................................................................
$ 11,523,373,237
(^) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

239
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
N
Dimensional U.S.
Equity Market ETF
Dimensional U.S.
Small Cap ETF
Investment Income:
Interest ........................................................... $ 688,455 $ 493,110
Dividends (Net of Foreign Taxes Withheld of $33,681 and $114,050, respectively) 101,425,691 75,195,364
Dividend Income from Affiliated Investments ............................. 5,768,738 21,662,627
Income from Securities Lending, Net ................................... 305,315 1,847,547
Total Investment Income ......................................... 108,188,199 99,198,648
Expenses:
Investment Management Fees (Note D) ................................. 7,291,229 15,695,449
Administration and Accounting ........................................ 368,992 243,784
Custodian ......................................................... 66,867 56,135
Filing Fees ........................................................ 293,956 29,951
Trustees’ Fees & Expenses .......................................... 76,527 35,716
CCO Fees ........................................................ 4,321 2,535
Shareholders' Reports ............................................... 95,250 72,787
Other Expenses .................................................... 317,584 188,571
Total Expenses ................................................. 8,514,726 16,324,928
Net Investment Income (Loss) ....................................... 99,673,473 82,873,720
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ......................................... (185,698,355) 48,431,514
In-Kind Transactions .............................................. 945,144,128 414,369,317
Futures ......................................................... (3,058,175) 830,018
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities ............................................. 261,206,713 1,170,315,705
Futures ......................................................... (297,609) —
Net Realized and Unrealized Gain (Loss) ............................. 1,017,296,702 1,633,946,554
Net Increase (Decrease) in Net Assets Resulting from Operations. .......... $ 1,116,970,175 $ 1,716,820,274

240
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional U.S.
Targeted Value ETF
Dimensional U.S.
Core Equity 2 ETF
Investment Income:
Interest ........................................................... $ 754,976 $ 1,425,088
Dividends (Net of Foreign Taxes Withheld of $188,111 and $160,021,
respectively) ..................................................... 108,752,507 238,729,384
Dividend Income from Affiliated Investments ............................. 11,741,534 24,602,674
Income from Securities Lending, Net ................................... 694,394 1,378,128
Total Investment Income ......................................... 121,943,411 266,135,274
Expenses:
Investment Management Fees (Note D) ................................. 16,794,466 32,515,132
Administration and Accounting ........................................ 230,239 701,783
Custodian ......................................................... 34,277 138,114
Filing Fees ........................................................ — 274,735
Trustees’ Fees & Expenses .......................................... 32,339 123,169
CCO Fees ........................................................ 2,230 8,514
Shareholders' Reports ............................................... 150,845 234,558
Other Expenses .................................................... 299,014 705,992
Total Expenses ................................................. 17,543,410 34,701,997
Net Investment Income (Loss) ....................................... 104,400,001 231,433,277
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ......................................... (54,816,024) (236,541,395)
In-Kind Transactions .............................................. 590,820,232 1,244,169,328
Futures ......................................................... (1,991,482) 8,666,118
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities ............................................. 1,520,636,907 2,466,392,960
Futures ......................................................... 489,302 —
Net Realized and Unrealized Gain (Loss) ............................. 2,055,138,935 3,482,687,011
Net Increase (Decrease) in Net Assets Resulting from Operations. .......... $ 2,159,538,936 $ 3,714,120,288

241
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional US
Marketwide Value
ETF
Dimensional
International Value
ETF
Investment Income:
Interest ........................................................... $ 587,753 $ 971,020
Dividends (Net of Foreign Taxes Withheld of $58,095 and $28,785,842,
respectively) ..................................................... 118,953,417 273,995,696
Dividend Income from Affiliated Investments ............................. 5,357,787 7,173,236
Income from Securities Lending, Net ................................... 272,954 764,312
Total Investment Income ......................................... 125,171,911 282,904,264
Expenses:
Investment Management Fees (Note D) ................................. 13,164,945 20,945,021
Administration and Accounting ........................................ 241,859 382,251
Custodian ......................................................... 49,120 315,994
Filing Fees ........................................................ — 365,169
Trustees’ Fees & Expenses .......................................... 39,044 39,250
CCO Fees ........................................................ 2,393 2,708
Shareholders' Reports ............................................... 96,503 166,378
Other Expenses .................................................... 208,752 373,306
Total Expenses ................................................. 13,802,616 22,590,077
Net Investment Income (Loss) ....................................... 111,369,295 260,314,187
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ............ (113,326,924) 8,414,378
In-Kind Transactions .............................................. 551,065,678 299,637,653
Futures ......................................................... (3,214,336) (7,227,069)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ................. 1,516,069,910 2,383,873,099
Net Realized and Unrealized Gain (Loss) ............................. 1,950,594,328 2,684,698,061
Net Increase (Decrease) in Net Assets Resulting from Operations. .......... $ 2,061,963,623 $ 2,945,012,248

242
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional World
ex U.S. Core Equity
2 ETF
Investment Income:
Interest ........................................................................... $ 470,139
Dividends (Net of Foreign Taxes Withheld of $13,944,919) .................................. 124,259,788
Dividend Income from Affiliated Investments ............................................. 6,105,066
Income from Securities Lending, Net ................................................... 5,398,373
Total Investment Income ......................................................... 136,233,366
Expenses:
Investment Management Fees (Note D) ................................................. 13,079,745
Administration and Accounting ........................................................ 243,643
Custodian ......................................................................... 894,526
Filing Fees ........................................................................ 92,500
Trustees’ Fees & Expenses .......................................................... 26,543
CCO Fees ........................................................................ 1,772
Shareholders' Reports ............................................................... 58,563
Other Expenses .................................................................... 243,452
Total Expenses ................................................................. 14,640,744
Net Investment Income (Loss) ....................................................... 121,592,622
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ............................ 55,671,715
1
Futures ......................................................................... 447,877
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ................................. 1,347,432,927
2
Net Realized and Unrealized Gain (Loss) ............................................. 1,403,552,519
Net Increase (Decrease) in Net Assets Resulting from Operations. .......................... $ 1,525,145,141
1
Net of foreign capital gain taxes withheld of:
............................................................
$ (15,705)
2
Including foreign capital gain taxes of:
..................................................................
$ 1,621,673

243
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
See accompanying Notes to Financial Statements.
Dimensional U.S. Equity Market ETF Dimensional U.S. Small Cap ETF
Six months
ended
April 30, 2026
Year ended
October 31, 2025
Six months
ended
April 30, 2026
Year ended
October 31, 2025
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ..... $ 99,673,473 $ 164,474,881 $ 82,873,720 $ 117,539,830
Net Realized Gain (Loss) from:
Investment Securities Sold ...... (185,698,355) (26,074,624) 48,431,514 (49,250,665)
In-Kind Transactions ........... 945,144,128 535,942,095 414,369,317 607,855,854
Futures ...................... (3,058,175) 4,025,322 830,018 1,225,583
Change in Unrealized Appreciation
(Depreciation) on:
Investment Securities .......... 261,206,713 2,236,158,862 1,170,315,705 53,936,688
Futures ...................... (297,609) 297,609 — —
Change in Net Assets Resulting
from Operations ........... 1,116,970,175 2,914,824,145 1,716,820,274 731,307,290
Distributions:
Total Distributions ............... (81,493,058) (160,450,454) (64,120,890) (104,235,260)
Change in Net Assets Resulting
from Distributions .......... (81,493,058) (160,450,454) (64,120,890) (104,235,260)
Capital Share Transactions:
Shares Issued .................. 1,800,277,650 4,550,181,493 1,631,659,243 2,924,949,201
Cost of Shares Redeemed ........ (1,159,438,208) (636,381,758) (643,049,600) (997,288,139)
Change in Net Assets
Resulting from Capital Share
Transactions .............. 640,839,442 3,913,799,735 988,609,643 1,927,661,062
Change in Net Assets ........ 1,676,316,559 6,668,173,426 2,641,309,027 2,554,733,092
Net Assets:
Beginning of Period .............. 17,999,149,654 11,330,976,228 11,418,215,553 8,863,482,461
End of Period ................... $ 19,675,466,213 $ 17,999,149,654 $ 14,059,524,580 $ 11,418,215,553
Share Transactions:
Issued ........................ 24,200,000 69,080,000 22,500,000 45,090,000
Redeemed ..................... (15,720,000) (9,680,000) (8,910,000) (15,330,000)
Change in Shares ............ 8,480,000 59,400,000 13,590,000 29,760,000

244
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
See accompanying Notes to Financial Statements.
Dimensional U.S. Targeted Value ETF Dimensional U.S. Core Equity 2 ETF
Six months
ended
April 30, 2026
Year ended
October 31, 2025
Six months
ended
April 30, 2026
Year ended
October 31, 2025
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ..... $ 104,400,001 $ 190,388,915 $ 231,433,277 $ 414,234,538
Net Realized Gain (Loss) from:
Investment Securities Sold ...... (54,816,024) 1,046,157 (236,541,395) (536,473,854)
In-Kind Transactions ........... 590,820,232 1,190,250,634 1,244,169,328 2,350,433,969
Futures ...................... (1,991,482) (2,965,024) 8,666,118 (31,472,264)
Change in Unrealized Appreciation
(Depreciation) on:
Investment Securities .......... 1,520,636,907 (775,400,716) 2,466,392,960 3,014,672,741
Futures ...................... 489,302 — — —
Change in Net Assets Resulting
from Operations ........... 2,159,538,936 603,319,966 3,714,120,288 5,211,395,130
Distributions:
Total Distributions ............... (90,952,503) (175,495,500) (193,998,447) (379,282,732)
Change in Net Assets Resulting
from Distributions .......... (90,952,503) (175,495,500) (193,998,447) (379,282,732)
Capital Share Transactions:
Shares Issued .................. 1,238,010,140 2,529,839,501 3,424,098,887 5,882,200,389
Cost of Shares Redeemed ........ (981,681,643) (2,055,818,256) (1,527,378,507) (2,920,462,875)
Change in Net Assets
Resulting from Capital Share
Transactions .............. 256,328,497 474,021,245 1,896,720,380 2,961,737,514
Change in Net Assets ........ 2,324,914,930 901,845,711 5,416,842,221 7,793,849,912
Net Assets:
Beginning of Period .............. 11,362,538,306 10,460,692,595 39,128,587,812 31,334,737,900
End of Period ................... $ 13,687,453,236 $ 11,362,538,306 $ 44,545,430,033 $ 39,128,587,812
Share Transactions:
Issued ........................ 20,000,000 46,000,000 85,600,000 168,100,000
Redeemed ..................... (15,850,000) (37,350,000) (38,200,000) (86,400,000)
Change in Shares ............ 4,150,000 8,650,000 47,400,000 81,700,000

245
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
See accompanying Notes to Financial Statements.
Dimensional US Marketwide Value ETF Dimensional International Value ETF
Six months
ended
April 30, 2026
Year ended
October 31, 2025
Six months
ended
April 30, 2026
Year ended
October 31, 2025
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ..... $ 111,369,295 $ 217,636,114 $ 260,314,187 $ 395,238,076
Net Realized Gain (Loss) from:
Investment Securities Sold and
Foreign Currency Transactions . (113,326,924) (214,570,332) 8,414,378 28,481,605
In-Kind Transactions ........... 551,065,678 1,468,783,930 299,637,653 321,752,115
Futures ...................... (3,214,336) 6,161,775 (7,227,069) 10,601,498
Change in Unrealized Appreciation
(Depreciation) on:
Investment Securities and Foreign
Currency Translations ........ 1,516,069,910 (356,265,779) 2,383,873,099 2,231,881,930
Change in Net Assets Resulting
from Operations ........... 2,061,963,623 1,121,745,708 2,945,012,248 2,987,955,224
Distributions:
Total Distributions ............... (93,743,409) (201,025,483) (152,424,349) (381,960,216)
Change in Net Assets Resulting
from Distributions .......... (93,743,409) (201,025,483) (152,424,349) (381,960,216)
Capital Share Transactions:
Shares Issued .................. 879,685,474 2,341,055,767 2,873,062,459 4,151,432,791
Cost of Shares Redeemed ........ (738,430,532) (2,203,914,411) (446,273,398) (511,727,862)
Change in Net Assets
Resulting from Capital Share
Transactions .............. 141,254,942 137,141,356 2,426,789,061 3,639,704,929
Change in Net Assets ........ 2,109,475,156 1,057,861,581 5,219,376,960 6,245,699,937
Net Assets:
Beginning of Period .............. 12,289,767,040 11,231,905,459 14,099,490,271 7,853,790,334
End of Period ................... $ 14,399,242,196 $ 12,289,767,040 $ 19,318,867,231 $ 14,099,490,271
Share Transactions:
Issued ........................ 17,800,000 56,200,000 55,450,000 101,900,000
Redeemed ..................... (14,850,000) (52,800,000) (8,700,000) (12,500,000)
Change in Shares ............ 2,950,000 3,400,000 46,750,000 89,400,000

246
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
See accompanying Notes to Financial Statements.
Dimensional World ex U.S. Core Equity
2 ETF
Six months
ended
April 30, 2026
Year ended
October 31, 2025
(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ........................................ $ 121,592,622 $ 229,366,222
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ............ 55,671,715 9,440,054
Futures ......................................................... 447,877 2,223,723
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ................. 1,347,432,927 1,764,617,886
Change in Net Assets Resulting from Operations ...................... 1,525,145,141 2,005,647,885
Distributions:
Total Distributions .................................................. (89,470,317) (250,115,555)
Change in Net Assets Resulting from Distributions ..................... (89,470,317) (250,115,555)
Capital Share Transactions:
Shares Issued ..................................................... 429,801,885 732,705,196
Change in Net Assets Resulting from Capital Share Transactions ......... 429,801,885 732,705,196
Change in Net Assets ........................................... 1,865,476,709 2,488,237,526
Net Assets:
Beginning of Period ................................................. 9,657,896,528 7,169,659,002
End of Period ...................................................... $ 11,523,373,237 $ 9,657,896,528
Share Transactions:
Issued ........................................................... 12,800,000 26,400,000
Change in Shares ............................................... 12,800,000 26,400,000

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
247
See accompanying Notes to Financial Statements.
Dimensional U.S. Equity Market ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
(Unaudited)
Net Asset Value, Beginning of Period ....
$ 74.11 $ 61.75 $ 45.33 $ 42.06 $ 50.34 $ 35.43
Income From Investment Operations (a)
Net Investment Income (Loss) .....
0.40 0.75 0.72 0.66 0.63 0.54
Net Gains (Losses) on Securities
(Realized and Unrealized) ....
4.09 12.33 16.37 3.25 (8.29) 14.91
Total from Investment
Operations ..........
4.49 13.08 17.09 3.91 (7.66) 15.45
Less Distributions:
Net Investment Income ..........
(0.33) (0.72) (0.67) (0.64) (0.62) (0.54)
Total Distributions ..........
(0.33) (0.72) (0.67) (0.64) (0.62) (0.54)
Net Asset Value, End of Period .........
$ 78.27 $ 74.11 $ 61.75 $ 45.33 $ 42.06 $ 50.34
Total Return at NAV (b)(c) ............
6.10% 21.31% 37.87% 9.34% (15.30)% 43.83%
Net Assets, End of Year (thousands) .....
$ 19,675,466 $ 17,999,150 $ 11,330,976 $ 6,563,685 $ 5,474,263 $ 6,041,240
Ratio of Expenses to Average Net Assets (d)
0.09% 0.09% 0.09% 0.09% 0.09% 0.17%
Ratio of Expenses to Average Net Assets
(Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees
Paid Indirectly) (d) ..............
0.09% 0.09% 0.09% 0.09% 0.09% 0.17%
Ratio of Net Investment Income to Average
Net Assets (d) ................
1.09% 1.13% 1.27% 1.47% 1.39% 1.21%
Portfolio Turnover Rate (c)(e) .........
2% 3% 2% 2% 4% 1%
See page 2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
248
See accompanying Notes to Financial Statements.
Dimensional U.S. Small Cap ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
(Unaudited)
Net Asset Value, Beginning of Period ....
$ 67.83 $ 63.97 $ 49.48 $ 52.10 $ 60.22 $ 38.59
Income From Investment Operations (a)
Net Investment Income (Loss) .....
0.48 0.76 0.69 0.67 0.62 0.55
Net Gains (Losses) on Securities
(Realized and Unrealized) ....
9.35 3.77 14.40 (2.69) (6.88) 21.53
Total from Investment
Operations ..........
9.83 4.53 15.09 (2.02) (6.26) 22.08
Less Distributions:
Net Investment Income ..........
(0.37) (0.67) (0.60) (0.60) (0.57) (0.45)
Net Realized Gains .............
— — — — (1.29) —
Total Distributions ..........
(0.37) (0.67) (0.60) (0.60) (1.86) (0.45)
Net Asset Value, End of Period .........
$ 77.29 $ 67.83 $ 63.97 $ 49.48 $ 52.10 $ 60.22
Total Return at NAV (b)(c) ............
14.52% 7.14% 30.55% (3.94)% (10.58)% 57.38%
Net Assets, End of Year (thousands) .....
$ 14,059,525 $ 11,418,216 $ 8,863,482 $ 5,613,913 $ 4,678,114 $ 4,290,238
Ratio of Expenses to Average Net Assets (d)
0.26% 0.26% 0.27% 0.26% 0.28% 0.39%
Ratio of Expenses to Average Net Assets
(Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees
Paid Indirectly) (d) ..............
0.26% 0.26% 0.27% 0.26% 0.28% 0.39%
Ratio of Net Investment Income to Average
Net Assets (d) ................
1.32% 1.17% 1.14% 1.26% 1.15% 1.00%
Portfolio Turnover Rate (c)(e) .........
3% 6% 8% 4% 9% 11%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
249
See accompanying Notes to Financial Statements.
Dimensional U.S. Targeted Value ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
(Unaudited)
Net Asset Value, Beginning of Period ....
$ 56.92 $ 54.77 $ 43.26 $ 44.32 $ 46.49 $ 28.37
Income From Investment Operations (a)
Net Investment Income (Loss) .....
0.52 0.97 0.82 0.75 0.68 0.64
Net Gains (Losses) on Securities
(Realized and Unrealized) ....
10.18 2.07 11.41 (1.14) (2.13) 18.00
Total from Investment
Operations ..........
10.70 3.04 12.23 (0.39) (1.45) 18.64
Less Distributions:
Net Investment Income ..........
(0.45) (0.89) (0.72) (0.67) (0.69) (0.52)
Net Realized Gains .............
— — — — (0.03) —
Total Distributions ..........
(0.45) (0.89) (0.72) (0.67) (0.72) (0.52)
Net Asset Value, End of Period .........
$ 67.17 $ 56.92 $ 54.77 $ 43.26 $ 44.32 $ 46.49
Total Return at NAV (b)(c) ............
18.88% 5.59% 28.36% (0.93)% (3.07)% 65.98%
Net Assets, End of Year (thousands) .....
$ 13,687,453 $ 11,362,538 $ 10,460,693 $ 7,791,663 $ 7,188,295 $ 6,449,204
Ratio of Expenses to Average Net Assets (d)
0.28% 0.28% 0.28% 0.28% 0.29% 0.38%
Ratio of Expenses to Average Net Assets
(Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees
Paid Indirectly) (d) ..............
0.28% 0.28% 0.28% 0.28% 0.29% —%
Ratio of Net Investment Income to Average
Net Assets (d) ................
1.68% 1.76% 1.58% 1.64% 1.52% 1.53%
Portfolio Turnover Rate (c)(e) .........
6% 9% 9% 3% 8% 6%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
250
See accompanying Notes to Financial Statements.
Dimensional U.S. Core Equity 2 ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
(Unaudited)
Net Asset Value, Beginning of Period ....
$ 39.01 $ 34.01 $ 25.33 $ 24.43 $ 28.13 $ 19.42
Income From Investment Operations (a)
Net Investment Income (Loss) .....
0.23 0.43 0.41 0.40 0.37 0.32
Net Gains (Losses) on Securities
(Realized and Unrealized) ....
3.36 4.96 8.63 0.87 (3.72) 8.67
Total from Investment
Operations ..........
3.59 5.39 9.04 1.27 (3.35) 8.99
Less Distributions:
Net Investment Income ..........
(0.19) (0.39) (0.36) (0.37) (0.35) (0.28)
Total Distributions ..........
(0.19) (0.39) (0.36) (0.37) (0.35) (0.28)
Net Asset Value, End of Period .........
$ 42.41 $ 39.01 $ 34.01 $ 25.33 $ 24.43 $ 28.13
Total Return at NAV (b)(c) ............
9.23% 15.97% 35.83% 5.21% (11.95)% 46.47%
Net Assets, End of Year (thousands) .....
$ 44,545,430 $ 39,128,588 $ 31,334,738 $ 20,467,311 $ 15,437,733 $ 14,457,938
Ratio of Expenses to Average Net Assets (d)
0.17% 0.17% 0.17% 0.17% 0.17% 0.21%
Ratio of Expenses to Average Net Assets
(Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees
Paid Indirectly) (d) ..............
0.17% 0.17% 0.17% 0.17% 0.17% 0.21%
Ratio of Net Investment Income to Average
Net Assets (d) ................
1.14% 1.22% 1.32% 1.53% 1.43% 1.25%
Portfolio Turnover Rate (c)(e) .........
1% 4% 4% 3% 6% 2%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
251
See accompanying Notes to Financial Statements.
Dimensional US Marketwide Value ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
(Unaudited)
Net Asset Value, Beginning of Period ....
$ 44.73 $ 41.39 $ 32.46 $ 33.44 $ 36.32 $ 25.06
Income From Investment Operations (a)
Net Investment Income (Loss) .....
0.40 0.80 0.75 0.70 0.64 0.54
Net Gains (Losses) on Securities
(Realized and Unrealized) ....
7.06 3.27 8.82 (1.05) (2.93) 11.26
Total from Investment
Operations ..........
7.46 4.07 9.57 (0.35) (2.29) 11.80
Less Distributions:
Net Investment Income ..........
(0.34) (0.73) (0.64) (0.63) (0.59) (0.54)
Total Distributions ..........
(0.34) (0.73) (0.64) (0.63) (0.59) (0.54)
Net Asset Value, End of Period .........
$ 51.85 $ 44.73 $ 41.39 $ 32.46 $ 33.44 $ 36.32
Total Return at NAV (b)(c) ............
16.75% 9.95% 29.62% (1.13)% (6.28)% 47.30%
Net Assets, End of Year (thousands) .....
$ 14,399,242 $ 12,289,767 $ 11,231,905 $ 8,237,027 $ 7,904,011 $ 8,320,772
Ratio of Expenses to Average Net Assets (d)
0.21% 0.21% 0.21% 0.21% 0.22% 0.23%
Ratio of Expenses to Average Net Assets
(Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees
Paid Indirectly) (d) ..............
0.21% 0.21% 0.21% 0.21% 0.22% 0.41%
Ratio of Net Investment Income to Average
Net Assets (d) ................
1.69% 1.88% 1.91% 2.05% 1.86% 1.62%
Portfolio Turnover Rate (c)(e) .........
2% 5% 4% 2% 3% —%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
252
See accompanying Notes to Financial Statements.
Dimensional International Value ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
(Unaudited)
Net Asset Value, Beginning of Period ....
$ 46.33 $ 36.54 $ 30.93 $ 27.70 $ 33.76 $ 11.67
Income From Investment Operations (a)
Net Investment Income (Loss) .....
0.79 1.53 1.43 1.39 1.34 0.78
Net Gains (Losses) on Securities
(Realized and Unrealized) ....
8.38 9.69 5.54 3.15 (5.95) 22.06
Total from Investment
Operations ..........
9.17 11.22 6.97 4.54 (4.61) 22.84
Less Distributions:
Net Investment Income ..........
(0.48) (1.43) (1.36) (1.31) (1.45) (0.75)
Total Distributions ..........
(0.48) (1.43) (1.36) (1.31) (1.45) (0.75)
Net Asset Value, End of Period .........
$ 55.02 $ 46.33 $ 36.54 $ 30.93 $ 27.70 $ 33.76
Total Return at NAV (b)(c) ............
19.91% 31.31% 22.71% 16.29% (13.97)% 48.18%
Net Assets, End of Year (thousands) .....
$ 19,318,867 $ 14,099,490 $ 7,853,790 $ 5,539,957 $ 3,757,656 $ 3,616,969
Ratio of Expenses to Average Net Assets (d)
0.27% 0.27% 0.27% 0.27% 0.29% 0.48%
Ratio of Expenses to Average Net Assets
(Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees
Paid Indirectly) (d) ..............
0.27% 0.27% 0.27% 0.27% 0.29% 0.48%
Ratio of Net Investment Income to Average
Net Assets (d) ................
3.10% 3.71% 3.99% 4.30% 4.31% 3.34%
Portfolio Turnover Rate (c)(e) .........
1% 6% 16% 12% 12% 14%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
253
See accompanying Notes to Financial Statements.
Dimensional World ex U.S. Core Equity 2 ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Year
ended
October 31, 2021
(Unaudited)
Net Asset Value, Beginning of Period ....
$ 31.75 $ 25.81 $ 21.60 $ 19.62 $ 26.32 $ 9.91
Income From Investment Operations (a)
Net Investment Income (Loss) .....
0.39 0.79 0.74 0.72 0.76 0.45
Net Gains (Losses) on Securities
(Realized and Unrealized) ....
4.50 6.00 4.15 2.00 (6.69) 16.41
Total from Investment
Operations ..........
4.89 6.79 4.89 2.72 (5.93) 16.86
Less Distributions:
Net Investment Income ..........
(0.29) (0.85) (0.68) (0.74) (0.77) (0.45)
Total Distributions ..........
(0.29) (0.85) (0.68) (0.74) (0.77) (0.45)
Net Asset Value, End of Period .........
$ 36.35 $ 31.75 $ 25.81 $ 21.60 $ 19.62 $ 26.32
Total Return at NAV (b)(c) ............
15.52% 26.78% 22.75% 13.76% (22.87)% 35.23%
Net Assets, End of Year (thousands) .....
$ 11,523,373 $ 9,657,897 $ 7,169,659 $ 5,499,367 $ 4,312,083 $ 4,664,404
Ratio of Expenses to Average Net Assets (d)
0.28% 0.28% 0.29% 0.28% 0.30% 0.36%
Ratio of Expenses to Average Net Assets
(Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees
Paid Indirectly) (d) ..............
0.28% 0.28% 0.29% 0.28% 0.30% 0.39%
Ratio of Net Investment Income to Average
Net Assets (d) ................
2.32% 2.81% 2.95% 3.17% 3.28% 2.39%
Portfolio Turnover Rate (c)(e) .........
2% 5% 12% 7% 8% 10%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
Notes to Financial Statements
(Unaudited)
254
A. Organization
The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The
Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the
“1940 Act”). As of April 30, 2026, the Trust is comprised of forty-one operational exchange-traded funds (“ETFs”)
and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following
(individually referred to as a “Fund” or collectively as the “Funds”):
The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies”.
The Board of Trustees of the Trust (the “Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.
B. Significant Accounting Policies
Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing
Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’
distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Fund Short Name
Dimensional U.S. Equity Market ETF US Equity Market ETF
Dimensional U.S. Small Cap ETF US Small Cap ETF
Dimensional U.S. Targeted Value ETF US Targeted Value ETF
Dimensional U.S. Core Equity 2 ETF US Core Equity 2 ETF
Dimensional US Marketwide Value ETF US Marketwide Value ETF
Dimensional International Value ETF International Value ETF
Dimensional World ex U.S. Core Equity 2 ETF World ex US Core Equity 2 ETF

255
1.
Security Valuation
The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by Dimensional Fund
Advisors LP (the “Advisor”), with input from certain third-party pricing services and others, in accordance with Rule
2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale.
Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period, they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the hierarchy.
Equity securities traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-
end management investment company available for purchase only by the Funds and affiliated funds, is categorized as Level 2 in the hierarchy.
With respect to the World ex US Core Equity 2 ETF and the International Value ETF (the “International Funds”),
the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Funds do not price their shares; therefore the value of securities held by the International Funds may change on days when shareholders will not be able to purchase or redeem shares.

256
Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the hierarchy.
2.
Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in lieu of cash, if any, is recorded at the fair value of the securities received.
The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. World ex US Core Equity 2 ETF is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
Tax reclaims receivable are recorded based on the Funds’ interpretation of country-specific taxation of accrued dividend and interest income and may be subject to change due to changes in country-specific tax regulations or how the Funds interpret the taxation of dividend income or interest income and the related reclaimable amounts.
3.
Foreign Currency Translations
The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S.
dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in “Change in Unrealized Appreciation
(Depreciation) on Investment Securities and Foreign Currency Translations” on the Statements of Operations. Any
realized gains or losses from these fluctuations are included in “Net Realized Gain (Loss) from Investment Securities
Sold and Foreign Currency Transactions” on the Statements of Operations.

257
4.
Restricted Securities
A restricted security is a security that cannot be offered for public sale without prior registration under the
Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.
5.
Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.
6.
Deferred Compensation Plan
Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Funds, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio,
U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value
Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio,
DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions
made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’
Fees & Expenses.
Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the
Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
7.
Other
Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.
C. Derivative Instruments
All open derivative positions at period end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type. The Funds’ derivative contracts are not accounted for as hedging instruments under
GAAP.
1.
Forward Currency Contracts
The International Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily

258
and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented on the Statements of Operations as the “Change in Unrealized Appreciation (Depreciation) on Forward Currency Contracts”. When the
contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented on the Statements of Operations as a “Net Realized Gain (Loss) from Forward Currency Contracts”. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
2.
Futures Contracts
Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund.
Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as
“Futures Variation Margin”. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements.
The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 was as follows:
* Average Notional Value of futures contracts
Summary of Derivative Instruments:
The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2026:
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin is reported on the Statements of
Assets and Liabilities.
(1) Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Variation Margin.
Futures *
US Equity Market ETF ............................................................... $ 14,502,089
US Small Cap ETF .................................................................. 18,761,895
US Targeted Value ETF .............................................................. 10,803,662
International Value ETF .............................................................. 4,002,323
World ex US Core Equity 2 ETF ........................................................ 18,723,567
Asset
Unrealized Appreciation
on Futures *(1)
Equity Risk Exposure: –
US Targeted Value ETF .................................................... $489,302

259
The following is a summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
(1) Presented on Statements of Operations as Net Realized Gain (Loss) from: Futures.
(2) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Futures.
Currency Rate Risk Exposure:
The International Funds had limited activity in forward foreign currency contracts during the six months ended
April 30, 2026 and no such contracts were outstanding as of April 30, 2026. Net realized and changes in unrealized gain or loss on such contracts were minimal during the six months ended April 30, 2026, and are included in
“Net Realized Gain (Loss) from Investment Securities Sold and Foreign Currency Transactions” and “Change in
Unrealized Appreciation (Depreciation) on Investment Securities and Foreign Currency Translations”, respectively, on the accompanying Statements of Operations.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA
Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the Statements of Assets and Liabilities.
D. Investment Advisory and Other Contractual Services
1.
Investment Advisory Fees
The Advisor serves as the investment advisor to the Funds pursuant to an investment management agreement.
Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited, each of whom are controlled by the
Advisor, serve as Sub-Advisors for the International Funds and are paid by the Advisor pursuant to separate sub-
advisory agreements.
Realized Gain (Loss)
from:
Change in Unrealized
Appreciation
(Depreciation) on
Derivatives
Futures (1) Futures (2)
Equity Risk Exposure: – –
US Equity Market ETF ........................... $(3,058,175) $(297,609)
US Small Cap ETF .............................. 830,018 —
US Targeted Value ETF .......................... (1,991,482) 489,302
US Core Equity 2 ETF ............................ 8,666,118 —
US Marketwide Value ETF ........................ (3,214,336) —
International Value ETF .......................... (7,227,069) —
World ex US Core Equity 2 ETF .................... 447,877 —

260
For the six months ended April 30, 2026, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor
has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the US Equity
Market ETF, US Core Equity 2 ETF, US Marketwide Value ETF, and World ex US Core Equity 2 ETF as described in the notes below. The Fee Waiver Agreement will remain in effect through February 28, 2027, may only be terminated by the Trust’s Board of Trustees prior to that date, and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the six months ended April 30, 2026, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the ETF
Fund Expenses (defined below) of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense Limitation
Amount in place for the Fund. The waived fees/assumed expenses during the six months ended April 30, 2026 and recovered previously waived fees/assumed expenses during the six months ended April 30, 2026 are reflected below. The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. As of April 30,
2026, the Funds did not have any previously waived fees/expenses assumed subject to future recovery.
(1) The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets
(the “Expense Limitation Amount”).
(2) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund
(excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).
(3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Fund (including the expenses that the Fund bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Fund incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).
Management Fee
US Equity Market ETF .................................................................................. 0.08%
US Small Cap ETF ...................................................................................... 0.25%
US Targeted Value ETF ................................................................................ 0.27%
US Core Equity 2 ETF .................................................................................. 0.16%
US Marketwide Value ETF ............................................................................. 0.20%
International Value ETF ................................................................................. 0.25%
World ex US Core Equity 2 ETF ....................................................................... 0.25%
Expense
Limitation
Amount
Waived Fees/
Assumed
Expenses
Recovery of
Previously
Waived Fees/
Assumed
Expenses
US Equity Market ETF (1) ........................... 0.22% $— $—
US Core Equity 2 ETF (2) ........................... 0.30% — —
US Marketwide Value ETF (2) ....................... 0.24% — —
World ex US Core Equity 2 ETF (3) ................... 0.39% — —

261
2.
Administration, Accounting, Transfer Agent, and Custodian Fees
Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services
Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global
Custodial and Agency Services Agreement with the Trust.
3.
Distribution
DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ Shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.
4.
Fees Paid to Officers and Trustees
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust.
For the six months ended April 30, 2026, the total related amount paid by the Trust to the CCO was $72,291.
E. Deferred Compensation
As of April 30, 2026, the total liability for deferred compensation to Trustees is included in “Accrued Expenses and Other Liabilities” on the Statements of Assets and Liabilities as follows:
F. Federal Income Taxes
Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter
M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with
U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/
tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a result of realized gains on securities considered to be “passive foreign investment companies,” non-
deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and redemption in-kind transactions, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
Total
US Equity Market ETF ........................................................................................ $ 63,724
US Small Cap ETF ............................................................................................ 46,880
US Targeted Value ETF ...................................................................................... 53,591
US Core Equity 2 ETF ........................................................................................ 156,739
US Marketwide Value ETF ................................................................................... 57,611
International Value ETF ....................................................................................... 50,959
World ex US Core Equity 2 ETF ............................................................................. 40,056

262
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024 and
October 31, 2025, were as follows:
As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
(1) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales and passive foreign investment company adjustments.
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
US Equity Market ETF
2024 .................................................. $ 106,895,297 $ — $ 106,895,297
2025 .................................................. 160,450,454 — 160,450,454
US Small Cap ETF
2024 .................................................. 77,000, 132 — 77,000,132
2025 .................................................. 104,235,260 — 104,235,260
US Targeted Value ETF
2024 .................................................. 133,325, 271 — 133,325,271
2025 .................................................. 175,495,500 — 175,495,500
US Core Equity 2 ETF
2024 .................................................. 310,601, 227 — 310,601,227
2025 .................................................. 379,282,732 — 379,282,732
US Marketwide Value ETF
2024 .................................................. 168,675,253 — 168,675,253
2025 .................................................. 201,025,484 — 201,025,484
International Value ETF
2024 .................................................. 274,065,468 — 274,065,468
2025 .................................................. 381,960,216 — 381,960,216
World ex US Core Equity 2 ETF
2024 .................................................. 182,500,544 — 182,500,544
2025 .................................................. 250,115,555 — 250,115,555
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
US Equity Market ETF .......... $ 2,549,995 $ — $ (189,961,376) $ 8,389,381,975 $ 8,201,970,594
US Small Cap ETF ............. 1,902,584 — (371,166,823) 2,218,172,238 1,848,907,999
US Targeted Value ETF ......... 2,681,0 98 — (421,619, 101 ) 1,565,135, 45 5 1,146,197, 45 2
US Core Equity 2 ETF ........... 2,801,186 — (1,624,551,541) 15,776,429,370 14,154,679,015
US Marketwide Value ETF ....... 3,076,208 — (515,763,117) 202,846,148 (309,840,761)
International Value ETF ......... 63,528,273 — (421,196,345) 3,585,818,456 3,228,150,384
World ex US Core Equity 2 ETF ... 45,081,720 — (621,332,568) 3,577,514,691 3,001,263,843

263
For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October
31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains.
As of October 31, 2025, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:
During the year ended October 31, 2025, the following Fund used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes:
As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Funds recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Total
US Equity Market ETF ............................................................. $ 189,961,376
US Small Cap ETF ................................................................ 371,166,823
US Targeted Value ETF ............................................................ 421,619,101
US Core Equity 2 ETF .............................................................. 1,624,551,541
US Marketwide Value ETF .......................................................... 515,763,117
International Value ETF ............................................................ 421,196,345
World ex US Core Equity 2 ETF ...................................................... 621,332,568
Total
International Value ETF ............................................................ $26,680,027
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US Equity Market ETF .............
$ 11,289, 574 , 295 $ 8,727,057,488 $ (76, 468 , 800 ) $ 8,650, 588 , 688
US Small Cap ETF ................
11,889,193,584 4,276,412,778 (888,025,817) 3,388,386,961
US Targeted Value ETF ............
11,381,788,937 3,765,399,967 (679,627,605) 3,085,772,362
US Core Equity 2 ETF ..............
27,712,450,059 18,726,576,761 (483,754,431) 18,242,822,330
US Marketwide Value ETF ..........
9,387,744,398 5,595,600,295 (325,385,537) 5,270,214,758
International Value ETF ............
13,506,274,919 6,147,584,712 (181,238,437) 5,966,346,275
World ex US Core Equity 2 ETF ......
6,874,834,849 5,209,684,067 (264,040,264) 4,945,643,803

264
G. Securities Lending
As of April 30, 2026, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term
U.S. Treasuries and U.S. government agency securities as follows:
Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’
collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.
In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short
Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
H. Affiliated Trades
Cross trades for the six months ended April 30, 2026, if any, were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board.
Non-Cash
Collateral
Market Value
US Equity Market ETF ............................................................................. $ 14,248,993
US Small Cap ETF ................................................................................. 172,657,439
US Targeted Value ETF ........................................................................... 111,283,699
US Core Equity 2 ETF ............................................................................. 126,258,770
International Value ETF ............................................................................ 162,006,974
World ex US Core Equity 2 ETF .................................................................. 452,684,647

265
For the six months ended April 30, 2026, cross trades by the Funds under Rule 17a-7 were as follows:
For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding
Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows:
Purchases Sales
Realized
Gain (Loss)
US Equity Market ETF ................................... $ 60,731,414 $ 71,899,260 $ (49,580,021)
US Small Cap ETF ...................................... 164,064,949 31,174,637 1,572,323
US Targeted Value ETF .................................. 128,132,405 114,458,002 (23,468,194)
US Core Equity 2 ETF .................................... 366,349,876 42,316,558 (24,702,260)
US Marketwide Value ETF ................................ 86,524,632 86,735,683 (28,047,784)
International Value ETF .................................. 94,383,118 31,654,680 (6,183,818)
World ex US Core Equity 2 ETF ............................ 38,092,791 18,445,072 (4,077,129)
Balance at
October 31,
2025
Purchases at
Cost
Proceeds from
Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
April 30, 2026
Shares as of
April 30, 2026
Dividend
Income
Capital Gains
Distributions
US Equity Market
ETF
The DFA Short Term
Investment Fund
$287,879,461 $767,148,290 $774,235,576 $— $— $280,792,175 24,268,987 $5,768,738
$—
Total
$287,879,461 $767,148,290 $774,235,576 $— $— $280,792,175 $5,768,738
$—
US Small Cap ETF
The DFA Short Term
Investment Fund
$1,024,330,662 $680,765,823 463,868,132 $— $— $1,241,228,353 107,279,892 $21,662,627 $—
Total
$1,024,330,662 $680,765,823 463,868,132 $— $— $1,241,228,353 $21,662,627 $—
US Targeted Value
ETF
The DFA Short Term
Investment Fund
$552,839,337 $1,748,209,802 $1,497,717,435 $— $— $803,331,704 69,432,299 $11,741,534 $—
Total
$552,839,337 $1,748,209,802 $1,497,717,435 $— $— $803,331,704 $11,741,534 $—
US Core Equity 2
ETF
The DFA Short Term
Investment Fund
$1,186,124,772 $2,979,798,874 $2,677,645,772 $— $— $1,488,277,874 128,632,487 $24,602,674 $—
Total
$1,186,124,772 $2,979,798,874 $2,677,645,772 $— $— $1,488,277,874 $24,602,674 $—
US Marketwide
Value ETF
The DFA Short Term
Investment Fund
$307,241,854 $913,632,118 $953,155,798 $— $— $267,718,174 23,138,995 $5,357,787 $—
Total
$307,241,854 $913,632,118 $953,155,798 $— $— $267,718,174 $5,357,787 $—
International Value
ETF
The DFA Short Term
Investment Fund
$222,842,555 $1,828,880,749 $1,732,333,876 $— $— $319,389,428 27,604,964 $7,173,236 $—
Total
$222,842,555 $1,828,880,749 $1,732,333,876 $— $— $319,389,428 $7,173,236 $—

266
I. Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended April 30, 2026 were as follows:
In-kind transactions for the six months ended April 30, 2026 were as follows:
There were no purchases or sales of U.S. government securities during the six months ended April 30, 2026.
J. Capital Shares Transactions
Shares are issued and redeemed by each Fund, solely with Authorized Participants, and only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of
Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The
Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.
Such transactions fees are treated as increases in capital and are disclosed on the Funds’ Statements of
Changes in Net Assets.
Balance at
October 31,
2025
Purchases at
Cost
Proceeds from
Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
April 30, 2026
Shares as of
April 30, 2026
Dividend
Income
Capital Gains
Distributions
World ex US Core
Equity 2 ETF
The DFA Short Term
Investment Fund
$193,372,100 $788,032,808 $622,403,644 $— $— $359,001,264 31,028,631 $6,105,066 $—
Total
$193,372,100 $788,032,808 $622,403,644 $— $— $359,001,264 $6,105,066 $—
Purchases Sales
US Equity Market ETF .............................................. $ 599,465,466 $ 406,984,526
US Small Cap ETF ................................................. 1,099,226,114 479,397,415
US Targeted Value ETF ............................................. 1,855,954,405 899,916,883
US Core Equity 2 ETF ............................................... 2,202,141,470 580,722,788
US Marketwide Value ETF ........................................... 1,061,289,882 376,743,609
International Value ETF ............................................. 1,137,267,427 223,572,333
World ex US Core Equity 2 ETF ....................................... 603,237,058 298,636,521
Purchases Sales
US Equity Market ETF ........................................... $ 1,589,077,228 $ 1,112,140,135
US Small Cap ETF .............................................. 1,011,333,045 634,280,048
US Targeted Value ETF .......................................... 262,573,861 962,287,793
US Core Equity 2 ETF ............................................ 1,825,746,103 1,522,813 ,139
US Marketwide Value ETF ........................................ 230,605,329 753,946,490
International Value ETF .......................................... 1,976,632,834 437,030,398
World ex US Core Equity 2 ETF .................................... 124,413,127 –

267
From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from Custodian” and securities related to in-kind redemptions are reflected as “Securities Payable Related to In-Kind Transactions” on the
Statements of Assets and Liabilities.
When an Authorized Participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription-in-kind), fails to deliver the Fund Shares (in the case of a redemption-in-kind), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the Authorized Participant to deliver and maintain cash collateral in accordance with the Authorized Participant agreement. Daily market fluctuations could cause the value of the missing securities or Fund Shares to be more or less than the value of the collateral received and when this occurs, the collateral is adjusted. The Fund records an asset and a corresponding liability for the return of the collateral that are reflected as “Collateral for ETF Capital
Activity” on the Statements of Assets and Liabilities.
K. Financial Instruments
In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Foreign Market Risks
: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of
America. Consequently, acquisition and disposition of international securities held by the International Funds may be inhibited.
L. Line of Credit and Interfund Lending Program
The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through
December 25, 2025. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
For the six months ended April 30, 2026, borrowings by the following Funds under the line of credit were as follows:
* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026, that each Fund’s available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain funds managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other
Weighted
Average
Interest
Rate
Weighted
Average
Loan
Balance
Number
of Days
Outstanding *
Interest
Expense
Incurred
Maximum
Amount
Borrowed
During the
Period
Outstanding
Borrowings as
of 04/30/2026
US Small Cap ETF ... 4.39% $1,372,200 1 $167 $1,372,200 $—
US Targeted Value ETF 4.39% 1,168,800 3 428 1,168,800 —

268
for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Funds did not use the interfund lending program during the six months ended April 30, 2026.
M. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Trust’s Co-Chief Executive Officers and
the Chief Financial Officer act as the Funds’ chief operating decision maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. Each Fund’s long-
term strategic asset allocation is executed by its portfolio management team and guided by each Fund’s investment objective and principal investment strategies, as described in each Fund’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of
Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. Recent Accounting Pronouncement
On December 14, 2023, FASB issued Accounting Standards Update (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Funds’ financial statements.
O. Other
The Funds are subject to claims and suits that arise from time to time in the ordinary course of business.
Although management currently believes that resolving claims, if any, against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
Active trading markets for a Fund’s Shares may not be developed or maintained by market makers or Authorized
Participants. Authorized Participants are not obligated to make a market in a Fund’s Shares or to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads.  Trading in Shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a Fund will continue to be met.
P. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

270
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Not applicable

271
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable

272
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Remuneration paid to directors, officers, and others is included in the Fees Paid to Officers and Trustees section of the Notes to Financial Statements above.

273
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENTS
At the Board meeting held on December 15-16, 2025 (the “Meeting”), the Board of Trustees of Dimensional
ETF Trust (the “Board”) considered the continuation of the investment management agreements for each Portfolio
(collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional
Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-
advisors are referred to as the “Advisor.”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 24, 2025, the
Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial
Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent
Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge
Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each
Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund;
(iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance.
The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge
Reports. The Board concluded that the effective management fees and total expenses of each Fund over various

274
periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the
Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA-043026-017S

DIMENSIONAL ETF TRUST
Semi-Annual Financial Statements & Other Information
Six Months Ended: April 30, 2026 (Unaudited)
Dimensional Core Fixed Income ETF
Dimensional Short-Duration Fixed Income ETF
Dimensional Inflation-Protected Securities ETF
Dimensional Global Core Plus Fixed Income ETF
Dimensional International Core Fixed Income ETF (formerly, Dimensional Global ex US Core Fixed Income ETF)
Dimensional Global Credit ETF
Dimensional Ultrashort Fixed Income ETF
Dimensional National Municipal Bond ETF
Dimensional California Municipal Bond ETF

**Blank Page**

DIMENSIONAL ETF TRUST
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)

Page
Item 7 — Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Item 8 — Changes in and Disagreements with Accountants for Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 207
Item 9 — Proxy Disclosures for Open-End Management Investment Companies . . . . . . . . . . . . . . . . . . . 208
Item 10 — Remuneration Paid to Directors, Officers, and Others of Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 209
Item 11 — Statement Regarding Basis for Approval of Investment Management Agreements . . . . . . . . . 210
i

2
DIMENSIONAL ETF TRUST
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
(Unaudited)
Schedules of Investments
Investment Abbreviations
AGM Assured Guaranty Municipal Corporation
AMBAC American Municipal Bond Assurance Corporation
AUD Australian Dollars
BAM Build America Mutual
BBSW3M 3 Month Bank Bill Swap Rate
CAD Canadian Dollars
CAONINDX Canadian Overnight Index (CORRA)
CHF Swiss Franc
CNTY GTD County Guaranteed
COP Certificate of Participation
ETM Escrowed to Maturity
EUR Euro
EUR003M 3 Month Euribor interest rate
FRN Floating Rate Note
GBP British Pounds
GO General Obligation
JPY Japanese Yen
MTN Medium-Term Note
NZD New Zealand Dollars
OAT Obligations assimilables du Tresor
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
Q-SBLF School Bond Qualification and Loan Program
RN Revenue Note
SA Special Assessment
SCH BD GTY School Board Guarantee
SCSDE South Carolina State Department of Education
SD CRED PROG School District Credit Program
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
SONCINDX Sterling Overnight Compounded Index
ST AID DIR DEP State Aid Direct Deposit
ST AID WITHHLDG State Aid Withholding
ST APPROP State Appropriations
ST INTERCEPT State Intercept
TBA To Be Announced purchase or sale commitment. Security is subject to delayed delivery.
TSFR3M Term Secured Overnight Financing Rate 3 Month
USBMMY3M 3 Month Treasury Bill Rate
USD United States Dollars
Investment Footnotes
^ Denominated in USD, unless otherwise noted.
† See Note B to Financial Statements.
(*) The Adjustable rate shown is effective as of April 30, 2026.
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund

3
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED
Financial Highlights
All Statements, Schedules and Notes to Financial Statements
Investment Footnotes
Δ Zero Coupon Security
¤ Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(r) Rate disclosed is the seven day yield as of April 30, 2026.
∞ Rates reflect the effective yields at purchase date.
(a) Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c) Not annualized for periods less than one year
(d) Annualized for periods less than one year
(e) Excludes impact of in-kind transactions
(f) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
— Amounts designated as — are either zero or rounded to zero
SEC Securities and Exchange Commission
Ʊ Commencement of operations

4
Dimensional Core Fixed Income ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Face
Amount ^
Value†
(000)
AGENCY OBLIGATIONS
— (19.8%)
Federal Home Loan Banks
3.250%, 06/09/28 ..... 265 $ 261,540
3.250%, 11/16/28 ..... 85 83,754
Federal Home Loan Mortgage
Corp.
∞ 4.95 0%, 11/15/38 ..... 130 71,172
Federal National Mortgage
Association
3.500%, 05/01/56 ..... 184,572 167,985,686
6.000%, 05/01/56, 30 YR
TBA ............... 597,384 609,829,020
2.000%, 05/01/56, 30 YR
TBA ............... 585,643 468,452,041
6.500%, 05/01/56, 30 YR
TBA ............... 261,942 271,756,823
2.500%, 05/01/56, 30 YR
TBA ............... 666,763 558,215,877
Government National Mortgage
Association
5.500%, 05/01/56 ..... 189,802 191,135,782
6.000%, 05/01/56, 30 YR
TBA ............... 229,417 233,880,939
Tennessee Valley Authority
7.125%, 05/01/30 ..... 110 122,399
5.250%, 09/15/39 ..... 250 259,698
TOTAL AGENCY
OBLIGATIONS ........... 2,502,054,731
BONDS — (41.1%)
AUSTRALIA — (1.7%)
ANZ New Zealand Int'l, Ltd.
Ω 3.450%, 01/21/28 ...... 200 197,449
APA Infrastructure, Ltd.
2.000%, 07/15/30, MTN . EUR 5,000 5,514,130
ASB Bank, Ltd.
Ω 2.375%, 10/22/31 ...... 355 315,718
Australia & New Zealand
Banking Group, Ltd.
Ω SOFR+0.81%, FRN,
4.470%, 01/18/27(*) .... 3,532 3,544,503
Ω SOFR+0.68%, FRN,
4.340%, 07/16/27(*) .... 4,372 4,389,052
BBSW3M+1.20%, FRN,
5.570%, 11/04/27(*), MTN AUD 11,000 7,988,626
BBSW3M+1.06%, FRN,
5.368%, 03/31/28(*), MTN AUD 5,117 3,715,207
Ω SOFR+0.62%, FRN,
4.280%, 06/18/28(*) .... 2,000 2,006,180
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
Ω SOFR+0.59%, FRN,
4.250%, 12/08/28(*) .... 3,021 $ 3,028,604
BBSW3M+0.86%, FRN,
5.120%, 06/18/29(*), MTN AUD 10,000 7,238,303
Ω SOFR+0.85%, FRN,
4.510%, 12/16/29(*) .... 300 303,022
Bank of New Zealand
Ω # 2.870%, 01/27/32 ...... 322 293,773
BHP Billiton Finance USA, Ltd.
4.900%, 02/28/33 ...... 215 216,113
5.250%, 09/08/33 ...... 1,966 2,011,774
4.125%, 02/24/42 ...... 102 86,905
5.000%, 09/30/43 ...... 5,211 4,878,682
Commonwealth Bank of
Australia
Ω SOFR+0.52%, FRN,
4.180%, 06/15/26(*) .... 2,550 2,551,091
SOFR+0.46%, FRN,
4.120%, 11/27/26(*) .... 2,682 2,684,446
Ω # SOFR+0.46%, FRN,
4.120%, 11/27/26(*) .... 1,670 1,671,523
BBSW3M+1.15%, FRN,
5.490%, 01/13/28(*), MTN AUD 20,000 14,531,677
Ω SOFR+0.64%, FRN,
4.300%, 03/14/28(*) .... 4,500 4,515,581
BBSW3M+0.95%, FRN,
4.910%, 08/17/28(*), MTN AUD 10,000 7,253,904
BBSW3M+0.87%, FRN,
4.860%, 08/22/29(*), MTN AUD 10,000 7,242,616
Ω SOFR+0.81%, FRN,
4.470%, 03/14/30(*) .... 2,360 2,377,121
Ω SOFR+0.78%, FRN,
4.440%, 10/01/30(*) .... 5,596 5,628,367
CSL Finance PLC
Ω 4.250%, 04/27/32 ...... 866 838,551
Ω 4.625%, 04/27/42 ...... 2,339 2,066,540
Glencore Funding LLC
Ω 4.875%, 03/12/29 ...... 705 709,580
Ω 2.500%, 09/01/30 ...... 874 795,600
2.500%, 09/01/30 ...... 490 446,046
Ω 2.850%, 04/27/31 ...... 3,751 3,418,197
Ω 2.625%, 09/23/31 ...... 680 608,378
Ω 5.700%, 05/08/33 ...... 5,733 5,922,634
Ω 6.500%, 10/06/33 ...... 3,962 4,299,607
Macquarie Bank, Ltd.
Ω SOFR+0.92%, FRN,
4.580%, 07/02/27(*) .... 15,724 15,808,807
Ω SOFR+0.74%, FRN,
4.400%, 06/12/28(*) .... 4,350 4,368,117
National Australia Bank, Ltd.

5
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
Ω SOFR+0.62%, FRN,
4.280%, 06/11/27(*) .... 15,026 $ 15,068,672
BBSW3M+0.70%, FRN,
5.030%, 10/18/27(*), MTN AUD 4,000 2,885,745
Ω SOFR+0.60%, FRN,
4.260%, 10/26/27(*) .... 900 902,579
BBSW3M+1.20%, FRN,
5.193%, 11/25/27(*), MTN AUD 17,000 12,353,514
Ω SOFR+0.65%, FRN,
4.310%, 06/13/28(*) .... 1,615 1,619,959
BBSW3M+0.90%, FRN,
5.210%, 03/22/29(*), MTN AUD 3,500 2,536,350
Ω # SOFR+0.79%, FRN,
4.450%, 01/14/30(*) .... 2,000 2,015,610
Ω 4.951%, 01/10/34 ...... 1,683 1,697,148
Norfina, Ltd.
BBSW3M+0.98%, FRN,
5.250%, 03/19/29(*), MTN AUD 9,500 6,883,764
Northern Star Resources, Ltd.
Ω 6.125%, 04/11/33 ...... 2,080 2,156,112
Rio Tinto Alcan, Inc.
6.125%, 12/15/33 ...... 1,185 1,271,966
Rio Tinto Finance USA PLC
# 5.000%, 03/14/32 ...... 15,000 15,277,490
Rio Tinto Finance USA, Ltd.
5.200%, 11/02/40 ...... 3,168 3,108,826
Westpac Banking Corp.
SOFR+0.52%, FRN,
4.180%, 06/03/26(*) .... 500 500,136
BBSW3M+0.93%, FRN,
5.200%, 09/19/28(*), MTN AUD 5,700 4,132,881
SOFR+0.81%, FRN,
4.470%, 04/16/29(*) .... 2,424 2,445,840
SOFR+0.82%, FRN,
4.480%, 07/01/30(*) .... 6,956 7,020,401
Woodside Finance, Ltd.
# 5.100%, 09/12/34 ...... 2,400 2,365,637
TOTAL AUSTRALIA ....... 217,709,054
BELGIUM — (0.1%)
Anheuser-Busch InBev
Worldwide, Inc.
5.450%, 01/23/39 ...... 2,173 2,211,165
4.350%, 06/01/40 ...... 1 889
4.950%, 01/15/42 ...... 1,706 1,600,079
Belfius Bank SA
3.375%, 05/28/30, MTN . EUR 3,000 3,496,714
Eurogrid GmbH
3.722%, 04/27/30, MTN . EUR 300 355,134
TOTAL BELGIUM ........ 7,663,981
CANADA — (2.0%)
American National Group, Inc.
Ω # 6.144%, 06/13/32 ...... 5,335 5,473,919
# 6.000%, 07/15/35 ...... 4,479 4,392,320
Bank of Montreal
Face
Amount^
Value†
(000)
CANADA — (Continued)
SOFRINDX+0.76%, FRN,
4.420%, 06/04/27(*) .... 14,355 $ 14,406,142
5.511%, 06/04/31 ...... 2,300 2,391,467
Bank of Nova Scotia (The)
SOFR+0.61%, FRN,
4.270%, 09/15/26(*) .... 500 500,634
SOFRINDX+0.78%, FRN,
4.440%, 06/04/27(*), MTN 13,711 13,764,199
SOFRINDX+1.08%, FRN,
4.740%, 08/01/29(*), MTN 5,555 5,604,676
4.850%, 02/01/30 ...... 2,344 2,371,075
2.150%, 08/01/31 ...... 400 354,274
2.450%, 02/02/32 ...... 530 470,621
5.650%, 02/01/34 ...... 2,700 2,818,020
Barrick North America Finance
LLC
7.500%, 09/15/38 ...... 750 870,692
5.700%, 05/30/41 ...... 4,468 4,486,396
Brookfield Asset Management,
Ltd.
5.795%, 04/24/35 ...... 250 254,959
5.298%, 01/15/36 ...... 250 243,922
Brookfield Finance, Inc.
4.850%, 03/29/29 ...... 133 133,470
2.724%, 04/15/31 ...... 205 186,308
6.350%, 01/05/34 ...... 5,135 5,463,705
5.675%, 01/15/35 ...... 9,715 9,865,076
Canadian Imperial Bank of
Commerce
SOFR+1.22%, FRN,
4.880%, 10/02/26(*) .... 600 602,328
SOFR+0.94%, FRN,
4.600%, 06/28/27(*) .... 1,665 1,673,408
5.986%, 10/03/28 ...... 128 132,499
3.600%, 04/07/32 ...... 2,600 2,447,281
6.092%, 10/03/33 ...... 17,456 18,655,256
Canadian Natural Resources,
Ltd.
2.950%, 07/15/30 ...... 375 352,477
7.200%, 01/15/32 ...... 466 519,369
6.450%, 06/30/33 ...... 5,187 5,612,625
5.850%, 02/01/35 ...... 643 669,695
6.500%, 02/15/37 ...... 2,149 2,310,191
6.250%, 03/15/38 ...... 9,949 10,541,166
Cenovus Energy, Inc.
5.400%, 03/20/36 ...... 250 249,097
5.250%, 06/15/37 ...... 500 484,882
6.750%, 11/15/39 ...... 6,610 7,239,814
Columbia Pipelines Holding Co.
LLC
Ω 5.681%, 01/15/34 ...... 555 566,794
Emera US Finance, LP
2.639%, 06/15/31 ...... 734 653,713
Enbridge Energy Partners, LP
7.500%, 04/15/38 ...... 1,331 1,543,409

6
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
CANADA — (Continued)
5.500%, 09/15/40 ...... 2,558 $ 2,504,839
Enbridge, Inc.
5.700%, 03/08/33 ...... 170 176,052
Fairfax Financial Holdings, Ltd.
4.625%, 04/29/30 ...... 1,100 1,096,686
3.375%, 03/03/31 ...... 2,220 2,077,683
5.625%, 08/16/32 ...... 971 1,000,523
6.000%, 12/07/33 ...... 5,650 5,931,636
5.750%, 05/20/35 ...... 250 255,921
Federation des Caisses
Desjardins du Quebec
Ω # 5.250%, 04/26/29 ...... 300 306,537
Kinross Gold Corp.
6.250%, 07/15/33 ...... 4,822 5,151,317
Liberty Utilities Co.
Ω 5.869%, 01/31/34 ...... 50 51,551
Magna International, Inc.
5.500%, 03/21/33 ...... 8,723 8,981,848
5.875%, 06/01/35 ...... 2,895 3,016,079
Manulife Financial Corp.
4.986%, 12/11/35 ...... 3,130 3,079,547
National Bank of Canada
4.500%, 10/10/29 ...... 2,025 2,023,871
Nutrien, Ltd.
5.400%, 06/21/34 ...... 400 407,713
Rogers Communications, Inc.
7.500%, 08/15/38 ...... 3,469 3,950,433
Royal Bank of Canada
SOFRINDX+1.08%, FRN,
4.740%, 07/20/26(*), MTN 5,758 5,770,351
SOFRINDX+0.95%, FRN,
4.610%, 01/19/27(*), MTN 4,296 4,314,258
SOFRINDX+0.71%, FRN,
4.370%, 01/21/27(*), MTN 10,515 10,543,281
# 5.150%, 02/01/34, MTN . 1,600 1,638,595
Spectra Energy Partners, LP
5.950%, 09/25/43 ...... 357 354,187
Suncor Energy, Inc.
7.150%, 02/01/32 ...... 7,137 7,910,392
5.950%, 12/01/34 ...... 400 419,982
6.800%, 05/15/38 ...... 7,789 8,520,730
6.850%, 06/01/39 ...... 1,583 1,745,722
Toronto-Dominion Bank (The)
SOFR+1.08%, FRN,
4.740%, 07/17/26(*), MTN 2,612 2,616,707
SOFR+0.73%, FRN,
4.390%, 04/05/27(*), MTN 5,818 5,837,948
SOFR+0.82%, FRN,
4.480%, 01/31/28(*) .... 52 52,212
SOFR+0.91%, FRN,
4.570%, 06/02/28(*), MTN 2,375 2,384,319
SOFR+0.75%, FRN,
4.410%, 10/13/28(*) .... 300 300,332
SOFR+1.03%, FRN,
4.690%, 12/17/29(*) .... 6,232 6,260,759
Face
Amount^
Value†
(000)
CANADA — (Continued)
2.450%, 01/12/32, MTN . 3,010 $ 2,669,066
# 5.298%, 01/30/32 ...... 1,756 1,802,029
3.200%, 03/10/32, MTN . 3,374 3,110,424
4.456%, 06/08/32 ...... 4,241 4,173,958
4.928%, 10/15/35 ...... 100 97,927
TransCanada PipeLines, Ltd.
4.625%, 03/01/34 ...... 2,391 2,315,613
6.200%, 10/15/37 ...... 839 890,116
7.250%, 08/15/38 ...... 527 602,696
7.625%, 01/15/39 ...... 3,411 4,025,178
6.100%, 06/01/40 ...... 344 357,651
Tucson Electric Power Co.
3.250%, 05/15/32 ...... 750 687,449
# 5.200%, 09/15/34 ...... 7,130 7,189,270
Videotron, Ltd.
Ω 5.700%, 01/15/35 ...... 2,500 2,515,428
TOTAL CANADA ......... 257,424,695
DENMARK — (0.0%)
Nykredit Realkredit A/S
3.625%, 07/24/30, MTN . EUR 300 351,935
TOTAL DENMARK ....... 351,935
FINLAND — (0.1%)
Nordea Bank Abp
Ω SOFR+0.74%, FRN,
4.400%, 03/19/27(*) .... 4,840 4,856,301
Ω SOFR+0.70%, FRN,
4.360%, 03/17/28(*) .... 750 752,834
Ω SOFR+1.02%, FRN,
4.680%, 09/10/29(*) .... 1,855 1,878,720
Ω SOFR+0.83%, FRN,
4.490%, 08/28/30(*) .... 4,450 4,449,984
OP Corporate Bank PLC
2.875%, 06/18/30, MTN . EUR 5,000 5,770,852
TOTAL FINLAND ......... 17,708,691
FRANCE — (0.7%)
Banque Federative du Credit
Mutuel SA
Ω SOFRINDX+1.40%, FRN,
5.060%, 07/13/26(*) .... 500 501,184
0.625%, 11/19/27, MTN . EUR 2,000 2,260,262
Ω SOFRINDX+1.07%, FRN,
4.740%, 02/16/28(*) .... 9,396 9,448,352
Ω SOFR+0.99%, FRN,
4.650%, 10/16/28(*) .... 7,459 7,497,832
Ω # SOFRINDX+1.23%, FRN,
4.890%, 01/22/30(*) .... 9,532 9,612,806
4.375%, 05/02/30, MTN . EUR 6,500 7,854,865
Ω 4.541%, 01/15/31 ...... 4,743 4,687,290
0.625%, 02/21/31, MTN . EUR 1,900 1,937,226
BNP Paribas SA
Ω 4.400%, 08/14/28 ...... 865 862,735
BPCE SA
Ω 4.750%, 07/19/27 ...... 246 247,264

7
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
FRANCE — (Continued)
# 3.250%, 01/11/28, MTN . 51 $ 50,055
Ω 5.125%, 01/18/28 ...... 864 874,492
Ω 2.700%, 10/01/29 ...... 1,070 1,004,777
3.125%, 09/05/30, MTN . EUR 5,000 5,800,878
Credit Agricole SA
Ω SOFR+0.87%, FRN,
4.530%, 03/11/27(*) .... 3,535 3,549,581
1.375%, 05/03/27, MTN . EUR 100 115,661
Ω 5.514%, 07/05/33 ...... 1,945 2,008,484
5.514%, 07/05/33, MTN . 400 413,056
Ω 5.365%, 03/11/34 ...... 500 509,103
5.365%, 03/11/34 ...... 400 407,282
Credit Mutuel Arkea SA
0.750%, 01/18/30, MTN . EUR 5,000 5,340,381
Electricite de France SA
Ω 4.875%, 09/21/38 ...... 2,000 1,856,945
La Banque Postale SA
4.375%, 01/17/30, MTN . EUR 1,900 2,295,925
L'Oreal SA
Ω 5.000%, 05/20/35 ...... 1,860 1,882,650
Praemia Healthcare SACA
0.875%, 11/04/29 ...... EUR 2,500 2,646,907
Societe Generale SA
Ω 3.000%, 01/22/30 ...... 2,250 2,107,303
Terega SA
0.875%, 09/17/30 ...... EUR 100 104,283
TotalEnergies Capital
International SA
2.986%, 06/29/41 ...... 339 254,364
TotalEnergies Capital SA
5.150%, 04/05/34 ...... 7,190 7,345,349
4.724%, 09/10/34 ...... 9,150 9,092,846
TOTAL FRANCE ......... 92,570,138
GERMANY — (1.3%)
Amprion GmbH
3.162%, 01/15/31, MTN . EUR 1,800 2,079,744
Bayer AG
1.125%, 01/06/30 ...... EUR 1,900 2,048,985
Bayer US Finance II LLC
Ω 4.375%, 12/15/28 ...... 508 504,103
Ω 4.200%, 07/15/34 ...... 400 367,645
Ω 4.625%, 06/25/38 ...... 24,002 21,595,838
Ω 4.650%, 11/15/43 ...... 750 601,587
Ω 4.400%, 07/15/44 ...... 3,030 2,402,395
Bayer US Finance LLC
Ω 6.375%, 11/21/30 ...... 1,621 1,709,295
Ω 6.500%, 11/21/33 ...... 19,614 20,877,255
BMW International Investment
BV
3.125%, 08/27/30, MTN . EUR 11,473 13,338,097
BMW US Capital LLC
Ω SOFRINDX+0.80%, FRN,
4.470%, 08/13/26(*) .... 300 300,491
Face
Amount^
Value†
(000)
GERMANY — (Continued)
Ω SOFR+0.71%, FRN,
4.380%, 08/11/27(*) .... 539 $ 540,502
Ω SOFRINDX+0.92%, FRN,
4.580%, 03/21/28(*) .... 480 482,290
Ω 5.050%, 03/21/30 ...... 100 101,355
Ω 4.150%, 04/09/30 ...... 100 97,922
Ω # 4.850%, 08/13/31 ...... 1,309 1,306,533
Ω 3.700%, 04/01/32 ...... 461 431,367
Ω 5.000%, 03/19/33 ...... 100 99,556
Ω # 5.150%, 08/11/33 ...... 400 402,287
Ω # 5.150%, 04/02/34 ...... 5,900 5,902,342
Ω 5.400%, 03/21/35 ...... 1,445 1,462,616
Daimler Truck Finance North
America LLC
Ω 3.650%, 04/07/27 ...... 48 47,760
Ω SOFR+0.96%, FRN,
4.620%, 09/25/27(*) .... 5,371 5,385,719
Ω 2.500%, 12/14/31 ...... 400 353,335
Ω # 5.500%, 09/20/33 ...... 3,512 3,573,555
Deutsche Bank AG
5.371%, 09/09/27 ...... 40 40,605
E.ON International Finance BV
Ω 6.650%, 04/30/38 ...... 4,281 4,673,924
EMD Finance LLC
Ω 4.375%, 10/15/30 ...... 3,000 2,969,804
Ω 4.625%, 10/15/32 ...... 647 640,111
Ω 5.000%, 10/15/35 ...... 1,000 988,808
Fresenius Medical Care US
Finance III, Inc.
Ω 2.375%, 02/16/31 ...... 6,345 5,645,730
Ω 3.000%, 12/01/31 ...... 457 408,583
Mercedes-Benz Finance North
America LLC
Ω SOFR+0.85%, FRN,
4.520%, 11/15/27(*) .... 500 501,334
Ω SOFR+0.93%, FRN,
4.590%, 03/31/28(*) .... 438 439,550
Ω # 5.050%, 08/03/33 ...... 13,006 13,018,145
Ω 5.000%, 01/11/34 ...... 4,270 4,221,732
Ω 5.125%, 08/01/34 ...... 3,804 3,779,263
Ω 5.450%, 04/01/35 ...... 4,400 4,453,183
RWE Finance US LLC
Ω 5.875%, 04/16/34 ...... 5,000 5,173,053
Siemens
Financieringsmaatschappij NV
Ω 2.150%, 03/11/31 ...... 570 514,336
2.875%, 03/11/41 ...... 3,174 2,373,780
Ω 2.875%, 03/11/41 ...... 6,129 4,583,773
T-Mobile USA, Inc.
5.050%, 07/15/33 ...... 500 502,315
4.375%, 04/15/40 ...... 125 109,309
3.000%, 02/15/41 ...... 946 690,892
Traton Finance Luxembourg SA
3.750%, 03/27/30, MTN . EUR 2,700 3,172,127
3.750%, 01/14/31, MTN . EUR 1,900 2,225,895

8
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
GERMANY — (Continued)
Volkswagen Group of America
Finance LLC
Ω 3.750%, 05/13/30 ...... 340 $ 324,033
Ω 5.650%, 03/25/32 ...... 804 819,924
Ω 5.900%, 09/12/33 ...... 7,576 7,792,095
Ω 5.800%, 03/27/35 ...... 400 403,185
Volkswagen International
Finance NV
4.375%, 05/15/30, MTN . EUR 1,800 2,175,457
TOTAL GERMANY ....... 158,653,520
IRELAND — (0.1%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
2.450%, 10/29/26 ...... 51 50,585
4.625%, 10/15/27 ...... 394 394,633
3.000%, 10/29/28 ...... 2,302 2,218,164
3.300%, 01/30/32 ...... 2,600 2,376,497
3.400%, 10/29/33 ...... 1,960 1,741,928
3.850%, 10/29/41 ...... 4,456 3,580,033
TOTAL IRELAND ......... 10,361,840
ITALY — (0.3%)
ENEL Finance International NV
Ω 3.500%, 04/06/28 ...... 1,842 1,807,550
Ω 7.500%, 10/14/32 ...... 6,519 7,350,405
Ω 5.500%, 06/26/34 ...... 665 675,051
Ω 6.800%, 09/15/37 ...... 1,946 2,147,496
Ω 6.000%, 10/07/39 ...... 6,906 7,016,718
6.000%, 10/07/39 ...... 625 635,020
Eni SpA
Ω 4.750%, 09/12/28 ...... 461 463,689
Ω 4.250%, 05/09/29 ...... 178 176,936
Ω 5.700%, 10/01/40 ...... 5,554 5,481,467
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27 ...... 734 728,950
Ω 4.000%, 09/23/29 ...... 2,609 2,552,605
Ω 6.625%, 06/20/33 ...... 3,370 3,670,148
Ω 7.200%, 11/28/33 ...... 1,708 1,923,075
TOTAL ITALY ........... 34,629,110
JAPAN — (2.0%)
7-Eleven, Inc.
Ω 1.300%, 02/10/28 ...... 212 200,625
Ω 1.800%, 02/10/31 ...... 3,953 3,444,123
Ω 2.500%, 02/10/41 ...... 7,078 4,750,369
Aircastle, Ltd.
Ω 5.950%, 02/15/29 ...... 240 246,573
American Honda Finance Corp.
SOFRINDX+0.72%, FRN,
4.380%, 10/05/26(*), MTN 1,442 1,443,768
SOFR+0.62%, FRN,
4.280%, 12/11/26(*), MTN 217 217,174
# SOFR+0.71%, FRN,
4.370%, 07/09/27(*), MTN 6,465 6,465,294
Face
Amount^
Value†
(000)
JAPAN — (Continued)
SOFR+0.87%, FRN,
4.530%, 07/09/27(*) .... 6,450 $ 6,464,448
SOFR+0.72%, FRN,
4.380%, 10/22/27(*), MTN 2,750 2,748,978
SOFR+0.82%, FRN,
4.480%, 03/03/28(*) .... 8,428 8,426,483
SOFR+0.90%, FRN,
4.560%, 09/01/28(*) .... 2,000 2,001,193
SOFR+0.78%, FRN,
4.440%, 01/08/29(*) .... 2,650 2,641,943
5.050%, 07/10/31, MTN . 750 754,437
# 4.850%, 10/23/31 ...... 1,267 1,260,790
5.150%, 07/09/32 ...... 1,239 1,243,703
# 4.900%, 01/10/34, MTN . 8,242 8,070,302
5.200%, 03/05/35 ...... 1,765 1,748,183
# 5.100%, 01/08/36 ...... 7,776 7,610,490
Aviation Capital Group LLC
Ω 5.125%, 04/10/30 ...... 1,364 1,373,106
Ω 4.875%, 01/28/33 ...... 1,000 968,350
Honda Motor Co., Ltd.
# 5.337%, 07/08/35 ...... 750 750,343
Japan Government Five Year
Bond
0.400%, 09/20/28 ...... JPY 3,000,000 18,673,303
0.500%, 06/20/29 ...... JPY 2,600,000 16,041,671
Japan Government Ten Year
Bond
0.100%, 12/20/28 ...... JPY 3,000,000 18,458,888
JT International Financial
Services BV
Ω 6.875%, 10/24/32 ...... 10,113 11,189,692
Mitsubishi UFJ Financial Group,
Inc.
2.757%, 09/13/26 ...... 266 264,669
3.195%, 07/18/29 ...... 741 711,234
2.559%, 02/25/30 ...... 244 226,213
2.048%, 07/17/30 ...... 736 664,021
3.751%, 07/18/39 ...... 328 276,920
Mizuho Financial Group, Inc.
2.839%, 09/13/26 ...... 51 50,776
3.663%, 02/28/27 ...... 45 44,827
1.631%, 04/08/27, MTN . EUR 2,000 2,321,070
3.170%, 09/11/27 ...... 39 38,407
Nomura Holdings, Inc.
SOFR+1.25%, FRN,
4.910%, 07/02/27(*) .... 2,750 2,769,033
6.070%, 07/12/28 ...... 200 205,947
2.710%, 01/22/29 ...... 251 238,547
5.605%, 07/06/29 ...... 600 616,012
3.103%, 01/16/30 ...... 2,045 1,928,099
2.679%, 07/16/30 ...... 1,941 1,779,413
2.608%, 07/14/31 ...... 1,311 1,174,367
2.999%, 01/22/32 ...... 567 511,286
6.087%, 07/12/33 ...... 200 211,202
NTT Finance Corp.

9
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
JAPAN — (Continued)
Ω SOFR+1.31%, FRN,
4.970%, 07/16/30(*) .... 4,315 $ 4,386,802
Ω 5.171%, 07/16/32 ...... 16,722 16,897,174
Ω 5.502%, 07/16/35 ...... 3,960 4,029,209
ORIX Corp.
5.000%, 09/13/27 ...... 142 143,036
2.250%, 03/09/31 ...... 100 89,104
4.000%, 04/13/32 ...... 3,657 3,497,284
# 5.200%, 09/13/32 ...... 3,046 3,099,260
5.400%, 02/25/35 ...... 3,631 3,666,993
Protective Life Corp.
Ω 4.300%, 09/30/28 ...... 372 369,515
Ω 3.400%, 01/15/30 ...... 1,225 1,165,208
Sumitomo Mitsui Financial
Group, Inc.
1.402%, 09/17/26 ...... 51 50,496
2.174%, 01/14/27 ...... 51 50,322
3.944%, 07/19/28 ...... 128 126,793
1.902%, 09/17/28 ...... 1,026 966,751
SOFR+0.76%, FRN,
4.420%, 01/15/29(*) .... 6,800 6,781,923
SOFR+1.17%, FRN,
4.830%, 07/09/29(*) .... 6,467 6,531,050
3.040%, 07/16/29 ...... 2,106 2,009,268
5.710%, 01/13/30 ...... 520 537,431
2.750%, 01/15/30 ...... 818 765,216
SOFR+1.05%, FRN,
4.710%, 04/15/30(*) .... 12,250 12,308,318
2.130%, 07/08/30 ...... 1,538 1,389,722
5.424%, 07/09/31 ...... 400 410,777
2.222%, 09/17/31 ...... 839 736,057
5.454%, 01/15/32 ...... 1,651 1,697,142
5.766%, 01/13/33 ...... 2,776 2,899,244
5.776%, 07/13/33 ...... 1,700 1,773,019
5.808%, 09/14/33 ...... 4,817 5,049,022
5.558%, 07/09/34 ...... 800 822,519
5.632%, 01/15/35 ...... 4,655 4,808,105
Sumitomo Mitsui Trust Bank,
Ltd.
Ω SOFR+0.98%, FRN,
4.640%, 09/10/27(*) .... 1,000 1,006,539
Ω SOFR+0.75%, FRN,
4.410%, 09/11/28(*) .... 6,644 6,659,434
Ω SOFR+0.99%, FRN,
4.650%, 03/13/30(*) .... 6,450 6,505,636
Ω 4.800%, 03/05/36 ...... 700 674,088
Takeda Pharmaceutical Co.,
Ltd.
3.025%, 07/09/40 ...... 305 229,930
Toyota Motor Credit Corp.
SOFR+0.45%, FRN,
4.120%, 05/15/26(*) .... 2,297 2,297,207
SOFR+0.77%, FRN,
4.440%, 08/07/26(*) .... 1,710 1,712,370
Face
Amount^
Value†
(000)
JAPAN — (Continued)
SOFR+0.65%, FRN,
4.310%, 03/19/27(*), MTN 6,950 $ 6,969,111
4.800%, 01/05/34, MTN . 400 399,502
5.350%, 01/09/35 ...... 1,000 1,024,094
TOTAL JAPAN ........... 255,760,943
LUXEMBOURG — (0.2%)
ArcelorMittal SA
# 4.250%, 07/16/29 ...... 1,123 1,116,663
# 6.800%, 11/29/32 ...... 24,094 26,622,480
Eurofins Scientific SE
4.750%, 09/06/30 ...... EUR 1,850 2,255,141
TOTAL LUXEMBOURG .... 29,994,284
NETHERLANDS — (0.3%)
ABN AMRO Bank NV
Ω SOFRINDX+0.75%, FRN,
4.450%, 07/07/28(*) .... 5,843 5,855,387
Cooperatieve Rabobank UA
SOFRINDX+0.90%, FRN,
4.560%, 10/05/26(*) .... 1,973 1,977,755
SOFR+0.60%, FRN,
4.260%, 01/21/28(*) .... 2,051 2,056,918
BBSW3M+0.75%, FRN,
4.740%, 05/26/28(*), MTN AUD 8,000 5,772,179
SOFR+0.59%, FRN,
4.250%, 10/17/28(*) .... 4,400 4,402,200
BBSW3M+0.91%, FRN,
5.240%, 07/17/29(*), MTN AUD 900 651,577
SOFRINDX+0.89%, FRN,
4.550%, 10/17/29(*) .... 5,668 5,715,951
5.250%, 05/24/41 ...... 2,133 2,094,697
Cooperatieve Rabobank UA/NY
SOFRINDX+0.62%, FRN,
4.280%, 08/28/26(*) .... 1,905 1,907,290
SOFR+0.41%, FRN,
4.070%, 01/14/28(*) .... 5,450 5,456,191
Heineken NV
Ω 4.000%, 10/01/42 ...... 1,100 905,124
ING Groep NV
4.550%, 10/02/28 ...... 725 726,583
4.050%, 04/09/29 ...... 252 249,052
Koninklijke KPN NV
8.375%, 10/01/30 ...... 420 482,512
Koninklijke Philips NV
3.250%, 05/23/30, MTN . EUR 300 349,090
TOTAL NETHERLANDS ... 38,602,506
NEW ZEALAND — (0.8%)
Housing New Zealand, Ltd.
2.183%, 04/24/30, MTN . NZD 5,800 3,149,774
New Zealand Government Bond
4.500%, 05/15/30 ...... NZD 171,500 102,575,278
TOTAL NEW ZEALAND .... 105,725,052
NORWAY — (0.6%)
Aker BP ASA

10
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
NORWAY — (Continued)
Ω 3.750%, 01/15/30 ...... 286 $ 275,613
Ω 6.000%, 06/13/33 ...... 6,856 7,151,949
Ω 5.125%, 10/01/34 ...... 10,320 10,091,006
Ω 5.250%, 10/30/35 ...... 1,600 1,562,671
Equinor ASA
3.125%, 04/06/30 ...... 570 544,922
2.375%, 05/22/30 ...... 271 250,975
5.125%, 06/03/35 ...... 1,812 1,845,474
4.750%, 11/14/35 ...... 12,655 12,464,615
3.625%, 04/06/40 ...... 13,753 11,466,504
5.100%, 08/17/40 ...... 9,579 9,410,070
4.250%, 11/23/41 ...... 496 430,346
3.950%, 05/15/43 ...... 4,788 3,936,127
4.800%, 11/08/43 ...... 2,424 2,229,718
Kommunalbanken A/S
Ω SOFRINDX+0.40%, FRN,
4.060%, 03/03/28(*) .... 6,805 6,819,402
Ω SOFRINDX+0.41%, FRN,
4.070%, 04/09/29(*) .... 500 501,963
TOTAL NORWAY ........ 68,981,355
SINGAPORE — (0.1%)
P3 Group Sarl
4.625%, 02/13/30, MTN . EUR 3,050 3,690,750
Temasek Financial I, Ltd.
2.375%, 08/02/41, MTN . 185 134,309
United Overseas Bank, Ltd.
BBSW3M+0.74%, FRN,
4.680%, 08/08/28(*), MTN AUD 7,800 5,628,997
TOTAL SINGAPORE ...... 9,454,056
SPAIN — (0.4%)
Banco Bilbao Vizcaya
Argentaria SA
3.125%, 07/15/30, MTN . EUR 300 348,493
Banco Santander SA
4.379%, 04/12/28 ...... 200 199,455
3.306%, 06/27/29 ...... 202 194,738
3.490%, 05/28/30 ...... 1,000 953,001
SOFR+1.12%, FRN,
4.780%, 11/06/30(*) .... 200 200,368
5.439%, 07/15/31 ...... 1,000 1,029,805
6.938%, 11/07/33 ...... 7,600 8,523,861
Iberdrola International BV
6.750%, 07/15/36 ...... 5,100 5,731,081
New York State Electric & Gas
Corp.
Ω 5.850%, 08/15/33 ...... 528 551,585
Ω 5.300%, 08/15/34 ...... 1,421 1,436,063
Ω 5.050%, 08/15/35 ...... 1,250 1,233,386
Santander Holdings USA, Inc.
3.244%, 10/05/26 ...... 1,850 1,841,375
Santander UK PLC
3.346%, 03/25/30, MTN . EUR 5,000 5,854,410
Telefonica Emisiones SA
7.045%, 06/20/36 ...... 11,575 12,772,903
Face
Amount^
Value†
(000)
SPAIN — (Continued)
Telefonica Europe BV
8.250%, 09/15/30 ...... 4,516 $ 5,111,039
TOTAL SPAIN ........... 45,981,563
SUPRANATIONAL — (0.5%)
Asian Development Bank
SOFRINDX+1.00%, FRN,
4.660%, 06/16/26(*), MTN 53 53,056
SOFRINDX+1.00%, FRN,
4.660%, 04/06/27(*), MTN 1,605 1,616,141
SOFRINDX+0.30%, FRN,
3.960%, 06/20/28(*), MTN 2,480 2,482,280
European Bank for
Reconstruction & Development
SOFRINDX+0.33%, FRN,
4.000%, 02/20/28(*), MTN 3,195 3,197,450
SOFRINDX+0.30%, FRN,
3.970%, 02/16/29(*) .... 6,705 6,699,584
SOFRINDX+0.42%, FRN,
4.080%, 07/22/30(*) .... 2,830 2,833,431
European Investment Bank
SOFRINDX+0.32%, FRN,
3.990%, 08/14/29(*) .... 5,000 5,006,938
Inter-American Development
Bank
SOFRINDX+0.28%, FRN,
3.940%, 04/12/27(*) .... 840 840,493
SOFRINDX+0.35%, FRN,
4.010%, 10/04/27(*) .... 2,160 2,164,450
SOFRINDX+0.27%, FRN,
3.930%, 03/20/28(*), MTN 5,126 5,129,130
SOFRINDX+0.35%, FRN,
4.010%, 10/05/28(*) .... 5,435 5,449,944
3.850%, 01/24/29, MTN . AUD 800 557,645
SOFRINDX+0.30%, FRN,
3.970%, 02/15/29(*) .... 2,463 2,464,478
SOFRINDX+0.37%, FRN,
4.030%, 08/01/29(*), MTN 10,329 10,367,691
SOFRINDX+0.39%, FRN,
4.050%, 03/13/30(*) .... 1,775 1,780,724
International Bank for
Reconstruction & Development
SOFRINDX+0.31%, FRN,
3.970%, 09/23/26(*) .... 2,078 2,079,341
SOFRINDX+0.37%, FRN,
4.030%, 01/12/27(*) .... 3,311 3,315,083
SOFRINDX+0.28%, FRN,
3.950%, 02/23/27(*) .... 296 296,337
SOFRINDX+0.27%, FRN,
3.930%, 06/15/27(*) .... 545 545,822
SOFRINDX+0.43%, FRN,
4.100%, 08/19/27(*) .... 1,745 1,751,265
SOFRINDX+0.28%, FRN,
3.950%, 11/18/27(*), MTN 99 99,143
SOFRINDX+0.30%, FRN,
3.970%, 05/15/28(*) .... 2,009 2,013,086

11
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+0.29%, FRN,
3.960%, 11/22/28(*) .... 1,689 $ 1,690,942
SOFRINDX+0.30%, FRN,
3.960%, 01/24/29(*) .... 710 711,228
International Finance Corp.
SOFRINDX+0.31%, FRN,
3.970%, 08/28/28(*), MTN 1,808 1,812,268
SOFRINDX+0.36%, FRN,
4.020%, 08/28/29(*), MTN 400 401,071
SOFRINDX+0.38%, FRN,
4.040%, 10/22/30(*) .... 1,805 1,812,716
TOTAL SUPRANATIONAL . 67,171,737
SWEDEN — (0.2%)
Electrolux AB
2.500%, 05/18/30, MTN . EUR 1,400 1,563,518
Sagax AB
3.375%, 01/26/31, MTN . EUR 1,860 2,125,461
Skandinaviska Enskilda Banken
AB
4.000%, 11/09/26 ...... EUR 500 590,488
Ω SOFR+0.89%, FRN,
4.550%, 03/05/27(*) .... 2,387 2,396,217
Ω # SOFRINDX+1.06%, FRN,
4.720%, 09/03/30(*) .... 300 300,843
Svensk Exportkredit AB
SOFRINDX+1.00%, FRN,
4.660%, 08/03/26(*), MTN 622 623,304
Svenska Handelsbanken AB
Ω SOFR+1.25%, FRN,
4.910%, 06/15/26(*) .... 2,000 2,002,364
Ω SOFR+0.66%, FRN,
4.320%, 05/28/27(*) .... 4,476 4,484,997
Ω 5.500%, 06/15/28 ...... 50 51,132
0.500%, 02/18/30 ...... EUR 5,000 5,280,218
Swedbank AB
Ω SOFR+1.03%, FRN,
4.690%, 11/20/29(*) .... 1,788 1,806,990
TOTAL SWEDEN ......... 21,225,532
SWITZERLAND — (0.0%)
UBS AG
1.250%, 06/01/26 ...... 916 914,009
TOTAL SWITZERLAND .... 914,009
UNITED KINGDOM — (0.9%)
AstraZeneca PLC
6.450%, 09/15/37 ...... 373 415,639
BAT Capital Corp.
# 3.462%, 09/06/29 ...... 2,113 2,042,722
4.906%, 04/02/30 ...... 1,549 1,565,142
6.343%, 08/02/30 ...... 1,167 1,244,119
2.726%, 03/25/31 ...... 1,560 1,427,060
4.742%, 03/16/32 ...... 2,101 2,100,551
7.750%, 10/19/32 ...... 4,539 5,207,984
6.421%, 08/02/33 ...... 3,572 3,878,364
Face
Amount^
Value†
(000)
UNITED KINGDOM — (Continued)
4.390%, 08/15/37 ...... 20,196 $ 18,391,278
3.734%, 09/25/40 ...... 223 178,183
7.079%, 08/02/43 ...... 1,335 1,474,619
BAT International Finance PLC
4.448%, 03/16/28 ...... 229 229,082
British Telecommunications
PLC
5.125%, 12/04/28 ...... 452 458,182
Ω 3.250%, 11/08/29 ...... 376 360,012
CK Hutchison International 23,
Ltd.
Ω # 4.875%, 04/21/33 ...... 15,235 15,318,749
Diageo Capital PLC
5.500%, 01/24/33 ...... 58 59,975
3.875%, 04/29/43 ...... 110 87,146
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38 ...... 150 166,128
HSBC Holdings PLC
6.100%, 01/14/42 ...... 917 968,653
HSBC USA, Inc.
SOFR+0.96%, FRN,
4.620%, 03/04/27(*) .... 10,177 10,220,354
Imperial Brands Finance PLC
Ω 5.875%, 07/01/34 ...... 6,875 7,092,993
LSEG Finance PLC
Ω 3.200%, 04/06/41 ...... 11,264 8,517,167
Mead Johnson Nutrition Co.
4.600%, 06/01/44 ...... 400 347,495
NatWest Markets PLC
Ω SOFR+0.90%, FRN,
4.570%, 05/17/27(*) .... 4,650 4,671,607
Ω SOFR+0.95%, FRN,
4.610%, 03/21/28(*) .... 3,725 3,742,738
Ω # SOFR+1.14%, FRN,
4.810%, 05/17/29(*) .... 11,466 11,551,764
Ω SOFR+1.19%, FRN,
4.850%, 03/21/30(*) .... 785 790,915
RELX Capital, Inc.
5.250%, 03/27/35 ...... 3,450 3,482,178
Reynolds American, Inc.
7.250%, 06/15/37 ...... 3,820 4,342,889
7.000%, 08/04/41 ...... 1,972 2,144,679
6.150%, 09/15/43 ...... 766 771,765
Smith & Nephew PLC
2.032%, 10/14/30 ...... 675 602,905
Standard Chartered Bank
SOFR+0.65%, FRN,
4.310%, 10/08/26(*), MTN 884 884,787
Vodafone Group PLC
6.150%, 02/27/37 ...... 834 897,175
TOTAL UNITED KINGDOM . 115,634,999
UNITED STATES — (28.8%)
3M Co.
3.050%, 04/15/30 ...... 4,176 3,953,828

12
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.150%, 03/15/35 ...... 1,155 $ 1,168,668
5.700%, 03/15/37, MTN . 319 331,154
Abbott Laboratories
4.750%, 11/30/36 ...... 11,287 11,044,797
6.150%, 11/30/37 ...... 1,196 1,305,134
6.000%, 04/01/39 ...... 1,000 1,072,939
4.750%, 04/15/43 ...... 1,951 1,786,789
AbbVie, Inc.
5.050%, 03/15/34 ...... 925 937,800
4.300%, 05/14/36 ...... 560 529,633
4.050%, 11/21/39 ...... 7,807 6,837,885
4.400%, 11/06/42 ...... 723 633,070
Accenture Capital, Inc.
4.250%, 10/04/31 ...... 15,000 14,786,922
4.500%, 10/04/34 ...... 2,850 2,745,775
Acuity Brands Lighting, Inc.
2.150%, 12/15/30 ...... 236 211,187
Adobe, Inc.
# 4.950%, 04/04/34 ...... 782 778,219
AEP Texas, Inc.
5.200%, 04/15/36 ...... 250 245,791
AES Corp. (The)
Ω 3.950%, 07/15/30 ...... 406 389,207
# 2.450%, 01/15/31 ...... 2,341 2,084,616
5.800%, 03/15/32 ...... 2,365 2,405,411
Aetna, Inc.
6.625%, 06/15/36 ...... 1,851 2,003,782
6.750%, 12/15/37 ...... 2,258 2,456,484
4.500%, 05/15/42 ...... 1,180 990,574
Affiliated Managers Group, Inc.
3.300%, 06/15/30 ...... 1,359 1,278,748
5.500%, 08/20/34 ...... 2,248 2,247,396
5.500%, 02/15/36 ...... 2,800 2,765,295
Aflac, Inc.
6.450%, 08/15/40 ...... 589 642,087
AGCO Corp.
5.800%, 03/21/34 ...... 4,660 4,793,748
Air Products and Chemicals,
Inc.
# 4.850%, 02/08/34 ...... 4,100 4,110,776
Alabama Power Co.
5.850%, 11/15/33 ...... 4,750 5,013,575
5.500%, 03/15/41 ...... 3,500 3,458,447
5.200%, 06/01/41 ...... 316 306,257
3.750%, 03/01/45 ...... 200 153,549
Alexandria Real Estate Equities,
Inc.
5.250%, 05/15/36 ...... 500 486,934
Allegion PLC
# 3.500%, 10/01/29 ...... 168 161,862
Allegion US Holding Co., Inc.
5.411%, 07/01/32 ...... 875 893,250
Allstate Corp. (The)
5.250%, 03/30/33 ...... 3,225 3,287,251
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.350%, 06/01/33 ...... 845 $ 868,105
4.500%, 06/15/43 ...... 4,912 4,204,998
Ally Financial, Inc.
8.000%, 11/01/31 ...... 10,498 11,725,958
8.000%, 11/01/31 ...... 7,591 8,439,078
Alphabet, Inc.
4.375%, 11/15/32 ...... 1,827 1,808,564
4.700%, 11/15/35 ...... 28,110 27,595,021
1.900%, 08/15/40 ...... 3,073 2,038,309
Altria Group, Inc.
4.800%, 02/14/29 ...... 821 827,098
3.400%, 05/06/30 ...... 2,171 2,076,758
2.450%, 02/04/32 ...... 2,211 1,946,172
6.875%, 11/01/33 ...... 1,250 1,387,530
5.800%, 02/14/39 ...... 8,581 8,654,479
3.400%, 02/04/41 ...... 14,592 11,079,770
4.250%, 08/09/42 ...... 6,735 5,502,127
4.500%, 05/02/43 ...... 6,404 5,342,778
Amazon.com, Inc.
4.350%, 03/20/33 ...... 5,450 5,333,013
4.650%, 11/20/35 ...... 2,200 2,141,925
3.875%, 08/22/37 ...... 3,969 3,570,830
2.875%, 05/12/41 ...... 6,000 4,423,380
Amcor Flexibles North America,
Inc.
2.630%, 06/19/30 ...... 894 826,021
Amdocs, Ltd.
2.538%, 06/15/30 ...... 504 457,120
American Electric Power Co.,
Inc.
2.300%, 03/01/30 ...... 320 294,171
American Tower Corp.
3.800%, 08/15/29 ...... 521 509,380
2.900%, 01/15/30 ...... 364 342,645
2.100%, 06/15/30 ...... 478 432,589
1.875%, 10/15/30 ...... 396 351,753
2.700%, 04/15/31 ...... 2,189 1,990,634
2.300%, 09/15/31 ...... 202 178,596
4.050%, 03/15/32 ...... 859 826,718
American Water Capital Corp.
4.450%, 06/01/32 ...... 576 567,396
5.150%, 03/01/34 ...... 5,000 5,079,395
5.250%, 03/01/35 ...... 1,155 1,171,986
6.593%, 10/15/37 ...... 523 586,230
Americold Realty Operating
Partnership, LP
5.600%, 05/15/32 ...... 7,750 7,724,179
5.409%, 09/12/34 ...... 2,528 2,431,472
Ameriprise Financial, Inc.
5.150%, 05/15/33 ...... 2,400 2,450,518
5.200%, 04/15/35 ...... 3,324 3,336,798
Amgen, Inc.
6.375%, 06/01/37 ...... 246 267,898
3.150%, 02/21/40 ...... 1,415 1,099,451

13
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.150%, 11/15/41 ...... 568 $ 538,272
Amphenol Corp.
5.000%, 01/15/35 ...... 200 200,277
Analog Devices, Inc.
2.800%, 10/01/41 ...... 2,966 2,152,281
Aon Corp.
2.800%, 05/15/30 ...... 107 99,735
6.250%, 09/30/40 ...... 2,268 2,419,452
APA Corp.
6.100%, 02/15/35 ...... 500 518,760
5.100%, 09/01/40 ...... 113 103,183
Appalachian Power Co.
5.650%, 04/01/34 ...... 400 411,654
6.375%, 04/01/36 ...... 777 827,351
7.000%, 04/01/38 ...... 1,451 1,616,844
Apple, Inc.
1.650%, 02/08/31 ...... 4,092 3,654,986
2.375%, 02/08/41 ...... 4,350 3,085,488
Applied Materials, Inc.
5.850%, 06/15/41 ...... 1,390 1,456,206
Archer-Daniels-Midland Co.
4.535%, 03/26/42 ...... 200 177,247
Arizona Public Service Co.
2.600%, 08/15/29 ...... 856 806,656
2.200%, 12/15/31 ...... 1,064 929,203
6.350%, 12/15/32 ...... 204 217,772
5.100%, 03/15/36 ...... 250 246,112
4.500%, 04/01/42 ...... 440 379,570
Arrow Electronics, Inc.
3.875%, 01/12/28 ...... 449 443,675
2.950%, 02/15/32 ...... 86 76,574
# 5.875%, 04/10/34 ...... 7,035 7,250,440
Ashtead Capital, Inc.
Ω 1.500%, 08/12/26 ...... 55 54,522
Ω 2.450%, 08/12/31 ...... 310 273,799
Ω # 5.500%, 08/11/32 ...... 5,973 6,098,714
Ω 5.550%, 05/30/33 ...... 1,315 1,334,101
Ω 5.950%, 10/15/33 ...... 3,200 3,318,975
Ω 5.800%, 04/15/34 ...... 4,775 4,898,564
Assurant, Inc.
2.650%, 01/15/32 ...... 5,060 4,435,199
5.550%, 02/15/36 ...... 500 499,063
Assured Guaranty US Holdings,
Inc.
3.150%, 06/15/31 ...... 800 743,134
AT&T, Inc.
5.400%, 02/15/34 ...... 400 407,622
4.500%, 05/15/35 ...... 2,400 2,272,656
4.900%, 08/15/37 ...... 315 301,228
6.300%, 01/15/38 ...... 550 581,275
4.850%, 03/01/39 ...... 1,542 1,432,972
5.350%, 09/01/40 ...... 400 386,378
6.375%, 03/01/41 ...... 500 525,101
3.500%, 06/01/41 ...... 13,130 10,128,867
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Athene Holding, Ltd.
6.650%, 02/01/33 ...... 2,317 $ 2,433,320
# 5.875%, 01/15/34 ...... 10,703 10,767,833
Atmos Energy Corp.
5.900%, 11/15/33 ...... 870 928,176
Autodesk, Inc.
2.400%, 12/15/31 ...... 5,000 4,405,328
5.300%, 06/15/35 ...... 2,600 2,614,234
AutoNation, Inc.
2.400%, 08/01/31 ...... 1,679 1,478,360
3.850%, 03/01/32 ...... 2,414 2,252,530
5.890%, 03/15/35 ...... 1,529 1,565,686
AvalonBay Communities, Inc.
2.950%, 05/11/26, MTN . 50 49,985
5.000%, 02/15/33 ...... 408 412,469
5.300%, 12/07/33 ...... 500 513,388
5.000%, 08/01/35 ...... 1,000 994,411
Avnet, Inc.
3.000%, 05/15/31 ...... 9,475 8,549,952
5.500%, 06/01/32 ...... 18,912 19,199,689
Baker Hughes Holdings LLC
5.125%, 09/15/40 ...... 11,078 10,719,740
Baker Hughes Holdings LLC/
Baker Hughes Co.-Obligor, Inc.
3.138%, 11/07/29 ...... 230 221,154
Baltimore Gas and Electric Co.
5.300%, 06/01/34 ...... 100 101,729
6.350%, 10/01/36 ...... 3,000 3,267,693
Bank of America Corp.
5.875%, 02/07/42, MTN . 5,027 5,182,225
Bank of America NA
SOFR+1.02%, FRN,
4.690%, 08/18/26(*) .... 3,788 3,793,803
Bank of New York Mellon Corp.
(The)
2.050%, 01/26/27, MTN . 520 512,995
SOFR+0.63%, FRN,
4.290%, 01/22/30(*) .... 3,555 3,552,010
Baxter International, Inc.
2.539%, 02/01/32 ...... 5,487 4,661,977
Berkshire Hathaway Energy Co.
6.125%, 04/01/36 ...... 29,015 31,097,255
5.950%, 05/15/37 ...... 19,420 20,614,617
Berkshire Hathaway Finance
Corp.
2.875%, 03/15/32 ...... 4,620 4,282,824
4.400%, 05/15/42 ...... 47 42,116
# 4.300%, 05/15/43 ...... 7,668 6,733,420
Best Buy Co., Inc.
4.450%, 10/01/28 ...... 2,477 2,479,570
Biogen, Inc.
2.250%, 05/01/30 ...... 388 354,930
Black Hills Corp.
2.500%, 06/15/30 ...... 1,036 950,681

14
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
6.150%, 05/15/34 ...... 3,838 $ 4,047,919
6.000%, 01/15/35 ...... 252 261,231
BlackRock Funding, Inc.
5.000%, 03/14/34 ...... 5,589 5,666,219
4.900%, 01/08/35 ...... 10,000 10,073,472
Blackrock, Inc.
2.100%, 02/25/32 ...... 5,300 4,650,469
4.750%, 05/25/33 ...... 11,784 11,876,076
Block Financial LLC
2.500%, 07/15/28 ...... 115 108,934
Blue Owl Finance LLC
# 6.250%, 04/18/34 ...... 4,347 4,278,946
Boardwalk Pipelines, LP
4.800%, 05/03/29 ...... 502 503,769
3.400%, 02/15/31 ...... 420 392,422
3.600%, 09/01/32 ...... 1,580 1,460,222
5.375%, 02/15/36 ...... 500 495,976
Boeing Co. (The)
3.200%, 03/01/29 ...... 189 182,423
2.950%, 02/01/30 ...... 2,027 1,915,628
6.125%, 02/15/33 ...... 395 421,773
3.600%, 05/01/34 ...... 444 399,060
3.550%, 03/01/38 ...... 2,650 2,195,742
6.875%, 03/15/39 ...... 1,881 2,084,340
5.875%, 02/15/40 ...... 230 233,004
Booz Allen Hamilton, Inc.
# 5.950%, 08/04/33 ...... 1,170 1,194,585
BorgWarner, Inc.
# 5.400%, 08/15/34 ...... 400 406,411
Boston Properties, LP
2.900%, 03/15/30 ...... 795 741,001
# 3.250%, 01/30/31 ...... 1,751 1,618,757
# 2.550%, 04/01/32 ...... 587 509,217
2.450%, 10/01/33 ...... 598 488,277
6.500%, 01/15/34 ...... 7,255 7,655,071
# 5.750%, 01/15/35 ...... 21,861 21,961,904
Boston Scientific Corp.
7.375%, 01/15/40 ...... 1,704 2,003,998
BP Capital Markets America,
Inc.
2.721%, 01/12/32 ...... 1,250 1,130,889
4.812%, 02/13/33 ...... 8,262 8,285,723
4.893%, 09/11/33 ...... 6,050 6,078,902
4.989%, 04/10/34 ...... 400 403,171
# 5.227%, 11/17/34 ...... 5,947 6,062,813
3.060%, 06/17/41 ...... 8,122 6,123,342
Brighthouse Financial, Inc.
# 5.625%, 05/15/30 ...... 3,467 3,496,281
Bristol-Myers Squibb Co.
5.900%, 11/15/33 ...... 394 422,082
4.125%, 06/15/39 ...... 14,216 12,663,845
2.350%, 11/13/40 ...... 400 280,070
3.550%, 03/15/42 ...... 777 614,736
4.625%, 05/15/44 ...... 1,090 959,974
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Brixmor Operating Partnership,
LP
4.125%, 06/15/26 ...... 58 $ 57,971
3.900%, 03/15/27 ...... 134 133,604
2.250%, 04/01/28 ...... 444 426,384
4.125%, 05/15/29 ...... 3,547 3,503,177
4.050%, 07/01/30 ...... 2,230 2,173,943
2.500%, 08/16/31 ...... 942 840,977
Broadcom, Inc.
4.150%, 11/15/30 ...... 822 809,510
2.450%, 02/15/31 ...... 260 236,835
Ω 4.150%, 04/15/32 ...... 1,961 1,902,237
4.300%, 11/15/32 ...... 489 477,458
2.600%, 02/15/33 ...... 415 362,987
3.419%, 04/15/33 ...... 1,335 1,223,137
3.469%, 04/15/34 ...... 3,388 3,057,631
Ω 3.187%, 11/15/36 ...... 2,158 1,810,791
Ω 4.926%, 05/15/37 ...... 462 450,110
3.500%, 02/15/41 ...... 1,925 1,537,679
Broadstone Net Lease LLC
2.600%, 09/15/31 ...... 2,092 1,844,326
Brown & Brown, Inc.
2.375%, 03/15/31 ...... 1,340 1,184,660
5.650%, 06/11/34 ...... 400 404,088
Brunswick Corp.
4.400%, 09/15/32 ...... 2,458 2,328,594
Bunge, Ltd. Finance Corp.
2.750%, 05/14/31 ...... 200 182,787
4.800%, 03/19/33 ...... 6,004 5,966,881
5.150%, 03/19/36 ...... 600 596,024
Burlington Northern Santa Fe
LLC
6.150%, 05/01/37 ...... 2,255 2,457,334
5.750%, 05/01/40 ...... 9,260 9,661,387
5.050%, 03/01/41 ...... 400 388,931
5.400%, 06/01/41 ...... 365 365,489
4.950%, 09/15/41 ...... 110 105,270
4.400%, 03/15/42 ...... 226 198,901
4.450%, 03/15/43 ...... 700 611,640
Burlington Resources LLC
7.200%, 08/15/31 ...... 400 447,447
5.950%, 10/15/36 ...... 130 138,770
Camden Property Trust
4.900%, 01/15/34 ...... 4,609 4,605,068
4.900%, 02/28/36 ...... 973 945,773
Capital One Financial Corp.
6.700%, 11/29/32 ...... 2,917 3,180,790
Capital One NA
2.700%, 02/06/30 ...... 2,907 2,725,951
Cargill, Inc.
Ω # 4.000%, 06/22/32 ...... 400 385,948
Ω # 5.125%, 10/11/32 ...... 972 995,047
Carrier Global Corp.
3.377%, 04/05/40 ...... 1,420 1,132,879

15
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Caterpillar Financial Services
Corp.
SOFR+0.38%, FRN,
4.040%, 01/07/27(*) .... 150 $ 149,829
SOFR+0.52%, FRN,
4.190%, 05/14/27(*), MTN 3,760 3,766,156
SOFR+0.58%, FRN,
4.250%, 11/14/28(*) .... 100 100,023
Cboe Global Markets, Inc.
3.000%, 03/16/32 ...... 2,136 1,964,891
CBRE Services, Inc.
5.950%, 08/15/34 ...... 1,862 1,943,169
CenterPoint Energy Resources
Corp.
4.400%, 07/01/32 ...... 3,924 3,846,858
5.400%, 07/01/34 ...... 2,643 2,701,113
6.625%, 11/01/37 ...... 5,182 5,659,891
5.850%, 01/15/41 ...... 1,700 1,736,005
CF Industries, Inc.
4.950%, 06/01/43 ...... 1,603 1,442,000
Charles Schwab Corp. (The)
SOFRINDX+0.52%, FRN,
4.190%, 05/13/26(*) .... 1,336 1,336,126
SOFRINDX+1.05%, FRN,
4.710%, 03/03/27(*) .... 4,043 4,062,043
2.300%, 05/13/31 ...... 763 687,649
2.900%, 03/03/32 ...... 1,270 1,152,605
Chevron Corp.
2.978%, 05/11/40 ...... 2,339 1,765,768
Chevron USA, Inc.
1.018%, 08/12/27 ...... 1,981 1,907,563
SOFRINDX+0.47%, FRN,
4.130%, 02/26/28(*) .... 1,449 1,451,819
SOFR+0.82%, FRN,
4.480%, 10/15/30(*) .... 900 909,681
6.000%, 03/01/41 ...... 100 107,915
5.250%, 11/15/43 ...... 4,876 4,808,679
Choice Hotels International, Inc.
3.700%, 12/01/29 ...... 1,676 1,604,173
Chubb INA Holdings LLC
5.000%, 03/15/34 ...... 18,606 18,729,401
6.000%, 05/11/37 ...... 977 1,042,332
6.500%, 05/15/38 ...... 100 110,794
Cigna Group (The)
2.375%, 03/15/31 ...... 3,303 2,979,962
5.125%, 05/15/31 ...... 300 306,445
4.875%, 09/15/32 ...... 6,517 6,527,579
5.400%, 03/15/33 ...... 5,445 5,601,429
5.250%, 02/15/34 ...... 1,336 1,354,924
5.250%, 01/15/36 ...... 1,200 1,203,789
4.800%, 08/15/38 ...... 23,644 22,231,231
3.200%, 03/15/40 ...... 9,623 7,484,434
6.125%, 11/15/41 ...... 9,480 9,824,967
Cincinnati Financial Corp.
6.125%, 11/01/34 ...... 8,084 8,501,936
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Cisco Systems, Inc.
# 4.950%, 02/24/32 ...... 1,687 $ 1,721,620
5.050%, 02/26/34 ...... 2,010 2,036,916
5.100%, 02/24/35 ...... 300 303,627
5.900%, 02/15/39 ...... 11,906 12,596,188
5.500%, 01/15/40 ...... 7,527 7,676,138
Citibank NA
SOFR+0.71%, FRN,
4.360%, 08/06/26(*) .... 3,205 3,206,458
SOFRINDX+1.06%, FRN,
4.720%, 12/04/26(*) .... 4,656 4,673,987
SOFR+0.78%, FRN,
4.440%, 05/29/27(*) .... 800 803,568
Citigroup, Inc.
6.875%, 03/05/38 ...... 1,600 1,798,381
8.125%, 07/15/39 ...... 25,868 32,372,587
5.875%, 01/30/42 ...... 4,833 4,944,650
4.650%, 07/30/45 ...... 1,000 877,634
Citizens Financial Group, Inc.
2.500%, 02/06/30 ...... 300 276,023
CME Group, Inc.
5.300%, 09/15/43 ...... 4,039 3,988,391
CMS Energy Corp.
4.700%, 03/31/43 ...... 544 458,446
CNA Financial Corp.
3.900%, 05/01/29 ...... 779 763,444
# 2.050%, 08/15/30 ...... 1,445 1,293,208
5.500%, 06/15/33 ...... 5,380 5,491,738
5.125%, 02/15/34 ...... 5,055 5,013,203
5.200%, 08/15/35 ...... 250 245,783
CNO Financial Group, Inc.
5.250%, 05/30/29 ...... 6,525 6,554,728
6.450%, 06/15/34 ...... 13,963 14,500,270
Comcast Corp.
4.950%, 05/15/32 ...... 100 100,713
# 5.500%, 11/15/32 ...... 800 830,767
4.250%, 01/15/33 ...... 1,815 1,748,510
7.050%, 03/15/33 ...... 3,198 3,583,839
# 4.800%, 05/15/33 ...... 2,592 2,574,973
5.300%, 06/01/34 ...... 1,766 1,790,744
4.200%, 08/15/34 ...... 1,902 1,788,532
# 5.300%, 05/15/35 ...... 989 1,006,887
# 5.650%, 06/15/35 ...... 253 261,393
# 3.200%, 07/15/36 ...... 6,731 5,636,394
Ω 5.168%, 01/15/37 ...... 300 292,453
6.450%, 03/15/37 ...... 2,900 3,140,630
6.950%, 08/15/37 ...... 6,828 7,634,848
3.900%, 03/01/38 ...... 12,660 10,879,962
6.400%, 05/15/38 ...... 756 790,804
4.600%, 10/15/38 ...... 8,096 7,395,049
6.550%, 07/01/39 ...... 1,605 1,722,353
3.250%, 11/01/39 ...... 19,279 14,840,037
6.400%, 03/01/40 ...... 1,300 1,377,090
3.750%, 04/01/40 ...... 17,927 14,526,192

16
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.650%, 07/15/42 ...... 4,400 $ 3,770,011
Conagra Brands, Inc.
8.250%, 09/15/30 ...... 1,195 1,349,987
# 5.750%, 08/01/35 ...... 2,090 2,102,292
5.300%, 11/01/38 ...... 14,562 13,565,865
ConocoPhillips Co.
4.850%, 01/15/32 ...... 450 457,718
5.050%, 09/15/33 ...... 1,075 1,094,127
5.900%, 05/15/38 ...... 1,700 1,802,098
6.500%, 02/01/39 ...... 2,050 2,268,803
3.758%, 03/15/42 ...... 5,803 4,701,333
Consolidated Edison Co. of New
York, Inc.
SOFRINDX+0.52%, FRN,
4.190%, 11/18/27(*) .... 100 99,909
5.200%, 03/01/33 ...... 400 409,987
5.500%, 03/15/34 ...... 400 415,902
5.375%, 05/15/34 ...... 435 447,007
6.200%, 06/15/36 ...... 1,944 2,089,138
6.750%, 04/01/38 ...... 470 531,014
5.500%, 12/01/39 ...... 4,610 4,634,834
5.700%, 06/15/40 ...... 681 693,752
4.200%, 03/15/42 ...... 1,269 1,064,807
4.450%, 03/15/44 ...... 2,970 2,538,042
Constellation Energy
Generation LLC
6.250%, 10/01/39 ...... 779 821,823
5.750%, 10/01/41 ...... 348 350,089
5.600%, 06/15/42 ...... 1,644 1,616,800
Continental Resources, Inc.
Ω 2.875%, 04/01/32 ...... 9,070 7,989,144
4.900%, 06/01/44 ...... 11,922 9,560,061
COPT Defense Properties, LP
2.750%, 04/15/31 ...... 250 226,927
2.900%, 12/01/33 ...... 100 84,959
Corebridge Financial, Inc.
4.350%, 04/05/42 ...... 320 266,592
Cox Communications, Inc.
Ω 1.800%, 10/01/30 ...... 200 174,319
Ω 5.700%, 06/15/33 ...... 1,056 1,049,102
Ω 5.450%, 09/01/34 ...... 5,350 5,148,493
Ω 4.800%, 02/01/35 ...... 2,773 2,528,240
Ω 8.375%, 03/01/39 ...... 1,787 2,012,339
Ω 4.700%, 12/15/42 ...... 2 1,544
Ω 4.500%, 06/30/43 ...... 7,986 6,026,884
Crown Castle, Inc.
2.250%, 01/15/31 ...... 71 62,947
5.100%, 05/01/33 ...... 4,754 4,715,016
2.900%, 04/01/41 ...... 1,080 774,849
CSX Corp.
5.200%, 11/15/33 ...... 1,391 1,427,771
6.220%, 04/30/40 ...... 2,659 2,877,722
5.500%, 04/15/41 ...... 2,000 2,017,872
4.750%, 05/30/42 ...... 2,508 2,292,423
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Cummins, Inc.
5.150%, 02/20/34 ...... 298 $ 304,378
5.300%, 05/09/35 ...... 2,550 2,604,852
CVS Health Corp.
4.875%, 07/20/35 ...... 1,036 1,001,770
4.780%, 03/25/38 ...... 9,594 8,890,715
6.125%, 09/15/39 ...... 1,831 1,882,836
4.125%, 04/01/40 ...... 1,679 1,414,733
5.300%, 12/05/43 ...... 4,174 3,823,957
6.000%, 06/01/44 ...... 12,089 11,929,685
D.R. Horton, Inc.
5.500%, 10/15/35 ...... 11,550 11,790,520
Darden Restaurants, Inc.
6.300%, 10/10/33 ...... 585 628,029
DCP Midstream Operating, LP
8.125%, 08/16/30 ...... 100 113,754
Ω 6.450%, 11/03/36 ...... 3,654 3,873,142
Ω 6.750%, 09/15/37 ...... 2,516 2,722,388
5.600%, 04/01/44 ...... 3,420 3,243,937
Dell International LLC/EMC
Corp.
5.750%, 02/01/33 ...... 400 417,027
5.500%, 04/01/35 ...... 1,000 1,017,433
3.375%, 12/15/41 ...... 1,921 1,447,398
Dell, Inc.
6.500%, 04/15/38 ...... 2,244 2,416,975
5.400%, 09/10/40 ...... 450 439,025
Devon Energy Corp.
7.875%, 09/30/31 ...... 914 1,049,405
7.950%, 04/15/32 ...... 1,500 1,725,444
# 5.200%, 09/15/34 ...... 3,435 3,448,416
5.600%, 07/15/41 ...... 13,001 12,671,109
4.750%, 05/15/42 ...... 18,378 16,202,136
Dick's Sporting Goods, Inc.
3.150%, 01/15/32 ...... 2,597 2,366,683
Digital Dutch Finco BV
1.500%, 03/15/30 ...... EUR 900 979,685
1.250%, 02/01/31 ...... EUR 8,400 8,800,238
Dollar General Corp.
5.450%, 07/05/33 ...... 150 152,921
Dominion Energy, Inc.
4.900%, 08/01/41 ...... 666 599,925
4.050%, 09/15/42 ...... 3,806 3,023,921
Dow Chemical Co. (The)
# 6.300%, 03/15/33 ...... 920 971,589
# 5.150%, 02/15/34 ...... 2,550 2,513,065
4.250%, 10/01/34 ...... 1,930 1,767,592
# 5.350%, 03/15/35 ...... 307 305,018
# 5.650%, 03/15/36 ...... 21,757 21,680,304
5.250%, 11/15/41 ...... 385 344,894
4.375%, 11/15/42 ...... 1,295 1,030,278
4.625%, 10/01/44 ...... 483 382,518
Duke Energy Carolinas LLC
6.450%, 10/15/32 ...... 1,355 1,470,359

17
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
6.100%, 06/01/37 ...... 21,659 $ 23,050,563
Duke Energy Corp.
# 2.450%, 06/01/30 ...... 262 241,658
Duquesne Light Holdings, Inc.
Ω 3.616%, 08/01/27 ...... 200 197,680
Ω 2.532%, 10/01/30 ...... 1,563 1,415,097
Ω 2.775%, 01/07/32 ...... 2,850 2,516,162
DXC Technology Co.
2.375%, 09/15/28 ...... 4,067 3,819,832
Eagle Materials, Inc.
2.500%, 07/01/31 ...... 1,179 1,054,370
5.000%, 03/15/36 ...... 2,727 2,622,741
eBay, Inc.
6.300%, 11/22/32 ...... 575 620,720
4.000%, 07/15/42 ...... 3,000 2,412,555
EIDP, Inc.
4.800%, 05/15/33 ...... 3,950 3,911,147
Elevance Health, Inc.
2.550%, 03/15/31 ...... 899 815,630
4.950%, 11/01/31 ...... 1,300 1,311,634
4.100%, 05/15/32 ...... 7,400 7,112,013
4.600%, 09/15/32 ...... 3,000 2,954,499
5.500%, 10/15/32 ...... 750 774,313
4.750%, 02/15/33 ...... 13,656 13,500,459
5.375%, 06/15/34 ...... 13,290 13,518,218
5.950%, 12/15/34 ...... 858 899,907
# 5.200%, 02/15/35 ...... 12,980 12,992,567
5.850%, 01/15/36 ...... 830 859,681
# 5.000%, 01/15/36 ...... 1,000 981,878
6.375%, 06/15/37 ...... 7,354 7,925,148
4.625%, 05/15/42 ...... 12,549 11,058,621
4.650%, 01/15/43 ...... 12,376 10,836,610
5.100%, 01/15/44 ...... 6,263 5,715,343
4.650%, 08/15/44 ...... 3,239 2,786,243
Eli Lilly & Co.
4.550%, 10/15/32 ...... 1,485 1,484,950
4.700%, 02/09/34 ...... 1,454 1,452,099
4.600%, 08/14/34 ...... 1,150 1,136,408
5.100%, 02/12/35 ...... 1,876 1,909,358
# 4.900%, 10/15/35 ...... 8,750 8,728,384
Energy Transfer, LP
5.250%, 04/15/29 ...... 900 917,495
4.150%, 09/15/29 ...... 343 338,168
8.250%, 11/15/29 ...... 869 967,061
5.750%, 02/15/33 ...... 277 288,457
6.550%, 12/01/33 ...... 1,000 1,084,051
6.625%, 10/15/36 ...... 1,538 1,660,794
# 5.800%, 06/15/38 ...... 2,921 2,973,500
7.500%, 07/01/38 ...... 3,332 3,848,267
6.850%, 02/15/40 ...... 1,000 1,065,505
6.050%, 06/01/41 ...... 9,964 10,087,604
6.500%, 02/01/42 ...... 8,670 9,051,372
6.100%, 02/15/42 ...... 2,009 1,987,385
4.950%, 01/15/43 ...... 100 87,496
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.150%, 02/01/43 ...... 1,410 $ 1,257,513
5.950%, 10/01/43 ...... 682 663,893
5.300%, 04/01/44 ...... 1,750 1,576,760
5.150%, 03/15/45 ...... 1,705 1,494,818
Entergy Corp.
2.800%, 06/15/30 ...... 1,000 932,116
Enterprise Products Operating
LLC
# 4.850%, 01/31/34 ...... 400 399,640
6.650%, 10/15/34 ...... 296 328,202
4.950%, 02/15/35 ...... 800 799,658
5.750%, 03/01/35 ...... 3,777 3,885,747
5.200%, 01/15/36 ...... 1,163 1,173,242
7.550%, 04/15/38 ...... 6,443 7,652,710
6.125%, 10/15/39 ...... 5,587 5,969,577
6.450%, 09/01/40 ...... 9,965 10,982,631
5.950%, 02/01/41 ...... 3,933 4,122,790
5.700%, 02/15/42 ...... 772 780,632
4.850%, 08/15/42 ...... 2,435 2,231,444
4.450%, 02/15/43 ...... 1,912 1,665,082
4.850%, 03/15/44 ...... 8,564 7,792,670
5.100%, 02/15/45 ...... 750 696,374
EPR Properties
3.600%, 11/15/31 ...... 3,087 2,833,653
Equifax, Inc.
2.350%, 09/15/31 ...... 355 311,886
Equinix, Inc.
2.150%, 07/15/30 ...... 205 184,741
3.900%, 04/15/32 ...... 209 198,313
Equitable Holdings, Inc.
7.000%, 04/01/28 ...... 150 156,336
5.594%, 01/11/33 ...... 475 485,934
ERAC USA Finance LLC
Ω 4.900%, 05/01/33 ...... 3,306 3,297,485
Ω # 5.200%, 10/30/34 ...... 1,224 1,238,926
Ω 5.625%, 03/15/42 ...... 2,185 2,164,782
ERP Operating, LP
4.650%, 09/15/34 ...... 400 390,443
Estee Lauder Cos., Inc. (The)
# 4.650%, 05/15/33 ...... 3,850 3,791,955
5.000%, 02/14/34 ...... 400 399,186
6.000%, 05/15/37 ...... 1,009 1,067,933
Eversource Energy
3.375%, 03/01/32 ...... 5,000 4,597,833
Exelon Corp.
4.950%, 03/15/36 ...... 250 242,380
Expedia Group, Inc.
3.250%, 02/15/30 ...... 1,772 1,681,367
# 5.400%, 02/15/35 ...... 1,976 1,961,917
Experian Finance PLC
Ω 4.250%, 02/01/29 ...... 688 682,247
Ω 2.750%, 03/08/30 ...... 302 282,552
Extra Space Storage, LP
2.350%, 03/15/32 ...... 400 346,230

18
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Exxon Mobil Corp.
2.995%, 08/16/39 ...... 2,049 $ 1,632,265
4.227%, 03/19/40 ...... 26,610 24,017,778
FedEx Corp.
3.250%, 05/15/41 ...... 3,246 2,442,394
4.100%, 04/15/43 ...... 904 730,501
Fidelity National Financial, Inc.
4.500%, 08/15/28 ...... 40 39,863
3.400%, 06/15/30 ...... 1,875 1,767,693
2.450%, 03/15/31 ...... 1,732 1,535,985
Fidelity National Information
Services, Inc.
3.100%, 03/01/41 ...... 102 73,691
First American Financial Corp.
4.000%, 05/15/30 ...... 1,442 1,382,685
2.400%, 08/15/31 ...... 1,029 891,578
5.450%, 09/30/34 ...... 2,421 2,388,575
Fiserv, Inc.
# 5.600%, 03/02/33 ...... 5,700 5,779,873
5.625%, 08/21/33 ...... 550 557,034
5.450%, 03/15/34 ...... 3,479 3,456,051
5.150%, 08/12/34 ...... 250 243,615
# 5.250%, 08/11/35 ...... 500 487,797
Five Corners Funding Trust II
Ω 2.850%, 05/15/30 ...... 3,000 2,801,790
Flex, Ltd.
6.000%, 01/15/28 ...... 499 510,016
4.875%, 06/15/29 ...... 5,701 5,720,773
4.875%, 05/12/30 ...... 3,394 3,395,903
5.250%, 01/15/32 ...... 150 150,920
5.375%, 11/13/35 ...... 500 497,022
Flowserve Corp.
3.500%, 10/01/30 ...... 4,356 4,115,484
2.800%, 01/15/32 ...... 1,958 1,731,521
FMR LLC
Ω 7.570%, 06/15/29 ...... 152 164,489
Ω 6.450%, 11/15/39 ...... 1,575 1,703,921
Ω 5.150%, 02/01/43 ...... 256 238,959
Fortune Brands Innovations,
Inc.
3.250%, 09/15/29 ...... 1,343 1,282,356
4.000%, 03/25/32 ...... 933 881,606
# 5.875%, 06/01/33 ...... 556 578,679
Fox Corp.
6.500%, 10/13/33 ...... 5,633 6,049,218
# 5.476%, 01/25/39 ...... 20,134 19,610,723
Franklin Resources, Inc.
1.600%, 10/30/30 ...... 1,000 882,701
Freeport-McMoRan, Inc.
5.450%, 03/15/43 ...... 180 171,835
GATX Corp.
3.500%, 06/01/32 ...... 400 369,621
6.050%, 03/15/34 ...... 613 647,677
General Electric Co.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
6.150%, 08/07/37, MTN . 174 $ 186,571
General Mills, Inc.
5.400%, 06/15/40 ...... 1,400 1,360,457
General Motors Co.
4.200%, 10/01/27 ...... 157 156,304
5.400%, 10/15/29 ...... 2,824 2,886,791
# 5.600%, 10/15/32 ...... 1,696 1,735,137
# 5.000%, 04/01/35 ...... 644 622,829
6.250%, 04/15/35 ...... 1,250 1,309,785
6.600%, 04/01/36 ...... 8,057 8,624,094
5.150%, 04/01/38 ...... 3,320 3,146,351
6.250%, 10/02/43 ...... 11,375 11,279,703
6.750%, 04/01/46 ...... 3,000 3,127,871
General Motors Financial Co.,
Inc.
SOFR+1.04%, FRN,
4.700%, 02/26/27(*) .... 423 423,547
SOFRINDX+1.35%, FRN,
5.020%, 05/08/27(*) .... 1,263 1,268,548
SOFRINDX+1.05%, FRN,
4.710%, 07/15/27(*) .... 495 495,185
2.400%, 04/10/28 ...... 703 675,879
5.650%, 01/17/29 ...... 311 318,239
4.300%, 04/06/29 ...... 1,439 1,425,008
SOFR+1.29%, FRN,
4.950%, 01/07/30(*) .... 3,617 3,624,730
3.600%, 06/21/30 ...... 1,393 1,330,714
2.350%, 01/08/31 ...... 1,667 1,493,008
5.750%, 02/08/31 ...... 371 383,685
2.700%, 06/10/31 ...... 1,464 1,319,332
3.100%, 01/12/32 ...... 2,038 1,843,643
5.625%, 04/04/32 ...... 400 410,321
6.400%, 01/09/33 ...... 2,843 3,027,464
6.100%, 01/07/34 ...... 1,130 1,179,806
5.950%, 04/04/34 ...... 3,827 3,960,764
5.450%, 09/06/34 ...... 2,267 2,266,147
# 6.150%, 07/15/35 ...... 603 627,512
# 5.450%, 01/08/36 ...... 170 168,775
Georgia Power Co.
4.950%, 05/17/33 ...... 3,939 3,966,833
5.250%, 03/15/34 ...... 691 704,098
4.300%, 03/15/42 ...... 2,339 2,020,255
Georgia-Pacific LLC
8.875%, 05/15/31 ...... 708 843,079
Gilead Sciences, Inc.
5.100%, 06/15/35 ...... 836 843,182
4.600%, 09/01/35 ...... 200 195,101
2.600%, 10/01/40 ...... 1,610 1,163,445
5.650%, 12/01/41 ...... 6,623 6,712,155
4.800%, 04/01/44 ...... 10,849 9,779,347
Global Payments, Inc.
3.200%, 08/15/29 ...... 1,026 968,888
2.900%, 05/15/30 ...... 564 516,803
2.900%, 11/15/31 ...... 1,358 1,194,803

19
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
# 5.400%, 08/15/32 ...... 3,207 $ 3,190,402
5.550%, 11/15/35 ...... 9,739 9,392,881
Goldman Sachs Group, Inc.
(The)
2.600%, 02/07/30 ...... 921 858,201
3.800%, 03/15/30 ...... 851 827,548
# 6.125%, 02/15/33 ...... 2,587 2,783,701
6.250%, 02/01/41 ...... 24,732 26,158,784
4.800%, 07/08/44, MTN . 381 339,087
GXO Logistics, Inc.
6.500%, 05/06/34 ...... 1,264 1,334,158
Halliburton Co.
# 4.850%, 11/15/35 ...... 10,708 10,475,670
6.700%, 09/15/38 ...... 9,354 10,393,500
7.450%, 09/15/39 ...... 7,103 8,358,344
4.500%, 11/15/41 ...... 1,760 1,529,412
4.750%, 08/01/43 ...... 7,686 6,769,438
Harley-Davidson Financial
Services, Inc.
Ω 3.050%, 02/14/27 ...... 1,044 1,031,205
4.000%, 03/12/30 ...... EUR 1,700 1,986,230
Hartford Insurance Group, Inc.
(The)
5.950%, 10/15/36 ...... 250 264,859
6.100%, 10/01/41 ...... 86 90,042
Hasbro, Inc.
6.050%, 05/14/34 ...... 2,550 2,668,075
6.350%, 03/15/40 ...... 11,351 11,757,939
5.100%, 05/15/44 ...... 600 545,520
HCA, Inc.
5.500%, 03/01/32 ...... 1,400 1,434,659
7.500%, 11/06/33 ...... 4,067 4,595,061
5.600%, 04/01/34 ...... 470 481,766
4.375%, 03/15/42 ...... 3,900 3,268,386
Health Care Service Corp. A
Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30 ...... 253 229,692
Ω 5.450%, 06/15/34 ...... 6,190 6,193,032
Healthcare Realty Holdings, LP
3.625%, 01/15/28 ...... 2,342 2,302,390
3.100%, 02/15/30 ...... 653 614,838
2.400%, 03/15/30 ...... 2,893 2,643,482
2.050%, 03/15/31 ...... 51 44,366
# 2.000%, 03/15/31 ...... 445 388,850
Helmerich & Payne, Inc.
2.900%, 09/29/31 ...... 3,100 2,786,988
5.500%, 12/01/34 ...... 200 197,679
Hess Corp.
7.300%, 08/15/31 ...... 190 214,123
7.125%, 03/15/33 ...... 200 227,379
6.000%, 01/15/40 ...... 4,161 4,409,963
5.600%, 02/15/41 ...... 6,674 6,803,863
Hewlett Packard Enterprise Co.
5.000%, 10/15/34 ...... 200 195,424
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
HF Sinclair Corp.
5.500%, 09/01/32 ...... 9,435 $ 9,547,617
# 6.250%, 01/15/35 ...... 3,600 3,733,646
Highwoods Realty, LP
3.050%, 02/15/30 ...... 2,450 2,269,012
2.600%, 02/01/31 ...... 730 648,714
7.650%, 02/01/34 ...... 1,596 1,780,604
Home Depot, Inc. (The)
4.850%, 06/25/31 ...... 500 510,654
5.875%, 12/16/36 ...... 3,450 3,674,526
3.300%, 04/15/40 ...... 4,167 3,339,833
5.400%, 09/15/40 ...... 1,294 1,305,716
5.950%, 04/01/41 ...... 2,779 2,938,347
Host Hotels & Resorts, LP
3.375%, 12/15/29 ...... 6,284 5,984,569
2.900%, 12/15/31 ...... 964 862,560
5.500%, 04/15/35 ...... 5,053 5,067,852
HP, Inc.
2.650%, 06/17/31 ...... 1,376 1,231,176
# 6.100%, 04/25/35 ...... 500 526,026
# 6.000%, 09/15/41 ...... 3,206 3,212,714
Humana, Inc.
5.875%, 03/01/33 ...... 3,083 3,162,412
5.950%, 03/15/34 ...... 250 256,464
# 5.550%, 05/01/35 ...... 2,750 2,732,460
Huntington Bancshares, Inc.
2.550%, 02/04/30 ...... 1,925 1,783,742
Hyatt Hotels Corp.
# 5.375%, 12/15/31 ...... 11,089 11,298,888
# 5.400%, 12/15/35 ...... 1,354 1,339,171
IBM International Capital Pte,
Ltd.
4.900%, 02/05/34 ...... 1,550 1,528,985
5.250%, 02/05/44 ...... 9,083 8,327,052
IHG Finance LLC
3.375%, 09/10/30, MTN . EUR 1,850 2,140,171
Illumina, Inc.
2.550%, 03/23/31 ...... 517 465,734
Intel Corp.
4.150%, 08/05/32 ...... 1,250 1,202,368
4.600%, 03/25/40 ...... 11,581 10,352,566
2.800%, 08/12/41 ...... 4,978 3,484,740
4.800%, 10/01/41 ...... 6,398 5,685,106
# 4.250%, 12/15/42 ...... 6,338 5,179,721
5.625%, 02/10/43 ...... 16,686 16,071,874
Intercontinental Exchange, Inc.
2.100%, 06/15/30 ...... 2,764 2,517,340
5.250%, 06/15/31 ...... 4,262 4,392,665
4.600%, 03/15/33 ...... 2,600 2,575,464
International Business Machines
Corp.
3.500%, 05/15/29 ...... 113 109,838
5.000%, 02/10/32 ...... 896 903,504
4.400%, 07/27/32 ...... 525 512,716

20
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
# 4.600%, 02/03/33 ...... 891 $ 875,422
4.750%, 02/06/33 ...... 620 616,853
4.950%, 02/03/36 ...... 3,243 3,159,883
4.150%, 05/15/39 ...... 9,947 8,615,813
5.600%, 11/30/39 ...... 18,500 18,664,275
2.850%, 05/15/40 ...... 10,462 7,606,380
4.000%, 06/20/42 ...... 5,322 4,297,041
International Paper Co.
6.000%, 11/15/41 ...... 435 438,439
Interstate Power and Light Co.
5.700%, 10/15/33 ...... 798 831,042
4.950%, 09/30/34 ...... 200 196,908
6.250%, 07/15/39 ...... 200 211,146
Interstate Power And Light Co.
5.600%, 06/29/35 ...... 100 102,677
Invitation Homes Operating
Partnership, LP
4.150%, 04/15/32 ...... 346 328,938
Jabil, Inc.
4.250%, 05/15/27 ...... 315 315,008
3.600%, 01/15/30 ...... 1,402 1,345,032
3.000%, 01/15/31 ...... 1,398 1,289,944
Jackson Financial, Inc.
3.125%, 11/23/31 ...... 7,607 6,811,253
5.670%, 06/08/32 ...... 2,041 2,062,524
Jacobs Engineering Group, Inc.
5.900%, 03/01/33 ...... 9,099 9,399,687
Jacobs Solutions, Inc.
5.375%, 03/03/36 ...... 500 485,527
Janus Henderson US Holdings,
Inc.
5.450%, 09/10/34 ...... 6,701 6,734,168
Jefferies Financial Group, Inc.
5.875%, 07/21/28 ...... 268 273,815
4.150%, 01/23/30 ...... 5,766 5,597,692
# 2.625%, 10/15/31 ...... 6,561 5,735,459
2.750%, 10/15/32 ...... 1,531 1,299,542
6.200%, 04/14/34 ...... 11,313 11,578,381
6.250%, 01/15/36 ...... 5,211 5,332,672
6.500%, 01/20/43 ...... 550 546,010
6.625%, 10/23/43 ...... 424 426,394
Jersey Central Power & Light
Co.
Ω 2.750%, 03/01/32 ...... 241 216,545
5.100%, 01/15/35 ...... 7,302 7,276,832
Ω 5.150%, 01/15/36 ...... 4,150 4,124,957
John Deere Capital Corp.
SOFR+0.79%, FRN,
4.450%, 06/08/26(*), MTN 300 300,203
SOFR+0.60%, FRN,
4.260%, 06/11/27(*), MTN 178 178,440
Johnson & Johnson
3.625%, 03/03/37 ...... 6,131 5,494,158
3.400%, 01/15/38 ...... 3,074 2,663,116
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.850%, 07/15/38 ...... 1,150 $ 1,253,742
2.100%, 09/01/40 ...... 1,150 805,197
# 4.500%, 09/01/40 ...... 1,150 1,089,920
JPMorgan Chase & Co.
6.400%, 05/15/38 ...... 6,170 6,809,610
5.500%, 10/15/40 ...... 15,190 15,505,899
5.600%, 07/15/41 ...... 7,823 7,948,778
5.400%, 01/06/42 ...... 3,782 3,726,474
JPMorgan Chase Bank NA
SOFR+1.00%, FRN,
4.660%, 12/08/26(*) .... 1,787 1,793,969
Juniper Networks, Inc.
2.000%, 12/10/30 ...... 1,161 1,018,858
Kellanova
5.250%, 03/01/33 ...... 200 204,281
Kemper Corp.
3.800%, 02/23/32 ...... 16,140 14,715,607
KeyCorp
2.550%, 10/01/29, MTN . 156 146,145
Kilroy Realty, LP
2.650%, 11/15/33 ...... 915 734,250
5.875%, 10/15/35 ...... 1,770 1,720,705
Kimco Realty OP LLC
2.700%, 10/01/30 ...... 213 198,401
2.250%, 12/01/31 ...... 106 93,720
# 5.300%, 02/01/36 ...... 3,696 3,743,760
Kinder Morgan Energy Partners,
LP
7.750%, 03/15/32 ...... 530 605,648
7.300%, 08/15/33 ...... 1,972 2,233,161
5.800%, 03/15/35 ...... 746 773,219
6.500%, 02/01/37 ...... 1,077 1,170,113
6.950%, 01/15/38, MTN . 5,644 6,310,998
6.500%, 09/01/39 ...... 5,866 6,310,595
6.550%, 09/15/40 ...... 2,392 2,576,239
7.500%, 11/15/40 ...... 305 354,358
6.375%, 03/01/41 ...... 2,177 2,297,645
5.625%, 09/01/41 ...... 828 813,224
5.000%, 08/15/42 ...... 1,632 1,474,969
4.700%, 11/01/42 ...... 908 792,975
5.000%, 03/01/43 ...... 4,625 4,164,378
5.500%, 03/01/44 ...... 7,326 6,948,590
Kinder Morgan, Inc.
7.800%, 08/01/31, MTN . 3,210 3,664,905
7.750%, 01/15/32, MTN . 3,122 3,575,697
Kraft Heinz Foods Co.
5.000%, 07/15/35 ...... 167 162,657
6.875%, 01/26/39 ...... 1,734 1,886,601
Ω 7.125%, 08/01/39 ...... 4,128 4,525,066
4.625%, 10/01/39 ...... 582 514,272
6.500%, 02/09/40 ...... 4,179 4,373,160
5.000%, 06/04/42 ...... 1,437 1,270,253
Kroger Co. (The)
6.900%, 04/15/38 ...... 35 39,490

21
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Lazard Group LLC
4.375%, 03/11/29 ...... 559 $ 553,559
Lear Corp.
4.250%, 05/15/29 ...... 1,404 1,383,790
3.500%, 05/30/30 ...... 1,252 1,190,312
2.600%, 01/15/32 ...... 370 326,963
Legg Mason, Inc.
5.625%, 01/15/44 ...... 6,883 6,711,746
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29 ...... 2,249 2,243,260
4.625%, 12/02/30 ...... EUR 1,860 2,284,602
Ω 6.500%, 03/15/35 ...... 1,510 1,597,747
Liberty Utilities Finance GP 1
Ω 2.050%, 09/15/30 ...... 986 885,986
Lincoln National Corp.
# 3.050%, 01/15/30 ...... 2,467 2,316,968
# 3.400%, 01/15/31 ...... 4,074 3,809,169
3.400%, 03/01/32 ...... 2,557 2,331,054
5.852%, 03/15/34 ...... 1,175 1,197,611
# 5.350%, 11/15/35 ...... 500 486,164
6.150%, 04/07/36 ...... 234 239,033
7.000%, 06/15/40 ...... 10,083 10,930,666
LKQ Corp.
6.250%, 06/15/33 ...... 5,251 5,449,070
Lockheed Martin Corp.
5.000%, 08/15/35 ...... 1,155 1,163,563
6.150%, 09/01/36 ...... 316 343,653
Loews Corp.
4.940%, 04/01/36 ...... 400 390,383
4.125%, 05/15/43 ...... 2,222 1,829,659
Lowe's Cos., Inc.
5.000%, 04/15/40 ...... 100 94,073
LPL Holdings, Inc.
6.000%, 05/20/34 ...... 400 408,980
5.650%, 03/15/35 ...... 3,160 3,157,969
LYB International Finance III
LLC
# 5.625%, 05/15/33 ...... 2,559 2,603,435
# 5.500%, 03/01/34 ...... 5,838 5,855,136
# 6.150%, 05/15/35 ...... 6,250 6,471,538
# 5.875%, 01/15/36 ...... 13,422 13,558,131
3.375%, 10/01/40 ...... 3,656 2,687,284
Marathon Petroleum Corp.
5.700%, 03/01/35 ...... 1,100 1,129,820
6.500%, 03/01/41 ...... 9,742 10,437,342
4.750%, 09/15/44 ...... 1,000 859,620
Marriott International, Inc.
5.500%, 04/15/37 ...... 1,200 1,201,395
5.100%, 05/01/38 ...... 2,099 2,013,089
Mars, Inc.
Ω 4.750%, 04/20/33 ...... 13,535 13,386,083
Ω 3.600%, 04/01/34 ...... 396 360,753
Ω 3.875%, 04/01/39 ...... 1,228 1,063,009
Ω 2.375%, 07/16/40 ...... 200 140,418
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Marsh & McLennan Cos., Inc.
SOFRINDX+0.70%, FRN,
4.370%, 11/08/27(*) .... 449 $ 449,397
5.400%, 09/15/33 ...... 213 220,064
5.150%, 03/15/34 ...... 100 101,110
4.750%, 03/15/39 ...... 7,138 6,745,700
Mastercard, Inc.
1.900%, 03/15/31 ...... 1,805 1,609,660
4.350%, 01/15/32 ...... 7,565 7,511,230
4.850%, 03/09/33 ...... 1,829 1,853,692
4.875%, 05/09/34 ...... 12,955 13,047,966
# 4.550%, 01/15/35 ...... 5,603 5,495,261
McDonald's Corp.
6.300%, 10/15/37, MTN . 147 160,663
Merck & Co., Inc.
2.150%, 12/10/31 ...... 1,656 1,466,148
4.500%, 05/17/33 ...... 250 248,402
4.950%, 09/15/35 ...... 13,612 13,586,374
4.750%, 12/04/35 ...... 8,351 8,174,206
3.900%, 03/07/39 ...... 3,947 3,460,306
2.350%, 06/24/40 ...... 19,113 13,547,580
3.600%, 09/15/42 ...... 371 293,244
4.150%, 05/18/43 ...... 505 425,127
4.900%, 05/17/44 ...... 150 137,331
Meta Platforms, Inc.
# 4.600%, 05/15/28 ...... 22,193 22,400,410
3.850%, 08/15/32 ...... 11,223 10,683,787
4.750%, 08/15/34 ...... 3,996 3,931,836
# 4.875%, 11/15/35 ...... 846 824,515
5.500%, 11/15/45 ...... 6,546 6,082,003
MetLife, Inc.
6.500%, 12/15/32 ...... 1,015 1,113,896
5.375%, 07/15/33 ...... 2,825 2,925,781
5.300%, 12/15/34 ...... 410 418,639
5.700%, 06/15/35 ...... 395 412,965
5.875%, 02/06/41 ...... 4,211 4,349,385
4.125%, 08/13/42 ...... 5,672 4,723,383
4.875%, 11/13/43 ...... 2,892 2,624,212
Micron Technology, Inc.
2.703%, 04/15/32 ...... 923 823,738
3.366%, 11/01/41 ...... 1,719 1,327,670
Mid-America Apartments, LP
5.300%, 02/15/32 ...... 5,174 5,331,456
4.650%, 01/15/33 ...... 1,557 1,532,145
5.000%, 03/15/34 ...... 1,600 1,593,405
4.950%, 03/01/35 ...... 1,150 1,135,892
Mississippi Power Co.
4.250%, 03/15/42 ...... 1,005 839,876
Molson Coors Beverage Co.
5.000%, 05/01/42 ...... 2,341 2,115,918
Morgan Stanley
7.250%, 04/01/32 ...... 1,135 1,287,273
6.375%, 07/24/42 ...... 6,940 7,477,170
Mosaic Co. (The)

22
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
# 5.450%, 11/15/33 ...... 770 $ 779,744
4.875%, 11/15/41 ...... 11,510 10,196,997
Motorola Solutions, Inc.
2.300%, 11/15/30 ...... 1,937 1,749,664
2.750%, 05/24/31 ...... 2,781 2,535,835
5.600%, 06/01/32 ...... 1,853 1,919,048
MPLX, LP
5.500%, 06/01/34 ...... 1,200 1,214,670
5.400%, 09/15/35 ...... 500 499,278
5.300%, 04/01/36 ...... 250 245,545
4.500%, 04/15/38 ...... 2,508 2,263,866
National Fuel Gas Co.
# 2.950%, 03/01/31 ...... 5,881 5,361,269
5.950%, 03/15/35 ...... 1,000 1,038,881
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.80%, FRN,
4.460%, 02/05/27(*), MTN 300 300,684
8.000%, 03/01/32, MTN . 1,238 1,435,332
National Securities Clearing
Corp.
Ω SOFR+0.57%, FRN,
4.230%, 05/20/27(*) .... 1,940 1,942,210
NBCUniversal Media LLC
6.400%, 04/30/40 ...... 295 311,263
5.950%, 04/01/41 ...... 1,281 1,294,782
4.450%, 01/15/43 ...... 1,820 1,506,182
Nestle Capital Corp.
Ω 4.750%, 03/12/31 ...... 7,000 7,101,001
Ω # 4.875%, 03/12/34 ...... 3,490 3,521,250
Nestle Holdings, Inc.
Ω # 5.000%, 03/14/28 ...... 2,400 2,438,126
Ω 3.625%, 09/24/28 ...... 13,437 13,292,945
Ω # 5.000%, 09/12/30 ...... 4,664 4,815,272
Ω 4.850%, 03/14/33 ...... 250 254,386
Ω 3.900%, 09/24/38 ...... 18,477 16,380,903
NewMarket Corp.
2.700%, 03/18/31 ...... 2,860 2,589,749
Newmont Corp.
5.450%, 06/09/44 ...... 434 418,217
NextEra Energy Capital
Holdings, Inc.
# SOFRINDX+0.80%, FRN,
4.460%, 02/04/28(*) .... 1,160 1,164,622
2.250%, 06/01/30 ...... 1,183 1,079,375
2.440%, 01/15/32 ...... 3,869 3,418,209
5.300%, 03/15/32 ...... 3,641 3,735,260
5.000%, 07/15/32 ...... 4,340 4,383,908
5.050%, 02/28/33 ...... 2,810 2,838,881
5.250%, 03/15/34 ...... 3,951 4,005,555
# 5.450%, 03/15/35 ...... 7,200 7,340,986
NIKE, Inc.
3.250%, 03/27/40 ...... 5,335 4,224,191
NiSource, Inc.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.250%, 02/15/43 ...... 300 $ 280,091
NNN REIT, Inc.
5.600%, 10/15/33 ...... 400 410,216
NOV, Inc.
3.950%, 12/01/42 ...... 15,959 12,555,890
Novartis Capital Corp.
4.000%, 09/18/31 ...... 125 123,024
4.300%, 11/05/32 ...... 12,729 12,553,919
# 4.200%, 09/18/34 ...... 13,251 12,792,429
# 4.600%, 11/05/35 ...... 2,994 2,928,094
4.400%, 05/06/44 ...... 450 393,561
Nucor Corp.
3.125%, 04/01/32 ...... 1,275 1,179,154
5.100%, 06/01/35 ...... 709 717,529
6.400%, 12/01/37 ...... 500 553,984
NVIDIA Corp.
3.500%, 04/01/40 ...... 200 166,761
Oklahoma Gas and Electric Co.
5.850%, 06/01/40 ...... 1,627 1,666,549
5.250%, 05/15/41 ...... 332 321,476
4.550%, 03/15/44 ...... 50 42,252
Omnicom Group, Inc.
# 5.300%, 06/02/36 ...... 250 241,648
3.375%, 03/01/41 ...... 158 116,870
ONE Gas, Inc.
4.250%, 09/01/32 ...... 400 389,407
ONEOK Partners, LP
6.650%, 10/01/36 ...... 50 54,168
6.850%, 10/15/37 ...... 6,500 7,117,864
6.125%, 02/01/41 ...... 1,643 1,682,533
ONEOK, Inc.
4.350%, 03/15/29 ...... 1,078 1,071,228
3.400%, 09/01/29 ...... 704 677,462
6.350%, 01/15/31 ...... 3,456 3,668,986
6.100%, 11/15/32 ...... 395 416,914
5.050%, 11/01/34 ...... 511 500,879
6.000%, 06/15/35 ...... 400 418,824
5.400%, 10/15/35 ...... 2,314 2,311,987
Oracle Corp.
2.950%, 04/01/30 ...... 177 162,185
3.250%, 05/15/30 ...... 206 190,813
2.875%, 03/25/31 ...... 777 690,547
6.250%, 11/09/32 ...... 414 424,932
4.300%, 07/08/34 ...... 730 649,327
3.900%, 05/15/35 ...... 4,673 3,955,636
3.850%, 07/15/36 ...... 2,364 1,947,696
3.800%, 11/15/37 ...... 1,703 1,346,619
6.500%, 04/15/38 ...... 1,543 1,544,761
6.125%, 07/08/39 ...... 761 734,527
3.600%, 04/01/40 ...... 1,160 836,465
5.375%, 07/15/40 ...... 4,021 3,503,023
3.650%, 03/25/41 ...... 545 386,644
Ovintiv, Inc.
6.250%, 07/15/33 ...... 2,589 2,744,582

23
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
6.500%, 08/15/34 ...... 2,580 $ 2,765,552
6.625%, 08/15/37 ...... 5,500 5,858,547
6.500%, 02/01/38 ...... 5,330 5,601,220
Owens Corning
3.950%, 08/15/29 ...... 215 211,379
3.875%, 06/01/30 ...... 281 272,821
PACCAR Financial Corp.
5.000%, 03/22/34, MTN . 759 769,354
Parker-Hannifin Corp.
6.250%, 05/15/38, MTN . 1,334 1,454,627
PayPal Holdings, Inc.
SOFR+0.67%, FRN,
4.330%, 03/06/28(*) .... 950 951,570
# 5.150%, 06/01/34 ...... 15,000 14,895,502
# 5.100%, 04/01/35 ...... 750 743,012
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 3.350%, 11/01/29 ...... 184 175,649
Ω 6.200%, 06/15/30 ...... 475 498,819
Pentair Finance Sarl
5.900%, 07/15/32 ...... 3,000 3,132,796
Pfizer Investment Enterprises
Pte, Ltd.
5.110%, 05/19/43 ...... 4,200 3,954,680
Pfizer, Inc.
3.900%, 03/15/39 ...... 650 563,622
7.200%, 03/15/39 ...... 23,182 27,089,578
2.550%, 05/28/40 ...... 6,841 4,967,893
5.600%, 09/15/40 ...... 2,495 2,559,013
Philip Morris International, Inc.
5.125%, 02/15/30 ...... 1,374 1,403,259
5.125%, 02/13/31 ...... 1,550 1,585,220
4.750%, 11/01/31 ...... 800 804,768
5.750%, 11/17/32 ...... 3,461 3,642,721
5.375%, 02/15/33 ...... 8,692 8,939,695
5.625%, 09/07/33 ...... 6,265 6,543,393
5.250%, 02/13/34 ...... 643 655,181
4.900%, 11/01/34 ...... 379 376,556
6.375%, 05/16/38 ...... 5,772 6,305,607
4.375%, 11/15/41 ...... 11,502 10,039,722
4.500%, 03/20/42 ...... 5,383 4,717,748
3.875%, 08/21/42 ...... 10,953 8,853,108
4.125%, 03/04/43 ...... 10,027 8,334,117
Phillips 66 Co.
5.250%, 06/15/31 ...... 800 818,159
5.300%, 06/30/33 ...... 12,193 12,436,577
4.650%, 11/15/34 ...... 3,817 3,711,771
# 4.950%, 03/15/35 ...... 5,721 5,662,675
5.875%, 05/01/42 ...... 10,444 10,493,493
4.875%, 11/15/44 ...... 3,300 2,890,512
Piedmont Operating
Partnership, LP
3.150%, 08/15/30 ...... 175 159,314
Plains All American Pipeline,
LP/PAA Finance Corp.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
3.800%, 09/15/30 ...... 2,086 $ 2,009,665
5.950%, 06/15/35 ...... 1,000 1,031,214
5.600%, 01/15/36 ...... 4,750 4,758,075
6.700%, 05/15/36 ...... 1,637 1,766,858
6.650%, 01/15/37 ...... 3,461 3,734,209
5.150%, 06/01/42 ...... 3,815 3,437,060
4.300%, 01/31/43 ...... 12,534 10,228,928
# 4.700%, 06/15/44 ...... 1,000 847,904
PNC Financial Services Group,
Inc. (The)
3.450%, 04/23/29 ...... 559 546,015
2.550%, 01/22/30 ...... 2,478 2,312,459
PPG Industries, Inc.
5.500%, 11/15/40 ...... 400 394,727
Primerica, Inc.
2.800%, 11/19/31 ...... 658 592,136
Principal Financial Group, Inc.
3.700%, 05/15/29 ...... 434 423,917
2.125%, 06/15/30 ...... 596 540,329
5.375%, 03/15/33 ...... 360 368,098
6.050%, 10/15/36 ...... 2,960 3,167,432
4.625%, 09/15/42 ...... 233 202,715
Progress Energy, Inc.
7.750%, 03/01/31 ...... 776 872,943
7.000%, 10/30/31 ...... 183 201,313
6.000%, 12/01/39 ...... 3,935 4,067,588
Progressive Corp. (The)
6.250%, 12/01/32 ...... 737 801,897
4.950%, 06/15/33 ...... 150 151,345
5.150%, 03/26/36 ...... 150 149,629
Prologis, LP
1.750%, 07/01/30 ...... 3,095 2,767,303
2.250%, 01/15/32 ...... 400 352,135
# 4.625%, 01/15/33 ...... 400 395,786
4.750%, 06/15/33 ...... 4,846 4,808,810
5.125%, 01/15/34 ...... 2,035 2,054,975
5.000%, 03/15/34 ...... 800 800,449
5.000%, 01/31/35 ...... 5,250 5,232,778
5.250%, 05/15/35 ...... 4,250 4,309,032
Prudential Financial, Inc.
5.200%, 03/14/35 ...... 300 301,550
5.700%, 12/14/36, MTN . 100 104,068
# 6.625%, 12/01/37, MTN . 648 717,421
3.000%, 03/10/40, MTN . 1,651 1,251,212
6.625%, 06/21/40, MTN . 537 592,998
6.200%, 11/15/40, MTN . 868 903,303
Public Storage Operating Co.
SOFRINDX+0.70%, FRN,
4.360%, 04/16/27(*) .... 5,309 5,318,211
0.500%, 09/09/30 ...... EUR 5,000 5,159,645
2.300%, 05/01/31 ...... 145 130,542
2.250%, 11/09/31 ...... 264 234,651
5.100%, 08/01/33 ...... 1,631 1,660,902
PulteGroup, Inc.

24
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
7.875%, 06/15/32 ...... 1,891 $ 2,172,232
6.375%, 05/15/33 ...... 688 741,166
6.000%, 02/15/35 ...... 829 868,953
Quanta Services, Inc.
2.900%, 10/01/30 ...... 762 709,686
2.350%, 01/15/32 ...... 194 170,350
3.050%, 10/01/41 ...... 365 266,934
Radian Group, Inc.
6.200%, 05/15/29 ...... 480 496,463
Raymond James Financial, Inc.
4.650%, 04/01/30 ...... 5,797 5,836,503
4.900%, 09/11/35 ...... 3,500 3,414,384
Rayonier, LP
2.750%, 05/17/31 ...... 1,261 1,136,083
Realty Income Corp.
3.200%, 01/15/27 ...... 3,604 3,578,727
2.100%, 03/15/28 ...... 650 623,607
4.000%, 07/15/29 ...... 3,508 3,464,734
3.400%, 01/15/30 ...... 5,609 5,391,867
4.875%, 07/06/30 ...... EUR 17,500 21,525,177
3.250%, 01/15/31 ...... 5,359 5,043,956
3.200%, 02/15/31 ...... 2,998 2,810,919
2.700%, 02/15/32 ...... 1,671 1,493,310
5.625%, 10/13/32 ...... 7,352 7,674,067
2.850%, 12/15/32 ...... 2,100 1,866,769
1.800%, 03/15/33 ...... 838 691,940
4.900%, 07/15/33 ...... 5,962 5,949,794
5.125%, 02/15/34 ...... 560 564,225
5.875%, 03/15/35 ...... 1,945 2,045,583
5.125%, 04/15/35 ...... 2,894 2,899,533
Regency Centers, LP
4.500%, 03/15/33 ...... 4,990 4,864,191
Reinsurance Group of America,
Inc.
3.150%, 06/15/30 ...... 631 592,135
6.000%, 09/15/33 ...... 500 520,849
5.750%, 09/15/34 ...... 5,100 5,215,801
Revvity, Inc.
2.550%, 03/15/31 ...... 747 671,428
Roche Holdings, Inc.
Ω 4.374%, 12/02/32 ...... 5,187 5,105,720
Ω 5.593%, 11/13/33 ...... 2,252 2,377,880
Ω 4.985%, 03/08/34 ...... 8,150 8,253,848
Ω 4.592%, 09/09/34 ...... 10,511 10,349,424
Ω 4.666%, 12/02/35 ...... 2,000 1,964,699
Royalty Pharma PLC
2.200%, 09/02/30 ...... 225 203,212
2.150%, 09/02/31 ...... 362 317,398
5.400%, 09/02/34 ...... 1,200 1,216,115
3.300%, 09/02/40 ...... 11,600 8,868,925
RTX Corp.
5.400%, 05/01/35 ...... 200 206,791
6.125%, 07/15/38 ...... 299 321,065
4.450%, 11/16/38 ...... 100 92,330
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.500%, 06/01/42 ...... 956 $ 847,310
Salesforce, Inc.
2.700%, 07/15/41 ...... 1,852 1,263,358
Schlumberger Holdings Corp.
Ω 4.300%, 05/01/29 ...... 212 211,422
Ω # 4.850%, 05/15/33 ...... 1,150 1,150,038
Ω 5.000%, 06/01/34 ...... 549 552,235
Selective Insurance Group, Inc.
5.900%, 04/15/35 ...... 1,401 1,449,948
Sempra
3.700%, 04/01/29 ...... 100 97,711
5.250%, 03/15/36 ...... 250 246,964
3.800%, 02/01/38 ...... 954 806,720
6.000%, 10/15/39 ...... 5,034 5,144,524
Shell Finance US, Inc.
SOFR+0.78%, FRN,
4.440%, 11/06/30(*) .... 256 256,815
4.125%, 05/11/35 ...... 2,130 2,020,292
# 4.750%, 01/06/36 ...... 118 115,916
Ω 6.375%, 12/15/38 ...... 40,300 44,329,966
Ω 5.500%, 03/25/40 ...... 23,940 24,264,869
4.550%, 08/12/43 ...... 16,721 14,757,596
4.375%, 05/11/45 ...... 2,088 1,766,878
Shell International Finance BV
2.875%, 11/26/41 ...... 2,655 1,938,800
3.625%, 08/21/42 ...... 805 635,466
Simon Property Group, LP
2.200%, 02/01/31 ...... 4,480 4,031,174
2.250%, 01/15/32 ...... 2,323 2,036,016
# 2.650%, 02/01/32 ...... 1,252 1,119,729
5.500%, 03/08/33 ...... 8,825 9,164,896
6.250%, 01/15/34 ...... 6,501 7,005,612
4.750%, 09/26/34 ...... 4,175 4,084,162
5.125%, 10/01/35 ...... 3,936 3,933,282
6.750%, 02/01/40 ...... 9,782 10,976,460
4.750%, 03/15/42 ...... 1,562 1,409,655
Sonoco Products Co.
# 5.750%, 11/01/40 ...... 500 498,682
Southern Co. Gas Capital Corp.
5.750%, 09/15/33 ...... 3,991 4,155,151
4.950%, 09/15/34 ...... 11,175 11,019,513
5.100%, 09/15/35 ...... 1,171 1,157,426
5.875%, 03/15/41 ...... 11,489 11,749,875
4.400%, 06/01/43 ...... 1,220 1,022,822
Southwest Gas Corp.
2.200%, 06/15/30 ...... 1,091 992,076
4.050%, 03/15/32 ...... 3,392 3,236,574
Southwestern Electric Power
Co.
5.300%, 04/01/33 ...... 127 128,797
6.200%, 03/15/40 ...... 314 323,789
Stanley Black & Decker, Inc.
2.300%, 03/15/30 ...... 11,696 10,718,228
# 3.000%, 05/15/32 ...... 7,450 6,726,192

25
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.200%, 09/01/40 ...... 8,594 $ 8,041,532
State Street Corp.
SOFR+0.64%, FRN,
4.300%, 10/22/27(*) .... 300 300,478
4.834%, 04/24/30 ...... 329 333,897
Store Capital LLC
5.400%, 04/30/30 ...... 900 909,544
2.700%, 12/01/31 ...... 2,250 1,974,065
Sun Communities Operating, LP
4.200%, 04/15/32 ...... 934 897,306
Synchrony Financial
2.875%, 10/28/31 ...... 1,285 1,129,160
Tanger Properties, LP
2.750%, 09/01/31 ...... 521 466,169
Tapestry, Inc.
5.500%, 03/11/35 ...... 9,500 9,544,018
Targa Resources Corp.
4.200%, 02/01/33 ...... 937 890,116
6.125%, 03/15/33 ...... 4,847 5,127,184
5.650%, 02/15/36 ...... 250 253,971
5.400%, 07/30/36 ...... 250 248,659
Target Corp.
# 5.250%, 02/15/36 ...... 313 318,968
6.500%, 10/15/37 ...... 100 110,951
TD SYNNEX Corp.
6.100%, 04/12/34 ...... 4,430 4,615,360
5.300%, 10/10/35 ...... 250 244,881
Texas Instruments, Inc.
1.900%, 09/15/31 ...... 3,896 3,436,026
# 4.900%, 03/14/33 ...... 2,002 2,044,297
# 4.850%, 02/08/34 ...... 10,400 10,527,485
5.100%, 05/23/35 ...... 500 506,928
3.875%, 03/15/39 ...... 3,414 2,999,875
Thermo Fisher Scientific, Inc.
4.550%, 06/15/33 ...... 120 118,358
2.800%, 10/15/41 ...... 200 145,499
Timken Co. (The)
4.125%, 04/01/32 ...... 295 280,223
TPG Operating Group II, L.P.
5.875%, 03/05/34 ...... 4,000 4,074,474
5.375%, 01/15/36 ...... 3,100 3,027,695
Transcontinental Gas Pipe Line
Co. LLC
4.450%, 08/01/42 ...... 68 58,633
Travelers Cos., Inc. (The)
5.350%, 11/01/40 ...... 150 148,923
Trimble, Inc.
6.100%, 03/15/33 ...... 300 315,002
TWDC Enterprises 18 Corp.
4.375%, 08/16/41 ...... 250 220,318
UDR, Inc.
3.000%, 08/15/31 ...... 100 91,963
Union Pacific Corp.
3.550%, 08/15/39, MTN . 377 318,433
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
United Parcel Service, Inc.
6.200%, 01/15/38 ...... 2,161 $ 2,347,645
5.200%, 04/01/40 ...... 4,289 4,251,077
UnitedHealth Group, Inc.
SOFR+0.50%, FRN,
4.160%, 07/15/26(*) .... 743 743,406
# 4.200%, 05/15/32 ...... 800 780,901
5.350%, 02/15/33 ...... 2,228 2,292,905
4.500%, 04/15/33 ...... 100 98,054
5.000%, 04/15/34 ...... 2,727 2,730,574
5.150%, 07/15/34 ...... 4,600 4,654,915
5.800%, 03/15/36 ...... 2,285 2,398,021
6.500%, 06/15/37 ...... 2,472 2,719,002
6.625%, 11/15/37 ...... 10,397 11,556,814
6.875%, 02/15/38 ...... 12,727 14,471,540
3.500%, 08/15/39 ...... 7,940 6,494,498
2.750%, 05/15/40 ...... 11,574 8,486,466
5.700%, 10/15/40 ...... 6,033 6,131,622
5.950%, 02/15/41 ...... 395 407,792
3.050%, 05/15/41 ...... 7,203 5,381,077
4.625%, 11/15/41 ...... 2,279 2,040,216
4.375%, 03/15/42 ...... 2,145 1,853,409
3.950%, 10/15/42 ...... 926 752,838
5.500%, 07/15/44 ...... 8,920 8,655,355
Unum Group
5.250%, 12/15/35 ...... 5,450 5,358,520
5.750%, 08/15/42 ...... 5,780 5,678,476
Valero Energy Corp.
7.500%, 04/15/32 ...... 410 465,316
5.150%, 03/10/36 ...... 500 492,304
6.625%, 06/15/37 ...... 1,774 1,946,103
Ventas Realty, LP
# 5.000%, 02/15/36 ...... 250 245,134
5.700%, 09/30/43 ...... 246 242,054
VeriSign, Inc.
# 2.700%, 06/15/31 ...... 536 483,028
Verizon Communications, Inc.
2.550%, 03/21/31 ...... 1,427 1,297,814
2.355%, 03/15/32 ...... 8,176 7,148,562
4.750%, 01/15/33 ...... 2,045 2,018,073
4.500%, 08/10/33 ...... 2,800 2,718,567
6.400%, 09/15/33 ...... 935 1,013,257
4.400%, 11/01/34 ...... 5,018 4,773,127
4.780%, 02/15/35 ...... 1,639 1,590,367
5.250%, 04/02/35 ...... 1,938 1,937,625
5.850%, 09/15/35 ...... 850 891,361
5.000%, 01/15/36 ...... 400 390,648
4.272%, 01/15/36 ...... 4,681 4,317,900
5.250%, 03/16/37 ...... 4,659 4,598,787
5.401%, 07/02/37 ...... 8,729 8,703,528
4.812%, 03/15/39 ...... 16,897 15,733,358
2.650%, 11/20/40 ...... 15,615 10,946,559
3.400%, 03/22/41 ...... 19,412 14,895,114
2.850%, 09/03/41 ...... 7,041 4,947,051

26
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
3.850%, 11/01/42 ...... 1,222 $ 968,096
6.550%, 09/15/43 ...... 1,774 1,902,436
Virginia Electric and Power Co.
2.400%, 03/30/32 ...... 400 353,681
# 5.000%, 04/01/33 ...... 8,234 8,303,487
5.300%, 08/15/33 ...... 1,675 1,714,824
5.000%, 01/15/34 ...... 1,750 1,747,568
5.050%, 08/15/34 ...... 900 901,411
5.150%, 03/15/35 ...... 1,871 1,872,064
4.900%, 09/15/35 ...... 2,350 2,299,041
6.000%, 01/15/36 ...... 1,286 1,355,304
6.000%, 05/15/37 ...... 2,255 2,382,179
6.350%, 11/30/37 ...... 350 378,610
8.875%, 11/15/38 ...... 10,849 14,171,090
4.000%, 01/15/43 ...... 2,150 1,736,392
4.650%, 08/15/43 ...... 950 827,885
4.450%, 02/15/44 ...... 1,458 1,235,471
Visa, Inc.
2.050%, 04/15/30 ...... 570 524,895
# 4.150%, 12/14/35 ...... 1,805 1,730,958
2.700%, 04/15/40 ...... 8,141 6,170,929
Voya Financial, Inc.
5.000%, 09/20/34 ...... 250 245,241
5.050%, 03/02/36 ...... 250 241,954
W.P. Carey, Inc.
2.400%, 02/01/31 ...... 144 129,021
Walmart, Inc.
4.900%, 04/28/35 ...... 1,150 1,164,370
6.200%, 04/15/38 ...... 550 612,450
3.950%, 06/28/38 ...... 200 184,734
5.625%, 04/01/40 ...... 100 105,429
4.875%, 07/08/40 ...... 454 448,095
5.000%, 10/25/40 ...... 1,150 1,156,037
Walt Disney Co. (The)
6.200%, 12/15/34 ...... 100 109,976
6.650%, 11/15/37 ...... 2,678 3,017,075
# 6.900%, 08/15/39 ...... 1,750 1,955,813
3.500%, 05/13/40 ...... 5,732 4,704,189
6.150%, 02/15/41 ...... 4,533 4,871,531
5.400%, 10/01/43 ...... 400 392,827
4.750%, 09/15/44 ...... 400 357,278
Wells Fargo & Co.
5.375%, 02/07/35 ...... 110 112,753
Wells Fargo Bank NA
SOFR+1.06%, FRN,
4.730%, 08/07/26(*) .... 500 500,725
# 5.254%, 12/11/26 ...... 1,492 1,501,869
SOFR+1.07%, FRN,
4.730%, 12/11/26(*) .... 4,442 4,459,235
Welltower OP LLC
3.100%, 01/15/30 ...... 178 169,582
2.750%, 01/15/31 ...... 121 111,492
2.800%, 06/01/31 ...... 529 485,933
6.500%, 03/15/41 ...... 510 556,430
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Western Midstream Operating,
LP
6.150%, 04/01/33 ...... 1,585 $ 1,662,578
5.450%, 11/15/34 ...... 1,046 1,040,987
5.500%, 12/15/35 ...... 4,540 4,488,065
5.450%, 04/01/44 ...... 1,500 1,347,702
Western Union Co. (The)
# 2.750%, 03/15/31 ...... 2,993 2,703,529
# 6.200%, 11/17/36 ...... 7,021 7,273,313
6.200%, 06/21/40 ...... 943 947,537
Westlake Corp.
5.550%, 11/15/35 ...... 3,600 3,601,105
2.875%, 08/15/41 ...... 48 32,741
Weyerhaeuser Co.
7.375%, 03/15/32 ...... 1,074 1,200,651
Williams Cos., Inc. (The)
7.500%, 01/15/31 ...... 1,361 1,520,229
2.600%, 03/15/31 ...... 186 168,863
7.750%, 06/15/31 ...... 270 305,632
5.150%, 03/15/34 ...... 400 400,415
6.300%, 04/15/40 ...... 5,432 5,754,562
Willis North America, Inc.
5.150%, 03/15/36 ...... 500 488,605
Wisconsin Power and Light Co.
3.950%, 09/01/32 ...... 15,000 14,315,945
4.950%, 04/01/33 ...... 2,400 2,407,106
5.375%, 03/30/34 ...... 2,028 2,068,132
6.375%, 08/15/37 ...... 655 709,285
WRKCo, Inc.
4.200%, 06/01/32 ...... 344 330,093
# 3.000%, 06/15/33 ...... 207 181,997
Xcel Energy, Inc.
6.500%, 07/01/36 ...... 822 885,993
Zoetis, Inc.
5.000%, 08/17/35 ...... 4,250 4,232,011
TOTAL UNITED STATES .. 3,625,062,072
TOTAL BONDS .......... 5,181,581,072
U.S. TREASURY OBLIGATIONS
— (37.4%)
U.S. Treasury Bill
∞ 3.500%, 06/02/26 ..... 24,000 23,923,307
U.S. Treasury Bonds
6.750%, 08/15/26 ..... 55,000 55,462,630
6.125%, 08/15/29 ..... 652 695,501
6.250%, 05/15/30 ..... 20,000 21,679,688
1.125%, 05/15/40 ..... 45,000 28,170,703
1.125%, 08/15/40 ..... 13,417 8,311,202
1.375%, 11/15/40 ..... 15,000 9,594,141
2.000%, 11/15/41 ..... 106 72,776
4.750%, 11/15/43 ..... 13,118 12,844,367
4.625%, 05/15/44 ..... 25,427 24,443,690
4.125%, 08/15/44 ..... 83,972 75,496,076
4.625%, 11/15/44 ..... 67,580 64,805,524

27
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value†
(000)
U.S. Treasury Bonds
4.750%, 02/15/45 ..... 36,687 $ 35,719,667
5.000%, 05/15/45 ..... 65,699 65,955,637
4.875%, 08/15/45 ..... 40,593 40,091,930
2.875%, 08/15/45 ..... 9,942 7,312,419
U.S. Treasury Notes
0.750%, 05/31/26 ..... – 100
USBMMY3M + 0.18%,
FRN, 3.825% 07/31/26(*) 208,620 208,705,046
USBMMY3M + 0.21%,
FRN, 3.848% 10/31/26(*) 272,984 273,197,217
USBMMY3M + 0.10%,
FRN, 3.741% 01/31/27(*) 249,390 249,464,797
USBMMY3M + 0.16%,
FRN, 3.803% 04/30/27(*) 350,269 350,649,340
USBMMY3M + 0.16%,
FRN, 3.802% 07/31/27(*) 333,368 333,686,240
3.875%, 10/15/27 ..... 5,796 5,796,000
USBMMY3M + 0.19%,
FRN, 3.833% 10/31/27(*) 350,322 350,861,012
USBMMY3M + 0.10%,
FRN, 3.742% 01/31/28(*) 475,870 475,904,296
2.375%, 03/31/29 ..... 37,425 35,849,056
4.125%, 03/31/29 ..... 10,911 10,972,801
2.875%, 04/30/29 ..... 25,076 24,339,392
4.500%, 05/31/29 ..... 15,812 16,074,504
3.250%, 06/30/29 ..... 65,579 64,272,249
4.250%, 06/30/29 ..... 8,060 8,136,507
3.875%, 09/30/29 ..... 617 615,554
4.125%, 10/31/29 ..... 6,450 6,485,525
3.875%, 12/31/29 ..... 6,474 6,454,527
3.500%, 01/31/30 ..... 11,565 11,377,520
4.000%, 02/28/30 ..... 22,950 22,974,205
3.500%, 04/30/30 ..... 836 821,207
3.875%, 04/30/30 ..... 8,452 8,419,645
0.625%, 05/15/30 ..... 20,000 17,513,281
3.750%, 05/31/30 ..... 15,447 15,311,235
3.750%, 06/30/30 ..... 19,650 19,471,922
4.000%, 07/31/30 ..... 10,819 10,819,845
4.125%, 08/31/30 ..... 18,000 18,085,078
4.625%, 09/30/30 ..... 5,510 5,647,320
4.875%, 10/31/30 ..... 19,057 19,729,206
4.375%, 11/30/30 ..... 51,078 51,840,180
3.750%, 12/31/30 ..... 1,237 1,222,842
4.000%, 01/31/31 ..... 14,921 14,903,514
4.250%, 02/28/31 ..... 42,976 43,388,973
4.125%, 03/31/31 ..... 37,855 38,008,786
4.625%, 04/30/31 ..... 44,121 45,279,176
1.625%, 05/15/31 ..... 25,000 22,260,742
1.250%, 08/15/31 ..... 84,588 73,323,918
4.125%, 10/31/31 ..... 28,000 28,057,969
1.375%, 11/15/31 ..... 92,740 80,288,931
4.125%, 11/30/31 ..... 60,281 60,382,253
4.500%, 12/31/31 ..... 30,000 30,601,172
4.375%, 01/31/32 ..... 61,122 61,945,714
Face
Amount^
Value†
(000)
U.S. Treasury Notes
1.875%, 02/15/32 ..... 115,052 $ 101,830,008
4.125%, 02/29/32 ..... 57,568 57,588,239
4.125%, 03/31/32 ..... 47,000 47,003,672
4.000%, 04/30/32 ..... 43,810 43,510,517
2.875%, 05/15/32 ..... 90,477 84,383,939
4.125%, 05/31/32 ..... 6,728 6,722,218
4.000%, 06/30/32 ..... 3,767 3,737,129
4.000%, 07/31/32 ..... 7,646 7,580,890
2.750%, 08/15/32 ..... 91,535 84,419,583
3.875%, 08/31/32 ..... 26,963 26,533,277
3.875%, 09/30/32 ..... 1,971 1,938,663
3.750%, 10/31/32 ..... 41,355 40,356,665
4.125%, 11/15/32 ..... 77,543 77,291,591
3.750%, 11/30/32 ..... 13,988 13,642,125
3.875%, 12/31/32 ..... 45,571 44,743,246
4.000%, 01/31/33 ..... 36,999 36,581,316
3.500%, 02/15/33 ..... 101,853 97,667,478
3.750%, 02/28/33 ..... 32,252 31,400,346
4.250%, 03/31/33 ..... 59,028 59,194,016
3.375%, 05/15/33 ..... 66,420 63,041,920
3.875%, 08/15/33 ..... 75,037 73,372,117
4.500%, 11/15/33 ..... 71,223 72,372,027
4.250%, 08/15/35 ..... 7,928 7,858,630
4.000%, 11/15/35 ..... 29,206 28,343,510
TOTAL U.S. TREASURY
OBLIGATIONS ........... 4,708,831,177
TOTAL INVESTMENT
SECURITIES — ( 98.3% )
(Cost $12,380,165,611) .... 12,392,466,980
Shares Value†
SECURITIES LENDING
COLLATERAL — (1.7%)
@§ The DFA Short Term
Investment Fund ...... 18,243,877 211,081,655
TOTAL INVESTMENTS
— (100.0%)
(Cost $12,591,247,266) .... $12,603,548,635

28
Dimensional Core Fixed Income ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $743,262,996 which represented 7.4% of the net assets of the Fund.
As of April 30, 2026, Dimensional Core Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 21,357,782 AUD 30,212,787 Citigroup 05/04/26 $ (363,660)
USD 65,761,091 AUD 94,692,432 Citigroup 05/07/26 (2,314,183)
USD 61,134,813 EUR 52,175,551 BNY Capital Markets 05/11/26 (90,418)
USD 68,417,933 EUR 58,810,775 BNY Capital Markets 05/26/26 (643,628)
USD 20,244,812 NZD 34,706,298 Citigroup 05/26/26 (204,464)
USD 52,731,538 JPY 8,401,523,013 RBC Dominion Securities 05/27/26 (993,395)
USD 27,202,075 NZD 47,039,382 ANZ Banking Group, Ltd. 06/08/26 (526,492)
USD 59,042,838 NZD 101,132,250 ANZ Banking Group, Ltd. 06/09/26 (574,171)
USD 7,945,671 EUR 6,877,184 UBS Warburg 06/16/26 (138,125)
USD 21,608,122 AUD 30,212,787 ANZ Banking Group, Ltd. 07/03/26 (87,894)
Total Appreciation (Depreciation) $(5,936,430)
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations ............... $ — $ 2,502,054,731 $ — $ 2,502,054,731
Bonds
Australia ...................... — 217,709,054 — 217,709,054
Belgium ...................... — 7,663,981 — 7,663,981
Canada ...................... — 257,424,695 — 257,424,695
Denmark ..................... — 351,935 — 351,935
Finland ....................... — 17,708,691 — 17,708,691
France ....................... — 92,570,138 — 92,570,138
Germany ..................... — 158,653,520 — 158,653,520
Ireland ....................... — 10,361,840 — 10,361,840
Italy ......................... — 34,629,110 — 34,629,110
Japan ........................ — 255,760,943 — 255,760,943
Luxembourg ................... — 29,994,284 — 29,994,284
Netherlands ................... — 38,602,506 — 38,602,506
New Zealand .................. — 105,725,052 — 105,725,052
Norway ....................... — 68,981,355 — 68,981,355
Singapore ..................... — 9,454,056 — 9,454,056
Spain ........................ — 45,981,563 — 45,981,563
Supranational .................. — 67,171,737 — 67,171,737
Sweden ...................... — 21,225,532 — 21,225,532
Switzerland .................... — 914,009 — 914,009
United Kingdom ................ — 115,634,999 — 115,634,999

29
Dimensional Core Fixed Income ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
United States .................. $ — $ 3,625,062,072 $ — $ 3,625,062,072
U.S. Treasury Obligations .......... — 4,708,831,177 — 4,708,831,177
Securities Lending Collateral ........ — 211,081,655 — 211,081,655
Total Investments ................
$— $12,603,548,635 $— $12,603,548,635
Financial Instruments
Liabilities
Forward Currency Contracts** ....... — (5,936,430) — (5,936,430)
Total Other Financial Instruments ....
$– $(5,936,430) $– $(5,936,430)
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

30
Dimensional Short-Duration Fixed Income ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Face
Amount ^
Value†
(000)
BONDS — (94.6%)
AUSTRALIA — (4.2%)
ANZ New Zealand Int'l, Ltd.
Ω # 5.355%, 08/14/28 ...... 5,394 $ 5,518,828
APA Infrastructure, Ltd.
0.750%, 03/15/29, MTN . EUR 10,100 11,019,760
2.000%, 07/15/30, MTN . EUR 400 441,130
ASB Bank, Ltd.
Ω 5.398%, 11/29/27 ...... 222 225,871
Australia & New Zealand
Banking Group, Ltd.
Ω SOFR+0.81%, FRN,
4.470%, 01/18/27(*) .... 348 349,232
Ω SOFR+0.68%, FRN,
4.340%, 07/16/27(*) .... 1,684 1,690,568
Ω SOFR+0.65%, FRN,
4.310%, 09/30/27(*) .... 329 330,146
5.350%, 11/04/27, MTN . AUD 4,982 3,586,673
4.500%, 03/31/28, MTN . AUD 7,751 5,490,988
Ω SOFR+0.62%, FRN,
4.280%, 06/18/28(*) .... 7,806 7,830,121
4.950%, 09/11/28, MTN . AUD 3,500 2,494,453
# 4.615%, 12/16/29 ...... 4,720 4,778,314
Ω SOFR+0.85%, FRN,
4.510%, 12/16/29(*) .... 1,376 1,389,860
Ω SOFR+0.68%, FRN,
4.340%, 12/08/30(*) .... 793 797,025
Bank of New Zealand
Ω SOFR+0.81%, FRN,
4.470%, 01/27/27(*) .... 250 250,670
3.661%, 07/17/29, MTN . EUR 530 628,563
BHP Billiton Finance USA, Ltd.
5.250%, 09/08/30 ...... 765 788,371
Commonwealth Bank of
Australia
Ω SOFR+0.52%, FRN,
4.180%, 06/15/26(*) .... 1,150 1,150,492
Ω SOFR+0.46%, FRN,
4.120%, 11/27/26(*) .... 977 977,891
Ω # SOFR+0.97%, FRN,
4.630%, 03/14/27(*) .... 205 205,926
4.400%, 08/18/27, MTN . AUD 4,510 3,210,423
5.000%, 01/13/28, MTN . AUD 15,700 11,233,426
Ω SOFR+0.64%, FRN,
4.300%, 03/14/28(*) .... 5,418 5,436,759
Ω SOFR+0.81%, FRN,
4.470%, 03/14/30(*) .... 6,492 6,539,098
Ω SOFR+0.78%, FRN,
4.440%, 10/01/30(*) .... 1,960 1,971,337
SOFR+0.78%, FRN,
4.440%, 10/01/30(*), MTN 610 613,528
CSL Finance PLC
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
Ω 4.050%, 04/27/29 ...... 2,135 $ 2,104,811
Glencore Capital Finance DAC
0.750%, 03/01/29, MTN . EUR 5,770 6,309,203
Glencore Funding LLC
Ω SOFRINDX+1.06%, FRN,
4.720%, 04/04/27(*) .... 1,052 1,055,982
Ω 5.400%, 05/08/28 ...... 2,160 2,192,673
Ω 5.371%, 04/04/29 ...... 8,093 8,254,653
Ω 5.186%, 04/01/30 ...... 2,523 2,562,062
Ω 2.500%, 09/01/30 ...... 2,100 1,911,624
Ω 6.375%, 10/06/30 ...... 2,509 2,659,670
Macquarie Bank, Ltd.
Ω SOFR+0.92%, FRN,
4.580%, 07/02/27(*) .... 9,591 9,642,729
Ω SOFR+0.48%, FRN,
4.140%, 02/03/28(*) .... 200 199,863
Ω SOFR+0.74%, FRN,
4.400%, 06/12/28(*) .... 10,729 10,773,685
Macquarie Group, Ltd.
4.747%, 01/23/30, MTN . EUR 3,030 3,710,083
National Australia Bank, Ltd.
Ω SOFR+0.60%, FRN,
4.260%, 10/26/27(*) .... 2,593 2,600,429
4.944%, 01/12/28 ...... 2,912 2,950,198
Ω SOFR+0.65%, FRN,
4.310%, 06/13/28(*) .... 1,901 1,906,837
4.900%, 06/13/28 ...... 3,148 3,193,750
5.400%, 11/16/28, MTN . AUD 4,300 3,094,323
Ω SOFR+0.53%, FRN,
4.190%, 12/13/28(*) .... 400 400,282
# 4.787%, 01/10/29 ...... 15,667 15,925,188
Ω SOFR+0.79%, FRN,
4.450%, 01/14/30(*) .... 7,155 7,210,845
4.901%, 01/14/30 ...... 6,335 6,455,055
4.534%, 06/13/30 ...... 7,630 7,675,801
Ω SOFR+0.68%, FRN,
4.340%, 01/13/31(*) .... 550 551,666
Norfina, Ltd.
4.800%, 12/14/27, MTN . AUD 1,000 713,046
4.750%, 03/19/29, MTN . AUD 5,000 3,527,018
Origin Energy Finance, Ltd.
1.000%, 09/17/29, MTN . EUR 940 1,016,561
Rio Tinto Alcan, Inc.
7.250%, 03/15/31 ...... 300 334,015
Rio Tinto Finance USA PLC
# SOFRINDX+0.84%, FRN,
4.500%, 03/14/28(*) .... 9,624 9,657,147
4.875%, 03/14/30 ...... 2,477 2,513,838
Treasury Corp. of Victoria
2.500%, 10/22/29, MTN . AUD 11,000 7,268,326
Westpac Banking Corp.

31
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
SOFR+0.52%, FRN,
4.180%, 06/03/26(*) .... 295 $ 295,080
4.800%, 02/16/28, MTN . AUD 7,200 5,132,896
5.535%, 11/17/28 ...... 2,958 3,055,688
# 1.953%, 11/20/28 ...... 5,275 4,991,798
5.000%, 01/15/29, MTN . AUD 1,900 1,353,189
SOFR+0.81%, FRN,
4.470%, 04/16/29(*) .... 3,519 3,550,706
5.100%, 05/14/29, MTN . AUD 5,600 3,993,984
2.650%, 01/16/30 ...... 8,065 7,610,253
SOFR+0.82%, FRN,
4.480%, 07/01/30(*) .... 16,445 16,597,252
Woodside Finance, Ltd.
4.500%, 03/04/29 ...... 6,800 6,776,793
Ω # 4.500%, 03/04/29 ...... 975 971,617
5.400%, 05/19/30 ...... 17,130 17,498,410
TOTAL AUSTRALIA ....... 279,148,482
AUSTRIA — (0.0%)
Erste Group Bank AG
0.250%, 09/14/29, MTN . EUR 500 530,311
TOTAL AUSTRIA ......... 530,311
BELGIUM — (0.6%)
Belfius Bank SA
4.125%, 09/12/29, MTN . EUR 800 964,284
3.375%, 05/28/30, MTN . EUR 1,700 1,981,471
Crelan SA
5.750%, 01/26/28, MTN . EUR 5,000 6,099,443
KBC Group NV
0.750%, 01/24/30, MTN . EUR 100 106,616
Kingdom of Belgium
Government Bond
Ω 0.900%, 06/22/29 ...... EUR 26,000 28,766,718
Ω 0.100%, 06/22/30 ...... EUR 2,500 2,614,933
TOTAL BELGIUM ........ 40,533,465
CANADA — (6.8%)
Alimentation Couche-Tard, Inc.
Ω 3.550%, 07/26/27 ...... 114 113,031
American National Group, Inc.
5.750%, 10/01/29 ...... 26,695 27,051,244
Bank of Montreal
SOFRINDX+1.33%, FRN,
4.990%, 06/05/26(*) .... 1,157 1,158,064
# 1.250%, 09/15/26, MTN . 691 683,533
SOFRINDX+1.16%, FRN,
4.820%, 12/11/26(*) .... 2,231 2,242,629
SOFRINDX+0.76%, FRN,
4.420%, 06/04/27(*) .... 3,432 3,444,227
4.700%, 09/14/27, MTN . 268 269,394
5.717%, 09/25/28 ...... 1,606 1,652,340
Bank of Nova Scotia (The)
SOFR+0.61%, FRN,
4.270%, 09/15/26(*) .... 500 500,634
Face
Amount^
Value†
(000)
CANADA — (Continued)
SOFRINDX+0.78%, FRN,
4.440%, 06/04/27(*), MTN 14,130 $ 14,184,824
# 5.250%, 06/12/28 ...... 5,296 5,402,258
5.450%, 08/01/29, MTN . 3,926 4,046,346
SOFRINDX+1.08%, FRN,
4.740%, 08/01/29(*), MTN 2,050 2,068,332
4.850%, 02/01/30 ...... 3,618 3,659,791
Brookfield Asset Management,
Ltd.
# 4.653%, 11/15/30 ...... 1,550 1,536,316
Brookfield Finance, Inc.
3.900%, 01/25/28 ...... 5,098 5,037,967
4.850%, 03/29/29 ...... 1,823 1,829,443
4.350%, 04/15/30 ...... 3,351 3,297,758
Canadian Imperial Bank of
Commerce
# 1.250%, 06/22/26 ...... 391 389,410
SOFR+1.22%, FRN,
4.880%, 10/02/26(*) .... 250 250,970
3.450%, 04/07/27 ...... 372 369,866
SOFR+0.94%, FRN,
4.600%, 06/28/27(*) .... 4,718 4,741,826
# 5.001%, 04/28/28 ...... 1,342 1,358,347
5.986%, 10/03/28 ...... 2,117 2,191,404
5.260%, 04/08/29 ...... 6,119 6,258,686
3.807%, 07/09/29, MTN . EUR 1,452 1,730,737
Canadian National Railway Co.
3.500%, 06/10/30 ...... CAD 2,300 1,679,637
Canadian Natural Resources,
Ltd.
Ω 5.000%, 12/15/29 ...... 10,551 10,702,315
2.950%, 07/15/30 ...... 706 663,597
CDP Financial, Inc.
Ω 4.875%, 06/05/29 ...... 3,000 3,070,359
4.875%, 06/05/29, MTN . 24,700 25,279,286
4.625%, 01/24/30 ...... 36,000 36,638,693
Ω 4.625%, 01/24/30 ...... 6,690 6,808,690
Columbia Pipelines Holding Co.
LLC
Ω 6.042%, 08/15/28 ...... 7,113 7,340,523
East Ohio Gas Co. (The)
Ω 2.000%, 06/15/30 ...... 200 179,956
Element Fleet Management
Corp.
Ω 6.319%, 12/04/28 ...... 1,926 2,007,813
Ω 5.037%, 03/25/30 ...... 7,715 7,796,918
Ω 4.641%, 11/24/30 ...... 1,775 1,761,689
Enbridge, Inc.
3.125%, 11/15/29 ...... 1,900 1,812,914
4.900%, 06/20/30 ...... 263 265,096
6.200%, 11/15/30 ...... 250 264,647
4.500%, 02/15/31 ...... 500 494,833
Export Development Canada
SOFRINDX+0.33%, FRN,
3.990%, 08/01/28(*) .... 5,390 5,401,954

32
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
CANADA — (Continued)
Fairfax Financial Holdings, Ltd.
4.850%, 04/17/28 ...... 2,425 $ 2,438,626
3.375%, 03/03/31 ...... 1,247 1,167,059
Federation des Caisses
Desjardins du Quebec
Ω # 5.250%, 04/26/29 ...... 15,554 15,892,919
5.250%, 04/26/29 ...... 10,000 10,217,898
3.467%, 09/05/29, MTN . EUR 2,620 3,080,484
Ω # 4.565%, 08/26/30 ...... 14,459 14,426,540
Gildan Activewear, Inc.
Ω 4.700%, 10/07/30 ...... 2,000 1,979,899
Liberty Utilities Co.
Ω 5.577%, 01/31/29 ...... 3,050 3,110,467
Magna International, Inc.
5.050%, 03/14/29 ...... 19,090 19,396,428
2.450%, 06/15/30 ...... 4,625 4,256,510
National Bank of Canada
5.600%, 12/18/28 ...... 8,727 8,977,420
5.023%, 02/01/29, MTN . CAD 1,400 1,065,979
3.750%, 05/02/29, MTN . EUR 1,300 1,547,977
4.500%, 10/10/29 ...... 22,237 22,224,605
Ontario Teachers' Finance Trust
4.250%, 04/25/28 ...... 4,448 4,467,377
Ω 4.625%, 04/10/29 ...... 3,000 3,044,545
Ω 1.250%, 09/27/30 ...... 1,838 1,623,456
Province of Alberta Canada
3.600%, 04/11/28, MTN . AUD 1,000 694,742
2.050%, 06/01/30 ...... CAD 2,000 1,401,161
Province of British Columbia
Canada
4.800%, 11/15/28 ...... 784 798,382
4.900%, 04/24/29 ...... 11,968 12,252,538
2.200%, 06/18/30 ...... CAD 2,500 1,760,010
Province of Manitoba Canada
3.600%, 08/17/27, MTN . AUD 5,000 3,522,273
Province of Ontario Canada
4.200%, 01/18/29 ...... 11,472 11,524,469
# 2.000%, 10/02/29 ...... 3,979 3,718,742
1.550%, 11/01/29 ...... CAD 2,700 1,874,547
4.700%, 01/15/30 ...... 5,000 5,103,153
2.050%, 06/02/30 ...... CAD 10,400 7,281,605
Province of Quebec Canada
Δ 0.000%, 10/15/29, MTN EUR 10,300 10,915,121
PSP Capital, Inc.
1.625%, 10/26/28 ...... 10,000 9,435,791
Royal Bank of Canada
SOFRINDX+1.08%, FRN,
4.740%, 07/20/26(*), MTN 1,140 1,142,445
SOFRINDX+0.59%, FRN,
4.250%, 11/02/26(*), MTN 1,000 1,001,295
SOFRINDX+0.95%, FRN,
4.610%, 01/19/27(*), MTN 2,700 2,711,475
4.900%, 01/12/28, MTN . 400 404,361
5.000%, 01/24/28, MTN . GBP 1,500 2,037,929
Face
Amount^
Value†
(000)
CANADA — (Continued)
2.125%, 04/26/29, MTN . EUR 230 $ 261,619
Suncor Energy, Inc.
7.875%, 06/15/26 ...... 1,250 1,254,454
Tampa Electric Co.
2.400%, 03/15/31 ...... 1,000 906,072
Toronto-Dominion Bank (The)
SOFR+0.59%, FRN,
4.250%, 09/10/26(*) .... 278 278,272
4.108%, 06/08/27 ...... 6,050 6,038,834
2.551%, 08/03/27, MTN . EUR 100 116,667
4.693%, 09/15/27, MTN . 558 560,842
5.156%, 01/10/28 ...... 702 710,684
SOFR+0.82%, FRN,
4.480%, 01/31/28(*) .... 150 150,612
SOFR+0.91%, FRN,
4.570%, 06/02/28(*), MTN 3,325 3,338,047
5.523%, 07/17/28, MTN . 1,103 1,129,493
4.994%, 04/05/29, MTN . 4,045 4,107,210
SOFR+1.03%, FRN,
4.690%, 12/17/29(*) .... 2,287 2,297,554
# 4.783%, 12/17/29 ...... 9,741 9,851,508
1.952%, 04/08/30, MTN . EUR 920 1,020,463
4.808%, 06/03/30, MTN . 9,378 9,456,442
4.411%, 01/13/31 ...... 1,697 1,683,142
TransCanada PipeLines, Ltd.
4.100%, 04/15/30 ...... 2,575 2,525,098
Tucson Electric Power Co.
1.500%, 08/01/30 ...... 1,192 1,047,975
TOTAL CANADA ......... 450,871,513
DENMARK — (0.7%)
Carlsberg Breweries A/S
3.000%, 08/28/29, MTN . EUR 2,300 2,674,275
Danske Bank A/S
Ω 4.375%, 06/12/28 ...... 350 348,935
DSV Finance BV
3.500%, 06/26/29, MTN . EUR 7,010 8,294,767
1.375%, 03/16/30, MTN . EUR 910 994,928
ISS Global A/S
3.875%, 06/05/29, MTN . EUR 16,400 19,491,725
Kommunekredit
Δ 0.000%, 11/17/29, MTN EUR 1,000 1,059,751
Nykredit Realkredit A/S
4.625%, 01/19/29, MTN . EUR 3,500 4,238,486
3.875%, 07/09/29, MTN . EUR 1,760 2,090,123
3.375%, 01/10/30, MTN . EUR 1,710 1,993,580
3.625%, 07/24/30, MTN . EUR 2,400 2,815,481
TOTAL DENMARK ....... 44,002,051
FINLAND — (0.7%)
Fingrid OYJ
2.750%, 12/04/29, MTN . EUR 440 508,601
Neste OYJ
3.750%, 03/20/30, MTN . EUR 1,480 1,754,420
Nordea Bank Abp
Ω 1.500%, 09/30/26 ...... 1,367 1,351,573

33
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
FINLAND — (Continued)
Ω SOFR+0.74%, FRN,
4.400%, 03/19/27(*) .... 2,665 $ 2,673,976
Ω SOFR+0.70%, FRN,
4.360%, 03/17/28(*) .... 1,593 1,599,020
2.500%, 05/23/29, MTN . EUR 100 114,928
Ω # 4.375%, 09/10/29 ...... 17,706 17,713,998
Ω SOFR+1.02%, FRN,
4.680%, 09/10/29(*) .... 2,329 2,358,781
Ω SOFR+0.83%, FRN,
4.490%, 08/28/30(*) .... 12,683 12,682,955
Ω 4.250%, 08/28/30 ...... 2,110 2,087,700
OP Corporate Bank PLC
0.375%, 12/08/28, MTN . EUR 3,000 3,264,952
0.625%, 11/12/29, MTN . EUR 576 612,728
Stora Enso OYJ
4.250%, 09/01/29, MTN . EUR 220 263,860
Teollisuuden Voima OYJ
4.750%, 06/01/30, MTN . EUR 500 612,311
TOTAL FINLAND ......... 47,599,803
FRANCE — (3.5%)
Aeroports de Paris SA
2.750%, 04/02/30 ...... EUR 2,900 3,325,447
Agence Francaise de
Developpement EPIC
4.500%, 03/05/29, MTN . 10,000 10,058,294
Alstom SA
Δ 0.000%, 01/11/29 ..... EUR 200 213,386
Ayvens SA
3.875%, 07/16/29 ...... EUR 3,600 4,277,774
3.250%, 02/19/30 ...... EUR 1,800 2,091,936
Banque Federative du Credit
Mutuel SA
Ω SOFRINDX+1.40%, FRN,
5.060%, 07/13/26(*) .... 1,550 1,553,672
Ω SOFR+1.13%, FRN,
4.790%, 01/23/27(*) .... 2,210 2,220,540
Ω 4.753%, 07/13/27 ...... 405 406,568
Ω SOFRINDX+1.07%, FRN,
4.740%, 02/16/28(*) .... 9,195 9,246,232
Ω 5.790%, 07/13/28 ...... 2,495 2,558,959
Ω SOFR+0.99%, FRN,
4.650%, 10/16/28(*) .... 3,541 3,559,434
2.625%, 11/06/29, MTN . EUR 2,900 3,311,674
5.538%, 01/22/30 ...... 19,559 20,092,860
Ω 5.538%, 01/22/30 ...... 5,728 5,883,999
Ω SOFRINDX+1.23%, FRN,
4.890%, 01/22/30(*) .... 4,375 4,412,088
Ω 4.541%, 01/15/31 ...... 3,950 3,903,605
BNP Paribas SA
Ω 3.500%, 11/16/27 ...... 500 493,032
1.875%, 12/14/27 ...... GBP 1,500 1,936,924
Ω 4.400%, 08/14/28 ...... 4,091 4,080,287
3.625%, 09/01/29, MTN . EUR 800 945,204
Bouygues SA
Face
Amount^
Value†
(000)
FRANCE — (Continued)
0.500%, 02/11/30 ...... EUR 300 $ 318,790
BPCE SA
Ω 4.750%, 07/19/27 ...... 1,551 1,558,969
Ω 3.250%, 01/11/28 ...... 2,150 2,110,150
# 3.250%, 01/11/28, MTN . 2,000 1,962,930
Ω 5.125%, 01/18/28 ...... 2,818 2,852,220
4.375%, 07/13/28, MTN . EUR 1,800 2,158,801
Ω # 5.281%, 05/30/29 ...... 1,000 1,019,768
Ω 2.700%, 10/01/29 ...... 4,742 4,452,947
0.625%, 01/15/30 ...... EUR 1,400 1,491,198
3.125%, 09/05/30, MTN . EUR 10,300 11,949,808
Bpifrance SACA
0.050%, 09/26/29, MTN . EUR 2,000 2,117,737
Caisse d'Amortissement de la
Dette Sociale
3.125%, 03/01/30, MTN . EUR 700 823,494
2.875%, 05/25/30, MTN . EUR 8,400 9,790,849
Caisse des Depots et
Consignations
3.000%, 05/25/29, MTN . EUR 2,000 2,346,158
Credit Agricole SA
Ω 4.125%, 01/10/27 ...... 625 624,682
5.301%, 07/12/28 ...... 800 814,131
Ω # 5.301%, 07/12/28 ...... 4,909 4,995,709
1.750%, 03/05/29, MTN . EUR 500 561,868
1.000%, 07/03/29, MTN . EUR 1,100 1,207,672
4.125%, 03/07/30, MTN . EUR 1,200 1,450,840
Credit Mutuel Arkea SA
1.125%, 05/23/29, MTN . EUR 800 881,819
Edenred SE
3.250%, 08/27/30 ...... EUR 5,100 5,906,142
Electricite de France SA
4.500%, 09/21/28 ...... 2,000 1,998,826
4.625%, 04/26/30, MTN . EUR 300 368,159
Elis SA
3.750%, 03/21/30, MTN . EUR 200 235,617
Engie SA
3.625%, 01/11/30, MTN . EUR 200 237,177
3.875%, 01/06/31, MTN . EUR 600 716,915
French Republic Government
Bond OAT
Ω 2.750%, 02/25/30 ...... EUR 1,300 1,512,642
Ω 2.500%, 05/25/30 ...... EUR 1,000 1,151,347
Gecina SA
1.625%, 03/14/30, MTN . EUR 500 547,446
ICADE
1.000%, 01/19/30 ...... EUR 200 211,917
JCDecaux SE
1.625%, 02/07/30 ...... EUR 300 328,568
Kering SA
1.875%, 05/05/30, MTN . EUR 600 665,050
Klepierre SA
2.000%, 05/12/29, MTN . EUR 400 452,018

34
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
FRANCE — (Continued)
LVMH Moet Hennessy Louis
Vuitton SE
3.375%, 02/05/30, MTN . EUR 200 $ 236,657
Orange SA
1.875%, 09/12/30, MTN . EUR 800 883,325
Pernod Ricard SA
0.125%, 10/04/29, MTN . EUR 500 527,652
1.750%, 04/08/30 ...... EUR 1,000 1,102,169
Praemia Healthcare SACA
0.875%, 11/04/29 ...... EUR 700 741,134
1.375%, 09/17/30 ...... EUR 3,300 3,475,774
RCI Banque SA
3.375%, 07/26/29, MTN . EUR 680 794,779
4.875%, 10/02/29, MTN . EUR 420 511,649
3.375%, 06/06/30, MTN . EUR 7,196 8,361,195
3.875%, 09/30/30, MTN . EUR 6,400 7,548,687
SFIL SA
3.125%, 09/17/29, MTN . EUR 2,500 2,932,212
Societe Generale SA
Ω # 4.000%, 01/12/27 ...... 1,803 1,798,554
Ω SOFR+1.10%, FRN,
4.760%, 02/19/27(*) .... 850 853,973
0.875%, 09/24/29, MTN . EUR 800 861,810
Ω 3.000%, 01/22/30 ...... 5,384 5,042,541
Suez SACA
2.375%, 05/24/30, MTN . EUR 2,200 2,474,699
TotalEnergies Capital Canada,
Ltd.
2.125%, 09/18/29, MTN . EUR 2,400 2,720,321
TotalEnergies Capital
International SA
3.455%, 02/19/29 ...... 2,996 2,942,705
2.829%, 01/10/30 ...... 10,789 10,238,976
Vinci SA
Ω 3.750%, 04/10/29 ...... 3,800 3,728,013
3.750%, 04/10/29 ...... 15,000 14,716,817
WEA Finance LLC
Ω # 4.125%, 09/20/28 ...... 2,500 2,467,133
Ω 3.500%, 06/15/29 ...... 927 893,977
TOTAL FRANCE ......... 230,249,031
GERMANY — (4.3%)
Amprion GmbH
3.162%, 01/15/31, MTN . EUR 4,200 4,852,735
Bayer AG
4.250%, 08/26/29, MTN . EUR 250 301,439
1.125%, 01/06/30 ...... EUR 2,300 2,480,350
Bayer Capital Corp. BV
2.125%, 12/15/29 ...... EUR 100 111,900
Bayer US Finance II LLC
4.375%, 12/15/28 ...... 3,000 2,976,988
Ω 4.375%, 12/15/28 ...... 18,762 18,618,084
Bayer US Finance LLC
Ω 6.250%, 01/21/29 ...... 5,384 5,582,116
Ω 6.375%, 11/21/30 ...... 6,851 7,224,169
Face
Amount^
Value†
(000)
GERMANY — (Continued)
BMW Canada, Inc.
3.700%, 09/05/29 ...... CAD 1,400 $ 1,025,998
BMW Finance NV
Ω 2.850%, 08/14/29 ...... 1,000 947,929
BMW US Capital LLC
Ω # 1.250%, 08/12/26 ...... 173 171,607
Ω SOFRINDX+0.80%, FRN,
4.470%, 08/13/26(*) .... 1,141 1,142,869
Ω SOFRINDX+0.78%, FRN,
4.440%, 03/19/27(*) .... 295 295,803
Ω SOFRINDX+0.92%, FRN,
4.580%, 03/21/28(*) .... 1,350 1,356,439
Ω 3.750%, 04/12/28 ...... 1,750 1,730,155
Ω # 3.950%, 08/14/28 ...... 700 692,459
Ω # 4.900%, 04/02/29 ...... 6,300 6,369,558
Ω 3.625%, 04/18/29 ...... 1,525 1,486,720
Ω # 4.650%, 08/13/29 ...... 13,308 13,353,002
Ω 5.050%, 03/21/30 ...... 8,864 8,984,070
Ω 4.150%, 04/09/30 ...... 3,847 3,767,070
Ω 4.500%, 08/11/30 ...... 13,080 12,957,671
Ω 4.650%, 03/19/31 ...... 250 248,581
Ω 2.550%, 04/01/31 ...... 1,150 1,038,120
Continental AG
3.500%, 10/01/29, MTN . EUR 1,010 1,187,805
Daimler Truck Finance North
America LLC
Ω SOFR+0.96%, FRN,
4.620%, 09/25/27(*) .... 2,875 2,882,879
Ω 5.125%, 01/19/28 ...... 5,301 5,346,973
Ω 5.400%, 09/20/28 ...... 4,510 4,601,381
Ω 2.375%, 12/14/28 ...... 1,628 1,541,512
Ω 5.125%, 09/25/29 ...... 4,327 4,388,291
Ω 5.250%, 01/13/30 ...... 6,669 6,800,056
Daimler Truck International
Finance BV
3.875%, 06/19/29, MTN . EUR 700 834,515
Deutsche Bahn AG
1.875%, 05/24/30, MTN . EUR 200 224,650
Deutsche Bank AG
5.371%, 09/09/27 ...... 171 173,587
5.414%, 05/10/29 ...... 21,145 21,696,198
Deutsche Boerse AG
3.750%, 09/28/29 ...... EUR 200 238,677
Deutsche Post AG
3.000%, 03/24/30, MTN . EUR 1,035 1,207,691
E.ON SE
3.125%, 03/05/30, MTN . EUR 540 632,091
3.375%, 01/15/31 ...... EUR 118 139,085
EMD Finance LLC
Ω 4.375%, 10/15/30 ...... 250 247,484
EnBW International Finance BV
3.000%, 05/20/29, MTN . EUR 1,700 1,987,346
Fresenius Medical Care AG
3.250%, 11/24/30, MTN . EUR 2,900 3,361,291

35
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
GERMANY — (Continued)
Fresenius Medical Care US
Finance III, Inc.
Ω 3.750%, 06/15/29 ...... 7,000 $ 6,778,873
Ω 2.375%, 02/16/31 ...... 200 177,958
Fresenius SE & Co. KGaA
5.000%, 11/28/29, MTN . EUR 1,000 1,235,071
Grand City Properties SA
4.375%, 01/09/30, MTN . EUR 500 599,039
Hamburg Commercial Bank AG
3.500%, 01/31/30, MTN . EUR 8,309 9,719,818
Knorr-Bremse AG
3.000%, 09/30/29, MTN . EUR 800 933,769
Kreditanstalt fuer Wiederaufbau
4.625%, 08/07/26 ...... 3,890 3,897,953
Mercedes-Benz Finance North
America LLC
Ω SOFR+0.63%, FRN,
4.290%, 07/31/26(*) .... 1,950 1,952,120
Ω SOFR+0.78%, FRN,
4.440%, 04/01/27(*) .... 200 200,476
Ω SOFR+0.85%, FRN,
4.520%, 11/15/27(*) .... 720 721,921
Ω SOFR+0.93%, FRN,
4.590%, 03/31/28(*) .... 1,387 1,391,907
5.100%, 08/03/28 ...... 5,000 5,071,652
Ω 4.850%, 01/11/29 ...... 1,415 1,427,066
Ω 4.300%, 02/22/29 ...... 200 198,988
Ω 4.800%, 08/01/29 ...... 5,011 5,054,538
Ω 3.100%, 08/15/29 ...... 193 184,297
Ω # 5.100%, 11/15/29 ...... 18,634 18,929,285
Ω 5.000%, 04/01/30 ...... 1,425 1,442,929
8.500%, 01/18/31 ...... 4,126 4,782,298
Siemens
Financieringsmaatschappij NV
Ω 6.125%, 08/17/26 ...... 2 2,012
Ω # 1.700%, 03/11/28 ...... 14,982 14,343,810
Sixt SE
3.250%, 01/22/30, MTN . EUR 600 697,143
State of Lower Saxony
0.125%, 01/10/30 ...... EUR 477 505,295
State of Saxony-Anhalt
2.450%, 02/13/30 ...... EUR 200 230,482
T-Mobile USA, Inc.
4.200%, 10/01/29 ...... 157 155,589
3.875%, 04/15/30 ...... 1,750 1,703,941
Traton Finance Luxembourg SA
3.750%, 03/27/30, MTN . EUR 600 704,917
3.750%, 01/14/31, MTN . EUR 1,800 2,108,743
Volkswagen Financial Services
AG
3.875%, 09/10/30 ...... EUR 1,600 1,896,754
Volkswagen Group of America
Finance LLC
Ω SOFR+1.06%, FRN,
4.730%, 08/14/26(*) .... 742 743,233
Face
Amount^
Value†
(000)
GERMANY — (Continued)
Ω SOFR+1.06%, FRN,
4.720%, 03/25/27(*) .... 359 $ 360,283
Ω 4.350%, 06/08/27 ...... 359 358,097
Ω 5.650%, 09/12/28 ...... 1,830 1,866,770
Ω 4.750%, 11/13/28 ...... 1,532 1,531,524
Ω 6.200%, 11/16/28 ...... 570 589,163
Ω 5.250%, 03/22/29 ...... 6,468 6,543,718
Ω 4.600%, 06/08/29 ...... 4,466 4,430,045
Ω 4.950%, 08/15/29 ...... 5,767 5,785,515
Ω 5.350%, 03/27/30 ...... 7,026 7,121,846
Ω 3.750%, 05/13/30 ...... 4,433 4,224,820
Ω 4.850%, 09/11/30 ...... 500 496,969
Ω 6.450%, 11/16/30 ...... 3,400 3,591,827
Volkswagen International
Finance NV
4.375%, 05/15/30, MTN . EUR 400 483,435
VW Credit Canada, Inc.
4.420%, 08/20/29 ...... CAD 5,000 3,740,320
TOTAL GERMANY ....... 284,123,553
IRELAND — (0.2%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
2.450%, 10/29/26 ...... 718 712,166
3.650%, 07/21/27 ...... 1,124 1,112,015
4.625%, 10/15/27 ...... 700 701,125
3.875%, 01/23/28 ...... 1,300 1,285,756
5.750%, 06/06/28 ...... 927 948,895
3.000%, 10/29/28 ...... 1,860 1,792,261
4.625%, 09/10/29 ...... 4,527 4,518,733
TOTAL IRELAND ......... 11,070,951
ITALY — (0.7%)
Autostrade per l'Italia SpA
1.875%, 09/26/29, MTN . EUR 460 512,568
Banco BPM SpA
3.375%, 01/21/30, MTN . EUR 1,620 1,896,465
ENEL Finance International NV
Ω 3.500%, 04/06/28 ...... 1,482 1,454,283
Eni SpA
Ω # 4.750%, 09/12/28 ...... 11,940 12,009,639
4.750%, 09/12/28 ...... 6,770 6,810,998
0.625%, 01/23/30, MTN . EUR 1,900 2,029,872
Eni USA, Inc.
7.300%, 11/15/27 ...... 6,484 6,757,678
Iccrea Banca SpA
3.375%, 01/30/30, MTN . EUR 540 629,816
Intesa Sanpaolo SpA
Ω 3.875%, 01/12/28 ...... 250 247,379
Ω 4.000%, 09/23/29 ...... 900 880,546
5.250%, 01/13/30, MTN . EUR 2,860 3,575,468
Italgas SpA
2.875%, 03/06/30, MTN . EUR 200 229,986
Snam SpA
Δ 0.000%, 12/07/28, MTN EUR 290 313,813
4.000%, 11/27/29, MTN . EUR 1,300 1,559,079

36
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
ITALY — (Continued)
Var Energi ASA
Ω 5.875%, 05/22/30 ...... 8,300 $ 8,572,600
3.875%, 03/12/31, MTN . EUR 1,408 1,648,915
TOTAL ITALY ........... 49,129,105
JAPAN — (5.9%)
7-Eleven, Inc.
1.300%, 02/10/28 ...... 200 189,269
Ω 1.300%, 02/10/28 ...... 10,450 9,889,293
1.800%, 02/10/31 ...... 862 751,031
Ω 1.800%, 02/10/31 ...... 2,350 2,047,480
Aircastle, Ltd.
Ω 2.850%, 01/26/28 ...... 400 387,952
Ω 6.500%, 07/18/28 ...... 1,873 1,937,844
Ω 5.950%, 02/15/29 ...... 10,642 10,933,467
American Honda Finance Corp.
SOFR+0.55%, FRN,
4.220%, 05/11/26(*) .... 500 500,028
SOFR+0.55%, FRN,
4.210%, 05/21/26(*), MTN 782 782,090
SOFR+0.65%, FRN,
4.310%, 07/15/26(*) .... 394 394,264
SOFRINDX+0.72%, FRN,
4.380%, 10/05/26(*), MTN 2,438 2,440,989
SOFR+0.62%, FRN,
4.280%, 12/11/26(*), MTN 283 283,226
SOFR+0.77%, FRN,
4.430%, 03/12/27(*) .... 4,832 4,837,798
SOFR+0.87%, FRN,
4.530%, 07/09/27(*) .... 1,529 1,532,425
SOFR+0.71%, FRN,
4.370%, 07/09/27(*), MTN 1,827 1,827,083
SOFR+0.72%, FRN,
4.380%, 10/22/27(*), MTN 2,634 2,633,021
SOFR+0.82%, FRN,
4.480%, 03/03/28(*) .... 6,295 6,293,867
SOFR+0.90%, FRN,
4.560%, 09/01/28(*) .... 395 395,236
2.250%, 01/12/29, MTN . 1,406 1,321,171
4.900%, 03/13/29 ...... 1,034 1,041,457
4.400%, 09/05/29, MTN . 9,570 9,486,942
4.800%, 03/05/30 ...... 5,271 5,276,079
4.600%, 04/17/30 ...... 1,733 1,719,473
4.500%, 09/04/30, MTN . 11,665 11,517,968
5.850%, 10/04/30, MTN . 2,450 2,546,109
4.450%, 01/08/31 ...... 1,000 983,813
1.800%, 01/13/31, MTN . 1,014 884,111
Aviation Capital Group LLC
6.750%, 10/25/28 ...... 2,300 2,404,483
Ω 5.375%, 07/15/29 ...... 6,445 6,546,832
5.375%, 07/15/29 ...... 5,000 5,079,001
Ω 5.125%, 04/10/30 ...... 5,098 5,132,033
Ω 6.375%, 07/15/30 ...... 1,101 1,161,476
Ω 4.800%, 10/24/30 ...... 11,376 11,296,622
Face
Amount^
Value†
(000)
JAPAN — (Continued)
JT International Financial
Services BV
3.875%, 09/28/28, MTN . 5,000 $ 4,937,242
Mitsubishi HC Finance America
LLC
Ω 4.558%, 01/14/31 ...... 4,650 4,604,807
Mitsubishi UFJ Financial Group,
Inc.
2.757%, 09/13/26 ...... 619 615,902
3.195%, 07/18/29 ...... 2,351 2,256,559
2.559%, 02/25/30 ...... 5,247 4,864,515
2.048%, 07/17/30 ...... 6,795 6,130,466
Mizuho Bank, Ltd.
Ω 4.695%, 04/16/31 ...... 1,900 1,910,862
Mizuho Financial Group, Inc.
2.839%, 09/13/26 ...... 188 187,173
0.402%, 09/06/29, MTN . EUR 6,000 6,405,881
0.797%, 04/15/30, MTN . EUR 3,550 3,765,714
Nippon Life Insurance Co.
Ω 4.748%, 04/02/31 ...... 11,300 11,306,671
Nomura Holdings, Inc.
2.329%, 01/22/27 ...... 1,102 1,086,597
SOFR+1.25%, FRN,
4.910%, 07/02/27(*) .... 3,448 3,471,864
5.842%, 01/18/28 ...... 500 510,316
6.070%, 07/12/28 ...... 678 698,159
2.172%, 07/14/28 ...... 2,905 2,759,019
2.710%, 01/22/29 ...... 400 380,154
5.605%, 07/06/29 ...... 450 462,009
3.103%, 01/16/30 ...... 9,410 8,872,083
3.459%, 05/28/30, MTN . EUR 6,100 7,104,522
4.904%, 07/01/30 ...... 8,213 8,213,018
2.679%, 07/16/30 ...... 3,778 3,463,483
Norinchukin Bank (The)
Ω 4.683%, 03/10/31 ...... 1,100 1,091,485
NTT Finance Corp.
Ω 1.591%, 04/03/28 ...... 695 659,737
Ω 5.110%, 07/02/29 ...... 1,150 1,169,184
0.342%, 03/03/30 ...... EUR 300 314,949
Ω 4.876%, 07/16/30 ...... 26,551 26,736,677
Ω SOFR+1.31%, FRN,
4.970%, 07/16/30(*) .... 2,335 2,373,855
ORIX Corp.
# 5.000%, 09/13/27 ...... 2,377 2,394,342
3.780%, 05/29/29, MTN . EUR 1,000 1,181,321
4.650%, 09/10/29 ...... 11,673 11,750,252
4.450%, 09/09/30 ...... 10,228 10,141,947
Protective Life Corp.
Ω 4.300%, 09/30/28 ...... 7,891 7,838,278
Ω 3.400%, 01/15/30 ...... 2,790 2,653,822
Ω 4.700%, 01/15/31 ...... 500 495,507
Sumitomo Mitsui Financial
Group, Inc.
SOFR+0.88%, FRN,
4.540%, 01/14/27(*) .... 400 401,295

37
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
JAPAN — (Continued)
5.520%, 01/13/28 ...... 500 $ 509,215
3.544%, 01/17/28 ...... 800 789,503
5.800%, 07/13/28 ...... 400 411,174
3.944%, 07/19/28 ...... 239 236,746
5.716%, 09/14/28 ...... 844 867,368
1.902%, 09/17/28 ...... 1,600 1,507,604
2.472%, 01/14/29 ...... 590 561,170
SOFR+1.17%, FRN,
4.830%, 07/09/29(*) .... 7,581 7,656,083
# 5.316%, 07/09/29 ...... 3,333 3,405,583
3.040%, 07/16/29 ...... 13,591 12,966,742
2.724%, 09/27/29 ...... 500 470,666
5.710%, 01/13/30 ...... 5,173 5,346,404
2.750%, 01/15/30 ...... 5,768 5,395,802
SOFR+1.05%, FRN,
4.710%, 04/15/30(*) .... 2,799 2,812,325
5.240%, 04/15/30 ...... 1,931 1,971,620
2.130%, 07/08/30 ...... 7,337 6,629,643
5.852%, 07/13/30 ...... 400 416,935
1.710%, 01/12/31 ...... 1,550 1,356,074
Sumitomo Mitsui Trust Bank,
Ltd.
Ω 1.350%, 09/16/26 ...... 338 334,594
Ω SOFR+0.98%, FRN,
4.640%, 09/10/27(*) .... 8,031 8,083,514
Ω # SOFR+0.75%, FRN,
4.410%, 09/11/28(*) .... 500 501,161
Ω 5.550%, 09/14/28 ...... 2,947 3,020,237
Ω 5.200%, 03/07/29 ...... 5,132 5,230,098
Ω 4.500%, 09/10/29 ...... 1,209 1,209,632
Ω SOFR+0.99%, FRN,
4.650%, 03/13/30(*) .... 2,050 2,067,683
Ω # 4.700%, 03/13/30 ...... 852 857,182
Ω 4.350%, 09/11/30 ...... 1,768 1,755,236
Takeda Pharmaceutical Co.,
Ltd.
2.050%, 03/31/30 ...... 1,578 1,436,493
Toyota Credit Canada, Inc.
3.460%, 02/24/31 ...... CAD 5,000 3,604,291
Toyota Finance Australia, Ltd.
3.386%, 03/18/30, MTN . EUR 2,892 3,395,082
Toyota Motor Credit Corp.
SOFR+0.45%, FRN,
4.120%, 05/15/26(*) .... 2,100 2,100,189
SOFRINDX+0.89%, FRN,
4.560%, 05/18/26(*) .... 3,815 3,816,405
SOFR+0.77%, FRN,
4.440%, 08/07/26(*) .... 107 107,148
SOFR+0.65%, FRN,
4.310%, 03/19/27(*), MTN 11,733 11,765,264
4.650%, 01/05/29, MTN . 717 724,167
5.050%, 05/16/29 ...... 906 924,788
4.550%, 08/09/29 ...... 1,126 1,132,729
4.950%, 01/09/30 ...... 2,925 2,976,795
2.150%, 02/13/30, MTN . 1,562 1,439,654
Face
Amount^
Value†
(000)
JAPAN — (Continued)
3.375%, 04/01/30, MTN . 4,279 $ 4,114,933
4.800%, 05/15/30 ...... 2,969 3,007,463
4.550%, 05/17/30, MTN . 1,156 1,160,996
5.550%, 11/20/30 ...... 3,568 3,718,389
4.200%, 01/10/31 ...... 200 197,706
TOTAL JAPAN ........... 389,656,086
LUXEMBOURG — (0.2%)
ArcelorMittal SA
6.550%, 11/29/27 ...... 1,752 1,802,769
3.125%, 12/13/28, MTN . EUR 1,320 1,542,298
3.250%, 09/30/30, MTN . EUR 1,500 1,736,385
Eurofins Scientific SE
4.000%, 07/06/29 ...... EUR 300 357,011
4.750%, 09/06/30 ...... EUR 1,200 1,462,794
SELP Finance Sarl
0.875%, 05/27/29 ...... EUR 3,620 3,929,026
Vier Gas Transport GmbH
0.125%, 09/10/29, MTN . EUR 800 843,879
TOTAL LUXEMBOURG .... 11,674,162
NETHERLANDS — (2.2%)
ABN AMRO Bank NV
Ω SOFRINDX+0.75%, FRN,
4.450%, 07/07/28(*) .... 12,143 12,168,743
0.500%, 09/23/29, MTN . EUR 800 854,591
4.250%, 02/21/30, MTN . EUR 4,300 5,191,646
SOFRINDX+0.95%, FRN,
4.610%, 06/20/30(*), MTN 300 301,007
Ω # 4.197%, 02/26/31 ...... 470 461,950
4.197%, 02/26/31 ...... 250 245,718
BNG Bank NV
Ω SOFRINDX+1.00%, FRN,
4.660%, 08/05/26(*) .... 260 260,548
3.300%, 07/17/28, MTN . AUD 18,983 13,115,128
3.300%, 04/26/29, MTN . AUD 1,700 1,157,276
Ω 4.750%, 02/01/30 ...... 16,435 16,829,775
4.750%, 02/01/30 ...... 10,000 10,244,110
2.500%, 05/21/30, MTN . EUR 900 1,037,973
Cooperatieve Rabobank UA
SOFR+0.59%, FRN,
4.250%, 05/27/27(*) .... 360 360,952
SOFR+0.60%, FRN,
4.260%, 01/21/28(*) .... 3,109 3,117,971
5.051%, 02/26/29, MTN . AUD 15,000 10,676,710
SOFRINDX+0.89%, FRN,
4.550%, 10/17/29(*) .... 6,490 6,544,905
4.494%, 10/17/29 ...... 22,159 22,294,867
4.160%, 01/14/31 ...... 615 606,483
CTP NV
1.250%, 06/21/29, MTN . EUR 11,100 12,171,368
ING Groep NV
2.000%, 09/20/28, MTN . EUR 2,000 2,280,839
4.550%, 10/02/28 ...... 6,978 6,993,238
4.050%, 04/09/29 ...... 9,601 9,488,694
Koninklijke KPN NV

38
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
NETHERLANDS — (Continued)
8.375%, 10/01/30 ...... 154 $ 176,921
Nederlandse Waterschapsbank
NV
3.450%, 07/17/28, MTN . AUD 7,500 5,201,180
4.500%, 01/16/30 ...... 1,435 1,456,330
2.500%, 05/22/30, MTN . EUR 2,972 3,423,092
Stedin Holding NV
0.500%, 11/14/29, MTN . EUR 2,160 2,307,824
TOTAL NETHERLANDS ... 148,969,839
NEW ZEALAND — (2.5%)
Housing New Zealand, Ltd.
2.183%, 04/24/30, MTN . NZD 9,200 4,996,193
New Zealand Government Bond
3.000%, 04/20/29 ...... NZD 12,500 7,177,615
4.500%, 05/15/30 ...... NZD 230,000 137,564,512
New Zealand Local Government
Funding Agency Bond
4.700%, 08/01/28, MTN . AUD 8,000 5,695,051
1.500%, 04/20/29 ...... NZD 2,200 1,203,780
4.500%, 05/15/30 ...... NZD 11,300 6,700,505
TOTAL NEW ZEALAND .... 163,337,656
NORWAY — (1.8%)
Aker BP ASA
Ω 5.600%, 06/13/28 ...... 6,132 6,246,652
Ω 3.750%, 01/15/30 ...... 31,067 29,938,732
Ω 4.000%, 01/15/31 ...... 2,316 2,224,256
Equinor ASA
Ω 6.500%, 12/01/28 ...... 411 434,051
3.125%, 04/06/30 ...... 1,718 1,642,416
2.375%, 05/22/30 ...... 7,940 7,353,276
4.500%, 09/03/30 ...... 4,154 4,166,245
Kommunalbanken A/S
Ω SOFRINDX+1.00%, FRN,
4.660%, 06/17/26(*) .... 6,810 6,817,544
4.350%, 01/18/28, MTN . AUD 8,140 5,772,300
Ω SOFRINDX+0.40%, FRN,
4.060%, 03/03/28(*) .... 7,250 7,265,344
3.400%, 07/24/28, MTN . AUD 1,400 968,814
3.625%, 09/04/29, MTN . 2,000 1,975,188
1.125%, 06/14/30 ...... 13,460 11,970,523
Ω SOFRINDX+0.33%, FRN,
3.990%, 03/04/31(*) .... 32,000 31,973,764
Statnett SF
1.250%, 04/26/30, MTN . EUR 2,600 2,813,181
TOTAL NORWAY ........ 121,562,286
SINGAPORE — (0.0%)
DBS Group Holdings, Ltd.
Ω SOFR+0.60%, FRN,
4.260%, 03/21/28(*) .... 1,530 1,534,797
Ω SOFR+0.65%, FRN,
4.310%, 03/21/30(*) .... 210 211,184
TOTAL SINGAPORE ...... 1,745,981
Face
Amount^
Value†
(000)
SPAIN — (1.5%)
Abertis France SAS
1.475%, 01/18/31, MTN . EUR 600 $ 640,327
Abertis Infraestructuras SA
3.125%, 07/07/30, MTN . EUR 3,000 3,454,222
Acciona Energia Financiacion
Filiales SA
3.750%, 04/25/30, MTN . EUR 5,000 5,871,154
Amadeus IT Group SA
3.375%, 03/25/30, MTN . EUR 200 232,996
Avangrid, Inc.
3.800%, 06/01/29 ...... 600 585,157
Banco Bilbao Vizcaya
Argentaria SA
5.381%, 03/13/29 ...... 14,800 15,153,890
4.375%, 10/14/29, MTN . EUR 400 489,199
3.625%, 06/07/30 ...... EUR 200 237,786
Banco Santander SA
5.588%, 08/08/28 ...... 4,395 4,494,558
6.607%, 11/07/28 ...... 1,600 1,680,637
3.875%, 04/22/29, MTN . EUR 5,400 6,426,530
3.306%, 06/27/29 ...... 1,200 1,156,860
5.565%, 01/17/30 ...... 6,000 6,158,197
3.490%, 05/28/30 ...... 3,400 3,240,205
4.551%, 11/06/30 ...... 1,800 1,775,674
CaixaBank SA
3.750%, 09/07/29, MTN . EUR 3,300 3,928,596
Colonial SFL Socimi SA
3.250%, 01/22/30, MTN . EUR 100 115,961
Criteria Caixa SA
3.500%, 10/02/29 ...... EUR 1,900 2,235,380
3.250%, 02/25/31, MTN . EUR 2,000 2,307,741
HOCHTIEF AG
4.250%, 05/31/30, MTN . EUR 1,800 2,170,404
Naturgy Finance Iberia SA
3.250%, 10/02/30, MTN . EUR 2,300 2,669,973
New York State Electric & Gas
Corp.
Ω 5.650%, 08/15/28 ...... 4,325 4,432,707
Repsol E&P Capital Markets
US LLC
Ω 5.204%, 09/16/30 ...... 8,171 8,273,813
Santander UK PLC
3.346%, 03/25/30, MTN . EUR 10,880 12,739,197
Telefonica Europe BV
8.250%, 09/15/30 ...... 7,389 8,362,592
TOTAL SPAIN ........... 98,833,756
SUPRANATIONAL — (3.6%)
African Development Bank
0.875%, 07/22/26 ...... 3,200 3,179,370
3.350%, 08/08/28, MTN . AUD 7,830 5,414,832
3.500%, 09/18/29 ...... 240 236,293
Asian Development Bank
SOFRINDX+1.00%, FRN,
4.660%, 06/16/26(*), MTN 84 84,088

39
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+1.00%, FRN,
4.660%, 04/06/27(*), MTN 2,138 $ 2,152,841
SOFRINDX+0.30%, FRN,
3.960%, 06/20/28(*), MTN 5,335 5,339,905
Asian Infrastructure Investment
Bank (The)
SOFRINDX+0.62%, FRN,
4.290%, 08/16/27(*) .... 87 87,393
Ω SOFRINDX+0.62%, FRN,
4.290%, 08/16/27(*) .... 1,015 1,019,582
Council Of Europe Development
Bank
4.125%, 01/24/29 ...... 595 597,598
0.050%, 01/21/30, MTN . EUR 200 211,215
Eurofima Europaeische
Gesellschaft fuer die
Finanzierung von
Eisenbahnmaterial
3.350%, 05/21/29, MTN . AUD 8,600 5,845,307
European Bank for
Reconstruction & Development
SOFRINDX+0.33%, FRN,
4.000%, 02/20/28(*), MTN 3,825 3,827,933
4.125%, 01/25/29 ...... 205 205,914
SOFRINDX+0.30%, FRN,
3.970%, 02/16/29(*) .... 13,374 13,363,197
SOFRINDX+0.42%, FRN,
4.080%, 07/22/30(*) .... 17,611 17,632,348
European Financial Stability
Facility
0.125%, 03/18/30 ...... EUR 114 120,265
European Investment Bank
SOFRINDX+0.32%, FRN,
3.990%, 08/14/29(*) .... 395 395,548
4.000%, 04/15/30, MTN . EUR 1,000 1,223,349
European Union
2.875%, 10/05/29 ...... EUR 1,500 1,760,381
1.625%, 12/04/29, MTN . EUR 2,000 2,248,804
Inter-American Development
Bank
SOFRINDX+0.28%, FRN,
3.940%, 04/12/27(*) .... 6,189 6,192,636
SOFRINDX+0.35%, FRN,
4.010%, 10/04/27(*) .... 11,685 11,709,071
SOFRINDX+0.27%, FRN,
3.930%, 03/20/28(*), MTN 8,040 8,044,910
SOFRINDX+0.35%, FRN,
4.010%, 10/05/28(*) .... 13,203 13,239,303
SOFRINDX+0.30%, FRN,
3.970%, 02/15/29(*) .... 5,153 5,156,092
# SOFRINDX+0.37%, FRN,
4.030%, 08/01/29(*), MTN 22,226 22,309,255
3.500%, 09/14/29 ...... 601 591,951
SOFRINDX+0.39%, FRN,
4.050%, 03/13/30(*) .... 16,194 16,246,223
Face
Amount^
Value†
(000)
SUPRANATIONAL — (Continued)
International Bank for
Reconstruction & Development
SOFRINDX+0.18%, FRN,
3.840%, 06/15/26(*) .... 442 $ 442,058
SOFRINDX+0.31%, FRN,
3.970%, 09/23/26(*) .... 849 849,548
SOFRINDX+0.37%, FRN,
4.030%, 01/12/27(*) .... 4,851 4,856,982
SOFRINDX+0.28%, FRN,
3.950%, 02/23/27(*) .... 542 542,618
SOFRINDX+0.27%, FRN,
3.930%, 06/15/27(*) .... 456 456,688
SOFRINDX+0.43%, FRN,
4.100%, 08/19/27(*) .... 1,380 1,384,954
SOFRINDX+0.28%, FRN,
3.950%, 11/18/27(*), MTN 3,680 3,685,311
SOFRINDX+0.30%, FRN,
3.970%, 05/15/28(*) .... 22,908 22,954,596
SOFRINDX+0.29%, FRN,
3.960%, 11/22/28(*) .... 7,345 7,353,447
SOFRINDX+0.30%, FRN,
3.960%, 01/24/29(*) .... 7,720 7,733,355
International Development
Association
Ω 4.375%, 11/27/29 ...... 500 505,810
1.000%, 12/03/30 ...... 1,670 1,457,396
International Finance Corp.
SOFRINDX+0.31%, FRN,
3.970%, 08/28/28(*), MTN 28,571 28,638,443
SOFRINDX+0.36%, FRN,
4.020%, 08/28/29(*), MTN 5,077 5,090,591
Nordic Investment Bank
SOFRINDX+1.00%, FRN,
4.670%, 05/12/26(*) .... 1,740 1,740,429
4.100%, 06/08/28 ...... AUD 5,000 3,515,191
TOTAL SUPRANATIONAL . 239,643,021
SWEDEN — (1.2%)
Autoliv, Inc.
3.625%, 08/07/29, MTN . EUR 1,380 1,626,782
3.000%, 10/29/30, MTN . EUR 1,700 1,943,417
Castellum AB
4.125%, 12/10/30, MTN . EUR 4,100 4,838,600
Castellum Helsinki Finance
Holding Abp
0.875%, 09/17/29, MTN . EUR 100 109,635
Electrolux AB
2.500%, 05/18/30, MTN . EUR 2,200 2,456,957
Lansforsakringar Bank AB
3.250%, 01/22/30, MTN . EUR 3,400 3,978,790
Sagax AB
4.375%, 05/29/30, MTN . EUR 1,160 1,386,271
3.375%, 01/26/31, MTN . EUR 2,000 2,285,441
Securitas Treasury Ireland DAC
3.875%, 02/23/30, MTN . EUR 500 594,507

40
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
SWEDEN — (Continued)
Skandinaviska Enskilda Banken
AB
Ω SOFRINDX+0.75%, FRN,
4.410%, 06/02/28(*) .... 2,545 $ 2,551,153
4.375%, 11/06/28, MTN . EUR 4,250 5,122,970
Ω 5.375%, 03/05/29 ...... 2,025 2,073,410
0.625%, 11/12/29, MTN . EUR 210 224,222
3.375%, 03/19/30, MTN . EUR 6,500 7,625,227
Ω 4.500%, 09/03/30 ...... 875 868,654
Svensk Exportkredit AB
3.750%, 07/29/30 ...... 960 947,578
Svenska Handelsbanken AB
Ω SOFR+0.66%, FRN,
4.320%, 05/28/27(*) .... 1,400 1,402,814
5.000%, 03/02/28, MTN . AUD 5,000 3,571,773
Ω SOFR+0.74%, FRN,
4.400%, 05/23/28(*) .... 3,601 3,616,096
Ω 5.500%, 06/15/28 ...... 8,962 9,164,990
5.500%, 06/15/28 ...... 1,000 1,022,650
1.375%, 02/23/29, MTN . EUR 200 223,345
2.625%, 09/05/29 ...... EUR 2,000 2,309,785
Swedbank AB
2.875%, 04/30/29, MTN . EUR 1,100 1,275,719
3.250%, 09/24/29, MTN . EUR 5,540 6,478,814
Ω 5.083%, 05/21/30 ...... 250 253,965
Ω 4.898%, 03/30/31 ...... 4,400 4,427,619
Tele2 AB
3.750%, 11/22/29, MTN . EUR 500 593,212
Volvo Treasury AB
3.125%, 02/08/29, MTN . EUR 2,200 2,577,660
3.125%, 08/26/29, MTN . EUR 3,850 4,493,501
TOTAL SWEDEN ......... 80,045,557
SWITZERLAND — (0.1%)
ABB Finance BV
Δ 0.000%, 01/19/30, MTN EUR 2,200 2,298,387
Sandoz Finance BV
3.250%, 09/12/29 ...... EUR 500 585,585
4.220%, 04/17/30 ...... EUR 300 361,293
Sika Capital BV
3.750%, 05/03/30 ...... EUR 850 1,010,788
Swiss Life Finance I AG
3.250%, 08/31/29 ...... EUR 300 352,184
Tyco Electronics Group SA
4.625%, 02/01/30 ...... 500 504,839
UBS AG
1.250%, 06/01/26 ...... 50 49,891
5.650%, 09/11/28 ...... 1,435 1,479,044
TOTAL SWITZERLAND .... 6,642,011
UNITED KINGDOM — (2.8%)
AstraZeneca Finance LLC
4.900%, 02/26/31 ...... 375 382,513
AstraZeneca PLC
# 4.000%, 01/17/29 ...... 167 166,318
BAE Systems PLC
Face
Amount^
Value†
(000)
UNITED KINGDOM — (Continued)
Ω 1.900%, 02/15/31 ...... 600 $ 531,046
Ω 5.250%, 03/26/31 ...... 250 255,983
BAT Capital Corp.
2.259%, 03/25/28 ...... 1,246 1,197,631
# 3.462%, 09/06/29 ...... 300 290,022
6.343%, 08/02/30 ...... 1,628 1,735,584
5.834%, 02/20/31 ...... 500 523,096
BAT International Finance PLC
4.448%, 03/16/28 ...... 3,751 3,752,339
5.931%, 02/02/29 ...... 5,000 5,182,988
3.125%, 03/06/29, MTN . EUR 2,000 2,327,911
2.250%, 01/16/30, MTN . EUR 7,170 8,043,753
British Telecommunications
PLC
Ω 3.250%, 11/08/29 ...... 250 239,370
Cadent Finance PLC
0.625%, 03/19/30, MTN . EUR 500 525,553
CK Hutchison Europe Finance
21, Ltd.
0.750%, 11/02/29 ...... EUR 1,000 1,072,001
CK Hutchison International 23,
Ltd.
Ω # 4.750%, 04/21/28 ...... 5,000 5,037,449
Diageo Capital PLC
2.000%, 04/29/30 ...... 2,417 2,192,642
GlaxoSmithKline Capital PLC
1.375%, 09/12/29 ...... EUR 160 177,313
GlaxoSmithKline Capital, Inc.
4.500%, 04/15/30 ...... 1,441 1,448,858
HSBC Holdings PLC
# 4.950%, 03/31/30 ...... 16,716 16,932,927
HSBC USA, Inc.
SOFR+0.96%, FRN,
4.620%, 03/04/27(*) .... 8,236 8,271,085
Imperial Brands Finance PLC
Ω 5.500%, 02/01/30 ...... 4,301 4,421,131
Lloyds Bank Corporate Markets
PLC
3.250%, 03/24/30, MTN . EUR 1,060 1,243,289
Lloyds Banking Group PLC
4.375%, 03/22/28 ...... 2,316 2,313,743
4.550%, 08/16/28 ...... 1,049 1,051,384
LSEG Finance PLC
Ω 2.000%, 04/06/28 ...... 1,200 1,145,383
Ω 2.500%, 04/06/31 ...... 750 678,611
Motability Operations Group
PLC
3.625%, 07/24/29, MTN . EUR 8,000 9,461,761
4.000%, 01/17/30, MTN . EUR 900 1,075,477
National Gas Transmission PLC
4.250%, 04/05/30, MTN . EUR 739 888,976
National Grid North America,
Inc.
3.247%, 11/25/29, MTN . EUR 1,900 2,220,094
3.150%, 06/03/30, MTN . EUR 1,100 1,274,482

41
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED KINGDOM — (Continued)
National Grid PLC
0.553%, 09/18/29, MTN . EUR 600 $ 641,874
Nationwide Building Society
Ω # 1.500%, 10/13/26 ...... 2,753 2,721,349
Ω 5.127%, 07/29/29 ...... 21,133 21,494,396
3.250%, 09/05/29, MTN . EUR 4,800 5,626,633
3.000%, 03/03/30, MTN . EUR 6,038 6,990,774
Ω 4.351%, 09/30/30 ...... 650 642,438
NatWest Markets PLC
Ω SOFR+0.90%, FRN,
4.570%, 05/17/27(*) .... 2,670 2,682,406
Ω SOFR+0.95%, FRN,
4.610%, 03/21/28(*) .... 4,295 4,315,453
5.899%, 08/23/28, MTN . AUD 1,950 1,411,329
Ω SOFR+1.14%, FRN,
4.810%, 05/17/29(*) .... 11,277 11,361,350
3.125%, 01/10/30, MTN . EUR 10,564 12,299,319
Ω SOFR+1.19%, FRN,
4.850%, 03/21/30(*) .... 675 680,086
Ω 4.412%, 11/06/30 ...... 250 247,141
Reckitt Benckiser Treasury
Services PLC
3.625%, 06/20/29, MTN . EUR 13,400 15,886,945
RELX Capital, Inc.
4.000%, 03/18/29 ...... 700 691,236
4.750%, 03/27/30 ...... 2,000 2,014,461
3.000%, 05/22/30 ...... 3,295 3,107,289
Smith & Nephew PLC
2.032%, 10/14/30 ...... 250 223,298
SSE PLC
2.875%, 08/01/29, MTN . EUR 6,960 8,076,196
WPP Finance 2013
3.625%, 09/12/29, MTN . EUR 120 141,014
TOTAL UNITED KINGDOM . 187,315,700
UNITED STATES — (51.1%)
3M Co.
# 3.625%, 09/14/28, MTN . 7,872 7,780,632
3.375%, 03/01/29, MTN . 3,506 3,409,989
2.375%, 08/26/29 ...... 1,787 1,677,482
4.800%, 03/15/30 ...... 5,715 5,773,987
3.050%, 04/15/30 ...... 1,759 1,665,417
1.750%, 05/15/30, MTN . EUR 150 164,945
Abbott Laboratories
1.150%, 01/30/28 ...... 3,000 2,851,267
1.400%, 06/30/30 ...... 6,588 5,854,822
AbbVie, Inc.
3.200%, 11/21/29 ...... 657 632,221
4.875%, 03/15/30 ...... 1,063 1,081,703
4.125%, 03/15/31 ...... 1,610 1,584,448
4.950%, 03/15/31 ...... 250 255,146
Accenture Capital, Inc.
4.050%, 10/04/29 ...... 48,967 48,582,324
Acuity Brands Lighting, Inc.
2.150%, 12/15/30 ...... 318 284,566
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Adobe, Inc.
2.300%, 02/01/30 ...... 475 $ 438,213
AEP Texas, Inc.
2.100%, 07/01/30 ...... 100 90,768
AES Corp. (The)
5.450%, 06/01/28 ...... 1,085 1,095,856
Ω 3.950%, 07/15/30 ...... 4,180 4,007,110
Air Products and Chemicals,
Inc.
2.050%, 05/15/30 ...... 2,850 2,600,641
4.750%, 02/08/31 ...... 250 253,032
Aircastle, Ltd./Aircastle Ireland
DAC
Ω 5.000%, 09/15/30 ...... 3,556 3,554,047
Alabama Power Co.
1.450%, 09/15/30 ...... 850 749,397
Albemarle New Holding GmbH
1.625%, 11/25/28 ...... EUR 400 452,130
Alexandria Real Estate Equities,
Inc.
4.900%, 12/15/30 ...... 2,100 2,099,441
Allegion PLC
3.500%, 10/01/29 ...... 202 194,619
Allstate Corp. (The)
5.050%, 06/24/29 ...... 8,807 8,972,602
1.450%, 12/15/30 ...... 849 739,423
Ally Financial, Inc.
2.200%, 11/02/28 ...... 6,245 5,894,978
Alphabet, Inc.
4.000%, 05/15/30 ...... 2,779 2,754,635
1.100%, 08/15/30 ...... 9,320 8,194,035
4.100%, 11/15/30 ...... 7,135 7,074,255
Altria Group, Inc.
3.400%, 05/06/30 ...... 125 119,574
Amazon.com, Inc.
1.650%, 05/12/28 ...... 3,588 3,418,796
4.650%, 12/01/29 ...... 2,634 2,666,839
# 1.500%, 06/03/30 ...... 6,923 6,187,506
# 4.100%, 11/20/30 ...... 4,176 4,118,499
Amcor Finance USA, Inc.
4.500%, 05/15/28 ...... 1,700 1,701,960
Amcor Flexibles North America,
Inc.
2.630%, 06/19/30 ...... 501 462,904
Amcor UK Finance PLC
3.200%, 11/17/29 ...... EUR 780 904,363
Amdocs, Ltd.
2.538%, 06/15/30 ...... 3,805 3,451,074
American Electric Power Co.,
Inc.
2.300%, 03/01/30 ...... 2,563 2,356,127
American Express Co.
SOFRINDX+0.65%, FRN,
4.310%, 11/04/26(*) .... 212 212,302

42
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
American Medical Systems
Europe BV
3.375%, 03/08/29 ...... EUR 1,200 $ 1,414,333
American Tower Corp.
2.750%, 01/15/27 ...... 409 404,943
1.500%, 01/31/28 ...... 275 261,521
5.250%, 07/15/28 ...... 4,225 4,291,448
5.200%, 02/15/29 ...... 3,900 3,968,838
0.875%, 05/21/29 ...... EUR 190 207,425
3.800%, 08/15/29 ...... 949 927,835
2.900%, 01/15/30 ...... 2,494 2,347,681
5.000%, 01/31/30 ...... 8,050 8,154,612
2.100%, 06/15/30 ...... 2,319 2,098,692
1.875%, 10/15/30 ...... 1,740 1,545,583
American Water Capital Corp.
3.450%, 06/01/29 ...... 2,417 2,352,090
2.800%, 05/01/30 ...... 4,222 3,968,678
Ameriprise Financial, Inc.
5.700%, 12/15/28 ...... 3,800 3,927,255
Amphenol Corp.
5.050%, 04/05/29 ...... 4,600 4,696,787
4.350%, 06/01/29 ...... 750 752,093
2.800%, 02/15/30 ...... 1,806 1,703,543
4.125%, 11/15/30 ...... 1,360 1,339,439
Analog Devices, Inc.
4.500%, 06/15/30 ...... 965 967,663
Aon Corp.
3.750%, 05/02/29 ...... 5,690 5,569,519
2.800%, 05/15/30 ...... 9,000 8,388,937
Apple, Inc.
1.200%, 02/08/28 ...... 932 888,630
4.000%, 05/10/28 ...... 2,600 2,601,425
1.400%, 08/05/28 ...... 14,460 13,679,667
3.250%, 08/08/29 ...... 2,264 2,211,596
# 2.200%, 09/11/29 ...... 5,743 5,422,826
# 1.650%, 05/11/30 ...... 6,408 5,815,068
# 4.200%, 05/12/30 ...... 29,104 29,244,493
1.250%, 08/20/30 ...... 20,422 18,067,426
Applied Materials, Inc.
1.750%, 06/01/30 ...... 600 540,788
Arrow Electronics, Inc.
3.875%, 01/12/28 ...... 1,172 1,158,101
5.150%, 08/21/29 ...... 10,457 10,565,882
Ashtead Capital, Inc.
Ω 1.500%, 08/12/26 ...... 2,230 2,210,623
Assured Guaranty US Holdings,
Inc.
6.125%, 09/15/28 ...... 7,600 7,864,988
AT&T, Inc.
3.150%, 06/01/30 ...... EUR 1,000 1,161,418
Athene Holding, Ltd.
4.125%, 01/12/28 ...... 1,809 1,790,027
# 6.150%, 04/03/30 ...... 3,001 3,100,801
3.500%, 01/15/31 ...... 2,400 2,233,145
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Atlas Warehouse Lending Co.,
LP
Ω 4.950%, 11/15/30 ...... 2,600 $ 2,556,630
Autodesk, Inc.
2.850%, 01/15/30 ...... 12,728 11,936,789
AutoNation, Inc.
1.950%, 08/01/28 ...... 8,975 8,467,780
AutoZone, Inc.
3.750%, 04/18/29 ...... 140 137,430
4.000%, 04/15/30 ...... 242 236,787
1.650%, 01/15/31 ...... 500 436,239
AvalonBay Communities, Inc.
2.950%, 05/11/26, MTN . 129 128,961
1.900%, 12/01/28 ...... 450 423,437
3.300%, 06/01/29, MTN . 1,590 1,540,020
2.300%, 03/01/30, MTN . 2,200 2,032,058
4.350%, 12/01/30 ...... 1,150 1,140,690
Avnet, Inc.
6.250%, 03/15/28 ...... 8,500 8,727,567
AXIS Specialty Finance PLC
4.000%, 12/06/27 ...... 111 110,150
Baker Hughes Holdings LLC
6.875%, 01/15/29 ...... 1,136 1,200,090
Baker Hughes Holdings LLC/
Baker Hughes Co.-Obligor, Inc.
3.337%, 12/15/27 ...... 682 672,062
3.138%, 11/07/29 ...... 2,550 2,451,921
4.486%, 05/01/30 ...... 850 850,479
Bank of America NA
5.815%, 10/30/28, MTN . AUD 500 362,907
Bank of New York Mellon Corp.
(The)
1.900%, 01/25/29, MTN . 150 140,965
3.850%, 04/26/29, MTN . 1,021 1,010,622
SOFR+0.63%, FRN,
4.290%, 01/22/30(*) .... 1,300 1,298,907
# 1.650%, 01/28/31, MTN . 1,050 928,255
Baxter International, Inc.
# 2.272%, 12/01/28 ...... 736 688,548
# 3.950%, 04/01/30 ...... 5,250 5,042,969
Becton Dickinson & Co.
1.957%, 02/11/31 ...... 500 441,448
Berkshire Hathaway Finance
Corp.
1.850%, 03/12/30 ...... 2,605 2,392,891
1.450%, 10/15/30 ...... 475 422,951
Best Buy Co., Inc.
4.450%, 10/01/28 ...... 8,541 8,549,861
1.950%, 10/01/30 ...... 15,717 14,058,011
BG Energy Capital PLC
2.250%, 11/21/29, MTN . EUR 1,400 1,586,148
Biogen, Inc.
2.250%, 05/01/30 ...... 663 606,492
Black Hills Corp.
3.050%, 10/15/29 ...... 297 282,037

43
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
2.500%, 06/15/30 ...... 1,350 $ 1,238,822
BlackRock Funding, Inc.
4.700%, 03/14/29 ...... 24,378 24,737,082
Blackrock, Inc.
3.250%, 04/30/29 ...... 6,795 6,620,602
2.400%, 04/30/30 ...... 5,577 5,187,514
Block Financial LLC
2.500%, 07/15/28 ...... 5,886 5,575,515
Boardwalk Pipelines, LP
4.450%, 07/15/27 ...... 272 271,675
4.800%, 05/03/29 ...... 140 140,493
3.400%, 02/15/31 ...... 900 840,904
Boeing Co. (The)
2.700%, 02/01/27 ...... 90 88,949
3.200%, 03/01/29 ...... 1,335 1,288,545
2.950%, 02/01/30 ...... 7,066 6,677,765
Booking Holdings, Inc.
4.250%, 05/15/29 ...... EUR 400 481,566
3.000%, 11/07/30 ...... EUR 660 758,107
BorgWarner, Inc.
4.950%, 08/15/29 ...... 1,179 1,193,885
Boston Properties, LP
6.750%, 12/01/27 ...... 200 206,482
4.500%, 12/01/28 ...... 17,588 17,547,895
3.400%, 06/21/29 ...... 8,713 8,374,997
2.900%, 03/15/30 ...... 2,630 2,451,361
3.250%, 01/30/31 ...... 8,708 8,050,336
Boston Scientific Corp.
2.650%, 06/01/30 ...... 2,850 2,656,229
BP Capital Markets America,
Inc.
3.937%, 09/21/28 ...... 400 397,181
4.234%, 11/06/28 ...... 115 114,919
4.699%, 04/10/29 ...... 2,385 2,412,596
4.970%, 10/17/29 ...... 10,104 10,311,999
4.868%, 11/25/29 ...... 6,505 6,610,613
3.633%, 04/06/30 ...... 1,200 1,167,897
1.749%, 08/10/30 ...... 3,213 2,881,140
BP Capital Markets PLC
1.594%, 07/03/28, MTN . EUR 3,000 3,410,789
1.637%, 06/26/29, MTN . EUR 2,500 2,803,156
Brighthouse Financial, Inc.
# 5.625%, 05/15/30 ...... 944 951,973
Bristol-Myers Squibb Co.
1.450%, 11/13/30 ...... 250 220,139
5.750%, 02/01/31 ...... 1,003 1,057,580
5.100%, 02/22/31 ...... 250 256,698
Brixmor Operating Partnership,
LP
4.125%, 06/15/26 ...... 2,689 2,687,673
3.900%, 03/15/27 ...... 1,462 1,457,684
2.250%, 04/01/28 ...... 150 144,049
4.125%, 05/15/29 ...... 1,422 1,404,431
Broadcom, Inc.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Ω 4.000%, 04/15/29 ...... 400 $ 396,072
4.350%, 02/15/30 ...... 150 149,439
5.050%, 04/15/30 ...... 1,836 1,873,393
4.600%, 07/15/30 ...... 490 492,175
4.200%, 10/15/30 ...... 736 726,874
4.150%, 11/15/30 ...... 850 837,084
4.300%, 01/15/31 ...... 3,763 3,732,833
2.450%, 02/15/31 ...... 8,650 7,879,323
Brunswick Corp.
# 5.850%, 03/18/29 ...... 25,354 26,026,348
Bunge, Ltd. Finance Corp.
4.550%, 08/04/30 ...... 19,687 19,637,184
Cabot Corp.
3.400%, 09/15/26 ...... 231 229,695
Camden Property Trust
4.100%, 10/15/28 ...... 4,832 4,808,788
3.150%, 07/01/29 ...... 2,300 2,208,592
2.800%, 05/15/30 ...... 5,312 4,968,203
Capital One Financial Corp.
3.750%, 03/09/27 ...... 2,542 2,532,056
3.650%, 05/11/27 ...... 149 148,041
3.800%, 01/31/28 ...... 2,537 2,508,654
1.650%, 06/12/29 ...... EUR 4,900 5,422,606
Capital One NA
4.650%, 09/13/28 ...... 4,023 4,035,229
2.700%, 02/06/30 ...... 9,318 8,737,673
Cardinal Health, Inc.
5.000%, 11/15/29 ...... 1,126 1,142,606
4.500%, 09/15/30 ...... 1,810 1,800,645
Cargill, Inc.
Ω 2.125%, 04/23/30 ...... 975 891,367
3.875%, 04/24/30 ...... EUR 400 477,741
Ω 4.125%, 10/23/30 ...... 3,010 2,963,836
Ω 1.700%, 02/02/31 ...... 438 385,435
Carrier Global Corp.
2.722%, 02/15/30 ...... 451 422,032
Caterpillar Financial Services
Corp.
SOFR+0.69%, FRN,
4.350%, 10/16/26(*) .... 53 53,106
4.700%, 11/15/29 ...... 400 405,450
4.150%, 01/08/31 ...... 250 247,673
Caterpillar, Inc.
2.600%, 09/19/29 ...... 400 379,244
CBRE Services, Inc.
5.500%, 04/01/29 ...... 400 409,710
Cencora, Inc.
4.850%, 12/15/29 ...... 450 455,456
2.700%, 03/15/31 ...... 2,392 2,184,424
CenterPoint Energy Resources
Corp.
5.250%, 03/01/28 ...... 95 96,544
# 1.750%, 10/01/30 ...... 4,523 4,018,375
Charles Schwab Corp. (The)

44
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
1.150%, 05/13/26 ...... 51 $ 50,962
SOFRINDX+1.05%, FRN,
4.710%, 03/03/27(*) .... 850 854,003
3.200%, 01/25/28 ...... 3,300 3,249,063
2.000%, 03/20/28 ...... 3,963 3,803,436
4.000%, 02/01/29 ...... 400 397,585
3.250%, 05/22/29 ...... 1,400 1,360,303
2.750%, 10/01/29 ...... 3,207 3,039,548
Chevron Corp.
2.236%, 05/11/30 ...... 9,375 8,664,905
Chevron Phillips Chemical Co.
LLC/Chevron Phillips Chemical
Co., LP
Ω 3.700%, 06/01/28 ...... 250 245,819
Ω 4.750%, 05/15/30 ...... 12,635 12,693,475
Chevron USA, Inc.
3.250%, 10/15/29 ...... 17,560 17,018,754
4.687%, 04/15/30 ...... 10,291 10,421,001
SOFR+0.82%, FRN,
4.480%, 10/15/30(*) .... 3,444 3,481,047
4.300%, 10/15/30 ...... 13,240 13,250,967
Choice Hotels International, Inc.
3.700%, 12/01/29 ...... 6,718 6,430,093
Chubb INA Holdings LLC
3.350%, 05/03/26 ...... 51 50,994
4.650%, 08/15/29 ...... 450 454,061
1.375%, 09/15/30 ...... 950 833,893
Cigna Group (The)
3.050%, 10/15/27 ...... 200 196,420
4.375%, 10/15/28 ...... 13,970 13,971,162
5.000%, 05/15/29 ...... 14,367 14,610,098
2.400%, 03/15/30 ...... 13,764 12,744,777
4.500%, 09/15/30 ...... 11,814 11,799,935
2.375%, 03/15/31 ...... 4,460 4,023,805
Cincinnati Financial Corp.
6.920%, 05/15/28 ...... 8,750 9,178,688
Cisco Systems, Inc.
4.750%, 02/24/30 ...... 4,289 4,356,985
Citibank NA
SOFR+0.71%, FRN,
4.360%, 08/06/26(*) .... 1,350 1,350,614
SOFR+0.78%, FRN,
4.440%, 05/29/27(*) .... 949 953,233
Citigroup, Inc.
1.250%, 04/10/29, MTN . EUR 1,200 1,330,602
Citizens Financial Group, Inc.
2.500%, 02/06/30 ...... 10,781 9,919,340
3.250%, 04/30/30 ...... 8,250 7,813,062
CME Group, Inc.
4.400%, 03/15/30 ...... 7,298 7,319,791
CNA Financial Corp.
3.900%, 05/01/29 ...... 7,012 6,871,974
CNO Financial Group, Inc.
5.250%, 05/30/29 ...... 18,674 18,759,080
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Colgate-Palmolive Co.
4.200%, 05/01/30 ...... 18,345 $ 18,371,617
Comcast Corp.
4.150%, 10/15/28 ...... 101 100,624
# 4.550%, 01/15/29 ...... 5,400 5,433,033
2.650%, 02/01/30 ...... 13,730 12,846,644
3.400%, 04/01/30 ...... 8,952 8,593,899
4.250%, 10/15/30 ...... 9,781 9,654,381
1.950%, 01/15/31 ...... 1,500 1,330,884
# 1.500%, 02/15/31 ...... 2,451 2,125,880
Conagra Brands, Inc.
# 5.000%, 08/01/30 ...... 15,680 15,691,704
8.250%, 09/15/30 ...... 823 929,740
ConocoPhillips Co.
4.700%, 01/15/30 ...... 3,373 3,405,176
Consolidated Edison Co. of New
York, Inc.
3.350%, 04/01/30 ...... 1,744 1,674,743
Constellation Brands, Inc.
3.150%, 08/01/29 ...... 450 431,230
4.800%, 05/01/30 ...... 618 622,945
Constellation Energy
Generation LLC
SOFR+0.60%, FRN,
4.260%, 01/08/28(*) .... 667 666,278
Continental Resources, Inc.
4.375%, 01/15/28 ...... 3,233 3,217,125
COPT Defense Properties, LP
2.000%, 01/15/29 ...... 2,408 2,251,731
4.500%, 10/15/30 ...... 2,243 2,217,400
Corebridge Financial, Inc.
3.850%, 04/05/29 ...... 3,000 2,936,703
Costco Wholesale Corp.
1.600%, 04/20/30 ...... 1,964 1,779,106
CRH America Finance, Inc.
4.400%, 02/09/31 ...... 500 493,739
CRH SMW Finance DAC
5.125%, 01/09/30 ...... 1,830 1,863,086
Crown Castle, Inc.
5.000%, 01/11/28 ...... 250 251,924
3.800%, 02/15/28 ...... 3,000 2,958,899
4.300%, 02/15/29 ...... 5,050 5,003,702
4.900%, 09/01/29 ...... 447 449,095
3.100%, 11/15/29 ...... 1,787 1,691,193
3.300%, 07/01/30 ...... 7,007 6,599,038
2.250%, 01/15/31 ...... 5,993 5,313,240
Cummins, Inc.
4.700%, 02/15/31 ...... 803 811,595
CVS Health Corp.
5.000%, 01/30/29 ...... 623 630,749
5.400%, 06/01/29 ...... 2,362 2,417,624
3.250%, 08/15/29 ...... 20,090 19,263,484
5.125%, 02/21/30 ...... 5,576 5,667,824
3.750%, 04/01/30 ...... 3,494 3,385,471

45
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
1.750%, 08/21/30 ...... 8,464 $ 7,494,742
5.250%, 01/30/31 ...... 700 714,818
1.875%, 02/28/31 ...... 1,500 1,315,305
D.R. Horton, Inc.
4.850%, 10/15/30 ...... 16,793 16,936,497
Danaher Corp.
2.500%, 03/30/30 ...... EUR 1,600 1,824,664
Darden Restaurants, Inc.
4.550%, 10/15/29 ...... 8,882 8,872,070
DCP Midstream Operating, LP
5.625%, 07/15/27 ...... 409 413,037
5.125%, 05/15/29 ...... 540 547,793
8.125%, 08/16/30 ...... 672 764,428
Dell Bank International DAC
3.625%, 06/24/29, MTN . EUR 400 471,922
Dell International LLC/EMC
Corp.
4.350%, 02/01/30 ...... 1,159 1,148,031
5.000%, 04/01/30 ...... 5,458 5,533,875
4.500%, 02/15/31 ...... 3,073 3,042,221
Delta Air Lines, Inc.
5.250%, 07/10/30 ...... 1,854 1,868,470
DENTSPLY SIRONA, Inc.
# 3.250%, 06/01/30 ...... 2,250 2,081,766
Digital Dutch Finco BV
1.500%, 03/15/30 ...... EUR 739 804,430
1.250%, 02/01/31 ...... EUR 838 877,929
Dollar General Corp.
5.200%, 07/05/28 ...... 253 256,678
3.500%, 04/03/30 ...... 8,863 8,471,954
Dow Chemical Co. (The)
# 7.375%, 11/01/29 ...... 108 116,994
2.100%, 11/15/30 ...... 8,206 7,258,772
4.800%, 01/15/31 ...... 6,820 6,753,233
DTE Energy Co.
2.950%, 03/01/30 ...... 450 424,612
5.200%, 04/01/30 ...... 475 484,064
Duke Energy Carolinas LLC
6.000%, 12/01/28 ...... 807 839,911
Duke Energy Corp.
3.100%, 06/15/28 ...... EUR 4,250 4,966,648
Duquesne Light Holdings, Inc.
Ω 3.616%, 08/01/27 ...... 650 642,462
Ω 2.532%, 10/01/30 ...... 3,100 2,806,654
DXC Technology Co.
1.800%, 09/15/26 ...... 1,316 1,302,585
# 2.375%, 09/15/28 ...... 20,725 19,465,456
Eastman Chemical Co.
5.000%, 08/01/29 ...... 1,080 1,091,206
4.500%, 02/20/31 ...... 2,050 2,013,401
Eaton Capital ULC
0.577%, 03/08/30 ...... EUR 280 297,364
4.450%, 05/09/30 ...... 1,823 1,821,838
Eaton Corp.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.200%, 03/06/31 ...... 10,305 $ 10,161,746
Elevance Health, Inc.
5.150%, 06/15/29 ...... 3,423 3,484,700
2.875%, 09/15/29 ...... 8,917 8,463,065
4.750%, 02/15/30 ...... 7,902 7,958,058
2.250%, 05/15/30 ...... 19,753 18,065,157
# 2.550%, 03/15/31 ...... 2,740 2,485,903
Eli Lilly & Co.
4.200%, 08/14/29 ...... 1,540 1,538,704
4.750%, 02/12/30 ...... 2,932 2,981,291
Emerson Electric Co.
2.000%, 12/21/28 ...... 1,326 1,255,007
2.000%, 10/15/29, MTN . EUR 1,900 2,143,303
1.950%, 10/15/30 ...... 200 180,634
Energy Transfer, LP
4.400%, 03/15/27 ...... 123 123,075
4.950%, 05/15/28 ...... 937 944,977
4.950%, 06/15/28 ...... 100 100,932
6.100%, 12/01/28 ...... 851 882,967
5.250%, 04/15/29 ...... 1,371 1,397,651
5.250%, 07/01/29 ...... 2,485 2,537,360
4.150%, 09/15/29 ...... 1,132 1,116,052
8.250%, 11/15/29 ...... 884 983,754
5.200%, 04/01/30 ...... 1,638 1,673,205
3.750%, 05/15/30 ...... 3,859 3,732,989
6.400%, 12/01/30 ...... 593 632,934
4.550%, 01/15/31 ...... 1,000 991,181
Enterprise Products Operating
LLC
4.150%, 10/16/28 ...... 3,550 3,546,081
3.125%, 07/31/29 ...... 1,050 1,012,512
2.800%, 01/31/30 ...... 900 850,414
4.600%, 01/15/31 ...... 200 200,330
EPR Properties
4.950%, 04/15/28 ...... 3,020 3,020,576
3.750%, 08/15/29 ...... 20,137 19,380,543
4.750%, 11/15/30 ...... 10,870 10,682,292
Equifax, Inc.
4.800%, 09/15/29 ...... 175 175,792
Equinix Europe 2 Financing
Corp. LLC
4.600%, 11/15/30 ...... 6,764 6,717,358
Equinix, Inc.
1.800%, 07/15/27 ...... 464 450,065
2.000%, 05/15/28 ...... 200 190,751
3.200%, 11/18/29 ...... 18,074 17,248,143
2.150%, 07/15/30 ...... 6,160 5,551,230
Equitable Holdings, Inc.
7.000%, 04/01/28 ...... 125 130,280
4.350%, 04/20/28 ...... 6,106 6,081,250
ERAC USA Finance LLC
Ω 3.300%, 12/01/26 ...... 293 291,692
Ω 4.600%, 05/01/28 ...... 8,350 8,392,835
Ω 5.000%, 02/15/29 ...... 1,450 1,470,466

46
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
ERP Operating, LP
3.500%, 03/01/28 ...... 2,412 $ 2,376,061
4.150%, 12/01/28 ...... 400 397,917
3.000%, 07/01/29 ...... 1,357 1,301,014
2.500%, 02/15/30 ...... 5,428 5,050,942
Essex Portfolio, LP
3.000%, 01/15/30 ...... 155 146,458
1.650%, 01/15/31 ...... 1,400 1,218,035
Estee Lauder Cos., Inc. (The)
2.375%, 12/01/29 ...... 6,189 5,760,905
2.600%, 04/15/30 ...... 5,557 5,177,794
Eversource Energy
4.450%, 12/15/30 ...... 2,473 2,436,797
Expedia Group, Inc.
3.250%, 02/15/30 ...... 691 655,657
Experian Finance PLC
4.250%, 02/01/29 ...... 1,000 991,424
Ω 2.750%, 03/08/30 ...... 6,045 5,655,716
Extra Space Storage, LP
2.200%, 10/15/30 ...... 1,307 1,171,021
Exxon Mobil Corp.
2.440%, 08/16/29 ...... 4,682 4,448,550
Fidelity National Financial, Inc.
4.500%, 08/15/28 ...... 1,185 1,180,937
3.400%, 06/15/30 ...... 2,650 2,498,339
Fidelity National Information
Services, Inc.
2.000%, 05/21/30 ...... EUR 500 551,595
# 2.250%, 03/01/31 ...... 1,550 1,376,290
4.800%, 03/10/31 ...... 4,400 4,376,486
Fifth Third Bancorp
2.550%, 05/05/27 ...... 1,050 1,032,455
3.950%, 03/14/28 ...... 2,000 1,984,919
Fifth Third Financial Corp.
4.000%, 02/01/29 ...... 5,249 5,175,348
First American Financial Corp.
4.000%, 05/15/30 ...... 4,800 4,602,558
Fiserv, Inc.
3.500%, 07/01/29 ...... 630 605,706
4.750%, 03/15/30 ...... 5,389 5,345,029
2.650%, 06/01/30 ...... 7,229 6,613,554
4.550%, 02/15/31 ...... 4,970 4,871,656
5.350%, 03/15/31 ...... 2,450 2,480,289
Five Corners Funding Trust II
Ω 2.850%, 05/15/30 ...... 12,470 11,646,106
Flex, Ltd.
6.000%, 01/15/28 ...... 705 720,564
4.875%, 06/15/29 ...... 11,868 11,909,163
4.875%, 05/12/30 ...... 2,902 2,903,627
Flowserve Corp.
3.500%, 10/01/30 ...... 2,907 2,746,490
FMR LLC
Ω 7.570%, 06/15/29 ...... 350 378,758
Fox Corp.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
# 3.500%, 04/08/30 ...... 5,318 $ 5,113,168
Franklin Resources, Inc.
1.600%, 10/30/30 ...... 4,158 3,670,269
GATX Corp.
3.250%, 09/15/26 ...... 528 526,032
4.550%, 11/07/28 ...... 750 750,004
General Electric Co.
TSFR3M+0.64%, FRN,
4.300%, 05/05/26(*), MTN 1,027 1,026,630
1.500%, 05/17/29 ...... EUR 180 200,849
General Mills, Inc.
4.875%, 01/30/30 ...... 589 593,572
General Motors Co.
5.400%, 10/15/29 ...... 2,875 2,938,924
General Motors Financial Co.,
Inc.
4.350%, 01/17/27 ...... 828 827,252
SOFR+1.04%, FRN,
4.700%, 02/26/27(*) .... 1,452 1,453,877
SOFRINDX+1.35%, FRN,
5.020%, 05/08/27(*) .... 1,914 1,922,408
SOFRINDX+1.05%, FRN,
4.710%, 07/15/27(*) .... 1,992 1,992,744
2.700%, 08/20/27 ...... 463 452,657
6.000%, 01/09/28 ...... 364 371,828
SOFRINDX+1.17%, FRN,
4.830%, 04/04/28(*) .... 170 170,468
2.400%, 10/15/28 ...... 1,745 1,658,632
5.650%, 01/17/29 ...... 745 762,340
4.300%, 02/15/29, MTN . EUR 1,500 1,798,607
4.300%, 04/06/29 ...... 2,916 2,887,646
5.550%, 07/15/29 ...... 3,533 3,619,491
4.900%, 10/06/29 ...... 4,082 4,108,478
SOFR+1.29%, FRN,
4.950%, 01/07/30(*) .... 500 501,069
5.350%, 01/07/30 ...... 6,845 6,980,653
5.850%, 04/06/30 ...... 3,024 3,137,361
3.600%, 06/21/30 ...... 3,147 3,006,286
5.450%, 07/15/30 ...... 1,165 1,193,512
4.600%, 01/08/31 ...... 500 494,309
2.350%, 01/08/31 ...... 975 873,235
5.750%, 02/08/31 ...... 2,354 2,434,485
Genuine Parts Co.
4.950%, 08/15/29 ...... 1,568 1,565,876
1.875%, 11/01/30 ...... 4,225 3,668,602
Georgia Power Co.
2.650%, 09/15/29 ...... 1,350 1,278,586
4.550%, 03/15/30 ...... 1,355 1,358,841
Georgia-Pacific LLC
Ω 2.300%, 04/30/30 ...... 5,250 4,829,926
Gilead Sciences, Inc.
4.800%, 11/15/29 ...... 4,337 4,409,549
1.650%, 10/01/30 ...... 2,500 2,225,873
Global Payments, Inc.

47
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.450%, 06/01/28 ...... 1,374 $ 1,362,667
5.300%, 08/15/29 ...... 265 266,641
3.200%, 08/15/29 ...... 7,781 7,347,876
2.900%, 05/15/30 ...... 16,212 14,855,339
Globe Life, Inc.
4.550%, 09/15/28 ...... 5,341 5,330,834
2.150%, 08/15/30 ...... 1,363 1,222,142
Goldman Sachs Group, Inc.
(The)
1.250%, 02/07/29, MTN . EUR 5,267 5,864,619
0.875%, 05/09/29, MTN . EUR 6,500 7,111,314
2.600%, 02/07/30 ...... 17,883 16,663,629
3.800%, 03/15/30 ...... 6,735 6,549,398
Halliburton Co.
2.920%, 03/01/30 ...... 2,944 2,774,832
Harley-Davidson Financial
Services, Inc.
Ω 3.050%, 02/14/27 ...... 796 786,244
Hasbro, Inc.
4.650%, 03/12/31 ...... 500 495,950
HCA, Inc.
SOFR+0.87%, FRN,
4.530%, 03/01/28(*) .... 2,417 2,424,474
5.200%, 06/01/28 ...... 1,279 1,296,337
3.375%, 03/15/29 ...... 3,749 3,633,191
5.250%, 03/01/30 ...... 3,795 3,864,751
4.300%, 11/15/30 ...... 2,650 2,603,998
5.450%, 04/01/31 ...... 2,050 2,104,702
Health Care Service Corp. A
Mutual Legal Reserve Co.
Ω 5.200%, 06/15/29 ...... 10,385 10,529,330
Ω 2.200%, 06/01/30 ...... 975 885,175
Healthcare Realty Holdings, LP
3.500%, 08/01/26 ...... 400 399,084
3.750%, 07/01/27 ...... 446 442,047
3.625%, 01/15/28 ...... 1,050 1,032,241
3.100%, 02/15/30 ...... 3,126 2,943,315
2.400%, 03/15/30 ...... 2,465 2,252,397
2.050%, 03/15/31 ...... 300 260,978
2.000%, 03/15/31 ...... 3,390 2,962,249
Healthpeak OP LLC
2.875%, 01/15/31 ...... 520 477,985
Helmerich & Payne, Inc.
# 4.850%, 12/01/29 ...... 1,250 1,248,965
Hershey Co. (The)
1.700%, 06/01/30 ...... 500 449,540
Hess Corp.
7.875%, 10/01/29 ...... 300 332,908
Hewlett Packard Enterprise Co.
5.250%, 07/01/28 ...... 751 762,020
4.550%, 10/15/29 ...... 1,865 1,858,366
4.400%, 10/15/30 ...... 4,834 4,752,982
HF Sinclair Corp.
5.750%, 01/15/31 ...... 1,000 1,024,233
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Highwoods Realty, LP
4.200%, 04/15/29 ...... 4,935 $ 4,819,769
3.050%, 02/15/30 ...... 5,985 5,542,872
2.600%, 02/01/31 ...... 5,350 4,754,276
Home Depot, Inc. (The)
2.950%, 06/15/29 ...... 800 769,936
4.750%, 06/25/29 ...... 800 812,387
2.700%, 04/15/30 ...... 501 471,386
1.375%, 03/15/31 ...... 950 823,019
Honeywell International, Inc.
1.950%, 06/01/30 ...... 3,164 2,870,682
Horace Mann Educators Corp.
4.700%, 10/01/30 ...... 930 916,359
Host Hotels & Resorts, LP
3.375%, 12/15/29 ...... 19,208 18,292,743
HP, Inc.
4.000%, 04/15/29 ...... 1,053 1,035,615
5.400%, 04/25/30 ...... 1,800 1,839,524
3.400%, 06/17/30 ...... 3,899 3,705,824
Humana, Inc.
5.750%, 12/01/28 ...... 17,448 17,866,759
3.700%, 03/23/29 ...... 400 389,575
# 3.125%, 08/15/29 ...... 450 430,041
4.875%, 04/01/30 ...... 900 900,068
Huntington Bancshares, Inc.
2.550%, 02/04/30 ...... 1,003 929,399
Hyatt Hotels Corp.
4.375%, 09/15/28 ...... 3,370 3,352,294
5.250%, 06/30/29 ...... 9,427 9,574,731
IBM International Capital Pte,
Ltd.
4.600%, 02/05/29 ...... 14,642 14,721,317
# 4.750%, 02/05/31 ...... 750 750,603
Illinois Tool Works, Inc.
2.125%, 05/22/30 ...... EUR 300 336,415
Illumina, Inc.
5.750%, 12/13/27 ...... 1,100 1,119,578
4.750%, 12/12/30 ...... 1,550 1,542,711
2.550%, 03/23/31 ...... 600 540,504
Intel Corp.
1.600%, 08/12/28 ...... 400 375,450
2.450%, 11/15/29 ...... 5,749 5,356,330
# 5.125%, 02/10/30 ...... 2,350 2,388,023
3.900%, 03/25/30 ...... 2,874 2,793,720
Intercontinental Exchange, Inc.
3.750%, 09/21/28 ...... 3,000 2,960,477
International Business Machines
Corp.
3.300%, 05/15/26 ...... 53 52,984
3.500%, 05/15/29 ...... 5,499 5,345,133
2.900%, 02/10/30 ...... EUR 2,300 2,658,987
4.800%, 02/10/30 ...... 5,076 5,119,752
1.950%, 05/15/30 ...... 13,059 11,820,289
4.300%, 02/03/31 ...... 3,337 3,290,899

48
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
International Flavors &
Fragrances, Inc.
4.450%, 09/26/28 ...... 1,850 $ 1,848,600
Interstate Power and Light Co.
4.100%, 09/26/28 ...... 4,517 4,485,383
3.600%, 04/01/29 ...... 5,850 5,723,548
Invitation Homes Operating
Partnership, LP
2.300%, 11/15/28 ...... 1,195 1,129,823
5.450%, 08/15/30 ...... 998 1,016,555
Jabil, Inc.
3.600%, 01/15/30 ...... 4,160 3,990,964
3.000%, 01/15/31 ...... 3,677 3,392,793
Jackson Financial, Inc.
5.170%, 06/08/27 ...... 213 214,010
Jacobs Engineering Group, Inc.
6.350%, 08/18/28 ...... 8,874 9,189,689
Jacobs Solutions, Inc.
4.750%, 03/03/31 ...... 2,500 2,474,087
JDE Peet's NV
4.125%, 01/23/30, MTN . EUR 200 237,934
Jefferies Financial Group, Inc.
6.450%, 06/08/27 ...... 131 133,399
5.875%, 07/21/28 ...... 15,552 15,889,442
4.000%, 04/16/29, MTN . EUR 1,800 2,129,918
4.150%, 01/23/30 ...... 10,652 10,341,071
Jersey Central Power & Light
Co.
Ω 4.400%, 01/15/31 ...... 3,160 3,119,462
John Deere Bank SA
3.300%, 10/15/29, MTN . EUR 300 353,453
John Deere Capital Corp.
SOFR+0.79%, FRN,
4.450%, 06/08/26(*), MTN 1,131 1,131,765
SOFR+0.60%, FRN,
4.260%, 06/11/27(*), MTN 2,555 2,561,319
SOFR+0.68%, FRN,
4.340%, 07/15/27(*) .... 358 359,902
SOFR+0.50%, FRN,
4.160%, 03/06/28(*) .... 953 954,874
2.450%, 01/09/30, MTN . 400 375,401
4.375%, 10/15/30, MTN . 691 689,915
1.450%, 01/15/31 ...... 140 122,726
4.200%, 03/10/31 ...... 250 247,421
Johnson & Johnson
4.800%, 06/01/29 ...... 36,664 37,511,170
6.950%, 09/01/29 ...... 500 546,055
# 4.700%, 03/01/30 ...... 27,566 28,158,845
1.300%, 09/01/30 ...... 3,714 3,304,344
Juniper Networks, Inc.
3.750%, 08/15/29 ...... 264 257,056
2.000%, 12/10/30 ...... 6,164 5,409,335
Kellanova
2.100%, 06/01/30 ...... 7,633 6,954,380
# 7.450%, 04/01/31 ...... 1,000 1,124,998
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Kemper Corp.
# 2.400%, 09/30/30 ...... 14,004 $ 12,269,391
Keurig Dr Pepper, Inc.
SOFRINDX+0.88%, FRN,
4.540%, 03/15/27(*) .... 1,338 1,339,503
3.200%, 05/01/30 ...... 1,300 1,223,220
4.600%, 05/15/30 ...... 3,044 3,022,859
2.250%, 03/15/31 ...... 1,574 1,395,700
5.200%, 03/15/31 ...... 2,300 2,328,387
KeyCorp
2.550%, 10/01/29, MTN . 7,733 7,244,460
KeyCorp.
2.250%, 04/06/27, MTN . 2,674 2,626,268
4.100%, 04/30/28, MTN . 550 546,464
Kilroy Realty, LP
4.250%, 08/15/29 ...... 2,630 2,550,066
# 3.050%, 02/15/30 ...... 3,025 2,780,959
Kimco Realty OP LLC
2.700%, 10/01/30 ...... 5,450 5,076,452
Kinder Morgan, Inc.
5.000%, 02/01/29 ...... 15,127 15,355,207
5.100%, 08/01/29 ...... 3,068 3,125,195
5.150%, 06/01/30 ...... 934 954,922
Kroger Co. (The)
1.700%, 01/15/31 ...... 100 87,914
Laboratory Corp. of America
Holdings
2.950%, 12/01/29 ...... 431 409,385
Lazard Group LLC
4.500%, 09/19/28 ...... 5,755 5,734,102
4.375%, 03/11/29 ...... 300 297,080
Lear Corp.
4.250%, 05/15/29 ...... 1,231 1,213,280
3.500%, 05/30/30 ...... 1,600 1,521,165
Leggett & Platt, Inc.
# 4.400%, 03/15/29 ...... 3,504 3,416,618
Liberty Mutual Group, Inc.
4.625%, 12/02/30 ...... EUR 1,200 1,473,937
Lincoln National Corp.
# 3.800%, 03/01/28 ...... 4,796 4,729,307
# 3.050%, 01/15/30 ...... 674 633,010
2.330%, 08/15/30 ...... 288 258,955
# 3.400%, 01/15/31 ...... 700 654,496
Lockheed Martin Corp.
4.400%, 08/15/30 ...... 1,946 1,945,501
Loews Corp.
3.200%, 05/15/30 ...... 4,221 4,016,724
LPL Holdings, Inc.
6.750%, 11/17/28 ...... 16,499 17,265,373
5.200%, 03/15/30 ...... 7,264 7,330,636
LYB International Finance III
LLC
2.250%, 10/01/30 ...... 5,250 4,709,034
5.125%, 01/15/31 ...... 1,250 1,257,591

49
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Marathon Petroleum Corp.
5.150%, 03/01/30 ...... 9,078 $ 9,263,502
Marriott International, Inc.
4.900%, 04/15/29 ...... 1,700 1,720,225
Mars, Inc.
Ω 3.200%, 04/01/30 ...... 1,360 1,299,019
Ω 4.650%, 04/20/31 ...... 250 251,673
Marsh & McLennan Cos., Inc.
SOFRINDX+0.70%, FRN,
4.370%, 11/08/27(*) .... 150 150,133
4.375%, 03/15/29 ...... 295 295,166
2.250%, 11/15/30 ...... 3,144 2,848,963
Mastercard, Inc.
2.950%, 06/01/29 ...... 1,000 964,830
Mattel, Inc.
# 5.000%, 11/17/30 ...... 3,050 3,057,876
McDonald's Corp.
4.000%, 03/07/30, MTN . EUR 600 720,506
McKesson Corp.
4.900%, 07/15/28 ...... 780 791,388
4.750%, 05/30/29 ...... 1,535 1,537,088
4.250%, 09/15/29 ...... 3,201 3,192,212
4.650%, 05/30/30 ...... 3,000 3,019,831
Medtronic, Inc.
3.650%, 10/15/29 ...... EUR 3,350 3,982,435
Merck & Co., Inc.
3.400%, 03/07/29 ...... 4,122 4,036,532
4.300%, 05/17/30 ...... 10,511 10,501,181
1.450%, 06/24/30 ...... 26,457 23,573,213
4.150%, 09/15/30 ...... 15,966 15,882,377
Meta Platforms, Inc.
4.600%, 05/15/28 ...... 6,448 6,508,261
# 4.300%, 08/15/29 ...... 29,460 29,499,284
# 4.200%, 11/15/30 ...... 13,827 13,665,384
Mid-America Apartments, LP
3.950%, 03/15/29 ...... 85 83,955
2.750%, 03/15/30 ...... 1,120 1,049,128
1.700%, 02/15/31 ...... 4,685 4,107,625
Mohawk Industries, Inc.
3.625%, 05/15/30 ...... 1,115 1,070,662
Morgan Stanley
6.250%, 08/09/26, MTN . 476 478,638
Morgan Stanley Bank NA
SOFR+1.17%, FRN,
4.820%, 10/30/26(*) .... 1,276 1,280,599
MPLX, LP
2.650%, 08/15/30 ...... 6,726 6,210,780
Nasdaq, Inc.
0.875%, 02/13/30 ...... EUR 450 481,061
National Fuel Gas Co.
5.500%, 03/15/30 ...... 5,594 5,709,038
2.950%, 03/01/31 ...... 250 227,906
National Rural Utilities
Cooperative Finance Corp.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
SOFR+0.80%, FRN,
4.460%, 02/05/27(*), MTN 4,351 $ 4,360,917
SOFR+0.82%, FRN,
4.480%, 09/16/27(*) .... 950 954,360
4.850%, 02/07/29, MTN . 5,183 5,241,414
5.150%, 06/15/29 ...... 3,350 3,428,702
4.300%, 12/10/30 ...... 3,925 3,887,873
National Securities Clearing
Corp.
Ω SOFR+0.57%, FRN,
4.230%, 05/20/27(*) .... 959 960,092
Ω 5.100%, 11/21/27 ...... 2,166 2,195,044
Ω 5.000%, 05/30/28 ...... 13,360 13,550,894
Ω 4.900%, 06/26/29 ...... 7,816 7,945,906
Ω 4.700%, 05/20/30 ...... 5,885 5,967,603
4.700%, 05/20/30 ...... 6,561 6,652,689
Nestle Capital Corp.
Ω 4.650%, 03/12/29 ...... 10,773 10,896,085
Nestle Holdings, Inc.
Ω # 5.000%, 03/14/28 ...... 4,600 4,673,074
3.625%, 09/24/28 ...... 1,450 1,434,453
Ω 3.625%, 09/24/28 ...... 965 954,654
Ω 4.250%, 10/01/29 ...... 355 355,386
Ω # 4.950%, 03/14/30 ...... 1,760 1,795,541
Ω 1.250%, 09/15/30 ...... 2,170 1,910,120
Netflix, Inc.
4.625%, 05/15/29 ...... EUR 5,000 6,099,274
3.875%, 11/15/29 ...... EUR 2,500 2,992,681
Newmont Corp.
2.250%, 10/01/30 ...... 419 381,664
NextEra Energy Capital
Holdings, Inc.
SOFRINDX+0.80%, FRN,
4.460%, 02/04/28(*) .... 942 945,753
4.900%, 02/28/28 ...... 3,400 3,428,036
1.900%, 06/15/28 ...... 5,499 5,226,132
4.900%, 03/15/29 ...... 5,260 5,329,001
3.500%, 04/01/29 ...... 3,575 3,483,777
2.750%, 11/01/29 ...... 9,481 8,981,093
# 5.000%, 02/28/30 ...... 927 941,778
5.050%, 03/15/30 ...... 10,667 10,855,473
2.250%, 06/01/30 ...... 15,509 14,150,489
3.830%, 06/12/30 ...... CAD 2,300 1,688,019
4.400%, 03/01/31 ...... 3,654 3,626,831
NIBC Bank NV
3.500%, 06/05/30, MTN . EUR 1,000 1,167,213
NIKE, Inc.
2.850%, 03/27/30 ...... 400 377,753
NiSource, Inc.
2.950%, 09/01/29 ...... 284 270,246
NNN REIT, Inc.
4.600%, 02/15/31 ...... 6,311 6,265,628
Northern Trust Corp.
1.950%, 05/01/30 ...... 960 875,733

50
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
NOV, Inc.
# 3.600%, 12/01/29 ...... 1,248 $ 1,207,542
Novartis Capital Corp.
3.800%, 09/18/29 ...... 42,795 42,200,622
2.200%, 08/14/30 ...... 11,990 10,978,122
4.100%, 11/05/30 ...... 19,487 19,231,837
Nucor Corp.
2.700%, 06/01/30 ...... 2,375 2,223,455
4.650%, 06/01/30 ...... 125 126,191
Omega Healthcare Investors,
Inc.
3.625%, 10/01/29 ...... 700 674,492
5.200%, 07/01/30 ...... 22,172 22,340,833
3.375%, 02/01/31 ...... 1,780 1,652,370
Omnicom Group, Inc.
2.450%, 04/30/30 ...... 1,824 1,676,713
ONE Gas, Inc.
5.100%, 04/01/29 ...... 1,000 1,019,529
ONEOK, Inc.
4.550%, 07/15/28 ...... 100 100,041
3.400%, 09/01/29 ...... 113 108,740
4.400%, 10/15/29 ...... 2,844 2,827,290
6.350%, 01/15/31 ...... 820 870,535
Oracle Corp.
SOFR+0.76%, FRN,
4.420%, 08/03/28(*) .... 239 234,641
Ovintiv, Inc.
8.125%, 09/15/30 ...... 1,600 1,798,361
PACCAR Financial Corp.
# 4.000%, 09/26/29 ...... 400 398,254
# 4.550%, 05/08/30 ...... 400 403,328
Parker-Hannifin Corp.
3.250%, 06/14/29 ...... 350 338,467
# 4.500%, 09/15/29 ...... 2,715 2,729,313
2.900%, 03/01/30 ...... EUR 1,190 1,372,069
Paychex, Inc.
5.100%, 04/15/30 ...... 1,000 1,010,656
PayPal Holdings, Inc.
SOFR+0.67%, FRN,
4.330%, 03/06/28(*) .... 513 513,848
2.850%, 10/01/29 ...... 4,884 4,630,148
2.300%, 06/01/30 ...... 3,600 3,303,270
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 1.700%, 06/15/26 ...... 80 79,745
Ω 3.400%, 11/15/26 ...... 589 585,819
Ω 5.875%, 11/15/27 ...... 200 203,559
Ω 5.700%, 02/01/28 ...... 1,500 1,523,921
Ω 5.550%, 05/01/28 ...... 800 812,699
Ω 6.050%, 08/01/28 ...... 522 536,860
Ω 5.350%, 03/30/29 ...... 575 584,920
Ω 5.250%, 07/01/29 ...... 650 659,680
Ω 3.350%, 11/01/29 ...... 5,346 5,103,381
Ω 5.250%, 02/01/30 ...... 3,391 3,438,259
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Ω 4.550%, 01/15/31 ...... 5,113 $ 5,059,867
PepsiCo, Inc.
2.625%, 07/29/29 ...... 1,090 1,039,405
1.400%, 02/25/31 ...... 3,749 3,281,398
Pfizer Investment Enterprises
Pte, Ltd.
4.650%, 05/19/30 ...... 1,596 1,607,759
Pfizer, Inc.
3.450%, 03/15/29 ...... 800 784,676
2.625%, 04/01/30 ...... 881 826,022
1.700%, 05/28/30 ...... 564 508,046
4.200%, 11/15/30 ...... 250 248,026
Philip Morris International, Inc.
4.875%, 02/15/28 ...... 3,175 3,205,433
# SOFR+0.83%, FRN,
4.490%, 04/28/28(*) .... 700 702,238
5.250%, 09/07/28 ...... 875 893,230
4.875%, 02/13/29 ...... 9,440 9,563,585
3.375%, 08/15/29 ...... 2,120 2,055,066
4.625%, 11/01/29 ...... 2,693 2,714,372
5.625%, 11/17/29 ...... 8,068 8,366,800
5.125%, 02/15/30 ...... 2,330 2,379,616
4.375%, 04/30/30 ...... 2,707 2,694,230
2.100%, 05/01/30 ...... 4,750 4,336,189
5.500%, 09/07/30 ...... 7,070 7,342,677
4.000%, 10/29/30 ...... 2,698 2,645,516
1.750%, 11/01/30 ...... 11,089 9,851,006
5.125%, 02/13/31 ...... 2,391 2,445,329
Phillips 66 Co.
4.950%, 12/01/27 ...... 800 806,874
3.750%, 03/01/28 ...... 2,178 2,154,089
3.150%, 12/15/29 ...... 20,830 19,869,549
2.150%, 12/15/30 ...... 2,250 2,020,160
Piedmont Operating
Partnership, LP
3.150%, 08/15/30 ...... 550 500,700
Plains All American Pipeline,
LP/PAA Finance Corp.
3.550%, 12/15/29 ...... 5,260 5,092,762
3.800%, 09/15/30 ...... 2,697 2,598,306
PNC Bank NA
3.100%, 10/25/27 ...... 848 835,203
3.250%, 01/22/28 ...... 3,458 3,405,117
PNC Financial Services Group,
Inc. (The)
3.150%, 05/19/27 ...... 450 445,709
3.450%, 04/23/29 ...... 5,397 5,271,637
2.550%, 01/22/30 ...... 11,117 10,374,336
PPG Industries, Inc.
2.750%, 06/01/29 ...... EUR 1,000 1,156,088
2.800%, 08/15/29 ...... 571 539,146
2.550%, 06/15/30 ...... 1,725 1,606,793
Principal Financial Group, Inc.
3.100%, 11/15/26 ...... 843 838,004
3.700%, 05/15/29 ...... 8,103 7,914,739

51
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
2.125%, 06/15/30 ...... 1,738 $ 1,575,657
Procter & Gamble Co. (The)
4.350%, 01/29/29 ...... 3,400 3,433,523
4.050%, 05/01/30 ...... 25,241 25,168,969
1.200%, 10/29/30 ...... 1,247 1,094,196
Prologis, LP
3.375%, 12/15/27 ...... 3,024 2,988,583
4.875%, 06/15/28 ...... 5,000 5,058,770
3.875%, 09/15/28 ...... 400 396,081
2.875%, 11/15/29 ...... 1,000 950,622
2.250%, 04/15/30 ...... 2,231 2,054,416
1.750%, 07/01/30 ...... 1,271 1,136,427
1.250%, 10/15/30 ...... 2,966 2,579,556
4.750%, 01/15/31 ...... 100 101,032
5.250%, 01/15/31 ...... CAD 2,900 2,245,002
1.750%, 02/01/31 ...... 3,864 3,406,355
1.625%, 03/15/31 ...... 300 262,188
Public Storage Operating Co.
SOFRINDX+0.70%, FRN,
4.360%, 04/16/27(*) .... 7,576 7,589,144
1.950%, 11/09/28 ...... 855 807,760
3.385%, 05/01/29 ...... 5,050 4,924,792
4.375%, 07/01/30 ...... 5,286 5,286,410
PulteGroup, Inc.
4.250%, 03/01/31 ...... 2,424 2,368,039
PVH Corp.
4.125%, 07/16/29 ...... EUR 9,800 11,655,406
5.500%, 06/13/30 ...... 10,877 11,030,635
QUALCOMM, Inc.
4.500%, 05/20/30 ...... 720 723,706
Quanta Services, Inc.
2.900%, 10/01/30 ...... 1,854 1,726,717
4.500%, 01/15/31 ...... 794 788,443
Radian Group, Inc.
6.200%, 05/15/29 ...... 30,921 31,981,531
Ralph Lauren Corp.
2.950%, 06/15/30 ...... 1,700 1,602,419
Realty Income Corp.
4.875%, 06/01/26 ...... 132 132,028
4.450%, 09/15/26 ...... 244 244,054
4.125%, 10/15/26 ...... 266 266,049
3.000%, 01/15/27 ...... 253 251,007
3.200%, 01/15/27 ...... 1,780 1,767,518
3.950%, 08/15/27 ...... 219 218,088
3.650%, 01/15/28 ...... 145 143,347
3.400%, 01/15/28 ...... 976 959,862
2.100%, 03/15/28 ...... 4,770 4,576,318
2.200%, 06/15/28 ...... 2,300 2,201,067
4.700%, 12/15/28 ...... 400 402,910
4.750%, 02/15/29 ...... 2,454 2,477,428
3.250%, 06/15/29 ...... 1,050 1,013,524
4.000%, 07/15/29 ...... 10,233 10,106,791
3.100%, 12/15/29 ...... 12,764 12,156,835
3.400%, 01/15/30 ...... 1,953 1,877,396
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.850%, 03/15/30 ...... 4,109 $ 4,159,482
3.250%, 01/15/31 ...... 7,528 7,085,446
3.200%, 02/15/31 ...... 2,179 2,043,026
Reinsurance Group of America,
Inc.
3.900%, 05/15/29 ...... 2,292 2,244,781
Republic Services, Inc.
2.300%, 03/01/30 ...... 1,883 1,740,189
1.450%, 02/15/31 ...... 598 519,785
Revvity, Inc.
1.900%, 09/15/28 ...... 350 329,034
3.300%, 09/15/29 ...... 3,588 3,439,775
Roche Holdings, Inc.
Ω SOFR+0.74%, FRN,
4.410%, 11/13/26(*) .... 750 752,037
5.338%, 11/13/28 ...... 3,000 3,082,215
Ω 5.338%, 11/13/28 ...... 15,476 15,900,122
Ω # 1.930%, 12/13/28 ...... 2,160 2,043,024
1.930%, 12/13/28 ...... 10,000 9,457,516
Ω 4.790%, 03/08/29 ...... 1,300 1,320,350
Ω 4.203%, 09/09/29 ...... 18,548 18,490,748
Ω 5.489%, 11/13/30 ...... 3,427 3,576,092
Ω 4.075%, 12/02/30 ...... 7,724 7,621,793
Roper Technologies, Inc.
1.750%, 02/15/31 ...... 5,750 4,985,322
Royalty Pharma PLC
5.150%, 09/02/29 ...... 3,130 3,183,797
2.200%, 09/02/30 ...... 7,298 6,591,291
Ryder System, Inc.
5.250%, 06/01/28, MTN . 300 304,806
4.950%, 09/01/29, MTN . 200 202,822
S&P Global, Inc.
# 1.250%, 08/15/30 ...... 250 218,182
Sabra Health Care, LP
3.900%, 10/15/29 ...... 500 485,909
Schlumberger Holdings Corp.
Ω 3.900%, 05/17/28 ...... 15,871 15,753,505
3.900%, 05/17/28 ...... 2,000 1,985,527
Ω 4.300%, 05/01/29 ...... 2,505 2,498,174
Ω 5.000%, 11/15/29 ...... 1,292 1,317,483
Ω 2.650%, 06/26/30 ...... 650 607,636
Schlumberger Investment SA
4.550%, 05/07/31 ...... 2,775 2,770,188
Shell Finance US, Inc.
Ω 3.875%, 11/13/28 ...... 6,048 6,006,363
2.375%, 11/07/29 ...... 24,647 23,122,172
4.125%, 11/06/30 ...... 26,015 25,715,550
SOFR+0.78%, FRN,
4.440%, 11/06/30(*) .... 935 937,977
Sherwin-Williams Co. (The)
4.500%, 08/15/30 ...... 889 887,228
Simon Property Group, LP
3.375%, 12/01/27 ...... 274 270,373
1.750%, 02/01/28 ...... 385 368,811

52
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
2.450%, 09/13/29 ...... 5,870 $ 5,504,918
2.650%, 07/15/30 ...... 2,939 2,733,256
# 4.375%, 10/01/30 ...... 12,161 12,081,314
4.300%, 01/15/31 ...... 6,054 5,968,989
2.200%, 02/01/31 ...... 4,242 3,817,018
Southern Co. (The)
3.700%, 04/30/30 ...... 2,382 2,308,013
Southern Co. Gas Capital Corp.
1.750%, 01/15/31 ...... 4,500 3,958,013
Southwest Gas Corp.
5.800%, 12/01/27 ...... 200 204,005
5.450%, 03/23/28 ...... 3,233 3,291,843
3.700%, 04/01/28 ...... 1,000 985,617
Southwestern Electric Power
Co.
4.100%, 09/15/28 ...... 2,200 2,179,792
Stanley Black & Decker, Inc.
6.000%, 03/06/28 ...... 13,050 13,435,170
# 4.250%, 11/15/28 ...... 1,800 1,796,124
2.300%, 03/15/30 ...... 10,600 9,713,852
State Street Bank & Trust Co.
SOFR+0.46%, FRN,
4.120%, 11/25/26(*) .... 1,160 1,161,578
4.782%, 11/23/29 ...... 13,761 13,959,072
State Street Corp.
SOFR+0.85%, FRN,
4.500%, 08/03/26(*) .... 550 550,672
SOFR+0.64%, FRN,
4.300%, 10/22/27(*) .... 1,527 1,529,435
# 2.400%, 01/24/30 ...... 5,176 4,856,166
4.729%, 02/28/30 ...... 4,986 5,036,717
4.834%, 04/24/30 ...... 23,398 23,746,286
Store Capital LLC
4.500%, 03/15/28 ...... 300 298,576
4.625%, 03/15/29 ...... 3,355 3,322,006
5.400%, 04/30/30 ...... 20,951 21,173,175
2.750%, 11/18/30 ...... 6,171 5,569,837
Ω 4.950%, 02/11/31 ...... 1,850 1,836,723
Stryker Corp.
1.950%, 06/15/30 ...... 5,125 4,635,896
Sun Communities Operating, LP
2.300%, 11/01/28 ...... 170 161,101
Sutter Health
3.695%, 08/15/28 ...... 2,500 2,466,769
Synchrony Financial
5.150%, 03/19/29 ...... 18,118 18,162,583
Sysco Corp.
5.100%, 09/23/30 ...... 2,779 2,813,343
Tapestry, Inc.
5.100%, 03/11/30 ...... 9,563 9,679,759
Targa Resources Corp.
6.150%, 03/01/29 ...... 8,920 9,290,450
4.900%, 09/15/30 ...... 2,858 2,879,408
Target Corp.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
2.650%, 09/15/30 ...... 3,622 $ 3,368,499
Texas Instruments, Inc.
4.600%, 02/08/29 ...... 12,843 13,000,918
# 2.250%, 09/04/29 ...... 17,144 16,062,476
1.750%, 05/04/30 ...... 3,344 3,026,750
4.500%, 05/23/30 ...... 3,287 3,304,914
Textron, Inc.
3.900%, 09/17/29 ...... 320 312,985
3.000%, 06/01/30 ...... 500 470,619
Thermo Fisher Scientific, Inc.
4.215%, 02/12/31 ...... 3,545 3,502,404
Toll Brothers Finance Corp.
4.350%, 02/15/28 ...... 5,849 5,826,747
Trans-Allegheny Interstate Line
Co.
Ω 5.000%, 01/15/31 ...... 900 913,029
Truist Financial Corp.
1.950%, 06/05/30, MTN . 12,425 11,247,287
Tyson Foods, Inc.
4.350%, 03/01/29 ...... 200 199,389
5.400%, 03/15/29 ...... 2,850 2,918,892
UDR, Inc.
3.200%, 01/15/30, MTN . 11,798 11,265,313
Union Pacific Corp.
3.700%, 03/01/29 ...... 230 226,777
2.400%, 02/05/30 ...... 400 373,301
UnitedHealth Group, Inc.
SOFR+0.50%, FRN,
4.160%, 07/15/26(*) .... 988 988,540
4.000%, 05/15/29 ...... 488 483,272
2.875%, 08/15/29 ...... 273 261,282
4.800%, 01/15/30 ...... 1,980 2,004,637
5.300%, 02/15/30 ...... 450 462,312
2.000%, 05/15/30 ...... 7,642 6,948,828
4.650%, 01/15/31 ...... 3,822 3,845,771
4.900%, 04/15/31 ...... 5,055 5,133,464
US Bancorp
3.150%, 04/27/27, MTN . 172 170,533
3.900%, 04/26/28, MTN . 2,560 2,546,186
# 1.375%, 07/22/30, MTN . 11,321 9,980,645
Valero Energy Corp.
5.150%, 02/15/30 ...... 3,765 3,841,565
Ventas Realty, LP
3.250%, 10/15/26 ...... 295 293,588
4.400%, 01/15/29 ...... 143 142,217
4.750%, 11/15/30 ...... 673 674,010
Verizon Communications, Inc.
4.500%, 08/17/27, MTN . AUD 500 355,711
4.329%, 09/21/28 ...... 629 629,490
3.875%, 02/08/29 ...... 6,750 6,673,304
0.375%, 03/22/29 ...... EUR 500 541,993
1.875%, 10/26/29 ...... EUR 300 335,527
4.016%, 12/03/29 ...... 19,144 18,879,329
3.150%, 03/22/30 ...... 5,954 5,673,880

53
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
1.250%, 04/08/30 ...... EUR 9,985 $ 10,805,901
1.500%, 09/18/30 ...... 8,387 7,387,356
1.680%, 10/30/30 ...... 5,069 4,479,740
1.750%, 01/20/31 ...... 5,200 4,571,753
VICI Properties, LP
4.950%, 02/15/30 ...... 3,500 3,500,662
Virginia Electric and Power Co.
2.875%, 07/15/29 ...... 3,000 2,868,732
Visa, Inc.
2.750%, 09/15/27 ...... 1,629 1,601,477
Vontier Corp.
2.950%, 04/01/31 ...... 1,550 1,415,665
W.P. Carey, Inc.
3.850%, 07/15/29 ...... 3,100 3,030,043
2.400%, 02/01/31 ...... 1,279 1,145,954
Walmart, Inc.
1.500%, 09/22/28 ...... 831 784,666
7.550%, 02/15/30 ...... 685 767,057
4.350%, 04/28/30 ...... 3,847 3,879,538
Waste Management, Inc.
3.875%, 01/15/29 ...... 2,195 2,174,194
4.875%, 02/15/29 ...... 209 212,212
1.500%, 03/15/31 ...... 827 719,571
WEC Energy Group, Inc.
1.800%, 10/15/30 ...... 1,991 1,761,334
Wells Fargo & Co.
4.150%, 01/24/29, MTN . 7,922 7,883,909
0.625%, 03/25/30, MTN . EUR 100 105,611
Wells Fargo Bank NA
SOFR+1.06%, FRN,
4.730%, 08/07/26(*) .... 400 400,580
Welltower OP LLC
3.100%, 01/15/30 ...... 1,467 1,397,622
4.500%, 07/01/30 ...... 7,166 7,166,131
2.750%, 01/15/31 ...... 3,664 3,376,083
Western Midstream Operating,
LP
4.800%, 03/01/31 ...... 2,243 2,228,083
Western Union Co. (The)
# 2.750%, 03/15/31 ...... 100 90,328
Westlake Corp.
1.625%, 07/17/29 ...... EUR 534 587,645
Williams Cos., Inc. (The)
4.900%, 03/15/29 ...... 250 252,722
4.800%, 11/15/29 ...... 10,489 10,583,935
3.500%, 11/15/30 ...... 2,517 2,395,262
2.600%, 03/15/31 ...... 1,550 1,407,189
Willis North America, Inc.
2.950%, 09/15/29 ...... 430 407,712
4.550%, 03/15/31 ...... 500 493,797
Wisconsin Electric Power Co.
5.000%, 05/15/29 ...... 800 814,784
4.150%, 10/15/30 ...... 2,013 1,985,547
Wisconsin Power and Light Co.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
3.000%, 07/01/29 ...... 1,665 $ 1,596,185
WP Carey, Inc.
4.650%, 07/15/30 ...... 1,100 1,097,107
WPC Eurobond BV
1.350%, 04/15/28 ...... EUR 1,500 1,694,077
Zimmer Biomet Holdings, Inc.
5.050%, 02/19/30 ...... 230 233,331
Zoetis, Inc.
2.000%, 05/15/30 ...... 2,828 2,570,040
TOTAL UNITED STATES .. 3,394,984,977
TOTAL BONDS .......... 6,281,669,297
U.S. TREASURY OBLIGATIONS
— (3.7%)
U.S. Treasury Notes
USBMMY3M + 0.19%,
FRN, 3.833% 10/31/27(*) 10,000 10,015,386
4.625%, 09/30/28 ..... 50,037 50,869,647
4.375%, 11/30/28 ..... 27,911 28,226,089
3.750%, 12/31/28 ..... 25,000 24,897,461
1.750%, 01/31/29 ..... 771 727,812
4.000%, 01/31/29 ..... 10,000 10,022,265
4.250%, 02/28/29 ..... 23,000 23,204,844
4.500%, 05/31/29 ..... 24,000 24,398,437
4.000%, 07/31/29 ..... 16,500 16,532,226
3.500%, 09/30/29 ..... 349 344,065
3.625%, 08/31/30 ..... 20,000 19,699,219
3.625%, 09/30/30 ..... 16,000 15,757,500
3.500%, 11/30/30 ..... 8,000 7,831,250
3.625%, 12/31/30 ..... 13,280 13,062,644
TOTAL U.S. TREASURY
OBLIGATIONS ........... 245,588,845
TOTAL INVESTMENT
SECURITIES — ( 98.3% )
(Cost $6,475,386,851) ..... 6,527,258,142
Shares Value†
SECURITIES LENDING
COLLATERAL — (1.7%)
@§ The DFA Short Term
Investment Fund ...... 9,580,688 110,848,561
TOTAL INVESTMENTS
— (100.0%)
(Cost $6,586,235,412) ..... $6,638,106,703

54
Dimensional Short-Duration Fixed Income ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $1,116,456,316 which represented 16.9% of the net assets of the Fund.
As of April 30, 2026, Dimensional Short-Duration Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
AUD 6,255,722 USD 4,480,748 ANZ Banking Group Ltd. 05/04/26 $ 16,794
AUD 3,088,162 USD 2,177,917 Citigroup 05/04/26 42,313
AUD 7,338,377 USD 5,235,274 Citigroup 05/04/26 40,642
AUD 1,216,274 USD 869,530 Citigroup 05/04/26 4,909
AUD 438,821 USD 309,675 State Street Bank and Trust 05/04/26 5,814
USD 4,034,253 EUR 3,420,763 HSBC Bank 05/07/26 20,949
USD 4,034,597 EUR 3,420,764 HSBC Bank 05/07/26 21,292
AUD 14,735,384 USD 10,561,999 ANZ Banking Group Ltd. 05/08/26 31,213
EUR 305,476 USD 357,146 Citigroup 05/11/26 1,314
EUR 202,049 USD 236,285 Citigroup 05/11/26 808
USD 3,979,114 GBP 2,915,101 Citigroup 05/18/26 17,999
GBP 36,344 USD 48,892 Citigroup 05/18/26 493
USD 73,834,147 EUR 62,702,950 RBC Dominion Securities 05/27/26 198,429
USD 110,448,498 EUR 93,920,915 State Street Bank and Trust 05/29/26 141,010
USD 3,768,039 NZD 6,356,171 Citigroup 06/02/26 21,997
USD 4,132,398 NZD 6,978,360 Citigroup 06/05/26 19,243
USD 20,930,912 NZD 35,214,520 RBC Dominion Securities 06/05/26 174,918
USD 10,024,227 NZD 16,991,687 ANZ Banking Group Ltd. 06/22/26 3,300
USD 20,201,783 NZD 34,213,577 Citigroup 06/22/26 24,166
AUD 4,462,860 USD 3,204,277 ANZ Banking Group Ltd. 07/03/26 535
Total Appreciation $788,138
AUD 6,025,933 USD 4,345,111 ANZ Banking Group Ltd. 05/04/26 $ (12,774)
USD 141,555,063 AUD 200,287,911 Citigroup 05/04/26 (2,441,652)
USD 10,779,515 EUR 9,248,215 ANZ Banking Group Ltd. 05/05/26 (69,612)
USD 61,923,114 EUR 53,022,221 BNY Capital Markets 05/05/26 (277,519)
USD 302,612 CAD 419,817 Citigroup 05/06/26 (5,855)
USD 15,495,897 AUD 22,297,204 Citigroup 05/07/26 (533,772)
USD 61,275,606 EUR 52,738,866 Citigroup 05/07/26 (598,630)
USD 66,671 GBP 50,067 Citigroup 05/07/26 (1,362)
USD 42,215 GBP 31,401 Citigroup 05/07/26 (454)
USD 15,382,346 AUD 22,428,002 ANZ Banking Group Ltd. 05/08/26 (741,061)
USD 111,461,836 EUR 95,085,012 BNY Capital Markets 05/11/26 (115,363)
USD 9,334,632 CAD 12,977,091 Citigroup 05/11/26 (202,529)
USD 68,501,832 EUR 58,563,240 Citigroup 05/13/26 (225,684)
USD 42,504,973 NZD 72,833,509 ANZ Banking Group Ltd. 05/26/26 (409,211)
USD 3,553,445 EUR 3,072,699 HSBC Bank 05/26/26 (54,829)
USD 62,322,176 EUR 53,534,646 HSBC Bank 05/26/26 (543,620)
USD 1,337,374 EUR 1,156,535 State Street Bank and Trust 05/26/26 (20,746)
USD 12,455,914 NZD 21,164,608 ANZ Banking Group Ltd. 06/02/26 (17,556)
USD 22,815,515 NZD 39,782,799 Citigroup 06/02/26 (630,680)
USD 73,073,504 EUR 62,270,436 ANZ Banking Group Ltd. 06/04/26 (82,444)
USD 12,179,310 NZD 20,830,561 ANZ Banking Group Ltd. 06/05/26 (98,551)
USD 383,633 NZD 652,076 Citigroup 06/05/26 (711)
USD 1,262,718 NZD 2,202,225 RBC Dominion Securities 06/05/26 (35,308)
USD 9,273,238 NZD 15,790,148 RBC Dominion Securities 06/05/26 (33,724)

55
Dimensional Short-Duration Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 14,979,562 CAD 20,752,949 HSBC Bank 06/08/26 $ (290,772)
USD 2,480,716 CAD 3,425,939 Citigroup 06/12/26 (40,579)
USD 58,496,216 EUR 49,778,447 RBC Dominion Securities 06/15/26 (13,273)
USD 101,076,130 AUD 141,257,880 RBC Dominion Securities 07/03/26 (362,153)
Total (Depreciation) $(7,860,424)
Total Appreciation (Depreciation) $(7,072,286)
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Bonds
Australia ...................... $ — $ 279,148,482 $ — $ 279,148,482
Austria ....................... — 530,311 — 530,311
Belgium ...................... — 40,533,465 — 40,533,465
Canada ...................... — 450,871,513 — 450,871,513
Denmark ..................... — 44,002,051 — 44,002,051
Finland ....................... — 47,599,803 — 47,599,803
France ....................... — 230,249,031 — 230,249,031
Germany ..................... — 284,123,553 — 284,123,553
Ireland ....................... — 11,070,951 — 11,070,951
Italy ......................... — 49,129,105 — 49,129,105
Japan ........................ — 389,656,086 — 389,656,086
Luxembourg ................... — 11,674,162 — 11,674,162
Netherlands ................... — 148,969,839 — 148,969,839
New Zealand .................. — 163,337,656 — 163,337,656
Norway ....................... — 121,562,286 — 121,562,286
Singapore ..................... — 1,745,981 — 1,745,981
Spain ........................ — 98,833,756 — 98,833,756
Supranational .................. — 239,643,021 — 239,643,021
Sweden ...................... — 80,045,557 — 80,045,557
Switzerland .................... — 6,642,011 — 6,642,011
United Kingdom ................ — 187,315,700 — 187,315,700
United States .................. — 3,394,984,977 — 3,394,984,977
U.S. Treasury Obligations .......... — 245,588,845 — 245,588,845
Securities Lending Collateral ........ — 110,848,561 — 110,848,561
Total Investments .................
$— $6,638,106,703 $— $6,638,106,703
Financial Instruments
Assets
Forward Currency Contracts** ....... — 788,138 — 788,138
Liabilities
Forward Currency Contracts** ....... — (7,860,424) — (7,860,424)
Total Other Financial Instruments ....
$– $(7,072,286) $– $(7,072,286)
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

56
Dimensional Inflation-Protected Securities ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Face
Amount
Value†
(000)
U.S. TREASURY OBLIGATIONS — (99.5%)
Treasury Inflation-Protected Security
3.875%, 04/15/29 .......................................................... 35,086 $ 37,942,940
0.250%, 07/15/29 .......................................................... 70,979 69,426,322
0.125%, 01/15/30 .......................................................... 124,957 120,343,600
0.125%, 07/15/30 .......................................................... 137,715 132,040,834
0.125%, 01/15/31 .......................................................... 135,363 128,265,287
0.125%, 07/15/31 .......................................................... 130,348 122,761,318
0.125%, 01/15/32 .......................................................... 85,897 79,785,983
3.375%, 04/15/32 .......................................................... 82,806 91,850,941
1.125%, 01/15/33 .......................................................... 22,099 21,464,139
1.750%, 01/15/34 .......................................................... 26,522 26,614,613
1.875%, 07/15/34 .......................................................... 10,577 10,704,885
2.125%, 01/15/35 .......................................................... 10,091 10,337,357
1.875%, 07/15/35 .......................................................... 2,151 2,158,797
2.125%, 02/15/40 .......................................................... 57,457 56,563,023
2.125%, 02/15/41 .......................................................... 50,256 48,881,490
0.750%, 02/15/42 .......................................................... 36,893 28,543,110
0.625%, 02/15/43 .......................................................... 36,885 27,271,572
1.375%, 02/15/44 .......................................................... 36,874 30,602,140
0.750%, 02/15/45 .......................................................... 33,093 23,824,636
1.000%, 02/15/46 .......................................................... 22,147 16,459,785
TOTAL U.S. TREASURY OBLIGATIONS .......................................... 1,085,842,772
Shares Value†
MONEY MARKET FUNDS  — (0.5%)
State Street Institutional U.S. Government Money Market Fund
(r) 3.600% ............................................................... 5,93 1,646 5,931,646
TOTAL INVESTMENTS — (100.0%)
(Cost $1,093,226,637) ......................................................... $ 1,091,774,418
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
U.S. Treasury Obligations ........... $— $ 1,085,842,772 $— $ 1,085,842,772
Money Market Fund s ............... 5,931,646 — — 5,931,646
Total Investments ..................
$5,931,646 $1,085,842,772 $— $1,091,774,418
See accompanying Notes to Financial Statements.

57
Dimensional Global Core Plus Fixed Income ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Face
Amount ^
Value†
(000)
AGENCY OBLIGATIONS — (8.4%)
Federal National Mortgage
Association
2.000%, 05/01/56, 30 YR
TBA ............... 52,491 $ 41,987,211
3.500%, 05/01/56 ..... 16,543 15,056,386
6.500%, 05/01/56, 30 YR
TBA ............... 23,478 24,357,708
6.000%, 05/01/56, 30 YR
TBA ............... 53,543 54,658,436
2.500%, 05/01/56, 30 YR
TBA ............... 59,761 50,032,079
Government National Mortgage
Association
5.500%, 05/01/56 ..... 17,012 17,131,547
6.000%, 05/01/56, 30 YR
TBA ............... 20,562 20,962,090
TOTAL AGENCY
OBLIGATIONS ........... 224,185,457
BONDS — (87.3%)
AUSTRALIA — (6.3%)
APA Infrastructure, Ltd.
1.250%, 03/15/33, MTN . EUR 1,500 1,483,970
Australia & New Zealand
Banking Group, Ltd.
Ω SOFR+0.47%, FRN,
4.130%, 12/16/26(*) .... 430 430,469
EUR003M+0.40%, FRN,
2.420%, 05/21/27(*), MTN EUR 7,800 9,157,735
Ω SOFR+0.65%, FRN,
4.310%, 09/30/27(*) .... 560 561,950
EUR003M+0.48%, FRN,
2.650%, 10/29/27(*), MTN EUR 235 276,186
BBSW3M+1.20%, FRN,
5.570%, 11/04/27(*), MTN AUD 2,100 1,525,101
Ω SOFR+0.62%, FRN,
4.280%, 06/18/28(*) .... 2,300 2,307,107
BBSW3M+0.86%, FRN,
5.120%, 06/18/29(*), MTN AUD 2,500 1,809,576
SOFR+0.85%, FRN,
4.510%, 12/16/29(*) .... 1,172 1,183,805
Ω SOFR+0.85%, FRN,
4.510%, 12/16/29(*) .... 1,600 1,616,117
Ω SOFR+0.68%, FRN,
4.340%, 12/08/30(*) .... 1,500 1,507,614
BHP Billiton Finance, Ltd.
3.643%, 09/04/35, MTN . EUR 2,600 2,977,242
Commonwealth Bank of
Australia
Ω SOFR+0.46%, FRN,
4.120%, 11/27/26(*) .... 235 235,214
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
SOFR+0.46%, FRN,
4.120%, 11/27/26(*) .... 1,000 $ 1,000,912
BBSW3M+1.15%, FRN,
5.490%, 01/13/28(*), MTN AUD 2,800 2,034,435
SOFR+0.64%, FRN,
4.300%, 03/14/28(*), MTN 221 221,765
Ω SOFR+0.64%, FRN,
4.300%, 03/14/28(*) .... 695 697,406
BBSW3M+0.95%, FRN,
4.910%, 08/17/28(*), MTN AUD 2,000 1,450,781
Ω SOFR+0.81%, FRN,
4.470%, 03/14/30(*) .... 2,480 2,497,992
Ω SOFR+0.78%, FRN,
4.440%, 10/01/30(*) .... 10,000 10,057,840
Fortescue Treasury Pty, Ltd.
Ω 5.875%, 04/15/30 ...... 801 817,293
Ω 4.375%, 04/01/31 ...... 904 863,806
Ω 6.125%, 04/15/32 ...... 2,474 2,556,827
Glencore Capital Finance DAC
4.154%, 04/29/31, MTN . EUR 2,500 2,996,418
1.250%, 03/01/33, MTN . EUR 100 98,867
Glencore Funding LLC
Ω SOFRINDX+1.06%, FRN,
4.720%, 04/04/27(*) .... 150 150,568
Ω 6.500%, 10/06/33 ...... 780 846,465
Ω 5.634%, 04/04/34 ...... 100 102,775
Macquarie Bank, Ltd.
EUR003M+0.44%, FRN,
2.597%, 12/18/26(*), MTN EUR 100 117,440
Ω SOFR+0.92%, FRN,
4.580%, 07/02/27(*) .... 1,005 1,010,420
Ω SOFR+0.74%, FRN,
4.400%, 06/12/28(*) .... 4,400 4,418,325
3.202%, 09/17/29, MTN . EUR 4,525 5,301,997
Macquarie Group, Ltd.
0.943%, 01/19/29 ...... EUR 258 284,384
4.747%, 01/23/30, MTN . EUR 972 1,190,165
National Australia Bank, Ltd.
Ω SOFR+0.60%, FRN,
4.260%, 10/26/27(*) .... 5,655 5,671,202
BBSW3M+1.00%, FRN,
4.960%, 05/12/28(*), MTN AUD 2,300 1,668,299
Ω SOFR+0.65%, FRN,
4.310%, 06/13/28(*) .... 2,000 2,006,141
BBSW3M+0.90%, FRN,
5.210%, 03/22/29(*), MTN AUD 4,100 2,971,153
BBSW3M+0.82%, FRN,
4.777%, 11/14/29(*), MTN AUD 5,700 4,119,890
Ω SOFR+0.79%, FRN,
4.450%, 01/14/30(*) .... 7,360 7,417,445

58
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
Ω SOFR+0.68%, FRN,
4.340%, 01/13/31(*) .... 1,500 $ 1,504,543
Ω 4.951%, 01/10/34 ...... 624 629,245
New South Wales Treasury
Corp.
1.750%, 03/20/34 ...... AUD 21,200 11,638,570
4.750%, 09/20/35 ...... AUD 1,950 1,314,875
4.250%, 02/20/36 ...... AUD 6,920 4,457,363
3.500%, 11/20/37 ...... AUD 2,500 1,447,909
Northern Star Resources, Ltd.
Ω 6.125%, 04/11/33 ...... 100 103,659
Northern Territory Treasury
Corp.
5.750%, 04/21/37 ...... AUD 200 140,495
5.250%, 05/21/38 ...... AUD 1,500 998,749
Queensland Treasury Corp.
2.000%, 08/22/33 ...... AUD 15,200 8,679,470
Ω 1.750%, 07/20/34 ...... AUD 3,000 1,620,913
Ω 5.250%, 07/21/36 ...... AUD 400 277,284
Ω 5.000%, 07/21/37 ...... AUD 100 67,082
Ω 5.250%, 08/13/38 ...... AUD 6,200 4,203,450
Ω 2.250%, 04/16/40 ...... AUD 200 92,323
South Australian Government
Financing Authority
1.750%, 05/24/34 ...... AUD 5,650 3,078,229
2.000%, 05/23/36 ...... AUD 3,000 1,548,421
4.750%, 05/24/38 ...... AUD 1,730 1,125,833
2.250%, 05/24/40 ...... AUD 700 324,751
Treasury Corp. of Victoria
2.250%, 09/15/33 ...... AUD 21,000 12,163,489
2.250%, 11/20/34 ...... AUD 13,730 7,633,273
2.000%, 09/17/35 ...... AUD 2,100 1,106,134
4.750%, 09/15/36, MTN . AUD 1,100 729,150
2.000%, 11/20/37, MTN . AUD 15,050 7,292,691
5.250%, 09/15/38, MTN . AUD 2,370 1,600,600
5.500%, 09/15/39 ...... AUD 100 68,427
Western Australian Treasury
Corp.
2.000%, 10/24/34 ...... AUD 92 50,782
Westpac Banking Corp.
SOFR+0.52%, FRN,
4.180%, 06/03/26(*) .... 200 200,054
SOFR+0.46%, FRN,
4.120%, 10/20/26(*), MTN 745 745,656
5.535%, 11/17/28 ...... 100 103,302
1.953%, 11/20/28 ...... 350 331,209
BBSW3M+1.00%, FRN,
5.324%, 01/15/29(*), MTN AUD 2,300 1,670,465
SOFR+0.81%, FRN,
4.470%, 04/16/29(*) .... 1,035 1,044,325
BBSW3M+0.88%, FRN,
4.840%, 05/14/29(*), MTN AUD 2,800 2,028,436
# SOFR+0.82%, FRN,
4.480%, 07/01/30(*) .... 2,000 2,018,517
2.150%, 06/03/31 ...... 100 89,853
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
Woodside Finance, Ltd.
5.100%, 09/12/34 ...... 120 $ 118,282
TOTAL AUSTRALIA ....... 169,890,906
AUSTRIA — (0.0%)
OMV AG
3.875%, 11/10/40, MTN . EUR 200 222,797
TOTAL AUSTRIA ......... 222,797
BELGIUM — (0.6%)
Anheuser-Busch InBev SA/NV
1.500%, 04/18/30, MTN . EUR 90 99,062
2.750%, 03/17/36, MTN . EUR 10 10,714
Belfius Bank SA
4.125%, 09/12/29, MTN . EUR 100 120,536
Euroclear Holding NV
1.500%, 04/11/30 ...... EUR 100 109,362
Kingdom of Belgium
Government Bond
Ω 3.100%, 06/22/35 ...... EUR 209 237,555
Ω 1.900%, 06/22/38 ...... EUR 10,880 10,451,120
Ministeries Van de Vlaamse
Gemeenschap
3.375%, 06/22/35, MTN . EUR 4,400 5,047,560
3.250%, 06/22/37, MTN . EUR 200 222,034
3.675%, 06/22/40, MTN . EUR 300 335,695
TOTAL BELGIUM ........ 16,633,638
CANADA — (13.0%)
American National Group, Inc.
5.000%, 06/15/27 ...... 161 160,519
Ω 6.144%, 06/13/32 ...... 585 600,233
# 6.000%, 07/15/35 ...... 4,040 3,961,815
Bank of Montreal
SOFRINDX+0.62%, FRN,
4.280%, 09/15/26(*), MTN 126 126,131
SOFRINDX+0.76%, FRN,
4.420%, 06/04/27(*) .... 360 361,283
5.511%, 06/04/31 ...... 90 93,579
Bank of Nova Scotia (The)
SOFR+0.61%, FRN,
4.270%, 09/15/26(*) .... 250 250,317
SOFRINDX+0.78%, FRN,
4.440%, 06/04/27(*), MTN 150 150,582
SOFRINDX+1.08%, FRN,
4.740%, 08/01/29(*), MTN 920 928,227
Barrick North America Finance
LLC
5.750%, 05/01/43 ...... 100 99,650
Brookfield Finance, Inc.
6.350%, 01/05/34 ...... 355 377,724
5.675%, 01/15/35 ...... 144 146,224
Canada Housing Trust No. 1
CAONINDX+0.38%, FRN,
2.670%, 03/15/30(*) .... CAD 1,500 1,106,700
Canadian Government Bond

59
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
CANADA — (Continued)
2.500%, 12/01/32 ...... CAD 793 $ 553,620
5.750%, 06/01/33 ...... CAD 459 387,100
Canadian Imperial Bank of
Commerce
SOFR+1.22%, FRN,
4.880%, 10/02/26(*) .... 100 100,388
SOFR+0.94%, FRN,
4.600%, 06/28/27(*) .... 300 301,515
3.807%, 07/09/29, MTN . EUR 300 357,590
6.092%, 10/03/33 ...... 100 106,870
Canadian Natural Resources,
Ltd.
6.500%, 02/15/37 ...... 1,374 1,477,060
6.250%, 03/15/38 ...... 3,162 3,350,203
CDP Financial, Inc.
3.650%, 06/02/34 ...... CAD 2,425 1,756,366
3.650%, 06/02/35 ...... CAD 14,200 10,180,579
Cenovus Energy, Inc.
5.250%, 06/15/37 ...... 65 63,035
6.750%, 11/15/39 ...... 53 58,050
City of Montreal Canada
3.900%, 09/01/35 ...... CAD 3,900 2,819,255
Columbia Pipelines Holding Co.
LLC
Ω 5.681%, 01/15/34 ...... 700 714,875
CPPIB Capital, Inc.
1.250%, 12/07/27 ...... GBP 700 902,476
3.950%, 06/02/32 ...... CAD 6,400 4,803,926
4.750%, 06/02/33 ...... CAD 15,000 11,759,423
4.300%, 06/02/34 ...... CAD 2,200 1,673,655
0.750%, 02/02/37, MTN . EUR 4,450 3,916,108
Enbridge Energy Partners, LP
7.500%, 04/15/38 ...... 318 368,748
5.500%, 09/15/40 ...... 919 899,412
Enbridge, Inc.
4.500%, 06/10/44 ...... 100 84,267
Fairfax Financial Holdings, Ltd.
6.000%, 12/07/33 ...... 400 419,939
Hydro-Quebec
6.500%, 02/15/35 ...... CAD 1,800 1,569,773
ITC Holdings Corp.
5.300%, 07/01/43 ...... 300 274,658
Kinross Gold Corp.
6.250%, 07/15/33 ...... 437 466,845
Liberty Utilities Co.
Ω 5.869%, 01/31/34 ...... 150 154,655
Magna International, Inc.
4.375%, 03/17/32 ...... EUR 281 340,692
Methanex Corp.
# 5.250%, 12/15/29 ...... 1,972 1,959,930
5.650%, 12/01/44 ...... 380 345,522
OMERS Finance Trust
3.250%, 01/28/35 ...... EUR 3,000 3,463,319
Ontario Teachers' Finance Trust
Face
Amount^
Value†
(000)
CANADA — (Continued)
3.300%, 10/05/29, MTN . EUR 100 $ 118,320
Ω 1.850%, 05/03/32 ...... EUR 400 433,552
4.300%, 06/02/34 ...... CAD 6,575 4,968,470
Province of Alberta Canada
5.200%, 05/15/34, MTN . AUD 100 69,940
3.950%, 06/01/35 ...... CAD 22,980 16,954,820
Province of British Columbia
Canada
5.250%, 05/23/34, MTN . AUD 290 202,801
4.150%, 06/18/34 ...... CAD 22,250 16,719,785
4.000%, 06/18/35 ...... CAD 13,413 9,887,542
3.900%, 06/18/36 ...... CAD 3,550 2,567,106
3.400%, 05/24/39 ...... EUR 7,900 8,907,647
4.950%, 06/18/40 ...... CAD 3,000 2,323,981
Province of Manitoba Canada
3.900%, 12/02/32 ...... CAD 7,000 5,220,300
3.800%, 06/02/33 ...... CAD 10,050 7,427,519
4.250%, 06/02/34 ...... CAD 17,325 13,104,044
4.850%, 08/28/34, MTN . AUD 100 67,277
3.700%, 06/02/35 ...... CAD 23,963 17,281,670
3.800%, 06/02/36 ...... CAD 2,950 2,119,119
5.700%, 03/05/37 ...... CAD 2,600 2,161,891
4.650%, 03/05/40 ...... CAD 4,000 3,001,925
Province of Nova Scotia
Canada
3.850%, 06/01/35 ...... CAD 20,200 14,737,645
3.900%, 06/01/36 ...... CAD 3,000 2,174,080
Province of Ontario Canada
CAONINDX+0.44%, FRN,
2.730%, 02/21/30(*) .... CAD 750 553,460
CAONINDX+0.41%, FRN,
2.700%, 11/19/30(*), MTN CAD 4,750 3,499,038
3.650%, 06/02/33 ...... CAD 2,000 1,468,709
3.650%, 02/03/34 ...... CAD 675 493,309
5.350%, 05/08/34, MTN . AUD 395 279,055
4.150%, 06/02/34 ...... CAD 18,447 13,905,522
3.800%, 12/02/34 ...... CAD 14,400 10,549,526
3.600%, 06/02/35 ...... CAD 14,500 10,408,552
5.600%, 06/02/35 ...... CAD 675 560,987
3.950%, 12/02/35 ...... CAD 2,285 1,677,815
3.900%, 06/02/36 ...... CAD 3,850 2,800,535
4.600%, 06/02/39 ...... CAD 6,000 4,540,445
Province of Quebec Canada
0.500%, 01/25/32, MTN . EUR 1,000 1,010,575
3.250%, 09/01/32 ...... CAD 5,000 3,604,842
3.000%, 01/24/33, MTN . EUR 1,700 1,962,557
3.600%, 09/01/33 ...... CAD 6,075 4,428,711
4.450%, 09/01/34 ...... CAD 24,575 18,821,875
5.100%, 06/04/35, MTN . AUD 12,400 8,500,774
4.000%, 09/01/35 ...... CAD 11,865 8,731,249
5.750%, 12/01/36 ...... CAD 1,175 980,936
5.000%, 12/01/38 ...... CAD 850 665,518
Province of Saskatchewan
Canada

60
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
CANADA — (Continued)
3.300%, 05/08/34, MTN . EUR 1,200 $ 1,401,322
3.800%, 06/02/35 ...... CAD 25,400 18,523,656
PSP Capital, Inc.
3.250%, 07/02/34, MTN . EUR 1,000 1,160,514
Rogers Communications, Inc.
7.500%, 08/15/38 ...... 855 973,658
5.450%, 10/01/43 ...... 105 97,355
Royal Bank of Canada
5.228%, 06/24/30 ...... CAD 2,400 1,865,374
4.375%, 10/02/30, MTN . EUR 289 352,844
Spectra Energy Partners, LP
5.950%, 09/25/43 ...... 150 148,818
Suncor Energy, Inc.
7.150%, 02/01/32 ...... 296 328,076
6.800%, 05/15/38 ...... 1,741 1,904,556
6.850%, 06/01/39 ...... 702 774,161
Toronto-Dominion Bank (The)
SOFR+1.08%, FRN,
4.740%, 07/17/26(*), MTN 200 200,360
EUR003M+0.35%, FRN,
2.330%, 02/16/27(*) .... EUR 7,000 8,221,502
SOFR+0.73%, FRN,
4.390%, 04/05/27(*), MTN 260 260,891
BBSW3M+1.20%, FRN,
5.550%, 07/23/29(*), MTN AUD 3,300 2,389,968
SOFR+1.03%, FRN,
4.690%, 12/17/29(*) .... 7,000 7,032,303
1.952%, 04/08/30, MTN . EUR 200 221,840
3.563%, 04/16/31, MTN . EUR 2,100 2,465,188
3.200%, 03/10/32, MTN . 150 138,282
4.456%, 06/08/32 ...... 150 147,629
3.129%, 08/03/32, MTN . EUR 250 285,241
3.357%, 09/22/32, MTN . EUR 100 114,863
TransAlta Corp.
6.500%, 03/15/40 ...... 550 550,555
TransCanada PipeLines, Ltd.
6.200%, 10/15/37 ...... 1,366 1,449,223
7.625%, 01/15/39 ...... 432 509,785
6.100%, 06/01/40 ...... 1,270 1,320,397
TOTAL CANADA ......... 346,724,623
DENMARK — (1.3%)
DSV Finance BV
3.375%, 11/06/32, MTN . EUR 1,650 1,914,710
3.375%, 11/06/34, MTN . EUR 200 226,786
Kommunekredit
Δ 0.000%, 11/17/29, MTN EUR 400 423,900
Novo Nordisk Finance
Netherlands BV
3.125%, 01/21/29, MTN . EUR 200 235,003
3.250%, 01/21/31, MTN . EUR 3,892 4,556,219
3.125%, 05/27/33, MTN . EUR 4,778 5,483,717
3.375%, 05/21/34, MTN . EUR 9,256 10,653,912
3.375%, 02/20/35, MTN . EUR 2,201 2,517,721
3.625%, 05/27/37, MTN . EUR 3,179 3,643,046
Face
Amount^
Value†
(000)
DENMARK — (Continued)
NOVO Nordisk Finance
Netherlands BV
3.000%, 02/20/32, MTN . EUR 1,425 $ 1,639,720
3.625%, 02/20/38, MTN . EUR 2,000 2,278,734
Nykredit Realkredit A/S
3.625%, 07/24/30, MTN . EUR 100 117,312
Orsted A/S
3.750%, 03/01/30, MTN . EUR 1,425 1,679,677
TOTAL DENMARK ....... 35,370,457
FINLAND — (1.2%)
Kuntarahoitus OYJ
5.125%, 07/22/27, MTN . GBP 600 820,453
2.750%, 02/02/34, MTN . EUR 3,000 3,407,427
Neste OYJ
3.875%, 05/21/31, MTN . EUR 650 774,058
Nokia OYJ
6.625%, 05/15/39 ...... 9,200 9,698,824
Nordea Bank Abp
Ω SOFR+0.74%, FRN,
4.400%, 03/19/27(*) .... 535 536,802
Ω SOFR+0.70%, FRN,
4.360%, 03/17/28(*) .... 350 351,323
Nordea Kiinnitysluottopankki
OYJ
1.375%, 02/28/33 ...... EUR 3,045 3,178,206
OP Corporate Bank PLC
0.100%, 11/16/27, MTN . EUR 1,425 1,599,836
4.000%, 06/13/28, MTN . EUR 747 891,469
2.875%, 11/27/29, MTN . EUR 7,780 9,045,224
Stora Enso OYJ
4.250%, 09/01/29, MTN . EUR 177 212,287
Ω 7.250%, 04/15/36 ...... 495 532,041
Teollisuuden Voima OYJ
4.750%, 06/01/30, MTN . EUR 150 183,693
TOTAL FINLAND ......... 31,231,643
FRANCE — (5.6%)
Action Logement Services
4.125%, 10/03/38, MTN . EUR 700 818,346
Aeroports de Paris SA
3.500%, 03/20/33, MTN . EUR 2,200 2,536,132
Agence Francaise de
Developpement EPIC
3.500%, 02/25/33 ...... EUR 2,500 2,914,175
3.375%, 05/25/33 ...... EUR 1,400 1,615,850
Agence France Locale
3.125%, 03/20/33, MTN . EUR 8,200 9,334,140
3.125%, 03/20/34, MTN . EUR 300 339,014
AXA SA
3.375%, 05/31/34, MTN . EUR 1,225 1,423,689
Banque Federative du Credit
Mutuel SA
Ω SOFR+1.13%, FRN,
4.790%, 01/23/27(*) .... 200 200,954

61
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
FRANCE — (Continued)
Ω SOFRINDX+1.07%, FRN,
4.740%, 02/16/28(*) .... 250 $ 251,393
0.750%, 01/17/30, MTN . EUR 900 957,531
Ω SOFRINDX+1.23%, FRN,
4.890%, 01/22/30(*) .... 886 893,511
4.375%, 05/02/30, MTN . EUR 1,600 1,933,505
0.625%, 02/21/31, MTN . EUR 200 203,919
4.750%, 11/10/31, MTN . EUR 5,900 7,274,500
1.125%, 01/19/32, MTN . EUR 100 102,008
3.625%, 09/14/32, MTN . EUR 100 117,043
3.750%, 02/03/34, MTN . EUR 100 117,166
BNP Paribas SA
4.095%, 02/13/34, MTN . EUR 4,200 4,996,695
Bouygues SA
5.375%, 06/30/42 ...... EUR 300 386,663
BPCE SA
4.500%, 01/13/33, MTN . EUR 6,000 7,273,113
3.875%, 01/25/36, MTN . EUR 3,100 3,659,759
Bpifrance SACA
3.375%, 11/25/32, MTN . EUR 2,500 2,915,033
3.375%, 05/25/34, MTN . EUR 1,700 1,952,468
Caisse d'Amortissement de la
Dette Sociale
2.875%, 05/25/30, MTN . EUR 200 233,115
Caisse des Depots et
Consignations
3.125%, 05/25/33 ...... EUR 5,600 6,426,749
Caisse Francaise de
Financement Local SA
3.125%, 07/20/33, MTN . EUR 19,300 22,250,547
Capgemini Se
3.500%, 09/25/34 ...... EUR 1,500 1,680,124
Cofiroute SA
3.125%, 03/06/33, MTN . EUR 200 226,933
Covivio SA
4.625%, 06/05/32, MTN . EUR 1,200 1,459,371
3.625%, 06/17/34, MTN . EUR 500 562,880
Credit Agricole SA
3.125%, 02/26/32, MTN . EUR 500 575,730
4.375%, 11/27/33, MTN . EUR 1,200 1,452,716
3.500%, 09/26/34 ...... EUR 200 228,271
Credit Mutuel Arkea SA
3.635%, 07/17/35, MTN . EUR 1,900 2,185,999
Electricite de France SA
4.625%, 04/26/30, MTN . EUR 50 61,360
Engie SA
4.250%, 09/06/34, MTN . EUR 2,100 2,533,787
French Republic Government
Bond OAT
Ω 2.500%, 05/25/30 ...... EUR 1,098 1,264,179
Gestion Securite de Stocks
Securite SA
3.375%, 06/29/30, MTN . EUR 100 118,238
ICADE
1.000%, 01/19/30 ...... EUR 100 105,959
Face
Amount^
Value†
(000)
FRANCE — (Continued)
4.375%, 05/22/35, MTN . EUR 1,600 $ 1,822,424
Ile-de-France Mobilites
1.000%, 05/25/34, MTN . EUR 1,300 1,240,239
0.675%, 11/24/36, MTN . EUR 1,100 932,158
L'Oreal SA
3.375%, 01/19/36, MTN . EUR 1,900 2,182,285
LVMH Moet Hennessy Louis
Vuitton SE
3.250%, 09/07/29, MTN . EUR 200 236,006
3.375%, 02/05/30, MTN . EUR 200 236,657
3.000%, 03/07/32, MTN . EUR 13,100 15,066,395
3.125%, 11/07/32, MTN . EUR 2,600 3,000,393
3.500%, 09/07/33, MTN . EUR 2,700 3,170,566
Orange SA
8.125%, 11/20/28, MTN . GBP 50 72,859
Praemia Healthcare SACA
0.875%, 11/04/29 ...... EUR 500 529,382
1.375%, 09/17/30 ...... EUR 500 526,632
RCI Banque SA
3.500%, 01/17/28, MTN . EUR 1,425 1,676,444
3.375%, 07/26/29, MTN . EUR 625 730,495
3.875%, 09/30/30, MTN . EUR 150 176,922
4.125%, 04/04/31 ...... EUR 575 684,463
3.750%, 02/16/32, MTN . EUR 600 692,540
3.625%, 11/03/32, MTN . EUR 1,600 1,825,761
Region of Ile de France
3.650%, 05/25/35, MTN . EUR 1,600 1,865,000
3.625%, 05/25/36, MTN . EUR 500 575,719
SNCF Reseau
1.875%, 03/30/34, MTN . EUR 2,300 2,359,435
Societe Des Grands Projets
EPIC
1.125%, 05/25/34, MTN . EUR 100 97,096
Societe Generale SA
6.250%, 06/22/33, MTN . GBP 1,700 2,403,451
Societe Nationale SNCF SACA
3.375%, 05/25/33 ...... EUR 100 116,022
Tikehau Capital SCA
6.625%, 03/14/30 ...... EUR 300 381,600
4.250%, 04/08/31 ...... EUR 300 352,989
TotalEnergies Capital
International SA
3.455%, 02/19/29 ...... 250 245,553
1.994%, 04/08/32, MTN . EUR 100 108,429
2.986%, 06/29/41 ...... 1,253 940,174
TotalEnergies Capital SA
5.150%, 04/05/34 ...... 2,932 2,995,349
UNEDIC ASSEO
1.250%, 05/25/33, MTN . EUR 4,600 4,671,239
3.375%, 11/25/33, MTN . EUR 200 232,615
Unibail-Rodamco-Westfield SE
3.500%, 09/11/29, MTN . EUR 500 587,818
4.125%, 12/11/30, MTN . EUR 1,000 1,198,621
1.875%, 01/15/31, MTN . EUR 300 323,703

62
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
FRANCE — (Continued)
3.875%, 09/11/34, MTN . EUR 300 $ 347,213
Veolia Environnement SA
6.125%, 11/25/33, MTN . EUR 50 67,832
Vinci SA
EUR003M+0.25%, FRN,
2.240%, 05/13/26(*), MTN EUR 1,000 1,173,075
WEA Finance LLC
Ω 2.875%, 01/15/27 ...... 300 296,701
Ω 3.500%, 06/15/29 ...... 1,209 1,165,931
Wendel SE
4.500%, 06/19/30 ...... EUR 100 120,599
TOTAL FRANCE ......... 151,011,350
GERMANY — (3.1%)
Allianz Finance II BV
1.500%, 01/15/30, MTN . EUR 700 778,587
Bayer AG
4.625%, 05/26/33, MTN . EUR 120 147,252
Bayer US Finance II LLC
Ω 4.200%, 07/15/34 ...... 855 785,841
Ω 5.500%, 07/30/35 ...... 205 202,467
Ω 4.625%, 06/25/38 ...... 3,269 2,941,288
Ω 4.400%, 07/15/44 ...... 602 477,308
Bayer US Finance LLC
Ω 6.500%, 11/21/33 ...... 920 979,253
BMW Finance NV
3.250%, 07/22/30, MTN . EUR 90 105,964
BMW International Investment
BV
3.500%, 11/17/32, MTN . EUR 235 273,288
3.500%, 01/22/33, MTN . EUR 1,815 2,107,001
3.375%, 08/27/34, MTN . EUR 650 737,728
BMW US Capital LLC
Ω SOFRINDX+0.80%, FRN,
4.470%, 08/13/26(*) .... 350 350,573
Ω SOFRINDX+0.92%, FRN,
4.590%, 08/13/27(*) .... 100 100,428
Ω # 4.850%, 08/13/31 ...... 100 99,812
Ω 3.700%, 04/01/32 ...... 956 894,549
3.375%, 02/02/34, MTN . EUR 176 200,165
Ω 5.400%, 03/21/35 ...... 175 177,133
Bundesrepublik Deutschland
Bundesanleihe
2.100%, 11/15/29 ...... EUR 127 146,093
Deutsche Bahn AG
1.875%, 05/24/30, MTN . EUR 100 112,325
0.625%, 04/15/36, MTN . EUR 100 88,300
3.375%, 01/29/38, MTN . EUR 4,181 4,739,671
0.875%, 06/23/39, MTN . EUR 143 116,795
Deutsche Boerse AG
3.750%, 09/28/29 ...... EUR 200 238,677
1.500%, 04/04/32 ...... EUR 4,500 4,776,440
3.875%, 09/28/33 ...... EUR 5,900 7,081,694
Deutsche Post AG
3.500%, 03/25/36, MTN . EUR 1,108 1,272,087
Face
Amount^
Value†
(000)
GERMANY — (Continued)
Deutsche Telekom International
Finance BV
8.875%, 11/27/28, MTN . GBP 40 $ 59,362
Ω 4.875%, 03/06/42 ...... 500 455,532
E.ON International Finance BV
5.875%, 10/30/37, MTN . GBP 100 131,601
Ω 6.650%, 04/30/38 ...... 500 545,892
E.ON SE
4.000%, 08/29/33, MTN . EUR 65 78,148
Fresenius Medical Care US
Finance III, Inc.
Ω 1.875%, 12/01/26 ...... 372 365,615
Ω 2.375%, 02/16/31 ...... 2,375 2,113,256
Ω 3.000%, 12/01/31 ...... 2,035 1,819,401
Hamburg Commercial Bank AG
3.500%, 01/31/30, MTN . EUR 133 155,583
Heidelberg Materials AG
3.950%, 07/19/34, MTN . EUR 250 295,646
Mercedes-Benz Finance North
America LLC
8.500%, 01/18/31 ...... 100 115,906
Ω 5.050%, 08/03/33 ...... 300 300,280
Ω 5.000%, 01/11/34 ...... 1,008 996,606
Mercedes-Benz International
Finance BV
3.700%, 05/30/31, MTN . EUR 90 107,351
RWE Finance US LLC
Ω 5.875%, 04/16/34 ...... 500 517,305
Siemens
Financieringsmaatschappij NV
1.000%, 02/25/30 ...... EUR 300 326,775
1.375%, 09/06/30, MTN . EUR 258 284,678
3.125%, 05/27/33, MTN . EUR 8,700 10,046,085
0.500%, 09/05/34, MTN . EUR 262 244,923
3.625%, 05/27/36, MTN . EUR 1,400 1,630,484
3.375%, 02/22/37 ...... EUR 16,700 18,832,786
Ω 2.875%, 03/11/41 ...... 316 236,331
Sixt SE
3.250%, 01/22/30, MTN . EUR 100 116,190
State of Lower Saxony
0.125%, 01/10/30 ...... EUR 382 404,660
Sudzucker International Finance
BV
4.125%, 01/29/32 ...... EUR 4,500 5,278,874
T-Mobile USA, Inc.
6.700%, 12/15/33 ...... 1,695 1,859,937
4.375%, 04/15/40 ...... 625 546,548
Volkswagen Bank GmbH
4.625%, 05/03/31, MTN . EUR 100 120,869
Volkswagen Financial Services
AG
3.625%, 05/19/29 ...... EUR 400 469,685
0.375%, 02/12/30, MTN . EUR 190 198,604
3.875%, 09/10/30 ...... EUR 533 631,856
3.875%, 11/19/31 ...... EUR 500 586,089

63
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
GERMANY — (Continued)
Volkswagen Group of America
Finance LLC
Ω 5.800%, 03/27/35 ...... 550 $ 554,380
Volkswagen International
Finance NV
4.250%, 03/29/29, MTN . EUR 100 119,832
4.125%, 09/02/35, MTN . EUR 400 462,561
Volkswagen Leasing GmbH
4.750%, 09/25/31, MTN . EUR 385 473,198
ZF North America Capital, Inc.
Ω 6.875%, 04/14/28 ...... 668 684,429
Ω 7.125%, 04/14/30 ...... 1,755 1,759,670
TOTAL GERMANY ....... 83,857,647
IRELAND — (0.1%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
3.300%, 01/30/32 ...... 395 361,045
3.400%, 10/29/33 ...... 470 417,707
3.850%, 10/29/41 ...... 1,450 1,164,957
ESB Finance DAC
4.250%, 03/03/36, MTN . EUR 400 483,239
Ireland Government Bond
0.200%, 10/18/30 ...... EUR 160 167,549
TOTAL IRELAND ......... 2,594,497
ITALY — (1.5%)
Eni SpA
4.250%, 05/19/33, MTN . EUR 3,900 4,733,613
3.875%, 01/15/34, MTN . EUR 1,500 1,772,005
Ω 5.700%, 10/01/40 ...... 100 98,694
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27 ...... 222 220,473
Ω 4.000%, 09/23/29 ...... 250 244,596
5.125%, 08/29/31, MTN . EUR 150 189,426
5.625%, 03/08/33, MTN . EUR 150 195,150
6.625%, 05/31/33, MTN . GBP 975 1,398,687
Ω 6.625%, 06/20/33 ...... 1,853 2,018,037
Ω 7.200%, 11/28/33 ...... 1,655 1,863,401
2.625%, 03/11/36, MTN . GBP 1,500 1,534,406
Italy Buoni Poliennali Del
Tesoro
0.950%, 06/01/32 ...... EUR 25 25,482
4.350%, 11/01/33 ...... EUR 1,219 1,503,196
Ω 4.000%, 04/30/35 ...... EUR 500 599,635
3.600%, 10/01/35 ...... EUR 693 800,893
Ω 0.950%, 03/01/37 ...... EUR 450 391,153
Ω 2.950%, 09/01/38 ...... EUR 6,438 6,780,638
Telecom Italia Capital SA
6.375%, 11/15/33 ...... 1,720 1,805,015
6.000%, 09/30/34 ...... 1,005 1,033,556
7.200%, 07/18/36 ...... 3,256 3,554,093
7.721%, 06/04/38 ...... 3,437 3,891,591
UniCredit SpA
4.000%, 03/05/34, MTN . EUR 2,600 3,088,669
Var Energi ASA
Face
Amount^
Value†
(000)
ITALY — (Continued)
3.875%, 03/12/31, MTN . EUR 950 $ 1,112,549
Ω 8.000%, 11/15/32 ...... 958 1,088,927
TOTAL ITALY ........... 39,943,885
JAPAN — (5.9%)
7-Eleven, Inc.
Ω 2.500%, 02/10/41 ...... 1,075 721,482
Aircastle, Ltd.
Ω 2.850%, 01/26/28 ...... 550 533,434
Ω 5.950%, 02/15/29 ...... 1,100 1,130,127
American Honda Finance Corp.
SOFR+0.55%, FRN,
4.210%, 05/21/26(*), MTN 150 150,017
SOFRINDX+0.72%, FRN,
4.380%, 10/05/26(*), MTN 624 624,765
SOFR+0.77%, FRN,
4.430%, 03/12/27(*) .... 200 200,240
SOFR+0.71%, FRN,
4.370%, 07/09/27(*), MTN 610 610,028
SOFR+0.72%, FRN,
4.380%, 10/22/27(*), MTN 100 99,963
SOFR+0.82%, FRN,
4.480%, 03/03/28(*) .... 1,644 1,643,704
3.300%, 03/21/29, MTN . EUR 200 234,017
3.650%, 04/23/31, MTN . EUR 2,601 3,037,258
3.500%, 06/27/31 ...... EUR 206 239,137
3.950%, 03/19/32, MTN . EUR 4,180 4,923,193
4.900%, 01/10/34, MTN . 450 440,626
5.200%, 03/05/35 ...... 150 148,571
Development Bank of Japan,
Inc.
4.750%, 11/26/27, MTN . EUR 50 60,266
Japan Government Five Year
Bond
0.400%, 12/20/28 ...... JPY 1,313,000 8,142,016
Japan Government Ten Year
Bond
0.100%, 06/20/27 ...... JPY 1,408,550 8,886,615
0.100%, 06/20/31 ...... JPY 299,000 1,739,144
Japan Government Thirty Year
Bond
2.300%, 03/20/35 ...... JPY 727,500 4,608,591
2.500%, 06/20/36 ...... JPY 2,113,150 13,441,471
Japan Government Twenty Year
Bond
1.500%, 03/20/34 ...... JPY 804,350 4,848,736
0.400%, 03/20/36 ...... JPY 2,387,000 12,437,594
0.600%, 12/20/37 ...... JPY 4,435,100 22,329,889
0.500%, 06/20/38 ...... JPY 2,038,150 9,958,523
1.100%, 06/20/43 ...... JPY 2,633,050 12,108,451
JT International Financial
Services BV
3.625%, 04/11/34, MTN . EUR 4,100 4,680,121
4.125%, 06/17/35, MTN . EUR 200 234,030
Mizuho Financial Group, Inc.

64
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
JAPAN — (Continued)
2.096%, 04/08/32, MTN . EUR 250 $ 269,083
4.029%, 09/05/32, MTN . EUR 300 358,232
4.416%, 05/20/33, MTN . EUR 4,700 5,719,539
3.980%, 05/21/34, MTN . EUR 800 944,753
3.767%, 08/27/34, MTN . EUR 400 465,777
Nissan Motor Acceptance Co.
LLC
Ω 1.850%, 09/16/26 ...... 165 162,788
Ω 5.300%, 09/13/27 ...... 315 314,021
Ω 2.750%, 03/09/28 ...... 689 653,358
2.750%, 03/09/28 ...... 45 42,672
Ω 2.450%, 09/15/28 ...... 315 290,997
Ω 7.050%, 09/15/28 ...... 986 1,011,163
Nissan Motor Co., Ltd.
Ω 4.345%, 09/17/27 ...... 550 543,411
Ω 4.810%, 09/17/30 ...... 7,055 6,588,801
NTT Finance Corp.
3.678%, 07/16/33 ...... EUR 1,475 1,719,943
Ω 3.678%, 07/16/33 ...... EUR 1,054 1,229,031
3.619%, 03/04/35, MTN . EUR 920 1,056,476
ORIX Corp.
3.780%, 05/29/29, MTN . EUR 250 295,330
3.447%, 10/22/31, MTN . EUR 7,985 9,221,384
Protective Life Corp.
8.450%, 10/15/39 ...... 249 298,906
SoftBank Group Corp.
3.375%, 07/06/29 ...... EUR 200 220,205
6.750%, 07/08/29 ...... 200 198,016
4.000%, 09/19/29 ...... EUR 100 113,221
5.250%, 07/06/31 ...... 750 690,342
7.000%, 07/08/31 ...... 2,311 2,270,685
3.875%, 07/06/32 ...... EUR 100 103,915
5.750%, 07/08/32 ...... EUR 1,155 1,302,437
Sumitomo Mitsui Financial
Group, Inc.
SOFR+1.17%, FRN,
4.830%, 07/09/29(*) .... 1,258 1,270,459
0.632%, 10/23/29, MTN . EUR 506 541,650
SOFR+1.05%, FRN,
4.710%, 04/15/30(*) .... 250 251,190
3.318%, 10/07/31, MTN . EUR 258 299,797
Sumitomo Mitsui Trust Bank,
Ltd.
Ω SOFR+0.98%, FRN,
4.640%, 09/10/27(*) .... 450 452,943
Toyota Motor Credit Corp.
SOFR+0.45%, FRN,
4.120%, 05/15/26(*) .... 305 305,027
SOFRINDX+0.89%, FRN,
4.560%, 05/18/26(*) .... 100 100,037
SOFR+0.77%, FRN,
4.440%, 08/07/26(*) .... 200 200,277
SOFR+0.65%, FRN,
4.310%, 03/19/27(*), MTN 100 100,275
Face
Amount^
Value†
(000)
JAPAN — (Continued)
3.850%, 07/24/30, MTN . EUR 100 $ 119,344
TOTAL JAPAN ........... 157,937,494
LUXEMBOURG — (0.7%)
Aareal Bank AG
0.250%, 11/23/27 ...... EUR 200 223,724
ArcelorMittal SA
3.500%, 12/13/31, MTN . EUR 3,520 4,093,593
# 6.800%, 11/29/32 ...... 2,507 2,770,091
6.000%, 06/17/34 ...... 101 106,745
Eurofins Scientific SE
3.875%, 02/05/33 ...... EUR 712 824,429
JAB Holdings BV
5.000%, 06/12/33 ...... EUR 5,700 7,094,899
4.375%, 04/25/34 ...... EUR 1,700 2,029,329
2.250%, 12/19/39 ...... EUR 200 180,338
SELP Finance Sarl
3.750%, 01/16/32, MTN . EUR 1,573 1,833,117
TOTAL LUXEMBOURG .... 19,156,265
MEXICO — (0.2%)
El Puerto de Liverpool SAB de
CV
Ω 6.658%, 01/22/37 ...... 2,000 2,086,800
Mexico Government
International Bond
1.450%, 10/25/33 ...... EUR 2,000 1,891,839
6.625%, 01/29/38 ...... 1,000 1,030,300
5.125%, 03/19/38 ...... EUR 362 417,429
TOTAL MEXICO ......... 5,426,368
NETHERLANDS — (1.6%)
ABN AMRO Bank NV
2.750%, 06/04/29, MTN . EUR 1,300 1,509,638
3.125%, 01/21/30, MTN . EUR 100 117,245
3.000%, 02/25/31, MTN . EUR 4,300 4,983,371
3.000%, 10/01/31 ...... EUR 4,600 5,311,161
3.000%, 09/22/32, MTN . EUR 4,000 4,560,722
BNG Bank NV
2.450%, 07/21/32, MTN . AUD 1,600 964,921
0.010%, 10/05/32, MTN . EUR 1,300 1,252,976
0.125%, 04/19/33, MTN . EUR 1,800 1,717,740
Cooperatieve Rabobank UA
SOFRINDX+0.90%, FRN,
4.560%, 10/05/26(*) .... 6,655 6,671,038
SOFRINDX+0.89%, FRN,
4.550%, 10/17/29(*) .... 3,145 3,171,607
3.822%, 07/26/34, MTN . EUR 1,000 1,176,972
5.250%, 05/23/41, MTN . GBP 351 441,091
5.250%, 05/24/41 ...... 350 343,715
Cooperatieve Rabobank UA/NY
# SOFR+0.70%, FRN,
4.360%, 01/14/31(*) .... 1,500 1,501,005
Enexis Holding NV
0.625%, 06/17/32, MTN . EUR 1,360 1,341,200
3.250%, 04/09/33, MTN . EUR 1,968 2,267,040

65
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
NETHERLANDS — (Continued)
Heineken NV
4.125%, 03/23/35, MTN . EUR 100 $ 119,801
Koninklijke KPN NV
3.875%, 02/16/36, MTN . EUR 3,400 3,956,936
Koninklijke Philips NV
6.875%, 03/11/38 ...... 213 235,069
5.000%, 03/15/42 ...... 100 91,069
Netherlands Government Bond
Ω Δ 0.000%, 07/15/30 ..... EUR 160 167,399
TOTAL NETHERLANDS ... 41,901,716
NEW ZEALAND — (0.8%)
New Zealand Government Bond
3.500%, 04/14/33 ...... NZD 8,000 4,435,511
4.250%, 05/15/34 ...... NZD 11,924 6,866,527
2.750%, 04/15/37 ...... NZD 19,282 9,367,920
TOTAL NEW ZEALAND .... 20,669,958
NORWAY — (0.8%)
Aker BP ASA
4.000%, 05/29/32, MTN . EUR 8,900 10,515,387
Ω 6.000%, 06/13/33 ...... 1,000 1,043,167
Ω 5.125%, 10/01/34 ...... 735 718,691
Equinor ASA
3.125%, 04/06/30 ...... 250 239,001
2.375%, 05/22/30 ...... 250 231,526
1.375%, 05/22/32, MTN . EUR 5,118 5,332,130
1.625%, 02/17/35, MTN . EUR 762 758,357
4.750%, 11/14/35 ...... 500 492,478
3.625%, 04/06/40 ...... 900 750,371
5.100%, 08/17/40 ...... 1,492 1,465,688
4.250%, 11/23/41 ...... 105 91,102
3.950%, 05/15/43 ...... 310 254,845
SpareBank 1 SMN
3.500%, 05/23/29, MTN . EUR 349 412,820
TOTAL NORWAY ........ 22,305,563
SINGAPORE — (0.4%)
DBS Group Holdings, Ltd.
SOFR+0.60%, FRN,
4.260%, 03/21/28(*) .... 4,600 4,614,423
Ω SOFR+0.60%, FRN,
4.260%, 03/21/28(*) .... 300 300,941
Ω SOFR+0.65%, FRN,
4.310%, 03/21/30(*) .... 1,750 1,759,861
P3 Group Sarl
3.375%, 03/22/31, MTN . EUR 827 949,928
United Overseas Bank, Ltd.
Ω SOFRINDX+0.58%, FRN,
4.240%, 04/02/28(*) .... 2,250 2,255,988
TOTAL SINGAPORE ...... 9,881,141
SPAIN — (1.2%)
Abertis France SAS
4.250%, 03/18/30, MTN . EUR 100 119,853
Acciona Energia Financiacion
Filiales SA
Face
Amount^
Value†
(000)
SPAIN — (Continued)
3.750%, 04/25/30, MTN . EUR 100 $ 117,423
5.125%, 04/23/31, MTN . EUR 4,400 5,430,330
Autonomous Community of
Madrid Spain
3.596%, 04/30/33 ...... EUR 90 107,579
Banco Santander SA
4.250%, 06/12/30, MTN . EUR 200 242,083
6.938%, 11/07/33 ...... 200 224,312
CaixaBank SA
4.250%, 09/06/30, MTN . EUR 200 243,077
4.375%, 11/29/33, MTN . EUR 8,000 9,838,527
Naturgy Finance Iberia SA
3.625%, 10/02/34, MTN . EUR 200 228,996
Santander UK PLC
3.346%, 03/25/30, MTN . EUR 650 761,073
Spain Government Bond
Ω 3.550%, 10/31/33 ...... EUR 247 295,503
Ω 0.850%, 07/30/37 ...... EUR 574 502,843
Ω 3.900%, 07/30/39 ...... EUR 3,588 4,274,696
Telefonica Emisiones SA
3.724%, 01/23/34 ...... EUR 3,600 4,129,017
4.055%, 01/24/36, MTN . EUR 1,300 1,499,947
7.045%, 06/20/36 ...... 2,636 2,908,801
Telefonica Europe BV
5.875%, 02/14/33, MTN . EUR 50 65,794
Werfen SA
4.250%, 05/03/30, MTN . EUR 1,000 1,197,441
TOTAL SPAIN ........... 32,187,295
SUPRANATIONAL — (2.2%)
Asian Development Bank
SOFRINDX+1.00%, FRN,
4.660%, 08/27/26(*), MTN 200 200,582
Eurofima Europaeische
Gesellschaft fuer die
Finanzierung von
Eisenbahnmaterial
0.100%, 05/20/30, MTN . EUR 100 104,248
European Bank for
Reconstruction & Development
SOFRINDX+0.33%, FRN,
4.000%, 02/20/28(*), MTN 1,478 1,479,133
SOFRINDX+0.30%, FRN,
3.970%, 02/16/29(*) .... 1,400 1,398,869
European Financial Stability
Facility
0.125%, 03/18/30 ...... EUR 114 120,265
2.625%, 05/07/30, MTN . EUR 700 811,777
1.250%, 05/24/33, MTN . EUR 2,630 2,719,837
3.375%, 08/30/38, MTN . EUR 4,050 4,697,255
European Investment Bank
SONCINDX+1.00%, FRN,
4.750%, 01/18/27(*), MTN GBP 2,000 2,733,830
SOFRINDX+0.32%, FRN,
3.990%, 08/14/29(*) .... 258 258,358

66
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
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(000)
SUPRANATIONAL — (Continued)
4.000%, 04/15/30, MTN . EUR 500 $ 611,674
0.010%, 11/15/35 ...... EUR 3,600 3,117,393
European Union
2.750%, 12/13/32, MTN . EUR 3,400 3,900,998
3.250%, 07/04/34 ...... EUR 1,140 1,336,857
Δ 0.000%, 07/04/35, MTN EUR 700 609,327
0.200%, 06/04/36, MTN . EUR 400 343,324
3.375%, 10/04/38, MTN . EUR 3,000 3,422,551
0.450%, 07/04/41, MTN . EUR 1,000 724,733
Inter-American Development
Bank
SOFRINDX+0.28%, FRN,
3.940%, 04/12/27(*) .... 400 400,235
SOFRINDX+0.35%, FRN,
4.010%, 10/04/27(*) .... 1,120 1,122,307
SOFRINDX+0.27%, FRN,
3.930%, 03/20/28(*), MTN 755 755,461
SOFRINDX+0.35%, FRN,
4.010%, 10/05/28(*) .... 405 406,114
SOFRINDX+0.30%, FRN,
3.970%, 02/15/29(*) .... 1,600 1,600,960
SOFRINDX+0.37%, FRN,
4.030%, 08/01/29(*), MTN 800 802,997
SOFRINDX+0.39%, FRN,
4.050%, 03/13/30(*) .... 11,700 11,737,731
International Bank for
Reconstruction & Development
SOFRINDX+0.18%, FRN,
3.840%, 06/15/26(*) .... 100 100,013
SOFRINDX+0.31%, FRN,
3.970%, 09/23/26(*) .... 510 510,329
SOFRINDX+0.37%, FRN,
4.030%, 01/12/27(*) .... 750 750,925
SOFRINDX+0.28%, FRN,
3.950%, 02/23/27(*) .... 550 550,627
SOFRINDX+0.27%, FRN,
3.930%, 06/15/27(*) .... 1,021 1,022,539
SOFRINDX+0.43%, FRN,
4.100%, 08/19/27(*) .... 1,050 1,053,770
SOFRINDX+0.30%, FRN,
3.970%, 05/15/28(*) .... 1,150 1,152,339
SOFRINDX+0.29%, FRN,
3.960%, 11/22/28(*) .... 1,100 1,101,265
SOFRINDX+0.30%, FRN,
3.960%, 01/24/29(*) .... 750 751,297
International Finance Corp.
SOFRINDX+0.31%, FRN,
3.970%, 08/28/28(*), MTN 4,800 4,811,331
3.635%, 08/26/33, MTN . AUD 1,000 643,128
Nordic Investment Bank
SOFRINDX+1.00%, FRN,
4.670%, 05/12/26(*) .... 450 450,111
TOTAL SUPRANATIONAL . 58,314,490
Face
Amount^
Value†
(000)
SWEDEN — (0.6%)
Castellum Helsinki Finance
Holding Abp
0.875%, 09/17/29, MTN . EUR 150 $ 164,452
Investor AB
2.750%, 06/10/32 ...... EUR 200 226,064
0.375%, 10/29/35, MTN . EUR 600 518,996
Lansforsakringar Bank AB
3.250%, 01/22/30, MTN . EUR 750 877,674
Skandinaviska Enskilda Banken
AB
EUR003M+0.38%, FRN,
2.530%, 05/03/27(*), MTN EUR 2,050 2,407,264
3.375%, 02/10/33, MTN . EUR 350 403,052
Svensk Exportkredit AB
3.375%, 08/30/30, MTN . EUR 150 177,714
Svenska Handelsbanken AB
Ω SOFR+0.66%, FRN,
4.320%, 05/28/27(*) .... 435 435,874
Ω SOFR+0.74%, FRN,
4.400%, 05/23/28(*) .... 3,235 3,248,562
0.050%, 09/06/28, MTN . EUR 435 476,498
2.625%, 09/05/29 ...... EUR 500 577,446
2.875%, 02/17/32, MTN . EUR 4,521 5,193,882
Swedbank AB
4.125%, 11/13/28, MTN . EUR 200 240,305
TOTAL SWEDEN ......... 14,947,783
SWITZERLAND — (0.1%)
Sika Capital BV
3.750%, 05/03/30 ...... EUR 346 411,450
Tyco Electronics Group SA
3.250%, 01/31/33 ...... EUR 1,350 1,541,789
UBS Group AG
0.625%, 02/24/33 ...... EUR 1,000 955,216
TOTAL SWITZERLAND .... 2,908,455
UNITED ARAB EMIRATES
— (0.1%)
CI Financial Corp.
3.200%, 12/17/30 ...... 1,766 1,582,599
TOTAL UNITED ARAB
EMIRATES ............. 1,582,599
UNITED KINGDOM — (3.3%)
AstraZeneca Finance LLC
4.900%, 02/26/31 ...... 1,100 1,122,038
Barclays PLC
3.250%, 01/17/33, MTN . GBP 1,500 1,747,436
BAT Capital Corp.
5.834%, 02/20/31 ...... 100 104,619
6.000%, 02/20/34 ...... 220 232,764
4.390%, 08/15/37 ...... 2,441 2,222,871
3.734%, 09/25/40 ...... 419 334,793
7.079%, 08/02/43 ...... 2,572 2,840,988
BAT International Finance PLC
4.125%, 04/12/32, MTN . EUR 350 415,759

67
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED KINGDOM — (Continued)
British Telecommunications
PLC
5.750%, 12/07/28 ...... GBP 335 $ 461,973
Cadent Finance PLC
5.625%, 01/11/36 ...... GBP 669 868,905
CK Hutchison Group Telecom
Finance SA
1.500%, 10/17/31 ...... EUR 444 463,340
Diageo Finance PLC
3.375%, 08/30/35, MTN . EUR 330 372,478
Eastern Power Networks PLC
2.125%, 11/25/33, MTN . GBP 1,060 1,139,596
5.375%, 10/02/39, MTN . GBP 1,500 1,884,044
GlaxoSmithKline Capital PLC
5.250%, 12/19/33, MTN . 1,060 1,453,381
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38 ...... 300 332,255
Harbour Energy PLC
Ω 6.327%, 04/01/35 ...... 3,547 3,648,115
HSBC USA, Inc.
# SOFR+0.96%, FRN,
4.620%, 03/04/27(*) .... 810 813,451
Imperial Brands Finance PLC
3.875%, 02/12/34, MTN . EUR 2,546 2,902,930
Lloyds Bank PLC
6.500%, 09/17/40, MTN . GBP 2,000 2,815,786
LSEG Finance PLC
Ω 3.200%, 04/06/41 ...... 975 737,237
Lseg Netherlands BV
3.000%, 11/06/31 ...... EUR 100 114,074
Macquarie Airfinance Holdings,
Ltd.
Ω 6.500%, 03/26/31 ...... 2,721 2,843,679
Motability Operations Group
PLC
3.625%, 07/24/29, MTN . EUR 300 354,816
3.875%, 01/24/34, MTN . EUR 4,148 4,820,024
4.250%, 06/17/35, MTN . EUR 4,000 4,740,869
2.375%, 07/03/39, MTN . GBP 400 358,331
1.500%, 01/20/41, MTN . GBP 100 73,962
4.875%, 01/17/43, MTN . GBP 100 113,584
National Grid North America,
Inc.
4.668%, 09/12/33, MTN . EUR 2,100 2,587,459
National Grid PLC
3.245%, 03/30/34, MTN . EUR 150 167,974
4.275%, 01/16/35, MTN . EUR 300 359,123
Nationwide Building Society
5.350%, 03/15/28, MTN . AUD 300 214,671
NatWest Markets PLC
5.899%, 08/23/28, MTN . AUD 300 217,127
Ω SOFR+0.80%, FRN,
4.460%, 11/06/28(*) .... 2,500 2,502,000
3.125%, 01/10/30, MTN . EUR 889 1,035,033
Face
Amount^
Value†
(000)
UNITED KINGDOM — (Continued)
Ω SOFR+1.19%, FRN,
4.850%, 03/21/30(*) .... 665 $ 670,011
Reynolds American, Inc.
5.700%, 08/15/35 ...... 275 283,059
7.250%, 06/15/37 ...... 1,202 1,366,532
8.125%, 05/01/40 ...... 494 578,864
7.000%, 08/04/41 ...... 648 704,743
6.150%, 09/15/43 ...... 651 655,899
Segro PLC
3.500%, 09/24/32, MTN . EUR 3,439 3,957,201
Southern Gas Networks PLC
4.875%, 03/21/29, MTN . GBP 50 67,793
3.500%, 10/16/30, MTN . EUR 145 169,125
6.375%, 05/15/40, MTN . GBP 100 131,896
SSE PLC
8.375%, 11/20/28, MTN . GBP 60 87,734
6.250%, 08/27/38, MTN . GBP 2,000 2,719,028
United Kingdom Gilt
1.500%, 07/22/26 ...... GBP 250 337,880
4.500%, 03/07/35 ...... GBP 2,567 3,375,760
0.625%, 07/31/35 ...... GBP 9,000 8,332,750
4.250%, 09/07/39 ...... GBP 4,600 5,617,571
4.375%, 01/31/40 ...... GBP 8,600 10,572,956
WPP Finance 2013
4.000%, 09/12/33, MTN . EUR 2,164 2,461,864
TOTAL UNITED KINGDOM . 89,508,151
UNITED STATES — (36.7%)
Abbott Laboratories
4.750%, 11/30/36 ...... 50 48,927
Accenture Capital, Inc.
4.250%, 10/04/31 ...... 907 894,116
4.500%, 10/04/34 ...... 2,168 2,088,716
Advance Auto Parts, Inc.
1.750%, 10/01/27 ...... 2,113 2,017,432
# 3.900%, 04/15/30 ...... 2,875 2,696,717
# 3.500%, 03/15/32 ...... 4,459 3,920,241
AES Corp. (The)
5.800%, 03/15/32 ...... 4,894 4,977,625
Aetna, Inc.
6.625%, 06/15/36 ...... 300 324,762
6.750%, 12/15/37 ...... 100 108,790
4.500%, 05/15/42 ...... 245 205,670
4.750%, 03/15/44 ...... 200 168,981
Affiliated Managers Group, Inc.
5.500%, 08/20/34 ...... 200 199,946
AGCO Corp.
5.800%, 03/21/34 ...... 850 874,396
Alabama Power Co.
4.100%, 01/15/42 ...... 150 124,384
Albemarle Corp.
5.050%, 06/01/32 ...... 215 215,550
Ally Financial, Inc.
4.750%, 06/09/27 ...... 407 408,066
8.000%, 11/01/31 ...... 4,632 5,149,494

68
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
8.000%, 11/01/31 ...... 8,280 $ 9,248,517
Alphabet, Inc.
3.000%, 05/06/33 ...... EUR 11,521 13,187,722
3.125%, 11/06/34 ...... EUR 3,668 4,164,580
3.375%, 05/06/37 ...... EUR 12,317 13,857,053
1.900%, 08/15/40 ...... 127 84,239
5.350%, 11/15/45 ...... 4,500 4,365,820
Altria Group, Inc.
5.800%, 02/14/39 ...... 170 171,456
3.400%, 02/04/41 ...... 2,426 1,842,073
4.250%, 08/09/42 ...... 3,740 3,055,376
4.500%, 05/02/43 ...... 771 643,236
Amazon.com, Inc.
4.875%, 03/13/36 ...... 149 146,815
3.875%, 08/22/37 ...... 1,656 1,489,870
2.875%, 05/12/41 ...... 29 21,380
American Assets Trust, LP
3.375%, 02/01/31 ...... 3,343 3,039,538
6.150%, 10/01/34 ...... 5,885 5,898,152
American Express Co.
SOFRINDX+0.65%, FRN,
4.310%, 11/04/26(*) .... 250 250,356
8.150%, 03/19/38 ...... 550 692,597
American Medical Systems
Europe BV
3.500%, 03/08/32 ...... EUR 100 116,779
American Tower Corp.
4.100%, 05/16/34, MTN . EUR 2,150 2,542,030
Americold Realty Operating
Partnership, LP
5.600%, 05/15/32 ...... 150 149,500
5.409%, 09/12/34 ...... 2,075 1,995,769
Aon Corp.
6.250%, 09/30/40 ...... 265 282,696
Aon Global, Ltd.
4.250%, 12/12/42 ...... 50 41,537
APA Corp.
7.750%, 12/15/29 ...... 149 163,307
4.250%, 01/15/30 ...... 550 543,179
6.100%, 02/15/35 ...... 1,800 1,867,535
6.000%, 01/15/37 ...... 2,569 2,608,953
5.100%, 09/01/40 ...... 1,920 1,753,193
5.250%, 02/01/42 ...... 76 65,028
4.750%, 04/15/43 ...... 104 82,466
Apple, Inc.
1.375%, 05/24/29 ...... EUR 100 112,121
0.500%, 11/15/31 ...... EUR 100 101,744
2.375%, 02/08/41 ...... 350 248,258
3.850%, 05/04/43 ...... 100 82,783
Ares Capital Corp.
2.150%, 07/15/26 ...... 100 99,496
Arrow Electronics, Inc.
5.875%, 04/10/34 ...... 1,340 1,381,036
Ashland, Inc.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Ω # 3.375%, 09/01/31 ...... 1,665 $ 1,485,187
Ashtead Capital, Inc.
Ω 5.500%, 08/11/32 ...... 870 888,311
Ω 5.550%, 05/30/33 ...... 700 710,168
Ω 5.800%, 04/15/34 ...... 2,058 2,111,255
AT&T, Inc.
4.500%, 05/15/35 ...... 519 491,462
2.600%, 05/19/38 ...... EUR 540 535,796
7.000%, 04/30/40, MTN . GBP 50 70,795
3.500%, 06/01/41 ...... 335 258,429
4.300%, 12/15/42 ...... 100 82,337
4.250%, 06/01/43 ...... GBP 100 102,308
4.875%, 06/01/44 ...... GBP 100 109,717
Athene Holding, Ltd.
6.650%, 02/01/33 ...... 100 105,020
# 5.875%, 01/15/34 ...... 1,900 1,911,509
AutoNation, Inc.
2.400%, 08/01/31 ...... 150 132,075
3.850%, 03/01/32 ...... 385 359,248
5.890%, 03/15/35 ...... 1,150 1,177,593
Avnet, Inc.
3.000%, 05/15/31 ...... 400 360,948
5.500%, 06/01/32 ...... 3,131 3,178,629
Ball Corp.
3.125%, 09/15/31 ...... 195 176,809
5.500%, 09/15/33 ...... 6,000 6,015,953
Bank of New York Mellon Corp.
(The)
# 1.650%, 01/28/31, MTN . 194 171,506
2.500%, 01/26/32 ...... 655 592,606
Bath & Body Works, Inc.
6.875%, 11/01/35 ...... 4,220 4,162,852
6.750%, 07/01/36 ...... 5,383 5,234,957
Belo Corp.
7.250%, 09/15/27 ...... 419 429,859
Berkshire Hathaway Energy Co.
6.125%, 04/01/36 ...... 491 526,236
5.950%, 05/15/37 ...... 205 217,611
Berkshire Hathaway Finance
Corp.
1.500%, 03/18/30 ...... EUR 2,174 2,413,000
2.875%, 03/15/32 ...... 100 92,702
2.000%, 03/18/34 ...... EUR 9,741 10,217,486
2.375%, 06/19/39 ...... GBP 12,409 11,362,989
5.750%, 01/15/40 ...... 968 1,040,354
4.400%, 05/15/42 ...... 2 1,792
Berkshire Hathaway, Inc.
1.625%, 03/16/35 ...... EUR 1,396 1,387,522
Black Hills Corp.
6.150%, 05/15/34 ...... 1,193 1,258,251
BlackRock Funding, Inc.
5.000%, 03/14/34 ...... 900 912,435
4.900%, 01/08/35 ...... 755 760,547
Blackrock, Inc.

69
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
2.400%, 04/30/30 ...... 150 $ 139,524
1.900%, 01/28/31 ...... 450 401,406
2.100%, 02/25/32 ...... 1,015 890,609
4.750%, 05/25/33 ...... 913 920,134
3.750%, 07/18/35 ...... EUR 8,300 9,710,722
Block Financial LLC
5.375%, 09/15/32 ...... 3,000 2,928,524
Block, Inc.
3.500%, 06/01/31 ...... 2,400 2,179,501
Blue Owl Finance LLC
# 4.375%, 02/15/32 ...... 630 574,028
# 6.250%, 04/18/34 ...... 8,000 7,874,756
Boardwalk Pipelines, LP
5.625%, 08/01/34 ...... 500 513,098
Boeing Co. (The)
3.250%, 02/01/35 ...... 105 90,850
6.625%, 02/15/38 ...... 775 846,747
3.550%, 03/01/38 ...... 1,140 944,583
3.500%, 03/01/39 ...... 295 238,075
6.875%, 03/15/39 ...... 958 1,061,562
5.875%, 02/15/40 ...... 1,724 1,746,517
Booking Holdings, Inc.
4.500%, 11/15/31 ...... EUR 300 366,839
4.750%, 11/15/34 ...... EUR 128 157,951
3.750%, 03/01/36 ...... EUR 250 283,690
3.750%, 11/21/37 ...... EUR 250 277,264
Boston Properties, LP
3.400%, 06/21/29 ...... 281 270,099
2.900%, 03/15/30 ...... 578 538,740
3.250%, 01/30/31 ...... 528 488,123
2.550%, 04/01/32 ...... 1,794 1,556,279
2.450%, 10/01/33 ...... 750 612,388
6.500%, 01/15/34 ...... 1,813 1,912,977
5.750%, 01/15/35 ...... 4,870 4,892,479
BP Capital Markets America,
Inc.
4.812%, 02/13/33 ...... 100 100,287
# 5.227%, 11/17/34 ...... 300 305,842
3.060%, 06/17/41 ...... 150 113,088
BP Capital Markets BV
4.323%, 05/12/35, MTN . EUR 900 1,092,354
BP Capital Markets PLC
1.104%, 11/15/34 ...... EUR 1,000 949,730
Brandywine Operating
Partnership, LP
# 8.875%, 04/12/29 ...... 450 470,967
6.125%, 01/15/31 ...... 1,800 1,675,234
Bristol-Myers Squibb Co.
# 4.125%, 06/15/39 ...... 300 267,245
Brixmor Operating Partnership,
LP
5.500%, 02/15/34 ...... 1,350 1,373,518
Broadcom, Inc.
Ω 3.187%, 11/15/36 ...... 440 369,207
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
3.500%, 02/15/41 ...... 800 $ 639,035
Broadstone Net Lease LLC
2.600%, 09/15/31 ...... 910 802,264
Brunswick Corp.
2.400%, 08/18/31 ...... 1,222 1,064,279
4.400%, 09/15/32 ...... 2,093 1,982,810
Buckeye Partners, LP
Ω 4.500%, 03/01/28 ...... 275 272,466
5.850%, 11/15/43 ...... 1,770 1,621,160
5.600%, 10/15/44 ...... 1,200 1,065,143
Capital One Financial Corp.
6.700%, 11/29/32 ...... 3,161 3,446,855
Caterpillar Financial Services
Corp.
SOFR+0.69%, FRN,
4.350%, 10/16/26(*) .... 200 200,400
SOFR+0.52%, FRN,
4.190%, 05/14/27(*), MTN 255 255,418
CBRE Services, Inc.
5.950%, 08/15/34 ...... 2,175 2,269,813
CenterPoint Energy Resources
Corp.
5.850%, 01/15/41 ...... 250 255,295
CF Industries, Inc.
4.950%, 06/01/43 ...... 1,392 1,252,193
5.375%, 03/15/44 ...... 295 277,010
Charles Schwab Corp. (The)
SOFRINDX+0.52%, FRN,
4.190%, 05/13/26(*) .... 150 150,014
SOFRINDX+1.05%, FRN,
4.710%, 03/03/27(*) .... 400 401,884
Chevron Corp.
2.236%, 05/11/30 ...... 100 92,426
2.978%, 05/11/40 ...... 510 385,011
Chevron USA, Inc.
SOFRINDX+0.36%, FRN,
4.020%, 02/26/27(*) .... 50 50,032
SOFRINDX+0.47%, FRN,
4.130%, 02/26/28(*) .... 135 135,263
4.500%, 10/15/32 ...... 1,800 1,803,864
4.980%, 04/15/35 ...... 79 79,965
6.000%, 03/01/41 ...... 160 172,665
Choice Hotels International, Inc.
3.700%, 12/01/29 ...... 358 342,658
Chubb INA Holdings LLC
1.400%, 06/15/31 ...... EUR 200 212,304
Cigna Group (The)
5.250%, 02/15/34 ...... 116 117,643
4.800%, 08/15/38 ...... 683 642,190
3.200%, 03/15/40 ...... 650 505,547
# 6.125%, 11/15/41 ...... 55 57,001
5.375%, 02/15/42 ...... 115 110,487
Cincinnati Financial Corp.
6.125%, 11/01/34 ...... 436 458,541
Cisco Systems, Inc.

70
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
# 4.950%, 02/24/32 ...... 1,053 $ 1,074,610
5.900%, 02/15/39 ...... 5,994 6,341,471
5.500%, 01/15/40 ...... 3,934 4,011,947
Citigroup, Inc.
5.150%, 05/21/26, MTN . GBP 50 67,956
6.875%, 03/05/38 ...... 404 454,091
6.800%, 06/25/38, MTN . GBP 1,250 1,819,761
8.125%, 07/15/39 ...... 3,441 4,306,250
5.875%, 01/30/42 ...... 200 204,620
Citizens Financial Group, Inc.
2.500%, 02/06/30 ...... 300 276,023
3.250%, 04/30/30 ...... 941 891,163
CMS Energy Corp.
4.700%, 03/31/43 ...... 100 84,273
CNA Financial Corp.
5.500%, 06/15/33 ...... 102 104,118
5.125%, 02/15/34 ...... 105 104,132
CNO Financial Group, Inc.
5.250%, 05/30/29 ...... 200 200,911
6.450%, 06/15/34 ...... 8,369 8,691,023
Colgate-Palmolive Co.
1.375%, 03/06/34, MTN . EUR 2,425 2,429,501
3.250%, 11/10/35 ...... EUR 1,750 1,986,181
Comcast Corp.
3.250%, 09/26/32 ...... EUR 389 446,209
6.450%, 03/15/37 ...... 100 108,298
3.900%, 03/01/38 ...... 200 171,879
4.600%, 10/15/38 ...... 146 133,359
6.550%, 07/01/39 ...... 100 107,312
6.400%, 03/01/40 ...... 250 264,825
3.750%, 04/01/40 ...... 108 87,512
Conagra Brands, Inc.
# 5.750%, 08/01/35 ...... 1,000 1,005,881
5.300%, 11/01/38 ...... 1,044 972,584
ConocoPhillips Co.
3.758%, 03/15/42 ...... 136 110,181
Consolidated Edison Co. of New
York, Inc.
6.750%, 04/01/38 ...... 155 175,121
5.500%, 12/01/39 ...... 155 155,835
5.700%, 06/15/40 ...... 150 152,809
Continental Resources, Inc.
Ω 2.875%, 04/01/32 ...... 5,806 5,114,109
4.900%, 06/01/44 ...... 7,309 5,860,970
COPT Defense Properties, LP
2.000%, 01/15/29 ...... 350 327,287
# 2.750%, 04/15/31 ...... 1,354 1,229,036
2.900%, 12/01/33 ...... 500 424,793
Corebridge Financial, Inc.
6.050%, 09/15/33 ...... 72 75,683
4.350%, 04/05/42 ...... 441 367,398
Costco Wholesale Corp.
1.600%, 04/20/30 ...... 100 90,586
Cox Communications, Inc.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Ω 5.450%, 09/01/34 ...... 1,035 $ 996,017
Ω 4.800%, 02/01/35 ...... 1,090 993,791
Ω 8.375%, 03/01/39 ...... 911 1,025,876
Ω 4.700%, 12/15/42 ...... 700 540,290
Ω 4.500%, 06/30/43 ...... 550 415,075
CRH SMW Finance DAC
4.250%, 07/11/35, MTN . EUR 3,000 3,592,705
Crown Americas LLC
5.250%, 04/01/30 ...... 369 370,417
CVS Health Corp.
4.780%, 03/25/38 ...... 2,664 2,468,716
6.125%, 09/15/39 ...... 805 827,790
4.125%, 04/01/40 ...... 833 701,890
5.300%, 12/05/43 ...... 1,415 1,296,334
6.000%, 06/01/44 ...... 1,920 1,894,697
DCP Midstream Operating, LP
Ω 6.450%, 11/03/36 ...... 1,425 1,510,462
Ω 6.750%, 09/15/37 ...... 1,910 2,066,678
5.600%, 04/01/44 ...... 732 694,316
Dell International LLC/EMC
Corp.
3.375%, 12/15/41 ...... 405 305,152
Dell, Inc.
6.500%, 04/15/38 ...... 200 215,417
DENTSPLY SIRONA, Inc.
# 3.250%, 06/01/30 ...... 149 137,859
Devon Energy Corp.
7.950%, 04/15/32 ...... 335 385,349
# 5.200%, 09/15/34 ...... 940 943,671
5.600%, 07/15/41 ...... 5,679 5,534,899
4.750%, 05/15/42 ...... 3,164 2,789,398
Dick's Sporting Goods, Inc.
3.150%, 01/15/32 ...... 599 545,877
Digital Dutch Finco BV
1.500%, 03/15/30 ...... EUR 475 517,056
3.875%, 07/15/34 ...... EUR 1,540 1,756,562
3.875%, 03/15/35 ...... EUR 1,115 1,259,154
Discovery Global Holdings, Inc.
4.054%, 03/15/29 ...... 250 243,307
4.279%, 03/15/32 ...... 769 696,506
5.050%, 03/15/42 ...... 2,483 1,771,695
Dominion Energy, Inc.
4.900%, 08/01/41 ...... 272 245,014
4.050%, 09/15/42 ...... 100 79,451
Dow Chemical Co. (The)
1.125%, 03/15/32 ...... EUR 1,200 1,196,464
# 5.650%, 03/15/36 ...... 3,274 3,262,459
5.250%, 11/15/41 ...... 149 133,478
4.375%, 11/15/42 ...... 519 412,907
DPL LLC
4.350%, 04/15/29 ...... 200 193,652
Duke Energy Carolinas LLC
6.100%, 06/01/37 ...... 285 303,311
Duke Energy Corp.

71
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
3.750%, 04/01/31 ...... EUR 100 $ 117,764
3.850%, 06/15/34 ...... EUR 1,910 2,215,244
DXC Capital Funding DAC
0.950%, 09/15/31, MTN . EUR 200 192,347
DXC Technology Co.
# 2.375%, 09/15/28 ...... 100 93,923
Eastman Chemical Co.
4.800%, 09/01/42 ...... 681 597,958
Eaton Capital ULC
3.625%, 05/09/35 ...... EUR 135 156,180
Edison International
4.125%, 03/15/28 ...... 100 98,423
6.950%, 11/15/29 ...... 150 157,506
5.250%, 03/15/32 ...... 310 305,880
Elevance Health, Inc.
4.100%, 05/15/32 ...... 100 96,108
4.750%, 02/15/33 ...... 100 98,861
5.375%, 06/15/34 ...... 630 640,819
# 5.200%, 02/15/35 ...... 432 432,418
5.850%, 01/15/36 ...... 250 258,940
6.375%, 06/15/37 ...... 2,286 2,463,542
5.100%, 01/15/44 ...... 105 95,819
Eli Lilly & Co.
SOFR+0.53%, FRN,
4.190%, 10/15/28(*) .... 800 802,093
Energy Transfer, LP
6.550%, 12/01/33 ...... 456 494,327
6.625%, 10/15/36 ...... 568 613,349
5.800%, 06/15/38 ...... 241 245,332
7.500%, 07/01/38 ...... 920 1,062,547
6.850%, 02/15/40 ...... 625 665,941
6.050%, 06/01/41 ...... 1,095 1,108,584
6.500%, 02/01/42 ...... 1,497 1,562,849
6.100%, 02/15/42 ...... 335 331,396
4.950%, 01/15/43 ...... 457 399,856
5.150%, 02/01/43 ...... 718 640,351
5.950%, 10/01/43 ...... 403 392,300
5.300%, 04/01/44 ...... 287 258,589
5.150%, 03/15/45 ...... 150 131,509
Enterprise Products Operating
LLC
7.550%, 04/15/38 ...... 525 623,572
6.125%, 10/15/39 ...... 260 277,804
6.450%, 09/01/40 ...... 2,100 2,314,453
5.950%, 02/01/41 ...... 205 214,892
5.700%, 02/15/42 ...... 170 171,901
4.850%, 08/15/42 ...... 105 96,222
4.450%, 02/15/43 ...... 250 217,715
EPR Properties
4.950%, 04/15/28 ...... 210 210,040
3.750%, 08/15/29 ...... 1,076 1,035,579
3.600%, 11/15/31 ...... 4,312 3,958,118
Equinix Europe 2 Financing
Corp. LLC
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
3.250%, 05/19/29 ...... EUR 475 $ 553,988
3.650%, 09/03/33 ...... EUR 1,186 1,361,568
3.625%, 11/22/34 ...... EUR 102 114,873
Equitable Holdings, Inc.
5.594%, 01/11/33 ...... 150 153,453
Experian Finance PLC
3.510%, 12/15/33, MTN . EUR 434 499,465
Exxon Mobil Corp.
0.524%, 06/26/28 ...... EUR 300 334,358
0.835%, 06/26/32 ...... EUR 11,910 11,995,385
1.408%, 06/26/39 ...... EUR 6,735 5,754,361
2.995%, 08/16/39 ...... 999 795,819
4.227%, 03/19/40 ...... 1,150 1,037,972
F&G Annuities & Life, Inc.
# 6.250%, 10/04/34 ...... 2,880 2,812,134
FedEx Corp.
0.950%, 05/04/33 ...... EUR 100 94,860
4.100%, 04/15/43 ...... 100 80,808
First American Financial Corp.
4.000%, 05/15/30 ...... 100 95,887
5.450%, 09/30/34 ...... 100 98,661
Fiserv, Inc.
4.500%, 05/24/31 ...... EUR 150 180,436
Flex, Ltd.
5.250%, 01/15/32 ...... 972 977,964
Flowserve Corp.
3.500%, 10/01/30 ...... 300 283,436
FMC Corp.
# 5.650%, 05/18/33 ...... 3,373 2,981,435
Ford Motor Co.
9.625%, 04/22/30 ...... 468 532,945
7.450%, 07/16/31 ...... 605 658,143
3.250%, 02/12/32 ...... 614 538,773
# 6.100%, 08/19/32 ...... 426 434,335
4.750%, 01/15/43 ...... 5,270 4,070,309
Ford Motor Credit Co. LLC
6.054%, 11/05/31 ...... 300 304,321
# 6.532%, 03/19/32 ...... 300 310,472
7.122%, 11/07/33 ...... 1,108 1,175,561
6.125%, 03/08/34 ...... 1,033 1,037,284
# 6.500%, 02/07/35 ...... 985 1,003,597
Fortune Brands Innovations,
Inc.
# 5.875%, 06/01/33 ...... 288 299,748
Fox Corp.
# 5.476%, 01/25/39 ...... 3,580 3,486,957
Freeport-McMoRan, Inc.
5.450%, 03/15/43 ...... 1,815 1,732,667
GATX Corp.
6.050%, 03/15/34 ...... 90 95,091
6.900%, 05/01/34 ...... 100 110,186
GE Capital UK Funding
Unlimited Co.
5.875%, 01/18/33, MTN . GBP 1,760 2,454,175

72
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
General Motors Co.
5.000%, 04/01/35 ...... 150 $ 145,069
6.600%, 04/01/36 ...... 2,765 2,959,615
5.150%, 04/01/38 ...... 2,608 2,471,592
6.250%, 10/02/43 ...... 1,847 1,831,526
5.200%, 04/01/45 ...... 100 87,523
General Motors Financial Co.,
Inc.
SOFR+1.04%, FRN,
4.700%, 02/26/27(*) .... 150 150,194
SOFRINDX+1.35%, FRN,
5.020%, 05/08/27(*) .... 256 257,125
SOFRINDX+1.05%, FRN,
4.710%, 07/15/27(*) .... 71 71,027
5.625%, 04/04/32 ...... 300 307,741
6.400%, 01/09/33 ...... 300 319,465
6.100%, 01/07/34 ...... 1,712 1,787,458
5.950%, 04/04/34 ...... 1,401 1,449,969
5.450%, 09/06/34 ...... 1,000 999,624
# 5.900%, 01/07/35 ...... 300 307,996
Georgia Power Co.
5.400%, 06/01/40 ...... 155 156,036
4.750%, 09/01/40 ...... 394 369,257
4.300%, 03/15/43 ...... 155 130,950
Gilead Sciences, Inc.
2.600%, 10/01/40 ...... 367 265,208
5.650%, 12/01/41 ...... 124 125,669
Global Payments, Inc.
4.875%, 03/17/31 ...... EUR 4,172 4,994,743
5.550%, 11/15/35 ...... 4,100 3,954,288
GLP Capital, LP/GLP Financing
II, Inc.
4.000%, 01/15/30 ...... 249 239,302
4.000%, 01/15/31 ...... 100 94,784
3.250%, 01/15/32 ...... 799 716,044
6.750%, 12/01/33 ...... 1,453 1,542,342
Goldman Sachs Group, Inc.
(The)
1.250%, 02/07/29, MTN . EUR 115 128,048
0.750%, 03/23/32, MTN . EUR 900 897,956
6.250%, 02/01/41 ...... 2,050 2,168,264
HA Sustainable Infrastructure
Capital, Inc.
6.375%, 07/01/34 ...... 2,702 2,767,174
6.750%, 07/15/35 ...... 128 133,844
Haleon UK Capital PLC
4.625%, 09/18/33, MTN . GBP 1,060 1,377,246
Halliburton Co.
7.450%, 09/15/39 ...... 290 341,253
4.500%, 11/15/41 ...... 300 260,695
4.750%, 08/01/43 ...... 960 845,519
Harley-Davidson Financial
Services, Inc.
4.000%, 03/12/30 ...... EUR 1,125 1,314,417
Hasbro, Inc.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
6.050%, 05/14/34 ...... 2,174 $ 2,274,665
6.350%, 03/15/40 ...... 2,989 3,096,157
5.100%, 05/15/44 ...... 305 277,306
HAT Holdings I LLC/HAT
Holdings II LLC
Ω 3.375%, 06/15/26 ...... 126 125,739
Ω 3.750%, 09/15/30 ...... 3,858 3,569,053
HCA, Inc.
7.500%, 11/06/33 ...... 771 871,107
5.600%, 04/01/34 ...... 100 102,503
4.375%, 03/15/42 ...... 1,028 861,513
Healthcare Realty Holdings, LP
3.100%, 02/15/30 ...... 281 264,578
Helmerich & Payne, Inc.
2.900%, 09/29/31 ...... 803 721,920
5.500%, 12/01/34 ...... 10,489 10,367,257
Hess Corp.
7.125%, 03/15/33 ...... 1,000 1,136,894
6.000%, 01/15/40 ...... 588 623,182
5.600%, 02/15/41 ...... 3,563 3,632,329
HF Sinclair Corp.
# 6.250%, 01/15/35 ...... 4,776 4,953,304
Highwoods Realty, LP
4.200%, 04/15/29 ...... 413 403,357
3.050%, 02/15/30 ...... 677 626,988
5.350%, 01/15/33 ...... 400 396,201
7.650%, 02/01/34 ...... 4,862 5,424,370
HNI Corp.
Ω 5.125%, 01/18/29 ...... 1,675 1,654,263
Horace Mann Educators Corp.
7.250%, 09/15/28 ...... 240 252,577
Host Hotels & Resorts, LP
2.900%, 12/15/31 ...... 185 165,533
5.700%, 07/01/34 ...... 1,060 1,081,896
5.500%, 04/15/35 ...... 1,481 1,485,353
Howmet Aerospace, Inc.
5.950%, 02/01/37 ...... 2,240 2,379,680
HP, Inc.
# 6.000%, 09/15/41 ...... 365 365,764
Humana, Inc.
4.625%, 12/01/42 ...... 100 82,542
4.950%, 10/01/44 ...... 150 126,532
Huntsman International LLC
4.500%, 05/01/29 ...... 457 437,663
2.950%, 06/15/31 ...... 3,606 3,078,974
# 5.700%, 10/15/34 ...... 6,850 6,429,697
Hyatt Hotels Corp.
# 5.375%, 12/15/31 ...... 450 458,517
5.750%, 03/30/32 ...... 300 310,582
5.500%, 06/30/34 ...... 450 457,285
Intel Corp.
4.600%, 03/25/40 ...... 1,345 1,202,332
2.800%, 08/12/41 ...... 650 455,018
4.800%, 10/01/41 ...... 1,190 1,057,405

73
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.250%, 12/15/42 ...... 1,426 $ 1,165,396
5.625%, 02/10/43 ...... 535 515,309
International Business Machines
Corp.
3.150%, 02/10/33 ...... EUR 636 721,380
3.750%, 02/06/35 ...... EUR 650 751,855
4.875%, 02/06/38 ...... GBP 100 120,659
4.150%, 05/15/39 ...... 192 166,305
2.850%, 05/15/40 ...... 195 141,774
International Paper Co.
6.000%, 11/15/41 ...... 350 352,767
Interstate Power and Light Co.
6.250%, 07/15/39 ...... 250 263,932
Invitation Homes Operating
Partnership, LP
5.500%, 08/15/33 ...... 275 278,564
Jackson Financial, Inc.
3.125%, 11/23/31 ...... 300 268,618
5.670%, 06/08/32 ...... 1,203 1,215,687
Jacobs Engineering Group, Inc.
5.900%, 03/01/33 ...... 201 207,642
Janus Henderson US Holdings,
Inc.
5.450%, 09/10/34 ...... 1,961 1,970,706
Jefferies Financial Group, Inc.
4.150%, 01/23/30 ...... 181 175,717
2.750%, 10/15/32 ...... 185 157,032
6.200%, 04/14/34 ...... 980 1,002,989
6.250%, 01/15/36 ...... 1,441 1,474,646
6.500%, 01/20/43 ...... 595 590,683
6.625%, 10/23/43 ...... 151 151,853
Jersey Central Power & Light
Co.
Ω 2.750%, 03/01/32 ...... 150 134,779
John Deere Capital Corp.
SOFR+0.60%, FRN,
4.260%, 04/19/27(*), MTN 250 250,965
SOFR+0.60%, FRN,
4.260%, 06/11/27(*), MTN 200 200,495
SOFR+0.68%, FRN,
4.340%, 07/15/27(*) .... 1,100 1,105,845
Johnson & Johnson
3.050%, 02/26/33 ...... EUR 5,050 5,834,805
3.550%, 03/01/36 ...... 155 141,108
3.625%, 03/03/37 ...... 105 94,093
5.950%, 08/15/37 ...... 205 225,440
3.400%, 01/15/38 ...... 255 220,916
2.100%, 09/01/40 ...... 130 91,022
JPMorgan Chase & Co.
6.400%, 05/15/38 ...... 966 1,066,140
5.500%, 10/15/40 ...... 450 459,358
5.600%, 07/15/41 ...... 1,408 1,430,638
Kellanova
3.750%, 05/16/34 ...... EUR 300 350,827
Kemper Corp.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
2.400%, 09/30/30 ...... 1,146 $ 1,004,050
3.800%, 02/23/32 ...... 1,393 1,270,065
Keurig Dr Pepper, Inc.
SOFRINDX+0.88%, FRN,
4.540%, 03/15/27(*) .... 210 210,236
KeyCorp
2.550%, 10/01/29, MTN . 266 249,195
KeyCorp.
4.100%, 04/30/28, MTN . 288 286,148
Kilroy Realty, LP
4.250%, 08/15/29 ...... 871 844,528
# 3.050%, 02/15/30 ...... 801 736,380
2.500%, 11/15/32 ...... 848 698,915
2.650%, 11/15/33 ...... 1,004 805,669
5.875%, 10/15/35 ...... 625 607,593
6.250%, 01/15/36 ...... 9,956 9,965,175
Kinder Morgan Energy Partners,
LP
5.800%, 03/15/35 ...... 120 124,378
6.500%, 02/01/37 ...... 413 448,706
6.950%, 01/15/38, MTN . 1,504 1,681,740
6.500%, 09/01/39 ...... 349 375,451
6.550%, 09/15/40 ...... 400 430,809
7.500%, 11/15/40 ...... 401 465,893
6.375%, 03/01/41 ...... 2,010 2,121,390
5.625%, 09/01/41 ...... 190 186,609
5.000%, 08/15/42 ...... 614 554,921
4.700%, 11/01/42 ...... 246 214,837
5.000%, 03/01/43 ...... 346 311,541
5.500%, 03/01/44 ...... 186 176,418
Kraft Heinz Foods Co.
4.625%, 10/01/39 ...... 3,300 2,915,977
5.000%, 06/04/42 ...... 1,200 1,060,754
Kroger Co. (The)
5.400%, 07/15/40 ...... 200 195,225
Kyndryl Holdings, Inc.
2.700%, 10/15/28 ...... 185 173,908
3.150%, 10/15/31 ...... 1,219 1,034,493
# 6.350%, 02/20/34 ...... 3,557 3,454,174
4.100%, 10/15/41 ...... 2,404 1,726,291
Las Vegas Sands Corp.
6.200%, 08/15/34 ...... 2,781 2,857,947
Lazard Group LLC
6.000%, 03/15/31 ...... 300 313,089
Legg Mason, Inc.
5.625%, 01/15/44 ...... 205 199,899
Leggett & Platt, Inc.
# 4.400%, 03/15/29 ...... 805 784,925
Liberty Mutual Group, Inc.
4.625%, 12/02/30 ...... EUR 150 184,242
Ω 3.875%, 09/26/35 ...... EUR 1,600 1,828,987
3.875%, 09/26/35 ...... EUR 578 660,721
Lincoln National Corp.
3.050%, 01/15/30 ...... 244 229,161

74
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
# 3.400%, 01/15/31 ...... 377 $ 352,493
3.400%, 03/01/32 ...... 100 91,164
5.852%, 03/15/34 ...... 2,556 2,605,186
6.150%, 04/07/36 ...... 100 102,151
6.300%, 10/09/37 ...... 525 547,882
7.000%, 06/15/40 ...... 1,206 1,307,387
Linde Finance BV
1.000%, 04/20/28, MTN . EUR 90 101,774
LKQ Corp.
6.250%, 06/15/33 ...... 5,599 5,810,197
LPL Holdings, Inc.
6.000%, 05/20/34 ...... 750 766,838
5.650%, 03/15/35 ...... 1,755 1,753,872
LYB International Finance III
LLC
# 5.500%, 03/01/34 ...... 475 476,394
# 6.150%, 05/15/35 ...... 5,310 5,498,219
# 5.875%, 01/15/36 ...... 2,517 2,542,528
3.375%, 10/01/40 ...... 1,545 1,135,627
Marathon Petroleum Corp.
5.700%, 03/01/35 ...... 358 367,705
6.500%, 03/01/41 ...... 3,919 4,198,721
4.750%, 09/15/44 ...... 150 128,943
Markel Group, Inc.
5.000%, 03/30/43 ...... 100 89,029
Mastercard, Inc.
1.000%, 02/22/29 ...... EUR 550 609,879
2.000%, 11/18/31 ...... 150 133,283
4.350%, 01/15/32 ...... 3,284 3,260,658
4.850%, 03/09/33 ...... 1,304 1,321,605
4.875%, 05/09/34 ...... 1,400 1,410,046
# 4.550%, 01/15/35 ...... 965 946,444
McKesson Corp.
4.883%, 03/15/44 ...... 100 88,553
Merck & Co., Inc.
4.950%, 09/15/35 ...... 1,582 1,579,022
4.750%, 12/04/35 ...... 2,122 2,077,076
6.550%, 09/15/37 ...... 2,035 2,282,803
3.900%, 03/07/39 ...... 643 563,713
2.350%, 06/24/40 ...... 1,591 1,127,725
3.600%, 09/15/42 ...... 135 106,706
4.900%, 05/17/44 ...... 2,150 1,968,405
Meta Platforms, Inc.
4.550%, 08/15/31 ...... 150 150,183
3.850%, 08/15/32 ...... 701 667,320
4.750%, 08/15/34 ...... 660 649,402
MetLife, Inc.
5.875%, 02/06/41 ...... 550 568,075
Molina Healthcare, Inc.
Ω 3.875%, 11/15/30 ...... 3,261 3,021,897
Ω 3.875%, 05/15/32 ...... 6,179 5,546,088
Molson Coors Beverage Co.
# 5.000%, 05/01/42 ...... 700 632,697
Morgan Stanley
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
6.375%, 07/24/42 ...... 50 $ 53,870
Mosaic Co. (The)
4.875%, 11/15/41 ...... 250 221,481
MPLX, LP
4.500%, 04/15/38 ...... 1,208 1,090,411
Mylan, Inc.
5.400%, 11/29/43 ...... 1,175 1,005,879
National Fuel Gas Co.
2.950%, 03/01/31 ...... 398 362,827
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.80%, FRN,
4.460%, 02/05/27(*), MTN 305 305,695
National Securities Clearing
Corp.
Ω 4.700%, 05/20/30 ...... 479 485,723
Nestle Finance International,
Ltd.
2.875%, 01/14/32, MTN . EUR 5,351 6,170,558
3.000%, 09/23/33, MTN . EUR 550 631,731
0.625%, 02/14/34, MTN . EUR 312 297,508
3.375%, 11/15/34, MTN . EUR 290 338,992
1.500%, 03/29/35, MTN . EUR 6,271 6,220,919
3.750%, 11/14/35 ...... EUR 7,600 9,004,874
3.250%, 01/23/37, MTN . EUR 1,825 2,045,543
1.750%, 11/02/37, MTN . EUR 254 240,315
5.125%, 12/07/38, MTN . GBP 2,619 3,362,677
Newell Brands, Inc.
6.625%, 09/15/29 ...... 490 489,663
6.375%, 05/15/30 ...... 200 195,881
# 6.625%, 05/15/32 ...... 455 441,706
Newmont Corp.
5.450%, 06/09/44 ...... 100 96,363
NextEra Energy Capital
Holdings, Inc.
5.250%, 03/15/34 ...... 464 470,407
NIKE, Inc.
2.850%, 03/27/30 ...... 100 94,438
3.250%, 03/27/40 ...... 920 728,445
3.625%, 05/01/43 ...... 147 114,713
NiSource, Inc.
5.250%, 02/15/43 ...... 84 78,426
Nordstrom, Inc.
4.000%, 03/15/27 ...... 150 147,099
6.950%, 03/15/28 ...... 355 362,045
# 4.375%, 04/01/30 ...... 2,845 2,703,503
4.250%, 08/01/31 ...... 2,464 2,268,122
5.000%, 01/15/44 ...... 1,323 924,933
NOV, Inc.
3.950%, 12/01/42 ...... 1,983 1,560,143
Novartis Capital Corp.
4.300%, 11/05/32 ...... 1,800 1,775,242
# 4.200%, 09/18/34 ...... 605 584,063
3.700%, 09/21/42 ...... 105 85,608
NuStar Logistics, LP

75
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.625%, 04/28/27 ...... 450 $ 451,607
NVIDIA Corp.
3.500%, 04/01/40 ...... 160 133,409
Oceaneering International, Inc.
6.000%, 02/01/28 ...... 2,583 2,601,071
Oklahoma Gas and Electric Co.
4.550%, 03/15/44 ...... 100 84,503
Omnicom Group, Inc.
3.375%, 03/01/41 ...... 448 331,377
ONEOK Partners, LP
6.650%, 10/01/36 ...... 680 736,684
6.850%, 10/15/37 ...... 750 821,292
6.125%, 02/01/41 ...... 390 399,384
6.200%, 09/15/43 ...... 150 149,914
ONEOK, Inc.
6.000%, 06/15/35 ...... 472 494,212
Oracle Corp.
6.125%, 07/08/39 ...... 744 718,118
3.600%, 04/01/40 ...... 1,200 865,309
5.375%, 07/15/40 ...... 600 522,709
3.650%, 03/25/41 ...... 1,855 1,316,010
Ovintiv, Inc.
7.375%, 11/01/31 ...... 250 277,909
6.250%, 07/15/33 ...... 763 808,851
6.500%, 08/15/34 ...... 3,408 3,653,102
6.625%, 08/15/37 ...... 1,324 1,410,312
6.500%, 02/01/38 ...... 4,488 4,716,374
Paramount Global
7.875%, 07/30/30 ...... 1,550 1,649,371
4.950%, 01/15/31 ...... 755 712,198
4.200%, 05/19/32 ...... 600 524,338
5.500%, 05/15/33 ...... 440 398,759
# 6.875%, 04/30/36 ...... 950 883,739
5.900%, 10/15/40 ...... 1,161 901,432
4.850%, 07/01/42 ...... 411 276,638
4.375%, 03/15/43 ...... 429 273,573
5.850%, 09/01/43 ...... 923 677,544
5.250%, 04/01/44 ...... 388 262,662
# 4.900%, 08/15/44 ...... 135 88,530
Parker-Hannifin Corp.
2.900%, 03/01/30 ...... EUR 250 288,250
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 6.200%, 06/15/30 ...... 231 242,584
Pfizer, Inc.
7.200%, 03/15/39 ...... 150 175,284
Philip Morris International, Inc.
0.800%, 08/01/31 ...... EUR 450 458,046
5.250%, 02/13/34 ...... 200 203,789
1.875%, 11/06/37 ...... EUR 100 92,651
6.375%, 05/16/38 ...... 590 644,544
1.450%, 08/01/39 ...... EUR 186 153,968
4.375%, 11/15/41 ...... 787 686,947
4.500%, 03/20/42 ...... 126 110,428
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
3.875%, 08/21/42 ...... 530 $ 428,389
4.125%, 03/04/43 ...... 1,682 1,398,024
4.875%, 11/15/43 ...... 298 268,832
Phillips 66 Co.
5.250%, 06/15/31 ...... 100 102,270
5.300%, 06/30/33 ...... 450 458,990
4.650%, 11/15/34 ...... 50 48,622
# 4.950%, 03/15/35 ...... 1,121 1,109,571
5.875%, 05/01/42 ...... 1,150 1,155,450
4.875%, 11/15/44 ...... 255 223,358
4.680%, 02/15/45 ...... 100 84,919
Piedmont Operating
Partnership, LP
6.875%, 07/15/29 ...... 1,539 1,614,283
3.150%, 08/15/30 ...... 1,965 1,788,865
2.750%, 04/01/32 ...... 3,383 2,878,265
5.625%, 01/15/33 ...... 4,402 4,332,800
Plains All American Pipeline,
LP/PAA Finance Corp.
5.700%, 09/15/34 ...... 200 204,745
6.700%, 05/15/36 ...... 1,002 1,081,486
6.650%, 01/15/37 ...... 2,951 3,183,950
5.150%, 06/01/42 ...... 1,435 1,292,839
4.300%, 01/31/43 ...... 1,317 1,074,797
4.700%, 06/15/44 ...... 905 767,353
PNC Financial Services Group,
Inc. (The)
2.550%, 01/22/30 ...... 116 108,251
PPG Industries, Inc.
3.250%, 03/04/32 ...... EUR 2,867 3,293,984
Principal Financial Group, Inc.
5.375%, 03/15/33 ...... 200 204,499
Procter & Gamble Co. (The)
0.350%, 05/05/30 ...... EUR 100 105,703
2.900%, 11/03/33 ...... EUR 2,493 2,829,630
3.200%, 04/29/34 ...... EUR 525 605,173
3.550%, 03/25/40 ...... 104 88,794
Progress Energy, Inc.
6.000%, 12/01/39 ...... 100 103,369
Prologis Euro Finance LLC
0.250%, 09/10/27 ...... EUR 475 536,093
1.500%, 02/08/34 ...... EUR 155 153,098
4.000%, 05/05/34 ...... EUR 350 412,419
1.000%, 02/06/35 ...... EUR 300 274,967
Prologis International Funding
II SA
3.625%, 03/07/30, MTN . EUR 475 558,501
3.700%, 10/07/34, MTN . EUR 620 712,896
Prudential Financial, Inc.
6.625%, 12/01/37, MTN . 300 332,139
Public Storage Operating Co.
SOFRINDX+0.70%, FRN,
4.360%, 04/16/27(*) .... 205 205,356
0.500%, 09/09/30 ...... EUR 100 103,193
0.875%, 01/24/32 ...... EUR 300 300,877

76
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
3.500%, 01/20/34 ...... EUR 3,900 $ 4,445,912
PVH Corp.
4.125%, 07/16/29 ...... EUR 150 178,399
Realty Income Corp.
4.875%, 07/06/30 ...... EUR 2,915 3,585,479
3.375%, 06/20/31 ...... EUR 843 973,866
1.750%, 07/13/33 ...... GBP 350 367,492
5.125%, 07/06/34 ...... EUR 2,885 3,626,771
3.875%, 06/20/35 ...... EUR 2,708 3,098,111
6.000%, 12/05/39 ...... GBP 245 319,085
5.250%, 09/04/41 ...... GBP 150 179,757
Regency Centers, LP
4.500%, 03/15/33 ...... 3,800 3,704,193
Reinsurance Group of America,
Inc.
5.750%, 09/15/34 ...... 100 102,271
Roche Finance Europe BV
3.227%, 05/03/30 ...... EUR 120 141,635
Roche Holdings, Inc.
Ω 4.985%, 03/08/34 ...... 400 405,097
Ω 7.000%, 03/01/39 ...... 355 412,858
Rockies Express Pipeline LLC
Ω 4.950%, 07/15/29 ...... 1,033 1,018,865
Ω 4.800%, 05/15/30 ...... 605 589,530
Ω 7.500%, 07/15/38 ...... 1,639 1,727,068
Ω 6.875%, 04/15/40 ...... 6,105 6,165,336
Royalty Pharma PLC
3.300%, 09/02/40 ...... 2,893 2,211,880
Sabra Health Care, LP
# 3.900%, 10/15/29 ...... 575 558,795
3.200%, 12/01/31 ...... 2,305 2,083,848
Salesforce, Inc.
5.200%, 03/15/33 ...... 1,000 998,212
Sanofi SA
SOFR+0.54%, FRN,
4.200%, 11/03/28(*) .... 1,000 1,002,114
0.875%, 03/21/29, MTN . EUR 100 110,895
1.500%, 04/01/30, MTN . EUR 1,400 1,549,021
2.750%, 03/11/31, MTN . EUR 6,600 7,586,769
Seagate Data Storage
Technology Pte, Ltd.
Ω 4.091%, 06/01/29 ...... 370 360,412
Ω 4.125%, 01/15/31 ...... 1,382 1,334,736
Ω # 5.750%, 12/01/34 ...... 2,385 2,426,005
Sealed Air Corp.
Ω 6.875%, 07/15/33 ...... 5,844 5,697,040
Sempra Infrastructure Partners,
LP
Ω 3.250%, 01/15/32 ...... 5,404 4,782,272
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30 ...... 2,370 2,297,864
Shell Finance US, Inc.
SOFR+0.78%, FRN,
4.440%, 11/06/30(*) .... 3,000 3,009,553
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.125%, 05/11/35 ...... 350 $ 331,973
Ω 6.375%, 12/15/38 ...... 15,500 17,049,987
Ω 5.500%, 03/25/40 ...... 1,677 1,699,757
4.550%, 08/12/43 ...... 1,730 1,526,861
4.375%, 05/11/45 ...... 545 461,182
Shell International Finance BV
0.500%, 11/08/31, MTN . EUR 2,929 2,958,533
1.875%, 04/07/32, MTN . EUR 6,501 7,009,676
1.250%, 11/11/32, MTN . EUR 6,500 6,653,755
2.875%, 11/26/41 ...... 298 217,613
3.625%, 08/21/42 ...... 153 120,778
4.550%, 08/12/43 ...... 200 172,007
Simon Property Group, LP
2.250%, 01/15/32 ...... 125 109,557
6.250%, 01/15/34 ...... 100 107,762
4.750%, 09/26/34 ...... 450 440,209
6.750%, 02/01/40 ...... 708 794,452
SLM Corp.
3.125%, 11/02/26 ...... 240 237,045
6.500%, 01/31/30 ...... 150 151,439
Southern Co. Gas Capital Corp.
5.875%, 03/15/41 ...... 50 51,135
4.400%, 06/01/43 ...... 150 125,757
Stanley Black & Decker, Inc.
2.300%, 03/15/30 ...... 150 137,460
3.000%, 05/15/32 ...... 815 735,818
5.200%, 09/01/40 ...... 160 149,714
State Street Corp.
SOFR+0.64%, FRN,
4.300%, 10/22/27(*) .... 3,550 3,555,661
Stellantis Finance US, Inc.
Ω 2.691%, 09/15/31 ...... 3,000 2,566,737
Ω 6.375%, 09/12/32 ...... 1,067 1,084,217
Ω 6.450%, 03/18/35 ...... 250 249,646
Stellantis NV
3.750%, 03/19/36, MTN . EUR 2,500 2,645,952
Store Capital LLC
2.750%, 11/18/30 ...... 278 250,918
2.700%, 12/01/31 ...... 1,372 1,203,741
Sun Communities Operating, LP
2.700%, 07/15/31 ...... 200 180,132
4.200%, 04/15/32 ...... 1,355 1,301,767
Synchrony Financial
2.875%, 10/28/31 ...... 1,422 1,249,545
Tanger Properties, LP
2.750%, 09/01/31 ...... 422 377,588
Tapestry, Inc.
3.050%, 03/15/32 ...... 2,124 1,915,652
5.500%, 03/11/35 ...... 865 869,008
Targa Resources Corp.
6.125%, 03/15/33 ...... 150 158,671
Taylor Morrison Communities,
Inc.
Ω 5.750%, 01/15/28 ...... 150 151,354

77
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Texas Instruments, Inc.
3.650%, 08/16/32 ...... 265 $ 253,243
4.900%, 03/14/33 ...... 150 153,169
4.850%, 02/08/34 ...... 210 212,574
5.100%, 05/23/35 ...... 100 101,386
3.875%, 03/15/39 ...... 5,832 5,124,566
Timken Co. (The)
4.125%, 04/01/32 ...... 1,000 949,909
4.125%, 05/23/34 ...... EUR 2,900 3,393,693
TPG Operating Group II, L.P.
5.875%, 03/05/34 ...... 500 509,309
Tyson Foods, Inc.
5.700%, 03/15/34 ...... 3,735 3,873,529
5.150%, 08/15/44 ...... 201 184,948
Under Armour, Inc.
3.250%, 06/15/26 ...... 40 39,918
UnitedHealth Group, Inc.
SOFR+0.50%, FRN,
4.160%, 07/15/26(*) .... 150 150,082
6.875%, 02/15/38 ...... 283 321,792
3.500%, 08/15/39 ...... 300 245,384
2.750%, 05/15/40 ...... 300 219,971
Unum Group
5.750%, 08/15/42 ...... 500 491,218
Valero Energy Corp.
# 6.625%, 06/15/37 ...... 1,525 1,672,946
Ventas Realty, LP
5.700%, 09/30/43 ...... 556 547,082
Verizon Communications, Inc.
4.750%, 02/17/34, MTN . GBP 500 637,195
4.750%, 10/31/34 ...... EUR 235 291,767
4.400%, 11/01/34 ...... 300 285,360
5.850%, 09/15/35 ...... 300 314,598
4.272%, 01/15/36 ...... 94 86,709
3.375%, 10/27/36 ...... GBP 1,500 1,613,116
5.250%, 03/16/37 ...... 386 381,011
3.750%, 08/06/37 ...... EUR 4,000 4,525,888
2.875%, 01/15/38 ...... EUR 150 155,032
1.875%, 11/03/38 ...... GBP 100 85,094
4.812%, 03/15/39 ...... 550 512,123
1.850%, 05/18/40 ...... EUR 200 173,283
2.650%, 11/20/40 ...... 350 245,360
3.400%, 03/22/41 ...... 350 268,560
VF Corp.
2.950%, 04/23/30 ...... 4,458 4,044,793
6.000%, 10/15/33 ...... 1,218 1,221,015
Viatris, Inc.
2.700%, 06/22/30 ...... 2,000 1,822,548
3.850%, 06/22/40 ...... 3,749 2,879,623
Virginia Electric and Power Co.
6.350%, 11/30/37 ...... 300 324,523
8.875%, 11/15/38 ...... 948 1,238,289
4.000%, 01/15/43 ...... 112 90,454
Visa, Inc.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
2.250%, 05/15/28 ...... EUR 100 $ 115,594
2.000%, 06/15/29 ...... EUR 1,150 1,309,797
3.125%, 05/15/33 ...... EUR 13,933 16,022,723
2.375%, 06/15/34 ...... EUR 3,766 4,080,850
# 4.150%, 12/14/35 ...... 300 287,694
3.500%, 05/15/37 ...... EUR 3,361 3,849,136
2.700%, 04/15/40 ...... 2,680 2,031,457
Vontier Corp.
2.950%, 04/01/31 ...... 655 598,233
Vornado Realty, LP
2.150%, 06/01/26 ...... 165 163,884
# 3.400%, 06/01/31 ...... 4,964 4,511,559
Voya Financial, Inc.
5.700%, 07/15/43 ...... 100 96,265
W.P. Carey, Inc.
4.250%, 07/23/32 ...... EUR 7,500 8,933,498
3.700%, 11/19/34 ...... EUR 500 563,247
Walmart, Inc.
SOFRINDX+0.43%, FRN,
4.090%, 04/28/27(*) .... 100 100,180
5.625%, 03/27/34 ...... GBP 490 685,667
5.250%, 09/28/35 ...... GBP 11,222 15,169,471
4.875%, 01/19/39 ...... GBP 340 429,893
Wells Fargo & Co.
0.625%, 08/14/30 ...... EUR 589 615,481
4.625%, 11/02/35 ...... GBP 2,000 2,499,148
Wells Fargo Bank NA
SOFR+1.07%, FRN,
4.730%, 12/11/26(*) .... 2,338 2,347,071
Welltower OP LLC
4.500%, 12/01/34 ...... GBP 2,000 2,479,519
Western Midstream Operating,
LP
6.150%, 04/01/33 ...... 535 561,186
5.450%, 11/15/34 ...... 120 119,425
5.450%, 04/01/44 ...... 320 287,510
Western Union Co. (The)
# 6.200%, 11/17/36 ...... 1,799 1,863,650
6.200%, 06/21/40 ...... 920 924,427
Whirlpool Corp.
4.700%, 05/14/32 ...... 413 362,505
5.500%, 03/01/33 ...... 1,307 1,176,324
# 6.500%, 06/15/33 ...... 6,631 6,350,924
5.750%, 03/01/34 ...... 2,083 1,880,437
5.150%, 03/01/43, MTN . 200 149,130
Williams Cos., Inc. (The)
6.300%, 04/15/40 ...... 2,326 2,464,122
5.400%, 03/04/44 ...... 100 93,930
XPLR Infrastructure Operating
Partners, LP
Ω 4.500%, 09/15/27 ...... 1,186 1,177,286
# 7.250%, 01/15/29 ...... 740 769,587
Ω # 7.250%, 01/15/29 ...... 1,501 1,560,939
Yum! Brands, Inc.

78
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
6.875%, 11/15/37 ...... 2,425 $ 2,669,299
TOTAL UNITED STATES .. 982,216,055
TOTAL BONDS .......... 2,336,424,776
U.S. TREASURY OBLIGATIONS
— (2.1%)
U.S. Treasury Bonds
3.875%, 02/15/43 ..... 421 371,072
4.625%, 05/15/44 ..... 475 456,631
4.625%, 11/15/44 ..... 1,133 1,086,485
U.S. Treasury Notes
USBMMY3M + 0.18%,
FRN, 3.825% 07/31/26(*) 13,132 13,137,353
USBMMY3M + 0.21%,
FRN, 3.848% 10/31/26(*) 5,234 5,238,088
USBMMY3M + 0.10%,
FRN, 3.741% 01/31/27(*) 638 638,191
USBMMY3M + 0.16%,
FRN, 3.803% 04/30/27(*) 3,928 3,932,265
USBMMY3M + 0.16%,
FRN, 3.802% 07/31/27(*) 2,340 2,342,234
USBMMY3M + 0.19%,
FRN, 3.833% 10/31/27(*) 11,700 11,718,002
3.875%, 03/31/28 ..... 13,800 13,796,766
4.250%, 08/15/35 ..... 4,429 4,390,246
4.000%, 11/15/35 ..... 376 364,896
TOTAL U.S. TREASURY
OBLIGATIONS ........... 57,472,229
TOTAL INVESTMENT
SECURITIES — ( 97.8% )
(Cost $2,603,084,187) ..... 2,618,082,462
Shares Value†
SECURITIES LENDING
COLLATERAL — (2.2%)
@§ The DFA Short Term
Investment Fund ...... 4,996,161 57,805,582
TOTAL INVESTMENTS
— (100.0%)
(Cost $2,660,889,769) ..... $2,675,888,044
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $232,007,133 which represented 9.6% of the net assets of the Fund.

79
Dimensional Global Core Plus Fixed Income ETF
continued
As of April 30, 2026, Dimensional Global Core Plus Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 120,782 DKK 769,017 Citigroup 05/01/26 $ 59
DKK 827,964 USD 129,234 Citigroup 05/05/26 750
GBP 736,066 USD 998,956 RBC Dominion Securities 05/07/26 1,239
CAD 4,423,941 USD 3,239,101 Citigroup 05/11/26 12,154
CAD 1,204,076 USD 884,014 Citigroup 05/11/26 889
USD 4,409,027 EUR 3,738,208 RBC Dominion Securities 05/11/26 22,439
USD 4,409,370 EUR 3,738,208 State Street Bank and Trust 05/11/26 22,782
EUR 5,052,936 USD 5,928,496 BNY Capital Markets 05/12/26 1,144
USD 2,944,809 GBP 2,163,494 Citigroup 05/14/26 4,986
NZD 261,494 USD 153,686 Citigroup 05/18/26 345
USD 2,285,336 NZD 3,879,709 Citigroup 05/18/26 22
USD 4,295,801 EUR 3,631,575 Citigroup 05/18/26 32,892
USD 57,641,950 EUR 48,779,723 RBC Dominion Securities 05/18/26 382,094
AUD 5,548,372 USD 3,956,395 Citigroup 05/26/26 31,001
AUD 400,085 USD 285,253 Citigroup 05/26/26 2,272
AUD 5,794,063 USD 4,032,905 Citigroup 05/26/26 131,060
AUD 1,928,228 USD 1,342,374 Citigroup 05/26/26 43,367
AUD 405,760 USD 291,244 Citigroup 05/29/26 344
AUD 8,288,304 USD 5,935,937 RBC Dominion Securities 05/29/26 20,216
GBP 1,003,690 USD 1,363,142 RBC Dominion Securities 06/12/26 634
EUR 1,211,825 USD 1,421,967 State Street Bank and Trust 06/15/26 2,410
EUR 5,055,786 USD 5,935,365 State Street Bank and Trust 06/15/26 7,196
USD 2,224,455 NZD 3,767,312 Citigroup 06/22/26 2,665
USD 2,365,204 NZD 3,992,878 Citigroup 06/23/26 10,306
USD 18,167,984 CAD 24,664,129 RBC Dominion Securities 06/30/26 2,417
Total Appreciation $735,683
USD 16,824,547 JPY 2,682,631,698 BNY Capital Markets 05/01/26 $ (294,445)
USD 8,697,490 AUD 12,686,080 Citigroup 05/01/26 (423,149)
DKK 769,017 USD 121,460 Citigroup 05/01/26 (738)
USD 5,375,313 AUD 7,725,892 Citigroup 05/04/26 (179,207)
USD 57,490,526 EUR 49,975,670 RBC Dominion Securities 05/04/26 (1,133,337)
USD 1,389,614 AUD 1,972,017 State Street Bank and Trust 05/04/26 (28,165)
USD 3,534,025 EUR 3,055,845 BNY Capital Markets 05/05/26 (50,802)
USD 3,534,667 EUR 3,055,845 BNY Capital Markets 05/05/26 (50,160)
USD 3,534,145 EUR 3,055,844 BNY Capital Markets 05/05/26 (50,681)
USD 4,579,281 DKK 29,274,713 Citigroup 05/05/26 (16,638)
DKK 28,446,749 USD 4,494,788 Citigroup 05/05/26 (28,853)
USD 12,703,349 AUD 17,968,864 Citigroup 05/05/26 (215,106)
USD 257,530 EUR 220,775 Citigroup 05/05/26 (1,462)
USD 56,696,923 EUR 48,534,818 RBC Dominion Securities 05/05/26 (239,515)
USD 9,514,793 AUD 13,829,882 Citigroup 05/06/26 (427,820)
USD 32,146,623 CAD 44,591,847 State Street Bank and Trust 05/06/26 (617,842)
USD 58,381,690 EUR 50,264,709 BNY Capital Markets 05/07/26 (589,817)
USD 30,741,781 CAD 42,760,314 BNY Capital Markets 05/07/26 (678,303)
USD 10,898,283 AUD 15,684,584 Citigroup 05/07/26 (377,511)
USD 9,624,724 JPY 1,521,678,447 RBC Dominion Securities 05/07/26 (88,370)

80
Dimensional Global Core Plus Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 998,274 JPY 158,557,524 State Street Bank and Trust 05/07/26 $ (13,822)
USD 19,749,835 GBP 14,834,633 State Street Bank and Trust 05/07/26 (408,053)
USD 57,248,713 EUR 49,659,315 BNY Capital Markets 05/08/26 (1,015,364)
USD 31,314,554 CAD 43,544,703 BNY Capital Markets 05/08/26 (683,282)
USD 905,768 NZD 1,586,431 Citigroup 05/08/26 (28,378)
USD 35,888,289 CAD 49,893,579 BNY Capital Markets 05/11/26 (779,642)
USD 3,522,230 GBP 2,607,023 Citigroup 05/11/26 (20,283)
USD 4,788,849 GBP 3,549,848 Citigroup 05/11/26 (34,808)
USD 2,036,242 JPY 324,448,083 Citigroup 05/11/26 (35,505)
USD 16,767,592 JPY 2,648,972,881 Citigroup 05/11/26 (147,289)
USD 57,039,286 EUR 49,303,822 RBC Dominion Securities 05/11/26 (816,124)
USD 10,955,001 GBP 8,142,878 State Street Bank and Trust 05/11/26 (109,824)
USD 3,374,513 EUR 2,878,335 BNY Capital Markets 05/12/26 (3,224)
USD 3,374,397 EUR 2,878,335 BNY Capital Markets 05/12/26 (3,339)
EUR 1,093,384 USD 1,283,258 BNY Capital Markets 05/12/26 (168)
USD 57,592,812 EUR 49,151,650 BNY Capital Markets 05/12/26 (86,832)
USD 3,374,497 EUR 2,878,335 RBC Dominion Securities 05/12/26 (3,240)
USD 60,006,324 EUR 51,303,461 BNY Capital Markets 05/13/26 (201,401)
USD 548,529 GBP 404,280 Citigroup 05/14/26 (819)
USD 6,934,924 GBP 5,111,785 Citigroup 05/14/26 (11,129)
USD 253,678 GBP 189,931 Citigroup 05/14/26 (4,406)
USD 6,614,256 GBP 4,951,403 Citigroup 05/14/26 (113,864)
USD 59,783,910 EUR 51,026,127 BNY Capital Markets 05/15/26 (104,160)
USD 2,301,694 NZD 3,913,330 BNY Capital Markets 05/18/26 (3,425)
USD 166,522 NZD 286,464 Citigroup 05/18/26 (2,217)
USD 20,457,049 JPY 3,238,855,259 RBC Dominion Securities 05/18/26 (237,556)
USD 12,302,156 AUD 17,162,819 Citigroup 05/20/26 (33,435)
USD 5,999,315 DKK 38,948,512 BNY Capital Markets 05/22/26 (121,556)
USD 15,222,374 AUD 21,651,871 BNY Capital Markets 05/22/26 (339,108)
USD 56,726,370 EUR 49,322,282 BNY Capital Markets 05/22/26 (1,181,605)
USD 3,345,524 EUR 2,852,318 RBC Dominion Securities 05/22/26 (3,306)
DKK 38,948,512 USD 6,149,283 State Street Bank and Trust 05/22/26 (28,412)
USD 22,678,934 AUD 32,304,103 BNY Capital Markets 05/26/26 (536,755)
USD 4,815,780 NZD 8,228,240 BNY Capital Markets 05/26/26 (32,376)
USD 59,141,476 EUR 50,804,682 BNY Capital Markets 05/26/26 (518,520)
USD 4,131,324 EUR 3,524,855 Citigroup 05/26/26 (7,918)
USD 4,131,325 EUR 3,524,856 Citigroup 05/26/26 (7,917)
USD 4,131,704 EUR 3,524,855 State Street Bank and Trust 05/26/26 (7,538)
USD 17,858,518 JPY 2,845,207,336 RBC Dominion Securities 05/27/26 (335,632)
USD 11,983,311 GBP 8,879,875 State Street Bank and Trust 05/28/26 (82,785)
USD 18,531,355 AUD 26,842,222 BNY Capital Markets 05/29/26 (758,041)
USD 8,347,916 GBP 6,157,236 State Street Bank and Trust 05/29/26 (18,614)
USD 13,796,485 JPY 2,189,800,099 Citigroup 06/01/26 (212,862)
USD 62,026,669 EUR 52,943,872 Citigroup 06/01/26 (163,475)
USD 9,077,584 AUD 12,686,080 Citigroup 06/01/26 (38,407)
USD 16,852,215 JPY 2,682,631,698 RBC Dominion Securities 06/02/26 (311,590)
USD 892,540 EUR 762,807 Citigroup 06/03/26 (3,573)
USD 58,601,231 EUR 49,975,670 RBC Dominion Securities 06/03/26 (108,029)
USD 67,942,432 EUR 57,923,127 BNY Capital Markets 06/04/26 (106,252)
USD 10,714,166 JPY 1,680,235,971 BNY Capital Markets 06/08/26 (41,481)
USD 2,151,231 NZD 3,674,815 Citigroup 06/08/26 (14,983)
USD 2,251,448 NZD 3,891,469 Citigroup 06/08/26 (42,478)
USD 20,687,976 GBP 15,431,129 BNY Capital Markets 06/12/26 (279,257)

81
Dimensional Global Core Plus Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 3,837,827 CAD 5,233,782 Citigroup 06/12/26 $ (13,937)
USD 2,407,630 CAD 3,321,711 Citigroup 06/12/26 (36,959)
USD 3,215,710 GBP 2,374,344 Citigroup 06/12/26 (10,459)
USD 1,601,739 CAD 2,185,925 Citigroup 06/12/26 (6,977)
USD 3,715,254 CAD 5,071,724 Citigroup 06/12/26 (17,245)
USD 31,400,243 CAD 43,361,051 State Street Bank and Trust 06/12/26 (511,013)
USD 2,438,203 CAD 3,325,143 Citigroup 06/15/26 (9,231)
USD 62,241,568 EUR 52,961,942 RBC Dominion Securities 06/15/26 (9,795)
USD 39,635,336 CAD 54,356,455 RBC Dominion Securities 06/15/26 (373,117)
USD 181,424 NZD 312,460 Citigroup 06/18/26 (2,826)
USD 1,283,925 NZD 2,203,569 Citigroup 06/18/26 (15,465)
USD 1,224,147 AUD 1,769,503 Citigroup 06/24/26 (46,783)
USD 30,943,663 CAD 42,205,634 BNY Capital Markets 06/26/26 (136,143)
USD 2,139,469 CAD 2,920,268 RBC Dominion Securities 06/29/26 (11,267)
USD 4,457,462 CAD 6,083,531 RBC Dominion Securities 06/29/26 (22,972)
USD 6,932,185 AUD 9,697,909 Citigroup 07/03/26 (31,952)
Total (Depreciation) $(16,952,121)
Total Appreciation (Depreciation) $(16,216,438)
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations ............... $ — $ 224,185,457 $ — $ 224,185,457
Bonds
Australia ...................... — 169,890,906 — 169,890,906
Austria ....................... — 222,797 — 222,797
Belgium ...................... — 16,633,638 — 16,633,638
Canada ...................... — 346,724,623 — 346,724,623
Denmark ..................... — 35,370,457 — 35,370,457
Finland ....................... — 31,231,643 — 31,231,643
France ....................... — 151,011,350 — 151,011,350
Germany ..................... — 83,857,647 — 83,857,647
Ireland ....................... — 2,594,497 — 2,594,497
Italy ......................... — 39,943,885 — 39,943,885
Japan ........................ — 157,937,494 — 157,937,494
Luxembourg ................... — 19,156,265 — 19,156,265
Mexico ....................... — 5,426,368 — 5,426,368
Netherlands ................... — 41,901,716 — 41,901,716
New Zealand .................. — 20,669,958 — 20,669,958
Norway ....................... — 22,305,563 — 22,305,563
Singapore ..................... — 9,881,141 — 9,881,141
Spain ........................ — 32,187,295 — 32,187,295
Supranational .................. — 58,314,490 — 58,314,490
Sweden ...................... — 14,947,783 — 14,947,783
Switzerland .................... — 2,908,455 — 2,908,455
United Arab Emirates ............ — 1,582,599 — 1,582,599
United Kingdom ................ — 89,508,151 — 89,508,151
United States .................. — 982,216,055 — 982,216,055

82
Dimensional Global Core Plus Fixed Income ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
U.S. Treasury Obligations .......... $ — $ 57,472,229 $ — $ 57,472,229
Securities Lending Collateral ........ — 57,805,582 — 57,805,582
Total Investments .................
$— $2,675,888,044 $— $2,675,888,044
Financial Instruments
Assets
Forward Currency Contracts** ....... — 735,683 — 735,683
Liabilities
Forward Currency Contracts** ....... — (16,952,121) — (16,952,121)
Total Other Financial Instruments ....
$– $(16,216,438) $– $(16,216,438)
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

83
Dimensional International Core Fixed Income ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Face
Amount
Value†
(000)
AGENCY OBLIGATION  — (0.0%)
Tennessee Valley Authority
5.625%, 06/07/32 ..... 220 $ 302,989
TOTAL AGENCY
OBLIGATION ............ 302,989
BONDS — (99.9%)
AUSTRALIA — (7.8%)
APA Infrastructure, Ltd.
2.000%, 07/15/30, MTN . EUR 500 551,413
1.250%, 03/15/33, MTN . EUR 1,556 1,539,372
2.500%, 03/15/36, MTN . GBP 290 289,813
Australia & New Zealand
Banking Group, Ltd.
BBSW3M+1.20%, FRN,
5.570%, 11/04/27(*), MTN AUD 1,700 1,234,606
4.500%, 03/31/28, MTN . AUD 228 161,521
4.950%, 09/11/28, MTN . AUD 605 431,184
BBSW3M+0.96%, FRN,
5.340%, 02/05/29(*), MTN AUD 4,900 3,556,668
Australia Government Bond
1.750%, 11/21/32 ...... AUD 676 401,079
BHP Billiton Finance, Ltd.
3.643%, 09/04/35, MTN . EUR 1,676 1,919,176
Commonwealth Bank of
Australia
BBSW3M+0.70%, FRN,
5.050%, 07/22/27(*), MTN AUD 1,800 1,298,572
4.400%, 08/18/27, MTN . AUD 500 355,923
BBSW3M+1.15%, FRN,
5.490%, 01/13/28(*), MTN AUD 1,400 1,017,217
1.125%, 01/18/28 ...... EUR 100 113,724
4.900%, 08/17/28, MTN . AUD 1,700 1,211,066
BBSW3M+0.95%, FRN,
4.910%, 08/17/28(*), MTN AUD 2,200 1,595,859
Glencore Capital Finance DAC
1.250%, 03/01/33, MTN . EUR 400 395,467
Macquarie Bank, Ltd.
EUR003M+0.44%, FRN,
2.597%, 12/18/26(*), MTN EUR 1,000 1,174,404
3.202%, 09/17/29, MTN . EUR 2,030 2,378,575
Macquarie Group, Ltd.
4.747%, 01/23/30, MTN . EUR 150 183,668
National Australia Bank, Ltd.
BBSW3M+0.70%, FRN,
5.030%, 10/18/27(*), MTN AUD 3,700 2,669,314
BBSW3M+1.00%, FRN,
4.960%, 05/12/28(*), MTN AUD 5,700 4,134,479
BBSW3M+0.90%, FRN,
5.210%, 03/22/29(*), MTN AUD 6,600 4,782,832
NBN Co., Ltd.
4.125%, 03/15/29, MTN . EUR 100 120,384
Face
Amount
Value†
(000)
AUSTRALIA — (Continued)
New South Wales Treasury
Corp.
2.000%, 03/20/31 ...... AUD 394 $ 245,356
2.000%, 03/08/33 ...... AUD 1,200 698,464
4.250%, 02/20/36 ...... AUD 10,381 6,686,689
4.750%, 02/20/37 ...... AUD 2,300 1,521,775
3.500%, 11/20/37 ...... AUD 1,500 868,745
2.250%, 05/07/41 ...... AUD 11,000 4,986,901
Northern Territory Treasury
Corp.
5.750%, 04/21/37 ...... AUD 3,100 2,177,680
Optus Finance Pty, Ltd.
2.500%, 07/01/30, MTN . AUD 600 376,952
Queensland Treasury Corp.
Ω 1.500%, 08/20/32 ...... AUD 570 326,935
Ω 5.000%, 03/10/36 ...... AUD 2,000 1,364,996
Ω 5.000%, 07/21/37 ...... AUD 3,600 2,414,960
Ω 2.250%, 04/16/40 ...... AUD 9,110 4,205,316
Ω 2.250%, 11/20/41 ...... AUD 5,249 2,320,033
South Australian Government
Financing Authority
4.500%, 05/23/31 ...... AUD 5,600 3,908,026
1.750%, 05/24/32 ...... AUD 1,500 882,991
2.000%, 05/23/36 ...... AUD 5,400 2,787,158
4.750%, 05/24/38 ...... AUD 1,920 1,249,480
2.250%, 05/24/40 ...... AUD 5,600 2,598,010
Tasmanian Public Finance
Corp.
4.000%, 01/20/34, MTN . AUD 3,675 2,375,413
Treasury Corp. of Victoria
1.500%, 09/10/31, MTN . AUD 451 268,164
2.250%, 11/20/34 ...... AUD 1,980 1,100,792
2.000%, 09/17/35 ...... AUD 15,430 8,127,452
2.000%, 11/20/37, MTN . AUD 10,300 4,991,011
5.250%, 09/15/38, MTN . AUD 5,558 3,753,644
5.500%, 09/15/39 ...... AUD 11,696 8,003,265
Westpac Banking Corp.
1.125%, 09/05/27, MTN . EUR 100 114,634
BBSW3M+1.23%, FRN,
5.180%, 11/11/27(*), MTN AUD 1,200 872,401
EUR003M+0.48%, FRN,
2.678%, 01/14/28(*), MTN EUR 9,800 11,522,219
BBSW3M+0.98%, FRN,
4.940%, 02/16/28(*), MTN AUD 500 362,440
BBSW3M+0.88%, FRN,
4.840%, 05/14/29(*), MTN AUD 1,800 1,303,995
BBSW3M+0.85%, FRN,
5.120%, 09/19/29(*), MTN AUD 5,000 3,616,563
TOTAL AUSTRALIA ....... 117,548,776
AUSTRIA — (0.3%)
OMV AG

84
Dimensional International Core Fixed Income ETF
continued
Face
Amount
Value†
(000)
AUSTRIA — (Continued)
3.250%, 09/04/31, MTN . EUR 150 $ 176,591
3.125%, 11/10/33, MTN . EUR 782 889,829
1.000%, 07/03/34, MTN . EUR 76 72,709
3.750%, 09/04/36, MTN . EUR 2,574 3,005,309
Republic of Austria Government
Bond
Ω Δ 0.000%, 10/20/40 ..... EUR 306 214,968
TOTAL AUSTRIA ......... 4,359,406
BELGIUM — (1.9%)
Anheuser-Busch InBev SA/NV
2.750%, 03/17/36, MTN . EUR 100 107,140
Belfius Bank SA
4.125%, 09/12/29, MTN . EUR 300 361,607
Dexia SA
Δ 0.000%, 01/21/28, MTN EUR 100 111,644
4.125%, 10/22/30, MTN . GBP 200 264,248
Euroclear Holding NV
1.500%, 04/11/30 ...... EUR 300 328,087
Kingdom of Belgium
Government Bond
Ω 0.100%, 06/22/30 ...... EUR 366 382,826
Ω 2.850%, 10/22/34 ...... EUR 2,806 3,156,780
Ω 5.000%, 03/28/35 ...... EUR 793 1,038,579
Ω 3.100%, 06/22/35 ...... EUR 10,000 11,366,300
Ω 1.900%, 06/22/38 ...... EUR 1,551 1,489,861
Ω 0.400%, 06/22/40 ...... EUR 2,246 1,636,067
Ω 4.250%, 03/28/41 ...... EUR 1,798 2,182,290
Ministeries Van de Vlaamse
Gemeenschap
3.375%, 06/22/35, MTN . EUR 2,400 2,753,214
3.375%, 06/22/36, MTN . EUR 100 113,549
3.250%, 06/22/37, MTN . EUR 1,400 1,554,237
3.675%, 06/22/40, MTN . EUR 1,000 1,118,982
TOTAL BELGIUM ........ 27,965,411
CANADA — (18.6%)
Alimentation Couche-Tard, Inc.
5.592%, 09/25/30 ...... CAD 152 118,830
Bell Telephone Co. of Canada
or Bell Canada
5.150%, 08/24/34 ...... CAD 6,000 4,577,959
Brookfield Corp.
5.950%, 06/14/35 ...... CAD 90 72,344
Canada Housing Trust NO 1
Ω 1.750%, 06/15/30 ...... CAD 1,500 1,039,894
Canadian Government Bond
2.500%, 12/01/32 ...... CAD 2,082 1,453,515
5.750%, 06/01/33 ...... CAD 3,852 3,248,602
2.750%, 06/01/33 ...... CAD 1,529 1,079,130
3.250%, 06/01/35 ...... CAD 441 317,244
Canadian National Railway Co.
4.150%, 05/10/30 ...... CAD 395 295,482
4.400%, 05/10/33 ...... CAD 2,000 1,496,922
CDP Financial, Inc.
4.200%, 12/02/30 ...... CAD 5,600 4,249,680
Face
Amount
Value†
(000)
CANADA — (Continued)
3.650%, 06/02/34 ...... CAD 1,898 $ 1,374,673
3.650%, 06/02/35 ...... CAD 21,307 15,275,887
City of Montreal Canada
4.250%, 12/01/32 ...... CAD 800 605,598
4.250%, 09/01/33 ...... CAD 1,750 1,319,089
4.100%, 12/01/34 ...... CAD 3,000 2,219,572
3.900%, 09/01/35 ...... CAD 2,150 1,554,205
3.500%, 12/01/38 ...... CAD 2,377 1,585,365
CPPIB Capital, Inc.
3.950%, 06/02/32 ...... CAD 7,200 5,404,417
1.500%, 03/04/33, MTN . EUR 755 791,252
4.750%, 06/02/33 ...... CAD 7,300 5,722,919
4.300%, 06/02/34 ...... CAD 18,602 14,151,515
0.750%, 02/02/37, MTN . EUR 380 334,409
Enbridge, Inc.
2.990%, 10/03/29, MTN . CAD 272 195,897
4.240%, 08/27/42, MTN . CAD 250 163,302
4.570%, 03/11/44, MTN . CAD 1,000 675,961
Fairfax Financial Holdings, Ltd.
4.250%, 12/06/27 ...... CAD 152 112,685
3.950%, 03/03/31 ...... CAD 884 646,195
Federation des Caisses
Desjardins du Quebec
3.250%, 03/28/31, MTN . EUR 2,679 3,090,702
Fortis, Inc.
4.431%, 05/31/29 ...... CAD 300 225,431
5.677%, 11/08/33 ...... CAD 500 398,163
Hydro-Quebec
6.500%, 02/15/35 ...... CAD 1,900 1,656,983
6.000%, 02/15/40, MTN . CAD 1,600 1,362,557
Magna International, Inc.
4.375%, 03/17/32 ...... EUR 725 879,008
OMERS Finance Trust
3.250%, 01/28/35 ...... EUR 1,000 1,154,440
Ontario Teachers' Finance Trust
Ω 1.850%, 05/03/32 ...... EUR 300 325,164
1.850%, 05/03/32 ...... EUR 722 782,561
4.300%, 06/02/34 ...... CAD 1,626 1,228,705
Province of Alberta Canada
3.900%, 12/01/33, MTN . CAD 1,000 743,406
5.200%, 05/15/34, MTN . AUD 5,000 3,497,002
3.125%, 10/16/34 ...... EUR 100 115,049
3.375%, 04/02/35, MTN . EUR 5,000 5,839,078
3.950%, 06/01/35 ...... CAD 19,625 14,479,475
Province of British Columbia
Canada
1.550%, 06/18/31 ...... CAD 2,000 1,342,076
3.200%, 06/18/32 ...... CAD 700 504,621
3.550%, 06/18/33 ...... CAD 8,300 6,047,700
5.250%, 05/23/34, MTN . AUD 8,980 6,279,841
4.150%, 06/18/34 ...... CAD 18,525 13,920,630
4.000%, 06/18/35 ...... CAD 800 589,729
3.900%, 06/18/36 ...... CAD 1,567 1,133,142
4.700%, 06/18/37 ...... CAD 4,000 3,068,665

85
Dimensional International Core Fixed Income ETF
continued
Face
Amount
Value†
(000)
CANADA — (Continued)
3.400%, 05/24/39 ...... EUR 839 $ 946,015
4.950%, 06/18/40 ...... CAD 4,900 3,795,835
Province of Manitoba Canada
3.800%, 06/02/33 ...... CAD 2,500 1,847,642
4.250%, 06/02/34 ...... CAD 11,800 8,925,121
4.850%, 08/28/34, MTN . AUD 4,233 2,847,838
3.700%, 06/02/35 ...... CAD 2,796 2,016,423
3.350%, 02/04/36 ...... EUR 1,100 1,270,276
3.800%, 06/02/36 ...... CAD 607 436,036
5.700%, 03/05/37 ...... CAD 6,000 4,988,979
4.600%, 03/05/38 ...... CAD 6,000 4,543,399
Province of Nova Scotia
Canada
3.850%, 06/01/35 ...... CAD 5,000 3,647,932
4.700%, 06/01/41 ...... CAD 844 632,098
Province of Ontario Canada
CAONINDX+0.41%, FRN,
2.700%, 11/19/30(*), MTN CAD 3,253 2,396,288
4.050%, 02/02/32 ...... CAD 4,000 3,024,583
5.850%, 03/08/33 ...... CAD 600 498,735
3.650%, 06/02/33 ...... CAD 5,400 3,965,515
4.150%, 06/02/34 ...... CAD 9,680 7,296,875
3.800%, 12/02/34 ...... CAD 13,100 9,597,138
3.600%, 06/02/35 ...... CAD 9,072 6,512,164
5.600%, 06/02/35 ...... CAD 625 519,433
3.250%, 07/03/35, MTN . EUR 2,200 2,545,925
3.950%, 12/02/35 ...... CAD 1,200 881,128
3.125%, 03/05/36, MTN . EUR 406 460,802
3.900%, 06/02/36 ...... CAD 575 418,262
4.700%, 06/02/37 ...... CAD 6,000 4,628,609
4.650%, 06/02/41 ...... CAD 783 589,537
Province of Quebec Canada
1.900%, 09/01/30 ...... CAD 491 340,381
2.100%, 05/27/31 ...... CAD 5,000 3,455,734
1.500%, 09/01/31 ...... CAD 6,000 3,996,077
3.250%, 09/01/32 ...... CAD 3,000 2,162,905
3.600%, 09/01/33 ...... CAD 7,337 5,348,717
4.450%, 09/01/34 ...... CAD 3,175 2,431,717
3.250%, 05/22/35, MTN . EUR 6,300 7,275,285
5.100%, 06/04/35, MTN . AUD 2,500 1,713,866
4.000%, 09/01/35 ...... CAD 8,833 6,500,053
5.750%, 12/01/36 ...... CAD 400 333,936
5.000%, 12/01/38 ...... CAD 6,437 5,039,928
5.000%, 12/01/41 ...... CAD 352 272,148
Province of Saskatchewan
Canada
3.300%, 05/08/34, MTN . EUR 800 934,215
3.800%, 06/02/35 ...... CAD 299 218,054
PSP Capital, Inc.
4.400%, 12/02/30 ...... CAD 3,400 2,606,692
3.250%, 07/02/34, MTN . EUR 600 696,308
Rogers Communications, Inc.
6.110%, 08/25/40 ...... CAD 2,650 2,129,501
TELUS Corp.
Face
Amount
Value†
(000)
CANADA — (Continued)
5.600%, 09/09/30 ...... CAD 152 $ 118,707
5.150%, 11/26/43 ...... CAD 2,350 1,707,725
4.850%, 04/05/44 ...... CAD 3,721 2,598,057
Toronto-Dominion Bank (The)
3.563%, 04/16/31, MTN . EUR 152 178,433
3.129%, 08/03/32, MTN . EUR 4,475 5,105,807
3.357%, 09/22/32, MTN . EUR 3,390 3,893,849
TransCanada PipeLines, Ltd.
5.277%, 07/15/30, MTN . CAD 228 176,326
5.330%, 05/12/32 ...... CAD 96 74,695
4.550%, 11/15/41, MTN . CAD 2,550 1,748,523
TOTAL CANADA ......... 279,036,898
DENMARK — (2.7%)
Denmark Government Bond
2.250%, 11/15/33 ...... DKK 40,000 6,065,211
2.250%, 11/15/35 ...... DKK 3,528 524,415
DSV Finance BV
3.375%, 11/06/32, MTN . EUR 700 812,301
3.375%, 11/06/34, MTN . EUR 2,528 2,866,576
Novo Nordisk Finance
Netherlands BV
3.250%, 01/21/31, MTN . EUR 917 1,073,498
3.125%, 05/27/33, MTN . EUR 5,981 6,864,402
3.375%, 05/21/34, MTN . EUR 1,775 2,043,074
3.375%, 02/20/35, MTN . EUR 6,911 7,905,483
3.625%, 05/27/37, MTN . EUR 918 1,052,002
Nykredit Realkredit A/S
3.625%, 07/24/30, MTN . EUR 100 117,312
3.500%, 07/10/31, MTN . EUR 100 116,357
3.500%, 01/12/33, MTN . EUR 698 800,734
Orsted A/S
2.500%, 05/16/33, MTN . GBP 325 353,572
5.750%, 04/09/40, MTN . GBP 7,000 8,640,595
5.375%, 09/13/42, MTN . GBP 1,000 1,161,153
TOTAL DENMARK ....... 40,396,685
FINLAND — (1.2%)
Finland Government Bond
Ω Δ 0.000%, 09/15/30 ..... EUR 435 450,489
Ω 3.550%, 04/15/41 ...... EUR 913 1,056,241
Kuntarahoitus OYJ
1.250%, 02/23/33, MTN . EUR 3,231 3,359,479
Nordea Bank Abp
1.125%, 09/27/27, MTN . EUR 100 114,339
3.625%, 03/15/34, MTN . EUR 1,212 1,417,016
OP Corporate Bank PLC
1.375%, 09/04/26, MTN . GBP 492 661,682
EUR003M+0.40%, FRN,
2.540%, 03/28/27(*), MTN EUR 350 411,060
4.125%, 04/18/27, MTN . EUR 100 118,656
EUR003M+0.40%, FRN,
2.410%, 05/19/27(*), MTN EUR 4,800 5,635,991
0.100%, 11/16/27, MTN . EUR 1,128 1,266,396
4.000%, 06/13/28, MTN . EUR 200 238,680
2.875%, 11/27/29, MTN . EUR 1,776 2,064,823

86
Dimensional International Core Fixed Income ETF
continued
Face
Amount
Value†
(000)
FINLAND — (Continued)
Teollisuuden Voima OYJ
3.625%, 03/18/33, MTN . EUR 631 $ 727,693
TOTAL FINLAND ......... 17,522,545
FRANCE — (7.4%)
Action Logement Services
3.125%, 09/28/37, MTN . EUR 200 215,455
Agence France Locale
3.000%, 08/20/32, MTN . EUR 3,900 4,451,094
3.125%, 03/20/33, MTN . EUR 500 569,155
3.125%, 03/20/34, MTN . EUR 300 339,014
AXA SA
3.375%, 05/31/34, MTN . EUR 1,175 1,365,579
Ayvens SA
3.875%, 07/16/29 ...... EUR 300 356,481
Banque Federative du Credit
Mutuel SA
2.625%, 11/06/29, MTN . EUR 100 114,196
4.375%, 05/02/30, MTN . EUR 500 604,220
0.625%, 02/21/31, MTN . EUR 200 203,919
3.125%, 03/11/31, MTN . EUR 400 461,044
3.250%, 10/17/31, MTN . EUR 400 461,529
4.750%, 11/10/31, MTN . EUR 3,000 3,698,898
4.000%, 01/26/33, MTN . EUR 300 355,577
3.750%, 02/01/33, MTN . EUR 2,100 2,466,755
4.125%, 06/14/33, MTN . EUR 500 601,014
3.750%, 02/03/34, MTN . EUR 300 351,499
3.625%, 03/07/35, MTN . EUR 100 114,377
BNP Paribas SA
3.625%, 09/01/29, MTN . EUR 200 236,301
2.100%, 04/07/32, MTN . EUR 400 428,194
5.750%, 06/13/32, MTN . GBP 600 819,645
4.095%, 02/13/34, MTN . EUR 1,800 2,141,441
2.000%, 09/13/36, MTN . GBP 100 94,667
Bouygues SA
3.250%, 06/30/37 ...... EUR 700 775,158
5.375%, 06/30/42 ...... EUR 600 773,327
BPCE SA
3.875%, 01/11/29, MTN . EUR 1,300 1,545,913
0.750%, 03/03/31, MTN . EUR 1,000 1,025,899
2.375%, 04/26/32, MTN . EUR 200 220,456
4.000%, 11/29/32, MTN . EUR 3,500 4,195,325
4.500%, 01/13/33, MTN . EUR 3,700 4,485,086
3.875%, 01/25/36, MTN . EUR 2,000 2,361,135
Caisse d'Amortissement de la
Dette Sociale
1.500%, 05/25/32, MTN . EUR 3,000 3,171,909
Caisse des Depots et
Consignations
3.125%, 05/25/33 ...... EUR 1,100 1,262,397
Cie Generale des
Etablissements Michelin SCA
3.375%, 05/16/36, MTN . EUR 800 906,039
Cofiroute SA
3.125%, 03/06/33, MTN . EUR 100 113,466
Face
Amount
Value†
(000)
FRANCE — (Continued)
Covivio SA
4.625%, 06/05/32, MTN . EUR 400 $ 486,457
3.625%, 06/17/34, MTN . EUR 900 1,013,184
Credit Agricole SA
1.125%, 07/12/32, MTN . EUR 100 100,908
4.000%, 01/18/33, MTN . EUR 300 360,651
4.375%, 11/27/33, MTN . EUR 6,000 7,263,582
3.750%, 01/22/34, MTN . EUR 200 235,253
3.500%, 09/26/34 ...... EUR 200 228,271
3.750%, 05/27/35, MTN . EUR 2,500 2,877,539
4.125%, 02/26/36, MTN . EUR 400 472,395
Electricite de France SA
6.125%, 06/02/34, MTN . GBP 250 340,003
4.750%, 10/12/34, MTN . EUR 800 993,155
5.500%, 03/27/37, MTN . GBP 2,600 3,256,468
4.625%, 01/25/43, MTN . EUR 100 115,376
Engie SA
4.250%, 09/06/34, MTN . EUR 1,000 1,206,565
1.375%, 06/21/39, MTN . EUR 200 168,144
4.500%, 09/06/42, MTN . EUR 200 235,205
4.250%, 03/06/44, MTN . EUR 500 567,107
French Republic Government
Bond OAT
Ω 2.500%, 05/25/30 ...... EUR 486 559,555
Ω 3.200%, 05/25/35 ...... EUR 926 1,050,951
Ω 1.250%, 05/25/38 ...... EUR 4,236 3,707,235
Ile-de-France Mobilites
1.000%, 05/25/34, MTN . EUR 200 190,806
3.700%, 06/14/38, MTN . EUR 2,500 2,816,936
3.400%, 05/25/43, MTN . EUR 200 208,289
JCDecaux SE
5.000%, 01/11/29 ...... EUR 400 487,050
1.625%, 02/07/30 ...... EUR 500 547,613
Klepierre SA
3.875%, 09/23/33, MTN . EUR 1,300 1,525,241
L'Oreal SA
3.375%, 01/19/36, MTN . EUR 2,300 2,641,714
LVMH Moet Hennessy Louis
Vuitton SE
3.250%, 09/07/29, MTN . EUR 200 236,006
3.000%, 03/07/32, MTN . EUR 5,000 5,750,532
3.500%, 09/07/33, MTN . EUR 3,500 4,109,993
3.500%, 10/05/34, MTN . EUR 2,000 2,331,698
Orange SA
8.125%, 11/20/28, MTN . GBP 50 72,859
5.625%, 01/23/34, MTN . GBP 100 137,042
Praemia Healthcare SACA
0.875%, 11/04/29 ...... EUR 100 105,876
RCI Banque SA
3.375%, 07/26/29, MTN . EUR 1,184 1,383,850
3.875%, 09/30/30, MTN . EUR 1,981 2,336,555
4.125%, 04/04/31 ...... EUR 2,400 2,856,888
3.750%, 02/16/32, MTN . EUR 200 230,847
3.625%, 11/03/32, MTN . EUR 500 570,550

87
Dimensional International Core Fixed Income ETF
continued
Face
Amount
Value†
(000)
FRANCE — (Continued)
Region of Ile de France
3.200%, 05/25/34, MTN . EUR 200 $ 227,000
3.650%, 05/25/35, MTN . EUR 1,100 1,282,188
SFIL
3.250%, 11/25/30, MTN . EUR 100 117,239
SNCF Reseau
5.000%, 10/10/33, MTN . EUR 85 108,529
5.250%, 01/31/35, MTN . GBP 580 774,699
Societe Generale SA
1.750%, 03/22/29, MTN . EUR 100 112,159
0.875%, 09/24/29, MTN . EUR 500 538,631
1.250%, 06/12/30 ...... EUR 100 107,257
6.250%, 06/22/33, MTN . GBP 700 989,656
Suez SACA
4.500%, 11/13/33, MTN . EUR 500 607,339
TotalEnergies Capital
International SA
1.375%, 10/04/29, MTN . EUR 300 332,475
1.491%, 09/04/30, MTN . EUR 300 327,534
3.075%, 07/01/31, MTN . EUR 100 115,732
1.535%, 05/31/39, MTN . EUR 100 86,650
1.618%, 05/18/40, MTN . EUR 400 343,265
UNEDIC ASSEO
3.375%, 11/25/33, MTN . EUR 5,000 5,815,385
Unibail-Rodamco-Westfield SE
4.125%, 12/11/30, MTN . EUR 1,500 1,797,931
1.875%, 01/15/31, MTN . EUR 200 215,802
3.875%, 09/11/34, MTN . EUR 100 115,738
Veolia Environnement SA
6.125%, 11/25/33, MTN . EUR 40 54,266
Wendel SE
4.500%, 06/19/30 ...... EUR 400 482,395
3.750%, 08/11/33 ...... EUR 1,100 1,265,072
TOTAL FRANCE ......... 110,881,455
GERMANY — (4.2%)
Allianz Finance II BV
3.250%, 12/04/29, MTN . EUR 100 118,328
1.500%, 01/15/30, MTN . EUR 400 444,907
4.500%, 03/13/43 ...... GBP 3,500 4,000,055
BASF SE
4.500%, 03/08/35, MTN . EUR 800 983,261
Bayer AG
4.625%, 05/26/33, MTN . EUR 50 61,355
BMW Finance NV
3.750%, 11/20/34, MTN . EUR 243 283,575
3.625%, 05/22/35, MTN . EUR 407 469,895
BMW International Investment
BV
3.500%, 11/17/32, MTN . EUR 310 360,508
Continental AG
3.625%, 11/30/27, MTN . EUR 60 70,891
Daimler Truck Finance Canada,
Inc.
2.460%, 12/15/26 ...... CAD 243 178,043
Face
Amount
Value†
(000)
GERMANY — (Continued)
Deutsche Bahn AG
3.375%, 01/29/38, MTN . EUR 920 $ 1,042,932
Deutsche Bank AG
1.625%, 01/20/27, MTN . EUR 100 116,386
Deutsche Boerse AG
1.500%, 04/04/32 ...... EUR 3,200 3,396,579
3.875%, 09/28/33 ...... EUR 8,600 10,322,469
Deutsche Telekom International
Finance BV
8.875%, 11/27/28, MTN . GBP 29 43,037
E.ON International Finance BV
6.375%, 06/07/32, MTN . GBP 855 1,215,766
5.875%, 10/30/37, MTN . GBP 1,400 1,842,419
6.750%, 01/27/39, MTN . GBP 2,250 3,154,536
E.ON SE
4.000%, 08/29/33, MTN . EUR 50 60,113
4.125%, 03/25/44, MTN . EUR 131 150,790
Fresenius SE & Co. KGaA
5.000%, 11/28/29, MTN . EUR 200 247,015
5.125%, 10/05/30, MTN . EUR 898 1,123,722
Heidelberg Materials AG
3.950%, 07/19/34, MTN . EUR 1,224 1,447,483
Kreditanstalt fuer Wiederaufbau
5.750%, 06/07/32, MTN . GBP 123 176,416
Mercedes-Benz Group AG
1.125%, 08/08/34, MTN . EUR 300 289,173
Siemens
Financieringsmaatschappij NV
3.000%, 11/22/28, MTN . EUR 400 470,204
3.125%, 05/22/32, MTN . EUR 500 581,174
3.125%, 05/27/33, MTN . EUR 6,900 7,967,585
3.000%, 09/08/33, MTN . EUR 3,300 3,770,691
3.625%, 05/27/36, MTN . EUR 1,100 1,281,094
3.375%, 02/22/37 ...... EUR 6,900 7,781,211
Sudzucker International Finance
BV
4.125%, 01/29/32 ...... EUR 382 448,118
T-Mobile USA, Inc.
3.850%, 05/08/36 ...... EUR 200 232,379
Traton Finance Luxembourg SA
5.625%, 01/16/29, MTN . GBP 600 817,484
Volkswagen Bank GmbH
4.625%, 05/03/31, MTN . EUR 900 1,087,821
Volkswagen Financial Services
AG
0.375%, 02/12/30, MTN . EUR 406 424,387
3.875%, 09/10/30 ...... EUR 1,174 1,391,743
3.875%, 11/19/31 ...... EUR 400 468,871
Volkswagen International
Finance NV
1.250%, 09/23/32, MTN . EUR 700 695,978
4.125%, 09/02/35, MTN . EUR 1,100 1,272,043
Volkswagen Leasing GmbH
4.000%, 04/11/31, MTN . EUR 100 119,340
4.750%, 09/25/31, MTN . EUR 1,238 1,521,610

88
Dimensional International Core Fixed Income ETF
continued
Face
Amount
Value†
(000)
GERMANY — (Continued)
Vonovia SE
4.250%, 04/10/34, MTN . EUR 400 $ 473,581
TOTAL GERMANY ....... 62,404,968
HONG KONG — (0.0%)
Prudential Funding Asia PLC
5.875%, 05/11/29 ...... GBP 75 103,838
TOTAL HONG KONG ..... 103,838
IRELAND — (0.1%)
ESB Finance DAC
4.250%, 03/03/36, MTN . EUR 900 1,087,288
Ireland Government Bond
0.200%, 10/18/30 ...... EUR 254 265,984
TOTAL IRELAND ......... 1,353,272
ITALY — (2.7%)
Autostrade per l'Italia SpA
2.250%, 01/25/32, MTN . EUR 3,250 3,520,252
ENEL Finance International NV
5.750%, 09/14/40, MTN . GBP 2,000 2,542,790
Enel SpA
5.750%, 06/22/37, MTN . GBP 400 522,666
Eni SpA
4.250%, 05/19/33, MTN . EUR 2,156 2,616,838
3.875%, 01/15/34, MTN . EUR 1,641 1,938,574
Intesa Sanpaolo SpA
5.125%, 08/29/31, MTN . EUR 374 472,302
5.625%, 03/08/33, MTN . EUR 487 633,588
6.625%, 05/31/33, MTN . GBP 3,940 5,652,131
2.625%, 03/11/36, MTN . GBP 1,966 2,011,095
Italy Buoni Poliennali Del
Tesoro
4.350%, 11/01/33 ...... EUR 254 313,217
Ω 3.350%, 03/01/35 ...... EUR 1,203 1,375,332
Ω 3.250%, 03/01/38 ...... EUR 3,333 3,639,213
Ω 3.100%, 03/01/40 ...... EUR 1,244 1,304,158
Snam SpA
3.250%, 07/01/32, MTN . EUR 5,856 6,734,374
1.000%, 09/12/34, MTN . EUR 2,300 2,165,973
UniCredit SpA
4.000%, 03/05/34, MTN . EUR 3,731 4,432,240
Var Energi ASA
3.875%, 03/12/31, MTN . EUR 913 1,069,218
TOTAL ITALY ........... 40,943,961
JAPAN — (15.0%)
American Honda Finance Corp.
3.650%, 04/23/31, MTN . EUR 1,033 1,206,262
3.500%, 06/27/31 ...... EUR 1,500 1,741,290
3.950%, 03/19/32, MTN . EUR 8,615 10,146,724
East Japan Railway Co.
1.104%, 09/15/39, MTN . EUR 501 407,801
Japan Government Five Year
Bond
0.400%, 12/20/28 ...... JPY 1,715,050 10,635,159
Face
Amount
Value†
(000)
JAPAN — (Continued)
Japan Government Ten Year
Bond
0.100%, 12/20/27 ...... JPY 1,580,400 $ 9,892,666
0.600%, 12/20/33 ...... JPY 2,875,750 16,246,460
0.800%, 03/20/34 ...... JPY 2,300,000 13,123,965
1.400%, 03/20/35 ...... JPY 900,000 5,290,246
Japan Government Thirty Year
Bond
2.800%, 09/20/29 ...... JPY 480,000 3,179,478
2.900%, 11/20/30 ...... JPY 450,000 3,003,934
2.500%, 06/20/36 ...... JPY 4,725,650 30,059,241
Japan Government Twenty Year
Bond
2.100%, 03/20/30 ...... JPY 500,000 3,235,985
1.400%, 09/20/34 ...... JPY 1,998,950 11,850,704
1.200%, 09/20/35 ...... JPY 1,800,000 10,291,031
1.000%, 12/20/35 ...... JPY 800,000 4,462,653
0.600%, 12/20/37 ...... JPY 1,807,550 9,100,672
0.400%, 09/20/40 ...... JPY 6,421,750 28,494,121
0.900%, 06/20/42 ...... JPY 1,922,150 8,784,203
1.600%, 03/20/44 ...... JPY 3,127,900 15,444,985
JT International Financial
Services BV
2.750%, 09/28/33, MTN . GBP 100 112,467
3.625%, 04/11/34, MTN . EUR 1,825 2,083,225
Mitsubishi UFJ Financial Group,
Inc.
3.556%, 06/15/32, MTN . EUR 200 233,841
Mizuho Financial Group, Inc.
0.797%, 04/15/30, MTN . EUR 266 282,163
2.096%, 04/08/32, MTN . EUR 473 509,106
4.029%, 09/05/32, MTN . EUR 1,015 1,212,018
4.416%, 05/20/33, MTN . EUR 4,386 5,337,425
3.767%, 08/27/34, MTN . EUR 1,183 1,377,534
NTT Finance Corp.
3.678%, 07/16/33 ...... EUR 3,808 4,440,369
Ω 3.678%, 07/16/33 ...... EUR 6,711 7,825,451
Ω 4.091%, 07/16/37 ...... EUR 725 850,267
ORIX Corp.
3.447%, 10/22/31, MTN . EUR 2,301 2,657,283
Sumitomo Mitsui Financial
Group, Inc.
0.632%, 10/23/29, MTN . EUR 194 207,668
3.318%, 10/07/31, MTN . EUR 300 348,602
3.573%, 05/28/32, MTN . EUR 305 355,245
Toyota Motor Credit Corp.
3.625%, 07/15/31, MTN . 100 118,234
TOTAL JAPAN ........... 224,548,478
LUXEMBOURG — (0.9%)
ArcelorMittal SA
3.500%, 12/13/31, MTN . EUR 500 581,476
Eurofins Scientific SE
4.750%, 09/06/30 ...... EUR 100 121,899
3.875%, 02/05/33 ...... EUR 2,532 2,931,817

89
Dimensional International Core Fixed Income ETF
continued
Face
Amount
Value†
(000)
LUXEMBOURG — (Continued)
JAB Holdings BV
5.000%, 06/12/33 ...... EUR 3,000 $ 3,734,158
4.375%, 04/25/34 ...... EUR 2,700 3,223,052
4.375%, 05/19/35 ...... EUR 500 593,110
2.250%, 12/19/39 ...... EUR 1,200 1,082,030
SELP Finance Sarl
3.750%, 01/16/32, MTN . EUR 775 903,157
TOTAL LUXEMBOURG .... 13,170,699
MEXICO — (0.0%)
Mexico Government
International Bond
4.490%, 05/25/32 ...... EUR 198 234,007
TOTAL MEXICO ......... 234,007
NETHERLANDS — (2.3%)
ABN AMRO Bank NV
5.250%, 05/26/26, MTN . GBP 1,100 1,495,329
EUR003M+0.35%, FRN,
2.380%, 02/25/27(*), MTN EUR 2,000 2,347,879
4.250%, 02/21/30, MTN . EUR 200 241,472
BBSW3M+0.90%, FRN,
4.890%, 08/27/30(*), MTN AUD 5,000 3,600,854
3.000%, 10/01/31 ...... EUR 4,000 4,618,401
3.000%, 09/22/32, MTN . EUR 3,200 3,648,577
4.500%, 11/21/34 ...... EUR 600 735,617
BNG Bank NV
0.125%, 04/19/33, MTN . EUR 1,600 1,526,880
5.000%, 03/13/34, MTN . AUD 386 267,568
3.500%, 09/27/38, MTN . EUR 400 465,010
Cooperatieve Rabobank UA
3.125%, 09/15/26 ...... CHF 225 290,804
BBSW3M+1.18%, FRN,
5.510%, 01/19/28(*), MTN AUD 700 508,649
BBSW3M+0.75%, FRN,
4.740%, 05/26/28(*), MTN AUD 3,100 2,236,720
BBSW3M+1.03%, FRN,
5.020%, 02/26/29(*), MTN AUD 1,500 1,088,840
4.000%, 01/10/30, MTN . EUR 200 239,916
3.822%, 07/26/34, MTN . EUR 200 235,394
5.250%, 05/23/41, MTN . GBP 1,467 1,843,533
CTP NV
1.500%, 09/27/31, MTN . EUR 325 334,842
Enexis Holding NV
0.750%, 07/02/31, MTN . EUR 375 384,853
0.625%, 06/17/32, MTN . EUR 1,475 1,454,610
3.250%, 04/09/33, MTN . EUR 3,271 3,768,033
3.625%, 06/12/34, MTN . EUR 350 409,594
Koninklijke KPN NV
3.875%, 02/16/36, MTN . EUR 1,400 1,629,327
Koninklijke Philips NV
4.250%, 09/08/31, MTN . EUR 788 956,983
Nederlandse Waterschapsbank
NV
Δ 0.000%, 02/16/37, MTN EUR 400 325,722
Netherlands Government Bond
Face
Amount
Value†
(000)
NETHERLANDS — (Continued)
Ω Δ 0.000%, 07/15/30 ..... EUR 242 $ 253,191
TOTAL NETHERLANDS ... 34,908,598
NEW ZEALAND — (1.6%)
New Zealand Government Bond
1.500%, 05/15/31 ...... NZD 316 163,080
2.000%, 05/15/32 ...... NZD 1,405 723,308
3.500%, 04/14/33 ...... NZD 18,991 10,529,349
4.250%, 05/15/34 ...... NZD 8,630 4,969,652
4.250%, 05/15/36 ...... NZD 133 75,237
2.750%, 04/15/37 ...... NZD 13,885 6,745,855
1.750%, 05/15/41 ...... NZD 341 131,370
TOTAL NEW ZEALAND .... 23,337,851
NORWAY — (0.5%)
Aker BP ASA
4.000%, 05/29/32, MTN . EUR 3,549 4,193,158
Equinor ASA
1.375%, 05/22/32, MTN . EUR 2,584 2,692,111
1.625%, 02/17/35, MTN . EUR 713 709,591
4.250%, 04/10/41, MTN . GBP 325 364,658
TOTAL NORWAY ........ 7,959,518
SINGAPORE — (0.9%)
P3 Group Sarl
3.375%, 03/22/31, MTN . EUR 1,294 1,486,345
3.750%, 04/02/33, MTN . EUR 3,114 3,548,920
Temasek Financial I, Ltd.
3.250%, 02/15/27, MTN . EUR 150 176,418
1.500%, 03/01/28, MTN . EUR 150 171,201
3.500%, 02/15/33, MTN . EUR 6,655 7,854,844
TOTAL SINGAPORE ...... 13,237,728
SPAIN — (1.8%)
Abertis France SAS
1.625%, 09/18/29, MTN . EUR 1,900 2,093,657
Acciona Energia Financiacion
Filiales SA
5.125%, 04/23/31, MTN . EUR 5,500 6,787,912
Adif Alta Velocidad
3.900%, 04/30/33, MTN . EUR 500 599,682
3.650%, 04/30/34, MTN . EUR 1,000 1,174,182
Banco Bilbao Vizcaya
Argentaria SA
3.875%, 01/15/34, MTN . EUR 200 238,488
Banco Santander SA
1.750%, 02/17/27, MTN . GBP 100 132,657
5.500%, 06/11/29, MTN . GBP 300 410,445
4.250%, 06/12/30, MTN . EUR 200 242,083
4.875%, 10/18/31, MTN . EUR 900 1,120,075
3.750%, 01/09/34, MTN . EUR 800 941,420
3.500%, 02/17/35, MTN . EUR 700 796,261
CaixaBank SA
4.250%, 09/06/30, MTN . EUR 300 364,616
4.375%, 11/29/33, MTN . EUR 1,100 1,352,797
Cellnex Finance Co. SA
3.500%, 05/22/32, MTN . EUR 600 690,952

90
Dimensional International Core Fixed Income ETF
continued
Face
Amount
Value†
(000)
SPAIN — (Continued)
3.875%, 01/19/36, MTN . EUR 600 $ 680,531
Criteria Caixa SA
3.250%, 02/25/31, MTN . EUR 100 115,387
Merlin Properties Socimi SA
3.500%, 09/04/33, MTN . EUR 700 793,029
1.875%, 12/04/34 ...... EUR 1,600 1,561,362
Naturgy Finance Iberia SA
3.625%, 10/02/34, MTN . EUR 700 801,486
Spain Government Bond
Ω 4.200%, 01/31/37 ...... EUR 64 79,329
Ω 0.850%, 07/30/37 ...... EUR 1,831 1,604,015
Telefonica Emisiones SA
3.724%, 01/23/34 ...... EUR 1,400 1,605,729
4.055%, 01/24/36, MTN . EUR 1,800 2,076,850
Telefonica Europe BV
5.875%, 02/14/33, MTN . EUR 31 40,792
TOTAL SPAIN ........... 26,303,737
SUPRANATIONAL — (0.8%)
European Financial Stability
Facility
3.375%, 08/30/38, MTN . EUR 354 410,575
European Investment Bank
5.625%, 06/07/32 ...... GBP 124 176,550
3.875%, 06/08/37, MTN . GBP 200 241,690
European Union
3.250%, 07/04/34 ...... EUR 210 246,263
3.375%, 10/04/39, MTN . EUR 2,172 2,452,453
3.625%, 12/12/40, MTN . EUR 666 764,757
Inter-American Development
Bank
5.000%, 07/20/30, MTN . GBP 175 241,415
4.375%, 08/18/32, MTN . GBP 3,900 5,195,750
International Finance Corp.
1.250%, 02/06/31, MTN . AUD 2,876 1,724,666
1.500%, 04/15/35, MTN . AUD 600 307,786
TOTAL SUPRANATIONAL . 11,761,905
SWEDEN — (0.3%)
Castellum Helsinki Finance
Holding Abp
0.875%, 09/17/29, MTN . EUR 150 164,452
Electrolux AB
2.500%, 05/18/30, MTN . EUR 1,160 1,295,486
Investor AB
0.375%, 10/29/35, MTN . EUR 601 519,860
Molnlycke Holding AB
4.250%, 06/11/34, MTN . EUR 443 527,262
Skandinaviska Enskilda Banken
AB
EUR003M+0.38%, FRN,
2.530%, 05/03/27(*), MTN EUR 760 892,449
3.000%, 02/10/32, MTN . EUR 100 115,208
Svenska Handelsbanken AB
3.875%, 05/10/27, MTN . EUR 100 118,490
3.750%, 11/01/27, MTN . EUR 100 118,622
Face
Amount
Value†
(000)
SWEDEN — (Continued)
0.050%, 09/06/28, MTN . EUR 525 $ 575,084
3.250%, 08/27/31 ...... EUR 100 116,047
3.750%, 02/15/34 ...... EUR 150 177,325
Swedbank AB
4.125%, 11/13/28, MTN . EUR 400 480,610
TOTAL SWEDEN ......... 5,100,895
SWITZERLAND — (0.0%)
Sandoz Finance BV
4.000%, 03/26/35 ...... EUR 125 147,004
UBS Group AG
0.875%, 11/03/31 ...... EUR 300 305,186
TOTAL SWITZERLAND .... 452,190
UNITED KINGDOM — (9.1%)
Barclays PLC
3.250%, 02/12/27, MTN . GBP 589 790,324
3.250%, 01/17/33, MTN . GBP 3,112 3,625,347
BAT International Finance PLC
2.250%, 01/16/30, MTN . EUR 361 404,992
4.125%, 04/12/32, MTN . EUR 100 118,788
6.000%, 11/24/34, MTN . GBP 1,013 1,379,229
British Telecommunications
PLC
4.250%, 01/06/33, MTN . EUR 378 455,578
5.750%, 02/13/41, MTN . GBP 4,374 5,506,618
5.625%, 12/03/41, MTN . GBP 650 805,442
Cadent Finance PLC
5.750%, 03/14/34, MTN . GBP 348 467,287
2.250%, 10/10/35, MTN . GBP 200 198,062
5.625%, 01/11/36 ...... GBP 1,024 1,329,984
3.125%, 03/21/40, MTN . GBP 1,086 1,015,016
Centrica PLC
4.250%, 09/12/44, MTN . GBP 453 456,137
CK Hutchison Europe Finance
21, Ltd.
1.000%, 11/02/33 ...... EUR 241 231,711
CK Hutchison Group Telecom
Finance SA
1.500%, 10/17/31 ...... EUR 1,120 1,168,786
Diageo Finance PLC
2.750%, 06/08/38 ...... GBP 1,900 1,885,305
Eastern Power Networks PLC
5.375%, 10/02/39, MTN . GBP 4,500 5,652,131
GlaxoSmithKline Capital PLC
5.250%, 12/19/33, MTN . 75 102,834
Imperial Brands Finance PLC
3.875%, 02/12/34, MTN . EUR 8,654 9,867,226
Lloyds Bank PLC
6.500%, 09/17/40, MTN . GBP 2,000 2,815,786
Lloyds Banking Group PLC
4.250%, 11/22/27, MTN . AUD 220 155,094
Lseg Netherlands BV
3.000%, 11/06/31 ...... EUR 685 781,404
Motability Operations Group
PLC

91
Dimensional International Core Fixed Income ETF
continued
Face
Amount
Value†
(000)
UNITED KINGDOM — (Continued)
3.625%, 01/22/33, MTN . EUR 983 $ 1,137,035
3.625%, 03/10/36, MTN . GBP 2,818 3,194,420
4.125%, 02/04/38, MTN . EUR 685 791,530
2.375%, 07/03/39, MTN . GBP 2,526 2,262,858
1.500%, 01/20/41, MTN . GBP 1,294 957,067
National Gas Transmission PLC
4.250%, 04/05/30, MTN . EUR 200 240,589
5.500%, 02/04/34, MTN . GBP 898 1,202,137
5.750%, 04/05/35 ...... GBP 570 765,257
National Grid Electricity
Transmission PLC
2.000%, 04/17/40, MTN . GBP 3,200 2,626,309
National Grid North America,
Inc.
3.631%, 09/03/31, MTN . EUR 800 941,716
4.668%, 09/12/33, MTN . EUR 1,243 1,531,529
3.724%, 11/25/34, MTN . EUR 171 196,976
4.061%, 09/03/36, MTN . EUR 350 407,938
National Grid PLC
0.750%, 09/01/33, MTN . EUR 544 513,734
3.245%, 03/30/34, MTN . EUR 772 864,507
4.275%, 01/16/35, MTN . EUR 215 257,371
Nationwide Building Society
5.350%, 03/15/28, MTN . AUD 1,200 858,684
NatWest Markets PLC
1.375%, 03/02/27, MTN . EUR 217 251,611
Reckitt Benckiser Treasury
Services PLC
5.000%, 12/20/32 ...... GBP 5,000 6,679,518
Segro PLC
3.500%, 09/24/32, MTN . EUR 4,827 5,554,350
5.750%, 06/20/35 ...... GBP 1,400 1,890,198
Severn Trent Utilities Finance
PLC
4.250%, 01/29/40, MTN . EUR 373 429,471
Southern Gas Networks PLC
4.875%, 03/21/29, MTN . GBP 60 81,351
3.500%, 10/16/30, MTN . EUR 1,079 1,258,527
6.625%, 03/14/35, MTN . GBP 1,400 1,974,649
3.100%, 09/15/36, MTN . GBP 300 311,096
6.250%, 05/07/39, MTN . GBP 524 686,545
6.375%, 05/15/40, MTN . GBP 674 888,980
SSE PLC
6.250%, 08/27/38, MTN . GBP 3,058 4,157,394
Standard Chartered PLC
4.375%, 01/18/38, MTN . GBP 7,550 8,837,536
Tesco Corporate Treasury
Services PLC
5.500%, 02/27/35, MTN . GBP 932 1,223,509
United Kingdom Gilt
3.250%, 01/31/33 ...... GBP 7,000 8,709,160
0.875%, 07/31/33 ...... GBP 8,781 9,114,237
4.500%, 03/07/35 ...... GBP 12,721 16,728,883
0.625%, 07/31/35 ...... GBP 2,349 2,174,848
4.250%, 03/07/36 ...... GBP 600 765,279
Face
Amount
Value†
(000)
UNITED KINGDOM — (Continued)
1.125%, 01/31/39 ...... GBP 3,637 $ 3,060,898
4.375%, 01/31/40 ...... GBP 167 205,312
5.250%, 01/31/41 ...... GBP 771 1,029,969
United Utilities Water Finance
PLC
5.875%, 12/08/39, MTN . GBP 744 956,108
Vodafone Group PLC
2.875%, 11/20/37, MTN . EUR 900 935,805
TOTAL UNITED KINGDOM . 135,867,972
UNITED STATES — (19.8%)
3M Co.
1.750%, 05/15/30, MTN . EUR 232 255,116
Air Products and Chemicals,
Inc.
4.000%, 03/03/35 ...... EUR 975 1,153,836
Alphabet, Inc.
3.000%, 05/06/33 ...... EUR 16,551 18,945,404
3.125%, 11/06/34 ...... EUR 2,000 2,270,763
3.375%, 05/06/37 ...... EUR 1,939 2,181,442
Altria Group, Inc.
3.125%, 06/15/31 ...... EUR 2,676 3,065,351
American Tower Corp.
4.625%, 05/16/31 ...... EUR 527 646,391
4.100%, 05/16/34, MTN . EUR 1,150 1,359,691
Apple, Inc.
3.050%, 07/31/29 ...... GBP 800 1,037,922
AT&T, Inc.
4.300%, 11/18/34 ...... EUR 114 136,911
2.600%, 05/19/38 ...... EUR 486 482,216
7.000%, 04/30/40, MTN . GBP 3,100 4,389,264
4.250%, 06/01/43 ...... GBP 587 600,545
4.875%, 06/01/44 ...... GBP 406 445,450
Berkshire Hathaway Finance
Corp.
2.000%, 03/18/34 ...... EUR 3,884 4,073,988
2.375%, 06/19/39 ...... GBP 11,663 10,679,872
Blackrock, Inc.
3.750%, 07/18/35 ...... EUR 6,267 7,332,180
Booking Holdings, Inc.
4.500%, 11/15/31 ...... EUR 200 244,559
4.750%, 11/15/34 ...... EUR 641 790,987
3.750%, 11/21/37 ...... EUR 306 339,371
BP Capital Markets BV
4.323%, 05/12/35, MTN . EUR 6,181 7,502,041
Capital One Financial Corp.
1.650%, 06/12/29 ...... EUR 800 885,324
Citigroup, Inc.
1.750%, 10/23/26 ...... GBP 1,025 1,373,690
6.800%, 06/25/38, MTN . GBP 4,282 6,233,772
Coca-Cola Co. (The)
1.625%, 03/09/35 ...... EUR 261 259,901
Colgate-Palmolive Co.
1.375%, 03/06/34, MTN . EUR 2,056 2,059,816
3.250%, 11/10/35 ...... EUR 1,175 1,333,579

92
Dimensional International Core Fixed Income ETF
continued
Face
Amount
Value†
(000)
UNITED STATES — (Continued)
Comcast Corp.
3.250%, 09/26/32 ...... EUR 642 $ 736,417
1.875%, 02/20/36 ...... GBP 2,000 1,906,820
3.550%, 09/26/36 ...... EUR 100 113,201
5.250%, 09/26/40 ...... GBP 1,416 1,723,477
CRH SMW Finance DAC
4.250%, 07/11/35, MTN . EUR 1,250 1,496,960
Digital Dutch Finco BV
3.875%, 09/13/33 ...... EUR 2,042 2,351,603
3.875%, 07/15/34 ...... EUR 1,488 1,697,249
3.875%, 03/15/35 ...... EUR 2,702 3,051,330
Digital Euro Finco LLC
4.250%, 11/20/37 ...... EUR 701 793,117
Dow Chemical Co. (The)
1.125%, 03/15/32 ...... EUR 170 169,499
Duke Energy Corp.
3.750%, 04/01/31 ...... EUR 737 867,918
3.850%, 06/15/34 ...... EUR 1,270 1,472,963
Equinix Europe 2 Financing
Corp. LLC
3.650%, 09/03/33 ...... EUR 922 1,058,487
4.000%, 05/19/34 ...... EUR 941 1,093,414
3.625%, 11/22/34 ...... EUR 957 1,077,778
Equinix, Inc.
1.000%, 03/15/33 ...... EUR 700 680,945
Experian Finance PLC
3.510%, 12/15/33, MTN . EUR 1,220 1,404,026
Exxon Mobil Corp.
0.524%, 06/26/28 ...... EUR 439 489,277
0.835%, 06/26/32 ...... EUR 6,203 6,247,470
1.408%, 06/26/39 ...... EUR 9,481 8,100,534
FedEx Corp.
0.950%, 05/04/33 ...... EUR 200 189,720
4.125%, 07/30/37 ...... EUR 1,125 1,300,742
Fiserv, Inc.
4.500%, 05/24/31 ...... EUR 2,185 2,628,350
GE Capital UK Funding
Unlimited Co.
5.875%, 01/18/33, MTN . GBP 146 203,585
General Electric Co.
4.125%, 09/19/35, MTN . EUR 92 110,758
General Mills, Inc.
3.850%, 04/23/34 ...... EUR 498 577,589
General Motors Financial Co.,
Inc.
4.000%, 07/10/30, MTN . EUR 250 297,159
3.700%, 07/14/31, MTN . EUR 1,670 1,952,579
Global Payments, Inc.
4.875%, 03/17/31 ...... EUR 5,914 7,080,276
Goldman Sachs Group, Inc.
(The)
1.250%, 02/07/29, MTN . EUR 254 282,820
0.875%, 05/09/29, MTN . EUR 435 475,911
0.750%, 03/23/32, MTN . EUR 235 234,466
Face
Amount
Value†
(000)
UNITED STATES — (Continued)
1.000%, 03/18/33, MTN . EUR 366 $ 360,616
Haleon UK Capital PLC
3.375%, 03/29/38, MTN . GBP 150 158,274
Harley-Davidson Financial
Services, Inc.
4.000%, 03/12/30 ...... EUR 687 802,671
IHG Finance LLC
3.375%, 09/10/30, MTN . EUR 571 660,561
International Business Machines
Corp.
3.150%, 02/10/33 ...... EUR 1,873 2,124,441
3.850%, 02/03/38 ...... EUR 694 789,783
4.875%, 02/06/38 ...... GBP 3,000 3,619,766
4.000%, 02/06/43 ...... EUR 343 377,509
Jefferies Financial Group, Inc.
4.000%, 04/16/29, MTN . EUR 100 118,329
Johnson Controls International
PLC
4.250%, 05/23/35 ...... EUR 1,100 1,329,990
Liberty Mutual Group, Inc.
Ω 4.625%, 12/02/30 ...... EUR 100 122,828
4.625%, 12/02/30 ...... EUR 200 245,656
Ω 3.875%, 09/26/35 ...... EUR 1,588 1,815,269
3.875%, 09/26/35 ...... EUR 693 792,180
Mastercard, Inc.
1.000%, 02/22/29 ...... EUR 100 110,887
McDonald's Corp.
5.875%, 04/23/32, MTN . GBP 190 267,173
0.875%, 10/04/33, MTN . EUR 1,300 1,243,216
Medtronic Global Holdings SCA
2.250%, 03/07/39 ...... EUR 900 868,804
1.500%, 07/02/39 ...... EUR 1,625 1,408,498
Nasdaq, Inc.
0.900%, 07/30/33 ...... EUR 1,855 1,785,865
Nestle Capital Corp.
4.750%, 03/22/36 ...... GBP 2,024 2,588,414
Nestle Finance International,
Ltd.
2.875%, 01/14/32, MTN . EUR 4,078 4,702,585
0.625%, 02/14/34, MTN . EUR 163 155,429
3.375%, 11/15/34, MTN . EUR 444 519,009
1.500%, 03/29/35, MTN . EUR 2,485 2,465,155
3.750%, 11/14/35 ...... EUR 6,243 7,397,030
3.250%, 01/23/37, MTN . EUR 2,699 3,025,162
1.750%, 11/02/37, MTN . EUR 606 573,351
5.125%, 12/07/38, MTN . GBP 5,333 6,847,331
Nestle Holdings, Inc.
5.125%, 09/21/32 ...... GBP 470 643,920
NIBC Bank NV
3.500%, 06/05/30, MTN . EUR 400 466,885
PepsiCo, Inc.
3.550%, 07/22/34 ...... GBP 300 364,842
Philip Morris International, Inc.
0.800%, 08/01/31 ...... EUR 296 301,293

93
Dimensional International Core Fixed Income ETF
continued
Face
Amount
Value†
(000)
UNITED STATES — (Continued)
3.250%, 06/06/32 ...... EUR 4,422 $ 5,073,275
2.000%, 05/09/36 ...... EUR 100 97,880
1.875%, 11/06/37 ...... EUR 300 277,955
1.450%, 08/01/39 ...... EUR 1,560 1,291,348
PPG Industries, Inc.
3.250%, 03/04/32 ...... EUR 4,721 5,424,101
Procter & Gamble Co. (The)
2.900%, 11/03/33 ...... EUR 696 789,981
Prologis Euro Finance LLC
4.625%, 05/23/33 ...... EUR 1,329 1,632,999
1.000%, 02/06/35 ...... EUR 911 834,983
Public Storage Operating Co.
0.875%, 01/24/32 ...... EUR 451 452,318
3.500%, 01/20/34 ...... EUR 681 776,325
Realty Income Corp.
3.375%, 06/20/31 ...... EUR 1,129 1,304,264
5.125%, 07/06/34 ...... EUR 5,118 6,433,905
3.875%, 06/20/35 ...... EUR 2,978 3,407,006
6.000%, 12/05/39 ...... GBP 531 691,569
5.250%, 09/04/41 ...... GBP 1,108 1,327,807
Roche Finance Europe BV
3.227%, 05/03/30 ...... EUR 118 139,274
Sanofi SA
EUR003M+0.30%, FRN,
2.380%, 03/11/27(*), MTN EUR 3,000 3,522,950
0.875%, 03/21/29, MTN . EUR 300 332,685
1.500%, 04/01/30, MTN . EUR 900 995,799
2.750%, 03/11/31, MTN . EUR 1,600 1,839,217
Shell International Finance BV
0.500%, 11/08/31, MTN . EUR 3,478 3,513,069
1.875%, 04/07/32, MTN . EUR 7,553 8,143,991
1.250%, 11/11/32, MTN . EUR 440 450,408
Timken Co. (The)
4.125%, 05/23/34 ...... EUR 6,865 8,033,691
Verizon Communications, Inc.
3.500%, 06/28/32 ...... EUR 1,175 1,366,955
Face
Amount
Value†
(000)
UNITED STATES — (Continued)
3.250%, 10/29/32 ...... EUR 790 $ 905,197
1.300%, 05/18/33 ...... EUR 1,890 1,881,473
4.750%, 02/17/34, MTN . GBP 992 1,264,194
4.750%, 10/31/34 ...... EUR 100 124,156
1.125%, 09/19/35 ...... EUR 350 320,931
3.750%, 02/28/36, MTN . EUR 614 703,994
3.375%, 10/27/36 ...... GBP 5,998 6,450,311
2.875%, 01/15/38 ...... EUR 557 575,687
1.875%, 11/03/38 ...... GBP 408 347,182
Visa, Inc.
2.000%, 06/15/29 ...... EUR 1,145 1,304,102
3.125%, 05/15/33 ...... EUR 7,835 9,010,123
2.375%, 06/15/34 ...... EUR 12,541 13,589,470
W.P. Carey, Inc.
4.250%, 07/23/32 ...... EUR 803 956,480
3.700%, 11/19/34 ...... EUR 100 112,649
Walmart, Inc.
5.625%, 03/27/34 ...... GBP 4,526 6,333,326
5.250%, 09/28/35 ...... GBP 7,132 9,640,765
4.875%, 01/19/39 ...... GBP 515 651,162
Wells Fargo & Co.
0.625%, 08/14/30 ...... EUR 767 801,483
4.625%, 11/02/35 ...... GBP 1,373 1,715,665
Welltower OP LLC
4.500%, 12/01/34 ...... GBP 1,021 1,265,794
TOTAL UNITED STATES .. 297,106,443
TOTAL BONDS .......... 1,496,507,236
U.S. TREASURY
OBLIGATIONS  — (0.1%)
U.S. Treasury Notes
USBMMY3M + 0.21%,
FRN, 3.848% 10/31/26(*) 1,800 1,801,406
TOTAL U.S. TREASURY
OBLIGATIONS ........... 1,801,406
TOTAL INVESTMENTS
— (100.0%)
(Cost $1,501,758, 636 ) ..... $1,498,611,631
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $59,158,492 which represented 3.9% of the net assets of the Fund.

94
Dimensional International Core Fixed Income ETF
continued
As of April 30, 2026, Dimensional International Core Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 73,718 DKK 469,448 Citigroup 05/01/26 $ 22
DKK 469,448 USD 73,261 Citigroup 05/01/26 435
AUD 7,835,215 USD 5,506,185 BNY Capital Markets 05/04/26 126,932
AUD 874,114 USD 614,584 Citigroup 05/04/26 13,859
CAD 1,869,643 USD 1,363,090 Citigroup 05/07/26 10,715
GBP 1,968,184 USD 2,611,427 BNY Capital Markets 05/11/26 63,009
GBP 2,079,615 USD 2,822,370 BNY Capital Markets 05/11/26 3,483
USD 27,335,987 GBP 20,116,132 State Street Bank and Trust 05/11/26 1,488
USD 4,216,654 EUR 3,571,061 BNY Capital Markets 05/12/26 26,001
USD 1,199,712 NZD 2,026,902 Citigroup 05/15/26 5,907
USD 25,694,458 GBP 18,823,875 BNY Capital Markets 05/18/26 116,085
GBP 1,885,987 USD 2,550,087 Citigroup 05/18/26 12,641
USD 2,313,308 GBP 1,699,139 Citigroup 05/18/26 4,474
GBP 2,041,747 USD 2,773,026 RBC Dominion Securities 05/18/26 1,353
AUD 1,873,316 USD 1,304,056 Citigroup 05/22/26 42,321
AUD 5,412,225 USD 3,767,020 Citigroup 05/22/26 122,817
EUR 1,128,590 USD 1,323,969 BNY Capital Markets 05/26/26 1,335
EUR 6,613,263 USD 7,758,460 RBC Dominion Securities 05/26/26 7,502
USD 214,640 DKK 1,354,619 Citigroup 06/01/26 1,630
USD 34,243,513 JPY 5,345,094,233 BNY Capital Markets 06/09/26 25,358
USD 2,312,533 NZD 3,916,414 Citigroup 06/22/26 2,809
USD 2,121,103 NZD 3,581,033 Citigroup 06/23/26 9,101
Total Appreciation $599,277
USD 14,722,209 AUD 21,461,615 RBC Dominion Securities 05/01/26 $ (707,590)
USD 17,291,473 AUD 24,461,197 RBC Dominion Securities 05/04/26 (294,870)
USD 67,947,169 EUR 59,065,974 RBC Dominion Securities 05/04/26 (1,340,056)
USD 62,268,705 EUR 53,307,592 BNY Capital Markets 05/05/26 (266,698)
USD 24,603,048 CAD 34,132,581 BNY Capital Markets 05/06/26 (476,329)
USD 25,716,879 CAD 35,765,799 BNY Capital Markets 05/07/26 (563,666)
USD 399,900 JPY 62,722,444 Citigroup 05/07/26 (466)
USD 119,852 JPY 18,787,716 Citigroup 05/07/26 (73)
USD 65,957,496 EUR 56,765,611 Citigroup 05/07/26 (640,993)
USD 22,788,140 GBP 17,114,080 State Street Bank and Trust 05/07/26 (467,150)
USD 33,039,941 JPY 5,263,584,073 State Street Bank and Trust 05/07/26 (558,279)
USD 935,771 GBP 706,599 State Street Bank and Trust 05/07/26 (24,383)
USD 23,441,439 GBP 17,775,314 BNY Capital Markets 05/08/26 (712,341)
USD 16,158,420 CAD 22,470,020 BNY Capital Markets 05/08/26 (353,164)
USD 70,801,275 EUR 61,414,179 Citigroup 05/08/26 (1,254,500)
USD 1,690,143 NZD 2,959,576 Citigroup 05/08/26 (52,558)
EUR 207,813 USD 245,147 Citigroup 05/08/26 (1,325)
USD 27,929,949 JPY 4,415,570,130 RBC Dominion Securities 05/08/26 (257,819)
USD 3,142,170 EUR 2,715,769 BNY Capital Markets 05/11/26 (44,640)
USD 3,142,228 EUR 2,715,770 BNY Capital Markets 05/11/26 (44,584)
USD 24,892,171 CAD 34,606,259 BNY Capital Markets 05/11/26 (540,759)
USD 29,368,821 JPY 4,638,822,938 Citigroup 05/11/26 (252,146)
USD 23,477,146 EUR 20,242,060 Citigroup 05/11/26 (275,834)
USD 4,822,653 EUR 4,117,664 Citigroup 05/11/26 (9,207)
USD 4,822,747 EUR 4,117,663 RBC Dominion Securities 05/11/26 (9,111)
USD 1,713,564 GBP 1,268,413 RBC Dominion Securities 05/11/26 (10,000)
USD 6,097,335 GBP 4,515,159 State Street Bank and Trust 05/11/26 (38,021)
USD 7,844,948 EUR 6,781,984 Citigroup 05/12/26 (113,735)
USD 1,505,905 EUR 1,284,212 Citigroup 05/12/26 (1,123)

95
Dimensional International Core Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 3,467,156 GBP 2,617,426 Citigroup 05/12/26 $ (89,490)
USD 1,167,262 GBP 875,772 Citigroup 05/12/26 (22,766)
USD 8,998,820 GBP 6,755,574 RBC Dominion Securities 05/12/26 (180,881)
USD 2,394,941 GBP 1,797,350 RBC Dominion Securities 05/12/26 (47,358)
USD 9,373,676 EUR 7,997,357 RBC Dominion Securities 05/12/26 (11,252)
USD 9,164,677 GBP 6,875,660 RBC Dominion Securities 05/12/26 (178,201)
USD 4,948,558 EUR 4,219,830 State Street Bank and Trust 05/12/26 (3,429)
USD 4,948,223 EUR 4,219,829 State Street Bank and Trust 05/12/26 (3,762)
USD 58,903,693 EUR 50,265,536 BNY Capital Markets 05/13/26 (85,963)
USD 14,315,494 AUD 20,351,926 BNY Capital Markets 05/13/26 (314,098)
USD 24,527,351 GBP 18,231,042 State Street Bank and Trust 05/13/26 (245,577)
USD 63,832,981 EUR 54,570,328 BNY Capital Markets 05/14/26 (211,719)
USD 76,190 NZD 130,236 Citigroup 05/15/26 (516)
USD 4,481,144 CAD 6,114,018 Citigroup 05/15/26 (12,966)
USD 130,146 NZD 226,904 Citigroup 05/15/26 (3,496)
USD 1,453,190 NZD 2,467,474 Citigroup 05/15/26 (103)
USD 1,158,764 NZD 1,973,307 RBC Dominion Securities 05/15/26 (3,476)
USD 296,154 CHF 231,880 Citigroup 05/18/26 (813)
USD 27,058,320 JPY 4,284,593,746 RBC Dominion Securities 05/18/26 (318,011)
USD 4,048,099 GBP 3,005,719 State Street Bank and Trust 05/18/26 (36,150)
USD 10,507,156 AUD 14,657,190 BNY Capital Markets 05/20/26 (27,541)
USD 27,955,211 GBP 20,629,841 State Street Bank and Trust 05/20/26 (77,105)
USD 19,299,844 AUD 27,434,788 BNY Capital Markets 05/22/26 (417,896)
USD 60,459,328 EUR 52,543,292 BNY Capital Markets 05/22/26 (1,230,349)
USD 69,080,178 EUR 59,362,108 BNY Capital Markets 05/26/26 (628,814)
USD 15,473,234 GBP 11,475,153 BNY Capital Markets 05/26/26 (119,391)
USD 5,343,373 NZD 9,129,992 BNY Capital Markets 05/26/26 (36,103)
USD 17,366,270 AUD 24,798,808 BNY Capital Markets 05/26/26 (455,658)
USD 2,599,752 GBP 1,933,737 BNY Capital Markets 05/26/26 (27,841)
USD 319,673 DKK 2,051,381 Citigroup 05/26/26 (2,784)
USD 2,496,416 GBP 1,844,038 Citigroup 05/26/26 (9,293)
USD 2,323,537 GBP 1,756,843 Citigroup 05/26/26 (63,689)
USD 27,582,266 JPY 4,394,444,143 Citigroup 05/27/26 (518,737)
USD 13,900,765 AUD 19,486,492 BNY Capital Markets 05/28/26 (102,901)
USD 10,589,068 AUD 15,337,142 BNY Capital Markets 05/29/26 (432,531)
USD 69,907,127 EUR 59,666,291 Citigroup 06/01/26 (179,459)
USD 15,002,046 AUD 20,945,452 Citigroup 06/01/26 (48,982)
USD 67,818 DKK 439,632 Citigroup 06/01/26 (1,313)
USD 27,503,088 JPY 4,365,279,087 Citigroup 06/01/26 (423,986)
USD 1,653,579 NZD 2,883,653 Citigroup 06/02/26 (45,917)
USD 1,519,742 NZD 2,582,309 Citigroup 06/02/26 (2,155)
USD 15,355,189 AUD 21,461,615 State Street Bank and Trust 06/02/26 (66,464)
USD 69,255,150 EUR 59,065,974 RBC Dominion Securities 06/03/26 (133,006)
USD 62,535,472 EUR 53,307,592 BNY Capital Markets 06/04/26 (90,834)
USD 658,757 CAD 898,582 Citigroup 06/08/26 (2,434)
USD 745,929 CAD 1,029,120 Citigroup 06/08/26 (11,314)
USD 1,817,001 NZD 3,140,286 Citigroup 06/08/26 (34,121)
USD 391,207 CAD 542,191 Citigroup 06/08/26 (7,745)
USD 1,319,804 NZD 2,255,697 Citigroup 06/08/26 (9,874)
USD 5,936,427 DKK 38,478,179 RBC Dominion Securities 06/08/26 (116,577)
USD 9,503,851 JPY 1,512,145,449 RBC Dominion Securities 06/08/26 (175,804)
USD 7,128,938 CAD 9,878,063 RBC Dominion Securities 06/08/26 (139,490)
USD 18,519,069 CAD 25,611,076 State Street Bank and Trust 06/09/26 (326,766)
USD 1,326,434 GBP 977,734 BNY Capital Markets 06/12/26 (2,075)
USD 30,144,157 CAD 41,624,764 BNY Capital Markets 06/12/26 (489,292)
USD 24,865,350 GBP 18,545,366 BNY Capital Markets 06/12/26 (333,390)

96
Dimensional International Core Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 24,524,027 CAD 33,833,103 RBC Dominion Securities 06/15/26 $ (378,445)
USD 58,808,408 EUR 50,042,354 RBC Dominion Securities 06/15/26 (11,277)
USD 1,366,499 NZD 2,344,445 Citigroup 06/18/26 (15,961)
USD 211,605 NZD 364,478 Citigroup 06/18/26 (3,319)
USD 23,114,819 CAD 31,524,989 BNY Capital Markets 06/26/26 (99,867)
USD 489,900 CAD 668,685 Citigroup 06/29/26 (2,577)
USD 2,092,385 CAD 2,856,190 State Street Bank and Trust 06/29/26 (11,158)
USD 25,876,078 CAD 35,134,257 State Street Bank and Trust 06/30/26 (924)
USD 11,268,964 AUD 15,751,868 RBC Dominion Securities 07/03/26 (42,564)
Total (Depreciation) $(18,439,170)
Total Appreciation (Depreciation) $(17,839,893)
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations ............... $ — $ 302,989 $ — $ 302,989
Bonds
Australia ...................... — 117,548,776 — 117,548,776
Austria ....................... — 4,359,406 — 4,359,406
Belgium ...................... — 27,965,411 — 27,965,411
Canada ...................... — 279,036,898 — 279,036,898
Denmark ..................... — 40,396,685 — 40,396,685
Finland ....................... — 17,522,545 — 17,522,545
France ....................... — 110,881,455 — 110,881,455
Germany ..................... — 62,404,968 — 62,404,968
Hong Kong .................... — 103,838 — 103,838
Ireland ....................... — 1,353,272 — 1,353,272
Italy ......................... — 40,943,961 — 40,943,961
Japan ........................ — 224,548,478 — 224,548,478
Luxembourg ................... — 13,170,699 — 13,170,699
Mexico ....................... — 234,007 — 234,007
Netherlands ................... — 34,908,598 — 34,908,598
New Zealand .................. — 23,337,851 — 23,337,851
Norway ....................... — 7,959,518 — 7,959,518
Singapore ..................... — 13,237,728 — 13,237,728
Spain ........................ — 26,303,737 — 26,303,737
Supranational .................. — 11,761,905 — 11,761,905
Sweden ...................... — 5,100,895 — 5,100,895
Switzerland .................... — 452,190 — 452,190
United Kingdom ................ — 135,867,972 — 135,867,972
United States .................. — 297,106,443 — 297,106,443
U.S. Treasury Obligations .......... — 1,801,406 — 1,801,406
Total Investments .................
$— $1,498,611,631 $— $1,498,611,631
Financial Instruments
Assets
Forward Currency Contracts** ....... — 599,277 — 599,277
Liabilities
Forward Currency Contracts** ....... — (18,439,170) — (18,439,170)
Total Other Financial Instruments ....
$– $(17,839,893) $– $(17,839,893)

97
Dimensional International Core Fixed Income ETF
continued
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

98
Dimensional Global Credit ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Face
Amount ^
Value†
(000)
BONDS — (96.0%)
AUSTRALIA — (3.5%)
APA Infrastructure, Ltd.
0.750%, 03/15/29, MTN . EUR 300 $ 327,320
1.250%, 03/15/33, MTN . EUR 1,300 1,286,107
ASB Bank, Ltd.
0.250%, 09/08/28, MTN . EUR 100 109,755
Australia & New Zealand
Banking Group, Ltd.
EUR003M+0.40%, FRN,
2.420%, 05/21/27(*), MTN EUR 3,050 3,580,909
SOFR+0.68%, FRN,
4.340%, 07/16/27(*) .... 200 200,780
Ω SOFR+0.65%, FRN,
4.310%, 09/30/27(*) .... 3,250 3,261,315
BBSW3M+0.96%, FRN,
5.340%, 02/05/29(*), MTN AUD 540 391,959
BBSW3M+0.86%, FRN,
5.120%, 06/18/29(*), MTN AUD 2,300 1,664,810
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/43 ...... 105 98,304
BHP Billiton Finance, Ltd.
3.125%, 04/29/33, MTN . EUR 1,500 1,696,912
3.643%, 09/04/35, MTN . EUR 475 543,919
Commonwealth Bank of
Australia
Ω SOFR+0.46%, FRN,
4.120%, 11/27/26(*) .... 1,400 1,401,277
Ω SOFR+0.64%, FRN,
4.300%, 03/14/28(*) .... 697 699,413
BBSW3M+0.95%, FRN,
4.910%, 08/17/28(*), MTN AUD 2,100 1,523,320
CSL Finance PLC
Ω 4.250%, 04/27/32 ...... 100 96,830
Ω 4.625%, 04/27/42 ...... 799 705,928
Glencore Capital Finance DAC
4.154%, 04/29/31, MTN . EUR 800 958,854
Glencore Funding LLC
Ω SOFRINDX+1.06%, FRN,
4.720%, 04/04/27(*) .... 100 100,379
Macquarie Bank, Ltd.
Ω SOFR+0.92%, FRN,
4.580%, 07/02/27(*) .... 1,150 1,156,203
3.202%, 09/17/29, MTN . EUR 909 1,065,086
Macquarie Group, Ltd.
0.943%, 01/19/29 ...... EUR 300 330,679
4.747%, 01/23/30, MTN . EUR 2,177 2,665,627
National Australia Bank, Ltd.
Ω SOFR+0.60%, FRN,
4.260%, 10/26/27(*) .... 414 415,186
1.375%, 08/30/28, MTN . EUR 100 112,787
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
BBSW3M+0.82%, FRN,
4.777%, 11/14/29(*), MTN AUD 2,800 $ 2,023,806
Ω SOFR+0.79%, FRN,
4.450%, 01/14/30(*) .... 345 347,693
Queensland Treasury Corp.
BBSW3M+0.30%, FRN,
4.566%, 09/19/28(*) .... AUD 100 72,195
Rio Tinto Finance USA, Ltd.
5.200%, 11/02/40 ...... 1,600 1,570,114
Treasury Corp. of Victoria
5.500%, 11/17/26 ...... AUD 200 144,512
Vicinity Centres Trust
1.125%, 11/07/29, MTN . EUR 1,250 1,352,258
Westpac Banking Corp.
SOFR+0.52%, FRN,
4.180%, 06/03/26(*) .... 1,061 1,061,288
SOFR+0.46%, FRN,
4.120%, 10/20/26(*), MTN 198 198,174
BBSW3M+0.98%, FRN,
4.940%, 02/16/28(*), MTN AUD 1,100 797,368
SOFR+0.81%, FRN,
4.470%, 04/16/29(*) .... 177 178,595
BBSW3M+0.88%, FRN,
4.840%, 05/14/29(*), MTN AUD 1,000 724,441
SOFR+0.82%, FRN,
4.480%, 07/01/30(*) .... 450 454,166
Woodside Finance, Ltd.
5.100%, 09/12/34 ...... 250 246,420
TOTAL AUSTRALIA ....... 33,564,689
AUSTRIA — (0.0%)
OMV AG
3.250%, 09/04/31, MTN . EUR 34 40,027
1.000%, 07/03/34, MTN . EUR 120 114,803
3.750%, 09/04/36, MTN . EUR 100 116,757
TOTAL AUSTRIA ......... 271,587
BELGIUM — (0.4%)
Anheuser-Busch InBev SA/NV
2.750%, 03/17/36, MTN . EUR 100 107,140
3.750%, 03/22/37, MTN . EUR 500 576,654
Anheuser-Busch InBev
Worldwide, Inc.
4.375%, 04/15/38 ...... 169 157,467
5.450%, 01/23/39 ...... 1,165 1,185,461
4.950%, 01/15/42 ...... 280 262,616
Belfius Bank SA
3.125%, 01/30/31, MTN . EUR 100 115,679
Euroclear Investments SA
1.125%, 12/07/26 ...... EUR 200 232,489
Ministeries Van de Vlaamse
Gemeenschap

99
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
BELGIUM — (Continued)
3.250%, 06/22/37, MTN . EUR 1,100 $ 1,221,186
TOTAL BELGIUM ........ 3,858,692
CANADA — (12.0%)
Alimentation Couche-Tard, Inc.
4.011%, 02/12/36 ...... EUR 1,400 1,619,024
American National Group, Inc.
Ω 6.144%, 06/13/32 ...... 250 256,510
# 6.000%, 07/15/35 ...... 3,710 3,638,202
Bank of Montreal
SOFRINDX+0.62%, FRN,
4.280%, 09/15/26(*), MTN 2 2,002
SOFRINDX+1.16%, FRN,
4.820%, 12/11/26(*) .... 200 201,043
EUR003M+0.47%, FRN,
2.620%, 04/12/27(*), MTN EUR 800 939,518
SOFRINDX+0.76%, FRN,
4.420%, 06/04/27(*) .... 300 301,069
5.717%, 09/25/28 ...... 400 411,542
BBSW3M+1.27%, FRN,
5.570%, 06/27/29(*), MTN AUD 2,500 1,811,715
5.511%, 06/04/31 ...... 100 103,977
Bank of Nova Scotia (The)
SOFR+0.61%, FRN,
4.270%, 09/15/26(*) .... 158 158,200
SOFRINDX+0.78%, FRN,
4.440%, 06/04/27(*), MTN 300 301,164
EUR003M+0.53%, FRN,
2.579%, 06/10/27(*), MTN EUR 1,000 1,174,972
SOFRINDX+1.08%, FRN,
4.740%, 08/01/29(*), MTN 720 726,439
4.850%, 02/01/30 ...... 400 404,620
Barrick North America Finance
LLC
5.700%, 05/30/41 ...... 791 794,257
Brookfield Finance, Inc.
2.724%, 04/15/31 ...... 100 90,882
6.350%, 01/05/34 ...... 420 446,885
5.675%, 01/15/35 ...... 300 304,634
Canada Housing Trust No. 1
CAONINDX+0.38%, FRN,
2.670%, 03/15/30(*) .... CAD 1,225 903,805
Canadian Imperial Bank of
Commerce
SOFR+1.22%, FRN,
4.880%, 10/02/26(*) .... 353 354,369
EUR003M+0.70%, FRN,
2.870%, 01/29/27(*), MTN EUR 1,000 1,176,440
SOFR+0.94%, FRN,
4.600%, 06/28/27(*) .... 350 351,767
3.807%, 07/09/29, MTN . EUR 250 297,992
3.600%, 04/07/32 ...... 100 94,126
6.092%, 10/03/33 ...... 70 74,809
Canadian National Railway Co.
4.200%, 06/10/35 ...... CAD 3,000 2,183,778
Face
Amount^
Value†
(000)
CANADA — (Continued)
Canadian Natural Resources,
Ltd.
Ω 5.400%, 12/15/34 ...... 200 $ 203,096
5.850%, 02/01/35 ...... 265 276,002
6.500%, 02/15/37 ...... 1,018 1,094,358
6.250%, 03/15/38 ...... 1,982 2,099,969
6.750%, 02/01/39 ...... 200 218,113
CDP Financial, Inc.
3.650%, 06/02/34 ...... CAD 550 398,351
3.650%, 06/02/35 ...... CAD 4,775 3,423,399
Ω 5.600%, 11/25/39 ...... 600 629,988
Cenovus Energy, Inc.
5.250%, 06/15/37 ...... 555 538,219
6.750%, 11/15/39 ...... 494 541,069
Columbia Pipelines Holding Co.
LLC
Ω 5.681%, 01/15/34 ...... 871 889,509
Enbridge Energy Partners, LP
7.500%, 04/15/38 ...... 150 173,938
5.500%, 09/15/40 ...... 636 622,783
Fairfax Financial Holdings, Ltd.
6.000%, 12/07/33 ...... 800 839,878
Federation des Caisses
Desjardins du Quebec
3.250%, 03/28/31, MTN . EUR 3,772 4,351,671
Kinross Gold Corp.
6.250%, 07/15/33 ...... 1,232 1,316,139
Liberty Utilities Co.
Ω 5.869%, 01/31/34 ...... 200 206,207
Magna International, Inc.
4.375%, 03/17/32 ...... EUR 450 545,591
5.500%, 03/21/33 ...... 514 529,253
5.875%, 06/01/35 ...... 400 416,729
Ontario Teachers' Finance Trust
4.300%, 06/02/34 ...... CAD 1,100 831,227
Province of British Columbia
Canada
4.150%, 06/18/34 ...... CAD 7,200 5,410,448
4.000%, 06/18/35 ...... CAD 6,125 4,515,112
3.900%, 06/18/36 ...... CAD 1,225 885,832
Province of Manitoba Canada
4.250%, 06/02/34 ...... CAD 550 416,001
4.850%, 08/28/34, MTN . AUD 100 67,277
3.700%, 06/02/35 ...... CAD 1,745 1,258,462
3.800%, 06/02/36 ...... CAD 1,225 879,973
Province of Nova Scotia
Canada
4.050%, 06/01/33 ...... CAD 200 150,183
3.900%, 06/01/36 ...... CAD 3,000 2,174,080
Province of Ontario Canada
CAONINDX+0.41%, FRN,
2.700%, 11/19/30(*), MTN CAD 650 478,816
4.150%, 06/02/34 ...... CAD 3,400 2,562,952
3.600%, 06/02/35 ...... CAD 8,610 6,180,526
3.950%, 12/02/35 ...... CAD 3,675 2,698,456

100
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
CANADA — (Continued)
4.700%, 06/02/37 ...... CAD 5,000 $ 3,857,174
Province of Quebec Canada
3.600%, 09/01/33 ...... CAD 883 643,712
4.450%, 09/01/34 ...... CAD 8,797 6,737,580
4.000%, 09/01/35 ...... CAD 6,639 4,885,526
5.000%, 12/01/38 ...... CAD 2,500 1,957,406
5.000%, 12/01/41 ...... CAD 3,000 2,319,440
4.250%, 12/01/43 ...... CAD 3,300 2,318,098
Province of Saskatchewan
Canada
3.800%, 06/02/35 ...... CAD 15,100 11,012,095
Rogers Communications, Inc.
7.500%, 08/15/38 ...... 1,598 1,819,773
4.500%, 03/15/42 ...... 350 295,542
5.450%, 10/01/43 ...... 257 238,287
Royal Bank of Canada
SOFRINDX+1.08%, FRN,
4.740%, 07/20/26(*), MTN 100 100,214
SOFRINDX+0.95%, FRN,
4.610%, 01/19/27(*), MTN 100 100,425
4.375%, 10/02/30, MTN . EUR 300 366,274
Spectra Energy Partners, LP
5.950%, 09/25/43 ...... 50 49,606
Suncor Energy, Inc.
7.150%, 02/01/32 ...... 255 282,633
5.950%, 05/15/35 ...... 112 113,469
6.800%, 05/15/38 ...... 305 333,653
6.850%, 06/01/39 ...... 793 874,515
TELUS Corp.
4.850%, 04/05/44 ...... CAD 1,500 1,047,322
Toronto-Dominion Bank (The)
SOFR+1.08%, FRN,
4.740%, 07/17/26(*), MTN 271 271,488
SOFR+0.73%, FRN,
4.390%, 04/05/27(*), MTN 900 903,086
SOFR+0.91%, FRN,
4.570%, 06/02/28(*), MTN 154 154,604
3.631%, 12/13/29, MTN . EUR 100 118,188
SOFR+1.03%, FRN,
4.690%, 12/17/29(*) .... 3,559 3,575,424
1.952%, 04/08/30, MTN . EUR 200 221,840
2.450%, 01/12/32, MTN . 120 106,408
4.456%, 06/08/32 ...... 145 142,708
3.129%, 08/03/32, MTN . EUR 100 114,096
3.357%, 09/22/32, MTN . EUR 2,158 2,478,739
TransCanada PipeLines, Ltd.
5.600%, 03/31/34 ...... 150 154,112
6.200%, 10/15/37 ...... 570 604,727
7.625%, 01/15/39 ...... 251 296,195
6.100%, 06/01/40 ...... 512 532,318
Tucson Electric Power Co.
5.200%, 09/15/34 ...... 100 100,831
TOTAL CANADA ......... 116,074,856
Face
Amount^
Value†
(000)
DENMARK — (0.9%)
DSV Finance BV
3.250%, 11/06/30, MTN . EUR 100 $ 116,535
3.375%, 11/06/32, MTN . EUR 1,563 1,813,753
3.375%, 11/06/34, MTN . EUR 500 566,965
Novo Nordisk Finance
Netherlands BV
3.125%, 05/27/33, MTN . EUR 472 541,715
3.375%, 05/21/34, MTN . EUR 2,800 3,222,877
3.375%, 02/20/35, MTN . EUR 1,343 1,536,256
Nykredit Realkredit A/S
3.375%, 01/10/30, MTN . EUR 100 116,584
3.500%, 07/10/31, MTN . EUR 346 402,596
Orsted A/S
3.750%, 03/01/30, MTN . EUR 350 412,552
TOTAL DENMARK ....... 8,729,833
FINLAND — (1.0%)
Neste OYJ
3.750%, 03/20/30, MTN . EUR 100 118,542
3.875%, 05/21/31, MTN . EUR 100 119,086
Nordea Bank Abp
Ω SOFR+0.74%, FRN,
4.400%, 03/19/27(*) .... 300 301,010
Ω SOFR+0.70%, FRN,
4.360%, 03/17/28(*) .... 1,026 1,029,877
3.625%, 03/15/34, MTN . EUR 2,564 2,997,715
OP Corporate Bank PLC
0.100%, 11/16/27, MTN . EUR 2,218 2,490,130
4.000%, 06/13/28, MTN . EUR 414 494,067
Stora Enso OYJ
4.250%, 09/01/29, MTN . EUR 100 119,937
Ω 7.250%, 04/15/36 ...... 485 521,292
Teollisuuden Voima OYJ
3.625%, 03/18/33, MTN . EUR 1,000 1,153,238
TOTAL FINLAND ......... 9,344,894
FRANCE — (6.3%)
Aeroports de Paris SA
3.500%, 03/20/33, MTN . EUR 900 1,037,508
Ayvens SA
3.250%, 02/19/30 ...... EUR 400 464,875
Banque Federative du Credit
Mutuel SA
2.625%, 11/06/29, MTN . EUR 100 114,196
0.750%, 01/17/30, MTN . EUR 300 319,177
4.375%, 05/02/30, MTN . EUR 1,500 1,812,661
0.625%, 02/21/31, MTN . EUR 100 101,959
4.750%, 11/10/31, MTN . EUR 2,100 2,589,229
1.125%, 01/19/32, MTN . EUR 100 102,008
3.625%, 09/14/32, MTN . EUR 100 117,043
3.750%, 02/01/33, MTN . EUR 300 352,393
3.750%, 02/03/34, MTN . EUR 1,200 1,405,998
3.625%, 03/07/35, MTN . EUR 400 457,506
3.500%, 05/07/35, MTN . EUR 300 343,116
BNP Paribas SA
2.100%, 04/07/32, MTN . EUR 3,100 3,318,504

101
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
FRANCE — (Continued)
0.625%, 12/03/32, MTN . EUR 300 $ 288,746
4.095%, 02/13/34, MTN . EUR 800 951,751
Bouygues SA
3.250%, 06/30/37 ...... EUR 1,000 1,107,368
BPCE SA
4.375%, 07/13/28, MTN . EUR 800 959,467
0.750%, 03/03/31, MTN . EUR 2,500 2,564,749
4.000%, 11/29/32, MTN . EUR 100 119,866
4.500%, 01/13/33, MTN . EUR 3,600 4,363,868
CA Auto Bank SPA
2.750%, 07/07/28, MTN . EUR 350 406,413
Capgemini Se
3.500%, 09/25/34 ...... EUR 500 560,041
Cofiroute SA
3.125%, 03/06/33, MTN . EUR 2,100 2,382,797
Covivio SA
3.625%, 06/17/34, MTN . EUR 1,000 1,125,760
Credit Agricole SA
0.125%, 12/09/27, MTN . EUR 100 112,130
1.125%, 07/12/32, MTN . EUR 300 302,723
4.000%, 01/18/33, MTN . EUR 900 1,081,954
4.375%, 11/27/33, MTN . EUR 3,000 3,631,791
3.500%, 09/26/34 ...... EUR 700 798,948
3.875%, 11/28/34, MTN . EUR 400 472,996
3.750%, 05/27/35, MTN . EUR 1,300 1,496,320
4.125%, 02/26/36, MTN . EUR 300 354,296
Credit Mutuel Arkea SA
0.875%, 10/25/31, MTN . EUR 700 711,559
3.635%, 07/17/35, MTN . EUR 500 575,263
Engie SA
4.250%, 09/06/34, MTN . EUR 100 120,657
3.875%, 03/06/36, MTN . EUR 800 931,392
Gecina SA
3.375%, 08/04/35, MTN . EUR 400 448,988
ICADE
1.000%, 01/19/30 ...... EUR 100 105,958
4.375%, 05/22/35, MTN . EUR 900 1,025,114
Kering SA
3.625%, 11/21/34, MTN . EUR 1,000 1,140,103
Klepierre SA
3.875%, 09/23/33, MTN . EUR 400 469,305
L'Oreal SA
3.375%, 01/19/36, MTN . EUR 100 114,857
LVMH Moet Hennessy Louis
Vuitton SE
3.000%, 03/07/32, MTN . EUR 400 460,043
3.375%, 02/25/36, MTN . EUR 2,000 2,276,682
Praemia Healthcare SACA
0.875%, 11/04/29 ...... EUR 300 317,629
RCI Banque SA
3.375%, 07/26/29, MTN . EUR 83 97,010
3.875%, 09/30/30, MTN . EUR 412 485,947
4.125%, 04/04/31 ...... EUR 200 238,074
3.750%, 02/16/32, MTN . EUR 1,200 1,385,080
Face
Amount^
Value†
(000)
FRANCE — (Continued)
3.625%, 11/03/32, MTN . EUR 2,000 $ 2,282,201
Region of Ile de France
3.650%, 05/25/35, MTN . EUR 1,200 1,398,750
Societe Des Grands Projets
EPIC
1.125%, 05/25/34, MTN . EUR 100 97,096
Societe Generale SA
0.250%, 07/08/27, MTN . EUR 100 113,733
Suez SACA
4.500%, 11/13/33, MTN . EUR 1,100 1,336,145
Tikehau Capital SCA
6.625%, 03/14/30 ...... EUR 400 508,801
TotalEnergies Capital
International SA
3.499%, 03/03/37, MTN . EUR 500 560,338
4.060%, 07/01/40, MTN . EUR 3,300 3,779,144
2.986%, 06/29/41 ...... 250 187,585
Unibail-Rodamco-Westfield SE
3.500%, 09/11/29, MTN . EUR 300 352,691
1.875%, 01/15/31, MTN . EUR 100 107,901
3.875%, 09/11/34, MTN . EUR 1,200 1,388,852
Vinci SA
EUR003M+0.25%, FRN,
2.240%, 05/13/26(*), MTN EUR 1,100 1,290,382
Wendel SE
4.500%, 06/19/30 ...... EUR 400 482,395
3.750%, 08/11/33 ...... EUR 700 805,046
TOTAL FRANCE ......... 61,212,878
GERMANY — (2.6%)
BASF SE
4.500%, 03/08/35, MTN . EUR 2,000 2,458,152
Bayer AG
4.625%, 05/26/33, MTN . EUR 100 122,711
Bayer US Finance II LLC
Ω 4.200%, 07/15/34 ...... 438 402,571
Ω 5.500%, 07/30/35 ...... 150 148,147
Ω 4.625%, 06/25/38 ...... 1,450 1,304,640
Ω 4.650%, 11/15/43 ...... 800 641,693
Ω 4.400%, 07/15/44 ...... 500 396,435
Bayer US Finance LLC
Ω 6.500%, 11/21/33 ...... 1,388 1,477,395
BMW Finance NV
3.625%, 05/22/35, MTN . EUR 334 385,614
BMW International Investment
BV
3.500%, 11/17/32, MTN . EUR 527 612,863
3.500%, 01/22/33, MTN . EUR 1,250 1,451,103
3.375%, 08/27/34, MTN . EUR 298 338,220
BMW US Capital LLC
Ω SOFRINDX+0.80%, FRN,
4.470%, 08/13/26(*) .... 500 500,819
Ω SOFRINDX+0.92%, FRN,
4.580%, 03/21/28(*) .... 414 415,975
Ω # 4.850%, 08/13/31 ...... 100 99,812

102
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
GERMANY — (Continued)
Ω 3.700%, 04/01/32 ...... 392 $ 366,802
3.375%, 02/02/34, MTN . EUR 824 937,134
Ω 5.400%, 03/21/35 ...... 150 151,829
Deutsche Post AG
4.000%, 03/24/40, MTN . EUR 270 314,306
E.ON International Finance BV
Ω 6.650%, 04/30/38 ...... 100 109,178
E.ON SE
3.750%, 03/01/29, MTN . EUR 25 29,853
4.000%, 08/29/33, MTN . EUR 700 841,587
3.750%, 01/15/36 ...... EUR 500 583,135
Heidelberg Materials AG
3.950%, 07/19/34, MTN . EUR 1,180 1,395,450
Mercedes-Benz Finance North
America LLC
Ω SOFR+0.85%, FRN,
4.520%, 11/15/27(*) .... 225 225,600
Ω 3.100%, 08/15/29 ...... 400 381,962
8.500%, 01/18/31 ...... 100 115,906
Ω 5.050%, 08/03/33 ...... 281 281,262
Ω 5.000%, 01/11/34 ...... 1,369 1,353,525
Ω 5.450%, 04/01/35 ...... 500 506,044
RWE Finance US LLC
Ω 5.875%, 04/16/34 ...... 474 490,406
Siemens
Financieringsmaatschappij NV
3.375%, 02/22/37 ...... EUR 1,400 1,578,796
T-Mobile USA, Inc.
3.850%, 05/08/36 ...... EUR 800 929,515
4.375%, 04/15/40 ...... 488 426,744
3.000%, 02/15/41 ...... 150 109,550
Volkswagen Bank GmbH
4.625%, 05/03/31, MTN . EUR 100 120,869
Volkswagen Financial Services
AG
0.375%, 02/12/30, MTN . EUR 200 209,057
3.875%, 09/10/30 ...... EUR 122 144,628
3.875%, 11/19/31 ...... EUR 700 820,524
Volkswagen Financial Services
NV
5.875%, 05/23/29, MTN . GBP 100 137,575
Volkswagen International
Finance NV
4.375%, 05/15/30, MTN . EUR 100 120,859
1.250%, 09/23/32, MTN . EUR 100 99,425
4.125%, 09/02/35, MTN . EUR 300 346,921
Volkswagen Leasing GmbH
4.625%, 03/25/29, MTN . EUR 100 121,204
4.000%, 04/11/31, MTN . EUR 300 358,020
4.750%, 09/25/31, MTN . EUR 523 642,812
TOTAL GERMANY ....... 25,006,628
HONG KONG — (0.0%)
Prudential Funding Asia PLC
Face
Amount^
Value†
(000)
HONG KONG — (Continued)
3.125%, 04/14/30 ...... 400 $ 381,749
TOTAL HONG KONG ..... 381,749
ITALY — (1.7%)
ENEL Finance International NV
Ω 6.800%, 09/15/37 ...... 260 286,921
Ω 6.000%, 10/07/39 ...... 897 911,381
Eni SpA
4.250%, 05/19/33, MTN . EUR 1,200 1,456,496
3.875%, 01/15/34, MTN . EUR 1,000 1,181,337
Ω 5.700%, 10/01/40 ...... 927 914,894
Intesa Sanpaolo SpA
3.625%, 10/16/30, MTN . EUR 800 948,580
5.125%, 08/29/31, MTN . EUR 250 315,710
5.625%, 03/08/33, MTN . EUR 350 455,351
6.625%, 05/31/33, MTN . GBP 100 143,455
2.625%, 03/11/36, MTN . GBP 3,300 3,375,693
Italgas SpA
4.125%, 06/08/32, MTN . EUR 100 120,374
Snam SpA
3.250%, 07/01/32, MTN . EUR 891 1,024,646
1.000%, 09/12/34, MTN . EUR 1,000 941,727
Terna - Rete Elettrica Nazionale
3.000%, 07/22/31, MTN . EUR 1,257 1,443,675
UniCredit SpA
4.000%, 03/05/34, MTN . EUR 2,460 2,922,356
Var Energi ASA
3.875%, 03/12/31, MTN . EUR 260 304,487
TOTAL ITALY ........... 16,747,083
JAPAN — (4.9%)
7-Eleven, Inc.
Ω 2.500%, 02/10/41 ...... 512 343,627
American Honda Finance Corp.
SOFR+0.55%, FRN,
4.220%, 05/11/26(*) .... 100 100,006
SOFR+0.55%, FRN,
4.210%, 05/21/26(*), MTN 63 63,007
SOFRINDX+0.72%, FRN,
4.380%, 10/05/26(*), MTN 150 150,184
SOFR+0.77%, FRN,
4.430%, 03/12/27(*) .... 100 100,120
SOFR+0.71%, FRN,
4.370%, 07/09/27(*), MTN 750 750,034
SOFR+0.72%, FRN,
4.380%, 10/22/27(*), MTN 100 99,963
3.650%, 04/23/31, MTN . EUR 500 583,863
3.500%, 06/27/31 ...... EUR 150 174,129
3.950%, 03/19/32, MTN . EUR 4,456 5,248,265
4.900%, 01/10/34, MTN . 300 293,750
5.200%, 03/05/35 ...... 250 247,618
Aviation Capital Group LLC
Ω 4.875%, 01/28/33 ...... 834 807,604
Japan Government Thirty Year
Bond
2.300%, 06/20/35 ...... JPY 286,400 1,809,965

103
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
JAPAN — (Continued)
2.300%, 12/20/36 ...... JPY 400,000 $ 2,480,865
JT International Financial
Services BV
3.625%, 04/11/34, MTN . EUR 2,986 3,408,498
Mizuho Financial Group, Inc.
2.096%, 04/08/32, MTN . EUR 1,600 1,722,133
4.029%, 09/05/32, MTN . EUR 800 955,286
4.416%, 05/20/33, MTN . EUR 2,123 2,583,528
3.980%, 05/21/34, MTN . EUR 1,825 2,155,218
3.767%, 08/27/34, MTN . EUR 200 232,888
3.688%, 08/26/35, MTN . EUR 100 114,339
NTT Finance Corp.
0.342%, 03/03/30 ...... EUR 100 104,983
Ω SOFR+1.31%, FRN,
4.970%, 07/16/30(*) .... 712 723,848
Ω 3.678%, 07/16/33 ...... EUR 3,860 4,501,004
3.678%, 07/16/33 ...... EUR 570 664,656
Ω 5.502%, 07/16/35 ...... 2,000 2,034,954
Ω 4.091%, 07/16/37 ...... EUR 485 568,799
ORIX Corp.
3.780%, 05/29/29, MTN . EUR 632 746,595
3.447%, 10/22/31, MTN . EUR 4,907 5,666,792
Protective Life Corp.
8.450%, 10/15/39 ...... 130 156,056
Sumitomo Mitsui Financial
Group, Inc.
SOFR+0.88%, FRN,
4.540%, 01/14/27(*) .... 1,508 1,512,883
SOFR+1.17%, FRN,
4.830%, 07/09/29(*) .... 1,296 1,308,836
0.632%, 10/23/29, MTN . EUR 200 214,091
SOFR+1.05%, FRN,
4.710%, 04/15/30(*) .... 1,010 1,014,808
3.573%, 05/28/32, MTN . EUR 400 465,895
Sumitomo Mitsui Trust Bank,
Ltd.
Ω # SOFR+0.75%, FRN,
4.410%, 09/11/28(*) .... 458 459,064
Toyota Motor Credit Corp.
SOFR+0.65%, FRN,
4.310%, 03/19/27(*), MTN 27 27,074
Toyota Motor Finance
Netherlands BV
EUR003M+0.68%, FRN,
2.700%, 02/09/27(*) .... EUR 2,100 2,469,288
TOTAL JAPAN ........... 47,064,516
LUXEMBOURG — (1.2%)
Aareal Bank AG
0.250%, 11/23/27 ...... EUR 300 335,586
ArcelorMittal SA
3.500%, 12/13/31, MTN . EUR 1,583 1,840,954
6.000%, 06/17/34 ...... 655 692,259
Eurofins Scientific SE
3.875%, 02/05/33 ...... EUR 2,170 2,512,655
Face
Amount^
Value†
(000)
LUXEMBOURG — (Continued)
JAB Holdings BV
5.000%, 06/12/33 ...... EUR 1,500 $ 1,867,079
4.375%, 04/25/34 ...... EUR 1,100 1,313,095
4.375%, 05/19/35 ...... EUR 400 474,489
2.250%, 12/19/39 ...... EUR 500 450,846
SELP Finance Sarl
0.875%, 05/27/29 ...... EUR 100 108,537
3.750%, 01/16/32, MTN . EUR 1,503 1,751,541
TOTAL LUXEMBOURG .... 11,347,041
NETHERLANDS — (1.5%)
Akzo Nobel NV
4.000%, 03/31/35, MTN . EUR 1,500 1,718,327
Cooperatieve Rabobank UA
SOFRINDX+0.90%, FRN,
4.560%, 10/05/26(*) .... 450 451,084
SOFR+0.60%, FRN,
4.260%, 01/21/28(*) .... 400 401,154
BBSW3M+0.75%, FRN,
4.740%, 05/26/28(*), MTN AUD 970 699,877
SOFRINDX+0.89%, FRN,
4.550%, 10/17/29(*) .... 3,010 3,035,465
4.000%, 01/10/30, MTN . EUR 300 359,873
3.822%, 07/26/34, MTN . EUR 300 353,092
5.250%, 05/24/41 ...... 1,055 1,036,055
CTP NV
3.625%, 04/13/32 ...... EUR 935 1,068,715
Enexis Holding NV
3.250%, 04/09/33, MTN . EUR 515 593,255
3.625%, 06/12/34, MTN . EUR 350 409,594
ING Groep NV
2.000%, 09/20/28, MTN . EUR 900 1,026,377
4.050%, 04/09/29 ...... 1,000 988,303
Koninklijke KPN NV
5.750%, 09/17/29, MTN . GBP 200 278,170
3.875%, 02/16/36, MTN . EUR 1,100 1,280,185
Koninklijke Philips NV
4.250%, 09/08/31, MTN . EUR 300 364,334
6.875%, 03/11/38 ...... 215 237,276
5.000%, 03/15/42 ...... 260 236,779
TOTAL NETHERLANDS ... 14,537,915
NEW ZEALAND — (0.4%)
New Zealand Government Bond
3.500%, 04/14/33 ...... NZD 3,200 1,774,205
4.250%, 05/15/34 ...... NZD 1,600 921,372
New Zealand Local Government
Funding Agency Bond
3.000%, 05/15/35 ...... NZD 3,400 1,701,570
TOTAL NEW ZEALAND .... 4,397,147
NORWAY — (0.9%)
Aker BP ASA
4.000%, 05/29/32, MTN . EUR 4,145 4,897,334
Ω 6.000%, 06/13/33 ...... 400 417,267
Ω 5.125%, 10/01/34 ...... 676 661,000

104
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
NORWAY — (Continued)
Equinor ASA
1.250%, 02/17/27, MTN . EUR 200 $ 231,867
3.625%, 04/06/40 ...... 514 428,545
Kommunalbanken A/S
Ω SOFRINDX+1.00%, FRN,
4.660%, 06/17/26(*) .... 900 900,997
Ω SOFRINDX+0.41%, FRN,
4.070%, 04/09/29(*) .... 1,050 1,054,124
TOTAL NORWAY ........ 8,591,134
SINGAPORE — (0.3%)
DBS Group Holdings, Ltd.
Ω SOFR+0.65%, FRN,
4.310%, 03/21/30(*) .... 450 452,536
P3 Group Sarl
3.375%, 03/22/31, MTN . EUR 957 1,099,252
Temasek Financial I, Ltd.
3.250%, 02/15/27, MTN . EUR 411 483,386
United Overseas Bank, Ltd.
Ω SOFRINDX+0.58%, FRN,
4.240%, 04/02/28(*) .... 1,280 1,283,406
TOTAL SINGAPORE ...... 3,318,580
SPAIN — (1.7%)
Abertis France SAS
1.625%, 09/18/29, MTN . EUR 200 220,385
4.250%, 03/18/30, MTN . EUR 100 119,853
Acciona Energia Financiacion
Filiales SA
5.125%, 04/23/31, MTN . EUR 200 246,833
Banco Bilbao Vizcaya
Argentaria SA
3.875%, 01/15/34, MTN . EUR 800 953,954
Banco Santander SA
SOFR+1.12%, FRN,
4.780%, 11/06/30(*) .... 1,800 1,803,308
1.000%, 11/04/31, MTN . EUR 100 102,785
3.500%, 10/02/32, MTN . EUR 2,500 2,897,744
3.750%, 01/09/34, MTN . EUR 200 235,355
6.033%, 01/17/35 ...... 1,200 1,256,906
3.500%, 02/17/35, MTN . EUR 900 1,023,764
5.127%, 11/06/35 ...... 1,000 977,401
CaixaBank SA
4.375%, 11/29/33, MTN . EUR 1,000 1,229,816
Criteria Caixa SA
3.250%, 02/25/31, MTN . EUR 100 115,387
Merlin Properties Socimi SA
1.875%, 12/04/34 ...... EUR 100 97,585
New York State Electric & Gas
Corp.
Ω 5.850%, 08/15/33 ...... 90 94,020
Repsol E&P Capital Markets
US LLC
Ω 5.976%, 09/16/35 ...... 797 813,113
Telefonica Emisiones SA
4.183%, 11/21/33, MTN . EUR 200 237,361
Face
Amount^
Value†
(000)
SPAIN — (Continued)
3.724%, 01/23/34 ...... EUR 600 $ 688,169
3.941%, 06/25/35, MTN . EUR 700 805,907
4.055%, 01/24/36, MTN . EUR 200 230,761
7.045%, 06/20/36 ...... 1,628 1,796,483
4.665%, 03/06/38 ...... 325 294,392
TOTAL SPAIN ........... 16,241,282
SUPRANATIONAL — (1.5%)
Asian Development Bank
SOFRINDX+1.00%, FRN,
4.660%, 08/27/26(*), MTN 50 50,146
SOFRINDX+1.00%, FRN,
4.660%, 04/06/27(*), MTN 1,300 1,309,024
SOFRINDX+0.30%, FRN,
3.960%, 06/20/28(*), MTN 239 239,220
Asian Infrastructure Investment
Bank (The)
Ω SOFRINDX+0.62%, FRN,
4.290%, 08/16/27(*) .... 84 84,379
European Bank for
Reconstruction & Development
SOFRINDX+0.33%, FRN,
4.000%, 02/20/28(*), MTN 2,600 2,601,994
SOFRINDX+0.30%, FRN,
3.970%, 02/16/29(*) .... 1,136 1,135,082
Inter-American Development
Bank
SOFRINDX+0.35%, FRN,
4.010%, 10/04/27(*) .... 450 450,927
SOFRINDX+0.27%, FRN,
3.930%, 03/20/28(*), MTN 692 692,423
SOFRINDX+0.30%, FRN,
3.970%, 02/15/29(*) .... 300 300,180
SOFRINDX+0.37%, FRN,
4.030%, 08/01/29(*), MTN 173 173,648
SOFRINDX+0.39%, FRN,
4.050%, 03/13/30(*) .... 244 244,787
International Bank for
Reconstruction & Development
SOFRINDX+0.37%, FRN,
4.030%, 01/12/27(*) .... 64 64,079
SOFRINDX+0.27%, FRN,
3.930%, 06/15/27(*) .... 5,300 5,307,991
SOFRINDX+0.30%, FRN,
3.970%, 05/15/28(*) .... 508 509,033
SOFRINDX+0.29%, FRN,
3.960%, 11/22/28(*) .... 655 655,753
SOFRINDX+0.30%, FRN,
3.960%, 01/24/29(*) .... 738 739,277
International Finance Corp.
SOFRINDX+0.36%, FRN,
4.020%, 08/28/29(*), MTN 274 274,733
TOTAL SUPRANATIONAL . 14,832,676
SWEDEN — (0.6%)
Autoliv, Inc.

105
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
SWEDEN — (Continued)
4.250%, 03/15/28, MTN . EUR 100 $ 119,096
Investor AB
3.500%, 03/31/34, MTN . EUR 2,000 2,334,774
Molnlycke Holding AB
4.250%, 06/11/34, MTN . EUR 100 119,020
Skandinaviska Enskilda Banken
AB
Ω SOFRINDX+0.75%, FRN,
4.410%, 06/02/28(*) .... 400 400,967
Svenska Handelsbanken AB
Ω SOFR+1.25%, FRN,
4.910%, 06/15/26(*) .... 1,700 1,702,010
Ω SOFR+0.74%, FRN,
4.400%, 05/23/28(*) .... 550 552,306
Swedbank AB
Ω SOFR+1.03%, FRN,
4.690%, 11/20/29(*) .... 541 546,746
TOTAL SWEDEN ......... 5,774,919
SWITZERLAND — (0.6%)
ABB Finance BV
3.375%, 01/15/34, MTN . EUR 500 578,837
Sandoz Finance BV
4.000%, 03/26/35 ...... EUR 1,300 1,528,846
Swiss Life Finance I AG
3.750%, 03/24/35 ...... EUR 140 163,742
Tyco Electronics Group SA
3.250%, 01/31/33 ...... EUR 2,600 2,969,372
UBS Group AG
0.625%, 02/24/33 ...... EUR 1,000 955,216
TOTAL SWITZERLAND .... 6,196,013
UNITED KINGDOM — (5.1%)
AstraZeneca PLC
6.450%, 09/15/37 ...... 323 359,924
Barclays PLC
3.250%, 01/17/33, MTN . GBP 100 116,496
BAT Capital Corp.
7.750%, 10/19/32 ...... 118 135,392
6.000%, 02/20/34 ...... 285 301,536
4.390%, 08/15/37 ...... 921 838,699
3.734%, 09/25/40 ...... 223 178,183
7.079%, 08/02/43 ...... 461 509,213
BAT International Finance PLC
4.125%, 04/12/32, MTN . EUR 647 768,560
British Telecommunications
PLC
4.250%, 01/06/33, MTN . EUR 750 903,924
Cadent Finance PLC
0.625%, 03/19/30, MTN . EUR 100 105,111
5.625%, 01/11/36 ...... GBP 500 649,406
Centrica PLC
4.375%, 03/13/29, MTN . GBP 300 400,205
CK Hutchison Group Telecom
Finance SA
1.500%, 10/17/31 ...... EUR 610 636,571
Face
Amount^
Value†
(000)
UNITED KINGDOM — (Continued)
Diageo Finance PLC
EUR003M+0.30%, FRN,
2.421%, 06/20/26(*) .... EUR 1,300 1,525,218
Eastern Power Networks PLC
2.125%, 11/25/33, MTN . GBP 3,000 3,225,271
5.375%, 10/02/39, MTN . GBP 2,500 3,140,073
GlaxoSmithKline Capital PLC
1.625%, 05/12/35, MTN . GBP 1,780 1,763,523
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38 ...... 1,300 1,439,773
HSBC Holdings PLC
6.100%, 01/14/42 ...... 1,100 1,161,961
Imperial Brands Finance PLC
3.875%, 02/12/34, MTN . EUR 3,617 4,124,076
Ω 5.875%, 07/01/34 ...... 1,738 1,793,109
Lloyds Bank Corporate Markets
PLC
4.125%, 05/30/27, MTN . EUR 119 141,380
LSEG Finance PLC
Ω 3.200%, 04/06/41 ...... 2,836 2,144,415
Lseg Netherlands BV
0.750%, 04/06/33 ...... EUR 1,000 959,569
Motability Operations Group
PLC
3.875%, 01/24/34, MTN . EUR 2,855 3,317,543
National Gas Transmission PLC
4.250%, 04/05/30, MTN . EUR 250 300,736
National Grid Electricity
Distribution West Midlands PLC
5.750%, 04/16/32, MTN . GBP 100 137,180
National Grid North America,
Inc.
4.668%, 09/12/33, MTN . EUR 1,450 1,786,578
National Grid PLC
3.245%, 03/30/34, MTN . EUR 200 223,965
NatWest Markets PLC
Ω SOFR+0.80%, FRN,
4.460%, 11/06/28(*) .... 1,250 1,251,000
Ω SOFR+1.14%, FRN,
4.810%, 05/17/29(*) .... 452 455,381
3.125%, 01/10/30, MTN . EUR 100 116,427
Ω SOFR+1.19%, FRN,
4.850%, 03/21/30(*) .... 847 853,382
Reckitt Benckiser Treasury
Services PLC
3.875%, 09/14/33, MTN . EUR 2,652 3,152,276
Reynolds American, Inc.
7.250%, 06/15/37 ...... 488 554,798
7.000%, 08/04/41 ...... 424 461,128
6.150%, 09/15/43 ...... 388 390,920
Segro PLC
3.500%, 09/24/32, MTN . EUR 4,662 5,364,487
5.750%, 06/20/35 ...... GBP 350 472,549
SSE PLC
3.500%, 03/18/32, MTN . EUR 150 175,429

106
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED KINGDOM — (Continued)
6.250%, 08/27/38, MTN . GBP 100 $ 135,951
United Kingdom Gilt
4.375%, 01/31/40 ...... GBP 187 229,901
WPP Finance 2013
4.000%, 09/12/33, MTN . EUR 2,267 2,579,041
TOTAL UNITED KINGDOM . 49,280,260
UNITED STATES — (48.9%)
AbbVie, Inc.
4.400%, 11/06/42 ...... 100 87,562
Accenture Capital, Inc.
4.500%, 10/04/34 ...... 966 930,673
AES Corp. (The)
# 2.450%, 01/15/31 ...... 162 144,258
5.800%, 03/15/32 ...... 1,650 1,678,194
Aetna, Inc.
6.625%, 06/15/36 ...... 150 162,381
6.750%, 12/15/37 ...... 73 79,417
4.500%, 05/15/42 ...... 50 41,973
Affiliated Managers Group, Inc.
5.500%, 08/20/34 ...... 665 664,821
5.500%, 02/15/36 ...... 355 350,600
Aflac, Inc.
6.900%, 12/17/39 ...... 270 300,691
AGCO Corp.
5.800%, 03/21/34 ...... 1,352 1,390,804
Air Products and Chemicals,
Inc.
0.800%, 05/05/32, MTN . EUR 270 270,047
4.000%, 03/03/35 ...... EUR 122 144,377
Alabama Power Co.
5.500%, 03/15/41 ...... 105 103,753
5.200%, 06/01/41 ...... 170 164,758
4.100%, 01/15/42 ...... 262 217,258
Albemarle Corp.
5.050%, 06/01/32 ...... 398 399,018
Allstate Corp. (The)
4.500%, 06/15/43 ...... 252 215,729
Ally Financial, Inc.
8.000%, 11/01/31 ...... 2,025 2,261,866
8.000%, 11/01/31 ...... 1,814 2,016,663
Alphabet, Inc.
3.375%, 05/06/37 ...... EUR 4,084 4,594,642
Altria Group, Inc.
3.125%, 06/15/31 ...... EUR 300 343,649
6.875%, 11/01/33 ...... 220 244,205
5.800%, 02/14/39 ...... 305 307,612
3.400%, 02/04/41 ...... 1,193 905,850
4.250%, 08/09/42 ...... 1,147 937,036
4.500%, 05/02/43 ...... 557 464,698
Amazon.com, Inc.
4.350%, 03/20/33 ...... 2,000 1,957,069
3.875%, 08/22/37 ...... 1,131 1,017,538
2.875%, 05/12/41 ...... 1,161 855,924
American Express Co.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
SOFRINDX+0.65%, FRN,
4.310%, 11/04/26(*) .... 250 $ 250,356
8.150%, 03/19/38 ...... 130 163,705
American Medical Systems
Europe BV
3.500%, 03/08/32 ...... EUR 100 116,779
3.250%, 03/08/34 ...... EUR 3,157 3,571,230
American Tower Corp.
4.625%, 05/16/31 ...... EUR 200 245,310
4.100%, 05/16/34, MTN . EUR 600 709,404
American Water Capital Corp.
5.250%, 03/01/35 ...... 1,000 1,014,706
Americold Realty Operating
Partnership, LP
5.600%, 05/15/32 ...... 241 240,197
5.409%, 09/12/34 ...... 3,072 2,954,700
Ameriprise Financial, Inc.
5.200%, 04/15/35 ...... 2,000 2,007,700
Amgen, Inc.
5.600%, 03/02/43 ...... 550 542,437
Aon Corp.
6.250%, 09/30/40 ...... 200 213,356
Aon Global, Ltd.
4.250%, 12/12/42 ...... 160 132,919
APA Corp.
4.250%, 01/15/30 ...... 100 98,760
6.100%, 02/15/35 ...... 2,437 2,528,435
6.000%, 01/15/37 ...... 166 168,582
5.100%, 09/01/40 ...... 200 182,624
Appalachian Power Co.
7.000%, 04/01/38 ...... 181 201,688
Apple, Inc.
1.650%, 02/08/31 ...... 7,000 6,252,419
1.700%, 08/05/31 ...... 2,000 1,765,372
# 4.500%, 05/12/32 ...... 1,700 1,727,305
# 3.350%, 08/08/32 ...... 150 142,965
4.750%, 05/12/35 ...... 165 166,707
2.375%, 02/08/41 ...... 1,208 856,844
3.450%, 02/09/45 ...... 163 124,170
4.375%, 05/13/45 ...... 300 261,700
Arrow Electronics, Inc.
2.950%, 02/15/32 ...... 450 400,678
5.875%, 04/10/34 ...... 2,018 2,079,799
Ashtead Capital, Inc.
Ω 5.950%, 10/15/33 ...... 1,306 1,354,557
Ω 5.800%, 04/15/34 ...... 785 805,314
Assurant, Inc.
2.650%, 01/15/32 ...... 150 131,478
AT&T, Inc.
5.350%, 09/01/40 ...... 372 359,331
6.375%, 03/01/41 ...... 442 464,189
3.500%, 06/01/41 ...... 190 146,572
5.550%, 08/15/41 ...... 100 96,550
4.650%, 06/01/44 ...... 600 506,830

107
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Athene Holding, Ltd.
6.650%, 02/01/33 ...... 689 $ 723,590
# 5.875%, 01/15/34 ...... 839 844,082
Atlas Warehouse Lending Co.,
LP
Ω 4.950%, 11/15/30 ...... 539 530,009
Autodesk, Inc.
5.300%, 06/15/35 ...... 438 440,398
AutoNation, Inc.
2.400%, 08/01/31 ...... 140 123,270
3.850%, 03/01/32 ...... 400 373,245
5.890%, 03/15/35 ...... 705 721,916
AvalonBay Communities, Inc.
5.350%, 06/01/34 ...... 2,000 2,048,196
Avnet, Inc.
5.500%, 06/01/32 ...... 2,765 2,807,061
Baker Hughes Holdings LLC
5.125%, 09/15/40 ...... 144 139,343
Berkshire Hathaway Energy Co.
6.125%, 04/01/36 ...... 1,504 1,611,934
5.950%, 05/15/37 ...... 232 246,271
5.150%, 11/15/43 ...... 479 449,814
Berkshire Hathaway Finance
Corp.
2.000%, 03/18/34 ...... EUR 523 548,583
2.375%, 06/19/39 ...... GBP 173 158,417
Black Hills Corp.
6.150%, 05/15/34 ...... 857 903,874
6.000%, 01/15/35 ...... 100 103,663
Blackrock, Inc.
3.750%, 07/18/35 ...... EUR 1,050 1,228,465
Block Financial LLC
5.375%, 09/15/32 ...... 793 774,107
Blue Owl Finance LLC
4.375%, 02/15/32 ...... 100 91,116
6.250%, 04/18/34 ...... 1,775 1,747,212
Boardwalk Pipelines, LP
5.625%, 08/01/34 ...... 650 667,027
Boeing Co. (The)
3.300%, 03/01/35 ...... 100 85,617
3.550%, 03/01/38 ...... 148 122,630
3.500%, 03/01/39 ...... 450 363,166
6.875%, 03/15/39 ...... 787 872,076
5.875%, 02/15/40 ...... 450 455,877
Booking Holdings, Inc.
4.500%, 11/15/31 ...... EUR 150 183,419
4.750%, 11/15/34 ...... EUR 620 765,073
3.750%, 03/01/36 ...... EUR 2,355 2,672,363
3.750%, 11/21/37 ...... EUR 620 687,615
Booz Allen Hamilton, Inc.
# 5.950%, 08/04/33 ...... 100 102,101
BorgWarner, Inc.
1.000%, 05/19/31 ...... EUR 100 103,263
Boston Properties, LP
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
2.900%, 03/15/30 ...... 150 $ 139,811
3.250%, 01/30/31 ...... 250 231,119
# 2.550%, 04/01/32 ...... 958 831,056
2.450%, 10/01/33 ...... 500 408,259
6.500%, 01/15/34 ...... 2,370 2,500,692
5.750%, 01/15/35 ...... 1,929 1,937,904
BP Capital Markets America,
Inc.
4.812%, 02/13/33 ...... 200 200,574
# 5.227%, 11/17/34 ...... 450 458,763
3.060%, 06/17/41 ...... 1,362 1,026,840
BP Capital Markets BV
4.323%, 05/12/35, MTN . EUR 2,018 2,449,299
BP Capital Markets PLC
1.104%, 11/15/34 ...... EUR 1,000 949,730
Bristol-Myers Squibb Co.
6.125%, 05/01/38 ...... 100 106,407
4.125%, 06/15/39 ...... 300 267,245
5.250%, 08/15/43 ...... 58 55,214
Brixmor Operating Partnership,
LP
5.500%, 02/15/34 ...... 450 457,839
Broadcom, Inc.
3.500%, 02/15/41 ...... 282 225,260
Broadstone Net Lease LLC
2.600%, 09/15/31 ...... 507 446,976
Brunswick Corp.
2.400%, 08/18/31 ...... 577 502,528
4.400%, 09/15/32 ...... 1,100 1,042,088
Burlington Resources LLC
5.950%, 10/15/36 ...... 150 160,120
Cadence Design Systems, Inc.
4.700%, 09/10/34 ...... 3,000 2,951,710
Camden Property Trust
4.900%, 02/28/36 ...... 2,000 1,944,034
Capital One Financial Corp.
3.800%, 01/31/28 ...... 374 369,821
1.650%, 06/12/29 ...... EUR 100 110,665
Carrier Global Corp.
3.377%, 04/05/40 ...... 400 319,121
Caterpillar Financial Services
Corp.
SOFR+0.52%, FRN,
4.190%, 05/14/27(*), MTN 155 155,254
CBRE Services, Inc.
5.950%, 08/15/34 ...... 475 495,706
CenterPoint Energy Resources
Corp.
4.400%, 07/01/32 ...... 311 304,886
6.625%, 11/01/37 ...... 820 895,621
CF Industries, Inc.
4.950%, 06/01/43 ...... 1,020 917,555
5.375%, 03/15/44 ...... 510 478,899
Charles Schwab Corp. (The)

108
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
SOFRINDX+0.52%, FRN,
4.190%, 05/13/26(*) .... 100 $ 100,009
SOFRINDX+1.05%, FRN,
4.710%, 03/03/27(*) .... 882 886,154
Cigna Group (The)
5.125%, 05/15/31 ...... 245 250,264
5.250%, 02/15/34 ...... 182 184,578
4.800%, 08/15/38 ...... 7,210 6,779,190
3.200%, 03/15/40 ...... 1,210 941,096
6.125%, 11/15/41 ...... 550 570,014
5.375%, 02/15/42 ...... 50 48,038
Cincinnati Financial Corp.
6.125%, 11/01/34 ...... 1,275 1,340,916
Cisco Systems, Inc.
5.900%, 02/15/39 ...... 506 535,333
5.500%, 01/15/40 ...... 850 866,842
Citigroup, Inc.
6.875%, 03/05/38 ...... 150 168,598
6.800%, 06/25/38, MTN . GBP 1,500 2,183,713
8.125%, 07/15/39 ...... 3,242 4,057,211
5.875%, 01/30/42 ...... 116 118,680
Citizens Financial Group, Inc.
2.500%, 02/06/30 ...... 100 92,008
CNA Financial Corp.
5.500%, 06/15/33 ...... 245 250,088
5.125%, 02/15/34 ...... 250 247,933
CNO Financial Group, Inc.
5.250%, 05/30/29 ...... 400 401,822
6.450%, 06/15/34 ...... 5,563 5,777,054
Comcast Corp.
0.750%, 02/20/32 ...... EUR 100 100,195
3.250%, 09/26/32 ...... EUR 400 458,827
6.500%, 11/15/35 ...... 100 109,514
Ω 5.168%, 01/15/37 ...... 3,444 3,357,359
6.950%, 08/15/37 ...... 1,633 1,825,968
3.900%, 03/01/38 ...... 275 236,334
6.400%, 05/15/38 ...... 270 282,430
6.550%, 07/01/39 ...... 100 107,312
3.250%, 11/01/39 ...... 100 76,975
3.750%, 04/01/40 ...... 230 186,368
5.250%, 09/26/40 ...... GBP 144 175,269
4.650%, 07/15/42 ...... 360 308,455
Conagra Brands, Inc.
5.300%, 11/01/38 ...... 2,800 2,608,462
ConocoPhillips Co.
5.000%, 01/15/35 ...... 118 118,529
3.758%, 03/15/42 ...... 333 269,782
Consolidated Edison Co. of New
York, Inc.
5.500%, 03/15/34 ...... 100 103,976
6.300%, 08/15/37 ...... 250 271,273
6.750%, 04/01/38 ...... 400 451,926
5.500%, 12/01/39 ...... 100 100,539
3.950%, 03/01/43 ...... 200 161,304
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.450%, 03/15/44 ...... 690 $ 589,646
Constellation Energy
Generation LLC
6.250%, 10/01/39 ...... 600 632,983
5.750%, 10/01/41 ...... 150 150,900
5.600%, 06/15/42 ...... 750 737,591
Continental Resources, Inc.
Ω 2.875%, 04/01/32 ...... 2,078 1,830,368
4.900%, 06/01/44 ...... 5,380 4,314,136
COPT Defense Properties, LP
2.900%, 12/01/33 ...... 746 633,791
Corebridge Financial, Inc.
3.850%, 04/05/29 ...... 300 293,670
6.050%, 09/15/33 ...... 72 75,683
Cox Communications, Inc.
Ω 5.700%, 06/15/33 ...... 450 447,061
Ω 5.450%, 09/01/34 ...... 1,050 1,010,452
Ω 4.800%, 02/01/35 ...... 1,120 1,021,143
Ω 8.375%, 03/01/39 ...... 1,043 1,174,521
Ω 4.700%, 12/15/42 ...... 933 720,130
Ω 4.500%, 06/30/43 ...... 200 150,936
CSX Corp.
5.500%, 04/15/41 ...... 100 100,894
CVS Health Corp.
5.250%, 02/21/33 ...... 100 101,496
4.780%, 03/25/38 ...... 719 666,294
6.125%, 09/15/39 ...... 759 780,488
4.125%, 04/01/40 ...... 512 431,414
5.300%, 12/05/43 ...... 384 351,797
6.000%, 06/01/44 ...... 698 688,801
D.R. Horton, Inc.
5.500%, 10/15/35 ...... 3,000 3,062,473
DCP Midstream Operating, LP
Ω 6.450%, 11/03/36 ...... 100 105,997
Ω 6.750%, 09/15/37 ...... 1,078 1,166,429
Dell, Inc.
6.500%, 04/15/38 ...... 429 462,069
5.400%, 09/10/40 ...... 50 48,781
DENTSPLY SIRONA, Inc.
# 3.250%, 06/01/30 ...... 352 325,681
Devon Energy Corp.
7.950%, 04/15/32 ...... 331 380,748
# 5.200%, 09/15/34 ...... 306 307,195
5.600%, 07/15/41 ...... 2,040 1,988,236
4.750%, 05/15/42 ...... 1,805 1,591,297
Digital Dutch Finco BV
3.875%, 09/13/33 ...... EUR 1,605 1,848,347
3.875%, 07/15/34 ...... EUR 3,460 3,946,561
3.875%, 03/15/35 ...... EUR 491 554,479
Dollar General Corp.
5.000%, 11/01/32 ...... 100 99,781
Dominion Energy, Inc.
7.000%, 06/15/38 ...... 245 271,468
4.050%, 09/15/42 ...... 200 158,903

109
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Dow Chemical Co. (The)
1.125%, 03/15/32 ...... EUR 400 $ 398,821
# 5.650%, 03/15/36 ...... 3,811 3,797,566
5.250%, 11/15/41 ...... 180 161,249
4.375%, 11/15/42 ...... 500 397,791
Duke Energy Carolinas LLC
6.100%, 06/01/37 ...... 1,723 1,833,701
Duke Energy Corp.
3.750%, 04/01/31 ...... EUR 200 235,527
3.850%, 06/15/34 ...... EUR 850 985,841
DXC Capital Funding DAC
0.950%, 09/15/31, MTN . EUR 200 192,347
Eastman Chemical Co.
5.625%, 02/20/34 ...... 100 102,192
4.800%, 09/01/42 ...... 100 87,806
Eaton Capital ULC
3.625%, 05/09/35 ...... EUR 469 542,582
3.802%, 05/21/36 ...... EUR 650 757,817
eBay, Inc.
4.000%, 07/15/42 ...... 341 274,227
EIDP, Inc.
4.800%, 05/15/33 ...... 1,252 1,239,685
Elevance Health, Inc.
4.750%, 02/15/33 ...... 175 173,007
5.375%, 06/15/34 ...... 393 399,749
5.950%, 12/15/34 ...... 100 104,884
# 5.200%, 02/15/35 ...... 281 281,272
# 5.000%, 01/15/36 ...... 713 700,079
5.850%, 01/15/36 ...... 123 127,399
6.375%, 06/15/37 ...... 2,383 2,568,076
4.625%, 05/15/42 ...... 960 845,986
4.650%, 01/15/43 ...... 609 533,250
5.100%, 01/15/44 ...... 1,070 976,436
4.650%, 08/15/44 ...... 555 477,420
Energy Transfer, LP
6.550%, 12/01/33 ...... 150 162,608
5.800%, 06/15/38 ...... 262 266,709
7.500%, 07/01/38 ...... 479 553,217
6.850%, 02/15/40 ...... 100 106,551
6.050%, 06/01/41 ...... 578 585,170
6.500%, 02/01/42 ...... 771 804,914
6.100%, 02/15/42 ...... 238 235,439
4.950%, 01/15/43 ...... 89 77,871
5.150%, 02/01/43 ...... 414 369,227
5.950%, 10/01/43 ...... 268 260,885
Enterprise Products Operating
LLC
5.750%, 03/01/35 ...... 100 102,879
7.550%, 04/15/38 ...... 1,007 1,196,070
6.125%, 10/15/39 ...... 237 253,229
6.450%, 09/01/40 ...... 693 763,770
5.950%, 02/01/41 ...... 1,099 1,152,033
5.700%, 02/15/42 ...... 650 657,268
4.850%, 08/15/42 ...... 300 274,921
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.450%, 02/15/43 ...... 707 $ 615,697
4.850%, 03/15/44 ...... 1,126 1,024,585
EPR Properties
4.950%, 04/15/28 ...... 100 100,019
3.750%, 08/15/29 ...... 100 96,243
3.600%, 11/15/31 ...... 800 734,345
Equinix Europe 2 Financing
Corp. LLC
3.250%, 05/19/29 ...... EUR 200 233,258
3.650%, 09/03/33 ...... EUR 400 459,214
4.000%, 05/19/34 ...... EUR 809 940,034
Equitable Holdings, Inc.
5.594%, 01/11/33 ...... 100 102,302
ERAC USA Finance LLC
Ω 4.900%, 05/01/33 ...... 1,200 1,196,909
ERP Operating, LP
4.500%, 07/01/44 ...... 150 130,796
Exelon Corp.
4.950%, 06/15/35 ...... 100 97,353
Experian Finance PLC
3.510%, 12/15/33, MTN . EUR 1,700 1,956,430
3.375%, 10/10/34, MTN . EUR 1,500 1,701,757
Extra Space Storage, LP
5.400%, 02/01/34 ...... 100 100,890
Exxon Mobil Corp.
1.408%, 06/26/39 ...... EUR 358 305,874
4.227%, 03/19/40 ...... 450 406,163
FedEx Corp.
0.950%, 05/04/33 ...... EUR 100 94,860
4.100%, 04/15/43 ...... 50 40,404
Fidelity National Information
Services, Inc.
3.100%, 03/01/41 ...... 130 93,920
First American Financial Corp.
4.000%, 05/15/30 ...... 100 95,887
5.450%, 09/30/34 ...... 650 641,294
Fiserv, Inc.
4.500%, 05/24/31 ...... EUR 350 421,017
Flex, Ltd.
5.250%, 01/15/32 ...... 556 559,411
Fox Corp.
6.500%, 10/13/33 ...... 554 594,935
5.476%, 01/25/39 ...... 2,541 2,474,960
Freeport-McMoRan, Inc.
5.450%, 03/15/43 ...... 165 157,515
GATX Corp.
6.900%, 05/01/34 ...... 366 403,280
5.200%, 03/15/44 ...... 500 459,415
General Dynamics Corp.
4.250%, 04/01/40 ...... 300 269,284
General Motors Co.
5.000%, 04/01/35 ...... 114 110,252
6.600%, 04/01/36 ...... 1,072 1,147,453
5.150%, 04/01/38 ...... 450 426,463

110
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
6.250%, 10/02/43 ...... 823 $ 816,105
General Motors Financial Co.,
Inc.
SOFR+1.04%, FRN,
4.700%, 02/26/27(*) .... 50 50,065
SOFRINDX+1.35%, FRN,
5.020%, 05/08/27(*) .... 85 85,373
SOFRINDX+1.05%, FRN,
4.710%, 07/15/27(*) .... 534 534,199
4.000%, 07/10/30, MTN . EUR 100 118,864
3.700%, 07/14/31, MTN . EUR 270 315,686
5.625%, 04/04/32 ...... 100 102,580
6.100%, 01/07/34 ...... 257 268,327
5.950%, 04/04/34 ...... 268 277,367
# 6.150%, 07/15/35 ...... 814 847,090
Georgia Power Co.
4.950%, 05/17/33 ...... 100 100,707
4.750%, 09/01/40 ...... 400 374,880
4.300%, 03/15/42 ...... 260 224,569
4.300%, 03/15/43 ...... 575 485,781
Gilead Sciences, Inc.
5.100%, 06/15/35 ...... 100 100,859
4.000%, 09/01/36 ...... 100 91,999
5.650%, 12/01/41 ...... 150 152,019
4.800%, 04/01/44 ...... 990 892,391
Global Payments, Inc.
4.875%, 03/17/31 ...... EUR 1,486 1,779,048
5.400%, 08/15/32 ...... 1,483 1,475,325
5.550%, 11/15/35 ...... 2,847 2,745,819
Globe Life, Inc.
5.850%, 09/15/34 ...... 200 206,886
Goldman Sachs Group, Inc.
(The)
2.000%, 11/01/28, MTN . EUR 262 299,292
1.250%, 02/07/29, MTN . EUR 125 139,183
0.750%, 03/23/32, MTN . EUR 200 199,546
1.000%, 03/18/33, MTN . EUR 1,200 1,182,349
6.250%, 02/01/41 ...... 3,091 3,269,319
Halliburton Co.
# 4.850%, 11/15/35 ...... 400 391,321
6.700%, 09/15/38 ...... 450 500,008
7.450%, 09/15/39 ...... 780 917,853
4.500%, 11/15/41 ...... 200 173,797
4.750%, 08/01/43 ...... 1,383 1,218,076
Harley-Davidson Financial
Services, Inc.
4.000%, 03/12/30 ...... EUR 708 827,206
Hasbro, Inc.
6.050%, 05/14/34 ...... 1,492 1,561,085
6.350%, 03/15/40 ...... 2,457 2,545,085
5.100%, 05/15/44 ...... 305 277,306
HCA, Inc.
7.500%, 11/06/33 ...... 700 790,888
5.600%, 04/01/34 ...... 359 367,987
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.450%, 09/15/34 ...... 300 $ 303,676
4.375%, 03/15/42 ...... 710 595,014
Healthcare Realty Holdings, LP
3.100%, 02/15/30 ...... 400 376,624
2.400%, 03/15/30 ...... 100 91,375
2.050%, 03/15/31 ...... 150 130,489
Helmerich & Payne, Inc.
# 4.850%, 12/01/29 ...... 200 199,834
5.500%, 12/01/34 ...... 5,488 5,424,302
HF Sinclair Corp.
5.500%, 09/01/32 ...... 750 758,952
# 6.250%, 01/15/35 ...... 1,338 1,387,672
Highwoods Realty, LP
4.200%, 04/15/29 ...... 100 97,665
3.050%, 02/15/30 ...... 100 92,613
2.600%, 02/01/31 ...... 400 355,460
5.350%, 01/15/33 ...... 901 892,444
7.650%, 02/01/34 ...... 980 1,093,353
Home Depot, Inc. (The)
3.300%, 04/15/40 ...... 150 120,224
Host Hotels & Resorts, LP
3.375%, 12/15/29 ...... 233 221,898
2.900%, 12/15/31 ...... 100 89,477
5.700%, 07/01/34 ...... 1,700 1,735,117
5.500%, 04/15/35 ...... 750 752,204
Howmet Aerospace, Inc.
5.950%, 02/01/37 ...... 1,000 1,062,357
HP, Inc.
# 6.000%, 09/15/41 ...... 888 889,860
Humana, Inc.
5.875%, 03/01/33 ...... 150 153,864
Hyatt Hotels Corp.
5.375%, 12/15/31 ...... 100 101,893
5.750%, 03/30/32 ...... 100 103,527
5.500%, 06/30/34 ...... 410 416,638
IBM International Capital Pte,
Ltd.
5.250%, 02/05/44 ...... 2,715 2,489,039
IHG Finance LLC
3.625%, 09/27/31, MTN . EUR 300 348,143
Intel Corp.
5.200%, 02/10/33 ...... 300 303,849
4.600%, 03/25/40 ...... 400 357,571
2.800%, 08/12/41 ...... 250 175,007
4.800%, 10/01/41 ...... 1,115 990,762
4.250%, 12/15/42 ...... 700 572,074
5.625%, 02/10/43 ...... 1,035 996,907
International Business Machines
Corp.
0.650%, 02/11/32 ...... EUR 520 518,057
3.150%, 02/10/33 ...... EUR 250 283,561
1.250%, 02/09/34, MTN . EUR 200 194,475
3.750%, 02/06/35 ...... EUR 700 809,690
4.150%, 05/15/39 ...... 300 259,852

111
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.600%, 11/30/39 ...... 100 $ 100,888
4.000%, 06/20/42 ...... 369 297,935
Interstate Power and Light Co.
5.700%, 10/15/33 ...... 460 479,047
4.950%, 09/30/34 ...... 100 98,454
6.250%, 07/15/39 ...... 100 105,573
Invitation Homes Operating
Partnership, LP
5.450%, 08/15/30 ...... 132 134,454
J.M. Smucker Co. (The)
4.250%, 03/15/35 ...... 480 445,702
Jackson Financial, Inc.
3.125%, 11/23/31 ...... 656 587,378
5.670%, 06/08/32 ...... 498 503,252
Jacobs Engineering Group, Inc.
5.900%, 03/01/33 ...... 281 290,286
Janus Henderson US Holdings,
Inc.
5.450%, 09/10/34 ...... 1,350 1,356,682
JDE Peet's NV
4.125%, 01/23/30, MTN . EUR 100 118,967
Jefferies Financial Group, Inc.
6.450%, 06/08/27 ...... 70 71,282
2.750%, 10/15/32 ...... 150 127,323
6.200%, 04/14/34 ...... 1,136 1,162,648
6.250%, 01/15/36 ...... 831 850,403
6.500%, 01/20/43 ...... 392 389,156
6.625%, 10/23/43 ...... 265 266,497
Jersey Central Power & Light
Co.
5.100%, 01/15/35 ...... 1,100 1,096,209
John Deere Capital Corp.
SOFR+0.60%, FRN,
4.260%, 06/11/27(*), MTN 100 100,247
Johnson & Johnson
4.850%, 03/01/32 ...... 1,000 1,028,839
# 5.000%, 03/01/35 ...... 255 261,810
3.550%, 03/01/36 ...... 300 273,113
3.625%, 03/03/37 ...... 400 358,451
3.400%, 01/15/38 ...... 270 233,911
2.100%, 09/01/40 ...... 1,337 936,129
# 4.500%, 09/01/40 ...... 391 370,573
JPMorgan Chase & Co.
5.500%, 10/15/40 ...... 1,000 1,020,796
JPMorgan Chase Bank NA
SOFR+1.00%, FRN,
4.660%, 12/08/26(*) .... 750 752,925
Juniper Networks, Inc.
2.000%, 12/10/30 ...... 90 78,981
Kellanova
3.750%, 05/16/34 ...... EUR 1,200 1,403,309
Kemper Corp.
# 3.800%, 02/23/32 ...... 505 460,433
Keurig Dr Pepper, Inc.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
SOFRINDX+0.88%, FRN,
4.540%, 03/15/27(*) .... 160 $ 160,180
Kilroy Realty, LP
5.875%, 10/15/35 ...... 161 156,516
6.250%, 01/15/36 ...... 2,637 2,639,430
Kinder Morgan Energy Partners,
LP
7.750%, 03/15/32 ...... 100 114,273
5.800%, 03/15/35 ...... 534 553,484
6.500%, 02/01/37 ...... 52 56,496
6.950%, 01/15/38, MTN . 670 749,179
6.500%, 09/01/39 ...... 41 44,108
6.550%, 09/15/40 ...... 278 299,412
7.500%, 11/15/40 ...... 291 338,092
6.375%, 03/01/41 ...... 233 245,912
5.625%, 09/01/41 ...... 85 83,483
5.000%, 08/15/42 ...... 254 229,560
4.700%, 11/01/42 ...... 160 139,731
5.000%, 03/01/43 ...... 579 521,335
5.500%, 03/01/44 ...... 181 171,676
Kraft Heinz Foods Co.
6.875%, 01/26/39 ...... 424 461,314
5.000%, 06/04/42 ...... 600 530,377
Kroger Co. (The)
5.000%, 04/15/42 ...... 100 92,212
5.150%, 08/01/43 ...... 756 698,745
Lear Corp.
3.500%, 05/30/30 ...... 145 137,856
Legg Mason, Inc.
5.625%, 01/15/44 ...... 381 371,520
Liberty Mutual Group, Inc.
4.625%, 12/02/30 ...... EUR 1,280 1,572,199
Ω 4.625%, 12/02/30 ...... EUR 400 491,312
Ω 3.875%, 09/26/35 ...... EUR 694 793,323
Lincoln National Corp.
3.400%, 03/01/32 ...... 150 136,745
5.852%, 03/15/34 ...... 400 407,697
6.300%, 10/09/37 ...... 100 104,359
7.000%, 06/15/40 ...... 700 758,848
LKQ Corp.
6.250%, 06/15/33 ...... 3,720 3,860,320
Lowe's Cos., Inc.
5.000%, 04/15/40 ...... 100 94,073
LPL Holdings, Inc.
6.000%, 05/20/34 ...... 500 511,225
5.650%, 03/15/35 ...... 200 199,872
LYB International Finance III
LLC
# 5.500%, 03/01/34 ...... 1,661 1,665,875
6.150%, 05/15/35 ...... 1,507 1,560,417
# 5.875%, 01/15/36 ...... 2,160 2,181,908
3.375%, 10/01/40 ...... 1,050 771,786
Marathon Petroleum Corp.
6.500%, 03/01/41 ...... 1,772 1,898,478

112
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Markel Group, Inc.
5.000%, 03/30/43 ...... 50 $ 44,515
Marriott International, Inc.
5.300%, 05/15/34 ...... 100 100,995
Mars, Inc.
Ω 4.750%, 04/20/33 ...... 343 339,226
Marsh & McLennan Cos., Inc.
SOFRINDX+0.70%, FRN,
4.370%, 11/08/27(*) .... 100 100,089
McKesson Corp.
6.000%, 03/01/41 ...... 270 273,538
Medtronic Global Holdings SCA
2.250%, 03/07/39 ...... EUR 400 386,135
1.500%, 07/02/39 ...... EUR 800 693,414
Merck & Co., Inc.
3.900%, 03/07/39 ...... 221 193,749
2.350%, 06/24/40 ...... 1,370 971,076
MetLife, Inc.
5.875%, 02/06/41 ...... 1,274 1,315,867
4.125%, 08/13/42 ...... 105 87,439
4.875%, 11/13/43 ...... 100 90,740
Micron Technology, Inc.
3.366%, 11/01/41 ...... 445 343,696
Microsoft Corp.
3.450%, 08/08/36 ...... 150 134,321
4.100%, 02/06/37 ...... 109 103,451
Mid-America Apartments, LP
5.300%, 02/15/32 ...... 100 103,043
4.950%, 03/01/35 ...... 152 150,135
Mississippi Power Co.
4.250%, 03/15/42 ...... 1,128 942,667
Molson Coors Beverage Co.
5.000%, 05/01/42 ...... 100 90,385
Morgan Stanley
6.375%, 07/24/42 ...... 450 484,831
Morgan Stanley Bank NA
SOFR+1.17%, FRN,
4.820%, 10/30/26(*) .... 387 388,395
Mosaic Co. (The)
5.625%, 11/15/43 ...... 810 758,970
MPLX, LP
4.500%, 04/15/38 ...... 1,250 1,128,322
Mylan, Inc.
5.400%, 11/29/43 ...... 750 642,050
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.80%, FRN,
4.460%, 02/05/27(*), MTN 315 315,718
8.000%, 03/01/32, MTN . 100 115,940
NBCUniversal Media LLC
6.400%, 04/30/40 ...... 140 147,718
5.950%, 04/01/41 ...... 244 246,625
4.450%, 01/15/43 ...... 711 588,404
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Nestle Finance International,
Ltd.
3.750%, 11/14/35 ...... EUR 1,169 $ 1,385,092
3.250%, 01/23/37, MTN . EUR 2,500 2,802,114
Newmont Corp.
5.875%, 04/01/35 ...... 123 130,345
5.450%, 06/09/44 ...... 600 578,180
NextEra Energy Capital
Holdings, Inc.
5.250%, 03/15/34 ...... 821 832,336
# 5.450%, 03/15/35 ...... 150 152,937
NiSource, Inc.
5.950%, 06/15/41 ...... 350 357,151
Northern Trust Corp.
3.150%, 05/03/29 ...... 400 387,609
NOV, Inc.
3.950%, 12/01/42 ...... 1,100 865,435
Oklahoma Gas and Electric Co.
5.250%, 05/15/41 ...... 150 145,245
Omnicom Group, Inc.
3.375%, 03/01/41 ...... 1,047 774,447
ONEOK Partners, LP
6.650%, 10/01/36 ...... 353 382,426
6.850%, 10/15/37 ...... 444 486,205
6.125%, 02/01/41 ...... 1,174 1,202,248
6.200%, 09/15/43 ...... 150 149,914
ONEOK, Inc.
6.000%, 06/15/35 ...... 358 374,847
Oracle Corp.
6.500%, 04/15/38 ...... 102 102,116
3.600%, 04/01/40 ...... 510 367,756
5.375%, 07/15/40 ...... 1,931 1,682,252
3.650%, 03/25/41 ...... 404 286,613
Ovintiv, Inc.
6.250%, 07/15/33 ...... 984 1,043,132
6.500%, 08/15/34 ...... 1,300 1,393,495
6.625%, 08/15/37 ...... 564 600,767
6.500%, 02/01/38 ...... 2,601 2,733,353
PayPal Holdings, Inc.
2.850%, 10/01/29 ...... 400 379,210
# 5.100%, 04/01/35 ...... 2,000 1,981,366
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 6.200%, 06/15/30 ...... 401 421,108
Pfizer Investment Enterprises
Pte, Ltd.
5.110%, 05/19/43 ...... 178 167,603
Pfizer, Inc.
7.200%, 03/15/39 ...... 800 934,849
Philip Morris International, Inc.
3.250%, 06/06/32 ...... EUR 2,382 2,732,823
5.625%, 09/07/33 ...... 100 104,444
4.900%, 11/01/34 ...... 200 198,710
6.375%, 05/16/38 ...... 545 595,384

113
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.375%, 11/15/41 ...... 1,068 $ 932,223
4.500%, 03/20/42 ...... 346 303,240
3.875%, 08/21/42 ...... 1,390 1,123,511
4.125%, 03/04/43 ...... 1,129 938,388
4.875%, 11/15/43 ...... 453 408,661
Phillips 66
5.875%, 05/01/42 ...... 2,260 2,270,710
Phillips 66 Co.
5.250%, 06/15/31 ...... 100 102,270
5.300%, 06/30/33 ...... 250 254,994
# 4.950%, 03/15/35 ...... 1,002 991,785
Piedmont Operating
Partnership, LP
5.625%, 01/15/33 ...... 1,471 1,447,876
Plains All American Pipeline,
LP/PAA Finance Corp.
6.700%, 05/15/36 ...... 500 539,664
6.650%, 01/15/37 ...... 1,263 1,362,700
5.150%, 06/01/42 ...... 1,125 1,013,550
4.300%, 01/31/43 ...... 1,028 838,945
4.700%, 06/15/44 ...... 300 254,371
PNC Financial Services Group,
Inc. (The)
3.450%, 04/23/29 ...... 400 390,709
2.550%, 01/22/30 ...... 116 108,251
PPG Industries, Inc.
3.250%, 03/04/32 ...... EUR 4,036 4,637,084
Principal Financial Group, Inc.
5.375%, 03/15/33 ...... 910 930,469
6.050%, 10/15/36 ...... 210 224,716
4.625%, 09/15/42 ...... 150 130,503
Prologis Euro Finance LLC
0.250%, 09/10/27 ...... EUR 300 338,585
4.625%, 05/23/33 ...... EUR 1,675 2,058,144
4.000%, 05/05/34 ...... EUR 670 789,488
Prologis International Funding
II SA
3.700%, 10/07/34, MTN . EUR 1,200 1,379,799
Prologis, LP
5.125%, 01/15/34 ...... 1,000 1,009,816
Prudential Financial, Inc.
5.700%, 12/14/36, MTN . 400 416,271
6.625%, 12/01/37, MTN . 299 331,032
Public Storage Operating Co.
3.385%, 05/01/29 ...... 400 390,083
0.875%, 01/24/32 ...... EUR 910 912,659
3.500%, 01/20/34 ...... EUR 1,844 2,102,119
PVH Corp.
4.125%, 07/16/29 ...... EUR 100 118,933
Quanta Services, Inc.
3.050%, 10/01/41 ...... 1,010 738,638
Raymond James Financial, Inc.
4.900%, 09/11/35 ...... 2,000 1,951,076
Realty Income Corp.
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
3.375%, 06/20/31 ...... EUR 345 $ 398,557
5.625%, 10/13/32 ...... 100 104,381
1.800%, 03/15/33 ...... 200 165,141
1.750%, 07/13/33 ...... GBP 100 104,998
4.900%, 07/15/33 ...... 170 169,652
5.125%, 02/15/34 ...... 350 352,641
5.125%, 07/06/34 ...... EUR 2,500 3,142,783
3.875%, 06/20/35 ...... EUR 3,012 3,445,904
6.000%, 12/05/39 ...... GBP 163 212,289
5.250%, 09/04/41 ...... GBP 571 684,276
Reinsurance Group of America,
Inc.
6.000%, 09/15/33 ...... 506 527,100
5.750%, 09/15/34 ...... 200 204,541
Roche Holdings, Inc.
Ω 7.000%, 03/01/39 ...... 1,450 1,686,323
Royalty Pharma PLC
5.400%, 09/02/34 ...... 450 456,043
3.300%, 09/02/40 ...... 1,710 1,307,402
RTX Corp.
4.450%, 11/16/38 ...... 473 436,721
S&P Global, Inc.
2.900%, 03/01/32 ...... 3,000 2,739,435
Schlumberger Holdings Corp.
Ω 5.000%, 06/01/34 ...... 150 150,884
Sempra
6.000%, 10/15/39 ...... 300 306,587
Sempra Infrastructure Partners,
LP
Ω 3.250%, 01/15/32 ...... 566 500,882
Shell Finance US, Inc.
SOFR+0.78%, FRN,
4.440%, 11/06/30(*) .... 160 160,510
Ω 6.375%, 12/15/38 ...... 799 878,899
Ω 5.500%, 03/25/40 ...... 450 456,107
Shell International Finance BV
6.375%, 12/15/38 ...... 380 418,838
Simon Property Group, LP
2.250%, 01/15/32 ...... 50 43,823
4.750%, 09/26/34 ...... 459 449,013
6.750%, 02/01/40 ...... 536 601,450
4.750%, 03/15/42 ...... 550 496,357
Southern Co. Gas Capital Corp.
5.750%, 09/15/33 ...... 200 208,226
4.950%, 09/15/34 ...... 205 202,148
5.875%, 03/15/41 ...... 911 931,686
4.400%, 06/01/43 ...... 610 511,411
Stanley Black & Decker, Inc.
2.300%, 03/15/30 ...... 301 275,837
5.200%, 09/01/40 ...... 810 757,929
State Street Bank & Trust Co.
SOFR+0.46%, FRN,
4.120%, 11/25/26(*) .... 1,000 1,001,360
State Street Corp.

114
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
SOFR+0.64%, FRN,
4.300%, 10/22/27(*) .... 585 $ 585,933
Stellantis NV
3.500%, 09/19/30, MTN . EUR 900 1,028,957
4.250%, 06/16/31, MTN . EUR 360 420,519
Store Capital LLC
2.750%, 11/18/30 ...... 100 90,258
2.700%, 12/01/31 ...... 150 131,604
Synchrony Financial
2.875%, 10/28/31 ...... 1,150 1,010,532
Tanger Properties, LP
3.875%, 07/15/27 ...... 145 143,879
Tapestry, Inc.
5.500%, 03/11/35 ...... 200 200,927
Targa Resources Corp.
6.125%, 03/15/33 ...... 409 432,643
TD SYNNEX Corp.
6.100%, 04/12/34 ...... 130 135,439
Timken Co. (The)
4.125%, 04/01/32 ...... 100 94,991
4.125%, 05/23/34 ...... EUR 3,421 4,003,388
Toll Brothers Finance Corp.
3.800%, 11/01/29 ...... 400 389,759
Tyson Foods, Inc.
5.700%, 03/15/34 ...... 100 103,709
5.150%, 08/15/44 ...... 150 138,021
UnitedHealth Group, Inc.
5.150%, 07/15/34 ...... 100 101,194
5.800%, 03/15/36 ...... 200 209,892
6.500%, 06/15/37 ...... 486 534,561
6.625%, 11/15/37 ...... 500 555,776
6.875%, 02/15/38 ...... 200 227,415
3.500%, 08/15/39 ...... 200 163,589
2.750%, 05/15/40 ...... 400 293,294
5.700%, 10/15/40 ...... 100 101,635
5.950%, 02/15/41 ...... 300 309,715
3.050%, 05/15/41 ...... 800 597,648
4.250%, 03/15/43 ...... 100 84,047
5.500%, 07/15/44 ...... 500 485,166
Unum Group
5.750%, 08/15/42 ...... 500 491,218
Valero Energy Corp.
6.625%, 06/15/37 ...... 1,297 1,422,827
Ventas Realty, LP
5.700%, 09/30/43 ...... 339 333,563
Verizon Communications, Inc.
3.250%, 10/29/32 ...... EUR 108 123,748
4.750%, 10/31/34 ...... EUR 251 311,632
5.850%, 09/15/35 ...... 200 209,732
4.272%, 01/15/36 ...... 490 451,991
3.750%, 02/28/36, MTN . EUR 144 165,106
3.375%, 10/27/36 ...... GBP 500 537,705
5.250%, 03/16/37 ...... 889 877,511
2.875%, 01/15/38 ...... EUR 500 516,774
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.812%, 03/15/39 ...... 3,140 $ 2,923,758
2.650%, 11/20/40 ...... 931 652,657
3.400%, 03/22/41 ...... 1,261 967,584
2.850%, 09/03/41 ...... 750 526,955
3.850%, 11/01/42 ...... 125 99,028
6.550%, 09/15/43 ...... 400 428,960
Viatris, Inc.
2.300%, 06/22/27 ...... 103 100,096
2.700%, 06/22/30 ...... 500 455,637
3.850%, 06/22/40 ...... 2,205 1,693,670
Virginia Electric and Power Co.
5.000%, 04/01/33 ...... 182 183,536
5.000%, 01/15/34 ...... 100 99,861
6.000%, 01/15/36 ...... 350 368,862
6.000%, 05/15/37 ...... 1,041 1,099,711
6.350%, 11/30/37 ...... 381 412,144
8.875%, 11/15/38 ...... 1,004 1,311,436
4.000%, 01/15/43 ...... 300 242,287
4.650%, 08/15/43 ...... 415 361,655
4.450%, 02/15/44 ...... 512 433,856
Visa, Inc.
3.125%, 05/15/33 ...... EUR 3,317 3,814,496
2.375%, 06/15/34 ...... EUR 1,225 1,327,414
3.500%, 05/15/37 ...... EUR 2,700 3,092,135
Voya Financial, Inc.
5.700%, 07/15/43 ...... 523 503,463
W.P. Carey, Inc.
3.850%, 07/15/29 ...... 400 390,973
4.250%, 07/23/32 ...... EUR 2,307 2,747,944
3.700%, 11/19/34 ...... EUR 305 343,581
Walt Disney Co. (The)
6.650%, 11/15/37 ...... 100 112,661
6.900%, 08/15/39 ...... 200 223,521
6.150%, 02/15/41 ...... 85 91,348
Wells Fargo & Co.
1.000%, 02/02/27, MTN . EUR 100 115,822
0.625%, 03/25/30, MTN . EUR 300 316,834
0.625%, 08/14/30 ...... EUR 100 104,496
5.375%, 02/07/35 ...... 100 102,503
4.625%, 11/02/35 ...... GBP 2,000 2,499,148
Welltower OP LLC
4.500%, 12/01/34 ...... GBP 6,800 8,430,364
Western Midstream Operating,
LP
6.150%, 04/01/33 ...... 300 314,684
5.450%, 11/15/34 ...... 1,495 1,487,836
5.500%, 12/15/35 ...... 816 806,667
5.450%, 04/01/44 ...... 501 450,132
Western Union Co. (The)
# 2.750%, 03/15/31 ...... 250 225,821
# 6.200%, 11/17/36 ...... 4,098 4,245,269
6.200%, 06/21/40 ...... 700 703,368
Whirlpool Corp.
4.700%, 05/14/32 ...... 200 175,547

115
Dimensional Global Credit ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
5.500%, 03/01/33 ...... 150 $ 135,003
5.750%, 03/01/34 ...... 1,587 1,432,671
5.150%, 03/01/43, MTN . 200 149,130
Williams Cos., Inc. (The)
6.300%, 04/15/40 ...... 1,521 1,611,320
5.800%, 11/15/43 ...... 650 637,072
5.400%, 03/04/44 ...... 100 93,930
5.750%, 06/24/44 ...... 100 97,939
Wisconsin Power and Light Co.
4.950%, 04/01/33 ...... 306 306,906
Xcel Energy, Inc.
4.800%, 09/15/41 ...... 160 141,810
TOTAL UNITED STATES .. 473,688,093
TOTAL BONDS .......... 930,462,465
U.S. TREASURY OBLIGATIONS
— (1.7%)
U.S. Treasury Notes
USBMMY3M + 0.21%,
FRN, 3.848% 10/31/26(*) 187 187,146
Face
Amount^
Value†
(000)
U.S. Treasury Notes
USBMMY3M + 0.16%,
FRN, 3.802% 07/31/27(*) 3,600 $ 3,603,437
USBMMY3M + 0.19%,
FRN, 3.833% 10/31/27(*) 6,800 6,810,462
USBMMY3M + 0.10%,
FRN, 3.742% 01/31/28(*) 4,000 4,000,288
3.875%, 04/30/30 ..... 2,000 1,992,344
TOTAL U.S. TREASURY
OBLIGATIONS ........... 16,593,677
TOTAL INVESTMENT
SECURITIES — ( 97.7% )
(Cost $939,599,692) ...... 947,056,142
Shares Value†
SECURITIES LENDING
COLLATERAL — (2.3%)
@§ The DFA Short Term
Investment Fund ...... 1,897,090 21,949,336
TOTAL INVESTMENTS
— (100.0%)
(Cost $961,549,028) ...... $969,005,478
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $69,077,304 which represented 7.2% of the net assets of the Fund.
As of April 30, 2026, Dimensional Global Credit ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 2,506,934 EUR 2,135,453 BNY Capital Markets 05/04/26 $ 1,945
AUD 717,417 USD 503,346 Citigroup 05/04/26 12,441
AUD 2,749,430 USD 1,952,073 Citigroup 05/04/26 24,626
USD 3,006,977 EUR 2,539,313 RBC Dominion Securities 05/04/26 28,241
USD 2,984,412 EUR 2,524,713 State Street Bank and Trust 05/04/26 22,803
USD 2,984,287 EUR 2,524,713 State Street Bank and Trust 05/04/26 22,677
USD 3,943,188 EUR 3,329,661 State Street Bank and Trust 05/04/26 37,335
JPY 6,880,985 USD 43,257 Citigroup 05/07/26 666
EUR 1,530,507 USD 1,795,079 Citigroup 05/07/26 541
CAD 2,013,476 USD 1,477,184 Citigroup 05/08/26 2,373
GBP 78,937 USD 105,481 Citigroup 05/11/26 1,781
USD 3,195,036 GBP 2,344,853 Citigroup 05/11/26 8,769
USD 852,900 GBP 626,416 Citigroup 05/11/26 1,704
USD 19,895 NZD 33,782 Citigroup 05/11/26 1
NZD 36,446 USD 21,416 Citigroup 05/11/26 47
GBP 279,325 USD 368,358 Citigroup 05/11/26 11,198

116
Dimensional Global Credit ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
GBP 213,372 USD 288,342 Citigroup 05/11/26 $ 1,595
USD 3,378,813 GBP 2,476,383 Citigroup 05/11/26 13,818
GBP 239,992 USD 325,709 RBC Dominion Securities 05/11/26 400
USD 1,567,772 EUR 1,335,742 BNY Capital Markets 05/13/26 198
EUR 1,971,524 USD 2,310,851 BNY Capital Markets 05/13/26 2,852
USD 2,800,549 EUR 2,385,476 BNY Capital Markets 05/13/26 1,047
EUR 394,242 USD 462,335 Citigroup 05/13/26 332
EUR 1,033,745 USD 1,208,823 Citigroup 05/18/26 4,634
USD 40,920,416 EUR 34,633,741 RBC Dominion Securities 05/18/26 265,756
EUR 2,147,286 USD 2,510,732 State Street Bank and Trust 05/18/26 9,850
EUR 416,594 USD 488,779 State Street Bank and Trust 05/22/26 333
EUR 2,686,373 USD 3,150,244 State Street Bank and Trust 05/22/26 3,754
USD 1,657,348 JPY 258,695,452 Citigroup 06/08/26 1,368
USD 902,007 NZD 1,529,741 Citigroup 06/12/26 140
USD 2,885,945 EUR 2,443,947 BNY Capital Markets 06/15/26 13,335
USD 1,225,525 EUR 1,038,180 RBC Dominion Securities 06/15/26 5,251
EUR 3,134,710 USD 3,604,407 BNY Capital Markets 06/16/26 80,292
USD 19,811 NZD 33,553 Citigroup 06/22/26 23
USD 13,310,141 CAD 18,071,138 RBC Dominion Securities 06/29/26 1,004
Total Appreciation $583,130
USD 3,272,292 EUR 2,818,931 Citigroup 05/04/26 $ (34,450)
USD 3,918,578 AUD 5,544,880 Citigroup 05/04/26 (67,906)
USD 3,579,540 EUR 3,098,664 State Street Bank and Trust 05/04/26 (55,342)
USD 39,381,593 EUR 33,717,677 State Street Bank and Trust 05/05/26 (172,783)
USD 42,973,433 EUR 37,358,684 Citigroup 05/06/26 (854,355)
EUR 1,160,194 USD 1,362,846 BNY Capital Markets 05/07/26 (1,684)
USD 46,173,949 EUR 39,739,144 BNY Capital Markets 05/07/26 (448,767)
USD 1,679,609 JPY 265,576,437 Citigroup 05/07/26 (15,604)
USD 9,160,919 CAD 12,739,329 BNY Capital Markets 05/08/26 (200,288)
USD 40,455,525 EUR 34,527,687 BNY Capital Markets 05/11/26 (60,878)
USD 418,369 GBP 313,993 Citigroup 05/11/26 (8,295)
USD 3,620,273 GBP 2,670,703 Citigroup 05/11/26 (8,771)
USD 302,746 GBP 227,144 Citigroup 05/11/26 (5,905)
USD 17,210 NZD 29,606 Citigroup 05/11/26 (225)
USD 3,339,739 GBP 2,493,423 Citigroup 05/11/26 (48,411)
USD 2,757,427 GBP 2,042,532 Citigroup 05/11/26 (18,036)
USD 8,602,615 CAD 11,959,607 Citigroup 05/11/26 (186,773)
USD 3,529,436 GBP 2,620,778 State Street Bank and Trust 05/11/26 (31,768)
USD 403,676 GBP 300,304 BNY Capital Markets 05/12/26 (4,387)
USD 6,671,221 GBP 4,954,883 Citigroup 05/12/26 (61,640)
USD 40,245,382 EUR 34,406,143 BNY Capital Markets 05/13/26 (132,315)
USD 1,362,112 AUD 1,936,561 Citigroup 05/13/26 (29,948)
USD 968,295 JPY 153,319,243 Citigroup 05/18/26 (11,335)
USD 1,384,000 AUD 1,930,477 Citigroup 05/20/26 (3,510)
USD 41,332,882 EUR 35,924,530 BNY Capital Markets 05/22/26 (845,150)
USD 3,176,362 AUD 4,554,128 BNY Capital Markets 05/26/26 (96,511)
USD 1,341,796 JPY 213,753,914 Citigroup 05/27/26 (25,089)
USD 3,053,537 EUR 2,604,794 Citigroup 05/28/26 (5,572)
USD 3,053,536 EUR 2,604,793 Citigroup 05/28/26 (5,572)
USD 15,535,811 EUR 13,249,687 RBC Dominion Securities 05/28/26 (24,822)
USD 2,320,891 AUD 3,359,618 BNY Capital Markets 05/29/26 (93,403)
USD 355,088 GBP 262,337 Citigroup 06/01/26 (1,378)
USD 367,654 JPY 58,354,670 Citigroup 06/01/26 (5,672)
USD 386,866 GBP 292,606 Citigroup 06/01/26 (10,729)
USD 1,396,092 GBP 1,027,488 Citigroup 06/01/26 (68)

117
Dimensional Global Credit ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 18,525 NZD 32,335 Citigroup 06/02/26 $ (531)
USD 950,137 NZD 1,614,918 Citigroup 06/02/26 (1,623)
USD 874,808 NZD 1,495,434 Citigroup 06/02/26 (6,534)
USD 22,234,629 EUR 18,971,449 RBC Dominion Securities 06/03/26 (52,210)
USD 39,559,116 EUR 33,717,677 State Street Bank and Trust 06/04/26 (52,757)
USD 2,401,093 CAD 3,275,858 BNY Capital Markets 06/08/26 (9,333)
USD 1,931,579 CAD 2,634,867 Citigroup 06/08/26 (7,196)
USD 2,839,974 CAD 3,901,515 Citigroup 06/08/26 (30,820)
USD 727,738 CAD 1,002,453 State Street Bank and Trust 06/08/26 (9,882)
USD 1,648,156 NZD 2,819,140 Citigroup 06/12/26 (13,883)
USD 9,961,981 CAD 13,662,916 Citigroup 06/15/26 (94,453)
USD 3,624,708 EUR 3,134,710 RBC Dominion Securities 06/16/26 (59,991)
USD 6,062,690 CAD 8,301,806 State Street Bank and Trust 06/22/26 (49,616)
USD 3,995,377 CAD 5,455,119 State Street Bank and Trust 06/22/26 (21,021)
USD 21,812 NZD 37,562 Citigroup 06/24/26 (342)
USD 13,326,609 CAD 18,172,876 BNY Capital Markets 06/26/26 (55,714)
USD 1,487,499 AUD 2,078,033 Citigroup 07/03/26 (4,752)
Total (Depreciation) $(4,048,000)
Total Appreciation (Depreciation) $(3,464,870)
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Bonds
Australia ...................... $ — $ 33,564,689 $ — $ 33,564,689
Austria ....................... — 271,587 — 271,587
Belgium ...................... — 3,858,692 — 3,858,692
Canada ...................... — 116,074,856 — 116,074,856
Denmark ..................... — 8,729,833 — 8,729,833
Finland ....................... — 9,344,894 — 9,344,894
France ....................... — 61,212,878 — 61,212,878
Germany ..................... — 25,006,628 — 25,006,628
Hong Kong .................... — 381,749 — 381,749
Italy ......................... — 16,747,083 — 16,747,083
Japan ........................ — 47,064,516 — 47,064,516
Luxembourg ................... — 11,347,041 — 11,347,041
Netherlands ................... — 14,537,915 — 14,537,915
New Zealand .................. — 4,397,147 — 4,397,147
Norway ....................... — 8,591,134 — 8,591,134
Singapore ..................... — 3,318,580 — 3,318,580
Spain ........................ — 16,241,282 — 16,241,282
Supranational .................. — 14,832,676 — 14,832,676
Sweden ...................... — 5,774,919 — 5,774,919
Switzerland .................... — 6,196,013 — 6,196,013
United Kingdom ................ — 49,280,260 — 49,280,260
United States .................. — 473,688,093 — 473,688,093

118
Dimensional Global Credit ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
U.S. Treasury Obligations .......... $ — $ 16,593,677 $ — $ 16,593,677
Securities Lending Collateral ........ — 21,949,336 — 21,949,336
Total Investments .................
$— $969,005,478 $— $969,005,478
Financial Instruments
Assets
Forward Currency Contracts** ....... — 583,130 — 583,130
Liabilities
Forward Currency Contracts** ....... — (4,048,000) — (4,048,000)
Total Other Financial Instruments ....
$– $(3,464,870) $– $(3,464,870)
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

119
Dimensional Ultrashort Fixed Income ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
m
Face
Amount ^
Value†
(000)
BONDS — (78.5%)
AUSTRALIA — (7.3%)
Australia & New Zealand
Banking Group, Ltd.
SOFR+0.47%, FRN,
4.130%, 12/16/26(*) .... 390 $ 390,425
Ω # SOFR+0.47%, FRN,
4.130%, 12/16/26(*) .... 580 580,633
Ω SOFR+0.81%, FRN,
4.470%, 01/18/27(*) .... 10,019 10,054,467
SOFR+0.81%, FRN,
4.470%, 01/18/27(*) .... 10,510 10,547,205
Ω SOFR+0.68%, FRN,
4.340%, 07/16/27(*) .... 3,515 3,528,709
SOFR+0.68%, FRN,
4.340%, 07/16/27(*) .... 310 311,209
Ω SOFR+0.65%, FRN,
4.310%, 09/30/27(*) .... 550 551,915
Commonwealth Bank of
Australia
Ω # 1.125%, 06/15/26 ...... 150 149,490
Ω SOFR+0.52%, FRN,
4.180%, 06/15/26(*) .... 4,193 4,194,795
Ω SOFR+0.46%, FRN,
4.120%, 11/27/26(*) .... 11,685 11,695,656
SOFR+0.46%, FRN,
4.120%, 11/27/26(*) .... 13,388 13,400,209
CSL Finance PLC
Ω 3.850%, 04/27/27 ...... 12,240 12,188,712
Glencore Funding LLC
Ω # SOFRINDX+0.75%, FRN,
4.410%, 10/01/26(*) .... 8,231 8,242,326
Ω SOFRINDX+1.06%, FRN,
4.720%, 04/04/27(*) .... 753 755,850
Macquarie Bank, Ltd.
Ω SOFR+1.20%, FRN,
4.860%, 12/07/26(*) .... 2,926 2,940,276
Ω SOFR+0.92%, FRN,
4.580%, 07/02/27(*) .... 4,069 4,090,946
SOFR+0.92%, FRN,
4.580%, 07/02/27(*) .... 5,443 5,472,357
SOFR+0.48%, FRN,
4.140%, 02/03/28(*), MTN 3,350 3,347,705
Ω SOFR+0.48%, FRN,
4.140%, 02/03/28(*) .... 6,060 6,055,848
National Australia Bank, Ltd.
Ω SOFR+0.62%, FRN,
4.280%, 06/11/27(*) .... 2,005 2,010,694
Ω SOFR+0.60%, FRN,
4.260%, 10/26/27(*) .... 9,094 9,120,054
NBN Co., Ltd.
Ω 4.000%, 10/01/27 ...... 4,995 4,977,633
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
Rio Tinto Finance USA PLC
4.500%, 03/14/28 ...... 750 $ 753,847
SOFRINDX+0.84%, FRN,
4.500%, 03/14/28(*) .... 3,750 3,762,916
Scentre Group Trust 1 Scentre
Group Trust 2
Ω 3.750%, 03/23/27 ...... 1,850 1,839,166
Westpac Banking Corp.
SOFR+0.52%, FRN,
4.180%, 06/03/26(*) .... 5,206 5,207,414
SOFR+0.46%, FRN,
4.120%, 10/20/26(*), MTN 9,293 9,301,179
Woodside Finance, Ltd.
Ω 3.700%, 09/15/26 ...... 200 199,399
TOTAL AUSTRALIA ....... 135,671,035
CANADA — (6.0%)
Bank of Montreal
SOFRINDX+1.33%, FRN,
4.990%, 06/05/26(*) .... 1,048 1,048,964
SOFRINDX+0.62%, FRN,
4.280%, 09/15/26(*), MTN 2,900 2,903,017
SOFRINDX+1.16%, FRN,
4.820%, 12/11/26(*) .... 4,030 4,051,006
SOFRINDX+0.76%, FRN,
4.420%, 06/04/27(*) .... 6,886 6,910,532
4.700%, 09/14/27, MTN . 313 314,628
5.203%, 02/01/28 ...... 500 507,315
Bank of Nova Scotia (The)
SOFR+0.61%, FRN,
4.270%, 09/15/26(*) .... 450 450,571
SOFRINDX+0.78%, FRN,
4.440%, 06/04/27(*), MTN 4,867 4,885,884
Brookfield Finance, Inc.
4.250%, 06/02/26 ...... 300 299,871
Canadian Imperial Bank of
Commerce
SOFR+1.22%, FRN,
4.880%, 10/02/26(*) .... 8,289 8,321,156
SOFR+0.94%, FRN,
4.600%, 06/28/27(*) .... 3,784 3,803,109
Canadian Pacific Railway Co.
3.125%, 06/01/26 ...... 150 149,826
Columbia Pipelines Holding Co.
LLC
Ω 6.055%, 08/15/26 ...... 850 852,844
Element Fleet Management
Corp.
Ω 6.271%, 06/26/26 ...... 12,049 12,064,859
Emera US Finance, LP
3.550%, 06/15/26 ...... 6,112 6,102,331
Enbridge, Inc.

120
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value†
(000)
CANADA — (Continued)
1.600%, 10/04/26 ...... 873 $ 863,832
4.250%, 12/01/26 ...... 150 150,026
Federation des Caisses
Desjardins du Quebec
Ω SOFR+0.63%, FRN,
4.290%, 01/27/27(*) .... 245 245,351
Ω 4.550%, 08/23/27 ...... 4,000 4,013,737
Fortis, Inc. Canada
3.055%, 10/04/26 ...... 3,250 3,228,490
ITC Holdings Corp.
3.250%, 06/30/26 ...... 250 249,523
Ω 4.950%, 09/22/27 ...... 250 251,222
Nutrien, Ltd.
4.000%, 12/15/26 ...... 5,000 4,991,507
Ontario Teachers' Finance Trust
Ω 0.875%, 09/21/26 ...... 269 265,931
Province of British Columbia
Canada
0.900%, 07/20/26 ...... 3,000 2,980,753
Royal Bank of Canada
SOFRINDX+1.08%, FRN,
4.740%, 07/20/26(*), MTN 4,957 4,967,633
SOFRINDX+0.59%, FRN,
4.250%, 11/02/26(*), MTN 1,441 1,442,866
SOFRINDX+0.95%, FRN,
4.610%, 01/19/27(*), MTN 3,932 3,948,711
SOFRINDX+0.71%, FRN,
4.370%, 01/21/27(*), MTN 2,375 2,381,388
Spectra Energy Partners, LP
3.375%, 10/15/26 ...... 1,350 1,345,180
Suncor Energy, Inc.
7.875%, 06/15/26 ...... 10,250 10,286,521
Toronto-Dominion Bank (The)
SOFR+1.08%, FRN,
4.740%, 07/17/26(*), MTN 5,774 5,784,405
SOFR+0.59%, FRN,
4.250%, 09/10/26(*) .... 1,358 1,359,327
# SOFR+0.62%, FRN,
4.280%, 12/17/26(*) .... 4,486 4,493,873
SOFR+0.73%, FRN,
4.390%, 04/05/27(*), MTN 3,692 3,704,658
4.693%, 09/15/27, MTN . 324 325,650
# SOFR+0.58%, FRN,
4.240%, 01/13/28(*) .... 1,200 1,200,722
4.861%, 01/31/28 ...... 573 577,455
TOTAL CANADA ......... 111,724,674
FINLAND — (0.5%)
Nordea Bank Abp
Ω SOFR+0.74%, FRN,
4.400%, 03/19/27(*) .... 2,841 2,850,568
5.375%, 09/22/27 ...... 5,000 5,068,025
Ω 5.375%, 09/22/27 ...... 750 760,208
TOTAL FINLAND ......... 8,678,801
Face
Amount^
Value†
(000)
FRANCE — (3.0%)
Banque Federative du Credit
Mutuel SA
Ω SOFRINDX+1.40%, FRN,
5.060%, 07/13/26(*) .... 1,550 $ 1,553,672
Ω 5.896%, 07/13/26 ...... 5,642 5,661,351
Ω SOFR+1.13%, FRN,
4.790%, 01/23/27(*) .... 1,900 1,909,062
SOFRINDX+1.07%, FRN,
4.740%, 02/16/28(*) .... 1,000 1,005,572
BNP Paribas SA
Ω 3.500%, 11/16/27 ...... 8,000 7,888,512
Bpce SA
# 3.500%, 10/23/27, MTN . 5,000 4,931,729
Ω 3.500%, 10/23/27 ...... 2,879 2,839,689
Credit Agricole SA
Ω SOFR+1.29%, FRN,
4.950%, 07/05/26(*) .... 3,064 3,069,967
5.589%, 07/05/26 ...... 3,000 3,008,426
Ω SOFR+0.87%, FRN,
4.530%, 03/11/27(*) .... 2,510 2,520,353
Danone SA
Ω 2.947%, 11/02/26 ...... 10,000 9,944,152
Societe Generale SA
SOFR+1.10%, FRN,
4.760%, 02/19/27(*) .... 6,200 6,228,983
Ω 5.250%, 02/19/27 ...... 4,500 4,532,917
Ω SOFR+1.10%, FRN,
4.760%, 02/19/27(*) .... 700 703,272
TOTAL FRANCE ......... 55,797,657
GERMANY — (2.6%)
BMW US Capital LLC
Ω SOFRINDX+0.80%, FRN,
4.470%, 08/13/26(*) .... 4,445 4,452,282
Ω SOFRINDX+0.78%, FRN,
4.440%, 03/19/27(*) .... 1,775 1,779,834
Ω SOFR+0.71%, FRN,
4.380%, 08/11/27(*) .... 7,516 7,536,940
Ω SOFRINDX+0.92%, FRN,
4.590%, 08/13/27(*) .... 750 753,210
Ω 4.600%, 08/13/27 ...... 2,000 2,006,257
Fresenius Medical Care US
Finance III, Inc.
Ω 1.875%, 12/01/26 ...... 450 442,276
Landeskreditbank Baden-
Wuerttemberg Foerderbank
SOFRINDX+1.00%, FRN,
4.670%, 05/08/26(*), MTN 1,000 1,000,113
SOFRINDX+1.00%, FRN,
4.670%, 02/11/27(*) .... 400 402,152
Mercedes-Benz Finance North
America LLC
Ω 4.875%, 07/31/26 ...... 450 450,638
Ω SOFR+0.63%, FRN,
4.290%, 07/31/26(*) .... 2,280 2,282,479
Ω # 4.650%, 04/01/27 ...... 450 452,133

121
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value†
(000)
GERMANY — (Continued)
Ω SOFR+0.78%, FRN,
4.440%, 04/01/27(*) .... 6,750 $ 6,766,070
Ω 4.900%, 11/15/27 ...... 1,100 1,108,852
Ω SOFR+0.71%, FRN,
4.370%, 03/10/28(*) .... 6,250 6,250,916
Volkswagen Group of America
Finance LLC
Ω 4.900%, 08/14/26 ...... 4,600 4,606,011
Ω SOFR+1.06%, FRN,
4.730%, 08/14/26(*) .... 1,333 1,335,215
Ω 5.700%, 09/12/26 ...... 1,035 1,038,985
Ω 4.950%, 03/25/27 ...... 3,400 3,414,731
Ω 4.450%, 09/11/27 ...... 1,650 1,645,241
TOTAL GERMANY ....... 47,724,335
IRELAND — (0.7%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
2.450%, 10/29/26 ...... 12,850 12,745,597
TOTAL IRELAND ......... 12,745,597
ITALY — (0.3%)
Cassa Depositi E Prestiti SpA
Ω 5.750%, 05/05/26 ...... 245 245,034
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27 ...... 5,000 4,965,604
TOTAL ITALY ........... 5,210,638
JAPAN — (5.6%)
7-Eleven, Inc.
Ω 1.300%, 02/10/28 ...... 850 804,392
Aircastle, Ltd.
4.250%, 06/15/26 ...... 1,734 1,733,630
Ω 2.850%, 01/26/28 ...... 285 276,416
American Honda Finance Corp.
SOFR+0.55%, FRN,
4.210%, 05/21/26(*), MTN 168 168,019
SOFRINDX+0.72%, FRN,
4.380%, 10/05/26(*), MTN 4,843 4,848,938
SOFR+0.62%, FRN,
4.280%, 12/11/26(*), MTN 2,700 2,702,160
# SOFR+0.75%, FRN,
4.410%, 01/15/27(*), MTN 737 738,179
SOFR+0.77%, FRN,
4.430%, 03/12/27(*) .... 195 195,234
SOFR+0.87%, FRN,
4.530%, 07/09/27(*) .... 750 751,680
SOFR+0.71%, FRN,
4.370%, 07/09/27(*), MTN 1,450 1,450,066
SOFR+0.73%, FRN,
4.400%, 08/13/27(*), MTN 1,500 1,500,713
SOFR+0.65%, FRN,
4.310%, 11/19/27(*) .... 4,000 3,992,056
Aviation Capital Group LLC
Ω 1.950%, 09/20/26 ...... 795 787,640
Ω 4.750%, 04/14/27 ...... 454 455,522
Face
Amount^
Value†
(000)
JAPAN — (Continued)
Mitsubishi UFJ Financial Group,
Inc.
3.961%, 03/02/28 ...... 750 $ 745,221
Mizuho Financial Group, Inc.
3.170%, 09/11/27 ...... 17,600 17,332,630
Nomura Holdings, Inc.
1.653%, 07/14/26 ...... 3,125 3,109,299
SOFR+1.25%, FRN,
4.910%, 07/02/27(*) .... 600 604,153
5.842%, 01/18/28 ...... 250 255,158
NTT Finance Corp.
4.567%, 07/16/27 ...... 5,145 5,159,459
Ω 4.372%, 07/27/27 ...... 7,000 6,998,655
4.372%, 07/27/27 ...... 4,600 4,599,021
ORIX Corp.
5.000%, 09/13/27 ...... 1,000 1,007,296
Sumitomo Mitsui Financial
Group, Inc.
SOFR+1.30%, FRN,
4.960%, 07/13/26(*) .... 1,965 1,969,276
5.880%, 07/13/26 ...... 4,700 4,716,367
2.632%, 07/14/26 ...... 1,500 1,495,850
3.010%, 10/19/26 ...... 750 746,332
SOFR+0.88%, FRN,
4.540%, 01/14/27(*) .... 5,833 5,851,886
Sumitomo Mitsui Trust Bank,
Ltd.
SOFR+1.15%, FRN,
4.810%, 09/14/26(*) .... 4,200 4,212,936
Ω SOFR+1.15%, FRN,
4.810%, 09/14/26(*) .... 4,402 4,415,558
SOFR+0.98%, FRN,
4.640%, 09/10/27(*) .... 2,900 2,918,963
Ω SOFR+0.98%, FRN,
4.640%, 09/10/27(*) .... 1,911 1,923,496
Toyota Motor Credit Corp.
SOFR+0.45%, FRN,
4.120%, 05/15/26(*) .... 2,585 2,585,233
SOFRINDX+0.89%, FRN,
4.560%, 05/18/26(*) .... 450 450,166
SOFR+0.77%, FRN,
4.440%, 08/07/26(*) .... 4,211 4,216,836
SOFR+0.47%, FRN,
4.130%, 01/08/27(*) .... 1,443 1,444,406
SOFR+0.65%, FRN,
4.310%, 03/19/27(*), MTN 1,903 1,908,233
SOFR+0.71%, FRN,
4.380%, 05/14/27(*) .... 741 742,957
SOFRINDX+0.45%, FRN,
4.110%, 01/12/28(*) .... 3,000 2,997,341
TOTAL JAPAN ........... 102,811,373
NETHERLANDS — (2.9%)
Cooperatieve Rabobank UA/NY
SOFRINDX+0.62%, FRN,
4.280%, 08/28/26(*) .... 8,772 8,782,544

122
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value†
(000)
NETHERLANDS — (Continued)
SOFRINDX+0.90%, FRN,
4.560%, 10/05/26(*) .... 1,628 $ 1,631,923
5.500%, 10/05/26 ...... 1,250 1,257,735
SOFRINDX+0.71%, FRN,
4.370%, 03/05/27(*) .... 1,319 1,323,047
SOFR+0.59%, FRN,
4.250%, 05/27/27(*) .... 10,017 10,043,495
SOFR+0.41%, FRN,
4.070%, 01/14/28(*) .... 28,012 28,043,822
SOFR+0.60%, FRN,
4.260%, 01/21/28(*) .... 3,150 3,159,089
TOTAL NETHERLANDS ... 54,241,655
NORWAY — (0.3%)
Kommunalbanken A/S
SOFRINDX+1.00%, FRN,
4.660%, 06/17/26(*) .... 4,052 4,056,489
Ω SOFRINDX+1.00%, FRN,
4.660%, 06/17/26(*) .... 650 650,720
TOTAL NORWAY ........ 4,707,209
SINGAPORE — (0.1%)
Temasek Financial I, Ltd.
Ω SOFR+0.38%, FRN,
4.050%, 08/20/27(*) .... 1,675 1,672,990
TOTAL SINGAPORE ...... 1,672,990
SPAIN — (0.0%)
Santander Holdings USA, Inc.
3.244%, 10/05/26 ...... 100 99,534
Telefonica Emisiones SA
4.103%, 03/08/27 ...... 850 847,899
TOTAL SPAIN ........... 947,433
SUPRANATIONAL — (3.1%)
Asian Development Bank
SOFRINDX+1.00%, FRN,
4.660%, 06/16/26(*), MTN 850 850,892
SOFRINDX+1.00%, FRN,
4.660%, 08/27/26(*), MTN 1 1,003
SOFRINDX+1.00%, FRN,
4.660%, 04/06/27(*), MTN 1,950 1,963,536
Asian Infrastructure Investment
Bank (The)
Ω SOFRINDX+0.62%, FRN,
4.290%, 08/16/27(*) .... 1,028 1,032,641
SOFRINDX+0.62%, FRN,
4.290%, 08/16/27(*) .... 155 155,700
Eurofima Europaeische
Gesellschaft fuer die
Finanzierung von
Eisenbahnmaterial
4.875%, 07/22/26, MTN . 200 200,298
European Bank for
Reconstruction & Development
SOFRINDX+0.33%, FRN,
4.000%, 02/20/28(*), MTN 395 395,303
Face
Amount^
Value†
(000)
SUPRANATIONAL — (Continued)
Inter-American Development
Bank
SOFRINDX+0.17%, FRN,
3.830%, 09/16/26(*) .... 7,117 $ 7,117,498
SOFRINDX+0.28%, FRN,
3.940%, 04/12/27(*) .... 2,155 2,156,266
SOFRINDX+0.35%, FRN,
4.010%, 10/04/27(*) .... 5,010 5,020,321
International Bank for
Reconstruction & Development
SOFRINDX+0.18%, FRN,
3.840%, 06/15/26(*) .... 644 644,084
SOFRINDX+0.31%, FRN,
3.970%, 09/23/26(*) .... 1,207 1,207,779
SOFRINDX+0.37%, FRN,
4.030%, 01/12/27(*) .... 10,005 10,017,337
SOFRINDX+0.28%, FRN,
3.950%, 02/23/27(*) .... 3,800 3,804,332
SOFRINDX+0.27%, FRN,
3.930%, 06/15/27(*) .... 4,244 4,250,399
SOFRINDX+0.43%, FRN,
4.100%, 08/19/27(*) .... 355 356,274
SOFRINDX+0.28%, FRN,
3.950%, 11/18/27(*), MTN 650 650,938
International Finance Corp.
SOFRINDX+0.27%, FRN,
3.930%, 07/30/27(*), MTN 18,319 18,339,969
TOTAL SUPRANATIONAL . 58,164,570
SWEDEN — (1.0%)
Skandinaviska Enskilda Banken
AB
Ω SOFR+0.89%, FRN,
4.550%, 03/05/27(*) .... 1,163 1,167,491
SOFR+0.89%, FRN,
4.550%, 03/05/27(*) .... 7,400 7,428,574
Svensk Exportkredit AB
SOFRINDX+1.00%, FRN,
4.660%, 08/03/26(*), MTN 1,255 1,257,630
SOFR+1.00%, FRN,
4.660%, 05/05/27(*), MTN 395 398,030
Svenska Handelsbanken AB
Ω SOFR+1.25%, FRN,
4.910%, 06/15/26(*) .... 6,925 6,933,187
Ω SOFR+0.66%, FRN,
4.320%, 05/28/27(*) .... 931 932,871
TOTAL SWEDEN ......... 18,117,783
UNITED KINGDOM — (2.4%)
BAT Capital Corp.
3.215%, 09/06/26 ...... 4,052 4,039,730
3.557%, 08/15/27 ...... 1,000 989,478
GlaxoSmithKline Capital PLC
# SOFR+0.50%, FRN,
4.160%, 03/12/27(*) .... 15,485 15,514,932
HSBC Holdings PLC

123
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED KINGDOM — (Continued)
3.900%, 05/25/26 ...... 251 $ 250,963
HSBC USA, Inc.
SOFR+0.96%, FRN,
4.620%, 03/04/27(*) .... 7,979 8,012,991
KeySpan Gas East Corp.
Ω 2.742%, 08/15/26 ...... 150 149,354
Lloyds Banking Group PLC
4.375%, 03/22/28 ...... 1,150 1,148,879
NatWest Markets PLC
Ω SOFR+0.90%, FRN,
4.570%, 05/17/27(*) .... 1,000 1,004,647
SOFR+0.95%, FRN,
4.610%, 03/21/28(*) .... 4,100 4,119,524
Ω 4.789%, 03/21/28 ...... 3,000 3,021,034
Standard Chartered Bank
SOFR+0.65%, FRN,
4.310%, 10/08/26(*), MTN 5,850 5,855,206
TOTAL UNITED KINGDOM . 44,106,738
UNITED STATES — (42.7%)
3M Co.
2.250%, 09/19/26, MTN . 155 153,939
2.875%, 10/15/27 ...... 6,533 6,409,772
AbbVie, Inc.
SOFRINDX+0.48%, FRN,
4.140%, 03/03/28(*) .... 10,247 10,261,653
AFLAC, Inc.
2.875%, 10/15/26 ...... 150 149,133
Altria Group, Inc.
2.625%, 09/16/26 ...... 11,390 11,332,513
Amazon.com, Inc.
SOFR+0.44%, FRN,
4.100%, 03/13/28(*) .... 12,000 12,013,200
American Express Co.
SOFRINDX+0.65%, FRN,
4.310%, 11/04/26(*) .... 4,791 4,797,827
5.850%, 11/05/27 ...... 750 767,050
American Tower Corp.
# 1.450%, 09/15/26 ...... 3,345 3,309,235
3.375%, 10/15/26 ...... 2,245 2,236,242
American Water Capital Corp.
2.950%, 09/01/27 ...... 2,000 1,966,087
Ameriprise Financial, Inc.
2.875%, 09/15/26 ...... 2,038 2,029,078
Arizona Public Service Co.
2.550%, 09/15/26 ...... 100 99,294
Ashtead Capital, Inc.
Ω 1.500%, 08/12/26 ...... 450 446,090
AT&T, Inc.
2.950%, 07/15/26 ...... 150 149,632
3.800%, 02/15/27 ...... 2,200 2,193,994
AutoZone, Inc.
5.050%, 07/15/26 ...... 405 405,649
AvalonBay Communities, Inc.
# 2.950%, 05/11/26, MTN . 8,696 8,693,340
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
3.200%, 01/15/28, MTN . 150 $ 147,412
Avnet, Inc.
6.250%, 03/15/28 ...... 850 872,757
Baltimore Gas and Electric Co.
2.400%, 08/15/26 ...... 11,063 11,001,825
Bank of America NA
SOFR+1.02%, FRN,
4.690%, 08/18/26(*) .... 2,823 2,827,325
Baxter International, Inc.
2.600%, 08/15/26 ...... 1,450 1,441,794
Black Hills Corp.
5.950%, 03/15/28 ...... 4,000 4,097,682
Boeing Co. (The)
3.100%, 05/01/26 ...... 11,366 11,366,000
2.250%, 06/15/26 ...... 501 499,395
Boston Properties, LP
2.750%, 10/01/26 ...... 600 596,059
Brixmor Operating Partnership,
LP
4.125%, 06/15/26 ...... 12,179 12,172,991
Broadridge Financial Solutions,
Inc.
3.400%, 06/27/26 ...... 5,041 5,030,828
Bunge, Ltd. Finance Corp.
3.750%, 09/25/27 ...... 2,250 2,233,021
4.100%, 01/07/28 ...... 200 199,073
Cabot Corp.
3.400%, 09/15/26 ...... 3,355 3,336,052
Cargill, Inc.
Ω 4.500%, 06/24/26 ...... 155 155,087
Carrier Global Corp.
2.493%, 02/15/27 ...... 2,200 2,171,873
Caterpillar Financial Services
Corp.
SOFR+0.69%, FRN,
4.350%, 10/16/26(*) .... 926 927,852
SOFR+0.38%, FRN,
4.040%, 01/07/27(*) .... 1,020 1,018,838
SOFR+0.52%, FRN,
4.190%, 05/14/27(*), MTN 1,488 1,490,436
SOFR+0.53%, FRN,
4.190%, 07/07/27(*), MTN 5,016 5,024,455
SOFR+0.56%, FRN,
4.230%, 11/15/27(*) .... 3,263 3,273,304
Cboe Global Markets, Inc.
3.650%, 01/12/27 ...... 450 448,660
CenterPoint Energy, Inc.
1.450%, 06/01/26 ...... 1,200 1,197,112
Charles Schwab Corp. (The)
1.150%, 05/13/26 ...... 150 149,890
SOFRINDX+0.52%, FRN,
4.190%, 05/13/26(*) .... 3,643 3,643,342
SOFRINDX+1.05%, FRN,
4.710%, 03/03/27(*) .... 10,438 10,487,163
Chevron USA, Inc.

124
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
SOFRINDX+0.36%, FRN,
4.020%, 02/26/27(*) .... 18,338 $ 18,349,877
Chubb INA Holdings LLC
3.350%, 05/03/26 ...... 601 600,935
Cigna Group (The)
3.400%, 03/01/27 ...... 10,450 10,383,824
Citibank NA
SOFR+0.71%, FRN,
4.360%, 08/06/26(*) .... 9,658 9,662,394
SOFRINDX+1.06%, FRN,
4.720%, 12/04/26(*) .... 2,184 2,192,437
SOFR+0.78%, FRN,
4.440%, 05/29/27(*) .... 2,368 2,378,561
Citigroup, Inc.
3.400%, 05/01/26 ...... 401 401,000
Citizens Financial Group, Inc.
2.850%, 07/27/26 ...... 2,735 2,725,168
CMS Energy Corp.
3.000%, 05/15/26 ...... 2,366 2,364,938
Comcast Corp.
3.150%, 02/15/28 ...... 750 735,407
Conagra Brands, Inc.
5.300%, 10/01/26 ...... 2,323 2,330,984
Consolidated Edison Co. of New
York, Inc.
SOFRINDX+0.52%, FRN,
4.190%, 11/18/27(*) .... 3,072 3,069,217
Constellation Energy
Generation LLC
SOFR+0.60%, FRN,
4.260%, 01/08/28(*) .... 3,067 3,063,678
Crown Castle, Inc.
3.700%, 06/15/26 ...... 783 782,369
1.050%, 07/15/26 ...... 6,100 6,060,458
4.000%, 03/01/27 ...... 450 448,387
2.900%, 03/15/27 ...... 450 443,842
3.650%, 09/01/27 ...... 2,557 2,528,189
CVS Health Corp.
2.875%, 06/01/26 ...... 12,667 12,650,703
3.000%, 08/15/26 ...... 250 249,057
Darden Restaurants, Inc.
3.850%, 05/01/27 ...... 900 895,068
Dominion Energy, Inc.
# 2.850%, 08/15/26 ...... 150 149,398
Dr. Horton, Inc.
1.400%, 10/15/27 ...... 4,426 4,244,477
DTE Energy Co.
2.850%, 10/01/26 ...... 1,015 1,009,113
4.950%, 07/01/27 ...... 1,500 1,509,257
Duke Energy Corp.
2.650%, 09/01/26 ...... 5,000 4,973,010
DXC Technology Co.
1.800%, 09/15/26 ...... 250 247,452
eBay, Inc.
1.400%, 05/10/26 ...... 850 849,302
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
EIDP, Inc.
# 4.500%, 05/15/26 ...... 1,786 $ 1,786,181
Elevance Health, Inc.
3.650%, 12/01/27 ...... 2,000 1,979,004
Energy Transfer, LP
3.900%, 07/15/26 ...... 7,155 7,151,603
6.050%, 12/01/26 ...... 5,000 5,046,977
Entergy Corp.
2.950%, 09/01/26 ...... 100 99,595
EPR Properties
4.750%, 12/15/26 ...... 7,250 7,248,588
4.500%, 06/01/27 ...... 500 498,399
Equifax, Inc.
3.250%, 06/01/26 ...... 9,075 9,063,456
Equinix, Inc.
# 1.450%, 05/15/26 ...... 6,680 6,672,465
2.900%, 11/18/26 ...... 1,000 992,764
ERP Operating, LP
3.500%, 03/01/28 ...... 113 111,316
Eversource Energy
4.750%, 05/15/26 ...... 11,635 11,637,349
1.400%, 08/15/26 ...... 245 242,875
5.000%, 01/01/27 ...... 450 451,287
Extra Space Storage, LP
3.500%, 07/01/26 ...... 490 489,378
FactSet Research Systems, Inc.
2.900%, 03/01/27 ...... 857 845,808
Fiserv, Inc.
3.200%, 07/01/26 ...... 2,335 2,330,656
5.150%, 03/15/27 ...... 805 809,325
5.450%, 03/02/28 ...... 5,000 5,062,519
Fortive Corp.
3.150%, 06/15/26 ...... 9,603 9,587,151
GATX Corp.
3.250%, 09/15/26 ...... 1,065 1,061,030
3.500%, 03/15/28 ...... 254 249,508
General Electric Co.
TSFR3M+0.64%, FRN,
4.300%, 05/05/26(*), MTN 7,627 7,624,255
General Motors Co.
6.800%, 10/01/27 ...... 544 558,936
General Motors Financial Co.,
Inc.
1.500%, 06/10/26 ...... 253 252,214
4.000%, 10/06/26 ...... 155 154,897
4.350%, 01/17/27 ...... 155 154,860
SOFR+1.04%, FRN,
4.700%, 02/26/27(*) .... 1,100 1,101,422
SOFRINDX+1.35%, FRN,
5.020%, 05/08/27(*) .... 1,114 1,118,894
SOFRINDX+1.05%, FRN,
4.710%, 07/15/27(*) .... 850 850,317
6.000%, 01/09/28 ...... 100 102,151
Georgia Power Co.

125
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
SOFRINDX+0.28%, FRN,
3.940%, 09/15/26(*) .... 3,053 $ 3,049,812
Georgia-Pacific LLC
Ω # 0.950%, 05/15/26 ...... 1,275 1,273,409
GXO Logistics, Inc.
1.650%, 07/15/26 ...... 5,077 5,043,814
Harley-Davidson Financial
Services, Inc.
Ω 3.050%, 02/14/27 ...... 2,270 2,242,179
Healthcare Realty Holdings, LP
3.500%, 08/01/26 ...... 2,906 2,899,344
3.750%, 07/01/27 ...... 9,950 9,861,819
Hewlett Packard Enterprise Co.
4.450%, 09/25/26 ...... 7,200 7,210,334
4.400%, 09/25/27 ...... 4,301 4,297,144
Highmark, Inc.
Ω 1.450%, 05/10/26 ...... 3,400 3,395,941
Highwoods Realty, LP
4.125%, 03/15/28 ...... 13,000 12,815,287
Home Depot, Inc. (The)
5.150%, 06/25/26 ...... 2,650 2,655,054
HP, Inc.
1.450%, 06/17/26 ...... 245 244,113
Humana, Inc.
3.950%, 03/15/27 ...... 664 662,195
5.750%, 03/01/28 ...... 400 407,647
Illumina, Inc.
4.650%, 09/09/26 ...... 395 395,231
Ingredion, Inc.
3.200%, 10/01/26 ...... 12,845 12,788,813
Intercontinental Exchange, Inc.
4.000%, 09/15/27 ...... 6,080 6,059,526
International Business Machines
Corp.
3.300%, 05/15/26 ...... 1,700 1,699,499
6.220%, 08/01/27 ...... 5,000 5,116,202
4.500%, 02/06/28 ...... 750 752,286
4.650%, 02/10/28 ...... 504 507,078
John Deere Capital Corp.
SOFR+0.79%, FRN,
4.450%, 06/08/26(*), MTN 2,214 2,215,498
SOFR+0.40%, FRN,
4.060%, 01/05/27(*) .... 1,311 1,312,540
SOFR+0.60%, FRN,
4.260%, 04/19/27(*), MTN 682 684,633
SOFR+0.60%, FRN,
4.260%, 06/11/27(*), MTN 1,281 1,284,168
SOFR+0.68%, FRN,
4.340%, 07/15/27(*) .... 650 653,454
Keurig Dr Pepper, Inc.
2.550%, 09/15/26 ...... 1,095 1,087,588
SOFR+0.58%, FRN,
4.250%, 11/15/26(*) .... 9,013 9,019,760
SOFRINDX+0.88%, FRN,
4.540%, 03/15/27(*) .... 2,487 2,489,793
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
KeyCorp.
2.250%, 04/06/27, MTN . 4,453 $ 4,373,512
Kimco Realty OP LLC
2.800%, 10/01/26 ...... 229 227,681
3.800%, 04/01/27 ...... 5,000 4,987,670
Kraft Heinz Foods Co.
3.000%, 06/01/26 ...... 12,244 12,229,564
Kroger Co. (The)
2.650%, 10/15/26 ...... 155 153,967
Laboratory Corp. of America
Holdings
1.550%, 06/01/26 ...... 445 443,999
Las Vegas Sands Corp.
3.500%, 08/18/26 ...... 245 244,238
5.900%, 06/01/27 ...... 2,149 2,171,367
Lear Corp.
3.800%, 09/15/27 ...... 1,900 1,883,360
Leggett & Platt, Inc.
3.500%, 11/15/27 ...... 5,000 4,889,307
LYB International Finance II BV
3.500%, 03/02/27 ...... 450 446,548
Marathon Petroleum Corp.
5.125%, 12/15/26 ...... 2,050 2,057,582
Marriott International, Inc.
3.125%, 06/15/26 ...... 11,847 11,833,043
5.450%, 09/15/26 ...... 150 150,481
Marsh & McLennan Cos., Inc.
SOFRINDX+0.70%, FRN,
4.370%, 11/08/27(*) .... 5,718 5,723,062
McKesson Corp.
3.950%, 02/16/28 ...... 150 148,996
Mid America Apartments, LP
1.100%, 09/15/26 ...... 100 98,843
Molson Coors Beverage Co.
3.000%, 07/15/26 ...... 1,095 1,092,176
Morgan Stanley Bank NA
SOFR+1.17%, FRN,
4.820%, 10/30/26(*) .... 1,334 1,338,808
Mosaic Co. (The)
4.050%, 11/15/27 ...... 1,000 993,728
National Fuel Gas Co.
5.500%, 10/01/26 ...... 800 803,479
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.80%, FRN,
4.460%, 02/05/27(*), MTN 8,640 8,659,692
SOFRINDX+0.43%, FRN,
4.100%, 08/09/27(*) .... 8,000 8,001,920
3.950%, 12/10/27 ...... 1,005 999,915
National Securities Clearing
Corp.
Ω SOFR+0.57%, FRN,
4.230%, 05/20/27(*) .... 3,455 3,458,935
NextEra Energy Capital
Holdings, Inc.

126
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
SOFRINDX+0.80%, FRN,
4.460%, 02/04/28(*) .... 573 $ 575,283
4.900%, 02/28/28 ...... 4,000 4,032,983
NIKE, Inc.
2.375%, 11/01/26 ...... 150 148,872
Old Republic International Corp.
3.875%, 08/26/26 ...... 11,193 11,174,361
Omega Healthcare Investors,
Inc.
4.500%, 04/01/27 ...... 3,150 3,148,790
ONEOK, Inc.
5.550%, 11/01/26 ...... 11,923 11,984,474
Owens Corning
3.400%, 08/15/26 ...... 150 149,511
PayPal Holdings, Inc.
2.650%, 10/01/26 ...... 1,350 1,341,932
3.900%, 06/01/27 ...... 1,000 996,390
SOFR+0.67%, FRN,
4.330%, 03/06/28(*) .... 12,632 12,652,879
Penske Truck Leasing Co., Lp/
PTL Finance Corp.
Ω 5.750%, 05/24/26 ...... 1,055 1,055,793
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 1.700%, 06/15/26 ...... 11,578 11,541,104
PepsiCo Singapore Financing I
Pte, Ltd.
SOFRINDX+0.56%, FRN,
4.230%, 02/16/27(*) .... 4,604 4,616,647
Pfizer, Inc.
SOFR+0.50%, FRN,
4.170%, 11/15/27(*) .... 16,101 16,143,990
Philip Morris International, Inc.
4.375%, 11/01/27 ...... 6,491 6,505,822
5.125%, 11/17/27 ...... 1,452 1,468,783
3.125%, 03/02/28 ...... 300 294,073
Plains All American Pipeline,
LP/PAA Finance Corp.
4.500%, 12/15/26 ...... 707 707,581
PNC Financial Services Group,
Inc. (The)
1.150%, 08/13/26 ...... 450 446,321
PPL Capital Funding, Inc.
3.100%, 05/15/26 ...... 1,165 1,164,412
Principal Financial Group, Inc.
3.100%, 11/15/26 ...... 3,900 3,876,885
Prologis, LP
3.250%, 10/01/26 ...... 150 149,509
Public Storage Operating Co.
SOFRINDX+0.70%, FRN,
4.360%, 04/16/27(*) .... 9,749 9,765,915
Realty Income Corp.
4.450%, 09/15/26 ...... 300 300,066
3.000%, 01/15/27 ...... 450 446,455
3.950%, 08/15/27 ...... 2,000 1,991,674
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Reinsurance Group of America,
Inc.
3.950%, 09/15/26 ...... 245 $ 244,783
Roche Holdings, Inc.
Ω SOFR+0.74%, FRN,
4.410%, 11/13/26(*) .... 659 660,790
Royalty Pharma PLC
1.750%, 09/02/27 ...... 3,050 2,944,247
RTX Corp.
5.750%, 11/08/26 ...... 10,000 10,072,294
Ryder System, Inc.
1.750%, 09/01/26, MTN . 2,242 2,223,585
Sanofi SA
SOFR+0.46%, FRN,
4.120%, 11/03/27(*) .... 24,000 24,067,327
Sempra
5.400%, 08/01/26 ...... 12,417 12,441,873
Simon Property Group, LP
1.750%, 02/01/28 ...... 750 718,462
Sonoco Products Co.
4.450%, 09/01/26 ...... 12,000 12,006,425
Southern Co. Gas Capital Corp.
3.250%, 06/15/26 ...... 650 649,207
Southwestern Electric Power
Co.
2.750%, 10/01/26 ...... 690 686,306
State Street Bank & Trust Co.
SOFR+0.46%, FRN,
4.120%, 11/25/26(*) .... 2,090 2,092,842
State Street Corp.
SOFR+0.85%, FRN,
4.500%, 08/03/26(*) .... 526 526,642
SOFR+0.64%, FRN,
4.300%, 10/22/27(*) .... 387 387,617
Sumisho Air Lease Corp.
Ω 4.400%, 03/24/28 ...... 1,053 1,047,443
Synchrony Bank
5.625%, 08/23/27 ...... 461 465,012
Synchrony Financial
3.700%, 08/04/26 ...... 2,927 2,920,614
Sysco Corp.
3.300%, 07/15/26 ...... 155 154,714
Tanger Properties, LP
3.125%, 09/01/26 ...... 455 452,925
Truist Financial Corp.
1.125%, 08/03/27, MTN . 800 769,313
UDR, Inc.
2.950%, 09/01/26, MTN . 245 243,928
UnitedHealth Group, Inc.
1.150%, 05/15/26 ...... 2,584 2,581,128
SOFR+0.50%, FRN,
4.160%, 07/15/26(*) .... 10,379 10,384,675
Utah Acquisition Sub, Inc.
3.950%, 06/15/26 ...... 12,250 12,239,727
Valero Energy Corp.

127
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
3.400%, 09/15/26 ...... 285 $ 284,033
Ventas Realty, LP
3.250%, 10/15/26 ...... 1,555 1,547,555
4.000%, 03/01/28 ...... 850 842,316
Veralto Corp.
5.500%, 09/18/26 ...... 12,150 12,189,300
Verizon Communications, Inc.
2.100%, 03/22/28 ...... 750 720,267
Vici Properties, LP
4.750%, 02/15/28 ...... 200 200,277
VMware LLC
1.400%, 08/15/26 ...... 5,435 5,393,231
Voya Financial, Inc.
3.650%, 06/15/26 ...... 1,450 1,448,415
Walmart, Inc.
SOFRINDX+0.43%, FRN,
4.090%, 04/28/27(*) .... 5,084 5,093,176
Waste Management, Inc.
4.500%, 03/15/28 ...... 302 304,159
WEC Energy Group, Inc.
5.600%, 09/12/26 ...... 7,357 7,386,012
Wells Fargo Bank NA
SOFR+1.06%, FRN,
4.730%, 08/07/26(*) .... 1,870 1,872,712
SOFR+1.07%, FRN,
4.730%, 12/11/26(*) .... 4,938 4,957,159
Welltower OP LLC
2.700%, 02/15/27 ...... 6,053 5,982,355
Westlake Corp.
3.600%, 08/15/26 ...... 200 199,828
Weyerhaeuser Co.
# 4.750%, 05/15/26 ...... 830 830,040
Williams Cos., Inc. (The)
3.750%, 06/15/27 ...... 5,000 4,966,732
Wisconsin Power And Light Co.
3.050%, 10/15/27 ...... 750 737,181
WP Carey, Inc.
4.250%, 10/01/26 ...... 7,051 7,052,371
Zoetis, Inc.
3.000%, 09/12/27 ...... 6,000 5,896,638
TOTAL UNITED STATES .. 788,959,811
TOTAL BONDS .......... 1,451,282,299
U.S. TREASURY OBLIGATIONS
— (0.5%)
U.S. Treasury Notes
USBMMY3M + 0.18%,
FRN, 3.825% 07/31/26(*) 1,732 1,732,706
Face
Amount^
Value†
(000)
U.S. Treasury Notes
USBMMY3M + 0.21%,
FRN, 3.848% 10/31/26(*) 6,744 $ 6,749,267
TOTAL U.S. TREASURY
OBLIGATIONS ........... 8,481,973
COMMERCIAL PAPER — (20.7%)
AUSTRALIA — (0.8%)
Telstra Group, Ltd.
Ω 3.830%, 06/04/26 ...... 15,500 15,442,484
TOTAL AUSTRALIA ....... 15,442,484
CANADA — (1.9%)
Enbridge US, Inc.
Ω 4.060%, 05/27/26 ...... 5,500 5,483,284
Nutrien, Ltd.
Ω 4.040%, 06/08/26 ...... 6,000 5,973,864
Rogers Communications, Inc
Ω 4.080%, 05/14/26 ...... 1,000 998,417
Ω 4.120%, 05/21/26 ...... 11,000 10,973,647
TELUS Corp.
Ω 4.400%, 06/15/26 ...... 3,000 2,983,243
Ω 4.470%, 08/18/26 ...... 3,750 3,699,431
Ω 4.480%, 08/27/26 ...... 5,750 5,666,002
TOTAL CANADA ......... 35,777,888
FRANCE — (2.3%)
LVMH Moet Hennessy Louis
Vuitton SE
Ω 3.690%, 06/02/26 ...... 5,000 4,983,138
Ω 3.720%, 08/13/26 ...... 7,000 6,924,867
Ω 3.770%, 10/09/26 ...... 20,000 19,666,640
Ω 3.770%, 10/13/26 ...... 10,000 9,829,143
Societe Generale SA
Ω 3.660%, 05/07/26 ...... 1,000 999,289
TOTAL FRANCE ......... 42,403,077
GERMANY — (1.7%)
Bayer Corp.
Ω 4.140%, 07/20/26 ...... 4,900 4,854,753
E.ON SE
Ω 4.060%, 05/26/26 ...... 12,750 12,712,709
Kreditanstalt fuer Wiederaufbau
Ω 3.710%, 07/22/26 ...... 13,000 12,889,703
TOTAL GERMANY ....... 30,457,165
ITALY — (0.3%)
ENEL Finance America LLC
Ω 4.050%, 06/26/26 ...... 1,500 1,490,445
Intesa Sanpaolo Funding LLC
4.090%, 05/04/26 ...... 4,000 3,998,182
TOTAL ITALY ........... 5,488,627
SPAIN — (0.7%)
Avangrid, Inc.
Ω 3.960%, 05/04/26 ...... 2,000 1,999,120

128
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value†
(000)
SPAIN — (Continued)
Ω 4.000%, 05/13/26 ...... 11,250 $ 11,233,755
TOTAL SPAIN ........... 13,232,875
SWEDEN — (0.7%)
Swedbank AB
Ω 3.840%, 07/22/26 ...... 13,000 12,885,987
TOTAL SWEDEN ......... 12,885,987
UNITED KINGDOM — (0.8%)
Lloyds Bank PLC
3.730%, 05/11/26 ...... 15,000 14,982,925
TOTAL UNITED KINGDOM . 14,982,925
UNITED STATES — (11.5%)
Boston Properties, LP
Ω 4.040%, 05/22/26 ...... 5,500 5,486,465
BP Capital Markets PLC
Ω 3.840%, 06/23/26 ...... 5,500 5,468,469
Charles Schwab Corp. (The)
Ω 3.790%, 06/12/26 ...... 750 746,616
Ω 3.830%, 07/10/26 ...... 1,500 1,488,748
Chevron Phillips Chemical Co.
LLC
Ω 3.920%, 06/17/26 ...... 16,000 15,916,715
Cisco Systems, Inc.
Ω 3.740%, 09/01/26 ...... 19,000 18,758,335
Ω 3.770%, 10/05/26 ...... 6,500 6,394,086
Constellation Energy
Generation LLC
Ω 4.550%, 06/01/26 ...... 9,250 9,212,747
CRH America Finance, Inc.
Ω 4.080%, 06/01/26 ...... 4,750 4,732,846
Ω 4.100%, 06/16/26 ...... 5,500 5,470,713
Edison International
Ω 4.350%, 06/10/26 ...... 12,500 12,438,434
Eidp, Inc.
Ω 3.980%, 05/22/26 ...... 5,000 4,987,879
Ω 3.970%, 05/29/26 ...... 11,000 10,964,903
Entergy Corp.
Ω 4.050%, 05/21/26 ...... 9,000 8,978,806
ERP Operating, LP
Ω 4.000%, 05/12/26 ...... 5,500 5,492,678
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
General Motors Financial Co.,
Inc.
Ω 3.940%, 05/13/26 ...... 4,000 $ 3,994,316
Ω 4.170%, 07/10/26 ...... 3,750 3,719,441
HCA, Inc.
Ω 3.458%, 05/07/26 ...... 1,500 1,498,790
Ω 4.180%, 05/12/26 ...... 5,000 4,993,036
Ω 4.190%, 05/13/26 ...... 5,000 4,992,445
Honeywell International, Inc.
Ω 3.810%, 06/18/26 ...... 11,000 10,943,240
Hubbell, Inc.
Ω 3.850%, 05/15/26 ...... 5,000 4,991,998
Mid-America Apartments, LP
Ω 3.980%, 05/08/26 ...... 10,000 9,991,157
National Securities Clearing
Corp.
Ω 3.760%, 05/28/26 ...... 9,500 9,472,330
NextEra Energy Capital
Holdings, Inc.
Ω 4.090%, 06/08/26 ...... 7,000 6,969,121
Philip Morris International, Inc.
Ω 3.700%, 05/12/26 ...... 2,750 2,746,615
Phillips 66
Ω 4.070%, 06/24/26 ...... 13,000 12,919,596
Sherwin-Williams Co. (The)
Ω 3.800%, 05/05/26 ...... 2,750 2,748,551
Simon Property Group, LP
Ω 4.080%, 06/05/26 ...... 16,000 15,934,912
TOTAL UNITED STATES .. 212,453,988
TOTAL COMMERCIAL
PAPER ................. 383,125,016
TOTAL INVESTMENT
SECURITIES — ( 99.7% )
(Cost $1,843,050,041) ..... 1,842,889,288
Shares Value†
SECURITIES LENDING
COLLATERAL — (0.3%)
@§ The DFA Short Term
Investment Fund ...... 399,363 4,620,625
TOTAL INVESTMENTS
— (100.0%)
(Cost $1,847,670,666) ..... $1,847,509,913
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $618,284,236 which represented 33.2% of the net assets of the Fund.

129
Dimensional Ultrashort Fixed Income ETF
continued
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Bonds
Australia ...................... $ — $ 135,671,035 $ — $ 135,671,035
Canada ...................... — 111,724,674 — 111,724,674
Finland ....................... — 8,678,801 — 8,678,801
France ....................... — 55,797,657 — 55,797,657
Germany ..................... — 47,724,335 — 47,724,335
Ireland ....................... — 12,745,597 — 12,745,597
Italy ......................... — 5,210,638 — 5,210,638
Japan ........................ — 102,811,373 — 102,811,373
Netherlands ................... — 54,241,655 — 54,241,655
Norway ....................... — 4,707,209 — 4,707,209
Singapore ..................... — 1,672,990 — 1,672,990
Spain ........................ — 947,433 — 947,433
Supranational .................. — 58,164,570 — 58,164,570
Sweden ...................... — 18,117,783 — 18,117,783
United Kingdom ................ — 44,106,738 — 44,106,738
United States .................. — 788,959,811 — 788,959,811
U.S. Treasury Obligations .......... — 8,481,97 3 — 8,481,97 3
Commercial Paper ................ — 383,125,01 6 — 383,125,01 6
Securities Lending Collateral ........ — 4,620,625 — 4,620,625
Total Investments .................
$— $1,847,509,913 $— $1,847,509,913
See accompanying Notes to Financial Statements.

130
Dimensional National Municipal Bond ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Face
Amount
Value†
(000)
MUNICIPAL BONDS — (99.5%)
ALABAMA — (0.9%)
Alabama Federal Aid
Highway Finance
Authority (RB)
¤ 5.000%, 09/01/33
(Pre-refunded @
$100, 9/1/26) ...... 3,055 $ 3,077,448
¤ 5.000%, 09/01/35
(Pre-refunded @
$100, 9/1/26) ...... 1,960 1,974,402
¤ 5.000%, 09/01/36
(Pre-refunded @
$100, 9/1/26) ...... 2,130 2,145,651
Infirmary Health System
Special Care Facilities
Financing Authority of
Mobile (RB), Series A
3.000% 02/01/30
...
100 98,392
Mobile County Board of
School Commissioners
(ST)
5.000%, 03/01/27
(BAM) ........... 790 804,686
5.000%, 03/01/33
(AGM) ........... 635 708,601
¤ Tuscaloosa City Board
of Education (RB)
5.000% 08/01/46 (Pre-
refunded @ $100,
8/1/26)
............
5,095 5,122,852
¤ Tuscaloosa County Board
of Education (ST)
5.000% 02/01/43 (Pre-
refunded @ $100,
2/1/27)
............
1,075 1,093,614
¤ Water Works Board of
the City of Birmingham
(The) (RB), Series A
5.000% 01/01/32 (Pre-
refunded @ $100,
1/1/27)
............
1,240 1,259,434
TOTAL ALABAMA ........ 16,285,080
ALASKA — (0.0%)
Alaska Municipal Bond
Bank Authority (RB),
Series 3
5.000%
10/01/27
..........
470 485,769
Municipality of Anchorage
(GO), Series A
5.000%
09/01/33
..........
690 723,210
TOTAL ALASKA ......... 1,208,979
Face
Amount
Value†
(000)
ARIZONA — (1.6%)
Arizona Board of Regents
(RB)
5.000%, 06/01/29 . 425 $ 454,786
5.000%, 06/01/39 . 2,140 2,143,870
City of Glendale Water &
Sewer (RB)
5.000%
07/01/42
..........
700 774,482
City of Mesa (GO)
5.000%
07/01/38
..........
2,000 2,214,983
City of Phoenix Civic
Improvement Corp.
(RB), Series A
5.000%
07/01/37
..........
105 110,084
City of Scottsdale (GO)
5.000%, 07/01/28 . 1,775 1,869,675
5.000%, 07/01/29 . 1,700 1,829,463
City of Tempe (GO)
5.000%, 07/01/28 . 1,505 1,583,643
4.000%, 07/01/29 . 1,010 1,012,291
5.000%, 07/01/35 . 1,860 2,090,349
5.000%, 07/01/36 . 955 1,065,078
Coconino County Unified
School District No.
1-Flagstaff (GO)
5.000%, 07/01/26 . 1,000 1,003,918
5.000%, 07/01/27 . 815 837,594
4.000%, 07/01/27 . 540 548,619
Maricopa County
Elementary School
District No. 6
Washington (GO),
Series 2022-A
5.000%
07/01/30
..........
615 666,986
Maricopa County High
School District No.
214 Tolleson Union
High School (GO),
Series 2017-B
5.000%
07/01/33
..........
1,080 1,132,621
Maricopa County Industrial
Development Authority
(RB), Series A
5.000%
01/01/35
..........
750 846,432
Maricopa County School
District No. 3 Tempe
Elementary (GO),
Series 2022-B
5.000%
07/01/42
..........
735 814,416
Maricopa County Unified
School District No. 69
Paradise Valley (GO)
5.000%, 07/01/35 . 245 284,685
5.000%, 07/01/36 . 315 361,186

131
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
ARIZONA — (Continued)
Maricopa County Unified
School District No. 97-
Deer Valley (GO)
5.000%, 07/01/27 . 605 $ 622,337
5.000%, 07/01/28 . 725 762,884
5.000%, 07/01/29 . 650 698,473
Maricopa County Union
High School District
No. 210-Phoenix (GO),
Series A
5.000%
07/01/38
..........
370 408,529
Maricopa County Union
High School District No.
216, Series B
5.000%
07/01/45
..........
845 913,286
Pinal County Electric
District No. 3 (RB)
5.000% 07/01/28
...
25 26,171
Salt River Project
Agricultural Improvement
& Power District (RB)
5.000%, 01/01/39 . 2,020 2,076,368
5.000%, 05/01/39 . 4,605 5,162,884
5.000%, 01/01/43 . 765 831,548
5.000%, 01/01/44 . 400 435,153
TOTAL ARIZONA ........ 33,582,794
ARKANSAS — (0.1%)
Arkansas Development
Finance Authority (RB)
5.000%, 09/01/28 . 215 221,335
5.000%, 09/01/30 . 35 36,727
City of Fort Smith Water &
Sewer (RB)
5.000%, 10/01/28 . 655 688,235
5.000%, 10/01/30 . 1,005 1,051,337
TOTAL ARKANSAS ....... 1,997,634
CALIFORNIA — (2.2%)
California State Public
Works Board (RB),
Series D
5.000%
11/01/41
..........
3,000 3,310,597
California Statewide
Communities
Development Authority
(RB), Series A
4.125%
03/01/34
..........
525 525,099
Hesperia Community
Redevelopment Agency
Successor Agency
(TA), Series A
3.375%
09/01/37 (AGM)
....
125 120,759
Long Beach Bond Finance
Authority (RB)
5.000%
08/01/26
..........
170 171,024
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
Los Angeles County
Metropolitan
Transportation Authority
Sales Tax (RB), Series
A
5.000% 07/01/41
..
500 $ 510,386
Los Angeles Department
of Water & Power
(RB), Series D
5.000%
07/01/43
..........
1,505 1,598,301
Los Angeles Unified
School District (GO),
Series QRR
5.000%
07/01/43
..........
900 982,095
San Francisco City
& County Airport
Comm-San Francisco
International Airport
(RB), Series A
4.000%
05/01/26
..........
270 270,000
State of California (GO)
5.000%, 08/01/26 . 2,550 2,564,933
5.000%, 12/01/26 . 2,325 2,358,201
5.000%, 09/01/28 . 2,845 2,867,128
5.000%, 10/01/28 . 5 5,010
5.000%, 10/01/29 . 4,000 4,327,780
5.000%, 08/01/30 . 5,145 5,202,224
5.000%, 11/01/30 . 2,500 2,753,796
5.000%, 10/01/31 . 1,480 1,652,088
4.000%, 09/01/32 . 1,000 1,000,189
5.000%, 08/01/35 . 1,860 1,868,914
4.000%, 09/01/35 . 4,715 4,715,293
5.000%, 09/01/35
(BAM-TCRS) ...... 3,640 3,663,672
4.000%, 03/01/36 . 2,725 2,810,828
4.000%, 10/01/36 . 1,050 1,073,950
Stockton Unified School
District (COP)
5.000%
02/01/29
..........
500 521,503
University of California
(RB), Series AY
4.000% 05/15/35
...
1,680 1,694,728
TOTAL CALIFORNIA ...... 46,568,498
COLORADO — (3.4%)
Adams & Arapahoe
Counties Joint School
District 28J Aurora (GO)
5.000%, 12/01/26
(ST AID WITHHLDG) 935 948,275
5.500%, 12/01/42
(ST AID WITHHLDG) 650 750,200
Adams 12 Five Star
Schools (GO), Series B
5.000% 12/15/30 (ST
AID WITHHLDG)
...
1,795 1,822,215

132
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
COLORADO — (Continued)
Arapahoe County School
District No. 5 Cherry
Creek (GO)
5.000%, 12/15/31
(ST AID WITHHLDG) 2,040 $ 2,115,206
5.250%, 12/15/44
(ST AID WITHHLDG) 790 877,463
Board of Water
Commissioners City &
County of Denver (The)
(RB), Series A
5.000%
09/15/44
..........
300 327,038
City & County of
Broomfield CO Water
(RB)
5.000% 12/01/36 220 252,791
City of Colorado Springs
Utilities System (RB),
Series B
5.000%
11/15/37
..........
400 447,360
City of Fort Collins Electric
Utility Enterprise (RB)
5.000% 12/01/44
...
5,625 6,027,342
Colorado Health Facilities
Authority (RB)
5.000%, 11/01/30 . 1,490 1,586,309
5.000%, 09/01/32 . 4,000 4,390,766
5.000%, 08/01/34 . 1,045 1,095,111
5.000%, 08/01/35 . 6,670 6,970,609
Colorado State Education
Loan Program (RN),
Series B
5.000%
06/30/26
..........
10,155 10,190,659
County of Pueblo Co.
(COP), Series A
5.000% 07/01/29
...
1,200 1,276,300
Denver City & County
School District No. 1
(GO)
5.000%, 12/01/26
(ST AID WITHHLDG) 230 233,225
5.250%, 12/01/43
(ST AID WITHHLDG) 5,000 5,614,791
Denver Health & Hospital
Authority (COP)
5.000% 12/01/29
...
150 156,444
Denver Health & Hospital
Authority (RB), Series A
5.000% 12/01/33
...
370 386,252
Douglas County School
District No. Re-1
Douglas & Elbert
Counties (GO)
5.000%
12/15/26 (ST AID
WITHHLDG)
.......
3,465 3,516,467
E-470 Public Highway
Authority (RB)
5.000%, 09/01/26 . 1,210 1,219,379
Face
Amount
Value†
(000)
COLORADO — (Continued)
5.000%, 09/01/36 . 145 $ 154,726
El Paso County School
District No. 2 Harrison
(GO)
5.000% 12/01/34
(ST AID WITHHLDG) 2,165 2,279,845
Fort Collins-Loveland Water
District (RB)
5.000%, 12/01/26 . 390 395,128
5.000%, 12/01/27 . 445 461,632
Fossil Ridge Metropolitan
District No. 3 (GO)
5.000% 12/01/29
(BAM)
............
65 69,378
Jefferson County School
District R-1 (GO), Series
R-1
5.000% 12/15/34
(ST AID WITHHLDG) 4,435 4,665,192
Mesa County Valley
School District No. 51
Grand Junction (GO)
5.250% 12/01/43 (ST
AID WITHHLDG)
...
7,000 7,813,639
University of Colorado (RB)
5.000%, 06/01/45 . 355 381,836
5.000%, 06/01/45 . 345 371,081
Weld County School
District No. RE-7 Platte
Valley (GO)
5.000%
12/01/38 (ST AID
WITHHLDG)
.......
1,660 1,870,528
TOTAL COLORADO ...... 68,667,187
CONNECTICUT — (1.0%)
City of Bridgeport (GO)
5.000%, 08/15/26 . 155 155,966
5.000%, 09/01/28 . 755 794,345
5.000%, 08/15/35
(AGM) ........... 2,990 3,004,703
City of Danbury (GO)
4.000% 02/22/27
...
10,000 10,117,259
City of Meriden (GO)
4.000%, 01/15/43 . 585 596,502
4.000%, 01/15/44 . 1,290 1,302,007
City of New Haven (GO)
5.000%, 08/01/26 . 195 195,984
5.000%, 08/01/26 . 500 502,522
5.000%, 08/01/28
(AGM) ........... 1,020 1,070,668
Connecticut State Health
& Educational Facilities
Authority (RB)
5.000%, 07/01/27 . 565 567,061
5.000%, 07/01/45 . 500 535,797
State of Connecticut (GO)
4.000%, 01/15/28 . 95 97,260
5.000%, 10/15/29 . 1,855 1,874,606

133
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
CONNECTICUT
— (Continued)
State of Connecticut Special
Tax (RB)
5.000%, 01/01/32 . 2,870 $ 2,973,985
5.000%, 05/01/38 . 465 496,355
University of Connecticut
(RB), Series A
5.000% 04/15/27 (ST
APPROP)
.........
340 347,904
TOTAL CONNECTICUT ... 24,632,924
DELAWARE — (0.1%)
Delaware State Health
Facilities Authority (RB)
5.000% 10/01/39
...
1,540 1,718,727
DISTRICT OF COLUMBIA
— (0.5%)
District of Columbia (GO)
5.000%, 06/01/27 . 575 589,375
5.000%, 06/01/29 . 680 728,889
5.000%, 06/01/31 . 700 732,840
District of Columbia (RB)
5.000% 04/01/34
...
1,205 1,223,170
District of Columbia
Income Tax (RB),
Series A
5.000%
06/01/41
..........
850 944,742
Washington Convention
& Sports Authority
(RB), Series A
5.000%
10/01/26
..........
585 590,274
Washington Metropolitan
Area Transit Authority
(RB)
5.000%, 07/01/29 . 1,260 1,292,919
5.000%, 07/01/33 . 2,640 2,697,877
5.000%, 07/01/34 . 1,310 1,337,991
TOTAL DISTRICT OF
COLUMBIA ............. 10,138,077
FLORIDA — (7.3%)
Alachua County School
Board (COP)
5.000%
07/01/29 (AGM)
....
2,385 2,547,839
Bay County School Board
(COP)
5.000%, 07/01/26 . 735 737,535
5.000%, 07/01/27 . 1,105 1,132,970
Central Florida Expressway
Authority (RB)
4.000%, 07/01/30 . 2,280 2,283,275
4.000%, 07/01/34
(AGM) ........... 525 556,087
City of Cape Coral Water &
Sewer (RB)
5.000%, 10/01/26 . 225 227,066
5.000%, 10/01/35 . 2,000 2,277,909
Face
Amount
Value†
(000)
FLORIDA — (Continued)
5.000%, 10/01/36 . 1,435 $ 1,639,275
City of Fort Lauderdale
(GO)
5.000%, 07/01/29 . 545 585,298
5.000%, 07/01/30 . 585 639,991
City of Fort Lauderdale
Water & Sewer (RB)
5.000%, 09/01/38 . 160 177,646
5.000%, 09/01/38 . 355 394,151
City of Gainesville Utilities
System (RB), Series A
5.000% 10/01/31
...
2,575 2,650,355
City of Hollywood (GO)
5.000%, 07/01/26 . 2,145 2,152,653
5.000%, 07/01/27 . 1,830 1,879,303
City of Jacksonville (RB)
5.000%, 10/01/26 . 980 989,612
5.000%, 10/01/27 . 745 770,628
5.000%, 10/01/28 . 3,820 4,038,713
5.000%, 10/01/36 . 4,810 5,509,841
City of Pembroke Pines
(GO)
5.000% 09/01/35 2,710 3,113,821
City of Tallahassee Utility
System (RB), Series A
5.000% 10/01/26
...
150 151,421
City of Tampa Sales Tax
(RB)
5.000% 10/01/26 375 378,568
County of Broward Tourist
Development Tax (RB)
4.000% 09/01/36
...
1,500 1,535,107
County of Hillsborough
Wastewater Impact Fee
(RB)
5.000%, 05/01/27 . 1,490 1,522,598
5.000%, 05/01/29 . 1,260 1,338,279
County of Miami-Dade (GO)
5.000%, 07/01/26 . 855 858,195
5.000%, 07/01/28 . 10,050 10,562,106
5.000%, 07/01/28 . 1,000 1,049,659
County of Miami-Dade
Aviation (RB), Series A
4.000% 10/01/34
...
240 244,862
County of Miami-Dade
Transit System (RB)
5.000% 07/01/26
...
3,555 3,568,346
County of Miami-Dade
Water & Sewer System
(RB), Seres B
5.000%
10/01/26
..........
995 1,004,426
County of Okaloosa Water
& Sewer (RB)
5.000%
07/01/36
..........
2,270 2,610,265
County of Sarasota Utility
System (RB)
5.000%, 10/01/36 . 1,535 1,777,817
5.000%, 10/01/37 . 975 1,132,159

134
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
FLORIDA — (Continued)
Duval County Public
Schools (COP), Series
A
5.000% 07/01/29
(AGM)
............
670 $ 717,429
Florida Department
of Environmental
Protection (RB), Series
A
5.000% 07/01/26
..
3,305 3,317,614
Florida Development
Finance Corp. (RB)
5.000%, 11/15/29 . 285 304,268
5.000%, 08/01/39 . 1,565 1,721,901
5.000%, 08/01/43 . 430 448,778
Fort Pierce Utilities Authority
(RB)
5.000%, 10/01/26
(AGM) ........... 295 297,549
5.000%, 10/01/27
(AGM) ........... 465 478,894
Hillsborough County School
Board (COP)
5.000%, 07/01/27 . 365 374,749
5.000%, 07/01/28 . 2,245 2,304,642
5.000%, 07/01/30 . 895 936,551
JEA Water & Sewer
System (RB), Series A
5.000% 10/01/44
...
2,000 2,173,620
Manatee County School
District (COP)
5.000%, 07/01/28 . 840 881,714
5.000%, 07/01/30
(AGM) ........... 2,040 2,218,301
Manatee County School
District (RB)
5.000%
10/01/30 (AGM)
....
145 147,249
Miami Beach Health
Facilities Authority
(RB), Series A
5.000%
11/15/39
..........
480 527,939
Miami Beach
Redevelopment Agency
(TA)
5.000%, 02/01/27
(AGM) ........... 395 401,112
5.000%, 02/01/28
(AGM) ........... 835 865,828
Miami-Dade County
Educational Facilities
Authority (RB)
5.000%, 04/01/44 . 250 267,621
5.000%, 04/01/45 . 500 533,861
Miami-Dade County
Expressway Authority
(RB), Series A
5.000%
07/01/33
..........
20 20,051
Face
Amount
Value†
(000)
FLORIDA — (Continued)
Okaloosa County School
Board (COP), Series A
5.000% 10/01/27
...
480 $ 494,816
Orange County Health
Facilities Authority (RB)
5.000%, 10/01/29 . 565 605,659
5.000%, 10/01/44 . 835 889,802
Orlando Utilities
Commission (RB)
5.000%, 10/01/35 . 820 924,397
5.000%, 10/01/43 . 165 179,408
5.000%, 10/01/44 . 2,015 2,177,048
Palm Beach County Health
Facilities Authority (RB)
5.000% 08/15/26
...
205 206,212
Palm Beach County School
District (COP)
5.000%, 08/01/27 . 875 898,538
5.000%, 08/01/40 . 520 567,090
Pasco County School
Board (COP), Series
A
5.000% 08/01/36
(AGM)
............
1,050 1,139,314
Pinellas County School
Board (GO)
4.000%
06/30/26
..........
7,320 7,334,580
School Board of Miami-
Dade County (The)
(COP)
5.000%, 02/01/29 . 455 455,493
5.000%, 05/01/32 . 3,400 3,403,685
School Board of Miami-
Dade County (The)
(GO), Series A
5.000%
03/15/39 (BAM)
....
7,945 8,655,785
School District of Broward
County (COP)
5.000%, 07/01/27 . 2,145 2,198,298
5.000%, 07/01/35 . 940 1,024,726
School District of Broward
County (RN)
4.000%
06/25/26
..........
17,015 17,042,879
State of Florida (GO)
5.000%, 07/01/26 . 3,844 3,858,821
5.000%, 07/01/27 . 810 832,956
4.000%, 06/01/32 . 2,550 2,579,095
State of Florida Department
of Transportation
Turnpike System (RB)
4.000%, 07/01/36 . 1,000 1,001,206
5.000%, 07/01/36 . 4,845 5,588,755
5.000%, 07/01/37 . 1,720 1,969,591
5.000%, 07/01/37 . 4,940 5,656,849
4.000%, 07/01/39 . 2,659 2,678,104
4.000%, 07/01/44 . 2,312 2,313,628

135
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
FLORIDA — (Continued)
Tampa Bay Water (RB)
5.000% 10/01/36
...
2,000 $ 2,336,411
West Palm Beach
Community
Redevelopment Agency
(TA)
5.000% 03/01/28 40 40,078
TOTAL FLORIDA ......... 158,030,671
GEORGIA — (1.5%)
City of Atlanta (GO), Series
A-1
5.000% 12/01/29 1,080 1,169,629
City of Cartersville Water
& Sewer (RB)
5.000%
06/01/28
..........
430 451,829
Clarke County School
District (GO)
5.000%
09/01/27 (ST AID
WITHHLDG)
.......
520 536,395
Cobb County School
District (GO)
4.000%
12/15/26
..........
10,000 10,083,537
Development Authority
of Cobb County (The)
(RB)
5.000% 09/01/26 275 276,894
Effingham County School
District (GO)
5.000%
09/01/44 (ST AID
WITHHLDG)
.......
1,000 1,089,435
Gainesville & Hall County
Hospital Authority
(RB), Series A
5.000%
02/15/35
..........
25 25,335
Gwinnett County School
District (GO), Series B
5.000% 08/01/27
...
2,095 2,158,939
Municipal Electric Authority
of Georgia (RB)
5.000% 11/01/29
...
1,045 1,122,991
Private Colleges &
Universities Authority
(RB)
5.000% 10/01/26 390 393,207
State of Georgia (GO)
5.000%, 07/01/26 . 225 225,875
4.000%, 01/01/27 . 5,235 5,284,893
5.000%, 07/01/27 . 3,580 3,682,296
5.000%, 07/01/36 . 1,505 1,691,061
TOTAL GEORGIA ........ 28,192,316
HAWAII — (0.9%)
City & County of Honolulu
(GO)
5.000%, 07/01/26 . 90 90,345
5.000%, 07/01/26 . 100 100,383
5.000%, 09/01/26 . 1,595 1,606,881
5.000%, 11/01/26 . 4,030 4,077,731
4.000%, 07/01/39 . 1,075 1,086,813
Face
Amount
Value†
(000)
HAWAII — (Continued)
County of Hawaii (GO)
5.000% 09/01/44
...
210 $ 228,936
County of Maui (GO)
5.000% 09/01/27
...
2,215 2,286,224
State of Hawaii (GO)
5.000%, 10/01/26 . 750 757,356
5.000%, 10/01/28 . 2,740 2,767,764
5.000%, 10/01/29 . 915 944,917
4.000%, 10/01/30 . 6,620 6,646,357
TOTAL HAWAII .......... 20,593,707
IDAHO — (0.1%)
Idaho Health Facilities
Authority (RB), Series A
5.000% 03/01/44
...
2,200 2,346,394
ILLINOIS — (3.8%)
Board of Trustees of the
University of Illinois
(The) (RB), Series A
5.000% 04/01/30
...
895 971,445
Chicago Midway
International Airport (RB)
5.000%, 01/01/36 . 400 452,522
5.000%, 01/01/37 . 800 899,103
Chicago O'Hare
International Airport,
Series A
5.000%
01/01/45
..........
945 1,007,058
Chicago O'Hare
International Airport
(RB), Series C
5.000%
01/01/38
..........
5,500 6,202,692
Chicago Park District (GO)
5.000%, 01/01/36 . 290 318,203
5.000%, 01/01/36 . 500 561,236
5.000%, 01/01/37 . 425 472,913
5.000%, 01/01/42 . 270 288,672
5.000%, 01/01/43 . 100 106,289
Chicago Transit Authority
Capital Grant Receipts
(RB)
5.000%, 06/01/26 . 270 270,377
5.000%, 06/01/28 . 1,250 1,303,841
5.000%, 06/01/29 . 790 839,046
Chicago Transit Authority
Sales Tax Receipts Fund
(RB)
5.000%, 12/01/41 . 1,450 1,572,202
5.000%, 12/01/44 . 1,750 1,867,924
City of Peoria (GO)
5.000% 01/01/31
(AGM)
............
1,470 1,555,212

136
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
ILLINOIS — (Continued)
Cook & Will Counties
Community College
District No. 515 (GO),
Series B
5.000%
12/01/26 (BAM)
....
320 $ 323,840
Cook County Community
Consolidated School
District No. 15 Palatine
(GO), Series B
5.000%
06/15/36
..........
1,050 1,151,043
County of Cook (GO)
5.000%, 11/15/26 . 855 864,881
5.000%, 11/15/34 . 915 923,365
5.000%, 11/15/35 . 1,380 1,391,731
County of Cook Sales Tax
(RB)
5.000%, 11/15/27 . 410 424,468
5.000%, 11/15/35 . 275 314,283
Elmhurst Park District (GO)
5.000% 12/15/42
...
770 834,805
Illinois Finance Authority
(RB)
5.000%, 11/15/26 . 235 235,315
5.000%, 02/15/30 . 1,160 1,177,907
5.000%, 11/15/30 . 2,335 2,492,034
5.000%, 02/15/31 . 610 618,893
¤ 4.000%, 02/15/33
(Pre-refunded @
$100, 215/27) ..... 1,325 1,335,349
5.000%, 08/15/34 . 825 891,891
5.000%, 08/15/35 . 715 767,964
5.000%, 08/15/40 . 940 1,009,578
Illinois State Toll Highway
Authority (RB)
5.000%, 12/01/31 . 4,080 4,086,923
4.000%, 01/01/39 . 405 407,720
Kane Cook & DuPage etc
Counties Community
College District No. 509
Elgin (GO)
4.000%
12/15/41
..........
2,225 2,236,336
Lake County Community
Consolidated School
District No. 102
Aptakisic-Tripp (GO)
5.000% 05/01/41
...
3,475 3,667,036
Lake County Community
Consolidated School
District No. 34 Antioch
(GO), Series B
5.250%
01/01/43
..........
1,190 1,297,307
Face
Amount
Value†
(000)
ILLINOIS — (Continued)
¤ Peoria County Community
Unit School District
No. 323 (GO)
4.000%
04/01/29 (Pre-
refunded @ $100
4/1/28)
............
1,990 $ 2,041,189
Sales Tax Securitization
Corp. (RB)
5.000%, 01/01/36 . 1,475 1,646,231
5.000%, 01/01/38 . 6,920 7,618,586
5.000%, 01/01/44 . 1,700 1,793,940
Sangamon County
School District No. 186
Springfield (GO)
4.000%, 02/01/29
(AGM) ........... 2,510 2,565,652
4.000%, 02/01/31
(AGM) ........... 35 36,043
State of Illinois (GO)
5.000%, 03/01/29 . 2,350 2,484,023
5.000%, 03/01/33 . 1,170 1,263,094
5.000%, 10/01/33 . 1,980 2,056,979
4.000%, 06/01/37 . 55 54,526
5.000%, 09/01/37 . 1,690 1,846,852
4.000%, 12/01/38 . 1,905 1,861,432
4.000%, 10/01/39 . 2,675 2,594,219
5.000%, 09/01/44 . 2,000 2,088,886
Village of Bloomingdale
(GO)
5.000%, 10/30/35 . 1,980 2,229,663
5.000%, 10/30/37 . 2,215 2,451,160
Will County Community
Unit School District No.
201-U Crete-Monee
(GO)
5.000% 01/01/27
(AGM)
............
85 85,132
TOTAL ILLINOIS ......... 79,859,011
INDIANA — (0.5%)
Avon Community School
Building Corp. (RB)
5.000% 07/15/26 (ST
INTERCEPT)
......
250 251,032
Greater Clark Building
Corp. (RB)
4.000%
07/15/26 (ST
INTERCEPT)
......
335 335,531
Indiana Finance Authority
(RB)
5.000%, 07/01/29 . 100 105,297
4.000%, 02/01/34 . 1,345 1,394,372
5.000%, 11/15/37 . 2,000 2,245,832
5.000%, 10/01/42 . 990 1,073,832
Indiana Municipal Power
Agency (RB), Series A
5.000% 01/01/41
...
1,020 1,089,578

137
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
INDIANA — (Continued)
IPS Multi-School Building
Corp. (RB)
5.000%, 01/15/33
(ST INTERCEPT) .. 750 $ 834,956
5.000%, 07/15/33
(ST INTERCEPT) .. 1,000 1,118,250
TOTAL INDIANA ......... 8,448,680
IOWA — (0.5%)
Cedar Falls Community
School District (GO)
4.000% 06/01/28
(AGM)
............
915 938,652
Cedar Rapids Community
School District
Infrastructure Sales
Services & Use Tax
(RB)
5.000% 07/01/45
(BAM)
............
715 755,476
City of Cedar Rapids
(GO), Series A
5.000%
06/01/43
..........
1,380 1,470,813
City of Sioux City (GO),
Series A
3.000%
06/01/26
..........
495 494,958
City of West Des Moines
(GO), Series A
5.000%
06/01/28
..........
1,030 1,079,911
College Community School
District (GO), Series C
3.000% 06/01/26
...
455 455,011
Iowa Valley Community
College District (GO)
4.000% 06/01/26
...
1,450 1,451,471
Waukee Community
School District (GO),
Series A
5.000%
06/01/37
..........
3,590 3,885,992
TOTAL IOWA ............ 10,532,284
KANSAS — (0.7%)
City of Lawrence (GO),
Series I
4.000%
05/01/26
..........
3,000 3,000,000
City of Olathe (GO), Series
A
5.000% 09/01/26
..
3,000 3,022,421
County of Johnson (GO)
4.000%, 09/01/36 . 1,990 2,006,491
4.000%, 09/01/37 . 2,790 2,809,262
Kansas Development
Finance Authority
(RB), Series D
5.000%
05/01/28
..........
1,515 1,584,315
Face
Amount
Value†
(000)
KANSAS — (Continued)
Sedgwick County Unified
School District No. 261
Haysville (GO), Series
A
5.000% 11/01/42
(AGM)
............
2,500 $ 2,659,431
Shawnee County Unified
School District No. 437
Auburn - Washburn
(GO), Series A
5.000%
09/01/43
..........
1,790 1,930,730
TOTAL KANSAS ......... 17,012,650
KENTUCKY — (0.9%)
Eastern Kentucky
University (RB),
Series A
5.000%
04/01/35 (BAM) (ST
INTERCEPT)
......
1,100 1,205,831
Glasgow Independent
School District
Finance Corp. (RB)
5.000% 02/01/32 (ST
INTERCEPT)
......
1,365 1,487,562
Kentucky Municipal Power
Agency (RB)
5.000%
09/01/31 (NATL)
....
320 321,548
Kentucky State Property
& Building Commission
(RB)
5.000%, 05/01/26 . 270 270,000
5.000%, 11/01/26
(AGM) ........... 125 126,495
5.000%, 04/01/28 . 480 490,484
5.000%, 05/01/30 . 25 27,205
5.000%, 06/01/30 . 495 539,388
5.000%, 04/01/33 . 1,525 1,552,788
5.000%, 09/01/35 . 500 573,678
5.000%, 05/01/36 . 500 516,223
Louisville and Jefferson
County Metropolitan
Sewer District (RB)
5.000%, 05/15/42 . 2,390 2,583,970
5.000%, 05/15/43 . 2,635 2,827,017
Louisville/Jefferson
County Metropolitan
Government (GO),
Series A
4.000%
04/01/36
..........
6,015 6,213,547
Louisville/Jefferson County
Metropolitan Government
(RB)
5.000%, 10/01/26 . 680 685,790
2.350%, 10/01/39 . 725 725,000
2.400%, 10/01/53 . 1,635 1,635,000
TOTAL KENTUCKY ....... 21,781,526

138
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
LOUISIANA — (0.3%)
City of New Orleans (GO)
5.000%, 12/01/27 . 1,540 $ 1,589,139
5.000%, 12/01/29 . 750 784,655
5.000%, 12/01/34 . 200 208,277
5.000%, 12/01/41 . 1,855 1,923,243
City of New Orleans Water
System (RB)
5.000%
12/01/27
..........
115 115,157
City of Shreveport (GO)
5.250%, 03/01/39
(AGM) ........... 250 279,630
5.250%, 03/01/40
(AGM) ........... 250 278,208
Lafourche Parish School
Board (GO)
5.000%
03/01/29
..........
60 63,332
Louisiana Public Facilities
Authority (RB), Series A
5.000% 05/15/35
...
365 406,878
St. Tammany Parish Wide
School District No. 12
(GO), Series A
5.000%
03/01/27
..........
605 616,499
State of Louisiana (GO),
Series B
5.000%
06/01/38
..........
2,640 2,994,669
TOTAL LOUISIANA ....... 9,259,687
MAINE — (0.1%)
City of Portland (GO)
5.000% 05/01/26
...
300 300,000
Maine Health & Higher
Educational Facilities
Authority (RB)
5.000%
07/01/29
..........
25 26,396
Maine Turnpike Authority
(RB)
5.000% 07/01/26 1,820 1,826,894
State of Maine (GO),
Series D
5.000%
06/01/28
..........
380 399,133
TOTAL MAINE ........... 2,552,423
MARYLAND — (4.3%)
City of Baltimore (GO),
Series A
5.000%
10/15/26
..........
1,490 1,505,357
County of Anne Arundel
(GO)
5.000%, 10/01/27 . 1,005 1,039,857
5.000%, 10/01/37 . 1,435 1,446,004
County of Baltimore (GO)
5.000%, 07/01/26 . 1,060 1,064,051
5.000%, 03/01/27 . 3,920 3,995,157
County of Charles (GO)
5.000% 10/01/29
...
1,505 1,627,762
County of Harford (GO)
5.000%, 10/01/29 . 2,000 2,163,139
Face
Amount
Value†
(000)
MARYLAND — (Continued)
4.000%, 10/01/42 . 1,485 $ 1,504,719
County of Howard (GO),
Series A
5.000%
08/15/26
..........
1,135 1,141,679
County of Montgomery (GO)
5.000%, 10/01/26 . 1,230 1,241,961
5.000%, 10/01/27 . 1,035 1,070,311
4.000%, 08/01/43 . 8,000 8,069,223
4.000%, 08/01/44 . 8,800 8,861,413
County of Montgomery MD
(GO)
5.000%, 10/01/35 . 6,000 6,795,895
5.000%, 10/01/36 . 6,000 6,755,520
County of Prince George's
(GO)
5.000%, 07/01/26 . 3,175 3,187,188
5.000%, 07/01/27 . 1,185 1,218,446
5.000%, 08/01/42 . 4,730 5,249,286
5.000%, 08/01/43 . 4,765 5,206,737
Maryland Health & Higher
Educational Facilities
Authority (RB)
5.000%, 08/15/26 . 330 332,096
5.000%, 08/15/27 . 120 123,547
5.000%, 05/15/36 . 845 975,055
5.000%, 07/01/41 . 735 801,471
5.000%, 07/01/42 . 435 471,130
5.000%, 07/01/43
(AGM) ........... 1,190 1,287,338
2.300%, 06/01/46 . 365 365,000
State of Maryland (GO)
5.000%, 08/01/26 . 650 653,772
5.000%, 08/01/26 . 275 276,596
5.000%, 08/01/27 . 4,005 4,127,233
5.000%, 08/01/29 . 1,095 1,153,599
5.000%, 03/15/32 . 1,840 1,955,529
4.000%, 08/01/35 . 1,105 1,157,419
5.000%, 06/01/37 . 10,000 11,463,472
TOTAL MARYLAND ....... 88,286,962
MASSACHUSETTS — (5.0%)
Bristol-Plymouth Regional
Vocational Technical
School District (GO)
4.000% 02/17/27
...
4,000 4,043,146
City of Fall River (GO)
3.000% 12/01/34 (ST
AID WITHHLDG)
...
200 192,969
City of Haverhill (GO)
4.000%, 11/15/42 . 2,475 2,499,754
4.000%, 11/15/43 . 1,615 1,621,478
City of New Bedford (GO)
4.000% 04/09/27
...
5,000 5,063,512
City of Newton (GO)
4.000% 02/01/43
...
1,380 1,382,052

139
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
MASSACHUSETTS
— (Continued)
City of Peabody (GO)
4.000% 07/10/26
...
3,000 $ 3,006,578
City of Quincy (GO)
5.000%, 07/24/26 . 5,962 5,991,720
5.000%, 09/01/41 . 995 1,120,090
5.000%, 09/01/42 . 2,725 3,044,059
City of Revere (GO)
4.000% 07/10/26
...
1,224 1,226,420
Commonwealth of
Massachusetts (GO)
5.000%, 07/01/27 . 5,560 5,580,280
5.000%, 07/01/28 . 205 215,939
5.000%, 05/01/29 . 600 642,654
5.000%, 10/01/29 . 6,085 6,570,977
5.000%, 04/01/36 . 1,635 1,663,836
5.000%, 07/01/36 . 5,910 5,930,364
4.000%, 02/01/37 . 1,490 1,494,122
4.000%, 02/01/39 . 1,840 1,877,946
4.000%, 05/01/39 . 2,800 2,816,132
5.000%, 08/01/41 . 8,500 9,308,560
5.000%, 01/01/43 . 1,950 1,994,136
5.000%, 05/01/44 . 1,000 1,082,146
5.000%, 08/01/44 . 5,000 5,421,386
5.000%, 11/01/44 . 1,475 1,501,660
Commonwealth of
Massachusetts
Transportation Fund
(RB)
5.000%, 06/01/35 . 1,255 1,468,485
5.000%, 06/01/36 . 1,260 1,463,562
5.000%, 06/01/41 . 1,365 1,401,898
Massachusetts
Development Finance
Agency (RB)
5.000%, 02/15/27 . 1,165 1,187,210
5.000%, 07/01/34 . 240 252,760
¤ 5.000%, 06/01/39
(Pre-refunded @
$100, 6/1/29) ...... 1,385 1,481,259
5.000%, 07/01/39 . 1,435 1,504,029
5.000%, 07/01/40 . 3,000 3,301,834
5.000%, 07/01/42 . 750 786,850
5.000%, 07/01/43 . 1,415 1,475,597
5.000%, 07/01/44 . 1,290 1,336,994
Town of Canton MA (GO)
3.500% 08/13/26
...
2,000 2,003,908
Town of Hingham (GO)
4.000%, 02/12/27 . 3,500 3,535,926
4.000%, 02/01/42 . 850 862,798
Town of Watertown (GO)
4.000%, 06/15/41 . 1,570 1,608,788
4.000%, 06/15/42 . 1,505 1,528,774
Face
Amount
Value†
(000)
MASSACHUSETTS
— (Continued)
Town of Winchester (GO)
4.000% 07/17/26
...
2,252 $ 2,258,553
TOTAL MASSACHUSETTS . 102,751,141
MICHIGAN — (2.1%)
Central Michigan University
(RB)
5.000% 10/01/33 200 212,992
Chippewa Valley Schools
(GO)
5.000% 05/01/26
(Q-SBLF)
.........
505 505,000
City of Grand Rapids (GO)
5.000%, 04/01/41 . 210 231,337
5.000%, 04/01/42 . 265 290,202
Detroit City School District
(GO), Series A
5.250%
05/01/26 (AGM)
(Q-SBLF)
.........
525 525,000
Grand Ledge Public
Schools (GO), Series
II
5.000% 05/01/39
(Q-SBLF)
.........
1,270 1,357,810
Grand Rapids Public
Schools (GO)
5.000%
05/01/27 (AGM)
....
3,055 3,121,532
Grandville Public Schools
(GO)
5.000% 05/01/40
(AGM)
............
750 834,965
Great Lakes Water
Authority Sewage
Disposal System (RB),
Series A
5.000%
07/01/37
..........
1,195 1,332,182
Great Lakes Water
Authority Water Supply
System (RB), Series C
5.000% 07/01/29
...
1,970 1,977,378
Howell Public Schools
(GO), Series II
5.000%
05/01/41 (Q-SBLF)
..
400 438,725
Lansing School District
(GO)
5.000% 05/01/28
(Q-SBLF)
.........
360 376,830
Michigan Finance Authority
(RB)
5.000%, 11/15/27 . 2,295 2,318,168
5.000%, 12/01/28 . 155 163,849
5.000%, 12/01/35 . 2,080 2,135,983
5.000%, 11/15/37 . 1,670 1,681,666
Michigan State University
(RB), Series A
5.000%
08/15/42
..........
12,385 13,533,758
Northville Public Schools
(GO), Series I
5.000%
05/01/35
..........
475 528,471

140
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
MICHIGAN — (Continued)
Oakland University (RB),
Series A
5.000%
03/01/29
..........
55 $ 58,426
Pontiac School District
(GO)
4.000% 05/01/34
(Q-SBLF)
.........
2,220 2,280,030
Romeo Community School
District (GO)
4.000%
05/01/26 (Q-SBLF)
..
350 350,000
Saginaw City School
District (GO)
4.000%
05/01/28 (Q-SBLF)
..
400 408,831
Saline Area Schools (GO)
5.000%, 05/01/43
(Q-SBLF) ......... 530 574,407
5.000%, 05/01/44
(Q-SBLF) ......... 370 397,690
South Lyon Community
Schools (GO)
5.000%, 05/01/43 . 1,200 1,304,528
5.000%, 05/01/44 . 1,100 1,185,083
Troy School District (GO)
5.000%, 05/01/30
(Q-SBLF) ......... 1,000 1,087,320
5.000%, 05/01/35
(Q-SBLF) ......... 1,000 1,148,849
Warren Consolidated
Schools (GO)
5.000%
05/01/36 (Q-SBLF)
..
660 751,172
Wayne County Airport
Authority (RB)
5.000%
12/01/34
..........
1,350 1,545,775
Ypsilanti Community
Schools (GO)
5.000%
05/01/27 (Q-SBLF)
..
635 649,209
TOTAL MICHIGAN ....... 43,307,168
MINNESOTA — (1.1%)
City of Edina (GO), Series
A
5.000% 02/01/28
..
390 406,432
City of St. Cloud (RB)
5.000% 05/01/36
...
335 378,044
City of St. Paul (GO),
Series A
5.000%
09/01/26
..........
885 891,928
County of Hennepin (GO)
5.000%, 12/01/26 . 4,070 4,125,245
5.000%, 12/01/40 . 3,055 3,078,321
Jackson County Central
Independent School
District No. 2895 (GO),
Series A
4.000%
02/01/28 (SD CRED
PROG)
...........
300 307,123
Face
Amount
Value†
(000)
MINNESOTA — (Continued)
Minneapolis Special
School District No.
1 (COP), Series C
5.000% 02/01/32 (SD
CRED PROG)
......
1,000 $ 1,016,306
Minneapolis Special
School District No. 1
(GO), Series A
5.000%
02/01/44 (SD CRED
PROG)
...........
2,010 2,176,043
Minnesota Health &
Education Facilities
Authority (RB), Series B
5.000% 10/01/27
...
440 453,024
St. Louis Park Independent
School District No. 283
(GO)
5.000%, 02/01/27
(SD CRED PROG) . 1,720 1,751,113
5.000%, 02/01/29
(SD CRED PROG) . 3,975 4,218,029
St. Paul Independent
School District No. 625
(GO)
4.000%, 02/01/42
(SD CRED PROG) . 1,430 1,446,606
4.000%, 02/01/43
(SD CRED PROG) . 1,485 1,495,690
State of Minnesota (GO),
Series B
4.000%
08/01/41
..........
2,205 2,241,818
Western Minnesota
Municipal Power
Agency (RB), Series A
5.000% 01/01/27
...
760 771,723
TOTAL MINNESOTA ...... 24,757,445
MISSISSIPPI — (0.3%)
Mississippi Development
Bank (RB), Series A
5.000% 04/01/28
...
1,305 1,307,288
State of Mississippi (GO)
¤ 5.000%, 11/01/33
(Pre-refunded @
$100, 11/1/26) ..... 1,645 1,663,826
4.000%, 10/01/37 . 1,645 1,657,301
TOTAL MISSISSIPPI ...... 4,628,415
MISSOURI — (0.5%)
City of Kansas City Sanitary
Sewer System (RB)
5.000%, 01/01/28 . 475 493,884
5.000%, 01/01/29 . 500 531,390
5.000%, 01/01/30 . 300 324,932
City of Lees Summit (GO),
Series A
5.000%
04/01/27
..........
1,925 1,967,681

141
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
MISSOURI — (Continued)
City of Wentzville (COP)
5.000%, 11/01/31 . 1,040 $ 1,063,551
5.000%, 11/01/32 . 290 296,474
Health & Educational
Facilities Authority of
the State of Missouri,
Series A
5.000%
04/01/36
..........
3,330 3,792,171
Health & Educational
Facilities Authority of
the State of Missouri
(RB)
5.000% 11/15/26 555 561,772
Kansas City Industrial
Development Authority
(RB)
5.000% 03/01/30 270 291,180
Metropolitan St. Louis
Sewer District (RB)
5.000%, 05/01/26 . 200 200,000
5.000%, 05/01/27 . 115 117,745
Nixa Public Schools (GO)
5.000% 03/01/36 (ST
AID DIR DEP)
......
375 418,464
North Kansas City School
District No. 74 (GO)
6.000% 03/01/27 (ST
AID DIR DEP)
......
1,660 1,705,825
University City School
District (GO)
5.250%
02/15/44 (ST AID DIR
DEP)
.............
310 328,869
TOTAL MISSOURI ........ 12,093,938
MONTANA — (0.1%)
County of Flathead (GO)
5.000% 07/01/45
...
1,100 1,192,969
Montana Facility Finance
Authority (RB)
5.000%, 06/01/38 . 500 551,051
5.000%, 06/01/39 . 485 530,097
TOTAL MONTANA ....... 2,274,117
NEBRASKA — (1.3%)
City of Omaha (GO)
5.000% 04/15/29
...
775 828,591
Douglas County School
District NO 17 (GO),
Series A
5.000%
12/15/45
..........
950 1,018,639
Metropolitan Utilities District
of Omaha Gas System
(RB)
5.000%, 12/01/41 . 1,840 2,013,688
5.000%, 12/01/42 . 2,495 2,718,080
Metropolitan Utilities
District of Omaha Water
System (RB)
5.000%
12/01/39
..........
2,450 2,767,984
Face
Amount
Value†
(000)
NEBRASKA — (Continued)
Municipal Energy Agency
of Nebraska (RB),
Series A
4.000%
04/01/35
..........
2,505 $ 2,508,333
Omaha Public Power
District (RB)
5.000%, 02/01/27 . 1,215 1,236,795
5.000%, 02/01/34 . 1,545 1,746,414
5.000%, 02/01/43 . 1,000 1,099,894
Papillion-La Vista School
District No. 27 (GO)
5.000% 12/01/44
...
8,000 8,623,246
Public Power Generation
Agency (RB)
5.000%
01/01/37
..........
2,585 2,591,520
TOTAL NEBRASKA ....... 27,153,184
NEVADA — (1.3%)
City of North Las Vegas
(GO)
5.000% 06/01/28
(BAM)
............
190 199,171
Clark County School District
(GO)
5.000%, 06/15/26 . 275 275,491
5.000%, 06/15/28 . 250 256,207
4.000%, 06/15/32
(AGM) ........... 1,950 1,967,921
County of Clark (GO)
5.000%, 07/01/27 . 1,660 1,706,213
5.000%, 12/01/32 . 1,015 1,072,197
County of Clark Passenger
Facility Charge (RB)
5.000%, 07/01/27 . 495 506,782
5.000%, 07/01/28 . 795 835,837
Las Vegas Convention &
Visitors Authority (RB)
5.000%, 07/01/27 . 500 513,453
5.000%, 07/01/35 . 2,270 2,592,656
Las Vegas Valley Water
District (GO), Series A
5.000% 06/01/27
...
2,115 2,171,014
State of Nevada (GO)
5.000%, 05/01/42 . 1,015 1,112,919
5.000%, 05/01/43 . 4,780 5,210,828
Washoe County School
District (GO)
5.000%, 06/01/27 . 830 851,352
5.000%, 06/01/28 . 890 933,885
4.000%, 10/01/32 . 1,335 1,351,801
4.000%, 10/01/37 . 3,560 3,589,185
TOTAL NEVADA ......... 25,146,912
NEW HAMPSHIRE — (0.8%)
City of Manchester (GO),
Series 1
4.000%
11/12/26
..........
13,340 13,437,898

142
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
NEW HAMPSHIRE
— (Continued)
City of Nashua (GO)
5.000% 10/01/35
...
920 $ 1,051,422
New Hampshire Health
and Education Facilities
Authority Act (RB)
5.000% 08/01/41
...
875 956,323
State of New Hampshire
(GO), Series A
5.000%
02/15/37
..........
980 1,094,323
TOTAL NEW HAMPSHIRE . 16,539,966
NEW JERSEY — (3.2%)
City of Hoboken (GO),
Series A
4.000%
03/08/27
..........
15,000 15,186,477
City of Newark (GO)
4.000% 12/11/26
...
3,500 3,522,381
City of Summit (GO)
4.000% 07/16/26
...
1,590 1,594,325
County of Hudson (GO)
4.000% 02/24/27
...
18,000 18,198,054
Essex County
Improvement Authority
(RN)
4.000% 03/12/27
(CNTY GTD)
.......
6,795 6,876,053
New Jersey Economic
Development Authority
(RB), Series MMM
4.000% 06/15/36
...
3,000 3,033,889
New Jersey Transportation
Trust Fund Authority
(RB)
5.000%, 06/15/31 . 3,035 3,349,479
5.000%, 06/15/35 . 410 457,015
4.000%, 06/15/37 . 2,395 2,407,837
5.000%, 06/15/44 . 565 606,540
State of New Jersey (GO)
5.000%, 06/01/28 . 905 951,132
5.000%, 06/01/29 . 840 901,684
4.000%, 06/01/30 . 1,830 1,926,581
Township of East
Brunswick (GO)
4.000% 07/14/26
...
8,000 8,019,003
Township of Toms River
(GO)
4.000%, 06/01/26 . 1,440 1,441,778
4.000%, 06/01/27 . 690 700,525
TOTAL NEW JERSEY ..... 69,172,753
NEW MEXICO — (1.0%)
Albuquerque Bernalillo
County Water Utility
Authority (RB)
5.000%
07/01/29
..........
1,075 1,103,606
City of Albuquerque (GO)
5.000%, 07/01/26 . 395 396,534
Face
Amount
Value†
(000)
NEW MEXICO — (Continued)
4.000%, 07/01/38 . 1,000 $ 1,024,629
New Mexico Hospital
Equipment Loan
Council (RB)
4.000%
08/01/36
..........
3,515 3,484,374
State of New Mexico (GO)
5.000% 03/01/27
...
10,870 11,094,721
State of New Mexico
Severance Tax
Permanent Fund (RB)
5.000% 07/01/27
...
2,550 2,622,567
TOTAL NEW MEXICO ..... 19,726,431
NEW YORK — (8.2%)
City of New York (GO)
5.000%, 08/01/28 . 2,385 2,397,717
5.000%, 08/01/28 . 1,405 1,444,196
4.000%, 08/01/32 . 1,705 1,706,789
5.000%, 08/01/32 . 1,000 1,004,903
5.000%, 10/01/36 . 2,925 3,322,302
5.000%, 12/01/39 . 5,545 5,734,637
2.400%, 03/01/40 . 2,390 2,390,000
5.000%, 08/01/42 . 2,725 2,983,222
5.000%, 02/01/43 . 3,190 3,458,107
5.000%, 08/01/43 . 1,875 1,954,369
5.250%, 04/01/44 . 1,625 1,749,515
2.400%, 06/01/44 . 6,080 6,080,000
5.000%, 08/01/44 . 750 804,205
2.350%, 09/01/49 . 360 360,000
City of Rochester (GO),
Series II
4.000%
07/30/26
..........
5,000 5,014,161
County of Suffolk (GO)
4.000% 07/24/26
...
15,000 15,044,222
Dutchess County Local
Development Corp.
(RB), Series B
4.000%
07/01/34
..........
85 85,037
Empire State Development
Corp. (RB)
5.000%, 03/15/27
ETM ............. 3,000 3,064,825
5.000%, 03/15/32 . 1,935 1,970,582
4.000%, 03/15/34 . 4,090 4,219,552
5.000%, 03/15/35 . 3,785 4,104,476
5.000%, 03/15/45 . 2,510 2,589,586
Honeoye Falls-Lima
Central School District
(GO)
4.000% 06/25/26
(ST AID WITHHLDG) 3,000 3,004,744
Monroe County Industrial
Development Corp.
(RB)
5.000% 12/01/26 425 429,338

143
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
NEW YORK — (Continued)
New Hartford Central
School District (GO)
4.000% 06/26/26 (ST
AID WITHHLDG)
...
3,000 $ 3,005,155
New York City Industrial
Development Agency
(RB)
5.000%, 03/01/28
(AGM) ........... 300 312,106
5.000%, 01/01/29
(AGM) ........... 2,595 2,740,102
New York Convention
Center Development
Corp. (RB)
5.000%
11/15/35
..........
2,500 2,502,771
New York State Dormitory
Authority (RB)
5.000%, 02/15/33 . 3,900 3,923,384
5.000%, 03/15/34 . 1,670 1,752,234
5.000%, 03/15/36 . 4,515 4,585,562
5.000%, 02/15/37 . 1,400 1,406,106
5.000%, 03/15/37 . 130 150,105
5.000%, 03/15/37 . 7,565 7,815,302
5.000%, 02/15/38 . 2,075 2,083,641
5.000%, 03/15/38 . 3,660 3,783,798
5.000%, 03/15/38 . 530 585,659
5.000%, 03/15/39 . 1,905 1,982,421
5.000%, 02/15/41 . 8,140 8,633,414
5.000%, 03/15/41 . 4,360 4,520,003
5.000%, 03/15/42 . 6,920 7,107,717
5.000%, 03/15/43 . 7,920 8,287,562
5.000%, 03/15/44 . 2,200 2,385,529
5.000%, 03/15/45 . 1,145 1,227,382
New York State Thruway
Authority (RB), Series A
5.000% 03/15/29
...
1,045 1,117,829
North Syracuse Central
School District (GO),
Series A
4.000%
07/31/26 (ST AID
WITHHLDG)
.......
4,000 4,011,330
Port Authority of New York
& New Jersey (RB)
4.000%, 12/01/26 . 810 816,669
5.000%, 12/01/37 . 245 277,663
5.000%, 01/15/41 . 500 559,153
5.000%, 07/15/41 . 3,290 3,617,059
South Orangetown Central
School District (GO),
Series B
4.000%
08/05/26 (ST AID
WITHHLDG)
.......
2,000 2,006,398
Town of Colonie NY (GO)
4.000% 03/05/27
...
5,360 5,422,301
Face
Amount
Value†
(000)
NEW YORK — (Continued)
Town of Oyster Bay (GO)
5.000% 08/01/29
(AGM)
............
85 $ 91,841
Triborough Bridge & Tunnel
Authority (RB)
5.000%, 11/15/28 . 4,030 4,260,909
5.000%, 11/15/29 . 500 541,219
5.000%, 11/15/36 . 1,035 1,036,692
5.000%, 11/15/38 . 1,725 1,756,127
5.000%, 11/15/43 . 1,040 1,068,396
5.000%, 11/15/44 . 350 380,168
TOTAL NEW YORK ....... 170,670,192
NORTH CAROLINA — (0.8%)
Cape Fear Public Utility
Authority (RB)
5.000%, 04/01/43 . 340 372,333
5.000%, 04/01/44 . 360 390,997
Charlotte-Mecklenburg
Hospital Authority (The)
(RB), Series C
2.400%
01/15/37
..........
7,240 7,240,000
City of Charlotte (GO),
Series B
5.000%
07/01/37
..........
1,145 1,318,137
City of Charlotte Water &
Sewer System (RB)
5.000% 07/01/43
...
500 550,026
City of Durham Water &
Sewer Utility System
(RB)
5.000% 08/01/28 1,425 1,503,814
City of Fayetteville Public
Works Commission
(RB)
5.000% 03/01/39 2,250 2,469,720
City of Raleigh Combined
Enterprise System (RB)
5.000%, 12/01/27 . 415 431,056
5.000%, 09/01/36 . 375 423,247
County of Durham (GO)
5.000%, 06/01/36 . 600 675,749
5.000%, 06/01/37 . 165 184,844
North Carolina Capital
Facilities Finance
Agency (RB)
4.000%
05/01/34
..........
80 82,075
North Carolina Medical
Care Commission
(RB), Series A
5.000%
06/01/42
..........
1,000 1,075,053
North Carolina Municipal
Power Agency No. 1
(RB), Series A
5.000%
01/01/32
..........
375 400,999
State of North Carolina
(GO), Series C
5.000%
06/01/27
..........
1,430 1,468,849

144
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
NORTH CAROLINA
— (Continued)
State of North Carolina
(RB)
5.000% 03/01/33 350 $ 369,608
TOTAL NORTH CAROLINA . 18,956,507
NORTH DAKOTA — (0.1%)
City of Fargo (GO), Series
H
4.000% 05/01/43
..
1,285 1,288,753
OHIO — (2.1%)
Akron Bath Copley Joint
Township Hospital
District (RB), Series A
5.000% 11/15/29
...
80 86,025
American Municipal Power,
Inc. (RB)
5.000%, 02/15/35 . 640 728,924
5.000%, 02/15/36 . 500 563,046
City of Columbus (GO)
5.000%, 10/01/35 . 945 1,098,601
5.000%, 10/01/36 . 885 1,019,829
5.000%, 08/15/41 . 500 552,701
Cleveland State University
(RB), Series C
5.000%
06/01/35 (BAM)
....
830 935,851
Columbus City School
District (GO), Series A
5.000% 12/01/26 (SD
CRED PROG)
......
355 359,943
County of Allen Hospital
Facilities (RB)
5.000%, 12/01/26 . 1,250 1,264,856
5.000%, 08/01/29 . 830 860,407
2.400%, 06/01/34 . 5,480 5,480,000
5.000%, 11/01/41 . 1,000 1,072,577
Ohio Higher Educational
Facility Commission
(RB)
5.000% 05/01/28 900 926,623
Ohio State University (The)
(RB), Series A
5.000%
12/01/26
..........
410 415,589
Olentangy Local School
District (GO)
5.000%
12/01/37
..........
2,370 2,707,184
State of Ohio (GO)
5.000%, 05/01/26 . 435 435,000
5.000%, 05/01/27 . 1,930 1,977,423
5.000%, 05/01/27 . 5,065 5,189,455
5.000%, 05/01/28 . 1,805 1,894,792
5.000%, 03/01/29 . 850 907,665
5.000%, 05/01/35 . 1,230 1,253,863
5.000%, 09/15/37 . 2,820 3,215,788
State of Ohio (RB)
5.000%, 01/01/32 . 1,750 1,939,789
5.000%, 01/01/32 . 2,340 2,422,158
Face
Amount
Value†
(000)
OHIO — (Continued)
5.000%, 01/01/33 . 3,255 $ 3,365,179
TOTAL OHIO ............ 40,673,268
OKLAHOMA — (0.5%)
City of Oklahoma City (GO)
5.000% 03/01/36
...
1,690 1,914,288
Cleveland County
Educational Facilities
Authority (RB), Series A
5.000% 06/01/32
...
2,660 2,941,779
Cleveland County
Independent School
District No. 29 Norman
(GO)
4.000% 03/01/27 4,000 4,039,670
Garfield County
Educational Facilities
Authority (RB), Series A
5.000% 09/01/30
...
1,375 1,382,808
TOTAL OKLAHOMA ...... 10,278,545
OREGON — (1.5%)
City of Bend (GO)
5.000%
06/01/43
..........
3,615 3,960,062
City of Eugene Electric
Utility System (RB)
5.000% 08/01/43
...
535 584,506
City of Portland (GO),
Series A
5.000%
06/01/26
..........
500 500,985
City of Portland Sewer
System (RB), Series A
5.000% 06/15/26
...
735 737,113
County of Multnomah (GO)
5.000% 06/01/29
...
1,060 1,088,822
Deschutes County
Administrative School
District No. 1 Bend-La
Pine (GO)
5.000%
06/15/26 (SCH BD
GTY)
.............
4,215 4,226,961
Deschutes County Hospital
Facilities Authority (RB)
5.000% 01/01/32
...
125 133,258
Multnomah County School
District No. 1J Portland
(GO)
5.000%, 06/15/27
(SCH BD GTY) .... 610 626,535
5.000%, 06/15/36
(SCH BD GTY) .... 1,500 1,680,616
Oregon Health & Science
University (RB), Series
B
5.000% 07/01/33
..
1,345 1,349,133
Oregon State Facilities
Authority (RB), Series A
5.000% 06/01/32
...
500 500,674

145
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
OREGON — (Continued)
Port of Portland Airport
(RB), Series A
5.000%
07/01/29
..........
85 $ 91,202
Portland Community
College District (GO)
5.000%, 06/15/27 . 2,080 2,084,710
5.000%, 06/15/33 . 1,240 1,243,437
State of Oregon (GO)
5.000%, 05/01/27 . 185 189,546
5.000%, 05/01/32 . 1,995 1,997,576
5.000%, 11/01/36 . 965 1,115,273
5.000%, 11/01/37 . 695 797,985
5.000%, 11/01/38 . 2,505 2,858,585
5.250%, 05/01/44 . 540 597,862
5.250%, 06/01/44 . 500 558,469
State of Oregon
Department of
Transportation (RB),
Series A
5.000%
11/15/41
..........
1,035 1,131,159
Tri-County Metropolitan
Transportation District
of Oregon (RB), Series
A
3.250% 10/01/34
..
50 48,838
Tualatin Valley Water
District (RB)
5.000%
06/01/43
..........
550 594,626
Washington & Clackamas
Counties School District
No. 23J Tigard-Tualatin
(GO), Series 23-J
5.000% 06/15/31
(SCH BD GTY)
.....
1,100 1,128,174
Washington & Multnomah
Counties School District
No. 48J Beaverton
(GO), Series C
5.000%
06/15/27 (SCH BD
GTY)
.............
1,395 1,432,344
TOTAL OREGON ........ 31,258,451
PENNSYLVANIA — (2.1%)
Chichester School District
(GO)
4.000% 09/15/28
(AGM) (ST AID
WITHHLDG)
.......
55 56,411
City of Philadelphia (GO),
Series A
5.000%
08/01/27
..........
2,055 2,112,842
Commonwealth of
Pennsylvania (GO)
4.000%, 09/15/32 . 1,480 1,485,581
4.000%, 03/01/38 . 3,765 3,796,807
County of Lackawanna
(GO), Series B
4.000%
09/01/30 (BAM)
....
200 204,131
Face
Amount
Value†
(000)
PENNSYLVANIA
— (Continued)
County of Lehigh (RB)
5.000% 07/01/29
...
1,530 $ 1,621,470
County of Montgomery
(GO)
5.000% 07/01/26 2,015 2,022,872
Delaware River Port
Authority (RB), Series A
5.000% 01/01/35
...
205 215,512
East Stroudsburg Area
School District (GO),
Series AA
4.000%
09/01/27 (ST AID
WITHHLDG)
.......
60 60,067
General Authority
of Southcentral
Pennsylvania (RB),
Series A
5.000%
06/01/29
..........
4,130 4,402,763
Monroeville Finance
Authority (RB), Series B
5.000% 02/15/29
...
1,320 1,394,692
Pennsylvania Economic
Development Financing
Authority (RB), Series A
5.000% 12/15/45
...
3,000 3,166,372
Pennsylvania Higher
Educational Facilities
Authority (RB)
5.000%, 06/15/26 . 705 706,849
5.000%, 05/01/29 . 60 60,038
5.000%, 05/01/34 . 770 770,486
Pennsylvania State
University (The) (RB),
Series B
4.000%
09/01/35
..........
1,260 1,262,465
Pennsylvania Turnpike
Commission (RB)
5.000%, 12/01/33 . 2,690 2,694,979
5.000%, 12/01/35 . 250 282,460
5.000%, 12/01/36 . 2,935 2,940,433
5.250%, 12/01/42 . 605 664,120
5.000%, 12/01/43 . 2,250 2,444,701
Philadelphia Gas Works
Co. (RB), Series A
5.000% 08/01/28
(AGM)
............
55 57,865
Pittsburgh Water & Sewer
Authority (RB)
5.000%, 09/01/26
(AGM) ........... 1,950 1,964,348
5.000%, 09/01/26
(AGM) ........... 1,065 1,072,836
5.000%, 09/01/29 . 905 969,907
5.000%, 09/01/30 . 475 517,601
5.000%, 09/01/44
(AGM) ........... 1,000 1,062,574

146
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
PENNSYLVANIA
— (Continued)
Snyder County Higher
Education Authority
(RB)
5.000% 01/01/27 775 $ 776,140
Southeastern Pennsylvania
Transportation Authority
(RB)
5.000% 06/01/28 355 363,934
Township of Lower Merion
(GO)
4.000%, 07/15/42 . 1,530 1,564,832
4.000%, 07/15/43 . 1,185 1,200,223
TOTAL PENNSYLVANIA ... 41,916,311
RHODE ISLAND — (0.2%)
Rhode Island Turnpike
& Bridge Authority
(RB), Series A
5.000%
10/01/32
..........
315 315,504
State of Rhode Island (GO)
5.000%, 12/01/41 . 635 698,528
5.000%, 12/01/42 . 610 667,544
5.000%, 05/01/43 . 2,000 2,196,405
5.000%, 05/01/45 . 2,250 2,441,610
TOTAL RHODE ISLAND ... 6,319,591
SOUTH CAROLINA — (0.8%)
Aiken County Consolidated
School District (GO)
5.000% 04/01/27
(SCSDE)
..........
905 924,319
Greenville Health System
(RB), Series B
5.000%
05/01/29
..........
65 65,253
Orangeburg County School
District (GO)
5.000%
08/13/26 (SCSDE)
..
1,000 1,006,117
Piedmont Municipal Power
Agency (RB)
5.000%, 01/01/28 . 65 65,084
5.000%, 01/01/30 . 1,760 1,762,224
South Carolina Public
Service Authority (RB)
5.000%, 12/01/37 . 1,300 1,301,882
5.000%, 12/01/44 . 570 609,900
Spartanburg County
School District No 7
(GO), Series D
5.000%
03/01/44 (SCSDE)
..
1,385 1,426,186
Spartanburg Sanitary
Sewer District (RB)
4.000% 03/01/40
...
2,500 2,528,811
York County School District
No. 1 (GO)
4.000%
07/30/26 (SCSDE)
..
8,000 8,019,818
TOTAL SOUTH CAROLINA . 17,709,594
Face
Amount
Value†
(000)
TENNESSEE — (3.0%)
City of Knoxville Electric
System (RB)
5.000%, 07/01/28 . 795 $ 835,510
5.000%, 07/01/29 . 830 890,848
City of Memphis (GO),
Series A
5.000%
10/01/43
..........
5,000 5,299,434
City of Sevierville (GO)
5.000% 06/01/26
...
2,630 2,634,942
County of Bedford (GO)
5.000% 06/01/26
...
1,000 1,001,837
County of Knox (GO)
5.000%, 06/01/26 . 200 200,384
4.000%, 06/01/38 . 1,510 1,544,643
County of Maury (GO)
5.000% 07/01/28
...
1,660 1,745,664
County of Williamson (GO)
5.000%, 04/01/39 . 1,830 2,018,322
5.000%, 04/01/40 . 4,725 5,189,632
4.000%, 04/01/41 . 3,570 3,662,053
4.000%, 04/01/42 . 1,235 1,252,251
4.000%, 04/01/43 . 1,935 1,943,332
4.000%, 04/01/44 . 2,010 1,997,337
Greeneville Health &
Educational Facilities
Board (RB)
5.000%
07/01/30
..........
110 114,254
Knox County Health
Educational & Housing
Facility Board (RB),
Series A
5.000%
01/01/33
..........
100 101,211
Metropolitan Government
Nashville & Davidson
County Health &
Educational Facs Bd,
Series B
5.000%
07/01/29
..........
395 419,721
Metropolitan Government
Nashville & Davidson
County Health &
Educational Facs Bd
(RB)
5.000%, 07/01/29 . 4,850 5,153,538
5.000%, 07/01/30 . 2,380 2,388,681
5.000%, 07/01/31 . 2,070 2,240,587
Metropolitan Government
of Nashville & Davidson
County (GO)
5.000%, 01/01/28 . 440 441,642
4.000%, 07/01/37 . 1,205 1,218,591
4.000%, 01/01/38 . 6,510 6,644,171
4.000%, 01/01/44 . 5,000 4,961,856

147
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
TENNESSEE — (Continued)
Metropolitan Government
of Nashville & Davidson
County Water & Sewer
(RB)
5.000% 07/01/35 5,155 $ 5,873,360
State of Tennessee (GO)
5.000%, 08/01/27 . 1,000 1,003,177
5.000%, 09/01/27 . 1,100 1,135,268
TOTAL TENNESSEE ...... 61,912,246
TEXAS — (18.6%)
Alamo Community College
District (GO)
5.000%
02/15/30
..........
1,355 1,464,890
Aldine Independent School
District (GO)
5.000%
02/15/46 (PSF-GTD) 290 309,005
Allen Independent School
District (GO), Series
A
5.000% 02/15/36
(PSF-GTD)
........
1,250 1,423,460
Alvin Independent School
District (GO)
5.000%, 02/15/27
(PSF-GTD) ....... 1,265 1,288,886
5.000%, 02/15/44
(PSF-GTD) ....... 450 480,507
Austin Community College
District (GO)
5.000%
08/01/26
..........
550 553,021
Austin Independent School
District (GO)
5.000%, 08/01/27 . 1,760 1,776,239
5.000%, 08/01/29 . 765 821,250
5.000%, 08/01/42
(PSF-GTD) ....... 1,100 1,180,416
5.000%, 08/01/43 . 1,120 1,202,679
Barbers Hill Independent
School District (GO)
5.000% 02/15/44
(PSF-GTD)
........
105 112,505
Bexar County Hospital
District (GO)
5.000%
02/15/27
..........
1,505 1,530,926
Birdville Independent
School District (GO)
5.000%, 02/15/27
(PSF-GTD) ....... 500 509,560
5.000%, 02/15/28 . 565 589,927
5.000%, 02/15/29 . 550 583,029
5.000%, 02/15/30 . 605 652,933
Board of Regents of the
University of Texas
System (RB)
5.000%, 08/15/26 . 385 387,557
5.000%, 08/15/37 . 2,030 2,280,662
5.000%, 08/15/39 . 7,250 8,063,537
5.000%, 08/15/40 . 2,520 2,850,451
Face
Amount
Value†
(000)
TEXAS — (Continued)
5.000%, 08/15/42 . 750 $ 830,792
5.000%, 08/15/43 . 7,435 7,964,488
Boerne Independent
School District (GO)
5.000% 02/01/27
(PSF-GTD)
........
1,535 1,561,004
Brushy Creek Regional
Utility Authority, Inc.
(RB)
4.000% 08/01/32 270 270,330
Bryan Independent School
District (GO)
4.000%
02/15/30 (PSF-GTD) 1,700 1,771,953
Central Texas Regional
Mobility Authority (RB)
5.000%, 01/01/29 . 75 79,271
4.000%, 01/01/40 . 1,420 1,426,121
Central Texas Turnpike
System (RB), Series A
5.000% 08/15/39
...
1,450 1,526,256
City of Amarillo Waterworks
& Sewer System (RB)
5.000%, 04/01/28 . 590 617,263
5.000%, 04/01/29 . 870 923,498
City of Austin (GO)
5.000%, 09/01/26 . 150 151,132
5.000%, 09/01/29 . 1,825 1,963,450
5.000%, 09/01/36 . 1,895 2,177,975
5.000%, 09/01/44 . 710 771,530
City of Austin Electric Utility
(RB)
5.000%, 11/15/27 . 455 471,525
5.000%, 11/15/43 . 815 881,139
5.000%, 11/15/44 . 1,220 1,310,028
City of Austin Water &
Wastewater System (RB)
5.000%, 11/15/29 . 600 647,992
5.000%, 11/15/31 . 865 874,845
5.000%, 11/15/41 . 1,020 1,101,751
5.000%, 11/15/45 . 2,150 2,315,564
City of Bryan Electric
System (RB)
5.000%
07/01/28 (AGM)
....
1,005 1,049,516
City of Cedar Park (GO)
5.000% 02/15/28
...
560 583,205
City of College Station (GO)
5.000%, 02/15/28 . 1,045 1,088,301
5.000%, 02/15/29 . 345 366,291
5.000%, 02/15/35 . 1,040 1,144,186
City of Dallas (GO)
5.000% 02/15/38
...
3,545 3,963,849
City of Dallas Hotel
Occupancy Tax (RB)
4.000% 08/15/27
...
1,175 1,178,239
City of Dallas Waterworks &
Sewer System (RB)
5.000%, 10/01/28 . 1,115 1,116,836

148
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
TEXAS — (Continued)
4.000%, 10/01/34 . 1,090 $ 1,131,303
City of Denton (GO)
5.000% 02/15/29
...
2,435 2,586,620
City of El Paso (GO)
5.000%, 08/15/27 . 855 880,787
5.000%, 08/15/37 . 1,370 1,509,786
5.000%, 08/15/37 . 3,580 3,945,281
City of El Paso Water &
Sewer (RB)
5.000%, 03/01/27 . 695 708,423
5.000%, 03/01/45 . 735 783,408
City of Fort Worth (GO)
5.000%, 03/01/27 . 2,665 2,718,916
5.000%, 03/01/36 . 4,690 5,127,125
5.000%, 03/01/37 . 2,430 2,640,846
City of Garland Electric
Utility System (RB)
5.000% 03/01/37
(AGM)
............
240 272,088
City of Grand Prairie (GO)
5.000%, 02/15/35 . 835 952,368
5.000%, 02/15/36 . 470 539,348
City of Greenville Electric
System (RB)
5.000%, 02/15/45
(BAM) ........... 1,000 1,056,722
5.000%, 02/15/46
(BAM) ........... 580 607,297
City of Houston (GO)
5.000%, 03/01/27 . 1,225 1,248,762
5.000%, 03/01/35 . 2,750 3,142,027
5.250%, 03/01/39 . 560 617,205
5.250%, 03/01/40 . 2,810 3,085,583
5.000%, 03/01/43 . 4,480 4,835,268
5.250%, 03/01/43 . 5,125 5,562,370
5.000%, 03/01/44 . 1,585 1,701,861
City of Houston Hotel
Occupancy Tax &
Special (RB), Series A
5.000% 09/01/39
...
3,225 3,610,072
City of Hutto (GO)
5.000%
08/01/43 (BAM)
....
805 870,392
City of Irving (GO)
5.000%
09/15/26
..........
1,010 1,018,884
City of Kyle (GO)
5.000%
08/15/44 (AGM)
....
575 611,014
City of Lancaster (GO)
5.000%, 02/15/45 . 795 851,055
5.000%, 02/15/46 . 1,190 1,260,166
City of Laredo Waterworks
& Sewer System (RB)
5.000%, 03/01/28 . 1,000 1,040,664
5.000%, 03/01/43 . 625 667,082
5.000%, 03/01/44 . 500 531,211
City of Leander (GO)
Face
Amount
Value†
(000)
TEXAS — (Continued)
5.000%, 08/15/38 . 310 $ 348,329
5.000%, 08/15/39 . 585 653,928
5.000%, 08/15/40 . 270 300,439
City of Mount Pleasant (GO)
5.000%, 05/15/39
(AGM) ........... 1,845 2,005,529
5.000%, 05/15/43
(AGM) ........... 2,090 2,231,836
City of Pearland (GO)
5.000% 03/01/28
...
1,545 1,611,214
City of Pflugerville (GO)
4.000%, 08/01/30 . 1,000 1,038,833
4.000%, 08/01/31 . 1,940 1,942,722
5.000%, 08/01/36 . 1,665 1,821,323
5.000%, 08/01/40 . 855 932,671
5.000%, 08/01/41 . 900 977,740
City of Richardson (GO)
5.000%, 02/15/41 . 375 410,865
5.000%, 02/15/42 . 400 436,269
5.000%, 02/15/44 . 1,500 1,606,305
City of Round Rock (GO)
5.000% 08/15/39
...
1,890 2,121,187
City of San Antonio (GO)
5.000%, 08/01/26 . 2,235 2,248,405
City of San Antonio Electric
& Gas Systems (RB)
5.000%, 02/01/27 . 5,050 5,140,476
4.000%, 02/01/27 . 2,080 2,101,928
5.000%, 02/01/35 . 950 972,135
5.000%, 02/01/37 . 5,910 6,732,251
5.000%, 02/01/43 . 795 858,342
5.000%, 02/01/44 . 200 214,488
City of Seguin (GO)
5.000% 09/01/42
...
2,000 2,152,104
City of Sherman (GO)
5.000% 08/15/43
...
2,580 2,764,460
City of Taylor (GO), Series
A
5.000% 08/15/38
..
1,465 1,583,416
City of Temple (GO)
5.000%, 08/01/27 . 210 216,218
5.000%, 08/01/42 . 2,560 2,789,885
City of Waco (GO)
5.000%, 02/01/43 . 925 1,002,465
5.000%, 02/01/44 . 715 770,526
Clear Lake City Water
Authority (GO)
5.000%
03/01/27
..........
335 340,746
Comal Independent School
District (GO)
5.000%
02/01/28 (PSF-GTD) 510 531,908
Conroe Independent
School District (GO)
5.000% 02/15/44
(PSF-GTD)
........
4,500 4,876,115

149
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
TEXAS — (Continued)
Corpus Christi Independent
School District (GO)
5.000% 08/15/40
(PSF-GTD)
........
1,250 $ 1,377,231
County of Bexar (GO)
5.000% 06/15/43
...
1,985 2,132,218
County of Bexar (RB)
5.000% 08/15/27
...
340 350,080
County of Collin (GO)
5.000% 02/15/29
...
1,065 1,132,496
County of Denton (GO)
5.000%, 07/15/41 . 460 507,167
5.000%, 07/15/42 . 530 581,428
County of Ector (GO)
5.000% 02/15/44
...
3,000 3,189,675
County of Fort Bend Toll
Road (RB)
5.000%
03/01/42 (AGM)
....
500 543,701
County of Harris (GO)
5.000%, 09/15/26 . 2,825 2,849,742
5.000%, 09/15/28 . 1,205 1,271,684
5.000%, 10/01/29 . 1,125 1,212,242
5.000%, 09/15/42 . 1,460 1,582,975
5.000%, 09/15/42 . 2,000 2,188,022
County of Hays (GO)
5.000% 02/15/36
...
860 981,326
County of Hidalgo (GO)
5.000% 08/15/27
...
380 390,533
County of Midland (GO)
5.000% 02/15/42
...
3,890 4,188,232
County of Montgomery
(GO), Series A
5.000%
03/01/27
..........
880 896,777
County of Tarrant (GO)
5.000% 07/15/26
...
670 673,138
County of Travis (GO)
4.000% 03/01/42
...
2,205 2,202,513
County of Williamson (GO)
5.000%, 02/15/27 . 1,465 1,493,010
5.000%, 02/15/30 . 2,630 2,781,093
5.000%, 02/15/42 . 2,250 2,455,083
Crowley Independent
School District (GO)
5.000% 02/01/37
(PSF-GTD)
........
845 933,061
Cypress-Fairbanks
Independent School
District (GO)
5.000%, 02/15/28
(PSF-GTD) ....... 670 699,319
5.000%, 02/15/37
(PSF-GTD) ....... 1,000 1,159,852
Dallas College (GO)
5.000% 02/15/29
...
1,925 2,049,138
Face
Amount
Value†
(000)
TEXAS — (Continued)
Dallas Fort Worth
International Airport
(RB)
5.000% 11/01/30 350 $ 383,769
Dallas Independent School
District (GO)
5.000%, 02/15/29
(PSF-GTD) ....... 1,220 1,301,233
5.000%, 02/15/41
(PSF-GTD) ....... 2,925 3,148,981
Del Valle Independent
School District (GO)
5.000% 06/15/26
(PSF-GTD)
........
745 747,142
Denton Independent
School District (GO),
Series C
5.000%
08/15/36 (PSF-GTD) 750 855,261
DeSoto Independent
School District (GO)
5.000% 08/15/26
(PSF-GTD)
........
310 311,912
Dripping Springs
Independent School
District (GO)
5.000%
02/15/38 (PSF-GTD) 435 480,926
Eagle Mountain & Saginaw
Independent School
District (GO)
5.000%, 08/15/27
(PSF-GTD) ....... 1,275 1,315,262
5.000%, 08/15/42
(PSF-GTD) ....... 715 786,539
East Central Independent
School District (GO)
4.000% 08/15/41
(PSF-GTD)
........
1,030 1,040,244
El Paso County Hospital
District (GO)
5.000%, 02/15/27
(AGM) ........... 635 644,921
5.000%, 08/15/40
(AGM) ........... 1,375 1,488,889
El Paso Independent
School District (GO)
5.000% 08/15/26
(PSF-GTD)
........
1,365 1,373,577
Forney Independent
School District (GO)
5.000% 08/15/27
(PSF-GTD)
........
1,000 1,029,003
Fort Bend Independent
School District (GO),
Series A
5.000%
08/15/26 (PSF-GTD) 1,210 1,217,920

150
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
TEXAS — (Continued)
Fort Worth Independent
School District (GO),
Series A
5.000%
02/15/32 (PSF-GTD) 2,075 $ 2,196,094
Frisco Independent School
District (GO)
5.000%, 02/15/28
(PSF-GTD) ....... 420 437,778
4.000%, 02/15/28
(PSF-GTD) ....... 3,760 3,853,852
5.000%, 02/15/34
(PSF-GTD) ....... 3,185 3,632,113
Galveston Independent
School District (GO)
5.000%, 02/01/27
(PSF-GTD) ....... 420 427,304
Goose Creek Consolidated
Independent School
District (GO)
5.000%, 02/15/27
(PSF-GTD) ....... 360 366,769
5.000%, 02/15/28
(PSF-GTD) ....... 1,250 1,304,253
Greater Texoma Utility
Authority (RB)
5.000%, 10/01/42
(BAM) ........... 2,525 2,682,702
5.000%, 10/01/43
(BAM) ........... 5,630 5,953,118
Greenville Independent
School District (GO)
5.000% 02/15/27
(PSF-GTD)
........
380 387,085
Gulf Coast Authority (RB)
5.000%, 10/01/29 . 1,250 1,333,008
5.000%, 10/01/35 . 1,605 1,800,307
Harris County Cultural
Education Facilities
Finance Corp., Series A
5.000% 12/01/36
...
5,515 6,296,913
Harris County Cultural
Education Facilities
Finance Corp. (RB)
5.000%, 11/15/26 . 105 105,149
5.000%, 05/15/27 . 770 786,149
5.000%, 05/15/28 . 325 338,693
5.000%, 07/01/28 . 550 576,352
3.000%, 10/01/40 . 245 210,770
Harris County Flood
Control District (GO),
Series A
5.000%
10/01/27
..........
1,845 1,906,039
Hays Consolidated
Independent School
District (GO)
Face
Amount
Value†
(000)
TEXAS — (Continued)
5.000%, 02/15/27
(PSF-GTD) ....... 470 $ 478,764
5.000%, 02/15/35
(PSF-GTD) ....... 550 631,009
Houston City College (GO)
5.000%, 02/15/28 . 1,615 1,681,719
5.000%, 02/15/35 . 1,975 2,072,146
Hurst-Euless-Bedford
Independent School
District (GO)
5.000%
08/15/43 (PSF-GTD) 3,450 3,744,087
Hutto Independent School
District (GO)
5.000%, 08/01/26
(PSF-GTD) ....... 210 211,180
5.000%, 08/01/27
(PSF-GTD) ....... 205 211,018
Katy Independent School
District (GO)
5.000%, 02/15/27
(PSF-GTD) ....... 380 387,175
5.000%, 02/15/30
(PSF-GTD) ....... 2,860 2,910,357
Lamar Consolidated
Independent School
District (GO)
5.000%, 02/15/30 . 1,145 1,231,870
5.000%, 02/15/45
(PSF-GTD) ....... 2,500 2,704,634
Lewisville Independent
School District (GO)
5.000% 08/15/43
(PSF-GTD)
........
1,000 1,080,072
Lower Colorado River
Authority (RB)
5.000%, 05/15/26
(AGM) ........... 2,415 2,417,127
5.000%, 05/15/29 . 1,830 1,948,517
5.000%, 05/15/32
(AGM) ........... 560 614,598
5.000%, 05/15/33 . 2,160 2,278,795
5.000%, 05/15/41 . 275 290,701
5.000%, 05/15/42
(AGM) ........... 1,300 1,401,424
Marble Falls Independent
School District (GO)
5.000% 02/15/28
(PSF-GTD)
........
1,410 1,471,450
North East Texas Regional
Mobility Authority (RB),
Series A
5.000%
01/01/35
..........
625 699,854
North Texas Municipal
Water District Water
System (RB)
5.000%
09/01/26
..........
1,405 1,415,890

151
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
TEXAS — (Continued)
North Texas Tollway
Authority (RB)
5.000%, 01/01/27 . 1,125 $ 1,142,031
5.000%, 01/01/39 . 3,020 3,092,559
Northside Independent
School District (GO)
5.000% 08/01/26
(PSF-GTD)
........
500 502,898
Northwest Independent
School District (GO)
5.000% 02/15/38
(PSF-GTD)
........
3,335 3,619,399
Pearland Independent
School District (GO)
5.000%, 02/15/35
(PSF-GTD) ....... 195 224,532
5.000%, 02/15/36
(PSF-GTD) ....... 245 279,198
Permanent University Fund
- University of Texas
System (RB)
5.000%, 07/01/27 . 885 888,228
5.000%, 07/01/43 . 1,000 1,089,791
Pflugerville Independent
School District (GO),
Series A
5.000%
02/15/41
..........
1,025 1,111,259
Plano Independent School
District (GO)
5.000%
02/15/29
..........
2,255 2,394,162
Prosper Independent
School District (GO),
Series A
5.000%
02/15/44 (PSF-GTD) 1,525 1,639,580
Richardson Independent
School District (GO)
5.000%, 02/15/27
(PSF-GTD) ....... 690 703,083
5.000%, 02/15/29
(PSF-GTD) ....... 390 415,317
Round Rock Independent
School District (GO)
5.000%, 08/01/26
(PSF-GTD) ....... 660 663,942
5.000%, 08/01/29
(PSF-GTD) ....... 2,420 2,597,584
San Antonio Independent
School District (GO)
5.000%, 08/15/26
(PSF-GTD) ....... 1,200 1,207,890
5.000%, 08/15/27
(PSF-GTD) ....... 945 974,598
5.000%, 08/15/28
(PSF-GTD) ....... 1,795 1,892,952
5.000%, 08/15/28
(PSF-GTD) ....... 2,855 3,010,795
Face
Amount
Value†
(000)
TEXAS — (Continued)
5.000%, 08/15/29
(PSF-GTD) ....... 540 $ 580,048
4.000%, 08/15/43
(PSF-GTD) ....... 1,500 1,500,637
Sherman Independent
School District (GO),
Series B
5.000%
02/15/42 (PSF-GTD) 1,000 1,073,191
Splendora Independent
School District (GO)
5.000% 02/15/43
(PSF-GTD)
........
900 960,760
Springtown Independent
School District (GO)
5.000% 02/15/38
(PSF-GTD)
........
1,425 1,597,347
Stanton Independent
School District (GO)
5.000% 02/15/38
(PSF-GTD)
........
1,150 1,266,374
State of Texas (GO)
5.000%, 10/01/26 . 1,610 1,616,860
5.000%, 04/01/27 . 2,845 2,850,071
5.000%, 04/01/27 . 2,540 2,544,527
5.000%, 10/01/31 . 1,730 1,784,143
5.000%, 10/01/32 . 2,700 2,781,775
5.000%, 02/01/35 . 3,635 4,193,944
5.000%, 08/01/35 . 2,390 2,765,879
5.000%, 10/01/35 . 1,665 1,928,526
Sulphur Springs
Independent School
District (GO)
5.000%
02/15/44 (PSF-GTD) 970 1,034,421
Tarrant County College
District (GO)
5.000%
08/15/26
..........
1,385 1,394,227
Tarrant County Cultural
Education Facilities
Finance Corp. (RB)
5.000%, 07/01/28 . 315 329,611
5.000%, 11/15/28 . 965 1,019,939
5.000%, 10/01/39 . 565 628,658
5.000%, 12/01/44 . 1,000 1,067,525
Tarrant Regional Water
District Water Supply
System (RB), Series A
5.000% 03/01/27
...
1,885 1,890,001
Temple Independent School
District (GO)
5.000%, 02/01/27
(PSF-GTD) ....... 820 833,953
5.000%, 02/01/39
(PSF-GTD) ....... 715 792,835
5.000%, 02/01/43
(PSF-GTD) ....... 1,590 1,709,771

152
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
TEXAS — (Continued)
Texas A&M University
(RB), Series A
5.000%
05/15/36
..........
2,670 $ 3,055,085
Texas City Independent
School District (GO)
5.000% 08/15/39
(PSF-GTD)
........
1,700 1,840,607
Texas Department of
Transportation State
Highway Fund (RB),
Series A
5.000%
10/01/29
..........
1,100 1,109,359
Texas State Technical
College (RB)
5.000%
08/01/29 (AGM)
....
890 953,357
Texas Tech University
System (RB), Series A
5.000% 02/15/42
...
470 518,258
Texas Transportation
Commission (GO)
5.000%, 04/01/43 . 535 580,653
5.000%, 04/01/46 . 750 810,986
Tomball Independent
School District (GO)
5.000% 02/15/29
(PSF-GTD)
........
635 674,986
Trinity River Authority
Central Regional
Wastewater System
(RB)
5.000% 08/01/29 635 681,897
University of Houston
(RB), Series A
5.000%
02/15/30
..........
9,000 9,753,409
Upper Trinity Regional
Water District (RB)
5.000%, 08/01/26
(BAM) ........... 440 442,361
5.000%, 08/01/31
(BAM) ........... 260 285,316
Waco Independent School
District (GO)
5.000%
08/15/26 (PSF-GTD) 250 251,629
Washington County Junior
College District (RB)
5.000% 10/01/29
(AGM)
............
1,700 1,808,227
Waxahachie Independent
School District (GO)
5.000% 02/15/27
(PSF-GTD)
........
660 671,526
Weatherford Independent
School District (GO)
5.000% 02/15/44
(PSF-GTD)
........
605 649,788
Face
Amount
Value†
(000)
TEXAS — (Continued)
West Travis County Public
Utility Agency (RB)
6.500% 08/15/26
(AGM)
............
435 $ 439,337
TOTAL TEXAS ........... 388,584,514
UTAH — (0.2%)
Central Valley Water
Reclamation Facility
(RB), Series C
4.000%
03/01/40
..........
4,770 4,801,532
VERMONT — (0.0%)
State of Vermont (GO),
Series A
5.000%
08/15/27
..........
100 103,084
VIRGINIA — (3.0%)
Arlington County Industrial
Development Authority
(RB)
5.000% 07/01/26 460 461,470
City of Alexandria (GO)
4.000%, 12/15/39 . 1,685 1,741,164
4.000%, 12/15/40 . 2,485 2,545,014
City of Manassas (GO)
4.000%, 01/01/42
(ST AID WITHHLDG) 1,075 1,086,611
4.000%, 01/01/43
(ST AID WITHHLDG) 2,305 2,322,996
4.000%, 01/01/44
(ST AID WITHHLDG) 1,120 1,123,091
City of Newport News
(GO), Series A
5.000%
08/01/29
..........
895 921,290
City of Norfolk (GO)
5.000%, 09/01/26
(ST AID WITHHLDG) 7,530 7,588,692
5.000%, 09/01/27
(ST AID WITHHLDG) 1,185 1,222,835
5.000%, 09/01/36
(ST AID WITHHLDG) 225 249,744
City of Richmond (GO),
Series A
5.000%
03/01/30 (ST AID
WITHHLDG)
.......
1,260 1,315,321
City of Virginia Beach
(GO), Series B
4.000%
02/01/42 (ST AID
WITHHLDG)
.......
5,315 5,383,564
Commonwealth of Virginia
(GO), Series A
5.000%
06/01/27
..........
880 881,745
County of Fairfax (GO)
4.000%, 10/01/29
(ST AID WITHHLDG) 10,505 10,998,123
4.000%, 10/01/42
(ST AID WITHHLDG) 6,535 6,603,461

153
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
VIRGINIA — (Continued)
4.000%, 10/01/43
(ST AID WITHHLDG) 2,500 $ 2,523,832
County of Henrico (GO),
Series A
4.000%
08/01/41
..........
1,950 2,008,715
County of Henrico Water &
Sewer (RB)
¤ 5.000%, 05/01/29
(Pre-refunded @
$100, 5/1/26) ...... 2,005 2,005,000
¤ 5.000%, 05/01/30
(Pre-refunded @
$100, 5/1/26) ...... 1,005 1,005,000
¤ 5.000%, 05/01/31
(Pre-refunded @
$100, 5/1/26) ...... 2,170 2,170,000
¤ 5.000%, 05/01/33
(Pre-refunded @
$100, 5/1/26) ...... 1,500 1,500,000
County of Loudoun (GO)
5.000%, 12/01/26
(ST AID WITHHLDG) 305 309,265
5.000%, 12/01/26
(ST AID WITHHLDG) 285 288,985
5.000%, 12/01/28
(ST AID WITHHLDG) 4,500 4,783,548
TOTAL VIRGINIA ......... 61,039,466
WASHINGTON — (7.2%)
Auburn School District No.
408 of King & Pierce
Counties (GO)
5.000%
12/01/26 (SCH BD
GTY)
.............
2,350 2,382,817
City of Seattle (GO)
5.000% 05/01/43
...
1,355 1,481,211
City of Seattle Drainage
& Wastewater (RB)
5.000% 09/01/29
...
1,495 1,613,221
City of Seattle Municipal
Light & Power (RB)
5.000%, 07/01/26 . 4,080 4,095,918
5.000%, 09/01/29 . 3,790 3,910,516
County of King (GO)
5.000%, 06/01/29 . 685 734,669
5.000%, 12/01/38 . 2,485 2,834,683
County of Spokane (GO)
5.000%, 12/01/28 . 615 652,181
5.000%, 12/01/36 . 305 350,189
5.000%, 12/01/37 . 230 262,357
County of Thurston (GO)
5.000% 12/01/43
...
2,340 2,507,003
Energy Northwest (RB)
5.000%, 07/01/26 . 4,165 4,180,615
5.000%, 07/01/26 . 585 585,728
5.000%, 07/01/28 . 12,310 12,745,332
Face
Amount
Value†
(000)
WASHINGTON
— (Continued)
5.000%, 07/01/36 . 1,595 $ 1,683,900
5.000%, 07/01/37 . 1,750 1,948,836
5.000%, 07/01/39 . 2,490 2,639,291
5.000%, 07/01/40 . 2,920 3,140,483
5.000%, 07/01/41 . 2,275 2,440,621
5.000%, 07/01/41 . 500 557,813
4.000%, 07/01/42 . 1,360 1,369,614
Franklin County School
District No. 1 Pasco
(GO), Series 1
5.000%
12/01/35 (SCH BD
GTY)
.............
1,130 1,259,384
King & Snohomish
Counties School District
No. 417 Northshore
(GO)
5.000% 12/01/34
(SCH BD GTY)
.....
1,665 1,918,806
King County Public
Hospital District No. 2
(GO)
5.000% 12/01/29 350 375,049
King County School District
No. 401 Highline (GO)
5.000%, 12/01/41
(SCH BD GTY) .... 1,730 1,875,348
5.000%, 12/01/45
(SCH BD GTY) .... 500 540,273
King County School District
No. 405 Bellevue (GO)
5.000% 12/01/45
(SCH BD GTY)
.....
5,000 5,402,174
King County School District
No. 406 Tukwila (GO)
5.000%, 12/01/28
(SCH BD GTY) .... 795 838,775
5.000%, 12/01/29
(SCH BD GTY) .... 855 917,700
Pierce County School
District No. 3 Puyallup
(GO)
5.000% 12/01/31
(SCH BD GTY)
.....
4,610 4,721,378
Pierce County School
District No. 403 Bethel
(GO)
5.000% 12/01/42
(SCH BD GTY)
.....
2,000 2,192,066
Snohomish County Public
Utility District No. 1
Electric System (RB),
Series A
5.000%
12/01/36
..........
1,630 1,872,955
Snohomish County
School District No. 201
Snohomish (GO)
4.000%, 12/01/26
(SCH BD GTY) .... 480 483,888

154
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
WASHINGTON
— (Continued)
5.000%, 12/01/26
(SCH BD GTY) .... 780 $ 790,801
5.000%, 12/01/27
(SCH BD GTY) .... 855 887,902
Spokane County School
District No. 81 Spokane
(GO)
4.000% 12/01/43
(SCH BD GTY)
.....
1,895 1,899,377
State of Washington (GO)
5.000%, 07/01/26 . 1,000 1,003,703
4.000%, 07/01/27 . 1,350 1,372,688
5.000%, 08/01/28 . 1,500 1,581,916
5.000%, 08/01/30 . 3,020 3,312,326
5.000%, 08/01/31 . 1,355 1,362,824
5.000%, 08/01/37 . 3,690 4,214,766
5.000%, 07/01/38 . 3,675 4,183,722
5.000%, 08/01/38 . 8,000 9,062,075
5.000%, 08/01/38 . 3,345 3,704,085
5.000%, 02/01/39 . 1,490 1,554,802
5.000%, 07/01/39 . 2,580 2,889,180
5.000%, 08/01/39 . 4,260 4,531,278
5.000%, 08/01/39 . 3,075 3,389,128
5.000%, 08/01/41 . 5,000 5,090,734
5.000%, 02/01/42 . 760 767,751
5.000%, 08/01/42 . 1,250 1,304,013
5.000%, 02/01/43 . 1,055 1,103,155
5.000%, 02/01/44 . 1,675 1,759,656
5.000%, 06/01/44 . 1,415 1,472,301
University of Washington
(RB)
5.000% 12/01/28 425 450,705
Washington Health Care
Facilities Authority (RB)
5.000%, 08/01/26 . 200 200,994
5.000%, 08/15/34 . 1,080 1,107,287
5.000%, 08/15/35 . 1,500 1,536,185
5.000%, 10/01/35 . 7,035 7,788,825
5.000%, 03/01/40 . 1,355 1,481,309
5.000%, 09/01/40 . 300 323,904
Whatcom County School
District No. 501
Bellingham (GO)
4.000% 12/01/38
(SCH BD GTY)
.....
3,605 3,658,394
TOTAL WASHINGTON .... 148,300,580
WEST VIRGINIA — (0.4%)
State of West Virginia (GO)
5.000%, 12/01/39 . 2,045 2,211,230
5.000%, 06/01/41 . 1,480 1,524,729
5.000%, 12/01/41 . 1,000 1,044,412
West Virginia Hospital
Finance Authority (RB)
5.000%, 06/01/37 . 230 251,039
Face
Amount
Value†
(000)
WEST VIRGINIA
— (Continued)
5.250%, 06/01/42 . 1,000 $ 1,095,611
TOTAL WEST VIRGINIA ... 6,127,021
WISCONSIN — (3.4%)
City of Madison (GO)
5.000%, 10/01/26 . 6,315 6,374,827
5.000%, 10/01/26 . 950 959,000
City of Milwaukee (GO)
5.000%, 04/01/27 . 455 463,922
4.000%, 04/01/28 . 140 140,126
5.000%, 04/01/28 . 2,790 2,906,291
5.000%, 04/01/29
(AGM) ........... 1,355 1,434,604
City of Racine (GO)
4.500% 03/15/27
...
1,205 1,206,378
Madison Metropolitan
School District (GO)
5.000%, 03/01/30 . 3,690 4,008,842
5.000%, 03/01/42 . 600 655,123
Milwaukee Metropolitan
Sewerage District
(GO), Series H
5.000%
10/01/34
..........
635 728,813
Platteville School District
(GO)
5.000%, 03/01/30 . 805 866,629
5.000%, 03/01/31 . 1,230 1,331,392
State of Wisconsin (GO)
5.000%, 11/01/26 . 1,615 1,633,910
5.000%, 05/01/27 . 4,975 5,096,746
5.000%, 05/01/29 . 3,175 3,401,472
5.000%, 05/01/31 . 9,185 10,197,239
5.000%, 05/01/31 . 3,040 3,316,298
5.000%, 05/01/37 . 2,370 2,597,021
5.000%, 05/01/37 . 840 936,889
5.000%, 05/01/38 . 5,000 5,718,167
5.000%, 05/01/38 . 3,095 3,435,342
4.000%, 05/01/40 . 660 664,448
5.000%, 05/01/41 . 5,435 5,949,870
4.000%, 05/01/41 . 3,195 3,213,470
Village of Germantown
(GO), Series E
5.000%
03/01/30
..........
1,670 1,800,371
Wisconsin Department of
Transportation (RB),
Series A
5.000%
07/01/43
..........
2,700 2,928,424

155
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value†
(000)
WISCONSIN — (Continued)
Wisconsin Health &
Educational Facilities
Authority (RB), Series A
5.000% 08/15/32
...
360 $ 360,608
TOTAL WISCONSIN ...... 72,326,222
TOTAL MUNICIPAL BONDS 2,081,513,558
COMMERCIAL PAPER — (0.4%)
Board of Regents of the
University of Texas System
2.430%, 05/05/26 ...... 5,000 4,999,511
County of Harris
2.470%, 08/12/26 ...... 717 716,683
County of Maricopa
2.390%, 06/16/26 ...... 3,316 3,315,092
TOTAL COMMERCIAL
PAPER ................. 9,031,286
Shares Value†
MONEY MARKET
FUNDS  — (0.1%)
BlackRock Liquidity Funds
MuniCash
(r) 3.356%, ............. 1,097 ,234 1,097,344
TOTAL INVESTMENTS
— (100.0%)
(Cost $2,083,550,006) ..... $ 2,091,642,188
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Municipal Bonds .................. $ — $ 2,081,513,558 $ — $ 2,081,513,558
Commercial Paper ................ — 9,031,286 — 9,031,286
Money Market Fund s .............. 1,097,344 — — 1,097,344
Total Investments .................
$1,097,344 $2,090,544,844 $— $2,091,642,188
See accompanying Notes to Financial Statements.

156
Dimensional California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Face
Amount
Value†
(000)
MUNICIPAL BONDS — (97.7%)
CALIFORNIA — (97.7%)
Alameda Corridor
Transportation Authority
(RB), Series A
5.000%
10/01/43 (AGM)
....
500 $ 546,222
Alameda Unified School
District-Alameda County
(GO), Series 2022-B
5.000% 08/01/43
...
200 218,842
Alum Rock Union
Elementary School
District (GO)
5.000%
08/01/42 (BAM)
....
300 330,321
Amador Water Agency
(COP), Series A
5.000% 06/01/26
...
240 240,267
Anaheim Housing & Public
Improvements Authority
(RB)
5.000%, 10/01/26 . 1,200 1,213,161
5.000%, 10/01/26 . 230 232,522
5.000%, 10/01/29 . 800 829,877
5.000%, 10/01/29 . 3,070 3,184,654
5.000%, 10/01/32 . 880 972,146
Antelope Valley Union High
School District (GO)
5.000%, 08/01/26 . 750 754,992
5.000%, 08/01/27 . 465 481,041
Arcadia Unified School
District (GO)
4.000%
08/01/40
..........
1,000 1,000,178
Atascadero Unified School
District (GO), Series A
5.000% 08/01/27
...
250 258,247
Bay Area Toll Authority (RB)
2.000%, 04/01/55 . 2,680 2,680,000
2.000%, 04/01/55 . 745 745,000
Beaumont Public
Improvement Authority
(RB)
5.000%, 09/01/29 . 300 326,947
5.000%, 09/01/30 . 305 339,644
Belmont-Redwood Shores
School District (GO),
Series A
5.000%
08/01/26
..........
420 422,689
Belmont-Redwood Shores
School District CA
5.000% 08/01/40
...
760 880,675
Burbank Unified School
District (GO)
5.000%, 08/01/27 . 650 671,606
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
5.000%, 08/01/29 . 1,135 $ 1,230,910
California Educational
Facilities Authority
(RB), Series A
5.000%
04/01/44
..........
300 328,200
California Health Facilities
Financing Authority (RB)
5.000%, 11/01/27 . 2,345 2,433,018
5.000%, 02/01/28 . 185 193,606
5.000%, 12/01/28 . 550 577,211
5.000%, 11/15/30 . 1,330 1,336,911
5.000%, 11/15/31 . 1,275 1,290,382
5.000%, 08/15/32 . 1,920 1,931,185
5.000%, 08/15/33 . 1,045 1,214,335
5.000%, 08/15/35 . 700 821,944
4.000%, 08/15/36 . 1,100 1,100,389
4.000%, 04/01/38 . 400 402,361
2.000%, 03/01/41 . 2,360 2,360,000
5.000%, 08/15/41 . 515 556,602
5.000%, 12/01/41 . 500 548,379
5.000%, 11/01/43 . 355 388,249
5.000%, 11/15/43 . 4,665 5,133,151
5.000%, 12/01/43 . 1,250 1,355,740
¤ 5.000%, 11/15/46
(Pre-refunded @ $100
11/15/26) ......... 910 922,287
California Infrastructure &
Economic Development
Bank (RB)
5.000%
10/01/28
..........
970 994,803
California Public Finance
Authority (RB)
5.000%, 06/01/26 . 100 100,158
5.000%, 06/01/28 . 180 187,378
California State Public
Works Board (RB)
5.000%, 09/01/26 . 490 493,985
5.000%, 08/01/27 . 1,200 1,237,841
5.000%, 09/01/28 . 1,985 2,098,240
5.000%, 12/01/28 . 1,115 1,185,055
5.000%, 11/01/30 . 1,340 1,354,721
4.000%, 11/01/30 . 400 402,373
4.000%, 11/01/31 . 1,820 1,829,264
4.000%, 04/01/33 . 600 602,022
5.000%, 11/01/33 . 2,015 2,172,699
5.000%, 05/01/34 . 1,055 1,178,542
5.000%, 08/01/35 . 300 330,057
5.000%, 11/01/37 . 1,400 1,588,425
5.000%, 09/01/39 . 2,625 2,939,014
5.000%, 09/01/39 . 445 503,690
5.000%, 11/01/41 . 750 827,649

157
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
5.000%, 11/01/42 . 755 $ 846,204
5.000%, 11/01/43 . 2,000 2,229,264
4.500%, 11/01/43 . 1,785 1,833,397
5.000%, 04/01/44 . 2,185 2,381,369
California State University
(RB)
5.000%, 11/01/26 . 1,195 1,210,486
5.000%, 11/01/27 . 1,010 1,050,187
5.000%, 11/01/28 . 650 694,651
5.000%, 11/01/30 . 3,980 4,020,316
5.000%, 11/01/31 . 655 656,320
4.000%, 11/01/35 . 1,465 1,465,555
4.000%, 11/01/36 . 40 40,011
California Statewide
Communities
Development Authority
(RB)
5.000%, 12/01/26 . 185 187,587
5.000%, 12/01/43 . 2,250 2,452,046
Calleguas Municipal Water
District (RB), Series A
5.000% 07/01/40
...
350 397,576
Campbell Union High
School District (GO),
Series B
4.000%
08/01/37
..........
500 500,523
Campbell Union School
District (GO)
4.000%
08/01/43
..........
1,500 1,535,644
Carlsbad Unified School
District (GO)
5.000%, 08/01/26 . 40 40,257
5.000%, 08/01/40 . 300 343,719
4.000%, 08/01/44 . 1,200 1,212,948
Cerritos Community
College District (GO)
4.000% 08/01/44
...
750 758,934
Chabot-Las Positas
Community College
District (GO), Series
2016-C
5.000%
08/01/43
..........
165 180,544
Chula Vista Elementary
School District (GO)
5.000%, 08/01/38 . 200 225,053
4.000%, 08/01/42 . 930 935,563
4.000%, 08/01/43 . 480 481,003
Chula Vista Municipal
Financing Authority
(RB)
5.000% 05/01/26 930 930,000
City & County of San
Francisco (COP), Series
A
4.000% 04/01/41
..
2,500 2,545,020
City & County of San
Francisco (GO)
5.000%, 06/15/26 . 2,000 2,005,800
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
5.000%, 04/01/29 . 2,335 $ 2,512,337
5.000%, 06/15/29 . 1,105 1,167,121
5.000%, 04/01/37 . 3,425 3,977,275
4.000%, 06/15/39 . 735 745,600
5.000%, 04/01/41 . 4,000 4,524,078
4.000%, 06/15/41 . 2,060 2,073,032
4.000%, 06/15/42 . 1,560 1,563,865
5.000%, 06/15/43 . 2,000 2,193,438
5.000%, 06/15/44 . 2,025 2,201,690
City of Bakersfield
Wastewater (RB)
5.000%, 09/15/29 . 735 802,469
5.000%, 09/15/30 . 1,705 1,900,107
City of Berkeley (RN)
4.000% 07/28/26
...
7,875 7,906,572
City of Los Angeles (RN)
5.000% 06/25/26
...
1,220 1,224,227
City of Los Angeles
Wastewater System (RB)
5.000%, 06/01/27 . 585 601,318
5.000%, 06/01/28 . 2,035 2,154,112
City of Oakland (GO)
5.000% 07/15/28
...
2,350 2,478,049
City of Oxnard Wastewater
(RB)
5.000% 06/01/28
(BAM)
............
355 374,713
City of Riverside Electric
(RB), Series A
5.000%
10/01/43
..........
1,275 1,411,804
City of Riverside Sewer
(RB), Series A
5.000%
08/01/29
..........
765 829,895
City of Roseville Electric
System Revenue (RB)
5.000% 02/01/42
...
870 983,594
City of San Francisco Public
Utilities Commission
Water (RB)
5.000%, 11/01/27 . 2,865 2,975,850
5.000%, 11/01/28 . 1,925 1,948,940
5.000%, 11/01/28 . 2,530 2,702,519
5.000%, 11/01/29 . 1,125 1,229,052
4.000%, 11/01/30 . 680 684,273
City of Santa Clara (GO),
Series 2024-A
5.000%
08/01/27
..........
1,015 1,049,631
City of Santa Clara Electric
(RB), Series A
5.000%
07/01/44
..........
935 1,017,919
Clovis Unified School
District (GO)
5.000%, 08/01/26 . 460 462,817
5.000%, 08/01/36 . 200 227,665
5.000%, 08/01/37 . 240 272,073
5.000%, 08/01/38 . 200 225,053

158
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
5.000%, 08/01/39 . 210 $ 234,910
Colton Joint Unified School
District (GO), Series
A
5.000% 08/01/41
(BAM)
............
1,250 1,398,289
Compton Unified School
District (GO), Series
B
4.000% 06/01/31
(BAM)
............
1,250 1,266,315
Contra Costa
Transportation Authority
Sales Tax (RB), Series
A
5.000% 03/01/28
..
240 245,493
Corona-Norco Unified
School District (GO)
5.000%, 08/01/30 . 440 486,908
5.000%, 08/01/31 . 320 360,151
County of Los Angeles
(RN), Series A
5.000%
06/30/26
..........
3,795 3,808,635
County of Riverside (RN)
5.000% 06/30/26
...
4,255 4,271,521
County of San Diego
(COP), Series A
5.000% 10/01/45
...
3,500 3,835,751
County of San Diego (RN)
5.000% 06/30/26
...
7,010 7,036,270
Culver City Unified School
District (GO), Series A
4.000% 08/01/44
...
1,080 1,077,232
Cupertino Union School
District (COP)
5.000%, 06/01/37 . 540 628,770
5.000%, 06/01/38 . 525 605,830
Desert Community College
District (GO), Series
2016
5.000% 08/01/27 820 849,836
Desert Sands Unified
School District (GO),
Series 2024-A
4.000%
08/01/44
..........
1,100 1,105,058
East Bay Municipal Utility
District Water System
(RB), Series B
5.000%
06/01/30
..........
810 833,518
East Side Union High
School District (GO),
Series D
5.000%
08/01/27
..........
690 713,716
El Camino Community
College District (GO),
Series 2012-E
4.000%
08/01/43
..........
410 419,075
El Dorado Irrigation District
(COP)
5.000%, 03/01/43 . 715 771,831
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
5.000%, 03/01/44 . 290 $ 311,956
El Dorado Irrigation District
(RB)
5.000%, 03/01/27 . 525 536,674
5.000%, 03/01/33 . 2,000 2,307,767
El Monte Union High School
District (GO)
5.000%, 06/01/28 . 750 792,166
5.000%, 06/01/29 . 650 702,978
Fairfield-Suisun Unified
School District (GO)
5.000% 08/01/39
...
3,500 4,074,105
Folsom Cordova Unified
School District (GO),
Series D
4.000%
10/01/37 (AGM)
....
3,035 3,040,301
Fontana Public Facilities
Financing Authority (RB)
5.000%, 11/01/37 . 450 525,560
5.000%, 11/01/38 . 500 578,583
Foothill-De Anza
Community College
District (GO)
5.000%, 08/01/26 . 1,145 1,152,418
5.000%, 08/01/27 . 1,010 1,043,445
4.000%, 08/01/37 . 2,500 2,501,721
Fremont Unified School
District (GO)
8.000%, 08/01/26 . 2,000 2,026,189
8.000%, 08/01/27 . 1,000 1,069,853
Fremont Union High School
District (GO)
5.000%, 08/01/28 . 760 807,863
5.000%, 08/01/41 . 315 360,532
5.000%, 08/01/42 . 750 851,868
Garden Grove Public
Financing Authority
(RB), Series A
5.000%
04/01/43 (BAM)
....
300 330,529
Glendale Unified School
District (GO)
¤ 4.000%, 09/01/30
(Pre-refunded @ $100
09/01/26) ......... 1,010 1,015,215
¤ 4.000%, 09/01/34
(Pre-refunded @ $100
09/01/26) ......... 1,015 1,020,241
¤ 4.000%, 09/01/35
(Pre-refunded @ $100
09/01/26) ......... 1,325 1,331,841
Goleta Union School District
(GO)
5.000%, 08/01/42 . 160 178,107
5.000%, 08/01/43 . 400 442,176
5.000%, 08/01/44 . 275 301,441

159
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
Grossmont Union High
School District (GO)
4.000% 08/01/33
...
2,030 $ 2,032,851
Hayward Unified School
District (GO)
5.000%, 08/01/41
(BAM) ........... 495 560,817
5.000%, 08/01/42
(BAM) ........... 415 467,301
Imperial Community
College District (GO),
Series 2022-B
5.000%
08/01/43 (AGM)
....
275 303,167
Imperial Irrigation District
Electric System (RB)
5.000%, 11/01/36 . 400 468,430
5.000%, 11/01/37 . 1,210 1,210,000
5.000%, 11/01/37 . 600 698,047
Imperial Irrigation District
Electric System
Revenue
5.000%
11/01/38
..........
1,500 1,740,756
Irvine Facilities Financing
Authority (RB)
5.000%
05/01/30
..........
665 667,115
Irvine Ranch Water District
(RB), Series B
5.000%
05/01/30
..........
325 359,503
La Mesa-Spring Valley
School District (GO),
Series B
5.000%
08/01/41
..........
450 484,506
Lake County Public
Financing Authority (RB)
4.000%, 05/01/42 . 265 267,213
4.000%, 05/01/43 . 955 958,024
Lancaster Financing
Authority (RB), Series
A
5.000% 05/01/43
(BAM)
............
1,000 1,095,904
Long Beach Unified School
District (GO)
5.000%, 08/01/30 . 1,140 1,146,607
5.000%, 08/01/31 . 1,065 1,071,172
5.000%, 08/01/40 . 3,000 3,465,919
4.000%, 08/01/41 . 500 501,664
Los Alamitos Unified
School District (GO),
Series 2018-C
4.000%
08/01/42
..........
300 307,899
Los Angeles Community
College District (GO)
5.000%, 08/01/27 . 1,310 1,352,558
5.000%, 08/01/27 . 1,185 1,223,497
5.000%, 08/01/31 . 3,865 4,358,079
4.000%, 08/01/38 . 675 675,204
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
4.000%, 08/01/38 . 1,000 $ 1,004,441
Los Angeles County
Metropolitan
Transportation Authority
Sales Tax (RB)
5.000%, 07/01/34 . 2,470 2,533,423
5.000%, 06/01/35 . 4,910 4,919,423
5.000%, 07/01/36 . 2,655 2,781,675
5.000%, 06/01/38 . 2,855 2,860,479
5.000%, 06/01/38 . 645 735,594
5.000%, 06/01/39 . 850 964,925
5.000%, 07/01/41 . 2,500 2,551,927
5.000%, 07/01/42 . 2,580 2,630,511
Los Angeles County
Public Works Financing
Authority, Series A
5.000% 03/01/39
...
840 974,705
Los Angeles County
Public Works Financing
Authority (RB)
5.000%, 12/01/29 . 180 180,465
5.000%, 12/01/29 . 790 864,327
5.000%, 12/01/36 . 1,315 1,547,969
Los Angeles County
Sanitation Districts
Financing Authority (RB)
5.000%, 10/01/29 . 280 305,916
5.000%, 10/01/32 . 425 490,297
Los Angeles Department of
Water & Power (RB)
5.000%, 07/01/31 . 135 139,279
5.000%, 07/01/37 . 3,690 3,754,578
5.000%, 07/01/39 . 225 244,779
5.000%, 07/01/41 . 215 227,895
5.000%, 07/01/43 . 1,575 1,654,413
5.000%, 07/01/43 . 1,000 1,061,994
5.000%, 07/01/43 . 1,000 1,065,701
5.000%, 07/01/43 . 70 74,340
Los Angeles Department of
Water & Power Water
System (RB)
5.000%, 07/01/36 . 870 879,261
5.000%, 07/01/42 . 1,065 1,137,322
5.000%, 07/01/43 . 1,000 1,054,355
5.000%, 07/01/43 . 2,000 2,131,402
5.000%, 07/01/43 . 1,500 1,581,533
5.000%, 07/01/44 . 550 583,654
Los Angeles Unified School
District (COP)
5.000%, 10/01/37 . 395 452,534
Los Angeles Unified School
District (GO)
5.000%, 07/01/26 . 645 647,582
5.000%, 07/01/27 . 1,910 1,968,530
5.000%, 07/01/28 . 2,300 2,309,213
5.000%, 07/01/28 . 305 322,070

160
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
5.000%, 07/01/30 . 6,015 $ 6,615,631
5.000%, 07/01/30 . 2,115 2,123,157
5.000%, 07/01/38 . 1,500 1,721,568
5.000%, 07/01/38 . 1,190 1,365,777
5.000%, 07/01/43 . 5,310 5,843,718
5.000%, 07/01/44 . 1,855 2,023,756
Los Rios Community
College District (GO)
5.000% 08/01/27
...
700 724,588
Menifee Union School
District (GO)
5.000%, 08/01/40 . 200 223,128
5.000%, 08/01/41 . 480 532,469
Metropolitan Water District
of Southern California
(RB), Series C
5.000%
07/01/40
..........
840 905,135
Mill Valley School District
(GO), Series 2022-B
4.000% 08/01/44
...
405 409,038
Monterey Peninsula
Community College
District (GO), Series
2020-B
4.000%
08/01/43
..........
500 503,555
Monterey Peninsula
Unified School District
(GO), Series 2018-C
5.000% 08/01/26
...
1,000 1,006,529
Moreno Valley Public
Financing Authority
(RB), Series A
5.000%
11/01/26
..........
145 146,746
Moreno Valley Unified
School District (GO)
5.000%, 08/01/26
(BAM) ........... 385 387,436
5.000%, 08/01/27
(BAM) ........... 345 356,338
Mount Diablo Unified
School District (GO),
Series B
4.000%
08/01/28
..........
1,150 1,189,868
Mt San Antonio Community
College District (GO)
4.000%, 08/01/38 . 1,300 1,329,804
4.000%, 08/01/44 . 535 540,995
5.000%, 08/01/45 . 425 468,645
Municipal Improvement
Corp. of Los Angeles
(RB)
5.000%, 11/01/27 . 2,585 2,617,179
4.000%, 11/01/34 . 4,605 4,609,091
5.000%, 11/01/36 . 1,725 1,738,468
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
Napa Valley Community
College District (GO)
5.000% 08/01/34
...
1,800 $ 2,124,197
Napa Valley Unified School
District (GO), Series
C
4.000% 08/01/36
(AGM)
............
1,520 1,521,819
Northern California
Transmission Agency
(RB), Series A
5.000%
05/01/39
..........
250 287,641
Oak Grove School District
(GO), Series 2022-B
5.000% 08/01/39
...
960 1,101,012
Oakland Unified School
District (GO)
5.000%, 08/01/28 . 1,305 1,312,563
5.000%, 08/01/29 . 1,505 1,618,312
5.000%, 08/01/31
(AGM) ........... 340 349,899
4.000%, 08/01/36
(AGM) ........... 1,500 1,507,653
5.000%, 08/01/38 . 875 893,534
Ohlone Community College
District (GO)
5.000%, 08/01/37 . 1,730 2,051,596
5.000%, 08/01/40 . 635 736,536
5.000%, 08/01/41 . 585 673,966
Ontario Public Financing
Authority (RB), Series B
5.000% 10/01/43
...
350 391,989
Oxnard Union High
School District (GO),
Series 2024-A
5.000%
08/01/42
..........
1,350 1,518,569
Pajaro Valley Unified School
District (GO)
5.000%, 08/01/37 . 300 349,742
5.000%, 08/01/38 . 325 375,456
5.000%, 08/01/39 . 370 424,349
5.000%, 08/01/40 . 300 342,943
Palm Springs Unified
School District (GO),
Series 2016-B
5.000%
08/01/43
..........
1,000 1,105,439
Palos Verdes Peninsula
Unified School District
(GO), Series 2024
4.000% 08/01/44
...
2,000 2,016,771
Pasadena Area
Community College
District (GO), Series A
5.000% 08/01/27
...
1,090 1,097,556
Pasadena Unified School
District (GO)
5.000%, 08/01/26 . 1,070 1,076,878

161
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
5.000%, 08/01/27 . 1,580 $ 1,632,717
Pittsburg Unified School
District (GO)
5.000%, 08/01/28
(AGM) ........... 415 439,236
4.000%, 08/01/34 . 500 501,701
5.000%, 08/01/39
(BAM) ........... 750 868,431
Placentia-Yorba Linda
Unified School District
(COP)
5.000%, 10/01/29 . 250 270,990
5.000%, 10/01/33 . 275 318,113
Pleasanton Unified School
District (GO)
5.000%, 08/01/27 . 595 615,451
5.000%, 08/01/28 . 345 365,561
Redlands Unified School
District (GO)
5.000%
07/01/26
..........
250 250,954
Redwood City School
District (GO), Series
2022-A
5.000%
08/01/42
..........
300 331,538
Regents of the University of
California Medical Center
Pooled (RB)
5.000%, 05/15/27 . 865 865,791
5.000%, 05/15/41 . 4,475 4,871,000
4.000%, 05/15/43 . 2,000 2,006,126
2.000%, 05/15/45 . 3,060 3,060,000
2.000%, 05/15/45 . 1,750 1,750,000
2.000%, 05/15/47 . 640 640,000
Riverside Community
College District (GO)
5.000%, 08/01/27 . 865 894,731
4.000%, 08/01/42 . 400 409,233
4.000%, 08/01/43 . 825 839,317
4.000%, 08/01/44 . 765 771,726
Rowland Unified School
District (GO)
5.000%, 08/01/43 . 800 875,366
4.000%, 08/01/44 . 1,590 1,589,969
Sacramento City Financing
Authority (RB)
5.000%, 12/01/26 . 245 248,794
5.000%, 12/01/29 . 605 662,359
5.000%, 12/01/30 . 265 296,539
Sacramento City Unified
School District (GO)
4.000%, 07/01/26
(AGM) ........... 620 621,472
5.000%, 08/01/26
(BAM) ........... 570 573,563
Sacramento Municipal Utility
District (RB)
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
5.000%, 08/15/37 . 1,720 $ 1,839,574
5.000%, 08/15/40 . 930 1,037,844
5.000%, 08/15/43 . 390 427,177
Sacramento Transportation
Authority Sales Tax
(RB)
5.000% 10/01/38 3,015 3,420,920
Salinas City Elementary
School District (GO),
Series 2022-A
7.000%
08/01/38 (BAM)
....
300 364,803
Salinas Union High School
District (GO)
5.000%, 08/01/28 . 285 302,502
5.000%, 08/01/29 . 625 679,247
5.000%, 08/01/31 . 150 169,294
San Bernardino County
Transportation Authority
(RB), Series A
5.000%
03/01/38
..........
775 912,076
San Diego Community
College District (GO),
Series A-1
5.000%
08/01/44
..........
1,385 1,544,341
San Diego County
Regional Transportation
Commission
5.000%, 04/01/28 . 1,015 1,071,484
5.000%, 04/01/44 . 1,485 1,666,193
San Diego County
Regional Transportation
Commission (RB),
Series A
5.000%
04/01/42
..........
750 829,360
San Diego Public Facilities
Financing Authority (RB)
5.000%, 10/15/28 . 3,840 4,103,081
5.000%, 10/15/37 . 545 636,793
5.000%, 05/15/38 . 2,995 2,999,406
San Diego Unified School
District (GO)
5.000%, 07/01/26 . 370 371,437
5.000%, 07/01/26 . 3,180 3,192,353
5.500%, 07/01/27
(AGM) ........... 1,385 1,438,953
5.000%, 07/01/39 . 220 251,986
5.000%, 07/01/40 . 320 365,643
5.000%, 07/01/41 . 900 1,031,709
5.000%, 07/01/43 . 560 618,533
5.000%, 07/01/44 . 555 607,902
San Francisco Bay Area
Rapid Transit District
(GO)
5.000%, 08/01/28 . 6,055 6,411,757
5.000%, 08/01/28 . 7,110 7,528,917
4.000%, 08/01/35 . 1,450 1,497,009
4.000%, 08/01/36 . 340 349,143

162
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
5.000%, 08/01/43 . 5,000 $ 5,610,810
San Francisco Bay Area
Rapid Transit District
Sales Tax (RB)
5.000%, 07/01/28 . 835 882,095
4.000%, 07/01/34 . 400 403,503
4.000%, 07/01/35 . 510 510,411
4.000%, 07/01/36 . 1,045 1,051,421
4.000%, 07/01/37 . 715 718,191
San Francisco City
& County Airport
Comm-San Francisco
International Airport
(RB), Series B
5.000%
05/01/44
..........
525 573,730
San Francisco City &
County Public Utilities
Commission Power
(RB), Series A
4.000%
11/01/41
..........
1,700 1,731,481
San Francisco City &
County Public Utilities
Commission Wastewater
(RB)
5.000%, 10/01/27 . 205 212,479
5.000%, 10/01/28 . 330 351,782
5.000%, 10/01/31 . 1,020 1,155,591
5.000%, 10/01/35 . 3,250 3,257,908
5.000%, 10/01/37 . 2,080 2,166,245
5.000%, 10/01/38 . 535 556,470
5.250%, 10/01/42 . 1,325 1,465,716
San Francisco Community
College District (GO)
5.000%, 06/15/26
(BAM) ........... 465 466,325
5.000%, 06/15/44
(BAM) ........... 1,025 1,121,529
San Francisco Unified
School District (GO)
5.000%, 06/15/26 . 485 485,866
5.000%, 06/15/28 . 500 500,830
4.000%, 06/15/31 . 1,500 1,501,268
4.000%, 06/15/33 . 2,000 2,001,126
San Jacinto Unified School
District (GO)
5.000%, 08/01/42 . 1,565 1,759,095
5.000%, 08/01/43 . 1,795 2,003,732
5.000%, 08/01/44 . 1,660 1,834,556
San Joaquin County
Transportation Authority
Measure K Sales Tax
(RB)
5.000% 03/01/35 1,445 1,538,449
San Joaquin Delta
Community College
District (GO)
5.000%, 08/01/26 . 980 986,423
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
5.000%, 08/01/28 . 140 $ 148,725
5.000%, 08/01/29 . 220 239,528
San Jose Unified School
District (GO)
5.000%, 08/01/26 . 2,150 2,162,677
5.000%, 08/01/27 . 1,615 1,669,899
San Juan Unified School
District (GO), Series
2016
4.000% 08/01/43 300 303,268
San Leandro Unified
School District (GO),
Series 2024-B
5.000%
08/01/39
..........
200 229,378
San Luis Coastal Unified
School District (GO),
Series 2022-B
5.000%
08/01/44
..........
1,000 1,073,071
San Luis Obispo County
Community College
District (GO), Series
2014-D
4.000%
08/01/43
..........
900 917,809
San Marcos Unified
School District (GO),
Series 2024-A
5.000%
08/01/27
..........
520 537,219
San Mateo Foster City
School District (GO),
Series 2020-C
5.000%
08/01/28
..........
425 451,766
¤ San Mateo Joint Powers
Financing Authority
(RB), Series A
4.000%
07/15/32 (Pre-
refunded @ $100
07/15/26)
..........
2,015 2,021,371
San Mateo Union High
School District (GO)
4.000%, 09/01/34 . 1,940 1,948,719
5.000%, 09/01/37 . 1,000 1,140,601
5.000%, 09/01/38 . 1,000 1,133,728
San Ysidro School District
(GO), Series 2020-B
5.000% 08/01/41
(AGM)
............
90 98,947
Santa Barbara Finance
Authority (RB)
4.000%
05/15/42
..........
830 841,758
Santa Clara County
Financing Authority (RB)
5.000%, 11/01/28 . 2,000 2,131,747
5.000%, 11/01/29 . 2,500 2,724,883
4.000%, 04/01/35 . 420 426,321
4.000%, 04/01/37 . 865 874,027

163
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
Santa Clara Unified School
District (GO)
4.000%
07/01/41
..........
3,325 $ 3,404,898
Santa Cruz City
Elementary School
District (GO), Series
2022-A
4.000%
08/01/44
..........
1,290 1,304,455
Santa Cruz City High
School District (GO),
Series 2022-A
4.000%
08/01/44
..........
1,000 1,011,205
Santa Monica-Malibu
Unified School District
(GO)
5.000%, 08/01/28 . 785 834,455
4.000%, 07/01/35 . 3,430 3,437,624
5.000%, 08/01/40 . 1,000 1,094,433
5.000%, 08/01/42 . 635 690,006
South Tahoe Joint Powers
Financing Authority (RB)
5.000%, 10/01/36 . 230 262,232
5.000%, 10/01/37 . 175 198,703
Southwestern Community
College District (GO)
5.250%, 08/01/27 . 660 683,876
5.250%, 08/01/28 . 460 491,179
4.000%, 08/01/40 . 685 687,905
State of California (GO)
5.000%, 08/01/26 . 3,415 3,434,998
4.000%, 09/01/26 . 580 582,808
5.000%, 10/01/26 . 645 651,383
5.000%, 10/01/26 . 640 646,333
5.000%, 02/01/27
(AMBAC) ......... 335 341,390
5.000%, 10/01/27 . 3,050 3,161,453
5.000%, 11/01/27 . 1,485 1,542,546
5.000%, 03/01/28 . 4,030 4,221,497
5.000%, 08/01/28 . 1,125 1,149,762
5.000%, 09/01/28 . 550 582,405
5.000%, 10/01/28 . 5 5,010
5.000%, 11/01/28 . 1,515 1,610,350
5.000%, 12/01/28 . 1,365 1,453,587
4.000%, 08/01/29 . 1,600 1,603,501
5.000%, 08/01/29 . 5,255 5,338,566
5.000%, 10/01/29 . 4,000 4,327,780
5.000%, 08/01/30 . 5,030 5,121,766
5.000%, 10/01/30 . 1,515 1,600,282
5.000%, 11/01/30 . 670 694,639
4.000%, 08/01/31 . 2,170 2,171,905
5.250%, 08/01/31 . 165 165,345
4.000%, 09/01/31 . 2,775 2,778,296
4.000%, 09/01/32 . 2,735 2,735,517
5.000%, 09/01/32 . 2,270 2,286,056
5.000%, 04/01/33 . 1,840 1,960,556
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
5.000%, 08/01/33 . 2,500 $ 2,856,191
5.000%, 09/01/33 . 1,545 1,555,462
5.000%, 03/01/35 . 1,965 2,110,902
5.000%, 04/01/35 . 10,570 11,116,034
4.000%, 08/01/35 . 760 760,027
5.000%, 08/01/35 . 75 75,125
5.000%, 10/01/35 . 185 185,243
4.000%, 11/01/35 . 1,615 1,633,745
4.000%, 03/01/36 . 1,030 1,062,422
5.000%, 09/01/36 . 2,600 2,928,870
4.000%, 09/01/36 . 1,025 1,025,010
4.000%, 11/01/36 . 2,000 2,066,950
5.000%, 10/01/37 . 1,940 2,120,050
5.000%, 11/01/37 . 2,825 3,129,947
5.000%, 03/01/38 . 3,500 3,987,787
5.000%, 08/01/39 . 825 938,307
5.000%, 09/01/39 . 1,490 1,666,497
5.000%, 10/01/39 . 1,250 1,359,845
4.000%, 10/01/39 . 750 768,197
5.000%, 09/01/41 . 755 818,299
4.000%, 10/01/41 . 2,500 2,538,647
5.000%, 03/01/42 . 1,500 1,679,948
5.000%, 04/01/42 . 3,650 3,853,013
5.000%, 08/01/42 . 4,120 4,634,101
5.000%, 09/01/42 . 1,000 1,089,557
4.000%, 09/01/42 . 4,000 4,050,180
5.000%, 10/01/42 . 5,925 6,499,145
5.000%, 11/01/42 . 1,365 1,490,188
5.000%, 08/01/43 . 750 837,779
5.000%, 09/01/43 . 5,010 5,511,720
5.000%, 03/01/44 . 1,565 1,726,890
5.000%, 08/01/44 . 3,225 3,556,885
4.000%, 08/01/44 . 2,500 2,499,693
State of California
Department of Water
Resources (RB)
5.000%, 12/01/30 . 1,175 1,222,819
5.000%, 12/01/31 . 3,600 3,651,455
Stockton Unified School
District (COP)
5.000%, 02/01/29 . 1,210 1,262,037
5.000%, 02/01/31 . 300 311,683
Stockton Unified School
District (GO)
5.000%, 08/01/26 . 570 573,429
5.000%, 08/01/40
(AGM) ........... 350 389,995
Sunnyvale School District
(GO)
5.000%, 09/01/26 . 360 362,960
5.000%, 09/01/27 . 370 383,084
Tamalpais Union High
School District (GO),
Series 2024-A
4.000%
08/01/42
..........
3,500 3,617,853

164
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
Tracy Public Financing
Authority (RB), Series
A
5.000% 11/01/43
(BAM)
............
845 $ 926,056
University of California (RB)
5.000%, 05/15/26 . 1,675 1,676,631
5.000%, 05/15/28 . 2,245 2,358,775
5.000%, 05/15/29 . 645 692,752
5.000%, 05/15/31 . 2,000 2,222,910
5.000%, 05/15/35 . 3,000 3,063,216
5.000%, 05/15/36 . 1,505 1,535,488
5.000%, 05/15/37 . 2,250 2,576,675
5.000%, 05/15/38 . 1,500 1,708,792
5.000%, 05/15/38 . 805 860,010
5.000%, 05/15/40 . 3,000 3,380,313
5.500%, 05/15/40 . 1,380 1,625,243
5.000%, 05/15/40 . 1,500 1,690,157
5.000%, 05/15/42 . 250 275,271
5.000%, 05/15/43 . 2,750 3,013,460
5.000%, 05/15/43 . 1,555 1,635,190
5.000%, 05/15/44 . 1,555 1,691,103
Ventura County
Community College
District (GO)
4.000%
08/01/32
..........
3,000 3,004,239
Ventura Unified School
District (GO), Series
2022-B
5.000%
08/01/27
..........
740 764,505
Victor Valley Community
College District (GO)
5.000% 08/01/39
...
500 578,198
Vista Joint Powers
Financing Authority
(RB), Series A
5.000%
05/01/27
..........
350 358,310
Vista Unified School District
(GO)
5.000%, 08/01/27
(AGM) ........... 300 309,370
Face
Amount
Value†
(000)
CALIFORNIA — (Continued)
5.000%, 08/01/28
(AGM) ........... 165 $ 174,935
West Contra Costa Unified
School District (GO)
5.000%, 08/01/31
(BAM) ........... 2,500 2,818,544
5.000%, 08/01/33
(BAM) ........... 1,930 2,240,119
West Valley-Mission
Community College
District (GO), Series
2012-C
4.000%
08/01/33
..........
635 636,090
Whittier Union High School
District (GO)
5.000%, 08/01/26 . 560 563,600
5.000%, 08/01/27 . 240 248,008
TOTAL CALIFORNIA ...... 664,594,516
TOTAL MUNICIPAL BONDS 664,594,516
COMMERCIAL PAPER — (2.2%)
California Educational Facilities
Authority
0.650%, 05/06/26 ...... 3,387 3,386,634
California Statewide
Communities Development
Authority
0.430%, 05/05/26 ...... 5,000 4,999,703
2.400%, 07/07/26 ...... 3,000 2,999,340
2.350%, 07/09/26 ...... 4,000 3,998,718
TOTAL COMMERCIAL
PAPER ................. 15,384,395
Shares Value†
MONEY MARKET
FUNDS  — (0.1%)
BlackRock Liquidity Funds
MuniCash
(r) 3.356%, ............. 360 ,411 360,447
TOTAL INVESTMENTS
— (100.0%)
(Cost $680,646,270) ...... $ 680,339,358
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Municipal Bonds .................. $ — $ 664,594,516 $ — $ 664,594,516
Commercial Paper ................ — 15,384,395 — 15,384,395
Money Market Fund s .............. 360,447 — — 360,447
Total Investments .................
$360,447 $679,978,911 $— $680,339,358
See accompanying Notes to Financial Statements

165
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional Core
Fixed Income ETF
Dimensional Short-
Duration Fixed
Income ETF
Assets:
Investment Securities at Value (including $204,060,918 and $107,175,135 of securities on loan, respectively) ....................................... $ 12,392,466,980 $ 6,527,258,142
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$211,081,655 and $110,848,561, respectively) (Note G) .................... 211,081,655 110,848,561
Collateral for TBA Securities ............................................ 5,851,244 —
Foreign Currencies at Value ............................................ 123,837 1,448,417
Cash .............................................................. 323,954,753 15,031,955
Unrealized Appreciation on Forward Currency Contracts ..................... — 788,138
Receivables:
Investment Securities Sold ........................................... 2,259,454 15,558,895
Dividends and Interest ............................................... 90,053,910 68,570,475
Cash Collateral for ETF Capital Activity ................................. 1,241,144 —
Capital Shares Issued ............................................... — 1,203,150
Total Assets ................................................... 13,027,032,977 6,740,707,733
Liabilities:
Payables:
Investment Securities Purchased ...................................... 2,745,016,061 14,946,077
Unrealized Depreciation on Forward Currency Contracts ................... 5,936,430 7,860,424
Upon Return of Securities Loaned ..................................... 211,081,655 110,848,561
Accrued Expenses and Other Liabilities:
Advisory Fee ...................................................... 1,289,704 817,988
Administration and Accounting ........................................ 167,918 130,350
Collateral for ETF Capital Activity ...................................... 1,241,144 —
Custodian ......................................................... 15,466 22,871
Trustee ........................................................... 39,372 26,426
CCO Fee ......................................................... 276 463
Other Expenses .................................................... 222,129 237,783
Total Liabilities ................................................. 2,965,010,155 134,890,943
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ......................................................... $ 10,062,022,822 $ 6,605,816,790
Shares Outstanding, No Par Value ....................................... 238,250,000 138,000,000
Net Asset Value, Offering and Redemption price per share (^) ................. $ 42.23 $ 47.87
Investment Securities at Cost ........................................... $ 12,380,165,611 $ 6,475,386,851
Foreign Currencies at Cost ............................................. $ 123,188 $ 1,446,314
Net Assets Consist of:
Paid-In Capital ....................................................... $ 10,124,521,773 $ 6,560,344,755
Total Distributable Earnings (Loss) ....................................... (62,498,951) 45,472,035
Net Assets .........................................................
$ 10,062,022,822 $ 6,605,816,790
(^) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

166
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional
Inflation-Protected
Securities ETF
Dimensional Global
Core Plus Fixed
Income ETF
Assets:
Investment Securities at Value (including $— and $55,933,936 of securities on loan, respectively) ...................................................... $ 1,091,774,418 $ 2,618,082,462
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $— and
$57,805,582, respectively) (Note G) .................................... — 57,805,582
Foreign Currencies at Value ............................................ — 1,755,639
Cash .............................................................. — 38,984,123
Unrealized Appreciation on Forward Currency Contracts ..................... — 735,683
Receivables:
Investment Securities Sold ........................................... — 84,751
Dividends and Interest ............................................... 1,656,423 32,862,767
Cash Collateral for ETF Capital Activity ................................. 9,434 1,709,621
Capital Shares Issued ............................................... 1,062,147 —
Tax Reclaims ...................................................... — 464
Total Assets ................................................... 1,094,502,422 2,752,021,092
Liabilities:
Payables:
Investment Securities Purchased ...................................... — 245,994,881
Unrealized Depreciation on Forward Currency Contracts ................... — 16,952,121
Upon Return of Securities Loaned ..................................... — 57,805,582
Accrued Expenses and Other Liabilities:
Advisory Fee ...................................................... 91,117 422,511
Administration and Accounting ........................................ 70,768 46,123
Collateral for ETF Capital Activity ...................................... 9,434 1,709,621
Custodian ......................................................... 4,978 17,896
Filing Fees ........................................................ 19,612 —
Trustee ........................................................... 5,288 11,007
CCO Fee ......................................................... 96 207
Other Expenses .................................................... 26,232 126,983
Total Liabilities ................................................. 227,525 323,086,932
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ......................................................... $ 1,094,274,897 $ 2,428,934,160
Shares Outstanding, No Par Value ....................................... 26,000,000 44,800,000
Net Asset Value, Offering and Redemption price per share (^) ................. $ 42.09 $ 54.22
Investment Securities at Cost ........................................... $ 1,093,226,637 $ 2,603,084,187
Foreign Currencies at Cost ............................................. $ — $ 1,754,277
Net Assets Consist of:
Paid-In Capital ....................................................... $ 1,108,400,406 $ 2,400,442,507
Total Distributable Earnings (Loss) ....................................... (14,125,509) 28,491,653
Net Assets .........................................................
$ 1,094,274,897 $ 2,428,934,160
(^) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

167
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional
International Core
Fixed Income ETF
Dimensional Global
Credit ETF
Assets:
Investment Securities at Value (including $— and $21,187,504 of securities on loan, respectively) ...................................................... $ 1,498,611,631 $ 947,056,142
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $— and
$21,949,336, respectively) (Note G) .................................... — 21,949,336
Foreign Currencies at Value ............................................ 1,608,419 421,168
Cash .............................................................. 20,657,697 18,147,617
Unrealized Appreciation on Forward Currency Contracts ..................... 599,277 583,130
Receivables:
Investment Securities Sold ........................................... 118,567 2,465,341
Dividends and Interest ............................................... 21,594,496 13,931,256
Cash Collateral for ETF Capital Activity ................................. 2,528,593 246,530
Tax Reclaims ...................................................... 5,634 5,352
Prepaid Expenses and Other Assets ..................................... — 3,113
Total Assets ................................................... 1,545,724,314 1,004,808,985
Liabilities:
Payables:
Investment Securities Purchased ...................................... 3,529,259 12,352,219
Unrealized Depreciation on Forward Currency Contracts ................... 18,439,170 4,048,000
Upon Return of Securities Loaned ..................................... — 21,949,336
Accrued Expenses and Other Liabilities:
Advisory Fee ...................................................... 241,788 173,515
Administration and Accounting ........................................ 33,499 38,598
Collateral for ETF Capital Activity ...................................... 2,528,593 246,530
Custodian ......................................................... 2,187 10,184
Trustee ........................................................... 6,339 4,506
CCO Fee ......................................................... 144 112
Other Expenses .................................................... 93,798 38,664
Total Liabilities ................................................. 24,874,777 38,861,664
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ......................................................... $ 1,520,849,537 $ 965,947,321
Shares Outstanding, No Par Value ....................................... 28,950,000 17,750,000
Net Asset Value, Offering and Redemption price per share (^) ................. $ 52.53 $ 54.42
Investment Securities at Cost ........................................... $ 1,501,758,636 $ 939,599,692
Foreign Currencies at Cost ............................................. $ 1,607,368 $ 419,915
Net Assets Consist of:
Paid-In Capital ....................................................... $ 1,530,517,897 $ 948,343,645
Total Distributable Earnings (Loss) ....................................... (9,668,360) 17,603,676
Net Assets .........................................................
$ 1,520,849,537 $ 965,947,321
(^) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

168
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional
Ultrashort Fixed
Income ETF
Dimensional
National Municipal
Bond ETF
Assets:
Investment Securities at Value (including $4,510,401 and $— of securities on loan, respectively) ...................................................... $ 1,842,889,288 $ 2,091,642,188
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $4,620,625
and $—, respectively) (Note G) ........................................ 4,620,625 —
Cash .............................................................. 17,245,601 —
Receivables:
Dividends and Interest ............................................... 11,526,274 26,524,258
Capital Shares Issued ............................................... — 2,408,300
Total Assets ................................................... 1,876,281,788 2,120,574,746
Liabilities:
Payables:
Investment Securities Purchased ...................................... 8,957,666 17,743,662
Upon Return of Securities Loaned ..................................... 4,620,625 —
Accrued Expenses and Other Liabilities:
Advisory Fee ...................................................... 186,302 273,433
Administration and Accounting ........................................ 39,103 33,636
Custodian ......................................................... 4,495 6,418
Trustee ........................................................... 8,463 9,005
CCO Fee ......................................................... 171 21
Other Expenses .................................................... 68,926 62,537
Total Liabilities ................................................. 13,885,751 18,128,712
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ......................................................... $ 1,862,396,037 $ 2,102,446,034
Shares Outstanding, No Par Value ....................................... 36,700,000 43,650,000
Net Asset Value, Offering and Redemption price per share (^) ................. $ 50.75 $ 48.17
Investment Securities at Cost ........................................... $ 1,843,050,041 $ 2,083,550,006
Net Assets Consist of:
Paid-In Capital ....................................................... $ 1,858,418,685 $ 2,092,347,592
Total Distributable Earnings (Loss) ....................................... 3,977,352 10,098,442
Net Assets .........................................................
$ 1,862,396,037 $ 2,102,446,034
(^) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

169
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional
California Municipal
Bond ETF
Assets:
Investment Securities at Value .......................................................... $ 680,339,358
Receivables:
Dividends and Interest ............................................................... 8,815,932
Total Assets ................................................................... 689,155,290
Liabilities:
Payables:
Investment Securities Purchased ...................................................... 11,259,518
Accrued Expenses and Other Liabilities:
Advisory Fee ...................................................................... 151,849
Administration and Accounting ........................................................ 20,628
Custodian ......................................................................... 2,280
Trustee ........................................................................... 2,931
CCO Fee ......................................................................... —
Other Expenses .................................................................... 50,111
Total Liabilities ................................................................. 11,487,317
Commitments and Contingent Liabilities (Note D) $ —
Net Assets ......................................................................... $ 677,667,973
Shares Outstanding, No Par Value ....................................................... 13,550,000
Net Asset Value, Offering and Redemption price per share (^) ................................. $ 50.01
Investment Securities at Cost ........................................................... $ 680,646,270
Net Assets Consist of:
Paid-In Capital ....................................................................... $ 677,249,909
Total Distributable Earnings (Loss) ....................................................... 418,064
Net Assets .........................................................................
$ 677,667,973
(^) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

170
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional Core
Fixed Income ETF
Dimensional Short-
Duration Fixed
Income ETF
Investment Income:
Interest ........................................................... $ 203,928,700 $ 133,103,065
Dividend Income from Affiliated Investments ............................. 3,698,085 2,284,545
Income from Securities Lending, Net ................................... 453,761 163,021
Total Investment Income ......................................... 208,080,546 135,550,631
Expenses:
Investment Management Fees (Note D) ................................. 7,282,526 4,543,002
Administration and Accounting ........................................ 188,973 134,362
Custodian ......................................................... 37,363 44,206
Filing Fees ........................................................ 246,645 203,649
Trustees’ Fees & Expenses .......................................... 24,525 17,771
CCO Fees ........................................................ 1,777 1,485
Shareholders' Reports ............................................... 98,960 89,211
Other Expenses .................................................... 163,716 115,804
Total Expenses ................................................. 8,044,485 5,149,490
Fees Waived, Expenses Reimbursed by Advisor (Note D) .................. (307,513) (303,844)
Net Expenses ..................................................... 7,736,972 4,845,646
Net Investment Income (Loss) ....................................... 200,343,574 130,704,985
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ............ (7,752,238) 4,153,762
In-Kind Transactions .............................................. 1,558,326 —
Forward Currency Contracts ........................................ (3,744,710) (5,249,383)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ................. (122,136,330) (43,062,425)
Forward Currency Contracts ........................................ (8,798,979) (16,209,549)
Net Realized and Unrealized Gain (Loss) ............................. (140,873,931) (60,367,595)
Net Increase (Decrease) in Net Assets Resulting from Operations. .......... $ 59,469,643 $ 70,337,390

171
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional
Inflation-Protected
Securities ETF
Dimensional Global
Core Plus Fixed
Income ETF
Investment Income:
Interest ........................................................... $ 18,332,043 $ 46,450,408
Dividends ......................................................... 321,285 —
Dividend Income from Affiliated Investments ............................. — 1,089,032
Income from Securities Lending, Net ................................... — 129,455
Total Investment Income ......................................... 18,653,328 47,668,895
Expenses:
Investment Management Fees (Note D) ................................. 471,902 2,194,171
Administration and Accounting ........................................ 26,914 57,600
Custodian ......................................................... 7,387 37,680
Filing Fees ........................................................ 24,567 98,063
Trustees’ Fees & Expenses .......................................... 3,177 9,372
CCO Fees ........................................................ 291 555
Shareholders' Reports ............................................... 26,379 37,876
Other Expenses .................................................... 30,657 89,498
Total Expenses ................................................. 591,274 2,524,815
Fees Waived, Expenses Reimbursed by Advisor (Note D) .................. (14,515) (111,494)
Net Expenses ..................................................... 576,759 2,413,321
Net Investment Income (Loss) ....................................... 18,076,569 45,255,574
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ............ (1,483,294) 4,238,973
In-Kind Transactions .............................................. 1,588,864 —
Forward Currency Contracts ........................................ — 7,351,530
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ................. (5,074,694) (24,191,000)
Forward Currency Contracts ........................................ — (29,537,715)
Net Realized and Unrealized Gain (Loss) ............................. (4,969,124) (42,138,212)
Net Increase (Decrease) in Net Assets Resulting from Operations. .......... $ 13,107,445 $ 3,117,362

172
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional
International Core
Fixed Income ETF
Dimensional Global
Credit ETF
Investment Income:
Interest (Net of Foreign Taxes Withheld of $(1,056) and $4,851 , respectively) ... $ 25,142,293 $ 18,734,029
Dividend Income from Affiliated Investments ............................. — 462,333
Income from Securities Lending, Net ................................... — 73,732
Total Investment Income ......................................... 25,142,293 19,270,094
Expenses:
Investment Management Fees (Note D) ................................. 1,240,719 760,247
Administration and Accounting ........................................ 40,991 34,553
Custodian ......................................................... 4,904 12,301
Filing Fees ........................................................ 76,026 39,051
Trustees’ Fees & Expenses .......................................... 5,514 3,697
CCO Fees ........................................................ 350 248
Shareholders' Reports ............................................... 30,022 18,827
Other Expenses .................................................... 51,542 16,660
Total Expenses ................................................. 1,450,068 885,584
Fees Waived, Expenses Reimbursed by Advisor (Note D) .................. (71,768) (40,937)
Net Expenses ..................................................... 1,378,300 844,647
Net Investment Income (Loss) ....................................... 23,763,993 18,425,447
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ............ 2,096,766 2,114,377
Forward Currency Contracts ........................................ 8,083,209 3,935,235
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ................. (11,819,631) (11,600,161)
Forward Currency Contracts ........................................ (34,003,871) (8,774,934)
Net Realized and Unrealized Gain (Loss) ............................. (35,643,527) (14,325,483)
Net Increase (Decrease) in Net Assets Resulting from Operations. .......... $ (11,879,534) $ 4,099,964

173
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional
Ultrashort Fixed
Income ETF
Dimensional
National Municipal
Bond ETF
Investment Income:
Interest ........................................................... $ 35,644,919 $ 31,038,977
Dividends ......................................................... — 91,369
Dividend Income from Affiliated Investments ............................. 67,296 —
Income from Securities Lending, Net ................................... 4,307 —
Total Investment Income ......................................... 35,716,522 31,130,346
Expenses:
Investment Management Fees (Note D) ................................. 1,030,244 1,562,970
Administration and Accounting ........................................ 46,860 44,046
Custodian ......................................................... 8,177 6,729
Filing Fees ........................................................ 34,407 47,523
Trustees’ Fees & Expenses .......................................... 7,073 4,994
CCO Fees ........................................................ 458 352
Shareholders' Reports ............................................... 19,238 20,914
Other Expenses .................................................... 55,166 42,007
Total Expenses ................................................. 1,201,623 1,729,535
Fees Waived, Expenses Reimbursed by Advisor (Note D) .................. — (68,883)
Fees Paid Indirectly (Note D) ......................................... — (5,565)
Net Expenses ..................................................... 1,201,623 1,655,087
Net Investment Income (Loss) ....................................... 34,514,899 29,475,259
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ......................................... 35,526 (22,701)
In-Kind Transactions .............................................. 2,503 —
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities ............................................. (614,196) (1,446,488)
Net Realized and Unrealized Gain (Loss) ............................. (576,167) (1,469,189)
Net Increase (Decrease) in Net Assets Resulting from Operations. .......... $ 33,938,732 $ 28,006,070

174
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional
California Municipal
Bond ETF
Investment Income:
Interest ........................................................................... $ 9,271,124
Dividends ......................................................................... 17,440
Total Investment Income ......................................................... 9,288,564
Expenses:
Investment Management Fees (Note D) ................................................. 498,809
Administration and Accounting ........................................................ 19,711
Custodian ......................................................................... 2,728
Filing Fees ........................................................................ 27,093
Trustees’ Fees & Expenses .......................................................... 2,068
CCO Fees ........................................................................ 97
Shareholders' Reports ............................................................... 9,948
Other Expenses .................................................................... 31,677
Total Expenses ................................................................. 592,131
Fees Paid Indirectly (Note D) ......................................................... (2,183)
Net Expenses ..................................................................... 589,948
Net Investment Income (Loss) ....................................................... 8,698,616
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ......................................................... (81,274)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities ............................................................. (919,317)
Net Realized and Unrealized Gain (Loss) ............................................. (1,000,591)
Net Increase (Decrease) in Net Assets Resulting from Operations. .......................... $ 7,698,025

175
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
See accompanying Notes to Financial Statements.
Dimensional Core Fixed Income ETF
Dimensional Short-Duration Fixed
Income ETF
Six months
ended
April 30, 2026
Year ended
October 31, 2025
Six months
ended
April 30, 2026
Year ended
October 31, 2025
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ..... $ 200,343,574 $ 315,790,516 $ 130,704,985 $ 204,909,072
Net Realized Gain (Loss) from:
Investment Securities Sold and
Foreign Currency Transactions . (7,752,238) 11,796,574 4,153,762 5,030,834
In-Kind Transactions ........... 1,558,326 2,847,893 — 214,994
Forward Currency Contracts ..... (3,744,710) 11,097,273 (5,249,383) (14,023,204)
Change in Unrealized Appreciation
(Depreciation) on:
Investment Securities and Foreign
Currency Translations ........ (122,136,330) 127,549,114 (43,062,425) 86,239,744
Forward Currency Contracts ..... (8,798,979) (3,136,606) (16,209,549) 1,628,173
Change in Net Assets Resulting
from Operations ........... 59,469,643 465,944,764 70,337,390 283,999,613
Distributions:
Total Distributions ............... (192,905,683) (310,829,919) (112,330,455) (189,295,464)
Change in Net Assets Resulting
from Distributions .......... (192,905,683) (310,829,919) (112,330,455) (189,295,464)
Capital Share Transactions:
Shares Issued .................. 1,834,680,905 2,695,853,891 1,079,377,189 1,925,094,662
Cost of Shares Redeemed ........ (82,282,568) (139,824,140) — (14,187,256)
Change in Net Assets
Resulting from Capital Share
Transactions .............. 1,752,398,337 2,556,029,751 1,079,377,189 1,910,907,406
Change in Net Assets ........ 1,618,962,297 2,711,144,596 1,037,384,124 2,005,611,555
Net Assets:
Beginning of Period .............. 8,443,060,525 5,731,915,929 5,568,432,666 3,562,821,111
End of Period ................... $ 10,062,022,822 $ 8,443,060,525 $ 6,605,816,790 $ 5,568,432,666
Share Transactions:
Issued ........................ 43,050,000 63,850,000 22,450,000 40,400,000
Redeemed ..................... (1,950,000) (3,350,000) — (300,000)
Change in Shares ............ 41,100,000 60,500,000 22,450,000 40,100,000

176
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
See accompanying Notes to Financial Statements.
Dimensional Inflation-Protected
Securities ETF
Dimensional Global Core Plus Fixed
Income ETF
Six months
ended
April 30, 2026
Year ended
October 31, 2025
Six months
ended
April 30, 2026
Year ended
October 31, 2025
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ..... $ 18,076,569 $ 40,505,672 $ 45,255,574 $ 61,795,466
Net Realized Gain (Loss) from:
Investment Securities Sold and
Foreign Currency Transactions . (1,483,294) (6,035,598) 4,238,973 1,211,337
In-Kind Transactions ........... 1,588,864 285,380 — —
Forward Currency Contracts ..... — — 7,351,530 (8,318,431)
Change in Unrealized Appreciation
(Depreciation) on:
Investment Securities and Foreign
Currency Translations ........ (5,074,694) 24,021,455 (24,191,000) 38,296,136
Forward Currency Contracts ..... — — (29,537,715) 6,864,296
Change in Net Assets Resulting
from Operations ........... 13,107,445 58,776,909 3,117,362 99,848,804
Distributions:
Total Distributions ............... (14,166,878) (38,609,658) (42,258,185) (54,016,303)
Change in Net Assets Resulting
from Distributions .......... (14,166,878) (38,609,658) (42,258,185) (54,016,303)
Capital Share Transactions:
Shares Issued .................. 105,753,290 225,769,308 457,084,630 896,953,200
Cost of Shares Redeemed ........ (38,959,813) (6,296,384) — —
Change in Net Assets
Resulting from Capital Share
Transactions .............. 66,793,477 219,472,924 457,084,630 896,953,200
Change in Net Assets ........ 65,734,044 239,640,175 417,943,807 942,785,701
Net Assets:
Beginning of Period .............. 1,028,540,853 788,900,678 2,010,990,353 1,068,204,652
End of Period ................... $ 1,094,274,897 $ 1,028,540,853 $ 2,428,934,160 $ 2,010,990,353
Share Transactions:
Issued ........................ 2,525,000 5,425,000 8,400,000 16,600,000
Redeemed ..................... (925,000) (150,000) — —
Change in Shares ............ 1,600,000 5,275,000 8,400,000 16,600,000

177
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
See accompanying Notes to Financial Statements.
Dimensional International Core Fixed
Income ETF Dimensional Global Credit ETF
Six months
ended
April 30, 2026
Year ended
October 31, 2025
Six months
ended
April 30, 2026
Year ended
October 31, 2025
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ..... $ 23,763,993 $ 28,655,482 $ 18,425,447 $ 26,960,496
Net Realized Gain (Loss) from:
Investment Securities Sold and
Foreign Currency Transactions . 2,096,766 16,508,397 2,114,377 1,244,424
In-Kind Transactions ........... — 94,223 — —
Forward Currency Contracts ..... 8,083,209 (21,517,145) 3,935,235 (9,465,565)
Change in Unrealized Appreciation
(Depreciation) on:
Investment Securities and Foreign
Currency Translations ........ (11,819,631) 15,729,384 (11,600,161) 17,411,471
Forward Currency Contracts ..... (34,003,871) 9,072,477 (8,774,934) 4,594,710
Change in Net Assets Resulting
from Operations ........... (11,879,534) 48,542,818 4,099,964 40,745,536
Distributions:
Total Distributions ............... (35,377,458) (20,400,032) (14,727,948) (19,025,042)
Change in Net Assets Resulting
from Distributions .......... (35,377,458) (20,400,032) (14,727,948) (19,025,042)
Capital Share Transactions:
Shares Issued .................. 342,825,479 614,887,282 226,452,915 282,177,191
Cost of Shares Redeemed ........ — (7,820,019) — (2,631,424)
Change in Net Assets
Resulting from Capital Share
Transactions .............. 342,825,479 607,067,263 226,452,915 279,545,767
Change in Net Assets ........ 295,568,487 635,210,049 215,824,931 301,266,261
Net Assets:
Beginning of Period .............. 1,225,281,050 590,071,001 750,122,390 448,856,129
End of Period ................... $ 1,520,849,537 $ 1,225,281,050 $ 965,947,321 $ 750,122,390
Share Transactions:
Issued ........................ 6,450,000 11,600,000 4,150,000 5,250,000
Redeemed ..................... — (150,000) — (50,000)
Change in Shares ............ 6,450,000 11,450,000 4,150,000 5,200,000

178
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
See accompanying Notes to Financial Statements.
Dimensional Ultrashort Fixed Income
ETF
Dimensional National Municipal Bond
ETF
Six months
ended
April 30, 2026
Year ended
October 31, 2025
Six months
ended
April 30, 2026
Year ended
October 31, 2025
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ..... $ 34,514,899 $ 54,257,830 $ 29,475,259 $ 46,050,401
Net Realized Gain (Loss) from:
Investment Securities Sold ...... 35,526 53,096 (22,701) (38,697)
In-Kind Transactions ........... 2,503 5,530 — —
Change in Unrealized Appreciation
(Depreciation) on:
Investment Securities .......... (614,196) (63,822) (1,446,488) 10,732,499
Change in Net Assets Resulting
from Operations ........... 33,938,732 54,252,634 28,006,070 56,744,203
Distributions:
Total Distributions ............... (34,244,234) (52,858,032) (28,557,106) (45,214,455)
Change in Net Assets Resulting
from Distributions .......... (34,244,234) (52,858,032) (28,557,106) (45,214,455)
Capital Share Transactions:
Shares Issued .................. 355,237,835 816,645,965 311,723,774 438,580,484
Cost of Shares Redeemed ........ (38,059,944) (32,966,693) (2,410,821) (37,668,158)
Change in Net Assets
Resulting from Capital Share
Transactions .............. 317,177,891 783,679,272 309,312,953 400,912,326
Change in Net Assets ........ 316,872,389 785,073,874 308,761,917 412,442,074
Net Assets:
Beginning of Period .............. 1,545,523,648 760,449,774 1,793,684,117 1,381,242,043
End of Period ................... $ 1,862,396,037 $ 1,545,523,648 $ 2,102,446,034 $ 1,793,684,117
Share Transactions:
Issued ........................ 7,000,000 16,100,000 6,450,000 9,200,000
Redeemed ..................... (750,000) (650,000) (50,000) (800,000)
Change in Shares ............ 6,250,000 15,450,000 6,400,000 8,400,000

179
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
See accompanying Notes to Financial Statements.
Dimensional California Municipal Bond
ETF
Six months
ended
April 30, 2026
Year ended
October 31, 2025
(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ........................................ $ 8,698,616 $ 12,897,134
Net Realized Gain (Loss) from:
Investment Securities Sold ......................................... (81,274) (439,198)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities ............................................. (919,317) 866,960
Change in Net Assets Resulting from Operations ...................... 7,698,025 13,324,896
Distributions:
Total Distributions .................................................. (8,347,371) (12,582,536)
Change in Net Assets Resulting from Distributions ..................... (8,347,371) (12,582,536)
Capital Share Transactions:
Shares Issued ..................................................... 115,591,052 238,452,849
Cost of Shares Redeemed ........................................... — (21,075,470)
Change in Net Assets Resulting from Capital Share Transactions ......... 115,591,052 217,377,379
Change in Net Assets ........................................... 114,941,706 218,119,739
Net Assets:
Beginning of Period ................................................. 562,726,267 344,606,528
End of Period ...................................................... $ 677,667,973 $ 562,726,267
Share Transactions:
Issued ........................................................... 2,300,000 4,800,000
Redeemed ........................................................ — (425,000)
Change in Shares ............................................... 2,300,000 4,375,000

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
180
See accompanying Notes to Financial Statements.
Dimensional Core Fixed Income ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
November 15,
2021 Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period ..................
$ 42.83 $ 41.95 $ 39.64 $ 40.41 $ 50.03
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
0.93 1.95 2.02 1.83 1.28
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
(0.63) 0.85 2.23 (0.86) (10.06)
Total from Investment Operations .............
0.30 2.80 4.25 0.97 (8.78)
Less Distributions:
Net Investment Income ........................
(0.90) (1.92) (1.94) (1.74) (0.84)
Total Distributions ........................
(0.90) (1.92) (1.94) (1.74) (0.84)
Net Asset Value, End of Period .......................
$ 42.23 $ 42.83 $ 41.95 $ 39.64 $ 40.41
Total Return at NAV (b)(c) ..........................
0.74% 6.88% 10.83% 2.29% (17.67)%
Net Assets, End of Year (thousands) ...................
$ 10,062,023 $ 8,443,061 $ 5,731,916 $ 3,518,443 $ 1,375,916
Ratio of Expenses to Average Net Assets (d) .............
0.17% 0.17% 0.17% 0.17% 0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) ...
0.18% 0.18% 0.18% 0.19% 0.20%
Ratio of Net Investment Income to Average Net Assets (d) ....
4.40% 4.66% 4.81% 4.40% 3.05%
Portfolio Turnover Rate (c)(e) .......................
7% 23% 42% 39% 75%
See page 2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
181
See accompanying Notes to Financial Statements.
Dimensional Short-Duration Fixed Income ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
November 15,
2021 Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period ..................
$ 48.19 $ 47.22 $ 46.17 $ 45.47 $ 50.02
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
1.03 2.17 2.32 1.73 0.85
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
(0.45) 0.81 0.90 0.54 (4.67)
Total from Investment Operations .............
0.58 2.98 3.22 2.27 (3.82)
Less Distributions:
Net Investment Income ........................
(0.90) (2.01) (2.17) (1.57) (0.73)
Total Distributions ........................
(0.90) (2.01) (2.17) (1.57) (0.73)
Net Asset Value, End of Period .......................
$ 47.87 $ 48.19 $ 47.22 $ 46.17 $ 45.47
Total Return at NAV (b)(c) ..........................
1.21% 6.46% 7.10% 5.04% (7.68)%
Net Assets, End of Year (thousands) ...................
$ 6,605,817 $ 5,568,433 $ 3,562,821 $ 1,683,059 $ 813,942
Ratio of Expenses to Average Net Assets (d) .............
0.16% 0.16% 0.16% 0.16% 0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) ...
0.17% 0.17% 0.17% 0.18% 0.19%
Ratio of Net Investment Income to Average Net Assets (d) ....
4.32% 4.55% 4.93% 3.74% 1.88%
Portfolio Turnover Rate (c)(e) .......................
7% 20% 43% 42% 32%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
182
See accompanying Notes to Financial Statements.
Dimensional Inflation-Protected Securities ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
November 15,
2021 Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period ..................
$ 42.15 $ 41.25 $ 39.27 $ 41.04 $ 50.02
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
0.72 1.89 1.51 1.71 2.95
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
(0.21) 0.79 1.91 (1.89) (9.50)
Total from Investment Operations .............
0.51 2.68 3.42 (0.18) (6.55)
Less Distributions:
Net Investment Income ........................
(0.57) (1.78) (1.44) (1.59) (2.43)
Total Distributions ........................
(0.57) (1.78) (1.44) (1.59) (2.43)
Net Asset Value, End of Period .......................
$ 42.09 $ 42.15 $ 41.25 $ 39.27 $ 41.04
Total Return at NAV (b)(c) ..........................
1.21% 6.65% 8.79% (0.56)% (13.40)%
Net Assets, End of Year (thousands) ...................
$ 1,094,275 $ 1,028,541 $ 788,901 $ 404,480 $ 262,663
Ratio of Expenses to Average Net Assets (d) .............
0.11% 0.11% 0.11% 0.11% 0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) ...
0.11% 0.11% 0.12% 0.12% 0.14%
Ratio of Net Investment Income to Average Net Assets (d) ....
3.45% 4.54% 3.68% 4.14% 6.84%
Portfolio Turnover Rate (c)(e) .......................
5% 9% 11% 9% 20%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
183
See accompanying Notes to Financial Statements.
Dimensional Global Core Plus Fixed Income
ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Period
November 7,
2023 Ʊ
through
October 31, 2024
(Unaudited)
Net Asset Value, Beginning of Period ..............................................
$ 55.25 $ 53.95 $ 50.06
Income From Investment Operations (a)
Net Investment Income (Loss) ...............................................
1.11 2.29 2.38
Net Gains (Losses) on Securities (Realized and Unrealized) ..........................
(1.02) 1.13 2.86
Total from Investment Operations .........................................
0.09 3.42 5.24
Less Distributions:
Net Investment Income ....................................................
(1.12) (2.06) (1.35)
Net Realized Gains .......................................................
— (0.06) —
Total Distributions ....................................................
(1.12) (2.12) (1.35)
Net Asset Value, End of Period ...................................................
$ 54.22 $ 55.25 $ 53.95
Total Return at NAV (b)(c) ......................................................
0.17% 6.47% 10.54%
Net Assets, End of Year (thousands) ...............................................
$ 2,428,934 $ 2,010,990 $ 1,068,205
Ratio of Expenses to Average Net Assets (d) .........................................
0.22% 0.22% 0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (d) .....................
0.23% 0.23% 0.24%
Ratio of Net Investment Income to Average Net Assets (d) ................................
4.13% 4.24% 4.54%
Portfolio Turnover Rate (c)(e) ...................................................
9% 18% 15%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
184
See accompanying Notes to Financial Statements.
Dimensional International Core Fixed Income
ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Period
November 7,
2023 Ʊ
through
October 31, 2024
(Unaudited)
Net Asset Value, Beginning of Period ..............................................
$ 54.46 $ 53.40 $ 50.12
Income From Investment Operations (a)
Net Investment Income (Loss) ...............................................
0.91 1.78 1.82
Net Gains (Losses) on Securities (Realized and Unrealized) ..........................
(1.38) 1.04 2.40
Total from Investment Operations .........................................
(0.47) 2.82 4.22
Less Distributions:
Net Investment Income ....................................................
(1.46) (1.76) (0.94)
Total Distributions ....................................................
(1.46) (1.76) (0.94)
Net Asset Value, End of Period ...................................................
$ 52.53 $ 54.46 $ 53.40
Total Return at NAV (b)(c) ......................................................
(0.85)% 5.41% 8.49%
Net Assets, End of Year (thousands) ...............................................
$ 1,520,850 $ 1,225,281 $ 590,071
Ratio of Expenses to Average Net Assets (d) .........................................
0.20% 0.20% 0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (d) .....................
0.21% 0.21% 0.24%
Ratio of Net Investment Income to Average Net Assets (d) ................................
3.45% 3.36% 3.51%
Portfolio Turnover Rate (c)(e) ...................................................
11% 30% 48%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
185
See accompanying Notes to Financial Statements.
Dimensional Global Credit ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Period
November 7,
2023 Ʊ
through
October 31, 2024
(Unaudited)
Net Asset Value, Beginning of Period ..............................................
$ 55.16 $ 53.44 $ 50.06
Income From Investment Operations (a)
Net Investment Income (Loss) ...............................................
1.18 2.48 2.58
Net Gains (Losses) on Securities (Realized and Unrealized) ..........................
(0.90) 1.08 2.62
Total from Investment Operations .........................................
0.28 3.56 5.20
Less Distributions:
Net Investment Income ....................................................
(1.02) (1.84) (1.82)
Total Distributions ....................................................
(1.02) (1.84) (1.82)
Net Asset Value, End of Period ...................................................
$ 54.42 $ 55.16 $ 53.44
Total Return at NAV (b)(c) ......................................................
0.53% 6.80% 10.49%
Net Assets, End of Year (thousands) ...............................................
$ 965,947 $ 750,122 $ 448,856
Ratio of Expenses to Average Net Assets (d) .........................................
0.20% 0.20% 0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (d) .....................
0.21% 0.21% 0.24%
Ratio of Net Investment Income to Average Net Assets (d) ................................
4.36% 4.62% 4.95%
Portfolio Turnover Rate (c)(e) ...................................................
14% 21% 17%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
186
See accompanying Notes to Financial Statements.
Dimensional Ultrashort Fixed Income ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Period
September 26,
2023 Ʊ
through
October 31, 2023
(Unaudited)
Net Asset Value, Beginning of Period ................................
$ 50.76 $ 50.70 $ 50.16 $ 50.00
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
1.01 2.33 2.79 0.25
Net Gains (Losses) on Securities (Realized and Unrealized) ............
(0.01) 0.01 (f) 0.22 (0.02)
Total from Investment Operations ...........................
1.00 2.34 3.01 0.23
Less Distributions:
Net Investment Income ......................................
(1.01) (2.28) (2.47) (0.07)
Net Realized Gains .........................................
— — — —
Total Distributions ......................................
(1.01) (2.28) (2.47) (0.07)
Net Asset Value, End of Period .....................................
$ 50.75 $ 50.76 $ 50.70 $ 50.16
Total Return at NAV (b)(c) ........................................
1.99% 4.73% 6.14% 0.45%
Net Assets, End of Year (thousands) .................................
$ 1,862,396 $ 1,545,524 $ 760,450 $ 60,193
Ratio of Expenses to Average Net Assets (d) ...........................
0.14% 0.15% 0.15% 0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) .............................................
0.14% 0.15% 0.18% 0.69%
Ratio of Net Investment Income to Average Net Assets (d) ..................
4.02% 4.59% 5.51% 5.27%
Portfolio Turnover Rate (c)(e) .....................................
14% 33% 19% —%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
187
See accompanying Notes to Financial Statements.
Dimensional National Municipal Bond ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
November 15,
2021 Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period ..................
$ 48.15 $ 47.88 $ 46.18 $ 46.51 $ 50.12
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
0.72 1.43 1.32 1.10 0.74
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
— (f) 0.24 1.63 (0.36) (3.94)
Total from Investment Operations .............
0.72 1.67 2.95 0.74 (3.20)
Less Distributions:
Net Investment Income ........................
(0.70) (1.40) (1.25) (1.07) (0.41)
Total Distributions ........................
(0.70) (1.40) (1.25) (1.07) (0.41)
Net Asset Value, End of Period .......................
$ 48.17 $ 48.15 $ 47.88 $ 46.18 $ 46.51
Total Return at NAV (b)(c) ..........................
1.50% 3.57% 6.41% 1.55% (6.38)%
Net Assets, End of Year (thousands) ...................
$ 2,102,446 $ 1,793,684 $ 1,381,242 $ 978,997 $ 588,409
Ratio of Expenses to Average Net Assets (d) .............
0.17% 0.17% 0.17% 0.17% 0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) ...
0.18% 0.18% 0.18% 0.19% 0.19%
Ratio of Net Investment Income to Average Net Assets (d) ....
3.02% 2.99% 2.74% 2.32% 1.62%
Portfolio Turnover Rate (c)(e) .......................
13% 42% 15% 9% 7%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
188
See accompanying Notes to Financial Statements.
Dimensional California Municipal Bond ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Period
June 26, 2023 Ʊ
through
October 31, 2023
(Unaudited)
Net Asset Value, Beginning of Period ................................
$ 50.02 $ 50.12 $ 48.47 $ 50.02
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
0.69 1.50 1.48 0.47
Net Gains (Losses) on Securities (Realized and Unrealized) ............
(0.03) (0.14) 1.57 (1.70)
Total from Investment Operations ...........................
0.66 1.36 3.05 (1.23)
Less Distributions:
Net Investment Income ......................................
(0.67) (1.46) (1.40) (0.32)
Total Distributions ......................................
(0.67) (1.46) (1.40) (0.32)
Net Asset Value, End of Period .....................................
$ 50.01 $ 50.02 $ 50.12 $ 48.47
Total Return at NAV (b)(c) ........................................
1.33% 2.77% 6.34% (2.47)%
Net Assets, End of Year (thousands) .................................
$ 677,668 $ 562,726 $ 344,607 $ 180,540
Ratio of Expenses to Average Net Assets (d) ...........................
0.19% 0.19% 0.19% 0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) .............................................
0.19% 0.19% 0.22% 0.24%
Ratio of Net Investment Income to Average Net Assets (d) ..................
2.79% 3.02% 2.94% 2.76%
Portfolio Turnover Rate (c)(e) .....................................
18% 57% 36% 1%
See page 2 for the Definitions of Abbreviations and Footnotes.
(a) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

DIMENSIONAL ETF TRUST
Notes to Financial Statements
(Unaudited)
189
A. Organization
The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The
Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the
“1940 Act”). As of April 30, 2026, the Trust is comprised of forty-one operational exchange-traded funds (“ETFs”)
and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following
(individually referred to as a “Fund” or collectively as the “Funds”):
The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies”.
The Board of Trustees of the Trust (the “Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.
B. Significant Accounting Policies
Shares of the Core Fixed Income ETF, Short-Duration Fixed Income ETF, Inflation-Protected Securities ETF,
Ultrashort Fixed Income ETF, Municipal Bond ETF, and California Municipal Bond ETF are listed and traded on the NYSE Arca, Inc. Shares of the Global Core Plus Fixed Income ETF, International Core Fixed Income ETF, and
Global Credit ETF are listed and traded on The Nasdaq Stock Market LLC. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind for a designated portfolio of investments (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each
Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An
Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous
Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.
Fund Short Name
Dimensional Core Fixed Income ETF Core Fixed Income ETF
Dimensional Short-Duration Fixed Income ETF Short-Duration Fixed Income ETF
Dimensional Inflation-Protected Securities ETF Inflation-Protected Securities ETF
Dimensional Global Core Plus Fixed Income ETF Global Core Plus Fixed Income ETF
Dimensional International Core Fixed Income ETF (formerly,
Dimensional Global ex US Core Fixed Income ETF) International Core Fixed Income ETF
Dimensional Global Credit ETF Global Credit ETF
Dimensional Ultrashort Fixed Income ETF Ultrashort Fixed Income ETF
Dimensional National Municipal Bond ETF Municipal Bond ETF
Dimensional California Municipal Bond ETF California Municipal Bond ETF

190
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
1.
Security Valuation
The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by Dimensional Fund
Advisors LP (the “Advisor”), with input from certain third-party pricing services and others, in accordance with Rule
2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale.
Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Debt securities held by the Funds are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Funds and affiliated funds, is categorized as Level 2 in the hierarchy.
With respect to the Core Fixed Income ETF, Short-Duration Fixed Income ETF, Global Core Plus Fixed Income
ETF, International Core Fixed Income ETF, Global Credit ETF, and Ultrashort Fixed Income ETF (the “International
Fixed Income Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time.
The International Fixed Income Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Fixed Income Funds do not price their shares; therefore the value of securities held by the International Fixed Income Funds may change on days when shareholders will not be able to purchase or redeem shares.

191
Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the hierarchy.
2.
Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in lieu of cash, if any, is recorded at the fair value of the securities received.
Tax reclaims receivable are recorded based on the Funds’ interpretation of country-specific taxation of accrued dividend and interest income and may be subject to change due to changes in country-specific tax regulations or how the Funds interpret the taxation of dividend income or interest income and the related reclaimable amounts.
3.
Foreign Currency Translations
The accounting records of the International Fixed Income Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The International Fixed Income Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in “Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations” on the Statements
of Operations. Any realized gains or losses from these fluctuations are included in “Net Realized Gain (Loss) from
Investment Transactions and Foreign Currency Transactions” on the Statements of Operations.
4.
Treasury Inflation-Protected Securities (TIPS)
Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/
or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity)
and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount.
These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (“CPI-U”). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater

192
of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.
5.
To-Be-Announced (TBA) Commitments
To-Be-Announced (“TBA”) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBA securities are valued by the Advisor using evaluations from an independent pricing service based on the characteristics of the securities to be delivered or received.
6.
Restricted Securities
A restricted security is a security that cannot be offered for public sale without prior registration under the
Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.
7.
Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least monthly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.
8.
Deferred Compensation Plan
Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Funds, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio,
U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value
Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio,
DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions
made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’
Fees & Expenses.
Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the
Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

193
9.
Other
Discount and premium on debt securities purchased are amortized using the effective interest method. Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.
C. Derivative Instruments
All open derivative positions at period end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type. The Funds’ derivative contracts are not accounted for as hedging instruments under
GAAP.
1.
Forward Currency Contracts
The International Fixed Income Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented on the Statements of Operations as the “Change in Unrealized Appreciation (Depreciation) on Forward Currency Contracts”. When the
contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented on the Statements of Operations as a “Net Realized Gain (Loss) from Forward Currency Contracts”. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 was as follows:
* Average Amount of Currency Purchase/Sold in USD.
Summary of Derivative Instruments:
The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2026:
Forward Currency
Contracts *
Core Fixed Income ETF ...................................................... $ 386,701,709
Short-Duration Fixed Income ETF .............................................. 1,017,058,376
Global Core Plus Fixed Income ETF ............................................ 1,469,668,213
International Core Fixed Income ETF ...........................................  1,613,108,340
Global Credit ETF ........................................................... 484,366,744
Asset Liability
Unrealized
Appreciation
on Forward
Currency
Contracts (1)
Unrealized
Depreciation
on Forward
Currency
Contracts (2)
Currency Rate Risk Exposure: – –
Core Fixed Income ETF ....................................... $ — $ 5,936,430
Short-Duration Fixed Income ETF ............................... 788,138 7,860,42 4
Global Core Plus Fixed Income ETF ............................. 735,683 16,952,121
International Core Fixed Income ETF ............................  599,277  18,439,170

194
(1) Presented on Statements of Assets and Liabilities as Unrealized Appreciation on: Forward Currency Contracts.
(2) Presented on Statements of Assets and Liabilities as Unrealized Depreciation on: Forward Currency Contracts.
The following is a summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
(1) Presented on Statements of Operations as Net Realized Gain (Loss) from: Forward Currency Contracts.
(2) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Forward Currency Contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA
Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the Statements of Assets and Liabilities.
Asset Liability
Unrealized
Appreciation
on Forward
Currency
Contracts (1)
Unrealized
Depreciation
on Forward
Currency
Contracts (2)
Global Credit ETF ............................................ $583,130 $4,048,000
Realized Gain
(Loss) from:
Change in
Unrealized
Appreciation
(Depreciation) on
Derivatives
Forward
Currency
Contracts (1)
Forward
Currency
Contracts (2)
Currency Rate Risk Exposure: — —
Core Fixed Income ETF ....................................... $ (3,744,710) $ (8,798,979)
Short-Duration Fixed Income ETF ............................... (5,249,383) (16,209,549)
Global Core Plus Fixed Income ETF ............................. 7,351,530 (29,537,71 5 )
International Core Fixed Income ETF ............................ 8,083,209 (34,003,871)
Global Credit ETF ............................................ 3,935,235 (8,774,934)

195
As of April 30, 2026, the Funds’ derivative assets and liabilities (by type) were as follows:
The following tables present the Funds’ derivative assets and liabilities as of April 30, 2026 by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Core Fixed Income
ETF
Short-Duration Fixed
Income ETF
Global Core Plus Fixed
Income ETF
International Core
Fixed Income ETF Global Credit ETF
Assets Liabilities Assets Liabilities Assets Liabilities Assets Liabilities Assets Liabilities
Derivative
Financial
Instruments :
Forwar d
currency
contracts ..
$— $5,936,430 $788,138 $7,860,424 $735,683 $16,952,121 $599,277 $18,439,170 $583,130 $4,048,000
Total derivative
assets and
liabilities o n
the Statements
of Assets and
Liabilities ..
$— $5,936,430 $788,138 $7,860,424 $735,683 $16,952,121 $599,277 $18,439,170 $583,130 $4,048,000
Derivative asset
and liabilities
not subject to a
master netting
agree ment
or similar
agreement
(“MNA” ) ....
$— $— $— $— $
—
$
—
$
—
$
—
$
—
$—
Total assets and
liabilities subject
to a n MNA $— $5,936,430 $788,138 $7,860,424 $735,683 $16,952,121 $599,277 $18,439,170 $583,130 $4,048,000
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available for
Offset
Non-cash
Collateral
Received (a)
Cash
Collateral
Received (a)
Net Amount
of Derivative
Assets
Short-Duration Fixed
Income ETF
ANZ Banking Group Ltd ....
$51,842 $(51,842) $— $— $—
Citigroup ............................
173,883 (173,883) — — —
HSBC ................................
42,241 (42,241) — — —
RBC Dominion Securities.
373,347 (373,347) — — —
State Street Bank and
Trust Company…………..
146,825 (20,746) — — 126,079
$788,138 $(662,059) $— $— $126,079
Global Core Plus Fixed
Income ETF
BNY Capital Markets .........
$1,144 $(1,144) $— $— $—
Citigroup…………………..
273,113 (273,113) — — —
RBC Dominion Securities ..
429,038 (429,038) — — —
State Street Bank and
Trust Company .................
32,388 (32,388) — — —
$735,683 $(735,683) $— $— $—

196
(a) The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available for
Offset
Non-cash
Collateral
Received (a)
Cash
Collateral
Received (a)
Net Amount
of Derivative
Assets
International Core Fixed
Income ETF
BNY Capital Markets .........
$362,203 $(362,203) $— $— $—
Citigroup…………………..
226,730 (226,730) — — —
RBC Dominion Securities ..
8,856 (8,856) — — —
State Street Bank and
Trust Company………….. ..
1,488 (1,488) — — —
$599,277 $(599,277) $— $— $—
Global Credit ETF
BNY Capital Markets .........
$99,670 $(99,670) $— $— $—
Citigroup…………………..
86,058 (86,058) — — —
RBC Dominion Securities.
300,650 (137,023) — — 163,627
State Street Bank and
Trust Company .................
96,752 (96,752) — — —
$583,130 $(419,503) $— $— $163,627
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available for
Offset
Non-cash
Collateral
Pledged (b)
Cash
Collateral
Pledged (b)
Net Amount
of Derivative
Liabilities
Core Fixed Income ETF
ANZ Banking Group LTD ... $1,188,557 $— $— $— $1,188,557
BNY Capital Markets ......... 734,046 — — — 734,046
Citigroup ............................ 2,882,307 — — — 2,882,307
RBC Dominion Securities .. 993,395 — — — 993,395
UBS Warburg .................... 138,125 — — — 138,125
$5,936,430 $— $— $— $5,936,430
Short-Duration Fixed
Income ETF
ANZ Banking Group LTD ...
$1,431,209 $(51,842) $— $— $1,379,367
BNY Capital Markets .........
392,882 — — — 392,882
Citigroup ............................
4,681,908 (173,883) — — 4,508,025
HSBC .................................
889,221 (42,241) — — 846,980
RBC Dominion Securities ..
444,458 (373,347) — — 71,111
State Street Bank and
Trust Company ..................
20,746 (20,746) — — —
$7,860,424 $(662,059) $— $— $7,198,365

197
(b) The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.
D. Investment Advisory and Other Contractual Services
1.
Investment Advisory Fees
The Advisor serves as the investment advisor to the Funds pursuant to an investment management agreement.
Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited, each of whom are controlled by the
Advisor, serve as Sub-Advisors for the Core Fixed Income ETF, Short-Duration Fixed Income ETF, Global Core Plus
Fixed Income ETF, International Core Fixed Income ETF, Global Credit ETF, and Ultrashort Fixed Income ETF and
are paid by the Advisor pursuant to separate sub-advisory agreements.
For the six months ended April 30, 2026, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available for
Offset
Non-cash
Collateral
Pledged (b)
Cash
Collateral
Pledged (b)
Net Amount
of Derivative
Liabilities
Global Core Plus Fixed
Income ETF
BNY Capital Markets .........
$8,646,139 $(1,144) $— $— $8,644,995
Citigroup…………………..
2,786,064 (273,113) — — 2,512,951
RBC Dominion Securities ..
3,693,849 (429,038) — — 3,264,811
State Street Bank and
Trust Company ..................
1,826,069 (32,388) — — 1,793,681
$16,952,121 $(735,683) $— $— $16,216,438
International Core Fixed
Income ETF
BNY Capital Markets .........
$8,108,441 $(362,203) $— $— $7,746,238
Citigroup ............................
4,115,772 (226,730) — — 3,889,042
RBC Dominion Securities ..
4,355,787 (8,856) — — 4,346,931
State Street Bank and
Trust Company .................
1,859,170 (1,488) — — 1,857,682
$18,439,170 $(599,277) $— $— $17,839,893
Global Credit ETF
BNY Capital Markets .........
$1,948,429 $(99,670) $— $— $1,848,759
Citigroup ............................
1,569,379 (86,058) — — 1,483,321
RBC Dominion Securities ..
137,023 (137,023) — — —
State Street Bank and
Trust Company .................
393,169 (96,752) — — 296,417
$4,048,000 $(419,503) $— $— $3,628,497
Management Fee
Core Fixed Income ETF ................................................................................ 0.16%
Short-Duration Fixed Income ETF ..................................................................... 0.15%
Inflation-Protected Securities ETF ..................................................................... 0.09%
Global Core Plus Fixed Income ETF .................................................................. 0.20%
International Core Fixed Income ETF ................................................................. 0.18%

198
Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor
has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Funds.
For each Fund, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of each Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund
Expenses of the Fund, on an annualized basis, to the rate listed below as percentage of average net assets (the
“Expense Limitation Amount”). The Fee Waiver Agreement will remain in effect through February 28, 2027, may only be terminated by the Trust’s Board of Trustees prior to that date, and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the six months ended April 30, 2026, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the ETF Fund Expenses of a Fund are less than the applicable Expense Limitation Amount listed below, the
Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the Fund. The waived fees/assumed expenses during the six months ended April 30, 2026, recovered previously waived fees/assumed expenses during the six months ended April 30, 2026, and previously waived fees/
assumed expenses subject to future recovery by the Advisor are reflected below. The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Management Fee
Global Credit ETF ....................................................................................... 0.18%
Ultrashort Fixed Income ETF ........................................................................... 0.12%
Municipal Bond ETF ..................................................................................... 0.16%
California Municipal Bond ETF ......................................................................... 0.16%
Expense
Limitation
Amount
Waived Fees/
Assumed
Expenses
Recovery of
Previously
Waived Fees/
Assumed
Expenses
Core Fixed Income ETF ............................ 0.17% $307,513 $—
Short-Duration Fixed Income ETF .................... 0.16% 303,844 —
Inflation-Protected Securities ETF .................... 0.11% 14,515 —
Global Core Plus Fixed Income ETF .................. 0.22% 111,494 —
International Core Fixed Income ETF ................. 0.20% 71,768 —
Global Credit ETF ................................. 0.20% 40,937 —
Ultrashort Fixed Income ETF ........................ 0.15% — —
Municipal Bond ETF ............................... 0.17% 68,883 —
California Municipal Bond ETF ....................... 0.19% — —
Previously Waived Fees/Assumed Expenses Subject to Future
Recovery
Expiring
10/31/2026 10/31/2027 10/31/2028 04/30/2029 Total
Core Fixed Income ETF ..... $383,945 $436,390 $362,168 $307,513 $1,490,016
Short-Duration Fixed Income ETF 151,969 345,399 337,868 303,844 1,139,080
Inflation-Protected Securities ETF 42,507 43,782 19,546 14,515 120,350
Global Core Plus Fixed Income ETF — 113,456 96,447 111,494 321,397
International Core Fixed Income ETF — 96,106 71,997 71,768 239,871
Global Credit ETF ............... — 81,847 52,550 40,937 175,334
Municipal Bond ETF ........... 112,632 114,471 81,995 68,883 377,981
California Municipal Bond ETF 12,408 74,335 13,954 — 100,697

199
2.
Earned Income Credit
Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the six months ended April 30, 2026, expenses were reduced as follows:
3.
Administration, Accounting, Transfer Agent, and Custodian Fees
Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services
Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global
Custodial and Agency Services Agreement with the Trust.
4.
Distribution
DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ Shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.
5.
Fees Paid to Officers and Trustees
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust.
For the six months ended April 30, 2026, the total related amount paid by the Trust to the CCO was $72,291.
E. Deferred Compensation
As of April 30, 2026, the total liability for deferred compensation to Trustees is included in “Accrued Expenses and Other Liabilities” on the Statements of Assets and Liabilities as follows:
F. Federal Income Taxes
Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter
M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with
U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/
tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings,
Fees Paid
Indirectly
Municipal Bond ETF ................................................................................................ $5,565
California Municipal Bond ETF .................................................................................... 2,183
Total
Core Fixed Income ETF ...................................................................................... $ 29,536
Short-Duration Fixed Income ETF ........................................................................... 18,831
Inflation-Protected Securities ETF ........................................................................... 3,746
Global Core Plus Fixed Income ETF ........................................................................ 5,547
International Core Fixed Income ETF .......................................................................  3,359
Global Credit ETF ............................................................................................. 2,258
Ultrashort Fixed Income ETF ................................................................................. 4,558
Municipal Bond ETF ........................................................................................... 6,987
California Municipal Bond ETF ............................................................................... 1,906

200
as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31,
2025, occurred as a result of non-deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses and redemption in-kind transactions, and were reclassified to the accounts mentioned above.
These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the periods ended October 31, 2024 and October 31, 2025, were as follows:
As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains
Tax-Exempt
Income Total
Core Fixed Income ETF
2024 .................................... $ 221,250,646 $ — $ — $ 221,250,646
2025 .................................... 310,829,919 — — 310,829,919
Short-Duration Fixed Income ETF
2024 .................................... 124,255,401 — — 124,255,401
2025 .................................... 189,295,464 — — 189,295,464
Inflation-Protected Securities ETF
2024 .................................... 21,090,051 — — 21,090,051
2025 .................................... 38,609,658 — — 38,609,658
Global Core Plus Fixed Income ETF
2024 .................................... 14,732,046 — — 14,732,046
2025 .................................... 54,016,303 — — 54,016,303
International Core Fixed Income ETF
2024 .................................... 4,467,403 — — 4,467,403
2025 .................................... 20,400,032 — — 20,400,032
Global Credit ETF
2024 .................................... 7,931,514 — — 7,931,514
2025 .................................... 19,025,042 — — 19,025,042
Ultrashort Fixed Income ETF
2024 .................................... 20,881,552 — — 20,881,552
2025 .................................... 52,858,032 — — 52,858,032
Municipal Bond ETF
2024 .................................... — —  32,580,151 32,580,151
2025 .................................... — — 45,214,455 45,214,455
California Municipal Bond ETF
2024 .................................... — —  7,380,529 7,380,529
2025 .................................... — — 12,582,536 12,582,536
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Tax-exempt
Net Investment
Income
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
Core Fixed Income ETF $ 33,07 6,803 $ — $ — $ (96,494,0 99 ) $ 134,353, 381 $ 70,936,0 85
Short-Duration Fixed
Income ETF ......... 30,540,803 — — (38,360,350) 95,283,295 87,463,748
Inflation-Protected
Securities ETF ....... 3,407,897 — — (19,889,282) 3,414,829 (13,066,556)

201
(1) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales and difference between book and tax amortization methods for premium and market discounts.
For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October
31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains.
As of October 31, 2025, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:
During the year ended October 31, 2025, the following Funds used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes:
As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Tax-exempt
Net Investment
Income
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
Global Core Plus Fixed
Income ETF ......... $ 28,272,950 $ — $ — $ (562,293) $ 39,921,829 $ 67,632,486
International Core Fixed
Income ETF ......... 28,470,093 — — — 9,118,142 37,588,235
Global Credit ETF .... 9,114,759 — — (46,239) 19,163,686 28,232,206
Ultrashort Fixed Income
ETF ............... 3,858,407 — — — 424,483 4,282,890
Municipal Bond ETF .. — 3,104,143 — (1,985,299) 9,527,932 10,646,776
California Municipal
Bond ETF .......... — 916,138 — (459,780) 611,651 1,068,009
Total
Core Fixed Income ETF ............................................................. $ 96,494,0 99
Short-Duration Fixed Income ETF ..................................................... 38,360,350
Inflation-Protected Securities ETF ..................................................... 19,889,282
Global Core Plus Fixed Income ETF ................................................... 562,293
Global Credit ETF .................................................................. 46,239
Municipal Bond ETF ................................................................ 1,985,299
California Municipal Bond ETF ........................................................ 459,780
Total
Core Fixed Income ETF ...................................................................................... $ 14,252 ,333
International Core Fixed Income ETF ....................................................................... 112,442
Global Credit ETF ............................................................................................. 267,813
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Fixed Income ETF ............ $12,591,469,578 $84,735,578 $(72,656,521) $12,079,057
Short-Duration Fixed Income ETF .... 6,586,561,982 70,087,701 (18,542,980) 51,544,721
Inflation-Protected Securities ETF .... 1,093,434,283 12,088,720 (13,748,585) (1,659,865)
Global Core Plus Fixed Income ETF .. 2,660,940,412 44,531,253 (29,583,621) 14,947,632
International Core Fixed Income ETF .. 1,501,775,487 30,074,678 (33,238,534) (3,163,856)
Global Credit ETF ................. 961,587,742 15,100,325 (7,682,589) 7,417,736
Ultrashort Fixed Income ETF ........ 1,847,699,627 465,433 (655,147) (189,714)
Municipal Bond ETF ............... 2,083,560,745 14,193,603 (6,112,160) 8,081,443
California Municipal Bond ETF ....... 680,647,024 2,428,016 (2,735,682) (307,666)

202
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of other investments.
In accordance with GAAP, the Funds recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.
G. Securities Lending
As of April 30, 2026, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’
collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.
In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short
Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
H. Affiliated Trades
Cross trades for the six months ended April 30, 2026, if any, were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board. For the six months ended April 30, 2026, the Funds did not engage in any Rule 17a-7 transactions under the Rule.

203
For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding
Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows:
I. Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended April 30, 2026 were as follows:
Balance at
October 31,
2025
Purchases at
Cost
Proceeds from
Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
April 30, 2026
Shares as of
April 30, 2026
Dividend
Income
Capital Gains
Distributions
Core Fixed Income ETF
The DFA Short Term
Investment Fund
$133,930,914 $1,101,960,257 $1,024,809,516 $— $— $211,081,655 18,243,877 $3,698,085 $—
Total $133,930,914 $1,101,960,257 $1,024,809,516 $— $— $211,081,655 $3,698,085 $—
Short-Duration Fixed
Income ETF
The DFA Short Term
Investment Fund
$86,739,322 $409,767,361 $385,658,122 $— $— $110,848,561 9,580,688 $2,284,545 $—
Total $86,739,322 $409,767,361 $385,658,122 $— $— $110,848,561 $2,284,545 $—
Global Core Plus Fixed
Income ETF
The DFA Short Term
Investment Fund
$31,078,802 $141,429,528 $114,702,748 $— $— $57,805,582 4,996,161 $1,089,032 $—
Total $31,078,802 $141,429,528 $114,702,748 $— $— $57,805,582 $1,089,032 $—
Global Credit ETF
The DFA Short Term
Investment Fund
$12,643,313 $75,940,230 $66,634,207 $— $— $21,949,336 1,897,090 $462,333 $—
Total $12,643,313 $75,940,230 $66,634,207 $— $— $21,949,336 $462,333 $—
Ultrashort Fixed
Income ETF
The DFA Short Term
Investment Fund
$2,320,400 $49,721,714 $47,421,489 $— $— $4,620,625 399,363 $67,296 $—
Total $2,320,400 $49,721,714 $47,421,489 $— $— $4,620,625 $67,296 $—
U.S. Government Securities Other Investment Securities
Purchases Sales Purchases Sales
Core Fixed Income ETF ............... $ 959,213,935 $ 571,198,200 $ 1,166,401,480 $ 748,944,856
Short-Duration Fixed Income ETF ....... 24,903,491 – 535,572,333 459,291,801
Inflation-Protected Securities ETF ....... 59,553,182 72,708,260 59,553,182 72,708,260
Global Core Plus Fixed Income ETF ..... 25,519,573 23,399,367 283,447,598 217,874,076
International Core Fixed Income ETF ....  –  2,766,850  228,257,232  174,341,718
Global Credit ETF .................... 14,715,286 13,377,000 155,470,902 132,251,531
Ultrashort Fixed Income ETF ........... – 15,735,000 394,300,468 110,416,712
Municipal Bond ETF .................. – – 557,381,602 287,723,845
California Municipal Bond ETF .......... – – 236,133,285 122,063,010

204
In-kind transactions for the six months ended April 30, 2026 were as follows:
J. Capital Shares Transactions
Shares are issued and redeemed by each Fund, solely with Authorized Participants, and only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of
Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities and an amount of cash. Funds also reserve the right to permit or require Creation
Units to be issued (or redeemed) entirely or partially for cash. Authorized Participants redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs a Fund incurs to issue or redeem
Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.
Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of
Changes in Net Assets.
From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from Custodian” and securities related to in-kind redemptions are reflected as “Securities Payable Related to In-Kind Transactions” on the
Statements of Assets and Liabilities.
When an Authorized Participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription-in-kind), fails to deliver the Fund Shares (in the case of a redemption-in-kind), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the Authorized Participant to deliver and maintain cash collateral in accordance with the Authorized Participant agreement. Daily market fluctuations could cause the value of the missing securities or Fund Shares to be more or less than the value of the collateral received and when this occurs, the collateral is adjusted. The Fund records an asset and a corresponding liability for the return of the collateral that are reflected as “Collateral for ETF Capital
Activity” on the Statements of Assets and Liabilities.
K. Financial Instruments
In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Foreign Market Risks
: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of
America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.
U.S. Government Securities Other Investment Securities
Purchases Sales Purchases Sales
Core Fixed Income ETF ................ $ 886,635,082 $ 72,139,795 $ 928,524,098 $ 8,955,040
Short-Duration Fixed Income ETF ........ 6,224,069 — 995,644,100 —
Inflation-Protected Securities ETF ........ 103,497,038 38,750,282 — —
Global Core Plus Fixed Income ETF ...... 3,390,077 — 390,921,918 —
International Core Fixed Income ETF .....  —  —  279,901,206  —
Global Credit ETF ..................... — — 200,350,938 —
Ultrashort Fixed Income ETF ............ — 1,512,895 239,179,064 2,478,526
Municipal Bond ETF ................... — — 5,567,724 —

205
Inflation Protection Risks
: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Inflation-Protected Securities ETF may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-
protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Fund may not pay income and the Fund may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Fund’s value. For example, if interest rates rise due to reasons other than inflation, the Fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Fund at the time of such adjustments (which generally would be distributed by the
Fund as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.
L. Line of Credit and Interfund Lending Program
The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through
December 25, 2025. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
There were no borrowings by the Funds under this line of credit during the six months ended April 30, 2026.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain funds managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Funds did not use the interfund lending program during the six months ended April 30, 2026.
M. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Trust’s Co-Chief Executive Officers and
the Chief Financial Officer act as the Funds’ chief operating decision maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. Each Fund’s long-
term strategic asset allocation is executed by its portfolio management team and guided by each Fund’s investment objective and principal investment strategies, as described in each Fund’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of
Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

206
N. Recent Accounting Pronouncement
On December 14, 2023, FASB issued Accounting Standards Update (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Funds’ financial statements.
O. Other
The Funds are subject to claims and suits that arise from time to time in the ordinary course of business.
Although management currently believes that resolving claims, if any, against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
Active trading markets for a Fund’s Shares may not be developed or maintained by market makers or Authorized
Participants. Authorized Participants are not obligated to make a market in a Fund’s Shares or to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads.  Trading in Shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a Fund will continue to be met.
P. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

207
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Not applicable

208
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable

209
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Remuneration paid to directors, officers, and others is included in the Fees Paid to Officers and Trustees section of the Notes to Financial Statements above.

210
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENTS
At the Board meeting held on December 15-16, 2025 (the “Meeting”), the Board of Trustees of Dimensional
ETF Trust (the “Board”) considered the continuation of the investment management agreements for each Portfolio
(collectively, the “Funds”) and a Fund’s sub-advisory agreements. Dimensional Fund Advisors Ltd. or DFA Australia
Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 24, 2025, the
Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial
Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent
Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge
Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each
Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund;
(iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance.
The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge
Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an

211
absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the
Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA-043026-018S

DIMENSIONAL ETF TRUST
Semi-Annual Financial Statements & Other Information
Six Months Ended: April 30, 2026 (Unaudited)
Dimensional US Core Equity Market ETF
Dimensional US Core Equity 1 ETF
Dimensional US High Profitability ETF
Dimensional US Large Cap Value ETF
Dimensional US Small Cap Value ETF
Dimensional US Large Cap Vector ETF
Dimensional US Vector Equity ETF
Dimensional US Real Estate ETF

**Blank Page**

DIMENSIONAL ETF TRUST
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)

Page
Item 7 — Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Item 8 — Changes in and Disagreements with Accountants for Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 128
Item 9 — Proxy Disclosures for Open-End Management Investment Companies . . . . . . . . . . . . . . . . . . . 129
Item 10 — Remuneration Paid to Directors, Officers, and Others of Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 130
Item 11 — Statement Regarding Basis for Approval of Investment Management Agreements . . . . . . . . . 131
i

2
DIMENSIONAL ETF TRUST
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
(Unaudited)
Schedules of Investments
Investment Abbreviations
Financial Highlights
All Statements, Schedules and Notes to Financial Statements
ADR American Depositary Receipt
CVR Contingent Value Right
PLC Public Limited Company
SA Special Assessment
Investment Footnotes
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of April 30, 2026.
† See Note B to Financial Statements.
# Total or Partial Securities on Loan
§ Affiliated Fund
@ Security purchased with cash collateral received from Securities on Loan
(a)
Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)
Not annualized for periods less than one year
(d)
Annualized for periods less than one year
(e)
Excludes impact of in-kind transactions
— Amounts designated as — are either zero or rounded to zero
SEC Securities and Exchange Commission
Ʊ Commencement of Operations

3
Dimensional US Core Equity Market ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value†
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (10.0%)
Alphabet, Inc., Class A 913,695 $ 351,589,836
Alphabet, Inc., Class C 759,872 290,225,512
*Anterix, Inc. 2,455 118,626
Array Digital Infrastructure, Inc. 8,409 417,843
#*AST SpaceMobile, Inc., Class A 32,735 2,419,117
AT&T, Inc. 1,133,902 29,628,859
*Atlanta Braves Holdings, Inc. 2,510 132,829
*Atlanta Braves Holdings, Inc.,
Class C 8,414 415,736
ATN International, Inc. 3,428 95,744
*Bandwidth, Inc., Class A 4,523 166,492
*Boston Omaha Corp., Class A 5,846 70,269
*Bumble, Inc., Class A 2,575 10,686
#*Cable One, Inc. 1,096 100,273
*Cargurus, Inc., Class A 17,240 628,570
*Cars.com, Inc. 11,969 131,539
#*Charter Communications, Inc.,
Class A 35,461 5,857,093
Cinemark Holdings, Inc. 31,624 933,540
Comcast Corp., Class A 614,309 16,610,915
*DoubleVerify Holdings, Inc. 12,801 141,067
*E.W. Scripps Co. (The), Class A 6,753 32,347
#*EchoStar Corp., Class A 9,527 1,173,155
Electronic Arts, Inc. 46,645 9,439,549
*EverQuote, Inc., Class A 5,000 72,100
Fox Corp., Class A 49,367 3,134,311
Fox Corp., Class B 51,167 2,917,542
*fuboTV, Inc., Class A 1 6
*GCI Liberty, Inc., Class A 550 19,173
*GCI Liberty, Inc., Class C 8,712 298,386
#*Globalstar, Inc. 9,335 768,271
Gray Media, Inc. 21,518 121,362
*Grindr, Inc. 6,552 87,600
IDT Corp., Class B 6,458 323,869
#*IMAX Corp. 11,478 436,394
Iridium Communications, Inc. 27,059 1,057,195
John Wiley & Sons, Inc., Class A 15,071 616,856
*Liberty Broadband Corp., Class
A 2,752 105,759
*Liberty Broadband Corp., Class
C 16,467 633,815
*Liberty Global, Ltd., Class A 39,688 459,587
*Liberty Global, Ltd., Class C 40,406 458,204
*Liberty Latin America, Ltd., Class
A 11,616 94,322
*Liberty Latin America, Ltd., Class
C 43,840 364,310
#*Liberty Media Corp.-Liberty
Formula One 5,899 467,201
*Liberty Media Corp.-Liberty
Formula One, Class C 50,563 4,345,890
*Lionsgate Studios Corp. 18,282 227,428
#*Live Nation Entertainment, Inc. 43,489 6,868,653
*Lumen Technologies, Inc. 187,583 1,658,234
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Madison Square Garden
Entertainment Corp., Class A 9,035 $ 604,622
*Magnite, Inc. 35,616 456,419
Marcus Corp. (The) 4,295 75,678
Match Group, Inc. 44,515 1,665,751
Meta Platforms, Inc., Class A 380,691 232,948,630
*Netflix, Inc. 612,892 57,372,820
New York Times Co. (The), Class
A 33,128 2,618,106
News Corp., Class A 81,789 2,152,686
#News Corp., Class B 40,969 1,248,735
Nexstar Media Group, Inc., Class
A 8,064 1,678,441
Omnicom Group, Inc. 67,050 5,144,076
*Optimum Communications, Inc.,
Class A 7,515 11,874
#Paramount Skydance Corp.,
Class B 21,722 222,433
*Pinterest, Inc., Class A 69,665 1,369,614
#*QuinStreet, Inc. 7,773 99,183
*Reddit, Inc., Class A 15,992 2,354,502
*ROBLOX Corp., Class A 54,682 3,021,727
*Roku, Inc., Class A 26,806 3,124,507
#Scholastic Corp. 6,019 242,927
#Shenandoah
Telecommunications Co. 12,641 198,843
#Shutterstock, Inc. 5,605 90,633
Sinclair, Inc. 13,018 202,430
#Sirius XM Holdings, Inc. 75,593 2,036,475
#*Snap, Inc., Class A 86,249 523,531
#*Sphere Entertainment Co. 6,645 946,580
Spok Holdings, Inc. 2,154 23,026
*Spotify Technology SA 16,119 7,197,939
#*Stagwell, Inc., Class A 63,406 397,556
*Starz Entertainment Corp. 1,677 30,756
*Take-Two Interactive Software,
Inc. 23,137 4,945,765
Telephone and Data Systems,
Inc. 24,278 1,093,967
#TKO Group Holdings, Inc., Class
A 13,821 2,571,950
T-Mobile US, Inc. 91,572 17,902,326
*Trade Desk, Inc. (The), Class A 37,250 878,728
#*TripAdvisor, Inc. 28,685 319,264
*USA TODAY Co, Inc. 40,160 290,357
Verizon Communications, Inc. 893,193 42,900,060
Versant Media Group, Inc. 19,539 785,272
Walt Disney Co. (The) 249,094 25,843,503
*Warner Bros Discovery, Inc. 440,138 11,905,733
Warner Music Group Corp., Class
A 30,342 857,768
*Yelp, Inc., Class A 14,881 410,716
*Ziff Davis, Inc. 6,135 280,738

4
Dimensional US Core Equity Market ETF
continued
Shares Value†
COMMUNICATION SERVICES — (Continued)
*ZoomInfo Technologies, Inc.,
Class A 11,657 $ 72,856
TOTAL COMMUNICATION
SERVICES 1,174,995,568
CONSUMER DISCRETIONARY — (10.4%)
*1stdibs.com, Inc. 2,661 12,320
*Abercrombie & Fitch Co. 10,033 856,317
#Academy Sports & Outdoors,
Inc. 14,572 799,128
*Accel Entertainment, Inc., Class
A 16,415 205,023
#Acushnet Holdings Corp. 13,126 1,270,859
*Adient PLC 20,401 429,441
ADT, Inc. 209,442 1,577,098
#Advance Auto Parts, Inc. 13,445 800,112
*Airbnb, Inc., Class A 50,037 7,023,193
*Amazon.com, Inc. 1,583,989 419,852,124
American Eagle Outfitters, Inc. 40,794 710,631
*American Public Education, Inc. 4,575 266,036
*Aptiv PLC 46,778 2,818,842
Aramark 53,294 2,435,003
Arhaus, Inc., Class A 14,233 105,324
*Ark Restaurants Corp. 63 418
Arko Corp. 30,262 199,729
*Asbury Automotive Group, Inc. 4,339 883,811
Autoliv, Inc. 19,459 2,255,882
#*AutoNation, Inc. 10,190 2,164,152
*AutoZone, Inc. 3,188 11,808,448
Bassett Furniture Industries, Inc. 534 7,786
Bath & Body Works, Inc. 6,696 130,170
*Beazer Homes USA, Inc. 7,866 169,827
#*Bed Bath & Beyond, Inc. 14,258 69,864
Best Buy Co., Inc. 52,195 3,157,276
#*Biglari Holdings, Inc., Class A 16 26,083
*Biglari Holdings, Inc., Class B 472 145,966
#*Birkenstock Holding PLC 31,450 1,218,373
*BJ's Restaurants, Inc. 4,772 183,245
Booking Holdings, Inc. 111,574 18,784,599
*Boot Barn Holdings, Inc. 6,417 1,100,195
BorgWarner, Inc. 50,289 2,864,964
Boyd Gaming Corp. 2,437 211,897
*Bright Horizons Family Solutions,
Inc. 8,823 715,634
Brightstar Lottery PLC 14,667 192,578
*Brinker International, Inc. 9,190 1,399,086
Brunswick Corp. 14,320 1,137,724
Buckle, Inc. (The) 14,384 799,894
#Build-A-Bear Workshop, Inc.,
Class A 3,870 142,958
*Burlington Stores, Inc. 13,112 4,195,971
*Caesars Entertainment, Inc. 17,454 485,221
*Callaway Golf Co 48,933 748,675
*Capri Holdings, Ltd. 17,054 332,724
*CarMax, Inc. 2,147 84,399
Carnival Corp. 333,795 8,848,905
Carriage Services, Inc., Class A 3,483 171,015
Carter's, Inc. 6,230 225,028
#*Carvana Co., Class A 18,522 7,331,008
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Cato Corp. (The), Class A 2,741 $ 7,867
#*Cava Group, Inc. 10,349 966,700
*Cavco Industries, Inc. 1,733 878,631
Century Communities, Inc. 7,298 408,834
*Champion Homes, Inc. 12,945 986,797
#Cheesecake Factory, Inc. (The) 12,790 804,107
*Chewy, Inc., Class A 36,434 926,152
*Chipotle Mexican Grill, Inc.,
Class A 227,559 7,734,730
#Choice Hotels International, Inc. 6,354 629,554
Churchill Downs, Inc. 13,104 1,323,373
*Citi Trends, Inc. 1,905 92,793
Columbia Sportswear Co. 11,049 673,105
*Cooper-Standard Holdings, Inc. 4,592 138,081
*Coupang, Inc., Class A 267,090 5,336,458
*Coursera, Inc. 44,178 262,859
*Covista, Inc. 8,587 989,394
#Cricut, Inc., Class A 6,309 27,192
*Crocs, Inc. 9,881 1,007,664
D.R. Horton, Inc. 61,535 9,467,775
Dana, Inc. 33,907 1,235,910
Darden Restaurants, Inc. 25,325 5,079,182
*Dauch Corporation 35,588 203,207
*Deckers Outdoor Corp. 30,539 3,121,086
#Designer Brands, Inc., Class A 5,667 42,502
#Dick's Sporting Goods, Inc. 14,749 3,346,843
#Dillard's, Inc., Class A 2,692 1,532,340
Dine Brands Global, Inc. 3,428 95,230
Domino's Pizza, Inc. 6,243 2,118,999
*DoorDash, Inc., Class A 49,681 8,378,701
#*Dorman Products, Inc. 6,846 770,243
#*Dream Finders Homes, Inc.,
Class A 5,173 75,526
#*Driven Brands Holdings, Inc. 33,200 450,524
#*Duolingo, Inc., Class A 552 60,775
#*Dutch Bros, Inc., Class A 21,812 1,254,408
eBay, Inc. 103,360 10,695,693
*El Pollo Loco Holdings, Inc. 8,605 116,340
*Envela Corp. 30 528
Ethan Allen Interiors, Inc. 4,754 101,450
*Etsy, Inc. 18,216 1,172,017
*European Wax Center, Inc.,
Class A 2,755 15,979
Expedia Group, Inc. 29,761 7,391,740
*Figs, Inc., Class A 36,685 548,808
*First Watch Restaurant Group,
Inc. 12,748 167,254
*Five Below, Inc. 11,466 2,702,078
Flexsteel Industries, Inc. 531 29,364
#*Floor & Decor Holdings, Inc.,
Class A 4,330 209,572
*Flutter Entertainment PLC, Class
DI 29,239 3,155,765
Ford Motor Co. 997,735 12,052,639
*Frontdoor, Inc. 10,934 750,400
#*GameStop Corp., Class A 100,588 2,509,671
Gap, Inc. (The) 100,150 2,462,689
Garmin, Ltd. 38,242 9,604,096
Garrett Motion, Inc. 36,530 935,533

5
Dimensional US Core Equity Market ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
General Motors Co. 235,382 $ 18,098,522
Gentex Corp. 51,471 1,189,495
*Gentherm, Inc. 5,252 158,085
Genuine Parts Co. 31,536 3,381,605
*GigaCloud Technology, Inc.,
Class A 7,393 328,915
G-III Apparel Group, Ltd. 10,168 317,140
#*Global Business Travel Group I 57,467 336,757
Gold.com, Inc., Class A 7,595 343,218
Golden Entertainment, Inc. 5,010 131,955
*Goodyear Tire & Rubber Co.
(The) 56,218 398,023
Graham Holdings Co., Class B 852 956,379
*Grand Canyon Education, Inc. 6,512 1,100,984
*Green Brick Partners, Inc. 9,631 649,515
Group 1 Automotive, Inc. 2,810 1,002,805
#*Groupon, Inc., Class A 4,854 68,975
H&R Block, Inc. 15,752 499,811
Hamilton Beach Brands Holding
Co., Class A 715 14,879
#Harley-Davidson, Inc. 17,737 423,737
Hasbro, Inc. 29,226 2,801,020
Haverty Furniture Cos., Inc. 2,103 46,560
#*Hilton Grand Vacations, Inc. 18,833 884,586
Hilton Worldwide Holdings, Inc. 43,375 14,056,536
*Holley, Inc. 19,714 65,056
Home Depot, Inc. (The) 163,292 53,690,410
Hooker Furnishings Corp. 778 9,453
*Hovnanian Enterprises, Inc.,
Class A 1,087 122,222
#Hyatt Hotels Corp., Class A 9,691 1,623,921
Installed Building Products, Inc. 5,529 1,595,393
JAKKS Pacific, Inc. 1,980 43,085
Johnson Outdoors, Inc., Class A 2,086 109,786
KB Home 10,822 573,458
#Kohl's Corp. 23,080 327,044
Kontoor Brands, Inc. 13,736 1,007,673
#*Kura Sushi USA, Inc., Class A 3,651 201,061
#*Lands' End, Inc. 7,310 82,530
Las Vegas Sands Corp. 120,498 6,580,396
*Latham Group, Inc. 26,834 162,882
*Laureate Education, Inc., Class
A 31,880 959,429
La-Z-Boy, Inc. 9,444 328,085
LCI Industries 5,811 692,787
Lear Corp. 12,431 1,580,353
*Legacy Housing Corp. 4,298 93,482
Leggett & Platt, Inc. 28,946 314,643
Lennar Corp., Class A 47,525 4,291,508
#Lennar Corp., Class B 4,933 435,979
#Levi Strauss & Co., Class A 26,462 589,573
*Liberty Live Holdings, Inc., Class
A 3,586 327,079
*Liberty Live Holdings, Inc., Class
C 8,436 789,610
*Life Time Group Holdings, Inc. 53,689 1,439,402
*Lincoln Educational Services
Corp. 7,883 324,307
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Lindblad Expeditions Holdings,
Inc. 17,605 $ 326,221
#Lithia Motors, Inc., Class A 5,692 1,651,363
LKQ Corp. 38,670 1,221,199
#*Lovesac Co. (The) 2,776 43,889
Lowe's Cos., Inc. 78,642 18,778,923
#Lucky Strike Entertainment
Corp. 6,762 53,758
*Lululemon Athletica, Inc. 20,596 2,836,069
Macy's, Inc. 77,236 1,509,964
*Malibu Boats, Inc., Class A 3,561 91,162
*MarineMax, Inc. 5,461 156,949
Marriott International, Inc., Class
A 45,758 16,550,211
Marriott Vacations Worldwide
Corp. 9,245 665,732
*MasterCraft Boat Holdings, Inc. 3,678 85,881
*Mattel, Inc. 68,220 1,028,758
#Matthews International Corp.,
Class A 7,658 218,559
McDonald's Corp. 100,056 29,375,441
*MGM Resorts International 44,333 1,726,327
#*Mister Car Wash, Inc. 55,148 390,448
*Mohawk Industries, Inc. 13,888 1,466,017
Monarch Casino & Resort, Inc. 408 48,426
Monro, Inc. 6,184 108,591
*Motorcar Parts of America, Inc. 4,326 48,538
Movado Group, Inc. 2,727 74,283
Murphy USA, Inc. 3,839 2,257,332
*National Vision Holdings, Inc. 21,591 501,343
Newell Brands, Inc. 106,070 432,766
NIKE, Inc., Class B 240,980 10,689,873
*Norwegian Cruise Line Holdings,
Ltd. 133,196 2,421,503
*NVR, Inc. 739 4,667,428
*Ollie's Bargain Outlet Holdings,
Inc. 14,245 1,232,335
OneSpaWorld Holdings, Ltd. 19,995 493,077
*O'Reilly Automotive, Inc. 152,557 15,164,166
Oxford Industries, Inc. 155 6,640
#Papa John's International, Inc. 4,612 166,908
#Patrick Industries, Inc. 7,386 686,898
*Penn Entertainment, Inc. 29,877 521,652
#Penske Automotive Group, Inc. 12,550 2,152,576
Perdoceo Education Corp. 15,114 512,969
*Petco Health & Wellness Co.,
Inc., Class A 71,370 202,691
Phinia, Inc. 9,443 681,312
*Planet Fitness, Inc., Class A 15,523 1,034,918
Polaris, Inc. 7,105 470,848
Pool Corp. 4,229 902,130
#*Portillo's, Inc., Class A 5,065 31,656
PulteGroup, Inc. 46,019 5,630,885
*Pursuit Attractions and
Hospitality, Inc. 7,093 298,473
PVH Corp. 10,638 972,739
#*QuantumScape Corp., Class A 113,386 826,584
Ralph Lauren Corp., Class A 8,738 3,133,796
RCI Hospitality Holdings, Inc. 45 1,126

6
Dimensional US Core Equity Market ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#Red Rock Resorts, Inc., Class A 8,802 $ 474,956
*Revolve Group, Inc., Class A 9,261 235,692
#*RH 466 61,493
#*Rivian Automotive, Inc., Class A 252,918 4,147,855
Rocky Brands, Inc. 1,195 43,821
Ross Stores, Inc. 68,348 15,568,991
Royal Caribbean Cruises, Ltd. 58,865 15,526,232
*Rush Street Interactive, Inc. 6,872 193,103
#*Sally Beauty Holdings, Inc. 30,682 435,071
#*Savers Value Village, Inc. 16,090 135,961
Service Corp. International 30,583 2,478,140
*Shake Shack, Inc., Class A 8,438 864,557
#*SharkNinja, Inc. 30,296 3,500,097
#Signet Jewelers, Ltd. 9,101 810,262
#*Sleep Number Corp. 3,001 9,033
Smith & Wesson Brands, Inc. 15,756 244,848
#*Solid Power, Inc. 52,890 182,471
Somnigroup International, Inc. 44,467 3,373,267
#Sonic Automotive, Inc., Class A 5,833 459,349
*Sonos, Inc. 26,558 393,855
Standard Motor Products, Inc. 5,344 199,705
Starbucks Corp. 158,988 16,746,206
Steven Madden, Ltd. 16,503 619,853
*Stitch Fix, Inc., Class A 23,077 84,000
*Stoneridge, Inc. 2,947 20,629
Strategic Education, Inc. 6,027 472,517
*Strattec Security Corp. 954 71,798
#*Stride, Inc. 8,981 872,594
Sturm Ruger & Co., Inc. 5,048 218,982
Superior Group of Cos., Inc. 1,048 11,821
#*Sweetgreen, Inc., Class A 15,214 104,672
Tapestry, Inc. 39,539 5,734,737
*Target Hospitality Corp. 20,327 295,555
*Taylor Morrison Home Corp.,
Class A 20,809 1,263,939
*Tesla, Inc. 457,700 174,672,051
Texas Roadhouse, Inc., Class A 15,539 2,501,624
Thor Industries, Inc. 11,667 922,160
TJX Cos., Inc. (The) 190,690 29,890,657
Toll Brothers, Inc. 21,345 3,033,978
#*TopBuild Corp. 6,535 2,893,044
Tractor Supply Co. 113,807 3,994,626
Travel + Leisure Co. 12,232 790,921
*Udemy, Inc. 20,332 96,374
*Ulta Beauty, Inc. 9,537 5,125,947
#*Under Armour, Inc., Class A 46,437 292,089
*Under Armour, Inc., Class C 48,795 296,186
#*United Parks & Resorts, Inc. 10,094 355,814
*Universal Technical Institute, Inc. 12,567 471,640
Upbound Group, Inc. 8,405 166,083
*Urban Outfitters, Inc. 21,053 1,480,868
#Vail Resorts, Inc. 4,587 583,375
*Valvoline, Inc. 28,816 957,556
*Vera Bradley, Inc. 2,086 8,573
*Versigent PLC 15,592 545,252
VF Corp. 81,289 1,538,801
*Victoria's Secret & Co. 21,695 1,124,452
Visteon Corp. 6,770 756,277
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Warby Parker, Inc., Class A 18,777 $ 415,347
*Wayfair, Inc., Class A 19,440 1,242,799
#Whirlpool Corp. 2,067 115,876
Williams-Sonoma, Inc. 25,060 4,541,123
#Wingstop, Inc. 3,573 586,186
Winmark Corp. 776 295,260
Winnebago Industries, Inc. 4,868 158,745
Wolverine World Wide, Inc. 23,248 395,681
Wyndham Hotels & Resorts, Inc. 14,177 1,153,724
#Wynn Resorts, Ltd. 16,340 1,750,177
#*XPEL, Inc. 6,307 300,339
*YETI Holdings, Inc. 17,968 709,017
Yum! Brands, Inc. 48,932 7,811,994
*Zumiez, Inc. 3,468 85,209
TOTAL CONSUMER
DISCRETIONARY 1,214,421,443
CONSUMER STAPLES — (4.7%)
#Albertsons Cos., Inc., Class A 146,699 2,471,878
Alico, Inc. 586 24,383
Altria Group, Inc. 233,600 16,971,040
Andersons, Inc. (The) 9,816 770,949
Archer-Daniels-Midland Co. 92,807 6,917,834
*BellRing Brands, Inc. 4,360 77,608
*BJ's Wholesale Club Holdings,
Inc. 34,639 3,252,256
*Boston Beer Co., Inc. (The),
Class A 2,065 489,488
Brown-Forman Corp., Class A 525 13,797
#Brown-Forman Corp., Class B 45,847 1,181,477
Bunge Global SA 42,846 5,444,441
Calavo Growers, Inc. 4,832 136,069
#Cal-Maine Foods, Inc. 14,917 1,152,487
#Campbell's Company (The) 16,897 351,289
Casey's General Stores, Inc. 7,380 6,067,467
*Central Garden & Pet Co. 1,415 52,383
*Central Garden & Pet Co., Class
A 13,458 451,650
*Chefs' Warehouse, Inc. (The) 8,926 692,658
Church & Dwight Co., Inc. 49,854 4,838,829
Clorox Co. (The) 23,110 2,228,728
Coca-Cola Co. (The) 647,638 51,007,969
Coca-Cola Consolidated, Inc. 12,840 2,633,099
Colgate-Palmolive Co. 154,738 13,208,436
Conagra Brands, Inc. 27,333 392,229
Constellation Brands, Inc., Class
A 31,307 4,902,050
Costco Wholesale Corp. 60,072 60,944,846
*Coty, Inc., Class A 137,446 338,117
*Darling Ingredients, Inc. 35,703 2,293,204
Dole PLC 27,352 415,203
Dollar General Corp. 56,434 6,539,572
*Dollar Tree, Inc. 41,322 4,012,779
Edgewell Personal Care Co. 11,009 248,253
#*elf Beauty, Inc. 10,638 680,513
#Energizer Holdings, Inc. 14,634 286,534
Estee Lauder Cos., Inc. (The),
Class A 52,608 4,035,560
Fresh Del Monte Produce, Inc. 11,345 475,242

7
Dimensional US Core Equity Market ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
#*Freshpet, Inc. 7,203 $ 485,338
General Mills, Inc. 101,714 3,591,521
*Grocery Outlet Holding Corp. 9,495 75,105
*Herbalife, Ltd. 25,109 416,809
Hershey Co. (The) 31,776 5,902,074
*Honest Co., Inc. (The) 22,178 77,623
Hormel Foods Corp. 93,731 2,012,405
Ingles Markets, Inc., Class A 3,878 354,721
Ingredion, Inc. 15,489 1,730,741
Interparfums, Inc. 5,777 526,978
J&J Snack Foods Corp. 1,483 130,890
J.M. Smucker Co. (The) 23,658 2,319,194
John B. Sanfilippo & Son, Inc. 2,084 170,450
Kenvue, Inc. 374,799 6,570,226
Keurig Dr Pepper, Inc. 264,416 7,773,830
#Kimberly-Clark Corp. 68,021 6,695,307
Kraft Heinz Co. (The) 212,747 4,820,847
Kroger Co. (The) 168,054 11,439,436
Lamb Weston Holdings, Inc. 14,484 630,778
*Lifeway Foods, Inc. 1,173 31,483
Limoneira Co. 3,631 46,223
*Maplebear, Inc. 52,261 2,213,253
Marzetti Co. (The) 5,704 743,117
McCormick & Co., Inc. 52,751 2,681,861
#*Mission Produce, Inc. 17,421 241,455
#Molson Coors Beverage Co.,
Class B 42,694 1,824,742
Mondelez International, Inc.,
Class A 228,943 14,066,258
*Monster Beverage Corp. 167,662 12,921,710
*National Beverage Corp. 15,666 536,091
Natural Grocers by Vitamin
Cottage, Inc. 5,520 159,859
*Nature's Sunshine Products, Inc. 3,780 102,665
*Niagen Bioscience, Inc. 1,360 6,433
Nu Skin Enterprises, Inc., Class A 10,479 76,497
Oil-Dri Corp. of America 1,792 130,726
PepsiCo, Inc. 201,813 31,985,342
*Performance Food Group Co. 34,347 3,110,464
Philip Morris International, Inc. 220,289 36,363,105
Pilgrim's Pride Corp. 35,591 1,178,062
*Post Holdings, Inc. 11,862 1,242,544
PriceSmart, Inc. 6,261 982,476
Procter & Gamble Co. (The) 409,870 60,287,778
Reynolds Consumer Products,
Inc. 43,496 912,111
Seaboard Corp. 231 1,313,450
*Seneca Foods Corp., Class A 1,408 196,923
Smithfield Foods, Inc. 3,956 103,964
Spectrum Brands Holdings, Inc. 4,021 332,135
*Sprouts Farmers Market, Inc. 15,793 1,292,657
Sysco Corp. 118,267 8,835,728
Target Corp. 107,748 13,980,303
#Tootsie Roll Industries, Inc. 10,409 439,468
Turning Point Brands, Inc. 4,020 324,334
Tyson Foods, Inc., Class A 62,072 3,976,953
*United Natural Foods, Inc. 16,336 817,127
Universal Corp. 5,833 312,532
Shares Value†
CONSUMER STAPLES — (Continued)
*US Foods Holding Corp. 57,342 $ 5,360,904
Village Super Market, Inc., Class
A 2,163 93,204
#*Vita Coco Co., Inc. (The) 9,293 613,245
Walmart, Inc. 610,843 80,588,517
WD-40 Co. 2,776 582,849
#Weis Markets, Inc. 6,466 453,784
TOTAL CONSUMER STAPLES 553,186,922
ENERGY — (4.5%)
Antero Midstream Corp. 98,584 2,155,046
*Antero Resources Corp. 73,451 2,883,686
APA Corp. 99,899 4,068,886
Archrock, Inc. 43,871 1,700,001
Ardmore Shipping Corp. 12,699 225,026
#Atlas Energy Solutions, Inc.,
Class A 8,687 150,980
Baker Hughes Co., Class A 209,398 14,588,759
*BKV Corp. 13,513 426,065
Bristow Group, Inc. 7,640 375,353
Cactus, Inc., Class A 15,831 882,103
California Resources Corp. 18,643 1,272,571
*Calumet, Inc. 6,127 200,475
#*Centrus Energy Corp., Class A 2,769 584,148
Cheniere Energy, Inc. 47,581 13,082,396
Chevron Corp. 286,886 55,457,933
Chord Energy Corp. 13,098 1,907,069
*Clean Energy Fuels Corp. 31,785 73,106
*CNX Resources Corp. 35,232 1,370,877
#*Comstock Resources, Inc. 84,075 1,464,587
*Comstock, Inc. 8,466 27,768
ConocoPhillips 233,017 29,308,878
#Core Laboratories, Inc. 10,159 148,829
Core Natural Resources, Inc. 6,526 585,643
Coterra Energy, Inc. 178,004 6,392,124
#Crescent Energy Co., Class A 65,595 882,253
#*CVR Energy, Inc. 23,963 794,134
Delek US Holdings, Inc. 685 31,914
Devon Energy Corp. 160,050 8,221,769
DHT Holdings, Inc. 39,840 736,243
Diamondback Energy, Inc. 64,179 13,197,128
Dorian LPG, Ltd. 11,493 443,055
DT Midstream, Inc. 22,974 3,399,922
Energy Services of America Corp. 2,447 41,599
EOG Resources, Inc. 131,718 18,515,599
Epsilon Energy, Ltd. 401 2,550
EQT Corp. 144,887 8,704,811
Evolution Petroleum Corp. 2,627 12,610
Excelerate Energy, Inc., Class A 7,078 247,022
Expand Energy Corp. 54,789 5,596,696
*Expro Group Holdings NV 30,591 557,062
Exxon Mobil Corp. 680,569 105,032,214
Flowco Holdings, Inc., Class A 772 19,169
*Forum Energy Technologies, Inc. 2,624 164,971
FutureFuel Corp. 1,517 7,555
#*Geospace Technologies Corp. 440 4,026
#*Gran Tierra Energy, Inc. 4,571 42,327
Granite Ridge Resources, Inc. 29,133 175,672
*Green Plains, Inc. 18,766 326,153

8
Dimensional US Core Equity Market ETF
continued
Shares Value†
ENERGY — (Continued)
*Gulfport Energy Corp. 4,127 $ 794,613
Halliburton Co. 180,213 7,623,010
*Helix Energy Solutions Group,
Inc. 36,052 373,138
Helmerich & Payne, Inc. 22,596 912,426
HF Sinclair Corp. 41,494 2,788,812
*Innovex International, Inc. 18,409 511,218
International Seaways, Inc. 11,513 955,003
Kinder Morgan, Inc. 440,883 14,491,824
#Kinetik Holdings, Inc., Class A 9,785 494,534
Kodiak Gas Services, Inc. 23,607 1,600,555
#*Kosmos Energy, Ltd. 134,991 415,772
Liberty Energy, Inc., Class A 40,536 1,369,711
Magnolia Oil & Gas Corp., Class
A 54,202 1,639,068
Marathon Petroleum Corp. 66,522 16,516,747
Matador Resources Co. 34,906 2,214,437
Murphy Oil Corp. 35,567 1,485,278
*Nabors Industries, Ltd. 5,059 519,104
NACCO Industries, Inc., Class A 419 20,187
*National Energy Services
Reunited Corp. 23,515 586,464
Natural Gas Services Group, Inc. 2,540 103,353
#Noble Corp. PLC 36,002 1,837,182
Nordic American Tankers, Ltd. 63,590 354,832
#Northern Oil & Gas, Inc. 24,849 674,899
NOV, Inc. 81,548 1,668,472
Occidental Petroleum Corp. 237,984 14,417,071
*Oceaneering International, Inc. 25,639 962,488
*Oil States International, Inc. 16,275 186,837
ONEOK, Inc. 142,882 13,210,870
Ovintiv, Inc. 55,301 3,403,777
*Par Pacific Holdings, Inc. 12,298 807,610
Patterson-UTI Energy, Inc. 90,605 1,107,193
PBF Energy, Inc., Class A 27,040 1,172,454
Peabody Energy Corp. 28,917 770,927
Permian Resources Corp., Class
A 192,716 4,166,520
Phillips 66 92,210 16,519,421
*PrimeEnergy Resources Corp. 485 107,471
*ProFrac Holding Corp., Class A 7,510 56,625
*ProPetro Holding Corp. 30,636 524,795
Range Resources Corp. 57,519 2,502,077
Ranger Energy Services, Inc.,
Class A 2,871 50,128
*REX American Resources Corp. 8,142 394,887
Riley Exploration Permian, Inc. 5,436 196,620
RPC, Inc. 59,862 471,713
SandRidge Energy, Inc. 4,549 70,737
Scorpio Tankers, Inc. 11,681 950,016
*SEACOR Marine Holdings, Inc. 2,627 19,965
*Seadrill, Ltd. 16,777 833,649
Select Water Solutions, Inc.,
Class A 27,562 461,112
SFL Corp., Ltd., Class B 40,692 469,179
SLB, Ltd. 303,136 17,242,376
SM Energy Co. 22,123 686,477
Smart Sand, Inc. 4,784 26,360
Shares Value†
ENERGY — (Continued)
Solaris Energy Infrastructure, Inc.,
Class A 8,713 $ 643,368
*Talos Energy, Inc. 42,570 677,714
Targa Resources Corp. 51,395 13,366,812
TechnipFMC PLC 86,975 6,572,701
Teekay Corp., Ltd. 22,507 300,694
Teekay Tankers, Ltd., Class A 8,753 687,548
*TETRA Technologies, Inc. 34,419 327,669
#Texas Pacific Land Corp. 13,750 6,100,462
*Tidewater, Inc. 12,324 1,100,903
#*Transocean, Ltd. 257,658 1,757,228
#*Uranium Energy Corp. 58,877 876,679
VAALCO Energy, Inc. 29,613 194,557
*Valaris, Ltd. 15,533 1,584,055
Valero Energy Corp. 73,536 18,573,723
Viper Energy, Inc., Class A 53,723 2,652,842
Vitesse Energy, Inc. 5,302 99,466
W&T Offshore, Inc. 36,049 151,766
Weatherford International PLC 17,820 1,966,437
Williams Cos., Inc. (The) 222,883 17,008,202
World Kinect Corp. 12,889 347,616
TOTAL ENERGY 523,219,199
FINANCIALS — (12.8%)
1st Source Corp. 5,968 438,827
*Acacia Research Corp. 15,864 80,589
Acadian Asset Management, Inc. 6,518 438,987
ACNB Corp. 2,146 108,781
Affiliated Managers Group, Inc. 6,443 1,898,559
#*Affirm Holdings, Inc., Class A 57,700 3,708,956
Aflac, Inc. 109,547 12,452,207
Alerus Financial Corp. 6,041 162,745
Allstate Corp. (The) 61,585 13,379,957
Ally Financial, Inc. 67,207 2,983,319
Amalgamated Financial Corp. 7,980 326,222
Amerant Bancorp, Inc., Class A 9,952 228,597
American Coastal Insurance
Corp. 13,739 163,494
American Express Co. 100,150 32,353,457
American Financial Group, Inc. 19,780 2,636,081
American International Group,
Inc. 126,216 9,440,957
Ameriprise Financial, Inc. 20,833 9,891,300
Ameris Bancorp 15,681 1,336,805
Ames National Corp. 966 27,222
Aon PLC, Class A 42,797 13,337,685
#Apollo Global Management, Inc. 127,231 16,377,174
*Arch Capital Group, Ltd. 79,676 7,526,195
Ares Management Corp., Class A 26,478 3,108,517
Arrow Financial Corp. 3,615 133,213
Arthur J. Gallagher & Co. 42,488 8,769,523
#Artisan Partners Asset
Management, Inc., Class A 13,987 523,673
Associated Banc-Corp 41,857 1,178,693
Assurant, Inc. 11,781 2,783,497
Assured Guaranty, Ltd. 10,042 822,440
Atlantic Union Bankshares Corp. 32,345 1,217,789
*Atlanticus Holdings Corp. 657 52,172
Axis Capital Holdings, Ltd. 17,199 1,726,952

9
Dimensional US Core Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
*Axos Financial, Inc. 14,451 $ 1,393,654
#*Baldwin Insurance Group, Inc.
(The), Class A 8,752 198,845
Banc of California, Inc. 35,555 665,945
BancFirst Corp. 7,467 833,392
*Bancorp, Inc. (The) 11,065 662,019
Bank First Corp. 2,694 391,465
Bank of America Corp. 974,546 52,099,229
Bank of Hawaii Corp. 9,003 715,829
Bank of Marin Bancorp 2,833 72,638
Bank of New York Mellon Corp.
(The) 140,455 18,872,938
Bank of NT Butterfield & Son, Ltd.
(The) 9,778 542,190
Bank OZK 25,465 1,226,394
Bank7 Corp. 1,025 44,013
BankUnited, Inc. 16,427 763,527
Bankwell Financial Group, Inc. 1,258 65,064
Banner Corp. 8,604 575,694
Bar Harbor Bankshares 4,322 148,028
BayCom Corp. 548 16,429
BCB Bancorp, Inc. 1,444 14,657
Beacon Financial Corp. 20,791 593,167
*Berkshire Hathaway, Inc., Class
B 259,038 122,680,397
BGC Group, Inc., Class A 91,104 1,023,098
Blackrock, Inc. 18,669 19,893,686
Blackstone, Inc. 80,821 10,149,501
*Block, Inc., Class A 103,609 7,305,471
#Blue Ridge Bankshares, Inc. 11,565 39,668
#BOK Financial Corp. 13,563 1,814,594
*Bowhead Specialty Holdings,
Inc. 3,398 80,804
Bread Financial Holdings, Inc. 9,745 826,181
*Bridgewater Bancshares, Inc. 5,126 92,934
*Brighthouse Financial, Inc. 17,699 1,101,940
#Brown & Brown, Inc. 56,400 3,392,460
Burke & Herbert Financial
Services Corp. 3,657 235,182
Business First Bancshares, Inc. 8,123 222,408
Byline Bancorp, Inc. 11,083 356,318
California BanCorp 7,066 132,064
Camden National Corp. 3,696 178,036
Capital Bancorp, Inc. 3,135 98,721
Capital City Bank Group, Inc. 4,115 189,990
Capital One Financial Corp. 88,580 16,945,354
Capitol Federal Financial, Inc. 32,824 252,088
Carlyle Group, Inc. (The) 88,392 4,425,787
*Carter Bankshares, Inc. 4,744 121,446
Cass Information Systems, Inc. 3,480 164,569
Cathay General Bancorp 14,918 835,856
Cboe Global Markets, Inc. 20,353 6,107,732
Central Pacific Financial Corp. 6,364 211,794
CF Bankshares, Inc. 704 20,627
Charles Schwab Corp. (The) 236,812 21,701,452
Chemung Financial Corp. 260 17,267
ChoiceOne Financial Services,
Inc. 2,746 82,462
Chubb, Ltd. 52,420 17,141,340
Shares Value†
FINANCIALS — (Continued)
Cincinnati Financial Corp. 35,385 $ 5,788,986
Citigroup, Inc. 248,799 31,841,296
Citizens & Northern Corp. 2,079 45,904
Citizens Community Bancorp, Inc. 878 18,218
Citizens Financial Group, Inc. 94,183 6,126,604
City Holding Co. 3,138 385,848
Civista Bancshares, Inc. 6,019 149,693
CME Group, Inc., Class A 44,180 12,715,888
CNB Financial Corp. 7,184 218,250
CNO Financial Group, Inc. 18,963 842,905
#*Coastal Financial Corp. 3,570 269,963
Cohen & Steers, Inc. 9,214 647,652
*Coinbase Global, Inc., Class A 43,561 8,179,449
Colony Bankcorp, Inc. 4,425 87,792
Columbia Banking System, Inc. 64,582 1,911,627
*Columbia Financial, Inc. 20,032 385,215
Commerce Bancshares, Inc. 35,493 1,846,701
Community Financial System, Inc. 11,822 749,042
Community Trust Bancorp, Inc. 4,272 277,381
Community West Bancshares 4,454 105,649
ConnectOne Bancorp, Inc. 12,239 357,624
*Consumer Portfolio Services,
Inc. 280 2,542
Corebridge Financial, Inc. 140,698 3,874,823
*Corpay, Inc. 17,297 5,301,012
Crawford & Co., Class A 5,299 56,911
Crawford & Co., Class B 8 80
#*Credit Acceptance Corp. 2,623 1,324,379
Cullen/Frost Bankers, Inc. 14,538 2,106,992
*Customers Bancorp, Inc. 9,511 725,404
CVB Financial Corp. 42,038 856,314
*Dave, Inc. 2,464 670,183
DigitalBridge Group, Inc. 26,921 418,891
Dime Community Bancshares,
Inc. 10,632 381,582
Donegal Group, Inc., Class A 6,112 102,804
*Donnelley Financial Solutions,
Inc. 7,175 360,902
Eagle Bancorp, Inc. 7,896 204,112
East West Bancorp, Inc. 31,247 3,951,808
Eastern Bankshares, Inc. 54,486 1,102,252
Employers Holdings, Inc. 5,865 247,034
Enact Holdings, Inc. 20,916 893,741
*Encore Capital Group, Inc. 6,427 531,963
*Enova International, Inc. 5,624 952,762
Enterprise Financial Services
Corp. 9,272 536,107
Equitable Holdings, Inc. 55,271 2,332,436
Equity Bancshares, Inc., Class A 4,651 210,876
#Erie Indemnity Co., Class A 5,597 1,225,351
Esquire Financial Holdings, Inc. 1,917 201,515
Essent Group, Ltd. 22,068 1,335,555
*Euronet Worldwide, Inc. 10,336 748,120
Evercore, Inc., Class A 8,386 2,694,338
Everest Group, Ltd. 9,875 3,523,005
EVERTEC, Inc. 16,352 482,875
#*EZCORP, Inc., Class A 15,463 506,877
F&G Annuities & Life, Inc. 11,595 332,081

10
Dimensional US Core Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
#FactSet Research Systems, Inc. 3,401 $ 774,000
Farmers & Merchants Bancorp,
Inc. 1,430 38,295
Farmers National Banc Corp. 7,746 108,986
*FB Bancorp, Inc. 2,605 36,418
FB Financial Corp. 13,725 742,111
Federal Agricultural Mortgage
Corp., Class C 2,260 392,788
#Federated Hermes, Inc., Class B 20,792 1,207,807
Fidelis Insurance Holdings, Ltd. 23,903 505,070
Fidelity National Financial, Inc. 58,661 3,067,970
Fidelity National Information
Services, Inc. 105,845 4,924,968
Fifth Third Bancorp 180,559 9,165,175
#*Finance Of America Cos, Inc.,
Class A 1,445 28,539
Financial Institutions, Inc. 4,600 156,722
First American Financial Corp. 23,112 1,620,845
First Bancorp 35,814 869,564
First Bancorp 10,565 610,023
First Bancorp, Inc. (The) 8 228
First Bank 1,908 28,315
First Busey Corp. 21,570 565,134
First Business Financial Services,
Inc. 1,621 91,100
#First Citizens BancShares, Inc.,
Class A 2,429 4,818,699
First Commonwealth Financial
Corp. 26,372 485,508
First Community Bankshares, Inc. 4,464 190,256
First Community Corp. 1,107 32,778
First Financial Bancorp 23,348 706,977
#First Financial Bankshares, Inc. 31,726 1,023,798
First Financial Corp. 2,622 172,187
First Hawaiian, Inc. 27,709 755,902
First Horizon Corp. 106,893 2,668,049
First Internet Bancorp 857 19,642
#First Interstate BancSystem,
Inc., Class A 21,684 769,565
First Merchants Corp. 17,472 706,568
First Mid Bancshares, Inc. 6,228 262,136
First National Corp. 920 24,582
First Northwest Bancorp 115 1,150
*First Western Financial, Inc. 694 19,647
FirstCash Holdings, Inc. 10,378 2,264,687
#*Firstsun Capital Bancorp 9,721 343,735
*Fiserv, Inc. 95,163 5,961,962
Five Star Bancorp 4,221 170,739
Flagstar Bank NA 93,320 1,303,680
Flushing Financial Corp. 6,923 111,599
*Flywire Corp. 15,764 212,972
FNB Corp. 80,275 1,432,909
Franklin Financial Services Corp. 49 2,761
Franklin Resources, Inc. 113,635 3,405,641
FS Bancorp, Inc. 417 16,947
Fulton Financial Corp. 43,686 943,181
FVCBankcorp, Inc. 2,622 41,061
GCM Grosvenor, Inc., Class A 11,865 129,566
*Genworth Financial, Inc., Class A 85,976 755,729
Shares Value†
FINANCIALS — (Continued)
German American Bancorp, Inc. 9,821 $ 422,990
#Glacier Bancorp, Inc. 28,651 1,405,332
Global Payments, Inc. 49,406 3,555,256
Globe Life, Inc. 18,062 2,786,967
Goldman Sachs Group, Inc. (The) 47,941 44,286,458
#*Goosehead Insurance, Inc.,
Class A 1,244 55,719
Great Southern Bancorp, Inc. 2,491 169,936
*Green Dot Corp., Class A 11,047 138,640
Greene County Bancorp, Inc. 694 16,691
*Greenlight Capital Re, Ltd.,
Class A 7,461 136,686
Hamilton Insurance Group, Ltd.,
Class B 15,382 504,068
#Hamilton Lane, Inc., Class A 7,305 671,987
Hancock Whitney Corp. 18,529 1,250,893
Hanmi Financial Corp. 8,000 239,280
Hanover Insurance Group, Inc.
(The) 8,702 1,633,278
Hartford Insurance Group, Inc.
(The) 65,002 8,892,924
Hawthorn Bancshares, Inc. 56 1,883
HBT Financial, Inc. 3,452 95,828
HCI Group, Inc. 3,441 528,434
Heritage Financial Corp. 6,302 173,431
*Heritage Insurance Holdings, Inc. 9,631 282,381
Hingham Institution For Savings
(The) 51 14,494
*Hippo Holdings, Inc. 5,399 142,156
Home Bancorp, Inc. 1,440 89,554
Home BancShares, Inc. 49,157 1,320,849
HomeTrust Bancshares, Inc. 3,727 170,212
Hope Bancorp, Inc. 27,759 345,600
Horace Mann Educators Corp. 10,481 476,257
Horizon Bancorp, Inc. 12,692 229,725
Houlihan Lokey, Inc., Class A 11,320 1,751,770
Huntington Bancshares, Inc. 413,400 6,928,584
Independent Bank Corp. 10,732 836,989
Independent Bank Corp. 4,157 138,054
Interactive Brokers Group, Inc.,
Class A 40,084 3,186,678
Intercontinental Exchange, Inc. 79,378 12,548,868
International Bancshares Corp. 13,796 989,725
*International Money Express,
Inc. 701 11,153
Invesco, Ltd. 101,372 2,656,960
Investar Holding Corp. 2,048 56,750
Investors Title Co. 352 83,347
Jack Henry & Associates, Inc. 16,992 2,612,520
Jackson Financial, Inc., Class A 19,036 2,203,798
James River Group Holdings, Inc. 6,570 40,734
Janus Henderson Group PLC 4,455 229,923
Jefferies Financial Group, Inc. 45,659 2,201,677
JPMorgan Chase & Co. 438,086 137,221,678
Kearny Financial Corp. 11,992 96,416
Kemper Corp. 5,780 194,728
KeyCorp. 244,255 5,400,478
Kingstone Cos., Inc. 1,758 29,306
Kinsale Capital Group, Inc. 4,618 1,494,431

11
Dimensional US Core Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
KKR & Co., Inc. 67,556 $ 7,048,793
Lakeland Financial Corp. 6,768 409,599
Lazard, Inc., Class A 27,603 1,338,745
LCNB Corp. 8 130
*LendingClub Corp. 28,236 481,989
*LendingTree, Inc. 3,204 158,886
Lincoln National Corp. 45,940 1,736,991
LINKBANCORP, Inc. 4,576 39,765
Live Oak Bancshares, Inc. 11,248 422,925
#*loanDepot, Inc., Class A 26,291 40,751
Loews Corp. 44,569 5,018,915
LPL Financial Holdings, Inc. 18,137 6,060,116
M&T Bank Corp. 29,436 6,435,593
MainStreet Bancshares, Inc. 84 1,967
*Markel Group, Inc. 2,741 4,858,340
MarketAxess Holdings, Inc. 2,956 464,654
*Marqeta, Inc., Class A 102,973 446,903
Marsh & McLennan Cos., Inc. 77,223 12,951,069
Mastercard, Inc., Class A 136,741 68,769,784
#Mechanics Bancorp 860 12,698
Mercantile Bank Corp. 4,399 225,713
#Merchants Bancorp 11,476 534,093
Mercury General Corp. 14,197 1,381,510
Meridian Corp. 1,379 25,953
MetLife, Inc. 150,508 12,055,691
Metrocity Bankshares, Inc. 4,594 146,962
Metropolitan Bank Holding Corp. 3,087 272,736
MGIC Investment Corp. 48,935 1,295,799
Mid Penn Bancorp, Inc. 6,243 205,832
Midland States Bancorp, Inc. 5,771 150,104
#Moelis & Co., Class A 16,258 1,058,721
Moody's Corp. 25,597 11,821,974
Morgan Stanley 191,935 36,580,892
Morningstar, Inc. 4,877 822,799
MSCI, Inc., Class A 14,166 8,377,914
MVB Financial Corp. 1,727 45,126
Nasdaq, Inc. 115,838 10,646,671
National Bank Holdings Corp.,
Class A 12,017 513,126
National Bankshares, Inc. 446 15,965
Navient Corp. 21,995 203,234
NB Bancorp, Inc. 10,509 206,292
NBT Bancorp, Inc. 14,031 613,014
*NCR Atleos Corp. 19,471 864,123
Nelnet, Inc., Class A 5,653 801,030
*NerdWallet, Inc., Class A 7,549 81,831
*NI Holdings, Inc. 16 206
Nicolet Bankshares, Inc. 4,741 694,462
*NMI Holdings, Inc., Class A 16,340 632,521
Northeast Bank 2,183 271,456
Northeast Community Bancorp,
Inc. 1,957 46,958
Northern Trust Corp. 43,274 7,198,197
Northfield Bancorp, Inc. 10,909 152,181
Northrim BanCorp, Inc. 5,633 138,177
Northwest Bancshares, Inc. 36,278 501,725
Norwood Financial Corp. 133 3,893
Oak Valley Bancorp 444 14,688
Shares Value†
FINANCIALS — (Continued)
OceanFirst Financial Corp. 13,277 $ 253,192
OFG Bancorp 11,572 531,849
Ohio Valley Banc Corp. 59 2,626
Old National Bancorp 90,277 2,163,940
Old Republic International Corp. 57,486 2,296,566
Old Second Bancorp, Inc. 13,109 270,176
OneMain Holdings, Inc., Class A 33,594 1,974,319
*Onity Group, Inc. 1,779 81,852
*Oportun Financial Corp. 6,091 37,094
Oppenheimer Holdings, Inc.,
Class A 2,694 308,409
*OppFi, Inc. 6,790 64,573
Orange County Bancorp, Inc. 2,673 91,149
Origin Bancorp, Inc. 7,912 370,440
Orrstown Financial Services, Inc. 6,600 242,484
*Oscar Health, Inc., Class A 48,264 890,953
*Palomar Holdings, Inc. 6,206 747,078
Park National Corp. 3,909 673,091
Parke Bancorp, Inc. 1,917 57,721
Pathward Financial, Inc. 5,728 497,419
*Paymentus Holdings, Inc., Class
A 7,902 221,651
*Payoneer Global, Inc. 79,925 398,026
PayPal Holdings, Inc. 176,071 8,828,200
#*Paysafe, Ltd. 11,503 103,987
PCB Bancorp 1,215 29,318
Peapack-Gladstone Financial
Corp. 3,839 160,278
PennyMac Financial Services,
Inc. 11,639 1,050,885
Peoples Bancorp of North
Carolina, Inc. 559 22,036
Peoples Bancorp, Inc. 8,363 287,687
Peoples Financial Services Corp. 2,246 127,932
#Perella Weinberg Partners,
Class A 15,840 360,202
Pinnacle Financial Partners, Inc. 32,517 3,217,232
Piper Sandler Cos. 14,964 1,304,861
#PJT Partners, Inc., Class A 3,801 580,565
Plumas Bancorp 1,010 51,520
PNC Financial Services Group,
Inc. (The) 59,607 13,292,361
*Ponce Financial Group, Inc. 4,609 80,473
Popular, Inc. 14,675 2,206,093
*PRA Group, Inc. 10,115 220,406
Preferred Bank/Los Angeles CA 3,171 300,389
Primerica, Inc. 8,140 2,289,538
Primis Financial Corp. 3,051 44,728
Princeton Bancorp, Inc. 84 3,005
Principal Financial Group, Inc. 50,427 5,088,589
#*Priority Technology Holdings,
Inc. 10,626 55,043
PROG Holdings, Inc. 8,900 318,887
Progressive Corp. (The) 92,961 18,711,190
Prosperity Bancshares, Inc. 22,233 1,548,528
Provident Financial Holdings, Inc. 56 961
Provident Financial Services, Inc. 35,347 801,670
Prudential Financial, Inc. 80,943 7,941,318
QCR Holdings, Inc. 4,427 400,289

12
Dimensional US Core Equity Market ETF
continued
Shares Value†
FINANCIALS — (Continued)
Radian Group, Inc. 27,668 $ 991,344
Raymond James Financial, Inc. 45,527 7,207,835
RBB Bancorp 2,770 66,812
Red River Bancshares, Inc. 1,409 127,839
Regional Management Corp. 1,202 44,895
Regions Financial Corp. 192,030 5,482,456
Reinsurance Group of America,
Inc. 14,369 3,038,469
*Remitly Global, Inc. 32,376 708,711
RenaissanceRe Holdings, Ltd. 9,475 2,908,541
Renasant Corp. 20,953 835,815
*Repay Holdings Corp., Class A 16,342 61,936
Republic Bancorp, Inc., Class A 3,565 269,977
*Rhinebeck Bancorp, Inc. 138 2,255
Richmond Mutual Bancorp, Inc. 8 127
#RLI Corp. 17,642 913,326
*Robinhood Markets, Inc., Class
A 128,853 9,392,095
*Rocket Cos., Inc., Class A 151,551 2,215,676
Runway Growth Finance Corp. 1 5
S&P Global, Inc. 41,234 17,781,338
S&T Bancorp, Inc. 9,756 430,532
Safety Insurance Group, Inc. 3,313 249,005
SB Financial Group, Inc. 89 1,855
Seacoast Banking Corp. of
Florida 20,427 642,838
*Security National Financial
Corp., Class A 21 206
SEI Investments Co. 25,405 2,303,725
Selective Insurance Group, Inc. 13,411 1,125,853
#ServisFirst Bancshares, Inc. 12,121 965,074
#*Sezzle, Inc. 4,837 385,025
Shore Bancshares, Inc. 7,143 137,860
Sierra Bancorp 2,409 86,917
Silvercrest Asset Management
Group, Inc., Class A 237 3,117
Simmons First National Corp.,
Class A 33,597 714,272
*SiriusPoint, Ltd. 29,345 686,966
*Skyward Specialty Insurance
Group, Inc. 8,955 407,005
#SLM Corp. 48,881 1,128,173
SmartFinancial, Inc. 3,173 133,076
*SoFi Technologies, Inc. 282,699 4,551,454
South Plains Financial, Inc. 507 20,828
*Southern First Bancshares, Inc. 2,003 112,769
Southern Missouri Bancorp, Inc. 2,352 160,500
Southside Bancshares, Inc. 7,448 246,007
SOUTHSTATE BANK Corp. 22,898 2,236,448
State Street Corp. 55,751 8,520,983
Stellar Bancorp, Inc. 13,345 501,238
*Sterling Bancorp, Inc. 16 –
Stewart Information Services
Corp. 6,845 479,082
Stifel Financial Corp. 33,286 2,623,270
Stock Yards Bancorp, Inc. 7,252 524,537
*StoneX Group, Inc. 17,617 1,867,930
Synchrony Financial 82,277 6,269,507
#T. Rowe Price Group, Inc. 51,158 5,263,135
Shares Value†
FINANCIALS — (Continued)
*Texas Capital Bancshares, Inc. 9,952 $ 1,002,166
TFS Financial Corp. 37,663 566,452
*Third Coast Bancshares, Inc. 3,148 117,546
Timberland Bancorp, Inc. 1,159 46,221
Tiptree, Inc. 7,841 135,179
*Toast, Inc., Class A 68,985 1,967,452
Tompkins Financial Corp. 3,238 272,866
Towne Bank 19,642 698,470
TPG, Inc., Class A 17,925 781,888
Tradeweb Markets, Inc., Class A 21,187 2,399,428
Travelers Cos., Inc. (The) 59,873 18,269,647
TriCo Bancshares 7,890 396,630
*Triumph Financial, Inc. 6,415 434,167
Truist Financial Corp. 254,841 13,124,311
#*Trupanion, Inc. 6,025 144,540
TrustCo Bank Corp. 4,171 198,540
Trustmark Corp. 15,830 702,377
UMB Financial Corp. 17,285 2,180,848
United Bankshares, Inc. 30,660 1,343,215
United Community Banks, Inc. 26,613 887,011
United Fire Group, Inc. 6,236 251,435
Unity Bancorp, Inc. 1,979 103,462
Universal Insurance Holdings, Inc. 11,158 442,192
Univest Financial Corp. 6,926 263,119
Unum Group 35,695 2,869,164
#*Upstart Holdings, Inc. 297 9,379
US Bancorp 271,246 15,368,798
Valley National Bancorp 124,357 1,687,524
*Velocity Financial, Inc. 4,848 93,518
#Victory Capital Holdings, Inc.,
Class A 14,619 1,147,738
Virtu Financial, Inc., Class A 21,304 1,057,957
Virtus Investment Partners, Inc. 1,573 228,950
Visa, Inc., Class A 246,233 81,217,493
Voya Financial, Inc. 21,124 1,731,323
#W. R. Berkley Corp. 89,128 5,956,424
WaFd, Inc. 19,102 676,211
Washington Trust Bancorp, Inc. 4,900 154,007
Waterstone Financial, Inc. 3,098 55,826
Webster Financial Corp. 34,055 2,464,220
Wells Fargo & Co. 504,952 41,522,203
WesBanco, Inc. 21,050 723,699
West BanCorp, Inc. 1,559 37,338
Westamerica Bancorp 5,626 308,417
Western Alliance Bancorp 24,777 2,020,317
Western New England Bancorp,
Inc. 376 5,245
#Western Union Co. (The) 84,431 767,478
*WEX, Inc. 9,192 1,381,833
White Mountains Insurance
Group, Ltd. 586 1,307,946
Willis Towers Watson PLC 22,326 5,719,921
Wintrust Financial Corp. 15,273 2,299,656
#WisdomTree, Inc. 38,434 653,378
*World Acceptance Corp. 1,300 191,308
WSFS Financial Corp. 11,639 837,659
Zions Bancorp NA 33,287 2,111,062
TOTAL FINANCIALS 1,497,206,144

13
Dimensional US Core Equity Market ETF
continued
Shares Value†
HEALTH CARE — (8.3%)
*10X Genomics, Inc., Class A 27,333 $ 602,693
*4D Molecular Therapeutics, Inc. 9,490 84,176
Abbott Laboratories 243,855 22,139,595
AbbVie, Inc. 258,358 54,596,213
*Absci Corp. 15,954 79,371
*AC Immune SA 8,268 25,052
*Acadia Healthcare Co., Inc. 5,892 152,573
*ACADIA Pharmaceuticals, Inc. 33,470 751,402
*Aclaris Therapeutics, Inc. 26,214 113,769
*AdaptHealth Corp., Class A 39,971 524,020
*Addus HomeCare Corp. 4,966 481,156
*ADMA Biologics, Inc. 37,593 385,328
Agilent Technologies, Inc. 56,795 6,562,662
*Agios Pharmaceuticals, Inc. 17,627 493,556
#*Akebia Therapeutics, Inc. 6,798 9,381
*Align Technology, Inc. 9,340 1,643,933
*Alignment Healthcare, Inc. 5,895 132,873
*Alkermes PLC 33,847 1,140,982
*Alnylam Pharmaceuticals, Inc. 19,184 5,937,256
#*Altimmune, Inc. 9,653 25,098
#*Alumis, Inc. 612 15,110
Amgen, Inc. 96,364 33,366,035
#*AMN Healthcare Services, Inc. 965 19,754
*Amneal Pharmaceuticals, Inc. 63,394 815,881
*Amphastar Pharmaceuticals, Inc. 3,710 81,472
*Amylyx Pharmaceuticals, Inc. 13,188 211,008
*AngioDynamics, Inc. 6,685 73,134
#*ANI Pharmaceuticals, Inc. 4,812 382,313
*Anika Therapeutics, Inc. 1,436 17,878
*Annexon, Inc. 15,085 88,549
#*Apellis Pharmaceuticals, Inc. 10,347 423,710
#*Arcturus Therapeutics Holdings,
Inc. 3,714 32,015
#*Arcus Biosciences, Inc. 12,625 321,937
*Arrowhead Pharmaceuticals, Inc. 3,235 237,708
*Artivion, Inc. 8,873 317,920
#*Astrana Health, Inc. 11,701 399,472
#*Atea Pharmaceuticals, Inc. 16,361 90,149
*AtriCure, Inc. 16,445 462,269
*Aura Biosciences, Inc. 8,911 62,823
*Avanos Medical, Inc. 12,573 309,547
*Aveanna Healthcare Holdings,
Inc. 4,756 31,104
*Axogen, Inc. 1,103 47,650
#*Azenta, Inc. 4,729 116,192
#Baxter International, Inc. 79,129 1,391,088
#*Beam Therapeutics, Inc. 23,191 703,383
Becton Dickinson & Co. 53,279 7,940,702
*Bicara Therapeutics, Inc. 1,176 25,378
#*BioAge Labs, Inc. 893 15,047
#*BioCryst Pharmaceuticals, Inc. 3,019 27,654
*Biogen, Inc. 28,881 5,466,596
#*BioLife Solutions, Inc. 8,664 182,637
*BioMarin Pharmaceutical, Inc. 27,261 1,469,641
*Bio-Rad Laboratories, Inc., Class
A 4,687 1,312,922
Bio-Techne Corp. 32,813 1,815,215
*Bioventus, Inc., Class A 12,859 126,918
Shares Value†
HEALTH CARE — (Continued)
*Black Diamond Therapeutics,
Inc. 929 $ 2,462
*Boston Scientific Corp. 165,718 9,547,014
*Bridgebio Pharma, Inc. 30,907 2,197,797
*BrightSpring Health Services,
Inc. 39,179 1,879,417
Bristol-Myers Squibb Co. 405,990 24,598,934
*Brookdale Senior Living, Inc. 54,516 782,850
Bruker Corp. 11,953 438,795
#*Butterfly Network, Inc., Class A 45,880 219,765
*C4 Therapeutics, Inc. 19,202 54,342
#*Cabaletta Bio, Inc. 22,315 66,722
Cardinal Health, Inc. 44,905 8,661,276
*CareDx, Inc. 11,820 245,974
*Castle Biosciences, Inc. 7,521 184,189
*Catalyst Pharmaceuticals, Inc. 32,546 915,519
*Celldex Therapeutics, Inc. 15,559 511,580
Cencora, Inc. 39,634 12,207,668
*Centene Corp. 76,285 4,095,742
*Century Therapeutics, Inc. 9,378 21,476
#*CG oncology, Inc. 13,756 918,075
*Charles River Laboratories
International, Inc. 10,974 1,832,329
Chemed Corp. 2,933 1,246,466
Cigna Group (The) 60,396 17,549,870
#*Claritev Corp., Class A 524 12,749
*Climb Bio, Inc. 8,176 72,603
#*Clover Health Investments
Corp., Class A 41,717 114,722
*Collegium Pharmaceutical, Inc. 10,045 338,818
*Community Health Systems, Inc. 33,838 96,100
*Compass Therapeutics, Inc. 2,437 4,313
Concentra Group Holdings
Parent, Inc. 32,307 725,938
*Contineum Therapeutics, Inc.,
Class A 4,445 56,985
*Cooper Cos., Inc. (The) 42,828 2,693,881
*Corcept Therapeutics, Inc. 14,060 654,071
*CorVel Corp. 6,389 367,112
#*Crinetics Pharmaceuticals, Inc. 17,285 670,312
*Cross Country Healthcare, Inc. 4,937 49,962
*CryoPort, Inc. 9,513 97,603
*Cullinan Therapeutics, Inc. 16,447 214,633
CVS Health Corp. 178,128 14,836,281
*Cytek Biosciences, Inc. 26,782 122,126
*CytomX Therapeutics, Inc. 24,102 101,710
Danaher Corp. 82,731 14,804,712
*DaVita, Inc. 13,138 2,038,229
*Denali Therapeutics, Inc. 29,687 555,741
DENTSPLY SIRONA, Inc. 57,821 679,397
*Design Therapeutics, Inc. 7,355 100,028
*Dexcom, Inc. 64,142 3,819,656
*Dianthus Therapeutics, Inc. 7,297 640,677
*Disc Medicine, Inc., Class A 7,896 520,741
*Doximity, Inc., Class A 17,886 437,134
#*Dyne Therapeutics, Inc. 23,512 412,636
*Edgewise Therapeutics, Inc. 15,310 473,998
*Edwards Lifesciences Corp. 101,299 8,458,466
*Elanco Animal Health, Inc. 109,451 2,448,419

14
Dimensional US Core Equity Market ETF
continued
Shares Value†
HEALTH CARE — (Continued)
Elevance Health, Inc. 46,171 $ 17,379,688
Eli Lilly & Co. 129,614 121,137,244
*Emergent BioSolutions, Inc. 10,026 82,514
*Enanta Pharmaceuticals, Inc. 2,629 36,517
Encompass Health Corp. 23,484 2,348,400
*Enhabit, Inc. 9,367 128,703
*Enliven Therapeutics, Inc. 7,755 319,739
#*Enovis Corp. 8,153 191,106
Ensign Group, Inc. (The) 11,784 2,199,955
*Entrada Therapeutics, Inc. 7,570 102,195
*Envista Holdings Corp. 36,362 943,230
*Erasca, Inc. 18,981 202,148
*Exelixis, Inc. 59,923 2,664,177
*EyePoint, Inc. 10,667 140,804
*Fortrea Holdings, Inc. 11,113 127,800
*Fulcrum Therapeutics, Inc. 7,834 55,856
#*Fulgent Genetics, Inc. 4,797 72,866
GE HealthCare Technologies, Inc. 90,336 5,496,042
*GeneDx Holdings Corp., Class A 4,447 279,672
Gilead Sciences, Inc. 215,949 28,254,767
#*Ginkgo Bioworks Holdings, Inc. 1,182 10,000
*Glaukos Corp. 1,579 226,855
*Globus Medical, Inc., Class A 24,794 2,235,923
#*GoodRx Holdings, Inc., Class A 14,987 35,369
#*GRAIL, Inc. 4,924 268,260
*Guardian Pharmacy Services,
Inc., Class A 1,977 73,347
*Haemonetics Corp. 12,340 741,511
*Halozyme Therapeutics, Inc. 25,103 1,598,057
*Harmony Biosciences Holdings,
Inc. 14,189 443,548
#*Harrow, Inc. 8,641 350,220
HCA Healthcare, Inc. 25,324 11,002,012
*HealthEquity, Inc. 18,122 1,486,548
HealthStream, Inc. 5,518 114,554
*Henry Schein, Inc. 24,521 1,829,021
Humana, Inc. 20,329 4,806,589
*ICON PLC 5,362 634,485
*ICU Medical, Inc. 5,586 665,851
*Ideaya Biosciences, Inc. 23,436 681,988
*IDEXX Laboratories, Inc. 15,397 8,634,638
*Illumina, Inc. 27,036 3,426,543
*Immunome, Inc. 6,695 153,583
*Incyte Corp. 42,006 4,001,912
#*Indivior Pharmaceuticals, Inc. 13,213 485,974
*Innoviva, Inc. 18,404 423,108
*Inogen, Inc. 3,394 24,131
*Insmed, Inc. 20,309 2,768,726
*Insulet Corp. 9,947 1,712,277
*Integer Holdings Corp. 7,330 648,778
*Integra LifeSciences Holdings
Corp. 6,575 69,300
#*Intellia Therapeutics, Inc. 32,357 436,172
*Intuitive Surgical, Inc. 38,876 17,790,046
*Ionis Pharmaceuticals, Inc. 24,341 1,819,733
#*Iovance Biotherapeutics, Inc. 146,278 491,494
*IQVIA Holdings, Inc. 37,778 5,982,902
iRadimed Corp. 1,898 158,369
Shares Value†
HEALTH CARE — (Continued)
*Jazz Pharmaceuticals PLC 13,414 $ 2,723,310
Johnson & Johnson 333,101 76,563,265
*Kiniksa Pharmaceuticals
International PLC, Class A 8,391 451,268
*Kodiak Sciences, Inc. 8,843 384,494
#*Krystal Biotech, Inc. 5,364 1,406,763
*Kura Oncology, Inc. 15,106 133,386
#*Kymera Therapeutics, Inc. 11,875 962,706
Labcorp Holdings, Inc. 19,165 4,921,572
*Lantheus Holdings, Inc. 13,273 1,123,161
#*Larimar Therapeutics, Inc. 11,156 45,293
LeMaitre Vascular, Inc. 4,810 527,897
*Lexeo Therapeutics, Inc. 9,151 52,115
*LifeStance Health Group, Inc. 95,391 722,110
*Ligand Pharmaceuticals, Inc. 4,102 941,204
*LivaNova PLC 12,179 731,958
#*Lyell Immunopharma, Inc. 1,396 27,543
*MannKind Corp. 14,557 41,196
*MBX Biosciences, Inc. 869 26,261
McKesson Corp. 17,241 14,054,863
*Medpace Holdings, Inc. 5,862 2,454,185
Medtronic PLC 178,445 14,448,692
Merck & Co., Inc. 460,788 50,308,834
*Merit Medical Systems, Inc. 10,126 690,391
Mesa Laboratories, Inc. 1,004 100,400
*Mettler-Toledo International, Inc. 3,791 4,839,629
*MiMedx Group, Inc. 23,901 80,307
#*Moderna, Inc. 67,110 3,083,033
#*Molina Healthcare, Inc. 4,365 849,516
#*Monte Rosa Therapeutics, Inc. 11,346 217,276
*Natera, Inc. 17,439 3,595,224
National HealthCare Corp. 4,194 726,778
#*Neogen Corp. 36,833 346,230
*NeoGenomics, Inc. 19,581 181,320
*Neurocrine Biosciences, Inc. 19,654 2,587,842
*Novocure, Ltd. 7,332 111,520
*Nurix Therapeutics, Inc. 11,437 190,998
*Ocular Therapeutix, Inc. 24,811 232,479
*Olema Pharmaceuticals, Inc. 21,603 311,299
#*OmniAb, Inc. 14,361 19,962
*OmniAb, Inc.- Vesting 12.5 666 –
*OmniAb, Inc.- Vesting 15 666 –
*Omnicell, Inc. 12,086 500,602
*OptimizeRx Corp. 1,647 10,261
*Option Care Health, Inc. 35,240 716,429
*OraSure Technologies, Inc. 8,145 24,761
*Organogenesis Holdings, Inc.,
Class A 22,383 52,600
Organon & Co. 49,641 657,743
#*ORIC Pharmaceuticals, Inc. 30,514 301,478
*Orthofix Medical, Inc. 7,079 83,249
*Pacira BioSciences, Inc. 9,932 253,167
*PACS Group, Inc. 20,357 682,977
*Pediatrix Medical Group, Inc. 20,817 468,591
*Pennant Group, Inc. (The) 7,263 227,477
*Penumbra, Inc. 6,022 1,966,063
#*Personalis, Inc. 26,050 143,796
Pfizer, Inc. 884,867 23,625,949

15
Dimensional US Core Equity Market ETF
continued
Shares Value†
HEALTH CARE — (Continued)
Phibro Animal Health Corp.,
Class A 6,412 $ 340,990
*Prestige Consumer Healthcare,
Inc. 9,351 526,648
*Privia Health Group, Inc. 23,016 571,948
*Progyny, Inc. 15,837 294,251
*Protagonist Therapeutics, Inc. 8,569 848,074
*Protara Therapeutics, Inc. 18,477 98,482
#*Prothena Corp. PLC 18,613 205,860
*PTC Therapeutics, Inc. 7,952 517,357
*Puma Biotechnology, Inc. 12,537 94,153
Quest Diagnostics, Inc. 25,923 5,034,247
*QuidelOrtho Corp. 6,863 84,415
*RadNet, Inc. 15,720 888,966
Regeneron Pharmaceuticals, Inc. 13,390 9,467,533
*Relay Therapeutics, Inc. 38,594 500,178
*Repligen Corp. 7,354 870,052
*Replimune Group, Inc. 15,178 39,007
#ResMed, Inc. 28,624 6,120,097
*Revolution Medicines, Inc. 29,405 4,237,849
#Revvity, Inc. 24,338 2,108,158
*Rezolute, Inc. 5,766 18,451
*Rigel Pharmaceuticals, Inc. 3,011 87,018
#*Rocket Pharmaceuticals, Inc. 9,013 31,365
*Roivant Sciences, Ltd. 149,395 4,262,239
*Sagimet Biosciences, Inc., Class
A 1,776 14,261
#*Sana Biotechnology, Inc. 12,291 40,437
*Scilex Holding Co. 66 694
Select Medical Holdings Corp. 30,919 507,381
#*Senseonics Holdings, Inc. 434 2,869
*SI-BONE, Inc. 6,660 82,517
SIGA Technologies, Inc. 18,823 86,586
#*Solid Biosciences, Inc. 19,273 139,922
*Solventum Corp. 15,744 1,060,516
*Sotera Health Co. 70,492 1,096,856
#*STAAR Surgical Co. 7,781 205,107
STERIS PLC 22,470 4,873,294
*Stoke Therapeutics, Inc. 10,507 343,789
#*Strata Critical Medical, Inc. 13,005 65,285
Stryker Corp. 47,481 14,962,688
#*Summit Therapeutics, Inc. 816 17,511
*Supernus Pharmaceuticals, Inc. 15,465 742,320
#*Surgery Partners, Inc. 8,024 112,577
*Tactile Systems Technology, Inc. 4,109 94,589
*Talkspace, Inc. 25,353 131,582
#*Tango Therapeutics, Inc. 4,480 96,858
#*Taysha Gene Therapies, Inc. 3,045 19,458
Teleflex, Inc. 2,773 343,602
#*Tenax Therapeutics, Inc. 5,403 70,833
*Tenet Healthcare Corp. 20,057 3,552,496
#*TG Therapeutics, Inc. 19,077 644,421
#*Theravance Biopharma, Inc. 9,837 164,671
Thermo Fisher Scientific, Inc. 46,705 22,369,827
*<Third Harmonic Bio, Inc. 2,139 171
#*TransMedics Group, Inc. 4,796 483,389
*TruBridge, Inc. 2,746 70,572
#*Twist Bioscience Corp. 7,412 433,231
Shares Value†
HEALTH CARE — (Continued)
*Tyra Biosciences, Inc. 682 $ 23,700
*UFP Technologies, Inc. 1,601 306,800
*United Therapeutics Corp. 9,363 5,349,550
UnitedHealth Group, Inc. 114,489 42,415,885
Universal Health Services, Inc.,
Class B 12,712 2,139,048
*Upstream Bio, Inc. 10,145 93,131
US Physical Therapy, Inc. 2,014 143,437
Utah Medical Products, Inc. 264 17,271
*Vanda Pharmaceuticals, Inc. 10,453 74,216
*Varex Imaging Corp. 7,935 92,443
*Vaxcyte, Inc. 18,314 1,048,293
*Veeva Systems, Inc., Class A 23,943 3,734,390
*Vera Therapeutics, Inc., Class A 4,935 175,735
*Veracyte, Inc. 19,717 649,084
*Vericel Corp. 6,326 219,702
*Vertex Pharmaceuticals, Inc. 32,694 13,972,762
Viatris, Inc. 265,639 3,968,647
#*Viking Therapeutics, Inc. 1,939 60,458
*Vir Biotechnology, Inc. 36,370 371,520
*Viridian Therapeutics, Inc. 24,662 332,444
*Waters Corp. 20,224 6,253,868
*WaVe Life Sciences, Ltd. 43,965 310,393
*Waystar Holding Corp. 5,892 125,941
West Pharmaceutical Services,
Inc. 14,914 4,438,257
*Xencor, Inc. 19,815 236,393
*XOMA Royalty Corp. 1,915 78,400
*Zentalis Pharmaceuticals, Inc. 10,252 41,111
*Zevra Therapeutics, Inc. 332 3,376
Zimmer Biomet Holdings, Inc. 42,146 3,474,095
Zoetis, Inc., Class A 81,441 9,363,272
*Zymeworks, Inc. 12,951 356,671
TOTAL HEALTH CARE 968,354,526
INDUSTRIALS — (10.8%)
#*3D Systems Corp. 20,019 49,247
3M Co. 95,435 13,983,136
#A.O. Smith Corp. 26,664 1,648,902
#AAON, Inc. 15,253 1,423,257
*AAR Corp. 9,069 1,000,946
ABM Industries, Inc. 14,653 597,842
Acuity, Inc. 6,273 1,817,727
Advanced Drainage Systems, Inc. 17,569 2,622,173
Aebi Schmidt Holding AG 6,056 70,371
AECOM 30,474 2,562,863
*AerSale Corp. 9,085 61,051
AGCO Corp. 17,225 2,084,570
Alamo Group, Inc. 3,568 618,834
#*Alaska Air Group, Inc. 25,969 1,015,648
Albany International Corp., Class
A 3,464 201,051
*Allegiant Travel Co. 3,950 298,778
Allegion PLC 20,655 2,839,649
#Allient, Inc. 3,305 251,775
Allison Transmission Holdings,
Inc. 18,980 2,549,963
*Amentum Holdings, Inc. 51,676 1,355,461
*Ameresco, Inc., Class A 8,597 254,385

16
Dimensional US Core Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
#*American Airlines Group, Inc. 123,977 $ 1,451,771
*American Superconductor Corp. 8,912 477,148
AMETEK, Inc. 46,343 10,913,777
*API Group Corp. 92,143 4,212,778
Apogee Enterprises, Inc. 4,409 160,488
Applied Industrial Technologies,
Inc. 7,900 2,415,425
ArcBest Corp. 5,918 754,959
Arcosa, Inc. 11,484 1,452,381
Argan, Inc. 2,287 1,532,244
Armstrong World Industries, Inc. 10,255 1,747,349
Astec Industries, Inc. 6,532 424,711
*Astronics Corp. 6,601 471,311
*Asure Software, Inc. 1,558 14,100
*ATI, Inc. 26,520 4,122,799
Atkore, Inc. 6,781 529,935
Atmus Filtration Technologies,
Inc. 16,886 1,070,572
Automatic Data Processing, Inc. 60,417 12,804,779
#*Avis Budget Group, Inc. 3,889 702,626
*Axon Enterprise, Inc. 8,858 3,558,790
AZZ, Inc. 6,470 925,469
Barrett Business Services, Inc. 4,838 152,542
BGSF, Inc. 114 649
*Bloom Energy Corp., Class A 30,642 8,682,717
#*Blue Bird Corp. 8,198 525,574
*BlueLinx Holdings, Inc. 1,502 79,546
*Boeing Co. (The) 110,545 25,318,121
Boise Cascade Co. 7,294 578,195
Booz Allen Hamilton Holding
Corp., Class A 19,939 1,550,656
*Bowman Consulting Group, Ltd. 4,175 131,763
Brady Corp., Class A 10,336 845,692
*BrightView Holdings, Inc. 23,785 283,042
Brink's Co. (The) 9,346 997,686
Broadridge Financial Solutions,
Inc. 21,604 3,326,584
*Builders FirstSource, Inc. 23,733 1,877,043
BWX Technologies, Inc. 17,136 3,708,059
*CACI International, Inc., Class A 4,600 2,389,884
*Cadeler A/S, ADR 1,575 43,596
Cadre Holdings, Inc. 8,565 253,952
Carlisle Cos., Inc. 9,190 3,264,839
Carpenter Technology Corp. 9,332 3,995,962
Carrier Global Corp. 168,241 11,300,748
#*Casella Waste Systems, Inc.,
Class A 12,294 974,300
Caterpillar, Inc. 71,792 63,902,777
#*CECO Environmental Corp. 7,430 550,860
*Centuri Holdings, Inc. 23,008 865,101
CH Robinson Worldwide, Inc. 24,861 4,519,978
*Cimpress PLC 5,293 468,219
Cintas Corp. 80,396 14,045,985
*Civeo Corp. 1,673 53,369
*Clean Harbors, Inc. 13,547 4,235,876
#CNH Industrial NV 278,247 2,980,025
Columbus McKinnon Corp. 5,082 78,517
Comfort Systems USA, Inc. 7,086 13,040,012
#Concentrix Corp. 4,267 101,640
Shares Value†
INDUSTRIALS — (Continued)
*Concrete Pumping Holdings, Inc. 5,429 $ 42,998
#*Construction Partners, Inc.,
Class A 9,267 1,145,957
Copa Holdings SA, Class A 9,341 1,080,567
*Copart, Inc. 137,235 4,543,851
*Core & Main, Inc., Class A 44,765 2,254,813
*Costamare Bulkers Holdings,
Ltd. 4,964 85,778
Costamare, Inc. 24,820 412,508
Covenant Logistics Group, Inc.,
Class A 3,805 132,642
CRA International, Inc. 1,835 288,957
Crane Co. 12,187 2,165,996
#CSW Industrials, Inc. 3,481 1,013,667
CSX Corp. 437,149 19,859,679
Cummins, Inc. 30,577 20,517,473
Curtiss-Wright Corp. 6,175 4,447,235
*Custom Truck One Source, Inc. 38,006 374,359
Deere & Co. 40,993 24,180,541
Delta Air Lines, Inc. 160,746 10,929,121
#Deluxe Corp. 14,289 445,102
*Distribution Solutions Group, Inc. 7,232 195,698
*DNOW, Inc. 44,357 598,376
Donaldson Co., Inc. 27,318 2,408,628
Douglas Dynamics, Inc. 5,917 272,951
Dover Corp. 28,690 6,495,703
*Ducommun, Inc. 3,394 481,710
*DXP Enterprises, Inc. 3,281 560,231
*Dycom Industries, Inc. 6,331 2,621,667
#Eastern Co. (The) 26 568
Eaton Corp. PLC 49,018 21,225,284
EMCOR Group, Inc. 8,760 7,811,029
Emerson Electric Co. 108,199 15,195,468
*Energy Recovery, Inc. 7,337 81,221
Enerpac Tool Group Corp., Class
A 10,507 368,796
EnerSys 7,825 1,668,760
Ennis, Inc. 5,198 108,534
Enpro, Inc. 4,166 1,214,597
*Enviri Corp. 20,526 404,157
Equifax, Inc. 27,643 4,808,223
Esab Corp. 14,812 1,455,575
ESCO Technologies, Inc. 5,163 1,672,554
*Everus Construction Group, Inc. 10,326 1,522,362
*ExlService Holdings, Inc. 29,351 935,710
Expeditors International of
Washington, Inc. 30,570 4,520,997
Exponent, Inc. 7,600 508,364
Fastenal Co. 229,449 10,309,144
#Federal Signal Corp. 12,042 1,482,731
FedEx Corp. 54,085 21,813,021
Ferguson Enterprises, Inc. 45,602 12,208,111
#*First Advantage Corp. 10,068 128,468
Flowserve Corp. 26,801 1,973,626
*Fluor Corp. 33,042 1,762,791
Fortive Corp. 70,343 4,205,808
Fortune Brands Innovations, Inc. 27,719 1,123,728
*Forward Air Corp. 1,120 23,587
*Franklin Covey Co. 2,541 53,869

17
Dimensional US Core Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Franklin Electric Co., Inc. 8,698 $ 871,453
*FreightCar America, Inc. 1,027 8,462
*Frontier Group Holdings, Inc. 10,502 38,122
FTAI Aviation, Ltd. 21,024 5,249,062
#FTAI Infrastructure, Inc. 11,391 69,998
*FTI Consulting, Inc. 6,273 1,124,749
#*FuelCell Energy, Inc. 5,655 73,515
*Gates Industrial Corp. PLC 57,368 1,469,194
GATX Corp. 8,560 1,677,075
GE Vernova, Inc. 28,678 31,071,466
Genco Shipping & Trading, Ltd. 11,387 276,021
*Gencor Industries, Inc. 445 6,622
*Generac Holdings, Inc. 11,624 3,013,290
General Dynamics Corp. 30,774 10,595,488
General Electric Co. 144,708 41,955,190
Genpact, Ltd. 40,992 1,424,472
*Gibraltar Industries, Inc. 6,470 252,524
Global Industrial Co. 6,793 224,916
Gorman-Rupp Co. (The) 5,223 395,590
Graco, Inc. 32,228 2,586,942
*Graham Corp. 2,099 199,825
Granite Construction, Inc. 8,557 1,172,908
Greenbrier Cos., Inc. (The) 7,422 364,569
Griffon Corp. 9,313 849,066
*GXO Logistics, Inc. 25,907 1,480,067
*Hayward Holdings, Inc. 49,071 736,556
*Healthcare Services Group, Inc. 19,957 427,279
Heartland Express, Inc. 16,930 226,523
HEICO Corp. 9,051 2,443,046
HEICO Corp., Class A 15,418 3,222,670
Helios Technologies, Inc. 9,642 659,513
#Herc Holdings, Inc. 10,066 1,277,577
#*Hertz Global Holdings, Inc. 10,851 69,012
Hexcel Corp. 15,601 1,464,466
*Hillman Solutions Corp. 52,539 428,718
HNI Corp. 16,382 598,598
Honeywell International, Inc. 100,841 21,613,252
Howmet Aerospace, Inc. 50,747 12,333,551
Hub Group, Inc., Class A 14,788 648,158
Hubbell, Inc., Class B 12,616 6,411,073
*Hudson Technologies, Inc. 5,483 34,324
Huntington Ingalls Industries, Inc. 8,787 3,201,016
*Hurco Cos., Inc. 252 4,224
#*Huron Consulting Group, Inc. 3,916 511,684
#*Hyliion Holdings Corp. 28,428 54,297
Hyster-Yale, Inc. 3,823 150,894
*IBEX Holdings, Ltd. 3,820 106,005
ICF International, Inc. 3,377 241,996
IDEX Corp. 15,961 3,477,104
*IES Holdings, Inc. 4,062 2,616,253
Illinois Tool Works, Inc. 61,716 15,923,345
Ingersoll Rand, Inc. 70,985 5,668,862
#*Innodata, Inc. 6,860 289,698
*Innovative Solutions and
Support, Inc. 2,269 49,918
Insteel Industries, Inc. 4,837 126,633
Interface, Inc., Class A 12,881 359,122
ITT, Inc. 17,285 3,704,867
Shares Value†
INDUSTRIALS — (Continued)
Jacobs Solutions, Inc. 23,394 $ 3,027,418
JB Hunt Transport Services, Inc. 22,618 5,689,106
*JELD-WEN Holding, Inc. 14,004 19,185
#*JetBlue Airways Corp. 92,937 432,622
Johnson Controls International
PLC 107,283 15,666,536
#Kadant, Inc. 2,376 696,477
Karat Packaging, Inc. 3,187 91,435
KBR, Inc. 16,303 611,199
Kelly Services, Inc., Class A 2,549 24,878
Kennametal, Inc. 18,644 721,709
*Kirby Corp. 12,926 1,945,880
Knight-Swift Transportation
Holdings, Inc., Class A 37,396 2,427,000
Korn Ferry 12,568 835,018
*Kratos Defense & Security
Solutions, Inc. 39,220 2,472,821
*L.B. Foster Co., Class A 1,337 40,926
L3Harris Technologies, Inc. 35,943 11,521,529
Landstar System, Inc. 6,520 1,200,136
*Legalzoom.com, Inc. 22,489 145,054
Leidos Holdings, Inc. 33,397 4,983,500
Lennox International, Inc. 7,479 4,000,442
Leonardo DRS, Inc. 43,224 1,756,191
#*Limbach Holdings, Inc. 1,965 196,048
Lincoln Electric Holdings, Inc. 12,940 3,429,100
Lindsay Corp. 2,969 332,439
*Liquidity Services, Inc. 6,357 226,627
#*Loar Holdings, Inc. 17,523 983,391
Lockheed Martin Corp. 41,535 21,513,884
LSI Industries, Inc. 4,955 120,456
Luxfer Holdings PLC 6,335 95,342
#*Lyft, Inc., Class A 84,613 1,197,274
*Manitowoc Co., Inc. (The) 8,198 111,411
Marten Transport, Ltd. 17,784 268,183
Masco Corp. 39,384 2,828,559
*MasTec, Inc. 15,050 5,930,453
*Masterbrand, Inc. 31,133 279,574
*Matrix Service Co. 4,551 61,530
Matson, Inc. 7,558 1,318,342
Maximus, Inc. 12,604 827,074
*Mayville Engineering Co., Inc. 4,017 91,628
McGrath RentCorp 5,845 646,165
#*Mercury Systems, Inc. 12,677 1,000,342
*Middleby Corp. (The) 11,135 1,562,909
Miller Industries, Inc. 2,260 108,457
MillerKnoll, Inc. 16,103 258,936
*Mistras Group, Inc. 2,208 41,687
*Modine Manufacturing Co. 8,351 2,126,415
Moog, Inc., Class A 5,896 1,776,524
MSA Safety, Inc. 7,830 1,302,834
MSC Industrial Direct Co., Inc.,
Class A 10,887 1,113,413
Mueller Industries, Inc. 21,472 2,907,953
Mueller Water Products, Inc.,
Class A 36,487 1,017,622
*MYR Group, Inc. 3,416 1,382,831
National Presto Industries, Inc. 1,906 266,535
#*Nextpower, Inc., Class A 34,190 4,073,055

18
Dimensional US Core Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
NL Industries, Inc. 8 $ 48
Nordson Corp. 11,103 3,202,660
Norfolk Southern Corp. 47,315 14,943,496
Northrop Grumman Corp. 25,423 14,732,120
*NPK International, Inc. 15,383 251,512
nVent Electric PLC 34,666 4,953,771
*NWPX Infrastructure, Inc. 2,242 220,478
Old Dominion Freight Line, Inc. 46,344 9,844,856
*Onterris, Inc. 7,543 158,780
*OPENLANE, Inc. 25,122 789,836
*Orion Group Holdings, Inc. 7,282 99,181
Oshkosh Corp. 15,026 2,348,564
Otis Worldwide Corp. 70,280 5,473,406
Owens Corning 18,131 2,236,278
PACCAR, Inc. 106,030 12,596,364
*PAMT Corp. 226 2,283
Pangaea Logistics Solutions, Ltd. 14,707 112,656
Park Aerospace Corp. 2,407 81,501
Parker-Hannifin Corp. 18,078 16,440,495
Park-Ohio Holdings Corp. 1,310 37,925
#*Parsons Corp. 19,059 960,764
Paychex, Inc. 66,715 6,179,810
Paycom Software, Inc. 4,894 620,363
*Paylocity Holding Corp. 1,105 116,566
Pentair PLC 33,207 2,680,137
#*Perma-Fix Environmental
Services, Inc. 2,099 26,573
#Pitney Bowes, Inc. 33,359 515,730
#*Planet Labs PBC 54,283 2,006,843
#*Plug Power, Inc. 282,906 885,496
Powell Industries, Inc. 8,952 2,482,121
#*Power Solutions International,
Inc. 4,919 360,415
Preformed Line Products Co. 1,286 427,273
Primoris Services Corp. 11,282 2,043,734
*Proto Labs, Inc. 5,732 371,491
Quad/Graphics, Inc. 1,318 9,806
Quanex Building Products Corp. 6,567 130,946
Quanta Services, Inc. 16,108 11,722,919
*Radiant Logistics, Inc. 3,873 32,572
*RBC Bearings, Inc. 6,699 4,013,304
*RCM Technologies, Inc. 232 7,259
Regal Rexnord Corp. 14,957 3,216,204
Republic Services, Inc., Class A 69,165 14,470,701
*Resideo Technologies, Inc. 37,825 1,564,820
*Rocket Lab Corp. 59,794 4,933,603
Rockwell Automation, Inc. 22,248 9,097,430
Rollins, Inc. 89,499 4,987,779
RTX Corp. 191,456 33,709,658
Rush Enterprises, Inc., Class A 14,686 1,087,205
Rush Enterprises, Inc., Class B 2,903 211,513
#*RXO, Inc. 20,417 407,727
Ryder System, Inc. 11,533 2,926,729
*Saia, Inc. 5,580 2,504,416
Schneider National, Inc., Class B 21,573 670,705
Science Applications International
Corp. 10,791 1,044,245
Shares Value†
INDUSTRIALS — (Continued)
Sensata Technologies Holding
PLC 33,903 $ 1,411,721
*Shoals Technologies Group, Inc.,
Class A 43,722 347,153
Simpson Manufacturing Co., Inc. 8,656 1,650,959
*SiteOne Landscape Supply, Inc. 8,770 1,105,459
*SkyWest, Inc. 9,040 742,365
Snap-on, Inc. 10,983 4,210,882
Southwest Airlines Co. 115,002 4,360,876
*SPX Technologies, Inc. 10,264 2,246,892
SS&C Technologies Holdings,
Inc. 54,942 3,807,481
*StandardAero, Inc. 79,230 1,969,658
#Standex International Corp. 2,661 726,453
Stanley Black & Decker, Inc. 33,313 2,603,744
*Sterling Infrastructure, Inc. 5,786 2,983,377
*Sun Country Airlines Holdings,
Inc. 12,563 198,495
*Sunrun, Inc. 64,969 827,055
#*Symbotic, Inc., Class A 6,710 396,561
#TaskUS, Inc., Class A 5,494 35,601
#Tecnoglass, Inc. 7,639 329,088
Tennant Co. 4,328 359,397
Terex Corp. 23,270 1,447,394
Tetra Tech, Inc. 54,914 1,774,820
Textron, Inc. 38,850 3,728,046
#*Thermon Group Holdings, Inc. 7,079 428,209
#*TIC Solutions, Inc. 18,595 169,958
Timken Co. (The) 16,949 1,879,475
*Titan International, Inc. 12,348 94,092
*Titan Machinery, Inc. 6,186 129,349
Toro Co. (The) 20,713 1,971,256
Trane Technologies PLC 32,133 15,826,788
*Transcat, Inc. 2,725 207,373
TransDigm Group, Inc. 10,705 12,417,586
TransUnion 40,461 2,872,731
*Trex Co., Inc. 10,645 417,284
TriNet Group, Inc. 5,492 251,424
Trinity Industries, Inc. 20,372 664,331
*TrueBlue, Inc. 3,733 20,494
Tutor Perini Corp. 11,749 1,091,717
Twin Disc, Inc. 8 132
*Uber Technologies, Inc. 254,491 18,987,574
UFP Industries, Inc. 12,913 1,155,584
*U-Haul Holding Co. 3,487 179,092
U-Haul Holding Co. 36,909 1,760,190
UL Solutions, Inc., Class A 10,947 990,594
*Ultralife Corp. 206 1,421
UniFirst Corp. 3,205 818,910
Union Pacific Corp. 101,760 27,422,285
*United Airlines Holdings, Inc. 90,363 8,132,670
United Parcel Service, Inc., Class
B 132,075 14,369,760
United Rentals, Inc. 15,267 14,653,877
#*Upwork, Inc. 32,386 335,195
*V2X, Inc. 7,866 533,393
Valmont Industries, Inc. 4,116 2,091,093
Veralto Corp. 55,851 4,926,058
Verisk Analytics, Inc., Class A 20,163 3,719,872

19
Dimensional US Core Equity Market ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Verra Mobility Corp., Class A 25,854 $ 383,415
Vertiv Holdings Co., Class A 51,999 17,081,152
*Vestis Corp. 1,114 10,828
*Vicor Corp. 5,248 1,413,129
#VSE Corp. 5,526 948,704
Waste Management, Inc. 67,169 15,620,151
#Watsco, Inc. 6,616 2,896,749
Watts Water Technologies, Inc.,
Class A 5,777 1,734,024
Werner Enterprises, Inc. 14,703 542,100
WESCO International, Inc. 11,052 3,858,474
Westinghouse Air Brake
Technologies Corp. 33,820 9,127,680
*Willdan Group, Inc. 3,018 229,368
Willis Lease Finance Corp. 1,977 383,835
#WillScot Holdings Corp. 6,358 143,945
Woodward, Inc. 11,650 4,228,834
Worthington Enterprises, Inc. 13,288 721,140
WW Grainger, Inc. 9,482 11,011,921
*XPO, Inc. 24,283 5,345,417
Xylem, Inc. 44,313 5,236,024
Zurn Elkay Water Solutions Corp. 34,826 1,809,559
TOTAL INDUSTRIALS 1,265,017,476
INFORMATION TECHNOLOGY — (31.2%)
#*908 Devices, Inc. 2,718 18,564
A10 Networks, Inc. 16,006 427,040
Accenture PLC, Class A 92,685 16,563,736
*ACI Worldwide, Inc. 20,982 906,842
*ACM Research, Inc., Class A 16,223 838,567
Adeia, Inc. 25,609 815,647
*Adobe, Inc. 56,190 13,828,359
*ADTRAN Holdings, Inc. 8,779 155,301
Advanced Energy Industries, Inc. 6,922 2,657,425
*Advanced Micro Devices, Inc. 199,448 70,702,322
*Aehr Test Systems 2,455 222,325
*Agilysys, Inc. 6,126 392,432
#*Akamai Technologies, Inc. 34,235 3,525,520
*Alarm.com Holdings, Inc. 13,940 619,075
#*Alkami Technology, Inc. 9,314 146,975
#*Allegro MicroSystems, Inc. 34,084 1,653,074
*Alpha & Omega Semiconductor,
Ltd. 7,454 323,727
*Ambarella, Inc. 9,078 624,566
Amdocs, Ltd. 24,560 1,588,295
Amkor Technology, Inc. 55,749 3,888,493
Amphenol Corp., Class A 175,874 25,900,964
*Amplitude, Inc., Class A 8,563 60,883
*Amtech Systems, Inc. 1,279 22,267
Analog Devices, Inc. 64,505 25,947,781
#*Appfolio, Inc., Class A 3,700 618,233
Apple, Inc. 2,438,001 661,551,571
Applied Materials, Inc. 110,847 43,728,033
#*Applied Optoelectronics, Inc. 5,484 901,350
*AppLovin Corp., Class A 37,643 16,801,953
*Arista Networks, Inc. 119,647 20,664,233
#*Arlo Technologies, Inc. 324 4,552
*Arrow Electronics, Inc. 12,113 2,275,185
*Astera Labs, Inc. 21,103 4,109,598
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Atlassian Corp., Class A 8,085 $ 554,550
#*Aurora Innovation, Inc., Class A 261,664 1,538,584
*Autodesk, Inc. 44,229 10,482,273
*AvePoint, Inc. 25,138 245,095
*Aviat Networks, Inc. 2,617 60,008
Avnet, Inc. 19,367 1,597,971
#*Axcelis Technologies, Inc. 6,967 969,179
*AXT, Inc. 11,610 919,744
#*Backblaze, Inc., Class A 1,559 6,673
Badger Meter, Inc. 3,649 441,201
Bel Fuse, Inc., Class A 119 28,971
#Bel Fuse, Inc., Class B 2,675 737,872
Belden, Inc. 8,135 915,025
Benchmark Electronics, Inc. 9,412 772,255
#Bentley Systems, Inc., Class B 46,942 1,531,248
*BILL Holdings, Inc. 8,105 307,990
*BK Technologies Corp. 13 1,253
*Blackbaud, Inc. 8,845 328,769
#*BlackLine, Inc. 12,362 386,312
*Box, Inc., Class A 28,267 684,061
Broadcom, Inc. 710,832 296,722,602
*Cadence Design Systems, Inc. 30,136 9,932,524
*Calix, Inc. 15,105 657,974
#*CCC Intelligent Solutions
Holdings, Inc. 112,889 591,538
CDW Corp. 30,545 4,181,916
*CEVA, Inc. 6,188 188,982
*Ciena Corp. 24,650 13,004,847
#*Cipher Digital, Inc. 73,506 1,303,996
*Cirrus Logic, Inc. 11,124 1,814,102
Cisco Systems, Inc. 553,207 50,618,440
#*Cleanspark, Inc. 66,191 829,373
Clear Secure, Inc., Class A 26,304 1,404,371
*Clearfield, Inc. 2,472 71,416
Climb Global Solutions, Inc. 4,208 70,189
*Cloudflare, Inc., Class A 26,594 5,450,972
Cognex Corp. 34,424 1,910,876
Cognizant Technology Solutions
Corp., Class A 112,350 5,943,315
*Coherent Corp. 31,153 9,959,926
*Cohu, Inc. 11,587 548,644
*Commvault Systems, Inc. 2,678 264,801
*Consensus Cloud Solutions, Inc. 4,415 114,260
*CoreWeave, Inc., Class A 31,916 3,561,826
Corning, Inc. 90,531 14,868,811
*Corsair Gaming, Inc. 12,525 85,045
#Crane NXT Co. 14,116 630,703
*Credo Technology Group
Holding, Ltd. 25,013 4,352,512
*Crowdstrike Holdings, Inc., Class
A 17,585 7,838,514
CTS Corp. 6,276 358,360
#*Daily Journal Corp. 345 182,422
*Daktronics, Inc. 10,293 202,360
*Datadog, Inc., Class A 41,023 5,422,830
Dell Technologies, Inc., Class C 43,927 9,178,547
*Diebold Nixdorf, Inc. 8,707 668,785
*Digi International, Inc. 9,465 530,419

20
Dimensional US Core Equity Market ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Digital Turbine, Inc. 18,445 $ 65,111
#*DigitalOcean Holdings, Inc. 18,292 1,763,898
*Diodes, Inc. 9,965 1,067,750
*Docusign, Inc., Class A 21,570 992,004
Dolby Laboratories, Inc., Class A 15,467 992,053
#*Dropbox, Inc., Class A 32,877 798,582
*DXC Technology Co. 22,881 259,013
*Dynatrace, Inc. 50,940 1,844,537
*Eastman Kodak Co. 29,602 394,595
*eGain Corp. 2,557 19,331
#*Enphase Energy, Inc. 12,820 422,547
Entegris, Inc. 32,373 4,576,895
#*EPAM Systems, Inc. 11,873 1,350,910
ePlus, Inc. 6,909 585,123
*Everforth, Inc. 8,564 180,700
*Everpure, Inc., Class A 48,814 3,487,760
*Everspin Technologies, Inc. 4,517 82,571
*F5, Inc. 11,847 3,837,243
*Fabrinet 6,767 4,625,041
*Fair Isaac Corp. 3,688 3,780,200
*Fastly, Inc., Class A 34,258 865,186
*First Solar, Inc. 25,460 5,140,119
*Five9, Inc. 5,794 99,657
*Flex, Ltd. 78,147 7,154,358
*FormFactor, Inc. 14,743 2,004,016
*Fortinet, Inc. 144,753 12,204,125
*Frequency Electronics, Inc. 52 2,608
*Gartner, Inc. 6,563 974,540
Gen Digital, Inc. 150,734 2,907,659
*GLOBALFOUNDRIES, Inc. 40,977 2,647,114
*GoDaddy, Inc., Class A 18,484 1,604,226
*Guidewire Software, Inc. 10,249 1,418,359
*Harmonic, Inc. 30,943 353,678
Hewlett Packard Enterprise Co. 280,195 8,061,210
HP, Inc. 133,255 2,779,699
*HubSpot, Inc. 5,635 1,249,618
#*Hut 8 Corp., Class U 2,404 182,175
#*I3 Verticals, Inc., Class A 5,853 131,985
*Ichor Holdings, Ltd. 8,112 535,149
*Identiv, Inc. 736 3,489
#*indie Semiconductor, Inc.,
Class A 24,770 111,713
Information Services Group, Inc. 7,431 30,318
*Inseego Corp. 1,981 36,114
*Insight Enterprises, Inc. 4,069 296,630
*Intel Corp. 624,779 59,029,120
#InterDigital, Inc. 6,095 1,807,533
International Business Machines
Corp. 165,247 38,168,752
*inTEST Corp. 4,289 80,161
Intuit, Inc. 34,956 13,580,406
#*IonQ, Inc. 45,239 2,041,184
#*IPG Photonics Corp. 10,064 1,196,811
*Itron, Inc. 10,524 881,911
Jabil, Inc. 26,766 9,033,257
*JFrog, Ltd. 18,458 857,190
*Keysight Technologies, Inc. 32,063 11,219,164
*Kimball Electronics, Inc. 5,324 143,801
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
KLA Corp. 21,123 $ 36,972,643
#*Klaviyo, Inc., Class A 5,791 116,341
*Knowles Corp. 20,232 631,036
Kulicke & Soffa Industries, Inc. 11,607 992,399
*KVH Industries, Inc. 5,400 49,140
*Kyndryl Holdings, Inc. 35,704 493,429
Lam Research Corp. 180,846 46,632,950
*Lantronix, Inc. 2,843 19,077
*Lattice Semiconductor Corp. 21,046 2,573,505
#*Life360, Inc. 2,768 119,273
Littelfuse, Inc. 5,180 2,093,601
*LiveRamp Holdings, Inc. 18,313 535,289
*Lumentum Holdings, Inc. 9,442 8,519,705
*MACOM Technology Solutions
Holdings, Inc. 10,690 3,010,411
*Manhattan Associates, Inc. 10,659 1,469,770
Marvell Technology, Inc. 137,933 22,779,635
*MaxLinear, Inc., Class A 16,682 1,180,251
Methode Electronics, Inc. 4,862 38,993
Microchip Technology, Inc. 87,730 8,150,994
Micron Technology, Inc. 208,074 107,607,550
Microsoft Corp. 1,301,314 530,649,823
*Mirion Technologies, Inc., Class
A 58,313 1,151,682
*Mitek Systems, Inc. 11,519 160,805
MKS, Inc. 13,950 3,958,312
*MongoDB, Inc., Class A 14,983 3,758,186
Monolithic Power Systems, Inc. 7,415 11,970,850
Motorola Solutions, Inc. 33,292 14,616,187
*M-Tron Industries, Inc., Class M 797 53,224
Napco Security Technologies, Inc. 8,105 378,909
#*Navitas Semiconductor Corp.,
Class A 24,855 410,108
#*nCino, Inc. 18,788 328,414
*NCR Voyix Corp. 855 5,891
NetApp, Inc. 43,888 4,861,474
*NETGEAR, Inc. 6,330 159,959
*NetScout Systems, Inc. 20,271 683,133
*NetSol Technologies, Inc. 16 54
*nLight, Inc. 8,584 599,592
*Novanta, Inc. 7,166 928,212
*Nutanix, Inc., Class A 39,542 1,616,872
NVE Corp. 778 64,411
NVIDIA Corp. 3,925,536 783,419,220
NXP Semiconductors NV 58,657 17,221,109
*Okta, Inc., Class A 33,510 2,468,011
*ON Semiconductor Corp. 72,891 7,348,142
OneSpan, Inc. 6,193 71,715
*Onto Innovation, Inc. 9,827 2,899,555
*Ooma, Inc. 2,197 35,855
Oracle Corp. 259,776 41,925,249
#*OSI Systems, Inc. 3,627 1,040,659
#*Ouster, Inc. 8,909 240,187
*Palantir Technologies, Inc.,
Class A 184,834 25,712,258
*Palo Alto Networks, Inc. 53,456 9,585,730
PC Connection, Inc. 6,704 427,313
*PDF Solutions, Inc. 7,656 328,060

21
Dimensional US Core Equity Market ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Pegasystems, Inc. 29,657 $ 1,083,963
#*Penguin Solutions, Inc. 13,034 396,364
*Photronics, Inc. 16,550 818,894
*Plexus Corp. 6,360 1,593,689
#Power Integrations, Inc. 7,195 523,148
*Procore Technologies, Inc. 15,375 869,917
*Progress Software Corp. 2,975 82,854
*PTC, Inc. 25,063 3,416,087
*Q2 Holdings, Inc. 8,739 443,504
Qnity Electronics, Inc. 39,097 5,499,384
*Qorvo, Inc. 21,958 2,068,883
QUALCOMM, Inc. 200,476 36,001,480
*Qualys, Inc. 4,366 379,536
#*QuickLogic Corp. 16 256
Ralliant Corp. 24,763 1,125,231
*Rambus, Inc. 20,758 2,389,453
*Red Violet, Inc. 2,691 100,724
#ReposiTrak, Inc. 8 78
*Ribbon Communications, Inc. 33,051 87,255
Richardson Electronics, Ltd. 1,256 18,086
*Rimini Street, Inc. 4,361 14,871
RingCentral, Inc., Class A 14,495 582,989
#*Riot Platforms, Inc. 88,725 1,529,619
*Rogers Corp. 4,680 635,310
Roper Technologies, Inc. 17,576 6,236,141
*Rubrik, Inc., Class A 904 48,075
#*SailPoint, Inc. 5,777 65,973
Salesforce, Inc. 118,166 20,859,844
#*Samsara, Inc., Class A 46,347 1,332,013
*Sandisk Corp. 19,496 21,377,559
*Sanmina Corp. 10,171 2,215,447
*ScanSource, Inc. 4,852 199,514
Seagate Technology Holdings
PLC 38,745 26,100,182
*Semtech Corp. 4,261 447,618
*SentinelOne, Inc., Class A 48,967 693,373
*ServiceNow, Inc. 109,877 9,703,238
*Silicon Laboratories, Inc. 5,647 1,229,352
*Silvaco Group, Inc. 280 2,859
*SiTime Corp. 526 295,691
#*SkyWater Technology, Inc. 6,081 193,984
#Skyworks Solutions, Inc. 20,038 1,406,066
*Snowflake, Inc., Class A 39,585 5,402,165
#*SolarEdge Technologies, Inc. 5,968 255,788
*Sprinklr, Inc., Class A 31,427 154,621
#*Super Micro Computer, Inc. 111,558 3,056,689
#*Synaptics, Inc. 9,245 865,240
*Synopsys, Inc. 22,131 10,680,421
TD SYNNEX Corp. 18,424 4,203,988
TE Connectivity PLC 64,638 13,681,279
*Teledyne Technologies, Inc. 9,801 6,329,976
*Telos Corp. 13,674 58,388
*Teradata Corp. 6,279 165,452
Teradyne, Inc. 23,624 8,114,135
Texas Instruments, Inc. 137,342 38,604,089
*Trimble, Inc. 52,668 3,545,610
#*TSS, Inc. 296 4,535
*TTM Technologies, Inc. 20,550 3,251,421
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Turtle Beach Corp. 3,341 $ 38,488
*Twilio, Inc., Class A 35,431 5,245,914
*Tyler Technologies, Inc. 7,443 2,539,105
*UiPath, Inc., Class A 68,903 709,701
*Ultra Clean Holdings, Inc. 9,958 778,218
*Unisys Corp. 10,691 27,904
*Unity Software, Inc. 89,480 2,364,062
#Universal Display Corp. 10,266 894,066
*Varonis Systems, Inc., Class B 725 19,068
#*Veeco Instruments, Inc. 15,035 749,495
VeriSign, Inc. 17,993 4,833,999
*Vertex, Inc., Class A 1,040 12,865
*Viasat, Inc. 34,616 2,281,541
*Viavi Solutions, Inc. 40,566 2,125,658
Vishay Intertechnology, Inc. 28,876 836,538
*Vishay Precision Group, Inc. 3,406 205,791
*Vistance Networks, Inc. 48,027 614,505
Vontier Corp. 39,121 1,403,661
Western Digital Corp. 77,908 33,852,584
*Workday, Inc., Class A 29,611 3,624,386
*Xperi, Inc. 7,490 50,108
*Yext, Inc. 19,245 74,286
*Zebra Technologies Corp. 9,685 2,191,328
#*Zeta Global Holdings Corp.,
Class A 42,301 779,184
*Zoom Communications, Inc.,
Class A 57,181 5,555,134
*Zscaler, Inc. 18,839 2,461,881
TOTAL INFORMATION
TECHNOLOGY 3,656,195,943
MATERIALS — (2.6%)
AdvanSix, Inc. 7,839 193,310
Air Products and Chemicals, Inc. 45,319 13,597,966
Albemarle Corp. 25,977 5,109,676
Alcoa Corp. 57,477 3,666,458
*Alpha Metallurgical Resources,
Inc. 3,676 685,390
*Alto Ingredients, Inc. 14,603 80,609
Amcor PLC 95,177 3,620,533
AptarGroup, Inc. 14,478 1,790,639
Ardagh Metal Packaging SA 100,062 385,239
*Arq, Inc. 5,413 12,288
Ashland, Inc. 3,033 161,538
Avery Dennison Corp. 19,086 3,128,768
Avient Corp. 20,523 760,993
*Axalta Coating Systems, Ltd. 54,738 1,556,749
Balchem Corp. 5,972 965,195
Ball Corp. 61,229 3,739,867
Cabot Corp. 12,016 924,751
Caledonia Mining Corp. PLC 6,844 156,728
Celanese Corp., Class A 10,157 688,238
*Century Aluminum Co. 20,481 1,217,391
CF Industries Holdings, Inc. 38,006 4,720,345
Chemours Co. (The) 22,607 609,259
*Clearwater Paper Corp. 2,239 30,697
*Cleveland-Cliffs, Inc. 57,732 588,866
*Coeur Mining, Inc. 86,560 1,555,483
Commercial Metals Co. 24,809 1,710,829

22
Dimensional US Core Equity Market ETF
continued
Shares Value†
MATERIALS — (Continued)
*Compass Minerals International,
Inc. 8,945 $ 238,921
Corteva, Inc. 130,972 10,610,042
CRH PLC 126,659 14,998,959
Crown Holdings, Inc. 33,585 3,301,741
#*Dakota Gold Corp. 12,501 67,255
Dow, Inc. 114,045 4,617,682
DuPont de Nemours, Inc. 90,024 4,110,496
Eagle Materials, Inc. 8,257 1,734,878
Eastman Chemical Co. 25,515 1,864,891
Ecolab, Inc. 51,113 13,320,048
*Ecovyst, Inc. 24,613 349,012
Element Solutions, Inc. 49,501 2,108,248
Ferroglobe PLC 4,722 21,910
#*Flotek Industries, Inc. 5,784 97,750
FMC Corp. 6,832 105,076
Fortitude Gold Corp. 4 20
Freeport-McMoRan, Inc. 275,507 15,918,794
Greif, Inc., Class A 8,093 527,987
Greif, Inc., Class B 807 64,754
Hawkins, Inc. 4,098 686,210
HB Fuller Co. 12,063 730,053
Hecla Mining Co. 123,210 2,220,244
Huntsman Corp. 20,387 292,961
*Ingevity Corp. 7,553 575,463
Innospec, Inc. 6,599 503,240
International Flavors &
Fragrances, Inc. 54,606 3,833,341
#International Paper Co. 110,247 3,353,714
*Intrepid Potash, Inc. 2,547 100,785
*Ivanhoe Electric, Inc. 760 9,751
Kaiser Aluminum Corp. 4,034 687,515
#*Knife River Corp. 11,992 1,109,860
Koppers Holdings, Inc. 4,079 166,546
Kronos Worldwide, Inc. 9,326 69,385
Linde PLC 71,232 35,697,204
Louisiana-Pacific Corp. 14,998 1,082,706
*LSB Industries, Inc. 14,187 211,386
LyondellBasell Industries NV,
Class A 71,497 5,333,676
Martin Marietta Materials, Inc. 11,837 7,327,932
Materion Corp. 5,004 919,785
*McEwen, Inc. 15,536 336,820
Mercer International, Inc. 909 1,018
*Metallus, Inc. 10,123 194,767
Minerals Technologies, Inc. 8,371 602,210
Mosaic Co. (The) 73,441 1,708,972
#*MP Materials Corp. 25,536 1,686,397
Myers Industries, Inc. 6,679 137,654
NewMarket Corp. 2,241 1,514,064
Newmont Corp. 217,522 24,164,519
Nucor Corp. 46,143 10,395,556
*O-I Glass, Inc. 42,746 389,416
Olin Corp. 7,608 216,676
Packaging Corp. of America 23,030 4,915,753
*Perimeter Solutions, Inc. 26,974 817,312
PPG Industries, Inc. 46,809 5,078,776
#Quaker Chemical Corp. 4,442 603,623
Shares Value†
MATERIALS — (Continued)
#*Ramaco Resources, Inc., Class
A 12,036 $ 178,735
Ramaco Resources, Inc., Class B 1,383 13,858
#*Ranpak Holdings Corp., Class
A 14,657 74,604
*Rayonier Advanced Materials,
Inc. 14,954 141,913
Reliance, Inc. 11,127 4,033,537
Royal Gold, Inc. 18,849 4,398,980
RPM International, Inc. 29,637 3,019,714
Ryerson Holding Corp. 12,938 358,512
Scotts Miracle-Gro Co. (The) 10,492 657,848
Sensient Technologies Corp. 8,039 913,552
Sherwin-Williams Co. (The) 41,179 13,243,578
Silgan Holdings, Inc. 23,726 962,089
Smurfit Westrock PLC 116,424 4,469,517
Solstice Advanced Materials, Inc. 32,438 2,658,294
Sonoco Products Co. 21,899 1,094,074
Southern Copper Corp. 14,604 2,507,361
Steel Dynamics, Inc. 28,461 6,507,892
Stepan Co. 4,692 234,741
SunCoke Energy, Inc. 20,624 140,656
Sylvamo Corp. 9,379 400,765
*Tredegar Corp. 9,005 86,448
TriMas Corp. 10,777 398,965
#Tronox Holdings PLC 41,697 416,553
United States Lime & Minerals,
Inc. 6,468 696,410
Vulcan Materials Co. 25,498 7,693,767
Warrior Met Coal, Inc. 12,033 1,081,165
#Westlake Corp. 19,012 2,191,703
Worthington Steel, Inc. 12,489 479,952
TOTAL MATERIALS 302,446,742
REAL ESTATE — (0.2%)
*CBRE Group, Inc., Class A 58,737 8,383,532
*Compass, Inc., Class A 118,136 894,290
*CoStar Group, Inc. 59,312 2,052,788
*Cushman & Wakefield, Ltd. 58,983 828,121
*Douglas Elliman, Inc. 7,109 14,289
*Five Point Holdings LLC, Class A 12,527 62,385
*Forestar Group, Inc. 12,774 360,993
*FRP Holdings, Inc. 3,218 67,610
#*Howard Hughes Holdings, Inc. 13,336 830,433
*Jones Lang LaSalle, Inc. 10,380 3,302,189
Kennedy-Wilson Holdings, Inc. 29,288 319,239
Marcus & Millichap, Inc. 11,280 313,471
Newmark Group, Inc., Class A 34,889 562,411
#*Opendoor Technologies, Inc. 3,103 16,694
#RMR Group, Inc. (The), Class A 2,445 43,545
#*Seaport Entertainment Group,
Inc. 1,852 41,281
St. Joe Co. (The) 11,928 770,191
*Stratus Properties, Inc. 41 1,241
*Tejon Ranch Co. 7,081 138,575
*Zillow Group, Inc., Class A 9,283 414,115
*Zillow Group, Inc., Class C 30,135 1,337,994
TOTAL REAL ESTATE 20,755,387

23
Dimensional US Core Equity Market ETF
continued
Shares Value†
UTILITIES — (2.4%)
AES Corp. (The) 146,517 $ 2,117,171
#Alliant Energy Corp. 52,321 3,841,931
Ameren Corp. 49,366 5,610,446
American Electric Power Co., Inc. 107,731 14,770,997
American States Water Co. 8,017 603,600
#American Water Works Co., Inc. 39,951 5,130,507
Artesian Resources Corp., Class
A 713 22,324
#Atmos Energy Corp. 30,182 5,733,976
Avista Corp. 15,892 653,161
Black Hills Corp. 15,379 1,157,885
California Water Service Group 13,365 564,538
#CenterPoint Energy, Inc. 131,038 5,719,809
Chesapeake Utilities Corp. 4,375 551,775
Clearway Energy, Inc., Class A 6,826 275,975
#Clearway Energy, Inc., Class C 13,337 538,281
CMS Energy Corp. 60,762 4,662,876
Consolidated Edison, Inc. 67,241 7,496,699
Consolidated Water Co., Ltd.,
Class OR 2,718 87,112
Constellation Energy Corp. 41,755 13,069,315
Dominion Energy, Inc. 169,369 10,924,301
DTE Energy Co. 36,830 5,586,743
Duke Energy Corp. 109,171 14,143,103
Edison International 71,648 4,978,820
Entergy Corp. 89,876 10,597,279
Essential Utilities, Inc. 63,444 2,423,561
Evergy, Inc. 46,537 3,855,125
Eversource Energy 76,162 5,384,653
Exelon Corp. 196,730 9,047,613
FirstEnergy Corp. 106,820 5,076,086
Genie Energy, Ltd., Class B 4,722 65,966
#H2O America 7,577 425,752
*Hallador Energy Co. 14,650 227,514
*Hawaiian Electric Industries, Inc. 39,103 589,282
#IDACORP, Inc. 11,620 1,716,739
#MDU Resources Group, Inc. 46,145 1,039,647
MGE Energy, Inc. 6,359 510,119
Middlesex Water Co. 3,382 172,076
National Fuel Gas Co. 18,551 1,565,333
New Jersey Resources Corp. 25,622 1,442,775
NextEra Energy, Inc. 293,371 28,715,153
NiSource, Inc. 96,345 4,651,537
Northwest Natural Holding Co. 8,569 454,157
Northwestern Energy Group, Inc. 14,025 1,014,568
NRG Energy, Inc. 42,059 6,543,539
OGE Energy Corp. 41,436 2,022,077
ONE Gas, Inc. 11,281 1,006,491
#Ormat Technologies, Inc. 13,871 1,593,778
Otter Tail Corp. 7,631 680,990
PG&E Corp. 408,015 6,781,209
#Pinnacle West Capital Corp. 25,030 2,596,112
#Portland General Electric Co. 19,960 1,036,523
PPL Corp. 135,372 5,068,328
Public Service Enterprise Group,
Inc. 93,508 7,635,863
*Pure Cycle Corp. 1,668 19,249
Sempra 127,068 12,086,708
Shares Value†
UTILITIES — (Continued)
Southern Co. (The) 155,438 $ 15,030,855
Southwest Gas Holdings, Inc. 13,367 1,257,166
Spire, Inc. 11,121 1,014,013
*Talen Energy Corp. 6,326 2,355,929
UGI Corp. 41,076 1,482,433
Unitil Corp. 2,421 127,006
Vistra Corp. 81,129 12,805,401
WEC Energy Group, Inc. 60,245 7,105,295
Xcel Energy, Inc. 120,650 10,007,918
York Water Co. (The) 1,538 44,633
TOTAL UTILITIES 285,517,796
TOTAL COMMON STOCKS 11,461,317,146
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*GameStop Corp. 10/30/26 8,219 30,164
CONSUMER STAPLES — (0.0%)
*TreeHouse Foods, Inc. CVR
02/11/33 9,606 18,540
HEALTH CARE — (0.0%)
*89bio, Inc. CVR 12/31/35 32,651 11,101
*<ABIOMED, Inc. CVR 01/04/27 1,507 23,524
*Adverum Biotechnolo CVR
12/10/29 413 330
*<Albireo Pharma, Inc. CVR
03/02/27 1,266 8,077
*Concentra Biosciences CVR
09/04/29 6,142 –
*<Mirati Therapeutics CVR
01/04/27 6,686 19,924
*<Novo Nordisk CVR 06/30/31 3,498 2,274
*<Poseida Therapeutics, Inc.
CVR 01/02/29 5,794 8,286
*<Supernus Pharmaceuticals, Inc.
CVR 12/31/30 778 366
*<Verve Therapeutics, Inc. CVR
07/25/35 12,655 23,538
TOTAL HEALTH CARE 97,420
INFORMATION TECHNOLOGY — (0.0%)
#*Gen Digital, Inc. CVR 01/04/27 1,017 417
*Xerox Holdings Corp. 02/11/27 10,325 1,904
TOTAL INFORMATION
TECHNOLOGY 2,321
MATERIALS — (0.0%)
*<Resolute Forest CVR 01/04/27 9,429 2,511
TOTAL RIGHTS/WARRANTS 150,956
TOTAL INVESTMENT SECURITIES — (97.9%)
(Cost $7,775,301,975) 11,461,468,102
SECURITIES LENDING COLLATERAL — (2.1%)
@§The DFA Short Term
Investment Fund 21,257,671 245,951,250
TOTAL INVESTMENTS — ( 100.0% )
(Cost $8,021,253,225) $ 11,707,419,352

24
Dimensional US Core Equity Market ETF
continued
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 1,174,995,568 $ — $ — $ 1,174,995,568
Consumer Discretionary .......... 1,214,289,488 131,955 — 1,214,421,443
Consumer Staples .............. 553,186,922 — — 553,186,922
Energy ....................... 523,219,199 — — 523,219,199
Financials ..................... 1,497,206,144 — — 1,497,206,144
Health Care ................... 968,354,355 — 171 968,354,526
Industrials ..................... 1,265,017,476 — — 1,265,017,476
Information Technology .......... 3,656,195,943 — — 3,656,195,943
Materials ..................... 302,446,742 — — 302,446,742
Real Estate .................... 20,755,387 — — 20,755,387
Utilities ....................... 285,517,796 — — 285,517,796
Rights/Warrants
Consumer Discretionary .......... 30,164 — — 30,164
Consumer Staples .............. — 18,540 — 18,540
Health Care ................... — 11,431 85,989 97,420
Information Technology .......... 2,321 — — 2,321
Materials ..................... — — 2,511 2,511
Securities Lending Collateral ........ — 245,951,250 — 245,951,250
Total Investments .................
$11,461,217,505 $246,113,176 $88,671> $11,707,419,352
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

25
Dimensional US Core Equity 1 ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value†
COMMON STOCKS — (97.0%)
COMMUNICATION SERVICES — (8.7%)
Alphabet, Inc., Class A 187,069 $ 71,984,151
Alphabet, Inc., Class C 149,283 57,017,149
*AMC Global Media, Inc., Class A 2,024 17,184
*Angi, Inc., Class A 1,904 13,975
*Anterix, Inc. 977 47,209
Array Digital Infrastructure, Inc. 4,154 206,412
#*AST SpaceMobile, Inc., Class A 6,111 451,603
AT&T, Inc. 412,123 10,768,774
*Atlanta Braves Holdings, Inc. 577 30,535
*Atlanta Braves Holdings, Inc.,
Class C 3,571 176,443
ATN International, Inc. 1,900 53,067
*Bandwidth, Inc., Class A 2,117 77,927
*Bloomia Holdings, Inc. 79 316
#*Boston Omaha Corp., Class A 2,411 28,980
*Cargurus, Inc., Class A 4,741 172,857
*Cars.com, Inc. 7,364 80,930
#*Charter Communications, Inc.,
Class A 7,025 1,160,319
Cinemark Holdings, Inc. 17,715 522,947
Comcast Corp., Class A 215,711 5,832,825
*comScore, Inc. 1,478 10,745
*Creative Realities, Inc. 3,789 13,830
#CuriosityStream, Inc. 4,735 14,915
*DoubleVerify Holdings, Inc. 17,445 192,244
*E.W. Scripps Co. (The), Class A 3,700 17,723
#*EchoStar Corp., Class A 4,995 615,084
Electronic Arts, Inc. 10,615 2,148,158
Entravision Communications
Corp., Class A 9,000 33,930
*EverQuote, Inc., Class A 1,990 28,696
Fox Corp., Class A 24,251 1,539,696
Fox Corp., Class B 16,328 931,023
*fuboTV, Inc., Class A – 6
*Gaia, Inc., Class A 4 13
*GCI Liberty, Inc., Class A 156 5,438
*GCI Liberty, Inc., Class C 3,372 115,491
#*Globalstar, Inc. 2,249 185,093
Gray Media, Inc. 6,550 36,942
#*Grindr, Inc. 4,742 63,401
IDT Corp., Class B 1,905 95,536
#*IMAX Corp. 5,816 221,124
*Intelligent Protection
Management Corp. 8 15
Iridium Communications, Inc. 11,760 459,463
*IZEA Worldwide, Inc. 8 33
John Wiley & Sons, Inc., Class A 8,844 361,985
*Liberty Broadband Corp., Class
A 501 19,253
*Liberty Broadband Corp., Class
C 2,692 103,615
*Liberty Global, Ltd., Class A 16,314 188,916
*Liberty Global, Ltd., Class C 14,554 165,042
Shares Value†
COMMUNICATION SERVICES — (Continued)
*Liberty Latin America, Ltd., Class
A 4,433 $ 35,996
*Liberty Latin America, Ltd., Class
C 21,489 178,574
#*Liberty Media Corp.-Liberty
Formula One 1,268 100,426
*Liberty Media Corp.-Liberty
Formula One, Class C 19,472 1,673,618
*Lionsgate Studios Corp. 2,507 31,187
#*Live Nation Entertainment, Inc. 9,623 1,519,857
*Lumen Technologies, Inc. 75,907 671,018
*Madison Square Garden
Entertainment Corp., Class A 2,523 168,839
*Magnite, Inc. 21,716 278,291
Marcus Corp. (The) 2,706 47,680
Match Group, Inc. 22,071 825,897
*MediaAlpha, Inc., Class A 3,981 33,878
Meta Platforms, Inc., Class A 80,221 49,088,032
#*Motorsport Games, Inc., Class
A 2,109 9,069
*Netflix, Inc. 134,575 12,597,566
New York Times Co. (The), Class
A 14,201 1,122,305
News Corp., Class A 38,076 1,002,160
#News Corp., Class B 10,478 319,369
Nexstar Media Group, Inc., Class
A 5,130 1,067,758
*Nextdoor Holdings, Inc. 6,701 10,722
Omnicom Group, Inc. 30,381 2,330,830
*Optimum Communications, Inc.,
Class A 8,639 13,650
#Paramount Skydance Corp.,
Class B 1,855 18,995
*PodcastOne, Inc. 211 720
*PubMatic, Inc., Class A 2,603 25,457
*QuinStreet, Inc. 4,219 53,834
*Reddit, Inc., Class A 2,841 418,280
#*Reservoir Media, Inc. 20 201
*ROBLOX Corp., Class A 8,168 451,364
*Roku, Inc., Class A 8,484 988,895
Saga Communications, Inc.,
Class A 319 3,598
#Scholastic Corp. 2,000 80,720
#Shenandoah
Telecommunications Co. 6,409 100,814
Shutterstock, Inc. 903 14,602
Sinclair, Inc. 5,940 92,367
#Sirius XM Holdings, Inc. 24,846 669,351
#*Sphere Entertainment Co. 4,432 631,338
Spok Holdings, Inc. 1,381 14,763
*Spotify Technology SA 2,461 1,098,960
#*Stagwell, Inc., Class A 18,264 114,515
*Starz Entertainment Corp. 166 3,044
*Take-Two Interactive Software,
Inc. 5,500 1,175,680

26
Dimensional US Core Equity 1 ETF
continued
Shares Value†
COMMUNICATION SERVICES — (Continued)
Telephone and Data Systems,
Inc. 10,623 $ 478,672
#TKO Group Holdings, Inc., Class
A 1,736 323,052
T-Mobile US, Inc. 21,999 4,300,805
Townsquare Media, Inc., Class A 2,182 14,096
*Travelzoo 398 3,896
*TripAdvisor, Inc. 12,238 136,209
*USA TODAY Co, Inc. 16,666 120,495
Verizon Communications, Inc. 280,801 13,486,872
Versant Media Group, Inc. 7,570 304,238
Walt Disney Co. (The) 52,622 5,459,532
*Warner Bros Discovery, Inc. 146,320 3,957,956
Warner Music Group Corp., Class
A 13,090 370,054
*Yelp, Inc., Class A 6,366 175,702
Zedge, Inc., Class B 12 40
*Ziff Davis, Inc. 3,827 175,124
*ZoomInfo Technologies, Inc.,
Class A 3,492 21,825
TOTAL COMMUNICATION
SERVICES 264,623,801
CONSUMER DISCRETIONARY — (9.8%)
*1stdibs.com, Inc. 2,896 13,409
*Abercrombie & Fitch Co. 6,342 541,290
#Academy Sports & Outdoors,
Inc. 7,842 430,055
*Accel Entertainment, Inc., Class
A 2,137 26,691
#Acushnet Holdings Corp. 6,238 603,963
*Adient PLC 13,490 283,965
ADT, Inc. 90,765 683,460
#Advance Auto Parts, Inc. 9,488 564,631
*Airbnb, Inc., Class A 6,474 908,691
*Amazon.com, Inc. 344,209 91,236,038
American Eagle Outfitters, Inc. 20,730 361,117
*American Outdoor Brands, Inc. 4 38
*American Public Education, Inc. 1,448 84,201
*Aptiv PLC 18,571 1,119,088
Aramark 24,773 1,131,878
#Arhaus, Inc., Class A 6,513 48,196
*Ark Restaurants Corp. 917 6,080
Arko Corp. 10,906 71,980
*Asbury Automotive Group, Inc. 2,110 429,786
Autoliv, Inc. 9,978 1,156,750
*AutoNation, Inc. 6,132 1,302,314
*AutoZone, Inc. 520 1,926,096
Bassett Furniture Industries, Inc. 4 58
Bath & Body Works, Inc. 4,767 92,670
*Beachbody Co., Inc. (The) 1,215 18,176
*Beazer Homes USA, Inc. 3,076 66,411
Best Buy Co., Inc. 34,019 2,057,809
#*Biglari Holdings, Inc., Class A 11 17,932
*Biglari Holdings, Inc., Class B 236 72,983
#*Birkenstock Holding PLC 17,852 691,586
*BJ's Restaurants, Inc. 2,054 78,874
Bloomin' Brands, Inc. 5,406 32,977
Booking Holdings, Inc. 25,550 4,301,598
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Boot Barn Holdings, Inc. 2,379 $ 407,880
BorgWarner, Inc. 30,789 1,754,049
Boyd Gaming Corp. 1,947 169,292
*Bright Horizons Family Solutions,
Inc. 3,441 279,100
*Brinker International, Inc. 3,930 598,303
Brunswick Corp. 7,020 557,739
Buckle, Inc. (The) 11,791 655,698
#Build-A-Bear Workshop, Inc.,
Class A 1,905 70,371
*Burlington Stores, Inc. 4,786 1,531,568
*Caesars Entertainment, Inc. 9,508 264,322
Caleres, Inc. 3,354 43,937
*Callaway Golf Co 32,151 491,910
*Capri Holdings, Ltd. 2,387 46,570
*CarMax, Inc. 2,398 94,265
Carnival Corp. 109,680 2,907,617
Carriage Services, Inc., Class A 1,904 93,486
Carter's, Inc. 4,957 179,047
#*Carvana Co., Class A 4,943 1,956,439
#*Cava Group, Inc. 1,161 108,449
*Cavco Industries, Inc. 781 395,967
Century Communities, Inc. 2,806 157,192
*Champion Homes, Inc. 7,969 607,477
#Cheesecake Factory, Inc. (The) 11,550 726,149
*Chewy, Inc., Class A 12,003 305,116
*Chipotle Mexican Grill, Inc.,
Class A 23,696 805,427
#Choice Hotels International, Inc. 2,292 227,091
*Citi Trends, Inc. 478 23,283
Clarus Corp. 6,200 16,151
Columbia Sportswear Co. 3,100 188,852
*Cooper-Standard Holdings, Inc. 1,436 43,181
*Coupang, Inc., Class A 47,343 945,913
*Coursera, Inc. 20,297 120,767
*Covista, Inc. 3,622 417,327
#Cricut, Inc., Class A 8,853 38,156
*Crocs, Inc. 5,018 511,736
Crown Crafts, Inc. 3,665 10,005
*Culp, Inc. 616 2,027
D.R. Horton, Inc. 17,535 2,697,935
Dana, Inc. 19,730 719,159
Darden Restaurants, Inc. 10,721 2,150,204
*Dauch Corporation 16,970 96,899
*Dave & Buster's Entertainment,
Inc. 2,190 24,681
*Deckers Outdoor Corp. 14,035 1,434,377
#Designer Brands, Inc., Class A 3,756 28,170
#Dick's Sporting Goods, Inc. 7,001 1,588,667
#Dillard's, Inc., Class A 1,558 886,845
#Dine Brands Global, Inc. 574 15,946
Domino's Pizza, Inc. 3,020 1,025,048
*DoorDash, Inc., Class A 10,196 1,719,555
#*Dorman Products, Inc. 2,541 285,888
*DraftKings, Inc. 1,665 38,828
#*Driven Brands Holdings, Inc. 11,195 151,916
*Duluth Holdings, Inc., Class B 6,400 21,120
#*Dutch Bros, Inc., Class A 7,061 406,078

27
Dimensional US Core Equity 1 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
eBay, Inc. 28,457 $ 2,944,730
*El Pollo Loco Holdings, Inc. 1,638 22,146
*Envela Corp. 8 141
Escalade, Inc. 4 75
Ethan Allen Interiors, Inc. 2,270 48,442
*Etsy, Inc. 5,986 385,139
*European Wax Center, Inc.,
Class A 2,362 13,700
Expedia Group, Inc. 8,931 2,218,192
*Figs, Inc., Class A 17,756 265,630
*First Watch Restaurant Group,
Inc. 8,304 108,948
*Five Below, Inc. 5,345 1,259,603
Flanigan's Enterprises, Inc. 502 16,119
Flexsteel Industries, Inc. 300 16,590
#*Floor & Decor Holdings, Inc.,
Class A 5,759 278,736
*Flutter Entertainment PLC, Class
DI 6,438 694,853
Ford Motor Co. 280,907 3,393,357
*Fossil Group, Inc. 5,179 22,943
*Frontdoor, Inc. 4,393 301,492
*Funko, Inc., Class A 5,900 26,019
#*GameStop Corp., Class A 44,509 1,110,500
#Gap, Inc. (The) 64,204 1,578,776
Garmin, Ltd. 8,967 2,251,972
Garrett Motion, Inc. 13,788 353,111
General Motors Co. 76,161 5,856,019
*Genesco, Inc. 1,000 35,490
Gentex Corp. 18,517 427,928
*Gentherm, Inc. 3,253 97,915
Genuine Parts Co. 16,112 1,727,690
*GigaCloud Technology, Inc.,
Class A 2,972 132,224
G-III Apparel Group, Ltd. 6,064 189,136
#*Global Business Travel Group I 20,381 119,433
Gold.com, Inc., Class A 2,375 107,326
*Goodyear Tire & Rubber Co.
(The) 48,015 339,946
Graham Holdings Co., Class B 297 333,385
*Grand Canyon Education, Inc. 2,977 503,321
*Green Brick Partners, Inc. 3,420 230,645
Group 1 Automotive, Inc. 1,393 497,120
H&R Block, Inc. 8,793 279,002
Hamilton Beach Brands Holding
Co., Class A 4 83
#Harley-Davidson, Inc. 12,284 293,465
Hasbro, Inc. 7,031 673,851
Haverty Furniture Cos., Inc. 849 18,797
*Hilton Grand Vacations, Inc. 10,969 515,214
Hilton Worldwide Holdings, Inc. 9,608 3,113,665
*Holley, Inc. 10,000 33,000
Home Depot, Inc. (The) 44,530 14,641,464
Hooker Furnishings Corp. 1,500 18,225
*Hovnanian Enterprises, Inc.,
Class A 241 27,098
#Hyatt Hotels Corp., Class A 2,926 490,310
#Installed Building Products, Inc. 2,457 708,967
JAKKS Pacific, Inc. 498 10,837
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Jerash Holdings US, Inc. 461 $ 1,609
Johnson Outdoors, Inc., Class A 491 25,841
KB Home 665 35,238
#Kohl's Corp. 2,301 32,605
Kontoor Brands, Inc. 4,486 329,093
*Koss Corp. 1,996 8,643
#*Kura Sushi USA, Inc., Class A 834 45,928
#*Lands' End, Inc. 2,353 26,565
Las Vegas Sands Corp. 26,359 1,439,465
*Latham Group, Inc. 9,138 55,468
*Laureate Education, Inc., Class
A 12,040 362,344
La-Z-Boy, Inc. 6,587 228,832
#LCI Industries 3,409 406,421
Lear Corp. 4,418 561,660
*Legacy Education, Inc. 983 10,666
*Legacy Housing Corp. 2,126 46,241
Leggett & Platt, Inc. 16,584 180,268
Lennar Corp., Class A 12,034 1,086,670
#Lennar Corp., Class B 213 18,825
#Levi Strauss & Co., Class A 7,712 171,823
*Life Time Group Holdings, Inc. 20,186 541,187
*Lincoln Educational Services
Corp. 2,870 118,072
*Lindblad Expeditions Holdings,
Inc. 5,396 99,988
Lithia Motors, Inc., Class A 3,273 949,563
*Live Ventures, Inc. 709 9,543
LKQ Corp. 34,142 1,078,204
Lowe's Cos., Inc. 13,761 3,285,989
*Lululemon Athletica, Inc. 4,091 563,331
Macy's, Inc. 35,565 695,296
*Malibu Boats, Inc., Class A 1,599 40,934
Marine Products Corp. 1,197 9,480
*MarineMax, Inc. 2,192 62,998
Marriott International, Inc., Class
A 7,006 2,534,000
Marriott Vacations Worldwide
Corp. 5,726 412,329
*MasterCraft Boat Holdings, Inc. 1,508 35,212
*Mattel, Inc. 37,940 572,135
#Matthews International Corp.,
Class A 3,000 85,620
McDonald's Corp. 25,679 7,539,098
*MGM Resorts International 9,879 384,688
#*Mister Car Wash, Inc. 22,002 155,774
*Mohawk Industries, Inc. 7,058 745,042
Monro, Inc. 3,000 52,680
*Motorcar Parts of America, Inc. 2,708 30,384
Movado Group, Inc. 1,800 49,032
Murphy USA, Inc. 1,644 966,672
*National Vision Holdings, Inc. 13,698 318,068
Newell Brands, Inc. 46,236 188,643
NIKE, Inc., Class B 30,629 1,358,702
*Norwegian Cruise Line Holdings,
Ltd. 55,791 1,014,280
*NVR, Inc. 274 1,730,548
*Ollie's Bargain Outlet Holdings,
Inc. 5,164 446,738

28
Dimensional US Core Equity 1 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
OneSpaWorld Holdings, Ltd. 7,918 $ 195,258
*OneWater Marine, Inc., Class A 1,900 17,841
*O'Reilly Automotive, Inc. 22,569 2,243,359
#Oxford Industries, Inc. 456 19,535
#Papa John's International, Inc. 5,011 181,348
#Patrick Industries, Inc. 3,503 325,779
*Penn Entertainment, Inc. 12,214 213,256
#Penske Automotive Group, Inc. 4,263 731,190
Perdoceo Education Corp. 7,269 246,710
*Petco Health & Wellness Co.,
Inc., Class A 22,029 62,562
Phinia, Inc. 5,656 408,080
*Planet Fitness, Inc., Class A 6,364 424,288
Polaris, Inc. 5,888 390,198
Pool Corp. 1,097 234,012
PulteGroup, Inc. 23,930 2,928,075
*Pursuit Attractions and
Hospitality, Inc. 1,997 84,034
PVH Corp. 6,562 600,029
#*QuantumScape Corp., Class A 39,777 289,974
Ralph Lauren Corp., Class A 3,385 1,213,996
*Rave Restaurant Group, Inc. 10 28
*Revolve Group, Inc., Class A 4,268 108,621
#*RH 1,209 159,540
#*Rivian Automotive, Inc., Class A 113,449 1,860,564
Rocky Brands, Inc. 762 27,943
Ross Stores, Inc. 22,718 5,174,933
Royal Caribbean Cruises, Ltd. 18,418 4,857,932
*Rush Street Interactive, Inc. 2,832 79,579
*Sabre Corp. 9,456 17,304
*Sally Beauty Holdings, Inc. 11,932 169,196
*Savers Value Village, Inc. 11,118 93,947
Service Corp. International 12,251 992,699
*Shake Shack, Inc., Class A 2,512 257,380
#*SharkNinja, Inc. 13,417 1,550,066
Signet Jewelers, Ltd. 7,490 666,835
*Sleep Number Corp. 1,140 3,431
Smith & Wesson Brands, Inc. 4,727 73,458
#*Solid Power, Inc. 28,677 98,936
Somnigroup International, Inc. 21,891 1,660,651
#Sonic Automotive, Inc., Class A 2,012 158,445
*Sonos, Inc. 11,295 167,505
*Sportsman's Warehouse
Holdings, Inc. 4,030 5,682
Standard Motor Products, Inc. 2,152 80,420
Starbucks Corp. 22,393 2,358,655
Steven Madden, Ltd. 8,488 318,809
*Stitch Fix, Inc., Class A 11,157 40,612
*Stoneridge, Inc. 3,300 23,100
Strategic Education, Inc. 3,504 274,714
*Strattec Security Corp. 520 39,135
#*Stride, Inc. 2,154 209,283
Sturm Ruger & Co., Inc. 1,419 61,556
Superior Group of Cos., Inc. 4 45
*Sypris Solutions, Inc. 2,984 9,937
Tandy Leather Factory, Inc. 1,058 2,476
Tapestry, Inc. 9,105 1,320,589
*Target Hospitality Corp. 5,913 85,975
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Taylor Morrison Home Corp.,
Class A 9,142 $ 555,285
*Tesla, Inc. 46,815 17,866,008
Texas Roadhouse, Inc., Class A 5,712 919,575
Thor Industries, Inc. 6,838 540,476
TJX Cos., Inc. (The) 43,117 6,758,590
Toll Brothers, Inc. 7,024 998,391
*TopBuild Corp. 2,729 1,208,128
Tractor Supply Co. 32,227 1,131,168
Travel + Leisure Co. 5,851 378,326
*Tri Pointe Homes, Inc. 1,657 77,697
*Ulta Beauty, Inc. 4,021 2,161,207
#*Under Armour, Inc., Class A 28,015 176,214
*Under Armour, Inc., Class C 22,497 136,557
*Unifi, Inc. 420 1,529
#*United Parks & Resorts, Inc. 1,049 36,977
*Universal Electronics, Inc. 5,000 21,050
*Universal Technical Institute, Inc. 5,579 209,380
Upbound Group, Inc. 6,091 120,358
*Urban Outfitters, Inc. 12,303 865,393
#Vail Resorts, Inc. 4,767 606,267
*Valvoline, Inc. 13,696 455,118
*Vera Bradley, Inc. 6,700 27,537
*Versigent PLC 6,190 216,464
VF Corp. 28,314 535,984
*Victoria's Secret & Co. 11,528 597,496
*Vince Holding Corp. 256 1,277
Visteon Corp. 3,948 441,031
#*Warby Parker, Inc., Class A 5,458 120,731
*Wayfair, Inc., Class A 9,494 606,951
Weyco Group, Inc. 4 132
#Whirlpool Corp. 430 24,106
Williams-Sonoma, Inc. 10,188 1,846,167
#Wingstop, Inc. 2,283 374,549
Winmark Corp. 551 209,650
Winnebago Industries, Inc. 3,338 108,852
Wolverine World Wide, Inc. 17,323 294,837
Wyndham Hotels & Resorts, Inc. 6,351 516,844
#Wynn Resorts, Ltd. 6,388 684,219
#*XPEL, Inc. 2,385 113,574
#*YETI Holdings, Inc. 11,993 473,244
Yum! Brands, Inc. 8,240 1,315,516
*Yunhong Green CTI, Ltd. 1,246 3,451
*Zumiez, Inc. 2,227 54,717
TOTAL CONSUMER
DISCRETIONARY 298,895,699
CONSUMER STAPLES — (4.9%)
Albertsons Cos., Inc., Class A 81,593 1,374,842
Alico, Inc. 604 25,132
Altria Group, Inc. 36,973 2,686,088
Andersons, Inc. (The) 5,469 429,535
Archer-Daniels-Midland Co. 29,235 2,179,177
#B&G Foods, Inc. 3,141 17,401
*BJ's Wholesale Club Holdings,
Inc. 16,544 1,553,316
*Boston Beer Co., Inc. (The),
Class A 1,036 245,573
*Bridgford Foods Corp. 1,436 10,698

29
Dimensional US Core Equity 1 ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
Brown-Forman Corp., Class A 1,329 $ 34,926
#Brown-Forman Corp., Class B 23,141 596,344
Bunge Global SA 14,251 1,810,875
Calavo Growers, Inc. 1,938 54,574
#Cal-Maine Foods, Inc. 7,551 583,390
#Campbell's Company (The) 9,233 191,954
Casey's General Stores, Inc. 3,022 2,484,537
*Central Garden & Pet Co. 1,158 42,869
*Central Garden & Pet Co., Class
A 5,435 182,399
*Chefs' Warehouse, Inc. (The) 5,006 388,466
Church & Dwight Co., Inc. 24,903 2,417,085
Clorox Co. (The) 7,179 692,343
Coca-Cola Co. (The) 150,852 11,881,104
Coca-Cola Consolidated, Inc. 5,291 1,085,025
Coffee Holding Co., Inc. 1,380 6,417
Colgate-Palmolive Co. 34,337 2,931,006
Conagra Brands, Inc. 12,066 173,147
Constellation Brands, Inc., Class
A 10,661 1,669,299
Costco Wholesale Corp. 14,015 14,218,638
*Darling Ingredients, Inc. 17,169 1,102,765
Dole PLC 9,405 142,768
Dollar General Corp. 18,710 2,168,115
*Dollar Tree, Inc. 21,511 2,088,933
#*elf Beauty, Inc. 4,161 266,179
Estee Lauder Cos., Inc. (The),
Class A 14,385 1,103,473
*Farmer Bros Co. 8 10
*FitLife Brands, Inc. 630 5,828
Fresh Del Monte Produce, Inc. 4,343 181,928
#*Freshpet, Inc. 4,457 300,313
General Mills, Inc. 1,711 60,415
#*Grocery Outlet Holding Corp. 2,489 19,688
*Herbalife, Ltd. 15,531 257,815
Hershey Co. (The) 9,615 1,785,890
*HF Foods Group, Inc. 3,403 6,568
*Honest Co., Inc. (The) 6,852 23,982
Hormel Foods Corp. 35,854 769,785
Ingles Markets, Inc., Class A 1,544 141,230
Ingredion, Inc. 5,614 627,308
Interparfums, Inc. 2,127 194,025
J&J Snack Foods Corp. 753 66,460
J.M. Smucker Co. (The) 13,754 1,348,305
John B. Sanfilippo & Son, Inc. 920 75,247
Kenvue, Inc. 61,559 1,079,129
Keurig Dr Pepper, Inc. 78,355 2,303,637
#Kimberly-Clark Corp. 16,363 1,610,610
Kraft Heinz Co. (The) 52,999 1,200,957
Kroger Co. (The) 64,428 4,385,614
*Laird Superfood, Inc. 764 2,437
Lamb Weston Holdings, Inc. 17,242 750,889
*Lifeway Foods, Inc. 1,098 29,470
Limoneira Co. 1,304 16,600
#*Mama's Creations, Inc. 2,100 29,799
*Mannatech, Inc. 1,200 5,292
*Maplebear, Inc. 26,095 1,105,123
Marzetti Co. (The) 1,768 230,335
Shares Value†
CONSUMER STAPLES — (Continued)
McCormick & Co., Inc. 22,095 $ 1,123,310
McCormick & Co., Inc. 31 1,569
*Medifast, Inc. 2,019 21,947
MGP Ingredients, Inc. 1,700 33,898
#*Mission Produce, Inc. 6,224 86,265
#Molson Coors Beverage Co.,
Class B 18,814 804,110
Mondelez International, Inc.,
Class A 61,934 3,805,225
*Monster Beverage Corp. 40,740 3,139,832
*National Beverage Corp. 8,167 279,475
*Natural Alternatives International,
Inc. 578 1,543
#Natural Grocers by Vitamin
Cottage, Inc. 952 27,570
*Nature's Sunshine Products, Inc. 1,023 27,785
*Niagen Bioscience, Inc. 1,050 4,966
Nu Skin Enterprises, Inc., Class A 4,155 30,332
Oil-Dri Corp. of America 1,096 79,953
PepsiCo, Inc. 57,001 9,034,088
*Performance Food Group Co. 11,560 1,046,874
Philip Morris International, Inc. 45,710 7,545,350
Pilgrim's Pride Corp. 14,781 489,251
#*Post Holdings, Inc. 6,804 712,719
PriceSmart, Inc. 2,489 390,574
Procter & Gamble Co. (The) 97,209 14,298,472
Reynolds Consumer Products,
Inc. 18,480 387,526
*Rocky Mountain Chocolate
Factory, Inc. 3,613 8,852
Seaboard Corp. 90 511,734
*Seneca Foods Corp., Class A 516 72,168
*Seneca Foods Corp., Class B 154 21,411
Smithfield Foods, Inc. 2,080 54,662
*Sprouts Farmers Market, Inc. 3,415 279,518
Sysco Corp. 28,494 2,128,787
Target Corp. 35,454 4,600,156
#Tootsie Roll Industries, Inc. 2,938 124,042
Turning Point Brands, Inc. 1,835 148,048
Tyson Foods, Inc., Class A 27,945 1,790,436
*United Natural Foods, Inc. 9,284 464,386
Universal Corp. 3,050 163,419
*US Foods Holding Corp. 23,616 2,207,860
Village Super Market, Inc., Class
A 804 34,644
*Vita Coco Co., Inc. (The) 3,997 263,762
#*Vital Farms, Inc. 829 11,316
Walmart, Inc. 127,111 16,769,754
WD-40 Co. 871 182,875
Weis Markets, Inc. 2,809 197,136
*Zevia PBC, Class A 5,842 7,478
TOTAL CONSUMER STAPLES 148,868,160
ENERGY — (5.4%)
*Amplify Energy Corp. 5,500 35,200
Antero Midstream Corp. 38,863 849,545
*Antero Resources Corp. 36,249 1,423,136
APA Corp. 52,554 2,140,524
Archrock, Inc. 17,745 687,619

30
Dimensional US Core Equity 1 ETF
continued
Shares Value†
ENERGY — (Continued)
Ardmore Shipping Corp. 4,529 $ 80,254
#Atlas Energy Solutions, Inc.,
Class A 651 11,314
Baker Hughes Co., Class A 47,410 3,303,055
*BKV Corp. 2,976 93,833
Bristow Group, Inc. 3,090 151,812
Cactus, Inc., Class A 5,548 309,135
California Resources Corp. 8,824 602,326
*Calumet, Inc. 3,141 102,774
#*Centrus Energy Corp., Class A 1,137 239,862
Cheniere Energy, Inc. 16,723 4,597,989
Chevron Corp. 82,679 15,982,677
Chord Energy Corp. 5,629 819,582
*Clean Energy Fuels Corp. 30,200 69,460
*CNX Resources Corp. 14,374 559,292
#*Comstock Resources, Inc. 30,562 532,390
*Comstock, Inc. 9,200 30,176
ConocoPhillips 82,702 10,402,258
#Core Laboratories, Inc. 4,695 68,782
Core Natural Resources, Inc. 1,668 149,686
Coterra Energy, Inc. 67,784 2,434,123
Crescent Energy Co., Class A 30,754 413,641
#*CVR Energy, Inc. 17,190 569,677
*Dawson Geophysical Co. 805 2,665
Delek US Holdings, Inc. 1,453 67,695
Devon Energy Corp. 72,716 3,735,421
DHT Holdings, Inc. 20,395 376,900
Diamondback Energy, Inc. 13,235 2,721,513
*DMC Global, Inc. 3,500 21,630
Dorian LPG, Ltd. 5,623 216,767
*Drilling Tools International Corp. 3,882 13,393
DT Midstream, Inc. 8,376 1,239,564
Energy Services of America Corp. 1,510 25,670
EOG Resources, Inc. 46,475 6,532,991
Epsilon Energy, Ltd. 8 51
EQT Corp. 19,660 1,181,173
Evolution Petroleum Corp. 4,618 22,166
Excelerate Energy, Inc., Class A 1,966 68,613
Expand Energy Corp. 17,374 1,774,754
*Expro Group Holdings NV 13,943 253,902
Exxon Mobil Corp. 200,375 30,923,874
*Forum Energy Technologies, Inc. 1,101 69,220
FutureFuel Corp. 3,200 15,936
#*Geospace Technologies Corp. 1,100 10,065
Granite Ridge Resources, Inc. 15,418 92,971
*Green Plains, Inc. 8,617 149,763
*Gulfport Energy Corp. 1,828 351,963
Halliburton Co. 51,395 2,174,009
*Helix Energy Solutions Group,
Inc. 19,593 202,788
Helmerich & Payne, Inc. 13,393 540,809
HF Sinclair Corp. 21,651 1,455,164
*Innovex International, Inc. 6,692 185,837
International Seaways, Inc. 5,319 441,211
Kinder Morgan, Inc. 107,604 3,536,943
#Kinetik Holdings, Inc., Class A 2,537 128,220
*KLX Energy Services Holdings,
Inc. 36 134
Shares Value†
ENERGY — (Continued)
Kodiak Gas Services, Inc. 10,518 $ 713,120
*Kosmos Energy, Ltd. 41,037 126,394
#Liberty Energy, Inc., Class A 17,213 581,627
Magnolia Oil & Gas Corp., Class
A 31,405 949,687
*Mammoth Energy Services, Inc. 3,400 9,724
Marathon Petroleum Corp. 21,756 5,401,797
Matador Resources Co. 15,325 972,218
Mexco Energy Corp. 682 6,725
*MIND Technology, Inc. 1,069 6,638
Murphy Oil Corp. 16,233 677,890
*Nabors Industries, Ltd. 3,243 332,764
NACCO Industries, Inc., Class A 411 19,802
*National Energy Services
Reunited Corp. 11,763 293,369
Natural Gas Services Group, Inc. 1,290 52,490
*NCS Multistage Holdings, Inc. 230 12,574
#Noble Corp. PLC 16,719 853,171
Nordic American Tankers, Ltd. 21,733 121,270
#Northern Oil & Gas, Inc. 6,327 171,841
NOV, Inc. 37,605 769,398
Occidental Petroleum Corp. 67,727 4,102,902
*Oceaneering International, Inc. 12,292 461,442
*Oil States International, Inc. 6,549 75,183
ONEOK, Inc. 32,808 3,033,428
*OPAL Fuels, Inc., Class A 4,869 10,517
Ovintiv, Inc. 30,728 1,891,308
*Par Pacific Holdings, Inc. 3,218 211,326
Patterson-UTI Energy, Inc. 35,366 432,173
PBF Energy, Inc., Class A 13,664 592,471
Peabody Energy Corp. 15,981 426,053
Permian Resources Corp., Class
A 87,554 1,892,917
Phillips 66 21,513 3,854,054
*PrimeEnergy Resources Corp. 149 33,017
#*ProPetro Holding Corp. 10,497 179,814
Range Resources Corp. 32,172 1,399,482
Ranger Energy Services, Inc.,
Class A 3,268 57,059
*REX American Resources Corp. 3,356 162,766
Riley Exploration Permian, Inc. 1,962 70,966
RPC, Inc. 24,227 190,909
SandRidge Energy, Inc. 3,785 58,857
Scorpio Tankers, Inc. 6,867 558,493
*SEACOR Marine Holdings, Inc. 3,900 29,640
*Seadrill, Ltd. 10,981 545,646
Select Water Solutions, Inc.,
Class A 13,240 221,505
SFL Corp., Ltd., Class B 14,619 168,557
SLB, Ltd. 91,828 5,223,177
SM Energy Co. 6,958 215,907
Smart Sand, Inc. 4,788 26,382
Solaris Energy Infrastructure, Inc.,
Class A 4,437 327,628
*Stabilis Solutions, Inc. 4 17
*Talos Energy, Inc. 23,007 366,271
Targa Resources Corp. 12,813 3,332,405
TechnipFMC PLC 43,851 3,313,820
Teekay Corp., Ltd. 8,606 114,976

31
Dimensional US Core Equity 1 ETF
continued
Shares Value†
ENERGY — (Continued)
Teekay Tankers, Ltd., Class A 4,815 $ 378,218
*TETRA Technologies, Inc. 14,608 139,068
#Texas Pacific Land Corp. 2,888 1,281,319
*Tidewater, Inc. 8,581 766,541
#*Transocean, Ltd. 117,301 799,993
#*Uranium Energy Corp. 24,546 365,490
VAALCO Energy, Inc. 15,191 99,805
*Valaris, Ltd. 7,258 740,171
Valero Energy Corp. 15,899 4,015,769
Viper Energy, Inc., Class A 12,886 636,311
#Vitesse Energy, Inc. 2,197 41,216
W&T Offshore, Inc. 6,840 28,796
Weatherford International PLC 10,229 1,128,770
Williams Cos., Inc. (The) 40,979 3,127,107
World Kinect Corp. 9,108 245,643
TOTAL ENERGY 164,641,681
FINANCIALS — (14.5%)
1st Source Corp. 2,842 208,972
*Acacia Research Corp. 2,782 14,133
Acadian Asset Management, Inc. 2,212 148,978
ACNB Corp. 788 39,944
Affiliated Managers Group, Inc. 4,169 1,228,479
*Affinity Bancshares, Inc. 700 15,694
#*Affirm Holdings, Inc., Class A 21,071 1,354,444
Aflac, Inc. 32,207 3,660,970
Alerus Financial Corp. 2,137 57,571
Allstate Corp. (The) 19,955 4,335,423
Ally Financial, Inc. 24,504 1,087,733
*AlTi Global, Inc. 6,396 22,642
Amalgamated Financial Corp. 2,664 108,904
Amerant Bancorp, Inc., Class A 3,169 72,792
American Coastal Insurance
Corp. 6,441 76,648
American Express Co. 22,807 7,367,801
American Financial Group, Inc. 7,444 992,062
American International Group,
Inc. 31,623 2,365,400
Ameriprise Financial, Inc. 7,662 3,637,841
Ameris Bancorp 5,659 482,430
AMERISAFE, Inc. 1,383 41,905
AmeriServ Financial, Inc. 3,510 13,900
Ames National Corp. 635 17,894
Aon PLC, Class A 11,926 3,716,738
#Apollo Global Management, Inc. 27,747 3,571,594
*Arch Capital Group, Ltd. 18,129 1,712,465
Ares Management Corp., Class A 4,772 560,233
Arrow Financial Corp. 1,548 57,044
Arthur J. Gallagher & Co. 10,020 2,068,128
Artisan Partners Asset
Management, Inc., Class A 7,486 280,276
Associated Banc-Corp 26,133 735,905
Assurant, Inc. 7,254 1,713,903
Assured Guaranty, Ltd. 4,431 362,899
Atlantic Union Bankshares Corp. 11,888 447,583
*Atlanticus Holdings Corp. 1,646 130,709
Auburn National BanCorp, Inc. 421 10,091
Axis Capital Holdings, Ltd. 7,504 753,477
*Axos Financial, Inc. 5,259 507,178
Shares Value†
FINANCIALS — (Continued)
#*Baldwin Insurance Group, Inc.
(The), Class A 1,368 $ 31,081
Banc of California, Inc. 24,839 465,234
#BancFirst Corp. 2,928 326,794
*Bancorp, Inc. (The) 6,100 364,963
Bank First Corp. 1,207 175,389
Bank of America Corp. 230,105 12,301,413
Bank of Hawaii Corp. 6,753 536,931
Bank of Marin Bancorp 1,366 35,024
Bank of New York Mellon Corp.
(The) 34,421 4,625,150
Bank of NT Butterfield & Son, Ltd.
(The) 3,492 193,631
Bank of the James Financial
Group, Inc. 508 11,664
Bank OZK 9,326 449,140
Bank7 Corp. 251 10,778
BankUnited, Inc. 11,310 525,689
Bankwell Financial Group, Inc. 573 29,636
Banner Corp. 5,279 353,218
Bar Harbor Bankshares 966 33,085
BayCom Corp. 577 17,298
#BCB Bancorp, Inc. 758 7,694
Beacon Financial Corp. 9,691 276,484
*Berkshire Hathaway, Inc., Class
B 60,367 28,589,811
BGC Group, Inc., Class A 29,635 332,801
Blackrock, Inc. 3,288 3,503,693
Blackstone, Inc. 14,707 1,846,905
*Block, Inc., Class A 21,341 1,504,754
#Blue Ridge Bankshares, Inc. 4,638 15,908
#BOK Financial Corp. 5,231 699,855
*Bowhead Specialty Holdings,
Inc. 385 9,155
Bread Financial Holdings, Inc. 6,903 585,236
*Bridgewater Bancshares, Inc. 2,159 39,143
*Brighthouse Financial, Inc. 10,039 625,028
*Broadway Financial Corp. 750 5,977
#Brown & Brown, Inc. 7,257 436,509
Burke & Herbert Financial
Services Corp. 1,265 81,352
Business First Bancshares, Inc. 2,309 63,220
*BV Financial, Inc. 710 13,902
Byline Bancorp, Inc. 4,513 145,093
C&F Financial Corp. 244 18,239
California BanCorp 2,727 50,968
Camden National Corp. 1,370 65,993
*Cantaloupe, Inc. 4,553 49,719
Capital Bancorp, Inc. 776 24,436
Capital City Bank Group, Inc. 1,804 83,291
Capital One Financial Corp. 13,071 2,500,482
Capitol Federal Financial, Inc. 12,477 95,823
Carlyle Group, Inc. (The) 27,835 1,393,698
*Carter Bankshares, Inc. 2,652 67,891
Cass Information Systems, Inc. 1,301 61,524
Cathay General Bancorp 6,356 356,127
CB Financial Services, Inc. 8 281
Cboe Global Markets, Inc. 5,236 1,571,271
Central Pacific Financial Corp. 2,301 76,577

32
Dimensional US Core Equity 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
CF Bankshares, Inc. 548 $ 16,056
Charles Schwab Corp. (The) 54,084 4,956,258
Chemung Financial Corp. 485 32,209
ChoiceOne Financial Services,
Inc. 1,167 35,045
Chubb, Ltd. 7,281 2,380,887
Cincinnati Financial Corp. 9,366 1,532,278
Citigroup, Inc. 49,269 6,305,447
Citizens & Northern Corp. 1,517 33,495
Citizens Community Bancorp, Inc. 4 83
Citizens Financial Group, Inc. 49,768 3,237,408
Citizens Financial Services, Inc. 278 17,558
City Holding Co. 1,359 167,103
Civista Bancshares, Inc. 1,431 35,589
CME Group, Inc., Class A 6,111 1,758,868
CNB Financial Corp. 2,493 75,737
CNO Financial Group, Inc. 6,921 307,638
#*Coastal Financial Corp. 1,233 93,239
Cohen & Co., Inc. 615 14,440
Cohen & Steers, Inc. 3,976 279,473
*Coinbase Global, Inc., Class A 10,711 2,011,204
Colony Bankcorp, Inc. 1,318 26,149
Columbia Banking System, Inc. 40,594 1,201,582
#*Columbia Financial, Inc. 7,424 142,764
Commerce Bancshares, Inc. 12,244 637,055
Community Financial System, Inc. 4,676 296,271
Community Trust Bancorp, Inc. 1,366 88,694
Community West Bancshares 2,182 51,757
ConnectOne Bancorp, Inc. 4,696 137,217
*Consumer Portfolio Services,
Inc. 8 73
Corebridge Financial, Inc. 71,622 1,972,470
*Corpay, Inc. 8,119 2,488,230
Crawford & Co., Class A 8 86
Crawford & Co., Class B 8 80
#*Credit Acceptance Corp. 1,207 609,426
Cullen/Frost Bankers, Inc. 6,502 942,335
*Customers Bancorp, Inc. 6,073 463,188
CVB Financial Corp. 26,693 543,736
*Dave, Inc. 1,344 365,555
DigitalBridge Group, Inc. 3,625 56,405
Dime Community Bancshares,
Inc. 4,142 148,656
Donegal Group, Inc., Class A 2,346 39,460
*Donnelley Financial Solutions,
Inc. 2,737 137,671
Eagle Bancorp Montana, Inc. 4 88
Eagle Bancorp, Inc. 2,589 66,926
Eagle Financial Services, Inc. 431 16,240
East West Bancorp, Inc. 10,697 1,352,850
Eastern Bankshares, Inc. 21,937 443,785
*ECB Bancorp, Inc./MD 577 10,363
#*eHealth, Inc. 5,526 11,384
Employers Holdings, Inc. 2,739 115,367
Enact Holdings, Inc. 7,079 302,486
*Encore Capital Group, Inc. 2,308 191,033
*Enova International, Inc. 2,599 440,297
Enterprise Financial Services
Corp. 3,924 226,886
Shares Value†
FINANCIALS — (Continued)
Equitable Holdings, Inc. 27,250 $ 1,149,950
Equity Bancshares, Inc., Class A 1,766 80,070
#Erie Indemnity Co., Class A 2,711 593,519
Esquire Financial Holdings, Inc. 436 45,832
Essent Group, Ltd. 8,753 529,732
*Euronet Worldwide, Inc. 4,510 326,434
Evercore, Inc., Class A 3,675 1,180,741
Everest Group, Ltd. 2,994 1,068,139
EVERTEC, Inc. 5,419 160,023
#*EZCORP, Inc., Class A 8,825 289,283
F&G Annuities & Life, Inc. 2,072 59,342
#FactSet Research Systems, Inc. 254 57,805
Farmers & Merchants Bancorp,
Inc. 4 107
Farmers National Banc Corp. 2,221 31,249
#*FB Bancorp, Inc. 1,159 16,203
FB Financial Corp. 4,767 257,752
Federal Agricultural Mortgage
Corp., Class C 1,289 224,028
Federated Hermes, Inc., Class B 8,524 495,159
Fidelis Insurance Holdings, Ltd. 11,240 237,501
Fidelity D&D Bancorp, Inc. 190 8,567
Fidelity National Financial, Inc. 19,507 1,020,216
Fidelity National Information
Services, Inc. 18,435 857,781
*Fifth District Bancorp, Inc. 765 11,567
Fifth Third Bancorp 46,979 2,384,654
*Finance Of America Cos, Inc.,
Class A 970 19,157
Financial Institutions, Inc. 1,238 42,179
Finward Bancorp 528 16,991
*Finwise Bancorp 777 12,082
First American Financial Corp. 9,744 683,347
#First Bancorp 5,119 295,571
First Bancorp 14,465 351,210
First Bancorp, Inc. (The) 4 114
First Bank 1,332 19,767
First Busey Corp. 7,551 197,836
First Business Financial Services,
Inc. 629 35,350
First Capital, Inc. 25 1,352
First Citizens BancShares, Inc.,
Class A 841 1,668,393
First Commonwealth Financial
Corp. 12,060 222,025
First Community Bankshares, Inc. 1,572 66,999
First Community Corp. 4 118
First Financial Bancorp 13,447 407,175
#First Financial Bankshares, Inc. 12,501 403,407
First Financial Corp. 1,016 66,721
First Hawaiian, Inc. 13,154 358,841
First Horizon Corp. 74,945 1,870,627
First Internet Bancorp 4 92
#First Interstate BancSystem,
Inc., Class A 13,419 476,240
First Merchants Corp. 6,454 261,000
First Mid Bancshares, Inc. 1,875 78,919
First National Corp. 613 16,379
First Northwest Bancorp 2,200 22,000

33
Dimensional US Core Equity 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
First United Corp. 543 $ 20,178
First US Bancshares, Inc. 714 11,781
*First Western Financial, Inc. 753 21,317
#FirstCash Holdings, Inc. 4,466 974,571
#*Firstsun Capital Bancorp 3,189 112,763
*Fiserv, Inc. 17,565 1,100,447
Five Star Bancorp 1,447 58,531
Flagstar Bank NA 35,865 501,034
Flushing Financial Corp. 2,277 36,705
*Flywire Corp. 16,635 224,739
FNB Corp. 50,354 898,819
Franklin Financial Services Corp. 443 24,963
Franklin Resources, Inc. 34,154 1,023,595
FS Bancorp, Inc. 326 13,249
Fulton Financial Corp. 22,025 475,520
FVCBankcorp, Inc. 807 12,638
*GBank Financial Holdings, Inc. 782 23,030
GCM Grosvenor, Inc., Class A 2,933 32,028
*Genworth Financial, Inc., Class A 60,736 533,869
German American Bancorp, Inc. 2,939 126,583
Glacier Bancorp, Inc. 10,838 531,604
Global Payments, Inc. 22,054 1,587,006
Globe Life, Inc. 10,774 1,662,428
Goldman Sachs Group, Inc. (The) 12,196 11,266,299
*Goosehead Insurance, Inc.,
Class A 549 24,590
Great Southern Bancorp, Inc. 912 62,217
*Green Dot Corp., Class A 4,097 51,417
Greene County Bancorp, Inc. 4 96
*Greenlight Capital Re, Ltd.,
Class A 2,888 52,908
*Hagerty, Inc., Class A 1,000 10,160
Hamilton Insurance Group, Ltd.,
Class B 5,214 170,863
#Hamilton Lane, Inc., Class A 1,834 168,710
#Hancock Whitney Corp. 6,808 459,608
Hanmi Financial Corp. 3,037 90,837
#Hanover Bancorp, Inc. 422 10,010
Hanover Insurance Group, Inc.
(The) 2,930 549,932
Hartford Insurance Group, Inc.
(The) 19,068 2,608,693
Hawthorn Bancshares, Inc. 4 134
HBT Financial, Inc. 2,558 71,010
HCI Group, Inc. 2,019 310,058
Hennessy Advisors, Inc. 1,243 12,430
Heritage Financial Corp. 3,656 100,613
*Heritage Insurance Holdings, Inc. 4,190 122,851
*Hippo Holdings, Inc. 1,790 47,131
Home Bancorp, Inc. 499 31,033
Home BancShares, Inc. 16,392 440,453
Home Federal Bancorp, Inc. of
Louisiana 820 15,367
HomeTrust Bancshares, Inc. 1,462 66,770
Hope Bancorp, Inc. 14,708 183,115
Horace Mann Educators Corp. 3,837 174,353
Horizon Bancorp, Inc. 3,352 60,671
Houlihan Lokey, Inc., Class A 5,600 866,600
Huntington Bancshares, Inc. 183,412 3,073,985
Shares Value†
FINANCIALS — (Continued)
Independent Bank Corp. 4,765 $ 371,622
Independent Bank Corp. 2,017 66,985
Interactive Brokers Group, Inc.,
Class A 6,065 482,167
Intercontinental Exchange, Inc. 24,782 3,917,786
International Bancshares Corp. 5,776 414,370
Invesco, Ltd. 74,912 1,963,444
Investar Holding Corp. 1,233 34,166
Investors Title Co. 131 31,018
Jack Henry & Associates, Inc. 7,109 1,093,009
Jackson Financial, Inc., Class A 10,746 1,244,064
James River Group Holdings, Inc. 3,818 23,672
Janus Henderson Group PLC 12,294 634,493
Jefferies Financial Group, Inc. 32,285 1,556,783
JPMorgan Chase & Co. 121,833 38,161,751
#*Katapult Holdings, Inc. 1,866 13,342
Kearny Financial Corp. 6,275 50,451
*Kentucky First Federal Bancorp 905 4,100
KeyCorp. 126,022 2,786,346
Kingstone Cos., Inc. 1,790 29,839
#Kinsale Capital Group, Inc. 2,359 763,396
KKR & Co., Inc. 26,247 2,738,612
Lake Shore Bancorp, Inc. 5 81
Lakeland Financial Corp. 2,994 181,197
Landmark Bancorp, Inc. 315 8,354
Lazard, Inc., Class A 12,388 600,818
LCNB Corp. 4 65
*LendingClub Corp. 19,790 337,815
*LendingTree, Inc. 1,160 57,524
Lincoln National Corp. 29,409 1,111,954
LINKBANCORP, Inc. 4,134 35,924
Live Oak Bancshares, Inc. 4,610 173,336
#*loanDepot, Inc., Class A 6,802 10,543
Loews Corp. 14,320 1,612,575
LPL Financial Holdings, Inc. 7,904 2,640,964
M&T Bank Corp. 6,013 1,314,622
Magyar Bancorp, Inc. 711 12,371
MainStreet Bancshares, Inc. 661 15,481
*Markel Group, Inc. 722 1,279,723
MarketAxess Holdings, Inc. 3,034 476,914
MarketWise, Inc. 481 8,090
*Marqeta, Inc., Class A 64,323 279,162
Marsh & McLennan Cos., Inc. 16,399 2,750,276
Mastercard, Inc., Class A 33,690 16,943,375
#Mechanics Bancorp 1,087 16,050
Mercantile Bank Corp. 1,718 88,151
#Merchants Bancorp 3,977 185,090
Mercury General Corp. 4,760 463,196
Meridian Corp. 1,181 22,226
MetLife, Inc. 58,695 4,701,469
Metrocity Bankshares, Inc. 1,887 60,365
Metropolitan Bank Holding Corp. 1,196 105,667
MGIC Investment Corp. 19,018 503,597
Mid Penn Bancorp, Inc. 2,280 75,172
Midland States Bancorp, Inc. 2,400 62,424
#Moelis & Co., Class A 6,277 408,758
Moody's Corp. 6,416 2,963,230
Morgan Stanley 51,379 9,792,324

34
Dimensional US Core Equity 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
MSCI, Inc., Class A 3,076 $ 1,819,177
MVB Financial Corp. 558 14,581
Nasdaq, Inc. 27,276 2,506,937
National Bank Holdings Corp.,
Class A 5,587 238,565
National Bankshares, Inc. 742 26,560
NB Bancorp, Inc. 3,100 60,853
NBT Bancorp, Inc. 5,748 251,130
*NCR Atleos Corp. 6,946 308,263
Nelnet, Inc., Class A 2,157 305,647
*NerdWallet, Inc., Class A 3,884 42,103
*NI Holdings, Inc. 882 11,360
Nicolet Bankshares, Inc. 2,610 382,313
*NMI Holdings, Inc., Class A 6,767 261,951
Northeast Bank 898 111,666
Northeast Community Bancorp,
Inc. 895 21,476
Northern Trust Corp. 23,839 3,965,379
Northfield Bancorp, Inc. 4,114 57,390
Northrim BanCorp, Inc. 2,572 63,091
Northwest Bancshares, Inc. 16,040 221,833
#Norwood Financial Corp. 1,066 31,202
Oak Valley Bancorp 408 13,497
OceanFirst Financial Corp. 6,419 122,410
*Octave Specialty Group, Inc. 3,700 16,391
OFG Bancorp 3,845 176,716
Ohio Valley Banc Corp. 201 8,947
Old National Bancorp 52,669 1,262,476
Old Republic International Corp. 22,554 901,032
Old Second Bancorp, Inc. 4,883 100,639
OneMain Holdings, Inc., Class A 15,203 893,480
*Onity Group, Inc. 1,009 46,424
OP Bancorp 1,041 14,928
*Oportun Financial Corp. 2,054 12,509
Oppenheimer Holdings, Inc.,
Class A 890 101,887
*OppFi, Inc. 2,424 23,052
*OptimumBank Holdings, Inc. 2,536 13,847
Orange County Bancorp, Inc. 918 31,304
Origin Bancorp, Inc. 3,502 163,964
Orrstown Financial Services, Inc. 1,994 73,260
*Oscar Health, Inc., Class A 20,151 371,987
*Palomar Holdings, Inc. 1,910 229,926
Park National Corp. 1,619 278,776
Parke Bancorp, Inc. 1,236 37,216
Pathfinder Bancorp, Inc. 717 9,966
Pathward Financial, Inc. 3,575 310,453
*Paymentus Holdings, Inc., Class
A 2,363 66,282
*Payoneer Global, Inc. 25,673 127,852
PayPal Holdings, Inc. 37,874 1,899,002
#*Paysafe, Ltd. 1,891 17,095
*Paysign, Inc. 20 131
PCB Bancorp 4 97
Peapack-Gladstone Financial
Corp. 1,608 67,134
PennyMac Financial Services,
Inc. 6,924 625,168
Shares Value†
FINANCIALS — (Continued)
Peoples Bancorp of North
Carolina, Inc. 700 $ 27,594
Peoples Bancorp, Inc. 3,827 131,649
Peoples Financial Services Corp. 779 44,372
Perella Weinberg Partners, Class
A 6,900 156,906
Pinnacle Financial Partners, Inc. 18,153 1,796,058
*Pioneer Bancorp, Inc. 958 13,632
Piper Sandler Cos. 4,308 375,658
PJT Partners, Inc., Class A 1,485 226,819
Plumas Bancorp 766 39,074
PNC Financial Services Group,
Inc. (The) 14,637 3,264,051
*Ponce Financial Group, Inc. 1,709 29,839
Popular, Inc. 6,850 1,029,760
*PRA Group, Inc. 2,900 63,191
Preferred Bank/Los Angeles CA 1,146 108,561
#Primerica, Inc. 3,665 1,030,855
Primis Financial Corp. 2,575 37,749
Princeton Bancorp, Inc. 389 13,915
Principal Financial Group, Inc. 23,753 2,396,915
*Priority Technology Holdings,
Inc. 2,817 14,592
PROG Holdings, Inc. 3,448 123,542
Progressive Corp. (The) 20,839 4,194,474
Prosperity Bancshares, Inc. 12,448 867,003
Provident Financial Holdings, Inc. 4 69
Provident Financial Services, Inc. 19,574 443,938
Prudential Financial, Inc. 16,763 1,644,618
QCR Holdings, Inc. 1,826 165,107
Radian Group, Inc. 9,056 324,476
Raymond James Financial, Inc. 8,838 1,399,232
RBB Bancorp 1,404 33,864
Red River Bancshares, Inc. 571 51,807
Regional Management Corp. 738 27,564
Regions Financial Corp. 99,633 2,844,522
Reinsurance Group of America,
Inc. 3,924 829,769
*Remitly Global, Inc. 7,458 163,256
RenaissanceRe Holdings, Ltd. 3,602 1,105,706
Renasant Corp. 8,806 351,271
Republic Bancorp, Inc., Class A 1,562 118,290
*Rhinebeck Bancorp, Inc. 1,264 20,654
Richmond Mutual Bancorp, Inc. 4 63
Riverview Bancorp, Inc. 1,900 9,842
#RLI Corp. 6,505 336,764
*Robinhood Markets, Inc., Class
A 28,008 2,041,503
*Rocket Cos., Inc., Class A 36,874 539,098
*Root, Inc., Class A 767 41,786
Runway Growth Finance Corp. 1 7
S&P Global, Inc. 8,046 3,469,677
S&T Bancorp, Inc. 4,589 202,513
Safety Insurance Group, Inc. 1,622 121,910
SB Financial Group, Inc. 4 83
Seacoast Banking Corp. of
Florida 8,550 269,068
*Security National Financial
Corp., Class A 4 39

35
Dimensional US Core Equity 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
SEI Investments Co. 9,432 $ 855,294
Selective Insurance Group, Inc. 5,750 482,712
*Selectquote, Inc. 9,300 8,554
ServisFirst Bancshares, Inc. 5,070 403,673
#*Sezzle, Inc. 2,206 175,598
#*Shift4 Payments, Inc., Class A 1,220 54,022
Shore Bancshares, Inc. 3,526 68,052
Sierra Bancorp 1,104 39,832
Silvercrest Asset Management
Group, Inc., Class A 4 53
Simmons First National Corp.,
Class A 24,127 512,940
*SiriusPoint, Ltd. 13,535 316,854
*Skyward Specialty Insurance
Group, Inc. 4,856 220,705
#SLM Corp. 25,046 578,062
SmartFinancial, Inc. 901 37,788
#*SoFi Technologies, Inc. 116,443 1,874,732
Sound Financial Bancorp, Inc. 7 288
South Plains Financial, Inc. 294 12,078
*Southern First Bancshares, Inc. 891 50,163
Southern Missouri Bancorp, Inc. 1,203 82,093
Southside Bancshares, Inc. 2,897 95,688
SOUTHSTATE BANK Corp. 15,865 1,549,535
#SR Bancorp, Inc. 991 19,136
State Street Corp. 12,339 1,885,893
Stellar Bancorp, Inc. 7,092 266,376
*Sterling Bancorp, Inc. 2,273 –
Stewart Information Services
Corp. 2,761 193,242
Stifel Financial Corp. 11,767 927,357
Stock Yards Bancorp, Inc. 3,254 235,362
*StoneX Group, Inc. 6,444 683,257
*Summit State Bank 1,074 14,767
Synchrony Financial 40,099 3,055,544
#T. Rowe Price Group, Inc. 19,427 1,998,650
*Texas Capital Bancshares, Inc. 6,624 667,037
TFS Financial Corp. 14,693 220,983
*Third Coast Bancshares, Inc. 1,317 49,177
Timberland Bancorp, Inc. 433 17,268
Tiptree, Inc. 2,848 49,100
*Toast, Inc., Class A 16,983 484,355
Tompkins Financial Corp. 1,093 92,107
Towne Bank 7,511 267,091
TPG, Inc., Class A 5,713 249,201
Tradeweb Markets, Inc., Class A 6,358 720,043
Travelers Cos., Inc. (The) 23,169 7,069,789
TriCo Bancshares 3,769 189,468
*Triumph Financial, Inc. 2,238 151,468
Truist Financial Corp. 78,785 4,057,427
#*Trupanion, Inc. 2,196 52,682
TrustCo Bank Corp. 1,502 71,495
Trustmark Corp. 7,362 326,652
UMB Financial Corp. 6,747 851,269
Union Bankshares, Inc. 557 13,752
United Bancorp, Inc. 807 13,219
United Bankshares, Inc. 12,724 557,438
United Community Banks, Inc. 11,854 395,094
Shares Value†
FINANCIALS — (Continued)
United Fire Group, Inc. 2,611 $ 105,276
Unity Bancorp, Inc. 938 49,039
Universal Insurance Holdings, Inc. 2,665 105,614
Univest Financial Corp. 2,614 99,306
Unum Group 11,579 930,720
#*Upstart Holdings, Inc. 1,194 37,707
US Bancorp 78,043 4,421,916
US Global Investors, Inc., Class A 4,100 10,783
USCB Financial Holdings, Inc. 720 13,133
UWM Holdings Corp. 4,540 16,072
Valley National Bancorp 83,421 1,132,023
*Velocity Financial, Inc. 1,892 36,497
#Victory Capital Holdings, Inc.,
Class A 7,764 609,552
Virginia National Bankshares
Corp. 332 14,010
Virtu Financial, Inc., Class A 8,553 424,742
Virtus Investment Partners, Inc. 609 88,640
Visa, Inc., Class A 60,262 19,876,818
Voya Financial, Inc. 10,166 833,205
#W. R. Berkley Corp. 24,144 1,613,544
WaFd, Inc. 13,458 476,413
Washington Trust Bancorp, Inc. 2,025 63,646
Waterstone Financial, Inc. 811 14,614
Webster Financial Corp. 25,306 1,831,142
Wells Fargo & Co. 140,095 11,520,012
WesBanco, Inc. 9,018 310,039
West BanCorp, Inc. 1,081 25,890
Westamerica Bancorp 2,504 137,269
Western Alliance Bancorp 17,723 1,445,133
Western New England Bancorp,
Inc. 4 56
#Western Union Co. (The) 42,139 383,044
Westwood Holdings Group, Inc. 4 66
*WEX, Inc. 7,658 1,151,227
White Mountains Insurance
Group, Ltd. 220 491,038
Willis Towers Watson PLC 8,314 2,130,047
Wintrust Financial Corp. 6,075 914,713
WisdomTree, Inc. 18,702 317,934
#*World Acceptance Corp. 531 78,142
WSFS Financial Corp. 5,597 402,816
Zions Bancorp NA 23,711 1,503,752
TOTAL FINANCIALS 440,094,513
HEALTH CARE — (8.4%)
#*10X Genomics, Inc., Class A 12,913 284,732
*4D Molecular Therapeutics, Inc. 3,158 28,011
Abbott Laboratories 54,318 4,931,531
AbbVie, Inc. 69,146 14,611,933
*AC Immune SA 5,748 17,416
*Acadia Healthcare Co., Inc. 3,499 90,607
*ACADIA Pharmaceuticals, Inc. 15,114 339,309
Acme United Corp. 429 17,486
*AdaptHealth Corp., Class A 12,717 166,720
*Addus HomeCare Corp. 3,125 302,781
*ADMA Biologics, Inc. 5,446 55,822
Agilent Technologies, Inc. 15,159 1,751,622
*Agios Pharmaceuticals, Inc. 8,867 248,276

36
Dimensional US Core Equity 1 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Akebia Therapeutics, Inc. 6,918 $ 9,547
*Align Technology, Inc. 5,113 899,939
*Alignment Healthcare, Inc. 6,767 152,528
*Aligos Therapeutics, Inc. 1,172 7,020
*Alkermes PLC 12,973 437,320
*Alnylam Pharmaceuticals, Inc. 4,083 1,263,648
#*Altimmune, Inc. 8,167 21,234
*Alto Neuroscience, Inc. 1,813 46,522
Amgen, Inc. 23,562 8,158,343
*AMN Healthcare Services, Inc. 1,951 39,937
*Amneal Pharmaceuticals, Inc. 19,935 256,563
*Amphastar Pharmaceuticals, Inc. 3,611 79,298
*Amylyx Pharmaceuticals, Inc. 4,500 72,000
*AngioDynamics, Inc. 3,292 36,014
*ANI Pharmaceuticals, Inc. 2,571 204,266
*Anika Therapeutics, Inc. 733 9,126
#*Apellis Pharmaceuticals, Inc. 12,995 532,145
#*Arcus Biosciences, Inc. 3,906 99,603
*Arrowhead Pharmaceuticals, Inc. 5,886 432,503
#*ARS Pharmaceuticals, Inc. 692 5,716
*Artiva Biotherapeutics, Inc. 3,029 31,017
*Artivion, Inc. 3,861 138,340
*Arvinas, Inc. 2,827 27,987
#*Astrana Health, Inc. 5,090 173,773
*Atara Biotherapeutics, Inc. 2,149 10,251
#*Atea Pharmaceuticals, Inc. 8,300 45,733
*AtriCure, Inc. 4,427 124,443
*Aura Biosciences, Inc. 3,190 22,490
*Avanos Medical, Inc. 3,840 94,541
*Aveanna Healthcare Holdings,
Inc. 7,486 48,958
*Axogen, Inc. 369 15,941
*Aytu BioPharma, Inc. 2,147 5,539
#*Azenta, Inc. 4,059 99,730
#*Beam Therapeutics, Inc. 17,257 523,405
Becton Dickinson & Co. 11,779 1,755,542
*Bicara Therapeutics, Inc. 1,521 32,823
#*BioAge Labs, Inc. 1,850 31,172
*Biogen, Inc. 8,968 1,697,463
*BioLife Solutions, Inc. 3,049 64,273
*BioMarin Pharmaceutical, Inc. 18,752 1,010,920
*Bio-Rad Laboratories, Inc., Class
A 1,783 499,454
Bio-Techne Corp. 14,358 794,285
*Bioventus, Inc., Class A 5,744 56,693
*Boston Scientific Corp. 24,181 1,393,067
*Bridgebio Pharma, Inc. 12,546 892,146
*BrightSpring Health Services,
Inc. 17,543 841,538
Bristol-Myers Squibb Co. 126,884 7,687,902
*Brookdale Senior Living, Inc. 27,325 392,387
Bruker Corp. 10,642 390,668
#*Butterfly Network, Inc., Class A 8,116 38,876
*C4 Therapeutics, Inc. 7,360 20,829
#*Cabaletta Bio, Inc. 4,764 14,244
Cardinal Health, Inc. 8,886 1,713,932
#*CareCloud, Inc. 4,266 12,883
*CareDx, Inc. 4,121 85,758
Shares Value†
HEALTH CARE — (Continued)
#*Caribou Biosciences, Inc. 9,000 $ 16,920
*Castle Biosciences, Inc. 1,372 33,600
*Catalyst Pharmaceuticals, Inc. 13,504 379,868
#*Celldex Therapeutics, Inc. 7,780 255,806
Cencora, Inc. 8,865 2,730,509
*Centene Corp. 4,471 240,048
#*Certara, Inc. 24,361 149,333
*CG oncology, Inc. 4,156 277,371
*Champions Oncology, Inc. 808 4,824
*Charles River Laboratories
International, Inc. 5,627 939,540
Chemed Corp. 1,234 524,425
Cigna Group (The) 11,759 3,416,930
#*Clover Health Investments
Corp., Class A 23,911 65,755
*Codexis, Inc. 1,729 4,876
*Collegium Pharmaceutical, Inc. 5,671 191,283
*Community Health Systems, Inc. 6,184 17,563
Concentra Group Holdings
Parent, Inc. 12,991 291,908
*Contineum Therapeutics, Inc.,
Class A 854 10,948
*Cooper Cos., Inc. (The) 13,133 826,066
*Corbus Pharmaceuticals
Holdings, Inc. 1,791 17,695
*Corcept Therapeutics, Inc. 2,264 105,321
*Coya Therapeutics, Inc. 2,845 12,034
#*Crinetics Pharmaceuticals, Inc. 5,863 227,367
*CryoPort, Inc. 5,300 54,378
*Cullinan Therapeutics, Inc. 6,292 82,111
*CVRx, Inc. 1,354 10,169
CVS Health Corp. 32,468 2,704,260
*Cytek Biosciences, Inc. 12,189 55,582
*CytomX Therapeutics, Inc. 12,796 53,999
Danaher Corp. 19,336 3,460,177
*DaVita, Inc. 5,282 819,449
*Definitive Healthcare Corp.,
Class A 6,955 6,629
*Denali Therapeutics, Inc. 11,898 222,731
DENTSPLY SIRONA, Inc. 29,897 351,290
*Design Therapeutics, Inc. 1,895 25,772
*Dexcom, Inc. 23,680 1,410,144
*Dianthus Therapeutics, Inc. 3,958 347,512
*Disc Medicine, Inc., Class A 4,076 268,812
*Doximity, Inc., Class A 3,112 76,057
#*Dyne Therapeutics, Inc. 10,442 183,257
*Edgewise Therapeutics, Inc. 6,245 193,345
*Edwards Lifesciences Corp. 25,603 2,137,851
*Elanco Animal Health, Inc. 42,371 947,839
*Electromed, Inc. 371 9,538
Elevance Health, Inc. 8,726 3,284,641
Eli Lilly & Co. 30,284 28,303,426
*Emergent BioSolutions, Inc. 2,677 22,032
*Enanta Pharmaceuticals, Inc. 2,200 30,558
Encompass Health Corp. 10,611 1,061,100
*Enhabit, Inc. 4,621 63,493
#*Enliven Therapeutics, Inc. 4,666 192,379
#*Enovis Corp. 4,572 107,168
Ensign Group, Inc. (The) 4,651 868,295

37
Dimensional US Core Equity 1 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Envista Holdings Corp. 25,138 $ 652,080
*Exagen, Inc. 1,831 5,310
*Exelixis, Inc. 26,050 1,158,183
#*EyePoint, Inc. 3,564 47,045
*Filana Therapeutics, Inc. 5,289 7,669
*FONAR Corp. 694 13,137
*Forian, Inc. 42 91
*Fortrea Holdings, Inc. 3,498 40,227
*Fulcrum Therapeutics, Inc. 3,000 21,390
#*Fulgent Genetics, Inc. 2,266 34,421
GE HealthCare Technologies, Inc. 25,515 1,552,333
*GeneDx Holdings Corp., Class A 534 33,583
Gilead Sciences, Inc. 44,488 5,820,810
#*Ginkgo Bioworks Holdings, Inc. 584 4,941
*Glaukos Corp. 391 56,175
*Globus Medical, Inc., Class A 6,939 625,759
*GoodRx Holdings, Inc., Class A 9,400 22,184
#*GRAIL, Inc. 4,996 272,182
*Guardian Pharmacy Services,
Inc., Class A 1,086 40,291
*Haemonetics Corp. 6,668 400,680
*Halozyme Therapeutics, Inc. 8,258 525,704
*Harmony Biosciences Holdings,
Inc. 7,164 223,947
#*Harrow, Inc. 1,856 75,224
HCA Healthcare, Inc. 3,800 1,650,910
*HealthEquity, Inc. 6,236 511,539
HealthStream, Inc. 2,562 53,187
*Henry Schein, Inc. 13,104 977,427
Humana, Inc. 4,948 1,169,905
#*ICON PLC 3,685 436,046
*ICU Medical, Inc. 2,413 287,630
*Ideaya Biosciences, Inc. 11,141 324,203
*IDEXX Laboratories, Inc. 2,862 1,605,010
*Illumina, Inc. 10,716 1,358,146
*ImmuCell Corp. 1,920 16,243
*Immunome, Inc. 1,752 40,191
*Incyte Corp. 21,493 2,047,638
*Indivior Pharmaceuticals, Inc. 13,550 498,369
*InfuSystem Holdings, Inc. 2,494 25,264
*Innovage Holding Corp. 3,933 32,054
*Innoviva, Inc. 7,840 180,242
*Inogen, Inc. 8 57
*Insmed, Inc. 5,261 717,232
*Insulet Corp. 5,182 892,029
*Integer Holdings Corp. 390 34,519
*Integra LifeSciences Holdings
Corp. 2,299 24,231
#*Intellia Therapeutics, Inc. 17,865 240,820
*Intuitive Surgical, Inc. 6,087 2,785,472
*Ionis Pharmaceuticals, Inc. 6,267 468,521
#*Iovance Biotherapeutics, Inc. 45,427 152,635
*IQVIA Holdings, Inc. 12,333 1,953,177
iRadimed Corp. 841 70,173
*Ironwood Pharmaceuticals, Inc.,
Class A 11,833 48,811
*Jazz Pharmaceuticals PLC 7,081 1,437,585
Johnson & Johnson 94,280 21,670,258
Shares Value†
HEALTH CARE — (Continued)
*Joint Corp. (The) 16 $ 142
*Kewaunee Scientific Corp. 402 14,878
*Kezar Life Sciences, Inc. 1,743 12,741
*Kiniksa Pharmaceuticals
International PLC, Class A 2,562 137,784
*Kodiak Sciences, Inc. 3,093 134,484
*Krystal Biotech, Inc. 2,075 544,190
*Kura Oncology, Inc. 7,459 65,863
*Kymera Therapeutics, Inc. 4,219 342,034
Labcorp Holdings, Inc. 9,570 2,457,576
*Lantern Pharma, Inc. 4 8
*Lantheus Holdings, Inc. 2,789 236,005
#*Larimar Therapeutics, Inc. 6,906 28,038
LeMaitre Vascular, Inc. 1,764 193,599
#*LENSAR, Inc. 4 21
#*LeonaBio, Inc. 2,614 23,787
*Lexeo Therapeutics, Inc. 5,083 28,948
*LifeStance Health Group, Inc. 39,760 300,983
*Ligand Pharmaceuticals, Inc. 1,634 374,921
*Lisata Therapeutics, Inc. 8 25
*LivaNova PLC 7,049 423,645
*Madrigal Pharmaceuticals, Inc. 161 83,300
*MannKind Corp. 27,701 78,394
#*Maravai LifeSciences Holdings,
Inc., Class A 10,921 40,189
*Masimo Corp. 468 83,505
*MBX Biosciences, Inc. 344 10,396
McKesson Corp. 2,973 2,423,590
*Medpace Holdings, Inc. 2,055 860,346
Medtronic PLC 37,493 3,035,808
Merck & Co., Inc. 119,861 13,086,424
*Merit Medical Systems, Inc. 5,077 346,150
*Mettler-Toledo International, Inc. 1,450 1,851,085
*MiMedx Group, Inc. 6,480 21,773
#*Moderna, Inc. 18,809 864,085
*Molina Healthcare, Inc. 154 29,971
#*Monte Rosa Therapeutics, Inc. 4,562 87,362
*Natera, Inc. 3,287 677,648
National HealthCare Corp. 1,598 276,917
*Nautilus Biotechnology, Inc.,
Class A 5,271 13,863
*Neogen Corp. 32,932 309,561
*NeoGenomics, Inc. 12,089 111,944
*Neumora Therapeutics, Inc. 5,256 12,982
*Neurocrine Biosciences, Inc. 7,255 955,266
*NextCure, Inc. 822 7,571
*Nkarta, Inc. 6,031 16,706
*Novocure, Ltd. 3,287 49,995
NRC Health 1,921 31,620
*Nurix Therapeutics, Inc. 6,441 107,565
#*Nutex Health, Inc. 608 72,474
#*Ocular Therapeutix, Inc. 17,163 160,817
*Odysight.ai, Inc. 1,482 6,980
*Olema Pharmaceuticals, Inc. 8,460 121,909
*Omnicell, Inc. 5,915 244,999
*OptimizeRx Corp. 1,159 7,221
*Option Care Health, Inc. 16,143 328,187
Oramed Pharmaceuticals, Inc. 4,523 17,549

38
Dimensional US Core Equity 1 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*OraSure Technologies, Inc. 7,000 $ 21,280
*Organogenesis Holdings, Inc.,
Class A 9,772 22,964
#*ORIC Pharmaceuticals, Inc. 9,920 98,010
#*Orthofix Medical, Inc. 3,200 37,632
*OrthoPediatrics Corp. 1,279 19,262
*Pacira BioSciences, Inc. 6,433 163,977
*PACS Group, Inc. 7,098 238,138
*Passage Bio, Inc. 1,263 6,454
*Pediatrix Medical Group, Inc. 7,666 172,562
*Pennant Group, Inc. (The) 2,580 80,806
*Penumbra, Inc. 1,400 457,072
#Perrigo Co. PLC 10,479 124,071
#*Personalis, Inc. 10,387 57,336
Pfizer, Inc. 251,629 6,718,494
Phibro Animal Health Corp.,
Class A 2,808 149,329
*Precipio, Inc. 114 3,523
*Prelude Therapeutics, Inc. 1,348 7,050
*Prestige Consumer Healthcare,
Inc. 4,442 250,173
#*Prime Medicine, Inc. 3,143 11,142
*Privia Health Group, Inc. 9,793 243,356
*Progyny, Inc. 9,941 184,704
*Protagonist Therapeutics, Inc. 3,216 318,288
*Protara Therapeutics, Inc. 5,791 30,866
*Prothena Corp. PLC 5,606 62,002
*PTC Therapeutics, Inc. 6,849 445,596
*Puma Biotechnology, Inc. 6,348 47,673
*Q/C Technologies, Inc. 300 1,125
*Quanterix Corp. 4,622 14,467
Quest Diagnostics, Inc. 11,302 2,194,848
*QuidelOrtho Corp. 6,943 85,399
*RadNet, Inc. 6,473 366,048
Regeneron Pharmaceuticals, Inc. 1,859 1,314,425
*REGENXBIO, Inc. 4,755 42,652
*Relay Therapeutics, Inc. 21,264 275,581
*Repligen Corp. 4,415 522,339
*Replimune Group, Inc. 3,200 8,224
ResMed, Inc. 7,813 1,670,498
*Revolution Medicines, Inc. 9,327 1,344,207
#Revvity, Inc. 10,920 945,890
*Rezolute, Inc. 6,918 22,138
*Rigel Pharmaceuticals, Inc. 2,458 71,036
*Roivant Sciences, Ltd. 66,317 1,892,024
*Sagimet Biosciences, Inc., Class
A 3,445 27,663
*Seer, Inc., Class A 5,033 9,814
Select Medical Holdings Corp. 10,816 177,491
#*Senseonics Holdings, Inc. 1,171 7,740
*Sensus Healthcare, Inc. 4 16
*Septerna, Inc. 418 9,932
*SI-BONE, Inc. 3,466 42,944
SIGA Technologies, Inc. 11,316 52,054
#*Sight Sciences, Inc. 10 41
*Solid Biosciences, Inc. 2,692 19,544
*Solventum Corp. 2,248 151,425
*Sotera Health Co. 24,581 382,480
Shares Value†
HEALTH CARE — (Continued)
#*STAAR Surgical Co. 4,995 $ 131,668
STERIS PLC 9,256 2,007,441
*Stoke Therapeutics, Inc. 4,751 155,453
#*Strata Critical Medical, Inc. 8,252 41,425
Stryker Corp. 6,168 1,943,722
#*Summit Therapeutics, Inc. 180 3,863
*Supernus Pharmaceuticals, Inc. 5,895 282,960
#*Surgery Partners, Inc. 4,335 60,820
*Tactile Systems Technology, Inc. 2,462 56,675
*Talkspace, Inc. 8,285 42,999
#*Taysha Gene Therapies, Inc. 4,760 30,416
#*Teladoc Health, Inc. 22,871 138,598
Teleflex, Inc. 1,006 124,653
*Tempest Therapeutics, Inc. 3,985 7,930
*Tenax Therapeutics, Inc. 949 12,441
*Tenet Healthcare Corp. 9,849 1,744,455
*Terns Pharmaceuticals, Inc. 6,733 356,378
#*TG Therapeutics, Inc. 180 6,080
*Theravance Biopharma, Inc. 4,033 67,512
Thermo Fisher Scientific, Inc. 9,570 4,583,647
#*TransMedics Group, Inc. 2,222 223,955
#*TruBridge, Inc. 600 15,420
#*Twist Bioscience Corp. 2,656 155,243
#*Tyra Biosciences, Inc. 548 19,043
#*UFP Technologies, Inc. 844 161,736
#*Unicycive Therapeutics, Inc. 3,419 26,190
*United Therapeutics Corp. 4,018 2,295,684
UnitedHealth Group, Inc. 15,672 5,806,163
Universal Health Services, Inc.,
Class B 5,030 846,398
*Upstream Bio, Inc. 2,366 21,720
US Physical Therapy, Inc. 2,014 143,437
Utah Medical Products, Inc. 175 11,449
*Vanda Pharmaceuticals, Inc. 6,317 44,851
*Varex Imaging Corp. 4,000 46,600
*Vaxcyte, Inc. 8,744 500,507
*Veeva Systems, Inc., Class A 4,667 727,912
*Vera Therapeutics, Inc., Class A 1,308 46,578
*Veracyte, Inc. 13,880 456,930
*Vericel Corp. 2,455 85,262
*Vertex Pharmaceuticals, Inc. 4,029 1,721,914
Viatris, Inc. 94,731 1,415,281
#*Viking Therapeutics, Inc. 1,044 32,552
*Vir Biotechnology, Inc. 21,831 223,004
*Viridian Therapeutics, Inc. 8,892 119,864
*Voyager Therapeutics, Inc. 6,400 23,872
*Waters Corp. 6,449 1,994,224
*WaVe Life Sciences, Ltd. 10,800 76,248
#*Waystar Holding Corp. 11,700 250,087
West Pharmaceutical Services,
Inc. 5,672 1,687,930
*Xencor, Inc. 8,021 95,691
*XOMA Royalty Corp. 819 33,530
*Zevra Therapeutics, Inc. 3,283 33,388
Zimmer Biomet Holdings, Inc. 17,088 1,408,564
Zoetis, Inc., Class A 16,839 1,935,980
*Zymeworks, Inc. 5,213 143,566
TOTAL HEALTH CARE 255,842,933

39
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INDUSTRIALS — (12.5%)
#*3D Systems Corp. 10,188 $ 25,062
3M Co. 22,762 3,335,088
#A.O. Smith Corp. 13,830 855,247
#AAON, Inc. 5,083 474,295
*AAR Corp. 4,063 448,433
ABM Industries, Inc. 10,684 435,907
ACCO Brands Corp. 12,024 38,597
Acuity, Inc. 3,311 959,428
Advanced Drainage Systems, Inc. 6,505 970,871
Aebi Schmidt Holding AG 2,808 32,629
AECOM 10,893 916,101
*AerSale Corp. 1,804 12,123
AGCO Corp. 8,405 1,017,173
*Air Industries Group 3,327 10,513
Alamo Group, Inc. 2,006 347,921
#*Alaska Air Group, Inc. 14,139 552,976
Albany International Corp., Class
A 1,929 111,959
Alight, Inc., Class A 19,507 16,140
*Allegiant Travel Co. 2,610 197,420
Allegion PLC 7,224 993,156
#Allient, Inc. 1,446 110,156
Allison Transmission Holdings,
Inc. 11,400 1,531,590
*Alpha Pro Tech, Ltd. 1,930 8,878
Alta Equipment Group, Inc. 1,573 12,191
*Amentum Holdings, Inc. 13,511 354,394
*Ameresco, Inc., Class A 755 22,340
#*American Airlines Group, Inc. 53,672 628,499
*American Superconductor Corp. 4,701 251,692
*American Woodmark Corp. 773 33,765
AMETEK, Inc. 11,180 2,632,890
*API Group Corp. 27,684 1,265,712
Apogee Enterprises, Inc. 2,728 99,299
Applied Industrial Technologies,
Inc. 3,591 1,097,948
ArcBest Corp. 2,708 345,460
Arcosa, Inc. 4,474 565,827
Argan, Inc. 768 514,545
Armstrong World Industries, Inc. 4,111 700,473
*Art's-Way Manufacturing Co.,
Inc. 4,361 11,775
Astec Industries, Inc. 2,178 141,614
*Astronics Corp. 3,260 232,764
*ATI, Inc. 12,206 1,897,545
Atkore, Inc. 3,758 293,688
Atmus Filtration Technologies,
Inc. 6,618 419,581
Automatic Data Processing, Inc. 17,100 3,624,174
#*Avis Budget Group, Inc. 1,259 227,464
*Axon Enterprise, Inc. 1,769 710,713
AZZ, Inc. 2,240 320,410
Barrett Business Services, Inc. 1,462 46,097
BGSF, Inc. 3,900 22,191
*Bloom Energy Corp., Class A 9,193 2,604,928
#*Blue Bird Corp. 4,578 293,496
*BlueLinx Holdings, Inc. 684 36,225
*Boeing Co. (The) 22,814 5,225,090
Boise Cascade Co. 4,317 342,209
Shares Value†
INDUSTRIALS — (Continued)
Booz Allen Hamilton Holding
Corp., Class A 919 $ 71,471
*Bowman Consulting Group, Ltd. 1,805 56,966
Brady Corp., Class A 3,297 269,761
*Bridger Aerospace Group
Holdings, Inc. 6,798 13,800
*BrightView Holdings, Inc. 8,479 100,900
Brink's Co. (The) 3,696 394,548
Broadridge Financial Solutions,
Inc. 6,864 1,056,919
*Broadwind, Inc. 5,248 13,960
*Builders FirstSource, Inc. 12,142 960,311
BWX Technologies, Inc. 7,434 1,608,643
*CACI International, Inc., Class A 2,465 1,280,666
*Cadeler A/S, ADR 10 277
Cadre Holdings, Inc. 3,269 96,926
#Carlisle Cos., Inc. 3,474 1,234,173
Carpenter Technology Corp. 3,892 1,666,554
Carrier Global Corp. 40,342 2,709,772
#*Casella Waste Systems, Inc.,
Class A 5,289 419,153
Caterpillar, Inc. 21,254 18,918,398
#*CECO Environmental Corp. 3,461 256,599
*Centuri Holdings, Inc. 2,168 81,517
CH Robinson Worldwide, Inc. 11,236 2,042,817
*Chart Industries, Inc. 911 189,397
*Cimpress PLC 1,583 140,032
Cintas Corp. 18,021 3,148,449
*Civeo Corp. 1,444 46,064
*Clean Harbors, Inc. 4,917 1,537,448
#CNH Industrial NV 143,922 1,541,405
Comfort Systems USA, Inc. 1,519 2,795,340
CompX International, Inc. 86 2,001
#Concentrix Corp. 2,267 54,000
*Concrete Pumping Holdings, Inc. 2,041 16,165
*Conduent, Inc. 11,296 19,316
#*Construction Partners, Inc.,
Class A 2,452 303,214
Copa Holdings SA, Class A 3,356 388,222
*Copart, Inc. 37,160 1,230,368
*Core & Main, Inc., Class A 27,158 1,367,948
*Costamare Bulkers Holdings,
Ltd. 2,331 40,280
Costamare, Inc. 11,659 193,773
Covenant Logistics Group, Inc.,
Class A 2,063 71,916
*CPI Aerostructures, Inc. 6,300 22,680
CRA International, Inc. 1,733 272,896
Crane Co. 4,304 764,950
#CSG Systems International, Inc. 2,683 215,740
#CSW Industrials, Inc. 979 285,085
CSX Corp. 166,354 7,557,462
Cummins, Inc. 8,430 5,656,614
Curtiss-Wright Corp. 1,320 950,664
*Custom Truck One Source, Inc. 19,171 188,834
Deere & Co. 9,227 5,442,730
Delta Air Lines, Inc. 60,769 4,131,684
Deluxe Corp. 5,485 170,858
*Distribution Solutions Group, Inc. 3,504 94,818

40
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*DNOW, Inc. 21,367 $ 288,241
Donaldson Co., Inc. 10,351 912,648
Douglas Dynamics, Inc. 1,848 85,248
Dover Corp. 10,854 2,457,454
*Ducommun, Inc. 1,299 184,367
*DXP Enterprises, Inc. 1,411 240,928
*Dycom Industries, Inc. 2,335 966,924
Eastern Co. (The) 909 19,871
Eaton Corp. PLC 7,746 3,354,095
EMCOR Group, Inc. 2,775 2,474,384
Emerson Electric Co. 26,884 3,775,589
#*Energy Focus, Inc. 3,205 11,474
Enerpac Tool Group Corp., Class
A 4,238 148,754
EnerSys 2,950 629,117
Ennis, Inc. 1,831 38,231
Enpro, Inc. 1,787 521,000
*Enviri Corp. 7,869 154,941
Equifax, Inc. 10,992 1,911,948
Esab Corp. 4,161 408,901
ESCO Technologies, Inc. 1,868 605,139
Espey Mfg. & Electronics Corp. 201 14,249
*Everus Construction Group, Inc. 4,382 646,038
EVI Industries, Inc. 689 12,795
*ExlService Holdings, Inc. 10,313 328,778
Expeditors International of
Washington, Inc. 14,865 2,198,385
Exponent, Inc. 2,520 168,563
Fastenal Co. 55,056 2,473,666
#Federal Signal Corp. 4,061 500,031
FedEx Corp. 18,540 7,477,367
Ferguson Enterprises, Inc. 15,029 4,023,414
#*FGI Industries, Ltd. 607 4,243
#*First Advantage Corp. 7,401 94,437
Flowserve Corp. 15,009 1,105,263
*Fluor Corp. 19,298 1,029,548
Fortive Corp. 34,810 2,081,290
Fortune Brands Innovations, Inc. 11,802 478,453
#*Forward Air Corp. 2,509 52,840
Franklin Electric Co., Inc. 3,134 313,995
*FreightCar America, Inc. 389 3,205
#*Frontier Group Holdings, Inc. 26,705 96,939
FTAI Aviation, Ltd. 4,974 1,241,859
#FTAI Infrastructure, Inc. 9,202 56,546
*FTI Consulting, Inc. 2,502 448,609
*Fuel Tech, Inc. 6,000 9,420
#*FuelCell Energy, Inc. 5,015 65,195
*Gates Industrial Corp. PLC 21,765 557,402
GATX Corp. 2,958 579,531
GE Vernova, Inc. 4,677 5,067,342
Genco Shipping & Trading, Ltd. 4,993 121,030
*Gencor Industries, Inc. 4 60
*Generac Holdings, Inc. 5,268 1,365,624
General Dynamics Corp. 5,175 1,781,753
General Electric Co. 31,952 9,263,843
Genpact, Ltd. 16,574 575,947
*Gibraltar Industries, Inc. 3,652 142,538
Global Industrial Co. 2,749 91,019
Shares Value†
INDUSTRIALS — (Continued)
Gorman-Rupp Co. (The) 2,129 $ 161,250
Graco, Inc. 13,435 1,078,427
*Graham Corp. 504 47,981
Granite Construction, Inc. 3,410 467,409
Greenbrier Cos., Inc. (The) 3,198 157,086
Griffon Corp. 2,800 255,276
*GXO Logistics, Inc. 9,661 551,933
*Hayward Holdings, Inc. 24,005 360,315
*Healthcare Services Group, Inc. 6,672 142,848
Heartland Express, Inc. 7,569 101,273
HEICO Corp. 1,686 455,085
HEICO Corp., Class A 2,597 542,825
Helios Technologies, Inc. 5,330 364,572
#Herc Holdings, Inc. 4,072 516,818
Hexcel Corp. 6,701 629,023
*Hillman Solutions Corp. 25,836 210,822
HireQuest, Inc. 311 3,598
HNI Corp. 9,572 349,761
Honeywell International, Inc. 22,439 4,809,351
Howmet Aerospace, Inc. 11,888 2,889,260
Hub Group, Inc., Class A 9,951 436,152
Hubbell, Inc., Class B 6,585 3,346,299
*Hudson Technologies, Inc. 3,030 18,968
Huntington Ingalls Industries, Inc. 4,132 1,505,246
*Hurco Cos., Inc. 634 10,626
#*Huron Consulting Group, Inc. 2,529 330,452
#*Hyliion Holdings Corp. 4,937 9,430
Hyster-Yale, Inc. 1,182 46,654
*IBEX Holdings, Ltd. 1,498 41,570
ICF International, Inc. 1,717 123,040
IDEX Corp. 7,282 1,586,384
#*IES Holdings, Inc. 1,762 1,134,869
Illinois Tool Works, Inc. 12,785 3,298,658
Ingersoll Rand, Inc. 12,065 963,511
#*Innodata, Inc. 2,979 125,803
*Innovative Solutions and
Support, Inc. 1,600 35,200
Insteel Industries, Inc. 1,556 40,736
Interface, Inc., Class A 8,508 237,203
ITT, Inc. 8,355 1,790,811
Jacobs Solutions, Inc. 11,333 1,466,604
*Janus International Group, Inc. 10,333 53,732
JB Hunt Transport Services, Inc. 11,303 2,843,044
#*JetBlue Airways Corp. 57,553 267,909
Johnson Controls International
PLC 12,513 1,827,273
#Kadant, Inc. 1,007 295,182
Karat Packaging, Inc. 900 25,821
KBR, Inc. 11,421 428,173
Kelly Services, Inc., Class A 2,700 26,352
Kennametal, Inc. 10,865 420,584
Kforce, Inc. 260 11,755
*Kirby Corp. 5,980 900,229
Knight-Swift Transportation
Holdings, Inc., Class A 26,097 1,693,695
Korn Ferry 4,598 305,491
*Kratos Defense & Security
Solutions, Inc. 12,060 760,383

41
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*L.B. Foster Co., Class A 4 $ 122
L3Harris Technologies, Inc. 8,223 2,635,883
Landstar System, Inc. 2,334 429,619
*Legalzoom.com, Inc. 3,991 25,742
Leidos Holdings, Inc. 17,814 2,658,205
Lennox International, Inc. 3,261 1,744,276
Leonardo DRS, Inc. 10,168 413,126
#*Limbach Holdings, Inc. 971 96,877
Lincoln Electric Holdings, Inc. 3,687 977,055
Lindsay Corp. 990 110,850
*LiqTech International, Inc. 4,296 8,979
*Liquidity Services, Inc. 2,310 82,352
#*Loar Holdings, Inc. 7,730 433,808
Lockheed Martin Corp. 11,016 5,705,958
LSI Industries, Inc. 2,727 66,293
Luxfer Holdings PLC 2,500 37,625
#*Lyft, Inc., Class A 44,892 635,222
*Manitowoc Co., Inc. (The) 3,983 54,129
Marten Transport, Ltd. 8,518 128,451
Masco Corp. 19,612 1,408,534
*MasTec, Inc. 8,453 3,330,905
*Mastech Digital, Inc. 1,427 9,347
*Masterbrand, Inc. 6,935 62,276
*Matrix Service Co. 2,506 33,881
Matson, Inc. 2,711 472,880
Maximus, Inc. 7,381 484,341
*Mayville Engineering Co., Inc. 1,819 41,491
McGrath RentCorp 2,313 255,702
*Mercury Systems, Inc. 4,503 355,332
#*Microvast Holdings, Inc. 36,596 70,630
*Middleby Corp. (The) 5,948 834,861
Miller Industries, Inc. 1,438 69,010
MillerKnoll, Inc. 7,961 128,013
*Mistras Group, Inc. 3,026 57,131
*Modine Manufacturing Co. 4,471 1,138,451
Moog, Inc., Class A 1,936 583,336
MSA Safety, Inc. 2,657 442,098
MSC Industrial Direct Co., Inc.,
Class A 4,104 419,716
Mueller Industries, Inc. 7,927 1,073,554
Mueller Water Products, Inc.,
Class A 11,451 319,368
*MYR Group, Inc. 2,003 810,834
National Presto Industries, Inc. 519 72,577
*Nephros, Inc. 2,462 7,780
*Nextpower, Inc., Class A 14,631 1,742,991
NL Industries, Inc. 8 48
Nordson Corp. 3,293 949,866
Norfolk Southern Corp. 13,671 4,317,712
Northrop Grumman Corp. 5,338 3,093,264
*NPK International, Inc. 6,669 109,038
nVent Electric PLC 18,755 2,680,090
*NWPX Infrastructure, Inc. 903 88,801
Old Dominion Freight Line, Inc. 9,949 2,113,466
Omega Flex, Inc. 827 26,067
*Onterris, Inc. 3,742 78,769
*OPENLANE, Inc. 10,317 324,366
*Optex Systems Holdings, Inc. 1,495 16,056
Shares Value†
INDUSTRIALS — (Continued)
*Orion Energy Systems, Inc. 138 $ 1,257
*Orion Group Holdings, Inc. 4,831 65,798
Oshkosh Corp. 9,732 1,521,112
Otis Worldwide Corp. 14,785 1,151,456
Owens Corning 8,611 1,062,081
PACCAR, Inc. 26,880 3,193,344
Pangaea Logistics Solutions, Ltd. 6,764 51,812
Park Aerospace Corp. 1,926 65,214
Parker-Hannifin Corp. 3,256 2,961,072
Park-Ohio Holdings Corp. 4 116
#*Parsons Corp. 9,037 455,555
Paychex, Inc. 19,898 1,843,152
Paycom Software, Inc. 1,870 237,041
*Paylocity Holding Corp. 219 23,102
Pentair PLC 16,274 1,313,475
#*Perma-Fix Environmental
Services, Inc. 697 8,824
*Perma-Pipe International
Holdings, Inc. 536 17,543
*Pioneer Power Solutions, Inc. 482 1,870
#Pitney Bowes, Inc. 22,498 347,819
#*Planet Labs PBC 28,989 1,071,723
#*Plug Power, Inc. 146,772 459,396
#Powell Industries, Inc. 4,074 1,129,598
#*Power Solutions International,
Inc. 2,366 173,357
Preformed Line Products Co. 776 257,826
Primoris Services Corp. 6,007 1,088,168
*Proto Labs, Inc. 2,315 150,035
Quad/Graphics, Inc. 6,159 45,823
Quanex Building Products Corp. 3,768 75,134
Quanta Services, Inc. 3,002 2,184,766
*Radiant Logistics, Inc. 3,716 31,252
*RBC Bearings, Inc. 1,892 1,133,478
*RCM Technologies, Inc. 642 20,088
Regal Rexnord Corp. 8,919 1,917,853
Republic Services, Inc., Class A 20,636 4,317,464
*Resideo Technologies, Inc. 14,633 605,367
*Rocket Lab Corp. 12,023 992,018
Rockwell Automation, Inc. 4,855 1,985,258
Rollins, Inc. 19,543 1,089,131
RTX Corp. 41,304 7,272,395
Rush Enterprises, Inc., Class A 5,529 409,312
Rush Enterprises, Inc., Class B 1,593 116,066
#*RXO, Inc. 7,700 153,769
Ryder System, Inc. 4,379 1,111,259
*Saia, Inc. 2,988 1,341,074
Schneider National, Inc., Class B 7,337 228,107
Science Applications International
Corp. 5,596 541,525
Sensata Technologies Holding
PLC 12,334 513,588
#*SES AI Corp. 1,724 1,810
*Shoals Technologies Group, Inc.,
Class A 28,428 225,718
Simpson Manufacturing Co., Inc. 3,037 579,247
*SiteOne Landscape Supply, Inc. 4,452 561,175
*SkyWest, Inc. 3,874 318,133
Snap-on, Inc. 5,127 1,965,692

42
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Southland Holdings, Inc. 739 $ 791
Southwest Airlines Co. 61,215 2,321,273
*SPX Technologies, Inc. 4,167 912,198
SS&C Technologies Holdings,
Inc. 27,037 1,873,664
*StandardAero, Inc. 38,092 946,967
Standex International Corp. 910 248,430
Stanley Black & Decker, Inc. 15,420 1,205,227
*Sterling Infrastructure, Inc. 2,359 1,216,348
*Sun Country Airlines Holdings,
Inc. 6,193 97,849
*Sunrun, Inc. 28,145 358,286
#*Symbotic, Inc., Class A 1,555 91,900
#TaskUS, Inc., Class A 1,808 11,716
*Taylor Devices, Inc. 148 8,214
*Team, Inc. 285 4,973
*TechPrecision Corp. 686 2,895
#Tecnoglass, Inc. 540 23,263
Tennant Co. 2,194 182,190
Terex Corp. 10,751 668,712
Tetra Tech, Inc. 29,531 954,442
Textron, Inc. 18,573 1,782,265
#*Thermon Group Holdings, Inc. 3,562 215,465
#*TIC Solutions, Inc. 5,471 50,005
Timken Co. (The) 6,723 745,513
*Titan International, Inc. 6,237 47,526
*Titan Machinery, Inc. 2,159 45,145
Toro Co. (The) 8,814 838,828
Trane Technologies PLC 6,379 3,141,913
*Transcat, Inc. 884 67,272
TransDigm Group, Inc. 2,047 2,374,479
TransUnion 17,980 1,276,580
TriNet Group, Inc. 545 24,950
Trinity Industries, Inc. 9,764 318,404
*TrueBlue, Inc. 3,700 20,313
#*TTEC Holdings, Inc. 5,500 16,005
Tutor Perini Corp. 5,863 544,790
*Uber Technologies, Inc. 46,110 3,440,267
UFP Industries, Inc. 5,144 460,337
*U-Haul Holding Co. 1,064 54,647
U-Haul Holding Co. 12,348 588,876
UL Solutions, Inc., Class A 4,068 368,113
*Ultralife Corp. 1,857 12,813
UniFirst Corp. 1,196 305,590
Union Pacific Corp. 22,311 6,012,368
*United Airlines Holdings, Inc. 34,513 3,106,170
United Parcel Service, Inc., Class
B 33,499 3,644,691
United Rentals, Inc. 5,580 5,355,907
#Universal Logistics Holdings,
Inc. 559 13,461
#*Upwork, Inc. 15,045 155,716
*V2X, Inc. 4,371 296,398
Valmont Industries, Inc. 1,707 867,224
Veralto Corp. 20,979 1,850,348
Verisk Analytics, Inc., Class A 4,588 846,440
*Verra Mobility Corp., Class A 6,798 100,814
Vertiv Holdings Co., Class A 19,088 6,270,217
Shares Value†
INDUSTRIALS — (Continued)
*Vestis Corp. 8,259 $ 80,277
*Vicor Corp. 1,880 506,228
*VirTra, Inc. 1,676 7,475
#VSE Corp. 2,324 398,984
Wabash National Corp. 5,156 44,806
Waste Management, Inc. 11,346 2,638,512
#Watsco, Inc. 2,549 1,116,054
Watts Water Technologies, Inc.,
Class A 1,879 564,001
#Werner Enterprises, Inc. 9,090 335,148
WESCO International, Inc. 4,461 1,557,424
Westinghouse Air Brake
Technologies Corp. 6,403 1,728,106
*Willdan Group, Inc. 1,365 103,740
Willis Lease Finance Corp. 782 151,825
Woodward, Inc. 4,806 1,744,530
Worthington Enterprises, Inc. 4,690 254,526
WW Grainger, Inc. 1,998 2,320,377
*XPO, Inc. 10,623 2,338,441
Xylem, Inc. 9,303 1,099,242
Zurn Elkay Water Solutions Corp. 11,427 593,747
TOTAL INDUSTRIALS 381,262,402
INFORMATION TECHNOLOGY — (27.1%)
*8x8, Inc. 5,573 10,700
A10 Networks, Inc. 5,394 143,912
Accenture PLC, Class A 15,698 2,805,390
*ACI Worldwide, Inc. 6,200 267,964
*ACM Research, Inc., Class A 6,774 350,148
Adeia, Inc. 14,003 445,996
*Adobe, Inc. 8,665 2,132,456
*ADTRAN Holdings, Inc. 5,451 96,428
Advanced Energy Industries, Inc. 3,136 1,203,942
*Advanced Micro Devices, Inc. 32,153 11,397,917
*Agilysys, Inc. 2,066 132,348
*Airgain, Inc. 904 6,391
*Akamai Technologies, Inc. 11,646 1,199,305
*Alarm.com Holdings, Inc. 5,416 240,525
#*Alkami Technology, Inc. 3,217 50,764
#*Allegro MicroSystems, Inc. 10,738 520,793
*Alpha & Omega Semiconductor,
Ltd. 2,516 109,270
*Ambarella, Inc. 4,781 328,933
Amdocs, Ltd. 10,265 663,838
Amkor Technology, Inc. 26,836 1,871,811
Amphenol Corp., Class A 34,559 5,089,504
#*AmpliTech Group, Inc. 1,725 3,381
*Amtech Systems, Inc. 2,010 34,994
Analog Devices, Inc. 13,627 5,481,597
#*Appfolio, Inc., Class A 1,314 219,556
Apple, Inc. 567,244 153,921,659
Applied Materials, Inc. 22,016 8,685,092
*Applied Optoelectronics, Inc. 2,826 464,481
*AppLovin Corp., Class A 8,890 3,968,052
*Arista Networks, Inc. 18,377 3,173,892
*Arrow Electronics, Inc. 5,113 960,375
*Astera Labs, Inc. 6,146 1,196,872
*AstroNova, Inc. 2,400 32,640
#*Aurora Innovation, Inc., Class A 37,398 219,900

43
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Autodesk, Inc. 10,261 $ 2,431,857
*AvePoint, Inc. 6,064 59,124
*Aviat Networks, Inc. 500 11,465
Avnet, Inc. 8,393 692,506
*Aware, Inc. 8,500 9,860
#*Axcelis Technologies, Inc. 5,184 721,146
*AXT, Inc. 897 71,060
*Backblaze, Inc., Class A 2,096 8,971
Badger Meter, Inc. 1,833 221,628
Bel Fuse, Inc., Class A 219 53,316
#Bel Fuse, Inc., Class B 1,005 277,219
Belden, Inc. 2,969 333,953
Benchmark Electronics, Inc. 4,190 343,790
#Bentley Systems, Inc., Class B 19,987 651,976
#*BILL Holdings, Inc. 12,475 474,050
*BK Technologies Corp. 167 16,092
*Blackbaud, Inc. 886 32,933
#*BlackLine, Inc. 3,576 111,750
*Box, Inc., Class A 12,433 300,879
Broadcom, Inc. 137,670 57,467,588
*Cadence Design Systems, Inc. 5,571 1,836,146
*Calix, Inc. 5,962 259,705
#*CCC Intelligent Solutions
Holdings, Inc. 16,467 86,287
CDW Corp. 10,847 1,485,063
*Cerence, Inc. 3,909 35,572
*CEVA, Inc. 1,851 56,530
*Ciena Corp. 7,843 4,137,810
#*Cipher Digital, Inc. 41,045 728,138
*Cirrus Logic, Inc. 4,703 766,965
Cisco Systems, Inc. 112,665 10,308,848
#*Cleanspark, Inc. 42,517 532,738
Clear Secure, Inc., Class A 5,943 317,297
*Clearfield, Inc. 1,156 33,397
Climb Global Solutions, Inc. 1,308 21,817
*Cloudflare, Inc., Class A 3,280 672,302
*Coda Octopus Group, Inc. 4 45
Cognex Corp. 13,107 727,570
Cognizant Technology Solutions
Corp., Class A 29,167 1,542,934
*Coherent Corp. 7,211 2,305,429
*Cohu, Inc. 6,499 307,728
*Commvault Systems, Inc. 1,355 133,982
*Comtech Telecommunications
Corp. 7,900 27,808
*Consensus Cloud Solutions, Inc. 1,405 36,361
*CoreWeave, Inc., Class A 44 4,910
Corning, Inc. 38,389 6,305,009
*Corsair Gaming, Inc. 4,285 29,095
*CPS Technologies Corp. 3,610 17,797
#Crane NXT Co. 7,752 346,359
*Credo Technology Group
Holding, Ltd. 6,360 1,106,704
*Crexendo, Inc. 4 26
*Crowdstrike Holdings, Inc., Class
A 2,402 1,070,692
CSP, Inc. 731 6,791
CTS Corp. 3,325 189,857
*CVD Equipment Corp. 3,304 22,401
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Daily Journal Corp. 231 $ 122,144
*Daktronics, Inc. 4,293 84,400
*Data I/O Corp. 3,526 9,555
*Datadog, Inc., Class A 7,073 934,980
Dell Technologies, Inc., Class C 8,158 1,704,614
#*Diebold Nixdorf, Inc. 3,516 270,064
*Digi International, Inc. 2,822 158,145
#*Digital Turbine, Inc. 10,446 36,874
#*DigitalOcean Holdings, Inc. 7,975 769,029
*Diodes, Inc. 4,344 465,460
*Docusign, Inc., Class A 5,780 265,822
Dolby Laboratories, Inc., Class A 4,557 292,286
#*Dropbox, Inc., Class A 16,509 401,004
*DXC Technology Co. 8,289 93,831
*Dynatrace, Inc. 19,806 717,175
*Eastman Kodak Co. 6,882 91,737
*eGain Corp. 1,504 11,370
*Electro-Sensors, Inc. 210 1,604
*Enphase Energy, Inc. 7,879 259,692
Entegris, Inc. 10,881 1,538,356
*EPAM Systems, Inc. 5,690 647,408
ePlus, Inc. 3,246 274,904
*Everforth, Inc. 364 7,680
*Everpure, Inc., Class A 13,935 995,656
*Everspin Technologies, Inc. 2,337 42,720
*F5, Inc. 4,549 1,473,421
*Fabrinet 3,118 2,131,059
*Fair Isaac Corp. 542 555,550
*Fastly, Inc., Class A 11,640 293,968
*First Solar, Inc. 10,124 2,043,934
*Five9, Inc. 7,624 131,133
*Flex, Ltd. 32,494 2,974,826
*FormFactor, Inc. 5,110 694,602
*Fortinet, Inc. 29,524 2,489,168
Franklin Wireless Corp. 4 15
*Frequency Electronics, Inc. 562 28,190
Gen Digital, Inc. 68,026 1,312,222
*GLOBALFOUNDRIES, Inc. 17,708 1,143,937
*GoDaddy, Inc., Class A 964 83,666
*Guidewire Software, Inc. 3,130 433,161
*Harmonic, Inc. 10,450 119,444
Hewlett Packard Enterprise Co. 77,224 2,221,734
HP, Inc. 45,303 945,021
#*Hut 8 Corp., Class U 912 69,111
#*I3 Verticals, Inc., Class A 1,562 35,223
*Ichor Holdings, Ltd. 4,836 319,031
*Identiv, Inc. 3,236 15,339
#*indie Semiconductor, Inc.,
Class A 5,600 25,256
Information Services Group, Inc. 3,628 14,802
#*Inseego Corp. 1,691 30,827
*Intel Corp. 128,953 12,183,479
*Intellicheck, Inc. 2,213 17,682
*Intellinetics, Inc. 796 5,715
#InterDigital, Inc. 2,454 727,758
International Business Machines
Corp. 33,315 7,695,099
*inTEST Corp. 1,250 23,362

44
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Intuit, Inc. 5,189 $ 2,015,927
*Inuvo, Inc. 1,800 3,366
#*IonQ, Inc. 23,021 1,038,708
*IPG Photonics Corp. 4,453 529,551
*Itron, Inc. 6,243 523,163
Jabil, Inc. 6,214 2,097,163
*Key Tronic Corp. 3,723 10,573
*Keysight Technologies, Inc. 5,508 1,927,304
*Kimball Electronics, Inc. 2,053 55,452
KLA Corp. 4,909 8,592,468
*Knowles Corp. 12,565 391,902
Kulicke & Soffa Industries, Inc. 3,979 340,205
*KVH Industries, Inc. 4 36
Lam Research Corp. 35,969 9,274,966
*Lantronix, Inc. 3,513 23,572
*Lattice Semiconductor Corp. 4,851 593,180
*LGL Group, Inc. (The) 222 1,543
#*Life360, Inc. 2,033 87,602
Littelfuse, Inc. 2,060 832,590
*LiveRamp Holdings, Inc. 10,031 293,206
*Lumentum Holdings, Inc. 2,505 2,260,312
*MACOM Technology Solutions
Holdings, Inc. 2,802 789,071
*Magnachip Semiconductor Corp. 4,788 16,279
*Manhattan Associates, Inc. 4,392 605,613
Marvell Technology, Inc. 31,672 5,230,631
*MaxLinear, Inc., Class A 13,737 971,893
Methode Electronics, Inc. 3,361 26,955
Microchip Technology, Inc. 14,849 1,379,621
Micron Technology, Inc. 38,945 20,140,796
Microsoft Corp. 262,113 106,884,439
#*Mirion Technologies, Inc., Class
A 25,182 497,345
*Mitek Systems, Inc. 4,087 57,055
MKS, Inc. 5,089 1,444,004
*MongoDB, Inc., Class A 4,584 1,149,805
Monolithic Power Systems, Inc. 1,502 2,424,844
Motorola Solutions, Inc. 7,394 3,246,188
*M-Tron Industries, Inc., Class M 269 17,964
*N-able, Inc. 8,871 45,952
Napco Security Technologies, Inc. 2,340 109,395
*NCR Voyix Corp. 9,809 67,584
NetApp, Inc. 18,017 1,995,743
*NETGEAR, Inc. 2,715 68,608
*NetScout Systems, Inc. 11,381 383,540
*NetSol Technologies, Inc. 636 2,162
*Nortech Systems, Inc. 792 10,803
*Novanta, Inc. 3,422 443,252
*Nutanix, Inc., Class A 4,171 170,552
NVE Corp. 468 38,746
NVIDIA Corp. 882,408 176,102,165
NXP Semiconductors NV 18,157 5,330,714
*Okta, Inc., Class A 9,945 732,449
*ON Semiconductor Corp. 31,941 3,219,972
OneSpan, Inc. 2,662 30,826
*Onto Innovation, Inc. 4,013 1,184,076
*Ooma, Inc. 1,500 24,480
#*Optical Cable Corp. 5,300 54,590
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Oracle Corp. 59,701 $ 9,635,144
#*OSI Systems, Inc. 1,605 460,507
#*Ouster, Inc. 3,382 91,179
*Palantir Technologies, Inc.,
Class A 19,118 2,659,505
*Palo Alto Networks, Inc. 9,387 1,683,277
#*PAR Technology Corp. 1,474 19,811
PC Connection, Inc. 3,206 204,350
*PDF Solutions, Inc. 2,696 115,524
Pegasystems, Inc. 12,651 462,394
#*Penguin Solutions, Inc. 7,715 234,613
*Photronics, Inc. 10,027 496,136
*Plexus Corp. 2,130 533,735
#*Porch Group, Inc. 4,129 39,762
#Power Integrations, Inc. 4,990 362,823
*Powerfleet, Inc. 11,256 36,244
*Procore Technologies, Inc. 8,205 464,239
*PTC, Inc. 9,746 1,328,380
*Q2 Holdings, Inc. 2,644 134,183
Qnity Electronics, Inc. 17,583 2,473,225
*Qorvo, Inc. 9,653 909,506
QUALCOMM, Inc. 44,224 7,941,746
*Qualys, Inc. 3,363 292,346
Ralliant Corp. 6,485 294,678
*Rambus, Inc. 8,252 949,888
*Red Violet, Inc. 1,011 37,842
ReposiTrak, Inc. 4 39
*Research Solutions, Inc. 2,711 6,886
*RF Industries, Ltd. 4 58
*Ribbon Communications, Inc. 2,541 6,708
Richardson Electronics, Ltd. 1,504 21,658
*Rimini Street, Inc. 4,086 13,933
RingCentral, Inc., Class A 9,288 373,563
#*Riot Platforms, Inc. 39,780 685,807
*Rogers Corp. 1,674 227,245
Roper Technologies, Inc. 4,400 1,561,164
*Rubrik, Inc., Class A 898 47,756
*SailPoint, Inc. 5,511 62,936
Salesforce, Inc. 21,282 3,756,911
#*Samsara, Inc., Class A 7,217 207,417
*Sandisk Corp. 3,208 3,517,604
*Sanmina Corp. 4,643 1,011,338
*ScanSource, Inc. 2,322 95,481
Seagate Technology Holdings
PLC 8,781 5,915,233
*Semtech Corp. 2,083 218,819
*SentinelOne, Inc., Class A 16,959 240,139
*ServiceNow, Inc. 9,822 867,381
*Silicon Laboratories, Inc. 2,096 456,299
*Silvaco Group, Inc. 349 3,563
*SiTime Corp. 650 365,397
#*SkyWater Technology, Inc. 3,239 103,324
#Skyworks Solutions, Inc. 19,045 1,336,388
*Snowflake, Inc., Class A 6,976 952,015
#*SolarEdge Technologies, Inc. 2,984 127,894
*Sono-Tek Corp. 486 2,663
*Sprinklr, Inc., Class A 10,059 49,490
#*Super Micro Computer, Inc. 26,914 737,444

45
Dimensional US Core Equity 1 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Synaptics, Inc. 5,482 $ 513,060
*Synopsys, Inc. 3,817 1,842,084
TD SYNNEX Corp. 5,567 1,270,278
TE Connectivity PLC 18,149 3,841,417
*Teledyne Technologies, Inc. 3,235 2,089,325
*Telos Corp. 3,810 16,269
*Teradata Corp. 9,548 251,590
Teradyne, Inc. 4,390 1,507,833
Texas Instruments, Inc. 28,268 7,945,569
*TransAct Technologies, Inc. 2,777 9,247
*Trimble, Inc. 16,337 1,099,807
#*Trio-Tech International 228 3,208
*TTM Technologies, Inc. 9,375 1,483,312
*Tucows, Inc., Class A 831 13,072
*Turtle Beach Corp. 1,393 16,047
*Twilio, Inc., Class A 11,177 1,654,867
*Tyler Technologies, Inc. 84 28,656
#*UiPath, Inc., Class A 39,107 402,802
#*Ultra Clean Holdings, Inc. 4,345 339,562
*Unity Software, Inc. 37,615 993,788
#Universal Display Corp. 2,380 207,274
Universal Safety Products, Inc. 2,202 13,102
#*Varonis Systems, Inc., Class B 1,029 27,063
#*Veeco Instruments, Inc. 10,061 501,541
VeriSign, Inc. 6,149 1,651,990
*Viant Technology, Inc., Class A 8 87
*Viasat, Inc. 13,278 875,153
*Viavi Solutions, Inc. 21,802 1,142,425
*VirnetX Holding Corp. 335 4,482
Vishay Intertechnology, Inc. 21,454 621,522
*Vishay Precision Group, Inc. 1,395 84,286
*Vistance Networks, Inc. 19,743 252,612
#Vontier Corp. 17,187 616,670
Western Digital Corp. 24,604 10,690,930
*WidePoint Corp. 689 4,368
*Xperi, Inc. 4,000 26,760
*Yext, Inc. 7,772 30,000
*Zebra Technologies Corp. 4,202 950,745
#*Zeta Global Holdings Corp.,
Class A 20,777 382,712
*Zoom Communications, Inc.,
Class A 20,271 1,969,328
*Zscaler, Inc. 2,797 365,512
TOTAL INFORMATION
TECHNOLOGY 823,981,193
MATERIALS — (3.1%)
AdvanSix, Inc. 2,389 58,913
Air Products and Chemicals, Inc. 11,142 3,343,157
#Albemarle Corp. 8,431 1,658,378
Alcoa Corp. 20,058 1,279,500
*Alpha Metallurgical Resources,
Inc. 2,103 392,104
*Alto Ingredients, Inc. 7,577 41,825
Amcor PLC 39,494 1,502,352
#*American Battery Technology
Co. 9,629 32,546
*American Vanguard Corp. 3,604 10,380
*Ampco-Pittsburgh Corp. 3,984 43,505
Shares Value†
MATERIALS — (Continued)
AptarGroup, Inc. 6,436 $ 796,004
Ardagh Metal Packaging SA 33,336 128,344
*Arq, Inc. 3,130 7,105
*Ascent Industries Co. 4 58
Ashland, Inc. 7,736 412,019
Avery Dennison Corp. 9,564 1,567,826
Avient Corp. 8,454 313,474
*Axalta Coating Systems, Ltd. 36,677 1,043,094
Balchem Corp. 1,898 306,755
Ball Corp. 21,219 1,296,057
Cabot Corp. 5,244 403,578
Caledonia Mining Corp. PLC 1,851 42,388
Celanese Corp., Class A 6,948 470,796
*Century Aluminum Co. 11,748 698,301
CF Industries Holdings, Inc. 20,444 2,539,145
Chemours Co. (The) 12,019 323,912
*Cleveland-Cliffs, Inc. 52,006 530,461
*Coeur Mining, Inc. 46,535 836,234
Commercial Metals Co. 10,230 705,461
*Compass Minerals International,
Inc. 5,032 134,405
*Core Molding Technologies, Inc. 594 16,008
Corteva, Inc. 33,319 2,699,172
CRH PLC 32,945 3,901,347
Crown Holdings, Inc. 17,334 1,704,106
#*Dakota Gold Corp. 4,468 24,038
Dow, Inc. 4,658 188,602
DuPont de Nemours, Inc. 30,728 1,403,040
Eagle Materials, Inc. 4,881 1,025,547
Eastman Chemical Co. 11,438 836,003
Ecolab, Inc. 12,530 3,265,318
*Ecovyst, Inc. 11,333 160,702
Element Solutions, Inc. 23,856 1,016,027
Flexible Solutions International,
Inc. 602 3,732
#*Flotek Industries, Inc. 3,289 55,584
Freeport-McMoRan, Inc. 70,098 4,050,262
#Friedman Industries, Inc. 4 82
Greif, Inc., Class A 2,636 171,973
Greif, Inc., Class B 715 57,372
Hawkins, Inc. 2,008 336,240
HB Fuller Co. 5,269 318,880
Hecla Mining Co. 63,354 1,141,639
Huntsman Corp. 21,939 315,263
*Ingevity Corp. 2,983 227,275
Innospec, Inc. 1,971 150,308
International Flavors &
Fragrances, Inc. 16,906 1,186,801
International Paper Co. 40,371 1,228,086
*Intrepid Potash, Inc. 1,094 43,290
*Ivanhoe Electric, Inc. 5,179 66,447
Kaiser Aluminum Corp. 1,850 315,295
#*Knife River Corp. 5,703 527,813
Koppers Holdings, Inc. 2,373 96,890
#Kronos Worldwide, Inc. 5,488 40,831
Linde PLC 17,813 8,926,807
Louisiana-Pacific Corp. 5,693 410,978
*LSB Industries, Inc. 5,635 83,961

46
Dimensional US Core Equity 1 ETF
continued
Shares Value†
MATERIALS — (Continued)
LyondellBasell Industries NV,
Class A 4,918 $ 366,883
Martin Marietta Materials, Inc. 2,449 1,516,102
Materion Corp. 1,556 286,008
Mativ Holdings, Inc. 7,714 71,586
*McEwen, Inc. 7,900 171,272
*Metallus, Inc. 4,987 95,950
Minerals Technologies, Inc. 2,977 214,165
Mosaic Co. (The) 35,615 828,761
#*MP Materials Corp. 8,834 583,397
Myers Industries, Inc. 3,936 81,121
NewMarket Corp. 1,172 791,827
Newmont Corp. 52,541 5,836,780
Nexa Resources SA 6,564 99,182
Northern Technologies
International Corp. 1,297 10,376
Nucor Corp. 9,958 2,243,438
*O-I Glass, Inc. 27,676 252,128
Olin Corp. 12,356 351,899
Packaging Corp. of America 13,378 2,855,534
*Perimeter Solutions, Inc. 9,902 300,031
PPG Industries, Inc. 23,404 2,539,334
#Quaker Chemical Corp. 2,803 380,900
#*Ramaco Resources, Inc., Class
A 7,903 117,360
Ramaco Resources, Inc., Class B 35 351
*Ranpak Holdings Corp., Class A 8,200 41,738
*Rayonier Advanced Materials,
Inc. 6,596 62,596
Reliance, Inc. 3,744 1,357,200
Royal Gold, Inc. 6,220 1,451,624
RPM International, Inc. 11,396 1,161,138
Ryerson Holding Corp. 5,209 144,341
Scotts Miracle-Gro Co. (The) 6,148 385,480
Sensient Technologies Corp. 3,275 372,171
Sherwin-Williams Co. (The) 10,824 3,481,107
Silgan Holdings, Inc. 10,013 406,027
*Smith-Midland Corp. 421 14,221
Smurfit Westrock PLC 44,746 1,717,799
Solstice Advanced Materials, Inc. 12,749 1,044,781
Sonoco Products Co. 8,868 443,045
Southern Copper Corp. 2,385 409,481
Steel Dynamics, Inc. 14,072 3,217,704
Stepan Co. 2,202 110,166
SunCoke Energy, Inc. 7,565 51,593
Sylvamo Corp. 4,293 183,440
*Tredegar Corp. 4,177 40,099
TriMas Corp. 6,803 251,847
#Tronox Holdings PLC 21,424 214,026
United States Lime & Minerals,
Inc. 1,944 209,310
Vulcan Materials Co. 5,226 1,576,893
Warrior Met Coal, Inc. 5,708 512,864
Westlake Corp. 801 92,339
Worthington Steel, Inc. 4,916 188,922
TOTAL MATERIALS 96,050,133
REAL ESTATE — (0.2%)
*Alset, Inc., Class A 314 474
Shares Value†
REAL ESTATE — (Continued)
*AMREP Corp. 486 $ 13,389
*CBRE Group, Inc., Class A 14,697 2,097,703
*CKX Lands, Inc. 100 1,160
*Compass, Inc., Class A 37,253 282,005
*Comstock Holding Cos., Inc.,
Class A 4 64
*CoStar Group, Inc. 2,945 101,926
*Cushman & Wakefield, Ltd. 21,367 299,993
*Douglas Elliman, Inc. 4,960 9,970
*Five Point Holdings LLC, Class A 5,948 29,621
*Forestar Group, Inc. 4,233 119,625
*FRP Holdings, Inc. 1,324 27,817
#*Howard Hughes Holdings, Inc. 5,503 342,672
*Jones Lang LaSalle, Inc. 4,152 1,320,876
Kennedy-Wilson Holdings, Inc. 8,191 89,282
Marcus & Millichap, Inc. 4,387 121,915
Newmark Group, Inc., Class A 15,052 242,638
#*Opendoor Technologies, Inc. 1,214 6,531
RMR Group, Inc. (The), Class A 1,646 29,315
#*Seaport Entertainment Group,
Inc. 462 10,298
St. Joe Co. (The) 4,125 266,351
*Stratus Properties, Inc. 1,100 33,286
*Tejon Ranch Co. 3,608 70,609
*Zillow Group, Inc., Class A 2,794 124,640
*Zillow Group, Inc., Class C 3,373 149,761
TOTAL REAL ESTATE 5,791,921
UTILITIES — (2.4%)
AES Corp. (The) 72,826 1,052,336
#Alliant Energy Corp. 15,612 1,146,389
Ameren Corp. 7,179 815,893
American Electric Power Co., Inc. 29,417 4,033,365
American States Water Co. 2,176 163,831
#American Water Works Co., Inc. 14,549 1,868,383
Artesian Resources Corp., Class
A 349 10,927
Atmos Energy Corp. 4,266 810,455
Avista Corp. 4,980 204,678
Black Hills Corp. 7,799 587,187
California Water Service Group 4,625 195,360
#CenterPoint Energy, Inc. 44,948 1,961,980
Chesapeake Utilities Corp. 1,345 169,631
Clearway Energy, Inc., Class A 1,937 78,313
#Clearway Energy, Inc., Class C 5,240 211,486
CMS Energy Corp. 22,989 1,764,176
Consolidated Edison, Inc. 13,997 1,560,525
Consolidated Water Co., Ltd.,
Class OR 1,418 45,447
Constellation Energy Corp. 7,716 2,415,108
Dominion Energy, Inc. 41,751 2,692,939
DTE Energy Co. 5,533 839,301
Duke Energy Corp. 19,131 2,478,421
Edison International 23,380 1,624,676
Entergy Corp. 20,382 2,403,242
Essential Utilities, Inc. 33,791 1,290,816
Evergy, Inc. 14,058 1,164,565
Eversource Energy 28,641 2,024,919
Exelon Corp. 45,303 2,083,485

47
Dimensional US Core Equity 1 ETF
continued
Shares Value†
UTILITIES — (Continued)
FirstEnergy Corp. 35,066 $ 1,666,336
Genie Energy, Ltd., Class B 1,790 25,006
Global Water Resources, Inc. 4 28
#H2O America 2,406 135,193
*Hallador Energy Co. 6,849 106,365
*Hawaiian Electric Industries, Inc. 24,346 366,894
#IDACORP, Inc. 4,701 694,526
#MDU Resources Group, Inc. 20,372 458,981
MGE Energy, Inc. 2,023 162,285
Middlesex Water Co. 978 49,761
National Fuel Gas Co. 7,271 613,527
New Jersey Resources Corp. 8,680 488,771
NextEra Energy, Inc. 64,815 6,344,092
NiSource, Inc. 34,045 1,643,693
Northwest Natural Holding Co. 2,727 144,531
Northwestern Energy Group, Inc. 4,311 311,858
NRG Energy, Inc. 8,518 1,325,230
OGE Energy Corp. 11,792 575,450
#*Oklo, Inc., Class A 2,137 154,932
ONE Gas, Inc. 3,103 276,850
#Ormat Technologies, Inc. 7,583 871,287
Otter Tail Corp. 2,514 224,349
PG&E Corp. 82,361 1,368,840
#Pinnacle West Capital Corp. 8,802 912,943
#Portland General Electric Co. 6,976 362,264
PPL Corp. 32,379 1,212,270
Public Service Enterprise Group,
Inc. 19,007 1,552,112
*Pure Cycle Corp. 4 46
RGC Resources, Inc. 590 13,411
Sempra 33,264 3,164,072
Southern Co. (The) 30,120 2,912,604
Southwest Gas Holdings, Inc. 4,095 385,135
Spire, Inc. 2,796 254,939
*Spruce Power Holding Corp. 487 1,622
*Talen Energy Corp. 1,964 731,433
TXNM Energy, Inc. 873 51,559
Shares Value†
UTILITIES — (Continued)
UGI Corp. 13,911 $ 502,048
Unitil Corp. 1,008 52,880
Vistra Corp. 21,851 3,448,962
WEC Energy Group, Inc. 11,132 1,312,908
Xcel Energy, Inc. 27,615 2,290,664
York Water Co. (The) 463 13,436
TOTAL UTILITIES 72,881,927
TOTAL COMMON STOCKS 2,952,934,363
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*GameStop Corp. 10/30/26 2,230 8,184
FINANCIALS — (0.0%)
*Hologic, Inc. CVR 04/09/29 14,057 141
HEALTH CARE — (0.0%)
*89bio, Inc. CVR 12/31/35 13,792 4,688
*<Mirati Therapeutics CVR
01/04/27 45 134
*<Novo Nordisk CVR 06/30/31 2,264 1,472
*<Poseida Therapeutics, Inc.
CVR 01/02/29 18 26
*Tempest Therapeutics, Inc.
03/03/31 3,985 –
*<Verve Therapeutics, Inc. CVR
07/25/35 801 1,490
TOTAL HEALTH CARE 7,810
INFORMATION TECHNOLOGY — (0.0%)
*Gen Digital, Inc. CVR 01/04/27 223 91
TOTAL RIGHTS/WARRANTS 16,226
TOTAL INVESTMENT SECURITIES — (97.0%)
(Cost $2,376,008,521) 2,952,950,589
SECURITIES LENDING COLLATERAL — (3.0%)
@§The DFA Short Term
Investment Fund 7,802,187 90,271,299
TOTAL INVESTMENTS — ( 100.0% )
(Cost $2,466,279,820) $ 3,043,221,888
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 264,623,801 $ — $ — $ 264,623,801
Consumer Discretionary .......... 298,895,699 — — 298,895,699
Consumer Staples .............. 148,868,160 — — 148,868,160
Energy ....................... 164,641,681 — — 164,641,681
Financials ..................... 440,094,513 — — 440,094,513
Health Care ................... 255,842,933 — — 255,842,933
Industrials ..................... 381,262,402 — — 381,262,402
Information Technology .......... 823,981,193 — — 823,981,193
Materials ..................... 96,050,133 — — 96,050,133
Real Estate .................... 5,791,921 — — 5,791,921

48
Dimensional US Core Equity 1 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Utilities ....................... $ 72,881,927 $ — $ — $ 72,881,927
Rights/Warrants
Consumer Discretionary .......... 8,184 — — 8,184
Financials ..................... — 141 — 141
Health Care ................... — 4,689 3,121 7,810
Information Technology .......... 91 — — 91
Securities Lending Collateral ........ — 90,271,299 — 90,271,299
Total Investments .................
$2,952,942,638 $90,276,129 $3,121> $3,043,221,888
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

49
Dimensional US High Profitability ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value†
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (6.2%)
#*Charter Communications, Inc.,
Class A 130,402 $ 21,538,498
#*Live Nation Entertainment, Inc. 147,272 23,260,140
Meta Platforms, Inc., Class A 802,053 490,784,251
*Netflix, Inc. 1,234,585 115,569,502
Omnicom Group, Inc. 67,292 5,162,642
T-Mobile US, Inc. 106,005 20,723,978
Verizon Communications, Inc. 650,597 31,248,174
Warner Music Group Corp., Class
A 42,034 1,188,301
TOTAL COMMUNICATION
SERVICES 709,475,486
CONSUMER DISCRETIONARY — (9.2%)
Best Buy Co., Inc. 236,984 14,335,162
*Burlington Stores, Inc. 69,433 22,219,254
Carnival Corp. 927,865 24,597,701
#*Carvana Co., Class A 82,896 32,810,237
*Chipotle Mexican Grill, Inc.,
Class A 1,233,641 41,931,458
Darden Restaurants, Inc. 140,550 28,188,708
#Dick's Sporting Goods, Inc. 32,418 7,356,293
eBay, Inc. 576,696 59,676,502
Expedia Group, Inc. 136,664 33,943,238
General Motors Co. 416,373 32,014,920
Home Depot, Inc. (The) 728,165 239,420,652
Las Vegas Sands Corp. 451,555 24,659,419
Lowe's Cos., Inc. 42,489 10,145,948
*Lululemon Athletica, Inc. 94,984 13,079,297
Marriott International, Inc., Class
A 9,027 3,264,976
*NVR, Inc. 1,662 10,496,976
Ralph Lauren Corp., Class A 15,118 5,421,919
Ross Stores, Inc. 474,122 108,000,250
Royal Caribbean Cruises, Ltd. 233,244 61,520,437
Service Corp. International 186,088 15,078,711
Tapestry, Inc. 126,520 18,350,461
TJX Cos., Inc. (The) 928,771 145,584,854
Tractor Supply Co. 864,602 30,347,530
* Ulta Beauty, Inc. 57,061 30,669,146
Williams-Sonoma, Inc. 202,824 36,753,737
TOTAL CONSUMER
DISCRETIONARY 1,049,867,786
CONSUMER STAPLES — (7.8%)
Altria Group, Inc. 132,512 9,626,997
*BJ's Wholesale Club Holdings,
Inc. 41,686 3,913,899
Coca-Cola Co. (The) 2,104,326 165,736,716
Colgate-Palmolive Co. 792,871 67,679,469
Costco Wholesale Corp. 178,697 181,293,467
Estee Lauder Cos., Inc. (The),
Class A 32,172 2,467,914
Hershey Co. (The) 148,146 27,516,638
#Kimberly-Clark Corp. 391,944 38,579,048
Shares Value†
CONSUMER STAPLES — (Continued)
Kroger Co. (The) 1,166,355 $ 79,393,785
PepsiCo, Inc. 1,154,358 182,954,199
Procter & Gamble Co. (The) 329,941 48,531,022
Sysco Corp. 759,206 56,720,280
Target Corp. 245,519 31,856,090
TOTAL CONSUMER STAPLES 896,269,524
ENERGY — (2.3%)
Cheniere Energy, Inc. 372,664 102,463,967
Chevron Corp. 89,075 17,219,088
ConocoPhillips 178,504 22,452,233
#Devon Energy Corp. 381,880 19,617,176
Marathon Petroleum Corp. 4,707 1,168,701
Targa Resources Corp. 298,420 77,613,073
TechnipFMC PLC 160,052 12,095,130
#Texas Pacific Land Corp. 27,386 12,150,347
Valero Energy Corp. 3,528 891,102
TOTAL ENERGY 265,670,817
FINANCIALS — (9.5%)
American Express Co. 171,391 55,367,863
Ameriprise Financial, Inc. 160,540 76,222,787
Aon PLC, Class A 148,500 46,280,025
* Corpay , Inc. 90,435 27,715,614
Equitable Holdings, Inc. 100,553 4,243,337
LPL Financial Holdings, Inc. 34,476 11,519,466
Marsh & McLennan Cos., Inc. 6,785 1,137,912
Mastercard, Inc., Class A 498,179 250,544,183
Moody's Corp. 119,458 55,171,677
Principal Financial Group, Inc. 8,918 899,915
Travelers Cos., Inc. (The) 287,658 87,775,962
Visa, Inc., Class A 1,377,101 454,222,994
Willis Towers Watson PLC 72,292 18,521,210
TOTAL FINANCIALS 1,089,622,945
HEALTH CARE — (12.9%)
AbbVie, Inc. 548,152 115,835,481
*Alnylam Pharmaceuticals, Inc. 32,980 10,206,980
Amgen, Inc. 432,912 149,895,780
Bristol-Myers Squibb Co. 1,698,920 102,937,563
Cencora , Inc. 249,308 76,789,357
*DaVita, Inc. 32,462 5,036,155
Eli Lilly & Co. 511,960 478,477,816
Gilead Sciences, Inc. 998,760 130,677,758
HCA Healthcare, Inc. 11,871 5,157,356
*IDEXX Laboratories, Inc. 105,884 59,379,747
*IQVIA Holdings, Inc. 573 90,746
Johnson & Johnson 423,421 97,323,317
* Medpace Holdings, Inc. 6,984 2,923,921
Merck & Co., Inc. 1,625,832 177,508,338
*Mettler-Toledo International, Inc. 9,242 11,798,430
* Solventum Corp. 5,034 339,090
*Waters Corp. 24,884 7,694,879
Zoetis, Inc., Class A 375,907 43,218,028
TOTAL HEALTH CARE 1,475,290,742

50
Dimensional US High Profitability ETF
continued
Shares Value†
INDUSTRIALS — (16.7%)
3M Co. 405,384 $ 59,396,864
Advanced Drainage Systems, Inc. 9,199 1,372,951
Allegion PLC 16,113 2,215,215
Automatic Data Processing, Inc. 314,458 66,646,229
Broadridge Financial Solutions,
Inc. 121,041 18,637,893
Carlisle Cos., Inc. 6,405 2,275,440
Caterpillar, Inc. 336,988 299,956,389
CH Robinson Worldwide, Inc. 65,543 11,916,373
Cintas Corp. 308,968 53,979,799
Comfort Systems USA, Inc. 22,998 42,322,069
CSX Corp. 1,834,140 83,324,980
Deere & Co. 7,077 4,174,510
Delta Air Lines, Inc. 22,706 1,543,781
EMCOR Group, Inc. 40,845 36,420,261
Expeditors International of
Washington, Inc. 107,628 15,917,105
Fastenal Co. 397,689 17,868,167
Ferguson Enterprises, Inc. 312,389 83,629,659
FTAI Aviation, Ltd. 37,958 9,476,974
Honeywell International, Inc. 433,619 92,937,560
Illinois Tool Works, Inc. 272,199 70,230,064
Leidos Holdings, Inc. 22,286 3,325,517
Lennox International, Inc. 23,357 12,493,426
Lincoln Electric Holdings, Inc. 25,145 6,663,425
Lockheed Martin Corp. 167,591 86,807,110
Paychex, Inc. 471,879 43,710,152
Rockwell Automation, Inc. 44,666 18,264,374
Rollins, Inc. 452,742 25,231,312
Trane Technologies PLC 137,521 67,734,593
UL Solutions, Inc., Class A 6,525 590,447
Union Pacific Corp. 602,790 162,439,849
*United Airlines Holdings, Inc. 375,961 33,836,490
United Parcel Service, Inc., Class
B 432,133 47,016,070
United Rentals, Inc. 98,653 94,691,095
Veralto Corp. 62,079 5,475,368
Verisk Analytics, Inc., Class A 144,402 26,640,725
Vertiv Holdings Co., Class A 400,795 131,657,150
Waste Management, Inc. 295,956 68,824,568
WW Grainger, Inc. 66,859 77,646,700
*XPO, Inc. 98,023 21,577,803
TOTAL INDUSTRIALS 1,908,868,457
INFORMATION TECHNOLOGY — (32.8%)
*Adobe, Inc. 238,987 58,814,701
Amphenol Corp., Class A 407,573 60,023,276
Apple, Inc. 2,715,000 736,715,250
Applied Materials, Inc. 133,808 52,785,918
* AppLovin Corp., Class A 138,564 61,848,041
*Autodesk, Inc. 248,778 58,960,386
CDW Corp. 87,426 11,969,494
*Fortinet, Inc. 457,279 38,553,192
*Gartner, Inc. 45,358 6,735,209
Gen Digital, Inc. 85,522 1,649,719
*GoDaddy, Inc., Class A 2,068 179,482
International Business Machines
Corp. 569,502 131,543,572
Jabil, Inc. 176,597 59,599,722
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
KLA Corp. 93,397 $ 163,477,439
Lam Research Corp. 875,360 225,720,330
*Manhattan Associates, Inc. 1,719 237,033
Microchip Technology, Inc. 41,368 3,843,501
Micron Technology, Inc. 202,947 104,956,070
Microsoft Corp. 1,190,989 485,661,494
Motorola Solutions, Inc. 143,218 62,876,999
#NetApp, Inc. 226,638 25,104,691
NVIDIA Corp. 4,393,619 876,834,544
NXP Semiconductors NV 146,525 43,018,275
Oracle Corp. 1,254,111 202,400,974
QUALCOMM, Inc. 774,142 139,020,420
Seagate Technology Holdings
PLC 6,517 4,390,112
Texas Instruments, Inc. 332,466 93,449,543
Western Digital Corp. 92,605 40,238,725
TOTAL INFORMATION
TECHNOLOGY 3,750,608,112
MATERIALS — (0.6%)
Avery Dennison Corp. 37,464 6,141,473
Crown Holdings, Inc. 1,733 170,371
Sherwin-Williams Co. (The) 184,237 59,252,462
Solstice Advanced Materials, Inc. 21,024 1,722,917
Southern Copper Corp. 41,570 7,137,153
TOTAL MATERIALS 74,424,376
UTILITIES — (1.0%)
NRG Energy, Inc. 217,223 33,795,554
Vistra Corp. 505,808 79,836,735
TOTAL UTILITIES 113,632,289
TOTAL COMMON STOCKS 11,333,730,534
TOTAL INVESTMENT SECURITIES — (99.0%)
(Cost $9,236,172,831) 11,333,730,534
SECURITIES LENDING COLLATERAL — (1.0%)
@§The DFA Short Term
Investment Fund 10,009,094 115,805,221
TOTAL INVESTMENTS — ( 100.0% )
(Cost $9,351,978,052) $ 11,449,535,755

51
Dimensional US High Profitability ETF
continued
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 709,475,486 $ — $ — $ 709,475,486
Consumer Discretionary .......... 1,049,867,786 — — 1,049,867,786
Consumer Staples .............. 896,269,524 — — 896,269,524
Energy ....................... 265,670,817 — — 265,670,817
Financials ..................... 1,089,622,945 — — 1,089,622,945
Health Care ................... 1,475,290,742 — — 1,475,290,742
Industrials ..................... 1,908,868,457 — — 1,908,868,457
Information Technology .......... 3,750,608,112 — — 3,750,608,112
Materials ..................... 74,424,376 — — 74,424,376
Utilities ....................... 113,632,289 — — 113,632,289
Securities Lending Collateral ........ — 115,805,221 — 115,805,221
Total Investments .................
$11,333,730,534 $115,805,221 $— $11,449,535,755
See accompanying Notes to Financial Statements.

52
Dimensional US Large Cap Value ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value†
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (4.4%)
Alphabet, Inc., Class C 5,643 $ 2,155,287
AT&T, Inc. 2,433,124 63,577,530
#*Charter Communications, Inc.,
Class A 37,495 6,193,049
Comcast Corp., Class A 1,174,344 31,754,262
Electronic Arts, Inc. 3,725 753,828
Fox Corp., Class A 122,199 7,758,415
Fox Corp., Class B 118,656 6,765,765
#*Liberty Media Corp.-Liberty
Formula One 1,097 86,882
*Liberty Media Corp.-Liberty
Formula One, Class C 50,009 4,298,274
Omnicom Group, Inc. 76,476 5,867,239
*Take-Two Interactive Software,
Inc. 196 41,897
T-Mobile US, Inc. 142,764 27,910,362
Verizon Communications, Inc. 1,466,100 70,416,783
Walt Disney Co. (The) 235,275 24,409,781
*Warner Bros Discovery, Inc. 411,953 11,143,329
TOTAL COMMUNICATION
SERVICES 263,132,683
CONSUMER DISCRETIONARY — (7.0%)
*Amazon.com, Inc. 695,397 184,321,929
*Aptiv PLC 63,519 3,827,655
Aramark 6,928 316,540
Autoliv, Inc. 791 91,701
Best Buy Co., Inc. 11,761 711,423
BorgWarner, Inc. 15,828 901,721
Carnival Corp. 621,526 16,476,654
D.R. Horton, Inc. 154,318 23,743,368
*Deckers Outdoor Corp. 2,681 273,998
#Dick's Sporting Goods, Inc. 29,344 6,658,740
eBay, Inc. 25,594 2,648,467
*Flutter Entertainment PLC, Class
DI 31,167 3,363,854
Ford Motor Co. 2,783,508 33,624,777
Garmin, Ltd. 74,796 18,784,267
General Motors Co. 620,842 47,736,541
Genuine Parts Co. 41,617 4,462,591
Hasbro, Inc. 536 51,370
#Hyatt Hotels Corp., Class A 1,664 278,836
Lennar Corp., Class A 48,903 4,415,941
#Lennar Corp., Class B 212 18,737
*Lululemon Athletica, Inc. 10,709 1,474,629
*Mohawk Industries, Inc. 1,223 129,100
NIKE, Inc., Class B 629,307 27,916,059
*NVR, Inc. 1,144 7,225,355
#Penske Automotive Group, Inc. 1,611 276,319
PulteGroup, Inc. 131,802 16,127,293
Ralph Lauren Corp., Class A 34 12,194
#*Rivian Automotive, Inc., Class A 159,523 2,616,177
#Somnigroup International, Inc. 23,522 1,784,379
Toll Brothers, Inc. 12,374 1,758,840
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#*TopBuild Corp. 814 $ 360,358
#*Versigent PLC 21,173 740,420
TOTAL CONSUMER
DISCRETIONARY 413,130,233
CONSUMER STAPLES — (4.9%)
Archer-Daniels-Midland Co. 97,268 7,250,357
#Brown-Forman Corp., Class B 322 8,298
Bunge Global SA 18,144 2,305,558
Casey's General Stores, Inc. 17,276 14,203,463
Church & Dwight Co., Inc. 39,444 3,828,435
Constellation Brands, Inc., Class
A 77,002 12,056,973
Dollar General Corp. 99,245 11,500,511
*Dollar Tree, Inc. 23,685 2,300,050
General Mills, Inc. 279,894 9,883,057
Kenvue, Inc. 1,053,008 18,459,230
Keurig Dr Pepper, Inc. 300,046 8,821,352
Kraft Heinz Co. (The) 225,450 5,108,697
Kroger Co. (The) 416,770 28,369,534
McCormick & Co., Inc. 11,070 562,799
#Molson Coors Beverage Co.,
Class B 622 26,584
Mondelez International, Inc.,
Class A 527,934 32,436,265
#*Performance Food Group Co. 14,710 1,332,138
Procter & Gamble Co. (The) 557,022 81,932,366
Target Corp. 268,037 34,777,801
Tyson Foods, Inc., Class A 88,537 5,672,566
*US Foods Holding Corp. 117,456 10,980,961
TOTAL CONSUMER STAPLES 291,816,995
ENERGY — (15.0%)
*Antero Resources Corp. 6,279 246,514
Baker Hughes Co., Class A 681,886 47,506,998
Cheniere Energy, Inc. 10,775 2,962,586
Chevron Corp. 621,529 120,147,771
ConocoPhillips 431,252 54,242,877
Coterra Energy, Inc. 389,961 14,003,500
#Devon Energy Corp. 302,802 15,554,939
Diamondback Energy, Inc. 132,244 27,193,334
EOG Resources, Inc. 321,536 45,198,316
EQT Corp. 190,606 11,451,609
Expand Energy Corp. 85,454 8,729,126
Exxon Mobil Corp. 1,542,694 238,083,965
Halliburton Co. 392,578 16,606,049
Kinder Morgan, Inc. 690,436 22,694,631
Marathon Petroleum Corp. 183,956 45,674,435
Occidental Petroleum Corp. 567,573 34,383,572
#ONEOK, Inc. 333,605 30,845,118
Ovintiv, Inc. 35,344 2,175,423
Permian Resources Corp., Class
A 233,322 5,044,422
Phillips 66 165,723 29,689,275
SLB, Ltd. 896,899 51,015,615
TechnipFMC PLC 1,135 85,772

53
Dimensional US Large Cap Value ETF
continued
Shares Value†
ENERGY — (Continued)
Valero Energy Corp. 166,802 $ 42,130,849
Williams Cos., Inc. (The) 334,130 25,497,460
TOTAL ENERGY 891,164,156
FINANCIALS — (21.4%)
Aflac, Inc. 219,648 24,967,388
Allstate Corp. (The) 168,067 36,514,236
Ally Financial, Inc. 18,158 806,034
American Financial Group, Inc. 688 91,690
American International Group,
Inc. 294,634 22,038,623
#Apollo Global Management, Inc. 3,584 461,332
*Arch Capital Group, Ltd. 192,377 18,171,931
Arthur J. Gallagher & Co. 3,437 709,397
Bank of America Corp. 809,482 43,274,908
Bank of New York Mellon Corp.
(The) 218,391 29,345,199
*Berkshire Hathaway, Inc., Class
B 210,934 99,898,342
Blackrock, Inc. 10,111 10,774,282
*Block, Inc., Class A 120,689 8,509,781
Capital One Financial Corp. 65,966 12,619,296
Carlyle Group, Inc. (The) 35,793 1,792,156
Charles Schwab Corp. (The) 57,339 5,254,546
Chubb, Ltd. 90,136 29,474,472
Cincinnati Financial Corp. 43,134 7,056,722
Citigroup, Inc. 207,015 26,493,780
Citizens Financial Group, Inc. 87,947 5,720,952
CME Group, Inc., Class A 9,384 2,700,903
*Coinbase Global, Inc., Class A 1,591 298,742
Corebridge Financial, Inc. 43,387 1,194,878
East West Bancorp, Inc. 9,968 1,260,653
Everest Group, Ltd. 5,705 2,035,316
Fidelity National Financial, Inc. 14,797 773,883
Fidelity National Information
Services, Inc. 279,722 13,015,465
Fifth Third Bancorp 308,625 15,665,805
First Citizens BancShares, Inc.,
Class A 3,183 6,314,499
*Fiserv, Inc. 128,540 8,053,031
Global Payments, Inc. 21,179 1,524,041
Globe Life, Inc. 8,302 1,280,999
Goldman Sachs Group, Inc. (The) 69,452 64,157,674
Hartford Insurance Group, Inc.
(The) 196,616 26,899,035
Huntington Bancshares, Inc. 604,218 10,126,694
Intercontinental Exchange, Inc. 60,767 9,606,655
Invesco, Ltd. 8,301 217,569
JPMorgan Chase & Co. 863,813 270,572,146
KeyCorp. 168,933 3,735,109
Loews Corp. 56,261 6,335,551
M&T Bank Corp. 42,284 9,244,551
*Markel Group, Inc. 4,580 8,117,913
MetLife, Inc. 392,397 31,431,000
Morgan Stanley 361,998 68,993,199
Nasdaq, Inc. 10,031 921,949
Northern Trust Corp. 95,235 15,841,390
PayPal Holdings, Inc. 454,078 22,767,471
Shares Value†
FINANCIALS — (Continued)
PNC Financial Services Group,
Inc. (The) 67,587 $ 15,071,901
Principal Financial Group, Inc. 108,252 10,923,709
Progressive Corp. (The) 23,003 4,630,044
Prudential Financial, Inc. 132,707 13,019,884
Raymond James Financial, Inc. 132,023 20,901,881
Regions Financial Corp. 424,541 12,120,646
Reinsurance Group of America,
Inc. 1,760 372,170
RenaissanceRe Holdings, Ltd. 2,971 912,008
*Rocket Cos., Inc., Class A 15,614 228,277
*SoFi Technologies, Inc. 45,315 729,571
State Street Corp. 133,491 20,402,764
Synchrony Financial 234,330 17,855,946
#T. Rowe Price Group, Inc. 67,305 6,924,338
Travelers Cos., Inc. (The) 136,925 41,781,294
Truist Financial Corp. 255,338 13,149,907
Unum Group 26,217 2,107,322
US Bancorp 472,880 26,793,381
#W. R. Berkley Corp. 140,350 9,379,590
Webster Financial Corp. 2,901 209,916
Wells Fargo & Co. 738,291 60,709,669
Willis Towers Watson PLC 18,757 4,805,543
TOTAL FINANCIALS 1,270,090,949
HEALTH CARE — (13.7%)
Abbott Laboratories 363,095 32,965,395
Agilent Technologies, Inc. 129,329 14,943,966
Becton Dickinson & Co. 110,352 16,446,862
*Biogen, Inc. 20,803 3,937,592
*BioMarin Pharmaceutical, Inc. 1,028 55,419
*Boston Scientific Corp. 222,619 12,825,081
Bristol-Myers Squibb Co. 545,808 33,070,507
*Charles River Laboratories
International, Inc. 477 79,645
Cigna Group (The) 124,983 36,317,560
CVS Health Corp. 265,349 22,100,918
Danaher Corp. 83,730 14,983,484
*Edwards Lifesciences Corp. 189,315 15,807,803
Elevance Health, Inc. 65,504 24,657,016
GE HealthCare Technologies, Inc. 328,449 19,982,837
Gilead Sciences, Inc. 30,110 3,939,592
#*GRAIL, Inc. 321 17,488
Humana, Inc. 32,728 7,738,208
*Incyte Corp. 67,035 6,386,424
*IQVIA Holdings, Inc. 79,868 12,648,695
Johnson & Johnson 615,671 141,511,979
Labcorp Holdings, Inc. 34,928 8,969,510
Medtronic PLC 324,443 26,270,150
Merck & Co., Inc. 641,452 70,033,729
#*Moderna, Inc. 12,626 580,038
Pfizer, Inc. 1,848,076 49,343,629
Quest Diagnostics, Inc. 79,881 15,512,890
Regeneron Pharmaceuticals, Inc. 12,445 8,799,362
#ResMed, Inc. 56,859 12,157,023
*Roivant Sciences, Ltd. 21,241 606,006
*Solventum Corp. 4,122 277,658
STERIS PLC 45,657 9,902,090
Stryker Corp. 36,007 11,346,886

54
Dimensional US Large Cap Value ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Tenet Healthcare Corp. 40,266 $ 7,131,914
Thermo Fisher Scientific, Inc. 80,972 38,782,349
*United Therapeutics Corp. 15,834 9,046,756
UnitedHealth Group, Inc. 256,585 95,059,611
Universal Health Services, Inc.,
Class B 6,536 1,099,813
*Veeva Systems, Inc., Class A 8,283 1,291,900
*Vertex Pharmaceuticals, Inc. 29,414 12,570,955
Viatris, Inc. 79,656 1,190,061
*Waters Corp. 16,195 5,007,980
West Pharmaceutical Services,
Inc. 6,685 1,989,389
Zimmer Biomet Holdings, Inc. 53,007 4,369,367
TOTAL HEALTH CARE 811,755,537
INDUSTRIALS — (13.9%)
*Amentum Holdings, Inc. 14,938 391,824
AMETEK, Inc. 120,805 28,449,578
*API Group Corp. 53,452 2,443,825
#Carlisle Cos., Inc. 2,221 789,032
Carrier Global Corp. 314,150 21,101,456
*Clean Harbors, Inc. 4,313 1,348,589
CNH Industrial NV 80,705 864,351
*Copart, Inc. 144,531 4,785,421
CSX Corp. 1,107,214 50,300,732
Cummins, Inc. 75,040 50,352,590
Deere & Co. 78,153 46,100,110
Delta Air Lines, Inc. 440,607 29,956,870
Dover Corp. 77,431 17,531,153
Eaton Corp. PLC 11,422 4,945,840
Emerson Electric Co. 227,738 31,983,525
Equifax, Inc. 31,659 5,506,766
Expeditors International of
Washington, Inc. 1,122 165,933
FedEx Corp. 124,505 50,214,112
Fortive Corp. 93,978 5,618,945
Fortune Brands Innovations, Inc. 5,460 221,348
General Dynamics Corp. 82,488 28,400,618
Graco, Inc. 10,866 872,214
*GXO Logistics, Inc. 112 6,399
Hubbell, Inc., Class B 3,226 1,639,356
Huntington Ingalls Industries, Inc. 5,600 2,040,024
IDEX Corp. 6,967 1,517,761
Ingersoll Rand, Inc. 154,001 12,298,520
Jacobs Solutions, Inc. 29,013 3,754,572
JB Hunt Transport Services, Inc. 30,479 7,666,383
Johnson Controls International
PLC 121,240 17,704,677
Knight-Swift Transportation
Holdings, Inc., Class A 2,114 137,199
L3Harris Technologies, Inc. 68,495 21,956,072
Leidos Holdings, Inc. 76,798 11,459,798
*MasTec, Inc. 6,076 2,394,248
*Nextpower, Inc., Class A 5,573 663,911
Nordson Corp. 6,039 1,741,950
Norfolk Southern Corp. 158,337 50,007,575
Northrop Grumman Corp. 46,544 26,971,317
nVent Electric PLC 24,677 3,526,343
PACCAR, Inc. 297,305 35,319,834
Shares Value†
INDUSTRIALS — (Continued)
Parker-Hannifin Corp. 3,149 $ 2,863,764
Pentair PLC 36,614 2,955,116
Quanta Services, Inc. 440 320,219
*RBC Bearings, Inc. 138 82,674
Republic Services, Inc., Class A 159,892 33,452,604
RTX Corp. 310,672 54,700,019
Snap-on, Inc. 35,900 13,764,060
Southwest Airlines Co. 226,723 8,597,336
SS&C Technologies Holdings,
Inc. 138,256 9,581,141
Textron, Inc. 82,264 7,894,053
*Uber Technologies, Inc. 143,528 10,708,624
*U-Haul Holding Co. 1,688 86,696
*United Airlines Holdings, Inc. 205,898 18,530,820
United Parcel Service, Inc., Class
B 135,126 14,701,709
United Rentals, Inc. 36,707 35,232,847
Veralto Corp. 147 12,965
#Watsco, Inc. 343 150,179
Westinghouse Air Brake
Technologies Corp. 81,114 21,891,857
Xylem, Inc. 75,652 8,939,040
TOTAL INDUSTRIALS 827,616,494
INFORMATION TECHNOLOGY — (11.0%)
Accenture PLC, Class A 85,732 15,321,166
*Advanced Micro Devices, Inc. 34,251 12,141,637
*Akamai Technologies, Inc. 32,342 3,330,579
Amdocs, Ltd. 959 62,019
Analog Devices, Inc. 116,605 46,905,527
*Arrow Electronics, Inc. 40 7,513
Cisco Systems, Inc. 1,218,467 111,489,730
Cognizant Technology Solutions
Corp., Class A 374,826 19,828,295
*Coherent Corp. 5,065 1,619,331
Entegris, Inc. 26,660 3,769,191
*F5, Inc. 16,329 5,288,963
*First Solar, Inc. 48,221 9,735,338
*Flex, Ltd. 196,267 17,968,244
*GLOBALFOUNDRIES, Inc. 17,227 1,112,864
Hewlett Packard Enterprise Co. 679,332 19,544,382
*Intel Corp. 386,313 36,498,852
International Business Machines
Corp. 18,331 4,234,094
Intuit, Inc. 4,994 1,940,169
*Keysight Technologies, Inc. 12,421 4,346,232
Marvell Technology, Inc. 30,788 5,084,638
Microchip Technology, Inc. 27,620 2,566,174
Micron Technology, Inc. 310,942 160,806,765
MKS, Inc. 63 17,876
NXP Semiconductors NV 144,337 42,375,900
*Okta, Inc., Class A 6,261 461,123
*ON Semiconductor Corp. 82,308 8,297,469
*PTC, Inc. 20,801 2,835,176
Qnity Electronics, Inc. 66,121 9,300,580
QUALCOMM, Inc. 13,951 2,505,321
Roper Technologies, Inc. 18,111 6,425,964
Salesforce, Inc. 177,926 31,409,277
*Sandisk Corp. 1 1,097

55
Dimensional US Large Cap Value ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Super Micro Computer, Inc. 5,126 $ 140,452
*Synopsys, Inc. 6,472 3,123,387
TD SYNNEX Corp. 11,057 2,522,986
TE Connectivity PLC 213,989 45,292,912
*Teledyne Technologies, Inc. 8,349 5,392,202
*Trimble, Inc. 25,934 1,745,877
*Twilio, Inc., Class A 18,538 2,744,736
*Zoom Communications, Inc.,
Class A 37,772 3,669,550
TOTAL INFORMATION
TECHNOLOGY 651,863,588
MATERIALS — (7.4%)
Air Products and Chemicals, Inc. 94,915 28,479,246
Albemarle Corp. 7,223 1,420,764
Alcoa Corp. 7,305 465,986
#Amcor PLC 89,766 3,414,699
Ball Corp. 73,969 4,518,026
CF Industries Holdings, Inc. 52,999 6,582,476
Corteva, Inc. 187,620 15,199,096
CRH PLC 404,489 47,899,587
Crown Holdings, Inc. 3,776 371,219
Dow, Inc. 16,222 656,829
DuPont de Nemours, Inc. 122,966 5,614,628
Freeport-McMoRan, Inc. 742,106 42,878,885
International Flavors &
Fragrances, Inc. 29,166 2,047,453
#International Paper Co. 95,511 2,905,445
Linde PLC 147,914 74,125,622
LyondellBasell Industries NV,
Class A 55,544 4,143,582
Martin Marietta Materials, Inc. 33,797 20,922,709
Shares Value†
MATERIALS — (Continued)
Newmont Corp. 545,291 $ 60,576,377
Nucor Corp. 128,019 28,841,400
Packaging Corp. of America 62,025 13,239,236
PPG Industries, Inc. 144,387 15,665,989
Reliance, Inc. 14,787 5,360,287
Royal Gold, Inc. 2,979 695,239
RPM International, Inc. 2,573 262,163
Smurfit Westrock PLC 161,456 6,198,296
Steel Dynamics, Inc. 89,904 20,557,449
Vulcan Materials Co. 89,819 27,101,985
TOTAL MATERIALS 440,144,673
REAL ESTATE — (0.4%)
*CBRE Group, Inc., Class A 148,183 21,150,160
*Jones Lang LaSalle, Inc. 2,114 672,527
*Zillow Group, Inc., Class A 730 32,565
TOTAL REAL ESTATE 21,855,252
TOTAL COMMON STOCKS 5,882,570,560
RIGHT/WARRANT — (0.0%)
FINANCIALS — (0.0%)
*Sycamore Partners LLC CVR
08/29/29 23,156 12,273
TOTAL RIGHT/WARRANT 12,273
TOTAL INVESTMENT SECURITIES — (99.1%)
(Cost $4,901,945,111) 5,882,582,833
SECURITIES LENDING COLLATERAL — (0.9%)
@§The DFA Short Term
Investment Fund 4,463,861 51,646,871
TOTAL INVESTMENTS — ( 100.0% )
(Cost $4,953,591,982) $ 5,934,229,704
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 263,132,683 $ — $ — $ 263,132,683
Consumer Discretionary .......... 413,130,233 — — 413,130,233
Consumer Staples .............. 291,816,995 — — 291,816,995
Energy ....................... 891,164,156 — — 891,164,156
Financials ..................... 1,270,090,949 — — 1,270,090,949
Health Care ................... 811,755,537 — — 811,755,537
Industrials ..................... 827,616,494 — — 827,616,494
Information Technology .......... 651,863,588 — — 651,863,588
Materials ..................... 440,144,673 — — 440,144,673
Real Estate .................... 21,855,252 — — 21,855,252
Right/Warrant
Financials ..................... — 12,273 — 12,273
Securities Lending Collateral ........ — 51,646,871 — 51,646,871
Total Investments .................
$5,882,570,560 $51,659,144 $— $5,934,229,704
See accompanying Notes to Financial Statements.

56
Dimensional US Small Cap Value ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value†
COMMON STOCKS — (92.9%)
COMMUNICATION SERVICES — (2.7%)
#*Advantage Solutions, Inc. 19,510 $ 668,608
#*AMC Global Media, Inc., Class
A 97,125 824,591
*Angi, Inc., Class A 226,280 1,660,895
#*Anterix, Inc. 22,471 1,085,799
#Array Digital Infrastructure, Inc. 133,017 6,609,615
ATN International, Inc. 77,508 2,164,798
*Bandwidth, Inc., Class A 143,806 5,293,499
#*Boston Omaha Corp., Class A 155,754 1,872,163
*Bumble, Inc., Class A 719,663 2,986,601
#*Cable One, Inc. 2,233 204,297
#*Cars.com, Inc. 332,406 3,653,142
*DHI Group, Inc. 134,000 320,260
*DoubleVerify Holdings, Inc. 637,828 7,028,865
*E.W. Scripps Co. (The), Class A 318,230 1,524,322
*Gaia, Inc., Class A 18,300 57,279
*GCI Liberty, Inc., Class A 12,027 419,261
*GCI Liberty, Inc., Class C 160,334 5,491,439
Gray Media, Inc. 560,859 3,163,245
John Wiley & Sons, Inc., Class A 94,062 3,849,958
*Liberty Broadband Corp., Class
A 27,906 1,072,428
*Liberty Broadband Corp., Class
C 191,827 7,383,421
*Liberty Global, Ltd., Class A 904,745 10,476,947
*Liberty Global, Ltd., Class C 774,741 8,785,563
*Liberty Latin America, Ltd., Class
A 261,117 2,120,270
*Liberty Latin America, Ltd., Class
C 591,825 4,918,066
*Lionsgate Studios Corp. 46,262 575,499
*Magnite, Inc. 304,761 3,905,512
Marcus Corp. (The) 120,919 2,130,593
#National CineMedia, Inc. 296,452 1,004,972
#Nexstar Media Group, Inc.,
Class A 23,790 4,951,651
#Paramount Skydance Corp.,
Class B 500,051 5,120,522
*PubMatic, Inc., Class A 127,472 1,246,676
#*Reservoir Media, Inc. 52,383 526,973
Saga Communications, Inc.,
Class A 23,696 267,291
#Scholastic Corp. 112,066 4,522,984
#Shenandoah
Telecommunications Co. 275,909 4,340,049
Shutterstock, Inc. 37,236 602,106
#Sinclair, Inc. 39,948 621,191
#Sirius XM Holdings, Inc. 1,324,685 35,687,014
#*Sphere Entertainment Co. 10,414 1,483,474
Spok Holdings, Inc. 16,690 178,416
#*Stagwell, Inc., Class A 373,981 2,344,861
*Starz Entertainment Corp. 3,203 58,743
Telephone and Data Systems,
Inc. 576,385 25,971,908
Shares Value†
COMMUNICATION SERVICES — (Continued)
*TripAdvisor, Inc. 589,462 $ 6,560,712
Versant Media Group, Inc. 248,905 10,003,492
#*Vivid Seats, Inc., Class A 609 4,080
*Yelp, Inc., Class A 221,291 6,107,632
#*Ziff Davis, Inc. 217,583 9,956,598
*ZoomInfo Technologies, Inc.,
Class A 1,554,107 9,713,169
TOTAL COMMUNICATION
SERVICES 221,521,450
CONSUMER DISCRETIONARY — (12.4%)
#*1-800-Flowers.com, Inc., Class
A 149,143 527,966
#Academy Sports & Outdoors,
Inc. 346,519 19,003,102
*Adient PLC 407,790 8,583,979
ADT, Inc. 3,753,012 28,260,180
#Advance Auto Parts, Inc. 165,077 9,823,732
#AMCON Distributing Co. 34 3,021
American Eagle Outfitters, Inc. 857,814 14,943,120
#*American Outdoor Brands, Inc. 56,722 533,754
*American Public Education, Inc. 9,625 559,694
Arhaus, Inc., Class A 1,692 12,521
Arko Corp. 130,645 862,257
*Asbury Automotive Group, Inc. 101,628 20,700,607
#*Barnes & Noble Education, Inc. 11,577 114,149
Bassett Furniture Industries, Inc. 34,318 500,356
*Beazer Homes USA, Inc. 68,944 1,488,501
*Biglari Holdings, Inc., Class A 315 513,510
*Biglari Holdings, Inc., Class B 9,027 2,791,600
#*Birkenstock Holding PLC 101,780 3,942,957
*BJ's Restaurants, Inc. 58,631 2,251,430
Bloomin' Brands, Inc. 324,683 1,980,566
BorgWarner, Inc. 998,771 56,899,984
Brunswick Corp. 125,573 9,976,775
*Caesars Entertainment, Inc. 96,804 2,691,151
Caleres, Inc. 179,658 2,353,520
*Callaway Golf Co 943,535 14,436,085
Camping World Holdings, Inc.,
Class A 19,867 162,711
*Capri Holdings, Ltd. 47,898 934,490
*CarMax, Inc. 522,222 20,528,547
Carter's, Inc. 193,455 6,987,595
Century Communities, Inc. 159,882 8,956,590
Clarus Corp. 44,754 116,584
#Columbia Sportswear Co. 254,391 15,497,500
*Cooper-Standard Holdings, Inc. 13,706 412,139
*Covista, Inc. 28,991 3,340,343
#Cracker Barrel Old Country
Store, Inc. 4,964 155,472
Crown Crafts, Inc. 7,328 20,005
Dana, Inc. 645,484 23,527,892
*Dauch Corporation 633,607 3,617,896
#Designer Brands, Inc., Class A 239,222 1,794,165
#*Destination XL Group, Inc. 152,713 94,270

57
Dimensional US Small Cap Value ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#*Dorman Products, Inc. 7,884 $ 887,029
#*Dream Finders Homes, Inc.,
Class A 197,218 2,879,383
*El Pollo Loco Holdings, Inc. 160,336 2,167,743
Escalade, Inc. 8,879 166,037
Ethan Allen Interiors, Inc. 155,423 3,316,727
*First Watch Restaurant Group,
Inc. 311,547 4,087,497
Flanigan's Enterprises, Inc. 169 5,427
Flexsteel Industries, Inc. 23,970 1,325,541
#*Floor & Decor Holdings, Inc.,
Class A 11,208 542,467
*Fox Factory Holding Corp. 211,645 3,756,699
*Funko, Inc., Class A 283,790 1,251,514
#*GameStop Corp., Class A 258,045 6,438,223
Gap, Inc. (The) 222,620 5,474,226
*Genesco, Inc. 56,056 1,989,427
Gentex Corp. 469,918 10,859,805
*Gentherm, Inc. 168,893 5,083,679
G-III Apparel Group, Ltd. 253,709 7,913,184
#*Global Business Travel Group I 367,309 2,152,431
Gold.com, Inc., Class A 27,264 1,232,060
Golden Entertainment, Inc. 19,174 505,012
#*Goodyear Tire & Rubber Co.
(The) 1,513,654 10,716,670
Graham Holdings Co., Class B 18,098 20,315,186
#*Green Brick Partners, Inc. 83,929 5,660,172
Group 1 Automotive, Inc. 63,918 22,810,417
#Hamilton Beach Brands Holding
Co., Class A 12,679 263,850
#Harley-Davidson, Inc. 616,349 14,724,578
Haverty Furniture Cos., Inc. 75,426 1,669,932
*Helen of Troy, Ltd. 78,398 1,814,914
#*Hilton Grand Vacations, Inc. 132,254 6,211,970
*Holley, Inc. 196,785 649,390
Hooker Furnishings Corp. 24,032 291,989
*Hovnanian Enterprises, Inc.,
Class A 5,352 601,779
J Jill, Inc. 5,104 65,025
JAKKS Pacific, Inc. 58,377 1,270,284
Jerash Holdings US, Inc. 5,674 19,802
Johnson Outdoors, Inc., Class A 20,764 1,092,809
KB Home 120,825 6,402,517
#Kohl's Corp. 601,945 8,529,561
*Lands' End, Inc. 6,550 73,949
*Latham Group, Inc. 285,268 1,731,577
La-Z-Boy, Inc. 260,328 9,043,795
LCI Industries 114,905 13,698,974
Lear Corp. 265,421 33,742,972
*Legacy Housing Corp. 82,325 1,790,569
*LGI Homes, Inc. 117,201 5,739,333
*Life Time Group Holdings, Inc. 713,903 19,139,739
Lifetime Brands, Inc. 59,931 404,534
Lithia Motors, Inc., Class A 122,154 35,439,318
LKQ Corp. 1,114,112 35,183,657
#*Lovesac Co. (The) 77,001 1,217,386
Macy's, Inc. 1,393,339 27,239,777
*Malibu Boats, Inc., Class A 95,850 2,453,760
*MarineMax, Inc. 108,615 3,121,595
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Marriott Vacations Worldwide
Corp. 181,564 $ 13,074,424
#*MasterCraft Boat Holdings, Inc. 63,514 1,483,052
#*Mattel, Inc. 503,055 7,586,069
#Matthews International Corp.,
Class A 159,900 4,563,546
Meritage Homes Corp. 242,529 16,331,903
#*Mister Car Wash, Inc. 245,962 1,741,411
#*Mobileye Global, Inc., Class A 236,806 2,057,844
*Mohawk Industries, Inc. 316,100 33,367,516
Monro, Inc. 155,570 2,731,809
*Motorcar Parts of America, Inc. 95,579 1,072,396
Movado Group, Inc. 79,572 2,167,541
*National Vision Holdings, Inc. 74,134 1,721,391
Newell Brands, Inc. 1,550,166 6,324,677
*OneWater Marine, Inc., Class A 87,763 824,095
#*Outdoor Holding Co. 47,932 97,302
#Oxford Industries, Inc. 76,921 3,295,296
#Patrick Industries, Inc. 1,375 127,875
#Penske Automotive Group, Inc. 89,283 15,313,820
Perdoceo Education Corp. 260,153 8,829,593
#*Petco Health & Wellness Co.,
Inc., Class A 1,334,977 3,791,335
#Phinia, Inc. 211,199 15,238,008
#*Portillo's, Inc., Class A 174,741 1,092,131
*Pursuit Attractions and
Hospitality, Inc. 93,873 3,950,176
#PVH Corp. 239,064 21,860,012
Rocky Brands, Inc. 38,101 1,397,164
#*Sally Beauty Holdings, Inc. 527,605 7,481,439
Shoe Carnival, Inc. 170,272 3,153,437
#Signet Jewelers, Ltd. 202,417 18,021,186
Smith & Wesson Brands, Inc. 256,829 3,991,123
#Sonic Automotive, Inc., Class A 94,642 7,453,057
*Sportsman's Warehouse
Holdings, Inc. 91,454 128,950
#Standard Motor Products, Inc. 136,383 5,096,633
*Stoneridge, Inc. 127,915 895,405
Strategic Education, Inc. 123,449 9,678,402
#*Strattec Security Corp. 26,538 1,997,250
#*Stride, Inc. 60,406 5,869,047
Superior Group of Cos., Inc. 77,638 875,757
*Target Hospitality Corp. 80,270 1,167,126
*Taylor Morrison Home Corp.,
Class A 522,493 31,736,225
#Thor Industries, Inc. 275,854 21,803,500
Toll Brothers, Inc. 25,067 3,563,023
#*Under Armour, Inc., Class A 978,007 6,151,664
*Under Armour, Inc., Class C 1,072,343 6,509,122
*Unifi, Inc. 2,051 7,466
*Universal Electronics, Inc. 35,609 149,914
Upbound Group, Inc. 261,563 5,168,485
*Urban Outfitters, Inc. 211,230 14,857,918
*Vera Bradley, Inc. 26,187 107,629
Visteon Corp. 131,853 14,729,299
Weyco Group, Inc. 36,482 1,203,541
#Whirlpool Corp. 127,606 7,153,592
Winnebago Industries, Inc. 145,886 4,757,342
#*WW International, Inc. 4,480 47,174

58
Dimensional US Small Cap Value ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Zumiez, Inc. 88,353 $ 2,170,833
TOTAL CONSUMER
DISCRETIONARY 1,001,032,532
CONSUMER STAPLES — (5.1%)
Alico, Inc. 2,761 114,885
Andersons, Inc. (The) 192,063 15,084,628
#B&G Foods, Inc. 234,356 1,298,332
Calavo Growers, Inc. 36,266 1,021,251
#Cal-Maine Foods, Inc. 241,661 18,670,729
#Campbell's Company (The) 764,195 15,887,614
*Central Garden & Pet Co. 68,545 2,537,536
*Central Garden & Pet Co., Class
A 297,098 9,970,609
Coffee Holding Co., Inc. 31,127 144,741
Conagra Brands, Inc. 2,288,457 32,839,358
*Coty, Inc., Class A 791,813 1,947,860
*Darling Ingredients, Inc. 754,521 48,462,884
Dole PLC 558,062 8,471,381
Edgewell Personal Care Co. 200,267 4,516,021
#Flowers Foods, Inc. 797,064 7,221,400
Fresh Del Monte Produce, Inc. 238,726 10,000,232
#*Grocery Outlet Holding Corp. 46,995 371,730
*HF Foods Group, Inc. 11,268 21,747
Hormel Foods Corp. 280,035 6,012,351
Ingles Markets, Inc., Class A 77,495 7,088,468
Ingredion, Inc. 251,910 28,148,423
J&J Snack Foods Corp. 71,098 6,275,110
J.M. Smucker Co. (The) 271,515 26,616,615
John B. Sanfilippo & Son, Inc. 1,951 159,572
Limoneira Co. 4,057 51,646
#*Medifast, Inc. 61,752 671,244
MGP Ingredients, Inc. 93,167 1,857,750
#*Mission Produce, Inc. 368,876 5,112,621
#Molson Coors Beverage Co.,
Class B 870,791 37,217,607
*Nature's Sunshine Products, Inc. 35,702 969,666
Nu Skin Enterprises, Inc., Class A 242,807 1,772,491
#*Olaplex Holdings, Inc. 60,081 121,964
Pilgrim's Pride Corp. 20,839 689,771
#*Post Holdings, Inc. 272,344 28,528,034
PriceSmart, Inc. 1,925 302,071
Reynolds Consumer Products,
Inc. 162,099 3,399,216
Seaboard Corp. 4,468 25,404,735
*Seneca Foods Corp., Class A 27,140 3,795,800
*Simply Good Foods Co. (The) 260,051 3,476,882
Smithfield Foods, Inc. 60,277 1,584,080
*United Natural Foods, Inc. 326,346 16,323,827
Universal Corp. 147,576 7,907,122
*USANA Health Sciences, Inc. 87,994 1,676,286
Utz Brands, Inc. 308,358 2,454,530
Village Super Market, Inc., Class
A 55,006 2,370,209
#*Vital Farms, Inc. 41,475 566,134
#Weis Markets, Inc. 150,615 10,570,161
*Willamette Valley Vineyards, Inc. 1,849 5,251
TOTAL CONSUMER STAPLES 409,712,575
Shares Value†
ENERGY — (12.8%)
*Amplify Energy Corp. 205,169 $ 1,313,082
*Antero Resources Corp. 843,871 33,130,375
APA Corp. 1,424,873 58,035,077
Ardmore Shipping Corp. 241,502 4,279,415
#Atlas Energy Solutions, Inc.,
Class A 89,772 1,560,237
#*BKV Corp. 47,392 1,494,270
Bristow Group, Inc. 178,364 8,763,023
California Resources Corp. 368,767 25,172,035
Chord Energy Corp. 202,885 29,540,056
*Clean Energy Fuels Corp. 576,420 1,325,766
*CNX Resources Corp. 751,275 29,232,110
#*Comstock Resources, Inc. 612,360 10,667,311
Core Laboratories, Inc. 4,548 66,628
Core Natural Resources, Inc. 125,118 11,228,089
#Crescent Energy Co., Class A 1,186,015 15,951,902
DHT Holdings, Inc. 781,416 14,440,568
*DMC Global, Inc. 96,120 594,022
Dorian LPG, Ltd. 236,825 9,129,604
*Drilling Tools International Corp. 6,360 21,942
Epsilon Energy, Ltd. 49,963 317,765
Evolution Petroleum Corp. 123,167 591,202
*Expro Group Holdings NV 636,277 11,586,604
*Forum Energy Technologies, Inc. 57,285 3,601,508
FutureFuel Corp. 128,100 637,938
#*Geospace Technologies Corp. 13,124 120,085
#*Gran Tierra Energy, Inc. 62,864 582,121
Granite Ridge Resources, Inc. 592,088 3,570,291
*Green Plains, Inc. 58,233 1,012,090
*Gulfport Energy Corp. 35,862 6,904,869
*Helix Energy Solutions Group,
Inc. 801,932 8,299,996
Helmerich & Payne, Inc. 525,443 21,217,388
HF Sinclair Corp. 902,297 60,643,381
#HighPeak Energy, Inc. 7,414 50,267
*Innovex International, Inc. 257,680 7,155,774
#International Seaways, Inc. 268,046 22,234,416
Kodiak Gas Services, Inc. 3,025 205,095
*Kosmos Energy, Ltd. 326,356 1,005,176
Liberty Energy, Inc., Class A 760,551 25,699,018
Magnolia Oil & Gas Corp., Class
A 177,726 5,374,434
Matador Resources Co. 633,924 40,216,139
#*MIND Technology, Inc. 10,570 65,640
Murphy Oil Corp. 747,133 31,200,274
*Nabors Industries, Ltd. 37,827 3,881,428
NACCO Industries, Inc., Class A 19,237 926,839
*National Energy Services
Reunited Corp. 204,330 5,095,990
Natural Gas Services Group, Inc. 70,724 2,877,760
*NCS Multistage Holdings, Inc. 478 26,132
Noble Corp. PLC 720,341 36,759,001
#Nordic American Tankers, Ltd. 820,946 4,580,879
#Northern Oil & Gas, Inc. 482,802 13,112,902
NOV, Inc. 1,824,707 37,333,505
*Oil States International, Inc. 306,948 3,523,763
Ovintiv, Inc. 971,934 59,822,538
*Par Pacific Holdings, Inc. 61,794 4,058,012

59
Dimensional US Small Cap Value ETF
continued
Shares Value†
ENERGY — (Continued)
Patterson-UTI Energy, Inc. 1,970,567 $ 24,080,329
PBF Energy, Inc., Class A 609,874 26,444,137
Peabody Energy Corp. 630,206 16,801,292
Permian Resources Corp., Class
A 1,381,781 29,874,105
*PrimeEnergy Resources Corp. 11,191 2,479,814
#*ProFrac Holding Corp., Class A 91,458 689,593
*ProPetro Holding Corp. 624,105 10,690,919
Range Resources Corp. 606,846 26,397,801
Ranger Energy Services, Inc.,
Class A 109,054 1,904,083
*REX American Resources Corp. 123,835 6,005,998
Riley Exploration Permian, Inc. 98,710 3,570,341
#RPC, Inc. 1,228,005 9,676,679
SandRidge Energy, Inc. 12,134 188,684
Scorpio Tankers, Inc. 273,280 22,225,862
*SEACOR Marine Holdings, Inc. 130,657 992,993
*Seadrill, Ltd. 320,213 15,911,384
Select Water Solutions, Inc.,
Class A 452,157 7,564,587
SFL Corp., Ltd., Class B 817,544 9,426,282
SM Energy Co. 1,070,689 33,223,480
Smart Sand, Inc. 64,557 355,709
*Stabilis Solutions, Inc. 500 2,125
*Talos Energy, Inc. 895,741 14,260,197
Teekay Corp., Ltd. 534,520 7,141,187
Teekay Tankers, Ltd., Class A 178,265 14,002,716
#*Tidewater, Inc. 19,334 1,727,106
*TOP Ships, Inc. 3,844 8,457
#*Transocean, Ltd. 4,929,864 33,621,672
VAALCO Energy, Inc. 605,867 3,980,546
*Valaris, Ltd. 241,354 24,613,281
#Vitesse Energy, Inc. 140,126 2,628,764
World Kinect Corp. 269,487 7,268,064
TOTAL ENERGY 1,037,993,919
FINANCIALS — (25.4%)
1st Source Corp. 87,526 6,435,787
*Acacia Research Corp. 201,070 1,021,436
ACNB Corp. 10,862 550,595
*Affinity Bancshares, Inc. 455 10,201
Alerus Financial Corp. 48,187 1,298,158
Ally Financial, Inc. 213,872 9,493,778
Amalgamated Financial Corp. 63,310 2,588,113
Amerant Bancorp, Inc., Class A 185,154 4,252,987
Ameris Bancorp 260,866 22,238,826
AmeriServ Financial, Inc. 16,773 66,421
Ames National Corp. 4,353 122,668
Arrow Financial Corp. 15,686 578,029
Associated Banc-Corp 921,116 25,938,627
Associated Capital Group, Inc.,
Class A 1,289 50,722
#Assured Guaranty, Ltd. 238,141 19,503,748
Atlantic Union Bankshares Corp. 716,851 26,989,440
Axis Capital Holdings, Ltd. 241,934 24,292,593
Banc of California, Inc. 631,312 11,824,474
Bank of Marin Bancorp 46,387 1,189,363
Bank of the James Financial
Group, Inc. 37 849
Shares Value†
FINANCIALS — (Continued)
#Bank OZK 597,251 $ 28,763,608
BankUnited, Inc. 375,233 17,440,830
Bankwell Financial Group, Inc. 17,609 910,737
Banner Corp. 174,260 11,659,737
Bar Harbor Bankshares 77,092 2,640,401
BayCom Corp. 43,127 1,292,947
#BCB Bancorp, Inc. 61,915 628,437
Beacon Financial Corp. 338,488 9,657,063
#Blue Ridge Bankshares, Inc. 43,483 149,147
#BOK Financial Corp. 256,621 34,333,324
Bread Financial Holdings, Inc. 258,988 21,957,003
*Bridgewater Bancshares, Inc. 57,907 1,049,854
*Brighthouse Financial, Inc. 308,133 19,184,361
#Burke & Herbert Financial
Services Corp. 24,386 1,568,264
Business First Bancshares, Inc. 107,153 2,933,849
*BV Financial, Inc. 16,916 331,215
Byline Bancorp, Inc. 220,156 7,078,015
C&F Financial Corp. 12,636 944,541
California BanCorp 49,712 929,117
Camden National Corp. 43,004 2,071,503
Capital Bancorp, Inc. 2,620 82,504
Capital City Bank Group, Inc. 34,573 1,596,235
Capitol Federal Financial, Inc. 647,518 4,972,938
*Carter Bankshares, Inc. 98,972 2,533,683
Cathay General Bancorp 345,633 19,365,817
CB Financial Services, Inc. 1,266 44,538
Central Pacific Financial Corp. 45,909 1,527,851
CF Bankshares, Inc. 7,210 211,253
Chemung Financial Corp. 9,788 650,021
ChoiceOne Financial Services,
Inc. 11,539 346,516
Citizens & Northern Corp. 20,511 452,883
Citizens Community Bancorp, Inc. 28,574 592,910
Citizens Financial Services, Inc. 2,954 186,575
Civista Bancshares, Inc. 78,935 1,963,113
CNB Financial Corp. 99,066 3,009,625
Colony Bankcorp, Inc. 54,883 1,088,879
Columbia Banking System, Inc. 1,451,211 42,955,846
Community Trust Bancorp, Inc. 69,446 4,509,129
Community West Bancshares 73,112 1,734,217
ConnectOne Bancorp, Inc. 267,342 7,811,733
*Consumer Portfolio Services,
Inc. 1,379 12,521
Corebridge Financial, Inc. 213,202 5,871,583
*Customers Bancorp, Inc. 169,707 12,943,553
CVB Financial Corp. 848,869 17,291,462
Dime Community Bancshares,
Inc. 212,285 7,618,909
Donegal Group, Inc., Class A 117,122 1,969,992
Eagle Bancorp Montana, Inc. 29,028 642,099
Eagle Bancorp, Inc. 65,126 1,683,507
Eagle Financial Services, Inc. 515 19,405
Eastern Bankshares, Inc. 991,280 20,053,594
#*eHealth, Inc. 100,745 207,535
Employers Holdings, Inc. 108,720 4,579,286
Enact Holdings, Inc. 426,887 18,240,881
*Encore Capital Group, Inc. 48,734 4,033,713

60
Dimensional US Small Cap Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
Enterprise Financial Services
Corp. 198,784 $ 11,493,691
Equity Bancshares, Inc., Class A 36,279 1,644,890
Essent Group, Ltd. 474,722 28,730,175
#*EZCORP, Inc., Class A 168,883 5,535,985
F&G Annuities & Life, Inc. 209,311 5,994,667
Farmers & Merchants Bancorp,
Inc. 9,712 260,087
Farmers National Banc Corp. 19,657 276,574
Federal Agricultural Mortgage
Corp., Class C 10,166 1,766,851
Fidelis Insurance Holdings, Ltd. 459,231 9,703,551
#*Finance Of America Cos, Inc.,
Class A 5,282 104,319
Financial Institutions, Inc. 58,292 1,986,008
Finward Bancorp 140 4,505
First American Financial Corp. 339,215 23,789,148
First Bancorp, Inc. (The) 1,128 32,103
First Bank 72,078 1,069,638
First Busey Corp. 467,419 12,246,378
First Business Financial Services,
Inc. 33,077 1,858,927
First Capital, Inc. 5 270
First Commonwealth Financial
Corp. 514,214 9,466,680
First Community Bankshares, Inc. 9,096 387,671
First Community Corp. 6,783 200,845
First Financial Bancorp 530,026 16,049,187
First Financial Corp. 56,930 3,738,593
First Hawaiian, Inc. 622,248 16,974,925
First Horizon Corp. 362,428 9,046,203
First Internet Bancorp 18,272 418,794
#First Interstate BancSystem,
Inc., Class A 533,257 18,925,291
First Merchants Corp. 333,890 13,502,512
First Mid Bancshares, Inc. 101,457 4,270,325
First Northwest Bancorp 17,431 174,310
First United Corp. 23,161 860,663
First US Bancshares, Inc. 244 4,026
*First Western Financial, Inc. 14,112 399,511
*Firstsun Capital Bancorp 76,076 2,690,047
Flushing Financial Corp. 105,756 1,704,787
FNB Corp. 1,794,880 32,038,608
Franklin Financial Services Corp. 2,137 120,420
Franklin Resources, Inc. 552,201 16,549,464
FS Bancorp, Inc. 19,303 784,474
Fulton Financial Corp. 1,029,703 22,231,288
FVCBankcorp, Inc. 10,719 167,860
*Genworth Financial, Inc., Class A 2,116,545 18,604,431
German American Bancorp, Inc. 2,642 113,791
Great Southern Bancorp, Inc. 37,114 2,531,917
*Green Dot Corp., Class A 324,858 4,076,968
*Greenlight Capital Re, Ltd.,
Class A 155,422 2,847,331
Hamilton Insurance Group, Ltd.,
Class B 166,152 5,444,801
#Hancock Whitney Corp. 414,658 27,993,562
Hanmi Financial Corp. 164,025 4,905,988
Hanover Bancorp, Inc. 6,699 158,900
Shares Value†
FINANCIALS — (Continued)
Hawthorn Bancshares, Inc. 848 $ 28,510
HBT Financial, Inc. 9,080 252,061
Hennessy Advisors, Inc. 243 2,430
#Heritage Financial Corp. 132,726 3,652,619
Home Bancorp, Inc. 36,903 2,294,998
Home BancShares, Inc. 494,156 13,277,972
HomeTrust Bancshares, Inc. 69,435 3,171,096
Hope Bancorp, Inc. 693,496 8,634,025
Horace Mann Educators Corp. 151,427 6,880,843
Horizon Bancorp, Inc. 109,377 1,979,724
Independent Bank Corp. 23,819 791,029
Independent Bank Corp. 241,805 18,858,372
International Bancshares Corp. 77,566 5,564,585
Invesco, Ltd. 2,132,570 55,894,660
Investar Holding Corp. 28,710 795,554
Jackson Financial, Inc., Class A 353,282 40,899,457
James River Group Holdings, Inc. 41,649 258,224
Janus Henderson Group PLC 206,347 10,649,569
#Kearny Financial Corp. 341,571 2,746,231
Kemper Corp. 170,280 5,736,733
Lake Shore Bancorp, Inc. 14 228
Landmark Bancorp, Inc. 1,917 50,839
LCNB Corp. 38,688 627,132
*LendingClub Corp. 535,898 9,147,779
Lincoln National Corp. 818,171 30,935,045
LINKBANCORP, Inc. 11,044 95,972
Live Oak Bancshares, Inc. 52,561 1,976,294
Magyar Bancorp, Inc. 422 7,343
MainStreet Bancshares, Inc. 19,228 450,320
#Mechanics Bancorp 35,597 525,590
Mercantile Bank Corp. 83,095 4,263,604
#Merchants Bancorp 181,706 8,456,597
Meridian Corp. 41,554 782,046
Metropolitan Bank Holding Corp. 31,927 2,820,750
MGIC Investment Corp. 1,179,123 31,223,177
Mid Penn Bancorp, Inc. 95,644 3,153,383
Midland States Bancorp, Inc. 58,650 1,525,486
MVB Financial Corp. 31,503 823,173
National Bank Holdings Corp.,
Class A 183,254 7,824,946
National Bankshares, Inc. 1,532 54,838
Navient Corp. 255,632 2,362,040
NB Bancorp, Inc. 46,873 920,117
NBT Bancorp, Inc. 97,048 4,240,027
Nelnet, Inc., Class A 125,952 17,847,398
Nicolet Bankshares, Inc. 20,840 3,052,643
*NMI Holdings, Inc., Class A 327,947 12,694,828
Northeast Community Bancorp,
Inc. 44,776 1,074,400
Northfield Bancorp, Inc. 228,578 3,188,663
Northwest Bancshares, Inc. 806,561 11,154,739
Oak Valley Bancorp 1,134 37,513
OceanFirst Financial Corp. 311,568 5,941,602
*Octave Specialty Group, Inc. 20,420 90,461
OFG Bancorp 93,096 4,278,692
Ohio Valley Banc Corp. 975 43,397
#Old National Bancorp 1,759,614 42,177,948
Old Republic International Corp. 53,619 2,142,079

61
Dimensional US Small Cap Value ETF
continued
Shares Value†
FINANCIALS — (Continued)
Old Second Bancorp, Inc. 250,168 $ 5,155,962
*Onity Group, Inc. 40,137 1,846,703
OP Bancorp 58,082 832,896
*Oportun Financial Corp. 98,694 601,046
Oppenheimer Holdings, Inc.,
Class A 13,224 1,513,884
*OptimumBank Holdings, Inc. 1,341 7,322
Origin Bancorp, Inc. 144,881 6,783,328
Orrstown Financial Services, Inc. 90,131 3,311,413
Parke Bancorp, Inc. 54,942 1,654,304
#*Paysafe, Ltd. 239,606 2,166,038
PCB Bancorp 52,030 1,255,484
Peapack-Gladstone Financial
Corp. 87,290 3,644,357
PennyMac Financial Services,
Inc. 119,949 10,830,195
Peoples Bancorp of North
Carolina, Inc. 2,033 80,141
Peoples Bancorp, Inc. 196,061 6,744,498
Peoples Financial Services Corp. 26,646 1,517,756
Pinnacle Financial Partners, Inc. 327,080 32,361,295
Plumas Bancorp 1,457 74,322
*Ponce Financial Group, Inc. 39,250 685,305
Popular, Inc. 181,626 27,303,837
*PRA Group, Inc. 100,587 2,191,791
Preferred Bank/Los Angeles CA 3,583 339,418
Primis Financial Corp. 102,652 1,504,878
Princeton Bancorp, Inc. 18,441 659,635
*ProAssurance Corp. 62,524 1,544,343
#Prosperity Bancshares, Inc. 502,107 34,971,753
Provident Financial Holdings, Inc. 2,177 37,357
Provident Financial Services, Inc. 739,111 16,763,037
QCR Holdings, Inc. 64,293 5,813,373
Radian Group, Inc. 549,532 19,689,732
RBB Bancorp 61,056 1,472,671
Red River Bancshares, Inc. 1,433 130,016
Regional Management Corp. 49,565 1,851,253
Reinsurance Group of America,
Inc. 850 179,741
RenaissanceRe Holdings, Ltd. 8,897 2,731,112
Renasant Corp. 470,308 18,760,586
#*Repay Holdings Corp., Class A 194,637 737,674
Republic Bancorp, Inc., Class A 30,527 2,311,810
*Rhinebeck Bancorp, Inc. 6 98
Richmond Mutual Bancorp, Inc. 3,013 47,666
Riverview Bancorp, Inc. 113,125 585,987
S&T Bancorp, Inc. 201,414 8,888,400
Safety Insurance Group, Inc. 29,414 2,210,756
SB Financial Group, Inc. 17,909 373,224
Seacoast Banking Corp. of
Florida 221,172 6,960,283
*Security National Financial
Corp., Class A 71,926 704,875
Selective Insurance Group, Inc. 26,152 2,195,460
Shore Bancshares, Inc. 169,775 3,276,657
Sierra Bancorp 61,495 2,218,740
Simmons First National Corp.,
Class A 611,900 13,008,994
#*SiriusPoint, Ltd. 588,160 13,768,826
Shares Value†
FINANCIALS — (Continued)
SmartFinancial, Inc. 63,287 $ 2,654,257
South Plains Financial, Inc. 17,469 717,627
*Southern First Bancshares, Inc. 22,519 1,267,820
Southern Missouri Bancorp, Inc. 21,914 1,495,411
Southside Bancshares, Inc. 102,921 3,399,481
SOUTHSTATE BANK Corp. 419,758 40,997,764
#SR Bancorp, Inc. 18,901 364,978
Stellar Bancorp, Inc. 253,328 9,515,000
#*Sterling Bancorp, Inc. 65,995 –
Stewart Information Services
Corp. 55,210 3,864,148
*Summit State Bank 1,516 20,845
*Texas Capital Bancshares, Inc. 227,134 22,872,394
*Third Coast Bancshares, Inc. 44,245 1,652,108
Timberland Bancorp, Inc. 31,796 1,268,024
Tiptree, Inc. 58,383 1,006,523
Tompkins Financial Corp. 25,230 2,126,132
Towne Bank 340,978 12,125,178
TriCo Bancshares 149,005 7,490,481
TrustCo Bank Corp. 88,928 4,232,973
Trustmark Corp. 313,555 13,912,435
UMB Financial Corp. 225,533 28,455,499
United Bancshares, Inc. 388 14,616
United Bankshares, Inc. 700,505 30,689,124
United Community Banks, Inc. 595,762 19,856,747
United Fire Group, Inc. 118,934 4,795,419
Unity Bancorp, Inc. 11,390 595,469
Univest Financial Corp. 154,815 5,881,422
Unum Group 66,923 5,379,271
US Global Investors, Inc., Class A 543 1,428
Valley National Bancorp 2,748,276 37,294,105
*Velocity Financial, Inc. 39,505 762,051
Virginia National Bankshares
Corp. 38 1,604
Virtus Investment Partners, Inc. 13,825 2,012,229
Voya Financial, Inc. 114,340 9,371,306
WaFd, Inc. 424,744 15,035,938
Walker & Dunlop, Inc. 86,844 4,372,595
Washington Trust Bancorp, Inc. 60,533 1,902,552
Waterstone Financial, Inc. 92,648 1,669,517
Webster Financial Corp. 698,863 50,569,727
WesBanco, Inc. 515,862 17,735,336
Westamerica Bancorp 31,862 1,746,675
Western Alliance Bancorp 326,326 26,608,622
Western New England Bancorp,
Inc. 94,550 1,318,972
Westwood Holdings Group, Inc. 195 3,206
White Mountains Insurance
Group, Ltd. 12,455 27,799,435
Wintrust Financial Corp. 188,334 28,357,450
WSFS Financial Corp. 279,842 20,140,229
Zions Bancorp NA 709,801 45,015,579
TOTAL FINANCIALS 2,049,686,729
HEALTH CARE — (6.4%)
#*Acadia Healthcare Co., Inc. 343,273 8,889,054
*Accendra Health, Inc. 262,134 972,517
#Acme United Corp. 3,076 125,378
*AdaptHealth Corp., Class A 697,636 9,146,008

62
Dimensional US Small Cap Value ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Addus HomeCare Corp. 57,702 $ 5,590,747
*American Shared Hospital
Services 4,931 7,150
#*AMN Healthcare Services, Inc. 87,767 1,796,590
*Amphastar Pharmaceuticals, Inc. 226,034 4,963,707
*Anika Therapeutics, Inc. 41,240 513,438
*Astrana Health, Inc. 122,048 4,166,719
*Avanos Medical, Inc. 241,911 5,955,849
*Avantor, Inc. 2,311,704 18,724,802
#*Azenta, Inc. 174,310 4,282,797
#Baxter International, Inc. 1,049,227 18,445,411
*BioMarin Pharmaceutical, Inc. 400,897 21,612,357
#*Bio-Rad Laboratories, Inc.,
Class A 110,654 30,996,398
*Black Diamond Therapeutics,
Inc. 162,478 430,567
*CareCloud, Inc. 24,930 75,289
*Castle Biosciences, Inc. 30,295 741,925
#*Certara, Inc. 781,349 4,789,669
*Charles River Laboratories
International, Inc. 59,338 9,907,666
CONMED Corp. 158,418 5,807,604
*Cross Country Healthcare, Inc. 77,967 789,026
*Cytek Biosciences, Inc. 18,244 83,193
#*DocGo, Inc. 74,445 52,536
*Elanco Animal Health, Inc. 1,790,569 40,055,029
*Emergent BioSolutions, Inc. 285,550 2,350,076
*Enhabit, Inc. 24,826 341,109
#*Enovis Corp. 300,309 7,039,243
*Entrada Therapeutics, Inc. 27,316 368,766
*Envista Holdings Corp. 847,038 21,972,166
*Evolent Health, Inc., Class A 158,270 593,512
*FONAR Corp. 19,532 369,741
*Fortrea Holdings, Inc. 156,163 1,795,874
*Globus Medical, Inc., Class A 93,762 8,455,457
#*GoodRx Holdings, Inc., Class A 277,541 654,997
*Harmony Biosciences Holdings,
Inc. 92,768 2,899,928
HealthStream, Inc. 90,705 1,883,036
*Henry Schein, Inc. 99 7,384
#*ICON PLC 127,428 15,078,555
*ICU Medical, Inc. 108,577 12,942,378
*Innoviva, Inc. 409,872 9,422,957
*Integer Holdings Corp. 158,023 13,986,616
*Integra LifeSciences Holdings
Corp. 343,751 3,623,136
*Jazz Pharmaceuticals PLC 59,597 12,099,383
*Keros Therapeutics, Inc. 64,478 716,995
*Kewaunee Scientific Corp. 7,964 294,748
*LifeStance Health Group, Inc. 1,125,866 8,522,806
*LivaNova PLC 49,329 2,964,673
*MiMedx Group, Inc. 13,553 45,538
#*Molina Healthcare, Inc. 65,326 12,713,746
#National HealthCare Corp. 52,100 9,028,409
#*Neogen Corp. 1,111,726 10,450,224
*NeoGenomics, Inc. 33,023 305,793
*OmniAb, Inc.- Vesting 12.5 3,138 –
*OmniAb, Inc.- Vesting 15 3,138 –
*Omnicell, Inc. 236,156 9,781,582
Shares Value†
HEALTH CARE — (Continued)
*OptimizeRx Corp. 100,831 $ 628,177
*OraSure Technologies, Inc. 69,706 211,906
*Organogenesis Holdings, Inc.,
Class A 73,266 172,175
*OrthoPediatrics Corp. 12,082 181,955
*Pacira BioSciences, Inc. 228,983 5,836,777
*Pediatrix Medical Group, Inc. 318,552 7,170,605
#Perrigo Co. PLC 689,949 8,168,996
*Prestige Consumer Healthcare,
Inc. 245,598 13,832,079
*Puma Biotechnology, Inc. 82,003 615,843
*Q32 Bio, Inc. 1,266 7,090
#*QuidelOrtho Corp. 343,850 4,229,355
#Revvity, Inc. 282,169 24,441,479
Select Medical Holdings Corp. 440,394 7,226,866
#*Sensus Healthcare, Inc. 67,462 267,824
SIGA Technologies, Inc. 75,302 346,389
*Simulations Plus, Inc. 13,804 195,603
#*Surgery Partners, Inc. 659,076 9,246,836
#*Tactile Systems Technology,
Inc. 38,894 895,340
#*Teladoc Health, Inc. 920,742 5,579,696
Teleflex, Inc. 106,272 13,168,163
#*TruBridge, Inc. 23,443 602,485
Universal Health Services, Inc.,
Class B 75,586 12,718,856
Utah Medical Products, Inc. 12,868 841,825
*Vanda Pharmaceuticals, Inc. 68,013 482,892
*Varex Imaging Corp. 90,993 1,060,068
*Veracyte, Inc. 22,992 756,897
Viatris, Inc. 1,672,565 24,988,121
*Voyager Therapeutics, Inc. 41,544 154,959
#*Waystar Holding Corp. 299,579 6,403,501
TOTAL HEALTH CARE 520,063,012
INDUSTRIALS — (14.2%)
*AAR Corp. 85,634 9,451,425
ABM Industries, Inc. 327,209 13,350,127
ACCO Brands Corp. 490,471 1,574,412
Aebi Schmidt Holding AG 73,926 859,020
*AerSale Corp. 159,496 1,071,813
AGCO Corp. 260,832 31,565,889
Alamo Group, Inc. 25,256 4,380,401
#*Alaska Air Group, Inc. 597,073 23,351,525
Albany International Corp., Class
A 2,995 173,830
*Allegiant Travel Co. 50,595 3,827,006
*Amentum Holdings, Inc. 382,407 10,030,536
*Ameresco, Inc., Class A 150,666 4,458,207
*American Woodmark Corp. 77,585 3,388,913
Apogee Enterprises, Inc. 65,944 2,400,362
#ArcBest Corp. 117,922 15,043,310
Arcosa, Inc. 204,930 25,917,497
Astec Industries, Inc. 115,272 7,494,985
*Asure Software, Inc. 77,190 698,570
Atkore, Inc. 137,897 10,776,651
*BlueLinx Holdings, Inc. 41,270 2,185,659
Boise Cascade Co. 187,650 14,875,016
*Bowman Consulting Group, Ltd. 22,421 707,607

63
Dimensional US Small Cap Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*BrightView Holdings, Inc. 588,700 $ 7,005,530
*Builders FirstSource, Inc. 10,833 856,782
*CACI International, Inc., Class A 972 504,993
*Cadeler A/S, ADR 4,732 130,982
*Civeo Corp. 51,843 1,653,792
#*Clarivate PLC 2,802,734 8,043,847
CNH Industrial NV 195,103 2,089,553
Columbus McKinnon Corp. 127,695 1,972,888
*Commercial Vehicle Group, Inc. 38,269 159,964
CompX International, Inc. 4,175 97,152
#Concentrix Corp. 314,794 7,498,393
*Concrete Pumping Holdings, Inc. 169,058 1,338,939
*Conduent, Inc. 579,900 991,629
Copa Holdings SA, Class A 113,284 13,104,693
*Costamare Bulkers Holdings,
Ltd. 106,926 1,847,681
Costamare, Inc. 552,727 9,186,323
Covenant Logistics Group, Inc.,
Class A 118,413 4,127,877
*Custom Truck One Source, Inc. 828,305 8,158,804
Deluxe Corp. 282,635 8,804,080
*Distribution Solutions Group, Inc. 7,541 204,059
*DLH Holdings Corp. 6,287 36,590
*DNOW, Inc. 614,742 8,292,870
*Ducommun, Inc. 14,019 1,989,717
Eastern Co. (The) 18,178 397,371
EnerSys 6,325 1,348,870
Ennis, Inc. 134,152 2,801,094
*Enviri Corp. 23,100 454,839
Espey Mfg. & Electronics Corp. 1,905 135,045
EVI Industries, Inc. 352 6,537
#*First Advantage Corp. 217,344 2,773,309
*Fluor Corp. 151,098 8,061,078
Fortune Brands Innovations, Inc. 15,253 618,357
*Gates Industrial Corp. PLC 1,324,100 33,910,201
#GATX Corp. 68,987 13,515,933
#Genco Shipping & Trading, Ltd. 220,746 5,350,883
*Gencor Industries, Inc. 53,363 794,041
Genpact, Ltd. 1,525 52,994
*Gibraltar Industries, Inc. 149,130 5,820,544
Greenbrier Cos., Inc. (The) 191,039 9,383,836
*GXO Logistics, Inc. 358,357 20,472,935
*Hayward Holdings, Inc. 318,339 4,778,268
#Heartland Express, Inc. 405,432 5,424,680
Helios Technologies, Inc. 102,328 6,999,235
#Herc Holdings, Inc. 27,583 3,500,834
*Hillman Solutions Corp. 1,048,555 8,556,209
#HNI Corp. 131,302 4,797,775
Hub Group, Inc., Class A 353,113 15,476,943
*Hudson Technologies, Inc. 151,426 947,927
Huntington Ingalls Industries, Inc. 52,623 19,170,033
*Hurco Cos., Inc. 21,412 358,865
Hyster-Yale, Inc. 42,179 1,664,805
ICF International, Inc. 99,301 7,115,910
Insteel Industries, Inc. 70,079 1,834,668
Interface, Inc., Class A 49,038 1,367,179
*Janus International Group, Inc. 538,976 2,802,675
*JELD-WEN Holding, Inc. 86,030 117,861
Shares Value†
INDUSTRIALS — (Continued)
#*JetBlue Airways Corp. 797,812 $ 3,713,815
Kelly Services, Inc., Class A 53,813 525,215
#Kennametal, Inc. 394,409 15,267,572
*Kirby Corp. 244,855 36,860,472
Knight-Swift Transportation
Holdings, Inc., Class A 821,100 53,289,390
Korn Ferry 254,074 16,880,677
*L.B. Foster Co., Class A 44,255 1,354,646
Lindsay Corp. 1,464 163,924
LSI Industries, Inc. 12,744 309,807
Luxfer Holdings PLC 92,535 1,392,652
#*Lyft, Inc., Class A 681,996 9,650,243
*Manitowoc Co., Inc. (The) 178,699 2,428,519
ManpowerGroup, Inc. 209,972 6,355,852
Marten Transport, Ltd. 466,331 7,032,272
*Mastech Digital, Inc. 896 5,869
#*Masterbrand, Inc. 683,768 6,140,237
Matson, Inc. 162,769 28,391,797
Maximus, Inc. 4,889 320,816
*Mayville Engineering Co., Inc. 83,364 1,901,533
McGrath RentCorp 7,242 800,603
#*Microvast Holdings, Inc. 29,070 56,105
*Middleby Corp. (The) 35,528 4,986,710
Miller Industries, Inc. 57,978 2,782,364
#MillerKnoll, Inc. 368,080 5,918,726
*Mistras Group, Inc. 122,635 2,315,349
National Presto Industries, Inc. 10,975 1,534,744
NL Industries, Inc. 96,309 577,854
*NPK International, Inc. 53,362 872,469
*NWPX Infrastructure, Inc. 55,963 5,503,401
*Onterris, Inc. 47,082 991,076
*OPENLANE, Inc. 384,710 12,095,282
*Orion Group Holdings, Inc. 30,152 410,670
Oshkosh Corp. 253,611 39,639,399
Owens Corning 109,135 13,460,711
*PAMT Corp. 60,296 608,990
Pangaea Logistics Solutions, Ltd. 306,048 2,344,328
Park-Ohio Holdings Corp. 56,271 1,629,045
*Parsons Corp. 11,496 579,513
*Perma-Pipe International
Holdings, Inc. 14,929 488,626
Preformed Line Products Co. 11,252 3,738,477
*Proto Labs, Inc. 85,444 5,537,626
Quanex Building Products Corp. 135,898 2,709,806
*Radiant Logistics, Inc. 194,432 1,635,173
Regal Rexnord Corp. 72,823 15,659,130
*Resideo Technologies, Inc. 439,725 18,191,423
#Robert Half, Inc. 1,203 32,012
Rush Enterprises, Inc., Class A 164,680 12,191,260
Rush Enterprises, Inc., Class B 15,847 1,154,612
Ryder System, Inc. 52,603 13,349,063
Schneider National, Inc., Class B 518,080 16,107,107
Sensata Technologies Holding
PLC 695,807 28,973,404
*Shoals Technologies Group, Inc.,
Class A 251,394 1,996,068
*SkyWest, Inc. 212,657 17,463,393
Stanley Black & Decker, Inc. 462,421 36,142,825

64
Dimensional US Small Cap Value ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*Sun Country Airlines Holdings,
Inc. 348,542 $ 5,506,964
#*Sunrun, Inc. 405,286 5,159,291
#TaskUS, Inc., Class A 14,091 91,310
Tennant Co. 19,661 1,632,649
Terex Corp. 251,457 15,640,625
#*Thermon Group Holdings, Inc. 69,962 4,232,001
#*TIC Solutions, Inc. 225,904 2,064,763
Timken Co. (The) 204,948 22,726,684
*Titan International, Inc. 325,318 2,478,923
*Titan Machinery, Inc. 47,122 985,321
*Transcat, Inc. 4,132 314,445
Trinity Industries, Inc. 158,545 5,170,152
*TrueBlue, Inc. 9,900 54,351
#*TTEC Holdings, Inc. 69,174 201,296
Tutor Perini Corp. 70,954 6,593,046
Twin Disc, Inc. 30,516 504,124
UFP Industries, Inc. 129,803 11,616,071
U-Haul Holding Co. 311,187 14,840,508
*U-Haul Holding Co. 74,312 3,816,664
*Ultralife Corp. 81,817 564,537
UniFirst Corp. 77,195 19,724,094
#Universal Logistics Holdings,
Inc. 34,995 842,680
*Upwork, Inc. 47,885 495,610
*V2X, Inc. 167,287 11,343,732
#*Vestis Corp. 569,419 5,534,753
#Virco Mfg. Corp. 90,104 546,030
*VirTra, Inc. 57,729 257,471
Wabash National Corp. 94,454 820,805
Werner Enterprises, Inc. 326,031 12,020,763
WESCO International, Inc. 153,745 53,675,454
*Wilhelmina International, Inc. 1,354 4,570
Willis Lease Finance Corp. 18,730 3,636,430
TOTAL INDUSTRIALS 1,144,050,402
INFORMATION TECHNOLOGY — (6.7%)
*8x8, Inc. 14,300 27,456
*ACM Research, Inc., Class A 19,659 1,016,174
*Alpha & Omega Semiconductor,
Ltd. 144,456 6,273,724
#Amdocs, Ltd. 81,462 5,268,147
Amkor Technology, Inc. 699,816 48,812,166
*Arrow Electronics, Inc. 253,915 47,692,854
*AstroNova, Inc. 502 6,827
*Aviat Networks, Inc. 40,049 918,324
Avnet, Inc. 425,503 35,108,252
#*Axcelis Technologies, Inc. 17,325 2,410,081
Benchmark Electronics, Inc. 150,019 12,309,059
#*BILL Holdings, Inc. 242,202 9,203,676
#*CCC Intelligent Solutions
Holdings, Inc. 1,413,256 7,405,461
*Cerence, Inc. 59,572 542,105
#*Cleanspark, Inc. 1,337,277 16,756,081
*Clearfield, Inc. 24,786 716,067
*Cohu, Inc. 25,631 1,213,628
*Corsair Gaming, Inc. 534,947 3,632,290
#Crane NXT Co. 73,385 3,278,842
CTS Corp. 1,269 72,460
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Daily Journal Corp. 3,873 $ 2,047,887
*Diebold Nixdorf, Inc. 73,851 5,672,495
*Digi International, Inc. 75,123 4,209,893
*Digital Turbine, Inc. 160,927 568,072
*Diodes, Inc. 169,857 18,200,178
*DXC Technology Co. 929,205 10,518,601
*Eastman Kodak Co. 40,234 536,319
*Electro-Sensors, Inc. 297 2,269
#*EPAM Systems, Inc. 120,720 13,735,522
#ePlus, Inc. 101,372 8,585,195
*Everforth, Inc. 167,407 3,532,288
*Five9, Inc. 216,720 3,727,584
*Globant SA 5,340 220,168
*Grid Dynamics Holdings, Inc. 49,014 278,890
#*I3 Verticals, Inc., Class A 55,648 1,254,862
*Ichor Holdings, Ltd. 6,600 435,402
Information Services Group, Inc. 23,574 96,182
*Insight Enterprises, Inc. 31,704 2,311,222
*inTEST Corp. 26,382 493,080
#*IPG Photonics Corp. 81,241 9,661,180
#*Itron, Inc. 4,792 401,570
*Key Tronic Corp. 23,650 67,166
*Kimball Electronics, Inc. 123,574 3,337,734
*Knowles Corp. 227,504 7,095,850
*KVH Industries, Inc. 12,747 115,998
*Kyndryl Holdings, Inc. 126,322 1,745,770
*LGL Group, Inc. (The) 300 2,085
Littelfuse, Inc. 1,642 663,647
*LiveRamp Holdings, Inc. 261,578 7,645,925
Methode Electronics, Inc. 134,876 1,081,705
*Mirion Technologies, Inc., Class
A 8,575 169,356
*Mitek Systems, Inc. 38,196 533,216
*N-able, Inc. 820,229 4,248,786
#*nCino, Inc. 394,321 6,892,731
*NCR Voyix Corp. 725,758 5,000,473
*NETGEAR, Inc. 87,744 2,217,291
*NetScout Systems, Inc. 377,752 12,730,242
*Nortech Systems, Inc. 175 2,387
*Okta, Inc., Class A 4,527 333,414
OneSpan, Inc. 155,796 1,804,118
PC Connection, Inc. 71,567 4,561,681
#*Penguin Solutions, Inc. 61,624 1,873,986
*Photronics, Inc. 264,718 13,098,247
*Powerfleet, Inc. 687,180 2,212,720
*Qorvo, Inc. 169,329 15,954,178
Ralliant Corp. 74,495 3,385,053
*Ribbon Communications, Inc. 386,637 1,020,722
Richardson Electronics, Ltd. 64,998 935,971
*Rogers Corp. 64,187 8,713,385
*Sanmina Corp. 41,755 9,095,074
*ScanSource, Inc. 112,746 4,636,115
#Skyworks Solutions, Inc. 616,653 43,270,541
*SoundThinking, Inc. 3,500 23,870
*SPS Commerce, Inc. 19,584 1,099,054
TD SYNNEX Corp. 109,628 25,014,917
*TransAct Technologies, Inc. 10,795 35,947
*Trio-Tech International 9,440 132,821

65
Dimensional US Small Cap Value ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Turtle Beach Corp. 18,108 $ 208,604
*Veeco Instruments, Inc. 17,875 891,069
#*Viasat, Inc. 603,528 39,778,530
Vishay Intertechnology, Inc. 639,251 18,519,101
*Vishay Precision Group, Inc. 33,880 2,047,030
#Xerox Holdings Corp. 68,705 154,586
*Xperi, Inc. 174,428 1,166,923
TOTAL INFORMATION
TECHNOLOGY 542,670,552
MATERIALS — (5.9%)
AdvanSix, Inc. 146,668 3,616,833
Alcoa Corp. 280,510 17,893,733
#*Alpha Metallurgical Resources,
Inc. 64,154 11,961,513
*Alto Ingredients, Inc. 56,739 313,199
*American Vanguard Corp. 10,427 30,030
*Arq, Inc. 54,347 123,368
*Ascent Industries Co. 17,123 249,482
Ashland, Inc. 239,469 12,754,119
*Aspen Aerogels, Inc. 218,041 808,932
Avient Corp. 459,109 17,023,762
Cabot Corp. 748 57,566
Caledonia Mining Corp. PLC 38,995 892,986
Celanese Corp., Class A 213,923 14,495,422
*Clearwater Paper Corp. 66,276 908,644
*Cleveland-Cliffs, Inc. 924,806 9,433,021
Commercial Metals Co. 566,605 39,073,081
*Core Molding Technologies, Inc. 598 16,116
Eastman Chemical Co. 499,675 36,521,246
*Ecovyst, Inc. 637,784 9,043,777
Element Solutions, Inc. 240,251 10,232,290
Ferroglobe PLC 95,619 443,672
#Friedman Industries, Inc. 28,998 597,069
#Graphic Packaging Holding Co. 722,896 6,889,199
Greif, Inc., Class A 173,334 11,308,310
Greif, Inc., Class B 6,084 488,180
HB Fuller Co. 240,243 14,539,506
Huntsman Corp. 896,367 12,880,794
Innospec, Inc. 103,353 7,881,700
#*Intrepid Potash, Inc. 68,889 2,725,938
Kaiser Aluminum Corp. 58,476 9,966,065
Koppers Holdings, Inc. 113,634 4,639,676
#Kronos Worldwide, Inc. 306,071 2,277,168
*LSB Industries, Inc. 228,410 3,403,309
*Magnera Corp. 43,581 434,938
Materion Corp. 2,750 505,477
Mativ Holdings, Inc. 195,633 1,815,474
#*McEwen, Inc. 8,250 178,860
#Mercer International, Inc. 282,930 316,882
*Metallus, Inc. 216,258 4,160,804
Minerals Technologies, Inc. 163,165 11,738,090
Mosaic Co. (The) 1,590,744 37,016,613
Myers Industries, Inc. 78,095 1,609,538
Nexa Resources SA 111,892 1,690,688
Northern Technologies
International Corp. 1,852 14,816
*O-I Glass, Inc. 822,781 7,495,535
Olin Corp. 580,479 16,532,042
Shares Value†
MATERIALS — (Continued)
Orion SA 200,063 $ 1,504,474
*Perimeter Solutions, Inc. 351,203 10,641,451
#Quaker Chemical Corp. 82,470 11,206,848
#*Ramaco Resources, Inc., Class
A 135,105 2,006,309
#*Ranpak Holdings Corp., Class
A 315,439 1,605,585
*Rayonier Advanced Materials,
Inc. 288,863 2,741,310
Ryerson Holding Corp. 229,634 6,363,158
Silgan Holdings, Inc. 323,746 13,127,900
Sonoco Products Co. 316,736 15,824,131
Stepan Co. 116,697 5,838,351
SunCoke Energy, Inc. 565,268 3,855,128
Sylvamo Corp. 54,837 2,343,185
*Tredegar Corp. 34,975 335,760
#TriMas Corp. 189,404 7,011,736
#Tronox Holdings PLC 831,075 8,302,439
Warrior Met Coal, Inc. 85,577 7,689,093
#Westlake Corp. 151,400 17,453,392
#Worthington Steel, Inc. 238,944 9,182,618
TOTAL MATERIALS 474,032,331
REAL ESTATE — (0.7%)
*AMREP Corp. 10,031 276,354
*CKX Lands, Inc. 1,249 14,482
*Compass, Inc., Class A 228,251 1,727,860
*Cushman & Wakefield, Ltd. 1,149,710 16,141,928
*Five Point Holdings LLC, Class A 176,648 879,707
*Forestar Group, Inc. 258,965 7,318,351
#*FRP Holdings, Inc. 83,934 1,763,453
#*Howard Hughes Holdings, Inc. 274,973 17,122,569
*Jones Lang LaSalle, Inc. 13,057 4,153,824
Kennedy-Wilson Holdings, Inc. 149,375 1,628,188
Marcus & Millichap, Inc. 132,841 3,691,651
Newmark Group, Inc., Class A 29,887 481,779
*RE/MAX Holdings, Inc., Class A 105,937 1,133,526
#*Seaport Entertainment Group,
Inc. 27,217 606,667
*Stratus Properties, Inc. 17,063 516,326
*Tejon Ranch Co. 128,184 2,508,561
TOTAL REAL ESTATE 59,965,226
UTILITIES — (0.6%)
Genie Energy, Ltd., Class B 2,099 29,323
#MDU Resources Group, Inc. 1,016,614 22,904,313
New Jersey Resources Corp. 273,986 15,428,152
#Ormat Technologies, Inc. 85,438 9,816,826
TOTAL UTILITIES 48,178,614
TOTAL COMMON STOCKS 7,508,907,342
RIGHTS/WARRANTS — (0.0%)
CONSUMER STAPLES — (0.0%)
*TreeHouse Foods, Inc. CVR
02/11/33 209,374 404,092
INFORMATION TECHNOLOGY — (0.0%)
*Xerox Holdings Corp. 02/11/27 171,766 31,674

66
Dimensional US Small Cap Value ETF
continued
Shares Value†
MATERIALS — (0.0%)
*<Resolute Forest CVR 01/04/27 34,750 $ 9,254
TOTAL RIGHTS/WARRANTS 445,020
TOTAL INVESTMENT SECURITIES — (92.9%)
(Cost $6,322,269,650) 7,509,352,362
SECURITIES LENDING COLLATERAL — (7.1%)
@§The DFA Short Term
Investment Fund 49,605,824 573,939,381
TOTAL INVESTMENTS — ( 100.0% )
(Cost $6,896,209,031) $ 8,083,291,743
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 221,521,450 $ — $ — $ 221,521,450
Consumer Discretionary .......... 1,000,527,519 505,013 — 1,001,032,532
Consumer Staples .............. 409,712,575 — — 409,712,575
Energy ....................... 1,037,993,919 — — 1,037,993,919
Financials ..................... 2,049,686,729 — — 2,049,686,729
Health Care ................... 520,063,012 — — 520,063,012
Industrials ..................... 1,144,050,402 — — 1,144,050,402
Information Technology .......... 542,670,552 — — 542,670,552
Materials ..................... 474,032,331 — — 474,032,331
Real Estate .................... 59,965,226 — — 59,965,226
Utilities ....................... 48,178,614 — — 48,178,614
Rights/Warrants
Consumer Staples .............. — 404,092 — 404,092
Health Care ................... — — — —
Information Technology .......... 31,674 — — 31,674
Materials ..................... — — 9,254 9,254
Securities Lending Collateral ........ — 573,939,381 — 573,939,381
Total Investments .................
$7,508,434,003 $574,848,486 $9,254> $8,083,291,743
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

67
Dimensional US Large Cap Vector ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value†
COMMON STOCKS — (99.4%)
COMMUNICATION SERVICES — (14.4%)
Alphabet, Inc., Class A 45,005 $ 17,317,924
Alphabet, Inc., Class C 45,970 17,557,782
AT&T, Inc. 118,931 3,107,667
#*Charter Communications, Inc.,
Class A 3,597 594,117
Comcast Corp., Class A 50,901 1,376,363
Electronic Arts, Inc. 606 122,636
Fox Corp., Class A 8,954 568,489
Fox Corp., Class B 4,157 237,032
Meta Platforms, Inc., Class A 34,568 21,152,505
*Netflix, Inc. 17,693 1,656,242
Omnicom Group, Inc. 6,453 495,074
T-Mobile US, Inc. 9,973 1,949,722
Verizon Communications, Inc. 88,865 4,268,186
Warner Music Group Corp., Class
A 3,305 93,432
TOTAL COMMUNICATION
SERVICES 70,497,171
CONSUMER DISCRETIONARY — (11.3%)
*Amazon.com, Inc. 101,229 26,831,759
*Aptiv PLC 2,977 179,394
Best Buy Co., Inc. 4,184 253,090
*Burlington Stores, Inc. 1,817 581,458
Carnival Corp. 37,868 1,003,881
*Carvana Co., Class A 392 155,154
*Chipotle Mexican Grill, Inc.,
Class A 15,611 530,618
*Coupang, Inc., Class A 572 11,429
D.R. Horton, Inc. 5,628 865,924
Darden Restaurants, Inc. 4,387 879,857
*Deckers Outdoor Corp. 831 84,928
#Dick's Sporting Goods, Inc. 1,963 445,444
eBay, Inc. 12,610 1,304,883
Expedia Group, Inc. 2,328 578,205
Ford Motor Co. 109,888 1,327,447
Garmin, Ltd. 3,079 773,260
General Motors Co. 27,920 2,146,769
Genuine Parts Co. 1,416 151,838
Home Depot, Inc. (The) 17,024 5,597,491
Las Vegas Sands Corp. 8,138 444,416
#Lennar Corp., Class B 8 707
*Lululemon Athletica, Inc. 2,672 367,934
NIKE, Inc., Class B 9,405 417,206
*NVR, Inc. 84 530,533
PulteGroup, Inc. 5,997 733,793
Ralph Lauren Corp., Class A 1,328 476,274
Ross Stores, Inc. 7,908 1,801,363
Royal Caribbean Cruises, Ltd. 7,313 1,928,877
Service Corp. International 149 12,073
#*SharkNinja, Inc. 838 96,814
Somnigroup International, Inc. 1,423 107,949
Tapestry, Inc. 3,111 451,219
TJX Cos., Inc. (The) 13,365 2,094,964
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Tractor Supply Co. 14,527 $ 509,898
*Ulta Beauty, Inc. 1,490 800,845
*Versigent PLC 992 34,690
Williams-Sonoma, Inc. 3,391 614,483
TOTAL CONSUMER
DISCRETIONARY 55,126,867
CONSUMER STAPLES — (7.7%)
*BJ's Wholesale Club Holdings,
Inc. 250 23,473
Casey's General Stores, Inc. 889 730,891
Church & Dwight Co., Inc. 4,117 399,596
Coca-Cola Co. (The) 50,400 3,969,504
Constellation Brands, Inc., Class
A 3,272 512,330
Costco Wholesale Corp. 4,803 4,872,788
Dollar General Corp. 3,860 447,297
*Dollar Tree, Inc. 3,517 341,536
Estee Lauder Cos., Inc. (The),
Class A 2,338 179,348
General Mills, Inc. 13,021 459,772
Hershey Co. (The) 4,388 815,027
Kenvue, Inc. 30,770 539,398
#Kimberly-Clark Corp. 5,733 564,299
Kroger Co. (The) 24,925 1,696,645
Mondelez International, Inc.,
Class A 19,876 1,221,181
*Monster Beverage Corp. 3,829 295,101
PepsiCo, Inc. 27,545 4,365,607
*Performance Food Group Co. 802 72,629
Procter & Gamble Co. (The) 39,776 5,850,652
Sysco Corp. 11,607 867,159
Target Corp. 12,483 1,619,669
*US Foods Holding Corp. 6,792 634,984
Walmart, Inc. 52,650 6,946,114
TOTAL CONSUMER STAPLES 37,425,000
ENERGY — (7.8%)
Baker Hughes Co., Class A 22,512 1,568,411
Cheniere Energy, Inc. 6,412 1,762,979
Chevron Corp. 20,831 4,026,841
ConocoPhillips 20,577 2,588,175
Coterra Energy, Inc. 23,284 836,128
Devon Energy Corp. 20,211 1,038,239
Diamondback Energy, Inc. 3,443 707,984
EOG Resources, Inc. 15,187 2,134,836
Expand Energy Corp. 2,501 255,477
Exxon Mobil Corp. 71,451 11,027,033
Halliburton Co. 28,152 1,190,830
Marathon Petroleum Corp. 8,280 2,055,841
Occidental Petroleum Corp. 22,357 1,354,387
#ONEOK, Inc. 13,578 1,255,422
Permian Resources Corp., Class
A 17,449 377,247
Phillips 66 3,611 646,911
SLB, Ltd. 23,568 1,340,548

68
Dimensional US Large Cap Vector ETF
continued
Shares Value†
ENERGY — (Continued)
Targa Resources Corp. 4,495 $ 1,169,060
TechnipFMC PLC 7,539 569,722
Texas Pacific Land Corp. 434 192,553
Valero Energy Corp. 3,584 905,247
Williams Cos., Inc. (The) 15,254 1,164,033
TOTAL ENERGY 38,167,904
FINANCIALS — (12.6%)
Aflac, Inc. 2,412 274,172
Allstate Corp. (The) 5,523 1,199,927
American Express Co. 12,137 3,920,858
American Financial Group, Inc. 119 15,859
American International Group,
Inc. 10,845 811,206
Ameriprise Financial, Inc. 2,725 1,293,803
Aon PLC, Class A 3,145 980,139
Apollo Global Management, Inc. 3,473 447,045
*Arch Capital Group, Ltd. 8,527 805,460
Bank of New York Mellon Corp.
(The) 12,770 1,715,905
Brown & Brown, Inc. 1,926 115,849
Capital One Financial Corp. 2,378 454,911
Carlyle Group, Inc. (The) 7,604 380,732
Cboe Global Markets, Inc. 2,211 663,499
Charles Schwab Corp. (The) 17,216 1,577,674
Cincinnati Financial Corp. 1,846 302,006
*Coinbase Global, Inc., Class A 786 147,587
Corebridge Financial, Inc. 2,974 81,904
*Corpay, Inc. 1,754 537,548
East West Bancorp, Inc. 1,047 132,414
Everest Group, Ltd. 161 57,438
Fidelity National Financial, Inc. 5,283 276,301
Fidelity National Information
Services, Inc. 11,109 516,902
Fifth Third Bancorp 10,888 552,675
First Citizens BancShares, Inc.,
Class A 75 148,786
*Fiserv, Inc. 5,443 341,004
Goldman Sachs Group, Inc. (The) 3,871 3,575,914
Hartford Insurance Group, Inc.
(The) 8,083 1,105,835
Huntington Bancshares, Inc. 5,991 100,409
Intercontinental Exchange, Inc. 3,020 477,432
JPMorgan Chase & Co. 41,192 12,902,570
LPL Financial Holdings, Inc. 2,408 804,585
*Markel Group, Inc. 308 545,921
Marsh & McLennan Cos., Inc. 6,782 1,137,409
MetLife, Inc. 19,989 1,601,119
Moody's Corp. 2,034 939,403
Morgan Stanley 18,521 3,529,917
Nasdaq, Inc. 1,594 146,505
Northern Trust Corp. 5,352 890,252
PayPal Holdings, Inc. 12,741 638,834
Principal Financial Group, Inc. 5,741 579,324
Progressive Corp. (The) 8,655 1,742,078
Prudential Financial, Inc. 2,565 251,652
Raymond James Financial, Inc. 5,095 806,640
Regions Financial Corp. 3,658 104,436
RenaissanceRe Holdings, Ltd. 655 201,065
Shares Value†
FINANCIALS — (Continued)
*Robinhood Markets, Inc., Class
A 295 $ 21,503
Synchrony Financial 10,729 817,550
#T. Rowe Price Group, Inc. 3,895 400,718
Travelers Cos., Inc. (The) 7,955 2,427,389
Visa, Inc., Class A 20,087 6,625,496
W. R. Berkley Corp. 10,248 684,874
Wells Fargo & Co. 468 38,484
Willis Towers Watson PLC 2,392 612,830
TOTAL FINANCIALS 61,461,748
HEALTH CARE — (10.1%)
Abbott Laboratories 18,988 1,723,921
AbbVie, Inc. 7,418 1,567,572
Agilent Technologies, Inc. 5,069 585,723
Amgen, Inc. 11,049 3,825,716
Becton Dickinson & Co. 4,302 641,170
Bristol-Myers Squibb Co. 57,325 3,473,322
Cencora, Inc. 1,092 336,347
Cigna Group (The) 4,760 1,383,161
CVS Health Corp. 517 43,061
*Dexcom, Inc. 3,025 180,139
*Edwards Lifesciences Corp. 4,635 387,023
Elevance Health, Inc. 720 271,022
Eli Lilly & Co. 1,098 1,026,191
GE HealthCare Technologies, Inc. 8,718 530,403
Gilead Sciences, Inc. 34,135 4,466,223
*IDEXX Laboratories, Inc. 1,565 877,652
*Incyte Corp. 1,302 124,042
*IQVIA Holdings, Inc. 3,597 569,657
Johnson & Johnson 43,546 10,009,048
Labcorp Holdings, Inc. 228 58,550
Merck & Co., Inc. 54,237 5,921,596
*Neurocrine Biosciences, Inc. 323 42,529
Pfizer, Inc. 79,713 2,128,337
Quest Diagnostics, Inc. 3,435 667,077
#ResMed, Inc. 2,568 549,064
*Solventum Corp. 664 44,727
STERIS PLC 27 5,856
Stryker Corp. 3,271 1,030,790
*Tenet Healthcare Corp. 1,973 349,458
Thermo Fisher Scientific, Inc. 55 26,343
*United Therapeutics Corp. 1,272 726,757
UnitedHealth Group, Inc. 9,965 3,691,833
Universal Health Services, Inc.,
Class B 100 16,827
*Vertex Pharmaceuticals, Inc. 1,025 438,064
Viatris, Inc. 696 10,398
*Waters Corp. 2,381 736,277
West Pharmaceutical Services,
Inc. 456 135,701
Zoetis, Inc., Class A 5,689 654,064
TOTAL HEALTH CARE 49,255,641
INDUSTRIALS — (15.0%)
3M Co. 9,861 1,444,834
Allegion PLC 418 57,467
*Amentum Holdings, Inc. 46 1,207
AMETEK, Inc. 4,342 1,022,541
*API Group Corp. 11,123 508,544

69
Dimensional US Large Cap Vector ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*ATI, Inc. 1,451 $ 225,572
Automatic Data Processing, Inc. 5,124 1,085,981
Broadridge Financial Solutions,
Inc. 3,032 466,867
Carlisle Cos., Inc. 717 254,721
Carrier Global Corp. 12,564 843,924
Caterpillar, Inc. 9,051 8,056,386
CH Robinson Worldwide, Inc. 831 151,084
Cintas Corp. 5,133 896,786
Comfort Systems USA, Inc. 785 1,444,596
CSX Corp. 50,839 2,309,616
Cummins, Inc. 2,742 1,839,909
Curtiss-Wright Corp. 364 262,153
Deere & Co. 4,885 2,881,515
Delta Air Lines, Inc. 18,900 1,285,011
Dover Corp. 2,148 486,329
Eaton Corp. PLC 3,549 1,536,753
EMCOR Group, Inc. 1,166 1,039,687
Emerson Electric Co. 8,093 1,136,581
Equifax, Inc. 2,264 393,800
Expeditors International of
Washington, Inc. 4,412 652,491
Fastenal Co. 4,082 183,404
FedEx Corp. 4,937 1,991,141
Ferguson Enterprises, Inc. 5,280 1,413,509
General Dynamics Corp. 2,613 899,656
Graco, Inc. 1,924 154,439
Honeywell International, Inc. 12,053 2,583,319
Howmet Aerospace, Inc. 2,912 707,732
Hubbell, Inc., Class B 1,251 635,721
IDEX Corp. 319 69,494
Illinois Tool Works, Inc. 6,135 1,582,891
ITT, Inc. 49 10,503
Jacobs Solutions, Inc. 1,847 239,020
JB Hunt Transport Services, Inc. 2,517 633,101
Johnson Controls International
PLC 2,891 422,173
Leidos Holdings, Inc. 3,694 551,219
#Lennox International, Inc. 576 308,097
Lincoln Electric Holdings, Inc. 249 65,985
Lockheed Martin Corp. 4,587 2,375,928
#*MasTec, Inc. 394 155,256
Nordson Corp. 631 182,012
Norfolk Southern Corp. 3,435 1,084,876
Northrop Grumman Corp. 1,788 1,036,110
Old Dominion Freight Line, Inc. 4,196 891,356
PACCAR, Inc. 10,634 1,263,319
Parker-Hannifin Corp. 641 582,938
Paychex, Inc. 6,652 616,175
Pentair PLC 1,499 120,984
Quanta Services, Inc. 967 703,754
Republic Services, Inc., Class A 4,257 890,650
Rockwell Automation, Inc. 2,138 874,250
Rollins, Inc. 6,862 382,419
RTX Corp. 11,704 2,060,723
Snap-on, Inc. 1,408 539,827
Southwest Airlines Co. 7,998 303,284
Shares Value†
INDUSTRIALS — (Continued)
SS&C Technologies Holdings,
Inc. 6,980 $ 483,714
Textron, Inc. 586 56,233
Trane Technologies PLC 2,603 1,282,082
TransUnion 1,003 71,213
*Uber Technologies, Inc. 12,353 921,657
UL Solutions, Inc., Class A 53 4,796
Union Pacific Corp. 12,628 3,402,993
*United Airlines Holdings, Inc. 11,001 990,090
United Parcel Service, Inc., Class
B 14,237 1,548,986
United Rentals, Inc. 1,981 1,901,443
Veralto Corp. 4,102 361,796
Vertiv Holdings Co., Class A 6,133 2,014,629
Waste Management, Inc. 6,842 1,591,107
#Watsco, Inc. 64 28,022
Woodward, Inc. 106 38,477
WW Grainger, Inc. 959 1,113,735
*XPO, Inc. 3,594 791,147
TOTAL INDUSTRIALS 73,401,740
INFORMATION TECHNOLOGY — (16.4%)
Accenture PLC, Class A 8,567 1,531,009
*Adobe, Inc. 3,472 854,459
#*Akamai Technologies, Inc. 76 7,826
Amphenol Corp., Class A 7,229 1,064,615
Analog Devices, Inc. 2,200 884,972
Apple, Inc. 619 167,966
Applied Materials, Inc. 9,233 3,642,326
*AppLovin Corp., Class A 1,682 750,761
*Autodesk, Inc. 3,495 828,315
Cisco Systems, Inc. 44,622 4,082,913
Cognizant Technology Solutions
Corp., Class A 11,563 611,683
Corning, Inc. 16,158 2,653,790
*F5, Inc. 994 321,957
*First Solar, Inc. 2,196 443,350
*Flex, Ltd. 8,185 749,337
*Fortinet, Inc. 3,076 259,337
Hewlett Packard Enterprise Co. 19,966 574,422
International Business Machines
Corp. 17,153 3,962,000
Intuit, Inc. 74 28,749
Jabil, Inc. 3,494 1,179,190
*Keysight Technologies, Inc. 1,746 610,943
KLA Corp. 2,364 4,137,827
Lam Research Corp. 15,187 3,916,120
Micron Technology, Inc. 12,080 6,247,293
Microsoft Corp. 55,427 22,602,022
MKS, Inc. 136 38,590
Motorola Solutions, Inc. 2,287 1,004,062
NetApp, Inc. 6,868 760,768
NVIDIA Corp. 6,250 1,247,312
NXP Semiconductors NV 5,771 1,694,308
*ON Semiconductor Corp. 1,075 108,371
Oracle Corp. 26,103 4,212,763
*PTC, Inc. 372 50,704
QUALCOMM, Inc. 22,105 3,969,616
TE Connectivity PLC 5,624 1,190,376

70
Dimensional US Large Cap Vector ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Teradyne, Inc. 162 $ 55,642
Texas Instruments, Inc. 10,631 2,988,161
Western Digital Corp. 945 410,621
TOTAL INFORMATION
TECHNOLOGY 79,844,476
MATERIALS — (3.5%)
Air Products and Chemicals, Inc. 3,489 1,046,874
Amcor PLC 3,897 148,242
Avery Dennison Corp. 1,107 181,471
Ball Corp. 4,178 255,192
CF Industries Holdings, Inc. 4,704 584,237
CRH PLC 11,495 1,361,238
Ecolab, Inc. 1,949 507,909
Freeport-McMoRan, Inc. 24,644 1,423,930
International Paper Co. 611 18,587
Linde PLC 5,410 2,711,167
Martin Marietta Materials, Inc. 905 560,258
Newmont Corp. 16,887 1,875,977
Nucor Corp. 3,259 734,220
Packaging Corp. of America 3,060 653,157
PPG Industries, Inc. 6,017 652,845
Reliance, Inc. 1,235 447,688
RPM International, Inc. 3,227 328,799
Sherwin-Williams Co. (The) 3,554 1,143,002
Solstice Advanced Materials, Inc. 1,140 93,423
Southern Copper Corp. 2,315 397,462
Steel Dynamics, Inc. 4,179 955,570
Shares Value†
MATERIALS — (Continued)
Vulcan Materials Co. 2,820 $ 850,907
TOTAL MATERIALS 16,932,155
REAL ESTATE — (0.1%)
*CBRE Group, Inc., Class A 4,997 713,222
UTILITIES — (0.5%)
NRG Energy, Inc. 5,333 829,708
Vistra Corp. 8,758 1,382,363
TOTAL UTILITIES 2,212,071
TOTAL COMMON STOCKS 485,037,995
TOTAL INVESTMENT SECURITIES — (99.4%)
(Cost $391,377,197) 485,037,995
SECURITIES LENDING COLLATERAL — (0.6%)
@§The DFA Short Term
Investment Fund 242,916 2,810,533
TOTAL INVESTMENTS — ( 100.0% )
(Cost $394,187,730) $ 487,848,528
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 70,497,171 $ — $ — $ 70,497,171
Consumer Discretionary .......... 55,126,867 — — 55,126,867
Consumer Staples .............. 37,425,000 — — 37,425,000
Energy ....................... 38,167,904 — — 38,167,904
Financials ..................... 61,461,748 — — 61,461,748
Health Care ................... 49,255,641 — — 49,255,641
Industrials ..................... 73,401,740 — — 73,401,740
Information Technology .......... 79,844,476 — — 79,844,476
Materials ..................... 16,932,155 — — 16,932,155
Real Estate .................... 713,222 — — 713,222
Utilities ....................... 2,212,071 — — 2,212,071
Securities Lending Collateral ........ — 2,810,533 — 2,810,533
Total Investments .................
$485,037,995 $2,810,533 $— $487,848,528
See accompanying Notes to Financial Statements.

71
Dimensional US Vector Equity ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value†
COMMON STOCKS — (95.2%)
COMMUNICATION SERVICES — (7.7%)
Alphabet, Inc., Class A 17,575 $ 6,762,860
Alphabet, Inc., Class C 15,138 5,781,808
#*AMC Global Media, Inc., Class
A 12 102
*Anterix, Inc. 660 31,891
Array Digital Infrastructure, Inc. 834 41,441
AT&T, Inc. 40,492 1,058,056
ATN International, Inc. 1,201 33,544
*Bandwidth, Inc., Class A 20 736
#*Boston Omaha Corp., Class A 12 144
*Bumble, Inc., Class A 2,514 10,433
#*Cable One, Inc. 252 23,056
*Cargurus, Inc., Class A 2,127 77,550
#*Charter Communications, Inc.,
Class A 2,457 405,823
Cinemark Holdings, Inc. 4,764 140,633
Comcast Corp., Class A 19,476 526,631
*DoubleVerify Holdings, Inc. 8,773 96,678
*E.W. Scripps Co. (The), Class A 3,092 14,811
#*EchoStar Corp., Class A 2,360 290,610
Electronic Arts, Inc. 1,275 258,022
Entravision Communications
Corp., Class A 5,115 19,284
Fox Corp., Class A 3,351 212,755
Fox Corp., Class B 2,444 139,357
*GCI Liberty, Inc., Class A 25 872
*GCI Liberty, Inc., Class C 1,248 42,744
Gray Media, Inc. 3,973 22,408
*Grindr, Inc. 1,354 18,103
#*Ibotta, Inc., Class A 297 10,454
IDT Corp., Class B 736 36,910
#*IMAX Corp. 1,756 66,763
Iridium Communications, Inc. 2,618 102,285
John Wiley & Sons, Inc., Class A 2,945 120,539
*Liberty Broadband Corp., Class
A 489 18,792
*Liberty Broadband Corp., Class
C 2,346 90,298
*Liberty Global, Ltd., Class A 7,785 90,150
*Liberty Global, Ltd., Class C 4,662 52,867
*Liberty Latin America, Ltd., Class
A 3,246 26,358
*Liberty Latin America, Ltd., Class
C 7,329 60,904
#*Liberty Media Corp.-Liberty
Formula One 184 14,573
*Liberty Media Corp.-Liberty
Formula One, Class C 3,182 273,493
#*Live Nation Entertainment, Inc. 2,105 332,464
*Lumen Technologies, Inc. 8,488 75,034
*Madison Square Garden
Entertainment Corp., Class A 941 62,972
*Magnite, Inc. 7,886 101,059
Marcus Corp. (The) 712 12,545
Shares Value†
COMMUNICATION SERVICES — (Continued)
Match Group, Inc. 793 $ 29,674
Meta Platforms, Inc., Class A 12,276 7,511,807
*Netflix, Inc. 16,742 1,567,219
New York Times Co. (The), Class
A 3,193 252,343
News Corp., Class A 5,588 147,076
#News Corp., Class B 1,374 41,880
Nexstar Media Group, Inc., Class
A 1,242 258,510
Omnicom Group, Inc. 4,207 322,761
#Paramount Skydance Corp.,
Class B 4,758 48,722
*Pinterest, Inc., Class A 2,835 55,736
*PubMatic, Inc., Class A 1,394 13,633
*QuinStreet, Inc. 218 2,782
#*Reservoir Media, Inc. 16 161
Saga Communications, Inc.,
Class A 4 45
#Scholastic Corp. 837 33,781
#Shenandoah
Telecommunications Co. 1,143 17,979
Shutterstock, Inc. 110 1,779
Sinclair, Inc. 2,140 33,277
#Sirius XM Holdings, Inc. 5,795 156,117
#*Sphere Entertainment Co. 1,462 208,262
Spok Holdings, Inc. 896 9,578
#*Stagwell, Inc., Class A 8,218 51,527
Telephone and Data Systems,
Inc. 4,023 181,276
T-Mobile US, Inc. 2,786 544,663
*Trade Desk, Inc. (The), Class A 2,614 61,664
#*TripAdvisor, Inc. 5,683 63,252
*USA TODAY Co, Inc. 5,534 40,011
Verizon Communications, Inc. 38,364 1,842,623
Versant Media Group, Inc. 1,629 65,470
Walt Disney Co. (The) 3,054 316,853
*Warner Bros Discovery, Inc. 12,702 343,589
Warner Music Group Corp., Class
A 1,620 45,797
*Yelp, Inc., Class A 3,330 91,908
#*Ziff Davis, Inc. 2,651 121,310
*ZoomInfo Technologies, Inc.,
Class A 14,005 87,531
TOTAL COMMUNICATION
SERVICES 32,129,408
CONSUMER DISCRETIONARY — (10.3%)
*1stdibs.com, Inc. 1,970 9,121
*Abercrombie & Fitch Co. 1,771 151,155
Academy Sports & Outdoors, Inc. 2,626 144,010
#Acushnet Holdings Corp. 1,731 167,595
*Adient PLC 13,621 286,722
ADT, Inc. 23,524 177,136
#Advance Auto Parts, Inc. 2,777 165,259
*Airbnb, Inc., Class A 1,057 148,361

72
Dimensional US Vector Equity ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Amazon.com, Inc. 40,431 $ 10,716,641
American Eagle Outfitters, Inc. 7,603 132,444
*American Outdoor Brands, Inc. 12 113
*American Public Education, Inc. 723 42,042
*Aptiv PLC 3,030 182,588
Aramark 6,782 309,870
Arhaus, Inc., Class A 6,642 49,151
Arko Corp. 1,591 10,501
*Asbury Automotive Group, Inc. 687 139,935
Autoliv, Inc. 2,451 284,144
*AutoNation, Inc. 1,170 248,485
*AutoZone, Inc. 9 33,336
*Barnes & Noble Education, Inc. 8 79
Bassett Furniture Industries, Inc. 12 175
*Beazer Homes USA, Inc. 1,018 21,979
Best Buy Co., Inc. 3,727 225,446
#*Biglari Holdings, Inc., Class A 18 29,343
*Biglari Holdings, Inc., Class B 4 1,237
#*Birkenstock Holding PLC 4,426 171,463
*BJ's Restaurants, Inc. 645 24,768
Booking Holdings, Inc. 125 21,045
*Boot Barn Holdings, Inc. 617 105,785
BorgWarner, Inc. 6,760 385,117
*Bright Horizons Family Solutions,
Inc. 1,760 142,754
*Brinker International, Inc. 1,015 154,524
Brunswick Corp. 2,999 238,271
Buckle, Inc. (The) 2,579 143,418
#Build-A-Bear Workshop, Inc.,
Class A 557 20,576
*Burlington Stores, Inc. 851 272,328
Caleres, Inc. 1,736 22,742
*Callaway Golf Co 9,567 146,375
*Capri Holdings, Ltd. 4,728 92,243
*CarMax, Inc. 1,296 50,946
Carnival Corp. 20,208 535,714
Carriage Services, Inc., Class A 316 15,516
#Carter's, Inc. 1,871 67,581
#*Carvana Co., Class A 104 41,163
*Cavco Industries, Inc. 206 104,442
Century Communities, Inc. 1,524 85,374
*Champion Homes, Inc. 2,318 176,701
#Cheesecake Factory, Inc. (The) 2,136 134,290
*Chewy, Inc., Class A 2,740 69,651
*Chipotle Mexican Grill, Inc.,
Class A 10,207 346,936
#Choice Hotels International, Inc. 328 32,498
Churchill Downs, Inc. 393 39,689
*Citi Trends, Inc. 12 585
Clarus Corp. 8 21
Columbia Sportswear Co. 1,750 106,610
*Coupang, Inc., Class A 541 10,809
*Coursera, Inc. 13,389 79,665
*Covista, Inc. 1,493 172,023
#Cracker Barrel Old Country
Store, Inc. 2,000 62,640
#Cricut, Inc., Class A 20 86
*Crocs, Inc. 1,383 141,038
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
D.R. Horton, Inc. 3,508 $ 539,741
Dana, Inc. 5,328 194,206
Darden Restaurants, Inc. 1,766 354,189
*Dauch Corporation 341 1,947
*Deckers Outdoor Corp. 2,523 257,851
#Dick's Sporting Goods, Inc. 1,851 420,029
#Dillard's, Inc., Class A 279 158,812
Domino's Pizza, Inc. 63 21,383
#*Dorman Products, Inc. 765 86,070
*Driven Brands Holdings, Inc. 5,289 71,772
eBay, Inc. 5,626 582,178
*El Pollo Loco Holdings, Inc. 1,100 14,872
Escalade, Inc. 12 224
Ethan Allen Interiors, Inc. 876 18,694
*Etsy, Inc. 4 257
Expedia Group, Inc. 1,695 420,987
*Figs, Inc., Class A 88 1,316
*First Watch Restaurant Group,
Inc. 2,459 32,262
*Five Below, Inc. 1,256 295,989
Flexsteel Industries, Inc. 8 442
#*Floor & Decor Holdings, Inc.,
Class A 2,418 117,031
*Flutter Entertainment PLC, Class
DI 916 98,864
Ford Motor Co. 63,094 762,176
*Fossil Group, Inc. 4,638 20,546
*Fox Factory Holding Corp. 340 6,035
*Frontdoor, Inc. 1,390 95,396
*Funko, Inc., Class A 6,100 26,901
#*GameStop Corp., Class A 8,270 206,336
#Gap, Inc. (The) 13,889 341,531
Garmin, Ltd. 1,246 312,920
Garrett Motion, Inc. 2,257 57,802
General Motors Co. 15,229 1,170,958
*Genesco, Inc. 12 426
Gentex Corp. 7,350 169,858
*Gentherm, Inc. 109 3,281
Genuine Parts Co. 2,182 233,976
*GigaCloud Technology, Inc.,
Class A 1,081 48,094
G-III Apparel Group, Ltd. 1,908 59,511
#*Global Business Travel Group I 2,842 16,654
#Gold.com, Inc., Class A 1,159 52,375
*Goodyear Tire & Rubber Co.
(The) 17,053 120,735
Graham Holdings Co., Class B 91 102,148
*Grand Canyon Education, Inc. 931 157,404
*Green Brick Partners, Inc. 513 34,597
Group 1 Automotive, Inc. 434 154,882
#*Groupon, Inc., Class A 161 2,288
#Harley-Davidson, Inc. 6,240 149,074
Hasbro, Inc. 1,120 107,341
Haverty Furniture Cos., Inc. 20 443
*Helen of Troy, Ltd. 55 1,273
*Hilton Grand Vacations, Inc. 3,426 160,919
Hilton Worldwide Holdings, Inc. 319 103,378
*Holley, Inc. 6,582 21,721
Home Depot, Inc. (The) 4,695 1,543,716

73
Dimensional US Vector Equity ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Hooker Furnishings Corp. 1,400 $ 17,010
*Hovnanian Enterprises, Inc.,
Class A 164 18,440
Installed Building Products, Inc. 471 135,907
J Jill, Inc. 53 675
JAKKS Pacific, Inc. 8 174
Johnson Outdoors, Inc., Class A 277 14,579
KB Home 619 32,801
#Kohl's Corp. 5,358 75,923
Kontoor Brands, Inc. 1,908 139,971
#*Krispy Kreme, Inc. 2,880 11,347
*Kura Sushi USA, Inc., Class A 65 3,580
#*Lands' End, Inc. 1,606 18,132
Las Vegas Sands Corp. 6,856 374,406
*Latham Group, Inc. 3,384 20,541
*Laureate Education, Inc., Class
A 5,182 155,952
La-Z-Boy, Inc. 4,084 141,878
LCI Industries 1,017 121,247
Lear Corp. 1,227 155,989
*Legacy Housing Corp. 810 17,617
Leggett & Platt, Inc. 16,482 179,159
Lennar Corp., Class A 2,747 248,054
#Lennar Corp., Class B 216 19,090
#Levi Strauss & Co., Class A 1,385 30,858
*LGI Homes, Inc. 1,395 68,313
*Life Time Group Holdings, Inc. 5,407 144,962
*Lincoln Educational Services
Corp. 393 16,168
Lithia Motors, Inc., Class A 605 175,523
LKQ Corp. 7,412 234,071
*Lovesac Co. (The) 12 190
Lowe's Cos., Inc. 400 95,516
#*Lucid Group, Inc., Class A 8,283 52,763
*Lululemon Athletica, Inc. 2,083 286,829
Macy's, Inc. 9,839 192,352
*Malibu Boats, Inc., Class A 698 17,869
Marine Products Corp. 20 158
*MarineMax, Inc. 670 19,256
Marriott Vacations Worldwide
Corp. 2,012 144,884
*MasterCraft Boat Holdings, Inc. 16 374
*Mattel, Inc. 10,032 151,283
#Matthews International Corp.,
Class A 930 26,542
McDonald's Corp. 445 130,648
*MGM Resorts International 399 15,537
#*Mister Car Wash, Inc. 8,313 58,856
*Mohawk Industries, Inc. 1,446 152,640
Monro, Inc. 604 10,606
*Motorcar Parts of America, Inc. 8 90
Movado Group, Inc. 512 13,947
Murphy USA, Inc. 412 242,256
*National Vision Holdings, Inc. 4,357 101,170
Newell Brands, Inc. 23,283 94,995
NIKE, Inc., Class B 3,779 167,636
*Norwegian Cruise Line Holdings,
Ltd. 13,540 246,157
*NVR, Inc. 46 290,530
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Ollie's Bargain Outlet Holdings,
Inc. 658 $ 56,924
#Oxford Industries, Inc. 283 12,124
#Patrick Industries, Inc. 1,431 133,083
*Penn Entertainment, Inc. 4,629 80,822
#Penske Automotive Group, Inc. 1,755 301,018
Perdoceo Education Corp. 2,060 69,916
*Petco Health & Wellness Co.,
Inc., Class A 3,860 10,962
Phinia, Inc. 1,564 112,843
*Planet Fitness, Inc., Class A 343 22,868
Polaris, Inc. 1,478 97,947
Pool Corp. 720 153,590
#*Portillo's, Inc., Class A 632 3,950
PulteGroup, Inc. 3,494 427,526
*Pursuit Attractions and
Hospitality, Inc. 631 26,552
PVH Corp. 1,930 176,479
#*QuantumScape Corp., Class A 5,070 36,960
Ralph Lauren Corp., Class A 526 188,645
#*RH 166 21,905
#*Rivian Automotive, Inc., Class A 10,658 174,791
Rocky Brands, Inc. 884 32,416
Ross Stores, Inc. 3,949 899,543
Royal Caribbean Cruises, Ltd. 3,221 849,571
*Sally Beauty Holdings, Inc. 4,576 64,888
*Savers Value Village, Inc. 3,734 31,552
Service Corp. International 3,056 247,628
*Shake Shack, Inc., Class A 42 4,303
#*SharkNinja, Inc. 2,011 232,331
Shoe Carnival, Inc. 582 10,779
Signet Jewelers, Ltd. 1,894 168,623
#*Six Flags Entertainment Corp. 4,671 87,721
Smith & Wesson Brands, Inc. 1,298 20,171
#*Solid Power, Inc. 10,147 35,007
Somnigroup International, Inc. 2,594 196,781
#Sonic Automotive, Inc., Class A 598 47,092
*Sonos, Inc. 1,860 27,584
Standard Motor Products, Inc. 312 11,659
Starbucks Corp. 518 54,561
#Steven Madden, Ltd. 1,899 71,326
*Stitch Fix, Inc., Class A 2,432 8,852
*Stoneridge, Inc. 263 1,841
#Strategic Education, Inc. 1,231 96,510
#*Strattec Security Corp. 4 301
#*Stride, Inc. 1,749 169,933
Sturm Ruger & Co., Inc. 56 2,429
#*Sweetgreen, Inc., Class A 3,823 26,302
Tapestry, Inc. 2,129 308,790
*Target Hospitality Corp. 1,766 25,678
*Taylor Morrison Home Corp.,
Class A 2,392 145,290
Texas Roadhouse, Inc., Class A 1,017 163,727
Thor Industries, Inc. 2,275 179,816
TJX Cos., Inc. (The) 5,566 872,470
Toll Brothers, Inc. 1,220 173,411
#*TopBuild Corp. 653 289,083
Tractor Supply Co. 7,047 247,350

74
Dimensional US Vector Equity ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Travel + Leisure Co. 20 $ 1,293
*Ulta Beauty, Inc. 590 317,113
#*Under Armour, Inc., Class A 10,461 65,800
*Under Armour, Inc., Class C 8,673 52,645
*Unifi, Inc. 5,900 21,476
*Universal Technical Institute, Inc. 2,356 88,421
Upbound Group, Inc. 2,813 55,585
*Urban Outfitters, Inc. 2,396 168,535
#Vail Resorts, Inc. 891 113,317
*Valvoline, Inc. 3,103 103,113
*Vera Bradley, Inc. 2,700 11,097
*Versigent PLC 1,009 35,285
VF Corp. 8,139 154,071
*Victoria's Secret & Co. 3,599 186,536
Visteon Corp. 1,461 163,208
Weyco Group, Inc. 12 396
#Whirlpool Corp. 2,500 140,150
Williams-Sonoma, Inc. 1,744 316,030
#Winmark Corp. 4 1,522
Winnebago Industries, Inc. 1,201 39,165
Wolverine World Wide, Inc. 3,316 56,438
Wyndham Hotels & Resorts, Inc. 1,786 145,345
#Wynn Resorts, Ltd. 4 428
#*XPEL, Inc. 895 42,620
#*YETI Holdings, Inc. 3,444 135,900
Yum! Brands, Inc. 427 68,171
*Zumiez, Inc. 1,509 37,076
TOTAL CONSUMER
DISCRETIONARY 43,346,477
CONSUMER STAPLES — (5.0%)
#Albertsons Cos., Inc., Class A 16,130 271,790
Alico, Inc. 8 333
Altria Group, Inc. 12 872
Andersons, Inc. (The) 2,124 166,819
Archer-Daniels-Midland Co. 2,893 215,644
#B&G Foods, Inc. 1,916 10,615
*BJ's Wholesale Club Holdings,
Inc. 2,528 237,354
*Boston Beer Co., Inc. (The),
Class A 370 87,705
*Bridgford Foods Corp. 8 60
Brown-Forman Corp., Class A 454 11,931
#Brown-Forman Corp., Class B 3,986 102,719
Bunge Global SA 2,869 364,564
Calavo Growers, Inc. 257 7,237
#Cal-Maine Foods, Inc. 2,170 167,654
#Campbell's Company (The) 4,405 91,580
Casey's General Stores, Inc. 454 373,256
*Central Garden & Pet Co. 400 14,808
*Central Garden & Pet Co., Class
A 1,658 55,642
*Chefs' Warehouse, Inc. (The) 1,845 143,172
Church & Dwight Co., Inc. 3,616 350,969
Clorox Co. (The) 599 57,768
Coca-Cola Co. (The) 17,530 1,380,663
Coca-Cola Consolidated, Inc. 1,542 316,218
Colgate-Palmolive Co. 7,769 663,162
Conagra Brands, Inc. 8,482 121,717
Shares Value†
CONSUMER STAPLES — (Continued)
Constellation Brands, Inc., Class
A 2,330 $ 364,831
Costco Wholesale Corp. 1,168 1,184,971
*Coty, Inc., Class A 22,769 56,012
*Darling Ingredients, Inc. 3,786 243,175
Dole PLC 6,805 103,300
Dollar General Corp. 2,971 344,279
*Dollar Tree, Inc. 3,154 306,285
Edgewell Personal Care Co. 2,150 48,483
#*elf Beauty, Inc. 1,005 64,290
#Energizer Holdings, Inc. 2,263 44,310
Estee Lauder Cos., Inc. (The),
Class A 1,528 117,213
Flowers Foods, Inc. 10,191 92,330
Fresh Del Monte Produce, Inc. 1,504 63,003
*Freshpet, Inc. 1,984 133,682
#General Mills, Inc. 7,212 254,656
#*Grocery Outlet Holding Corp. 3,499 27,677
*Herbalife, Ltd. 665 11,039
Hershey Co. (The) 1,745 324,116
*Honest Co., Inc. (The) 5,836 20,426
Hormel Foods Corp. 4,950 106,276
Ingles Markets, Inc., Class A 373 34,118
Ingredion, Inc. 1,559 174,203
Interparfums, Inc. 687 62,668
J&J Snack Foods Corp. 1,013 89,407
J.M. Smucker Co. (The) 3,164 310,167
John B. Sanfilippo & Son, Inc. 212 17,339
Kenvue, Inc. 11,976 209,939
Keurig Dr Pepper, Inc. 8,577 252,164
#Kimberly-Clark Corp. 4,093 402,874
Kraft Heinz Co. (The) 7,133 161,634
Kroger Co. (The) 12,991 884,297
Lamb Weston Holdings, Inc. 3,598 156,693
#*Lifeway Foods, Inc. 12 322
Limoneira Co. 1,437 18,293
*Maplebear, Inc. 5,590 236,737
Marzetti Co. (The) 948 123,505
McCormick & Co., Inc. 2,827 143,725
McCormick & Co., Inc. 175 8,858
#*Mission Produce, Inc. 2,623 36,355
Molson Coors Beverage Co.,
Class B 4,366 186,603
Mondelez International, Inc.,
Class A 10,088 619,807
*Monster Beverage Corp. 615 47,398
*National Beverage Corp. 2,624 89,793
#Natural Grocers by Vitamin
Cottage, Inc. 955 27,657
*Nature's Sunshine Products, Inc. 24 652
Nu Skin Enterprises, Inc., Class A 1,999 14,593
Oil-Dri Corp. of America 204 14,882
PepsiCo, Inc. 7,820 1,239,392
*Performance Food Group Co. 1,839 166,540
Philip Morris International, Inc. 577 95,245
Pilgrim's Pride Corp. 4,374 144,779
*Post Holdings, Inc. 1,119 117,215
PriceSmart, Inc. 1,073 168,375
#Primo Brands Corp., Class A 1,113 22,683

75
Dimensional US Vector Equity ETF
continued
Shares Value†
CONSUMER STAPLES — (Continued)
Procter & Gamble Co. (The) 13,450 $ 1,978,361
Reynolds Consumer Products,
Inc. 6,203 130,077
Seaboard Corp. 31 176,264
*Seneca Foods Corp., Class A 258 36,084
*Seneca Foods Corp., Class B 10 1,390
*Simply Good Foods Co. (The) 4,025 53,814
*Sprouts Farmers Market, Inc. 1,599 130,878
Sysco Corp. 6,343 473,886
Target Corp. 7,496 972,606
Tootsie Roll Industries, Inc. 455 19,210
Turning Point Brands, Inc. 711 57,363
Tyson Foods, Inc., Class A 3,471 222,387
*United Natural Foods, Inc. 3,570 178,571
Universal Corp. 1,088 58,295
*US Foods Holding Corp. 3,472 324,597
Utz Brands, Inc. 4,328 34,451
Village Super Market, Inc., Class
A 12 517
#*Vital Farms, Inc. 534 7,289
Walmart, Inc. 6,262 826,146
WD-40 Co. 283 59,419
Weis Markets, Inc. 813 57,056
TOTAL CONSUMER STAPLES 21,202,179
ENERGY — (6.7%)
Antero Midstream Corp. 10,289 224,918
*Antero Resources Corp. 8,077 317,103
APA Corp. 11,621 473,323
Archrock, Inc. 6,560 254,200
Ardmore Shipping Corp. 1,739 30,815
#Atlas Energy Solutions, Inc.,
Class A 6,685 116,185
Baker Hughes Co., Class A 9,695 675,451
*BKV Corp. 858 27,053
*Borr Drilling, Ltd. 5,333 32,158
Bristow Group, Inc. 1,111 54,583
Cactus, Inc., Class A 1,823 101,578
California Resources Corp. 2,692 183,756
#*Centrus Energy Corp., Class A 288 60,757
Cheniere Energy, Inc. 3,049 838,323
Chevron Corp. 7,935 1,533,915
Chord Energy Corp. 1,362 198,307
*Clean Energy Fuels Corp. 7,088 16,302
*CNX Resources Corp. 4,357 169,531
#*Comstock Resources, Inc. 6,043 105,269
ConocoPhillips 7,011 881,844
#Core Laboratories, Inc. 1,018 14,914
Core Natural Resources, Inc. 1,308 117,380
Coterra Energy, Inc. 10,033 360,285
Crescent Energy Co., Class A 15,638 210,331
*CVR Energy, Inc. 3,902 129,312
Delek US Holdings, Inc. 268 12,486
Devon Energy Corp. 12,759 655,430
DHT Holdings, Inc. 12,592 232,700
Diamondback Energy, Inc. 3,037 624,498
Dorian LPG, Ltd. 2,196 84,656
DT Midstream, Inc. 1,624 240,336
#*Encore Energy Corp. 5,688 11,148
Shares Value†
ENERGY — (Continued)
Energy Services of America Corp. 8 $ 136
EOG Resources, Inc. 8,288 1,165,044
Epsilon Energy, Ltd. 16 102
EQT Corp. 4,590 275,767
Evolution Petroleum Corp. 28 134
Expand Energy Corp. 2,925 298,789
*Expro Group Holdings NV 6,321 115,105
Exxon Mobil Corp. 13,912 2,147,039
*Forum Energy Technologies, Inc. 185 11,631
FutureFuel Corp. 5,200 25,896
*Geospace Technologies Corp. 1,900 17,385
#*Gevo, Inc. 3,082 5,887
Granite Ridge Resources, Inc. 6,693 40,359
*Green Plains, Inc. 2,989 51,949
*Gulfport Energy Corp. 691 133,045
Halliburton Co. 11,191 473,379
*Helix Energy Solutions Group,
Inc. 7,731 80,016
Helmerich & Payne, Inc. 5,034 203,273
HF Sinclair Corp. 5,326 357,960
*Innovex International, Inc. 1,578 43,821
International Seaways, Inc. 3,412 283,025
Kinder Morgan, Inc. 14,162 465,505
#Kinetik Holdings, Inc., Class A 202 10,209
Kodiak Gas Services, Inc. 3,225 218,655
*Kosmos Energy, Ltd. 12,246 37,718
Liberty Energy, Inc., Class A 5,662 191,319
Magnolia Oil & Gas Corp., Class
A 7,250 219,240
Marathon Petroleum Corp. 3,569 886,147
Matador Resources Co. 4,203 266,638
Murphy Oil Corp. 5,890 245,966
*Nabors Industries, Ltd. 607 62,284
NACCO Industries, Inc., Class A 8 385
*National Energy Services
Reunited Corp. 4,816 120,111
Natural Gas Services Group, Inc. 312 12,695
#Noble Corp. PLC 6,052 308,834
Nordic American Tankers, Ltd. 8,118 45,298
#Northern Oil & Gas, Inc. 4,277 116,163
NOV, Inc. 8,076 165,235
Occidental Petroleum Corp. 15,217 921,846
*Oceaneering International, Inc. 3,637 136,533
*Oil States International, Inc. 2,735 31,398
ONEOK, Inc. 6,906 638,529
Ovintiv, Inc. 7,306 449,684
*Par Pacific Holdings, Inc. 1,269 83,335
Patterson-UTI Energy, Inc. 20,189 246,710
PBF Energy, Inc., Class A 3,599 156,053
Peabody Energy Corp. 5,458 145,510
Permian Resources Corp., Class
A 15,752 340,558
Phillips 66 3,440 616,276
*PrimeEnergy Resources Corp. 46 10,193
*ProPetro Holding Corp. 6,397 109,581
Range Resources Corp. 8,127 353,525
Ranger Energy Services, Inc.,
Class A 745 13,008
*REX American Resources Corp. 1,282 62,177

76
Dimensional US Vector Equity ETF
continued
Shares Value†
ENERGY — (Continued)
Riley Exploration Permian, Inc. 362 $ 13,094
#RPC, Inc. 8,871 69,904
SandRidge Energy, Inc. 1,904 29,607
Scorpio Tankers, Inc. 2,358 191,776
*Seadrill, Ltd. 3,545 176,151
Select Water Solutions, Inc.,
Class A 4,006 67,020
SFL Corp., Ltd., Class B 7,075 81,575
SLB, Ltd. 17,758 1,010,075
SM Energy Co. 9,505 294,940
Smart Sand, Inc. 4 22
Solaris Energy Infrastructure, Inc.,
Class A 1,241 91,635
*Stabilis Solutions, Inc. 4 17
*Talos Energy, Inc. 11,669 185,770
Targa Resources Corp. 2,924 760,474
TechnipFMC PLC 6,521 492,792
Teekay Corp., Ltd. 3,463 46,266
Teekay Tankers, Ltd., Class A 1,711 134,399
*TETRA Technologies, Inc. 5,688 54,150
#Texas Pacific Land Corp. 779 345,619
*Tidewater, Inc. 2,098 187,414
#*Transocean, Ltd. 39,273 267,842
#*Uranium Energy Corp. 2,955 44,000
VAALCO Energy, Inc. 634 4,165
*Valaris, Ltd. 2,654 270,655
Valero Energy Corp. 869 219,492
Viper Energy, Inc., Class A 362 17,876
Vitesse Energy, Inc. 960 18,010
Weatherford International PLC 2,733 301,587
Williams Cos., Inc. (The) 3,580 273,190
World Kinect Corp. 4,918 132,638
TOTAL ENERGY 28,188,062
FINANCIALS — (16.0%)
#1st Source Corp. 851 62,574
*Acacia Research Corp. 2,945 14,961
Acadian Asset Management, Inc. 790 53,206
ACNB Corp. 8 406
Affiliated Managers Group, Inc. 732 215,698
*Affinity Bancshares, Inc. 697 15,627
*Affirm Holdings, Inc., Class A 674 43,325
Aflac, Inc. 5,310 603,588
Alerus Financial Corp. 975 26,266
Allstate Corp. (The) 3,907 848,835
Ally Financial, Inc. 2,688 119,320
*AlTi Global, Inc. 12 42
Amalgamated Financial Corp. 1,009 41,248
Amerant Bancorp, Inc., Class A 847 19,456
American Coastal Insurance
Corp. 1,293 15,387
American Express Co. 3,494 1,128,737
American Financial Group, Inc. 2,536 337,973
American International Group,
Inc. 5,935 443,938
Ameriprise Financial, Inc. 1,479 702,214
Ameris Bancorp 1,553 132,393
AMERISAFE, Inc. 516 15,635
AmeriServ Financial, Inc. 12 48
Shares Value†
FINANCIALS — (Continued)
Ames National Corp. 4 $ 113
Aon PLC, Class A 1,735 540,713
Apollo Global Management, Inc. 3,742 481,670
*Arch Capital Group, Ltd. 3,622 342,134
Arrow Financial Corp. 16 590
Arthur J. Gallagher & Co. 1,256 259,238
Artisan Partners Asset
Management, Inc., Class A 1,661 62,188
Associated Banc-Corp 9,387 264,338
Associated Capital Group, Inc.,
Class A 4 157
Assurant, Inc. 1,471 347,553
#Assured Guaranty, Ltd. 1,706 139,721
Atlantic Union Bankshares Corp. 3,342 125,826
*Atlanticus Holdings Corp. 470 37,323
Auburn National BanCorp, Inc. 4 96
Axis Capital Holdings, Ltd. 1,933 194,093
*Axos Financial, Inc. 2,022 195,002
Banc of California, Inc. 7,343 137,534
BancFirst Corp. 1,123 125,338
*Bancorp, Inc. (The) 2,249 134,558
Bank First Corp. 488 70,911
Bank of America Corp. 12,546 670,709
Bank of Hawaii Corp. 2,109 167,687
Bank of Marin Bancorp 4 103
Bank of New York Mellon Corp.
(The) 5,417 727,882
Bank of NT Butterfield & Son, Ltd.
(The) 7,772 430,957
Bank of the James Financial
Group, Inc. 729 16,738
Bank OZK 2,201 106,000
Bank7 Corp. 4 172
BankUnited, Inc. 3,937 182,992
Bankwell Financial Group, Inc. 4 207
Banner Corp. 1,932 129,270
Bar Harbor Bankshares 518 17,741
BayCom Corp. 8 240
#BCB Bancorp, Inc. 2,500 25,375
Beacon Financial Corp. 3,295 94,006
*Berkshire Hathaway, Inc., Class
B 3,429 1,623,974
BGC Group, Inc., Class A 6,190 69,514
Blackrock, Inc. 9 9,590
*Block, Inc., Class A 2,283 160,974
Blue Ridge Bankshares, Inc. 12 41
BOK Financial Corp. 1,768 236,541
*Bowhead Specialty Holdings,
Inc. 1,037 24,660
Bread Financial Holdings, Inc. 2,593 219,835
*Bridgewater Bancshares, Inc. 875 15,864
*Brighthouse Financial, Inc. 2,938 182,920
#Brown & Brown, Inc. 3,150 189,472
Burke & Herbert Financial
Services Corp. 346 22,251
Business First Bancshares, Inc. 520 14,238
*BV Financial, Inc. 4 78
Byline Bancorp, Inc. 1,162 37,358
C&F Financial Corp. 4 299

77
Dimensional US Vector Equity ETF
continued
Shares Value†
FINANCIALS — (Continued)
California BanCorp 1,093 $ 20,428
Camden National Corp. 625 30,106
Capital Bancorp, Inc. 687 21,634
Capital City Bank Group, Inc. 434 20,038
Capital One Financial Corp. 3,518 672,993
Capitol Federal Financial, Inc. 3,634 27,909
Carlyle Group, Inc. (The) 2,933 146,855
*Carter Bankshares, Inc. 20 512
Cass Information Systems, Inc. 322 15,227
Cathay General Bancorp 2,214 124,050
CB Financial Services, Inc. 4 141
Cboe Global Markets, Inc. 910 273,082
Central Pacific Financial Corp. 827 27,523
CF Bankshares, Inc. 4 117
Charles Schwab Corp. (The) 4,638 425,026
Chemung Financial Corp. 4 266
ChoiceOne Financial Services,
Inc. 484 14,535
Chubb, Ltd. 424 138,648
Cincinnati Financial Corp. 1,999 327,036
Citigroup, Inc. 2,433 311,375
Citizens & Northern Corp. 8 177
Citizens Community Bancorp, Inc. 8 166
Citizens Financial Group, Inc. 5,522 359,206
#*Citizens, Inc., Class A 24 130
City Holding Co. 615 75,620
Civista Bancshares, Inc. 12 298
CME Group, Inc., Class A 16 4,605
CNB Financial Corp. 798 24,243
CNO Financial Group, Inc. 556 24,714
#*Coastal Financial Corp. 255 19,283
Cohen & Steers, Inc. 1,268 89,128
*Coinbase Global, Inc., Class A 1,144 214,809
Colony Bankcorp, Inc. 12 238
Columbia Banking System, Inc. 8,303 245,769
*Columbia Financial, Inc. 2,179 41,902
Commerce Bancshares, Inc. 3,477 180,908
Community Financial System, Inc. 1,631 103,340
Community Trust Bancorp, Inc. 418 27,141
Community West Bancshares 17 403
ConnectOne Bancorp, Inc. 1,115 32,580
*Consumer Portfolio Services,
Inc. 40 363
Corebridge Financial, Inc. 11,006 303,105
*Corpay, Inc. 1,323 405,460
Crawford & Co., Class A 56 601
Crawford & Co., Class B 832 8,345
#*Credit Acceptance Corp. 160 80,786
Cullen/Frost Bankers, Inc. 1,795 260,149
*Customers Bancorp, Inc. 2,237 170,616
CVB Financial Corp. 9,822 200,074
*Dave, Inc. 499 135,723
DigitalBridge Group, Inc. 1,122 17,458
Dime Community Bancshares,
Inc. 1,823 65,427
Donegal Group, Inc., Class A 28 471
*Donnelley Financial Solutions,
Inc. 773 38,882
Shares Value†
FINANCIALS — (Continued)
Eagle Bancorp Montana, Inc. 4 $ 88
Eagle Bancorp, Inc. 1,378 35,621
Eagle Financial Services, Inc. 287 10,814
East West Bancorp, Inc. 1,737 219,678
Eastern Bankshares, Inc. 10,496 212,334
Employers Holdings, Inc. 1,115 46,964
Enact Holdings, Inc. 2,683 114,645
*Encore Capital Group, Inc. 2,566 212,388
*Enova International, Inc. 1,292 218,878
Enterprise Financial Services
Corp. 4,413 255,160
Equitable Holdings, Inc. 2,308 97,398
Equity Bancshares, Inc., Class A 619 28,065
#Erie Indemnity Co., Class A 538 117,784
#Esquire Financial Holdings, Inc. 71 7,464
Essent Group, Ltd. 2,048 123,945
#*Euronet Worldwide, Inc. 2,137 154,676
Evercore, Inc., Class A 830 266,671
Everest Group, Ltd. 392 139,850
EVERTEC, Inc. 2,292 67,683
#*EZCORP, Inc., Class A 5,330 174,717
F&G Annuities & Life, Inc. 1,431 40,984
#FactSet Research Systems, Inc. 610 138,824
Farmers & Merchants Bancorp,
Inc. 4 107
Farmers National Banc Corp. 44 619
#*FB Bancorp, Inc. 1,768 24,717
FB Financial Corp. 1,885 101,922
Federal Agricultural Mortgage
Corp., Class C 556 96,633
Federated Hermes, Inc., Class B 4,616 268,143
Fidelis Insurance Holdings, Ltd. 4,169 88,091
Fidelity National Financial, Inc. 3,481 182,056
Fidelity National Information
Services, Inc. 4,149 193,053
*Fifth District Bancorp, Inc. 782 11,824
Fifth Third Bancorp 9,576 486,078
*Finance Of America Cos, Inc.,
Class A 1,008 19,908
Financial Institutions, Inc. 338 11,516
Finward Bancorp 356 11,456
*Finwise Bancorp 8 124
First American Financial Corp. 2,685 188,299
First Bancorp 10,136 246,102
#First Bancorp 2,708 156,360
First Bancorp, Inc. (The) 12 342
First Bank 16 237
First Busey Corp. 3,791 99,324
First Business Financial Services,
Inc. 8 450
First Capital, Inc. 4 216
First Citizens BancShares, Inc.,
Class A 157 311,460
First Commonwealth Financial
Corp. 22,363 411,703
First Community Bankshares, Inc. 309 13,170
First Community Corp. 4 118
First Financial Bancorp 5,561 168,387
First Financial Bankshares, Inc. 3,907 126,079

78
Dimensional US Vector Equity ETF
continued
Shares Value†
FINANCIALS — (Continued)
First Financial Corp. 111 $ 7,289
First Hawaiian, Inc. 6,424 175,247
First Horizon Corp. 9,401 234,649
First Internet Bancorp 689 15,792
#First Interstate BancSystem,
Inc., Class A 5,338 189,446
First Merchants Corp. 3,673 148,536
First Mid Bancshares, Inc. 16 673
First National Corp. 4 107
First Northwest Bancorp 4 40
First United Corp. 8 297
#First US Bancshares, Inc. 4 66
*First Western Financial, Inc. 8 226
FirstCash Holdings, Inc. 1,065 232,404
#*Firstsun Capital Bancorp 820 28,995
*Fiserv, Inc. 3,884 243,333
Five Star Bancorp 8 324
Flagstar Bank NA 10,512 146,853
Flushing Financial Corp. 495 7,979
*Flywire Corp. 9,393 126,899
FNB Corp. 8,915 159,133
Franklin Financial Services Corp. 4 225
Franklin Resources, Inc. 4,139 124,046
FS Bancorp, Inc. 8 325
Fulton Financial Corp. 10,661 230,171
FVCBankcorp, Inc. 8 125
GCM Grosvenor, Inc., Class A 7 76
*Genworth Financial, Inc., Class A 20,338 178,771
German American Bancorp, Inc. 96 4,135
Glacier Bancorp, Inc. 3,212 157,549
Global Payments, Inc. 1,864 134,133
Globe Life, Inc. 1,986 306,440
Goldman Sachs Group, Inc. (The) 961 887,743
Great Southern Bancorp, Inc. 12 819
*Green Dot Corp., Class A 2,290 28,739
Greene County Bancorp, Inc. 518 12,458
*Greenlight Capital Re, Ltd.,
Class A 1,232 22,570
Hamilton Insurance Group, Ltd.,
Class B 1,750 57,347
Hamilton Lane, Inc., Class A 342 31,461
#Hancock Whitney Corp. 1,646 111,121
Hanmi Financial Corp. 769 23,001
#Hanover Bancorp, Inc. 523 12,406
Hanover Insurance Group, Inc.
(The) 875 164,229
Hartford Insurance Group, Inc.
(The) 4,198 574,328
Hawthorn Bancshares, Inc. 8 269
HBT Financial, Inc. 8 222
HCI Group, Inc. 883 135,602
Hennessy Advisors, Inc. 4 40
Heritage Financial Corp. 1,768 48,655
*Heritage Insurance Holdings, Inc. 1,520 44,566
#Hingham Institution For Savings
(The) 84 23,873
*Hippo Holdings, Inc. 591 15,561
Home Bancorp, Inc. 8 498
Home BancShares, Inc. 4,037 108,474
Shares Value†
FINANCIALS — (Continued)
HomeTrust Bancshares, Inc. 540 $ 24,662
Hope Bancorp, Inc. 10,041 125,010
Horace Mann Educators Corp. 2,261 102,740
Horizon Bancorp, Inc. 1,404 25,412
Houlihan Lokey, Inc., Class A 915 141,596
Huntington Bancshares, Inc. 28,170 472,129
Independent Bank Corp. 420 13,948
Independent Bank Corp. 1,480 115,425
Intercontinental Exchange, Inc. 1,800 284,562
International Bancshares Corp. 2,295 164,643
*International Money Express,
Inc. 1,113 17,708
Invesco, Ltd. 14,303 374,882
Investar Holding Corp. 4 111
Investors Title Co. 78 18,469
Jack Henry & Associates, Inc. 1,317 202,489
Jackson Financial, Inc., Class A 2,680 310,264
James River Group Holdings, Inc. 1,892 11,730
Janus Henderson Group PLC 2,457 126,806
Jefferies Financial Group, Inc. 5,212 251,323
JPMorgan Chase & Co. 8,951 2,803,722
Kearny Financial Corp. 44 354
Kemper Corp. 2,715 91,468
KeyCorp. 14,306 316,306
Kingstone Cos., Inc. 1,426 23,771
#Kinsale Capital Group, Inc. 465 150,479
KKR & Co., Inc. 136 14,190
Lake Shore Bancorp, Inc. 5 81
Lakeland Financial Corp. 1,791 108,391
Landmark Bancorp, Inc. 4 106
Lazard, Inc., Class A 2,432 117,952
LCNB Corp. 4 65
*LendingClub Corp. 6,417 109,538
*LendingTree, Inc. 530 26,283
Lincoln National Corp. 4,517 170,788
LINKBANCORP, Inc. 1,400 12,166
Live Oak Bancshares, Inc. 3,340 125,584
Loews Corp. 2,555 287,719
LPL Financial Holdings, Inc. 1,271 424,679
M&T Bank Corp. 615 134,457
Magyar Bancorp, Inc. 4 70
MainStreet Bancshares, Inc. 4 94
*Markel Group, Inc. 157 278,278
MarketAxess Holdings, Inc. 641 100,759
*Marqeta, Inc., Class A 22,420 97,303
Marsh & McLennan Cos., Inc. 2,776 465,563
Mastercard, Inc., Class A 3,268 1,643,543
#Mechanics Bancorp 826 12,196
Mercantile Bank Corp. 534 27,400
#Merchants Bancorp 1,173 54,591
Mercury General Corp. 2,063 200,751
Meridian Corp. 4 75
MetLife, Inc. 9,979 799,318
Metrocity Bankshares, Inc. 637 20,378
Metropolitan Bank Holding Corp. 547 48,327
MGIC Investment Corp. 4,838 128,110
Mid Penn Bancorp, Inc. 517 17,045
Midland States Bancorp, Inc. 1,016 26,426

79
Dimensional US Vector Equity ETF
continued
Shares Value†
FINANCIALS — (Continued)
Moelis & Co., Class A 1,942 $ 126,463
Moody's Corp. 1,024 472,934
Morgan Stanley 3,713 707,661
Morningstar, Inc. 1,040 175,458
MSCI, Inc., Class A 97 57,367
MVB Financial Corp. 12 314
Nasdaq, Inc. 3,592 330,141
National Bank Holdings Corp.,
Class A 7,879 336,433
National Bankshares, Inc. 4 143
Navient Corp. 6,520 60,245
NB Bancorp, Inc. 1,068 20,965
NBT Bancorp, Inc. 2,182 95,332
*NCR Atleos Corp. 2,227 98,834
Nelnet, Inc., Class A 794 112,510
*NerdWallet, Inc., Class A 406 4,401
*NI Holdings, Inc. 12 155
Nicolet Bankshares, Inc. 1,254 183,686
*NMI Holdings, Inc., Class A 2,813 108,891
Northeast Bank 337 41,906
Northeast Community Bancorp,
Inc. 4 96
Northern Trust Corp. 2,708 450,449
Northfield Bancorp, Inc. 899 12,541
Northrim BanCorp, Inc. 484 11,873
Northwest Bancshares, Inc. 26,181 362,083
Norwood Financial Corp. 4 117
Oak Valley Bancorp 8 265
OceanFirst Financial Corp. 2,997 57,153
*Octave Specialty Group, Inc. 1,164 5,157
OFG Bancorp 2,998 137,788
Ohio Valley Banc Corp. 4 178
Old National Bancorp 11,421 273,761
Old Republic International Corp. 7,537 301,103
Old Second Bancorp, Inc. 1,449 29,864
OneMain Holdings, Inc., Class A 3,943 231,730
*Onity Group, Inc. 4 184
OP Bancorp 12 172
*Oportun Financial Corp. 16 97
Oppenheimer Holdings, Inc.,
Class A 369 42,243
Orange County Bancorp, Inc. 436 14,868
Origin Bancorp, Inc. 1,243 58,197
Orrstown Financial Services, Inc. 895 32,882
*Oscar Health, Inc., Class A 1,983 36,606
*Palomar Holdings, Inc. 962 115,806
Park National Corp. 522 89,883
Parke Bancorp, Inc. 792 23,847
Pathfinder Bancorp, Inc. 4 56
#Pathward Financial, Inc. 1,478 128,350
*Paymentus Holdings, Inc., Class
A 870 24,403
*Payoneer Global, Inc. 22,964 114,361
PayPal Holdings, Inc. 9,399 471,266
*Paysign, Inc. 562 3,687
PCB Bancorp 8 193
Peapack-Gladstone Financial
Corp. 131 5,469
Shares Value†
FINANCIALS — (Continued)
PennyMac Financial Services,
Inc. 1,556 $ 140,491
Peoples Bancorp of North
Carolina, Inc. 4 158
Peoples Bancorp, Inc. 982 33,781
Peoples Financial Services Corp. 312 17,772
Pinnacle Financial Partners, Inc. 2,927 289,597
*Pioneer Bancorp, Inc. 12 171
Piper Sandler Cos. 720 62,784
Plumas Bancorp 4 204
PNC Financial Services Group,
Inc. (The) 761 169,703
*Ponce Financial Group, Inc. 1,340 23,396
Popular, Inc. 1,877 282,169
*PRA Group, Inc. 4,221 91,976
Preferred Bank/Los Angeles CA 469 44,428
Primerica, Inc. 971 273,113
Primis Financial Corp. 1,420 20,817
Princeton Bancorp, Inc. 4 143
Principal Financial Group, Inc. 3,279 330,884
#*Priority Technology Holdings,
Inc. 4 21
#*ProAssurance Corp. 16 395
PROG Holdings, Inc. 3,542 126,910
Progressive Corp. (The) 2,311 465,158
Prosperity Bancshares, Inc. 2,660 185,269
Provident Financial Holdings, Inc. 8 137
Provident Financial Services, Inc. 7,627 172,980
Prudential Financial, Inc. 3,479 341,325
QCR Holdings, Inc. 1,401 126,678
Radian Group, Inc. 1,202 43,068
Raymond James Financial, Inc. 1,777 281,335
RBB Bancorp 16 386
Red River Bancshares, Inc. 251 22,773
Regional Management Corp. 12 448
Regions Financial Corp. 11,453 326,983
Reinsurance Group of America,
Inc. 632 133,643
RenaissanceRe Holdings, Ltd. 791 242,813
Renasant Corp. 1,501 59,875
*Repay Holdings Corp., Class A 1,155 4,377
Republic Bancorp, Inc., Class A 174 13,177
*Rhinebeck Bancorp, Inc. 1,035 16,912
Richmond Mutual Bancorp, Inc. 12 190
Riverview Bancorp, Inc. 16 83
RLI Corp. 1,629 84,333
*Robinhood Markets, Inc., Class
A 783 57,073
*Rocket Cos., Inc., Class A 5,156 75,381
*Root, Inc., Class A 109 5,938
Runway Growth Finance Corp. 1 7
S&P Global, Inc. 752 324,285
S&T Bancorp, Inc. 2,783 122,814
Safety Insurance Group, Inc. 486 36,528
SB Financial Group, Inc. 8 167
Seacoast Banking Corp. of
Florida 2,020 63,569
*Security National Financial
Corp., Class A 17 167

80
Dimensional US Vector Equity ETF
continued
Shares Value†
FINANCIALS — (Continued)
SEI Investments Co. 2,915 $ 264,332
Selective Insurance Group, Inc. 1,356 113,836
#ServisFirst Bancshares, Inc. 1,406 111,946
#*Shift4 Payments, Inc., Class A 350 15,498
Shore Bancshares, Inc. 1,314 25,360
Sierra Bancorp 594 21,432
Silvercrest Asset Management
Group, Inc., Class A 8 105
Simmons First National Corp.,
Class A 7,172 152,477
*SiriusPoint, Ltd. 7,482 175,154
*Skyward Specialty Insurance
Group, Inc. 2,295 104,308
#SLM Corp. 8,566 197,703
SmartFinancial, Inc. 341 14,302
*SoFi Technologies, Inc. 12,751 205,291
Sound Financial Bancorp, Inc. 4 165
South Plains Financial, Inc. 301 12,365
*Southern First Bancshares, Inc. 415 23,364
Southern Missouri Bancorp, Inc. 358 24,430
Southside Bancshares, Inc. 348 11,494
SOUTHSTATE BANK Corp. 2,934 286,564
#SR Bancorp, Inc. 1,155 22,303
State Street Corp. 1,059 161,858
Stellar Bancorp, Inc. 3,955 148,550
*Sterling Bancorp, Inc. 36 –
Stewart Information Services
Corp. 1,219 85,318
Stifel Financial Corp. 1,977 155,807
Stock Yards Bancorp, Inc. 1,506 108,929
*StoneX Group, Inc. 1,142 121,086
*Summit State Bank 1,021 14,039
Synchrony Financial 5,673 432,283
#T. Rowe Price Group, Inc. 2,468 253,908
*Texas Capital Bancshares, Inc. 2,441 245,809
#TFS Financial Corp. 2,093 31,479
*Third Coast Bancshares, Inc. 460 17,176
Timberland Bancorp, Inc. 8 319
Tiptree, Inc. 314 5,413
Tompkins Financial Corp. 209 17,612
Towne Bank 3,498 124,389
Travelers Cos., Inc. (The) 4,351 1,327,664
TriCo Bancshares 876 44,037
*Triumph Financial, Inc. 1,759 119,049
Truist Financial Corp. 7,199 370,748
TrustCo Bank Corp. 627 29,845
Trustmark Corp. 3,460 153,520
UMB Financial Corp. 2,230 281,359
#Union Bankshares, Inc. 4 99
United Bancorp, Inc. 4 66
United Bankshares, Inc. 3,111 136,293
United Community Banks, Inc. 6,008 200,247
United Fire Group, Inc. 416 16,773
Unity Bancorp, Inc. 295 15,423
Universal Insurance Holdings, Inc. 829 32,853
Univest Financial Corp. 336 12,765
Unum Group 1,820 146,292
US Bancorp 6,530 369,990
Shares Value†
FINANCIALS — (Continued)
USCB Financial Holdings, Inc. 12 $ 219
Valley National Bancorp 14,599 198,108
*Velocity Financial, Inc. 762 14,699
#Victory Capital Holdings, Inc.,
Class A 3,483 273,450
Virginia National Bankshares
Corp. 4 169
Virtu Financial, Inc., Class A 1,905 94,602
Virtus Investment Partners, Inc. 334 48,614
Visa, Inc., Class A 6,552 2,161,112
Voya Financial, Inc. 2,329 190,885
#W. R. Berkley Corp. 4,308 287,904
WaFd, Inc. 4,402 155,831
Walker & Dunlop, Inc. 1,268 63,844
Washington Trust Bancorp, Inc. 363 11,409
Waterstone Financial, Inc. 24 432
Webster Financial Corp. 4,557 329,745
Wells Fargo & Co. 10,319 848,531
WesBanco, Inc. 6,822 234,540
West BanCorp, Inc. 16 383
Westamerica Bancorp 2,166 118,740
Western Alliance Bancorp 3,231 263,456
Western New England Bancorp,
Inc. 16 223
#Western Union Co. (The) 13,325 121,124
Westwood Holdings Group, Inc. 12 197
*WEX, Inc. 793 119,212
White Mountains Insurance
Group, Ltd. 33 73,656
Willis Towers Watson PLC 1,386 355,093
Wintrust Financial Corp. 2,021 304,302
#WisdomTree, Inc. 5,892 100,164
*World Acceptance Corp. 171 25,164
WSFS Financial Corp. 1,892 136,167
Zions Bancorp NA 4,342 275,370
TOTAL FINANCIALS 66,949,032
HEALTH CARE — (7.8%)
*10X Genomics, Inc., Class A 4,399 96,998
*4D Molecular Therapeutics, Inc. 1,918 17,013
Abbott Laboratories 3,819 346,727
AbbVie, Inc. 5,132 1,084,494
*Absci Corp. 24 119
*AC Immune SA 3,399 10,299
*Acadia Healthcare Co., Inc. 5,024 130,096
*ACADIA Pharmaceuticals, Inc. 4,944 110,993
*Accendra Health, Inc. 962 3,569
*Aclaris Therapeutics, Inc. 404 1,753
#Acme United Corp. 4 163
*AdaptHealth Corp., Class A 8,539 111,946
*Addus HomeCare Corp. 852 82,550
*ADMA Biologics, Inc. 1,168 11,972
Agilent Technologies, Inc. 2,049 236,762
*Agios Pharmaceuticals, Inc. 2,762 77,336
*Align Technology, Inc. 1,211 213,148
*Alkermes PLC 3,844 129,581
*Alnylam Pharmaceuticals, Inc. 222 68,707
Amgen, Inc. 3,323 1,150,589
*AMN Healthcare Services, Inc. 726 14,861

81
Dimensional US Vector Equity ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Amneal Pharmaceuticals, Inc. 2,723 $ 35,045
#*Amphastar Pharmaceuticals,
Inc. 1,457 31,996
*Amylyx Pharmaceuticals, Inc. 8 128
*AngioDynamics, Inc. 1,917 20,972
*ANI Pharmaceuticals, Inc. 904 71,823
*Arvinas, Inc. 2,431 24,067
*Astrana Health, Inc. 1,324 45,201
#*Atea Pharmaceuticals, Inc. 20 110
*AtriCure, Inc. 1,092 30,696
*Aura Biosciences, Inc. 3,128 22,052
*Avalo Therapeutics, Inc. 140 1,876
*Avanos Medical, Inc. 1,509 37,152
*Avantor, Inc. 2,248 18,209
*Aveanna Healthcare Holdings,
Inc. 1,880 12,295
#*Azenta, Inc. 3,035 74,570
Baxter International, Inc. 8,252 145,070
#*Beam Therapeutics, Inc. 5,824 176,642
Becton Dickinson & Co. 2,304 343,388
*Biogen, Inc. 1,684 318,748
*BioLife Solutions, Inc. 2,100 44,268
*BioMarin Pharmaceutical, Inc. 4,293 231,436
*Bio-Rad Laboratories, Inc., Class
A 355 99,443
*Bioventus, Inc., Class A 2,043 20,164
*BrightSpring Health Services,
Inc. 750 35,977
Bristol-Myers Squibb Co. 21,020 1,273,602
*Brookdale Senior Living, Inc. 2,864 41,127
Bruker Corp. 1,965 72,135
#*Butterfly Network, Inc., Class A 836 4,004
Cardinal Health, Inc. 343 66,158
*CareDx, Inc. 2,943 61,244
*Castle Biosciences, Inc. 1,345 32,939
*Catalyst Pharmaceuticals, Inc. 5,750 161,747
*Celldex Therapeutics, Inc. 753 24,759
Cencora, Inc. 1,880 579,059
*Centene Corp. 5,959 319,939
#*Certara, Inc. 14,815 90,816
*Charles River Laboratories
International, Inc. 1,328 221,736
Chemed Corp. 193 82,021
Cigna Group (The) 2,981 866,219
*Claritev Corp., Class A 78 1,898
*Collegium Pharmaceutical, Inc. 1,706 57,543
Concentra Group Holdings
Parent, Inc. 4,300 96,621
CONMED Corp. 1,199 43,955
*Cooper Cos., Inc. (The) 1,684 105,924
*Corcept Therapeutics, Inc. 80 3,722
*CorVel Corp. 663 38,096
*Crinetics Pharmaceuticals, Inc. 468 18,149
*Cross Country Healthcare, Inc. 40 405
*CryoPort, Inc. 2,221 22,787
*Cullinan Therapeutics, Inc. 1,440 18,792
*CVRx, Inc. 4 30
CVS Health Corp. 2,454 204,394
*Cytek Biosciences, Inc. 3,616 16,489
Shares Value†
HEALTH CARE — (Continued)
*CytomX Therapeutics, Inc. 1,429 $ 6,030
Danaher Corp. 1,019 182,350
*Denali Therapeutics, Inc. 4,027 75,385
DENTSPLY SIRONA, Inc. 10,134 119,075
*Design Therapeutics, Inc. 154 2,094
*Dexcom, Inc. 5,371 319,843
*Doximity, Inc., Class A 2,344 57,287
#*Dyne Therapeutics, Inc. 720 12,636
*Edwards Lifesciences Corp. 1,839 153,556
*Elanco Animal Health, Inc. 8,991 201,129
*Electromed, Inc. 659 16,943
Elevance Health, Inc. 1,744 656,476
Eli Lilly & Co. 3,186 2,977,636
*Emergent BioSolutions, Inc. 8 66
Encompass Health Corp. 2,754 275,400
*Enhabit, Inc. 36 495
*Enliven Therapeutics, Inc. 569 23,460
#*Enovis Corp. 2,218 51,990
Ensign Group, Inc. (The) 1,264 235,976
*Entrada Therapeutics, Inc. 800 10,800
*Envista Holdings Corp. 6,085 157,845
*Exelixis, Inc. 5,481 243,685
*FONAR Corp. 4 76
*Fortrea Holdings, Inc. 1,354 15,571
*Fulcrum Therapeutics, Inc. 1,960 13,975
#*Fulgent Genetics, Inc. 24 365
GE HealthCare Technologies, Inc. 4,153 252,669
Gilead Sciences, Inc. 6,758 884,217
*Globus Medical, Inc., Class A 1,238 111,643
#*GoodRx Holdings, Inc., Class A 7,533 17,778
#*GRAIL, Inc. 1,249 68,046
*Guardian Pharmacy Services,
Inc., Class A 395 14,655
*Haemonetics Corp. 1,347 80,941
*Halozyme Therapeutics, Inc. 2,105 134,004
*Harmony Biosciences Holdings,
Inc. 3,582 111,973
#*Harrow, Inc. 949 38,463
HCA Healthcare, Inc. 99 43,011
*HealthEquity, Inc. 324 26,578
HealthStream, Inc. 1,095 22,732
*Henry Schein, Inc. 2,123 158,355
Humana, Inc. 959 226,746
*ICON PLC 976 115,490
*ICU Medical, Inc. 883 105,254
*Ideaya Biosciences, Inc. 1,756 51,100
*IDEXX Laboratories, Inc. 747 418,918
*ImmuCell Corp. 4 34
*Incyte Corp. 2,706 257,801
*InfuSystem Holdings, Inc. 8 81
*Innoviva, Inc. 1,559 35,841
*Inogen, Inc. 2,852 20,278
*Inspire Medical Systems, Inc. 1,185 66,526
*Integer Holdings Corp. 1,698 150,290
#*Integra LifeSciences Holdings
Corp. 1,749 18,434
#*Intellia Therapeutics, Inc. 5,693 76,742
#*Iovance Biotherapeutics, Inc. 18,065 60,698

82
Dimensional US Vector Equity ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*IQVIA Holdings, Inc. 2,031 $ 321,649
*Janux Therapeutics, Inc. 1,318 18,940
*Jazz Pharmaceuticals PLC 434 88,111
Johnson & Johnson 3,456 794,362
*Kewaunee Scientific Corp. 4 148
*Kodiak Sciences, Inc. 4 174
*Kura Oncology, Inc. 222 1,960
*Kymera Therapeutics, Inc. 675 54,722
Labcorp Holdings, Inc. 1,351 346,937
*Lantheus Holdings, Inc. 1,258 106,452
*Lexeo Therapeutics, Inc. 1,683 9,585
*LifeStance Health Group, Inc. 7,360 55,715
*Ligand Pharmaceuticals, Inc. 420 96,369
*LivaNova PLC 1,945 116,895
#*Lyell Immunopharma, Inc. 339 6,688
McKesson Corp. 51 41,575
*Medpace Holdings, Inc. 386 161,603
Medtronic PLC 2,026 164,045
Merck & Co., Inc. 15,514 1,693,819
#*Merit Medical Systems, Inc. 1,623 110,656
*Mettler-Toledo International, Inc. 17 21,702
#*Moderna, Inc. 5,565 255,656
#*Molina Healthcare, Inc. 1,390 270,522
National HealthCare Corp. 381 66,023
*Neogen Corp. 10,791 101,435
*NeoGenomics, Inc. 5,288 48,967
*Neurocrine Biosciences, Inc. 996 131,143
#*Novavax, Inc. 228 1,807
NRC Health 560 9,218
#*Nutex Health, Inc. 177 21,098
#*Nuvation Bio, Inc. 2,055 9,145
#*Ocular Therapeutix, Inc. 449 4,207
*Olema Pharmaceuticals, Inc. 1,110 15,995
*Omnicell, Inc. 1,989 82,384
*Option Care Health, Inc. 4,519 91,871
Oramed Pharmaceuticals, Inc. 4 16
*OraSure Technologies, Inc. 7,100 21,584
*Organogenesis Holdings, Inc.,
Class A 4,647 10,920
Organon & Co. 9,361 124,033
#*ORIC Pharmaceuticals, Inc. 2,102 20,768
*Orthofix Medical, Inc. 1,499 17,628
*OrthoPediatrics Corp. 628 9,458
*Pacira BioSciences, Inc. 1,277 32,551
*PACS Group, Inc. 1,710 57,370
*Pediatrix Medical Group, Inc. 2,556 57,536
*Pennant Group, Inc. (The) 900 28,188
#Perrigo Co. PLC 5,179 61,319
#*Personalis, Inc. 3,615 19,955
Pfizer, Inc. 17,612 470,240
Phibro Animal Health Corp.,
Class A 705 37,492
*Praxis Precision Medicines, Inc. 586 186,834
*Prestige Consumer Healthcare,
Inc. 1,490 83,917
*Progyny, Inc. 1,866 34,670
*Protara Therapeutics, Inc. 3,715 19,801
*Prothena Corp. PLC 1,214 13,427
Shares Value†
HEALTH CARE — (Continued)
*Puma Biotechnology, Inc. 3,611 $ 27,119
Quest Diagnostics, Inc. 1,645 319,459
*QuidelOrtho Corp. 2,527 31,082
#*Recursion Pharmaceuticals,
Inc., Class A 17,177 59,432
Regeneron Pharmaceuticals, Inc. 330 233,330
*REGENXBIO, Inc. 1,300 11,661
*Relay Therapeutics, Inc. 3,972 51,477
*Replimune Group, Inc. 919 2,362
ResMed, Inc. 1,002 214,238
#Revvity, Inc. 2,425 210,053
*Rigel Pharmaceuticals, Inc. 700 20,230
*Roivant Sciences, Ltd. 2,362 67,388
*Sagimet Biosciences, Inc., Class
A 2,377 19,087
*Sarepta Therapeutics, Inc. 5,224 109,077
*Seer, Inc., Class A 6,516 12,706
Select Medical Holdings Corp. 4,308 70,694
*Sensus Healthcare, Inc. 3,100 12,307
SIGA Technologies, Inc. 2,115 9,729
*Solid Biosciences, Inc. 2,475 17,968
*Solventum Corp. 386 26,001
*Sotera Health Co. 9,815 152,721
#*STAAR Surgical Co. 1,460 38,486
STERIS PLC 1,487 322,501
#*Strata Critical Medical, Inc. 20 100
Stryker Corp. 669 210,822
*Supernus Pharmaceuticals, Inc. 2,858 137,184
#*Surgery Partners, Inc. 1,532 21,494
*Tactile Systems Technology, Inc. 859 19,774
#*Teladoc Health, Inc. 10,585 64,145
Teleflex, Inc. 1,087 134,690
*Tenet Healthcare Corp. 1,305 231,142
*Theravance Biopharma, Inc. 16 268
Thermo Fisher Scientific, Inc. 585 280,192
*TruBridge, Inc. 12 308
*UFP Technologies, Inc. 290 55,573
*United Therapeutics Corp. 600 342,810
UnitedHealth Group, Inc. 1,891 700,578
Universal Health Services, Inc.,
Class B 942 158,510
US Physical Therapy, Inc. 297 21,152
Utah Medical Products, Inc. 4 262
*Vanda Pharmaceuticals, Inc. 2,824 20,050
*Varex Imaging Corp. 1,475 17,184
*Vaxcyte, Inc. 914 52,317
*Veracyte, Inc. 4,122 135,696
*Vertex Pharmaceuticals, Inc. 492 210,271
Viatris, Inc. 17,604 263,004
*Vir Biotechnology, Inc. 4,496 45,927
*Viridian Therapeutics, Inc. 1,280 17,254
*Voyager Therapeutics, Inc. 2,700 10,071
*Waters Corp. 994 307,375
*WaVe Life Sciences, Ltd. 1,910 13,485
*Waystar Holding Corp. 3,080 65,835
West Pharmaceutical Services,
Inc. 968 288,067
*Xencor, Inc. 3,045 36,327

83
Dimensional US Vector Equity ETF
continued
Shares Value†
HEALTH CARE — (Continued)
Zimmer Biomet Holdings, Inc. 2,186 $ 180,192
Zoetis, Inc., Class A 4,139 475,861
*Zymeworks, Inc. 130 3,580
TOTAL HEALTH CARE 32,836,649
INDUSTRIALS — (15.2%)
#*3D Systems Corp. 10,161 24,996
3M Co. 3,575 523,809
#A.O. Smith Corp. 3,041 188,055
#AAON, Inc. 526 49,081
*AAR Corp. 1,824 201,315
ABM Industries, Inc. 3,359 137,047
Acuity, Inc. 618 179,078
*ACV Auctions, Inc., Class A 2,966 15,394
Advanced Drainage Systems, Inc. 1,959 292,381
Aebi Schmidt Holding AG 1,054 12,247
AECOM 2,063 173,498
*AerSale Corp. 16 108
AGCO Corp. 2,047 247,728
Alamo Group, Inc. 677 117,419
#*Alaska Air Group, Inc. 4,677 182,917
Albany International Corp., Class
A 1,609 93,386
*Allegiant Travel Co. 838 63,386
Allegion PLC 1,320 181,474
#Allient, Inc. 537 40,909
Allison Transmission Holdings,
Inc. 2,076 278,911
*Alpha Pro Tech, Ltd. 8 37
Alta Equipment Group, Inc. 12 93
*Amentum Holdings, Inc. 4,711 123,570
*Ameresco, Inc., Class A 1,528 45,214
#*American Airlines Group, Inc. 1,839 21,535
*American Woodmark Corp. 540 23,587
AMETEK, Inc. 1,333 313,921
*API Group Corp. 5,864 268,102
Apogee Enterprises, Inc. 1,217 44,299
Applied Industrial Technologies,
Inc. 851 260,193
ArcBest Corp. 1,476 188,293
Arcosa, Inc. 1,136 143,670
Argan, Inc. 215 144,046
Armstrong World Industries, Inc. 990 168,686
Astec Industries, Inc. 501 32,575
*Astronics Corp. 838 59,833
*Asure Software, Inc. 16 145
*ATI, Inc. 2,962 460,473
Atkore, Inc. 1,926 150,517
Atmus Filtration Technologies,
Inc. 2,164 137,198
Automatic Data Processing, Inc. 1,756 372,167
#*Avis Budget Group, Inc. 269 48,600
AZZ, Inc. 310 44,342
Barrett Business Services, Inc. 645 20,337
*Blue Bird Corp. 1,525 97,768
*BlueLinx Holdings, Inc. 42 2,224
*Boeing Co. (The) 375 85,886
Boise Cascade Co. 1,860 147,442
Shares Value†
INDUSTRIALS — (Continued)
Booz Allen Hamilton Holding
Corp., Class A 2,217 $ 172,416
*Bowman Consulting Group, Ltd. 519 16,380
Brady Corp., Class A 1,128 92,293
*BrightView Holdings, Inc. 6,691 79,623
Brink's Co. (The) 1,015 108,351
Broadridge Financial Solutions,
Inc. 1,624 250,064
*Builders FirstSource, Inc. 2,483 196,380
BWX Technologies, Inc. 150 32,458
*CACI International, Inc., Class A 489 254,055
Cadre Holdings, Inc. 1,013 30,035
Carlisle Cos., Inc. 585 207,827
Carpenter Technology Corp. 600 256,920
Carrier Global Corp. 4,841 325,170
#*Casella Waste Systems, Inc.,
Class A 742 58,803
Caterpillar, Inc. 2,262 2,013,429
*CBIZ, Inc. 992 30,256
#*CECO Environmental Corp. 1,260 93,416
*Centuri Holdings, Inc. 3,666 137,842
CH Robinson Worldwide, Inc. 1,716 311,986
*Cimpress PLC 23 2,035
Cintas Corp. 3,542 618,823
*Civeo Corp. 4 128
#*Clarivate PLC 22,961 65,898
*Clean Harbors, Inc. 576 180,104
CNH Industrial NV 19,246 206,125
Comfort Systems USA, Inc. 399 734,260
CompX International, Inc. 4 93
#Concentrix Corp. 3,037 72,341
*Concrete Pumping Holdings, Inc. 28 222
#*Construction Partners, Inc.,
Class A 527 65,169
Copa Holdings SA, Class A 1,154 133,495
*Copart, Inc. 2,223 73,604
*Core & Main, Inc., Class A 5,020 252,857
*Costamare Bulkers Holdings,
Ltd. 250 4,320
Costamare, Inc. 1,254 20,841
Covenant Logistics Group, Inc.,
Class A 974 33,954
CRA International, Inc. 316 49,761
Crane Co. 1,371 243,668
#CSW Industrials, Inc. 467 135,990
CSX Corp. 28,910 1,313,381
Cummins, Inc. 1,505 1,009,870
*Custom Truck One Source, Inc. 5,069 49,930
Deere & Co. 1,024 604,027
Delta Air Lines, Inc. 10,109 687,311
#Deluxe Corp. 1,394 43,423
*Distribution Solutions Group, Inc. 712 19,267
*DNOW, Inc. 6,948 93,729
Donaldson Co., Inc. 2,775 244,672
Douglas Dynamics, Inc. 966 44,562
Dover Corp. 1,214 274,862
*Ducommun, Inc. 345 48,966
*DXP Enterprises, Inc. 724 123,623
*Dycom Industries, Inc. 518 214,504

84
Dimensional US Vector Equity ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Eaton Corp. PLC 649 $ 281,023
EMCOR Group, Inc. 574 511,819
Emerson Electric Co. 3,445 483,816
Enerpac Tool Group Corp., Class
A 1,829 64,198
EnerSys 1,693 361,049
Ennis, Inc. 1,285 26,831
Enpro, Inc. 319 93,004
*Enviri Corp. 2,636 51,903
Equifax, Inc. 1,412 245,603
Esab Corp. 994 97,680
ESCO Technologies, Inc. 48 15,550
Espey Mfg. & Electronics Corp. 4 284
*Everus Construction Group, Inc. 1,572 231,760
EVI Industries, Inc. 4 74
*ExlService Holdings, Inc. 2,702 86,140
Expeditors International of
Washington, Inc. 2,063 305,097
Exponent, Inc. 401 26,823
Fastenal Co. 9,765 438,741
#Federal Signal Corp. 973 119,805
FedEx Corp. 3,429 1,382,950
Ferguson Enterprises, Inc. 2,650 709,431
#*First Advantage Corp. 935 11,931
Flowserve Corp. 2,930 215,765
*Fluor Corp. 4,131 220,389
Fortive Corp. 4,851 290,041
Fortune Brands Innovations, Inc. 2,775 112,498
Franklin Electric Co., Inc. 1,129 113,115
#*Frontier Group Holdings, Inc. 6,515 23,649
FTAI Aviation, Ltd. 1,212 302,600
*FTI Consulting, Inc. 829 148,640
#*FuelCell Energy, Inc. 1,272 16,536
*Gates Industrial Corp. PLC 6,793 173,969
GATX Corp. 790 154,777
Genco Shipping & Trading, Ltd. 1,828 44,311
*Gencor Industries, Inc. 12 179
*Generac Holdings, Inc. 1,157 299,929
General Dynamics Corp. 399 137,376
General Electric Co. 2,689 779,622
Genpact, Ltd. 4,285 148,904
*Gibraltar Industries, Inc. 1,335 52,105
Global Industrial Co. 310 10,264
Gorman-Rupp Co. (The) 455 34,462
Graco, Inc. 1,932 155,082
Granite Construction, Inc. 1,117 153,107
Greenbrier Cos., Inc. (The) 1,917 94,163
Griffon Corp. 1,222 111,410
*GXO Logistics, Inc. 3,155 180,245
*Hayward Holdings, Inc. 7,622 114,406
*Healthcare Services Group, Inc. 3,205 68,619
Heartland Express, Inc. 1,846 24,699
Helios Technologies, Inc. 1,892 129,413
Herc Holdings, Inc. 1,374 174,388
#*Hertz Global Holdings, Inc. 4,681 29,771
Hexcel Corp. 1,112 104,383
*Hillman Solutions Corp. 21,364 174,330
HireQuest, Inc. 917 10,610
Shares Value†
INDUSTRIALS — (Continued)
#HNI Corp. 3,668 $ 134,029
Honeywell International, Inc. 2,661 570,332
Howmet Aerospace, Inc. 1,170 284,357
Hub Group, Inc., Class A 3,585 157,131
Hubbell, Inc., Class B 732 371,980
*Hudson Technologies, Inc. 3,500 21,910
Huntington Ingalls Industries, Inc. 185 67,394
*Hurco Cos., Inc. 4 67
*Huron Consulting Group, Inc. 822 107,407
Hyster-Yale, Inc. 590 23,287
*IBEX Holdings, Ltd. 300 8,325
ICF International, Inc. 1,116 79,973
IDEX Corp. 855 186,262
*IES Holdings, Inc. 654 421,228
Illinois Tool Works, Inc. 2,646 682,694
Ingersoll Rand, Inc. 1,845 147,342
#*Innodata, Inc. 541 22,846
*Innovative Solutions and
Support, Inc. 16 352
Insteel Industries, Inc. 178 4,660
Interface, Inc., Class A 1,638 45,667
ITT, Inc. 1,072 229,772
Jacobs Solutions, Inc. 1,480 191,527
JB Hunt Transport Services, Inc. 1,400 352,142
#*JetBlue Airways Corp. 20,350 94,729
Johnson Controls International
PLC 470 68,634
#Kadant, Inc. 342 100,250
Karat Packaging, Inc. 927 26,596
KBR, Inc. 3,391 127,129
Kennametal, Inc. 11,226 434,558
*Kirby Corp. 1,345 202,476
Knight-Swift Transportation
Holdings, Inc., Class A 5,448 353,575
Korn Ferry 2,025 134,541
*Kratos Defense & Security
Solutions, Inc. 228 14,375
*L.B. Foster Co., Class A 4 122
L3Harris Technologies, Inc. 186 59,622
Landstar System, Inc. 721 132,714
*Legalzoom.com, Inc. 4,550 29,347
Leidos Holdings, Inc. 2,392 356,934
Lennox International, Inc. 501 267,980
#*Limbach Holdings, Inc. 312 31,128
Lincoln Electric Holdings, Inc. 738 195,570
Lindsay Corp. 488 54,641
*Liquidity Services, Inc. 424 15,116
Lockheed Martin Corp. 1,297 671,807
LSI Industries, Inc. 1,032 25,088
Luxfer Holdings PLC 20 301
#*Lyft, Inc., Class A 9,159 129,600
*Manitowoc Co., Inc. (The) 44 598
ManpowerGroup, Inc. 2,408 72,890
Marten Transport, Ltd. 2,215 33,402
Masco Corp. 400 28,728
*MasTec, Inc. 222 87,479
*Masterbrand, Inc. 6,192 55,604
*Matrix Service Co. 28 379

85
Dimensional US Vector Equity ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Matson, Inc. 971 $ 169,372
Maximus, Inc. 2,198 144,233
*Mayville Engineering Co., Inc. 1,163 26,528
McGrath RentCorp 779 86,118
#*Mercury Systems, Inc. 202 15,940
*Middleby Corp. (The) 1,305 183,170
#Miller Industries, Inc. 278 13,341
MillerKnoll, Inc. 4,205 67,616
*Mistras Group, Inc. 32 604
*Modine Manufacturing Co. 589 149,977
Moog, Inc., Class A 530 159,694
MSA Safety, Inc. 630 104,826
MSC Industrial Direct Co., Inc.,
Class A 1,137 116,281
Mueller Industries, Inc. 1,998 270,589
Mueller Water Products, Inc.,
Class A 4,050 112,954
*MYR Group, Inc. 453 183,379
National Presto Industries, Inc. 153 21,396
*Nextpower, Inc., Class A 3,269 389,436
NL Industries, Inc. 24 144
Nordson Corp. 632 182,300
Norfolk Southern Corp. 2,532 799,682
Northrop Grumman Corp. 806 467,061
*NPK International, Inc. 1,126 18,410
nVent Electric PLC 1,004 143,472
*NWPX Infrastructure, Inc. 286 28,125
Old Dominion Freight Line, Inc. 1,618 343,712
*Onterris, Inc. 1,057 22,250
*OPENLANE, Inc. 14,188 446,071
*Optex Systems Holdings, Inc. 793 8,517
*Orion Group Holdings, Inc. 36 490
Oshkosh Corp. 1,831 286,185
Otis Worldwide Corp. 638 49,687
Owens Corning 2,002 246,927
PACCAR, Inc. 3,975 472,230
Pangaea Logistics Solutions, Ltd. 40 306
Park Aerospace Corp. 16 542
Parker-Hannifin Corp. 294 267,369
#*Parsons Corp. 2,677 134,948
#Paychex, Inc. 3,704 343,102
Paycom Software, Inc. 512 64,901
*Paylocity Holding Corp. 881 92,937
Pentair PLC 2,034 164,164
#*Perma-Fix Environmental
Services, Inc. 2,248 28,460
*Perma-Pipe International
Holdings, Inc. 8 262
#*Planet Labs PBC 25,605 946,617
#*Plug Power, Inc. 39,980 125,137
#Powell Industries, Inc. 1,848 512,395
#*Power Solutions International,
Inc. 693 50,776
Preformed Line Products Co. 227 75,421
Primoris Services Corp. 1,676 303,607
*Proto Labs, Inc. 644 41,738
Quad/Graphics, Inc. 1,656 12,321
Quanex Building Products Corp. 717 14,297
*Radiant Logistics, Inc. 48 404
Shares Value†
INDUSTRIALS — (Continued)
*RCM Technologies, Inc. 4 $ 125
Regal Rexnord Corp. 1,876 403,396
Republic Services, Inc., Class A 3,791 793,153
*Resideo Technologies, Inc. 4,663 192,908
#Robert Half, Inc. 5,684 151,251
Rockwell Automation, Inc. 863 352,889
Rollins, Inc. 3,464 193,049
RTX Corp. 3,829 674,172
Rush Enterprises, Inc., Class A 1,773 131,255
Rush Enterprises, Inc., Class B 808 58,871
#*RXO, Inc. 8,475 169,246
Ryder System, Inc. 1,024 259,860
*Saia, Inc. 583 261,662
Schneider National, Inc., Class B 2,040 63,424
Science Applications International
Corp. 1,837 177,766
Sensata Technologies Holding
PLC 4,265 177,595
*Shoals Technologies Group, Inc.,
Class A 8,211 65,195
Simpson Manufacturing Co., Inc. 682 130,078
*SiteOne Landscape Supply, Inc. 589 74,243
*SkyWest, Inc. 1,719 141,164
Snap-on, Inc. 707 271,064
Southwest Airlines Co. 8,402 318,604
*SPX Technologies, Inc. 1,042 228,104
SS&C Technologies Holdings,
Inc. 3,693 255,925
*StandardAero, Inc. 7,174 178,346
#Standex International Corp. 28 7,644
Stanley Black & Decker, Inc. 2,438 190,554
*Sterling Infrastructure, Inc. 723 372,793
*Sun Country Airlines Holdings,
Inc. 2,814 44,461
*Sunrun, Inc. 9,488 120,782
#TaskUS, Inc., Class A 16 104
*Taylor Devices, Inc. 304 16,872
*Team, Inc. 105 1,832
#Tecnoglass, Inc. 1,607 69,230
Tennant Co. 1,136 94,333
Terex Corp. 4,418 274,800
Tetra Tech, Inc. 5,344 172,718
Textron, Inc. 2,681 257,269
*Thermon Group Holdings, Inc. 93 5,626
#*TIC Solutions, Inc. 5,520 50,453
Timken Co. (The) 1,658 183,856
*Titan International, Inc. 1,488 11,339
*Titan Machinery, Inc. 20 418
Toro Co. (The) 2,596 247,061
Trane Technologies PLC 788 388,122
*Transcat, Inc. 59 4,490
TransUnion 2,341 166,211
*Trex Co., Inc. 3,234 126,773
TriNet Group, Inc. 721 33,007
Trinity Industries, Inc. 4,020 131,092
*TrueBlue, Inc. 2,204 12,100
Tutor Perini Corp. 2,975 276,437
*Uber Technologies, Inc. 4,494 335,297
UFP Industries, Inc. 1,319 118,037

86
Dimensional US Vector Equity ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*U-Haul Holding Co. 311 $ 15,973
U-Haul Holding Co. 1,947 92,852
UL Solutions, Inc., Class A 651 58,909
*Ultralife Corp. 1,788 12,337
UniFirst Corp. 585 149,473
Union Pacific Corp. 3,230 870,420
*United Airlines Holdings, Inc. 6,177 555,930
United Parcel Service, Inc., Class
B 4,919 535,187
United Rentals, Inc. 1,091 1,047,185
#*Upwork, Inc. 5,981 61,903
*V2X, Inc. 2,046 138,739
Valmont Industries, Inc. 364 184,927
Veralto Corp. 3,383 298,381
Verisk Analytics, Inc., Class A 389 71,767
*Verra Mobility Corp., Class A 5,630 83,493
Vertiv Holdings Co., Class A 3,244 1,065,622
*Vestis Corp. 1,706 16,582
*VirTra, Inc. 1,934 8,626
#VSE Corp. 84 14,421
Waste Management, Inc. 1,793 416,962
#Watsco, Inc. 334 146,239
Watts Water Technologies, Inc.,
Class A 537 161,186
Werner Enterprises, Inc. 3,826 141,065
WESCO International, Inc. 1,467 512,159
Westinghouse Air Brake
Technologies Corp. 803 216,722
Willis Lease Finance Corp. 313 60,769
#WillScot Holdings Corp. 4,594 104,008
Woodward, Inc. 82 29,765
Worthington Enterprises, Inc. 483 26,212
WW Grainger, Inc. 426 494,735
*XPO, Inc. 1,791 394,253
Xylem, Inc. 1,057 124,895
Zurn Elkay Water Solutions Corp. 3,489 181,288
TOTAL INDUSTRIALS 63,647,739
INFORMATION TECHNOLOGY — (21.6%)
*8x8, Inc. 6,570 12,614
A10 Networks, Inc. 2,152 57,415
Accenture PLC, Class A 2,096 374,576
*ACI Worldwide, Inc. 2,581 111,551
*ACM Research, Inc., Class A 2,120 109,583
Adeia, Inc. 4,325 137,751
*Adobe, Inc. 1,558 383,424
*ADTRAN Holdings, Inc. 16 283
#*Akamai Technologies, Inc. 1,769 182,172
*Alarm.com Holdings, Inc. 1,240 55,068
*Alpha & Omega Semiconductor,
Ltd. 969 42,084
Amdocs, Ltd. 3,609 233,394
Amkor Technology, Inc. 5,830 406,643
Amphenol Corp., Class A 3,587 528,258
*Amtech Systems, Inc. 8 139
Analog Devices, Inc. 1,048 421,568
Apple, Inc. 59,462 16,135,014
Applied Materials, Inc. 672 265,097
*AppLovin Corp., Class A 764 341,011
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Arrow Electronics, Inc. 1,187 $ 222,954
*Autodesk, Inc. 1,969 466,653
*Aviat Networks, Inc. 920 21,096
Avnet, Inc. 2,765 228,140
#*Axcelis Technologies, Inc. 1,531 212,977
Badger Meter, Inc. 530 64,082
Bel Fuse, Inc., Class A 121 29,457
#Bel Fuse, Inc., Class B 419 115,577
Belden, Inc. 877 98,645
Benchmark Electronics, Inc. 833 68,348
Bentley Systems, Inc., Class B 45 1,468
#*BILL Holdings, Inc. 3,388 128,744
*BK Technologies Corp. 199 19,176
*Blackbaud, Inc. 1,069 39,735
Broadcom, Inc. 434 181,165
#*C3.ai, Inc., Class A 3,801 33,563
#*CCC Intelligent Solutions
Holdings, Inc. 15,961 83,636
CDW Corp. 1,848 253,010
*Cerence, Inc. 542 4,932
*CEVA, Inc. 600 18,324
#*Cipher Digital, Inc. 11,955 212,082
*Cirrus Logic, Inc. 1,007 164,222
Cisco Systems, Inc. 6,907 631,991
#*Cleanspark, Inc. 9,462 118,559
Clear Secure, Inc., Class A 1,842 98,344
*Clearfield, Inc. 483 13,954
Climb Global Solutions, Inc. 364 6,072
*Coda Octopus Group, Inc. 4 45
Cognizant Technology Solutions
Corp., Class A 5,160 272,964
*Coherent Corp. 285 91,117
*Cohu, Inc. 1,325 62,739
*Commvault Systems, Inc. 15 1,483
*Comtech Telecommunications
Corp. 5,800 20,416
*Consensus Cloud Solutions, Inc. 8 207
Corning, Inc. 1,009 165,718
*Corsair Gaming, Inc. 3,675 24,953
#Crane NXT Co. 2,957 132,119
*Crexendo, Inc. 8 52
*CS Disco, Inc. 20 87
#CSP, Inc. 4 37
CTS Corp. 1,160 66,236
*CVD Equipment Corp. 8 54
#*Daily Journal Corp. 56 29,611
*Daktronics, Inc. 1,831 35,997
Dell Technologies, Inc., Class C 14 2,925
#*Diebold Nixdorf, Inc. 1,004 77,117
*Digi International, Inc. 558 31,270
*Digital Turbine, Inc. 1,212 4,278
*DigitalOcean Holdings, Inc. 821 79,169
*Diodes, Inc. 1,647 176,476
*Docusign, Inc., Class A 2,733 125,691
Dolby Laboratories, Inc., Class A 1,065 68,309
*Dropbox, Inc., Class A 32 777
*DXC Technology Co. 6,706 75,912
*Eastman Kodak Co. 2,551 34,005

87
Dimensional US Vector Equity ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*eGain Corp. 1,929 $ 14,583
#*Enphase Energy, Inc. 3,688 121,556
Entegris, Inc. 1,033 146,046
*EPAM Systems, Inc. 1,257 143,021
ePlus, Inc. 1,302 110,266
*Everforth, Inc. 1,967 41,504
*Everspin Technologies, Inc. 4 73
*F5, Inc. 616 199,522
*Fabrinet 105 71,764
*Fastly, Inc., Class A 6,660 168,198
*First Solar, Inc. 1,764 356,134
*Five9, Inc. 2,794 48,057
*Flex, Ltd. 5,296 484,849
*FormFactor, Inc. 192 26,099
*Fortinet, Inc. 7,714 650,367
Franklin Wireless Corp. 8 30
#*Frequency Electronics, Inc. 783 39,275
*Freshworks, Inc., Class A 7,341 59,903
*Gartner, Inc. 423 62,811
Gen Digital, Inc. 9,557 184,355
*GLOBALFOUNDRIES, Inc. 2,415 156,009
*Globant SA 1,779 73,348
*GoDaddy, Inc., Class A 544 47,214
*Harmonic, Inc. 11,492 131,354
Hewlett Packard Enterprise Co. 13,884 399,443
#HP, Inc. 4,542 94,746
#*I3 Verticals, Inc., Class A 386 8,704
*Ichor Holdings, Ltd. 1,049 69,203
*Identiv, Inc. 4 19
#*indie Semiconductor, Inc.,
Class A 1,184 5,340
Information Services Group, Inc. 16 65
*Insight Enterprises, Inc. 665 48,479
*Intel Corp. 7,353 694,711
#InterDigital, Inc. 674 199,881
International Business Machines
Corp. 5,078 1,172,916
*inTEST Corp. 12 224
Intuit, Inc. 165 64,103
*IPG Photonics Corp. 1,147 136,401
*Itron, Inc. 1,838 154,024
Jabil, Inc. 1,699 573,396
*Keysight Technologies, Inc. 583 203,998
*Kimball Electronics, Inc. 470 12,695
KLA Corp. 543 950,440
*Knowles Corp. 1,901 59,292
Kulicke & Soffa Industries, Inc. 164 14,022
*KVH Industries, Inc. 12 109
*Kyndryl Holdings, Inc. 1,689 23,342
Lam Research Corp. 3,779 974,453
*Lantronix, Inc. 4,482 30,074
*LGL Group, Inc. (The) 4 28
Littelfuse, Inc. 500 202,085
*LiveRamp Holdings, Inc. 1,844 53,900
*Lumentum Holdings, Inc. 42 37,897
*Manhattan Associates, Inc. 876 120,792
#*MARA Holdings, Inc. 3,357 40,250
Marvell Technology, Inc. 36 5,945
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*MaxLinear, Inc., Class A 889 $ 62,897
Methode Electronics, Inc. 1,198 9,608
Microchip Technology, Inc. 968 89,937
Micron Technology, Inc. 4,671 2,415,654
Microsoft Corp. 42,353 17,270,706
*Mirion Technologies, Inc., Class
A 2,871 56,702
*Mitek Systems, Inc. 1,695 23,662
MKS, Inc. 1,472 417,680
Motorola Solutions, Inc. 1,671 733,619
*M-Tron Industries, Inc., Class M 300 20,034
*N-able, Inc. 12,896 66,801
Napco Security Technologies, Inc. 167 7,807
#*Navitas Semiconductor Corp.,
Class A 104 1,716
#*nCino, Inc. 4,096 71,598
*NCR Voyix Corp. 4,577 31,536
NetApp, Inc. 3,066 339,621
*NETGEAR, Inc. 1,004 25,371
*NetScout Systems, Inc. 2,209 74,443
*Novanta, Inc. 944 122,276
NVE Corp. 263 21,774
NVIDIA Corp. 96,652 19,288,840
NXP Semiconductors NV 3,151 925,102
*Okta, Inc., Class A 1,277 94,051
*ON Semiconductor Corp. 4,481 451,730
OneSpan, Inc. 1,369 15,853
*Onto Innovation, Inc. 79 23,310
#*Optical Cable Corp. 4 41
Oracle Corp. 5,624 907,657
*OSI Systems, Inc. 470 134,852
#*Ouster, Inc. 8 216
#*PAR Technology Corp. 819 11,007
PC Connection, Inc. 3,424 218,246
Pegasystems, Inc. 1,756 64,182
*Penguin Solutions, Inc. 2,466 74,991
*Photronics, Inc. 2,763 136,713
*Plexus Corp. 67 16,789
#Power Integrations, Inc. 1,057 76,854
*Progress Software Corp. 1,069 29,772
*PTC, Inc. 1,375 187,413
Qnity Electronics, Inc. 2,465 346,727
*Qorvo, Inc. 2,141 201,725
QUALCOMM, Inc. 6,797 1,220,605
*Qualys, Inc. 897 77,976
Ralliant Corp. 584 26,537
*Rambus, Inc. 199 22,907
*Red Violet, Inc. 535 20,025
*RF Industries, Ltd. 8 116
Richardson Electronics, Ltd. 12 173
#RingCentral, Inc., Class A 12 483
#*Riot Platforms, Inc. 8,162 140,713
*Rogers Corp. 519 70,454
Roper Technologies, Inc. 486 172,438
#Salesforce, Inc. 1,747 308,398
*Sandisk Corp. 920 1,008,789
*Sanmina Corp. 1,181 257,245
*ScanSource, Inc. 742 30,511

88
Dimensional US Vector Equity ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Seagate Technology Holdings
PLC 99 $ 66,690
*SentinelOne, Inc., Class A 3,161 44,760
#Skyworks Solutions, Inc. 3,899 273,593
#*SolarEdge Technologies, Inc. 239 10,244
*Sprinklr, Inc., Class A 4,914 24,177
*SPS Commerce, Inc. 1,186 66,558
#*Super Micro Computer, Inc. 5,872 160,893
*Synaptics, Inc. 1,364 127,657
*Synopsys, Inc. 306 147,676
TD SYNNEX Corp. 796 181,631
TE Connectivity PLC 3,408 721,337
*Teledyne Technologies, Inc. 369 238,319
*Telos Corp. 24 103
*Teradata Corp. 2,666 70,249
Teradyne, Inc. 225 77,281
Texas Instruments, Inc. 3,262 916,883
*TransAct Technologies, Inc. 8 27
*Trimble, Inc. 2,343 157,731
*TTM Technologies, Inc. 3,425 541,904
*Turtle Beach Corp. 756 8,709
*Twilio, Inc., Class A 1,886 279,241
*UiPath, Inc., Class A 6,138 63,221
#*Ultra Clean Holdings, Inc. 1,403 109,644
*Unity Software, Inc. 6,141 162,245
#Universal Display Corp. 792 68,975
#*Veeco Instruments, Inc. 4,596 229,111
VeriSign, Inc. 102 27,403
*Viasat, Inc. 4,735 312,084
Vishay Intertechnology, Inc. 6,160 178,455
*Vishay Precision Group, Inc. 425 25,679
*Vistance Networks, Inc. 7,753 99,200
Vontier Corp. 4,019 144,202
Western Digital Corp. 2,919 1,268,364
*Yext, Inc. 8 31
*Zebra Technologies Corp. 786 177,840
*Zoom Communications, Inc.,
Class A 3,204 311,269
TOTAL INFORMATION
TECHNOLOGY 90,321,899
MATERIALS — (4.0%)
AdvanSix, Inc. 492 12,133
Air Products and Chemicals, Inc. 1,408 422,470
#Albemarle Corp. 1,627 320,031
Alcoa Corp. 1,437 91,666
*Alpha Metallurgical Resources,
Inc. 637 118,769
*Alto Ingredients, Inc. 2,813 15,528
Amcor PLC 5,226 198,797
*American Vanguard Corp. 28 81
AptarGroup, Inc. 1,708 211,245
Ardagh Metal Packaging SA 2,768 10,657
*Ascent Industries Co. 12 175
Ashland, Inc. 2,327 123,936
Avery Dennison Corp. 1,637 268,353
Avient Corp. 2,294 85,062
*Axalta Coating Systems, Ltd. 7,311 207,925
Balchem Corp. 28 4,525
Shares Value†
MATERIALS — (Continued)
Ball Corp. 2,455 $ 149,951
Cabot Corp. 1,853 142,607
Caledonia Mining Corp. PLC 479 10,969
Celanese Corp., Class A 2,641 178,954
*Century Aluminum Co. 4,187 248,875
CF Industries Holdings, Inc. 2,724 338,321
Chemours Co. (The) 3,649 98,341
*Clearwater Paper Corp. 20 274
*Cleveland-Cliffs, Inc. 14,574 148,655
*Coeur Mining, Inc. 4,611 82,860
Commercial Metals Co. 2,493 171,917
*Compass Minerals International,
Inc. 1,590 42,469
*Core Molding Technologies, Inc. 481 12,963
Corteva, Inc. 4,691 380,018
CRH PLC 4,334 513,232
Crown Holdings, Inc. 2,389 234,863
*Dakota Gold Corp. 32 172
Dow, Inc. 6,710 271,688
DuPont de Nemours, Inc. 4,373 199,671
Eagle Materials, Inc. 984 206,748
Eastman Chemical Co. 3,056 223,363
Ecolab, Inc. 1,246 324,708
*Ecovyst, Inc. 2,213 31,380
Element Solutions, Inc. 3,912 166,612
Flexible Solutions International,
Inc. 4 25
#*Flotek Industries, Inc. 1,465 24,758
FMC Corp. 5,750 88,435
Freeport-McMoRan, Inc. 12,632 729,877
#Friedman Industries, Inc. 8 165
#Graphic Packaging Holding Co. 7,060 67,282
Greif, Inc., Class A 923 60,217
Greif, Inc., Class B 324 25,998
Hawkins, Inc. 728 121,904
HB Fuller Co. 2,546 154,084
Hecla Mining Co. 20,473 368,923
Huntsman Corp. 8,562 123,036
*Ingevity Corp. 1,045 79,619
Innospec, Inc. 1,122 85,564
International Flavors &
Fragrances, Inc. 2,744 192,629
#International Paper Co. 5,876 178,748
#*Intrepid Potash, Inc. 12 475
Kaiser Aluminum Corp. 1,073 182,871
#*Knife River Corp. 1,223 113,189
Koppers Holdings, Inc. 28 1,143
Linde PLC 1,444 723,646
Louisiana-Pacific Corp. 1,171 84,534
*LSB Industries, Inc. 20 298
LyondellBasell Industries NV,
Class A 3,057 228,052
Martin Marietta Materials, Inc. 266 164,673
Materion Corp. 91 16,727
Mativ Holdings, Inc. 900 8,352
*McEwen, Inc. 2,182 47,306
*Metallus, Inc. 40 770
Minerals Technologies, Inc. 1,280 92,083

89
Dimensional US Vector Equity ETF
continued
Shares Value†
MATERIALS — (Continued)
Mosaic Co. (The) 8,414 $ 195,794
#*MP Materials Corp. 36 2,377
Myers Industries, Inc. 1,579 32,543
NewMarket Corp. 290 195,930
Newmont Corp. 9,854 1,094,681
Nexa Resources SA 28 423
Nucor Corp. 1,668 375,784
*O-I Glass, Inc. 7,208 65,665
Olin Corp. 6,356 181,019
Packaging Corp. of America 1,513 322,950
*Perimeter Solutions, Inc. 458 13,877
PPG Industries, Inc. 3,087 334,939
#Quaker Chemical Corp. 894 121,486
#*Ramaco Resources, Inc., Class
A 2,642 39,234
Ramaco Resources, Inc., Class B 1,255 12,575
*Ranpak Holdings Corp., Class A 2,000 10,180
*Rayonier Advanced Materials,
Inc. 2,578 24,465
Reliance, Inc. 538 195,025
Royal Gold, Inc. 590 137,694
RPM International, Inc. 1,918 195,425
Ryerson Holding Corp. 1,044 28,929
Scotts Miracle-Gro Co. (The) 92 5,768
Sensient Technologies Corp. 1,588 180,460
Sherwin-Williams Co. (The) 1,351 434,495
Silgan Holdings, Inc. 4,407 178,704
*Smith-Midland Corp. 43 1,453
Smurfit Westrock PLC 5,987 229,841
Solstice Advanced Materials, Inc. 2,198 180,126
Sonoco Products Co. 3,070 153,377
Southern Copper Corp. 268 46,013
Steel Dynamics, Inc. 1,795 410,445
Stepan Co. 1,450 72,543
SunCoke Energy, Inc. 3,433 23,413
Sylvamo Corp. 1,576 67,342
*Tredegar Corp. 8 77
TriMas Corp. 1,783 66,007
Tronox Holdings PLC 6,885 68,781
United States Lime & Minerals,
Inc. 717 77,199
Vulcan Materials Co. 637 192,208
Warrior Met Coal, Inc. 1,764 158,495
#Westlake Corp. 2,449 282,321
Worthington Steel, Inc. 2,623 100,802
TOTAL MATERIALS 16,747,212
REAL ESTATE — (0.4%)
*AMREP Corp. 4 110
*CBRE Group, Inc., Class A 2,029 289,599
*Compass, Inc., Class A 6,527 49,409
*Comstock Holding Cos., Inc.,
Class A 4 64
*CoStar Group, Inc. 3,045 105,388
*Cushman & Wakefield, Ltd. 8,767 123,089
*Five Point Holdings LLC, Class A 8 40
*Forestar Group, Inc. 4,378 123,722
*FRP Holdings, Inc. 20 420
*Howard Hughes Holdings, Inc. 1,931 120,243
Shares Value†
REAL ESTATE — (Continued)
*Jones Lang LaSalle, Inc. 854 $ 271,683
Kennedy-Wilson Holdings, Inc. 1,720 18,748
Marcus & Millichap, Inc. 1,318 36,627
Newmark Group, Inc., Class A 8,108 130,701
*Opendoor Technologies, Inc. 818 4,401
St. Joe Co. (The) 1,497 96,661
*Stratus Properties, Inc. 700 21,182
*Tejon Ranch Co. 1,172 22,936
*Zillow Group, Inc., Class A 831 37,071
*Zillow Group, Inc., Class C 1,639 72,772
TOTAL REAL ESTATE 1,524,866
UTILITIES — (0.5%)
Genie Energy, Ltd., Class B 189 2,640
*Hallador Energy Co. 1,496 23,233
#MDU Resources Group, Inc. 7,201 162,239
New Jersey Resources Corp. 4,579 257,844
Northwest Natural Holding Co. 835 44,255
NRG Energy, Inc. 2,666 414,776
#Ormat Technologies, Inc. 2,413 277,254
Vistra Corp. 4,817 760,315
TOTAL UTILITIES 1,942,556
TOTAL COMMON STOCKS 398,836,079
RIGHTS/WARRANTS — (0.0%)
CONSUMER STAPLES — (0.0%)
*TreeHouse Foods, Inc. CVR
02/11/33 1,310 2,528
FINANCIALS — (0.0%)
*Sycamore Partners LLC CVR
08/29/29 5,847 3,099
HEALTH CARE — (0.0%)
*89bio, Inc. CVR 12/31/35 3,500 1,190
*<Novo Nordisk CVR 06/30/31 438 284
*<Verve Therapeutics, Inc. CVR
07/25/35 16 30
TOTAL HEALTH CARE 1,504
INFORMATION TECHNOLOGY — (0.0%)
*Gen Digital, Inc. CVR 01/04/27 4 2
*Xerox Holdings Corp. 02/11/27 500 92
TOTAL INFORMATION
TECHNOLOGY 94
REAL ESTATE — (0.0%)
*Opendoor Technologies, Inc.
11/20/26 27 11
*Opendoor Technologies, Inc.
11/20/26 27 21
TOTAL REAL ESTATE 32
TOTAL RIGHTS/WARRANTS 7,257
TOTAL INVESTMENT SECURITIES — (95.2%)
(Cost $331,439,687) 398,843,336

90
Dimensional US Vector Equity ETF
continued
Shares Value†
SECURITIES LENDING COLLATERAL — (4.8%)
@§The DFA Short Term
Investment Fund 1,719,700 $ 19,896,933
TOTAL INVESTMENTS — ( 100.0% )
(Cost $351,336,620) $ 418,740,269
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 32,129,408 $ — $ — $ 32,129,408
Consumer Discretionary .......... 43,346,477 — — 43,346,477
Consumer Staples .............. 21,202,179 — — 21,202,179
Energy ....................... 28,188,062 — — 28,188,062
Financials ..................... 66,949,032 — — 66,949,032
Health Care ................... 32,836,649 — — 32,836,649
Industrials ..................... 63,647,739 — — 63,647,739
Information Technology .......... 90,321,899 — — 90,321,899
Materials ..................... 16,747,212 — — 16,747,212
Real Estate .................... 1,524,866 — — 1,524,866
Utilities ....................... 1,942,556 — — 1,942,556
Rights/Warrants
Consumer Staples .............. — 2,528 — 2,528
Financials ..................... — 3,099 — 3,099
Health Care ................... — 1,190 314 1,504
Information Technology .......... 94 — — 94
Real Estate .................... 32 — — 32
Securities Lending Collateral ........ — 19,896,933 — 19,896,933
Total Investments .................
$398,836,205 $19,903,750 $314> $418,740,269
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

91
DIMENSIONAL US REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
4
Shares Value†
COMMON STOCKS — (96.0%)
REAL ESTATE — (96.0%)
#Acadia Realty Trust 171,087 $ 3,698,901
#Agree Realty Corp. 157,623 12,154,310
Alexander's, Inc. 2,989 753,108
Alexandria Real Estate Equities,
Inc. 205,837 8,338,457
Alpine Income Property Trust, Inc. 20,548 386,302
American Assets Trust, Inc.,
Class A 63,914 1,325,576
American Healthcare REIT, Inc. 251,829 12,787,877
American Homes 4 Rent, Class A 414,226 13,188,956
American Tower Corp. 403,540 73,730,793
#Americold Realty Trust, Inc. 241,345 2,951,649
*Apartment Investment and
Management Co. 63,071 268,052
Apple Hospitality REIT, Inc. 295,692 3,982,971
AvalonBay Communities, Inc. 183,561 33,591,663
Braemar Hotels & Resorts, Inc. 79,567 192,552
#Brandywine Realty Trust 85,256 258,326
Brixmor Property Group, Inc. 402,202 12,102,258
#Broadstone Net Lease, Inc.,
Class A 251,982 4,989,244
BRT Apartments Corp. 11,307 162,482
BXP, Inc. 197,886 11,568,416
Camden Property Trust 137,413 14,431,113
CareTrust REIT, Inc. 293,187 11,566,227
CBL & Associates Properties, Inc. 19,982 899,590
Centerspace 22,147 1,511,976
Chatham Lodging Trust 59,030 512,380
#Chiron Real Estate, Inc. 15,727 551,546
Clipper Realty, Inc. 6,194 20,998
Community Healthcare Trust, Inc. 36,953 636,331
#COPT Defense Properties 147,915 4,622,344
Cousins Properties, Inc. 217,447 5,568,818
*Creative Media & Community
Trust Corp. 313 1,621
Crown Castle, Inc. 572,853 50,857,889
CTO Realty Growth, Inc. 41,920 848,880
CubeSmart 298,915 12,100,079
#Curbline Properties Corp. 126,974 3,504,482
DiamondRock Hospitality Co. 268,856 2,742,331
Digital Realty Trust, Inc. 389,245 78,214,890
#Diversified Healthcare Trust 221,023 1,666,513
#Douglas Emmett, Inc. 211,664 2,288,088
Easterly Government Properties,
Inc., Class A 57,634 1,349,212
EastGroup Properties, Inc. 70,553 14,195,264
Empire State Realty Trust, Inc.,
Class A 34,965 194,755
EPR Properties 99,935 5,577,372
Equinix, Inc. 84,139 91,108,233
#Equity LifeStyle Properties, Inc. 241,779 15,302,193
Equity Residential 471,934 30,855,045
Shares Value†
REAL ESTATE — (Continued)
Essential Properties Realty Trust,
Inc. 283,854 $ 8,921,531
Essex Property Trust, Inc. 84,836 22,329,684
Extra Space Storage, Inc., Class
B 276,232 39,592,333
Federal Realty Investment Trust 107,706 11,944,595
First Industrial Realty Trust, Inc. 173,552 10,761,960
Four Corners Property Trust, Inc. 142,918 3,654,413
FrontView REIT, Inc. 14,227 251,818
Gaming and Leisure Properties,
Inc. 372,629 18,057,601
#Getty Realty Corp. 75,370 2,496,254
#Gladstone Commercial Corp. 62,108 783,182
Global Net Lease, Inc. 242,533 2,318,616
Global Self Storage, Inc. 4,668 26,141
Healthcare Realty Trust, Inc.,
Class A 434,122 8,118,081
Healthpeak Properties, Inc. 916,451 14,819,013
Highwoods Properties, Inc. 144,517 3,513,208
Host Hotels & Resorts, Inc. 904,429 19,110,585
#*Hudson Pacific Properties, Inc. 45,733 421,201
#Independence Realty Trust, Inc. 308,446 5,030,754
Industrial Logistics Properties
Trust 69,782 518,480
#Innovative Industrial Properties,
Inc., Class A 36,685 1,990,161
InvenTrust Properties Corp. 101,354 3,255,491
Invitation Homes, Inc. 730,172 21,007,048
Iron Mountain, Inc. 390,393 49,185,614
JBG SMITH Properties 73,773 1,106,595
#Kilroy Realty Corp. 138,512 4,606,909
Kimco Realty Corp. 889,500 21,027,780
#Kite Realty Group Trust 262,481 6,866,503
Lamar Advertising Co., Class A 114,034 15,718,447
#Lineage, Inc. 88,969 3,281,177
LTC Properties, Inc. 65,045 2,486,020
LXP Industrial Trust 73,723 3,753,975
#Macerich Co. (The) 341,467 7,420,078
#Medical Properties Trust, Inc. 667,101 3,295,479
Mid-America Apartment
Communities, Inc. 152,837 19,743,484
Modiv Industrial, Inc., Class C 11,207 178,976
National Health Investors, Inc. 63,893 4,914,011
National Storage Affiliates Trust 85,429 3,635,858
#NET Lease Office Properties 4,860 63,472
#NETSTREIT Corp. 138,211 2,843,000
NexPoint Residential Trust, Inc. 29,548 853,642
NNN REIT, Inc. 239,658 10,494,624
Omega Healthcare Investors, Inc. 391,018 18,366,115
One Liberty Properties, Inc. 21,577 490,014
Orion Properties, Inc. 43,966 126,182
Outfront Media, Inc. 206,765 6,378,700
Park Hotels & Resorts, Inc. 262,263 3,008,157
Pebblebrook Hotel Trust 144,764 2,033,934
Phillips Edison & Co., Inc. 165,366 6,641,925

92
DIMENSIONAL US REAL ESTATE ETF
continued
Shares Value†
REAL ESTATE — (Continued)
*Piedmont Realty Trust, Inc.,
Class A 165,370 $ 1,382,493
#Postal Realty Trust, Inc., Class A 33,903 741,798
Prologis, Inc. 811,965 115,315,269
Public Storage 207,634 62,798,903
#Realty Income Corp. 1,176,332 75,567,568
Regency Centers Corp. 228,208 17,765,993
Rexford Industrial Realty, Inc. 302,826 10,868,425
RLJ Lodging Trust 170,915 1,408,340
Ryman Hospitality Properties, Inc. 78,691 8,269,637
#Sabra Health Care REIT, Inc. 330,896 6,836,311
#Saul Centers, Inc. 16,236 559,006
SBA Communications Corp.,
Class A 137,384 30,389,341
#Service Properties Trust 162,253 251,492
#Sila Realty Trust, Inc. 69,421 2,112,481
Simon Property Group, Inc. 379,919 77,393,300
#SL Green Realty Corp., Class U 88,779 3,765,117
STAG Industrial, Inc. 246,588 9,513,365
Strawberry Fields REIT, Inc. 8,152 100,840
Summit Hotel Properties, Inc. 140,223 696,908
Sun Communities, Inc. 161,517 20,648,333
Sunstone Hotel Investors, Inc. 225,872 2,218,063
Tanger , Inc. 151,004 5,599,228
Shares Value†
REAL ESTATE — (Continued)
Terreno Realty Corp. 138,912 $ 9,057,062
UDR, Inc. 406,569 14,774,717
UMH Properties, Inc. 105,752 1,644,444
Universal Health Realty Income
Trust 17,299 704,069
Urban Edge Properties 164,075 3,596,524
Ventas, Inc. 623,501 54,780,798
Veris Residential, Inc. 18,293 347,018
VICI Properties, Inc., Class A 1,401,544 40,925,085
Vornado Realty Trust 211,765 6,329,656
W.P. Carey, Inc. 294,617 21,486,418
Welltower, Inc. 581,650 126,415,811
Whitestone REIT, Class B 60,733 1,150,283
Xenia Hotels & Resorts, Inc. 119,669 1,947,015
TOTAL REAL ESTATE 1,682,363,995
TOTAL COMMON STOCKS 1,682,363,995
TOTAL INVESTMENT SECURITIES — (96.0%)
(Cost $1,480,101,527) 1,682,363,995
SECURITIES LENDING COLLATERAL — (4.0%)
@§The DFA Short Term
Investment Fund 6,005,638 69,485,227
TOTAL INVESTMENTS — ( 100.0% )
(Cost $1,549,586,754) $ 1,751,849,222
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Real Estate .................... $ 1,682,363,995 $ — $ — $ 1,682,363,995
Securities Lending Collateral ........ — 69,485,227 — 69,485,227
Total Investments .................
$1,682,363,995 $69,485,227 $— $1,751,849,222
See accompanying Notes to Financial Statements.

93
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional US
Core Equity Market
ETF
Dimensional US
Core Equity 1 ETF
Assets:
Investment Securities at Value (including $249,467,464 and $93,965,032 of securities on loan, respectively) ....................................... $ 11,461,468,102 $ 2,952,950,589
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$245,951,250 and $90,271,299, respectively) (Note G) ..................... 245,951,250 90,271,299
Cash .............................................................. 21,277,320 4,716,034
Receivables:
Investment Securities Sold ........................................... 1,147,613 95,775
Dividends and Interest ............................................... 4,544,326 1,295,565
Cash Collateral for ETF Capital Activity ................................. — 2
Capital Shares Issued ............................................... 49,391 15,394
Total Assets ................................................... 11,734,438,002 3,049,344,658
Liabilities:
Payables:
Investment Securities Purchased ...................................... 12,356,834 668,198
Upon Return of Securities Loaned ..................................... 245,951,250 90,271,299
Accrued Expenses and Other Liabilities:
Advisory Fee ...................................................... 1,074,183 394,984
Administration and Accounting ........................................ — 48,581
Collateral for ETF Capital Activity ...................................... — 2
Custodian ......................................................... — 9,863
Trustee ........................................................... — 12,069
CCO Fee ......................................................... — 237
Other Expenses .................................................... 33,687 99,557
Total Liabilities ................................................. 259,415,954 91,504,790
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ......................................................... $ 11,475,022,048 $ 2,957,839,868
Shares Outstanding, No Par Value ....................................... 231,350,000 37,575,000
Net Asset Value, Offering and Redemption price per share (^) ................. $ 49.60 $ 78.72
Investment Securities at Cost ........................................... $ 7,775,301,975 $ 2,376,008,521
Net Assets Consist of:
Paid-In Capital ....................................................... $ 8,058,767,714 $ 2,409,200,269
Total Distributable Earnings (Loss) ....................................... 3,416,254,334 548,639,599
Net Assets .........................................................
$ 11,475,022,048 $ 2,957,839,868
(^) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

94
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional US
High Profitability
ETF
Dimensional US
Large Cap Value
ETF
Assets:
Investment Securities at Value (including $131,245,292 and $52,127,610 of securities on loan, respectively) ....................................... $ 11,333,730,534 $ 5,882,582,833
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$115,805,221 and $51,646,871, respectively) (Note G) ..................... 115,805,221 51,646,871
Cash .............................................................. 18,957,874 2,956,489
Receivables:
Investment Securities Sold ........................................... 7,700,184 —
Dividends and Interest ............................................... 5,441,845 4,682,374
Capital Shares Issued ............................................... — 85,213
Prepaid Expenses and Other Assets ..................................... 99,312 —
Total Assets ................................................... 11,481,734,970 5,941,953,780
Liabilities:
Payables:
Investment Securities Purchased ...................................... 7,508,809 2,070,132
Fund Shares Redeemed ............................................. 127,050 —
Upon Return of Securities Loaned ..................................... 115,805,221 51,646,871
Accrued Expenses and Other Liabilities:
Advisory Fee ...................................................... 1,718,740 882,949
Administration and Accounting ........................................ 187,389 108,276
Custodian ......................................................... 21,000 10,261
Trustee ........................................................... 57,012 15,858
CCO Fee ......................................................... 723 309
Other Expenses .................................................... 76,001 212,225
Total Liabilities ................................................. 125,501,945 54,946,881
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ......................................................... $ 11,356,233,025 $ 5,887,006,899
Shares Outstanding, No Par Value ....................................... 290,150,000 155,100,000
Net Asset Value, Offering and Redemption price per share (^) ................. $ 39.14 $ 37.96
Investment Securities at Cost ........................................... $ 9,236,172,831 $ 4,901,945,111
Net Assets Consist of:
Paid-In Capital ....................................................... $ 9,335,805,268 $ 4,832,168,155
Total Distributable Earnings (Loss) ....................................... 2,020,427,757 1,054,838,744
Net Assets .........................................................
$ 11,356,233,025 $ 5,887,006,899
(^) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

95
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional US
Small Cap Value
ETF
Dimensional US
Large Cap Vector
ETF
Assets:
Investment Securities at Value (including $627,691,736 and $2,839,398 of securities on loan, respectively) ....................................... $ 7,509,352,362 $ 485,037,995
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$573,939,381 and $2,810,533, respectively) (Note G) ...................... 573,939,381 2,810,533
Cash .............................................................. 14,016,010 637,071
Receivables:
Investment Securities Sold ........................................... 5,206,385 182,803
Dividends and Interest ............................................... 3,246,868 325,606
Capital Shares Issued ............................................... 493,515 —
Total Assets ................................................... 8,106,254,521 488,994,008
Liabilities:
Payables:
Investment Securities Purchased ...................................... 6,398,739 194,630
Upon Return of Securities Loaned ..................................... 573,939,381 2,810,533
Accrued Expenses and Other Liabilities:
Advisory Fee ...................................................... 1,653,573 99,217
Administration and Accounting ........................................ 118,948 4,582
Custodian ......................................................... 4,745 2,820
Trustee ........................................................... 32,201 2,964
CCO Fee ......................................................... 457 68
Other Expenses .................................................... 220,051 19,605
Total Liabilities ................................................. 582,368,095 3,134,419
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ......................................................... $ 7,523,886,426 $ 485,859,589
Shares Outstanding, No Par Value ....................................... 199,800,000 6,050,000
Net Asset Value, Offering and Redemption price per share (^) ................. $ 37.66 $ 80.31
Investment Securities at Cost ........................................... $ 6,322,269,650 $ 391,377,197
Net Assets Consist of:
Paid-In Capital ....................................................... $ 6,267,909,444 $ 394,493,775
Total Distributable Earnings (Loss) ....................................... 1,255,976,982 91,365,814
Net Assets .........................................................
$ 7,523,886,426 $ 485,859,589
(^) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

96
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional US
Vector Equity ETF
Dimensional US
Real Estate ETF
Assets:
Investment Securities at Value (including $19,968,133 and $68,002,580 of securities on loan, respectively) ....................................... $ 398,843,336 $ 1,682,363,995
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$19,896,933 and $69,485,227, respectively) (Note G) ...................... 19,896,933 69,485,227
Cash .............................................................. 728,905 2,688,002
Receivables:
Investment Securities Sold ........................................... 48,542 36,089
Dividends and Interest ............................................... 174,573 701,675
Capital Shares Issued ............................................... 63,760 2,083
Total Assets ................................................... 419,756,049 1,755,277,071
Liabilities:
Payables:
Investment Securities Purchased ...................................... 115,546 289,080
Upon Return of Securities Loaned ..................................... 19,896,933 69,485,227
Accrued Expenses and Other Liabilities:
Advisory Fee ...................................................... 76,642 244,460
Administration and Accounting ........................................ 12,117 36,957
Custodian ......................................................... 992 2,167
Trustee ........................................................... 2,178 8,645
CCO Fee ......................................................... 180 84
Other Expenses .................................................... 34,020 91,194
Total Liabilities ................................................. 20,138,608 70,157,814
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ......................................................... $ 399,617,441 $ 1,685,119,257
Shares Outstanding, No Par Value ....................................... 6,225,000 65,300,000
Net Asset Value, Offering and Redemption price per share (^) ................. $ 64.20 $ 25.81
Investment Securities at Cost ........................................... $ 331,439,687 $ 1,480,101,527
Net Assets Consist of:
Paid-In Capital ....................................................... $ 333,574,756 $ 1,500,701,204
Total Distributable Earnings (Loss) ....................................... 66,042,685 184,418,053
Net Assets .........................................................
$ 399,617,441 $ 1,685,119,257
(^) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

97
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional US
Core Equity Market
ETF
Dimensional US
Core Equity 1 ETF
Investment Income:
Interest ........................................................... $ 559,384 $ 83,123
Dividends (Net of Foreign Taxes Withheld of $ 26,386 and $ 8,277 , respectively ) . 57,527,828 15,036,155
Dividend Income from Affiliated Investments ............................. 4,527,315 1,371,892
Income from Securities Lending, Net ................................... 255,657 75,019
Total Investment Income ......................................... 62,870,184 16,566,189
Expenses:
Investment Management Fees (Note D) ................................. 6,212,439 1,506,392
Administration and Accounting ........................................ — 64,628
Custodian ......................................................... — 14,607
Filing Fees ........................................................ — 61,716
Trustees’ Fees & Expenses .......................................... — 10,131
CCO Fees ........................................................ — 641
Shareholders' Reports ............................................... — 29,530
Previously Waived Fees Recovered by Advisor (Note D) .................... — 878
Other Expenses .................................................... 23,514 67,814
Total Expenses ................................................. 6,235,953 1,756,337
Net Investment Income (Loss) ....................................... 56,634,231 14,809,852
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ......................................... (113,479,813) (20,063,893)
In-Kind Transactions .............................................. 116,417,209 38,976,575
Futures ......................................................... (1,899,768) (555,876)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities ............................................. 671,269,481 189,542,538
Net Realized and Unrealized Gain (Loss) ............................. 672,307,109 207,899,344
Net Increase (Decrease) in Net Assets Resulting from Operations. .......... $ 728,941,340 $ 222,709,196

98
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional US
High Profitability
ETF
Dimensional US
Large Cap Value
ETF
Investment Income:
Interest ........................................................... $ 475,240 $ 194,282
Dividends (Net of Foreign Taxes Withheld of $ 48,144 and $ 37,948 , respectively ) 65,087,168 48,380,413
Dividend Income from Affiliated Investments ............................. 1,861,691 931,709
Income from Securities Lending, Net ................................... 84,557 39,219
Total Investment Income ......................................... 67,508,656 49,545,623
Expenses:
Investment Management Fees (Note D) ................................. 9,949,795 4,713,092
Administration and Accounting ........................................ 214,556 109,995
Custodian ......................................................... 41,752 20,343
Filing Fees ........................................................ 73,787 148,568
Trustees’ Fees & Expenses .......................................... 40,322 13,637
CCO Fees ........................................................ 2,616 1,113
Shareholders' Reports ............................................... 25,402 73,669
Other Expenses .................................................... 132,317 119,214
Total Expenses ................................................. 10,480,547 5,199,631
Net Investment Income (Loss) ....................................... 57,028,109 44,345,992
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ......................................... (122,201,956) (57,503,941)
In-Kind Transactions .............................................. 232,360,335 230,655,765
Futures ......................................................... (3,415,675) 2,942,719
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities ............................................. 223,266,306 542,502,968
Net Realized and Unrealized Gain (Loss) ............................. 330,009,010 718,597,511
Net Increase (Decrease) in Net Assets Resulting from Operations. .......... $ 387,037,119 $ 762,943,503

99
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional US
Small Cap Value
ETF
Dimensional US
Large Cap Vector
ETF
Investment Income:
Interest ........................................................... $ 301,850 $ 16,213
Dividends (Net of Foreign Taxes Withheld of $ 56,884 and $ 1,702 , respectively ) . 55,691,255 3,514,937
Dividend Income from Affiliated Investments ............................. 7,261,378 41,796
Income from Securities Lending, Net ................................... 422,972 1,686
Total Investment Income ......................................... 63,677,455 3,574,632
Expenses:
Investment Management Fees (Note D) ................................. 8,932,183 350,832
Administration and Accounting ........................................ 134,112 16,215
Custodian ......................................................... 17,318 3,595
Filing Fees ........................................................ 116,868 233
Trustees’ Fees & Expenses .......................................... 23,028 2,176
CCO Fees ........................................................ 1,509 155
Shareholders' Reports ............................................... 121,660 16,951
Previously Waived Fees Recovered by Advisor (Note D) .................... — 10,247
Other Expenses .................................................... 151,266 16,009
Total Expenses ................................................. 9,497,944 416,413
Net Investment Income (Loss) ....................................... 54,179,511 3,158,219
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ......................................... (1,362,628) (4,311,027)
In-Kind Transactions .............................................. 249,695,008 9,877,584
Futures ......................................................... (3,096,384) (265,883)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities ............................................. 914,335,816 37,087,766
Net Realized and Unrealized Gain (Loss) ............................. 1,159,571,812 42,388,440
Net Increase (Decrease) in Net Assets Resulting from Operations. .......... $ 1,213,751,323 $ 45,546,659

100
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional US
Vector Equity ETF
Dimensional US
Real Estate ETF
Investment Income:
Interest ........................................................... $ 15,485 $ 73,463
Dividends (Net of Foreign Taxes Withheld of $ 2,051 and $ — , respectively ) ..... 2,090,951 31,561,103
Dividend Income from Affiliated Investments ............................. 292,412 1,078,370
Income from Securities Lending, Net ................................... 21,904 51,668
Total Investment Income ......................................... 2,420,752 32,764,604
Expenses:
Investment Management Fees (Note D) ................................. 337,658 1,280,126
Administration and Accounting ........................................ 15,000 34,999
Custodian ......................................................... 1,864 5,639
Filing Fees ........................................................ 18,956 29,363
Trustees’ Fees & Expenses .......................................... 159 5,350
CCO Fees ........................................................ — 368
Shareholders' Reports ............................................... 6,814 56,978
Previously Waived Fees Recovered by Advisor (Note D) .................... 22,942 —
Other Expenses .................................................... 18,366 51,107
Total Expenses ................................................. 421,759 1,463,930
Fees Waived, Expenses Reimbursed by Advisor (Note D) .................. — (32,567)
Net Expenses ..................................................... 421,759 1,431,363
Net Investment Income (Loss) ....................................... 1,998,993 31,333,241
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold ......................................... (3,628,617) (11,173,731)
In-Kind Transactions .............................................. 6,543,908 24,706,841
Futures ......................................................... (229,109) (594,532)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities ............................................. 28,999,957 146,982,934
Net Realized and Unrealized Gain (Loss) ............................. 31,686,139 159,921,512
Net Increase (Decrease) in Net Assets Resulting from Operations. .......... $ 33,685,132 $ 191,254,753

101
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
See accompanying Notes to Financial Statements.
Dimensional US Core Equity Market ETF Dimensional US Core Equity 1 ETF
Six months
ended
April 30, 2026
Year ended
October 31, 2025
Six months
ended
April 30, 2026
Year ended
October 31, 2025
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ..... $ 56,634,231 $ 92,730,596 $ 14,809,852 $ 19,357,091
Net Realized Gain (Loss) from:
Investment Securities Sold ...... (113,479,813) (43,732,090) (20,063,893) (37,876,962)
In-Kind Transactions ........... 116,417,209 141,700,374 38,976,575 37,378,864
Futures ...................... (1,899,768) 2,375,116 (555,876) (405,123)
Change in Unrealized Appreciation
(Depreciation) on:
Investment Securities .......... 671,269,481 1,352,974,666 189,542,538 276,084,396
Change in Net Assets Resulting
from Operations ........... 728,941,340 1,546,048,662 222,709,196 294,538,266
Distributions:
Total Distributions ............... (51,312,832) (91,220,331) (12,552,170) (17,975,048)
Change in Net Assets Resulting
from Distributions .......... (51,312,832) (91,220,331) (12,552,170) (17,975,048)
Capital Share Transactions:
Shares Issued .................. 1,006,826,353 2,273,936,722 563,385,457 1,134,650,793
Cost of Shares Redeemed ........ (179,622,386) (293,833,605) (72,067,424) (99,188,685)
Change in Net Assets
Resulting from Capital Share
Transactions .............. 827,203,967 1,980,103,117 491,318,033 1,035,462,108
Change in Net Assets ........ 1,504,832,475 3,434,931,448 701,475,059 1,312,025,326
Net Assets:
Beginning of Period .............. 9,970,189,573 6,535,258,125 2,256,364,809 944,339,483
End of Period ................... $ 11,475,022,048 $ 9,970,189,573 $ 2,957,839,868 $ 2,256,364,809
Share Transactions:
Issued ........................ 21,400,000 55,100,000 7,575,000 17,525,000
Redeemed ..................... (3,850,000) (7,250,000) (975,000) (1,575,000)
Change in Shares ............ 17,550,000 47,850,000 6,600,000 15,950,000

102
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
See accompanying Notes to Financial Statements.
Dimensional US High Profitability ETF Dimensional US Large Cap Value ETF
Six months
ended
April 30, 2026
Year ended
October 31, 2025
Six months
ended
April 30, 2026
Year ended
October 31, 2025
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ..... $ 57,028,109 $ 103,840,060 $ 44,345,992 $ 68,493,499
Net Realized Gain (Loss) from:
Investment Securities Sold ...... (122,201,956) (81,687,179) (57,503,941) (85,131,151)
In-Kind Transactions ........... 232,360,335 350,192,824 230,655,765 150,789,789
Futures ...................... (3,415,675) (5,032,799) 2,942,719 1,430,266
Change in Unrealized Appreciation
(Depreciation) on:
Investment Securities .......... 223,266,306 765,524,998 542,502,968 195,811,869
Change in Net Assets Resulting
from Operations ........... 387,037,119 1,132,837,904 762,943,503 331,394,272
Distributions:
Total Distributions ............... (49,996,552) (95,076,844) (37,474,467) (62,445,256)
Change in Net Assets Resulting
from Distributions .......... (49,996,552) (95,076,844) (37,474,467) (62,445,256)
Capital Share Transactions:
Shares Issued .................. 1,679,159,432 2,940,845,011 1,216,443,065 2,022,586,042
Cost of Shares Redeemed ........ (641,750,379) (924,589,295) (490,627,001) (476,945,904)
Change in Net Assets
Resulting from Capital Share
Transactions .............. 1,037,409,053 2,016,255,716 725,816,064 1,545,640,138
Change in Net Assets ........ 1,374,449,620 3,054,016,776 1,451,285,100 1,814,589,154
Net Assets:
Beginning of Period .............. 9,981,783,405 6,927,766,629 4,435,721,799 2,621,132,645
End of Period ................... $ 11,356,233,025 $ 9,981,783,405 $ 5,887,006,899 $ 4,435,721,799
Share Transactions:
Issued ........................ 43,850,000 83,700,000 33,900,000 65,400,000
Redeemed ..................... (16,700,000) (26,350,000) (13,950,000) (15,800,000)
Change in Shares ............ 27,150,000 57,350,000 19,950,000 49,600,000

103
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
See accompanying Notes to Financial Statements.
Dimensional US Small Cap Value ETF Dimensional US Large Cap Vector ETF
Six months
ended
April 30, 2026
Year ended
October 31, 2025
Six months
ended
April 30, 2026
Year ended
October 31, 2025
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ..... $ 54,179,511 $ 81,460,666 $ 3,158,219 $ 5,877,888
Net Realized Gain (Loss) from:
Investment Securities Sold ...... (1,362,628) (70,748,717) (4,311,027) (6,842,737)
In-Kind Transactions ........... 249,695,008 304,014,557 9,877,584 30,118,954
Futures ...................... (3,096,384) 682,943 (265,883) 25,035
Change in Unrealized Appreciation
(Depreciation) on:
Investment Securities .......... 914,335,816 (42,585,593) 37,087,766 23,955,008
Change in Net Assets Resulting
from Operations ........... 1,213,751,323 272,823,856 45,546,659 53,134,148
Distributions:
Total Distributions ............... (48,024,520) (75,425,262) (2,682,866) (5,740,837)
Change in Net Assets Resulting
from Distributions .......... (48,024,520) (75,425,262) (2,682,866) (5,740,837)
Capital Share Transactions:
Shares Issued .................. 1,389,470,684 2,179,044,867 49,238,979 174,262,283
Cost of Shares Redeemed ........ (495,131,940) (773,738,807) (22,591,661) (106,921,855)
Change in Net Assets
Resulting from Capital Share
Transactions .............. 894,338,744 1,405,306,060 26,647,318 67,340,428
Change in Net Assets ........ 2,060,065,547 1,602,704,654 69,511,111 114,733,739
Net Assets:
Beginning of Period .............. 5,463,820,879 3,861,116,225 416,348,478 301,614,739
End of Period ................... $ 7,523,886,426 $ 5,463,820,879 $ 485,859,589 $ 416,348,478
Share Transactions:
Issued ........................ 39,850,000 72,700,000 650,000 2,600,000
Redeemed ..................... (14,150,000) (25,700,000) (300,000) (1,550,000)
Change in Shares ............ 25,700,000 47,000,000 350,000 1,050,000

104
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
See accompanying Notes to Financial Statements.
Dimensional US Vector Equity ETF Dimensional US Real Estate ETF
Six months
ended
April 30, 2026
Year ended
October 31, 2025
Six months
ended
April 30, 2026
Year ended
October 31, 2025
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ..... $ 1,998,993 $ 2,180,823 $ 31,333,241 $ 40,627,114
Net Realized Gain (Loss) from:
Investment Securities Sold ...... (3,628,617) (4,430,369) (11,173,731) (6,448,709)
In-Kind Transactions ........... 6,543,908 1,742,701 24,706,841 13,893,449
Futures ...................... (229,109) 57,994 (594,532) (126,529)
Change in Unrealized Appreciation
(Depreciation) on:
Investment Securities .......... 28,999,957 36,507,797 146,982,934 (85,977,840)
Change in Net Assets Resulting
from Operations ........... 33,685,132 36,058,946 191,254,753 (38,032,515)
Distributions:
Total Distributions ............... (1,855,592) (1,940,003) (26,041,412) (35,437,975)
Change in Net Assets Resulting
from Distributions .......... (1,855,592) (1,940,003) (26,041,412) (35,437,975)
Capital Share Transactions:
Shares Issued .................. 82,438,679 205,725,992 222,656,012 329,455,881
Cost of Shares Redeemed ........ (14,902,197) (9,911,700) (74,871,081) (78,847,569)
Change in Net Assets
Resulting from Capital Share
Transactions .............. 67,536,482 195,814,292 147,784,931 250,608,312
Change in Net Assets ........ 99,366,022 229,933,235 312,998,272 177,137,822
Net Assets:
Beginning of Period .............. 300,251,419 70,318,184 1,372,120,985 1,194,983,163
End of Period ................... $ 399,617,441 $ 300,251,419 $ 1,685,119,257 $ 1,372,120,985
Share Transactions:
Issued ........................ 1,350,000 3,975,000 9,400,000 14,000,000
Redeemed ..................... (250,000) (200,000) (3,050,000) (3,400,000)
Change in Shares ............ 1,100,000 3,775,000 6,350,000 10,600,000

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
105
See accompanying Notes to Financial Statements.
Dimensional US Core Equity Market ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Period
November 17,
2020 Ʊ
through
October 31, 2021
(Unaudited)
Net Asset Value, Beginning of Period ....
$ 46.63 $ 39.38 $ 29.08 $ 27.33 $ 32.08 $ 24.92
Income From Investment Operations (a)
Net Investment Income (Loss) .....
0 .25 0 .49 0 .47 0 .44 0 .42 0 .36
Net Gains (Losses) on Securities
(Realized and Unrealized) ....
2 .95 7 .24 10 .25 1 .72 ( 4 .78 ) 7 .04
Total from Investment
Operations ..........
3 .20 7 .73 10 .72 2 .16 ( 4 .36 ) 7 .40
Less Distributions:
Net Investment Income ..........
( 0 .23 ) ( 0 .48 ) ( 0 .42 ) ( 0 .41 ) ( 0 .39 ) ( 0 .24 )
Total Distributions ..........
( 0 .23 ) ( 0 .48 ) ( 0 .42 ) ( 0 .41 ) ( 0 .39 ) ( 0 .24 )
Net Asset Value, End of Period .........
$ 49 .60 $ 46 .63 $ 39 .38 $ 29 .08 $ 27 .33 $ 32 .08
Total Return at NAV (b) (c) ............
6 .90% 19 .78% 37 .00% 7 .93% ( 13 .67 ) % 29 .81%
Net Assets, End of Year (thousands) .....
$ 11,475,022 $ 9,970,190 $ 6,535,258 $ 3,884,195 $ 2,582,901 $ 1,328,340
Ratio of Expenses to Average Net Assets (d)
0 .12% 0 .12% 0 .12% 0 .12% 0 .12% 0 .12%
Ratio of Expenses to Average Net Assets
(Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees
Paid Indirectly) (d) ..............
0 .12% 0 .12% 0 .12% 0 .12% 0 .12% 0 .12%
Ratio of Net Investment Income to Average
Net Assets (d) ................
1 .09% 1 .17% 1 .31% 1 .50% 1 .46% 1 .27%
Portfolio Turnover Rate (c) (e) .........
2% 5% 4% 7% 6% 3%
See page 2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
106
See accompanying Notes to Financial Statements.
Dimensional US Core Equity 1 ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Period
September 12,
2023 Ʊ
through
October 31, 2023
(Unaudited)
Net Asset Value, Beginning of Period ................................
$ 72.84 $ 62.85 $ 46.54 $ 49.84
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
0 .44 0 .81 0 .75 0 .07
Net Gains (Losses) on Securities (Realized and Unrealized) ............
5 .81 9 .94 16 .16 ( 3 .37 )
Total from Investment Operations ...........................
6 .25 10 .75 16 .91 ( 3 .30 )
Less Distributions:
Net Investment Income ......................................
( 0 .37 ) ( 0 .76 ) ( 0 .60 ) —
Total Distributions ......................................
( 0 .37 ) ( 0 .76 ) ( 0 .60 ) —
Net Asset Value, End of Period .....................................
$ 78 .72 $ 72 .84 $ 62 .85 $ 46 .54
Total Return at NAV (b) (c) ........................................
8 .61% 17 .23% 36 .47% ( 6 .64 ) %
Net Assets, End of Year (thousands) .................................
$ 2,957,840 $ 2,256,365 $ 944,339 $ 117,507
Ratio of Expenses to Average Net Assets (d) ...........................
0 .14% 0 .14% 0 .14% 0 .14%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) .............................................
0 .14% 0 .14% 0 .17% 0 .50%
Ratio of Net Investment Income to Average Net Assets (d) ..................
1 .18% 1 .22% 1 .27% 1 .08%
Portfolio Turnover Rate (c) (e) .....................................
1% 5% 9% 2%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
107
See accompanying Notes to Financial Statements.
Dimensional US High Profitability ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
February 23,
2022 Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period ..................
$ 37.95 $ 33.69 $ 25.17 $ 23.57 $ 24.54
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
0 .21 0 .44 0 .45 0 .46 0 .29
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
1 .16 4 .22 8 .49 1 .55 ( 1 .11 )
Total from Investment Operations .............
1 .37 4 .66 8 .94 2 .01 ( 0 .82 )
Less Distributions:
Net Investment Income ........................
( 0 .18 ) ( 0 .40 ) ( 0 .42 ) ( 0 .41 ) ( 0 .15 )
Total Distributions ........................
( 0 .18 ) ( 0 .40 ) ( 0 .42 ) ( 0 .41 ) ( 0 .15 )
Net Asset Value, End of Period .......................
$ 39 .14 $ 37 .95 $ 33 .69 $ 25 .17 $ 23 .57
Total Return at NAV (b) (c) ..........................
3 .62% 13 .96% 35 .66% 8 .53% ( 3 .31 ) %
Net Assets, End of Year (thousands) ...................
$ 11,356,233 $ 9,981,783 $ 6,927,767 $ 3,182,725 $ 1,084,080
Ratio of Expenses to Average Net Assets (d) .............
0 .20% 0 .20% 0 .21% 0 .22% 0 .21%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) ...
0 .20% 0 .20% 0 .21% 0 .22% 0 .21%
Ratio of Net Investment Income to Average Net Assets (d) ....
1 .09% 1 .27% 1 .43% 1 .78% 1 .81%
Portfolio Turnover Rate (c) (e) .......................
3% 3% 6% 4% 2%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
108
See accompanying Notes to Financial Statements.
Dimensional US Large Cap Value ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Period
December 6,
2022 Ʊ
through
October 31, 2023
(Unaudited)
Net Asset Value, Beginning of Period ................................
$ 32.82 $ 30.64 $ 23.77 $ 24.70
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
0 .31 0 .62 0 .58 0 .47
Net Gains (Losses) on Securities (Realized and Unrealized) ............
5 .10 2 .12 6 .80 ( 1 .07 )
Total from Investment Operations ...........................
5 .41 2 .74 7 .38 ( 0 .60 )
Less Distributions:
Net Investment Income ......................................
( 0 .27 ) ( 0 .56 ) ( 0 .51 ) ( 0 .33 )
Total Distributions ......................................
( 0 .27 ) ( 0 .56 ) ( 0 .51 ) ( 0 .33 )
Net Asset Value, End of Period .....................................
$ 37 .96 $ 32 .82 $ 30 .64 $ 23 .77
Total Return at NAV (b) (c) ........................................
16 .53% 9 .07% 31 .21% ( 2 .45 ) %
Net Assets, End of Year (thousands) .................................
$ 5,887,007 $ 4,435,722 $ 2,621,133 $ 962,791
Ratio of Expenses to Average Net Assets (d) ...........................
0 .21% 0 .21% 0 .22% 0 .22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) .............................................
0 .21% 0 .21% 0 .22% 0 .24%
Ratio of Net Investment Income to Average Net Assets (d) ..................
1 .79% 2 .00% 2 .00% 2 .08%
Portfolio Turnover Rate (c) (e) .....................................
3% 5% 3% 5%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
109
See accompanying Notes to Financial Statements.
Dimensional US Small Cap Value ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
February 23,
2022 Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period ..................
$ 31.38 $ 30.38 $ 23.93 $ 25.01 $ 24.66
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
0 .29 0 .54 0 .46 0 .41 0 .24
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
6 .25 0 .96 6 .37 ( 1 .13 ) 0 .23
Total from Investment Operations .............
6 .54 1 .50 6 .83 ( 0 .72 ) 0 .47
Less Distributions:
Net Investment Income ........................
( 0 .26 ) ( 0 .50 ) ( 0 .38 ) ( 0 .36 ) ( 0 .12 )
Total Distributions ........................
( 0 .26 ) ( 0 .50 ) ( 0 .38 ) ( 0 .36 ) ( 0 .12 )
Net Asset Value, End of Period .......................
$ 37 .66 $ 31 .38 $ 30 .38 $ 23 .93 $ 25 .01
Total Return at NAV (b) (c) ..........................
20 .91% 4 .99% 28 .63% ( 2 .91 ) % 1 .92%
Net Assets, End of Year (thousands) ...................
$ 7,523,886 $ 5,463,821 $ 3,861,116 $ 1,824,625 $ 690,252
Ratio of Expenses to Average Net Assets (d) .............
0 .30% 0 .30% 0 .30% 0 .31% 0 .31%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) ...
0 .30% 0 .30% 0 .30% 0 .31% 0 .31%
Ratio of Net Investment Income to Average Net Assets (d) ....
1 .70% 1 .78% 1 .57% 1 .61% 1 .44%
Portfolio Turnover Rate (c) (e) .......................
5% 9% 8% 11% 4%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
110
See accompanying Notes to Financial Statements.
Dimensional US Large Cap Vector ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Period
November 1,
2023 Ʊ
through
October 31, 2024
(Unaudited)
Net Asset Value, Beginning of Period ..............................................
$ 73.04 $ 64.86 $ 50.38
Income From Investment Operations (a)
Net Investment Income (Loss) ...............................................
0 .54 1 .00 0 .93
Net Gains (Losses) on Securities (Realized and Unrealized) ..........................
7 .19 8 .15 14 .25
Total from Investment Operations .........................................
7 .73 9 .15 15 .18
Less Distributions:
Net Investment Income ....................................................
( 0 .46 ) ( 0 .97 ) ( 0 .70 )
Total Distributions ....................................................
( 0 .46 ) ( 0 .97 ) ( 0 .70 )
Net Asset Value, End of Period ...................................................
$ 80 .31 $ 73 .04 $ 64 .86
Total Return at NAV (b) (c) ......................................................
10 .62% 14 .22% 30 .22%
Net Assets, End of Year (thousands) ...............................................
$ 485,860 $ 416,348 $ 301,615
Ratio of Expenses to Average Net Assets (d) .........................................
0 .19% 0 .20% 0 .22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (d) .....................
0 .19% 0 .20% 0 .25%
Ratio of Net Investment Income to Average Net Assets (d) ................................
1 .44% 1 .48% 1 .52%
Portfolio Turnover Rate (c) (e) ...................................................
2% 4% 6%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
111
See accompanying Notes to Financial Statements.
Dimensional US Vector Equity ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Period
September 10,
2024 Ʊ
through
October 31, 2024
(Unaudited)
Net Asset Value, Beginning of Period ..............................................
$ 58.59 $ 52.09 $ 49.85
Income From Investment Operations (a)
Net Investment Income (Loss) ...............................................
0 .36 0 .65 0 .05
Net Gains (Losses) on Securities (Realized and Unrealized) ..........................
5 .58 6 .46 2 .19
Total from Investment Operations .........................................
5 .94 7 .11 2 .24
Less Distributions:
Net Investment Income ....................................................
( 0 .33 ) ( 0 .61 ) —
Total Distributions ....................................................
( 0 .33 ) ( 0 .61 ) —
Net Asset Value, End of Period ...................................................
$ 64 .20 $ 58 .59 $ 52 .09
Total Return at NAV (b) (c) ......................................................
10 .19% 13 .74% 4 .50%
Net Assets, End of Year (thousands) ...............................................
$ 399,617 $ 300,251 $ 70,318
Ratio of Expenses to Average Net Assets (d) .........................................
0 .25% 0 .26% 0 .28%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (d) .....................
0 .25% 0 .29% 0 .35%
Ratio of Net Investment Income to Average Net Assets (d) ................................
1 .18% 1 .20% 0 .71%
Portfolio Turnover Rate (c) (e) ...................................................
2% 7% 1%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
112
See accompanying Notes to Financial Statements.
Dimensional US Real Estate ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
February 23,
2022 Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period ..................
$ 23.28 $ 24.72 $ 18.95 $ 21.21 $ 24.65
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
0 .49 0 .74 0 .69 0 .69 0 .40
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
2 .46 ( 1 .52 ) 5 .68 ( 2 .30 ) ( 3 .72 )
Total from Investment Operations .............
2 .95 ( 0 .78 ) 6 .37 ( 1 .61 ) ( 3 .32 )
Less Distributions:
Net Investment Income ........................
( 0 .42 ) ( 0 .66 ) ( 0 .60 ) ( 0 .65 ) ( 0 .12 )
Total Distributions ........................
( 0 .42 ) ( 0 .66 ) ( 0 .60 ) ( 0 .65 ) ( 0 .12 )
Net Asset Value, End of Period .......................
$ 25 .81 $ 23 .28 $ 24 .72 $ 18 .95 $ 21 .21
Total Return at NAV (b) (c) ..........................
12 .91% ( 3 .21 ) % 33 .87% ( 7 .84 ) % ( 13 .52 ) %
Net Assets, End of Year (thousands) ...................
$ 1,685,119 $ 1,372,121 $ 1,194,983 $ 668,767 $ 297,950
Ratio of Expenses to Average Net Assets (d) .............
0 .19% 0 .19% 0 .19% 0 .19% 0 .19%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) ...
0 .19% 0 .19% 0 .20% 0 .20% 0 .21%
Ratio of Net Investment Income to Average Net Assets (d) ....
4 .16% 3 .11% 3 .04% 3 .24% 3 .84%
Portfolio Turnover Rate (c) (e) .......................
2% 7% 9% 5% 2%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
Notes to Financial Statements
(Unaudited)
113
A. Organization
The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The
Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the
“1940 Act”). As of April 30, 2026, the Trust is comprised of forty-one operational exchange-traded funds (“ETFs”)
and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following
(individually referred to as a “Fund” or collectively as the “Funds”):
The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies”.
The Board of Trustees of the Trust (the “Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.
B. Significant Accounting Policies
Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing
Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’
distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Fund Short Name
Dimensional US Core Equity Market ETF US Core Equity ETF
Dimensional US Core Equity 1 ETF US Core Equity 1 ETF
Dimensional US High Profitability ETF US High Profitability ETF
Dimensional US Large Cap Value ETF US Large Cap Value ETF
Dimensional US Small Cap Value ETF US Small Cap Value ETF
Dimensional US Large Cap Vector ETF US Large Cap Vector ETF
Dimensional US Vector Equity ETF US Vector Equity ETF
Dimensional US Real Estate ETF US Real Estate ETF

114
1.
Security Valuation
The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by Dimensional Fund
Advisors LP (the “Advisor”), with input from certain third-party pricing services and others, in accordance with Rule
2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale.
Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period, they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the hierarchy.
Equity securities (including exchange-traded Underlying Funds and over-the-counter securities) traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange.
Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the hierarchy. The investment in The DFA
Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Funds and affiliated funds, is categorized as Level 2 in the hierarchy.
Derivative Instruments: Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before

115
the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the hierarchy.
2.
Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in lieu of cash, if any, is recorded at the fair value of the securities received.
Tax reclaims receivable are recorded based on the Funds’ interpretation of country-specific taxation of accrued dividend and interest income and may be subject to change due to changes in country-specific tax regulations or how the Funds interpret the taxation of dividend income or interest income and the related reclaimable amounts.
3.
Restricted Securities
A restricted security is a security that cannot be offered for public sale without prior registration under the
Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.
4.
Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.
5.
Deferred Compensation Plan
Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Funds, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio,
U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value
Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio,
DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions
made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’
Fees & Expenses.
Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the
Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

116
6.
Other
Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.
C. Derivative Instruments
All open derivative positions at period end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type. The Funds’ derivative contracts are not accounted for as hedging instruments under
GAAP.
1.
Futures Contracts
Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund.
Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures) and exposure to loss in excess of the amounts reflected on the Statements of
Assets and Liabilities as “Futures Variation Margin”. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements. The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 was as follows:
* Average Notional Value of futures contracts.
Summary of Derivative Instruments:
The following is a summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
Futures *
US Core Equity ETF ................................................................. $ 15,311,719
US High Profitability ETF ............................................................. 15,594,032
US Small Cap Value ETF ............................................................. 10,512,831
Realized Gain
(Loss) from:
Futures (1)
Equity Risk Exposure: —
US Core Equity ETF .............................................................. $ (1,899,768)
US Core Equity 1 ETF ............................................................. (555,876)
US High Profitability ETF .......................................................... (3,415,675)
US Large Cap Value ETF .......................................................... 2, 9 42,719
US Small Cap Value ETF .......................................................... (3,096,384)
US Large Cap Vector ETF ......................................................... (265,883)
US Vector Equity ETF ............................................................. (229,109)
US Real Estate ETF .............................................................. (594,532)

117
(1) Presented on Statements of Operations as Net Realized Gain (Loss) from: Futures.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA
Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the Statements of Assets and Liabilities.
D. Investment Advisory and Other Contractual Services
1.
Investment Advisory Fees
The Advisor serves as the investment advisor to the Funds pursuant to an investment management agreement.
Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds.
For the six months ended April 30, 2026, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor
has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the following Funds. For each Fund, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the
ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed below as percentage of average net assets (the “Expense Limitation Amount”).The Fee Waiver Agreement will remain in effect through February 28,
2027, may only be terminated by the Trust’s Board of Trustees prior to that date, and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the six months ended April 30, 2026, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below.
At any time that the ETF Fund Expenses of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense
Limitation Amount in place for the Fund. The waived fees/assumed expenses during the six months ended April
30, 2026, recovered previously waived fees/assumed expenses during the six months ended April 30, 2026, and
Management Fee
US Core Equity ETF ..................................................................................... 0.12%
US Core Equity 1 ETF .................................................................................. 0.12%
US High Profitability ETF ............................................................................... 0.19%
US Large Cap Value ETF ............................................................................... 0.19%
US Small Cap Value ETF ............................................................................... 0.28%
US Large Cap Vector ETF .............................................................................. 0.16%
US Vector Equity ETF ................................................................................... 0.20%
US Real Estate ETF ..................................................................................... 0.17%

118
previously waived fees/assumed expenses subject to future recovery by the Advisor are reflected below. The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
US Core Equity ETF (a “Unitary Fee Fund”) pays the Advisor a unitary management fee for managing the Fund’s assets. Pursuant to the investment management agreement with the Trust, on behalf of the Unitary Fee Fund, the
Advisor is responsible for substantially all ordinary fund operating expenses, except for (i) the fee paid under the investment management agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) brokerage expenses
(including any costs incidental to transactions in fund securities, instruments and other investments); (iv) taxes; (v)
interest expenses (including borrowing costs and dividend expenses on securities sold short and overdraft charges);
(vi) litigation expenses (including litigation to which the Trust or Fund may be a party and indemnification of the
Trustees and officers with respect thereto); (vii) Trustees’ fees and expenses; (viii) legal expenses of counsel to the
Independent Trustees; (ix) Chief Compliance Officer (“CCO”) compensation; (x) acquired fund fees and expenses (if any); and (xi) other non-routine or extraordinary expenses.
For the Unitary Fee Fund, pursuant to a separate contractual arrangement, the Advisor arranges for the provision of CCO services with respect to the Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees, and counsel to the Independent Trustees. The Advisor receives a fee of up to
0.0044% of the Fund’s average daily net assets for providing such services and paying such expenses. The Advisor provides CCO services to the Trust.
2.
Administration, Accounting, Transfer Agent, and Custodian Fees
Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services
Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global
Custodial and Agency Services Agreement with the Trust.
3.
Distribution
DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ Shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.
Expense
Limitation
Amount
Waived Fees/
Assumed
Expenses
Recovery of
Previously
Waived Fees/
Assumed
Expenses
US Core Equity 1 ETF .............................. 0.14% $— $878
US High Profitability ETF ........................... 0.22% — —
US Large Cap Value ETF ........................... 0.22% — —
US Small Cap Value ETF ........................... 0.31% — —
US Large Cap Vector ETF .......................... 0.19% — 10,247
US Vector Equity ETF .............................. 0.25% — 22,942
US Real Estate ETF ............................... 0.19% 32,567 —
Previously Waived Fees/Assumed Expenses Subject to Future
Recovery
Expiring
10/31/2026 10/31/2027 10/31/2028 04/30/2029 Total
US Core Equity ETF ................. $— $114,747 $57,046 $— $171,793
US Large Cap Vector ETF .......... — 16,084 4,501 — 20,585
US Vector Equity ETF ............... — — 40,540 — 40,540
US Real Estate ETF ................. 65,431 57,891 37,135 32,567 193,024

119
4.
Fees Paid to Officers and Trustees
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds, except the Unitary Fee Fund) receive no compensation from the Trust. For the six months ended April 30, 2026, the total related amount paid by the Trust to the CCO was $72,291.
E. Deferred Compensation
As of April 30, 2026, the total liability for deferred compensation to Trustees is included in “Accrued Expenses and Other Liabilities” on the Statements of Assets and Liabilities as follows:
F. Federal Income Taxes
Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter
M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with
U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/
tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a result of realized gains on securities considered to be “passive foreign investment companies,” non-
deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and redemption in-kind transactions, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024 and
October 31, 2025, were as follows:
Total
US Core Equity 1 ETF ........................................................................................ $ 6,207
US High Profitability ETF ..................................................................................... 33,496
US Large Cap Value ETF ..................................................................................... 13,987
US Small Cap Value ETF ..................................................................................... 19,307
US Large Cap Vector ETF .................................................................................... 1,518
US Vector Equity ETF ......................................................................................... 709
US Real Estate ETF ........................................................................................... 5,504
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
US Core Equity ETF
2024 .................................................. $ 63,580,406 $ — $ 63,580,406
2025 .................................................. 91,220,331 — 91,220,331
US Core Equity 1 ETF
2024 .................................................. 5,180,018 — 5,180,018
2025 .................................................. 17,975,048 — 17,975,048
US High Profitability ETF
2024 .................................................. 70,325,254 — 70,325,254
2025 .................................................. 95,076,844 — 95,076,844

120
US Vector Equity ETF commenced operations on September 10, 2024 and did not pay any distributions for the period ended October 31, 2024.
As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
(1) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales and amortization of certain expenses.
For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October
31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains.
As of October 31, 2025, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
US Large Cap Value ETF
2024 .................................................. $ 32,065,127 $ — $ 32,065,127
2025 .................................................. 62,445,256 — 62,445,256
US Small Cap Value ETF
2024 .................................................. 38,725,153 — 38,725,153
2025 .................................................. 75,425,262 — 75,425,262
US Large Cap Vector ETF
2024 .................................................. 2,175,009 — 2,175,009
2025 .................................................. 5,740,837 — 5,740,837
US Vector Equity ETF
2025 .................................................. 1,940,003 — 1,940,003
US Real Estate ETF
2024 .................................................. 25,250,042 — 25,250,042
2025 .................................................. 35,437,975 — 35,437,975
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
US Core Equity ETF ............ $ 5,099,183 $ — $ (273,944,044) $ 3,007,468,706 $ 2,738,623,845
US Core Equity 1 ETF ........... 731,505 — (49,663,980) 387,416,562 338,484,087
US High Profitability ETF ........ 1,226,169 — (192,119,760) 1,874,281,526 1,683,387,935
US Large Cap Value ETF ........ 2,180,776 — (110,788,809) 437,977,936 329,369,903
US Small Cap Value ETF ........ 1,529,244 — (182,341,176) 271,062,515 90,250,583
US Large Cap Vector ETF ....... 73,787 — (8,155,241) 56,583,474 48,502,020
US Vector Equity ETF ........... 243,669 — (4,427,492) 38,395,672 34,211,849
US Real Estate ETF ............ 11,013,928 — (46,254,140) 54,444,008 19,203,796
Total
US Core Equity ETF ................................................................ $ 273,944,044
US Core Equity 1 ETF ............................................................... 49,663,980
US High Profitability ETF ............................................................ 192,119,760
US Large Cap Value ETF ............................................................ 110,788,809
US Small Cap Value ETF ............................................................ 182,341,176
US Large Cap Vector ETF ........................................................... 8,155,241
US Vector Equity ETF ............................................................... 4,427,492
US Real Estate ETF ................................................................ 46,254,140

121
During the year ended October 31, 2025, the Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.
As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, and net mark-to-market gains (losses) on regulated futures contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Funds recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.
G. Securities Lending
As of April 30, 2026, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term
U.S. Treasuries and U.S. government agency securities as follows:
Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’
collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US Core Equity ETF ...............
$ 8,028,681,16 4 $ 3,927,726,333 $ (248,988,14 5 ) $ 3,678,738,18 8
US Core Equity 1 ETF ..............
2,466,262,78 8 651,941,587 (74,982,48 7 ) 576,959, 100
US High Profitability ETF ...........
9,351,987,923 2,436,638,951 (339,091,119) 2,097,547,832
US Large Cap Value ETF ...........
4,953,748,801 1,170,295,703 (189,814,800) 980,480,903
US Small Cap Value ETF ...........
6,897,893,411 1,525,803,150 (340,404,818) 1,185,398,332
US Large Cap Vector ETF ..........
394,177,288 109,382,757 (15,711,517) 93,671,240
US Vector Equity ETF ..............
351,344,641 79,729,468 (12,333,840) 67,395,628
US Real Estate ETF ...............
1,550,422,280 255,912,607 (54,485,665) 201,426,942
Non-Cash
Collateral
Market
Value
US Core Equity ETF .............................................................................................. $ 3,822,489
US Core Equity 1 ETF ........................................................................................... 3,895,596
US High Profitability ETF ........................................................................................ 15,767,734
US Large Cap Value ETF ........................................................................................ 712,527
US Small Cap Value ETF ........................................................................................ 62,071,316
US Vector Equity ETF ............................................................................................ 155,885

122
of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.
In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short
Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
H. Affiliated Trades
Cross trades for the six months ended April 30, 2026, if any, were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board.
For the six months ended April 30, 2026, cross trades by the Funds under Rule 17a-7 were as follows:
For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding
Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows:
Purchases Sales
Realized
Gain (Loss)
US Core Equity ETF ..................................... $ 17,162,849 $ 43,806,953 $ (24,607,284)
US Core Equity 1 ETF .................................... 14,273,904 4,151,064 (2,480,229)
US High Profitability ETF ................................. 83,695,715 131,194,523 (36,988,242)
US Large Cap Value ETF ................................. 73,533,451 66,790,040 (18,317,136)
US Small Cap Value ETF ................................. 83,673,353 30,059,947 4,035,035
US Large Cap Vector ETF ................................ 9,385,386 3,694,802 (1,252,951)
US Vector Equity ETF .................................... 2,573,900 440,773 (294,045)
US Real Estate ETF ..................................... 8,571,351 6,425,857 (1,033,363)
Balance at
October 31,
2025
Purchases at
Cost
Proceeds from
Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
April 30,
2026
Shares as
of April 30,
2026
Dividend
Income
Capital
Gains
Distributions
US Core Equity ETF
The DFA Short Term
Investment Fund $210,172,876 $487,727,378 $451,949,004 $— $— $245,951,250 21,257,671 $4,527,315 $—
Total $210,172,876 $487,727,378 $451,949,004 $— $— $245,951,250 $4,527,315 $—

123
I. Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended April 30, 2026 were as follows:
In-kind transactions for the six months ended April 30, 2026 were as follows:
Balance at
October 31,
2025
Purchases at
Cost
Proceeds from
Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
April 30,
2026
Shares as
of April 30,
2026
Dividend
Income
Capital
Gains
Distributions
US Core Equity 1 ETF
The DFA Short Term
Investment Fund $63,541,617 $157,610,950 $130,881,268 $— $— $90,271,299 7,802,187 $1,371,892 $—
Total $63,541,617 $157,610,950 $130,881,268 $— $— $90,271,299 $1,371,892 $—
US High Profitability
ETF
The DFA Short Term
Investment Fund $82,812,389 $601,963,219 $568,970,387 $— $— $115,805,221 10,009,094 $1,861,691 $—
Total $82,812,389 $601,963,219 $568,970,387 $— $— $115,805,221 $1,861,691 $—
US Large Cap Value
ETF
The DFA Short Term
Investment Fund $43,744,941 $296,612,569 $288,710,639 $— $— $51,646,871 4,463,861 $931,709 $—
Total $43,744,941 $296,612,569 $288,710,639 $— $— $51,646,871 $931,709 $—
US Small Cap Value
ETF
The DFA Short Term
Investment Fund $288,404,521 $1,441,605,763 $1,156,070,903 $— $— $573,939,381 49,605,824 $7,261,378 $—
Total $288,404,521 $1,441,605,763 $1,156,070,903 $— $— $573,939,381 $7,261,378 $—
US Large Cap Vector
ETF
The DFA Short Term
Investment Fund $2,446,307 $13,582,999 $13,218,773 $— $— $2,810,533 242,916 $41,796 $—
Total $2,446,307 $13,582,999 $13,218,773 $— $— $2,810,533 $41,796 $—
US Vector Equity ETF
The DFA Short Term
Investment Fund $14,239,860 $30,900,739 $25,243,666 $— $— $19,896,933 1,719,700 $292,412 $—
Total $14,239,860 $30,900,739 $25,243,666 $— $— $19,896,933 $292,412 $—
US Real Estate ETF
The DFA Short Term
Investment Fund $68,940,760 $154,973,917 $154,429,450 $— $— $69,485,227 6,005,638 $1,078,370 $—
Total $68,940,760 $154,973,917 $154,429,450 $— $— $69,485,227 $1,078,370 $—
Purchases Sales
US Core Equity ETF ................................................... $ 418,958,237 $ 280,101,553
US Core Equity 1 ETF .................................................. 119,004,333 43,438,702
US High Profitability ETF ............................................... 931,524,494 372,616,700
US Large Cap Value ETF ............................................... 472,653,942 176,261,966
US Small Cap Value ETF ............................................... 848,361,550 354,469,364
US Large Cap Vector ETF .............................................. 25,874,716 10,794,900
US Vector Equity ETF .................................................. 24,102,369 8,960,966
US Real Estate ETF ................................................... 75,919,352 42,016,185
Purchases Sales
US Core Equity ETF ................................................. $ 879,415,468 $ 180,180,074
US Core Equity 1 ETF ................................................ 488,614,690 72,570,787
US High Profitability ETF ............................................. 1,123,861,230 646,834,395

124
There were no purchases or sales of U.S. government securities during the six months ended April 30, 2026.
J. Capital Shares Transactions
Shares are issued and redeemed by each Fund, solely with Authorized Participants, and only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of
Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The
Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.
Such transactions fees are treated as increases in capital and are disclosed on the Funds’ Statements of
Changes in Net Assets.
From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from Custodian” and securities related to in-kind redemptions are reflected as “Securities Payable Related to In-Kind Transactions” on the
Statements of Assets and Liabilities.
When an Authorized Participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription-in-kind), fails to deliver the Fund Shares (in the case of a redemption-in-kind), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the Authorized Participant to deliver and maintain cash collateral in accordance with the Authorized Participant agreement. Daily market fluctuations could cause the value of the missing securities or Fund Shares to be more or less than the value of the collateral received and when this occurs, the collateral is adjusted. The Fund records an asset and a corresponding liability for the return of the collateral that are reflected as “Collateral for ETF Capital
Activity” on the Statements of Assets and Liabilities.
K. Line of Credit and Interfund Lending Program
The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through
December 25, 2025. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
Purchases Sales
US Large Cap Value ETF ............................................. $ 929,947,980 $ 488,492,613
US Small Cap Value ETF ............................................. 884,954,430 489,364,442
US Large Cap Vector ETF ............................................ 34,162,639 22,639,322
US Vector Equity ETF ................................................ 66,714,198 14,692,565
US Real Estate ETF ................................................. 193,509,609 73,125,391

125
For the six months ended April 30, 2026, borrowings by the following Fund under the line of credit was as follows:
* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026, that the Fund’s available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain funds managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Funds did not use the interfund lending program during the six months ended April 30, 2026.
L. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Trust’s Co-Chief Executive Officers and
the Chief Financial Officer act as the Funds’ chief operating decision maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. Each Fund’s long-
term strategic asset allocation is executed by its portfolio management team and guided by each Fund’s investment objective and principal investment strategies, as described in each Fund’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of
Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
M. Recent Accounting Pronouncement
On December 14, 2023, FASB issued Accounting Standards Update (“ASU 2023-09”) which establishes new income tax disclosure requirements and modiﬁes or eliminates certain existing disclosure provisions. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Funds’ ﬁnancial statements.
N. Other
The Funds are subject to claims and suits that arise from time to time in the ordinary course of business.
Although management currently believes that resolving claims, if any, against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
Active trading markets for a Fund’s Shares may not be developed or maintained by market makers or Authorized
Participants. Authorized Participants are not obligated to make a market in a Fund’s Shares or to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads.  Trading in Shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a Fund will continue to be met.
Weighted
Average
Interest
Rate
Weighted
Average
Loan
Balance
Number
of Days
Outstanding *
Interest
Expense
Incurred
Maximum
Amount
Borrowed
During the
Period
Outstanding
Borrowings as
of 04/30/2026
US Small Cap Value
ETF ................ 4.39% $516,060 5 $315 $603,200 —

126
O. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

128
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Not applicable

129
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable

130
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Remuneration paid to directors, officers, and others is included in the Fees Paid to Officers and Trustees section of the Notes to Financial Statements above.

131
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENTS
At the Board meeting held on December 15-16, 2025 (the “Meeting”), the Board of Trustees of Dimensional
ETF Trust (the “Board”) considered the continuation of the investment management agreements (the “Management
Agreements”) for each Portfolio (collectively, the “Funds”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 24, 2025, the
Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial
Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent
Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge
Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each
Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund;
(iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance.
The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the
Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the
Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall

132
profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the
Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA-043026-016AS

DIMENSIONAL ETF TRUST
Semi-Annual Financial Statements & Other Information
Six Months Ended: April 30, 2026 (Unaudited)
Dimensional International Core Equity Market ETF
Dimensional International Core Equity 2 ETF
Dimensional International Small Cap Value ETF
Dimensional International Small Cap ETF
Dimensional International High Profitability ETF
Dimensional International Vector Equity ETF
Dimensional Emerging Core Equity Market ETF
Dimensional Emerging Markets High Profitability ETF
Dimensional Emerging Markets Value ETF
Dimensional Emerging Markets Core Equity 2 ETF
Dimensional Emerging Markets ex China Core Equity ETF
Dimensional World Equity ETF
Dimensional Global Real Estate ETF

*Blank Page*

DIMENSIONAL ETF TRUST
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)

Page
Item 7 — Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Item 8 — Changes in and Disagreements with Accountants for Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 509
Item 9 — Proxy Disclosures for Open-End Management Investment Companies . . . . . . . . . . . . . . . . . . . 510
Item 10 — Remuneration Paid to Directors, Officers, and Others of Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 512
Item 11 — Statement Regarding Basis for Approval of Investment Management Agreements . . . . . . . . . 514
i

DIMENSIONAL ETF TRUST
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
(Unaudited)
Schedules of Investments
Investment Abbreviations
Financial Highlights
All Statements, Schedules and Notes to Financial Statements
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt
NYS New York Registry Shares
NVDR Non-Voting Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Investment Footnotes
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of April 30, 2026.
† See Note B to Financial Statements.
# Total or Partial Securities on Loan
§ Affiliated Fund
@ Security purchased with cash collateral received from Securities on Loan
(a) Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c) Not annualized for periods less than one year
(d) Annualized for periods less than one year
(e) Excludes impact of in-kind transactions
(f) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(g) Represents the combined ratios for the respective Fund and its respective pro-rata share of its Underlying Funds.
— Amounts designated as — are either zero or rounded to zero
SEC Securities and Exchange Commission
Ʊ Commencement of operations

Dimensional International Core Equity Market ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value †
COMMON STOCKS — (97.2%)
AUSTRALIA — (5.9%)
*29Metals, Ltd. 766,804 $ 132,310
Accent Group, Ltd. 315,103 139,324
#Adairs, Ltd., Class B 184,975 172,884
*Aeris Resources, Ltd. 44,629 12,353
AGL Energy, Ltd. 462,511 3,185,557
*AIC Mines, Ltd. 140,327 60,533
#*Alkane Resources, Ltd. 448,277 483,432
*Alkane Resources, Ltd. 165,060 180,692
ALS, Ltd., Registered 297,656 4,553,907
Amotiv, Ltd. 106,267 491,255
AMP, Ltd. 1,896,336 1,990,517
*Amplitude Energy, Ltd. 334,679 422,283
Ampol, Ltd. 158,834 4,016,185
Ansell, Ltd. 111,298 2,114,064
#*Antipa Minerals, Ltd. 81,522 38,097
ANZ Group Holdings, Ltd. 1,432,936 37,757,099
APA Group 879,354 6,537,055
#*Appen, Ltd. 182,838 147,883
*Arafura Rare Earths, Ltd. 112,633 29,152
ARB Corp., Ltd. 73,269 979,786
Aristocrat Leisure, Ltd. 310,576 10,557,065
ARN Media, Ltd. 956 192
ASX, Ltd. 113,113 4,944,404
Atlas Arteria, Ltd., Class B 606,052 2,091,457
#AUB Group, Ltd. 68,586 1,267,262
*Aurelia Metals, Ltd. 1,178,546 245,721
Aurizon Holdings, Ltd. 1,579,920 4,736,625
*Ausgold, Ltd. 28,564 18,585
Aussie Broadband, Ltd. 217,124 830,457
*Austal, Ltd. 237,478 703,426
Austin Engineering, Ltd. 401 53
#*Australian Agricultural Co.,
Ltd. 10,802 10,135
#Australian Clinical Labs, Ltd. 164,457 223,466
#Australian Ethical Investment,
Ltd. 15,548 45,048
#*Australian Strategic
Materials, Ltd. 3,775 4,207
*Baby Bunting Group, Ltd. 26,488 27,518
Bank of Queensland, Ltd. 432,038 2,084,214
#Bapcor, Ltd. 414,715 168,460
#Beach Energy, Ltd. 1,276,678 1,078,492
#Beacon Lighting Group, Ltd. 77 86
Bega Cheese, Ltd. 225,777 892,771
*Bellevue Gold, Ltd. 1,188,810 1,269,220
Bendigo & Adelaide Bank, Ltd. 449,652 3,455,828
BHP Group, Ltd. 2,289,623 88,429,635
#BHP Group, Ltd., Sponsored
ADR 402,711 31,934,982
#*Black Cat Syndicate, Ltd. 541,765 430,399
BlueScope Steel, Ltd. 272,977 5,846,479
#*Boss Energy, Ltd. 273,211 273,030
Brambles, Ltd. 947,443 15,414,715
#Bravura Solutions, Ltd. 223,265 340,294
Shares Value †
AUSTRALIA — (Continued)
#Breville Group, Ltd. 54,048 $ 1,163,401
Capral, Ltd. 12 105
#Capricorn Metals, Ltd. 280,347 2,283,619
#CAR Group, Ltd. 238,757 4,354,862
*Catalyst Metals, Ltd. 91,698 340,838
#*Catapult Sports, Ltd. 92,490 216,776
Cedar Woods Properties, Ltd. 27,134 144,749
*Cettire, Ltd. 44,160 7,302
Challenger, Ltd. 488,180 2,997,338
#Champion Iron, Ltd. 340,241 1,142,356
#*Chrysos Corp., Ltd. 25,726 138,903
Cleanaway Waste
Management, Ltd. 1,690,036 2,697,409
*ClearView Wealth, Ltd. 180 82
#Clinuvel Pharmaceuticals,
Ltd. 20,079 131,654
Cochlear, Ltd. 37,365 2,525,170
Codan, Ltd. 57,406 1,720,215
Coles Group, Ltd. 903,071 14,355,175
Collins Foods, Ltd. 124,545 735,135
Commonwealth Bank of
Australia 680,120 84,914,761
Computershare, Ltd. 329,276 7,144,588
#*<Corporate Travel
Management, Ltd. 61,818 133,776
CSL, Ltd. 174,032 15,561,182
Dalrymple Bay Infrastructure,
Ltd. 226,999 884,547
#Data#3, Ltd. 135,244 780,785
*Develop Global, Ltd. 157,101 595,234
Dicker Data, Ltd. 97,739 623,289
Domino's Pizza Enterprises,
Ltd., Class B 60,688 718,612
Downer EDI, Ltd. 482,391 2,569,894
*DUG Technology, Ltd. 11,277 17,269
Dyno Nobel, Ltd. 1,438,543 3,381,960
#Eagers Automotive, Ltd. 97,955 1,690,191
#Elders, Ltd. 131,485 674,951
#*Emeco Holdings, Ltd. 174,655 141,892
*Emerald Resources NL 296,350 1,231,489
*EML Payments, Ltd. 261,076 78,834
#Endeavour Group, Ltd. 1,184,459 2,852,743
Energy One, Ltd. 928 9,674
EQT Holdings, Ltd. 8,826 123,863
Euroz Hartleys Group, Ltd. 11,403 9,141
Evolution Mining, Ltd. 1,259,602 10,776,510
#EVT, Ltd. 67,126 577,674
Experience Co., Ltd. 228 15
Fiducian Group, Ltd. 12 77
#Finbar Group, Ltd. 100 53
FleetPartners Group, Ltd. 163,206 274,568
#Fleetwood, Ltd. 33,558 40,291
#Flight Centre Travel Group,
Ltd. 148,103 1,085,015
Fortescue, Ltd. 1,041,218 14,709,641

Dimensional International Core Equity Market ETF
continued
Shares Value †
AUSTRALIA — (Continued)
G8 Education, Ltd. 113,167 $ 13,831
*Genesis Minerals, Ltd. 661,510 2,763,188
GenusPlus Group, Ltd. 17,736 118,969
GR Engineering Services, Ltd. 46,631 151,534
GrainCorp, Ltd., Class A 187,265 832,038
*Grange Resources, Ltd. 309,286 40,025
*Greatland Resources, Ltd. 107,108 1,029,559
GWA Group, Ltd. 152,422 219,167
#Hansen Technologies, Ltd. 131,191 473,484
Harvey Norman Holdings, Ltd. 378,090 1,223,223
Healius, Ltd. 397,897 144,464
Helia Group, Ltd. 344,256 1,326,613
HUB24, Ltd., Registered 51,403 3,079,553
IDP Education, Ltd. 58,780 139,035
*IGO, Ltd. 414,732 2,215,410
Iluka Resources, Ltd. 478,232 2,778,100
Imdex, Ltd. 458,377 1,321,494
#Inghams Group, Ltd. 345,514 468,247
Insurance Australia Group, Ltd. 1,810,229 9,773,977
#Integral Diagnostics, Ltd. 224,729 360,298
#IPH, Ltd. 243,297 634,952
IRESS, Ltd. 163,811 790,248
IVE Group, Ltd. 9,314 17,343
JB Hi-Fi, Ltd. 75,544 4,180,957
*Judo Capital Holdings, Ltd. 839,375 859,941
Jupiter Mines, Ltd. 611,369 120,874
Karoon Energy, Ltd. 773,265 1,217,504
Kelsian Group, Ltd. 50,828 140,324
Kingsgate Consolidated, Ltd. 87,275 385,889
#Kogan.com, Ltd. 50,739 134,606
L1 Group, Ltd. 357,187 287,615
Lendlease Corp., Ltd. 398,212 959,085
#*Liontown, Ltd. 43,761 73,935
Lottery Corp., Ltd. (The) 1,511,298 5,997,732
Lovisa Holdings, Ltd. 39,765 676,130
#*Lynas Rare Earths, Ltd. 477,168 6,521,557
#Maas Group Holdings, Ltd. 113,810 359,205
Macmahon Holdings, Ltd. 1,204,261 632,035
Macquarie Group, Ltd. 143,181 24,199,084
#*Macquarie Technology
Group, Ltd. 3,814 191,945
#Mader Group, Ltd. 12,516 67,668
#Magellan Financial Group,
Ltd. 158,057 1,159,076
*Maritana Minerals, Ltd. 54,840 29,767
*Mayne Pharma Group, Ltd. 31,601 64,523
McMillan Shakespeare, Ltd. 45,930 520,746
Medibank Pvt., Ltd. 1,683,804 5,677,566
#*Megaport, Ltd. 56,874 374,548
#*Mesoblast, Ltd. 415,650 633,522
Metcash, Ltd. 970,144 1,897,156
*Metro Mining, Ltd. 40,702 37,603
*Mineral Resources, Ltd. 96,837 4,435,543
Monadelphous Group, Ltd. 74,859 1,504,801
Monash IVF Group, Ltd. 98,498 51,695
Myer Holdings, Ltd. 167,411 31,294
MyState, Ltd. 126,846 420,412
#*Nanosonics, Ltd. 45,786 114,225
Shares Value †
AUSTRALIA — (Continued)
National Australia Bank, Ltd. 1,503,489 $ 43,107,541
Netwealth Group, Ltd. 95,804 1,622,769
#*Neuren Pharmaceuticals,
Ltd. 57,101 511,517
#New Hope Corp., Ltd. 453,141 1,785,302
#*NEXTDC, Ltd. 467,077 4,781,854
#NIB Holdings, Ltd. 349,708 1,671,957
#Nick Scali, Ltd. 64,002 685,151
*Nickel Industries, Ltd. 1,532,823 1,140,592
#Nine Entertainment Co.
Holdings, Ltd. 669,370 457,181
Northern Star Resources, Ltd. 935,265 14,120,557
NRW Holdings, Ltd. 343,626 1,511,943
*Nufarm, Ltd. 176,996 310,493
*Nuix, Ltd. 94,008 101,718
#Objective Corp., Ltd. 9,604 78,853
*OFX Group, Ltd. 47,390 17,035
OM Holdings, Ltd. 260 50
*Omni Bridgeway, Ltd. 74,878 88,556
oOh!media, Ltd. 525,016 441,628
#*Ora Banda Mining, Ltd. 624,732 592,878
Orica, Ltd. 411,108 6,209,832
Origin Energy, Ltd., Class B 1,041,269 9,058,289
Orora, Ltd. 381,212 359,034
*Paladin Energy, Ltd. 80,936 670,335
*Pantoro Gold, Ltd. 312,661 730,558
Peet, Ltd. 280 360
Perenti, Ltd. 875,155 1,164,004
Perpetual, Ltd. 91,247 1,087,024
Perseus Mining, Ltd. 1,006,853 3,930,644
*PEXA Group, Ltd. 81,290 733,464
*Pilbara Gold, Ltd. 18,304 9,672
#Pinnacle Investment
Management Group, Ltd. 12,224 130,245
#*PLS Group, Ltd. 1,500,243 6,493,158
*<PPK Mining Equipment
Group 8 –
Praemium, Ltd. 58,915 28,803
Premier Investments, Ltd. 59,850 528,827
Pro Medicus, Ltd. 24,335 2,351,411
#Propel Funeral Partners, Ltd. 28,759 78,363
#PWR Holdings, Ltd. 54,060 336,194
Qantas Airways, Ltd., Class B 532,627 3,220,453
QBE Insurance Group, Ltd. 1,250,074 20,077,828
*Qoria, Ltd. 128,071 27,163
Qube Holdings, Ltd., Class B 857,180 3,105,993
Ramelius Resources, Ltd. 1,059,049 2,558,310
#Ramsay Health Care, Ltd. 128,888 3,612,037
#REA Group, Ltd. 31,906 3,896,151
#Reece, Ltd. 43,463 428,405
Regis Healthcare, Ltd. 150,962 719,580
Regis Resources, Ltd. 674,270 3,354,577
Reliance Worldwide Corp., Ltd. 425,402 993,987
*Resolute Mining, Ltd. 1,881,548 1,569,174
Ridley Corp., Ltd. 182,578 366,227
Rio Tinto, Ltd. 222,634 26,794,447
*Sandfire Resources, Ltd. 403,411 4,730,418
Santos, Ltd. 2,788,414 16,037,811

Dimensional International Core Equity Market ETF
continued
Shares Value †
AUSTRALIA — (Continued)
SEEK, Ltd. 198,149 $ 1,971,632
*Select Harvests, Ltd. 125,142 342,788
Servcorp, Ltd. 15,630 72,817
Service Stream, Ltd. 506,915 710,669
SGH, Ltd. 140,656 3,917,561
Shaver Shop Group, Ltd. 14,012 13,952
Sigma Healthcare, Ltd. 1,496,642 3,002,064
Sims, Ltd. 132,078 1,963,717
#*SiteMinder, Ltd. 83,751 183,046
SKS Technologies Group, Ltd. 4,151 19,936
SmartGroup Corp., Ltd. 116,729 756,978
Sonic Healthcare, Ltd. 257,624 3,661,768
South32, Ltd. 2,986,452 8,652,835
Southern Cross Electrical
Engineering, Ltd. 233,724 636,855
SRG Global, Ltd. 599,925 1,242,188
*St. Barbara, Ltd. 1,023,453 452,523
Stanmore Resources, Ltd. 333,199 558,158
Steadfast Group, Ltd. 716,207 2,183,244
Suncorp Group, Ltd. 826,102 10,162,055
Super Retail Group, Ltd. 118,980 1,011,944
*Superloop, Ltd. 441,414 1,066,309
Supply Network, Ltd. 3,620 82,450
#*Syrah Resources, Ltd. 515,422 42,615
Tabcorp Holdings, Ltd. 1,771,135 1,432,524
#Tasmea, Ltd. 750 2,982
Technology One, Ltd. 195,724 3,938,627
#*Telix Pharmaceuticals, Ltd. 51,734 557,911
Telstra Group, Ltd. 2,290,035 8,758,941
*Temple & Webster Group,
Ltd. 25,306 102,613
*<Ten Sixty Four, Ltd. 192 15
TPG Telecom, Ltd. 262,575 790,980
Transurban Group 1,498,018 15,077,971
#Treasury Wine Estates, Ltd.,
Class B 96,248 299,625
#*Tuas, Ltd. 50,420 214,234
#*Tyro Payments, Ltd. 426,115 223,639
Vault Minerals, Ltd. 894,772 2,888,395
Ventia Services Group Pty,
Ltd. 571,183 2,176,451
ΩViva Energy Group, Ltd. 904,431 1,599,589
#Washington H Soul Pattinson
& Co., Ltd. 36,105 1,094,634
*WEB Travel Group, Ltd. 217,163 413,742
#Webjet Group, Ltd. 291,603 110,065
Wesfarmers, Ltd. 611,986 32,083,814
*West African Resources, Ltd. 837,224 1,775,667
Westgold Resources, Ltd. 764,525 2,940,650
Westgold Resources, Ltd. 126,346 494,765
Westpac Banking Corp. 1,719,617 47,598,176
Whitehaven Coal, Ltd. 741,844 4,485,454
*Wildcat Resources, Ltd. 67,296 28,304
#WiseTech Global, Ltd. 47,228 1,450,536
Woodside Energy Group, Ltd. 1,225,919 29,570,056
#Woodside Energy Group,
Ltd., Sponsored ADR 44,774 1,067,860
Woolworths Group, Ltd. 665,083 16,443,939
Worley, Ltd. 374,155 3,179,559
Shares Value †
AUSTRALIA — (Continued)
#*Xero, Ltd. 76,360 $ 4,394,109
#XRF Scientific, Ltd. 13,392 17,475
#Yancoal Australia, Ltd. 320,355 1,759,636
TOTAL AUSTRALIA 949,300,912
AUSTRIA — (0.4%)
#Agrana Beteiligungs AG 12 168
ANDRITZ AG 45,393 3,849,843
*AT&S Austria Technologie &
Systemtechnik AG 25,478 2,803,393
ΩBAWAG Group AG 60,756 10,383,996
CA Immobilien Anlagen AG 28,747 917,228
DO & CO AG 6,936 1,407,573
Erste Group Bank AG 158,184 17,479,510
*Eurotelesites AG 4,729 26,073
#EVN AG 8,480 287,978
*FACC AG 12,103 186,554
Frequentis AG 1,056 90,800
*Kapsch TrafficCom AG 4 25
#*Lenzing AG 13,141 358,400
Mayr Melnhof Karton AG 812 76,201
OMV AG 117,389 8,282,831
Palfinger AG 14,226 584,072
Porr AG 20,001 915,023
Raiffeisen Bank International
AG, Class V 13,669 743,996
SBO AG 7,154 310,084
Strabag SE, Class BR 4,341 457,789
Telekom Austria AG, Class A 45,748 519,473
UNIQA Insurance Group AG 50,486 965,327
#Verbund AG 34,023 2,560,266
Vienna Insurance Group AG
Wiener Versicherung Gruppe 17,432 1,308,709
voestalpine AG 85,403 4,397,982
Wienerberger AG 96,069 2,776,769
TOTAL AUSTRIA 61,690,063
BELGIUM — (0.9%)
Ackermans & van Haaren NV 15,182 4,990,142
Ageas SA/NV, Class B 114,519 8,960,230
Anheuser-Busch InBev SA/NV 545,547 41,212,963
*Argenx SE 7,423 5,816,634
*Argenx SE, Sponsored ADR 12,421 9,709,744
#Azelis Group NV 25,950 343,370
Barco NV 38,989 435,635
Bekaert SA 30,542 1,502,952
*bpost SA 69,849 148,305
Cie d'Entreprises CFE 60 799
CMB Tech NV 47,874 659,225
CMB. Tech NV 53,330 730,359
Colruyt Group NV 27,084 1,043,354
Deceuninck NV 9,677 24,292
Deme Group NV 3,437 782,163
#D'ieteren Group 13,977 2,879,084
Econocom Group SA/NV 14,585 24,209
#*Elia Group SA/NV, Class B 29,792 4,941,569
EVS Broadcast Equipment SA 5,969 262,572
Fagron 52,749 1,485,051
Ion Beam Applications 1,459 22,899
Jensen-Group NV 8 644

Dimensional International Core Equity Market ETF
continued
Shares Value †
BELGIUM — (Continued)
KBC Group NV 158,234 $ 21,021,022
Kinepolis Group NV 5,468 196,275
Lotus Bakeries NV 190 2,286,740
Melexis NV 14,920 1,248,759
#*Ontex Group NV 5,231 17,857
*Onward Medical NV 10,879 33,946
*Orange Belgium SA 32 788
Proximus SADP 159,296 1,216,471
#Recticel SA 21,717 257,298
Sipef NV 633 75,442
Solvay SA, Class A 52,239 1,709,680
#Syensqo SA 48,300 3,192,691
Tessenderlo Group SA 18,034 451,654
UCB SA 89,071 24,156,831
Umicore SA 77,187 1,555,547
Van de Velde NV 4 153
VGP NV 12,022 1,231,138
Viohalco SA 36 617
TOTAL BELGIUM 144,629,104
CANADA — (12.3%)
*5N Plus, Inc. 74,743 1,799,521
Acadian Timber Corp. 8 101
*ACT Energy Technologies,
Ltd. 5,400 26,938
ADENTRA, Inc. 15,541 389,467
ADF Group, Inc. 10,590 79,516
*Advantage Energy, Ltd. 199,179 1,511,659
Aecon Group, Inc. 50,830 1,865,746
#AGF Management, Ltd.,
Class B 53,289 634,253
Agnico Eagle Mines, Ltd. 59,926 11,245,976
Agnico Eagle Mines, Ltd. 197,833 37,234,149
*Air Canada 112,029 1,535,039
AirBoss of America Corp. 3,400 17,361
Alamos Gold, Inc., Class A 3,317 132,085
Alamos Gold, Inc., Class B 372,333 14,870,980
Algoma Central Corp. 16 260
Algoma Steel Group, Inc. 93,615 438,122
Algonquin Power & Utilities
Corp. 257,679 1,618,224
Algonquin Power & Utilities
Corp. 105,588 660,943
Alimentation Couche-Tard, Inc. 465,192 27,465,160
*Allied Gold Corp. 7,908 237,281
AltaGas, Ltd. 221,649 8,290,464
Altius Minerals Corp. 29,271 1,059,571
#Altus Group, Ltd. 25,129 833,756
Amerigo Resources, Ltd. 84,232 355,221
ARC Resources, Ltd. 562,864 13,324,133
*Aritzia, Inc., Class B 59,265 6,242,615
Atco, Ltd., Class I 51,866 2,595,396
#*Athabasca Oil Corp. 507,933 4,463,213
AtkinsRealis Group, Inc. 98,007 6,749,097
#*ATS Corp. 52,586 1,702,641
*ATS Corp. 3,009 97,642
*Avino Silver & Gold Mines,
Ltd. 11,024 71,031
Shares Value †
CANADA — (Continued)
#*Avino Silver & Gold Mines,
Ltd. 40,536 $ 261,052
B2Gold Corp. 523,164 2,354,238
B2Gold Corp. 616,172 2,779,587
Badger Infrastructure
Solutions, Ltd. 25,542 1,232,907
Bank of Montreal 121,842 18,532,168
Bank of Montreal 261,375 39,719,936
Bank of Nova Scotia (The) 112,169 8,709,147
#Bank of Nova Scotia (The) 577,801 44,952,918
Barrick Mining Corp. 819,391 32,234,842
Barrick Mining Corp. 208,653 8,181,479
#*Bausch Health Cos., Inc. 57,668 330,052
*Bausch Health Cos., Inc. 42,165 241,184
Baytex Energy Corp. 756,367 3,828,792
#BCE, Inc. 64,366 1,530,623
Birchcliff Energy, Ltd. 314,435 1,485,429
Bird Construction, Inc. 48,632 1,789,712
Black Diamond Group, Ltd. 29,635 369,050
#*BlackBerry, Ltd. 205,879 1,111,756
#*BlackBerry, Ltd. 85,220 460,188
*Bombardier, Inc., Class A 900 191,360
*Bombardier, Inc., Class B 56,492 11,979,907
#Boralex, Inc., Class A 70,562 1,905,708
BOYD GROUP, Inc. 10,835 1,336,643
Brookfield Corp., ADR 621,176 28,027,461
Brookfield Corp., Class A 139,963 6,308,670
Brookfield Infrastructure Corp. 50,929 1,884,373
#Brookfield Infrastructure
Corp. 22,427 827,975
Brookfield Renewable Corp. 31,928 1,156,455
#Brookfield Renewable Corp. 55,920 2,027,659
*Brookfield Wealth Solutions,
Ltd. 1,880 84,739
BRP, Inc. 10,902 609,967
BRP, Inc. 7,568 422,632
#*CAE, Inc. 143,303 3,741,641
#*CAE, Inc. 74,071 1,931,908
#Calian Group, Ltd. 10,608 550,936
Cameco Corp. 88,089 10,838,471
Cameco Corp. 35,053 4,300,309
Canaccord Genuity Group, Inc. 57,179 497,811
*Canada Goose Holdings, Inc. 17,791 202,462
*Canada Goose Holdings, Inc. 16,985 193,048
Canada Packers, Inc. 9,739 131,657
#Canadian Imperial Bank of
Commerce 161,566 18,004,915
Canadian Imperial Bank of
Commerce 319,180 35,543,393
Canadian National Railway Co. 241,553 27,085,338
#Canadian National Railway
Co. 50,466 5,656,893
Canadian Natural Resources,
Ltd. 1,148,852 54,788,752
Canadian Natural Resources,
Ltd., Class A 168,373 8,020,943
Canadian Pacific Kansas City,
Ltd. 109,103 9,469,861

Dimensional International Core Equity Market ETF
continued
Shares Value †
CANADA — (Continued)
#Canadian Pacific Kansas
City, Ltd., Class A 271,779 $ 23,633,902
Canadian Tire Corp., Ltd.,
Class A 43,050 5,975,002
Canadian Utilities, Ltd., Class
A 89,210 3,178,160
#*Canfor Corp. 54,316 482,862
Capital Power Corp. 114,537 5,468,929
*Capstone Copper Corp. 533,485 4,436,889
Cardinal Energy, Ltd. 150,238 1,369,814
Cascades, Inc. 60,552 478,686
CCL Industries, Inc., Class B 115,921 7,305,638
*Celestica, Inc. 15,305 6,270,878
*Celestica, Inc. 56,090 22,973,903
#Cenovus Energy, Inc. 442,921 12,931,952
Cenovus Energy, Inc. 562,890 16,458,904
Centerra Gold, Inc. 210,174 3,650,366
CES Energy Solutions Corp. 210,107 2,985,430
CGI, Inc. 96,819 6,335,835
CGI, Inc. 12,142 793,142
*Cineplex, Inc. 16,014 133,774
Cogeco Communications, Inc. 19,072 881,928
Cogeco, Inc. 4,306 199,719
*Colabor Group, Inc. 68 2
Colliers International Group,
Inc. 20,855 2,181,016
#Colliers International Group,
Inc., Class B 5,156 537,912
Computer Modelling Group,
Ltd. 34,437 102,722
Constellation Software, Inc. 8,650 15,721,952
Corby Spirit and Wine, Ltd. 8 86
*Cronos Group, Inc. 15,455 41,265
#*Cronos Group, Inc. 155,114 412,543
*D-BOX Technologies, Inc. 51,500 31,026
Definity Financial Corp. 55,874 2,842,756
*Descartes Systems Group,
Inc. (The) 22,037 1,589,088
*Descartes Systems Group,
Inc. (The) 9,365 674,354
Dexterra Group, Inc. 2,648 22,821
Dollarama, Inc. 185,410 23,647,914
Doman Building Materials
Group, Ltd. 56,996 431,312
DPM Metals, Inc. 146,344 4,903,938
DREAM Unlimited Corp.,
Class A 17,356 235,902
Dynacor Group, Inc. 40 171
E-L Financial Corp., Ltd. 3,100 38,833
Eldorado Gold Corp. 95,465 2,968,007
Eldorado Gold Corp., Class B 61,890 1,908,400
#*Electrovaya, Inc. 1,435 13,288
Element Fleet Management
Corp. 272,243 6,486,548
Emera, Inc. 6,108 326,289
Emera, Inc. 189,860 10,108,849
Empire Co., Ltd., Class A 108,909 3,720,717
#Enbridge, Inc. 877,413 48,626,228
Enbridge, Inc. 138,338 7,657,325
Shares Value †
CANADA — (Continued)
#*Endeavour Silver Corp. 18,387 $ 169,712
Enerflex, Ltd. 161,726 4,330,992
Enerflex, Ltd. 552 14,805
Enghouse Systems, Ltd. 22,396 278,901
*Ensign Energy Services, Inc. 37,160 104,565
#EQB, Inc. 21,398 1,938,098
#Equinox Gold Corp. 339,769 4,743,175
Equinox Gold Corp. 133,056 1,855,413
*ERO Copper Corp. 9,307 240,586
*ERO Copper Corp. 67,969 1,753,282
Evertz Technologies, Ltd. 8 94
Exchange Income Corp. 25,411 1,867,879
Exco Technologies, Ltd. 16 87
Extendicare, Inc. 59,928 1,319,992
Fairfax Financial Holdings, Ltd. 16,281 28,117,889
Fiera Capital Corp., Class A 30,612 129,546
Finning International, Inc. 113,502 8,295,628
*Firan Technology Group
Corp. 5,200 76,218
#First Majestic Silver Corp. 91,225 1,798,045
First Majestic Silver Corp. 131,005 2,575,633
*First Quantum Minerals, Ltd. 449,805 10,991,488
FirstService Corp., Class WI 4,389 586,909
FirstService Corp., Class WI 17,424 2,331,505
Fortis, Inc. 111,347 6,354,739
Fortis, Inc. 220,134 12,593,866
*Fortuna Mining Corp. 200,651 1,931,179
#*Fortuna Mining Corp. 261,034 2,518,978
Franco-Nevada Corp. 23,259 5,355,158
#Franco-Nevada Corp. 57,738 13,299,371
Frontera Energy Corp. 2,443 26,367
Gamehost, Inc. 20 197
George Weston, Ltd. 127,047 9,150,259
GFL Environmental, Inc. 77,091 3,092,120
GFL Environmental, Inc. 44,946 1,799,689
Gibson Energy, Inc. 156,735 3,425,807
#Gildan Activewear, Inc. 33,254 2,059,593
#Gildan Activewear, Inc.,
Class A 80,342 4,980,401
*GoGold Resources, Inc. 309,790 596,319
#Great-West Lifeco, Inc. 135,537 7,227,445
*Greenfire Resources, Ltd. 3,600 24,175
Hammond Power Solutions,
Inc., Class A 8,333 1,770,372
Headwater Exploration, Inc. 240,590 2,372,139
High Liner Foods, Inc. 8 81
Hudbay Minerals, Inc. 297,458 6,874,254
Hudbay Minerals, Inc., Class A 39,506 911,967
ΩHydro One, Ltd., Class R 211,689 9,076,607
#*i-80 Gold Corp. 20,931 31,397
*i-80 Gold Corp. 56,200 84,645
iA Financial Corp., Inc. 76,222 9,789,971
*IAMGOLD Corp. 355,789 6,002,160
*IAMGOLD Corp. 143,941 2,417,524
*Imperial Metals Corp. 29,194 144,780
#Imperial Oil, Ltd. 70,638 9,466,905
#Imperial Oil, Ltd. 63,404 8,476,226

Dimensional International Core Equity Market ETF
continued
Shares Value †
CANADA — (Continued)
Information Services Corp.,
Class A 12 $ 401
Intact Financial Corp. 147,240 28,314,303
*Interfor Corp. 12,692 91,103
*Ivanhoe Mines, Ltd., Class A 391,234 3,161,835
ΩJamieson Wellness, Inc. 30,024 745,802
*Journey Energy, Inc. 4,700 19,924
*K92 Mining, Inc. 166,774 3,058,320
K-Bro Linen, Inc. 2,409 67,097
*Kelt Exploration, Ltd. 144,266 1,065,222
Keyera Corp. 166,337 6,413,464
*Kinaxis, Inc. 7,182 740,520
Kinross Gold Corp. 223,118 6,745,504
Kinross Gold Corp. 661,963 20,017,761
*Knight Therapeutics, Inc. 16,000 88,164
*Kolibri Global Energy, Inc.,
Class R 10,436 59,882
Lassonde Industries, Inc.,
Class A 4 657
Laurentian Bank of Canada 36,676 1,085,109
Leon's Furniture, Ltd. 17,067 329,152
*Lightspeed Commerce, Inc. 26,990 249,658
*Lightspeed Commerce, Inc. 106,338 983,613
Linamar Corp. 39,054 2,607,904
Loblaw Cos., Ltd. 316,616 14,566,523
*Lucara Diamond Corp. 280 49
Lundin Gold, Inc. 84,271 5,652,119
Lundin Mining Corp.,
Registered 513,550 13,152,857
Magellan Aerospace Corp. 3,916 72,100
Magna International, Inc. 137,766 8,771,561
#Magna International, Inc. 118,319 7,515,008
Mainstreet Equity Corp. 1,600 213,463
#*Major Drilling Group
International, Inc. 62,972 724,981
Manulife Financial Corp. 439,351 17,240,274
Manulife Financial Corp. 499,043 19,607,399
Maple Leaf Foods, Inc. 72,607 1,530,983
Martinrea International, Inc. 59,651 440,009
*Mattr Corp. 12,118 84,846
*MDA Space, Ltd. 105,941 3,233,259
Medical Facilities Corp. 5,924 74,730
Melcor Developments, Ltd. 12 164
#Meren Energy, Inc. 37,418 68,453
Methanex Corp. 53,690 3,518,843
Metro, Inc., Class A 137,838 9,221,606
#Morguard Corp. 4 354
MTY Food Group, Inc. 12,714 379,150
Mullen Group, Ltd. 80,942 1,222,664
National Bank of Canada 222,855 33,571,515
Neo Performance Materials,
Inc. 32,060 595,928
*NFI Group, Inc. 36,244 579,435
North American Construction
Group, Ltd. 25,155 368,888
North West Co., Inc. (The) 42,176 1,576,603
Northland Power, Inc. 189,635 3,254,628
Nutrien, Ltd. 268,224 20,385,024
Nutrien, Ltd. 89,415 6,782,822
Shares Value †
CANADA — (Continued)
#*Obsidian Energy, Ltd. 26,062 $ 371,083
#*Obsidian Energy, Ltd. 36,236 517,450
OceanaGold Corp. 173,554 5,363,075
#Open Text Corp. 117,914 2,671,931
#Open Text Corp. 34,569 782,000
OR Royalties, Inc. 10,539 387,382
OR Royalties, Inc. 55,040 2,031,526
*Organigram Global, Inc. 80,924 113,559
Orla Mining, Ltd. 63,561 831,229
*Orvana Minerals Corp. 16,800 20,983
Pan American Silver Corp. 141,575 7,393,396
Pan American Silver Corp. 181,174 9,473,588
Paramount Resources, Ltd.,
Class A 71,702 1,619,366
Parex Resources, Inc. 86,128 1,811,023
Pason Systems, Inc. 55,856 573,292
Pembina Pipeline Corp. 287,049 13,353,519
#Pembina Pipeline Corp. 148,467 6,897,045
Pet Valu Holdings, Ltd. 53,132 830,297
Peyto Exploration &
Development Corp. 215,077 4,110,023
PHX Energy Services Corp. 21,169 191,456
Pizza Pizza Royalty Corp. 24,613 282,097
Polaris Renewable Energy,
Inc. 17,020 160,309
Pollard Banknote, Ltd. 4 52
*Precision Drilling Corp. 8,905 828,935
*Precision Drilling Corp. 8,484 791,812
Premium Brands Holdings
Corp. 29,846 1,869,349
Quebecor, Inc., Class B 109,704 4,608,680
RB Global, Inc. 29,683 3,095,005
RB Global, Inc. 85,714 8,939,970
Restaurant Brands
International, Inc. 50,587 4,073,794
#Restaurant Brands
International, Inc. 184,031 14,847,621
Richelieu Hardware, Ltd. 37,866 1,105,016
Rogers Communications, Inc.,
Class B 114,424 4,168,466
Rogers Communications, Inc.,
Class B 212,671 7,726,531
Rogers Sugar, Inc. 82,477 398,115
Royal Bank of Canada 566,703 101,720,087
Royal Bank of Canada 238,817 42,979,896
Russel Metals, Inc. 73,341 2,848,827
Saputo, Inc. 156,726 4,735,979
#*Saturn Oil & Gas, Inc. 6,700 33,178
Savaria Corp. 42,691 937,188
#Secure Waste Infrastructure
Corp. 180,139 3,063,859
*Shopify, Inc., Class A 226,573 27,444,787
*Shopify, Inc., Class A 163,865 19,850,166
Sienna Senior Living, Inc. 75,768 1,302,602
South Bow Corp. 53,519 1,828,399
South Bow Corp. 96,626 3,308,474
*Spartan Delta Corp. 10,132 103,843
ΩSpin Master Corp. 3,021 45,811
#Sprott, Inc. 13,331 1,737,604

Dimensional International Core Equity Market ETF
continued
Shares Value †
CANADA — (Continued)
Sprott, Inc. 5,702 $ 743,541
*SSR Mining, Inc. 134,622 3,869,233
*SSR Mining, Inc. 47,516 1,368,936
Stantec, Inc. 47,538 4,340,219
Stantec, Inc. 34,044 3,103,004
Stella-Jones, Inc. 42,048 2,596,837
*Steppe Gold, Ltd. 18,100 17,420
StorageVault Canada, Inc.,
Class B 120,237 388,688
Sun Life Financial, Inc. 261,990 18,838,411
#Sun Life Financial, Inc. 157,322 11,339,770
Suncor Energy, Inc. 763,115 52,242,853
Suncor Energy, Inc. 135,526 9,268,063
*SunOpta, Inc. 15,662 101,606
Superior Plus Corp. 215,713 1,188,632
Surge Energy, Inc. 100,583 739,722
Tamarack Valley Energy, Ltd. 607,958 5,690,533
*Taseko Mines, Ltd. 102,402 733,198
#*Taseko Mines, Ltd. 127,191 910,176
TC Energy Corp. 293,868 19,668,585
#TC Energy Corp. 131,459 8,796,771
Teck Resources, Ltd., Class B 71,789 4,182,549
Teck Resources, Ltd., Class B 229,049 13,383,333
TELUS Corp. 726 9,073
TerraVest Industries, Inc. 6,472 658,850
TFI International, Inc. 34,366 4,920,524
TFI International, Inc. 13,876 1,981,441
*Thomson Reuters Corp. 40,073 3,834,585
*Thomson Reuters Corp. 12,784 1,220,449
*Tidewater Midstream and
Infrastructure, Ltd. 10 104
*Tilray Brands, Inc. 980 6,098
#*Tilray Brands, Inc. 3,558 22,202
TMX Group, Ltd. 142,046 5,781,609
Torex Gold Resources, Inc. 75,809 3,115,683
Toromont Industries, Ltd. 54,764 8,498,459
Toronto-Dominion Bank (The) 672,453 72,423,188
Toronto-Dominion Bank (The) 214,669 23,078,771
Total Energy Services, Inc. 36,971 638,864
Tourmaline Oil Corp. 318,239 15,384,708
TransAlta Corp. 120,400 1,502,592
TransAlta Corp., Class A 73,258 911,217
Transcontinental, Inc., Class A 73,327 286,067
Trican Well Service, Ltd. 194,692 1,031,320
Triple Flag Precious Metals
Corp. 22,598 719,895
Triple Flag Precious Metals
Corp. 1,750 55,843
*Trisura Group, Ltd. 33,765 1,091,514
*Valeura Energy, Inc. 37,205 366,829
Vecima Networks, Inc. 4 37
Vermilion Energy, Inc. 24,742 333,383
Vermilion Energy, Inc. 135,440 1,824,377
VersaBank 16 285
*<Victoria Gold Corp. 2,045 135
*Vitalhub Corp. 5,600 32,997
Wajax Corp. 14,268 354,525
Waste Connections, Inc. 37,381 6,145,304
Shares Value †
CANADA — (Continued)
Waste Connections, Inc. 106,744 $ 17,582,872
#*Well Health Technologies
Corp. 198,208 629,093
*Wesdome Gold Mines, Ltd. 144,337 2,559,911
#West Fraser Timber Co., Ltd. 8,347 528,449
West Fraser Timber Co., Ltd. 22,907 1,447,360
*Western Forest Products, Inc. 4,766 51,788
Westshore Terminals
Investment Corp. 27,438 716,238
Wheaton Precious Metals
Corp. 13,406 1,689,958
Wheaton Precious Metals
Corp. 147,912 18,704,952
Whitecap Resources, Inc. 651,509 7,672,977
Whitecap Resources, Inc. 422,547 4,998,731
#Winpak, Ltd. 19,861 586,010
WSP Global, Inc. 89,874 14,922,874
Yellow Pages, Ltd. 11 109
TOTAL CANADA 1,988,192,256
CHINA — (0.0%)
China Gold International
Resources Corp., Ltd. 184 3,945
TOTAL CHINA 3,945
DENMARK — (1.5%)
#AL Sydbank 59,830 5,095,332
#ALK-Abello A/S 61,606 2,305,595
Alm Brand A/S 449,987 1,049,718
Ambu A/S, Class B 135,350 1,339,668
AP Moller - Maersk A/S, Class
A 1,435 3,365,551
AP Moller - Maersk A/S, Class
B 3,206 7,592,111
*Bang & Olufsen A/S 6,263 8,534
*Bavarian Nordic A/S 81,754 2,402,529
#Carlsberg A/S, Class B 62,729 8,490,439
#Chemometec A/S 12,735 639,739
#Coloplast A/S, Class B 51,802 3,203,216
Columbus A/S 7,659 12,144
D/S Norden A/S 18,830 887,982
Danske Bank A/S 437,865 22,497,797
#*Demant A/S 62,717 1,988,797
*DFDS A/S 21,517 461,071
#DSV A/S 92,120 22,537,954
FLSmidth & Co. A/S 34,656 2,567,877
Foroya Banki P/F 4 143
*Genmab A/S 35,497 9,417,423
#*Genmab A/S, Class S, ADR 15,280 405,226
#*GN Store Nord A/S 140,418 2,110,425
H Lundbeck A/S, Class A 1,445 8,030
H Lundbeck A/S, Class A 77,666 522,805
#*H+H International A/S, Class
B 894 14,820
ISS A/S 101,261 3,713,375
Jyske Bank A/S, Registered 30,762 4,278,603
#Matas A/S 26,132 414,331
MT Hoejgaard Holding A/S 272 14,560
Ω*Netcompany Group A/S 31,955 1,811,925
#*NKT A/S 37,299 5,495,222

Dimensional International Core Equity Market ETF
continued
Shares Value †
DENMARK — (Continued)
#Novo Nordisk A/S, Class B 1,619,078 $ 69,197,341
Novo Nordisk A/S, Class B,
Sponsored ADR 65,882 2,781,538
#Novonesis Novozymes B,
Class B 227,864 13,982,832
#*NTG Nordic Transport
Group A/S 8,514 248,867
Ω#*Orsted A/S 273,934 7,325,577
Pandora A/S 30,463 2,313,622
Per Aarsleff Holding A/S 11,657 1,355,997
Ringkjoebing Landbobank A/S 14,704 3,672,480
ROCKWOOL A/S, Class A 1,130 34,627
ROCKWOOL A/S, Class B 125,662 3,651,440
Royal Unibrew A/S 35,269 2,357,505
ΩScandinavian Tobacco
Group A/S, Class A 34,915 369,424
Schouw & Co. A/S 8,625 889,566
SJF Bank A/S 1,132 55,444
#*Solar A/S, Class B 5,124 166,507
SP Group A/S 2,044 119,365
TORM PLC, Class A 38,349 1,229,316
Tryg A/S 233,673 5,605,129
UIE PLC 2,023 121,791
#Vestas Wind Systems A/S 661,347 20,260,572
TOTAL DENMARK 250,391,882
FINLAND — (1.2%)
Aktia Bank OYJ 7,622 97,278
Alandsbanken Abp, Class B 4 225
Alma Media OYJ 24 352
Anora Group OYJ 4,617 18,875
Apetit OYJ 8 121
Bittium OYJ 1,551 57,675
Digia OYJ 8 54
Elisa OYJ 87,833 4,259,357
ΩEnento Group OYJ 4,582 86,858
*Finnair OYJ 121 455
Fiskars OYJ Abp 1,960 31,591
Fortum OYJ 279,892 7,039,326
F-Secure OYJ 15,174 31,399
Harvia OYJ 9,808 408,437
Hiab OYJ, Class B 32,254 1,916,368
Huhtamaki OYJ 62,806 2,008,366
Kalmar OYJ, Class B 20,378 1,090,517
Kemira OYJ 112,040 2,319,709
*Kempower OYJ 3,084 51,878
Kesko OYJ, Class A 15,779 376,669
#Kesko OYJ, Class B 240,602 5,915,702
#Kone OYJ, Class B 223,655 14,219,807
Konecranes OYJ 127,785 4,188,149
Lassila & Tikanoja OYJ 1,107 9,454
#*Lindex Group OYJ 19,685 49,993
Lumo Kodit Oyj 92,534 880,858
Luotea PLC 1,107 3,181
Mandatum OYJ 293,987 2,348,502
Marimekko OYJ 15,287 177,889
Metso OYJ 398,091 6,855,264
Neste OYJ 197,484 6,803,802
Nokia OYJ 2,567,897 31,945,087
Shares Value †
FINLAND — (Continued)
#Nokia OYJ, Sponsored ADR 610,822 $ 7,885,712
#Nokian Renkaat OYJ 101,518 1,246,825
Nordea Bank Abp 1,696,485 31,821,034
Olvi OYJ, Class A 4,252 154,622
#Oma Saastopankki OYJ 2,144 29,979
Oriola OYJ, Class B 15,058 16,286
Orion OYJ, Class A 2,930 234,062
Orion OYJ, Class B 81,285 6,550,628
#Outokumpu OYJ 294,213 1,972,395
#Pihlajalinna OYJ 807 10,603
Ponsse OYJ 138 3,610
#Puuilo OYJ 58,092 885,881
Raisio OYJ, Class V 16,667 49,855
*Revenio Group OYJ 10,942 178,413
Sampo OYJ, Class A 61,200 633,511
Sampo OYJ, Class A 1,544,614 16,035,372
Sanoma OYJ 43,259 470,405
Scanfil OYJ 1,210 17,969
#Stora Enso OYJ, Class R 404,494 4,488,684
Taaleri PLC 8 72
Teleste OYJ 16 64
Ω#Terveystalo OYJ 82,632 756,064
Tieto Oyj 95,168 2,121,096
Tokmanni Group Corp. 28,269 252,354
UPM-Kymmene OYJ 347,722 10,389,076
Vaisala OYJ, Class A 13,748 803,128
Valmet OYJ 101,783 2,652,987
Wartsila OYJ Abp 289,942 12,159,143
*YIT OYJ 126,427 374,470
TOTAL FINLAND 195,387,498
FRANCE — (7.6%)
#ABC arbitrage 6,659 41,869
Accor SA 110,960 5,483,700
#Aeroports de Paris SA 26,365 3,185,523
#*Air France-KLM 7,601 80,764
Air Liquide SA 288,996 62,065,254
Airbus SE 249,163 51,113,956
*Alstom SA 251,269 5,034,341
Alten SA 16,198 1,073,558
ΩAmundi SA 44,790 4,318,855
Arkema SA 23,826 1,732,841
Aubay 3,465 202,418
AXA SA 684,285 32,862,504
ΩAyvens SA 309,409 4,166,685
#Beneteau SACA 40,747 326,462
#BioMerieux 25,545 2,148,527
BNP Paribas SA 475,983 49,821,653
Boiron SA, Class A 248 7,971
Bouygues SA 171,130 10,093,394
Bureau Veritas SA 234,078 7,155,678
Capgemini SE 102,273 12,357,028
Carrefour SA 441,254 8,773,526
Cie de Saint-Gobain SA 334,450 30,460,184
Cie des Alpes 14,951 388,472
#Cie Generale des
Etablissements Michelin SCA 495,924 17,940,944
*Clariane SE 60,474 286,451
Coface SA 99,691 1,841,842

Dimensional International Core Equity Market ETF
continued
Shares Value †
FRANCE — (Continued)
Credit Agricole SA 435,405 $ 8,475,913
Danone SA 325,435 25,478,054
Dassault Aviation SA 9,315 3,243,117
#Dassault Systemes SE 247,587 5,545,788
Derichebourg SA 95,589 1,015,342
#Edenred SE 79,741 1,990,532
Eiffage SA, Class P 59,445 9,553,262
Electricite de Strasbourg SA,
Class B 287 77,433
ΩElior Group SA 133,118 412,246
Elis SA 151,063 4,653,381
*Emeis SA 24,933 419,118
Engie SA 1,397,127 46,003,842
#Eramet SA 3,179 218,153
EssilorLuxottica SA, Class B 110,880 23,574,747
Etablissements Maurel et
Prom SA 45,057 526,426
Eurofins Scientific SE 92,034 6,371,817
ΩEuronext NV 47,258 7,921,791
Exosens SAS 10,804 821,884
FDJ UNITED 50,561 1,370,072
*FIGEAC-AERO 3,707 43,181
Fnac Darty SA 13,769 570,155
*Forvia SE 173,679 2,030,819
Gaztransport Et Technigaz SA 24,477 5,943,528
#Getlink SE 78,793 1,762,602
GL Events SACA 8,824 346,240
#*Guerbet 1,269 17,268
Hermes International SCA 16,542 31,503,304
*ID Logistics Group SACA 2,673 1,131,936
Imerys SA 31,366 818,295
Interparfums SA 1,153 31,947
Ipsen SA 33,639 6,589,847
IPSOS SA 32,737 1,383,243
Jacquet Metals SACA 1,592 41,458
JCDecaux SE 73,517 1,629,917
Kaufman & Broad SA 15,347 497,777
Kering SA, Class A 45,272 12,355,165
Legrand SA 174,106 31,002,828
LISI SA 6,473 472,293
L'Oreal SA 101,664 43,653,936
*Lumibird 794 20,025
LVMH Moet Hennessy Louis
Vuitton SE 144,963 76,759,922
Manitou BF SA 10,516 251,033
Mersen SA 15,129 566,486
Metropole Television SA 27,677 421,415
Nexans SA 29,420 5,456,201
#*Nexity SA 46,208 456,399
North Atlantic Energies 1,652 121,214
NRJ Group 12 100
Oeneo SA 40 426
Opmobility 66,639 1,120,968
Orange SA 1,641,187 34,210,648
*OVH Groupe SA 10,148 123,922
Pernod Ricard SA 126,069 9,293,093
*Pierre Et Vacances SA 26,285 57,289
#Pluxee NV 36,547 517,458
Shares Value †
FRANCE — (Continued)
Publicis Groupe SA 174,155 $ 16,216,713
Quadient SA 17,542 239,112
#Remy Cointreau SA 19,783 927,792
Renault SA 128,420 4,484,637
Rexel SA 160,219 6,720,898
Robertet SA, Class A 71 66,629
Rubis SCA 54,841 2,259,309
Safran SA 191,470 61,316,758
Sanofi SA 510,266 47,777,581
Sartorius Stedim Biotech 13,047 2,398,256
Schneider Electric SE 208,198 65,599,173
SCOR SE 127,708 4,751,898
SEB SA 2,443 149,306
#Seche Environnement SACA 2,154 210,225
SES SA, Class A 345,476 2,848,977
Ω*SMCP SA 21,877 132,676
Societe BIC SA 15,775 1,082,533
Societe Generale SA 462,547 37,134,850
Societe LDC SADIR 636 83,260
#Sodexo SA 47,008 2,388,779
*SOITEC 6,215 925,528
Sopra Steria Group 11,173 1,736,607
SPIE SA 108,121 6,252,775
Stef SA 2,671 364,079
STMicroelectronics NV 254,093 13,715,383
STMicroelectronics NV- NYS 135,671 7,480,899
Sword Group 211 7,722
Synergie SE 4 132
Technip Energies NV 95,004 4,491,204
#Teleperformance SE 24,559 1,657,663
Television Francaise 1 SA 49,245 390,503
Thales SA 67,546 18,532,997
Thermador Groupe 195 15,829
TotalEnergies SE 1,101,066 102,411,227
Trigano SA 7,817 1,433,227
#*Ubisoft Entertainment SA 41,650 241,454
Valeo SE 228,673 2,860,827
Vallourec SACA 137,608 4,140,443
Veolia Environnement SA 414,183 17,461,685
Vetoquinol SA 142 12,826
Vicat SACA 16,570 1,166,244
VIEL & Cie SA 924 20,225
Vinci SA 304,917 45,962,175
Virbac SACA 1,041 453,655
*Viridien 10,823 1,837,097
Vivendi SE 347,527 809,217
#*Voltalia SA, Registered 2,698 22,344
#Vusion 4,846 687,835
#Wavestone 3,925 210,873
Ω*X-Fab Silicon Foundries SE 37,573 277,231
TOTAL FRANCE 1,224,208,924
GERMANY — (7.1%)
1&1 AG 17,214 455,349
Adesso SE 705 48,214
adidas AG 94,038 16,259,855
Adtran Networks SE 2,477 66,830
AIXTRON SE 61,321 3,379,388
#Allgeier SE 1,106 21,018

Dimensional International Core Equity Market ETF
continued
Shares Value †
GERMANY — (Continued)
Allianz SE, Registered 148,794 $ 67,897,037
Alzchem Group AG 6,179 1,202,487
Atoss Software SE 5,925 550,465
*Aumovio SE 39,942 1,726,566
Aurubis AG 18,613 4,002,162
#*Auto1 Group SE 2,997 63,738
BASF SE 668,740 42,941,568
Bayer AG, Registered 841,589 37,563,886
Bayerische Motoren Werke AG 168,369 15,389,584
#*BayWa AG 6,900 22,663
Bechtle AG 68,485 2,332,963
ΩBefesa SA 28,411 1,089,808
Beiersdorf AG 57,253 4,740,189
Bijou Brigitte AG 787 45,790
Bilfinger SE 56,565 6,509,275
#Borussia Dortmund GmbH &
Co. KGaA 51,806 194,163
#Brenntag SE 96,051 6,994,705
CANCOM SE 16,912 491,005
#Carl Zeiss Meditec AG, Class
BR 18,848 585,462
*CECONOMY AG 127,519 655,186
Cewe Stiftung & Co. KGAA 4,520 499,995
Commerzbank AG 481,958 19,906,322
Continental AG 80,442 6,056,174
CTS Eventim AG & Co. KGaA 32,638 2,149,755
Daimler Truck Holding AG 323,003 16,269,882
Ω#*Delivery Hero SE, Class A 69,998 1,682,455
Dermapharm Holding SE 1,022 55,567
Deutsche Bank AG,
Registered 289,832 9,009,652
*Deutsche Bank AG,
Registered Sponsored 733,018 22,760,209
Deutsche Boerse AG 120,673 37,030,847
Deutsche Lufthansa AG,
Registered 82,812 712,054
Deutsche Post AG 611,034 36,110,986
Deutsche Telekom AG 2,403,809 77,741,430
Deutsche Wohnen SE 19,648 455,890
Deutz AG 85,555 996,576
Duerr AG 47,063 1,164,871
ΩDWS Group GmbH & Co.
KGaA 30,963 2,142,944
E.ON SE 1,720,610 38,126,787
Eckert & Ziegler SE 41,435 741,716
Elmos Semiconductor SE 6,888 1,483,480
ElringKlinger AG 1,545 9,986
Energiekontor AG 448 21,336
Evonik Industries AG 166,648 3,456,194
#*Evotec SE 79,610 489,345
Fielmann Group AG 12,936 644,918
flatexDEGIRO SE 63,743 2,279,099
*Fraport AG Frankfurt Airport
Services Worldwide 28,268 2,312,891
Freenet AG 104,048 3,312,527
Fresenius Medical Care AG 148,864 6,742,257
Fresenius SE & Co. KGaA 278,042 13,453,961
Friedrich Vorwerk Group SE 7,084 606,205
FUCHS SE 12,716 487,023
Shares Value †
GERMANY — (Continued)
GEA Group AG 98,390 $ 6,734,535
#Gerresheimer AG 22,683 652,966
GFT Technologies SE 15,134 330,204
*Grand City Properties SA 40,796 457,979
Hannover Rueck SE 43,394 13,112,677
ΩHapag-Lloyd AG 14,760 1,908,024
Heidelberg Materials AG 97,126 21,459,368
#*Heidelberger
Druckmaschinen AG 259,656 447,441
*HelloFresh SE 10,041 54,441
Henkel AG & Co. KGaA 40,154 2,767,276
#Hensoldt AG 36,237 3,278,197
HOCHTIEF AG 10,051 5,390,528
Hornbach Holding AG & Co.
KGaA 8,357 793,076
#HUGO BOSS AG 36,107 1,527,754
Indus Holding AG 19,494 683,735
#Infineon Technologies AG 776,673 52,049,700
Init Innovation in Traffic
Systems SE 258 15,374
ΩInstone Real Estate Group
SE 3,617 37,422
#*IONOS Group SE 33,757 1,033,523
IVU Traffic Technologies AG 1,119 24,940
Jenoptik AG 42,606 1,668,295
ΩJOST Werke SE 16,574 1,007,101
K+S AG, Registered 183,672 3,438,679
KION Group AG 61,061 3,173,098
#*Kloeckner & Co. SE 50,130 699,778
Knorr-Bremse AG 47,034 5,464,900
*Koenig & Bauer AG 3,019 33,006
#Kontron AG 28,308 707,966
Krones AG 10,346 1,497,626
KWS Saat SE & Co. KGaA 8,380 754,955
LANXESS AG 57,300 1,220,636
LEG Immobilien SE,
Registered 50,136 3,508,132
Leifheit AG 857 17,040
#*Medios AG 709 11,394
Mercedes-Benz Group AG 522,333 30,381,806
Merck KGaA 69,087 8,918,713
MLP SE 35,887 336,356
MTU Aero Engines AG 39,091 13,357,742
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 73,376 43,966,381
#Mutares SE & Co. KGaA 8,985 260,861
#Nagarro SE 8,562 436,898
Nemetschek SE 25,423 1,843,024
#*Nordex SE 86,273 4,910,339
#Norma Group SE 22,459 387,279
*Pentixapharm Holding AG 6,215 14,727
Pfeiffer Vacuum Technology
AG 652 128,032
ProCredit Holding AG 14,898 142,954
Puma SE 46,237 1,409,109
*PVA TePla AG 12,483 535,354
QIAGEN NV 88,770 3,069,667

Dimensional International Core Equity Market ETF
continued
Shares Value †
GERMANY — (Continued)
#QIAGEN NV 49,121 $ 1,673,034
*R Stahl AG 1 16
Rational AG 2,513 1,837,997
RENK Group AG 58,431 3,699,232
Rheinmetall AG 24,038 38,230,481
#RTL Group SA 23,497 902,692
RWE AG 411,657 29,929,735
#SAF-Holland SE 29,833 613,122
Salzgitter AG 25,951 1,462,423
SAP SE 394,580 67,346,319
SAP SE, Sponsored ADR 1,194 202,371
Schaeffler AG 136,273 1,291,627
ΩScout24 SE 30,902 2,573,717
Secunet Security Networks AG 1,022 219,151
*SFC Energy AG, Class BR 3,197 69,454
Siemens AG, Registered 293,641 86,992,111
Siemens Energy AG 351,932 74,549,409
Ω#Siemens Healthineers AG 311,507 12,745,594
Siltronic AG 9,160 856,386
Sixt SE 12,710 1,013,096
*SMA Solar Technology AG 10,285 656,928
#Stabilus SE 15,197 306,978
Stroeer SE & Co. KGaA 18,988 827,696
Suedzucker AG 40,459 587,559
Surteco Group SE 4 47
SUSS MicroTec SE 15,453 1,381,286
Symrise AG, Class A 54,412 4,802,410
TAG Immobilien AG 138,709 2,413,024
Talanx AG 58,504 7,610,846
Technotrans SE 2,237 86,071
thyssenkrupp AG 325,764 3,853,850
*Tkms AG& Co. KGaA 13,449 1,370,962
TUI AG 417,720 3,112,516
United Internet AG 72,915 2,285,436
#*Verbio SE 6,055 268,060
Volkswagen AG, Registered,
Class R 19,790 2,041,726
Vonovia SE, Class R 488,529 13,128,988
Vossloh AG 8,295 738,540
Wacker Chemie AG 10,476 1,150,851
Wacker Neuson SE 24,425 549,540
Washtec AG 1,086 55,543
Wuestenrot &
Wuerttembergische AG 12,961 225,626
Ω#*Zalando SE 138,534 3,417,523
Zeal Network SE 113 6,495
TOTAL GERMANY 1,147,290,166
HONG KONG — (1.6%)
AIA Group, Ltd. 5,084,600 55,202,838
ASMPT, Ltd. 209,300 4,357,661
Bank of East Asia, Ltd. (The) 624,692 1,090,893
Best Mart 360 Holdings, Ltd. 94,000 21,479
*Bitfire Group Holdings, Ltd. 126,000 41,819
BOC Hong Kong Holdings, Ltd. 2,010,500 11,477,206
#*Bright Smart Securities &
Commodities Group, Ltd. 724,000 1,141,395
ΩBudweiser Brewing Co.
APAC, Ltd. 1,142,400 1,118,520
Shares Value †
HONG KONG — (Continued)
Cafe de Coral Holdings, Ltd. 166,000 $ 84,973
Cathay Pacific Airways, Ltd. 1,273,000 1,881,773
*Central New Energy Holding
Group, Ltd. 107,000 114,461
Chow Sang Sang Holdings
International, Ltd. 305,000 452,414
CITIC Telecom International
Holdings, Ltd. 1,440,000 511,020
CK Asset Holdings, Ltd. 1,259,127 7,853,320
CK Hutchison Holdings, Ltd. 1,151,500 9,561,842
#CK Infrastructure Holdings,
Ltd. 462,000 3,874,696
*CK Life Sciences Int'l
Holdings, Inc. 700,000 64,337
CLP Holdings, Ltd. 779,500 7,472,851
C-Mer Medical Holdings, Ltd. 358,000 56,211
#*Cowell e Holdings, Inc. 98,000 395,315
ΩCrystal International Group,
Ltd. 399,000 335,142
CTF Services, Ltd. 164,127 170,334
Dah Sing Banking Group, Ltd. 352,000 563,919
Dah Sing Financial Holdings,
Ltd. 168,000 883,990
#*Deep Source Holdings, Ltd. 3,430,000 350,279
*DL Holdings Group, Ltd. 100,000 13,148
Dream International, Ltd. 110,000 105,875
Eagle Nice International
Holdings, Ltd. 20,000 7,761
Emperor Watch & Jewellery,
Ltd. 750,000 28,722
*Esprit Holdings, Ltd. 200,500 18,428
First Pacific Co., Ltd. 1,788,000 1,255,337
Ω*FIT Hon Teng, Ltd. 1,396,000 1,370,383
Galaxy Entertainment Group,
Ltd. 1,321,000 5,591,749
Giordano International, Ltd. 282,000 53,637
#Great Eagle Holdings, Ltd. 79,000 179,102
#Guotai Junan International
Holdings, Ltd. 2,301,000 710,824
Hang Lung Group, Ltd. 559,000 1,153,857
Hang Lung Properties, Ltd. 1,319,697 1,549,860
*Hao Tian International
Construction Investment
Group, Ltd. 10,056,000 26,957
#Henderson Land
Development Co., Ltd. 1,087,000 4,270,989
HK Electric Investments & HK
Electric Investments, Ltd. 706,500 576,293
HKT Trust & HKT, Ltd., Class
SS 2,949,000 4,777,126
Hong Kong & China Gas Co.,
Ltd. 7,098,000 6,550,955
Hong Kong Exchanges &
Clearing, Ltd. 647,400 34,081,731
Hong Kong Technology
Venture Co., Ltd. 153,401 21,149
*Hongkong & Shanghai Hotels,
Ltd. (The) 1,000 752

Dimensional International Core Equity Market ETF
continued
Shares Value †
HONG KONG — (Continued)
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 568,000 $ 84,108
Hysan Development Co., Ltd. 331,000 828,160
IGG, Inc. 627,000 248,119
Ω#Impro Precision Industries,
Ltd. 115,000 152,232
JBM Healthcare, Ltd. 30,000 9,459
Johnson Electric Holdings, Ltd. 425,992 1,136,522
Karrie International Holdings,
Ltd. 330,000 100,680
Kerry Properties, Ltd. 427,000 1,294,014
KLN Logistics Group, Ltd. 212,000 181,318
Luk Fook Holdings
International, Ltd. 263,000 749,342
#Man Wah Holdings, Ltd. 773,600 420,684
#*Melco International
Development, Ltd. 457,500 248,789
MGM China Holdings, Ltd. 472,800 704,937
*Midland Holdings, Ltd., Class
B 146,000 53,116
Modern Dental Group, Ltd. 59,000 45,189
*Mongolian Mining Corp. 447,000 539,224
#MTR Corp., Ltd. 824,500 3,511,131
NagaCorp, Ltd. 778,036 397,274
*New World Development Co.,
Ltd. 1,069,000 1,162,646
#Nissin Foods Co., Ltd. 76,000 69,658
Oriental Watch Holdings 58,000 24,211
Pacific Basin Shipping, Ltd. 3,568,000 1,393,723
Pacific Textiles Holdings, Ltd. 79,000 11,799
PAX Global Technology, Ltd. 496,000 246,932
PCCW, Ltd. 2,072,000 1,597,559
Pico Far East Holdings, Ltd. 66,000 20,473
#Plover Bay Technologies, Ltd. 112,000 107,657
Power Assets Holdings, Ltd. 889,000 7,325,349
PRADA SpA 268,700 1,190,221
Public Financial Holdings, Ltd. 50,000 9,383
ΩSamsonite Group SA 926,700 1,688,082
Sands China, Ltd. 1,794,400 3,738,262
Shangri-La Asia, Ltd. 278,000 157,210
*Shenwan Hongyuan HK, Ltd. 370,000 52,899
SITC International Holdings
Co., Ltd. 1,067,000 4,451,197
#*SJM Holdings, Ltd. 2,080,249 547,032
SmarTone
Telecommunications Holdings,
Ltd. 99,500 63,761
#Stella International Holdings,
Ltd. 408,000 773,944
Sun Hung Kai Properties, Ltd. 677,000 11,735,963
#SUNeVision Holdings, Ltd. 658,000 513,213
Swire Pacific, Ltd., Class A 178,000 1,926,842
Swire Pacific, Ltd., Class B 160,000 271,032
Swire Properties, Ltd. 732,200 2,336,684
Techtronic Industries Co., Ltd. 795,500 11,363,198
*Television Broadcasts, Ltd. 122,000 42,827
Texhong International Group,
Ltd. 164,000 148,220
*Tongda Group Holdings, Ltd. 18,000 7,146
Shares Value †
HONG KONG — (Continued)
#United Laboratories
International Holdings, Ltd.
(The) 926,000 $ 1,108,777
#Vitasoy International
Holdings, Ltd. 294,000 231,935
#*Vobile Group, Ltd. 464,000 185,393
VSTECS Holdings, Ltd. 580,000 758,155
VTech Holdings, Ltd. 117,200 902,143
ΩWH Group, Ltd. 6,953,760 8,450,588
Wharf Real Estate Investment
Co., Ltd. 1,256,000 3,902,479
Wynn Macau, Ltd., Class B 883,600 639,542
#Xinyi Glass Holdings, Ltd. 1,403,550 1,728,962
Yee Hop Holdings, Ltd. 110,000 8,987
#Yue Yuen Industrial Holdings,
Ltd. 668,000 1,240,708
#*Yunfeng Financial Group,
Ltd. 148,000 50,443
TOTAL HONG KONG 254,312,856
IRELAND — (0.3%)
AIB Group PLC 1,690,971 19,435,217
Bank of Ireland Group PLC 608,699 11,952,915
Cairn Homes PLC 445,078 1,138,174
FBD Holdings PLC 114 2,147
Glanbia PLC 103,586 2,403,494
Ω*Glenveagh Properties PLC 430,151 1,064,680
Irish Continental Group PLC 15,841 120,785
Kerry Group PLC, Class A 91,508 7,750,185
Kingspan Group PLC 99,855 9,212,645
Permanent TSB Group
Holdings PLC 4,326 14,767
TOTAL IRELAND 53,095,009
ISRAEL — (1.4%)
Ackerstein Group, Ltd. 10,349 32,349
Afcon Holdings, Ltd. 108 15,072
*AFI Properties, Ltd. 16 1,238
Africa Israel Residences, Ltd. 4,187 334,574
*Airport City, Ltd. 33,138 616,255
*Allot, Ltd., Registered 3,092 22,435
Alrov Properties and Lodgings,
Ltd., Registered 4 363
Altshuler Shaham Finance,
Ltd. 44,865 108,813
Amot Investments, Ltd. 189,951 1,299,734
Analyst IMS Investment
Management Services, Ltd. 3,384 163,804
Arad, Ltd. 8 115
*Argo Properties NV 6,149 288,064
Aryt Industries, Ltd. 20,980 297,983
*Ashdod Refinery, Ltd. 2,196 74,758
Ashtrom Group, Ltd. 30,270 747,278
AudioCodes, Ltd. 2,893 25,587
AudioCodes, Ltd. 970 8,982
#Aura Investments, Ltd. 66,995 477,474
Automatic Bank Services, Ltd. 3,629 32,268
Ayalon Holdings, Ltd. 5,681 294,427

Dimensional International Core Equity Market ETF
continued
Shares Value †
ISRAEL — (Continued)
Azorim-Investment
Development & Construction
Co., Ltd. 48,503 $ 323,830
Azrieli Group, Ltd. 12,364 1,975,962
Bank Hapoalim BM 867,298 23,211,969
Bank Leumi Le-Israel BM,
Class IS 1,074,712 27,150,389
*Bet Shemesh Engines
Holdings 1997, Ltd. 5,320 1,299,297
Bezeq The Israeli
Telecommunication Corp., Ltd. 1,803,808 4,907,062
#Big Shopping Centers, Ltd. 7,823 2,064,298
Blue Square Real Estate, Ltd. 2,994 401,005
*Camtek, Ltd. 14,606 2,726,612
*Carasso Motors, Ltd. 16,634 179,629
#Carasso Real Estate, Ltd. 2,290 30,772
Cellcom Israel, Ltd. 57,165 702,327
*CIELO-BLU GROUP, Ltd. 19,332 21,073
Clal Insurance Enterprises
Holdings, Ltd., Registered 74,815 6,464,884
Danel Adir Yeoshua, Ltd. 3,903 620,191
Danya Cebus, Ltd. 1,411 72,697
#Delek Automotive Systems,
Ltd. 8,698 66,143
Delek Group, Ltd. 7,988 2,724,495
Delta Galil, Ltd. 4,766 276,065
Delta Israel Brands, Ltd. 3,659 147,121
#*Doral Group Renewable
Energy Resources, Ltd. 75,553 1,888,729
#Duniec Brothers, Ltd. 1,099 91,616
El Al Israel Airlines 335,898 1,505,320
Elbit Systems, Ltd. 4,151 3,435,931
Elbit Systems, Ltd. 4,999 4,195,861
Electra Consumer Products
1970, Ltd. 11,446 320,487
Electra, Ltd. 14,100 464,293
Energix-Renewable Energies,
Ltd. 169,303 1,257,091
*Enlight Renewable Energy,
Ltd. 76,168 6,783,028
*Equital, Ltd. 14,391 618,606
*Fattal Holdings 1998, Ltd. 3,745 932,397
First International Bank Of
Israel, Ltd. (The) 44,959 3,754,008
FMS Enterprises Migun, Ltd. 1,900 149,894
Formula Systems 1985, Ltd. 6,886 965,204
Fox Wizel, Ltd. 5,290 569,650
Gav-Yam Lands Corp., Ltd. 1 11
*Gilat Satellite Networks, Ltd. 40,480 723,447
Hagag Group Real Estate
Development 10,288 109,287
Harel Insurance Investments &
Financial Services, Ltd. 102,110 6,329,668
Hilan, Ltd. 10,568 756,762
ICL Group, Ltd. 321,018 1,722,448
IDI Insurance Co., Ltd. 9,579 738,830
Inrom Construction Industries,
Ltd. 70,999 663,778
Shares Value †
ISRAEL — (Continued)
Israel Canada T.R, Ltd., Class
A 115,592 $ 804,639
Israel Discount Bank, Ltd.,
Class A 706,475 7,854,110
Israel Shipyards Industries,
Ltd. 1,537 72,369
*Israir Group, Ltd. 33,582 17,643
Isras Investment Co., Ltd. 921 266,240
Isrotel, Ltd. 616 32,113
Issta, Ltd. 490 17,494
Kamada, Ltd. 7,329 59,483
Kenon Holdings, Ltd. 11,586 1,070,238
Kvutzat Acro, Ltd. 10,172 162,668
Lahav L.R. Real Estate, Ltd. 9,317 36,641
Land Development Nimrodi
Group, Ltd. 4,824 61,735
Lapidoth Capital, Ltd. 2,406 66,422
Libra Insurance Co., Ltd. 9,709 63,934
M Yochananof & Sons, Ltd. 1,834 212,465
*Malam - Team, Ltd. 815 23,275
Matrix IT, Ltd. 32,965 1,006,660
Max Stock, Ltd. 45,606 454,183
Mediterranean Towers, Ltd. 19,923 114,524
Mega Or Holdings, Ltd. 8,615 1,764,351
Meitav Investment House, Ltd. 30,468 1,387,090
Menora Mivtachim Holdings,
Ltd. 11,673 1,902,302
*Meshek Energy Renewable
Energies, Ltd. 57,283 248,951
Meshulam Levinstein
Contracting & Engineering,
Ltd. 501 89,436
*Migdal Insurance & Financial
Holdings, Ltd. 394,523 2,513,754
Mivne Real Estate KD, Ltd. 385,542 1,866,232
Mizrahi Tefahot Bank, Ltd. 66,626 5,235,924
*Nayax, Ltd. 4,128 287,631
Neto Malinda Trading, Ltd. 4,648 267,656
Next Vision Stabilized
Systems, Ltd. 40,691 4,657,449
*Nice, Ltd. 6,077 612,609
#*Nice, Ltd., Sponsored ADR 5,130 523,363
*Nova, Ltd. 4,699 2,351,521
*Nova, Ltd., Registered 7,112 3,504,024
Oil Refineries, Ltd. 1,928,599 985,156
One Software Technologies,
Ltd. 16,838 367,657
*OPC Energy, Ltd. 84,906 3,557,701
*OY Nofar Energy, Ltd. 9,052 570,014
#Palram Industries 1990, Ltd. 8,361 144,781
Partner Communications Co.,
Ltd. 114,312 1,519,823
Paz Retail And Energy, Ltd. 5,741 1,584,918
Phoenix Financial, Ltd. 161,543 9,701,937
Plasson Industries, Ltd., Class
B 237 12,813
*Prashkovsky Investments and
Construction, Ltd. 6,825 365,276
*Priortech, Ltd. 2,361 249,124

Dimensional International Core Equity Market ETF
continued
Shares Value †
ISRAEL — (Continued)
Qualitau, Ltd. 3,626 $ 681,683
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 7,084 873,457
*REIT Azorim HF Living, Ltd. 1,545 2,996
Retailors, Ltd. 1,204 14,519
Scope Metals Group, Ltd. 5,272 400,380
*Shapir Engineering and
Industry, Ltd. 75,167 1,056,664
*Shikun & Binui Soltec
Renewable Energy 51,358 67,848
*Shikun & Binui, Ltd. 188,192 1,255,827
Shufersal, Ltd. 169,648 2,529,075
Strauss Group, Ltd. 20,518 889,624
#Tadiran Group, Ltd. 1,460 96,339
ΩTamar Petroleum, Ltd. 22,729 236,979
*TAT Technologies, Ltd. 5,761 211,733
Tel Aviv Stock Exchange, Ltd. 75,147 3,785,160
Telsys, Ltd. 975 104,657
*Teva Pharmaceutical
Industries, Ltd. 287,497 10,108,629
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 303,840 10,655,669
Tiv Taam Holdings 1, Ltd. 5,635 26,360
*Tower Semiconductor, Ltd. 27,681 5,684,068
*Tower Semiconductor, Ltd. 23,343 5,159,970
Turpaz Industries, Ltd. 27,837 707,205
*Veridis Environment, Ltd. 952 14,263
YD More Investments, Ltd. 28,769 395,456
YH Dimri Construction &
Development, Ltd. 5,053 689,617
TOTAL ISRAEL 222,500,247
ITALY — (3.0%)
A2A SpA 1,398,183 3,977,329
ACEA SpA 28,471 746,108
Aeroporto Guglielmo Marconi
Di Bologna SpA 2,392 25,815
Ariston Holding NV, Class B 64,028 294,724
Arnoldo Mondadori Editore
SpA 145,062 350,539
Ascopiave SpA 22,759 92,773
Avio SpA 21 777
Azimut Holding SpA 82,871 3,509,341
B&C Speakers SpA 558 8,018
Banca Generali SpA 40,184 2,627,930
Banca IFIS SpA 41,427 1,127,424
Banca Mediolanum SpA 151,856 3,318,644
Banca Monte dei Paschi di
Siena SpA 1,350,818 14,343,568
Ω#*Banca Sistema SpA 24,853 48,104
Banco BPM SpA, Class R 811,106 11,783,910
Banco di Desio e della Brianza
SpA 35,703 386,146
BPER Banca SPA 996,016 14,644,408
Brembo NV 121,171 1,137,115
Brunello Cucinelli SpA 21,106 2,049,001
Buzzi SpA 55,186 3,011,511
*Cairo Communication SpA 47,428 139,088
Shares Value †
ITALY — (Continued)
Cembre SpA 2,211 $ 202,042
Cementir Holding NV 51,370 915,944
*CIR SpA-Compagnie
Industriali 208,247 163,426
Credito Emiliano SpA 49,091 867,247
d'Amico International Shipping
SA 41,606 390,447
Danieli & C Officine
Meccaniche SpA 30,544 1,714,087
Danieli & C Officine
Meccaniche SpA 8,555 666,352
Datalogic SpA, Class M 6,549 41,945
Davide Campari-Milano NV,
Class M 288,906 2,135,074
De' Longhi SpA 33,756 1,308,299
DiaSorin SpA 2,592 176,412
Ω*doValue SpA 63,691 156,897
Emak SpA 40 42
ΩEnav SpA 186,843 1,091,496
Enel SpA 4,831,101 56,240,435
Eni SpA, Class B 1,369,672 38,560,586
Equita Group SpA 14,338 99,569
ERG SpA 39,967 1,077,376
Esprinet SpA 20,966 141,293
Ferrari NV 4,707 1,619,743
#Ferrari NV 50,707 17,610,541
#Ferretti SpA 133,646 622,390
Fiera Milano SpA 16,757 146,246
Fila SpA 35,012 381,958
*Fincantieri SpA 63,066 881,835
FinecoBank Banca Fineco SpA 406,644 10,055,433
FNM SpA 100 59
Generali 325,222 14,535,189
#*Geox SpA 89 29
#GPI SpA 900 16,997
Ω#*GVS SpA 7,828 38,843
Hera SpA 610,798 2,878,879
Industrie De Nora SpA 15,060 109,353
ΩInfrastrutture Wireless
Italiane SpA 154,295 1,307,692
Intercos SpA 34,016 483,617
Interpump Group SpA, Class R 34,209 1,435,809
Intesa Sanpaolo SpA 7,198,690 48,766,463
Iren SpA 353,912 1,081,066
Italgas SpA 402,102 4,853,638
Italmobiliare SpA 13,251 452,332
Iveco Group NV 125,260 2,051,961
Leonardo SpA 201,034 12,503,311
Lottomatica Group Spa 134,299 3,951,083
LU-VE SpA, Registered 2,264 146,334
Maire SpA 89,886 1,655,417
MARR SpA 18,556 186,979
MFE-MediaForEurope NV,
Class A 99,738 328,763
MFE-MediaForEurope NV,
Class A 116,651 397,102
#MFE-MediaForEurope NV,
Class B 47,960 207,597
#Moltiply Group SpA 12,745 508,317

Dimensional International Core Equity Market ETF
continued
Shares Value †
ITALY — (Continued)
Moncler SpA 135,762 $ 8,160,244
ΩNexi SpA 102,838 488,326
Orsero SpA 7,642 145,941
ΩOVS SpA 195,315 1,159,316
Pharmanutra SpA 3,450 318,905
#Piaggio & C SpA 57,816 108,785
ΩPirelli & C SpA 330,381 2,267,184
#Poste Italiane SpA 308,561 8,176,606
Prysmian SpA 160,515 24,091,937
ΩRAI Way SpA 96,946 695,981
Recordati Industria Chimica e
Farmaceutica SpA 71,219 4,147,090
Reply SpA 16,556 1,831,399
#Revo Insurance SpA 3,235 96,768
Rizzoli Corriere Della Sera
Mediagroup SpA 108 123
*Safilo Group SpA 156,909 294,499
Saipem SpA 964,916 5,213,498
#*Salvatore Ferragamo SpA 46,298 401,892
#Sanlorenzo SpA 14,097 549,010
Sesa SpA 5,740 578,727
Snam SpA 1,173,962 9,262,468
Sogefi SpA 50,720 121,969
SOL SpA 11,291 762,905
*Stellantis NV 244,088 1,777,804
*Stellantis NV 13,994 102,023
#*Stellantis NV 901,909 6,565,898
ΩTechnogym SpA 86,901 2,042,859
*Technoprobe SpA 2,691 58,177
*Telecom Italia SpA 4,057,962 3,737,697
#*Telecom Italia SpA 9,783,468 7,705,307
Tenaris SA 172,532 5,511,034
Tenaris SA, Sponsored ADR 38,645 2,469,415
#Terna - Rete Elettrica
Nazionale 914,130 10,991,264
*Tesmec SpA 175,229 29,394
#*TREVI - Finanziaria
Industriale SpA 251,993 91,281
TXT e-solutions SpA 4,823 185,004
UniCredit SpA 844,462 65,002,811
Unipol Assicurazioni SpA 219,371 5,712,786
Webuild SpA 448,178 1,326,953
Wiit SpA 11,413 404,318
Zignago Vetro SpA 14,540 120,075
TOTAL ITALY 481,493,891
JAPAN — (22.2%)
#&Do Holdings Co., Ltd. 4,300 29,306
77 Bank, Ltd. (The) 117,600 2,269,375
A&D HOLON Holdings Co.,
Ltd. 25,504 464,656
AB&Company Co., Ltd.,
Registered 3,100 23,798
Abalance Corp. 5,800 18,543
ABC-Mart, Inc. 72,400 1,232,655
Achilles Corp. 1,300 11,548
#AD Works Group Co., Ltd. 45,300 117,077
ADEKA Corp. 70,100 1,757,141
#Ad-sol Nissin Corp. 14,300 135,330
Shares Value †
JAPAN — (Continued)
Adtec Plasma Technology
Co., Ltd. 1,900 $ 32,397
#Advantest Corp. 434,100 78,285,096
Aeon Co., Ltd. 1,281,753 12,350,895
#Aeon Fantasy Co., Ltd. 8,646 140,748
#Aeon Hokkaido Corp. 39,200 211,878
#AGC, Inc. 151,069 5,387,988
AGS Corp. 1,600 11,589
Ahresty Corp. 27,600 146,186
#Ai Holdings Corp. 23,600 404,817
Aica Kogyo Co., Ltd. 37,700 845,396
Aichi Corp. 10,100 89,782
Aichi Financial Group, Inc. 110,165 1,046,077
Aida Engineering, Ltd. 30,800 233,892
Aidma Holdings, Inc. 2,800 22,281
#AIMECHATEC, Ltd. 3,800 153,499
Ain Holdings, Inc. 20,901 753,186
Air Water, Inc. 170,200 2,409,551
Airman Corp. 11,800 153,613
Airport Facilities Co., Ltd. 15,200 94,088
#Airtech Japan, Ltd. 6,500 50,646
Aisan Industry Co., Ltd. 35,200 390,624
Aisin Corp. 453,800 7,206,415
#AIT Corp. 5,000 70,515
#Aizawa Securities Group Co.,
Ltd. 10,600 97,744
Ajinomoto Co., Inc. 441,400 14,337,296
#*Akebono Brake Industry
Co., Ltd. 122,500 98,497
Akita Bank, Ltd. (The) 12,700 441,690
Albis Co., Ltd. 600 9,480
Alconix Corp. 21,300 337,228
Alfresa Holdings Corp. 92,200 1,391,781
Allied Telesis Holdings KK,
Class B 63,500 107,788
#Alpen Co., Ltd. 12,000 150,627
Alpha Corp. 3,800 29,463
AlphaPolis Co., Ltd. 5,700 39,357
Alps Alpine Co., Ltd.,
Registered 144,981 2,189,449
ALSOK Co., Ltd. 270,800 2,052,104
#Altech Corp. 12,500 201,573
Amada Co., Ltd. 222,800 3,737,859
Amano Corp. 34,800 795,689
Amiya Corp. 3,300 61,386
#Amiyaki Tei Co., Ltd. 7,900 67,201
#Amvis Holdings, Inc. 53,600 132,029
ANA Holdings, Inc. 127,327 2,113,788
and ST HD Co., Ltd., Class B 28,081 537,231
Anest Iwata Corp. 19,900 201,025
#Anicom Holdings, Inc., Class
B 59,100 565,713
Anycolor, Inc. 24,077 422,832
AOKI Holdings, Inc. 36,600 362,718
Aoyama Trading Co., Ltd. 725,700 3,653,855
#Aoyama Zaisan Networks
Co., Ltd. 8,800 78,338
#Aozora Bank, Ltd., Class A 90,000 1,446,444
#Appier Group, Inc. 59,572 336,816

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Arakawa Chemical Industries,
Ltd. 3,700 $ 29,443
Arata Corp. 21,500 381,829
Araya Industrial Co., Ltd. 4,400 69,859
#*ARCHION Corp. 306,685 592,997
#ARCLANDS Corp. 57,332 650,498
Arcs Co., Ltd. 20,900 453,464
ARE Holdings, Inc. 42,000 946,109
Arealink Co., Ltd. 31,100 199,454
*Arent, Inc. 900 24,208
Argo Graphics, Inc. 34,400 295,475
Ariake Japan Co., Ltd. 1,000 34,651
Arisawa Manufacturing Co.,
Ltd. 23,700 411,825
Artience Co., Ltd. 15,800 394,231
#Artner Co., Ltd. 1,900 23,146
As One Corp. 51,800 715,822
Asahi Co., Ltd. 11,956 98,117
#Asahi Diamond Industrial
Co., Ltd. 38,900 320,474
Asahi Group Holdings, Ltd. 1,156,757 11,426,948
Asahi Intecc Co., Ltd. 155,900 3,281,058
Asahi Kasei Corp. 1,178,952 11,548,395
Asahi Kogyosha Co., Ltd. 15,600 369,331
ASAHI YUKIZAI Corp. 9,700 354,686
Asanuma Corp. 61,500 362,630
Ascentech KK 7,200 20,078
Asia Pile Holdings Corp. 36,770 328,033
Asics Corp. 530,600 15,006,663
ASKA Pharmaceutical
Holdings Co., Ltd. 13,700 254,932
ASKUL Corp. 30,269 226,382
Astellas Pharma, Inc. 1,122,854 15,993,173
Astena Holdings Co., Ltd. 15,400 47,270
Atrae, Inc. 13,200 54,416
#*Atsugi Co., Ltd. 6,300 45,711
#Aucnet, Inc. 30,500 235,117
Autobacs Seven Co., Ltd. 53,200 517,724
Avant Group Corp. 24,000 197,262
Avex, Inc. 21,700 164,095
Awa Bank, Ltd. (The) 20,100 813,210
Axial Retailing, Inc. 58,700 422,537
Azbil Corp. 301,198 2,679,366
AZ-COM MARUWA Holdings,
Inc. 37,000 211,085
AZOOM Co., Ltd. 6,034 157,680
Bandai Namco Holdings, Inc. 412,800 9,543,884
Bando Chemical Industries,
Ltd. 19,300 249,894
*Bank of Innovation, Inc. 1,400 45,206
Bank of Iwate, Ltd. (The) 42,376 531,373
Bank of Kochi, Ltd. (The) 2,300 15,675
Bank of Nagoya, Ltd. (The) 18,600 688,427
Bank of Saga, Ltd. (The) 9,200 298,829
Bank of the Ryukyus, Ltd. 28,100 451,522
Base Co., Ltd. 7,800 159,778
baudroie, Inc. 14,000 176,893
BayCurrent, Inc. 102,798 3,319,344
Beauty Garage, Inc. 5,900 58,659
Shares Value †
JAPAN — (Continued)
Belc Co., Ltd., Class R 9,100 $ 405,335
Bell System24 Holdings, Inc. 33,700 321,935
Belluna Co., Ltd. 36,027 193,809
#*Bengo4.com, Inc. 5,400 84,874
#Bewith, Inc. 4,300 51,615
Bic Camera, Inc. 65,600 678,375
BIPROGY, Inc. 61,800 1,764,418
B-Lot Co., Ltd., Class B 15,800 144,283
Blue Zones Holdings Co., Ltd. 60,000 668,134
#Bookoff Group Holdings, Ltd. 8,200 106,016
#Bridgestone Corp. 781,100 16,274,474
Broadleaf Co., Ltd. 61,200 352,660
#BRONCO BILLY Co., Ltd. 2,800 73,973
Brother Industries, Ltd. 156,000 2,970,575
#Buffalo, Inc. 7,900 123,512
#Bull-Dog Sauce Co., Ltd. 1,500 17,287
Bunka Shutter Co., Ltd. 41,700 492,294
Business Brain Showa-Ota,
Inc., Class G 2,400 14,121
Business Engineering Corp.,
Class G 18,200 139,719
BuySell Technologies Co., Ltd. 22,400 478,862
C. Uyemura & Co., Ltd. 3,900 583,364
Calbee, Inc. 59,000 1,116,710
Canon Marketing Japan, Inc. 44,400 1,012,922
Canon, Inc. 364,200 9,312,718
Canon, Inc., Sponsored ADR 73,500 1,880,865
Capcom Co., Ltd. 258,376 5,446,003
Career Design Center Co., Ltd. 3,000 46,348
#Careerlink Co., Ltd. 5,700 85,334
Carlit Co., Ltd. 17,200 300,743
Casio Computer Co., Ltd. 50,500 511,107
#Cawachi, Ltd. 10,300 195,937
CCI Group, Inc. 167,900 1,008,225
CDS Co., Ltd. 1,100 12,776
Celsys, Inc. 23,500 204,100
Central Automotive Products,
Ltd. 15,400 177,581
Central Glass Co., Ltd. 15,700 411,273
Central Japan Railway Co. 380,600 9,093,305
Central Security Patrols Co.,
Ltd. 4,700 79,481
#Ceres, Inc. 11,900 136,310
#Change Holdings, Inc. 39,600 227,939
Charm Care Corp. KK 20,800 170,562
Chiba Bank, Ltd. (The) 354,400 4,916,663
Chiba Kogyo Bank, Ltd. (The) 29,500 397,211
#Chikaranomoto Holdings Co.,
Ltd. 7,200 67,679
Chino Corp. 5,200 52,297
#*Chiyoda Corp. 140,400 905,806
Chori Co., Ltd. 7,800 212,788
Choushimaru Co., Ltd. 1,600 16,490
Chubu Electric Power Co., Inc. 477,000 8,189,710
Chubu Shiryo Co., Ltd. 15,700 169,018
Chubu Steel Plate Co., Ltd. 8,700 125,194
Chuetsu Pulp & Paper Co.,
Ltd. 3,100 37,962
#*Chugai Mining Co., Ltd. 2,700 14,783

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Chugai Pharmaceutical Co.,
Ltd. 440,700 $ 22,824,551
Chugai Ro Co., Ltd. 4,200 126,371
Chugin Financial Group, Inc. 107,500 2,007,929
Chugoku Electric Power Co.,
Inc. (The) 251,052 1,432,569
Chugoku Marine Paints, Ltd. 37,400 757,761
Citizen Watch Co., Ltd. 153,700 1,778,234
CKD Corp. 37,600 1,449,245
#CK-San-Etsu Co., Ltd. 400 10,593
CMK Corp. 53,200 212,861
Coca-Cola Bottlers Japan
Holdings, Inc. 83,765 1,826,521
#Colowide Co., Ltd. 56,800 670,741
Computer Engineering &
Consulting, Ltd. 21,400 264,658
#Computer Institute of Japan,
Ltd. 42,900 135,786
COMSYS Holdings Corp. 74,100 2,670,257
#Comture Corp. 27,042 234,863
Copro-Holdings Co., Ltd. 9,000 47,956
Cosmo Energy Holdings Co.,
Ltd. 101,578 2,594,791
Cosmos Initia Co., Ltd. 6,800 49,989
Cosmos Pharmaceutical Corp. 35,600 1,372,839
#Cota Co., Ltd. 3,507 24,998
CREAL, Inc. 5,500 23,761
#Create Restaurants Holdings,
Inc. 178,800 813,531
Create SD Holdings Co., Ltd. 20,000 418,621
#Creek & River Co., Ltd. 7,100 60,305
Cresco, Ltd. 22,700 197,442
Cross Cat Co., Ltd. 1,800 10,912
Cross Marketing Group, Inc. 1,400 5,512
Cross Plus, Inc. 900 7,667
CTI Engineering Co., Ltd. 13,000 233,943
CTS Co., Ltd. 3,500 19,320
*CUC, Inc. 7,900 46,531
Curves Holdings Co., Ltd. 42,605 223,486
CyberAgent, Inc. 348,866 2,779,485
#Cybozu, Inc. 20,100 266,538
Dai Nippon Printing Co., Ltd. 257,400 4,875,168
Dai Nippon Toryo Co., Ltd. 14,500 113,998
Daicel Corp. 196,427 1,544,291
Dai-Dan Co., Ltd. 70,600 1,253,820
Daido Metal Co., Ltd. 41,100 229,229
Daido Steel Co., Ltd. 111,300 1,294,789
Daiei Kankyo Co., Ltd. 18,200 437,274
Daifuku Co., Ltd. 207,000 8,956,064
Daihatsu Infinearth Mfg Co.,
Ltd. 17,000 320,028
Daiho Corp. 24,100 113,960
Daiichi Jitsugyo Co., Ltd. 7,100 144,759
#Daiichi Kigenso Kagaku-
Kogyo Co., Ltd. 4,500 65,760
Daiichi Life Group, Inc. 2,539,861 23,339,395
Daiichi Sankyo Co., Ltd. 853,000 14,090,109
Daiichikosho Co., Ltd. 46,800 484,859
Shares Value †
JAPAN — (Continued)
Daiki Aluminium Industry Co.,
Ltd. 20,700 $ 193,520
Daikin Industries, Ltd. 154,999 21,725,874
#Daikoku Denki Co., Ltd. 8,600 129,298
#Daikokutenbussan Co., Ltd. 8,000 245,302
Daikyonishikawa Corp. 43,200 234,877
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 36,400 247,614
Daio Paper Corp. 91,200 554,632
Daiseki Co., Ltd. 24,643 662,839
Daishi Hokuetsu Financial
Group, Inc. 179,700 2,245,318
#Daishinku Corp. 21,600 100,898
Daisue Construction Co., Ltd. 8,900 194,522
Daito Bank, Ltd. (The) 2,100 12,852
Daito Pharmaceutical Co., Ltd. 16,600 133,580
Daito Trust Construction Co.,
Ltd. 232,805 5,226,432
Daitron Co., Ltd. 14,900 276,597
Daiwa House Industry Co., Ltd. 485,700 14,840,188
Daiwa Securities Group, Inc. 988,860 9,260,407
Daiwabo Holdings Co., Ltd. 52,600 1,076,470
DCM Holdings Co., Ltd. 65,700 612,538
Dear Life Co., Ltd. 30,800 206,178
Delica Foods Holdings Co.,
Ltd. 5,300 28,985
Denka Co., Ltd. 74,273 1,943,265
Denso Corp. 962,200 11,558,926
#*Dentsu Group, Inc. 103,099 1,964,542
Dentsu Soken, Inc. 44,700 627,263
#Denyo Co., Ltd. 3,400 78,109
Dexerials Corp. 137,400 2,140,724
#DIC Corp. 73,103 1,671,939
Digital Arts, Inc. 7,700 275,167
Digital Garage, Inc. 7,000 109,843
#Digital Hearts Holdings Co.,
Ltd. 12,900 68,490
Digital Information
Technologies Corp. 16,400 94,504
#dip Corp. 29,451 342,237
Disco Corp. 56,200 26,542,625
DKS Co., Ltd. 7,500 401,072
#DMG Mori Co., Ltd. 122,800 2,298,410
Double Standard, Inc. 2,000 17,230
Doutor Nichires Holdings Co.,
Ltd. 22,200 391,711
Dowa Holdings Co., Ltd. 34,600 2,092,273
DTS Corp. 104,200 678,243
Duskin Co., Ltd. 4,900 123,419
#DyDo Group Holdings, Inc. 14,800 239,229
Eagle Industry Co., Ltd. 15,700 281,830
Earth Corp. 10,500 306,882
East Japan Railway Co. 490,900 10,613,377
#EAT&HOLDINGS Co., Ltd. 1,200 15,063
Ebara Corp. 362,000 12,305,759
Ebara Jitsugyo Co., Ltd. 9,500 144,466
#Eco's Co., Ltd. 900 12,762
EDION Corp. 55,600 753,255

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
eGuarantee, Inc. 32,900 $ 370,559
Ehime Bank, Ltd. (The) 27,000 306,002
Eisai Co., Ltd. 154,153 4,610,670
EJ Holdings, Inc. 6,900 74,634
Elan Corp. 17,900 83,500
Elecom Co., Ltd. 35,900 371,360
Electric Power Development
Co., Ltd., Class B 90,300 2,221,413
#EM Systems Co., Ltd. 25,200 106,296
EN, Inc. 28,024 195,643
Endo Lighting Corp. 10,800 192,354
ENEOS Holdings, Inc. 1,953,600 16,462,326
Enomoto Co., Ltd. 3,100 64,985
#Envipro Holdings, Inc. 19,300 134,246
ERI Holdings Co., Ltd. 3,300 88,131
#ES-Con Japan, Ltd. 40,700 305,175
#Eslead Corp. 7,900 293,405
ESPEC Corp. 14,500 307,664
#Eternal Hospitality Group
Co., Ltd. 5,100 97,310
#Euglena Co., Ltd. 67,300 173,076
#eWeLL Co., Ltd. 6,000 76,347
#*ExaWizards, Inc. 47,000 215,047
Exedy Corp. 17,300 674,535
EXEO Group, Inc. 163,400 2,996,788
Ezaki Glico Co., Ltd. 24,700 892,765
F&M Co., Ltd. 4,500 59,787
FaithNetwork Co, Ltd. 3,000 14,530
FANUC Corp. 301,400 13,223,094
Fast Retailing Co., Ltd. 102,800 48,275,754
Feed One Co., Ltd. 16,800 119,430
#Ferrotec Corp. 30,701 1,475,247
#FFRI Security, Inc. 1,500 56,476
FIDEA Holdings Co., Ltd. 13,450 163,850
FINDEX, Inc. 6,700 33,820
Fintech Global, Inc. 216,100 175,136
#First Bank of Toyama, Ltd.
(The) 38,900 643,182
Fit Easy, Inc. 6,500 100,048
#Fixstars Corp. 27,600 222,625
FJ Next Holdings Co., Ltd. 5,500 52,787
Focus Systems Corp. 10,200 98,417
Food & Life Cos., Ltd. 76,500 4,429,731
Foster Electric Co., Ltd. 19,600 373,977
FP Corp. 29,000 424,715
#FP Partner, Inc. 6,900 97,398
#France Bed Holdings Co.,
Ltd. 8,500 69,159
Freebit Co., Ltd. 7,100 63,567
#*Fronteo, Inc. 21,000 104,126
F-Tech, Inc. 4,100 19,466
Fudo Tetra Corp. 15,224 287,760
Fuji Co., Ltd. 10,600 137,857
Fuji Corp. 45,800 1,773,488
Fuji Corp., Ltd. 13,700 70,377
#Fuji Die Co., Ltd. 4,400 27,854
Fuji Electric Co., Ltd. 91,333 7,626,383
Fuji Kyuko Co., Ltd. 25,497 367,718
Shares Value †
JAPAN — (Continued)
FUJI OIL Co., Ltd. 35,200 $ 748,229
Fuji Pharma Co., Ltd. 15,500 216,815
Fuji Seal International, Inc. 40,400 638,336
#Fujibo Holdings, Inc. 25,400 632,954
#Fujicco Co., Ltd. 14,300 139,345
FUJIFILM Holdings Corp. 656,300 12,103,679
Fujikura Composites, Inc. 17,800 285,336
Fujikura, Ltd. 2,088,900 79,594,282
Fujimi, Inc. 30,100 617,539
Fujisash Co., Ltd. 1,770 9,206
#Fujita Kanko, Inc. 35,400 461,066
Fujitsu, Ltd. 849,500 17,238,825
#Fujiya Co., Ltd. 8,800 135,899
FuKoKu Co., Ltd. 11,800 132,830
Fukuda Corp. 4,700 251,339
Fukuda Denshi Co., Ltd. 8,600 552,095
Fukui Bank, Ltd. (The) 13,000 311,094
Fukui Computer Holdings, Inc. 9,899 207,828
Fukuoka Financial Group, Inc. 127,400 5,208,843
Fukuyama Transporting Co.,
Ltd. 10,000 331,196
FULLCAST Holdings Co., Ltd. 18,500 191,605
Fumakilla, Ltd. 3,200 22,932
#Funai Soken Holdings, Inc. 57,600 411,678
Furukawa Co., Ltd. 18,700 493,440
Furukawa Electric Co., Ltd. 49,000 13,248,652
#Furuno Electric Co., Ltd. 17,200 786,982
#Furuya Metal Co., Ltd. 16,200 759,835
Furyu Corp. 15,500 126,410
Fuso Chemical Co., Ltd. 44,649 928,852
#Fuso Pharmaceutical
Industries, Ltd. 2,200 31,153
Futaba Industrial Co., Ltd. 63,800 396,956
Future Corp. 39,000 380,530
G-7 Holdings, Inc. 17,500 143,502
#GA Technologies Co., Ltd. 18,908 184,851
Gakken Holdings Co., Ltd. 27,400 168,906
Gakujo Co., Ltd. 7,000 71,204
Galilei Co., Ltd. 11,500 261,989
Gecoss Corp. 1,000 10,280
#Genki Global Dining
Concepts Corp. 11,400 202,458
#Genky DrugStores Co., Ltd. 18,300 420,992
Geo Holdings Corp. 22,800 270,478
Gift Holdings, Inc. 10,900 303,966
#giftee, Inc. 19,238 140,198
#Giken, Ltd. 9,701 111,617
Global Link Management KK 7,400 88,826
GLOBERIDE, Inc. 11,400 151,098
Glory, Ltd. 35,400 904,738
GLTECHNO HOLDINGS, Inc. 800 26,496
#GMO Financial Gate, Inc. 2,162 78,503
#GMO Financial Holdings, Inc. 45,300 296,883
#GMO GlobalSign Holdings
KK 2,100 25,556
GMO Payment Gateway, Inc. 15,000 744,711
#GMS Group Co., Ltd. 13,815 33,501
#Godo Steel, Ltd. 8,100 147,057

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
#Goldcrest Co., Ltd. 1,300 $ 27,708
Goldwin, Inc. 37,700 527,831
#Good Com Asset Co., Ltd. 300 2,826
Grandy House Corp. 6,000 20,523
Greens Co., Ltd. 8,295 122,224
grems, Inc. 7,850 141,316
GS Yuasa Corp. 71,901 2,898,431
GSI Creos Corp. 5,900 91,039
G-Tekt Corp. 20,600 237,149
#*Gumi, Inc. 19,000 39,042
Gunma Bank, Ltd. (The) 243,290 3,352,699
Gunze, Ltd. 22,400 516,027
H.U. Group Holdings, Inc. 37,500 744,472
H2O Retailing Corp. 75,700 1,116,382
Hachijuni Nagano Bank, Ltd. 313,900 4,249,634
Hagihara Industries, Inc. 8,600 90,058
Hakuhodo DY Holdings, Inc. 126,400 846,538
Hakuto Co., Ltd. 8,500 225,918
Halows Co., Ltd. 9,100 228,509
Hamakyorex Co., Ltd. 51,200 561,973
Hamamatsu Photonics KK 175,600 2,266,927
Hankyu Hanshin Holdings, Inc. 179,700 5,180,974
Hanwa Co., Ltd. 107,000 1,101,375
Happinet Corp. 29,800 507,554
Hard Off Corp. Co., Ltd. 4,300 55,676
Haseko Corp. 180,400 3,118,622
Hashimoto Sogyo Holdings
Co., Ltd. 1,500 11,994
Hazama Ando Corp. 121,000 1,470,176
Heiwa Real Estate Co., Ltd. 12,800 198,569
Heiwado Co., Ltd. 20,800 353,469
Hennge K.K. 18,900 115,181
Hibino Corp. 1,800 36,470
Hiday Hidaka Corp. 22,000 399,974
#Hioki EE Corp. 8,500 606,426
Hirano Tecseed Co., Ltd. 5,700 64,891
Hirata Corp. 23,600 487,196
Hirogin Holdings, Inc. 209,200 2,469,069
Hirose Electric Co., Ltd. 17,500 2,437,303
Hiroshima Electric Railway
Co., Ltd. 400 1,600
#Hiroshima Gas Co., Ltd. 4,300 10,894
#HIS Co., Ltd. 58,707 391,492
Hitachi Construction Machinery
Co., Ltd. 91,200 3,184,623
Hitachi, Ltd. 2,214,700 68,996,939
Hochiki Corp. 33,600 412,964
#Hoden Seimitsu Kako
Kenkyusho Co., Ltd. 3,400 63,333
Hodogaya Chemical Co., Ltd. 9,000 143,697
#Hokkaido Coca-Cola Bottling
Co., Ltd., Class CO 600 16,292
#Hokkaido Electric Power Co.,
Inc. 132,500 854,416
Hokkaido Gas Co., Ltd. 47,500 250,678
Hokkan Holdings, Ltd. 2,700 37,199
Hokko Chemical Industry Co.,
Ltd. 11,800 128,538
#Hokuetsu Corp. 43,300 245,644
Shares Value †
JAPAN — (Continued)
Hokuhoku Financial Group,
Inc. 76,700 $ 2,912,745
Hokuriku Electric Industry Co.,
Ltd. 1,700 29,833
Hokuriku Electric Power Co. 117,300 653,326
Hokuryo Co., Ltd. 3,100 52,918
Hokuto Corp. 22,025 256,927
Honda Motor Co., Ltd. 1,058,101 8,551,641
Honda Motor Co., Ltd.,
Sponsored ADR 200,895 4,889,784
H-One Co., Ltd. 18,800 151,283
#Honeys Holdings Co., Ltd. 14,300 133,140
Hoosiers Holdings Co., Ltd. 24,500 184,174
Horiba, Ltd. 20,900 2,894,164
Hoshizaki Corp. 63,200 2,056,455
Hosokawa Micron Corp. 8,100 306,002
#Hotland Holdings Co., Ltd. 4,200 42,267
House Foods Group, Inc. 30,100 577,202
#Howa Machinery, Ltd. 10,600 102,885
Hoya Corp. 210,772 39,140,201
HS Holdings Co., Ltd.,
Registered 11,200 80,406
Hulic Co., Ltd. 391,900 4,416,550
Human Technologies, Inc. 1,900 17,993
Hyakugo Bank, Ltd. (The) 177,100 2,006,015
Hyakujushi Bank, Ltd. (The) 56,400 855,151
#I K K Holdings, Inc. 5,400 28,154
Ibiden Co., Ltd. 172,380 14,828,387
IBJ, Inc. 17,700 81,212
#Ichibanya Co., Ltd. 44,100 243,429
Ichigo, Inc. 15,100 48,180
Ichikoh Industries, Ltd. 25,000 80,884
Ichinen Holdings Co., Ltd. 7,600 104,709
Ichiyoshi Securities Co., Ltd. 18,641 156,308
ID Holdings Corp. 3,800 24,371
#IDEA Consultants, Inc. 600 13,860
Idec Corp. 18,300 391,797
Idemitsu Kosan Co., Ltd. 553,900 4,766,499
IDOM, Inc. 263,600 2,217,063
IHI Corp. 659,600 12,008,799
Iida Group Holdings Co., Ltd. 92,200 1,300,290
#Iino Kaiun Kaisha, Ltd. 112,000 1,177,856
I'll, Inc. 8,810 133,973
i-mobile Co., Ltd. 3,500 11,704
Imuraya Group Co., Ltd. 4,600 69,042
#IMV Corp. 6,900 152,570
Inaba Denki Sangyo Co., Ltd. 18,600 313,234
#Inaba Seisakusho Co., Ltd. 7,800 82,477
Inabata & Co., Ltd. 19,200 473,552
Ines Corp. 7,800 102,885
#Infomart Corp. 176,200 484,619
INFRONEER Holdings, Inc. 161,500 2,196,722
Innotech Corp. 7,300 133,185
#Inpex Corp. 753,425 19,952,865
Insource Co., Ltd. 51,900 226,538
#Intage Holdings, Inc. 3,300 34,979
Intelligent Wave, Inc. 6,800 42,352
Internet Initiative Japan, Inc. 80,400 1,422,475

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
#Inui Global Logistics Co., Ltd. 15,500 $ 150,445
IPS, Inc. 5,700 116,761
Iriso Electronics Co., Ltd. 15,700 337,634
ISB Corp. 5,400 74,019
#Ise Chemicals Corp. 6,000 199,866
#Iseki & Co., Ltd. 12,500 134,568
Isetan Mitsukoshi Holdings,
Ltd. 256,600 4,861,653
Ishihara Sangyo Kaisha, Ltd. 29,000 557,959
#Ishikawa Seisakusho, Ltd. 3,000 41,103
#Istyle, Inc. 61,570 181,914
Isuzu Motors, Ltd. 461,500 6,320,022
Itfor, Inc. 14,100 154,942
#ITmedia, Inc. 7,400 75,037
Ito En, Ltd. 33,500 617,496
ITOCHU Corp. 2,537,900 31,386,683
Itochu Enex Co., Ltd. 27,900 341,484
Itoham Yonekyu Holdings, Inc. 12,720 423,716
#Itoki Corp. 36,300 733,158
IwaiCosmo Holdings, Inc. 18,500 436,808
#Iwaki Co., Ltd. 4,200 72,740
Iwatani Corp. 171,351 2,100,541
Iyogin Holdings, Inc. 191,800 3,693,899
Izumi Co., Ltd. 42,300 256,167
J Front Retailing Co., Ltd. 205,400 2,995,703
J Trust Co., Ltd. 60,800 259,177
JAC Recruitment Co., Ltd. 64,100 352,600
#Jade Group, Inc. 6,500 84,452
JANOME Corp. 8,600 61,191
Japan Airlines Co., Ltd. 160,700 2,516,562
Japan Airport Terminal Co.,
Ltd. 52,983 1,706,424
Japan Animal Referral Medical
Center Co., Ltd. 5,100 45,596
Japan Aviation Electronics
Industry, Ltd. 40,900 628,749
Japan Business Systems, Inc. 16,300 148,224
Japan Cash Machine Co., Ltd. 17,948 111,327
#*Japan Communications, Inc. 147,200 117,418
#Japan Electronic Materials
Corp. 13,000 584,027
Japan Elevator Service
Holdings Co., Ltd. 96,500 981,596
Japan Engine Corp. 800 62,793
Japan Exchange Group, Inc. 661,700 7,868,785
Japan Eyewear Holdings Co.,
Ltd. 5,000 71,249
#Japan Investment Adviser
Co., Ltd. 26,044 364,305
Japan Lifeline Co., Ltd. 52,040 466,253
Japan Material Co., Ltd. 64,000 726,154
Japan Medical Dynamic
Marketing, Inc. 3,500 12,284
Japan Post Holdings Co., Ltd. 857,400 9,974,412
Japan Post Insurance Co., Ltd. 320,400 3,119,047
Japan Property Management
Center  Co., Ltd. 4,100 33,908
Japan Pulp & Paper Co., Ltd. 59,400 419,994
Shares Value †
JAPAN — (Continued)
Japan Securities Finance Co.,
Ltd. 32,500 $ 445,902
Japan Steel Works, Ltd. (The) 37,800 2,288,914
#Japan System Techniques
Co., Ltd. 11,700 141,784
#Japan Tobacco, Inc. 514,500 19,256,198
Japan Transcity Corp. 14,800 109,934
#Japan Wool Textile Co., Ltd.
(The) 30,300 345,142
JBCC Holdings, Inc. 49,300 378,154
JCU Corp. 17,200 727,711
JDC Corp. 34,100 127,082
Jeol, Ltd. 34,800 1,393,954
JFE Holdings, Inc. 382,859 4,190,059
#JINS Holdings, Inc. 12,200 516,167
JINUSHI Co., Ltd. 9,500 203,695
JK Holdings Co., Ltd. 800 6,923
J-Lease Co., Ltd. 14,600 124,846
JM Holdings Co., Ltd. 24,600 213,811
J-Oil Mills, Inc. 13,800 173,397
Joshin Corp. 15,800 292,800
Joyful Honda Co., Ltd. 37,200 487,596
#JP-Holdings, Inc. 59,700 251,060
JSB Co., Ltd. 7,400 243,196
JSP Corp. 11,852 174,106
JTEKT Corp. 164,624 2,009,672
Juki Corp. 21,100 103,140
Juroku Financial Group, Inc. 70,500 926,323
Justsystems Corp. 16,100 379,627
JVCKenwood Corp. 326,700 2,466,329
JX Advanced Metals Corp. 4,100 125,325
Kadoya Sesame Mills, Inc. 1,800 18,367
Kaga Electronics Co., Ltd. 21,300 572,241
#Kagome Co., Ltd. 58,300 1,000,034
Kajima Corp. 270,724 10,567,746
Kakaku.com, Inc. 107,533 1,798,564
#Kamakura Shinsho, Ltd. 15,600 46,888
Kameda Seika Co., Ltd. 29,000 264,267
Kamei Corp. 13,500 275,677
Kamigumi Co., Ltd. 47,200 1,564,749
Kanaden Corp. 7,100 105,885
Kanadevia Corp. 140,586 1,071,183
Kanamic Network Co., Ltd. 12,600 43,741
Kanamoto Co., Ltd. 33,100 980,084
Kandenko Co., Ltd. 69,100 3,015,257
Kaneka Corp. 30,600 956,244
#Kaneko Seeds Co., Ltd. 300 2,697
Kanematsu Corp. 157,800 2,167,037
#Kanro, Inc. 15,300 107,009
Kansai Electric Power Co., Inc.
(The) 728,914 11,654,344
#Kansai Paint Co., Ltd. 128,481 1,920,594
Kanto Denka Kogyo Co., Ltd. 47,300 504,376
#Kao Corp. 339,142 12,625,982
#Kappa Create Co., Ltd. 17,800 172,428
Katitas Co., Ltd. 32,400 644,051
Kato Sangyo Co., Ltd. 5,000 196,229
Kato Works Co., Ltd. 7,900 71,335

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
KAWADA TECHNOLOGIES,
Inc. 29,700 $ 283,155
Kawai Musical Instruments
Manufacturing Co., Ltd. 1,100 19,269
Kawasaki Heavy Industries,
Ltd. 611,700 12,557,601
KDDI Corp. 1,851,900 30,519,331
#KeePer Technical Laboratory
Co., Ltd. 10,900 204,708
Keihan Holdings Co., Ltd. 84,212 1,743,299
#Keihanshin Building Co., Ltd. 26,400 318,744
Keikyu Corp. 121,190 1,185,180
Keio Corp. 345,375 1,624,996
Keisei Electric Railway Co.,
Ltd. 264,704 1,878,376
KEIWA, Inc. 16,200 123,745
Keiyo Bank, Ltd. (The) 69,600 964,242
Kenko Mayonnaise Co., Ltd. 6,300 85,190
Kewpie Corp. 51,200 1,361,151
#Key Coffee, Inc. 900 11,326
Keyence Corp. 54,800 24,933,729
KH Neochem Co., Ltd. 35,042 614,948
#Kibun Foods, Inc. 5,600 36,880
Kikkoman Corp. 397,900 3,622,120
#Kimura Chemical Plants Co.,
Ltd. 11,900 97,581
Kinden Corp. 48,100 2,572,823
#Kintetsu Department Store
Co., Ltd. 11,952 126,533
Kintetsu Group Holdings Co.,
Ltd. 118,875 2,528,384
*Kioxia Holdings Corp. 2,600 623,184
#Kirin Holdings Co., Ltd. 509,400 8,060,096
Ki-Star Real Estate Co., Ltd. 17,500 351,776
Kitagawa Corp. 1,300 12,825
#Kita-Nippon Bank, Ltd. (The) 3,400 101,867
Kitoku Shinryo Co., Ltd. 3,200 37,451
#Kitz Corp. 55,400 740,293
Kiyo Bank, Ltd. (The) 27,700 735,343
#*KNT-CT Holdings Co., Ltd. 6,800 84,965
KOA Corp. 28,184 338,485
Koa Shoji Holdings Co., Ltd. 2,000 10,989
Koatsu Gas Kogyo Co., Ltd. 3,700 25,972
Kobe Bussan Co., Ltd. 108,300 1,852,859
#Kobe Electric Railway Co.,
Ltd. 3,400 52,029
Kobe Steel, Ltd. 363,081 4,463,645
Kohnan Shoji Co., Ltd. 20,200 522,064
#Kohoku Kogyo Co., Ltd. 5,700 198,602
Kohsoku Corp. 800 14,958
Koito Manufacturing Co., Ltd. 134,253 2,178,650
#Kojima Co., Ltd. 20,200 155,459
Kokusai Electric Corp. 163,700 6,662,701
#Kokuyo Co., Ltd. 135,600 677,632
Komatsu, Ltd., Class R 590,612 24,712,950
KOMEDA Holdings Co., Ltd. 35,000 681,216
Komehyo Holdings Co., Ltd. 8,300 279,659
Komeri Co., Ltd. 12,100 257,513
Konami Group Corp. 56,900 6,862,640
Shares Value †
JAPAN — (Continued)
#Kondotec, Inc. 3,200 $ 29,610
Konica Minolta, Inc. 423,327 1,348,012
Konishi Co., Ltd. 38,500 349,609
Konoike Transport Co., Ltd. 21,700 392,166
Konoshima Chemical Co., Ltd. 6,500 74,953
Kosaido Holdings Co., Ltd. 95,100 367,765
#Kose Holdings Corp. 25,236 897,967
#Koshidaka Holdings Co., Ltd. 48,200 306,969
#Kotobuki Spirits Co., Ltd. 66,400 852,749
Kourakuen Corp. 9,500 65,898
KOZO KEIKAKU
ENGINEERING HOLDINGS,
Inc. 600 11,050
KPP Group Holdings Co., Ltd. 45,088 278,230
Kraftia Corp. 25,425 1,569,583
#KRS Corp. 11,300 222,099
K's Holdings Corp. 100,800 1,163,634
KU Holdings Co., Ltd. 7,900 57,421
Kubota Corp., Class R 854,335 13,918,619
Kumagai Gumi Co., Ltd. 81,800 784,566
Kumiai Chemical Industry Co.,
Ltd. 57,300 277,532
#Kura Sushi, Inc. 21,606 236,873
Kurabo Industries, Ltd. 8,300 502,115
#Kuraray Co., Ltd. 270,200 2,834,682
Kureha Corp. 22,600 562,458
Kurimoto, Ltd. 36,500 350,081
Kurita Water Industries, Ltd. 84,206 4,529,354
Kuriyama Holdings Corp. 2,300 26,786
Kusuri no Aoki Holdings Co.,
Ltd. 30,000 719,058
KYB Corp. 23,200 664,739
#Kyodo Printing Co., Ltd. 13,400 132,029
Kyoei Steel, Ltd. 14,463 175,267
#Kyokuto Boeki Kaisha, Ltd. 8,500 101,324
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 22,700 390,972
Kyokuyo Co., Ltd. 8,000 229,986
Kyorin Pharmaceutical Co.,
Ltd. 29,500 291,979
#Kyoritsu Maintenance Co.,
Ltd. 67,426 1,018,027
Kyosan Electric Manufacturing
Co., Ltd. 28,600 127,391
Kyoto Financial Group, Inc. 154,800 4,283,289
Kyowa Kirin Co., Ltd. 116,700 1,759,008
Kyushu Electric Power Co.,
Inc. 335,200 3,612,857
Kyushu Financial Group, Inc. 278,700 2,272,924
Kyushu Railway Co. 102,400 2,344,604
#LA Holdings Co., Ltd. 6,800 391,411
#Lacto Japan Co., Ltd. 9,300 197,329
Lasertec Corp. 57,400 15,637,063
LEC, Inc. 12,900 85,119
Leopalace21 Corp. 144,600 601,635
Life Corp. 35,400 582,602
Lifedrink Co., Inc. 37,200 334,243
LIFULL Co., Ltd. 7,600 9,263
#LIKE, Inc. 6,500 65,620

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
#Link And Motivation, Inc. 42,800 $ 151,857
Lintec Corp. 19,100 613,082
Lion Corp. 217,307 2,123,772
#LITALICO, Inc. 22,900 175,654
#Lixil Corp. 252,001 2,603,552
Loadstar Capital KK 11,800 227,785
Look Holdings, Inc. 2,200 36,333
Luckland Co., Ltd. 1,300 11,905
LY Corp. 2,169,866 5,709,044
#M&A Capital Partners Co.,
Ltd. 15,300 314,387
M3, Inc. 335,500 3,220,012
Mabuchi Motor Co., Ltd. 141,100 1,327,666
Macnica Holdings, Inc. 86,500 1,461,952
Maeda Kosen Co., Ltd. 40,800 475,421
#Maezawa Industries, Inc. 9,700 112,039
Makino Milling Machine Co.,
Ltd. 8,600 653,074
Makita Corp. 157,300 5,890,280
#Mammy Mart Holdings Corp. 4,000 28,487
Management Solutions Co.,
Ltd. 9,499 80,136
Mandarake, Inc. 5,200 11,050
#*Mandom Corp. 23,900 470,511
Mani, Inc. 65,100 709,970
#MarkLines Co., Ltd. 11,500 108,392
Marubeni Corp. 490,800 19,017,502
Marubun Corp. 11,500 85,568
#Maruchiyo Yamaokaya Corp. 6,200 121,464
Marudai Food Co., Ltd. 14,400 208,412
Marui Group Co., Ltd. 128,161 2,456,818
Maruwa Co., Ltd. 3,891 1,824,515
Maruzen Showa Unyu Co.,
Ltd. 9,100 451,211
Marvelous, Inc. 10,300 29,841
#Matching Service Japan Co.,
Ltd. 7,200 43,419
Matsuda Sangyo Co., Ltd. 12,100 512,709
Matsui Securities Co., Ltd. 54,500 319,616
MatsukiyoCocokara & Co. 283,200 4,131,299
Matsuoka Corp. 3,400 45,238
Matsuyafoods Holdings Co.,
Ltd. 9,500 318,879
Max Co., Ltd. 33,200 358,684
Maxell, Ltd. 35,189 447,989
Maxvalu Tokai Co., Ltd. 1,200 26,304
Mazda Motor Corp. 539,444 3,482,005
McDonald's Holdings Co
Japan, Ltd. 53,400 2,767,034
Mebuki Financial Group, Inc. 619,600 5,134,173
MEC Co., Ltd. 13,100 777,448
#Media Do Co., Ltd. 6,300 49,932
Medipal Holdings Corp. 119,100 2,134,915
#Medius Holdings Co., Ltd. 2,200 11,484
#*Medley, Inc. 19,800 284,545
Megmilk Snow Brand Co., Ltd. 29,000 584,793
Meidensha Corp. 28,000 1,511,630
Meiji Electric Industries Co.,
Ltd. 2,200 28,710
Shares Value †
JAPAN — (Continued)
MEIJI Holdings Co., Ltd. 205,674 $ 4,868,031
#Meiji Shipping Group Co.,
Ltd. 17,900 145,526
Meiko Electronics Co., Ltd. 25,200 5,089,691
Meisei Industrial Co., Ltd. 8,000 93,475
MEITEC Group Holdings, Inc. 42,900 860,163
Meiwa Corp. 21,400 113,347
Meiwa Estate Co., Ltd. 11,000 63,948
Members Co., Ltd. 6,100 41,885
Menicon Co., Ltd. 63,582 657,304
*Mercari, Inc. 97,200 2,340,913
METAWATER Co., Ltd. 22,600 488,906
Micronics Japan Co., Ltd. 28,600 2,365,311
#Midac Holdings Co., Ltd. 10,600 143,403
#Mie Kotsu Group Holdings,
Inc. 44,600 150,559
Milbon Co., Ltd. 7,770 126,686
MIMAKI ENGINEERING Co.,
Ltd. 19,000 181,264
MINEBEA MITSUMI, Inc. 300,859 5,997,789
#Mirai Industry Co., Ltd. 1,100 20,953
Miraini Holdings Co., Ltd. 19,740 237,704
MIRAIT ONE Corp. 63,600 1,633,173
Mirarth Holdings, Inc. 116,000 293,877
Miroku Jyoho Service Co., Ltd. 10,003 108,708
MISUMI Group, Inc. 176,800 4,049,234
#Mitachi Co., Ltd. 1,900 22,710
Mitsuba Corp. 37,700 274,261
Mitsubishi Chemical Group
Corp. 1,009,541 5,873,447
Mitsubishi Corp. 1,235,500 39,342,363
Mitsubishi Electric Corp. 757,800 30,132,107
Mitsubishi Estate Co., Ltd. 469,198 13,276,053
Mitsubishi Gas Chemical Co.,
Inc. 98,300 2,760,091
Mitsubishi Heavy Industries,
Ltd. 1,316,500 38,771,242
Mitsubishi Kakoki Kaisha, Ltd. 19,300 391,653
Mitsubishi Logistics Corp. 193,400 1,724,747
Mitsubishi Materials Corp. 97,023 3,152,683
#Mitsubishi Motors Corp. 489,219 955,929
Mitsubishi Paper Mills, Ltd. 20,700 123,113
#Mitsubishi Pencil Co., Ltd. 10,200 151,921
Mitsubishi Research Institute,
Inc. 7,300 209,164
Mitsubishi Steel Manufacturing
Co., Ltd. 8,100 92,783
Mitsubishi UFJ Financial
Group, Inc. 5,868,200 105,489,419
Mitsuboshi Belting, Ltd. 17,700 445,592
Mitsui & Co., Ltd. 1,045,736 39,345,646
Mitsui Chemicals, Inc. 343,696 4,156,242
Mitsui DM Sugar Co., Ltd. 10,500 222,121
Mitsui E&S Co., Ltd. 851,100 30,496,324
Mitsui Fudosan Co., Ltd. 1,325,100 14,413,279
#Mitsui High-Tec, Inc. 98,598 405,202
Mitsui Kinzoku Co., Ltd. 51,681 13,966,946
#Mitsui Matsushima Holdings
Co., Ltd. 17,700 153,049

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
#Mitsui-Soko Holdings Co.,
Ltd. 36,300 $ 910,830
Mitsuuroko Group Holdings
Co., Ltd. 12,600 160,410
Miura Co., Ltd. 62,800 1,294,031
#Miyaji Engineering Group,
Inc. 17,600 184,755
Miyazaki Bank, Ltd. (The) 51,100 645,333
Miyoshi Oil & Fat Co., Ltd. 5,400 73,709
Mizuho Financial Group, Inc. 1,093,200 46,893,784
Mizuho Medy Co., Ltd. 15,600 176,403
Mizuno Corp. 24,100 509,052
Mochida Pharmaceutical Co.,
Ltd. 8,700 186,819
Modec, Inc. 27,600 2,273,801
Monex Group, Inc. 22,200 95,201
Monogatari Corp. (The) 21,800 586,369
#MonotaRO Co., Ltd. 165,100 1,957,537
MORESCO Corp. 1,100 12,053
Morinaga & Co., Ltd. 44,400 758,204
Morinaga Milk Industry Co.,
Ltd. 53,800 1,629,398
Moriroku Co., Ltd. 4,200 65,156
Morita Holdings Corp. 27,400 439,925
Morito Co., Ltd. 6,600 80,781
#Moriya Transportation
Engineering & Manufacturing
Co., Ltd. 10,200 134,607
MOS Food Services, Inc. 21,500 541,256
MrMax Holdings, Ltd. 8,700 39,196
MS&AD Insurance Group
Holdings, Inc. 860,300 22,146,391
MTG Co., Ltd. 3,700 136,237
#Mugen Estate Co., Ltd. 15,000 211,927
#m-up Holdings, Inc. 53,000 243,853
Murata Manufacturing Co., Ltd. 737,000 24,249,207
Musashi Seimitsu Industry
Co., Ltd. 67,900 1,861,016
Musashino Bank, Ltd. (The) 51,600 785,665
Nachi-Fujikoshi Corp. 11,600 376,784
Nafco Co., Ltd. 2,300 31,835
#Nagaileben Co., Ltd. 4,300 46,456
Nagano Keiki Co., Ltd. 14,700 288,925
Nagase & Co., Ltd. 200,400 1,505,829
Nagase Brothers, Inc. 4,400 64,889
Nagoya Railroad Co., Ltd. 132,788 1,500,279
Naikai Zosen Corp. 400 30,758
Nakabayashi Co., Ltd. 6,500 23,975
#Nakakita Seisakusho Co.,
Ltd. 400 14,754
Nakanishi, Inc. 20,300 359,870
Nakayama Steel Works, Ltd. 26,506 100,134
Namura Shipbuilding Co., Ltd. 50,100 1,294,821
NANKAI Co., Ltd. 59,500 1,129,021
Nanto Bank, Ltd. (The) 72,500 687,965
Nanyo Corp. 1,700 15,633
Nareru Group, Inc. 4,800 69,164
NCD Co., Ltd. 5,700 89,444
*NE, Inc. 10,800 21,158
Shares Value †
JAPAN — (Continued)
NEC Corp. 656,901 $ 17,191,226
#Needs Well, Inc. 14,900 43,168
NEOJAPAN, Inc. 1,100 10,803
*Net Protections Holdings, Inc. 59,184 158,247
New Art Holdings Co., Ltd. 2,310 20,284
Nexon Co., Ltd. 196,300 3,310,186
Nextage Co., Ltd. 35,900 781,207
NexTone, Inc. 7,400 69,275
NGK Corp. 194,100 6,144,859
NH Foods, Ltd. 57,800 2,394,548
NHK Spring Co., Ltd. 157,251 2,877,993
Nice Corp. 1,200 14,802
Nichias Corp. 114,003 2,253,070
Nichicon Corp. 37,200 574,718
Nichiden Corp. 7,800 116,324
Nichiha Corp. 15,400 305,140
Nichimo Co., Ltd. 2,400 34,398
Nichirei Corp. 188,571 2,270,120
Nichireki Group Co., Ltd. 8,700 112,480
Nichirin Co., Ltd. 2,900 72,822
*NIDEC Corp. 269,800 4,126,930
Nifco, Inc. 60,403 1,778,497
#Nihon Dempa Kogyo Co., Ltd. 26,400 318,407
Nihon Denkei Co., Ltd. 700 10,765
Nihon House Holdings Co.,
Ltd. 4,500 8,672
Nihon Kohden Corp. 2,500 23,045
Nihon M&A Center Holdings,
Inc. 240,600 1,004,899
Nihon Nohyaku Co., Ltd. 46,000 290,023
Nihon Yamamura Glass Co.,
Ltd. 4,800 96,028
Nikkiso Co., Ltd. 80,700 1,368,818
Nikko Co., Ltd. 2,500 12,763
#Nikkon Holdings Co., Ltd. 51,300 1,664,005
Nikon Corp. 190,600 2,100,547
Nintendo Co., Ltd. 287,700 14,112,823
Nippi, Inc. 1,200 89,901
Nippn Corp. 28,100 475,551
Nippon Air Conditioning
Services Co., Ltd. 21,500 213,621
Nippon Aqua Co., Ltd. 7,800 34,245
#Nippon Avionics Co., Ltd. 9,600 393,912
Nippon Carbide Industries Co.,
Inc. 7,100 121,788
#Nippon Carbon Co., Ltd. 7,346 224,545
Nippon Chemical Industrial
Co., Ltd. 5,600 120,073
Nippon Chemi-Con Corp. 25,600 434,549
#*Nippon Coke & Engineering
Co., Ltd. 164,200 108,974
#Nippon Concrete Industries
Co., Ltd. 25,500 50,608
Nippon Denko Co., Ltd. 79,400 216,861
Nippon Densetsu Kogyo Co.,
Ltd. 10,700 333,895
Nippon Dry-Chemical Co., Ltd. 17,300 327,994
Nippon Electric Glass Co., Ltd. 53,362 2,773,578

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
NIPPON EXPRESS
HOLDINGS, Inc. 203,622 $ 5,328,827
Nippon Fine Chemical Co.,
Ltd. 2,300 37,354
Nippon Gas Co., Ltd. 59,900 1,024,230
Nippon Kayaku Co., Ltd. 101,300 1,116,721
#Nippon Kodoshi Corp. 4,500 182,636
Nippon Light Metal Holdings
Co., Ltd. 46,300 842,946
Nippon Paint Holdings Co.,
Ltd. 692,800 4,373,741
Nippon Paper Industries Co.,
Ltd. 96,901 811,296
Nippon Parking Development
Co., Ltd. 218,200 343,929
Nippon Rietec Co., Ltd. 8,600 148,725
Nippon Sanso Holdings Corp. 121,600 4,298,931
Nippon Seiki Co., Ltd. 30,600 497,551
Nippon Seisen Co., Ltd. 1,600 14,396
Nippon Sharyo, Ltd. 5,800 137,500
*Nippon Sheet Glass Co., Ltd. 105,201 321,568
Nippon Shinyaku Co., Ltd. 41,600 1,271,587
Nippon Shokubai Co., Ltd. 86,682 1,193,430
Nippon Signal Co., Ltd. 33,200 355,294
Nippon Ski Resort
Development Co., Ltd. 6,600 18,195
Nippon Soda Co., Ltd. 18,600 431,454
Nippon Steel Corp. 3,243,590 11,845,867
Nippon Thompson Co., Ltd. 42,800 300,983
#Nippon Yakin Kogyo Co., Ltd. 12,853 370,732
Nipro Corp. 160,594 1,556,697
Nireco Corp. 300 3,997
Nishimatsu Construction Co.,
Ltd. 13,000 477,841
Nishimatsuya Chain Co., Ltd. 16,000 204,103
Nishi-Nippon Financial
Holdings, Inc. 91,372 2,299,096
Nishi-Nippon Railroad Co., Ltd. 24,600 448,265
Nishio Holdings Co., Ltd. 17,000 467,566
Nissan Chemical Corp. 84,529 3,654,535
#*Nissan Motor Co., Ltd. 1,458,771 3,314,013
Nissan Tokyo Sales Holdings
Co., Ltd. 14,300 47,726
Nissei ASB Machine Co., Ltd. 7,400 383,447
#Nissha Co., Ltd. 26,500 212,568
Nisshin Oillio Group, Ltd. (The) 20,400 235,237
Nisshin Seifun Group, Inc. 132,344 1,684,017
Nisshinbo Holdings, Inc. 117,700 1,549,504
Nissin Foods Holdings Co.,
Ltd. 155,845 2,788,114
#Nisso Holdings Co., Ltd. 15,700 60,714
Nissui Corp. 251,900 1,966,751
Niterra Co., Ltd. 117,900 6,328,177
Nitori Holdings Co., Ltd. 230,000 3,253,215
Nitta Gelatin, Inc. 7,500 56,858
NITTAN Corp. 3,400 12,996
Nitto Boseki Co., Ltd. 13,600 2,476,909
Nitto Denko Corp. 528,500 10,109,306
Nitto Kogyo Corp. 19,000 548,642
Shares Value †
JAPAN — (Continued)
Nitto Seiko Co., Ltd. 7,800 $ 38,078
Nittoc Construction Co., Ltd. 9,700 72,794
Nittoku Co., Ltd., Class B 9,300 145,104
Noevir Holdings Co., Ltd. 12,791 357,108
NOF Corp. 111,500 2,284,005
Nojima Corp. 168,251 1,308,816
Nomura Co., Ltd. 48,600 362,860
Nomura Holdings, Inc. 1,044,400 8,374,261
*Nomura Holdings, Inc.,
Sponsored ADR 697,400 5,621,044
Nomura Micro Science Co.,
Ltd. 22,700 529,457
Nomura Real Estate Holdings,
Inc. 474,300 3,078,160
Nomura Research Institute,
Ltd. 253,708 6,705,967
Noritake Co., Ltd. 22,200 488,753
Noritsu Koki Co., Ltd. 18,900 250,746
Noritz Corp. 22,600 338,629
North Pacific Bank, Ltd. 209,300 1,324,946
NPC, Inc. 7,200 34,230
NS Solutions Corp. 32,400 745,362
NS Tool Co., Ltd. 9,800 54,220
NS United Kaiun Kaisha, Ltd. 10,700 518,937
NSD Co., Ltd. 36,100 619,117
NSK, Ltd. 324,906 2,629,021
NSW, Inc. 700 10,971
NTN Corp. 826,900 2,016,791
NTT, Inc. 14,944,100 14,543,092
#*Nxera Pharma Co., Ltd. 68,109 422,028
#Oat Agrio Co., Ltd. 2,100 36,196
#Obara Group, Inc. 6,600 233,330
Obayashi Corp. 395,600 9,237,104
OBIC Co., Ltd. 186,600 4,954,804
Odakyu Electric Railway Co.,
Ltd. 170,700 1,715,660
Odawara Engineering Co., Ltd. 700 8,867
#Oenon Holdings, Inc. 10,900 29,075
Ogaki Kyoritsu Bank, Ltd.
(The) 26,600 1,193,312
Ohara, Inc. 2,800 21,924
#Ohba Co., Ltd. 1,800 14,163
Ohsho Food Service Corp. 24,600 459,646
OIE Sangyo Co., Ltd. 900 13,095
Oiles Corp. 15,400 254,627
#Oisix ra daichi, Inc. 6,100 54,497
Oita Bank, Ltd. (The) 47,400 641,558
Oji Holdings Corp. 547,200 2,872,097
#Okabe Co., Ltd. 19,600 119,197
Okada Aiyon Corp. 3,400 47,711
Okamoto Industries, Inc. 3,600 129,109
Okamoto Machine Tool Works,
Ltd. 3,400 91,127
Okamura Corp. 33,900 541,258
Okasan Securities Group, Inc. 63,600 366,896
Oki Electric Industry Co., Ltd. 129,000 2,753,613
Okinawa Cellular Telephone
Co. 20,500 438,898

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
#Okinawa Electric Power Co.,
Inc. (The) 39,011 $ 232,764
Okinawa Financial Group, Inc. 12,879 462,709
OKUMA Corp. 37,900 1,082,304
Okumura Corp. 13,500 529,817
#Okura Industrial Co., Ltd. 9,500 300,995
#Okuwa Co., Ltd. 22,100 110,144
Olympus Corp. 738,200 7,285,194
Omron Corp. 111,300 3,958,233
Onamba Co., Ltd. 1,900 22,685
#One Career, Inc. 4,900 57,160
Ono Pharmaceutical Co., Ltd. 173,443 2,552,309
Onoken Co., Ltd. 18,100 161,012
Onward Holdings Co., Ltd. 108,300 509,346
Ootoya Holdings Co., Ltd. 1,300 56,329
Open House Group Co., Ltd. 53,100 3,104,574
Open Up Group, Inc. 47,900 536,145
Optex Group Co., Ltd. 29,500 550,448
*Optim Corp. 5,400 14,714
Oracle Corp. 20,400 1,125,284
Organo Corp. 15,500 1,560,831
Oriental Land Co., Ltd. 401,000 5,600,258
Oriental Shiraishi Corp. 83,000 197,033
#Oro Co., Ltd. 7,500 95,626
Osaka Gas Co., Ltd. 235,600 8,542,671
Osaka Organic Chemical
Industry, Ltd. 15,700 468,881
#*Osaka Steel Co., Ltd. 8,400 131,812
#OSAKA Titanium
Technologies Co., Ltd. 19,301 310,013
Osaki Electric Co., Ltd. 22,500 292,333
#OSG Corp. 44,300 923,853
Otsuka Corp. 156,126 2,887,790
Otsuka Holdings Co., Ltd. 271,600 19,758,399
OUG Holdings, Inc. 400 10,095
Oval Corp. 11,900 53,081
#*Oxide Corp. 2,000 58,645
OYO Corp. 9,900 172,976
Pack Corp. (The) 24,400 203,041
PAL GROUP Holdings Co.,
Ltd. 76,400 730,823
PALTAC Corp. 11,800 348,266
Pan Pacific International
Holdings Corp. 1,142,440 6,484,070
Panasonic Holdings Corp. 1,218,900 24,913,926
Park24 Co., Ltd. 107,400 1,252,846
#Pegasus Co., Ltd. 7,600 42,630
Penta-Ocean Construction
Co., Ltd. 240,760 2,688,683
#People Dreams &
Technologies Group Co., Ltd. 900 8,879
Persol Holdings Co., Ltd. 1,455,810 2,171,104
PHC Holdings Corp. 27,104 171,924
#PIA Corp. 4,926 110,022
Pickles Holdings Co., Ltd. 6,100 43,131
#Pigeon Corp. 85,200 917,216
PILLAR Corp. 13,100 762,401
Pilot Corp. 17,700 541,036
#*PKSHA Technology, Inc. 19,800 416,962
Shares Value †
JAPAN — (Continued)
#*Plaid, Inc. 10,800 $ 36,458
Plus Alpha Consulting Co., Ltd. 26,500 368,824
Port, Inc. 7,600 115,912
PR Times Corp. 7,100 95,963
Press Kogyo Co., Ltd. 75,700 381,145
Prestige International, Inc. 74,100 314,454
Prima Meat Packers, Ltd. 18,700 297,377
#Procrea Holdings, Inc. 19,646 450,703
#Pro-Ship, Inc. 13,900 135,980
PS Construction Co., Ltd. 17,200 294,048
Punch Industry Co., Ltd. 2,600 8,030
QB Net Holdings Co., Ltd. 10,000 86,596
Qol Holdings Co., Ltd. 22,910 257,455
Quick Co., Ltd. 32,600 174,957
Raccoon Holdings, Inc. 14,100 57,406
Raito Kogyo Co., Ltd. 29,900 732,689
Raiznext Corp. 21,600 311,653
RAKUMACHI, Inc. 1,700 9,568
Rakus Co., Ltd. 129,992 710,329
*Rakuten Bank, Ltd. 73,700 2,965,307
*Rakuten Group, Inc. 968,059 4,690,025
#Rasa Corp. 6,900 79,477
#Rasa Industries, Ltd. 31,400 426,401
Recruit Holdings Co., Ltd. 778,800 36,294,799
Relo Group, Inc. 59,301 740,766
#Renaissance, Inc. 1,600 10,353
Renesas Electronics Corp. 812,400 16,651,854
Rengo Co., Ltd. 182,600 1,431,506
#*RENOVA, Inc. 43,055 305,249
#Resol Holdings Co., Ltd. 300 13,573
Resona Holdings, Inc. 1,292,900 15,993,661
Resonac Holdings Corp. 147,518 13,381,630
Resorttrust, Inc. 236,200 2,633,237
Restar Corp. 14,700 269,132
Retail Partners Co., Ltd. 18,900 156,188
Rheon Automatic Machinery
Co., Ltd. 15,900 154,226
Rhythm Co., Ltd. 3,700 80,396
Ricoh Co., Ltd. 510,500 4,288,780
Riken Keiki Co., Ltd. 9,200 197,262
Riken Technos Corp. 30,500 323,091
Riken Vitamin Co., Ltd. 14,800 261,518
#Ringer Hut Co., Ltd. 12,000 169,771
Rinnai Corp. 59,500 1,352,471
Rion Co., Ltd. 6,200 133,927
Riso Kagaku Corp. 6,000 40,203
Riso Kyoiku Group Corp. 72,576 89,849
Rock Field Co., Ltd. 5,300 43,867
Rohto Pharmaceutical Co.,
Ltd. 143,048 2,100,009
#Roland Corp., Registered 14,600 380,594
Rorze Corp. 80,097 1,875,856
Round One Corp. 151,900 828,783
Royal Holdings Co., Ltd. 59,300 518,811
Ryobi, Ltd. 16,700 272,072
RYODEN Corp. 8,400 190,026
Ryohin Keikaku Co., Ltd. 407,600 9,408,055
#Ryoyo Ryosan Holdings, Inc. 24,648 426,254

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
#Ryoyu Systems Co., Ltd. 3,200 $ 62,283
S Foods, Inc. 13,000 235,768
S&B Foods, Inc. 4,300 126,499
SAAF Holdings Co., Ltd. 7,700 14,839
#Sac's Bar Holdings, Inc. 12,200 57,378
#Sagami Holdings Corp. 6,400 70,165
Saibu Gas Holdings Co., Ltd. 23,600 336,745
Saizeriya Co., Ltd. 29,300 949,836
Sakai Chemical Industry Co.,
Ltd. 10,500 248,588
Sakai Heavy Industries, Ltd. 2,800 36,326
Sakai Moving Service Co., Ltd. 18,700 346,780
Sakata INX Corp. 33,200 494,488
Sakata Seed Corp. 11,400 300,086
Sakura Internet, Inc. 5,900 117,846
Sala Corp. 32,500 215,692
#Samco, Inc., Class D 4,500 331,961
San Holdings, Inc. 10,000 88,702
San ju San Financial Group,
Inc. 64,000 655,499
San-A Co., Ltd. 20,400 428,295
San-Ai Obbli Co., Ltd. 35,400 520,704
Sangetsu Corp. 29,900 569,933
San-In Godo Bank, Ltd. (The) 104,100 1,244,244
#*Sanken Electric Co., Ltd. 13,500 805,494
#Sanki Engineering Co., Ltd. 75,000 1,152,963
Sanko Gosei, Ltd. 16,500 91,184
#Sanko Metal Industrial Co.,
Ltd. 11,077 87,723
Sankyo Co., Ltd. 155,100 1,828,083
#Sankyo Tateyama, Inc. 18,400 77,144
Sankyu, Inc. 34,300 1,849,558
#Sanoh Industrial Co., Ltd. 36,000 170,460
Sanoyas Holdings Corp. 15,500 30,663
#Sanrio Co., Ltd. 708,000 4,134,010
*Sansan, Inc. 64,400 515,759
Sansei Technologies, Inc. 11,000 149,306
#Sansha Electric
Manufacturing Co., Ltd. 200 1,325
Sanshin Electronics Co., Ltd. 8,000 137,583
#Santec Holdings Corp.,
Registered 5,000 891,484
Santen Pharmaceutical Co.,
Ltd. 222,895 2,298,576
Sanwa Holdings Corp. 96,900 2,206,924
Sanyo Chemical Industries,
Ltd. 9,100 289,774
Sanyo Denki Co., Ltd. 16,200 715,382
#Sanyo Electric Railway Co.,
Ltd. 2,500 31,492
Sanyo Trading Co., Ltd. 17,200 171,885
Sapporo Holdings, Ltd. 205,300 2,305,785
Sato Corp. 28,200 374,488
Sato Shoji Corp. 1,400 24,506
Sawai Group Holdings Co.,
Ltd. 55,700 748,034
SBI Holdings, Inc. 518,590 10,454,203
SBI Insurance Group Co., Ltd. 1,700 22,999
#SBS Holdings, Inc. 18,845 499,070
Shares Value †
JAPAN — (Continued)
SCREEN Holdings Co., Ltd. 103,898 $ 6,782,659
Scroll Corp. 24,000 202,929
Secom Co., Ltd., Class B 235,900 8,640,860
#Sega Sammy Holdings, Inc. 118,300 1,720,089
Segue Group Co., Ltd. 22,000 73,565
Seibu Giken Co., Ltd. 4,600 62,202
Seibu Holdings, Inc. 168,000 3,947,392
Seika Corp. 15,600 296,958
Seikitokyu Kogyo Co., Ltd. 25,600 237,368
Seiko Electric Co., Ltd. 5,400 86,838
Seiko Epson Corp. 246,800 3,301,849
Seiko Group Corp. 32,800 1,220,280
Seino Holdings Co., Ltd. 86,200 1,319,363
Seiren Co., Ltd. 23,200 470,055
Sekisui Chemical Co., Ltd. 303,100 4,581,171
Sekisui House, Ltd. 478,300 10,408,111
Sekisui Kasei Co., Ltd. 17,000 49,035
SEMITEC Corp. 4,500 69,264
Senko Group Holdings Co.,
Ltd. 120,900 1,423,828
Senshu Electric Co., Ltd. 9,200 356,364
Senshu Ikeda Holdings, Inc. 668,900 3,944,122
Septeni Holdings Co., Ltd. 62,300 167,374
SERAKU Co., Ltd. 3,200 27,139
Seria Co., Ltd. 34,700 749,558
Seven & i Holdings Co., Ltd. 1,294,200 15,452,272
#Seven Bank, Ltd. 504,200 850,388
#SFP Holdings Co., Ltd. 3,900 56,520
SG Holdings Co., Ltd. 190,100 1,773,563
#Sharingtechnology, Inc. 25,400 188,346
#*Sharp Corp. 224,433 801,316
Shibaura Machine Co., Ltd. 16,800 447,593
Shibaura Mechatronics Corp. 58,500 1,784,436
Shibusawa Logistics Corp. 19,800 160,341
Shibuya Corp. 10,400 226,311
#*SHIFT, Inc. 127,900 535,579
#Shiga Bank, Ltd. (The) 95,400 1,171,915
Shikibo, Ltd. 3,400 23,107
Shikoku Bank, Ltd. (The) 26,000 424,581
Shikoku Electric Power Co.,
Inc. 92,100 914,799
#Shima Seiki Manufacturing,
Ltd. 16,600 99,893
Shimadaya Corp. 3,200 34,817
Shimadzu Corp. 164,300 3,808,032
Shimano, Inc. 31,400 3,289,180
Shimizu Bank, Ltd. (The) 5,900 93,938
Shimizu Corp. 288,674 5,596,449
Shimojima Co., Ltd. 7,200 59,362
Shin Nippon Air Technologies
Co., Ltd. 19,500 442,998
#Shin Nippon Biomedical
Laboratories, Ltd. 9,400 85,899
Shinagawa Refra Co., Ltd. 22,400 273,023
Shindengen Electric
Manufacturing Co., Ltd. 5,400 113,545
Shin-Etsu Chemical Co., Ltd. 886,200 40,977,666
Shin-Etsu Polymer Co., Ltd. 27,500 373,265
Shinko Shoji Co., Ltd. 16,900 175,897

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Shinmaywa Industries, Ltd. 40,500 $ 659,816
#Shinnihonseiyaku Co., Ltd. 10,300 131,129
Shinsho Corp. 9,500 140,283
#Shinwa Co., Ltd. 3,900 75,285
Shionogi & Co., Ltd. 515,800 10,434,166
Ship Healthcare Holdings, Inc. 52,872 783,439
Shiseido Co., Ltd. 242,074 4,913,930
Shizuki Electric Co., Inc. 9,600 67,388
Shizuoka Financial Group, Inc. 335,000 5,881,018
#SHO-BOND Holdings Co.,
Ltd. 110,700 936,010
Shoei Co., Ltd. 48,252 538,237
Shoei Foods Corp. 7,400 193,140
Showa Sangyo Co., Ltd. 15,300 299,253
SIGMAXYZ Holdings, Inc. 47,100 192,061
Siix Corp. 35,584 291,112
Simplex Holdings, Inc. 82,100 460,521
Sinfonia Technology Co., Ltd. 12,300 1,118,503
Sinko Industries, Ltd. 35,100 273,041
SK-Electronics Co., Ltd. 600 12,827
SKY Perfect JSAT Corp. 113,600 2,501,005
Skylark Holdings Co., Ltd. 159,500 3,061,651
Skymark Airlines, Inc. 13,400 27,791
Smaregi, Inc. 1,500 22,877
SMC Corp. 20,000 9,709,965
SMS Co., Ltd. 60,800 690,235
#Socionext, Inc. 143,102 1,697,627
Soda Nikka Co., Ltd. 11,200 72,330
SoftBank Corp. 16,418,000 23,248,487
Softcreate Holdings Corp.,
Class B 5,600 63,610
Software Service, Inc. 600 43,189
Sojitz Corp. 162,820 6,088,671
Soken Chemical & Engineering
Co., Ltd. 12,600 270,968
Solasto Corp. 50,900 363,467
Soliton Systems K.K. 8,600 97,906
Sompo Holdings, Inc. 492,400 18,215,391
Sony Financial Group, Inc. 2,492,100 2,224,848
Sony Financial Group, Inc.,
ADR 6,400 28,160
Sony Group Corp. 3,798,600 75,460,526
#Sony Group Corp., ADR 32,000 642,880
Sotetsu Holdings, Inc. 53,200 896,767
Space Co., Ltd. 4,700 44,299
SPK Corp., Registered 3,400 27,598
#S-Pool, Inc. 67,200 102,062
Square Enix Holdings Co., Ltd. 166,600 2,612,145
SRA Holdings 2,000 57,369
#SRE Holdings Corp. 10,300 233,994
SRS Holdings Co., Ltd. 19,500 146,961
St Marc Holdings Co., Ltd.,
Registered 14,900 255,488
Star Mica Holdings Co., Ltd. 23,100 241,311
Startia Holdings, Inc. 4,900 87,178
Starts Corp., Inc. 21,800 668,447
Starzen Co., Ltd. 24,600 178,333
Stella Chemifa Corp. 6,400 218,908
#Step Co., Ltd. 1,600 23,463
Shares Value †
JAPAN — (Continued)
STI Foods Holdings, Inc. 1,500 $ 10,730
#Strike Group Co., Ltd. 28,200 236,462
#Studio Alice Co., Ltd. 1,200 13,730
Subaru Corp. 530,900 7,959,858
#Subaru Enterprise Co., Ltd. 3,400 73,986
Sugi Holdings Co., Ltd. 59,100 1,180,454
Sugimoto & Co., Ltd.,
Registered 5,300 41,296
Sukegawa Electric Co., Ltd. 2,700 103,379
#SUMCO Corp. 320,022 5,056,472
#Sumida Corp. 35,218 302,501
Sumitomo Bakelite Co., Ltd. 49,539 1,738,710
Sumitomo Chemical Co., Ltd. 1,176,300 3,825,293
Sumitomo Corp. 460,000 17,143,039
Sumitomo Electric Industries,
Ltd. 466,900 30,360,939
#Sumitomo Forestry Co., Ltd. 436,600 3,862,965
Sumitomo Heavy Industries,
Ltd. 92,252 3,101,852
Sumitomo Mitsui Financial
Group, Inc. 1,517,930 53,392,235
Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 884,884 18,786,087
Sumitomo Mitsui Trust Group,
Inc. 441,100 14,575,258
Sumitomo Osaka Cement Co.,
Ltd. 25,000 622,029
#*Sumitomo Pharma Co., Ltd. 84,200 923,914
Sumitomo Realty &
Development Co., Ltd. 374,600 11,577,089
#Sumitomo Rubber Industries,
Ltd. 167,900 2,163,773
#Sumitomo Seika Chemicals
Co., Ltd. 34,000 259,711
Sun Frontier Fudousan Co.,
Ltd. 5,700 97,664
#Suncall Corp. 44,271 476,880
Sundrug Co., Ltd. 55,900 1,345,909
Suntory Beverage & Food, Ltd. 102,300 2,937,033
#Sun-Wa Technos Corp. 7,300 149,303
Suruga Bank, Ltd. 560,500 8,276,679
Suzuden Corp. 2,600 28,372
Suzuken Co., Ltd. 39,082 1,384,162
#Suzuki Co., Ltd. 12,500 252,066
Suzuki Motor Corp. 1,180,500 13,171,911
Suzumo Machinery Co., Ltd.,
Class A 2,800 19,137
SWCC Corp. 20,100 2,031,741
Synchro Food Co., Ltd. 11,700 30,612
Sysmex Corp. 253,700 2,230,935
System Research Co., Ltd. 8,500 89,771
#System Support Holdings,
Inc. 12,000 81,937
#Systems Engineering
Consultants Co., Ltd. 5,400 103,551
Systena Corp. 146,600 398,530
#Syuppin Co., Ltd. 22,000 153,869
T Hasegawa Co., Ltd. 22,200 410,552
T&D Holdings, Inc. 339,893 8,224,844

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
#T. RAD Co., Ltd. 3,900 $ 276,500
Tachibana Eletech Co., Ltd.,
Class S 9,700 177,405
Tachi-S Co., Ltd., Class S 24,300 318,821
Tadano, Ltd. 73,700 646,207
Taihei Dengyo Kaisha, Ltd. 24,000 437,561
Taiheiyo Cement Corp. 97,861 2,228,187
Taiheiyo Kouhatsu, Inc. 1,300 7,516
Taiho Kogyo Co., Ltd., Class A 12,700 96,199
Taikisha, Ltd. 15,000 334,067
Taiko Bank, Ltd. (The) 2,600 41,579
Taisei Corp. 96,600 10,451,823
Taiyo Holdings Co., Ltd. 33,800 1,041,576
Taiyo Yuden Co., Ltd. 110,585 4,510,764
Takamatsu Construction
Group Co., Ltd. 11,500 248,413
Takaoka Toko Co., Ltd. 8,000 385,438
Takara & Co., Ltd. 5,600 120,609
Takara Holdings, Inc. 108,000 1,219,872
Takara Standard Co., Ltd. 20,000 378,290
Takasago International Corp. 45,800 342,539
Takasago Thermal
Engineering Co., Ltd. 59,300 1,705,152
#Takashima & Co., Ltd. 19,700 98,560
#Takashimaya Co., Ltd. 789,800 9,389,601
#TAKEBISHI Corp. 2,700 38,078
Takeda Pharmaceutical Co.,
Ltd. 917,700 30,862,314
Takeuchi Manufacturing Co.,
Ltd. 30,300 1,357,366
#Taki Chemical Co., Ltd. 4,100 119,699
#Tama Home Co., Ltd. 8,300 188,293
Tamron Co., Ltd. 96,100 662,928
Tamura Corp. 63,459 338,950
#Tanseisha Co., Ltd. 45,800 415,899
Taoka Chemical Co., Ltd. 4,300 24,724
TASUKI Holdings, Inc. 41,500 211,333
Tauns Laboratories, Inc. 7,900 24,551
Tayca Corp. 10,800 130,602
Tazmo Co., Ltd. 13,200 244,618
#TBK Co., Ltd., Class R 3,900 8,935
TDC Soft, Inc. 23,100 139,745
TDK Corp. 1,198,800 22,112,449
TechMatrix Corp. 30,100 347,858
#TECHNO HORIZON Co., Ltd. 7,800 58,735
Techno Ryowa, Ltd. 9,400 411,499
#Technoflex Corp. 5,900 180,157
Teijin, Ltd. 154,387 1,551,210
Teikoku Corp. 8,400 148,108
Tekken Corp. 8,200 254,836
Temairazu, Inc., Registered 600 9,415
Tera Probe, Inc. 4,600 299,123
Terasaki Electric Co., Ltd. 1,600 41,045
Terumo Corp. 914,500 11,654,105
#Tess Holdings Co., Ltd. 46,501 229,382
THK Co., Ltd. 66,708 2,500,087
TIS, Inc. 167,700 3,656,749
TKC Corp. 12,200 279,883
*TKP Corp. 7,400 80,420
Shares Value †
JAPAN — (Continued)
TOA Corp. 50,100 $ 890,070
TOA ROAD Corp. 20,000 200,759
Toagosei Co., Ltd. 21,200 230,324
TOBISHIMA HOLDINGS, Inc. 14,400 184,612
Tobu Railway Co., Ltd. 97,800 1,743,119
Tocalo Co., Ltd. 49,200 982,713
Tochigi Bank, Ltd. (The) 78,200 475,573
Toda Corp. 162,200 1,466,688
Toei Animation Co., Ltd. 36,200 604,084
Toenec Corp. 25,700 400,822
Togami Electric Manufacturing
Co., Ltd. 600 24,275
Toho Bank, Ltd. (The) 171,100 728,271
Toho Co., Ltd. 361,000 3,355,327
Toho Co., Ltd. 23,700 210,223
Toho Gas Co., Ltd. 108,000 817,728
Toho Holdings Co., Ltd. 17,300 493,923
Toho Titanium Co., Ltd. 28,300 605,893
#*Toho Zinc Co., Ltd. 12,799 93,110
Tohoku Electric Power Co.,
Inc. 274,600 1,907,419
#Tokai Carbon Co., Ltd. 185,100 1,321,763
Tokai Corp. 4,800 80,406
TOKAI Holdings Corp. 99,000 720,839
Tokai Rika Co., Ltd. 34,500 636,479
Tokai Tokyo Financial
Holdings, Inc. 170,589 766,374
Tokio Marine Holdings, Inc. 1,128,700 51,873,887
#Tokushu Tokai Paper Co.,
Ltd. 9,000 91,261
Tokuyama Corp. 55,300 1,410,864
Tokyo Base Co., Ltd. 27,500 73,003
*Tokyo Electric Power Co.
Holdings, Inc. 1,119,878 4,232,103
Tokyo Electron Device, Ltd. 18,800 414,499
Tokyo Electron, Ltd. 267,781 75,854,622
Tokyo Energy & Systems, Inc. 14,300 172,653
Tokyo Gas Co., Ltd. 195,800 8,334,042
Tokyo Keiki, Inc. 11,700 560,716
Tokyo Kiraboshi Financial
Group, Inc. 19,400 1,443,502
Tokyo Ohka Kogyo Co., Ltd. 68,200 3,954,342
#Tokyo Rope Manufacturing
Co., Ltd. 8,900 96,153
#Tokyo Sangyo Co., Ltd. 11,000 61,281
Tokyo Seimitsu Co., Ltd. 26,432 2,889,379
Tokyo Steel Manufacturing
Co., Ltd. 54,800 593,444
Tokyo Tatemono Co., Ltd. 158,100 3,631,039
#Tokyo Tekko Co., Ltd. 21,300 244,120
Tokyotokeiba Co., Ltd. 13,200 466,660
Tokyu Construction Co., Ltd. 69,300 650,966
Tokyu Corp. 313,700 3,332,080
Tokyu Fudosan Holdings Corp. 537,900 4,591,055
Toli Corp. 28,800 118,174
#Tomen Devices Corp. 3,000 290,610
Tomoe Engineering Co., Ltd. 9,000 101,426
#Tomoku Co., Ltd. 11,000 246,036
TOMONY Holdings, Inc. 147,700 833,201

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
Tomy Co., Ltd. 60,664 $ 985,420
Topre Corp. 35,999 546,515
Topy Industries, Ltd. 10,900 204,986
Toray Industries, Inc. 836,600 5,984,676
#Torex Semiconductor, Ltd. 1,300 16,368
#Toridoll Holdings Corp. 35,200 908,612
Torishima Pump
Manufacturing Co., Ltd., Class
A 11,800 242,468
Tosei Corp. 54,200 564,464
Toshiba TEC Corp. 32,500 558,932
Tosho Co., Ltd. 16,400 87,387
Tosoh Corp. 193,400 2,978,043
Totech Corp. 21,300 516,512
Totetsu Kogyo Co., Ltd. 16,700 588,265
TOTO, Ltd. 113,365 3,924,604
Towa Bank, Ltd. (The) 22,600 150,998
Towa Pharmaceutical Co., Ltd. 21,800 550,895
Toyo Corp. 6,700 76,062
Toyo Gosei Co., Ltd. 3,300 319,460
Toyo Kanetsu KK 9,400 164,000
Toyo Seikan Group Holdings,
Ltd. 62,800 1,298,039
Toyo Suisan Kaisha, Ltd. 47,900 3,298,178
#Toyo Tanso Co., Ltd. 10,100 391,226
Toyo Tire Corp. 113,600 2,769,954
Toyobo Co., Ltd. 88,279 802,767
Toyoda Gosei Co., Ltd. 90,200 2,663,319
Toyota Boshoku Corp. 74,117 1,044,321
Toyota Motor Corp. 5,232,801 100,946,092
#Toyota Motor Corp.,
Sponsored ADR 9,270 1,785,587
Toyota Tsusho Corp. 431,516 16,800,224
Traders Holdings Co., Ltd. 11,700 77,873
Transaction Co., Ltd. 29,535 213,542
*Transaction Media Networks,
Inc. 2,000 3,931
Transcosmos, Inc. 10,500 257,634
TRE Holdings Corp. 50,924 519,623
#Treasure Factory Co., Ltd. 12,000 130,411
Trend Micro, Inc. 51,000 1,782,177
#Tri Chemical Laboratories,
Inc. 24,000 490,093
Trusco Nakayama Corp. 36,500 503,810
#*Tsubaki Nakashima Co., Ltd. 16,500 34,326
Tsubakimoto Chain Co. 49,400 740,503
Tsubakimoto Kogyo Co., Ltd. 7,900 140,250
#Tsuburaya Fields Holdings,
Inc. 39,900 361,558
Tsugami Corp. 80,400 2,406,279
Tsukada Global Holdings, Inc. 21,500 85,064
Tsukishima Holdings Co., Ltd. 20,700 412,798
Tsukuba Bank, Ltd. 81,200 300,539
Tsumura & Co. 42,610 992,751
Tsuruha Holdings, Inc. 197,989 2,600,181
Tsurumi Manufacturing Co.,
Ltd. 11,000 152,535
UACJ Corp. 134,600 2,356,069
UBE Corp. 81,624 1,232,655
Shares Value †
JAPAN — (Continued)
Ubicom Holdings, Inc. 2,600 $ 15,646
Uchida Yoko Co., Ltd. 34,700 445,970
ULS Group, Inc. 21,800 68,862
Ulvac, Inc. 4,762 296,651
Umios Corp. 64,400 544,732
#U-Next Holdings Co., Ltd. 53,800 524,250
Unicharm Corp. 521,133 3,033,250
Unipres Corp. 38,400 320,766
#Unisia Holdings Co. 700 8,246
UNISOL Holdings Co.rp. 13,200 182,621
United Arrows, Ltd. 22,900 359,929
#United Super Markets
Holdings, Inc. 42,646 222,612
#*Universal Entertainment
Corp. 7,200 33,633
Urbanet Corp. Co., Ltd. 4,200 14,741
#User Local, Inc. 7,700 75,867
Ushio, Inc. 41,300 832,826
USS Co., Ltd. 210,000 2,271,466
UT Group Co., Ltd. 434,600 510,299
#V Technology Co., Ltd. 6,600 203,427
Valor Holdings Co., Ltd. 33,700 793,548
Valqua, Ltd. 11,600 428,601
#Value HR Co., Ltd. 7,300 65,032
#ValueCommerce Co., Ltd. 24,900 74,205
Vector, Inc. 26,500 210,708
Vega Corp. Co., Ltd. 700 7,196
Vertex Corp. 9,200 115,305
#Vision, Inc. 48,400 337,585
*Visional, Inc. 14,500 683,616
Vital KSK Holdings, Inc. 26,000 232,284
*VRAIN Solution, Inc. 2,400 49,698
VT Holdings Co., Ltd. 94,300 288,848
Wacoal Holdings Corp. 19,500 574,902
Wacom Co., Ltd. 114,200 522,519
#Wakachiku Construction Co.,
Ltd. 3,500 80,518
Wakita & Co., Ltd. 27,400 317,354
Warabeya Nichiyo Holdings
Co., Ltd. 12,700 224,654
#Waseda Academy Co., Ltd. 4,200 51,889
#Watahan & Co., Ltd. 100 900
WDB Holdings Co., Ltd. 1,200 11,410
Wealth Management, Inc. 800 5,498
#Weathernews, Inc. 24,000 311,668
Wellneo Sugar Co., Ltd. 4,900 83,582
West Holdings Corp. 25,545 468,989
West Japan Railway Co. 271,500 4,905,729
#Will Group, Inc., Preference 4,200 30,125
WingArc1st, Inc. 14,600 248,108
Workman Co., Ltd. 14,500 666,220
World Co., Ltd. 59,702 577,952
World Holdings Co., Ltd. 10,200 166,501
*W-Scope Corp. 42,800 62,272
Xebio Holdings Co., Ltd. 18,100 114,695
YAC Holdings Co., Ltd. 13,700 101,676
Yahagi Construction Co., Ltd. 27,300 371,421
Yakult Honsha Co., Ltd. 119,900 2,090,723

Dimensional International Core Equity Market ETF
continued
Shares Value †
JAPAN — (Continued)
YAKUODO Holdings Co., Ltd. 7,700 $ 86,334
YAMABIKO Corp. 26,394 655,197
YAMADA Consulting Group
Co., Ltd. 1,300 13,531
Yamada Holdings Co., Ltd. 465,817 1,552,575
Yamae Group Holdings Co.,
Ltd. 21,164 385,991
Yamagata Bank, Ltd. (The) 17,700 286,557
Yamaguchi Financial Group,
Inc. 119,600 2,050,765
Yamaha Corp. 297,200 2,133,627
#Yamaha Motor Co., Ltd. 584,600 4,126,018
Yamaichi Electronics Co., Ltd. 20,400 1,352,580
#Yamami Co. 1,200 31,626
Yamanashi Chuo Bank, Ltd.
(The) 19,100 655,742
#Yamatane Corp. 10,200 131,483
Yamato Holdings Co., Ltd. 129,243 1,455,278
Yamaura Corp. 7,400 68,048
Yamax Corp. 4,800 44,721
Yamaya Corp. 700 10,484
Yamazaki Baking Co., Ltd. 91,400 1,913,681
Yamazen Corp. 34,540 339,658
Yashima Denki Co., Ltd. 11,500 215,315
Yaskawa Electric Corp. 158,900 5,597,320
YE DIGITAL Corp. 8,200 48,141
Yellow Hat, Ltd. 49,400 478,222
Yodoko, Ltd. 15,700 134,252
Yokogawa Bridge Holdings
Corp. 26,300 491,746
Yokogawa Electric Corp. 182,500 6,362,257
Yokohama Financial Group,
Inc. 700,800 6,641,064
Yokohama Rubber Co., Ltd.
(The) 111,200 4,468,437
Yokorei Co., Ltd. 38,300 404,007
Yokowo Co., Ltd. 13,700 386,857
Yondenko Corp. 18,700 242,126
Yondoshi Holdings, Inc. 13,600 160,296
Yonex Co., Ltd. 32,600 550,667
#Yorozu Corp. 7,400 40,139
#*Yoshimura Food Holdings
KK 11,400 49,032
#Yoshinoya Holdings Co., Ltd. 47,000 947,468
#Yossix Holdings Co., Ltd. 5,100 105,284
Yotai Refractories Co., Ltd.,
Registered 100 1,065
Yuasa Co., Ltd. 12,700 483,833
#Yukiguni Factory Co., Ltd. 10,000 67,005
Yurtec Corp. 22,400 356,073
Yushin Co 3,100 13,195
*Yutaka Giken Co., Ltd. 2,200 42,047
Zacros Corp. 36,000 314,502
Zenrin Co., Ltd. 36,000 195,501
Zensho Holdings Co., Ltd. 61,500 3,384,158
Zeon Corp. 136,107 1,585,114
ZERIA Pharmaceutical Co.,
Ltd. 23,383 322,159
#Zero Co., Ltd. 2,000 42,436
Shares Value †
JAPAN — (Continued)
#ZIGExN Co., Ltd. 59,765 $ 155,605
Zojirushi Corp., Class B 23,800 238,448
ZOZO, Inc. 362,900 2,440,870
#Zuiko Corp. 5,400 30,256
TOTAL JAPAN 3,581,770,744
NETHERLANDS — (4.0%)
Aalberts NV, Registered 66,297 2,510,402
ABN AMRO Bank NV, Class
CV 436,125 15,138,113
Acomo NV 7,278 221,120
Ω#*Adyen NV 13,679 15,380,210
Aegon, Ltd. 246,629 2,032,097
Aegon, Ltd.- NYS 688,572 5,666,948
Akzo Nobel NV 118,640 6,941,821
Allfunds Group PLC 154,853 1,583,988
AMG Critical Materials NV 29,874 1,253,861
APERAM SA 47,965 2,553,317
Arcadis NV 29,024 1,239,294
ArcelorMittal SA 112,297 6,486,374
ArcelorMittal SA- NYS 204,084 11,675,646
ASM International NV 34,131 33,254,984
ASML Holding NV- NYS,
NVDR 156,128 224,666,631
ASML Holding NV, Class B 42,881 61,488,521
ASR Nederland NV, Class B 185,903 14,078,803
Ω*Basic-Fit NV 62,313 2,087,626
BE Semiconductor Industries
NV 37,534 10,884,015
#Brunel International NV 14,181 120,437
Coca-Cola Europacific
Partners PLC 100,400 9,527,919
Corbion NV 36,928 823,048
ΩCTP NV 75,415 1,422,524
*Flow Traders, Ltd. 35,732 1,149,319
ForFarmers NV 22,481 160,337
*Fugro NV 64 –
Fugro NV 87,383 1,265,930
HAL Trust 15,670 3,135,912
*Havas NV 50,736 964,155
Heineken NV 211,455 16,405,820
IMCD NV 32,156 3,777,711
ING Groep NV 1,484,289 43,101,978
*InPost SA 37,521 669,892
Kendrion NV 3,248 69,343
Koninklijke Ahold Delhaize NV 648,048 30,422,861
Koninklijke BAM Groep NV 268,171 2,939,727
Koninklijke Heijmans NV 22,896 2,311,140
Koninklijke KPN NV 3,722,781 19,930,992
Koninklijke Philips NV 376,508 9,888,812
Koninklijke Philips NV- NYS 316,890 8,346,882
Koninklijke Vopak NV 35,756 1,788,471
*Magnum Ice Cream Co. NV
(The) 57,968 844,408
#*Magnum Ice Cream Co. NV
(The) 87,710 1,309,510
#*Magnum Ice Cream Co. NV
(The) 5,761 84,069
Nedap NV 1,089 107,944

Dimensional International Core Equity Market ETF
continued
Shares Value †
NETHERLANDS — (Continued)
NN Group NV 244,542 $ 21,313,662
*Pharming Group NV 681,579 1,144,920
PostNL NV 215,609 239,642
#Randstad NV 31,225 920,839
SBM Offshore NV 105,194 4,496,609
ΩSignify NV 100,391 2,275,190
Sligro Food Group NV 8,331 127,045
TKH Group NV 41,842 2,136,078
#*TomTom NV 51,063 278,532
#Universal Music Group NV 831,151 17,369,270
Van Lanschot Kempen NV 25,427 1,944,726
Wolters Kluwer NV 124,062 9,666,148
TOTAL NETHERLANDS 641,625,573
NEW ZEALAND — (0.1%)
a2 Milk Co., Ltd. (The) 157,164 802,240
#Air New Zealand, Ltd. 740,122 185,193
Auckland International Airport,
Ltd. 821,497 3,990,174
Channel Infrastructure NZ, Ltd. 159,806 286,021
Chorus, Ltd. 130,580 748,034
Contact Energy, Ltd. 462,445 2,586,519
EBOS Group, Ltd. 73,779 924,350
Fisher & Paykel Healthcare
Corp., Ltd. 273,127 5,877,382
*Fletcher Building, Ltd. 234,803 385,691
Freightways Group, Ltd. 19,436 144,753
Genesis Energy, Ltd. 27,326 39,738
*Gentrack Group, Ltd. 60 213
Hallenstein Glasson Holdings,
Ltd. 44 254
#Heartland Group Holdings,
Ltd. 17,854 11,878
#Infratil, Ltd. 381,178 2,798,505
Mainfreight, Ltd. 25,163 874,070
Mercury NZ, Ltd. 252,255 995,054
Meridian Energy, Ltd. 608,497 2,034,879
NZME, Ltd. 136 89
NZX, Ltd. 234 193
*Oceania Healthcare, Ltd. 231,066 101,350
Port of Tauranga, Ltd. 50,389 246,233
*Ryman Healthcare, Ltd. 83,755 104,539
Sanford, Ltd. 52 229
Scales Corp., Ltd. 16,325 58,341
Skellerup Holdings, Ltd. 5,006 17,301
SKY Network Television, Ltd. 92 175
#*SKYCITY Entertainment
Group, Ltd. 265,447 99,239
Spark New Zealand, Ltd. 628,863 770,107
Summerset Group Holdings,
Ltd. 111,285 534,636
Tourism Holdings, Ltd. 87 106
Vector, Ltd. 144 411
#*Vista Group International,
Ltd. 136 151
TOTAL NEW ZEALAND 24,618,048
NORWAY — (0.9%)
2020 Bulkers, Ltd. 23,001 7,452
Shares Value †
NORWAY — (Continued)
ABG Sundal Collier Holding
ASA 252 $ 194
AF Gruppen ASA 9,003 172,461
Akastor ASA 92 154
Aker ASA, Class A 10,533 1,216,052
Aker BP ASA 226,254 8,770,364
Aker Solutions ASA 112,625 510,424
AKVA Group ASA 8 116
*Archer, Ltd. 15,724 48,596
*Atea ASA, Class A 33,819 567,855
Austevoll Seafood ASA 53,249 534,631
Ω#*AutoStore Holdings, Ltd. 300,682 383,020
Bakkafrost P/F 22,369 1,110,924
*BLUENORD ASA 17,457 1,105,301
Bonheur ASA 1,368 39,337
Borregaard ASA 37,253 610,298
Bouvet ASA 24,925 137,987
*BW Energy, Ltd. 3,963 24,581
ΩBW LPG, Ltd. 4,581 91,345
ΩBW LPG, Ltd. 81,703 1,625,699
BW Offshore, Ltd. 70,973 401,305
*Cadeler A/S 96,430 663,419
*Cadeler A/S, ADR 1,332 36,870
*Cloudberry Clean Energy
ASA 22,603 31,927
DNB Bank ASA 433,776 13,084,250
DNO ASA 319,753 681,605
DOF Group ASA 114,202 1,686,771
Ω*Elkem ASA 224,008 652,572
ΩElmera Group ASA 72,437 270,200
Elopak ASA 68,814 264,453
ΩEntra ASA, Class B 26,139 295,597
Equinor ASA 462,073 18,467,820
Equinor ASA, Sponsored ADR 30,886 1,258,604
ΩEuropris ASA 78,742 800,743
*FLEX LNG, Ltd. 9,512 308,474
#*FLEX LNG, Ltd. 3,681 119,375
#Frontline PLC 94,200 3,412,530
#Gjensidige Forsikring ASA 91,080 2,541,695
#Grieg Seafood ASA 33,009 128,734
Hafnia, Ltd. 212,337 1,875,119
*Himalaya Shipping, Ltd. 22,900 312,633
Hoegh Autoliners ASA 100,083 1,425,515
ΩKid ASA 24,280 344,001
Kitron ASA 129,826 1,401,171
ΩKlaveness Combination
Carriers ASA 14,662 161,710
*Kongsberg Automotive ASA 759,885 155,692
Kongsberg Gruppen ASA 186,868 6,227,193
#*Kongsberg Maritime A/S 186,868 1,219,726
Leroy Seafood Group ASA 125,715 614,074
#*LINK Mobility Group Holding
ASA 167,334 445,020
*Magnora ASA 21,193 68,687
Medistim ASA 711 17,197
Mowi ASA 202,091 4,462,139
MPC Container Ships ASA 415,312 978,612
ΩMulticonsult ASA 6,912 117,843

Dimensional International Core Equity Market ETF
continued
Shares Value †
NORWAY — (Continued)
*Napatech A/S 10,193 $ 36,268
NORBIT ASA 18,014 440,735
Norconsult Norge A/S 5,242 22,174
#*Nordic Semiconductor ASA 72,604 1,475,088
Norsk Hydro ASA 743,306 8,170,086
Ω*Norske Skog ASA 31,139 155,986
Norwegian Air Shuttle ASA 80,267 125,069
*NRC Group ASA 107,570 99,561
Odfjell Drilling, Ltd. 65,189 696,557
Odfjell SE, Class A 5,925 73,628
Odfjell Technology, Ltd. 15,618 117,522
*OKEA ASA 25,553 107,677
ΩOkeanis Eco Tankers Corp. 6,204 343,459
Orkla ASA 223,585 2,744,760
*Panoro Energy ASA 105,844 399,364
Paratus Energy Services, Ltd. 56,074 309,828
Pareto Bank ASA 1,970 14,188
*Pexip Holding ASA 37,369 272,758
*PhotoCure ASA 6,438 45,538
Ω*poLight ASA 26,106 16,585
Protector Forsikring ASA 30,590 1,534,334
Rogaland Sparebank 985 15,989
Salmar ASA 25,833 1,552,324
*SATS ASA 183,524 815,763
Ω*Scatec ASA 67,612 875,803
Sea1 offshore, Inc. 38,096 121,627
*SED Energy Holdings PLC,
Class A 86,634 80,650
Solstad Maritime ASA 53 164
Solstad Offshore ASA 27,618 195,053
SpareBank 1 Helgeland 324 5,782
Sparebank 1 Oestlandet 14,802 323,803
SpareBank 1 Sor-Norge ASA 104,695 2,250,876
Sparebanken More 1,509 18,654
Stolt-Nielsen, Ltd., Class R 12,565 407,911
Storebrand ASA 313,058 6,013,745
Subsea 7 SA 173,862 6,227,379
Telenor ASA 304,897 4,998,258
TGS ASA 150,136 2,428,941
TOMRA Systems ASA 93,159 938,840
Var Energi ASA 536,955 2,708,845
Veidekke ASA 43,769 877,958
Vend Marketplaces ASA,
Class B 75,037 2,055,278
*Vow ASA 67,281 17,937
Wallenius Wilhelmsen ASA,
Class B 114,782 1,463,370
Wilh. Wilhelmsen Holding
ASA, Class A 8,607 640,256
Wilh. Wilhelmsen Holding
ASA, Class B 562 37,577
Yara International ASA 89,684 5,196,362
Zalaris ASA 1,792 19,109
*Zaptec ASA 50,298 196,810
TOTAL NORWAY 139,576,296
PORTUGAL — (0.2%)
#Altri SGPS SA 34,075 199,458
Shares Value †
PORTUGAL — (Continued)
Banco Comercial Portugues
SA, Class R 4,896,787 $ 5,221,447
Corticeira Amorim SGPS SA 25,965 195,542
CTT-Correios de Portugal SA 45,043 338,689
#EDP Renovaveis SA 169,236 2,815,041
EDP SA 1,998,460 10,884,537
Galp Energia SGPS SA 324,117 7,588,888
Ibersol SGPS SA 1,952 27,478
Jeronimo Martins SGPS SA 155,202 3,724,935
#Mota-Engil SGPS SA 70,224 397,383
#Navigator Co. SA (The) 129,210 507,152
NOS SGPS SA 257,185 1,695,500
REN - Redes Energeticas
Nacionais SGPS SA 357,881 1,584,789
Semapa-Sociedade de
Investimento e Gestao 9,853 268,146
Sonae SGPS SA 696,056 1,590,556
*Teixeira Duarte SA 169,954 88,916
TOTAL PORTUGAL 37,128,457
SINGAPORE — (1.2%)
*AEM Holdings, Ltd. 231,516 1,336,141
ASL Marine Holdings, Ltd. 153,000 46,253
Aztech Global, Ltd. 89,200 72,142
Banyan Tree Holdings, Ltd. 300 146
Centurion Corp., Ltd. 128,300 165,217
China Aviation Oil Singapore
Corp., Ltd. 249,400 415,161
City Developments, Ltd. 384,000 2,460,398
ComfortDelGro Corp., Ltd. 1,609,400 1,870,293
*COSCO SHIPPING
International Singapore Co.,
Ltd. 370,500 34,910
CSE Global, Ltd. 523,816 563,486
DBS Group Holdings, Ltd. 1,060,482 48,712,808
Delfi, Ltd. 142,700 118,772
DFI Retail Group Holdings,
Ltd. 113,900 476,102
Far East Orchard, Ltd. 205 204
First Resources, Ltd. 445,500 1,220,835
Food Empire Holdings, Ltd. 146,100 373,983
Frencken Group, Ltd. 306,000 643,932
Genting Singapore, Ltd. 4,284,700 2,287,775
Geo Energy Resources, Ltd. 657,600 320,138
Golden Agri-Resources, Ltd. 1,160,800 287,112
GuocoLand, Ltd. 6,900 13,328
Hong Fok Corp., Ltd. 39,300 30,704
Hong Leong Asia, Ltd. 205,100 468,644
Hongkong Land Holdings, Ltd. 735,300 5,801,517
Hour Glass, Ltd. (The) 200 369
Hutchison Port Holdings Trust,
Class U 1,718,600 360,906
#iFAST Corp., Ltd. 176,900 1,212,624
ISDN Holdings, Ltd. 527 252
Keppel Infrastructure Trust 1,066,675 452,282
Keppel REIT 93,398 65,637
Keppel, Ltd. 840,600 7,174,687
LHN, Ltd. 185,100 93,019
Marco Polo Marine, Ltd. 1,072,900 132,264

Dimensional International Core Equity Market ETF
continued
Shares Value †
SINGAPORE — (Continued)
Nanofilm Technologies
International, Ltd. 107,100 $ 122,780
NETLINK NBN TRUST 1,523,700 1,208,384
Olam Group, Ltd. 357,590 286,398
OUE, Ltd. 21,500 18,739
Oversea-Chinese Banking
Corp., Ltd. 1,620,436 27,865,061
Propnex, Ltd. 28,600 39,300
Raffles Education, Ltd. 145,907 16,842
Raffles Medical Group, Ltd. 562,000 439,080
#Riverstone Holdings, Ltd. 318,300 186,199
SATS, Ltd. 504,218 1,306,521
Seatrium, Ltd. 2,341,137 4,319,950
Sembcorp Industries, Ltd. 767,600 4,008,119
Sheng Siong Group, Ltd. 405,400 964,518
SIA Engineering Co., Ltd.,
Registered 112,100 276,388
Sing Holdings, Ltd. 200 118
Singapore Airlines, Ltd. 1,463,900 7,230,129
Singapore Exchange, Ltd. 600,900 10,238,727
Singapore Land Group, Ltd. 12,100 35,534
Singapore Technologies
Engineering, Ltd. 1,120,800 9,434,240
Singapore
Telecommunications, Ltd. 3,288,400 11,851,718
#StarHub, Ltd. 252,300 209,994
UMS Integration, Ltd. 547,875 937,825
United Overseas Bank, Ltd. 660,300 18,742,762
UOB-Kay Hian Holdings, Ltd. 145,560 465,179
UOL Group, Ltd. 349,600 2,918,023
Venture Corp., Ltd. 192,200 2,444,851
Vicom, Ltd. 100 141
Wee Hur Holdings, Ltd. 419,600 238,868
Wilmar International, Ltd. 1,198,100 3,396,130
Wing Tai Holdings, Ltd. 64,500 81,540
Yangzijiang Shipbuilding
Holdings, Ltd. 2,043,200 6,914,681
TOTAL SINGAPORE 193,410,780
SOUTH AFRICA — (0.0%)
Valterra Platinum, Ltd. 25,540 2,066,674
TOTAL SOUTH AFRICA 2,066,674
SPAIN — (2.9%)
Acciona SA 18,532 5,378,211
Acerinox SA 172,733 2,822,554
ACS Actividades de
Construccion y Servicios SA 110,462 15,886,169
ΩAena SME SA 491,406 13,396,532
Almirall SA 60,065 886,376
Amadeus IT Group SA 264,243 15,188,517
#*Amper SA 309,378 67,212
#Atresmedia Corp. de Medios
de Comunicacion SA 93,829 570,142
Audax Renovables SA 41,218 69,818
Banco Bilbao Vizcaya
Argentaria SA 1,309,442 28,892,882
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 1,901,133 42,053,062
Shares Value †
SPAIN — (Continued)
Banco de Sabadell SA 3,795,839 $ 14,685,010
Banco Santander SA 4,976,278 60,592,349
Banco Santander SA,
Sponsored ADR 1,949,140 23,760,017
Bankinter SA 459,358 7,632,796
CaixaBank SA 2,041,069 25,953,909
ΩCellnex Telecom SA 241,636 8,112,357
CIE Automotive SA 15,067 512,555
Construcciones y Auxiliar de
Ferrocarriles SA 16,308 1,224,324
Corp ACCIONA Energias
Renovables SA 34,808 912,991
*Distribuidora Internacional de
Alimentacion SA 9,301 427,692
Ebro Foods SA 32,069 683,152
#*eDreams ODIGEO SA 27,133 110,922
Elecnor SA 18,664 828,679
Enagas SA 129,181 2,583,681
#*Ence Energia y Celulosa SA 58,178 166,929
Endesa SA 207,574 9,299,046
Faes Farma SA 139,707 795,652
Ferrovial NV 49,859 3,435,784
Ferrovial NV 279,769 19,178,984
Fluidra SA 61,198 1,427,867
ΩGestamp Automocion SA 137,336 519,553
ΩGlobal Dominion Access SA 32,519 126,455
*Grenergy Renovables SA 7,475 1,059,239
#Grifols SA 206,434 2,169,727
Grupo Empresarial San Jose
SA 15,098 147,530
Iberdrola SA 2,495,080 58,390,632
*Iberdrola SA 29,300 685,689
Indra Sistemas SA 59,989 3,434,759
Industria de Diseno Textil SA 571,919 33,933,539
Laboratorios Farmaceuticos
Rovi SA 9,270 863,408
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 301,746 421,215
Logista Integral SA 36,593 1,428,555
Mapfre SA 615,748 3,009,110
Melia Hotels International SA 108,478 1,413,747
Miquel y Costas & Miquel SA 16 263
Naturgy Energy Group SA 171,734 5,394,891
ΩNeinor Homes SA 26,019 507,878
*Nueva Expresion Textil SA 25,141 24,861
*Obrascon Huarte Lain SA 105,760 54,761
*Oryzon Genomics SA 35,149 114,788
*Pharma Mar SA 5,553 625,338
Prim SA 4 62
ΩProsegur Cash SA 237,514 182,214
Prosegur Cia de Seguridad SA 38,507 121,735
*Realia Business SA 136 165
Redeia Corp. SA 249,918 4,368,171
Renta 4 Banco SA 8 182
Repsol SA 821,370 21,948,677
Sacyr SA 356,864 1,958,298
*Solaria Energia y Medio
Ambiente SA 72,377 2,063,960
Ω#*Talgo SA 7,078 22,957

Dimensional International Core Equity Market ETF
continued
Shares Value †
SPAIN — (Continued)
*Tecnicas Reunidas SA 37,332 $ 1,544,114
#Telefonica SA 2,452,298 11,098,167
Telefonica SA, Sponsored
ADR 110,734 493,874
#Tubacex SA 7,551 25,554
ΩUnicaja Banco SA 710,707 2,302,661
Vidrala SA 12,180 1,098,726
Viscofan SA 29,801 2,097,480
*Vocento SA 52 47
TOTAL SPAIN 471,189,153
SWEDEN — (2.7%)
AAK AB 125,288 3,566,928
ΩAcadeMedia AB 88,922 951,510
AddLife AB, Class B 65,447 1,010,860
Addnode Group AB, Class B 42,195 218,229
#AddTech AB, Class B 194,858 7,021,872
AFRY AB 64,148 775,165
#Alfa Laval AB 142,102 8,416,854
ΩAlimak Group AB 39,385 464,009
Alleima AB 127,118 1,125,965
Alligo AB, Class B 9,327 139,927
ΩAmbea AB, Class B 84,253 1,275,829
AQ Group AB 34,245 809,126
Arjo AB, Class B 195,927 513,329
*Asmodee Group AB, Class B 72,802 974,953
Assa Abloy AB, Class B 412,495 15,667,132
Atlas Copco AB, Class A 1,527,597 28,762,459
Atlas Copco AB, Class B 393,883 6,592,460
Atrium Ljungberg AB, Class B 82,813 265,395
ΩAttendo AB 114,258 1,314,006
Avanza Bank Holding AB 99,226 3,553,170
Avarda Bank AB 7,158 129,204
Axfood AB 82,603 2,516,865
Beijer Alma AB, Class B 21,679 678,355
Beijer Ref AB, Class B 176,450 2,464,071
Bergman & Beving AB 7,656 258,595
Betsson AB, Class B 140,824 1,429,260
#*Better Collective A/S 20,952 322,028
*BHG Group AB 122,563 304,954
Bilia AB, Class A 19,341 262,565
Billerud Aktiebolag 158,440 1,078,883
Ω*BioArctic AB, Class B 24,501 857,491
BioGaia AB, Class B 48,361 620,462
Boliden AB 179,064 9,291,997
*Bonava AB, Class B 186,414 174,286
Ω*BoneSupport Holding AB 18,560 442,540
Ω*Boozt AB 37,732 482,463
ΩBravida Holding AB 160,564 1,655,639
Bufab AB 57,117 732,182
*Bulten AB 1,388 6,924
Byggmax Group AB 51,032 263,381
*Camurus AB 20,702 1,188,163
*Carasent AB 36,986 95,544
#Castellum AB 276,435 3,519,714
Catella AB 28 65
Catena AB 24,671 1,159,966
Cellavision AB 4,042 52,950
#*Cint Group AB 117,659 73,506
Shares Value †
SWEDEN — (Continued)
Clas Ohlson AB, Class B 42,231 $ 1,818,527
Cloetta AB, Class B 147,228 753,334
*Coffee Stain Group AB 72,294 169,055
ΩCoor Service Management
Holding AB 98,149 582,408
Dios Fastigheter AB 78,700 540,579
Ω*Dometic Group AB 349,490 1,178,578
Duni AB 12,603 115,788
Ω*Dustin Group AB 95,276 17,198
*Dynavox Group AB 77,888 689,904
Eastnine AB 19,984 95,472
#*Electrolux AB, Class B 235,588 1,295,595
Electrolux Professional AB,
Class B 129,235 646,042
#Elekta AB, Class B 281,703 1,621,363
*Embracer Group AB, Class B 82,129 560,138
Engcon AB, Class B 6,135 44,296
Ependion AB 1,214 16,664
Epiroc AB, Class A 336,794 9,595,748
Epiroc AB, Class B 63,907 1,576,279
EQT AB 141,394 4,532,848
Essity AB, Class A 16 423
Essity AB, Class B 399,529 10,558,355
Ω#Evolution AB 58,793 4,082,256
Fabege AB 125,449 1,047,454
Fagerhult Group AB 20,432 49,027
#*Fasadgruppen Group AB 12,393 26,991
#*Fastighets AB Balder, Class
B 503,101 2,987,534
*Fastighetsbolaget Emilshus
AB, Class B 95 542
FastPartner AB, Class A 13,033 55,784
Fenix Outdoor International AG 178 8,196
Getinge AB, Class B 172,132 3,414,956
Granges AB 85,894 1,612,619
H & M Hennes & Mauritz AB,
Class B 269,866 4,801,170
Hanza AB 21,496 316,449
Heba Fastighets AB, Class B 47,862 131,658
Hemnet Group AB 25,088 321,332
Hexagon AB, Class B 829,026 8,892,502
*Hexatronic Group AB 109,286 450,402
Hexpol AB 134,164 1,089,768
HMS Networks AB 6,534 380,660
Holmen AB, Class B 43,776 1,502,746
Hufvudstaden AB, Class A 65,336 866,495
Humana AB 41,263 216,307
*Humble Group AB 28,671 22,591
Husqvarna AB, Class B 84,885 403,694
Indutrade AB 143,397 3,056,441
Instalco AB 187,927 777,553
*International Petroleum Corp. 58,940 1,644,885
INVISIO AB 20,429 587,351
Inwido AB 50,354 763,591
JM AB 44,362 552,853
John Mattson
Fastighetsforetagen AB 1,685 10,727
*Karnell Group AB, Class B 10,444 77,891
*Karnov Group AB, Class B 5,994 43,342

Dimensional International Core Equity Market ETF
continued
Shares Value †
SWEDEN — (Continued)
Klarabo Sverige AB, Class B 18,230 $ 28,137
KNOW IT AB 18,324 156,861
#Lagercrantz Group AB, Class
B 146,425 3,817,347
Lifco AB, Class B 145,636 4,517,724
Lime Technologies AB 1,964 46,808
Lindab International AB 50,294 825,196
Logistea AB, Class B 71,228 107,782
Loomis AB, Class B 72,965 3,373,840
*Medcap AB 7,299 378,523
Medicover AB, Class B 36,501 818,638
MEKO AB 11,853 86,605
MIPS AB 5,670 166,817
*Modern Times Group MTG
AB, Class B 59,963 815,978
Momentum Group AB, Class B 10,532 121,805
ΩMunters Group AB 92,552 2,001,714
Mycronic AB 99,747 3,115,780
*NCAB Group AB 81,013 631,334
NCC AB, Class B 68,820 1,481,744
*Nelly Group AB 12,187 47,684
*Neobo Fastigheter AB 81,868 142,996
*Net Insight AB, Class B 33,425 12,030
New Wave Group AB, Class B 80,908 842,582
Nibe Industrier AB, Class B 939,585 4,196,290
*Nobia AB 692,278 128,999
Nolato AB, Class B 122,782 658,242
Nordnet AB publ. 96,545 3,161,852
*Norion Bank AB 32,372 184,045
Note AB 16,933 312,235
NP3 Fastigheter AB 12,193 343,311
Nyfosa AB 83,164 602,253
OEM International AB, Class B 8,751 136,582
#*Orron Energy AB 140,206 143,663
*Ovzon AB 5,100 29,822
Peab AB, Class B 168,136 1,625,587
Platzer Fastigheter Holding
AB, Class B 47,082 351,643
Proact IT Group AB 18,414 226,097
Ratos AB, Class B 149,676 528,369
RaySearch Laboratories AB,
Class B 20,936 427,007
Rejlers AB, Class B 7,121 111,604
*Rottneros AB 84 21
Rusta AB 18,386 200,317
Rvrc Holding AB 82,706 496,134
Saab AB, Class B 112,913 6,834,410
Sagax AB, Class B 111,526 2,210,775
*Samhallsbyggnadsbolaget i
Norden AB 983,478 357,168
*Samhallsbyggnadsbolaget i
Norden AB, Class D 112 100
Sandvik AB 496,163 20,544,974
Scandi Standard AB 27,287 440,041
ΩScandic Hotels Group AB 312,083 3,018,994
*Sdiptech AB, Class B 21,320 521,253
Sectra AB, Class B 80,111 2,209,744
Securitas AB, Class B 343,850 5,727,179
Ω#*Sinch AB 474,532 1,476,645
Shares Value †
SWEDEN — (Continued)
#*Sivers Semiconductors AB 180,655 $ 741,998
Skandinaviska Enskilda
Banken AB, Class A 739,586 14,480,918
Skandinaviska Enskilda
Banken AB, Class C 3,802 76,353
#Skanska AB, Class B 224,830 6,014,486
SKF AB, Class A 38 945
SKF AB, Class B 269,767 6,694,679
SkiStar AB 26,345 453,895
Solid Forsakring AB 511 5,286
SSAB AB, Class A 83,839 747,056
SSAB AB, Class B 523,784 4,712,522
*Stendorren Fastigheter AB,
Class B 8 162
*Stillfront Group AB 356,053 199,156
Storskogen Group AB, Class B 983,534 960,582
Svedbergs Group AB, Class B 5,619 33,221
Svenska Cellulosa AB SCA,
Class A 8 90
#Svenska Cellulosa AB SCA,
Class B 397,449 4,510,657
Svenska Handelsbanken AB,
Class A 696,928 9,834,083
#Svenska Handelsbanken AB,
Class B 6,673 160,263
Sweco AB, Class B 158,643 2,163,961
Swedbank AB, Class A 435,372 15,232,538
*Swedish Logistic Property AB,
Class B 43,273 177,032
*Swedish Orphan Biovitrum
AB, Class A 125,021 5,780,865
Synsam AB 73,045 446,865
Systemair AB 46,415 356,193
Tele2 AB, Class B 438,895 8,987,198
#Telefonaktiebolaget LM
Ericsson, Class A, Sponsored
ADR 12,476 147,342
Telefonaktiebolaget LM
Ericsson, Class B 1,843,224 21,586,195
Telia Co. AB 1,617,096 8,435,138
ΩThule Group AB 63,521 1,570,878
Trelleborg AB, Class B 130,901 5,302,878
#Troax Group AB 4,637 53,327
VBG Group AB, Class B 13,059 474,262
*Vestum AB 19,943 23,366
Vitec Software Group AB,
Class B 1,663 45,764
Vitrolife AB 40,700 460,585
Volati AB 1,178 10,568
Volvo AB, Class A 40,292 1,388,373
Volvo AB, Class B 1,088,651 37,547,805
#*Volvo Car AB, Class B 383,513 903,247
Wallenstam AB, Class B 221,773 938,686
Wihlborgs Fastigheter AB 155,075 1,366,056
TOTAL SWEDEN 433,854,347
SWITZERLAND — (7.6%)
ABB, Ltd., Registered 570,142 57,185,523
Accelleron Industries AG 62,951 6,729,370
Adecco Group AG 103,120 2,362,906

Dimensional International Core Equity Market ETF
continued
Shares Value †
SWITZERLAND — (Continued)
Alcon AG 99,337 $ 7,395,180
Alcon AG, ADR 264,835 19,828,196
Allreal Holding AG, Registered 11,402 3,112,751
ALSO Holding AG, Registered 3,848 789,232
*Amrize, Ltd. 53,260 2,864,323
*Amrize, Ltd. 332,003 18,152,865
*ams-OSRAM AG 67,406 1,071,359
APG SGA SA 708 163,409
#*Arbonia AG 38,651 204,116
#*Aryzta AG 18,760 1,496,866
Ascom Holding AG, Registered 19,521 131,546
Autoneum Holding AG 1,816 264,720
*Avolta AG 76,702 4,217,359
Banque Cantonale de Geneve,
Class BR 660 30,213
Banque Cantonale Vaudoise,
Registered 19,965 3,145,180
#Barry Callebaut AG,
Registered 2,488 3,719,036
*Basilea Pharmaceutica Ag
Allschwil, Registered 10,824 752,926
#Belimo Holding AG, Class R 5,718 5,213,137
Bell Food Group AG 1,843 440,218
Berner Kantonalbank AG,
Registered 3,077 1,601,354
BKW AG 12,840 2,564,552
Bossard Holding AG,
Registered, Class A 4,770 972,847
Bucher Industries AG,
Registered 5,216 2,064,257
Burckhardt Compression
Holding AG 2,507 1,673,364
Burkhalter Holding AG 5,768 1,365,940
Bystronic AG 1,046 260,279
Cembra Money Bank AG 22,874 2,794,720
Chocoladefabriken Lindt &
Spruengli AG 63 8,128,253
Chocoladefabriken Lindt &
Spruengli AG, Class PC 180 2,203,823
*Cicor Technologies, Ltd.,
Registered 2,699 474,193
Cie Financiere Richemont SA,
Registered 233,656 44,367,900
Cie Financiere Tradition SA,
Class BR 1,513 568,790
*Clariant AG, Registered 137,521 1,414,688
#Coltene Holding AG,
Registered 1,791 106,720
Cosmo NV 7,193 754,205
Daetwyler Holding AG, Class
BR 2,957 593,631
DKSH Holding AG 28,125 2,143,405
dormakaba Holding AG 20,659 1,371,015
*EFG International AG 85,462 1,835,895
Emmi AG, Registered 1,732 1,809,403
EMS-Chemie Holding AG 4,287 3,645,362
Flughafen Zurich AG,
Registered 15,056 4,266,236
Forbo Holding AG, Registered 855 802,468
Shares Value †
SWITZERLAND — (Continued)
Galderma Group AG 107,410 $ 22,496,973
ΩGalenica AG 37,793 4,023,102
#Geberit AG, Registered 23,222 15,654,547
Georg Fischer AG, Registered 44,388 2,420,183
Givaudan SA, Registered 6,035 21,491,561
Helvetia Baloise Holding AG,
Registered 51,804 14,175,636
Hiag Immobilien Holding AG 3,821 666,434
*Holcim AG 386,650 35,834,527
Huber + Suhner AG,
Registered 12,000 3,475,481
Implenia AG, Registered 14,333 1,127,140
Inficon Holding AG, Registered 8,908 1,644,799
Interroll Holding AG, Class R 600 1,253,628
Intershop Holding AG 3,483 755,344
Investis Holding SA 720 146,384
Julius Baer Group, Ltd.,
Registered 168,253 13,790,700
Jungfraubahn Holding AG,
Registered 4,070 1,420,766
Kardex Holding AG,
Registered 4,458 1,590,412
Kuehne + Nagel International
AG, Class R 32,285 7,542,318
*Landis+Gyr Group AG 56,794 3,805,391
Liechtensteinische
Landesbank AG 3,165 388,922
Logitech International SA,
Class R 30,650 3,007,584
#Logitech International SA,
Class R 72,553 7,203,062
Lonza Group AG, Registered 44,623 27,342,678
Luzerner Kantonalbank AG,
Registered 8,567 1,128,318
ΩMedacta Group SA 3,431 621,226
ΩMedmix AG 8,724 92,812
#Meier Tobler Group AG 1,545 66,774
#Metall Zug AG, Registered 15 13,906
Mikron Holding AG, Registered 3,544 73,866
Mobilezone Holding AG,
Registered 33,330 619,677
Mobimo Holding AG,
Registered 6,430 3,066,799
Ω*Montana Aerospace AG 29,632 776,748
Nestle SA, Registered 1,410,644 142,588,592
#Novartis AG, Class B,
Sponsored ADR 682,003 100,834,144
Novartis AG, Registered 317,649 47,075,659
OC Oerlikon Corp. AG
Pfaeffikon 158,465 691,974
Partners Group Holding AG 14,406 15,620,853
*Peach Property Group AG 2,024 12,889
Plazza AG, Registered, Class
A 56 31,936
Ω*PolyPeptide Group AG 12,990 633,679
PSP Swiss Property AG,
Registered 31,419 6,271,346
#*Rieter Holding AG,
Registered 40,690 169,357

Dimensional International Core Equity Market ETF
continued
Shares Value †
SWITZERLAND — (Continued)
Roche Holding AG 379,896 $ 154,668,994
Roche Holding AG, Class BR 12,013 5,016,873
Romande Energie Holding SA,
Registered 250 16,559
Sandoz Group AG 205,235 16,412,502
Sandoz Group AG, ADR 67,959 5,450,991
Schindler Holding AG, Class
PC 2,598 908,245
Schindler Holding AG,
Registered 15,681 5,253,401
Schweiter Technologies AG,
Registered 410 144,959
Ω*Sensirion Holding AG 3,820 329,222
SFS Group AG 14,494 2,205,468
SGS SA, Registered 121,421 13,141,197
*Siegfried Holding AG,
Registered 31,800 3,200,128
*SIG Group AG 193,356 3,132,562
Sika AG, Registered 65,964 12,120,743
*Softwareone Holding AG 22,509 198,653
#Softwareone Holding AG 35,213 310,458
Sonova Holding AG 25,427 5,566,271
St. Galler Kantonalbank AG,
Registered 1,306 1,073,791
Stadler Rail AG 41,644 1,211,965
Straumann Holding AG, Class
R 75,430 8,150,163
#Sulzer AG, Registered 13,710 2,601,578
Sunrise Communications AG 51,310 3,061,345
Swatch Group AG (The), Class
BR 22,404 5,178,087
#Swatch Group AG (The),
Registered 27,192 1,258,679
Swiss Life Holding AG,
Registered 20,209 23,691,083
Swiss Prime Site AG,
Registered 59,056 10,217,092
#Swiss Re AG, Registered 253,537 40,832,408
#Swisscom AG, Registered 26,312 22,256,106
Swissquote Group Holding SA,
Registered 7,942 4,009,336
Tecan Group AG, Class R 1,372 206,489
Temenos AG, Registered 36,265 3,426,870
TX Group AG 2,672 423,666
UBS Group AG 719,314 31,577,884
UBS Group AG 788,172 34,770,071
Valiant Holding AG 11,986 2,783,272
ΩVAT Group AG 15,573 11,609,308
Vaudoise Assurances Holding
SA 815 852,465
Vetropack Holding AG, Class
A 9,827 254,455
Vontobel Holding AG, Class R 22,576 1,911,043
VP Bank AG, Class A 649 71,369
#V-ZUG Holding AG 231 11,756
#Ypsomed Holding AG,
Registered 3,292 1,149,180
Zehnder Group AG,
Registered 8,773 737,019
Shares Value †
SWITZERLAND — (Continued)
Zug Estates Holding AG, Class
B 22 $ 66,952
Zuger Kantonalbank, Class BR 3 44,498
Zurich Insurance Group AG 76,235 53,010,157
TOTAL SWITZERLAND 1,233,227,171
UNITED KINGDOM — (12.1%)
Admiral Group PLC 176,854 8,117,904
ΩAirtel Africa PLC 833,120 4,014,354
AJ Bell PLC 196,257 1,386,749
Anglo American PLC 533,164 25,983,703
Antofagasta PLC 236,114 11,388,285
Associated British Foods PLC 183,734 4,561,393
AstraZeneca PLC 791,762 150,063,816
ΩAutotrader Group PLC 482,139 3,249,551
Aviva PLC 1,767,535 14,977,645
B&M European Value Retail
PLC 477 1,085
Babcock International Group
PLC 574,170 8,609,585
BAE Systems PLC 1,295,434 35,953,962
Balfour Beatty PLC 66 732
Barclays PLC 9,758,492 57,211,400
Barratt Redrow PLC,
Registered 636,361 2,167,840
Beazley PLC 475,271 8,240,648
Bellway PLC 81,954 2,123,686
*Berkeley Group Holdings PLC 67,496 2,940,431
BP PLC 11,186,630 88,742,725
British American Tobacco PLC 920,911 54,096,889
BT Group PLC, Registered 5,832,776 17,163,383
Bunzl PLC 200,712 6,605,670
*Burberry Group PLC 264,572 4,162,429
*Canal+ SA 476,661 1,485,841
Centrica PLC 3,289,712 9,601,997
*Close Brothers Group PLC 36 216
*Coca-Cola HBC AG 147,581 8,583,089
Compass Group PLC 1,080,503 30,524,210
Computacenter PLC 48,593 2,477,456
ΩConvatec Group PLC 940,738 2,694,689
Cranswick PLC 32,915 2,410,749
Croda International PLC 45,220 1,750,622
DCC PLC 65,808 4,954,021
Diageo PLC 1,233,043 24,646,786
Diploma PLC 64,822 6,112,956
Drax Group PLC 282,445 3,391,244
Dunelm Group PLC 72,998 745,930
easyJet PLC 186,833 892,631
#Endeavour Mining PLC 130,031 7,472,651
Endeavour Mining PLC 18,630 1,117,415
Entain PLC 1,833 13,540
Experian PLC 635,223 23,210,602
*Frasers Group PLC 83,528 744,002
Fresnillo PLC 163,153 7,171,975
Games Workshop Group PLC 23,808 6,305,277
*Glencore PLC 4,846,379 37,392,298
Grafton Group PLC 121,080 1,440,614
Grainger PLC 6,549 14,265
GSK PLC 2,372,932 62,183,381

Dimensional International Core Equity Market ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
Haleon PLC 4,781,660 $ 22,091,592
Halma PLC 177,595 10,635,139
Harbour Energy PLC 2,047 8,150
*Helios Towers PLC 161,378 438,136
Hikma Pharmaceuticals PLC 106,433 2,022,592
Hill & Smith PLC 9,061 316,431
Hiscox, Ltd. 204,897 4,309,987
Hochschild Mining PLC 202,963 1,718,202
Howden Joinery Group PLC 435,741 4,600,646
HSBC Holdings PLC,
Registered 9,017,142 165,291,398
IG Group Holdings PLC 212,888 4,347,900
IMI PLC 168,041 6,375,292
Imperial Brands PLC 622,402 23,689,368
Inchcape PLC 227,073 2,549,295
Informa PLC 766,409 8,254,372
InterContinental Hotels Group
PLC 91,586 13,105,957
International Workplace Group
PLC 416,886 1,046,860
Intertek Group PLC 104,366 6,717,873
Investec PLC 375,019 3,205,334
Ithaca Energy PLC 23,267 85,427
ITV PLC 2,555,870 2,778,422
J Sainsbury PLC 1,448,080 6,469,843
JD Sports Fashion PLC 933,604 853,782
JET2 PLC 72,033 1,078,655
Johnson Matthey PLC 117,546 3,319,119
Kingfisher PLC 1,236,053 4,810,381
Legal & General Group PLC 3,848,408 13,162,359
Lion Finance Group PLC 24,480 3,672,399
Lloyds Banking Group PLC 32,440,669 43,945,134
London Stock Exchange
Group PLC, Registered 141,975 18,424,030
Man Group PLC 377,136 1,306,795
Marks & Spencer Group PLC 1,430,112 6,414,827
Melrose Industries PLC 687,021 4,495,062
Mitie Group PLC 854,698 2,018,514
Mondi PLC 187,800 1,934,856
Morgan Sindall Group PLC 32,502 2,068,695
National Grid PLC 2,197,442 39,182,022
NatWest Group PLC 4,582,711 36,441,495
Next PLC 82,945 14,590,214
Ninety One PLC 63,473 185,782
*Ocado Group PLC 27 72
OSB Group PLC 259,504 1,861,861
Pan African Resources PLC 635,729 1,205,943
Pearson PLC 352,077 5,174,085
Pennon Group PLC 292,826 2,186,486
Persimmon PLC 234,690 3,370,846
Plus500, Ltd. 63,393 3,874,629
Prudential PLC 1,950,628 29,103,565
QinetiQ Group PLC 398,048 2,403,692
Reckitt Benckiser Group PLC 435,765 27,700,140
RELX PLC 936,284 34,122,101
Rentokil Initial PLC 1,191,173 7,991,115
Rightmove PLC 559,963 3,297,749
Rio Tinto PLC 541,726 54,090,154
Shares Value †
UNITED KINGDOM — (Continued)
Rolls-Royce Holdings PLC 4,557,533 $ 73,200,946
Rotork PLC 456,429 1,915,226
RS GROUP PLC 333,683 2,729,606
Sage Group PLC (The) 641,257 7,640,153
Schroders PLC 335,801 2,646,546
Serco Group PLC 819,697 3,134,345
Severn Trent PLC 178,551 7,931,341
Shell PLC 3,668,613 165,803,441
Smith & Nephew PLC 490,754 7,582,173
Smiths Group PLC 196,516 6,793,357
Softcat PLC 120,641 2,244,232
Spirax Group PLC 38,157 3,716,564
SSE PLC 793,735 28,484,810
St. James's Place PLC 417,938 6,920,011
Standard Chartered PLC 1,272,376 32,207,061
Standard Life PLC 273,755 2,812,246
Sunbelt Rentals Holdings, Inc. 325,547 24,436,374
Taylor Wimpey PLC 2,239,968 2,368,658
TBC Bank Group PLC 30,946 2,039,462
Tesco PLC 4,882,557 31,982,235
TP ICAP Group PLC 518,866 2,229,392
Unilever PLC 973,880 56,864,365
Unilever PLC 25,604 1,499,483
United Utilities Group PLC 482,130 9,545,377
*Vistry Group PLC 59,879 265,905
Vodafone Group PLC 14,197,219 22,619,632
Weir Group PLC (The) 160,218 5,778,054
WH Smith PLC 67,079 465,320
Whitbread PLC 133,349 4,048,017
*Wise PLC, Class A 186,244 2,661,099
WPP PLC 657,547 2,387,441
TOTAL UNITED KINGDOM 1,948,399,969
UNITED STATES — (0.1%)
Carnival PLC 30,238 809,447
*Coeur Mining, Inc. 187,864 3,375,916
*Coeur Mining, Inc. 50,734 909,492
*Flutter Entertainment PLC,
Class DI 54 5,819
*Gran Tierra Energy, Inc. 2,886 26,737
International Paper Co. 95,281 2,971,382
*James Hardie Industries PLC 182,246 3,812,842
#*Keel Infrastructure Corp. 277,356 840,389
*Keel Infrastructure Corp. 74,286 224,315
Ovintiv, Inc. 26,615 1,634,131
Sunococorp LLC 24,294 1,619,924
TOTAL UNITED STATES 16,230,394
TOTAL COMMON STOCKS 15,695,594,359
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Bayerische Motoren Werke AG
5.560% 17,172 1,564,149
#Dr. Ing. h.c. F. Porsche AG
1.980% 67,267 3,254,931
Draegerwerk AG & Co. KGaA
2.260% 6,458 681,042
Einhell Germany AG, Class P
1.970% 1,017 91,025

Dimensional International Core Equity Market ETF
continued
Shares Value †
GERMANY — (Continued)
FUCHS SE 2.910% 49,907 $ 2,352,270
Henkel AG & Co. KGaA
3.290% 153,894 11,210,606
Jungheinrich AG 3.120% 37,514 1,128,307
Porsche Automobil Holding SE
6.170% 88,884 3,230,136
#Sartorius AG 0.340% 10,486 2,671,686
Sixt SE, Class A 4.660% 14,440 989,226
STO SE & Co. KGaA 0.300% 157 18,896
Volkswagen AG, Class A
7.380% 200,684 20,297,221
TOTAL GERMANY 47,489,495
TOTAL PREFERRED
STOCKS 47,489,495
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*<Constellation Software, Inc.
03/31/40 3,799 –
TOTAL CANADA –
Shares Value †
ITALY — (0.0%)
#*<Webuild SpA 08/02/30 17 $ –
TOTAL ITALY –
UNITED KINGDOM — (0.0%)
*<Cazoo Group, Ltd. 12/06/28 3 –
*<Cazoo Group, Ltd. 12/06/28 2 –
*<Cazoo Group, Ltd. 12/06/28 2 –
TOTAL UNITED KINGDOM –
TOTAL RIGHTS/WARRANTS –
TOTAL INVESTMENT SECURITIES — (97.5%)
(Cost $11,459,841,422) 15,743,083,854
SECURITIES LENDING COLLATERAL — (2.5%)
@§The DFA Short Term
Investment Fund 34,269,905 396,502,806
TOTAL INVESTMENTS — ( 100.0% )
(Cost $11,856,344,228) $ 16,139,586,660
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $201,636,598 which represented 1.3% of the net assets of the Fund.
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ...................... $ 949,167,121 $ — $ 133,791 $ 949,300,912
Austria ....................... 61,690,063 — — 61,690,063
Belgium ...................... 144,629,104 — — 144,629,104
Canada ...................... 1,988,192,119 2 135 1,988,192,256
China ........................ 3,945 — — 3,945
Denmark ..................... 250,391,882 — — 250,391,882
Finland ....................... 195,387,498 — — 195,387,498
France ....................... 1,224,208,924 — — 1,224,208,924
Germany ..................... 1,147,290,166 — — 1,147,290,166
Hong Kong .................... 254,312,856 — — 254,312,856
Ireland ....................... 53,095,009 — — 53,095,009
Israel ........................ 222,500,247 — — 222,500,247
Italy ......................... 481,493,891 — — 481,493,891
Japan ........................ 3,581,770,744 — — 3,581,770,744
Netherlands ................... 641,625,573 — — 641,625,573
New Zealand .................. 24,618,048 — — 24,618,048
Norway ....................... 139,267,822 308,474 — 139,576,296
Portugal ...................... 37,128,457 — — 37,128,457
Singapore ..................... 193,410,780 — — 193,410,780
South Africa ................... 2,066,674 — — 2,066,674
Spain ........................ 470,503,464 685,689 — 471,189,153
Sweden ...................... 433,854,347 — — 433,854,347
Switzerland .................... 1,233,227,171 — — 1,233,227,171
United Kingdom ................ 1,948,399,969 — — 1,948,399,969

Dimensional International Core Equity Market ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
United States .................. $ 16,230,394 $ — $ — $ 16,230,394
Preferred Stocks
Germany ..................... 47,489,495 — — 47,489,495
Rights/Warrants
Canada ...................... — — — —
Italy ......................... — — — —
United Kingdom ................ — — — —
Securities Lending Collateral ........ — 396,502,806 — 396,502,806
Total Investments .................
$15,741,955,763 $397,496,971 $133,926> $16,139,586,660
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional International Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value †
COMMON STOCKS — (97.0%)
AUSTRALIA — (5.7%)
*29Metals, Ltd. 473,028 $ 81,620
Accent Group, Ltd. 272,262 120,382
Acrow, Ltd. 386,529 244,547
#Adairs, Ltd., Class B 108,329 101,248
*Aeris Resources, Ltd. 109,452 30,296
AGL Energy, Ltd. 464,193 3,197,142
*Alkane Resources, Ltd. 333,682 359,850
*Alkane Resources, Ltd. 307,046 336,124
ALS, Ltd., Registered 311,966 4,772,839
#Amotiv, Ltd. 280,505 1,296,730
AMP, Ltd. 4,082,002 4,284,735
*Amplitude Energy, Ltd. 405,165 511,219
Ampol, Ltd. 197,908 5,004,187
Ansell, Ltd. 212,775 4,041,581
#*Antipa Minerals, Ltd. 133,129 62,213
ANZ Group Holdings, Ltd. 547,003 14,413,237
APA Group 538,223 4,001,112
#*Appen, Ltd. 233,117 188,549
*Arafura Rare Earths, Ltd. 186,009 48,143
ARB Corp., Ltd. 36,266 484,965
Aristocrat Leisure, Ltd. 194,251 6,602,959
#ARN Media, Ltd. 169,792 34,180
ASX, Ltd. 71,795 3,138,308
#Atlas Arteria, Ltd., Class B 496,031 1,711,780
#AUB Group, Ltd. 118,098 2,182,094
*Aurelia Metals, Ltd. 1,940,893 404,667
Aurizon Holdings, Ltd. 2,636,826 7,905,246
*Ausgold, Ltd. 69,360 45,129
#Aussie Broadband, Ltd. 295,321 1,129,546
*Austal, Ltd. 498,655 1,477,050
#*Australian Agricultural Co.,
Ltd. 234,363 219,886
#Australian Clinical Labs, Ltd. 199,988 271,746
Australian Ethical Investment,
Ltd. 106,253 307,854
Autosports Group, Ltd. 6,982 12,148
*<AVZ Minerals, Ltd. 2,747 288
#*Baby Bunting Group, Ltd. 99,990 103,878
Bank of Queensland, Ltd. 1,111,025 5,359,746
#Bapcor, Ltd. 704,074 285,999
*BCI Minerals, Ltd. 424,869 116,074
#Beach Energy, Ltd. 2,621,412 2,214,476
Beacon Lighting Group, Ltd. 170 189
Beacon Minerals, Ltd. 20,812 43,392
Bega Cheese, Ltd. 507,692 2,007,525
Bell Financial Group, Ltd. 40,856 39,213
*Bellevue Gold, Ltd. 1,547,432 1,652,098
Bendigo & Adelaide Bank, Ltd. 639,298 4,913,364
BHP Group, Ltd. 1,468,542 56,717,911
#BHP Group, Ltd., Sponsored
ADR 459,751 36,458,254
Bisalloy Steel Group, Ltd. 21,865 72,940
#*Black Cat Syndicate, Ltd. 331,889 263,665
BlueScope Steel, Ltd. 372,245 7,972,550
Shares Value †
AUSTRALIA — (Continued)
#*Boss Energy, Ltd. 275,712 $ 275,530
Brambles, Ltd. 712,596 11,593,799
#Bravura Solutions, Ltd. 427,254 651,208
#Breville Group, Ltd. 118,791 2,557,014
Capral, Ltd. 21,063 184,747
Capricorn Metals, Ltd. 455,457 3,710,010
CAR Group, Ltd. 83,752 1,527,613
*Catalyst Metals, Ltd. 89,624 333,129
#*Catapult Sports, Ltd. 36,571 85,714
Cedar Woods Properties, Ltd. 103,640 552,878
Challenger, Ltd. 783,037 4,807,707
#Champion Iron, Ltd. 365,241 1,226,293
Civmec Australia, Ltd.,
Registered 83,100 92,003
Cleanaway Waste
Management, Ltd. 2,700,542 4,310,243
*ClearView Wealth, Ltd. 80,730 36,856
#Clinuvel Pharmaceuticals,
Ltd. 33,382 218,879
*Coast Entertainment
Holdings, Ltd. 532,455 170,349
Cochlear, Ltd. 17,189 1,161,653
Codan, Ltd. 106,709 3,197,618
Coles Group, Ltd. 645,287 10,257,452
Collins Foods, Ltd. 210,049 1,239,828
*Comet Ridge, Ltd. 172,154 20,422
Commonwealth Bank of
Australia 249,970 31,209,408
Computershare, Ltd. 219,989 4,773,293
#*<Corporate Travel
Management, Ltd. 139,878 302,701
CSL, Ltd. 9,595 857,943
Dalrymple Bay Infrastructure,
Ltd. 376,301 1,466,333
#Data#3, Ltd. 206,803 1,193,906
#*Develop Global, Ltd. 254,337 963,647
Dicker Data, Ltd. 133,546 851,633
#Domino's Pizza Enterprises,
Ltd., Class B 40,921 484,549
Downer EDI, Ltd. 1,026,288 5,467,456
*DUG Technology, Ltd. 24,827 38,019
Duratec, Ltd. 68,285 138,443
Dyno Nobel, Ltd. 3,214,974 7,558,282
#Eagers Automotive, Ltd. 190,760 3,291,519
*<Elanor Investor Group 136 15
#Elders, Ltd. 286,191 1,469,102
*Elevra Lithium, Ltd. 13,181 128,690
*Emeco Holdings, Ltd. 474,532 385,516
*Emerald Resources NL 586,022 2,435,228
#*EML Payments, Ltd. 376,767 113,768
#Endeavour Group, Ltd. 1,843,337 4,439,636
Energy One, Ltd. 2,537 26,448
Enero Group, Ltd. 41,960 14,028
EQT Holdings, Ltd. 26,403 370,536
Eureka Group Holdings, Ltd. 82,651 34,465

Dimensional International Core Equity 2 ETF
continued
Shares Value †
AUSTRALIA — (Continued)
#Euroz Hartleys Group, Ltd. 174 $ 139
Evolution Mining, Ltd. 1,545,000 13,218,230
#EVT, Ltd. 127,686 1,098,842
Fenix Resources, Ltd. 553,803 125,419
Fiducian Group, Ltd. 10,220 65,247
Finbar Group, Ltd. 58,931 31,352
FleetPartners Group, Ltd. 339,065 570,423
#Fleetwood, Ltd. 132,782 159,424
#Flight Centre Travel Group,
Ltd. 186,675 1,367,597
Fortescue, Ltd. 682,962 9,648,436
G8 Education, Ltd. 453,031 55,370
*Genesis Minerals, Ltd. 686,942 2,869,420
GenusPlus Group, Ltd. 29,314 196,632
GR Engineering Services, Ltd. 103,300 335,689
GrainCorp, Ltd., Class A 456,715 2,029,232
*Great Boulder Resources,
Ltd. 185,650 11,746
*Greatland Resources, Ltd. 91,000 874,723
GWA Group, Ltd. 297,619 427,946
Hansen Technologies, Ltd. 242,748 876,107
Harvey Norman Holdings, Ltd. 592,750 1,917,706
#Healius, Ltd. 1,287,297 467,378
Helia Group, Ltd. 422,476 1,628,039
Helloworld Travel, Ltd. 4,401 4,588
Horizon Oil, Ltd. 590,956 99,844
HUB24, Ltd., Registered 47,889 2,869,029
*IGO, Ltd. 666,615 3,560,916
Iluka Resources, Ltd. 660,983 3,839,719
Imdex, Ltd. 621,638 1,792,172
#Inghams Group, Ltd. 599,483 812,430
Insurance Australia Group, Ltd. 1,846,578 9,970,236
#Integral Diagnostics, Ltd. 302,116 484,369
#IPH, Ltd. 352,227 919,236
IRESS, Ltd. 242,957 1,172,060
IVE Group, Ltd. 183,581 341,842
JB Hi-Fi, Ltd. 91,938 5,088,278
*Judo Capital Holdings, Ltd. 1,272,463 1,303,641
Jupiter Mines, Ltd. 1,156,366 228,626
Karoon Energy, Ltd. 1,329,005 2,092,515
Kelsian Group, Ltd. 46,535 128,472
Kingsgate Consolidated, Ltd. 124,924 552,356
#Kogan.com, Ltd. 39,134 103,819
Korvest, Ltd. 1,796 20,582
L1 Group, Ltd. 445,149 358,444
Lendlease Corp., Ltd. 836,876 2,015,597
Lindsay Australia, Ltd. 137,128 58,660
Lottery Corp., Ltd. (The) 1,077,849 4,277,548
Lovisa Holdings, Ltd. 68,937 1,172,145
Lycopodium, Ltd. 25,569 233,829
#*Lynas Rare Earths, Ltd. 455,778 6,229,215
Maas Group Holdings, Ltd. 53,333 168,329
Macmahon Holdings, Ltd. 2,175,624 1,141,838
Macquarie Group, Ltd. 42,774 7,229,253
#*Macquarie Technology
Group, Ltd. 10,411 523,948
Mader Group, Ltd. 52 281
Shares Value †
AUSTRALIA — (Continued)
#Magellan Financial Group,
Ltd. 362,495 $ 2,658,276
#*Mayne Pharma Group, Ltd. 61,400 125,367
McMillan Shakespeare, Ltd. 94,063 1,066,469
Medibank Pvt., Ltd. 1,036,737 3,495,741
#*Megaport, Ltd. 25,256 166,325
#*Mesoblast, Ltd. 769,208 1,172,405
Metcash, Ltd. 1,661,536 3,249,201
#*Metro Mining, Ltd. 93,176 86,081
*Mineral Resources, Ltd. 79,657 3,648,626
Monadelphous Group, Ltd. 137,547 2,764,943
#Monash IVF Group, Ltd. 39,226 20,587
#MotorCycle Holdings, Ltd. 21,973 38,230
#Myer Holdings, Ltd. 854,296 159,691
#MyState, Ltd. 209,194 693,343
#*Nanosonics, Ltd. 38,491 96,026
National Australia Bank, Ltd. 653,605 18,739,947
Netwealth Group, Ltd. 143,513 2,430,885
#*Neuren Pharmaceuticals,
Ltd. 49,145 440,246
New Hope Corp., Ltd. 801,693 3,158,541
#*NEXTDC, Ltd. 459,273 4,701,958
NIB Holdings, Ltd. 645,312 3,085,242
#Nick Scali, Ltd. 135,896 1,454,786
*Nickel Industries, Ltd. 2,599,178 1,934,079
#Nine Entertainment Co.
Holdings, Ltd. 932,422 636,845
Northern Star Resources, Ltd. 807,488 12,191,390
NRW Holdings, Ltd. 818,547 3,601,579
*Nufarm, Ltd. 70,805 124,209
*Nuix, Ltd. 58,068 62,830
#Objective Corp., Ltd. 23,874 196,015
#*Omni Bridgeway, Ltd. 115,344 136,414
oOh!media, Ltd. 333,670 280,673
#*Ora Banda Mining, Ltd. 1,424,234 1,351,615
Orica, Ltd. 548,164 8,280,078
Origin Energy, Ltd., Class B 715,525 6,224,551
Orora, Ltd. 1,897,174 1,786,801
*Paladin Energy, Ltd. 184,275 1,526,219
*Pantoro Gold, Ltd. 391,967 915,863
Peet, Ltd. 291,260 374,828
Perenti, Ltd. 1,325,465 1,762,941
Perpetual, Ltd. 126,287 1,504,454
#Perseus Mining, Ltd. 1,964,813 7,670,416
#*PEXA Group, Ltd. 159,552 1,439,607
#Pinnacle Investment
Management Group, Ltd. 12,237 130,383
#*PLS Group, Ltd. 1,251,806 5,417,905
*<PPK Mining Equipment
Group 8 –
Praemium, Ltd. 322,319 157,577
Premier Investments, Ltd. 21,579 190,669
Pro Medicus, Ltd. 22,018 2,127,527
#Propel Funeral Partners, Ltd. 38,770 105,641
PWR Holdings, Ltd. 67,452 419,478
Qantas Airways, Ltd., Class B 224,180 1,355,473
QBE Insurance Group, Ltd. 1,439,861 23,126,057
*Qoria, Ltd. 23,815 5,051
Qube Holdings, Ltd., Class B 995,933 3,608,764

Dimensional International Core Equity 2 ETF
continued
Shares Value †
AUSTRALIA — (Continued)
Ramelius Resources, Ltd. 1,725,976 $ 4,169,384
#Ramsay Health Care, Ltd. 162,369 4,550,329
#REA Group, Ltd. 22,854 2,790,780
#Reece, Ltd. 7,176 70,732
Regis Healthcare, Ltd. 157,246 749,533
Regis Resources, Ltd. 1,244,983 6,193,945
Reliance Worldwide Corp., Ltd. 760,627 1,777,268
*Resolute Mining, Ltd. 3,990,554 3,328,044
Ricegrowers, Ltd. 354 3,232
Ridley Corp., Ltd. 431,619 865,770
Rio Tinto, Ltd. 179,161 21,562,384
*Sandfire Resources, Ltd. 751,881 8,816,596
Santos, Ltd. 3,296,590 18,960,630
SEEK, Ltd. 90,203 897,542
*Select Harvests, Ltd. 184,075 504,217
Servcorp, Ltd. 72,670 338,554
Service Stream, Ltd. 1,036,915 1,453,703
SGH, Ltd. 118,020 3,287,101
Shaver Shop Group, Ltd. 162,028 161,338
Sigma Healthcare, Ltd. 1,523,676 3,056,291
Sims, Ltd. 244,671 3,637,734
#*SiteMinder, Ltd. 84,251 184,139
SKS Technologies Group, Ltd. 4,206 20,200
SmartGroup Corp., Ltd. 177,850 1,153,342
Sonic Healthcare, Ltd. 228,699 3,250,639
South32, Ltd. 2,724,384 7,893,529
Southern Cross Electrical
Engineering, Ltd. 350,145 954,080
#Southern Cross Media
Group, Ltd. 356,076 145,920
SRG Global, Ltd. 859,897 1,780,479
#*St. Barbara, Ltd. 1,000,352 442,309
Stanmore Resources, Ltd. 550,998 923,004
Steadfast Group, Ltd. 999,217 3,045,955
Suncorp Group, Ltd. 771,512 9,490,532
Super Retail Group, Ltd. 224,692 1,911,042
*Superloop, Ltd. 500,455 1,208,933
Supply Network, Ltd. 3,919 89,260
Tabcorp Holdings, Ltd. 3,714,092 3,004,021
#Tasmea, Ltd. 6,112 24,300
Technology One, Ltd. 258,866 5,209,257
#*Telix Pharmaceuticals, Ltd. 27,598 297,623
Telstra Group, Ltd. 1,368,975 5,236,065
*Temple & Webster Group,
Ltd. 13,584 55,081
*<Ten Sixty Four, Ltd. 340 27
TPG Telecom, Ltd. 363,121 1,093,864
Transurban Group 630,507 6,346,230
*Tuas, Ltd. 88,531 376,167
#*Tyro Payments, Ltd. 625,025 328,033
Vault Minerals, Ltd. 1,634,229 5,275,421
Ventia Services Group Pty,
Ltd. 1,315,528 5,012,724
ΩViva Energy Group, Ltd. 1,476,804 2,611,895
Vulcan Steel, Ltd. 12,546 46,182
#*Vysarn, Ltd. 70,392 37,956
Washington H Soul Pattinson
& Co., Ltd. 76,450 2,317,816
*WEB Travel Group, Ltd. 422,772 805,471
Shares Value †
AUSTRALIA — (Continued)
#Webjet Group, Ltd. 257,182 $ 97,073
Wesfarmers, Ltd. 249,334 13,071,518
*West African Resources, Ltd. 1,660,244 3,521,209
Westgold Resources, Ltd. 234,843 919,634
Westgold Resources, Ltd. 1,078,578 4,148,616
Westpac Banking Corp. 771,434 21,352,924
#Whitehaven Coal, Ltd. 1,245,200 7,528,925
*<Wiluna Mining Corp., Ltd. 216 6
WiseTech Global, Ltd. 26,883 825,671
Woodside Energy Group, Ltd. 921,726 22,232,700
Woolworths Group, Ltd. 440,296 10,886,161
Worley, Ltd. 343,471 2,918,807
*Xero, Ltd. 45,205 2,601,306
#XRF Scientific, Ltd. 97,294 126,958
#Yancoal Australia, Ltd. 596,277 3,275,211
TOTAL AUSTRALIA 793,591,467
AUSTRIA — (0.7%)
*Addiko Bank AG, Class B 2,468 79,615
Agrana Beteiligungs AG 15,602 218,708
ANDRITZ AG 88,052 7,467,811
*AT&S Austria Technologie &
Systemtechnik AG 42,721 4,700,673
ΩBAWAG Group AG 104,128 17,796,839
CA Immobilien Anlagen AG 21,881 698,155
#DO & CO AG 12,259 2,487,809
Erste Group Bank AG 97,875 10,815,298
*Eurotelesites AG 27,092 149,367
EVN AG 38,588 1,310,439
*FACC AG 7,971 122,864
Frequentis AG 795 68,358
#*Lenzing AG 19,130 521,740
#Mayr Melnhof Karton AG 340 31,907
OMV AG 210,089 14,823,636
Palfinger AG 18,603 763,777
Porr AG 33,052 1,512,092
Raiffeisen Bank International
AG, Class V 32,954 1,793,667
#SBO AG 10,204 442,283
*Semperit AG Holding 6,487 113,382
Strabag SE, Class BR 28,161 2,969,801
Telekom Austria AG, Class A 141,529 1,607,077
#*UBM Development AG 1,069 21,380
UNIQA Insurance Group AG 126,592 2,420,526
#Verbund AG 27,209 2,047,505
Vienna Insurance Group AG
Wiener Versicherung Gruppe 44,474 3,338,889
voestalpine AG 163,524 8,420,964
Wienerberger AG 161,762 4,675,553
Zumtobel Group AG 18,894 79,789
TOTAL AUSTRIA 91,499,904
BELGIUM — (1.1%)
Ackermans & van Haaren NV 33,586 11,039,317
Ageas SA/NV, Class B 192,498 15,061,487
Anheuser-Busch InBev SA/NV 411,147 31,059,810
Anheuser-Busch InBev SA/NV,
Sponsored ADR 2,181 164,775
*Argenx SE 55 43,098
*Argenx SE, Sponsored ADR 3,361 2,627,361

Dimensional International Core Equity 2 ETF
continued
Shares Value †
BELGIUM — (Continued)
Barco NV 44,630 $ 498,663
Bekaert SA 44,678 2,198,576
*bpost SA 142,148 301,811
Cie d'Entreprises CFE 906 12,063
CMB Tech NV 13,847 190,673
CMB. Tech NV 69,652 953,891
Colruyt Group NV 53,403 2,057,238
Deceuninck NV 118,951 298,605
Deme Group NV 10,602 2,412,711
#D'ieteren Group 26,134 5,383,270
Econocom Group SA/NV 113,284 188,036
#*Elia Group SA/NV, Class B 27,301 4,528,389
EVS Broadcast Equipment SA 18,344 806,940
Fagron 92,184 2,595,270
*Immobel SA 2,245 58,200
Jensen-Group NV 722 58,100
KBC Group NV 237,021 31,487,693
Kinepolis Group NV 8,563 307,371
Lotus Bakeries NV 462 5,560,389
Melexis NV 30,230 2,530,160
#*Ontex Group NV 56,041 191,300
*Onward Medical NV 8,980 28,020
*Orange Belgium SA 5,975 147,188
Proximus SADP 278,353 2,125,655
#Recticel SA 35,505 420,656
Sipef NV 4,624 551,096
Solvay SA, Class A 130,908 4,284,362
#Syensqo SA 103,139 6,817,618
Tessenderlo Group SA 21,057 527,364
UCB SA 56,566 15,341,192
Umicore SA 106,350 2,143,268
Van de Velde NV 4,288 164,482
VGP NV 18,494 1,893,917
Viohalco SA 40 685
What's Cooking BV 62 10,400
TOTAL BELGIUM 157,071,100
CANADA — (12.5%)
*5N Plus, Inc. 124,081 2,987,388
Acadian Timber Corp. 5,816 73,496
*ACT Energy Technologies,
Ltd. 14,943 74,545
ADENTRA, Inc. 24,036 602,357
ADF Group, Inc. 11,700 87,851
#*Advantage Energy, Ltd. 265,526 2,015,196
Aecon Group, Inc. 115,644 4,244,783
AGF Management, Ltd., Class
B 100,501 1,196,177
Agnico Eagle Mines, Ltd. 168,904 31,789,422
Agnico Eagle Mines, Ltd. 112 21,018
#*Aimia, Inc. 14,826 29,628
*Air Canada 206,861 2,834,441
Alamos Gold, Inc., Class A 9,881 393,469
Alamos Gold, Inc., Class B 384,188 15,344,469
Algoma Central Corp. 1,928 31,276
Algoma Steel Group, Inc. 8,399 39,223
Algonquin Power & Utilities
Corp. 543,682 3,414,323
Alimentation Couche-Tard, Inc. 208,939 12,335,859
Shares Value †
CANADA — (Continued)
*Allied Gold Corp. 7,182 $ 215,497
AltaGas, Ltd. 363,288 13,588,268
Altius Minerals Corp. 21,643 783,448
#Altus Group, Ltd. 26,150 867,632
Amerigo Resources, Ltd. 81,008 341,625
Andrew Peller, Ltd., Class A 36,126 148,899
ARC Resources, Ltd. 851,940 20,167,149
*Aritzia, Inc., Class B 122,042 12,855,162
Atco, Ltd., Class I 54,988 2,751,622
#*Athabasca Oil Corp. 949,799 8,345,894
AtkinsRealis Group, Inc. 99,567 6,856,524
*ATS Corp. 16,720 542,564
#*ATS Corp. 55,497 1,796,894
#*Aurora Cannabis, Inc. 7,125 24,510
*Aurora Cannabis, Inc. 16,010 54,931
#*Avino Silver & Gold Mines,
Ltd. 2,394 15,417
B2Gold Corp. 119,800 540,425
B2Gold Corp. 1,362,824 6,132,708
Badger Infrastructure
Solutions, Ltd. 51,286 2,475,564
Bank of Montreal 85,565 13,002,913
Bank of Montreal 108,431 16,492,355
Bank of Nova Scotia (The) 37,327 2,898,183
Bank of Nova Scotia (The) 307,807 23,947,385
Barrick Mining Corp. 773,547 30,431,339
Barrick Mining Corp. 11,012 431,791
*Bausch + Lomb Corp. 2,558 40,672
#*Bausch + Lomb Corp. 1,300 20,602
*Bausch Health Cos., Inc. 174,375 997,425
*Bausch Health Cos., Inc. 19,980 114,352
Baytex Energy Corp. 858,924 4,347,944
#BCE, Inc. 21 498
BCE, Inc. 85,074 2,023,060
Birchcliff Energy, Ltd. 431,895 2,040,324
Bird Construction, Inc. 94,066 3,461,734
Black Diamond Group, Ltd. 62,025 772,407
#*BlackBerry, Ltd. 79,970 431,838
#*BlackBerry, Ltd. 170,583 921,156
*Bombardier, Inc., Class A 2,430 516,672
*Bombardier, Inc., Class B 60,355 12,799,109
Boralex, Inc., Class A 124,842 3,371,679
BOYD GROUP, Inc. 16,277 2,007,987
Brookfield Corp., ADR 243,175 10,972,056
Brookfield Corp., Class A 8,185 368,929
Brookfield Infrastructure Corp. 105,318 3,896,766
#Brookfield Renewable Corp. 30,573 1,108,577
*Brookfield Wealth Solutions,
Ltd. 2,557 115,397
*Brookfield Wealth Solutions,
Ltd. 7,285 328,363
BRP, Inc. 12,253 684,263
BRP, Inc. 22,589 1,263,855
#*CAE, Inc. 169,051 4,409,162
*CAE, Inc. 102,673 2,680,792
*Calfrac Well Services, Ltd. 50,312 197,759
Calian Group, Ltd. 17,610 914,592
Cameco Corp. 9,051 1,113,635

Dimensional International Core Equity 2 ETF
continued
Shares Value †
CANADA — (Continued)
#Cameco Corp. 22,639 $ 2,777,357
Canaccord Genuity Group, Inc. 55,575 483,847
*Canacol Energy, Ltd. 3,989 –
*Canada Goose Holdings, Inc. 2,800 31,824
*Canada Goose Holdings, Inc. 50,827 578,411
Canada Packers, Inc. 17,206 232,599
Canadian Imperial Bank of
Commerce 202,681 22,586,771
Canadian Imperial Bank of
Commerce 61,337 6,830,394
#Canadian National Railway
Co. 12,707 1,424,368
Canadian National Railway Co. 122,510 13,737,046
Canadian Natural Resources,
Ltd. 1,000,878 47,731,872
Canadian Natural Resources,
Ltd., Class A 17,786 847,288
Canadian Pacific Kansas City,
Ltd. 32,743 2,842,009
Canadian Pacific Kansas City,
Ltd., Class A 92,799 8,069,801
Canadian Tire Corp., Ltd.,
Class A 78,779 10,933,907
Canadian Utilities, Ltd., Class
A 114,543 4,080,663
#*Canfor Corp. 84,835 754,172
*Canopy Growth Corp. 81,350 90,249
Capital Power Corp. 138,507 6,613,452
*Capstone Copper Corp. 829,340 6,897,457
Cardinal Energy, Ltd. 264,419 2,410,873
CareRx Corp. 3,700 10,058
Cascades, Inc. 131,335 1,038,252
#*Cavvy Energy, Ltd. 61,250 61,200
CCL Industries, Inc., Class B 168,010 10,588,419
*Celestica, Inc. 30,762 12,599,807
*Celestica, Inc. 27,678 11,340,436
Cenovus Energy, Inc. 1,283,372 37,525,797
Centerra Gold, Inc. 397,720 6,907,722
CES Energy Solutions Corp. 403,893 5,738,954
CGI, Inc. 58,150 3,805,336
CGI, Inc. 1,723 112,550
*Cineplex, Inc. 20,303 169,602
*Cipher Pharmaceuticals, Inc. 6,500 84,575
Cogeco Communications, Inc. 29,062 1,343,885
Cogeco, Inc. 5,049 234,181
*Colabor Group, Inc. 8,500 250
Colliers International Group,
Inc. 33,826 3,537,523
#Colliers International Group,
Inc., Class B 6,458 673,746
Computer Modelling Group,
Ltd. 4,754 14,181
*Condor Energies, Inc. 8,700 20,198
Constellation Software, Inc. 2,521 4,582,086
Corby Spirit and Wine, Ltd. 7,537 81,400
#*Cronos Group, Inc. 361,585 965,432
#*Cronos Group, Inc. 22,699 60,370
DATA Communications
Management Corp. 16,700 20,122
Shares Value †
CANADA — (Continued)
*D-BOX Technologies, Inc. 12,000 $ 7,229
Definity Financial Corp. 135,180 6,877,683
*Descartes Systems Group,
Inc. (The) 5,527 398,552
*Descartes Systems Group,
Inc. (The) 9,837 708,342
Dexterra Group, Inc. 32,105 276,682
*Docebo, Inc. 8,660 165,234
Dollarama, Inc. 132,627 16,915,765
Doman Building Materials
Group, Ltd. 101,861 770,824
Dominion Lending Centres,
Inc., Class A 12,922 92,090
*Dorel Industries, Inc., Class B 19,962 24,346
DPM Metals, Inc. 287,176 9,623,170
DREAM Unlimited Corp.,
Class A 35,451 481,848
Dynacor Group, Inc. 38,960 166,305
E-L Financial Corp., Ltd. 32,000 400,852
Eldorado Gold Corp. 282,221 8,774,251
Eldorado Gold Corp., Class B 56,241 1,734,211
#*Electrovaya, Inc. 1,317 12,195
#Element Fleet Management
Corp. 464,269 11,061,820
Emera, Inc. 145,448 7,744,190
Emera, Inc. 11,386 608,240
Empire Co., Ltd., Class A 195,921 6,693,356
Enbridge, Inc. 294,578 16,325,513
*Endeavour Silver Corp. 270 2,492
Enerflex, Ltd. 672 18,023
Enerflex, Ltd. 173,066 4,634,675
Enghouse Systems, Ltd. 15,961 198,765
*Ensign Energy Services, Inc. 165,354 465,290
#*Enterprise Group, Inc. 15,200 16,416
EQB, Inc. 52,385 4,744,709
Equinox Gold Corp. 42,469 592,213
#Equinox Gold Corp. 487,154 6,800,670
*ERO Copper Corp. 23,147 597,084
*ERO Copper Corp. 126,270 3,264,079
Evertz Technologies, Ltd. 31,823 374,086
Exchange Income Corp. 55,142 4,053,308
Exco Technologies, Ltd. 13,428 72,808
Extendicare, Inc. 107,621 2,370,493
Fairfax Financial Holdings, Ltd. 17,803 30,746,439
Fiera Capital Corp., Class A 105,482 446,386
Finning International, Inc. 246,294 18,001,122
*Firan Technology Group
Corp. 26,500 388,417
#First Majestic Silver Corp. 320,520 6,317,449
*First Quantum Minerals, Ltd. 537,524 13,135,000
FirstService Corp., Class WI 10,400 1,390,716
FirstService Corp., Class WI 20,896 2,796,094
*Foraco International SA 21,304 49,304
Fortis, Inc. 133,941 7,662,765
Fortis, Inc. 20,426 1,165,742
*Fortuna Mining Corp. 85 818
#*Fortuna Mining Corp. 600,466 5,794,497
#Franco-Nevada Corp. 22,368 5,152,245
Franco-Nevada Corp. 1,819 418,807

Dimensional International Core Equity 2 ETF
continued
Shares Value †
CANADA — (Continued)
Gamehost, Inc. 1,816 $ 17,865
George Weston, Ltd. 84,527 6,087,857
#GFL Environmental, Inc. 54,635 2,191,410
GFL Environmental, Inc. 19,340 774,396
Gibson Energy, Inc. 283,780 6,202,671
#Gildan Activewear, Inc. 25,681 1,590,558
#Gildan Activewear, Inc.,
Class A 155,145 9,617,439
*Global Atomic Corp. 5,283 3,066
*GoGold Resources, Inc. 246,690 474,857
#Great-West Lifeco, Inc. 139,169 7,421,120
*Haivision Systems, Inc. 22,860 111,016
Hammond Manufacturing Co.,
Ltd., Class A 4,300 40,975
Hammond Power Solutions,
Inc., Class A 8,783 1,865,976
Headwater Exploration, Inc. 417,776 4,119,134
High Liner Foods, Inc. 2,731 27,589
Hudbay Minerals, Inc. 677,141 15,648,728
Hudbay Minerals, Inc., Class A 64,288 1,484,042
ΩHydro One, Ltd., Class R 74,438 3,191,684
iA Financial Corp., Inc. 127,490 16,374,845
*IAMGOLD Corp. 7,766 130,432
*IAMGOLD Corp. 946,802 15,972,550
*Imperial Metals Corp. 57,678 286,038
#Imperial Oil, Ltd. 101,773 13,639,617
#Imperial Oil, Ltd. 1,558 208,283
Information Services Corp.,
Class A 12,600 421,481
InPlay Oil Corp. 2,892 37,587
Intact Financial Corp. 134,035 25,774,977
*Interfor Corp. 2,043 14,665
#*Ivanhoe Mines, Ltd., Class A 135,469 1,094,820
ΩJamieson Wellness, Inc. 23,606 586,378
*Journey Energy, Inc. 29,913 126,808
*K92 Mining, Inc. 377,673 6,925,809
K-Bro Linen, Inc. 15,502 431,769
*Kelt Exploration, Ltd. 192,117 1,418,541
#Keyera Corp. 282,599 10,896,184
*Kinaxis, Inc. 217 22,374
Kinross Gold Corp. 1,159,764 35,071,263
Kinross Gold Corp. 42,073 1,271,989
*Knight Therapeutics, Inc. 101,891 561,445
*Kolibri Global Energy, Inc.,
Class R 19,212 110,239
Lassonde Industries, Inc.,
Class A 2,887 474,104
Laurentian Bank of Canada 28,028 829,247
Leon's Furniture, Ltd. 32,219 621,372
*Lightspeed Commerce, Inc. 99,540 920,745
Linamar Corp. 56,030 3,741,508
Loblaw Cos., Ltd. 210,480 9,683,534
Lundin Gold, Inc. 104,706 7,022,710
Lundin Mining Corp.,
Registered 717,837 18,384,981
Magellan Aerospace Corp. 5,794 106,677
Magna International, Inc. 373,887 23,805,385
Mainstreet Equity Corp. 3,506 467,750
Shares Value †
CANADA — (Continued)
*Major Drilling Group
International, Inc. 96,541 $ 1,111,452
Manulife Financial Corp. 408,060 16,032,677
Manulife Financial Corp. 100,857 3,957,661
Maple Leaf Foods, Inc. 87,016 1,834,810
Martinrea International, Inc. 141,700 1,045,234
*Mattr Corp. 46,763 327,420
*Maxim Power Corp. 3,800 12,256
*MDA Space, Ltd. 112,991 3,448,421
*Medexus Pharmaceuticals,
Inc. 24,400 70,990
Medical Facilities Corp. 27,184 342,921
Melcor Developments, Ltd. 12,824 174,680
#Methanex Corp. 5,580 364,375
Methanex Corp. 60,477 3,963,663
Metro, Inc., Class A 199,470 13,344,896
Morguard Corp. 2,231 197,514
MTY Food Group, Inc. 15,093 450,095
Mullen Group, Ltd. 172,982 2,612,967
National Bank of Canada 253,784 38,230,748
Neo Performance Materials,
Inc. 39,059 726,025
*NFI Group, Inc. 16,419 262,492
North American Construction
Group, Ltd. 5,524 81,037
North American Construction
Group, Ltd. 9,327 136,777
North West Co., Inc. (The) 84,230 3,148,646
Northland Power, Inc. 375,038 6,436,623
#Nutrien, Ltd. 244,666 18,594,616
#*Obsidian Energy, Ltd. 930 13,242
#*Obsidian Energy, Ltd. 52,877 755,083
OceanaGold Corp. 390,507 12,067,243
Open Text Corp. 1,278 28,910
#Open Text Corp. 206,194 4,672,356
OR Royalties, Inc. 58,994 2,177,469
OR Royalties, Inc. 12,757 468,909
*Organigram Global, Inc. 46,000 64,551
Orla Mining, Ltd. 71,398 933,719
*Orvana Minerals Corp. 16,400 20,483
Pan American Silver Corp. 409,864 21,431,789
Pan American Silver Corp. 17,340 905,538
Paramount Resources, Ltd.,
Class A 103,501 2,337,536
Parex Resources, Inc. 105,184 2,211,716
Pason Systems, Inc. 99,758 1,023,892
Pembina Pipeline Corp. 74,019 3,438,558
Pembina Pipeline Corp. 336,777 15,666,866
Pet Valu Holdings, Ltd. 59,703 932,983
Peyto Exploration &
Development Corp. 376,880 7,202,005
PHX Energy Services Corp. 44,556 402,971
Pine Cliff Energy, Ltd. 106,500 50,077
Pizza Pizza Royalty Corp. 35,462 406,441
Polaris Renewable Energy,
Inc. 34,739 327,202
Pollard Banknote, Ltd. 7,261 95,170
*Precision Drilling Corp. 17,078 1,589,731
*Precision Drilling Corp. 8,768 818,317

Dimensional International Core Equity 2 ETF
continued
Shares Value †
CANADA — (Continued)
#Premium Brands Holdings
Corp. 50,144 $ 3,140,677
#*Profound Medical Corp. 1,891 12,670
Pulse Seismic, Inc. 72 210
#*Quarterhill, Inc. 58,855 63,564
Quebecor, Inc., Class B 227,876 9,573,102
RB Global, Inc. 61,312 6,394,842
#RB Global, Inc. 2,528 263,591
*Real Matters, Inc. 12,680 53,567
#Restaurant Brands
International, Inc. 119,863 9,670,547
Restaurant Brands
International, Inc. 2,466 198,588
Richelieu Hardware, Ltd. 76,485 2,232,007
#Rogers Communications,
Inc., Class B 197,285 7,187,093
#Rogers Communications,
Inc., Class B 125,187 4,548,158
Rogers Sugar, Inc. 147,777 713,316
Royal Bank of Canada 475,401 85,331,877
Royal Bank of Canada 133,550 24,034,993
Russel Metals, Inc. 103,997 4,039,616
*Sangoma Technologies Corp. 19,900 84,799
Saputo, Inc. 226,209 6,835,630
Savaria Corp. 43,925 964,278
#Secure Waste Infrastructure
Corp. 295,317 5,022,841
*Shopify, Inc., Class A 24,293 2,942,789
*Shopify, Inc., Class A 8,031 972,795
Sienna Senior Living, Inc. 85,950 1,477,650
*Source Energy Services, Ltd. 4,171 54,639
South Bow Corp. 216,811 7,423,609
South Bow Corp. 43,532 1,487,207
*Spartan Delta Corp. 54,927 562,950
ΩSpin Master Corp. 12,707 192,692
Sprott, Inc. 14,349 1,871,110
#Sprott, Inc. 9,366 1,220,794
*SSR Mining, Inc. 256,916 7,384,141
Stantec, Inc. 27,234 2,482,294
Stantec, Inc. 67,740 6,184,662
Stella-Jones, Inc. 70,096 4,329,050
*Steppe Gold, Ltd. 186,317 179,322
StorageVault Canada, Inc.,
Class B 200,083 646,804
Strathcona Resources, Ltd. 607 19,034
#Sun Life Financial, Inc. 241,346 17,396,220
Sun Life Financial, Inc. 127,647 9,178,467
Suncor Energy, Inc. 9,560 653,769
Suncor Energy, Inc. 748,976 51,274,897
Superior Plus Corp. 351,537 1,937,056
Supremex, Inc. 3,436 9,037
Surge Energy, Inc. 107,380 789,710
Taiga Building Products, Ltd. 48 130
Tamarack Valley Energy, Ltd. 978,482 9,158,666
*Taseko Mines, Ltd. 300,980 2,155,017
TC Energy Corp. 314,644 21,059,123
#TC Energy Corp. 25,162 1,683,752
Teck Resources, Ltd., Class A 1,200 70,170
Teck Resources, Ltd., Class B 1,119 65,195
Shares Value †
CANADA — (Continued)
Teck Resources, Ltd., Class B 257,030 $ 15,018,263
*Telesat Corp. 56 2,746
TELUS Corp. 2,603 32,530
*TerrAscend Corp. 29,000 22,158
TerraVest Industries, Inc. 12,604 1,283,087
TFI International, Inc. 23,874 3,409,118
#TFI International, Inc. 21,137 3,026,396
*Thomson Reuters Corp. 749 71,672
*Thomson Reuters Corp. 2,581 246,400
#*Tilray Brands, Inc. 4,015 25,054
*Tilray Brands, Inc. 2,546 15,843
TMX Group, Ltd. 84,816 3,452,212
Torex Gold Resources, Inc. 163,421 6,716,458
Toromont Industries, Ltd. 81,011 12,571,555
#Toronto-Dominion Bank (The) 420,788 45,318,868
Toronto-Dominion Bank (The) 38,393 4,127,579
Total Energy Services, Inc. 51,092 882,877
Tourmaline Oil Corp. 397,760 19,229,012
TransAlta Corp. 298,095 3,720,226
TransAlta Corp., Class A 88,740 1,103,790
#*Transat AT, Inc., Class B 29,100 54,732
Transcontinental, Inc., Class A 67,989 265,243
Trican Well Service, Ltd. 323,266 1,712,400
#Triple Flag Precious Metals
Corp. 2,398 76,392
Triple Flag Precious Metals
Corp. 23,564 751,927
*Trisura Group, Ltd. 53,460 1,728,190
*Valeura Energy, Inc. 44,337 437,148
Velan, Inc. 2,100 23,760
Vermilion Energy, Inc. 198,912 2,679,345
Vermilion Energy, Inc. 40,407 544,460
VersaBank 6,008 107,603
*<Victoria Gold Corp. 1,104 73
*Viemed Healthcare, Inc. 9,492 94,540
*Vitalhub Corp. 19,300 113,721
Wajax Corp. 13,483 335,019
Wall Financial Corp. 404 4,749
Waste Connections, Inc. 74,333 12,244,132
#*Well Health Technologies
Corp. 379,549 1,204,652
*Wesdome Gold Mines, Ltd. 283,913 5,035,383
West Fraser Timber Co., Ltd. 38,320 2,426,039
West Fraser Timber Co., Ltd. 8,257 521,712
Westshore Terminals
Investment Corp. 53,133 1,386,978
#Wheaton Precious Metals
Corp. 23,017 2,901,518
Wheaton Precious Metals
Corp. 28,959 3,662,155
Whitecap Resources, Inc. 1,244,449 14,656,173
Whitecap Resources, Inc. 434,883 5,144,666
Winpak, Ltd. 21,514 634,782
WSP Global, Inc. 56,007 9,299,524
*Yangarra Resources, Ltd. 82,506 87,289
Yellow Pages, Ltd. 21 207
TOTAL CANADA 1,727,046,593

Dimensional International Core Equity 2 ETF
continued
Shares Value †
DENMARK — (1.6%)
#AL Sydbank 86,096 $ 7,332,237
ALK-Abello A/S 123,710 4,629,828
Alm Brand A/S 1,227,272 2,862,947
#Ambu A/S, Class B 267,566 2,648,316
AP Moller - Maersk A/S, Class
A 1,210 2,837,852
AP Moller - Maersk A/S, Class
B 2,270 5,375,575
*Bang & Olufsen A/S 123,199 167,873
#*Bavarian Nordic A/S 110,819 3,256,671
#Carlsberg A/S, Class B 99,853 13,515,213
Chemometec A/S 7,912 397,457
#Coloplast A/S, Class B 51,005 3,153,933
Columbus A/S 45,554 72,227
D/S Norden A/S 25,911 1,221,906
Danske Bank A/S 327,678 16,836,315
#*Demant A/S 102,262 3,242,794
*DFDS A/S 11,540 247,282
Djurslands Bank A/S 180 26,222
DSV A/S 71,632 17,525,388
FLSmidth & Co. A/S 76,298 5,653,389
Foroya Banki P/F 2,321 82,709
*Genmab A/S 38,465 10,204,840
#*Genmab A/S, Class S, ADR 1,800 47,736
#*GN Store Nord A/S 161,630 2,429,233
H Lundbeck A/S, Class A 55,931 310,820
H Lundbeck A/S, Class A 364,838 2,455,888
#*H+H International A/S, Class
B 21,941 363,726
Harboes Bryggeri A/S, Class B 731 12,830
ISS A/S 192,700 7,066,564
Jeudan A/S 4,712 153,859
Jyske Bank A/S, Registered 71,270 9,912,752
#Matas A/S 36,652 581,129
MT Hoejgaard Holding A/S 528 28,265
Ω#*Netcompany Group A/S 60,347 3,421,820
#*NKT A/S 78,445 11,557,218
#Novo Nordisk A/S, Class B 263,506 11,261,912
Novo Nordisk A/S, Class B,
Sponsored ADR 45,950 1,940,009
Novonesis Novozymes B,
Class B 200,585 12,308,861
#*NTG Nordic Transport
Group A/S 14,007 409,429
Ω#*Orsted A/S 121,933 3,260,747
Pandora A/S 60,299 4,579,623
Per Aarsleff Holding A/S 16,562 1,926,570
Ringkjoebing Landbobank A/S 32,738 8,176,663
#ROCKWOOL A/S, Class A 17,281 529,544
ROCKWOOL A/S, Class B 168,348 4,891,794
Royal Unibrew A/S 65,630 4,386,941
ΩScandinavian Tobacco
Group A/S, Class A 103,536 1,095,481
Schouw & Co. A/S 14,207 1,465,283
SJF Bank A/S 10,885 533,134
#*Solar A/S, Class B 4,307 139,958
SP Group A/S 8,497 496,206
Tivoli A/S 268 27,347
TORM PLC, Class A 78,131 2,504,568
Shares Value †
DENMARK — (Continued)
*Trifork Group AG 7,634 $ 106,659
Tryg A/S 345,362 8,284,221
UIE PLC 2,878 173,265
#Vestas Wind Systems A/S 548,501 16,803,499
TOTAL DENMARK 224,934,528
FINLAND — (1.6%)
Aktia Bank OYJ 29,961 382,385
Alandsbanken Abp, Class B 703 39,583
Alma Media OYJ 19,668 288,394
Anora Group OYJ 33,830 138,299
Aspo OYJ 5,813 41,595
Atria OYJ, Class A 13,802 239,942
Bittium OYJ 2,376 88,353
Digia OYJ 5,345 35,739
Elisa OYJ 181,771 8,814,768
ΩEnento Group OYJ 12,890 244,349
eQ OYJ 3,591 41,534
#Evli OYJ, Class B 519 14,003
#*Finnair OYJ 2,463 9,263
Fiskars OYJ Abp 21,753 350,608
Fortum OYJ 393,955 9,908,027
F-Secure OYJ 77,171 159,687
#Harvia OYJ 14,248 593,332
Hiab OYJ, Class B 60,088 3,570,122
HKFoods OYJ, Class A 33,203 62,162
Huhtamaki OYJ 121,847 3,896,337
Kalmar OYJ, Class B 30,024 1,606,718
#Kemira OYJ 192,171 3,978,765
Kesko OYJ, Class A 43,523 1,038,961
Kesko OYJ, Class B 470,080 11,557,898
Kone OYJ, Class B 152,541 9,698,435
Konecranes OYJ 229,874 7,534,112
Lassila & Tikanoja OYJ 43,446 371,020
*Lindex Group OYJ 120,649 306,406
#Lumo Kodit Oyj 112,571 1,071,595
Luotea PLC 43,446 124,862
Mandatum OYJ 400,372 3,198,355
Marimekko OYJ 28,427 330,795
Metso OYJ 764,174 13,159,340
Neste OYJ 222,064 7,650,643
NoHo Partners OYJ 1,178 9,701
Nokia OYJ 1,951,253 24,273,928
#Nokia OYJ, Sponsored ADR 378,272 4,883,491
#Nokian Renkaat OYJ 132,083 1,622,219
Nordea Bank Abp 1,589,774 29,819,452
Olvi OYJ, Class A 15,189 552,340
Oriola OYJ, Class B 157,592 170,444
Orion OYJ, Class A 12,843 1,025,957
#Orion OYJ, Class B 162,173 13,069,263
Outokumpu OYJ 594,217 3,983,613
Pihlajalinna OYJ 15,660 205,743
Ponsse OYJ 3,247 84,938
Puuilo OYJ 74,346 1,133,749
#*QT Group OYJ 5,594 126,057
Raisio OYJ, Class V 117,084 350,230
*Revenio Group OYJ 10,217 166,592
Sampo OYJ, Class A 170,205 1,761,875
Sampo OYJ, Class A 953,842 9,902,287

Dimensional International Core Equity 2 ETF
continued
Shares Value †
FINLAND — (Continued)
Sanoma OYJ 121,359 $ 1,319,676
Scanfil OYJ 22,905 340,157
#Stora Enso OYJ, Class R 636,535 7,063,651
Taaleri PLC 13,398 120,231
Ω#Terveystalo OYJ 121,163 1,108,614
Tieto Oyj 134,486 2,997,412
Tokmanni Group Corp. 21,120 188,536
UPM-Kymmene OYJ 405,638 12,119,463
Vaisala OYJ, Class A 18,753 1,095,509
Valmet OYJ 170,937 4,455,495
#Verkkokauppa.com OYJ 7,203 18,969
Wartsila OYJ Abp 277,407 11,633,470
*YIT OYJ 187,879 556,487
TOTAL FINLAND 226,705,936
FRANCE — (7.0%)
*74Software SA 5,688 238,201
ABC arbitrage 23,844 149,920
Accor SA 117,787 5,821,094
#Aeroports de Paris SA 41,223 4,980,726
#*Air France-KLM 5,055 53,712
Air Liquide SA 120,861 25,956,306
Airbus SE 96,316 19,758,519
AKWEL SADIR, Class B 7,570 64,291
*Alstom SA 491,852 9,854,580
Alten SA 35,868 2,377,231
ΩAmundi SA 56,052 5,404,789
Ω*Aramis Group SAS 9,519 43,939
Arkema SA 64,213 4,670,146
Assystem SA 8 431
Aubay 4,927 287,824
AXA SA 268,889 12,913,283
ΩAyvens SA 345,974 4,659,090
#*Bastide le Confort Medical 4,205 123,563
#Beneteau SACA 54,890 439,774
#BioMerieux 32,611 2,742,831
BNP Paribas SA 204,089 21,362,216
Boiron SA, Class A 1,019 32,752
Bonduelle SCA 8,365 84,878
Bouygues SA 265,741 15,673,632
Bureau Veritas SA 302,801 9,256,515
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 18 1,804
Capgemini SE 79,291 9,580,252
Carrefour SA 803,849 15,983,062
CBo Territoria 2,902 13,447
*Cegedim SA 6,564 92,399
#Cie de Saint-Gobain SA 413,528 37,662,249
Cie des Alpes 19,726 512,541
#Cie Generale des
Etablissements Michelin SCA 641,304 23,200,328
*Claranova SE, Registered 29,333 27,183
*Clariane SE 107,944 511,306
Coface SA 205,016 3,787,774
Credit Agricole SA 326,781 6,361,358
Danone SA 188,463 14,754,623
Dassault Aviation SA 7,885 2,745,247
#Dassault Systemes SE 41,643 932,776
Shares Value †
FRANCE — (Continued)
Derichebourg SA 110,429 $ 1,172,971
Edenred SE 3,673 91,687
Eiffage SA, Class P 106,509 17,116,804
Electricite de Strasbourg SA,
Class B 702 189,400
ΩElior Group SA 159,605 494,272
Elis SA 263,869 8,128,284
*Emeis SA 69,595 1,169,877
Engie SA 1,656,283 54,537,190
Equasens 649 28,549
#Eramet SA 5,735 393,555
EssilorLuxottica SA, Class B 36,164 7,689,007
Etablissements Maurel et
Prom SA 77,792 908,887
*Euroapi SA 61,297 98,509
Eurofins Scientific SE 149,268 10,334,316
ΩEuronext NV 64,411 10,797,124
Exel Industries SA, Class A 115 4,182
Exosens SAS 18,771 1,427,951
FDJ UNITED 113,227 3,068,158
*FIGEAC-AERO 13,584 158,231
Fnac Darty SA 16,684 690,861
*Forvia SE 179,368 2,097,340
Gaztransport Et Technigaz SA 50,343 12,224,335
#Getlink SE 69,499 1,554,694
GL Events SACA 10,337 405,608
Groupe Crit SA 482 31,437
#*Guerbet 5,225 71,098
Hermes International SCA 6,851 13,047,342
*ID Logistics Group SACA 5,154 2,182,566
Imerys SA 43,487 1,134,514
Infotel SA 4,176 169,738
Interparfums SA 14,252 394,886
Ipsen SA 48,554 9,511,681
IPSOS SA 45,292 1,913,732
Jacquet Metals SACA 12,888 335,625
JCDecaux SE 113,789 2,522,771
Kaufman & Broad SA 19,787 641,787
Kering SA, Class A 22,973 6,269,553
Laurent-Perrier 1,238 122,278
Legrand SA 106,529 18,969,480
Linedata Services 1 51
LISI SA 15,445 1,126,923
LNA Sante SA 3,293 111,250
L'Oreal SA 33,241 14,273,494
LVMH Moet Hennessy Louis
Vuitton SE 67,524 35,754,896
Manitou BF SA 11,516 274,904
Mersen SA 16,606 621,790
Metropole Television SA 44,915 683,883
Nexans SA 55,865 10,360,661
#*Nexity SA 59,759 590,243
North Atlantic Energies 2,744 201,339
NRJ Group 18,274 153,055
Opmobility 77,576 1,304,945
Orange SA 2,143,917 44,690,087
Pernod Ricard SA 125,758 9,270,168
*Pierre Et Vacances SA 106,637 232,418

Dimensional International Core Equity 2 ETF
continued
Shares Value †
FRANCE — (Continued)
#Pluxee NV 18,304 $ 259,161
Publicis Groupe SA 200,204 18,642,307
Quadient SA 29,518 402,355
#Remy Cointreau SA 28,402 1,332,010
Renault SA 209,550 7,317,830
Rexel SA 285,331 11,969,121
Robertet SA, Class A 560 525,525
Rubis SCA 67,230 2,769,704
SA d'Explosifs et de Produits
Chimiques 351 109,935
Safran SA 90,712 29,049,803
Sanofi SA 186,337 17,447,236
Sanofi SA, Sponsored ADR 776 36,146
Sartorius Stedim Biotech 3,463 636,557
Savencia SA 3,602 280,561
Schneider Electric SE 42,487 13,386,834
SCOR SE 219,832 8,179,747
#Seche Environnement SACA 2,182 212,958
#SES SA, Class A 631,346 5,206,412
Ω*SMCP SA 24,924 151,156
Societe BIC SA 33,683 2,311,439
Societe Generale SA 329,053 26,417,496
Societe LDC SADIR 2,319 303,585
#Sodexo SA 53,995 2,743,834
*SOITEC 3,287 489,495
#*Solutions 30 SE 7,212 4,958
Sopra Steria Group 13,184 2,049,174
SPIE SA 231,667 13,397,596
Stef SA 4,597 626,609
STMicroelectronics NV- NYS 430,109 23,716,210
Sword Group 6,077 222,413
Synergie SE 12 397
Technip Energies NV 184,244 8,709,921
#Teleperformance SE 12,507 844,187
Television Francaise 1 SA 76,568 607,169
Thales SA 37,705 10,345,345
Thermador Groupe 2,128 172,740
TotalEnergies SE 1,198,528 111,476,263
Trigano SA 13,415 2,459,605
#*Ubisoft Entertainment SA 1,965 11,391
Valeo SE 428,361 5,359,035
#Vallourec SACA 280,472 8,439,033
Veolia Environnement SA 204,546 8,623,526
Vetoquinol SA 3,025 273,232
Vicat SACA 27,632 1,944,820
VIEL & Cie SA 6,025 131,882
Vinci SA 243,065 36,638,810
Virbac SACA 2,874 1,252,453
*Viridien 14,273 2,422,700
Vivendi SE 710,321 1,653,983
#*Voltalia SA, Registered 27,849 230,638
#Vusion 1,544 219,154
#Wavestone 6,870 369,095
Ω*X-Fab Silicon Foundries SE 11,708 86,387
TOTAL FRANCE 967,336,912
GERMANY — (7.4%)
1&1 AG 34,218 905,143
*7C Solarparken AG 5,008 11,044
Shares Value †
GERMANY — (Continued)
Adesso SE 1,274 $ 87,127
adidas AG 37,811 6,537,797
Adtran Networks SE 4,417 119,171
AIXTRON SE 75,574 4,164,868
All for One Group SE 2,572 108,917
#Allgeier SE 7,782 147,884
Allianz SE, Registered 53,300 24,321,626
Alzchem Group AG 10,784 2,098,660
Atoss Software SE 5,898 547,956
ΩAumann AG 4,412 65,729
*Aumovio SE 70,756 3,058,557
Aurubis AG 33,817 7,271,321
BASF SE 853,173 54,784,499
*Basler AG 6,497 139,774
Bayer AG, Registered 1,043,177 46,561,661
Bayerische Motoren Werke AG 95,379 8,718,013
Bechtle AG 99,433 3,387,216
ΩBefesa SA 46,548 1,785,519
Beiersdorf AG 74,722 6,186,513
*Bertrandt AG 2,482 31,590
Bijou Brigitte AG 4,441 258,391
Bilfinger SE 39,087 4,497,976
#Borussia Dortmund GmbH &
Co. KGaA 103,881 389,334
#Brenntag SE 170,081 12,385,778
Ω*Brockhaus Technologies AG 3,263 72,151
CANCOM SE 47,560 1,380,807
Carl Zeiss Meditec AG, Class
BR 727 22,582
*CECONOMY AG 177,092 909,890
*CENIT AG 787 6,130
Cewe Stiftung & Co. KGAA 7,333 811,165
Commerzbank AG 542,713 22,415,687
Continental AG 135,142 10,174,331
CTS Eventim AG & Co. KGaA 67,516 4,447,053
Daimler Truck Holding AG 468,355 23,591,361
Ω#*Delivery Hero SE, Class A 81,193 1,951,535
#Dermapharm Holding SE 2,928 159,198
Deutsche Bank AG,
Registered 124,274 3,863,153
*Deutsche Bank AG,
Registered Sponsored 668,311 20,751,057
Deutsche Boerse AG 78,964 24,231,633
Deutsche Lufthansa AG,
Registered 93,439 803,430
Deutsche Post AG 698,504 41,280,302
Deutsche Telekom AG 1,902,835 61,539,462
Deutsche Wohnen SE 19,472 451,807
Deutz AG 132,443 1,542,745
Draegerwerk AG & Co. KGaA 3,372 276,886
Duerr AG 86,986 2,153,018
ΩDWS Group GmbH & Co.
KGaA 60,636 4,196,607
E.ON SE 2,062,932 45,712,258
Eckert & Ziegler SE 50,279 900,030
*EDAG Engineering Group AG 3,040 13,159
Elmos Semiconductor SE 10,612 2,285,524
ElringKlinger AG 53,673 346,915
#Energiekontor AG 5,450 259,560

Dimensional International Core Equity 2 ETF
continued
Shares Value †
GERMANY — (Continued)
Evonik Industries AG 339,475 $ 7,040,538
#*Evotec SE 140,274 862,232
Fabasoft AG 5,873 79,572
#Fielmann Group AG 38,474 1,918,104
flatexDEGIRO SE 120,532 4,309,562
*Fraport AG Frankfurt Airport
Services Worldwide 51,230 4,191,644
Freenet AG 185,249 5,897,684
Fresenius Medical Care AG 290,880 13,174,358
Fresenius SE & Co. KGaA 187,117 9,054,261
Friedrich Vorwerk Group SE 12,377 1,059,148
FUCHS SE 29,772 1,140,268
GEA Group AG 211,433 14,472,029
Gesco SE 6,179 107,637
#GFT Technologies SE 24,774 540,536
*Grand City Properties SA 39,947 448,448
Hannover Rueck SE 31,284 9,453,311
ΩHapag-Lloyd AG 15,500 2,003,683
Heidelberg Materials AG 110,168 24,340,915
#*Heidelberger
Druckmaschinen AG 276,208 475,964
#*HelloFresh SE 74,228 402,451
Henkel AG & Co. KGaA 47,112 3,246,798
#Hensoldt AG 81,030 7,330,417
HOCHTIEF AG 16,016 8,589,662
*HomeToGo SE, Class A 2,285 3,444
Hornbach Holding AG & Co.
KGaA 18,704 1,775,002
#HUGO BOSS AG 73,367 3,104,293
Indus Holding AG 25,634 899,090
#Infineon Technologies AG 775,616 51,978,864
Init Innovation in Traffic
Systems SE 6,055 360,823
ΩInstone Real Estate Group
SE 36,036 372,839
#*IONOS Group SE 28,932 885,798
IVU Traffic Technologies AG 8,950 199,477
Jenoptik AG 61,649 2,413,949
ΩJOST Werke SE 17,817 1,082,630
K+S AG, Registered 275,834 5,164,122
KION Group AG 97,731 5,078,692
#*Kloeckner & Co. SE 46,336 646,817
Knorr-Bremse AG 72,836 8,462,845
*Koenig & Bauer AG 6,536 71,457
#Kontron AG 76,906 1,923,372
Krones AG 22,496 3,256,389
KWS Saat SE & Co. KGaA 13,759 1,239,550
LANXESS AG 82,470 1,756,821
LEG Immobilien SE,
Registered 53,970 3,776,406
Leifheit AG 4,689 93,232
*LPKF Laser & Electronics SE 8,138 157,991
#*Medios AG 2,269 36,465
Mercedes-Benz Group AG 312,027 18,149,234
Merck KGaA 12,167 1,570,686
MLP SE 58,407 547,429
MTU Aero Engines AG 46,524 15,897,665
Shares Value †
GERMANY — (Continued)
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 56,594 $ 33,910,725
Multitude AG 7,956 55,810
#Mutares SE & Co. KGaA 18,155 527,093
Nemetschek SE 58,070 4,209,748
#*Nordex SE 145,698 8,292,590
Norma Group SE 32,444 559,458
*Pentixapharm Holding AG 8,693 20,599
Pfeiffer Vacuum Technology
AG 1,174 230,536
ProCredit Holding AG 25,788 247,450
ProSiebenSat.1 Media SE 19,857 94,291
Puma SE 87,633 2,670,685
*PVA TePla AG 12,384 531,108
*Q Beyond AG Konv Namens
Aktien 15,952 68,488
#QIAGEN NV 48,047 1,636,454
QIAGEN NV 264,274 9,138,595
Rational AG 5,334 3,901,263
RENK Group AG 84,671 5,360,470
Rheinmetall AG 22,625 35,983,220
#RTL Group SA 48,399 1,859,360
RWE AG 272,787 19,833,120
SAF-Holland SE 10,485 215,486
Salzgitter AG 35,512 2,001,216
SAP SE 30,768 5,251,436
SAP SE, Sponsored ADR 28,263 4,790,296
Schaeffler AG 206,204 1,954,449
ΩScout24 SE 8,180 681,283
Secunet Security Networks AG 944 202,425
#*SGL Carbon SE, Registered 22,339 114,384
Siemens AG, Registered 131,964 39,094,768
Siemens Energy AG 239,183 50,665,900
Ω#Siemens Healthineers AG 182,930 7,484,748
#Siltronic AG 12,298 1,149,764
Sixt SE 30,149 2,403,135
#*SMA Solar Technology AG 5,889 376,145
#Stabilus SE 2,260 45,652
Stroeer SE & Co. KGaA 22,836 995,432
Suedzucker AG 92,029 1,336,476
SUSS MicroTec SE 18,318 1,637,377
Symrise AG, Class A 58,624 5,174,162
TAG Immobilien AG 153,873 2,676,821
Talanx AG 66,136 8,603,700
Technotrans SE 5,145 197,959
thyssenkrupp AG 628,761 7,438,362
*Tkms AG& Co. KGaA 17,954 1,830,193
TUI AG 759,278 5,657,533
United Internet AG 125,065 3,920,018
#*Verbio SE 540 23,906
Volkswagen AG, Registered,
Class R 25,334 2,613,698
Vonovia SE, Class R 335,400 9,013,717
Vossloh AG 13,699 1,219,681
Wacker Chemie AG 17,600 1,933,465
Wacker Neuson SE 42,111 947,458
Washtec AG 8,760 448,029

Dimensional International Core Equity 2 ETF
continued
Shares Value †
GERMANY — (Continued)
*Westwing Group SE 6,261 $ 97,314
Wuestenrot &
Wuerttembergische AG 19,282 335,662
Ω#*Zalando SE 263,959 6,511,657
Zeal Network SE 1,359 78,114
TOTAL GERMANY 1,024,418,988
HONG KONG — (1.5%)
AIA Group, Ltd. 2,506,368 27,211,310
ASMPT, Ltd. 370,100 7,705,545
Bank of East Asia, Ltd. (The) 1,256,393 2,194,027
Best Mart 360 Holdings, Ltd. 304,000 69,464
*Bitfire Group Holdings, Ltd. 203,500 67,541
BOC Hong Kong Holdings, Ltd. 819,500 4,678,224
#*Bright Smart Securities &
Commodities Group, Ltd. 1,544,000 2,434,134
ΩBudweiser Brewing Co.
APAC, Ltd. 862,400 844,373
Build King Holdings, Ltd. 40,000 9,242
Cafe de Coral Holdings, Ltd. 146,000 74,736
Cathay Pacific Airways, Ltd. 1,765,000 2,609,057
*Central New Energy Holding
Group, Ltd. 82,000 87,718
*Chi Kan Holdings, Ltd. 88,000 25,388
*Chia Tai Enterprises
International, Ltd. 14,500 15,326
Chinese Estates Holdings, Ltd. 402,000 62,093
Chow Sang Sang Holdings
International, Ltd. 364,000 539,930
CITIC Telecom International
Holdings, Ltd. 2,647,000 939,353
CK Asset Holdings, Ltd. 1,010,500 6,302,605
CK Hutchison Holdings, Ltd. 738,500 6,132,366
CK Infrastructure Holdings,
Ltd. 249,500 2,092,504
*CK Life Sciences Int'l
Holdings, Inc. 1,014,000 93,197
CLP Holdings, Ltd. 377,500 3,618,988
#C-Mer Medical Holdings, Ltd. 384,000 60,293
CN Logistics International
Holdings, Ltd. 36,000 15,073
#*Cowell e Holdings, Inc. 337,000 1,359,400
ΩCrystal International Group,
Ltd. 1,034,500 868,934
CTF Services, Ltd. 902,286 936,408
Dah Sing Banking Group, Ltd. 721,200 1,155,393
Dah Sing Financial Holdings,
Ltd. 229,600 1,208,120
#*Deep Source Holdings, Ltd. 6,090,000 621,924
Dream International, Ltd. 291,000 280,088
#*EC Healthcare 543,000 31,538
Emperor Watch & Jewellery,
Ltd. 2,480,000 94,974
Fairwood Holdings, Ltd. 23,000 11,627
*Far East Consortium
International, Ltd. 1,322,123 128,267
First Pacific Co., Ltd. 2,868,000 2,013,595
Ω*FIT Hon Teng, Ltd. 3,223,000 3,163,858
FSE Lifestyle Services, Ltd. 141,000 100,795
Shares Value †
HONG KONG — (Continued)
Galaxy Entertainment Group,
Ltd. 795,000 $ 3,365,208
Giordano International, Ltd. 1,940,000 368,993
Golden Resources
Development International,
Ltd. 152,000 6,888
*GR Life Style Co., Ltd. 400,000 125,100
Great Eagle Holdings, Ltd. 238,000 539,573
Guoco Group, Ltd. 10,000 88,080
#Guotai Junan International
Holdings, Ltd. 4,677,000 1,444,818
Hang Lung Group, Ltd. 996,000 2,055,889
Hang Lung Properties, Ltd. 2,619,435 3,076,279
*Hao Tian International
Construction Investment
Group, Ltd. 14,928,000 40,018
#Henderson Land
Development Co., Ltd. 610,000 2,396,783
HK Electric Investments & HK
Electric Investments, Ltd. 1,060,000 864,643
*HKR International, Ltd. 80,000 12,050
HKT Trust & HKT, Ltd., Class
SS 4,311,000 6,983,449
Hong Kong & China Gas Co.,
Ltd. 3,969,000 3,663,108
Hong Kong Exchanges &
Clearing, Ltd. 277,390 14,602,921
Hong Kong Technology
Venture Co., Ltd. 624,978 86,163
*Hongkong & Shanghai Hotels,
Ltd. (The) 448,000 336,840
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 1,754,000 259,728
Hysan Development Co., Ltd. 471,000 1,178,439
IGG, Inc. 1,066,000 421,841
ΩImpro Precision Industries,
Ltd. 510,000 675,117
Jacobson Pharma Corp., Ltd. 268,000 38,658
JBM Healthcare, Ltd. 180,000 56,755
Johnson Electric Holdings, Ltd. 704,447 1,879,425
Karrie International Holdings,
Ltd. 816,000 248,954
Kerry Properties, Ltd. 742,000 2,248,614
KLN Logistics Group, Ltd. 684,500 585,435
Kowloon Development Co.,
Ltd. 289,319 172,844
Luk Fook Holdings
International, Ltd. 466,000 1,327,732
Man Wah Holdings, Ltd. 2,169,600 1,179,830
*Melco International
Development, Ltd. 1,144,499 622,379
MGM China Holdings, Ltd. 411,200 613,093
*Midland Holdings, Ltd., Class
B 596,000 216,831
Modern Dental Group, Ltd. 396,000 303,303
*Mongolian Mining Corp. 900,000 1,085,687
#MTR Corp., Ltd. 533,500 2,271,908
NagaCorp, Ltd. 1,402,333 716,047
Nameson Holdings, Ltd. 860,000 110,879

Dimensional International Core Equity 2 ETF
continued
Shares Value †
HONG KONG — (Continued)
*New World Development Co.,
Ltd. 2,407,000 $ 2,617,857
#Nissin Foods Co., Ltd. 185,000 169,561
*Novautek Technologies
Group, Ltd. 515,000 9,861
Oriental Watch Holdings 684,000 285,518
Pacific Basin Shipping, Ltd. 6,879,000 2,687,058
Pacific Textiles Holdings, Ltd. 1,315,000 196,400
PAX Global Technology, Ltd. 1,148,000 571,527
PCCW, Ltd. 3,700,000 2,852,784
Perfect Medical Health
Management, Ltd. 393,000 60,201
Pico Far East Holdings, Ltd. 1,126,000 349,281
#Plover Bay Technologies, Ltd. 230,000 221,082
Power Assets Holdings, Ltd. 339,500 2,797,476
PRADA SpA 374,700 1,659,753
Public Financial Holdings, Ltd. 178,000 33,402
ΩRegina Miracle International
Holdings, Ltd. 37,000 8,596
#Sa Sa International Holdings,
Ltd. 1,184,000 146,607
ΩSamsonite Group SA 1,717,500 3,128,607
Sands China, Ltd. 628,000 1,308,308
*Shandong Hi-Speed Holdings
Group, Ltd. 84,000 14,047
Shangri-La Asia, Ltd. 1,252,000 708,008
*Shenwan Hongyuan HK, Ltd. 295,000 42,176
*Shun Tak Holdings, Ltd. 1,156,000 85,589
SITC International Holdings
Co., Ltd. 1,568,000 6,541,215
#*SJM Holdings, Ltd. 3,334,000 876,724
SmarTone
Telecommunications Holdings,
Ltd. 480,500 307,913
#Stella International Holdings,
Ltd. 815,000 1,545,990
Sun Hung Kai Properties, Ltd. 251,000 4,351,147
#SUNeVision Holdings, Ltd. 1,391,000 1,084,922
Swire Pacific, Ltd., Class A 328,000 3,550,586
Swire Pacific, Ltd., Class B 472,500 800,392
Swire Properties, Ltd. 252,800 806,766
Tai Hing Group Holdings, Ltd. 430,000 60,929
Techtronic Industries Co., Ltd. 589,000 8,413,480
*Television Broadcasts, Ltd. 426,600 149,756
Texhong International Group,
Ltd. 276,500 249,896
*Tongda Group Holdings, Ltd. 140,599 55,818
Transport International
Holdings, Ltd. 187,766 243,763
Truly International Holdings,
Ltd. 160,000 20,424
#United Laboratories
International Holdings, Ltd.
(The) 2,172,000 2,600,716
*Unity Group Holdings
International, Ltd. 838,000 42,254
#Vitasoy International
Holdings, Ltd. 824,000 650,049
*Viva Goods Company, Ltd. 1,720,000 129,542
Shares Value †
HONG KONG — (Continued)
VSTECS Holdings, Ltd. 1,006,000 $ 1,315,007
VTech Holdings, Ltd. 269,700 2,076,006
ΩWH Group, Ltd. 8,355,000 10,153,451
Wharf Real Estate Investment
Co., Ltd. 989,000 3,072,891
Wynn Macau, Ltd., Class B 1,232,000 891,711
#Xinyi Glass Holdings, Ltd. 3,362,321 4,141,873
Yee Hop Holdings, Ltd. 80,000 6,536
YesAsia Holdings, Ltd. 168,000 66,482
#Yue Yuen Industrial Holdings,
Ltd. 1,296,500 2,408,052
#*Yunfeng Financial Group,
Ltd. 288,000 98,160
*Zo Future Group 122,000 35,975
TOTAL HONG KONG 212,829,835
IRELAND — (0.6%)
AIB Group PLC 2,660,071 30,573,592
Bank of Ireland Group PLC 981,377 19,271,128
Cairn Homes PLC 757,317 1,936,645
FBD Holdings PLC 17,217 324,152
Glanbia PLC 229,858 5,333,370
Ω*Glenveagh Properties PLC 684,435 1,694,067
Irish Continental Group PLC 49,120 374,531
Kerry Group PLC, Class A 71,848 6,085,099
Kingspan Group PLC 124,020 11,442,113
Permanent TSB Group
Holdings PLC 44,968 153,501
TOTAL IRELAND 77,188,198
ISRAEL — (1.5%)
#*Abra Information
Technologies, Ltd. 9,299 11,856
*Accel Solutions Group, Ltd. 28,186 21,024
Ackerstein Group, Ltd. 21,037 65,759
*AFI Properties, Ltd. 12 928
#Africa Israel Residences, Ltd. 4,624 369,494
*Airport City, Ltd. 22,121 411,376
Albaad Massuot Yitzhak, Ltd. 3,873 46,180
*Allot, Ltd., Registered 2,852 20,693
Alrov Properties and Lodgings,
Ltd., Registered 4 363
#Altshuler Shaham Finance,
Ltd. 68,896 167,097
Amos Luzon Development and
Energy Group, Ltd. 16,613 34,046
Amot Investments, Ltd. 95,624 654,304
Analyst IMS Investment
Management Services, Ltd. 4,274 206,885
Arad, Ltd. 14,054 202,325
*Argo Properties NV 12,901 604,376
Ari Real Estate Arena
Investment, Ltd. 38,231 75,759
Aryt Industries, Ltd. 15,187 215,704
*Ashdod Refinery, Ltd. 716 24,375
Ashtrom Group, Ltd. 37,001 913,447
AudioCodes, Ltd. 39,755 368,131
#Aura Investments, Ltd. 38,870 277,027
Automatic Bank Services, Ltd. 13,900 123,596
Ayalon Holdings, Ltd. 15,154 785,381

Dimensional International Core Equity 2 ETF
continued
Shares Value †
ISRAEL — (Continued)
Azorim-Investment
Development & Construction
Co., Ltd. 58,127 $ 388,084
Azrieli Group, Ltd. 4,648 742,824
Bank Hapoalim BM 422,313 11,302,593
Bank Leumi Le-Israel BM,
Class IS 793,436 20,044,529
#Baran Group, Ltd. 7,644 62,765
*Bet Shemesh Engines
Holdings 1997, Ltd. 7,091 1,731,826
Bezeq The Israeli
Telecommunication Corp., Ltd. 1,182,697 3,217,397
Big Shopping Centers, Ltd. 3,801 1,002,991
Blue Square Real Estate, Ltd. 4,523 605,794
*Camtek, Ltd. 7,201 1,344,265
*Carasso Motors, Ltd. 55,314 597,331
Castro Model, Ltd. 1,356 59,437
Cellcom Israel, Ltd. 145,342 1,785,666
*CIELO-BLU GROUP, Ltd. 63,632 69,362
Clal Insurance Enterprises
Holdings, Ltd., Registered 101,557 8,775,703
Danel Adir Yeoshua, Ltd. 5,493 872,844
Danya Cebus, Ltd. 9,245 476,319
#Delek Automotive Systems,
Ltd. 48,716 370,469
Delek Group, Ltd. 10,525 3,589,798
Delta Galil, Ltd. 12,267 710,552
Delta Israel Brands, Ltd. 5,551 223,195
Diplomat Holdings, Ltd. 8,989 161,014
#*Doral Group Renewable
Energy Resources, Ltd. 106,818 2,670,314
#Duniec Brothers, Ltd. 2,433 202,822
El Al Israel Airlines 485,983 2,177,923
Elbit Systems, Ltd. 1,105 927,471
Electra Consumer Products
1970, Ltd. 13,071 365,987
Electra, Ltd. 25,579 842,279
#*Ellomay Capital, Ltd. 820 20,752
Energix-Renewable Energies,
Ltd. 62,972 467,573
*Enlight Renewable Energy,
Ltd. 1,912 173,304
*Enlight Renewable Energy,
Ltd. 39,938 3,556,593
*Equital, Ltd. 19,285 828,960
*Fattal Holdings 1998, Ltd. 8,207 2,043,306
First International Bank Of
Israel, Ltd. (The) 44,997 3,757,181
FMS Enterprises Migun, Ltd. 3,237 255,372
Formula Systems 1985, Ltd. 7,465 1,046,362
Formula Systems 1985, Ltd.,
ADR 278 39,334
Fox Wizel, Ltd. 11,564 1,245,260
*Gilat Satellite Networks, Ltd. 48,159 860,684
Hagag Group Real Estate
Development 35,677 378,989
Harel Insurance Investments &
Financial Services, Ltd. 90,576 5,614,690
Hilan, Ltd. 13,318 953,686
Shares Value †
ISRAEL — (Continued)
ICL Group, Ltd. 199,371 $ 1,069,741
IDI Insurance Co., Ltd. 14,023 1,081,597
Ilex Medical, Ltd. 1,617 30,175
Inrom Construction Industries,
Ltd. 130,634 1,221,313
Israel Canada T.R, Ltd., Class
A 146,973 1,023,083
Israel Discount Bank, Ltd.,
Class A 805,548 8,955,536
Israel Shipyards Industries,
Ltd. 4,082 192,198
*Israir Group, Ltd. 138,642 72,840
#Isras Investment Co., Ltd. 1,794 518,605
Isrotel, Ltd. 8,774 457,402
Issta, Ltd. 11,875 423,971
Kamada, Ltd. 28,075 228,531
Kardan Real Estate Enterprise
& Development, Ltd.,
Registered 72,504 147,358
Kenon Holdings, Ltd. 14,440 1,333,871
Kvutzat Acro, Ltd. 18,593 297,334
Lahav L.R. Real Estate, Ltd. 55,412 217,920
Land Development Nimrodi
Group, Ltd. 26,644 340,975
Lapidoth Capital, Ltd. 6,809 187,976
Libra Insurance Co., Ltd. 19,622 129,212
M Yochananof & Sons, Ltd. 6,731 779,771
*Malam - Team, Ltd. 3,034 86,648
Matrix IT, Ltd. 61,440 1,876,197
Max Stock, Ltd. 114,235 1,137,649
Mediterranean Towers, Ltd. 97,580 560,924
Mega Or Holdings, Ltd. 14,983 3,068,517
Meitav Investment House, Ltd. 46,532 2,118,422
Menora Mivtachim Holdings,
Ltd. 14,356 2,339,540
*Meshek Energy Renewable
Energies, Ltd. 220,971 960,337
Meshulam Levinstein
Contracting & Engineering,
Ltd. 1,880 335,644
*Migdal Insurance & Financial
Holdings, Ltd. 390,416 2,487,585
Mivne Real Estate KD, Ltd. 297,050 1,437,882
Mizrahi Tefahot Bank, Ltd. 63,743 5,009,358
*Naphtha Israel Petroleum
Corp., Ltd. 15,239 145,827
*Nayax, Ltd. 5,548 386,574
Neto Malinda Trading, Ltd. 10,819 623,014
*Neto ME Holdings, Ltd. 2,805 261,103
Next Vision Stabilized
Systems, Ltd. 59,505 6,810,880
#*Nice, Ltd., Sponsored ADR 283 28,872
*Nova, Ltd. 17,156 8,585,377
*Nova, Ltd., Registered 1,057 520,775
Novolog, Ltd. 208,125 68,596
Oil Refineries, Ltd. 3,620,161 1,849,229
One Software Technologies,
Ltd. 34,062 743,742
*OPC Energy, Ltd. 58,771 2,462,603

Dimensional International Core Equity 2 ETF
continued
Shares Value †
ISRAEL — (Continued)
*OY Nofar Energy, Ltd. 8,170 $ 514,473
Palram Industries 1990, Ltd. 7,797 135,014
Partner Communications Co.,
Ltd. 179,430 2,385,593
Paz Retail And Energy, Ltd. 13,050 3,602,713
#*Perion Network, Ltd. 27,194 277,545
Phoenix Financial, Ltd. 175,823 10,559,564
Plasson Industries, Ltd., Class
B 1,829 98,880
Polyram Plastic Industries, Ltd. 15,970 46,582
*Prashkovsky Investments and
Construction, Ltd. 9,450 505,767
*Priortech, Ltd. 2,038 215,042
Qualitau, Ltd. 6,262 1,177,247
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 11,273 1,389,961
Rani Zim Shopping Centers,
Ltd. 42,258 73,003
*Rapac Communication &
Infrastructure, Ltd. 1,152 36,833
*REIT Azorim HF Living, Ltd. 1,659 3,217
Scope Metals Group, Ltd. 7,898 599,811
*Shapir Engineering and
Industry, Ltd. 33,658 473,149
*Shikun & Binui Soltec
Renewable Energy 290,066 383,198
*Shikun & Binui, Ltd. 227,738 1,519,719
Shufersal, Ltd. 202,773 3,022,895
Strauss Group, Ltd. 23,017 997,976
#Tadiran Group, Ltd. 1,754 115,739
ΩTamar Petroleum, Ltd. 43,004 448,373
#*TAT Technologies, Ltd. 4,784 175,826
Tel Aviv Stock Exchange, Ltd. 100,243 5,049,247
Telsys, Ltd. 2,995 321,426
*Teva Pharmaceutical
Industries, Ltd. 156,779 5,512,477
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 140,780 4,937,155
Tiv Taam Holdings 1, Ltd. 72,559 339,427
#*Tower Semiconductor, Ltd. 28,711 6,346,567
Turpaz Industries, Ltd. 14,407 366,013
*Veridis Environment, Ltd. 21,919 328,397
Victory Supermarket Chain,
Ltd. 5,242 101,052
Villar International, Ltd. 1,521 95,367
YD More Investments, Ltd. 39,931 548,888
YH Dimri Construction &
Development, Ltd. 3,344 456,379
TOTAL ISRAEL 207,938,945
ITALY — (3.5%)
A2A SpA 2,436,171 6,930,033
ACEA SpA 59,645 1,563,051
Ariston Holding NV, Class B 117,976 543,048
Arnoldo Mondadori Editore
SpA 199,334 481,686
Ascopiave SpA 87,321 355,950
Avio SpA 1,393 51,538
Azimut Holding SpA 169,999 7,198,954
Shares Value †
ITALY — (Continued)
Banca Generali SpA 79,076 $ 5,171,367
Banca IFIS SpA 60,087 1,635,251
Banca Mediolanum SpA 228,841 5,001,065
Banca Monte dei Paschi di
Siena SpA 2,224,751 23,623,365
Banca Profilo SpA 440 96
Ω#*Banca Sistema SpA 24,788 47,978
#Banco BPM SpA, Class R 1,468,424 21,333,558
Banco di Desio e della Brianza
SpA 55,828 603,808
BasicNet SpA 1,672 14,161
Biesse SpA 13,411 92,817
BPER Banca SPA 1,859,604 27,341,728
Brembo NV 207,120 1,943,694
Brunello Cucinelli SpA 36,999 3,591,917
Buzzi SpA 125,349 6,840,319
*Cairo Communication SpA 92,861 272,326
Cembre SpA 4,143 378,589
Cementir Holding NV 71,055 1,266,934
*CIR SpA-Compagnie
Industriali 620,252 486,755
Comer Industries SpA, Class R 1,237 67,039
Credito Emiliano SpA 98,539 1,740,800
d'Amico International Shipping
SA 100,905 946,931
Danieli & C Officine
Meccaniche SpA 24,924 1,941,340
Danieli & C Officine
Meccaniche SpA 54,247 3,044,267
Datalogic SpA, Class M 20,407 130,704
Davide Campari-Milano NV,
Class M 238,407 1,761,876
De' Longhi SpA 63,473 2,460,055
DiaSorin SpA 18 1,225
Ω*doValue SpA 111,345 274,287
Emak SpA 77,715 82,320
ΩEnav SpA 124,930 729,814
Enel SpA 2,142,714 24,944,038
Eni SpA, Class B 1,517,701 42,728,069
#Eni SpA, Sponsored ADR 3,397 192,372
ERG SpA 65,877 1,775,823
Esprinet SpA 32,528 219,211
Ferrari NV 1,344 462,489
Ferrari NV 20,663 7,176,260
#Ferretti SpA 90,261 420,345
Fiera Milano SpA 45,557 397,598
Fila SpA 42,561 464,313
*Fincantieri SpA 57,459 803,434
FinecoBank Banca Fineco SpA 561,420 13,882,711
FNM SpA 167,594 99,674
Garofalo Health Care SpA 14,818 88,997
Gefran SpA 3,871 53,128
Generali 209,236 9,351,412
#GPI SpA 8,743 165,121
Ω*GVS SpA 2,963 14,702
Hera SpA 1,221,311 5,756,414
IMMSI SpA 190,642 110,139
Industrie De Nora SpA 18,814 136,612

Dimensional International Core Equity 2 ETF
continued
Shares Value †
ITALY — (Continued)
Ω#Infrastrutture Wireless
Italiane SpA 114,200 $ 967,876
Intercos SpA 26,589 378,025
Interpump Group SpA, Class R 51,787 2,173,586
Intesa Sanpaolo SpA 2,560,009 17,342,403
Iren SpA 533,015 1,628,157
Italgas SpA 625,867 7,554,631
Italmobiliare SpA 15,292 522,003
Iveco Group NV 292,661 4,794,260
Leonardo SpA 237,133 14,748,489
Lottomatica Group Spa 198,943 5,852,912
LU-VE SpA, Registered 3,141 203,019
Maire SpA 214,380 3,948,205
MARR SpA 20,627 207,848
MFE-MediaForEurope NV,
Class A 166,133 547,618
MFE-MediaForEurope NV,
Class A 426,349 1,451,371
#MFE-MediaForEurope NV,
Class B 76,196 329,818
#Moltiply Group SpA 11,213 447,215
Moncler SpA 158,999 9,556,950
#*NewPrinces SpA 6,174 122,107
ΩNexi SpA 80,160 380,640
Orsero SpA 15,009 286,630
ΩOVS SpA 282,055 1,674,172
Pharmanutra SpA 4,906 453,492
Ω*Philogen SpA 1,803 45,790
#Piaggio & C SpA 130,561 245,659
ΩPirelli & C SpA 595,787 4,088,488
Poste Italiane SpA 187,822 4,977,124
Prysmian SpA 141,393 21,221,887
ΩRAI Way SpA 122,456 879,118
Recordati Industria Chimica e
Farmaceutica SpA 100,906 5,875,767
Reply SpA 19,147 2,118,011
Rizzoli Corriere Della Sera
Mediagroup SpA 201,159 227,946
Sabaf SpA 2,636 42,208
*Safilo Group SpA 236,208 443,333
Saipem SpA 2,103,224 11,363,844
#*Salvatore Ferragamo SpA 52,833 458,620
Sanlorenzo SpA 15,551 605,637
Sesa SpA 11,059 1,115,007
Snam SpA 655,173 5,169,263
Sogefi SpA 58,331 140,271
SOL SpA 28,132 1,900,811
#*Stellantis NV 531,143 3,866,721
ΩTechnogym SpA 183,642 4,317,035
*Technoprobe SpA 14,850 321,046
#*Telecom Italia SpA 16,716,099 13,165,340
*Telecom Italia SpA 6,907,490 6,362,333
Tenaris SA 94,192 3,008,690
Tenaris SA, Sponsored ADR 92,234 5,893,753
#Terna - Rete Elettrica
Nazionale 766,486 9,216,030
*Tesmec SpA 494,605 82,968
#*TREVI - Finanziaria
Industriale SpA 356,397 129,100
Shares Value †
ITALY — (Continued)
TXT e-solutions SpA 8,501 $ 326,087
UniCredit SpA 611,248 47,051,067
Unipol Assicurazioni SpA 460,035 11,980,078
Webuild SpA 750,324 2,221,539
Wiit SpA 15,978 566,038
TOTAL ITALY 484,191,544
JAPAN — (22.2%)
#&Do Holdings Co., Ltd. 16,600 113,135
77 Bank, Ltd. (The) 299,700 5,783,433
A&D HOLON Holdings Co.,
Ltd. 38,700 705,073
AB&Company Co., Ltd.,
Registered 12,600 96,728
ABC-Mart, Inc. 102,800 1,750,234
Achilles Corp. 20,900 185,653
#AD Works Group Co., Ltd. 108,200 279,640
ADEKA Corp. 124,700 3,125,756
Ad-sol Nissin Corp. 14,784 139,910
Adtec Plasma Technology
Co., Ltd. 4,400 75,025
Advantest Corp. 190,000 34,264,382
Aeon Co., Ltd. 648,220 6,246,209
#Aeon Fantasy Co., Ltd. 9,700 157,906
#Aeon Hokkaido Corp. 56,600 305,926
Aeon Kyushu Co., Ltd. 2,600 46,374
AFC-HD AMS Life Science
Co., Ltd. 10,200 56,303
#AGC, Inc. 92,300 3,291,948
AGS Corp. 6,400 46,355
Ahresty Corp. 25,801 136,657
#Ai Holdings Corp. 30,400 521,459
Aica Kogyo Co., Ltd. 63,600 1,426,185
Aichi Corp. 14,900 132,451
Aichi Financial Group, Inc. 231,200 2,195,371
Aida Engineering, Ltd. 65,800 499,678
#Aidma Holdings, Inc. 2,000 15,915
Ain Holdings, Inc. 35,128 1,265,868
Air Water, Inc. 250,000 3,539,294
Airman Corp. 13,700 178,348
Airport Facilities Co., Ltd. 35,800 221,601
#Airtech Japan, Ltd. 9,200 71,684
Aisan Industry Co., Ltd. 54,800 608,131
Aisin Corp. 454,000 7,209,591
#AIT Corp. 7,400 104,362
#Aizawa Securities Group Co.,
Ltd. 8,700 80,224
Ajinomoto Co., Inc. 227,400 7,386,274
Akatsuki Corp. 27,400 112,954
#*Akebono Brake Industry
Co., Ltd. 211,600 170,139
Akita Bank, Ltd. (The) 16,300 566,893
#Albis Co., Ltd. 8,699 137,448
Alconix Corp. 40,600 642,791
Alfresa Holdings Corp. 165,300 2,495,244
#Alinco, Inc. 18,000 117,622
Allied Telesis Holdings KK,
Class B 104,500 177,384
Almado, Inc. 5,700 25,680

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
#Alpen Co., Ltd. 27,300 $ 342,676
Alpha Corp. 700 5,427
AlphaPolis Co., Ltd. 6,400 44,190
Alps Alpine Co., Ltd.,
Registered 293,246 4,428,491
ALSOK Co., Ltd. 332,400 2,518,905
Altech Corp. 12,600 203,186
Amada Co., Ltd. 345,700 5,799,721
Amano Corp. 56,600 1,294,137
#Amiyaki Tei Co., Ltd. 8,858 75,350
#Amvis Holdings, Inc. 29,600 72,912
ANA Holdings, Inc. 64,700 1,074,101
#Anabuki Kosan, Inc. 4,000 63,993
and ST HD Co., Ltd., Class B 46,600 891,527
Anest Iwata Corp. 23,900 241,433
#Anicom Holdings, Inc., Class
B 106,200 1,016,560
Anycolor, Inc. 48,100 844,716
AOKI Holdings, Inc. 46,500 460,831
Aoyama Trading Co., Ltd. 277,200 1,395,685
#Aoyama Zaisan Networks
Co., Ltd. 16,700 148,665
Aozora Bank, Ltd., Class A 172,300 2,769,137
#Appier Group, Inc. 70,000 395,776
Arakawa Chemical Industries,
Ltd. 15,500 123,343
Arata Corp. 36,734 652,377
Araya Industrial Co., Ltd. 3,000 47,631
#*ARCHION Corp. 752,901 1,455,786
#ARCLANDS Corp. 106,220 1,205,189
Arcs Co., Ltd. 52,213 1,132,856
ARE Holdings, Inc. 47,300 1,065,499
Arealink Co., Ltd. 46,500 298,220
Argo Graphics, Inc. 48,800 419,162
Arisawa Manufacturing Co.,
Ltd. 52,400 910,534
#Artience Co., Ltd. 47,600 1,187,684
Artnature, Inc. 4,500 23,232
#Artner Co., Ltd. 7,400 90,148
As One Corp. 64,200 887,177
Asahi Co., Ltd. 24,800 203,521
#Asahi Diamond Industrial
Co., Ltd. 60,500 498,424
Asahi Group Holdings, Ltd. 836,000 8,258,371
Asahi Intecc Co., Ltd. 160,800 3,384,183
Asahi Kasei Corp. 1,289,500 12,631,266
Asahi Kogyosha Co., Ltd. 12,800 303,041
Asahi Net, Inc. 26,500 106,030
ASAHI YUKIZAI Corp. 18,100 661,836
Asanuma Corp. 95,500 563,109
Ascentech KK 2,100 5,856
Asia Pile Holdings Corp. 41,500 370,231
Asics Corp. 376,100 10,637,026
ASKA Pharmaceutical
Holdings Co., Ltd. 21,900 407,520
ASKUL Corp. 49,300 368,716
Astellas Pharma, Inc. 1,032,800 14,710,504
Astena Holdings Co., Ltd. 52,200 160,226
Atrae, Inc. 18,800 77,501
Shares Value †
JAPAN — (Continued)
*Atsugi Co., Ltd. 3,700 $ 26,846
#Aucnet, Inc. 35,200 271,348
Autobacs Seven Co., Ltd. 114,700 1,116,222
Aval Data Corp. 3,000 56,150
Avant Group Corp. 25,900 212,879
Avex, Inc. 36,300 274,500
Awa Bank, Ltd. (The) 45,800 1,852,985
Axial Retailing, Inc. 85,604 616,198
Axyz Co., Ltd. 400 9,751
Azbil Corp. 390,400 3,472,880
#AZ-COM MARUWA Holdings,
Inc. 100,100 571,069
#AZOOM Co., Ltd. 6,700 175,084
Bandai Namco Holdings, Inc. 248,900 5,754,537
Bando Chemical Industries,
Ltd. 30,000 388,437
*Bank of Innovation, Inc. 1,100 35,519
Bank of Iwate, Ltd. (The) 60,700 761,147
Bank of Nagoya, Ltd. (The) 37,700 1,395,361
Bank of Saga, Ltd. (The) 9,200 298,829
Bank of the Ryukyus, Ltd. 52,900 850,019
Base Co., Ltd. 7,800 159,778
baudroie, Inc. 11,700 147,832
BayCurrent, Inc. 85,200 2,751,106
Beauty Garage, Inc. 7,800 77,550
Belc Co., Ltd., Class R 12,900 574,596
Bell System24 Holdings, Inc. 44,200 422,242
Belluna Co., Ltd. 92,100 495,455
#Bewith, Inc. 4,000 48,014
Bic Camera, Inc. 149,200 1,542,890
BIPROGY, Inc. 87,137 2,487,802
#B-Lot Co., Ltd., Class B 21,100 192,681
Blue Zones Holdings Co., Ltd. 109,500 1,219,345
#Bookoff Group Holdings, Ltd. 14,400 186,174
Bourbon Corp. 2,700 49,587
B-R31 Ice Cream Co., Ltd. 900 23,375
#Bridgestone Corp. 513,500 10,698,941
Broadleaf Co., Ltd. 26,300 151,552
Broadmedia Corp. 2,500 35,082
#BRONCO BILLY Co., Ltd. 2,100 55,480
Brother Industries, Ltd. 211,100 4,019,798
#Buffalo, Inc. 14,400 225,136
#Bull-Dog Sauce Co., Ltd. 4,800 55,319
Bunka Shutter Co., Ltd. 54,200 639,865
#Bushiroad, Inc. 20,800 33,316
Business Brain Showa-Ota,
Inc., Class G 30,000 176,510
Business Engineering Corp.,
Class G 16,400 125,900
BuySell Technologies Co., Ltd. 10,600 226,604
C. Uyemura & Co., Ltd. 10,100 1,510,762
Calbee, Inc. 92,300 1,746,988
#Can Do Co., Ltd. 1,000 20,229
Canon Marketing Japan, Inc. 68,800 1,569,573
Canon, Inc. 139,300 3,561,948
Canon, Inc., Sponsored ADR 68,669 1,757,240
Capcom Co., Ltd. 212,300 4,474,821
Career Design Center Co., Ltd. 2,400 37,079

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
#Careerlink Co., Ltd. 5,200 $ 77,848
Carlit Co., Ltd. 20,500 358,444
Casio Computer Co., Ltd. 44,300 448,357
Cawachi, Ltd. 17,400 331,000
CCI Group, Inc. 297,000 1,783,459
CDS Co., Ltd. 4,400 51,102
#Celsys, Inc. 40,257 349,636
Central Automotive Products,
Ltd. 21,000 242,156
Central Glass Co., Ltd. 28,900 757,056
Central Japan Railway Co. 99,400 2,374,867
Central Security Patrols Co.,
Ltd. 7,250 122,603
#Central Sports Co., Ltd. 3,200 48,009
#Ceres, Inc. 4,700 53,837
#Change Holdings, Inc. 31,700 182,466
Charm Care Corp. KK 33,600 275,524
Chiba Bank, Ltd. (The) 149,800 2,078,206
Chiba Kogyo Bank, Ltd. (The) 75,200 1,012,552
CHIMNEY Co., Ltd. 2,100 15,934
Chino Corp. 10,000 100,571
#*Chiyoda Corp. 165,500 1,067,742
Chori Co., Ltd. 9,200 250,981
Choushimaru Co., Ltd. 900 9,275
Chubu Electric Power Co., Inc. 199,701 3,428,707
Chubu Shiryo Co., Ltd. 24,402 262,699
Chubu Steel Plate Co., Ltd. 3,300 47,487
Chuetsu Pulp & Paper Co.,
Ltd. 10,600 129,807
#*Chugai Mining Co., Ltd. 4,100 22,449
Chugai Pharmaceutical Co.,
Ltd. 183,000 9,477,860
Chugai Ro Co., Ltd. 4,400 132,389
Chugin Financial Group, Inc. 173,500 3,240,704
Chugoku Electric Power Co.,
Inc. (The) 406,300 2,318,455
Chugoku Marine Paints, Ltd. 59,900 1,213,634
Citizen Watch Co., Ltd. 416,500 4,818,701
CKD Corp. 76,300 2,940,889
#CK-San-Etsu Co., Ltd. 4,000 105,932
Cleanup Corp. 4,500 24,754
CMK Corp. 134,300 537,354
Coca-Cola Bottlers Japan
Holdings, Inc. 171,900 3,748,332
#Colowide Co., Ltd. 89,199 1,053,334
Como Co., Ltd. 100 2,297
Computer Engineering &
Consulting, Ltd. 39,300 486,030
#Computer Institute of Japan,
Ltd. 41,900 132,621
COMSYS Holdings Corp. 101,600 3,661,244
#Comture Corp. 25,200 218,865
Copro-Holdings Co., Ltd. 9,800 52,219
#Core Concept Technologies,
Inc., Class B 5,900 51,845
#Core Corp., Class D 6,300 82,336
Cosmo Energy Holdings Co.,
Ltd. 175,600 4,485,669
Cosmos Initia Co., Ltd. 21,500 158,055
Shares Value †
JAPAN — (Continued)
Cosmos Pharmaceutical Corp. 56,200 $ 2,167,235
#Cota Co., Ltd. 20,754 147,935
CREAL, Inc. 10,900 47,090
#Create Restaurants Holdings,
Inc. 311,000 1,415,035
Create SD Holdings Co., Ltd. 32,800 686,538
Creek & River Co., Ltd. 13,800 117,213
Cresco, Ltd. 21,100 183,525
#Cross Cat Co., Ltd. 9,900 60,017
#*CrowdWorks, Inc. 17,400 63,846
CTI Engineering Co., Ltd. 26,600 478,683
CTS Co., Ltd. 16,600 91,631
#*CUC, Inc. 8,700 51,243
Curves Holdings Co., Ltd. 69,500 364,564
CyberAgent, Inc. 340,230 2,710,680
#Cybozu, Inc. 50,100 664,355
Dai Nippon Printing Co., Ltd. 137,600 2,606,150
Dai Nippon Toryo Co., Ltd. 14,800 116,356
Daicel Corp. 368,300 2,895,540
Dai-Dan Co., Ltd. 123,400 2,191,520
#Daido Metal Co., Ltd. 68,500 382,049
Daido Steel Co., Ltd. 253,600 2,950,211
Daiei Kankyo Co., Ltd. 8,700 209,027
Daifuku Co., Ltd. 147,100 6,364,430
Daihatsu Infinearth Mfg Co.,
Ltd. 25,500 480,042
Daiho Corp. 28,500 134,766
Daiichi Jitsugyo Co., Ltd. 13,400 273,208
Daiichi Life Group, Inc. 1,379,200 12,673,801
Daiichi Sankyo Co., Ltd. 150,500 2,486,004
Daiichikosho Co., Ltd. 119,765 1,240,793
Daiken Medical Co., Ltd. 17,000 47,733
Daiki Aluminium Industry Co.,
Ltd. 35,100 328,142
Daikin Industries, Ltd. 80,100 11,227,443
#Daikoku Denki Co., Ltd. 6,300 94,718
#Daikokutenbussan Co., Ltd. 7,100 217,705
Daikyonishikawa Corp. 68,700 373,520
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 72,916 496,018
Daio Paper Corp. 133,601 812,493
Daiseki Co., Ltd. 44,400 1,194,257
Daishi Hokuetsu Financial
Group, Inc. 244,700 3,057,481
#Daishinku Corp. 17,175 80,228
Daisue Construction Co., Ltd. 6,700 146,438
Daisyo Corp. 3,400 22,304
Daito Pharmaceutical Co., Ltd. 32,480 261,366
Daito Trust Construction Co.,
Ltd. 173,200 3,888,310
Daitron Co., Ltd. 23,400 434,387
Daiwa House Industry Co., Ltd. 406,500 12,420,293
Daiwa Securities Group, Inc. 814,200 7,624,763
Daiwabo Holdings Co., Ltd. 127,000 2,599,081
DCM Holdings Co., Ltd. 99,800 930,460
Dear Life Co., Ltd. 60,200 402,985
Delica Foods Holdings Co.,
Ltd. 2,500 13,672

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Denka Co., Ltd. 181,900 $ 4,759,197
Denso Corp. 339,300 4,076,017
#*Dentsu Group, Inc. 188,201 3,586,154
Dentsu Soken, Inc. 86,000 1,206,815
Dexerials Corp. 251,300 3,915,312
DIC Corp. 164,600 3,764,567
Digital Arts, Inc. 14,100 503,877
Digital Garage, Inc. 21,800 342,084
#Digital Hearts Holdings Co.,
Ltd. 18,600 98,754
Digital Information
Technologies Corp. 24,500 141,179
#dip Corp. 38,765 450,471
Disco Corp. 7,600 3,589,394
DKS Co., Ltd. 13,100 700,539
#DMG Mori Co., Ltd. 303,000 5,671,159
Double Standard, Inc. 9,000 77,534
Doutor Nichires Holdings Co.,
Ltd. 52,900 933,400
Dowa Holdings Co., Ltd. 87,200 5,273,011
DTS Corp. 129,000 839,667
Duskin Co., Ltd. 16,400 413,074
#DyDo Group Holdings, Inc. 28,100 454,212
Eagle Industry Co., Ltd. 27,700 497,241
Earth Corp. 13,000 379,950
East Japan Railway Co. 127,600 2,758,743
#EAT&HOLDINGS Co., Ltd. 6,000 75,313
Ebara Corp. 311,100 10,575,474
Ebara Foods Industry, Inc. 5,700 91,663
#Ebara Jitsugyo Co., Ltd. 13,400 203,773
Ebase Co., Ltd. 22,300 57,207
#Eco's Co., Ltd. 9,500 134,705
EDION Corp. 136,500 1,849,268
eGuarantee, Inc. 49,100 553,023
Ehime Bank, Ltd. (The) 50,100 567,803
Eidai Co., Ltd. 8,400 12,222
Eisai Co., Ltd. 86,900 2,599,153
EJ Holdings, Inc. 9,300 100,593
Elan Corp. 23,200 108,224
Elecom Co., Ltd. 46,076 476,623
Electric Power Development
Co., Ltd., Class B 55,500 1,365,320
#EM Systems Co., Ltd. 47,300 199,517
EN, Inc. 9,527 66,511
Endo Lighting Corp. 12,800 227,975
ENEOS Holdings, Inc. 2,392,200 20,158,260
Enomoto Co., Ltd. 7,000 146,741
Entrust, Inc. 4,900 34,365
#Envipro Holdings, Inc. 6,800 47,299
ERI Holdings Co., Ltd. 4,300 114,837
#ES-Con Japan, Ltd. 59,200 443,891
#Eslead Corp. 6,100 226,553
ESPEC Corp. 16,400 347,979
#Eternal Hospitality Group
Co., Ltd. 9,700 185,080
Euglena Co., Ltd. 30,400 78,180
#eWeLL Co., Ltd. 7,200 91,617
#*ExaWizards, Inc. 16,700 76,410
Exedy Corp. 39,200 1,528,426
Shares Value †
JAPAN — (Continued)
EXEO Group, Inc. 272,100 $ 4,990,367
Ezaki Glico Co., Ltd. 55,200 1,995,168
F&M Co., Ltd. 4,700 62,445
FaithNetwork Co, Ltd. 18,200 88,152
FALCO HOLDINGS Co., Ltd. 7,000 112,345
FANUC Corp. 28,700 1,259,133
Fast Retailing Co., Ltd. 35,800 16,811,984
*f-code, Inc. 9,500 88,753
*FDK Corp. 2,500 6,908
Feed One Co., Ltd. 26,600 189,097
#Ferrotec Corp. 62,186 2,988,166
#FFRI Security, Inc. 1,800 67,771
FIDEA Holdings Co., Ltd. 15,700 191,259
FINDEX, Inc. 19,000 95,906
#Fintech Global, Inc. 317,500 257,315
#First Bank of Toyama, Ltd.
(The) 86,200 1,425,253
Fit Easy, Inc. 4,600 70,803
#Fixstars Corp. 48,300 389,593
FJ Next Holdings Co., Ltd. 2,200 21,115
Focus Systems Corp. 8,600 82,979
Food & Life Cos., Ltd. 131,500 7,614,505
#Forval Corp. 5,000 33,949
Foster Electric Co., Ltd. 34,800 663,999
FP Corp. 59,800 875,792
#FP Partner, Inc. 7,100 100,221
#France Bed Holdings Co.,
Ltd. 35,600 289,653
Freebit Co., Ltd. 10,100 90,427
#*Fronteo, Inc. 34,200 169,576
F-Tech, Inc. 8,900 42,255
Fudo Tetra Corp. 19,000 359,133
Fuji Co., Ltd. 40,600 528,016
Fuji Corp. 46,000 1,781,232
Fuji Corp., Ltd. 14,900 76,542
#Fuji Die Co., Ltd. 11,400 72,166
Fuji Electric Co., Ltd. 96,502 8,057,999
Fuji Kyuko Co., Ltd. 30,700 442,755
FUJI OIL Co., Ltd. 64,100 1,362,542
Fuji Pharma Co., Ltd. 29,000 405,654
Fuji Seal International, Inc. 52,300 826,360
Fuji United Holdings Co., Ltd. 8,500 65,958
Fujibo Holdings, Inc. 24,529 611,249
#Fujicco Co., Ltd. 18,915 184,316
FUJIFILM Holdings Corp. 197,700 3,646,042
Fujikura Composites, Inc. 17,700 283,733
Fujikura, Ltd. 823,800 31,389,616
Fujimak Corp. 1,500 11,774
Fujimi, Inc. 53,200 1,091,465
#Fujita Kanko, Inc. 49,300 642,107
Fujitsu, Ltd. 466,900 9,474,758
#Fujiya Co., Ltd. 16,600 256,354
FuKoKu Co., Ltd. 11,500 129,453
Fukuda Corp. 7,600 406,420
Fukuda Denshi Co., Ltd. 19,000 1,219,744
Fukui Bank, Ltd. (The) 10,162 243,180
Fukui Computer Holdings, Inc. 10,300 216,247
Fukuoka Financial Group, Inc. 172,700 7,060,967

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Fukuyama Transporting Co.,
Ltd. 23,000 $ 761,750
FULLCAST Holdings Co., Ltd. 19,000 196,784
Fumakilla, Ltd. 4,400 31,532
Funai Soken Holdings, Inc. 85,400 610,370
Furukawa Co., Ltd. 47,800 1,261,306
Furukawa Electric Co., Ltd. 109,300 29,552,605
Furuno Electric Co., Ltd. 39,700 1,816,464
#Furuya Metal Co., Ltd. 26,800 1,257,012
Furyu Corp. 20,400 166,371
Fuso Chemical Co., Ltd. 69,600 1,447,918
Fuso Pharmaceutical
Industries, Ltd. 6,300 89,210
Futaba Industrial Co., Ltd. 113,400 705,561
#Future Corp. 61,300 598,116
G-7 Holdings, Inc. 23,500 192,703
#GA Technologies Co., Ltd. 27,900 272,760
Gakken Holdings Co., Ltd. 44,900 276,784
#Gakkyusha Co., Ltd. 3,900 56,818
Gakujo Co., Ltd. 5,700 57,980
Galilei Co., Ltd. 13,700 312,109
Gecoss Corp. 9,092 93,470
#Genki Global Dining
Concepts Corp. 9,400 166,939
#Genky DrugStores Co., Ltd. 20,800 478,504
Geo Holdings Corp. 52,200 619,251
Gift Holdings, Inc. 13,400 373,683
#giftee, Inc. 37,601 274,020
#Giken, Ltd. 19,401 223,222
Global Link Management KK 10,400 124,836
#Global Security Experts, Inc. 2,000 31,869
GLOBERIDE, Inc. 22,200 294,243
Glory, Ltd. 70,700 1,806,921
GLTECHNO HOLDINGS, Inc. 6,780 224,551
#GMO Financial Gate, Inc. 4,599 166,991
#GMO Financial Holdings, Inc. 74,800 490,218
#GMO GlobalSign Holdings
KK 7,100 86,402
#GMO Payment Gateway, Inc. 31,800 1,578,788
#GMS Group Co., Ltd. 40,777 98,882
#Godo Steel, Ltd. 12,000 217,862
#*Gokurakuyu Holdings Co.,
Ltd. 11,900 36,527
#Goldcrest Co., Ltd. 7,700 164,117
Goldwin, Inc. 60,063 840,932
#Good Com Asset Co., Ltd. 20,800 195,915
Grandy House Corp. 28,800 98,509
#Greens Co., Ltd. 9,600 141,453
grems, Inc. 11,251 202,540
GS Yuasa Corp. 172,600 6,957,750
GSI Creos Corp. 7,200 111,098
G-Tekt Corp. 37,300 429,400
#*Gumi, Inc. 44,100 90,617
Gunma Bank, Ltd. (The) 346,800 4,779,137
Gunze, Ltd. 31,500 725,663
H.U. Group Holdings, Inc. 97,600 1,937,613
H2O Retailing Corp. 169,600 2,501,168
Hachijuni Nagano Bank, Ltd. 413,342 5,595,897
Hagihara Industries, Inc. 13,200 138,229
Shares Value †
JAPAN — (Continued)
#Hakudo Co., Ltd. 2,500 $ 37,842
Hakuhodo DY Holdings, Inc. 243,901 1,633,478
Hakuto Co., Ltd. 3,700 98,341
Halows Co., Ltd. 14,300 359,086
Hamakyorex Co., Ltd. 91,600 1,005,405
Hamamatsu Photonics KK 210,002 2,711,043
Hankyu Hanshin Holdings, Inc. 119,800 3,453,983
Hanwa Co., Ltd. 152,000 1,564,570
Happinet Corp. 44,300 754,518
Hard Off Corp. Co., Ltd. 10,500 135,953
Harima Chemicals Group, Inc. 8,900 50,263
Haseko Corp. 304,500 5,263,971
#Hashimoto Sogyo Holdings
Co., Ltd. 6,400 51,174
Hazama Ando Corp. 219,400 2,665,758
Heiwa Real Estate Co., Ltd. 25,600 397,139
Heiwado Co., Ltd. 50,546 858,964
#Hennge K.K. 20,000 121,885
Hibino Corp. 3,900 79,018
Hiday Hidaka Corp. 31,900 579,963
#Hioki EE Corp. 10,432 744,263
Hirano Tecseed Co., Ltd. 6,300 71,722
Hirata Corp. 51,900 1,071,418
Hirogin Holdings, Inc. 524,100 6,185,654
Hirose Electric Co., Ltd. 31,800 4,428,927
#Hirose Tusyo, Inc. 3,400 82,448
Hiroshima Electric Railway
Co., Ltd. 3,200 12,804
#HIS Co., Ltd. 108,901 726,215
Hitachi Construction Machinery
Co., Ltd. 112,600 3,931,892
Hitachi, Ltd. 1,359,600 42,357,086
Hochiki Corp. 51,600 634,195
#Hoden Seimitsu Kako
Kenkyusho Co., Ltd. 3,000 55,882
Hodogaya Chemical Co., Ltd. 15,700 250,671
Hokkaido Coca-Cola Bottling
Co., Ltd., Class CO 1,900 51,591
#Hokkaido Electric Power Co.,
Inc. 218,000 1,405,756
Hokkaido Gas Co., Ltd. 47,500 250,678
#Hokkan Holdings, Ltd. 5,959 82,100
Hokko Chemical Industry Co.,
Ltd. 16,100 175,379
#Hokuetsu Corp. 57,300 325,067
Hokuhoku Financial Group,
Inc. 178,900 6,793,873
Hokuriku Electric Industry Co.,
Ltd. 2,700 47,382
Hokuriku Electric Power Co. 177,800 990,293
Hokuryo Co., Ltd. 2,600 44,383
#Hokuto Corp. 36,075 420,823
#Honda Motor Co., Ltd. 690,900 5,583,899
Honda Motor Co., Ltd.,
Sponsored ADR 157,216 3,826,637
H-One Co., Ltd. 24,800 199,565
#Honeys Holdings Co., Ltd. 27,400 255,107
Hoosiers Holdings Co., Ltd. 50,100 376,617
Horiba, Ltd. 41,700 5,774,481

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Hoshizaki Corp. 83,600 $ 2,720,248
Hosokawa Micron Corp. 12,100 457,114
#Hotland Holdings Co., Ltd. 9,500 95,603
House Foods Group, Inc. 88,207 1,691,471
#Howa Machinery, Ltd. 26,000 252,360
Hoya Corp. 82,500 15,320,188
HS Holdings Co., Ltd.,
Registered 12,201 87,592
#Hulic Co., Ltd. 387,400 4,365,836
Human Technologies, Inc. 2,600 24,622
Hyakugo Bank, Ltd. (The) 376,800 4,268,020
Hyakujushi Bank, Ltd. (The) 134,000 2,031,741
#I K K Holdings, Inc. 10,200 53,179
Ibiden Co., Ltd. 220,802 18,993,720
IBJ, Inc. 28,500 130,765
#Ichibanya Co., Ltd. 68,300 377,011
Ichigo, Inc. 172,500 550,397
Ichiken Co., Ltd. 9,000 159,778
Ichikoh Industries, Ltd. 41,400 133,945
Ichinen Holdings Co., Ltd. 23,600 325,149
#Ichiyoshi Securities Co., Ltd. 25,100 210,468
ID Holdings Corp. 22,200 142,376
#IDEA Consultants, Inc. 2,800 64,682
Idec Corp. 24,200 518,114
Idemitsu Kosan Co., Ltd. 866,945 7,460,358
IDOM, Inc. 142,300 1,196,844
IHI Corp. 477,000 8,684,350
Iida Group Holdings Co., Ltd. 121,000 1,706,455
Iino Kaiun Kaisha, Ltd. 142,200 1,495,457
I'll, Inc. 11,601 176,415
Imasen Electric Industrial 14,200 75,664
i-mobile Co., Ltd. 25,500 85,269
Imuraya Group Co., Ltd. 14,097 211,583
Inaba Denki Sangyo Co., Ltd. 27,900 469,852
#Inaba Seisakusho Co., Ltd. 9,400 99,396
Inabata & Co., Ltd. 41,000 1,011,231
I-NE Co., Ltd. 5,500 37,906
#Infomart Corp. 389,500 1,071,277
INFRONEER Holdings, Inc. 371,300 5,050,419
Innotech Corp. 9,100 166,025
#Inpex Corp. 1,061,300 28,106,283
Insource Co., Ltd. 72,500 316,454
#Intage Holdings, Inc. 18,400 195,031
Intelligent Wave, Inc. 10,600 66,020
Internet Initiative Japan, Inc. 136,300 2,411,485
#Inui Global Logistics Co., Ltd. 22,500 218,388
IPS, Inc. 7,200 147,487
Iriso Electronics Co., Ltd. 27,101 582,817
#ISB Corp. 12,300 168,600
#Ise Chemicals Corp. 11,000 366,421
#Iseki & Co., Ltd. 35,100 377,867
Isetan Mitsukoshi Holdings,
Ltd. 282,300 5,348,577
Ishihara Chemical Co., Ltd. 3,900 66,599
Ishihara Sangyo Kaisha, Ltd. 56,200 1,081,286
#Ishikawa Seisakusho, Ltd. 3,100 42,473
Ishizuka Glass Co., Ltd. 1,900 35,052
#Istyle, Inc. 170,800 504,645
Shares Value †
JAPAN — (Continued)
Isuzu Motors, Ltd. 516,600 $ 7,074,590
Itfor, Inc. 18,900 207,688
#ITmedia, Inc. 8,300 84,163
Ito En, Ltd. 95,300 1,756,639
ITOCHU Corp. 1,561,850 19,315,691
Itochu Enex Co., Ltd. 69,200 846,977
Itoham Yonekyu Holdings, Inc. 39,070 1,301,461
#Itoki Corp. 48,000 969,465
IwaiCosmo Holdings, Inc. 25,800 609,170
Iwaki Co., Ltd. 8,000 138,553
Iwatani Corp. 360,800 4,422,940
Iyogin Holdings, Inc. 291,100 5,606,329
Izumi Co., Ltd. 148,700 900,522
J Front Retailing Co., Ltd. 390,100 5,689,503
J Trust Co., Ltd. 106,500 453,987
JAC Recruitment Co., Ltd. 70,300 386,705
#Jade Group, Inc. 11,400 148,115
JANOME Corp. 12,600 89,653
Japan Airlines Co., Ltd. 186,300 2,917,458
Japan Airport Terminal Co.,
Ltd. 87,700 2,824,555
Japan Animal Referral Medical
Center Co., Ltd. 13,000 116,225
Japan Aviation Electronics
Industry, Ltd. 66,100 1,016,144
Japan Business Systems, Inc. 11,600 105,485
Japan Cash Machine Co., Ltd. 32,900 204,070
#*Japan Communications, Inc. 328,601 262,118
Japan Electronic Materials
Corp. 23,400 1,051,249
Japan Elevator Service
Holdings Co., Ltd. 177,400 1,804,509
Japan Engine Corp. 2,300 180,530
Japan Exchange Group, Inc. 545,200 6,483,394
Japan Eyewear Holdings Co.,
Ltd. 2,300 32,774
#Japan Investment Adviser
Co., Ltd. 60,800 850,474
Japan Lifeline Co., Ltd. 86,460 774,639
Japan Material Co., Ltd. 75,700 858,904
Japan Medical Dynamic
Marketing, Inc. 25,101 88,099
Japan Post Holdings Co., Ltd. 221,200 2,573,291
Japan Post Insurance Co., Ltd. 169,500 1,650,057
Japan Property Management
Center  Co., Ltd. 12,900 106,687
Japan Pulp & Paper Co., Ltd. 89,000 629,284
Japan Securities Finance Co.,
Ltd. 80,500 1,104,464
Japan Steel Works, Ltd. (The) 49,500 2,997,387
#Japan System Techniques
Co., Ltd. 8,100 98,158
Japan Tobacco, Inc. 325,300 12,175,007
Japan Transcity Corp. 28,900 214,668
Japan Wool Textile Co., Ltd.
(The) 54,500 620,800
JBCC Holdings, Inc. 51,700 396,563
JCU Corp. 20,400 863,099
#JDC Corp. 81,500 303,730

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Jeol, Ltd. 63,800 $ 2,555,583
#JFE Holdings, Inc. 343,901 3,763,697
JFE Systems, Inc. 8,000 96,538
#*JIG-SAW, Inc. 1,400 21,290
#JINS Holdings, Inc. 20,400 863,099
JINUSHI Co., Ltd. 19,000 407,390
JK Holdings Co., Ltd. 5,200 44,997
J-Lease Co., Ltd. 17,200 147,079
JM Holdings Co., Ltd. 33,000 286,819
JMS Co., Ltd. 17,545 47,808
J-Oil Mills, Inc. 30,400 381,976
Joshin Corp. 23,100 428,081
Joyful Honda Co., Ltd. 79,900 1,047,284
JP-Holdings, Inc. 77,200 324,653
JSB Co., Ltd. 8,600 282,633
JSP Corp. 20,100 295,269
JTEKT Corp. 383,500 4,681,634
#Juki Corp. 51,313 250,826
Juroku Financial Group, Inc. 89,000 1,169,401
Justsystems Corp. 31,601 745,131
JVCKenwood Corp. 315,400 2,381,023
JX Advanced Metals Corp. 8,500 259,819
Kadoya Sesame Mills, Inc. 5,700 58,162
Kaga Electronics Co., Ltd. 57,400 1,542,095
#Kagome Co., Ltd. 112,000 1,921,164
Kajima Corp. 161,900 6,319,787
Kakaku.com, Inc. 162,500 2,717,925
#Kamakura Shinsho, Ltd. 23,200 69,731
Kameda Seika Co., Ltd. 25,903 236,045
Kamei Corp. 24,400 498,261
Kamigumi Co., Ltd. 81,900 2,715,105
Kanaden Corp. 10,700 159,573
Kanadevia Corp. 325,300 2,478,595
#Kanagawa Chuo Kotsu Co.,
Ltd. 8,500 174,659
Kanamic Network Co., Ltd. 28,900 100,326
Kanamoto Co., Ltd. 49,500 1,465,684
Kandenko Co., Ltd. 126,500 5,519,971
Kaneka Corp. 68,800 2,149,986
#Kaneko Seeds Co., Ltd. 8,100 72,831
Kanematsu Corp. 296,700 4,074,525
Kanemi Co., Ltd. 500 11,949
#Kanro, Inc. 21,600 151,071
Kansai Electric Power Co., Inc.
(The) 324,800 5,193,111
#Kansai Paint Co., Ltd. 277,700 4,151,190
Kanto Denka Kogyo Co., Ltd. 65,000 693,118
#Kao Corp. 186,200 6,932,075
#Kappa Create Co., Ltd. 15,200 147,242
Katitas Co., Ltd. 62,300 1,238,407
Kato Sangyo Co., Ltd. 13,700 537,666
Kato Works Co., Ltd. 8,900 80,364
KAWADA TECHNOLOGIES,
Inc. 52,300 498,620
Kawai Musical Instruments
Manufacturing Co., Ltd. 5,700 99,847
Kawasaki Heavy Industries,
Ltd. 558,000 11,455,193
KDDI Corp. 1,294,500 21,333,373
Shares Value †
JAPAN — (Continued)
#KeePer Technical Laboratory
Co., Ltd. 12,500 $ 234,756
Keihan Holdings Co., Ltd. 151,605 3,138,423
Keihanshin Building Co., Ltd. 22,000 265,620
Keikyu Corp. 149,401 1,461,070
Keio Corp. 424,000 1,994,928
Keisei Electric Railway Co.,
Ltd. 202,203 1,434,860
KEIWA, Inc. 16,560 126,494
Keiyo Bank, Ltd. (The) 167,300 2,317,784
Kenko Mayonnaise Co., Ltd. 9,100 123,052
Kewpie Corp. 71,000 1,887,534
Keyence Corp. 16,514 7,513,788
KeyHolder, Inc. 2,600 13,439
KH Neochem Co., Ltd. 60,201 1,056,461
#Kibun Foods, Inc. 19,000 125,127
Kikkoman Corp. 154,000 1,401,876
#Kimura Chemical Plants Co.,
Ltd. 16,000 131,202
Kimura Unity Co., Ltd. 8,500 48,709
Kinden Corp. 3,200 171,165
#King Jim Co., Ltd. 9,200 46,439
Kinki Sharyo Co., Ltd. (The) 1,900 27,171
#Kintetsu Department Store
Co., Ltd. 9,748 103,200
Kintetsu Group Holdings Co.,
Ltd. 139,001 2,956,449
*Kioxia Holdings Corp. 400 95,874
#Kirin Holdings Co., Ltd. 359,800 5,693,016
Ki-Star Real Estate Co., Ltd. 26,400 530,679
Kitagawa Corp. 8,900 87,804
Kita-Nippon Bank, Ltd. (The) 5,873 175,960
Kitoku Shinryo Co., Ltd. 1,900 22,237
#Kitz Corp. 124,900 1,669,000
Kiyo Bank, Ltd. (The) 90,400 2,399,821
#*KNT-CT Holdings Co., Ltd. 11,700 146,189
KOA Corp. 64,301 772,244
#Koa Shoji Holdings Co., Ltd. 7,900 43,406
Koatsu Gas Kogyo Co., Ltd. 21,100 148,113
Kobe Bussan Co., Ltd. 114,600 1,960,643
#Kobe Electric Railway Co.,
Ltd. 3,500 53,559
Kobe Steel, Ltd. 676,100 8,311,838
Kohnan Shoji Co., Ltd. 34,500 891,644
Kohsoku Corp. 4,900 91,618
#Koike-ya, Inc. 1,000 29,706
Koito Manufacturing Co., Ltd. 178,800 2,901,556
Kojima Co., Ltd. 27,400 210,870
Kokusai Electric Corp. 114,900 4,676,508
Kokuyo Co., Ltd. 207,600 1,037,437
Komatsu, Ltd., Class R 439,100 18,373,241
KOMEDA Holdings Co., Ltd. 59,500 1,158,068
Komehyo Holdings Co., Ltd. 11,500 387,480
Komeri Co., Ltd. 32,500 691,666
#Konaka Co., Ltd. 6,000 9,074
Konami Group Corp. 41,500 5,005,265
#Kondotec, Inc. 10,200 94,381
Konica Minolta, Inc. 710,100 2,261,191
Konishi Co., Ltd. 79,100 718,288

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Konoike Transport Co., Ltd. 36,600 $ 661,442
Konoshima Chemical Co., Ltd. 10,400 119,925
Kosaido Holdings Co., Ltd. 167,800 648,906
Kose Holdings Corp. 43,100 1,533,618
Koshidaka Holdings Co., Ltd. 103,135 656,831
#Kotobuki Spirits Co., Ltd. 164,500 2,112,608
Kourakuen Corp. 11,200 77,690
KOZO KEIKAKU
ENGINEERING HOLDINGS,
Inc. 4,000 73,667
KPP Group Holdings Co., Ltd. 72,100 444,917
Kraftia Corp. 47,700 2,944,704
#KRS Corp. 17,233 338,711
K's Holdings Corp. 265,000 3,059,156
KU Holdings Co., Ltd. 16,600 120,656
Kubota Corp., Class R 582,284 9,486,430
Kumagai Gumi Co., Ltd. 118,800 1,139,443
Kumiai Chemical Industry Co.,
Ltd. 160,326 776,538
#Kura Sushi, Inc. 44,800 491,155
Kurabo Industries, Ltd. 12,200 738,049
#Kuraray Co., Ltd. 501,600 5,262,311
Kureha Corp. 58,100 1,445,965
Kurimoto, Ltd. 91,800 880,479
Kurita Water Industries, Ltd. 116,200 6,250,278
Kuriyama Holdings Corp. 10,930 127,292
Kusuri no Aoki Holdings Co.,
Ltd. 70,500 1,689,787
KYB Corp. 50,800 1,455,550
Kyodo Printing Co., Ltd. 16,600 163,558
Kyoei Steel, Ltd. 38,200 462,919
Kyokuto Boeki Kaisha, Ltd. 10,400 123,973
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 51,900 893,897
Kyokuyo Co., Ltd. 10,700 307,607
Kyorin Pharmaceutical Co.,
Ltd. 34,101 337,517
KYORITSU Co., Ltd. 2,000 2,782
Kyoritsu Maintenance Co., Ltd. 123,701 1,867,691
Kyosan Electric Manufacturing
Co., Ltd. 40,700 181,287
Kyoto Financial Group, Inc. 211,500 5,852,168
Kyowa Kirin Co., Ltd. 77,201 1,163,644
Kyushu Electric Power Co.,
Inc. 378,600 4,080,632
Kyushu Financial Group, Inc. 681,600 5,558,756
Kyushu Railway Co. 87,200 1,996,577
#LA Holdings Co., Ltd. 8,800 506,531
#Lacto Japan Co., Ltd. 11,800 250,375
Lasertec Corp. 30,300 8,254,408
#LEC, Inc. 24,900 164,300
Leopalace21 Corp. 270,200 1,124,217
Life Corp. 58,700 966,066
Lifedrink Co., Inc. 69,100 620,866
#LIKE, Inc. 6,600 66,630
#Link And Motivation, Inc. 68,900 244,462
Lintec Corp. 50,300 1,614,556
Lion Corp. 348,701 3,407,904
#LITALICO, Inc. 32,600 250,057
Shares Value †
JAPAN — (Continued)
#Lixil Corp. 340,078 $ 3,513,521
Loadstar Capital KK 11,900 229,715
Look Holdings, Inc. 2,700 44,591
Luckland Co., Ltd. 8,600 78,753
LY Corp. 1,302,600 3,427,217
M&A Capital Partners Co., Ltd. 12,200 250,688
M3, Inc. 207,071 1,987,395
Mabuchi Motor Co., Ltd. 284,500 2,676,974
Macbee Planet, Inc. 3,800 31,039
Macnica Holdings, Inc. 88,500 1,495,755
Maeda Kosen Co., Ltd. 60,000 699,148
#Maezawa Industries, Inc. 9,300 107,418
Makino Milling Machine Co.,
Ltd. 23,611 1,792,993
Makita Corp. 78,300 2,932,034
#Mammy Mart Holdings Corp. 11,500 81,899
Management Solutions Co.,
Ltd. 13,200 111,358
#*Mandom Corp. 53,101 1,045,382
Mani, Inc. 104,200 1,136,389
#MarkLines Co., Ltd. 15,900 149,863
Marubeni Corp. 214,600 8,315,313
Marubun Corp. 18,281 136,024
#Maruchiyo Yamaokaya Corp. 7,400 144,973
Marudai Food Co., Ltd. 20,800 301,040
Marufuji Sheet Piling Co., Ltd. 2,500 14,821
Marui Group Co., Ltd. 190,700 3,655,677
#Maruwa Co., Ltd. 5,400 2,532,095
Maruyama Manufacturing Co.,
Inc. 700 10,453
Maruzen CHI Holdings Co.,
Ltd. 10,000 22,016
Maruzen Showa Unyu Co.,
Ltd. 7,900 391,711
Marvelous, Inc. 33,900 98,214
#Matching Service Japan Co.,
Ltd. 6,400 38,595
Matsuda Sangyo Co., Ltd. 17,400 737,283
Matsui Securities Co., Ltd. 121,900 714,885
MatsukiyoCocokara & Co. 314,700 4,590,818
Matsuoka Corp. 3,600 47,899
Matsuyafoods Holdings Co.,
Ltd. 11,200 375,942
Max Co., Ltd. 55,600 600,688
Maxell, Ltd. 68,000 865,703
Maxvalu Tokai Co., Ltd. 11,500 252,082
Mazda Motor Corp. 883,701 5,704,116
McDonald's Holdings Co
Japan, Ltd. 69,200 3,585,744
Mebuki Financial Group, Inc. 722,800 5,989,316
MEC Co., Ltd. 24,200 1,436,202
#Media Do Co., Ltd. 9,899 78,457
#Medical System Network Co.,
Ltd., Class A 22,500 75,093
Medipal Holdings Corp. 155,100 2,780,230
#Medius Holdings Co., Ltd. 13,700 71,514
#*Medley, Inc. 9,300 133,650
Megmilk Snow Brand Co., Ltd. 50,600 1,020,363
Meidensha Corp. 64,300 3,471,351

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Meiho Facility Works, Ltd. 5,700 $ 35,537
Meiji Electric Industries Co.,
Ltd. 6,900 90,045
MEIJI Holdings Co., Ltd. 220,734 5,224,482
#Meiji Shipping Group Co.,
Ltd. 19,400 157,721
Meiko Electronics Co., Ltd. 24,200 4,887,719
MEITEC Group Holdings, Inc. 86,400 1,732,356
Meiwa Corp. 24,500 129,766
#Meiwa Estate Co., Ltd. 14,300 83,133
Members Co., Ltd. 8,600 59,051
Menicon Co., Ltd. 134,725 1,392,773
*Mercari, Inc. 223,701 5,387,496
METAWATER Co., Ltd. 28,800 623,031
Micronics Japan Co., Ltd. 56,600 4,680,999
#Midac Holdings Co., Ltd. 13,101 177,238
#Mie Kotsu Group Holdings,
Inc. 63,800 215,374
Mikuni Corp. 15,470 35,243
Milbon Co., Ltd. 25,900 422,287
MIMAKI ENGINEERING Co.,
Ltd. 21,200 202,253
MINEBEA MITSUMI, Inc. 266,400 5,310,830
#Mirai Industry Co., Ltd. 7,400 140,959
Miraini Holdings Co., Ltd. 24,732 297,816
MIRAIT ONE Corp. 84,200 2,162,157
Mirarth Holdings, Inc. 195,100 494,271
Miroku Jyoho Service Co., Ltd. 20,000 217,351
MISUMI Group, Inc. 199,200 4,562,259
Mitsuba Corp. 71,500 520,149
Mitsubishi Chemical Group
Corp. 1,214,100 7,063,559
Mitsubishi Corp. 605,000 19,265,180
Mitsubishi Electric Corp. 309,800 12,318,457
Mitsubishi Estate Co., Ltd. 197,061 5,575,881
Mitsubishi Gas Chemical Co.,
Inc. 125,900 3,535,050
Mitsubishi Heavy Industries,
Ltd. 727,700 21,430,940
Mitsubishi Kakoki Kaisha, Ltd. 32,000 649,373
Mitsubishi Logistics Corp. 515,700 4,599,028
Mitsubishi Materials Corp. 265,400 8,623,955
#Mitsubishi Motors Corp. 1,103,498 2,156,224
Mitsubishi Paper Mills, Ltd. 32,101 190,920
#Mitsubishi Pencil Co., Ltd. 31,500 469,168
Mitsubishi Research Institute,
Inc. 10,500 300,852
Mitsubishi Steel Manufacturing
Co., Ltd. 14,100 161,510
Mitsubishi UFJ Financial
Group, Inc. 2,323,700 41,771,883
Mitsuboshi Belting, Ltd. 16,600 417,900
Mitsui & Co., Ltd. 250,800 9,436,309
Mitsui Chemicals, Inc. 474,900 5,742,864
Mitsui DM Sugar Co., Ltd. 17,000 359,625
Mitsui E&S Co., Ltd. 584,900 20,957,937
Mitsui Fudosan Co., Ltd. 372,300 4,049,554
Mitsui High-Tec, Inc. 123,500 507,540
Mitsui Kinzoku Co., Ltd. 98,419 26,598,032
Shares Value †
JAPAN — (Continued)
#Mitsui Matsushima Holdings
Co., Ltd. 5,000 $ 43,234
Mitsui-Soko Holdings Co., Ltd. 84,900 2,130,288
Mitsuuroko Group Holdings
Co., Ltd. 28,300 360,285
Miura Co., Ltd. 103,107 2,124,581
#Miyaji Engineering Group,
Inc. 30,900 324,371
Miyazaki Bank, Ltd. (The) 91,200 1,151,749
Miyoshi Oil & Fat Co., Ltd. 7,100 96,914
Mizuho Financial Group, Inc. 473,800 20,324,071
Mizuho Medy Co., Ltd. 22,800 257,819
Mizuno Corp. 73,500 1,552,503
Mochida Pharmaceutical Co.,
Ltd. 20,278 435,439
Modec, Inc. 41,400 3,410,702
Monex Group, Inc. 34,200 146,660
Monogatari Corp. (The) 44,800 1,205,016
MonotaRO Co., Ltd. 92,600 1,097,928
MORESCO Corp. 2,600 28,488
Morinaga & Co., Ltd. 90,000 1,536,901
Morinaga Milk Industry Co.,
Ltd. 121,400 3,676,745
Moriroku Co., Ltd. 3,138 48,680
Morita Holdings Corp. 45,400 728,926
Morito Co., Ltd. 11,100 135,859
#Moriya Transportation
Engineering & Manufacturing
Co., Ltd. 9,400 124,050
Morozoff, Ltd. 3,900 36,684
Mory Industries, Inc. 11,500 68,763
MOS Food Services, Inc. 21,200 533,703
MrMax Holdings, Ltd. 17,900 80,645
MS&AD Insurance Group
Holdings, Inc. 527,900 13,589,538
MTG Co., Ltd. 8,700 320,341
#MTI, Ltd. 13,100 48,486
Mugen Estate Co., Ltd. 20,900 295,285
#m-up Holdings, Inc. 100,500 462,401
Murata Manufacturing Co., Ltd. 403,400 13,272,904
Musashi Seimitsu Industry
Co., Ltd. 100,600 2,757,264
Musashino Bank, Ltd. (The) 107,400 1,635,279
#NAC Co., Ltd. 21,800 72,062
Nachi-Fujikoshi Corp. 21,600 701,599
Nafco Co., Ltd. 13,100 181,321
#Nagaileben Co., Ltd. 9,800 105,877
Nagano Keiki Co., Ltd. 15,600 306,614
Nagase & Co., Ltd. 526,800 3,958,438
#Nagase Brothers, Inc. 4,400 64,889
Nagoya Railroad Co., Ltd. 155,700 1,759,145
Nakabayashi Co., Ltd. 16,800 61,966
#Nakakita Seisakusho Co.,
Ltd. 600 22,131
#Nakamoto Packs Co., Ltd. 7,300 88,743
#Nakamuraya Co., Ltd. 4,300 86,711
Nakanishi, Inc. 19,500 345,688
#Nakano Corp. 6,100 53,913
Nakayama Steel Works, Ltd. 53,500 202,112

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Namura Shipbuilding Co., Ltd. 87,776 $ 2,268,548
NANKAI Co., Ltd. 86,700 1,645,145
Nanto Bank, Ltd. (The) 176,500 1,674,838
Nanyo Corp. 9,900 91,037
Natori Co., Ltd. 6,900 81,547
NCD Co., Ltd. 4,100 64,337
#*NE, Inc. 7,200 14,105
NEC Corp. 330,700 8,654,483
#Needs Well, Inc. 8,400 24,336
*Net Protections Holdings, Inc. 107,300 286,900
New Art Holdings Co., Ltd. 5,500 48,295
Nexon Co., Ltd. 93,500 1,576,681
Nextage Co., Ltd. 76,200 1,658,160
NexTone, Inc. 9,300 87,062
NGK Corp. 261,400 8,275,456
NH Foods, Ltd. 86,300 3,575,250
NHK Spring Co., Ltd. 249,400 4,564,495
Nicca Chemical Co., Ltd. 3,600 42,225
Nice Corp. 3,921 48,367
Nichias Corp. 264,483 5,227,043
#Nichiban Co., Ltd. 10,600 122,907
Nichicon Corp. 92,000 1,421,346
Nichiden Corp. 18,300 272,915
Nichiha Corp. 26,600 527,060
Nichimo Co., Ltd. 6,300 90,296
Nichirei Corp. 451,900 5,440,218
#Nichireki Group Co., Ltd. 23,800 307,704
Nichirin Co., Ltd. 11,300 283,753
*NIDEC Corp. 269,064 4,115,672
Nifco, Inc. 146,100 4,301,748
#Nihon Dempa Kogyo Co., Ltd. 37,300 449,871
Nihon Denkei Co., Ltd. 1,400 21,531
Nihon House Holdings Co.,
Ltd. 33,300 64,175
Nihon Kohden Corp. 15,700 144,722
Nihon M&A Center Holdings,
Inc. 497,501 2,077,881
Nihon Nohyaku Co., Ltd. 36,000 226,974
Nihon Yamamura Glass Co.,
Ltd. 5,000 100,029
Niitaka Co., Ltd. 900 13,043
Nikkiso Co., Ltd. 109,200 1,852,229
Nikko Co., Ltd. 25,856 131,998
#Nikkon Holdings Co., Ltd. 113,606 3,685,009
Nikon Corp. 322,700 3,556,382
Nintendo Co., Ltd. 196,100 9,619,481
Nippi, Inc. 1,300 97,393
Nippn Corp. 73,700 1,247,263
Nippon Air Conditioning
Services Co., Ltd. 6,700 66,570
Nippon Aqua Co., Ltd. 9,500 41,709
#Nippon Avionics Co., Ltd. 5,500 225,679
Nippon Carbide Industries Co.,
Inc. 6,300 108,065
#Nippon Carbon Co., Ltd. 13,700 418,768
Nippon Care Supply Co., Ltd. 800 11,405
Nippon Chemical Industrial
Co., Ltd. 7,700 165,100
Nippon Chemi-Con Corp. 46,901 796,124
Shares Value †
JAPAN — (Continued)
#*Nippon Coke & Engineering
Co., Ltd. 375,200 $ 249,008
#Nippon Concrete Industries
Co., Ltd. 37,783 74,985
Nippon Denko Co., Ltd. 178,500 487,528
Nippon Densetsu Kogyo Co.,
Ltd. 20,100 627,223
Nippon Dry-Chemical Co., Ltd. 20,800 394,351
Nippon Electric Glass Co., Ltd. 122,200 6,351,546
NIPPON EXPRESS
HOLDINGS, Inc. 354,400 9,274,716
Nippon Fine Chemical Co.,
Ltd. 6,900 112,061
Nippon Gas Co., Ltd. 122,000 2,086,079
Nippon Kayaku Co., Ltd. 165,500 1,824,455
Nippon Kodoshi Corp. 6,800 275,984
Nippon Light Metal Holdings
Co., Ltd. 108,800 1,980,833
Nippon Paint Holdings Co.,
Ltd. 574,600 3,627,528
Nippon Paper Industries Co.,
Ltd. 214,100 1,792,535
Nippon Parking Development
Co., Ltd. 425,500 670,677
Nippon Rietec Co., Ltd. 9,300 160,831
Nippon Sanso Holdings Corp. 105,800 3,740,353
Nippon Seiki Co., Ltd. 7,500 121,949
Nippon Seisen Co., Ltd. 8,400 75,581
Nippon Sharyo, Ltd. 6,074 143,996
#*Nippon Sheet Glass Co.,
Ltd. 211,401 646,189
Nippon Shinyaku Co., Ltd. 87,900 2,686,838
Nippon Shokubai Co., Ltd. 223,800 3,081,258
Nippon Signal Co., Ltd. 48,800 522,240
Nippon Soda Co., Ltd. 35,000 811,876
Nippon Steel Corp. 1,680,400 6,136,964
Nippon Thompson Co., Ltd. 59,600 419,126
#Nippon Yakin Kogyo Co., Ltd. 16,700 481,695
Nipro Corp. 277,506 2,689,969
Nireco Corp. 2,700 35,976
Nishimatsu Construction Co.,
Ltd. 29,300 1,076,979
Nishimatsuya Chain Co., Ltd. 15,000 191,347
Nishi-Nippon Financial
Holdings, Inc. 206,500 5,195,938
Nishi-Nippon Railroad Co., Ltd. 36,300 661,464
Nishio Holdings Co., Ltd. 26,700 734,354
Nissan Chemical Corp. 152,446 6,590,866
#*Nissan Motor Co., Ltd. 1,071,496 2,434,208
Nissan Shatai Co., Ltd. 4,400 25,327
Nissan Tokyo Sales Holdings
Co., Ltd. 34,700 115,811
Nissei ASB Machine Co., Ltd. 6,800 352,356
Nissha Co., Ltd. 85,700 687,438
Nisshin Oillio Group, Ltd. (The) 85,500 985,919
Nisshin Seifun Group, Inc. 189,800 2,415,119
Nisshinbo Holdings, Inc. 274,600 3,615,072
Nissin Foods Holdings Co.,
Ltd. 178,400 3,191,630

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
#Nisso Holdings Co., Ltd. 29,900 $ 115,627
Nissui Corp. 603,600 4,712,706
Niterra Co., Ltd. 126,600 6,795,141
Nitori Holdings Co., Ltd. 276,400 3,909,515
Nitta Gelatin, Inc. 13,600 103,103
#Nitto Boseki Co., Ltd. 31,600 5,755,171
Nitto Denko Corp. 487,200 9,319,307
Nitto Fuji Flour Milling Co., Ltd. 3,600 40,318
Nitto Kogyo Corp. 34,300 990,444
Nitto Seiko Co., Ltd. 27,922 136,309
#Nittoc Construction Co., Ltd. 6,500 48,780
Nittoku Co., Ltd., Class B 19,401 302,705
Noevir Holdings Co., Ltd. 14,315 399,656
NOF Corp. 178,000 3,646,214
Nojima Corp. 242,600 1,887,173
Nomura Co., Ltd. 32,600 243,400
Nomura Holdings, Inc. 945,000 7,577,247
#*Nomura Holdings, Inc.,
Sponsored ADR 464,737 3,745,780
#Nomura Micro Science Co.,
Ltd. 36,600 853,661
Nomura Real Estate Holdings,
Inc. 605,700 3,930,933
Nomura Research Institute,
Ltd. 171,600 4,535,702
Noritake Co., Ltd. 53,400 1,175,648
Noritsu Koki Co., Ltd. 22,200 294,527
Noritz Corp. 45,500 681,752
North Pacific Bank, Ltd. 566,100 3,583,620
NPC, Inc. 8,200 38,984
#NS Solutions Corp. 56,300 1,295,182
NS Tool Co., Ltd. 11,500 63,626
NS United Kaiun Kaisha, Ltd. 14,900 722,632
NSD Co., Ltd. 72,100 1,236,519
NSK, Ltd. 789,402 6,387,555
NSW, Inc. 10,400 162,997
NTN Corp. 1,070,000 2,609,706
NTT, Inc. 4,224,900 4,111,530
#*Nxera Pharma Co., Ltd. 165,700 1,026,736
Oat Agrio Co., Ltd. 8,900 153,402
#Obara Group, Inc. 7,000 247,471
Obayashi Corp. 263,100 6,143,281
OBIC Co., Ltd. 71,600 1,901,200
Ochi Holdings Co., Ltd. 1,200 10,721
Odakyu Electric Railway Co.,
Ltd. 175,300 1,761,893
#Oenon Holdings, Inc. 49,200 131,238
Ogaki Kyoritsu Bank, Ltd.
(The) 66,000 2,960,850
Ohara, Inc. 3,000 23,490
#Ohba Co., Ltd. 5,200 40,915
Ohsho Food Service Corp. 32,900 614,730
OIE Sangyo Co., Ltd. 6,700 97,483
Oiles Corp. 23,500 388,555
#Oisix ra daichi, Inc. 18,800 167,959
Oita Bank, Ltd. (The) 68,700 929,854
Oji Holdings Corp. 932,300 4,893,378
Okabe Co., Ltd. 41,800 254,206
Okada Aiyon Corp. 7,600 106,649
Shares Value †
JAPAN — (Continued)
Okamoto Industries, Inc. 4,400 $ 157,800
Okamoto Machine Tool Works,
Ltd. 3,900 104,528
Okamura Corp. 49,600 791,929
Okasan Securities Group, Inc. 237,700 1,371,244
Oki Electric Industry Co., Ltd. 162,292 3,464,259
Okinawa Cellular Telephone
Co. 43,000 920,615
#Okinawa Electric Power Co.,
Inc. (The) 32,200 192,125
Okinawa Financial Group, Inc. 31,300 1,124,527
OKUMA Corp. 106,600 3,044,159
Okumura Corp. 31,000 1,216,617
#Okura Industrial Co., Ltd. 7,500 237,628
#Okuwa Co., Ltd. 30,480 151,909
Olympus Corp. 525,900 5,190,034
Omron Corp. 164,148 5,837,700
Onamba Co., Ltd. 1,800 21,491
#One Career, Inc. 5,100 59,493
Ono Pharmaceutical Co., Ltd. 343,200 5,050,376
Onoken Co., Ltd. 20,800 185,030
Onward Holdings Co., Ltd. 217,000 1,020,574
Ootoya Holdings Co., Ltd. 2,700 116,991
Open House Group Co., Ltd. 81,100 4,741,637
Open Up Group, Inc. 53,800 602,184
Optex Group Co., Ltd. 47,000 876,985
*Optim Corp. 17,300 47,140
Optimus Group Co., Ltd. 37,900 107,626
Oracle Corp. 9,600 529,545
Organo Corp. 35,000 3,524,457
Oriental Consultants Holdings
Co., Ltd. 800 15,673
Oriental Land Co., Ltd. 73,100 1,020,895
Oriental Shiraishi Corp. 163,800 388,843
#Oro Co., Ltd. 8,200 104,551
Osaka Gas Co., Ltd. 86,100 3,121,918
#Osaka Organic Chemical
Industry, Ltd. 21,200 633,139
#*Osaka Steel Co., Ltd. 15,400 241,655
#OSAKA Titanium
Technologies Co., Ltd. 30,000 481,861
Osaki Electric Co., Ltd. 43,700 567,775
#OSG Corp. 84,400 1,760,117
Otsuka Corp. 98,600 1,823,759
Otsuka Holdings Co., Ltd. 176,700 12,854,599
OUG Holdings, Inc. 2,000 50,477
Oval Corp. 16,700 74,492
OYO Corp. 9,500 165,987
Pack Corp. (The) 23,600 196,384
PAL GROUP Holdings Co.,
Ltd. 128,900 1,233,024
PALTAC Corp. 26,101 770,346
Pan Pacific International
Holdings Corp. 990,200 5,620,011
Panasonic Holdings Corp. 567,400 11,597,474
Paraca, Inc. 4,278 55,063
Park24 Co., Ltd. 247,900 2,891,811
#Pegasus Co., Ltd. 20,300 113,868

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Penta-Ocean Construction
Co., Ltd. 493,700 $ 5,513,385
#People Dreams &
Technologies Group Co., Ltd. 7,500 73,993
Persol Holdings Co., Ltd. 2,413,800 3,599,790
PHC Holdings Corp. 51,800 328,574
#PIA Corp. 4,400 98,274
#Pickles Holdings Co., Ltd. 12,600 89,090
#Pigeon Corp. 181,100 1,949,623
PILLAR Corp. 25,800 1,501,522
Pilot Corp. 22,600 690,814
#*PKSHA Technology, Inc. 4,800 101,082
#*Plaid, Inc. 9,700 32,745
Plus Alpha Consulting Co., Ltd. 44,500 619,345
Polaris Holdings Co., Ltd. 34,400 38,636
#Pole To Win Holdings, Inc. 27,900 53,412
Port, Inc. 8,200 125,063
PR Times Corp. 8,500 114,885
Premium Water Holdings, Inc. 5,100 111,142
Press Kogyo Co., Ltd. 137,000 689,787
Prestige International, Inc. 94,200 399,751
Prima Meat Packers, Ltd. 40,900 650,412
Procrea Holdings, Inc. 30,784 706,222
#Pronexus, Inc. 16,700 114,136
#Pro-Ship, Inc. 14,200 138,915
PS Construction Co., Ltd. 15,970 273,020
Punch Industry Co., Ltd. 13,500 41,696
QB Net Holdings Co., Ltd. 18,487 160,090
#Qol Holdings Co., Ltd. 47,300 531,542
Quick Co., Ltd. 30,000 161,003
Raccoon Holdings, Inc. 14,400 58,627
Raito Kogyo Co., Ltd. 49,000 1,200,727
Raiznext Corp. 21,300 307,325
Rakus Co., Ltd. 199,700 1,091,242
*Rakuten Bank, Ltd. 77,100 3,102,106
*Rakuten Group, Inc. 721,200 3,494,050
Rasa Corp. 7,500 86,388
#Rasa Industries, Ltd. 43,100 585,283
Recruit Holdings Co., Ltd. 320,774 14,949,188
Relo Group, Inc. 121,900 1,522,729
#Renaissance, Inc. 5,500 35,589
Renesas Electronics Corp. 489,100 10,025,138
Rengo Co., Ltd. 366,700 2,874,771
#*RENOVA, Inc. 105,500 747,969
#Resol Holdings Co., Ltd. 800 36,195
Resona Holdings, Inc. 954,500 11,807,525
Resonac Holdings Corp. 245,982 22,313,482
Resorttrust, Inc. 224,100 2,498,342
Restar Corp. 24,500 448,553
Retail Partners Co., Ltd. 30,800 254,529
Rheon Automatic Machinery
Co., Ltd. 15,700 152,286
Rhythm Co., Ltd. 3,600 78,223
Ricoh Co., Ltd. 725,000 6,090,824
Riken Keiki Co., Ltd. 8,900 190,830
Riken Technos Corp. 37,100 393,006
Riken Vitamin Co., Ltd. 25,100 443,521
#Ringer Hut Co., Ltd. 22,300 315,492
Shares Value †
JAPAN — (Continued)
Rinnai Corp. 73,600 $ 1,672,973
Rion Co., Ltd. 4,700 101,525
Riso Kagaku Corp. 12,300 82,416
#Riso Kyoiku Group Corp. 46,249 57,256
RIX Corp. 2,100 44,625
Rock Field Co., Ltd. 13,800 114,218
Rohto Pharmaceutical Co.,
Ltd. 179,100 2,629,269
#Rokko Butter Co., Ltd. 15,900 114,046
#Roland Corp., Registered 18,400 479,653
Rorze Corp. 218,200 5,110,201
Round One Corp. 356,781 1,946,637
Royal Holdings Co., Ltd. 99,100 867,018
Ryobi, Ltd. 42,400 690,771
RYODEN Corp. 13,500 305,399
Ryohin Keikaku Co., Ltd. 410,600 9,477,299
#Ryoyo Ryosan Holdings, Inc. 30,708 531,053
#Ryoyu Systems Co., Ltd. 3,400 66,175
S Foods, Inc. 23,501 426,214
S&B Foods, Inc. 6,708 197,338
#Sac's Bar Holdings, Inc. 18,400 86,537
Sagami Holdings Corp. 5,800 63,587
Saibu Gas Holdings Co., Ltd. 18,800 268,254
#Saizeriya Co., Ltd. 61,300 1,987,199
Sakai Chemical Industry Co.,
Ltd. 16,400 388,271
Sakai Heavy Industries, Ltd. 6,900 89,517
Sakai Moving Service Co., Ltd. 23,580 437,277
Sakata INX Corp. 85,000 1,266,009
Sakata Seed Corp. 36,700 966,067
Sakura Internet, Inc. 6,500 129,830
#Sala Corp. 60,961 404,578
#Samco, Inc., Class D 3,200 236,061
San Holdings, Inc. 10,100 89,589
San ju San Financial Group,
Inc. 126,300 1,293,587
San-A Co., Ltd. 37,500 787,307
San-Ai Obbli Co., Ltd. 69,900 1,028,171
Sangetsu Corp. 61,600 1,174,176
San-In Godo Bank, Ltd. (The) 69,100 825,910
*Sanken Electric Co., Ltd. 33,001 1,969,046
#Sanki Engineering Co., Ltd. 122,700 1,886,247
Sanko Gosei, Ltd. 36,200 200,052
#Sanko Metal Industrial Co.,
Ltd. 19,223 152,233
Sankyo Co., Ltd. 245,400 2,892,402
Sankyo Frontier Co., Ltd. 8,400 115,409
Sankyo Tateyama, Inc. 31,500 132,067
Sankyu, Inc. 67,900 3,661,370
#Sanoh Industrial Co., Ltd. 46,200 218,758
Sanoyas Holdings Corp. 11,900 23,541
#Sanrio Co., Ltd. 348,000 2,031,971
*Sansan, Inc. 19,700 157,771
Sansei Technologies, Inc. 11,100 150,663
#Sansha Electric
Manufacturing Co., Ltd. 11,500 76,175
Sanshin Electronics Co., Ltd. 5,200 89,429
Santec Holdings Corp.,
Registered 3,400 606,209

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Santen Pharmaceutical Co.,
Ltd. 399,900 $ 4,123,917
Sanwa Holdings Corp. 181,500 4,133,713
Sanyo Chemical Industries,
Ltd. 16,500 525,414
Sanyo Denki Co., Ltd. 30,300 1,338,030
#Sanyo Electric Railway Co.,
Ltd. 12,500 157,461
Sanyo Trading Co., Ltd. 22,242 222,271
Sapporo Holdings, Ltd. 231,000 2,594,429
Sato Corp. 38,200 507,286
Sato Shoji Corp. 9,800 171,541
Sawai Group Holdings Co.,
Ltd. 127,600 1,713,629
SBI Holdings, Inc. 421,086 8,488,629
#SBS Holdings, Inc. 20,700 548,196
SCREEN Holdings Co., Ltd. 67,102 4,380,546
Scroll Corp. 38,500 325,532
Secom Co., Ltd., Class B 80,000 2,930,347
Seed Co., Ltd. 16,600 56,462
Sega Sammy Holdings, Inc. 155,600 2,262,433
Seibu Giken Co., Ltd. 10,800 146,040
Seibu Holdings, Inc. 180,400 4,238,747
Seika Corp. 19,200 365,487
Seikitokyu Kogyo Co., Ltd. 36,500 338,435
Seiko Electric Co., Ltd. 4,600 73,973
Seiko Epson Corp. 364,800 4,880,528
Seiko Group Corp. 57,400 2,135,490
Seino Holdings Co., Ltd. 145,200 2,222,406
Seiren Co., Ltd. 30,900 626,065
Sekisui Chemical Co., Ltd. 321,200 4,854,741
Sekisui House, Ltd. 302,600 6,584,768
Sekisui Kasei Co., Ltd. 29,600 85,378
SEMITEC Corp. 8,500 130,832
Senko Group Holdings Co.,
Ltd. 226,300 2,665,114
Senshu Electric Co., Ltd. 11,700 453,202
Senshu Ikeda Holdings, Inc. 492,200 2,902,223
Septeni Holdings Co., Ltd. 106,600 286,389
#SERAKU Co., Ltd. 6,100 51,734
Seria Co., Ltd. 59,700 1,289,586
Seven & i Holdings Co., Ltd. 1,034,229 12,348,313
Seven Bank, Ltd. 1,287,500 2,171,509
#SFP Holdings Co., Ltd. 6,600 95,649
SG Holdings Co., Ltd. 363,421 3,390,584
Sharingtechnology, Inc. 40,500 300,316
#*Sharp Corp. 309,944 1,106,625
Shibaura Machine Co., Ltd. 31,400 836,572
Shibaura Mechatronics Corp. 126,500 3,858,652
Shibusawa Logistics Corp. 28,400 229,984
Shibuya Corp. 18,900 411,276
#*SHIFT, Inc. 143,115 599,292
#Shiga Bank, Ltd. (The) 128,775 1,581,902
Shikibo, Ltd. 6,604 44,882
Shikoku Bank, Ltd. (The) 50,300 821,401
Shikoku Electric Power Co.,
Inc. 148,600 1,475,996
#Shima Seiki Manufacturing,
Ltd. 44,201 265,987
Shares Value †
JAPAN — (Continued)
Shimadaya Corp. 10,100 $ 109,891
Shimadzu Corp. 142,600 3,305,084
Shimano, Inc. 15,300 1,602,690
Shimizu Bank, Ltd. (The) 5,000 79,608
Shimizu Corp. 334,100 6,477,112
Shimojima Co., Ltd. 10,200 84,097
Shin Maint Holdings Co., Ltd. 4,600 30,088
Shin Nippon Air Technologies
Co., Ltd. 19,000 431,639
#Shin Nippon Biomedical
Laboratories, Ltd. 3,400 31,070
Shinagawa Refra Co., Ltd. 35,800 436,349
Shindengen Electric
Manufacturing Co., Ltd. 6,200 130,366
Shin-Etsu Chemical Co., Ltd. 508,826 23,527,987
Shin-Etsu Polymer Co., Ltd. 46,600 632,515
Shinko Shoji Co., Ltd. 34,300 356,998
Shinmaywa Industries, Ltd. 100,400 1,635,693
#Shinnihonseiyaku Co., Ltd. 13,800 175,687
Shinobu Foods Products Co.,
Ltd. 5,200 49,377
Shinsho Corp. 5,200 76,786
Shinwa Co., Ltd. 10,400 200,759
Shinwa Co., Ltd. 11,500 71,698
Shionogi & Co., Ltd. 313,900 6,349,912
Ship Healthcare Holdings, Inc. 121,000 1,792,936
Shirai Electronics Industrial
Co., Ltd. 7,900 34,331
Shiseido Co., Ltd. 167,200 3,394,041
Shizuki Electric Co., Inc. 11,700 82,129
Shizuoka Financial Group, Inc. 238,300 4,183,423
#SHO-BOND Holdings Co.,
Ltd. 147,300 1,245,477
Shochiku Co., Ltd. 200 13,248
Shoei Co., Ltd. 97,700 1,089,816
Shoei Foods Corp. 10,800 281,880
Shofu, Inc., Class A 11,200 118,072
Showa Sangyo Co., Ltd. 23,000 449,858
SIGMAXYZ Holdings, Inc. 82,900 338,043
Siix Corp. 37,501 306,795
Simplex Holdings, Inc. 152,400 854,852
Sinanen Holdings Co., Ltd. 3,300 145,515
Sinfonia Technology Co., Ltd. 36,500 3,319,135
Sinko Industries, Ltd. 66,100 514,188
SK-Electronics Co., Ltd. 8,600 183,849
SKY Perfect JSAT Corp. 223,900 4,929,358
Skylark Holdings Co., Ltd. 272,600 5,232,640
Smaregi, Inc. 1,800 27,453
SMC Corp. 13,200 6,408,577
#SMK Corp. 2,700 57,548
SMS Co., Ltd. 105,500 1,197,693
Socionext, Inc. 219,700 2,606,313
#Soda Nikka Co., Ltd. 13,100 84,600
SoftBank Corp. 7,780,400 11,017,330
Softcreate Holdings Corp.,
Class B 14,700 166,976
Software Service, Inc. 2,800 201,551
Sojitz Corp. 212,500 7,946,460

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Soken Chemical & Engineering
Co., Ltd. 15,300 $ 329,032
#Solasto Corp. 118,198 844,029
Soliton Systems K.K. 8,700 99,045
Sompo Holdings, Inc. 335,600 12,414,876
Sony Financial Group, Inc. 429,900 383,798
Sony Financial Group, Inc.,
ADR 7,800 34,320
Sony Group Corp. 1,986,300 39,458,549
Sony Group Corp., ADR 39,000 783,510
Sotetsu Holdings, Inc. 77,300 1,303,009
Space Co., Ltd. 10,700 100,851
SPK Corp., Registered 9,200 74,678
#S-Pool, Inc. 77,900 118,313
Square Enix Holdings Co., Ltd. 187,200 2,935,135
SRA Holdings 3,800 109,001
#SRE Holdings Corp. 20,500 465,716
SRS Holdings Co., Ltd. 28,700 216,296
St Marc Holdings Co., Ltd.,
Registered 9,600 164,610
#ST. Corp. 13,000 121,202
Star Mica Holdings Co., Ltd. 38,900 406,364
Startia Holdings, Inc. 4,200 74,724
Starts Corp., Inc. 47,500 1,456,479
Starzen Co., Ltd. 49,130 356,158
Stella Chemifa Corp. 7,000 239,431
#Step Co., Ltd. 4,800 70,390
STI Foods Holdings, Inc. 10,800 77,259
#Strike Group Co., Ltd. 30,043 251,916
#Studio Alice Co., Ltd. 13,900 159,042
Subaru Corp. 701,200 10,513,190
#Subaru Enterprise Co., Ltd. 2,100 45,697
Sugi Holdings Co., Ltd. 106,400 2,125,216
#Sugimoto & Co., Ltd.,
Registered 11,862 92,425
Sukegawa Electric Co., Ltd. 1,900 72,748
SUMCO Corp. 523,100 8,265,184
#Sumida Corp. 65,200 560,028
Suminoe Co., Ltd. 4,200 34,012
Sumitomo Bakelite Co., Ltd. 58,800 2,063,750
Sumitomo Chemical Co., Ltd. 1,794,800 5,836,636
Sumitomo Corp. 188,400 7,021,193
Sumitomo Electric Industries,
Ltd. 360,600 23,448,607
#Sumitomo Forestry Co., Ltd. 574,400 5,082,196
Sumitomo Heavy Industries,
Ltd. 168,700 5,672,316
Sumitomo Mitsui Financial
Group, Inc. 548,400 19,289,626
Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 512,662 10,883,814
Sumitomo Mitsui Trust Group,
Inc. 336,600 11,122,267
Sumitomo Osaka Cement Co.,
Ltd. 51,400 1,278,891
#*Sumitomo Pharma Co., Ltd. 151,500 1,662,386
Sumitomo Realty &
Development Co., Ltd. 265,400 8,202,241
Shares Value †
JAPAN — (Continued)
#Sumitomo Rubber Industries,
Ltd. 355,500 $ 4,581,425
Sumitomo Seika Chemicals
Co., Ltd. 55,000 420,121
Sun Frontier Fudousan Co.,
Ltd. 8,600 147,353
#Suncall Corp. 62,000 667,854
Sundrug Co., Ltd. 77,300 1,861,159
Suntory Beverage & Food, Ltd. 77,600 2,227,896
#Sun-Wa Technos Corp. 8,100 165,665
Suruga Bank, Ltd. 257,300 3,799,446
#Suzuden Corp. 5,800 63,291
Suzuken Co., Ltd. 105,800 3,747,104
#Suzuki Co., Ltd. 15,900 320,628
Suzuki Motor Corp. 764,800 8,533,568
Suzumo Machinery Co., Ltd.,
Class A 1,600 10,935
SWCC Corp. 57,900 5,852,628
Synchro Food Co., Ltd. 13,500 35,321
Sysmex Corp. 565,300 4,971,018
System Research Co., Ltd. 11,100 117,230
#System Support Holdings,
Inc. 9,800 66,916
#Systems Engineering
Consultants Co., Ltd. 3,600 69,034
Systena Corp. 267,200 726,379
#Syuppin Co., Ltd. 31,000 216,815
T Hasegawa Co., Ltd. 25,700 475,279
T&D Holdings, Inc. 190,900 4,619,462
#T. RAD Co., Ltd. 2,700 191,423
#Tachibana Eletech Co., Ltd.,
Class S 17,000 310,915
Tachi-S Co., Ltd., Class S 40,100 526,120
Tadano, Ltd. 168,000 1,473,035
Taihei Dengyo Kaisha, Ltd. 31,500 574,299
Taiheiyo Cement Corp. 178,300 4,059,694
Taiho Kogyo Co., Ltd., Class A 20,300 153,767
Taikisha, Ltd. 33,200 739,402
Taiko Bank, Ltd. (The) 6,600 105,546
Taisei Corp. 44,900 4,858,042
Taisei Lamick Group Head
Quarter & Innovation Co., Ltd. 3,600 53,688
Taiyo Holdings Co., Ltd. 76,800 2,366,658
Taiyo Yuden Co., Ltd. 206,300 8,414,981
Takamatsu Construction
Group Co., Ltd. 19,800 427,702
#Takamiya Co., Ltd. 29,957 74,938
Takaoka Toko Co., Ltd. 13,800 664,880
#Takara & Co., Ltd. 9,400 202,450
Takara Holdings, Inc. 200,800 2,268,058
Takara Standard Co., Ltd. 45,400 858,719
Takasago International Corp. 74,000 553,448
Takasago Thermal
Engineering Co., Ltd. 77,300 2,222,736
#Takashima & Co., Ltd. 21,400 107,065
#Takashimaya Co., Ltd. 471,300 5,603,088
Take And Give Needs Co., Ltd. 13,200 57,953
#TAKEBISHI Corp. 3,900 55,001

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Takeda Pharmaceutical Co.,
Ltd. 478,000 $ 16,075,173
#Takeda Pharmaceutical Co.,
Ltd., Sponsored ADR 7,000 116,760
Takeuchi Manufacturing Co.,
Ltd. 71,900 3,220,944
#Taki Chemical Co., Ltd. 4,600 134,297
#Tama Home Co., Ltd. 16,000 362,975
Tamron Co., Ltd. 169,300 1,167,884
Tamura Corp. 135,700 724,807
TANABE ENGINEERING
Corp. 3,900 64,409
#Tanseisha Co., Ltd. 73,200 664,711
Taoka Chemical Co., Ltd. 3,100 17,824
TASUKI Holdings, Inc. 18,300 93,190
#Tauns Laboratories, Inc. 19,000 59,047
Tayca Corp. 18,900 228,554
Tazmo Co., Ltd. 11,800 218,673
TDC Soft, Inc. 17,100 103,448
TDK Corp. 982,100 18,115,313
TechMatrix Corp. 45,800 529,299
Techno Ryowa, Ltd. 3,800 166,351
Techno Smart Corp. 6,300 76,305
Teijin, Ltd. 321,800 3,233,299
Teikoku Corp. 10,900 192,187
Tekken Corp. 11,900 369,822
Temairazu, Inc., Registered 2,500 39,230
#*Ten Allied Co., Ltd. 5,800 10,511
Tenpos Holdings Co., Ltd. 600 14,186
Tera Probe, Inc. 5,600 364,149
Terasaki Electric Co., Ltd. 3,700 94,917
Terumo Corp. 421,100 5,366,368
#Tess Holdings Co., Ltd. 103,000 508,082
THK Co., Ltd. 145,100 5,438,067
TIS, Inc. 214,800 4,683,779
TKC Corp. 29,500 676,765
#*TKP Corp. 14,100 153,232
TOA Corp. 102,900 1,828,108
TOA ROAD Corp. 17,900 179,680
Toagosei Co., Ltd. 68,600 745,295
TOBISHIMA HOLDINGS, Inc. 18,100 232,047
Tobu Railway Co., Ltd. 121,200 2,160,184
Tocalo Co., Ltd. 70,500 1,408,155
Tochigi Bank, Ltd. (The) 192,600 1,171,295
Toda Corp. 308,600 2,790,506
Toei Animation Co., Ltd. 67,300 1,123,062
Toell Co., Ltd. 3,800 20,757
Toenec Corp. 44,900 700,269
Togami Electric Manufacturing
Co., Ltd. 900 36,412
Toho Bank, Ltd. (The) 417,100 1,775,347
Toho Co., Ltd. 31,800 282,071
Toho Co., Ltd. 127,000 1,180,406
Toho Gas Co., Ltd. 158,580 1,200,697
Toho Holdings Co., Ltd. 50,700 1,447,508
Toho Titanium Co., Ltd. 67,400 1,443,011
#*Toho Zinc Co., Ltd. 23,800 173,141
Tohoku Bank, Ltd. (The) 3,100 28,467
Shares Value †
JAPAN — (Continued)
Tohoku Electric Power Co.,
Inc. 267,800 $ 1,860,185
#Tokai Carbon Co., Ltd. 443,300 3,165,519
Tokai Corp. 11,400 190,964
TOKAI Holdings Corp. 146,370 1,065,749
Tokai Rika Co., Ltd. 53,933 994,993
Tokai Tokyo Financial
Holdings, Inc. 435,600 1,956,941
Tokio Marine Holdings, Inc. 585,500 26,908,975
Tokushu Tokai Paper Co., Ltd. 23,800 241,334
Tokuyama Corp. 121,500 3,099,818
Tokyo Base Co., Ltd. 62,500 165,917
*Tokyo Electric Power Co.
Holdings, Inc. 751,800 2,841,109
Tokyo Electron Device, Ltd. 26,700 588,676
Tokyo Electron, Ltd. 109,600 31,046,514
Tokyo Energy & Systems, Inc. 22,400 270,450
Tokyo Gas Co., Ltd. 94,400 4,018,047
Tokyo Kiraboshi Financial
Group, Inc. 38,900 2,894,445
Tokyo Ohka Kogyo Co., Ltd. 87,000 5,044,396
#Tokyo Rope Manufacturing
Co., Ltd. 9,600 103,716
#Tokyo Sangyo Co., Ltd. 13,900 77,437
Tokyo Seimitsu Co., Ltd. 62,500 6,832,105
Tokyo Steel Manufacturing
Co., Ltd. 104,100 1,127,326
Tokyo Tatemono Co., Ltd. 242,500 5,569,430
#Tokyo Tekko Co., Ltd. 32,700 374,776
Tokyo Theatres Co., Inc. 2,600 26,215
Tokyotokeiba Co., Ltd. 21,200 749,485
Tokyu Construction Co., Ltd. 157,800 1,482,286
Tokyu Corp. 143,700 1,526,363
Tokyu Fudosan Holdings Corp. 802,700 6,851,161
Toli Corp. 51,200 210,086
Tomato Bank, Ltd. 3,000 29,922
#Tomen Devices Corp. 3,300 319,671
Tomoe Engineering Co., Ltd. 16,000 180,313
#Tomoku Co., Ltd. 10,300 230,379
TOMONY Holdings, Inc. 353,200 1,992,462
Tomy Co., Ltd. 165,400 2,686,741
Topre Corp. 53,164 807,104
Topy Industries, Ltd. 15,200 285,852
Toray Industries, Inc. 664,700 4,754,977
#Torex Semiconductor, Ltd. 8,784 110,595
#Toridoll Holdings Corp. 65,000 1,677,834
Torishima Pump
Manufacturing Co., Ltd., Class
A 11,100 228,085
Tosei Corp. 100,000 1,041,447
Toshiba TEC Corp. 47,300 813,462
Tosho Co., Ltd. 17,200 91,650
Tosoh Corp. 258,600 3,982,016
Totech Corp. 22,300 540,761
Totetsu Kogyo Co., Ltd. 33,300 1,173,007
TOTO, Ltd. 162,900 5,639,466
Toumei Co., Ltd. 6,000 28,219
Towa Bank, Ltd. (The) 27,000 180,396
Towa Pharmaceutical Co., Ltd. 41,900 1,058,830

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
Toyo Corp. 8,000 $ 90,820
Toyo Kanetsu KK 15,600 272,170
Toyo Logistics Co., Ltd. 1,600 21,360
Toyo Seikan Group Holdings,
Ltd. 81,200 1,678,356
Toyo Suisan Kaisha, Ltd. 33,200 2,286,002
#Toyo Tanso Co., Ltd. 27,400 1,061,345
#Toyo Tire Corp. 184,700 4,503,613
Toyobo Co., Ltd. 175,700 1,597,731
Toyoda Gosei Co., Ltd. 130,200 3,844,392
Toyota Boshoku Corp. 162,601 2,291,076
Toyota Motor Corp. 3,962,405 76,438,852
#Toyota Motor Corp.,
Sponsored ADR 8,720 1,679,646
Toyota Tsusho Corp. 366,700 14,276,741
Traders Holdings Co., Ltd. 25,000 166,395
#Transaction Co., Ltd. 37,400 270,407
*Transaction Media Networks,
Inc. 12,600 24,765
Transcosmos, Inc. 15,300 375,409
TRE Holdings Corp. 91,700 935,696
#Treasure Factory Co., Ltd. 19,400 210,831
Trend Micro, Inc. 80,200 2,802,560
#Tri Chemical Laboratories,
Inc. 52,700 1,076,162
Trusco Nakayama Corp. 45,900 633,558
#*Tsubaki Nakashima Co., Ltd. 36,273 75,460
Tsubakimoto Chain Co. 67,100 1,005,826
Tsubakimoto Kogyo Co., Ltd. 8,400 149,126
#Tsuburaya Fields Holdings,
Inc. 63,500 575,412
Tsugami Corp. 79,800 2,388,322
Tsukada Global Holdings, Inc. 12,500 49,456
Tsukishima Holdings Co., Ltd. 56,800 1,132,702
#Tsukuba Bank, Ltd. 175,800 650,675
Tsumura & Co. 102,000 2,376,453
Tsuruha Holdings, Inc. 303,791 3,989,674
Tsurumi Manufacturing Co.,
Ltd. 15,000 208,002
UACJ Corp. 201,900 3,534,104
#UBE Corp. 203,100 3,067,140
Ubicom Holdings, Inc. 6,700 40,318
Uchida Yoko Co., Ltd. 53,400 686,306
Ueki Corp. 1,800 28,831
ULS Group, Inc. 19,800 62,544
#Ultrafabrics Holdings Co., Ltd. 6,600 28,008
Ulvac, Inc. 4,000 249,182
UMENOHANA GROUP Co.,
Ltd. 1,500 8,347
Umios Corp. 158,300 1,338,991
U-Next Holdings Co., Ltd. 89,100 868,228
Unicharm Corp. 392,803 2,286,306
#Unipres Corp. 54,500 455,253
#Unisia Holdings Co. 3,300 38,874
UNISOL Holdings Co.rp. 24,800 343,106
United Arrows, Ltd. 40,000 628,697
#United Super Markets
Holdings, Inc. 117,387 612,760
UNITED, Inc. 3,600 11,624
Shares Value †
JAPAN — (Continued)
#*Universal Entertainment
Corp. 27,200 $ 127,057
#Urbanet Corp. Co., Ltd. 46,300 162,503
#User Local, Inc. 5,300 52,220
Ushio, Inc. 134,100 2,704,164
USS Co., Ltd. 319,200 3,452,628
UT Group Co., Ltd. 964,400 1,132,380
V Technology Co., Ltd. 10,700 329,798
Valor Holdings Co., Ltd. 53,700 1,264,497
Valqua, Ltd. 19,600 724,189
#Value HR Co., Ltd. 14,000 124,718
#ValueCommerce Co., Ltd. 10,801 32,188
Valuence Holdings, Inc. 3,700 57,068
Vector, Inc. 62,700 498,543
Vertex Corp. 35,300 442,419
#Vision, Inc. 89,900 627,043
#*Visional, Inc. 37,800 1,782,115
Vital KSK Holdings, Inc. 42,122 376,317
VT Holdings Co., Ltd. 96,900 296,812
WA, Inc. 2,600 22,631
#Wacoal Holdings Corp. 45,200 1,332,593
Wacom Co., Ltd. 243,000 1,111,841
Wakachiku Construction Co.,
Ltd. 4,300 98,922
Wakita & Co., Ltd. 68,600 794,544
Warabeya Nichiyo Holdings
Co., Ltd. 20,800 367,937
#Waseda Academy Co., Ltd. 5,400 66,714
Washington Hotel Corp. 2,500 32,386
#Watahan & Co., Ltd. 18,200 163,760
#WDB Holdings Co., Ltd. 11,400 108,395
Wealth Management, Inc. 1,600 10,996
#Weathernews, Inc. 21,800 283,099
Wellneo Sugar Co., Ltd. 10,000 170,575
West Holdings Corp. 46,900 861,053
West Japan Railway Co. 157,900 2,853,092
#Will Group, Inc., Preference 20,193 144,839
WingArc1st, Inc. 26,333 447,495
Workman Co., Ltd. 20,200 928,113
World Co., Ltd. 89,400 865,447
World Holdings Co., Ltd. 13,900 226,899
*W-Scope Corp. 68,300 99,374
Xebio Holdings Co., Ltd. 34,000 215,449
#YAC Holdings Co., Ltd. 13,101 97,230
Yagi & Co., Ltd. 600 14,569
Yahagi Construction Co., Ltd. 40,800 555,091
Yakult Honsha Co., Ltd. 159,300 2,777,750
#YAKUODO Holdings Co., Ltd. 18,141 203,400
YAMABIKO Corp. 45,600 1,131,961
YAMADA Consulting Group
Co., Ltd. 7,062 73,502
Yamada Corp. 400 16,592
Yamada Holdings Co., Ltd. 780,500 2,601,418
Yamae Group Holdings Co.,
Ltd. 20,500 373,881
Yamagata Bank, Ltd. (The) 20,600 333,507
Yamaguchi Financial Group,
Inc. 313,800 5,380,687
Yamaha Corp. 330,900 2,375,562

Dimensional International Core Equity 2 ETF
continued
Shares Value †
JAPAN — (Continued)
#Yamaha Motor Co., Ltd. 863,600 $ 6,095,157
Yamaichi Electronics Co., Ltd. 34,900 2,313,972
#Yamami Co. 2,100 55,346
Yamanashi Chuo Bank, Ltd.
(The) 30,700 1,053,993
#Yamatane Corp. 16,600 213,982
Yamato Holdings Co., Ltd. 201,000 2,263,262
Yamau Holdings Co., Ltd. 4,700 64,304
#Yamaura Corp. 9,900 91,037
Yamax Corp. 2,100 19,565
Yamaya Corp. 3,100 46,429
Yamazaki Baking Co., Ltd. 143,800 3,010,802
Yamazen Corp. 57,100 561,508
Yashima Denki Co., Ltd. 13,800 258,378
Yaskawa Electric Corp. 54,000 1,902,173
YE DIGITAL Corp. 10,500 61,645
Yellow Hat, Ltd. 90,700 878,031
Yodoko, Ltd. 900 7,696
Yokogawa Bridge Holdings
Corp. 48,700 910,571
Yokogawa Electric Corp. 127,500 4,444,865
Yokohama Financial Group,
Inc. 435,700 4,128,870
Yokohama Rubber Co., Ltd.
(The) 143,100 5,750,300
#Yokorei Co., Ltd. 66,001 696,210
Yokowo Co., Ltd. 14,901 420,771
Yondenko Corp. 26,000 336,645
Yondoshi Holdings, Inc. 15,700 185,048
Yonex Co., Ltd. 53,800 908,769
#Yorozu Corp. 22,900 124,214
Yoshicon Co., Ltd. 1,700 27,555
#*Yoshimura Food Holdings
KK 14,800 63,656
#Yoshinoya Holdings Co., Ltd. 103,900 2,094,509
#Yossix Holdings Co., Ltd. 6,000 123,863
Yotai Refractories Co., Ltd.,
Registered 300 3,195
Yuasa Co., Ltd. 14,500 552,407
Yuken Kogyo Co., Ltd. 600 11,452
#Yukiguni Factory Co., Ltd. 25,900 173,543
Yurtec Corp. 53,800 855,211
#Yushin Co 15,800 67,251
Zacros Corp. 37,100 324,112
Zenrin Co., Ltd. 61,155 332,107
Zensho Holdings Co., Ltd. 30,500 1,678,322
Zeon Corp. 292,100 3,401,822
ZERIA Pharmaceutical Co.,
Ltd. 32,522 448,071
#Zero Co., Ltd. 600 12,731
#ZIGExN Co., Ltd. 64,200 167,152
Zojirushi Corp., Class B 26,600 266,501
ZOZO, Inc. 300,600 2,021,840
#Zuiko Corp. 8,800 49,305
Zuken, Inc. 4,600 129,747
TOTAL JAPAN 3,069,701,913
NETHERLANDS — (3.3%)
Aalberts NV, Registered 139,297 5,274,619
Shares Value †
NETHERLANDS — (Continued)
ABN AMRO Bank NV, Class
CV 458,721 $ 15,922,431
Acomo NV 26,723 811,897
Ω*Adyen NV 4,937 5,550,998
Aegon, Ltd. 206,945 1,705,121
Aegon, Ltd.- NYS 1,484,563 12,217,953
*AFC Ajax NV 4 40
Akzo Nobel NV 179,836 10,522,499
Allfunds Group PLC 308,946 3,160,202
AMG Critical Materials NV 50,896 2,136,189
APERAM SA 75,770 4,033,458
Arcadis NV 42,056 1,795,747
ArcelorMittal SA 1,808 104,432
ArcelorMittal SA- NYS 200,557 11,473,866
ASM International NV 22,337 21,763,692
ASML Holding NV- NYS,
NVDR 88,856 127,862,896
ASML Holding NV, Class B 6,418 9,202,988
ASR Nederland NV, Class B 242,279 18,348,269
Ω#*Basic-Fit NV 72,437 2,426,803
BE Semiconductor Industries
NV 54,461 15,792,463
#Brunel International NV 8,513 72,300
Coca-Cola Europacific
Partners PLC 48,319 4,585,453
Corbion NV 66,038 1,471,849
ΩCTP NV 94,831 1,788,760
*Flow Traders, Ltd. 54,995 1,768,913
ForFarmers NV 48,377 345,031
Fugro NV 129,451 1,875,375
HAL Trust 9,845 1,970,201
*Havas NV 54,317 1,032,206
Heineken NV 119,036 9,235,455
IMCD NV 1,228 144,266
ING Groep NV 623,060 18,092,918
*InPost SA 35,541 634,542
Kendrion NV 17,987 384,013
Koninklijke Ahold Delhaize NV 511,863 24,029,605
Koninklijke BAM Groep NV 339,666 3,723,464
Koninklijke Heijmans NV 32,124 3,242,622
Koninklijke KPN NV 5,093,253 27,268,214
Koninklijke Philips NV 10,414 273,519
Koninklijke Philips NV- NYS 380,676 10,027,006
Koninklijke Vopak NV 94,918 4,747,682
#*Magnum Ice Cream Co. NV
(The) 90,012 1,343,879
#*Magnum Ice Cream Co. NV
(The) 321,187 4,686,991
Nedap NV 6,100 604,648
NN Group NV 303,001 26,408,801
*Pharming Group NV 636,558 1,069,293
PostNL NV 157,245 174,772
#Randstad NV 170,911 5,040,238
SBM Offshore NV 226,920 9,699,893
ΩSignify NV 177,155 4,014,915
Sligro Food Group NV 23,403 356,887
TKH Group NV 40,266 2,055,622
*TomTom NV 47,877 261,153
Universal Music Group NV 357,267 7,466,113

Dimensional International Core Equity 2 ETF
continued
Shares Value †
NETHERLANDS — (Continued)
Van Lanschot Kempen NV 40,192 $ 3,073,994
Wolters Kluwer NV 50,343 3,922,417
TOTAL NETHERLANDS 456,999,573
NEW ZEALAND — (0.2%)
a2 Milk Co., Ltd. (The) 134,569 686,904
#Air New Zealand, Ltd. 2,184,018 546,483
Auckland International Airport,
Ltd. 330,900 1,607,247
Briscoe Group, Ltd. 19,130 51,246
Channel Infrastructure NZ, Ltd. 494,744 885,495
Chorus, Ltd. 387,060 2,217,293
Contact Energy, Ltd. 369,449 2,066,379
EBOS Group, Ltd. 99,777 1,250,069
*Eroad, Ltd. 23,919 13,589
Fisher & Paykel Healthcare
Corp., Ltd. 82,283 1,770,636
*Fletcher Building, Ltd. 837,118 1,375,064
Freightways Group, Ltd. 213,913 1,593,161
#Genesis Energy, Ltd. 680,546 989,661
*Gentrack Group, Ltd. 92 327
Hallenstein Glasson Holdings,
Ltd. 57,533 331,952
#Heartland Group Holdings,
Ltd. 884,722 588,596
Infratil, Ltd. 129,358 949,711
*KMD Brands, Ltd. 959,765 35,034
Mainfreight, Ltd. 33,478 1,162,903
Mercury NZ, Ltd. 94,713 373,608
Meridian Energy, Ltd. 178,375 596,505
Napier Port Holdings, Ltd. 11,379 24,788
NZX, Ltd. 341,868 281,785
*Oceania Healthcare, Ltd. 796,057 349,166
*Pacific Edge, Ltd. 72,261 7,233
#Port of Tauranga, Ltd. 77,210 377,297
*Ryman Healthcare, Ltd. 627,907 783,724
Sanford, Ltd. 9,076 39,969
Scales Corp., Ltd. 169,230 604,781
*Serko, Ltd. 26,648 26,515
#Skellerup Holdings, Ltd. 237,229 819,856
SKY Network Television, Ltd. 206,182 392,089
#*SKYCITY Entertainment
Group, Ltd. 380,182 142,134
Spark New Zealand, Ltd. 1,334,766 1,634,558
Summerset Group Holdings,
Ltd. 281,287 1,351,362
Tourism Holdings, Ltd. 41,005 49,973
TOWER, Ltd. 432,380 514,220
Turners Automotive Group,
Ltd. 13,255 67,113
Vector, Ltd. 90,125 257,347
#*Vista Group International,
Ltd. 64,185 71,043
#*Warehouse Group, Ltd.
(The), Registered 110,938 43,108
TOTAL NEW ZEALAND 26,929,924
NORTHERN IRELAND — (0.0%)
*Easor OYJ 1,799 1,374
Shares Value †
NORTHERN IRELAND — (Continued)
*Morrow Bank AB 35,156 $ 48,714
TOTAL NORTHERN IRELAND 50,088
NORWAY — (0.9%)
2020 Bulkers, Ltd. 26,437 8,565
ABG Sundal Collier Holding
ASA 341,330 263,081
AF Gruppen ASA 45,375 869,200
Akastor ASA 115,623 193,894
Aker ASA, Class A 7,174 828,250
*Aker BioMarine ASA 11,138 120,209
Aker BP ASA 165,518 6,416,033
Aker Solutions ASA 472,372 2,140,821
AKVA Group ASA 16 232
*Archer, Ltd. 88,233 272,687
*ArcticZymes Technologies
ASA 7,663 18,040
Arendals Fossekompani ASA 2,029 41,114
*Atea ASA, Class A 64,935 1,090,324
Austevoll Seafood ASA 105,402 1,058,257
Ω*AutoStore Holdings, Ltd. 96,977 123,533
Bakkafrost P/F 16,765 832,609
#*BEWi ASA 35,626 53,156
*BLUENORD ASA 31,452 1,991,403
Bonheur ASA 25,025 719,604
Borregaard ASA 79,967 1,310,060
Bouvet ASA 65,955 365,133
*BW Energy, Ltd. 56,523 350,588
ΩBW LPG, Ltd. 3,998 79,720
ΩBW LPG, Ltd. 147,381 2,932,537
BW Offshore, Ltd. 137,708 778,647
*Cadeler A/S 154,022 1,059,640
*Cadeler A/S, ADR 1,919 53,118
*Cloudberry Clean Energy
ASA 230,677 325,833
DNB Bank ASA 170,272 5,136,018
DNO ASA 606,956 1,293,825
DOF Group ASA 195,190 2,882,969
Ω*Elkem ASA 447,386 1,303,309
ΩElmera Group ASA 104,556 390,008
Elopak ASA 128,766 494,849
ΩEntra ASA, Class B 28,274 319,741
Equinor ASA 432,513 17,286,386
Equinor ASA, Sponsored ADR 16,532 673,679
ΩEuropris ASA 181,755 1,848,303
#*FLEX LNG, Ltd. 23,220 753,025
#Frontline PLC 76,437 2,769,040
Gjensidige Forsikring ASA 16,882 471,112
#Grieg Seafood ASA 24,808 96,751
Hafnia, Ltd. 216,319 1,910,284
*Himalaya Shipping, Ltd. 7,841 106,951
*Himalaya Shipping, Ltd. 7,244 98,896
Hoegh Autoliners ASA 202,158 2,879,403
ΩKid ASA 42,410 600,868
Kitron ASA 139,225 1,502,611
ΩKlaveness Combination
Carriers ASA 22,393 246,976
*Kongsberg Automotive ASA 903,833 185,185
Kongsberg Gruppen ASA 46,475 1,548,734

Dimensional International Core Equity 2 ETF
continued
Shares Value †
NORWAY — (Continued)
*Kongsberg Maritime A/S 46,475 $ 303,352
Leroy Seafood Group ASA 204,180 997,349
#*LINK Mobility Group Holding
ASA 309,217 822,354
*Magnora ASA 44,019 142,667
Medistim ASA 4,007 96,917
Mowi ASA 95,598 2,110,789
MPC Container Ships ASA 920,711 2,169,499
ΩMulticonsult ASA 17,118 291,845
*Napatech A/S 5,202 18,509
*Nekkar ASA 12,314 18,995
NORBIT ASA 44,822 1,096,628
Norconsult Norge A/S 42,969 181,759
*Nordic Semiconductor ASA 17,111 347,642
Norsk Hydro ASA 298,152 3,277,153
Ω*Norske Skog ASA 29,816 149,359
*Northern Ocean, Ltd. 24,981 23,363
Norwegian Air Shuttle ASA 173,220 269,906
*NRC Group ASA 41,811 38,698
*Nykode Therapeutics ASA 48,071 16,665
Odfjell Drilling, Ltd. 134,046 1,432,306
Odfjell SE, Class A 30,639 380,740
Odfjell Technology, Ltd. 20,396 153,475
*OKEA ASA 62,353 262,748
ΩOkeanis Eco Tankers Corp. 6,778 375,236
Orkla ASA 127,312 1,562,900
*Panoro Energy ASA 129,400 488,244
Paratus Energy Services, Ltd. 28,458 157,240
Pareto Bank ASA 29,917 215,471
*Petronor E&P ASA 90,981 142,204
*Pexip Holding ASA 39,337 287,122
*PhotoCure ASA 11,417 80,756
Ω*poLight ASA 61,721 39,212
Protector Forsikring ASA 33,608 1,685,711
Reach Subsea ASA 95,173 71,104
Rogaland Sparebank 3,610 58,597
Salmar ASA 14,921 896,614
#*Salmon Evolution ASA 149,772 76,153
*SATS ASA 159,473 708,857
Ω*Scatec ASA 177,392 2,297,824
Sea1 offshore, Inc. 90,060 287,531
*SED Energy Holdings PLC,
Class A 160,691 149,591
Selvaag Bolig ASA 49,169 184,465
Solstad Maritime ASA 58,211 179,590
Solstad Offshore ASA 53,507 377,895
SpareBank 1 Helgeland 864 15,417
Sparebank 1 Oestlandet 31,071 679,697
SpareBank 1 Sor-Norge ASA 72,924 1,567,820
Sparebanken More 17,537 216,795
Stolt-Nielsen, Ltd., Class R 30,492 989,894
Storebrand ASA 332,239 6,382,206
Subsea 7 SA 203,329 7,282,827
Telenor ASA 117,260 1,922,275
TGS ASA 148,800 2,407,327
TOMRA Systems ASA 44,162 445,057
Var Energi ASA 150,694 760,225
Veidekke ASA 94,756 1,900,702
Shares Value †
NORWAY — (Continued)
Vend Marketplaces ASA,
Class B 37,464 $ 1,026,146
Wallenius Wilhelmsen ASA,
Class B 169,889 2,165,936
Wilh. Wilhelmsen Holding
ASA, Class A 11,830 880,008
Wilh. Wilhelmsen Holding
ASA, Class B 4,740 316,931
Yara International ASA 46,227 2,678,429
Zalaris ASA 3,561 37,973
*Zaptec ASA 38,857 152,043
TOTAL NORWAY 125,847,954
PORTUGAL — (0.4%)
#Altri SGPS SA 37,080 217,048
Banco Comercial Portugues
SA, Class R 9,038,156 9,637,392
#Corticeira Amorim SGPS SA 34,764 261,806
CTT-Correios de Portugal SA 51,062 383,947
#EDP Renovaveis SA 287,848 4,788,012
EDP SA 1,591,564 8,668,393
Galp Energia SGPS SA 543,008 12,714,011
Ibersol SGPS SA 17,632 248,198
Jeronimo Martins SGPS SA 140,370 3,368,959
#Mota-Engil SGPS SA 165,160 934,605
#Navigator Co. SA (The) 218,139 856,200
NOS SGPS SA 359,534 2,370,239
REN - Redes Energeticas
Nacionais SGPS SA 296,394 1,312,509
Semapa-Sociedade de
Investimento e Gestao 5,794 157,682
Sonae SGPS SA 1,213,659 2,773,329
TOTAL PORTUGAL 48,692,330
SINGAPORE — (1.2%)
*AEM Holdings, Ltd. 511,400 2,951,427
ASL Marine Holdings, Ltd. 107,100 32,377
Aztech Global, Ltd. 290,300 234,784
Banyan Tree Holdings, Ltd. 600 292
BRC Asia, Ltd. 46,400 162,858
#Centurion Corp., Ltd. 167,600 215,825
China Aviation Oil Singapore
Corp., Ltd. 319,900 532,518
City Developments, Ltd. 808,400 5,179,651
ComfortDelGro Corp., Ltd. 2,702,600 3,140,707
#*COSCO SHIPPING
International Singapore Co.,
Ltd. 2,214,300 208,642
CSE Global, Ltd. 1,003,245 1,079,224
DBS Group Holdings, Ltd. 576,016 26,459,060
Delfi, Ltd. 392,300 326,519
DFI Retail Group Holdings,
Ltd. 348,200 1,455,476
Far East Orchard, Ltd. 132,108 131,740
First Resources, Ltd. 860,800 2,358,912
Food Empire Holdings, Ltd. 228,200 584,140
Frasers Property, Ltd. 304,400 272,479
Frencken Group, Ltd. 588,600 1,238,623
Genting Singapore, Ltd. 6,896,500 3,682,321
Geo Energy Resources, Ltd. 873,200 425,098

Dimensional International Core Equity 2 ETF
continued
Shares Value †
SINGAPORE — (Continued)
Golden Agri-Resources, Ltd. 5,277,300 $ 1,305,288
GuocoLand, Ltd. 152,600 294,763
Hiap Hoe, Ltd. 300 160
Ho Bee Land, Ltd. 206,000 346,151
Hong Fok Corp., Ltd. 522,400 408,141
Hong Leong Asia, Ltd. 213,800 488,523
Hongkong Land Holdings, Ltd. 584,800 4,614,072
Hotel Grand Central, Ltd. 18,000 10,883
Hour Glass, Ltd. (The) 149,700 276,232
HRnetgroup, Ltd. 144,500 84,529
Hutchison Port Holdings Trust,
Class U 4,757,900 999,159
#iFAST Corp., Ltd. 311,200 2,133,231
ISDN Holdings, Ltd. 317,642 152,143
Keppel Infrastructure Trust 3,888,425 1,648,737
Keppel REIT 83,044 58,360
#Keppel, Ltd. 747,400 6,379,206
LHN, Ltd. 241,200 121,211
#Marco Polo Marine, Ltd. 2,457,000 302,893
Mermaid Maritime PCL 661,500 62,849
Mewah International, Inc. 700 162
Micro-Mechanics Holdings,
Ltd. 21,900 57,435
Nanofilm Technologies
International, Ltd. 152,700 175,056
NETLINK NBN TRUST 2,246,100 1,781,289
Olam Group, Ltd. 817,700 654,905
OUE, Ltd. 156,300 136,228
Oversea-Chinese Banking
Corp., Ltd. 619,100 10,646,060
Pan-United Corp., Ltd. 102,500 126,359
#Propnex, Ltd. 212,100 291,449
Q&M Dental Group Singapore,
Ltd. 34,300 15,755
QAF, Ltd. 93,200 76,109
Raffles Medical Group, Ltd. 682,300 533,068
*Rex International Holding, Ltd. 925,000 69,727
#Riverstone Holdings, Ltd. 708,600 414,516
SATS, Ltd. 1,110,618 2,877,814
SBS Transit, Ltd. 57,500 166,601
Seatrium, Ltd. 3,704,915 6,836,442
Sembcorp Industries, Ltd. 1,182,900 6,176,660
Sheng Siong Group, Ltd. 897,100 2,134,359
SIA Engineering Co., Ltd.,
Registered 156,500 385,858
Singapore Airlines, Ltd. 1,818,600 8,981,975
Singapore Exchange, Ltd. 442,300 7,536,343
Singapore Land Group, Ltd. 44,500 130,682
Singapore Technologies
Engineering, Ltd. 688,300 5,793,707
Singapore
Telecommunications, Ltd. 1,375,300 4,956,717
#StarHub, Ltd. 718,600 598,105
Straits Trading Co., Ltd. 182,817 252,646
Tai Sin Electric, Ltd. 200 90
*Thomson Medical Group, Ltd. 1,052,400 47,102
Tiong Woon Corp. Holding,
Ltd. 150,100 129,646
Tuan Sing Holdings, Ltd. 623,869 161,656
Shares Value †
SINGAPORE — (Continued)
UMS Integration, Ltd. 646,750 $ 1,107,074
United Overseas Bank, Ltd. 457,700 12,991,916
UOB-Kay Hian Holdings, Ltd. 341,898 1,092,635
UOL Group, Ltd. 652,900 5,449,591
Venture Corp., Ltd. 333,300 4,239,692
Vicom, Ltd. 34,500 48,761
Wee Hur Holdings, Ltd. 897,600 510,981
Wilmar International, Ltd. 892,800 2,530,727
Wing Tai Holdings, Ltd. 366,000 462,691
Yangzijiang Shipbuilding
Holdings, Ltd. 2,797,300 9,466,737
TOTAL SINGAPORE 170,404,530
SOUTH AFRICA — (0.0%)
Valterra Platinum, Ltd. 14,520 1,174,946
TOTAL SOUTH AFRICA 1,174,946
SPAIN — (2.8%)
Acciona SA 34,591 10,038,726
Acerinox SA 300,707 4,913,720
ACS Actividades de
Construccion y Servicios SA 154,671 22,244,117
ΩAena SME SA 267,928 7,304,156
*Airtificial Intelligence
Structures SA 94,703 9,787
Almirall SA 61,136 902,181
Amadeus IT Group SA 204,985 11,782,405
#Atresmedia Corp. de Medios
de Comunicacion SA 116,013 704,940
#Audax Renovables SA 162,439 275,152
Azkoyen SA 2,242 28,009
Banco Bilbao Vizcaya
Argentaria SA 187,895 4,145,910
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 2,530,001 55,963,622
Banco de Sabadell SA 5,743,971 22,221,772
Banco Santander SA 2,226,419 27,109,409
#Banco Santander SA,
Sponsored ADR 1,008,009 12,287,630
Bankinter SA 861,683 14,317,919
CaixaBank SA 1,670,330 21,239,651
ΩCellnex Telecom SA 219,903 7,382,723
CIE Automotive SA 59,323 2,018,073
Construcciones y Auxiliar de
Ferrocarriles SA 26,209 1,967,643
Corp ACCIONA Energias
Renovables SA 71,788 1,882,953
*Deoleo SA 145,986 54,115
*Distribuidora Internacional de
Alimentacion SA 16,033 737,253
Ebro Foods SA 62,196 1,324,934
#*eDreams ODIGEO SA 62,363 254,944
Elecnor SA 20,672 917,834
Enagas SA 201,257 4,025,234
#*Ence Energia y Celulosa SA 99,787 286,316
Endesa SA 150,608 6,747,043
Faes Farma SA 203,243 1,157,499
Ferrovial NV 19,581 1,349,327
Ferrovial NV 171,600 11,763,682

Dimensional International Core Equity 2 ETF
continued
Shares Value †
SPAIN — (Continued)
Fluidra SA 95,009 $ 2,216,743
ΩGestamp Automocion SA 176,111 666,242
ΩGlobal Dominion Access SA 115,298 448,354
*Grenergy Renovables SA 8,636 1,223,758
#Grifols SA 403,354 4,239,456
Grupo Empresarial San Jose
SA 33,813 330,403
*Iberdrola SA 6,780 158,662
Iberdrola SA 511,457 11,969,275
Indra Sistemas SA 161,987 9,274,805
Industria de Diseno Textil SA 252,122 14,959,097
Laboratorio Reig Jofre SA 20 64
Laboratorios Farmaceuticos
Rovi SA 20,693 1,927,346
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 260,602 363,781
Logista Integral SA 74,783 2,919,456
Mapfre SA 1,135,293 5,548,084
Melia Hotels International SA 142,195 1,853,165
Miquel y Costas & Miquel SA 3,182 52,257
Naturgy Energy Group SA 135,857 4,267,843
ΩNeinor Homes SA 44,011 859,074
*Nueva Expresion Textil SA 129,089 127,654
*Obrascon Huarte Lain SA 270,068 139,837
*Oryzon Genomics SA 36,166 118,110
*Pharma Mar SA 6,799 765,653
Prim SA 8 124
ΩProsegur Cash SA 275,494 211,352
Prosegur Cia de Seguridad SA 44,571 140,905
*Realia Business SA 196 238
Redeia Corp. SA 266,461 4,657,316
Renta 4 Banco SA 12 273
Repsol SA 885,095 23,651,539
Sacyr SA 553,069 3,034,977
*Solaria Energia y Medio
Ambiente SA 108,455 3,092,789
Ω#*Talgo SA 21,707 70,406
*Tecnicas Reunidas SA 70,071 2,898,254
Telefonica SA 3,053,021 13,816,811
Telefonica SA, Sponsored
ADR 591,161 2,636,578
#Tubacex SA 54,972 186,039
ΩUnicaja Banco SA 1,510,764 4,894,813
Vidrala SA 22,940 2,069,358
Viscofan SA 54,655 3,846,776
TOTAL SPAIN 386,996,346
SWEDEN — (2.5%)
AAK AB 69,481 1,978,112
ΩAcadeMedia AB 149,569 1,600,464
AddLife AB, Class B 74,157 1,145,390
Addnode Group AB, Class B 137,293 710,067
AddTech AB, Class B 115,494 4,161,924
AFRY AB 160,953 1,944,957
Alfa Laval AB 59,618 3,531,238
ΩAlimak Group AB 80,695 950,697
Alleima AB 269,621 2,388,206
Alligo AB, Class B 28,777 431,722
ΩAmbea AB, Class B 150,867 2,284,554
Shares Value †
SWEDEN — (Continued)
*Annehem Fastigheter AB,
Class B 16,835 $ 32,298
AQ Group AB 40,155 948,765
Arjo AB, Class B 253,329 663,723
*Asmodee Group AB, Class B 101,358 1,357,371
Assa Abloy AB, Class B 80,901 3,072,732
Atlas Copco AB, Class A 590,307 11,114,634
Atlas Copco AB, Class B 195,143 3,266,128
#Atrium Ljungberg AB, Class B 173,714 556,710
ΩAttendo AB 224,735 2,584,529
Avanza Bank Holding AB 129,837 4,649,315
Avarda Bank AB 39,557 714,018
Axfood AB 64,838 1,975,576
Beijer Alma AB, Class B 21,450 671,189
Beijer Ref AB, Class B 70,858 989,511
Bergman & Beving AB 27,368 924,405
Betsson AB, Class B 150,771 1,530,215
*Better Collective A/S 10,190 156,618
*BHG Group AB 244,428 608,171
Bilia AB, Class A 91,830 1,246,646
Billerud Aktiebolag 351,480 2,393,372
Ω#*BioArctic AB, Class B 30,000 1,049,946
BioGaia AB, Class B 84,146 1,079,576
*BioInvent International AB 19,493 46,247
Bjorn Borg AB 11,816 85,824
Boliden AB 139,465 7,237,124
*Bonava AB, Class B 395,769 370,022
Ω*Boozt AB 66,956 856,137
ΩBravida Holding AB 244,696 2,523,157
Bufab AB 117,420 1,505,206
*Bulten AB 15,029 74,967
Byggmax Group AB 87,648 452,360
*Camurus AB 12,579 721,954
*Carasent AB 30,964 79,988
#Castellum AB 211,451 2,692,304
Catella AB 27,904 64,392
Catena AB 19,415 912,842
*Cavotec Group AB 84 117
Cellavision AB 9,524 124,765
Clas Ohlson AB, Class B 51,757 2,228,730
Cloetta AB, Class B 319,557 1,635,105
*Coffee Stain Group AB 67,350 157,494
ΩCoor Service Management
Holding AB 157,749 936,069
#Corem Property Group AB,
Class B 193,983 67,010
Corem Property Group AB,
Class D 3,528 90,565
*CTEK AB 57,618 99,020
Dios Fastigheter AB 103,148 708,509
Ω*Dometic Group AB 24,282 81,886
Duni AB 7,992 73,425
Ω*Dustin Group AB 618,642 111,667
*Dynavox Group AB 153,939 1,363,536
Eastnine AB 48,828 233,271
Elanders AB, Class B 12,080 63,195
#*Electrolux AB, Class B 267,744 1,472,434
Electrolux Professional AB,
Class B 160,368 801,675

Dimensional International Core Equity 2 ETF
continued
Shares Value †
SWEDEN — (Continued)
#Elekta AB, Class B 503,104 $ 2,895,653
*Embracer Group AB, Class B 113,001 770,692
*Enad Global 7 AB 36,538 65,873
*Enea AB 16,993 146,202
Engcon AB, Class B 15,834 114,324
Ependion AB 17,451 239,548
Epiroc AB, Class A 142,718 4,066,242
Epiroc AB, Class B 66,135 1,631,233
EQT AB 17,209 551,691
Essity AB, Class A 8,425 222,648
Essity AB, Class B 253,029 6,686,799
Ω#Evolution AB 12,880 894,315
Ework Group AB 7,509 51,944
Fabege AB 133,899 1,118,008
*Fasadgruppen Group AB 2,285 4,977
#*Fastighets AB Balder, Class
B 182,554 1,084,049
*Fastighets AB Trianon, Class
B 47,624 89,824
*Fastighetsbolaget Emilshus
AB, Class B 11,638 66,417
FastPartner AB, Class A 17,628 75,451
FastPartner AB, Class D 7,919 62,569
Fenix Outdoor International AG 1,042 47,978
G5 Entertainment AB 1,954 11,658
Getinge AB, Class B 206,436 4,095,519
Granges AB 115,209 2,162,994
#*Gruvaktiebolaget Viscaria 88,578 155,291
H & M Hennes & Mauritz AB,
Class B 97,876 1,741,306
Hanza AB 20,114 296,104
Heba Fastighets AB, Class B 59,908 164,794
Hemnet Group AB 29,826 382,017
Hexagon AB, Class B 229,070 2,457,107
*Hexatronic Group AB 103,204 425,336
Hexpol AB 115,894 941,367
HMS Networks AB 18,726 1,090,945
#Holmen AB, Class B 35,685 1,224,997
Hufvudstaden AB, Class A 41,081 544,822
Humana AB 59,146 310,053
*Humble Group AB 23,592 18,589
Husqvarna AB, Class A 8,295 39,180
Husqvarna AB, Class B 53,676 255,271
#Indutrade AB 97,580 2,079,873
Instalco AB 359,383 1,486,957
*International Petroleum Corp. 118,990 3,320,747
INVISIO AB 41,941 1,205,839
Inwido AB 73,414 1,113,283
JM AB 140,875 1,755,627
John Mattson
Fastighetsforetagen AB 23,005 146,456
Kabe Group AB, Class B 27 518
*Karnell Group AB, Class B 6,253 46,634
*Karnov Group AB, Class B 43,721 316,144
*K-Fast Holding AB, Class B 45,901 51,498
Klarabo Sverige AB, Class B 32,456 50,095
KNOW IT AB 27,201 232,851
Lagercrantz Group AB, Class
B 175,661 4,579,539
Shares Value †
SWEDEN — (Continued)
Lifco AB, Class B 49,274 $ 1,528,512
Lime Technologies AB 2,858 68,115
Lindab International AB 100,234 1,644,583
Logistea AB, Class B 92,227 139,558
Loomis AB, Class B 120,061 5,551,519
*Medcap AB 8,261 428,412
Medicover AB, Class B 60,361 1,353,766
MEKO AB 29,418 214,946
Micro Systemation AB, Class B 4,151 28,894
Midsona AB, Class B 35,597 47,517
*Modern Times Group MTG
AB, Class B 111,520 1,517,566
Momentum Group AB, Class B 30,246 349,801
ΩMunters Group AB 150,213 3,248,805
Mycronic AB 141,315 4,414,232
*NCAB Group AB 80,447 626,923
NCC AB, Class B 179,273 3,859,875
Nederman Holding AB 5,517 69,530
*Neobo Fastigheter AB 70,514 123,165
New Wave Group AB, Class B 115,477 1,202,586
Nibe Industrier AB, Class B 513,074 2,291,445
Nilorngruppen AB, Class B 12,727 69,056
Nivika Fastigheter AB, Class B 26,529 112,689
*Nobia AB 1,473,737 274,616
Nolato AB, Class B 151,720 813,380
Nordnet AB publ. 52,710 1,726,254
*Norion Bank AB 87,083 495,095
Note AB 12,146 223,966
NP3 Fastigheter AB 25,891 728,997
Nyfosa AB 92,138 667,241
OEM International AB, Class B 73,201 1,142,492
*Ovzon AB 54,813 320,516
Peab AB, Class B 254,324 2,458,877
Platzer Fastigheter Holding
AB, Class B 39,005 291,318
Proact IT Group AB 36,815 452,035
Ratos AB, Class B 435,716 1,538,115
RaySearch Laboratories AB,
Class B 55,338 1,128,663
Rejlers AB, Class B 7,902 123,844
*Rottneros AB 8,540 2,114
Rusta AB 84,389 919,423
Rvrc Holding AB 131,594 789,402
Saab AB, Class B 39,268 2,376,818
Sagax AB, Class B 44,966 891,359
*Samhallsbyggnadsbolaget i
Norden AB 1,066,183 387,204
*Samhallsbyggnadsbolaget i
Norden AB, Class D 129,764 115,431
Sandvik AB 266,646 11,041,201
Scandi Standard AB 49,575 799,467
ΩScandic Hotels Group AB 274,664 2,657,014
*Sdiptech AB, Class B 53,333 1,303,940
Sectra AB, Class B 101,016 2,786,377
Securitas AB, Class B 239,399 3,987,439
*Sedana Medical AB 48,723 54,348
*Sensys Gatso Group AB 5,987 25,334
Ω*Sinch AB 1,036,678 3,225,928
#*Sivers Semiconductors AB 84,049 345,211

Dimensional International Core Equity 2 ETF
continued
Shares Value †
SWEDEN — (Continued)
Skandinaviska Enskilda
Banken AB, Class A 459,121 $ 8,989,480
Skandinaviska Enskilda
Banken AB, Class C 2,068 41,530
Skanska AB, Class B 175,649 4,698,832
SKF AB, Class A 5,370 133,497
SKF AB, Class B 200,047 4,964,471
SkiStar AB 52,687 907,739
#*Smartcraft Group AB 18,528 34,084
Softronic AB, Class B 27,497 66,276
Solid Forsakring AB 14,819 153,285
SSAB AB, Class A 151,471 1,349,698
SSAB AB, Class B 463,017 4,165,797
*Stendorren Fastigheter AB,
Class B 11,144 225,002
Stenhus Fastigheter I Norden
AB 71,220 87,140
*Stillfront Group AB 526,277 294,370
Storskogen Group AB, Class B 2,304,666 2,250,885
Svedbergs Group AB, Class B 19,375 114,551
Svenska Cellulosa AB SCA,
Class A 10,767 121,613
#Svenska Cellulosa AB SCA,
Class B 329,917 3,744,235
Svenska Handelsbanken AB,
Class A 255,965 3,611,824
#Svenska Handelsbanken AB,
Class B 6,324 151,881
Sweco AB, Class B 136,787 1,865,835
Swedbank AB, Class A 197,227 6,900,461
*Swedish Logistic Property AB,
Class B 90,977 372,192
*Swedish Orphan Biovitrum
AB, Class A 71,100 3,287,604
Synsam AB 185,571 1,135,261
Systemair AB 84,973 652,091
Tele2 AB, Class B 411,007 8,416,139
Telefonaktiebolaget LM
Ericsson, Class A 22,467 263,721
#Telefonaktiebolaget LM
Ericsson, Class A, Sponsored
ADR 7,934 93,701
Telefonaktiebolaget LM
Ericsson, Class B 1,378,284 16,141,233
Telia Co. AB 1,710,577 8,922,756
ΩThule Group AB 64,735 1,600,900
Trelleborg AB, Class B 85,365 3,458,187
VBG Group AB, Class B 18,200 660,967
*Vestum AB 39,202 45,931
Vitec Software Group AB,
Class B 27,518 757,259
Vitrolife AB 45,258 512,166
Volati AB 22,007 197,428
Volvo AB, Class A 86,194 2,970,055
Volvo AB, Class B 854,314 29,465,472
#*Volvo Car AB, Class B 489,782 1,153,531
Wallenstam AB, Class B 162,549 688,012
Wihlborgs Fastigheter AB 120,932 1,065,290
Shares Value †
SWEDEN — (Continued)
*XANO Industri AB, Class B 9,760 $ 62,768
TOTAL SWEDEN 343,953,688
SWITZERLAND — (7.2%)
ABB, Ltd., Registered 377,436 37,857,017
Accelleron Industries AG 129,242 13,815,780
Adecco Group AG 219,581 5,031,509
*AEVIS VICTORIA SA 2,264 39,516
Alcon AG 340 25,311
Alcon AG, ADR 221,914 16,614,701
Allreal Holding AG, Registered 22,886 6,247,888
ALSO Holding AG, Registered 4,788 982,028
*Amrize, Ltd. 235,401 12,870,976
*Amrize, Ltd. 150,785 8,109,217
*ams-OSRAM AG 115,880 1,841,811
APG SGA SA 1,582 365,131
*Arbonia AG 31,701 167,413
*Aryzta AG 41,034 3,274,115
Ascom Holding AG, Registered 12,298 82,872
Autoneum Holding AG 3,736 544,600
*Avolta AG 158,277 8,702,655
Bachem Holding AG, Class B 390 35,307
Banque Cantonale de Geneve,
Class BR 16,157 739,621
Banque Cantonale Vaudoise,
Registered 44,942 7,079,924
Barry Callebaut AG,
Registered 3,398 5,079,294
*Basilea Pharmaceutica Ag
Allschwil, Registered 20,439 1,421,753
#Belimo Holding AG, Class R 9,230 8,415,050
Bell Food Group AG 2,726 651,131
Berner Kantonalbank AG,
Registered 5,209 2,710,905
BKW AG 16,125 3,220,670
Bossard Holding AG,
Registered, Class A 6,356 1,296,313
Bucher Industries AG,
Registered 9,816 3,884,729
Burckhardt Compression
Holding AG 5,290 3,530,951
Burkhalter Holding AG 8,195 1,940,687
Bystronic AG 708 176,174
*Carlo Gavazzi Holding AG,
Registered 30 5,754
Cembra Money Bank AG 47,923 5,855,179
Cham Swiss Properties AG 8 272
Chocoladefabriken Lindt &
Spruengli AG 32 4,128,636
Chocoladefabriken Lindt &
Spruengli AG, Class PC 93 1,138,642
*Cicor Technologies, Ltd.,
Registered 3,475 610,530
Cie Financiere Richemont SA,
Registered 92,663 17,595,365
Cie Financiere Tradition SA,
Class BR 956 359,394
*Clariant AG, Registered 264,658 2,722,554
#Coltene Holding AG,
Registered 2,155 128,410

Dimensional International Core Equity 2 ETF
continued
Shares Value †
SWITZERLAND — (Continued)
Cosmo NV 11,514 $ 1,207,273
CPH Group AG 119 8,765
Daetwyler Holding AG, Class
BR 9,756 1,958,560
DKSH Holding AG 46,893 3,573,714
dormakaba Holding AG 43,171 2,865,002
*EFG International AG 177,957 3,822,873
Emmi AG, Registered 2,046 2,137,436
EMS-Chemie Holding AG 4,051 3,444,684
Flughafen Zurich AG,
Registered 30,222 8,563,641
Forbo Holding AG, Registered 1,266 1,188,216
Galderma Group AG 49,805 10,431,634
ΩGalenica AG 75,748 8,063,450
Geberit AG, Registered 28,406 19,149,214
Georg Fischer AG, Registered 85,337 4,652,861
Givaudan SA, Registered 2,579 9,184,215
Glarner Kantonalbank 3,636 109,724
Helvetia Baloise Holding AG,
Registered 108,439 29,673,225
Hiag Immobilien Holding AG 4,234 738,466
*Holcim AG 253,038 23,451,434
Huber + Suhner AG,
Registered 23,762 6,882,032
Hypothekarbank Lenzburg AG,
Class R 19 101,068
Implenia AG, Registered 21,287 1,673,998
Inficon Holding AG, Registered 11,279 2,082,588
Interroll Holding AG, Class R 743 1,552,410
Intershop Holding AG 3,876 840,572
Investis Holding SA 1,886 383,446
Julius Baer Group, Ltd.,
Registered 179,820 14,738,779
Jungfraubahn Holding AG,
Registered 7,167 2,501,874
Kardex Holding AG,
Registered 7,952 2,836,913
Kuehne + Nagel International
AG, Class R 23,924 5,589,048
*Landis+Gyr Group AG 36,011 2,412,859
Lastminute.com NV 1,186 17,895
Liechtensteinische
Landesbank AG 8,675 1,066,003
#Logitech International SA,
Class R 108,873 10,808,911
Logitech International SA,
Class R 310 30,419
Lonza Group AG, Registered 23,409 14,343,831
Luzerner Kantonalbank AG,
Registered 19,532 2,572,465
ΩMedacta Group SA 8,014 1,451,036
ΩMedmix AG 4,000 42,555
#Meier Tobler Group AG 1,448 62,582
#Metall Zug AG, Registered 176 163,161
Mikron Holding AG, Registered 5,804 120,971
Mobilezone Holding AG,
Registered 36,196 672,962
Mobimo Holding AG,
Registered 14,308 6,824,224
Shares Value †
SWITZERLAND — (Continued)
Ω*Montana Aerospace AG 54,366 $ 1,425,104
Naturenergie Holding AG 556 23,817
Nestle SA, Registered 846,860 85,601,027
#Novartis AG, Class B,
Sponsored ADR 716,836 105,984,203
Novartis AG, Registered 69,348 10,277,390
*Novavest Real Estate AG,
Class B 2,345 130,736
#OC Oerlikon Corp. AG
Pfaeffikon 277,322 1,210,990
Partners Group Holding AG 10,122 10,975,585
Phoenix Mecano AG,
Registered 119 64,518
Plazza AG, Registered, Class
A 594 338,756
Ω*PolyPeptide Group AG 6,601 322,010
PSP Swiss Property AG,
Registered 40,562 8,096,322
#*Rieter Holding AG,
Registered 46,751 194,584
Roche Holding AG 172,425 70,200,269
Roche Holding AG, Class BR 5,845 2,440,991
Romande Energie Holding SA,
Registered 4,577 303,163
Sandoz Group AG 329,944 26,385,394
Sandoz Group AG, ADR 50,530 4,053,011
Schindler Holding AG, Class
PC 3,745 1,309,230
Schindler Holding AG,
Registered 10,058 3,369,600
Schweiter Technologies AG,
Registered 763 269,765
Schweizerische Nationalbank,
Registered 3 13,234
Ω*Sensirion Holding AG 3,412 294,059
SFS Group AG 23,870 3,632,159
SGS SA, Registered 123,833 13,402,244
*Siegfried Holding AG,
Registered 46,333 4,662,627
*SIG Group AG 243,578 3,946,210
Sika AG, Registered 33,224 6,104,838
*Softwareone Holding AG 18,546 163,678
Sonova Holding AG 22,758 4,981,995
St. Galler Kantonalbank AG,
Registered 3,749 3,082,421
Stadler Rail AG 62,432 1,816,958
Straumann Holding AG, Class
R 38,355 4,144,233
Sulzer AG, Registered 22,226 4,217,554
Sunrise Communications AG 74,043 4,417,680
Swatch Group AG (The), Class
BR 38,874 8,984,688
#Swatch Group AG (The),
Registered 47,127 2,181,443
Swiss Life Holding AG,
Registered 16,073 18,842,435
Swiss Prime Site AG,
Registered 99,556 17,223,869
#Swiss Re AG, Registered 163,535 26,337,489

Dimensional International Core Equity 2 ETF
continued
Shares Value †
SWITZERLAND — (Continued)
Swisscom AG, Registered 26,854 $ 22,714,559
Swissquote Group Holding SA,
Registered 13,318 6,723,287
Tecan Group AG, Class R 2,998 451,205
Temenos AG, Registered 64,884 6,131,229
TX Group AG 4,093 648,977
UBS Group AG 625,218 27,447,070
UBS Group AG 15,593 687,882
Valiant Holding AG 27,121 6,297,773
ΩVAT Group AG 21,939 16,355,012
Vaudoise Assurances Holding
SA 1,252 1,309,553
Vetropack Holding AG, Class
A 11,654 301,763
Vontobel Holding AG, Class R 44,171 3,739,045
VP Bank AG, Class A 4,051 445,478
#V-ZUG Holding AG 1,869 95,117
Walliser Kantonalbank,
Registered 1,451 285,728
Warteck Invest AG, Registered 142 372,227
#Ypsomed Holding AG,
Registered 2,957 1,032,237
Zehnder Group AG,
Registered 11,332 952,001
Zug Estates Holding AG, Class
B 82 249,549
Zuger Kantonalbank, Class BR 57 845,470
Zurich Insurance Group AG 45,566 31,684,407
TOTAL SWITZERLAND 993,492,622
UNITED KINGDOM — (11.4%)
Admiral Group PLC 234,127 10,746,834
ΩAirtel Africa PLC 1,465,739 7,062,602
AJ Bell PLC 192,272 1,358,591
Anglo American PLC 479,021 23,345,049
Antofagasta PLC 245,192 11,826,136
Associated British Foods PLC 151,838 3,769,541
AstraZeneca PLC 46,749 8,860,407
AstraZeneca PLC 291,092 54,541,908
ΩAutotrader Group PLC 622,888 4,198,180
Aviva PLC 1,571,025 13,312,469
B&M European Value Retail
PLC 174,728 397,455
Babcock International Group
PLC 878,644 13,175,123
BAE Systems PLC 923,900 25,642,267
Balfour Beatty PLC 189,365 2,099,710
Barclays PLC 5,453,882 31,974,636
Barclays PLC, Sponsored ADR 262,920 6,154,957
Barratt Redrow PLC,
Registered 1,618,671 5,514,198
Beazley PLC 1,027,353 17,813,111
Bellway PLC 172,416 4,467,840
*Berkeley Group Holdings PLC 145,880 6,355,192
BP PLC 2,382,022 18,896,408
BP PLC, Sponsored ADR 1,083,342 51,328,744
ΩBridgepoint Group PLC 63,297 215,199
British American Tobacco PLC 404,126 23,739,492
Shares Value †
UNITED KINGDOM — (Continued)
British American Tobacco
PLC, Sponsored ADR 224,393 $ 13,194,308
BT Group PLC, Registered 8,249,761 24,275,543
Bunzl PLC 152,873 5,031,232
*Burberry Group PLC 444,065 6,986,336
*Canal+ SA 789,624 2,461,405
Centrica PLC 6,965,966 20,332,230
*Coca-Cola HBC AG 94,961 5,522,789
Compass Group PLC 682,229 19,272,969
Computacenter PLC 92,717 4,727,065
ΩConvatec Group PLC 1,254,126 3,592,371
Cranswick PLC 56,181 4,114,790
Croda International PLC 82,373 3,188,943
DCC PLC 107,452 8,088,978
#Diageo PLC, Sponsored ADR 56,193 4,531,966
Diploma PLC 90,865 8,568,908
Drax Group PLC 711,448 8,542,171
Dunelm Group PLC 98,659 1,008,147
easyJet PLC 310,496 1,483,455
Endeavour Mining PLC 94,317 5,657,072
#Endeavour Mining PLC 260,964 14,997,138
Experian PLC 376,280 13,749,007
*Frasers Group PLC 165,684 1,475,784
Fresnillo PLC 263,846 11,598,296
Games Workshop Group PLC 49,631 13,144,203
*Glencore PLC 2,499,417 19,284,283
Grafton Group PLC 265,983 3,164,674
Grainger PLC 374,328 815,371
GSK PLC 1,185,911 31,077,146
Haleon PLC 3,172,432 14,656,850
Halma PLC 112,401 6,731,047
Harbour Energy PLC 141,995 565,341
*Helios Towers PLC 440,781 1,196,707
Hikma Pharmaceuticals PLC 180,227 3,424,930
Hill & Smith PLC 10,756 375,624
Hiscox, Ltd. 360,504 7,583,164
Hochschild Mining PLC 633,383 5,361,963
Howden Joinery Group PLC 813,500 8,589,106
HSBC Holdings PLC,
Registered 665,972 12,207,797
#HSBC Holdings PLC,
Sponsored ADR 682,526 62,696,838
IG Group Holdings PLC 287,998 5,881,903
IMI PLC 327,114 12,410,347
Imperial Brands PLC 489,119 18,616,457
Inchcape PLC 565,918 6,353,428
Informa PLC 793,420 8,545,286
InterContinental Hotels Group
PLC 1,932 276,469
InterContinental Hotels Group
PLC, Sponsored ADR 40,146 5,776,207
International Workplace Group
PLC 1,054,911 2,649,032
Intertek Group PLC 151,914 9,778,463
Investec PLC 705,841 6,032,911
Ithaca Energy PLC 406,640 1,493,017
ITV PLC 4,246,783 4,616,570
J Sainsbury PLC 2,555,307 11,416,797
JD Sports Fashion PLC 3,980,774 3,640,424

Dimensional International Core Equity 2 ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
JET2 PLC 112,700 $ 1,687,621
Johnson Matthey PLC 222,387 6,279,489
Kingfisher PLC 2,744,884 10,682,340
Legal & General Group PLC 2,977,568 10,183,904
Lion Finance Group PLC 58,576 8,787,355
Lloyds Banking Group PLC 3,870,732 5,243,413
Lloyds Banking Group PLC,
Sponsored ADR 4,257,796 23,162,410
London Stock Exchange
Group PLC, Registered 64,414 8,358,975
Man Group PLC 1,047,087 3,628,209
Marks & Spencer Group PLC 3,126,932 14,025,985
Melrose Industries PLC 826,001 5,404,385
Mitie Group PLC 1,171,351 2,766,344
Mondi PLC 562,526 5,795,565
Morgan Sindall Group PLC 39,649 2,523,588
National Grid PLC 107,894 1,923,830
#National Grid PLC,
Sponsored ADR 119,840 10,730,474
NatWest Group PLC 972,246 7,731,253
NatWest Group PLC, Class
S, ADR 1,212,469 19,290,382
Next PLC 64,923 11,420,103
Ninety One PLC 254,762 745,675
OSB Group PLC 538,970 3,866,944
Pan African Resources PLC 1,840,446 3,491,225
Pearson PLC 153,967 2,262,682
#Pearson PLC, Sponsored
ADR 236,150 3,466,682
Pennon Group PLC 397,262 2,966,294
Persimmon PLC 520,770 7,479,806
Plus500, Ltd. 114,349 6,989,099
Prudential PLC 760,303 11,343,797
#Prudential PLC, Sponsored
ADR 524,836 15,865,792
QinetiQ Group PLC 713,566 4,309,011
Reckitt Benckiser Group PLC 318,560 20,249,805
RELX PLC 14,401 524,833
RELX PLC, Sponsored ADR 350,007 12,806,756
Rentokil Initial PLC 889,358 5,966,356
#Rentokil Initial PLC, ADR 2,223 75,293
Rightmove PLC 901,865 5,311,288
Rio Tinto PLC 493,335 49,258,419
Rio Tinto PLC, Sponsored
ADR 33,249 3,340,860
Rolls-Royce Holdings PLC 3,210,937 51,572,556
Rotork PLC 815,122 3,420,340
RS GROUP PLC 460,497 3,766,975
Sage Group PLC (The) 599,248 7,139,643
Schroders PLC 289,636 2,282,706
Serco Group PLC 1,903,266 7,277,680
Severn Trent PLC 189,663 8,424,942
#Shell PLC, ADR 1,334,240 120,975,541
Smith & Nephew PLC 52,016 803,650
#Smith & Nephew PLC,
Sponsored ADR 165,567 5,120,987
Smiths Group PLC 113,154 3,911,618
Softcat PLC 178,747 3,325,153
Spirax Group PLC 40,875 3,981,302
Shares Value †
UNITED KINGDOM — (Continued)
SSE PLC 691,862 $ 24,828,888
St. James's Place PLC 661,988 10,960,871
Standard Chartered PLC 1,154,922 29,234,002
Standard Life PLC 517,493 5,316,131
Sunbelt Rentals Holdings, Inc. 244,500 18,352,783
Taylor Wimpey PLC 4,881,873 5,162,346
TBC Bank Group PLC 39,528 2,605,050
Tesco PLC 5,409,692 35,435,129
TP ICAP Group PLC 1,309,739 5,627,507
Unilever PLC, ADR 399,195 23,544,521
United Utilities Group PLC 501,135 9,921,645
*Vistry Group PLC 42,376 188,179
Vodafone Group PLC 9,604,056 15,301,603
Vodafone Group PLC,
Sponsored ADR 3,281 51,840
Weir Group PLC (The) 172,417 6,217,995
WH Smith PLC 360 2,497
Whitbread PLC 238,669 7,245,170
*Wise PLC, Class A 139,032 1,986,522
WPP PLC 7,419 26,937
#WPP PLC, Sponsored ADR 37,553 679,334
TOTAL UNITED KINGDOM 1,572,197,592
UNITED STATES — (0.2%)
*Coeur Mining, Inc. 630,674 11,333,212
*Coeur Mining, Inc. 33,213 595,399
*Gran Tierra Energy, Inc. 3,542 32,815
International Paper Co. 205,214 6,399,692
*James Hardie Industries PLC 92,529 1,935,836
*James Hardie Industries PLC 288 6,045
#*Keel Infrastructure Corp. 362,186 1,097,423
Ovintiv, Inc. 57,732 3,544,680
Sunococorp LLC 40,312 2,688,004
TOTAL UNITED STATES 27,633,106
TOTAL COMMON STOCKS 13,418,828,562
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Bayerische Motoren Werke AG
5.560% 14,152 1,289,066
#Dr. Ing. h.c. F. Porsche AG
1.980% 87,126 4,215,873
Draegerwerk AG & Co. KGaA
2.260% 9,215 971,787
Einhell Germany AG, Class P
1.970% 6,752 604,328
FUCHS SE 2.910% 102,212 4,817,565
Henkel AG & Co. KGaA
3.290% 97,085 7,072,282
Jungheinrich AG 3.120% 20,106 604,727
Porsche Automobil Holding SE
6.170% 173,192 6,293,975
Sartorius AG 0.340% 7,640 1,946,565
Sixt SE, Class A 4.660% 21,430 1,468,084

Dimensional International Core Equity 2 ETF
continued
Shares Value †
GERMANY — (Continued)
Volkswagen AG, Class A
7.380% 188,556 $ 19,070,592
TOTAL GERMANY 48,354,844
TOTAL PREFERRED
STOCKS 48,354,844
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*<Constellation Software, Inc.
03/31/40 2,081 –
TOTAL CANADA –
Shares Value †
CANADA — (Continued)
ISRAEL — (0.0%)
#*Baran Group, Ltd. 05/08/26 59 $ 2
TOTAL ISRAEL 2
TOTAL RIGHTS/WARRANTS 2
TOTAL INVESTMENT SECURITIES — (97.3%)
(Cost $8,951,762,427) 13,467,183,408
SECURITIES LENDING COLLATERAL — (2.7%)
@§The DFA Short Term
Investment Fund 32,091,016 371,293,050
TOTAL INVESTMENTS — ( 100.0% )
(Cost $9,323,055,477) $ 13,838,476,458
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $230,005,627 which represented 1.7% of the net assets of the Fund.
As of April 30, 2026 , Dimensional International Core Equity 2 ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ............................. 196 06/18/26 $ 64,742,334 $ 70,988,750 $6,246,416
Total Futures Contracts ............................
$64,742,334 $70,988,750 $6,246,416
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ...................... $ 793,288,430 $ — $ 303,037 $ 793,591,467
Austria ....................... 91,499,904 — — 91,499,904
Belgium ...................... 157,071,100 — — 157,071,100
Canada ...................... 1,727,046,270 250 73 1,727,046,593
Denmark ..................... 224,934,528 — — 224,934,528
Finland ....................... 226,705,936 — — 226,705,936
France ....................... 967,336,912 — — 967,336,912
Germany ..................... 1,024,418,988 — — 1,024,418,988
Hong Kong .................... 212,829,835 — — 212,829,835
Ireland ....................... 77,188,198 — — 77,188,198
Israel ........................ 207,938,945 — — 207,938,945
Italy ......................... 484,191,544 — — 484,191,544
Japan ........................ 3,069,701,913 — — 3,069,701,913
Netherlands ................... 456,999,573 — — 456,999,573
New Zealand .................. 26,929,924 — — 26,929,924
Northern Ireland ................ 50,088 — — 50,088
Norway ....................... 125,847,954 — — 125,847,954
Portugal ...................... 48,692,330 — — 48,692,330
Singapore ..................... 170,404,530 — — 170,404,530
South Africa ................... 1,174,946 — — 1,174,946

Dimensional International Core Equity 2 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Spain ........................ $ 386,837,685 $ 158,661 $ — $ 386,996,346
Sweden ...................... 343,953,688 — — 343,953,688
Switzerland .................... 993,492,622 — — 993,492,622
United Kingdom ................ 1,572,197,592 — — 1,572,197,592
United States .................. 27,633,106 — — 27,633,106
Preferred Stocks
Germany ..................... 48,354,844 — — 48,354,844
Rights/Warrants
Canada ...................... — — — —
Israel ........................ — 2 — 2
Securities Lending Collateral ........ — 371,293,050 — 371,293,050
Total Investments .................
$13,466,721,385 $371,451,963 $303,110> $13,838,476,458
Financial Instruments
Assets
Futures Contracts** ............... 6,246,416 — — 6,246,416
Total Other Financial Instruments ....
$6,246,416 $– $– $6,246,416
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

Dimensional International Small Cap Value ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value †
COMMON STOCKS — (96.9%)
AUSTRALIA — (6.0%)
*29Metals, Ltd. 2,281,120 $ 393,602
Accent Group, Ltd. 37,257 16,473
Acrow, Ltd. 2,765 1,749
Adairs, Ltd., Class B 959,327 896,619
*Aeris Resources, Ltd. 127,168 35,199
*AIC Mines, Ltd. 623,567 268,988
*Alkane Resources, Ltd. 342,405 374,832
*Alkane Resources, Ltd. 531,305 572,971
Alliance Aviation Services,
Ltd., Registered 6,783 2,902
#*AMA Group, Ltd. 20,434 8,668
Amotiv, Ltd. 857,821 3,965,569
AMP, Ltd. 9,419,389 9,887,203
*Amplitude Energy, Ltd. 879,366 1,109,544
Ansell, Ltd. 509,823 9,683,895
AUB Group, Ltd. 13,385 247,314
*Aurelia Metals, Ltd. 5,439,258 1,134,059
Aurizon Holdings, Ltd. 3,343,577 10,024,096
*Austal, Ltd. 866,445 2,566,469
#*Australian Agricultural Co.,
Ltd. 272,986 256,123
Autosports Group, Ltd. 124 216
Bank of Queensland, Ltd. 3,160,957 15,248,915
#Bapcor, Ltd. 1,098,484 446,211
*BCI Minerals, Ltd. 67,030 18,313
#Beach Energy, Ltd. 6,258,785 5,287,200
Beacon Minerals, Ltd. 569 1,186
Bega Cheese, Ltd. 829,073 3,278,335
Bell Financial Group, Ltd. 16,358 15,700
Bendigo & Adelaide Bank, Ltd. 304,516 2,340,376
Capral, Ltd. 112 982
Cedar Woods Properties, Ltd. 313,575 1,672,797
Challenger, Ltd. 1,520,778 9,337,305
Champion Iron, Ltd. 1,172,354 3,936,167
Civmec Australia, Ltd.,
Registered 19,400 21,479
Cleanaway Waste
Management, Ltd. 3,567,249 5,693,565
*ClearView Wealth, Ltd. 39,845 18,190
#*<Corporate Travel
Management, Ltd. 266,624 576,984
#*Develop Global, Ltd. 70,100 265,599
Downer EDI, Ltd. 1,695,596 9,033,134
Dyno Nobel, Ltd. 4,143,606 9,741,460
#Elders, Ltd. 1,084,854 5,568,874
*Emeco Holdings, Ltd. 551,197 447,799
#Endeavour Group, Ltd. 508,591 1,224,930
EQT Holdings, Ltd. 30,309 425,353
Eureka Group Holdings, Ltd. 12,791 5,334
#Euroz Hartleys Group, Ltd. 10,896 8,734
#EVT, Ltd. 55,629 478,733
Fenix Resources, Ltd. 7,112 1,611
Finbar Group, Ltd. 7,066 3,759
FleetPartners Group, Ltd. 869,830 1,463,350
Shares Value †
AUSTRALIA — (Continued)
#Fleetwood, Ltd. 484,828 $ 582,106
Flight Centre Travel Group,
Ltd. 83,307 610,314
G8 Education, Ltd. 1,835,158 224,295
GrainCorp, Ltd., Class A 1,118,127 4,967,953
*Grange Resources, Ltd. 1,276,855 165,239
GWA Group, Ltd. 162,680 233,917
Harvey Norman Holdings, Ltd. 175,950 569,245
#Healius, Ltd. 3,081,246 1,118,705
Helia Group, Ltd. 1,563,388 6,024,617
*IGO, Ltd. 608,015 3,247,887
Iluka Resources, Ltd. 2,164,792 12,575,504
#Integral Diagnostics, Ltd. 1,179,188 1,890,540
#IPH, Ltd. 1,366,506 3,566,285
IVE Group, Ltd. 105,589 196,615
*Judo Capital Holdings, Ltd. 3,807,766 3,901,063
Jupiter Mines, Ltd. 4,984,111 985,413
#Karoon Energy, Ltd. 3,577,609 5,632,936
Kelsian Group, Ltd. 341,796 943,618
#L1 Group, Ltd. 282,210 227,242
#Lendlease Corp., Ltd. 387,058 932,221
#*Lifestyle Communities, Ltd. 26,715 90,271
Lindsay Australia, Ltd. 985 421
Maas Group Holdings, Ltd. 86,431 272,792
Macmahon Holdings, Ltd. 3,622,145 1,901,019
Magellan Financial Group, Ltd. 934,153 6,850,402
Maxiparts, Ltd. 296 385
Metcash, Ltd. 712,079 1,392,499
#*Michael Hill International,
Ltd., Class B 68,491 18,958
#Monash IVF Group, Ltd. 874,466 458,948
MyState, Ltd. 649,154 2,151,526
New Hope Corp., Ltd. 2,688,151 10,590,881
*Nickel Industries, Ltd. 6,862,715 5,106,627
#Nine Entertainment Co.
Holdings, Ltd. 3,616,384 2,469,994
*Nufarm, Ltd. 533,515 935,910
*Nuix, Ltd. 211,724 229,089
oOh!media, Ltd. 2,249,492 1,892,205
Orora, Ltd. 4,906,610 4,621,157
*Pantoro Gold, Ltd. 1 2
Peet, Ltd. 124,760 160,556
Perenti, Ltd. 3,917,986 5,211,137
#Perpetual, Ltd. 310,035 3,693,440
Perseus Mining, Ltd. 342,851 1,338,453
*PEXA Group, Ltd. 61,533 555,200
Premier Investments, Ltd. 21,223 187,524
Ramelius Resources, Ltd. 236,150 570,460
Reliance Worldwide Corp., Ltd. 4,133,665 9,658,651
*Resolute Mining, Ltd. 489,056 407,863
#Ricegrowers, Ltd. 5,484 50,072
Ridley Corp., Ltd. 70,751 141,917
#*Select Harvests, Ltd. 484,396 1,326,855
Service Stream, Ltd. 17,112 23,990
Shaver Shop Group, Ltd. 23,812 23,711

Dimensional International Small Cap Value ETF
continued
Shares Value †
AUSTRALIA — (Continued)
Sims, Ltd. 714,046 $ 10,616,334
Stanmore Resources, Ltd. 1,180,281 1,977,148
Steadfast Group, Ltd. 141,096 430,109
#*Strike Energy, Ltd. 1,778,377 140,642
Tabcorp Holdings, Ltd. 7,239,695 5,855,590
*<Ten Sixty Four, Ltd. 1,572 124
#*Tyro Payments, Ltd. 368,687 193,499
Vault Minerals, Ltd. 1 3
ΩViva Energy Group, Ltd. 2,052,011 3,629,215
#Washington H Soul Pattinson
& Co., Ltd. 229,448 6,956,419
#*WEB Travel Group, Ltd. 718,286 1,368,488
*West African Resources, Ltd. 706,174 1,497,723
Whitehaven Coal, Ltd. 2,953,471 17,857,742
*<Wiluna Mining Corp., Ltd. 504 14
Worley, Ltd. 222,320 1,889,269
TOTAL AUSTRALIA 281,349,815
AUSTRIA — (1.3%)
Agrana Beteiligungs AG 7,879 110,447
EVN AG 22,156 752,412
Mayr Melnhof Karton AG 10,059 943,975
Porr AG 33,062 1,512,549
Raiffeisen Bank International
AG, Class V 51,063 2,779,330
SBO AG 40,728 1,765,320
*Semperit AG Holding 1,319 23,054
Strabag SE, Class BR 631 66,491
Telekom Austria AG, Class A 165,838 1,883,108
UNIQA Insurance Group AG 330,584 6,320,992
Vienna Insurance Group AG
Wiener Versicherung Gruppe 113,755 8,540,165
voestalpine AG 463,282 23,857,545
Wienerberger AG 372,752 10,773,988
TOTAL AUSTRIA 59,329,376
BELGIUM — (1.6%)
Ackermans & van Haaren NV 32,293 10,614,324
Ageas SA/NV, Class B 102,607 8,028,208
#Azelis Group NV 266,538 3,526,826
Barco NV 74,903 836,912
Bekaert SA 169,467 8,339,364
*bpost SA 330,946 702,670
Cie d'Entreprises CFE 93 1,238
CMB. Tech NV 173,775 2,379,865
Colruyt Group NV 23,861 919,195
Deceuninck NV 30,657 76,959
Econocom Group SA/NV 76,781 127,446
#*Ontex Group NV 235,460 803,759
Proximus SADP 841,913 6,429,305
#Recticel SA 21,443 254,052
Sipef NV 6,024 717,951
#Syensqo SA 386,360 25,538,882
Tessenderlo Group SA 57,244 1,433,652
#VGP NV 43,243 4,428,390
Viohalco SA 67 1,147
TOTAL BELGIUM 75,160,145
Shares Value †
CANADA — (14.0%)
*ACT Energy Technologies,
Ltd. 10,100 $ 50,385
ADENTRA, Inc. 62,671 1,570,574
ADF Group, Inc. 4,920 36,943
#*Advantage Energy, Ltd. 998,983 7,581,731
Aecon Group, Inc. 113,545 4,167,738
#Ag Growth International, Inc. 671 9,564
AGF Management, Ltd., Class
B 260,110 3,095,865
#*Aimia, Inc. 24,159 48,279
#*Air Canada 628,206 8,607,774
Algoma Central Corp. 44 714
AltaGas, Ltd. 260,138 9,730,090
ARC Resources, Ltd. 677,822 16,045,423
#*Athabasca Oil Corp. 1,580,369 13,886,719
#*ATS Corp. 33,000 1,068,481
*ATS Corp. 18,570 602,596
*AutoCanada, Inc. 19,175 324,866
B2Gold Corp. 5,070,222 22,815,999
B2Gold Corp. 110,492 498,436
*Bausch Health Cos., Inc. 214,485 1,226,854
#Baytex Energy Corp. 3,958,480 20,038,151
Birchcliff Energy, Ltd. 1,752,498 8,279,011
Boralex, Inc., Class A 251,878 6,802,612
*CAE, Inc. 26,545 693,090
*Calfrac Well Services, Ltd. 280 1,101
#Calian Group, Ltd. 13,914 722,637
Canaccord Genuity Group, Inc. 69,774 607,466
Canadian Tire Corp., Ltd.,
Class A 141,888 19,692,941
*Capstone Copper Corp. 2,237,271 18,606,941
Cardinal Energy, Ltd. 774,130 7,058,227
Cascades, Inc. 433,971 3,430,702
Centerra Gold, Inc. 1,526,217 26,507,802
Cogeco Communications, Inc. 74,709 3,454,694
Cogeco, Inc. 19,013 881,854
Definity Financial Corp. 5,488 279,218
Dexterra Group, Inc. 1,396 12,031
#Doman Building Materials
Group, Ltd. 249,915 1,891,209
DPM Metals, Inc. 90,803 3,042,778
DREAM Unlimited Corp.,
Class A 76,383 1,038,194
Dynacor Group, Inc. 184 785
E-L Financial Corp., Ltd. 54,501 682,714
Eldorado Gold Corp. 918,802 28,565,554
Eldorado Gold Corp., Class B 25,448 784,698
Empire Co., Ltd., Class A 288,584 9,859,052
Enerflex, Ltd. 263,024 7,043,733
Enerflex, Ltd. 373,219 10,009,734
Enghouse Systems, Ltd. 59,389 739,581
*Ensign Energy Services, Inc. 191,404 538,592
#*Enterprise Group, Inc. 14,660 15,833
EQB, Inc. 177,237 16,053,029
#Equinox Gold Corp. 125,300 1,749,188
Exco Technologies, Ltd. 81,648 442,702
Fiera Capital Corp., Class A 61,537 260,417
*Fortuna Mining Corp. 129,158 1,243,090
#*Fortuna Mining Corp. 2,071,533 19,990,293

Dimensional International Small Cap Value ETF
continued
Shares Value †
CANADA — (Continued)
*GoGold Resources, Inc. 229,200 $ 441,190
High Liner Foods, Inc. 40,201 406,116
Hudbay Minerals, Inc. 1,462,756 33,804,291
Hudbay Minerals, Inc., Class A 80,600 1,860,592
iA Financial Corp., Inc. 5,181 665,449
*IAMGOLD Corp. 90,580 1,528,085
*IAMGOLD Corp. 7,910 132,850
*Imperial Metals Corp. 87,542 434,140
InPlay Oil Corp. 14,480 188,194
*Journey Energy, Inc. 27,100 114,883
K-Bro Linen, Inc. 9,777 272,314
*Kelt Exploration, Ltd. 806,167 5,952,522
*Knight Therapeutics, Inc. 288,122 1,587,624
Lassonde Industries, Inc.,
Class A 4,449 730,615
#Laurentian Bank of Canada 222,044 6,569,475
Leon's Furniture, Ltd. 20,533 395,997
Linamar Corp. 226,697 15,138,116
Magellan Aerospace Corp. 4,806 88,486
*Major Drilling Group
International, Inc. 145,323 1,673,067
Martinrea International, Inc. 464,726 3,427,999
#*Mattr Corp. 232,186 1,625,694
Melcor Developments, Ltd. 3,082 41,981
#Methanex Corp. 27,897 1,821,678
Methanex Corp. 112,569 7,377,772
MTY Food Group, Inc. 133,188 3,971,862
Mullen Group, Ltd. 571,562 8,633,689
Neo Performance Materials,
Inc. 169,853 3,157,212
North American Construction
Group, Ltd. 34,481 505,836
North American Construction
Group, Ltd. 7,292 106,934
Northland Power, Inc. 1,234,641 21,189,636
#*Obsidian Energy, Ltd. 192,391 2,747,343
#*Obsidian Energy, Ltd. 12,600 179,405
OceanaGold Corp. 325,640 10,062,757
#Open Text Corp. 543,079 12,306,170
#Open Text Corp. 39,200 886,759
*Orezone Gold Corp. 78,422 116,962
#Paramount Resources, Ltd.,
Class A 367,658 8,303,436
Parex Resources, Inc. 425,713 8,951,514
Pason Systems, Inc. 101,552 1,042,305
Peyto Exploration &
Development Corp. 1,110,502 21,221,187
Pizza Pizza Royalty Corp. 157,936 1,810,155
Polaris Renewable Energy,
Inc. 147,794 1,392,050
Pollard Banknote, Ltd. 338 4,430
*Precision Drilling Corp. 47,940 4,474,240
*Precision Drilling Corp. 16,494 1,535,368
Richelieu Hardware, Ltd. 27,484 802,046
Rogers Sugar, Inc. 122,181 589,765
Russel Metals, Inc. 325,339 12,637,332
*Saturn Oil & Gas, Inc. 37,757 186,968
*Source Energy Services, Ltd. 8,200 107,418
South Bow Corp. 340,361 11,653,961
Shares Value †
CANADA — (Continued)
*Spartan Delta Corp. 12,759 $ 130,768
ΩSpin Master Corp. 104,866 1,590,210
#*SSR Mining, Inc. 391,972 11,265,847
Stella-Jones, Inc. 39,441 2,435,832
*Steppe Gold, Ltd. 100,327 96,560
Strathcona Resources, Ltd. 5,266 165,126
Superior Plus Corp. 995,578 5,485,883
Supremex, Inc. 220 579
Surge Energy, Inc. 393,934 2,897,127
Taiga Building Products, Ltd. 128 348
Tamarack Valley Energy, Ltd. 2,361,931 22,107,855
Torex Gold Resources, Inc. 265,783 10,923,445
Total Energy Services, Inc. 99,305 1,716,004
Transcontinental, Inc., Class A 354,801 1,384,170
*<Trevali Mining Corp. 660 –
#Trican Well Service, Ltd. 232,019 1,229,048
*Trisura Group, Ltd. 14,093 455,581
*Valeura Energy, Inc. 29,491 290,772
Vermilion Energy, Inc. 23,343 314,533
Vermilion Energy, Inc. 703,203 9,472,144
VersaBank 92 1,640
#*<Victoria Gold Corp. 42,700 2,823
Wajax Corp. 59,365 1,475,075
#*Well Health Technologies
Corp. 155,598 493,853
West Fraser Timber Co., Ltd. 34,111 2,159,567
West Fraser Timber Co., Ltd. 9,190 580,663
Westshore Terminals
Investment Corp. 12,072 315,126
Whitecap Resources, Inc. 1,508,950 17,771,265
Whitecap Resources, Inc. 2,468,542 29,202,852
Winpak, Ltd. 45,101 1,330,730
TOTAL CANADA 662,539,981
DENMARK — (2.5%)
#AL Sydbank 265,086 22,575,651
Alm Brand A/S 1,336,636 3,118,069
#*Bavarian Nordic A/S 256,602 7,540,838
D/S Norden A/S 124,182 5,856,152
*DFDS A/S 68,246 1,462,391
FLSmidth & Co. A/S 124,733 9,242,238
Foroya Banki P/F 263 9,372
#*GN Store Nord A/S 547,475 8,228,326
H Lundbeck A/S, Class A 1,104,017 7,431,634
H Lundbeck A/S, Class A 139,668 776,165
#*H+H International A/S, Class
B 7,063 117,086
Jyske Bank A/S, Registered 116,645 16,223,838
#Matas A/S 193,335 3,065,389
#*NTG Nordic Transport
Group A/S 14,852 434,129
Per Aarsleff Holding A/S 51,158 5,950,939
ROCKWOOL A/S, Class A 11,590 355,154
ROCKWOOL A/S, Class B 348,330 10,121,644
ΩScandinavian Tobacco
Group A/S, Class A 203,426 2,152,386
Schouw & Co. A/S 52,215 5,385,356
SJF Bank A/S 22,863 1,119,803
#*Solar A/S, Class B 36,006 1,170,035

Dimensional International Small Cap Value ETF
continued
Shares Value †
DENMARK — (Continued)
SP Group A/S 6,583 $ 384,433
TORM PLC, Class A 170,415 5,462,825
UIE PLC 2,135 128,533
TOTAL DENMARK 118,312,386
FINLAND — (2.0%)
Aktia Bank OYJ 142,070 1,813,206
Alandsbanken Abp, Class B 700 39,414
Anora Group OYJ 85,397 349,109
Atria OYJ, Class A 1,276 22,183
ΩEnento Group OYJ 19,317 366,182
Fiskars OYJ Abp 71,485 1,152,173
Huhtamaki OYJ 351,913 11,253,224
Kemira OYJ 513,038 10,622,092
Lassila & Tikanoja OYJ 27,811 237,500
#*Lindex Group OYJ 391,426 994,085
Luotea PLC 27,811 79,928
Mandatum OYJ 1,886,452 15,069,841
#Nokian Renkaat OYJ 591,517 7,264,901
Olvi OYJ, Class A 13,012 473,175
#Oma Saastopankki OYJ 6,948 97,152
Oriola OYJ, Class B 5,892 6,372
#Pihlajalinna OYJ 2,646 34,764
Raisio OYJ, Class V 384,739 1,150,859
Sanoma OYJ 131,211 1,426,809
Stora Enso OYJ, Class R 1,814,808 20,138,987
Taaleri PLC 17,043 152,941
Ω#Terveystalo OYJ 112,964 1,033,595
Tieto Oyj 350,985 7,822,723
Tokmanni Group Corp. 17,538 156,560
Valmet OYJ 463,148 12,072,011
Viking Line Abp 311 7,515
#*YIT OYJ 505,569 1,497,468
TOTAL FINLAND 95,334,769
FRANCE — (5.5%)
AKWEL SADIR, Class B 478 4,060
*Alstom SA 1,160,313 23,247,638
Alten SA 49,805 3,300,937
Arkema SA 240,123 17,463,901
ΩAyvens SA 827,334 11,141,369
#Beneteau SACA 148,385 1,188,848
Bonduelle SCA 72,853 739,230
Carrefour SA 1,844,801 36,680,481
Cie des Alpes 55,676 1,446,630
*Clariane SE 490,235 2,322,129
Coface SA 433,419 8,007,636
Derichebourg SA 523,796 5,563,735
#*Ekinops SAS 534 1,560
Ω#Elior Group SA 727,632 2,253,365
Elis SA 81,687 2,516,306
Etablissements Maurel et
Prom SA 267,236 3,122,268
#*Eutelsat Communications
SACA 354,883 1,131,906
#Fnac Darty SA 39,253 1,625,412
*Forvia SE 983,167 11,496,116
Groupe Crit SA 4 261
Groupe SFPI 742 1,602
#*Guerbet 9,744 132,590
Shares Value †
FRANCE — (Continued)
Haulotte Group SA 215 $ 504
Imerys SA 151,535 3,953,334
IPSOS SA 81,788 3,455,804
Jacquet Metals SACA 47,909 1,247,630
LNA Sante SA 250 8,446
Ω*Maisons du Monde SA 30,055 19,038
Manitou BF SA 24,520 585,330
Mersen SA 85,911 3,216,825
Metropole Television SA 109,987 1,674,680
#*Nexity SA 196,097 1,936,863
#North Atlantic Energies 7,380 541,501
Opmobility 182,232 3,065,417
Quadient SA 142,200 1,938,302
#Remy Cointreau SA 15,682 735,462
Renault SA 642,220 22,427,376
Rexel SA 79,154 3,320,368
Samse SACA 71 10,119
Savencia SA 948 73,840
SCOR SE 345,754 12,865,189
SEB SA 784 47,915
SES SA, Class A 1,505,443 12,414,677
Ω*SMCP SA 57,937 351,368
Societe BIC SA 7,242 496,970
Societe LDC SADIR 1,613 211,161
Sopra Steria Group 6,091 946,717
Stef SA 300 40,892
#Teleperformance SE 224,546 15,156,223
Television Francaise 1 SA 307,394 2,437,574
Trigano SA 12,848 2,355,647
#*Ubisoft Entertainment SA 205,351 1,190,462
Valeo SE 1,397,055 17,477,937
Vicat SACA 77,527 5,456,574
*Viridien 44,655 7,579,742
#*Voltalia SA, Registered 46,755 387,212
Ω*X-Fab Silicon Foundries SE 95,239 702,718
TOTAL FRANCE 261,717,797
GERMANY — (6.5%)
1&1 AG 127,044 3,360,597
*7C Solarparken AG 181,702 400,713
Adesso SE 48 3,283
Allgeier SE 140 2,660
ΩAumann AG 736 10,965
*Aumovio SE 50,197 2,169,857
Aurubis AG 114,674 24,657,170
Bechtle AG 103,760 3,534,617
ΩBefesa SA 162,951 6,250,584
Bijou Brigitte AG 2,167 126,083
#Borussia Dortmund GmbH &
Co. KGaA 285,669 1,070,656
Brenntag SE 232,186 16,908,440
CANCOM SE 125,446 3,642,066
Carl Zeiss Meditec AG, Class
BR 63,701 1,978,700
Cewe Stiftung & Co. KGAA 9,324 1,031,406
Deutz AG 238,014 2,772,474
Draegerwerk AG & Co. KGaA 1,159 95,170
Duerr AG 301,541 7,463,536

Dimensional International Small Cap Value ETF
continued
Shares Value †
GERMANY — (Continued)
ΩDWS Group GmbH & Co.
KGaA 138,052 $ 9,554,556
ElringKlinger AG 207,403 1,340,548
Energiekontor AG 588 28,004
Evonik Industries AG 1,286,465 26,680,627
#*Evotec SE 340,378 2,092,226
FORTEC Elektronik AG 31 393
*Fraport AG Frankfurt Airport
Services Worldwide 203,161 16,622,653
Freenet AG 168 5,348
Fresenius Medical Care AG 230,116 10,422,272
#Gerresheimer AG 41,265 1,187,879
Gesco SE 12 209
#GFT Technologies SE 31,169 680,067
#*Heidelberger
Druckmaschinen AG 1,280,542 2,206,640
#*HelloFresh SE 157,750 855,293
#Hornbach Holding AG & Co.
KGaA 54,180 5,141,660
#HUGO BOSS AG 195,118 8,255,802
Indus Holding AG 54,615 1,915,574
ΩInstone Real Estate Group
SE 986 10,201
Jenoptik AG 278,599 10,908,918
ΩJOST Werke SE 13,392 813,750
K+S AG, Registered 478,408 8,956,681
KION Group AG 406,937 21,146,900
#*Kloeckner & Co. SE 217,369 3,034,313
*Koenig & Bauer AG 13,791 150,774
#Kontron AG 14,569 364,362
Krones AG 9,578 1,386,455
KWS Saat SE & Co. KGaA 34,022 3,065,045
LANXESS AG 382,138 8,140,515
*LPKF Laser & Electronics SE 468 9,086
#*Medios AG 11,239 180,619
#MLP SE 222,530 2,085,696
#Mutares SE & Co. KGaA 58,227 1,690,501
Norma Group SE 125,024 2,155,890
ProCredit Holding AG 51,337 492,606
Puma SE 396,210 12,074,812
#RTL Group SA 152,485 5,858,066
SAF-Holland SE 10,440 214,561
Salzgitter AG 29,801 1,679,383
Schaeffler AG 133,346 1,263,884
Schloss Wachenheim AG 9 148
#Siltronic AG 48,641 4,547,541
Sixt SE 82,215 6,553,244
#Stabilus SE 13,771 278,173
STRATEC SE 8,223 169,769
#Suedzucker AG 379,881 5,516,759
Surteco Group SE 205 2,429
#Takkt AG 54,228 173,661
Technotrans SE 2,737 105,309
thyssenkrupp AG 1,032,356 12,212,967
#*Tkms AG& Co. KGaA 12,021 1,225,395
TUI AG 443,273 3,302,916
United Internet AG 342,460 10,734,013
*Verbio SE 3,522 155,922
Wacker Chemie AG 58,766 6,455,795
Shares Value †
GERMANY — (Continued)
Wacker Neuson SE 170,699 $ 3,840,567
Wuestenrot &
Wuerttembergische AG 115,326 2,007,599
TOTAL GERMANY 305,433,953
HONG KONG — (1.6%)
Bank of East Asia, Ltd. (The) 3,322,803 5,802,578
Cafe de Coral Holdings, Ltd. 176,000 90,092
Chow Sang Sang Holdings
International, Ltd. 1,646,000 2,441,554
CITIC Telecom International
Holdings, Ltd. 4,512,000 1,601,195
CTF Services, Ltd. 1,674,886 1,738,226
Dah Sing Banking Group, Ltd. 1,908,400 3,057,338
Dah Sing Financial Holdings,
Ltd. 718,400 3,780,111
Emperor Watch & Jewellery,
Ltd. 7,050,000 269,986
*Far East Consortium
International, Ltd. 470,000 45,597
First Pacific Co., Ltd. 7,362,000 5,168,789
Ω*Frontage Holdings Corp. 26,000 3,253
Great Eagle Holdings, Ltd. 358,563 812,903
Hang Lung Group, Ltd. 2,069,000 4,270,717
Hang Lung Properties, Ltd. 11,061,953 12,991,220
Harbour Centre Development,
Ltd. 10,000 5,770
Hong Kong Technology
Venture Co., Ltd. 307,786 42,433
*Hongkong & Shanghai Hotels,
Ltd. (The) 50,000 37,594
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 4,222,000 625,182
IGG, Inc. 372,000 147,209
Johnson Electric Holdings, Ltd. 190,996 509,566
Kerry Properties, Ltd. 2,609,000 7,906,515
KLN Logistics Group, Ltd. 1,073,000 917,709
Kowloon Development Co.,
Ltd. 432,040 258,107
Luk Fook Holdings
International, Ltd. 460,000 1,310,637
*Mongolian Mining Corp. 726,000 875,787
NagaCorp, Ltd. 580,000 296,154
Nameson Holdings, Ltd. 64,000 8,251
Pacific Basin Shipping, Ltd. 30,704,000 11,993,520
Pacific Textiles Holdings, Ltd. 477,000 71,242
#PAX Global Technology, Ltd. 3,665,000 1,824,605
Shangri-La Asia, Ltd. 1,720,000 972,663
*Shun Tak Holdings, Ltd. 306,000 22,656
SmarTone
Telecommunications Holdings,
Ltd. 118,500 75,937
*Television Broadcasts, Ltd. 182,400 64,030
Texhong International Group,
Ltd. 189,000 170,815
Transport International
Holdings, Ltd. 9,333 12,116
Truly International Holdings,
Ltd. 76,000 9,702
VSTECS Holdings, Ltd. 20,000 26,143

Dimensional International Small Cap Value ETF
continued
Shares Value †
HONG KONG — (Continued)
Xinyi Glass Holdings, Ltd. 184,000 $ 226,660
#Yue Yuen Industrial Holdings,
Ltd. 3,489,500 6,481,216
TOTAL HONG KONG 76,965,778
IRELAND — (0.2%)
Bank of Ireland Group PLC 103,171 2,025,951
Cairn Homes PLC 449,560 1,149,635
FBD Holdings PLC 3,025 56,953
Ω*Glenveagh Properties PLC 1,863,794 4,613,135
Kerry Group PLC, Class A 1,352 114,506
Permanent TSB Group
Holdings PLC 98,019 334,595
TOTAL IRELAND 8,294,775
ISRAEL — (0.6%)
Ackerstein Group, Ltd. 16,604 51,902
Africa Israel Residences, Ltd. 2,881 230,214
*Alarum Technologies, Ltd. 7,072 4,628
Alrov Properties and Lodgings,
Ltd., Registered 9 817
Altshuler Shaham Finance,
Ltd. 17,399 42,199
Arad, Ltd. 40 576
AudioCodes, Ltd. 1,192 11,038
AudioCodes, Ltd. 2,541 22,473
*Avgol Industries 1953, Ltd. 784 319
Ayalon Holdings, Ltd. 21,509 1,114,739
Azorim-Investment
Development & Construction
Co., Ltd. 1,330 8,880
*Carasso Motors, Ltd. 167,921 1,813,364
#Carasso Real Estate, Ltd. 14,092 189,364
Cellcom Israel, Ltd. 194,664 2,391,634
*CIELO-BLU GROUP, Ltd. 1,434 1,563
#Delek Automotive Systems,
Ltd. 97,140 738,713
Delta Galil, Ltd. 19,100 1,106,346
Diplomat Holdings, Ltd. 566 10,138
*Equital, Ltd. 38,880 1,671,273
*Gilat Satellite Networks, Ltd. 21,945 392,195
Hagag Group Real Estate
Development 183,164 1,945,708
#*Israir Group, Ltd. 57,091 29,994
Isras Investment Co., Ltd. 6,426 1,857,612
Issta, Ltd. 30,834 1,100,860
Kamada, Ltd. 13,168 106,873
Kamada, Ltd. 34,809 283,345
Kardan Real Estate Enterprise
& Development, Ltd.,
Registered 58,061 118,004
Kvutzat Acro, Ltd. 22,669 362,517
Land Development Nimrodi
Group, Ltd. 47,623 609,453
Mediterranean Towers, Ltd. 145,257 834,989
*Meshek Energy Renewable
Energies, Ltd. 3,702 16,089
Meshulam Levinstein
Contracting & Engineering,
Ltd. 843 150,487
Shares Value †
ISRAEL — (Continued)
Neto Malinda Trading, Ltd. 2,455 $ 141,372
*Neto ME Holdings, Ltd. 120 11,170
Oil Refineries, Ltd. 10,660,167 5,445,364
*OY Nofar Energy, Ltd. 168 10,579
#Palram Industries 1990, Ltd. 14,761 255,604
*Perion Network, Ltd. 15,609 159,308
Plasson Industries, Ltd., Class
B 2,050 110,828
*Prashkovsky Investments and
Construction, Ltd. 51,274 2,744,201
Rani Zim Shopping Centers,
Ltd. 54,001 93,290
*REIT Azorim HF Living, Ltd. 42 82
Scope Metals Group, Ltd. 27,396 2,080,580
ΩTamar Petroleum, Ltd. 59,260 617,862
TOTAL ISRAEL 28,888,546
ITALY — (3.7%)
A2A SpA 6,605,353 18,789,861
ACEA SpA 42,618 1,116,843
Ariston Holding NV, Class B 443,924 2,043,400
Arnoldo Mondadori Editore
SpA 177,186 428,166
Ascopiave SpA 46,043 187,687
Banca IFIS SpA 175,845 4,785,572
Banca Monte dei Paschi di
Siena SpA 869,342 9,231,048
Ω#*Banca Sistema SpA 130,591 252,763
Banco di Desio e della Brianza
SpA 157,762 1,706,275
BPER Banca SPA 36,330 534,159
Brembo NV 509,149 4,778,050
Buzzi SpA 304,194 16,599,926
*Cairo Communication SpA 289,186 848,073
Cementir Holding NV 197,837 3,527,499
*CIR SpA-Compagnie
Industriali 2,015,979 1,582,078
Credito Emiliano SpA 374,766 6,620,655
d'Amico International Shipping
SA 261,712 2,456,006
Danieli & C Officine
Meccaniche SpA 152,367 8,550,625
Danieli & C Officine
Meccaniche SpA 47,234 3,679,075
Emak SpA 412 436
ΩEnav SpA 64,918 379,237
ERG SpA 197,683 5,328,870
Esprinet SpA 145,881 983,116
#Ferretti SpA 416,356 1,938,970
Fila SpA 51,323 559,900
FNM SpA 6,600 3,925
#GPI SpA 3,838 72,485
Ω#*GVS SpA 20,463 101,537
Hera SpA 1,461,360 6,887,839
IMMSI SpA 1,112 643
Industrie De Nora SpA 57,453 417,176
Iveco Group NV 44,804 733,962
MARR SpA 54,850 552,695

Dimensional International Small Cap Value ETF
continued
Shares Value †
ITALY — (Continued)
MFE-MediaForEurope NV,
Class A 898,222 $ 3,057,714
MFE-MediaForEurope NV,
Class A 840,219 2,769,585
#MFE-MediaForEurope NV,
Class B 195,647 846,867
ΩNexi SpA 46,409 220,373
Orsero SpA 49,758 950,240
ΩOVS SpA 900,739 5,346,447
#Piaggio & C SpA 14,473 27,232
ΩPirelli & C SpA 1,655,791 11,362,586
Rizzoli Corriere Della Sera
Mediagroup SpA 52,574 59,575
*Safilo Group SpA 330,758 620,792
Saipem SpA 526,642 2,845,478
#*Salvatore Ferragamo SpA 98,793 857,578
Sogefi SpA 95,442 229,514
#*Telecom Italia SpA 29,683,274 23,378,085
*Telecom Italia SpA 17,584,716 16,196,883
*Tesmec SpA 409,725 68,730
#*TREVI - Finanziaria
Industriale SpA 387,988 140,544
Webuild SpA 691,462 2,047,262
TOTAL ITALY 176,704,037
JAPAN — (23.1%)
77 Bank, Ltd. (The) 421,500 8,133,857
Abalance Corp. 800 2,558
Achilles Corp. 19,400 172,329
#AD Works Group Co., Ltd. 256,701 663,437
ADEKA Corp. 30,000 751,986
Adtec Plasma Technology
Co., Ltd. 5,800 98,897
Ahresty Corp. 135,501 717,691
Aida Engineering, Ltd. 286,000 2,171,852
Air Water, Inc. 110,600 1,565,784
Airport Facilities Co., Ltd. 93,100 576,287
#Airtech Japan, Ltd. 24,100 187,780
Aisan Industry Co., Ltd. 220,900 2,451,390
Akatsuki Corp. 2,200 9,069
#*Akebono Brake Industry
Co., Ltd. 757,901 609,397
Akita Bank, Ltd. (The) 5,500 191,283
Albis Co., Ltd. 700 11,060
Alconix Corp. 116,000 1,836,546
Alfresa Holdings Corp. 367,301 5,544,498
#Alinco, Inc. 49,100 320,847
Allied Telesis Holdings KK,
Class B 36,900 62,636
#Alpen Co., Ltd. 134,314 1,685,943
Alpha Corp. 10,100 78,310
Alps Alpine Co., Ltd.,
Registered 1,242,600 18,765,278
Amvis Holdings, Inc. 14,800 36,456
#AOKI Holdings, Inc. 119,900 1,188,250
Aoyama Trading Co., Ltd. 1,314,408 6,617,963
Aozora Bank, Ltd., Class A 42,600 684,650
Arata Corp. 31,400 557,648
Araya Industrial Co., Ltd. 16,000 254,031
Shares Value †
JAPAN — (Continued)
#*ARCHION Corp. 916,712 $ 1,772,526
#ARCLANDS Corp. 326,999 3,710,183
Arcs Co., Ltd. 89,100 1,933,187
Artience Co., Ltd. 104,300 2,602,425
Asahi Co., Ltd. 122,500 1,005,297
#Asahi Diamond Industrial
Co., Ltd. 243,200 2,003,581
Asia Pile Holdings Corp. 127,500 1,137,456
ASKA Pharmaceutical
Holdings Co., Ltd. 29,200 543,360
#Astena Holdings Co., Ltd. 103,100 316,461
Autobacs Seven Co., Ltd. 133,800 1,302,096
Awa Bank, Ltd. (The) 121,172 4,902,399
Bando Chemical Industries,
Ltd. 57,200 740,620
Bank of Iwate, Ltd. (The) 3,500 43,888
Bank of Nagoya, Ltd. (The) 129,000 4,774,576
Bank of Saga, Ltd. (The) 21,300 691,854
#Bank of the Ryukyus, Ltd. 214,700 3,449,887
Belluna Co., Ltd. 345,685 1,859,624
#Buffalo, Inc. 800 12,508
#Carlit Co., Ltd. 105,000 1,835,934
Cawachi, Ltd. 92,200 1,753,921
CCI Group, Inc. 707,400 4,247,876
Central Glass Co., Ltd. 137,500 3,601,911
Chiba Kogyo Bank, Ltd. (The) 326,800 4,400,294
Chino Corp. 6,400 64,366
Chori Co., Ltd. 1,900 51,833
#Chubu Shiryo Co., Ltd. 72,500 780,495
Chuetsu Pulp & Paper Co.,
Ltd. 16,300 199,609
Chugin Financial Group, Inc. 393,400 7,348,086
Citizen Watch Co., Ltd. 538,200 6,226,710
#CK-San-Etsu Co., Ltd. 1,100 29,131
CMK Corp. 669,900 2,680,369
Cosmos Initia Co., Ltd. 71,000 521,949
#*CUC, Inc. 18,300 107,788
Dai Nippon Toryo Co., Ltd. 49,500 389,164
Daicel Corp. 259,900 2,043,309
#Daido Metal Co., Ltd. 221,500 1,235,385
Daido Steel Co., Ltd. 493,400 5,739,882
Daiho Corp. 24,300 114,906
Daiichi Jitsugyo Co., Ltd. 6,600 134,565
Daiki Aluminium Industry Co.,
Ltd. 167,900 1,569,660
#Daikoku Denki Co., Ltd. 10,900 163,877
#Daikokutenbussan Co., Ltd. 400 12,265
Daikyonishikawa Corp. 198,200 1,077,607
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 135,400 921,071
Daio Paper Corp. 304,101 1,849,387
Daishi Hokuetsu Financial
Group, Inc. 997,556 12,464,278
#Daishinku Corp. 92,000 429,750
Daito Bank, Ltd. (The) 700 4,284
Daito Pharmaceutical Co., Ltd. 151,152 1,216,315
DCM Holdings Co., Ltd. 388,100 3,618,354
Denka Co., Ltd. 255,100 6,674,388

Dimensional International Small Cap Value ETF
continued
Shares Value †
JAPAN — (Continued)
Denyo Co., Ltd. 2,900 $ 66,622
#DIC Corp. 435,200 9,953,459
Dowa Holdings Co., Ltd. 72,800 4,402,239
#DyDo Group Holdings, Inc. 78,700 1,272,117
Eagle Industry Co., Ltd. 54,400 976,530
#Eco's Co., Ltd. 1,800 25,523
EDION Corp. 269,700 3,653,828
Ehime Bank, Ltd. (The) 179,471 2,034,016
EJ Holdings, Inc. 5,500 59,491
Endo Lighting Corp. 46,200 822,847
Enomoto Co., Ltd. 19,100 400,392
#Eslead Corp. 7,700 285,977
Feed One Co., Ltd. 36,900 262,318
Ferrotec Corp. 379,400 18,230,956
FIDEA Holdings Co., Ltd. 69,500 846,658
First Bank of Toyama, Ltd.
(The) 347,300 5,742,346
Foster Electric Co., Ltd. 200,000 3,816,088
Fuji Co., Ltd. 58,200 756,910
#Fuji Corp., Ltd. 100,700 517,300
#Fuji Die Co., Ltd. 5,200 32,918
Fuji Pharma Co., Ltd. 104,099 1,456,144
Fuji Seal International, Inc. 68,700 1,085,487
#Fujicco Co., Ltd. 52,200 508,659
Fujikura Composites, Inc. 37,500 601,129
FuKoKu Co., Ltd. 12,000 135,082
Fukuda Corp. 12,900 689,844
Fukui Bank, Ltd. (The) 21,500 514,502
Fukuyama Transporting Co.,
Ltd. 74,731 2,475,058
Furukawa Co., Ltd. 139,547 3,682,249
Furuno Electric Co., Ltd. 78 3,569
Fuso Pharmaceutical
Industries, Ltd. 13,300 188,333
Futaba Industrial Co., Ltd. 374,100 2,327,606
Gakken Holdings Co., Ltd. 164,400 1,013,435
Gecoss Corp. 2,200 22,617
Geo Holdings Corp. 303,200 3,596,878
GLOBERIDE, Inc. 33,900 449,318
Glory, Ltd. 101,000 2,581,315
#Godo Steel, Ltd. 72,600 1,318,063
Goldcrest Co., Ltd. 2,200 46,891
GS Yuasa Corp. 391,500 15,781,918
GSI Creos Corp. 14,100 217,567
G-Tekt Corp. 181,700 2,091,744
Gunze, Ltd. 43,200 995,195
H.U. Group Holdings, Inc. 99 1,965
H2O Retailing Corp. 343,758 5,069,556
Hagihara Industries, Inc. 58,300 610,512
Hakuhodo DY Holdings, Inc. 217,000 1,453,313
Hanwa Co., Ltd. 678,800 6,987,042
Harima Chemicals Group, Inc. 25,900 146,272
Heiwa Corp. 68,400 791,791
Heiwado Co., Ltd. 162,500 2,761,479
Hirano Tecseed Co., Ltd. 11,600 132,060
Hirata Corp. 180,700 3,730,350
Hirogin Holdings, Inc. 1,461,300 17,246,893
Hodogaya Chemical Co., Ltd. 70,400 1,124,028
Shares Value †
JAPAN — (Continued)
#Hokkan Holdings, Ltd. 28,981 $ 399,285
Hokko Chemical Industry Co.,
Ltd. 78,800 858,375
#Hokuetsu Corp. 97,060 550,629
Hokuhoku Financial Group,
Inc. 188,700 7,166,036
Hokuriku Electric Industry Co.,
Ltd. 1,600 28,078
Hokuto Corp. 10,400 121,318
H-One Co., Ltd. 72,300 581,796
#Honeys Holdings Co., Ltd. 26,300 244,866
Hoosiers Holdings Co., Ltd. 6,700 50,366
House Foods Group, Inc. 47,400 908,950
#Howa Machinery, Ltd. 140,300 1,361,771
HS Holdings Co., Ltd.,
Registered 399 2,864
Hyakugo Bank, Ltd. (The) 257,700 2,918,972
Hyakujushi Bank, Ltd. (The) 184,000 2,789,854
Ichiken Co., Ltd. 5,000 88,766
#Ichikoh Industries, Ltd. 56,400 182,475
Ichinen Holdings Co., Ltd. 18,600 256,261
#Iino Kaiun Kaisha, Ltd. 416,958 4,384,970
#Inaba Seisakusho Co., Ltd. 22,024 232,882
Inabata & Co., Ltd. 74,000 1,825,149
INFRONEER Holdings, Inc. 700,295 9,525,406
Innotech Corp. 7,700 140,482
#Inui Global Logistics Co., Ltd. 15,700 152,386
Iriso Electronics Co., Ltd. 89,300 1,920,430
#Iseki & Co., Ltd. 157,800 1,698,788
Ishihara Sangyo Kaisha, Ltd. 246,100 4,734,957
Itochu Enex Co., Ltd. 23 281
Itoham Yonekyu Holdings, Inc. 67,620 2,252,490
IwaiCosmo Holdings, Inc. 84,300 1,990,428
Iwatani Corp. 603,800 7,401,805
Izumi Co., Ltd. 297,200 1,799,833
#J Trust Co., Ltd. 126,900 540,948
JANOME Corp. 55,800 397,033
#Japan Cash Machine Co.,
Ltd. 60,352 374,348
Japan Medical Dynamic
Marketing, Inc. 19,859 69,701
Japan Pulp & Paper Co., Ltd. 389,900 2,756,831
Japan Transcity Corp. 73,992 549,610
#Japan Wool Textile Co., Ltd.
(The) 100,900 1,149,335
JDC Corp. 16,400 61,119
#JK Holdings Co., Ltd. 11,000 95,185
#JMS Co., Ltd. 18,900 51,500
J-Oil Mills, Inc. 77,294 971,200
Joshin Corp. 99,252 1,839,302
Joyful Honda Co., Ltd. 13,800 180,883
JSP Corp. 49,300 724,218
JTEKT Corp. 739,960 9,033,174
Juki Corp. 31,000 151,533
Juroku Financial Group, Inc. 426,000 5,597,358
Kaga Electronics Co., Ltd. 10,600 284,777
Kameda Seika Co., Ltd. 18,800 171,318
Kamei Corp. 66,900 1,366,134
Kanaden Corp. 12,000 178,960

Dimensional International Small Cap Value ETF
continued
Shares Value †
JAPAN — (Continued)
Kanadevia Corp. 136,800 $ 1,042,336
Kanamoto Co., Ltd. 198,000 5,862,736
Kaneka Corp. 160,300 5,009,343
Kanto Denka Kogyo Co., Ltd. 276,810 2,951,721
KAWADA TECHNOLOGIES,
Inc. 253,100 2,413,014
Keihan Holdings Co., Ltd. 19,000 393,325
#KEIWA, Inc. 78,400 598,863
Keiyo Bank, Ltd. (The) 582,800 8,074,144
Kenko Mayonnaise Co., Ltd. 34,700 469,221
Kitagawa Corp. 20,300 200,273
#Kita-Nippon Bank, Ltd. (The) 1,100 32,957
Kitz Corp. 160,500 2,144,711
Kiyo Bank, Ltd. (The) 83,767 2,223,737
*KNT-CT Holdings Co., Ltd. 12,900 161,183
KOA Corp. 196,016 2,354,118
Koatsu Gas Kogyo Co., Ltd. 65,800 461,887
Kohnan Shoji Co., Ltd. 98,900 2,556,045
Komehyo Holdings Co., Ltd. 1,501 50,575
Komeri Co., Ltd. 92,873 1,976,526
Konica Minolta, Inc. 1,567,873 4,992,621
Konishi Co., Ltd. 19,600 177,983
Konoike Transport Co., Ltd. 5,900 106,626
Konoshima Chemical Co., Ltd. 3,800 43,819
KPP Group Holdings Co., Ltd. 324,200 2,000,583
K's Holdings Corp. 179,700 2,074,454
KU Holdings Co., Ltd. 7,300 53,060
Kumiai Chemical Industry Co.,
Ltd. 676,300 3,275,656
Kurabo Industries, Ltd. 12,886 779,549
Kuraray Co., Ltd. 611,600 6,416,326
Kureha Corp. 65,900 1,640,088
Kurimoto, Ltd. 15,500 148,665
Kuriyama Holdings Corp. 200 2,329
KYB Corp. 125,500 3,595,897
Kyodo Printing Co., Ltd. 57,700 568,513
Kyoei Steel, Ltd. 149,500 1,811,688
#Kyokuto Boeki Kaisha, Ltd. 3,400 40,530
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 137,900 2,375,113
#Kyokuyo Co., Ltd. 32,700 940,069
Kyorin Pharmaceutical Co.,
Ltd. 215,700 2,134,907
Kyosan Electric Manufacturing
Co., Ltd. 144,600 644,082
Kyushu Financial Group, Inc. 1,150,015 9,378,891
LIFULL Co., Ltd. 26,800 32,665
Lintec Corp. 2,400 77,036
#Lixil Corp. 226,200 2,336,989
#Look Holdings, Inc. 8,300 137,075
#Mabuchi Motor Co., Ltd. 135,400 1,274,033
Makino Milling Machine Co.,
Ltd. 43,000 3,265,371
#*Mandom Corp. 76,700 1,509,968
Marubun Corp. 38,842 289,013
Marudai Food Co., Ltd. 83,012 1,201,437
Maruzen CHI Holdings Co.,
Ltd. 100 220
Shares Value †
JAPAN — (Continued)
Maruzen Showa Unyu Co.,
Ltd. 16,800 $ 833,005
Matsuoka Corp. 1,800 23,949
Maxell, Ltd. 208,200 2,650,579
Megmilk Snow Brand Co., Ltd. 183,275 3,695,792
Meiji Electric Industries Co.,
Ltd. 200 2,610
#Meiji Shipping Group Co.,
Ltd. 66,300 539,014
Meiwa Corp. 121,000 640,886
#Meiwa Estate Co., Ltd. 13,100 76,156
Menicon Co., Ltd. 47,600 492,084
#Mie Kotsu Group Holdings,
Inc. 41,500 140,094
Mikuni Corp. 59,700 136,006
Miraini Holdings Co., Ltd. 76,909 926,118
MIRAIT ONE Corp. 247,741 6,361,697
Mirarth Holdings, Inc. 768,500 1,946,935
#Mitachi Co., Ltd. 700 8,367
Mitsuba Corp. 258,900 1,883,450
Mitsubishi Materials Corp. 946,500 30,755,739
Mitsubishi Motors Corp. 603,300 1,178,842
#Mitsubishi Paper Mills, Ltd. 239,200 1,422,637
#Mitsubishi Pencil Co., Ltd. 43,900 653,857
#Mitsubishi Steel
Manufacturing Co., Ltd. 86,200 987,390
Mitsui DM Sugar Co., Ltd. 22,380 473,435
#Mitsui High-Tec, Inc. 134,800 553,979
Mitsuuroko Group Holdings
Co., Ltd. 5,100 64,928
Miyaji Engineering Group, Inc. 4,200 44,089
Miyazaki Bank, Ltd. (The) 284,700 3,595,426
Miyoshi Oil & Fat Co., Ltd. 20,100 274,362
#Mochida Pharmaceutical Co.,
Ltd. 11,200 240,503
Morinaga Milk Industry Co.,
Ltd. 43,700 1,323,507
Moriroku Co., Ltd. 1,400 21,719
Morita Holdings Corp. 16,400 263,313
Mory Industries, Inc. 4,000 23,918
MrMax Holdings, Ltd. 61,800 278,426
Musashino Bank, Ltd. (The) 416,500 6,341,655
NAC Co., Ltd. 1,300 4,297
Nachi-Fujikoshi Corp. 106,300 3,452,774
Nadex Co., Ltd. 1,400 9,550
#Nafco Co., Ltd. 2,100 29,067
Nagano Keiki Co., Ltd. 37,500 737,054
Nagase & Co., Ltd. 1,344,800 10,104,987
Nakabayashi Co., Ltd. 35,600 131,309
#Nakayama Steel Works, Ltd. 598,600 2,261,391
Nanto Bank, Ltd. (The) 305,000 2,894,196
NHK Spring Co., Ltd. 181,900 3,329,116
Nice Corp. 900 11,102
Nichicon Corp. 351,100 5,424,288
Nichiden Corp. 25,099 374,311
Nichiha Corp. 52,000 1,030,344
Nichimo Co., Ltd. 20,100 288,087
#Nichireki Group Co., Ltd. 1,800 23,272
Nichirin Co., Ltd. 14,600 366,619

Dimensional International Small Cap Value ETF
continued
Shares Value †
JAPAN — (Continued)
#Nihon Dempa Kogyo Co., Ltd. 34,699 $ 418,500
Nihon Denkei Co., Ltd. 1,300 19,993
Nihon House Holdings Co.,
Ltd. 94,600 182,312
Nihon Nohyaku Co., Ltd. 197,300 1,243,945
Nihon Plast Co., Ltd. 100 267
#Nihon Yamamura Glass Co.,
Ltd. 34,300 686,197
Nikkiso Co., Ltd. 391,000 6,632,067
Nikko Co., Ltd. 6,000 30,631
Nippi, Inc. 400 29,967
Nippn Corp. 222,900 3,772,252
Nippon Carbide Industries Co.,
Inc. 18,500 317,335
#Nippon Carbon Co., Ltd. 22,300 681,644
Nippon Chemical Industrial
Co., Ltd. 39,717 851,595
Nippon Chemi-Con Corp. 174,701 2,965,474
#*Nippon Coke & Engineering
Co., Ltd. 321,396 213,300
Nippon Denko Co., Ltd. 902,900 2,466,043
Nippon Densetsu Kogyo Co.,
Ltd. 7,000 218,436
Nippon Electric Glass Co., Ltd. 14,500 753,661
Nippon Kayaku Co., Ltd. 258,800 2,852,985
Nippon Light Metal Holdings
Co., Ltd. 495,300 9,017,523
Nippon Paper Industries Co.,
Ltd. 875,888 7,333,302
Nippon Rietec Co., Ltd. 4,000 69,175
Nippon Seiki Co., Ltd. 50,000 812,993
Nippon Seisen Co., Ltd. 2,500 22,495
Nippon Sharyo, Ltd. 8,200 194,397
*Nippon Sheet Glass Co., Ltd. 1,105,100 3,377,958
Nippon Shinyaku Co., Ltd. 79,100 2,417,849
Nippon Shokubai Co., Ltd. 443,200 6,101,937
Nippon Signal Co., Ltd. 175,216 1,875,098
Nippon Soda Co., Ltd. 89,500 2,076,082
Nippon Thompson Co., Ltd. 257,600 1,811,526
#Nippon Yakin Kogyo Co., Ltd. 90,000 2,595,961
Nipro Corp. 349,000 3,382,987
Nishi-Nippon Financial
Holdings, Inc. 754,528 18,985,380
Nishio Holdings Co., Ltd. 55,984 1,539,779
Nissan Tokyo Sales Holdings
Co., Ltd. 49,400 164,872
#Nissha Co., Ltd. 253,800 2,035,842
Nisshin Oillio Group, Ltd. (The) 327,400 3,775,322
Nisshin Seifun Group, Inc. 38,800 493,712
Nisshinbo Holdings, Inc. 767,031 10,097,859
Nitta Gelatin, Inc. 57,700 437,431
NITTAN Corp. 51,400 196,475
Nitto Seiko Co., Ltd. 58,500 285,584
Nittoku Co., Ltd., Class B 47,100 734,881
Noritake Co., Ltd. 188,600 4,152,197
#Noritsu Koki Co., Ltd. 29,400 390,049
#Noritz Corp. 199,300 2,986,225
North Pacific Bank, Ltd. 1,394,584 8,828,227
NS United Kaiun Kaisha, Ltd. 94,700 4,592,834
Shares Value †
JAPAN — (Continued)
NSK, Ltd. 1,526,199 $ 12,349,449
NTN Corp. 3,436,000 8,380,327
Oenon Holdings, Inc. 1,300 3,468
Ogaki Kyoritsu Bank, Ltd.
(The) 66,300 2,974,308
Ohara, Inc. 1,700 13,311
Oiles Corp. 17,300 286,043
#Okabe Co., Ltd. 118,299 719,434
Okamoto Industries, Inc. 3,800 136,282
#Okamoto Machine Tool
Works, Ltd. 12,000 321,623
Okasan Securities Group, Inc. 488,810 2,819,848
Oki Electric Industry Co., Ltd. 199,900 4,267,034
Okinawa Financial Group, Inc. 99,144 3,561,984
OKUMA Corp. 27,900 796,736
Okumura Corp. 28,600 1,122,427
#Okura Industrial Co., Ltd. 47,200 1,495,472
#Okuwa Co., Ltd. 159,200 793,435
Onoken Co., Ltd. 78,451 697,876
Onward Holdings Co., Ltd. 109,688 515,874
Oriental Shiraishi Corp. 73,400 174,243
Osaki Electric Co., Ltd. 33,600 436,550
Oval Corp. 11,300 50,405
OYO Corp. 17,500 305,766
Pack Corp. (The) 64,900 540,057
PALTAC Corp. 29,299 864,732
Pegasus Co., Ltd. 25,700 144,158
#People Dreams &
Technologies Group Co., Ltd. 2,900 28,610
PHC Holdings Corp. 149,900 950,835
Press Kogyo Co., Ltd. 597,600 3,008,879
Prima Meat Packers, Ltd. 74,600 1,186,326
Procrea Holdings, Inc. 7,100 162,882
Properst Co., Ltd. 3,400 6,986
Punch Industry Co., Ltd. 40,000 123,544
QB Net Holdings Co., Ltd. 800 6,928
#Rasa Corp. 3,600 41,466
Rengo Co., Ltd. 927,099 7,268,059
#*RENOVA, Inc. 521,900 3,700,143
Restar Corp. 41,100 752,471
#Retail Partners Co., Ltd. 97,600 806,560
Rheon Automatic Machinery
Co., Ltd. 40,100 388,960
Rhythm Co., Ltd. 4,700 102,125
Riken Technos Corp. 94,500 1,001,053
Riken Vitamin Co., Ltd. 2,200 38,874
Rion Co., Ltd. 7,000 151,208
Ryobi, Ltd. 170,100 2,771,228
RYODEN Corp. 47,800 1,081,338
S Foods, Inc. 96,199 1,744,664
S&B Foods, Inc. 4,000 117,673
#Sac's Bar Holdings, Inc. 22,300 104,879
Sakai Chemical Industry Co.,
Ltd. 91,200 2,159,165
Sakai Heavy Industries, Ltd. 900 11,676
Sakata INX Corp. 145,000 2,159,663
Sakata Seed Corp. 1,700 44,750
Sala Corp. 198,500 1,317,380
San Holdings, Inc. 4,400 39,029

Dimensional International Small Cap Value ETF
continued
Shares Value †
JAPAN — (Continued)
San ju San Financial Group,
Inc. 249,500 $ 2,555,423
San-Ai Obbli Co., Ltd. 19,300 283,887
San-In Godo Bank, Ltd. (The) 590,950 7,063,268
#Sanko Gosei, Ltd. 107,400 593,525
Sanko Metal Industrial Co.,
Ltd. 14,100 111,663
#Sankyo Tateyama, Inc. 163,736 686,478
#Sanoh Industrial Co., Ltd. 158,600 750,973
Sansei Technologies, Inc. 36,999 502,198
#Sansha Electric
Manufacturing Co., Ltd. 11,000 72,863
Sanshin Electronics Co., Ltd. 17,200 295,804
Sanyo Chemical Industries,
Ltd. 59,192 1,884,867
Sanyo Denki Co., Ltd. 13,100 578,488
#Sanyo Trading Co., Ltd. 72,461 724,124
Sato Corp. 61,700 819,359
Sato Shoji Corp. 3,500 61,265
Scroll Corp. 14,500 122,603
Seino Holdings Co., Ltd. 44,800 685,701
Sekisui Kasei Co., Ltd. 94,600 272,864
Senshu Ikeda Holdings, Inc. 1,567,900 9,245,012
Shibaura Machine Co., Ltd. 155,900 4,153,553
Shibusawa Logistics Corp. 14,000 113,372
Shibuya Corp. 35,300 768,150
Shikibo, Ltd. 29,600 201,168
Shikoku Bank, Ltd. (The) 188,410 3,076,744
Shimojima Co., Ltd. 5,400 44,522
Shinagawa Refra Co., Ltd. 42,730 520,815
Shindengen Electric
Manufacturing Co., Ltd. 49,961 1,050,518
Shinko Shoji Co., Ltd. 20,200 210,243
Shinmaywa Industries, Ltd. 203,900 3,321,890
Shinsho Corp. 32,800 484,344
Shinwa Co., Ltd. 34,300 213,848
#Shinwa Co., Ltd. 6,300 121,614
Shirai Electronics Industrial
Co., Ltd. 1,700 7,388
Shizuki Electric Co., Inc. 5,100 35,800
Showa Sangyo Co., Ltd. 63,700 1,245,911
#Siix Corp. 188,115 1,538,965
SK-Electronics Co., Ltd. 7,400 158,195
Skymark Airlines, Inc. 2,600 5,392
#Soda Nikka Co., Ltd. 42,800 276,402
Soken Chemical & Engineering
Co., Ltd. 15,600 335,484
SPK Corp., Registered 2,800 22,728
Starzen Co., Ltd. 109,800 795,972
#Sugimoto & Co., Ltd.,
Registered 5,100 39,738
SUMCO Corp. 1,062,122 16,781,941
#Sumida Corp. 244,400 2,099,246
Sumitomo Heavy Industries,
Ltd. 273,267 9,188,244
Sumitomo Osaka Cement Co.,
Ltd. 235,800 5,866,974
#Sumitomo Rubber Industries,
Ltd. 181,800 2,342,906
Shares Value †
JAPAN — (Continued)
Sumitomo Seika Chemicals
Co., Ltd. 167,800 $ 1,281,750
Sun Frontier Fudousan Co.,
Ltd. 8,800 150,780
#Suncall Corp. 32,992 355,384
#Sun-Wa Technos Corp. 40,300 824,233
Suruga Bank, Ltd. 246,675 3,642,551
Suzuken Co., Ltd. 104,618 3,705,242
#Suzuki Co., Ltd. 12,200 246,016
T Hasegawa Co., Ltd. 40,000 739,734
T. RAD Co., Ltd. 3,500 248,141
Tachibana Eletech Co., Ltd.,
Class S 43,500 795,578
Tachi-S Co., Ltd., Class S 285,900 3,751,063
Tadano, Ltd. 509,376 4,466,243
Taihei Dengyo Kaisha, Ltd. 9,900 180,494
Taiheiyo Cement Corp. 290,600 6,616,641
Taiheiyo Kouhatsu, Inc. 500 2,891
Taiho Kogyo Co., Ltd., Class A 46,500 352,226
Taisei Lamick Group Head
Quarter & Innovation Co., Ltd. 600 8,948
Taiyo Yuden Co., Ltd. 14,000 571,060
Takamatsu Construction
Group Co., Ltd. 63,300 1,367,349
Takamiya Co., Ltd. 21,400 53,532
Takaoka Toko Co., Ltd. 72,039 3,470,817
Takara Standard Co., Ltd. 112,003 2,118,483
Takasago International Corp. 97,750 731,074
#Takashima & Co., Ltd. 27,800 139,084
Takashimaya Co., Ltd. 637,800 7,582,537
#Take And Give Needs Co.,
Ltd. 6,317 27,734
#TAKEBISHI Corp. 2,700 38,078
#Taki Chemical Co., Ltd. 800 23,356
Tamura Corp. 470,300 2,511,988
Taoka Chemical Co., Ltd. 1,700 9,774
Tayca Corp. 17,100 206,787
TBK Co., Ltd., Class R 100 229
Teijin, Ltd. 243,500 2,446,576
Tekken Corp. 6,200 192,681
Terasaki Electric Co., Ltd. 4,400 112,875
#Tess Holdings Co., Ltd. 326,412 1,610,137
Toagosei Co., Ltd. 54,400 591,021
TOBISHIMA HOLDINGS, Inc. 142,200 1,823,042
Toda Corp. 499,900 4,520,330
Toenec Corp. 95,700 1,492,555
Toho Bank, Ltd. (The) 1,451,000 6,176,044
Tohoku Bank, Ltd. (The) 19,800 181,821
#Tokai Carbon Co., Ltd. 1,202,000 8,583,249
Tokai Corp. 34,800 582,942
Tokai Rika Co., Ltd. 165,882 3,060,303
Tokai Tokyo Financial
Holdings, Inc. 965,600 4,337,975
#Tokushu Tokai Paper Co.,
Ltd. 65,200 661,133
Tokuyama Corp. 266,700 6,804,292
Tokyo Energy & Systems, Inc. 82,500 996,075
Tokyo Kiraboshi Financial
Group, Inc. 128,800 9,583,664

Dimensional International Small Cap Value ETF
continued
Shares Value †
JAPAN — (Continued)
Tokyo Printing Ink
Manufacturing Co., Ltd. 5,000 $ 42,085
#Tokyo Rope Manufacturing
Co., Ltd. 13,200 142,609
#Tokyo Sangyo Co., Ltd. 3,000 16,713
Tokyo Steel Manufacturing
Co., Ltd. 179,300 1,941,687
Tokyo Tekko Co., Ltd. 123,300 1,413,144
Tokyu Construction Co., Ltd. 52,000 488,459
Toli Corp. 203,800 836,243
Tomoku Co., Ltd. 12,000 268,402
TOMONY Holdings, Inc. 1,330,607 7,506,184
Topre Corp. 137,500 2,087,441
Topy Industries, Ltd. 68,900 1,295,736
Torishima Pump
Manufacturing Co., Ltd., Class
A 22,400 460,279
Tosho Co., Ltd. 52,800 281,344
Towa Bank, Ltd. (The) 91,000 608,002
Towa Pharmaceutical Co., Ltd. 133,400 3,371,073
Toyo Kanetsu KK 51,868 904,930
Toyo Logistics Co., Ltd. 1,160 15,486
Toyo Seikan Group Holdings,
Ltd. 24,600 508,468
#Toyo Tanso Co., Ltd. 90,825 3,518,125
#Toyo Tire Corp. 126,900 3,094,253
Toyobo Co., Ltd. 721,100 6,557,337
Toyoda Gosei Co., Ltd. 308,800 9,117,881
Toyota Boshoku Corp. 315,500 4,445,448
TRE Holdings Corp. 104,100 1,062,225
Trusco Nakayama Corp. 153,932 2,124,724
Tsubakimoto Chain Co. 213,100 3,194,358
Tsubakimoto Kogyo Co., Ltd. 2,100 37,282
Tsukada Global Holdings, Inc. 49,900 197,428
Tsukishima Holdings Co., Ltd. 14,000 279,187
#Tsukuba Bank, Ltd. 1,113,600 4,121,681
Tsumura & Co. 216,800 5,051,127
Tsurumi Manufacturing Co.,
Ltd. 12,400 171,949
UACJ Corp. 262,568 4,596,050
UBE Corp. 700,100 10,572,647
UEX, Ltd. 500 2,259
#Ultrafabrics Holdings Co., Ltd. 4,800 20,369
Umios Corp. 613,000 5,185,103
#Unipres Corp. 285,700 2,386,531
UNISOL Holdings Co.rp. 68,300 944,925
#United Super Markets
Holdings, Inc. 204,845 1,069,291
Urbanet Corp. Co., Ltd. 1,400 4,914
Ushio, Inc. 74,500 1,502,313
#V Technology Co., Ltd. 33,200 1,023,299
Valor Holdings Co., Ltd. 158,800 3,739,332
#ValueCommerce Co., Ltd. 112,699 335,857
Vital KSK Holdings, Inc. 188,400 1,683,162
VT Holdings Co., Ltd. 360,300 1,103,628
Wakachiku Construction Co.,
Ltd. 100 2,301
Wakita & Co., Ltd. 169,800 1,966,670
Shares Value †
JAPAN — (Continued)
Warabeya Nichiyo Holdings
Co., Ltd. 88,000 $ 1,556,657
*Wavelock Holdings Co., Ltd. 4,200 28,222
Wood One Co., Ltd. 7,800 48,780
World Co., Ltd. 84,400 817,043
World Holdings Co., Ltd. 28,600 466,857
#Xebio Holdings Co., Ltd. 174,000 1,102,594
YAC Holdings Co., Ltd. 9,200 68,279
#YAKUODO Holdings Co., Ltd. 5,699 63,898
YAMABIKO Corp. 44,906 1,114,734
Yamada Holdings Co., Ltd. 1,234,200 4,113,606
Yamae Group Holdings Co.,
Ltd. 74,000 1,349,619
Yamaguchi Financial Group,
Inc. 392,100 6,723,287
#Yamatane Corp. 36,900 475,658
Yamaya Corp. 2,300 34,448
Yamazen Corp. 49,100 482,838
Yellow Hat, Ltd. 63,500 614,719
Yodoko, Ltd. 3,900 33,349
Yokogawa Bridge Holdings
Corp. 124,200 2,322,236
Yokorei Co., Ltd. 258,577 2,727,595
Yokowo Co., Ltd. 83,799 2,366,297
Yondenko Corp. 11,800 152,785
Yondoshi Holdings, Inc. 1,300 15,322
#Yorozu Corp. 103,326 560,461
Yotai Refractories Co., Ltd.,
Registered 300 3,195
Yuasa Co., Ltd. 8,200 312,396
Yurtec Corp. 129,300 2,055,367
Yushin Co 8,200 34,903
Zacros Corp. 128,200 1,119,976
Zenrin Co., Ltd. 15,000 81,459
Zeon Corp. 391,400 4,558,278
ZERIA Pharmaceutical Co.,
Ltd. 14,500 199,773
TOTAL JAPAN 1,092,382,645
NETHERLANDS — (2.7%)
Aalberts NV, Registered 302,548 11,456,280
Acomo NV 61,050 1,854,818
Aegon, Ltd. 363,943 2,998,705
Aegon, Ltd.- NYS 2,291,019 18,855,086
Allfunds Group PLC 508,495 5,201,385
AMG Critical Materials NV 4,270 179,219
APERAM SA 221,714 11,802,484
ASR Nederland NV, Class B 12,671 959,600
#Brunel International NV 50,396 428,007
Corbion NV 100,142 2,231,956
*Flow Traders, Ltd. 144,950 4,662,313
ForFarmers NV 236,089 1,683,818
Fugro NV 430,802 6,241,090
*Havas NV 157,997 3,002,477
Kendrion NV 32,507 694,007
Koninklijke BAM Groep NV 619,660 6,792,796
Koninklijke Vopak NV 180,741 9,040,442
#Randstad NV 267,448 7,887,156
SBM Offshore NV 269,506 11,520,269

Dimensional International Small Cap Value ETF
continued
Shares Value †
NETHERLANDS — (Continued)
ΩSignify NV 743,868 $ 16,858,495
Sligro Food Group NV 115,287 1,758,083
TKH Group NV 3,719 189,859
Van Lanschot Kempen NV 27,653 2,114,977
TOTAL NETHERLANDS 128,413,322
NEW ZEALAND — (0.1%)
#Air New Zealand, Ltd. 603,260 150,947
Colonial Motor Co., Ltd. (The) 1,876 8,593
*Fletcher Building, Ltd. 352,462 578,960
Genesis Energy, Ltd. 163,679 238,025
#Heartland Group Holdings,
Ltd. 414,085 275,486
*KMD Brands, Ltd. 1,126,456 41,119
*Oceania Healthcare, Ltd. 5,040 2,211
*Ryman Healthcare, Ltd. 1,519,041 1,895,995
Sanford, Ltd. 16,320 71,871
SKY Network Television, Ltd. 247,664 470,974
#*SKYCITY Entertainment
Group, Ltd. 834,809 312,099
*Steel & Tube Holdings, Ltd. 36,860 8,789
Summerset Group Holdings,
Ltd. 138,659 666,147
Tourism Holdings, Ltd. 4,305 5,247
TOTAL NEW ZEALAND 4,726,463
NORTHERN IRELAND — (0.0%)
*Morrow Bank AB 18,112 25,097
TOTAL NORTHERN IRELAND 25,097
NORWAY — (0.9%)
Akastor ASA 45,762 76,741
Aker Solutions ASA 311,267 1,410,683
*Archer, Ltd. 157,000 485,214
Austevoll Seafood ASA 122,336 1,228,278
#*BEWi ASA 27,869 41,582
*BLUENORD ASA 8,802 557,304
Bonheur ASA 9,984 287,094
*BW Energy, Ltd. 83,707 519,198
BW Offshore, Ltd. 385,058 2,177,246
*Cadeler A/S 109,862 755,828
*Cloudberry Clean Energy
ASA 62,483 88,258
DNO ASA 1,614,898 3,442,417
Ω*Elkem ASA 1,328,644 3,870,558
#Grieg Seafood ASA 83,331 324,990
Hoegh Autoliners ASA 37,728 537,372
ΩKlaveness Combination
Carriers ASA 74,395 820,516
*Kongsberg Automotive ASA 4,268,934 874,657
#*LINK Mobility Group Holding
ASA 648,870 1,725,651
MPC Container Ships ASA 2,388,973 5,629,210
Ω*Norske Skog ASA 124,832 625,328
*NRC Group ASA 340,385 315,043
Odfjell Drilling, Ltd. 173,816 1,857,256
Odfjell SE, Class A 46,188 573,961
Odfjell Technology, Ltd. 816 6,140
*Panoro Energy ASA 701,517 2,646,921
Pareto Bank ASA 41,080 295,870
Shares Value †
NORWAY — (Continued)
*Petronor E&P ASA 68,458 $ 107,000
Rogaland Sparebank 810 13,148
Ω*Scatec ASA 134,925 1,747,733
Sea1 offshore, Inc. 252,754 806,957
*SED Energy Holdings PLC,
Class A 85,019 79,146
Solstad Maritime ASA 34,633 106,848
Solstad Offshore ASA 78,125 551,761
SpareBank 1 Helgeland 555 9,903
Sparebanken More 4,810 59,462
Stolt-Nielsen, Ltd., Class R 56,165 1,823,343
TGS ASA 404,970 6,551,715
Wilh. Wilhelmsen Holding
ASA, Class A 12,395 922,037
TOTAL NORWAY 43,952,369
PORTUGAL — (0.4%)
Banco Comercial Portugues
SA, Class R 72,702 77,522
Corticeira Amorim SGPS SA 11,065 83,330
#EDP Renovaveis SA 353,075 5,872,986
Galp Energia SGPS SA 132 3,091
NOS SGPS SA 178,554 1,177,122
Semapa-Sociedade de
Investimento e Gestao 42,976 1,169,580
Sonae SGPS SA 3,527,833 8,061,443
*Teixeira Duarte SA 197,657 103,410
TOTAL PORTUGAL 16,548,484
SINGAPORE — (0.8%)
Banyan Tree Holdings, Ltd. 44,300 21,566
China Aviation Oil Singapore
Corp., Ltd. 278,400 463,435
City Developments, Ltd. 1,489,500 9,543,654
#*COSCO SHIPPING
International Singapore Co.,
Ltd. 5,389,700 507,843
CSE Global, Ltd. 127 137
Frasers Property, Ltd. 20,500 18,350
Genting Singapore, Ltd. 736,100 393,034
Geo Energy Resources, Ltd. 2,879,300 1,401,725
Golden Agri-Resources, Ltd. 22,701,400 5,614,967
GuocoLand, Ltd. 118,900 229,668
Ho Bee Land, Ltd. 28,400 47,722
Hong Fok Corp., Ltd. 513,000 400,797
Hutchison Port Holdings Trust,
Class U 8,337,400 1,750,854
Indofood Agri Resources, Ltd. 7,300 2,407
ISDN Holdings, Ltd. 60,300 28,882
Mewah International, Inc. 300 70
NETLINK NBN TRUST 568,000 450,457
Olam Group, Ltd. 3,472,700 2,781,323
QAF, Ltd. 10,200 8,329
Seatrium, Ltd. 532,100 981,850
Sing Holdings, Ltd. 56,200 33,317
Singapore Land Group, Ltd. 41,800 122,753
Tiong Woon Corp. Holding,
Ltd. 2,800 2,419
UOB-Kay Hian Holdings, Ltd. 182,977 584,756
UOL Group, Ltd. 1,451,200 12,112,800

Dimensional International Small Cap Value ETF
continued
Shares Value †
SINGAPORE — (Continued)
Wee Hur Holdings, Ltd. 1,460,900 $ 831,654
TOTAL SINGAPORE 38,334,769
SPAIN — (2.0%)
Acciona SA 17,175 4,984,393
Acerinox SA 678,779 11,091,629
Almirall SA 229,150 3,381,554
#Atresmedia Corp. de Medios
de Comunicacion SA 391,336 2,377,910
Bankinter SA 624,178 10,371,482
CIE Automotive SA 25,981 883,832
Corp ACCIONA Energias
Renovables SA 201,621 5,288,389
Ebro Foods SA 195,183 4,157,896
#*eDreams ODIGEO SA 41,500 169,655
Enagas SA 768,003 15,360,420
ΩGestamp Automocion SA 714,379 2,702,553
ΩGlobal Dominion Access SA 85,284 331,640
#Grifols SA 1,065,252 11,196,342
Laboratorio Reig Jofre SA 877 2,829
Mapfre SA 1,904,822 9,308,709
ΩNeinor Homes SA 6,890 134,489
*Obrascon Huarte Lain SA 853,129 441,736
ΩUnicaja Banco SA 3,736,525 12,106,187
TOTAL SPAIN 94,291,645
SWEDEN — (2.5%)
ΩAcadeMedia AB 464,833 4,973,948
AFRY AB 582,471 7,038,582
ΩAlimak Group AB 59,041 695,584
Alleima AB 784,166 6,945,860
Alligo AB, Class B 5,621 84,328
ΩAmbea AB, Class B 240,195 3,637,233
Arjo AB, Class B 1,402,921 3,675,656
ΩAttendo AB 104,005 1,196,093
Betsson AB, Class B 122,062 1,238,840
#*Better Collective A/S 76,820 1,180,709
*BHG Group AB 322,219 801,725
*BICO Group AB, Class B 4,490 10,434
Billerud Aktiebolag 515,322 3,509,040
*Bonava AB, Class B 4,242 3,966
Ω#*Boozt AB 14,715 188,154
ΩBravida Holding AB 36,797 379,428
*Bulten AB 6,434 32,094
Byggmax Group AB 270,086 1,393,942
*Cint Group AB 121,874 76,139
Cloetta AB, Class B 930,547 4,761,411
*Coffee Stain Group AB 13,102 30,638
Ω*Dometic Group AB 869,810 2,933,243
Duni AB 2,116 19,440
Ω*Dustin Group AB 1,235,217 222,961
Eastnine AB 58,360 278,809
#*Electrolux AB, Class B 260,689 1,433,636
#Elekta AB, Class B 603,505 3,473,518
*Eltel AB 30,477 32,085
*Embracer Group AB, Class B 127,175 867,362
*Enad Global 7 AB 48,548 87,526
*Enea AB 24,279 208,888
Fagerhult Group AB 255,540 613,170
#*Fasadgruppen Group AB 22,074 48,076
Shares Value †
SWEDEN — (Continued)
G5 Entertainment AB 460 $ 2,744
Granges AB 301,970 5,669,342
*Hexatronic Group AB 699,211 2,881,669
Humana AB 87,235 457,300
*Humble Group AB 146,254 115,240
Husqvarna AB, Class B 222,572 1,058,503
Instalco AB 74,920 309,984
*International Petroleum Corp. 290,940 8,119,490
*Intrum AB 109,392 421,161
Inwido AB 191,988 2,911,393
#*ITAB Shop Concept AB 13,139 18,831
JM AB 399,156 4,974,404
Kabe Group AB, Class B 28 537
*K-Fast Holding AB, Class B 2,394 2,686
KNOW IT AB 125,012 1,070,153
Lindab International AB 16,801 275,661
Loomis AB, Class B 55,150 2,550,089
MEKO AB 82,862 605,440
*Modern Times Group MTG
AB, Class B 404,065 5,498,523
New Wave Group AB, Class B 82,726 861,515
*Nobia AB 1,306,413 243,437
*Norion Bank AB 180,189 1,024,432
Peab AB, Class B 336,661 3,254,934
*Pricer AB, Class B 9,942 4,078
*Profilgruppen AB, Class B 2,959 30,511
Ratos AB, Class B 893,727 3,154,933
Rejlers AB, Class B 2,871 44,996
*Rottneros AB 87,347 21,620
*Sdiptech AB, Class B 67,586 1,652,412
*Sedana Medical AB 3,174 3,541
*Sensys Gatso Group AB 4,348 18,399
Ω#*Sinch AB 2,496,429 7,768,371
Storskogen Group AB, Class B 6,192,322 6,047,820
VBG Group AB, Class B 32,243 1,170,965
*Vestum AB 7,736 9,064
Vitrolife AB 125,187 1,416,691
TOTAL SWEDEN 115,743,387
SWITZERLAND — (6.7%)
#Adecco Group AG 766,636 17,566,802
Allreal Holding AG, Registered 61,011 16,656,030
ALSO Holding AG, Registered 2,878 590,283
*ams-OSRAM AG 416,068 6,613,037
#*Arbonia AG 216,874 1,145,310
Ascom Holding AG, Registered 23,798 160,368
Autoneum Holding AG 14,754 2,150,701
Banque Cantonale de Geneve,
Class BR 53,317 2,440,699
Banque Cantonale Vaudoise,
Registered 45,847 7,222,493
#Barry Callebaut AG,
Registered 2,605 3,893,926
Bell Food Group AG 9,307 2,223,065
Berner Kantonalbank AG,
Registered 15,038 7,826,182
Bucher Industries AG,
Registered 24,339 9,632,275
Cembra Money Bank AG 29,351 3,586,073

Dimensional International Small Cap Value ETF
continued
Shares Value †
SWITZERLAND — (Continued)
*Cicor Technologies, Ltd.,
Registered 31 $ 5,446
*Clariant AG, Registered 985,329 10,136,145
DKSH Holding AG 31,003 2,362,737
#*EFG International AG 347,507 7,465,146
Flughafen Zurich AG,
Registered 11,676 3,308,486
Forbo Holding AG, Registered 4,533 4,254,488
Glarner Kantonalbank 234 7,061
Helvetia Baloise Holding AG,
Registered 33,654 9,209,074
Implenia AG, Registered 104,693 8,233,002
Investis Holding SA 6,361 1,293,266
Julius Baer Group, Ltd.,
Registered 7,278 596,535
Jungfraubahn Holding AG,
Registered 14,664 5,118,946
#*Komax Holding AG, Class R 4,412 304,646
*Landis+Gyr Group AG 129,461 8,674,326
Liechtensteinische
Landesbank AG 27,395 3,366,357
Luzerner Kantonalbank AG,
Registered 61,720 8,128,841
ΩMedmix AG 80,688 858,416
#Meier Tobler Group AG 169 7,304
Mikron Holding AG, Registered 2,541 52,961
Mobimo Holding AG,
Registered 19,459 9,281,001
Ω*Montana Aerospace AG 135,982 3,564,518
Naturenergie Holding AG 164 7,025
OC Oerlikon Corp. AG
Pfaeffikon 1,141,872 4,986,245
Orell Fuessli AG, Registered 117 24,685
Phoenix Mecano AG,
Registered 1,775 962,343
#*Rieter Holding AG,
Registered 297,908 1,239,934
Schweiter Technologies AG,
Registered 2,777 981,830
*SIG Group AG 423,135 6,855,214
#Softwareone Holding AG 20,788 183,279
St. Galler Kantonalbank AG,
Registered 12,324 10,132,769
Sunrise Communications AG 83,831 5,001,668
Swatch Group AG (The), Class
BR 119,470 27,612,304
Swatch Group AG (The),
Registered 75,111 3,476,783
Swiss Prime Site AG,
Registered 222,995 38,579,661
Tecan Group AG, Class R 19,902 2,995,288
TX Group AG 8,658 1,372,792
Valiant Holding AG 81,618 18,952,533
Vaudoise Assurances Holding
SA 4,697 4,912,916
Vetropack Holding AG, Class
A 51,892 1,343,665
Vontobel Holding AG, Class R 137,220 11,615,580
VP Bank AG, Class A 9,970 1,096,375
Shares Value †
SWITZERLAND — (Continued)
#V-ZUG Holding AG 180 $ 9,161
Walliser Kantonalbank,
Registered 1,208 237,877
Zehnder Group AG,
Registered 13,068 1,097,842
Zug Estates Holding AG, Class
B 58 176,511
Zuger Kantonalbank, Class BR 168 2,491,912
TOTAL SWITZERLAND 314,282,138
UNITED KINGDOM — (11.8%)
Ashmore Group PLC 1,253,094 3,534,926
Ω#*Aston Martin Lagonda
Global Holdings PLC 29,897 16,429
ATALAYA MINING COPPER
SA 245,121 2,474,792
*Auction Technology Group
PLC 295,254 1,404,214
Aviva PLC 790,119 6,695,269
Balfour Beatty PLC 249,543 2,766,973
Barratt Redrow PLC,
Registered 2,090,149 7,120,344
Beazley PLC 1,132,310 19,632,943
Bellway PLC 654,631 16,963,546
*Berkeley Group Holdings PLC 363,196 15,822,459
Bloomsbury Publishing PLC 14,061 116,933
Bodycote PLC 568,539 5,261,103
Breedon Group PLC 1,916,048 7,977,458
#C&C Group PLC 1,202,181 1,921,085
*Canal+ SA 417,046 1,300,010
Card Factory PLC 1,333,933 1,214,446
Central Asia Metals PLC 641,678 1,281,752
Chesnara PLC 974,316 4,051,265
*Close Brothers Group PLC 378,712 2,267,373
ΩCMC Markets PLC 43,581 217,929
Conduit Holdings, Ltd., Class
WI 218,027 1,308,008
Costain Group PLC 218,509 554,052
#Crest Nicholson Holdings
PLC 1,278,330 1,146,453
Currys PLC 4,929,513 8,352,950
DCC PLC 49,239 3,706,708
DFS Furniture PLC 138,211 236,637
Drax Group PLC 1,256,948 15,091,848
Elementis PLC 3,071,375 6,176,806
EnQuest PLC 2,316,244 660,957
Essentra PLC 386,523 428,058
Everplay Group PLC 58,270 207,451
Firstgroup PLC 2,047,990 4,524,991
ΩForterra PLC 141,693 302,671
*Frasers Group PLC 363,547 3,238,192
Future PLC 126,898 575,586
GB Group PLC 919,247 2,654,364
Genuit Group PLC 355,022 1,238,853
*Georgia Capital PLC 162,108 8,634,952
Grafton Group PLC 947,320 11,271,244
Grainger PLC 2,607,404 5,679,515
Greencore Group PLC 2,037,911 6,967,312
Gulf Keystone Petroleum, Ltd. 945,963 2,555,406

Dimensional International Small Cap Value ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
Halfords Group PLC 903,094 $ 1,786,750
Harworth Group PLC 538,483 974,643
Hays PLC 43,582 19,780
Henry Boot PLC 78,012 173,320
Hilton Food Group PLC 83,143 608,388
Hiscox, Ltd. 818,092 17,208,479
Hunting PLC, Class U 490,237 3,384,069
ΩIbstock PLC 2,755,284 3,837,599
Investec PLC 854,783 7,305,937
Ithaca Energy PLC 685,648 2,517,421
ITV PLC 5,665,776 6,159,122
JD Sports Fashion PLC 1,657,948 1,516,196
Johnson Matthey PLC 601,264 16,977,750
Jupiter Fund Management
PLC 2,720,697 5,656,412
Keller Group PLC 244,031 7,414,574
Kier Group PLC 1,283,661 3,547,894
Kingfisher PLC 5,615,518 21,854,065
Lancashire Holdings, Ltd. 980,775 7,649,810
Lion Finance Group PLC 206,526 30,982,268
Man Group PLC 471,273 1,632,985
Marks & Spencer Group PLC 43,564 195,408
Marshalls PLC 162,952 290,068
*Marston's PLC 136,495 95,705
Mears Group PLC 50,029 268,527
*Mitchells & Butlers PLC 1,539,559 5,261,429
MJ Gleeson PLC 32,578 101,375
*Mobico Group PLC,
Registered 799,625 246,650
Mondi PLC 1,684,174 17,351,624
Mountview Estates PLC 1,862 222,655
MP Evans Group PLC 97,138 2,373,276
OSB Group PLC 1,908,453 13,692,564
Paragon Banking Group PLC,
Class A 736,778 7,493,727
Persimmon PLC 1,525,671 21,913,173
Pets at Home Group PLC 2,475,160 6,054,038
*Pinewood Technologies
Group PLC 7,115 24,219
Playtech PLC 415,201 2,059,305
Premier Foods PLC 4,189,323 11,254,337
PZ Cussons PLC 58,251 60,315
QinetiQ Group PLC 375,820 2,269,464
Rank Group PLC 588,421 761,992
Reach PLC 1,139,209 900,940
RHI Magnesita NV 29,515 1,060,811
RWS Holdings PLC 33,041 39,914
ΩSabre Insurance Group PLC 495,858 1,020,123
Schroders PLC 950,096 7,487,983
Senior PLC 1,650,335 6,402,471
Serco Group PLC 63,292 242,015
Serica Energy PLC 1,116,192 4,368,183
#*SIG PLC 1,111,838 120,865
ΩSpire Healthcare Group PLC 1,591,944 3,526,020
Tate & Lyle PLC 468,112 2,335,090
Taylor Wimpey PLC 12,578,552 13,301,214
TBC Bank Group PLC 289,542 19,081,948
TP ICAP Group PLC 5,033,576 21,627,578
Shares Value †
UNITED KINGDOM — (Continued)
Travis Perkins PLC 1,354,085 $ 9,604,745
*TT Electronics PLC 393,101 633,517
Vesuvius PLC 1,261,407 7,555,552
Victrex PLC 61,419 503,256
*Vistry Group PLC 2,312,316 10,268,300
Ω*Watches of Switzerland
Group PLC 59,955 417,124
Whitbread PLC 550,889 16,723,095
WPP PLC 219,147 795,685
#WPP PLC, Sponsored ADR 22,424 405,650
Young & Co's Brewery PLC,
Class A 105,073 1,096,533
Young & Co's Brewery PLC,
Class NV 17,464 152,352
Zigup PLC, Class B 1,116,285 6,090,179
TOTAL UNITED KINGDOM 556,512,719
UNITED STATES — (0.4%)
#Diversified Energy Co. 10,390 169,985
*Gran Tierra Energy, Inc. 2,458 22,772
International Paper Co. 214,737 6,696,671
Ovintiv, Inc. 159,734 9,807,487
TOTAL UNITED STATES 16,696,915
TOTAL COMMON STOCKS 4,571,941,311
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Draegerwerk AG & Co. KGaA
2.260% 33,024 3,482,613
Einhell Germany AG, Class P
1.970% 18 1,611
Jungheinrich AG 3.120% 66,852 2,010,704
Porsche Automobil Holding SE
6.170% 204,041 7,415,060
Sixt SE, Class A 4.660% 40,124 2,748,735
STO SE & Co. KGaA 0.300% 3,051 367,202
TOTAL GERMANY 16,025,925
TOTAL PREFERRED
STOCKS 16,025,925
RIGHT/WARRANT — (0.0%)
UNITED KINGDOM — (0.0%)
*Greencore Group CVR
01/16/29 400,777 10,892
TOTAL UNITED KINGDOM 10,892
TOTAL RIGHT/WARRANT 10,892
TOTAL INVESTMENT SECURITIES — (97.2%)
(Cost $3,595,018,390) 4,587,978,128
SECURITIES LENDING COLLATERAL — (2.8%)
@§The DFA Short Term
Investment Fund 11,325,002 131,030,273
TOTAL INVESTMENTS — ( 100.0% )
(Cost $3,726,048,663) $ 4,719,008,401

Dimensional International Small Cap Value ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $137,730,039 which represented 3.0% of the net assets of the Fund.
As of April 30, 2026 , Dimensional International Small Cap Value ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ............................. 21 06/18/26 $ 7,497,711 $ 7,605,937 $108,226
Total Futures Contracts ............................
$7,497,711 $7,605,937 $108,226
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ...................... $ 280,772,693 $ — $ 577,122 $ 281,349,815
Austria ....................... 59,329,376 — — 59,329,376
Belgium ...................... 75,160,145 — — 75,160,145
Canada ...................... 662,537,158 — 2,823 662,539,981
Denmark ..................... 118,312,386 — — 118,312,386
Finland ....................... 95,334,769 — — 95,334,769
France ....................... 261,717,797 — — 261,717,797
Germany ..................... 305,433,953 — — 305,433,953
Hong Kong .................... 76,965,778 — — 76,965,778
Ireland ....................... 8,294,775 — — 8,294,775
Israel ........................ 28,888,546 — — 28,888,546
Italy ......................... 176,704,037 — — 176,704,037
Japan ........................ 1,092,382,645 — — 1,092,382,645
Netherlands ................... 128,413,322 — — 128,413,322
New Zealand .................. 4,726,463 — — 4,726,463
Northern Ireland ................ 25,097 — — 25,097
Norway ....................... 43,952,369 — — 43,952,369
Portugal ...................... 16,548,484 — — 16,548,484
Singapore ..................... 38,334,769 — — 38,334,769
Spain ........................ 94,291,645 — — 94,291,645
Sweden ...................... 115,743,387 — — 115,743,387
Switzerland .................... 314,282,138 — — 314,282,138
United Kingdom ................ 556,512,719 — — 556,512,719
United States .................. 16,696,915 — — 16,696,915
Preferred Stocks
Germany ..................... 16,025,925 — — 16,025,925
Right/Warrant
United Kingdom ................ — 10,892 — 10,892
Securities Lending Collateral ........ — 131,030,273 — 131,030,273
Total Investments .................
$4,587,387,291 $131,041,165 $579,945> $4,719,008,401
Financial Instruments
Assets
Futures Contracts** ............... 108,226 — — 108,226
Total Other Financial Instruments ....
$108,226 $– $– $108,226

Dimensional International Small Cap Value ETF
continued
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

Dimensional International Small Cap ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value †
COMMON STOCKS — (96.0%)
AUSTRALIA — (5.9%)
*29Metals, Ltd. 2,093,283 $ 361,191
*4DMedical, Ltd. 600 1,730
Accent Group, Ltd. 42,394 18,745
Acrow, Ltd. 327,619 207,276
#Adairs, Ltd., Class B 393,592 367,864
AGL Energy, Ltd. 536,211 3,693,168
*AIC Mines, Ltd. 356,099 153,610
#*Alkane Resources, Ltd. 1,404,037 1,514,146
*Alkane Resources, Ltd. 529,097 579,204
#*AMA Group, Ltd. 374,449 158,834
Amotiv, Ltd. 248,188 1,147,333
AMP, Ltd. 5,606,317 5,884,755
*Amplitude Energy, Ltd. 372,238 469,673
Ansell, Ltd. 281,027 5,338,002
#*Appen, Ltd. 186,277 150,664
#*Arafura Rare Earths, Ltd. 54,517 14,110
ARB Corp., Ltd. 23,970 320,537
#ARN Media, Ltd. 69,265 13,944
#AUB Group, Ltd. 219,365 4,053,203
#*Aurelia Metals, Ltd. 2,882,761 601,041
Aurizon Holdings, Ltd. 1,408,713 4,223,344
*Aurum Resources, Ltd. 162,346 68,864
*Ausgold, Ltd. 530,603 345,236
#Aussie Broadband, Ltd. 625,271 2,391,541
*Austal, Ltd. 530,869 1,572,470
#*Australian Agricultural Co.,
Ltd. 243,340 228,308
#Australian Clinical Labs, Ltd. 524,936 713,290
#Australian Ethical Investment,
Ltd. 119,637 346,632
*Australian Vanadium, Ltd. 3,757 527
Autosports Group, Ltd. 14,765 25,689
*Baby Bunting Group, Ltd. 56,086 58,267
Bank of Queensland, Ltd. 1,439,830 6,945,949
#Bapcor, Ltd. 800,666 325,235
*BCI Minerals, Ltd. 617,048 168,578
#Beach Energy, Ltd. 2,699,466 2,280,413
#Beacon Lighting Group, Ltd. 1,220 1,355
Beacon Minerals, Ltd. 6,620 13,802
Bega Cheese, Ltd. 577,923 2,285,233
Bell Financial Group, Ltd. 832 798
*Bellevue Gold, Ltd. 2,657,473 2,837,221
Bendigo & Adelaide Bank, Ltd. 370,082 2,844,288
#*Betmakers Technology
Group, Ltd. 221,955 28,723
Bisalloy Steel Group, Ltd. 21,270 70,955
#*Black Cat Syndicate, Ltd. 827,328 657,261
#*Boss Energy, Ltd. 416,136 415,861
#Bravura Solutions, Ltd. 846,945 1,290,889
#Breville Group, Ltd. 260,742 5,612,555
*Brightstar Resources, Ltd. 235,051 65,061
Capral, Ltd. 10,900 95,606
#Capricorn Metals, Ltd. 708,812 5,773,761
*Catalyst Metals, Ltd. 199,973 743,292
Shares Value †
AUSTRALIA — (Continued)
#*Catapult Sports, Ltd. 294,661 $ 690,618
Cedar Woods Properties, Ltd. 131,016 698,918
*Chalice Mining, Ltd. 4,225 4,587
Challenger, Ltd. 507,452 3,115,664
#Champion Iron, Ltd. 404,222 1,357,171
*Chrysos Corp., Ltd. 21,468 115,912
Civmec Australia, Ltd. 14,356 16,411
Civmec Australia, Ltd.,
Registered 30,100 33,325
Cleanaway Waste
Management, Ltd. 1,535,269 2,450,390
#*ClearView Wealth, Ltd. 84,220 38,449
#Clinuvel Pharmaceuticals,
Ltd. 47,892 314,019
*Coast Entertainment
Holdings, Ltd. 699,168 223,686
#Cobram Estate Olives, Ltd. 51,565 145,325
Codan, Ltd. 191,592 5,741,203
Collins Foods, Ltd. 232,281 1,371,054
Ω#*Coronado Global
Resources, Inc. 295,612 58,446
#*<Corporate Travel
Management, Ltd. 184,526 399,321
*Cyprium Metals, Ltd. 49,785 13,064
Dalrymple Bay Infrastructure,
Ltd. 837,068 3,261,804
#Data#3, Ltd. 314,952 1,818,268
*Develop Global, Ltd. 664,820 2,518,909
Dicker Data, Ltd. 280,273 1,787,322
#Domino's Pizza Enterprises,
Ltd., Class B 100,079 1,185,044
Downer EDI, Ltd. 1,246,424 6,640,211
#Duratec, Ltd. 77,154 156,425
Dyno Nobel, Ltd. 3,987,101 9,373,523
#Eagers Automotive, Ltd. 136,884 2,361,901
#Elders, Ltd. 686,429 3,523,641
*Elevra Lithium, Ltd. 2,520 24,604
#*Elevra Lithium, Ltd., ADR 559 54,782
*Emeco Holdings, Ltd. 663,483 539,021
*Emerald Resources NL 1,155,989 4,803,739
#*EML Payments, Ltd. 582,446 175,874
#Endeavour Group, Ltd. 372,928 898,189
Energy One, Ltd. 7,312 76,226
*Energy World Corp., Ltd. 3,072 86
EQT Holdings, Ltd. 24,655 346,005
Eureka Group Holdings, Ltd. 141,864 59,156
#EVT, Ltd. 127,092 1,093,730
Fenix Resources, Ltd. 385,663 87,341
Fiducian Group, Ltd. 2,089 13,337
#Finbar Group, Ltd. 224 119
*Findi, Ltd. 4,093 2,442
FleetPartners Group, Ltd. 408,554 687,327
Fleetwood, Ltd. 187,985 225,703
#Flight Centre Travel Group,
Ltd. 404,717 2,964,992

Dimensional International Small Cap ETF
continued
Shares Value †
AUSTRALIA — (Continued)
G8 Education, Ltd. 23,814 $ 2,911
*Genesis Minerals, Ltd. 1,287,389 5,377,541
GenusPlus Group, Ltd. 58,685 393,647
GR Engineering Services, Ltd. 173,922 565,185
GrainCorp, Ltd., Class A 578,935 2,572,268
*Grange Resources, Ltd. 1,595,761 206,509
*Great Boulder Resources,
Ltd. 138,456 8,760
GWA Group, Ltd. 297,583 427,894
Hansen Technologies, Ltd. 333,892 1,205,057
Harvey Norman Holdings, Ltd. 160,417 518,992
#Healius, Ltd. 1,476,471 536,061
#Helia Group, Ltd. 752,242 2,898,813
Helloworld Travel, Ltd. 86,158 89,818
Horizon Oil, Ltd. 480,925 81,254
HUB24, Ltd., Registered 1,550 92,860
#IDP Education, Ltd. 13,944 32,982
*IGO, Ltd. 1,293,548 6,909,859
Iluka Resources, Ltd. 1,298,070 7,540,625
Imdex, Ltd. 1,095,531 3,158,398
#Inghams Group, Ltd. 866,985 1,174,954
#Integral Diagnostics, Ltd. 670,180 1,074,470
IPD Group, Ltd. Australia 13,459 54,381
#IPH, Ltd. 893,305 2,331,333
IRESS, Ltd. 490,290 2,365,230
IVE Group, Ltd. 208,354 387,971
*Judo Capital Holdings, Ltd. 2,930,831 3,002,641
#Jumbo Interactive, Ltd.,
Registered 6,569 34,949
Jupiter Mines, Ltd. 3,309,204 654,266
Karoon Energy, Ltd. 1,852,285 2,916,418
#*Kelly Partners Group
Holdings, Ltd. 5,219 16,209
Kelsian Group, Ltd. 157,264 434,168
Kingsgate Consolidated, Ltd. 220,233 973,768
#Kogan.com, Ltd. 84,065 223,018
#L1 Group, Ltd. 808,883 651,331
*Lake Resources NL 2,825,950 190,981
Lendlease Corp., Ltd. 1,072,558 2,583,232
#*Lifestyle Communities, Ltd. 279,108 943,122
Lindsay Australia, Ltd. 64,356 27,530
Lovisa Holdings, Ltd. 89,467 1,521,219
Lycopodium, Ltd. 8,455 77,321
#Maas Group Holdings, Ltd. 255,082 805,086
*Mach7 Technologies, Ltd. 824 151
Macmahon Holdings, Ltd. 3,898,698 2,046,163
#*Macquarie Technology
Group, Ltd. 8,521 428,831
Mader Group, Ltd. 10,758 58,163
Magellan Financial Group, Ltd. 597,136 4,378,963
*Maritana Minerals, Ltd. 95,829 52,017
Maxiparts, Ltd. 198 258
#*Mayne Pharma Group, Ltd. 101,860 207,979
#McMillan Shakespeare, Ltd. 124,750 1,414,393
#*Megaport, Ltd. 153,500 1,010,885
#*Mesoblast, Ltd. 1,375,987 2,097,240
Metcash, Ltd. 2,283,175 4,464,841
#*Metro Mining, Ltd. 213,984 197,689
Shares Value †
AUSTRALIA — (Continued)
*Michael Hill International, Ltd.,
Class B 996 $ 276
Monadelphous Group, Ltd. 206,515 4,151,324
#Monash IVF Group, Ltd. 260,568 136,754
#MotorCycle Holdings, Ltd. 10,505 18,277
#Myer Holdings, Ltd. 1,434,049 268,062
MyState, Ltd. 298,620 989,732
#*Nanosonics, Ltd. 182,472 455,222
Netwealth Group, Ltd. 54,529 923,636
#*Neuren Pharmaceuticals,
Ltd. 112,440 1,007,249
New Hope Corp., Ltd. 1,235,971 4,869,526
#NIB Holdings, Ltd. 649,854 3,106,957
#Nick Scali, Ltd. 228,339 2,444,402
*Nickel Industries, Ltd. 1,959,090 1,457,782
#Nine Entertainment Co.
Holdings, Ltd. 2,254,775 1,540,014
NRW Holdings, Ltd. 1,135,000 4,993,961
#*Nufarm, Ltd. 202,706 355,594
#*Nuix, Ltd. 281,192 304,255
#Objective Corp., Ltd. 24,173 198,470
*Omni Bridgeway, Ltd. 158,596 187,567
oOh!media, Ltd. 971,437 817,144
#*Ora Banda Mining, Ltd. 2,032,384 1,928,757
Orora, Ltd. 1,782,992 1,679,262
#*Paladin Energy, Ltd. 516,979 4,281,769
*Pantoro Gold, Ltd. 894,687 2,090,510
#*Paradigm
Biopharmaceuticals, Ltd. 54,522 6,664
#*Paragon Care, Ltd. 156,945 16,925
Peet, Ltd. 240,748 309,823
*PeopleIN, Ltd. 771 327
Perenti, Ltd. 2,065,213 2,746,847
Perpetual, Ltd. 210,798 2,511,232
Perseus Mining, Ltd. 834,136 3,256,376
*PEXA Group, Ltd. 196,881 1,776,419
*Pilbara Gold, Ltd. 52,216 27,592
#Pinnacle Investment
Management Group, Ltd. 5,337 56,865
#*PolyNovo, Ltd. 8,262 5,940
*<PPK Mining Equipment
Group 160 –
Praemium, Ltd. 523,917 256,135
#Premier Investments, Ltd. 59,621 526,804
Propel Funeral Partners, Ltd. 83,271 226,898
#PWR Holdings, Ltd. 123,357 767,146
*Pyc Therapeutics, Ltd. 57,259 51,869
*Qoria, Ltd. 15,504 3,288
#*QPM Energy, Ltd. 447,913 8,695
Ramelius Resources, Ltd. 1,225,484 2,960,362
#*ReadyTech Holdings, Ltd. 296 287
#Redox, Ltd. Australia 49,833 117,155
Regis Healthcare, Ltd. 340,482 1,622,951
Regis Resources, Ltd. 1,518,229 7,553,378
Reliance Worldwide Corp., Ltd. 1,275,525 2,980,370
*Resolute Mining, Ltd. 3,476,511 2,899,342
#*Retail Food Group, Ltd. 23,125 13,633
#Ricegrowers, Ltd. 4,915 44,877
Ridley Corp., Ltd. 415,447 833,331

Dimensional International Small Cap ETF
continued
Shares Value †
AUSTRALIA — (Continued)
*Sandfire Resources, Ltd. 149,699 $ 1,755,378
SEEK, Ltd. 218,123 2,170,378
*Select Harvests, Ltd. 250,066 684,979
Servcorp, Ltd. 61,293 285,551
Service Stream, Ltd. 1,153,058 1,616,529
Shape Australia Pty, Ltd. 7,219 30,777
Shaver Shop Group, Ltd. 42,039 41,860
Sigma Healthcare, Ltd. 223,502 448,315
#*Silex Systems, Ltd. 1,551 6,211
Sims, Ltd. 195,021 2,899,544
*SiteMinder, Ltd. 36,580 79,950
SKS Technologies Group, Ltd. 26,090 125,299
*Smart Parking, Ltd. 55,428 34,271
SmartGroup Corp., Ltd. 190,963 1,238,379
Southern Cross Electrical
Engineering, Ltd. 372,565 1,015,171
#Southern Cross Media
Group, Ltd. 221,432 90,743
SRG Global, Ltd. 999,514 2,069,566
*St. Barbara, Ltd. 3,157,603 1,396,145
#Stanmore Resources, Ltd. 654,950 1,097,140
Steadfast Group, Ltd. 630,541 1,922,105
*Strike Energy, Ltd. 332,491 26,295
Super Retail Group, Ltd. 227,604 1,935,809
*Superloop, Ltd. 1,137,167 2,747,017
Supply Network, Ltd. 18,495 421,248
#*Syrah Resources, Ltd. 3,271,327 270,470
Tabcorp Holdings, Ltd. 4,828,644 3,905,490
#*Telix Pharmaceuticals, Ltd. 62,350 672,397
*<Ten Sixty Four, Ltd. 1,136 90
#Treasury Wine Estates, Ltd.,
Class B 350,378 1,090,743
Tribune Resources, Ltd. 2,204 8,462
*Tuas, Ltd. 326,256 1,386,257
#*Tyro Payments, Ltd. 850,574 446,409
Vault Minerals, Ltd. 1,080,084 3,486,597
Ventia Services Group Pty,
Ltd. 1,517,871 5,783,738
ΩViva Energy Group, Ltd. 1,638,344 2,897,597
#*Vulcan Energy Resources,
Ltd. 545,538 1,517,867
Vulcan Steel, Ltd. 63,230 232,751
#*Vysarn, Ltd. 464,936 250,699
Wagners Holding Co., Ltd. 46,062 151,010
Washington H Soul Pattinson
& Co., Ltd. 79,786 2,418,957
#*WEB Travel Group, Ltd. 221,561 422,121
#Webjet Group, Ltd. 430,885 162,637
*West African Resources, Ltd. 1,828,406 3,877,863
Westgold Resources, Ltd. 920,144 3,539,219
Westgold Resources, Ltd. 206,334 807,994
Whitehaven Coal, Ltd. 1,576,563 9,532,464
*Wildcat Resources, Ltd. 99,022 41,647
*<Wiluna Mining Corp., Ltd. 736 20
Worley, Ltd. 378,776 3,218,828
XRF Scientific, Ltd. 46,941 61,253
TOTAL AUSTRALIA 340,478,196
Shares Value †
AUSTRIA — (1.3%)
*Addiko Bank AG, Class B 56 $ 1,806
Agrana Beteiligungs AG 16,273 228,114
ANDRITZ AG 97,426 8,262,833
*AT&S Austria Technologie &
Systemtechnik AG 47,214 5,195,046
ΩBAWAG Group AG 128,629 21,984,381
CA Immobilien Anlagen AG 45,368 1,447,552
DO & CO AG 12,465 2,529,614
*Eurotelesites AG 11,343 62,538
EVN AG 33,756 1,146,345
*FACC AG 6,409 98,787
*Kapsch TrafficCom AG 24 151
#*Lenzing AG 21,608 589,323
Mayr Melnhof Karton AG 7,127 668,825
Palfinger AG 16,456 675,629
Porr AG 36,637 1,676,101
Raiffeisen Bank International
AG, Class V 19,349 1,053,155
SBO AG 12,099 524,421
*Semperit AG Holding 2,141 37,421
Strabag SE, Class BR 33,751 3,559,280
Telekom Austria AG, Class A 83,201 944,756
UNIQA Insurance Group AG 176,662 3,377,898
Vienna Insurance Group AG
Wiener Versicherung Gruppe 50,411 3,784,610
voestalpine AG 206,608 10,639,653
Wienerberger AG 209,298 6,049,529
Zumtobel Group AG 10,748 45,389
TOTAL AUSTRIA 74,583,157
BELGIUM — (1.3%)
Ackermans & van Haaren NV 40,501 13,312,195
Ageas SA/NV, Class B 55,102 4,311,307
Azelis Group NV 92,256 1,220,730
Barco NV 70,400 786,599
Bekaert SA 65,090 3,203,038
*bpost SA 53,008 112,548
Cie d'Entreprises CFE 1,551 20,650
CMB. Tech NV 38,974 533,753
#Colruyt Group NV 45,174 1,740,233
Deceuninck NV 102,856 258,202
Deme Group NV 6,967 1,585,489
#D'ieteren Group 33,946 6,992,442
Econocom Group SA/NV 67,181 111,511
*Elia Group SA/NV, Class B 16,483 2,734,019
EVS Broadcast Equipment SA 16,344 718,961
Fagron 79,334 2,233,502
Ion Beam Applications 10,271 161,208
Jensen-Group NV 1,009 81,195
Kinepolis Group NV 18,160 651,858
Lotus Bakeries NV 419 5,042,863
Melexis NV 37,801 3,163,830
#*Ontex Group NV 41,985 143,319
*Onward Medical NV 27,896 87,044
*Orange Belgium SA 1,144 28,181
Proximus SADP 314,371 2,400,708
#Recticel SA 44,973 532,830
Sipef NV 4,237 504,973
Solvay SA, Class A 249,702 8,172,257

Dimensional International Small Cap ETF
continued
Shares Value †
BELGIUM — (Continued)
#Syensqo SA 52,787 $ 3,489,287
Tessenderlo Group SA 18,403 460,895
Umicore SA 503,894 10,154,959
Van de Velde NV 1,848 70,887
VGP NV 20,955 2,145,941
Viohalco SA 10,658 182,534
What's Cooking BV 4 671
TOTAL BELGIUM 77,350,619
BRAZIL — (0.0%)
Aura Minerals, Inc. 30,638 2,597,183
TOTAL BRAZIL 2,597,183
CANADA — (13.7%)
*5N Plus, Inc. 242,649 5,842,045
A&W Food Services of
Canada, Inc. 1,400 38,027
Acadian Timber Corp. 52 657
*ACT Energy Technologies,
Ltd. 24,200 120,724
ADENTRA, Inc. 24,920 624,510
ADF Group, Inc. 40,669 305,369
#*Advantage Energy, Ltd. 390,483 2,963,551
Aecon Group, Inc. 206,591 7,583,048
#Ag Growth International, Inc. 2,812 40,080
AGF Management, Ltd., Class
B 79,013 940,424
*Air Canada 303,320 4,156,137
*Akita Drilling, Ltd., Class A 7,200 22,746
Algoma Central Corp. 88 1,427
Algoma Steel Group, Inc. 85,200 397,884
Algoma Steel Group, Inc. 8,953 41,900
Algonquin Power & Utilities
Corp. 1,225,497 7,696,121
Algonquin Power & Utilities
Corp. 331,110 2,072,630
*Allied Gold Corp. 114,440 3,433,789
AltaGas, Ltd. 141,575 5,295,411
Altius Minerals Corp. 70,058 2,536,006
#Altus Group, Ltd. 94,281 3,128,154
*Americas Gold & Silver Corp. 368 2,105
Amerigo Resources, Ltd. 155,147 654,282
*Andean Precious Metals
Corp. 13,500 61,990
Andrew Peller, Ltd., Class A 23,572 97,156
ARC Resources, Ltd. 251,921 5,963,481
*Aritzia, Inc., Class B 183,628 19,342,257
Atco, Ltd., Class I 131,070 6,558,796
#*Athabasca Oil Corp. 1,245,336 10,942,781
*ATS Corp. 172,676 5,590,942
*ATS Corp. 6,036 195,868
#*Aurora Cannabis, Inc. 19,342 66,363
#*AutoCanada, Inc. 17,519 296,810
#*Avino Silver & Gold Mines,
Ltd. 282,984 1,822,417
*Avino Silver & Gold Mines,
Ltd. 2,425 15,625
#*Aya Gold & Silver, Inc. 33,948 585,629
B2Gold Corp. 344,494 1,554,032
B2Gold Corp. 1,753,218 7,889,481
Shares Value †
CANADA — (Continued)
Badger Infrastructure
Solutions, Ltd. 70,719 $ 3,413,591
*Bausch Health Cos., Inc. 330,915 1,892,834
#*Bausch Health Cos., Inc. 4,388 25,114
#Baytex Energy Corp. 1,269,918 6,428,429
Birchcliff Energy, Ltd. 657,798 3,107,517
Bird Construction, Inc. 129,393 4,761,807
Black Diamond Group, Ltd. 86,829 1,081,296
#*BlackBerry, Ltd. 792,459 4,279,279
#*BlackBerry, Ltd. 165,277 892,503
#Boralex, Inc., Class A 161,426 4,359,724
BOYD GROUP, Inc. 41,523 5,122,421
*Bragg Gaming Group, Inc. 14,894 30,384
*Bragg Gaming Group, Inc. 300 595
Brookfield Infrastructure Corp. 157,782 5,837,934
#Brookfield Infrastructure
Corp. 6,000 221,512
BRP, Inc. 4,400 245,716
BRP, Inc. 11,242 628,990
#*CAE, Inc. 114,583 2,988,536
*CAE, Inc. 227,562 5,941,644
*Calfrac Well Services, Ltd. 27,556 108,313
Calian Group, Ltd. 18,149 942,585
Canaccord Genuity Group, Inc. 138,252 1,203,649
*Canada Goose Holdings, Inc. 21,498 244,342
*Canada Goose Holdings, Inc. 64,997 739,666
Canada Packers, Inc. 24,832 335,691
Canadian Tire Corp., Ltd.,
Class A 101,063 14,026,751
Canadian Utilities, Ltd., Class
A 87,741 3,125,826
#*Canfor Corp. 131,008 1,164,644
Capital Power Corp. 352,199 16,816,849
*Capstone Copper Corp. 1,155,594 9,610,847
Cardinal Energy, Ltd. 360,792 3,289,566
Cascades, Inc. 137,519 1,087,139
CCL Industries, Inc., Class B 1,926 121,381
Centerra Gold, Inc. 532,591 9,250,203
CES Energy Solutions Corp. 389,466 5,533,960
#*Cineplex, Inc. 22,314 186,401
*Cipher Pharmaceuticals, Inc. 12,247 159,352
#Cogeco Communications,
Inc. 43,785 2,024,706
Cogeco, Inc. 4,011 186,037
Colliers International Group,
Inc. 140,592 14,703,111
#Colliers International Group,
Inc., Class B 8,900 928,514
Corby Spirit and Wine, Ltd. 9,400 101,521
*Cronos Group, Inc. 452,777 1,208,915
#*Cronos Group, Inc. 34,785 92,515
*D2L, Inc. 1,500 10,282
*D-BOX Technologies, Inc. 193,500 116,575
Definity Financial Corp. 173,161 8,810,079
*Descartes Systems Group,
Inc. (The) 36,797 2,653,432
Dexterra Group, Inc. 10,207 87,964
Doman Building Materials
Group, Ltd. 70,875 536,340

Dimensional International Small Cap ETF
continued
Shares Value †
CANADA — (Continued)
Dominion Lending Centres,
Inc., Class A 7,395 $ 52,701
DPM Metals, Inc. 517,928 17,355,592
DREAM Unlimited Corp.,
Class A 54,125 735,664
Dye & Durham, Ltd. 7,205 18,527
Dynacor Group, Inc. 62,411 266,408
E-L Financial Corp., Ltd. 62,136 778,355
Eldorado Gold Corp. 435,544 13,541,063
Eldorado Gold Corp., Class B 5,143 158,586
#*Electrovaya, Inc. 5,757 53,310
*Electrovaya, Inc. 423 3,913
Element Fleet Management
Corp. 277,061 6,601,343
Empire Co., Ltd., Class A 201,902 6,897,688
#*Endeavour Silver Corp. 77,540 715,694
Enerflex, Ltd. 142,511 3,816,418
Enerflex, Ltd. 47,085 1,262,820
Enghouse Systems, Ltd. 33,498 417,156
*Ensign Energy Services, Inc. 71,764 201,937
EQB, Inc. 84,115 7,618,615
#Equinox Gold Corp. 65,117 909,033
*ERO Copper Corp. 135,409 3,500,323
*ERO Copper Corp. 38,025 980,867
Evertz Technologies, Ltd. 48,556 570,785
Exchange Income Corp. 67,269 4,944,724
Exco Technologies, Ltd. 18,789 101,876
Extendicare, Inc. 160,194 3,528,481
Fiera Capital Corp., Class A 108,766 460,284
Finning International, Inc. 309,091 22,590,826
*Firan Technology Group
Corp. 23,574 345,530
First Majestic Silver Corp. 209,916 4,127,068
First Majestic Silver Corp. 453,737 8,943,156
FirstService Corp., Class WI 6,100 815,708
FirstService Corp., Class WI 40,443 5,411,678
*Foraco International SA 5,763 13,337
#*Fortuna Mining Corp. 690,192 6,660,353
*Fortuna Mining Corp. 106,988 1,029,713
*Galiano Gold, Inc. 58,200 135,120
*Galiano Gold, Inc. 35,642 82,689
Gamehost, Inc. 300 2,951
Gibson Energy, Inc. 393,719 8,605,643
#Gildan Activewear, Inc. 17,400 1,077,672
Gildan Activewear, Inc., Class
A 109,895 6,812,391
*Global Atomic Corp. 73,102 42,429
#*GoGold Resources, Inc. 1,073,151 2,065,723
*Greenfire Resources, Ltd. 22,500 151,091
*Haivision Systems, Inc. 39,404 191,360
Hammond Manufacturing Co.,
Ltd., Class A 2,811 26,786
Hammond Power Solutions,
Inc., Class A 10,672 2,267,300
Headwater Exploration, Inc. 381,559 3,762,047
High Liner Foods, Inc. 26,653 269,252
*HLS Therapeutics, Inc. 4,000 13,665
Hudbay Minerals, Inc. 883,836 20,425,450
Hudbay Minerals, Inc., Class A 33,042 762,751
Shares Value †
CANADA — (Continued)
#*i-80 Gold Corp. 74,117 $ 111,176
iA Financial Corp., Inc. 67,652 8,689,239
*IAMGOLD Corp. 364,022 6,141,051
*Imperial Metals Corp. 16,857 83,598
Information Services Corp.,
Class A 12,178 407,365
ΩJamieson Wellness, Inc. 75,442 1,873,995
*Journey Energy, Inc. 21,506 91,169
*K92 Mining, Inc. 474,864 8,708,108
K-Bro Linen, Inc. 18,134 505,077
*Kelt Exploration, Ltd. 295,520 2,182,041
#Keyera Corp. 244,369 9,422,148
*Kinaxis, Inc. 1,403 144,660
*Knight Therapeutics, Inc. 137,815 759,395
#*Kolibri Global Energy, Inc.,
Class R 16,084 92,290
Lassonde Industries, Inc.,
Class A 3,751 615,990
#Laurentian Bank of Canada 126,250 3,735,278
Leon's Furniture, Ltd. 44,482 857,874
#*Lightspeed Commerce, Inc. 298,430 2,760,478
*Lightspeed Commerce, Inc. 18,936 175,156
Linamar Corp. 89,904 6,003,508
Magellan Aerospace Corp. 5,884 108,334
Mainstreet Equity Corp. 7,282 971,522
*Major Drilling Group
International, Inc. 150,792 1,736,030
Maple Leaf Foods, Inc. 175,458 3,699,687
Martinrea International, Inc. 241,971 1,784,872
*Mattr Corp. 173,293 1,213,344
*MDA Space, Ltd. 363,963 11,107,944
Medical Facilities Corp. 29,685 374,470
Melcor Developments, Ltd. 585 7,968
#Meren Energy, Inc. 181,979 332,913
Methanex Corp. 139,043 9,112,878
#Methanex Corp. 661 43,163
#Morguard Corp. 4,340 384,226
MTY Food Group, Inc. 40,753 1,215,314
Mullen Group, Ltd. 227,200 3,431,953
Neo Performance Materials,
Inc. 97,571 1,813,641
*NFI Group, Inc. 143,877 2,300,172
North American Construction
Group, Ltd. 8,696 127,570
North American Construction
Group, Ltd. 9,900 145,180
North West Co., Inc. (The) 114,214 4,269,494
Northland Power, Inc. 768,289 13,185,828
#*Obsidian Energy, Ltd. 68,183 973,653
OceanaGold Corp. 453,811 14,023,430
#Open Text Corp. 49,994 1,130,935
#Open Text Corp. 373,530 8,464,190
OR Royalties, Inc. 223,534 8,250,640
*Orezone Gold Corp. 381,364 568,782
#*Organigram Global, Inc. 115,892 163,408
Orla Mining, Ltd. 95,073 1,245,456
Orla Mining, Ltd. 191,650 2,506,333
*Orvana Minerals Corp. 8,700 10,866

Dimensional International Small Cap ETF
continued
Shares Value †
CANADA — (Continued)
Paramount Resources, Ltd.,
Class A 136,359 $ 3,079,624
Parex Resources, Inc. 219,267 4,610,551
Pason Systems, Inc. 150,512 1,544,819
Pet Valu Holdings, Ltd. 74,909 1,170,608
Peyto Exploration &
Development Corp. 547,793 10,468,074
PHX Energy Services Corp. 22,154 200,364
Pine Cliff Energy, Ltd. 81,000 38,087
Pizza Pizza Royalty Corp. 55,325 634,097
Polaris Renewable Energy,
Inc. 47,764 449,882
Pollard Banknote, Ltd. 4,127 54,093
*Precision Drilling Corp. 19,360 1,806,869
*Precision Drilling Corp. 13,303 1,238,329
#Premium Brands Holdings
Corp. 95,467 5,979,400
*Profound Medical Corp. 908 6,077
Pulse Seismic, Inc. 276 807
#*Quarterhill, Inc. 129,990 140,390
Quebecor, Inc., Class B 294,325 12,364,634
*Real Matters, Inc. 46,087 194,696
Richelieu Hardware, Ltd. 82,929 2,420,057
#Rogers Sugar, Inc. 199,677 963,836
*Roots Corp. 120 343
Russel Metals, Inc. 154,214 5,990,224
*Sangoma Technologies Corp. 15,514 66,109
Saputo, Inc. 112,151 3,389,002
Savaria Corp. 85,105 1,868,296
Secure Waste Infrastructure
Corp. 334,947 5,696,880
Sienna Senior Living, Inc. 203,173 3,492,946
*Source Energy Services, Ltd. 9,100 119,207
South Bow Corp. 259,297 8,878,329
*Spartan Delta Corp. 19,506 199,918
ΩSpin Master Corp. 17,201 260,840
#Sprott, Inc. 6,169 804,087
Sprott, Inc. 37,728 4,919,731
*SSR Mining, Inc. 578,716 16,633,142
Stantec, Inc. 32,925 3,001,011
#Stantec, Inc. 8,867 809,557
Stella-Jones, Inc. 95,460 5,895,502
StorageVault Canada, Inc.,
Class B 355,329 1,148,665
Strathcona Resources, Ltd. 52,279 1,639,312
*SunOpta, Inc. 14,537 94,200
Superior Plus Corp. 484,059 2,667,286
Supremex, Inc. 271 713
Surge Energy, Inc. 153,893 1,131,782
Taiga Building Products, Ltd. 188 511
*Talon Metals Corp. 6,917 37,505
Tamarack Valley Energy, Ltd. 1,175,376 11,001,609
#*Taseko Mines, Ltd. 115,877 829,213
*Taseko Mines, Ltd. 153,606 1,099,819
*Telesat Corp. 11,730 575,167
TELUS Corp. 2,206 27,569
*TerrAscend Corp. 60,700 46,380
TerraVest Industries, Inc. 13,160 1,339,688
#TFI International, Inc. 28,595 4,094,232
Shares Value †
CANADA — (Continued)
#*Tidewater Midstream and
Infrastructure, Ltd. 68 $ 707
#*Tilray Brands, Inc. 3,798 23,700
TMX Group, Ltd. 131,072 5,334,941
Torex Gold Resources, Inc. 151,230 6,215,419
Toromont Industries, Ltd. 49,617 7,699,730
Total Energy Services, Inc. 77,147 1,333,111
TransAlta Corp. 535,975 6,688,968
TransAlta Corp., Class A 7,392 91,945
#*Transat AT, Inc., Class B 58,900 110,781
Transcontinental, Inc., Class A 155,564 606,895
*<Trevali Mining Corp. 404 –
#Trican Well Service, Ltd. 412,904 2,187,229
Triple Flag Precious Metals
Corp. 49,575 1,579,290
Triple Flag Precious Metals
Corp. 94,502 3,015,559
*Trisura Group, Ltd. 81,977 2,650,054
*Valeura Energy, Inc. 113,100 1,115,129
Vecima Networks, Inc. 1,891 17,644
Vermilion Energy, Inc. 6,908 93,081
Vermilion Energy, Inc. 356,890 4,807,308
VersaBank 1,000 17,831
VersaBank 7,772 139,196
#*<Victoria Gold Corp. 14,800 979
*Viemed Healthcare, Inc. 5,448 54,262
*Vitalhub Corp. 13,234 77,979
Wajax Corp. 24,803 616,294
Wall Financial Corp. 10 117
#*Well Health Technologies
Corp. 538,169 1,708,096
*Wesdome Gold Mines, Ltd. 372,825 6,612,296
West Fraser Timber Co., Ltd. 28,314 1,788,997
#West Fraser Timber Co., Ltd. 37,843 2,395,840
Westshore Terminals
Investment Corp. 57,571 1,502,827
Whitecap Resources, Inc. 937,868 11,045,496
Whitecap Resources, Inc. 622,354 7,362,448
Winpak, Ltd. 42,677 1,259,208
*Xtract One Technologies, Inc. 4,734 1,600
*Yangarra Resources, Ltd. 80,400 85,061
Yellow Pages, Ltd. 636 6,280
TOTAL CANADA 793,105,648
DENMARK — (2.3%)
#AL Sydbank 105,773 9,007,999
#ALK-Abello A/S 184,396 6,900,991
Alm Brand A/S 1,334,548 3,113,198
#Ambu A/S, Class B 600,285 5,941,503
#*Bang & Olufsen A/S 162,170 220,975
*Bavarian Nordic A/S 151,781 4,460,433
#*Bioporto A/S 21,781 3,864
cBrain A/S 1,901 19,338
#Chemometec A/S 19,633 986,258
Columbus A/S 50,812 80,564
D/S Norden A/S 57,301 2,702,190
#*Demant A/S 246,216 7,807,669
*DFDS A/S 55,932 1,198,524
Djurslands Bank A/S 191 27,825

Dimensional International Small Cap ETF
continued
Shares Value †
DENMARK — (Continued)
FLSmidth & Co. A/S 76,275 $ 5,651,685
Foroya Banki P/F 2,059 73,373
#*GN Store Nord A/S 381,570 5,734,841
#GronlandsBANKEN A/S 4 614
H Lundbeck A/S, Class A 396,672 2,670,177
H Lundbeck A/S, Class A 56,329 313,032
#*H+H International A/S, Class
B 20,685 342,905
Harboes Bryggeri A/S, Class B 744 13,058
ISS A/S 253,486 9,295,667
Jeudan A/S 1,399 45,681
Jyske Bank A/S, Registered 70,957 9,869,217
#Matas A/S 42,246 669,824
MT Hoejgaard Holding A/S 4,043 216,427
Ω#*Netcompany Group A/S 82,751 4,692,181
*NKT A/S 87,706 12,921,631
Ω#*NNIT A/S 3,576 24,813
#*NTG Nordic Transport
Group A/S 14,301 418,023
Pandora A/S 1,520 115,442
Per Aarsleff Holding A/S 38,076 4,429,180
Ringkjoebing Landbobank A/S 39,625 9,896,764
#ROCKWOOL A/S, Class A 31,270 958,212
ROCKWOOL A/S, Class B 147,360 4,281,932
Royal Unibrew A/S 80,542 5,383,712
*RTX A/S 98 1,462
ΩScandinavian Tobacco
Group A/S, Class A 150,779 1,595,345
Schouw & Co. A/S 22,036 2,272,751
SJF Bank A/S 21,327 1,044,571
#*Solar A/S, Class B 8,984 291,940
SP Group A/S 12,300 718,293
TCM Group A/S 789 8,076
Tivoli A/S 291 29,693
TORM PLC, Class A 124,991 4,006,713
*Trifork Group AG 758 10,590
UIE PLC 4,126 248,398
TOTAL DENMARK 130,717,554
FINLAND — (2.2%)
*Afarak Group SE 8,843 2,853
Aktia Bank OYJ 37,780 482,177
Alandsbanken Abp, Class B 195 10,980
Alma Media OYJ 1,532 22,464
Anora Group OYJ 43,051 175,996
Aspo OYJ 646 4,623
Atria OYJ, Class A 1,987 34,543
Bittium OYJ 9,918 368,807
Digia OYJ 56 374
Elisa OYJ 200,713 9,733,337
#*Endomines Finland OYJ 5,613 62,683
Ω#Enento Group OYJ 14,701 278,679
eQ OYJ 732 8,466
#Evli OYJ, Class B 16 432
#*Finnair OYJ 16,057 60,387
Fiskars OYJ Abp 19,631 316,406
F-Secure OYJ 33,752 69,842
Gofore OYJ 2,592 35,392
Harvia OYJ 44,633 1,858,661
Shares Value †
FINLAND — (Continued)
Hiab OYJ, Class B 59,339 $ 3,525,620
HKFoods OYJ, Class A 1,545 2,892
Huhtamaki OYJ 181,625 5,807,875
Kalmar OYJ, Class B 57,627 3,083,877
#Kemira OYJ 174,716 3,617,372
*Kempower OYJ 7,271 122,309
Kesko OYJ, Class A 1,738 41,489
Kesko OYJ, Class B 477,796 11,747,612
Konecranes OYJ 295,438 9,682,969
Lassila & Tikanoja OYJ 18,628 159,079
*Lindex Group OYJ 75,598 191,992
Lumo Kodit Oyj 209,227 1,991,691
Luotea PLC 17,499 50,292
Mandatum OYJ 952,368 7,607,951
Marimekko OYJ 32,995 383,951
*Metsa Board OYJ 28 138
#*Metsa Board OYJ 86,189 287,741
Metso OYJ 613,610 10,566,576
NoHo Partners OYJ 4,573 37,658
#Nokian Renkaat OYJ 206,027 2,530,385
Olvi OYJ, Class A 14,492 526,994
Oma Saastopankki OYJ 1,057 14,780
Oriola OYJ, Class B 257,536 278,538
Orion OYJ, Class A 6,126 489,373
Orion OYJ, Class B 186,672 15,043,598
Outokumpu OYJ 772,215 5,176,906
Pihlajalinna OYJ 2,534 33,292
Ponsse OYJ 172 4,499
Puuilo OYJ 142,108 2,167,094
Raisio OYJ, Class V 148,645 444,638
*Revenio Group OYJ 12,266 200,002
Sampo OYJ, Class A 135,600 1,403,661
Sanoma OYJ 105,246 1,144,462
Scanfil OYJ 16,111 239,261
Siili Solutions OYJ 20 67
*SRV Group OYJ 36 224
Stora Enso OYJ, Class R 923,085 10,243,506
*Suominen OYJ 124 161
Taaleri PLC 30,672 275,245
Ω#Terveystalo OYJ 139,349 1,275,012
#Tieto Oyj 263,113 5,864,240
Tokmanni Group Corp. 23,077 206,006
Vaisala OYJ, Class A 16,768 979,549
Valmet OYJ 229,759 5,988,698
*YIT OYJ 206,957 612,996
TOTAL FINLAND 127,579,373
FRANCE — (5.4%)
*74Software SA 277 11,600
#ABC arbitrage 27,130 170,581
Accor SA 59,936 2,962,068
#Aeroports de Paris SA 6,953 840,089
#*Air France-KLM 13,888 147,567
*Alstom SA 588,528 11,791,547
Alten SA 45,270 3,000,370
Ω*Aramis Group SAS 1,981 9,144
Arkema SA 87,737 6,381,022
Assystem SA 1,623 87,387
Aubay 5,058 295,477

Dimensional International Small Cap ETF
continued
Shares Value †
FRANCE — (Continued)
ΩAyvens SA 497,043 $ 6,693,475
*Bastide le Confort Medical 4,045 118,862
#Beneteau SACA 70,140 561,956
#BioMerieux 14,045 1,181,290
Bonduelle SCA 31,277 317,363
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 4 401
Carrefour SA 933,982 18,570,518
CBo Territoria 132 612
*Cegedim SA 3,344 47,072
Cie des Alpes 37,334 970,050
*Claranova SE, Registered 25,235 23,386
*Clariane SE 327,085 1,549,326
Coface SA 226,300 4,181,007
Derichebourg SA 160,050 1,700,043
#Edenred SE 264,211 6,595,357
Eiffage SA, Class P 30,903 4,966,346
Electricite de Strasbourg SA,
Class B 1,649 444,902
Ω#Elior Group SA 299,831 928,531
Elis SA 294,781 9,080,505
*Emeis SA 108,548 1,824,668
Equasens 2,568 112,964
#Eramet SA 13,781 945,698
Etablissements Maurel et
Prom SA 156,547 1,829,026
*Euroapi SA 28,011 45,016
Eurofins Scientific SE 77,787 5,385,450
#*Eutelsat Communications
SACA 142,411 454,222
#*Exail Technologies SA 242 35,087
Exel Industries SA, Class A 4 145
Exosens SAS 18,194 1,384,057
FDJ UNITED 153,264 4,153,057
*FIGEAC-AERO 7,514 87,526
Fnac Darty SA 15,014 621,709
*Forvia SE 333,743 3,902,438
Gaztransport Et Technigaz SA 70,758 17,181,525
#Getlink SE 159,775 3,574,171
GL Events SACA 19,407 761,501
Groupe Crit SA 12 783
Haulotte Group SA 146 343
*ID Logistics Group SACA 8,734 3,698,590
Imerys SA 111,338 2,904,651
#Infotel SA 5,656 229,895
Interparfums SA 26,077 722,526
Ipsen SA 38,606 7,562,878
IPSOS SA 67,351 2,845,795
Jacquet Metals SACA 19,928 518,958
JCDecaux SE 119,509 2,649,587
Kaufman & Broad SA 20,425 662,480
#*La Francaise De L'energie
SACA 1,084 48,320
*Latecoere SACA 428,412 7,538
Laurent-Perrier 98 9,680
Lectra 15,051 284,254
Linedata Services 4 203
LISI SA 8,818 643,393
Shares Value †
FRANCE — (Continued)
LNA Sante SA 2,077 $ 70,169
*Lumibird 1,858 46,860
Maison Pommery & Associes
SA 12 137
Ω*Maisons du Monde SA 13,831 8,761
Manitou BF SA 26,331 628,561
Mersen SA 48,204 1,804,936
Metropole Television SA 51,632 786,157
Neurones 2,544 107,283
Nexans SA 68,008 12,612,689
#*Nexity SA 101,927 1,006,739
North Atlantic Energies 3,615 265,248
NRJ Group 1,748 14,640
Oeneo SA 230 2,450
Opmobility 102,425 1,722,943
*OSE Immuno 6,434 28,861
#*OVH Groupe SA 31,724 387,395
*Pierre Et Vacances SA 182,885 398,602
#Pluxee NV 82,527 1,168,474
Quadient SA 38,331 522,483
#Remy Cointreau SA 54,502 2,556,060
Renault SA 287,170 10,028,447
Rexel SA 422,286 17,714,137
Robertet SA, Class A 861 807,996
Rubis SCA 162,522 6,695,491
Savencia SA 969 75,476
SCOR SE 345,500 12,855,739
SEB SA 21,584 1,319,124
#Seche Environnement SACA 4,112 401,321
SES SA, Class A 716,852 5,911,540
Ω*SMCP SA 71,180 431,682
Societe BIC SA 36,735 2,520,877
Societe des Bains de Mer et
du Cercle des Etrangers a
Monaco 19 2,942
Societe LDC SADIR 6,951 909,970
#Sodexo SA 112,919 5,738,142
*SOITEC 7,271 1,082,786
#*Solutions 30 SE 1,135 780
Sopra Steria Group 26,563 4,128,657
SPIE SA 248,947 14,396,921
Stef SA 3,690 502,977
Sword Group 5,682 207,956
Synergie SE 515 17,036
Technip Energies NV 244,280 11,548,053
#Teleperformance SE 60,846 4,106,934
Television Francaise 1 SA 89,415 709,044
Thermador Groupe 5,686 461,561
Trigano SA 18,700 3,428,597
#*Ubisoft Entertainment SA 86,863 503,563
Valeo SE 539,964 6,755,251
#Vallourec SACA 351,889 10,587,876
Vetoquinol SA 5,112 461,740
Vicat SACA 37,993 2,674,057
VIEL & Cie SA 16,163 353,793
Virbac SACA 5,123 2,232,539
*Viridien 28,754 4,880,705
Vivendi SE 1,424,858 3,317,782

Dimensional International Small Cap ETF
continued
Shares Value †
FRANCE — (Continued)
#*Voltalia SA, Registered 45,072 $ 373,274
#Vusion 2,086 296,084
#Wavestone 9,578 514,584
Ω*X-Fab Silicon Foundries SE 39,449 291,073
TOTAL FRANCE 312,101,943
GERMANY — (6.4%)
1&1 AG 32,914 870,649
*7C Solarparken AG 53,130 117,169
Adesso SE 3,136 214,467
Adtran Networks SE 6,532 176,234
AIXTRON SE 149,185 8,221,555
All for One Group SE 2,054 86,981
Allgeier SE 249 4,732
Alzchem Group AG 15,839 3,082,407
Atoss Software SE 17,762 1,650,186
ΩAumann AG 2,908 43,323
*Aumovio SE 43,053 1,861,044
#Aurubis AG 41,724 8,971,482
#*Auto1 Group SE 1,393 29,625
*Basler AG 3,028 65,143
#Bechtle AG 139,061 4,737,157
ΩBefesa SA 80,270 3,079,051
Bijou Brigitte AG 5,099 296,676
Bilfinger SE 56,497 6,501,450
#Borussia Dortmund GmbH &
Co. KGaA 106,920 400,724
Brenntag SE 221,930 16,161,569
CANCOM SE 51,576 1,497,403
Carl Zeiss Meditec AG, Class
BR 4,816 149,596
*CECONOMY AG 162,262 833,694
*CENIT AG 763 5,943
Cewe Stiftung & Co. KGAA 8,088 894,682
CTS Eventim AG & Co. KGaA 67,053 4,416,556
Ω#*Delivery Hero SE, Class A 44,692 1,074,206
#Dermapharm Holding SE 3,644 198,127
Deutsche Wohnen SE 36,825 854,446
Deutz AG 182,481 2,125,606
Draegerwerk AG & Co. KGaA 3,166 259,971
Duerr AG 105,408 2,608,986
ΩDWS Group GmbH & Co.
KGaA 64,009 4,430,052
Eckert & Ziegler SE 99,305 1,777,630
*EDAG Engineering Group AG 90 390
Elmos Semiconductor SE 18,359 3,954,008
ElringKlinger AG 85,113 550,128
#Energiekontor AG 15,770 751,058
Evonik Industries AG 506,025 10,494,700
#*Evotec SE 232,218 1,427,391
Fabasoft AG 2,056 27,856
Fielmann Group AG 25,981 1,295,271
flatexDEGIRO SE 178,392 6,378,318
FORTEC Elektronik AG 12 152
*Fraport AG Frankfurt Airport
Services Worldwide 66,239 5,419,682
Freenet AG 243,729 7,759,484
Fresenius Medical Care AG 172,139 7,796,414
Friedrich Vorwerk Group SE 22,522 1,927,295
Shares Value †
GERMANY — (Continued)
FUCHS SE 14,745 $ 564,734
GEA Group AG 221,127 15,135,558
Gesco SE 2,211 38,515
#GFT Technologies SE 21,177 462,054
*Grand City Properties SA 80,644 905,315
Hawesko Holding SE 104 2,477
#*Heidelberger
Druckmaschinen AG 515,814 888,855
#*HelloFresh SE 75,571 409,733
#Hensoldt AG 121,358 10,978,708
*HomeToGo SE, Class A 5,553 8,370
#Hornbach Holding AG & Co.
KGaA 23,619 2,241,433
#HUGO BOSS AG 111,634 4,723,440
Indus Holding AG 31,716 1,112,411
Init Innovation in Traffic
Systems SE 3,962 236,099
ΩInstone Real Estate Group
SE 53,646 555,037
#*IONOS Group SE 9,869 302,155
IVU Traffic Technologies AG 5,043 112,398
Jenoptik AG 111,675 4,372,785
ΩJOST Werke SE 19,859 1,206,710
K+S AG, Registered 354,778 6,642,099
KION Group AG 130,667 6,790,245
#*Kloeckner & Co. SE 135,057 1,885,297
*Koenig & Bauer AG 11,112 121,485
#Kontron AG 107,240 2,682,006
Krones AG 16,059 2,324,607
KWS Saat SE & Co. KGaA 15,864 1,429,189
LANXESS AG 111,877 2,383,266
LEG Immobilien SE,
Registered 141,434 9,896,465
*LPKF Laser & Electronics SE 9,112 176,900
#*Medios AG 1,539 24,733
MLP SE 84,541 792,373
#Mutares SE & Co. KGaA 31,364 910,577
#Nagarro SE 12,305 627,894
Nemetschek SE 30,717 2,226,810
*Nordex SE 219,444 12,489,939
Norma Group SE 56,110 967,550
*Pentixapharm Holding AG 16,864 39,960
Pfeiffer Vacuum Technology
AG 873 171,429
PNE AG 961 10,653
ProCredit Holding AG 31,617 303,382
ProSiebenSat.1 Media SE 102,969 488,948
*PSI Software SE, Registered 1,339 70,996
Puma SE 136,167 4,149,797
*PVA TePla AG 28,727 1,232,004
*Q Beyond AG Konv Namens
Aktien 4,371 18,766
#QIAGEN NV 71,162 2,423,739
QIAGEN NV 331,667 11,469,045
Rational AG 7,944 5,810,206
RENK Group AG 210,623 13,334,416
#RTL Group SA 71,613 2,751,180
SAF-Holland SE 1,262 25,936
Salzgitter AG 44,969 2,534,148

Dimensional International Small Cap ETF
continued
Shares Value †
GERMANY — (Continued)
Schaeffler AG 371,289 $ 3,519,162
Schloss Wachenheim AG 12 197
Schott Pharma AG & Co.
KGaA 18,424 322,887
ΩScout24 SE 39,823 3,316,715
Secunet Security Networks AG 1,102 236,305
*SFC Energy AG, Class BR 4,112 89,333
#*SGL Carbon SE, Registered 61,860 316,745
#Siltronic AG 26,609 2,487,727
Sixt SE 36,332 2,895,973
*SMA Solar Technology AG 24,964 1,594,512
#Stabilus SE 77,402 1,563,512
#STRATEC SE 13,580 280,368
Stroeer SE & Co. KGaA 51,123 2,228,475
#Suedzucker AG 144,900 2,104,286
#SUSS MicroTec SE 39,304 3,513,238
Symrise AG, Class A 116,977 10,324,406
TAG Immobilien AG 409,469 7,123,247
Takkt AG 23,803 76,227
Ω*TeamViewer SE 28,015 155,968
Technotrans SE 6,341 243,976
thyssenkrupp AG 1,284,049 15,190,543
*Tkms AG& Co. KGaA 54,517 5,557,347
TUI AG 1,045,546 7,790,574
United Internet AG 170,373 5,340,145
*Verbio SE 17,104 757,208
Vossloh AG 15,469 1,377,272
Wacker Chemie AG 47,847 5,256,278
Wacker Neuson SE 50,193 1,129,295
Washtec AG 6,069 310,398
*Westwing Group SE 17,997 279,725
Wuestenrot &
Wuerttembergische AG 42,895 746,718
Ω#*Zalando SE 669,237 16,509,542
Zeal Network SE 3,233 185,831
TOTAL GERMANY 369,767,631
HONG KONG — (1.7%)
*<Aidigong Maternal & Child
Health, Ltd. 3,933 125
Analogue Holdings, Ltd. 2,000 263
ASMPT, Ltd. 499,700 10,403,839
Bank of East Asia, Ltd. (The) 1,235,611 2,157,735
*Bitfire Group Holdings, Ltd. 404,000 134,086
#*Bright Smart Securities &
Commodities Group, Ltd. 2,432,000 3,834,077
Cafe de Coral Holdings, Ltd. 224,000 114,663
*Central New Energy Holding
Group, Ltd. 134,000 143,344
*Chia Tai Enterprises
International, Ltd. 11,500 12,155
Chow Sang Sang Holdings
International, Ltd. 826,000 1,225,227
CITIC Telecom International
Holdings, Ltd. 2,815,000 998,972
*CK Life Sciences Int'l
Holdings, Inc. 1,922,000 176,651
C-Mer Medical Holdings, Ltd. 516,000 81,019
#*Cowell e Holdings, Inc. 531,000 2,141,963
Shares Value †
HONG KONG — (Continued)
ΩCrystal International Group,
Ltd. 890,000 $ 747,560
CTF Services, Ltd. 876,200 909,335
Dah Sing Banking Group, Ltd. 788,000 1,262,410
Dah Sing Financial Holdings,
Ltd. 299,200 1,574,345
*Deep Source Holdings, Ltd. 8,760,000 894,591
Dream International, Ltd. 224,500 216,082
Emperor Watch & Jewellery,
Ltd. 5,040,000 193,011
Fairwood Holdings, Ltd. 500 253
*Far East Consortium
International, Ltd. 1,400,900 135,910
First Pacific Co., Ltd. 2,620,000 1,839,477
*First Shanghai Investments,
Ltd. 840,000 23,912
Ω#*FIT Hon Teng, Ltd. 2,164,000 2,124,290
Ω*Frontage Holdings Corp. 162,000 20,266
FSE Lifestyle Services, Ltd. 54,000 38,602
Giordano International, Ltd. 1,468,000 279,217
*GR Life Style Co., Ltd. 126,000 39,406
Great Eagle Holdings, Ltd. 311,031 705,143
Guoco Group, Ltd. 2,000 17,616
#Guotai Junan International
Holdings, Ltd. 3,588,000 1,108,404
Hang Lung Group, Ltd. 1,046,000 2,159,096
Hang Lung Properties, Ltd. 5,718,575 6,715,927
*Hao Tian International
Construction Investment
Group, Ltd. 10,072,000 27,000
*HKR International, Ltd. 800 121
Hong Kong Technology
Venture Co., Ltd. 697,678 96,185
*Hongkong & Shanghai Hotels,
Ltd. (The) 331,000 248,871
Ω*Honma Golf, Ltd. 500 188
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 2,274,000 336,728
Hysan Development Co., Ltd. 797,000 1,994,090
IGG, Inc. 1,016,000 402,055
Ω#Impro Precision Industries,
Ltd. 369,000 488,467
*ITC Properties Group, Ltd. 103,000 12,491
Jacobson Pharma Corp., Ltd. 634,000 91,453
JBM Healthcare, Ltd. 239,018 75,363
Johnson Electric Holdings, Ltd. 771,719 2,058,902
Karrie International Holdings,
Ltd. 316,000 96,409
Kerry Properties, Ltd. 753,000 2,281,949
KLN Logistics Group, Ltd. 887,500 759,055
Kowloon Development Co.,
Ltd. 205,188 122,582
Luk Fook Holdings
International, Ltd. 553,000 1,575,613
#Man Wah Holdings, Ltd. 1,974,800 1,073,898
*Melco International
Development, Ltd. 1,630,999 886,939
#MGM China Holdings, Ltd. 12,400 18,488

Dimensional International Small Cap ETF
continued
Shares Value †
HONG KONG — (Continued)
*Midland Holdings, Ltd., Class
B 800,000 $ 291,048
#Modern Dental Group, Ltd. 410,000 314,026
#*Modern Innovative Digital
Technology Co., Ltd. 784,000 10,208
*Mongolian Mining Corp. 1,047,000 1,263,016
NagaCorp, Ltd. 1,185,112 605,131
Nameson Holdings, Ltd. 176,000 22,692
*New World Development Co.,
Ltd. 2,411,000 2,622,208
Nissin Foods Co., Ltd. 251,000 230,053
*Novautek Technologies
Group, Ltd. 90,000 1,723
Orbusneich Medical Group
Holdings, Ltd. 37,500 18,190
Oriental Watch Holdings 578,000 241,271
Pacific Basin Shipping, Ltd. 13,696,000 5,349,898
Pacific Textiles Holdings, Ltd. 1,503,000 224,479
PAX Global Technology, Ltd. 2,152,000 1,071,364
PCCW, Ltd. 3,168,000 2,442,600
Pico Far East Holdings, Ltd. 174,000 53,974
Plover Bay Technologies, Ltd. 304,000 292,213
Public Financial Holdings, Ltd. 2,000 375
#Sa Sa International Holdings,
Ltd. 718,000 88,905
ΩSamsonite Group SA 1,490,700 2,715,467
*Shandong Hi-Speed Holdings
Group, Ltd. 225,000 37,625
Shangri-La Asia, Ltd. 1,426,000 806,406
*Shenwan Hongyuan HK, Ltd. 505,000 72,200
*Shun Tak Holdings, Ltd. 1,060,000 78,481
#*SJM Holdings, Ltd. 4,366,249 1,148,170
#SmarTone
Telecommunications Holdings,
Ltd. 469,500 300,864
#Stella International Holdings,
Ltd. 850,000 1,612,382
#SUNeVision Holdings, Ltd. 1,303,000 1,016,286
Tai Hing Group Holdings, Ltd. 2,000 283
*Television Broadcasts, Ltd. 511,100 179,419
Texhong International Group,
Ltd. 439,500 397,212
*TOM Group, Ltd. 2,000 101
*Tongda Group Holdings, Ltd. 130,200 51,689
Transport International
Holdings, Ltd. 215,885 280,268
Truly International Holdings,
Ltd. 470,000 59,997
#United Laboratories
International Holdings, Ltd.
(The) 2,296,000 2,749,192
*Unity Group Holdings
International, Ltd. 1,222,000 61,617
#Vitasoy International
Holdings, Ltd. 710,000 560,115
*Viva Goods Company, Ltd. 1,408,000 106,044
#*Vobile Group, Ltd. 803,000 320,841
VSTECS Holdings, Ltd. 1,840,000 2,405,183
VTech Holdings, Ltd. 286,000 2,201,474
Shares Value †
HONG KONG — (Continued)
Wynn Macau, Ltd., Class B 2,258,000 $ 1,634,321
*Xingye Alloy Materials Group,
Ltd. 1,000 118
#Xinyi Glass Holdings, Ltd. 3,927,615 4,838,230
Yee Hop Holdings, Ltd. 383,000 31,290
YesAsia Holdings, Ltd. 43,000 17,016
#Yue Yuen Industrial Holdings,
Ltd. 1,256,000 2,332,829
#*Yunfeng Financial Group,
Ltd. 144,000 49,080
*Zo Future Group 234,000 69,002
TOTAL HONG KONG 96,352,395
IRELAND — (0.3%)
Cairn Homes PLC 1,449,837 3,707,588
FBD Holdings PLC 9,849 185,431
Glanbia PLC 285,313 6,620,086
Ω*Glenveagh Properties PLC 773,559 1,914,660
Irish Continental Group PLC 37,051 282,507
Kerry Group PLC, Class A 50,658 4,290,432
Permanent TSB Group
Holdings PLC 150,498 513,736
TOTAL IRELAND 17,514,440
ISRAEL — (1.1%)
*Accel Solutions Group, Ltd. 43,374 32,353
Ackerstein Group, Ltd. 74,105 231,642
Afcon Holdings, Ltd. 526 73,408
*AFI Properties, Ltd. 80 6,189
Africa Israel Residences, Ltd. 9,731 777,583
*Alarum Technologies, Ltd. 16,213 10,610
#*Allot, Ltd., Registered 7,981 57,908
Alrov Properties and Lodgings,
Ltd., Registered 48 4,358
Altshuler Shaham Finance,
Ltd. 129,627 314,391
Analyst IMS Investment
Management Services, Ltd. 12,562 608,069
Arad, Ltd. 13,358 192,306
*Argo Properties NV 29,315 1,373,326
#*Ashdod Refinery, Ltd. 3,181 108,291
#Atreyu Capital Markets, Ltd. 4,493 118,437
AudioCodes, Ltd. 30,630 283,634
AudioCodes, Ltd. 4,309 38,111
#Aura Investments, Ltd. 2,840 20,241
Automatic Bank Services, Ltd. 24,184 215,040
*Avgol Industries 1953, Ltd. 1,020 415
#Ayalon Holdings, Ltd. 25,877 1,341,118
Azorim-Investment
Development & Construction
Co., Ltd. 82,641 551,752
*Bet Shemesh Engines
Holdings 1997, Ltd. 3,627 885,818
Blue Square Real Estate, Ltd. 6,536 875,408
#*Carasso Motors, Ltd. 79,166 854,906
#Carasso Real Estate, Ltd. 15,807 212,409
Castro Model, Ltd. 2,017 88,410
Cellcom Israel, Ltd. 103,785 1,275,098
Danel Adir Yeoshua, Ltd. 8,567 1,361,306
Danya Cebus, Ltd. 17,699 911,884

Dimensional International Small Cap ETF
continued
Shares Value †
ISRAEL — (Continued)
#Delek Automotive Systems,
Ltd. 91,201 $ 693,551
Delta Galil, Ltd. 7,792 451,343
Delta Israel Brands, Ltd. 7,339 295,086
Diplomat Holdings, Ltd. 8,913 159,653
*Doral Group Renewable
Energy Resources, Ltd. 87,797 2,194,813
#Duniec Brothers, Ltd. 8,501 708,669
El Al Israel Airlines – 2
Electra Consumer Products
1970, Ltd. 20,964 586,991
#*Electra Real Estate, Ltd. 10,191 192,073
*Electreon Wireless, Ltd. 3,772 59,120
*Enlight Renewable Energy,
Ltd. 1 53
*Equital, Ltd. 25,829 1,110,268
FMS Enterprises Migun, Ltd. 2,269 179,005
#Formula Systems 1985, Ltd. 5,144 721,029
Fox Wizel, Ltd. 14,575 1,569,498
#*Gilat Satellite Networks, Ltd. 107,376 1,918,994
Hagag Group Real Estate
Development 43,195 458,850
Hamat Group, Ltd. 2,272 11,806
Hilan, Ltd. 3,969 284,215
IDI Insurance Co., Ltd. 17,511 1,350,627
Inrom Construction Industries,
Ltd. 239,920 2,243,041
Israel Canada T.R, Ltd., Class
A 68,364 475,884
Israel Shipyards Industries,
Ltd. 5,205 245,074
#*Israir Group, Ltd. 110,118 57,854
Isras Investment Co., Ltd. 2,049 592,320
Issta, Ltd. 17,065 609,268
Kamada, Ltd. 33,727 274,538
Kamada, Ltd. 4,253 34,518
Kardan Real Estate Enterprise
& Development, Ltd.,
Registered 95,902 194,913
Klil Industries, Ltd. 192 12,331
Kvutzat Acro, Ltd. 42,044 672,356
Lahav L.R. Real Estate, Ltd. 67,241 264,440
Land Development Nimrodi
Group, Ltd. 36,238 463,754
Lapidoth Capital, Ltd. 17,722 489,251
Libra Insurance Co., Ltd. 33,707 221,962
M Yochananof & Sons, Ltd. 7,266 841,750
*Malam - Team, Ltd. 4,682 133,713
Matrix IT, Ltd. 29,738 908,097
Max Stock, Ltd. 142,724 1,421,366
Mediterranean Towers, Ltd. 101,264 582,101
Meitav Investment House, Ltd. 42,046 1,914,192
*Meshek Energy Renewable
Energies, Ltd. 439,107 1,908,353
Meshulam Levinstein
Contracting & Engineering,
Ltd. 3,829 683,557
*Naphtha Israel Petroleum
Corp., Ltd. 19,820 189,664
Shares Value †
ISRAEL — (Continued)
*Nayax, Ltd. 11,086 $ 772,451
Neto Malinda Trading, Ltd. 20,278 1,167,712
*Neto ME Holdings, Ltd. 2,882 268,270
*Nexxen International, Ltd. 8,943 65,642
Oil Refineries, Ltd. 5,041,499 2,575,269
One Software Technologies,
Ltd. 19,312 421,676
*OY Nofar Energy, Ltd. 32,624 2,054,368
#Palram Industries 1990, Ltd. 20,496 354,913
Partner Communications Co.,
Ltd. 16,350 217,380
#*Perion Network, Ltd. 45,455 463,919
Plasson Industries, Ltd., Class
B 4,195 226,791
*Pluri, Inc. 1 2
Polyram Plastic Industries, Ltd. 39,879 116,321
*Prashkovsky Investments and
Construction, Ltd. 17,446 933,715
*Priortech, Ltd. 11,937 1,259,548
Qualitau, Ltd. 9,675 1,818,886
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 17,769 2,190,917
Rani Zim Shopping Centers,
Ltd. 48,851 84,393
*Rapac Communication &
Infrastructure, Ltd. 20 639
*REIT Azorim HF Living, Ltd. 2,632 5,104
Retailors, Ltd. 14,356 173,119
Sano-Brunos Enterprises, Ltd.,
Class 1 103 15,655
Scope Metals Group, Ltd. 15,724 1,194,154
*Shikun & Binui Soltec
Renewable Energy 453,716 599,391
Suny Cellular Communication,
Ltd. 424 209
#Tadiran Group, Ltd. 3,357 221,514
ΩTamar Petroleum, Ltd. 56,238 586,354
*TAT Technologies, Ltd. 9,550 350,990
Telsys, Ltd. 2,149 230,646
Tiv Taam Holdings 1, Ltd. 63,705 298,008
Turpaz Industries, Ltd. 11,559 293,659
*Veridis Environment, Ltd. 28,244 423,160
Villar International, Ltd. 1,472 92,294
YD More Investments, Ltd. 97,959 1,346,536
TOTAL ISRAEL 62,027,969
ITALY — (3.8%)
A2A SpA 3,485,482 9,914,947
#*Abitare In SpA 7,354 23,033
ACEA SpA 46,078 1,207,515
Ariston Holding NV, Class B 118,756 546,639
Arnoldo Mondadori Editore
SpA 293,018 708,072
Ascopiave SpA 94,001 383,180
Avio SpA 94,370 3,491,495
Azimut Holding SpA 226,408 9,587,707
B&C Speakers SpA 680 9,771
Banca Generali SpA 82,301 5,382,274
Banca IFIS SpA 144,450 3,931,166

Dimensional International Small Cap ETF
continued
Shares Value †
ITALY — (Continued)
Banca Monte dei Paschi di
Siena SpA 588,160 $ 6,245,336
Banca Profilo SpA 1,324 289
Ω*Banca Sistema SpA 105,768 204,717
Banco di Desio e della Brianza
SpA 105,985 1,146,281
#BF SpA 16,734 97,560
BPER Banca SPA 21,666 318,555
Brembo NV 222,664 2,089,565
#Brunello Cucinelli SpA 77,197 7,494,397
Buzzi SpA 131,238 7,161,683
*Cairo Communication SpA 81,139 237,950
ΩCarel Industries SpA 23,776 725,150
Cembre SpA 4,280 391,108
Cementir Holding NV 76,624 1,366,231
*CIR SpA-Compagnie
Industriali 674,365 529,221
Comer Industries SpA, Class R 651 35,281
Credito Emiliano SpA 129,252 2,283,379
d'Amico International Shipping
SA 173,731 1,630,358
Danieli & C Officine
Meccaniche SpA 44,169 3,440,341
Danieli & C Officine
Meccaniche SpA 69,141 3,880,097
Datalogic SpA, Class M 37,035 237,203
#Davide Campari-Milano NV,
Class M 902,881 6,672,474
De' Longhi SpA 81,898 3,174,162
#DiaSorin SpA 600 40,836
Ω*doValue SpA 84,282 207,620
El.En. SpA 6,850 105,183
Emak SpA 30,699 32,518
ΩEnav SpA 527,517 3,081,638
Equita Group SpA 24,270 168,542
ERG SpA 90,753 2,446,396
Esprinet SpA 69,848 470,717
#Ferretti SpA 94,956 442,210
Fiera Milano SpA 40,193 350,784
Fila SpA 60,829 663,605
*Fincantieri SpA 166,805 2,332,390
FNM SpA 76,407 45,442
Garofalo Health Care SpA 21,608 129,778
Gefran SpA 1,181 16,209
#*Geox SpA 544 179
#GPI SpA 6,472 122,231
Ω#*GVS SpA 4,523 22,443
Hera SpA 1,128,263 5,317,850
*I Grandi Viaggi SpA 3,468 9,377
#IMMSI SpA 82,293 47,543
Industrie De Nora SpA 46,156 335,146
ΩInfrastrutture Wireless
Italiane SpA 234,417 1,986,748
Intercos SpA 40,805 580,139
Interpump Group SpA, Class R 59,001 2,476,370
Iren SpA 791,261 2,416,999
Italgas SpA 1,042,388 12,582,316
Italmobiliare SpA 16,638 567,950
Iveco Group NV 14,994 245,626
Shares Value †
ITALY — (Continued)
Lottomatica Group Spa 392,432 $ 11,545,367
LU-VE SpA, Registered 6,868 443,913
Maire SpA 274,524 5,055,869
#MARR SpA 45,953 463,044
MFE-MediaForEurope NV,
Class A 613,993 2,090,146
MFE-MediaForEurope NV,
Class A 342,765 1,129,844
#MFE-MediaForEurope NV,
Class B 70,199 303,860
#Moltiply Group SpA 15,075 601,246
#*NewPrinces SpA 16,822 332,699
ΩNexi SpA 277,402 1,317,243
Orsero SpA 14,447 275,897
ΩOVS SpA 319,506 1,896,467
Pharmanutra SpA 3,194 295,241
Ω*Philogen SpA 3,381 85,866
#Piaggio & C SpA 209,788 394,731
ΩPirelli & C SpA 648,024 4,446,955
ΩRAI Way SpA 119,261 856,181
Recordati Industria Chimica e
Farmaceutica SpA 93,059 5,418,835
Reply SpA 15,951 1,764,475
#Revo Insurance SpA 15,544 464,963
Rizzoli Corriere Della Sera
Mediagroup SpA 134,990 152,966
Sabaf SpA 44 704
*Safilo Group SpA 276,319 518,617
Saipem SpA 2,726,526 14,731,582
#*Salvatore Ferragamo SpA 122,194 1,060,712
Sanlorenzo SpA 21,721 845,929
#*Seco SpA 18,854 63,254
Sesa SpA 22,225 2,240,802
Sogefi SpA 46,281 111,294
SOL SpA 41,620 2,812,162
ΩTechnogym SpA 275,069 6,466,290
*Telecom Italia SpA 8,241,429 7,590,993
#*Telecom Italia SpA 26,707,202 21,034,177
*Tesmec SpA 298,006 49,989
#*TREVI - Finanziaria
Industriale SpA 116,367 42,152
TXT e-solutions SpA 9,918 380,441
Webuild SpA 513,861 1,521,426
Wiit SpA 7,277 257,795
Zignago Vetro SpA 13,476 111,289
TOTAL ITALY 220,967,338
JAPAN — (22.1%)
#&Do Holdings Co., Ltd. 13,200 89,963
77 Bank, Ltd. (The) 265,200 5,117,672
A&D HOLON Holdings Co.,
Ltd. 47,900 872,688
AB&Company Co., Ltd.,
Registered 5,200 39,920
#Abalance Corp. 5,000 15,985
#*Access Co., Ltd. 37,200 125,104
Achilles Corp. 23,400 207,861
#AD Works Group Co., Ltd. 260,800 674,031
ADEKA Corp. 173,700 4,354,000

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
#Ad-sol Nissin Corp. 15,100 $ 142,901
Adtec Plasma Technology
Co., Ltd. 1,500 25,577
#Aeon Fantasy Co., Ltd. 11,900 193,720
#Aeon Hokkaido Corp. 55,200 298,359
Aeon Kyushu Co., Ltd. 2,700 48,157
#AFC-HD AMS Life Science
Co., Ltd. 8,200 45,263
*Agora Hospitality Group Co.,
Ltd. 20,900 5,201
Ahresty Corp. 53,700 284,426
Ai Holdings Corp. 34,200 586,641
Aica Kogyo Co., Ltd. 67,400 1,511,398
Aichi Corp. 1,600 14,223
Aichi Financial Group, Inc. 187,000 1,775,668
Aida Engineering, Ltd. 130,800 993,280
#Aidma Holdings, Inc. 2,100 16,711
AIMECHATEC, Ltd. 4,000 161,577
*Aiming, Inc. 26,200 29,092
Ain Holdings, Inc. 43,700 1,574,767
Air Water, Inc. 80,400 1,138,237
Airman Corp. 12,100 157,519
Airport Facilities Co., Ltd. 43,800 271,121
#Airtech Japan, Ltd. 13,600 105,967
Aisan Industry Co., Ltd. 104,900 1,164,105
#AIT Corp. 6,800 95,900
#Aizawa Securities Group Co.,
Ltd. 23,600 217,619
Akatsuki Corp. 5,400 22,261
#*Akebono Brake Industry
Co., Ltd. 474,000 381,124
Akita Bank, Ltd. (The) 21,200 737,309
#Albis Co., Ltd. 19,200 303,367
Alconix Corp. 68,839 1,089,879
Alfresa Holdings Corp. 194,101 2,930,002
#Alinco, Inc. 12,000 78,415
Allied Telesis Holdings KK,
Class B 114,300 194,019
Almado, Inc. 2,400 10,813
#Alpen Co., Ltd. 44,600 559,830
Alpha Corp. 6,891 53,429
AlphaPolis Co., Ltd. 12,900 89,071
Alps Alpine Co., Ltd.,
Registered 518,900 7,836,233
Altech Corp. 10,500 169,321
Amano Corp. 47,100 1,076,924
#Amiyaki Tei Co., Ltd. 15,900 135,252
#Amvis Holdings, Inc. 124,082 305,642
Anabuki Kosan, Inc. 1,400 22,397
and ST HD Co., Ltd., Class B 46,435 888,371
Anest Iwata Corp. 26,600 268,707
#Anicom Holdings, Inc., Class
B 242,500 2,321,241
Anrakutei Co., Ltd. 600 14,167
Anycolor, Inc. 33,200 583,047
#AOKI Holdings, Inc. 66,900 663,002
Aoyama Trading Co., Ltd. 488,900 2,461,581
#Aoyama Zaisan Networks
Co., Ltd. 13,100 116,617
Shares Value †
JAPAN — (Continued)
Aozora Bank, Ltd., Class A 145,600 $ 2,340,025
#Appier Group, Inc. 119,200 673,949
Arakawa Chemical Industries,
Ltd. 10,900 86,738
Arata Corp. 31,200 554,096
Araya Industrial Co., Ltd. 4,200 66,683
#*ARCHION Corp. 1,253,900 2,424,503
#ARCLANDS Corp. 163,537 1,855,517
Arcs Co., Ltd. 39,000 846,176
ARE Holdings, Inc. 51,700 1,164,615
Arealink Co., Ltd. 40,000 256,533
*Arent, Inc. 800 21,518
Argo Graphics, Inc. 65,400 561,746
Ariake Japan Co., Ltd. 5,000 173,255
Arisawa Manufacturing Co.,
Ltd. 124,800 2,168,600
#Artience Co., Ltd. 37,700 940,666
#Artner Co., Ltd. 6,700 81,620
As One Corp. 50,400 696,476
Asahi Co., Ltd. 33,800 277,380
#Asahi Diamond Industrial
Co., Ltd. 133,100 1,096,532
Asahi Kogyosha Co., Ltd. 10,300 243,853
Asahi Net, Inc. 24,600 98,428
ASAHI YUKIZAI Corp. 17,100 625,270
Asanuma Corp. 165,700 977,038
Ascentech KK 17,100 47,686
Asia Pile Holdings Corp. 70,700 630,730
ASKA Pharmaceutical
Holdings Co., Ltd. 31,300 582,437
ASKUL Corp. 68,900 515,305
#Astena Holdings Co., Ltd. 71,800 220,387
#*Atom Corp. 18,800 78,701
Atrae, Inc. 27,900 115,015
#*Atsugi Co., Ltd. 20,000 145,113
#Aucnet, Inc. 17,200 132,591
Autobacs Seven Co., Ltd. 128,800 1,253,438
Avant Group Corp. 15,100 124,111
Avantia Co., Ltd. 5,000 26,260
Avex, Inc. 39,300 297,186
Awa Bank, Ltd. (The) 37,900 1,533,365
Axial Retailing, Inc. 80,000 575,859
AZ-COM MARUWA Holdings,
Inc. 46,800 266,993
AZOOM Co., Ltd. 6,200 162,018
Bando Chemical Industries,
Ltd. 30,400 393,616
Bank of Iwate, Ltd. (The) 58,800 737,322
Bank of Kochi, Ltd. (The) 900 6,134
Bank of Nagoya, Ltd. (The) 34,200 1,265,818
Bank of Saga, Ltd. (The) 17,000 552,184
#Bank of the Ryukyus, Ltd. 84,900 1,364,208
#Baroque Japan, Ltd. 4,300 19,949
Base Co., Ltd. 11,000 225,328
baudroie, Inc. 10,600 133,933
Beauty Garage, Inc. 11,900 118,313
Belc Co., Ltd., Class R 8,500 378,609
Bell System24 Holdings, Inc. 48,600 464,275
Belluna Co., Ltd. 117,800 633,709

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
#*Bengo4.com, Inc. 18,700 $ 293,916
#Bewith, Inc. 7,800 93,627
Bic Camera, Inc. 309,700 3,202,635
B-Lot Co., Ltd., Class B 13,800 126,019
Blue Zones Holdings Co., Ltd. 76,000 846,304
#Bookoff Group Holdings, Ltd. 10,500 135,752
Bourbon Corp. 2,400 44,078
B-R31 Ice Cream Co., Ltd. 1,400 36,361
Broadleaf Co., Ltd. 18,700 107,757
Broadmedia Corp. 600 8,420
#BRONCO BILLY Co., Ltd. 7,400 195,501
#Buffalo, Inc. 12,600 196,994
#Bull-Dog Sauce Co., Ltd. 7,500 86,436
Bunka Shutter Co., Ltd. 52,444 619,134
#Bushiroad, Inc. 75,100 120,290
Business Brain Showa-Ota,
Inc., Class G 17,700 104,141
Business Engineering Corp.,
Class G 18,500 142,022
BuySell Technologies Co., Ltd. 41,600 889,314
C. Uyemura & Co., Ltd. 6,400 957,315
Calbee, Inc. 73,100 1,383,584
#Careerlink Co., Ltd. 9,800 146,714
#Carlit Co., Ltd. 67,287 1,176,519
#Casio Computer Co., Ltd. 113,100 1,144,677
#Cawachi, Ltd. 21,600 410,897
CCI Group, Inc. 265,800 1,596,106
Celsys, Inc. 34,400 298,768
Central Automotive Products,
Ltd. 21,700 250,227
Central Glass Co., Ltd. 31,900 835,643
Central Security Patrols Co.,
Ltd. 9,399 158,944
#Central Sports Co., Ltd. 2,900 43,508
#Ceres, Inc. 9,082 104,031
#Change Holdings, Inc. 92,000 529,556
Charm Care Corp. KK 25,100 205,823
Chiba Kogyo Bank, Ltd. (The) 114,700 1,544,411
Chino Corp. 10,200 102,583
#*Chiyoda Corp. 416,000 2,683,871
#Chori Co., Ltd. 7,800 212,788
Choushimaru Co., Ltd. 1,100 11,337
Chubu Shiryo Co., Ltd. 33,800 363,872
Chubu Steel Plate Co., Ltd. 15,700 225,924
Chuetsu Pulp & Paper Co.,
Ltd. 7,700 94,294
#*Chugai Mining Co., Ltd. 7,134 39,060
Chugai Ro Co., Ltd. 4,600 138,407
Chugin Financial Group, Inc. 151,029 2,820,981
Chugoku Electric Power Co.,
Inc. (The) 423,200 2,414,891
Chugoku Marine Paints, Ltd. 101,600 2,058,518
Citizen Watch Co., Ltd. 390,900 4,522,521
CKD Corp. 120,400 4,640,669
CK-San-Etsu Co., Ltd. 1,900 50,317
Cleanup Corp. 4,300 23,653
CMK Corp. 311,200 1,245,157
Coca-Cola Bottlers Japan
Holdings, Inc. 220,500 4,808,069
Shares Value †
JAPAN — (Continued)
#Colowide Co., Ltd. 60,000 $ 708,529
Computer Engineering &
Consulting, Ltd. 27,300 337,624
#Computer Institute of Japan,
Ltd. 21,300 67,418
COMSYS Holdings Corp. 2,000 72,072
#Comture Corp. 16,222 140,890
Copro-Holdings Co., Ltd. 11,800 62,876
#Core Corp., Class D 4,700 61,425
Cosmos Initia Co., Ltd. 22,100 162,466
Cosmos Pharmaceutical Corp. 13,600 524,455
#Cota Co., Ltd. 22,641 161,386
#*Cover Corp. 1,500 13,133
CREAL, Inc. 12,500 54,003
#Create Restaurants Holdings,
Inc. 169,200 769,852
Create SD Holdings Co., Ltd. 18,200 380,945
Creek & River Co., Ltd. 13,100 111,267
Cresco, Ltd. 28,900 251,369
Cross Cat Co., Ltd. 8,100 49,105
CTI Engineering Co., Ltd. 20,100 361,712
CTS Co., Ltd. 9,300 51,335
Cube System, Inc. 1,300 8,329
#*CUC, Inc. 11,000 64,791
Curves Holdings Co., Ltd. 64,200 336,763
Cyber Security Cloud, Inc. 1,700 16,999
#Cybozu, Inc. 35,600 472,077
#Dai Nippon Toryo Co., Ltd. 17,000 133,652
Daicel Corp. 264,700 2,081,047
Dai-Dan Co., Ltd. 66,900 1,188,110
#Daido Metal Co., Ltd. 93,200 519,810
Daido Steel Co., Ltd. 274,400 3,192,184
Daiei Kankyo Co., Ltd. 5,100 122,533
Daihatsu Infinearth Mfg Co.,
Ltd. 51,600 971,379
Daihen Corp. 14,000 1,374,047
Daiho Corp. 67,900 321,074
Daiichi Jitsugyo Co., Ltd. 13,000 265,052
#Daiichi Kigenso Kagaku-
Kogyo Co., Ltd. 21,270 310,828
Daiichikosho Co., Ltd. 104,864 1,086,415
Daiken Medical Co., Ltd. 10,800 30,325
Daiki Aluminium Industry Co.,
Ltd. 47,600 445,002
#Daikoku Denki Co., Ltd. 7,400 111,256
#Daikokutenbussan Co., Ltd. 8,701 266,796
Daikyonishikawa Corp. 47,500 258,256
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 56,920 387,203
Daio Paper Corp. 186,099 1,131,759
Daiseki Co., Ltd. 47,062 1,265,858
Daishi Hokuetsu Financial
Group, Inc. 205,100 2,562,687
#Daishinku Corp. 46,500 217,211
Daisue Construction Co., Ltd. 16,600 362,816
Daisyo Corp. 6,200 40,673
Daito Bank, Ltd. (The) 5,900 36,107
Daito Pharmaceutical Co., Ltd. 43,160 347,307

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Daitron Co., Ltd. 14,000 $ 259,890
Daiwabo Holdings Co., Ltd. 100,600 2,058,800
DCM Holdings Co., Ltd. 107,000 997,588
Dear Life Co., Ltd. 49,600 332,028
Delica Foods Holdings Co.,
Ltd. 1,900 10,391
Denka Co., Ltd. 313,700 8,207,587
Dentsu Soken, Inc. 43,800 614,634
#Denyo Co., Ltd. 10,100 232,028
Dexerials Corp. 148,800 2,318,338
#DIC Corp. 140,500 3,213,375
Digital Arts, Inc. 12,800 457,420
Digital Garage, Inc. 26,100 409,559
#Digital Hearts Holdings Co.,
Ltd. 20,600 109,372
Digital Information
Technologies Corp. 15,265 87,963
#dip Corp. 50,900 591,487
Direct Marketing MiX, Inc. 3,300 6,318
DKS Co., Ltd. 14,500 775,406
#DMG Mori Co., Ltd. 197,000 3,687,189
#Double Standard, Inc. 8,500 73,227
Doutor Nichires Holdings Co.,
Ltd. 66,900 1,180,425
Dowa Holdings Co., Ltd. 112,800 6,821,051
DTS Corp. 97,200 632,679
Duskin Co., Ltd. 8,200 206,537
#DyDo Group Holdings, Inc. 54,500 880,945
Eagle Industry Co., Ltd. 25,200 452,363
Earth Corp. 16,900 493,934
#EAT&HOLDINGS Co., Ltd. 700 8,787
Ebara Foods Industry, Inc. 1,300 20,906
#Ebara Jitsugyo Co., Ltd. 12,600 191,607
#Ebase Co., Ltd. 28,500 73,112
#Eco's Co., Ltd. 8,100 114,854
#EDION Corp. 116,500 1,578,313
eGuarantee, Inc. 59,999 675,781
#E-Guardian, Inc. 2,700 28,102
Ehime Bank, Ltd. (The) 49,127 556,776
Eiken Chemical Co., Ltd.,
Class P 4,100 80,585
EJ Holdings, Inc. 12,100 130,880
Elan Corp. 12,400 57,844
Elecom Co., Ltd. 46,800 484,112
#EM Systems Co., Ltd. 31,100 131,183
EN, Inc. 1,600 11,170
Endo Lighting Corp. 17,500 311,684
Enomoto Co., Ltd. 3,600 75,467
#Envipro Holdings, Inc. 16,400 114,074
ERI Holdings Co., Ltd. 5,700 152,226
#ES-Con Japan, Ltd. 56,300 422,147
Eslead Corp. 4,100 152,273
ESPEC Corp. 23,400 496,506
#Eternal Hospitality Group
Co., Ltd. 11,700 223,241
Euglena Co., Ltd. 118,500 304,748
#eWeLL Co., Ltd. 10,000 127,245
Exedy Corp. 41,700 1,625,902
EXEO Group, Inc. 288,900 5,298,482
Shares Value †
JAPAN — (Continued)
Ezaki Glico Co., Ltd. 61,300 $ 2,215,649
F&M Co., Ltd. 2,400 31,887
FaithNetwork Co, Ltd. 11,100 53,763
FALCO HOLDINGS Co., Ltd. 7,200 115,555
*f-code, Inc. 5,300 49,515
*FDK Corp. 2,400 6,632
Feed One Co., Ltd. 38,665 274,866
#Ferrotec Corp. 112,400 5,401,053
#FFRI Security, Inc. 5,000 188,252
FIDEA Holdings Co., Ltd. 14,900 181,514
FINDEX, Inc. 19,700 99,440
Fintech Global, Inc. 320,000 259,341
#First Bank of Toyama, Ltd.
(The) 128,600 2,126,305
#Fixstars Corp. 136,500 1,101,024
FJ Next Holdings Co., Ltd. 8,300 79,660
Focus Systems Corp. 14,900 143,766
#Forval Corp. 2,200 14,938
Foster Electric Co., Ltd. 128,700 2,455,652
FP Corp. 48,888 715,982
#FP Partner, Inc. 2,400 33,878
#France Bed Holdings Co.,
Ltd. 25,400 206,662
Freebit Co., Ltd. 11,000 98,484
*Fronteo, Inc. 25,800 127,926
#F-Tech, Inc. 9,700 46,053
Fudo Tetra Corp. 19,700 372,365
Fuji Co., Ltd. 29,400 382,357
Fuji Corp. 154,200 5,971,000
#Fuji Corp., Ltd. 17,100 87,843
#Fuji Die Co., Ltd. 12,200 77,230
#Fuji Kyuko Co., Ltd. 42,700 615,820
FUJI OIL Co., Ltd. 50,200 1,067,076
Fuji Pharma Co., Ltd. 30,200 422,440
Fuji Seal International, Inc. 55,700 880,082
Fuji United Holdings Co., Ltd. 7,900 61,302
#Fujibo Holdings, Inc. 34,200 852,245
#Fujicco Co., Ltd. 25,600 249,457
Fujikura Composites, Inc. 20,700 331,823
Fujimi, Inc. 58,701 1,204,325
#Fujio Food Group, Inc. 17,600 123,207
#Fujita Kanko, Inc. 56,500 735,883
#Fujiya Co., Ltd. 19,400 299,595
FuKoKu Co., Ltd. 15,500 174,481
Fukuda Corp. 9,500 508,025
Fukuda Denshi Co., Ltd. 11,400 731,846
Fukui Bank, Ltd. (The) 22,900 548,004
Fukui Computer Holdings, Inc. 12,300 258,237
Fukuyama Transporting Co.,
Ltd. 17,799 589,495
#FULLCAST Holdings Co.,
Ltd. 24,700 255,819
Fumakilla, Ltd. 100 717
#Funai Soken Holdings, Inc. 53,000 378,801
Furukawa Co., Ltd. 97,500 2,572,748
Furuno Electric Co., Ltd. 53,500 2,447,880
#Furuya Metal Co., Ltd. 104,101 4,882,693
Furyu Corp. 33,300 271,577

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Fuso Chemical Co., Ltd. 82,700 $ 1,720,443
#Fuso Pharmaceutical
Industries, Ltd. 12,200 172,756
Futaba Industrial Co., Ltd. 134,200 834,977
#Future Corp. 35,600 347,356
G-7 Holdings, Inc. 25,300 207,463
#GA Technologies Co., Ltd. 33,374 326,275
Gakken Holdings Co., Ltd. 53,600 330,414
Gakkyusha Co., Ltd. 2,800 40,793
Gakujo Co., Ltd. 10,700 108,840
Galilei Co., Ltd. 14,600 332,612
#Gecoss Corp. 18,200 187,104
#*Geniee, Inc. 3,600 22,215
#Genki Global Dining
Concepts Corp. 12,800 227,321
#Genky DrugStores Co., Ltd. 19,700 453,199
Geo Holdings Corp. 113,500 1,346,457
Gift Holdings, Inc. 37,100 1,034,600
#giftee, Inc. 33,100 241,219
#Giken, Ltd. 24,000 276,137
Global Link Management KK 6,200 74,421
#Global, Ltd. (The) 3,600 29,337
GLOBERIDE, Inc. 23,100 306,172
Glory, Ltd. 58,400 1,492,562
GLTECHNO HOLDINGS, Inc. 4,560 151,025
GMO Financial Gate, Inc. 1,401 50,871
#GMO Financial Holdings, Inc. 57,900 379,460
#GMO GlobalSign Holdings
KK 5,800 70,582
#GMS Group Co., Ltd. 39,457 95,681
#*GNI Group, Ltd. 77,800 1,449,705
#Godo Steel, Ltd. 15,700 285,036
#*Gokurakuyu Holdings Co.,
Ltd. 6,700 20,565
#Goldcrest Co., Ltd. 19,400 413,490
Goldwin, Inc. 89,100 1,247,474
#Good Com Asset Co., Ltd. 22,700 213,811
#Gourmet Kineya Co., Ltd. 9,000 55,537
#Grandy House Corp. 36,900 126,214
#Greens Co., Ltd. 13,200 194,498
grems, Inc. 10,100 181,820
GS Yuasa Corp. 316,000 12,738,407
GSI Creos Corp. 4,200 64,807
G-Tekt Corp. 43,900 505,380
#*Gumi, Inc. 13,200 27,124
Gunze, Ltd. 83,900 1,932,797
H.U. Group Holdings, Inc. 74,501 1,479,038
H2O Retailing Corp. 191,500 2,824,138
Hagihara Industries, Inc. 15,800 165,456
#Hakudo Co., Ltd. 3,400 51,465
Hakuhodo DY Holdings, Inc. 266,800 1,786,839
Hakuto Co., Ltd. 10,400 276,417
Halows Co., Ltd. 12,800 321,419
Hamakyorex Co., Ltd. 96,500 1,059,188
Hanwa Co., Ltd. 153,000 1,574,864
Happinet Corp. 37,500 638,700
Hard Off Corp. Co., Ltd. 11,600 150,196
Harima Chemicals Group, Inc. 7,000 39,533
Shares Value †
JAPAN — (Continued)
Harmonic Drive Systems, Inc. 4,300 $ 143,237
Hashimoto Sogyo Holdings
Co., Ltd. 1,300 10,395
Hazama Ando Corp. 308,000 3,742,267
Heiwa Corp. 48,300 559,116
Heiwa Real Estate Co., Ltd. 34,300 532,104
Heiwado Co., Ltd. 48,300 820,796
Hennge K.K. 14,700 89,586
Hibino Corp. 3,700 74,966
Hiday Hidaka Corp. 39,100 710,864
#Hioki EE Corp. 10,900 777,652
Hirano Tecseed Co., Ltd. 8,200 93,353
Hirata Corp. 98,603 2,035,549
Hirogin Holdings, Inc. 582,500 6,874,916
Hirose Tusyo, Inc. 500 12,125
#Hiroshima Gas Co., Ltd. 700 1,773
#HIS Co., Ltd. 186,900 1,246,358
Hochiki Corp. 46,800 575,201
#Hoden Seimitsu Kako
Kenkyusho Co., Ltd. 5,000 93,137
Hodogaya Chemical Co., Ltd. 15,900 253,864
Hokkaido Coca-Cola Bottling
Co., Ltd., Class CO 1,400 38,014
#Hokkaido Electric Power Co.,
Inc. 713,100 4,598,370
Hokkaido Gas Co., Ltd. 62,400 329,312
Hokkan Holdings, Ltd. 3,300 45,466
Hokko Chemical Industry Co.,
Ltd. 23,300 253,809
#Hokuetsu Corp. 42,700 242,240
Hokuhoku Financial Group,
Inc. 134,900 5,122,937
Hokuriku Electric Industry Co.,
Ltd. 5,700 100,029
Hokuriku Electric Power Co. 187,100 1,042,091
Hokuryo Co., Ltd. 3,400 58,039
#Hokuto Corp. 36,800 429,280
H-One Co., Ltd. 31,600 254,284
#Honeys Holdings Co., Ltd. 28,000 260,694
Hoosiers Holdings Co., Ltd. 47,400 356,320
Hosokawa Micron Corp. 11,500 434,447
#Hotland Holdings Co., Ltd. 7,900 79,502
House Foods Group, Inc. 60,400 1,158,240
#Howa Machinery, Ltd. 105,300 1,022,056
HS Holdings Co., Ltd.,
Registered 26,500 190,246
Hurxley Corp. 1,900 7,808
Hyakugo Bank, Ltd. (The) 198,400 2,247,280
Hyakujushi Bank, Ltd. (The) 160,400 2,432,024
#I K K Holdings, Inc. 3,300 17,205
IBJ, Inc. 48,200 221,153
#Ichibanya Co., Ltd. 81,900 452,082
Ichigo, Inc. 100,900 321,942
Ichiken Co., Ltd. 5,400 95,867
Ichikoh Industries, Ltd. 55,100 178,269
Ichinen Holdings Co., Ltd. 23,700 326,526
Ichiyoshi Securities Co., Ltd. 39,800 333,730
ID Holdings Corp. 13,200 84,656
#IDEA Consultants, Inc. 3,700 85,473

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Idec Corp. 68,000 $ 1,455,857
IDOM, Inc. 264,300 2,222,950
#IG Port, Inc. 8,500 72,359
Iino Kaiun Kaisha, Ltd. 126,300 1,328,244
I'll, Inc. 14,800 225,062
i-mobile Co., Ltd. 9,200 30,764
Imuraya Group Co., Ltd. 8,600 129,078
Inaba Denki Sangyo Co., Ltd. 49,300 830,240
#Inaba Seisakusho Co., Ltd. 14,675 155,174
Inabata & Co., Ltd. 53,700 1,324,466
#I-NE Co., Ltd. 11,300 77,879
#Infomart Corp. 679,900 1,869,991
INFRONEER Holdings, Inc. 340,600 4,632,838
Innotech Corp. 22,300 406,852
Insource Co., Ltd. 40,100 175,032
#Intage Holdings, Inc. 10,200 108,115
Intelligent Wave, Inc. 12,600 78,476
Internet Initiative Japan, Inc. 4,900 86,693
#Inui Global Logistics Co., Ltd. 26,800 260,124
IPS, Inc. 8,600 176,165
Iriso Electronics Co., Ltd. 34,900 750,538
#ISB Corp. 8,600 117,883
#Ise Chemicals Corp. 4,000 133,244
#Iseki & Co., Ltd. 89,000 958,125
Ishihara Chemical Co., Ltd. 5,900 100,752
Ishihara Sangyo Kaisha, Ltd. 91,400 1,758,534
#Istyle, Inc. 828,102 2,446,707
Itfor, Inc. 17,200 189,007
#ITmedia, Inc. 16,200 164,269
Ito En, Ltd. 159,900 2,947,393
Itochu Enex Co., Ltd. 47,900 586,275
Itoham Yonekyu Holdings, Inc. 28,300 942,701
#Itoki Corp. 69,300 1,399,665
IwaiCosmo Holdings, Inc. 27,900 658,754
#Iwaki Co., Ltd. 5,800 100,451
Iwatani Corp. 366,300 4,490,363
Izumi Co., Ltd. 141,900 859,341
#J Trust Co., Ltd. 264,136 1,125,955
JAC Recruitment Co., Ltd. 39,800 218,931
#Jade Group, Inc. 5,700 74,058
#JALCO Holdings, Inc. 48,300 116,508
JANOME Corp. 15,500 110,287
Japan Airport Terminal Co.,
Ltd. 41,000 1,320,488
#Japan Animal Referral
Medical Center Co., Ltd. 1,500 13,411
Japan Aviation Electronics
Industry, Ltd. 50,500 776,328
Japan Business Systems, Inc. 5,600 50,924
Japan Cash Machine Co., Ltd. 35,800 222,058
#*Japan Communications, Inc. 500,399 399,157
Japan Electronic Materials
Corp. 113,900 5,116,978
Japan Elevator Service
Holdings Co., Ltd. 90,300 918,530
Japan Engine Corp. 2,800 219,776
Japan Eyewear Holdings Co.,
Ltd. 7,500 106,873
Japan Hospice Holdings, Inc. 2,600 12,294
Shares Value †
JAPAN — (Continued)
#Japan Investment Adviser
Co., Ltd. 137,200 $ 1,919,163
Japan Lifeline Co., Ltd. 67,600 605,663
Japan Material Co., Ltd. 86,100 976,904
#Japan Medical Dynamic
Marketing, Inc. 27,200 95,466
Japan Property Management
Center  Co., Ltd. 12,700 105,033
Japan Pulp & Paper Co., Ltd. 124,300 878,877
Japan Securities Finance Co.,
Ltd. 77,300 1,060,560
#Japan System Techniques
Co., Ltd. 14,000 169,656
#Japan Transcity Corp. 44,700 332,030
Japan Wool Textile Co., Ltd.
(The) 50,200 571,820
JBCC Holdings, Inc. 51,900 398,097
JCR Pharmaceuticals Co., Ltd. 10,500 36,585
JCU Corp. 22,900 968,871
JDC Corp. 135,600 505,347
Jeol, Ltd. 96,100 3,849,397
JFE Systems, Inc. 3,900 47,062
#*JIG-SAW, Inc. 900 13,686
*Jimoty, Inc. 700 4,177
JINS Holdings, Inc. 25,500 1,078,874
#JINUSHI Co., Ltd. 23,700 508,165
JK Holdings Co., Ltd. 7,200 62,303
J-Lease Co., Ltd. 13,700 117,150
JM Holdings Co., Ltd. 36,600 318,109
#JMS Co., Ltd. 3,200 8,720
J-Oil Mills, Inc. 34,300 430,980
Joshin Corp. 29,900 554,096
Joyful Honda Co., Ltd. 105,400 1,381,523
JP-Holdings, Inc. 68,900 289,749
JSB Co., Ltd. 13,100 430,522
JSP Corp. 17,300 254,137
JTEKT Corp. 332,151 4,054,784
#Juki Corp. 48,200 235,610
Juroku Financial Group, Inc. 81,500 1,070,856
Justsystems Corp. 40,400 952,605
JVCKenwood Corp. 355,126 2,680,923
Kadoya Sesame Mills, Inc. 3,000 30,612
Kaga Electronics Co., Ltd. 24,800 666,271
#Kagome Co., Ltd. 141,700 2,430,615
Kakaku.com, Inc. 55,700 931,621
Kakiyasu Honten Co., Ltd.,
Class B 6,000 102,843
#Kamakura Shinsho, Ltd. 35,000 105,198
Kameda Seika Co., Ltd. 67,500 615,105
Kamei Corp. 24,900 508,471
Kamigumi Co., Ltd. 45,400 1,505,076
Kanaden Corp. 12,300 183,435
Kanadevia Corp. 284,014 2,164,020
#Kanagawa Chuo Kotsu Co.,
Ltd. 7,500 154,111
Kanamic Network Co., Ltd. 32,600 113,171
Kanamoto Co., Ltd. 38,900 1,151,820
Kaneka Corp. 46,400 1,449,991
#Kaneko Seeds Co., Ltd. 3,300 29,672

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Kanematsu Corp. 218,800 $ 3,004,739
Kanemi Co., Ltd. 500 11,949
#Kanro, Inc. 16,200 113,303
#Kansai Paint Co., Ltd. 296,900 4,438,201
Kanto Denka Kogyo Co., Ltd. 167,800 1,789,310
#Kappa Create Co., Ltd. 20,900 202,458
#Kasumigaseki Capital Co.,
Ltd. 14,700 604,116
Katitas Co., Ltd. 29,500 586,404
Kato Sangyo Co., Ltd. 4,200 164,832
Kato Works Co., Ltd. 22,300 201,362
KAWADA TECHNOLOGIES,
Inc. 68,100 649,254
Kawai Musical Instruments
Manufacturing Co., Ltd. 6,100 106,854
#KeePer Technical Laboratory
Co., Ltd. 8,101 152,141
Keihan Holdings Co., Ltd. 88,900 1,840,347
Keihanshin Building Co., Ltd. 32,800 396,015
Keikyu Corp. 218,600 2,137,804
Keio Corp. 573,500 2,698,328
KEIWA, Inc. 38,901 297,147
Keiyo Bank, Ltd. (The) 190,400 2,637,812
Kenko Mayonnaise Co., Ltd. 16,433 222,211
#Key Coffee, Inc. 12,900 162,336
KeyHolder, Inc. 4,400 22,743
KH Neochem Co., Ltd. 79,400 1,393,382
#Kibun Foods, Inc. 13,700 90,223
#Kimura Chemical Plants Co.,
Ltd. 65,800 539,568
Kimura Kohki Co., Ltd. 600 46,214
Kimura Unity Co., Ltd. 9,000 51,575
Kinki Sharyo Co., Ltd. (The) 2,700 38,612
#Kintetsu Department Store
Co., Ltd. 9,000 95,281
Ki-Star Real Estate Co., Ltd. 26,000 522,638
Kitagawa Corp. 10,300 101,616
#Kita-Nippon Bank, Ltd. (The) 8,684 260,179
Kitoku Shinryo Co., Ltd. 9,300 108,843
Kitz Corp. 170,400 2,277,002
Kiyo Bank, Ltd. (The) 71,600 1,900,743
#*KNT-CT Holdings Co., Ltd. 8,101 101,220
KOA Corp. 106,900 1,283,851
Koa Shoji Holdings Co., Ltd. 2,100 11,538
Koatsu Gas Kogyo Co., Ltd. 12,300 86,341
#Kobe Electric Railway Co.,
Ltd. 7,100 108,649
Kohnan Shoji Co., Ltd. 27,300 705,561
#Kohoku Kogyo Co., Ltd. 3,900 135,886
Kohsoku Corp. 5,500 102,837
Koike-ya, Inc. 400 11,882
#Kojima Co., Ltd. 23,600 181,625
KOMEDA Holdings Co., Ltd. 84,400 1,642,704
Komehyo Holdings Co., Ltd. 5,900 198,794
Komeri Co., Ltd. 32,900 700,179
Konaka Co., Ltd. 4,100 6,201
#Kondotec, Inc. 9,400 86,979
Konica Minolta, Inc. 845,600 2,692,667
Konishi Co., Ltd. 47,400 430,428
Shares Value †
JAPAN — (Continued)
Konoike Transport Co., Ltd. 15,100 $ 272,890
Konoshima Chemical Co., Ltd. 9,100 104,934
#Kosaido Holdings Co., Ltd. 447,500 1,730,545
#Kose Holdings Corp. 55,100 1,960,611
#Koshidaka Holdings Co., Ltd. 110,400 703,099
#Kotobuki Spirits Co., Ltd. 264,993 3,403,200
Kourakuen Corp. 18,000 124,859
KOZO KEIKAKU
ENGINEERING HOLDINGS,
Inc. 3,000 55,250
KPP Group Holdings Co., Ltd. 108,400 668,918
Kraftia Corp. 22,400 1,382,838
#KRS Corp. 11,600 227,995
K's Holdings Corp. 428,100 4,941,979
KU Holdings Co., Ltd. 21,900 159,179
Kumagai Gumi Co., Ltd. 41,300 396,119
Kumiai Chemical Industry Co.,
Ltd. 247,900 1,200,703
#Kura Sushi, Inc. 39,802 436,360
Kurabo Industries, Ltd. 9,300 562,611
Kuraray Co., Ltd. 342,300 3,591,086
Kureha Corp. 74,900 1,864,076
#Kurimoto, Ltd. 146,100 1,401,285
Kuriyama Holdings Corp. 7,200 83,852
Kusuri no Aoki Holdings Co.,
Ltd. 62,500 1,498,038
KYB Corp. 47,200 1,352,401
#Kyodo Printing Co., Ltd. 35,000 344,852
Kyoei Steel, Ltd. 28,200 341,736
#Kyoei Tanker Co., Ltd. 1,200 12,788
#Kyokuto Boeki Kaisha, Ltd. 14,300 170,463
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 105,700 1,820,518
Kyokuyo Co., Ltd. 17,700 508,845
Kyorin Pharmaceutical Co.,
Ltd. 67,500 668,087
KYORITSU Co., Ltd. 12,500 17,389
Kyoritsu Maintenance Co., Ltd. 112,100 1,692,534
Kyosan Electric Manufacturing
Co., Ltd. 49,500 220,484
Kyushu Financial Group, Inc. 886,420 7,229,155
Kyushu Railway Co. 3,700 84,717
#LA Holdings Co., Ltd. 14,800 851,894
#Lacto Japan Co., Ltd. 10,400 220,669
*LAND Co., Ltd. 490,800 31,320
LEC, Inc. 32,400 213,788
Leopalace21 Corp. 423,200 1,760,802
Lib Work Co., Ltd. 4,400 18,223
Life Corp. 28,300 465,752
Lifedrink Co., Inc. 56,200 504,959
LIFULL Co., Ltd. 5,500 6,704
#LIKE, Inc. 8,100 81,773
#Link And Motivation, Inc. 66,800 237,011
Lintec Corp. 56,000 1,797,518
Lion Corp. 305,400 2,984,717
#LITALICO, Inc. 30,200 231,648
#Lixil Corp. 253,200 2,615,940
Loadstar Capital KK 15,100 291,487
Look Holdings, Inc. 3,900 64,409

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
M&A Capital Partners Co., Ltd. 26,100 $ 536,307
Mabuchi Motor Co., Ltd. 427,800 4,025,341
Macbee Planet, Inc. 2,600 21,237
Macnica Holdings, Inc. 170,300 2,878,272
Maeda Kosen Co., Ltd. 42,200 491,734
#Maezawa Industries, Inc. 14,500 167,480
Maezawa Kyuso Industries
Co., Ltd. 2,300 21,913
Mammy Mart Holdings Corp. 12,400 88,309
Management Solutions Co.,
Ltd. 10,500 88,580
*Mandom Corp. 88,301 1,738,353
Mani, Inc. 120,700 1,316,335
MarkLines Co., Ltd. 5,800 54,667
Marubun Corp. 27,800 206,852
#Maruchiyo Yamaokaya Corp. 5,600 109,709
Marudai Food Co., Ltd. 26,100 377,747
Marui Group Co., Ltd. 34,200 655,606
#Marumae Co., Ltd. 8,600 104,821
Maruzen CHI Holdings Co.,
Ltd. 100 220
Maruzen Showa Unyu Co.,
Ltd. 10,900 540,461
Marvelous, Inc. 44,300 128,344
#Matching Service Japan Co.,
Ltd. 11,300 68,144
Matsuda Sangyo Co., Ltd. 21,000 889,825
Matsui Securities Co., Ltd. 84,400 494,966
Matsuoka Corp. 5,500 73,179
#Matsuya Co., Ltd. 47,200 505,117
Matsuyafoods Holdings Co.,
Ltd. 11,300 379,299
Max Co., Ltd. 18,800 203,110
Maxell, Ltd. 117,800 1,499,703
Maxvalu Tokai Co., Ltd. 6,500 142,481
#MEC Co., Ltd. 68,800 4,083,086
#Media Do Co., Ltd. 8,100 64,198
Medical System Network Co.,
Ltd., Class A 26,600 88,777
#Medius Holdings Co., Ltd. 2,000 10,440
#*Medley, Inc. 49,700 714,236
Megmilk Snow Brand Co., Ltd. 71,700 1,445,850
Meidensha Corp. 69,400 3,746,683
Meiho Facility Works, Ltd. 3,700 23,068
#Meiji Electric Industries Co.,
Ltd. 15,000 195,750
#Meiji Shipping Group Co.,
Ltd. 22,500 182,923
Meiko Electronics Co., Ltd. 28,900 5,836,987
MEITEC Group Holdings, Inc. 38,300 767,931
Meiwa Corp. 57,100 302,435
#Meiwa Estate Co., Ltd. 20,200 117,432
Members Co., Ltd. 1,300 8,926
Menicon Co., Ltd. 219,601 2,270,212
*Mercari, Inc. 861,400 20,745,500
METAWATER Co., Ltd. 46,300 1,001,608
Micronics Japan Co., Ltd. 112,900 9,337,188
#Midac Holdings Co., Ltd. 12,800 173,166
Shares Value †
JAPAN — (Continued)
#Mie Kotsu Group Holdings,
Inc. 75,600 $ 255,208
Mikuni Corp. 6,400 14,580
Milbon Co., Ltd. 62,100 1,012,511
MIMAKI ENGINEERING Co.,
Ltd. 25,200 240,414
#Mirai Industry Co., Ltd. 9,100 173,342
Miraini Holdings Co., Ltd. 29,662 357,182
MIRAIT ONE Corp. 153,800 3,949,403
#Mirarth Holdings, Inc. 720,601 1,825,587
Miroku Jyoho Service Co., Ltd. 19,500 211,917
#Mitachi Co., Ltd. 1,400 16,733
Mitsuba Corp. 88,000 640,184
Mitsubishi Kakoki Kaisha, Ltd. 82,900 1,682,282
Mitsubishi Logistics Corp. 370,700 3,305,914
Mitsubishi Materials Corp. 428,700 13,930,254
#Mitsubishi Motors Corp. 759,400 1,483,860
Mitsubishi Paper Mills, Ltd. 125,000 743,435
#Mitsubishi Pencil Co., Ltd. 39,800 592,790
Mitsubishi Research Institute,
Inc. 6,100 174,781
Mitsubishi Steel Manufacturing
Co., Ltd. 36,500 418,094
Mitsuboshi Belting, Ltd. 32,700 823,212
Mitsui DM Sugar Co., Ltd. 25,800 545,783
Mitsui E&S Co., Ltd. 40,300 1,444,016
#Mitsui High-Tec, Inc. 551,800 2,267,695
Mitsui Matsushima Holdings
Co., Ltd. 3,300 28,535
#Mitsui-Soko Holdings Co.,
Ltd. 56,300 1,412,665
Mitsuuroko Group Holdings
Co., Ltd. 27,700 352,647
Miura Co., Ltd. 109,000 2,246,010
#Miyaji Engineering Group,
Inc. 35,200 369,510
Miyazaki Bank, Ltd. (The) 94,000 1,187,110
Miyoshi Oil & Fat Co., Ltd. 9,700 132,404
Mizuho Medy Co., Ltd. 19,600 221,634
Mizuno Corp. 76,800 1,622,207
Mochida Pharmaceutical Co.,
Ltd. 29,700 637,762
#Monex Group, Inc. 114,500 491,012
Monogatari Corp. (The) 38,800 1,043,630
Morinaga & Co., Ltd. 92,500 1,579,592
Morinaga Milk Industry Co.,
Ltd. 130,000 3,937,207
Moriroku Co., Ltd. 10,500 162,889
Morita Holdings Corp. 31,600 507,358
Morito Co., Ltd. 8,800 107,708
#Moriya Transportation
Engineering & Manufacturing
Co., Ltd. 14,200 187,394
#Morozoff, Ltd. 5,400 50,794
Mory Industries, Inc. 12,600 75,340
MOS Food Services, Inc. 21,800 548,808
MrMax Holdings, Ltd. 14,000 63,074
MTG Co., Ltd. 6,100 224,607
#MTI, Ltd. 10,800 39,973

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Mugen Estate Co., Ltd. 12,200 $ 172,367
m-up Holdings, Inc. 151,700 697,972
#Musashi Seimitsu Industry
Co., Ltd. 162,000 4,440,126
Musashino Bank, Ltd. (The) 102,900 1,566,762
Muto Seiko Co. 2,100 26,025
Nabtesco Corp. 212,100 7,046,314
#NAC Co., Ltd. 4,200 13,883
Nachi-Fujikoshi Corp. 23,700 769,810
Nafco Co., Ltd. 14,500 200,699
#Nagaileben Co., Ltd. 19,800 213,914
Nagano Keiki Co., Ltd. 21,900 430,439
Nagase & Co., Ltd. 323,200 2,428,563
Nagase Brothers, Inc. 6,000 88,485
#Nagawa Co., Ltd. 1,000 33,120
Nagoya Railroad Co., Ltd. 417,000 4,711,391
#Nakakita Seisakusho Co.,
Ltd. 3,400 125,408
#Nakamoto Packs Co., Ltd. 1,000 12,157
#Nakamuraya Co., Ltd. 4,700 94,777
Nakanishi, Inc. 60,900 1,079,609
Nakano Corp. 6,300 55,681
Nakayama Steel Works, Ltd. 120,000 453,336
Namura Shipbuilding Co., Ltd. 622,600 16,090,935
NANKAI Co., Ltd. 170,700 3,239,057
Nanto Bank, Ltd. (The) 186,000 1,764,985
Nanyo Corp. 4,600 42,300
Nareru Group, Inc. 1,900 27,378
#Natori Co., Ltd. 11,700 138,275
NCD Co., Ltd. 4,300 67,475
#*NE, Inc. 19,600 38,398
#Needs Well, Inc. 2,100 6,084
NEOJAPAN, Inc. 1,000 9,821
*Net Protections Holdings, Inc. 166,600 445,457
New Art Holdings Co., Ltd. 1,100 9,659
Nextage Co., Ltd. 75,200 1,636,400
#NexTone, Inc. 12,500 117,019
NHK Spring Co., Ltd. 112,300 2,055,304
Nicca Chemical Co., Ltd. 1,500 17,594
Nice Corp. 800 9,868
Nichias Corp. 164,700 3,255,007
#Nichiban Co., Ltd. 18,900 219,146
Nichicon Corp. 137,600 2,125,839
Nichiden Corp. 19,200 286,337
Nichiha Corp. 34,700 687,556
Nichimo Co., Ltd. 6,200 88,862
Nichirei Corp. 459,100 5,526,895
Nichireki Group Co., Ltd. 18,400 237,889
Nichirin Co., Ltd. 5,900 148,154
Nifco, Inc. 60,700 1,787,242
#Nihon Dempa Kogyo Co., Ltd. 66,900 806,873
Nihon Denkei Co., Ltd. 300 4,614
Nihon House Holdings Co.,
Ltd. 26,500 51,070
Nihon Kohden Corp. 8,000 73,744
Nihon M&A Center Holdings,
Inc. 797,800 3,332,122
Nihon Nohyaku Co., Ltd. 77,100 486,103
Shares Value †
JAPAN — (Continued)
#Nihon Seiko Co., Ltd. 2,800 $ 39,881
#Nihon Yamamura Glass Co.,
Ltd. 16,100 322,092
Niitaka Co., Ltd. 1,000 14,492
Nikkiso Co., Ltd. 164,862 2,796,357
Nikko Co., Ltd. 19,000 96,998
#Nikkon Holdings Co., Ltd. 40,000 1,297,470
Nippi, Inc. 2,700 202,278
Nippn Corp. 63,600 1,076,336
Nippon Air Conditioning
Services Co., Ltd. 18,900 187,788
Nippon Aqua Co., Ltd. 32,700 143,567
#Nippon Avionics Co., Ltd. 4,700 192,853
Nippon Carbide Industries Co.,
Inc. 10,800 185,255
#Nippon Carbon Co., Ltd. 14,600 446,278
Nippon Chemical Industrial
Co., Ltd. 10,800 231,569
Nippon Chemi-Con Corp. 82,700 1,403,797
#*Nippon Coke & Engineering
Co., Ltd. 1,602,397 1,063,459
#Nippon Concrete Industries
Co., Ltd. 56,100 111,337
Nippon Denko Co., Ltd. 430,700 1,176,348
Nippon Densetsu Kogyo Co.,
Ltd. 25,300 789,490
Nippon Dry-Chemical Co., Ltd. 27,600 523,274
Nippon Electric Glass Co., Ltd. 141,100 7,333,904
Nippon Fine Chemical Co.,
Ltd. 2,300 37,354
Nippon Gas Co., Ltd. 136,900 2,340,854
Nippon Kayaku Co., Ltd. 179,600 1,979,892
#Nippon Kodoshi Corp. 4,100 166,402
Nippon Light Metal Holdings
Co., Ltd. 170,700 3,107,796
Nippon Paper Industries Co.,
Ltd. 450,700 3,773,449
Nippon Parking Development
Co., Ltd. 689,200 1,086,324
Nippon Rietec Co., Ltd. 18,000 311,286
Nippon Seiki Co., Ltd. 26,800 435,764
Nippon Seisen Co., Ltd. 2,000 17,996
Nippon Sharyo, Ltd. 8,900 210,992
*Nippon Sheet Glass Co., Ltd. 510,200 1,559,528
Nippon Shinyaku Co., Ltd. 110,400 3,374,596
Nippon Shokubai Co., Ltd. 331,600 4,565,438
Nippon Signal Co., Ltd. 108,600 1,162,198
#Nippon Ski Resort
Development Co., Ltd. 4,000 11,027
Nippon Soda Co., Ltd. 19,700 456,970
Nippon Thompson Co., Ltd. 111,700 785,510
#Nippon Yakin Kogyo Co., Ltd. 25,100 723,985
Nipro Corp. 304,700 2,953,571
Nireco Corp. 1,100 14,657
Nishimatsu Construction Co.,
Ltd. 24,100 885,843
Nishimatsuya Chain Co., Ltd. 1,100 14,032
Nishi-Nippon Financial
Holdings, Inc. 178,000 4,478,823

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Nishi-Nippon Railroad Co., Ltd. 54,900 $ 1,000,395
Nishio Holdings Co., Ltd. 30,300 833,368
Nissan Shatai Co., Ltd. 34,200 196,856
Nissan Tokyo Sales Holdings
Co., Ltd. 22,300 74,426
Nissei ASB Machine Co., Ltd. 8,200 424,900
Nissha Co., Ltd. 127,601 1,023,544
Nisshin Oillio Group, Ltd. (The) 25,500 294,046
Nisshin Seifun Group, Inc. 1,800 22,904
Nisshinbo Holdings, Inc. 228,200 3,004,222
#Nisso Holdings Co., Ltd. 22,000 85,077
Nissui Corp. 870,700 6,798,133
Nitta Gelatin, Inc. 12,100 91,732
NITTAN Corp. 28,200 107,794
Nitto Fuji Flour Milling Co., Ltd. 4,000 44,798
Nitto Kogyo Corp. 31,200 900,929
Nitto Seiko Co., Ltd. 42,053 205,294
#Nittoc Construction Co., Ltd. 8,400 63,038
Nittoku Co., Ltd., Class B 55,100 859,701
#No.1 Co., Ltd. 1,000 10,319
Noevir Holdings Co., Ltd. 20,100 561,166
Nojima Corp. 132,100 1,027,599
Nomura Co., Ltd. 29,800 222,495
Nomura Micro Science Co.,
Ltd. 79,500 1,854,264
Noritake Co., Ltd. 52,800 1,162,439
Noritsu Koki Co., Ltd. 30,500 404,642
#Noritz Corp. 53,400 800,123
North Pacific Bank, Ltd. 1,356,700 8,588,408
NPC, Inc. 22,000 104,591
#NS Tool Co., Ltd. 15,500 85,757
#NS United Kaiun Kaisha, Ltd. 19,500 945,726
NSD Co., Ltd. 49,500 848,928
NSK, Ltd. 1,000,400 8,094,874
NSW, Inc. 6,000 94,037
NTN Corp. 1,966,200 4,795,518
#*Nxera Pharma Co., Ltd. 343,500 2,128,448
Oat Agrio Co., Ltd. 7,400 127,548
#Obara Group, Inc. 6,300 222,724
#Oenon Holdings, Inc. 43,500 116,033
#Ogaki Kyoritsu Bank, Ltd.
(The) 88,300 3,961,258
Ohara, Inc. 2,000 15,660
#Ohba Co., Ltd. 2,500 19,671
Ohki Healthcare Holdings Co.,
Ltd. 1,100 9,490
#Ohsho Food Service Corp. 19,600 366,222
OIE Sangyo Co., Ltd. 800 11,640
Oiles Corp. 32,500 537,363
#Oisix ra daichi, Inc. 20,300 181,360
Oita Bank, Ltd. (The) 71,700 970,458
#Okabe Co., Ltd. 52,900 321,711
Okada Aiyon Corp. 9,400 131,908
Okamoto Industries, Inc. 8,500 304,840
#Okamoto Machine Tool
Works, Ltd. 6,491 173,972
Okamura Corp. 46,200 737,643
#Okamura Foods Co., Ltd. 7,700 59,456
Okasan Securities Group, Inc. 170,600 984,157
Shares Value †
JAPAN — (Continued)
Oki Electric Industry Co., Ltd. 328,400 $ 7,009,974
Okinawa Cellular Telephone
Co. 31,400 672,263
#Okinawa Electric Power Co.,
Inc. (The) 79,700 475,540
Okinawa Financial Group, Inc. 24,100 865,850
OKUMA Corp. 179,000 5,111,675
Okumura Corp. 26,100 1,024,313
#Okura Industrial Co., Ltd. 12,099 383,342
Okuwa Co., Ltd. 50,974 254,049
Onamba Co., Ltd. 4,800 57,310
#One Career, Inc. 7,200 83,990
Onoken Co., Ltd. 23,900 212,607
Onward Holdings Co., Ltd. 519,600 2,443,733
#Ootoya Holdings Co., Ltd. 1,300 56,329
Open Up Group, Inc. 59,000 660,387
Optex Group Co., Ltd. 71,100 1,326,674
Optimus Group Co., Ltd. 30,200 85,760
Optorun Co., Ltd. 98,100 2,551,019
Organo Corp. 21,400 2,154,954
Oriental Shiraishi Corp. 274,200 650,920
#Oro Co., Ltd. 9,600 122,401
#Osaka Organic Chemical
Industry, Ltd. 24,000 716,761
Osaka Soda Co., Ltd. 7,500 89,547
#*Osaka Steel Co., Ltd. 15,500 243,225
#OSAKA Titanium
Technologies Co., Ltd. 26,900 432,069
Osaki Electric Co., Ltd. 80,500 1,045,902
#OSG Corp. 153,700 3,205,332
OUG Holdings, Inc. 400 10,095
Oval Corp. 16,200 72,262
#*Oxide Corp. 33,200 973,511
OYO Corp. 21,700 379,149
Pack Corp. (The) 62,700 521,750
PAL GROUP Holdings Co.,
Ltd. 54,600 522,290
PALTAC Corp. 28,500 841,151
Paraca, Inc. 4,200 54,060
Park24 Co., Ltd. 249,800 2,913,975
#Pegasus Co., Ltd. 31,000 173,887
Penta-Ocean Construction
Co., Ltd. 552,000 6,164,449
#People Dreams &
Technologies Group Co., Ltd. 4,200 41,436
PHC Holdings Corp. 63,400 402,154
#PIA Corp. 1,100 24,568
#Pickles Holdings Co., Ltd. 6,800 48,080
#Pigeon Corp. 317,900 3,422,337
PILLAR Corp. 19,400 1,129,051
#Pilot Corp. 22,800 696,927
#*PKSHA Technology, Inc. 39,500 831,818
Plus Alpha Consulting Co., Ltd. 47,700 663,882
#Pola Orbis Holdings, Inc. 69,900 576,757
Polaris Holdings Co., Ltd. 1,000 1,123
#Pole To Win Holdings, Inc. 43,200 82,703
Port, Inc. 9,500 144,890
PR Times Corp. 7,700 104,072
Premium Water Holdings, Inc. 600 13,076

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Press Kogyo Co., Ltd. 204,000 $ 1,027,127
Prestige International, Inc. 125,100 530,880
Prima Meat Packers, Ltd. 59,500 946,198
Procrea Holdings, Inc. 36,072 827,535
#Pronexus, Inc. 12,000 82,014
Properst Co., Ltd. 2,300 4,726
#Pro-Ship, Inc. 11,200 109,566
PS Construction Co., Ltd. 39,510 675,456
Punch Industry Co., Ltd. 11,600 35,828
QB Net Holdings Co., Ltd. 17,400 150,677
#Qol Holdings Co., Ltd. 47,399 532,655
Quick Co., Ltd. 21,300 114,312
Raccoon Holdings, Inc. 14,400 58,627
Raito Kogyo Co., Ltd. 113,300 2,776,376
Raiznext Corp. 28,200 406,880
Rakus Co., Ltd. 177,700 971,025
Rasa Corp. 5,500 63,352
#Rasa Industries, Ltd. 56,500 767,251
Relo Group, Inc. 148,300 1,852,508
#Renaissance, Inc. 8,700 56,296
Rengo Co., Ltd. 292,000 2,289,155
#*RENOVA, Inc. 325,601 2,308,431
Resol Holdings Co., Ltd. 2,300 104,062
Resorttrust, Inc. 144,400 1,609,820
Restar Corp. 19,900 364,335
#Retail Partners Co., Ltd. 39,300 324,773
Rheon Automatic Machinery
Co., Ltd. 22,300 216,305
Rhythm Co., Ltd. 3,500 76,051
Riken Keiki Co., Ltd. 10,401 223,014
Riken Technos Corp. 35,500 376,057
Riken Vitamin Co., Ltd. 30,700 542,473
#Ringer Hut Co., Ltd. 32,900 465,456
Rinnai Corp. 7,100 161,387
Rion Co., Ltd. 9,300 200,890
Riso Kagaku Corp. 21,800 146,071
#Riso Kyoiku Group Corp. 69,313 85,809
RIX Corp. 2,300 48,875
Rock Field Co., Ltd. 22,400 185,398
Rohto Pharmaceutical Co.,
Ltd. 1,200 17,617
#Rokko Butter Co., Ltd. 10,600 76,031
#Roland Corp., Registered 19,600 510,935
Rorze Corp. 111,600 2,613,650
Round One Corp. 315,400 1,720,858
Royal Holdings Co., Ltd. 95,600 836,397
Ryobi, Ltd. 52,400 853,688
RYODEN Corp. 17,200 389,101
Ryoyo Ryosan Holdings, Inc. 69,140 1,195,682
S Foods, Inc. 32,700 593,047
S&B Foods, Inc. 12,100 355,962
SAAF Holdings Co., Ltd. 300 578
#Sac's Bar Holdings, Inc. 22,400 105,350
Sagami Holdings Corp. 2,400 26,312
Saibu Gas Holdings Co., Ltd. 32,200 459,457
#Saizeriya Co., Ltd. 64,500 2,090,935
Sakai Chemical Industry Co.,
Ltd. 29,300 693,679
Shares Value †
JAPAN — (Continued)
Sakai Heavy Industries, Ltd. 10,200 $ 132,329
Sakai Moving Service Co., Ltd. 28,900 535,933
Sakata INX Corp. 115,500 1,720,283
Sakata Seed Corp. 16,200 426,438
Sakura Internet, Inc. 4,000 79,895
#Sala Corp. 85,899 570,084
#Samco, Inc., Class D 6,200 457,369
#San Holdings, Inc. 14,800 131,278
San ju San Financial Group,
Inc. 94,100 963,789
San-A Co., Ltd. 26,600 558,463
San-Ai Obbli Co., Ltd. 58,000 853,132
Sangetsu Corp. 44,500 848,228
San-In Godo Bank, Ltd. (The) 84,300 1,007,587
#*Sanken Electric Co., Ltd. 43,100 2,571,615
#Sanki Engineering Co., Ltd. 129,300 1,987,708
Sanko Gosei, Ltd. 37,200 205,579
Sanko Metal Industrial Co.,
Ltd. 16,600 131,461
Sankyo Co., Ltd. 3,500 41,253
Sankyo Tateyama, Inc. 36,600 153,449
Sankyu, Inc. 44,100 2,378,003
#Sanoh Industrial Co., Ltd. 57,500 272,263
Sanoyas Holdings Corp. 4,200 8,309
*Sansan, Inc. 10,500 84,091
Sansei Technologies, Inc. 16,800 228,031
Sansha Electric Manufacturing
Co., Ltd. 16,400 108,632
Sanshin Electronics Co., Ltd. 8,900 153,061
#Santec Holdings Corp.,
Registered 5,500 980,632
Santen Pharmaceutical Co.,
Ltd. 35,100 361,964
Sanyo Chemical Industries,
Ltd. 14,700 468,096
Sanyo Denki Co., Ltd. 32,400 1,430,765
#Sanyo Electric Railway Co.,
Ltd. 22,941 288,986
Sanyo Trading Co., Ltd. 34,800 347,767
Sato Corp. 46,700 620,163
#Sato Shoji Corp. 14,300 250,310
Sawai Group Holdings Co.,
Ltd. 301,500 4,049,052
SBI Global Asset Management
Co., Ltd. 34,100 129,693
SBI Insurance Group Co., Ltd. 5,400 73,054
#SBS Holdings, Inc. 21,600 572,030
Scroll Corp. 32,800 277,336
Seed Co., Ltd. 12,100 41,156
Sega Sammy Holdings, Inc. 30,800 447,834
Segue Group Co., Ltd. 10,600 35,445
Seibu Giken Co., Ltd. 1,900 25,692
Seika Corp. 23,800 453,051
#Seikitokyu Kogyo Co., Ltd. 97,900 907,748
Seiko Electric Co., Ltd. 7,000 112,568
Seiko Group Corp. 86,400 3,214,396
Seino Holdings Co., Ltd. 214,900 3,289,223
Seiren Co., Ltd. 30,100 609,856
Sekisui Kasei Co., Ltd. 43,500 125,471

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
SEMITEC Corp. 2,700 $ 41,558
Senko Group Holdings Co.,
Ltd. 173,200 2,039,760
Senshu Electric Co., Ltd. 15,400 596,522
Senshu Ikeda Holdings, Inc. 910,000 5,365,751
#Septeni Holdings Co., Ltd. 102,400 275,106
#SERAKU Co., Ltd. 7,600 64,455
Seria Co., Ltd. 65,500 1,414,872
Seven Bank, Ltd. 1,376,800 2,322,123
#SFP Holdings Co., Ltd. 6,700 97,098
#Sharingtechnology, Inc. 23,800 176,482
#*Sharp Corp. 191,200 682,661
Shibaura Machine Co., Ltd. 51,700 1,377,413
Shibaura Mechatronics Corp. 752,500 22,953,639
Shibusawa Logistics Corp. 32,400 262,376
Shibuya Corp. 23,900 520,079
#*SHIFT, Inc. 334,900 1,402,389
#Shiga Bank, Ltd. (The) 333,000 4,090,648
Shikibo, Ltd. 11,500 78,156
Shikoku Bank, Ltd. (The) 64,800 1,058,187
Shikoku Electric Power Co.,
Inc. 194,300 1,929,919
#Shima Seiki Manufacturing,
Ltd. 63,500 382,122
Shimadaya Corp. 12,000 130,564
Shimizu Bank, Ltd. (The) 10,700 170,362
#Shimojima Co., Ltd. 22,301 183,867
Shin Nippon Air Technologies
Co., Ltd. 19,600 445,270
#Shin Nippon Biomedical
Laboratories, Ltd. 19,200 175,453
Shinagawa Refra Co., Ltd. 38,700 471,695
Shindengen Electric
Manufacturing Co., Ltd. 8,900 187,138
Shin-Etsu Polymer Co., Ltd. 74,300 1,008,494
Shinko Shoji Co., Ltd. 41,800 435,058
Shinmaywa Industries, Ltd. 184,300 3,002,571
#Shinnihonseiyaku Co., Ltd. 12,900 164,229
Shinsho Corp. 21,200 313,052
Shinwa Co., Ltd. 19,500 121,576
Shinwa Co., Ltd. 9,900 191,108
Ship Healthcare Holdings, Inc. 92,700 1,373,596
Shizuki Electric Co., Inc. 11,000 77,215
#SHO-BOND Holdings Co.,
Ltd. 138,000 1,166,842
#Shochiku Co., Ltd. 7,700 510,041
#Shoei Co., Ltd. 72,200 805,371
Shoei Foods Corp. 11,100 289,710
Shofu, Inc., Class A 22,800 240,360
Showa Sangyo Co., Ltd. 34,500 674,787
SIGMAXYZ Holdings, Inc. 104,900 427,753
#Siix Corp. 99,300 812,371
Simplex Holdings, Inc. 105,300 590,656
Sinanen Holdings Co., Ltd. 1,000 44,095
Sinfonia Technology Co., Ltd. 54,800 4,983,249
Sinko Industries, Ltd. 88,100 685,325
SK-Electronics Co., Ltd. 800 17,102
SKY Perfect JSAT Corp. 79,900 1,759,070
Skymark Airlines, Inc. 32,800 68,026
Shares Value †
JAPAN — (Continued)
Smaregi, Inc. 8,200 $ 125,063
SMK Corp. 4,400 93,781
SMS Co., Ltd. 150,999 1,714,222
#Socionext, Inc. 281,800 3,343,009
#Soda Nikka Co., Ltd. 21,500 138,847
Softcreate Holdings Corp.,
Class B 13,400 152,210
Software Service, Inc. 2,500 179,956
Soken Chemical & Engineering
Co., Ltd. 12,900 277,419
Solasto Corp. 116,400 831,190
#Soliton Systems K.K. 10,700 121,814
Sotetsu Holdings, Inc. 109,300 1,842,417
Space Co., Ltd. 1,400 13,196
SPK Corp., Registered 5,000 40,586
#S-Pool, Inc. 58,100 88,241
#SRE Holdings Corp. 59,600 1,353,984
#SRS Holdings Co., Ltd. 30,900 232,876
St Marc Holdings Co., Ltd.,
Registered 22,600 387,519
#ST. Corp. 9,200 85,774
Star Mica Holdings Co., Ltd. 50,400 526,498
Startia Holdings, Inc. 7,500 133,435
Starts Corp., Inc. 28,900 886,152
Starzen Co., Ltd. 55,200 400,161
Stella Chemifa Corp. 13,300 454,918
#Step Co., Ltd. 4,200 61,591
STI Foods Holdings, Inc. 11,273 80,642
#Strike Group Co., Ltd. 41,400 347,147
#Studio Alice Co., Ltd. 12,200 139,591
#Subaru Enterprise Co., Ltd. 2,500 54,402
#Sugimoto & Co., Ltd.,
Registered 12,600 98,176
Sukegawa Electric Co., Ltd. 2,000 76,577
SUMCO Corp. 569,566 8,999,365
#Sumida Corp. 168,400 1,446,453
#Sumiseki Holdings, Inc. 18,800 92,257
Sumitomo Bakelite Co., Ltd. 41,900 1,470,598
Sumitomo Heavy Industries,
Ltd. 179,494 6,035,250
Sumitomo Osaka Cement Co.,
Ltd. 103,300 2,570,222
#*Sumitomo Pharma Co., Ltd. 29 318
#Sumitomo Rubber Industries,
Ltd. 229,700 2,960,206
Sumitomo Seika Chemicals
Co., Ltd. 39,500 301,723
Sun Frontier Fudousan Co.,
Ltd. 6,900 118,225
#Suncall Corp. 257,300 2,771,592
Sundrug Co., Ltd. 22,200 534,511
#Sun-Wa Technos Corp. 10,000 204,524
Suruga Bank, Ltd. 525,100 7,753,941
#Suzuden Corp. 6,200 67,656
Suzuken Co., Ltd. 76,600 2,712,932
#Suzuki Co., Ltd. 14,900 300,463
Suzumo Machinery Co., Ltd.,
Class A 1,600 10,935
SWCC Corp. 94,500 9,552,216

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Synchro Food Co., Ltd. 15,200 $ 39,769
System Research Co., Ltd. 10,600 111,949
#System Support Holdings,
Inc. 17,800 121,540
#Systems Engineering
Consultants Co., Ltd. 12,500 239,702
Systena Corp. 270,200 734,534
#Syuppin Co., Ltd. 28,800 201,428
T Hasegawa Co., Ltd. 27,100 501,170
T. RAD Co., Ltd. 1,400 99,257
Tachibana Eletech Co., Ltd.,
Class S 14,200 259,706
Tachi-S Co., Ltd., Class S 88,900 1,166,385
Tadano, Ltd. 226,500 1,985,967
Taihei Dengyo Kaisha, Ltd. 39,100 712,860
Taiheiyo Cement Corp. 129,800 2,955,403
Taiheiyo Kouhatsu, Inc. 300 1,734
Taiho Kogyo Co., Ltd., Class A 13,200 99,987
Taikisha, Ltd. 21,100 469,921
Taiko Bank, Ltd. (The) 7,400 118,340
Taisei Lamick Group Head
Quarter & Innovation Co., Ltd. 600 8,948
Taiyo Holdings Co., Ltd. 79,600 2,452,943
Taiyo Yuden Co., Ltd. 260,800 10,638,037
Takamatsu Construction
Group Co., Ltd. 29,100 628,592
#Takamiya Co., Ltd. 45,700 114,319
Takaoka Toko Co., Ltd. 12,701 611,930
#Takara & Co., Ltd. 6,900 148,607
Takara Holdings, Inc. 239,000 2,699,531
Takara Standard Co., Ltd. 47,500 898,440
Takasago International Corp. 86,400 646,187
Takasago Thermal
Engineering Co., Ltd. 13,600 391,063
#Takashima & Co., Ltd. 98,602 493,309
Takashimaya Co., Ltd. 518,600 6,165,418
#Take And Give Needs Co.,
Ltd. 12,700 55,758
#TAKEBISHI Corp. 4,100 57,822
Takeuchi Manufacturing Co.,
Ltd. 58,500 2,620,657
#Taki Chemical Co., Ltd. 3,300 96,343
#Tama Home Co., Ltd. 15,600 353,901
Tamron Co., Ltd. 116,200 801,584
Tamura Corp. 230,600 1,231,691
TANABE ENGINEERING
Corp. 900 14,864
Tanseisha Co., Ltd. 121,800 1,106,036
Taoka Chemical Co., Ltd. 2,400 13,799
TASUKI Holdings, Inc. 5,700 29,026
#Tauns Laboratories, Inc. 3,300 10,256
Tayca Corp. 25,600 309,575
#Tazmo Co., Ltd. 12,300 227,939
TDC Soft, Inc. 24,100 145,795
TechMatrix Corp. 45,800 529,299
#TECHNO HORIZON Co., Ltd. 4,500 33,885
Techno Ryowa, Ltd. 8,400 367,723
Techno Smart Corp. 1,200 14,534
#Technoflex Corp. 2,600 79,391
Shares Value †
JAPAN — (Continued)
Teijin, Ltd. 467,400 $ 4,696,221
Teikoku Corp. 15,400 271,531
Tekken Corp. 16,400 509,671
Temairazu, Inc., Registered 2,400 37,661
Tenpos Holdings Co., Ltd. 1,200 28,372
Tera Probe, Inc. 6,201 403,230
Terasaki Electric Co., Ltd. 5,000 128,267
#Tess Holdings Co., Ltd. 233,901 1,153,795
THK Co., Ltd. 28,300 1,060,629
TKC Corp. 9,500 217,941
TOA Corp. 87,800 1,559,843
TOA ROAD Corp. 18,100 181,687
Toagosei Co., Ltd. 48,200 523,662
TOBISHIMA HOLDINGS, Inc. 38,900 498,708
Tobu Railway Co., Ltd. 22,200 395,677
Tocalo Co., Ltd. 84,500 1,687,789
#Tochigi Bank, Ltd. (The) 458,500 2,788,363
Toda Corp. 299,900 2,711,836
Toei Animation Co., Ltd. 3,600 60,075
Toenec Corp. 54,200 845,313
#Togami Electric
Manufacturing Co., Ltd. 600 24,275
Toho Bank, Ltd. (The) 759,700 3,233,591
Toho Co., Ltd. 39,400 349,485
Toho Gas Co., Ltd. 174,800 1,323,507
#Toho Holdings Co., Ltd. 31,400 896,484
Toho Titanium Co., Ltd. 67,800 1,451,575
#*Toho Zinc Co., Ltd. 73,300 533,244
#Tokai Carbon Co., Ltd. 472,200 3,371,889
Tokai Corp. 24,500 410,405
TOKAI Holdings Corp. 113,800 828,600
Tokai Rika Co., Ltd. 60,000 1,106,921
Tokai Tokyo Financial
Holdings, Inc. 501,300 2,252,099
Tokushu Tokai Paper Co., Ltd. 23,200 235,250
Tokuyama Corp. 196,800 5,020,940
Tokyo Base Co., Ltd. 38,100 101,143
Tokyo Electron Device, Ltd. 29,300 646,000
Tokyo Energy & Systems, Inc. 58,900 711,138
Tokyo Keiki, Inc. 5,700 273,169
Tokyo Kiraboshi Financial
Group, Inc. 36,400 2,708,427
#Tokyo Rope Manufacturing
Co., Ltd. 11,700 126,404
#Tokyo Sangyo Co., Ltd. 13,800 76,880
Tokyo Seimitsu Co., Ltd. 101,300 11,073,476
Tokyo Steel Manufacturing
Co., Ltd. 162,200 1,756,507
#Tokyo Tekko Co., Ltd. 53,400 612,019
Tokyotokeiba Co., Ltd. 16,200 572,719
Tokyu Construction Co., Ltd. 311,900 2,929,816
Toli Corp. 72,500 297,486
Tomato Bank, Ltd. 2,900 28,925
#Tomen Devices Corp. 2,700 261,549
Tomoe Engineering Co., Ltd. 30,800 347,103
Tomoku Co., Ltd. 7,500 167,751
TOMONY Holdings, Inc. 500,600 2,823,971
Tomy Co., Ltd. 63,800 1,036,361
Topre Corp. 48,400 734,779

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Topy Industries, Ltd. 16,200 $ 304,658
#Torex Semiconductor, Ltd. 3,917 49,317
#Toridoll Holdings Corp. 33,800 872,474
#Torishima Pump
Manufacturing Co., Ltd., Class
A 22,700 466,443
Tosei Corp. 87,600 912,308
Toshiba TEC Corp. 31,300 538,295
Tosho Co., Ltd. 24,100 128,416
Totech Corp. 25,600 620,784
Totetsu Kogyo Co., Ltd. 20,800 732,689
Tottori Bank, Ltd. (The) 2,400 24,351
Toukei Computer Co., Ltd. 1,000 27,568
#Toumei Co., Ltd. 6,900 32,452
Towa Bank, Ltd. (The) 81,600 545,198
Towa Corp. 32,800 611,187
Towa Pharmaceutical Co., Ltd. 31,600 798,545
Toyo Corp. 16,800 190,723
Toyo Gosei Co., Ltd. 600 58,084
Toyo Kanetsu KK 17,400 303,574
Toyo Seikan Group Holdings,
Ltd. 1,400 28,937
#Toyo Tanso Co., Ltd. 92,900 3,598,500
Toyo Tire Corp. 800 19,507
Toyobo Co., Ltd. 291,100 2,647,124
Toyoda Gosei Co., Ltd. 140,000 4,133,754
Toyota Boshoku Corp. 177,401 2,499,610
Traders Holdings Co., Ltd. 16,900 112,483
Transaction Co., Ltd. 34,100 246,548
#*Transaction Media
Networks, Inc. 5,500 10,810
Transcosmos, Inc. 19,000 466,194
TRE Holdings Corp. 155,600 1,587,725
#Treasure Factory Co., Ltd. 20,500 222,785
#Tri Chemical Laboratories,
Inc. 170,600 3,483,743
Trial Holdings, Inc. 5,100 127,577
Trusco Nakayama Corp. 80,200 1,107,001
#*Tsubaki Nakashima Co., Ltd. 94,300 196,176
Tsubakimoto Chain Co. 70,000 1,049,296
Tsubakimoto Kogyo Co., Ltd. 8,400 149,126
#Tsuburaya Fields Holdings,
Inc. 119,000 1,078,332
Tsugami Corp. 104,400 3,124,572
Tsukada Global Holdings, Inc. 16,600 65,678
Tsukishima Holdings Co., Ltd. 92,100 1,836,652
#Tsukuba Bank, Ltd. 699,800 2,590,115
Tsumura & Co. 153,900 3,585,648
Tsurumi Manufacturing Co.,
Ltd. 21,000 291,203
UACJ Corp. 129,720 2,270,648
UBE Corp. 286,300 4,323,595
#Ubicom Holdings, Inc. 8,600 51,752
Uchida Yoko Co., Ltd. 46,200 593,770
ULS Group, Inc. 26,000 82,129
#Ultrafabrics Holdings Co., Ltd. 6,900 29,281
Ulvac, Inc. 83,044 5,173,259
Umios Corp. 214,600 1,815,209
U-Next Holdings Co., Ltd. 67,400 656,774
Shares Value †
JAPAN — (Continued)
Unipres Corp. 144,500 $ 1,207,048
#Unisia Holdings Co. 1,100 12,958
UNISOL Holdings Co.rp. 29,300 405,363
#United Arrows, Ltd. 42,500 667,991
#United Super Markets
Holdings, Inc. 104,381 544,869
*Universal Entertainment Corp. 73,800 344,734
Urbanet Corp. Co., Ltd. 31,700 111,260
User Local, Inc. 5,900 58,132
Ushio, Inc. 122,900 2,478,313
UT Group Co., Ltd. 2,084,100 2,447,110
#V Technology Co., Ltd. 20,600 634,938
Valor Holdings Co., Ltd. 38,200 899,512
#Valqua, Ltd. 23,000 849,813
#Value HR Co., Ltd. 17,700 157,680
#ValueCommerce Co., Ltd. 29,900 89,106
Vector, Inc. 39,300 312,484
Vega Corp. Co., Ltd. 6,000 61,683
Vertex Corp. 19,100 239,382
#Vision, Inc. 172,300 1,201,773
*Visional, Inc. 14,601 688,377
Vital KSK Holdings, Inc. 55,300 494,049
VT Holdings Co., Ltd. 160,400 491,318
#Wacoal Holdings Corp. 26,400 778,329
Wacom Co., Ltd. 163,100 746,260
Wakachiku Construction Co.,
Ltd. 4,100 94,321
Wakita & Co., Ltd. 55,900 647,449
Warabeya Nichiyo Holdings
Co., Ltd. 22,700 401,547
#Waseda Academy Co., Ltd. 5,100 63,008
#Watahan & Co., Ltd. 14,400 129,568
*Wavelock Holdings Co., Ltd. 1,300 8,735
#WDB Holdings Co., Ltd. 18,500 175,904
Wealth Management, Inc. 1,500 10,309
#Weathernews, Inc. 27,400 355,821
Wellneo Sugar Co., Ltd. 10,500 179,104
#West Holdings Corp. 96,600 1,773,512
#Will Group, Inc., Preference 17,400 124,805
WingArc1st, Inc. 19,900 338,175
WIN-Partners Co., Ltd. 100 802
Workman Co., Ltd. 10,000 459,462
World Co., Ltd. 103,500 1,001,943
World Holdings Co., Ltd. 14,600 238,326
*W-Scope Corp. 102,300 148,843
Xebio Holdings Co., Ltd. 40,192 254,687
#YAC Holdings Co., Ltd. 78,500 582,595
Yahagi Construction Co., Ltd. 47,700 648,967
#YAKUODO Holdings Co., Ltd. 22,142 248,259
YAMABIKO Corp. 36,900 915,995
#YAMADA Consulting Group
Co., Ltd. 7,700 80,142
Yamada Holdings Co., Ltd. 476,800 1,589,181
Yamae Group Holdings Co.,
Ltd. 21,400 390,295
Yamagata Bank, Ltd. (The) 35,600 576,352
Yamaguchi Financial Group,
Inc. 288,500 4,946,872
Yamaha Corp. 25,400 182,349

Dimensional International Small Cap ETF
continued
Shares Value †
JAPAN — (Continued)
Yamaichi Electronics Co., Ltd. 60,900 $ 4,037,848
#Yamami Co. 1,400 36,897
Yamanashi Chuo Bank, Ltd.
(The) 40,200 1,380,147
#Yamatane Corp. 27,700 357,066
Yamau Holdings Co., Ltd. 900 12,314
#Yamaura Corp. 2,400 22,070
Yamax Corp. 7,500 69,877
Yamaya Corp. 2,200 32,950
Yamazen Corp. 87,900 864,388
Yashima Denki Co., Ltd. 19,600 366,972
YE DIGITAL Corp. 300 1,761
Yellow Hat, Ltd. 127,700 1,236,214
Yodoko, Ltd. 19,700 168,457
Yokogawa Bridge Holdings
Corp. 59,500 1,112,504
Yokorei Co., Ltd. 91,999 970,450
Yokowo Co., Ltd. 31,901 900,813
Yondenko Corp. 44,700 578,771
#Yondoshi Holdings, Inc. 21,800 256,945
Yonex Co., Ltd. 54,700 923,971
#Yorozu Corp. 15,200 82,448
Yoshicon Co., Ltd. 2,100 34,038
#*Yoshimura Food Holdings
KK 12,100 52,043
#Yoshinoya Holdings Co., Ltd. 191,500 3,860,429
#Yossix Holdings Co., Ltd. 6,300 130,056
Yotai Refractories Co., Ltd.,
Registered 800 8,520
Yuasa Co., Ltd. 16,100 613,363
#Yukiguni Factory Co., Ltd. 22,600 151,431
Yurtec Corp. 46,100 732,811
#Yushin Co 26,300 111,943
*Yutaka Giken Co., Ltd. 800 15,290
Zacros Corp. 64,700 565,230
Zenrin Co., Ltd. 44,500 241,661
Zeon Corp. 458,800 5,343,225
ZERIA Pharmaceutical Co.,
Ltd. 28,500 392,658
#ZIGExN Co., Ltd. 47,100 122,630
Zojirushi Corp., Class B 8,400 84,158
#Zuiko Corp. 15,300 85,724
TOTAL JAPAN 1,279,127,950
NETHERLANDS — (2.9%)
Aalberts NV, Registered 134,021 5,074,838
Acomo NV 28,874 877,248
Aegon, Ltd. 503,176 4,145,913
Aegon, Ltd.- NYS 1,053,094 8,666,964
*AFC Ajax NV 38 383
Akzo Nobel NV 233,500 13,662,467
Ω*Alfen N.V. 3,379 47,129
Allfunds Group PLC 403,625 4,128,672
AMG Critical Materials NV 73,319 3,077,320
APERAM SA 103,308 5,499,387
Arcadis NV 35,644 1,521,961
*Avantium NV 482 4,201
Ω*Basic-Fit NV 94,247 3,157,487
Shares Value †
NETHERLANDS — (Continued)
BE Semiconductor Industries
NV 84,568 $ 24,522,815
Brunel International NV 16,452 139,725
#*CM.com NV 3,925 27,855
Corbion NV 80,646 1,797,431
ΩCTP NV 177,519 3,348,472
#*Fastned BV, Class A 561 18,755
*Flow Traders, Ltd. 92,077 2,961,655
ForFarmers NV 87,065 620,959
Fugro NV 132,302 1,916,678
*Havas NV 76,206 1,448,171
IMCD NV 141,169 16,584,642
*InPost SA 280,599 5,009,756
Kendrion NV 13,338 284,759
Koninklijke BAM Groep NV 641,569 7,032,965
Koninklijke Heijmans NV 59,147 5,970,345
Koninklijke Vopak NV 109,562 5,480,157
*Magnum Ice Cream Co. NV
(The) 137,529 2,006,922
#*Magnum Ice Cream Co. NV
(The) 19,059 284,551
Nedap NV 2,970 294,394
#*Pharming Group NV 1,110,153 1,864,840
PostNL NV 200,734 223,108
#Randstad NV 292,813 8,635,181
SBM Offshore NV 268,945 11,496,288
ΩSignify NV 228,348 5,175,116
Sligro Food Group NV 64,373 981,664
TKH Group NV 66,069 3,372,892
*TomTom NV 57,623 314,315
Van Lanschot Kempen NV 49,685 3,800,044
TOTAL NETHERLANDS 165,478,425
NEW ZEALAND — (0.2%)
AFT Pharmaceuticals, Ltd. 1,337 2,755
#Air New Zealand, Ltd. 1,374,456 343,916
Briscoe Group, Ltd. 1,327 3,555
CDL Investments New
Zealand, Ltd. 284 112
Channel Infrastructure NZ, Ltd. 673,402 1,205,258
Colonial Motor Co., Ltd. (The) 8 37
Delegat Group, Ltd. 104 239
*Fletcher Building, Ltd. 421,442 692,268
#Freightways Group, Ltd. 179,592 1,337,548
Genesis Energy, Ltd. 555,445 807,737
#*Gentrack Group, Ltd. 44,995 159,740
Hallenstein Glasson Holdings,
Ltd. 40,885 235,897
#Heartland Group Holdings,
Ltd. 1,129,444 751,407
*KMD Brands, Ltd. 431,603 15,754
Napier Port Holdings, Ltd. 9,520 20,738
NZME, Ltd. 3,618 2,364
NZX, Ltd. 323,482 266,630
#*Oceania Healthcare, Ltd. 992,937 435,522
PGG Wrightson, Ltd. 2,410 3,093
*Rakon, Ltd. 10,360 9,393
*Ryman Healthcare, Ltd. 642,516 801,958
Sanford, Ltd. 2,932 12,912

Dimensional International Small Cap ETF
continued
Shares Value †
NEW ZEALAND — (Continued)
Scales Corp., Ltd. 157,925 $ 564,380
*Serko, Ltd. 34,967 34,792
Skellerup Holdings, Ltd. 165,891 573,314
#SKY Network Television, Ltd. 136,213 259,032
#*SKYCITY Entertainment
Group, Ltd. 830,179 310,368
*Steel & Tube Holdings, Ltd. 9,152 2,182
Summerset Group Holdings,
Ltd. 209,409 1,006,045
Tourism Holdings, Ltd. 15,015 18,299
TOWER, Ltd. 506,150 601,953
Turners Automotive Group,
Ltd. 5,315 26,911
*Vista Group International, Ltd. 189,293 209,519
#*Warehouse Group, Ltd.
(The), Registered 34,693 13,481
TOTAL NEW ZEALAND 10,729,109
NORTHERN IRELAND — (0.0%)
*Morrow Bank AB 31,302 43,374
TOTAL NORTHERN IRELAND 43,374
NORWAY — (0.9%)
2020 Bulkers, Ltd. 114,232 37,011
ABG Sundal Collier Holding
ASA 458,084 353,069
AF Gruppen ASA 20,377 390,341
#*Agilyx ASA 4,470 10,427
Akastor ASA 178,379 299,133
*Aker BioMarine ASA 34,374 370,988
Aker Solutions ASA 317,118 1,437,200
*Archer, Ltd. 98,624 304,801
*ArcticZymes Technologies
ASA 29,913 70,420
Arendals Fossekompani ASA 104 2,107
*Atea ASA, Class A 65,698 1,103,135
Austevoll Seafood ASA 63,018 632,713
#*BEWi ASA 42,003 62,671
*BLUENORD ASA 30,356 1,922,009
Bonheur ASA 1,282 36,864
Borregaard ASA 22,460 367,951
Bouvet ASA 68,729 380,490
*BW Energy, Ltd. 49,766 308,677
BW Offshore, Ltd. 187,112 1,057,994
*Cadeler A/S 48,718 335,170
*Cloudberry Clean Energy
ASA 222,861 314,793
DNO ASA 468,128 997,891
Ω*Elkem ASA 640,346 1,865,433
ΩElmera Group ASA 119,200 444,633
Elopak ASA 112,114 430,855
*Endur ASA 17,606 217,269
#*Ensurge Micropower ASA 455,926 31,367
ΩEuropris ASA 141,916 1,443,172
#*FLEX LNG, Ltd. 15,939 516,902
#*FLEX LNG, Ltd. 425 13,783
#Grieg Seafood ASA 80,752 314,932
#*Hexagon Purus ASA 90,591 15,484
*Himalaya Shipping, Ltd. 21,260 289,986
*Himalaya Shipping, Ltd. 33,084 451,666
Shares Value †
NORWAY — (Continued)
Hoegh Autoliners ASA 209,622 $ 2,985,715
ΩKid ASA 35,497 502,924
Kitron ASA 404,273 4,363,190
ΩKlaveness Combination
Carriers ASA 33,967 374,628
*Kongsberg Automotive ASA 1,394,414 285,700
#*LINK Mobility Group Holding
ASA 467,808 1,244,122
*Magnora ASA 49,412 160,146
Medistim ASA 1,926 46,584
MPC Container Ships ASA 1,243,049 2,929,034
ΩMulticonsult ASA 23,942 408,187
*Napatech A/S 38,854 138,248
*Nekkar ASA 51,770 79,859
#*NEL ASA 1,414,267 450,007
NORBIT ASA 84,897 2,077,114
Norconsult Norge A/S 7,678 32,478
Ω*Norske Skog ASA 87,962 440,633
Norwegian Air Shuttle ASA 76,660 119,449
*NRC Group ASA 95,112 88,031
*Nykode Therapeutics ASA 78,627 27,258
Odfjell Drilling, Ltd. 14,257 152,339
Odfjell SE, Class A 21,575 268,105
Odfjell Technology, Ltd. 25,450 191,506
*OKEA ASA 48,415 204,015
ΩOkeanis Eco Tankers Corp. 7,827 432,363
ΩOkeanis Eco Tankers Corp. 4,607 255,047
*Panoro Energy ASA 215,357 812,572
Paratus Energy Services, Ltd. 85,148 470,471
Pareto Bank ASA 62,516 450,258
*Petronor E&P ASA 90,291 141,125
*Pexip Holding ASA 100,142 730,940
*PhotoCure ASA 46,837 331,292
Ω*poLight ASA 128,447 81,603
Reach Subsea ASA 36,068 26,946
#*Salmon Evolution ASA 360,630 183,366
*SATS ASA 385,867 1,715,177
Ω*Scatec ASA 323,970 4,196,502
Sea1 offshore, Inc. 111,094 354,685
*SED Energy Holdings PLC,
Class A 111,696 103,980
Selvaag Bolig ASA 36,595 137,291
Solstad Maritime ASA 131,027 404,239
Solstad Offshore ASA 30,361 214,426
Sparebanken More 27,376 338,426
Stolt-Nielsen, Ltd., Class R 18,865 612,434
TGS ASA 472,277 7,640,626
Wilh. Wilhelmsen Holding
ASA, Class A 1,997 148,552
Wilh. Wilhelmsen Holding
ASA, Class B 325 21,731
Zalaris ASA 10,082 107,511
*Zaptec ASA 125,862 492,484
TOTAL NORWAY 54,804,656
PORTUGAL — (0.4%)
#Altri SGPS SA 55,139 322,756
#Banco Comercial Portugues
SA, Class R 2,142,525 2,284,576

Dimensional International Small Cap ETF
continued
Shares Value †
PORTUGAL — (Continued)
#Corticeira Amorim SGPS SA 105,848 $ 797,138
CTT-Correios de Portugal SA 188,586 1,418,023
#EDP Renovaveis SA 113,731 1,891,781
Galp Energia SGPS SA 316,909 7,420,120
Ibersol SGPS SA 12,345 173,775
#Mota-Engil SGPS SA 113,475 642,131
#Navigator Co. SA (The) 238,456 935,944
NOS SGPS SA 271,777 1,791,698
REN - Redes Energeticas
Nacionais SGPS SA 454,073 2,010,752
Semapa-Sociedade de
Investimento e Gestao 12,923 351,696
Sonae SGPS SA 1,104,282 2,523,392
*Teixeira Duarte SA 232,808 121,800
TOTAL PORTUGAL 22,685,582
SINGAPORE — (1.4%)
*AEM Holdings, Ltd. 1,383,615 7,985,215
ASL Marine Holdings, Ltd. 299,000 90,389
Aztech Global, Ltd. 296,500 239,798
Banyan Tree Holdings, Ltd. 22,200 10,808
BRC Asia, Ltd. 27,600 96,873
#Centurion Corp., Ltd. 288,700 371,770
China Aviation Oil Singapore
Corp., Ltd. 392,800 653,870
City Developments, Ltd. 657,200 4,210,869
ComfortDelGro Corp., Ltd. 5,322,200 6,184,960
#*COSCO SHIPPING
International Singapore Co.,
Ltd. 2,493,000 234,902
CSE Global, Ltd. 1,182,178 1,271,708
Delfi, Ltd. 361,500 300,883
DFI Retail Group Holdings,
Ltd. 342,900 1,433,322
Far East Orchard, Ltd. 22,208 22,146
First Resources, Ltd. 704,800 1,931,414
Food Empire Holdings, Ltd. 253,400 648,647
Frasers Property, Ltd. 160,800 143,938
Frencken Group, Ltd. 1,732,800 3,646,425
*Gallant Venture, Ltd. 163,400 8,981
Genting Singapore, Ltd. 804,500 429,555
Geo Energy Resources, Ltd. 1,157,800 563,650
Golden Agri-Resources, Ltd. 8,597,800 2,126,581
GuocoLand, Ltd. 189,700 366,426
Hiap Hoe, Ltd. 600 320
Ho Bee Land, Ltd. 227,100 381,606
Hong Fok Corp., Ltd. 541,100 422,751
Hong Leong Asia, Ltd. 263,700 602,542
Hotel Grand Central, Ltd. 100 60
Hour Glass, Ltd. (The) 79,800 147,250
HRnetgroup, Ltd. 6,400 3,744
Hutchison Port Holdings Trust,
Class U 6,939,300 1,457,253
#iFAST Corp., Ltd. 463,300 3,175,854
Indofood Agri Resources, Ltd. 2,100 692
ISDN Holdings, Ltd. 41,875 20,057
Keppel Infrastructure Trust 4,525,485 1,918,858
LHN, Ltd. 178,000 89,451
#Marco Polo Marine, Ltd. 5,526,700 681,317
Shares Value †
SINGAPORE — (Continued)
Mermaid Maritime PCL 845,400 $ 80,321
Mewah International, Inc. 700 162
*mm2 Asia, Ltd. 263,400 620
Nanofilm Technologies
International, Ltd. 143,900 164,967
NETLINK NBN TRUST 4,003,100 3,174,694
*Oceanus Group, Ltd. 1,302,300 3,068
Olam Group, Ltd. 1,895,300 1,517,966
OUE, Ltd. 101,100 88,117
*Oxley Holdings, Ltd. 27,300 1,715
Pan-United Corp., Ltd. 175,400 216,229
#Propnex, Ltd. 233,600 320,992
Q&M Dental Group Singapore,
Ltd. 161,400 74,139
QAF, Ltd. 15,200 12,413
#Raffles Education, Ltd. 660,816 76,275
Raffles Medical Group, Ltd. 962,200 751,748
#*Rex International Holding,
Ltd. 1,253,900 94,519
#Riverstone Holdings, Ltd. 968,100 566,318
SATS, Ltd. 961,400 2,491,162
SBS Transit, Ltd. 14,700 42,592
Seatrium, Ltd. 3,228,800 5,957,897
Sheng Siong Group, Ltd. 1,419,500 3,377,241
SIA Engineering Co., Ltd.,
Registered 463,300 1,142,289
Singapore Land Group, Ltd. 164,200 482,202
#StarHub, Ltd. 622,300 517,952
Straits Trading Co., Ltd. 178,230 246,308
Tai Sin Electric, Ltd. 200 89
*Thomson Medical Group, Ltd. 842,200 37,694
Tiong Woon Corp. Holding,
Ltd. 161,800 139,751
Tuan Sing Holdings, Ltd. 1,273,450 329,974
UMS Integration, Ltd. 1,819,650 3,114,787
UOB-Kay Hian Holdings, Ltd. 546,417 1,746,235
UOL Group, Ltd. 773,900 6,459,548
Venture Corp., Ltd. 571,600 7,270,951
Vicom, Ltd. 200 283
#Wee Hur Holdings, Ltd. 1,084,300 617,265
Wing Tai Holdings, Ltd. 613,000 774,944
TOTAL SINGAPORE 83,768,312
SPAIN — (1.9%)
Acciona SA 32,830 9,527,663
Acerinox SA 413,393 6,755,073
Almirall SA 118,354 1,746,543
#*Amper SA 1,206,119 262,028
#Atresmedia Corp. de Medios
de Comunicacion SA 158,064 960,458
#Audax Renovables SA 182,813 309,664
Azkoyen SA 32 400
Banco de Sabadell SA 131,925 510,380
Bankinter SA 344,104 5,717,710
CIE Automotive SA 52,081 1,771,712
Construcciones y Auxiliar de
Ferrocarriles SA 24,702 1,854,505
Corp ACCIONA Energias
Renovables SA 75,290 1,974,808

Dimensional International Small Cap ETF
continued
Shares Value †
SPAIN — (Continued)
*Deoleo SA 13,813 $ 5,120
*Distribuidora Internacional de
Alimentacion SA 15,492 712,376
Ebro Foods SA 69,654 1,483,808
#*eDreams ODIGEO SA 20,055 81,986
Elecnor SA 59,528 2,643,035
Enagas SA 351,947 7,039,105
#*Ence Energia y Celulosa SA 159,382 457,311
Faes Farma SA 381,411 2,172,192
Fluidra SA 137,170 3,200,440
ΩGestamp Automocion SA 256,812 971,540
ΩGlobal Dominion Access SA 114,227 444,189
*Grenergy Renovables SA 27,124 3,843,585
#Grifols SA 386,611 4,063,479
Grupo Empresarial San Jose
SA 3,460 33,809
Indra Sistemas SA 109,141 6,249,029
Laboratorios Farmaceuticos
Rovi SA 13,459 1,253,571
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 482,689 673,799
Logista Integral SA 71,998 2,810,733
Mapfre SA 455,289 2,224,960
Melia Hotels International SA 178,281 2,323,459
Miquel y Costas & Miquel SA 276 4,532
ΩNeinor Homes SA 70,996 1,385,808
*Nueva Expresion Textil SA 164,766 162,934
*Obrascon Huarte Lain SA 502,542 260,208
*Pharma Mar SA 24,767 2,789,077
Prim SA 28 434
ΩProsegur Cash SA 208,809 160,193
*Realia Business SA 360 437
Redeia Corp. SA 389,758 6,812,352
Renta 4 Banco SA 12 273
Sacyr SA 815,088 4,472,811
*Solaria Energia y Medio
Ambiente SA 157,512 4,491,738
Ω#*Talgo SA 18,677 60,578
*Tecnicas Reunidas SA 96,381 3,986,480
#Tubacex SA 47,975 162,359
ΩUnicaja Banco SA 1,931,096 6,256,671
Vidrala SA 33,087 2,984,692
Viscofan SA 64,247 4,521,889
TOTAL SPAIN 112,591,936
SWEDEN — (2.5%)
ΩAcadeMedia AB 190,822 2,041,892
AddLife AB, Class B 165,600 2,557,771
Addnode Group AB, Class B 244,006 1,261,977
AFRY AB 254,751 3,078,412
ΩAlimak Group AB 31,519 371,337
Alleima AB 347,107 3,074,549
Alligo AB, Class B 34,266 514,070
ΩAmbea AB, Class B 229,297 3,472,207
*Annehem Fastigheter AB,
Class B 270 518
AQ Group AB 112,587 2,660,158
Arjo AB, Class B 695,020 1,820,954
Atrium Ljungberg AB, Class B 140,899 451,546
Shares Value †
SWEDEN — (Continued)
ΩAttendo AB 256,365 $ 2,948,285
Avarda Bank AB 52,842 953,816
Beijer Alma AB, Class B 51,466 1,610,416
Bergman & Beving AB 35,665 1,204,651
Betsson AB, Class B 130,325 1,322,703
#*Better Collective A/S 38,144 586,266
*BHG Group AB 251,432 625,597
*BICO Group AB, Class B 7,439 17,287
Bilia AB, Class A 66,397 901,379
Billerud Aktiebolag 376,077 2,560,863
Ω*BioArctic AB, Class B 8,700 304,484
BioGaia AB, Class B 140,006 1,796,249
Bjorn Borg AB 4,709 34,203
*Bonava AB, Class B 559,752 523,336
Ω*BoneSupport Holding AB 13,410 319,745
Ω#*Boozt AB 108,399 1,386,051
ΩBravida Holding AB 330,403 3,406,916
BTS Group AB, Class B 3,752 60,750
Bufab AB 178,510 2,288,318
*Bulten AB 41,987 209,438
Byggmax Group AB 78,106 403,113
*Carasent AB 67,531 174,450
Catella AB 35,262 81,372
*Cavotec Group AB 208 290
Cellavision AB 18,723 245,271
#*Cint Group AB 101,113 63,169
Clas Ohlson AB, Class B 52,846 2,275,624
Cloetta AB, Class B 340,815 1,743,878
*Coffee Stain Group AB 26,958 63,040
ΩCoor Service Management
Holding AB 220,137 1,306,274
#Corem Property Group AB,
Class B 711,213 245,683
Corem Property Group AB,
Class D 3,731 95,776
CTT Systems AB 906 11,869
Dios Fastigheter AB 229,670 1,577,571
Ω*Dometic Group AB 683,056 2,303,456
Duni AB 17,443 160,254
Ω*Dustin Group AB 353,861 63,873
*Dynavox Group AB 235,666 2,087,445
Eastnine AB 62,301 297,637
*Egetis Therapeutics AB 2,191 1,329
Elanders AB, Class B 9,715 50,823
#*Electrolux AB, Class B 382,841 2,105,400
Electrolux Professional AB,
Class B 313,798 1,568,668
#Elekta AB, Class B 983,223 5,659,013
#*Embracer Group AB, Class
B 232,896 1,588,402
*Enad Global 7 AB 43,408 78,259
*Enea AB 26,084 224,417
Engcon AB, Class B 41,109 296,813
Ependion AB 3,708 50,899
Ework Group AB 12,346 85,403
Fagerhult Group AB 193,981 465,459
#*Fasadgruppen Group AB 11,286 24,580
*Fastighets AB Trianon, Class
B 12,228 23,063

Dimensional International Small Cap ETF
continued
Shares Value †
SWEDEN — (Continued)
*Fastighetsbolaget Emilshus
AB, Class B 3,078 $ 17,566
FastPartner AB, Class A 57,937 247,982
FastPartner AB, Class D 6,511 51,444
Fenix Outdoor International AG 3,375 155,401
FormPipe Software AB 132 357
*GiG Software PLC 216 54
Granges AB 96,798 1,817,336
*Gruvaktiebolaget Viscaria 84,057 147,365
Hanza AB 108,804 1,601,736
Heba Fastighets AB, Class B 130,691 359,503
Hemnet Group AB 76,912 985,103
*Hexatronic Group AB 364,867 1,503,732
HMS Networks AB 8,923 519,839
Hufvudstaden AB, Class A 25,350 336,195
Humana AB 63,743 334,151
*Humble Group AB 98,853 77,891
Husqvarna AB, Class B 399,612 1,900,467
Instalco AB 352,063 1,456,671
#*International Petroleum
Corp. 99,134 2,766,610
*Intrum AB 37,001 142,455
INVISIO AB 69,018 1,984,326
Inwido AB 60,530 917,904
#*ITAB Shop Concept AB 50,143 71,866
JM AB 248,688 3,099,226
John Mattson
Fastighetsforetagen AB 25,940 165,141
Kabe Group AB, Class B 20 384
*Karnell Group AB, Class B 9,348 69,717
*Karnov Group AB, Class B 76,470 552,950
*K-Fast Holding AB, Class B 154,063 172,848
Klarabo Sverige AB, Class B 111,430 171,988
KNOW IT AB 66,776 571,630
Lime Technologies AB 5,705 135,967
Lindab International AB 85,868 1,408,874
Logistea AB, Class B 266,723 403,606
Loomis AB, Class B 5,250 242,755
*Medcap AB 12,430 644,615
MEKO AB 135,131 987,349
Micro Systemation AB, Class B 284 1,977
Midsona AB, Class B 36,354 48,527
MIPS AB 17,905 526,783
*Modern Times Group MTG
AB, Class B 141,218 1,921,697
Momentum Group AB, Class B 39,447 456,212
ΩMunters Group AB 34,559 747,442
*NCAB Group AB 138,187 1,076,890
NCC AB, Class B 198,063 4,264,437
Nederman Holding AB 18,048 227,456
*Neobo Fastigheter AB 136,834 239,004
New Wave Group AB, Class B 138,637 1,443,776
Nilorngruppen AB, Class B 9,322 50,580
Nivika Fastigheter AB, Class B 45,951 195,190
#*Nobia AB 1,590,924 296,453
Nolato AB, Class B 226,149 1,212,398
*Norion Bank AB 86,441 491,444
Note AB 26,567 489,881
Shares Value †
SWEDEN — (Continued)
NP3 Fastigheter AB 24,249 $ 682,764
Nyfosa AB 224,343 1,624,637
OEM International AB, Class B 58,968 920,349
#*Orron Energy AB 252,374 258,596
*Ovzon AB 67,870 396,866
Peab AB, Class B 240,240 2,322,709
Platzer Fastigheter Holding
AB, Class B 101,242 756,150
Prevas AB, Class B 7,857 71,166
*Pricer AB, Class B 164,065 67,297
Proact IT Group AB 41,351 507,731
#Ratos AB, Class B 399,816 1,411,385
RaySearch Laboratories AB,
Class B 107,275 2,187,961
Rejlers AB, Class B 10,495 164,482
Rusta AB 55,077 600,067
Rvrc Holding AB 156,441 938,453
#*Samhallsbyggnadsbolaget i
Norden AB 3,602,532 1,308,327
*Samhallsbyggnadsbolaget i
Norden AB, Class D 62,670 55,748
Scandi Standard AB 57,073 920,383
ΩScandic Hotels Group AB 338,349 3,273,083
*Sdiptech AB, Class B 63,400 1,550,069
*Sensys Gatso Group AB 4,041 17,100
*Senzime AB 54,323 27,802
Ω*Sinch AB 863,630 2,687,438
SinterCast AB 36 368
#*Sivers Semiconductors AB 129,449 531,681
#SkiStar AB 49,200 847,662
#*Smartcraft Group AB 53,653 98,701
Solid Forsakring AB 15,929 164,767
*Stendorren Fastigheter AB,
Class B 14,556 293,892
Stenhus Fastigheter I Norden
AB 9,499 11,622
*Stillfront Group AB 1,130,240 632,194
Storskogen Group AB, Class B 1,798,264 1,756,300
Svedbergs Group AB, Class B 30,458 180,077
*Swedish Logistic Property AB,
Class B 56,569 231,427
Synsam AB 269,057 1,646,000
Systemair AB 56,794 435,843
ΩThule Group AB 657 16,248
#Troax Group AB 12,998 149,481
VBG Group AB, Class B 29,962 1,088,126
*Vestum AB 225,599 264,323
*Viaplay Group AB, Class B 835,991 131,653
*Vimian Group AB 7,437 24,195
Vitec Software Group AB,
Class B 50,533 1,390,601
Vitrolife AB 42,087 476,281
Volati AB 26,710 239,619
*XANO Industri AB, Class B 167 1,074
TOTAL SWEDEN 142,864,566
SWITZERLAND — (6.9%)
Accelleron Industries AG 138,827 14,840,403
#Adecco Group AG 190,834 4,372,796

Dimensional International Small Cap ETF
continued
Shares Value †
SWITZERLAND — (Continued)
*AEVIS VICTORIA SA 37 $ 646
Allreal Holding AG, Registered 32,643 8,911,554
ALSO Holding AG, Registered 2,981 611,409
*ams-OSRAM AG 227,270 3,612,258
APG SGA SA 1,468 338,820
*Arbonia AG 95,154 502,508
*Aryzta AG 43,150 3,442,951
Ascom Holding AG, Registered 49,924 336,423
Autoneum Holding AG 4,668 680,458
*Avolta AG 137,862 7,580,162
Bachem Holding AG, Class B 10,783 976,199
Banque Cantonale de Geneve,
Class BR 22,466 1,028,429
Banque Cantonale Vaudoise,
Registered 40,003 6,301,860
#Barry Callebaut AG,
Registered 4,127 6,168,996
*Basilea Pharmaceutica Ag
Allschwil, Registered 14,081 979,485
#Belimo Holding AG, Class R 14,788 13,482,314
Bell Food Group AG 3,325 794,208
Berner Kantonalbank AG,
Registered 7,738 4,027,065
BKW AG 32,308 6,452,924
Bossard Holding AG,
Registered, Class A 6,455 1,316,505
Bucher Industries AG,
Registered 11,066 4,379,422
Burckhardt Compression
Holding AG 7,748 5,171,608
Burkhalter Holding AG 7,300 1,728,739
Bystronic AG 1,963 488,460
Cembra Money Bank AG 41,299 5,045,866
Cham Swiss Properties AG 148 5,034
#*Cicor Technologies, Ltd.,
Registered 5,547 974,564
Cie Financiere Tradition SA,
Class BR 4,848 1,822,533
*Clariant AG, Registered 430,149 4,424,971
#Coltene Holding AG,
Registered 3,257 194,075
Cosmo NV 8,916 934,866
CPH Group AG 973 71,664
Daetwyler Holding AG, Class
BR 5,986 1,201,716
DKSH Holding AG 44,846 3,417,712
dormakaba Holding AG 39,976 2,652,969
*EFG International AG 167,583 3,600,018
Emmi AG, Registered 2,679 2,798,725
#*Feintool International
Holding AG, Registered 2,779 33,119
Flughafen Zurich AG,
Registered 40,923 11,595,853
#Forbo Holding AG,
Registered 1,898 1,781,385
ΩGalenica AG 87,050 9,266,559
Georg Fischer AG, Registered 97,867 5,336,038
Glarner Kantonalbank 3,539 106,797
Shares Value †
SWITZERLAND — (Continued)
Helvetia Baloise Holding AG,
Registered 69,402 $ 18,991,149
Hiag Immobilien Holding AG 9,371 1,634,428
Huber + Suhner AG,
Registered 17,771 5,146,898
Hypothekarbank Lenzburg AG,
Class R 3 15,958
Implenia AG, Registered 45,869 3,607,114
Inficon Holding AG, Registered 27,800 5,133,073
Interroll Holding AG, Class R 1,066 2,227,280
Intershop Holding AG 8,114 1,759,650
Investis Holding SA 3,956 804,301
Jungfraubahn Holding AG,
Registered 9,843 3,436,019
Kardex Holding AG,
Registered 14,834 5,292,099
*Komax Holding AG, Class R 3,013 208,045
#*Kudelski SA, Class BR 543 868
*Landis+Gyr Group AG 38,481 2,578,358
Lastminute.com NV 3,953 59,645
Liechtensteinische
Landesbank AG 11,255 1,383,039
#Logitech International SA,
Class R 75,812 7,526,615
Logitech International SA,
Class R 5,589 548,430
Luzerner Kantonalbank AG,
Registered 28,239 3,719,221
ΩMedacta Group SA 9,052 1,638,979
ΩMedmix AG 35,203 374,514
#Meier Tobler Group AG 2,340 101,134
#Metall Zug AG, Registered 108 100,121
*Meyer Burger Technology
AG, Class A 2,821 17
Mikron Holding AG, Registered 11,480 239,274
Mobilezone Holding AG,
Registered 57,308 1,065,480
Mobimo Holding AG,
Registered 17,956 8,564,143
Ω#*Montana Aerospace AG 68,617 1,798,668
Naturenergie Holding AG 4,060 173,915
*Novavest Real Estate AG,
Class B 3,745 208,787
#OC Oerlikon Corp. AG
Pfaeffikon 302,414 1,320,560
Orell Fuessli AG, Registered 4 844
*Peach Property Group AG 18,587 118,360
Phoenix Mecano AG,
Registered 504 273,251
Plazza AG, Registered, Class
A 1,020 581,702
Ω*PolyPeptide Group AG 20,668 1,008,227
PSP Swiss Property AG,
Registered 78,510 15,670,879
#*Rieter Holding AG,
Registered 40,445 168,338
Romande Energie Holding SA,
Registered 11,789 780,858

Dimensional International Small Cap ETF
continued
Shares Value †
SWITZERLAND — (Continued)
#*Santhera Pharmaceuticals
Holding AG, Registered 2,571 $ 55,888
Schweiter Technologies AG,
Registered 953 336,941
Ω*Sensirion Holding AG 11,157 961,552
SFS Group AG 22,671 3,449,714
#*Siegfried Holding AG,
Registered 59,704 6,008,190
#*SIG Group AG 214,463 3,474,517
SKAN Group AG, Class A 6,868 400,461
*Softwareone Holding AG 111,523 984,245
#Softwareone Holding AG 227,416 2,005,030
Sonova Holding AG 10,401 2,276,902
St. Galler Kantonalbank AG,
Registered 4,186 3,441,721
Stadler Rail AG 109,928 3,199,234
Sulzer AG, Registered 40,626 7,709,096
Sunrise Communications AG 99,699 5,948,412
Swatch Group AG (The), Class
BR 49,682 11,482,669
#Swatch Group AG (The),
Registered 39,920 1,847,841
Swiss Prime Site AG,
Registered 113,963 19,716,379
Swissquote Group Holding SA,
Registered 25,034 12,637,841
Tecan Group AG, Class R 13,649 2,054,200
Temenos AG, Registered 107,625 10,170,050
TX Group AG 4,527 717,790
Valiant Holding AG 40,113 9,314,648
ΩVAT Group AG 31,688 23,622,663
Vaudoise Assurances Holding
SA 1,608 1,681,918
Vetropack Holding AG, Class
A 19,859 514,219
Vontobel Holding AG, Class R 40,979 3,468,845
VP Bank AG, Class A 4,744 521,685
#V-ZUG Holding AG 2,467 125,550
Walliser Kantonalbank,
Registered 2,691 529,907
Warteck Invest AG, Registered 259 678,921
#Ypsomed Holding AG,
Registered 6,187 2,159,774
Zehnder Group AG,
Registered 10,525 884,205
Zug Estates Holding AG, Class
B 143 435,189
Zuger Kantonalbank, Class BR 101 1,498,114
TOTAL SWITZERLAND 396,365,618
UNITED KINGDOM — (10.8%)
4imprint Group PLC 29,055 1,438,695
*accesso Technology Group
PLC 5,724 20,573
Advanced Medical Solutions
Group PLC 405,972 1,340,515
AG Barr PLC 107,250 934,167
ΩAirtel Africa PLC 627,720 3,024,643
AJ Bell PLC 688,297 4,863,497
Shares Value †
UNITED KINGDOM — (Continued)
ΩAlfa Financial Software
Holdings PLC 239,339 $ 487,836
*AO World PLC 626,390 748,175
Ashmore Group PLC 897,879 2,532,880
Ashtead Technology Holdings
PLC 32,519 210,336
*ASOS PLC 12,484 38,084
Ω#*Aston Martin Lagonda
Global Holdings PLC 77,427 42,547
ATALAYA MINING COPPER
SA 279,663 2,823,535
*Auction Technology Group
PLC 54,542 259,399
ΩAutotrader Group PLC 794,436 5,354,390
Aviva PLC 340,185 2,882,642
Avon Technologies PLC 8,113 190,059
#B&M European Value Retail
PLC 2,144,896 4,879,003
Babcock International Group
PLC 771,662 11,570,945
Balfour Beatty PLC 657,089 7,285,909
Barratt Redrow PLC,
Registered 1,255,528 4,277,107
Beazley PLC 594,807 10,313,264
Bellway PLC 286,698 7,429,246
*Berkeley Group Holdings PLC 113,332 4,937,254
Bloomsbury Publishing PLC 182,334 1,516,312
Bodycote PLC 374,303 3,463,696
#*boohoo Group PLC 224,396 51,836
Breedon Group PLC 688,675 2,867,296
ΩBridgepoint Group PLC 299,654 1,018,771
Brooks Macdonald Group PLC 10,782 204,382
*Burberry Group PLC 533,125 8,387,490
#Bytes Technology Group PLC 404,877 1,657,095
C&C Group PLC 755,575 1,207,409
*Canal+ SA 428,028 1,334,243
*Capita PLC 43,640 171,377
Card Factory PLC 459,752 418,570
Central Asia Metals PLC 276,375 552,059
Chemring Group PLC 415,862 2,949,777
Chesnara PLC 669,235 2,782,720
Clarkson PLC 45,120 2,965,000
*Close Brothers Group PLC 333,824 1,998,626
ΩCMC Markets PLC 175,477 877,480
Coats Group PLC 2,969,408 3,353,052
#Cohort PLC 31,271 518,407
Computacenter PLC 145,722 7,429,462
Conduit Holdings, Ltd., Class
WI 204,018 1,223,964
ΩConvatec Group PLC 1,821,237 5,216,827
Cranswick PLC 101,027 7,399,385
#Crest Nicholson Holdings
PLC 750,457 673,037
Croda International PLC 145,534 5,634,123
Currys PLC 1,902,762 3,224,188
CVS Group PLC 130,092 2,045,283
#DCC PLC 112,663 8,481,262
DFS Furniture PLC 297,176 508,808
Diploma PLC 879 82,893

Dimensional International Small Cap ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
DiscoverIE Group PLC 162,279 $ 1,424,506
Domino's Pizza Group PLC 255,180 672,348
Dr. Martens PLC 554,551 468,707
Drax Group PLC 650,409 7,809,292
Dunelm Group PLC 306,283 3,129,753
easyJet PLC 74,500 355,938
Ecora Royalties PLC 210,437 392,897
Elementis PLC 1,449,419 2,914,909
Endeavour Mining PLC 164,242 9,438,696
Energean PLC 247,708 3,007,489
EnQuest PLC 435,913 124,391
Entain PLC 253,245 1,870,638
Essentra PLC 47,988 53,145
Everplay Group PLC 34,411 122,509
#*Evoke PLC 144,925 76,507
FDM Group Holdings PLC 4,669 6,624
Fevertree Drinks PLC 12,432 137,257
Firstgroup PLC 1,504,329 3,323,784
Foresight Group Holdings, Ltd. 147,841 804,576
ΩForterra PLC 459,009 980,490
*Frasers Group PLC 250,183 2,228,435
Fresnillo PLC 3,708 162,998
*Frontier Developments PLC 3,208 13,513
Fuller Smith & Turner PLC,
Class A 50,010 441,712
Future PLC 109,778 497,933
FW Thorpe PLC 45,193 153,525
Galliford Try Holdings PLC 82,606 585,938
Games Workshop Group PLC 64,710 17,137,704
Gamma Communications PLC 127,254 1,563,873
GB Group PLC 361,151 1,042,839
Genuit Group PLC 419,321 1,463,225
Genus PLC 8,042 256,148
*Georgia Capital PLC 96,813 5,156,905
Goodwin PLC 1,470 230,112
Grafton Group PLC 410,840 4,888,188
Grainger PLC 1,396,027 3,040,862
Greencore Group PLC 1,351,764 4,621,478
Greggs PLC 71,282 1,469,382
Gulf Keystone Petroleum, Ltd. 465,492 1,257,471
Halfords Group PLC 488,876 967,229
Harbour Energy PLC 954,162 3,798,911
Harworth Group PLC 340,140 615,646
Hays PLC 899,169 408,091
*Helios Towers PLC 1,469,237 3,988,933
Henry Boot PLC 108,547 241,160
Hikma Pharmaceuticals PLC 230,280 4,376,109
Hill & Smith PLC 168,973 5,900,921
Hilton Food Group PLC 103,622 758,241
Hiscox, Ltd. 689,102 14,495,188
Hochschild Mining PLC 866,011 7,331,298
Hollywood Bowl Group PLC 380,255 1,315,019
Howden Joinery Group PLC 751,832 7,938,002
Hunting PLC, Class U 345,941 2,388,005
ΩIbstock PLC 1,482,659 2,065,069
IG Group Holdings PLC 558,373 11,403,884
IMI PLC 266,411 10,107,342
Shares Value †
UNITED KINGDOM — (Continued)
Impax Asset Management
Group PLC, Registered 18,888 $ 25,358
Inchcape PLC 776,645 8,719,210
IntegraFin Holdings PLC 457,205 2,025,340
International Workplace Group
PLC 1,415,082 3,553,473
Investec PLC 390,868 3,340,798
Ithaca Energy PLC 413,226 1,517,198
ITV PLC 6,422,079 6,981,279
J D Wetherspoon PLC 221,349 1,759,555
James Halstead PLC 594,221 1,096,521
JD Sports Fashion PLC 5,010,441 4,582,056
JET2 PLC 164,369 2,461,336
Johnson Matthey PLC 311,487 8,795,385
Johnson Service Group PLC 1,075,317 1,884,201
ΩJTC PLC 1,459 26,011
Jupiter Fund Management
PLC 1,112,286 2,312,476
Kainos Group PLC 105,318 1,189,965
Keller Group PLC 138,535 4,209,211
Kier Group PLC 969,225 2,678,829
Kingfisher PLC 2,246,886 8,744,268
Lancashire Holdings, Ltd. 517,849 4,039,098
Lion Finance Group PLC 78,020 11,704,272
Liontrust Asset Management
PLC 17,015 61,154
LSL Property Services PLC 110,165 330,830
ΩLuceco PLC 104,822 309,088
Man Group PLC 1,807,941 6,264,607
Marshalls PLC 714,321 1,271,552
*Marston's PLC 410,362 287,731
ME GROUP INTERNATIONAL
PLC 357,806 709,855
Mears Group PLC 277,878 1,491,491
*Metro Bank Holdings PLC 880,575 1,785,273
*Mitchells & Butlers PLC 753,989 2,576,751
Mitie Group PLC 2,343,842 5,535,381
MJ Gleeson PLC 52,202 162,440
*Mobico Group PLC,
Registered 1,440 444
Mondi PLC 450,791 4,644,387
MONY Group PLC 917,845 2,217,535
Moonpig Group PLC 742,657 2,131,334
Morgan Advanced Materials
PLC 512,226 1,520,836
Morgan Sindall Group PLC 81,124 5,163,398
Mortgage Advice Bureau
Holdings, Ltd. 34,009 245,853
MP Evans Group PLC 80,295 1,961,768
NCC Group PLC 670,632 1,100,831
Next 15 Group PLC 9,831 31,861
Nichols PLC 19,584 260,793
Ninety One PLC 226,060 661,666
#*Ocado Group PLC 813,707 2,178,230
ΩOn the Beach Group PLC 179,874 399,383
OSB Group PLC 775,003 5,560,409
*OXB 1,167 9,515
Oxford Instruments PLC 86,990 3,411,419

Dimensional International Small Cap ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
*Oxford Nanopore
Technologies PLC 105,640 $ 161,348
Pagegroup PLC 752,841 1,367,742
Pan African Resources PLC 6,793,016 12,885,980
Paragon Banking Group PLC,
Class A 336,570 3,423,234
#PayPoint PLC 129,471 1,108,364
Pennon Group PLC 723,746 5,404,098
Persimmon PLC 548,326 7,875,592
Pets at Home Group PLC 1,102,649 2,696,989
*Pinewood Technologies
Group PLC 62,799 213,762
Playtech PLC 458,089 2,272,020
Plus500, Ltd. 165,138 10,093,362
Polar Capital Holdings PLC 178,887 1,655,371
Porvair PLC 1,949 19,068
PPHE Hotel Group, Ltd. 30,644 629,603
Premier Foods PLC 1,288,246 3,460,787
PZ Cussons PLC 431,325 446,610
QinetiQ Group PLC 1,069,269 6,456,995
Rank Group PLC 402,264 520,923
Reach PLC 243,935 192,915
Renew Holdings PLC 148,700 1,828,643
Renishaw PLC 5,555 357,340
RHI Magnesita NV 10,901 391,797
Rightmove PLC 565,493 3,330,317
*Robert Walters PLC 26,991 34,843
Rotork PLC 1,362,824 5,718,557
RS GROUP PLC 503,963 4,122,537
RWS Holdings PLC 40,733 49,206
S4 Capital PLC 66,666 39,315
ΩSabre Insurance Group PLC 471,039 969,063
*Saga PLC 19,342 154,805
Savills PLC 212,352 2,386,334
Schroders PLC 10,493 82,698
Senior PLC 910,526 3,532,384
Serco Group PLC 2,505,742 9,581,419
Serica Energy PLC 704,738 2,757,970
*SIG PLC 380,863 41,403
#*SigmaRoc PLC 969,439 1,624,250
Softcat PLC 183,142 3,406,911
Spirax Group PLC 39,967 3,892,861
ΩSpire Healthcare Group PLC 642,618 1,423,344
SSP Group PLC 1,412,754 3,050,421
St. James's Place PLC 70,052 1,159,886
SThree PLC 16,457 37,524
#*Synthomer PLC 29,645 27,755
Tate & Lyle PLC 493,076 2,459,618
Tatton Asset Management
PLC 1,951 16,384
Taylor Wimpey PLC 4,728,754 5,000,430
TBC Bank Group PLC 84,677 5,580,545
*Team Internet Group PLC 106,937 47,226
Telecom Plus PLC 107,800 1,713,855
*THG PLC 291,777 123,384
TP ICAP Group PLC 1,613,242 6,931,557
Ω*Trainline PLC 649,385 2,101,907
Travis Perkins PLC 386,824 2,743,805
Shares Value †
UNITED KINGDOM — (Continued)
Treatt PLC 7,511 $ 30,517
Ω*Trustpilot Group PLC 148,338 524,883
*TT Electronics PLC 193,363 311,621
#*Tullow Oil PLC 165,436 33,765
*Vanquis Banking Group PLC 43,116 64,915
Vesuvius PLC 461,423 2,763,823
Victorian Plumbing Group PLC 58,250 65,697
Victrex PLC 50,093 410,453
*Videndum PLC 81 424
*Vistry Group PLC 1,250,508 5,553,131
Volex PLC, Registered, Class
R 271,773 2,204,703
Volution Group PLC, Class R 455,414 3,799,655
Vp PLC 6,452 42,960
Ω*Watches of Switzerland
Group PLC 338,190 2,352,882
*Watkin Jones PLC 107,192 32,773
WH Smith PLC 167,085 1,159,051
Whitbread PLC 186,177 5,651,693
Wickes Group PLC 528,900 1,434,510
WPP PLC 118,773 431,244
#WPP PLC, Sponsored ADR 52,640 952,258
*XP Power, Ltd. 7,816 186,075
XPS Pensions Group PLC 420,524 1,728,564
YouGov PLC 260 670
Young & Co's Brewery PLC,
Class A 61,586 642,706
Young & Co's Brewery PLC,
Class NV 43,412 378,717
Zigup PLC, Class B 491,559 2,681,826
TOTAL UNITED KINGDOM 624,501,504
UNITED STATES — (0.6%)
*Coeur Mining, Inc. 48,371 867,131
*Coeur Mining, Inc. 503,924 9,055,514
*Dauch Corporation 14,382 82,079
#Diversified Energy Co. 18,533 303,209
Diversified Energy Co. 41,706 694,405
#*Hut 8 Corp., Class U 96,770 7,333,230
*Indivior, Ltd. 27,537 1,012,811
International Paper Co. 124,888 3,894,689
#*Keel Infrastructure Corp. 775,795 2,350,659
*Keel Infrastructure Corp. 139,466 421,134
#Royal Gold, Inc. 24,175 5,641,962
Sunococorp LLC 50,138 3,343,202
TOTAL UNITED STATES 35,000,025
TOTAL COMMON STOCKS 5,553,104,503
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Draegerwerk AG & Co. KGaA
2.260% 11,692 1,233,004
Einhell Germany AG, Class P
1.970% 8,651 774,295
FUCHS SE 2.910% 133,574 6,295,753
Jungheinrich AG 3.120% 37,366 1,123,855
Porsche Automobil Holding SE
6.170% 203,267 7,386,932
Sixt SE, Class A 4.660% 12,564 860,710

Dimensional International Small Cap ETF
continued
Shares Value †
GERMANY — (Continued)
STO SE & Co. KGaA 0.300% 176 $ 21,182
TOTAL GERMANY 17,695,731
TOTAL PREFERRED
STOCKS 17,695,731
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Imugene, Ltd. 08/31/26 536 4
TOTAL AUSTRALIA 4
ITALY — (0.0%)
*Fincantieri SpA 09/30/26 3,708 5,175
*Geox SpA 09/30/26 160 3
TOTAL ITALY 5,178
Shares Value †
NORWAY — (0.0%)
*Atlantic Sapphire ASA
12/14/26 510 $ 11
TOTAL NORWAY 11
UNITED KINGDOM — (0.0%)
*Greencore Group CVR
01/16/29 357,237 9,709
TOTAL UNITED KINGDOM 9,709
TOTAL RIGHTS/WARRANTS 14,902
TOTAL INVESTMENT SECURITIES — (96.3%)
(Cost $4,488,317,407) 5,570,815,136
SECURITIES LENDING COLLATERAL — (3.7%)
@§The DFA Short Term
Investment Fund 18,383,287 212,694,626
TOTAL INVESTMENTS — ( 100.0% )
(Cost $4,701,012,033) $ 5,783,509,762
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $225,515,946 which represented 4.0% of the net assets of the Fund.
As of April 30, 2026 , Dimensional International Small Cap ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ............................. 28 06/18/26 $ 9,285,621 $ 10,141,250 $855,629
Total Futures Contracts ............................
$9,285,621 $10,141,250 $855,629
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ...................... $ 340,078,765 $ — $ 399,431 $ 340,478,196
Austria ....................... 74,583,157 — — 74,583,157
Belgium ...................... 77,350,619 — — 77,350,619
Brazil ........................ — 2,597,183 — 2,597,183
Canada ...................... 793,104,669 — 979 793,105,648
Denmark ..................... 130,717,554 — — 130,717,554
Finland ....................... 127,579,373 — — 127,579,373
France ....................... 312,101,943 — — 312,101,943
Germany ..................... 369,767,631 — — 369,767,631
Hong Kong .................... 96,352,269 — 126 96,352,395
Ireland ....................... 17,514,440 — — 17,514,440
Israel ........................ 62,027,969 — — 62,027,969
Italy ......................... 220,967,338 — — 220,967,338
Japan ........................ 1,279,127,950 — — 1,279,127,950
Netherlands ................... 165,478,425 — — 165,478,425
New Zealand .................. 10,729,109 — — 10,729,109

Dimensional International Small Cap ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Northern Ireland ................ $ 43,374 $ — $ — $ 43,374
Norway ....................... 54,790,873 13,783 — 54,804,656
Portugal ...................... 22,685,582 — — 22,685,582
Singapore ..................... 83,767,692 620 — 83,768,312
Spain ........................ 112,591,936 — — 112,591,936
Sweden ...................... 142,864,566 — — 142,864,566
Switzerland .................... 396,365,601 17 — 396,365,618
United Kingdom ................ 624,501,504 — — 624,501,504
United States .................. 33,987,214 1,012,811 — 35,000,025
Preferred Stocks
Germany ..................... 17,695,731 — — 17,695,731
Rights/Warrants
Australia ...................... — 4 — 4
Italy ......................... 5,178 — — 5,178
Norway ....................... 11 — — 11
United Kingdom ................ — 9,709 — 9,709
Securities Lending Collateral ........ — 212,694,626 — 212,694,626
Total Investments .................
$5,566,780,473 $216,328,753 $400,536> $5,783,509,762
Financial Instruments
Assets
Futures Contracts** ............... 855,629 — — 855,629
Total Other Financial Instruments ....
$855,629 $– $– $855,629
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

Dimensional International High Profitability ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value †
COMMON STOCKS — (97.2%)
AUSTRALIA — (6.6%)
ALS, Ltd., Registered 382,676 $ 5,854,647
Ampol, Ltd. 72,358 1,829,602
Aristocrat Leisure, Ltd. 270,083 9,180,632
BHP Group, Ltd. 2,139,812 82,643,646
#BHP Group, Ltd., Sponsored
ADR 467,129 37,043,330
Brambles, Ltd. 1,284,798 20,903,415
Capricorn Metals, Ltd. 208,636 1,699,484
Cochlear, Ltd. 13,269 896,734
Codan, Ltd. 70,712 2,118,940
Coles Group, Ltd. 1,432,805 22,775,802
Computershare, Ltd. 443,176 9,615,975
#Eagers Automotive, Ltd. 107,586 1,856,371
#Endeavour Group, Ltd. 1,016,018 2,447,057
Evolution Mining, Ltd. 2,145,053 18,351,976
Fortescue, Ltd. 840,263 11,870,681
*Genesis Minerals, Ltd. 887,117 3,705,569
*Greatland Resources, Ltd. 128,950 1,239,512
HUB24, Ltd., Registered 9,794 586,759
Insurance Australia Group, Ltd. 1,557,380 8,408,768
#JB Hi-Fi, Ltd. 106,230 5,879,264
Lottery Corp., Ltd. (The) 2,202,003 8,738,861
Medibank Pvt., Ltd. 2,700,037 9,104,171
#*Mineral Resources, Ltd. 94,166 4,313,200
Netwealth Group, Ltd. 108,652 1,840,394
Northern Star Resources, Ltd. 512,089 7,731,479
Perseus Mining, Ltd. 1,433,583 5,596,552
#Pro Medicus, Ltd. 24,653 2,382,138
Qantas Airways, Ltd., Class B 125,834 760,837
#Ramsay Health Care, Ltd. 3,484 97,638
#REA Group, Ltd. 47,971 5,857,903
Regis Resources, Ltd. 42,806 212,965
Rio Tinto, Ltd. 161,425 19,427,821
SGH, Ltd. 142,387 3,965,773
Technology One, Ltd. 314,185 6,322,462
Telstra Group, Ltd. 1,806,281 6,908,675
Wesfarmers, Ltd. 466,456 24,454,297
Whitehaven Coal, Ltd. 516,593 3,123,506
Woolworths Group, Ltd. 842,955 20,841,761
*Xero, Ltd. 31,885 1,834,811
#Yancoal Australia, Ltd. 200,431 1,100,921
TOTAL AUSTRALIA 383,524,329
AUSTRIA — (0.2%)
ΩBAWAG Group AG 292 49,907
Erste Group Bank AG 11,635 1,285,680
OMV AG 110,315 7,783,699
#Verbund AG 62,319 4,689,569
TOTAL AUSTRIA 13,808,855
BELGIUM — (0.8%)
Anheuser-Busch InBev SA/NV 141,639 10,700,018
Anheuser-Busch InBev SA/NV,
Sponsored ADR 4,801 362,716
KBC Group NV 146,638 19,480,520
Shares Value †
BELGIUM — (Continued)
UCB SA 66,776 $ 18,110,232
TOTAL BELGIUM 48,653,486
CANADA — (11.7%)
Agnico Eagle Mines, Ltd. 109,644 20,636,097
Agnico Eagle Mines, Ltd. 72,247 13,558,189
Alamos Gold, Inc., Class A 4,704 187,317
Alamos Gold, Inc., Class B 191,918 7,665,205
Alimentation Couche-Tard, Inc. 368,641 21,764,742
ARC Resources, Ltd. 582,480 13,788,484
*Aritzia, Inc., Class B 2,470 260,175
Barrick Mining Corp. 339,912 13,372,138
Barrick Mining Corp. 176,725 6,929,552
BCE, Inc. 46,576 1,107,577
#BCE, Inc. 366 8,680
#Canadian Imperial Bank of
Commerce 14,400 1,604,736
Canadian Imperial Bank of
Commerce 31,249 3,479,841
Canadian National Railway Co. 219,610 24,624,869
Canadian Natural Resources,
Ltd. 1,051,083 50,126,148
Canadian Natural Resources,
Ltd., Class A 38,128 1,816,339
Canadian Tire Corp., Ltd.,
Class A 29,484 4,092,148
CCL Industries, Inc., Class B 148,816 9,378,765
*Celestica, Inc. 448 183,558
*Celestica, Inc. 106,061 43,441,525
Cenovus Energy, Inc. 29,450 859,851
Cenovus Energy, Inc. 997,432 29,164,912
CGI, Inc. 51,405 3,363,943
CGI, Inc. 36,887 2,409,539
Constellation Software, Inc. 4,738 8,611,631
Dollarama, Inc. 229,882 29,320,046
Element Fleet Management
Corp. 168,011 4,003,084
Empire Co., Ltd., Class A 115,559 3,947,905
Fairfax Financial Holdings, Ltd. 10,727 18,525,925
George Weston, Ltd. 139,662 10,058,825
#Gildan Activewear, Inc.,
Class A 83,496 5,175,917
Hudbay Minerals, Inc. 2,328 53,800
iA Financial Corp., Inc. 62,652 8,047,037
*IAMGOLD Corp. 183,831 3,101,229
*IAMGOLD Corp. 63,204 1,061,526
Imperial Oil, Ltd. 74,074 9,927,398
#Imperial Oil, Ltd. 4,713 630,062
Intact Financial Corp. 120,566 23,184,884
Keyera Corp. 158,407 6,107,707
Kinross Gold Corp. 1,362,418 41,199,520
Loblaw Cos., Ltd. 223,830 10,297,726
Lundin Gold, Inc. 98,017 6,574,074
Lundin Mining Corp.,
Registered 52,200 1,336,927

Dimensional International High Profitability ETF
continued
Shares Value †
CANADA — (Continued)
#Magna International, Inc. 243,556 $ 15,507,211
#Magna International, Inc. 2,382 151,292
Manulife Financial Corp. 74,876 2,938,158
Manulife Financial Corp. 200,491 7,877,291
Metro, Inc., Class A 220,720 14,766,559
National Bank of Canada 3,600 542,314
Pan American Silver Corp. 25,650 1,341,239
Pan American Silver Corp. 17,806 929,873
Pembina Pipeline Corp. 19,801 919,857
Pembina Pipeline Corp. 75,934 3,532,450
Quebecor, Inc., Class B 48,390 2,032,871
#RB Global, Inc. 64,527 6,730,166
#Restaurant Brands
International, Inc. 218,896 17,660,529
Restaurant Brands
International, Inc. 667 53,714
Rogers Communications, Inc.,
Class B 43,018 1,562,883
Rogers Communications, Inc.,
Class B 165,410 6,025,886
Royal Bank of Canada 14,356 2,583,649
Royal Bank of Canada 6 1,077
Saputo, Inc. 83,047 2,509,531
South Bow Corp. 1 34
South Bow Corp. 282 9,634
Stantec, Inc. 60,730 5,544,649
Stantec, Inc. 41,879 3,817,140
Sun Life Financial, Inc. 13,698 987,352
#Sun Life Financial, Inc. 296,909 21,349,265
Suncor Energy, Inc. 633,728 43,385,019
Suncor Energy, Inc. 11,400 779,599
TFI International, Inc. 6,607 945,990
Toromont Industries, Ltd. 60,344 9,364,382
Tourmaline Oil Corp. 258,013 12,473,187
Waste Connections, Inc. 187 30,742
Waste Connections, Inc. 88,889 14,641,796
Whitecap Resources, Inc. 822,853 9,690,936
WSP Global, Inc. 64,409 10,694,610
TOTAL CANADA 686,370,438
DENMARK — (0.6%)
#Coloplast A/S, Class B 1,664 102,895
#Novo Nordisk A/S, Class B 793,860 33,928,570
Novo Nordisk A/S, Class B,
Sponsored ADR 1,410 59,530
Pandora A/S 10,136 769,815
TOTAL DENMARK 34,860,810
FINLAND — (0.8%)
Kesko OYJ, Class A 10,513 250,961
Kesko OYJ, Class B 8,904 218,924
Kone OYJ, Class B 207,086 13,166,363
Metso OYJ 271,259 4,671,174
Sampo OYJ, Class A 1,383,546 14,363,248
Wartsila OYJ Abp 292,436 12,263,733
TOTAL FINLAND 44,934,403
FRANCE — (8.5%)
#Aeroports de Paris SA 9,467 1,143,840
Airbus SE 103,538 21,240,059
Shares Value †
FRANCE — (Continued)
Bouygues SA 249,740 $ 14,729,879
Bureau Veritas SA 393,920 12,041,990
Carrefour SA 103,994 2,067,730
Cie de Saint-Gobain SA 261,231 23,791,731
Eiffage SA, Class P 91,038 14,630,497
Engie SA 1,100,433 36,234,462
Eurofins Scientific SE 90,197 6,244,636
Hermes International SCA 14,837 28,256,228
Ipsen SA 6,366 1,247,093
Legrand SA 103,695 18,464,833
L'Oreal SA 70,722 30,367,619
LVMH Moet Hennessy Louis
Vuitton SE 159,336 84,370,625
Orange SA 2,584,017 53,863,999
Publicis Groupe SA 90,456 8,422,951
Safran SA 185,412 59,376,731
Thales SA 60,235 16,527,035
TotalEnergies SE 372,683 34,663,611
Vinci SA 203,377 30,656,373
TOTAL FRANCE 498,341,922
GERMANY — (7.8%)
adidas AG 81,132 14,028,314
*Aumovio SE 44,629 1,929,170
BASF SE 152,856 9,815,289
Bayer AG, Registered 748,270 33,398,641
Bayerische Motoren Werke AG 7,439 679,954
Continental AG 100,722 7,582,979
Daimler Truck Holding AG 165,442 8,333,427
Deutsche Boerse AG 110,243 33,830,200
Deutsche Post AG 625,939 36,991,844
Deutsche Telekom AG 1,931,694 62,472,789
E.ON SE 1,712,173 37,939,832
GEA Group AG 68,865 4,713,627
Hannover Rueck SE 36,702 11,090,507
Hensoldt AG 4,949 447,714
HOCHTIEF AG 13,255 7,108,889
#Infineon Technologies AG 721,955 48,382,706
Knorr-Bremse AG 69,375 8,060,710
Mercedes-Benz Group AG 74,549 4,336,186
MTU Aero Engines AG 43,795 14,965,141
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 18,345 10,992,194
Nemetschek SE 2,882 208,929
Rational AG 570 416,895
Rheinmetall AG 20,971 33,352,667
Siemens Energy AG 274,948 58,241,964
Ω#Siemens Healthineers AG 87,224 3,568,850
Talanx AG 27,222 3,541,338
Volkswagen AG, Registered,
Class R 11,094 1,144,563
TOTAL GERMANY 457,575,319
HONG KONG — (1.5%)
AIA Group, Ltd. 536,600 5,825,796
Cathay Pacific Airways, Ltd. 2,077,000 3,070,261
Ω*FIT Hon Teng, Ltd. 1,142,000 1,121,044

Dimensional International High Profitability ETF
continued
Shares Value †
HONG KONG — (Continued)
HKT Trust & HKT, Ltd., Class
SS 4,923,000 $ 7,974,836
Hong Kong Exchanges &
Clearing, Ltd. 607,400 31,975,971
PCCW, Ltd. 358,000 276,026
PRADA SpA 407,600 1,805,485
SITC International Holdings
Co., Ltd. 1,559,000 6,503,669
Techtronic Industries Co., Ltd. 959,500 13,705,831
ΩWH Group, Ltd. 10,293,000 12,508,615
TOTAL HONG KONG 84,767,534
IRELAND — (0.2%)
AIB Group PLC 442,446 5,085,264
Kerry Group PLC, Class A 7,131 603,954
Kingspan Group PLC 76,949 7,099,332
TOTAL IRELAND 12,788,550
ISRAEL — (1.5%)
Aryt Industries, Ltd. 13,334 189,386
Bank Leumi Le-Israel BM,
Class IS 1,200 30,316
*Bet Shemesh Engines
Holdings 1997, Ltd. 4,209 1,027,959
Bezeq The Israeli
Telecommunication Corp., Ltd. 2,055,616 5,592,078
Cellcom Israel, Ltd. 63,398 778,905
Clal Insurance Enterprises
Holdings, Ltd., Registered 60,382 5,217,705
Delek Group, Ltd. 10,564 3,603,100
Delta Galil, Ltd. 3,031 175,567
#El Al Israel Airlines 354,798 1,590,020
Electra, Ltd. 28,930 952,623
*Fattal Holdings 1998, Ltd. 7,112 1,770,683
First International Bank Of
Israel, Ltd. (The) 76,324 6,372,937
Formula Systems 1985, Ltd. 825 115,640
Formula Systems 1985, Ltd.,
ADR 16 2,264
Harel Insurance Investments &
Financial Services, Ltd. 52,613 3,261,412
Hilan, Ltd. 7,451 533,557
Matrix IT, Ltd. 34,236 1,045,467
Meitav Investment House, Ltd. 30,361 1,382,219
Menora Mivtachim Holdings,
Ltd. 27,319 4,452,067
*Migdal Insurance & Financial
Holdings, Ltd. 118,350 754,082
Mizrahi Tefahot Bank, Ltd. 48,340 3,798,886
*Nayax, Ltd. 336 23,412
Next Vision Stabilized
Systems, Ltd. 55,782 6,384,749
Partner Communications Co.,
Ltd. 125,237 1,665,075
Paz Retail And Energy, Ltd. 7,459 2,059,206
Phoenix Financial, Ltd. 205,487 12,341,123
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 269 33,168
Shufersal, Ltd. 224,456 3,346,140
#Strauss Group, Ltd. 30,779 1,334,523
Shares Value †
ISRAEL — (Continued)
Tel Aviv Stock Exchange, Ltd. 69,885 $ 3,520,112
*Teva Pharmaceutical
Industries, Ltd. 136,920 4,814,219
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 278,930 9,782,075
Turpaz Industries, Ltd. 9,571 243,153
TOTAL ISRAEL 88,193,828
ITALY — (2.6%)
Banca Mediolanum SpA 233,521 5,103,341
BPER Banca SPA 35,348 519,721
Enel SpA 4,757,275 55,381,003
Eni SpA, Class B 16,350 460,304
#Ferrari NV 35,224 12,233,295
FinecoBank Banca Fineco SpA 627,155 15,508,197
Intesa Sanpaolo SpA 632,229 4,282,942
Moncler SpA 192,184 11,551,600
#Poste Italiane SpA 362,098 9,595,291
Prysmian SpA 195,403 29,328,329
Recordati Industria Chimica e
Farmaceutica SpA 77,421 4,508,233
UniCredit SpA 9,851 758,285
TOTAL ITALY 149,230,541
JAPAN — (21.3%)
Advantest Corp. 372,300 67,140,155
Aeon Co., Ltd. 1,072,300 10,332,619
Air Water, Inc. 32,000 453,030
Ajinomoto Co., Inc. 407,900 13,249,169
Asahi Intecc Co., Ltd. 272,000 5,724,489
Asics Corp. 683,800 19,339,534
Astellas Pharma, Inc. 1,502,600 21,402,018
Bandai Namco Holdings, Inc. 462,100 10,683,694
BayCurrent, Inc. 107,298 3,464,649
BIPROGY, Inc. 57,900 1,653,072
#Bridgestone Corp. 407,200 8,484,145
Capcom Co., Ltd. 375,800 7,921,045
Chugai Pharmaceutical Co.,
Ltd. 363,700 18,836,599
Cosmo Energy Holdings Co.,
Ltd. 124,700 3,185,438
Cosmos Pharmaceutical Corp. 33,900 1,307,282
CyberAgent, Inc. 311,498 2,481,767
Daifuku Co., Ltd. 342,500 14,818,608
Daiichi Life Group, Inc. 3,800 34,919
Daiichi Sankyo Co., Ltd. 79,800 1,318,160
Daikin Industries, Ltd. 5,600 784,940
Daito Trust Construction Co.,
Ltd. 287,300 6,449,835
Daiwa House Industry Co., Ltd. 451,600 13,798,288
Dentsu Soken, Inc. 13,200 185,232
Dexerials Corp. 46,600 726,039
Disco Corp. 42,700 20,166,727
Ebara Corp. 558,400 18,982,144
Fast Retailing Co., Ltd. 92,000 43,203,982
Food & Life Cos., Ltd. 120,600 6,983,341
Fuji Electric Co., Ltd. 157,100 13,117,983
Fujikura, Ltd. 615,300 23,445,048
Fujitsu, Ltd. 768,800 15,601,187

Dimensional International High Profitability ETF
continued
Shares Value †
JAPAN — (Continued)
Furukawa Electric Co., Ltd. 600 $ 162,228
GMO Payment Gateway, Inc. 33,700 1,673,118
Hitachi Construction Machinery
Co., Ltd. 131,001 4,574,439
Hitachi, Ltd. 1,834,900 57,164,620
Hoya Corp. 165,428 30,719,854
Idemitsu Kosan Co., Ltd. 95,300 820,089
IHI Corp. 877,500 15,975,926
#Inpex Corp. 893,100 23,651,862
Internet Initiative Japan, Inc. 51,901 918,257
Isuzu Motors, Ltd. 705,100 9,656,007
J Front Retailing Co., Ltd. 314,200 4,582,522
Japan Airlines Co., Ltd. 220,100 3,446,766
Japan Airport Terminal Co.,
Ltd. 33,913 1,092,236
Japan Exchange Group, Inc. 1,236,800 14,707,743
Japan Tobacco, Inc. 51,700 1,934,976
Kakaku.com, Inc. 22,900 383,018
#Kao Corp. 351,658 13,091,942
Kawasaki Heavy Industries,
Ltd. 692,900 14,224,558
KDDI Corp. 2,107,900 34,738,214
Kobe Bussan Co., Ltd. 169,700 2,903,326
Kobe Steel, Ltd. 312,800 3,845,501
Kokusai Electric Corp. 161,500 6,573,160
Komatsu, Ltd., Class R 358,500 15,000,699
Konami Group Corp. 73,300 8,840,624
Kuraray Co., Ltd. 7,700 80,781
Kurita Water Industries, Ltd. 134,900 7,256,132
Lasertec Corp. 54,500 14,847,037
Marui Group Co., Ltd. 117,300 2,248,615
#Maruwa Co., Ltd. 2,900 1,359,829
McDonald's Holdings Co
Japan, Ltd. 119,900 6,212,871
Meiko Electronics Co., Ltd. 10,200 2,060,113
*Mercari, Inc. 18,200 438,319
MINEBEA MITSUMI, Inc. 128,202 2,555,777
Mitsubishi Chemical Group
Corp. 264,200 1,537,099
Mitsui E&S Co., Ltd. 16,600 594,806
Mitsui Kinzoku Co., Ltd. 46,900 12,674,867
#MonotaRO Co., Ltd. 210,476 2,495,545
MS&AD Insurance Group
Holdings, Inc. 616,400 15,867,762
NEC Corp. 398,099 10,418,327
Nichias Corp. 2,400 47,432
Nichirei Corp. 79,800 960,676
NIPPON EXPRESS
HOLDINGS, Inc. 318,300 8,329,972
Nippon Sanso Holdings Corp. 201,500 7,123,640
Nissan Chemical Corp. 142,101 6,143,609
Niterra Co., Ltd. 181,500 9,741,849
Nitto Denko Corp. 461,600 8,829,622
Nomura Research Institute,
Ltd. 186,900 4,940,109
Olympus Corp. 800,300 7,898,050
Open House Group Co., Ltd. 42,201 2,467,347
Oracle Corp. 34,040 1,877,680
Organo Corp. 22,073 2,222,724
Shares Value †
JAPAN — (Continued)
Oriental Land Co., Ltd. 254,726 $ 3,557,435
Otsuka Corp. 209,400 3,873,175
Pan Pacific International
Holdings Corp. 2,057,100 11,675,344
Persol Holdings Co., Ltd. 2,272,491 3,389,050
*Rakuten Bank, Ltd. 87,600 3,524,572
*Rakuten Group, Inc. 1,657,200 8,028,756
Recruit Holdings Co., Ltd. 727,000 33,880,738
Renesas Electronics Corp. 2 41
Resonac Holdings Corp. 133,297 12,091,617
Rorze Corp. 54,800 1,283,405
Ryohin Keikaku Co., Ltd. 558,900 12,900,299
Sankyo Co., Ltd. 177,500 2,092,100
#Sanrio Co., Ltd. 1,012,700 5,913,152
Sanwa Holdings Corp. 162,454 3,699,935
SBI Holdings, Inc. 421,500 8,496,975
SCREEN Holdings Co., Ltd. 164,200 10,719,288
Seibu Holdings, Inc. 238,500 5,603,886
Seven & i Holdings Co., Ltd. 1,206,201 14,401,596
SG Holdings Co., Ltd. 403,348 3,763,088
#Skylark Holdings Co., Ltd. 323,300 6,205,842
SoftBank Corp. 17,107,900 24,225,411
Sompo Holdings, Inc. 51,000 1,886,647
Sony Financial Group, Inc.,
ADR 24,567 108,095
Sony Group Corp. 4,146,480 82,371,285
Sony Group Corp., ADR 122,835 2,467,755
Subaru Corp. 101,301 1,518,820
Sugi Holdings Co., Ltd. 136,600 2,728,426
#Sumitomo Forestry Co., Ltd. 209,500 1,853,621
Sundrug Co., Ltd. 52,000 1,252,008
Suzuki Motor Corp. 539,700 6,021,923
Sysmex Corp. 199,700 1,756,081
Takasago Thermal
Engineering Co., Ltd. 73,811 2,122,411
TDK Corp. 563,800 10,399,565
TIS, Inc. 158,600 3,458,321
Tokio Marine Holdings, Inc. 927,300 42,617,750
Tokyo Electron, Ltd. 228,522 64,733,682
Tokyo Ohka Kogyo Co., Ltd. 17,585 1,019,606
Tokyu Fudosan Holdings Corp. 493,400 4,211,241
#Toyo Tire Corp. 127,100 3,099,130
Toyota Motor Corp. 864,700 16,680,949
Toyota Tsusho Corp. 129,600 5,045,720
Trend Micro, Inc. 81,400 2,844,494
#Tsuruha Holdings, Inc. 114,865 1,508,517
Unicharm Corp. 355,700 2,070,349
USS Co., Ltd. 544,800 5,892,830
#Yamaha Motor Co., Ltd. 55,200 389,593
Yamazaki Baking Co., Ltd. 83,400 1,746,182
Yokogawa Electric Corp. 105,500 3,677,908
Yokohama Rubber Co., Ltd.
(The) 16,400 659,014
Zensho Holdings Co., Ltd. 99,000 5,447,669
ZOZO, Inc. 252,500 1,698,319
TOTAL JAPAN 1,247,801,029

Dimensional International High Profitability ETF
continued
Shares Value †
NETHERLANDS — (4.1%)
ASML Holding NV- NYS,
NVDR 130,175 $ 187,320,523
ASML Holding NV, Class B 10,236 14,677,748
ASR Nederland NV, Class B 115,465 8,744,393
Koninklijke KPN NV 3,712,127 19,873,953
*Magnum Ice Cream Co. NV
(The) 11,213 163,338
#*Magnum Ice Cream Co. NV
(The) 91,843 1,371,216
Wolters Kluwer NV 98,049 7,639,375
TOTAL NETHERLANDS 239,790,546
NEW ZEALAND — (0.2%)
#Chorus, Ltd. 301,853 1,729,180
Contact Energy, Ltd. 316,657 1,771,106
Fisher & Paykel Healthcare
Corp., Ltd. 198,014 4,261,036
Mainfreight, Ltd. 46,230 1,605,860
#Spark New Zealand, Ltd. 1,197,424 1,466,369
TOTAL NEW ZEALAND 10,833,551
NORWAY — (0.9%)
AF Gruppen ASA 8,060 154,397
Aker BP ASA 150,744 5,843,344
Aker Solutions ASA 2,658 12,046
*Atea ASA, Class A 615 10,327
ΩBW LPG, Ltd. 12,279 244,323
ΩBW LPG, Ltd. 11,930 237,884
DOF Group ASA 22,746 335,960
Equinor ASA 455,730 18,214,307
Equinor ASA, Sponsored ADR 13,333 543,320
Hafnia, Ltd. 18,150 160,280
Hoegh Autoliners ASA 132,575 1,888,309
Kongsberg Gruppen ASA 44,559 1,484,885
*Kongsberg Maritime A/S 165,270 1,078,752
Protector Forsikring ASA 51,843 2,600,342
Storebrand ASA 310,472 5,964,069
Subsea 7 SA 11,379 407,572
Telenor ASA 126,111 2,067,371
TGS ASA 159,385 2,578,574
Var Energi ASA 362,502 1,828,760
Veidekke ASA 118,803 2,383,058
Wallenius Wilhelmsen ASA,
Class B 246,951 3,148,409
TOTAL NORWAY 51,186,289
PORTUGAL — (0.1%)
Galp Energia SGPS SA 209,376 4,902,338
Jeronimo Martins SGPS SA 30,187 724,505
TOTAL PORTUGAL 5,626,843
SINGAPORE — (1.4%)
DBS Group Holdings, Ltd. 585,230 26,882,302
SATS, Ltd. 521,000 1,350,006
Sembcorp Industries, Ltd. 768,000 4,010,208
Singapore Airlines, Ltd. 1,704,600 8,418,935
Singapore Exchange, Ltd. 753,700 12,842,283
Singapore Technologies
Engineering, Ltd. 1,317,100 11,086,578
Singapore
Telecommunications, Ltd. 2,185,800 7,877,839
Shares Value †
SINGAPORE — (Continued)
Yangzijiang Shipbuilding
Holdings, Ltd. 2,096,800 $ 7,096,076
TOTAL SINGAPORE 79,564,227
SOUTH AFRICA — (0.0%)
Valterra Platinum, Ltd. 644 52,112
TOTAL SOUTH AFRICA 52,112
SPAIN — (3.1%)
Acciona SA 11,389 3,305,225
ACS Actividades de
Construccion y Servicios SA 161,591 23,239,321
ΩAena SME SA 658,781 17,959,448
Amadeus IT Group SA 354,579 20,380,972
Banco Bilbao Vizcaya
Argentaria SA 1,390,621 30,684,099
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 8,758 193,727
Bankinter SA 240,194 3,991,118
Endesa SA 373,449 16,730,032
Ferrovial NV 268,768 18,424,833
Ferrovial NV 4,892 337,108
Industria de Diseno Textil SA 387,596 22,997,144
Naturgy Energy Group SA 163,470 5,135,284
Repsol SA 9,300 248,515
#Telefonica SA 3,989,398 18,054,497
TOTAL SPAIN 181,681,323
SWEDEN — (2.8%)
#AddTech AB, Class B 216,815 7,813,111
Atlas Copco AB, Class A 1,637,969 30,840,606
Atlas Copco AB, Class B 385,498 6,452,120
Avanza Bank Holding AB 146,557 5,248,039
Axfood AB 137,165 4,179,337
Ω*BioArctic AB, Class B 36,087 1,262,981
Clas Ohlson AB, Class B 32,037 1,379,559
Epiroc AB, Class A 91,928 2,619,162
Epiroc AB, Class B 43,539 1,073,898
ΩEvolution AB 3,967 275,446
H & M Hennes & Mauritz AB,
Class B 262,729 4,674,196
#Indutrade AB 10,979 234,012
Lagercrantz Group AB, Class
B 192,710 5,024,012
Lifco AB, Class B 15,864 492,112
Loomis AB, Class B 83,965 3,882,470
Medicover AB, Class B 64,788 1,453,054
Mycronic AB 5,442 169,991
Nordnet AB publ. 158,185 5,180,564
Sectra AB, Class B 89,981 2,481,993
Tele2 AB, Class B 723,716 14,819,442
Telefonaktiebolaget LM
Ericsson, Class A 6,694 78,575
#Telefonaktiebolaget LM
Ericsson, Class A, Sponsored
ADR 6,419 75,808
Telefonaktiebolaget LM
Ericsson, Class B 1,340,358 15,697,077
Telia Co. AB 1,242,691 6,482,157
Volvo AB, Class A 50,709 1,747,320

Dimensional International High Profitability ETF
continued
Shares Value †
SWEDEN — (Continued)
Volvo AB, Class B 1,212,821 $ 41,830,454
TOTAL SWEDEN 165,467,496
SWITZERLAND — (8.3%)
#Geberit AG, Registered 34,659 23,364,522
Kuehne + Nagel International
AG, Class R 40,865 9,546,750
Nestle SA, Registered 1,258,297 127,189,282
#Novartis AG, Class B,
Sponsored ADR 553,712 81,866,319
Novartis AG, Registered 109,541 16,234,003
Partners Group Holding AG 18,435 19,989,617
Roche Holding AG 420,311 171,123,358
Roche Holding AG, Class BR 8,727 3,644,573
SGS SA, Registered 152,771 16,534,157
Swisscom AG, Registered 17,126 14,486,093
TOTAL SWITZERLAND 483,978,674
UNITED KINGDOM — (12.1%)
Admiral Group PLC 204,306 9,377,999
ΩAirtel Africa PLC 977,801 4,711,493
AstraZeneca PLC 294,536 55,187,210
AstraZeneca PLC 139,510 26,441,536
ΩAutotrader Group PLC 46,084 310,600
Babcock International Group
PLC 176,633 2,648,583
Beazley PLC 529,587 9,182,425
BP PLC, Sponsored ADR 1,412,558 66,926,998
BT Group PLC, Registered 6,732,695 19,811,462
Bunzl PLC 71,095 2,339,821
Centrica PLC 207,867 606,721
*Coca-Cola HBC AG 136,167 7,919,268
Compass Group PLC 1,105,942 31,242,862
Diageo PLC 145,365 2,905,641
#Diageo PLC, Sponsored ADR 223,112 17,993,983
#Endeavour Mining PLC 122,707 7,051,753
Endeavour Mining PLC 31,053 1,862,539
Experian PLC 581,047 21,231,049
Fresnillo PLC 142,496 6,263,922
Games Workshop Group PLC 21,994 5,824,859
GSK PLC 2,366,040 62,002,774
#GSK PLC, Class B, ADR 118,972 6,223,425
Howden Joinery Group PLC 125,703 1,327,199
IMI PLC 185,815 7,049,618
Imperial Brands PLC 957,631 36,448,587
Intertek Group PLC 156,236 10,056,663
Legal & General Group PLC 4,091,586 13,994,078
Shares Value †
UNITED KINGDOM — (Continued)
Man Group PLC 3,423 $ 11,861
Marks & Spencer Group PLC 997,428 4,474,005
Next PLC 117,623 20,690,153
Reckitt Benckiser Group PLC 554,898 35,273,030
RELX PLC, Sponsored ADR 561,227 20,535,296
Rentokil Initial PLC 82,475 553,293
Rio Tinto PLC 205,387 20,507,442
Rolls-Royce Holdings PLC 3,325,506 53,412,709
Sage Group PLC (The) 464,641 5,535,890
St. James's Place PLC 555,119 9,191,386
Sunbelt Rentals Holdings, Inc. 547,368 41,086,814
Tesco PLC 672,667 4,406,174
Unilever PLC 50,224 2,932,554
#Unilever PLC, ADR 853,049 50,312,830
TOTAL UNITED KINGDOM 705,866,505
UNITED STATES — (0.1%)
Carnival PLC, Sponsored ADR 82,746 2,188,632
*James Hardie Industries PLC 79,547 1,664,235
Sunococorp LLC 4,662 310,862
TOTAL UNITED STATES 4,163,729
TOTAL COMMON STOCKS 5,679,062,339
PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
Bayerische Motoren Werke AG
5.560% 5,960 542,880
#Dr. Ing. h.c. F. Porsche AG
1.980% 15,489 749,485
Volkswagen AG, Class A
7.380% 95,915 9,700,862
TOTAL GERMANY 10,993,227
TOTAL PREFERRED
STOCKS 10,993,227
RIGHT/WARRANT — (0.0%)
CANADA — (0.0%)
*<Constellation Software, Inc.
03/31/40 2,724 –
TOTAL CANADA –
TOTAL RIGHT/WARRANT –
TOTAL INVESTMENT SECURITIES — (97.4%)
(Cost $4,503,579,153) 5,690,055,566
SECURITIES LENDING COLLATERAL — (2.6%)
@§The DFA Short Term
Investment Fund 13,356,903 154,539,372
TOTAL INVESTMENTS — ( 100.0% )
(Cost $4,658,118,525) $ 5,844,594,938
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $42,250,592 which represented 0.7% of the net assets of the Fund.

Dimensional International High Profitability ETF
continued
As of April 30, 2026, Dimensional International High Profitability ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ............................. 146 06/18/26 $51,670,903 $52,879,375 $1,208,472
Total Futures Contracts ............................
$51,670,903 $52,879,375 $1,208,472
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ...................... $ 383,524,329 $ — $ — $ 383,524,329
Austria ....................... 13,808,855 — — 13,808,855
Belgium ...................... 48,653,486 — — 48,653,486
Canada ...................... 686,370,438 — — 686,370,438
Denmark ..................... 34,860,810 — — 34,860,810
Finland ....................... 44,934,403 — — 44,934,403
France ....................... 498,341,922 — — 498,341,922
Germany ..................... 457,575,319 — — 457,575,319
Hong Kong .................... 84,767,534 — — 84,767,534
Ireland ....................... 12,788,550 — — 12,788,550
Israel ........................ 88,193,828 — — 88,193,828
Italy ......................... 149,230,541 — — 149,230,541
Japan ........................ 1,247,801,029 — — 1,247,801,029
Netherlands ................... 239,790,546 — — 239,790,546
New Zealand .................. 10,833,551 — — 10,833,551
Norway ....................... 51,186,289 — — 51,186,289
Portugal ...................... 5,626,843 — — 5,626,843
Singapore ..................... 79,564,227 — — 79,564,227
South Africa ................... 52,112 — — 52,112
Spain ........................ 181,681,323 — — 181,681,323
Sweden ...................... 165,467,496 — — 165,467,496
Switzerland .................... 483,978,674 — — 483,978,674
United Kingdom ................ 705,866,505 — — 705,866,505
United States .................. 4,163,729 — — 4,163,729
Preferred Stocks
Germany ..................... 10,993,227 — — 10,993,227
Right/Warrant
Canada ...................... — — — —
Securities Lending Collateral ........ — 154,539,372 — 154,539,372
Total Investments .................
$5,690,055,566 $154,539,372 $—> $5,844,594,938
Financial Instruments
Assets
Futures Contracts** ............... 1,208,472 — — 1,208,472
Total Other Financial Instruments ....
$1,208,472 $– $– $1,208,472
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

Dimensional International Vector Equity ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value †
COMMON STOCKS — (94.5%)
AUSTRALIA — (5.6%)
*29Metals, Ltd. 7,609 $ 1,313
Acrow , Ltd. 916 580
Adairs, Ltd., Class B 12,058 11,270
* Aeris Resources, Ltd. 864 239
*AIC Mines, Ltd. 688 297
*Alkane Resources, Ltd. 4,725 5,173
*Alkane Resources, Ltd. 6,284 6,777
ALS, Ltd., Registered 171 2,616
Amotiv , Ltd. 4,129 19,088
AMP, Ltd. 42,879 45,009
*Amplitude Energy, Ltd. 16,458 20,766
Ampol , Ltd. 2,298 58,106
Ansell, Ltd. 2,124 40,344
ANZ Group Holdings, Ltd. 3,412 89,904
#*Appen, Ltd. 1,534 1,241
ARB Corp., Ltd. 80 1,070
Aristocrat Leisure, Ltd. 1,474 50,104
*Aurelia Metals, Ltd. 15,600 3,253
Aurizon Holdings, Ltd. 32,663 97,924
Aussie Broadband, Ltd. 12,706 48,598
*Austal, Ltd. 8,758 25,942
#*Australian Agricultural Co.,
Ltd. 492 462
Australian Clinical Labs, Ltd. 3,491 4,744
Australian Ethical Investment,
Ltd. 1,807 5,236
*Australian Strategic Materials,
Ltd. 120 134
Autosports Group, Ltd. 509 886
*Baby Bunting Group, Ltd. 2,895 3,008
Bank of Queensland, Ltd. 12,076 58,256
#Bapcor, Ltd. 15,121 6,142
*BCI Minerals, Ltd. 2,688 734
#Beach Energy, Ltd. 72,595 61,326
Bega Cheese, Ltd. 9,281 36,699
Bell Financial Group, Ltd. 392 376
*Bellevue Gold, Ltd. 17,396 18,573
Bendigo & Adelaide Bank, Ltd. 5,354 41,149
BHP Group, Ltd. 28,214 1,089,679
Bisalloy Steel Group, Ltd. 371 1,238
BlueScope Steel, Ltd. 4,143 88,733
Brambles, Ltd. 11,047 179,733
#Bravura Solutions, Ltd. 12,162 18,537
#Breville Group, Ltd. 1,366 29,404
Capral, Ltd. 52 456
Capricorn Metals, Ltd. 3,009 24,510
#CAR Group, Ltd. 105 1,915
*Catalyst Metals, Ltd. 1,956 7,270
Cedar Woods Properties, Ltd. 3,114 16,612
Challenger, Ltd. 10,080 61,889
Champion Iron, Ltd. 16,263 54,603
Cleanaway Waste
Management, Ltd. 22,359 35,686
* ClearView Wealth, Ltd. 440 201
Shares Value †
AUSTRALIA — (Continued)
Clinuvel Pharmaceuticals, Ltd. 514 $ 3,370
Cobram Estate Olives, Ltd. 986 2,779
Coles Group, Ltd. 8,792 139,757
Collins Foods, Ltd. 8,515 50,260
Commonwealth Bank of
Australia 436 54,436
Computershare, Ltd. 2,333 50,621
*Core Lithium, Ltd. 3,004 691
#*<Corporate Travel
Management, Ltd. 2,545 5,507
Data#3, Ltd. 2,967 17,129
*Develop Global, Ltd. 1,799 6,816
Dicker Data, Ltd. 4,717 30,080
#Domino's Pizza Enterprises,
Ltd., Class B 970 11,486
Downer EDI, Ltd. 9,726 51,814
*DUG Technology, Ltd. 1,059 1,622
Duratec , Ltd. 273 554
Dyno Nobel, Ltd. 34,620 81,390
#Eagers Automotive, Ltd. 3,634 62,704
#Elders, Ltd. 4,618 23,706
#*Electro Optic Systems
Holdings, Ltd., Class B 469 3,055
* Emeco Holdings, Ltd. 6,604 5,365
*Emerald Resources NL 5,709 23,724
*EML Payments, Ltd. 2,851 861
#Endeavour Group, Ltd. 22,774 54,851
EQT Holdings, Ltd. 71 996
Euroz Hartleys Group, Ltd. 172 138
Evolution Mining, Ltd. 18,246 156,103
#EVT, Ltd. 4,591 39,509
Fenix Resources, Ltd. 1,472 333
Fiducian Group, Ltd. 33 211
FleetPartners Group, Ltd. 6,943 11,680
Fleetwood, Ltd. 314 377
#Flight Centre Travel Group,
Ltd. 2,615 19,158
*Focus Minerals, Ltd. 191 325
Fortescue, Ltd. 9,813 138,632
G8 Education, Ltd. 23,633 2,888
GR Engineering Services, Ltd. 923 2,999
GrainCorp, Ltd., Class A 2,043 9,077
GWA Group, Ltd. 4,655 6,693
Hansen Technologies, Ltd. 4,585 16,548
Harvey Norman Holdings, Ltd. 5,541 17,927
Healius , Ltd. 17,917 6,505
Helia Group, Ltd. 12,964 49,958
Helloworld Travel, Ltd. 176 183
Horizon Oil, Ltd. 11,848 2,002
#IDP Education, Ltd. 3,964 9,376
*IGO, Ltd. 6,215 33,199
Iluka Resources, Ltd. 11,782 68,443
Imdex , Ltd. 12,314 35,501
Inghams Group, Ltd. 9,913 13,434
Insurance Australia Group, Ltd. 19,640 106,042

Dimensional International Vector Equity ETF
continued
Shares Value †
AUSTRALIA — (Continued)
#Integral Diagnostics, Ltd. 2,834 $ 4,544
#IPH, Ltd. 15,137 39,504
IRESS, Ltd. 2,664 12,851
IVE Group, Ltd. 2,065 3,845
JB Hi-Fi, Ltd. 988 54,681
*Judo Capital Holdings, Ltd. 23,717 24,298
Jupiter Mines, Ltd. 2,852 564
Karoon Energy, Ltd. 29,752 46,844
Kelsian Group, Ltd. 6,034 16,658
Kingsgate Consolidated, Ltd. 6,796 30,049
#Kogan.com, Ltd. 1,581 4,194
Korvest , Ltd. 16 183
L1 Group, Ltd. 7,518 6,054
Lendlease Corp., Ltd. 3,955 9,525
#*Lifestyle Communities, Ltd. 3,695 12,486
#Lindsay Australia, Ltd. 4,825 2,064
Lottery Corp., Ltd. (The) 14,438 57,299
Lovisa Holdings, Ltd. 786 13,364
Lycopodium, Ltd. 329 3,009
Maas Group Holdings, Ltd. 2,214 6,988
Macmahon Holdings, Ltd. 85,497 44,872
Macquarie Group, Ltd. 75 12,676
*Macquarie Technology
Group, Ltd. 137 6,895
Mader Group, Ltd. 76 411
Magellan Financial Group, Ltd. 6,117 44,858
*Mayne Pharma Group, Ltd. 907 1,852
McMillan Shakespeare, Ltd. 1,860 21,088
Medibank Pvt., Ltd. 7,540 25,424
Metcash, Ltd. 34,493 67,452
#*Metro Mining, Ltd. 1,240 1,146
*Mineral Resources, Ltd. 1,260 57,713
Monadelphous Group, Ltd. 2,026 40,726
#Myer Holdings, Ltd. 23,062 4,311
MyState, Ltd. 3,233 10,715
National Australia Bank, Ltd. 5,244 150,354
Netwealth Group, Ltd. 1,438 24,357
#*Neuren Pharmaceuticals,
Ltd. 2,302 20,621
New Hope Corp., Ltd. 12,317 48,527
NIB Holdings, Ltd. 7,642 36,536
#Nick Scali, Ltd. 2,359 25,253
*Nickel Industries, Ltd. 47,877 35,626
Northern Star Resources, Ltd. 8,513 128,529
NRW Holdings, Ltd. 17,633 77,585
* Nufarm , Ltd. 15,193 26,652
*Omni Bridgeway, Ltd. 1,142 1,351
oOh!media , Ltd. 28,184 23,708
#*Ora Banda Mining, Ltd. 14,624 13,878
Orica, Ltd. 4,190 63,290
Origin Energy, Ltd., Class B 5,801 50,464
Orora , Ltd. 16,292 15,344
* Pantoro Gold, Ltd. 2,612 6,103
Peet, Ltd. 876 1,127
Perenti , Ltd. 29,084 38,683
Perpetual, Ltd. 2,155 25,672
Perseus Mining, Ltd. 25,481 99,475
*PEXA Group, Ltd. 2,571 23,198
Shares Value †
AUSTRALIA — (Continued)
Praemium , Ltd. 4,490 $ 2,195
Premier Investments, Ltd. 1,341 11,849
#Pro Medicus , Ltd. 408 39,424
Propel Funeral Partners, Ltd. 174 474
PWR Holdings, Ltd. 2,114 13,147
QBE Insurance Group, Ltd. 13,622 218,787
Ramelius Resources, Ltd. 23,004 55,570
Ramsay Health Care, Ltd. 1,985 55,629
#REA Group, Ltd. 282 34,436
#Reece, Ltd. 1,207 11,897
Regis Resources, Ltd. 25,501 126,871
Reliance Worldwide Corp., Ltd. 10,192 23,815
*Resolute Mining, Ltd. 77,540 64,667
Ricegrowers, Ltd. 251 2,292
Ridley Corp., Ltd. 7,738 15,521
Rio Tinto, Ltd. 1,329 159,948
* Sandfire Resources, Ltd. 8,562 100,398
Santos, Ltd. 40,447 232,635
Servcorp, Ltd. 420 1,957
Service Stream, Ltd. 20,004 28,045
SGH, Ltd. 1,015 28,270
Shaver Shop Group, Ltd. 2,621 2,610
Sims, Ltd. 2,881 42,834
SmartGroup Corp., Ltd. 2,438 15,810
Sonic Healthcare, Ltd. 3,426 48,696
South32, Ltd. 22,409 64,927
Southern Cross Electrical
Engineering, Ltd. 8,524 23,226
#Southern Cross Media
Group, Ltd. 3,785 1,551
SRG Global, Ltd. 16,463 34,088
*St. Barbara, Ltd. 3,389 1,498
Stanmore Resources, Ltd. 17,085 28,620
Steadfast Group, Ltd. 9,227 28,127
*Strike Energy, Ltd. 36,799 2,910
Suncorp Group, Ltd. 4,046 49,771
Super Retail Group, Ltd. 3,869 32,906
* Superloop , Ltd. 10,935 26,415
Supply Network, Ltd. 61 1,389
Tabcorp Holdings, Ltd. 94,635 76,542
Technology One, Ltd. 2,196 44,191
Telstra Group, Ltd. 14,339 54,844
TPG Telecom, Ltd. 2,061 6,209
Tribune Resources, Ltd. 28 108
#*Tyro Payments, Ltd. 19,521 10,245
Universal Store Holdings, Ltd. 509 2,693
Vault Minerals, Ltd. 28,683 92,591
Ventia Services Group Pty,
Ltd. 10,372 39,522
ΩViva Energy Group, Ltd. 18,789 33,230
*Viva Leisure, Ltd. 352 380
*Vulcan Energy Resources,
Ltd. 3,591 9,991
Vulcan Steel, Ltd. 684 2,518
Wagners Holding Co., Ltd. 519 1,702
Washington H Soul Pattinson
& Co., Ltd. 948 28,742
*WEB Travel Group, Ltd. 1,859 3,542
Wesfarmers, Ltd. 3,005 157,539

Dimensional International Vector Equity ETF
continued
Shares Value †
AUSTRALIA — (Continued)
*West African Resources, Ltd. 27,163 $ 57,610
Westgold Resources, Ltd. 7,519 28,921
Westpac Banking Corp. 4,323 119,659
#Whitehaven Coal, Ltd. 23,387 141,406
Woodside Energy Group, Ltd. 9,649 232,741
Woolworths Group, Ltd. 3,082 76,201
Worley, Ltd. 3,901 33,151
XRF Scientific, Ltd. 328 428
Yancoal Australia, Ltd. 5,383 29,568
TOTAL AUSTRALIA 8,351,575
AUSTRIA — (0.8%)
Agrana Beteiligungs AG 275 3,855
ANDRITZ AG 937 79,468
*AT&S Austria Technologie &
Systemtechnik AG 1,372 150,964
*BAJAJ Mobility AG 18 375
ΩBAWAG Group AG 997 170,400
DO & CO AG 232 47,082
Erste Group Bank AG 660 72,931
* Eurotelesites AG 3,117 17,185
EVN AG 117 3,973
*FACC AG 56 863
#*Lenzing AG 631 17,209
Mayr Melnhof Karton AG 189 17,737
OMV AG 2,174 153,395
Palfinger AG 641 26,317
*POLYTEC Holding AG 44 209
Porr AG 565 25,848
SBO AG 229 9,926
Strabag SE, Class BR 464 48,932
Telekom Austria AG, Class A 3,043 34,553
*UBM Development AG 11 220
UNIQA Insurance Group AG 1,986 37,974
Verbund AG 219 16,480
Vienna Insurance Group AG
Wiener Versicherung Gruppe 825 61,937
voestalpine AG 2,124 109,379
Wienerberger AG 2,126 61,450
TOTAL AUSTRIA 1,168,662
BELGIUM — (1.3%)
Ackermans & van Haaren NV 437 143,637
Ageas SA/NV, Class B 2,554 199,831
Anheuser-Busch InBev SA/NV 3,237 244,537
* Atenor 44 88
Barco NV 233 2,603
Bekaert SA 1,107 54,475
* bpost SA 3,882 8,242
Cie d'Entreprises CFE 24 320
CMB. Tech NV 1,085 14,859
Colruyt Group NV 660 25,425
Deceuninck NV 1,037 2,603
Deme Group NV 132 30,039
#D'ieteren Group 205 42,228
EVS Broadcast Equipment SA 481 21,159
Fagron 2,843 80,039
#Ion Beam Applications 29 455
Jensen-Group NV 12 966
KBC Group NV 3,130 415,813
Shares Value †
BELGIUM — (Continued)
Lotus Bakeries NV 2 $ 24,071
Melexis NV 598 50,051
#*Ontex Group NV 1,585 5,411
*Orange Belgium SA 36 887
Proximus SADP 12,325 94,120
#Recticel SA 791 9,372
Sipef NV 283 33,728
Solvay SA, Class A 2,078 68,009
Tessenderlo Group SA 514 12,873
UCB SA 904 245,173
Umicore SA 2,835 57,133
Van de Velde NV 132 5,063
#VGP NV 272 27,855
Viohalco SA 104 1,781
TOTAL BELGIUM 1,922,846
CANADA — (13.2%)
*5N Plus, Inc. 4,300 103,527
*ACT Energy Technologies,
Ltd. 100 499
ADENTRA, Inc. 1,300 32,579
*Advantage Energy, Ltd. 6,200 47,055
Aecon Group, Inc. 1,200 44,047
AGF Management, Ltd., Class
B 2,700 32,136
Agnico Eagle Mines, Ltd. 200 37,533
Agnico Eagle Mines, Ltd. 500 94,105
*Air Canada 4,500 61,660
#Alamos Gold, Inc., Class B 1,800 71,892
Algonquin Power & Utilities
Corp. 5,325 33,441
Alimentation Couche-Tard, Inc. 3,600 212,546
*Allied Gold Corp. 923 27,695
AltaGas , Ltd. 3,800 142,133
Amerigo Resources, Ltd. 6,000 25,303
Andrew Peller, Ltd., Class A 100 412
ARC Resources, Ltd. 14,500 343,244
* Aritzia , Inc., Class B 1,700 179,068
*Athabasca Oil Corp. 19,715 173,236
*ATS Corp. 140 4,543
B2Gold Corp. 2,319 10,461
B2Gold Corp. 18,475 83,137
Badger Infrastructure
Solutions, Ltd. 1,445 69,750
Bank of Montreal 200 30,420
Bank of Montreal 600 91,179
Bank of Nova Scotia (The) 3,200 248,960
Bank of Nova Scotia (The) 300 23,293
Barrick Mining Corp. 7,468 293,791
*Bausch Health Cos., Inc. 7,943 45,434
Baytex Energy Corp. 22,337 113,072
BCE, Inc. 1,700 40,426
Birchcliff Energy, Ltd. 12,000 56,689
Bird Construction, Inc. 2,700 99,363
Black Diamond Group, Ltd. 200 2,491
#Boralex, Inc., Class A 3,306 89,287
*Brookfield Wealth Solutions,
Ltd. 600 27,078
*CAE, Inc. 3,200 83,552

Dimensional International Vector Equity ETF
continued
Shares Value †
CANADA — (Continued)
* Calfrac Well Services, Ltd. 200 $ 786
Calian Group, Ltd. 100 5,194
Canaccord Genuity Group, Inc. 2,500 21,766
* Canacol Energy, Ltd. 100 –
*Canada Goose Holdings, Inc. 500 5,690
Canada Packers, Inc. 643 8,692
Canadian Imperial Bank of
Commerce 1,000 111,358
#Canadian Imperial Bank of
Commerce 2,050 228,452
Canadian National Railway Co. 1,264 141,732
Canadian Natural Resources,
Ltd. 11,697 557,830
Canadian Pacific Kansas City,
Ltd., Class A 829 72,090
Canadian Tire Corp., Ltd.,
Class A 1,312 182,095
*Canfor Corp. 1,418 12,606
*Capstone Copper Corp. 11,352 94,412
Cardinal Energy, Ltd. 10,700 97,559
Cascades, Inc. 4,000 31,621
CCL Industries, Inc., Class B 1,800 113,441
*Celestica, Inc. 958 392,387
#Cenovus Energy, Inc. 20,000 584,800
Centerra Gold, Inc. 9,800 170,209
CES Energy Solutions Corp. 9,900 140,670
Cogeco Communications, Inc. 900 41,618
Corby Spirit and Wine, Ltd. 100 1,080
*Cronos Group, Inc. 1,500 4,005
*Cronos Group, Inc. 200 532
Definity Financial Corp. 1,200 61,054
Dexterra Group, Inc. 100 862
Dollarama, Inc. 1,000 127,544
Doman Building Materials
Group, Ltd. 2,300 17,405
*Dorel Industries, Inc., Class B 100 122
DPM Metals, Inc. 5,000 167,548
DREAM Unlimited Corp.,
Class A 1,500 20,388
Eldorado Gold Corp. 5,300 164,777
Element Fleet Management
Corp. 3,052 72,718
Empire Co., Ltd., Class A 3,700 126,405
Enerflex , Ltd. 200 5,356
Enerflex , Ltd. 7,258 194,660
*Ensign Energy Services, Inc. 2,100 5,909
#Equinox Gold Corp. 3,152 44,002
*ERO Copper Corp. 3,200 82,720
Evertz Technologies, Ltd. 100 1,176
Exchange Income Corp. 700 51,455
Extendicare, Inc. 2,300 50,661
Fairfax Financial Holdings, Ltd. 100 172,704
Fiera Capital Corp., Class A 5,200 22,006
Finning International, Inc. 3,400 248,499
First Majestic Silver Corp. 2,230 43,953
*First Quantum Minerals, Ltd. 5,200 127,068
* Foraco International SA 100 231
#*Fortuna Mining Corp. 22,704 219,094
*Galiano Gold, Inc. 10,000 23,200
Shares Value †
CANADA — (Continued)
George Weston, Ltd. 900 $ 64,820
Gibson Energy, Inc. 6,100 133,330
Gildan Activewear, Inc., Class
A 1,088 67,445
*Global Atomic Corp. 2,000 1,161
* GoGold Resources, Inc. 1,800 3,465
Headwater Exploration, Inc. 11,400 112,400
High Liner Foods, Inc. 100 1,010
Hudbay Minerals, Inc. 9,900 228,789
#*i-80 Gold Corp. 9,100 13,650
iA Financial Corp., Inc. 1,165 149,633
*IAMGOLD Corp. 12,300 207,501
#Imperial Oil, Ltd. 800 107,216
Information Services Corp.,
Class A 600 20,071
Intact Financial Corp. 1,318 253,452
*K92 Mining, Inc. 5,286 96,935
K-Bro Linen, Inc. 400 11,141
* Kelt Exploration, Ltd. 9,000 66,454
Keyera Corp. 3,600 138,805
Kinross Gold Corp. 19,199 580,578
*Knight Therapeutics, Inc. 200 1,102
Lassonde Industries, Inc.,
Class A 100 16,422
Laurentian Bank of Canada 200 5,917
Leon's Furniture, Ltd. 939 18,109
Linamar Corp. 1,600 106,843
Loblaw Cos., Ltd. 900 41,406
Lundin Gold, Inc. 1,600 107,313
Lundin Mining Corp.,
Registered 5,000 128,058
Magna International, Inc. 5,132 326,755
*Major Drilling Group
International, Inc. 1,400 16,118
Manulife Financial Corp. 800 31,392
Manulife Financial Corp. 1,949 76,576
Maple Leaf Foods, Inc. 2,939 61,972
Martinrea International, Inc. 3,600 26,555
*MDA Space, Ltd. 1,100 33,571
Medical Facilities Corp. 100 1,261
Meren Energy, Inc. 10,500 19,209
Methanex Corp. 870 57,020
Metro, Inc., Class A 2,800 187,325
MTY Food Group, Inc. 900 26,839
Mullen Group, Ltd. 5,500 83,080
National Bank of Canada 2,203 331,866
Neo Performance Materials,
Inc. 200 3,718
North American Construction
Group, Ltd. 1,600 23,472
North West Co., Inc. (The) 1,387 51,848
Northland Power, Inc. 7,397 126,952
Nutrien , Ltd. 6,097 463,372
#*Obsidian Energy, Ltd. 2,700 38,556
OceanaGold Corp. 10,500 324,466
Open Text Corp. 1,000 22,621
OR Royalties, Inc. 70 2,584
* Orezone Gold Corp. 4,100 6,115
#*Organigram Global, Inc. 300 421

Dimensional International Vector Equity ETF
continued
Shares Value †
CANADA — (Continued)
* Orvana Minerals Corp. 300 $ 375
Pan American Silver Corp. 1,570 82,095
Pan American Silver Corp. 1,000 52,222
Paramount Resources, Ltd.,
Class A 3,800 85,822
Parex Resources, Inc. 6,800 142,984
Pason Systems, Inc. 3,800 39,002
Pembina Pipeline Corp. 100 4,646
Pembina Pipeline Corp. 3,512 163,378
Peyto Exploration &
Development Corp. 8,351 159,584
PHX Energy Services Corp. 100 904
Pizza Pizza Royalty Corp. 100 1,146
Polaris Renewable Energy,
Inc. 100 942
*Precision Drilling Corp. 400 37,235
*Precision Drilling Corp. 480 44,798
Premium Brands Holdings
Corp. 500 31,317
Pulse Seismic, Inc. 200 585
* Quarterhill , Inc. 1,000 1,080
Quebecor, Inc., Class B 4,900 205,850
RB Global, Inc. 438 45,683
#Restaurant Brands
International, Inc. 3,100 250,108
Richelieu Hardware, Ltd. 1,600 46,692
Rogers Communications, Inc.,
Class B 4,359 158,798
Rogers Communications, Inc.,
Class B 1,515 55,041
Rogers Sugar, Inc. 5,100 24,618
Royal Bank of Canada 3,200 574,382
Royal Bank of Canada 500 89,985
Russel Metals, Inc. 1,000 38,843
* Sangoma Technologies Corp. 100 426
#Saputo, Inc. 500 15,109
*Saturn Oil & Gas, Inc. 5,600 27,731
Savaria Corp. 1,700 37,320
#Secure Waste Infrastructure
Corp. 6,300 107,152
Sienna Senior Living, Inc. 900 15,473
South Bow Corp. 600 20,498
South Bow Corp. 3,771 129,119
*Spartan Delta Corp. 3,700 37,922
#*SSR Mining, Inc. 9,200 264,421
Stantec, Inc. 178 16,251
Stella-Jones, Inc. 600 37,055
Strathcona Resources, Ltd. 200 6,271
#Sun Life Financial, Inc. 800 57,664
Sun Life Financial, Inc. 2,389 171,781
Suncor Energy, Inc. 12,984 888,885
Superior Plus Corp. 9,462 52,138
Surge Energy, Inc. 4,500 33,095
Tamarack Valley Energy, Ltd. 30,747 287,794
* Taseko Mines, Ltd. 11,300 80,908
TC Energy Corp. 2,204 147,514
Teck Resources, Ltd., Class B 2,121 123,930
Torex Gold Resources, Inc. 3,300 135,627
Toromont Industries, Ltd. 400 62,073
Shares Value †
CANADA — (Continued)
Toronto-Dominion Bank (The) 2,513 $ 270,650
Toronto-Dominion Bank (The) 800 86,007
Total Energy Services, Inc. 1,500 25,920
Tourmaline Oil Corp. 4,716 227,987
TransAlta Corp. 4,600 57,408
TransAlta Corp., Class A 800 9,951
Transcontinental, Inc., Class A 4,400 17,166
Trican Well Service, Ltd. 12,400 65,685
* Trisura Group, Ltd. 1,200 38,792
* Valeura Energy, Inc. 1,600 15,775
Vermilion Energy, Inc. 4,588 61,800
Vermilion Energy, Inc. 1,000 13,474
Wajax Corp. 1,400 34,786
Waste Connections, Inc. 503 82,854
* Wesdome Gold Mines, Ltd. 4,400 78,037
West Fraser Timber Co., Ltd. 400 25,274
Westshore Terminals
Investment Corp. 950 24,799
Whitecap Resources, Inc. 10,800 127,194
Whitecap Resources, Inc. 14,355 169,820
Winpak , Ltd. 650 19,179
WSP Global, Inc. 197 32,710
* Yangarra Resources, Ltd. 300 317
TOTAL CANADA 19,753,726
DENMARK — (1.7%)
AL Sydbank 1,451 123,572
ALK- Abello A/S 715 26,759
Alm Brand A/S 24,532 57,228
AP Moller - Maersk A/S, Class
A 15 35,180
#AP Moller - Maersk A/S,
Class B 36 85,251
*Bang & Olufsen A/S 1,063 1,448
*Bavarian Nordic A/S 3,428 100,740
Carlsberg A/S, Class B 780 105,574
#Coloplast A/S, Class B 417 25,786
Columbus A/S 223 353
D/S Norden A/S 1,358 64,040
Danske Bank A/S 3,007 154,502
#*Demant A/S 147 4,661
*DFDS A/S 1,442 30,900
#DSV A/S 382 93,460
FLSmidth & Co. A/S 1,310 97,066
Foroya Banki P/F 15 534
*Genmab A/S 180 47,754
#*GN Store Nord A/S 3,683 55,354
H Lundbeck A/S, Class A 6,396 43,054
ISS A/S 3,052 111,921
Jyske Bank A/S, Registered 745 103,620
#Matas A/S 181 2,870
MT Hoejgaard Holding A/S 11 589
Ω* Netcompany Group A/S 1,560 88,456
*NKT A/S 1,000 147,329
Novo Nordisk A/S, Class B 3,580 153,005
Novonesis Novozymes B,
Class B 1,958 120,152
#*NTG Nordic Transport
Group A/S 856 25,021

Dimensional International Vector Equity ETF
continued
Shares Value †
DENMARK — (Continued)
Parken Sport & Entertainment
A/S 9 $ 254
Per Aarsleff Holding A/S 643 74,797
Ringkjoebing Landbobank A/S 519 129,626
ROCKWOOL A/S, Class A 887 27,180
ROCKWOOL A/S, Class B 142 4,126
Royal Unibrew A/S 895 59,825
*RTX A/S 20 298
Schouw & Co. A/S 311 32,076
SJF Bank A/S 416 20,375
SP Group A/S 289 16,877
TCM Group A/S 24 246
Tivoli A/S 5 510
TORM PLC, Class A 2,419 77,544
* Trifork Group AG 83 1,160
Tryg A/S 3,190 76,519
UIE PLC 13 782
#Vestas Wind Systems A/S 4,163 127,535
TOTAL DENMARK 2,555,909
FINLAND — (1.7%)
Aktia Bank OYJ 1,436 18,327
Alandsbanken Abp , Class B 12 676
Alma Media OYJ 61 894
Anora Group OYJ 1,195 4,885
Apetit OYJ 8 121
Aspo OYJ 52 372
Atria OYJ, Class A 68 1,182
Digia OYJ 16 107
Elisa OYJ 1,556 75,456
ΩEnento Group OYJ 46 872
#Evli OYJ, Class B 8 216
Fortum OYJ 3,351 84,278
F-Secure OYJ 243 503
Harvia OYJ 305 12,701
Hiab OYJ, Class B 988 58,702
HKFoods OYJ, Class A 66 124
Huhtamaki OYJ 1,250 39,972
* Incap OYJ 102 1,204
Kalmar OYJ, Class B 1,282 68,606
Kemira OYJ 4,616 95,571
Kesko OYJ, Class A 1,389 33,158
Kesko OYJ, Class B 4,883 120,059
#Kone OYJ, Class B 2,179 138,539
Konecranes OYJ 2,718 89,082
Lassila & Tikanoja OYJ 794 6,781
* Lindex Group OYJ 2,570 6,527
Luotea PLC 794 2,282
Mandatum OYJ 5,922 47,308
Marimekko OYJ 56 652
Metso OYJ 6,706 115,480
Neste OYJ 2,510 86,476
NoHo Partners OYJ 20 165
Nokia OYJ 18,294 227,580
#Nokian Renkaat OYJ 4,541 55,772
Nordea Bank Abp 18,299 343,235
Olvi OYJ, Class A 621 22,582
#Oma Saastopankki OYJ 323 4,516
Oriola OYJ, Class B 260 281
Shares Value †
FINLAND — (Continued)
Orion OYJ, Class A 202 $ 16,137
#Orion OYJ, Class B 1,792 144,414
Outokumpu OYJ 10,831 72,611
Pihlajalinna OYJ 1,055 13,861
Puuilo OYJ 2,029 30,941
#*QT Group OYJ 139 3,132
Raisio OYJ, Class V 3,523 10,538
Raute OYJ, Class A 26 439
Sampo OYJ, Class A 8,892 92,312
Sanoma OYJ 2,857 31,068
Scanfil OYJ 45 668
*SRV Group OYJ 16 99
Stora Enso OYJ, Class R 9,318 103,402
Taaleri PLC 250 2,244
Ω#Terveystalo OYJ 4,529 41,439
Tieto Oyj 2,500 55,720
UPM- Kymmene OYJ 2,228 66,567
Vaisala OYJ, Class A 230 13,436
Valmet OYJ 2,710 70,636
Viking Line Abp 16 386
Wartsila OYJ Abp 731 30,656
*YIT OYJ 733 2,171
TOTAL FINLAND 2,568,121
FRANCE — (6.9%)
*74Software SA 24 1,005
#Aeroports de Paris SA 569 68,749
Air Liquide SA 319 68,509
Airbus SE 26 5,334
*Alstom SA 4,881 97,794
Alten SA 527 34,928
ΩAmundi SA 512 49,369
Assystem SA 60 3,231
AXA SA 1,438 69,059
ΩAyvens SA 10,016 134,881
#*Bastide le Confort Medical 18 529
Beneteau SACA 700 5,608
#BioMerieux 110 9,252
BNP Paribas SA 1,249 130,734
Bonduelle SCA 204 2,070
Bouygues SA 3,146 185,554
Bureau Veritas SA 3,230 98,740
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 4 401
#Capgemini SE 466 56,304
Carrefour SA 12,096 240,507
CBo Territoria 48 223
Cie de Saint-Gobain SA 3,044 277,234
Cie des Alpes 1,191 30,946
#Cie Generale des
Etablissements Michelin SCA 6,922 250,416
* Clariane SE 6,518 30,874
Coface SA 2,961 54,706
Credit Agricole SA 1,491 29,025
Danone SA 1,257 98,410
Derichebourg SA 5,184 55,064
Eiffage SA, Class P 1,503 241,543
ΩElior Group SA 3,700 11,458

Dimensional International Vector Equity ETF
continued
Shares Value †
FRANCE — (Continued)
Elis SA 4,435 $ 136,617
* Emeis SA 1,491 25,063
Engie SA 17,103 563,158
Equasens 36 1,584
#Eramet SA 118 8,097
Etablissements Maurel et
Prom SA 979 11,438
Eurofins Scientific SE 1,463 101,288
ΩEuronext NV 108 18,104
#*Eutelsat Communications
SACA 7,088 22,607
#*FIGEAC-AERO 9 105
Fnac Darty SA 451 18,675
* Forvia SE 7,182 83,979
Gaztransport Et Technigaz SA 452 109,755
GL Events SACA 226 8,868
Groupe Crit SA 8 522
Groupe SFPI 36 78
Hermes International SCA 68 129,502
*ID Logistics Group SACA 143 60,556
Imerys SA 1,012 26,402
Infotel SA 29 1,179
Ipsen SA 509 99,712
IPSOS SA 808 34,141
Jacquet Metals SACA 56 1,458
JCDecaux SE 2,163 47,955
Kaufman & Broad SA 605 19,623
Kering SA, Class A 489 133,453
*La Francaise De L'energie
SACA 30 1,337
Laurent-Perrier 4 395
Legrand SA 1,045 186,082
LISI SA 435 31,739
LNA Sante SA 19 642
* Lumibird 12 303
LVMH Moet Hennessy Louis
Vuitton SE 740 391,840
Manitou BF SA 72 1,719
Mersen SA 829 31,041
Metropole Television SA 1,439 21,910
Nexans SA 703 130,378
* Nexity SA 1,950 19,260
North Atlantic Energies 75 5,503
NRJ Group 60 502
Opmobility 3,210 53,997
Orange SA 40,546 845,184
#*OVH Groupe SA 326 3,981
Publicis Groupe SA 1,456 135,578
Quadient SA 805 10,973
#Remy Cointreau SA 410 19,228
Renault SA 3,963 138,395
Rexel SA 2,315 97,110
Safran SA 876 280,532
Sanofi SA 420 39,326
Sanofi SA, Sponsored ADR 8 373
Savencia SA 20 1,558
Schneider Electric SE 20 6,302
SCOR SE 3,560 132,464
Shares Value †
FRANCE — (Continued)
#Seche Environnement SACA 40 $ 3,904
SES SA, Class A 21,218 174,975
Ω*SMCP SA 296 1,795
Societe BIC SA 872 59,839
Societe Generale SA 4,049 325,068
Societe LDC SADIR 183 23,957
#Sodexo SA 390 19,818
SPIE SA 2,920 168,867
Stef SA 130 17,720
STMicroelectronics NV- NYS 3,219 177,496
Sword Group 54 1,976
Synergie SE 23 761
Technip Energies NV 2,527 119,461
Television Francaise 1 SA 1,573 12,474
Thales SA 589 161,607
Thermador Groupe 3 243
TotalEnergies SE 16,351 1,520,822
Trigano SA 444 81,406
#*Ubisoft Entertainment SA 2,678 15,525
Valeo SE 10,288 128,709
Vallourec SACA 3,874 116,564
Vicat SACA 668 47,016
VIEL & Cie SA 183 4,006
Vinci SA 2,074 312,628
Virbac SACA 16 6,973
* Viridien 509 86,398
Vivendi SE 19,782 46,062
#*Voltalia SA, Registered 788 6,526
#Vusion 126 17,884
Ω*X-Fab Silicon Foundries SE 1,142 8,426
TOTAL FRANCE 10,262,934
GERMANY — (7.0%)
1&1 AG 842 22,273
*7C Solarparken AG 1,080 2,382
Adesso SE 23 1,573
adidas AG 1,160 200,573
AIXTRON SE 1,376 75,831
#All for One Group SE 4 169
Allgeier SE 16 304
Allianz SE, Registered 12 5,476
Alzchem Group AG 213 41,452
* Aumovio SE 828 35,792
Aurubis AG 584 125,571
BASF SE 9,676 621,321
Bayer AG, Registered 16,287 726,962
Bayerische Motoren Werke AG 1,152 105,297
#*BayWa AG 120 394
Bechtle AG 1,398 47,623
ΩBefesa SA 1,476 56,617
* Bertrandt AG 12 153
Bijou Brigitte AG 98 5,702
#Borussia Dortmund GmbH &
Co. KGaA 2,333 8,744
Brenntag SE 3,427 249,564
CANCOM SE 805 23,371
Carl Zeiss Meditec AG, Class
BR 35 1,087
*CECONOMY AG 2,972 15,270

Dimensional International Vector Equity ETF
continued
Shares Value †
GERMANY — (Continued)
Cewe Stiftung & Co. KGAA 224 $ 24,779
Commerzbank AG 2,560 105,736
Continental AG 1,328 99,980
Daimler Truck Holding AG 5,606 282,378
Dermapharm Holding SE 51 2,773
*Deutsche Bank AG,
Registered Sponsored 3,696 114,761
Deutsche Boerse AG 786 241,199
Deutsche Post AG 6,750 398,913
Deutsche Telekom AG 20,711 669,813
Deutz AG 3,715 43,274
Duerr AG 2,541 62,893
ΩDWS Group GmbH & Co.
KGaA 603 41,733
E.ON SE 23,073 511,272
Eckert & Ziegler SE 989 17,704
Elmos Semiconductor SE 204 43,936
ElringKlinger AG 605 3,910
#Energiekontor AG 515 24,527
Evonik Industries AG 806 16,716
*Evotec SE 2,768 17,014
Fielmann Group AG 316 15,754
flatexDEGIRO SE 1,893 67,683
*Fraport AG Frankfurt Airport
Services Worldwide 789 64,556
Freenet AG 3,673 116,936
Fresenius Medical Care AG 3,405 154,217
Fresenius SE & Co. KGaA 2,098 101,519
Friedrich Vorwerk Group SE 261 22,335
FUCHS SE 389 14,899
GEA Group AG 2,464 168,654
Gesco SE 24 418
#GFT Technologies SE 631 13,768
Hannover Rueck SE 380 114,827
ΩHapag -Lloyd AG 343 44,340
Heidelberg Materials AG 1,544 341,137
#*Heidelberger
Druckmaschinen AG 13,507 23,275
Henkel AG & Co. KGaA 466 32,115
#Hensoldt AG 852 77,077
HOCHTIEF AG 148 79,375
Hornbach Holding AG & Co.
KGaA 460 43,654
#HUGO BOSS AG 3,019 127,740
Indus Holding AG 1,218 42,720
#Infineon Technologies AG 7,661 513,411
Init Innovation in Traffic
Systems SE 27 1,609
ΩInstone Real Estate Group
SE 488 5,049
IVU Traffic Technologies AG 131 2,920
Jenoptik AG 1,356 53,096
ΩJOST Werke SE 546 33,177
K+S AG, Registered 5,916 110,758
KION Group AG 2,094 108,817
#*Kloeckner & Co. SE 462 6,449
Knorr- Bremse AG 733 85,168
*Koenig & Bauer AG 32 350
#Kontron AG 2,649 66,250
Shares Value †
GERMANY — (Continued)
Krones AG 295 $ 42,703
#KWS Saat SE & Co. KGaA 488 43,964
#*Medios AG 3 48
Mercedes-Benz Group AG 2,724 158,443
Merck KGaA 285 36,792
MLP SE 3,225 30,227
MTU Aero Engines AG 449 153,427
Muenchener
Rueckversicherungs -
Gesellschaft AG in Muenchen ,
Class R 363 217,507
Multitude AG 28 196
#Mutares SE & Co. KGaA 512 14,865
Nemetschek SE 126 9,134
*Nordex SE 1,409 80,195
Norma Group SE 748 12,898
ProCredit Holding AG 480 4,606
ProSiebenSat.1 Media SE 318 1,510
#Puma SE 1,866 56,868
*PVA TePla AG 706 30,278
PWO AG 12 377
#*Q Beyond AG Konv Namens
Aktien 53 228
QIAGEN NV 1,292 44,677
RENK Group AG 508 32,161
Rheinmetall AG 254 403,966
RTL Group SA 607 23,319
RWE AG 2,433 176,892
Salzgitter AG 175 9,862
Schaeffler AG 6,018 57,040
ΩScout24 SE 511 42,559
Secunet Security Networks AG 4 858
Siemens AG, Registered 289 85,617
Siemens Energy AG 15 3,177
ΩSiemens Healthineers AG 57 2,332
Siltronic AG 532 49,738
Sixt SE 761 60,658
*SMA Solar Technology AG 273 17,437
Stabilus SE 1,112 22,462
Suedzucker AG 1,943 28,217
Surteco Group SE 4 47
#SUSS MicroTec SE 789 70,526
Symrise AG, Class A 773 68,225
Talanx AG 792 103,032
Technotrans SE 16 616
thyssenkrupp AG 11,338 134,131
* Tkms AG& Co. KGaA 134 13,660
TUI AG 14,863 110,747
United Internet AG 2,506 78,548
* Verbio SE 618 27,359
Volkswagen AG, Registered,
Class R 382 39,411
Vossloh AG 283 25,197
Wacker Chemie AG 301 33,067
Wacker Neuson SE 1,739 39,126
Washtec AG 451 23,066
* Westwing Group SE 39 606
Wuestenrot &
Wuerttembergische AG 759 13,213

Dimensional International Vector Equity ETF
continued
Shares Value †
GERMANY — (Continued)
Ω*Zalando SE 357 $ 8,807
Zeal Network SE 81 4,656
TOTAL GERMANY 10,500,143
HONG KONG — (1.6%)
AIA Group, Ltd. 22,000 238,851
Bank of East Asia, Ltd. (The) 17,182 30,005
* Bitfire Group Holdings, Ltd. 500 166
BOC Hong Kong Holdings, Ltd. 13,000 74,212
#*Bright Smart Securities &
Commodities Group, Ltd. 30,000 47,296
Ω#Budweiser Brewing Co.
APAC, Ltd. 6,200 6,070
Cathay Pacific Airways, Ltd. 17,000 25,130
Chinese Estates Holdings, Ltd. 1,500 232
Chow Sang Sang Holdings
International, Ltd. 13,000 19,283
CITIC Telecom International
Holdings, Ltd. 99,000 35,133
CK Asset Holdings, Ltd. 16,500 102,912
CK Hutchison Holdings, Ltd. 4,000 33,215
CK Infrastructure Holdings,
Ltd. 2,000 16,773
*CK Life Sciences Int'l
Holdings, Inc. 2,000 184
#*Cowell e Holdings, Inc. 6,000 24,203
ΩCrystal International Group,
Ltd. 7,000 5,880
CTF Services, Ltd. 12,631 13,109
Dah Sing Banking Group, Ltd. 10,800 17,302
Dah Sing Financial Holdings,
Ltd. 4,400 23,152
*Deep Source Holdings, Ltd. 60,000 6,127
Emperor Watch & Jewellery ,
Ltd. 10,000 383
First Pacific Co., Ltd. 66,000 46,338
Ω*FIT Hon Teng, Ltd. 61,000 59,881
Galaxy Entertainment Group,
Ltd. 8,000 33,864
Giordano International, Ltd. 12,000 2,282
Great Eagle Holdings, Ltd. 1,000 2,267
#Guotai Junan International
Holdings, Ltd. 196,000 60,548
Hang Lung Group, Ltd. 18,000 37,155
Hang Lung Properties, Ltd. 64,234 75,437
Henderson Land Development
Co., Ltd. 10,000 39,292
*HKR International, Ltd. 800 121
#HKT Trust & HKT, Ltd., Class
SS 36,000 58,317
Hong Kong & China Gas Co.,
Ltd. 34,000 31,380
Hong Kong Exchanges &
Clearing, Ltd. 3,500 184,254
Hong Kong Technology
Venture Co., Ltd. 5,000 689
*Hongkong & Shanghai Hotels,
Ltd. (The) 15,500 11,654
Ω* Honma Golf, Ltd. 500 188
Shares Value †
HONG KONG — (Continued)
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 46,000 $ 6,811
IGG, Inc. 23,000 9,102
ΩImpro Precision Industries,
Ltd. 15,000 19,856
Johnson Electric Holdings, Ltd. 11,000 29,347
Kerry Properties, Ltd. 4,500 13,637
Kowloon Development Co.,
Ltd. 1,000 597
Luk Fook Holdings
International, Ltd. 13,000 37,040
Man Wah Holdings, Ltd. 74,400 40,459
*Melco International
Development, Ltd. 7,000 3,807
#MGM China Holdings, Ltd. 2,800 4,175
Modern Dental Group, Ltd. 1,000 766
*Mongolian Mining Corp. 33,000 39,809
NagaCorp , Ltd. 4,000 2,042
*New World Development Co.,
Ltd. 49,000 53,292
Oriental Watch Holdings 2,000 835
Pacific Basin Shipping, Ltd. 150,000 58,593
Pacific Textiles Holdings, Ltd. 3,000 448
PAX Global Technology, Ltd. 31,000 15,433
PCCW, Ltd. 42,000 32,383
Pico Far East Holdings, Ltd. 2,000 620
#Sa Sa International Holdings,
Ltd. 12,000 1,486
ΩSamsonite Group SA 24,600 44,812
Shangri-La Asia, Ltd. 28,000 15,834
*Shun Tak Holdings, Ltd. 4,000 296
SITC International Holdings
Co., Ltd. 13,000 54,232
#*SJM Holdings, Ltd. 56,000 14,726
SmarTone
Telecommunications Holdings,
Ltd. 4,000 2,563
#Stella International Holdings,
Ltd. 33,500 63,547
#SUNeVision Holdings, Ltd. 45,000 35,098
Swire Pacific, Ltd., Class A 500 5,413
Tai Hing Group Holdings, Ltd. 6,000 850
Techtronic Industries Co., Ltd. 5,500 78,564
*Television Broadcasts, Ltd. 13,500 4,739
Texhong International Group,
Ltd. 9,000 8,134
Transport International
Holdings, Ltd. 8,846 11,484
#United Laboratories
International Holdings, Ltd.
(The) 42,000 50,290
#Vitasoy International
Holdings, Ltd. 22,000 17,356
VSTECS Holdings, Ltd. 32,000 41,829
VTech Holdings, Ltd. 5,500 42,336
ΩWH Group, Ltd. 102,000 123,956
Xinyi Glass Holdings, Ltd. 27,699 34,121
#Yue Yuen Industrial Holdings,
Ltd. 12,000 22,288

Dimensional International Vector Equity ETF
continued
Shares Value †
HONG KONG — (Continued)
#*Yunfeng Financial Group,
Ltd. 6,000 $ 2,045
TOTAL HONG KONG 2,408,336
IRELAND — (0.5%)
AIB Group PLC 19,189 220,549
Bank of Ireland Group PLC 10,647 209,074
Cairn Homes PLC 15,011 38,387
FBD Holdings PLC 335 6,307
Glanbia PLC 1,495 34,688
Ω* Glenveagh Properties PLC 21,115 52,262
Irish Continental Group PLC 1,757 13,397
Kingspan Group PLC 1,098 101,302
Permanent TSB Group
Holdings PLC 2,111 7,206
TOTAL IRELAND 683,172
ISRAEL — (1.1%)
*Abra Information
Technologies, Ltd. 176 224
Arad, Ltd. 28 403
*Ashdod Refinery, Ltd. 24 817
Ashtrom Group, Ltd. 56 1,383
Automatic Bank Services, Ltd. 44 391
Bank Hapoalim BM 5,273 141,124
Bank Leumi Le-Israel BM,
Class IS 5,781 146,045
*Bet Shemesh Engines
Holdings 1997, Ltd. 19 4,640
Bezeq The Israeli
Telecommunication Corp., Ltd. 13,321 36,239
* Carasso Motors, Ltd. 1,887 20,377
Cellcom Israel, Ltd. 4,007 49,230
Clal Insurance Enterprises
Holdings, Ltd., Registered 1,168 100,929
Danel Adir Yeoshua , Ltd. 135 21,452
Delek Group, Ltd. 163 55,595
Delta Galil, Ltd. 69 3,997
Delta Israel Brands, Ltd. 8 322
Diplomat Holdings, Ltd. 654 11,715
El Al Israel Airlines 3,997 17,912
Electra, Ltd. 400 13,171
* Equital , Ltd. 91 3,912
* Fattal Holdings 1998, Ltd. 88 21,909
First International Bank Of
Israel, Ltd. (The) 685 57,197
FMS Enterprises Migun , Ltd. 4 316
Formula Systems 1985, Ltd. 21 2,944
Fox Wizel , Ltd. 249 26,813
* Gilat Satellite Networks, Ltd. 119 2,127
Hagag Group Real Estate
Development 60 637
Hamat Group, Ltd. 32 166
Harel Insurance Investments &
Financial Services, Ltd. 791 49,033
Hilan , Ltd. 55 3,939
ICL Group, Ltd. 3,357 18,012
IDI Insurance Co., Ltd. 244 18,820
Ilex Medical, Ltd. 12 224
Shares Value †
ISRAEL — (Continued)
Inrom Construction Industries,
Ltd. 5,013 $ 46,867
Israel Discount Bank, Ltd.,
Class A 528 5,870
Isras Investment Co., Ltd. 5 1,445
Issta , Ltd. 378 13,496
Kenon Holdings, Ltd. 4 369
Land Development Nimrodi
Group, Ltd. 40 512
M Yochananof & Sons, Ltd. 11 1,274
*Malam - Team, Ltd. 16 457
Matrix IT, Ltd. 139 4,245
Max Stock, Ltd. 342 3,406
Mediterranean Towers, Ltd. 2,997 17,228
Meitav Investment House, Ltd. 92 4,188
Menora Mivtachim Holdings,
Ltd. 54 8,800
* Meshek Energy Renewable
Energies, Ltd. 508 2,208
Meshulam Levinstein
Contracting & Engineering,
Ltd. 12 2,142
*Migdal Insurance & Financial
Holdings, Ltd. 2,170 13,827
Mizrahi Tefahot Bank, Ltd. 332 26,091
*Naphtha Israel Petroleum
Corp., Ltd. 36 344
Neto Malinda Trading, Ltd. 236 13,590
Next Vision Stabilized
Systems, Ltd. 1,088 124,531
Oil Refineries, Ltd. 91,296 46,635
One Software Technologies,
Ltd. 192 4,192
Palram Industries 1990, Ltd. 101 1,749
Partner Communications Co.,
Ltd. 1,223 16,260
Paz Retail And Energy, Ltd. 182 50,245
*Perion Network, Ltd. 1,131 11,543
Phoenix Financial, Ltd. 1,610 96,693
* Prashkovsky Investments and
Construction, Ltd. 50 2,676
Qualitau , Ltd. 125 23,500
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 192 23,674
Rani Zim Shopping Centers,
Ltd. 160 277
Scope Metals Group, Ltd. 225 17,088
* Shikun & Binui , Ltd. 217 1,448
Shufersal , Ltd. 1,741 25,954
Strauss Group, Ltd. 708 30,698
ΩTamar Petroleum, Ltd. 189 1,971
Tel Aviv Stock Exchange, Ltd. 1,181 59,487
Telsys , Ltd. 8 858
*Teva Pharmaceutical
Industries, Ltd. 116 4,079
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 3,587 125,796
Tiv Taam Holdings 1, Ltd. 152 711

Dimensional International Vector Equity ETF
continued
Shares Value †
ISRAEL — (Continued)
* Veridis Environment, Ltd. 64 $ 959
Victory Supermarket Chain,
Ltd. 16 308
YD More Investments, Ltd. 1,853 25,471
TOTAL ISRAEL 1,695,177
ITALY — (2.9%)
A2A SpA 49,526 140,884
ACEA SpA 655 17,165
*Aquafil SpA 45 76
Ariston Holding NV, Class B 3,094 14,242
Arnoldo Mondadori Editore
SpA 4,367 10,553
Ascopiave SpA 1,125 4,586
Azimut Holding SpA 1,888 79,951
B&C Speakers SpA 4 58
Banca Generali SpA 776 50,748
Banca IFIS SpA 1,462 39,788
Banca Mediolanum SpA 2,163 47,270
Banca Monte dei Paschi di
Siena SpA 18,666 198,204
Banca Profilo SpA 676 147
Ω*Banca Sistema SpA 112 217
Banco BPM SpA , Class R 14,326 208,131
Banco di Desio e della Brianza
SpA 551 5,959
BasicNet SpA 180 1,525
Biesse SpA 20 138
BPER Banca SPA 14,940 219,663
Brembo NV 3,788 35,548
Buzzi SpA 1,041 56,808
*Cairo Communication SpA 1,668 4,892
Cembre SpA 10 914
Cementir Holding NV 1,504 26,817
*CIR SpA -Compagnie
Industriali 12,812 10,054
Credito Emiliano SpA 1,611 28,460
d'Amico International Shipping
SA 2,249 21,106
Danieli & C Officine
Meccaniche SpA 127 9,892
Danieli & C Officine
Meccaniche SpA 1,904 106,850
#Digital Value SpA 76 2,585
Ω* doValue SpA 2,401 5,915
Emak SpA 184 195
ΩEnav SpA 3,495 20,417
Enel SpA 27,028 314,642
Eni SpA , Class B 14,110 397,241
ERG SpA 1,510 40,704
Esprinet SpA 1,506 10,149
#Ferretti SpA 8,422 39,221
Fiera Milano SpA 74 646
Fila SpA 386 4,211
* Fincantieri SpA 578 8,082
FinecoBank Banca Fineco SpA 4,426 109,445
FNM SpA 460 273
#GPI SpA 126 2,380
#Hera SpA 20,818 98,121
Shares Value †
ITALY — (Continued)
IMMSI SpA 520 $ 300
Industrie De Nora SpA 206 1,496
Intercos SpA 1,737 24,695
Intesa Sanpaolo SpA 20,412 138,278
Italmobiliare SpA 334 11,401
Iveco Group NV 4,370 71,588
Lottomatica Group Spa 1,050 30,891
Maire SpA 2,538 46,742
MARR SpA 128 1,290
#MFE-MediaForEurope NV,
Class A 3,403 11,217
MFE- MediaForEurope NV,
Class A 12,406 42,232
Moltiply Group SpA 425 16,951
Moncler SpA 848 50,971
ΩNexi SpA 2,790 13,248
Orsero SpA 130 2,483
ΩOVS SpA 8,514 50,536
Pharmanutra SpA 61 5,638
ΩPirelli & C SpA 7,477 51,310
#Poste Italiane SpA 2,227 59,014
Prysmian SpA 217 32,570
ΩRAI Way SpA 2,270 16,297
Recordati Industria Chimica e
Farmaceutica SpA 789 45,943
Rizzoli Corriere Della Sera
Mediagroup SpA 835 946
* Safilo Group SpA 12,420 23,311
Saipem SpA 31,115 168,116
#*Salvatore Ferragamo SpA 829 7,196
Sanlorenzo SpA 485 18,888
#*Seri Industrial SpA 52 139
Sesa SpA 265 26,718
Snam SpA 84 663
Sogefi SpA 2,247 5,403
SOL SpA 145 9,797
ΩTechnogym SpA 2,693 63,307
*Telecom Italia SpA 367,043 289,077
*Telecom Italia SpA 113,427 104,475
Tenaris SA 46 1,469
Tenaris SA, Sponsored ADR 1,194 76,297
#*TREVI - Finanziaria
Industriale SpA 5,230 1,894
TXT e-solutions SpA 46 1,765
UniCredit SpA 3,185 245,167
Unipol Assicurazioni SpA 3,908 101,771
Webuild SpA 8,882 26,298
Wiit SpA 197 6,979
TOTAL ITALY 4,299,640
JAPAN — (22.7%)
77 Bank, Ltd. (The) 300 5,789
A&D HOLON Holdings Co.,
Ltd. 1,900 34,616
ABC-Mart, Inc. 900 15,323
#AD Works Group Co., Ltd. 1,700 4,394
ADEKA Corp. 4,700 117,811
Advantest Corp. 2,500 450,847
Aeon Co., Ltd. 11,300 108,886

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
#Aeon Hokkaido Corp. 400 $ 2,162
AGC, Inc. 800 28,533
Ahresty Corp. 200 1,059
Aica Kogyo Co., Ltd. 1,700 38,121
Aichi Financial Group, Inc. 7,000 66,469
Aida Engineering, Ltd. 2,600 19,744
Ain Holdings, Inc. 1,000 36,036
Air Water, Inc. 2,700 38,224
Airman Corp. 100 1,302
Airport Facilities Co., Ltd. 200 1,238
Aisan Industry Co., Ltd. 2,000 22,195
Aisin Corp. 4,600 73,049
Ajinomoto Co., Inc. 1,400 45,474
#*Akebono Brake Industry
Co., Ltd. 3,300 2,653
Akita Bank, Ltd. (The) 600 20,867
Alconix Corp. 1,700 26,915
Alfresa Holdings Corp. 2,000 30,190
Allied Telesis Holdings KK,
Class B 200 340
Alps Alpine Co., Ltd.,
Registered 4,500 67,957
ALSOK Co., Ltd. 3,700 28,038
Amada Co., Ltd. 3,300 55,363
Amano Corp. 100 2,287
Amvis Holdings, Inc. 1,700 4,188
and ST HD Co., Ltd., Class B 1,800 34,437
Anest Iwata Corp. 200 2,020
#Anicom Holdings, Inc., Class
B 1,800 17,230
#AOKI Holdings, Inc. 1,900 18,830
Aoyama Trading Co., Ltd. 12,000 60,419
#Aoyama Zaisan Networks
Co., Ltd. 100 890
Aozora Bank, Ltd., Class A 3,800 61,072
Appier Group, Inc. 2,500 14,135
Arata Corp. 1,200 21,311
#*ARCHION Corp. 11,800 22,816
ARCLANDS Corp. 5,800 65,808
Arcs Co., Ltd. 100 2,170
ARE Holdings, Inc. 700 15,769
Argo Graphics, Inc. 1,700 14,602
Arisawa Manufacturing Co.,
Ltd. 400 6,951
Artience Co., Ltd. 700 17,466
As One Corp. 1,200 16,583
#Asahi Diamond Industrial
Co., Ltd. 1,600 13,181
Asahi Group Holdings, Ltd. 10,800 106,687
#Asahi Intecc Co., Ltd. 1,700 35,778
Asahi Kasei Corp. 21,400 209,623
ASAHI YUKIZAI Corp. 600 21,939
Asanuma Corp. 1,300 7,665
Asia Pile Holdings Corp. 1,400 12,490
Asics Corp. 7,300 206,462
ASKA Pharmaceutical
Holdings Co., Ltd. 1,000 18,608
Astellas Pharma, Inc. 18,100 257,804
#Astena Holdings Co., Ltd. 300 921
Shares Value †
JAPAN — (Continued)
Autobacs Seven Co., Ltd. 3,100 $ 30,168
Awa Bank, Ltd. (The) 100 4,046
Axial Retailing, Inc. 4,000 28,793
Azbil Corp. 1,300 11,564
AZ-COM MARUWA Holdings,
Inc. 1,800 10,269
Bandai Namco Holdings, Inc. 2,500 57,800
Bando Chemical Industries,
Ltd. 1,000 12,948
Bank of Iwate, Ltd. (The) 900 11,286
Bank of Saga, Ltd. (The) 500 16,241
Bank of the Ryukyus, Ltd. 200 3,214
BayCurrent , Inc. 1,000 32,290
Belc Co., Ltd., Class R 600 26,725
Bell System24 Holdings, Inc. 2,100 20,061
Belluna Co., Ltd. 5,400 29,049
Bic Camera, Inc. 3,800 39,296
BIPROGY, Inc. 900 25,695
Blue Zones Holdings Co., Ltd. 2,500 27,839
#Bridgestone Corp. 3,400 70,840
Brother Industries, Ltd. 3,500 66,648
Bunka Shutter Co., Ltd. 1,800 21,250
C. Uyemura & Co., Ltd. 200 29,916
Calbee , Inc. 1,600 30,284
Canon Marketing Japan, Inc. 1,400 31,939
Canon, Inc. 1,300 33,241
Capcom Co., Ltd. 2,600 54,802
Carlit Co., Ltd. 100 1,749
CCI Group, Inc. 6,600 39,632
Celsys , Inc. 2,700 23,450
Central Automotive Products,
Ltd. 1,000 11,531
Central Glass Co., Ltd. 600 15,717
Change Holdings, Inc. 100 576
Chiba Bank, Ltd. (The) 3,300 45,782
Chiba Kogyo Bank, Ltd. (The) 1,000 13,465
#Chori Co., Ltd. 400 10,912
#Chubu Shiryo Co., Ltd. 100 1,077
*Chugai Mining Co., Ltd. 300 1,643
Chugai Pharmaceutical Co.,
Ltd. 3,100 160,554
Chugin Financial Group, Inc. 3,300 61,639
Chugoku Marine Paints, Ltd. 1,300 26,339
Citizen Watch Co., Ltd. 3,700 42,807
CKD Corp. 1,100 42,398
CMK Corp. 9,900 39,611
Coca-Cola Bottlers Japan
Holdings, Inc. 900 19,625
#Colowide Co., Ltd. 1,300 15,351
Computer Engineering &
Consulting, Ltd. 1,500 18,551
#Computer Institute of Japan,
Ltd. 300 950
COMSYS Holdings Corp. 200 7,207
Cosmo Energy Holdings Co.,
Ltd. 2,800 71,526
Cosmos Pharmaceutical Corp. 700 26,994
#Create Restaurants Holdings,
Inc. 1,000 4,550

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
#Create SD Holdings Co., Ltd. 1,100 $ 23,024
Cresco, Ltd. 300 2,609
CTI Engineering Co., Ltd. 600 10,797
CTS Co., Ltd. 100 552
Curves Holdings Co., Ltd. 1,200 6,295
CyberAgent , Inc. 3,400 27,089
#Cybozu, Inc. 300 3,978
Dai Nippon Printing Co., Ltd. 2,900 54,926
#Dai Nippon Toryo Co., Ltd. 100 786
Daicel Corp. 10,500 82,550
Dai-Dan Co., Ltd. 300 5,328
Daido Metal Co., Ltd. 500 2,789
Daido Steel Co., Ltd. 5,700 66,310
Daiei Kankyo Co., Ltd. 700 16,818
Daifuku Co., Ltd. 1,500 64,899
Daihatsu Infinearth Mfg Co.,
Ltd. 100 1,883
Daiichi Jitsugyo Co., Ltd. 700 14,272
Daiichi Life Group, Inc. 14,700 135,082
Daiichikosho Co., Ltd. 3,700 38,333
Daiki Aluminium Industry Co.,
Ltd. 1,600 14,958
Daikin Industries, Ltd. 300 42,050
Daikyonishikawa Corp. 800 4,350
Daio Paper Corp. 6,800 41,354
Daiseki Co., Ltd. 1,200 32,277
Daishi Hokuetsu Financial
Group, Inc. 1,200 14,994
Daishinku Corp. 200 934
Daito Trust Construction Co.,
Ltd. 3,000 67,349
Daitron Co., Ltd. 1,300 24,133
Daiwa House Industry Co., Ltd. 5,100 155,826
Daiwa Securities Group, Inc. 3,000 28,094
Daiwabo Holdings Co., Ltd. 2,000 40,930
DCM Holdings Co., Ltd. 2,500 23,308
Dear Life Co., Ltd. 100 669
Denka Co., Ltd. 3,400 88,957
Denso Corp. 2,200 26,429
#*Dentsu Group, Inc. 1,500 28,582
Dentsu Soken , Inc. 1,500 21,049
#Denyo Co., Ltd. 600 13,784
Dexerials Corp. 6,200 96,597
DIC Corp. 2,400 54,890
dip Corp. 1,200 13,945
Disco Corp. 100 47,229
DKS Co., Ltd. 100 5,348
#DMG Mori Co., Ltd. 2,100 39,305
Doutor Nichires Holdings Co.,
Ltd. 1,100 19,409
Dowa Holdings Co., Ltd. 800 48,376
DTS Corp. 3,400 22,131
Duskin Co., Ltd. 500 12,594
#DyDo Group Holdings, Inc. 900 14,548
Eagle Industry Co., Ltd. 1,200 21,541
Earth Corp. 600 17,536
Ebara Corp. 4,400 149,573
EDION Corp. 2,900 39,288
Ehime Bank, Ltd. (The) 100 1,133
Shares Value †
JAPAN — (Continued)
Elecom Co., Ltd. 900 $ 9,310
ENEOS Holdings, Inc. 23,400 197,184
#ES-Con Japan, Ltd. 2,200 16,496
Eslead Corp. 300 11,142
ESPEC Corp. 900 19,096
#Euglena Co., Ltd. 400 1,029
Exedy Corp. 700 27,293
EXEO Group, Inc. 8,600 157,726
Ezaki Glico Co., Ltd. 400 14,458
Fast Retailing Co., Ltd. 200 93,922
Feed One Co., Ltd. 300 2,133
#Ferrotec Corp. 3,500 168,182
Fintech Global, Inc. 6,900 5,592
First Bank of Toyama, Ltd.
(The) 4,600 76,058
#Fixstars Corp. 300 2,420
Food & Life Cos., Ltd. 1,600 92,648
Foster Electric Co., Ltd. 100 1,908
FP Corp. 1,400 20,504
#France Bed Holdings Co.,
Ltd. 100 814
Freebit Co., Ltd. 100 895
Fudo Tetra Corp. 400 7,561
Fuji Electric Co., Ltd. 700 58,451
Fuji Kyuko Co., Ltd. 1,000 14,422
FUJI OIL Co., Ltd. 1,000 21,256
Fuji Seal International, Inc. 2,100 33,181
#Fujibo Holdings, Inc. 1,800 44,855
FUJIFILM Holdings Corp. 2,200 40,573
Fujikura Composites, Inc. 100 1,603
Fujikura, Ltd. 6,900 262,914
#Fujita Kanko, Inc. 1,000 13,024
Fujitsu, Ltd. 5,300 107,552
Fukuda Corp. 200 10,695
Fukuda Denshi Co., Ltd. 400 25,679
Fukui Bank, Ltd. (The) 900 21,537
Fukuoka Financial Group, Inc. 300 12,266
Fukuyama Transporting Co.,
Ltd. 500 16,560
#FULLCAST Holdings Co.,
Ltd. 100 1,036
#Funai Soken Holdings, Inc. 3,000 21,442
Furukawa Co., Ltd. 500 13,194
Furukawa Electric Co., Ltd. 1,200 324,457
Furuno Electric Co., Ltd. 600 27,453
#Furuya Metal Co., Ltd. 900 42,213
Furyu Corp. 100 816
Fuso Chemical Co., Ltd. 2,100 43,687
Futaba Industrial Co., Ltd. 4,400 27,376
Future Corp. 2,000 19,514
#GA Technologies Co., Ltd. 300 2,933
Gakken Holdings Co., Ltd. 100 616
Galilei Co., Ltd. 500 11,391
#Genky DrugStores Co., Ltd. 1,000 23,005
Geo Holdings Corp. 600 7,118
#giftee, Inc. 300 2,186
GLOBERIDE, Inc. 100 1,325
Glory, Ltd. 2,100 53,671

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
GMO Financial Holdings, Inc. 3,600 $ 23,593
GMO Payment Gateway, Inc. 500 24,824
Goldcrest Co., Ltd. 500 10,657
Goldwin, Inc. 1,200 16,801
GS Yuasa Corp. 2,300 92,716
G- Tekt Corp. 1,300 14,966
Gunma Bank, Ltd. (The) 6,400 88,196
Gunze, Ltd. 900 20,733
H.U. Group Holdings, Inc. 1,900 37,720
H2O Retailing Corp. 2,700 39,818
Hachijuni Nagano Bank, Ltd. 4,900 66,337
Hakuhodo DY Holdings, Inc. 4,600 30,808
Hakuto Co., Ltd. 900 23,921
Halows Co., Ltd. 100 2,511
Hamakyorex Co., Ltd. 1,200 13,171
Hamamatsu Photonics KK 3,100 40,020
Hankyu Hanshin Holdings, Inc. 1,400 40,364
Hanwa Co., Ltd. 2,000 20,586
Happinet Corp. 1,400 23,845
Haseko Corp. 3,400 58,777
Hazama Ando Corp. 7,000 85,052
Heiwa Real Estate Co., Ltd. 1,500 23,270
Heiwado Co., Ltd. 1,300 22,092
Hiday Hidaka Corp. 1,800 32,725
#Hioki EE Corp. 400 28,538
Hirata Corp. 800 16,515
Hirogin Holdings, Inc. 6,800 80,257
Hirose Electric Co., Ltd. 200 27,855
HIS Co., Ltd. 4,000 26,674
Hitachi Construction Machinery
Co., Ltd. 1,200 41,903
Hitachi, Ltd. 11,200 348,926
Hochiki Corp. 2,400 29,498
#Hokko Chemical Industry
Co., Ltd. 100 1,089
#Hokuetsu Corp. 3,200 18,154
Hokuhoku Financial Group,
Inc. 1,500 56,964
Honda Motor Co., Ltd. 5,700 46,068
H-One Co., Ltd. 200 1,609
Honeys Holdings Co., Ltd. 100 931
Hoosiers Holdings Co., Ltd. 400 3,007
Horiba, Ltd. 300 41,543
Hosokawa Micron Corp. 300 11,333
House Foods Group, Inc. 1,900 36,435
Hoya Corp. 100 18,570
#Hulic Co., Ltd. 5,800 65,364
Hyakugo Bank, Ltd. (The) 6,600 74,758
Hyakujushi Bank, Ltd. (The) 4,000 60,649
Ibiden Co., Ltd. 2,100 180,645
Ichigo , Inc. 300 957
Ichinen Holdings Co., Ltd. 100 1,378
Ichiyoshi Securities Co., Ltd. 200 1,677
Idec Corp. 1,400 29,974
Idemitsu Kosan Co., Ltd. 7,300 62,819
IDOM, Inc. 7,700 64,762
IHI Corp. 2,100 38,233
Iida Group Holdings Co., Ltd. 1,600 22,565
Shares Value †
JAPAN — (Continued)
#Iino Kaiun Kaisha, Ltd. 5,900 $ 62,048
Inaba Denki Sangyo Co., Ltd. 200 3,368
Inabata & Co., Ltd. 600 14,798
Infomart Corp. 5,400 14,852
INFRONEER Holdings, Inc. 6,500 88,413
#Inpex Corp. 15,000 397,243
Insource Co., Ltd. 300 1,309
Internet Initiative Japan, Inc. 800 14,154
Iriso Electronics Co., Ltd. 900 19,355
Isetan Mitsukoshi Holdings,
Ltd. 1,900 35,998
Ishihara Sangyo Kaisha, Ltd. 1,600 30,784
Istyle , Inc. 1,500 4,432
Isuzu Motors, Ltd. 8,100 110,926
Ito En, Ltd. 1,400 25,806
ITOCHU Corp. 1,000 12,367
Itochu Enex Co., Ltd. 1,200 14,687
Itoham Yonekyu Holdings, Inc. 700 23,318
#Itoki Corp. 600 12,118
IwaiCosmo Holdings, Inc. 700 16,528
Iwatani Corp. 4,500 55,164
Iyogin Holdings, Inc. 1,700 32,740
Izumi Co., Ltd. 5,600 33,913
J Front Retailing Co., Ltd. 6,700 97,718
#J Trust Co., Ltd. 2,700 11,509
JAC Recruitment Co., Ltd. 400 2,200
Japan Airlines Co., Ltd. 3,800 59,508
Japan Airport Terminal Co.,
Ltd. 1,100 35,428
Japan Aviation Electronics
Industry, Ltd. 3,200 49,193
Japan Cash Machine Co., Ltd. 100 620
Japan Electronic Materials
Corp. 800 35,940
Japan Elevator Service
Holdings Co., Ltd. 2,400 24,413
Japan Exchange Group, Inc. 8,200 97,512
#Japan Investment Adviser
Co., Ltd. 1,700 23,780
Japan Lifeline Co., Ltd. 3,200 28,670
Japan Material Co., Ltd. 2,800 31,769
Japan Post Holdings Co., Ltd. 3,700 43,043
Japan Post Insurance Co., Ltd. 300 2,920
Japan Pulp & Paper Co., Ltd. 1,700 12,020
Japan Tobacco, Inc. 1,000 37,427
Japan Transcity Corp. 2,400 17,827
Japan Wool Textile Co., Ltd.
(The) 1,400 15,947
JBCC Holdings, Inc. 1,300 9,972
JCU Corp. 400 16,924
JDC Corp. 3,400 12,671
Jeol , Ltd. 900 36,051
#JFE Holdings, Inc. 4,900 53,626
JINS Holdings, Inc. 600 25,385
#JINUSHI Co., Ltd. 2,300 49,316
JM Holdings Co., Ltd. 1,000 8,691
Joshin Corp. 700 12,972
Joyful Honda Co., Ltd. 2,700 35,390
#JP-Holdings, Inc. 7,300 30,699

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
JTEKT Corp. 3,900 $ 47,610
#Juki Corp. 2,300 11,243
JVCKenwood Corp. 6,000 45,295
Kaga Electronics Co., Ltd. 600 16,119
#Kagome Co., Ltd. 1,800 30,876
Kajima Corp. 900 35,132
Kakaku.com, Inc. 2,200 36,797
Kameda Seika Co., Ltd. 2,100 19,137
Kamei Corp. 500 10,210
Kamigumi Co., Ltd. 100 3,315
Kanadevia Corp. 7,400 56,384
Kanamoto Co., Ltd. 2,000 59,220
Kandenko Co., Ltd. 700 30,545
Kaneka Corp. 500 15,625
Kanematsu Corp. 2,600 35,705
#Kansai Paint Co., Ltd. 1,800 26,907
Kanto Denka Kogyo Co., Ltd. 3,100 33,056
#Kao Corp. 1,800 67,012
Katitas Co., Ltd. 1,300 25,842
Kato Sangyo Co., Ltd. 400 15,698
KAWADA TECHNOLOGIES,
Inc. 2,300 21,928
Kawasaki Heavy Industries,
Ltd. 5,500 112,910
KDDI Corp. 16,500 271,920
Keihan Holdings Co., Ltd. 4,200 86,946
Keiyo Bank, Ltd. (The) 3,900 54,031
KH Neochem Co., Ltd. 1,900 33,343
Kikkoman Corp. 2,500 22,758
Kirin Holdings Co., Ltd. 2,700 42,721
Ki-Star Real Estate Co., Ltd. 1,000 20,101
Kitz Corp. 5,900 78,840
Kiyo Bank, Ltd. (The) 200 5,309
KOA Corp. 2,100 25,221
Koatsu Gas Kogyo Co., Ltd. 200 1,404
Kobe Bussan Co., Ltd. 1,200 20,530
Kobe Steel, Ltd. 5,900 72,533
Kohnan Shoji Co., Ltd. 900 23,260
Koito Manufacturing Co., Ltd. 2,600 42,193
Kokusai Electric Corp. 600 24,420
Komatsu, Ltd., Class R 3,300 138,082
KOMEDA Holdings Co., Ltd. 1,600 31,141
Komeri Co., Ltd. 600 12,769
Konami Group Corp. 500 60,305
#Kondotec, Inc. 100 925
Konica Minolta, Inc. 17,000 54,134
Konishi Co., Ltd. 2,100 19,070
Konoike Transport Co., Ltd. 1,200 21,687
Kosaido Holdings Co., Ltd. 4,600 17,789
#Kose Holdings Corp. 300 10,675
#Kotobuki Spirits Co., Ltd. 4,700 60,360
KPP Group Holdings Co., Ltd. 4,300 26,535
K's Holdings Corp. 5,400 62,338
Kubota Corp., Class R 10,300 167,805
Kumagai Gumi Co., Ltd. 400 3,836
Kumiai Chemical Industry Co.,
Ltd. 300 1,453
Kurabo Industries, Ltd. 500 30,248
Shares Value †
JAPAN — (Continued)
Kuraray Co., Ltd. 9,000 $ 94,419
Kureha Corp. 100 2,489
Kurimoto, Ltd. 300 2,877
Kurita Water Industries, Ltd. 400 21,516
Kusuri no Aoki Holdings Co.,
Ltd. 3,000 71,906
KYB Corp. 600 17,192
Kyoei Steel, Ltd. 1,700 20,601
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 500 8,612
#Kyokuyo Co., Ltd. 700 20,124
Kyorin Pharmaceutical Co.,
Ltd. 1,900 18,805
Kyoritsu Maintenance Co., Ltd. 1,600 24,157
Kyosan Electric Manufacturing
Co., Ltd. 500 2,227
Kyoto Financial Group, Inc. 500 13,835
Kyowa Kirin Co., Ltd. 1,800 27,131
Kyushu Financial Group, Inc. 7,900 64,428
LA Holdings Co., Ltd. 400 23,024
Lasertec Corp. 400 108,969
Leopalace21 Corp. 4,600 19,139
Life Corp. 200 3,291
Lintec Corp. 600 19,259
Lion Corp. 4,400 43,002
#Lixil Corp. 4,600 47,525
LY Corp. 16,100 42,360
M3, Inc. 1,800 17,276
#Mabuchi Motor Co., Ltd. 1,000 9,409
Maeda Kosen Co., Ltd. 1,400 16,313
Makita Corp. 100 3,745
#*Mandom Corp. 3,200 62,997
Mani, Inc. 2,200 23,993
Marubun Corp. 100 744
Marui Group Co., Ltd. 400 7,668
Maruzen Showa Unyu Co.,
Ltd. 300 14,875
Matsuda Sangyo Co., Ltd. 800 33,898
Matsui Securities Co., Ltd. 4,000 23,458
MatsukiyoCocokara & Co. 3,200 46,681
Maxell, Ltd. 3,300 42,012
Mazda Motor Corp. 8,500 54,866
McDonald's Holdings Co
Japan, Ltd. 700 36,272
Mebuki Financial Group, Inc. 13,100 108,550
#MEC Co., Ltd. 500 29,674
Medipal Holdings Corp. 1,200 21,510
Megmilk Snow Brand Co., Ltd. 1,500 30,248
Meidensha Corp. 800 43,189
MEIJI Holdings Co., Ltd. 2,300 54,438
Meiko Electronics Co., Ltd. 400 80,789
MEITEC Group Holdings, Inc. 100 2,005
Meiwa Corp. 100 530
Menicon Co., Ltd. 4,100 42,385
* Mercari , Inc. 2,100 50,575
METAWATER Co., Ltd. 1,500 32,449
Micronics Japan Co., Ltd. 200 16,541
#Mie Kotsu Group Holdings,
Inc. 3,000 10,127

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
Mikuni Corp. 300 $ 683
MINEBEA MITSUMI, Inc. 3,600 71,768
MIRAIT ONE Corp. 1,700 43,654
Mirarth Holdings, Inc. 4,900 12,414
MISUMI Group, Inc. 700 16,032
Mitsuba Corp. 900 6,547
Mitsubishi Chemical Group
Corp. 13,700 79,706
Mitsubishi Corp. 800 25,475
Mitsubishi Electric Corp. 2,200 87,478
Mitsubishi Estate Co., Ltd. 300 8,489
Mitsubishi Gas Chemical Co.,
Inc. 600 16,847
Mitsubishi Heavy Industries,
Ltd. 300 8,835
Mitsubishi Kakoki Kaisha, Ltd. 1,000 20,293
Mitsubishi Logistics Corp. 1,300 11,593
Mitsubishi Materials Corp. 5,600 181,967
Mitsubishi Motors Corp. 16,500 32,241
#Mitsubishi Pencil Co., Ltd. 1,700 25,320
Mitsubishi UFJ Financial
Group, Inc. 17,500 314,588
Mitsuboshi Belting, Ltd. 400 10,070
Mitsui Chemicals, Inc. 3,000 36,278
Mitsui DM Sugar Co., Ltd. 1,100 23,270
Mitsui E&S Co., Ltd. 4,900 175,575
Mitsui Fudosan Co., Ltd. 500 5,439
Mitsui High-Tec, Inc. 5,200 21,370
Mitsui Kinzoku Co., Ltd. 300 81,076
Mitsui- Soko Holdings Co., Ltd. 400 10,037
Mitsuuroko Group Holdings
Co., Ltd. 900 11,458
Miura Co., Ltd. 1,800 37,090
Miyaji Engineering Group, Inc. 1,000 10,497
Miyazaki Bank, Ltd. (The) 2,000 25,258
Mizuho Financial Group, Inc. 2,000 85,792
Mochida Pharmaceutical Co.,
Ltd. 400 8,589
Monogatari Corp. (The) 800 21,518
MonotaRO Co., Ltd. 1,600 18,971
Morinaga & Co., Ltd. 500 8,538
Morinaga Milk Industry Co.,
Ltd. 3,800 115,088
Morita Holdings Corp. 1,900 30,506
MOS Food Services, Inc. 400 10,070
MS&AD Insurance Group
Holdings, Inc. 3,900 100,396
m-up Holdings, Inc. 9,700 44,630
Murata Manufacturing Co., Ltd. 400 13,161
Musashi Seimitsu Industry
Co., Ltd. 2,600 71,261
Musashino Bank, Ltd. (The) 300 4,568
Nachi-Fujikoshi Corp. 900 29,233
Nagano Keiki Co., Ltd. 700 13,758
Nagase & Co., Ltd. 4,000 30,056
Nakabayashi Co., Ltd. 100 369
Nakanishi, Inc. 900 15,955
Namura Shipbuilding Co., Ltd. 2,000 51,689
Nanto Bank, Ltd. (The) 500 4,745
Shares Value †
JAPAN — (Continued)
NEC Corp. 100 $ 2,617
*Net Protections Holdings, Inc. 600 1,604
Nextage Co., Ltd. 1,000 21,761
NGK Corp. 3,000 94,975
NH Foods, Ltd. 800 33,142
NHK Spring Co., Ltd. 3,200 58,566
Nichias Corp. 3,300 65,219
Nichicon Corp. 4,400 67,977
Nichiha Corp. 400 7,926
Nichirei Corp. 5,600 67,416
Nichireki Group Co., Ltd. 700 9,050
Nifco, Inc. 900 26,499
Nihon Kohden Corp. 100 922
Nihon M&A Center Holdings,
Inc. 6,600 27,566
Nihon Nohyaku Co., Ltd. 2,200 13,871
Nikkiso Co., Ltd. 5,100 86,505
Nikko Co., Ltd. 100 510
#Nikkon Holdings Co., Ltd. 2,500 81,092
Nikon Corp. 3,400 37,470
Nippn Corp. 200 3,385
Nippon Air Conditioning
Services Co., Ltd. 100 994
Nippon Chemi-Con Corp. 100 1,697
#*Nippon Coke & Engineering
Co., Ltd. 37,900 25,153
Nippon Denko Co., Ltd. 9,000 24,581
Nippon Densetsu Kogyo Co.,
Ltd. 700 21,844
Nippon Electric Glass Co., Ltd. 700 36,384
NIPPON EXPRESS
HOLDINGS, Inc. 5,400 141,319
Nippon Gas Co., Ltd. 1,400 23,939
Nippon Kayaku Co., Ltd. 4,500 49,608
Nippon Light Metal Holdings
Co., Ltd. 4,500 81,928
Nippon Paint Holdings Co.,
Ltd. 4,400 27,778
Nippon Paper Industries Co.,
Ltd. 12,100 101,306
Nippon Parking Development
Co., Ltd. 25,800 40,666
Nippon Sanso Holdings Corp. 1,800 63,636
Nippon Seiki Co., Ltd. 700 11,382
*Nippon Sheet Glass Co., Ltd. 22,600 69,081
Nippon Shinyaku Co., Ltd. 1,200 36,680
Nippon Shokubai Co., Ltd. 1,700 23,405
Nippon Signal Co., Ltd. 600 6,421
Nippon Steel Corp. 17,900 65,372
Nippon Thompson Co., Ltd. 2,800 19,690
#Nippon Yakin Kogyo Co., Ltd. 900 25,960
Nipro Corp. 5,600 54,283
Nishi-Nippon Financial
Holdings, Inc. 2,700 67,937
Nishio Holdings Co., Ltd. 800 22,003
Nissan Chemical Corp. 500 21,617
#*Nissan Motor Co., Ltd. 9,400 21,355
Nissan Tokyo Sales Holdings
Co., Ltd. 300 1,001

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
Nisshin Oillio Group, Ltd. (The) 300 $ 3,459
Nisshin Seifun Group, Inc. 1,100 13,997
Nisshinbo Holdings, Inc. 5,400 71,090
Nissin Foods Holdings Co.,
Ltd. 200 3,578
Nissui Corp. 12,500 97,596
Niterra Co., Ltd. 1,000 53,674
Nitori Holdings Co., Ltd. 3,000 42,433
Nitto Denko Corp. 2,700 51,646
Nitto Kogyo Corp. 1,100 31,763
Nitto Seiko Co., Ltd. 100 488
#Nittoc Construction Co., Ltd. 200 1,501
Noevir Holdings Co., Ltd. 800 22,335
NOF Corp. 200 4,097
Nojima Corp. 5,100 39,673
Nomura Co., Ltd. 3,000 22,399
Nomura Holdings, Inc. 800 6,415
*Nomura Holdings, Inc.,
Sponsored ADR 7,900 63,674
Nomura Real Estate Holdings,
Inc. 6,600 42,833
Nomura Research Institute,
Ltd. 2,700 71,366
Noritake Co., Ltd. 200 4,403
#Noritz Corp. 1,600 23,974
North Pacific Bank, Ltd. 8,000 50,643
#NS Solutions Corp. 100 2,301
NS United Kaiun Kaisha, Ltd. 400 19,399
NSD Co., Ltd. 100 1,715
NSK, Ltd. 15,400 124,611
NTN Corp. 20,000 48,780
#*Nxera Pharma Co., Ltd. 1,000 6,196
Obayashi Corp. 1,700 39,694
OBIC Co., Ltd. 700 18,587
#Oenon Holdings, Inc. 300 800
Ogaki Kyoritsu Bank, Ltd.
(The) 1,100 49,347
Oiles Corp. 100 1,653
Oita Bank, Ltd. (The) 1,000 13,535
Oji Holdings Corp. 8,500 44,614
Okabe Co., Ltd. 200 1,216
Okamura Corp. 100 1,597
Okasan Securities Group, Inc. 3,200 18,460
Oki Electric Industry Co., Ltd. 9,500 202,786
Okinawa Financial Group, Inc. 100 3,593
OKUMA Corp. 500 14,278
Okumura Corp. 100 3,925
Okuwa Co., Ltd. 300 1,495
Olympus Corp. 6,500 64,148
Omron Corp. 1,300 46,233
Ono Pharmaceutical Co., Ltd. 1,400 20,602
Onward Holdings Co., Ltd. 14,500 68,195
Open House Group Co., Ltd. 700 40,927
#Open Up Group, Inc. 1,000 11,193
Optex Group Co., Ltd. 2,900 54,112
Optimus Group Co., Ltd. 400 1,136
Organo Corp. 500 50,349
Osaka Organic Chemical
Industry, Ltd. 500 14,933
Shares Value †
JAPAN — (Continued)
#OSAKA Titanium
Technologies Co., Ltd. 4,100 $ 65,854
Osaki Electric Co., Ltd. 500 6,496
#OSG Corp. 200 4,171
Otsuka Corp. 1,400 25,895
Otsuka Holdings Co., Ltd. 1,000 72,748
Pack Corp. (The) 100 832
PAL GROUP Holdings Co.,
Ltd. 2,700 25,828
PALTAC Corp. 1,200 35,417
Pan Pacific International
Holdings Corp. 20,000 113,513
Panasonic Holdings Corp. 4,900 100,154
Park24 Co., Ltd. 1,000 11,665
Pegasus Co., Ltd. 100 561
Penta-Ocean Construction
Co., Ltd. 4,200 46,903
Persol Holdings Co., Ltd. 25,200 37,582
PHC Holdings Corp. 800 5,075
Pigeon Corp. 2,200 23,684
PILLAR Corp. 500 29,099
#Pilot Corp. 600 18,340
Press Kogyo Co., Ltd. 6,300 31,720
Prestige International, Inc. 4,900 20,794
Prima Meat Packers, Ltd. 1,700 27,034
Procrea Holdings, Inc. 100 2,294
PS Construction Co., Ltd. 100 1,710
QB Net Holdings Co., Ltd. 100 866
Qol Holdings Co., Ltd. 2,400 26,970
Raito Kogyo Co., Ltd. 2,400 58,811
Raiznext Corp. 900 12,986
*Rakuten Bank, Ltd. 1,200 48,282
*Rakuten Group, Inc. 8,500 41,181
Recruit Holdings Co., Ltd. 1,300 60,585
Relo Group, Inc. 1,700 21,236
Renesas Electronics Corp. 2,400 49,193
Rengo Co., Ltd. 8,300 65,068
#*RENOVA, Inc. 5,700 40,411
Resona Holdings, Inc. 5,200 64,326
Resonac Holdings Corp. 3,000 272,136
Resorttrust , Inc. 7,400 82,498
Restar Corp. 700 12,816
Retail Partners Co., Ltd. 200 1,653
Ricoh Co., Ltd. 10,400 87,372
Riken Technos Corp. 1,300 13,771
Riken Vitamin Co., Ltd. 700 12,369
Rinnai Corp. 100 2,273
Riso Kyoiku Group Corp. 1,600 1,981
Rohto Pharmaceutical Co.,
Ltd. 700 10,276
Rorze Corp. 2,600 60,892
Round One Corp. 4,500 24,552
Royal Holdings Co., Ltd. 5,800 50,744
Ryobi, Ltd. 2,100 34,213
Ryohin Keikaku Co., Ltd. 4,800 110,792
#Ryoyo Ryosan Holdings, Inc. 1,900 32,858
S Foods, Inc. 100 1,814
S&B Foods, Inc. 500 14,709
Saizeriya Co., Ltd. 1,000 32,418

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
Sakai Moving Service Co., Ltd. 700 $ 12,981
Sakata INX Corp. 1,800 26,810
Sala Corp. 1,900 12,610
#San Holdings, Inc. 100 887
San ju San Financial Group,
Inc. 2,300 23,557
San-A Co., Ltd. 800 16,796
San-Ai Obbli Co., Ltd. 2,100 30,889
Sangetsu Corp. 200 3,812
San-In Godo Bank, Ltd. (The) 3,600 43,029
*Sanken Electric Co., Ltd. 500 29,833
#Sanki Engineering Co., Ltd. 2,100 32,283
Sanko Gosei , Ltd. 1,600 8,842
Sankyo Co., Ltd. 4,100 48,325
Sankyu, Inc. 700 37,746
#Sanoh Industrial Co., Ltd. 300 1,420
#Sanrio Co., Ltd. 500 2,920
* Sansan , Inc. 1,600 12,814
Santen Pharmaceutical Co.,
Ltd. 3,300 34,031
Sanwa Holdings Corp. 2,900 66,048
Sanyo Denki Co., Ltd. 900 39,743
#Sanyo Trading Co., Ltd. 100 999
Sato Corp. 900 11,952
Sawai Group Holdings Co.,
Ltd. 1,300 17,459
SBI Holdings, Inc. 3,500 70,556
SBS Holdings, Inc. 600 15,890
SCREEN Holdings Co., Ltd. 1,200 78,338
Scroll Corp. 100 846
Secom Co., Ltd., Class B 800 29,303
Sega Sammy Holdings, Inc. 200 2,908
Seibu Holdings, Inc. 3,100 72,839
Seikitokyu Kogyo Co., Ltd. 900 8,345
Seiko Epson Corp. 2,100 28,095
Seiko Group Corp. 1,400 52,085
Seino Holdings Co., Ltd. 1,800 27,550
Seiren Co., Ltd. 2,000 40,522
Sekisui Chemical Co., Ltd. 5,100 77,083
Sekisui House, Ltd. 2,600 56,578
Senko Group Holdings Co.,
Ltd. 4,200 49,463
Senshu Electric Co., Ltd. 300 11,621
Senshu Ikeda Holdings, Inc. 11,300 66,630
Seria Co., Ltd. 600 12,961
Seven & i Holdings Co., Ltd. 8,200 97,905
Seven Bank, Ltd. 14,800 24,962
SG Holdings Co., Ltd. 3,800 35,453
#*Sharp Corp. 8,200 29,277
Shibaura Machine Co., Ltd. 1,200 31,971
Shibaura Mechatronics Corp. 500 15,252
#*SHIFT, Inc. 6,000 25,125
Shiga Bank, Ltd. (The) 500 6,142
Shikoku Bank, Ltd. (The) 800 13,064
Shimadzu Corp. 200 4,635
Shimizu Corp. 1,000 19,387
Shinagawa Refra Co., Ltd. 1,000 12,189
Shin-Etsu Chemical Co., Ltd. 2,000 92,480
Shares Value †
JAPAN — (Continued)
Shin-Etsu Polymer Co., Ltd. 500 $ 6,787
Shinko Shoji Co., Ltd. 100 1,041
Shinmaywa Industries, Ltd. 3,000 48,875
Ship Healthcare Holdings, Inc. 3,500 51,862
Shizuoka Financial Group, Inc. 1,000 17,555
SHO-BOND Holdings Co., Ltd. 4,100 34,667
Shoei Co., Ltd. 2,200 24,540
Shoei Foods Corp. 500 13,050
Showa Sangyo Co., Ltd. 700 13,691
SIGMAXYZ Holdings, Inc. 500 2,039
Siix Corp. 2,800 22,907
Simplex Holdings, Inc. 2,400 13,462
Sinfonia Technology Co., Ltd. 100 9,094
Sinko Industries, Ltd. 1,200 9,335
SKY Perfect JSAT Corp. 500 11,008
Skylark Holdings Co., Ltd. 3,400 65,264
SMS Co., Ltd. 2,100 23,840
Socionext , Inc. 2,700 32,030
SoftBank Corp. 127,800 180,970
Sojitz Corp. 700 26,177
Solasto Corp. 7,000 49,986
Sompo Holdings, Inc. 3,000 110,979
Sony Group Corp. 22,400 444,984
Square Enix Holdings Co., Ltd. 1,100 17,247
SRS Holdings Co., Ltd. 100 754
St Marc Holdings Co., Ltd.,
Registered 1,000 17,147
Star Mica Holdings Co., Ltd. 2,900 30,294
Starts Corp., Inc. 900 27,596
Starzen Co., Ltd. 200 1,450
Subaru Corp. 7,700 115,447
Sugi Holdings Co., Ltd. 1,100 21,971
SUMCO Corp. 4,800 75,842
#Sumida Corp. 4,200 36,075
Sumitomo Bakelite Co., Ltd. 500 17,549
Sumitomo Chemical Co., Ltd. 13,800 44,877
Sumitomo Corp. 200 7,453
Sumitomo Electric Industries,
Ltd. 2,700 175,572
#Sumitomo Forestry Co., Ltd. 11,000 97,326
Sumitomo Heavy Industries,
Ltd. 800 26,899
Sumitomo Mitsui Financial
Group, Inc. 4,800 168,837
Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 1,668 35,412
Sumitomo Mitsui Trust Group,
Inc. 3,100 102,433
Sumitomo Osaka Cement Co.,
Ltd. 1,000 24,881
Sumitomo Realty &
Development Co., Ltd. 5,800 179,250
#Sumitomo Rubber Industries,
Ltd. 4,400 56,704
Sun Frontier Fudousan Co.,
Ltd. 300 5,140
Suncall Corp. 300 3,232
Sundrug Co., Ltd. 900 21,669
Suntory Beverage & Food, Ltd. 1,600 45,936

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
Suruga Bank, Ltd. 3,000 $ 44,300
Suzuken Co., Ltd. 700 24,792
Suzuki Motor Corp. 6,400 71,411
SWCC Corp. 100 10,108
Sysmex Corp. 4,000 35,174
Systena Corp. 2,400 6,524
T Hasegawa Co., Ltd. 700 12,945
T&D Holdings, Inc. 2,500 60,496
Tachi-S Co., Ltd., Class S 2,700 35,425
Tadano, Ltd. 2,100 18,413
Taihei Dengyo Kaisha, Ltd. 900 16,409
Taiheiyo Cement Corp. 3,600 81,968
Taisei Corp. 500 54,098
Taiyo Holdings Co., Ltd. 200 6,163
Taiyo Yuden Co., Ltd. 2,700 110,133
Takamatsu Construction
Group Co., Ltd. 500 10,801
Takaoka Toko Co., Ltd. 400 19,272
Takara Holdings, Inc. 3,700 41,792
Takara Standard Co., Ltd. 200 3,783
Takasago International Corp. 1,700 12,714
Takashimaya Co., Ltd. 3,600 42,799
Takeda Pharmaceutical Co.,
Ltd. 3,400 114,342
Takeuchi Manufacturing Co.,
Ltd. 200 8,959
Tamron Co., Ltd. 1,700 11,727
Tamura Corp. 1,300 6,944
Tanseisha Co., Ltd. 3,600 32,691
TASUKI Holdings, Inc. 300 1,528
TDK Corp. 3,000 55,337
TechMatrix Corp. 1,100 12,712
Teijin, Ltd. 7,500 75,357
Terumo Corp. 1,000 12,744
#Tess Holdings Co., Ltd. 2,100 10,359
THK Co., Ltd. 1,200 44,974
TIS, Inc. 3,000 65,416
TOA Corp. 1,500 26,649
TOA ROAD Corp. 500 5,019
Toagosei Co., Ltd. 200 2,173
TOBISHIMA HOLDINGS, Inc. 1,400 17,948
Tocalo Co., Ltd. 1,700 33,956
Tochigi Bank, Ltd. (The) 4,300 26,150
Toda Corp. 9,300 84,095
Toei Animation Co., Ltd. 700 11,681
Toenec Corp. 1,600 24,954
Toho Bank, Ltd. (The) 7,100 30,220
Toho Titanium Co., Ltd. 5,600 119,894
#Tokai Carbon Co., Ltd. 8,300 59,269
Tokai Corp. 1,000 16,751
TOKAI Holdings Corp. 6,000 43,687
Tokai Rika Co., Ltd. 2,100 38,742
Tokai Tokyo Financial
Holdings, Inc. 8,900 39,983
Tokio Marine Holdings, Inc. 6,700 307,925
#Tokushu Tokai Paper Co.,
Ltd. 1,100 11,154
Tokuyama Corp. 1,500 38,269
Tokyo Base Co., Ltd. 200 531
Shares Value †
JAPAN — (Continued)
#Tokyo Electron Device, Ltd. 800 $ 17,638
Tokyo Electron, Ltd. 400 113,308
Tokyo Kiraboshi Financial
Group, Inc. 100 7,441
Tokyo Seimitsu Co., Ltd. 400 43,726
Tokyo Steel Manufacturing
Co., Ltd. 2,500 27,073
Tokyo Tatemono Co., Ltd. 3,300 75,790
Tokyotokeiba Co., Ltd. 700 24,747
Tokyu Construction Co., Ltd. 3,000 28,180
Tokyu Fudosan Holdings Corp. 11,000 93,887
Toli Corp. 5,200 21,337
TOMONY Holdings, Inc. 13,600 76,720
Topre Corp. 1,300 19,736
Toray Industries, Inc. 5,400 38,629
#Toridoll Holdings Corp. 100 2,581
Tosei Corp. 1,800 18,746
Toshiba TEC Corp. 1,300 22,357
Tosoh Corp. 5,100 78,532
Totech Corp. 200 4,850
Totetsu Kogyo Co., Ltd. 600 21,135
TOTO, Ltd. 500 17,310
Towa Bank, Ltd. (The) 300 2,004
Towa Pharmaceutical Co., Ltd. 1,400 35,379
Toyo Seikan Group Holdings,
Ltd. 600 12,402
Toyo Suisan Kaisha, Ltd. 200 13,771
#Toyo Tanso Co., Ltd. 800 30,988
Toyo Tire Corp. 4,200 102,410
Toyobo Co., Ltd. 5,100 46,377
Toyoda Gosei Co., Ltd. 1,900 56,101
Toyota Boshoku Corp. 2,700 38,043
Toyota Motor Corp. 27,900 538,220
#Toyota Motor Corp.,
Sponsored ADR 90 17,336
Toyota Tsusho Corp. 2,200 85,653
Traders Holdings Co., Ltd. 100 666
Transaction Co., Ltd. 200 1,446
TRE Holdings Corp. 6,600 67,346
Trend Micro, Inc. 100 3,494
Tri Chemical Laboratories, Inc. 700 14,294
Trusco Nakayama Corp. 1,800 24,845
Tsubakimoto Chain Co. 1,300 19,487
Tsuburaya Fields Holdings,
Inc. 300 2,718
Tsugami Corp. 1,000 29,929
Tsukishima Holdings Co., Ltd. 400 7,977
Tsukuba Bank, Ltd. 3,400 12,584
Tsumura & Co. 1,200 27,958
Tsuruha Holdings, Inc. 3,910 51,350
Tsurumi Manufacturing Co.,
Ltd. 1,000 13,867
UACJ Corp. 4,200 73,518
UBE Corp. 500 7,551
Uchida Yoko Co., Ltd. 2,400 30,845
Umios Corp. 4,200 35,526
Unicharm Corp. 3,500 20,372
Unipres Corp. 1,400 11,695
#United Arrows, Ltd. 2,800 44,009

Dimensional International Vector Equity ETF
continued
Shares Value †
JAPAN — (Continued)
United Super Markets
Holdings, Inc. 5,700 $ 29,754
*Universal Entertainment Corp. 300 1,401
Urbanet Corp. Co., Ltd. 400 1,404
Ushio, Inc. 1,600 32,264
USS Co., Ltd. 4,200 45,429
UT Group Co., Ltd. 21,500 25,245
Valor Holdings Co., Ltd. 1,600 37,676
Valqua, Ltd. 400 14,779
#ValueCommerce Co., Ltd. 300 894
Vector, Inc. 2,600 20,673
Vertex Corp. 400 5,013
#Vision, Inc. 5,600 39,059
#*Visional, Inc. 300 14,144
Vital KSK Holdings, Inc. 1,800 16,081
VT Holdings Co., Ltd. 2,100 6,432
#Wacoal Holdings Corp. 400 11,793
Wacom Co., Ltd. 14,300 65,429
Wakita & Co., Ltd. 1,000 11,582
West Holdings Corp. 300 5,508
WingArc1st, Inc. 1,000 16,994
World Co., Ltd. 4,000 38,722
*W-Scope Corp. 400 582
Yahagi Construction Co., Ltd. 1,400 19,047
YAMABIKO Corp. 1,700 42,200
Yamada Holdings Co., Ltd. 12,300 40,996
Yamae Group Holdings Co.,
Ltd. 600 10,943
Yamagata Bank, Ltd. (The) 100 1,619
Yamaguchi Financial Group,
Inc. 900 15,432
Yamaha Corp. 500 3,590
#Yamaha Motor Co., Ltd. 4,800 33,878
Yamaichi Electronics Co., Ltd. 800 53,042
Yamanashi Chuo Bank, Ltd.
(The) 100 3,433
Yamato Holdings Co., Ltd. 2,100 23,646
Yamazaki Baking Co., Ltd. 2,500 52,344
Yamazen Corp. 600 5,900
Yashima Denki Co., Ltd. 600 11,234
Yaskawa Electric Corp. 100 3,523
Yellow Hat, Ltd. 3,200 30,978
Yodoko , Ltd. 2,400 20,523
Yokogawa Bridge Holdings
Corp. 1,900 35,525
Yokogawa Electric Corp. 1,500 52,293
Yokohama Financial Group,
Inc. 4,500 42,644
Yokohama Rubber Co., Ltd.
(The) 2,900 116,533
Yokorei Co., Ltd. 3,300 34,810
Yokowo Co., Ltd. 100 2,824
Yondenko Corp. 200 2,590
Yonex Co., Ltd. 200 3,378
#Yoshinoya Holdings Co., Ltd. 1,600 32,254
Yuasa Co., Ltd. 700 26,668
#Yukiguni Factory Co., Ltd. 100 670
Yurtec Corp. 2,100 33,382
Zacros Corp. 3,200 27,956
Shares Value †
JAPAN — (Continued)
Zenrin Co., Ltd. 500 $ 2,715
Zensho Holdings Co., Ltd. 100 5,503
Zeon Corp. 5,000 58,230
ZERIA Pharmaceutical Co.,
Ltd. 1,900 26,177
ZIGExN Co., Ltd. 800 2,083
ZOZO, Inc. 3,400 22,868
TOTAL JAPAN 33,842,119
NETHERLANDS — (3.2%)
Aalberts NV, Registered 1,916 72,551
ABN AMRO Bank NV, Class
CV 3,278 113,781
Acomo NV 842 25,582
Aegon, Ltd. 3,389 27,924
#Aegon, Ltd.- NYS 12,050 99,172
*AFC Ajax NV 8 80
Akzo Nobel NV 2,673 156,402
Allfunds Group PLC 5,381 55,042
AMG Critical Materials NV 1,297 54,437
APERAM SA 1,208 64,305
Arcadis NV 591 25,235
ArcelorMittal SA 69 3,986
ArcelorMittal SA- NYS 1,697 97,085
ASM International NV 191 186,098
ASML Holding NV- NYS,
NVDR 714 1,027,439
ASML Holding NV, Class B 25 35,848
ASR Nederland NV, Class B 3,667 277,709
Ω#*Basic-Fit NV 2,886 96,688
BE Semiconductor Industries
NV 32 9,279
Brunel International NV 56 476
#*CM.com NV 45 320
Coca-Cola Europacific
Partners PLC 864 81,993
Corbion NV 1,899 42,325
*Flow Traders, Ltd. 2,391 76,906
ForFarmers NV 1,490 10,627
Fugro NV 2,588 37,493
HAL Trust 330 66,040
*Havas NV 2,329 44,259
Heineken NV 1,102 85,499
ING Groep NV 4,355 126,464
Kendrion NV 339 7,237
Koninklijke Ahold Delhaize NV 6,641 311,764
Koninklijke BAM Groep NV 9,135 100,139
Koninklijke Heijmans NV 915 92,361
Koninklijke KPN NV 56,629 303,180
Koninklijke Philips NV 2,640 69,338
Koninklijke Philips NV- NYS 2,650 69,801
Koninklijke Vopak NV 1,682 84,131
#*Magnum Ice Cream Co. NV
(The) 854 12,750
*Magnum Ice Cream Co. NV
(The) 924 13,484
Nedap NV 106 10,507
NN Group NV 3,130 272,803
PostNL NV 9,205 10,231

Dimensional International Vector Equity ETF
continued
Shares Value †
NETHERLANDS — (Continued)
SBM Offshore NV 2,945 $ 125,887
ΩSignify NV 3,207 72,681
Sligro Food Group NV 659 10,049
TKH Group NV 1,784 91,075
Van Lanschot Kempen NV 633 48,414
TOTAL NETHERLANDS 4,706,877
NEW ZEALAND — (0.3%)
a2 Milk Co., Ltd. (The) 200 1,021
AFT Pharmaceuticals, Ltd. 28 58
Air New Zealand, Ltd. 29,810 7,459
Auckland International Airport,
Ltd. 6,240 30,309
Briscoe Group, Ltd. 48 129
Channel Infrastructure NZ, Ltd. 26,578 47,569
Chorus, Ltd. 3,768 21,585
Colonial Motor Co., Ltd. (The) 24 110
Contact Energy, Ltd. 4,070 22,764
#EBOS Group, Ltd. 470 5,888
Fisher & Paykel Healthcare
Corp., Ltd. 325 6,994
*Fletcher Building, Ltd. 10,980 18,036
Freightways Group, Ltd. 2,224 16,564
Genesis Energy, Ltd. 21,716 31,580
Hallenstein Glasson Holdings,
Ltd. 272 1,569
#Heartland Group Holdings,
Ltd. 21,921 14,584
Infratil , Ltd. 839 6,159
Mainfreight, Ltd. 391 13,582
Mercury NZ, Ltd. 570 2,249
Meridian Energy, Ltd. 1,111 3,715
Napier Port Holdings, Ltd. 160 348
NZME, Ltd. 348 228
NZX, Ltd. 2,619 2,159
*Oceania Healthcare, Ltd. 11,238 4,929
Port of Tauranga, Ltd. 526 2,570
*Ryman Healthcare, Ltd. 8,752 10,924
Sanford, Ltd. 124 546
Scales Corp., Ltd. 5,709 20,402
Skellerup Holdings, Ltd. 3,074 10,624
SKY Network Television, Ltd. 1,057 2,010
*SKYCITY Entertainment
Group, Ltd. 19,499 7,290
Spark New Zealand, Ltd. 12,756 15,621
Summerset Group Holdings,
Ltd. 5,576 26,788
Tourism Holdings, Ltd. 477 581
TOWER, Ltd. 4,539 5,398
Turners Automotive Group,
Ltd. 201 1,018
TOTAL NEW ZEALAND 363,360
NORTHERN IRELAND — (0.0%)
* Easor OYJ 572 437
*Morrow Bank AB 2,052 2,843
TOTAL NORTHERN IRELAND 3,280
NORWAY — (1.0%)
2020 Bulkers, Ltd. 516 167
Shares Value †
NORWAY — (Continued)
AF Gruppen ASA 55 $ 1,054
Akastor ASA 493 827
Aker ASA, Class A 39 4,503
*Aker BioMarine ASA 20 216
Aker BP ASA 3,933 152,456
Aker Solutions ASA 6,868 31,126
*Archer, Ltd. 176 544
Austevoll Seafood ASA 888 8,916
*BLUENORD ASA 329 20,831
Bonheur ASA 217 6,240
#Borregaard ASA 12 197
*BW Energy, Ltd. 287 1,780
ΩBW LPG, Ltd. 1,265 25,224
ΩBW LPG, Ltd. 162 3,223
BW Offshore, Ltd. 1,602 9,058
#*Cadeler A/S 3,517 24,196
* Cadeler A/S, ADR 112 3,100
*Cloudberry Clean Energy
ASA 2,046 2,890
DNB Bank ASA 1,440 43,436
DNO ASA 5,312 11,323
DOF Group ASA 2,782 41,090
Ω*Elkem ASA 3,716 10,825
ΩElmera Group ASA 1,169 4,361
Elopak ASA 198 761
Equinor ASA 5,218 208,550
Equinor ASA, Sponsored ADR 137 5,583
ΩEuropris ASA 2,556 25,992
#*FLEX LNG, Ltd. 18 584
Frontline PLC 697 25,250
#Grieg Seafood ASA 2,688 10,483
Hafnia, Ltd. 2,918 25,769
*Himalaya Shipping, Ltd. 93 1,268
Hoegh Autoliners ASA 3,544 50,478
ΩKid ASA 814 11,533
Kitron ASA 115 1,241
ΩKlaveness Combination
Carriers ASA 607 6,695
*Kongsberg Automotive ASA 12,117 2,483
Kongsberg Gruppen ASA 23 766
*Kongsberg Maritime A/S 23 150
Leroy Seafood Group ASA 593 2,896
#*LINK Mobility Group Holding
ASA 5,841 15,534
Mowi ASA 20 442
MPC Container Ships ASA 21,065 49,636
ΩMulticonsult ASA 114 1,944
#*NEL ASA 36,828 11,718
NORBIT ASA 206 5,040
Norsk Hydro ASA 6,223 68,400
*Northern Ocean, Ltd. 228 213
Odfjell Drilling, Ltd. 2,696 28,807
Odfjell SE, Class A 229 2,846
Odfjell Technology, Ltd. 56 421
*OKEA ASA 136 573
ΩOkeanis Eco Tankers Corp. 114 6,297
* Panoro Energy ASA 6,541 24,680
Pareto Bank ASA 670 4,826

Dimensional International Vector Equity ETF
continued
Shares Value †
NORWAY — (Continued)
Protector Forsikring ASA 18 $ 903
Rogaland Sparebank 20 325
*SATS ASA 6,111 27,163
Ω*Scatec ASA 1,753 22,707
Sea1 offshore, Inc. 724 2,312
Solstad Maritime ASA 152 469
Solstad Offshore ASA 1,567 11,067
SpareBank 1 Helgeland 16 285
Sparebank 1 Oestlandet 472 10,325
SpareBank 1 Sor-Norge ASA 1,023 21,994
Sparebanken More 153 1,891
Stolt-Nielsen, Ltd., Class R 491 15,940
Storebrand ASA 3,476 66,773
Subsea 7 SA 2,197 78,692
Telenor ASA 804 13,180
TGS ASA 3,812 61,672
Var Energi ASA 2,001 10,095
Veidekke ASA 1,057 21,202
Wallenius Wilhelmsen ASA,
Class B 3,090 39,395
Wilh . Wilhelmsen Holding
ASA, Class A 119 8,852
Yara International ASA 237 13,732
Zalaris ASA 16 171
TOTAL NORWAY 1,438,587
PORTUGAL — (0.3%)
#Altri SGPS SA 1,470 8,605
Banco Comercial Portugues
SA, Class R 52,653 56,144
CTT- Correios de Portugal SA 913 6,865
#EDP Renovaveis SA 3,505 58,302
Galp Energia SGPS SA 4,773 111,755
Ibersol SGPS SA 90 1,267
Jeronimo Martins SGPS SA 5 120
#Mota-Engil SGPS SA 3,387 19,166
#Navigator Co. SA (The) 12,443 48,839
NOS SGPS SA 8,934 58,898
Semapa-Sociedade de
Investimento e Gestao 692 18,832
Sonae SGPS SA 26,227 59,931
*Teixeira Duarte SA 562 294
TOTAL PORTUGAL 449,018
SINGAPORE — (1.2%)
*AEM Holdings, Ltd. 12,000 69,255
Aztech Global, Ltd. 3,600 2,912
Banyan Tree Holdings, Ltd. 2,100 1,022
BRC Asia, Ltd. 100 351
China Aviation Oil Singapore
Corp., Ltd. 8,800 14,649
City Developments, Ltd. 6,700 42,929
*COSCO SHIPPING
International Singapore Co.,
Ltd. 55,000 5,182
CSE Global, Ltd. 16,217 17,445
DBS Group Holdings, Ltd. 3,400 156,178
Delfi , Ltd. 2,100 1,748
DFI Retail Group Holdings,
Ltd. 600 2,508
Shares Value †
SINGAPORE — (Continued)
Far East Orchard, Ltd. 600 $ 598
First Resources, Ltd. 31,200 85,499
Food Empire Holdings, Ltd. 700 1,792
Frasers Property, Ltd. 800 716
Frencken Group, Ltd. 6,700 14,099
Genting Singapore, Ltd. 71,700 38,284
Geo Energy Resources, Ltd. 21,500 10,467
Golden Agri-Resources, Ltd. 200,400 49,567
GuocoLand , Ltd. 600 1,159
Ho Bee Land, Ltd. 700 1,176
Hong Fok Corp., Ltd. 6,800 5,313
Hong Leong Asia, Ltd. 6,300 14,395
Hongkong Land Holdings, Ltd. 4,000 31,560
Hotel Grand Central, Ltd. 300 182
Hour Glass, Ltd. (The) 9,400 17,345
Hutchison Port Holdings Trust,
Class U 150,200 31,542
iFAST Corp., Ltd. 4,900 33,589
ISDN Holdings, Ltd. 16,569 7,936
Keppel REIT 267 188
Keppel, Ltd. 2,400 20,484
Marco Polo Marine, Ltd. 72,600 8,950
Mermaid Maritime PCL 1,200 114
Mewah International, Inc. 500 116
Micro-Mechanics Holdings,
Ltd. 100 262
Nanofilm Technologies
International, Ltd. 5,200 5,961
Olam Group, Ltd. 41,300 33,078
OUE, Ltd. 700 610
Oversea-Chinese Banking
Corp., Ltd. 7,000 120,372
Pan-United Corp., Ltd. 1,000 1,233
Propnex , Ltd. 1,600 2,199
QAF, Ltd. 500 408
*Rex International Holding, Ltd. 11,800 889
Riverstone Holdings, Ltd. 9,300 5,440
SATS, Ltd. 7,200 18,657
Seatrium , Ltd. 30,000 55,357
Sembcorp Industries, Ltd. 12,400 64,748
Sheng Siong Group, Ltd. 13,500 32,119
Sing Holdings, Ltd. 200 119
Singapore Airlines, Ltd. 43,200 213,363
Singapore Exchange, Ltd. 4,100 69,860
Singapore Land Group, Ltd. 800 2,349
Singapore Technologies
Engineering, Ltd. 12,500 105,218
Singapore
Telecommunications, Ltd. 2,000 7,208
StarHub , Ltd. 10,100 8,407
Straits Trading Co., Ltd. 628 868
Tiong Woon Corp. Holding,
Ltd. 300 259
Tuan Sing Holdings, Ltd. 4,686 1,214
United Overseas Bank, Ltd. 3,100 87,994
UOB-Kay Hian Holdings, Ltd. 3,815 12,192
UOL Group, Ltd. 5,500 45,907
Venture Corp., Ltd. 3,100 39,433
Vicom , Ltd. 200 283

Dimensional International Vector Equity ETF
continued
Shares Value †
SINGAPORE — (Continued)
Wee Hur Holdings, Ltd. 20,600 $ 11,727
Wilmar International, Ltd. 8,500 24,094
Wing Tai Holdings, Ltd. 4,900 6,194
Yangzijiang Shipbuilding
Holdings, Ltd. 26,000 87,990
TOTAL SINGAPORE 1,755,262
SOUTH AFRICA — (0.0%)
Valterra Platinum, Ltd. 395 31,963
TOTAL SOUTH AFRICA 31,963
SPAIN — (2.5%)
Acciona SA 451 130,886
Acerinox SA 5,269 86,098
ACS Actividades de
Construccion y Servicios SA 1,399 201,198
ΩAena SME SA 3,623 98,769
Amadeus IT Group SA 2,233 128,351
Atresmedia Corp. de Medios
de Comunicacion SA 2,174 13,210
Audax Renovables SA 2,945 4,989
Azkoyen SA 16 200
Banco Bilbao Vizcaya
Argentaria SA 966 21,315
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 18,268 404,088
Banco de Sabadell SA 9,585 37,082
Banco Santander SA 19,049 231,945
Bankinter SA 12,912 214,549
CaixaBank SA 14,241 181,086
ΩCellnex Telecom SA 3 101
CIE Automotive SA 640 21,772
Construcciones y Auxiliar de
Ferrocarriles SA 629 47,222
Corp ACCIONA Energias
Renovables SA 1,705 44,721
* Distribuidora Internacional de
Alimentacion SA 459 21,106
Ebro Foods SA 1,451 30,910
Elecnor SA 693 30,769
Enagas SA 1,006 20,120
Endesa SA 2,746 123,017
Ferrovial NV 735 50,386
Ferrovial NV 486 33,490
Fluidra SA 35 817
ΩGestamp Automocion SA 5,024 19,006
ΩGlobal Dominion Access SA 2,145 8,341
* Grenergy Renovables SA 282 39,961
Grifols SA 4,429 46,551
Grupo Empresarial San Jose
SA 98 958
*Iberdrola SA 39 906
Iberdrola SA 2,359 55,206
Indra Sistemas SA 1,108 63,440
Industria de Diseno Textil SA 2,759 163,699
Laboratorios Farmaceuticos
Rovi SA 8 745
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 7,974 11,131
Shares Value †
SPAIN — (Continued)
Logista Integral SA 784 $ 30,607
Mapfre SA 23,521 114,945
Melia Hotels International SA 4,332 56,457
Miquel y Costas & Miquel SA 40 657
Naturgy Energy Group SA 1,562 49,069
ΩNeinor Homes SA 52 1,015
* Obrascon Huarte Lain SA 52,082 26,967
ΩProsegur Cash SA 4,511 3,461
Prosegur Cia de Seguridad SA 3,739 11,820
Renta 4 Banco SA 16 364
Repsol SA 11,985 320,264
Sacyr SA 8,143 44,685
*Solaria Energia y Medio
Ambiente SA 3,009 85,807
* Tecnicas Reunidas SA 1,358 56,169
Telefonica SA 44,875 203,087
#Tubacex SA 2,846 9,632
ΩUnicaja Banco SA 21,577 69,909
Vidrala SA 341 30,761
Viscofan SA 687 48,353
TOTAL SPAIN 3,752,170
SWEDEN — (2.3%)
AAK AB 74 2,107
ΩAcadeMedia AB 4,477 47,906
AddLife AB, Class B 364 5,622
Addnode Group AB, Class B 1,896 9,806
#AddTech AB, Class B 1,187 42,775
Alfa Laval AB 592 35,065
ΩAlimak Group AB 1,308 15,410
Alleima AB 3,542 31,374
Alligo AB, Class B 108 1,620
ΩAmbea AB, Class B 3,716 56,271
AQ Group AB 140 3,308
Arjo AB, Class B 4,013 10,514
* Asmodee Group AB, Class B 1,448 19,391
Assa Abloy AB, Class B 1,137 43,185
Atlas Copco AB, Class A 3,661 68,931
Atlas Copco AB, Class B 1,791 29,976
ΩAttendo AB 5,961 68,553
Avanza Bank Holding AB 1,290 46,193
Avarda Bank AB 1,516 27,364
Axfood AB 644 19,622
Beijer Alma AB, Class B 438 13,705
Bergman & Beving AB 560 18,915
Betsson AB, Class B 1,032 10,474
*Better Collective A/S 822 12,634
*BHG Group AB 7,935 19,743
Bilia AB, Class A 1,957 26,568
Billerud Aktiebolag 1,011 6,884
Ω* BioArctic AB, Class B 516 18,059
Bjorn Borg AB 32 233
Boliden AB 1,480 76,800
* Bonava AB, Class B 548 512
Ω* Boozt AB 1,309 16,738
ΩBravida Holding AB 4,188 43,184
Byggmax Group AB 2,073 10,699
Catella AB 92 212
Cellavision AB 13 170

Dimensional International Vector Equity ETF
continued
Shares Value †
SWEDEN — (Continued)
Clas Ohlson AB, Class B 612 $ 26,354
Cloetta AB, Class B 5,002 25,594
*Coffee Stain Group AB 453 1,059
ΩCoor Service Management
Holding AB 2,985 17,713
Ω*Dustin Group AB 59,840 10,801
* Dynavox Group AB 4,192 37,131
Eastnine AB 347 1,658
Elanders AB, Class B 21 110
#*Electrolux AB, Class B 8,194 45,062
Electrolux Professional AB,
Class B 1,084 5,419
#Elekta AB, Class B 7,386 42,511
*Embracer Group AB, Class B 453 3,090
Engcon AB, Class B 27 195
Eolus AB, Class B 44 206
Ependion AB 76 1,043
Epiroc AB, Class A 1,248 35,557
Epiroc AB, Class B 1,477 36,431
#Essity AB, Class B 1,671 44,159
Getinge AB, Class B 997 19,780
Granges AB 1,487 27,918
H & M Hennes & Mauritz AB,
Class B 1,825 32,469
Hanza AB 596 8,774
* Hexatronic Group AB 10,617 43,756
Holmen AB, Class B 32 1,098
Humana AB 624 3,271
*Humble Group AB 247 195
Indutrade AB 239 5,094
Instalco AB 13,756 56,916
*International Petroleum Corp. 1,975 55,118
#Inwido AB 1,987 30,132
* Karnell Group AB, Class B 47 351
KNOW IT AB 785 6,720
Lagercrantz Group AB, Class
B 1,455 37,932
Lindab International AB 213 3,495
Loomis AB, Class B 1,365 63,116
Medicover AB, Class B 477 10,698
Midsona AB, Class B 132 176
*Modern Times Group MTG
AB, Class B 2,825 38,443
ΩMunters Group AB 1,300 28,116
Mycronic AB 1,127 35,204
*NCAB Group AB 114 889
NCC AB, Class B 1,884 40,564
New Wave Group AB, Class B 1,834 19,099
Nilorngruppen AB, Class B 12 65
Nolato AB, Class B 4,793 25,696
Nordnet AB publ. 794 26,004
* Norion Bank AB 1,673 9,512
Note AB 949 17,499
#*Orron Energy AB 6,724 6,890
* Ovzon AB 96 561
Peab AB, Class B 3,170 30,648
Proact IT Group AB 771 9,467
Ratos AB, Class B 6,095 21,516
Shares Value †
SWEDEN — (Continued)
RaySearch Laboratories AB,
Class B 839 $ 17,112
Rejlers AB, Class B 967 15,155
Rusta AB 140 1,525
Rvrc Holding AB 1,920 11,518
Sandvik AB 1,680 69,565
Scandi Standard AB 1,097 17,691
ΩScandic Hotels Group AB 3,671 35,512
* Sdiptech AB, Class B 157 3,838
Securitas AB, Class B 3,808 63,426
Ω*Sinch AB 11,677 36,337
Skandinaviska Enskilda
Banken AB, Class A 3,198 62,616
Skanska AB, Class B 1,500 40,127
SKF AB, Class B 2,297 57,004
SkiStar AB 550 9,476
Softronic AB, Class B 52 125
Solid Forsakring AB 36 372
SSAB AB, Class B 6,790 61,090
* Stillfront Group AB 2,076 1,161
Storskogen Group AB, Class B 27,861 27,211
Svedbergs Group AB, Class B 25 148
#Svenska Cellulosa AB SCA,
Class B 3,904 44,307
Svenska Handelsbanken AB,
Class A 1,527 21,547
Sweco AB, Class B 1,032 14,077
Swedbank AB, Class A 1,552 54,301
*Swedish Orphan Biovitrum
AB, Class A 108 4,994
Synsam AB 7,752 47,424
Systemair AB 197 1,512
Tele2 AB, Class B 5,722 117,169
Telefonaktiebolaget LM
Ericsson, Class B 17,327 202,918
Telia Co. AB 19,073 99,489
Trelleborg AB, Class B 317 12,842
VBG Group AB, Class B 597 21,681
* Vestum AB 520 609
*Viaplay Group AB, Class B 2,672 421
Volvo AB, Class A 1,696 58,440
Volvo AB, Class B 8,962 309,101
*Volvo Car AB, Class B 7,269 17,120
TOTAL SWEDEN 3,470,759
SWITZERLAND — (6.6%)
ABB, Ltd., Registered 1,195 119,859
Accelleron Industries AG 1,591 170,076
Adecco Group AG 1,819 41,681
Alcon AG, ADR 1,029 77,041
Allreal Holding AG, Registered 520 141,960
ALSO Holding AG, Registered 53 10,870
* Amrize , Ltd. 3,889 212,638
* Amrize , Ltd. 72 3,872
* ams -OSRAM AG 5,484 87,163
APG SGA SA 16 3,693
*Aryzta AG 721 57,529
Ascom Holding AG, Registered 1,173 7,904
Autoneum Holding AG 135 19,679

Dimensional International Vector Equity ETF
continued
Shares Value †
SWITZERLAND — (Continued)
* Avolta AG 4,003 $ 220,100
Banque Cantonale de Geneve,
Class BR 260 11,902
Banque Cantonale Vaudoise ,
Registered 818 128,863
#Barry Callebaut AG,
Registered 34 50,823
* Basilea Pharmaceutica Ag
Allschwil , Registered 414 28,798
Bell Food Group AG 67 16,004
Bellevue Group AG, Class BR 204 1,977
Berner Kantonalbank AG,
Registered 113 58,808
Bossard Holding AG,
Registered, Class A 376 76,686
Bucher Industries AG,
Registered 144 56,989
Burckhardt Compression
Holding AG 152 101,456
Burkhalter Holding AG 206 48,784
Bystronic AG 9 2,239
Calida Holding AG, Registered 139 2,790
Cembra Money Bank AG 271 33,111
#*Cicor Technologies, Ltd.,
Registered 101 17,745
Cie Financiere Richemont SA,
Registered 740 140,515
Cie Financiere Tradition SA,
Class BR 149 56,014
*Clariant AG, Registered 2,952 30,368
Cosmo NV 346 36,279
CPH Group AG 12 884
Daetwyler Holding AG, Class
BR 311 62,435
DKSH Holding AG 706 53,804
#*DocMorris AG 1,274 11,582
dormakaba Holding AG 840 55,746
*EFG International AG 3,790 81,417
Emmi AG, Registered 34 35,519
#EMS-Chemie Holding AG 3 2,551
Flughafen Zurich AG,
Registered 429 121,560
Forbo Holding AG, Registered 60 56,314
ΩGalenica AG 945 100,596
Geberit AG, Registered 269 181,340
Georg Fischer AG, Registered 845 46,072
Givaudan SA, Registered 9 32,050
Glarner Kantonalbank 135 4,074
Helvetia Baloise Holding AG,
Registered 738 201,946
*Holcim AG 3,579 331,700
Huber + Suhner AG,
Registered 207 59,952
Implenia AG, Registered 831 65,349
Interroll Holding AG, Class R 9 18,804
Investis Holding SA 85 17,282
Julius Baer Group, Ltd.,
Registered 1,665 136,470
Shares Value †
SWITZERLAND — (Continued)
Jungfraubahn Holding AG,
Registered 175 $ 61,089
Kardex Holding AG,
Registered 177 63,146
#*Kudelski SA, Class BR 260 416
Kuehne + Nagel International
AG, Class R 163 38,080
* Landis+Gyr Group AG 256 17,153
Liechtensteinische
Landesbank AG 250 30,721
#Logitech International SA,
Class R 481 47,754
Luzerner Kantonalbank AG,
Registered 582 76,652
ΩMedacta Group SA 173 31,324
ΩMedmix AG 150 1,596
#Meier Tobler Group AG 16 691
*Meyer Burger Technology
AG, Class A 96 1
Mikron Holding AG, Registered 36 750
Mobimo Holding AG,
Registered 286 136,408
Ω*Montana Aerospace AG 546 14,312
Naturenergie Holding AG 323 13,836
Nestle SA, Registered 7,578 765,988
#Novartis AG, Class B,
Sponsored ADR 6,804 1,005,971
Novartis AG, Registered 184 27,269
#OC Oerlikon Corp. AG
Pfaeffikon 7,169 31,305
Ω* PolyPeptide Group AG 117 5,708
#*Rieter Holding AG,
Registered 104 433
Roche Holding AG 1,897 772,335
Roche Holding AG, Class BR 124 51,785
Sandoz Group AG 3,430 274,295
#*Santhera Pharmaceuticals
Holding AG, Registered 157 3,413
Schindler Holding AG,
Registered 41 13,736
Ω#* Sensirion Holding AG 111 9,566
SFS Group AG 325 49,453
SGS SA, Registered 1,278 138,316
*Siegfried Holding AG,
Registered 720 72,456
#Softwareone Holding AG 1,272 11,215
Sonova Holding AG 214 46,847
St. Galler Kantonalbank AG,
Registered 100 82,220
Stadler Rail AG 2,112 61,466
Sulzer AG, Registered 442 83,873
Sunrise Communications AG 577 34,426
Swatch Group AG (The), Class
BR 427 98,690
#Swatch Group AG (The),
Registered 480 22,219
Swiss Life Holding AG,
Registered 180 211,015

Dimensional International Vector Equity ETF
continued
Shares Value †
SWITZERLAND — (Continued)
Swiss Prime Site AG,
Registered 1,114 $ 192,730
Swiss Re AG, Registered 1,732 278,940
Swisscom AG, Registered 447 378,096
Swissquote Group Holding SA,
Registered 146 73,705
Temenos AG, Registered 449 42,428
TX Group AG 93 14,746
UBS Group AG 4,537 199,174
Valiant Holding AG 779 180,892
Vaudoise Assurances Holding
SA 34 35,563
Vetropack Holding AG, Class
A 361 9,348
Vontobel Holding AG, Class R 1,015 85,919
VP Bank AG, Class A 92 10,117
Walliser Kantonalbank ,
Registered 22 4,332
Zehnder Group AG,
Registered 421 35,368
Zug Estates Holding AG, Class
B 8 24,346
Zurich Insurance Group AG 249 173,143
TOTAL SWITZERLAND 9,898,439
UNITED KINGDOM — (9.8%)
Admiral Group PLC 2,200 100,984
ΩAirtel Africa PLC 24,244 116,819
Anglo American PLC 3,245 158,145
Antofagasta PLC 3,057 147,446
Associated British Foods PLC 1,601 39,746
AstraZeneca PLC 226 42,834
AstraZeneca PLC 3,355 628,626
Aviva PLC 6,665 56,477
B&M European Value Retail
PLC 15,027 34,182
Babcock International Group
PLC 5,085 76,249
BAE Systems PLC 1,957 54,315
Balfour Beatty PLC 9,501 105,349
Barclays PLC 65,792 385,721
Beazley PLC 14,095 244,391
Bellway PLC 1,753 45,426
*Berkeley Group Holdings PLC 1,750 76,238
BP PLC, Sponsored ADR 6,983 330,855
British American Tobacco
PLC, Sponsored ADR 2,506 147,353
BT Group PLC, Registered 148,230 436,178
*Burberry Group PLC 8,717 137,142
*Canal+ SA 9,241 28,806
Centrica PLC 48,138 140,505
*Coca-Cola HBC AG 1,352 78,630
Compass Group PLC 8,578 242,328
Computacenter PLC 1,426 72,703
Cranswick PLC 647 47,387
DCC PLC 1,315 98,993
Diageo PLC 10,633 212,539
#Diageo PLC, Sponsored ADR 997 80,408
Drax Group PLC 15,949 191,496
Shares Value †
UNITED KINGDOM — (Continued)
Dunelm Group PLC 1,786 $ 18,250
Endeavour Mining PLC 6,600 379,290
Experian PLC 5,063 184,998
*Frasers Group PLC 3,551 31,630
Fresnillo PLC 4,063 178,604
Games Workshop Group PLC 461 122,091
*Glencore PLC 5,622 43,376
Grafton Group PLC 2,837 33,755
Grainger PLC 14,095 30,702
GSK PLC 2,867 75,131
#GSK PLC, Class B, ADR 5,423 283,677
Harbour Energy PLC 7,796 31,039
*Helios Towers PLC 5,887 15,983
Hiscox , Ltd. 5,665 119,163
Hochschild Mining PLC 12,822 108,546
Howden Joinery Group PLC 9,663 102,024
HSBC Holdings PLC,
Registered 35,562 651,880
IG Group Holdings PLC 3,478 71,033
IMI PLC 4,089 155,132
Imperial Brands PLC 8,947 340,534
Inchcape PLC 6,269 70,381
Informa PLC 10,334 111,299
International Workplace Group
PLC 6,578 16,518
Intertek Group PLC 971 62,502
ITV PLC 61,476 66,829
J Sainsbury PLC 45,002 201,063
JD Sports Fashion PLC 133,167 121,781
Johnson Matthey PLC 2,658 75,053
Kingfisher PLC 35,000 136,210
Legal & General Group PLC 31,129 106,468
Lion Finance Group PLC 891 133,665
Lloyds Banking Group PLC 273,780 370,871
Man Group PLC 17,151 59,429
Marks & Spencer Group PLC 22,002 98,691
Mitie Group PLC 22,752 53,733
Mondi PLC 2,276 23,449
Morgan Sindall Group PLC 820 52,191
NatWest Group PLC 35,495 282,254
Next PLC 854 150,220
Ninety One PLC 11,622 34,017
OSB Group PLC 8,475 60,805
Pan African Resources PLC 48,103 91,249
Persimmon PLC 5,510 79,140
Plus500, Ltd. 1,795 109,712
#Prudential PLC, Sponsored
ADR 10,099 305,293
QinetiQ Group PLC 6,976 42,126
Reckitt Benckiser Group PLC 6,830 434,160
RELX PLC, Sponsored ADR 939 34,358
Rio Tinto PLC 434 43,334
#Rio Tinto PLC, Sponsored
ADR 2,486 249,793
Rolls-Royce Holdings PLC 27,020 433,982
RS GROUP PLC 1,490 12,188
Sage Group PLC (The) 4,703 56,033
Serco Group PLC 21,289 81,405

Dimensional International Vector Equity ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
Shell PLC, ADR 10,070 $ 913,047
Smith & Nephew PLC 1,754 27,100
Softcat PLC 1,920 35,717
SSE PLC 3,293 118,176
St. James's Place PLC 9,077 150,292
Standard Chartered PLC 9,538 241,431
Standard Life PLC 4,270 43,865
Sunbelt Rentals Holdings, Inc. 4,668 350,392
Taylor Wimpey PLC 42,317 44,748
TBC Bank Group PLC 1,411 92,990
Tesco PLC 62,361 408,484
TP ICAP Group PLC 21,512 92,430
Unilever PLC, ADR 2,160 127,397
Vodafone Group PLC 136,176 216,961
Whitbread PLC 768 23,314
TOTAL UNITED KINGDOM 14,681,655
UNITED STATES — (0.3%)
*Coeur Mining, Inc. 18,050 324,359
*Keel Infrastructure Corp. 1,000 3,030
Ovintiv , Inc. 1,511 92,774
Sunococorp LLC 730 48,676
TOTAL UNITED STATES 468,839
TOTAL COMMON STOCKS 141,032,569
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Bayerische Motoren Werke AG
5.560% 200 18,217
Shares Value †
GERMANY — (Continued)
Dr. Ing. h.c. F. Porsche AG
1.980% 1,574 $ 76,163
Draegerwerk AG & Co. KGaA
2.260% 373 39,335
Einhell Germany AG, Class P
1.970% 220 19,691
FUCHS SE 2.910% 1,753 82,624
Henkel AG & Co. KGaA
3.290% 1,469 107,011
Jungheinrich AG 3.120% 791 23,791
Porsche Automobil Holding SE
6.170% 1,474 53,567
Sixt SE, Class A 4.660% 466 31,924
STO SE & Co. KGaA 0.300% 63 7,583
Volkswagen AG, Class A
7.380% 2,746 277,731
TOTAL GERMANY 737,637
TOTAL PREFERRED
STOCKS 737,637
TOTAL INVESTMENT SECURITIES — (95.0%)
(Cost $108,070,198) 141,770,206
SECURITIES LENDING COLLATERAL — (5.0%)
@§The DFA Short Term
Investment Fund 640,596 7,411,693
TOTAL INVESTMENTS — ( 100.0% )
(Cost $115,481,891) $ 149,181,899
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $2,492,458 which represented 1.7% of the net assets of the Fund.
As of April 30, 2026 , Dimensional International Vector Equity ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ............................. 2 06/18/26 $ 666,855 $ 724,375 $57,520
Total Futures Contracts ............................
$666,855 $724,375 $57,520
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ...................... $ 8,346,068 $ — $ 5,507 $ 8,351,575
Austria ....................... 1,168,662 — — 1,168,662
Belgium ...................... 1,922,846 — — 1,922,846
Canada ...................... 19,753,726 — — 19,753,726
Denmark ..................... 2,555,909 — — 2,555,909

Dimensional International Vector Equity ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Finland ....................... $ 2,568,121 $ — $ — $ 2,568,121
France ....................... 10,262,934 — — 10,262,934
Germany ..................... 10,500,143 — — 10,500,143
Hong Kong .................... 2,408,336 — — 2,408,336
Ireland ....................... 683,172 — — 683,172
Israel ........................ 1,695,177 — — 1,695,177
Italy ......................... 4,299,640 — — 4,299,640
Japan ........................ 33,842,119 — — 33,842,119
Netherlands ................... 4,706,877 — — 4,706,877
New Zealand .................. 363,360 — — 363,360
Northern Ireland ................ 3,280 — — 3,280
Norway ....................... 1,438,587 — — 1,438,587
Portugal ...................... 449,018 — — 449,018
Singapore ..................... 1,755,262 — — 1,755,262
South Africa ................... 31,963 — — 31,963
Spain ........................ 3,751,263 907 — 3,752,170
Sweden ...................... 3,470,759 — — 3,470,759
Switzerland .................... 9,898,439 — — 9,898,439
United Kingdom ................ 14,681,655 — — 14,681,655
United States .................. 468,839 — — 468,839
Preferred Stocks
Germany ..................... 737,637 — — 737,637
Securities Lending Collateral ........ — 7,411,693 — 7,411,693
Total Investments .................
$141,763,792 $7,412,600 $5,507> $149,181,899
Financial Instruments
Assets
Futures Contracts** ............... 57,520 — — 57,520
Total Other Financial Instruments ....
$57,520 $– $– $57,520
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

Dimensional Emerging Core Equity Market ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value †
COMMON STOCKS — (97.6%)
BRAZIL — (3.4%)
*Allianca Saude e
Participacoes SA 100 $ 60
Allied Tecnologia SA 31,746 39,823
Allos SA 283,377 1,743,237
Alupar Investimento SA 27,414 189,825
Ambev SA 546,800 1,592,419
#Ambev SA, Sponsored ADR 1,474,567 4,305,736
Anima Holding SA 234,746 187,047
Armac Locacao Logistica E
Servicos SA 35,400 33,891
Auren Energia SA 45,048 125,585
Axia Energia SA 550,481 6,855,601
*Axia Energia SA 158,118 1,902,532
*Axia Energia SA, ADR 54,222 653,375
#Axia Energia SA, Sponsored
ADR 206,300 2,589,065
Azzas 2154 SA 160,338 695,751
B3 SA - Brasil Bolsa Balcao 3,327,239 12,040,406
Banco ABC Brasil SA 98,877 497,322
ΩBanco BMG SA 149,821 160,875
Banco Bradesco SA 2,258,771 8,758,722
Banco Bradesco SA 855,000 2,869,220
Banco Bradesco SA,
Sponsored ADR 536,500 2,081,620
Banco BTG Pactual SA 646,267 7,696,990
Banco do Brasil SA 914,567 4,076,857
Banco Pine SA 56,907 164,128
Banco Santander Brasil SA 1,494,302 8,709,564
#Banco Santander Brasil SA,
Sponsored ADR 7,200 42,192
BB Seguridade Participacoes
SA 506,693 3,445,480
Bemobi Mobile Tech SA 44,600 234,530
Blau Farmaceutica SA 45,100 90,790
Boa Safra Sementes SA 41,806 58,651
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 52,477 195,904
Brava Energia 76,779 294,794
C&A MODAS SA 318,100 722,722
Caixa Seguridade
Participacoes S/A 129,200 469,097
Camil Alimentos SA 88,692 113,037
Cia Brasileira de Aluminio 201,360 427,987
*Cia Brasileira de Distribuicao 265,193 127,742
Cia de Ferro Ligas da Bahia
FERBASA 96,848 149,478
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 977,919 6,506,508
#Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 146,855 4,938,734
Cia de Saneamento de Minas
Gerais Copasa MG 137,000 1,485,927
Cia De Sanena Do Parana 167,524 264,950
Shares Value †
BRAZIL — (Continued)
Cia De Sanena Do Parana 400 $ 749
Cia De Sanena Do Parana 558,900 4,547,569
Cia Energetica de Minas
Gerais 374 1,262
Cia Energetica de Minas
Gerais, Sponsored ADR 467,070 1,177,016
Cia Paranaense de Energia
- Copel 963,345 3,074,259
#Cia Paranaense de Energia -
Copel, ADR 83,175 1,070,462
*Cia Siderurgica Nacional SA 508,551 635,893
*CM Hospitalar SA 41,778 11,404
Cogna Educacao SA 2,442,115 1,362,612
Construtora Tenda S/A 133,100 750,664
*Cosan SA 102,054 103,234
CPFL Energia SA 164,200 1,612,537
Cruzeiro do Sul Educacional
SA 53,400 57,661
CSU Digital SA 100 360
Cury Construtora e
Incorporadora SA 110,712 667,952
*CVC Brasil Operadora e
Agencia de Viagens SA 443,009 171,606
*Cyrela Brazil Realty
SA Empreendimentos e
Participacoes 37,062 158,739
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 195,492 921,666
ΩDesktop SA 113,946 420,802
Dexco SA 491,193 513,631
*Diagnosticos da America SA 32,000 21,708
Dimed SA Distribuidora da
Medicamentos 104,773 285,358
Direcional Engenharia SA 325,085 838,420
EcoRodovias Infraestrutura e
Logistica SA 377,460 665,919
Embraer SA 201,700 3,118,772
Embraer SA, Sponsored ADR 84,075 5,271,502
Empreendimentos Pague
Menos S/A 414,765 462,848
Energisa S/A 273,213 2,896,412
*Eneva SA 595,011 3,233,963
Engie Brasil Energia SA 209,749 1,486,480
Equatorial SA 829,604 7,046,572
Eucatex SA Industria e
Comercio 100 431
Even Construtora e
Incorporadora S/A 109,675 137,138
Ez Tec Empreendimentos e
Participacoes S/A 164,032 459,266
Fleury SA 157,416 508,038
Fras-Le SA 59,306 257,345
Gerdau SA, Sponsored ADR 475,174 2,171,545

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
BRAZIL — (Continued)
ΩGPS Participacoes e
Empreendimentos SA 201,765 $ 610,673
Grendene SA 356,123 313,066
*Grupo Casas Bahia SA 85,092 45,770
Grupo Mateus SA 142,100 123,778
Grupo SBF SA 155,000 342,827
GUARARAPES
CONFECCOES SA 203,265 391,239
*Hidrovias do Brasil SA 65,232 43,729
Hypera SA 88,957 402,256
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 102,622 293,918
Iochpe Maxion SA 92,375 175,205
Irani Papel e Embalagem SA 130,600 204,456
IRB-Brasil Resseguros SA 82,710 888,123
Itau Unibanco Holding SA,
Sponsored ADR 593,801 5,166,069
*Jalles Machado SA 74,421 47,798
*JBS NV 255,344 4,056,886
JHSF Participacoes SA 358,876 903,961
JSL SA 74,500 105,566
Kepler Weber SA 171,000 267,016
Klabin SA 908,981 3,189,023
Lavvi Empreendimentos
Imobiliarios SA 73,110 191,491
Localiza Rent a Car SA 568,016 5,233,946
Localiza Rent a Car SA, Class
A 25,896 229,417
LOG Commercial Properties e
Participacoes SA 62,248 332,704
*Log-in Logistica Intermodal
SA 15,100 93,648
*Lojas Quero-Quero SA 114,641 41,417
Lojas Renner SA 735,397 2,007,346
ΩLWSA SA 364,025 276,905
M Dias Branco SA 6,912 32,573
Magazine Luiza SA 443,322 732,286
Mahle Metal Leve SA 60,658 414,540
Marcopolo SA 11,981 15,486
MBRF Global Foods Co. SA 148,419 519,216
#MBRF Global Foods Co. SA,
ADR 24,028 82,897
Mills Locacao Servicos e
Logistica SA 190,088 484,911
Minerva SA 354,203 270,145
Motiva Infraestrutura de
Mobilidade SA 844,144 2,710,803
Moura Dubeux Engenharia S/A 73,202 443,555
Movida Participacoes SA 247,466 602,970
*MRV Engenharia e
Participacoes SA 461,356 640,772
Multiplan Empreendimentos
Imobiliarios SA 113,928 725,312
*Natura Cosmeticos SA 584,979 1,196,399
Oceanpact Servicos Maritimos
SA 108,875 225,730
Odontoprev SA 305,670 935,587
Shares Value †
BRAZIL — (Continued)
Petroleo Brasileiro SA
- Petrobras 992,406 $ 10,901,248
#Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 1,068,700 21,245,756
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 103,050 2,270,191
Petroreconcavo S/A 171,742 446,728
Plano & Plano
Desenvolvimento Imobiliario
SA 64,704 132,333
Porto Seguro SA 164,500 1,643,877
*PRIO SA 796,009 10,609,939
Qualicorp Consultoria e
Corretora de Seguros SA 271,100 97,397
Raia Drogasil SA 976,293 4,299,107
*Raizen SA 488,100 46,043
ΩRede D'Or Sao Luiz SA 259,374 1,997,467
Rumo SA 482,100 1,522,044
Sao Martinho S/A 24,100 78,215
Sendas Distribuidora S/A 701,300 1,245,686
#Sendas Distribuidora S/A,
ADR 58,725 532,048
ΩSer Educacional SA 131,300 334,944
SIMPAR SA 153,026 338,461
SLC Agricola SA 230,828 787,588
Smartfit Escola de Ginastica e
Danca SA 258,702 896,713
Suzano SA 521,803 4,591,330
#Suzano SA, Class A,
Sponsored ADR 120,100 1,065,287
SYN prop e tech SA 71,700 56,987
Tegma Gestao Logistica SA 52,223 334,360
Telefonica Brasil SA 272,900 2,149,832
#Telefonica Brasil SA, ADR 155,696 2,470,896
TIM SA 571,800 2,955,172
TIM SA, ADR 31,600 819,704
TOTVS SA 127,313 814,104
Transmissora Alianca de
Energia Eletrica S/A 149,349 1,274,550
Tres Tentos Agroindustrial S/A 79,512 268,104
Trisul SA 87,392 85,420
*Tupy SA 53,419 150,316
Ultrapar Participacoes SA 639,800 3,844,656
Ultrapar Participacoes SA,
Sponsored ADR 74,084 443,763
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas 14,900 24,074
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas, Class A 435,470 724,560
Vale SA 454,316 7,402,331
Vale SA, Class B, Sponsored
ADR 1,762,300 28,831,228
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 46,675 184,830
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 801,558 637,076
Vibra Energia SA 1,104,715 7,383,391

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
BRAZIL — (Continued)
Vivara Participacoes SA 144,500 $ 748,544
Vulcabras SA 72,299 228,982
WEG SA 899,100 8,095,220
Wiz Co. 79,115 140,846
YDUQS Participacoes SA 313,147 619,707
TOTAL BRAZIL 305,442,439
CHILE — (0.4%)
Aguas Andinas SA, Class A 760,456 286,734
Banco de Chile 4,969,225 928,223
#Banco de Chile, Sponsored
ADR 101,012 3,825,325
Banco de Credito e
Inversiones SA 39,702 2,673,106
Banco Itau Chile SA 8,661 176,476
Banco Santander Chile 11,090,815 883,679
Banco Santander Chile,
Sponsored ADR 57,141 1,827,369
Besalco SA 31,632 44,206
BICECORP SA 1,667 745
Camanchaca SA, Class A 2,668 253
*CAP SA 77,016 598,286
Cencosud SA 879,447 2,215,600
Cencosud Shopping SA 27,285 82,427
Cia Cervecerias Unidas SA 89,872 507,569
Colbun SA 2,926,761 434,302
Embotelladora Andina SA,
Sponsored ADR 877 24,740
Empresa Nacional de
Telecomunicaciones SA 131,333 517,755
Empresas CMPC SA 609,265 753,025
Empresas Copec SA 195,117 1,361,892
Empresas Lipigas SA 64 580
Enel Americas SA 2,668,286 248,206
Enel Chile SA 18,972,047 1,697,563
Engie Energia Chile SA 300,196 571,952
Falabella SA 407,829 2,461,358
Forus SA 116 283
Instituto de Diagnostico SA 124 364
Inversiones Aguas
Metropolitanas SA 320,564 347,889
Inversiones La Construccion
SA 19,150 444,913
Latam Airlines Group SA 59,079,978 1,400,084
#Latam Airlines Group SA,
ADR 51,002 2,424,125
*Multiexport Foods SA 580 224
Parque Arauco SA 246,360 1,096,721
PAZ Corp. SA 400 363
Plaza SA 342,821 1,696,936
Ripley Corp. SA 994,410 420,438
Salfacorp SA 238,745 367,890
Sigdo Koppers SA 4,830 9,093
SMU SA 1,888,964 285,826
Sociedad Matriz SAAM SA 172,028 28,004
*Sociedad Quimica y Minera
de Chile SA, Class B 5,190 475,622
*Sociedad Quimica y Minera
de Chile SA, Sponsored ADR 61,338 5,653,524
Shares Value †
CHILE — (Continued)
SONDA SA 55,132 $ 17,675
Vina Concha y Toro SA 126,350 124,169
TOTAL CHILE 36,915,514
CHINA — (22.1%)
*263 Network Communications
Co., Ltd., Class A 79,400 79,257
360 Security Technology, Inc.,
Class A 212,400 347,246
#361 Degrees International,
Ltd. 789,000 545,892
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 208,900 655,225
Ω*3SBio, Inc. 2,453,500 7,247,358
5I5J Holding Group Co., Ltd.,
Class A 279,300 121,411
AAC Technologies Holdings,
Inc. 670,500 3,081,283
*ABA Chemicals Corp. 71,400 62,284
Accelink Technologies Co.,
Ltd., Class A 32,600 688,420
*Addsino Co., Ltd., Class A 34,800 125,196
#*Adicon Holdings, Ltd. 19,000 10,017
Advanced Fiber Resources
Zhuhai, Ltd. 4,400 153,245
Advanced Micro-Fabrication
Equipment, Inc. China, Class A 13,744 756,968
Advanced Technology &
Materials Co., Ltd., Class A 52,300 163,582
*AECC Aero Science and
Technology Co., Ltd., Class A 21,700 118,118
AECC Aero-Engine Control
Co., Ltd., Class A 58,500 177,495
AECC Aviation Power Co.,
Ltd., Class A 74,900 507,018
*Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 39,100 137,347
Aerospace Intelligent
Manufacturing Technology
Co., Ltd. 78,900 219,297
Agricultural Bank of China,
Ltd., Class H 15,924,000 12,359,077
Aier Eye Hospital Group Co.,
Ltd., Class A 130,347 205,660
*AIM Vaccine Co., Ltd., Class
H 47,600 14,340
Ω*AInnovation Technology
Group Co., Ltd., Class H 136,300 65,594
*Air China, Ltd., Class H 1,540,000 921,985
Aisino Corp., Class A 99,100 121,983
ΩAK Medical Holdings, Ltd. 362,000 291,125
Ω#*Akeso, Inc. 246,000 4,264,471
Alibaba Group Holding, Ltd.,
Class W 7,688,400 123,662,154
#Alibaba Group Holding, Ltd.,
Sponsored ADR 310,078 40,893,087
#*Alibaba Health Information
Technology, Ltd. 2,240,000 1,249,568

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Ω#A-Living Smart City
Services Co., Ltd., Class H 666,750 $ 183,843
All Winner Technology Co.,
Ltd., Class A 37,548 196,743
Allmed Medical Products Co.,
Ltd., Class A 50,800 102,383
*Alpha Group, Class A 67,800 82,562
Ω*Alphamab Oncology 135,000 177,501
Aluminum Corp. of China, Ltd.,
Class H 3,466,000 5,026,170
AMC Research Shanghai, Inc.,
Class A 2,405 54,247
*Amlogic Shanghai Co., Ltd.,
Class A 19,578 303,168
Amoy Diagnostics Co., Ltd.,
Class A 23,900 70,696
An Hui Wenergy Co., Ltd.,
Class A 125,500 148,417
#*Angang Steel Co., Ltd.,
Class H 1,110,000 206,874
Angel Yeast Co., Ltd., Class A 63,300 348,355
ΩAngelalign Technology, Inc. 51,000 582,671
Anhui Anfu Battery Technology
Co., Ltd. 22,185 134,753
*Anhui Ankai Automobile Co.,
Ltd. 43,500 28,396
Anhui Anke Biotechnology
Group Co., Ltd., Class A 99,900 129,255
Anhui Construction
Engineering Group Co., Ltd.,
Class A 127,324 100,445
#Anhui Expressway Co., Ltd.,
Class H 328,000 661,129
*Anhui Genuine New Materials
Co., Ltd., Class A 24,600 37,085
*Anhui Golden Seed Winery
Co., Ltd., Class A 38,000 44,160
Anhui Gourgen Traffic
Construction Co., Ltd. 73,000 77,783
Anhui Gujing Distillery Co.,
Ltd., Class A 16,700 262,097
*Anhui Guofeng New Materials
Co., Ltd. 53,200 70,390
Anhui Heli Co., Ltd., Class A 82,000 216,391
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 70,800 85,905
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 38,300 108,806
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 95,400 88,386
*Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 44,300 306,946
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 263,340 206,977
Anhui Jinhe Industrial Co.,
Ltd., Class A 39,536 135,001
Shares Value †
CHINA — (Continued)
Anhui Korrun Co., Ltd., Class
A 18,900 $ 58,645
Anhui Kouzi Distillery Co., Ltd.,
Class A 28,000 97,782
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 64,500 69,198
*Anhui Tatfook Technology
Co., Ltd., Class A 41,400 66,653
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 50,860 57,468
*Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 77,600 128,456
Anhui XDLK Microsystem
Corp., Ltd. 13,336 99,058
Anhui Yingjia Distillery Co.,
Ltd., Class A 40,100 223,027
Anhui Yingliu
Electromechanical Co., Ltd.,
Class A 34,100 377,217
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 114,900 292,617
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 8,731 319,728
Anjoy Foods Group Co., Ltd.,
Class A 16,200 259,372
Anker Innovations Technology
Co., Ltd., Class A 22,907 420,566
*Anshan Hifichem Co., Ltd.,
Class A 35,300 68,819
*Anshan Senyuan Road &
Bridge Co., Ltd. 23,100 36,515
ANTA Sports Products, Ltd. 1,076,200 11,148,381
Anton Oilfield Services Group
Hong Kong 1,066,000 142,882
*Anyang Iron & Steel, Inc. 166,500 50,932
Aoshikang Technology Co.,
Ltd., Class A 20,500 156,773
Aotecar New Energy
Technology Group Co., Ltd.,
Class A 159,000 67,255
Apeloa Pharmaceutical Co.,
Ltd., Class A 97,400 260,452
*ApicHope Pharmaceutical
Group Co., Ltd. 17,700 107,381
Appotronics Corp., Ltd. 27,587 60,081
APT Medical, Inc., Class A 7,434 258,817
Arcsoft Corp., Ltd., Class A 11,154 69,546
Arctech Solar Holding Co., Ltd. 13,869 82,272
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 64,100 507,088
Ω#AsiaInfo Technologies, Ltd. 240,800 171,830
Asian Star Anchor Chain Co.,
Ltd., Class A 31,400 50,232
Asymchem Laboratories
Tianjin Co., Ltd., Class A 16,300 299,550

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Aurisco Pharmaceutical Co.,
Ltd., Class A 11,900 $ 39,363
Autel Intelligent Technology
Corp., Ltd., Class A 33,100 164,087
Autobio Diagnostics Co., Ltd.,
Class A 37,800 185,339
*Autostreets Development, Ltd. 114,200 28,281
Avary Holding Shenzhen Co.,
Ltd., Class A 116,400 1,227,487
AviChina Industry &
Technology Co., Ltd., Class H 2,437,000 1,070,149
AVICOPTER PLC, Class A 39,800 181,805
Bafang Electric Suzhou Co.,
Ltd., Class A 15,276 83,061
*BAIC BluePark New Energy
Technology Co., Ltd., Class A 149,900 155,992
*BAIC Foton Motor Co., Ltd.,
Class A 716,200 370,032
Ω#*BAIC Motor Corp., Ltd.,
Class H 1,685,500 299,071
Baimtec Material Co., Ltd. 13,107 110,172
Baiyin Nonferrous Group Co.,
Ltd., Class A 461,527 515,408
Bank of Beijing Co., Ltd.,
Class A 1,027,400 796,976
Bank of Changsha Co., Ltd.,
Class A 238,100 347,444
Bank of Chengdu Co., Ltd.,
Class A 171,200 479,847
Bank of China, Ltd., Class H 45,774,000 29,566,484
Bank of Chongqing Co., Ltd.,
Class H 448,500 474,621
Bank of Communications Co.,
Ltd., Class H 6,845,000 6,247,551
Bank of Guiyang Co., Ltd.,
Class A 201,236 177,015
Bank of Hangzhou Co., Ltd.,
Class A 197,500 502,975
Bank of Jiangsu Co., Ltd.,
Class A 858,260 1,419,473
Bank of Nanjing Co., Ltd.,
Class A 556,180 956,496
Bank of Ningbo Co., Ltd.,
Class A 289,170 1,405,145
ΩBank of Qingdao Co., Ltd.,
Class H 172,000 113,075
Bank of Shanghai Co., Ltd.,
Class A 636,500 873,838
Bank of Suzhou Co., Ltd.,
Class A 260,160 324,422
Bank of Xi'an Co., Ltd., Class
A 204,100 110,230
ΩBank of Zhengzhou Co., Ltd.,
Class H 609,000 79,295
*Baoding Tianwei Baobian
Electric Co., Ltd. 101,900 222,969
Baoji Titanium Industry Co.,
Ltd. 22,000 107,579
Baoshan Iron & Steel Co., Ltd.,
Class A 1,017,800 939,987
Shares Value †
CHINA — (Continued)
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 90,400 $ 96,323
*Baotailong New Materials
Co., Ltd. 133,300 61,262
Baowu Magnesium
Technology Co., Ltd., Class A 37,640 86,438
#*Baozun, Inc., Class A 6,200 5,762
*Baozun, Inc., Sponsored ADR 51,369 139,724
*BaTeLab Co., Ltd., Class H 12,600 52,242
#BBMG Corp., Class H 1,914,000 185,689
BBMG Jidong Cement Group
Co., Ltd., Class A 90,600 56,755
Bear Electric Appliance Co.,
Ltd., Class A 11,600 70,085
Beauty Farm Medical And
Health Industry, Inc. 40,500 105,880
Befar Group Co., Ltd., Class A 176,800 138,441
Beibuwan Port Co., Ltd., Class
A 304,200 514,691
Beijing Aerospace Shenzhou
Intelligent Equipment
Technology Co., Ltd., Class A 18,000 69,262
Beijing Aosaikang
Pharmaceutical Co., Ltd.,
Class A 32,900 81,620
Beijing Balance Medical
Technology Co., Ltd. 6,495 91,916
*Beijing BDStar Navigation
Co., Ltd., Class A 20,000 119,725
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 16,300 85,003
*Beijing Bohui Innovation
Biotechnology Group Co., Ltd.,
Class A 60,600 49,670
*Beijing Capital Development
Co., Ltd., Class A 195,000 129,289
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 677,100 303,252
#*Beijing Capital International
Airport Co., Ltd., Class H 1,730,000 419,595
Beijing Career International
Co., Ltd., Class A 15,400 54,862
Beijing Changjiu Logistics
Corp., Class A 42,100 41,223
Beijing Compass Technology
Development Co., Ltd., Class
A 13,485 194,192
Beijing CTJ Information
Technology Co., Ltd., Class A 21,400 64,648
Beijing Dabeinong Technology
Group Co., Ltd., Class A 118,850 67,667
Beijing Dahao Technology
Corp., Ltd., Class A 45,600 109,189
Beijing Easpring Material
Technology Co., Ltd., Class A 26,300 244,202
*Beijing eGOVA Co., Ltd.,
Class A 54,100 105,233

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Beijing Enlight Media Co., Ltd.,
Class A 148,300 $ 320,808
Beijing Enterprises Holdings,
Ltd. 445,500 1,762,949
Beijing Enterprises Water
Group, Ltd. 4,192,000 1,476,932
Beijing Fengjing Automotive
Parts Co., Ltd. 105,600 60,742
*Beijing Forever Technology
Co., Ltd., Class A 33,200 28,912
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 83,400 177,973
*Beijing Haixin Energy
Technology Co., Ltd., Class A 163,700 109,735
Beijing Haohua Energy
Resource Co., Ltd., Class A 217,200 371,624
*Beijing Highlander Digital
Technology Co., Ltd., Class A 23,100 87,500
*Beijing Huafeng Test &
Control Technology Co., Ltd.,
Class A 6,396 327,179
Beijing Jetsen Technology Co.,
Ltd., Class A 264,000 216,382
#Beijing Jingneng Clean
Energy Co., Ltd., Class H 1,206,000 340,228
Beijing Jingyeda Technology
Co., Ltd. 13,600 35,710
*Beijing Jingyuntong
Technology Co., Ltd., Class A 225,300 129,594
Beijing Kingsoft Office
Software, Inc., Class A 7,924 292,194
*Beijing Leike Defense
Technology Co., Ltd., Class A 93,300 179,435
Beijing New Building Materials
PLC, Class A 122,200 463,950
*Beijing North Star Co., Ltd.,
Class H 774,000 82,007
Beijing Oriental Jicheng Co.,
Ltd. 22,400 86,455
Beijing Oriental Yuhong
Waterproof Technology Co.,
Ltd., Class A 123,000 269,319
Beijing Originwater Technology
Co., Ltd., Class A 509,979 292,596
Beijing Roborock Technology
Co., Ltd., Class A 13,249 224,554
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 32,100 66,762
Beijing Sanyuan Foods Co.,
Ltd. 114,100 101,703
Beijing Shiji Information
Technology Co., Ltd., Class A 103,154 152,187
Beijing Shougang Co., Ltd.,
Class A 435,900 290,925
Beijing Sifang Automation Co.,
Ltd., Class A 49,700 407,720
Beijing Sinnet Technology Co.,
Ltd., Class A 88,200 205,256
Shares Value †
CHINA — (Continued)
*Beijing Sinohytec Co., Ltd.,
Class H 25,450 $ 62,409
Beijing SL Pharmaceutical Co.,
Ltd., Class A 66,900 63,548
*Beijing Sojo Electric Co., Ltd. 56,200 129,717
*Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 132,400 72,475
Beijing Strong Biotechnologies,
Inc., Class A 44,300 82,345
*Beijing SuperMap Software
Co., Ltd., Class A 27,800 60,830
Beijing Teamsun Technology
Co., Ltd., Class A 71,200 228,429
*Beijing Thunisoft Corp., Ltd.,
Class A 53,000 49,181
Beijing Tiantan Biological
Products Corp., Ltd., Class A 84,864 177,122
#Beijing Tong Ren Tang
Chinese Medicine Co., Ltd. 174,000 163,033
Beijing Tong Ren Tang Co.,
Ltd., Class A 73,400 298,333
Beijing Tricolor Technology
Co., Ltd., Class A 17,700 368,515
Beijing Ultrapower Software
Co., Ltd., Class A 133,200 189,691
Beijing United Information
Technology Co., Ltd., Class A 67,900 269,618
Beijing Wandong Medical
Technology Co., Ltd. 13,200 27,917
*Beijing Wantai Biological
Pharmacy Enterprise Co., Ltd.,
Class A 19,760 113,660
*Beijing Watertek Information
Technology Co., Ltd., Class A 112,700 81,156
Beijing Yanjing Brewery Co.,
Ltd., Class A 212,700 414,046
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 13,500 104,466
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 48,030 84,920
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 2,198,600 1,576,784
*BeijingWest Industries
International, Ltd. 150,000 85,783
*Beingmate Co., Ltd., Class A 78,001 57,425
*Beken Corp., Class A 8,600 44,659
*BeOne Medicines, Ltd., Class
H 206,700 4,580,580
*BeOne Medicines, Ltd.,
Sponsored ADR 12,186 3,598,160
Best Pacific International
Holdings, Ltd. 40,000 14,859
Bestechnic Shanghai Co., Ltd. 7,813 193,977
Bestore Co., Ltd., Class A 26,800 43,501
Bestsun Energy Co., Ltd.,
Class A 145,800 86,639
*Bestway Marine & Energy
Technology Co., Ltd., Class A 102,200 122,209

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Bethel Automotive Safety
Systems Co., Ltd., Class A 33,220 $ 223,076
Betta Pharmaceuticals Co.,
Ltd., Class A 19,800 150,521
Beyondsoft Corp., Class A 35,891 55,000
*BGI Genomics Co., Ltd.,
Class A 20,518 119,942
Bichamp Cutting Technology
Hunan Co., Ltd. 18,200 70,804
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 48,700 144,268
*Bilibili, Inc., Class Z 159,800 3,431,098
#*Bilibili, Inc., Class Z,
Sponsored ADR 14,200 312,826
#*BingEx, Ltd., ADR 4,787 13,260
Binjiang Service Group Co.,
Ltd. 50,000 148,715
#*Biocytogen Pharmaceuticals
Beijing Co., Ltd., Class H 8,500 56,857
*Biwin Storage Technology
Co., Ltd. 12,612 489,318
Black Peony Group Co., Ltd.,
Class A 88,700 143,585
Bloomage Biotechnology
Corp., Ltd., Class A 5,988 36,240
Ω#Blue Moon Group Holdings,
Ltd. 493,500 199,699
*Blue Sail Medical Co., Ltd.,
Class A 76,055 82,708
*Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 131,320 329,052
Bluestar Adisseo Co., Class A 128,900 250,731
ΩBOC Aviation, Ltd. 218,000 2,220,699
BOC International China Co.,
Ltd., Class A 139,000 252,677
*BOE HC SemiTek Corp.,
Class A 177,300 313,996
BOE Technology Group Co.,
Ltd., Class A 2,060,400 1,230,387
#BOE Varitronix, Ltd. 300,000 162,757
*Bohai Leasing Co., Ltd.,
Class A 418,800 286,868
*Bomin Electronics Co., Ltd. 59,000 133,849
Bosideng International
Holdings, Ltd. 4,034,000 2,193,693
BOTH Engineering Technology
Co., Ltd. 32,400 108,026
Bright Dairy & Food Co., Ltd.,
Class A 68,400 74,083
*Bright Real Estate Group Co.,
Ltd., Class A 167,500 93,160
BrightGene Bio-Medical
Technology Co., Ltd., Class A 17,416 160,845
Bros Eastern Co., Ltd., Class A 151,200 205,588
*Brother Enterprises Holding
Co., Ltd. 77,100 66,240
*B-Soft Co., Ltd., Class A 117,080 75,570
BTG Hotels Group Co., Ltd.,
Class A 106,200 243,259
Shares Value †
CHINA — (Continued)
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 41,500 $ 93,783
BXN Holding Co., Ltd., Class A 136,600 83,171
BYD Co., Ltd. 2,323,700 30,404,244
#BYD Electronic International
Co., Ltd. 797,500 2,693,710
By-health Co., Ltd., Class A 102,700 157,830
#C&D International Investment
Group, Ltd. 686,269 1,299,170
C&S Paper Co., Ltd., Class A 78,000 97,381
Caitong Securities Co., Ltd.,
Class A 273,290 330,795
Ω*CALB Group Co., Ltd.,
Class H 256,800 1,160,456
*Cambricon Technologies
Corp., Ltd. 7,979 1,985,258
Camel Group Co., Ltd., Class
A 85,700 124,806
Cangzhou Dahua Co., Ltd.,
Class A 34,300 95,234
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 152,600 125,522
Canmax Technologies Co.,
Ltd., Class A 36,270 586,597
Canny Elevator Co., Ltd.,
Class A 80,400 72,488
Ω*CanSino Biologics, Inc.,
Class H 55,800 209,274
*Capital Environment Holdings,
Ltd. 8,000 99
*Capitalonline Data Service
Co., Ltd., Class A 9,600 37,586
Castech, Inc., Class A 20,260 257,448
Cathay Biotech, Inc. 53,751 378,488
CCCC Design & Consulting
Group Co., Ltd., Class A 90,600 88,315
CECEP Solar Energy Co.,
Ltd., Class A 223,800 163,452
CECEP Wind-Power Corp.,
Class A 609,480 380,013
Center International Group
Co., Ltd., Class A 34,600 71,860
Central China Securities Co.,
Ltd., Class H 666,000 160,682
*CETC Chips Technology,
Inc., Class A 50,500 121,587
CETC Cyberspace Security
Technology Co., Ltd., Class A 38,100 87,438
CETC Digital Technology Co.,
Ltd., Class A 34,200 96,808
CETC Potevio
Science&Technology Co., Ltd.,
Class A 35,300 131,852
CGN New Energy Holdings
Co., Ltd. 1,616,000 542,535
*CGN Nuclear Technology
Development Co., Ltd., Class
A 87,500 99,892

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
ΩCGN Power Co., Ltd., Class
H 7,689,000 $ 3,415,697
Changbai Mountain Tourism
Co., Ltd. 71,600 366,260
Changchun Faway Automobile
Components Co., Ltd., Class A 69,500 95,822
Changchun High-Tech Industry
Group Co., Ltd., Class A 10,800 134,250
Changchun UP Optotech Co.,
Ltd., Class A 7,700 68,814
Changhong Meiling Co., Ltd. 69,900 57,906
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 141,900 86,191
Changjiang Securities Co.,
Ltd., Class A 367,900 430,236
Changshu Fengfan Power
Equipment Co., Ltd., Class A 70,100 55,712
Changzheng Engineering
Technology Co., Ltd., Class A 10,100 64,999
Changzhou Qianhong
Biopharma Co., Ltd., Class A 71,700 73,459
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 19,800 359,581
Chaozhou Three-Circle Group
Co., Ltd., Class A 57,300 718,729
Cheng De Lolo Co., Ltd.,
Class A 79,000 102,907
*Chengdu ALD Aviation
Manufacturing Corp., Class A 13,200 75,830
Chengdu B-Ray Media Co.,
Ltd., Class A 70,300 52,784
Chengdu Corp.RO Technology
Co., Ltd., Class A 27,000 77,416
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 39,400 70,065
Chengdu Galaxy Magnets Co.,
Ltd., Class A 15,800 72,498
Chengdu Guibao Science &
Technology Co., Ltd. 27,000 70,381
*Chengdu Haoneng
Technology Co., Ltd., Class A 58,100 93,795
Chengdu Hi-tech Development
Co., Ltd. 13,600 131,733
Chengdu Hongqi Chain Co.,
Ltd., Class A 154,900 117,892
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 74,100 267,124
Chengdu Kanghua Biological
Products Co., Ltd., Class A 8,700 72,683
Chengdu Leejun Industrial Co.,
Ltd., Class A 49,200 68,986
Chengdu Spaceon Electronics
Co., Ltd., Class A 24,300 81,020
Chengdu Wintrue Holding Co.,
Ltd., Class A 116,500 262,419
Chengdu Xingrong
Environment Co., Ltd., Class A 165,700 167,341
Shares Value †
CHINA — (Continued)
Chengtun Mining Group Co.,
Ltd., Class A 199,300 $ 401,380
Chenguang Biotech Group
Co., Ltd., Class A 48,700 82,184
*Chengxin Lithium Group Co.,
Ltd., Class A 36,200 318,376
Chengzhi Co., Ltd., Class A 55,500 102,351
Chervon Holdings, Ltd. 146,400 303,873
Chifeng Jilong Gold Mining
Co., Ltd., Class A 106,400 591,773
*China Aerospace International
Holdings, Ltd. 1,552,000 90,143
*China Agriculture
Development Seed Group Co.,
Ltd., Class A 86,400 90,038
China Aircraft Leasing Group
Holdings, Ltd. 32,480 15,963
*China Aluminum International
Engineering Corp., Ltd., Class
H 121,000 40,314
China Animal Husbandry
Industry Co., Ltd., Class A 80,000 88,052
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 84,300 198,648
China Baoan Group Co., Ltd.,
Class A 127,800 161,799
China Bester Group Telecom
Co., Ltd., Class A 32,800 135,668
Ω*China Bohai Bank Co., Ltd.,
Class H 615,000 69,871
China CAMC Engineering Co.,
Ltd., Class A 63,400 93,907
#*China Chunlai Education
Group Co., Ltd. 53,000 8,457
#China Cinda Asset
Management Co., Ltd., Class
H 7,844,000 1,101,439
China CITIC Bank Corp., Ltd.,
Class H 7,901,000 8,270,394
China Coal Energy Co., Ltd.,
Class H 2,552,000 4,762,756
China Coal Xinji Energy Co.,
Ltd., Class A 208,900 273,647
China Communications
Services Corp., Ltd., Class H 2,044,000 1,121,966
China Conch Venture
Holdings, Ltd. 1,634,000 2,530,132
China Construction Bank
Corp., Class H 61,840,000 69,309,743
China CSSC Holdings, Ltd.,
Class A 107,700 658,273
China CYTS Tours Holding
Co., Ltd., Class A 60,300 79,519
China Datang Corp.
Renewable Power Co., Ltd.,
Class H 1,801,000 349,452
China Design Group Co., Ltd.,
Class A 58,500 64,388
#*<China Dili Group 76,000 1,201

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
ΩChina East Education
Holdings, Ltd. 523,500 $ 353,511
#*China Eastern Airlines Corp.,
Ltd., Class H 1,326,000 651,680
*China Education Group
Holdings, Ltd. 947,647 280,650
China Energy Engineering
Corp., Ltd., Class A 2,216 918
#China Energy Engineering
Corp., Ltd., Class H 4,372,000 719,946
*China Enterprise Co., Ltd.,
Class A 246,900 93,233
China Everbright Bank Co.,
Ltd., Class H 2,665,000 1,051,202
China Everbright Environment
Group, Ltd. 2,745,000 1,962,279
*China Express Airlines Co.,
Ltd., Class A 66,600 77,202
ΩChina Feihe, Ltd. 2,475,000 1,099,473
China Film Group Co., Ltd.,
Class A 76,200 153,686
*China First Heavy Industries
Co., Ltd., Class A 289,100 192,103
China Foods, Ltd. 438,000 206,874
China Galaxy Securities Co.,
Ltd., Class H 3,167,500 3,343,893
China Gas Holdings, Ltd. 2,369,016 2,195,507
China Gold International
Resources Corp., Ltd. 224,400 4,743,659
China Great Wall Securities
Co., Ltd., Class A 216,200 281,311
*China Greatwall Technology
Group Co., Ltd., Class A 114,700 332,734
China Hainan Rubber Industry
Group Co., Ltd., Class A 375,600 395,261
China Haisum Engineering
Co., Ltd. 53,200 75,763
*China Harmony Auto Holding,
Ltd. 354,000 44,737
*China High Speed Railway
Technology Co., Ltd., Class A 189,900 74,767
China Hongqiao Group, Ltd. 2,956,193 12,332,330
ΩChina International Capital
Corp., Ltd., Class H 1,446,000 3,732,327
#China International Marine
Containers Group Co., Ltd.,
Class H 562,300 772,344
China Isotope & Radiation
Corp., Class H 27,200 65,346
China Jinmao Holdings Group,
Ltd. 5,058,730 1,071,963
China Jushi Co., Ltd., Class A 151,609 765,551
China Kepei Education Group,
Ltd. 394,000 53,816
China Kings Resources Group
Co., Ltd., Class A 45,288 121,566
China Leadshine Technology
Co., Ltd., Class A 15,200 97,620
China Lesso Group Holdings,
Ltd. 1,234,000 729,334
Shares Value †
CHINA — (Continued)
China Life Insurance Co., Ltd.,
Class H 3,437,000 $ 12,556,814
China Lilang, Ltd. 237,000 115,872
Ω#*China Literature, Ltd. 268,600 842,102
China Longyuan Power Group
Corp., Ltd., Class H 1,876,000 1,594,914
#China Medical System
Holdings, Ltd. 994,000 1,622,883
China Meheco Group Co.,
Ltd., Class A 82,620 125,278
China Meidong Auto Holdings,
Ltd. 426,000 51,661
China Mengniu Dairy Co., Ltd. 2,459,000 5,446,134
China Merchants Bank Co.,
Ltd., Class H 2,915,500 17,529,287
China Merchants Energy
Shipping Co., Ltd., Class A 335,000 862,953
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 190,600 262,229
China Merchants Port Holdings
Co., Ltd. 1,162,254 2,299,657
China Merchants Property
Operation & Service Co., Ltd.,
Class A 46,600 69,910
ΩChina Merchants Securities
Co., Ltd., Class H 427,600 749,989
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 325,300 414,222
China Minsheng Banking
Corp., Ltd., Class H 5,818,000 2,643,955
#China Modern Dairy
Holdings, Ltd. 2,181,000 364,718
China National Accord
Medicines Corp., Ltd., Class A 15,700 56,390
China National Building
Material Co., Ltd., Class H 1,835,028 1,187,629
China National Chemical
Engineering Co., Ltd., Class A 369,300 464,844
China National Electric
Apparatus Research Institute
Co., Ltd. 13,910 53,972
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 76,100 99,575
China National Medicines
Corp., Ltd., Class A 41,800 175,341
China National Nuclear Power
Co., Ltd., Class A 985,500 1,296,720
*China National Software &
Service Co., Ltd., Class A 25,100 138,792
Ω*China New Higher
Education Group, Ltd. 794,756 75,075
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 84,300 86,492
China Nonferrous Mining
Corp., Ltd. 1,261,000 2,157,000

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 94,000 $ 729,728
*China Oil & Gas Group, Ltd.,
Class H 460,000 10,217
China Oilfield Services, Ltd.,
Class H 1,684,000 2,027,142
#China Overseas Grand
Oceans Group, Ltd. 1,490,879 540,494
China Overseas Land &
Investment, Ltd. 3,294,500 5,584,932
#China Overseas Property
Holdings, Ltd. 1,170,000 592,934
China Pacific Insurance Group
Co., Ltd., Class H 2,658,400 11,544,761
#China Petroleum & Chemical
Corp., Class H 19,606,000 11,537,726
China Petroleum Engineering
Corp., Class A 211,200 125,811
#China Power International
Development, Ltd. 2,420,000 1,007,078
China Publishing & Media Co.,
Ltd., Class A 51,900 44,590
China Qinfa Group, Ltd. 932,000 368,814
China Railway Group, Ltd.,
Class H 3,679,000 1,779,915
China Railway Hi-tech Industry
Co., Ltd., Class A 107,400 122,454
China Railway Materials Co.,
Ltd., Class A 283,100 116,433
Ω#China Railway Signal &
Communication Corp., Ltd.,
Class H 1,303,000 602,120
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 107,700 96,786
China Rare Earth Nonferrous
Metals Co., Ltd., Class A 14,300 192,575
*China Rare Earth Resources
And Technology Co., Ltd.,
Class A 23,500 187,247
China Reinsurance Group
Corp., Class H 5,191,000 815,054
*China Resource and
Environment Co., Ltd. 104,700 57,925
China Resources Beer
Holdings Co., Ltd. 1,726,000 5,913,622
#China Resources Building
Materials Technology
Holdings, Ltd. 2,120,000 365,342
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 98,800 258,122
China Resources Gas Group,
Ltd. 800,700 1,920,556
China Resources Jiangzhong
Pharmaceutical Co., Ltd.,
Class A 42,900 150,193
China Resources Land, Ltd. 2,961,000 12,284,347
Shares Value †
CHINA — (Continued)
#China Resources Medical
Holdings Co., Ltd. 802,000 $ 291,776
China Resources
Microelectronics, Ltd., Class A 50,082 415,252
ΩChina Resources Mixc
Lifestyle Services, Ltd. 620,400 3,709,531
ΩChina Resources
Pharmaceutical Group, Ltd. 1,923,000 1,288,751
China Resources Power
Holdings Co., Ltd. 1,508,000 3,709,483
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 93,041 352,835
#China Risun Group, Ltd. 830,000 323,153
*China Ruifeng Renewable
Energy Holdings, Ltd. 800 64
#*China Ruyi Holdings, Ltd. 8,252,000 1,537,951
#*China Sanjiang Fine
Chemicals Co., Ltd. 176,000 116,828
China Science Publishing &
Media, Ltd., Class A 12,100 44,948
Ω*China Shengmu Organic
Milk, Ltd. 819,000 33,455
#China Shenhua Energy Co.,
Ltd., Class H 2,309,500 14,245,418
*China Southern Airlines Co.,
Ltd., Class H 1,658,000 838,127
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 145,400 157,480
China Southern Power Grid
Technology Co., Ltd., Class A 18,460 148,359
China State Construction
Engineering Corp., Ltd., Class
A 1,923,900 1,382,591
China State Construction
International Holdings, Ltd. 1,204,000 1,394,004
China Sunshine Paper
Holdings Co., Ltd. 97,000 13,744
#China Suntien Green Energy
Corp., Ltd., Class H 1,236,000 605,871
China Taiping Insurance
Holdings Co., Ltd. 1,558,400 4,432,252
China Testing & Certification
International Group Co., Ltd.,
Class A 42,174 41,234
China Tianying, Inc., Class A 148,500 141,928
China Tobacco International
HK Co., Ltd. 236,000 900,769
Ω#China Tourism Group Duty
Free Corp., Ltd., Class H 76,600 620,427
ΩChina Tower Corp., Ltd.,
Class H 4,949,200 7,000,113
#China Traditional Chinese
Medicine Holdings Co., Ltd. 2,540,000 547,962
China TransInfo Technology
Co., Ltd., Class A 100,100 131,125
#*China Travel International
Investment Hong Kong, Ltd. 1,768,000 252,773

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
China Tungsten And Hightech
Materials Co., Ltd., Class A 102,540 $ 873,316
*China Union Holdings, Ltd.,
Class A 120,700 98,753
*China Vanke Co., Ltd., Class
H 263,219 100,466
China Wafer Level CSP Co.,
Ltd., Class A 32,800 149,301
China Water Affairs Group,
Ltd. 540,000 338,459
China West Construction
Group Co., Ltd., Class A 94,200 76,520
China World Trade Center Co.,
Ltd., Class A 27,800 85,446
China XD Electric Co., Ltd.,
Class A 321,100 795,189
China XLX Fertiliser, Ltd. 848,000 1,193,993
China Yangtze Power Co.,
Ltd., Class A 955,107 3,819,114
China Yongda Automobiles
Services Holdings, Ltd. 1,113,500 143,563
Ω*China Youran Dairy Group,
Ltd. 1,061,000 522,797
Ω*China Yuhua Education
Corp., Ltd., Class A 1,060,000 60,890
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 32,200 200,816
China Zheshang Bank Co.,
Ltd., Class H 1,816,900 565,915
#*Chinasoft International, Ltd. 1,868,000 820,287
*Chongqing Afari Technology
Co., Ltd., Class A 161,200 264,957
Chongqing Brewery Co., Ltd.,
Class A 28,500 229,465
Chongqing Changan
Automobile Co., Ltd., Class A 363,600 507,162
Chongqing Chuanyi
Automation Co., Ltd. 10,900 31,093
*Chongqing Construction
Engineering Group Corp., Ltd. 146,800 65,532
Chongqing Department Store
Co., Ltd., Class A 35,300 110,307
*Chongqing Dima Industry Co.,
Ltd., Class A 400 50
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 132,533 225,209
Chongqing Fuling Zhacai
Group Co., Ltd., Class A 82,300 151,534
Chongqing Gas Group Corp.,
Ltd., Class A 90,400 69,728
Chongqing Machinery &
Electric Co., Ltd., Class H 1,102,000 413,580
Chongqing Pharscin
Pharmaceutical Co., Ltd.,
Class A 24,200 49,411
Chongqing Port Co., Ltd. 107,200 76,568
Chongqing Road & Bridge Co.,
Ltd., Class A 93,600 81,375
Shares Value †
CHINA — (Continued)
Chongqing Rural Commercial
Bank Co., Ltd., Class H 1,910,000 $ 1,694,527
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 149,900 180,783
Chongqing Shunbo Aluminum
Co., Ltd. 100,300 110,542
*Chongqing Taiji Industry
Group Co., Ltd. 24,100 54,885
*Chongqing Zhifei Biological
Products Co., Ltd., Class A 76,350 169,298
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 63,000 160,074
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 63,720 315,786
Chow Tai Fook Jewellery
Group, Ltd. 1,458,800 1,979,517
Chow Tai Seng Jewellery Co.,
Ltd., Class A 76,200 147,886
CIG Shanghai Co., Ltd., Class
A 13,000 332,918
CIMC Enric Holdings, Ltd. 710,000 950,745
*Cinda Real Estate Co., Ltd.,
Class A 16,700 7,602
Cisen Pharmaceutical Co.,
Ltd., Class A 37,400 85,120
*CITIC Guoan Information
Industry Co., Ltd., Class A 618,800 268,990
CITIC Heavy Industries Co.,
Ltd., Class A 191,500 169,572
*CITIC Niya Wine Co., Ltd.,
Class A 72,800 57,005
CITIC Press Corp., Class A 15,100 78,634
CITIC Securities Co., Ltd.,
Class H 1,274,625 4,500,543
CITIC, Ltd. 4,676,000 7,700,067
City Development Environment
Co., Ltd., Class A 59,400 122,671
*Citychamp Watch & Jewellery
Group, Ltd. 196,000 1,927
CMOC Group, Ltd., Class H 3,198,000 7,184,911
CMST Development Co., Ltd.,
Class A 221,900 171,158
CNGR Advanced Material Co.,
Ltd., Class A 49,520 461,907
CNOOC Energy Technology &
Services, Ltd., Class A 647,100 419,571
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 156,960 186,082
*COFCO Biotechnology Co.,
Ltd., Class A 152,400 135,618
COFCO Capital Holdings Co.,
Ltd., Class A 118,700 177,902
#*COFCO Joycome Foods,
Ltd. 2,230,000 389,992
COFCO Sugar Holding Co.,
Ltd., Class A 160,200 352,882
Cofoe Medical Technology
Co., Ltd., Class A 15,200 117,954

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
*COL Global Co., Ltd., Class A 22,700 $ 95,620
Comba Telecom Systems
Holdings, Ltd. 1,284,000 249,137
Concord New Energy Group,
Ltd. 2,390,000 111,358
Contec Medical Systems Co.,
Ltd., Class A 32,100 60,654
Contemporary Amperex
Technology Co., Ltd., Class A 235,160 15,006,515
Continental Aerospace
Technologies Holding, Ltd. 2,560,000 57,842
#COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 1,146,000 2,668,331
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 282,500 353,934
COSCO SHIPPING
Technology Co., Ltd. 23,000 47,768
Cosonic Intelligent
Technologies Co., Ltd., Class
A 24,600 50,695
CQ Pharmaceutical Holding
Co., Ltd., Class A 92,200 78,269
CRRC Corp., Ltd., Class H 3,900,000 2,588,798
Crystal Clear Electronic
Material Co., Ltd., Class A 46,200 97,507
ΩCSC Financial Co., Ltd.,
Class H 641,500 951,553
CSG Holding Co., Ltd., Class
A 93,700 55,268
CSG Smart
Science&Technology Co., Ltd.,
Class A 33,900 55,571
CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 28,100 124,905
CSPC Pharmaceutical Group,
Ltd. 6,684,000 7,175,674
CSSC Science & Technology
Co., Ltd., Class A 73,300 146,764
CTS International Logistics
Corp., Ltd., Class A 83,100 67,868
*Cybrid Technologies, Inc. 32,200 64,566
*Daan Gene Co., Ltd., Class A 95,860 81,095
Dajin Heavy Industry Co., Ltd.,
Class A 35,900 441,371
Dalian Bio-Chem Co., Ltd.,
Class A 20,100 66,663
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 118,300 118,606
#*Dalipal Holdings, Ltd. 286,000 158,083
Daqin Railway Co., Ltd., Class
A 759,300 585,671
Dashang Co., Ltd., Class A 29,264 77,953
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 83,666 229,237
Datang International Power
Generation Co., Ltd., Class H 2,142,000 738,267
Shares Value †
CHINA — (Continued)
*Datang Telecom Technology
Co., Ltd. 37,000 $ 45,489
Dazzle Fashion Co., Ltd.,
Class A 39,600 77,318
*DBAPP Security, Ltd. 6,122 40,044
DBG Technology Co., Ltd.,
Class A 56,600 172,392
DeHua TB New Decoration
Materials Co., Ltd., Class A 46,400 100,714
*Dezhan Healthcare Co., Ltd. 160,900 85,721
DHC Software Co., Ltd., Class
A 151,500 182,491
Dian Diagnostics Group Co.,
Ltd., Class A 30,300 85,769
Digital China Group Co., Ltd.,
Class A 34,600 190,766
*Digital China Information
Service Group Co., Ltd., Class
A 50,500 101,335
Do-Fluoride New Materials
Co., Ltd., Class A 44,380 235,854
Dong-E-E-Jiao Co., Ltd., Class
A 48,500 390,422
#Dongfang Electric Corp., Ltd.,
Class H 261,800 1,306,034
Dongfang Electronics Co.,
Ltd., Class A 71,500 136,567
DongFeng Automobile Co.,
Ltd., Class A 49,500 48,614
Dongfeng Electronic
Technology Co., Ltd., Class A 42,300 69,898
Dongguan Aohai Technology
Co., Ltd., Class A 11,800 82,019
Dongguan Development
Holdings Co., Ltd., Class A 50,900 77,329
Dongguan Dingtong Precision
Metal Co., Ltd., Class A 6,872 221,277
*Dongguan Eontec Co., Ltd.,
Class A 12,000 31,720
Dongguan Yutong Optical
Technology Co., Ltd. 23,300 98,897
Donghua Testing Technology
Co., Ltd. 7,800 40,802
*Dongjiang Environmental Co.,
Ltd., Class H 146,800 38,978
Dongxing Securities Co., Ltd.,
Class A 192,900 372,680
Dongyue Group, Ltd. 1,862,000 3,047,179
Double Medical Technology,
Inc., Class A 15,500 98,458
*Doushen Beijing Education &
Technology, Inc., Class A 48,600 36,349
#*DPC Dash, Ltd. 19,900 128,031
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 377,000 305,594
Eaglerise Electric & Electronic
China Co., Ltd. 24,600 142,365
Ω*East Buy Holding, Ltd. 12,500 41,200
East Group Co., Ltd., Class A 98,600 83,990

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
East Money Information Co.,
Ltd., Class A 637,899 $ 1,900,901
Eastcompeace Technology
Co., Ltd., Class A 35,810 99,217
Eastern Communications Co.,
Ltd., Class A 27,800 67,625
E-Commodities Holdings, Ltd. 978,000 93,633
Ecovacs Robotics Co., Ltd.,
Class A 32,100 306,137
Edan Instruments, Inc., Class
A 46,000 100,384
Edifier Technology Co., Ltd.,
Class A 46,600 75,776
Edvantage Group Holdings,
Ltd. 49,740 4,953
#*EEKA Fashion Holdings, Ltd. 265,000 216,499
EIT Environmental
Development Group Co., Ltd.,
Class A 29,100 91,103
Electric Connector Technology
Co., Ltd., Class A 25,800 169,927
*<Elion Energy Co., Ltd., Class
A 195,190 2,000
ENN Energy Holdings, Ltd. 528,100 4,118,961
ENN Natural Gas Co., Ltd.,
Class A 84,200 249,679
Eoptolink Technology, Inc.,
Ltd., Class A 48,156 3,705,891
Era Co., Ltd., Class A 101,100 63,036
Espressif Systems Shanghai
Co., Ltd. 7,108 179,064
Essex Bio-technology, Ltd. 88,000 36,396
*Estun Automation Co., Ltd.,
Class A 14,400 46,094
Eternal Asia Supply Chain
Management, Ltd., Class A 134,500 110,043
EVA Precision Industrial
Holdings, Ltd. 178,000 17,042
Eve Energy Co., Ltd., Class A 84,000 892,454
Ever Sunshine Services
Group, Ltd. 634,000 159,436
ΩEverbright Securities Co.,
Ltd., Class H 211,600 217,171
Ω#*Everest Medicines, Ltd. 154,000 679,006
EverProX Technologies Co.,
Ltd., Class A 13,800 518,463
Explosive Co., Ltd., Class A 109,800 174,527
Fangda Carbon New Material
Co., Ltd., Class A 222,600 184,405
Fangda Special Steel
Technology Co., Ltd., Class A 127,800 108,864
*Far East Smarter Energy Co.,
Ltd., Class A 115,000 285,970
*Farasis Energy Gan Zhou
Co., Ltd. 61,263 124,815
FAW Jiefang Group Co., Ltd.,
Class A 148,500 146,275
FAWER Automotive Parts Co.,
Ltd., Class A 120,185 89,536
Shares Value †
CHINA — (Continued)
Feilong Auto Components Co.,
Ltd. 43,000 $ 225,814
Fengzhushou Co., Ltd., Class
A 33,680 216,898
Ferrotec Anhui Technology
Development Co., Ltd., Class
A 18,500 116,973
FESCO Group Co., Ltd., Class
A 25,300 58,877
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 81,600 557,508
Fibocom Wireless, Inc., Class
A 37,200 122,233
*Financial Street Holdings Co.,
Ltd., Class A 184,700 85,695
First Capital Securities Co.,
Ltd., Class A 201,600 225,136
*Flat Glass Group Co., Ltd.,
Class H 67,000 76,718
Focus Lightings Tech Co.,
Ltd., Class A 85,500 110,749
Focus Media Information
Technology Co., Ltd., Class A 609,200 560,842
Focused Photonics Hangzhou,
Inc., Class A 25,100 49,962
*Focuslight Technologies, Inc.,
Class A 1,692 88,652
*Fortune Ng Fung Food Hebei
Co., Ltd., Class A 40,500 22,584
Foryou Corp., Class A 46,900 206,618
Foshan Electrical and Lighting
Co., Ltd., Class A 78,400 64,948
*Foshan Golden Milky Way
Intelligent Equipment Co., Ltd 5,500 33,029
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 182,207 1,030,462
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 45,400 52,694
Fosun International, Ltd. 811,500 425,756
Founder Securities Co., Ltd.,
Class A 484,800 509,468
Foxconn Industrial Internet
Co., Ltd., Class A 692,800 6,376,029
Friend Co., Ltd. 34,500 63,927
#Fu Shou Yuan International
Group, Ltd. 1,018,000 343,069
Fuan Pharmaceutical Group
Co., Ltd., Class A 78,200 47,270
#Fufeng Group, Ltd. 1,720,000 1,429,354
Fujian Apex Software Co., Ltd. 14,900 70,789
Fujian Boss Software
Development Co., Ltd., Class
A 36,900 54,278
Fujian Funeng Co., Ltd., Class
A 186,945 273,891
Fujian Fuxin Software
Development JSC, Ltd., Class
A 5,296 60,817

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
*Fujian Kuncai Material
Technology Co., Ltd. 15,400 $ 76,162
Fujian Longking Co., Ltd.,
Class A 62,700 170,874
Fujian Qingshan Paper
Industry Co., Ltd. 178,400 116,455
*Fujian Snowman Group Co.,
Ltd., Class A 50,400 130,715
Fujian Star-net Communication
Co., Ltd., Class A 27,100 105,110
Fujian Sunner Development
Co., Ltd., Class A 106,200 289,113
*Fujian Tianma Science &
Technology Group Co., Ltd. 42,100 83,308
Fujian Yongfu Power
Engineering Co., Ltd., Class A 11,200 43,670
Fujian Yuanli Active Carbon
Co., Ltd. 34,000 88,678
Fulin Precision Co., Ltd., Class
A 95,460 392,886
Fushun Special Steel Co., Ltd.,
Class A 76,800 61,486
ΩFuyao Glass Industry Group
Co., Ltd., Class H 468,000 3,554,619
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 30,600 263,571
ΩGanfeng Lithium Group Co.,
Ltd., Class H 249,360 2,651,564
Gansu Energy Chemical Co.,
Ltd., Class A 275,600 116,172
Gansu Shangfeng Cement
Co., Ltd., Class A 96,520 197,777
Gansu Yasheng Industrial
Group Co., Ltd., Class A 137,200 87,151
Gaona Aero Material Co., Ltd.,
Class A 34,000 97,785
G-bits Network Technology
Xiamen Co., Ltd., Class A 4,500 267,806
GCL Energy Technology Co.,
Ltd., Class A 102,400 266,029
*GCL System Integration
Technology Co., Ltd., Class A 298,700 184,929
#*GCL Technology Holdings,
Ltd., Class A 24,876,000 2,857,942
GD Power Development Co.,
Ltd., Class A 562,368 390,148
*GDS Holdings, Ltd., Class A 603,700 3,133,422
#*GDS Holdings, Ltd.,
Sponsored ADR 12,827 542,326
Geely Automobile Holdings,
Ltd. 5,264,000 15,387,981
GEM Co., Ltd., Class A 244,000 326,412
*Gemdale Corp., Class A 228,000 96,775
#*Gemdale Properties &
Investment Corp., Ltd. 4,472,000 65,078
GemPharmatech Co., Ltd.,
Class A 26,751 80,656
*Genimous Technology Co.,
Ltd., Class A 54,000 58,328
*Genscript Biotech Corp. 940,000 1,646,312
Shares Value †
CHINA — (Continued)
*Geo-Jade Petroleum Corp.,
Class A 390,900 $ 267,185
Geovis Technology Co., Ltd.,
Class A 42,751 354,467
GEPIC Energy Development
Co., Ltd., Class A 118,800 140,146
Getein Biotech, Inc., Class A 45,300 63,982
GF Securities Co., Ltd., Class
H 937,000 2,109,932
Ω#Giant Biogene Holding Co.,
Ltd. 251,800 970,718
Giant Network Group Co., Ltd.,
Class A 68,300 328,087
Giantec Semiconductor Corp. 7,603 137,419
GigaDevice Semiconductor,
Inc., Class A 8,900 407,709
Ginlong Technologies Co.,
Ltd., Class A 29,300 407,657
Glarun Technology Co., Ltd.,
Class A 57,900 232,707
#*Global New Material
International Holdings, Ltd. 203,000 218,710
GoerTek, Inc., Class A 137,700 493,776
Goke Microelectronics Co.,
Ltd., Class A 9,200 240,101
Goldcard Smart Group Co.,
Ltd., Class A 67,200 128,649
Goldenmax International
Group, Ltd., Class A 34,400 226,066
#Goldwind Science &
Technology Co., Ltd., Class H 586,800 1,294,387
Goneo Group Co., Ltd., Class
A 26,912 176,660
Goodbaby International
Holdings, Ltd. 740,000 83,127
*GoodWe Technologies Co.,
Ltd., Class A 8,566 135,655
*Gosuncn Technology Group
Co., Ltd., Class A 54,200 43,710
Gotion High-tech Co., Ltd.,
Class A 93,700 503,859
*Grace Fabric Technology
Co., Ltd. 27,000 470,658
#Grand Pharmaceutical
Group, Ltd. 1,040,000 825,760
Grandblue Environment Co.,
Ltd., Class A 44,500 208,485
*Grandjoy Holdings Group Co.,
Ltd., Class A 248,800 111,430
Great Wall Motor Co., Ltd. 1,998,000 2,958,583
*Greattown Holdings, Ltd.,
Class A 20,100 13,856
Gree Electric Appliances, Inc.
of Zhuhai, Class A 149,900 878,687
Green Development Electricity
Group of Tianjin Co., Ltd.,
Class A 110,000 159,228
#Greentown China Holdings,
Ltd. 1,081,000 1,328,869

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Ω#Greentown Management
Holdings Co., Ltd. 532,000 $ 152,121
Greentown Service Group Co.,
Ltd. 1,324,000 770,696
GRG Banking Equipment Co.,
Ltd., Class A 105,700 180,386
GRG Metrology & Test Group
Co., Ltd., Class A 30,400 95,084
Grinm Advanced Materials
Co., Ltd., Class A 40,000 160,238
Guangdong Advertising Group
Co., Ltd., Class A 59,900 78,553
Guangdong Aofei Data
Technology Co., Ltd., Class A 55,319 201,930
Guangdong Baolihua New
Energy Stock Co., Ltd., Class
A 115,200 89,026
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 275,600 151,669
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 86,800 129,456
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 66,200 166,654
Guangdong Dongpeng
Holdings Co., Ltd., Class A 83,500 71,861
Guangdong Dowstone
Technology Co., Ltd., Class A 38,000 149,779
Guangdong Electric Power
Development Co., Ltd., Class
A 156,900 149,957
Guangdong Ellington
Electronics Technology Co.,
Ltd., Class A 53,200 89,155
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 168,500 618,772
Guangdong Goworld Co., Ltd.,
Class A 44,200 96,262
Guangdong Guanhao High-
Tech Co., Ltd., Class A 122,800 86,991
Guangdong Haid Group Co.,
Ltd., Class A 70,200 513,527
*Guangdong HEC Technology
Holding Co., Ltd., Class A 116,500 603,614
Guangdong Hongda Holdings
Group Co., Ltd., Class A 43,527 231,385
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 49,200 72,082
Guangdong Hoshion Industrial
Aluminium Co., Ltd. 25,900 95,111
Guangdong Huate Gas Co.,
Ltd. 10,838 298,696
*Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 29,745 218,461
Shares Value †
CHINA — (Continued)
Guangdong Kinlong Hardware
Products Co., Ltd., Class A 30,400 $ 81,691
*Guangdong Land Holdings,
Ltd. 342,768 9,320
Guangdong Lingxiao Pump
Industry Co., Ltd. 37,300 102,744
Guangdong Marubi
Biotechnology Co., Ltd., Class
A 14,000 51,575
*Guangdong Orient Zirconic
Ind Sci & Tech Co., Ltd., Class
A 39,900 75,393
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 160,700 295,887
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 59,700 87,378
Guangdong South New Media
Co., Ltd., Class A 14,900 82,761
*Guangdong TCL Smart Home
Appliances Co., Ltd. 60,700 84,844
*Guangdong Topstar
Technology Co., Ltd., Class A 13,300 56,802
Guangdong Vanward New
Electric Co., Ltd., Class A 58,200 70,276
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 45,600 100,980
*Guangdong Yowant
Technology Group Co., Ltd.,
Class A 64,900 63,643
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 226,900 82,360
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 36,400 97,974
Guanghui Energy Co., Ltd.,
Class A 505,900 499,802
*Guanghui Logistics Co., Ltd. 110,200 94,517
Guangshen Railway Co., Ltd.,
Class H 1,336,000 407,600
Guangxi Energy Co., Ltd.,
Class A 123,120 89,020
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 39,800 294,349
Guangxi Liugong Machinery
Co., Ltd., Class A 138,400 195,679
Guangxi LiuYao Group Co.,
Ltd., Class A 32,500 79,629
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 162,300 92,406
*GuangYuYuan Chinese
Herbal Medicine Co., Ltd.,
Class A 26,500 65,005
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 210,400 268,838

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 144,000 $ 307,163
Guangzhou Development
Group, Inc., Class A 275,000 286,175
*Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 17,600 221,792
Guangzhou Haige
Communications Group, Inc.
Co., Class A 105,000 247,426
Guangzhou Haoyang
Electronic Co., Ltd., Class A 8,000 43,698
Guangzhou KDT Machinery
Group Co., Ltd., Class A 42,300 126,361
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 30,700 122,668
Guangzhou Lingnan Group
Holdings Co., Ltd. 60,300 89,669
*Guangzhou Pearl River Piano
Group Co., Ltd., Class A 72,100 63,211
Guangzhou Port Co., Ltd.,
Class A 177,000 83,936
Guangzhou Restaurant Group
Co., Ltd., Class A 27,200 61,786
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 37,300 201,504
Guangzhou Sie Consulting
Co., Ltd., Class A 32,900 121,539
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 77,740 688,496
Guangzhou Wondfo Biotech
Co., Ltd., Class A 19,700 52,736
Guangzhou Zhiguang Electric
Co., Ltd., Class A 62,500 119,834
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 58,400 88,724
Guilin Layn Natural Ingredients
Corp. 51,500 66,181
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 40,400 84,616
Guizhou Chanhen Chemical
Corp., Class A 50,000 266,965
Guizhou Gas Group Corp.,
Ltd., Class A 103,600 98,106
Guizhou Guihang Automotive
Components Co., Ltd., Class A 26,400 52,936
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 123,900 100,283
Guizhou Qianyuan Power Co.,
Ltd. 28,500 84,595
Guizhou Sanli Pharmaceutical
Co., Ltd. 40,800 67,180
Guizhou Tyre Co., Ltd. 145,500 107,118
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 123,600 60,965
*Guizhou Zhenhua E-chem,
Inc., Class A 33,216 80,313
Shares Value †
CHINA — (Continued)
*Guizhou Zhongyida Co., Ltd. 61,500 $ 83,622
Guocheng Mining Co., Ltd.,
Class A 48,100 362,421
*Guoguang Electric Co., Ltd.,
Class A 35,900 59,270
Guomai Technologies, Inc.,
Class A 31,500 38,359
Guoquan Food Shanghai Co.,
Ltd., Class H 596,400 264,940
Guosen Securities Co., Ltd.,
Class A 298,300 468,035
*Guosheng Securities, Inc.,
Class A 81,000 149,852
ΩGuotai Haitong Securities
Co., Ltd., Class H 1,597,760 2,735,084
Guoyuan Securities Co., Ltd.,
Class A 253,500 272,706
#Gushengtang Holdings, Ltd. 125,000 473,911
H World Group, Ltd. 1,136,700 5,804,117
H World Group, Ltd.,
Sponsored ADR 12,890 665,640
Ω*Haichang Ocean Park
Holdings, Ltd. 1,142,000 63,414
ΩHaidilao International
Holding, Ltd. 1,182,000 2,166,717
Haier Smart Home Co., Ltd.,
Class A 16,100 50,734
Haier Smart Home Co., Ltd.,
Class A 2,357,400 6,596,357
Hailir Pesticides and
Chemicals Group Co., Ltd.,
Class A 24,700 46,093
*Hainan Airlines Holding Co.,
Ltd., Class A 574,800 127,035
*Hainan Drinda New Energy
Technology Co., Ltd., Class A 13,387 158,022
*Hainan Haide Capital
Management Co., Ltd., Class
A 61,880 60,410
*Hainan Haiqi Transportation
Group Co., Ltd. 8,700 21,672
Hainan Jinpan Smart
Technology Co., Ltd. 22,306 287,626
#*Hainan Meilan International
Airport Co., Ltd. 136,000 106,422
Hainan Mining Co., Ltd., Class
A 85,200 152,509
Hainan Strait Shipping Co.,
Ltd., Class A 138,100 171,808
Haisco Pharmaceutical Group
Co., Ltd., Class A 27,000 231,298
Haitian International Holdings,
Ltd. 441,000 1,188,948
Hand Enterprise Solutions Co.,
Ltd., Class A 41,500 120,388
Hangcha Group Co., Ltd.,
Class A 95,160 378,420
Hangxiao Steel Structure Co.,
Ltd., Class A 140,682 62,184

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Hangzhou Advance Gearbox
Group Co., Ltd. 23,000 $ 53,626
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 253,668 354,568
Hangzhou Chang Chuan
Technology Co., Ltd., Class A 24,000 611,912
Hangzhou Dptech
Technologies Co., Ltd., Class
A 15,900 40,074
Hangzhou First Applied
Material Co., Ltd., Class A 117,140 321,296
Hangzhou GreatStar Industrial
Co., Ltd. 66,500 332,775
Hangzhou Greenda Electronic
Materials Co., Ltd. 13,800 78,409
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 14,820 62,513
Hangzhou Honghua Digital
Technology Stock Co., Ltd.,
Class A 10,823 95,235
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 43,224 62,188
*Hangzhou Iron & Steel Co. 196,300 251,109
*Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 31,000 186,299
Hangzhou Onechance Tech
Corp., Class A 12,300 62,595
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 70,200 322,932
Hangzhou Robam Appliances
Co., Ltd., Class A 51,400 134,888
Ω*Hangzhou SF Intra-City
Industrial Co., Ltd., Class H 64,800 86,607
Hangzhou Shunwang
Technology Co., Ltd., Class A 34,700 128,290
Hangzhou Silan
Microelectronics Co., Ltd.,
Class A 86,300 365,038
Hangzhou Sunrise Technology
Co., Ltd. 42,200 89,374
ΩHangzhou Tigermed
Consulting Co., Ltd., Class H 73,900 378,851
Hangzhou Weiguang
Electronic Co., Ltd., Class A 16,900 80,315
Hangzhou Zhongheng Electric
Co., Ltd., Class A 25,500 152,238
Hangzhou Zhongtai Cryogenic
Technology Corp. 31,700 109,033
#Hanking Gold International,
Ltd. 386,000 175,415
Han's Laser Technology
Industry Group Co., Ltd., Class
A 24,700 364,118
ΩHansoh Pharmaceutical
Group Co., Ltd. 818,000 3,873,981
Hanwei Electronics Group
Corp., Class A 13,800 86,751
Shares Value †
CHINA — (Continued)
Haohua Chemical Science &
Technology Co., Ltd., Class A 55,100 $ 293,551
Harbin Boshi Automation Co.,
Ltd., Class A 48,900 91,468
Harbin Electric Co., Ltd., Class
H 624,000 1,849,597
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 58,100 125,684
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 163,400 84,183
*Harbin Pharmaceutical Group
Co., Ltd., Class A 185,400 97,145
HBIS Resources Co., Ltd.,
Class A 32,000 78,684
Health & Happiness H&H
International Holdings, Ltd. 166,000 305,141
*Healthcare Co., Ltd., Class A 44,200 41,532
*Hebei Changshan
Biochemical Pharmaceutical
Co., Ltd., Class A 16,000 96,857
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 35,700 70,905
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 14,500 262,141
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 66,500 365,478
Hefei Jianghang Aircraft
Equipment Co., Ltd. 47,605 91,624
Hefei Meiya Optoelectronic
Technology, Inc., Class A 54,230 139,060
*Hefei Urban Construction
Development Co., Ltd., Class
A 65,580 131,883
Heilongjiang Agriculture Co.,
Ltd., Class A 138,300 339,052
HeiLongJiang ZBD
Pharmaceutical Co., Ltd.,
Class A 72,200 74,817
*Henan Dayou Energy Co.,
Ltd., Class A 26,200 22,203
Henan Hengxing Science &
Technology Co., Ltd. 144,000 101,798
Henan Liliang Diamond Co.,
Ltd., Class A 19,700 155,729
Henan Lingrui Pharmaceutical
Co., Class A 31,300 102,434
Henan Mingtai Al Industrial
Co., Ltd., Class A 173,900 451,781
Henan Pinggao Electric Co.,
Ltd., Class A 67,000 215,346
*Henan Rebecca Hair
Products Co., Ltd., Class A 200 77
Henan Senyuan Electric Co.,
Ltd., Class A 100 108
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 147,500 693,638

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Henan Shijia Photons
Technology Co., Ltd. 21,260 $ 410,180
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 129,400 525,187
Henan Thinker Automatic
Equipment Co., Ltd., Class A 15,000 57,433
*Henan Yicheng New Energy
Co., Ltd., Class A 172,800 113,812
Henan Yuguang Gold & Lead
Co., Ltd., Class A 88,348 190,471
*Henan Yuneng Holdings Co.,
Ltd., Class A 125,500 279,936
*Henan Zhongfu Industry Co.,
Ltd. 229,500 259,652
Henan Zhongyuan
Expressway Co., Ltd., Class A 15,500 9,165
Hengan International Group
Co., Ltd. 550,000 1,873,177
Hengbao Co., Ltd., Class A 45,900 95,598
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 136,900 379,501
Hengdian Group Tospo
Lighting Co., Ltd. 29,107 77,024
Hengli Petrochemical Co., Ltd.,
Class A 378,200 1,222,777
Hengtong Logistics Co., Ltd. 72,000 95,159
Hengtong Optic-electric Co.,
Ltd., Class A 142,500 1,370,283
Hengyi Petrochemical Co.,
Ltd., Class A 215,000 555,409
Hesteel Co., Ltd., Class A 930,400 317,289
Hexing Electrical Co., Ltd.,
Class A 26,000 109,292
HG Technologies Co., Ltd.,
Class A 20,500 48,247
Hgtech Co., Ltd., Class A 27,900 488,102
*Hiconics Eco-energy
Technology Co., Ltd., Class A 73,100 68,902
Hiecise Precision Equipment
Co., Ltd. 27,200 127,593
Hisense Home Appliances
Group Co., Ltd., Class H 292,000 858,807
Hisense Visual Technology
Co., Ltd., Class A 73,800 276,520
*Hitevision Co., Ltd., Class A 19,100 72,208
HitGen, Inc., Class A 10,104 42,310
Hithink RoyalFlush Information
Network Co., Ltd., Class A 28,140 967,881
HLA Group Corp., Ltd., Class
A 414,400 400,914
HMT Xiamen New Technical
Materials Co., Ltd., Class A 16,830 249,900
*Holitech Technology Co., Ltd.,
Class A 920,400 389,318
Hongfa Technology Co., Ltd.,
Class A 34,496 157,223
*Honghua Group, Ltd., Class A 51,000 1,257
Hongli Zhihui Group Co., Ltd.,
Class A 52,000 58,299
Shares Value †
CHINA — (Continued)
*Hongmian Zhihui Science
And Technology Innovation
Co., Ltd.Guangzhou 153,500 $ 77,510
Hongrun Construction Group
Co., Ltd. 101,800 131,862
Hongta Securities Co., Ltd.,
Class A 145,900 160,157
*Hongyuan Green Energy Co.,
Ltd., Class A 36,800 116,933
*Hopson Development
Holdings, Ltd. 958,375 322,976
Horizon Construction
Development, Ltd. 51,000 5,859
Hoshine Silicon Industry Co.,
Ltd., Class A 59,300 387,097
Hoymiles Power Electronics,
Inc., Class A 1,478 24,360
Ω*Hua Medicine 142,500 60,938
Huaan Securities Co., Ltd.,
Class A 272,120 221,445
*Huachangda Intelligent
Equipment Group Co., Ltd. 72,200 51,040
Huada Automotive Technology
Corp., Ltd., Class A 23,600 108,184
Huadian Heavy Industries Co.,
Ltd., Class A 72,700 94,275
Huadian Power International
Corp., Ltd., Class H 1,076,000 583,756
Huadong Medicine Co., Ltd.,
Class A 63,100 308,003
Huafon Chemical Co., Ltd.,
Class A 284,000 488,827
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 86,300 66,692
*Huafu Fashion Co., Ltd.,
Class A 125,000 90,196
Huaibei Mining Holdings Co.,
Ltd., Class A 176,300 382,153
*Huaihe Energy Group Co.,
Ltd., Class A 153,900 81,316
Huakai Yibai Technology Co.,
Ltd. 25,000 47,604
Hualan Biological Engineering,
Inc., Class A 88,500 186,783
Huaming Power Equipment
Co., Ltd., Class A 53,500 191,766
Huaneng Power International,
Inc., Class H 3,064,000 2,444,551
Huangshan Novel Co., Ltd. 64,000 104,819
Huangshan Tourism
Development Co., Ltd., Class
A 41,000 71,350
Huapont Life Sciences Co.,
Ltd., Class A 97,000 70,560
ΩHuatai Securities Co., Ltd.,
Class H 1,210,400 2,496,897
Huatu Cendes Co., Ltd. 9,060 66,011
Huaxi Securities Co., Ltd.,
Class A 132,700 169,363
Huaxia Bank Co., Ltd., Class A 590,600 595,583

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Huaxin Building Materials
Group Co., Ltd., Class A 100 $ 315
Huaxin Building Materials
Group Co., Ltd., Class H 94,200 199,733
Huayu Automotive Systems
Co., Ltd., Class A 119,800 327,189
*Hubei Broadcasting &
Television Information Network
Co., Ltd., Class A 85,824 60,169
Hubei Chutian Smart
Communication Co., Ltd. 127,300 71,547
Hubei Dinglong Co., Ltd.,
Class A 44,800 408,897
Hubei Energy Group Co., Ltd.,
Class A 224,000 159,336
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 19,800 315,822
Hubei Huitian New Materials
Co., Ltd. 41,100 69,299
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 58,900 238,709
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 90,100 430,432
Hubei Yihua Chemical Industry
Co., Ltd., Class A 105,600 261,204
Hubei Zhenhua Chemical Co.,
Ltd. 53,900 275,955
Huishang Bank Corp., Ltd.,
Class H 494,000 324,131
*Huizhou CEE Technology,
Inc., Class A 55,800 96,779
Huizhou Desay Sv Automotive
Co., Ltd., Class A 16,300 245,895
Humanwell Healthcare Group
Co., Ltd., Class A 17,600 48,635
Hunan Aihua Group Co., Ltd.,
Class A 30,400 88,365
*Hunan Corun New Energy
Co., Ltd., Class A 80,400 89,316
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 129,300 82,512
Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 77,600 70,077
Hunan Gold Corp., Ltd., Class
A 89,660 381,482
Hunan Jiudian Pharmaceutical
Co., Ltd. 40,160 75,531
*Hunan Kaimeite Gases Co.,
Ltd., Class A 21,400 62,048
*Hunan New Wellful Co., Ltd.,
Class A 98,800 81,269
*Hunan Silver Co., Ltd., Class
A 142,300 240,765
Hunan Valin Steel Co., Ltd.,
Class A 408,220 277,231
Hunan Zhongke Electric Co.,
Ltd., Class A 44,300 136,161
Shares Value †
CHINA — (Continued)
Hundsun Technologies, Inc.,
Class A 73,602 $ 288,597
#*HUTCHMED China, Ltd. 406,500 1,096,973
*HY Energy Group Co., Ltd.,
Class A 100 14
*Hybio Pharmaceutical Co.,
Ltd., Class A 42,400 128,708
Ω#*Hygeia Healthcare
Holdings Co., Ltd. 310,200 455,772
Hygon Information Technology
Co., Ltd., Class A 15,453 670,040
*Hytera Communications
Corp., Ltd., Class A 98,900 143,884
*HyUnion Holding Co., Ltd.,
Class A 57,500 61,267
*IAT Automobile Technology
Co., Ltd., Class A 27,400 39,422
IEIT Systems Co., Ltd., Class
A 38,200 389,976
Iflytek Co., Ltd., Class A 62,100 434,369
IKD Co., Ltd., Class A 77,900 193,486
Imeik Technology
Development Co., Ltd., Class
A 7,041 118,563
Industrial & Commercial Bank
of China, Ltd., Class H 43,688,000 39,205,571
Industrial Bank Co., Ltd., Class
A 1,033,600 2,712,456
Industrial Securities Co., Ltd.,
Class A 577,900 513,418
INESA Intelligent Tech, Inc. 41,700 132,869
Infore Environment
Technology Group Co., Ltd.,
Class A 161,500 320,762
Ω#*Ingdan, Inc. 357,000 96,157
Ingenic Semiconductor Co.,
Ltd., Class A 17,200 312,615
*INKON Life Technology Co.,
Ltd., Class A 42,700 70,309
Inmyshow Digital Technology
Group Co., Ltd., Class A 54,300 47,288
Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 1,401,900 554,001
Inner Mongolia Berun
Chemical Co., Ltd., Class A 310,200 406,799
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 543,000 2,571,806
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 146,336 335,622
*Inner Mongolia Furui Medical
Science Co., Ltd., Class A 12,900 95,084
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 681,700 557,744
Inner Mongolia MengDian
HuaNeng Thermal Power
Corp., Ltd., Class A 197,200 133,923
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 98,400 610,360

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 250,605 $ 1,007,210
Ω*Innovent Biologics, Inc. 639,000 7,341,312
Innuovo Technology Co., Ltd.,
Class A 54,000 72,950
*Insigma Technology Co., Ltd.,
Class A 40,400 51,798
Inspur Digital Enterprise
Technology, Ltd. 464,000 134,454
*Inspur Software Co., Ltd.,
Class A 42,500 102,699
iRay Group, Class A 10,012 167,918
IReader Technology Co., Ltd.,
Class A 32,800 120,113
*IRICO Display Devices Co.,
Ltd. 214,600 254,102
*J&T Global Express, Ltd. 1,665,200 2,083,161
*JA Solar Technology Co.,
Ltd., Class A 260,600 414,604
Jade Bird Integrated
Technologies Co., Ltd., Class
A 42,600 75,444
Jafron Biomedical Co., Ltd.,
Class A 50,400 140,452
Jangho Group Co., Ltd., Class
A 106,000 148,628
Jason Furniture Hangzhou
Co., Ltd., Class A 63,130 268,326
*JC Finance & Tax
Interconnect Holdings, Ltd.,
Class A 44,300 59,003
JCET Group Co., Ltd., Class A 64,899 432,764
JCHX Mining Management
Co., Ltd., Class A 39,600 361,088
Ω*JD Logistics, Inc. 1,764,600 3,401,367
Jenkem Technology Co., Ltd.,
Class A 3,274 46,649
Ω*Jenscare Scientific Co.,
Ltd., Class H 10,400 12,984
Jiajiayue Group Co., Ltd.,
Class A 50,100 79,340
Jiang Su Suyan Jingshen Co.,
Ltd. 89,256 142,003
Jiangling Motors Corp., Ltd.,
Class A 35,600 97,697
Jianglong Shipbuilding Co.,
Ltd., Class A 11,200 27,097
Jiangsu Ankura Intelligent
Power Co., Ltd., Class A 11,700 103,294
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 117,000 103,431
Jiangsu Azure Corp., Class A 98,800 298,756
*Jiangsu Baichuan High-tech
New Materials Co., Ltd. 59,300 89,918
*Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 25,900 86,316
Jiangsu Boqian New Materials
Stock Co., Ltd., Class A 13,300 256,136
Shares Value †
CHINA — (Continued)
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 247,000 $ 140,268
Jiangsu Changbao Steeltube
Co., Ltd. 90,400 118,419
Jiangsu Changhai Composite
Materials Co., Ltd. 27,000 77,257
Jiangsu Changshu Automotive
Trim Group Co., Ltd. 26,300 51,851
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 302,161 323,727
Jiangsu Chint Power
Technology Co., Ltd., Class A 32,300 137,381
Jiangsu Cnano Technology
Co., Ltd., Class A 18,371 115,270
*Jiangsu Dagang Co., Ltd.,
Class A 46,300 111,881
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 48,200 209,947
*Jiangsu Eastern Shenghong
Co., Ltd., Class A 244,800 475,458
Jiangsu Etern Co., Ltd., Class
A 62,500 387,952
Jiangsu Expressway Co., Ltd.,
Class H 750,000 1,017,712
*Jiangsu General Science
Technology Co., Ltd. 112,200 76,526
Jiangsu Gian Technology Co.,
Ltd., Class A 12,900 78,506
Jiangsu Guomao Reducer Co.,
Ltd., Class A 32,500 74,729
Jiangsu Guoxin Corp., Ltd.,
Class A 119,100 132,830
Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 10,700 97,943
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 45,385 697,347
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 197,380 1,556,541
Jiangsu Hengshun Vinegar
Industry Co., Ltd., Class A 72,800 80,234
*Jiangsu Hongdou Industrial
Co., Ltd., Class A 149,800 60,513
Jiangsu Hongtian Technology
Co., Ltd., Class A 14,300 108,668
Jiangsu Hoperun Software
Co., Ltd., Class A 24,300 160,794
Jiangsu Huachang Chemical
Co., Ltd., Class A 102,300 101,067
*Jiangsu Huahong Technology
Stock Co., Ltd., Class A 78,000 294,197
Jiangsu Huaxicun Co., Ltd.,
Class A 109,300 114,861
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 148,900 99,814

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Jiangsu Jibeier Pharmaceutical
Co., Ltd. 14,669 $ 60,116
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 49,700 210,589
*Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 38,400 75,762
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 52,259 209,882
Jiangsu Leili Motor Co., Ltd. 20,600 128,231
Jiangsu Lianyungang Port Co.,
Ltd. 102,100 71,580
Jiangsu Lihua Foods Group
Co., Ltd. 45,900 152,835
Jiangsu Linyang Energy Co.,
Ltd., Class A 90,500 80,535
*Jiangsu Lopal Tech Group
Co., Ltd., Class A 32,600 158,268
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 28,452 214,545
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 83,500 274,001
Jiangsu Olive Sensors High-
Tech Co., Ltd., Class A 57,900 69,151
Jiangsu Pacific Precision
Forging Co., Ltd. 58,900 97,501
Jiangsu Pacific Quartz Co.,
Ltd., Class A 22,150 178,890
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 145,400 200,681
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 114,400 166,769
Jiangsu Rainbow Heavy
Industries Co., Ltd. 101,220 96,889
Jiangsu Rongtai Industry Co.,
Ltd., Class A 14,700 70,204
*Jiangsu Sanfame Polyester
Material Co., Ltd., Class A 77,600 28,849
Jiangsu Shemar Electric Co.,
Ltd. 15,500 138,272
Jiangsu Shentong Valve Co.,
Ltd. 50,700 119,620
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 86,700 98,345
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 28,560 310,164
Jiangsu Soho High Hope
Group Corp., Class A 237,900 99,236
Jiangsu Sopo Chemical Co.,
Class A 73,600 89,195
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 145,880 106,116
Jiangsu ToLand Alloy Co.,
Ltd., Class A 18,900 108,658
*Jiangsu Transimage
Technology Co., Ltd. 17,200 65,101
Shares Value †
CHINA — (Continued)
Jiangsu Xinquan Automotive
Trim Co., Ltd. 26,700 $ 239,944
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 14,700 105,920
Jiangsu Yangnong Chemical
Co., Ltd., Class A 31,340 331,824
*Jiangsu Yinhe Electronics
Co., Ltd., Class A 73,400 87,341
Jiangsu Yoke Technology Co.,
Ltd., Class A 26,300 326,077
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 51,300 219,846
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 173,380 115,716
Jiangsu Zhongtian Technology
Co., Ltd., Class A 105,500 511,414
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 182,600 71,892
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 61,500 85,602
*Jiangxi Fushine
Pharmaceutical Co., Ltd.,
Class A 30,700 86,811
Jiangxi Ganneng Co., Ltd.,
Class A 44,900 82,015
Jiangxi Ganyue Expressway
Co., Ltd., Class A 91,800 59,522
Jiangxi Guotai Group Co., Ltd.,
Class A 51,900 105,360
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 44,700 81,715
Jiangxi Lianchuang
Optoelectronic Science &
Technology Co., Ltd., Class A 17,500 122,945
*Jiangxi Special Electric Motor
Co., Ltd., Class A 72,800 171,016
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 19,460 80,519
Jiangyin Haida Rubber and
Plastic Co., Ltd. 54,100 75,302
*Jiangyin Hengrun Heavy
Industries Co., Ltd., Class A 30,700 117,366
Jiangyin Jianghua
Microelectronics Materials Co.,
Ltd., Class A 24,500 88,966
*Jiangyin Zhongnan Heavy
Industries Co., Ltd., Class A 176,300 93,926
Jianmin Pharmaceutical Group
Co., Ltd., Class A 15,400 71,429
*Jianshe Industry Group
Yunnan Co., Ltd., Class A 19,500 64,245
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 107,100 208,326
Jiayou International Logistics
Co., Ltd., Class A 118,760 221,447
Jiaze Renewables Co., Ltd. 207,100 170,958

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
*Jihua Group Corp., Ltd.,
Class A 225,000 $ 96,489
*Jilin Chemical Fibre, Class A 104,000 77,783
Jilin OLED Material Tech Co.,
Ltd. 18,372 119,121
*Jilin Quanyangquan Co., Ltd. 43,000 52,174
*Jinbei Automotive Co., Ltd.,
Class A 118,700 69,840
#*<Jinchuan Group
International Resources Co.,
Ltd. 2,350,000 35,998
Jinduicheng Molybdenum Co.,
Ltd., Class A 202,200 579,460
Jinghua Pharmaceutical Group
Co., Ltd., Class A 62,800 69,121
Jingjin Equipment, Inc., Class
A 21,600 59,277
Jinhong Gas Co., Ltd., Class A 26,286 134,232
Jinhui Liquor Co., Ltd., Class A 22,100 57,447
*Jinko Solar Co., Ltd., Class A 306,877 298,687
#JinkoSolar Holding Co., Ltd.,
Sponsored ADR 26,598 621,063
Jinlei Technology Co., Ltd.,
Class A 23,200 102,819
Jinlongyu Group Co., Ltd. 22,200 87,535
*Jinneng Holding Shanxi
Electric Power Co., Ltd., Class
A 258,500 143,015
Jinneng Science&Technology
Co., Ltd., Class A 63,600 62,461
Ω*Jinxin Fertility Group, Ltd. 1,699,500 518,501
Jinyu Bio-Technology Co.,
Ltd., Class A 53,000 113,178
*Jinyuan EP Co., Ltd., Class A 27,700 31,299
Jinzai Food Group Co., Ltd. 34,700 57,238
JiuGui Liquor Co., Ltd., Class
A 13,663 85,389
Ω#Jiumaojiu International
Holdings, Ltd. 455,000 101,644
Jiuzhitang Co., Ltd., Class A 63,500 89,687
Jizhong Energy Resources
Co., Ltd., Class A 213,200 175,369
JL Mag Rare-Earth Co., Ltd.,
Class A 34,266 165,303
JNBY Design, Ltd. 184,000 503,115
Joinn Laboratories China Co.,
Ltd., Class A 7,600 43,237
Ω#Joinn Laboratories China
Co., Ltd., Class H 43,700 119,936
Jointo Energy Investment Co.,
Ltd., Class A 94,900 132,231
Jointown Pharmaceutical
Group Co., Ltd., Class A 262,003 198,256
*Jolywood Suzhou Sunwatt
Co., Ltd. 71,000 105,164
Jones Tech PLC, Class A 18,500 147,245
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 26,700 81,206
Joyoung Co., Ltd., Class A 45,500 72,455
Shares Value †
CHINA — (Continued)
JS Corrugating Machinery Co.,
Ltd., Class A 58,300 $ 87,889
Ω#*JS Global Lifestyle Co.,
Ltd. 689,500 151,389
JSTI Group, Class A 112,268 111,079
#*Ju Teng International
Holdings, Ltd. 70,000 36,190
Juneyao Airlines Co., Ltd.,
Class A 185,700 310,934
*Jushri Technologies, Inc.,
Class A 27,000 171,587
Jutze Intelligent Technology
Co., Ltd. 22,900 67,336
Kailuan Energy Chemical Co.,
Ltd., Class A 143,200 123,449
Kaishan Group Co., Ltd.,
Class A 37,100 167,083
*KBC Corp., Ltd., Class A 17,555 63,695
KE Holdings, Inc., Class A 802,600 4,335,859
Keboda Technology Co., Ltd.,
Class A 18,400 144,753
Keda Industrial Group Co.,
Ltd., Class A 137,100 386,276
KEDE Numerical Control Co.,
Ltd., Class A 9,144 80,929
Keeson Technology Corp.,
Ltd., Class A 24,400 60,354
Kehua Data Co., Ltd., Class A 23,501 209,441
Keli Motor Group Co., Ltd. 41,700 63,413
Keli Sensing Technology
Ningbo Co., Ltd. 13,900 114,335
Keshun Waterproof
Technologies Co., Ltd., Class
A 95,400 95,088
Kidswant Children Products
Co., Ltd., Class A 71,800 92,898
Kinco Automation Shanghai
Co., Ltd. 3,782 59,462
Kinetic Development Group,
Ltd. 1,402,000 416,998
Kingboard Holdings, Ltd. 494,000 2,782,228
Kingboard Laminates
Holdings, Ltd. 697,000 3,087,397
*KingClean Electric Co., Ltd.,
Class A 36,700 172,103
*Kingdee International
Software Group Co., Ltd. 919,000 1,003,025
Kingfa Sci & Tech Co., Ltd.,
Class A 152,800 383,546
Kingnet Network Co., Ltd.,
Class A 117,800 310,002
Kingsemi Co., Ltd. 6,404 217,558
*Kingsignal Technology Co.,
Ltd., Class A 40,100 86,628
#*Kingsoft Cloud Holdings, Ltd. 1,614,000 1,572,021
Konfoong Materials
International Co., Ltd., Class A 13,300 349,827
KPC Pharmaceuticals, Inc.,
Class A 55,000 76,474
Ktk Group Co., Ltd., Class A 21,600 45,398

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Kuaijishan Shaoxing Wine
Co., Ltd. 29,400 $ 76,810
ΩKuaishou Technology, Class
B 2,325,800 12,736,789
*Kuang-Chi Technologies Co.,
Ltd., Class A 38,200 219,057
Kuangda Technology Group
Co., Ltd., Class A 123,000 109,096
Kunlun Energy Co., Ltd. 3,590,000 3,455,382
*Kunlun Tech Co., Ltd., Class
A 17,400 124,432
Kunming Chuan Jin Nuo
Chemical Co., Ltd. 20,000 74,030
Kunshan Dongwei Technology
Co., Ltd., Class A 12,000 107,313
Kunshan Huguang Auto
Harness Co., Ltd. 20,100 66,928
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 19,560 148,238
*Kunwu Jiuding Investment
Holdings Co., Ltd., Class A 28,200 44,824
Kweichow Moutai Co., Ltd.,
Class A 47,900 9,708,437
*KWG Group Holdings, Ltd. 676,500 13,817
*Kyland Technology Co., Ltd.,
Class A 26,600 72,220
Lakala Payment Co., Ltd.,
Class A 40,000 157,720
Lancy Co., Ltd., Class A 34,700 81,718
*Landai Technology Group
Corp., Ltd. 44,200 60,940
Lanzhou Lishang Guochao
Industrial Group Co., Ltd.,
Class A 44,400 31,193
*Lanzhou LS Heavy
Equipment Co., Ltd., Class A 34,100 42,074
Lao Feng Xiang Co., Ltd.,
Class A 23,800 137,282
Laobaixing Pharmacy Chain
JSC, Class A 67,490 138,292
Launch Tech Co., Ltd., Class
H 148,000 149,252
LB Group Co., Ltd., Class A 177,200 438,568
Leader Harmonious Drive
Systems Co., Ltd., Class A 5,007 164,243
Lee & Man Paper
Manufacturing, Ltd. 1,346,000 579,036
Ω*Legend Holdings Corp.,
Class H 602,300 732,717
#Lenovo Group, Ltd. 8,296,000 12,369,208
Lens Technology Co., Ltd.,
Class A 205,700 773,443
Leo Group Co., Ltd., Class A 276,300 260,838
Leoch International
Technology, Ltd. 75,000 8,808
Lepu Medical Technology
Beijing Co., Ltd., Class A 69,800 146,601
Leshan Giantstar Farming &
Husbandry Corp., Ltd. 59,300 163,258
Shares Value †
CHINA — (Continued)
Levima Advanced Materials
Corp., Class A 52,700 $ 185,814
Leyard Optoelectronic Co.,
Ltd., Class A 129,600 120,640
*Li Auto, Inc., Class A 957,800 8,259,057
#*Li Auto, Inc., Class A, ADR 53,955 962,018
Li Ning Co., Ltd. 2,158,500 5,571,389
*LianChuang Electronic
Technology Co., Ltd., Class A 26,500 29,788
Lianhe Chemical Technology
Co., Ltd., Class A 81,700 197,902
*Lianlian Digitech Co., Ltd.,
Class H 29,500 21,502
*Liao Ning Oxiranchem, Inc.,
Class A 37,700 64,173
Liaoning Chengda
Biotechnology Co., Ltd., Class
A 5,793 19,544
Liaoning Energy Industry Co.,
Ltd., Class A 151,000 87,961
Liaoning Port Co., Ltd., Class
H 2,000 220
Lier Chemical Co., Ltd., Class
A 109,300 206,367
*Lifetech Scientific Corp. 2,340,000 645,208
Lijiang Yulong Tourism Co.,
Ltd., Class A 35,000 48,512
*Linewell Software Co., Ltd. 46,900 61,505
Lingbao Gold Group Co., Ltd.,
Class H 582,000 1,539,370
Lingyi iTech Guangdong Co.,
Class A 227,600 468,368
*Liuzhou Iron & Steel Co., Ltd.,
Class A 62,600 41,872
Livzon Pharmaceutical Group,
Inc., Class H 121,600 437,116
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 38,000 118,688
#LK Technology Holdings, Ltd. 351,000 121,425
Loncin Motor Co., Ltd., Class A 157,500 354,080
*Long Yuan Construction
Group Co., Ltd., Class A 141,100 41,097
Ω#Longfor Group Holdings,
Ltd. 1,368,640 1,401,180
Longhua Technology Group
Luoyang Co., Ltd., Class A 61,700 95,453
*LONGi Green Energy
Technology Co., Ltd., Class A 37,452 90,227
Longshine Technology Group
Co., Ltd., Class A 49,600 99,021
*Lontium Semiconductor Corp. 7,373 85,942
*Lotus Holdings Co., Ltd. 118,200 185,457
Lucky Harvest Co., Ltd. 19,110 82,315
Luolai Lifestyle Technology
Co., Ltd., Class A 91,300 150,466
Luoniushan Co., Ltd., Class A 91,601 88,218
*Luoxin Pharmaceuticals
Group Stock Co., Ltd., Class A 86,900 70,336
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 36,000 225,726

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 68,300 $ 65,477
Luxi Chemical Group Co., Ltd.,
Class A 161,000 402,008
Luxshare Precision Industry
Co., Ltd., Class A 380,700 3,733,254
Luyang Energy-Saving
Materials Co., Ltd. 45,100 65,151
Ω*Luye Pharma Group, Ltd. 1,829,000 600,036
Luzhou Laojiao Co., Ltd.,
Class A 46,869 686,673
Lygend Resources &
Technology Co., Ltd., Class H 38,400 58,675
*Maanshan Iron & Steel Co.,
Ltd., Class H 1,136,000 368,334
Maccura Biotechnology Co.,
Ltd., Class A 45,100 69,244
*Malion New Materials Co.,
Ltd., Class A 45,200 77,072
Mango Excellent Media Co.,
Ltd., Class A 157,700 448,702
Ω#Maoyan Entertainment 320,553 243,880
*Maoye Commercial Co., Ltd.,
Class A 51,800 37,908
*Marssenger Kitchenware Co.,
Ltd., Class A 8,300 12,707
Maxscend Microelectronics
Co., Ltd., Class A 20,252 295,287
Maxvision Technology Corp.,
Class A 16,700 131,574
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 22,900 87,245
Mehow Innovative, Ltd., Class
A 24,600 96,350
MeiG Smart Technology Co.,
Ltd., Class A 10,900 62,330
Meihua Holdings Group Co.,
Ltd., Class A 266,215 386,522
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 262,200 208,383
Ω#*Meitu, Inc. 766,000 406,773
Ω*Meituan, Class B 2,653,700 28,201,120
Mesnac Co., Ltd., Class A 102,800 101,862
#Metallurgical Corp. of China,
Ltd., Class H 1,941,000 391,483
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 137,900 73,468
MicroPort NeuroScientific
Corp. 42,408 56,138
*Microport Scientific Corp. 551,400 613,077
Micro-Tech Nanjing Co., Ltd. 10,959 136,371
Midea Group Co., Ltd., Class A 188,400 2,236,308
Midea Group Co., Ltd., Class
H 143,300 1,640,850
Ω*Midea Real Estate Holding,
Ltd. 330,000 136,908
Shares Value †
CHINA — (Continued)
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 15,811 $ 131,605
Ming Yang Smart Energy
Group, Ltd., Class A 139,800 324,110
MINISO Group Holding, Ltd. 215,800 780,144
#MINISO Group Holding, Ltd.,
ADR 1,100 16,269
*Minmetals Development Co.,
Ltd., Class A 24,200 39,387
Minth Group, Ltd. 862,000 3,750,051
*Miracle Automation
Engineering Co., Ltd. 26,200 89,042
Miracll Chemicals Co., Ltd. 20,600 53,668
Mloptic Corp., Class A 1,467 101,882
MLS Co., Ltd., Class A 108,300 150,427
*MMG, Ltd. 3,595,199 3,813,768
Ω*Mobvista, Inc. 485,000 1,009,159
Monalisa Group Co., Ltd.,
Class A 28,900 45,852
Montage Technology Co., Ltd.,
Class A 26,283 666,658
*Montnets Cloud Technology
Group Co., Ltd., Class A 90,000 124,877
Moon Environment Technology
Co., Ltd., Class A 41,000 149,722
Morimatsu International
Holdings Co., Ltd. 409,000 366,514
Motic Xiamen Electric Group
Co., Ltd. 32,000 71,659
Muyuan Foods Co., Ltd., Class
A 308,980 2,021,472
MYS Group Co., Ltd., Class A 136,900 68,126
Nancal Technology Co., Ltd. 11,600 66,554
*Nanfang Pump Industry Co.,
Ltd., Class A 156,100 110,580
Nanhua Futures Co., Ltd. 30,100 92,296
NanJi E-Commerce Co., Ltd.,
Class A 155,900 69,138
Nanjing Cosmos Chemical
Co., Ltd. 32,620 66,650
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 15,100 106,481
Nanjing Iron & Steel Co., Ltd.,
Class A 224,600 177,186
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 47,169 63,377
Nanjing Pharmaceutical Group
Co., Ltd. 128,200 99,072
Nanjing Securities Co., Ltd.,
Class A 254,000 273,244
*Nanjing Tanker Corp. 460,200 301,755
Nantong Jianghai Capacitor
Co., Ltd., Class A 48,300 271,108
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 22,400 94,749
NARI Technology Co., Ltd.,
Class A 334,958 1,273,187

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
*National Silicon Industry
Group Co., Ltd., Class A 18,576 $ 56,035
NAURA Technology Group
Co., Ltd., Class A 24,275 1,907,899
*NavInfo Co., Ltd., Class A 133,521 176,468
NBTM New Materials Group
Co., Ltd., Class A 43,300 215,982
#NetDragon Websoft Holdings,
Ltd. 247,500 272,341
Ω#*NetEase Cloud Music, Inc. 62,100 911,632
NetEase, Inc. 1,095,600 25,034,294
NetEase, Inc., Sponsored ADR 88,943 10,451,692
Neusoft Corp., Class A 58,700 75,949
New China Life Insurance Co.,
Ltd., Class H 908,100 5,935,180
New Guomai Digital Culture
Co., Ltd., Class A 65,900 119,602
New Hope Dairy Co., Ltd.,
Class A 50,400 146,870
New Hope Liuhe Co., Ltd.,
Class A 276,500 353,296
*New Journey Health
Technology Group Co., Ltd. 265,500 89,765
New Trend International Logis-
Tech Co., Ltd. 31,600 53,003
Neway Valve Suzhou Co.,
Ltd., Class A 42,100 386,595
#*Newborn Town, Inc. 496,000 584,405
Newland Digital Technology
Co., Ltd., Class A 68,200 198,540
Nexteer Automotive Group,
Ltd. 965,000 592,520
*Nine Dragons Paper
Holdings, Ltd. 1,788,000 1,442,497
Ningbo BaoSi Energy
Equipment Co., Ltd., Class A 64,100 65,673
Ningbo Boway Alloy Material
Co., Ltd. 89,500 229,371
*Ningbo Changhong Polymer
Scientific & Technical, Inc. 27,600 48,677
Ningbo Construction Co., Ltd.,
Class A 300 259
Ningbo Exciton Technology
Co., Ltd. 22,000 61,341
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 20,700 60,836
Ningbo Huaxiang Electronic
Co., Ltd., Class A 72,500 276,212
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 109,900 195,757
Ningbo Jintian Copper Group
Co., Ltd. 103,700 153,903
Ningbo Joyson Electronic
Corp., Class A 114,100 476,283
Ningbo KBE Electrical
Technology Co., Ltd. 13,600 113,838
Ningbo Orient Wires & Cables
Co., Ltd., Class A 38,000 345,553
Ningbo Peacebird Fashion
Co., Ltd., Class A 32,600 67,897
Shares Value †
CHINA — (Continued)
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 32,848 $ 167,453
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 105,200 308,871
*Ningbo Shanshan Co., Ltd.,
Class A 133,700 325,818
Ningbo Sunrise Elc
Technology Co., Ltd. 19,600 96,245
Ningbo Tuopu Group Co., Ltd.,
Class A 62,700 551,901
Ningbo Xusheng Group Co.,
Ltd., Class A 54,188 122,218
Ningbo Yongxin Optics Co.,
Ltd., Class A 16,900 283,862
Ningbo Yunsheng Co., Ltd.,
Class A 44,500 86,429
Ningbo Zhoushan Port Co.,
Ltd., Class A 233,300 126,342
Ningxia Baofeng Energy Group
Co., Ltd., Class A 426,600 1,916,854
Ningxia Building Materials
Group Co., Ltd., Class A 33,300 62,922
Ningxia Orient Tantalum
Industry Co., Ltd. 21,700 139,334
Ningxia Western Venture
Industrial Co., Ltd. 89,600 61,636
*NIO, Inc., Class A 740,150 4,648,525
*Niu Technologies, ADR 60,761 188,359
NKY Medical Holdings, Ltd.,
Class A 40,600 112,429
ΩNongfu Spring Co., Ltd.,
Class H 1,492,600 8,917,017
Norinco International
Cooperation, Ltd., Class A 68,700 128,605
North Chemical Industries Co.,
Ltd., Class A 35,800 127,641
North China Pharmaceutical
Co., Ltd. 151,800 115,755
North Copper Co., Ltd., Class
A 104,000 218,279
*North Electro-Optic Co., Ltd. 19,900 63,699
North Huajin Chemical
Industries Co., Ltd., Class A 121,400 101,102
*North Industries Group Red
Arrow Co., Ltd., Class A 75,800 196,813
Northeast Pharmaceutical
Group Co., Ltd., Class A 110,800 79,950
Northeast Securities Co., Ltd.,
Class A 160,000 203,034
Northking Information
Technology Co., Ltd., Class A 43,776 95,979
Novoray Corp., Class A 11,982 153,327
*NSFOCUS Technologies
Group Co., Ltd., Class A 52,100 55,971
*Nuode New Materials Co.,
Ltd., Class A 82,400 129,648
NYOCOR Co., Ltd., Class A 86,100 98,294
Ocean's King Lighting Science
& Technology Co., Ltd., Class
A 71,900 66,719

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Ω*Ocumension Therapeutics 242,000 $ 228,601
*Offcn Education Technology
Co., Ltd., Class A 356,100 138,117
Offshore Oil Engineering Co.,
Ltd., Class A 246,300 244,052
*OFILM Group Co., Ltd., Class
A 211,600 269,751
Olympic Circuit Technology
Co., Ltd., Class A 38,500 296,680
OmniVision Integrated Circuits
Group, Inc. 46,733 672,368
Onewo, Inc., Class H 188,300 405,745
Oppein Home Group, Inc.,
Class A 37,100 255,212
Opple Lighting Co., Ltd., Class
A 18,400 54,562
OPT Machine Vision Tech Co.,
Ltd., Class A 5,196 83,130
ORG Technology Co., Ltd.,
Class A 204,000 164,219
Orient International Enterprise,
Ltd., Class A 72,800 75,226
ΩOrient Securities Co., Ltd.,
Class H 593,200 467,972
*Oriental Energy Co., Ltd.,
Class A 111,100 130,900
#*OSL Group, Ltd. 125,500 199,935
*Ourpalm Co., Ltd., Class A 184,500 135,289
*Pacific Securities Co., Ltd.
(The), Class A 271,700 146,341
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 45,340 79,301
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 389,600 207,563
*Pantum Technology Co., Ltd.,
Class A 57,300 160,687
*PCI Technology Group Co.,
Ltd., Class A 119,300 93,242
*PDD Holdings, Inc.,
Sponsored ADR 461,735 46,118,092
Ω*Peijia Medical, Ltd. 253,000 199,913
*<Pengdu Agriculture & Animal
Husbandry Co., Ltd., Class A 301,600 –
*Pengxin International Mining
Co., Ltd., Class A 156,000 186,999
People.cn Co., Ltd., Class A 45,900 127,508
People's Insurance Co. Group
of China, Ltd. (The), Class H 8,584,000 5,829,504
Perfect World Co., Ltd., Class
A 73,700 164,069
#Persistence Gold Group, Ltd. 665,000 93,378
PetroChina Co., Ltd., Class H 18,396,000 28,250,057
#*Phancy Group Co., Ltd.,
Class H 83,800 400,079
PharmaBlock Sciences
Nanjing, Inc., Class A 14,600 85,155
ΩPharmaron Beijing Co., Ltd.,
Class H 152,725 410,191
*Phenix Optical Co., Ltd. 21,600 61,395
Shares Value †
CHINA — (Continued)
PhiChem Corp., Class A 30,800 $ 137,087
PICC Property & Casualty Co.,
Ltd., Class H 6,344,000 11,345,708
Ping An Bank Co., Ltd., Class
A 905,721 1,523,156
Ping An Insurance Group Co.
of China, Ltd. 5,123,500 41,203,830
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 187,800 236,937
PNC Process Systems Co.,
Ltd., Class A 16,300 59,333
POCO Holding Co., Ltd., Class
A 14,300 202,203
*Polaris Bay Group Co., Ltd.,
Class A 95,200 87,364
Poly Developments and
Holdings Group Co., Ltd.,
Class A 331,300 297,728
Poly Property Group Co., Ltd. 1,798,724 443,151
*Pony Testing International
Group Co., Ltd., Class A 40,780 57,598
ΩPop Mart International
Group, Ltd. 442,800 8,885,675
*Porton Pharma Solutions,
Ltd., Class A 17,400 54,016
ΩPostal Savings Bank of
China Co., Ltd., Class H 7,554,000 4,840,731
Power Construction Corp. of
China, Ltd., Class A 660,800 540,644
Precision Tsugami China
Corp., Ltd. 117,000 712,417
Prinx Chengshan Holdings,
Ltd. 29,000 29,652
Pulike Biological Engineering,
Inc. 34,700 60,793
Puyang Huicheng Electronic
Material Co., Ltd., Class A 29,000 61,970
Pylon Technologies Co., Ltd.,
Class A 22,899 257,802
Q Technology Group Co., Ltd. 475,000 493,569
*Qi An Xin Technology Group,
Inc. 31,673 139,582
Qianhe Condiment and Food
Co., Ltd., Class A 53,747 71,979
Qiming Information
Technology Co, Ltd., Class A 24,700 63,916
Qinchuan Machine Tool & Tool
Group Share Co., Ltd., Class A 51,500 83,744
Qingdao Citymedia Co., Ltd. 39,900 36,908
Qingdao East Steel Tower
Stock Co., Ltd., Class A 66,400 233,146
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 29,700 56,597
Qingdao Gaoce Technology
Co., Ltd., Class A 57,387 112,299
Qingdao Gon Technology Co.,
Ltd., Class A 21,100 163,060
Qingdao Haier Biomedical Co.,
Ltd., Class A 6,619 30,419

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Qingdao Hanhe Cable Co.,
Ltd., Class A 124,800 $ 159,280
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class A 30,860 63,144
Qingdao Huicheng
Environmental Technology
Group Co., Ltd. 11,000 112,409
Qingdao NovelBeam
Technology Co., Ltd. 8,336 134,209
ΩQingdao Port International
Co., Ltd., Class H 588,000 574,208
Qingdao Rural Commercial
Bank Corp., Class A 259,200 115,329
Qingdao Sentury Tire Co.,
Ltd., Class A 64,000 160,928
Qingdao TGOOD Electric Co.,
Ltd., Class A 81,900 353,619
*Qingdao Topscomm
Communication, Inc., Class A 2,468 2,958
Qinghai Huzhu TianYouDe
Highland Barley Spirit Co.,
Ltd., Class A 39,600 46,889
*Qinghai Salt Lake Industry
Co., Ltd., Class A 240,000 1,380,140
Qinhuangdao Port Co., Ltd.,
Class H 177,000 56,034
*QuakeSafe Technologies Co.,
Ltd., Class A 15,800 53,836
*QuantumCTek Co., Ltd.,
Class A 2,789 233,571
Queclink Wireless Solutions
Co., Ltd., Class A 34,400 73,862
Quectel Wireless Solutions
Co., Ltd., Class A 18,000 190,476
Quick Intelligent Equipment
Co., Ltd. 20,800 142,719
*Quzhou DFP New Material
Group Co., Ltd. 141,700 94,158
*Quzhou Xin'an Development
Co., Ltd., Class A 413,300 275,237
*Radiance Holdings Group
Co., Ltd. 59,000 7,908
Rainbow Digital Commercial
Co., Ltd., Class A 102,100 82,339
Range Intelligent Computing
Technology Group Co., Ltd. 44,500 580,060
Rastar Group, Class A 100 86
Rayhoo Motor Dies Co., Ltd. 14,900 65,380
Raytron Technology Co., Ltd.,
Class A 23,200 495,793
Red Avenue New Materials
Group Co., Ltd., Class A 29,933 236,403
Ω#*Red Star Macalline Group
Corp., Ltd., Class H 417,000 75,056
Renhe Pharmacy Co., Ltd.,
Class A 105,058 87,493
#*REPT BATTERO Energy
Co., Ltd., Class H 140,400 316,869
Rianlon Corp., Class A 23,200 147,403
Shares Value †
CHINA — (Continued)
Richinfo Technology Co., Ltd.,
Class A 22,000 $ 72,739
*Risen Energy Co., Ltd., Class
A 74,800 194,216
Riyue Heavy Industry Co.,
Ltd., Class A 67,921 126,749
Rizhao Port Co., Ltd., Class A 350,100 151,675
#*RoboSense Technology
Co., Ltd. 32,000 136,027
RoboTechnik Intelligent
Technology Co., Ltd., Class A 4,800 338,695
Rockchip Electronics Co., Ltd.,
Class A 16,400 439,023
*RongFa Nuclear Equipment
Co., Ltd., Class A 107,800 118,176
Rongsheng Petrochemical
Co., Ltd., Class A 436,900 892,044
*Roshow Technology Co., Ltd.,
Class A 86,400 97,246
Ruida Futures Co., Ltd., Class
A 24,100 87,337
Runjian Co., Ltd., Class A 14,200 124,036
*Ruyi Film Entertainment Co.,
Ltd., Class A 103,800 153,595
Sai Micro Electronics, Inc.,
Class A 30,900 207,226
Sailun Group Co., Ltd., Class
A 242,800 494,673
Sanan Optoelectronics Co.,
Ltd., Class A 210,420 421,003
Sanchuan Wisdom Technology
Co., Ltd., Class A 192,100 175,445
*SanFeng Intelligent
Equipment Group Co., Ltd.,
Class A 48,500 48,625
Sangfor Technologies, Inc.,
Class A 18,000 308,714
Sanjiang Shopping Club Co.,
Ltd., Class A 40,200 80,255
Sanquan Food Co., Ltd., Class
A 34,800 73,243
*Sansteel Minguang Co., Ltd.
Fujian, Class A 134,400 67,275
Sansure Biotech, Inc., Class A 26,289 65,988
*Sanwei Holding Group Co.,
Ltd. 14,375 23,649
Sany Heavy Equipment
International Holdings Co., Ltd. 982,000 1,352,581
Sany Heavy Industry Co., Ltd.,
Class A 378,500 1,127,354
Satellite Chemical Co., Ltd.,
Class A 137,700 596,562
*Saurer Intelligent Technology
Co., Ltd., Class A 200 143
SDIC Capital Co., Ltd., Class A 329,000 323,108
SDIC Power Holdings Co.,
Ltd., Class A 271,000 540,624
Sealand Securities Co., Ltd.,
Class A 350,800 200,755
#*Seazen Group, Ltd. 2,725,428 772,357

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
*Seazen Holdings Co., Ltd.,
Class A 112,300 $ 242,932
*<S-Enjoy Service Group Co.,
Ltd. 101,000 6,769
Seres Group Co., Ltd., Class A 69,800 906,679
SF Holding Co., Ltd. 72,400 327,169
SF Holding Co., Ltd., Class A 199,200 1,081,666
SG Micro Corp., Class A 21,890 294,564
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 185,200 105,986
Shaanxi Coal Industry Co.,
Ltd., Class A 524,300 2,005,161
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 135,200 68,863
*Shaanxi Construction
Machinery Co., Ltd., Class A 87,900 53,520
*Shaanxi Fenghuo Electronics
Co., Ltd., Class A 96,300 134,041
*Shaanxi Heimao Coking Co.,
Ltd., Class A 154,400 90,845
ShaanXi Provincial Natural
Gas Co., Ltd., Class A 93,100 108,057
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 302,000 461,906
Shandong Bohui Paper
Industrial Co., Ltd., Class A 134,700 125,190
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 49,700 118,424
Shandong Dawn Polymer Co.,
Ltd., Class A 20,500 90,133
Shandong Denghai Seeds Co.,
Ltd., Class A 62,300 93,372
Shandong Dongyue Silicone
Material Co., Ltd., Class A 43,100 95,759
ΩShandong Gold Mining Co.,
Ltd., Class H 853,000 3,088,059
*Shandong Haihua Co., Ltd.,
Class A 81,200 70,714
Shandong Head Group Co.,
Ltd., Class A 34,600 135,415
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 42,400 542,695
Shandong Hi-speed Co., Ltd.,
Class A 116,600 182,605
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 110,500 89,599
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 83,390 469,899
Shandong Huatai Paper
Industry Shareholding Co., Ltd. 135,600 77,204
Shandong Humon Smelting
Co., Ltd., Class A 80,100 194,730
*Shandong Iron and Steel Co.,
Ltd. 289,200 60,952
Shares Value †
CHINA — (Continued)
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 35,900 $ 81,549
Shandong Jinjing Science &
Technology Co., Ltd., Class A 93,300 80,022
Shandong Linglong Tyre Co.,
Ltd., Class A 89,100 172,401
*Shandong Longda Meishi
Co., Ltd., Class A 62,300 26,079
Shandong Lukang Pharma 74,500 88,759
*Shandong Minhe Animal
Husbandry Co., Ltd., Class A 16,600 21,016
Shandong Nanshan Aluminum
Co., Ltd., Class A 751,700 590,811
Shandong New Beiyang
Information Technology Co.,
Ltd., Class A 110,400 118,926
Shandong Pharmaceutical
Glass Co., Ltd., Class A 44,900 122,496
Shandong Publishing & Media
Co., Ltd., Class A 76,400 83,418
Shandong Sun Paper Industry
JSC, Ltd., Class A 228,000 490,882
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 23,200 287,778
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 848,400 372,554
Shandong WIT Dyne Health
Co., Ltd., Class A 18,100 76,720
Shandong Xiantan Group Co.,
Ltd. 60,300 56,484
Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 188,000 148,552
Shandong Yisheng Livestock
& Poultry Breeding Co., Ltd.,
Class A 57,600 94,506
Shanghai Acrel Co., Ltd. 22,500 79,629
*Shanghai Aerospace
Automobile Electromechanical
Co., Ltd., Class A 24,200 51,394
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 62,200 140,016
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 24,358 330,128
Shanghai AtHub Co., Ltd.,
Class A 42,482 229,498
Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 61,400 171,286
Shanghai Baolong Automotive
Corp., Class A 15,000 74,294
Shanghai Baosight Software
Co., Ltd., Class A 121,150 402,158
Shanghai Baosteel Packaging
Co., Ltd., Class A 104,000 78,392
Shanghai Belling Co., Ltd.,
Class A 27,300 114,676

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 15,470 $ 321,022
Shanghai Bright Meat Group
Co., Ltd., Class A 78,700 67,730
*Shanghai Bright Power
Semiconductor Co., Ltd., Class
A 3,199 72,245
Shanghai Chicmax Cosmetic
Co., Ltd., Class H 5,000 29,998
Shanghai Chinafortune Co.,
Ltd., Class A 130,400 269,871
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 47,100 88,722
Shanghai Construction Group
Co., Ltd., Class A 769,900 304,248
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 88,342 141,454
Shanghai Datun Energy
Resources Co., Ltd., Class A 72,800 147,894
*Shanghai DZH, Ltd., Class A 54,400 81,532
*Shanghai Electric Group Co.,
Ltd., Class H 2,110,000 1,047,761
Shanghai Electric Power Co.,
Ltd., Class A 137,600 342,371
Shanghai Environment Group
Co., Ltd., Class A 80,280 96,232
*Shanghai Feilo Acoustics Co.,
Ltd., Class A 62,600 63,128
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class A 32,200 45,809
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 337,500 823,313
Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 49,000 243,069
Shanghai Fudan-Zhangjiang
Bio-Pharmaceutical Co., Ltd.,
Class H 196,000 71,057
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 11,300 97,663
Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 23,000 83,519
Shanghai Gentech Co., Ltd. 18,957 90,618
Shanghai Haixin Group Co. 96,900 118,140
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 30,000 121,232
ΩShanghai Haohai Biological
Technology Co., Ltd., Class H 31,640 89,341
Ω*Shanghai Henlius Biotech,
Inc., Class H 41,300 396,459
Shanghai Hile Bio-Technology
Co., Ltd. 48,600 27,742
Shanghai Huace Navigation
Technology, Ltd., Class A 41,160 190,909
Shares Value †
CHINA — (Continued)
Shanghai Huafon Aluminium
Corp., Class A 73,300 $ 198,689
Shanghai Huayi Group Co.,
Ltd., Class A 88,300 140,611
*Shanghai Industrial
Development Co., Ltd., Class
A 200 155
#Shanghai Industrial Holdings,
Ltd. 361,000 707,830
*Shanghai Industrial Urban
Development Group, Ltd. 4,000 140
Shanghai International Airport
Co., Ltd., Class A 46,900 186,986
Shanghai Jahwa United Co.,
Ltd., Class A 9,000 26,569
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 76,498 286,181
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 42,200 63,741
Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 76,900 65,056
Shanghai Kelai Mechatronics
Engineering Co., Ltd., Class A 12,900 42,085
Shanghai Liangxin Electrical
Co., Ltd., Class A 44,400 75,188
Shanghai Lingang Holdings
Corp., Ltd., Class A 133,520 175,490
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 57,600 69,383
Shanghai M&G Stationery,
Inc., Class A 74,600 267,944
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 43,000 151,990
*Shanghai Medicilon, Inc.,
Class A 6,049 56,007
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 3,928 58,825
*Shanghai Milkground Food
Tech Co., Ltd., Class A 15,100 45,704
Shanghai Moons' Electric Co.,
Ltd., Class A 11,500 99,896
*Shanghai New Power
Automotive Technology Co.,
Ltd. 78,800 95,727
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 478,500 718,323
Shanghai Pret Composites
Co., Ltd., Class A 65,000 139,183
Shanghai Pudong Construction
Co., Ltd., Class A 62,300 64,285
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 1,320,217 1,791,245
Shanghai Putailai New Energy
Technology Group Co., Ltd. 69,860 370,857

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Shanghai QiFan Cable Co.,
Ltd., Class A 32,600 $ 173,536
Shanghai RAAS Blood
Products Co., Ltd., Class A 335,400 272,940
Shanghai Runda Medical
Technology Co., Ltd., Class A 29,700 58,380
Shanghai Rural Commercial
Bank Co., Ltd., Class A 410,300 539,272
*Shanghai Shenda Co., Ltd.,
Class A 100 57
Shanghai Shibei Hi-Tech Co.,
Ltd., Class A 98,700 69,774
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 63,900 89,691
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 13,300 184,481
*Shanghai Stonehill
Technology Co., Ltd., Class A 214,000 269,679
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 51,300 95,807
Shanghai Tunnel Engineering
Co., Ltd., Class A 172,100 149,623
Shanghai Vital Microtech Co.,
Ltd. 49,200 198,893
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 46,500 68,263
Shanghai Yaoji Technology
Co., Ltd., Class A 22,300 66,877
Shanghai Yct Electronics
Group Co., Ltd., Class A 11,500 98,415
Shanghai Yongguan Adhesive
Products Corp., Ltd., Class A 10,700 28,424
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 189,000 136,376
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 62,000 332,307
Shanghai Zhenhua Heavy
Industries Co., Ltd. 204,000 161,830
Shanghai Zhonggu Logistics
Co., Ltd., Class A 193,604 307,450
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 108,100 110,436
Shanjin International Gold Co.,
Ltd., Class A 92,600 353,060
Shannon Semiconductor
Technology Co., Ltd. 11,700 299,164
Shantou Wanshun New
Material Group Co., Ltd., Class
A 72,200 103,138
Shantui Construction
Machinery Co., Ltd., Class A 137,900 240,384
Shanxi Blue Flame Holding
Co., Ltd., Class A 83,300 111,557
Shares Value †
CHINA — (Continued)
Shanxi Coal International
Energy Group Co., Ltd., Class
A 174,700 $ 359,508
Shanxi Coking Co., Ltd., Class
A 227,830 143,387
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 305,200 313,582
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 182,500 95,893
Shanxi Hi-speed Group Co.,
Ltd. 124,600 91,731
Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 95,000 98,443
*Shanxi Lu'an Chemical
Technology Co., Ltd., Class A 179,600 88,060
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 161,400 381,746
*Shanxi Meijin Energy Co.,
Ltd., Class A 255,100 166,523
Shanxi Securities Co., Ltd.,
Class A 178,100 147,280
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 318,500 198,120
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 19,940 418,362
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 68,900 57,683
Sharetronic Data Technology
Co., Ltd. 24,304 923,803
Shenergy Co., Ltd., Class A 26,700 35,405
Shengda Resources Co., Ltd.,
Class A 628,400 3,355,219
Shenghe Resources Holding
Co., Ltd., Class A 66,500 253,353
Shengyi Electronics Co., Ltd.,
Class A 27,002 433,148
Shengyi Technology Co., Ltd.,
Class A 112,700 1,262,037
Shenma Industry Co., Ltd. 88,800 99,297
Shennan Circuits Co., Ltd.,
Class A 25,890 1,184,164
ΩShenwan Hongyuan Group
Co., Ltd., Class H 1,581,600 563,289
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 14,588 148,285
Shenzhen Absen
Optoelectronic Co., Ltd. 29,000 69,483
Shenzhen Agricultural Power
Group Co., Ltd., Class A 94,000 101,535
Shenzhen Airport Co., Ltd.,
Class A 67,100 70,023
Shenzhen Aisidi Co., Ltd.,
Class A 66,100 133,219
*Shenzhen Baoming
Technology Co., Ltd., Class A 11,300 86,730
Shenzhen Batian Ecotypic
Engineering Co., Ltd., Class A 55,500 112,911

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Shenzhen Bingchuan Network
Co., Ltd. 15,800 $ 61,536
Shenzhen BSC Technology
Co., Ltd., Class A 15,100 72,601
Shenzhen Capchem
Technology Co., Ltd., Class A 34,820 352,157
Shenzhen Center Power Tech
Co., Ltd., Class A 32,100 129,953
Shenzhen Cereals Holdings
Co., Ltd., Class A 72,450 81,544
Shenzhen Changhong
Technology Co., Ltd., Class A 34,500 89,376
Shenzhen Click Technology
Co., Ltd., Class A 43,900 124,073
*Shenzhen Clou Electronics
Co., Ltd., Class A 61,200 62,254
Shenzhen Colibri Technologies
Co., Ltd., Class A 27,600 176,208
Shenzhen Comix Group Co.,
Ltd., Class A 66,800 67,461
Shenzhen Das Intellitech Co.,
Ltd., Class A 171,300 72,708
Shenzhen Desay Battery
Technology Co., Class A 20,540 87,303
*Shenzhen Dynanonic Co.,
Ltd., Class A 37,960 399,749
Shenzhen Energy Group Co.,
Ltd., Class A 216,000 216,242
Shenzhen Envicool
Technology Co., Ltd., Class A 35,854 496,431
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 78,700 382,998
#Shenzhen Expressway Corp.,
Ltd., Class H 416,000 391,904
Shenzhen Farben Information
Technology Co., Ltd. 15,000 40,769
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 61,500 249,426
*Shenzhen Feima International
Supply Chain Co., Ltd., Class
A 199,400 86,970
*Shenzhen Fenda Technology
Co., Ltd., Class A 77,200 58,982
Shenzhen Forms Syntron
Information Co., Ltd., Class A 16,500 68,755
Shenzhen Fortune Trend
Technology Co., Ltd., Class A 6,911 112,278
Shenzhen FRD Science &
Technology Co., Ltd., Class A 34,700 181,465
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 66,300 71,517
Shenzhen Gas Corp., Ltd.,
Class A 96,400 97,778
*Shenzhen Gongjin Electronics
Co., Ltd., Class A 51,800 110,994
Shenzhen Goodix Technology
Co., Ltd., Class A 24,200 229,839
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 56,500 261,812
Shares Value †
CHINA — (Continued)
ΩShenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 154,000 $ 95,147
Shenzhen Heungkong Holding
Co., Ltd., Class A 400 111
Shenzhen Honor Electronic
Co., Ltd. 5,200 307,478
Shenzhen Hopewind Electric
Co., Ltd. 22,700 145,788
Shenzhen Huaqiang Industry
Co., Ltd., Class A 46,500 251,272
*Shenzhen Infogem
Technologies Co., Ltd., Class
A 19,100 104,217
Shenzhen Inovance
Technology Co., Ltd., Class A 39,250 394,088
#Shenzhen International
Holdings, Ltd. 1,466,023 1,390,464
#*Shenzhen Investment, Ltd. 2,256,000 236,147
Shenzhen Invt Electric Co.,
Ltd., Class A 62,000 70,781
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 41,500 52,237
*Shenzhen Jinjia Group Co.,
Ltd., Class A 102,300 56,747
Shenzhen JPT Opto-
Electronics Co., Ltd., Class A 10,496 546,910
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 125,500 163,296
Shenzhen Kaifa Technology
Co., Ltd., Class A 81,300 347,697
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 51,400 106,075
Shenzhen Kedali Industry Co.,
Ltd., Class A 19,300 537,983
*Shenzhen Kingdom Sci-Tech
Co., Ltd., Class A 40,000 80,090
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 44,300 95,572
Shenzhen Kinwong Electronic
Co., Ltd., Class A 42,600 437,513
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 29,100 198,263
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 66,100 101,389
Shenzhen Leaguer Co., Ltd.,
Class A 55,500 69,290
Shenzhen Lifotronic
Technology Co., Ltd. 30,174 57,633
Shenzhen Megmeet Electrical
Co., Ltd., Class A 21,000 369,479
Shenzhen Microgate
Technology Co., Ltd., Class A 42,500 77,506
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 25,900 638,369
Shenzhen MTC Co., Ltd.,
Class A 239,100 386,698

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 45,300 $ 319,908
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 204,700 75,500
Shenzhen Noposin Crop
Science Co., Ltd., Class A 47,900 76,558
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 417,000 137,935
*Shenzhen Properties &
Resources Development
Group, Ltd., Class A 48,700 57,522
Shenzhen Qingyi Photomask,
Ltd. 17,593 79,669
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 40,600 304,782
Shenzhen SC New Energy
Technology Corp., Class A 24,000 327,524
Shenzhen SED Industry Co.,
Ltd., Class A 61,400 155,829
Shenzhen SEG Co., Ltd.,
Class A 48,400 58,088
Shenzhen Senior Technology
Material Co., Ltd., Class A 69,600 167,370
Shenzhen Sinexcel Electric
Co., Ltd. 22,600 153,713
Shenzhen Sinovatio
Technology Co., Ltd., Class A 9,200 32,721
Shenzhen Sunline Tech Co.,
Ltd., Class A 40,500 70,006
Shenzhen Sunlord Electronics
Co., Ltd., Class A 51,400 255,407
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 16,400 74,195
Shenzhen Sunway
Communication Co., Ltd.,
Class A 50,600 676,163
Shenzhen Tagen Group Co.,
Ltd., Class A 121,919 62,812
Shenzhen Topband Co., Ltd.,
Class A 65,700 102,988
Shenzhen Topraysolar Co.,
Ltd. 106,800 85,348
Shenzhen Topway Video
Communication Co., Ltd.,
Class A 59,000 63,125
Shenzhen Transsion Holdings
Co., Ltd., Class A 48,294 408,202
Shenzhen United Winners
Laser Co., Ltd., Class A 22,196 93,107
Shenzhen Weiguang Biological
Products Co., Ltd., Class A 14,800 55,692
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 78,200 260,272
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 156,300 103,630
Shares Value †
CHINA — (Continued)
Shenzhen Yinghe Technology
Co., Ltd., Class A 37,400 $ 158,690
*Shenzhen Yitoa Intelligent
Control Co., Ltd., Class A 39,800 94,660
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 74,400 412,054
Shenzhen Zhaowei Machinery
& Electronic Co., Ltd., Class A 6,600 93,305
*Shenzhen Zhenye Group Co.,
Ltd., Class A 82,200 116,701
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 379,500 374,926
Shenzhou International Group
Holdings, Ltd. 600,100 3,585,088
*Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 13,500 227,070
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 97,900 246,457
Shijiazhuang Yiling
Pharmaceutical Co., Ltd.,
Class A 70,140 174,930
Shinva Medical Instrument
Co., Ltd., Class A 36,140 72,731
*<Shouhang High-Tech
Energy Co., Ltd., Class A 112,100 1,149
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 111,500 99,222
Shui On Land, Ltd. 2,787,000 188,557
*Siasun Robot & Automation
Co., Ltd., Class A 59,800 131,112
#Sichuan Baicha Baidao
Industrial Co., Ltd., Class H 62,600 49,545
Sichuan Changhong Electric
Co., Ltd., Class A 240,200 307,266
*Sichuan Chengfei Integration
Technology Corp., Class A 19,000 82,092
Sichuan Chuantou Energy Co.,
Ltd., Class A 136,500 305,871
Sichuan Development Lomon
Co., Ltd., Class A 81,700 130,938
Sichuan EM Technology Co.,
Ltd., Class A 28,100 160,974
Sichuan Expressway Co., Ltd.,
Class H 438,000 328,762
Sichuan Furong Technology
Co., Ltd., Class A 50,832 80,351
*Sichuan Haite High-tech Co.,
Ltd., Class A 52,200 96,266
*Sichuan Hebang
Biotechnology Co., Ltd., Class
A 549,200 237,932
*Sichuan Hexie Shuangma
Co., Ltd., Class A 32,700 127,883
*Sichuan Hongda Co., Ltd. 116,500 309,309
Sichuan Injet Electric Co., Ltd.,
Class A 11,400 82,175
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 29,700 68,378

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Sichuan Jiuzhou Electric Co.,
Ltd., Class A 43,600 $ 81,554
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 106,200 537,346
*Sichuan Kelun-Biotech
Biopharmaceutical Co., Ltd.,
Class H 11,800 707,059
*Sichuan Lutianhua Co., Ltd.,
Class A 117,800 83,966
Sichuan New Energy Power
Co., Ltd., Class A 91,400 233,037
Sichuan Road and Bridge
Group Co., Ltd., Class A 261,300 313,223
Sichuan Swellfun Co., Ltd.,
Class A 20,400 97,068
Sichuan Teway Food Group
Co., Ltd., Class A 56,600 141,907
Sichuan Yahua Industrial
Group Co., Ltd., Class A 47,500 213,225
#Sihuan Pharmaceutical
Holdings Group, Ltd. 3,523,000 571,145
ΩSimcere Pharmaceutical
Group, Ltd. 496,000 749,659
Sineng Electric Co., Ltd., Class
A 29,940 165,775
*Sino GeoPhysical Co., Ltd.,
Class A 16,900 107,302
Sino Wealth Electronic, Ltd.,
Class A 9,900 39,615
Sino-Agri Leading Biosciences
Co., Ltd. 12,600 24,361
Sinocare, Inc., Class A 20,600 50,141
*Sinochem International Corp.,
Class A 164,200 110,551
#Sinofert Holdings, Ltd. 4,234,000 843,152
Sinofibers Technology Co.,
Ltd., Class A 21,100 114,389
Sinolink Securities Co., Ltd.,
Class A 213,300 280,036
Sinoma International
Engineering Co., Class A 227,200 310,256
Sinoma Science & Technology
Co., Ltd., Class A 47,300 381,939
Sinomach Automobile Co.,
Ltd., Class A 93,300 82,890
*Sinomach Heavy Equipment
Group Co., Ltd. 280,700 176,250
Sinomach Precision Industry
Group Co., Ltd. 22,800 174,228
Sinomine Resource Group
Co., Ltd., Class A 33,120 440,107
#Sinopec Engineering Group
Co., Ltd., Class H 1,260,000 1,011,699
*Sinopec Oilfield Equipment
Corp., Class A 74,200 78,953
#*Sinopec Oilfield Service
Corp., Class H 1,698,000 177,739
Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 2,066,000 342,850
Shares Value †
CHINA — (Continued)
Sinopharm Group Co., Ltd.,
Class H 1,194,800 $ 2,817,036
Sino-Platinum Metals Co., Ltd.,
Class A 40,500 119,087
Sinoseal Holding Co., Ltd.,
Class A 17,200 85,492
Sinosoft Co., Ltd., Class A 42,140 101,397
Sinosteel Engineering &
Technology Co., Ltd., Class A 112,700 107,218
Sinosteel New Materials Co.,
Ltd., Class A 57,200 80,789
Sinotrans, Ltd., Class H 1,308,000 851,546
Sinotruk Jinan Truck Co., Ltd.,
Class A 104,740 334,961
Sirio Pharma Co., Ltd., Class A 26,981 77,006
Skshu Paint Co., Ltd., Class A 39,780 248,438
Skyworth Digital Co., Ltd.,
Class A 49,700 92,310
*Skyworth Group, Ltd. 532,000 425,125
Sleemon Healthy Sleep
Technology Co., Ltd., Class A 33,200 50,147
Ω#Smoore International
Holdings, Ltd. 1,218,000 1,452,193
Snowsky Salt Industry Group
Co., Ltd., Class A 151,900 154,071
Sokan New Materials Group
Co., Ltd., Class A 10,878 57,396
Solareast Holdings Co., Ltd.,
Class A 52,700 64,483
Songcheng Performance
Development Co., Ltd., Class
A 216,100 243,543
Sonoscape Medical Corp.,
Class A 19,400 69,140
SooChow Securities Co., Ltd.,
Class A 288,890 339,953
*South Manganese
Investment, Ltd. 621,000 42,014
Southern Publishing & Media
Co., Ltd. 58,400 106,845
Southwest Securities Co., Ltd.,
Class A 319,000 197,964
SPIC Green Energy Co., Ltd.,
Class A 192,000 183,503
*SPIC Hydropower Co., Ltd.,
Class A 221,400 496,439
Spring Airlines Co., Ltd., Class
A 48,400 334,221
#SSY Group, Ltd. 828,000 243,102
Stanley Agricultural Group Co.,
Ltd., Class A 83,000 132,900
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 139,400 118,745
*Star Plus Legend Holdings,
Ltd. 110,500 80,402
StarPower Semiconductor,
Ltd., Class A 12,820 194,992
State Grid Information &
Communication Co., Ltd.,
Class A 99,400 249,360

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
State Grid Yingda Co., Ltd.,
Class A 210,700 $ 182,564
STO Express Co., Ltd., Class
A 154,000 368,526
Sufa Technology Industry Co.,
Ltd. CNNC, Class A 22,100 64,239
Sumavision Technologies Co.,
Ltd., Class A 133,500 108,639
Sumec Corp., Ltd., Class A 92,600 165,620
#Sun Art Retail Group, Ltd. 2,479,000 462,019
*Sun Create Electronics Co.,
Ltd., Class A 8,600 29,102
*Sun King Technology Group,
Ltd. 984,000 203,489
Sunflower Pharmaceutical
Group Co., Ltd., Class A 46,600 94,668
Sungrow Power Supply Co.,
Ltd., Class A 97,320 1,957,268
Suning Universal Co., Ltd.,
Class A 191,800 61,478
Sunny Optical Technology
Group Co., Ltd. 613,600 4,989,478
Sunresin New Materials Co.,
Ltd., Class A 28,300 264,056
Sunrise Group Co., Ltd., Class
A 91,200 98,777
Sunshine Guojian
Pharmaceutical Shanghai Co.,
Ltd., Class A 13,535 144,991
#*Sunshine Lake Pharma Co.,
Ltd., Class H 45,869 240,770
Sunstone Development Co.,
Ltd., Class A 30,500 111,200
Suntak Technology Co., Ltd.,
Class A 69,900 142,207
Sunward Intelligent Equipment
Co., Ltd., Class A 53,303 77,392
Sunwoda Electronic Co., Ltd.,
Class A 110,600 444,028
Suofeiya Home Collection Co.,
Ltd., Class A 32,000 56,156
SUPCON Technology Co.,
Ltd., Class A 36,723 426,174
Suzhou Anjie Technology Co.,
Ltd., Class A 39,600 95,633
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 97,600 2,667,435
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 144,200 124,522
Suzhou Good-Ark Electronics
Co., Ltd., Class A 47,000 80,485
*Suzhou HYC Technology
Co., Ltd. 13,292 102,934
Suzhou Maxwell Technologies
Co., Ltd., Class A 13,288 464,589
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 87,000 103,778
Shares Value †
CHINA — (Continued)
Suzhou Secote Precision
Electronic Co., Ltd., Class A 14,280 $ 112,508
*Suzhou SLAC Precision
Equipment Co., Ltd., Class A 29,900 68,269
Suzhou Sushi Testing Group
Co., Ltd., Class A 47,500 118,118
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 32,144 1,446,688
Suzhou TZTEK Technology
Co., Ltd. 8,832 93,176
Suzhou Veichi Electric Co.,
Ltd. 5,761 57,540
*Suzhou Zelgen
Biopharmaceutical Co., Ltd. 7,272 110,692
*SVG Optronics Co., Ltd. 13,700 106,294
Symphony Holdings, Ltd. 180,000 32,628
*SYoung Group Co., Ltd.,
Class A 22,600 84,878
T&S Communications Co.,
Ltd., Class A 6,000 119,362
Taiji Computer Corp., Ltd.,
Class A 45,400 114,557
*Taiyuan Heavy Industry Co.,
Ltd., Class A 186,300 65,169
*Talkweb Information System
Co., Ltd., Class A 37,900 196,591
*Tangrenshen Group Co., Ltd.,
Class A 111,100 67,645
TangShan Port Group Co.,
Ltd., Class A 336,600 229,085
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 120,100 136,406
Tangshan Sunfar Silicon
Industry Co., Ltd., Class A 27,300 112,759
Tansun Technology Co., Ltd.,
Class A 7,100 17,157
#*Tanwan, Inc. 159,400 310,305
Tasly Pharmaceutical Group
Co., Ltd., Class A 82,800 183,358
Tayho Advanced Materials
Group Co., Ltd., Class A 50,400 83,651
TBEA Co., Ltd., Class A 231,360 908,190
TCL Electronics Holdings, Ltd. 1,275,000 2,444,615
TCL Technology Group Corp.,
Class A 846,990 529,342
*TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 339,350 430,126
TDG Holdings Co., Ltd. 68,400 279,212
*Tellhow Sci-Tech Co., Ltd. 63,200 145,134
Telling Telecommunication
Holding Co., Ltd., Class A 48,800 83,567
Tencent Holdings, Ltd. 3,926,000 234,444,908
Tencent Music Entertainment
Group, ADR 379,075 3,476,118
Thinkon Semiconductor
Jinzhou Corp. 8,908 92,935
*Three Squirrels, Inc., Class A 19,100 54,261

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Three's Co. Future Technology
Group Co., Ltd., Class A 15,638 $ 107,712
Thunder Software Technology
Co., Ltd., Class A 19,600 183,339
Tian An China Investment Co.,
Ltd. 8,000 4,269
Tian Di Science & Technology
Co., Ltd., Class A 235,600 196,208
*Tianfeng Securities Co., Ltd.,
Class A 594,000 311,243
#Tiangong International Co.,
Ltd. 1,676,000 725,277
*Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
A 34,100 80,354
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class H 100,000 55,018
Tianjin Pharmaceutical Da
Re Tang Group Corp., Ltd.,
Class A 26,900 159,848
Tianjin Port Co., Ltd., Class A 112,400 77,978
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 32,100 84,568
Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 76,000 47,720
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 116,100 94,649
*Tianma Microelectronics Co.,
Ltd., Class A 192,100 214,246
Tianneng Battery Group Co.,
Ltd. 36,956 164,865
#*Tianqi Lithium Corp. 75,800 642,976
Tianrun Industry Technology
Co., Ltd., Class A 95,900 157,626
Tianshan Aluminum Group
Co., Ltd., Class A 311,300 758,163
*TianShan Material Co., Ltd.,
Class A 174,900 118,778
Tianshui Huatian Technology
Co., Ltd., Class A 229,600 440,559
Tibet Cheezheng Tibetan
Medicine Co., Ltd., Class A 12,300 40,938
Tibet Huayu Mining Co., Ltd.,
Class A 45,900 192,539
Tibet Mineral Development
Co., Ltd., Class A 19,400 109,886
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 22,800 135,018
Time Interconnect Technology,
Ltd. 329,000 867,674
*Tinergy Chemical Co., Ltd.,
Class A 209,100 140,168
Tingyi Cayman Islands Holding
Corp. 1,604,000 2,467,299
Titan Wind Energy Suzhou
Co., Ltd., Class A 83,900 147,603
TKD Science and Technology
Co., Ltd., Class A 24,100 135,168
Shares Value †
CHINA — (Continued)
Tofflon Science & Technology
Group Co., Ltd., Class A 39,700 $ 76,235
*Toly Bread Co., Ltd., Class A 125,200 91,256
Tomson Group, Ltd. 300,000 90,761
#Tong Ren Tang Technologies
Co., Ltd., Class H 461,000 225,976
Tongcheng Travel Holdings,
Ltd. 1,163,600 2,636,528
*Tongding Interconnection
Information Co., Ltd., Class A 77,400 178,990
TongFu Microelectronics Co.,
Ltd., Class A 88,400 669,823
Tongguan Gold Group, Ltd. 1,298,000 472,226
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 101,000 136,444
*Tonghua Golden-Horse
Pharmaceutical Industry Co.,
Ltd., Class A 30,300 109,406
Tongkun Group Co., Ltd.,
Class A 146,400 518,759
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 107,900 205,777
Tongling Nonferrous Metals
Group Co., Ltd., Class A 667,900 601,197
*Tongwei Co., Ltd., Class A 170,300 432,957
Tongyu Heavy Industry Co.,
Ltd., Class A 191,000 88,618
Topchoice Medical Corp.,
Class A 25,646 158,327
Topsec Technologies Group,
Inc., Class A 83,100 88,545
ΩTopsports International
Holdings, Ltd. 2,289,000 876,592
Toread Holdings Group Co.,
Ltd., Class A 46,700 113,873
#*Towngas Smart Energy Co.,
Ltd. 863,623 389,161
*TPV Technology Co., Ltd.,
Class A 449,500 174,343
Ω*Transcenta Holding, Ltd. 88,500 25,193
TravelSky Technology, Ltd.,
Class H 770,000 950,490
*Trigiant Group, Ltd., Class A 2,000 388
*Trina Solar Co., Ltd., Class A 184,853 469,684
*Trip.com Group, Ltd. 387,500 20,666,667
*Trip.com Group, Ltd.,
Sponsored ADR 73,178 3,966,979
Triumph Science &
Technology Co., Ltd., Class A 44,000 100,077
*TRS Information Technology
Corp., Ltd., Class A 36,971 96,698
*Truking Technology, Ltd.,
Class A 46,900 67,203
*Tsinghua Tongfang Co., Ltd.,
Class A 166,300 194,234
Tsingtao Brewery Co., Ltd.,
Class H 486,000 3,347,018
TSP Wind Power Group Co.,
Ltd., Class A 67,000 111,399

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Ω#*Tuhu Car, Inc., Class A 127,300 $ 216,615
*<Tunghsu Optoelectronic
Technology Co., Ltd., Class A 321,500 –
Tungkong, Inc., Class A 34,200 51,057
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 16,600 187,858
Unilumin Group Co., Ltd.,
Class A 110,800 102,978
#Uni-President China
Holdings, Ltd. 1,123,000 1,033,583
Unisplendour Corp., Ltd.,
Class A 64,000 299,657
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 99,000 547,718
*UTour Group Co., Ltd., Class
A 63,400 58,367
V V Food & Beverage Co.,
Ltd., Class A 164,800 90,211
Valiant Co., Ltd., Class A 66,300 160,696
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 20,600 41,186
Vatti Corp., Ltd., Class A 70,300 60,604
*Vcanbio Cell & Gene
Engineering Corp, Ltd., Class
A 25,900 98,068
*Venustech Group, Inc., Class
A 28,200 64,470
*Verisilicon Microelectronics
Shanghai Co., Ltd. 5,385 221,379
Victory Giant Technology
Huizhou Co., Ltd., Class A 36,900 1,774,101
Vipshop Holdings, Ltd.,
Sponsored ADR 299,608 4,311,359
*Visionox Technology, Inc.,
Class A 63,300 74,859
Visual China Group Co., Ltd.,
Class A 30,300 96,767
Ω*Viva Biotech Holdings 1,179,000 252,844
#*Vnet Group, Inc., Sponsored
ADR 170,629 1,417,927
Walvax Biotechnology Co.,
Ltd., Class A 58,900 112,070
*Wanbangde Pharmaceutical
Holding Group Co., Ltd., Class
A 31,600 131,768
Wangfujing Group Co., Ltd.,
Class A 52,500 95,051
Wangneng Environment Co.,
Ltd., Class A 40,200 102,907
Wangsu Science &
Technology Co., Ltd., Class A 96,500 225,984
Wanguo Gold Group, Ltd. 700,500 993,465
Wanhua Chemical Group Co.,
Ltd., Class A 171,200 2,243,627
Want Want China Holdings,
Ltd. 3,246,000 1,831,475
Wanxiang Qianchao Co., Ltd.,
Class A 146,000 343,826
Shares Value †
CHINA — (Continued)
Warom Technology, Inc. Co. 38,000 $ 103,894
Wasion Holdings, Ltd. 530,000 1,834,830
Wasu Media Holding Co., Ltd.,
Class A 83,900 90,993
Weaver Network Technology
Co., Ltd., Class A 30,000 200,004
Weichai Power Co., Ltd., Class
H 1,847,000 9,110,334
Weifu High-Technology Group
Co., Ltd., Class A 84,300 241,092
Weihai Guangtai Airport
Equipment Co., Ltd., Class A 49,200 79,355
Weihai Guangwei Composites
Co., Ltd., Class A 44,660 215,706
Ω*Weimob, Inc. 302,000 56,285
Wellhope Foods Co., Ltd.,
Class A 68,100 69,871
Wencan Group Co., Ltd.,
Class A 23,800 64,861
Wens Foodstuff Group Co.,
Ltd., Class A 319,700 769,262
Wenzhou Yihua Connector
Co., Ltd., Class A 13,400 112,635
#West China Cement, Ltd. 1,938,000 625,899
Western Metal Materials Co.,
Ltd. 36,200 336,497
Western Mining Co., Ltd.,
Class A 164,800 713,727
Western Region Gold Co.,
Ltd., Class A 43,100 205,585
Western Securities Co., Ltd.,
Class A 258,500 271,653
Western Superconducting
Technologies Co., Ltd., Class
A 34,869 330,299
Willfar Information Technology
Co., Ltd. 25,271 138,221
Winall Hi-Tech Seed Co., Ltd.,
Class A 52,138 64,711
Windey Energy Technology
Group Co., Ltd., Class A 37,400 88,788
*Wingtech Technology Co.,
Ltd., Class A 73,500 302,505
Winner Medical Co., Ltd.,
Class A 31,800 145,867
Winning Health Technology
Group Co., Ltd., Class A 77,900 98,510
Wolong Electric Group Co.,
Ltd., Class A 73,160 405,293
*World Union Group, Inc.,
Class A 183,820 83,942
Wuchan Zhongda Group Co.,
Ltd., Class A 291,300 218,293
Wuhan DR Laser Technology
Corp., Ltd., Class A 14,600 223,519
Wuhan East Lake High
Technology Group Co., Ltd. 37,500 49,288
Wuhan Easydiagnosis
Biomedicine Co., Ltd., Class A 16,300 40,485

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 41,300 $ 66,674
*Wuhan Guide Infrared Co.,
Ltd., Class A 100,718 218,614
*Wuhan Jingce Electronic
Group Co., Ltd., Class A 11,800 250,513
*Wuhan P&S Information
Technology Co., Ltd., Class A 71,500 139,707
Wuhan Raycus Fiber Laser
Technologies Co., Ltd., Class
A 30,500 160,706
Wuhu Token Science Co.,
Ltd., Class A 169,700 162,687
Wuliangye Yibin Co., Ltd.,
Class A 178,600 2,537,705
WUS Printed Circuit Kunshan
Co., Ltd., Class A 86,150 1,293,319
Wushang Group Co., Ltd.,
Class A 54,200 66,477
ΩWuXi AppTec Co., Ltd.,
Class H 295,600 5,131,846
Wuxi Autowell Technology
Co., Ltd., Class A 15,357 183,636
Wuxi Best Precision Machinery
Co., Ltd. 23,700 100,421
Ω*Wuxi Biologics Cayman, Inc. 2,283,000 9,628,890
Wuxi Boton Technology Co.,
Ltd., Class A 17,400 58,905
Wuxi Chipown Micro-
Electronics, Ltd. 8,567 105,201
Wuxi DK Electronic Materials
Co., Ltd. 9,400 125,047
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 144,900 358,202
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 33,700 272,368
Wuxi Longsheng Technology
Co., Ltd. 12,000 70,430
Wuxi NCE Power Co., Ltd.,
Class A 21,560 128,369
Wuxi Paike New Materials
Technology Co., Ltd., Class A 9,900 154,709
Wuxi Rural Commercial Bank
Co., Ltd. 95,800 80,343
Wuxi Taiji Industry, Ltd. Co.,
Class A 124,500 174,750
*WuXi XDC Cayman, Inc. 226,500 1,702,997
Wuxi Xinje Electric Co., Ltd.,
Class A 8,900 70,811
Wuzhou Special Paper Group
Co., Ltd. 25,300 58,729
XCMG Construction Machinery
Co., Ltd., Class A 568,400 827,765
#XD, Inc. 193,000 1,537,348
XGD, Inc., Class A 26,200 84,824
Ω*Xiabuxiabu Catering
Management China Holdings
Co., Ltd. 619,000 32,002
Shares Value †
CHINA — (Continued)
Xiamen Amoytop Biotech Co.,
Ltd. 23,661 $ 201,725
Xiamen Bank Co., Ltd., Class
A 141,800 160,222
Xiamen C & D, Inc., Class A 153,643 213,857
Xiamen Changelight Co., Ltd.,
Class A 48,700 233,936
Xiamen Faratronic Co., Ltd.,
Class A 14,600 252,196
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 21,100 110,436
Xiamen International Airport
Co., Ltd., Class A 34,200 80,690
Xiamen Intretech, Inc., Class A 29,700 83,505
Xiamen ITG Group Corp., Ltd.,
Class A 101,700 92,139
Xiamen Jihong Technology
Co., Ltd., Class A 27,500 80,177
Xiamen Kingdomway Group
Co., Class A 28,800 64,114
Xiamen Port Development Co.,
Ltd., Class A 61,000 97,406
Xiamen Tungsten Co., Ltd.,
Class A 89,500 756,886
Xiamen Xiangyu Co., Ltd.,
Class A 241,300 255,344
Xi'an Bright Laser
Technologies Co., Ltd., Class
A 11,534 147,848
*Xian International Medical
Investment Co., Ltd., Class A 64,400 43,358
Xi'an Manareco New Materials
Co., Ltd. 17,339 100,877
Xi'An Shaangu Power Co.,
Ltd., Class A 80,400 108,026
Xi'an Triangle Defense Co.,
Ltd., Class A 23,400 102,130
Xiandai Investment Co., Ltd.,
Class A 128,300 79,244
*Xiangcai Co., Ltd., Class A 133,500 173,510
Xiangpiaopiao Food Co., Ltd.,
Class A 22,400 46,817
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 120,700 218,528
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 51,300 114,653
Xianhe Co., Ltd., Class A 60,600 195,397
Ω*Xiaomi Corp., Class B 9,669,400 35,820,136
Xinfengming Group Co., Ltd.,
Class A 140,000 379,489
Xinhuanet Co., Ltd., Class A 53,840 158,312
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 40,400 82,191
*Xinjiang Daqo New Energy
Co., Ltd., Class A 71,675 233,414
Xinjiang Joinworld Co., Ltd.,
Class A 74,100 93,488

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class A 133,000 $ 79,812
*Xinjiang Xintai Natural Gas
Co., Ltd., Class A 18,600 85,863
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 632,000 231,542
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd. 129,200 162,815
*Xinjiang Zhongtai Chemical
Co., Ltd., Class A 278,700 282,275
*Xinte Energy Co., Ltd., Class
H 162,400 134,750
*Xinxiang Chemical Fiber Co.,
Ltd., Class A 129,800 153,503
Xinxiang Richful Lube Additive
Co., Ltd., Class A 19,800 134,872
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 193,200 130,075
Xinyi Energy Holdings, Ltd. 2,343,515 355,996
Xinyi Solar Holdings, Ltd. 3,951,988 1,442,819
*Xinzhi Group Co., Ltd., Class
A 24,200 71,264
*Xizang Tianlu Co., Ltd., Class
A 110,700 151,816
Xizang Zhufeng Resources
Co., Ltd., Class A 80,300 324,145
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 99,800 257,083
*XPeng, Inc., Class A 564,600 4,396,438
Xtep International Holdings,
Ltd. 1,561,608 853,191
Xuji Electric Co., Ltd., Class A 50,600 186,556
ΩYadea Group Holdings, Ltd. 893,444 1,372,029
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class H 170,000 4,318,494
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 30,500 338,733
Yankershop Food Co., Ltd.,
Class A 15,530 133,471
Yankuang Energy Group Co.,
Ltd., Class H 3,051,600 6,380,751
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 7,400 20,958
Yantai China Pet Foods Co.,
Ltd., Class A 17,400 85,697
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 21,800 41,447
Yantai Eddie Precision
Machinery Co., Ltd., Class A 44,100 150,005
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 52,900 1,060,733
Yantai North Andre Juice Co.,
Ltd., Class H 12,500 24,733
YanTai Shuangta Food Co.,
Ltd., Class A 85,600 57,131
Shares Value †
CHINA — (Continued)
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 48,609 $ 94,054
YD Electronic Technology Co.,
Ltd., Class A 9,200 90,595
#*Yeahka, Ltd. 78,800 62,668
Yealink Network Technology
Corp., Ltd., Class A 80,200 428,799
*Yechiu Metal Recycling
China, Ltd., Class A 203,800 121,701
YGSOFT, Inc., Class A 93,600 86,033
*Yibin Tianyuan Group Co.,
Ltd., Class A 111,900 114,482
Yifan Pharmaceutical Co., Ltd.,
Class A 97,000 158,724
Yifeng Pharmacy Chain Co.,
Ltd., Class A 96,159 326,519
Yihai International Holding,
Ltd. 428,000 898,206
*Yijiahe Technology Co., Ltd.,
Class A 16,400 67,930
Yinbang Clad Material Co.,
Ltd., Class A 59,400 121,367
Yindu Kitchen Equipment Co.,
Ltd. 25,020 47,716
Yingkou Jinchen Machinery
Co., Ltd. 10,400 53,702
Yixintang Pharmaceutical
Group Co., Ltd., Class A 52,000 96,506
Yizumi Holdings Co., Ltd.,
Class A 30,800 109,183
Yonfer Agricultural Technology
Co., Ltd., Class A 117,700 262,538
*Yonghui Superstores Co.,
Ltd., Class A 342,500 192,496
Yongjin Technology Group
Co., Ltd. 38,700 109,773
YongXing Special Materials
Technology Co., Ltd., Class A 30,600 390,721
*Yonyou Network Technology
Co., Ltd., Class A 96,600 165,139
Yotrio Group Co., Ltd., Class A 175,400 83,434
*Youcare Pharmaceutical
Group Co., Ltd. 22,087 63,361
#*Youdao, Inc., ADR 6,923 81,276
Youngor Fashion Co., Ltd.,
Class A 212,040 238,657
Youngy Co., Ltd., Class A 17,300 276,553
*Youzu Interactive Co., Ltd.,
Class A 47,400 71,041
YTO Express Group Co., Ltd.,
Class A 113,000 355,588
Yuan Longping High-tech
Agriculture Co., Ltd., Class A 72,900 97,522
#Yuexiu Property Co., Ltd. 1,174,000 579,975
Yuexiu Transport
Infrastructure, Ltd. 612,000 310,150
Yueyang Forest & Paper Co.,
Ltd., Class A 177,200 120,340
Yueyang Xingchang Petro-
Chemical Co., Ltd., Class A 22,741 54,387

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Yum China Holdings, Inc. 213,850 $ 10,400,747
Yum China Holdings, Inc. 95,900 4,646,355
YUNDA Holding Group Co.,
Ltd., Class A 219,000 251,940
Yunnan Aluminium Co., Ltd.,
Class A 166,000 772,619
Yunnan Baiyao Group Co.,
Ltd., Class A 67,740 525,969
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 292,600 384,575
Yunnan Copper Co., Ltd.,
Class A 158,000 441,693
Yunnan Energy Investment
Co., Ltd., Class A 156,100 264,342
*Yunnan Energy New Material
Group Co., Ltd., Class A 44,300 537,836
Yunnan Lincang Xinyuan
Germanium Industrial Co.,
Ltd., Class A 26,500 271,541
Yunnan Nantian Electronics
Information Co., Ltd. 25,600 54,292
Yunnan Tin Co., Ltd., Class A 103,800 535,533
Yunnan Yuntianhua Co., Ltd.,
Class A 117,800 623,798
Yusys Technologies Co., Ltd.,
Class A 36,800 104,868
Yutong Bus Co., Ltd., Class A 48,000 248,769
Yutong Heavy Industries Co.,
Ltd. 32,900 57,062
*Zai Lab, Ltd. 427,500 898,794
#*Zai Lab, Ltd., Sponsored
ADR 17,797 385,127
Zangge Mining Co., Ltd., Class
A 32,500 424,590
Zanyu Technology Group Co.,
Ltd. 53,500 100,072
ZCZL Industrial Technology
Group Co., Ltd., Class H 191,400 423,175
Zhangjiagang Guangda
Special Material Co., Ltd. 12,750 36,800
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 12,800 268,932
Zhaojin Mining Industry Co.,
Ltd., Class H 1,274,500 4,604,225
Zhe Jiang Li Zi Yuan Food
Co., Ltd., Class A 38,900 61,718
Zhefu Holding Group Co., Ltd.,
Class A 305,500 236,089
Zhejiang Asia-Pacific
Mechanical & Electronic Co.,
Ltd., Class A 56,600 110,096
Zhejiang Ausun
Pharmaceutical Co., Ltd.,
Class A 60,040 86,382
*Zhejiang Century Huatong
Group Co., Ltd., Class A 233,100 546,215
Zhejiang Cfmoto Power Co.,
Ltd., Class A 9,500 381,997
Shares Value †
CHINA — (Continued)
Zhejiang Changsheng Sliding
Bearings Co., Ltd., Class A 14,900 $ 153,790
Zhejiang China Commodities
City Group Co., Ltd., Class A 290,600 563,562
Zhejiang Chint Electrics Co.,
Ltd., Class A 80,700 386,589
Zhejiang Communications
Technology Co., Ltd., Class A 155,080 88,295
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 170,400 111,732
Zhejiang Crystal-Optech Co.,
Ltd., Class A 87,310 421,704
Zhejiang Dafeng Industry Co.,
Ltd. 36,300 66,199
Zhejiang Dahua Technology
Co., Ltd., Class A 196,026 530,494
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 67,000 128,659
Zhejiang Dingli Machinery Co.,
Ltd., Class A 38,800 313,019
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 110,000 188,047
Zhejiang Expressway Co.,
Ltd., Class H 1,064,760 1,054,736
*Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 37,400 71,435
Zhejiang Gongdong Medical
Technology Co., Ltd. 14,280 41,174
*Zhejiang Great Southeast
Co., Ltd., Class A 139,300 82,165
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 84,400 110,065
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 151,100 145,519
Zhejiang Hailiang Co., Ltd.,
Class A 131,400 345,984
Zhejiang Hailide New Material
Co., Ltd., Class A 148,400 134,231
Zhejiang HangKe Technology,
Inc. Co., Class A 25,295 118,101
Zhejiang Hangmin Co., Ltd.,
Class A 89,551 93,321
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 52,500 48,717
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 76,900 127,410
Zhejiang Huace Film &
Television Co., Ltd., Class A 114,100 145,958
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 99,500 237,232
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 24,400 60,854

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Zhejiang Huangma
Technology Co., Ltd. 58,800 $ 130,641
*Zhejiang Huatong Meat
Products Co., Ltd. 56,800 105,746
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 83,430 813,132
Zhejiang International Group
Co., Ltd. 46,100 71,522
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 196,300 234,732
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 19,900 84,116
Zhejiang Jiemei Electronic &
Technology Co., Ltd., Class A 21,200 158,247
Zhejiang Jinggong Integration
Technology Co., Ltd., Class A 23,400 60,997
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 61,100 381,140
Zhejiang Jingu Co., Ltd., Class
A 49,100 89,471
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 50,220 108,638
*Zhejiang Jinke Tom Culture
Industry Co., Ltd., Class A 51,500 31,809
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 79,700 351,353
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 42,200 85,174
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 37,600 83,704
Zhejiang Juhua Co., Ltd.,
Class A 113,700 609,575
Zhejiang Lante Optics Co., Ltd. 22,689 255,039
Zhejiang Longsheng Group
Co., Ltd., Class A 265,300 509,449
Zhejiang Medicine Co., Ltd.,
Class A 97,700 207,916
Zhejiang Meida Industrial Co.,
Ltd., Class A 43,000 50,286
Zhejiang Meorient Commerce
& Exhibition, Inc. 19,240 30,666
*Zhejiang Narada Power
Source Co., Ltd., Class A 42,500 55,051
Zhejiang NHU Co., Ltd., Class
A 185,676 945,725
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 39,100 77,257
Zhejiang Runtu Co., Ltd.,
Class A 104,100 165,467
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 62,700 430,582
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 39,000 372,570
Zhejiang Semir Garment Co.,
Ltd., Class A 186,700 165,595
Shares Value †
CHINA — (Continued)
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 55,660 $ 42,606
Zhejiang Shibao Co., Ltd.,
Class H 148,000 85,772
Zhejiang Shouxiangu
Pharmaceutical Co., Ltd. 14,800 37,865
Zhejiang Shuanghuan
Driveline Co., Ltd., Class A 36,600 210,364
Zhejiang Songyuan
Automotive Safety Systems
Co., Ltd. 28,252 93,369
Zhejiang Southeast Space
Frame Co., Ltd., Class A 95,900 119,448
Zhejiang Sunoren Solar
Technology Co., Ltd. 38,600 54,971
*Zhejiang Sunriver Culture
Tourism Co., Ltd. 88,200 76,939
Zhejiang Supor Co., Ltd.,
Class A 32,900 226,754
Zhejiang Taihua New Material
Group Co., Ltd., Class A 73,500 97,572
Zhejiang Tiantie Science &
Technology Co., Ltd., Class A 103,700 93,495
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 25,500 78,713
Zhejiang Tony Electronic Co.,
Ltd., Class A 16,400 43,398
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 101,100 201,687
Zhejiang Wanliyang Co., Ltd.,
Class A 70,000 72,742
Zhejiang Wanma Co., Ltd.,
Class A 55,200 104,222
Zhejiang Wansheng Co., Ltd.,
Class A 44,300 84,420
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 123,630 388,495
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 54,700 80,060
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 65,300 105,801
Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 32,425 120,543
Zhejiang XCC Group Co., Ltd. 18,200 176,823
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 69,000 88,568
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 67,440 123,285
Zhejiang Xinao Textiles, Inc. 60,500 77,126
Zhejiang Xinhua Chemical Co.,
Ltd., Class A 21,700 108,876
Zhejiang Yankon Group Co.,
Ltd., Class A 100 52

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
CHINA — (Continued)
Zhejiang Yasha Decoration
Co., Ltd., Class A 104,200 $ 63,749
Zhejiang Yinlun Machinery
Co., Ltd., Class A 46,400 312,532
Zhejiang Yonggui Electric
Equipment Co., Ltd., Class A 26,600 88,377
Zhejiang Yonghe Refrigerant
Co., Ltd., Class A 27,400 107,878
*Zhejiang Yongtai Technology
Co., Ltd., Class A 39,600 141,769
Zhejiang Zhaolong
Interconnect Technology Co.,
Ltd. 13,640 104,990
Zhende Medical Co., Ltd.,
Class A 23,800 321,520
*Zhengzhou Coal Industry
& Electric Power Co., Ltd.,
Class A 85,800 53,371
Zhengzhou GL Tech Co., Ltd. 21,400 112,351
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 123,600 92,623
Zheshang Development Group
Co., Ltd. 51,800 48,067
Zheshang Securities Co., Ltd.,
Class A 235,300 339,225
*Zhewen Interactive Group
Co., Ltd., Class A 51,100 74,716
Ω*ZhongAn Online P&C
Insurance Co., Ltd., Class H 927,100 1,388,209
*Zhongfu Straits Pingtan
Development Co., Ltd., Class
A 119,000 187,408
Zhongji Innolight Co., Ltd.,
Class A 52,080 6,536,345
Zhongjin Gold Corp., Ltd.,
Class A 205,100 779,292
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 24,300 119,715
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 122,800 168,590
Zhongsheng Group Holdings,
Ltd. 561,000 508,454
Zhongtai Securities Co., Ltd.,
Class A 409,000 360,371
*<Zhongtian Financial Group
Co., Ltd., Class A 156,600 –
Zhongtong Bus Holding Co.,
Ltd., Class A 41,900 73,162
ZhongYeDa Electric Co., Ltd.,
Class A 46,800 69,525
Zhongyuan Environment-
Protection Co., Ltd., Class A 82,701 102,282
ΩZhou Hei Ya International
Holdings Co., Ltd. 865,500 161,306
Zhuhai Enpower Electric Co.,
Ltd. 18,100 81,223
Zhuhai Huafa Properties Co.,
Ltd., Class A 124,300 62,947
Shares Value †
CHINA — (Continued)
Zhuhai Port Co., Ltd., Class A 79,000 $ 60,010
Zhuzhou CRRC Times Electric
Co., Ltd. 388,300 1,776,502
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 24,000 172,684
Zhuzhou Kibing Group Co.,
Ltd., Class A 217,600 201,601
*Zhuzhou Smelter Group Co.,
Ltd. 78,100 302,805
Zhuzhou Times New Material
Technology Co., Ltd., Class A 62,600 110,039
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 156,300 150,527
Zijin Mining Group Co., Ltd.,
Class H 4,736,000 21,570,829
ZJAMP Group Co., Ltd., Class
A 53,100 71,190
ΩZJLD Group, Inc. 18,000 18,773
ZJMI Environmental Energy
Co., Ltd., Class A 47,100 96,718
Zkteco Co., Ltd., Class A 13,700 62,000
#Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 1,244,000 1,249,757
#ZTE Corp., Class H 652,200 2,076,383
ZTO Express Cayman, Inc. 400,950 10,006,156
ZTO Express Cayman, Inc.,
Sponsored ADR 7,500 191,925
ZWSOFT Co., Ltd., Class A 3,330 27,640
TOTAL CHINA 1,989,409,568
COLOMBIA — (0.1%)
Celsia SA 37,618 51,712
Cementos Argos SA 327,485 1,073,570
Grupo Argos SA 50,083 217,992
Grupo Cibest SA 3,734 77,601
Grupo Cibest SA, ADR 80,610 5,496,796
Grupo de Inversiones
Suramericana SA 35,007 494,340
Grupo Energia Bogota SA ESP 183,536 153,957
Interconexion Electrica SA
ESP 185,282 1,436,314
Mineros SA 37,893 141,968
Promigas SA ESP 284 495
TOTAL COLOMBIA 9,144,745
CZECHIA — (0.1%)
CEZ A/S 79,238 4,565,691
Komercni Banka A/S 49,867 2,654,894
ΩMoneta Money Bank A/S 92,436 813,830
TOTAL CZECHIA 8,034,415
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), GDR 1,387,039 3,446,792
TOTAL EGYPT 3,446,792
GREECE — (0.5%)
#Aegean Airlines SA 41,477 542,498
*Aktor SA Holding Company
Technical And Energy Projects 42,517 541,637
#Allwyn AG 110,244 1,564,790

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
GREECE — (Continued)
Alpha Bank SA 1,648,559 $ 6,575,053
Athens International Airport SA 10,563 120,316
Athens Water Supply &
Sewage Co. SA 7,107 85,703
Autohellas Tourist and Trading
SA 2,934 37,171
Avax SA 43,712 156,393
Bank of Greece 710 12,410
Cenergy Holdings SA 7,887 220,564
ElvalHalcor SA 7,740 36,136
Eurobank SA 1,367,952 5,905,198
Fourlis Holdings SA 14,996 79,863
GEK TERNA SA 25,924 1,242,556
Hellenic Telecommunications
Organization SA 113,161 2,411,946
HELLENiQ ENERGY Holdings
S.A. 50,122 578,254
Holding Co. ADMIE IPTO SA 84,818 326,843
#*Ideal Holdings SA 1,697 11,625
JUMBO SA 65,817 1,794,279
Kri-Kri Milk Industry SA 913 26,293
*LAMDA Development SA 26,230 186,153
*Metlen Energy & Metals PLC 74,456 3,056,916
Motor Oil Hellas Corinth
Refineries SA 35,654 1,589,306
National Bank of Greece SA 453,413 7,140,425
Optima bank SA 22,416 232,974
*Piraeus Bank SA 579,480 5,404,075
Piraeus Port Authority SA 1,519 67,265
Plastika Kritis SA 17 285
Public Power Corp. SA 124,904 2,638,796
Quest Holdings SA 2,014 16,538
Sarantis SA 14,669 246,066
Titan SA 27,134 1,455,881
TOTAL GREECE 44,304,208
HONG KONG — (0.0%)
Truly International Holdings,
Ltd. 494,000 63,060
TOTAL HONG KONG 63,060
HUNGARY — (0.2%)
*4iG Nyrt 7,228 53,959
MOL Hungarian Oil & Gas PLC 230,945 3,073,608
Opus Global Nyrt 61,171 64,562
OTP Bank Nyrt 107,006 14,323,888
Richter Gedeon Nyrt 21,145 889,289
TOTAL HUNGARY 18,405,306
INDIA — (12.9%)
360 ONE WAM, Ltd. 141,795 1,545,700
3M India, Ltd. 1,684 590,823
Aarti Drugs, Ltd. 34,139 135,349
Aarti Industries, Ltd. 140,967 753,745
Aarti Pharmalabs, Ltd. 43,653 340,458
ABB India, Ltd. 39,491 3,008,204
ACC, Ltd. 38,218 572,623
Accelya Solutions India, Ltd. 1,776 21,679
Action Construction
Equipment, Ltd. 34,913 326,512
Shares Value †
INDIA — (Continued)
Acutaas Chemicals, Ltd. 2,654 $ 72,537
*Adani Energy Solutions, Ltd. 175,548 2,482,562
Adani Enterprises, Ltd. 42,517 1,078,853
*Adani Green Energy, Ltd. 126,429 1,634,614
Adani Ports & Special
Economic Zone, Ltd. 337,579 5,894,506
*Adani Power, Ltd. 1,931,067 4,513,648
Adani Total Gas, Ltd. 123,639 826,789
ADF Foods, Ltd. 22,770 63,368
*Aditya Birla Fashion and
Retail, Ltd. 64,060 43,330
*Aditya Birla Lifestyle Brands,
Ltd. 252,148 273,045
Aditya Birla Real Estate, Ltd. 32,838 514,191
Aditya Birla Sun Life Asset
Management Co., Ltd. 24,467 261,700
ΩAditya Vision, Ltd. 38,639 213,562
Advanced Enzyme
Technologies, Ltd. 41,107 150,588
*Advent Hotels International
Pvt, Ltd. 13,951 22,542
Aegis Logistics, Ltd. 96,162 710,169
Aeroflex Industries, Ltd. 43,695 140,260
*Aether Industries, Ltd. 19,881 245,450
*Affle 3i, Ltd. 16,371 245,219
AGI Greenpac, Ltd. 15,384 102,761
*Agi Infra, Ltd. 28,952 120,657
Ahluwalia Contracts India, Ltd. 27,382 257,048
AIA Engineering, Ltd. 21,301 886,388
Ajanta Pharma, Ltd. 34,908 1,038,151
Ajmera Realty & Infra India,
Ltd. 47,260 61,892
Alembic Pharmaceuticals, Ltd. 23,532 187,187
Alembic, Ltd. 69,654 66,929
Alkem Laboratories, Ltd. 29,241 1,663,630
Alkyl Amines Chemicals 6,618 105,712
*Allcargo Worldwide, Ltd. 227,709 55,827
Amara Raja Energy & Mobility,
Ltd. 173,238 1,596,242
*Amber Enterprises India, Ltd. 17,108 1,446,309
Ambika Cotton Mills, Ltd. 940 14,754
Ambuja Cements, Ltd. 333,524 1,560,905
Amrutanjan Health Care, Ltd. 2,397 14,425
Anant Raj, Ltd. 91,669 470,255
Andhra Paper, Ltd. 11,221 7,870
Angel One, Ltd. 443,410 1,442,205
*Antelopus Selan Energy, Ltd. 9,086 66,412
Ω*Antony Waste Handling
Cell, Ltd. 15,528 83,093
Anup Engineering, Ltd. (The) 7,120 154,697
Anupam Rasayan India, Ltd. 17,819 252,284
Apar Industries, Ltd. 18,582 2,414,135
Apcotex Industries, Ltd. 3,041 12,893
Apeejay Surrendra Park
Hotels, Ltd. 8,822 11,314
APL Apollo Tubes, Ltd. 138,887 2,787,581
Apollo Hospitals Enterprise,
Ltd. 83,935 6,753,180
Apollo Tyres, Ltd. 631,213 2,716,017

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
Artemis Medicare Services,
Ltd. 10,016 $ 25,762
Arvind Fashions, Ltd. 74,880 349,613
Arvind, Ltd. 153,223 643,395
Asahi India Glass, Ltd. 57,150 503,528
Ashapura Minechem, Ltd. 48,979 325,774
Ashiana Housing, Ltd. 17,770 64,152
Ashok Leyland, Ltd. 2,933,341 5,009,445
*Ashoka Buildcon, Ltd. 147,985 209,316
*Asian Granito India, Ltd. 100,725 68,990
Asian Paints, Ltd. 258,161 6,648,927
Associated Alcohols &
Breweries, Ltd. 2,036 19,076
ΩAster DM Healthcare, Ltd. 138,542 1,023,296
Astra Microwave Products, Ltd. 41,595 493,108
Astral, Ltd. 76,828 1,238,217
AstraZeneca Pharma India,
Ltd. 3,986 344,913
Atul, Ltd. 8,821 633,598
ΩAU Small Finance Bank, Ltd. 298,607 3,196,268
AurionPro Solutions, Ltd. 11,462 105,051
Aurobindo Pharma, Ltd. 220,250 3,224,373
Automotive Axles, Ltd. 1,014 19,719
Avadh Sugar & Energy, Ltd. 3,515 18,195
Ω*Avalon Technologies, Ltd. 1,317 14,670
Avantel, Ltd. 107,254 168,078
Avanti Feeds, Ltd. 40,414 587,898
Ω*Avenue Supermarts, Ltd. 59,484 2,874,059
*AvenuesAI, Ltd. 997,661 144,424
*AWL Agri Business, Ltd. 240,526 497,632
Axis Bank, Ltd. 1,474,927 19,708,945
*AXISCADES Technologies,
Ltd. 15,760 333,502
Bajaj Auto, Ltd. 46,965 4,945,208
*Bajaj Consumer Care, Ltd. 74,041 351,390
Bajaj Finserv, Ltd. 189,539 3,489,089
*Bajaj Hindusthan Sugar, Ltd. 703,556 150,475
Balaji Amines, Ltd. 10,018 140,765
Balkrishna Industries, Ltd. 48,539 1,105,036
Balmer Lawrie & Co., Ltd. 56,447 111,801
Balrampur Chini Mills, Ltd. 184,816 1,014,588
Balu Forge Industries, Ltd. 31,429 179,275
Banco Products India, Ltd. 43,196 281,507
ΩBandhan Bank, Ltd. 645,308 1,357,874
Bank of Baroda 814,318 2,260,370
Bank of India 625,469 921,725
Bank of Maharashtra 665,535 549,530
BASF India, Ltd. 3,547 136,101
Bata India, Ltd. 23,260 176,067
Bayer CropScience, Ltd. India 9,435 473,580
BEML, Ltd. 25,685 488,756
Berger Paints India, Ltd. 151,075 753,037
*BF Utilities, Ltd. 16,276 95,841
Bhansali Engineering
Polymers, Ltd. 97,934 99,189
Bharat Bijlee, Ltd. 5,963 194,558
Bharat Dynamics, Ltd. 49,278 708,223
Bharat Electronics, Ltd. 2,509,882 11,405,219
Bharat Forge, Ltd. 220,636 4,373,957
Shares Value †
INDIA — (Continued)
Bharat Heavy Electricals, Ltd. 753,982 $ 2,799,497
Bharat Petroleum Corp., Ltd. 1,133,878 3,589,297
Bharat Rasayan, Ltd. 1,448 21,125
Bharti Airtel, Ltd. 1,827,340 36,325,876
Biocon, Ltd. 386,976 1,466,341
Birla Corp., Ltd. 12,334 118,189
Birlasoft, Ltd. 141,507 550,813
Black Box, Ltd. 33,353 224,758
Bliss Gvs Pharma, Ltd. 38,851 113,286
BLS International Services,
Ltd. 101,838 298,614
Blue Dart Express, Ltd. 4,531 260,922
Blue Star, Ltd. 86,671 1,626,330
Bombay Burmah Trading Co. 21,362 337,849
Bombay Dyeing &
Manufacturing Co., Ltd. 115,114 137,122
*Borosil Renewables, Ltd. 25,828 136,469
*Borosil, Ltd. 1,293 3,367
Bosch, Ltd. 3,688 1,398,634
Brigade Enterprises, Ltd. 49,105 408,718
*Brightcom Group, Ltd. 817,465 81,907
Britannia Industries, Ltd. 83,645 5,046,174
BSE, Ltd. 156,231 5,992,377
*Camlin Fine Sciences, Ltd. 88,338 118,145
Campus Activewear, Ltd. 81,279 212,511
Canara Bank 1,797,900 2,550,602
Cantabil Retail India, Ltd. 20,138 51,316
*Capacit'e Infraprojects, Ltd. 38,926 103,518
Caplin Point Laboratories, Ltd. 16,611 299,095
Carborundum Universal, Ltd. 18,298 183,484
Care Ratings, Ltd. 16,373 288,151
*Cartrade Tech, Ltd. 38,733 662,487
Carysil, Ltd. 18,169 172,839
Castrol India, Ltd. 321,037 625,137
CCL Products India, Ltd. 60,430 722,699
CE Info Systems, Ltd. 1,851 17,936
Ceat, Ltd. 25,377 921,140
*Ceigall India, Ltd. 3,481 12,418
Cello World, Ltd. 1,647 7,245
Cemindia Projects, Ltd. 68,675 589,875
Central Depository Services
India, Ltd. 82,204 1,101,668
Centum Electronics, Ltd. 4,252 127,582
Century Enka, Ltd. 1,222 5,422
Century Plyboards India, Ltd. 31,965 268,632
Cera Sanitaryware, Ltd. 4,312 238,629
CESC, Ltd. 405,742 801,663
CG Power & Industrial
Solutions, Ltd. 386,843 3,314,997
Chalet Hotels, Ltd. 25,164 200,885
Chambal Fertilisers and
Chemicals, Ltd. 122,635 565,990
*Chemplast Sanmar, Ltd. 7,572 18,237
Chennai Petroleum Corp., Ltd. 45,085 535,978
*Choice International, Ltd. 41,949 293,225
CIE Automotive India, Ltd. 76,964 384,156
*Cigniti Technologies, Ltd. 8,067 100,479
Cipla, Ltd. 447,838 6,179,175
City Union Bank, Ltd. 313,815 893,003

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
Clean Science & Technology,
Ltd. 16,844 $ 145,354
CMS Info Systems, Ltd. 125,139 382,812
Coal India, Ltd. 1,011,477 5,130,717
ΩCochin Shipyard, Ltd. 55,017 1,004,770
Coforge, Ltd. 271,966 3,426,734
*Cohance Lifesciences, Ltd. 54,116 275,530
Colgate-Palmolive India, Ltd. 93,575 2,066,633
Computer Age Management
Services, Ltd. 202,110 1,572,780
Concord Biotech, Ltd. 7,302 87,857
Container Corp. of India, Ltd. 172,162 922,992
Coromandel International, Ltd. 95,025 1,984,023
Cosmo First, Ltd. 13,854 104,182
Craftsman Automation, Ltd. 9,849 797,768
CRISIL, Ltd. 13,333 602,455
Crompton Greaves Consumer
Electricals, Ltd. 247,672 710,708
*CSB Bank, Ltd. 50,492 203,189
Cummins India, Ltd. 107,412 5,959,880
Cyient, Ltd. 19,608 180,093
Dabur India, Ltd. 322,144 1,498,482
*Dalmia Bharat Refractories,
Ltd. 235 –
Dalmia Bharat Sugar &
Industries, Ltd. 3,126 13,092
Dalmia Bharat, Ltd. 45,712 918,105
Data Patterns India, Ltd. 8,398 361,150
Datamatics Global Services,
Ltd. 13,080 100,987
DB Corp., Ltd. 29,354 66,994
DCB Bank, Ltd. 256,483 504,677
DCM Shriram, Ltd. 13,998 181,033
DCW, Ltd. 124,925 62,006
*Dee Development Engineers,
Ltd. 19,159 84,174
Deep Industries, Ltd. 19,087 97,643
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 66,279 883,534
Deepak Nitrite, Ltd. 57,913 1,059,795
*Delhivery, Ltd. 406,726 2,001,411
Delta Corp., Ltd. 81,435 61,072
*Devyani International, Ltd. 88,334 116,083
*Dhanlaxmi Bank, Ltd. 88,253 28,276
Dhanuka Agritech, Ltd. 4,469 50,835
*Digitide Solutions, Ltd. 54,153 55,520
ΩDilip Buildcon, Ltd. 40,716 199,389
*Dishman Carbogen Amcis,
Ltd. 53,205 102,684
Divi's Laboratories, Ltd. 65,387 4,479,635
Dixon Technologies India, Ltd. 28,848 3,393,936
DLF, Ltd. 389,213 2,407,112
D-Link India, Ltd. 7,211 34,211
Dodla Dairy, Ltd. 7,723 89,497
Doms Industries, Ltd. 6,151 148,484
ΩDr. Lal PathLabs, Ltd. 52,187 751,736
Dr. Reddy's Laboratories, Ltd. 93,587 1,304,408
Dr. Reddy's Laboratories, Ltd.,
Sponsored ADR 410,453 5,598,579
Shares Value †
INDIA — (Continued)
*Dredging Corp. of India, Ltd. 6,797 $ 67,205
Dynacons Systems &
Solutions Ltd, Class H 2,494 28,595
eClerx Services, Ltd. 37,787 568,913
Eicher Motors, Ltd. 108,644 8,137,390
*EID Parry India, Ltd. 71,906 639,409
EIH Associated Hotels 5,056 17,249
EIH, Ltd. 64,233 215,850
Elecon Engineering Co., Ltd. 71,455 381,427
Electrosteel Castings, Ltd. 250,230 216,158
Elgi Equipments, Ltd. 160,137 933,857
Emami, Ltd. 92,227 431,917
*Embassy Developments, Ltd. 378,421 184,518
Emcure Pharmaceuticals, Ltd. 20,948 370,808
ΩEndurance Technologies,
Ltd. 22,485 552,117
Engineers India, Ltd. 290,161 770,206
Epigral, Ltd. 11,395 145,947
EPL, Ltd. 154,795 368,796
Ω*Equitas Small Finance
Bank, Ltd. 570,429 401,767
Ω*Eris Lifesciences, Ltd. 37,663 524,944
ESAB India, Ltd. 286 18,884
Escorts Kubota, Ltd. 32,033 1,094,027
*Eternal, Ltd. 2,716,202 7,069,401
*Ethos, Ltd. 1,909 48,307
*Eureka Forbes, Ltd. 45,132 237,111
Eveready Industries India, Ltd. 12,617 44,539
Exide Industries, Ltd. 358,482 1,361,770
FDC, Ltd. India 29,786 114,372
Federal Bank, Ltd. 2,564,370 7,752,786
*Federal-Mogul Goetze India,
Ltd. 5,023 24,868
FIEM Industries, Ltd. 11,874 273,062
Filatex India, Ltd. 109,045 52,527
Fine Organic Industries, Ltd. 5,518 269,064
Fineotex Chemical, Ltd. 301,760 73,060
Finolex Cables, Ltd. 49,990 521,711
Finolex Industries, Ltd. 192,062 349,749
Firstsource Solutions, Ltd. 257,551 580,532
Force Motors, Ltd. 4,767 999,669
Fortis Healthcare, Ltd. 324,674 3,157,160
*FSN E-Commerce Ventures,
Ltd. 870,708 2,428,822
G R Infraprojects, Ltd. 4,422 43,664
Gabriel India, Ltd. 72,582 784,292
GAIL India, Ltd. 1,765,362 3,036,020
Galaxy Surfactants, Ltd. 4,111 80,441
Ganesh Housing, Ltd. 6,861 48,110
Ganesha Ecosphere, Ltd. 3,503 38,736
Garden Reach Shipbuilders &
Engineers, Ltd. 20,106 620,844
Garware Hi-Tech Films, Ltd. 6,883 290,001
Garware Technical Fibres, Ltd. 25,139 162,824
Gateway Distriparks, Ltd. 98,029 59,253
GE Vernova T&D India, Ltd. 98,221 4,621,824
Genus Power Infrastructures,
Ltd. 54,697 179,828
*Genus Prime Infra, Ltd. 9,116 2,589

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
Geojit Financial Services, Ltd. 30,472 $ 20,685
GHCL, Ltd. 112,849 602,567
Gillette India, Ltd. 5,154 431,890
ΩGland Pharma, Ltd. 27,050 498,970
GlaxoSmithKline
Pharmaceuticals, Ltd. 27,906 686,935
Glenmark Pharmaceuticals,
Ltd. 135,279 3,429,660
Global Health, Ltd. India 68,492 806,234
Globus Spirits, Ltd. 11,288 131,589
GMM Pfaudler, Ltd. 27,947 266,636
*GMR Airports, Ltd. 1,900,889 1,931,256
*GMR Power and Urban Infra,
Ltd. 102 115
*Go Fashion India, Ltd. 5,877 17,459
Godawari Power and Ispat,
Ltd. 224,494 700,821
Godfrey Phillips India, Ltd. 34,960 829,121
ΩGodrej Agrovet, Ltd. 42,323 265,896
Godrej Consumer Products,
Ltd. 267,797 3,010,799
*Godrej Industries, Ltd. 18,465 186,578
*Godrej Properties, Ltd. 90,325 1,746,474
*Gokaldas Exports, Ltd. 45,127 334,576
*Gokul Agro Resources, Ltd. 53,897 132,202
Goldiam International, Ltd. 35,310 140,289
Goodluck India, Ltd. 14,060 185,857
Granules India, Ltd. 574,743 4,236,980
Graphite India, Ltd. 61,061 454,900
Grasim Industries, Ltd. 213,580 6,288,333
Gravita India, Ltd. 21,542 369,951
Great Eastern Shipping Co.,
Ltd. (The) 89,862 1,492,875
Greaves Cotton, Ltd. 80,814 140,642
Greenlam Industries, Ltd. 9,844 23,427
*Greenpanel Industries, Ltd. 24,749 59,689
Greenply Industries, Ltd. 44,326 124,856
Grindwell Norton, Ltd. 18,277 303,462
Gufic Biosciences, Ltd. 5,649 16,939
Gujarat Alkalies & Chemicals,
Ltd. 13,196 111,357
Gujarat Ambuja Exports, Ltd. 131,986 216,584
Gujarat Fluorochemicals, Ltd. 17,856 677,640
Gujarat Gas, Ltd. 33,184 132,874
Gujarat Industries Power Co.,
Ltd. 48,338 79,881
Gujarat Mineral Development
Corp., Ltd. 69,778 541,197
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 75,366 372,646
Gujarat Pipavav Port, Ltd. 243,538 400,407
Gujarat State Petronet, Ltd. 173,303 520,728
Gulf Oil Lubricants India, Ltd. 13,698 141,910
Happiest Minds Technologies,
Ltd. 51,245 201,441
ΩHarsha Engineers
International, Ltd. 11,536 47,000
Hatsun Agro Product, Ltd. 5,991 60,813
Havells India, Ltd. 151,950 1,986,110
Shares Value †
INDIA — (Continued)
HBL Engineering, Ltd. 93,361 $ 785,437
HCL Technologies, Ltd. 697,627 8,813,523
ΩHDFC Asset Management
Co., Ltd. 149,204 4,264,195
HDFC Bank, Ltd. 3,743,123 30,433,610
HDFC Bank, Ltd., Sponsored
ADR 1,158,832 29,445,921
ΩHDFC Life Insurance Co.,
Ltd. 467,930 2,893,449
*HealthCare Global
Enterprises, Ltd. 37,231 224,589
HEG, Ltd. 69,684 437,609
HeidelbergCement India, Ltd. 34,075 57,022
Heritage Foods, Ltd. 40,615 153,258
Hero MotoCorp, Ltd. 94,619 5,083,165
Hester Biosciences, Ltd. 401 6,904
HFCL, Ltd. 662,153 809,468
HG Infra Engineering, Ltd. 6,031 37,807
Hikal, Ltd. 9,944 19,828
Himadri Speciality Chemical,
Ltd. 145,458 931,394
Himatsingka Seide, Ltd. 12,924 12,090
Hind Rectifiers, Ltd. 1,606 15,934
Hindalco Industries, Ltd. 1,377,084 15,060,128
Hindustan Aeronautics, Ltd. 118,029 5,395,469
Hindustan Copper, Ltd. 284,869 1,605,270
*Hindustan Foods, Ltd. 20,299 105,426
*Hindustan Oil Exploration
Co., Ltd. 62,509 104,452
Hindustan Petroleum Corp.,
Ltd. 781,589 3,084,318
Hindustan Unilever, Ltd. 409,683 9,715,720
*Hindware Home Innovation,
Ltd. 9,592 22,013
Hitachi Energy India, Ltd. 5,876 2,077,042
HI-Tech Pipes, Ltd. 119,921 116,454
HPL Electric & Power, Ltd. 11,327 42,676
*Hubtown, Ltd. 82,481 176,253
Hyundai Motor India, Ltd. 29,826 571,168
ICICI Bank, Ltd. 653,519 8,699,013
ICICI Bank, Ltd., Sponsored
ADR 1,413,335 37,580,578
ΩICICI Lombard General
Insurance Co., Ltd. 164,590 3,057,566
ΩICICI Prudential Life
Insurance Co., Ltd. 140,607 761,227
ICRA, Ltd. 439 25,078
*ideaForge Technology, Ltd. 10,803 69,339
IDFC First Bank, Ltd. 3,583,685 2,629,417
*IFB Industries, Ltd. 11,577 139,398
IIFL Capital Services, Ltd. 139,531 459,151
*India Cements, Ltd. (The) 431,424 1,799,537
India Glycols, Ltd. 23,653 259,684
India Nippon Electricals, Ltd. 2,785 23,241
India Pesticides, Ltd. 6,557 10,376
ΩIndiaMart InterMesh, Ltd. 23,956 530,944
Indian Bank 222,765 1,999,314
ΩIndian Energy Exchange,
Ltd. 304,678 401,866

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
Indian Hotels Co., Ltd. (The),
Class A 584,983 $ 3,918,942
Indian Hume Pipe Co., Ltd.
(The) 3,307 11,393
Indian Metals & Ferro Alloys,
Ltd. 15,592 246,840
Indian Oil Corp., Ltd. 2,051,132 3,074,091
Indian Railway Catering &
Tourism Corp., Ltd. 123,206 700,381
Indigo Paints, Ltd. 23,052 208,919
Indo Count Industries, Ltd. 54,514 159,303
Indraprastha Gas, Ltd. 433,861 758,895
Indraprastha Medical Corp.,
Ltd. 37,177 157,480
*Indus Towers, Ltd. 1,333,357 5,759,015
*IndusInd Bank, Ltd. 500,678 4,832,241
Info Edge India, Ltd. 233,100 2,389,236
Infosys, Ltd. 1,016,937 12,662,192
#Infosys, Ltd., Sponsored ADR 1,320,058 16,447,923
Ingersoll Rand India, Ltd. 6,022 280,290
*Inox Green Energy Services,
Ltd. 91,889 174,970
INOX India, Ltd. 13,827 212,255
*Inox Wind, Ltd. 443,495 471,700
Intellect Design Arena, Ltd. 82,340 646,609
ΩInterGlobe Aviation, Ltd. 146,419 6,626,158
IOL Chemicals and
Pharmaceuticals, Ltd. 109,690 109,004
ION Exchange India, Ltd. 34,732 145,056
Ipca Laboratories, Ltd. 295,402 4,764,651
IRB Infrastructure Developers,
Ltd. 2,156,052 489,301
ΩIRCON International, Ltd. 224,820 360,513
ISGEC Heavy Engineering,
Ltd. 20,115 230,780
*ITC Hotels, Ltd. 92,134 155,867
ITC, Ltd. 2,118,232 7,027,762
J Kumar Infraprojects, Ltd. 34,705 190,100
Jai Corp., Ltd. 19,808 24,204
*Jaiprakash Power Ventures,
Ltd. 3,241,808 673,543
Jammu & Kashmir Bank, Ltd.
(The) 371,487 504,977
Jamna Auto Industries, Ltd. 172,434 220,843
*Jana Small Finance Bank,
Ltd. 3,363 16,233
Jash Engineering, Ltd. 30,230 133,372
JB Chemicals &
Pharmaceuticals, Ltd. 74,309 1,599,800
JBM Auto, Ltd. 33,892 225,015
Jeena Sikho LifeCare, Ltd. 11,503 81,794
Jindal Poly Films, Ltd. 3,714 28,395
Jindal Saw, Ltd. 200,568 470,707
Jindal Stainless, Ltd. 330,057 2,668,589
Jindal Steel, Ltd. 285,328 3,676,861
JK Cement, Ltd. 30,345 1,690,314
JK Lakshmi Cement, Ltd. 54,959 373,540
JK Paper, Ltd. 68,872 261,407
JK Tyre & Industries, Ltd. 110,373 472,244
Shares Value †
INDIA — (Continued)
JSW Dulux, Ltd. 9,996 $ 310,758
JSW Energy, Ltd. 370,599 2,191,059
JSW Steel, Ltd. 419,551 5,589,519
JTEKT India, Ltd. 53,689 76,998
JTL Industries, Ltd. 23,000 19,265
Jubilant Foodworks, Ltd. 301,668 1,521,153
Jubilant Ingrevia, Ltd. 57,966 435,903
Jubilant Pharmova, Ltd. 50,318 491,232
Jupiter Wagons, Ltd. 41,481 124,001
Jyothy Labs, Ltd. 17,716 49,583
*Jyoti Structures, Ltd. 143,359 19,953
Kajaria Ceramics, Ltd. 66,212 828,507
Kalpataru Projects
International, Ltd. 81,828 1,077,921
Kalyan Jewellers India, Ltd. 307,807 1,338,556
Kalyani Steels, Ltd. 17,423 155,977
Kansai Nerolac Paints, Ltd. 65,024 135,092
Karnataka Bank, Ltd. (The) 197,305 558,382
Karur Vysya Bank, Ltd. (The) 431,190 1,333,361
Kaveri Seed Co., Ltd. 16,883 171,714
KCP, Ltd. (The) 57,457 109,358
KDDL, Ltd. 3,816 95,310
KEC International, Ltd. 70,051 413,824
KEI Industries, Ltd. 134,856 6,901,666
Kewal Kiran Clothing, Ltd. 3,297 16,495
KFin Technologies, Ltd. 81,855 772,465
*Kiri Industries, Ltd. 28,018 121,399
Kirloskar Brothers, Ltd. 21,045 383,567
Kirloskar Ferrous Industries,
Ltd. 30,290 138,854
Kirloskar Oil Engines, Ltd. 94,174 1,684,964
Kirloskar Pneumatic Co., Ltd. 30,689 486,071
Kitex Garments, Ltd. 72,369 125,419
*Knowledge Marine &
Engineering Works, Ltd. 7,895 147,180
KNR Constructions, Ltd. 40,238 53,048
*Kolte-Patil Developers, Ltd. 15,887 64,217
Kotak Mahindra Bank, Ltd. 2,974,896 12,013,830
KP Energy, Ltd. 4,210 16,009
KPIT Technologies, Ltd. 101,582 812,378
KPR Mill, Ltd. 89,740 885,546
KRBL, Ltd. 48,265 186,701
Krishana Phoschem, Ltd. 1,794 11,343
Ω*Krishna Institute of Medical
Sciences, Ltd. 134,493 944,715
Krsnaa Diagnostics, Ltd. 14,105 87,493
KSB, Ltd. 38,579 397,765
*Kwality Wall's India, Ltd. 16,799 4,820
ΩL&T Technology Services,
Ltd. 12,482 476,891
Larsen & Toubro, Ltd. 404,608 17,111,288
*Latent View Analytics, Ltd.,
Class H 2,691 8,289
ΩLaurus Labs, Ltd. 257,177 2,983,119
Ω*Lemon Tree Hotels, Ltd. 462,081 572,479
LG Balakrishnan & Bros, Ltd. 9,123 169,131
Linde India, Ltd. 12,453 960,408
Lloyds Engineering Works, Ltd. 239,705 145,898
Lloyds Enterprises, Ltd. 89,740 64,776

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
Lloyds Metals & Energy, Ltd. 73,305 $ 1,362,704
LMW, Ltd. 274 42,038
ΩLodha Developers, Ltd. 179,340 1,696,586
LT Foods, Ltd. 134,594 610,690
ΩLTM, Ltd. 54,407 2,447,444
Lumax Auto Technologies, Ltd. 28,848 492,807
Lumax Industries, Ltd. 2,559 137,249
Lupin, Ltd. 228,193 5,542,195
LUX Industries, Ltd. 5,686 83,762
Madhya Bharat Agro Products,
Ltd. 18,948 104,968
Mahanagar Gas, Ltd. 38,157 456,551
Maharashtra Seamless, Ltd. 38,071 256,711
Mahindra & Mahindra, Ltd. 631,008 20,592,878
*Mahindra Holidays & Resorts
India, Ltd. 42,725 111,208
Mahindra Lifespace
Developers, Ltd. 16,077 57,676
ΩMahindra Logistics, Ltd. 37,050 157,508
*Malco Energy, Ltd. 1,338,821 478,041
*Man Industries India, Ltd. 32,069 177,942
Man Infraconstruction, Ltd. 18,699 23,710
Manali Petrochemicals, Ltd. 27,903 15,708
Mangalam Cement, Ltd. 12,085 117,458
Mangalore Refinery &
Petrochemicals, Ltd. 136,587 241,115
Mankind Pharma, Ltd. 30,188 714,579
Manorama Industries, Ltd. 16,345 259,863
Marico, Ltd. 402,719 3,288,325
Marksans Pharma, Ltd. 161,307 313,781
Maruti Suzuki India, Ltd. 71,216 9,989,805
Mastek, Ltd. 11,014 196,599
*Max Estates, Ltd. 16,433 67,748
*Max Financial Services, Ltd. 122,579 2,047,896
Max Healthcare Institute, Ltd. 421,701 4,412,113
Mayur Uniquoters, Ltd. 8,509 49,240
Mazagon Dock Shipbuilders,
Ltd. 36,928 1,063,403
Ω*Medi Assist Healthcare
Services, Ltd. 32,278 117,344
*Medplus Health Services, Ltd. 58,170 534,517
*Meghmani Organics, Ltd. 22,813 11,761
Metro Brands, Ltd. 12,634 136,152
ΩMetropolis Healthcare, Ltd. 87,428 438,919
Minda Corp., Ltd. 71,223 390,281
ΩMishra Dhatu Nigam, Ltd. 48,192 197,970
MM Forgings, Ltd. 9,072 47,256
MOIL, Ltd. 77,342 253,342
Mold-Tek Packaging, Ltd. 5,985 35,864
Monte Carlo Fashions, Ltd. 4,238 25,078
Morepen Laboratories, Ltd. 398,875 173,815
Motherson Sumi Wiring India,
Ltd. 2,164,319 924,434
Motilal Oswal Financial
Services, Ltd. 66,673 562,143
Mphasis, Ltd. 89,852 2,155,284
MPS, Ltd. 4,724 82,506
MRF, Ltd. 1,896 2,591,091
Shares Value †
INDIA — (Continued)
Mrs Bectors Food Specialities,
Ltd. 104,573 $ 216,178
MSTC, Ltd. 20,190 92,139
Multi Commodity Exchange of
India, Ltd. 104,729 3,278,790
Narayana Hrudayalaya, Ltd. 63,244 1,177,141
Natco Pharma, Ltd. 81,430 940,084
National Aluminium Co., Ltd. 925,249 3,892,502
National Fertilizers, Ltd. 104,243 85,568
Nava, Ltd. 99,166 691,502
Navin Fluorine International,
Ltd. 4,283 307,799
Ω*Navkar Corp., Ltd. 39,168 41,411
Navneet Education, Ltd. 29,996 45,876
*Nazara Technologies, Ltd. 112,858 313,388
NBCC India, Ltd. 764,789 738,491
NCC, Ltd. 332,893 574,639
NCL Industries, Ltd. 9,234 17,098
NELCO, Ltd. 8,616 63,884
Neogen Chemicals, Ltd. 2,647 45,667
NESCO, Ltd. 18,789 243,034
Nestle India, Ltd. 418,806 6,436,058
Netweb Technologies India,
Ltd. 12,836 549,718
*Network18 Media &
Investments, Ltd. 29,241 10,607
Neuland Laboratories, Ltd. 7,156 1,131,148
Newgen Software
Technologies, Ltd. 27,736 147,792
NHPC, Ltd. 2,258,802 1,980,033
NIIT Learning Systems, Ltd. 3,326 10,958
Nilkamal, Ltd. 253 3,462
ΩNippon Life India Asset
Management, Ltd. 117,265 1,247,783
Nitin Spinners, Ltd. 4,835 23,530
NLC India, Ltd. 96,882 323,165
*NMDC Steel, Ltd. 2,157 971
NMDC, Ltd. 3,207,642 3,054,084
NOCIL, Ltd. 53,695 101,474
NRB Bearings, Ltd. 47,073 140,861
NTPC, Ltd. 2,455,848 10,327,816
*Nuvoco Vistas Corp., Ltd. 42,092 131,579
Oberoi Realty, Ltd. 92,106 1,620,210
Oil & Natural Gas Corp., Ltd. 1,745,861 5,509,978
Oil India, Ltd. 285,068 1,474,090
Olectra Greentech, Ltd. 36,103 473,797
*One 97 Communications, Ltd. 298,588 3,447,264
*Onesource Specialty Pharma,
Ltd. 20,061 367,365
*Optiemus Infracom, Ltd. 3,221 14,111
Oracle Financial Services
Software, Ltd. 17,661 1,809,851
*Orchid Pharma, Ltd. 2,719 17,926
Orient Cement, Ltd. 59,917 90,778
Orient Electric, Ltd. 46,512 90,247
Oriental Hotels, Ltd. 25,823 27,030
Page Industries, Ltd. 4,814 1,865,725
*Panacea Biotec, Ltd. 18,864 71,758
ΩParadeep Phosphates, Ltd. 140,037 190,269

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
ΩParag Milk Foods, Ltd. 69,781 $ 164,862
Patanjali Foods, Ltd. 186,450 902,551
*Patel Engineering, Ltd. 114,167 34,137
*PB Fintech, Ltd. 144,215 2,531,678
*PC Jeweller, Ltd. 1,767,606 174,500
PCBL CHEMICAL, Ltd. 150,327 460,229
Pearl Global Industries, Ltd. 15,686 253,815
*Pennar Industries, Ltd. 103,524 182,848
Persistent Systems, Ltd. 157,174 7,948,640
Petronet LNG, Ltd. 768,521 2,240,938
Phoenix Mills, Ltd. (The) 111,807 2,079,144
PI Industries, Ltd. 59,145 1,903,582
*Piccadily Agro Industries, Ltd. 2,436 15,585
Pidilite Industries, Ltd. 230,721 3,344,119
Piramal Pharma, Ltd. 420,511 717,158
Pitti Engineering, Ltd. 14,078 145,017
PNC Infratech, Ltd. 83,111 187,275
Pokarna, Ltd. 6,526 59,901
Poly Medicure, Ltd. 6,231 99,268
Polycab India, Ltd. 42,919 3,667,483
Polyplex Corp., Ltd. 19,148 190,887
Pondy Oxides & Chemicals,
Ltd. 19,576 284,172
Power Grid Corp. of India, Ltd. 2,614,805 8,770,312
Power Mech Projects, Ltd. 13,339 348,788
Praj Industries, Ltd. 93,814 403,619
Prakash Industries, Ltd. 83,944 125,836
ΩPrataap Snacks, Ltd. 5,316 55,757
Precision Wires India, Ltd. 71,719 318,911
Premier Explosives, Ltd. 14,301 84,581
Prestige Estates Projects, Ltd. 116,645 1,738,238
Pricol, Ltd. 82,799 499,644
*Prime Focus, Ltd. 150,388 491,106
*Prism Johnson, Ltd. 59,276 83,586
Privi Speciality Chemicals, Ltd. 10,299 364,601
Procter & Gamble Health, Ltd. 6,108 335,724
Procter & Gamble Hygiene &
Health Care, Ltd. 683 73,014
Prudent Corporate Advisory
Services, Ltd. 2,329 69,347
*PSP Projects, Ltd. 8,945 74,184
Punjab National Bank 1,751,449 2,018,026
*Puravankara, Ltd. 30,541 68,979
*PVR Inox, Ltd. 82,882 933,401
ΩQuess Corp., Ltd. 42,610 88,745
R Systems International, Ltd. 34,944 96,879
Racl Geartech, Ltd. 789 10,582
Radico Khaitan, Ltd. 46,401 1,673,469
Rail Vikas Nigam, Ltd. 289,375 907,481
Railtel Corp. of India, Ltd. 108,962 371,439
Rain Industries, Ltd. 218,906 291,064
Rajratan Global Wire, Ltd. 3,624 16,966
Rallis India, Ltd. 75,414 211,280
Ramco Cements, Ltd. (The) 81,445 802,404
*Ramco Systems, Ltd. 10,735 46,570
Ramkrishna Forgings, Ltd. 58,663 369,789
*Ramky Infrastructure, Ltd. 11,806 62,672
Shares Value †
INDIA — (Continued)
Rashtriya Chemicals &
Fertilizers, Ltd. 130,462 $ 177,603
Ratnamani Metals & Tubes,
Ltd. 12,767 355,783
*RattanIndia Power, Ltd. 2,322,979 247,683
*Raymond Lifestyle, Ltd. 18,812 157,411
*Raymond Realty, Ltd. 30,361 142,331
*Raymond, Ltd. 30,361 149,000
ΩRBL Bank, Ltd. 448,721 1,591,098
Redington, Ltd. 560,988 1,275,900
Redtape, Ltd. 120,786 163,502
Reliance Industrial
Infrastructure, Ltd. 85 702
Reliance Industries, Ltd. 2,648,727 39,928,868
ΩReliance Industries, Ltd.,
GDR 347,022 20,960,129
*Reliance Infrastructure, Ltd. 227,507 188,547
*Reliance Power, Ltd. 2,183,015 658,030
*Religare Enterprises, Ltd. 84,206 196,635
*Restaurant Brands Asia, Ltd. 423,958 291,948
Rhi Magnesita India, Ltd. 33,438 142,293
Rico Auto Industries, Ltd. 93,208 111,107
RITES, Ltd. 117,870 271,857
Rossari Biotech, Ltd. 9,153 46,188
RPG Life Sciences, Ltd. 3,141 75,949
*RPSG Ventures, Ltd. 8,268 73,826
Safari Industries India, Ltd. 9,106 135,515
*Sagar Cements, Ltd. 5,650 10,729
Sai Silks Kalamandir, Ltd. 32,058 34,232
*Samhi Hotels, Ltd. 16,057 26,437
Samvardhana Motherson
International, Ltd. 3,767,732 4,811,598
Sandhar Technologies, Ltd. 18,609 96,865
Sandur Manganese & Iron
Ores, Ltd. (The) 15,495 34,383
*Sanghi Industries, Ltd. 28,376 15,936
Sanghvi Movers, Ltd. 16,738 56,414
*Sanofi Consumer Healthcare
India, Ltd. 3,275 164,378
Sanofi India, Ltd. 3,206 115,089
ΩSansera Engineering, Ltd. 34,521 914,219
*Sapphire Foods India, Ltd. 144,446 312,911
Sarda Energy & Minerals, Ltd. 63,162 393,657
Saregama India, Ltd. 8,979 32,529
Sasken Technologies, Ltd. 1,153 15,906
SBI Cards & Payment
Services, Ltd. 176,496 1,197,358
ΩSBI Life Insurance Co., Ltd. 297,256 5,696,842
Schaeffler India, Ltd. 20,194 877,599
*Schneider Electric
Infrastructure, Ltd. 38,890 509,594
*SEAMEC, Ltd. 2,662 44,658
Senco Gold, Ltd. 59,347 195,773
*SEPC, Ltd. 295,384 25,239
ΩSH Kelkar & Co., Ltd. 41,918 64,533
Shaily Engineering Plastics,
Ltd. 18,924 504,952
Shakti Pumps India, Ltd. 16,828 100,049
*Shankara Buildpro, Ltd. 5,988 69,842

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
Shanthi Gears, Ltd. 4,027 $ 20,402
Sharda Cropchem, Ltd. 26,315 297,422
Sharda Motor Industries, Ltd. 13,192 120,052
*Sheela Foam, Ltd. 20,380 109,304
Shilpa Medicare, Ltd. 70,214 300,826
Shipping Corp. of India, Ltd. 189,653 608,400
Shivalik Bimetal Controls, Ltd. 19,587 122,891
*Shoppers Stop, Ltd. 11,918 37,281
Shree Cement, Ltd. 6,759 1,722,975
Shriram Pistons & Rings, Ltd. 14,443 531,240
*Shriram Properties, Ltd. 35,937 31,994
Shyam Metalics & Energy, Ltd. 41,818 384,965
Siemens Energy India, Ltd. 31,889 1,101,607
*Siemens, Ltd. 31,889 1,279,474
ΩSirca Paints India, Ltd. 10,180 45,449
Siyaram Silk Mills, Ltd. 14,920 89,452
SJS Enterprises, Ltd. 22,998 438,280
SJVN, Ltd. 54,630 45,459
*SKF India Industrial, Ltd. 18,622 430,932
SKF India, Ltd. 18,622 336,482
Skipper, Ltd. 40,923 206,288
SML Mahindra, Ltd. 3,827 150,300
Sms Pharmaceuticals, Ltd. 6,249 26,579
Sobha, Ltd. 34,969 528,106
Solar Industries India, Ltd. 20,609 3,352,331
*Solara Active Pharma
Sciences, Ltd. 20,085 104,918
Somany Ceramics, Ltd. 894 4,364
ΩSONA BLW Precision
Forgings, Ltd. 86,222 551,641
Sonata Software, Ltd. 145,443 390,800
South Indian Bank, Ltd. (The) 1,438,900 598,217
Southern Petrochemical
Industries Corp., Ltd. 17,569 13,005
SP Apparels, Ltd. 998 8,528
*SPML Infra, Ltd. 6,857 14,989
SRF, Ltd. 123,861 3,286,735
Star Cement, Ltd. 102,795 249,412
*Star Health & Allied Insurance
Co., Ltd. 63,153 349,753
State Bank of India 1,201,738 13,528,040
Steel Authority of India, Ltd. 883,169 1,717,882
*Sterling And Wilson
Renewable 10,914 23,957
*Sterlite Technologies, Ltd. 208,615 647,954
*STL Networks, Ltd. 129,086 37,755
Strides Pharma Science, Ltd. 58,400 637,938
*Stylam Industries, Ltd. 7,105 167,396
Styrenix Performance
Materials, Ltd. 7,030 167,459
Subros, Ltd. 20,633 169,246
Sudarshan Chemical
Industries, Ltd. 37,604 362,258
*Sudarshan Colorants India,
Ltd. 373 1,372
Sumitomo Chemical India, Ltd. 86,860 383,584
Sun Pharmaceutical Industries,
Ltd. 464,520 8,850,051
Sun TV Network, Ltd. 84,728 540,609
Shares Value †
INDIA — (Continued)
Sundaram-Clayton, Ltd. 441 $ 6,614
Sundram Fasteners, Ltd. 54,703 487,703
Sunteck Realty, Ltd. 48,644 174,381
Suprajit Engineering, Ltd. 47,350 207,108
Supreme Industries, Ltd. 48,315 1,844,052
Supreme Petrochem, Ltd. 21,463 171,249
Supriya Lifescience, Ltd. 23,426 171,511
Surya Roshni, Ltd. 71,521 188,475
*Suryoday Small Finance
Bank, Ltd. 37,438 60,306
*Suzlon Energy, Ltd. 8,309,627 4,865,987
Swan Corp., Ltd. 49,920 175,904
Swaraj Engines, Ltd. 4,698 195,862
Symphony, Ltd. 10,524 93,893
*Syncom Formulations India,
Ltd. 125,685 18,195
ΩSyngene International, Ltd. 111,811 550,905
TAJGVK Hotels & Resorts,
Ltd. 3,248 11,139
Talbros Automotive
Components, Ltd. 8,457 29,640
*Talwandi Sabo Power, Ltd. 1,338,821 478,041
Tamilnad Mercantile Bank, Ltd. 27,663 215,574
Tanla Platforms, Ltd. 62,131 335,125
*TARC, Ltd. 97,215 135,928
Tata Chemicals, Ltd. 108,926 928,434
Tata Communications, Ltd. 78,999 1,315,488
Tata Consultancy Services,
Ltd. 676,320 17,628,089
Tata Consumer Products, Ltd. 345,676 4,168,635
Tata Elxsi, Ltd. 6,948 302,322
Tata Motors Passenger
Vehicles, Ltd. 1,478,954 5,322,061
*Tata Motors, Ltd. 1,478,954 6,387,096
Tata Power Co., Ltd. (The) 1,187,872 5,563,667
Tata Steel, Ltd. 7,283,185 16,218,662
Tata Technologies, Ltd. 92,585 567,086
Tatva Chintan Pharma Chem
Pvt, Ltd. 3,940 54,421
TD Power Systems, Ltd. 91,040 1,105,654
Tech Mahindra, Ltd. 459,243 7,129,574
Techno Electric & Engineering
Co., Ltd. 32,577 440,447
Technocraft Industries India,
Ltd. 1,094 28,645
Tega Industries, Ltd. 16,068 281,598
Texmaco Rail & Engineering,
Ltd. 162,244 180,289
Thanga Mayil Jewellery, Ltd. 9,337 389,146
Thermax, Ltd. 9,006 386,908
*Thirumalai Chemicals, Ltd. 49,954 107,436
Thomas Cook India, Ltd. 88,574 87,301
ΩThyrocare Technologies, Ltd. 53,254 224,599
Tilaknagar Industries, Ltd. 105,059 513,707
Time Technoplast, Ltd. 282,910 575,306
Timken India, Ltd. 23,878 862,603
Tips Music, Ltd. 35,375 242,148
Titagarh Rail System, Ltd. 58,809 476,104
Titan Co., Ltd. 224,589 10,376,449

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDIA — (Continued)
Torrent Pharmaceuticals, Ltd. 90,286 $ 3,981,045
Torrent Power, Ltd. 128,822 2,356,192
Transformers & Rectifiers
India, Ltd. 84,892 298,913
Transport Corp. of India, Ltd. 10,868 106,145
Trent, Ltd. 128,843 5,626,189
Trident, Ltd. 879,241 240,575
Triveni Engineering &
Industries, Ltd. 63,224 274,608
Triveni Turbine, Ltd. 103,391 624,450
TTK Prestige, Ltd. 10,359 55,105
Tube Investments of India, Ltd. 62,815 1,950,954
TVS Holdings, Ltd. 3,593 539,743
TVS Motor Co., Ltd. 184,420 6,786,800
TVS Srichakra, Ltd. 4 164
Uflex, Ltd. 16,223 76,112
Ω*Ujjivan Small Finance Bank,
Ltd. 900,418 539,603
UltraTech Cement, Ltd. 67,047 8,184,341
Union Bank of India, Ltd. 1,221,729 2,135,978
United Breweries, Ltd. 10,535 161,898
United Spirits, Ltd. 194,796 2,720,592
Universal Cables, Ltd. 5,080 44,822
UNO Minda, Ltd. 138,469 1,623,018
UPL, Ltd. 404,133 2,732,931
Usha Martin, Ltd. 135,912 646,956
UTI Asset Management Co.,
Ltd. 28,502 285,279
*V2 Retail, Ltd. 116,180 243,159
VA Tech Wabag, Ltd. 36,576 581,740
Vadilal Industries, Ltd. 2,647 130,981
Vaibhav Global, Ltd. 55,255 126,434
Vardhman Special Steels, Ltd. 2,944 8,644
Vardhman Textiles, Ltd. 75,348 485,841
ΩVarroc Engineering, Ltd. 48,796 274,431
Varun Beverages, Ltd. 1,047,051 5,666,936
*Vascon Engineers, Ltd. 50,276 21,856
*Vedanta Aluminium Metal,
Ltd. 1,338,821 5,599,382
*Vedanta Iron And Steel, Ltd. 1,338,821 204,814
Vedanta, Ltd. 1,338,821 3,830,392
Veedol Corp., Ltd. 2,197 32,941
Venky's India, Ltd. 7,817 130,333
ΩVenus Pipes & Tubes, Ltd. 5,959 86,497
*Veranda Learning Solutions,
Ltd. 5,453 10,916
Vesuvius India, Ltd. 72,685 397,527
V-Guard Industries, Ltd. 123,633 430,113
Vijaya Diagnostic Centre, Ltd. 43,632 519,279
Vimta Labs, Ltd. 20,208 97,331
Vintage Coffee And
Beverages, Ltd. 84,670 121,108
Vishnu Chemicals, Ltd. 16,842 105,429
*V-Mart Retail, Ltd. 20,753 134,787
*Vodafone Idea, Ltd. 19,148,691 2,061,868
Voltamp Transformers, Ltd. 6,657 823,553
Voltas, Ltd. 134,052 2,020,234
VRL Logistics, Ltd. 53,495 142,691
VST Industries, Ltd. 39,914 108,652
Shares Value †
INDIA — (Continued)
VST Tillers Tractors, Ltd. 2,406 $ 132,204
*Waaree Renewable
Technologies, Ltd. 25,026 268,312
*Walchandnagar Industries,
Ltd. 44,494 110,174
*Websol Energy System, Ltd. 228,122 265,968
Welspun Corp., Ltd. 76,954 1,027,053
Welspun Enterprises, Ltd. 35,028 193,106
Welspun Living, Ltd. 217,539 295,572
West Coast Paper Mills, Ltd. 23,763 121,076
Westlife Foodworld, Ltd. 26,524 132,978
Wheels India, Ltd. 2,477 32,055
Whirlpool of India, Ltd. 32,018 332,480
Windlas Biotech, Ltd. 4,727 42,425
Wipro, Ltd. 1,652,183 3,492,755
#Wipro, Ltd., Sponsored ADR 274,071 559,105
*Wockhardt, Ltd. 51,525 757,617
Wonderla Holidays, Ltd. 15,945 88,600
*Yatra Online, Ltd. 76,178 84,707
*Yes Bank, Ltd. 12,870,428 2,702,534
Zee Entertainment Enterprises,
Ltd. 794,669 751,352
*Zee Media Corp., Ltd. 89,706 7,882
Zen Technologies, Ltd. 12,941 227,846
Zensar Technologies, Ltd. 102,511 554,980
Zydus Lifesciences, Ltd. 174,049 1,635,530
Zydus Wellness, Ltd. 53,549 286,917
TOTAL INDIA 1,165,546,140
INDONESIA — (0.9%)
ABM Investama TBK PT 181,600 30,949
Adi Sarana Armada TBK PT 1,545,200 71,859
AKR Corporindo TBK PT 5,251,000 479,294
*Alam Sutera Realty TBK PT 8,340,900 64,087
Alamtri Minerals Indonesia
TBK PT 3,947,000 421,834
*Amman Mineral Internasional
PT 728,900 214,754
Aneka Tambang TBK 8,096,600 1,749,352
*Apollo Global Interactive TBK
PT 932,900 78,011
Arwana Citramulia TBK PT 455,300 12,993
Aspirasi Hidup Indonesia TBK
PT 8,436,600 174,483
Astra Agro Lestari TBK PT 442,500 207,062
Astra International TBK PT 16,307,500 5,628,961
Astra Otoparts TBK PT 766,800 113,846
*Astrindo Nusantara
Infrastructure TBK PT 26,330,500 365,068
Avia Avian TBK PT 3,019,100 67,324
Bank BTPN Syariah TBK PT 2,187,800 126,389
Bank Central Asia TBK PT 31,174,900 10,535,712
*Bank Ina Perdana PT 4,300 1,106
*Bank Jago TBK PT 1,658,700 125,049
Bank Mandiri Persero TBK PT 22,685,800 5,753,360
Bank Maybank Indonesia TBK
PT 24,100 284
Bank Negara Indonesia
Persero TBK PT 11,299,500 2,428,315

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDONESIA — (Continued)
*Bank Neo Commerce TBK PT 8,525,000 $ 150,702
Bank OCBC Nisp TBK PT 2,496,700 191,111
Bank Pan Indonesia TBK PT 2,463,000 145,134
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 181,000 9,097
Bank Pembangunan Daerah
Jawa Timur TBK PT 1,363,900 45,700
Bank Rakyat Indonesia
Persero TBK PT 34,398,260 5,941,698
Bank Syariah Indonesia
Persero TBK PT 3,164,200 324,463
Bank Tabungan Negara
Persero TBK PT 5,636,076 441,183
*Barito Pacific TBK PT 11,251,001 1,192,697
*Barito Renewables Energy
TBK PT 3,414,800 879,839
Blue Bird TBK PT 369,600 32,989
*Buana Lintas Lautan TBK PT 18,711,600 551,295
Bukit Asam Persero TBK PT 2,972,400 492,824
*Buma Internasional Grup
TBK PT 2,769,500 40,319
*Bumi Resources Minerals
TBK PT 40,872,900 1,900,791
*Bumi Resources TBK PT 71,085,600 985,589
*Bumi Serpong Damai TBK PT 3,605,500 160,383
*Capital Financial Indonesia
TBK PT 6,314,700 492,481
*Cemindo Gemilang PT 1,451,100 68,322
Chandra Asri Pacific TBK PT 1,511,600 462,824
Charoen Pokphand Indonesia
TBK PT 3,050,900 706,765
ΩCikarang Listrindo TBK PT 3,300 140
Ciputra Development TBK PT 8,068,600 321,625
Cisarua Mountain Dairy PT
TBK 227,700 55,774
*Citra Marga Nusaphala
Persada TBK PT 1,700 149
*Darma Henwa TBK PT 23,211,600 665,104
Dayamitra Telekomunikasi PT 2,304,700 68,569
Dharma Satya Nusantara TBK
PT 3,671,400 372,230
*Dian Swastatika Sentosa
TBK PT 9,900,000 923,657
*Eagle High Plantations TBK
PT 8,156,700 63,143
Elnusa TBK PT 5,024,100 229,292
*Energi Mega Persada TBK PT 13,794,100 1,354,707
Erajaya Swasembada TBK PT 9,145,000 216,606
ESSA Industries Indonesia
TBK PT 7,817,900 392,927
Gajah Tunggal TBK PT 1,138,600 78,604
*Global Mediacom TBK PT 2,030,200 19,704
Gudang Garam TBK PT 330,000 305,026
*Harum Energy TBK PT 2,547,500 146,433
*Impack Pratama Industri TBK
PT 4,847,000 621,626
Indah Kiat Pulp & Paper TBK
PT 1,724,500 971,339
Shares Value †
INDONESIA — (Continued)
Indika Energy TBK PT 1,666,300 $ 351,357
Indo Tambangraya Megah
TBK PT 192,400 296,214
Indocement Tunggal Prakarsa
TBK PT 754,500 226,655
Indofood CBP Sukses Makmur
TBK PT 1,242,200 486,187
Indofood Sukses Makmur TBK
PT 3,396,800 1,324,575
Indomobil Sukses
Internasional TBK PT 308,200 18,962
Indosat TBK PT 4,426,500 510,160
*Industri dan Perdagangan
Bintraco Dharma TBK PT 5,550,100 29,819
Industri Jamu Dan Farmasi
Sido Muncul TBK PT 5,830,696 168,420
Japfa Comfeed Indonesia TBK
PT 5,790,200 829,561
Jasa Marga Persero TBK PT 1,434,700 245,333
Jaya Real Property TBK PT 4,900 310
Kalbe Farma TBK PT 6,459,400 322,783
Kawasan Industri Jababeka
TBK PT 16,711,000 173,771
*Krakatau Steel Persero TBK
PT 3,477,800 58,265
*Lippo Karawaci TBK PT 5,923,600 28,061
Map Aktif Adiperkasa PT 7,138,500 251,559
Mayora Indah TBK PT 1,732,000 170,599
*MD Entertainment TBK PT 765,980 105,317
MDS Retailing TBK PT 97,800 9,209
Medco Energi Internasional
TBK PT 8,036,100 812,431
Medikaloka Hermina TBK PT 2,995,600 199,014
*Merdeka Battery Materials
TBK PT 24,040,500 937,454
*Merdeka Copper Gold TBK
PT 5,590,773 1,043,223
*Metro Healthcare Indonesia
TBK PT 9,383,900 222,265
Metrodata Electronics TBK PT 491,000 16,026
Mitra Adiperkasa TBK PT 7,112,700 499,245
Mitra Keluarga Karyasehat
TBK PT 2,611,800 290,452
*MNC Digital Entertainment
TBK PT 3,285,100 151,824
*MNC Tourism Indonesia TBK
PT 35,185,100 225,624
Nippon Indosari Corpindo TBK
PT 1,500 56
Pabrik Kertas Tjiwi Kimia TBK
PT 1,062,900 531,143
*Pacific Strategic Financial
TBK PT 1,196,500 130,986
Pakuwon Jati TBK PT 13,866,700 253,141
Pam Mineral TBK PT 2,978,300 150,550
*Panin Financial TBK PT 9,623,200 134,536
*Paninvest TBK PT 239,600 10,727
Pantai Indah Kapuk Dua TBK
PT 259,163 126,512

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
INDONESIA — (Continued)
Perusahaan Gas Negara
Persero TBK PT 6,617,500 $ 741,649
Petrindo Jaya Kreasi TBK PT 16,818,600 1,165,934
*Petrosea TBK PT 3,120,000 910,225
*PP Persero TBK PT 2,730,900 41,019
PT Tower Bersama
Infrastructure TBK 825,000 83,167
Rukun Raharja TBK PT 1,089,200 260,502
Salim Ivomas Pratama TBK PT 2,141,100 95,243
Samindo Resources TBK PT 1,100 78
Sarana Menara Nusantara
TBK PT 5,877,500 161,623
Sariguna Primatirta TBK PT 472,600 10,648
Sawit Sumbermas Sarana
TBK PT 3,452,400 275,235
Selamat Sempurna TBK PT 1,057,500 109,965
Semen Indonesia Persero
TBK PT 3,026,696 349,705
*Sentul City TBK PT 37,555,600 229,977
Soechi Lines TBK PT 394,600 11,124
Sumber Alfaria Trijaya TBK PT 7,620,600 581,120
Sumber Tani Agung
Resources TBK PT 2,796,300 198,697
Summarecon Agung TBK PT 9,070,149 162,435
Surya Citra Media TBK PT 15,810,900 228,349
Surya Semesta Internusa TBK
PT 4,242,000 437,433
TBS Energi Utama TBK PT 1,624,600 53,496
Telkom Indonesia Persero
TBK PT 27,859,300 4,522,509
#Telkom Indonesia Persero
TBK PT, Sponsored ADR 29,526 499,285
Tempo Scan Pacific TBK PT 483,100 68,097
Timah TBK PT 2,942,000 608,455
Transcoal Pacific TBK PT 539,000 358,088
Trimegah Bangun Persada
TBK PT 5,724,100 345,562
Triputra Agro Persada PT 2,414,900 292,969
Tunas Baru Lampung TBK PT 4,900 205
Ultrajaya Milk Industry &
Trading Co. TBK PT 7,700 752
Unilever Indonesia TBK PT 6,517,100 577,917
United Tractors TBK PT 1,550,100 2,601,410
Vale Indonesia TBK PT 1,924,351 761,514
*<Waskita Karya Persero TBK
PT, Class A 7,100 15
*<Wijaya Karya Persero TBK
PT 4,986,400 11,018
*Wir Asia TBK PT 9,940,700 45,368
XLSMART Telecom Sejahtera
TBK PT 4,401,341 747,541
TOTAL INDONESIA 79,563,608
KOREA, REPUBLIC OF — (17.9%)
*ABLBio, Inc. 14,690 1,335,094
Able C&C Co., Ltd. 11,017 110,824
#ABOV Semiconductor Co.,
Ltd. 16,941 159,107
#*Ace Technologies Corp. 27,879 87,968
Actro Co., Ltd. 240 2,955
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#*ADTechnology Co., Ltd. 8,652 $ 305,083
Advanced Nano Products Co.,
Ltd. 7,948 443,699
#Aekyung Chemical Co., Ltd. 13,428 140,599
Aekyung Industrial Co., Ltd. 7,816 78,518
*AeroSpace Technology of
Korea, Inc. 111,554 59,116
Ahnlab, Inc. 5,367 228,329
*Air Busan Co., Ltd. 22,987 31,771
AJ Networks Co., Ltd. 28,202 100,776
Ajin Industrial Co., Ltd. 37,942 95,418
*AJINEXTEK Co., Ltd. 10,545 63,347
#Alteogen, Inc. 25,809 6,412,228
#*ALUKO Co., Ltd. 36,826 74,610
*Amicogen, Inc., Class A 52,885 64,609
Amorepacific Corp. 20,472 1,867,490
#*Amotech Co., Ltd. 8,698 130,775
*Anam Electronics Co., Ltd.,
Class F 58,294 58,679
#*Ananti, Inc. 81,057 385,830
*Anapass, Inc. 7,228 85,282
#*ANIPLUS, Inc. 32,364 61,970
#*Apact Co., Ltd. 15,963 93,096
*Aprogen, Inc., Class A 161,030 31,811
*APS Innovation Co., Ltd. 16,268 73,158
#Asia Cement Co., Ltd. 15,462 122,282
ASIA Holdings Co., Ltd. 325 59,382
*Asia Pacific Satellite, Inc. 6,768 75,793
Asia Paper Manufacturing Co.,
Ltd. 18,077 110,178
Aurora World Corp. 3,887 43,713
*Avaco Co., Ltd. 11,891 127,633
Baiksan Co., Ltd. 11,668 97,548
BGF retail Co., Ltd. 7,599 676,286
#BH Co., Ltd. 25,358 589,840
*BHI Co., Ltd. 13,147 864,234
#*Binex Co., Ltd. 12,622 93,780
Binggrae Co., Ltd. 7,893 399,120
*Bio FD&C Co., Ltd. 977 9,426
#Bio Plus Co., Ltd. 49,253 191,938
*Biodyne Co., Ltd. 11,550 90,799
#*Bioneer Corp. 23,179 164,716
*BioSmart Co., Ltd. 7,260 21,782
#*BNC Korea, Inc. 67,401 180,863
BNK Financial Group, Inc. 249,375 3,149,133
#Boditech Med, Inc. 12,833 101,145
*Bookook Securities Co., Ltd. 315 15,504
#Boryung 28,206 189,029
#*Bosung Power Technology
Co., Ltd. 31,363 255,438
#Bukwang Pharmaceutical
Co., Ltd. 59,965 255,514
#*Bumhan Fuel Cell Co., Ltd. 3,021 71,798
BYC Co., Ltd. 342 11,621
C&G Hi Tech Co., Ltd. 6,343 96,223
#*Cafe24 Corp. 17,464 295,541
#Cape Industries, Ltd. 23,387 250,079
#Caregen Co., Ltd. 6,450 458,788
*Cellid Co., Ltd. 6,657 14,273

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Celltrion Pharm, Inc. 5,944 $ 224,824
Celltrion, Inc. 67,479 9,121,858
*Chabiotech Co., Ltd. 2,134 24,589
#Cheil Electric Co., Ltd. 10,912 126,983
Cheil Worldwide, Inc. 59,028 797,945
#Chemtronics Co., Ltd. 14,783 372,764
*Chemtros Co., Ltd. 16,039 64,666
#Cheryong Electric Co., Ltd. 15,005 712,211
Cheryong Industrial Co., Ltd. 10,219 80,542
Chips&Media, Inc. Korea 8,191 100,841
#*Choil Aluminum Co., Ltd. 72,898 85,962
Chong Kun Dang
Pharmaceutical Corp. 5,680 328,193
#*Chunbo Co., Ltd. 8,045 339,548
#*CJ CGV Co., Ltd. 95,026 316,177
CJ CheilJedang Corp. 7,381 1,226,683
CJ Corp. 19,086 2,888,894
*CJ ENM Co., Ltd. 12,051 439,562
#CJ Freshway Corp. 9,630 186,990
#CJ Logistics Corp. 10,819 737,460
#Classys, Inc. 9,371 351,286
CLIO Cosmetics Co., Ltd. 2,765 24,775
*CMG Pharmaceutical Co.,
Ltd. 116,838 139,746
*CoAsia Corp. 20,583 77,714
Cosmax, Inc. 7,270 1,031,779
#Cosmecca Korea Co., Ltd. 5,216 284,854
*CosmoAM&T Co., Ltd. 6,645 263,882
#*Cosmochemical Co., Ltd. 17,097 204,606
Coway Co., Ltd. 51,511 2,990,222
Cowintech Co., Ltd. 4,267 48,850
#*Creative & Innovative
System 52,450 607,178
*CS Bearing Co., Ltd. 11,683 72,074
*CS Wind Corp. 24,786 1,196,519
Cuckoo Homesys Co., Ltd. 6,566 108,017
#*Curexo, Inc. 15,946 177,178
#D.I Corp. 13,632 305,599
*<DA Technology Co., Ltd.,
Class A 83,620 2,142
#Dae Hwa Pharmaceutical
Co., Ltd. 6,030 59,845
Dae Won Kang Up Co., Ltd. 30,324 89,242
*Daea TI Co., Ltd. 57,407 176,107
Daechang Forging Co., Ltd. 5,578 26,664
*Daechang Solution Co., Ltd. 25,074 51,477
#Daedong Corp. 23,252 158,807
#Daedong Gear Co., Ltd. 4,276 58,236
#Daeduck Electronics Co., Ltd. 24,418 1,857,032
#Daehan New Pharm Co., Ltd. 3,292 15,781
*Daeho AL Co., Ltd. 11,639 4,175
*Dae-Il Corp. 37,158 190,149
#Daejoo Electronic Materials
Co., Ltd. 5,717 610,939
*DaeMyoung Energy Co, Ltd. 4,555 74,473
Daesang Corp. 27,371 381,998
Daesang Holdings Co., Ltd. 14,401 92,628
#*Daesung Industrial Co., Ltd. 18,332 87,507
#*Daewon Cable Co., Ltd. 36,464 369,999
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Daewon Media Co., Ltd. 51 $ 265
Daewon Pharmaceutical Co.,
Ltd. 9,910 71,626
#*Daewoo Engineering &
Construction Co., Ltd. 174,857 4,126,210
#Daewoong Co., Ltd. 13,099 199,152
#Daewoong Pharmaceutical
Co., Ltd. 4,147 414,644
Daishin Securities Co., Ltd. 20,991 537,088
#*Danal Co., Ltd. 47,768 236,070
Daol Investment & Securities
Co., Ltd. 33,471 99,632
#*Dawonsys Co., Ltd. 29,277 49,940
#DB HiTek Co., Ltd. 37,929 4,053,227
DB Insurance Co., Ltd. 60,471 6,833,158
DB Securities Co., Ltd. 23,283 214,432
Dear U Co., Ltd. 7,410 161,120
Dentium Co., Ltd. 3,726 133,897
#*Devsisters Co., Ltd. 7,019 107,187
DI Dong Il Corp. 14,256 288,830
Digital Daesung Co., Ltd. 20 112
*DIO Corp. 6,783 78,934
#DIT Corp. 10,878 182,987
*DK Tech Co., Ltd. 12,140 208,308
*<DKME 121,251 7,684
*DL Holdings Co., Ltd. 9,447 455,408
DMS Co., Ltd. 8,119 45,324
DN Automotive Corp. 18,746 607,299
DNF Co., Ltd. 8,541 136,188
Dohwa Engineering Co., Ltd. 12,057 57,879
#Dong-A Socio Holdings Co.,
Ltd. 3,196 210,955
#Dong-A ST Co., Ltd. 5,263 157,194
#Dongbang Transport
Logistics Co., Ltd. 50,538 99,325
Dongbu Corp. 12,465 80,932
#Dongjin Semichem Co., Ltd. 36,879 1,407,330
Dongkoo Bio & Pharma Co.,
Ltd. 19,505 67,726
DongKook Pharmaceutical
Co., Ltd. 16,402 264,299
Dongkuk Industries Co., Ltd. 24,269 59,314
Dongkuk Steel Mill Co., Ltd. 32,342 335,588
Dongsuh Cos., Inc. 1,341 24,140
Dongsung Chemical Co., Ltd. 31,049 92,109
#Dongsung Finetec Co., Ltd. 21,566 421,665
*Dongsung Pharmaceutical
Co., Ltd. 232 152
#*Dongwha Enterprise Co.,
Ltd. 16,536 129,327
Dongwon Industries Co., Ltd. 8,664 225,187
Dongwon Systems Corp. 3,651 69,170
Dongwoon Anatech Co., Ltd. 12,035 417,070
Doosan Bobcat, Inc. 47,952 2,327,767
Doosan Co., Ltd. 6,053 6,513,341
*Doosan Enerbility Co., Ltd. 293,027 25,110,391
*Doosan Fuel Cell Co., Ltd. 15,223 624,028
Doosan Tesna, Inc. 7,880 694,388
#*Dream Security Co., Ltd. 72,447 133,835

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#Dreamtech Co., Ltd. 38,205 $ 172,839
*DRTECH Corp. 55,466 71,053
#DS Dansuk Co., Ltd. 12,535 202,832
*DSK Co., Ltd. 24 96
*Duchembio Co., Ltd. 3,740 22,795
*Duk San Neolux Co., Ltd. 4,536 154,442
*Duksan Hi-Metal Co., Ltd. 18,300 226,529
#*Duksan Techopia Co., Ltd. 8,829 142,864
Duksung Co., Ltd. 4,646 15,521
DY POWER Corp. 6,909 71,969
Easy Bio, Inc. 15,471 80,735
#*Easy Holdings Co., Ltd. 37,876 139,430
#*Eco&Dream Co., Ltd. 7,786 101,210
#Ecoplastic Corp. 25,686 63,730
#Ecopro BM Co., Ltd. 17,618 2,446,944
*Ecopro Co., Ltd. 42,035 4,333,301
#Ecopro HN Co., Ltd. 5,467 117,582
Elensys Co., Ltd. 11,813 50,336
#Elentec Co., Ltd. 17,536 150,744
E-MART, Inc. 16,436 1,182,390
#*EMRO, Inc. 3,880 73,901
*EM-Tech Co., Ltd. 5,780 29,305
*Enchem Co., Ltd. 875 26,134
#ENF Technology Co., Ltd. 16,183 631,739
EO Technics Co., Ltd. 3,249 1,025,170
*ESTsoft Corp. 4,518 44,473
#*Eubiologics Co., Ltd. 36,260 312,923
Eugene Investment &
Securities Co., Ltd. 83,891 316,175
Eugene Technology Co., Ltd. 10,521 922,148
#*EV Advanced Material Co.,
Ltd. 40,479 50,762
*Everybot, Inc. 4,133 53,390
Exem Co., Ltd. 47,116 62,167
#Exicon Co., Ltd. 8,581 212,327
F&F Co., Ltd. 12,302 554,884
FarmStory Co., Ltd., Class A 63,202 58,762
#FIBERPRO, Inc. 9,906 157,286
#*Fine M-Tec Co., Ltd. 16,783 117,454
#*Fine Semitech Corp. 12,957 371,273
#*Firstec Co., Ltd. 10,668 97,100
*FLITTO, Inc. 12,182 94,617
*Foosung Co., Ltd. 29,566 263,925
*FSN Co., Ltd. 2,100 2,902
*Furonteer Co., Ltd. 3,957 37,270
*FutureChem Co., Ltd. 1,240 15,333
#G2Power Co., Ltd. 10,049 98,986
Gabia, Inc. 5,337 108,129
Galaxia Moneytree Co., Ltd. 20,504 117,782
GAMSUNG Corp. Co., Ltd. 76,713 337,740
#Gaon Cable Co., Ltd. 3,921 638,431
#GC Biopharma Corp. 4,676 432,227
#*GC Cell Corp. 9,595 153,642
GC Corp. 17,791 167,450
GC MediAI Corp. 19,716 53,969
*GeneOne Life Science, Inc. 50,661 29,545
Genians, Inc. 2,883 30,187
#*Genic Co., Ltd., Class A 5,814 110,345
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#*Genome & Co. 22,711 $ 108,104
*Genomictree, Inc. 6,854 79,252
Global Standard Technology
Co., Ltd. 17,437 570,182
#*Global Tax Free Co., Ltd. 30,869 124,042
#*GnCenergy Co., Ltd. 16,392 405,048
#GOLFZON Co., Ltd. 4,317 149,314
*Good People Co., Ltd. 27,360 30,013
#Grand Korea Leisure Co.,
Ltd. 30,400 247,184
#*Green Resource Co., Ltd. 6,199 86,933
#GS Engineering &
Construction Corp. 61,294 1,572,436
#GS Global Corp. 43,979 151,519
GS Holdings Corp. 59,871 3,305,984
GS P&L Co., Ltd. 5,887 219,492
GS Retail Co., Ltd. 24,441 387,246
HAESUNG DS Co., Ltd. 8,146 440,473
*Han Kuk Carbon Co., Ltd. 34,880 1,165,254
Hana Financial Group, Inc. 282,714 24,379,127
Hana Materials, Inc. 4,703 239,399
Hana Micron, Inc. 43,771 1,171,594
*Hana Technology Co., Ltd. 5,825 125,085
Hana Tour Service, Inc. 9,206 259,757
#*Hanall Biopharma Co., Ltd. 9,097 290,721
#Hancom, Inc. 17,302 237,389
#Handsome Co., Ltd. 11,558 206,894
#Hanil Cement Co., Ltd. 16,497 194,089
#Hanil Feed Co., Ltd. 40,222 106,982
*Hanil Holdings Co., Ltd. 2,030 24,020
#Hanjin Kal Corp. 9,311 707,490
Hanjin Logistics Corp. 9,324 122,082
#*HanJung Natural
Connectivity System Co., Ltd. 4,350 196,794
*Hankook Cosmetics Co., Ltd. 6,538 39,187
Hankook Cosmetics
Manufacturing Co., Ltd. 6,150 41,879
Hankook Shell Oil Co., Ltd. 764 262,187
Hankook Tire & Technology
Co., Ltd. 49,589 1,979,280
Hanmi Pharm Co., Ltd. 5,269 1,634,129
#*Hanmi Science Co., Ltd. 8,621 219,129
#Hanmi Semiconductor Co.,
Ltd. 34,324 8,516,203
#HanmiGlobal Co., Ltd. 10,121 191,065
Hannong Chemicals, Inc. 7,944 126,401
*Hanon Systems 141,565 403,735
Hansae Co., Ltd. 13,742 106,919
Hanshin Construction Co., Ltd. 6,469 64,987
#Hanshin Machinery Co. 31,817 98,999
#Hansol Chemical Co., Ltd. 6,220 1,195,186
*Hansol Holdings Co., Ltd. 13,442 30,360
*Hansol IONES Co., Ltd. 20,477 233,873
Hansol Paper Co., Ltd. 16,536 95,100
#Hansol Technics Co., Ltd. 25,566 140,137
*Hanssem Co., Ltd. 3,501 106,692
Hanwha Aerospace Co., Ltd. 18,593 17,763,134
Hanwha Corp. 23,074 2,075,291
*Hanwha Engine 37,644 2,233,463

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#*Hanwha Galleria Corp. 83,033 $ 171,866
#*Hanwha General Insurance
Co., Ltd. 81,772 364,975
#*Hanwha Investment &
Securities Co., Ltd. 103,847 525,816
#*Hanwha Life Insurance Co.,
Ltd. 203,360 669,777
*Hanwha Ocean Co., Ltd. 46,323 4,116,351
*Hanwha Solutions Corp. 90,493 3,093,308
Hanwha Systems Co., Ltd. 45,393 3,589,940
#*Hanwha Vision Co., Ltd. 30,321 1,762,183
#*Hanyang Digitech Co., Ltd. 9,668 201,743
Hanyang Securities Co., Ltd. 6,964 134,519
Harim Co., Ltd. 58,816 130,663
Harim Holdings Co., Ltd. 42,790 378,509
HB SOLUTION Co., Ltd. 30,412 47,160
HD Construction Equipment
Co., Ltd. 33,320 4,131,303
HD Hyundai Co., Ltd. 40,669 8,513,838
HD Hyundai Electric Co., Ltd. 16,698 14,095,129
#*HD Hyundai Energy
Solutions Co., Ltd. 5,094 793,362
#HD Hyundai Heavy Industries
Co., Ltd. 13,012 6,009,453
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 41,161 12,807,310
HDC Holdings Co., Ltd. 21,884 414,604
*HD-Hyundai Marine Engine 9,309 664,032
#*Heung-A Shipping Co., Ltd. 74,655 145,465
*Heungkuk Fire & Marine
Insurance Co., Ltd., Class A 120 357
#*HFR, Inc. 10,265 204,165
High Tech Pharm Co., Ltd. 3,815 49,462
#Hite Jinro Co., Ltd. 29,944 345,430
*HJ Shipbuilding &
Construction Co., Ltd. 20,474 400,314
*HK inno N Corp. 12,489 441,224
*HL Holdings Corp. 5,525 161,854
HL Mando Co., Ltd. 38,611 1,486,440
*HLB PANAGENE Co., Ltd. 8,226 11,785
#*Hlb Pharma Ceutical Co.,
Ltd. 14,982 174,750
*HLB Therapeutics Co., Ltd. 38,765 92,260
#*HLB, Inc. 45,244 1,854,662
*Hotel Shilla Co., Ltd. 21,568 952,470
HPSP Co., Ltd. 34,409 1,220,276
#HS Hyosung Advanced
Materials Corp. 926 168,256
HS Hyosung Corp. 1,698 74,986
HS Industries Co., Ltd. 36,270 85,344
*Hugel, Inc. 3,733 635,506
#Humedix Co., Ltd. 9,174 218,649
#*Huneed Technologies 9,270 59,125
Huons Co., Ltd. 7,540 134,207
Huvitz Co., Ltd. 2,967 15,743
#Hwa Shin Co., Ltd. 28,628 239,339
#*HYBE Co., Ltd. 12,007 2,129,073
Hyosung Corp. 6,914 1,062,832
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Hyosung Heavy Industries
Corp. 3,756 $ 9,906,602
#Hyosung TNC Corp. 3,041 1,062,054
#*Hyulim ROBOT Co., Ltd. 13,549 115,283
#Hyundai Autoever Corp. 5,057 1,535,989
Hyundai Bioland Co., Ltd. 3,692 11,426
Hyundai BNG Steel Co., Ltd. 10,106 117,195
HYUNDAI Corp. 8,110 168,958
Hyundai Department Store
Co., Ltd. 11,713 859,996
Hyundai Elevator Co., Ltd. 14,716 979,281
HYUNDAI EVERDIGM Corp. 8,991 55,769
Hyundai Glovis Co., Ltd. 38,191 5,845,036
Hyundai Green Food 11,449 127,674
#Hyundai Hyms Co., Ltd. 14,421 193,486
Hyundai Livart Furniture Co.,
Ltd. 9,139 49,170
#*Hyundai Marine & Fire
Insurance Co., Ltd. 51,687 1,059,388
#Hyundai Motor Co. 107,074 38,333,531
#Hyundai Motor Securities
Co., Ltd. 44,412 328,479
#Hyundai Movex Co., Ltd. 30,589 646,551
#Hyundai Pharmaceutical Co.,
Ltd. 15,259 88,682
Hyundai Rotem Co., Ltd. 53,523 9,689,135
Hyundai Steel Co. 69,097 1,982,253
Hyundai Wia Corp. 13,846 772,023
#HyVision System, Inc. 12,454 154,415
#i3system, Inc. 5,454 382,427
iFamilySC Co., Ltd. 5,200 37,864
*IL Co., Ltd. 5,084 21,732
*Il Dong Pharmaceutical Co.,
Ltd. 15,188 271,361
ILDONG Holdings Co., Ltd. 3,153 21,152
Iljin Electric Co., Ltd. 17,435 1,439,986
*Iljin Holdings Co., Ltd. 24,935 173,496
Iljin Power Co., Ltd. 11,305 165,017
*Ilshin Stone Co., Ltd. 27,855 30,762
Ilyang Pharmaceutical Co.,
Ltd. 1,944 14,745
iM Financial Group Co., Ltd. 125,266 1,613,121
InBody Co., Ltd. 9,349 185,946
#Incar Financial Service Co.,
Ltd. 30,904 225,446
Industrial Bank of Korea 205,538 3,131,849
Innocean Worldwide, Inc. 21,647 288,977
#Innox Advanced Materials
Co., Ltd. 17,823 412,169
*Insung Information Co., Ltd. 5,771 7,572
#Intellian Technologies, Inc. 5,732 512,835
*Interflex Co., Ltd. 12,815 116,123
Interojo Co., Ltd. 1,545 22,396
#*iNtRON Biotechnology, Inc. 17,004 41,386
IPARK Hyundai Development
Co. 30,940 478,744
#*IS Dongseo Co., Ltd. 9,897 178,162
#ISC Co., Ltd. 8,031 1,313,051
i-SENS, Inc. 18,986 271,375

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*ISU Abxis Co., Ltd. 4,234 $ 13,588
#*ISU Chemical Co., Ltd. 9,915 74,403
*ISU Specialty Chemical 17,620 1,443,386
IsuPetasys Co., Ltd. 123,529 12,517,805
#*Itcenglobal Co., Ltd. 17,397 634,559
*ITM Semiconductor Co., Ltd. 2,581 29,548
#*Jaeyoung Solutec Co., Ltd.,
Class A 16,288 187,789
#*Jahwa Electronics Co., Ltd. 16,617 545,049
JAS Robotics, Inc. 6,000 37,864
JB Financial Group Co., Ltd. 93,438 1,719,834
*Jeil Pharmaceutical Co., Ltd. 2,361 22,286
*Jeju Air Co., Ltd. 35,222 126,098
#*Jeju Semiconductor Corp. 23,667 836,132
*JETEMA Co., Ltd. 13,765 65,243
*Jin Air Co., Ltd. 18,890 79,982
#Jinsung T.E.C. 14,019 168,243
*JNTC Co., Ltd. 6,300 82,148
*Joongang Advanced Materials
Co., Ltd. 3,522 4,564
#JS Corp. 14,501 144,599
#Jusung Engineering Co., Ltd. 27,763 2,358,507
JVM Co., Ltd. 8,484 143,002
JW Holdings Corp. 5,616 16,206
JW Life Science Corp. 3,647 31,793
#JW Pharmaceutical Corp. 12,047 253,416
*JW Shinyak Corp. 19,136 25,804
#JYP Entertainment Corp. 24,418 1,035,526
K Car Co., Ltd. 9,615 71,309
*K Ensol Co., Ltd. 6,829 64,137
Kakao Corp. 171,058 5,455,126
#*Kakao Games Corp. 23,902 193,704
#KakaoBank Corp. 119,169 1,956,422
*Kakaopay Corp. 14,866 558,277
Kangnam Jevisco Co., Ltd. 2,524 28,657
*Kangstem Biotech Co., Ltd. 54,699 147,332
#*Kangwon Energy Co., Ltd. 8,157 84,309
KAON Group Co., Ltd. 11,807 53,654
KB Financial Group, Inc. 191,144 20,684,070
KB Financial Group, Inc.,
Sponsored ADR 70,615 7,853,800
*KBI Dongyang Steel Pipe
Co., Ltd. 29,732 37,786
KC Tech Co., Ltd. 2,766 114,318
KCC Glass Corp. 9,431 186,305
KCTC 32,620 130,418
#*Keeps Biopharma, Inc. 9,925 55,139
#*Kencoa Aerospace Co. 12,653 184,694
#KEPCO Engineering &
Construction Co., Inc. 6,633 843,436
KEPCO Plant Service &
Engineering Co., Ltd. 18,549 777,877
*Keyang Electric Machinery
Co., Ltd. 5,410 25,533
#KG Chemical Corp. 47,339 225,652
#KG DONGBUSTEEL 41,369 196,079
KG Eco Solution Co., Ltd. 18,587 92,233
KG Financial Co., Ltd. 18,729 66,041
#*KG Mobility Corp. 43,322 126,619
Shares Value †
KOREA, REPUBLIC OF — (Continued)
KH Vatec Co., Ltd. 22,558 $ 213,382
#KINX, Inc. 2,858 200,977
KISWIRE, Ltd. 3,598 62,344
KIWOOM Securities Co., Ltd. 15,625 4,192,793
*KMW Co., Ltd. 2,173 43,586
#*KNJ Co., Ltd. 7,744 209,368
*KoBioLabs, Inc. 4,377 15,700
Koh Young Technology, Inc. 25,175 683,181
*Kolmar BNH Co., Ltd. 5,687 44,363
*Kolmar Korea Co., Ltd. 12,564 751,367
Kolon Corp. 7,448 361,553
#Kolon Industries, Inc. 21,173 1,343,298
*Kolon Life Science, Inc. 1,657 65,467
KoMiCo, Ltd. 2,990 285,453
#*Komipharm International
Co., Ltd., Class A 25,638 168,016
#Korea Aerospace Industries,
Ltd. 48,188 5,490,677
#Korea Circuit Co., Ltd. 11,295 705,937
Korea Credit Information Co.,
Ltd. 3,533 23,963
Korea District Heating Corp. 1,637 84,433
Korea Electric Power Corp. 118,813 3,488,610
Korea Electric Power Corp.,
Sponsored ADR 124,596 1,905,073
#Korea Electric Terminal Co.,
Ltd. 6,004 369,988
#Korea Electronic Power
Industrial Development Co.,
Ltd. 8,934 121,072
Korea Fuel-Tech Corp. 27,199 128,000
Korea Gas Corp. 12,164 320,666
Korea Information Certificate
Authority, Inc. 18,982 82,291
Korea Investment Holdings
Co., Ltd. 45,432 7,351,456
#*Korea Line Corp. 201,172 351,970
Korea Movenex Co., Ltd. 23,585 71,238
#Korea Petrochemical Ind Co.,
Ltd. 2,665 325,399
Korea Petroleum Industries
Co. 8,285 89,598
#Korea United Pharm, Inc. 10,916 148,667
Korea Zinc Co., Ltd. 1,058 1,126,336
Korean Air Lines Co., Ltd. 211,845 3,506,469
Korean Reinsurance Co. 112,908 940,139
*KOSES Co., Ltd. 7,733 247,131
*Krafton, Inc. 28,552 5,101,321
KSP Co., Ltd. 11,057 43,760
#KSS LINE, Ltd. 27,571 238,309
KT&G Corp. 72,127 8,670,607
*Kuk-il Paper Manufacturing
Co., Ltd. 10,781 3,169
*Kukjeon Co., Ltd. 26,215 69,108
*<Kum Yang Co., Ltd. 2,626 3,286
#Kumho Petrochemical Co.,
Ltd. 10,317 1,019,736
*Kumho Tire Co., Inc. 112,266 440,526
Kumkang Kind Co., Ltd. 6,458 23,338

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Kumyang Green Power Co.,
Ltd. 6,349 $ 68,918
#Kwang Dong Pharmaceutical
Co., Ltd. 41,868 233,447
#Kyeryong Construction
Industrial Co., Ltd. 7,993 156,282
Kyobo Securities Co., Ltd. 9,687 89,020
#Kyung Dong Navien Co., Ltd. 6,285 329,251
#Kyungbang Co., Ltd. 11,114 75,682
Kyung-In Synthetic Corp. 38,097 130,740
L&C Bio Co., Ltd. 5,795 246,928
*L&F Co., Ltd. 9,481 1,247,130
*L&K Biomed Co., Ltd. 17,245 84,993
#Lake Materials Co., Ltd. 22,595 350,381
#*LB Semicon, Inc. 38,469 145,244
#Lee Ku Industrial Co., Ltd. 23,875 96,582
#LEENO Industrial, Inc. 37,952 3,052,639
LG Chem, Ltd. 33,771 9,039,298
#*LG Display Co., Ltd. 369,704 3,055,941
*LG Display Co., Ltd.,
Sponsored ADR 44,992 192,566
LG Electronics, Inc. 109,905 10,440,679
#*LG Energy Solution, Ltd. 18,170 5,641,373
#LG H&H Co., Ltd. 6,157 1,054,395
*LG HelloVision Co., Ltd. 19,334 30,763
LG Innotek Co., Ltd. 17,234 6,657,957
LG Uplus Corp. 251,553 2,686,488
#LIG Accuver Co., Ltd. 5,943 210,762
LIG Defense&Aerospace Co.,
Ltd. 39,706 25,191,037
#*LigaChem Biosciences, Inc. 9,737 1,203,995
*LOT Vacuum Co., Ltd. 10,789 115,150
#Lotte Chemical Corp. 4,668 358,472
Lotte Chilsung Beverage Co.,
Ltd. 4,177 344,704
#Lotte Corp. 17,158 353,409
*Lotte Energy Materials Corp. 20,449 919,598
Lotte Innovate Co., Ltd. 2,839 44,216
*Lotte Non-Life Insurance Co.,
Ltd. 51,392 73,283
#Lotte Rental Co., Ltd. 15,095 342,467
#Lotte Shopping Co., Ltd. 9,140 833,766
*Lotte Tour Development Co.,
Ltd. 11,282 157,455
Lotte Wellfood Co., Ltd. 1,915 156,356
LS Corp. 17,604 5,376,626
#LS Eco Energy, Ltd. 6,245 366,734
LS Electric Co., Ltd. 114,155 21,396,366
LS SECURITIES Co., Ltd. 12,567 66,428
#LTC Co., Ltd. 7,553 233,230
#*LVMC Holdings 127,933 146,805
*LX Hausys, Ltd. 6,179 150,392
LX INTERNATIONAL Corp. 28,378 1,021,700
#LX Semicon Co., Ltd. 9,866 416,405
Macquarie Korea Infrastructure
Fund 263,873 2,019,255
Macrogen, Inc. 4,421 48,347
#MAKUS, Inc. 5,963 106,138
*Manyo Co., Ltd. 7,764 83,440
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#Mcnex Co., Ltd. 13,607 $ 211,004
Medytox, Inc. 3,745 266,382
*Meerecompany, Inc. 3,384 36,961
MegaStudyEdu Co., Ltd. 7,477 238,949
*Meritz Financial Group, Inc. 83,826 6,312,948
META BIOMED Co., Ltd. 25,479 75,928
#*MiCo, Ltd. 31,125 475,311
#Micro Contact Solution Co.,
Ltd. 5,958 150,235
#*Mirae Asset Life Insurance
Co., Ltd. 30,513 327,718
#Mirae Asset Securities Co.,
Ltd. 147,680 6,452,039
Misto Holdings Corp. 25,555 699,523
Miwon Commercial Co., Ltd. 4 409
Miwon Specialty Chemical
Co., Ltd. 4 330
MNTech Co., Ltd. 8,591 60,355
#Mobase Electronics Co., Ltd. 58,327 150,222
*Modetour Network, Inc. 10,917 83,835
*MONAYONGPYONG 10,529 22,148
*Motrex Co., Ltd. 15,620 95,097
#mPlus Corp. 14,932 176,683
#*Myoung Shin Industrial Co.,
Ltd. 40,577 363,858
*Naintech Co., Ltd. 5,046 11,839
#Namhae Chemical Corp. 25,041 198,207
#Namuga Co., Ltd. 12,718 163,863
Namyang Dairy Products Co.,
Ltd. 2,064 73,197
*NanoenTek, Inc. 16,645 76,873
*Nature & Environment Co.,
Ltd. 62,031 20,618
NAVER Corp. 64,290 9,145,894
#Neosem, Inc. 17,348 218,371
#*Nepes Ark Corp. 10,209 260,525
*NEPES Corp. 15,933 343,754
ΩNetmarble Corp. 16,046 537,139
New Power Plasma Co., Ltd. 30,168 137,497
Newflex Technology Co., Ltd. 16,678 74,214
*Nexen Corp. 36 175
Nexen Tire Corp. 23,158 116,009
#*Nexon Games Co., Ltd. 14,079 112,579
#*Nexteel Co., Ltd. 31,733 434,318
NEXTIN, Inc. 8,778 412,504
NH Investment & Securities
Co., Ltd. 86,375 1,959,627
#NHN KCP Corp. 24,250 321,273
#*NIBEC Co., Ltd. 5,400 94,296
*NICE Holdings Co., Ltd. 28,091 276,327
NICE Information &
Telecommunication, Inc. 1,719 32,509
#NICE Information Service
Co., Ltd. 11,199 115,524
Nong Shim Holdings Co., Ltd. 2,331 153,388
#NongShim Co., Ltd. 2,729 694,578
Noroo Holdings Co., Ltd. 2,104 31,350
NOROO Paint & Coatings Co.,
Ltd. 9,813 58,420

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*NOVAREX Co., Ltd. 12,754 $ 128,125
#*OCI Co., Ltd. 5,479 554,106
OCI Holdings Co., Ltd. 12,882 3,196,181
#*Okins Electronics Co., Ltd. 18,084 268,846
*OliX Pharmaceuticals, Inc. 2,438 283,546
*ONEJOON Co., Ltd. 8,763 58,550
#*OptoElectronics Solutions
Co., Ltd. 5,765 150,422
#*Orbitech Co., Ltd. 25,729 201,745
*Orient Precision Industries,
Inc. 17,404 24,818
#*Oriental Precision &
Engineering Co., Ltd. 28,857 154,480
Orion Corp. 27,488 2,661,325
*OSTEONIC Co., Ltd. 15,577 69,630
#Otoki Corp. 1,218 300,148
Pan Ocean Co., Ltd. 230,056 859,298
#Paradise Co., Ltd. 39,163 418,510
#Park Systems Corp. 4,014 782,124
Partron Co., Ltd. 47,963 267,755
#*Pearl Abyss Corp. 16,551 657,264
Pemtron Corp. 3,566 62,030
#*Pentastone Electronics, Inc. 34,815 189,192
People & Technology, Inc. 19,155 723,220
#*Peptron, Inc. 8,951 1,572,098
PharmaResearch Co., Ltd. 5,470 1,156,179
#Pharmicell Co., Ltd. 34,234 418,000
*Philenergy Co., Ltd. 7,869 105,949
#*Philoptics Co., Ltd. 10,334 333,040
#PI Advanced Materials Co.,
Ltd. 16,027 278,247
PKC Co., Ltd. 32,593 161,075
*Polaris AI Corp. 5,301 33,238
#*Polaris Office Corp. 31,376 104,925
POND GROUP Co., Ltd. 11,823 46,632
#Poongsan Corp. 24,689 1,651,260
#Posco DX Co., Ltd. 28,501 670,634
POSCO Future M Co., Ltd. 16,341 2,776,384
POSCO Holdings, Inc. 37,117 11,561,525
#POSCO Holdings, Inc.,
Sponsored ADR 60,764 4,824,662
#Posco International Corp. 41,639 2,450,839
#Posco M-Tech Co., Ltd. 12,842 172,473
POSCO Steeleon Co., Ltd. 30,650 173,377
*Power Logics Co., Ltd. 23,413 81,769
#Protec Co., Ltd. 5,170 286,525
#PSK Holdings, Inc. 3,728 312,426
PSK, Inc. 21,976 1,314,234
Pulmuone Co., Ltd. 16,084 133,383
#Pumtech Korea Co., Ltd. 6,209 173,309
*QRT, Inc. 1,110 15,791
#*Rainbow Robotics 3,300 1,477,346
*Remed Co., Ltd., Class A 6,240 12,979
*Reyon Pharmaceutical Co.,
Ltd. 1,471 10,701
*<RFsemi Technologies, Inc. 2,810 1,053
#*Robostar Co., Ltd. 4,122 202,598
*Robotis Co., Ltd. 4,192 894,531
Rorze Systems Corp. 7,135 45,508
Shares Value †
KOREA, REPUBLIC OF — (Continued)
S&D Co., Ltd. 2,245 $ 83,552
S&S Tech Corp. 9,074 616,068
#S-1 Corp. 7,010 406,932
Sajo Industries Co., Ltd. 2,229 79,800
Sajodaerim Corp. 1,527 33,717
#*Saltlux, Inc. 3,363 53,057
#Sam Chun Dang Pharm Co.,
Ltd. 4,652 1,303,200
#Sam-A Aluminum Co., Ltd. 1,134 52,602
#Samchully Co., Ltd. 1,829 182,012
Samick THK Co., Ltd. 7,566 60,448
*Samil Pharmaceutical Co.,
Ltd. 18,044 108,152
#Samji Electronics Co., Ltd. 9,752 215,002
Samjin Pharmaceutical Co.,
Ltd. 7,857 99,113
Samlip Co., Ltd. 336 11,259
Sammok S-Form Co., Ltd. 4,208 53,451
#SAMPYO Cement Co., Ltd. 34,521 394,040
Ω#*Samsung Biologics Co.,
Ltd. 5,570 5,520,429
Samsung E&A Co., Ltd. 183,591 6,572,736
#Samsung Electro-Mechanics
Co., Ltd. 39,144 21,957,799
Samsung Electronics Co., Ltd. 2,595,232 385,820,291
Samsung Electronics Co., Ltd.,
GDR 15,240 57,058,560
*Samsung Episholdings Co.,
Ltd. 2,800 1,025,081
Samsung Fire & Marine
Insurance Co., Ltd. 24,871 7,730,266
*Samsung Heavy Industries
Co., Ltd. 430,835 9,396,920
Samsung Life Insurance Co.,
Ltd. 52,658 8,857,990
*Samsung Pharmaceutical
Co., Ltd. 91,687 125,488
*Samsung SDI Co., Ltd. 46,102 21,602,542
#Samsung SDS Co., Ltd. 31,440 3,523,010
Samsung Securities Co., Ltd. 67,133 4,865,694
#SAMT Co., Ltd. 68,766 327,788
#Samwha Capacitor Co., Ltd. 8,033 363,955
#Samwha Electric Co., Ltd. 4,006 130,994
#Samyang Foods Co., Ltd. 3,244 2,932,985
Samyoung Co., Ltd. 28,151 214,283
Samyoung M-Tek Co., Ltd. 8,145 73,751
#Sang-A Frontec Co., Ltd. 8,902 164,752
#Sangsin Energy Display
Precision Co., Ltd. 10,433 187,107
#Sanil Electric Co., Ltd. 4,077 731,177
Saramin Co., Ltd. 1,948 22,432
#Satrec Initiative Co., Ltd. 4,411 493,680
#*SD Biosensor, Inc. 32,598 185,056
*SDN Co., Ltd. 54,443 53,188
#SeAH Besteel Holdings Corp. 12,182 620,106
SeAH Holdings Corp. 100 10,943
SeAH Steel Corp. 1,130 135,155
SeAH Steel Holdings Corp. 951 153,884

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Sebo Manufacturing Engineer
Corp. 864 $ 13,689
Seegene, Inc. 18,509 306,362
#Segyung Hitech Co., Ltd. 27,755 89,635
#Sejin Heavy Industries Co.,
Ltd. 20,009 277,228
#*Selvas AI, Inc. 20,682 183,226
#*SEMCNS Co., Ltd. 17,867 171,780
*Seobu T&D 29,252 295,242
Seohan Co., Ltd. 8,910 6,524
#*Seojin System Co., Ltd. 17,452 700,104
*Seoul Auction Co., Ltd. 10,690 49,587
#*Seoul Semiconductor Co.,
Ltd. 42,399 471,958
Seoyon Co., Ltd. 15,200 96,947
Seoyon E-Hwa Co., Ltd. 20,163 191,815
*<Sewon E&C Co., Ltd., Class
A 9,020 274
#SFA Engineering Corp. 10,760 227,794
#*SFA Semicon Co., Ltd. 51,013 285,469
#*SG Co., Ltd., Class A 58,363 104,079
#SGC Energy Co., Ltd. 7,659 308,281
*Shin Heung Energy &
Electronics Co., Ltd. 19,780 140,695
Shinhan Financial Group Co.,
Ltd. 245,096 16,508,286
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 42,729 2,941,464
Shinil Electronics Co., Ltd. 31,549 31,353
Shinsegae International, Inc. 11,631 116,608
Shinsegae, Inc. 5,336 1,464,234
#Shinsung Delta Tech Co.,
Ltd. 8,046 314,636
#*Shinsung E&G Co., Ltd. 182,987 492,876
Shinsung ST. Co., Ltd. 2,701 67,561
Shinwon Corp. 52,325 48,825
#Silicon2 Co., Ltd. 25,251 749,086
*SillaJen, Inc. 16,344 38,513
SIMMTECH Co., Ltd. 15,698 920,797
#SJG Sejong 20,723 111,076
#*SK Biopharmaceuticals Co.,
Ltd. 23,456 1,579,864
*SK Bioscience Co., Ltd. 4,747 137,782
SK Discovery Co., Ltd. 6,135 231,221
#*SK Eternix Co., Ltd. 7,933 310,217
SK Gas, Ltd. 1,946 379,176
SK hynix, Inc. 356,552 309,146,354
Ω#*SK IE Technology Co., Ltd. 11,587 206,241
*SK Innovation Co., Ltd. 21,529 2,122,128
#SK Networks Co., Ltd. 80,746 319,565
#*SK oceanplant Co., Ltd. 21,506 355,968
#*SK Securities Co., Ltd. 178,262 628,580
SK Telecom Co., Ltd. 46,820 3,002,011
#SK Telecom Co., Ltd., ADR 37,588 1,406,167
SK, Inc. 31,029 8,891,131
#*SKC Co., Ltd. 8,418 669,717
#SL Corp. 17,206 729,677
SM Entertainment Co., Ltd. 8,558 557,378
*SMEC Co., Ltd. 55,309 165,196
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Smotronic Co., Ltd., Class A 8,954 $ 16,662
#SNT Energy Co., Ltd. 2,676 101,396
#S-Oil Corp. 37,377 3,389,432
#Solid, Inc. 61,627 710,921
#SOLUM Co., Ltd. 37,603 491,841
Solus Advanced Materials Co.,
Ltd. 24,461 215,881
*Solux Co., Ltd. 33,678 85,603
Songwon Industrial Co., Ltd. 16,505 176,378
SOOP Co., Ltd. 8,295 326,610
Soulbrain Co., Ltd. 2,623 809,961
Soulbrain Holdings Co., Ltd. 2,317 114,038
#SP SAMHWA Co., Ltd. 14,594 92,984
#*SPG Co., Ltd. 11,016 947,709
ST Pharm Co., Ltd. 9,626 989,728
*Straffic Co., Ltd. 14,571 37,773
#*Studio Dragon Corp. 10,124 237,878
*STX Engine Co., Ltd. 4,331 179,874
*Suheung Co., Ltd. 4,530 61,237
*Sukgyung AT Co., Ltd. 1,992 76,822
Sung Kwang Bend Co., Ltd. 14,861 464,907
#Sungshin Cement Co., Ltd. 17,634 135,893
#Sungwoo Hitech Co., Ltd. 70,419 422,077
#Sunic System, Ltd. 5,145 355,557
Sunjin Co., Ltd. 18,189 131,463
#*Suresoft Technologies, Inc. 22,367 113,102
SY Co., Ltd. 22,264 44,882
*SY Steel Tech, Inc. 14,507 36,825
*Synergy Innovation Co., Ltd. 28,873 40,880
#*Synopex, Inc. 103,226 413,405
#Systems Technology, Inc. 9,878 249,081
#T&L Co., Ltd. 4,786 197,481
Tae Kyung Industrial Co., Ltd. 3,996 13,794
#*Taewoong Co., Ltd. 15,963 570,415
*Taeyoung Engineering &
Construction Co., Ltd. 9,760 12,898
*Taihan Cable & Solution Co.,
Ltd. 41,270 1,566,546
#*TCC Steel 16,283 216,602
#TechWing, Inc. 67,774 2,618,292
*Telechips, Inc. 11,919 114,995
#TEMC Co., Ltd. 12,444 143,972
*TERA SCIENCE Co., Ltd. 31,673 2,968
TES Co., Ltd. 11,534 653,220
#*TFE Co., Ltd. 4,132 186,653
*TigerElec Co., Ltd. 2,854 88,033
#*TK Corp. 16,951 526,290
TKG Huchems Co., Ltd. 16,975 216,193
*TLB Co., Ltd. 8,340 492,011
#Tokai Carbon Korea Co., Ltd. 3,258 645,801
*Tongyang Life Insurance Co.,
Ltd. 34,133 191,239
Tonymoly Co., Ltd. 8,770 44,997
Toptec Co., Ltd. 16,349 50,595
Tovis Co., Ltd. 16,753 199,925
#TS Corp. 52,447 102,900
TSE Co., Ltd. 2,414 274,732
Tuksu Construction Co., Ltd. 14,342 65,367

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#TYM Corp. 34,497 $ 187,231
#Unid Co., Ltd. 3,972 253,874
#Union Semiconductor
Equipment & Materials Co.,
Ltd. 25,057 194,280
Uniquest Corp. 9,007 44,513
*Unison Co., Ltd. 98,504 89,591
#*UniTest, Inc. 13,673 169,253
Unitrontech Co., Ltd. 17,816 68,348
Value Added Technology Co.,
Ltd. 5,083 78,822
*Vaxcell-Bio Therapeutics Co.,
Ltd. 8,343 42,075
#VICTEK Co., Ltd. 19,648 76,833
*<Vidente Co., Ltd. 15,266 6,412
#Vieworks Co., Ltd. 6,667 122,039
#*Vina Tech Co., Ltd. 2,888 341,918
#Vitzro Tech Co., Ltd. 14,034 160,380
#Vitzrocell Co., Ltd. 23,602 907,035
#*VIVOZON
PHARMACEUTICAL Co., Ltd. 29,889 65,090
#*VM, Inc. 15,973 575,080
*VT Co., Ltd. 17,966 205,437
*Webcash Corp. 3,047 18,818
Wemade Co., Ltd. 10,755 180,918
*Won Ik Corp. 3,881 27,501
#Won Tech Co., Ltd. 56,384 278,270
#WONIK IPS Co., Ltd. 22,571 1,782,001
#Wonik Materials Co., Ltd. 7,485 263,933
#*WONIK PNE Co., Ltd. 30,156 80,819
#Wonik QnC Corp. 18,000 459,345
Woojin Ntec, Inc. 4,754 87,343
#Woojin, Inc. 14,093 266,524
Woori Financial Group, Inc. 563,839 12,678,014
Woori Financial Group, Inc.,
ADR 39,838 2,814,953
#*Woori Technology, Inc. 98,941 1,440,888
#Worldex Industry & Trading
Co., Ltd. 16,622 367,024
Xexymix Corp. 14,731 43,651
*Xperix, Inc. 31,850 79,131
Y G-1 Co., Ltd. 20,998 223,684
*Y2 Solution Co., Ltd. 16,828 92,241
#*YC Corp. 10,804 159,161
*Ycchem Co., Ltd. 7,594 71,936
#*Yest Co., Ltd. 11,639 213,444
YG Entertainment, Inc. 5,990 218,083
*YMT Co., Ltd. 8,223 99,295
#Youlchon Chemical Co., Ltd. 8,940 155,208
Youngone Holdings Co., Ltd. 3,656 512,708
#Yuanta Securities Korea Co.,
Ltd. 50,073 177,241
Yuhan Corp. 24,717 1,526,481
*Yungjin Pharmaceutical Co.,
Ltd. 43,701 52,151
Yunsung F&C Co., Ltd. 2,682 65,640
#Zeus Co., Ltd. 23,851 259,061
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Zinus, Inc. 9,249 $ 80,505
TOTAL KOREA, REPUBLIC
OF 1,614,375,051
KUWAIT — (0.6%)
A'ayan Leasing & Investment
Co. KSCP 652,883 539,292
A'ayan Real Estate Co SAK 171,226 92,434
*Acico Industries Co. KSC 239,514 341,161
Al Ahli Bank of Kuwait KSCP 872,301 791,454
Al Arabiya Real Estate Co.
KSC 62,836 40,869
*Al Argan International Real
Estate Co. KSCP 120,522 48,209
<Al-Eid Food KSC 86,793 22,863
Ali Alghanim Sons Automotive
Co. KSCC 93,904 308,127
*<Arabi Group Holding KSC 154,926 36,275
Beyout Holding Co. KPSC 81,206 98,239
Boubyan Bank KSCP 740,359 1,634,809
Boursa Kuwait Securities Co.
KPSC 52,561 482,023
Burgan Bank SAK 717,142 468,766
Combined Group Contracting
Co. SAK 85,629 267,330
Commercial Real Estate Co.
KSC 927,686 579,238
Gulf Bank KSCP 1,982,536 2,185,625
Gulf Cables & Electrical
Industries Group Co. KSCP 54,411 341,860
Heavy Engineering & Ship
Building Co. KSCP 128,704 323,121
Humansoft Holding Co. KSC 59,488 464,490
*IFA Hotels & Resorts-KPSC 39,201 112,823
Integrated Holding Co. KCSC 178,282 244,087
*<Kuwait & Gulf Link Transport
Co. Ksc 48,686 8,550
Kuwait Finance House KSCP 7,117,460 18,285,507
Kuwait International Bank
KSCP 790,919 699,610
*Kuwait Real Estate Co. KSC 855,742 968,450
Kuwait Telecommunications
Co. 122,870 258,926
Mabanee Co. KPSC 515,520 1,684,870
*Manazel Holding Co. KSC 193,003 30,629
*Marakez Real Estate
Development Co. KPSC 65,662 45,056
Mezzan Holding Co. KSCC 87,165 362,266
Mobile Telecommunications
Co. KSCP 1,830,539 3,393,194
National Bank of Kuwait SAKP 4,826,764 13,499,242
*Rasiyat Holding Co., Class A 122,439 190,328
Salhia Real Estate Co. KSCP 213,042 273,664
Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC 81,285 39,123
*UniCap Investment and
Finance Co. 10,074 9,533
*United Real Estate Co. SAKP 113,598 99,006

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
KUWAIT — (Continued)
Warba Bank KSCP 2,241,758 $ 2,121,468
TOTAL KUWAIT 51,392,517
MALAYSIA — (1.2%)
#7-Eleven Malaysia Holdings
BHD 600 302
99 Speed Mart Retail Holdings
BHD 394,700 342,872
Able Global BHD 300 114
#Aeon Co. M BHD 773,700 225,983
#*AFFIN Bank BHD 408,225 259,027
Ajinomoto Malaysia BHD 5,900 18,392
Alliance Bank Malaysia BHD 730,623 857,284
Allianz Malaysia BHD 10,100 52,592
#AME Elite Consortium BHD 53,000 20,285
AMMB Holdings BHD 2,510,500 3,887,593
Ancom Nylex BHD 360,059 81,141
#*Astro Malaysia Holdings
BHD 393,100 6,929
Aurelius Technologies BHD 53,100 9,694
#Axiata Group BHD 1,590,800 941,302
Bank Islam Malaysia BHD 269,540 158,812
Batu Kawan BHD 200 1,057
*Berjaya Corp. BHD 2,155,896 141,139
Bermaz Auto BHD 447,768 106,544
British American Tobacco
Malaysia BHD 24,200 37,657
Bursa Malaysia BHD 484,500 1,043,051
*Cape Ems BHD 350,700 26,050
#Carlsberg Brewery Malaysia
BHD 89,600 375,411
CB Industrial Product Holding
BHD 300 91
CCK Consolidated Holdings
BHD 172,200 53,765
CELCOMDIGI BHD 867,900 655,596
*Chin Hin Group BHD 43,500 22,892
CIMB Group Holdings BHD 5,668,636 10,933,338
#Crescendo Corp. BHD 54,000 16,316
CTOS Digital BHD 395,700 70,741
#*Cypark Resources BHD 388,100 68,893
*D&O Green Technologies
BHD 906,300 107,255
#*Dagang NeXchange BHD 1,165,700 88,055
#Dayang Enterprise Holdings
BHD 926,100 471,037
#Dialog Group BHD 1,695,700 969,215
#DRB-Hicom BHD 748,700 222,452
Dufu Technology Corp. BHD 238,000 107,869
Duopharma Biotech BHD 541 174
Dutch Lady Milk Industries
BHD 5,700 46,817
Eastern & Oriental BHD 654,900 133,569
Eco World Development
Group BHD 985,800 511,330
#EG Industries BHD 383,900 116,963
*Ekovest BHD 1,553,300 89,956
#*Elridge Energy Holdings
BHD 141,200 32,176
Far East Holdings BHD 200 197
Shares Value †
MALAYSIA — (Continued)
#Farm Fresh BHD 935,000 $ 597,986
#Formosa Prosonic Industries
BHD 200 50
#Fraser & Neave Holdings
BHD 89,400 704,575
#Frontken Corp. BHD 1,119,100 1,189,123
Gamuda BHD 2,647,956 2,946,989
Gas Malaysia BHD 260,200 353,791
Genting BHD 1,572,300 1,017,452
Genting Malaysia BHD 1,965,500 979,904
*Greatech Technology BHD 492,700 295,260
#Guan Chong BHD 1,221,366 253,714
HAP Seng Consolidated BHD 316,300 230,963
Hap Seng Plantations Holdings
BHD 56,400 30,533
#*Hartalega Holdings BHD 786,200 221,716
#Heineken Malaysia BHD 109,000 627,405
#*Hengyuan Refining Co. BHD 286,600 95,257
Hextar Global BHD 368,700 70,092
Hiap Teck Venture BHD 972,400 75,902
#Hibiscus Petroleum BHD 513,820 284,629
Hong Leong Bank BHD 136,600 765,634
Hong Leong Financial Group
BHD 32,000 151,640
#Hong Leong Industries BHD 8,700 37,941
Hup Seng Industries BHD 202,200 50,658
*IGB BHD 909 547
#IHH Healthcare BHD 782,200 1,737,128
IJM Corp. BHD 1,565,600 950,043
#Inari Amertron BHD 1,260,500 625,251
IOI Corp. BHD 624,700 679,518
IOI Properties Group BHD 858,500 897,086
#ITMAX SYSTEM BHD 119,700 146,178
#*JAKS Resources BHD 641,500 13,730
Jaya Tiasa Holdings BHD 754,300 220,317
#Kelington Group BHD 493,200 741,383
#Kenanga Investment Bank
BHD 136,800 27,040
#Kerjaya Prospek Group BHD 401,600 225,499
#Kim Loong Resources BHD 500 322
#*Kinergy Advancement BHD 787,300 75,330
*<KNM Group BHD 8,500 4
#Kossan Rubber Industries
BHD 848,900 235,123
KPJ Healthcare BHD 1,654,200 1,387,004
Kretam Holdings BHD 900 146
KSL Holdings BHD 236,479 182,205
Kuala Lumpur Kepong BHD 366,366 1,957,519
#Lagenda Properties BHD 47,100 17,196
Land & General BHD 543,300 20,520
#LBS Bina Group BHD 458,100 54,213
#Leong Hup International BHD 1,188,100 221,376
#Lianson Fleet Group BHD 155,200 69,169
Ω*Lotte Chemical Titan
Holding BHD 409,100 43,264
LPI Capital BHD 300 1,121
#Magnum BHD 1,800 580
Mah Sing Group BHD 1,292,100 357,877
#Malakoff Corp. BHD 923,500 198,815

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
MALAYSIA — (Continued)
#Malayan Banking BHD 3,642,866 $ 10,163,151
#Malayan Cement BHD 102,600 179,547
#Malayan Flour Mills BHD 18,200 2,566
Malaysia Smelting Corp. BHD 375,700 174,062
Malaysian Pacific Industries
BHD 82,500 760,708
Malaysian Resources Corp.
BHD 1,828,245 163,421
#Matrix Concepts Holdings
BHD 990,825 336,803
#Maxis BHD 1,434,100 1,260,231
#MBSB BHD 1,763,100 304,098
Mega First Corp. BHD 252,900 197,404
Mi Technovation BHD 131,000 109,510
MISC BHD 149,800 315,706
MKH Oil Palm East Kalimantan
BHD 71 11
#MNRB Holdings BHD 88,100 55,236
Ω#MR DIY Group M BHD 3,467,300 1,457,986
Muhibbah Engineering M BHD 279,800 38,044
#Nationgate Holdings BHD 927,500 172,819
#Nestle Malaysia BHD 42,300 1,154,556
*NEXG BHD 174,600 12,969
#PA Resources BHD 110,900 3,909
Padini Holdings BHD 54,450 20,154
#Pantech Group Holdings BHD 65,700 10,753
#Paramount Corp. BHD 500 127
Pecca Group BHD 188,400 70,208
Perak Transit BHD 908,650 56,054
Petron Malaysia Refining &
Marketing BHD 100 111
#Petronas Chemicals Group
BHD 768,000 1,144,797
#Petronas Dagangan BHD 202,600 1,029,452
Petronas Gas BHD 86,200 386,777
*Pharmaniaga BHD 3,034,300 187,184
#PPB Group BHD 246,100 713,854
Press Metal Aluminium
Holdings BHD 2,217,600 4,818,806
Public Bank BHD 7,242,900 8,535,005
QL Resources BHD 1,415,200 1,354,088
#*Ranhill Utilities BHD 444,734 203,806
RGB International BHD 800,500 44,344
RHB Bank BHD 1,831,434 3,753,713
Sam Engineering & Equipment
M BHD 41,000 40,262
#Sarawak Oil Palms BHD 33,349 38,207
#Scientex BHD 306,000 291,245
SD Guthrie BHD 1,268,942 1,980,974
Sime Darby BHD 2,522,300 1,371,816
#Sime Darby Property BHD 2,206,100 788,786
#SKP Resources BHD 1,190,300 119,884
#*Solarvest Holdings BHD 360,100 246,625
Southern Cable Group BHD 344,700 164,039
SP Setia BHD Group 2,019,800 528,917
Sports Toto BHD 32,256 10,965
#Sunway BHD 1,427,400 1,933,630
#Sunway Construction Group
BHD 542,300 935,353
Shares Value †
MALAYSIA — (Continued)
*Sunway Healthcare Holdings
BHD 142,740 $ 67,929
#Syarikat Takaful Malaysia
Keluarga BHD 330,160 275,999
Ta Ann Holdings BHD 151,900 207,684
#*Tanco Holdings BHD 573,000 225,074
#Telekom Malaysia BHD 940,314 1,771,005
Tenaga Nasional BHD 1,384,200 5,067,674
TIME dotCom BHD 713,900 1,085,725
Top Glove Corp. BHD 4,205,800 767,771
*Tropicana Corp. BHD 211,100 64,316
TSH Resources BHD 418,600 138,075
#Uchi Technologies BHD 46,400 32,713
#UEM Sunrise BHD 1,522,900 247,330
Unisem M BHD 177,000 149,301
United Malacca BHD 200 298
United Plantations BHD 164,800 1,317,072
UOA Development BHD 400 181
Velesto Energy BHD 4,300,900 368,200
ViTrox Corp. BHD 3,200 4,391
#VS Industry BHD 2,985,402 157,858
Wasco BHD 219,000 61,208
#*WCT Holdings BHD 1,098,110 131,336
Wellcall Holdings BHD 700 217
#Westports Holdings BHD 730,900 1,049,007
#Yinson Holdings BHD 651,719 351,172
#YTL Corp. BHD 3,949,200 2,028,545
#YTL Power International BHD 3,094,219 2,976,184
Zetrix Ai BHD 5,488,113 1,133,137
TOTAL MALAYSIA 112,700,721
MEXICO — (1.7%)
*Alpek SAB de CV, Class A 309,082 220,622
Alsea SAB de CV 549,724 1,614,139
America Movil SAB de CV,
ADR 454,541 12,090,791
America Movil SAB de CV,
Class B 2,533,828 3,358,277
#Arca Continental SAB de CV 342,765 4,107,817
ΩBanco del Bajio SA 766,221 2,392,472
#Becle SAB de CV 25,121 20,183
Bolsa Mexicana de Valores
SAB de CV 459,070 1,031,544
Cemex SAB de CV,
Preference 3,721,289 4,558,111
Cemex SAB de CV,
Sponsored ADR 740,417 9,107,129
*Cia Minera Autlan SAB de
CV, Class B 500 212
Coca-Cola Femsa SAB de CV 160,125 1,618,075
Coca-Cola Femsa SAB de CV,
Sponsored ADR 18,968 1,926,769
Consorcio ARA SAB de CV 25,100 6,608
#*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 130,696 97,470
Corp Inmobiliaria Vesta SAB
de CV 766,692 2,722,299
Corp Inmobiliaria Vesta SAB
de CV, ADR 4,090 145,604

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
MEXICO — (Continued)
El Puerto de Liverpool SAB
de CV 74,898 $ 442,408
Fomento Economico Mexicano
SAB de CV 292,370 3,446,767
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 40,294 4,764,363
#GCC SAB de CV 156,075 1,839,532
#Genomma Lab Internacional
SAB de CV, Class B 554,902 522,201
Gentera SAB de CV 1,205,290 3,149,501
Gruma SAB de CV, Class B 118,748 2,055,713
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 210,209 2,782,820
Grupo Aeroportuario del
Centro Norte SAB de CV,
Sponsored ADR 3,964 420,224
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 23,160 579,542
#Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 27,843 7,012,816
Grupo Aeroportuario del
Sureste SAB de CV, Class B 18,696 568,332
Grupo Aeroportuario
del Sureste SAB de CV,
Sponsored ADR 9,778 2,990,503
#Grupo Bimbo SAB de CV,
Class A 867,414 2,946,196
#Grupo Carso SAB de CV 305,103 2,313,884
Grupo Comercial Chedraui SA
de CV 229,251 1,339,087
Grupo Financiero Banorte SAB
de CV, Class O 1,633,568 17,693,877
#Grupo Financiero Inbursa
SAB de CV, Class O 1,050,536 2,579,548
Grupo Herdez SAB de CV 17,731 67,372
*Grupo Hotelero Santa Fe
SAB de CV 600 171
*Grupo Industrial Saltillo SAB
de CV 600 428
Grupo Mexico SAB de CV,
Class B 1,582,222 17,275,060
*Grupo Nutrisa SAB de CV 17,731 3,979
#*Grupo Rotoplas SAB de CV 28,236 20,655
*Grupo Simec SAB de CV,
Class B 100 948
Grupo Televisa SAB 652,210 370,946
*Industrias Penoles SAB de
CV 124,374 6,254,921
Kimberly-Clark de Mexico SAB
de CV, Class A 1,205,565 2,719,268
La Comer SAB de CV 274,349 621,955
Medica Sur SAB de CV, Class
B 100 340
Megacable Holdings SAB de
CV 359,106 1,253,959
*Minera Frisco SAB de CV 600 324
Ω*Nemak SAB de CV 1,611,492 302,753
Shares Value †
MEXICO — (Continued)
*Orbia Advance Corp. SAB
de CV 714,779 $ 853,473
Organizacion Soriana SAB de
CV, Class B 600 1,147
*Promotora de Hoteles Norte
19 SAB De CV, Class L 21,900 7,629
Promotora y Operadora de
Infraestructura SAB de CV 279,372 4,412,648
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 80 914
#Qualitas Controladora SAB
de CV 148,163 1,473,931
Regional SAB de CV 277,339 2,331,219
*Vitro SAB de CV, Series A,
Class A 100 32
Wal-Mart de Mexico SAB de
CV 2,670,101 8,396,669
TOTAL MEXICO 148,836,177
PERU — (0.1%)
Cementos Pacasmayo SAA,
ADR 561 5,975
Credicorp, Ltd. 28,590 9,268,020
Intercorp Financial Services,
Inc. 1,658 73,914
TOTAL PERU 9,347,909
PHILIPPINES — (0.3%)
Aboitiz Equity Ventures, Inc. 296,300 140,257
Aboitiz Power Corp. 422,200 312,486
ACEN Corp. 1,700,540 78,561
Alliance Global Group, Inc. 255,200 35,535
Apex Mining Co., Inc. 1,674,700 445,134
Asia United Bank Corp. 600 413
*Atlas Consolidated Mining &
Development Corp. 20,700 2,545
Ayala Corp. 166,600 1,267,217
Ayala Land, Inc. 4,227,900 1,038,492
Bank of the Philippine Islands 782,884 1,139,782
BDO Unibank, Inc. 1,776,322 3,299,813
*Bloomberry Resorts Corp. 1,968,700 64,369
Cebu Landmasters, Inc. 49,952 1,845
Century Pacific Food, Inc. 405,700 188,084
China Banking Corp. 46,720 45,675
Converge Information and
Communications Technology
Solutions, Inc. 1,661,500 343,246
D&L Industries, Inc. 795,700 46,338
DigiPlus Interactive Corp. 1,289,300 284,810
DMCI Holdings, Inc. 951,700 148,464
*DoubleDragon Corp. 67,100 10,478
East West Banking Corp. 4,900 1,121
Emperador, Inc. 112,500 27,853
First Philippine Holdings Corp. 1,010 1,323
*Global Ferronickel Holdings,
Inc. 3,000 102
Globe Telecom, Inc. 12,331 330,365
GT Capital Holdings, Inc. 68,680 528,437

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
PHILIPPINES — (Continued)
International Container
Terminal Services, Inc. 726,600 $ 8,391,802
JG Summit Holdings, Inc. 1,001,510 441,495
Jollibee Foods Corp. 282,890 731,672
LT Group, Inc. 700,500 170,923
MacroAsia Corp. 107,700 7,743
Manila Electric Co. 46,160 489,570
Manila Water Co., Inc. 494,800 354,147
Megaworld Corp. 5,073,000 171,644
Metropolitan Bank & Trust Co. 1,483,690 1,617,035
Nickel Asia Corp. 1,321,300 107,896
Oceanagold Philippines, Inc. 37,400 20,381
Petron Corp. 5,000 239
Philex Mining Corp. 1,250,100 191,150
Philippine National Bank 52,180 48,806
Philippine Stock Exchange,
Inc. (The) 40 142
*Philweb Corp. 120,000 21,472
*<Phoenix Petroleum
Philippines, Inc. 300 4
PLDT, Inc. 36,105 734,140
PLDT, Inc., Sponsored ADR 2,505 50,701
*<PNB Holdings Corp. 78 2
Puregold Price Club, Inc. 661,600 461,694
Rizal Commercial Banking
Corp. 1,000 374
Robinsons Land Corp. 1,040,000 293,349
Robinsons Retail Holdings,
Inc. 32,050 24,607
San Miguel Corp. 173,420 202,970
Security Bank Corp. 218,530 230,883
Semirara Mining & Power
Corp., Class A 578,200 244,542
SM Investments Corp. 87,145 859,046
SM Prime Holdings, Inc. 3,515,100 1,086,407
Synergy Grid & Development
Phils, Inc. 630,500 233,841
Universal Robina Corp. 624,050 619,228
Vistamalls, Inc. 2,000 34
TOTAL PHILIPPINES 27,590,684
POLAND — (1.1%)
#*11 bit studios SA 1,272 56,040
AB SA 48 1,666
Agora SA 40 94
Alior Bank SA 110,510 3,768,009
Ω*Allegro.eu SA 364,381 2,986,310
Apator SA 66 464
ASBISc Enterprises PLC 27,495 486,734
Asseco Poland SA 29,235 1,466,422
Asseco South Eastern Europe
SA 1,016 16,964
Auto Partner SA 47,929 283,924
Bank Handlowy w Warszawie
SA 9,287 292,730
*Bank Millennium SA 276,639 1,360,557
*Bank Ochrony Srodowiska SA 92 256
Bank Polska Kasa Opieki SA 116,007 7,233,257
*Benefit Systems SA 1,343 1,480,134
Shares Value †
POLAND — (Continued)
#Budimex SA 11,168 $ 2,024,727
#*Bumech SA 7,206 40,662
CD Projekt SA 28,775 2,185,042
*Celon Pharma SA 1,579 9,245
*Cognor Holding SA 46,003 64,579
#Creepy Jar SA 130 21,061
Cyber Folks SA 2,203 109,865
#*Cyfrowy Polsat SA 187,182 773,865
#*Datawalk SA 910 31,893
Develia SA 904 2,615
Ω*Dino Polska SA 337,487 2,981,163
Dom Development SA 1,154 82,351
Echo Investment SA 274 389
Enea SA 273,921 1,660,402
Erste Bank Polska SA 21,509 3,650,616
#*Eurocash SA 65,815 95,747
#*Grupa Azoty SA 56,011 282,262
Grupa Kety SA 9,432 2,876,846
#ING Bank Slaski SA 6,716 725,744
#Inter Cars SA 393 80,021
*KGHM Polska Miedz SA 92,759 7,738,862
LPP SA 721 4,346,581
#*Lubelski Wegiel Bogdanka
SA 14,946 103,980
*mBank SA 13,284 4,178,015
Mirbud SA 52,568 160,048
Mo-BRUK SA 872 85,292
#*Modivo SA 36,650 802,192
Neuca SA 136 26,605
NEWAG SA 473 14,544
Orange Polska SA 409,390 1,677,874
ORLEN SA 391,315 14,331,182
Pepco Group NV 168,019 1,492,977
*PGE Polska Grupa
Energetyczna SA 861,246 2,527,214
*PKP Cargo SA 8,945 35,170
*Polimex-Mostostal SA 72,471 159,243
*Polski Holding Nieruchomosci
SA, Class A 20 53
Powszechna Kasa
Oszczednosci Bank Polski SA 467,395 12,187,762
Powszechny Zaklad
Ubezpieczen SA 350,964 6,150,138
#Rainbow Tours SA 10,818 399,706
*Syn2bio SA 5,068 40,495
Synektik SA 5,068 401,038
*Tauron Polska Energia SA 1,198,204 3,125,089
TEN Square Games SA 2,970 87,887
#Text SA 10,937 117,585
*VRG SA 394 571
Warsaw Stock Exchange 22,666 469,320
#Wirtualna Polska Holding SA 663 10,595
ΩXTB SA 72,988 2,051,241
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 12 246
TOTAL POLAND 99,854,161
QATAR — (0.5%)
Aamal Co. 791,964 168,790

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
QATAR — (Continued)
Al Khaleej Takaful Group QSC 218,880 $ 152,513
Al Meera Consumer Goods
Co. QSC 14,746 54,877
Al Rayan Bank 4,458,903 2,651,339
*Baladna 913,940 324,058
Barwa Real Estate Co. 1,374,125 888,785
Commercial Bank PSQC (The) 2,458,828 2,907,238
Doha Bank QPSC 2,085,050 1,546,178
Doha Insurance Co. QSC 21,259 17,224
Dukhan Bank 181,291 172,627
*Estithmar Holding QPSC 929,205 1,006,788
Gulf International Services
QSC 1,377,330 786,073
Gulf Warehousing Co. 284,872 171,346
Industries Qatar QSC 491,484 1,613,082
Lesha Bank LLC 821,923 436,809
Mannai Corp. QSC 123,780 176,100
*Mazaya Real Estate
Development QPSC 874,392 136,886
Medicare Group 252,386 382,287
Meeza QSTP LLC 39,336 35,004
Mesaieed Petrochemical
Holding Co. 3,874,160 1,261,948
Nebras Energy 211,778 852,114
Ooredoo QPSC 515,862 1,941,035
Qatar Aluminum Manufacturing
Co. 2,769,777 1,230,082
Qatar Fuel QSC 304,100 1,196,856
Qatar Gas Transport Co., Ltd. 2,300,255 2,703,953
Qatar Industrial Manufacturing
Co. QSC 12,733 7,781
Qatar Insurance Co. SAQ 122,450 77,116
Qatar International Islamic
Bank QSC 302,111 938,444
Qatar Islamic Bank QPSC 645,983 3,942,253
Qatar Islamic Insurance Group 10,513 24,578
Qatar National Bank QPSC 2,965,488 14,131,068
Qatar National Cement Co.
QSC 29,203 22,514
Salam International
Investment, Ltd. QSC 839,599 179,403
United Development Co. QSC 1,770,913 413,424
Vodafone Qatar PQSC 440,550 322,457
*Widam Food Co. 160,170 66,866
TOTAL QATAR 42,939,896
RUSSIAN FEDERATION — (0.0%)
*<Gazprom PJSC, Class A,
ADR 48,253 –
*<Lenta International Co.
PJSC, Class A, GDR 130 –
*<Magnitogorsk Iron & Steel
Works PJSC, GDR 3,750 –
*<PhosAgro PJSC, GDR 28 –
*<Polyus PJSC, Class G, GDR 782 –
*<RusHydro PJSC, ADR 2,375 –
*<Sberbank of Russia PJSC,
ADR 98,183 –
*<Severstal PAO, GDR 7,488 –
Shares Value †
RUSSIAN FEDERATION — (Continued)
*<VTB Bank PJSC, GDR 59,710 $ –
TOTAL RUSSIAN
FEDERATION –
SAUDI ARABIA — (2.5%)
Abdullah Al Othaim Markets
Co. 278,355 455,699
*ACWA Power Co. 58,737 2,634,199
Ades Holding Co. 129,807 678,368
*Advanced Building Industries
Co. 30,388 320,855
*Advanced Petrochemical Co. 86,938 641,633
*AFG International Co 40,647 174,596
Al Babtain Power &
Telecommunication Co. 46,567 826,299
Al Hammadi Holding 50,370 353,752
Al Hassan Ghazi Ibrahim
Shaker Co. 28,891 122,250
Al Jouf Agricultural
Development Co. 13,809 178,057
*Al Jouf Cement Co. 43,600 58,474
*Al Khaleej Training and
Education Co. 31,691 139,422
Al Masane Al Kobra Mining
Co. 19,794 429,604
Al Rajhi Bank 1,707,820 31,214,788
Al Taiseer Group TALCO
Industrial Co. 1,609 15,067
*Al Yamamah Steel Industries
Co. 24,768 276,836
Alamar Foods 12,333 150,475
Alandalus Property Co. 19,658 78,254
Alaseel Co. 144,535 143,360
Al-Dawaa Medical Services
Co. 22,223 277,306
Aldrees Petroleum and
Transport Services Co. 68,165 2,180,989
Alinma Bank 1,135,952 7,366,045
AlJazira Takaful Ta'awuni Co. 25,398 77,064
AlKhorayef Water & Power
Technologies Co. 16,403 551,067
*Allianz Saudi Fransi
Cooperative Insurance Co. 9,088 21,542
Almarai Co. JSC 351,469 3,877,826
Almawarid Manpower Co. 7,192 164,052
Almunajem Foods Co. 1,574 22,914
Alujain Corp. 34,683 278,537
Arab National Bank 695,181 3,996,295
Arabian Cement Co. 36,477 230,698
ΩArabian Centres Co. 153,363 717,643
*Arabian Drilling Co. 22,867 554,222
Arabian Internet &
Communications Services Co. 17,615 1,042,669
Arabian Pipes Co. 82,808 160,295
*Arabian Shield Cooperative
Insurance Co. 27,284 81,186
Arriyadh Development Co. 85,634 412,587
*ARTEX Industrial Investment
Co. 14,566 39,925
Astra Industrial Group Co. 27,664 1,040,028

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
Ataa Educational Co. 8,393 $ 125,990
*BAAN Holding Group Co. 123,045 63,975
Bank AlBilad 571,686 3,819,878
Bank Al-Jazira 581,555 1,823,513
Banque Saudi Fransi 888,782 4,576,025
Basic Chemical Industries, Ltd. 8,997 61,987
*Bawan Co. 34,791 405,748
BinDawood Holding Co. 156,797 219,068
Bupa Arabia for Cooperative
Insurance Co. 43,374 2,110,587
Catrion Catering Holding Co. 30,348 569,657
*Chubb Arabia Cooperative
Insurance Co. 15,128 74,702
City Cement Co. 70,169 233,865
Co. for Cooperative Insurance
(The) 65,545 2,275,419
Dallah Healthcare Co. 22,212 736,156
*Dar Al Arkan Real Estate
Development Co. 449,629 2,121,966
Dr Soliman Abdel Kader
Fakeeh Hospital Co. 3,163 30,647
Dr. Sulaiman Al Habib Medical
Services Group Co. 67,354 4,353,182
East Pipes Integrated Co. for
Industry 14,159 747,496
Eastern Province Cement Co. 30,354 189,707
Electrical Industries Co. 462,828 2,241,023
Elm Co. 12,857 2,008,852
*Emaar Economic City 74,555 220,057
Etihad Etisalat Co. 356,221 6,173,674
Etihad GO Telecom Co. 19,116 491,343
*Filling & Packing Materials
Manufacturing Co, Class A 1,837 14,194
First Milling Co. 12,136 176,677
Fitaihi Holding Group 101,836 71,955
Gulf Insurance Group 17,089 113,729
*Halwani Brothers Co. 4,067 34,397
*Herfy Food Services Co. 14,663 58,488
*Jabal Omar Development Co. 69,788 294,373
Jamjoom Pharmaceuticals
Factory Co. 11,973 496,095
Jarir Marketing Co. 464,570 1,864,226
*L'Azurde Co. for Jewelry 26,834 81,064
Leejam Sports Co. JSC 15,842 336,650
*Liva Insurance Co., Class H 10,065 27,293
*Lumi Rental Co. 18,113 189,413
Maharah Human Resources
Co. 262,378 422,547
*Malath Cooperative Insurance
Co. 10,470 24,957
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 50,618 187,329
*Methanol Chemicals Co. 20,365 48,164
Middle East Healthcare Co. 48,002 472,533
*Middle East Paper Co. 43,438 202,568
Middle East Pharmaceutical
Co. 4,890 133,642
Shares Value †
SAUDI ARABIA — (Continued)
Middle East Specialized
Cables Co. 16,546 $ 138,527
Mobile Telecommunications
Co. Saudi Arabia 436,078 1,363,870
Modern Mills Co. 6,780 51,485
Mouwasat Medical Services
Co. 51,407 932,056
Nahdi Medical Co. 26,924 753,772
*Najran Cement Co. 48,587 78,377
*Nama Chemicals Co. 3,443 17,204
*National Agriculture
Development Co. (The) 107,689 460,273
National Co. for Glass
Industries (The) 9,404 95,281
National Co. for Learning &
Education 6,609 207,759
National Gas &
Industrialization Co. 8,557 186,974
*National Gypsum 7,278 28,933
*National Industrialization Co. 249,609 696,150
National Medical Care Co. 12,969 410,803
*National Metal Manufacturing
& Casting Co., Class A 9,228 30,781
Northern Region Cement Co. 64,972 121,958
*Perfect Presentation For
Commercial Services Co. 77,188 144,271
Power & Water Utility Co. for
Jubail & Yanbu 27,749 252,445
Qassim Cement Co. (The) 30,099 349,583
*Rabigh Refining &
Petrochemical Co. 312,637 1,236,210
*Rasan Information
Technology Co. 2,975 112,162
*Red Sea International Co. 21,948 143,667
Retal Urban Development Co.,
Class A 137,714 543,806
Riyad Bank 1,552,806 8,591,048
Riyadh Cables Group Co. 34,984 1,235,004
Riyadh Cement Co. 19,849 126,858
SABIC Agri-Nutrients Co. 164,179 6,378,051
Sahara International
Petrochemical Co. 324,090 1,386,920
SAL Saudi Logistics Services 23,417 1,026,464
*Saudi Arabian Amiantit Co. 18,159 74,950
*Saudi Arabian Mining Co. 551,378 9,644,153
ΩSaudi Arabian Oil Co. 3,406,240 25,211,898
Saudi Aramco Base Oil Co. 39,000 1,311,265
*Saudi Automotive Services
Co. 36,836 500,412
Saudi Awwal Bank 734,295 6,664,552
Saudi Basic Industries Corp. 430,115 7,024,275
Saudi Cement Co. 5,929 53,844
Saudi Ceramic Co. 50,409 413,971
Saudi Chemical Co. Holding 318,975 712,708
Saudi Co. For Hardware CJSC 8,627 57,023
*Saudi Darb Investment Co. 67,497 39,233
Saudi Energy Co. 581,298 2,749,561
Saudi Ground Services Co. 31,471 265,664

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
Saudi Industrial Investment
Group 216,352 $ 804,722
Saudi Investment Bank (The) 237,685 839,708
*Saudi Kayan Petrochemical
Co. 203,446 324,928
Saudi Manpower Solutions Co. 116,919 174,264
*Saudi Marketing Co. 6,909 24,114
Saudi National Bank (The) 1,557,294 16,309,961
*Saudi Paper Manufacturing
Co. 12,130 187,747
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 41,766 349,674
*Saudi Printing & Packaging
Co. 4,617 9,553
*Saudi Public Transport Co. 56,712 172,230
*Saudi Real Estate Co. 98,799 363,532
*Saudi Reinsurance Co. 62,482 442,147
*Saudi Research & Media
Group 17,450 358,259
Saudi Steel Pipe Co. 20,395 312,682
Saudi Tadawul Group Holding
Co. 19,133 675,432
Saudi Telecom Co. 1,282,516 14,888,881
Saudia Dairy & Foodstuff Co. 3,269 179,553
*Savola Group (The) 26,674 192,312
Scientific & Medical Equipment
House Co. 9,679 79,486
*Seera Group Holding 112,022 638,888
*Sinad Holding Co. 47,869 111,041
Southern Province Cement Co. 20,213 113,609
Sumou Real Estate Co. 15,476 124,287
Sustained Infrastructure
Holding Co. 51,348 472,886
Tabuk Cement Co. 11,919 25,424
*Takween Advanced Industries
Co. 13,837 19,406
Tanmiah Food Co. 7,212 125,761
Theeb Rent A Car Co. 43,877 335,994
*Umm Al-Qura Cement Co. 19,199 72,691
United Electronics Co. 30,548 655,676
United International
Transportation Co. 240,140 2,658,476
United Wire Factories Co. 4,141 19,179
*Walaa Cooperative Insurance
Co. 41,360 106,970
*Wataniya Insurance Co. 7,424 26,762
Yamama Cement Co. 54,084 383,296
Yanbu Cement Co. 73,717 298,563
Yanbu National Petrochemical
Co. 174,947 1,713,786
Zahrat Al Waha For Trading
Co. 84,647 58,906
TOTAL SAUDI ARABIA 229,384,676
SOUTH AFRICA — (3.0%)
Absa Group, Ltd. 766,980 10,701,897
Advtech, Ltd. 219,792 561,325
AECI, Ltd. 140,908 932,355
Afrimat, Ltd. 61,893 120,525
Shares Value †
SOUTH AFRICA — (Continued)
Alexander Forbes Group
Holdings, Ltd. 2,406 $ 1,085
Altron, Ltd., Class A 77 104
Anglogold Ashanti PLC 65,781 6,111,055
Anglogold Ashanti PLC 212,575 19,924,655
Aspen Pharmacare Holdings,
Ltd. 227,242 1,891,416
Astral Foods, Ltd. 49,158 720,356
AVI, Ltd. 298,789 1,783,788
Bid Corp., Ltd. 267,291 6,523,981
Bidvest Group, Ltd. 262,070 3,661,291
Blu Label Unlimited Group,
Ltd. 452,796 240,226
Capitec Bank Holdings, Ltd. 43,250 11,201,413
City Lodge Hotels, Ltd. 1,121 288
Clicks Group, Ltd. 184,305 2,899,769
Coronation Fund Managers,
Ltd. 280,976 748,709
DataTec, Ltd. 192,185 823,633
ΩDis-Chem Pharmacies, Ltd. 417,858 913,283
Discovery, Ltd. 433,833 6,713,241
DRDGOLD, Ltd. 387,250 1,053,691
DRDGOLD, Ltd., ADR 2,700 73,332
Famous Brands, Ltd. 22,818 73,031
FirstRand, Ltd. 2,904,409 15,344,671
Foschini Group, Ltd. 314,124 1,315,559
Gold Fields, Ltd. 45,044 1,920,439
#Gold Fields, Ltd., Sponsored
ADR 551,749 23,438,298
Grindrod, Ltd. 601,220 808,227
Harmony Gold Mining Co., Ltd. 283,688 4,474,796
#Harmony Gold Mining Co.,
Ltd., Sponsored ADR 257,775 4,065,112
Hudaco Industries, Ltd. 1,566 18,046
Impala Platinum Holdings, Ltd. 657,961 9,150,780
Investec, Ltd. 182,435 1,514,101
Invicta Holdings, Ltd. 101 224
JSE, Ltd. 73,254 691,088
*KAP, Ltd. 324,226 47,178
Kumba Iron Ore, Ltd. 46,316 866,636
Lewis Group, Ltd. 132 672
Life Healthcare Group
Holdings, Ltd. 1,287,186 954,213
Merafe Resources, Ltd. 5,497 379
Momentum Group, Ltd. 1,251,271 2,835,965
Motus Holdings, Ltd. 215,455 1,437,614
Mpact, Ltd. 860 1,117
Mr. Price Group, Ltd. 206,242 1,926,572
MTN Group, Ltd. 1,332,500 16,676,198
Nedbank Group, Ltd. 435,026 6,958,853
*NEPI Rockcastle NV 548,625 4,632,103
Netcare, Ltd. 1,615,849 1,672,936
Ninety One, Ltd. 170,374 477,047
Northam Platinum Holdings,
Ltd. 243,702 4,669,739
Oceana Group, Ltd. 4,225 14,168
Old Mutual, Ltd. 3,967,156 3,228,362
Omnia Holdings, Ltd. 220,959 1,276,534
OUTsurance Group, Ltd. 647,680 2,744,690

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
SOUTH AFRICA — (Continued)
ΩPepkor Holdings, Ltd. 2,925,015 $ 3,848,058
*Pick n Pay Stores, Ltd. 489,734 577,710
PPC, Ltd. 1,068,032 388,840
Premier Group, Ltd. 7,611 83,002
PSG Financial Services, Ltd. 380,454 643,582
Rainbow Chicken 504 187
Raubex Group, Ltd. 178,169 547,096
RCL Foods, Ltd. 504 256
Reunert, Ltd. 170,951 714,309
Sanlam, Ltd. 1,472,658 7,545,829
Santam, Ltd. 33,556 801,526
*Sappi, Ltd. 100,834 97,211
*Sasol, Ltd. 304,703 4,196,508
Shoprite Holdings, Ltd. 450,708 7,577,292
Sibanye Stillwater, Ltd. 2,126,541 6,324,868
Sibanye Stillwater, Ltd., ADR 134,614 1,618,060
Southern Sun, Ltd. 131,824 79,410
*SPAR Group, Ltd. (The) 66,163 255,976
Spur Corp., Ltd. 194 488
Stadio Holdings, Ltd. 60 42
Standard Bank Group, Ltd. 968,695 18,590,243
Sun International, Ltd. 222,220 627,805
Super Group, Ltd. 324,651 309,099
Telkom SA SOC, Ltd. 371,208 1,335,904
Thungela Resources, Ltd. 114,505 995,919
Tiger Brands, Ltd. 122,335 2,124,380
Truworths International, Ltd. 323,310 1,002,261
Tsogo Sun, Ltd. 39,750 16,662
Valterra Platinum, Ltd. 98,460 7,870,904
Vodacom Group, Ltd. 504,253 4,266,826
We Buy Cars Holdings, Ltd. 115,589 263,017
Wilson Bayly Holmes-Ovcon,
Ltd. 45,604 468,984
Woolworths Holdings, Ltd. 866,539 2,707,545
Zeda, Ltd. 165,581 143,768
TOTAL SOUTH AFRICA 266,860,333
TAIWAN — (24.9%)
91APP, Inc. 62,000 128,170
#ABC Taiwan Electronics
Corp. 57,000 53,520
#Ability Enterprise Co., Ltd. 205,999 509,723
Ability Opto-Electronics
Technology Co., Ltd. 38,000 129,527
#AcBel Polytech, Inc. 528,611 789,968
Accton Technology Corp. 364,000 26,193,249
Ace Pillar Co., Ltd. 10,000 26,606
Acer Cyber Security, Inc. 12,000 63,059
Acer E-Enabling Service
Business, Inc. 9,000 55,106
#Acer, Inc. 2,145,000 1,868,485
#ACES Electronic Co., Ltd. 139,000 382,108
*Acon Holding, Inc. 202,000 44,564
#Acter Group Corp., Ltd. 89,000 2,317,379
Action Electronics Co., Ltd. 176,000 70,546
#Actron Technology Corp. 53,722 230,592
#ADATA Technology Co., Ltd. 261,845 3,603,163
Addcn Technology Co., Ltd. 9,089 44,320
#*Adimmune Corp. 310,000 173,176
Shares Value †
TAIWAN — (Continued)
Adlink Technology, Inc. 39,000 $ 92,316
#Advanced Ceramic X Corp. 31,000 167,306
#Advanced Energy Solution
Holding Co., Ltd. 10,000 348,751
Advanced International
Multitech Co., Ltd. 92,000 171,024
#*Advanced Optoelectronic
Technology, Inc. 118,000 98,878
Advanced Power Electronics
Corp. 85,000 317,900
#Advanced Wireless
Semiconductor Co. 138,000 627,184
Advancetek Enterprise Co.,
Ltd. 109,000 90,132
#Advantech Co., Ltd. 314,680 3,570,435
Aero Win Technology Corp. 16,000 17,725
Aerospace Industrial
Development Corp. 114,000 168,925
#AIC, Inc. 15,654 330,031
Air Asia Co., Ltd. 18,000 26,672
Airoha Technology Corp. 2,000 34,780
Airtac International Group 87,046 3,997,284
Alchip Technologies, Ltd. 48,000 6,264,262
*Algoltek, Inc. 14,000 21,187
*ALI Corp. 17,000 12,609
Allied Circuit Co., Ltd. 7,549 99,114
Allied Supreme Corp. 45,000 314,586
Allis Electric Co., Ltd. 147,503 512,090
Alltek Technology Corp. 237,200 390,785
Alltop Technology Co., Ltd. 48,000 499,929
#Alpha Networks, Inc. 194,000 205,728
Altek Corp. 311,957 396,783
#Amazing Microelectronic
Corp. 88,887 217,136
AMPACS Corp. 24,000 22,497
Ampak Technology, Inc. 29,000 57,388
Ampire Co., Ltd. 68,000 54,191
Ample Electronic Technology
Co., Ltd. 18,650 141,856
#AMPOC Far-East Co., Ltd. 97,372 378,000
#AmTRAN Technology Co.,
Ltd. 490,014 651,094
*Amulaire Thermal
Technology, Inc. 16,000 15,048
#Analog Integrations Corp. 9,000 119,869
Anderson Industrial Corp. 133,000 120,892
*Andes Technology Corp. 7,000 50,482
*Anji Technology Co., Ltd. 77,239 81,421
Anpec Electronics Corp. 44,000 327,037
Aopen, Inc. 31,000 47,452
Apac Opto Electronics, Inc. 38,000 256,655
Apacer Technology, Inc. 95,000 659,629
#APAQ Technology Co., Ltd. 26,000 132,525
Apex Biotechnology Corp. 60,000 54,064
#*Apex International Co., Ltd. 231,738 381,787
Apex Science & Engineering 54,060 18,171
#*Apogee Optocom Co., Ltd. 23,000 162,240
ARBOR Technology Corp. 16,000 26,309
#Arcadyan Technology Corp. 127,000 637,315

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
Ardentec Corp. 374,000 $ 2,301,756
Ares International Corp. 14,000 23,242
#Argosy Research, Inc. 70,000 367,845
ASE Technology Holding Co.,
Ltd. 1,335,000 20,140,132
#ASE Technology Holding Co.,
Ltd., ADR 536,000 16,835,760
Asia Electronic Material Co.,
Ltd. 32,000 44,337
Asia Metal Industries, Inc. 20,000 241,127
#Asia Optical Co., Inc. 183,000 799,934
#Asia Polymer Corp. 287,000 136,324
Asia Tech Image, Inc. 41,000 93,039
Asia Vital Components Co.,
Ltd. 229,623 20,545,731
ASIX Electronics Corp. 31,000 100,775
ASMedia Technology, Inc. 8,000 344,648
*ASolid Technology Co., Ltd. 39,000 107,826
ASPEED Technology, Inc. 20,000 10,399,407
ASROCK, Inc. 29,000 215,547
#Asustek Computer, Inc. 483,000 8,856,791
#ATE Energy International
Co., Ltd. 99,678 75,188
Aten International Co., Ltd. 14,000 30,576
#*AUO Corp. 4,713,200 2,558,571
AURAS Technology Co., Ltd. 36,000 1,295,271
#Aurona Industries, Inc. 55,000 139,390
#Aurotek Corp. 51,000 178,668
#Avalue Technology, Inc. 48,000 137,405
AVer Information, Inc. 15,000 18,558
Avermedia Technologies 87,000 129,466
#Axiomtek Co., Ltd. 72,973 248,736
#Azurewave Technologies,
Inc. 107,000 204,649
Bafang Yunji International Co.,
Ltd. 21,000 117,644
Bank of Kaohsiung Co., Ltd. 4,770 1,784
#Baotek Industrial Materials,
Ltd. 112,000 406,508
#BenQ Materials Corp. 172,000 140,327
#*BES Engineering Corp. 1,326,528 546,362
*Best Precision Industrial Co.,
Ltd. 5,000 19,726
*Billion Electric Co., Ltd. 51,000 29,939
#*Bin Chuan Enterprise Co.,
Ltd. 90,000 164,181
B'in Live Co., Ltd. 8,000 18,482
#*Biostar Microtech
International Corp. 172,000 230,441
Bioteque Corp. 30,000 109,360
Bizlink Holding, Inc. 113,106 9,888,230
Bonny Worldwide, Ltd. 4,000 18,495
Bora Pharmaceuticals Co., Ltd. 27,992 360,452
Brave C&H Supply Co., Ltd. 12,000 28,557
#Brightek Optoelectronic Co.,
Ltd. 36,000 48,232
Brighton-Best International
Taiwan, Inc. 70,000 74,453
Shares Value †
TAIWAN — (Continued)
Brillian Network & Automation
Integrated System Co., Ltd. 22,863 $ 318,940
Brogent Technologies, Inc. 9,156 26,903
C Sun Manufacturing, Ltd. 65,390 1,256,845
*Calin Technology Co., Ltd. 101,000 92,443
Calitech Co., Ltd. 25,000 76,062
#*Caliway Biopharmaceuticals
Co., Ltd. 393,000 1,289,968
*Cameo Communications, Inc. 68,000 18,994
#Capital Futures Corp. 71,757 127,278
#Capital Securities Corp. 1,247,000 1,103,958
*Career Technology MFG.
Co., Ltd. 569,925 322,876
#Castles Technology Co., Ltd. 67,952 102,192
#Caswell, Inc. 42,000 107,371
Cathay Chemical Works 18,000 26,303
Cathay Consolidated, Inc. 13,000 37,747
#Cathay Financial Holding
Co., Ltd. 6,592,895 16,063,738
Cathay Real Estate
Development Co., Ltd. 310,000 226,499
*CCP Contact Probes Co., Ltd. 64,693 567,617
#Celxpert Energy Corp. 164,000 174,173
Cenra, Inc. 65,000 65,032
Central Reinsurance Co., Ltd. 212,000 201,733
#Century Iron & Steel
Industrial Co., Ltd. 110,000 350,645
Chaintech Technology Corp. 36,000 34,427
Champion Building Materials
Co., Ltd. 28,000 7,600
*Champion Microelectronic
Corp. 40,000 67,288
Chang Hwa Commercial Bank,
Ltd. 4,625,751 3,087,776
#Chang Wah Technology Co.,
Ltd. 246,000 400,625
#Channel Well Technology
Co., Ltd. 229,000 401,127
#Chant Sincere Co., Ltd. 52,000 141,962
Charoen Pokphand Enterprise 40,000 174,849
#CHC Healthcare Group 142,000 130,193
Chen Full International Co.,
Ltd. 90,000 178,668
Chenbro Micom Co., Ltd. 43,000 1,533,557
Cheng Fwa Industrial Co., Ltd. 71,000 39,663
#Cheng Loong Corp. 544,000 302,179
#*Cheng Mei Materials
Technology Corp. 387,612 477,106
Cheng Shin Rubber Industry
Co., Ltd. 1,219,000 1,200,360
#Cheng Uei Precision Industry
Co., Ltd. 324,000 378,355
#Chenming Electronic
Technology Corp. 80,000 263,851
#Chicony Electronics Co., Ltd. 464,000 1,808,581
#Chicony Power Technology
Co., Ltd. 90,000 230,081
Chief Telecom, Inc. 7,000 75,226
#Chieftek Precision Co., Ltd. 23,000 104,168

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
#China Airlines, Ltd. 2,417,000 $ 1,365,472
China Bills Finance Corp. 23,000 12,195
#China General Plastics Corp. 276,100 129,403
#China Glaze Co., Ltd. 105,000 85,168
*China Man-Made Fiber Corp. 1,143,000 236,287
#China Metal Products 217,000 142,797
China Motor Corp. 148,000 252,704
China Steel Chemical Corp. 73,000 180,400
#China Steel Corp. 7,531,000 4,456,635
China Steel Structure Co., Ltd. 7,000 9,445
China Wire & Cable Co., Ltd. 96,000 96,653
Chinese Maritime Transport,
Ltd. 53,000 90,495
Ching Feng Home Fashions
Co., Ltd. 72,298 41,643
#Chin-Poon Industrial Co., Ltd. 393,000 635,061
#Chipbond Technology Corp. 461,000 2,371,601
ChipMOS Technologies, Inc. 475,000 1,046,411
ChipMOS Technologies, Inc.,
ADR 1,700 77,554
#Chlitina Holding, Ltd. 37,452 125,886
Chong Hong Development
Co., Ltd. 109,426 268,691
Chroma ATE, Inc. 247,000 16,526,693
Chun Yuan Steel Industry Co.,
Ltd. 398,000 310,893
#*Chung Hung Steel Corp. 638,000 354,394
#Chung Hwa Chemical
Industrial Works, Ltd. 80,000 205,779
*Chung Hwa Pulp Corp. 223,000 91,496
Chung Tai Resource
Technology Corp. 42,000 113,336
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 451,000 2,113,762
Chunghwa Precision Test
Tech Co., Ltd. 9,000 977,134
Chunghwa Telecom Co., Ltd. 1,142,000 4,901,829
#Chunghwa Telecom Co., Ltd.,
Sponsored ADR 114,000 4,940,760
CKM Applied Materials Corp. 11,000 10,415
#Cleanaway Co., Ltd. 631,000 552,644
C-Media Electronics, Inc. 37,000 46,243
Collins Co., Ltd. 52,000 20,351
#Compal Electronics, Inc. 3,079,000 2,818,129
#Compeq Manufacturing Co.,
Ltd. 866,000 6,682,668
*Complex Micro
Interconnection Co., Ltd. 21,000 25,153
Compucase Enterprise 18,000 36,358
#Concord International
Securities Co., Ltd. 212,909 191,510
Concord Securities Co., Ltd. 580,355 356,260
Continental Holdings Corp. 314,000 205,637
#Contrel Technology Co., Ltd. 63,000 206,789
Coremax Corp. 92,487 247,531
#Coretronic Corp. 220,000 458,963
#Co-Tech Development Corp. 187,000 2,292,903
Shares Value †
TAIWAN — (Continued)
*Coxon Precise Industrial Co.,
Ltd. 43,000 $ 19,746
#Crowell Development Corp. 114,450 81,274
Cryomax Cooling System
Corp. 49,000 49,024
CTBC Financial Holding Co.,
Ltd. 12,162,000 20,075,198
CTCI Advanced Systems, Inc. 6,000 30,867
CTCI Corp. 478,372 554,851
Cub Elecparts, Inc. 35,000 133,109
CviLux Corp. 61,200 241,443
CX Technology Co., Ltd. 10,000 8,395
#Cyberlink Corp. 52,000 107,333
CyberPower Systems, Inc. 47,150 277,532
#*CyberTAN Technology, Inc. 236,000 185,466
Cystech Electronics Corp. 1,180 3,985
#DA CIN Construction Co.,
Ltd. 176,200 400,954
Dah San Electric Wire & Cable
Co., Ltd. 51,651 74,499
Da-Li Development Co., Ltd. 159,894 229,613
#Darfon Electronics Corp. 190,000 159,810
Darwin Precisions Corp. 339,400 137,112
#Daxin Materials Corp. 42,000 589,215
Delpha Construction Co., Ltd. 69,000 45,406
Delta Electronics, Inc. 1,164,000 79,536,051
Depo Auto Parts Ind Co., Ltd. 64,000 251,479
DFI, Inc. 21,000 37,447
Dimerco Data System Corp. 29,000 85,853
Dimerco Express Corp. 76,488 188,296
#D-Link Corp. 539,080 235,644
*DONPON PRECISION, Inc. 86,100 126,768
Dr Wu Skincare Co., Ltd. 8,000 25,249
Draytek Corp. 13,000 9,970
Drewloong Precision, Inc. 18,183 82,925
Dyaco International, Inc. 12,408 8,146
#Dynamic Holding Co., Ltd. 489,173 2,686,364
#Dynapack International
Technology Corp. 107,000 1,217,425
#E Ink Holdings, Inc. 619,000 2,686,250
E.Sun Financial Holding Co.,
Ltd. 10,656,458 10,712,121
#Eastech Holding, Ltd. 41,000 99,121
Eastern Media International
Corp. 135,834 86,599
Eclat Textile Co., Ltd. 78,000 823,463
eCloudvalley Digital
Technology Co., Ltd. 14,000 30,311
ECOVE Environment Corp. 8,000 72,843
Edimax Technology Co., Ltd. 150,000 69,356
Edison Opto Corp. 69,000 50,850
#*Edom Technology Co., Ltd. 187,000 225,159
#*Egis Technology, Inc. 56,000 215,626
*EirGenix, Inc. 29,000 41,325
Elan Microelectronics Corp. 229,000 986,555
#E-Lead Electronic Co., Ltd. 65,227 113,431
E-LIFE MALL Corp. 1,000 1,578
#Elite Advanced Laser Corp. 102,000 972,210
Elite Material Co., Ltd. 159,000 22,807,840

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
Elite Semiconductor
Microelectronics Technology,
Inc. 7,000 $ 37,447
#Elitegroup Computer Systems
Co., Ltd. 318,000 206,249
#eMemory Technology, Inc. 45,000 5,531,885
Emerging Display
Technologies Corp. 62,000 44,811
#Ennoconn Corp. 69,000 701,226
#Ennostar, Inc. 414,000 968,215
EnTie Commercial Bank Co.,
Ltd. 2,000 862
EOI Investment Holdings Co.,
Ltd. 68,000 41,850
#*Epileds Technologies, Inc. 63,000 93,950
Episil-Precision, Inc. 31,000 87,762
#Eris Technology Corp. 15,349 105,122
#Eson Precision Ind Co., Ltd. 111,000 369,597
Eternal Materials Co., Ltd. 766,950 1,909,841
#Eurocharm Holdings Co., Ltd. 29,000 151,935
EVA Airways Corp. 2,547,000 2,692,941
Ever Ohms Technology Co.,
Ltd. 26,000 30,854
#Ever Supreme Bio
Technology Co., Ltd. 33,298 135,044
Evergreen Aviation
Technologies Corp. 89,000 429,769
Evergreen International
Storage & Transport Corp. 174,500 261,327
Evergreen Marine Corp.
Taiwan, Ltd. 850,000 5,419,054
#EVERGREEN Steel Corp. 116,000 356,957
#Everlight Chemical Industrial
Corp. 310,000 552,794
Everlight Electronics Co., Ltd. 282,000 632,808
Evertop Wire Cable Corp. 94,000 65,714
#Excelsior Medical Co., Ltd. 69,160 155,850
#EZconn Corp. 32,000 2,131,010
Far Eastern Department
Stores, Ltd. 373,000 261,345
Far Eastern International Bank 1,902,537 735,567
#Far Eastern New Century
Corp. 2,056,000 1,670,912
Far EasTone
Telecommunications Co., Ltd. 1,306,373 3,896,298
#Faraday Technology Corp. 171,899 911,456
Farglory F T Z Investment
Holding Co., Ltd. 132,993 195,180
Farglory Land Development
Co., Ltd. 165,000 358,282
Feature Integration
Technology, Inc. 4,000 15,023
*Federal Corp. 129,000 76,542
Feedback Technology Corp. 29,681 179,859
Feng Hsin Steel Co., Ltd. 52,000 99,948
Feng TAY Enterprise Co., Ltd. 309,040 683,732
#FIC Global, Inc. 83,000 172,368
FineTek Co., Ltd. 14,727 46,248
Firich Enterprises Co., Ltd. 183,000 129,087
Shares Value †
TAIWAN — (Continued)
#First Copper Technology Co.,
Ltd. 172,000 $ 203,570
First Financial Holding Co.,
Ltd. 8,020,589 7,303,066
First Insurance Co., Ltd. (The) 113,000 93,083
*First Steamship Co., Ltd. 442,000 69,890
#FIT Holding Co., Ltd. 125,000 78,311
#*Fittech Co., Ltd. 40,985 195,971
*FLEXium Interconnect, Inc. 352,000 731,007
#Flytech Technology Co., Ltd. 117,000 398,807
#FocalTech Systems Co., Ltd. 182,000 287,781
#Forcecon Tech Co., Ltd. 76,723 224,712
Forest Water Environment
Engineering Co., Ltd. 17,544 19,878
#Formosa Advanced
Technologies Co., Ltd. 106,000 203,405
Formosa International Hotels
Corp. 31,000 164,860
Formosa Laboratories, Inc. 100,000 170,746
Formosa Oilseed Processing
Co., Ltd. 74,905 75,651
Formosa Optical Technology
Co., Ltd. 16,000 49,084
Formosa Petrochemical Corp. 632,000 1,124,992
Formosa Plastics Corp. 3,031,000 4,926,589
Formosa Sumco Technology
Corp. 38,000 226,672
#Formosan Union Chemical
Corp. 199,000 117,135
#Fortune Electric Co., Ltd. 132,660 3,717,972
Fositek Corp. 6,000 391,990
Founding Construction &
Development Co., Ltd. 30,000 13,540
#Foxsemicon Integrated
Technology, Inc. 55,000 537,250
#Franbo Lines Corp. 146,663 79,385
Froch Enterprise Co., Ltd. 67,000 33,728
Fu Chun Shin Machinery
Manufacture Co., Ltd. 120,640 96,331
#Fu Hua Innovation Co., Ltd. 402,551 176,599
Fubon Financial Holding Co.,
Ltd. 5,729,740 16,275,359
#Fulgent Sun International
Holding Co., Ltd. 152,191 372,258
#*Fulltech Fiber Glass Corp. 349,422 1,196,556
Fusheng Precision Co., Ltd. 64,000 506,999
Fwusow Industry Co., Ltd. 95,923 40,870
#G Shank Enterprise Co., Ltd. 128,305 473,786
#Gallant Precision Machining
Co., Ltd. 110,000 449,589
#Gamania Digital
Entertainment Co., Ltd. 115,000 142,641
#*GCS Holdings, Inc. 77,118 1,645,340
GEM Services, Inc. 45,000 131,231
*GEM Terminal Industrial Co.,
Ltd. 20,000 22,598
#Gemtek Technology Corp. 706,000 764,279
*General Interface Solution
GIS Holding, Ltd. 257,000 618,075

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
Generalplus Technology, Inc. 69,000 $ 101,373
#Genesys Logic, Inc. 75,000 233,632
Genius Electronic Optical Co.,
Ltd. 60,000 963,878
Genovate Biotechnology Co.,
Ltd. 32,667 28,301
GeoVision, Inc. 54,920 93,600
#Getac Holdings Corp. 382,000 1,176,702
#Giant Manufacturing Co., Ltd. 213,341 453,824
*Giantplus Technology Co.,
Ltd. 299,000 125,509
#Gigabyte Technology Co.,
Ltd. 440,000 3,791,128
#*Gigasolar Materials Corp. 49,000 182,487
#*Gigastorage Corp. 329,000 317,220
#Global Brands Manufacture,
Ltd. 234,969 729,724
#Global Mixed Mode
Technology, Inc. 60,000 476,258
#Global PMX Co., Ltd. 42,000 177,626
Global Unichip Corp. 41,000 5,512,475
Globaltek Fabrication Co., Ltd. 10,000 21,209
#Globalwafers Co., Ltd. 196,000 3,587,874
Globe Union Industrial Corp. 168,000 49,152
#Gloria Material Technology
Corp. 497,000 505,086
#GMI Technology, Inc. 56,000 72,111
Gold Circuit Electronics, Ltd. 305,200 13,389,134
Golden Long Teng
Development Co., Ltd. 56,000 45,511
#Goldsun Building Materials
Co., Ltd. 619,000 688,657
Good Will Instrument Co., Ltd. 25,000 45,369
#Gordon Auto Body Parts 102,000 90,622
Gourmet Master Co., Ltd. 89,000 178,368
Grand Fortune Securities Co.,
Ltd. 319,000 154,544
#*Grand Pacific Petrochemical 1,050,000 407,613
Grand Process Technology
Corp. 11,000 1,024,160
Grape King Bio, Ltd. 45,000 159,778
#Great Tree Pharmacy Co.,
Ltd. 75,800 184,449
Great Wall Enterprise Co., Ltd. 458,081 772,034
Greatek Electronics, Inc. 281,000 744,970
Green World FinTech Service
Co., Ltd. 56,000 84,660
#Group Up Industrial Co., Ltd. 42,000 615,727
GTM Holdings Corp. 10,000 9,358
#Gudeng Precision Industrial
Co., Ltd. 42,933 727,644
*Hai Kwang Enterprise Corp. 56,100 24,965
*HannsTouch Holdings Co. 536,000 206,385
*Harvatek Corp. 121,000 95,854
Heran Co., Ltd. 6,000 9,942
Hey Song Corp. 28,000 31,151
Highlight Tech Corp. 8,800 22,219
Highwealth Construction Corp. 1,024,015 1,297,613
Hi-Lai Foods Co., Ltd. 8,000 39,136
Shares Value †
TAIWAN — (Continued)
HIM International Music, Inc. 21,000 $ 55,939
#*Hitron Technology, Inc. 96,000 91,654
Hiwin Mikrosystem Corp. 43,000 301,283
Hiwin Technologies Corp. 221,099 2,180,670
#Hiyes International Co., Ltd. 56,000 125,664
Hocheng Corp. 173,000 95,005
#Hold-Key Electric Wire &
Cable Co., Ltd. 69,000 83,842
Holiday Entertainment Co.,
Ltd. 22,000 38,467
*Holtek Semiconductor, Inc. 41,000 70,135
#Holy Stone Enterprise Co.,
Ltd. 122,000 818,223
#Hon Hai Precision Industry
Co., Ltd. 6,775,000 46,935,016
Honey Hope Honesty
Enterprise Co., Ltd. 69,000 185,977
Hong Pu Real Estate
Development Co., Ltd. 52,000 35,367
Hong TAI Electric Industrial 223,000 250,910
#*Hota Industrial
Manufacturing Co., Ltd. 187,000 303,950
#Hotai Motor Co., Ltd. 86,240 1,296,955
Hsin Kuang Steel Co., Ltd. 207,000 265,573
#Hu Lane Associate, Inc. 75,443 255,965
#HUA ENG Wire & Cable Co.,
Ltd. 285,000 294,134
Hua Jung Components Co.,
Ltd. 113,000 87,555
Hua Nan Financial Holdings
Co., Ltd. 6,345,419 6,418,617
Hua Yu Lien Development
Co., Ltd. 36,798 58,011
Huaku Development Co., Ltd. 167,705 666,914
Huang Hsiang Construction
Corp. 65,000 76,930
Hung Sheng Construction, Ltd. 267,600 160,892
Hwa Fong Rubber Industrial
Co., Ltd. 59,000 26,814
Hwacom Systems, Inc. 34,000 59,878
#Hwang Chang General
Contractor Co., Ltd. 193,925 285,827
Ibase Technology, Inc. 48,000 62,946
IBF Financial Holdings Co.,
Ltd. 1,823,452 834,479
#Ichia Technologies, Inc. 224,000 496,293
I-Chiun Precision Industry Co.,
Ltd. 180,892 1,544,329
In Win Development, Inc. 6,000 16,683
Info-Tek Corp. 50,000 52,470
Ingentec Corp. 15,435 242,112
#Innodisk Corp. 57,031 2,240,957
#Innolux Corp. 5,456,034 4,124,162
#Inpaq Technology Co., Ltd. 85,807 204,196
#Insyde Software Corp. 30,000 293,046
Intai Technology Corp. 22,000 68,740
#Integrated Service
Technology, Inc. 63,736 400,305
#*IntelliEPI, Inc. 24,000 599,157

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
Interactive Digital
Technologies, Inc. 29,000 $ 77,524
#International Games System
Co., Ltd. 143,000 3,375,909
#Inventec Corp. 1,805,000 2,614,827
#Iron Force Industrial Co., Ltd. 42,853 117,937
#ITE Technology, Inc. 135,000 528,334
ITEQ Corp. 190,000 1,619,088
#J&V Energy Technology Co.,
Ltd. 29,000 76,883
#Jarllytec Co., Ltd. 25,625 81,684
#Jean Co., Ltd. 228,760 131,764
Jentech Precision Industrial
Co., Ltd. 38,000 6,452,366
Jetway Information Co., Ltd. 14,000 18,315
#Jetwell Computer Co., Ltd. 27,400 148,742
Jia Wei Lifestyle, Inc. 38,850 37,214
Jih Lin Technology Co., Ltd. 23,000 39,925
#Jiin Yeeh Ding Enterprise
Co., Ltd. 68,000 183,282
#Jinan Acetate Chemical Co.,
Ltd. 472,460 630,752
*Jochu Technology Co., Ltd. 63,000 81,920
Johnson Health Tech Co., Ltd. 32,000 123,215
#JPC connectivity, Inc. 86,000 564,566
#JPP Holding Co., Ltd. 24,500 265,224
JSL Construction &
Development Co., Ltd. 16,806 28,696
K Laser Technology, Inc. 78,000 41,481
Kaori Heat Treatment Co., Ltd. 49,000 1,933,122
Kedge Construction Co., Ltd. 35,573 94,870
KEE TAI Properties Co., Ltd. 240,555 74,100
Kenda Rubber Industrial Co.,
Ltd. 6,300 3,430
Kerry TJ Logistics Co., Ltd. 10,000 9,547
Keystone Microtech Corp. 22,000 1,475,485
KGI Financial Holding Co., Ltd. 12,755,252 8,655,270
#KHGEARS International, Ltd. 18,000 101,406
Kindom Development Co., Ltd. 360,000 334,612
King Polytechnic Engineering
Co., Ltd. 37,800 58,577
#King Slide Works Co., Ltd. 26,000 3,208,509
#King Yuan Electronics Co.,
Ltd. 909,000 8,678,455
*King's Town Construction
Co., Ltd. 28,000 32,476
Kingstate Electronics Corp. 7,000 7,600
Kinik Co. 93,000 1,585,002
#*Kinko Optical Co., Ltd. 196,000 385,387
#Kinpo Electronics 5,119,000 4,467,180
Kinsus Interconnect
Technology Corp. 343,388 5,722,321
KMC Kuei Meng International,
Inc. 21,000 53,553
KNH Enterprise Co., Ltd. 44,000 19,789
Ko Ja Cayman Co., Ltd. 18,000 21,247
#*KS Terminals, Inc. 100,000 172,640
Kuang Hong Arts
Management, Inc., Class A 12,000 37,873
Shares Value †
TAIWAN — (Continued)
Kung Long Batteries Industrial
Co., Ltd. 47,000 $ 182,455
#*Kung Sing Engineering
Corp. 352,900 126,416
#Kuo Toong International Co.,
Ltd. 233,000 368,423
*Kuo Yang Construction Co.,
Ltd. 112,000 62,567
Kwong Lung Enterprise Co.,
Ltd. 48,000 71,732
L&K Engineering Co., Ltd. 134,085 2,835,360
Lang, Inc. 27,000 45,249
#Lanner Electronics, Inc. 100,480 254,018
#Largan Precision Co., Ltd. 73,000 5,794,474
Laser Tek Taiwan Co., Ltd. 16,000 32,571
Laster Tech Co., Ltd. 78,126 42,288
Leadtrend Technology Corp. 19,039 36,775
*Lealea Enterprise Co., Ltd. 451,360 87,040
LEE CHI Enterprises Co., Ltd. 45,000 14,771
#Lelon Electronics Corp. 110,000 612,760
Lemtech Holdings Co., Ltd. 37,550 96,824
Leo Systems, Inc. 59,000 61,077
*Leofoo Development Co., Ltd. 68,000 35,734
*Li Peng Enterprise Co., Ltd. 267,000 42,050
#Lian HWA Food Corp. 46,195 126,552
#Lien Hwa Industrial Holdings
Corp. 164,576 214,521
*Lily Textile 9,000 6,022
Lingsen Precision Industries,
Ltd. 375,000 349,737
Lion Travel Service Co., Ltd. 78,000 391,422
Lite-On Technology Corp. 1,754,000 9,189,478
Liton Technology Corp. 64,000 126,043
*Long Bon International Co.,
Ltd. 41,000 17,210
Long Da Construction &
Development Corp. 133,000 136,633
*Longchen Paper & Packaging
Co., Ltd. 421,003 120,250
Longwell Co. 134,000 1,207,436
Loop Telecommunication
International, Inc. 41,000 77,770
Lotes Co., Ltd. 58,597 4,836,155
#Lotus Pharmaceutical Co.,
Ltd. 138,000 962,553
Loyalty Founder Enterprise
Co., Ltd. 18,000 14,203
Lucky Cement Corp. 72,000 33,063
Lumax International Corp., Ltd. 67,500 246,059
#*Lung Yen Life Service Corp. 77,000 107,051
Lungteh Shipbuilding Co., Ltd. 48,800 209,465
#Luxe Green Energy
Technology Co., Ltd. 73,170 50,112
#LuxNet Corp. 42,054 808,310
M3 Technology, Inc. 18,000 49,993
Machvision, Inc. 7,700 212,157
Macnica Galaxy, Inc. 21,000 60,512
*Macronix International Co.,
Ltd. 1,336,000 6,493,522

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
Makalot Industrial Co., Ltd. 149,094 $ 995,231
Marketech International Corp. 55,000 656,157
Materials Analysis Technology,
Inc. 53,359 558,270
Maxigen Biotech, Inc. 14,700 18,048
Mayer Steel Pipe Corp. 127,200 88,923
MediaTek, Inc. 747,000 61,533,873
Mega Financial Holding Co.,
Ltd. 7,680,978 9,478,649
#*Megaforce Co., Ltd. 86,000 82,785
*Mercuries & Associates
Holding, Ltd. 128,010 55,350
Mercuries Data Systems, Ltd. 80,914 53,884
*Mercuries Life Insurance Co.,
Ltd. 2,465,467 599,938
Merida Industry Co., Ltd. 236,000 431,264
Merry Electronics Co., Ltd. 172,795 469,011
#METAAGE Corp. 121,000 174,524
#*Microbio Co., Ltd. 328,000 160,457
#Micro-Star International Co.,
Ltd. 615,000 1,896,369
#Mildef Crete, Inc. 51,000 168,205
#MIN AIK Technology Co., Ltd. 122,000 108,005
#Mirle Automation Corp. 79,834 285,981
#Momo.com, Inc. 52,903 284,681
#*MOSA Industrial Corp. 198,647 114,105
Mosel Vitelic, Inc. 37,000 39,237
#Motech Industries, Inc. 392,000 338,992
#MPI Corp. 49,000 7,616,500
#MSSCORPS Co., Ltd. 47,565 1,276,026
#Nak Sealing Technologies
Corp. 48,000 176,490
#Namchow Holdings Co., Ltd. 135,000 149,553
Nan Kang Rubber Tire Co.,
Ltd. 59,723 63,051
#Nan Pao Resins Chemical
Co., Ltd. 34,000 384,699
Nan Ya Plastics Corp. 3,826,000 10,819,473
Nan Ya Printed Circuit Board
Corp. 147,000 4,662,690
Nang Kuang Pharmaceutical
Co., Ltd. 38,000 40,177
*Nanya Technology Corp. 899,000 6,114,488
#National Aerospace
Fasteners Corp. 19,666 72,309
#Netronix, Inc. 48,000 131,951
*New Asia Construction &
Development Corp. 111,000 47,820
#*Newmax Technology Co.,
Ltd. 113,000 97,541
Nextronics Engineering Corp. 18,000 94,305
#Nichidenbo Corp. 186,000 565,317
Nien Made Enterprise Co., Ltd. 94,000 1,041,329
Niko Semiconductor Co., Ltd. 55,853 98,187
North-Star International Co.,
Ltd. 26,799 16,789
#Nova Technology Corp. 36,000 259,054
#Novatek Microelectronics
Corp. 459,000 5,925,011
Shares Value †
TAIWAN — (Continued)
#Nuvoton Technology Corp. 15,000 $ 69,829
O-Bank Co., Ltd. 528,000 168,309
Ocean Plastics Co., Ltd. 70,000 67,162
Optimax Technology Corp. 101,000 90,371
#Orient Semiconductor
Electronics, Ltd. 500,000 866,354
#*Oriental Union Chemical
Corp. 606,000 248,639
O-TA Precision Industry Co.,
Ltd. 17,000 36,860
Pacific Hospital Supply Co.,
Ltd. 23,000 57,710
Paiho Shih Holdings Corp. 137,450 72,880
Pan German Universal Motors,
Ltd. 6,000 40,240
Pan Jit International, Inc. 246,000 784,169
#Pan-International Industrial
Corp. 301,000 470,721
Panion & BF Biotech, Inc. 27,000 58,117
#Parade Technologies, Ltd. 16,000 290,363
#*PChome Online, Inc. 145,596 104,081
PCL Technologies, Inc. 48,397 332,224
P-Duke Technology Co., Ltd. 35,000 130,348
#Pegatron Corp. 1,494,000 3,880,642
#Pegavision Corp. 29,342 258,836
#PharmaEngine, Inc. 87,000 150,746
PharmaEssentia Corp. 168,057 3,505,994
*Phihong Technology Co., Ltd. 110,000 83,148
Phison Electronics Corp. 128,000 7,675,677
Phoenix Silicon International
Corp. 128,226 991,506
Phoenix Tours International,
Inc. 33,600 53,977
#Pixart Imaging, Inc. 89,000 582,856
Planet Technology Corp. 26,000 114,062
*Plotech Co., Ltd. 57,000 58,467
Podak Co., Ltd. 31,000 41,924
#Posiflex Technology, Inc. 60,000 348,435
Potens Semiconductor Corp. 11,000 39,231
Power Wind Health Industry,
Inc. 20,050 94,287
*Powerchip Semiconductor
Manufacturing Corp. 2,521,000 4,129,461
Powertech Technology, Inc. 619,000 3,965,882
Poya International Co., Ltd. 39,736 721,116
President Chain Store Corp. 449,000 3,174,297
President Securities Corp. 587,388 659,976
Primax Electronics, Ltd. 373,000 862,911
*Prime Electronics &
Satellitics, Inc. 133,000 56,668
Prince Housing &
Development Corp. 4,000 1,009
Pro Hawk Corp. 10,000 55,548
Progate Group Corp. 7,000 33,802
#Promate Electronic Co., Ltd. 188,397 285,112
Qisda Corp. 362,120 273,151
QST International Corp. 57,898 82,595
#Qualipoly Chemical Corp. 40,000 233,553

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
Quang Viet Enterprise Co.,
Ltd. 3,000 $ 5,274
#Quanta Computer, Inc. 1,927,000 19,005,744
Quanta Storage, Inc. 147,000 386,934
*Quintain Steel Co., Ltd. 115,647 31,463
#Radiant Opto-Electronics
Corp. 225,000 707,996
*Radium Life Tech Co., Ltd. 529,416 172,938
#Rafael Microelectronics, Inc. 15,000 113,620
Raydium Semiconductor Corp. 70,000 519,181
#Realtek Semiconductor Corp. 386,000 6,542,063
Rechi Precision Co., Ltd. 264,000 190,806
Rexon Industrial Corp., Ltd. 40,000 27,648
Rich Development Co., Ltd. 397,580 92,228
RichWave Technology Corp. 29,000 106,172
RiTdisplay Corp. 10,237 10,743
*Ritek Corp. 714,000 280,557
Ruby Tech Corp. 35,791 69,471
Ruentex Development Co.,
Ltd. 205,140 152,797
#Ruentex Engineering &
Construction Co. 43,320 214,655
Run Long Construction Co.,
Ltd. 118,740 107,555
#Sakura Development Co.,
Ltd. 83,152 107,599
Sampo Corp. 129,000 93,235
#San Fang Chemical Industry
Co., Ltd. 169,000 169,083
San Fu Chemical Co., Ltd. 35,000 164,591
San Lien Technology Corp.,
Ltd. 25,000 70,224
Sanyang Motor Co., Ltd. 399,000 698,906
#Savior Lifetec Corp. 254,000 151,913
Scientech Corp. 10,000 249,964
ScinoPharm Taiwan, Ltd. 65,000 41,645
#SciVision Biotech, Inc. 57,000 103,442
SDI Corp. 99,000 481,182
Sea Sonic Electronics Co., Ltd. 33,000 67,178
Securitag Assembly Group
Co., Ltd. 5,000 18,384
#Senao Networks, Inc. 23,815 80,800
#*Sensortek Technology Corp. 17,000 81,018
#Sercomm Corp. 202,000 487,715
Sesoda Corp. 228,000 300,791
Shanghai Commercial &
Savings Bank, Ltd. (The) 2,730,351 3,365,059
Sharehope Medicine Co., Ltd. 36,691 24,897
#ShenMao Technology, Inc. 73,000 249,980
#Shieh Yih Machinery Industry
Co., Ltd. 90,000 88,340
#Shih Her Technologies, Inc. 55,007 338,537
*Shih Wei Navigation Co., Ltd. 390,189 187,185
Shihlin Electric & Engineering
Corp. 177,000 1,058,609
#Shin Ruenn Development
Co., Ltd. 96,348 121,634
#Shin Zu Shing Co., Ltd. 129,163 831,613
Shinfox Energy Co., Ltd. 1,246 891
Shares Value †
TAIWAN — (Continued)
*Shining Building Business
Co., Ltd. 269,000 $ 70,382
Shinkong Insurance Co., Ltd. 51,000 214,079
#Shinkong Synthetic Fibers
Corp. 339,000 179,747
Shiny Chemical Industrial Co.,
Ltd. 59,800 315,189
ShunSin Technology Holding,
Ltd. 17,000 231,249
#Shuttle, Inc. 328,000 154,763
#Sigurd Microelectronics Corp. 1,083,000 6,152,535
#Silergy Corp. 251,000 3,382,632
*Silicon Optronics, Inc. 25,000 50,971
Silicon Power Computer &
Communications, Inc. 21,000 55,077
Simplo Technology Co., Ltd. 76,000 857,517
Sinbon Electronics Co., Ltd. 158,000 1,413,720
Sincere Navigation Corp. 1,048,000 1,147,741
Sinmag Equipment Corp. 14,000 54,348
Sino-American Silicon
Products, Inc. 504,000 2,131,515
Sinon Corp. 337,000 448,844
SinoPac Financial Holdings
Co., Ltd. 9,364,409 9,147,326
Sinopower Semiconductor, Inc. 19,000 115,735
Sinphar Pharmaceutical Co.,
Ltd. 85,050 84,555
Sinyi Realty, Inc. 32,000 20,199
#Sitronix Technology Corp. 65,000 471,840
#Siward Crystal Technology
Co., Ltd. 105,000 131,066
Solar Applied Materials
Technology Corp. 422,000 2,204,264
Solteam, Inc. 46,000 64,896
#Song Shang Electronics Co.,
Ltd. 52,000 32,906
#Sonix Technology Co., Ltd. 86,000 113,999
#Speed Tech Corp. 155,215 178,070
Sporton International, Inc. 65,500 456,864
Sports Gear Co., Ltd. 24,000 59,158
St. Shine Optical Co., Ltd. 38,000 124,130
Standard Chemical &
Pharmaceutical Co., Ltd. 74,000 142,467
Standard Foods Corp. 14,000 12,792
#Stark Technology, Inc. 78,000 352,033
#*Starlux Airlines Co., Ltd. 354,000 226,246
#S-Tech Corp. 150,898 93,345
#STL Technology Co., Ltd. 64,000 321,167
Sun Max Tech, Ltd. 26,184 47,105
#*Sun Yad Construction Co.,
Ltd. 252,206 87,559
Sunjuice Holdings Co., Ltd. 2,102 10,714
*Sunko INK Co., Ltd. 128,000 97,764
SunMax Biotechnology Co.,
Ltd. 7,000 85,720
#Sunny Friend Environmental
Technology Co., Ltd. 69,000 162,676
Sunonwealth Electric Machine
Industry Co., Ltd. 196,018 897,051

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
Sunplus Innovation
Technology, Inc. 24,453 $ 126,184
#*Sunplus Technology Co.,
Ltd. 433,000 329,350
#Sunrex Technology Corp. 108,000 138,049
Sunspring Metal Corp. 89,000 58,567
Superalloy Industrial Co., Ltd. 91,000 119,047
#*Superior Plating Technology
Co., Ltd. 16,534 32,875
Supreme Electronics Co., Ltd. 499,402 1,287,732
#Swancor Holding Co., Ltd. 36,000 132,368
#Symtek Automation Asia Co.,
Ltd. 37,352 207,482
#Syncmold Enterprise Corp. 91,000 254,465
SYNergy ScienTech Corp. 17,000 15,479
Synmosa Biopharma Corp. 315,966 307,146
Synnex Technology
International Corp. 772,000 2,010,131
Syn-Tech Chem & Pharm Co.,
Ltd. 5,000 11,188
Syscom Computer Engineering
Co. 48,000 81,049
#Systex Corp. 107,000 405,245
#TA Chen Stainless Pipe 1,425,359 1,695,972
Ta Liang Technology Co., Ltd. 36,000 978,270
#Ta Ya Electric Wire & Cable 2,340,969 2,379,056
TA-I Technology Co., Ltd. 116,000 250,419
#Tai Tung Communication
Co., Ltd. 134,367 82,059
Taichung Commercial Bank
Co., Ltd. 2,004,060 1,255,522
TaiDoc Technology Corp. 28,000 110,464
#Taiflex Scientific Co., Ltd. 209,310 901,728
#Taimide Tech, Inc. 90,000 295,413
Tainan Enterprises Co., Ltd. 74,000 49,630
*Tainergy Tech Co., Ltd. 164,000 82,299
#Tai-Saw Technology Co., Ltd. 98,000 132,535
TaiSol Electronics Co., Ltd. 69,000 161,587
Taisun Enterprise Co., Ltd. 124,000 74,162
#*TAI-TECH Advanced
Electronics Co., Ltd. 68,000 354,116
#Taiwan Business Bank 5,003,656 2,582,012
#*Taiwan Chinsan Electronic
Industrial Co., Ltd. 88,000 162,755
Taiwan Cogeneration Corp. 214,202 300,164
Taiwan Cooperative Financial
Holding Co., Ltd. 7,271,454 5,266,924
#Taiwan Fertilizer Co., Ltd. 388,000 620,859
*Taiwan Fire & Marine
Insurance Co., Ltd. 70,600 116,536
Taiwan FU Hsing Industrial
Co., Ltd. 52,800 73,240
#*Taiwan Glass Industry Corp. 959,000 2,027,900
#Taiwan High Speed Rail
Corp. 644,000 538,623
Taiwan Hon Chuan Enterprise
Co., Ltd. 193,470 680,835
#Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 215,557 271,449
Shares Value †
TAIWAN — (Continued)
*Taiwan IC Packaging Corp. 66,000 $ 38,536
*<Taiwan Land Development
Corp. 51,000 809
#*Taiwan Mask Corp. 238,133 353,241
#Taiwan Mobile Co., Ltd. 1,192,000 4,194,732
Taiwan Navigation Co., Ltd. 202,000 187,117
#Taiwan Paiho, Ltd. 271,000 377,618
#Taiwan PCB Techvest Co.,
Ltd. 222,000 253,989
Taiwan Sakura Corp. 46,000 120,791
Taiwan Sanyo Electric Co.,
Ltd. 47,000 47,245
Taiwan Secom Co., Ltd. 69,000 246,082
#Taiwan Semiconductor Co.,
Ltd. 254,000 503,439
Taiwan Semiconductor
Manufacturing Co., Ltd. 16,074,000 1,083,116,035
#*Taiwan Styrene Monomer 464,000 139,122
Taiwan Surface Mounting
Technology Corp. 198,000 1,049,851
Taiwan Taxi Co., Ltd. 19,000 107,040
#*Taiwan TEA Corp. 493,000 175,046
Taiwan Union Technology
Corp. 192,000 6,120,343
#*Taiwan-Asia Semiconductor
Corp. 424,000 509,183
Taiyen Biotech Co., Ltd. 12,000 12,063
#Tatung Co., Ltd. 942,900 898,723
*TBI Motion Technology Co.,
Ltd. 92,000 198,899
#TCC Group Holdings Co.,
Ltd. 3,977,969 3,075,959
TCI Co., Ltd. 94,000 351,560
Te Chang Construction Co.,
Ltd. 20,000 44,564
#*Team Group, Inc. 88,000 780,445
#Teco Electric and Machinery
Co., Ltd. 864,000 1,701,576
Tehmag Foods Corp. 1,100 9,495
#Test Research, Inc. 120,000 1,297,164
Test Rite International Co., Ltd. 1,000 652
#Thinking Electronic Industrial
Co., Ltd. 63,000 345,974
Thye Ming Industrial Co., Ltd. 46,617 100,489
Tigerair Taiwan Co., Ltd. 11,000 17,237
Ton Yi Industrial Corp. 391,000 216,574
Tong Hsing Electronic
Industries, Ltd. 139,060 759,279
#Tong Yang Industry Co., Ltd. 326,000 769,613
#*Tong-Tai Machine & Tool
Co., Ltd. 188,000 218,056
Top Union Electronics Corp. 75,253 66,146
Topco Scientific Co., Ltd. 114,000 1,460,777
#Topkey Corp. 54,000 254,793
Topoint Technology Co., Ltd. 108,694 1,380,780
Toung Loong Textile
Manufacturing 30,000 13,634
#Transcend Information, Inc. 125,000 996,150
Transcom, Inc. 62,112 257,783

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
#Trigold Holdings, Ltd. 27,000 $ 70,303
Tripod Technology Corp. 345,000 4,883,539
Trusval Technology Co., Ltd. 19,102 160,367
TS Financial Holding Co., Ltd. 15,345,816 11,527,101
*TS Financial Holding Co., Ltd. 1,743,711 518,416
TSC Auto ID Technology Co.,
Ltd. 18,698 111,240
*TSEC Corp. 408,197 455,420
#TSRC Corp. 495,000 306,988
TST Group Holding, Ltd. 3,000 9,288
TTFB Co., Ltd. 14,835 77,489
#TTY Biopharm Co., Ltd. 147,000 344,250
*Tul Corp. 15,000 26,085
Tung Ho Steel Enterprise
Corp. 406,670 836,841
#Tung Thih Electronic Co., Ltd. 42,328 73,208
#TURVO International Co.,
Ltd. 30,000 284,051
*Twinhead International Corp. 15,600 31,018
TXC Corp. 198,000 956,114
#TYC Brother Industrial Co.,
Ltd. 465,000 454,221
*Tycoons Group Enterprise 84,335 21,613
#Tyntek Corp. 198,000 358,074
#U-BEST Innovative
Technology Co., Ltd. 142,000 66,329
Ubright Optronics Corp. 29,000 67,364
#UDE Corp. 95,000 401,774
#Ultra Chip, Inc. 54,000 81,551
U-Ming Marine Transport Corp. 348,000 665,587
Unic Technology Corp. 63,000 62,534
Unimicron Technology Corp. 971,637 27,078,081
Union Bank Of Taiwan 334,620 211,220
Union Insurance Co., Ltd. 32,000 30,652
#Uni-President Enterprises
Corp. 3,694,000 8,079,477
#Unitech Printed Circuit Board
Corp. 669,633 1,219,455
#United Alloy-Tech Co. 137,747 318,234
#*United Fiber Optical
Communication, Inc. 92,000 131,389
#United Integrated Services
Co., Ltd. 123,000 3,687,923
United Microelectronics Corp. 5,442,000 13,276,732
#United Microelectronics
Corp., Sponsored ADR 790,200 10,320,012
United Orthopedic Corp. 70,000 217,393
United Radiant Technology 89,000 62,639
*United Renewable Energy
Co., Ltd. 1,181,407 596,585
Univacco Technology, Inc. 63,000 97,429
Universal Cement Corp. 212,657 190,277
Universal Microwave
Technology, Inc. 25,000 1,222,995
#Universal Vision
Biotechnology Co., Ltd. 46,960 201,567
#*UPC Technology Corp. 864,000 302,684
UPI Semiconductor Corp. 13,000 69,750
#Userjoy Technology Co., Ltd. 45,815 102,520
Shares Value †
TAIWAN — (Continued)
#USI Corp. 536,000 $ 242,756
#*Usun Technology Co., Ltd. 35,000 96,877
Utechzone Co., Ltd. 47,000 360,460
#UVAT Technology Co., Ltd. 26,000 70,489
Value Valves Co., Ltd. 4,000 10,049
Vanguard International
Semiconductor Corp. 942,376 4,327,533
#Ventec International Group
Co., Ltd. 48,000 331,771
VIA Labs, Inc. 5,000 13,350
#Via Technologies, Inc. 133,000 329,934
Viking Tech Corp. 57,000 91,389
Visco Vision, Inc. 34,000 243,053
#VisEra Technologies Co., Ltd. 32,000 581,736
Visual Photonics Epitaxy Co.,
Ltd. 130,000 1,425,776
Vizionfocus, Inc. 9,000 53,544
Voltronic Power Technology
Corp. 28,000 682,226
VSO Electronics Co., Ltd. 11,000 45,827
#*Wafer Works Corp. 610,028 772,053
#Waffer Technology Corp. 137,796 187,877
#Wah Hong Industrial Corp. 51,000 107,040
Wah Lee Industrial Corp. 112,000 468,368
#Walsin Lihwa Corp. 2,262,626 2,153,046
#Walton Advanced
Engineering, Inc. 175,000 247,716
Wan Hai Lines, Ltd. 380,000 894,696
Waste Recovery Technology,
Inc. 4,000 42,355
*We & Win Development Co.,
Ltd. 157,000 50,542
Weikeng Industrial Co., Ltd. 460,000 519,024
Well Shin Technology Co., Ltd. 50,000 73,932
Welldone Co. 30,000 49,330
#Weltrend Semiconductor 171,000 392,359
#Wendell Industrial Co., Ltd. 23,000 158,248
*Wha Yu Industrial Co., Ltd. 34,000 16,204
#Wholetech System Hitech,
Ltd. 45,000 183,213
Win Semiconductors Corp. 260,000 4,398,365
#Winbond Electronics Corp. 2,304,251 6,530,693
#Winmate, Inc. 39,000 193,865
#Winstek Semiconductor Co.,
Ltd. 68,000 360,555
WinWay Technology Co., Ltd. 12,000 3,933,153
#Wisdom Marine Lines Co.,
Ltd. 335,000 758,084
#Wiselink Co., Ltd. 128,200 362,130
#Wistron Corp. 3,203,000 13,849,390
#WITS Corp. 42,000 157,743
#Wiwynn Corp. 89,000 13,131,815
#WNC Corp. 312,446 2,130,011
#Wonderful Hi-Tech Co., Ltd. 147,000 323,837
#Wowprime Corp. 69,388 496,027
WPG Holdings, Ltd. 1,150,000 3,665,830
WT Microelectronics Co., Ltd. 612,850 3,945,822
XAC Automation Corp. 54,000 46,613
XinTec, Inc. 132,000 835,298

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TAIWAN — (Continued)
Xxentria Technology Materials
Corp. 36,620 $ 49,120
Yageo Corp. 1,218,440 12,190,361
#Yankey Engineering Co., Ltd. 45,096 898,091
#*YC INOX Co., Ltd. 306,034 205,732
YCC Parts Manufacturing Co.,
Ltd. 11,000 14,234
Yea Shin International
Development Co., Ltd. 47,932 39,181
Yem Chio Co., Ltd. 377,200 157,144
Yen Sun Technology Corp. 57,000 94,087
*Yeong Guan Energy
Technology Group Co., Ltd. 112,835 19,729
YFC-Boneagle Electric Co.,
Ltd. 64,000 59,688
YFY, Inc. 12,000 8,938
*Yieh Phui Enterprise Co., Ltd. 349,196 154,294
*Young Optics, Inc. 47,000 93,898
Youngtek Electronics Corp. 86,000 248,355
Yuanta Financial Holding Co.,
Ltd. 7,890,448 12,999,460
Yuanta Futures Co., Ltd. 17,000 53,386
Yuen Chang Stainless Steel
Co., Ltd. 3,000 1,780
Yuen Foong Yu Consumer
Products Co., Ltd. 48,000 59,992
#Yulon Motor Co., Ltd. 449,216 382,800
Yungshin Construction &
Development Co., Ltd. 32,000 48,529
#YungShin Global Holding
Corp. 129,000 226,369
#Yusin Holding Corp. 31,536 49,716
Zeng Hsing Industrial Co., Ltd. 4,297 12,504
Zenitron Corp. 199,000 428,970
#Zero One Technology Co.,
Ltd. 149,000 479,667
#Zhen Ding Technology
Holding, Ltd. 570,000 7,573,735
*Zhong Yang Technology Co.,
Ltd. 34,000 36,485
*Zig Sheng Industrial Co., Ltd. 170,000 43,728
ZillTek Technology Corp. 36,000 324,954
Zippy Technology Corp. 61,000 105,310
Zyxel Group Corp. 288,516 318,251
TOTAL TAIWAN 2,240,358,999
THAILAND — (1.2%)
AAPICO Hitech PCL - NVDR 156,340 63,788
Advanced Info Service PCL
- NVDR 613,700 6,401,043
Advanced Information
Technology PCL - NVDR 230,250 33,339
#Airports of Thailand PCL
- NVDR 1,853,100 2,913,456
Allianz Ayudhya Capital PCL -
NVDR, Class R 200 236
#Amata Corp. PCL - NVDR 761,900 481,483
AP Thailand PCL - NVDR 2,100,400 554,136
*Asia Aviation PCL - NVDR 1,664,100 54,113
Shares Value †
THAILAND — (Continued)
Asia Plus Group Holdings PCL
- NVDR 507,900 $ 32,097
Asian Alliance International
PCL - NVDR, Class R 418,000 47,445
Asian Sea Corp. PCL - NVDR 255,400 56,020
#Asset World Corp. PCL
- NVDR 4,432,800 285,570
Aurora Design PCL - NVDR,
Class R 26,500 11,544
B Grimm Power PCL - NVDR,
Class R 792,400 313,581
Bangchak Corp. PCL - NVDR 979,884 1,074,648
Bangkok Airways PCL - NVDR 479,000 198,374
Bangkok Bank PCL - NVDR 1,107,200 5,519,442
Bangkok Chain Hospital PCL
- NVDR 165,900 47,331
Bangkok Dusit Medical
Services PCL - NVDR 5,496,600 3,085,752
#Bangkok Expressway &
Metro PCL - NVDR, Class R 3,902,700 634,537
Bangkok Life Assurance PCL
- NVDR 528,112 322,400
Banpu PCL - NVDR 5,481,800 992,181
BCPG PCL - NVDR 404,300 87,440
Berli Jucker PCL - NVDR 420,100 181,714
Betagro PCL - NVDR, Class R 334,000 230,539
*Better World Green PCL -
NVDR, Class A 1,064,600 9,471
Bluebik Group PCL - NVDR 101,700 57,718
#*BTS Group Holdings PCL
- NVDR 10,078,800 643,114
Bumrungrad Hospital PCL
- NVDR 672,800 3,725,451
#Cal-Comp Electronics
Thailand PCL - NVDR 3,198,743 598,584
#Carabao Group PCL - NVDR 143,100 159,134
Central Pattana PCL - NVDR 1,498,200 2,849,556
#Central Plaza Hotel PCL
- NVDR 425,400 404,552
Central Retail Corp. PCL -
NVDR, Class R 1,573,600 883,408
CH Karnchang PCL - NVDR 705,300 367,823
Charoen Pokphand Foods
PCL - NVDR 2,836,400 1,679,347
#Chularat Hospital PCL
- NVDR 1,523,000 66,812
CK Power PCL - NVDR 182,500 12,989
Com7 PCL - NVDR 1,274,900 891,716
CP ALL PCL - NVDR 2,406,500 3,211,374
#CP AXTRA PCL - NVDR,
Class R 170,000 76,662
Delta Electronics Thailand
PCL - NVDR 1,600,100 15,511,361
Diamond Building Products
PCL - NVDR 700 101
Dohome PCL - NVDR 358,083 36,910
Don Muang Tollway PCL -
NVDR, Class R 26,000 8,853

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
THAILAND — (Continued)
Eastern Polymer Group PCL
- NVDR 298,200 $ 32,384
#Electricity Generating PCL
- NVDR 217,300 749,942
*Energy Absolute PCL - NVDR 3,288,100 266,296
Erawan Group PCL (The)
- NVDR 2,863,200 207,290
Forth Smart Service PCL
- NVDR 135,900 27,932
#GFPT PCL - NVDR 330,300 92,714
#Global Power Synergy PCL
- NVDR 493,900 526,513
Gulf Development PCL -
NVDR, Class R 2,007,334 3,540,815
Gunkul Engineering PCL
- NVDR 2,033,600 182,165
Haad Thip PCL - NVDR 31,000 14,360
Home Product Center PCL
- NVDR 5,974,300 1,108,812
Ichitan Group PCL - NVDR 977,100 374,684
#Indorama Ventures PCL
- NVDR 959,800 758,182
Internet Thailand PCL - NVDR 332,600 36,732
IRPC PCL - NVDR 6,689,200 435,037
I-TAIL Corp. PCL - NVDR,
Class R 393,300 205,111
*JASMINE INTERNATIONAL
PCL - NVDR 1,055,100 36,575
#*Jasmine Technology
Solution PCL - NVDR 127,800 163,683
Karmarts PCL - NVDR 176,400 41,127
Kasikornbank PCL - NVDR 280,100 1,666,981
KCE Electronics PCL - NVDR 826,000 791,855
KGI Securities Thailand PCL
- NVDR 325,100 40,092
Khon Kaen Sugar Industry
PCL - NVDR 2,300 113
Kiatnakin Phatra Bank PCL
- NVDR 147,200 356,739
Krung Thai Bank PCL - NVDR 2,446,000 2,476,202
Land & Houses PCL - NVDR 2,119,400 234,062
LH Financial Group PCL -
NVDR, Class R 5,300 184
Major Cineplex Group PCL
- NVDR 64,700 13,298
MC Group PCL - NVDR 302,800 103,108
Mega Lifesciences PCL
- NVDR 261,600 286,899
Minor International PCL
- NVDR 3,497,300 2,220,849
#MK Restaurants Group PCL
- NVDR 180,000 104,916
*Mono Next PCL - NVDR,
Class R1 500,000 12,424
Moshi Moshi Retail Corp. PLC
- NVDR, Class R 97,600 107,039
Namyong Terminal PCL
- NVDR 206,700 27,139
Netbay PCL - NVDR 56,400 28,375
Shares Value †
THAILAND — (Continued)
Northeast Rubber PCL -
NVDR, Class R 1,662,300 $ 238,655
NSL Foods PCL - NVDR,
Class R 89,500 59,580
#Osotspa PCL - NVDR 1,274,300 582,470
Plan B Media PCL - NVDR 342,028 45,328
#Praram 9 Hospital PCL -
NVDR, Class R 459,900 228,557
Precious Shipping PCL
- NVDR 883,200 184,240
Premier Marketing PCL
- NVDR 500 175
#Prima Marine PCL - NVDR,
Class R 876,000 239,172
PTG Energy PCL - NVDR 1,439,600 359,928
#PTT Exploration & Production
PCL - NVDR 998,800 4,718,619
#PTT Global Chemical PCL
- NVDR 1,704,400 2,065,306
#PTT Oil & Retail Business
PCL - NVDR, Class R 1,621,600 611,878
PTT PCL - NVDR 6,648,800 7,189,821
#Quality Houses PCL - NVDR 5,797,500 240,099
#Ratch Group PCL - NVDR 860,400 765,445
Regional Container Lines PCL
- NVDR 94,800 89,427
Rojana Industrial Park PCL
- NVDR 568,800 81,662
S Hotels & Resorts PCL
- NVDR 578,600 28,222
#Samart Corp. PCL - NVDR 461,400 73,603
Sansiri PCL - NVDR 10,090,600 433,372
#Sappe PCL - NVDR 34,500 31,222
SC Asset Corp. PCL - NVDR 1,730,900 106,198
SCB X PCL - NVDR 375,300 1,508,223
#SCG Packaging PCL - NVDR 430,800 330,393
SCGJWD Logistics PCL
- NVDR 324,500 76,154
Siam Cement PCL (The)
- NVDR 527,600 3,884,470
#Siam Global House PCL
- NVDR 423,324 86,359
Siam Wellness Group PCL
- NVDR 571,050 53,956
Siamgas & Petrochemicals
PCL - NVDR 76,300 19,896
SiS Distribution Thailand PCL
- NVDR 116,800 82,770
SISB PCL - NVDR, Class R 370,900 114,920
*SKY ICT PCL - NVDR, Class
A 60,400 22,049
Sri Trang Agro-Industry PCL
- NVDR 841,500 459,505
Sri Trang Gloves Thailand
PCL - NVDR 659,600 208,417
Srinanaporn Marketing PCL -
NVDR, Class R 245,900 54,690
Star Petroleum Refining PCL
- NVDR 1,812,600 408,700
*STP & I PCL - NVDR 1,030,000 127,022

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
THAILAND — (Continued)
Supalai PCL - NVDR 903,500 $ 449,013
#Susco PCL - NVDR 389,700 24,149
TAC Consumer PCL - NVDR 500 82
*Tata Steel Thailand PCL
- NVDR 414,500 9,537
Thai Airways International PCL
- NVDR 5,165,400 950,760
Thai Coconut PCL - NVDR,
Class R 503,900 88,885
Thai Life Insurance PCL
- NVDR 607,100 195,553
Thai Nakarin Hospital PCL
- NVDR 100 92
Thai Oil PCL - NVDR 989,222 1,456,635
Thai President Foods PCL
- NVDR 100 578
#Thai Union Group PCL
- NVDR 1,366,700 482,155
Thai Vegetable Oil PCL
- NVDR 96,700 73,272
#Thaifoods Group PCL
- NVDR 877,400 269,162
Thaitheparos PCL - NVDR 100 123
#Thoresen Thai Agencies PCL
- NVDR 660,800 100,952
Tipco Asphalt PCL - NVDR 652,800 270,352
Tisco Financial Group PCL
- NVDR 190,400 639,583
TMBThanachart Bank PCL
- NVDR 16,466,600 1,141,637
TMT Steel PCL - NVDR, Class
R 400 42
TOA Paint Thailand PCL
- NVDR 375,000 149,551
TPI Polene PCL - NVDR 1,275,500 33,651
True Corp. PCL - NVDR, Class
R 4,146,372 1,742,627
TTW PCL - NVDR 41,400 11,748
Univanich Palm Oil PCL
- NVDR 121,400 54,746
*Vanachai Group PCL - NVDR 68,100 4,220
WHA Corp. PCL - NVDR 5,630,000 773,752
TOTAL THAILAND 106,821,134
TURKEY — (0.7%)
Afyon Cimento Sanayi TAS 234,379 70,182
Agesa Hayat ve Emeklilik A/S 32,256 171,971
*Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim A/S 322,761 196,293
Akbank TAS 3,322,379 5,382,306
*Akcansa Cimento A/S 17,196 81,290
*Akfen Yenilenebilir Enerji A/S 69,849 34,411
Aksa Akrilik Kimya Sanayii A/S 572,046 134,071
*Aksa Enerji Uretim A/S, Class
B 127,306 231,595
*Aksigorta A/S 617,474 95,522
Alarko Holding A/S 61,125 129,393
Albaraka Turk Katilim Bankasi
A/S 1,156,347 215,225
Shares Value †
TURKEY — (Continued)
*Alcatel-Lucent Teletas
Telekomunikasyon A/S 2,459 $ 7,472
*Alkim Alkali Kimya A/S 160,295 71,164
Anadolu Anonim Turk Sigorta
Sirketi 538,088 343,921
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 1,446,964 607,802
Anadolu Hayat Emeklilik A/S 35,895 88,099
Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret A/S, Class C 21,516 33,809
*Anel Elektrik Proje Taahhut
ve Ticaret A/S 50,118 53,352
#*Arcelik A/S 32,991 81,702
ARD Grup Bilisim Teknolojileri
A/S 156,501 173,872
Aselsan Elektronik Sanayi Ve
Ticaret A/S 580,488 5,398,947
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 253,465 1,593,105
*Aydem Yenilenebilir Enerji
A/S 95,492 61,288
Aygaz A/S – 3
*Bagfas Bandirma Gubre
Fabrikalari A/S 75,293 56,322
*Baticim Bati Anadolu Cimento
Sanayii A/S 865,041 119,079
*BatiSoke Soke Cimento
Sanayii TAS 248,516 210,870
*Bera Holding A/S 809,455 305,440
*Besler Gida Ve Kimya Sanayi
Ve Ticaret A/S 211,075 70,164
BIM Birlesik Magazalar A/S 258,986 4,250,065
*Biotrend Cevre VE Enerji
Yatirimlari A/S 88,037 39,162
*Bms Birlesik Metal Sanayi VE
Ticaret A/S 36,114 72,332
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 11,324 137,087
Borusan Yatirim ve Pazarlama
A/S 2,886 134,385
*Bosch Fren Sistemleri Sanayi
ve Ticaret A/S 14,161 45,537
*Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 196 367
Bursa Cimento Fabrikasi A/S 696,858 94,539
*Can2 Termik A/S 7,921,743 313,821
Celebi Hava Servisi A/S 400 15,811
Cemtas Celik Makina Sanayi
Ve Ticaret A/S 160,546 39,013
Cimsa Cimento Sanayi VE
Ticaret A/S 319,337 407,080
Coca-Cola Icecek A/S 627,230 1,041,109
*CW Enerji Muhendislik Ticaret
VE Sanayi A/S 308,729 250,346
*Dap Gayrimenkul Gelistirme
A/S, Class C 674,039 157,229
*Dardanel Onentas Gida
Sanayi A/S 1,926,416 94,648

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TURKEY — (Continued)
*Deva Holding A/S 30,956 $ 45,251
Dogan Sirketler Grubu Holding
A/S 707,222 355,922
Dogu Aras Enerji Yatirimlari
A/S 8,351 19,314
Dogus Otomotiv Servis ve
Ticaret A/S 73,129 292,129
Ebebek Magazacilik A/S,
Class B 52,337 83,165
EGE Gubre Sanayii A/S 43,786 122,873
ΩEnerjisa Enerji A/S 171,404 465,830
Enerya Enerji A/S 1,222,727 240,839
*Erbosan Erciyas Boru Sanayii
ve Ticaret A/S 12,542 54,598
Eregli Demir ve Celik
Fabrikalari TAS 2,530,146 1,966,565
Escar Turizm Tasimacilik
Ticaret A/S – –
*Esenboga Elektrik Uretim A/S 710,835 58,679
Europap Tezol Kagit Sanayi
VE Ticaret A/S 156,526 66,130
*Europen Endustri Insaat
Sanayi VE Ticaret A/S 1,444,483 176,146
*Europower Enerji VE
Otomasyon Teknolojileri
Sanayi Ticaret A/S 63,597 73,752
#Ford Otomotiv Sanayi A/S 318,653 691,118
*Formet Metal ve Cam Sanayi
A/S 659,082 40,113
Galata Wind Enerji A/S 125,053 83,581
GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret A/S 534,600 109,559
Gentas Genel Metal Sanayi ve
Ticaret A/S 447,662 78,664
Gipta Ofis Kirtasiye VE
Promosyon Urunleri Imalat
Sanayi A/S 58,174 112,589
*Girsim Elektrik Sanayi Taahut
Ve Ticaret A/S 37,355 41,171
Global Yatirim Holding A/S 1,275,511 431,901
Goknur Gida Maddeleri Ithalat
Ihracat Ticaret Ve Sanayi A/S 253,923 121,272
Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S. 11,394 92,355
*Grainturk Tarim A/S 15,165 86,591
*Gubre Fabrikalari TAS 63,348 743,749
GUR-Sel Turizm Tasimacilik
VE Servis Ticaret A/S 3,977 26,317
#*Hektas Ticaret TAS 187,966 14,269
*Hitit Bilgisayar Hizmetleri A/S 74,508 69,553
*Ihlas Holding A/S 1,320,787 65,477
*Imas Makina Sanayi A/S 670,039 55,015
*Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S 585,569 132,186
*Info Yatirim AS 844,397 64,099
Is Yatirim Menkul Degerler A/S 425,335 397,991
*Izdemir Enerji Elektrik Uretim
A/S 376,654 89,360
*Izmir Demir Celik Sanayi A/S 549,715 85,527
Shares Value †
TURKEY — (Continued)
*Izmir Firca Sanayi ve Ticaret
A/S 121,506 $ 184,337
Jantsa Jant Sanayi Ve Ticaret
A/S 92,120 36,024
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 132,439 99,890
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S 834,197 711,153
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 32,842 25,730
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 185,791 47,409
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 2,995,648 190,275
*Kayseri Seker Fabrikasi A/S 1,581,199 165,522
*Kervan Gida Sanayi Ve
Ticaret A/S, Class B 769,138 53,109
*Kiler Holding A/S 4,696 10,632
*Kimteks Poliuretan Sanayi VE
Ticaret A/S 28,994 13,219
KOC Holding A/S 455,446 2,038,103
Kocaer Celik Sanayi Ve
Ticaret A/S 206,356 53,570
#Kontrolmatik Enerji Ve
Muhendislik A/S 77,480 17,850
*Koza Polyester Sanayi VE
Ticaret A/S 498,460 65,417
*LDR Turizm A/S 177,135 466,508
Logo Yazilim Sanayi Ve
Ticaret A/S 66,003 209,762
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S 227,347 76,076
*Loras Holding A.S 716,331 58,499
*Margun Enerji Uretim Sanayi
VE Ticaret A/S 392,799 556,798
*Marmara Holding A/S 1 –
ΩMavi Giyim Sanayi Ve
Ticaret A/S, Class B 556,808 533,829
*Mega Metal Sanayi VE
Ticaret A/S 69,102 123,952
#*MIA Teknoloji A/S 185,994 164,487
Migros Ticaret A/S 54,353 771,664
Ω*MLP Saglik Hizmetleri A/S,
Class B 75,889 746,969
*Naturel Yenilenebilir Enerji
Ticaret A/S 407,910 63,374
Naturelgaz Sanayi ve Ticaret
A/S 304,777 84,314
*NET Holding A/S 49,110 41,671
Nuh Cimento Sanayi A/S 15,670 85,867
*ODAS Elektrik Uretim ve
Sanayi Ticaret A/S 1,374,819 208,727
*Orge Enerji Elektrik Taahhut
A/S 49,840 94,309
Osmanli Yatirim Menkul
Degerler A/S 90,992 15,224
#Oyak Cimento Fabrikalari A/S 687,473 360,589

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
TURKEY — (Continued)
*Papilon Savunma-Guvenlik
Sistemleri Bilisim Muhendislik
Hizmetleri Ithalat 55,634 $ 20,070
*Parsan Makina Parcalari
Sanayii A/S 29,846 55,055
#*Pasifik Eurasia Lojistik Dis
Ticaret A/S 147,533 430,994
#*Pegasus Hava Tasimaciligi
A/S 217,530 869,452
*Peker Gayrimenkul Yatirim
Ortakligi A/S – –
*Petkim Petrokimya Holding
A/S 988,340 522,772
Platform Turizm Tasimacilik
Gida Insaat Temizlik Hizmetleri
Sanayi VE Ticaret A/S 42,803 25,387
*Polisan Holding A/S 157,862 74,346
*Qua Granite Hayal 865,016 71,216
*Ral Yatirim Holding A/S 80,379 598,602
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 116,317 51,485
*Safkar Ege Sogutmacilik
Klima Soguk Hava Tesisleri
Ihracat Ithalat Sanayi Ve Tic 172,018 92,586
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 420,467 246,224
#*Sasa Polyester Sanayi A/S 5,638,307 391,820
*Say Yenilenebilir Enerji
Ekipmanlari Sanayi ve Ticaret
A/S 16,070 17,334
SDT Uzay VE Savunma
Teknolojileri A/S 16,832 81,879
Sekerbank Turk A/S 1,485,343 403,347
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 60,683 139,672
*Sok Marketler Ticaret A/S 94,107 106,010
SUN Tekstil Sanayi Ve Ticaret
A/S 56,436 44,590
Suwen Tekstil Sanayi
Pazarlama A/S 414,457 78,883
TAB Gida Sanayi Ve Ticaret
A/S 38,322 228,144
*Tapdi Oksijen Ozel Saglik
Hizmetleri Sanayi VE Ticaret
A/S 111,288 61,722
*Tatlipinar Enerji Uretim A/S 280,484 79,208
*TAV Havalimanlari Holding
A/S 147,218 907,391
Tekfen Holding A/S 76,934 242,799
*Teknosa Ic Ve Dis Ticaret A/S 1 –
*Tera Yatirim Menkul Degerler
A/S 90,199 481,091
Tofas Turk Otomobil Fabrikasi
A/S 53,919 351,427
*Tukas Gida Sanayi ve Ticaret
A/S 3,799,215 215,250
*Tumosan Motor ve Traktor
Sanayi A/S 35,553 80,179
Turcas Holding A/S 137,679 141,016
#*Turk Altin Isletmeleri A/S 526,492 482,159
Shares Value †
TURKEY — (Continued)
Turk Hava Yollari AO 405,311 $ 2,765,028
*Turk Telekomunikasyon A/S 533,387 733,655
Turk Traktor ve Ziraat
Makineleri A/S 6,040 59,349
Turkcell Iletisim Hizmetleri A/S 1,348,393 3,345,262
Turkiye Garanti Bankasi A/S 376,627 1,115,259
Turkiye Is Bankasi A/S 6,030,389 1,913,827
Turkiye Petrol Rafinerileri A/S 547,281 3,282,375
#Turkiye Sigorta A/S 1,711,727 532,633
Turkiye Sise ve Cam
Fabrikalari A/S 444,853 471,191
*Turkiye Vakiflar Bankasi TAO 1,424,024 997,783
#Ulker Biskuvi Sanayi A/S 213,858 586,415
*Ulusoy Un Sanayi ve Ticaret
A/S 1 –
*Usak Seramik Sanayii AS 1,880,476 72,414
#*Vestel Elektronik Sanayi ve
Ticaret A/S 76,260 46,919
*Yapi ve Kredi Bankasi A/S 2,508,745 2,056,533
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 138,973 134,714
*Yayla Agro Gida Sanayi VE
Nakliyat A/S 435,794 112,554
*YEO Teknoloji Enerji VE
Endustri A/S 108,561 134,065
Ziraat Gayrimenkul Yatirim
Ortakligi A/S 319,155 154,546
*Zorlu Enerji Elektrik Uretim
A/S, Class H 564,731 38,245
TOTAL TURKEY 65,284,587
UNITED ARAB EMIRATES — (1.3%)
Abu Dhabi Commercial Bank
PJSC 2,305,517 8,662,401
Abu Dhabi Islamic Bank PJSC 1,135,421 6,776,234
Abu Dhabi National Hotels 3,500,953 352,678
Abu Dhabi National Oil Co. for
Distribution PJSC 2,590,795 2,588,749
*Abu Dhabi Ports Co. PJSC 596,025 704,280
Abu Dhabi Ship Building Co.
PJSC 43,633 88,504
ADNOC Drilling Co. PJSC 2,559,664 3,944,485
ADNOC Logistics & Services 1,623,127 2,594,069
Agthia Group PJSC 121,890 123,785
Air Arabia PJSC 2,202,469 2,968,287
Ajman Bank PJSC 1,331,258 521,934
Aldar Properties PJSC 2,280,402 4,786,926
Alef Education Holding PLC 47,971 12,813
Alpha Dhabi Holding PJSC 762,141 1,562,504
Amanat Holdings PJSC 1,079,668 376,263
Americana Restaurants
International PLC - Foreign Co. 1,684,301 912,565
*Apex Investment Co. PSC 534,308 468,423
*Bank of Sharjah 122,257 41,275
Burjeel Holdings PLC 527,093 150,684
Dana Gas PJSC 5,971,807 1,463,319
Deyaar Development PJSC 1,138,715 254,226
Dubai Electricity & Water
Authority PJSC 2,478,202 1,788,025
Dubai Financial Market PJSC 1,499,815 583,935

Dimensional Emerging Core Equity Market ETF
continued
Shares Value †
UNITED ARAB EMIRATES — (Continued)
Dubai Investments PJSC 1,753,161 $ 1,937,933
Dubai Islamic Bank PJSC 2,807,395 5,457,486
Emaar Development PJSC 859,115 3,410,356
Emaar Properties PJSC 5,597,879 17,984,419
Emirates Central Cooling
Systems Corp. 817,451 344,972
Emirates Integrated
Telecommunications Co. PJSC 371,671 1,090,858
Emirates NBD Bank PJSC 1,486,473 11,736,698
Emirates Telecommunications
Group Co. PJSC 1,863,642 9,437,704
*EMSTEEL Building Materials
PJSC 855,619 256,250
Fertiglobe PLC 1,081,104 1,100,855
First Abu Dhabi Bank PJSC 2,348,837 11,229,703
*Ghitha Holding PJSC 29,835 88,541
*Gulf Navigation Holding PJSC 210,205 155,097
*Gulf Pharmaceutical
Industries PSC 342,766 97,056
*Manazel PJSC 878,103 58,813
*Modon Holding PSC 1,001,955 799,294
National Central Cooling Co.
PJSC 216,211 159,528
NMDC Group PJSC 55,898 291,597
Parkin Co. PJSC 309,281 437,872
*Presight AI Holding PLC 542,166 460,551
*RAK Properties PJSC 1,749,620 509,704
Ras Al Khaimah Ceramics
PJSC 89,781 59,155
Salik Co. PJSC 1,480,483 2,257,264
Sharjah Islamic Bank 1,528,906 1,232,149
*SHUAA CAPITAL PSC, Class
A 1,193,636 66,297
Taaleem Holdings PJSC 15,013 13,366
TECOM Group PJSC 99,264 91,078
Union Properties PJSC 2,485,971 490,033
TOTAL UNITED ARAB
EMIRATES 112,980,993
TOTAL COMMON STOCKS 8,789,003,633
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
Alpargatas SA 3.140% 109,295 263,673
Axia Energia SA 6.010% 52,900 728,883
Banco do Estado do Rio
Grande do Sul SA, Class B
0.560% 624,411 1,957,550
Cia Energetica de Minas
Gerais 6.420% 1,361,488 3,426,674
Energisa S/A 4.240% 384 766
Gerdau SA 2.740% 870,076 3,948,382
Isa Energia Brasil SA 0.480% 166,200 984,377
Itau Unibanco Holding SA
4.200% 1,914,840 16,598,816
Marcopolo SA 10.730% 746,328 970,658
Petroleo Brasileiro SA -
Petrobras 2.420% 3,328,000 32,783,044
Schulz SA 5.600% 74,284 77,677
Track & Field Co. SA 0.180% 36,000 110,911
Shares Value †
BRAZIL — (Continued)
Unipar Carbocloro SA
16.240% 43,516 $ 547,094
TOTAL BRAZIL 62,398,505
CHILE — (0.0%)
Embotelladora Andina SA,
Class B 1.440% 195,560 908,343
TOTAL CHILE 908,343
COLOMBIA — (0.0%)
Grupo Argos SA 5.650% 8,774 29,440
Grupo Aval Acciones y Valores
SA 3.470% 254,269 56,387
Grupo Cibest SA 7.220% 30,197 519,587
Grupo de Inversiones
Suramericana SA 3.710% 45,482 507,192
TOTAL COLOMBIA 1,112,606
INDIA — (0.0%)
*TVS Motor Co., Ltd. 6.000% 706,332 75,907
TOTAL INDIA 75,907
TOTAL PREFERRED
STOCKS 64,495,361
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
*<Parque Arauco SA 06/02/26 20,633 9,597
TOTAL CHILE 9,597
KOREA, REPUBLIC OF — (0.0%)
*SKC Co., Ltd. 05/15/26 2,883 91,746
TOTAL KOREA, REPUBLIC
OF 91,746
MALAYSIA — (0.0%)
*Berjaya Corp. BHD 01/06/31 91,195 1,148
*Hengyuan Refining Co. BHD
10/27/30 108,100 14,562
*Lianson Fleet Group BHD
12/31/30 15,519 1,094
TOTAL MALAYSIA 16,804
THAILAND — (0.0%)
*Better World Green PCL
05/28/27 441,633 542
TOTAL THAILAND 542
UNITED ARAB EMIRATES — (0.0%)
*Sharjah Islamic Bank
05/08/26 509,635 55,641
TOTAL UNITED ARAB
EMIRATES 55,641
TOTAL RIGHTS/WARRANTS 174,330
TOTAL INVESTMENT SECURITIES — (98.3%)
(Cost $5,591,123,271) 8,853,673,324
SECURITIES LENDING COLLATERAL — (1.7%)
@§The DFA Short Term
Investment Fund 13,447,056 155,582,437
TOTAL INVESTMENTS — ( 100.0% )
(Cost $5,746,705,708) $ 9,009,255,761

Dimensional Emerging Core Equity Market ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $342,193,735 which represented 3.9% of the net assets of the Fund.
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ........................ $ 305,442,439 $ — $ — $ 305,442,439
Chile ......................... 36,915,514 — — 36,915,514
China ........................ 1,987,811,555 1,550,897 47,116 1,989,409,568
Colombia ..................... 9,144,745 — — 9,144,745
Czechia ...................... 8,034,415 — — 8,034,415
Egypt ........................ 3,446,792 — — 3,446,792
Greece ....................... 44,304,208 — — 44,304,208
Hong Kong .................... 63,060 — — 63,060
Hungary ...................... 18,405,306 — — 18,405,306
India ......................... 1,158,341,034 7,205,106 — 1,165,546,140
Indonesia ..................... 79,552,574 — 11,034 79,563,608
Korea, Republic of .............. 1,613,748,491 605,709 20,851 1,614,375,051
Kuwait ....................... 51,324,829 — 67,688 51,392,517
Malaysia ...................... 112,700,717 — 4 112,700,721
Mexico ....................... 148,836,177 — — 148,836,177
Peru ......................... 9,347,909 — — 9,347,909
Philippines .................... 27,590,678 — 6 27,590,684
Poland ....................... 99,854,161 — — 99,854,161
Qatar ........................ 42,939,896 — — 42,939,896
Russian Federation ............. — — — —
Saudi Arabia ................... 229,042,003 342,673 — 229,384,676
South Africa ................... 266,860,333 — — 266,860,333
Taiwan ....................... 2,240,338,461 19,729 809 2,240,358,999
Thailand ...................... 1,045,995 105,775,139 — 106,821,134
Turkey ....................... 65,284,587 — — 65,284,587
United Arab Emirates ............ 112,784,621 196,372 — 112,980,993
Preferred Stocks
Brazil ........................ 62,398,505 — — 62,398,505
Chile ......................... 908,343 — — 908,343
Colombia ..................... 1,112,606 — — 1,112,606
India ......................... 75,907 — — 75,907
Rights/Warrants
Chile ......................... — — 9,597 9,597
Korea, Republic of .............. 91,746 — — 91,746
Malaysia ...................... 16,804 — — 16,804
Thailand ...................... 542 — — 542
United Arab Emirates ............ 55,641 — — 55,641
Securities Lending Collateral ........ — 155,582,437 — 155,582,437
Total Investments .................
$8,737,820,594 $271,278,062 $157,105> $9,009,255,761
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional Emerging Markets High Profitability ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value †
COMMON STOCKS — (97.5%)
BRAZIL — (2.7%)
Ambev SA 16,100 $ 46,887
#Ambev SA, Sponsored ADR 40,000 116,800
Banco BTG Pactual SA 11,100 132,200
BB Seguridade Participacoes
SA 82,101 558,282
*JBS NV 19,341 307,289
Klabin SA 165,364 580,155
Localiza Rent a Car SA 6,700 61,737
Localiza Rent a Car SA, Class
A 257 2,277
MBRF Global Foods Co. SA 8,063 28,207
#MBRF Global Foods Co. SA,
ADR 13,451 46,406
Motiva Infraestrutura de
Mobilidade SA 35,200 113,038
Petroleo Brasileiro SA
- Petrobras 263,861 2,898,425
#Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 54,677 1,086,979
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 35,078 772,768
Porto Seguro SA 6,400 63,956
Raia Drogasil SA 161,153 709,637
Suzano SA 14,563 128,139
#Suzano SA, Class A,
Sponsored ADR 59,624 528,865
TIM SA 16,100 83,208
TIM SA, ADR 19,234 498,930
Ultrapar Participacoes SA 20,900 125,591
Ultrapar Participacoes SA,
Sponsored ADR 7,000 41,930
Vale SA, Class B, Sponsored
ADR 9,111 149,056
Vibra Energia SA 117,993 788,609
WEG SA 101,373 912,731
TOTAL BRAZIL 10,782,102
CHILE — (0.4%)
Banco de Chile 1,533,677 286,482
Banco de Chile, Sponsored
ADR 9,290 351,812
Banco Santander Chile 342,702 27,305
Banco Santander Chile,
Sponsored ADR 13,631 435,920
Embotelladora Andina SA,
Sponsored ADR 822 23,189
Latam Airlines Group SA 1,738,531 41,200
#Latam Airlines Group SA,
ADR 9,585 455,575
*Sociedad Quimica y Minera
de Chile SA, Sponsored ADR 1,462 134,752
TOTAL CHILE 1,756,235
Shares Value †
CHINA — (21.6%)
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 11,500 $ 36,070
Aerospace Intelligent
Manufacturing Technology
Co., Ltd. 10,000 27,794
Aier Eye Hospital Group Co.,
Ltd., Class A 22,516 35,525
*Air China, Ltd., Class H 340,000 203,555
#Aluminum Corp. of China,
Ltd., Class H 750,000 1,087,602
Angel Yeast Co., Ltd., Class A 5,000 27,516
Anhui Anke Biotechnology
Group Co., Ltd., Class A 16,400 21,219
Anhui Yingjia Distillery Co.,
Ltd., Class A 2,800 15,573
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 1,022 37,426
Anker Innovations Technology
Co., Ltd., Class A 3,600 66,095
ANTA Sports Products, Ltd. 206,800 2,142,246
Apeloa Pharmaceutical Co.,
Ltd., Class A 15,100 40,378
APT Medical, Inc., Class A 1,267 44,111
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 2,200 17,404
Autel Intelligent Technology
Corp., Ltd., Class A 2,727 13,519
Avary Holding Shenzhen Co.,
Ltd., Class A 1,900 20,036
Baiyin Nonferrous Group Co.,
Ltd., Class A 12,000 13,401
Bank of Chengdu Co., Ltd.,
Class A 9,000 25,226
*Baoding Tianwei Baobian
Electric Co., Ltd. 9,000 19,693
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 38,100 17,064
Beijing Dahao Technology
Corp., Ltd., Class A 3,900 9,339
Beijing Jetsen Technology Co.,
Ltd., Class A 45,300 37,129
Beijing Ultrapower Software
Co., Ltd., Class A 13,000 18,513
Beijing United Information
Technology Co., Ltd., Class A 11,100 44,076
Bethel Automotive Safety
Systems Co., Ltd., Class A 3,200 21,488
BOE Technology Group Co.,
Ltd., Class A 82,000 48,967
*Bohai Leasing Co., Ltd.,
Class A 78,300 53,634

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
CHINA — (Continued)
BTG Hotels Group Co., Ltd.,
Class A 14,800 $ 33,900
BYD Co., Ltd. 233,000 3,048,668
Castech, Inc., Class A 700 8,895
Cheng De Lolo Co., Ltd.,
Class A 500 651
Chengdu Wintrue Holding Co.,
Ltd., Class A 1,500 3,379
Chengtun Mining Group Co.,
Ltd., Class A 17,900 36,050
Chifeng Jilong Gold Mining
Co., Ltd., Class A 20,800 115,685
China Coal Energy Co., Ltd.,
Class H 114,000 212,756
China Coal Xinji Energy Co.,
Ltd., Class A 42,700 55,935
#*China Eastern Airlines Corp.,
Ltd., Class H 308,000 151,371
China Hongqiao Group, Ltd. 565,500 2,359,092
China Kings Resources Group
Co., Ltd., Class A 9,233 24,784
China National Nuclear Power
Co., Ltd., Class A 45,400 59,737
China Pacific Insurance Group
Co., Ltd., Class H 467,600 2,030,669
China Resources Beer
Holdings Co., Ltd. 92,000 315,211
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 10,200 26,648
China Resources Jiangzhong
Pharmaceutical Co., Ltd.,
Class A 6,400 22,406
ΩChina Resources Mixc
Lifestyle Services, Ltd. 136,600 816,766
China Shenhua Energy Co.,
Ltd., Class H 117,500 724,761
*China Southern Airlines Co.,
Ltd., Class H 368,000 186,026
ΩChina Tower Corp., Ltd.,
Class H 902,500 1,276,490
China Tungsten And Hightech
Materials Co., Ltd., Class A 3,400 28,957
Chongqing Brewery Co., Ltd.,
Class A 5,500 44,283
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 600 2,974
Chow Tai Fook Jewellery
Group, Ltd. 372,800 505,871
CMOC Group, Ltd., Class H 696,000 1,563,696
CNOOC Energy Technology &
Services, Ltd., Class A 54,800 35,532
COFCO Sugar Holding Co.,
Ltd., Class A 29,500 64,981
Contemporary Amperex
Technology Co., Ltd., Class A 27,748 1,770,713
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 35,600 44,602
Shares Value †
CHINA — (Continued)
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 15,728 $ 43,093
Double Medical Technology,
Inc., Class A 200 1,270
Ecovacs Robotics Co., Ltd.,
Class A 3,200 30,518
ENN Natural Gas Co., Ltd.,
Class A 11,700 34,694
Eoptolink Technology, Inc.,
Ltd., Class A 5,040 387,858
EverProX Technologies Co.,
Ltd., Class A 300 11,271
Fibocom Wireless, Inc., Class
A 4,000 13,143
Focus Media Information
Technology Co., Ltd., Class A 89,800 82,672
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 9,772 55,265
Foxconn Industrial Internet
Co., Ltd., Class A 58,800 541,153
Fujian Sunner Development
Co., Ltd., Class A 7,000 19,056
Fulin Precision Co., Ltd., Class
A 3,000 12,347
ΩFuyao Glass Industry Group
Co., Ltd., Class H 114,000 865,869
G-bits Network Technology
Xiamen Co., Ltd., Class A 1,000 59,512
Goneo Group Co., Ltd., Class
A 4,678 30,708
Great Wall Motor Co., Ltd. 21,000 31,096
Gree Electric Appliances, Inc.
of Zhuhai, Class A 18,000 105,513
Guangdong Aofei Data
Technology Co., Ltd., Class A 1,800 6,571
Guangdong Haid Group Co.,
Ltd., Class A 10,700 78,273
Guangdong Hongda Holdings
Group Co., Ltd., Class A 800 4,253
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 21,300 39,218
*Guangdong TCL Smart Home
Appliances Co., Ltd. 6,600 9,225
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 8,500 18,823
Guanghui Energy Co., Ltd.,
Class A 55,100 54,436
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 5,500 40,676
Guizhou Chanhen Chemical
Corp., Class A 2,300 12,280
H World Group, Ltd. 179,100 914,505
ΩHaidilao International
Holding, Ltd. 21,000 38,495
Haier Smart Home Co., Ltd.,
Class A 424,800 1,188,654
*Hainan Airlines Holding Co.,
Ltd., Class A 192,900 42,632

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
CHINA — (Continued)
Hainan Strait Shipping Co.,
Ltd., Class A 30,300 $ 37,696
Hangcha Group Co., Ltd.,
Class A 11,200 44,539
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 5,900 27,141
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 7,100 39,021
Hefei Meiya Optoelectronic
Technology, Inc., Class A 10,400 26,668
Henan Lingrui Pharmaceutical
Co., Class A 5,500 18,000
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 26,300 123,679
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 21,800 88,478
Henan Yuguang Gold & Lead
Co., Ltd., Class A 5,600 12,073
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 18,800 52,116
Hengli Petrochemical Co., Ltd.,
Class A 51,200 165,537
Hithink RoyalFlush Information
Network Co., Ltd., Class A 6,020 207,059
HLA Group Corp., Ltd., Class
A 22,100 21,381
*Holitech Technology Co., Ltd.,
Class A 8,500 3,595
Hongfa Technology Co., Ltd.,
Class A 1,960 8,933
Huadong Medicine Co., Ltd.,
Class A 5,800 28,311
Huaming Power Equipment
Co., Ltd., Class A 6,200 22,223
Huatu Cendes Co., Ltd. 960 6,994
Hubei Yihua Chemical Industry
Co., Ltd., Class A 7,800 19,294
Hubei Zhenhua Chemical Co.,
Ltd. 2,300 11,775
Huizhou Desay Sv Automotive
Co., Ltd., Class A 2,400 36,205
Hunan Gold Corp., Ltd., Class
A 7,160 30,464
*Hytera Communications
Corp., Ltd., Class A 5,400 7,856
Inner Mongolia Berun
Chemical Co., Ltd., Class A 51,600 67,669
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 17,500 82,885
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 22,200 137,703
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 15,500 62,296
*JA Solar Technology Co.,
Ltd., Class A 9,300 14,796
Jack Technology Co., Ltd.,
Class A 800 4,630
Shares Value †
CHINA — (Continued)
Jason Furniture Hangzhou
Co., Ltd., Class A 11,500 $ 48,879
JCHX Mining Management
Co., Ltd., Class A 8,600 78,418
Ω*JD Logistics, Inc. 69,800 134,543
Jiangling Motors Corp., Ltd.,
Class A 10,000 27,443
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 2,400 10,169
Jiangsu Lihua Foods Group
Co., Ltd. 800 2,664
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 1,800 13,573
Jiangsu Pacific Quartz Co.,
Ltd., Class A 6,800 54,919
Jiangsu Shemar Electric Co.,
Ltd. 900 8,029
Jiangsu ToLand Alloy Co.,
Ltd., Class A 300 1,725
Jiangsu Xinquan Automotive
Trim Co., Ltd. 6,500 58,413
Jiayou International Logistics
Co., Ltd., Class A 15,292 28,514
Jinduicheng Molybdenum Co.,
Ltd., Class A 44,600 127,814
Juneyao Airlines Co., Ltd.,
Class A 26,800 44,874
*KingClean Electric Co., Ltd.,
Class A 11,800 55,336
Kingnet Network Co., Ltd.,
Class A 23,800 62,632
ΩKuaishou Technology, Class
B 444,800 2,435,860
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 1,400 10,610
Kweichow Moutai Co., Ltd.,
Class A 6,100 1,236,356
LB Group Co., Ltd., Class A 20,700 51,232
#Lenovo Group, Ltd. 1,504,000 2,242,441
Loncin Motor Co., Ltd., Class A 5,400 12,140
Luxi Chemical Group Co., Ltd.,
Class A 11,100 27,716
Luxshare Precision Industry
Co., Ltd., Class A 44,700 438,341
Luzhou Laojiao Co., Ltd.,
Class A 3,400 49,813
Mango Excellent Media Co.,
Ltd., Class A 23,400 66,580
Meihua Holdings Group Co.,
Ltd., Class A 37,200 54,011
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 36,800 29,247
Midea Group Co., Ltd., Class A 23,000 273,010
*MMG, Ltd. 528,000 560,100
Muyuan Foods Co., Ltd., Class
A 32,300 211,320
NAURA Technology Group
Co., Ltd., Class A 1,755 137,935
NBTM New Materials Group
Co., Ltd., Class A 2,500 12,470

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
CHINA — (Continued)
NetEase, Inc. 75,900 $ 1,734,303
NetEase, Inc., Sponsored ADR 36,921 4,338,587
New China Life Insurance Co.,
Ltd., Class H 185,000 1,209,127
New Hope Dairy Co., Ltd.,
Class A 5,300 15,445
Neway Valve Suzhou Co.,
Ltd., Class A 7,800 71,626
Ningbo Boway Alloy Material
Co., Ltd. 13,000 33,317
Ningbo Huaxiang Electronic
Co., Ltd., Class A 7,000 26,669
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 5,200 9,262
Ningbo Joyson Electronic
Corp., Class A 20,900 87,242
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 10,700 31,416
Ningbo Tuopu Group Co., Ltd.,
Class A 4,400 38,730
Ningxia Baofeng Energy Group
Co., Ltd., Class A 46,000 206,693
ΩNongfu Spring Co., Ltd.,
Class H 249,200 1,488,758
North Copper Co., Ltd., Class
A 15,600 32,742
*Offcn Education Technology
Co., Ltd., Class A 26,800 10,395
*OFILM Group Co., Ltd., Class
A 35,000 44,619
*PDD Holdings, Inc.,
Sponsored ADR 58,918 5,884,730
PetroChina Co., Ltd., Class H 1,972,000 3,028,327
POCO Holding Co., Ltd., Class
A 400 5,656
ΩPop Mart International
Group, Ltd. 63,200 1,268,235
Qingdao TGOOD Electric Co.,
Ltd., Class A 4,800 20,725
Quectel Wireless Solutions
Co., Ltd., Class A 1,600 16,931
Rockchip Electronics Co., Ltd.,
Class A 1,400 37,478
Rongsheng Petrochemical
Co., Ltd., Class A 44,500 90,858
Sailun Group Co., Ltd., Class
A 25,600 52,157
Satellite Chemical Co., Ltd.,
Class A 24,570 106,445
Seres Group Co., Ltd., Class A 7,600 98,721
SF Holding Co., Ltd. 7,800 35,248
SF Holding Co., Ltd., Class A 39,800 216,116
Shaanxi Coal Industry Co.,
Ltd., Class A 63,300 242,088
ΩShandong Gold Mining Co.,
Ltd., Class H 97,000 351,163
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 4,800 61,437
Shares Value †
CHINA — (Continued)
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 7,200 $ 40,572
Shandong Sun Paper Industry
JSC, Ltd., Class A 16,500 35,524
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 4,982 67,522
Shanghai AtHub Co., Ltd.,
Class A 4,140 22,365
Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 12,400 34,592
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 7,760 12,425
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 300 1,212
Shanghai Huafon Aluminium
Corp., Class A 10,800 29,275
Shanghai M&G Stationery,
Inc., Class A 11,700 42,023
Shanghai Zhonggu Logistics
Co., Ltd., Class A 26,400 41,924
Shanjin International Gold Co.,
Ltd., Class A 11,900 45,372
Shannon Semiconductor
Technology Co., Ltd. 1,400 35,797
Shantui Construction
Machinery Co., Ltd., Class A 12,500 21,790
Shanxi Coal International
Energy Group Co., Ltd., Class
A 25,700 52,887
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 3,700 77,630
Sharetronic Data Technology
Co., Ltd. 2,156 81,950
Shengda Resources Co., Ltd.,
Class A 200 1,068
Shengyi Electronics Co., Ltd.,
Class A 1,903 30,527
Shengyi Technology Co., Ltd.,
Class A 8,600 96,305
Shennan Circuits Co., Ltd.,
Class A 2,490 113,888
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 2,180 22,159
Shenzhen Envicool
Technology Co., Ltd., Class A 3,380 46,799
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 7,300 35,526
Shenzhen Kedali Industry Co.,
Ltd., Class A 1,200 33,450
Shenzhen Kinwong Electronic
Co., Ltd., Class A 5,300 54,432
Shenzhen SC New Energy
Technology Corp., Class A 4,100 55,952
Shenzhen Sunlord Electronics
Co., Ltd., Class A 3,800 18,882

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
CHINA — (Continued)
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 8,400 $ 27,958
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 6,600 36,553
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 5,200 4,627
*Sichuan Hongda Co., Ltd. 9,600 25,488
Sichuan Injet Electric Co., Ltd.,
Class A 100 721
Sieyuan Electric Co., Ltd.,
Class A 200 5,708
Sineng Electric Co., Ltd., Class
A 2,060 11,406
Skshu Paint Co., Ltd., Class A 3,880 24,232
Spring Airlines Co., Ltd., Class
A 10,300 71,125
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 17,300 14,737
STO Express Co., Ltd., Class
A 22,900 54,800
Sumec Corp., Ltd., Class A 21,600 38,633
Sungrow Power Supply Co.,
Ltd., Class A 13,360 268,692
Sunresin New Materials Co.,
Ltd., Class A 6,200 57,850
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 4,600 125,719
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 5,460 245,735
Tencent Holdings, Ltd. 226,300 13,513,725
Tianshan Aluminum Group
Co., Ltd., Class A 29,800 72,577
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 1,500 8,883
Tingyi Cayman Islands Holding
Corp. 102,000 156,898
TongFu Microelectronics Co.,
Ltd., Class A 25,200 190,945
Tongling Nonferrous Metals
Group Co., Ltd., Class A 76,100 68,500
*TPV Technology Co., Ltd.,
Class A 20,700 8,029
Unisplendour Corp., Ltd.,
Class A 2,400 11,237
Victory Giant Technology
Huizhou Co., Ltd., Class A 3,100 149,044
Vipshop Holdings, Ltd.,
Sponsored ADR 22,136 318,537
Wanhua Chemical Group Co.,
Ltd., Class A 19,100 250,311
Want Want China Holdings,
Ltd. 213,000 120,180
Weihai Guangwei Composites
Co., Ltd., Class A 2,400 11,592
Wens Foodstuff Group Co.,
Ltd., Class A 36,800 88,548
Shares Value †
CHINA — (Continued)
Western Mining Co., Ltd.,
Class A 38,200 $ 165,439
Willfar Information Technology
Co., Ltd. 1,862 10,184
Wuliangye Yibin Co., Ltd.,
Class A 13,797 196,040
WUS Printed Circuit Kunshan
Co., Ltd., Class A 9,000 135,112
ΩWuXi AppTec Co., Ltd.,
Class H 40,600 704,848
Xiamen Amoytop Biotech Co.,
Ltd. 3,329 28,382
Xiamen Faratronic Co., Ltd.,
Class A 2,100 36,275
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 1,100 5,757
Xiamen Tungsten Co., Ltd.,
Class A 9,200 77,803
Xinfengming Group Co., Ltd.,
Class A 10,100 27,377
Xinxiang Richful Lube Additive
Co., Ltd., Class A 2,400 16,348
Yangling Metron New Material,
Inc., Class A 280 811
Yankershop Food Co., Ltd.,
Class A 2,700 23,205
Yankuang Energy Group Co.,
Ltd., Class H 565,800 1,183,061
Yealink Network Technology
Corp., Ltd., Class A 10,600 56,674
Yifeng Pharmacy Chain Co.,
Ltd., Class A 10,876 36,931
Yizumi Holdings Co., Ltd.,
Class A 2,100 7,444
Yonfer Agricultural Technology
Co., Ltd., Class A 7,200 16,060
YTO Express Group Co., Ltd.,
Class A 15,400 48,461
Yum China Holdings, Inc. 28,414 1,376,658
Yum China Holdings, Inc. 29,750 1,446,912
YUNDA Holding Group Co.,
Ltd., Class A 32,600 37,503
Yunnan Aluminium Co., Ltd.,
Class A 29,400 136,837
Yunnan Copper Co., Ltd.,
Class A 17,100 47,803
Yunnan Tin Co., Ltd., Class A 11,300 58,300
Yunnan Yuntianhua Co., Ltd.,
Class A 25,000 132,385
Zhaojin Mining Industry Co.,
Ltd., Class H 15,500 55,995
Zhejiang Cfmoto Power Co.,
Ltd., Class A 600 24,126
Zhejiang China Commodities
City Group Co., Ltd., Class A 23,100 44,798
Zhejiang Chint Electrics Co.,
Ltd., Class A 3,400 16,288
Zhejiang Dingli Machinery Co.,
Ltd., Class A 3,100 25,009

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
CHINA — (Continued)
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 15,100 $ 25,814
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 27,700 26,677
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 10,200 63,627
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 8,800 38,794
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 5,300 11,799
Zhejiang Juhua Co., Ltd.,
Class A 11,000 58,974
Zhejiang Lante Optics Co., Ltd. 1,115 12,533
Zhejiang NHU Co., Ltd., Class
A 20,600 104,924
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 5,000 34,337
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 6,000 57,319
Zhejiang Shuanghuan
Driveline Co., Ltd., Class A 1,700 9,771
Zhejiang Supor Co., Ltd.,
Class A 5,500 37,907
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 2,200 4,389
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 15,500 48,707
Zhejiang Yinlun Machinery
Co., Ltd., Class A 7,100 47,823
Zhongji Innolight Co., Ltd.,
Class A 5,600 702,833
Zhongjin Gold Corp., Ltd.,
Class A 25,500 96,889
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 5,500 27,096
*Zhuzhou Smelter Group Co.,
Ltd. 10,100 39,159
Zijin Mining Group Co., Ltd.,
Class H 1,076,000 4,900,805
ZTO Express Cayman, Inc. 71,600 1,786,858
TOTAL CHINA 86,851,256
COLOMBIA — (0.1%)
Grupo Cibest SA 11,422 237,376
Grupo Cibest SA, ADR 5,202 354,724
TOTAL COLOMBIA 592,100
CZECHIA — (0.1%)
CEZ A/S 6,369 366,982
ΩMoneta Money Bank A/S 2,215 19,501
Philip Morris CR A/S 51 46,645
TOTAL CZECHIA 433,128
GREECE — (0.4%)
#Allwyn AG 14,345 203,611
Athens International Airport SA 4,296 48,933
Cenergy Holdings SA 4,472 125,061
Shares Value †
GREECE — (Continued)
Eurobank SA 1,808 $ 7,805
Hellenic Telecommunications
Organization SA 13,630 290,514
*Metlen Energy & Metals PLC 12,116 497,443
Motor Oil Hellas Corinth
Refineries SA 8,213 366,101
Titan SA 2,972 159,463
TOTAL GREECE 1,698,931
HUNGARY — (0.4%)
MOL Hungarian Oil & Gas PLC 23,595 314,022
OTP Bank Nyrt 9,063 1,213,179
Richter Gedeon Nyrt 1,555 65,398
TOTAL HUNGARY 1,592,599
INDIA — (11.6%)
3M India, Ltd. 247 86,659
ABB India, Ltd. 2,196 167,279
Adani Ports & Special
Economic Zone, Ltd. 17,888 312,344
*Adani Power, Ltd. 202,276 472,797
Ajanta Pharma, Ltd. 837 24,892
Apar Industries, Ltd. 2,448 318,039
APL Apollo Tubes, Ltd. 21,904 439,632
Apollo Hospitals Enterprise,
Ltd. 11,652 937,488
Ashok Leyland, Ltd. 430,566 735,304
Asian Paints, Ltd. 12,912 332,548
Axis Bank, Ltd. 1,953 26,097
Bajaj Auto, Ltd. 4,400 463,301
Berger Paints India, Ltd. 19,648 97,936
Bharat Electronics, Ltd. 388,039 1,763,298
Bharat Forge, Ltd. 27,124 537,715
Bharti Airtel, Ltd. 179,049 3,559,333
Blue Star, Ltd. 5,365 100,671
Britannia Industries, Ltd. 11,250 678,695
BSE, Ltd. 18,995 728,570
CG Power & Industrial
Solutions, Ltd. 50,210 430,267
Colgate-Palmolive India, Ltd. 11,213 247,643
Coromandel International, Ltd. 554 11,567
CRISIL, Ltd. 1,224 55,307
Cummins India, Ltd. 12,660 702,455
Divi's Laboratories, Ltd. 2,856 195,663
Dixon Technologies India, Ltd. 1,784 209,886
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 4,300 58,652
ΩEndurance Technologies,
Ltd. 1,220 29,957
*FSN E-Commerce Ventures,
Ltd. 115,355 321,780
GE Vernova T&D India, Ltd. 13,602 640,047
GlaxoSmithKline
Pharmaceuticals, Ltd. 4,029 99,178
Glenmark Pharmaceuticals,
Ltd. 24,168 612,719
HCL Technologies, Ltd. 71,906 908,430
ΩHDFC Asset Management
Co., Ltd. 23,289 665,591
Hero MotoCorp, Ltd. 16,868 906,190

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
INDIA — (Continued)
Hindalco Industries, Ltd. 80,304 $ 878,224
Hindustan Aeronautics, Ltd. 13,737 627,961
Hindustan Copper, Ltd. 2,115 11,918
Hindustan Unilever, Ltd. 26,419 626,532
Hitachi Energy India, Ltd. 322 113,820
Indian Bank 7,674 68,874
Indian Railway Catering &
Tourism Corp., Ltd. 27,753 157,766
*Indus Towers, Ltd. 208,573 900,866
Infosys, Ltd. 181,194 2,256,102
#Infosys, Ltd., Sponsored ADR 50,744 632,270
ΩInterGlobe Aviation, Ltd. 19,487 881,880
ITC, Ltd. 156,647 519,716
Jindal Stainless, Ltd. 11,193 90,498
Jindal Steel, Ltd. 51,961 669,592
JK Cement, Ltd. 2,565 142,879
JSW Steel, Ltd. 37,736 502,743
Jubilant Foodworks, Ltd. 7,774 39,200
Kalyan Jewellers India, Ltd. 4,469 19,434
KEI Industries, Ltd. 1,060 54,249
ΩL&T Technology Services,
Ltd. 2,503 95,630
ΩLaurus Labs, Ltd. 7,585 87,982
Lloyds Metals & Energy, Ltd. 11,186 207,942
ΩLTM, Ltd. 6,981 314,033
Lupin, Ltd. 39,114 949,974
Mahindra & Mahindra, Ltd. 31,390 1,024,409
*Malco Energy, Ltd. 199,557 71,254
Marico, Ltd. 50,289 410,625
Mphasis, Ltd. 9,758 234,066
Multi Commodity Exchange of
India, Ltd. 14,056 440,056
Narayana Hrudayalaya, Ltd. 7,890 146,854
National Aluminium Co., Ltd. 131,585 553,575
Nestle India, Ltd. 53,492 822,046
ΩNippon Life India Asset
Management, Ltd. 20,614 219,348
NMDC, Ltd. 284,029 270,432
Oracle Financial Services
Software, Ltd. 2,927 299,951
Page Industries, Ltd. 460 178,279
Persistent Systems, Ltd. 13,460 680,702
Petronet LNG, Ltd. 35,448 103,363
Pidilite Industries, Ltd. 35,671 517,023
Polycab India, Ltd. 6,959 594,655
Procter & Gamble Hygiene &
Health Care, Ltd. 394 42,120
Radico Khaitan, Ltd. 1,684 60,734
Samvardhana Motherson
International, Ltd. 204,955 261,739
Schaeffler India, Ltd. 2,794 121,423
Solar Industries India, Ltd. 2,801 455,621
Steel Authority of India, Ltd. 26,142 50,850
*Suzlon Energy, Ltd. 635,012 371,853
*Talwandi Sabo Power, Ltd. 199,557 71,254
Tata Communications, Ltd. 13,946 232,228
Tata Consultancy Services,
Ltd. 55,778 1,453,838
Shares Value †
INDIA — (Continued)
Tata Motors Passenger
Vehicles, Ltd. 178,636 $ 642,827
*Tata Motors, Ltd. 178,636 771,468
Tata Steel, Ltd. 54,911 122,279
Tech Mahindra, Ltd. 57,585 893,985
Titan Co., Ltd. 24,284 1,121,968
Torrent Pharmaceuticals, Ltd. 13,110 578,069
Trent, Ltd. 14,192 619,722
TVS Motor Co., Ltd. 25,926 954,097
United Spirits, Ltd. 23,862 333,265
UNO Minda, Ltd. 12,200 142,998
Varun Beverages, Ltd. 112,766 610,321
*Vedanta Aluminium Metal,
Ltd. 199,557 834,612
*Vedanta Iron And Steel, Ltd. 199,557 30,528
Vedanta, Ltd. 199,557 570,936
Zydus Lifesciences, Ltd. 7,657 71,952
TOTAL INDIA 46,715,340
INDONESIA — (0.7%)
Aneka Tambang TBK 1,373,200 296,694
Bank Central Asia TBK PT 2,962,600 1,001,225
Bank Mandiri Persero TBK PT 697,000 176,767
*Barito Renewables Energy
TBK PT 160,600 41,379
Charoen Pokphand Indonesia
TBK PT 875,600 202,840
*Dian Swastatika Sentosa
TBK PT 1,180,000 110,093
*Energi Mega Persada TBK PT 190,900 18,748
*Impack Pratama Industri TBK
PT 1,207,600 154,874
Petrindo Jaya Kreasi TBK PT 681,000 47,210
Sumber Alfaria Trijaya TBK PT 495,400 37,777
Unilever Indonesia TBK PT 309,400 27,437
United Tractors TBK PT 257,800 432,645
XLSMART Telecom Sejahtera
TBK PT 781,700 132,767
TOTAL INDONESIA 2,680,456
KOREA, REPUBLIC OF — (19.6%)
#Alteogen, Inc. 4,080 1,013,673
Caregen Co., Ltd. 52 3,699
Celltrion, Inc. 236 31,903
Cheil Worldwide, Inc. 8,739 118,134
CJ Corp. 2,156 326,336
CJ Logistics Corp. 528 35,990
Classys, Inc. 3,006 112,684
Coway Co., Ltd. 8,670 503,295
DB HiTek Co., Ltd. 986 105,367
DB Insurance Co., Ltd. 1,129 127,576
Doosan Bobcat, Inc. 1,403 68,107
Doosan Co., Ltd. 34 36,586
*Doosan Enerbility Co., Ltd. 7,611 652,210
F&F Co., Ltd. 913 41,181
GS Holdings Corp. 6,868 379,240
GS P&L Co., Ltd. 621 23,154
Hana Financial Group, Inc. 3,918 337,859
Hankook Tire & Technology
Co., Ltd. 3,390 135,307

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Hanmi Pharm Co., Ltd. 704 $ 218,339
Hanmi Semiconductor Co.,
Ltd. 4,912 1,218,727
Hanwha Aerospace Co., Ltd. 1,837 1,755,009
*Hanwha Engine 4,774 283,247
*Hanwha Ocean Co., Ltd. 873 77,576
*Hanwha Vision Co., Ltd. 1,867 108,506
HD Hyundai Co., Ltd. 1,061 222,115
HD Hyundai Electric Co., Ltd. 2,539 2,143,223
#HD Hyundai Heavy Industries
Co., Ltd. 1,039 479,851
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 6,959 2,165,304
HPSP Co., Ltd. 6,107 216,578
*Hugel, Inc. 205 34,899
Hyosung Heavy Industries
Corp. 547 1,442,735
Hyundai Autoever Corp. 644 195,605
Hyundai Glovis Co., Ltd. 6,244 955,628
Hyundai Rotem Co., Ltd. 7,923 1,434,281
Iljin Electric Co., Ltd. 3,403 281,060
IsuPetasys Co., Ltd. 5,861 593,924
JB Financial Group Co., Ltd. 10,866 200,001
Jusung Engineering Co., Ltd. 538 45,704
JYP Entertainment Corp. 2,267 96,140
KB Financial Group, Inc. 1,032 111,675
KEPCO Plant Service &
Engineering Co., Ltd. 2,553 107,064
KIWOOM Securities Co., Ltd. 1,937 519,772
Korea Aerospace Industries,
Ltd. 6,123 697,672
Korea Investment Holdings
Co., Ltd. 697 112,783
Korean Air Lines Co., Ltd. 30,622 506,857
*Krafton, Inc. 1,592 284,439
LEENO Industrial, Inc. 4,727 380,212
*LG Display Co., Ltd. 44,972 371,735
*LG Display Co., Ltd.,
Sponsored ADR 4,916 21,041
LG Electronics, Inc. 16,818 1,597,665
LG Innotek Co., Ltd. 2,351 908,254
LG Uplus Corp. 34,945 373,199
LIG Defense&Aerospace Co.,
Ltd. 1,417 899,000
LS Corp. 79 24,128
LS Electric Co., Ltd. 8,520 1,596,926
*Meritz Financial Group, Inc. 12,555 945,519
NH Investment & Securities
Co., Ltd. 802 18,195
Orion Corp. 3,134 303,427
PharmaResearch Co., Ltd. 965 203,969
Poongsan Corp. 492 32,906
S-1 Corp. 1,700 98,685
Ω#*Samsung Biologics Co.,
Ltd. 596 590,696
Samsung E&A Co., Ltd. 22,990 823,064
Samsung Electronics Co., Ltd. 14,008 2,082,500
Samsung Electronics Co., Ltd.,
GDR 3,250 12,168,000
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Samsung Episholdings Co.,
Ltd. 70 $ 25,627
Samsung Fire & Marine
Insurance Co., Ltd. 1,238 384,788
*Samsung Heavy Industries
Co., Ltd. 44,270 965,571
Samyang Foods Co., Ltd. 461 416,802
Sanil Electric Co., Ltd. 957 171,630
Silicon2 Co., Ltd. 1,246 36,963
*SK Biopharmaceuticals Co.,
Ltd. 3,309 222,876
SK hynix, Inc. 37,184 32,240,173
SM Entertainment Co., Ltd. 72 4,689
Woori Financial Group, Inc. 3,275 73,639
Woori Financial Group, Inc.,
ADR 3,882 274,302
TOTAL KOREA, REPUBLIC
OF 78,817,196
KUWAIT — (0.6%)
Boursa Kuwait Securities Co.
KPSC 12,683 116,313
Kuwait Finance House KSCP 648,040 1,664,883
Kuwait Telecommunications
Co. 52,733 111,125
Mobile Telecommunications
Co. KSCP 367,009 680,309
TOTAL KUWAIT 2,572,630
MALAYSIA — (1.1%)
99 Speed Mart Retail Holdings
BHD 73,600 63,936
#Axiata Group BHD 392,400 232,189
Bursa Malaysia BHD 34,800 74,919
#CELCOMDIGI BHD 321,000 242,478
*Chin Hin Group BHD 68,200 35,890
CIMB Group Holdings BHD 200,000 385,748
Fraser & Neave Holdings BHD 16,100 126,887
Frontken Corp. BHD 78,100 82,987
Genting Malaysia BHD 104,900 52,298
Heineken Malaysia BHD 15,500 89,218
KPJ Healthcare BHD 233,600 195,867
Kuala Lumpur Kepong BHD 23,980 128,127
#Malayan Cement BHD 9,900 17,324
Maxis BHD 255,800 224,787
Ω#MR DIY Group M BHD 369,700 155,457
#Nestle Malaysia BHD 6,900 188,332
#Petronas Dagangan BHD 40,200 204,265
Press Metal Aluminium
Holdings BHD 205,100 445,679
Public Bank BHD 159,800 188,308
QL Resources BHD 180,250 172,466
Scientex BHD 30,700 29,220
SD Guthrie BHD 139,100 217,152
Sime Darby BHD 363,200 197,535
#Sunway Construction Group
BHD 46,100 79,513
TIME dotCom BHD 45,000 68,438
United Plantations BHD 26,900 214,983
#Westports Holdings BHD 94,991 136,334

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
MALAYSIA — (Continued)
#Yinson Holdings BHD 93,391 $ 50,323
#YTL Corp. BHD 474,200 243,577
Zetrix Ai BHD 278,365 57,474
TOTAL MALAYSIA 4,601,711
MEXICO — (1.5%)
America Movil SAB de CV,
ADR 43,907 1,167,926
America Movil SAB de CV,
Class B 468,254 620,613
Gruma SAB de CV, Class B 20,775 359,647
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 27,819 368,278
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 4,722 118,161
#Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 3,428 863,410
Grupo Aeroportuario
del Sureste SAB de CV,
Sponsored ADR 2,080 636,147
#Grupo Bimbo SAB de CV,
Class A 10,400 35,324
Grupo Comercial Chedraui SA
de CV 12,754 74,498
Grupo Mexico SAB de CV,
Class B 16,300 177,967
*Industrias Penoles SAB de
CV 6,404 322,065
Kimberly-Clark de Mexico SAB
de CV, Class A 166,016 374,465
Wal-Mart de Mexico SAB de
CV 290,473 913,451
TOTAL MEXICO 6,031,952
PHILIPPINES — (0.3%)
Bank of the Philippine Islands 1,067 1,553
BDO Unibank, Inc. 25,193 46,800
China Banking Corp. 870 851
DMCI Holdings, Inc. 71,000 11,076
Globe Telecom, Inc. 1,232 33,007
International Container
Terminal Services, Inc. 74,950 865,628
Jollibee Foods Corp. 8,210 21,235
PLDT, Inc. 9,335 189,813
PLDT, Inc., Sponsored ADR 3,392 68,654
TOTAL PHILIPPINES 1,238,617
POLAND — (1.3%)
Alior Bank SA 11,760 400,975
Ω*Allegro.eu SA 49,378 404,681
Bank Handlowy w Warszawie
SA 2,505 78,958
*Bank Millennium SA 55,616 273,529
Bank Polska Kasa Opieki SA 9,543 595,024
*Benefit Systems SA 69 76,046
Budimex SA 1,181 214,112
Ω*Dino Polska SA 36,998 326,819
Grupa Kety SA 383 116,818
#ING Bank Slaski SA 3,238 349,905
Shares Value †
POLAND — (Continued)
#Inter Cars SA 172 $ 35,022
LPP SA 103 620,940
*mBank SA 1,504 473,030
ORLEN SA 3,048 111,627
Pepco Group NV 14,976 133,073
*PGE Polska Grupa
Energetyczna SA 119,217 349,827
Powszechna Kasa
Oszczednosci Bank Polski SA 4,820 125,686
Powszechny Zaklad
Ubezpieczen SA 10,659 186,784
*Tauron Polska Energia SA 135,262 352,783
TOTAL POLAND 5,225,639
QATAR — (0.6%)
Ooredoo QPSC 102,563 385,914
Qatar Gas Transport Co., Ltd. 30,869 36,286
Qatar National Bank QPSC 382,344 1,821,936
TOTAL QATAR 2,244,136
SAUDI ARABIA — (2.5%)
Ades Holding Co. 34,199 178,723
Al Rajhi Bank 16,143 295,055
Aldrees Petroleum and
Transport Services Co. 6,069 194,182
Almarai Co. JSC 58,185 641,967
Arabian Internet &
Communications Services Co. 1,942 114,951
Astra Industrial Group Co. 4,505 169,365
Co. for Cooperative Insurance
(The) 10,752 373,260
Dr. Sulaiman Al Habib Medical
Services Group Co. 9,806 633,775
Electrical Industries Co. 61,978 300,099
Elm Co. 2,210 345,303
Etihad Etisalat Co. 62,852 1,089,289
Jamjoom Pharmaceuticals
Factory Co. 1,451 60,122
Jarir Marketing Co. 55,327 222,016
Mobile Telecommunications
Co. Saudi Arabia 15,479 48,412
Nahdi Medical Co. 3,461 96,895
*Rasan Information
Technology Co. 3,283 123,774
Riyadh Cables Group Co. 3,386 119,533
SAL Saudi Logistics Services 3,449 151,184
ΩSaudi Arabian Oil Co. 409,750 3,032,838
Saudi Telecom Co. 144,917 1,682,359
TOTAL SAUDI ARABIA 9,873,102
SOUTH AFRICA — (3.1%)
Anglogold Ashanti PLC 8,818 826,511
Bid Corp., Ltd. 6,066 148,057
Bidvest Group, Ltd. 7,130 99,611
Capitec Bank Holdings, Ltd. 3,439 890,674
Clicks Group, Ltd. 21,985 345,902
Gold Fields, Ltd. 16 682
Gold Fields, Ltd., Sponsored
ADR 64,756 2,750,835
Harmony Gold Mining Co., Ltd. 72,292 1,140,309

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
SOUTH AFRICA — (Continued)
#Harmony Gold Mining Co.,
Ltd., Sponsored ADR 22,563 $ 355,818
Kumba Iron Ore, Ltd. 3,128 58,529
Mr. Price Group, Ltd. 2,935 27,417
MTN Group, Ltd. 149,714 1,873,666
OUTsurance Group, Ltd. 97,612 413,653
Shoprite Holdings, Ltd. 72,290 1,215,338
Sibanye Stillwater, Ltd. 10,658 31,700
Sibanye Stillwater, Ltd., ADR 104,244 1,253,013
Vodacom Group, Ltd. 109,860 929,600
TOTAL SOUTH AFRICA 12,361,315
TAIWAN — (26.0%)
Accton Technology Corp. 58,000 4,173,650
#Advantech Co., Ltd. 32,000 363,080
Airtac International Group 4,000 183,686
ASE Technology Holding Co.,
Ltd. 492,000 7,422,430
#ASE Technology Holding Co.,
Ltd., ADR 9,644 302,918
Asia Vital Components Co.,
Ltd. 33,000 2,952,706
ASPEED Technology, Inc. 4,000 2,079,881
Chenbro Micom Co., Ltd. 5,000 178,321
#Chicony Electronics Co., Ltd. 68,000 265,051
#China Airlines, Ltd. 454,000 256,485
Chroma ATE, Inc. 14,000 936,736
Chung-Hsin Electric &
Machinery Manufacturing
Corp. 76,000 356,200
#Compeq Manufacturing Co.,
Ltd. 179,000 1,381,290
Delta Electronics, Inc. 93,000 6,354,684
Elite Material Co., Ltd. 28,000 4,016,475
eMemory Technology, Inc. 7,000 860,515
#EVA Airways Corp. 511,000 540,280
Evergreen Marine Corp.
Taiwan, Ltd. 79,000 503,653
EZconn Corp. 5,000 332,970
Far EasTone
Telecommunications Co., Ltd. 294,000 876,864
Fortune Electric Co., Ltd. 16,610 465,517
Getac Holdings Corp. 8,000 24,643
#Gigabyte Technology Co.,
Ltd. 48,000 413,578
Global Unichip Corp. 8,000 1,075,605
Globalwafers Co., Ltd. 13,000 237,971
Gold Circuit Electronics, Ltd. 55,000 2,412,852
Hotai Motor Co., Ltd. 2,000 30,078
#International Games System
Co., Ltd. 36,000 849,879
Jentech Precision Industrial
Co., Ltd. 2,000 339,598
King Yuan Electronics Co., Ltd. 203,000 1,938,093
L&K Engineering Co., Ltd. 10,000 211,460
#Lite-On Technology Corp. 59,000 309,110
Lotus Pharmaceutical Co., Ltd. 3,000 20,925
MediaTek, Inc. 92,000 7,578,469
#Nien Made Enterprise Co.,
Ltd. 11,000 121,858
Shares Value †
TAIWAN — (Continued)
Novatek Microelectronics
Corp. 80,000 $ 1,032,682
Powertech Technology, Inc. 125,000 800,865
President Chain Store Corp. 92,000 650,413
#Quanta Computer, Inc. 314,000 3,096,940
#Realtek Semiconductor Corp. 65,000 1,101,643
TA Chen Stainless Pipe 55,026 65,473
Taiwan Mobile Co., Ltd. 268,000 943,111
Taiwan Semiconductor
Manufacturing Co., Ltd. 492,000 33,152,488
Taiwan Union Technology
Corp. 13,000 414,398
Tripod Technology Corp. 47,000 665,294
Unimicron Technology Corp. 60,150 1,676,291
#Uni-President Enterprises
Corp. 663,000 1,450,106
United Integrated Services
Co., Ltd. 27,000 809,544
#United Microelectronics Corp. 416,000 1,014,906
#United Microelectronics
Corp., Sponsored ADR 193,554 2,527,815
Vanguard International
Semiconductor Corp. 155,445 713,827
VisEra Technologies Co., Ltd. 6,000 109,075
Wan Hai Lines, Ltd. 18,000 42,380
Winbond Electronics Corp. 1,889 5,354
Wistron Corp. 304,000 1,314,460
#Wiwynn Corp. 17,000 2,508,324
Yageo Corp. 16,000 160,078
TOTAL TAIWAN 104,622,978
THAILAND — (1.1%)
Advanced Info Service PCL
- NVDR 47,000 490,222
Advanced Info Service PCL,
Class F 35,000 365,059
Bangchak Corp. PCL - NVDR 49,600 54,397
Betagro PCL, Class A 26,800 18,498
Bumrungrad Hospital PCL
- NVDR 12,900 71,430
Bumrungrad Hospital PCL,
Class F 24,200 134,001
#Central Retail Corp. PCL,
Class F 165,900 93,135
Com7 PCL - NVDR 40,800 28,537
Com7 PCL, Class F 167,000 116,806
Delta Electronics Thailand PCL 150,700 1,460,885
Delta Electronics Thailand
PCL - NVDR 5,100 49,440
Home Product Center PCL 270,500 50,204
Home Product Center PCL
- NVDR 123,500 22,921
Minor International PCL
- NVDR 118,300 75,123
Minor International PCL, Class
F 277,609 176,287
#PTT Exploration & Production
PCL - NVDR 52,400 247,553
PTT Exploration & Production
PCL, Class F 52,000 245,663

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value †
THAILAND — (Continued)
PTT PCL - NVDR 63,700 $ 68,883
Thai Airways International
PCL, Class F 1,590,700 292,789
Thaifoods Group PCL, Class F 408,600 125,347
True Corp. PCL - NVDR, Class
R 916,326 385,111
TOTAL THAILAND 4,572,291
TURKEY — (0.5%)
Akbank TAS 170,196 275,720
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 30,589 192,261
Coca-Cola Icecek A/S 64,533 107,115
*Gubre Fabrikalari TAS 4,927 57,846
Is Yatirim Menkul Degerler A/S 54,855 51,329
Ω*MLP Saglik Hizmetleri A/S,
Class B 5,844 57,522
#Oyak Cimento Fabrikalari A/S 79,712 41,810
*Pegasus Hava Tasimaciligi
A/S 22,107 88,360
*Peker Gayrimenkul Yatirim
Ortakligi A/S 41,358 15,002
*Sasa Polyester Sanayi A/S – –
*TAV Havalimanlari Holding
A/S 11,027 67,966
*Tera Yatirim Menkul Degerler
A/S 7,841 41,821
*Turk Telekomunikasyon A/S 53,102 73,040
Turk Traktor ve Ziraat
Makineleri A/S 1 5
Turkcell Iletisim Hizmetleri A/S 158,631 393,552
Turkiye Garanti Bankasi A/S 31,285 92,640
Turkiye Petrol Rafinerileri A/S 14,385 86,276
Turkiye Sigorta A/S 144,005 44,810
*Turkiye Vakiflar Bankasi TAO 87,544 61,340
*Yapi ve Kredi Bankasi A/S 154,993 127,055
TOTAL TURKEY 1,875,470
UNITED ARAB EMIRATES — (1.3%)
Abu Dhabi Islamic Bank PJSC 166,626 994,430
Shares Value †
UNITED ARAB EMIRATES — (Continued)
Abu Dhabi National Oil Co. for
Distribution PJSC 326,525 $ 326,267
ADNOC Drilling Co. PJSC 340,081 524,070
Emaar Development PJSC 145,302 576,793
Emirates Integrated
Telecommunications Co. PJSC 134,205 393,893
Emirates NBD Bank PJSC 139,808 1,103,878
Emirates Telecommunications
Group Co. PJSC 229,837 1,163,922
Salik Co. PJSC 219,754 335,055
TOTAL UNITED ARAB
EMIRATES 5,418,308
TOTAL COMMON STOCKS 392,557,492
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.7%)
Petroleo Brasileiro SA -
Petrobras 2.420% 301,020 2,965,250
TOTAL BRAZIL 2,965,250
CHILE — (0.1%)
Embotelladora Andina SA,
Class B 1.440% 46,884 217,768
TOTAL CHILE 217,768
COLOMBIA — (0.0%)
Grupo Cibest SA 7.220% 7,114 122,408
TOTAL COLOMBIA 122,408
INDIA — (0.0%)
*TVS Motor Co., Ltd. 6.000% 100,172 10,765
TOTAL INDIA 10,765
TOTAL PREFERRED
STOCKS 3,316,191
TOTAL INVESTMENT SECURITIES — (98.3%)
(Cost $223,883,736) 395,873,683
SECURITIES LENDING COLLATERAL — (1.7%)
@§The DFA Short Term
Investment Fund 592,026 6,849,736
TOTAL INVESTMENTS — ( 100.0% )
(Cost $230,733,472) $ 402,723,419
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $16,262,963 which represented 4.1% of the net assets of the Fund.
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ........................ $ 10,782,102 $ — $ — $ 10,782,102
Chile ......................... 1,756,235 — — 1,756,235
China ........................ 86,851,256 — — 86,851,256
Colombia ..................... 592,100 — — 592,100
Czechia ...................... 433,128 — — 433,128

Dimensional Emerging Markets High Profitability ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Greece ....................... $ 1,698,931 $ — $ — $ 1,698,931
Hungary ...................... 1,592,599 — — 1,592,599
India ......................... 45,707,691 1,007,649 — 46,715,340
Indonesia ..................... 2,680,456 — — 2,680,456
Korea, Republic of .............. 78,817,196 — — 78,817,196
Kuwait ....................... 2,572,630 — — 2,572,630
Malaysia ...................... 4,601,711 — — 4,601,711
Mexico ....................... 6,031,952 — — 6,031,952
Philippines .................... 1,238,617 — — 1,238,617
Poland ....................... 5,225,639 — — 5,225,639
Qatar ........................ 2,244,136 — — 2,244,136
Saudi Arabia ................... 9,873,102 — — 9,873,102
South Africa ................... 12,361,315 — — 12,361,315
Taiwan ....................... 104,622,978 — — 104,622,978
Thailand ...................... — 4,572,291 — 4,572,291
Turkey ....................... 1,875,470 — — 1,875,470
United Arab Emirates ............ 5,418,308 — — 5,418,308
Preferred Stocks
Brazil ........................ 2,965,250 — — 2,965,250
Chile ......................... 217,768 — — 217,768
Colombia ..................... 122,408 — — 122,408
India ......................... 10,765 — — 10,765
Securities Lending Collateral ........ — 6,849,736 — 6,849,736
Total Investments .................
$390,293,743 $12,429,676 $— $402,723,419
See accompanying Notes to Financial Statements.

Dimensional Emerging Markets Value ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value †
COMMON STOCKS — (97.3%)
BRAZIL — (3.4%)
Allied Tecnologia SA 37,910 $ 47,555
Anima Holding SA 161,100 128,365
Armac Locacao Logistica E
Servicos SA 37,800 36,189
Azzas 2154 SA 62,731 272,207
Banco ABC Brasil SA 25,009 125,788
ΩBanco BMG SA 60,937 65,433
Banco Bradesco SA 609,427 2,363,144
Banco Bradesco SA 253,229 849,789
Banco Bradesco SA,
Sponsored ADR 366,962 1,423,813
Banco do Brasil SA 331,800 1,479,062
Banco Pine SA 13,753 39,666
Banco Santander Brasil SA 728,652 4,246,960
#Banco Santander Brasil SA,
Sponsored ADR 56,300 329,918
Bemobi Mobile Tech SA 13,700 72,042
Blau Farmaceutica SA 26,900 54,152
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 8,900 33,225
Brava Energia 116,951 449,035
C&A MODAS SA 116,900 265,597
Camil Alimentos SA 19,900 25,362
Cia Brasileira de Aluminio 109,396 232,519
Cia de Ferro Ligas da Bahia
FERBASA 63,708 98,329
*Cia Siderurgica Nacional SA 210,923 263,738
Cogna Educacao SA 1,189,941 663,944
Cruzeiro do Sul Educacional
SA 56,800 61,333
*Cyrela Brazil Realty
SA Empreendimentos e
Participacoes 23,754 101,740
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 125,300 590,739
ΩDesktop SA 33,436 123,479
Dexco SA 240,911 251,916
*Diagnosticos da America SA 199,394 135,266
Dimed SA Distribuidora da
Medicamentos 17,423 47,453
Embraer SA 36,519 564,672
Empreendimentos Pague
Menos S/A 148,417 165,623
Eucatex SA Industria e
Comercio 14,170 61,089
Even Construtora e
Incorporadora S/A 47,387 59,253
Ez Tec Empreendimentos e
Participacoes S/A 62,000 173,591
Fleury SA 72,636 234,423
Gerdau SA, Sponsored ADR 277,110 1,266,393
Grendene SA 139,653 122,768
Grupo Mateus SA 158,051 137,673
Shares Value †
BRAZIL — (Continued)
Grupo SBF SA 66,900 $ 147,968
GUARARAPES
CONFECCOES SA 63,700 122,608
Hospital Mater Dei SA 8,400 9,677
Hypera SA 127,842 578,091
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 35,638 102,070
Iochpe Maxion SA 53,568 101,601
Irani Papel e Embalagem SA 38,866 60,845
IRB-Brasil Resseguros SA 43,549 467,620
*JBS NV 5,232 83,126
JHSF Participacoes SA 207,400 522,413
JSL SA 32,100 45,485
Lavvi Empreendimentos
Imobiliarios SA 25,200 66,004
*Lojas Quero-Quero SA 50,767 18,341
Lojas Renner SA 403,726 1,102,014
ΩLWSA SA 135,002 102,693
M Dias Branco SA 27,005 127,263
Magazine Luiza SA 204,107 337,147
Marcopolo SA 924 1,194
Melnick Even Desenvolvimento
Imobiliario SA 68,400 46,264
Moura Dubeux Engenharia S/A 16,462 99,749
Movida Participacoes SA 71,726 174,766
Oceanpact Servicos Maritimos
SA 34,901 72,360
Petroleo Brasileiro SA
- Petrobras 692,689 7,608,957
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 327,444 7,213,591
#Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 386,401 7,681,652
Petroreconcavo S/A 66,032 171,760
*PRIO SA 16,200 215,929
Profarma Distribuidora de
Produtos Farmaceuticos SA 28,200 44,940
Qualicorp Consultoria e
Corretora de Seguros SA 157,100 56,440
Romi SA 22,764 31,297
Sao Martinho S/A 68,157 221,198
ΩSer Educacional SA 54,486 138,993
SLC Agricola SA 2,000 6,824
#Suzano SA, Class A,
Sponsored ADR 183,955 1,631,681
Trisul SA 44,592 43,586
Ultrapar Participacoes SA,
Sponsored ADR 19,170 114,828
Unifique Telecomunicacoes
S/A, Class A 26,094 35,875
Vale SA 17,869 291,146
Vale SA, Class B, Sponsored
ADR 792,716 12,968,834

Dimensional Emerging Markets Value ETF
continued
Shares Value †
BRAZIL — (Continued)
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 29,518 $ 116,890
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 219,900 174,776
Vibra Energia SA 271,622 1,815,393
YDUQS Participacoes SA 116,663 230,872
TOTAL BRAZIL 62,868,004
CHILE — (0.3%)
Banco de Credito e
Inversiones SA 845 56,893
Banco Itau Chile SA 1,626 33,131
Besalco SA 21,639 30,241
BICECORP SA 50,958 22,780
*CAP SA 32,792 254,739
Cencosud SA 544,631 1,372,094
Cia Cervecerias Unidas SA 27,665 156,243
#Cia Cervecerias Unidas SA,
Sponsored ADR 4,657 53,229
Empresa Nacional de
Telecomunicaciones SA 73,074 288,080
Empresas CMPC SA 281,151 347,491
Empresas Copec SA 122,193 852,892
Enel Americas SA 5,026,893 467,605
Falabella SA 106,569 643,173
Inversiones Aguas
Metropolitanas SA 210,459 228,399
Ripley Corp. SA 485,126 205,112
Salfacorp SA 231,627 356,921
Sigdo Koppers SA 6,456 12,154
SMU SA 1,389,291 210,219
Sociedad Matriz SAAM SA 402,326 65,493
*Socovesa SA 147,192 19,672
SONDA SA 196,635 63,041
Vina Concha y Toro SA 68,917 67,728
TOTAL CHILE 5,807,330
CHINA — (22.9%)
360 Security Technology, Inc.,
Class A 23,700 38,746
361 Degrees International, Ltd. 365,000 252,536
5I5J Holding Group Co., Ltd.,
Class A 87,500 38,036
AAC Technologies Holdings,
Inc. 254,000 1,167,257
*ADAMA, Ltd., Class A 30,500 30,445
*Addsino Co., Ltd., Class A 3,600 12,951
AECC Aero-Engine Control
Co., Ltd., Class A 25,600 77,673
AECC Aviation Power Co.,
Ltd., Class A 400 2,708
Agricultural Bank of China,
Ltd., Class H 8,958,000 6,952,563
Aisino Corp., Class A 41,700 51,329
Alibaba Group Holding, Ltd.,
Class W 1,571,300 25,273,183
#Alibaba Group Holding, Ltd.,
Sponsored ADR 14,906 1,965,803
Shares Value †
CHINA — (Continued)
Allmed Medical Products Co.,
Ltd., Class A 30,400 $ 61,269
Aluminum Corp. of China, Ltd.,
Class H 182,000 263,925
Anhui Construction
Engineering Group Co., Ltd.,
Class A 117,300 92,537
Anhui Gourgen Traffic
Construction Co., Ltd. 18,000 19,179
Anhui Gujing Distillery Co.,
Ltd., Class A 14,400 226,000
Anhui Heli Co., Ltd., Class A 23,400 61,751
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 36,400 44,166
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 26,800 76,136
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 36,300 33,631
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 110,500 86,849
Anhui Jinhe Industrial Co.,
Ltd., Class A 22,400 76,488
Anhui Korrun Co., Ltd., Class
A 7,300 22,651
Anhui Kouzi Distillery Co., Ltd.,
Class A 7,600 26,541
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 126,200 135,392
*Anhui Tatfook Technology
Co., Ltd., Class A 24,000 38,640
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 16,840 19,028
*Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 53,100 87,900
*Anhui Xinbo Aluminum Co.,
Ltd. 10,400 22,224
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 41,600 105,943
Anjoy Foods Group Co., Ltd.,
Class A 9,100 145,696
Anton Oilfield Services Group
Hong Kong 904,000 121,168
*Anyang Iron & Steel, Inc. 94,400 28,877
Aotecar New Energy
Technology Group Co., Ltd.,
Class A 158,500 67,044
Arctech Solar Holding Co., Ltd. 12,110 71,837
Ω*<Arrail Group, Ltd. 66,000 11,542
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 25,800 204,101
Ω#AsiaInfo Technologies, Ltd. 143,600 102,470
Asymchem Laboratories
Tianjin Co., Ltd., Class A 6,800 124,966

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Autobio Diagnostics Co., Ltd.,
Class A 12,900 $ 63,251
Avary Holding Shenzhen Co.,
Ltd., Class A 600 6,327
AviChina Industry &
Technology Co., Ltd., Class H 2,208,000 969,589
AVICOPTER PLC, Class A 12,200 55,729
*BAIC Foton Motor Co., Ltd.,
Class A 312,100 161,250
Ω#*BAIC Motor Corp., Ltd.,
Class H 828,000 146,918
Baiyin Nonferrous Group Co.,
Ltd., Class A 180,700 201,796
Bank of Beijing Co., Ltd.,
Class A 278,900 216,349
Bank of Changsha Co., Ltd.,
Class A 121,700 177,589
Bank of Chengdu Co., Ltd.,
Class A 104,100 291,776
Bank of China, Ltd., Class H 22,257,000 14,376,310
Bank of Chongqing Co., Ltd.,
Class H 128,000 135,455
Bank of Communications Co.,
Ltd., Class H 3,016,000 2,752,756
Bank of Guiyang Co., Ltd.,
Class A 163,800 144,085
Bank of Hangzhou Co., Ltd.,
Class A 146,692 373,582
Bank of Jiangsu Co., Ltd.,
Class A 499,100 825,460
Bank of Nanjing Co., Ltd.,
Class A 250,000 429,940
Bank of Ningbo Co., Ltd.,
Class A 168,100 816,837
ΩBank of Qingdao Co., Ltd.,
Class H 365,000 239,955
Bank of Shanghai Co., Ltd.,
Class A 333,600 457,993
Bank of Suzhou Co., Ltd.,
Class A 127,930 159,530
Bank of Tianjin Co., Ltd., Class
H 44,000 14,154
Bank of Xi'an Co., Ltd., Class
A 109,700 59,246
Baoji Titanium Industry Co.,
Ltd. 6,900 33,741
Baoshan Iron & Steel Co., Ltd.,
Class A 955,900 882,819
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 157,500 167,819
*Baozun, Inc., Sponsored ADR 7,849 21,349
BBMG Corp., Class H 795,000 77,128
BBMG Jidong Cement Group
Co., Ltd., Class A 116,800 73,167
Befar Group Co., Ltd., Class A 96,500 75,563
Beibuwan Port Co., Ltd., Class
A 142,096 240,419
Shares Value †
CHINA — (Continued)
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 236,200 $ 105,787
*Beijing Capital International
Airport Co., Ltd., Class H 858,000 208,100
Beijing Career International
Co., Ltd., Class A 5,700 20,306
Beijing Changjiu Logistics
Corp., Class A 28,100 27,515
Beijing Dabeinong Technology
Group Co., Ltd., Class A 172,500 98,213
Beijing Easpring Material
Technology Co., Ltd., Class A 11,000 102,138
Beijing Energy International
Holding Co., Ltd. 146,000 19,756
Beijing Enlight Media Co., Ltd.,
Class A 20,400 44,130
Beijing Enterprises Holdings,
Ltd. 228,000 902,250
Beijing Enterprises Water
Group, Ltd. 2,398,000 844,867
Beijing Fengjing Automotive
Parts Co., Ltd. 104,200 59,936
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 66,200 141,268
*Beijing Haixin Energy
Technology Co., Ltd., Class A 105,900 70,989
Beijing Haohua Energy
Resource Co., Ltd., Class A 68,400 117,031
Beijing Jetsen Technology Co.,
Ltd., Class A 70,600 57,866
*Beijing Jingyuntong
Technology Co., Ltd., Class A 35,000 20,132
Beijing New Building Materials
PLC, Class A 59,500 225,900
*Beijing North Star Co., Ltd.,
Class H 82,000 8,688
Beijing Oriental Yuhong
Waterproof Technology Co.,
Ltd., Class A 9,300 20,363
Beijing Originwater Technology
Co., Ltd., Class A 107,100 61,448
Beijing Roborock Technology
Co., Ltd., Class A 1,303 22,084
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 27,300 56,779
Beijing Sanyuan Foods Co.,
Ltd. 105,000 93,591
*Beijing Sdl Technology Co.,
Ltd., Class A 35,200 43,843
Beijing Shougang Co., Ltd.,
Class A 140,700 93,905
Beijing Shunxin Agriculture
Co., Ltd., Class A 30,100 55,950
Beijing Sinnet Technology Co.,
Ltd., Class A 60,400 140,561
Beijing SL Pharmaceutical Co.,
Ltd., Class A 26,500 25,172

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
*Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 52,700 $ 28,848
Beijing Strong Biotechnologies,
Inc., Class A 16,000 29,741
Beijing Tong Ren Tang
Chinese Medicine Co., Ltd. 36,000 33,731
Beijing Ultrapower Software
Co., Ltd., Class A 64,900 92,425
Beijing United Information
Technology Co., Ltd., Class A 15,300 60,753
ΩBeijing Urban Construction
Design & Development Group
Co., Ltd., Class H 100,000 15,574
Beijing Wandong Medical
Technology Co., Ltd. 15,000 31,724
Beijing Yanjing Brewery Co.,
Ltd., Class A 82,100 159,818
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 12,800 22,631
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 1,317,300 944,736
Best Pacific International
Holdings, Ltd. 140,000 52,006
Bestore Co., Ltd., Class A 6,700 10,875
Bestsun Energy Co., Ltd.,
Class A 69,800 41,477
Beyondsoft Corp., Class A 15,600 23,906
*BGI Genomics Co., Ltd.,
Class A 8,400 49,104
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 17,400 51,545
Black Peony Group Co., Ltd.,
Class A 59,700 96,641
Ω#Blue Moon Group Holdings,
Ltd. 7,500 3,035
*Blue Sail Medical Co., Ltd.,
Class A 37,400 40,672
*Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 4,760 11,927
Bluestar Adisseo Co., Class A 32,700 63,607
ΩBOC Aviation, Ltd. 104,000 1,059,416
*BOE HC SemiTek Corp.,
Class A 63,400 112,281
BOE Technology Group Co.,
Ltd., Class A 1,524,600 910,429
BOE Varitronix, Ltd. 128,000 69,443
*Bohai Leasing Co., Ltd.,
Class A 171,700 117,610
*Bomin Electronics Co., Ltd. 14,700 33,349
Bright Dairy & Food Co., Ltd.,
Class A 43,700 47,331
Bros Eastern Co., Ltd., Class A 68,400 93,004
*Brother Enterprises Holding
Co., Ltd. 33,800 29,039
*B-Soft Co., Ltd., Class A 85,400 55,122
BTG Hotels Group Co., Ltd.,
Class A 34,300 78,567
Shares Value †
CHINA — (Continued)
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 23,600 $ 53,332
BXN Holding Co., Ltd., Class A 61,000 37,141
#BYD Electronic International
Co., Ltd. 112,500 379,990
By-health Co., Ltd., Class A 72,400 111,265
#C&D International Investment
Group, Ltd. 388,662 735,772
C&S Paper Co., Ltd., Class A 82,100 102,500
Caitong Securities Co., Ltd.,
Class A 103,800 125,641
Ω*CALB Group Co., Ltd.,
Class H 107,700 486,686
Camel Group Co., Ltd., Class
A 107,000 155,825
Cangzhou Dahua Co., Ltd.,
Class A 15,300 42,480
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 61,200 50,340
Canmax Technologies Co.,
Ltd., Class A 16,700 270,090
Canny Elevator Co., Ltd.,
Class A 43,700 39,400
Cathay Biotech, Inc. 12,260 86,329
CCCC Design & Consulting
Group Co., Ltd., Class A 56,800 55,367
CECEP Solar Energy Co.,
Ltd., Class A 185,800 135,699
CECEP Wind-Power Corp.,
Class A 245,960 153,357
CGN New Energy Holdings
Co., Ltd. 694,000 232,995
*CGN Nuclear Technology
Development Co., Ltd., Class
A 35,100 40,071
Changchun Faway Automobile
Components Co., Ltd., Class A 47,400 65,352
Changchun High-Tech Industry
Group Co., Ltd., Class A 8,900 110,632
Changhong Meiling Co., Ltd. 19,700 16,320
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 99,000 60,133
Changjiang Securities Co.,
Ltd., Class A 165,300 193,308
Changshu Fengfan Power
Equipment Co., Ltd., Class A 31,800 25,273
Chaowei Power Holdings, Ltd.,
Class A 253,000 70,729
*Chen Lin Education Group
Holdings, Ltd. 22,000 3,454
Chengdu B-Ray Media Co.,
Ltd., Class A 36,400 27,331
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 15,600 27,742
Chengdu Hongqi Chain Co.,
Ltd., Class A 49,800 37,902
Chengdu Kanghua Biological
Products Co., Ltd., Class A 2,100 17,544

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Chengdu Wintrue Holding Co.,
Ltd., Class A 40,700 $ 91,678
Chengtun Mining Group Co.,
Ltd., Class A 800 1,611
Chenguang Biotech Group
Co., Ltd., Class A 29,700 50,121
*Chengxin Lithium Group Co.,
Ltd., Class A 11,900 104,660
Chengzhi Co., Ltd., Class A 52,100 96,081
Chervon Holdings, Ltd. 55,100 114,367
China Animal Husbandry
Industry Co., Ltd., Class A 27,000 29,717
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 8,700 20,501
China Baoan Group Co., Ltd.,
Class A 7,800 9,875
Ω*China Bohai Bank Co., Ltd.,
Class H 951,000 108,044
China CAMC Engineering Co.,
Ltd., Class A 41,800 61,914
*China Chunlai Education
Group Co., Ltd. 37,000 5,904
#China Cinda Asset
Management Co., Ltd., Class
H 5,232,000 734,667
China CITIC Bank Corp., Ltd.,
Class H 3,319,000 3,474,173
#China Coal Energy Co., Ltd.,
Class H 1,028,000 1,918,540
China Coal Xinji Energy Co.,
Ltd., Class A 80,900 105,975
China Communications
Services Corp., Ltd., Class H 762,000 418,267
China Conch Venture
Holdings, Ltd. 650,000 1,006,478
China Construction Bank
Corp., Class H 33,221,000 37,233,813
China CSSC Holdings, Ltd.,
Class A 14,000 85,569
China CYTS Tours Holding
Co., Ltd., Class A 34,100 44,969
*China Daye Non-Ferrous
Metals Mining, Ltd., Class F 1,248,000 19,117
China Design Group Co., Ltd.,
Class A 27,200 29,938
#*<China Dili Group 18,000 284
ΩChina East Education
Holdings, Ltd. 18,500 12,493
*China Education Group
Holdings, Ltd. 523,656 155,083
#China Energy Engineering
Corp., Ltd., Class H 1,566,000 257,876
China Everbright Bank Co.,
Ltd., Class H 957,000 377,486
ΩChina Feihe, Ltd. 1,914,000 850,259
China Film Group Co., Ltd.,
Class A 18,600 37,514
China Foods, Ltd. 332,000 156,809
Shares Value †
CHINA — (Continued)
China Galaxy Securities Co.,
Ltd., Class H 393,500 $ 415,413
China Gas Holdings, Ltd. 1,346,860 1,248,215
China Great Wall Securities
Co., Ltd., Class A 78,400 102,011
China Haisum Engineering
Co., Ltd. 10,700 15,238
China Hongqiao Group, Ltd. 510,000 2,127,563
#China International Marine
Containers Group Co., Ltd.,
Class H 327,450 449,767
#China Jinmao Holdings
Group, Ltd. 2,726,000 577,649
China Jushi Co., Ltd., Class A 116,630 588,924
China Lesso Group Holdings,
Ltd. 703,000 415,496
China Lilang, Ltd. 171,000 83,604
Ω*China Literature, Ltd. 165,600 519,181
#China Medical System
Holdings, Ltd. 584,000 953,485
China Meheco Group Co.,
Ltd., Class A 49,720 75,391
China Meidong Auto Holdings,
Ltd. 312,000 37,836
China Mengniu Dairy Co., Ltd. 1,475,000 3,266,794
China Merchants Bank Co.,
Ltd., Class H 1,288,500 7,747,037
China Merchants Energy
Shipping Co., Ltd., Class A 241,300 621,584
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 84,100 115,705
China Merchants Port Holdings
Co., Ltd. 495,616 980,635
China Merchants Property
Operation & Service Co., Ltd.,
Class A 66,700 100,064
ΩChina Merchants Securities
Co., Ltd., Class H 21,400 37,534
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 200,100 254,798
China Minsheng Banking
Corp., Ltd., Class H 2,238,500 1,017,273
China Modern Dairy Holdings,
Ltd. 424,000 70,903
China National Accord
Medicines Corp., Ltd., Class A 18,030 64,759
China National Building
Material Co., Ltd., Class H 1,271,127 822,673
China National Chemical
Engineering Co., Ltd., Class A 252,800 318,204
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 53,600 70,135
China National Medicines
Corp., Ltd., Class A 28,000 117,453
China National Nuclear Power
Co., Ltd., Class A 661,000 869,743

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Ω*China New Higher
Education Group, Ltd. 100,130 $ 9,459
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 98,900 101,472
China Oilfield Services, Ltd.,
Class H 910,000 1,095,427
#China Overseas Grand
Oceans Group, Ltd. 870,894 315,729
China Overseas Land &
Investment, Ltd. 1,276,000 2,163,112
China Pacific Insurance Group
Co., Ltd., Class H 212,200 921,531
China Petroleum & Chemical
Corp., Class H 11,700,000 6,885,208
China Petroleum Engineering
Corp., Class A 109,700 65,348
China Publishing & Media Co.,
Ltd., Class A 68,700 59,024
#China Railway Group, Ltd.,
Class H 1,873,000 906,165
China Railway Hi-tech Industry
Co., Ltd., Class A 62,600 71,374
China Railway Materials Co.,
Ltd., Class A 179,200 73,701
Ω#China Railway Signal &
Communication Corp., Ltd.,
Class H 747,000 345,191
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 111,300 100,022
China Reinsurance Group
Corp., Class H 2,753,000 432,257
China Resources Beer
Holdings Co., Ltd. 211,000 722,928
China Resources Building
Materials Technology
Holdings, Ltd. 898,000 154,753
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 34,300 89,611
China Resources Gas Group,
Ltd. 497,100 1,192,342
China Resources Land, Ltd. 1,592,000 6,604,755
#China Resources Medical
Holdings Co., Ltd. 298,500 108,597
ΩChina Resources
Pharmaceutical Group, Ltd. 999,000 669,507
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 31,600 119,835
China Risun Group, Ltd. 385,000 149,896
#*China Ruyi Holdings, Ltd. 5,292,000 986,286
#*China Sanjiang Fine
Chemicals Co., Ltd. 275,000 182,543
#China Shenhua Energy Co.,
Ltd., Class H 1,383,000 8,530,596
*China Southern Airlines Co.,
Ltd., Class H 42,000 21,231
Shares Value †
CHINA — (Continued)
China State Construction
Engineering Corp., Ltd., Class
A 1,070,700 $ 769,448
China State Construction
International Holdings, Ltd. 572,000 662,268
China Sunshine Paper
Holdings Co., Ltd. 90,000 12,753
China Taiping Insurance
Holdings Co., Ltd. 729,200 2,073,921
China Tianying, Inc., Class A 110,800 105,897
ΩChina Tower Corp., Ltd.,
Class H 2,427,000 3,432,731
China Traditional Chinese
Medicine Holdings Co., Ltd. 1,266,000 273,118
China TransInfo Technology
Co., Ltd., Class A 31,200 40,870
#*China Travel International
Investment Hong Kong, Ltd. 826,000 118,094
China Tungsten And Hightech
Materials Co., Ltd., Class A 16,500 140,528
*China Union Holdings, Ltd.,
Class A 58,700 48,026
China West Construction
Group Co., Ltd., Class A 68,500 55,643
China XD Electric Co., Ltd.,
Class A 128,400 317,977
China XLX Fertiliser, Ltd. 295,000 415,363
China Yongda Automobiles
Services Holdings, Ltd. 555,500 71,620
Ω*China Youran Dairy Group,
Ltd. 197,000 97,070
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 18,700 116,623
China Zheshang Bank Co.,
Ltd., Class H 699,400 217,844
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 14,400 21,203
#*Chinasoft International, Ltd. 1,796,000 788,670
Chongqing Changan
Automobile Co., Ltd., Class A 344,200 480,102
Chongqing Chuanyi
Automation Co., Ltd. 7,800 22,250
Chongqing Department Store
Co., Ltd., Class A 25,800 80,621
Chongqing Fuling Zhacai
Group Co., Ltd., Class A 50,500 92,983
Chongqing Gas Group Corp.,
Ltd., Class A 65,700 50,676
Chongqing Machinery &
Electric Co., Ltd., Class H 232,000 87,069
Chongqing Port Co., Ltd. 40,500 28,927
Chongqing Road & Bridge Co.,
Ltd., Class A 62,400 54,250
Chongqing Rural Commercial
Bank Co., Ltd., Class H 1,263,000 1,120,517
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 48,000 57,889

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Chongqing Shunbo Aluminum
Co., Ltd. 25,700 $ 28,324
*Chongqing Zhifei Biological
Products Co., Ltd., Class A 51,000 113,087
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 11,100 28,203
Chow Tai Seng Jewellery Co.,
Ltd., Class A 19,400 37,651
CIMC Enric Holdings, Ltd. 290,000 388,333
Cisen Pharmaceutical Co.,
Ltd., Class A 26,500 60,312
CITIC, Ltd. 1,622,000 2,670,981
City Development Environment
Co., Ltd., Class A 24,600 50,803
CMST Development Co., Ltd.,
Class A 116,000 89,474
CNGR Advanced Material Co.,
Ltd., Class A 20,400 190,285
CNOOC Energy Technology &
Services, Ltd., Class A 234,800 152,241
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 64,250 76,171
*COFCO Biotechnology Co.,
Ltd., Class A 81,400 72,437
COFCO Capital Holdings Co.,
Ltd., Class A 50,700 75,987
#*COFCO Joycome Foods,
Ltd. 1,272,000 222,453
COFCO Sugar Holding Co.,
Ltd., Class A 32,800 72,250
Cofoe Medical Technology
Co., Ltd., Class A 12,100 93,898
Comba Telecom Systems
Holdings, Ltd. 90,000 17,463
Concord New Energy Group,
Ltd. 2,470,000 115,085
Continental Aerospace
Technologies Holding, Ltd. 1,994,000 45,053
#COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 120,000 279,406
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 82,300 103,111
Cosonic Intelligent
Technologies Co., Ltd., Class
A 13,100 26,996
CQ Pharmaceutical Holding
Co., Ltd., Class A 41,000 34,805
CRRC Corp., Ltd., Class H 2,096,000 1,391,313
CSG Holding Co., Ltd., Class
A 90,500 53,381
CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 3,888 17,282
CSPC Pharmaceutical Group,
Ltd. 96,000 103,062
CSSC Science & Technology
Co., Ltd., Class A 35,900 71,880
Shares Value †
CHINA — (Continued)
CTS International Logistics
Corp., Ltd., Class A 49,700 $ 40,590
*CWT International, Ltd. 540,000 15,717
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 94,700 94,945
Daqin Railway Co., Ltd., Class
A 458,900 353,964
Dashang Co., Ltd., Class A 20,119 53,593
Dazzle Fashion Co., Ltd.,
Class A 16,200 31,630
DBG Technology Co., Ltd.,
Class A 22,800 69,444
*Dezhan Healthcare Co., Ltd. 81,200 43,260
DHC Software Co., Ltd., Class
A 67,200 80,947
Dian Diagnostics Group Co.,
Ltd., Class A 39,600 112,094
Digital China Group Co., Ltd.,
Class A 15,300 84,356
*Digital China Information
Service Group Co., Ltd., Class
A 21,400 42,942
Do-Fluoride New Materials
Co., Ltd., Class A 33,100 175,907
Dongfang Electronics Co.,
Ltd., Class A 500 955
Dongfeng Electronic
Technology Co., Ltd., Class A 41,100 67,915
Dongguan Aohai Technology
Co., Ltd., Class A 3,200 22,242
Dongguan Development
Holdings Co., Ltd., Class A 43,200 65,631
Dongxing Securities Co., Ltd.,
Class A 77,400 149,536
Dongyue Group, Ltd. 749,000 1,225,745
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 154,000 124,832
East Group Co., Ltd., Class A 54,200 46,169
E-Commodities Holdings, Ltd. 500,000 47,870
Edvantage Group Holdings,
Ltd. 115,309 11,481
#*EEKA Fashion Holdings, Ltd. 123,000 100,488
EIT Environmental
Development Group Co., Ltd.,
Class A 8,500 26,611
ENN Natural Gas Co., Ltd.,
Class A 13,700 40,625
Era Co., Ltd., Class A 83,700 52,187
Eternal Asia Supply Chain
Management, Ltd., Class A 213,500 174,679
EVA Precision Industrial
Holdings, Ltd. 88,000 8,425
Ever Sunshine Services
Group, Ltd. 316,000 79,466
Explosive Co., Ltd., Class A 55,700 88,535
Fangda Carbon New Material
Co., Ltd., Class A 85,500 70,829
Fangda Special Steel
Technology Co., Ltd., Class A 89,600 76,324

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
*Farasis Energy Gan Zhou
Co., Ltd. 18,267 $ 37,217
FAW Jiefang Group Co., Ltd.,
Class A 59,900 59,003
FAWER Automotive Parts Co.,
Ltd., Class A 83,900 62,504
FESCO Group Co., Ltd., Class
A 22,600 52,594
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 23,200 158,507
Focused Photonics Hangzhou,
Inc., Class A 10,600 21,100
*Fortune Ng Fung Food Hebei
Co., Ltd., Class A 12,300 6,859
Foryou Corp., Class A 1,400 6,168
Foshan Electrical and Lighting
Co., Ltd., Class A 53,700 44,486
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 30,200 35,052
Fosun International, Ltd. 216,500 113,587
Founder Securities Co., Ltd.,
Class A 153,600 161,416
Foxconn Industrial Internet
Co., Ltd., Class A 98,300 904,682
Friend Co., Ltd. 27,200 50,400
#Fu Shou Yuan International
Group, Ltd. 396,000 133,453
Fuan Pharmaceutical Group
Co., Ltd., Class A 42,600 25,751
#Fufeng Group, Ltd. 589,000 489,471
Fujian Funeng Co., Ltd., Class
A 119,280 174,756
Fujian Longking Co., Ltd.,
Class A 31,500 85,846
Fujian Qingshan Paper
Industry Co., Ltd. 105,400 68,803
Fujian Star-net Communication
Co., Ltd., Class A 21,800 84,554
Fujian Sunner Development
Co., Ltd., Class A 42,200 114,883
Fujian Yuanli Active Carbon
Co., Ltd. 15,300 39,905
Fushun Special Steel Co., Ltd.,
Class A 54,700 43,793
Gansu Energy Chemical Co.,
Ltd., Class A 221,800 93,494
Gansu Shangfeng Cement
Co., Ltd., Class A 43,260 88,643
Gansu Yasheng Industrial
Group Co., Ltd., Class A 117,400 74,574
GCL Energy Technology Co.,
Ltd., Class A 67,600 175,620
Geely Automobile Holdings,
Ltd. 1,954,000 5,712,028
GEM Co., Ltd., Class A 179,400 239,993
*Genimous Technology Co.,
Ltd., Class A 21,200 22,899
#*Genscript Biotech Corp. 770,000 1,348,575
Shares Value †
CHINA — (Continued)
*Geo-Jade Petroleum Corp.,
Class A 94,700 $ 64,729
Getein Biotech, Inc., Class A 33,800 47,739
GF Securities Co., Ltd., Class
H 200,400 451,260
Giant Network Group Co., Ltd.,
Class A 13,500 64,849
#*Global New Material
International Holdings, Ltd. 189,000 203,627
GoerTek, Inc., Class A 25,200 90,364
Goldcard Smart Group Co.,
Ltd., Class A 24,900 47,669
Goldenmax International
Group, Ltd., Class A 15,800 103,832
#Goldwind Science &
Technology Co., Ltd., Class H 6,400 14,117
Goodbaby International
Holdings, Ltd. 362,000 40,665
Gotion High-tech Co., Ltd.,
Class A 51,200 275,321
Grand Pharmaceutical Group,
Ltd. 506,000 401,764
*Grandjoy Holdings Group Co.,
Ltd., Class A 97,400 43,623
Great Wall Motor Co., Ltd. 68,000 100,693
Gree Electric Appliances, Inc.
of Zhuhai, Class A 108,908 638,399
Green Development Electricity
Group of Tianjin Co., Ltd.,
Class A 63,000 91,194
#Greentown China Holdings,
Ltd. 831,000 1,021,545
ΩGreentown Management
Holdings Co., Ltd. 243,000 69,484
Greentown Service Group Co.,
Ltd. 582,000 338,780
GRG Banking Equipment Co.,
Ltd., Class A 28,200 48,126
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 124,000 68,240
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 38,700 97,425
Guangdong Dongpeng
Holdings Co., Ltd., Class A 81,600 70,226
Guangdong Dowstone
Technology Co., Ltd., Class A 51,800 204,172
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 27,400 100,619
Guangdong Goworld Co., Ltd.,
Class A 33,400 72,741
Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 15,900 30,230
Guangdong Guanhao High-
Tech Co., Ltd., Class A 61,500 43,566

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 79,600 $ 116,621
*Guangdong Hybribio Biotech
Co., Ltd., Class A 12,000 10,644
*Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 24,361 178,919
Guangdong Kinlong Hardware
Products Co., Ltd., Class A 15,000 40,308
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 48,000 88,380
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 9,000 13,173
Guangdong South New Media
Co., Ltd., Class A 5,100 28,328
Guangdong Vanward New
Electric Co., Ltd., Class A 36,400 43,953
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 24,700 54,697
Guangdong Yussen Energy
Technology Co., Ltd., Class A 12,000 25,274
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 117,800 42,759
Guanghui Energy Co., Ltd.,
Class A 230,300 227,524
*Guanghui Logistics Co., Ltd. 81,200 69,644
Guangshen Railway Co., Ltd.,
Class H 540,000 164,749
Guangxi Liugong Machinery
Co., Ltd., Class A 59,200 83,701
Guangxi LiuYao Group Co.,
Ltd., Class A 16,400 40,182
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 66,458 37,838
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 102,300 130,713
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 88,000 187,711
Guangzhou Development
Group, Inc., Class A 96,200 100,109
Guangzhou Haige
Communications Group, Inc.
Co., Class A 11,400 26,863
Guangzhou KDT Machinery
Group Co., Ltd., Class A 1,300 3,883
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 14,500 57,938
Guangzhou Port Co., Ltd.,
Class A 109,200 51,784
Guangzhou Restaurant Group
Co., Ltd., Class A 8,200 18,627
Shares Value †
CHINA — (Continued)
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 15,700 $ 84,815
Guangzhou Wondfo Biotech
Co., Ltd., Class A 25,700 68,798
Guangzhou Yuexiu Capital
Holdings Group Co., Ltd.,
Class A 70,300 92,603
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 44,600 67,758
Guilin Layn Natural Ingredients
Corp. 47,700 61,297
Guizhou Gas Group Corp.,
Ltd., Class A 17,200 16,288
Guizhou Guihang Automotive
Components Co., Ltd., Class A 22,200 44,515
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 112,400 90,975
Guizhou Tyre Co., Ltd. 71,900 52,933
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 99,500 49,078
*Guoguang Electric Co., Ltd.,
Class A 20,900 34,505
Guosen Securities Co., Ltd.,
Class A 185,500 291,051
ΩGuotai Haitong Securities
Co., Ltd., Class H 358,384 613,490
Guoyuan Securities Co., Ltd.,
Class A 98,900 106,393
Haier Smart Home Co., Ltd.,
Class A 708,600 1,982,768
Hailir Pesticides and
Chemicals Group Co., Ltd.,
Class A 10,400 19,408
Hainan Mining Co., Ltd., Class
A 900 1,611
Haitian International Holdings,
Ltd. 282,000 760,280
Hand Enterprise Solutions Co.,
Ltd., Class A 26,700 77,454
Hangxiao Steel Structure Co.,
Ltd., Class A 113,600 50,213
Hangzhou Advance Gearbox
Group Co., Ltd. 17,200 40,103
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 119,300 166,753
Hangzhou First Applied
Material Co., Ltd., Class A 5,400 14,811
Hangzhou GreatStar Industrial
Co., Ltd. 43,800 219,181
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 12,000 50,618
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 29,540 42,500
*Hangzhou Iron & Steel Co. 73,200 93,638
Hangzhou Onechance Tech
Corp., Class A 11,300 57,506
Hangzhou Robam Appliances
Co., Ltd., Class A 40,800 107,071

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Hangzhou Sunrise Technology
Co., Ltd. 32,100 $ 67,983
Hangzhou Zhongtai Cryogenic
Technology Corp. 33,000 113,504
Han's Laser Technology
Industry Group Co., Ltd., Class
A 12,300 181,322
Haohua Chemical Science &
Technology Co., Ltd., Class A 8,200 43,686
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 31,800 68,791
*Harbin Pharmaceutical Group
Co., Ltd., Class A 119,600 62,668
HBIS Resources Co., Ltd.,
Class A 19,700 48,440
Health & Happiness H&H
International Holdings, Ltd. 99,500 182,901
*Healthcare Co., Ltd., Class A 16,800 15,786
*Hefei Urban Construction
Development Co., Ltd., Class
A 38,100 76,620
Henan Hengxing Science &
Technology Co., Ltd. 78,000 55,141
Henan Liliang Diamond Co.,
Ltd., Class A 10,800 85,374
Henan Lingrui Pharmaceutical
Co., Class A 700 2,291
Henan Mingtai Al Industrial
Co., Ltd., Class A 49,500 128,598
Henan Pinggao Electric Co.,
Ltd., Class A 35,300 113,458
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 57,200 268,990
Henan Thinker Automatic
Equipment Co., Ltd., Class A 4,900 18,761
*Henan Yicheng New Energy
Co., Ltd., Class A 56,400 37,147
Henan Yuguang Gold & Lead
Co., Ltd., Class A 29,900 64,462
*Henan Zhongfu Industry Co.,
Ltd. 158,600 179,437
Henan Zhongyuan
Expressway Co., Ltd., Class A 56,800 33,586
Hengan International Group
Co., Ltd. 322,500 1,098,363
Hengdian Group Tospo
Lighting Co., Ltd. 5,600 14,819
Hengli Petrochemical Co., Ltd.,
Class A 230,400 744,917
Hengtong Logistics Co., Ltd. 40,400 53,395
Hengtong Optic-electric Co.,
Ltd., Class A 87,700 843,325
Hengyi Petrochemical Co.,
Ltd., Class A 109,600 283,130
Hesteel Co., Ltd., Class A 487,500 166,250
Hexing Electrical Co., Ltd.,
Class A 18,900 79,447
Hichain Logistics Co., Ltd. 24,000 74,013
Shares Value †
CHINA — (Continued)
#Hisense Home Appliances
Group Co., Ltd., Class H 5,000 $ 14,706
Hisense Visual Technology
Co., Ltd., Class A 41,300 154,746
*Hitevision Co., Ltd., Class A 9,700 36,671
HLA Group Corp., Ltd., Class
A 165,500 160,114
*Honghua Group, Ltd., Class A 785,000 19,340
Hongli Zhihui Group Co., Ltd.,
Class A 36,000 40,361
Hongrun Construction Group
Co., Ltd. 65,500 84,843
Hongta Securities Co., Ltd.,
Class A 58,600 64,326
*Hongyuan Green Energy Co.,
Ltd., Class A 14,379 45,690
#*Hopson Development
Holdings, Ltd. 312,444 105,295
#Horizon Construction
Development, Ltd. 554,000 63,648
Hoshine Silicon Industry Co.,
Ltd., Class A 29,100 189,958
Hoymiles Power Electronics,
Inc., Class A 5,034 82,970
Huaan Securities Co., Ltd.,
Class A 143,500 116,777
Huabao Flavours &
Fragrances Co., Ltd., Class A 5,100 12,376
Huadian Heavy Industries Co.,
Ltd., Class A 41,500 53,816
Huadong Medicine Co., Ltd.,
Class A 6,500 31,728
Huafon Chemical Co., Ltd.,
Class A 162,000 278,838
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 82,200 63,524
*Huafu Fashion Co., Ltd.,
Class A 72,400 52,241
Huaibei Mining Holdings Co.,
Ltd., Class A 95,000 205,925
*Huaihe Energy Group Co.,
Ltd., Class A 152,800 80,735
Huakai Yibai Technology Co.,
Ltd. 13,400 25,516
Hualan Biological Engineering,
Inc., Class A 5,200 10,975
Huangshan Tourism
Development Co., Ltd., Class
A 31,100 54,122
Huapont Life Sciences Co.,
Ltd., Class A 84,400 61,394
ΩHuatai Securities Co., Ltd.,
Class H 377,200 778,114
Huaxi Securities Co., Ltd.,
Class A 122,800 156,727
Huaxia Bank Co., Ltd., Class A 344,300 347,205
Huaxin Building Materials
Group Co., Ltd., Class H 144,600 306,597
Huayu Automotive Systems
Co., Ltd., Class A 115,500 315,445

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Hubei Chutian Smart
Communication Co., Ltd. 101,300 $ 56,934
Hubei Huitian New Materials
Co., Ltd. 31,200 52,606
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 40,442 163,902
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 37,900 181,059
Huishang Bank Corp., Ltd.,
Class H 111,000 72,831
Humanwell Healthcare Group
Co., Ltd., Class A 9,300 25,699
Hunan Aihua Group Co., Ltd.,
Class A 20,700 60,170
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 82,700 52,774
Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 57,000 51,474
Hunan Valin Steel Co., Ltd.,
Class A 256,400 174,127
Ω#*Hygeia Healthcare
Holdings Co., Ltd. 159,400 234,204
*Hytera Communications
Corp., Ltd., Class A 58,500 85,108
*HyUnion Holding Co., Ltd.,
Class A 61,700 65,743
IKD Co., Ltd., Class A 24,800 61,598
Ω*IMAX China Holding, Inc.,
Class A 13,700 13,151
Industrial & Commercial Bank
of China, Ltd., Class H 25,913,000 23,254,302
Industrial Bank Co., Ltd., Class
A 335,700 880,971
Industrial Securities Co., Ltd.,
Class A 200,640 178,253
Infore Environment
Technology Group Co., Ltd.,
Class A 106,700 211,921
Ω#*Ingdan, Inc. 131,000 35,285
Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 916,700 362,260
Inner Mongolia Berun
Chemical Co., Ltd., Class A 125,100 164,057
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 70,700 334,856
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 48,148 110,427
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 315,800 258,377
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 5,200 32,255
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 5,600 22,507
Inspur Digital Enterprise
Technology, Ltd. 210,000 60,852
Shares Value †
CHINA — (Continued)
Intron Technology Holdings,
Ltd. 98,000 $ 22,893
#*iQIYI, Inc., Sponsored ADR 218,826 258,215
*IRICO Display Devices Co.,
Ltd. 141,400 167,428
*JA Solar Technology Co.,
Ltd., Class A 115,600 183,915
Jade Bird Integrated
Technologies Co., Ltd., Class
A 35,460 62,799
Jangho Group Co., Ltd., Class
A 76,900 107,826
Jason Furniture Hangzhou
Co., Ltd., Class A 2,500 10,626
JCET Group Co., Ltd., Class A 24,604 164,066
Ω*JD Logistics, Inc. 1,164,100 2,243,869
Jiang Su Suyan Jingshen Co.,
Ltd. 46,000 73,184
Jiangling Motors Corp., Ltd.,
Class A 13,200 36,225
Jiangsu Ankura Intelligent
Power Co., Ltd., Class A 5,800 51,206
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 60,000 53,042
Jiangsu Azure Corp., Class A 29,300 88,599
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 125,100 71,043
Jiangsu Changbao Steeltube
Co., Ltd. 54,800 71,785
Jiangsu Changhai Composite
Materials Co., Ltd. 14,300 40,918
Jiangsu Changshu Automotive
Trim Group Co., Ltd. 20,500 40,416
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 105,412 112,936
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 37,600 163,776
*Jiangsu Eastern Shenghong
Co., Ltd., Class A 221,600 430,398
*Jiangsu General Science
Technology Co., Ltd. 74,500 50,813
Jiangsu Huachang Chemical
Co., Ltd., Class A 33,500 33,096
*Jiangsu Huahong Technology
Stock Co., Ltd., Class A 23,200 87,505
Jiangsu Huaxicun Co., Ltd.,
Class A 32,600 34,259
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 199,600 133,800
*Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 38,300 75,565
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 38,500 154,623
Jiangsu Lianyungang Port Co.,
Ltd. 70,200 49,216

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Jiangsu Lihua Foods Group
Co., Ltd. 33,500 $ 111,547
Jiangsu Linyang Energy Co.,
Ltd., Class A 71,000 63,182
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 2,800 9,188
Jiangsu Pacific Precision
Forging Co., Ltd. 32,200 53,303
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 104,100 143,679
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 47,300 68,953
Jiangsu Rainbow Heavy
Industries Co., Ltd. 50,600 48,435
Jiangsu Rongtai Industry Co.,
Ltd., Class A 12,600 60,175
Jiangsu Shentong Valve Co.,
Ltd. 21,000 49,547
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 49,600 56,262
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 17,000 184,622
Jiangsu Soho High Hope
Group Corp., Class A 139,400 58,148
Jiangsu Sopo Chemical Co.,
Class A 29,500 35,751
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 118,220 85,996
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 32,400 233,456
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 1,100 4,714
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 115,940 77,380
Jiangsu Zhongtian Technology
Co., Ltd., Class A 75,100 364,049
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 245,400 96,618
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 15,200 21,157
Jiangxi Ganyue Expressway
Co., Ltd., Class A 91,600 59,392
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 21,200 38,755
*Jiangyin Hengrun Heavy
Industries Co., Ltd., Class A 19,400 74,166
Jianmin Pharmaceutical Group
Co., Ltd., Class A 7,300 33,859
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 39,600 77,028
Jiayin Group, Inc., ADR 9,369 44,222
Jiaze Renewables Co., Ltd. 46,400 38,303
*Jihua Group Corp., Ltd.,
Class A 92,100 39,496
Shares Value †
CHINA — (Continued)
*Jilin Chemical Fibre, Class A 2,600 $ 1,945
#*<Jinchuan Group
International Resources Co.,
Ltd. 1,185,000 18,152
Jinduicheng Molybdenum Co.,
Ltd., Class A 2,700 7,738
Jingjin Equipment, Inc., Class
A 22,400 61,472
*Jinko Solar Co., Ltd., Class A 16,067 15,638
#JinkoSolar Holding Co., Ltd.,
Sponsored ADR 16,760 391,346
Jinlei Technology Co., Ltd.,
Class A 15,600 69,137
Jinmao Property Services Co.,
Ltd. 55,000 17,974
Jinneng Science&Technology
Co., Ltd., Class A 38,400 37,712
Jinyu Bio-Technology Co.,
Ltd., Class A 59,100 126,204
ΩJiumaojiu International
Holdings, Ltd. 219,000 48,923
Jiuzhitang Co., Ltd., Class A 18,300 25,847
Jizhong Energy Resources
Co., Ltd., Class A 118,400 97,391
Jointown Pharmaceutical
Group Co., Ltd., Class A 168,087 127,190
*Jolywood Suzhou Sunwatt
Co., Ltd. 2,800 4,147
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 2,400 7,299
Joyoung Co., Ltd., Class A 56,700 90,290
JS Corrugating Machinery Co.,
Ltd., Class A 37,100 55,929
Ω*JS Global Lifestyle Co., Ltd. 167,000 36,667
JSTI Group, Class A 52,100 51,548
*Ju Teng International
Holdings, Ltd. 8,000 4,136
Kailuan Energy Chemical Co.,
Ltd., Class A 61,800 53,276
Kaishan Group Co., Ltd.,
Class A 47,300 213,019
KE Holdings, Inc., Class A 116,900 631,525
Keda Industrial Group Co.,
Ltd., Class A 51,900 146,227
Keeson Technology Corp.,
Ltd., Class A 15,000 37,103
Keshun Waterproof
Technologies Co., Ltd., Class
A 58,900 58,707
Kinetic Development Group,
Ltd. 1,170,000 347,994
Kingboard Holdings, Ltd. 292,500 1,647,372
Kingfa Sci & Tech Co., Ltd.,
Class A 54,600 137,052
KPC Pharmaceuticals, Inc.,
Class A 61,800 85,929
Ktk Group Co., Ltd., Class A 25,800 54,226
Kuaijishan Shaoxing Wine
Co., Ltd. 26,600 69,494

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Kuangda Technology Group
Co., Ltd., Class A 96,200 $ 85,325
Kunlun Energy Co., Ltd. 2,096,000 2,017,404
*Kunlun Tech Co., Ltd., Class
A 5,100 36,472
Lancy Co., Ltd., Class A 17,200 40,506
Lao Feng Xiang Co., Ltd.,
Class A 9,600 55,374
Laobaixing Pharmacy Chain
JSC, Class A 24,800 50,817
LB Group Co., Ltd., Class A 85,200 210,869
Lee & Man Chemical Co., Ltd. 64,000 40,195
Lee & Man Paper
Manufacturing, Ltd. 490,000 210,793
Lee's Pharmaceutical
Holdings, Ltd. 46,500 6,648
Ω*Legend Holdings Corp.,
Class H 230,900 280,897
#Lenovo Group, Ltd. 1,084,000 1,616,227
Lens Technology Co., Ltd.,
Class A 90,400 339,909
Leo Group Co., Ltd., Class A 31,500 29,737
Leoch International
Technology, Ltd. 145,000 17,029
Lepu Medical Technology
Beijing Co., Ltd., Class A 48,700 102,285
Leyard Optoelectronic Co.,
Ltd., Class A 44,700 41,610
*Li Auto, Inc., Class A 364,500 3,143,064
Li Ning Co., Ltd. 1,179,000 3,043,163
Lianhe Chemical Technology
Co., Ltd., Class A 36,100 87,445
Liaoning Chengda
Biotechnology Co., Ltd., Class
A 2,938 9,912
Liaoning Energy Industry Co.,
Ltd., Class A 77,000 44,854
Liaoning Port Co., Ltd., Class
H 52,000 5,709
Lier Chemical Co., Ltd., Class
A 32,500 61,362
*Lifetech Scientific Corp. 348,000 95,954
Lijiang Yulong Tourism Co.,
Ltd., Class A 39,200 54,333
Lingyi iTech Guangdong Co.,
Class A 48,700 100,218
*Liuzhou Iron & Steel Co., Ltd.,
Class A 40,900 27,357
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 40,200 125,560
Loncin Motor Co., Ltd., Class A 45,300 101,840
Ω#Longfor Group Holdings,
Ltd. 1,295,130 1,325,922
Longhua Technology Group
Luoyang Co., Ltd., Class A 31,100 48,113
*LONGi Green Energy
Technology Co., Ltd., Class A 72,000 173,457
Longshine Technology Group
Co., Ltd., Class A 18,600 37,133
Lucky Harvest Co., Ltd. 11,020 47,468
Shares Value †
CHINA — (Continued)
Luolai Lifestyle Technology
Co., Ltd., Class A 22,700 $ 37,411
Luoniushan Co., Ltd., Class A 45,000 43,338
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 6,000 37,621
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 35,700 34,225
Luxi Chemical Group Co., Ltd.,
Class A 56,800 141,826
Luyang Energy-Saving
Materials Co., Ltd. 13,300 19,213
Ω*Luye Pharma Group, Ltd. 1,644,500 539,507
Lygend Resources &
Technology Co., Ltd., Class H 800 1,222
*Maanshan Iron & Steel Co.,
Ltd., Class H 340,000 110,241
Maccura Biotechnology Co.,
Ltd., Class A 30,000 46,060
Mango Excellent Media Co.,
Ltd., Class A 61,700 175,554
Ω#Maoyan Entertainment 209,492 159,384
*Maoye Commercial Co., Ltd.,
Class A 36,100 26,418
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 2,400 9,144
Meihua Holdings Group Co.,
Ltd., Class A 75,700 109,910
Mesnac Co., Ltd., Class A 53,100 52,615
#Metallurgical Corp. of China,
Ltd., Class H 1,386,000 279,544
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 67,600 36,015
Midea Group Co., Ltd., Class A 6,600 78,342
Ω*Midea Real Estate Holding,
Ltd. 98,400 40,823
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 5,400 44,948
Ming Yang Smart Energy
Group, Ltd., Class A 45,500 105,486
*Minmetals Development Co.,
Ltd., Class A 24,700 40,200
Minth Group, Ltd. 336,000 1,461,737
MLS Co., Ltd., Class A 66,200 91,951
*MMG, Ltd. 8,000 8,486
Monalisa Group Co., Ltd.,
Class A 23,000 36,491
Moon Environment Technology
Co., Ltd., Class A 34,970 127,701
Morimatsu International
Holdings Co., Ltd. 170,000 152,341
MYS Group Co., Ltd., Class A 190,200 94,650
Nancal Technology Co., Ltd. 7,200 41,309
NanJi E-Commerce Co., Ltd.,
Class A 66,800 29,624
Nanjing Cosmos Chemical
Co., Ltd. 18,900 38,617

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 7,800 $ 55,004
Nanjing Iron & Steel Co., Ltd.,
Class A 108,900 85,911
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 30,600 41,114
Nanjing Pharmaceutical Group
Co., Ltd. 42,200 32,612
Nanjing Securities Co., Ltd.,
Class A 2,000 2,151
*Nanjing Tanker Corp. 146,734 96,214
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 22,100 93,480
#NetDragon Websoft Holdings,
Ltd. 150,500 165,605
Neusoft Corp., Class A 33,800 43,732
Neutech Group, Ltd. 144,800 44,177
New Hope Liuhe Co., Ltd.,
Class A 141,700 181,056
Nexteer Automotive Group,
Ltd. 647,000 397,264
*Nine Dragons Paper
Holdings, Ltd. 1,043,000 841,457
Ningbo BaoSi Energy
Equipment Co., Ltd., Class A 18,700 19,159
Ningbo Boway Alloy Material
Co., Ltd. 25,000 64,070
Ningbo Huaxiang Electronic
Co., Ltd., Class A 22,780 86,788
Ningbo Jintian Copper Group
Co., Ltd. 62,300 92,460
Ningbo Joyson Electronic
Corp., Class A 36,300 151,526
Ningbo Peacebird Fashion
Co., Ltd., Class A 8,800 18,328
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 18,431 93,958
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 8,500 24,956
*Ningbo Shanshan Co., Ltd.,
Class A 63,600 154,989
Ningbo Yunsheng Co., Ltd.,
Class A 28,800 55,936
Ningbo Zhoushan Port Co.,
Ltd., Class A 114,500 62,006
Ningxia Building Materials
Group Co., Ltd., Class A 22,200 41,948
Ningxia Western Venture
Industrial Co., Ltd. 53,900 37,078
Norinco International
Cooperation, Ltd., Class A 81,300 152,192
North China Pharmaceutical
Co., Ltd. 38,000 28,977
North Huajin Chemical
Industries Co., Ltd., Class A 18,900 15,740
*North Industries Group Red
Arrow Co., Ltd., Class A 700 1,818
Shares Value †
CHINA — (Continued)
Northeast Pharmaceutical
Group Co., Ltd., Class A 45,200 $ 32,615
Northeast Securities Co., Ltd.,
Class A 77,200 97,964
*Nuode New Materials Co.,
Ltd., Class A 52,500 82,603
Ocean's King Lighting Science
& Technology Co., Ltd., Class
A 24,000 22,270
Offshore Oil Engineering Co.,
Ltd., Class A 156,300 154,874
Onewo, Inc., Class H 111,000 239,181
Oppein Home Group, Inc.,
Class A 17,100 117,632
Opple Lighting Co., Ltd., Class
A 12,300 36,473
ORG Technology Co., Ltd.,
Class A 106,700 85,893
Orient International Enterprise,
Ltd., Class A 41,600 42,986
*Oriental Energy Co., Ltd.,
Class A 88,000 103,683
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 39,990 69,944
*PCI Technology Group Co.,
Ltd., Class A 57,200 44,706
*Pengxin International Mining
Co., Ltd., Class A 58,000 69,525
People's Insurance Co. Group
of China, Ltd. (The), Class H 2,603,000 1,767,731
*Perennial Energy Holdings,
Ltd. 250,000 31,913
PetroChina Co., Ltd., Class H 10,430,000 16,016,965
PharmaBlock Sciences
Nanjing, Inc., Class A 6,400 37,328
PhiChem Corp., Class A 7,600 33,827
PICC Property & Casualty Co.,
Ltd., Class H 2,310,000 4,131,240
Ping An Bank Co., Ltd., Class
A 519,300 873,310
Ping An Insurance Group Co.
of China, Ltd. 2,605,500 20,953,758
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 63,000 79,484
PNC Process Systems Co.,
Ltd., Class A 15,800 57,513
*Polaris Bay Group Co., Ltd.,
Class A 55,400 50,840
Poly Property Group Co., Ltd. 1,021,853 251,754
*Poly Union Chemical Holding
Group Co., Ltd., Class A 14,000 17,520
*Porton Pharma Solutions,
Ltd., Class A 17,800 55,257
ΩPostal Savings Bank of
China Co., Ltd., Class H 3,697,000 2,369,100
Pou Sheng International
Holdings, Ltd., Class A 864,000 43,014
Power Construction Corp. of
China, Ltd., Class A 544,900 445,819

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Prinx Chengshan Holdings,
Ltd. 33,000 $ 33,742
Pulike Biological Engineering,
Inc. 18,000 31,535
Puyang Huicheng Electronic
Material Co., Ltd., Class A 15,200 32,481
Pylon Technologies Co., Ltd.,
Class A 4,163 46,868
Q Technology Group Co., Ltd. 106,000 110,144
Qinchuan Machine Tool & Tool
Group Share Co., Ltd., Class A 10,600 17,237
Qingdao Citymedia Co., Ltd. 35,000 32,375
Qingdao East Steel Tower
Stock Co., Ltd., Class A 32,300 113,413
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 14,100 26,870
Qingdao Gaoce Technology
Co., Ltd., Class A 23,655 46,290
Qingdao Gon Technology Co.,
Ltd., Class A 19,600 151,468
Qingdao Haier Biomedical Co.,
Ltd., Class A 9,474 43,540
Qingdao Hanhe Cable Co.,
Ltd., Class A 103,400 131,967
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class A 25,800 52,791
ΩQingdao Port International
Co., Ltd., Class H 323,000 315,424
Qingdao Rural Commercial
Bank Corp., Class A 203,200 90,412
Qingdao Sentury Tire Co.,
Ltd., Class A 41,000 103,095
*Qingdao Topscomm
Communication, Inc., Class A 21,600 25,892
Qinghai Huzhu TianYouDe
Highland Barley Spirit Co.,
Ltd., Class A 10,900 12,906
Qinhuangdao Port Co., Ltd.,
Class H 149,500 47,329
*Quzhou DFP New Material
Group Co., Ltd. 82,400 54,754
*Quzhou Xin'an Development
Co., Ltd., Class A 33,800 22,509
Rainbow Digital Commercial
Co., Ltd., Class A 54,600 44,033
Renhe Pharmacy Co., Ltd.,
Class A 76,100 63,376
Rianlon Corp., Class A 6,700 42,569
*Risen Energy Co., Ltd., Class
A 19,100 49,593
Riyue Heavy Industry Co.,
Ltd., Class A 45,500 84,909
Rizhao Port Co., Ltd., Class A 377,300 163,459
Rongsheng Petrochemical
Co., Ltd., Class A 212,400 433,669
*Roshow Technology Co., Ltd.,
Class A 85,000 95,670
Runjian Co., Ltd., Class A 9,000 78,614
Shares Value †
CHINA — (Continued)
Sailun Group Co., Ltd., Class
A 107,100 $ 218,202
Sanan Optoelectronics Co.,
Ltd., Class A 151,000 302,117
Sanjiang Shopping Club Co.,
Ltd., Class A 21,000 41,924
Sanquan Food Co., Ltd., Class
A 11,100 23,362
*Sansteel Minguang Co., Ltd.
Fujian, Class A 125,000 62,570
Sansure Biotech, Inc., Class A 13,167 33,051
Sany Heavy Equipment
International Holdings Co., Ltd. 180,000 247,927
Sany Heavy Industry Co., Ltd.,
Class A 160,300 477,450
Satellite Chemical Co., Ltd.,
Class A 101,720 440,685
SDIC Capital Co., Ltd., Class A 127,500 125,217
Sealand Securities Co., Ltd.,
Class A 119,000 68,101
#*Seazen Group, Ltd. 1,284,000 363,872
*Seazen Holdings Co., Ltd.,
Class A 49,400 106,864
*<S-Enjoy Service Group Co.,
Ltd. 87,000 5,831
SF Holding Co., Ltd. 8,400 37,959
SF Holding Co., Ltd., Class A 81,200 440,920
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 133,400 76,342
Shaanxi Coal Industry Co.,
Ltd., Class A 277,400 1,060,903
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 83,900 42,734
*Shaanxi Construction
Machinery Co., Ltd., Class A 14,900 9,072
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 133,150 203,651
Shandong Bohui Paper
Industrial Co., Ltd., Class A 58,600 54,463
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 22,000 52,421
Shandong Dawn Polymer Co.,
Ltd., Class A 5,800 25,501
Shandong Denghai Seeds Co.,
Ltd., Class A 14,800 22,182
*Shandong Haihua Co., Ltd.,
Class A 36,700 31,960
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 300 3,840
*Shandong Hi-Speed New
Energy Group, Ltd. 114,000 23,575
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 81,900 66,408
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 71,200 401,209

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Shandong Huatai Paper
Industry Shareholding Co., Ltd. 53,200 $ 30,289
Shandong Humon Smelting
Co., Ltd., Class A 63,000 153,158
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 19,300 43,841
Shandong Jinjing Science &
Technology Co., Ltd., Class A 71,600 61,410
Shandong Linglong Tyre Co.,
Ltd., Class A 57,700 111,644
Shandong Lukang Pharma 17,800 21,207
Shandong Nanshan Aluminum
Co., Ltd., Class A 421,600 331,364
Shandong Pharmaceutical
Glass Co., Ltd., Class A 14,400 39,286
Shandong Publishing & Media
Co., Ltd., Class A 43,600 47,605
Shandong Sun Paper Industry
JSC, Ltd., Class A 101,711 218,983
*Shandong Taihe
Technologies Co., Ltd. 10,700 47,452
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 1,571,600 690,130
Shandong Xiantan Group Co.,
Ltd. 52,500 49,178
Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 70,000 55,312
Shanghai Baolong Automotive
Corp., Class A 3,815 18,895
Shanghai Baosteel Packaging
Co., Ltd., Class A 46,700 35,201
Shanghai Bright Meat Group
Co., Ltd., Class A 37,400 32,187
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 31,200 58,771
Shanghai Construction Group
Co., Ltd., Class A 332,200 131,278
Shanghai Datun Energy
Resources Co., Ltd., Class A 36,800 74,760
*Shanghai Electric Group Co.,
Ltd., Class H 332,000 164,861
Shanghai Environment Group
Co., Ltd., Class A 94,400 113,158
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 232,500 567,171
*Shanghai Gench Education
Group, Ltd. 31,500 8,324
Shanghai Huayi Group Co.,
Ltd., Class A 72,300 115,132
#Shanghai Industrial Holdings,
Ltd. 176,000 345,091
*Shanghai Industrial Urban
Development Group, Ltd. 266,000 9,338
Shanghai International Airport
Co., Ltd., Class A 20,200 80,536
Shares Value †
CHINA — (Continued)
Shanghai Jahwa United Co.,
Ltd., Class A 15,700 $ 46,348
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 31,500 117,842
Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 57,000 48,221
Shanghai Lingang Holdings
Corp., Ltd., Class A 75,200 98,838
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 27,400 33,005
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 19,000 67,158
*Shanghai Milkground Food
Tech Co., Ltd., Class A 15,600 47,218
Shanghai Moons' Electric Co.,
Ltd., Class A 2,800 24,323
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 270,800 406,524
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 387,766 526,113
Shanghai Putailai New Energy
Technology Group Co., Ltd. 20,200 107,233
Shanghai QiFan Cable Co.,
Ltd., Class A 25,300 134,677
Shanghai RAAS Blood
Products Co., Ltd., Class A 155,200 126,298
Shanghai Runda Medical
Technology Co., Ltd., Class A 26,800 52,679
Shanghai Rural Commercial
Bank Co., Ltd., Class A 175,600 230,797
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 44,200 62,040
*Shanghai Stonehill
Technology Co., Ltd., Class A 87,900 110,770
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 24,100 45,009
Shanghai Tunnel Engineering
Co., Ltd., Class A 106,100 92,243
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 26,400 38,756
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 77,000 55,561
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 51,200 274,422
Shanghai Zhenhua Heavy
Industries Co., Ltd. 124,400 98,685
Shanghai Zhonggu Logistics
Co., Ltd., Class A 64,404 102,276
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 37,700 38,515

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Shantou Wanshun New
Material Group Co., Ltd., Class
A 36,600 $ 52,283
Shanxi Blue Flame Holding
Co., Ltd., Class A 34,200 45,801
Shanxi Coal International
Energy Group Co., Ltd., Class
A 57,700 118,738
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 229,200 235,495
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 59,500 31,264
Shanxi Hi-speed Group Co.,
Ltd. 60,300 44,393
Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 65,100 67,460
*Shanxi Lu'an Chemical
Technology Co., Ltd., Class A 112,700 55,258
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 81,811 193,501
*Shanxi Meijin Energy Co.,
Ltd., Class A 104,600 68,280
Shanxi Securities Co., Ltd.,
Class A 55,300 45,730
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 231,700 144,127
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 42,200 35,330
*Shanying International
Holding Co., Ltd., Class A 100,400 21,307
Shede Spirits Co., Ltd., Class
A 4,800 31,087
Shenma Industry Co., Ltd. 44,400 49,649
ΩShenwan Hongyuan Group
Co., Ltd., Class H 144,000 51,286
Shenzhen Agricultural Power
Group Co., Ltd., Class A 51,800 55,952
Shenzhen Airport Co., Ltd.,
Class A 126,500 132,011
Shenzhen Aisidi Co., Ltd.,
Class A 31,200 62,881
Shenzhen Center Power Tech
Co., Ltd., Class A 100 405
Shenzhen Cereals Holdings
Co., Ltd., Class A 53,400 60,103
Shenzhen Comix Group Co.,
Ltd., Class A 30,800 31,105
Shenzhen Das Intellitech Co.,
Ltd., Class A 79,500 33,744
Shenzhen Desay Battery
Technology Co., Class A 25,830 109,787
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 10,000 48,666
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 20,800 22,437
Shenzhen Gas Corp., Ltd.,
Class A 77,800 78,912
Shares Value †
CHINA — (Continued)
*Shenzhen Gongjin Electronics
Co., Ltd., Class A 16,600 $ 35,570
ΩShenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 75,500 46,647
Shenzhen Hopewind Electric
Co., Ltd. 12,800 82,207
#Shenzhen International
Holdings, Ltd. 618,454 586,579
Shenzhen Invt Electric Co.,
Ltd., Class A 41,900 47,834
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 28,900 36,377
*Shenzhen Jinjia Group Co.,
Ltd., Class A 39,700 22,022
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 11,000 14,313
Shenzhen Kaifa Technology
Co., Ltd., Class A 6,000 25,660
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 24,200 49,942
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 19,000 40,990
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 26,400 40,494
Shenzhen Leaguer Co., Ltd.,
Class A 52,400 65,420
Shenzhen Microgate
Technology Co., Ltd., Class A 22,400 40,850
Shenzhen MTC Co., Ltd.,
Class A 163,200 263,944
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 106,400 39,244
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 134,600 44,523
Shenzhen SC New Energy
Technology Corp., Class A 8,600 117,363
Shenzhen Senior Technology
Material Co., Ltd., Class A 44,200 106,289
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 9,400 42,526
Shenzhen Tagen Group Co.,
Ltd., Class A 83,300 42,916
Shenzhen Topband Co., Ltd.,
Class A 41,000 64,269
Shenzhen Topraysolar Co.,
Ltd. 68,600 54,821
Shenzhen United Winners
Laser Co., Ltd., Class A 3,898 16,351
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 43,200 143,782
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 61,296 40,641

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Shenzhen Yinghe Technology
Co., Ltd., Class A 7,000 $ 29,701
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 6,800 37,661
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 141,789 140,080
Shenzhou International Group
Holdings, Ltd. 57,900 345,903
*Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 1,400 23,548
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 38,600 97,173
Shinva Medical Instrument
Co., Ltd., Class A 37,000 74,462
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 42,700 37,998
Shui On Land, Ltd. 1,551,500 104,968
Sichuan Changhong Electric
Co., Ltd., Class A 94,600 121,013
*Sichuan Chengfei Integration
Technology Corp., Class A 3,400 14,690
Sichuan Development Lomon
Co., Ltd., Class A 68,400 109,623
Sichuan EM Technology Co.,
Ltd., Class A 25,600 146,653
*Sichuan Haite High-tech Co.,
Ltd., Class A 51,700 95,343
*Sichuan Hebang
Biotechnology Co., Ltd., Class
A 239,200 103,629
*Sichuan Hexie Shuangma
Co., Ltd., Class A 26,400 103,245
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 36,200 183,163
*Sichuan Lutianhua Co., Ltd.,
Class A 60,600 43,195
Sichuan New Energy Power
Co., Ltd., Class A 54,800 139,720
Sichuan Road and Bridge
Group Co., Ltd., Class A 261,980 314,038
Sichuan Yahua Industrial
Group Co., Ltd., Class A 25,900 116,264
SIIC Environment Holdings,
Ltd., Class F 377,000 51,975
*Sinochem International Corp.,
Class A 53,700 36,154
Sinofert Holdings, Ltd. 1,966,000 391,506
Sinolink Securities Co., Ltd.,
Class A 95,400 125,248
Sinoma International
Engineering Co., Class A 81,100 110,747
Sinoma Science & Technology
Co., Ltd., Class A 33,800 272,929
Sinomach Automobile Co.,
Ltd., Class A 81,000 71,962
*Sinomach Heavy Equipment
Group Co., Ltd. 100,300 62,978
Shares Value †
CHINA — (Continued)
Sinopec Engineering Group
Co., Ltd., Class H 597,000 $ 479,353
*Sinopec Oilfield Equipment
Corp., Class A 42,700 45,435
Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 1,150,000 190,841
Sinopharm Group Co., Ltd.,
Class H 766,400 1,806,977
Sino-Platinum Metals Co., Ltd.,
Class A 24,600 72,334
Sinosteel Engineering &
Technology Co., Ltd., Class A 74,100 70,495
Sinosteel New Materials Co.,
Ltd., Class A 36,200 51,129
Sinotrans, Ltd., Class H 691,000 449,861
Sinotruk Jinan Truck Co., Ltd.,
Class A 38,600 123,444
Skyworth Digital Co., Ltd.,
Class A 29,500 54,792
*Skyworth Group, Ltd. 270,000 215,759
Sleemon Healthy Sleep
Technology Co., Ltd., Class A 17,700 26,735
Snowsky Salt Industry Group
Co., Ltd., Class A 89,000 90,272
Solareast Holdings Co., Ltd.,
Class A 32,100 39,277
SooChow Securities Co., Ltd.,
Class A 110,200 129,678
Southern Publishing & Media
Co., Ltd. 48,800 89,281
Southwest Securities Co., Ltd.,
Class A 145,500 90,294
*SPIC Hydropower Co., Ltd.,
Class A 12,300 27,580
Spring Airlines Co., Ltd., Class
A 1,500 10,358
SSY Group, Ltd. 556,000 163,242
Stanley Agricultural Group Co.,
Ltd., Class A 50,000 80,060
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 60,600 51,621
State Grid Yingda Co., Ltd.,
Class A 71,800 62,212
STO Express Co., Ltd., Class
A 36,800 88,063
Sumavision Technologies Co.,
Ltd., Class A 53,100 43,211
Sumec Corp., Ltd., Class A 43,900 78,517
#Sun Art Retail Group, Ltd. 916,000 170,718
*Sun King Technology Group,
Ltd. 428,000 88,509
Sunflower Pharmaceutical
Group Co., Ltd., Class A 14,600 29,660
Suning Universal Co., Ltd.,
Class A 120,100 38,496
Sunny Optical Technology
Group Co., Ltd. 88,500 719,636
Sunrise Group Co., Ltd., Class
A 31,800 34,442

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
#*Sunshine Lake Pharma Co.,
Ltd., Class H 1,602 $ 8,409
Sunstone Development Co.,
Ltd., Class A 19,800 72,189
Suntak Technology Co., Ltd.,
Class A 40,600 82,598
Sunward Intelligent Equipment
Co., Ltd., Class A 57,300 83,195
Sunwoda Electronic Co., Ltd.,
Class A 24,800 99,565
Suofeiya Home Collection Co.,
Ltd., Class A 13,500 23,691
Suzhou Anjie Technology Co.,
Ltd., Class A 55,800 134,756
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 40,900 1,117,808
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 110,700 95,594
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 70,900 84,573
Suzhou Secote Precision
Electronic Co., Ltd., Class A 140 1,103
*Taiyuan Heavy Industry Co.,
Ltd., Class A 67,100 23,472
*Tangrenshen Group Co., Ltd.,
Class A 90,400 55,042
TangShan Port Group Co.,
Ltd., Class A 191,300 130,196
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 101,300 115,054
Tasly Pharmaceutical Group
Co., Ltd., Class A 52,900 117,145
Tayho Advanced Materials
Group Co., Ltd., Class A 41,700 69,212
TBEA Co., Ltd., Class A 178,490 700,652
TCL Electronics Holdings, Ltd. 467,000 895,400
TCL Technology Group Corp.,
Class A 633,470 395,898
*TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 71,300 90,373
TDG Holdings Co., Ltd. 30,900 126,135
Ten Pao Group Holdings, Ltd. 92,000 27,951
Tencent Music Entertainment
Group, ADR 41,088 376,777
Tencent Music Entertainment
Group, Class A 229,100 1,025,924
Tian An China Investment Co.,
Ltd. 29,000 15,474
Tian Di Science & Technology
Co., Ltd., Class A 131,500 109,514
*Tianfeng Securities Co., Ltd.,
Class A 205,000 107,415
#Tiangong International Co.,
Ltd. 1,100,000 476,017
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class H 62,000 34,111
Shares Value †
CHINA — (Continued)
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 99,000 $ 49,555
Tianjin Port Co., Ltd., Class A 170,300 118,147
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 20,400 53,744
Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 37,400 23,483
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 29,800 24,294
*Tianma Microelectronics Co.,
Ltd., Class A 79,900 89,111
Tianneng Battery Group Co.,
Ltd. 11,256 50,214
*Tianqi Lithium Corp. 1,000 8,483
Tianrun Industry Technology
Co., Ltd., Class A 54,600 89,743
Tianshan Aluminum Group
Co., Ltd., Class A 156,300 380,664
*TianShan Material Co., Ltd.,
Class A 100,800 68,456
Tianshui Huatian Technology
Co., Ltd., Class A 102,600 196,870
*Tinergy Chemical Co., Ltd.,
Class A 87,360 58,561
Titan Wind Energy Suzhou
Co., Ltd., Class A 55,800 98,168
Tofflon Science & Technology
Group Co., Ltd., Class A 27,300 52,424
*Toly Bread Co., Ltd., Class A 109,100 79,521
Tomson Group, Ltd. 70,000 21,178
Tong Ren Tang Technologies
Co., Ltd., Class H 243,000 119,115
Tongcheng Travel Holdings,
Ltd. 254,400 576,429
TongFu Microelectronics Co.,
Ltd., Class A 18,200 137,905
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 1,200 1,621
Tongkun Group Co., Ltd.,
Class A 98,200 347,966
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 23,100 44,054
Tongling Nonferrous Metals
Group Co., Ltd., Class A 467,800 421,081
*Tongwei Co., Ltd., Class A 74,100 188,386
Tongyu Heavy Industry Co.,
Ltd., Class A 117,800 54,656
Topsec Technologies Group,
Inc., Class A 25,100 26,745
ΩTopsports International
Holdings, Ltd. 188,000 71,996
TravelSky Technology, Ltd.,
Class H 428,000 528,324
*Trina Solar Co., Ltd., Class A 47,516 120,731
*Trip.com Group, Ltd. 128,900 6,874,667
*Truking Technology, Ltd.,
Class A 15,000 21,493

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
*Tsinghua Tongfang Co., Ltd.,
Class A 66,500 $ 77,670
TSP Wind Power Group Co.,
Ltd., Class A 47,000 78,146
UE Furniture Co., Ltd., Class A 100 176
Unilumin Group Co., Ltd.,
Class A 54,700 50,838
Unisplendour Corp., Ltd.,
Class A 27,400 128,291
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 31,300 173,167
V V Food & Beverage Co.,
Ltd., Class A 61,800 33,829
Valiant Co., Ltd., Class A 35,900 87,013
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 7,900 15,795
Vatti Corp., Ltd., Class A 48,900 42,155
*Venustech Group, Inc., Class
A 18,700 42,752
Victory Giant Technology
Huizhou Co., Ltd., Class A 13,500 649,061
Vipshop Holdings, Ltd.,
Sponsored ADR 166,460 2,395,359
Ω*Viva Biotech Holdings 467,000 100,151
Walvax Biotechnology Co.,
Ltd., Class A 41,100 78,202
Wangfujing Group Co., Ltd.,
Class A 57,242 103,637
Wangneng Environment Co.,
Ltd., Class A 13,600 34,814
Wangsu Science &
Technology Co., Ltd., Class A 81,100 189,920
Wanhua Chemical Group Co.,
Ltd., Class A 108,800 1,425,857
Wanxiang Qianchao Co., Ltd.,
Class A 5,700 13,423
Wasu Media Holding Co., Ltd.,
Class A 78,600 85,245
Weichai Power Co., Ltd., Class
H 120,000 591,900
Weifu High-Technology Group
Co., Ltd., Class A 18,600 53,195
Weihai Guangtai Airport
Equipment Co., Ltd., Class A 14,500 23,387
Wellhope Foods Co., Ltd.,
Class A 36,100 37,039
Wencan Group Co., Ltd.,
Class A 22,600 61,591
Wens Foodstuff Group Co.,
Ltd., Class A 56,900 136,913
#West China Cement, Ltd. 924,000 298,416
Western Mining Co., Ltd.,
Class A 26,800 116,067
Western Securities Co., Ltd.,
Class A 101,900 107,085
Windey Energy Technology
Group Co., Ltd., Class A 39,700 94,248
*Wingtech Technology Co.,
Ltd., Class A 28,300 116,475
Shares Value †
CHINA — (Continued)
Winner Medical Co., Ltd.,
Class A 19,400 $ 88,988
Wolong Electric Group Co.,
Ltd., Class A 32,640 180,820
*World Union Group, Inc.,
Class A 77,500 35,390
Wuchan Zhongda Group Co.,
Ltd., Class A 163,200 122,298
Wuhu Token Science Co.,
Ltd., Class A 89,200 85,514
Wuliangye Yibin Co., Ltd.,
Class A 6,000 85,253
Wuling Motors Holdings, Ltd.,
Class A 250,000 14,680
Wushang Group Co., Ltd.,
Class A 50,400 61,817
Ω*Wuxi Biologics Cayman, Inc. 1,000 4,218
Wuxi Boton Technology Co.,
Ltd., Class A 17,900 60,598
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 55,000 135,963
Wuxi Paike New Materials
Technology Co., Ltd., Class A 5,400 84,386
Wuxi Rural Commercial Bank
Co., Ltd. 127,400 106,845
Wuxi Taiji Industry, Ltd. Co.,
Class A 66,000 92,639
XCMG Construction Machinery
Co., Ltd., Class A 518,100 754,513
Ω*Xiabuxiabu Catering
Management China Holdings
Co., Ltd. 156,000 8,065
Xiamen Bank Co., Ltd., Class
A 111,300 125,760
Xiamen C & D, Inc., Class A 81,900 113,997
Xiamen Changelight Co., Ltd.,
Class A 29,800 143,148
Xiamen International Airport
Co., Ltd., Class A 15,300 36,098
Xiamen ITG Group Corp., Ltd.,
Class A 73,000 66,137
Xiamen Kingdomway Group
Co., Class A 800 1,781
Xiamen Port Development Co.,
Ltd., Class A 42,100 67,226
Xiamen Xiangyu Co., Ltd.,
Class A 88,400 93,545
Xi'an Manareco New Materials
Co., Ltd. 4,452 25,901
Xi'An Shaangu Power Co.,
Ltd., Class A 56,700 76,183
Xiandai Investment Co., Ltd.,
Class A 95,000 58,677
*Xiangcai Co., Ltd., Class A 11,800 15,336
Xiangpiaopiao Food Co., Ltd.,
Class A 9,100 19,020
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 29,800 53,953

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Xianhe Co., Ltd., Class A 12,700 $ 40,949
Xinfengming Group Co., Ltd.,
Class A 47,000 127,400
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 20,000 40,689
*Xinjiang Daqo New Energy
Co., Ltd., Class A 32,715 106,539
Xinjiang Joinworld Co., Ltd.,
Class A 102,500 129,319
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class A 89,000 53,408
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 294,000 107,711
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd. 47,000 59,229
*Xinjiang Zhongtai Chemical
Co., Ltd., Class A 99,000 100,270
*Xinxiang Chemical Fiber Co.,
Ltd., Class A 83,800 99,103
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 96,800 65,172
Xinyi Energy Holdings, Ltd. 1,309,765 198,962
Xinyi Solar Holdings, Ltd. 2,965,160 1,082,541
*Xinzhi Group Co., Ltd., Class
A 27,900 82,160
Xtep International Holdings,
Ltd. 828,192 452,486
Xuji Electric Co., Ltd., Class A 24,400 89,960
Yangling Metron New Material,
Inc., Class A 27,020 78,264
Yankuang Energy Group Co.,
Ltd., Class H 23,600 49,346
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 21,300 427,100
YanTai Shuangta Food Co.,
Ltd., Class A 17,800 11,880
*Yechiu Metal Recycling
China, Ltd., Class A 146,200 87,305
*Yibin Tianyuan Group Co.,
Ltd., Class A 70,400 72,024
Yifan Pharmaceutical Co., Ltd.,
Class A 67,900 111,107
Yifeng Pharmacy Chain Co.,
Ltd., Class A 100 340
Yihai International Holding,
Ltd. 7,000 14,690
Yingkou Jinchen Machinery
Co., Ltd. 2,800 14,458
Yixintang Pharmaceutical
Group Co., Ltd., Class A 18,500 34,334
Yonfer Agricultural Technology
Co., Ltd., Class A 38,200 85,208
Yongjin Technology Group
Co., Ltd. 12,800 36,307
YongXing Special Materials
Technology Co., Ltd., Class A 13,700 174,931
Yotrio Group Co., Ltd., Class A 74,300 35,343
Shares Value †
CHINA — (Continued)
*Youcare Pharmaceutical
Group Co., Ltd. 1,306 $ 3,747
Youngor Fashion Co., Ltd.,
Class A 108,200 121,782
YTO Express Group Co., Ltd.,
Class A 112,600 354,329
#Yuexiu Property Co., Ltd. 672,000 331,979
Yueyang Forest & Paper Co.,
Ltd., Class A 73,000 49,576
Yum China Holdings, Inc. 9,900 479,655
YUNDA Holding Group Co.,
Ltd., Class A 85,200 98,015
Yunnan Aluminium Co., Ltd.,
Class A 68,400 318,356
Yunnan Baiyao Group Co.,
Ltd., Class A 18,700 145,197
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 149,200 196,099
Yunnan Copper Co., Ltd.,
Class A 53,800 150,399
Yunnan Energy Investment
Co., Ltd., Class A 33,200 56,221
*Yunnan Energy New Material
Group Co., Ltd., Class A 21,700 263,455
Yunnan Tin Co., Ltd., Class A 47,300 244,034
Yunnan Yuntianhua Co., Ltd.,
Class A 31,500 166,805
Yutong Bus Co., Ltd., Class A 5,000 25,913
Zanyu Technology Group Co.,
Ltd. 24,100 45,079
ZBOM Home Collection Co.,
Ltd., Class A 18,800 24,049
ZCZL Industrial Technology
Group Co., Ltd., Class H 86,400 191,026
Zhangjiagang Guangda
Special Material Co., Ltd. 7,139 20,605
Zhefu Holding Group Co., Ltd.,
Class A 167,000 129,057
*Zhejiang Century Huatong
Group Co., Ltd., Class A 121,200 284,004
Zhejiang China Commodities
City Group Co., Ltd., Class A 70,700 137,109
Zhejiang Chint Electrics Co.,
Ltd., Class A 71,300 341,559
Zhejiang Communications
Technology Co., Ltd., Class A 160,360 91,301
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 71,100 46,621
Zhejiang Dafeng Industry Co.,
Ltd. 11,600 21,155
Zhejiang Dahua Technology
Co., Ltd., Class A 101,100 273,601
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 44,200 84,876
Zhejiang Dingli Machinery Co.,
Ltd., Class A 3,400 27,429
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 39,600 67,697

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
*Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 15,200 $ 29,032
*Zhejiang Great Southeast
Co., Ltd., Class A 34,400 20,291
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 40,100 52,294
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 83,600 80,512
Zhejiang Hailiang Co., Ltd.,
Class A 56,800 149,558
Zhejiang Hailide New Material
Co., Ltd., Class A 39,800 36,000
Zhejiang Hangmin Co., Ltd.,
Class A 52,500 54,710
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 41,600 38,602
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 64,800 107,362
Zhejiang Huace Film &
Television Co., Ltd., Class A 77,200 98,755
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 5,200 12,398
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 17,300 43,146
*Zhejiang Huatong Meat
Products Co., Ltd. 38,700 72,049
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 62,600 610,117
Zhejiang International Group
Co., Ltd. 12,700 19,703
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 42,400 50,701
Zhejiang Jingu Co., Ltd., Class
A 52,600 95,848
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 23,700 51,269
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 35,600 71,853
Zhejiang Longsheng Group
Co., Ltd., Class A 88,000 168,984
Zhejiang Medicine Co., Ltd.,
Class A 28,800 61,290
*Zhejiang Narada Power
Source Co., Ltd., Class A 43,600 56,475
Zhejiang NHU Co., Ltd., Class
A 42,600 216,980
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 24,800 49,002
Zhejiang Runtu Co., Ltd.,
Class A 51,600 82,018
Shares Value †
CHINA — (Continued)
Zhejiang Semir Garment Co.,
Ltd., Class A 112,400 $ 99,694
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 94,500 72,337
Zhejiang Shouxiangu
Pharmaceutical Co., Ltd. 8,900 22,770
Zhejiang Southeast Space
Frame Co., Ltd., Class A 59,400 73,985
Zhejiang Starry
Pharmaceutical Co., Ltd.,
Class A 2,600 4,597
Zhejiang Sunoren Solar
Technology Co., Ltd. 3,700 5,269
*Zhejiang Sunriver Culture
Tourism Co., Ltd. 56,300 49,112
Zhejiang Taihua New Material
Group Co., Ltd., Class A 34,600 45,932
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 29,200 90,134
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 53,400 106,529
Zhejiang Wanliyang Co., Ltd.,
Class A 123,900 128,754
Zhejiang Wanma Co., Ltd.,
Class A 52,300 98,746
Zhejiang Wansheng Co., Ltd.,
Class A 30,100 57,360
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 47,300 60,714
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 48,700 89,027
Zhejiang Xinao Textiles, Inc. 18,000 22,947
Zhejiang Yasha Decoration
Co., Ltd., Class A 39,700 24,288
Zhejiang Yinlun Machinery
Co., Ltd., Class A 30,300 204,089
Zhende Medical Co., Ltd.,
Class A 10,400 140,496
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 73,500 55,079
Zheshang Development Group
Co., Ltd. 35,400 32,849
Zheshang Securities Co., Ltd.,
Class A 102,300 147,483
*Zhewen Interactive Group
Co., Ltd., Class A 39,000 57,024
Zhongji Innolight Co., Ltd.,
Class A 7,560 948,824
Zhongjin Gold Corp., Ltd.,
Class A 30,100 114,367
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 87,900 120,676
Zhongsheng Group Holdings,
Ltd. 462,500 419,180

Dimensional Emerging Markets Value ETF
continued
Shares Value †
CHINA — (Continued)
Zhongtai Securities Co., Ltd.,
Class A 182,000 $ 160,361
Zhongtong Bus Holding Co.,
Ltd., Class A 21,500 37,541
ZhongYeDa Electric Co., Ltd.,
Class A 16,100 23,918
Zhongyuan Environment-
Protection Co., Ltd., Class A 47,300 58,499
ΩZhou Hei Ya International
Holdings Co., Ltd. 375,500 69,983
Zhuhai Port Co., Ltd., Class A 27,800 21,117
Zhuzhou CRRC Times Electric
Co., Ltd. 244,500 1,118,606
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 1,200 8,634
Zhuzhou Kibing Group Co.,
Ltd., Class A 100,400 93,018
Zhuzhou Times New Material
Technology Co., Ltd., Class A 29,900 52,559
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 114,500 110,271
ZJAMP Group Co., Ltd., Class
A 28,800 38,612
ZJMI Environmental Energy
Co., Ltd., Class A 12,400 25,463
Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 643,000 645,975
ZTE Corp., Class H 4,000 12,735
ZTO Express Cayman, Inc. 191,050 4,767,867
TOTAL CHINA 420,144,125
COLOMBIA — (0.1%)
Almacenes Exito SA 117,481 135,928
Banco de Bogota SA 1,938 20,266
Cementos Argos SA 46,326 151,867
*Corp Financiera Colombiana
SA 111,325 475,354
Grupo Argos SA 105,632 459,775
Grupo de Inversiones
Suramericana SA 35,314 498,675
Mineros SA 40,559 151,956
Organizacion Terpel SA 26,979 131,401
TOTAL COLOMBIA 2,025,222
CZECHIA — (0.1%)
CEZ A/S 262 15,097
Komercni Banka A/S 33,487 1,782,831
ΩMoneta Money Bank A/S 495 4,358
TOTAL CZECHIA 1,802,286
GREECE — (0.7%)
Alpha Bank SA 725,944 2,895,328
Autohellas Tourist and Trading
SA 8,734 110,650
Bank of Greece 2,838 49,604
ElvalHalcor SA 23,016 107,456
Eurobank SA 195,576 844,266
#Fourlis Holdings SA 18,052 96,139
GEK TERNA SA 13,473 645,771
Shares Value †
GREECE — (Continued)
HELLENiQ ENERGY Holdings
S.A. 57,468 $ 663,004
*LAMDA Development SA 43,385 307,901
Motor Oil Hellas Corinth
Refineries SA 35,580 1,586,008
National Bank of Greece SA 49,369 777,471
*Piraeus Bank SA 419,047 3,907,920
Thrace Plastics Holding and
Co., Class A 6,727 32,353
Titan SA 5,931 318,229
TOTAL GREECE 12,342,100
HONG KONG — (0.0%)
Truly International Holdings,
Ltd. 560,000 71,486
TOTAL HONG KONG 71,486
HUNGARY — (0.1%)
MOL Hungarian Oil & Gas PLC 174,895 2,327,648
Richter Gedeon Nyrt 1,484 62,412
TOTAL HUNGARY 2,390,060
INDIA — (12.6%)
*5Paisa Capital, Ltd. 7,674 27,125
Aarti Drugs, Ltd. 14,467 57,357
Aarti Industries, Ltd. 83,860 448,396
Aarti Pharmalabs, Ltd. 25,470 198,645
ACC, Ltd. 32,815 491,670
*Adani Power, Ltd. 227,210 531,077
*Aditya Birla Fashion and
Retail, Ltd. 154,817 104,719
Aditya Birla Real Estate, Ltd. 9,807 153,562
Advanced Enzyme
Technologies, Ltd. 22,426 82,154
AGI Greenpac, Ltd. 12,183 81,379
Ahluwalia Contracts India, Ltd. 1,247 11,706
Ajmera Realty & Infra India,
Ltd. 37,572 49,205
Alembic Pharmaceuticals, Ltd. 8,679 69,038
Alembic, Ltd. 25,249 24,261
*Allcargo Worldwide, Ltd. 97,214 23,834
Amara Raja Energy & Mobility,
Ltd. 71,535 659,135
Ambuja Cements, Ltd. 190,388 891,023
Anant Raj, Ltd. 13,594 69,736
Andhra Sugars, Ltd. (The) 30,138 31,013
Ω*Antony Waste Handling
Cell, Ltd. 7,919 42,376
Apar Industries, Ltd. 1,051 136,544
Apeejay Surrendra Park
Hotels, Ltd. 33,317 42,730
Apollo Pipes, Ltd. 18,321 87,374
Apollo Tyres, Ltd. 200,691 863,544
Arvind, Ltd. 88,952 373,516
*Ashoka Buildcon, Ltd. 70,172 99,254
*Asian Granito India, Ltd. 136,141 93,248
ΩAster DM Healthcare, Ltd. 7,674 56,682
Atul, Ltd. 152 10,918
Aurobindo Pharma, Ltd. 151,519 2,218,179
Automotive Axles, Ltd. 1,547 30,085
Avanti Feeds, Ltd. 30,098 437,832

Dimensional Emerging Markets Value ETF
continued
Shares Value †
INDIA — (Continued)
*AvenuesAI, Ltd. 848,121 $ 122,777
Axis Bank, Ltd. 1,169,386 15,626,105
Axis Bank, Ltd., GDR 475 31,682
*Bajaj Consumer Care, Ltd. 4,669 22,159
*Bajaj Hindusthan Sugar, Ltd. 374,475 80,092
Balaji Amines, Ltd. 6,645 93,370
Balmer Lawrie & Co., Ltd. 24,380 48,288
Balrampur Chini Mills, Ltd. 97,177 533,475
Banco Products India, Ltd. 2,900 18,899
ΩBandhan Bank, Ltd. 588,282 1,237,878
Bank of Baroda 429,382 1,191,871
Bank of India 212,628 313,340
Bank of Maharashtra 685,931 566,371
Bannari Amman Sugars, Ltd.,
Class F 856 33,598
Bhansali Engineering
Polymers, Ltd. 40,610 41,130
Bharat Bijlee, Ltd. 3,673 119,841
Bharat Heavy Electricals, Ltd. 272,303 1,011,047
Bharat Rasayan, Ltd. 565 8,243
Biocon, Ltd. 183,594 695,680
Birla Corp., Ltd. 14,134 135,437
Bliss Gvs Pharma, Ltd. 42,633 124,314
Bombay Burmah Trading Co. 9,313 147,289
*Brightcom Group, Ltd. 708,806 71,020
BSE, Ltd. 6,522 250,157
*Camlin Fine Sciences, Ltd. 51,615 69,031
Canara Bank 1,049,332 1,488,642
*Capacit'e Infraprojects, Ltd. 27,588 73,366
*Cartrade Tech, Ltd. 14,295 244,501
Ceat, Ltd. 13,606 493,874
*Ceigall India, Ltd. 10,879 38,810
Cemindia Projects, Ltd. 5,722 49,148
Chambal Fertilisers and
Chemicals, Ltd. 80,410 371,112
CIE Automotive India, Ltd. 55,520 277,121
*Cigniti Technologies, Ltd. 84 1,046
Cipla, Ltd. 62,717 865,356
City Union Bank, Ltd. 217,853 619,930
CMS Info Systems, Ltd. 51,915 158,813
ΩCochin Shipyard, Ltd. 22,780 416,029
Container Corp. of India, Ltd. 36,897 197,812
Coromandel International, Ltd. 6,399 133,604
Cosmo First, Ltd. 6,473 48,677
*CSB Bank, Ltd. 14,802 59,566
Cyient, Ltd. 46,175 424,102
*Dalmia Bharat Refractories,
Ltd. 105 –
Dalmia Bharat Sugar &
Industries, Ltd. 2,614 10,948
Dalmia Bharat, Ltd. 25,520 512,558
Datamatics Global Services,
Ltd. 6,474 49,984
DB Corp., Ltd. 18,595 42,439
DCB Bank, Ltd. 202,405 398,268
*DCM Shriram International,
Ltd. 14,394 9,941
DCM Shriram, Ltd. 12,290 158,944
DCW, Ltd. 43,577 21,629
Shares Value †
INDIA — (Continued)
*Dee Development Engineers,
Ltd. 9,812 $ 43,109
Deep Industries, Ltd. 19,210 98,273
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 36,690 489,097
*Delhivery, Ltd. 113,273 557,392
Delta Corp., Ltd. 50,248 37,683
*Dhanlaxmi Bank, Ltd. 32,636 10,456
Dhanuka Agritech, Ltd. 1,199 13,639
*Digitide Solutions, Ltd. 16,247 16,657
ΩDilip Buildcon, Ltd. 21,817 106,840
*Dishman Carbogen Amcis,
Ltd. 25,779 49,753
DLF, Ltd. 96,570 597,243
Dr. Reddy's Laboratories, Ltd. 8,302 115,713
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 221,886 3,026,525
*Dredging Corp. of India, Ltd. 4,070 40,242
*EID Parry India, Ltd. 46,504 413,527
Eimco Elecon India, Ltd.,
Class A 1,738 28,813
*Electronics Mart India, Ltd. 28,627 37,502
Electrosteel Castings, Ltd. 176,185 152,195
Engineers India, Ltd. 75,069 199,264
Epigral, Ltd. 2,384 30,534
EPL, Ltd. 67,429 160,648
Escorts Kubota, Ltd. 3,394 115,916
*Eternal, Ltd. 76,384 198,803
*Eureka Forbes, Ltd. 36,590 192,234
Exide Industries, Ltd. 323,956 1,230,616
FDC, Ltd. India 19,832 76,151
Federal Bank, Ltd. 978,138 2,957,176
FIEM Industries, Ltd. 56 1,288
Filatex India, Ltd. 53,657 25,847
Finolex Cables, Ltd. 28,602 298,500
Finolex Industries, Ltd. 134,656 245,212
Firstsource Solutions, Ltd. 185,332 417,747
Fortis Healthcare, Ltd. 51,313 498,972
G R Infraprojects, Ltd. 12,088 119,360
Gabriel India, Ltd. 1,668 18,024
GAIL India, Ltd. 1,250,806 2,151,101
Galaxy Surfactants, Ltd. 914 17,884
Garware Hi-Tech Films, Ltd. 3,076 129,601
Gateway Distriparks, Ltd. 147,748 89,305
ΩGeneral Insurance Corp. of
India 18,406 76,289
Genus Power Infrastructures,
Ltd. 10,230 33,633
*Genus Prime Infra, Ltd. 1,705 484
Geojit Financial Services, Ltd. 53,468 36,296
GHCL Textiles, Ltd. 44,928 42,162
GHCL, Ltd. 30,500 162,857
Glenmark Pharmaceuticals,
Ltd. 47,479 1,203,711
Globus Spirits, Ltd. 5,025 58,579
GNA Axles, Ltd. 4,588 20,812
Godawari Power and Ispat,
Ltd. 137,720 429,932
Godfrey Phillips India, Ltd. 12,375 293,489

Dimensional Emerging Markets Value ETF
continued
Shares Value †
INDIA — (Continued)
*Godrej Properties, Ltd. 11,265 $ 217,814
*Gokaldas Exports, Ltd. 42,046 311,733
Goldiam International, Ltd. 11,825 46,982
Goodluck India, Ltd. 7,083 93,629
Granules India, Ltd. 81,173 598,404
Graphite India, Ltd. 64,191 478,218
Grasim Industries, Ltd. 110,659 3,258,080
Grauer & Weil India, Ltd. 872 640
Great Eastern Shipping Co.,
Ltd. (The) 86,987 1,445,113
*Greenpanel Industries, Ltd. 22,120 53,348
Gujarat Alkalies & Chemicals,
Ltd. 9,563 80,699
Gujarat Ambuja Exports, Ltd. 65,828 108,021
Gujarat Mineral Development
Corp., Ltd. 48,351 375,010
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 46,846 231,630
Gujarat Pipavav Port, Ltd. 89,305 146,828
Gujarat State Petronet, Ltd. 103,851 312,044
Gulf Oil Lubricants India, Ltd. 92 953
HBL Engineering, Ltd. 32,217 271,038
HDFC Bank, Ltd. 63,951 519,956
HDFC Bank, Ltd., Sponsored
ADR 293,444 7,456,412
HEG, Ltd. 59,790 375,476
Heritage Foods, Ltd. 264 996
Hero MotoCorp, Ltd. 12,357 663,848
HG Infra Engineering, Ltd. 1,082 6,783
Hikal, Ltd. 2,713 5,409
Himadri Speciality Chemical,
Ltd. 145,702 932,956
Himatsingka Seide, Ltd. 33,845 31,661
Hindalco Industries, Ltd. 840,373 9,190,525
*Hindware Home Innovation,
Ltd. 11,302 25,937
HI-Tech Pipes, Ltd. 64,301 62,442
Honda India Power Products,
Ltd. 1,590 38,682
HPL Electric & Power, Ltd. 2,253 8,488
ICICI Bank, Ltd. 2,974 39,587
IDFC First Bank, Ltd. 1,463,978 1,074,148
IIFL Capital Services, Ltd. 792 2,606
*India Cements, Ltd. (The) 24,797 103,432
India Glycols, Ltd. 24,466 268,610
India Nippon Electricals, Ltd. 4,217 35,191
Indian Bank 150,836 1,353,752
Indian Metals & Ferro Alloys,
Ltd. 13,811 218,645
Indo Count Industries, Ltd. 41,664 121,752
*Indus Towers, Ltd. 732,082 3,161,997
*IndusInd Bank, Ltd. 146,740 1,416,246
Info Edge India, Ltd. 135,047 1,384,209
Insecticides India, Ltd. 3,944 29,148
IOL Chemicals and
Pharmaceuticals, Ltd. 61,373 60,989
Ipca Laboratories, Ltd. 11,871 191,472
ΩIRCON International, Ltd. 184,782 296,309
Shares Value †
INDIA — (Continued)
ISGEC Heavy Engineering,
Ltd. 2,647 $ 30,369
*ITC Hotels, Ltd. 32,993 55,816
J Kumar Infraprojects, Ltd. 21,300 116,673
*Jain Irrigation Systems, Ltd. 170,179 58,308
Jammu & Kashmir Bank, Ltd.
(The) 209,255 284,449
Jindal Saw, Ltd. 176,018 413,091
Jindal Stainless, Ltd. 68,226 551,623
Jindal Steel, Ltd. 192,034 2,474,634
JK Lakshmi Cement, Ltd. 33,138 225,229
JK Paper, Ltd. 39,946 151,617
JK Tyre & Industries, Ltd. 88,151 377,165
JSW Energy, Ltd. 142,422 842,029
JSW Steel, Ltd. 278,787 3,714,174
JTL Industries, Ltd. 105,895 88,698
Jubilant Ingrevia, Ltd. 13,151 98,895
Jubilant Pharmova, Ltd. 38,976 380,505
*Juniper Hotels, Ltd. 23,737 50,738
Kalpataru Projects
International, Ltd. 11,651 153,479
Kalyani Steels, Ltd. 8,188 73,302
Kansai Nerolac Paints, Ltd. 39,157 81,351
Karnataka Bank, Ltd. (The) 188,380 533,124
Karur Vysya Bank, Ltd. (The) 306,745 948,542
Kaveri Seed Co., Ltd. 7,788 79,210
KCP, Ltd. (The) 35,597 67,752
KDDL, Ltd. 1,126 28,123
KEC International, Ltd. 56,386 333,098
Keystone Realtors, Ltd. 9,203 38,111
Kirloskar Brothers, Ltd. 1,698 30,948
Kirloskar Ferrous Industries,
Ltd. 2,567 11,768
Kirloskar Oil Engines, Ltd. 23,451 419,586
Kitex Garments, Ltd. 12,729 22,060
KNR Constructions, Ltd. 80,096 105,595
*Kolte-Patil Developers, Ltd. 8,665 35,025
Kotak Mahindra Bank, Ltd. 991,204 4,002,881
KRBL, Ltd. 37,537 145,203
Krsnaa Diagnostics, Ltd. 9,290 57,626
Larsen & Toubro, Ltd. 42,360 1,791,448
Laxmi Organic Industries, Ltd. 37,307 56,735
LG Balakrishnan & Bros, Ltd. 9,778 181,274
LT Foods, Ltd. 56,632 256,955
Lumax Auto Technologies, Ltd. 196 3,348
Lumax Industries, Ltd. 285 15,286
Lupin, Ltd. 31,577 766,920
LUX Industries, Ltd. 3,809 56,111
Maharashtra Seamless, Ltd. 24,218 163,301
Mahindra & Mahindra, Ltd. 172,559 5,631,444
ΩMahindra Logistics, Ltd. 5,893 25,052
*Malco Energy, Ltd. 211,319 75,454
*Man Industries India, Ltd. 31,584 175,251
Mangalam Cement, Ltd. 6,116 59,444
Marksans Pharma, Ltd. 33,891 65,926
Maruti Suzuki India, Ltd. 1,160 162,719
Mastek, Ltd. 7,161 127,823
*Max Estates, Ltd. 220 907

Dimensional Emerging Markets Value ETF
continued
Shares Value †
INDIA — (Continued)
Mayur Uniquoters, Ltd. 8,317 $ 48,129
Mazagon Dock Shipbuilders,
Ltd. 5,174 148,994
*Meghmani Organics, Ltd. 34,454 17,762
MM Forgings, Ltd. 6,765 35,239
MOIL, Ltd. 56,769 185,953
Monte Carlo Fashions, Ltd. 5,922 35,043
Morepen Laboratories, Ltd. 181,329 79,017
MRF, Ltd. 1,077 1,471,838
Natco Pharma, Ltd. 35,433 409,063
National Aluminium Co., Ltd. 465,998 1,960,443
National Fertilizers, Ltd. 52,631 43,202
Nava, Ltd. 76,032 530,184
Navneet Education, Ltd. 39,301 60,106
*Nazara Technologies, Ltd. 11,001 30,548
NCC, Ltd. 483,314 834,296
NESCO, Ltd. 12,308 159,203
Neuland Laboratories, Ltd. 596 94,210
NIIT Learning Systems, Ltd. 7,301 24,054
Nilkamal, Ltd. 302 4,132
Nitin Spinners, Ltd. 10,599 51,580
NMDC, Ltd. 2,036,055 1,938,584
NOCIL, Ltd. 40,898 77,290
NRB Bearings, Ltd. 17,518 52,421
Nucleus Software Exports, Ltd. 2,493 21,094
*Nuvoco Vistas Corp., Ltd. 63,283 197,822
Oberoi Realty, Ltd. 15,890 279,516
*Onesource Specialty Pharma,
Ltd. 3 55
Orient Cement, Ltd. 17,327 26,251
*Orient Green Power Co., Ltd. 228,608 30,204
Panama Petrochem, Ltd. 6,619 19,513
ΩParadeep Phosphates, Ltd. 281,456 382,416
ΩParag Milk Foods, Ltd. 50,071 118,296
*Patel Engineering, Ltd. 238,417 71,289
*PC Jeweller, Ltd. 1,133,558 111,906
PCBL CHEMICAL, Ltd. 97,750 299,263
*Pennar Industries, Ltd. 64,130 113,269
Petronet LNG, Ltd. 476,119 1,388,320
Piramal Pharma, Ltd. 117,352 200,137
PNC Infratech, Ltd. 54,617 123,069
Polyplex Corp., Ltd. 16,841 167,889
Power Mech Projects, Ltd. 2,682 70,129
Prakash Industries, Ltd. 39,006 58,472
Precision Wires India, Ltd. 589 2,619
Prestige Estates Projects, Ltd. 37,040 551,968
Prince Pipes & Fittings, Ltd. 7,630 20,852
*PSP Projects, Ltd. 5,369 44,527
Punjab National Bank 1,184,743 1,365,066
*PVR Inox, Ltd. 67,783 763,359
ΩQuess Corp., Ltd. 11,178 23,281
Rain Industries, Ltd. 241,854 321,576
Rallis India, Ltd. 33,975 95,184
Ramco Cements, Ltd. (The) 52,359 515,846
*Ramky Infrastructure, Ltd. 10,020 53,191
Rane Holdings, Ltd. 2,449 29,033
Rashi Peripherals, Ltd. 6,915 33,386
Shares Value †
INDIA — (Continued)
Rashtriya Chemicals &
Fertilizers, Ltd. 93,192 $ 126,866
*Raymond Lifestyle, Ltd. 9,328 78,053
*Raymond Realty, Ltd. 17,726 83,099
*Raymond, Ltd. 17,704 86,884
ΩRBL Bank, Ltd. 315,754 1,119,617
Redington, Ltd. 388,104 882,696
Reliance Industries, Ltd. 2,517,610 37,952,313
ΩReliance Industries, Ltd.,
GDR 88,386 5,338,514
Responsive Industries, Ltd. 13,798 22,702
Rhi Magnesita India, Ltd. 33,903 144,272
Rico Auto Industries, Ltd. 57,282 68,282
RITES, Ltd. 18,218 42,018
Rossari Biotech, Ltd. 6,041 30,484
*RPSG Ventures, Ltd. 5,073 45,298
*Sagar Cements, Ltd. 22,050 41,870
Sai Silks Kalamandir, Ltd. 10,339 11,040
*Samhi Hotels, Ltd. 90,838 149,560
Samvardhana Motherson
International, Ltd. 2,561,293 3,270,910
Sandhar Technologies, Ltd. 8,256 42,975
Sangam India, Ltd., Class A 1,242 6,776
Sanghvi Movers, Ltd. 16,331 55,042
Sarda Energy & Minerals, Ltd. 39,248 244,613
Sasken Technologies, Ltd. 1,799 24,819
Savita Oil Technologies, Ltd. 5,256 20,041
*SEAMEC, Ltd. 2,505 42,025
Senco Gold, Ltd. 34,322 113,221
Seshasayee Paper & Boards,
Ltd. 10,025 28,316
ΩSH Kelkar & Co., Ltd. 8,343 12,844
*Shankara Buildpro, Ltd. 2,226 25,963
Sharda Cropchem, Ltd. 15,007 169,615
Share India Securities, Ltd. 13,181 19,088
*Sheela Foam, Ltd. 17,688 94,866
Shilpa Medicare, Ltd. 37,580 161,008
Shipping Corp. of India, Ltd. 163,779 525,397
Shyam Metalics & Energy, Ltd. 34,783 320,203
*Simplex Infrastructures, Ltd. 9,300 24,012
SIS, Ltd. 13,987 52,381
Siyaram Silk Mills, Ltd. 6,498 38,958
Sobha, Ltd. 10,827 163,511
*Solara Active Pharma
Sciences, Ltd. 7,199 37,605
Somany Ceramics, Ltd. 5,663 27,646
South Indian Bank, Ltd. (The) 1,157,308 481,146
SP Apparels, Ltd. 4,495 38,410
*SPML Infra, Ltd. 11,116 24,298
Star Cement, Ltd. 68,641 166,544
State Bank of India 1,011,035 11,381,284
State Bank of India, Class A,
GDR 5,954 679,947
Steel Authority of India, Ltd. 428,204 832,914
*Sterlite Technologies, Ltd. 93,737 291,145
*STL Networks, Ltd. 2,619 766
Strides Pharma Science, Ltd. 8,279 90,436
Subros, Ltd. 2,395 19,645
Sun TV Network, Ltd. 52,473 334,806

Dimensional Emerging Markets Value ETF
continued
Shares Value †
INDIA — (Continued)
Sundaram-Clayton, Ltd. 596 $ 8,938
Sunteck Realty, Ltd. 27,364 98,095
Surya Roshni, Ltd. 35,115 92,536
Talbros Automotive
Components, Ltd. 9,056 31,739
*Talwandi Sabo Power, Ltd. 211,319 75,454
Tamil Nadu Newsprint &
Papers, Ltd. 6,781 10,750
Tamilnad Mercantile Bank, Ltd. 33,044 257,507
Tanla Platforms, Ltd. 9,331 50,330
*TARC, Ltd. 6,850 9,578
Tata Chemicals, Ltd. 81,972 698,691
Tata Consumer Products, Ltd. 8,674 104,603
Tata Motors Passenger
Vehicles, Ltd. 661,231 2,379,460
*Tata Motors, Ltd. 661,231 2,855,630
Tata Steel, Ltd. 4,513,432 10,050,799
TD Power Systems, Ltd. 420 5,101
Techno Electric & Engineering
Co., Ltd. 3,187 43,089
Technocraft Industries India,
Ltd. 893 23,382
Texmaco Rail & Engineering,
Ltd. 103,558 115,076
Thomas Cook India, Ltd. 63,024 62,118
Time Technoplast, Ltd. 170,538 346,794
Titagarh Rail System, Ltd. 388 3,141
Triveni Engineering &
Industries, Ltd. 23,465 101,918
TVS Holdings, Ltd. 596 89,531
TVS Srichakra, Ltd. 1,542 63,252
*TVS Supply Chain Solutions,
Ltd. 31,211 37,655
Uflex, Ltd. 11,267 52,861
Ω*Ujjivan Small Finance Bank,
Ltd. 96,223 57,665
*Unichem Laboratories, Ltd. 8,655 35,572
Union Bank of India, Ltd. 888,207 1,552,874
Uniparts India, Ltd. 6,322 35,592
Universal Cables, Ltd. 3,254 28,711
UPL, Ltd. 266,169 1,799,956
Usha Martin, Ltd. 5,282 25,143
UTI Asset Management Co.,
Ltd. 7,222 72,286
VA Tech Wabag, Ltd. 13,175 209,548
Vaibhav Global, Ltd. 22,237 50,882
Vardhman Textiles, Ltd. 41,377 266,797
*Vedanta Aluminium Metal,
Ltd. 211,319 883,804
*Vedanta Iron And Steel, Ltd. 211,319 32,328
Vedanta, Ltd. 211,319 604,588
Veedol Corp., Ltd. 2,303 34,530
Venky's India, Ltd. 5,715 95,286
Vesuvius India, Ltd. 5,920 32,377
Vindhya Telelinks, Ltd. 1,372 19,789
Voltamp Transformers, Ltd. 361 44,660
Welspun Corp., Ltd. 76,727 1,024,024
Welspun Enterprises, Ltd. 15,782 87,005
Welspun Living, Ltd. 152,865 207,699
Shares Value †
INDIA — (Continued)
West Coast Paper Mills, Ltd. 13,334 $ 67,939
Wheels India, Ltd. 3,122 40,402
Whirlpool of India, Ltd. 1,872 19,439
Wipro, Ltd. 612,574 1,294,997
#Wipro, Ltd., Sponsored ADR 645,508 1,316,836
Wonderla Holidays, Ltd. 6,203 34,468
*Yatra Online, Ltd. 82,251 91,460
*Yes Bank, Ltd. 5,778,055 1,213,277
Zee Entertainment Enterprises,
Ltd. 609,472 576,250
Zensar Technologies, Ltd. 38,966 210,957
Zydus Lifesciences, Ltd. 32,748 307,731
Zydus Wellness, Ltd. 48,230 258,417
TOTAL INDIA 231,605,910
INDONESIA — (1.1%)
ABM Investama TBK PT 227,100 38,703
Adi Sarana Armada TBK PT 518,600 24,117
Alamtri Minerals Indonesia
TBK PT 2,227,400 238,053
Aneka Tambang TBK 3,228,900 697,636
Aspirasi Hidup Indonesia TBK
PT 2,910,000 60,184
Astra Agro Lestari TBK PT 274,300 128,355
Astra International TBK PT 10,417,400 3,595,839
Astra Otoparts TBK PT 444,400 65,979
*Astrindo Nusantara
Infrastructure TBK PT 1,763,700 24,453
Asuransi Tugu Pratama
Indonesia TBK PT 842,000 61,533
Bank BTPN Syariah TBK PT 744,200 42,993
Bank Maybank Indonesia TBK
PT 1,396,200 16,454
Bank Negara Indonesia
Persero TBK PT 5,809,200 1,248,424
*Bank Neo Commerce TBK PT 1,070,300 18,920
Bank OCBC Nisp TBK PT 1,629,400 124,723
Bank Pan Indonesia TBK PT 1,809,200 106,608
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 677,100 34,031
Bank Pembangunan Daerah
Jawa Timur TBK PT 391,900 13,131
Bank Tabungan Negara
Persero TBK PT 4,038,712 316,144
Blue Bird TBK PT 274,900 24,536
*Buana Lintas Lautan TBK PT 8,599,200 253,356
Bukit Asam Persero TBK PT 1,264,800 209,704
*Buma Internasional Grup
TBK PT 1,661,100 24,182
*Bumi Resources Minerals
TBK PT 10,635,100 494,584
*Bumi Resources TBK PT 36,306,400 503,382
*Bumi Serpong Damai TBK PT 2,121,300 94,362
Ciputra Development TBK PT 5,449,900 217,240
Dayamitra Telekomunikasi PT 8,240,000 245,153
Dharma Satya Nusantara TBK
PT 2,230,800 226,173
*Eagle High Plantations TBK
PT 3,321,300 25,711

Dimensional Emerging Markets Value ETF
continued
Shares Value †
INDONESIA — (Continued)
Elnusa TBK PT 3,456,800 $ 157,763
*Energi Mega Persada TBK PT 11,604,000 1,139,619
Erajaya Swasembada TBK PT 4,191,700 99,283
ESSA Industries Indonesia
TBK PT 2,307,500 115,975
Gajah Tunggal TBK PT 552,700 38,156
*Global Mediacom TBK PT 2,698,700 26,192
Gudang Garam TBK PT 259,600 239,954
*Harum Energy TBK PT 1,661,300 95,493
Indah Kiat Pulp & Paper TBK
PT 1,274,600 717,929
Indika Energy TBK PT 1,649,400 347,794
Indo Tambangraya Megah
TBK PT 159,500 245,562
Indocement Tunggal Prakarsa
TBK PT 548,500 164,772
Indofood Sukses Makmur TBK
PT 2,345,100 914,467
*Intiland Development TBK PT 2,530,100 19,001
Japfa Comfeed Indonesia TBK
PT 2,953,300 423,119
Kawasan Industri Jababeka
TBK PT 10,638,300 110,624
Medco Energi Internasional
TBK PT 4,139,200 418,463
*Merdeka Battery Materials
TBK PT 9,354,600 364,781
Metrodata Electronics TBK PT 1,771,800 57,832
Mitra Adiperkasa TBK PT 4,116,400 288,933
*MNC Tourism Indonesia TBK
PT 1,195,200 7,664
Pabrik Kertas Tjiwi Kimia TBK
PT 678,200 338,904
Pakuwon Jati TBK PT 7,927,600 144,721
*Panin Financial TBK PT 4,697,700 65,676
*PP Persero TBK PT 1,416,400 21,275
Puradelta Lestari TBK PT 1,662,700 13,544
Rukun Raharja TBK PT 275,600 65,915
Salim Ivomas Pratama TBK PT 989,600 44,020
*Sarana Meditama
Metropolitan TBK PT 385,100 7,386
Sarana Menara Nusantara
TBK PT 8,125,800 223,448
Semen Indonesia Persero
TBK PT 2,260,275 261,153
*Sentul City TBK PT 7,379,200 45,187
*Siloam International Hospitals
TBK PT 1,600 231
Soechi Lines TBK PT 1,323,600 37,315
Steel Pipe Industry of
Indonesia PT 625,400 15,825
Sumber Tani Agung
Resources TBK PT 926,500 65,834
Summarecon Agung TBK PT 4,584,500 82,103
Surya Citra Media TBK PT 9,860,300 142,407
Surya Semesta Internusa TBK
PT 2,382,200 245,651
Tempo Scan Pacific TBK PT 349,300 49,237
Timah TBK PT 1,190,200 246,153
Shares Value †
INDONESIA — (Continued)
Trimegah Bangun Persada
TBK PT 3,597,500 $ 217,180
Triputra Agro Persada PT 1,602,900 194,459
Tunas Baru Lampung TBK PT 1,161,700 48,656
Ultrajaya Milk Industry &
Trading Co. TBK PT 516,000 50,378
United Tractors TBK PT 854,500 1,434,039
Vale Indonesia TBK PT 1,094,869 433,267
*<Wijaya Karya Persero TBK
PT 672,000 1,485
XLSMART Telecom Sejahtera
TBK PT 2,607,080 442,797
TOTAL INDONESIA 20,106,285
KOREA, REPUBLIC OF — (19.4%)
ABOV Semiconductor Co., Ltd. 3,504 32,909
#Aekyung Chemical Co., Ltd. 9,491 99,377
*AeroSpace Technology of
Korea, Inc. 44,552 23,610
Ahnlab, Inc. 1,746 74,280
*Air Busan Co., Ltd. 32,383 44,758
AJ Networks Co., Ltd. 7,459 26,654
*ALUKO Co., Ltd. 27,285 55,280
Amorepacific Corp. 11,250 1,026,244
*Amotech Co., Ltd. 1,736 26,101
*Ananti, Inc. 44,124 210,029
*ANIPLUS, Inc. 13,300 25,467
*APS Innovation Co., Ltd. 1,247 5,608
Asia Cement Co., Ltd. 6,381 50,465
ASIA Holdings Co., Ltd. 284 51,891
Asia Paper Manufacturing Co.,
Ltd. 8,101 49,375
*Avaco Co., Ltd. 4,192 44,995
Baiksan Co., Ltd. 2,750 22,991
BGF retail Co., Ltd. 3,570 317,718
#BH Co., Ltd. 13,422 312,203
Binggrae Co., Ltd. 3,046 154,025
Bio Plus Co., Ltd. 9,492 36,990
*Bioneer Corp. 5,972 42,439
*BioSmart Co., Ltd. 3,450 10,351
*BNC Korea, Inc. 27,080 72,666
BNK Financial Group, Inc. 85,304 1,077,228
Boditech Med, Inc. 3,844 30,297
*Bookook Securities Co., Ltd. 558 27,464
Boryung 21,171 141,882
#Bukwang Pharmaceutical
Co., Ltd. 36,173 154,135
BYC Co., Ltd. 1,075 36,529
Byucksan Corp. 16,040 23,792
C&G Hi Tech Co., Ltd. 2,927 44,402
*Cafe24 Corp. 4,293 72,650
Cape Industries, Ltd. 1,432 15,312
Celltrion, Inc. 1,621 219,128
Cheil Electric Co., Ltd. 7,215 83,961
Cheil Worldwide, Inc. 33,894 458,182
#Chemtronics Co., Ltd. 5,467 137,854
Cheryong Industrial Co., Ltd. 13,097 103,225
*Choil Aluminum Co., Ltd. 36,613 43,174

Dimensional Emerging Markets Value ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Chong Kun Dang
Pharmaceutical Corp. 3,663 $ 211,650
Chongkundang Holdings Corp. 525 17,451
*Chunbo Co., Ltd. 2,960 124,930
*CJ CGV Co., Ltd. 40,696 135,406
CJ CheilJedang Corp. 4,055 673,920
CJ Corp. 5,701 862,914
*CJ ENM Co., Ltd. 5,013 182,850
CJ Freshway Corp. 3,119 60,563
CJ Logistics Corp. 4,764 324,731
Cosmax, Inc. 779 110,558
Coway Co., Ltd. 19,657 1,141,092
Cowintech Co., Ltd. 727 8,323
#*Creative & Innovative
System 29,773 344,662
*CS Wind Corp. 10,706 516,821
Cuckoo Homesys Co., Ltd. 2,556 42,049
Dae Won Kang Up Co., Ltd. 3,988 11,737
*Daea TI Co., Ltd. 21,761 66,756
Daechang Forging Co., Ltd. 2,974 14,216
Daedong Corp. 8,177 55,847
#Daeduck Electronics Co., Ltd. 11,288 858,472
*Daeho AL Co., Ltd. 15,048 5,397
*Dae-Il Corp. 6,184 31,645
Daejoo Co., Ltd. 7,182 16,730
Daesang Corp. 10,924 152,459
Daesang Holdings Co., Ltd. 8,254 53,090
#*Daesung Industrial Co., Ltd. 5,854 27,944
Daewon Pharmaceutical Co.,
Ltd. 2,845 20,563
#*Daewoo Engineering &
Construction Co., Ltd. 85,820 2,025,148
Daewoong Co., Ltd. 10,105 153,633
#Daewoong Pharmaceutical
Co., Ltd. 1,655 165,478
Daishin Securities Co., Ltd. 9,236 236,318
Daol Investment & Securities
Co., Ltd. 12,589 37,473
DB HiTek Co., Ltd. 20,735 2,215,815
DB Insurance Co., Ltd. 12,564 1,419,718
DB Securities Co., Ltd. 14,192 130,706
Dentium Co., Ltd. 3,540 127,213
DI Dong Il Corp. 2,108 42,709
Digital Daesung Co., Ltd. 2,423 13,526
*DIO Corp. 2,328 27,091
DIT Corp. 8,118 136,559
*DK Tech Co., Ltd. 5,298 90,908
*<DKME 66,230 4,197
*DL Holdings Co., Ltd. 4,836 233,127
DMS Co., Ltd. 2,720 15,184
#DN Automotive Corp. 9,742 315,603
DNF Co., Ltd. 1,422 22,674
Dohwa Engineering Co., Ltd. 4,913 23,585
Dong-A Socio Holdings Co.,
Ltd. 1,349 89,042
Dong-A ST Co., Ltd. 862 25,746
Dongbang Transport Logistics
Co., Ltd. 21,415 42,088
Dongjin Semichem Co., Ltd. 1,609 61,401
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Dongkoo Bio & Pharma Co.,
Ltd. 6,143 $ 21,330
DongKook Pharmaceutical
Co., Ltd. 18,557 299,024
Dongkuk Industries Co., Ltd. 5,350 13,076
Dongkuk Steel Mill Co., Ltd. 12,801 132,826
Dongsuh Cos., Inc. 12,563 226,154
Dongsung Chemical Co., Ltd. 11,990 35,569
*Dongwha Enterprise Co., Ltd. 4,119 32,214
Dongwha Pharm Co., Ltd. 7,414 30,292
Dongwon Industries Co., Ltd. 4,100 106,563
Doosan Bobcat, Inc. 27,425 1,331,311
Doosan Co., Ltd. 1,614 1,736,748
Dreamtech Co., Ltd. 15,956 72,185
*DRTECH Corp. 30,059 38,506
#DS Dansuk Co., Ltd. 6,838 110,647
*Duk San Neolux Co., Ltd. 468 15,934
#*Duksan Hi-Metal Co., Ltd. 9,383 116,149
DY POWER Corp. 1,529 15,927
*Easy Holdings Co., Ltd. 20,235 74,490
#*Eco&Dream Co., Ltd. 4,834 62,837
Ecoplastic Corp. 7,894 19,586
Ecopro HN Co., Ltd. 2,243 48,241
Elentec Co., Ltd. 6,158 52,936
E-MART, Inc. 10,915 785,215
#ENF Technology Co., Ltd. 6,149 240,040
Eugene Investment &
Securities Co., Ltd. 47,927 180,631
Exicon Co., Ltd. 3,465 85,737
F&F Co., Ltd. 7,137 321,916
F&F Holdings Co., Ltd. 1,883 24,375
FarmStory Co., Ltd., Class A 24,131 22,436
*Fine M-Tec Co., Ltd. 2,424 16,964
Gabia, Inc. 1,440 29,175
Gaon Cable Co., Ltd. 1,817 295,851
#GC Biopharma Corp. 3,226 298,196
#GC Corp. 10,523 99,043
GC MediAI Corp. 8,796 24,078
Genians, Inc. 1,992 20,857
Global Standard Technology
Co., Ltd. 11,280 368,851
GnBS eco Co., Ltd. 3,100 18,999
GOLFZON Co., Ltd. 2,217 76,680
#Grand Korea Leisure Co.,
Ltd. 12,389 100,736
#GS Engineering &
Construction Corp. 37,546 963,205
GS Global Corp. 23,195 79,913
GS Holdings Corp. 19,045 1,051,635
GS P&L Co., Ltd. 2,323 86,611
GS Retail Co., Ltd. 18,220 288,680
HAESUNG DS Co., Ltd. 6,623 358,121
*Haesung Industrial Co., Ltd.,
Class H 4,295 23,311
Hana Financial Group, Inc. 110,147 9,498,248
Hancom, Inc. 10,336 141,813
Handsome Co., Ltd. 4,060 72,676
Hanil Cement Co., Ltd. 7,343 86,391
Hanil Feed Co., Ltd. 10,599 28,191

Dimensional Emerging Markets Value ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Hanil Holdings Co., Ltd. 4,288 $ 50,738
Hanjin Kal Corp. 622 47,262
Hanjin Logistics Corp. 3,845 50,344
#Hankook Tire & Technology
Co., Ltd. 35,223 1,405,880
HanmiGlobal Co., Ltd. 5,736 108,285
Hannong Chemicals, Inc. 8,152 129,711
*Hanon Systems 101,801 290,331
Hansae Co., Ltd. 5,371 41,789
Hanshin Machinery Co. 15,162 47,177
Hansol Chemical Co., Ltd. 72 13,835
*Hansol Holdings Co., Ltd. 6,458 14,586
*Hansol IONES Co., Ltd. 8,049 91,930
Hansol Paper Co., Ltd. 4,479 25,759
*Hanssem Co., Ltd. 256 7,801
Hanwha Aerospace Co., Ltd. 1,355 1,294,522
Hanwha Corp. 9,464 851,198
#*Hanwha Galleria Corp. 26,996 55,878
*Hanwha General Insurance
Co., Ltd. 26,132 116,635
*Hanwha Investment &
Securities Co., Ltd. 71,687 362,978
#*Hanwha Life Insurance Co.,
Ltd. 130,535 429,924
*Hanwha Solutions Corp. 36,559 1,249,691
Hanwha Systems Co., Ltd. 372 29,420
*Hanwha Vision Co., Ltd. 1,401 81,423
Hanyang Securities Co., Ltd. 4,524 87,387
Harim Co., Ltd. 18,919 42,029
Harim Holdings Co., Ltd. 25,174 222,683
HB SOLUTION Co., Ltd. 26,363 40,881
HD Construction Equipment
Co., Ltd. 15,812 1,960,509
HD Hyundai Co., Ltd. 18,874 3,951,171
#*HD Hyundai Energy
Solutions Co., Ltd. 564 87,840
HD Hyundai Heavy Industries
Co., Ltd. 10 4,618
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 14,067 4,376,969
HDC Holdings Co., Ltd. 10,397 196,977
*HFR, Inc. 2,397 47,675
High Tech Pharm Co., Ltd. 2,643 34,267
#Hite Jinro Co., Ltd. 13,249 152,839
#*HK inno N Corp. 11,389 402,362
*HL Holdings Corp. 2,054 60,171
HL Mando Co., Ltd. 18,132 698,043
*Hotel Shilla Co., Ltd. 16,213 715,987
#HS Hyosung Advanced
Materials Corp. 1,162 211,137
HS Industries Co., Ltd. 5,358 12,607
Humedix Co., Ltd. 3,495 83,298
Huons Co., Ltd. 2,158 38,411
Hwa Shin Co., Ltd. 8,824 73,771
Hwaseung Enterprise Co., Ltd. 8,232 26,807
Hyosung Corp. 3,653 561,545
Hyosung Heavy Industries
Corp. 2,002 5,280,356
Hyosung TNC Corp. 1,259 439,699
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Hyundai Bioland Co., Ltd. 8,510 $ 26,336
Hyundai BNG Steel Co., Ltd. 2,479 28,748
HYUNDAI Corp. 2,406 50,125
Hyundai Department Store
Co., Ltd. 5,661 415,644
Hyundai Elevator Co., Ltd. 637 42,389
HYUNDAI EVERDIGM Corp. 4,588 28,458
Hyundai Glovis Co., Ltd. 18,269 2,796,024
Hyundai Green Food 8,306 92,625
Hyundai Hyms Co., Ltd. 196 2,630
Hyundai Livart Furniture Co.,
Ltd. 3,784 20,359
#*Hyundai Marine & Fire
Insurance Co., Ltd. 32,118 658,298
#Hyundai Motor Co. 51,204 18,331,529
Hyundai Motor Securities Co.,
Ltd. 13,080 96,742
Hyundai Steel Co. 25,259 724,629
Hyundai Wia Corp. 7,180 400,341
iFamilySC Co., Ltd. 2,205 16,056
Iljin Electric Co., Ltd. 8,115 670,232
*Iljin Holdings Co., Ltd. 8,351 58,106
Iljin Power Co., Ltd. 7,522 109,797
Ilyang Pharmaceutical Co.,
Ltd. 4,618 35,027
iM Financial Group Co., Ltd. 85,576 1,102,010
iMarketKorea, Inc. 6,495 33,281
InBody Co., Ltd. 1,211 24,086
Industrial Bank of Korea 103,618 1,578,861
Innocean Worldwide, Inc. 8,295 110,734
#Innox Advanced Materials
Co., Ltd. 8,405 194,371
*Interflex Co., Ltd. 6,732 61,002
Interojo Co., Ltd. 858 12,437
#IPARK Hyundai Development
Co. 15,874 245,623
*IS Dongseo Co., Ltd. 5,612 101,025
i-SENS, Inc. 4,528 64,721
*ISU Abxis Co., Ltd. 4,600 14,763
*ITM Semiconductor Co., Ltd. 2,013 23,045
#*Jahwa Electronics Co., Ltd. 8,348 273,820
JB Financial Group Co., Ltd. 39,307 723,490
*Jeil Pharmaceutical Co., Ltd. 2,385 22,512
*Jeju Semiconductor Corp. 1,650 58,293
*Jin Air Co., Ltd. 9,583 40,575
Jinsung T.E.C. 8,487 101,853
JS Corp. 4,691 46,777
JVM Co., Ltd. 2,184 36,812
JW Holdings Corp. 13,741 39,652
JW Life Science Corp. 3,700 32,255
JW Pharmaceutical Corp. 4,190 88,139
Kakao Corp. 89,944 2,868,360
KakaoBank Corp. 644 10,573
KB Financial Group, Inc. 98,633 10,673,272
KB Financial Group, Inc.,
Sponsored ADR 15,508 1,724,800
KC Tech Co., Ltd. 3,736 154,407
KCC Glass Corp. 3,326 65,704
KCTC 10,637 42,528

Dimensional Emerging Markets Value ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#KEPCO Plant Service &
Engineering Co., Ltd. 9,295 $ 389,798
KG Chemical Corp. 31,124 148,359
KG Eco Solution Co., Ltd. 10,629 52,744
KG Financial Co., Ltd. 8,602 30,332
#*KG Mobility Corp. 43,286 126,513
KH Vatec Co., Ltd. 7,662 72,477
KISWIRE, Ltd. 3,376 58,497
KIWOOM Securities Co., Ltd. 3,547 951,797
*Kolmar Korea Co., Ltd. 6,150 367,789
Kolon Industries, Inc. 9,689 614,708
Korea Circuit Co., Ltd. 6,725 420,312
Korea Credit Information Co.,
Ltd. 1,510 10,242
#Korea Electric Terminal Co.,
Ltd. 4,848 298,751
Korea Fuel-Tech Corp. 13,192 62,082
Korea Information &
Communications Co., Ltd. 1,972 15,184
Korea Information Certificate
Authority, Inc. 4,500 19,508
Korea Investment Holdings
Co., Ltd. 18,998 3,074,110
#*Korea Line Corp. 126,790 221,831
Korea Movenex Co., Ltd. 13,514 40,819
Korea Petrochemical Ind Co.,
Ltd. 1,505 183,762
#Korea Petroleum Industries
Co. 2,984 32,270
Korea United Pharm, Inc. 3,886 52,924
Korea Zinc Co., Ltd. 886 943,227
Korean Air Lines Co., Ltd. 83,926 1,389,147
Korean Reinsurance Co. 55,972 466,056
*Krafton, Inc. 12,758 2,279,443
KSS LINE, Ltd. 5,055 43,693
KT Skylife Co., Ltd. 7,613 25,279
KT&G Corp. 37,256 4,478,657
Kumho Petrochemical Co., Ltd. 7,101 701,865
*Kumho Tire Co., Inc. 53,504 209,947
Kwang Dong Pharmaceutical
Co., Ltd. 17,427 97,169
Kyeryong Construction
Industrial Co., Ltd. 2,389 46,710
Kyobo Securities Co., Ltd. 11,111 102,105
#Kyung Dong Navien Co., Ltd. 2,952 154,646
Kyungbang Co., Ltd. 2,594 17,664
Kyung-In Synthetic Corp. 15,237 52,290
*LB Semicon, Inc. 16,260 61,392
Lee Ku Industrial Co., Ltd. 14,229 57,561
#LG Chem, Ltd. 16,957 4,538,787
*LG Display Co., Ltd. 105,631 873,137
*LG Display Co., Ltd.,
Sponsored ADR 71,492 305,986
LG Electronics, Inc. 51,699 4,911,266
LG H&H Co., Ltd. 3,415 584,823
LG Innotek Co., Ltd. 6,733 2,601,139
LG Uplus Corp. 89,622 957,128
LIG Accuver Co., Ltd. 2,502 88,731
*LOT Vacuum Co., Ltd. 2,257 24,089
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#Lotte Chemical Corp. 5,351 $ 410,922
Lotte Chilsung Beverage Co.,
Ltd. 2,073 171,073
#Lotte Corp. 13,060 269,001
Lotte Innovate Co., Ltd. 2,269 35,338
*Lotte Non-Life Insurance Co.,
Ltd. 21,925 31,264
Lotte Rental Co., Ltd. 6,077 137,872
#Lotte Shopping Co., Ltd. 5,138 468,697
Lotte Wellfood Co., Ltd. 635 51,846
LS Corp. 8,384 2,560,647
LS Electric Co., Ltd. 10,495 1,967,105
LS SECURITIES Co., Ltd. 5,468 28,903
LTC Co., Ltd. 2,078 64,167
*LVMC Holdings 11,902 13,658
*LX Hausys, Ltd. 2,485 60,483
LX INTERNATIONAL Corp. 14,702 529,320
#LX Semicon Co., Ltd. 5,788 244,289
Macrogen, Inc. 2,415 26,410
*Manyo Co., Ltd. 1,331 14,304
Mcnex Co., Ltd. 4,079 63,253
Medytox, Inc. 2,254 160,327
MegaStudyEdu Co., Ltd. 2,151 68,741
*Meritz Financial Group, Inc. 4,021 302,822
META BIOMED Co., Ltd. 8,715 25,971
#*Mirae Asset Life Insurance
Co., Ltd. 33,697 361,916
#Mirae Asset Securities Co.,
Ltd. 57,116 2,495,359
Misto Holdings Corp. 14,198 388,645
Miwon Commercial Co., Ltd. 819 83,822
MNTech Co., Ltd. 6,323 44,421
Mobase Electronics Co., Ltd. 13,907 35,818
*Motrex Co., Ltd. 9,169 55,823
#*Myoung Shin Industrial Co.,
Ltd. 13,749 123,289
#Namhae Chemical Corp. 21,487 170,076
Namuga Co., Ltd. 2,338 30,124
Namyang Dairy Products Co.,
Ltd. 1,013 35,925
NAVER Corp. 46,405 6,601,574
*Nepes Ark Corp. 2,855 72,857
ΩNetmarble Corp. 9,661 323,401
New Power Plasma Co., Ltd. 12,562 57,254
Newflex Technology Co., Ltd. 5,430 24,163
*Nexen Corp. 4,239 20,578
Nexen Tire Corp. 10,152 50,856
*Nexteel Co., Ltd. 3,281 44,906
NH Investment & Securities
Co., Ltd. 42,486 963,898
*NICE Holdings Co., Ltd. 10,520 103,484
NICE Information &
Telecommunication, Inc. 928 17,550
NICE Information Service Co.,
Ltd. 1,622 16,732
Nong Shim Holdings Co., Ltd. 1,053 69,291
#NongShim Co., Ltd. 2,004 510,053
Noroo Holdings Co., Ltd. 1,567 23,349

Dimensional Emerging Markets Value ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
NOROO Paint & Coatings Co.,
Ltd. 6,814 $ 40,566
*NOVAREX Co., Ltd. 5,138 51,616
#*OCI Co., Ltd. 3,692 373,382
#OCI Holdings Co., Ltd. 5,402 1,340,302
*ONEJOON Co., Ltd. 3,899 26,051
Orion Corp. 11,221 1,086,391
*OSTEONIC Co., Ltd. 7,226 32,301
Otoki Corp. 645 158,945
Pan Ocean Co., Ltd. 154,521 577,162
#Paradise Co., Ltd. 22,181 237,034
Partron Co., Ltd. 18,636 104,036
#People & Technology, Inc. 7,924 299,180
PI Advanced Materials Co.,
Ltd. 8,405 145,920
PKC Co., Ltd. 11,426 56,467
POND GROUP Co., Ltd. 5,760 22,718
#Poongsan Corp. 8,645 578,198
POSCO Holdings, Inc. 12,688 3,952,168
#POSCO Holdings, Inc.,
Sponsored ADR 29,382 2,332,931
#Posco International Corp. 22,140 1,303,143
POSCO Steeleon Co., Ltd. 11,350 64,203
*Power Logics Co., Ltd. 5,860 20,466
#Protec Co., Ltd. 4,605 255,212
Pulmuone Co., Ltd. 1,997 16,561
Pumtech Korea Co., Ltd. 869 24,256
S&D Co., Ltd. 290 10,793
#S-1 Corp. 4,778 277,364
Sajo Industries Co., Ltd. 825 29,536
Sambo Motors Co., Ltd. 5,110 20,740
Samji Electronics Co., Ltd. 4,842 106,751
Samjin Pharmaceutical Co.,
Ltd. 3,111 39,244
Samlip Co., Ltd. 490 16,419
#SAMPYO Cement Co., Ltd. 16,613 189,629
Samsung E&A Co., Ltd. 73,497 2,631,264
Samsung Electro-Mechanics
Co., Ltd. 258 144,725
Samsung Electronics Co., Ltd. 115,618 17,188,356
Samsung Electronics Co., Ltd.,
GDR 6,513 24,384,672
#*Samsung Episholdings Co.,
Ltd. 1,848 676,553
Samsung Fire & Marine
Insurance Co., Ltd. 7,966 2,475,948
*Samsung Heavy Industries
Co., Ltd. 37,970 828,162
Samsung Life Insurance Co.,
Ltd. 20,268 3,409,430
*Samsung SDI Co., Ltd. 17,521 8,210,016
Samsung SDS Co., Ltd. 18,324 2,053,296
Samsung Securities Co., Ltd. 19,938 1,445,075
SAMT Co., Ltd. 38,988 185,845
#Samwha Capacitor Co., Ltd. 5,229 236,913
Samyoung M-Tek Co., Ltd. 2,052 18,580
Sang-A Frontec Co., Ltd. 3,761 69,606
Sangsin Energy Display
Precision Co., Ltd. 6,585 118,097
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Saramin Co., Ltd. 1,871 $ 21,546
#SeAH Besteel Holdings Corp. 6,610 336,472
SeAH Holdings Corp. 223 24,402
SeAH Steel Corp. 768 91,858
SeAH Steel Holdings Corp. 1,071 173,301
Sebo Manufacturing Engineer
Corp. 1,952 30,928
Seegene, Inc. 13,072 216,368
Segyung Hitech Co., Ltd. 8,275 26,724
*Seobu T&D 10,840 109,409
Seohan Co., Ltd. 18,655 13,659
#*Seoul Semiconductor Co.,
Ltd. 22,792 253,705
Seoyon Co., Ltd. 5,014 31,980
Seoyon E-Hwa Co., Ltd. 6,821 64,890
SFA Engineering Corp. 6,964 147,431
#SGC Energy Co., Ltd. 4,498 181,048
#*Shift Up Corp. 5,026 110,300
*Shin Heung Energy &
Electronics Co., Ltd. 14,456 102,825
*Shin Poong Pharmaceutical
Co., Ltd. 5,803 45,737
Shinhan Financial Group Co.,
Ltd. 83,877 5,649,482
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 36,520 2,514,037
*SHINHWAPRITECH Co., Ltd. 20,033 34,509
Shinil Electronics Co., Ltd. 23,876 23,728
Shinsegae International, Inc. 5,804 58,189
Shinsegae, Inc. 3,314 909,384
#*Shinsung E&G Co., Ltd. 58,391 157,276
SIMMTECH Co., Ltd. 12,271 719,780
SJG Sejong 4,517 24,211
*SK Bioscience Co., Ltd. 1,830 53,116
SK Discovery Co., Ltd. 3,150 118,720
#*SK Eternix Co., Ltd. 2,457 96,080
SK Gas, Ltd. 1,076 209,658
SK hynix, Inc. 94,041 81,537,706
*SK Innovation Co., Ltd. 20,484 2,019,121
#SK Networks Co., Ltd. 52,177 206,499
*SK oceanplant Co., Ltd. 8,083 133,790
#*SK Securities Co., Ltd. 26,313 92,784
SK, Inc. 10,504 3,009,844
#SL Corp. 9,047 383,668
SM Entertainment Co., Ltd. 3,019 196,626
*SMEC Co., Ltd. 7,944 23,727
S-Oil Corp. 15,715 1,425,072
#Solid, Inc. 27,858 321,366
#SOLUM Co., Ltd. 18,503 242,016
#SOOP Co., Ltd. 4,060 159,860
Soulbrain Holdings Co., Ltd. 1,958 96,369
SP SAMHWA Co., Ltd. 6,760 43,070
*Studio Dragon Corp. 5,636 132,426
Sung Kwang Bend Co., Ltd. 11,652 364,518
Sungshin Cement Co., Ltd. 4,456 34,339
#Sungwoo Hitech Co., Ltd. 28,939 173,454
*Synergy Innovation Co., Ltd. 20,101 28,460
Systems Technology, Inc. 954 24,056
T&L Co., Ltd. 496 20,466

Dimensional Emerging Markets Value ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#*Taewoong Co., Ltd. 8,002 $ 285,940
TechWing, Inc. 507 19,587
*Telechips, Inc. 4,336 41,834
TEMC Co., Ltd. 10,004 115,742
#*TK Corp. 7,324 227,394
#TKG Huchems Co., Ltd. 8,381 106,740
*Tongyang Life Insurance Co.,
Ltd. 14,079 78,881
Tonymoly Co., Ltd. 3,264 16,747
Tovis Co., Ltd. 5,673 67,700
TS Corp. 20,356 39,938
Tuksu Construction Co., Ltd. 4,178 19,042
#TYM Corp. 22,917 124,381
#Unid Co., Ltd. 2,524 161,324
Union Semiconductor
Equipment & Materials Co.,
Ltd. 14,407 111,705
Uniquest Corp. 4,305 21,275
Value Added Technology Co.,
Ltd. 3,476 53,902
VICTEK Co., Ltd. 5,478 21,422
Vieworks Co., Ltd. 5,069 92,788
Vitzro Tech Co., Ltd. 8,774 100,269
*VT Co., Ltd. 1,235 14,122
*Webcash Corp. 1,545 9,542
Wemade Co., Ltd. 10,029 168,705
Whanin Pharmaceutical Co.,
Ltd. 3,274 26,180
#Wonik Materials Co., Ltd. 5,633 198,629
Wonik QnC Corp. 12,727 324,782
Woojin, Inc. 4,018 75,988
Woori Financial Group, Inc. 255,101 5,735,989
Woori Financial Group, Inc.,
ADR 10,169 718,542
Worldex Industry & Trading
Co., Ltd. 4,192 92,562
Xexymix Corp. 3,565 10,564
Y G-1 Co., Ltd. 15,292 162,900
*Y2 Solution Co., Ltd. 5,572 30,542
*Y-entec Co., Ltd. 2,138 10,797
YG Entertainment, Inc. 4,782 174,102
*YMT Co., Ltd. 5,021 60,630
Youlchon Chemical Co., Ltd. 3,053 53,003
#Youngone Holdings Co., Ltd. 1,904 267,012
Yuanta Securities Korea Co.,
Ltd. 32,364 114,557
Zeus Co., Ltd. 9,408 102,186
Zinus, Inc. 2,388 20,786
TOTAL KOREA, REPUBLIC
OF 356,128,758
KUWAIT — (0.6%)
A'ayan Leasing & Investment
Co. KSCP 561,142 463,512
*Acico Industries Co. KSC 57,363 81,707
Al Ahli Bank of Kuwait KSCP 771,619 700,103
Al Arabiya Real Estate Co.
KSC 84,692 55,084
<Al-Eid Food KSC 92,989 24,495
Shares Value †
KUWAIT — (Continued)
Beyout Holding Co. KPSC 10,346 $ 12,516
Burgan Bank SAK 607,012 396,779
Combined Group Contracting
Co. SAK 51,322 160,225
Gulf Bank KSCP 1,675,068 1,846,660
Gulf Cables & Electrical
Industries Group Co. KSCP 88,725 557,452
Heavy Engineering & Ship
Building Co. KSCP 76,890 193,038
Integrated Holding Co. KCSC 84,707 115,973
Kuwait Insurance Co. SAK 12,962 31,615
Kuwait International Bank
KSCP 676,799 598,665
Mezzan Holding Co. KSCC 32,897 136,723
Mobile Telecommunications
Co. KSCP 1,520,149 2,817,837
*Munshaat Real Estate
Projects Co. KSCP 31,270 21,152
National Bank of Kuwait SAKP 91,183 255,016
Warba Bank KSCP 2,068,922 1,957,906
TOTAL KUWAIT 10,426,458
MALAYSIA — (1.2%)
#Able Global BHD 51,000 19,391
#Aeon Co. M BHD 360,500 105,295
#*AFFIN Bank BHD 286,698 181,916
Ajinomoto Malaysia BHD 4,500 14,027
Alliance Bank Malaysia BHD 352,640 413,774
Allianz Malaysia BHD 21,500 111,953
AMMB Holdings BHD 1,281,500 1,984,445
Axiata Group BHD 1,372,500 812,130
#Bank Islam Malaysia BHD 315,700 186,010
Batu Kawan BHD 8,300 43,888
*Berjaya Corp. BHD 1,048,266 68,626
#*Berjaya Property BHD,
Class F 264,900 17,342
#Bermaz Auto BHD 140,900 33,527
CIMB Group Holdings BHD 570,161 1,099,694
Crescendo Corp. BHD 78,800 23,810
Dayang Enterprise Holdings
BHD 370,100 188,242
Dialog Group BHD 33,200 18,976
#DRB-Hicom BHD 289,300 85,956
#Eastern & Oriental BHD 385,100 78,542
Eco World Development
Group BHD 585,400 303,645
*Ekovest BHD 369,500 21,399
Gamuda BHD 905,649 1,007,923
Genting BHD 880,700 569,910
Genting Malaysia BHD 1,028,900 512,960
Genting Plantations BHD 124,600 162,829
Guan Chong BHD 542,000 112,590
HAP Seng Consolidated BHD 205,700 150,203
Hap Seng Plantations Holdings
BHD 102,200 55,327
#*Hartalega Holdings BHD 722,600 203,780
#Hibiscus Petroleum BHD 239,860 132,870
Hong Leong Bank BHD 6,600 36,993

Dimensional Emerging Markets Value ETF
continued
Shares Value †
MALAYSIA — (Continued)
Hong Leong Financial Group
BHD 58,100 $ 275,322
*IGB BHD 82,200 49,467
IJM Corp. BHD 815,500 494,865
#IOI Properties Group BHD 676,300 706,696
#Jaya Tiasa Holdings BHD 382,700 111,780
#Kenanga Investment Bank
BHD 294,600 58,230
#Kossan Rubber Industries
BHD 922,300 255,453
KSL Holdings BHD 187,712 144,630
#Lagenda Properties BHD 157,300 57,430
#LBS Bina Group BHD 384,600 45,515
#Leong Hup International BHD 513,700 95,716
Magnum BHD 447,500 144,228
Mah Sing Group BHD 640,600 177,429
#Malayan Cement BHD 125,000 218,746
#Malayan Flour Mills BHD 342,500 48,294
Malaysia Smelting Corp. BHD 126,400 58,561
#Malaysian Resources Corp.
BHD 624,100 55,786
#Matrix Concepts Holdings
BHD 553,850 188,266
#MBSB BHD 996,500 171,875
Mega First Corp. BHD 246,100 192,096
Mi Technovation BHD 35,700 29,844
MISC BHD 447,700 943,535
MNRB Holdings BHD 140,400 88,026
Muhibbah Engineering M BHD 119,200 16,207
#Pantech Group Holdings BHD 239,700 39,231
#Paramount Corp. BHD 112,100 28,508
Perak Transit BHD 15,800 975
Petronas Chemicals Group
BHD 732,100 1,091,283
PPB Group BHD 206,600 599,278
RHB Bank BHD 883,093 1,809,990
Sarawak Oil Palms BHD 145,900 167,152
#Sime Darby BHD 2,102,300 1,143,389
#Sime Darby Property BHD 1,073,000 383,649
SKP Resources BHD 186,700 18,804
SP Setia BHD Group 1,993,600 522,056
#Sunway BHD 243,300 329,587
*Sunway Healthcare Holdings
BHD 24,330 11,578
Ta Ann Holdings BHD 96,500 131,939
#Teo Seng Capital BHD 92,900 20,819
Thong Guan Industries BHD 28,200 11,361
#Top Glove Corp. BHD 2,674,000 488,140
TSH Resources BHD 241,500 79,659
UEM Sunrise BHD 267,200 43,395
United Malacca BHD 3,000 4,464
#UOA Development BHD 178,800 81,037
*Uzma BHD, Class A 44,100 4,997
Velesto Energy BHD 3,180,900 272,317
VS Industry BHD 2,717,700 143,703
Wasco BHD 162,000 45,277
*WCT Holdings BHD 599,300 71,677
Yinson Holdings BHD 555,978 299,583
Shares Value †
MALAYSIA — (Continued)
#YTL Corp. BHD 1,406,220 $ 722,319
TOTAL MALAYSIA 21,952,137
MEXICO — (1.3%)
*Alpek SAB de CV, Class A 181,402 129,484
Axtel SAB de CV 125,700 19,596
ΩBanco del Bajio SA 375,779 1,173,344
Becle SAB de CV 235,254 189,015
Cemex SAB de CV,
Preference 1,022,420 1,252,336
Cemex SAB de CV,
Sponsored ADR 463,385 5,699,635
Coca-Cola Femsa SAB de CV,
Sponsored ADR 3,090 313,882
#Cydsa SAB de CV 29,031 49,733
#El Puerto de Liverpool SAB
de CV 80,845 477,536
Fomento Economico Mexicano
SAB de CV 90,227 1,063,691
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 2,108 249,250
#GCC SAB de CV 19,958 235,229
#Genomma Lab Internacional
SAB de CV, Class B 240,154 226,001
Gentera SAB de CV 108,799 284,299
#Grupo Bimbo SAB de CV,
Class A 509,175 1,729,427
#Grupo Carso SAB de CV 106,219 805,559
Grupo Comercial Chedraui SA
de CV 74,043 432,495
Grupo Financiero Banorte SAB
de CV, Class O 198,721 2,152,432
Grupo Financiero Inbursa SAB
de CV, Class O 445,401 1,093,664
Grupo Herdez SAB de CV 26,000 98,792
Grupo Mexico SAB de CV,
Class B 76 830
*Grupo Nutrisa SAB de CV 26,000 5,835
Grupo Televisa SAB 189,970 108,046
Ω*Grupo Traxion SAB de CV,
Class A 31,422 18,661
*Industrias Penoles SAB de
CV 134 6,739
La Comer SAB de CV 137,773 312,334
Megacable Holdings SAB de
CV 478,197 1,669,812
Ω*Nemak SAB de CV 1,091,801 205,118
*Ollamani SAB, Class A 16,998 74,740
Operadora De Sites
Mexicanos SAB de CV, Class
A 264,718 250,629
*Orbia Advance Corp. SAB
de CV 502,337 599,810
Organizacion Soriana SAB de
CV, Class B 18,020 34,462
Promotora y Operadora de
Infraestructura SAB de CV 108,913 1,720,268
#Promotora y Operadora de
Infraestructura SAB de CV,
Class L 435 4,968

Dimensional Emerging Markets Value ETF
continued
Shares Value †
MEXICO — (Continued)
Regional SAB de CV 127,270 $ 1,069,789
*Vista Energy SAB de CV,
Sponsored ADR 270 20,066
TOTAL MEXICO 23,777,507
PHILIPPINES — (0.3%)
Alliance Global Group, Inc. 1,231,200 171,437
Apex Mining Co., Inc. 434,000 115,357
Asia United Bank Corp. 2,400 1,653
*Atlas Consolidated Mining &
Development Corp. 154,400 18,988
Ayala Corp. 64,830 493,119
Ayala Land, Inc. 3,028,900 743,983
China Banking Corp. 131,460 128,520
Converge Information and
Communications Technology
Solutions, Inc. 213,000 44,003
DMCI Holdings, Inc. 781,700 121,944
*DoubleDragon Corp. 114,200 17,834
East West Banking Corp. 32,400 7,410
First Philippine Holdings Corp. 18,890 24,736
GT Capital Holdings, Inc. 42,710 328,619
JG Summit Holdings, Inc. 874,300 385,417
LT Group, Inc. 782,700 190,980
Megaworld Corp. 4,041,000 136,727
Metropolitan Bank & Trust Co. 705,900 769,342
Nickel Asia Corp. 1,091,000 89,090
Petron Corp. 503,000 24,056
Philex Mining Corp. 413,100 63,166
Philippine National Bank 107,500 100,549
Puregold Price Club, Inc. 336,400 234,755
Rizal Commercial Banking
Corp. 1,900 711
Robinsons Land Corp. 692,700 195,387
Robinsons Retail Holdings,
Inc. 164,100 125,994
San Miguel Corp. 186,440 218,208
Security Bank Corp. 104,920 110,851
Union Bank of the Philippines 78,900 33,434
TOTAL PHILIPPINES 4,896,270
POLAND — (1.2%)
AB SA 7,969 276,656
Agora SA 6,384 14,987
Alior Bank SA 28,883 984,811
Apator SA 5,952 41,818
ASBISc Enterprises PLC 3,030 53,639
Auto Partner SA 11,958 70,837
Bank Handlowy w Warszawie
SA 193 6,083
*Bank Ochrony Srodowiska SA 4,953 13,783
BNPP Bank Polska SA 2,275 92,770
*Boryszew SA 20,296 27,513
*Cyfrowy Polsat SA 38,766 160,270
Echo Investment SA 29,520 41,888
Enea SA 195,889 1,187,402
*Eurocash SA 26,021 37,855
*Fabryki Mebli Forte SA 1,623 8,921
Ferro SA, Class A 5,899 46,485
Ω*HUUUGE, Inc. 11,847 73,607
Shares Value †
POLAND — (Continued)
#Inter Cars SA 1,911 $ 389,108
*KGHM Polska Miedz SA 36,459 3,041,766
#Mirbud SA 1,779 5,416
ORLEN SA 302,229 11,068,573
PCC Rokita SA, Class B 618 11,988
*PGE Polska Grupa
Energetyczna SA 647,417 1,899,761
*Tauron Polska Energia SA 772,408 2,014,552
#*Toya SA 25,553 66,533
Unimot SA, Class F 1,289 55,759
*VRG SA 56,886 82,444
#Wirtualna Polska Holding SA 4,643 74,198
TOTAL POLAND 21,849,423
QATAR — (0.5%)
Aamal Co. 851,700 181,521
Al Rayan Bank 2,380,604 1,415,547
*Baladna 535,014 189,702
Barwa Real Estate Co. 1,288,821 833,610
Commercial Bank PSQC (The) 1,340,318 1,584,749
Doha Bank QPSC 1,199,816 889,729
Doha Insurance Co. QSC 18,758 15,198
*Estithmar Holding QPSC 360,422 390,515
Gulf International Services
QSC 666,652 380,473
Gulf Warehousing Co. 130,500 78,493
Lesha Bank LLC 156,140 82,980
*Mazaya Real Estate
Development QPSC 567,454 88,835
Medicare Group 84,299 127,687
Mesaieed Petrochemical
Holding Co. 2,141,137 697,443
Ooredoo QPSC 406,158 1,528,252
Qatar Aluminum Manufacturing
Co. 284,856 126,507
Qatar Fuel QSC 19,624 77,235
Qatar Industrial Manufacturing
Co. QSC 174,890 106,875
Qatar Insurance Co. SAQ 171,916 108,268
Qatar National Cement Co.
QSC 200,782 154,791
Salam International
Investment, Ltd. QSC 374,612 80,046
United Development Co. QSC 895,025 208,946
Vodafone Qatar PQSC 216,586 158,528
TOTAL QATAR 9,505,930
SAUDI ARABIA — (2.3%)
Ades Holding Co. 2,352 12,291
Al Babtain Power &
Telecommunication Co. 13,017 230,978
Al Hammadi Holding 6,156 43,234
Al Hassan Ghazi Ibrahim
Shaker Co. 14,291 60,471
Al Jouf Agricultural
Development Co. 3,500 45,130
AlJazira Takaful Ta'awuni Co. 16,029 48,636
*Allianz Saudi Fransi
Cooperative Insurance Co. 8,249 19,553
Almarai Co. JSC 98,388 1,085,534

Dimensional Emerging Markets Value ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
Alujain Corp. 16,693 $ 134,060
Arab National Bank 383,602 2,205,162
*Arabia Insurance Cooperative
Co. 9,537 21,055
Arabian Cement Co. 25,992 164,386
*Arabian Drilling Co. 17,908 434,032
Arriyadh Development Co. 63,576 306,311
Bank Al-Jazira 330,430 1,036,090
Banque Saudi Fransi 575,745 2,964,308
Basic Chemical Industries, Ltd. 3,967 27,332
*Bawan Co. 16 187
City Cement Co. 47,465 158,195
*Dar Al Arkan Real Estate
Development Co. 210,026 991,191
Eastern Province Cement Co. 18,587 116,166
*Emaar Economic City 5,465 16,130
Etihad Etisalat Co. 119,851 2,077,141
Gulf Insurance Group 12,695 84,487
*Herfy Food Services Co. 6,442 25,696
*Jabal Omar Development Co. 126,361 533,004
*Lumi Rental Co. 3,842 40,177
*Malath Cooperative Insurance
Co. 3,519 8,388
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 3,899 14,429
Middle East Healthcare Co. 6,903 67,953
*Middle East Paper Co. 35,601 166,021
Mobile Telecommunications
Co. Saudi Arabia 306,380 958,229
*Najran Cement Co. 29,972 48,348
*National Agriculture
Development Co. (The) 99,888 426,931
Northern Region Cement Co. 24,357 45,720
Qassim Cement Co. (The) 3,868 44,925
*Rabigh Refining &
Petrochemical Co. 116,376 460,167
Riyad Bank 210,018 1,161,945
Riyadh Cement Co. 20,118 128,577
SABIC Agri-Nutrients Co. 6 233
Sahara International
Petrochemical Co. 174,638 747,351
Saudi Awwal Bank 481,875 4,373,557
Saudi Basic Industries Corp. 279,787 4,569,245
Saudi Ceramic Co. 11,708 96,149
Saudi Chemical Co. Holding 61,516 137,450
Saudi Industrial Investment
Group 33,043 122,904
Saudi Investment Bank (The) 209,683 740,781
*Saudi Kayan Petrochemical
Co. 101,433 162,001
Saudi National Bank (The) 1,082,299 11,335,210
*Saudi Public Transport Co. 37,742 114,620
*Saudi Reinsurance Co. 7,371 52,160
Saudi Telecom Co. 12,036 139,727
*Savola Group (The) 86,571 624,151
*Seera Group Holding 92,373 526,825
*Sinad Holding Co. 19,599 45,464
Southern Province Cement Co. 33,079 185,923
Shares Value †
SAUDI ARABIA — (Continued)
Sustained Infrastructure
Holding Co. 35,568 $ 327,561
*Umm Al-Qura Cement Co. 8,555 32,391
United International
Transportation Co. 25,471 281,977
*Wataniya Insurance Co. 15,945 57,479
Yamama Cement Co. 47,438 336,196
Yanbu Cement Co. 76,036 307,955
Yanbu National Petrochemical
Co. 105,193 1,030,473
TOTAL SAUDI ARABIA 42,760,353
SOUTH AFRICA — (2.8%)
Absa Group, Ltd. 413,334 5,767,371
AECI, Ltd. 85,132 563,299
Altron, Ltd., Class A 128,800 173,533
Argent Industrial, Ltd. 22,054 47,528
Aspen Pharmacare Holdings,
Ltd. 12,838 106,855
Astral Foods, Ltd. 26,608 389,911
Bidvest Group, Ltd. 96,233 1,344,438
Blu Label Unlimited Group,
Ltd. 394,099 209,085
Cashbuild, Ltd., Class A 2,593 19,983
DataTec, Ltd. 165,804 710,574
Foschini Group, Ltd. 141,625 593,129
Grindrod, Ltd. 325,573 437,671
Hudaco Industries, Ltd. 18,826 216,950
Impala Platinum Holdings, Ltd. 28,800 400,544
Investec, Ltd. 168,242 1,396,308
Italtile, Ltd. 61,922 33,334
*KAP, Ltd. 1,045,692 152,158
Kumba Iron Ore, Ltd. 39,838 745,424
Lewis Group, Ltd. 25,601 130,305
Life Healthcare Group
Holdings, Ltd. 1,138,217 843,780
Merafe Resources, Ltd. 144,568 9,955
*Metair Investments, Ltd.,
Class H 17,381 5,402
Momentum Group, Ltd. 798,778 1,810,404
Motus Holdings, Ltd. 127,093 848,022
Mpact, Ltd. 14,166 18,407
MTN Group, Ltd. 624,789 7,819,215
*Nampak, Ltd. 1,749 51,685
Nedbank Group, Ltd. 202,225 3,234,873
Netcare, Ltd. 781,515 809,126
Oceana Group, Ltd. 37,883 127,033
Old Mutual, Ltd. 3,227,813 2,626,705
Omnia Holdings, Ltd. 121,308 700,826
ΩPepkor Holdings, Ltd. 2,428,526 3,194,893
*Pick n Pay Stores, Ltd. 221,553 261,353
PPC, Ltd. 855,337 311,404
Premier Group, Ltd. 4,325 47,170
Raubex Group, Ltd. 118,389 363,532
Reunert, Ltd. 131,447 549,244
Sanlam, Ltd. 109,931 563,281
*Sappi, Ltd. 250,550 241,548
*Sasol, Ltd. 449,538 6,191,242
Southern Sun, Ltd. 497,444 299,658

Dimensional Emerging Markets Value ETF
continued
Shares Value †
SOUTH AFRICA — (Continued)
Standard Bank Group, Ltd. 257,625 $ 4,944,086
Super Group, Ltd. 238,130 226,723
Telkom SA SOC, Ltd. 209,790 754,993
Thungela Resources, Ltd. 90,987 791,369
Truworths International, Ltd. 5,913 18,330
Tsogo Sun, Ltd. 113,814 47,706
Wilson Bayly Holmes-Ovcon,
Ltd. 4,375 44,992
Zeda, Ltd. 90,100 78,231
TOTAL SOUTH AFRICA 51,273,588
TAIWAN — (23.2%)
91APP, Inc. 29,000 59,950
Aaeon Technology, Inc. 7,000 26,843
#ABC Taiwan Electronics
Corp. 45,000 42,253
#Ability Enterprise Co., Ltd. 93,463 231,264
#AcBel Polytech, Inc. 426,389 637,205
Acer Cyber Security, Inc. 2,000 10,510
Acer E-Enabling Service
Business, Inc. 4,000 24,491
#Acer, Inc. 1,769,000 1,540,955
#ACES Electronic Co., Ltd. 88,000 241,910
*Acon Holding, Inc. 101,000 22,282
Acter Group Corp., Ltd. 8,000 208,304
Actron Technology Corp. 22,000 94,431
#ADATA Technology Co., Ltd. 138,276 1,902,771
Addcn Technology Co., Ltd. 3,000 14,629
Adlink Technology, Inc. 43,000 101,785
Advanced Ceramic X Corp. 19,000 102,542
Advanced International
Multitech Co., Ltd. 49,000 91,089
Advanced Power Electronics
Corp. 56,000 209,440
Advanced Wireless
Semiconductor Co. 61,000 277,233
Advancetek Enterprise Co.,
Ltd. 141,000 116,593
Advantech Co., Ltd. 151,000 1,713,283
#AIC, Inc. 4,000 84,331
Air Asia Co., Ltd. 3,000 4,445
Airoha Technology Corp. 18,000 313,024
Airtac International Group 57,000 2,617,526
Alexander Marine Co., Ltd. 7,000 37,226
All Ring Tech Co., Ltd., Class
A 1,000 38,189
#Allied Supreme Corp. 18,000 125,834
Allis Electric Co., Ltd. 7,000 24,302
#Alltek Technology Corp. 147,080 242,313
Alltop Technology Co., Ltd. 4,000 41,661
Alpha Networks, Inc. 147,000 155,887
Altek Corp. 146,181 185,930
Amazing Microelectronic Corp. 33,000 80,614
AMPACS Corp. 31,000 29,058
Ampak Technology, Inc. 18,000 35,620
Ampire Co., Ltd. 34,000 27,095
#AMPOC Far-East Co., Ltd. 45,000 174,691
#AmTRAN Technology Co.,
Ltd. 295,279 392,345
Shares Value †
TAIWAN — (Continued)
#Anderson Industrial Corp. 66,000 $ 59,991
#*Andes Technology Corp. 15,000 108,176
*Anji Technology Co., Ltd. 29,000 30,570
Anpec Electronics Corp. 10,000 74,327
Aopen, Inc. 16,000 24,491
Apacer Technology, Inc. 61,000 423,551
Apex Biotechnology Corp. 22,000 19,824
*Apogee Optocom Co., Ltd. 3,000 21,162
ARBOR Technology Corp. 17,000 27,954
Arcadyan Technology Corp. 65,000 326,185
Ardentec Corp. 229,000 1,409,364
Ares International Corp. 12,000 19,921
Argosy Research, Inc. 20,000 105,099
ASE Technology Holding Co.,
Ltd. 805,000 12,144,424
#ASE Technology Holding Co.,
Ltd., ADR 323,102 10,148,634
Asia Metal Industries, Inc. 15,000 180,846
#Asia Optical Co., Inc. 103,000 450,236
Asia Polymer Corp. 231,000 109,724
Asia Tech Image, Inc. 18,000 40,846
ASIX Electronics Corp. 6,000 19,505
#ASMedia Technology, Inc. 16,000 689,296
*ASolid Technology Co., Ltd. 9,000 24,883
#ASROCK, Inc. 19,000 141,220
#Asustek Computer, Inc. 225,000 4,125,834
ATE Energy International Co.,
Ltd. 57,774 43,580
Aten International Co., Ltd. 31,000 67,705
#*AUO Corp. 2,126,600 1,154,429
Aurona Industries, Inc. 9,000 22,809
Avalue Technology, Inc. 25,000 71,565
Avermedia Technologies 20,000 29,762
Axiomtek Co., Ltd. 31,000 105,667
Azurewave Technologies, Inc. 42,000 80,330
Bafang Yunji International Co.,
Ltd. 12,000 67,225
Bank of Kaohsiung Co., Ltd. 253,576 94,837
Basso Industry Corp. 52,000 53,338
BenQ Materials Corp. 41,000 33,450
*BES Engineering Corp. 818,502 337,119
#*Bin Chuan Enterprise Co.,
Ltd. 46,000 83,915
Bioteque Corp. 17,000 61,970
#Bizlink Holding, Inc. 50,494 4,414,410
Bora Pharmaceuticals Co., Ltd. 32,000 412,063
Bright Led Electronics Corp. 56,000 55,762
#Brightek Optoelectronic Co.,
Ltd. 28,000 37,514
Brighton-Best International
Taiwan, Inc. 156,000 165,923
Brillian Network & Automation
Integrated System Co., Ltd. 2,000 27,900
Brogent Technologies, Inc. 17,664 51,903
Calitech Co., Ltd. 10,000 30,425
Capital Futures Corp. 45,801 81,239
Capital Securities Corp. 735,000 650,689
*Career Technology MFG.
Co., Ltd. 2,256 1,278

Dimensional Emerging Markets Value ETF
continued
Shares Value †
TAIWAN — (Continued)
Castles Technology Co., Ltd. 11,000 $ 16,543
Caswell, Inc. 17,000 43,460
Cathay Consolidated, Inc. 16,000 46,458
#Cathay Financial Holding
Co., Ltd. 3,077,397 7,498,147
Cathay Real Estate
Development Co., Ltd. 218,000 159,280
Central Reinsurance Co., Ltd. 174,284 165,843
#Century Iron & Steel
Industrial Co., Ltd. 79,000 251,827
Chang Hwa Commercial Bank,
Ltd. 2,592,429 1,730,495
Chang Wah Technology Co.,
Ltd. 123,000 200,312
Channel Well Technology Co.,
Ltd. 65,000 113,857
Chant Sincere Co., Ltd. 26,000 70,981
Charoen Pokphand Enterprise 80,000 349,698
CHC Healthcare Group 40,000 36,674
CHC Resources Corp. 9,000 19,827
Chen Full International Co.,
Ltd. 38,000 75,438
Cheng Loong Corp. 302,000 167,754
Cheng Shin Rubber Industry
Co., Ltd. 871,000 857,681
#Chenming Electronic
Technology Corp. 56,000 184,696
Chia Chang Co., Ltd. 31,000 37,081
#Chicony Electronics Co., Ltd. 291,000 1,134,261
Chicony Power Technology
Co., Ltd. 59,000 150,831
Chien Shing Harbour Service
Co., Ltd. 17,000 22,642
#China Airlines, Ltd. 1,263,000 713,526
China Bills Finance Corp. 300,000 159,068
China Glaze Co., Ltd. 38,000 30,823
China Metal Products 88,000 57,908
China Motor Corp. 78,000 133,182
China Steel Chemical Corp. 66,000 163,102
#China Steel Corp. 3,805,000 2,251,692
China Steel Structure Co., Ltd. 29,000 39,128
China Wire & Cable Co., Ltd. 43,000 43,292
Chinese Maritime Transport,
Ltd. 43,000 73,421
Ching Feng Home Fashions
Co., Ltd. 57,631 33,195
Chin-Poon Industrial Co., Ltd. 227,000 366,817
#Chipbond Technology Corp. 216,000 1,111,206
ChipMOS Technologies, Inc. 299,000 658,688
ChipMOS Technologies, Inc.,
ADR 2,748 125,364
Chlitina Holding, Ltd. 18,000 60,503
Chong Hong Development
Co., Ltd. 87,810 215,614
Chun Yuan Steel Industry Co.,
Ltd. 176,000 137,480
#Chung Hwa Chemical
Industrial Works, Ltd. 46,000 118,323
Shares Value †
TAIWAN — (Continued)
Chung Tai Resource
Technology Corp. 17,000 $ 45,874
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 211,000 988,922
Chunghwa Precision Test
Tech Co., Ltd. 6,000 651,423
#Cleanaway Co., Ltd. 477,000 417,767
#Compal Electronics, Inc. 1,642,000 1,502,880
Compeq Manufacturing Co.,
Ltd. 446,000 3,441,651
*Complex Micro
Interconnection Co., Ltd. 9,000 10,780
Concord International
Securities Co., Ltd. 111,564 100,351
Concord Securities Co., Ltd. 322,905 198,220
Continental Holdings Corp. 170,000 111,332
#Contrel Technology Co., Ltd. 86,000 282,283
Coremax Corp. 92,505 247,579
#Coretronic Corp. 107,000 223,223
Co-Tech Development Corp. 72,000 882,829
Crowell Development Corp. 84,650 60,112
CTBC Financial Holding Co.,
Ltd. 6,257,000 10,328,113
#CTCI Corp. 274,840 318,780
Cub Elecparts, Inc. 17,000 64,653
CviLux Corp. 45,650 180,096
Cyberlink Corp. 23,000 47,474
CyberPower Systems, Inc. 24,400 143,622
Cystech Electronics Corp. 2,950 9,962
#DA CIN Construction Co.,
Ltd. 89,600 203,890
Dafeng TV, Ltd. 22,000 32,495
Dah San Electric Wire & Cable
Co., Ltd. 16,000 23,078
Da-Li Development Co., Ltd. 124,987 179,486
Darfon Electronics Corp. 62,000 52,149
Darwin Precisions Corp. 125,100 50,538
Delpha Construction Co., Ltd. 87,000 57,250
Depo Auto Parts Ind Co., Ltd. 43,000 168,963
Desiccant Technology Corp. 15,000 113,620
Dimerco Data System Corp. 18,000 53,288
Dimerco Express Corp. 49,500 121,858
*DONPON PRECISION, Inc. 37,100 54,623
Draytek Corp. 24,000 18,406
Drewloong Precision, Inc. 3,000 13,682
#Dynamic Holding Co., Ltd. 120,409 661,243
#Dynapack International
Technology Corp. 67,000 762,313
#E Ink Holdings, Inc. 371,000 1,610,014
E.Sun Financial Holding Co.,
Ltd. 3,108,436 3,124,673
#Eastech Holding, Ltd. 23,000 55,605
Eastern Media International
Corp. 101,370 64,627
Eclat Textile Co., Ltd. 91,000 960,706
ECOVE Environment Corp. 5,000 45,527
#*Edom Technology Co., Ltd. 93,000 111,977
Elan Microelectronics Corp. 139,000 598,826

Dimensional Emerging Markets Value ETF
continued
Shares Value †
TAIWAN — (Continued)
E-Lead Electronic Co., Ltd. 30,000 $ 52,171
#Elite Advanced Laser Corp. 34,000 324,070
Elite Semiconductor
Microelectronics Technology,
Inc. 20,000 106,992
Elitegroup Computer Systems
Co., Ltd. 31,000 20,106
Emerging Display
Technologies Corp. 34,000 24,574
Ennoconn Corp. 50,000 508,135
Ennostar, Inc. 57,000 133,305
EnTie Commercial Bank Co.,
Ltd. 49,000 21,110
Episil-Precision, Inc. 29,000 82,100
Eson Precision Ind Co., Ltd. 85,000 283,025
Eternal Materials Co., Ltd. 511,650 1,274,099
Eurocharm Holdings Co., Ltd. 16,000 83,827
EVA Airways Corp. 1,315,000 1,390,349
Ever Ohms Technology Co.,
Ltd. 23,000 27,294
*Everest Textile Co., Ltd. 98,000 21,589
Evergreen Aviation
Technologies Corp. 49,000 236,614
Evergreen International
Storage & Transport Corp. 105,500 157,994
#Evergreen Marine Corp.
Taiwan, Ltd. 511,000 3,257,807
#EVERGREEN Steel Corp. 80,000 246,177
#Everlight Chemical Industrial
Corp. 251,000 447,585
Everlight Electronics Co., Ltd. 162,000 363,528
Evertop Wire Cable Corp. 48,000 33,556
Excelliance Mos Corp. 9,000 25,252
#Excelsior Medical Co., Ltd. 48,439 109,156
Far Eastern Department
Stores, Ltd. 373,000 261,345
Far Eastern International Bank 914,378 353,521
#Far Eastern New Century
Corp. 1,259,000 1,023,190
Far EasTone
Telecommunications Co., Ltd. 839,000 2,502,343
#Faraday Technology Corp. 106,000 562,041
Farglory F T Z Investment
Holding Co., Ltd. 56,263 82,571
Farglory Land Development
Co., Ltd. 123,000 267,083
Feedback Technology Corp. 19,800 119,983
Feng Hsin Steel Co., Ltd. 176,000 338,285
#Feng TAY Enterprise Co.,
Ltd. 225,000 497,799
#FIC Global, Inc. 61,000 126,680
FineTek Co., Ltd. 4,000 12,561
Firich Enterprises Co., Ltd. 93,000 65,601
First Financial Holding Co.,
Ltd. 3,236,465 2,946,930
First Insurance Co., Ltd. (The) 84,000 69,195
*First Steamship Co., Ltd. 387,000 61,193
*FLEXium Interconnect, Inc. 40,000 83,069
#Flytech Technology Co., Ltd. 59,000 201,108
Shares Value †
TAIWAN — (Continued)
FocalTech Systems Co., Ltd. 74,000 $ 117,010
#Forcecon Tech Co., Ltd. 39,638 116,095
Forcelead Technology Corp. 3,000 16,428
Forest Water Environment
Engineering Co., Ltd. 28,896 32,740
#Formosa Advanced
Technologies Co., Ltd. 82,000 157,351
Formosa International Hotels
Corp. 3,000 15,954
Formosa Laboratories, Inc. 16,000 27,319
Formosa Oilseed Processing
Co., Ltd. 21,100 21,310
Formosa Optical Technology
Co., Ltd. 10,000 30,677
Formosa Petrochemical Corp. 329,000 585,637
Formosa Plastics Corp. 1,137,000 1,848,080
#Formosa Sumco Technology
Corp. 32,000 190,882
Formosan Union Chemical
Corp. 124,000 72,988
#Foxsemicon Integrated
Technology, Inc. 35,000 341,886
Foxwell Power Co., Ltd. 17,000 34,285
Franbo Lines Corp. 84,988 46,002
Froch Enterprise Co., Ltd. 82,000 41,279
Fu Chun Shin Machinery
Manufacture Co., Ltd. 83,380 66,579
Fu Hua Innovation Co., Ltd. 161,340 70,780
Fubon Financial Holding Co.,
Ltd. 3,171,247 9,007,945
Fulgent Sun International
Holding Co., Ltd. 99,655 243,755
#*Fulltech Fiber Glass Corp. 179,428 614,431
Fusheng Precision Co., Ltd. 45,000 356,483
G Shank Enterprise Co., Ltd. 96,888 357,774
#Gallant Precision Machining
Co., Ltd. 71,000 290,189
Gamania Digital Entertainment
Co., Ltd. 33,000 40,932
GEM Services, Inc. 12,000 34,995
#Gemtek Technology Corp. 272,000 294,453
*General Interface Solution
GIS Holding, Ltd. 136,000 327,075
Generalplus Technology, Inc. 26,000 38,199
#Genesys Logic, Inc. 40,000 124,604
Genius Electronic Optical Co.,
Ltd. 35,000 562,262
GeoVision, Inc. 25,000 42,608
Getac Holdings Corp. 245,000 754,691
Giant Manufacturing Co., Ltd. 136,000 289,302
*Giantplus Technology Co.,
Ltd. 127,000 53,310
#Gigabyte Technology Co.,
Ltd. 232,000 1,998,958
#Global Brands Manufacture,
Ltd. 160,880 499,632
Global Lighting Technologies,
Inc. 26,000 30,772

Dimensional Emerging Markets Value ETF
continued
Shares Value †
TAIWAN — (Continued)
#Global Mixed Mode
Technology, Inc. 31,000 $ 246,067
Global PMX Co., Ltd. 26,000 109,959
Globaltek Fabrication Co., Ltd. 9,000 19,088
Globalwafers Co., Ltd. 113,000 2,068,519
Globe Union Industrial Corp. 49,000 14,336
#Gloria Material Technology
Corp. 204,000 207,319
#GMI Technology, Inc. 38,542 49,630
*Gold Rain Enterprises Corp. 8,000 11,211
Golden Long Teng
Development Co., Ltd. 23,000 18,692
Goldsun Building Materials
Co., Ltd. 374,000 416,087
Good Will Instrument Co., Ltd. 17,000 30,851
#Gordon Auto Body Parts 140,000 124,383
Gourmet Master Co., Ltd. 39,000 78,161
Grand Fortune Securities Co.,
Ltd. 119,000 57,651
Grape King Bio, Ltd. 50,000 177,532
Great Tree Pharmacy Co., Ltd. 35,000 85,168
Great Wall Enterprise Co., Ltd. 307,000 517,407
#Greatek Electronics, Inc. 186,000 493,112
Group Up Industrial Co., Ltd. 19,000 278,543
GTM Holdings Corp. 53,000 49,597
#Gudeng Precision Industrial
Co., Ltd. 29,000 491,502
*Hai Kwang Enterprise Corp. 44,420 19,767
Hanpin Electron Co., Ltd. 25,000 40,872
*Harvatek Corp. 64,000 50,700
#Hey Song Corp. 103,000 114,591
Hi-Clearance, Inc. 6,000 25,754
Highlight Tech Corp. 19,600 49,488
Highwealth Construction Corp. 652,428 826,744
HIM International Music, Inc. 8,000 21,310
#*Hitron Technology, Inc. 53,000 50,600
#Hiwin Mikrosystem Corp. 35,000 245,230
#Hiwin Technologies Corp. 171,000 1,686,550
Hiyes International Co., Ltd. 29,000 65,076
Holiday Entertainment Co.,
Ltd. 16,000 27,976
*Holtek Semiconductor, Inc. 27,000 46,187
Holy Stone Enterprise Co., Ltd. 98,700 661,956
Hon Hai Precision Industry
Co., Ltd. 4,090,000 28,334,201
Hong Pu Real Estate
Development Co., Ltd. 68,000 46,250
Hong TAI Electric Industrial 94,000 105,765
Horizon Fixture Group Co.,
Ltd. 7,000 35,459
*Hota Industrial Manufacturing
Co., Ltd. 19,000 30,883
Hotai Motor Co., Ltd. 73,000 1,097,840
Hsin Kuang Steel Co., Ltd. 78,000 100,071
Hsin Yung Chien Co., Ltd. 4,000 11,173
Hu Lane Associate, Inc. 39,581 134,291
HUA ENG Wire & Cable Co.,
Ltd. 136,000 140,359
Shares Value †
TAIWAN — (Continued)
Hua Nan Financial Holdings
Co., Ltd. 1,396,444 $ 1,412,553
#Hua Yu Lien Development
Co., Ltd. 60,000 94,589
Huaku Development Co., Ltd. 123,995 493,092
Huang Hsiang Construction
Corp. 37,331 44,183
Hung Ching Development &
Construction Co., Ltd. 52,000 55,882
Hung Sheng Construction, Ltd. 142,000 85,376
Hwa Fong Rubber Industrial
Co., Ltd. 53,000 24,088
Hwacom Systems, Inc. 29,000 51,072
Ibase Technology, Inc. 60,000 78,682
IBF Financial Holdings Co.,
Ltd. 1,232,264 563,930
#Ichia Technologies, Inc. 387,000 857,435
I-Chiun Precision Industry Co.,
Ltd. 80,122 684,025
In Win Development, Inc. 22,000 61,172
Info-Tek Corp. 32,000 33,581
Innolux Corp. 2,260,531 1,708,713
Inpaq Technology Co., Ltd. 45,401 108,041
Integrated Service Technology,
Inc. 44,160 277,355
#*IntelliEPI, Inc. 15,000 374,473
Interactive Digital
Technologies, Inc. 7,000 18,713
#Inventec Corp. 996,000 1,442,863
#Iron Force Industrial Co., Ltd. 21,445 59,020
I-Sheng Electric Wire & Cable
Co., Ltd., Class F 47,000 70,831
ITE Technology, Inc. 70,000 273,951
ITEQ Corp. 125,000 1,065,190
Jarllytec Co., Ltd. 13,325 42,476
Jean Co., Ltd. 64,219 36,990
Jetwell Computer Co., Ltd. 10,000 54,285
Jia Wei Lifestyle, Inc. 13,300 12,740
Jih Lin Technology Co., Ltd. 29,000 50,340
Jiin Yeeh Ding Enterprise Co.,
Ltd. 38,000 102,422
#Jinan Acetate Chemical Co.,
Ltd. 228,000 304,389
#*Jochu Technology Co., Ltd. 21,211 27,581
Johnson Health Tech Co., Ltd. 39,000 150,168
#JPC connectivity, Inc. 41,000 269,154
JSL Construction &
Development Co., Ltd. 28,000 47,809
Kedge Construction Co., Ltd. 27,136 72,370
Kenda Rubber Industrial Co.,
Ltd. 247,200 134,583
*Kent Industrial Co., Ltd. 21,000 15,973
Kerry TJ Logistics Co., Ltd. 82,000 78,287
KGI Financial Holding Co., Ltd. 5,564,301 3,775,741
Kindom Development Co., Ltd. 182,200 169,351
King Chou Marine Technology
Co., Ltd. 17,000 25,298
King Polytechnic Engineering
Co., Ltd. 25,000 38,741

Dimensional Emerging Markets Value ETF
continued
Shares Value †
TAIWAN — (Continued)
#King Yuan Electronics Co.,
Ltd. 564,000 $ 5,384,652
*Kinko Optical Co., Ltd. 99,000 194,660
#Kinpo Electronics 527,000 459,895
Kinsus Interconnect
Technology Corp. 188,775 3,145,803
KMC Kuei Meng International,
Inc. 10,000 25,501
*KS Terminals, Inc. 31,000 53,518
Kuang Hong Arts
Management, Inc., Class A 4,000 12,624
Kung Long Batteries Industrial
Co., Ltd. 26,000 100,933
*Kung Sing Engineering Corp. 175,000 62,688
#Kuo Toong International Co.,
Ltd. 149,000 235,601
*Kuo Yang Construction Co.,
Ltd. 20,000 11,173
Kwong Lung Enterprise Co.,
Ltd. 34,000 50,810
L&K Engineering Co., Ltd. 51,142 1,081,448
#Lanner Electronics, Inc. 46,000 116,290
#Largan Precision Co., Ltd. 42,000 3,333,807
Laser Tek Taiwan Co., Ltd. 10,000 20,357
Leadtrend Technology Corp. 16,319 31,521
#Lelon Electronics Corp. 72,000 401,079
Lemtech Holdings Co., Ltd. 15,750 40,612
Leo Systems, Inc. 23,000 23,810
*Leofoo Development Co., Ltd. 36,000 18,918
Lian HWA Food Corp. 47,000 128,757
Lien Hwa Industrial Holdings
Corp. 156,918 204,539
Line Pay Taiwan, Ltd. 4,000 35,538
Lingsen Precision Industries,
Ltd. 191,000 178,133
#Lintes Technology Co., Ltd. 3,000 37,921
#Lion Travel Service Co., Ltd. 33,000 165,601
Lite-On Technology Corp. 926,000 4,851,457
Liton Technology Corp. 52,000 102,410
Long Da Construction &
Development Corp. 82,000 84,240
#Longwell Co. 81,000 729,868
Loop Telecommunication
International, Inc. 28,000 53,111
#Lotus Pharmaceutical Co.,
Ltd. 38,000 265,051
Loyalty Founder Enterprise
Co., Ltd. 37,000 29,194
Lucky Cement Corp. 40,000 18,369
Lumax International Corp., Ltd. 29,400 107,172
*Lung Yen Life Service Corp. 63,000 87,587
Lungteh Shipbuilding Co., Ltd. 33,000 141,647
Luxe Green Energy
Technology Co., Ltd. 51,330 35,155
M3 Technology, Inc. 5,000 13,887
Macauto Industrial Co., Ltd.,
Class A 18,000 30,450
Macnica Galaxy, Inc. 8,000 23,052
Shares Value †
TAIWAN — (Continued)
*Macronix International Co.,
Ltd. 253,000 $ 1,229,686
Makalot Industrial Co., Ltd. 100,000 667,519
Marketech International Corp. 46,000 548,786
Materials Analysis Technology,
Inc. 29,647 310,183
Mayer Steel Pipe Corp. 74,400 52,012
#MediaTek, Inc. 210,000 17,298,679
Mega Financial Holding Co.,
Ltd. 3,191,503 3,938,448
*Megaforce Co., Ltd. 6,000 5,776
*Mercuries & Associates
Holding, Ltd. 263,000 113,718
Mercuries Data Systems, Ltd. 54,000 35,961
Merida Industry Co., Ltd. 92,000 168,120
#Merry Electronics Co., Ltd. 109,784 297,982
METAAGE Corp. 72,000 103,849
#Micro-Star International Co.,
Ltd. 427,000 1,316,666
Mildef Crete, Inc. 20,000 65,963
MIN AIK Technology Co., Ltd. 85,000 75,250
Momo.com, Inc. 16,000 86,099
Mosel Vitelic, Inc. 30,000 31,814
#Motech Industries, Inc. 264,000 228,301
MPI Corp. 30,000 4,663,163
MSSCORPS Co., Ltd. 15,000 402,405
Nak Sealing Technologies
Corp. 27,000 99,276
Namchow Holdings Co., Ltd. 41,000 45,420
Nan Kang Rubber Tire Co.,
Ltd. 194,000 204,810
#Nan Pao Resins Chemical
Co., Ltd. 24,000 271,552
Nan Ya Plastics Corp. 1,430,000 4,043,870
Nan Ya Printed Circuit Board
Corp. 71,000 2,252,048
Nang Kuang Pharmaceutical
Co., Ltd. 25,000 26,432
*Nanya Technology Corp. 327,000 2,224,069
National Aerospace Fasteners
Corp. 8,853 32,551
National Petroleum Co., Ltd.,
Class A 6,000 10,680
Netronix, Inc. 34,000 93,465
*New Asia Construction &
Development Corp. 41,000 17,663
#Nexcom International Co.,
Ltd. 27,000 57,009
Nextronics Engineering Corp. 13,000 68,109
Nichidenbo Corp. 71,000 215,793
#Nien Made Enterprise Co.,
Ltd. 80,000 886,238
Niko Semiconductor Co., Ltd. 26,666 46,878
Nishoku Technology, Inc. 12,000 45,448
North-Star International Co.,
Ltd. 56,000 35,083
Nova Technology Corp. 11,000 79,155
#Novatek Microelectronics
Corp. 283,000 3,653,111

Dimensional Emerging Markets Value ETF
continued
Shares Value †
TAIWAN — (Continued)
#Nuvoton Technology Corp. 81,000 $ 377,077
O-Bank Co., Ltd. 435,000 138,664
Optimax Technology Corp. 44,000 39,369
Orient Semiconductor
Electronics, Ltd. 255,000 441,841
O-TA Precision Industry Co.,
Ltd. 20,000 43,365
Pacific Hospital Supply Co.,
Ltd. 4,000 10,036
Paiho Shih Holdings Corp. 77,805 41,254
Pan German Universal Motors,
Ltd. 10,000 67,068
#Pan Jit International, Inc. 143,000 455,838
#Pan-International Industrial
Corp. 229,000 358,123
Panion & BF Biotech, Inc. 5,000 10,762
#Parade Technologies, Ltd. 30,000 544,430
Parpro Corp. 63,000 122,483
*PChome Online, Inc. 38,000 27,165
PCL Technologies, Inc. 34,000 233,395
P-Duke Technology Co., Ltd. 22,000 81,933
#Pegatron Corp. 602,000 1,563,686
#Pegavision Corp. 18,000 158,784
PharmaEngine, Inc. 41,000 71,041
PharmaEssentia Corp. 4,000 83,448
Phison Electronics Corp. 51,000 3,058,278
#Phoenix Silicon International
Corp. 51,000 394,357
Phoenix Tours International,
Inc. 24,600 39,519
#Pixart Imaging, Inc. 63,000 412,583
Planet Technology Corp. 5,000 21,935
Podak Co., Ltd. 9,000 12,172
#Posiflex Technology, Inc. 24,000 139,374
Potens Semiconductor Corp. 25,000 89,160
Power Wind Health Industry,
Inc. 3,000 14,108
#*Powerchip Semiconductor
Manufacturing Corp. 838,000 1,372,665
Powertech Technology, Inc. 309,000 1,979,738
Poya International Co., Ltd. 4,000 72,591
President Chain Store Corp. 170,000 1,201,849
President Securities Corp. 438,900 493,138
Primax Electronics, Ltd. 207,000 478,881
Prince Housing &
Development Corp. 252,000 63,548
Promate Electronic Co., Ltd. 99,999 151,334
PSS Co., Ltd., Class F 6,000 27,458
#Qisda Corp. 529,140 399,137
QST International Corp. 31,189 44,493
Qualipoly Chemical Corp. 20,000 116,776
Quang Viet Enterprise Co.,
Ltd. 8,387 14,744
#Quanta Computer, Inc. 988,000 9,744,512
Quanta Storage, Inc. 89,000 234,266
#Radiant Opto-Electronics
Corp. 194,000 610,450
#*Radium Life Tech Co., Ltd. 404,932 132,274
Rafael Microelectronics, Inc. 10,000 75,747
Shares Value †
TAIWAN — (Continued)
#Raydium Semiconductor
Corp. 23,000 $ 170,588
Realtek Semiconductor Corp. 151,000 2,559,201
Rechi Precision Co., Ltd. 138,000 99,740
Rexon Industrial Corp., Ltd. 28,000 19,353
Rich Development Co., Ltd. 196,990 45,697
#RichWave Technology Corp. 57,000 208,682
*Ritek Corp. 291,000 114,345
Ruby Tech Corp. 7,000 13,587
#Ruentex Development Co.,
Ltd. 722,300 538,001
Run Long Construction Co.,
Ltd. 99,000 89,675
#Sakura Development Co.,
Ltd. 155,000 200,571
Sampo Corp. 122,000 88,176
San Fang Chemical Industry
Co., Ltd. 77,000 77,038
San Fu Chemical Co., Ltd. 22,000 103,458
San Lien Technology Corp.,
Ltd. 10,000 28,089
San Shing Fastech Corp.,
Class A 7,000 12,770
Sanyang Motor Co., Ltd. 233,000 408,133
Savior Lifetec Corp. 115,000 68,780
ScinoPharm Taiwan, Ltd. 86,000 55,100
#SciVision Biotech, Inc. 23,000 41,740
SDI Corp. 75,000 364,532
Sea Sonic Electronics Co., Ltd. 16,000 32,571
Securitag Assembly Group
Co., Ltd. 9,000 33,092
Senao Networks, Inc. 13,815 46,872
#Sercomm Corp. 169,000 408,039
Sesoda Corp. 211,000 278,363
Shanghai Commercial &
Savings Bank, Ltd. (The) 828,466 1,021,054
ShenMao Technology, Inc. 61,000 208,888
Shieh Yih Machinery Industry
Co., Ltd. 62,000 60,856
Shih Her Technologies, Inc. 36,053 221,886
*Shih Wei Navigation Co., Ltd. 140,910 67,599
Shihlin Electric & Engineering
Corp. 92,000 550,237
Shin Ruenn Development Co.,
Ltd. 48,000 60,597
#Shin Zu Shing Co., Ltd. 69,246 445,839
Shinkong Insurance Co., Ltd. 83,000 348,404
Shinkong Synthetic Fibers
Corp. 145,000 76,883
Shiny Chemical Industrial Co.,
Ltd. 53,000 279,348
Shuttle, Inc. 120,000 56,621
Sigurd Microelectronics Corp. 269,000 1,528,192
Silergy Corp. 95,000 1,280,279
*Silicon Optronics, Inc. 14,000 28,544
Simplo Technology Co., Ltd. 71,000 801,101
Sinbon Electronics Co., Ltd. 113,000 1,011,078
Sincere Navigation Corp. 194,000 212,463
Sinmag Equipment Corp. 6,000 23,292

Dimensional Emerging Markets Value ETF
continued
Shares Value †
TAIWAN — (Continued)
Sino-American Silicon
Products, Inc. 306,000 $ 1,294,134
Sinon Corp. 167,000 222,424
SinoPac Financial Holdings
Co., Ltd. 4,185,212 4,088,192
Sinopower Semiconductor, Inc. 15,000 91,370
Sinphar Pharmaceutical Co.,
Ltd. 56,486 56,157
Sitronix Technology Corp. 49,000 355,694
#Siward Crystal Technology
Co., Ltd. 49,000 61,164
Sixxon Tech Co., Ltd. 2,000 11,614
Solar Applied Materials
Technology Corp. 332,000 1,734,160
Solteam, Inc. 32,000 45,145
Sonix Technology Co., Ltd. 49,000 64,953
*Spectrum Electrics Corp. 19,550 14,500
Speed Tech Corp. 87,548 100,439
Sporton International, Inc. 39,000 272,026
Sports Gear Co., Ltd. 27,000 66,553
St. Shine Optical Co., Ltd. 19,000 62,065
Standard Chemical &
Pharmaceutical Co., Ltd. 35,000 67,383
#Standard Foods Corp. 182,000 166,293
Stark Technology, Inc. 23,000 103,805
#*Starlux Airlines Co., Ltd. 551,000 352,152
S-Tech Corp. 43,000 26,600
Sun Max Tech, Ltd. 14,473 26,037
Sunjuice Holdings Co., Ltd. 6,307 32,148
Sunny Friend Environmental
Technology Co., Ltd. 31,000 73,086
Sunonwealth Electric Machine
Industry Co., Ltd. 115,080 526,649
Sunplus Innovation
Technology, Inc. 5,000 25,801
*Sunplus Technology Co., Ltd. 202,000 153,646
#Sunrex Technology Corp. 70,000 89,476
Sunspring Metal Corp. 16,000 10,529
Superalloy Industrial Co., Ltd. 43,000 56,253
#*Superior Plating Technology
Co., Ltd. 45,000 89,476
Supreme Electronics Co., Ltd. 275,933 711,506
Swancor Holding Co., Ltd. 23,000 84,568
Sweeten Real Estate
Development Co., Ltd. 38,312 27,811
Symtek Automation Asia Co.,
Ltd. 9,307 51,698
#Syncmold Enterprise Corp. 88,000 246,076
#Synmosa Biopharma Corp. 172,958 168,130
Synnex Technology
International Corp. 322,000 838,423
Syscom Computer Engineering
Co. 23,000 38,836
Systex Corp. 76,000 287,838
#TA Chen Stainless Pipe 900,131 1,071,027
#Ta Ya Electric Wire & Cable 331,489 336,882
#TA-I Technology Co., Ltd. 74,000 159,750
Tai Tung Communication Co.,
Ltd. 86,385 52,756
Shares Value †
TAIWAN — (Continued)
Taichung Commercial Bank
Co., Ltd. 1,075,551 $ 673,821
TaiDoc Technology Corp. 23,000 90,738
#Taiflex Scientific Co., Ltd. 149,770 645,224
#Taimide Tech, Inc. 79,000 259,307
Tainan Enterprises Co., Ltd. 41,000 27,498
#Tai-Saw Technology Co., Ltd. 39,000 52,743
TaiSol Electronics Co., Ltd. 33,000 77,281
Taisun Enterprise Co., Ltd. 88,000 52,631
*TAI-TECH Advanced
Electronics Co., Ltd. 54,000 281,210
#Taiwan Business Bank 2,493,126 1,286,516
*Taiwan Chinsan Electronic
Industrial Co., Ltd. 41,000 75,829
#Taiwan Cogeneration Corp. 204,000 285,868
Taiwan Cooperative Financial
Holding Co., Ltd. 2,329,328 1,687,200
#Taiwan Fertilizer Co., Ltd. 280,000 448,042
*Taiwan Fire & Marine
Insurance Co., Ltd. 60,300 99,534
Taiwan Fructose Co., Ltd. 40,000 22,093
Taiwan FU Hsing Industrial
Co., Ltd. 35,200 48,826
#*Taiwan Glass Industry Corp. 481,000 1,017,122
Taiwan Hon Chuan Enterprise
Co., Ltd. 131,288 462,012
#Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 200,608 252,624
#*Taiwan Mask Corp. 211,550 313,808
Taiwan Mobile Co., Ltd. 642,000 2,259,244
Taiwan Navigation Co., Ltd. 85,000 78,737
Taiwan Optical Platform Co.,
Ltd. 5,150 12,369
#Taiwan Paiho, Ltd. 127,000 176,965
Taiwan PCB Techvest Co.,
Ltd. 52,000 59,493
Taiwan Sakura Corp. 45,000 118,165
Taiwan Sanyo Electric Co.,
Ltd. 21,000 21,110
Taiwan Secom Co., Ltd. 84,000 299,579
#Taiwan Semiconductor Co.,
Ltd. 122,000 241,809
Taiwan Surface Mounting
Technology Corp. 106,000 562,041
Taiwan Union Technology
Corp. 85,000 2,709,527
Taiyen Biotech Co., Ltd. 40,000 40,209
#Tatung Co., Ltd. 827,200 788,444
Tatung System Technologies,
Inc. 6,000 12,157
*TBI Motion Technology Co.,
Ltd. 20,000 43,239
#TCC Group Holdings Co.,
Ltd. 1,927,188 1,490,196
TCI Co., Ltd. 72,000 269,280
Te Chang Construction Co.,
Ltd. 28,000 62,390
#*Team Group, Inc. 45,000 399,091

Dimensional Emerging Markets Value ETF
continued
Shares Value †
TAIWAN — (Continued)
#Teco Electric and Machinery
Co., Ltd. 327,000 $ 643,999
Test Research, Inc. 35,000 378,340
Test Rite International Co., Ltd. 42,000 27,373
Thinking Electronic Industrial
Co., Ltd. 30,000 164,749
Thye Ming Industrial Co., Ltd. 31,556 68,023
Tigerair Taiwan Co., Ltd. 58,000 90,887
Ton Yi Industrial Corp. 336,000 186,110
Tong Hsing Electronic
Industries, Ltd. 86,420 471,860
#Tong Yang Industry Co., Ltd. 205,000 483,959
#*Tong-Tai Machine & Tool
Co., Ltd. 57,000 66,113
Topco Scientific Co., Ltd. 74,000 948,224
Topco Technologies Corp. 15,000 54,206
#Topkey Corp. 24,000 113,242
#Topoint Technology Co., Ltd. 65,013 825,884
#Transcend Information, Inc. 74,000 589,721
Tricorntech Taiwan Corp. 14,000 27,218
#Trigold Holdings, Ltd. 22,000 57,284
Triocean Industrial Corp. Co.,
Ltd. 14,000 39,458
Tripod Technology Corp. 189,000 2,675,330
TS Financial Holding Co., Ltd. 5,948,139 4,467,980
#*TS Financial Holding Co.,
Ltd. 502,003 149,249
TSC Auto ID Technology Co.,
Ltd. 8,000 47,594
#TSRC Corp. 237,000 146,982
TTET Union Corp. 9,000 42,181
TTY Biopharm Co., Ltd. 93,000 217,791
*Tul Corp. 8,000 13,912
Tung Ho Steel Enterprise
Corp. 206,000 423,904
Tung Thih Electronic Co., Ltd. 18,000 31,132
#TURVO International Co.,
Ltd. 15,000 142,025
TXC Corp. 117,000 564,977
#TYC Brother Industrial Co.,
Ltd. 161,000 157,268
*Tycoons Group Enterprise 83,000 21,271
#Tyntek Corp. 100,000 180,846
Ubright Optronics Corp. 12,000 27,875
#UDE Corp. 54,000 228,377
Ultra Chip, Inc. 29,000 43,796
U-Ming Marine Transport Corp. 251,000 480,064
Unic Technology Corp. 21,000 20,845
Unimicron Technology Corp. 496,961 13,849,566
#Union Bank Of Taiwan 272,512 172,016
Union Insurance Co., Ltd. 18,000 17,242
#Uni-President Enterprises
Corp. 2,241,000 4,901,491
Unitech Computer Co., Ltd. 29,000 41,828
#Unitech Printed Circuit Board
Corp. 398,237 725,221
#United Alloy-Tech Co. 91,648 211,732
#*United Fiber Optical
Communication, Inc. 62,000 88,545
Shares Value †
TAIWAN — (Continued)
#United Microelectronics Corp. 2,096,000 $ 5,113,567
#United Microelectronics
Corp., Sponsored ADR 562,106 7,341,104
United Orthopedic Corp. 33,000 102,485
United Radiant Technology 53,000 37,302
*United Renewable Energy
Co., Ltd. 107,000 54,033
Univacco Technology, Inc. 25,000 38,662
Universal Cement Corp. 201,356 180,165
*Universal Microelectronics
Co., Ltd. 5,000 6,872
Universal Vision Biotechnology
Co., Ltd. 11,000 47,216
UPI Semiconductor Corp. 20,000 107,308
Userjoy Technology Co., Ltd. 15,000 33,565
USI Corp. 65,000 29,439
*Usun Technology Co., Ltd. 28,000 77,502
Utechzone Co., Ltd. 23,000 176,395
Value Valves Co., Ltd. 14,000 35,172
Vanguard International
Semiconductor Corp. 489,000 2,245,562
#Ventec International Group
Co., Ltd. 54,000 373,242
Viking Tech Corp. 18,000 28,860
Visco Vision, Inc. 18,000 128,675
#VisEra Technologies Co., Ltd. 11,000 199,972
Vizionfocus, Inc. 13,000 77,341
Voltronic Power Technology
Corp. 4,000 97,461
*Wafer Works Corp. 337,245 426,818
Waffer Technology Corp. 66,000 89,987
Wah Hong Industrial Corp. 32,000 67,162
Wah Lee Industrial Corp. 66,000 276,002
#Walsin Lihwa Corp. 915,291 870,963
#Walton Advanced
Engineering, Inc. 123,000 174,109
#Wan Hai Lines, Ltd. 335,450 789,805
*We & Win Development Co.,
Ltd. 86,000 27,685
*WEI Chih Steel Industrial Co.,
Ltd. 51,000 28,168
Wei Chuan Foods Corp. 37,000 14,597
Weikeng Industrial Co., Ltd. 184,000 207,609
Well Shin Technology Co., Ltd. 30,000 44,359
Welldone Co. 25,000 41,109
#Weltrend Semiconductor 170,000 390,065
#Wendell Industrial Co., Ltd. 27,000 185,769
Wholetech System Hitech, Ltd. 6,000 24,428
Win Semiconductors Corp. 138,000 2,334,517
Winbond Electronics Corp. 1,187,194 3,364,737
Winmate, Inc. 13,000 64,622
Winstek Semiconductor Co.,
Ltd. 44,000 233,300
Wisdom Marine Lines Co., Ltd. 177,000 400,540
Wistron Corp. 1,257,000 5,435,118
WITS Corp. 19,000 71,360
#WNC Corp. 175,726 1,197,962
#Wonderful Hi-Tech Co., Ltd. 124,000 273,168
#Wowprime Corp. 18,000 128,675

Dimensional Emerging Markets Value ETF
continued
Shares Value †
TAIWAN — (Continued)
WPG Holdings, Ltd. 605,000 $ 1,928,546
#WT Microelectronics Co., Ltd. 326,839 2,104,346
XinTec, Inc. 71,000 449,289
Xxentria Technology Materials
Corp. 60,070 80,575
Yageo Corp. 655,516 6,558,367
*YC INOX Co., Ltd. 177,974 119,644
Yea Shin International
Development Co., Ltd. 109,657 89,637
Yem Chio Co., Ltd. 113,440 47,260
Yen Sun Technology Corp. 37,000 61,074
YFC-Boneagle Electric Co.,
Ltd. 37,000 34,507
YFY, Inc. 12,000 8,938
*Young Optics, Inc. 20,000 39,956
#Youngtek Electronics Corp. 47,000 135,729
Yuanta Financial Holding Co.,
Ltd. 3,584,713 5,905,791
Yuanta Futures Co., Ltd. 40,075 125,849
Yuen Foong Yu Consumer
Products Co., Ltd. 29,000 36,245
#Yulon Motor Co., Ltd. 265,528 226,270
Yung Chi Paint & Varnish
Manufacturing Co., Ltd. 6,000 14,316
Yungshin Construction &
Development Co., Ltd. 16,000 24,264
YungShin Global Holding
Corp. 48,000 84,230
Zeng Hsing Industrial Co., Ltd. 23,000 66,929
Zenitron Corp. 141,000 303,944
#Zero One Technology Co.,
Ltd. 92,000 296,170
#Zhen Ding Technology
Holding, Ltd. 319,000 4,238,634
ZillTek Technology Corp. 16,000 144,424
Zippy Technology Corp. 34,000 58,697
Zyxel Group Corp. 184,098 203,072
TOTAL TAIWAN 427,387,792
THAILAND — (1.1%)
AAPICO Hitech PCL, Class F 99,200 40,474
Absolute Clean Energy PCL,
Class F 428,400 16,822
Amata Corp. PCL, Class F 292,100 184,593
AP Thailand PCL 310,200 81,838
AP Thailand PCL - NVDR 739,200 195,019
Asian Sea Corp. PCL, Class F 65,500 14,367
#Asset World Corp. PCL
- NVDR 482,300 31,071
Asset World Corp. PCL, Class
F 2,304,300 148,448
Bangchak Corp. PCL - NVDR 243,600 267,158
Bangchak Corp. PCL, Class F 24,700 27,089
Bangkok Bank PCL - NVDR 475,400 2,369,890
Bangkok Bank PCL, Class F 52,300 260,718
Bangkok Land PCL, Class F 5,271,520 69,538
Bangkok Life Assurance PCL
- NVDR 266,200 162,509
Banpu PCL - NVDR 2,930,100 530,335
Banpu PCL, Class F 1,047,600 189,611
Shares Value †
THAILAND — (Continued)
BEC World PCL 267,300 $ 15,580
Berli Jucker PCL - NVDR 81,700 35,339
Berli Jucker PCL, Class F 388,600 168,088
Cal-Comp Electronics Thailand
PCL 8 1
Cal-Comp Electronics Thailand
PCL - NVDR 14,950 2,798
Charoen Pokphand Foods
PCL - NVDR 495,600 293,430
Charoen Pokphand Foods
PCL, Class F 1,201,800 711,550
#CP AXTRA PCL - NVDR,
Class R 168,811 76,126
CP AXTRA PCL, Class F 557,600 251,452
Dohome PCL, Class F 109,200 11,256
Eastern Polymer Group PCL 349,500 37,955
GFPT PCL 465,100 130,552
GFPT PCL - NVDR 44,900 12,603
Hana Microelectronics PCL,
Class F 14,800 14,983
Indorama Ventures PCL,
Class F 283,900 224,263
#IRPC PCL 3,838,500 249,639
IRPC PCL - NVDR 2,290,400 148,958
Kasikornbank PCL 79,600 473,729
Kasikornbank PCL - NVDR 89,400 532,053
#Khon Kaen Sugar Industry
PCL, Class F 520,300 25,538
Kiatnakin Phatra Bank PCL
- NVDR 3,500 8,482
Krung Thai Bank PCL - NVDR 567,000 574,001
Land & Houses PCL - NVDR 7,200 795
Land & Houses PCL, Class F 1,880,600 207,690
LH Financial Group PCL,
Class F 1,845,815 63,986
Northeast Rubber PCL, Class
F 167,100 23,991
Polyplex Thailand PCL, Class
A 224,800 67,583
Precious Shipping PCL
- NVDR 227,500 47,457
Precious Shipping PCL, Class
F 114,470 23,879
Pruksa Holding PCL 152,000 16,040
#PTT Exploration & Production
PCL - NVDR 20,000 94,486
PTT Exploration & Production
PCL, Class F 251,200 1,186,741
PTT Global Chemical PCL
- NVDR 122,400 148,318
PTT Global Chemical PCL,
Class F 407,500 493,788
PTT PCL 424,000 458,501
PTT PCL - NVDR 3,766,200 4,072,660
Quality Houses PCL, Class F 1,881,800 77,933
Regional Container Lines PCL,
Class F 172,600 162,818
Rojana Industrial Park PCL
- NVDR 42,500 6,102

Dimensional Emerging Markets Value ETF
continued
Shares Value †
THAILAND — (Continued)
Rojana Industrial Park PCL,
Class F 356,200 $ 51,139
S Hotels & Resorts PCL
- NVDR 190,400 9,287
S Hotels & Resorts PCL, Class
F 415,400 20,262
Sansiri PCL 5,497,000 236,086
Sansiri PCL - NVDR 1,642,200 70,529
SC Asset Corp. PCL 799,900 49,077
SCB X PCL - NVDR 22,000 88,412
SCG Packaging PCL, Class F 123,400 94,639
Siam Cement PCL (The) 112,500 828,284
Siam Cement PCL (The)
- NVDR 117,000 861,416
SPCG PCL 277,900 75,448
Sri Trang Agro-Industry PCL
- NVDR 308,900 168,676
Sri Trang Agro-Industry PCL,
Class F 152,000 83,000
Sri Trang Gloves Thailand
PCL, Class F 449,500 142,031
Star Petroleum Refining PCL 661,501 149,154
*STP & I PCL 370,200 45,654
Supalai PCL 328,100 163,056
Supalai PCL - NVDR 133,800 66,495
*Super Energy Corp. PCL,
Class F 8,618,400 29,083
Thai Life Insurance PCL
- NVDR 3,600 1,160
Thai Oil PCL 119,000 175,228
Thai Oil PCL - NVDR 421,419 620,542
#Thai Union Group PCL
- NVDR 105,500 37,219
Thai Union Group PCL, Class
F 128,600 45,369
Thoresen Thai Agencies PCL,
Class F 417,200 63,737
TMBThanachart Bank PCL
- NVDR 571,000 39,588
TPI Polene PCL, Class F 3,292,300 86,859
TPI Polene Power PCL 1,136,312 66,929
Triple i Logistics PCL 77,200 9,378
TOTAL THAILAND 20,118,361
TURKEY — (0.7%)
Afyon Cimento Sanayi TAS 41,338 12,378
Akbank TAS 403,133 653,082
*Akfen Yenilenebilir Enerji A/S 75,907 37,395
Aksa Akrilik Kimya Sanayii A/S 5,977 1,401
*Aksa Enerji Uretim A/S, Class
B 50,068 91,084
Alarko Holding A/S 76,297 161,510
Albaraka Turk Katilim Bankasi
A/S 278,742 51,881
Anadolu Anonim Turk Sigorta
Sirketi 4,576 2,925
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 756,158 317,627
*Arcelik A/S 8,385 20,765
Shares Value †
TURKEY — (Continued)
#*Baticim Bati Anadolu
Cimento Sanayii A/S 53,683 $ 7,390
*Bera Holding A/S 383,431 144,684
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 160 1,937
Bursa Cimento Fabrikasi A/S 281,560 38,198
*Can2 Termik A/S 3,532,385 139,936
Dogan Sirketler Grubu Holding
A/S 343,542 172,893
Dogu Aras Enerji Yatirimlari
A/S 12,317 28,486
Dogus Otomotiv Servis ve
Ticaret A/S 47,986 191,690
Eregli Demir ve Celik
Fabrikalari TAS 1,078,462 838,238
*Esenboga Elektrik Uretim A/S 200,536 16,554
Goknur Gida Maddeleri Ithalat
Ihracat Ticaret Ve Sanayi A/S 38,580 18,426
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S 633,295 539,884
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 51,178 40,095
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 2,782,078 176,709
*Kayseri Seker Fabrikasi A/S 340,279 35,621
KOC Holding A/S 256,343 1,147,125
Lila Kagit Sanayi VE Ticaret
A/S 3,513 2,723
Migros Ticaret A/S 148 2,101
*NET Holding A/S 74,774 63,447
*ODAS Elektrik Uretim ve
Sanayi Ticaret A/S 1,028,399 156,133
*Parsan Makina Parcalari
Sanayii A/S 7,248 13,370
#*Pegasus Hava Tasimaciligi
A/S 46,767 186,924
*Petkim Petrokimya Holding
A/S 37,120 19,634
*Polisan Holding A/S 67,330 31,710
*Qua Granite Hayal 378,616 31,171
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 7,008 3,102
*Sasa Polyester Sanayi A/S 1,173,674 81,562
Sekerbank Turk A/S 432,932 117,563
*Sok Marketler Ticaret A/S 80,867 91,095
*TAV Havalimanlari Holding
A/S 22,073 136,049
Tekfen Holding A/S 48,125 151,879
*Tukas Gida Sanayi ve Ticaret
A/S 2,173,744 123,156
Turcas Holding A/S 38,944 39,888
Turk Hava Yollari AO 249,003 1,698,697
*Turk Telekomunikasyon A/S 137,146 188,639
Turkcell Iletisim Hizmetleri A/S 613,752 1,522,673
Turkiye Garanti Bankasi A/S 128,897 381,687
#*Turkiye Halk Bankasi A/S 39,263 32,881
Turkiye Is Bankasi A/S 958,304 304,131

Dimensional Emerging Markets Value ETF
continued
Shares Value †
TURKEY — (Continued)
Turkiye Petrol Rafinerileri A/S 340,697 $ 2,043,364
Turkiye Sise ve Cam
Fabrikalari A/S 356,025 377,104
*Turkiye Vakiflar Bankasi TAO 54,046 37,869
Ulker Biskuvi Sanayi A/S 58,473 160,337
*Yapi ve Kredi Bankasi A/S 252,074 206,636
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 52,061 50,466
*Yayla Agro Gida Sanayi VE
Nakliyat A/S 42,704 11,029
*Yigit Aku Malzemeleri Nakliyat
Turizm Ins San Ve Tic AS 20,912 11,200
*Zorlu Enerji Elektrik Uretim
A/S, Class H 332,780 22,536
TOTAL TURKEY 13,188,670
UNITED ARAB EMIRATES — (1.4%)
Abu Dhabi Commercial Bank
PJSC 621,637 2,335,645
Abu Dhabi National Hotels 1,920,124 193,429
Abu Dhabi National Insurance
Co. PSC 6,314 13,271
*Abu Dhabi Ports Co. PJSC 660,788 780,805
ADNOC Logistics & Services 118,737 189,764
Agthia Group PJSC 158,243 160,703
Ajman Bank PJSC 287,829 112,846
Alpha Dhabi Holding PJSC 712,755 1,461,255
Amanat Holdings PJSC 513,814 179,063
*Bank of Sharjah 387,817 130,930
Dana Gas PJSC 3,620,687 887,206
Deyaar Development PJSC 1,014,797 226,561
Dubai Investments PJSC 1,219,902 1,348,472
Dubai Islamic Bank PJSC 38,058 73,984
Emaar Development PJSC 165,104 655,399
Emaar Properties PJSC 3,472,390 11,155,818
Emirates NBD Bank PJSC 574,390 4,535,193
*EMSTEEL Building Materials
PJSC 396,132 118,638
*Ghitha Holding PJSC 12,192 36,182
*Gulf Pharmaceutical
Industries PSC 69,678 19,730
*Modon Holding PSC 832,146 663,832
National Bank of Ras Al-
Khaimah PSC (The), Class K 18,977 42,626
National Central Cooling Co.
PJSC 252,773 186,505
NMDC Group PJSC 50,226 262,008
*RAK Properties PJSC 649,644 189,256
Ras Al Khaimah Ceramics
PJSC 124,793 82,224
Sharjah Islamic Bank 90,178 72,675
TOTAL UNITED ARAB
EMIRATES 26,114,020
TOTAL COMMON STOCKS 1,788,542,075
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.5%)
Banco do Estado do Rio
Grande do Sul SA, Class B
0.560% 131,416 411,994
Shares Value †
BRAZIL — (Continued)
Gerdau SA 2.740% 80,910 $ 367,167
Marcopolo SA 10.730% 181,368 235,883
Petroleo Brasileiro SA -
Petrobras 2.420% 897,030 8,836,350
Randoncorp SA 0.890% 74,400 79,292
Schulz SA 5.600% 35,800 37,436
TOTAL BRAZIL 9,968,122
COLOMBIA — (0.1%)
Grupo Argos SA 5.650% 30,752 103,184
Grupo Aval Acciones y Valores
SA 3.470% 67,157 14,893
Grupo de Inversiones
Suramericana SA 3.710% 66,269 738,998
TOTAL COLOMBIA 857,075
TOTAL PREFERRED
STOCKS 10,825,197
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*<Banco Pine SA 03/31/26 26 –
TOTAL BRAZIL –
MALAYSIA — (0.0%)
*Berjaya Corp. BHD 01/06/31 345,927 4,355
*Top Glove Corp. BHD
02/09/30 31,115 1,136
TOTAL MALAYSIA 5,491
THAILAND — (0.0%)
*Bangkok Ranch PCL 09/01/26 1,400 –
*Better World Green PCL
05/28/27 14,666 18
*Energy Absolute PCL
02/13/28 28,467 480
*Energy Absolute PCL
02/13/28 145,133 2,449
*Noble Development PCL
05/18/27 29,050 107
*Northeast Rubber PCL -
NVDR, Class A 05/15/26 27,850 9
*Origin Property PCL 05/18/28 44,525 369
*Origin Property PCL 05/18/28 53,500 443
TOTAL THAILAND 3,875
UNITED ARAB EMIRATES — (0.0%)
*Sharjah Islamic Bank
05/08/26 30,059 3,281
TOTAL UNITED ARAB
EMIRATES 3,281
TOTAL RIGHTS/WARRANTS 12,647
TOTAL INVESTMENT SECURITIES — (97.9%)
(Cost $1,237,848,359) 1,799,379,919
SECURITIES LENDING COLLATERAL — (2.1%)
@§The DFA Short Term
Investment Fund 3,320,605 38,419,404
TOTAL INVESTMENTS — ( 100.0% )
(Cost $1,276,267,763) $ 1,837,799,323

Dimensional Emerging Markets Value ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $32,337,727 which represented 1.8% of the net assets of the Fund.
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ........................ $ 62,868,004 $ — $ — $ 62,868,004
Chile ......................... 5,807,330 — — 5,807,330
China ........................ 419,675,244 433,071 35,810 420,144,125
Colombia ..................... 2,025,222 — — 2,025,222
Czechia ...................... 1,802,286 — — 1,802,286
Greece ....................... 12,342,100 — — 12,342,100
Hong Kong .................... 71,486 — — 71,486
Hungary ...................... 2,390,060 — — 2,390,060
India ......................... 230,515,037 1,090,873 — 231,605,910
Indonesia ..................... 20,104,800 — 1,485 20,106,285
Korea, Republic of .............. 355,961,888 162,673 4,197 356,128,758
Kuwait ....................... 10,401,963 — 24,495 10,426,458
Malaysia ...................... 21,952,137 — — 21,952,137
Mexico ....................... 23,777,507 — — 23,777,507
Philippines .................... 4,896,270 — — 4,896,270
Poland ....................... 21,849,423 — — 21,849,423
Qatar ........................ 9,505,930 — — 9,505,930
Saudi Arabia ................... 42,760,353 — — 42,760,353
South Africa ................... 51,273,588 — — 51,273,588
Taiwan ....................... 427,387,792 — — 427,387,792
Thailand ...................... — 20,118,361 — 20,118,361
Turkey ....................... 13,188,670 — — 13,188,670
United Arab Emirates ............ 25,983,090 130,930 — 26,114,020
Preferred Stocks
Brazil ........................ 9,968,122 — — 9,968,122
Colombia ..................... 857,075 — — 857,075
Rights/Warrants
Brazil ........................ — — — —
Malaysia ...................... 5,491 — — 5,491
Thailand ...................... 3,866 9 — 3,875
United Arab Emirates ............ 3,281 — — 3,281
Securities Lending Collateral ........ — 38,419,404 — 38,419,404
Total Investments .................
$1,777,378,015 $60,355,321 $65,987> $1,837,799,323
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional Emerging Markets Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value †
COMMON STOCKS — (97.8%)
BRAZIL — (3.2%)
Allied Tecnologia SA 143,410 $ 179,896
Allos SA 544,136 3,347,336
Allpark Empreendimentos
Participacoes e Servicos SA 10,100 8,595
Alupar Investimento SA 143,099 990,871
Ambev SA 83,300 242,591
#Ambev SA, Sponsored ADR 1,019,876 2,978,038
Anima Holding SA 609,300 485,493
Armac Locacao Logistica E
Servicos SA 75,100 71,898
Auren Energia SA 214,999 599,377
*Axia Energia SA 93,301 1,122,631
Axia Energia SA 292,678 3,644,964
*Axia Energia SA, ADR 19,378 233,505
#Axia Energia SA, Sponsored
ADR 74,330 932,841
Azzas 2154 SA 7,200 31,243
B3 SA - Brasil Bolsa Balcao 1,232,364 4,459,602
Banco ABC Brasil SA 125,909 633,285
ΩBanco BMG SA 244,751 262,809
Banco Bradesco SA 146,189 566,870
Banco Bradesco SA 290,794 975,850
Banco Bradesco SA,
Sponsored ADR 994,201 3,857,500
Banco BTG Pactual SA 215,672 2,568,637
Banco do Brasil SA 458,652 2,044,529
Banco Pine SA 142,405 410,718
Banco Santander Brasil SA 981,488 5,720,619
#Banco Santander Brasil SA,
Sponsored ADR 3,112 18,236
BB Seguridade Participacoes
SA 380,890 2,590,028
Bemobi Mobile Tech SA 89,299 469,580
Blau Farmaceutica SA 60,198 121,184
Boa Safra Sementes SA 137,734 193,232
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 94,269 351,919
Brava Energia 312,128 1,198,420
C&A MODAS SA 490,973 1,115,489
Caixa Seguridade
Participacoes S/A 31,200 113,280
Camil Alimentos SA 123,094 156,882
Cia Brasileira de Aluminio 321,929 684,254
*Cia Brasileira de Distribuicao 691,300 332,996
Cia de Ferro Ligas da Bahia
FERBASA 235,900 364,096
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 270,126 1,797,261
#Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 160,835 5,408,881
Cia de Saneamento de Minas
Gerais Copasa MG 261,759 2,839,085
Cia De Sanena Do Parana 267,370 2,175,494
Shares Value †
BRAZIL — (Continued)
Cia De Sanena Do Parana 258,015 $ 483,157
Cia De Sanena Do Parana 889,665 1,407,065
Cia Energetica de Minas
Gerais 144,030 485,939
Cia Energetica de Minas
Gerais, Sponsored ADR 162,930 410,584
Cia Paranaense de Energia
- Copel 823,608 2,628,325
#Cia Paranaense de Energia -
Copel, ADR 41,211 530,385
*Cia Siderurgica Nacional SA 1,017,839 1,272,707
*CM Hospitalar SA 45,500 12,420
Cogna Educacao SA 6,944,615 3,874,845
Construtora Tenda S/A 73,314 413,480
CPFL Energia SA 88,169 865,870
Cruzeiro do Sul Educacional
SA 378,503 408,708
CSU Digital SA 24,382 87,841
Cury Construtora e
Incorporadora SA 172,335 1,039,738
*CVC Brasil Operadora e
Agencia de Viagens SA 365,966 141,762
*Cyrela Brazil Realty
SA Empreendimentos e
Participacoes 82,772 354,519
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 436,600 2,058,392
ΩDesktop SA 122,797 453,489
Dexco SA 656,827 686,831
*Diagnosticos da America SA 31,700 21,505
Dimed SA Distribuidora da
Medicamentos 135,087 367,921
Direcional Engenharia SA 256,038 660,342
EcoRodovias Infraestrutura e
Logistica SA 452,361 798,060
Embraer SA 603,900 9,337,760
Embraer SA, Sponsored ADR 150,068 9,409,264
Empreendimentos Pague
Menos S/A 601,583 671,323
Energisa S/A 237,053 2,513,071
*Eneva SA 635,384 3,453,396
Engie Brasil Energia SA 145,133 1,028,550
Equatorial SA 784,503 6,663,489
Eucatex SA Industria e
Comercio 65,140 280,830
Even Construtora e
Incorporadora S/A 210,091 262,698
Ez Tec Empreendimentos e
Participacoes S/A 300,825 842,267
Fleury SA 299,992 968,182
Fras-Le SA 73,120 317,288
Gerdau SA, Sponsored ADR 766,792 3,504,240
ΩGPS Participacoes e
Empreendimentos SA 187,605 567,815

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
BRAZIL — (Continued)
Grendene SA 473,006 $ 415,817
*Grupo Casas Bahia SA 154,369 83,034
Grupo Mateus SA 828,876 722,006
Grupo SBF SA 207,945 459,930
GUARARAPES
CONFECCOES SA 320,545 616,977
Ω*Hapvida Participacoes e
Investimentos S/A 17,668 43,936
*Hidrovias do Brasil SA 126,800 85,002
Hospital Mater Dei SA 71,300 82,141
Hypera SA 445,297 2,013,596
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 91,225 261,276
Iochpe Maxion SA 234,217 444,234
Irani Papel e Embalagem SA 143,389 224,477
IRB-Brasil Resseguros SA 111,897 1,201,527
Itau Unibanco Holding SA,
Sponsored ADR 207,673 1,806,755
*Jalles Machado SA 116,656 74,924
*JBS NV 237,255 3,769,490
JHSF Participacoes SA 785,194 1,977,799
JSL SA 186,300 263,985
Kepler Weber SA 185,856 290,214
Klabin SA 1,199,332 4,207,676
Lavvi Empreendimentos
Imobiliarios SA 98,016 256,725
Localiza Rent a Car SA 387,613 3,571,635
Localiza Rent a Car SA, Class
A 14,407 127,634
LOG Commercial Properties e
Participacoes SA 51,400 274,724
*Log-in Logistica Intermodal
SA 18,208 112,923
*Lojas Quero-Quero SA 437,800 158,165
Lojas Renner SA 1,518,494 4,144,894
ΩLWSA SA 544,131 413,908
M Dias Branco SA 101,937 480,387
Magazine Luiza SA 1,031,411 1,703,699
Mahle Metal Leve SA 12,113 82,781
Marcopolo SA 249,728 322,785
MBRF Global Foods Co. SA 311,444 1,089,529
#MBRF Global Foods Co. SA,
ADR 16,700 57,615
Melnick Even Desenvolvimento
Imobiliario SA 169,001 114,309
Mills Locacao Servicos e
Logistica SA 199,500 508,920
Minerva SA 652,300 497,499
ΩMitre Realty
Empreendimentos E
Participacoes LTDA 105,058 78,018
Motiva Infraestrutura de
Mobilidade SA 820,798 2,635,832
Moura Dubeux Engenharia S/A 120,501 730,155
Movida Participacoes SA 492,636 1,200,345
*MRV Engenharia e
Participacoes SA 904,006 1,255,564
Shares Value †
BRAZIL — (Continued)
Multiplan Empreendimentos
Imobiliarios SA 300,591 $ 1,913,686
Oceanpact Servicos Maritimos
SA 195,113 404,527
Odontoprev SA 286,449 876,756
Petroleo Brasileiro SA
- Petrobras 709,700 7,795,818
#Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 977,950 19,441,646
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 155,031 3,415,333
Petroreconcavo S/A 235,545 612,689
Plano & Plano
Desenvolvimento Imobiliario
SA 69,738 142,628
Porto Seguro SA 185,928 1,858,011
Positivo Tecnologia SA 108,400 91,377
*PRIO SA 871,333 11,613,926
Profarma Distribuidora de
Produtos Farmaceuticos SA 82,286 131,132
Qualicorp Consultoria e
Corretora de Seguros SA 442,700 159,046
Raia Drogasil SA 686,862 3,024,597
ΩRede D'Or Sao Luiz SA 154,918 1,193,040
Romi SA 79,839 109,766
Rumo SA 295,800 933,874
Sao Carlos Empreendimentos
e Participacoes SA 18,000 53,649
Sao Martinho S/A 169,997 551,712
Sendas Distribuidora S/A 1,682,100 2,987,834
Sendas Distribuidora S/A, ADR 8,878 80,435
ΩSer Educacional SA 213,600 544,889
SIMPAR SA 504,986 1,116,921
SLC Agricola SA 238,252 812,918
Smartfit Escola de Ginastica e
Danca SA 262,786 910,869
Suzano SA 314,486 2,767,154
#Suzano SA, Class A,
Sponsored ADR 129,036 1,144,549
SYN prop e tech SA 61,289 48,712
Tegma Gestao Logistica SA 51,351 328,777
Telefonica Brasil SA 97,160 765,400
#Telefonica Brasil SA, ADR 125,100 1,985,337
TIM SA 512,200 2,647,148
TIM SA, ADR 26,532 688,240
TOTVS SA 96,000 613,873
Transmissora Alianca de
Energia Eletrica S/A 307,800 2,626,777
Tres Tentos Agroindustrial S/A 154,769 521,861
Trisul SA 187,441 183,212
Ultrapar Participacoes SA 733,509 4,407,767
Ultrapar Participacoes SA,
Sponsored ADR 82,682 495,265
Unifique Telecomunicacoes
S/A, Class A 274,914 377,963
Unipar Carbocloro SA 12,878 155,211
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas 99,226 160,318

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
BRAZIL — (Continued)
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas, Class A 909,945 $ 1,514,018
Vale SA 4,100 66,803
Vale SA, Class B, Sponsored
ADR 1,759,387 28,783,571
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 117,668 465,958
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 1,136,969 903,660
Veste SA Estilo 21,000 15,005
Vibra Energia SA 1,368,096 9,143,705
Vivara Participacoes SA 154,000 797,756
Vulcabras SA 84,654 268,112
WEG SA 421,283 3,793,103
Wiz Co. 112,184 199,717
YDUQS Participacoes SA 412,687 816,694
TOTAL BRAZIL 281,909,660
CHILE — (0.4%)
Administradora de Fondos de
Pensiones Habitat SA 16,299 25,818
Aguas Andinas SA, Class A 2,637,099 994,331
Banco de Chile 803,697 150,126
Banco de Chile, Sponsored
ADR 78,726 2,981,354
Banco de Credito e
Inversiones SA 29,565 1,990,589
Banco Itau Chile SA 13,355 272,121
Banco Santander Chile 6,828,412 544,065
Banco Santander Chile,
Sponsored ADR 24,716 790,418
Besalco SA 100,059 139,835
BICECORP SA 1,096,859 490,330
Camanchaca SA, Class A 3,936 374
*CAP SA 93,316 724,910
Cencosud SA 697,886 1,758,191
Cencosud Shopping SA 187,526 566,508
Cia Cervecerias Unidas SA 120,226 678,999
#Cia Cervecerias Unidas SA,
Sponsored ADR 21,230 242,659
Colbun SA 5,433,177 806,230
Embotelladora Andina SA,
Sponsored ADR 19,839 559,658
Empresa Nacional de
Telecomunicaciones SA 382,796 1,509,098
Empresas CMPC SA 552,457 682,813
Empresas Copec SA 179,641 1,253,872
Enel Americas SA 5,961,361 554,530
Enel Chile SA 10,779,871 964,551
Enel Chile SA, Sponsored
ADR 29,460 133,454
Engie Energia Chile SA 505,702 963,495
Falabella SA 202,729 1,223,524
Forus SA 10,648 25,963
Instituto de Diagnostico SA 328 962
Inversiones Aguas
Metropolitanas SA 704,147 764,169
Shares Value †
CHILE — (Continued)
Inversiones La Construccion
SA 48,083 $ 1,117,113
Latam Airlines Group SA 11,279,850 267,311
#Latam Airlines Group SA,
ADR 55,696 2,647,231
Parque Arauco SA 433,668 1,930,561
Plaza SA 263,218 1,302,908
Ripley Corp. SA 1,820,646 769,771
Salfacorp SA 853,137 1,314,626
Salmones Camanchaca SA 136 790
Sigdo Koppers SA 452 851
SMU SA 4,176,394 631,945
Sociedad Matriz SAAM SA 994,284 161,856
*Sociedad Quimica y Minera
de Chile SA, Sponsored ADR 29,409 2,710,627
*Socovesa SA 204,946 27,391
SONDA SA 697,495 223,617
Vina Concha y Toro SA 326,489 320,854
TOTAL CHILE 35,220,399
CHINA — (23.3%)
*263 Network Communications
Co., Ltd., Class A 51,200 51,108
360 Security Technology, Inc.,
Class A 71,900 117,547
#361 Degrees International,
Ltd. 1,391,000 962,402
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 118,604 372,007
Ω#*3SBio, Inc. 2,849,500 8,417,097
5I5J Holding Group Co., Ltd.,
Class A 816,000 354,712
AAC Technologies Holdings,
Inc. 1,404,500 6,454,380
*ABA Chemicals Corp. 76,200 66,471
Accelink Technologies Co.,
Ltd., Class A 15,400 325,205
*ADAMA, Ltd., Class A 47,500 47,414
*Addsino Co., Ltd., Class A 129,800 466,967
#*Adicon Holdings, Ltd. 58,000 30,578
Advanced Micro-Fabrication
Equipment, Inc. China, Class A 3,833 211,107
Advanced Technology &
Materials Co., Ltd., Class A 99,700 311,838
*AECC Aero Science and
Technology Co., Ltd., Class A 26,100 142,068
AECC Aero-Engine Control
Co., Ltd., Class A 39,600 120,150
AECC Aviation Power Co.,
Ltd., Class A 12,900 87,324
*Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 77,900 273,639
Aerospace Intelligent
Manufacturing Technology
Co., Ltd. 65,100 180,941
#*Agile Group Holdings, Ltd. 2,036,000 62,376
Agricultural Bank of China,
Ltd., Class H 10,880,000 8,444,283

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Aier Eye Hospital Group Co.,
Ltd., Class A 366,370 $ 578,054
*AIM Vaccine Co., Ltd., Class
H 243,600 73,387
Ω#*AInnovation Technology
Group Co., Ltd., Class H 256,100 123,248
*Air China, Ltd., Class H 1,956,000 1,171,041
Aisino Corp., Class A 85,000 104,627
ΩAK Medical Holdings, Ltd. 726,000 583,858
Ω#*Akeso, Inc. 242,000 4,195,130
Alibaba Group Holding, Ltd.,
Class W 5,032,800 80,948,818
#Alibaba Group Holding, Ltd.,
Sponsored ADR 138,614 18,280,414
#*Alibaba Health Information
Technology, Ltd. 2,286,000 1,275,228
Ω#A-Living Smart City
Services Co., Ltd., Class H 920,750 253,878
All Winner Technology Co.,
Ltd., Class A 11,544 60,488
Allmed Medical Products Co.,
Ltd., Class A 194,800 392,602
*Alpha Group, Class A 39,200 47,735
Ω*Alphamab Oncology 464,000 610,078
Aluminum Corp. of China, Ltd.,
Class H 4,784,000 6,937,449
*Amlogic Shanghai Co., Ltd.,
Class A 7,309 113,181
Amoy Diagnostics Co., Ltd.,
Class A 59,300 175,409
*<Amrita Global Development,
Ltd. 320,000 24,509
An Hui Wenergy Co., Ltd.,
Class A 91,400 108,090
#*Angang Steel Co., Ltd.,
Class H 1,802,000 335,844
Angel Yeast Co., Ltd., Class A 39,300 216,277
ΩAngelalign Technology, Inc. 49,200 562,106
Anhui Anfu Battery Technology
Co., Ltd. 60,610 368,148
Anhui Anke Biotechnology
Group Co., Ltd., Class A 64,100 82,935
Anhui Construction
Engineering Group Co., Ltd.,
Class A 344,200 271,537
Anhui Expressway Co., Ltd.,
Class H 354,000 713,536
*Anhui Golden Seed Winery
Co., Ltd., Class A 64,700 75,189
Anhui Gourgen Traffic
Construction Co., Ltd. 76,300 81,299
Anhui Gujing Distillery Co.,
Ltd., Class A 15,800 247,972
*Anhui Guofeng New Materials
Co., Ltd. 77,900 103,071
Anhui Heli Co., Ltd., Class A 69,700 183,932
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 156,000 189,282
Shares Value †
CHINA — (Continued)
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 121,230 $ 344,402
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 235,500 218,185
*Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 19,200 133,033
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 243,000 190,990
Anhui Jinhe Industrial Co.,
Ltd., Class A 81,538 278,423
Anhui Korrun Co., Ltd., Class
A 20,400 63,299
Anhui Kouzi Distillery Co., Ltd.,
Class A 49,642 173,360
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 219,000 234,951
*Anhui Tatfook Technology
Co., Ltd., Class A 48,200 77,601
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 79,720 90,077
*Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 80,700 133,588
Anhui Yingjia Distillery Co.,
Ltd., Class A 41,594 231,337
Anhui Yingliu
Electromechanical Co., Ltd.,
Class A 49,200 544,254
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 133,100 338,967
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 7,949 291,092
Anjoy Foods Group Co., Ltd.,
Class A 18,500 296,196
Anker Innovations Technology
Co., Ltd., Class A 17,300 317,623
*Anshan Hifichem Co., Ltd.,
Class A 49,200 95,918
ANTA Sports Products, Ltd. 1,489,600 15,430,801
Anton Oilfield Services Group
Hong Kong 4,224,000 566,166
*Anyang Iron & Steel, Inc. 194,300 59,436
Aoshikang Technology Co.,
Ltd., Class A 26,800 204,951
Aotecar New Energy
Technology Group Co., Ltd.,
Class A 352,000 148,892
Apeloa Pharmaceutical Co.,
Ltd., Class A 104,000 278,101
*ApicHope Pharmaceutical
Group Co., Ltd. 17,900 108,594
Appotronics Corp., Ltd. 43,101 93,869
APT Medical, Inc., Class A 5,034 175,260
Arctech Solar Holding Co., Ltd. 26,957 159,911
Ω*<Arrail Group, Ltd. 288,500 50,454

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 62,300 $ 492,849
Ω#AsiaInfo Technologies, Ltd. 276,000 196,948
Asian Star Anchor Chain Co.,
Ltd., Class A 92,700 148,296
Asymchem Laboratories
Tianjin Co., Ltd., Class A 10,700 196,637
Aurisco Pharmaceutical Co.,
Ltd., Class A 36,600 121,065
Autel Intelligent Technology
Corp., Ltd., Class A 41,490 205,678
Autobio Diagnostics Co., Ltd.,
Class A 30,400 149,056
*Autostreets Development, Ltd. 111,600 27,637
Avary Holding Shenzhen Co.,
Ltd., Class A 65,400 689,670
AviChina Industry &
Technology Co., Ltd., Class H 7,299,000 3,205,178
AVICOPTER PLC, Class A 24,000 109,631
Bafang Electric Suzhou Co.,
Ltd., Class A 19,700 107,116
*BAIC BluePark New Energy
Technology Co., Ltd., Class A 21,700 22,582
*BAIC Foton Motor Co., Ltd.,
Class A 767,700 396,640
Ω#*BAIC Motor Corp., Ltd.,
Class H 3,504,500 621,829
Baimtec Material Co., Ltd. 6,140 51,610
Baiyin Nonferrous Group Co.,
Ltd., Class A 433,100 483,663
Bank of Beijing Co., Ltd.,
Class A 484,128 375,548
Bank of Changsha Co., Ltd.,
Class A 248,900 363,203
Bank of Chengdu Co., Ltd.,
Class A 171,600 480,968
Bank of China, Ltd., Class H 36,641,000 23,667,268
Bank of Chongqing Co., Ltd.,
Class H 811,500 858,763
Bank of Communications Co.,
Ltd., Class H 3,326,000 3,035,698
*Bank of Gansu Co., Ltd.,
Class H 424,000 21,379
Bank of Guiyang Co., Ltd.,
Class A 284,600 250,345
Bank of Hangzhou Co., Ltd.,
Class A 255,500 650,684
Bank of Jiangsu Co., Ltd.,
Class A 757,359 1,252,593
Bank of Nanjing Co., Ltd.,
Class A 386,551 664,775
Bank of Ningbo Co., Ltd.,
Class A 267,300 1,298,874
ΩBank of Qingdao Co., Ltd.,
Class H 1,521,000 999,923
Bank of Shanghai Co., Ltd.,
Class A 327,800 450,030
Bank of Suzhou Co., Ltd.,
Class A 241,040 300,579
Shares Value †
CHINA — (Continued)
Bank of Tianjin Co., Ltd., Class
H 291,000 $ 93,610
Bank of Xi'an Co., Ltd., Class
A 181,878 98,228
Ω#Bank of Zhengzhou Co.,
Ltd., Class H 1,462,300 190,400
*Baoding Tianwei Baobian
Electric Co., Ltd. 31,400 68,707
Baoji Titanium Industry Co.,
Ltd. 22,400 109,535
Baoshan Iron & Steel Co., Ltd.,
Class A 845,900 781,229
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 123,195 131,267
*Baotailong New Materials
Co., Ltd. 295,900 135,989
Baowu Magnesium
Technology Co., Ltd., Class A 46,220 106,141
Baoye Group Co., Ltd., Class
H 150,000 76,400
*Baozun, Inc., Class A 25,200 23,419
*Baozun, Inc., Sponsored ADR 66,971 182,161
*BaTeLab Co., Ltd., Class H 11,700 48,510
#BBMG Corp., Class H 2,890,000 280,377
BBMG Jidong Cement Group
Co., Ltd., Class A 271,800 170,264
*Be Friends Holding, Ltd.,
Class A 1,118,000 102,755
Bear Electric Appliance Co.,
Ltd., Class A 23,100 139,567
Beauty Farm Medical And
Health Industry, Inc. 8,500 22,222
Befar Group Co., Ltd., Class A 421,300 329,895
Beibuwan Port Co., Ltd., Class
A 182,100 308,104
Beijing Balance Medical
Technology Co., Ltd. 3,392 48,003
*Beijing BDStar Navigation
Co., Ltd., Class A 14,500 86,800
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 17,160 89,488
*Beijing Bohui Innovation
Biotechnology Group Co., Ltd.,
Class A 24,500 20,081
*Beijing Capital Development
Co., Ltd., Class A 311,200 206,333
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 636,800 285,203
*Beijing Capital International
Airport Co., Ltd., Class H 198,000 48,023
Beijing Career International
Co., Ltd., Class A 50,400 179,548
Beijing Changjiu Logistics
Corp., Class A 70,500 69,031
Beijing Compass Technology
Development Co., Ltd., Class
A 3,335 48,026

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Beijing CTJ Information
Technology Co., Ltd., Class A 13,800 $ 41,689
Beijing Dabeinong Technology
Group Co., Ltd., Class A 344,700 196,255
Beijing Dahao Technology
Corp., Ltd., Class A 33,840 81,030
Beijing Easpring Material
Technology Co., Ltd., Class A 26,200 243,273
*Beijing eGOVA Co., Ltd.,
Class A 44,300 86,170
Beijing Energy International
Holding Co., Ltd. 776,600 105,083
Beijing Enlight Media Co., Ltd.,
Class A 88,600 191,663
Beijing Enterprises Holdings,
Ltd. 864,000 3,419,052
Beijing Enterprises Water
Group, Ltd. 6,046,000 2,130,137
Beijing Fengjing Automotive
Parts Co., Ltd. 421,900 242,679
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 299,040 638,141
*Beijing Haixin Energy
Technology Co., Ltd., Class A 270,900 181,595
Beijing Haohua Energy
Resource Co., Ltd., Class A 246,000 420,901
*Beijing Huafeng Test &
Control Technology Co., Ltd.,
Class A 5,868 300,170
Beijing Jetsen Technology Co.,
Ltd., Class A 451,200 369,817
#Beijing Jingneng Clean
Energy Co., Ltd., Class H 1,402,000 395,522
Beijing Jingyeda Technology
Co., Ltd. 15,600 40,962
*Beijing Jingyuntong
Technology Co., Ltd., Class A 324,771 186,810
Beijing Kingsoft Office
Software, Inc., Class A 2,774 102,290
*Beijing Leike Defense
Technology Co., Ltd., Class A 106,000 203,860
Beijing New Building Materials
PLC, Class A 88,000 334,105
*Beijing North Star Co., Ltd.,
Class H 844,000 89,423
Beijing Oriental Jicheng Co.,
Ltd. 27,300 105,367
Beijing Originwater Technology
Co., Ltd., Class A 548,400 314,640
*Beijing Philisense Technology
Co., Ltd., Class A 300 190
Beijing Roborock Technology
Co., Ltd., Class A 8,027 136,048
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 42,000 87,352
Beijing Sanyuan Foods Co.,
Ltd. 223,000 198,771
Shares Value †
CHINA — (Continued)
*Beijing Sdl Technology Co.,
Ltd., Class A 53,600 $ 66,761
Beijing Shiji Information
Technology Co., Ltd., Class A 79,082 116,672
Beijing Shougang Co., Ltd.,
Class A 268,200 179,000
Beijing Shunxin Agriculture
Co., Ltd., Class A 71,100 132,161
Beijing Sifang Automation Co.,
Ltd., Class A 40,400 331,426
Beijing Sinnet Technology Co.,
Ltd., Class A 94,100 218,986
*Beijing Sinohytec Co., Ltd.,
Class H 24,600 60,324
Beijing SL Pharmaceutical Co.,
Ltd., Class A 171,000 162,432
*Beijing Sojo Electric Co., Ltd. 50,000 115,407
*Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 173,200 94,809
Beijing Strong Biotechnologies,
Inc., Class A 76,300 141,827
*Beijing SuperMap Software
Co., Ltd., Class A 43,800 95,840
Beijing Teamsun Technology
Co., Ltd., Class A 52,100 167,151
*Beijing Thunisoft Corp., Ltd.,
Class A 140,200 130,097
Beijing Tiantan Biological
Products Corp., Ltd., Class A 72,172 150,632
#Beijing Tong Ren Tang
Chinese Medicine Co., Ltd. 359,000 336,373
Beijing Tong Ren Tang Co.,
Ltd., Class A 54,100 219,889
Beijing Ultrapower Software
Co., Ltd., Class A 131,700 187,555
Beijing United Information
Technology Co., Ltd., Class A 119,600 474,910
ΩBeijing Urban Construction
Design & Development Group
Co., Ltd., Class H 379,000 59,024
Beijing Wandong Medical
Technology Co., Ltd. 32,700 69,158
*Beijing Wantai Biological
Pharmacy Enterprise Co., Ltd.,
Class A 12,820 73,741
*Beijing Watertek Information
Technology Co., Ltd., Class A 127,300 91,669
Beijing Yanjing Brewery Co.,
Ltd., Class A 77,700 151,252
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 17,900 138,514
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 29,400 51,981
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 1,652,300 1,184,991
*Beingmate Co., Ltd., Class A 137,500 101,228
*Beken Corp., Class A 8,700 45,179

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*Bengang Steel Plates Co.,
Ltd., Class A 142,100 $ 61,354
*BeOne Medicines, Ltd., Class
H 29,200 647,087
#*BeOne Medicines, Ltd.,
Sponsored ADR 8,674 2,561,172
Best Pacific International
Holdings, Ltd. 496,000 184,249
Bestechnic Shanghai Co., Ltd. 2,154 53,478
Bestore Co., Ltd., Class A 97,700 158,583
Bestsun Energy Co., Ltd.,
Class A 192,300 114,271
*Bestway Marine & Energy
Technology Co., Ltd., Class A 168,200 201,130
Bethel Automotive Safety
Systems Co., Ltd., Class A 29,880 200,648
Betta Pharmaceuticals Co.,
Ltd., Class A 20,782 157,986
Beyondsoft Corp., Class A 108,000 165,501
*BGI Genomics Co., Ltd.,
Class A 13,400 78,333
Bichamp Cutting Technology
Hunan Co., Ltd. 26,700 103,871
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 106,510 315,523
*Bilibili, Inc., Class Z 201,800 4,332,888
#*Bilibili, Inc., Class Z,
Sponsored ADR 10,280 226,468
Binhai Investment Co., Ltd. 557,955 84,045
Binjiang Service Group Co.,
Ltd. 84,000 249,842
*Biwin Storage Technology
Co., Ltd. 802 31,116
Black Peony Group Co., Ltd.,
Class A 207,500 335,895
Bloomage Biotechnology
Corp., Ltd., Class A 13,011 78,744
Ω#Blue Moon Group Holdings,
Ltd. 1,187,000 480,331
*Blue Sail Medical Co., Ltd.,
Class A 118,600 128,974
*Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 90,160 225,916
Bluestar Adisseo Co., Class A 82,800 161,059
ΩBOC Aviation, Ltd. 406,000 4,135,797
BOC International China Co.,
Ltd., Class A 54,300 98,708
*BOE HC SemiTek Corp.,
Class A 118,500 209,862
BOE Technology Group Co.,
Ltd., Class A 2,070,000 1,236,119
#BOE Varitronix, Ltd. 540,000 292,963
*Bohai Leasing Co., Ltd.,
Class A 578,200 396,053
*Bomin Electronics Co., Ltd. 108,800 246,826
#Bosideng International
Holdings, Ltd. 9,140,000 4,970,340
BOTH Engineering Technology
Co., Ltd. 51,900 173,042
Shares Value †
CHINA — (Continued)
Bright Dairy & Food Co., Ltd.,
Class A 458,500 $ 496,593
*Bright Real Estate Group Co.,
Ltd., Class A 322,200 179,200
BrightGene Bio-Medical
Technology Co., Ltd., Class A 12,377 114,307
Bros Eastern Co., Ltd., Class A 213,700 290,570
*Brother Enterprises Holding
Co., Ltd. 53,200 45,707
*B-Soft Co., Ltd., Class A 239,000 154,265
BTG Hotels Group Co., Ltd.,
Class A 128,500 294,339
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 113,700 256,944
BXN Holding Co., Ltd., Class A 487,500 296,823
BYD Co., Ltd. 1,527,200 19,982,512
#BYD Electronic International
Co., Ltd. 1,695,500 5,726,878
By-health Co., Ltd., Class A 119,000 182,880
#C&D International Investment
Group, Ltd. 1,081,674 2,047,707
C&S Paper Co., Ltd., Class A 148,700 185,648
Caitong Securities Co., Ltd.,
Class A 116,000 140,409
Ω*CALB Group Co., Ltd.,
Class H 364,700 1,648,046
*Cambricon Technologies
Corp., Ltd. 968 240,848
Camel Group Co., Ltd., Class
A 318,700 464,125
Cangzhou Dahua Co., Ltd.,
Class A 137,500 381,768
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 282,800 232,619
Canmax Technologies Co.,
Ltd., Class A 45,300 732,640
Canny Elevator Co., Ltd.,
Class A 93,200 84,028
Ω*CanSino Biologics, Inc.,
Class H 5,600 21,002
*Capital Environment Holdings,
Ltd. 1,556,000 19,267
Castech, Inc., Class A 22,330 283,752
Cathay Biotech, Inc. 8,850 62,317
CCCC Design & Consulting
Group Co., Ltd., Class A 183,000 178,384
CCS Supply Chain
Management Co., Ltd., Class
A 83,000 35,351
CECEP Solar Energy Co.,
Ltd., Class A 308,000 224,947
CECEP Wind-Power Corp.,
Class A 643,040 400,938
Center International Group
Co., Ltd., Class A 49,500 102,806
Central China Securities Co.,
Ltd., Class H 1,422,000 343,077
*CETC Chips Technology,
Inc., Class A 15,600 37,560

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
CETC Cyberspace Security
Technology Co., Ltd., Class A 22,600 $ 51,866
CETC Digital Technology Co.,
Ltd., Class A 19,630 55,566
CETC Potevio
Science&Technology Co., Ltd.,
Class A 14,500 54,160
CGN New Energy Holdings
Co., Ltd. 2,896,000 972,265
*CGN Nuclear Technology
Development Co., Ltd., Class
A 155,200 177,181
ΩCGN Power Co., Ltd., Class
H 5,976,000 2,654,729
Changbai Mountain Tourism
Co., Ltd. 6,100 31,204
Changchun Faway Automobile
Components Co., Ltd., Class A 108,400 149,455
Changchun High-Tech Industry
Group Co., Ltd., Class A 20,634 256,492
Changchun UP Optotech Co.,
Ltd., Class A 4,200 37,535
Changhong Meiling Co., Ltd. 73,700 61,054
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 423,900 257,479
Changjiang Securities Co.,
Ltd., Class A 204,900 239,618
Changshu Fengfan Power
Equipment Co., Ltd., Class A 98,200 78,044
Changzheng Engineering
Technology Co., Ltd., Class A 44,200 284,452
Changzhou Qianhong
Biopharma Co., Ltd., Class A 186,500 191,076
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 9,400 170,710
Chaowei Power Holdings, Ltd.,
Class A 746,000 208,551
Chaozhou Three-Circle Group
Co., Ltd., Class A 39,000 489,187
*Chen Lin Education Group
Holdings, Ltd. 298,000 46,790
Cheng De Lolo Co., Ltd.,
Class A 349,300 455,007
*Chengdu ALD Aviation
Manufacturing Corp., Class A 8,300 47,681
Chengdu B-Ray Media Co.,
Ltd., Class A 134,800 101,213
Chengdu Corp.RO Technology
Co., Ltd., Class A 11,800 33,833
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 99,600 177,119
Chengdu Galaxy Magnets Co.,
Ltd., Class A 22,200 101,864
Chengdu Guibao Science &
Technology Co., Ltd. 90,200 235,126
*Chengdu Haoneng
Technology Co., Ltd., Class A 123,600 199,537
Shares Value †
CHINA — (Continued)
Chengdu Hi-tech Development
Co., Ltd. 12,700 $ 123,016
Chengdu Hongqi Chain Co.,
Ltd., Class A 450,600 342,945
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 58,600 211,248
Chengdu Kanghua Biological
Products Co., Ltd., Class A 18,200 152,050
Chengdu Leejun Industrial Co.,
Ltd., Class A 59,300 83,148
Chengdu Spaceon Electronics
Co., Ltd., Class A 12,700 42,344
Chengdu Wintrue Holding Co.,
Ltd., Class A 331,400 746,485
Chengdu Xingrong
Environment Co., Ltd., Class A 111,200 112,301
Chengtun Mining Group Co.,
Ltd., Class A 212,400 427,763
Chenguang Biotech Group
Co., Ltd., Class A 121,900 205,714
*Chengxin Lithium Group Co.,
Ltd., Class A 98,900 869,818
Chengzhi Co., Ltd., Class A 123,600 227,939
Chervon Holdings, Ltd. 252,700 524,513
Chifeng Jilong Gold Mining
Co., Ltd., Class A 64,400 358,178
*China Aerospace International
Holdings, Ltd. 2,478,000 143,927
*China Agriculture
Development Seed Group Co.,
Ltd., Class A 75,300 78,470
China Aircraft Leasing Group
Holdings, Ltd. 337,467 165,853
China Animal Husbandry
Industry Co., Ltd., Class A 155,200 170,820
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 77,200 181,917
China Baoan Group Co., Ltd.,
Class A 80,800 102,296
Ω#*China Bohai Bank Co.,
Ltd., Class H 2,834,000 321,974
China CAMC Engineering Co.,
Ltd., Class A 133,400 197,591
#China Cinda Asset
Management Co., Ltd., Class
H 21,151,000 2,969,982
China CITIC Bank Corp., Ltd.,
Class H 5,689,000 5,954,977
China Coal Energy Co., Ltd.,
Class H 3,347,000 6,246,452
China Coal Xinji Energy Co.,
Ltd., Class A 400,000 523,978
China Communications
Services Corp., Ltd., Class H 2,826,000 1,551,211
*China Conch Environment
Protection Holdings, Ltd. 1,273,000 77,188
China Conch Venture
Holdings, Ltd. 3,086,500 4,779,224

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
China Construction Bank
Corp., Class H 56,859,000 $ 63,727,081
China CSSC Holdings, Ltd.,
Class A 26,900 164,415
China CYTS Tours Holding
Co., Ltd., Class A 204,200 269,284
#China Datang Corp.
Renewable Power Co., Ltd.,
Class H 2,232,000 433,080
*China Daye Non-Ferrous
Metals Mining, Ltd., Class F 2,330,000 35,692
China Design Group Co., Ltd.,
Class A 84,300 92,784
#*<China Dili Group 8,000 126
ΩChina East Education
Holdings, Ltd. 1,012,500 683,724
#*China Eastern Airlines Corp.,
Ltd., Class H 1,470,000 722,451
*China Education Group
Holdings, Ltd. 1,793,370 531,115
*China Electronics Optics
Valley Union Holding Co., Ltd.,
Class H 980,000 23,394
#China Energy Engineering
Corp., Ltd., Class H 4,918,000 809,857
China Everbright Bank Co.,
Ltd., Class H 1,671,000 659,121
China Everbright Environment
Group, Ltd. 3,263,000 2,332,574
ΩChina Everbright Greentech,
Ltd. 63,000 7,077
*China Express Airlines Co.,
Ltd., Class A 388,600 450,462
ΩChina Feihe, Ltd. 6,893,000 3,062,089
China Film Group Co., Ltd.,
Class A 47,100 94,995
*China First Heavy Industries
Co., Ltd., Class A 186,200 123,727
China Foods, Ltd. 1,656,000 782,154
China Galaxy Securities Co.,
Ltd., Class H 4,044,000 4,269,204
#China Gas Holdings, Ltd. 4,552,222 4,218,814
China Gold International
Resources Corp., Ltd. 555,000 11,732,312
China Great Wall Securities
Co., Ltd., Class A 89,800 116,844
*China Greatwall Technology
Group Co., Ltd., Class A 10,900 31,620
China Hainan Rubber Industry
Group Co., Ltd., Class A 143,700 151,222
China Haisum Engineering
Co., Ltd. 167,900 239,108
*China Harmony Auto Holding,
Ltd. 114,000 14,407
China Harzone Industry Corp.,
Ltd., Class A 19,100 22,784
*China High Speed Railway
Technology Co., Ltd., Class A 287,600 113,232
Shares Value †
CHINA — (Continued)
*China High Speed
Transmission Equipment
Group Co., Ltd. 254,000 $ 63,226
China Hongqiao Group, Ltd. 3,600,000 15,018,095
ΩChina International Capital
Corp., Ltd., Class H 1,015,200 2,620,373
#China International Marine
Containers Group Co., Ltd.,
Class H 1,374,550 1,888,005
China Isotope & Radiation
Corp., Class H 86,800 208,531
China Jinmao Holdings Group,
Ltd. 7,680,315 1,627,487
China Jushi Co., Ltd., Class A 152,300 769,040
China Kepei Education Group,
Ltd. 710,000 96,978
China Kings Resources Group
Co., Ltd., Class A 42,000 112,740
China Leadshine Technology
Co., Ltd., Class A 18,500 118,814
China Lesso Group Holdings,
Ltd. 1,821,000 1,076,270
China Life Insurance Co., Ltd.,
Class H 2,368,000 8,651,305
China Lilang, Ltd. 746,000 364,727
Ω#*China Literature, Ltd. 680,400 2,133,158
China Longyuan Power Group
Corp., Ltd., Class H 2,044,000 1,737,742
*China Maple Leaf Educational
Systems, Ltd. 2,036,000 70,173
#China Medical System
Holdings, Ltd. 1,744,000 2,847,392
China Meheco Group Co.,
Ltd., Class A 112,640 170,798
#China Meidong Auto
Holdings, Ltd. 1,102,000 133,640
China Mengniu Dairy Co., Ltd. 4,783,000 10,593,273
China Merchants Bank Co.,
Ltd., Class H 2,618,500 15,743,590
China Merchants Energy
Shipping Co., Ltd., Class A 447,000 1,151,463
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 76,300 104,974
China Merchants Port Holdings
Co., Ltd. 2,401,599 4,751,847
China Merchants Property
Operation & Service Co., Ltd.,
Class A 206,800 310,245
ΩChina Merchants Securities
Co., Ltd., Class H 253,400 444,451
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 144,500 184,000
China Minsheng Banking
Corp., Ltd., Class H 3,561,000 1,618,275
#China Modern Dairy
Holdings, Ltd. 2,961,000 495,154
China National Accord
Medicines Corp., Ltd., Class A 54,110 194,349

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
China National Building
Material Co., Ltd., Class H 4,379,377 $ 2,834,331
China National Chemical
Engineering Co., Ltd., Class A 272,100 342,497
China National Electric
Apparatus Research Institute
Co., Ltd. 25,627 99,435
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 123,139 161,125
China National Medicines
Corp., Ltd., Class A 59,700 250,427
China National Nuclear Power
Co., Ltd., Class A 868,149 1,142,310
*China National Software &
Service Co., Ltd., Class A 5,400 29,860
Ω*China New Higher
Education Group, Ltd. 2,159,747 204,016
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 149,300 153,182
China Nonferrous Mining
Corp., Ltd. 2,440,000 4,173,735
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 39,800 308,970
*China Nuclear Energy
Technology Corp., Ltd. 274,000 17,838
China Oilfield Services, Ltd.,
Class H 3,580,000 4,309,481
#China Overseas Grand
Oceans Group, Ltd. 2,148,391 778,865
China Overseas Land &
Investment, Ltd. 2,984,500 5,059,411
#China Overseas Property
Holdings, Ltd. 2,650,000 1,342,971
China Pacific Insurance Group
Co., Ltd., Class H 2,660,800 11,555,183
#China Petroleum & Chemical
Corp., Class H 21,836,000 12,850,035
China Petroleum Engineering
Corp., Class A 237,800 141,656
#China Power International
Development, Ltd. 4,127,000 1,717,443
China Publishing & Media Co.,
Ltd., Class A 224,000 192,449
China Qinfa Group, Ltd. 994,000 393,349
China Railway Group, Ltd.,
Class H 2,297,000 1,111,298
China Railway Hi-tech Industry
Co., Ltd., Class A 168,600 192,232
China Railway Materials Co.,
Ltd., Class A 375,700 154,517
Ω#China Railway Signal &
Communication Corp., Ltd.,
Class H 2,206,000 1,019,399
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 316,000 283,978
Shares Value †
CHINA — (Continued)
*China Rare Earth Resources
And Technology Co., Ltd.,
Class A 10,700 $ 85,257
China Reinsurance Group
Corp., Class H 8,346,000 1,310,430
*China Resource and
Environment Co., Ltd. 162,300 89,793
China Resources Beer
Holdings Co., Ltd. 3,228,000 11,059,776
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 63,400 162,204
#China Resources Building
Materials Technology
Holdings, Ltd. 3,058,000 526,989
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 84,400 220,501
China Resources Gas Group,
Ltd. 1,660,100 3,981,909
China Resources Jiangzhong
Pharmaceutical Co., Ltd.,
Class A 62,700 219,512
China Resources Land, Ltd. 3,686,000 15,292,165
#China Resources Medical
Holdings Co., Ltd. 1,521,000 553,356
China Resources
Microelectronics, Ltd., Class A 24,734 205,080
ΩChina Resources Mixc
Lifestyle Services, Ltd. 680,200 4,067,090
ΩChina Resources
Pharmaceutical Group, Ltd. 2,735,500 1,833,269
#China Resources Power
Holdings Co., Ltd. 1,812,000 4,457,283
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 48,927 185,544
#China Risun Group, Ltd. 1,696,000 660,322
*China Ruifeng Renewable
Energy Holdings, Ltd. 852,000 68,519
#*China Ruyi Holdings, Ltd. 5,220,000 972,867
*China Sanjiang Fine
Chemicals Co., Ltd. 1,146,000 760,708
China Science Publishing &
Media, Ltd., Class A 14,300 53,120
Ω*China Shengmu Organic
Milk, Ltd. 1,596,000 65,195
#China Shenhua Energy Co.,
Ltd., Class H 2,527,000 15,586,997
*China Southern Airlines Co.,
Ltd., Class H 1,502,000 759,269
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 112,600 121,955
China Southern Power Grid
Technology Co., Ltd., Class A 9,734 78,230
China State Construction
Development Holdings, Ltd. 950,000 106,718

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
China State Construction
Engineering Corp., Ltd., Class
A 1,620,700 $ 1,164,700
China State Construction
International Holdings, Ltd. 2,722,000 3,151,561
China Sunshine Paper
Holdings Co., Ltd. 596,000 84,450
#China Suntien Green Energy
Corp., Ltd., Class H 1,566,000 767,632
China Taiping Insurance
Holdings Co., Ltd. 3,422,400 9,733,662
China Testing & Certification
International Group Co., Ltd.,
Class A 73,680 72,037
China Tianying, Inc., Class A 503,500 481,219
China Tobacco International
HK Co., Ltd. 327,000 1,248,100
Ω#China Tourism Group Duty
Free Corp., Ltd., Class H 52,600 426,037
ΩChina Tower Corp., Ltd.,
Class H 6,038,400 8,540,670
#China Traditional Chinese
Medicine Holdings Co., Ltd. 3,842,000 828,847
China TransInfo Technology
Co., Ltd., Class A 55,600 72,833
#*China Travel International
Investment Hong Kong, Ltd. 2,796,000 399,747
China Tungsten And Hightech
Materials Co., Ltd., Class A 89,850 765,238
*China Union Holdings, Ltd.,
Class A 229,700 187,933
*China Vanke Co., Ltd., Class
H 351,700 134,237
China Wafer Level CSP Co.,
Ltd., Class A 16,900 76,927
#China Water Affairs Group,
Ltd. 690,000 432,475
China West Construction
Group Co., Ltd., Class A 260,800 211,851
China World Trade Center Co.,
Ltd., Class A 21,300 65,468
China XD Electric Co., Ltd.,
Class A 233,900 579,243
China XLX Fertiliser, Ltd. 1,280,000 1,802,253
China Yangtze Power Co.,
Ltd., Class A 528,600 2,113,673
China Yongda Automobiles
Services Holdings, Ltd. 1,502,000 193,652
Ω#*China Youran Dairy Group,
Ltd. 1,736,000 855,396
Ω*China Yuhua Education
Corp., Ltd., Class A 3,146,000 180,718
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 22,500 140,321
China Zheshang Bank Co.,
Ltd., Class H 2,490,900 775,848
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 23,300 34,307
Shares Value †
CHINA — (Continued)
#*Chinasoft International, Ltd. 6,720,000 $ 2,950,924
*Chongqing Afari Technology
Co., Ltd., Class A 58,800 96,647
Chongqing Brewery Co., Ltd.,
Class A 17,400 140,094
Chongqing Changan
Automobile Co., Ltd., Class A 313,700 437,560
Chongqing Chuanyi
Automation Co., Ltd. 55,000 156,893
*Chongqing Construction
Engineering Group Corp., Ltd. 225,500 100,664
Chongqing Department Store
Co., Ltd., Class A 144,600 451,852
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 147,890 251,305
Chongqing Fuling Zhacai
Group Co., Ltd., Class A 112,690 207,489
Chongqing Gas Group Corp.,
Ltd., Class A 230,100 177,483
Chongqing Machinery &
Electric Co., Ltd., Class H 1,236,000 463,870
Chongqing Pharscin
Pharmaceutical Co., Ltd.,
Class A 26,600 54,311
Chongqing Port Co., Ltd. 252,900 180,634
Chongqing Road & Bridge Co.,
Ltd., Class A 237,300 206,307
Chongqing Rural Commercial
Bank Co., Ltd., Class H 2,975,000 2,639,381
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 222,500 268,341
*Chongqing Taiji Industry
Group Co., Ltd. 57,300 130,495
*Chongqing Zhifei Biological
Products Co., Ltd., Class A 68,340 151,537
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 96,800 245,955
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 95,520 473,381
#Chow Tai Fook Jewellery
Group, Ltd. 2,069,000 2,807,528
Chow Tai Seng Jewellery Co.,
Ltd., Class A 97,300 188,837
CIG Shanghai Co., Ltd., Class
A 16,600 425,110
CIMC Enric Holdings, Ltd. 908,000 1,215,883
*Cinda Real Estate Co., Ltd.,
Class A 220,000 100,141
Cisen Pharmaceutical Co.,
Ltd., Class A 139,800 318,176
CITIC Heavy Industries Co.,
Ltd., Class A 112,000 99,175
CITIC Press Corp., Class A 10,100 52,597
CITIC Securities Co., Ltd.,
Class H 695,500 2,455,724
CITIC, Ltd. 2,581,000 4,250,187
City Development Environment
Co., Ltd., Class A 116,500 240,593

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*Citychamp Watch & Jewellery
Group, Ltd. 72,000 $ 708
*ClouDr Group, Ltd. 404,600 36,154
#*CMGE Technology Group,
Ltd. 3,012,000 107,657
CMOC Group, Ltd., Class H 3,819,000 8,580,105
CMST Development Co., Ltd.,
Class A 453,000 349,413
CNGR Advanced Material Co.,
Ltd., Class A 36,500 340,460
CNOOC Energy Technology &
Services, Ltd., Class A 458,500 297,285
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 230,480 273,242
*COFCO Biotechnology Co.,
Ltd., Class A 285,600 254,151
COFCO Capital Holdings Co.,
Ltd., Class A 67,400 101,016
#*COFCO Joycome Foods,
Ltd. 3,476,000 607,898
COFCO Sugar Holding Co.,
Ltd., Class A 172,300 379,535
Cofoe Medical Technology
Co., Ltd., Class A 33,130 257,093
Comba Telecom Systems
Holdings, Ltd. 1,822,000 353,527
#Concord New Energy Group,
Ltd. 9,320,000 434,249
Contec Medical Systems Co.,
Ltd., Class A 16,600 31,366
Contemporary Amperex
Technology Co., Ltd., Class A 227,820 14,538,119
Continental Aerospace
Technologies Holding, Ltd. 7,046,000 159,201
#COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 2,964,000 6,901,338
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 432,300 541,613
COSCO SHIPPING
Technology Co., Ltd. 24,200 50,261
Cosonic Intelligent
Technologies Co., Ltd., Class
A 56,000 115,404
CQ Pharmaceutical Holding
Co., Ltd., Class A 178,800 151,784
CRRC Corp., Ltd., Class H 4,083,000 2,710,273
Crystal Clear Electronic
Material Co., Ltd., Class A 40,194 84,831
ΩCSC Financial Co., Ltd.,
Class H 425,500 631,155
CSG Holding Co., Ltd., Class
A 216,900 127,936
CSG Smart
Science&Technology Co., Ltd.,
Class A 43,800 71,800
Shares Value †
CHINA — (Continued)
CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 56,256 $ 250,060
CSPC Pharmaceutical Group,
Ltd. 12,842,000 13,786,656
CSSC Science & Technology
Co., Ltd., Class A 63,300 126,742
CTS International Logistics
Corp., Ltd., Class A 211,200 172,488
*CWT International, Ltd. 710,000 20,664
*Cybrid Technologies, Inc. 39,500 79,204
*Daan Gene Co., Ltd., Class A 220,300 186,368
Dajin Heavy Industry Co., Ltd.,
Class A 11,700 143,845
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 372,400 373,362
#*Dalipal Holdings, Ltd. 324,000 179,087
Daqin Railway Co., Ltd., Class
A 421,200 324,884
Dashang Co., Ltd., Class A 142,074 378,456
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 99,100 271,525
Datang International Power
Generation Co., Ltd., Class H 2,878,000 991,939
*Datang Telecom Technology
Co., Ltd. 51,800 63,685
Dazzle Fashion Co., Ltd.,
Class A 32,800 64,041
*DBAPP Security, Ltd. 8,797 57,541
DBG Technology Co., Ltd.,
Class A 39,600 120,614
DeHua TB New Decoration
Materials Co., Ltd., Class A 181,700 394,390
*Dezhan Healthcare Co., Ltd. 347,000 184,868
DHC Software Co., Ltd., Class
A 138,386 166,695
Dian Diagnostics Group Co.,
Ltd., Class A 103,800 293,822
Digital China Group Co., Ltd.,
Class A 30,600 168,712
*Digital China Information
Service Group Co., Ltd., Class
A 68,200 136,852
Dirui Industrial Co., Ltd., Class
A 25,600 43,426
Do-Fluoride New Materials
Co., Ltd., Class A 75,680 402,196
Dong-E-E-Jiao Co., Ltd., Class
A 24,100 194,004
#Dongfang Electric Corp., Ltd.,
Class H 437,000 2,180,049
Dongfang Electronics Co.,
Ltd., Class A 116,200 221,946
DongFeng Automobile Co.,
Ltd., Class A 136,000 133,565
Dongfeng Electronic
Technology Co., Ltd., Class A 73,700 121,784
Dongguan Aohai Technology
Co., Ltd., Class A 28,700 199,487

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Dongguan Development
Holdings Co., Ltd., Class A 124,800 $ 189,602
Dongguan Dingtong Precision
Metal Co., Ltd., Class A 3,642 117,271
Dongguan Rural Commercial
Bank Co., Ltd., Class H 350,000 152,354
Dongguan Yutong Optical
Technology Co., Ltd. 30,000 127,335
Donghua Testing Technology
Co., Ltd. 10,000 52,310
*Dongjiang Environmental Co.,
Ltd., Class H 181,400 48,165
Dongxing Securities Co., Ltd.,
Class A 103,700 200,347
Dongyue Group, Ltd. 4,378,000 7,164,635
Double Medical Technology,
Inc., Class A 4,400 27,949
#*DPC Dash, Ltd. 80,300 516,626
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 712,000 577,144
Eaglerise Electric & Electronic
China Co., Ltd. 64,600 373,851
*Easou Technology Holdings,
Ltd. 44,500 11,248
Ω*East Buy Holding, Ltd. 49,000 161,504
East Money Information Co.,
Ltd., Class A 238,700 711,312
Eastcompeace Technology
Co., Ltd., Class A 29,100 80,626
Eastern Communications Co.,
Ltd., Class A 65,200 158,602
E-Commodities Holdings, Ltd. 2,482,000 237,626
Ecovacs Robotics Co., Ltd.,
Class A 10,600 101,092
Edan Instruments, Inc., Class
A 62,300 135,955
Edifier Technology Co., Ltd.,
Class A 75,200 122,282
Edvantage Group Holdings,
Ltd. 226,905 22,593
#*EEKA Fashion Holdings, Ltd. 519,000 424,011
EIT Environmental
Development Group Co., Ltd.,
Class A 63,744 199,563
Electric Connector Technology
Co., Ltd., Class A 14,500 95,502
*<Elion Energy Co., Ltd., Class
A 243,500 2,495
EmbedWay Technologies
Shanghai Corp. 8,600 38,403
ENN Energy Holdings, Ltd. 567,300 4,424,705
ENN Natural Gas Co., Ltd.,
Class A 150,400 445,982
Eoptolink Technology, Inc.,
Ltd., Class A 20,776 1,598,837
Era Co., Ltd., Class A 142,000 88,538
Espressif Systems Shanghai
Co., Ltd. 2,273 57,261
Essex Bio-technology, Ltd. 350,000 144,758
Shares Value †
CHINA — (Continued)
Eternal Asia Supply Chain
Management, Ltd., Class A 313,700 $ 256,659
EVA Precision Industrial
Holdings, Ltd. 1,572,000 150,503
Eve Energy Co., Ltd., Class A 40,300 428,166
Ever Sunshine Services
Group, Ltd. 1,162,000 292,215
ΩEverbright Securities Co.,
Ltd., Class H 384,200 394,315
Ω#*Everest Medicines, Ltd. 128,000 564,368
Explosive Co., Ltd., Class A 47,200 75,024
Eyebright Medical Technology
Beijing Co., Ltd. 19,238 144,418
Fangda Carbon New Material
Co., Ltd., Class A 145,700 120,700
Fangda Special Steel
Technology Co., Ltd., Class A 438,595 373,608
*Far East Smarter Energy Co.,
Ltd., Class A 75,400 187,497
*Farasis Energy Gan Zhou
Co., Ltd. 41,989 85,547
FAW Jiefang Group Co., Ltd.,
Class A 93,700 92,296
FAWER Automotive Parts Co.,
Ltd., Class A 243,900 181,702
Feilong Auto Components Co.,
Ltd. 89,600 470,533
Fengzhushou Co., Ltd., Class
A 16,250 104,649
Ferrotec Anhui Technology
Development Co., Ltd., Class
A 6,208 39,252
FESCO Group Co., Ltd., Class
A 74,800 174,072
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 29,100 198,817
Fibocom Wireless, Inc., Class
A 18,200 59,802
*Financial Street Holdings Co.,
Ltd., Class A 552,600 256,389
First Capital Securities Co.,
Ltd., Class A 110,500 123,400
*Flat Glass Group Co., Ltd.,
Class H 448,000 512,980
Focus Lightings Tech Co.,
Ltd., Class A 121,760 157,717
Focus Media Information
Technology Co., Ltd., Class A 652,300 600,521
Focused Photonics Hangzhou,
Inc., Class A 42,200 84,000
Foryou Corp., Class A 36,400 160,361
Foshan Electrical and Lighting
Co., Ltd., Class A 272,500 225,742
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 127,084 718,717
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 79,500 92,272
Fosun International, Ltd. 1,754,500 920,504

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Founder Securities Co., Ltd.,
Class A 123,700 $ 129,994
Foxconn Industrial Internet
Co., Ltd., Class A 561,000 5,163,038
Friend Co., Ltd. 70,600 130,818
#Fu Shou Yuan International
Group, Ltd. 710,000 239,272
Fuan Pharmaceutical Group
Co., Ltd., Class A 201,800 121,983
#Fufeng Group, Ltd. 2,797,000 2,324,362
Fujian Apex Software Co., Ltd. 13,700 65,088
Fujian Boss Software
Development Co., Ltd., Class
A 66,280 97,494
Fujian Funeng Co., Ltd., Class
A 206,640 302,746
Fujian Fuxin Software
Development JSC, Ltd., Class
A 7,060 81,074
*Fujian Kuncai Material
Technology Co., Ltd. 8,400 41,543
Fujian Longking Co., Ltd.,
Class A 5,800 15,807
Fujian Qingshan Paper
Industry Co., Ltd. 363,600 237,350
*Fujian Snowman Group Co.,
Ltd., Class A 59,300 153,797
Fujian Star-net Communication
Co., Ltd., Class A 36,800 142,733
Fujian Sunner Development
Co., Ltd., Class A 102,100 277,951
*Fujian Tianma Science &
Technology Group Co., Ltd. 151,200 299,198
Fujian Yuanli Active Carbon
Co., Ltd. 83,300 217,261
Fulin Precision Co., Ltd., Class
A 107,240 441,369
Fulongma Group Co., Ltd.,
Class A 100 277
Fushun Special Steel Co., Ltd.,
Class A 215,000 172,130
ΩFuyao Glass Industry Group
Co., Ltd., Class H 546,000 4,147,056
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 14,500 124,895
ΩGanfeng Lithium Group Co.,
Ltd., Class H 385,880 4,103,246
Gansu Energy Chemical Co.,
Ltd., Class A 521,300 219,741
*Gansu Jiu Steel Group
Hongxing Iron & Steel Co.,
Ltd., Class A 204,900 53,082
Gansu Shangfeng Cement
Co., Ltd., Class A 241,500 494,852
Gansu Yasheng Industrial
Group Co., Ltd., Class A 320,600 203,649
Gaona Aero Material Co., Ltd.,
Class A 76,500 220,016
Gaush Meditech, Ltd., Class A 45,400 29,441
Shares Value †
CHINA — (Continued)
G-bits Network Technology
Xiamen Co., Ltd., Class A 3,400 $ 202,342
GCL Energy Technology Co.,
Ltd., Class A 157,600 409,435
*GCL System Integration
Technology Co., Ltd., Class A 62,800 38,880
#*GCL Technology Holdings,
Ltd., Class A 41,571,000 4,775,989
GD Power Development Co.,
Ltd., Class A 220,400 152,904
*GDS Holdings, Ltd., Class A 1,570,800 8,153,021
#*GDS Holdings, Ltd.,
Sponsored ADR 17,504 740,069
Geely Automobile Holdings,
Ltd. 5,810,000 16,984,075
GEM Co., Ltd., Class A 264,900 354,371
*Gemdale Corp., Class A 544,700 231,199
#*Gemdale Properties &
Investment Corp., Ltd. 5,556,000 80,853
GemPharmatech Co., Ltd.,
Class A 22,008 66,356
*Genimous Technology Co.,
Ltd., Class A 89,300 96,458
*Genscript Biotech Corp. 1,858,000 3,254,094
*Geo-Jade Petroleum Corp.,
Class A 195,600 133,695
Geovis Technology Co., Ltd.,
Class A 15,566 129,064
GEPIC Energy Development
Co., Ltd., Class A 167,700 197,833
Getein Biotech, Inc., Class A 35,600 50,281
GF Securities Co., Ltd., Class
H 900,200 2,027,066
Ω#Giant Biogene Holding Co.,
Ltd. 337,200 1,299,944
Giant Network Group Co., Ltd.,
Class A 32,400 155,637
Giantec Semiconductor Corp. 5,800 104,831
GigaDevice Semiconductor,
Inc., Class A 2,700 123,687
Ginlong Technologies Co.,
Ltd., Class A 19,500 271,308
Glarun Technology Co., Ltd.,
Class A 18,700 75,157
GoerTek, Inc., Class A 141,400 507,044
Goke Microelectronics Co.,
Ltd., Class A 3,200 83,513
Goldcard Smart Group Co.,
Ltd., Class A 53,000 101,464
ΩGolden Throat Holdings
Group Co., Ltd. 389,000 175,786
Goldenmax International
Group, Ltd., Class A 56,800 373,271
#Goldwind Science &
Technology Co., Ltd., Class H 1,155,049 2,547,853
Goneo Group Co., Ltd., Class
A 17,823 116,997
Goodbaby International
Holdings, Ltd. 1,174,000 131,881

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*GoodWe Technologies Co.,
Ltd., Class A 16,105 $ 255,046
*Gosuncn Technology Group
Co., Ltd., Class A 83,500 67,339
Gotion High-tech Co., Ltd.,
Class A 73,400 394,698
Grand Pharmaceutical Group,
Ltd. 1,849,500 1,468,504
Grandblue Environment Co.,
Ltd., Class A 32,700 153,202
*Grandjoy Holdings Group Co.,
Ltd., Class A 325,200 145,647
Great Wall Motor Co., Ltd. 2,394,000 3,544,969
*Greattown Holdings, Ltd.,
Class A 600 414
Gree Electric Appliances, Inc.
of Zhuhai, Class A 167,500 981,855
Green Development Electricity
Group of Tianjin Co., Ltd.,
Class A 166,300 240,723
#Greentown China Holdings,
Ltd. 2,161,000 2,656,509
Ω#Greentown Management
Holdings Co., Ltd. 1,353,000 386,880
Greentown Service Group Co.,
Ltd. 2,128,000 1,238,702
GRG Banking Equipment Co.,
Ltd., Class A 56,400 96,251
GRG Metrology & Test Group
Co., Ltd., Class A 125,800 393,473
Grinm Advanced Materials
Co., Ltd., Class A 49,200 197,092
Guangdong Advertising Group
Co., Ltd., Class A 94,400 123,797
Guangdong Aofei Data
Technology Co., Ltd., Class A 44,227 161,441
Guangdong Baolihua New
Energy Stock Co., Ltd., Class
A 348,400 269,241
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 643,000 353,858
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 185,800 277,108
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 128,000 322,232
Guangdong Dongpeng
Holdings Co., Ltd., Class A 155,600 133,911
Guangdong Dowstone
Technology Co., Ltd., Class A 56,200 221,515
Guangdong Electric Power
Development Co., Ltd., Class
A 34,800 33,260
Guangdong Ellington
Electronics Technology Co.,
Ltd., Class A 134,900 226,072
Shares Value †
CHINA — (Continued)
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 49,100 $ 180,307
Guangdong Goworld Co., Ltd.,
Class A 146,900 319,930
Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 58,000 110,272
Guangdong Guanhao High-
Tech Co., Ltd., Class A 209,300 148,267
Guangdong Haid Group Co.,
Ltd., Class A 95,200 696,407
*Guangdong HEC Technology
Holding Co., Ltd., Class A 67,200 348,179
Guangdong Hongda Holdings
Group Co., Ltd., Class A 45,800 243,468
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 104,000 152,369
Guangdong Hoshion Industrial
Aluminium Co., Ltd. 35,900 131,833
Guangdong Huate Gas Co.,
Ltd. 12,834 353,706
*Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 38,215 280,669
Guangdong Kinlong Hardware
Products Co., Ltd., Class A 63,200 169,832
*Guangdong Land Holdings,
Ltd. 1,345,370 36,581
Guangdong Lingxiao Pump
Industry Co., Ltd. 89,100 245,430
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 129,900 239,177
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 78,400 114,748
Guangdong South New Media
Co., Ltd., Class A 32,800 182,186
*Guangdong TCL Smart Home
Appliances Co., Ltd. 259,000 362,020
*Guangdong Topstar
Technology Co., Ltd., Class A 24,100 102,928
Guangdong Vanward New
Electric Co., Ltd., Class A 119,400 144,174
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 216,500 479,432
*Guangdong Yowant
Technology Group Co., Ltd.,
Class A 94,300 92,473
Guangdong Yussen Energy
Technology Co., Ltd., Class A 25,200 53,075
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 468,300 169,983
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 64,000 172,263

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Guanghui Energy Co., Ltd.,
Class A 354,000 $ 349,733
*Guanghui Logistics Co., Ltd. 134,900 115,702
Guangshen Railway Co., Ltd.,
Class H 2,218,000 676,690
Guangxi Energy Co., Ltd.,
Class A 77,100 55,746
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 72,100 533,230
Guangxi Liugong Machinery
Co., Ltd., Class A 164,600 232,722
Guangxi LiuYao Group Co.,
Ltd., Class A 109,874 269,203
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 572 326
*GuangYuYuan Chinese
Herbal Medicine Co., Ltd.,
Class A 26,200 64,270
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 214,900 274,587
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 268,000 571,665
Guangzhou Development
Group, Inc., Class A 229,100 238,410
*Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 14,200 178,946
Guangzhou Haige
Communications Group, Inc.
Co., Class A 37,500 88,366
Guangzhou Haoyang
Electronic Co., Ltd., Class A 19,300 105,421
Guangzhou KDT Machinery
Group Co., Ltd., Class A 56,720 169,437
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 66,000 263,716
Guangzhou Lingnan Group
Holdings Co., Ltd. 78,000 115,989
*Guangzhou Pearl River Piano
Group Co., Ltd., Class A 16,800 14,729
Guangzhou Port Co., Ltd.,
Class A 289,900 137,475
Guangzhou Restaurant Group
Co., Ltd., Class A 60,100 136,520
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 21,400 115,608
Guangzhou Sie Consulting
Co., Ltd., Class A 28,100 103,807
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 82,500 730,653
Guangzhou Wondfo Biotech
Co., Ltd., Class A 108,600 290,719
Guangzhou Zhiguang Electric
Co., Ltd., Class A 62,000 118,876
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 79,700 121,084
Shares Value †
CHINA — (Continued)
Guilin Layn Natural Ingredients
Corp. 96,500 $ 124,009
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 68,400 143,260
*Guizhou Bailing Group
Pharmaceutical Co., Ltd.,
Class A 72,300 53,228
Guizhou Chanhen Chemical
Corp., Class A 40,700 217,310
Guizhou Gas Group Corp.,
Ltd., Class A 141,100 133,617
Guizhou Guihang Automotive
Components Co., Ltd., Class A 73,800 147,981
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 283,000 229,056
Guizhou Qianyuan Power Co.,
Ltd. 71,700 212,822
Guizhou Sanli Pharmaceutical
Co., Ltd. 46,800 77,060
Guizhou Tyre Co., Ltd. 558,800 411,390
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 290,200 143,139
*Guizhou Zhenhua E-chem,
Inc., Class A 104,044 251,569
*Guizhou Zhongyida Co., Ltd. 124,500 169,284
*Guoguang Electric Co., Ltd.,
Class A 104,200 172,031
Guomai Technologies, Inc.,
Class A 71,200 86,703
Guoquan Food Shanghai Co.,
Ltd., Class H 451,600 200,615
Guosen Securities Co., Ltd.,
Class A 48,400 75,940
*Guosheng Securities, Inc.,
Class A 65,700 121,546
ΩGuotai Haitong Securities
Co., Ltd., Class H 973,400 1,666,289
Guoyuan Securities Co., Ltd.,
Class A 90,300 97,142
#Gushengtang Holdings, Ltd. 228,400 865,930
H World Group, Ltd. 917,500 4,684,857
Ω#*Haichang Ocean Park
Holdings, Ltd. 1,788,000 99,286
ΩHaidilao International
Holding, Ltd. 1,966,000 3,603,863
Haier Smart Home Co., Ltd.,
Class A 3,016,000 8,439,217
Hailir Pesticides and
Chemicals Group Co., Ltd.,
Class A 41,400 77,257
*Hainan Airlines Holding Co.,
Ltd., Class A 405,300 89,574
*Hainan Drinda New Energy
Technology Co., Ltd., Class A 20,400 240,804
*Hainan Haide Capital
Management Co., Ltd., Class
A 143,500 140,090
*Hainan Haiqi Transportation
Group Co., Ltd. 10,200 25,409

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Hainan Jinpan Smart
Technology Co., Ltd. 18,002 $ 232,127
#*Hainan Meilan International
Airport Co., Ltd. 296,000 231,623
Hainan Mining Co., Ltd., Class
A 62,900 112,592
Hainan Strait Shipping Co.,
Ltd., Class A 155,200 193,081
Haisco Pharmaceutical Group
Co., Ltd., Class A 22,400 191,892
Haitian International Holdings,
Ltd. 841,000 2,267,359
Hand Enterprise Solutions Co.,
Ltd., Class A 78,500 227,721
Hangcha Group Co., Ltd.,
Class A 51,600 205,196
Hangxiao Steel Structure Co.,
Ltd., Class A 418,100 184,806
Hangzhou Advance Gearbox
Group Co., Ltd. 29,500 68,781
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 153,400 214,417
Hangzhou Chang Chuan
Technology Co., Ltd., Class A 7,000 178,474
Hangzhou Dptech
Technologies Co., Ltd., Class
A 44,000 110,896
*Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 14,800 36,933
Hangzhou First Applied
Material Co., Ltd., Class A 69,100 189,530
Hangzhou GreatStar Industrial
Co., Ltd. 47,100 235,695
Hangzhou Greenda Electronic
Materials Co., Ltd. 10,100 57,386
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 32,880 138,693
Hangzhou Honghua Digital
Technology Stock Co., Ltd.,
Class A 13,209 116,230
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 111,060 159,787
*Hangzhou Iron & Steel Co. 77,500 99,139
*Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 36,900 221,756
Hangzhou Onechance Tech
Corp., Class A 16,200 82,442
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 66,100 304,071
Hangzhou Robam Appliances
Co., Ltd., Class A 73,500 192,885
Hangzhou Shunwang
Technology Co., Ltd., Class A 59,100 218,500
Hangzhou Silan
Microelectronics Co., Ltd.,
Class A 27,200 115,053
Shares Value †
CHINA — (Continued)
Hangzhou Sunrise Technology
Co., Ltd. 168,200 $ 356,225
Ω#Hangzhou Tigermed
Consulting Co., Ltd., Class H 114,700 588,014
Hangzhou Weiguang
Electronic Co., Ltd., Class A 16,100 76,513
Hangzhou Zhongtai Cryogenic
Technology Corp. 56,900 195,709
#Hanking Gold International,
Ltd. 782,000 355,375
Han's Laser Technology
Industry Group Co., Ltd., Class
A 29,000 427,507
ΩHansoh Pharmaceutical
Group Co., Ltd. 438,000 2,074,332
Hanwei Electronics Group
Corp., Class A 8,300 52,176
Haohua Chemical Science &
Technology Co., Ltd., Class A 27,200 144,911
Ω*Harbin Bank Co., Ltd., Class
H 2,739,000 132,864
Harbin Boshi Automation Co.,
Ltd., Class A 29,500 55,180
Harbin Electric Co., Ltd., Class
H 902,000 2,673,616
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 114,100 246,825
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 543,700 280,112
*Harbin Pharmaceutical Group
Co., Ltd., Class A 422,000 221,119
HBIS Resources Co., Ltd.,
Class A 96,900 238,266
Health & Happiness H&H
International Holdings, Ltd. 389,500 715,979
*Healthcare Co., Ltd., Class A 201,900 189,715
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 157,700 313,214
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 7,540 136,313
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 57,500 316,015
Hefei Jianghang Aircraft
Equipment Co., Ltd. 52,137 100,346
Hefei Meiya Optoelectronic
Technology, Inc., Class A 46,830 120,085
*Hefei Urban Construction
Development Co., Ltd., Class
A 130,700 262,840
Heilongjiang Agriculture Co.,
Ltd., Class A 48,300 118,411
HeiLongJiang ZBD
Pharmaceutical Co., Ltd.,
Class A 65,600 67,978
*Helens International Holdings
Co., Ltd. 357,000 49,218
Henan Hengxing Science &
Technology Co., Ltd. 114,800 81,156

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Henan Liliang Diamond Co.,
Ltd., Class A 27,800 $ 219,760
Henan Lingrui Pharmaceutical
Co., Class A 85,900 281,122
Henan Mingtai Al Industrial
Co., Ltd., Class A 95,100 247,064
Henan Pinggao Electric Co.,
Ltd., Class A 75,200 241,702
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 162,300 763,236
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 160,545 651,593
Henan Thinker Automatic
Equipment Co., Ltd., Class A 63,140 241,753
*Henan Yicheng New Energy
Co., Ltd., Class A 291,100 191,728
Henan Yuguang Gold & Lead
Co., Ltd., Class A 325,900 702,614
*Henan Yuneng Holdings Co.,
Ltd., Class A 252,400 562,995
*Henan Zhongfu Industry Co.,
Ltd. 315,000 356,385
Henan Zhongyuan
Expressway Co., Ltd., Class A 262,800 155,395
Hengan International Group
Co., Ltd. 1,081,000 3,681,644
Hengbao Co., Ltd., Class A 22,200 46,237
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 132,500 367,304
Hengdian Group Tospo
Lighting Co., Ltd. 34,000 89,972
Hengli Petrochemical Co., Ltd.,
Class A 388,800 1,257,048
Hengtong Logistics Co., Ltd. 128,300 169,568
Hengtong Optic-electric Co.,
Ltd., Class A 121,600 1,169,308
Hengyi Petrochemical Co.,
Ltd., Class A 195,100 504,002
Hesteel Co., Ltd., Class A 1,021,200 348,254
Hexing Electrical Co., Ltd.,
Class A 45,800 192,522
HG Technologies Co., Ltd.,
Class A 30,050 70,723
Hgtech Co., Ltd., Class A 12,200 213,435
*Hiconics Eco-energy
Technology Co., Ltd., Class A 67,900 64,001
Hiecise Precision Equipment
Co., Ltd. 6,600 30,960
Hisense Home Appliances
Group Co., Ltd., Class H 508,000 1,494,089
Hisense Visual Technology
Co., Ltd., Class A 60,000 224,813
*Hitevision Co., Ltd., Class A 21,900 82,794
Hithink RoyalFlush Information
Network Co., Ltd., Class A 13,500 464,335
HLA Group Corp., Ltd., Class
A 257,400 249,023
Shares Value †
CHINA — (Continued)
HMT Xiamen New Technical
Materials Co., Ltd., Class A 23,700 $ 351,909
Hongfa Technology Co., Ltd.,
Class A 16,380 74,656
*Honghua Group, Ltd., Class A 2,583,000 63,637
Hongli Zhihui Group Co., Ltd.,
Class A 94,400 105,835
*Hongmian Zhihui Science
And Technology Innovation
Co., Ltd.Guangzhou 212,400 107,252
Hongrun Construction Group
Co., Ltd. 199,100 257,896
Hongta Securities Co., Ltd.,
Class A 58,140 63,821
*Hongyuan Green Energy Co.,
Ltd., Class A 92,000 292,333
*Hopson Development
Holdings, Ltd. 1,425,151 480,281
Horizon Construction
Development, Ltd. 1,932,000 221,963
Hoshine Silicon Industry Co.,
Ltd., Class A 25,100 163,847
Hoymiles Power Electronics,
Inc., Class A 15,811 260,595
Ω*Hua Medicine 70,500 30,148
Huaan Securities Co., Ltd.,
Class A 188,400 153,315
Huabao Flavours &
Fragrances Co., Ltd., Class A 36,500 88,574
*Huachangda Intelligent
Equipment Group Co., Ltd. 25,600 18,097
Huada Automotive Technology
Corp., Ltd., Class A 15,800 72,428
Huadian Heavy Industries Co.,
Ltd., Class A 109,100 141,478
Huadian Power International
Corp., Ltd., Class H 1,536,000 833,317
Huadong Medicine Co., Ltd.,
Class A 71,500 349,005
Huafon Chemical Co., Ltd.,
Class A 282,400 486,073
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 183,600 141,885
*Huafu Fashion Co., Ltd.,
Class A 256,700 185,226
Huaibei Mining Holdings Co.,
Ltd., Class A 188,000 407,514
*Huaihe Energy Group Co.,
Ltd., Class A 526,000 277,922
Huakai Yibai Technology Co.,
Ltd. 47,000 89,496
Hualan Biological Engineering,
Inc., Class A 69,400 146,472
Huaming Power Equipment
Co., Ltd., Class A 64,600 231,553
#Huaneng Power International,
Inc., Class H 2,414,000 1,925,961
Huangshan Novel Co., Ltd. 142,600 233,550

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Huangshan Tourism
Development Co., Ltd., Class
A 155,800 $ 271,131
Huapont Life Sciences Co.,
Ltd., Class A 293,400 213,426
ΩHuatai Securities Co., Ltd.,
Class H 836,000 1,724,559
Huatu Cendes Co., Ltd. 12,980 94,571
Huaxi Securities Co., Ltd.,
Class A 67,400 86,021
Huaxia Bank Co., Ltd., Class A 345,700 348,617
Huaxin Building Materials
Group Co., Ltd., Class A 1,900 5,982
Huaxin Building Materials
Group Co., Ltd., Class H 517,300 1,096,838
Huayu Automotive Systems
Co., Ltd., Class A 146,500 400,110
*Hubei Broadcasting &
Television Information Network
Co., Ltd., Class A 187,200 131,242
Hubei Chutian Smart
Communication Co., Ltd. 477,300 268,258
Hubei Dinglong Co., Ltd.,
Class A 14,900 135,995
Hubei Energy Group Co., Ltd.,
Class A 114,700 81,589
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 24,650 393,182
Hubei Huitian New Materials
Co., Ltd. 65,800 110,945
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 76,800 311,253
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 59,700 285,203
Hubei Yihua Chemical Industry
Co., Ltd., Class A 82,300 203,571
Hubei Zhenhua Chemical Co.,
Ltd. 154,280 789,877
Ω*Huitongda Network Co.,
Ltd., Class H 10,000 8,872
*Huizhou CEE Technology,
Inc., Class A 67,200 116,551
Huizhou Desay Sv Automotive
Co., Ltd., Class A 16,300 245,895
Humanwell Healthcare Group
Co., Ltd., Class A 75,700 209,184
Hunan Aihua Group Co., Ltd.,
Class A 46,300 134,583
*Hunan Corun New Energy
Co., Ltd., Class A 105,300 116,977
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 381,500 243,451
Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 145,600 131,485
Hunan Gold Corp., Ltd., Class
A 162,240 690,292
Hunan Jiudian Pharmaceutical
Co., Ltd. 194,900 366,560
Shares Value †
CHINA — (Continued)
*Hunan New Wellful Co., Ltd.,
Class A 411,600 $ 338,565
*Hunan Silver Co., Ltd., Class
A 118,700 200,835
Hunan Valin Steel Co., Ltd.,
Class A 259,900 176,504
Hunan Zhongke Electric Co.,
Ltd., Class A 117,400 360,842
Hundsun Technologies, Inc.,
Class A 29,130 114,220
#*HUTCHMED China, Ltd. 655,000 1,767,570
#*HUTCHMED China, Ltd.,
Sponsored ADR 7,822 105,128
Ω#*Hygeia Healthcare
Holdings Co., Ltd. 740,800 1,088,445
Hygon Information Technology
Co., Ltd., Class A 13,714 594,638
*Hytera Communications
Corp., Ltd., Class A 156,300 227,392
*HyUnion Holding Co., Ltd.,
Class A 132,800 141,501
*IAT Automobile Technology
Co., Ltd., Class A 49,700 71,506
Ω*iDreamSky Technology
Holdings, Ltd. 256,400 13,747
IEIT Systems Co., Ltd., Class
A 16,400 167,424
Iflytek Co., Ltd., Class A 14,800 103,521
IKD Co., Ltd., Class A 66,900 166,164
Ω*IMAX China Holding, Inc.,
Class A 129,000 123,833
Imeik Technology
Development Co., Ltd., Class
A 7,100 119,557
*IMotion Automotive
Technology Suzhou Co., Ltd.,
Class H 17,700 7,998
Industrial & Commercial Bank
of China, Ltd., Class H 29,864,000 26,799,926
Industrial Bank Co., Ltd., Class
A 551,800 1,448,078
Industrial Securities Co., Ltd.,
Class A 94,700 84,133
INESA Intelligent Tech, Inc. 9,600 30,589
Infore Environment
Technology Group Co., Ltd.,
Class A 257,000 510,438
Ω#*Ingdan, Inc. 795,000 214,131
Ingenic Semiconductor Co.,
Ltd., Class A 9,000 163,578
*INKON Life Technology Co.,
Ltd., Class A 46,723 76,933
Inmyshow Digital Technology
Group Co., Ltd., Class A 135,700 118,175
Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 412,300 162,932
Inner Mongolia Berun
Chemical Co., Ltd., Class A 298,400 391,324
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 153,300 726,074

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 96,412 $ 221,121
*Inner Mongolia Furui Medical
Science Co., Ltd., Class A 23,200 171,003
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 488,400 399,593
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 92,800 575,624
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 262,500 1,055,018
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 10,700 43,005
Ω*Innovent Biologics, Inc. 128,500 1,476,304
Innuovo Technology Co., Ltd.,
Class A 84,500 114,153
*Insigma Technology Co., Ltd.,
Class A 92,000 117,956
Inspur Digital Enterprise
Technology, Ltd. 368,000 106,636
*Inspur Software Co., Ltd.,
Class A 21,000 50,745
Intron Technology Holdings,
Ltd. 542,000 126,614
#*iQIYI, Inc., Sponsored ADR 189,504 223,615
iRay Group, Class A 10,236 171,675
IReader Technology Co., Ltd.,
Class A 30,000 109,860
*IRICO Display Devices Co.,
Ltd. 295,300 349,657
*J&T Global Express, Ltd. 2,775,800 3,472,518
*JA Solar Technology Co.,
Ltd., Class A 194,476 309,404
Jack Technology Co., Ltd.,
Class A 19,500 112,850
Jade Bird Integrated
Technologies Co., Ltd., Class
A 113,860 201,645
Jafron Biomedical Co., Ltd.,
Class A 52,600 146,583
Jangho Group Co., Ltd., Class
A 157,300 220,559
Jason Furniture Hangzhou
Co., Ltd., Class A 53,200 226,120
*JC Finance & Tax
Interconnect Holdings, Ltd.,
Class A 16,500 21,976
JCET Group Co., Ltd., Class A 66,100 440,773
JCHX Mining Management
Co., Ltd., Class A 30,500 278,111
Ω*JD Logistics, Inc. 4,204,900 8,105,185
Ω*Jenscare Scientific Co.,
Ltd., Class H 11,000 13,733
*Jia Yao Holdings, Ltd., Class
A 129,000 136,184
Jiajiayue Group Co., Ltd.,
Class A 229,800 363,921
Jiang Su Suyan Jingshen Co.,
Ltd. 207,500 330,124
Shares Value †
CHINA — (Continued)
Jiangling Motors Corp., Ltd.,
Class A 75,300 $ 206,646
Jiangsu Ankura Intelligent
Power Co., Ltd., Class A 13,000 114,772
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 362,500 320,461
Jiangsu Azure Corp., Class A 104,700 316,597
*Jiangsu Baichuan High-tech
New Materials Co., Ltd. 111,200 168,614
*Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 124,300 414,251
Jiangsu Boqian New Materials
Stock Co., Ltd., Class A 3,200 61,627
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 274,800 156,055
Jiangsu Changbao Steeltube
Co., Ltd. 332,200 435,164
Jiangsu Changhai Composite
Materials Co., Ltd. 35,800 102,438
Jiangsu Changshu Automotive
Trim Group Co., Ltd. 119,900 236,383
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 238,125 255,121
Jiangsu Chint Power
Technology Co., Ltd., Class A 83,800 356,426
Jiangsu Cnano Technology
Co., Ltd., Class A 6,064 38,049
*Jiangsu Dagang Co., Ltd.,
Class A 52,600 127,105
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 170,100 740,913
*Jiangsu Eastern Shenghong
Co., Ltd., Class A 146,200 283,954
Jiangsu Etern Co., Ltd., Class
A 36,600 227,185
Jiangsu Expressway Co., Ltd.,
Class H 1,044,000 1,416,655
*Jiangsu General Science
Technology Co., Ltd. 459,500 313,402
Jiangsu Gian Technology Co.,
Ltd., Class A 45,200 275,076
Jiangsu Guomao Reducer Co.,
Ltd., Class A 58,300 134,052
Jiangsu Guoxin Corp., Ltd.,
Class A 35,300 39,369
Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 12,500 114,419
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 14,900 228,941
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 63,600 501,550
Jiangsu Hengshun Vinegar
Industry Co., Ltd., Class A 89,500 98,639
*Jiangsu Hongdou Industrial
Co., Ltd., Class A 216,100 87,296

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Jiangsu Hongtian Technology
Co., Ltd., Class A 19,900 $ 151,223
Jiangsu Hoperun Software
Co., Ltd., Class A 6,700 44,334
Jiangsu Huachang Chemical
Co., Ltd., Class A 137,102 135,449
Jiangsu Huaxicun Co., Ltd.,
Class A 110,200 115,807
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 397,100 266,192
Jiangsu Jibeier Pharmaceutical
Co., Ltd. 21,412 87,750
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 41,700 176,691
Jiangsu Jiuding New Material
Co., Ltd. 4,800 9,407
*Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 103,600 204,399
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 102,500 411,659
Jiangsu Leili Motor Co., Ltd. 31,080 193,467
Jiangsu Lianyungang Port Co.,
Ltd. 197,200 138,252
Jiangsu Lihua Foods Group
Co., Ltd. 77,940 259,521
Jiangsu Linyang Energy Co.,
Ltd., Class A 263,900 234,840
*Jiangsu Lopal Tech Group
Co., Ltd., Class A 40,700 197,592
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 28,920 218,074
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 48,400 158,822
Jiangsu Olive Sensors High-
Tech Co., Ltd., Class A 95,000 113,460
Jiangsu Pacific Precision
Forging Co., Ltd. 208,000 344,315
Jiangsu Pacific Quartz Co.,
Ltd., Class A 40,500 327,089
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 202,700 279,766
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 266,200 388,059
Jiangsu Rainbow Heavy
Industries Co., Ltd. 271,300 259,691
Jiangsu Rongtai Industry Co.,
Ltd., Class A 32,900 157,124
*Jiangsu Sanfame Polyester
Material Co., Ltd., Class A 270,000 100,375
Jiangsu Shemar Electric Co.,
Ltd. 21,200 189,121
Jiangsu Shentong Valve Co.,
Ltd. 163,600 385,992
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 195,100 221,304
Shares Value †
CHINA — (Continued)
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 39,400 $ 427,888
Jiangsu Soho High Hope
Group Corp., Class A 338,200 141,074
Jiangsu Sopo Chemical Co.,
Class A 91,200 110,524
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 306,130 222,686
Jiangsu ToLand Alloy Co.,
Ltd., Class A 32,800 188,571
*Jiangsu Transimage
Technology Co., Ltd. 25,300 95,759
Jiangsu Xinquan Automotive
Trim Co., Ltd. 32,300 290,269
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 35,100 252,910
Jiangsu Yangnong Chemical
Co., Ltd., Class A 19,850 210,169
*Jiangsu Yinhe Electronics
Co., Ltd., Class A 102,800 122,325
Jiangsu Yoke Technology Co.,
Ltd., Class A 8,700 107,866
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 33,200 142,278
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 398,980 266,285
Jiangsu Zhongtian Technology
Co., Ltd., Class A 88,800 430,460
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 523,600 206,149
Jiangxi Bank Co., Ltd., Class H 731,500 64,431
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 73,700 102,584
*Jiangxi Fushine
Pharmaceutical Co., Ltd.,
Class A 22,700 64,189
Jiangxi Ganneng Co., Ltd.,
Class A 163,100 297,919
Jiangxi Ganyue Expressway
Co., Ltd., Class A 341,000 221,100
Jiangxi Guotai Group Co., Ltd.,
Class A 87,100 176,817
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 54,400 99,447
*Jiangxi Special Electric Motor
Co., Ltd., Class A 26,400 62,017
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 22,300 92,270
Jiangyin Haida Rubber and
Plastic Co., Ltd. 65,500 91,170
*Jiangyin Hengrun Heavy
Industries Co., Ltd., Class A 54,400 207,971
Jiangyin Jianghua
Microelectronics Materials Co.,
Ltd., Class A 50,400 183,015
*Jiangyin Zhongnan Heavy
Industries Co., Ltd., Class A 200,400 106,765

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Jianmin Pharmaceutical Group
Co., Ltd., Class A 15,800 $ 73,284
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 277,800 540,365
Jiayin Group, Inc., ADR 14,246 67,241
Jiayou International Logistics
Co., Ltd., Class A 123,079 229,500
Jiaze Renewables Co., Ltd. 193,800 159,979
*Jihua Group Corp., Ltd.,
Class A 668,000 286,467
*Jilin Chemical Fibre, Class A 241,400 180,546
Jilin OLED Material Tech Co.,
Ltd. 54,814 355,406
*Jinbei Automotive Co., Ltd.,
Class A 439,100 258,356
#*<Jinchuan Group
International Resources Co.,
Ltd. 1,739,000 26,639
Jinduicheng Molybdenum Co.,
Ltd., Class A 235,700 675,464
Jinghua Pharmaceutical Group
Co., Ltd., Class A 102,300 112,596
Jingjin Equipment, Inc., Class
A 133,360 365,979
Jinhong Gas Co., Ltd., Class A 100,287 512,124
Jinhui Liquor Co., Ltd., Class A 49,400 128,410
#JinkoSolar Holding Co., Ltd.,
Sponsored ADR 47,863 1,117,601
Jinlei Technology Co., Ltd.,
Class A 58,000 257,048
Jinlongyu Group Co., Ltd. 17,700 69,791
Jinmao Property Services Co.,
Ltd. 356,000 116,338
*Jinneng Holding Shanxi
Electric Power Co., Ltd., Class
A 506,600 280,277
Jinneng Science&Technology
Co., Ltd., Class A 200,800 197,204
Ω*Jinxin Fertility Group, Ltd. 5,691,000 1,736,268
Jinyu Bio-Technology Co.,
Ltd., Class A 136,400 291,273
Jinzai Food Group Co., Ltd. 136,900 225,817
JiuGui Liquor Co., Ltd., Class
A 8,500 53,122
Jiuzhitang Co., Ltd., Class A 80,700 113,981
Jizhong Energy Resources
Co., Ltd., Class A 270,460 222,469
JL Mag Rare-Earth Co., Ltd.,
Class H 72,400 180,405
JNBY Design, Ltd. 209,000 571,473
Joinn Laboratories China Co.,
Ltd., Class A 21,200 120,609
Ω#Joinn Laboratories China
Co., Ltd., Class H 99,800 273,905
Jointo Energy Investment Co.,
Ltd., Class A 273,700 381,366
Jointown Pharmaceutical
Group Co., Ltd., Class A 227,968 172,502
Shares Value †
CHINA — (Continued)
*Jolywood Suzhou Sunwatt
Co., Ltd. 96,200 $ 142,490
Jones Tech PLC, Class A 40,000 318,368
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 126,100 383,522
Joyoung Co., Ltd., Class A 52,200 83,125
JS Corrugating Machinery Co.,
Ltd., Class A 117,000 176,381
Ω#*JS Global Lifestyle Co.,
Ltd. 1,419,000 311,560
JSTI Group, Class A 207,700 205,501
*Ju Teng International
Holdings, Ltd. 90,000 46,529
Juewei Food Co., Ltd., Class A 175,500 325,706
Juneyao Airlines Co., Ltd.,
Class A 188,800 316,124
Jutal Offshore Oil Services,
Ltd. 1,327,666 76,266
Jutze Intelligent Technology
Co., Ltd. 17,100 50,281
Kailuan Energy Chemical Co.,
Ltd., Class A 199,200 171,725
Kaishan Group Co., Ltd.,
Class A 160,900 724,625
*KBC Corp., Ltd., Class A 35,649 129,346
KE Holdings, Inc., Class A 341,900 1,847,035
Keboda Technology Co., Ltd.,
Class A 9,300 73,163
Keda Industrial Group Co.,
Ltd., Class A 123,400 347,677
KEDE Numerical Control Co.,
Ltd., Class A 9,592 84,894
*Keep, Inc. 227,000 86,932
Keeson Technology Corp.,
Ltd., Class A 69,700 172,405
Kehua Data Co., Ltd., Class A 80,500 717,417
Keli Motor Group Co., Ltd. 16,920 25,730
Keli Sensing Technology
Ningbo Co., Ltd. 12,700 104,465
Keshun Waterproof
Technologies Co., Ltd., Class
A 154,880 154,373
Kidswant Children Products
Co., Ltd., Class A 264,000 341,575
Kinetic Development Group,
Ltd. 5,624,000 1,672,752
Kingboard Holdings, Ltd. 777,000 4,376,096
Kingboard Laminates
Holdings, Ltd. 1,375,000 6,090,633
*KingClean Electric Co., Ltd.,
Class A 24,000 112,547
*Kingdee International
Software Group Co., Ltd. 606,000 661,407
Kingfa Sci & Tech Co., Ltd.,
Class A 110,500 277,368
Kingnet Network Co., Ltd.,
Class A 80,900 212,896
Kingsemi Co., Ltd. 5,582 189,633
*Kingsoft Cloud Holdings, Ltd. 538,000 524,007

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Konfoong Materials
International Co., Ltd., Class A 15,321 $ 402,985
KPC Pharmaceuticals, Inc.,
Class A 95,600 132,926
Ktk Group Co., Ltd., Class A 34,000 71,460
Kuaijishan Shaoxing Wine
Co., Ltd. 47,500 124,097
ΩKuaishou Technology, Class
B 2,775,300 15,198,388
*Kuang-Chi Technologies Co.,
Ltd., Class A 13,200 75,695
Kuangda Technology Group
Co., Ltd., Class A 163,700 145,195
Kunlun Energy Co., Ltd. 6,918,000 6,658,589
*Kunlun Tech Co., Ltd., Class
A 12,600 90,106
Kunming Chuan Jin Nuo
Chemical Co., Ltd. 28,500 105,493
Kunshan Huguang Auto
Harness Co., Ltd. 40,500 134,855
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 20,600 156,120
*Kunwu Jiuding Investment
Holdings Co., Ltd., Class A 55,400 88,058
Kweichow Moutai Co., Ltd.,
Class A 42,155 8,544,033
Lakala Payment Co., Ltd.,
Class A 32,000 126,176
Lancy Co., Ltd., Class A 88,100 207,473
*Landai Technology Group
Corp., Ltd. 162,700 224,320
*Lanzhou LS Heavy
Equipment Co., Ltd., Class A 107,100 132,144
Lao Feng Xiang Co., Ltd.,
Class A 19,719 113,742
Laobaixing Pharmacy Chain
JSC, Class A 250,668 513,638
Launch Tech Co., Ltd., Class
H 163,000 164,378
LB Group Co., Ltd., Class A 138,000 341,549
LC Logistics, Inc. 43,800 26,223
Lee & Man Chemical Co., Ltd. 150,000 94,208
Lee & Man Paper
Manufacturing, Ltd. 1,640,000 705,511
Lee's Pharmaceutical
Holdings, Ltd. 463,000 66,196
Ω*Legend Holdings Corp.,
Class H 1,068,200 1,299,498
#Lenovo Group, Ltd. 10,258,000 15,294,519
Lens Technology Co., Ltd.,
Class A 204,500 768,931
Leo Group Co., Ltd., Class A 142,500 134,526
Leoch International
Technology, Ltd. 542,000 63,653
Lepu Medical Technology
Beijing Co., Ltd., Class A 79,600 167,184
LEPU ScienTech Medical
Technology Shanghai Co.,
Ltd., Class H 11,000 16,190
Shares Value †
CHINA — (Continued)
Leshan Giantstar Farming &
Husbandry Corp., Ltd. 181,300 $ 499,133
Levima Advanced Materials
Corp., Class A 35,900 126,579
Leyard Optoelectronic Co.,
Ltd., Class A 61,600 57,341
*Li Auto, Inc., Class A 965,600 8,326,316
#*Li Auto, Inc., Class A, ADR 3,809 67,914
Li Ning Co., Ltd. 4,163,500 10,746,573
*LianChuang Electronic
Technology Co., Ltd., Class A 60,000 67,444
Lianhe Chemical Technology
Co., Ltd., Class A 205,300 497,298
*Liao Ning Oxiranchem, Inc.,
Class A 38,700 65,875
Liaoning Energy Industry Co.,
Ltd., Class A 650,000 378,640
Liaoning Port Co., Ltd., Class
H 572,000 62,795
Lier Chemical Co., Ltd., Class
A 185,300 349,861
*Lifetech Scientific Corp. 3,692,000 1,017,995
Lijiang Yulong Tourism Co.,
Ltd., Class A 136,000 188,503
Lily Group Co., Ltd., Class A 25,500 62,328
*Linewell Software Co., Ltd. 34,000 44,588
Lingbao Gold Group Co., Ltd.,
Class H 947,000 2,504,782
Lingyi iTech Guangdong Co.,
Class A 147,600 303,740
*Liuzhou Iron & Steel Co., Ltd.,
Class A 250,800 167,754
Livzon Pharmaceutical Group,
Inc., Class H 207,700 746,620
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 115,800 361,687
#LK Technology Holdings, Ltd. 935,000 323,453
Loncin Motor Co., Ltd., Class A 211,900 476,378
*Long Yuan Construction
Group Co., Ltd., Class A 224,500 65,388
Ω#Longfor Group Holdings,
Ltd. 3,833,097 3,924,230
Longhua Technology Group
Luoyang Co., Ltd., Class A 86,800 134,284
*LONGi Green Energy
Technology Co., Ltd., Class A 96,940 233,541
Longshine Technology Group
Co., Ltd., Class A 48,700 97,224
*Lontium Semiconductor Corp. 8,856 103,228
*Lotus Holdings Co., Ltd. 402,100 630,897
Lucky Harvest Co., Ltd. 69,810 300,703
Luolai Lifestyle Technology
Co., Ltd., Class A 87,700 144,533
Luoniushan Co., Ltd., Class A 199,900 192,517
*Luoxin Pharmaceuticals
Group Stock Co., Ltd., Class A 35,800 28,976
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 34,300 215,067

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 118,200 $ 113,315
Luxi Chemical Group Co., Ltd.,
Class A 130,900 326,850
Luxshare Precision Industry
Co., Ltd., Class A 272,400 2,671,233
Luyang Energy-Saving
Materials Co., Ltd. 60,900 87,976
Ω*Luye Pharma Group, Ltd. 3,614,500 1,185,801
Luzhou Laojiao Co., Ltd.,
Class A 62,500 915,681
Lygend Resources &
Technology Co., Ltd., Class H 50,200 76,706
*Maanshan Iron & Steel Co.,
Ltd., Class H 1,856,000 601,786
Maccura Biotechnology Co.,
Ltd., Class A 85,800 131,732
*Malion New Materials Co.,
Ltd., Class A 43,600 74,343
Mango Excellent Media Co.,
Ltd., Class A 135,600 385,821
Ω#Maoyan Entertainment 635,037 483,143
*Maoye Commercial Co., Ltd.,
Class A 70,400 51,520
*Marssenger Kitchenware Co.,
Ltd., Class A 20,000 30,619
Maxscend Microelectronics
Co., Ltd., Class A 7,400 107,897
Maxvision Technology Corp.,
Class A 25,500 200,907
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 76,700 292,213
Mehow Innovative, Ltd., Class
A 47,540 186,198
MeiG Smart Technology Co.,
Ltd., Class A 8,300 47,463
Meihua Holdings Group Co.,
Ltd., Class A 247,800 359,785
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 317,700 252,492
Ω*Meitu, Inc. 608,500 323,135
Ω*Meituan, Class B 2,310,360 24,552,414
Mesnac Co., Ltd., Class A 280,000 277,445
#Metallurgical Corp. of China,
Ltd., Class H 2,237,000 451,184
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 226,200 120,510
#MicroPort NeuroScientific
Corp. 127,224 168,414
*Microport Scientific Corp. 668,900 743,720
Micro-Tech Nanjing Co., Ltd. 19,129 238,036
Midea Group Co., Ltd., Class A 126,334 1,499,585
Midea Group Co., Ltd., Class
H 98,300 1,125,580
Ω*Midea Real Estate Holding,
Ltd. 283,000 117,409
Shares Value †
CHINA — (Continued)
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 28,900 $ 240,553
Ming Yang Smart Energy
Group, Ltd., Class A 66,900 155,100
MINISO Group Holding, Ltd. 573,600 2,073,637
*Minmetals Development Co.,
Ltd., Class A 180,600 293,936
Minth Group, Ltd. 1,448,000 6,299,389
*Miracle Automation
Engineering Co., Ltd. 31,400 106,714
Miracll Chemicals Co., Ltd. 8,900 23,187
MLS Co., Ltd., Class A 310,500 431,278
*MMG, Ltd. 8,080,000 8,571,221
Ω*Mobvista, Inc. 1,099,000 2,286,734
*MOG Digitech Holdings, Ltd. 944,000 23,137
Monalisa Group Co., Ltd.,
Class A 49,100 77,901
Montage Technology Co., Ltd.,
Class A 6,396 162,232
Moon Environment Technology
Co., Ltd., Class A 103,480 377,883
Morimatsu International
Holdings Co., Ltd. 736,000 659,546
Motic Xiamen Electric Group
Co., Ltd. 34,200 76,586
Muyuan Foods Co., Ltd., Class
A 315,400 2,063,474
MYS Group Co., Ltd., Class A 407,200 202,636
Nancal Technology Co., Ltd. 46,500 266,790
*Nanfang Pump Industry Co.,
Ltd., Class A 325,300 230,441
Nanhua Futures Co., Ltd. 77,700 238,251
NanJi E-Commerce Co., Ltd.,
Class A 347,500 154,109
Nanjing Cosmos Chemical
Co., Ltd. 61,540 125,740
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 32,200 227,066
Nanjing Iron & Steel Co., Ltd.,
Class A 182,900 144,289
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 82,700 111,116
Nanjing Pharmaceutical Group
Co., Ltd. 437,970 338,461
Nanjing Securities Co., Ltd.,
Class A 190,900 205,363
*Nanjing Tanker Corp. 461,800 302,804
Nantong Jianghai Capacitor
Co., Ltd., Class A 47,300 265,495
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 67,400 285,094
NARI Technology Co., Ltd.,
Class A 173,560 659,708
*National Silicon Industry
Group Co., Ltd., Class A 33,449 100,900
NAURA Technology Group
Co., Ltd., Class A 10,665 838,218

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*NavInfo Co., Ltd., Class A 61,500 $ 81,282
NBTM New Materials Group
Co., Ltd., Class A 47,000 234,438
#NetDragon Websoft Holdings,
Ltd. 330,000 363,121
Ω#*NetEase Cloud Music, Inc. 33,100 485,910
NetEase, Inc. 562,200 12,846,185
NetEase, Inc., Sponsored ADR 123,513 14,514,013
Neusoft Corp., Class A 125,200 161,989
Neutech Group, Ltd. 320,000 97,629
New China Life Insurance Co.,
Ltd., Class H 1,178,300 7,701,160
New Guomai Digital Culture
Co., Ltd., Class A 54,300 98,549
New Hope Dairy Co., Ltd.,
Class A 45,300 132,008
New Hope Liuhe Co., Ltd.,
Class A 221,500 283,020
Ω#*<New Horizon Health, Ltd. 61,500 20,804
*New Journey Health
Technology Group Co., Ltd. 378,700 128,037
New Trend International Logis-
Tech Co., Ltd. 47,500 79,672
Neway Valve Suzhou Co.,
Ltd., Class A 37,100 340,681
#*Newborn Town, Inc. 366,000 431,234
Newland Digital Technology
Co., Ltd., Class A 65,700 191,263
Nexteer Automotive Group,
Ltd. 2,316,000 1,422,047
*Nine Dragons Paper
Holdings, Ltd. 2,713,000 2,188,755
Ningbo BaoSi Energy
Equipment Co., Ltd., Class A 200 205
Ningbo Boway Alloy Material
Co., Ltd. 68,600 175,809
*Ningbo Changhong Polymer
Scientific & Technical, Inc. 15,200 26,808
Ningbo Exciton Technology
Co., Ltd. 29,800 83,089
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 42,900 126,081
Ningbo Huaxiang Electronic
Co., Ltd., Class A 166,300 633,572
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 77,700 138,402
Ningbo Jintian Copper Group
Co., Ltd. 240,500 356,930
Ningbo Joyson Electronic
Corp., Class A 91,900 383,614
Ningbo KBE Electrical
Technology Co., Ltd. 2,800 23,437
Ningbo Orient Wires & Cables
Co., Ltd., Class A 13,700 124,581
Ningbo Peacebird Fashion
Co., Ltd., Class A 58,700 122,257
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 31,436 160,255
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 60,500 177,630
Shares Value †
CHINA — (Continued)
*Ningbo Shanshan Co., Ltd.,
Class A 79,700 $ 194,224
Ningbo Sunrise Elc
Technology Co., Ltd. 30,900 151,733
Ningbo Tuopu Group Co., Ltd.,
Class A 42,955 378,100
Ningbo Xusheng Group Co.,
Ltd., Class A 62,400 140,740
Ningbo Yongxin Optics Co.,
Ltd., Class A 7,000 117,576
Ningbo Yunsheng Co., Ltd.,
Class A 102,900 199,856
Ningbo Zhoushan Port Co.,
Ltd., Class A 177,500 96,124
Ningxia Baofeng Energy Group
Co., Ltd., Class A 403,300 1,812,160
Ningxia Building Materials
Group Co., Ltd., Class A 49,900 94,288
Ningxia Orient Tantalum
Industry Co., Ltd. 32,500 208,680
Ningxia Western Venture
Industrial Co., Ltd. 144,100 99,127
*NIO, Inc., Class A 604,700 3,797,829
*Niu Technologies, ADR 56,722 175,838
NKY Medical Holdings, Ltd.,
Class A 76,700 212,396
ΩNongfu Spring Co., Ltd.,
Class H 1,151,600 6,879,831
Norinco International
Cooperation, Ltd., Class A 240,840 450,847
North Chemical Industries Co.,
Ltd., Class A 54,600 194,670
North China Pharmaceutical
Co., Ltd. 222,500 169,667
North Copper Co., Ltd., Class
A 87,300 183,229
*North Electro-Optic Co., Ltd. 16,000 51,215
North Huajin Chemical
Industries Co., Ltd., Class A 278,900 232,269
*North Industries Group Red
Arrow Co., Ltd., Class A 55,200 143,325
Northeast Pharmaceutical
Group Co., Ltd., Class A 450,000 324,705
Northeast Securities Co., Ltd.,
Class A 182,200 231,205
Northking Information
Technology Co., Ltd., Class A 51,688 113,326
Novoray Corp., Class A 11,628 148,797
*NSFOCUS Technologies
Group Co., Ltd., Class A 60,800 65,317
*Nuode New Materials Co.,
Ltd., Class A 177,500 279,278
NYOCOR Co., Ltd., Class A 353,200 403,223
Ω*Ocumension Therapeutics 163,500 154,447
*Offcn Education Technology
Co., Ltd., Class A 280,900 108,950
Offshore Oil Engineering Co.,
Ltd., Class A 354,700 351,463
*OFILM Group Co., Ltd., Class
A 92,600 118,048

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Olympic Circuit Technology
Co., Ltd., Class A 37,600 $ 289,745
OmniVision Integrated Circuits
Group, Inc. 24,535 352,996
Onewo, Inc., Class H 301,300 649,235
Oppein Home Group, Inc.,
Class A 26,600 182,982
Opple Lighting Co., Ltd., Class
A 53,100 157,458
OPT Machine Vision Tech Co.,
Ltd., Class A 6,070 97,113
ORG Technology Co., Ltd.,
Class A 362,000 291,408
Orient International Enterprise,
Ltd., Class A 111,300 115,008
ΩOrient Securities Co., Ltd.,
Class H 412,400 325,340
*Oriental Energy Co., Ltd.,
Class A 203,300 239,532
*Ourpalm Co., Ltd., Class A 115,600 84,767
Ovctek China, Inc., Class A 95,800 202,190
*Pacific Securities Co., Ltd.
(The), Class A 157,875 85,034
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 200,940 351,451
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 159,700 85,082
*Pantum Technology Co., Ltd.,
Class A 35,100 98,431
*PCI Technology Group Co.,
Ltd., Class A 267,500 209,072
*PDD Holdings, Inc.,
Sponsored ADR 437,612 43,708,687
Ω*Peijia Medical, Ltd. 176,000 139,070
*<Pengdu Agriculture & Animal
Husbandry Co., Ltd., Class A 669,200 –
*Pengxin International Mining
Co., Ltd., Class A 166,400 199,465
People.cn Co., Ltd., Class A 29,800 82,783
People's Insurance Co. Group
of China, Ltd. (The), Class H 6,060,000 4,115,424
*Perennial Energy Holdings,
Ltd. 905,000 115,526
Perfect World Co., Ltd., Class
A 45,700 101,736
#Persistence Gold Group, Ltd. 815,000 114,441
PetroChina Co., Ltd., Class H 19,526,000 29,985,356
#*Phancy Group Co., Ltd.,
Class H 35,300 168,530
PharmaBlock Sciences
Nanjing, Inc., Class A 36,500 212,888
ΩPharmaron Beijing Co., Ltd.,
Class H 343,475 922,510
*Phenix Optical Co., Ltd. 54,500 154,909
PhiChem Corp., Class A 58,500 260,377
PICC Property & Casualty Co.,
Ltd., Class H 5,380,000 9,621,675
Ping An Bank Co., Ltd., Class
A 492,300 827,904
Shares Value †
CHINA — (Continued)
Ping An Insurance Group Co.
of China, Ltd. 5,684,500 $ 45,715,462
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 320,300 404,105
PNC Process Systems Co.,
Ltd., Class A 34,800 126,673
POCO Holding Co., Ltd., Class
A 10,700 151,299
*Polaris Bay Group Co., Ltd.,
Class A 324,600 297,883
Poly Developments and
Holdings Group Co., Ltd.,
Class A 163,600 147,022
Poly Property Group Co., Ltd. 2,422,853 596,918
*Pony Testing International
Group Co., Ltd., Class A 73,000 103,105
ΩPop Mart International
Group, Ltd. 646,400 12,971,320
*Porton Pharma Solutions,
Ltd., Class A 48,300 149,940
ΩPostal Savings Bank of
China Co., Ltd., Class H 4,491,000 2,877,909
Pou Sheng International
Holdings, Ltd., Class A 2,651,000 131,979
Power Construction Corp. of
China, Ltd., Class A 444,400 363,593
*Powerwin Tech Group, Ltd. 204,000 16,406
Precision Tsugami China
Corp., Ltd. 120,000 730,685
Prinx Chengshan Holdings,
Ltd. 210,500 215,236
*Productive Technologies Co.,
Ltd. 1,224,000 107,810
Pulike Biological Engineering,
Inc. 18,400 32,236
Puyang Huicheng Electronic
Material Co., Ltd., Class A 17,800 38,037
Pylon Technologies Co., Ltd.,
Class A 32,591 366,916
#Q Technology Group Co.,
Ltd. 982,000 1,020,390
*Qi An Xin Technology Group,
Inc. 17,574 77,448
Qianhe Condiment and Food
Co., Ltd., Class A 87,320 116,940
Qinchuan Machine Tool & Tool
Group Share Co., Ltd., Class A 86,000 139,844
Qingdao Citymedia Co., Ltd. 62,500 57,813
Qingdao East Steel Tower
Stock Co., Ltd., Class A 281,600 988,764
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 37,200 70,890
Qingdao Gaoce Technology
Co., Ltd., Class A 169,961 332,591
Qingdao Gon Technology Co.,
Ltd., Class A 78,300 605,098
Qingdao Haier Biomedical Co.,
Ltd., Class A 44,054 202,463

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Qingdao Hanhe Cable Co.,
Ltd., Class A 392,700 $ 501,196
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class A 58,220 119,127
Qingdao Huicheng
Environmental Technology
Group Co., Ltd. 4,400 44,964
Qingdao NovelBeam
Technology Co., Ltd. 5,622 90,513
ΩQingdao Port International
Co., Ltd., Class H 1,152,000 1,124,978
Qingdao Rural Commercial
Bank Corp., Class A 389,800 173,438
Qingdao Sentury Tire Co.,
Ltd., Class A 83,240 209,308
Qingdao TGOOD Electric Co.,
Ltd., Class A 26,100 112,692
Qinghai Huzhu TianYouDe
Highland Barley Spirit Co.,
Ltd., Class A 44,600 52,810
*Qinghai Salt Lake Industry
Co., Ltd., Class A 174,200 1,001,752
Qinhuangdao Port Co., Ltd.,
Class H 881,000 278,906
*QuakeSafe Technologies Co.,
Ltd., Class A 2,100 7,155
*QuantumCTek Co., Ltd.,
Class A 617 51,672
Queclink Wireless Solutions
Co., Ltd., Class A 40,100 86,100
Quectel Wireless Solutions
Co., Ltd., Class A 18,340 194,074
Quick Intelligent Equipment
Co., Ltd. 20,100 137,916
#*Qunabox Group, Ltd. 93,800 178,889
*Quzhou DFP New Material
Group Co., Ltd. 313,200 208,117
Rainbow Digital Commercial
Co., Ltd., Class A 393,700 317,502
Range Intelligent Computing
Technology Group Co., Ltd. 26,500 345,429
Rayhoo Motor Dies Co., Ltd. 47,200 207,111
Raytron Technology Co., Ltd.,
Class A 10,097 215,777
Red Avenue New Materials
Group Co., Ltd., Class A 19,300 152,426
Ω#*Red Star Macalline Group
Corp., Ltd., Class H 743,400 133,805
Renhe Pharmacy Co., Ltd.,
Class A 374,100 311,552
*REPT BATTERO Energy Co.,
Ltd., Class H 128,400 289,786
Rianlon Corp., Class A 68,700 436,492
Richinfo Technology Co., Ltd.,
Class A 18,600 61,498
*Risen Energy Co., Ltd., Class
A 131,700 341,955
Riyue Heavy Industry Co.,
Ltd., Class A 195,700 365,200
Rizhao Port Co., Ltd., Class A 910,200 394,329
Shares Value †
CHINA — (Continued)
#*RoboSense Technology
Co., Ltd. 4,300 $ 18,279
RoboTechnik Intelligent
Technology Co., Ltd., Class A 2,000 141,123
Rockchip Electronics Co., Ltd.,
Class A 6,600 176,680
*RongFa Nuclear Equipment
Co., Ltd., Class A 139,300 152,708
Rongsheng Petrochemical
Co., Ltd., Class A 390,500 797,306
*Roshow Technology Co., Ltd.,
Class A 102,300 115,141
Ruida Futures Co., Ltd., Class
A 83,000 300,787
Runjian Co., Ltd., Class A 34,000 296,987
*Ruyi Film Entertainment Co.,
Ltd., Class A 104,000 153,891
Sai Micro Electronics, Inc.,
Class A 29,400 197,166
Sailun Group Co., Ltd., Class
A 231,400 471,447
Sanan Optoelectronics Co.,
Ltd., Class A 70,700 141,455
Sangfor Technologies, Inc.,
Class A 5,600 96,044
Sanjiang Shopping Club Co.,
Ltd., Class A 66,100 131,961
Sanquan Food Co., Ltd., Class
A 88,700 186,686
*Sansteel Minguang Co., Ltd.
Fujian, Class A 356,402 178,401
Sansure Biotech, Inc., Class A 65,154 163,544
*Sanwei Holding Group Co.,
Ltd. 63,200 103,971
Sany Heavy Equipment
International Holdings Co., Ltd. 1,565,000 2,155,590
Sany Heavy Industry Co., Ltd.,
Class A 156,200 465,238
Satellite Chemical Co., Ltd.,
Class A 166,435 721,051
SDIC Capital Co., Ltd., Class A 159,700 156,840
SDIC Power Holdings Co.,
Ltd., Class A 112,100 223,631
Sealand Securities Co., Ltd.,
Class A 181,100 103,639
#*Seazen Group, Ltd. 5,554,000 1,573,944
*Seazen Holdings Co., Ltd.,
Class A 66,200 143,206
*<S-Enjoy Service Group Co.,
Ltd. 404,000 27,075
Seres Group Co., Ltd., Class A 64,300 835,236
SF Holding Co., Ltd. 7,000 31,632
SF Holding Co., Ltd., Class A 276,900 1,503,581
SG Micro Corp., Class A 6,318 85,019
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 163,400 93,510
Shaanxi Coal Industry Co.,
Ltd., Class A 556,100 2,126,778

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 307,000 $ 156,368
*Shaanxi Fenghuo Electronics
Co., Ltd., Class A 51,900 72,240
*Shaanxi Heimao Coking Co.,
Ltd., Class A 199,200 117,205
ShaanXi Provincial Natural
Gas Co., Ltd., Class A 53,300 61,863
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 209,900 321,040
#*Shandong BoAn
Biotechnology Co., Ltd., Class
H 9,800 8,557
Shandong Bohui Paper
Industrial Co., Ltd., Class A 388,300 360,887
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 50,400 120,092
Shandong Dawn Polymer Co.,
Ltd., Class A 47,525 208,955
Shandong Denghai Seeds Co.,
Ltd., Class A 66,800 100,117
Shandong Dongyue Silicone
Material Co., Ltd., Class A 106,200 235,953
ΩShandong Gold Mining Co.,
Ltd., Class H 618,000 2,237,304
*Shandong Haihua Co., Ltd.,
Class A 93,400 81,338
Shandong Head Group Co.,
Ltd., Class A 117,500 459,864
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 29,200 373,743
Shandong Hi-speed Co., Ltd.,
Class A 47,600 74,545
*Shandong Hi-Speed New
Energy Group, Ltd. 42,000 8,685
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 186,400 151,142
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 94,300 531,376
Shandong Huatai Paper
Industry Shareholding Co., Ltd. 216,300 123,150
Shandong Humon Smelting
Co., Ltd., Class A 112,700 273,983
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 75,700 171,956
Shandong Jinjing Science &
Technology Co., Ltd., Class A 325,400 279,090
Shandong Linglong Tyre Co.,
Ltd., Class A 113,400 219,419
*Shandong Longda Meishi
Co., Ltd., Class A 143,705 60,154
Shandong Lukang Pharma 257,600 306,902
Shandong Nanshan Aluminum
Co., Ltd., Class A 600,900 472,287
Shares Value †
CHINA — (Continued)
Shandong New Beiyang
Information Technology Co.,
Ltd., Class A 89,700 $ 96,627
Shandong Pharmaceutical
Glass Co., Ltd., Class A 160,500 437,876
Shandong Publishing & Media
Co., Ltd., Class A 107,400 117,266
Shandong Sun Paper Industry
JSC, Ltd., Class A 241,900 520,809
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 16,300 202,189
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 4,014,400 1,762,826
Shandong WIT Dyne Health
Co., Ltd., Class A 78,575 333,053
Shandong Xiantan Group Co.,
Ltd. 110,700 103,695
#Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 218,000 172,257
Shandong Yisheng Livestock
& Poultry Breeding Co., Ltd.,
Class A 121,000 198,528
Shanghai Acrel Co., Ltd. 30,000 106,171
*Shanghai Aerospace
Automobile Electromechanical
Co., Ltd., Class A 122,600 260,368
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 112,300 252,794
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 11,797 159,887
Shanghai AtHub Co., Ltd.,
Class A 58,612 316,636
Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 52,880 147,518
Shanghai Baolong Automotive
Corp., Class A 51,100 253,094
Shanghai Baosight Software
Co., Ltd., Class A 30,895 102,556
Shanghai Baosteel Packaging
Co., Ltd., Class A 176,300 132,889
Shanghai Belling Co., Ltd.,
Class A 40,200 168,864
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 6,519 135,278
Shanghai Bright Meat Group
Co., Ltd., Class A 183,000 157,492
Shanghai Chicmax Cosmetic
Co., Ltd., Class H 8,300 49,797
Shanghai Chinafortune Co.,
Ltd., Class A 51,000 105,548
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 106,500 200,613
Shanghai Construction Group
Co., Ltd., Class A 837,000 330,765

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 127,807 $ 204,645
Shanghai Datun Energy
Resources Co., Ltd., Class A 98,800 200,713
*Shanghai DZH, Ltd., Class A 18,400 27,577
*Shanghai Electric Group Co.,
Ltd., Class H 892,000 442,940
Shanghai Electric Power Co.,
Ltd., Class A 94,400 234,883
Shanghai Environment Group
Co., Ltd., Class A 152,040 182,252
*Shanghai Feilo Acoustics Co.,
Ltd., Class A 104,800 105,684
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class A 43,600 62,027
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 523,500 1,277,049
#Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 165,000 818,497
Shanghai Fudan-Zhangjiang
Bio-Pharmaceutical Co., Ltd.,
Class H 130,000 47,129
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 13,200 114,084
Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 21,400 77,709
*Shanghai Gench Education
Group, Ltd. 63,500 16,779
Shanghai Gentech Co., Ltd. 38,340 183,273
Shanghai Haixin Group Co. 57,400 69,982
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 82,500 333,388
ΩShanghai Haohai Biological
Technology Co., Ltd., Class H 43,600 123,112
Ω*Shanghai Henlius Biotech,
Inc., Class H 10,300 98,875
Shanghai Huace Navigation
Technology, Ltd., Class A 19,040 88,312
Shanghai Huafon Aluminium
Corp., Class A 88,800 240,704
Shanghai Huayi Group Co.,
Ltd., Class A 117,600 187,269
#Shanghai Industrial Holdings,
Ltd. 571,000 1,119,586
*Shanghai Industrial Urban
Development Group, Ltd. 1,740,000 61,082
*Shanghai INT Medical
Instruments Co., Ltd., Class H 28,600 143,771
Shanghai International Airport
Co., Ltd., Class A 17,600 70,170
Shanghai Jahwa United Co.,
Ltd., Class A 86,100 254,179
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 81,600 305,268
Shares Value †
CHINA — (Continued)
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 60,800 $ 91,836
Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 167,600 141,785
Shanghai Kelai Mechatronics
Engineering Co., Ltd., Class A 15,000 48,936
Shanghai Liangxin Electrical
Co., Ltd., Class A 119,000 201,516
Shanghai Lingang Holdings
Corp., Ltd., Class A 147,000 193,207
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 39,800 47,942
Shanghai M&G Stationery,
Inc., Class A 44,140 158,539
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 28,200 99,677
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 13,579 203,357
*Shanghai Milkground Food
Tech Co., Ltd., Class A 55,500 167,986
Shanghai Moons' Electric Co.,
Ltd., Class A 2,600 22,585
*Shanghai New Power
Automotive Technology Co.,
Ltd. 243,200 295,442
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 767,000 1,151,418
Shanghai Pioneer Holding,
Ltd., Class A 30,000 8,655
Shanghai Pret Composites
Co., Ltd., Class A 95,100 203,636
Shanghai Pudong Construction
Co., Ltd., Class A 222,400 229,485
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 376,100 510,285
Shanghai Putailai New Energy
Technology Group Co., Ltd. 79,235 420,624
Shanghai QiFan Cable Co.,
Ltd., Class A 64,000 340,685
Shanghai RAAS Blood
Products Co., Ltd., Class A 179,100 145,747
Shanghai Runda Medical
Technology Co., Ltd., Class A 51,200 100,641
Shanghai Rural Commercial
Bank Co., Ltd., Class A 202,000 265,496
Shanghai Shibei Hi-Tech Co.,
Ltd., Class A 215,100 152,061
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 122,900 172,504
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 9,900 137,321

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*Shanghai Stonehill
Technology Co., Ltd., Class A 136,800 $ 172,393
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 46,400 86,656
Shanghai Tunnel Engineering
Co., Ltd., Class A 237,000 206,046
Shanghai Vital Microtech Co.,
Ltd. 34,800 140,680
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 54,500 80,007
Shanghai Yaoji Technology
Co., Ltd., Class A 57,000 170,941
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 152,700 110,183
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 26,100 139,891
Shanghai Zhenhua Heavy
Industries Co., Ltd. 261,900 207,761
Shanghai Zhonggu Logistics
Co., Ltd., Class A 119,896 190,399
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 325,100 332,126
Shanjin International Gold Co.,
Ltd., Class A 96,100 366,405
Shannon Semiconductor
Technology Co., Ltd. 16,600 424,454
Shantou Wanshun New
Material Group Co., Ltd., Class
A 94,400 134,850
Shantui Construction
Machinery Co., Ltd., Class A 299,600 522,256
Shanxi Blue Flame Holding
Co., Ltd., Class A 318,900 427,076
Shanxi Coal International
Energy Group Co., Ltd., Class
A 316,600 651,518
Shanxi Coking Co., Ltd., Class
A 287,200 180,752
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 357,060 366,867
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 592,200 311,166
Shanxi Hi-speed Group Co.,
Ltd. 156,500 115,216
Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 251,920 261,051
*Shanxi Lu'an Chemical
Technology Co., Ltd., Class A 328,100 160,872
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 143,600 339,645
*Shanxi Meijin Energy Co.,
Ltd., Class A 148,600 97,003
Shanxi Securities Co., Ltd.,
Class A 75,100 62,104
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 217,300 135,169
Shares Value †
CHINA — (Continued)
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 55,300 $ 1,160,253
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 167,800 140,481
*Shanying International
Holding Co., Ltd., Class A 100,076 21,239
Sharetronic Data Technology
Co., Ltd. 12,348 469,352
Shede Spirits Co., Ltd., Class
A 24,800 160,618
Shenergy Co., Ltd., Class A 4,000 5,304
Shengda Resources Co., Ltd.,
Class A 53,400 285,119
Shenghe Resources Holding
Co., Ltd., Class A 46,670 177,804
Shengyi Electronics Co., Ltd.,
Class A 4,748 76,164
Shengyi Technology Co., Ltd.,
Class A 49,400 553,191
Shenma Industry Co., Ltd. 164,300 183,722
Shennan Circuits Co., Ltd.,
Class A 17,160 784,869
ΩShenwan Hongyuan Group
Co., Ltd., Class H 922,400 328,514
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 6,389 64,943
Shenzhen Absen
Optoelectronic Co., Ltd. 25,800 61,816
Shenzhen Agricultural Power
Group Co., Ltd., Class A 235,600 254,485
Shenzhen Airport Co., Ltd.,
Class A 151,600 158,204
Shenzhen Aisidi Co., Ltd.,
Class A 79,900 161,031
*Shenzhen Anche
Technologies Co., Ltd., Class
A 100 448
Shenzhen Batian Ecotypic
Engineering Co., Ltd., Class A 246,900 502,303
Shenzhen Bingchuan Network
Co., Ltd. 52,300 203,693
Shenzhen BSC Technology
Co., Ltd., Class A 19,200 92,314
Shenzhen Capchem
Technology Co., Ltd., Class A 22,100 223,512
Shenzhen Center Power Tech
Co., Ltd., Class A 35,400 143,313
Shenzhen Cereals Holdings
Co., Ltd., Class A 210,600 237,036
Shenzhen Changhong
Technology Co., Ltd., Class A 60,700 157,250
Shenzhen Click Technology
Co., Ltd., Class A 46,800 132,269
Shenzhen Colibri Technologies
Co., Ltd., Class A 34,200 218,344
Shenzhen Comix Group Co.,
Ltd., Class A 171,300 172,996

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Shenzhen Das Intellitech Co.,
Ltd., Class A 314,700 $ 133,575
Shenzhen Desay Battery
Technology Co., Class A 69,010 293,318
*Shenzhen Dynanonic Co.,
Ltd., Class A 27,300 287,490
Shenzhen Energy Group Co.,
Ltd., Class A 131,200 131,347
Shenzhen Envicool
Technology Co., Ltd., Class A 42,602 589,863
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 91,500 445,290
#Shenzhen Expressway Corp.,
Ltd., Class H 500,000 471,039
Shenzhen Farben Information
Technology Co., Ltd. 10,400 28,267
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 26,200 106,259
*Shenzhen Feima International
Supply Chain Co., Ltd., Class
A 350,500 152,874
*Shenzhen Fenda Technology
Co., Ltd., Class A 79,600 60,815
Shenzhen FRD Science &
Technology Co., Ltd., Class A 39,800 208,135
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 140,400 151,448
Shenzhen Gas Corp., Ltd.,
Class A 152,000 154,172
*Shenzhen Gongjin Electronics
Co., Ltd., Class A 126,100 270,200
Shenzhen Goodix Technology
Co., Ltd., Class A 9,300 88,326
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 64,500 298,883
ΩShenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 225,000 139,014
Shenzhen Honor Electronic
Co., Ltd. 2,600 153,739
Shenzhen Hopewind Electric
Co., Ltd. 53,000 340,387
Shenzhen Huaqiang Industry
Co., Ltd., Class A 49,500 267,483
Shenzhen Inovance
Technology Co., Ltd., Class A 17,600 176,712
#Shenzhen International
Holdings, Ltd. 2,251,108 2,135,086
Shenzhen Investment Holdings
Bay Area Development Co.,
Ltd. 500 125
#*Shenzhen Investment, Ltd. 3,520,000 368,457
Shenzhen Invt Electric Co.,
Ltd., Class A 122,900 140,306
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 69,100 86,977
*Shenzhen Jinjia Group Co.,
Ltd., Class A 173,800 96,409
Shares Value †
CHINA — (Continued)
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 148,300 $ 192,962
Shenzhen Kaifa Technology
Co., Ltd., Class A 41,500 177,484
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 35,300 72,849
Shenzhen Kedali Industry Co.,
Ltd., Class A 11,900 331,709
*Shenzhen Kingdom Sci-Tech
Co., Ltd., Class A 46,000 92,103
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 174,000 375,385
Shenzhen Kinwong Electronic
Co., Ltd., Class A 38,900 399,513
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 68,900 469,428
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 106,200 162,898
Shenzhen Leaguer Co., Ltd.,
Class A 157,000 196,010
Shenzhen Lifotronic
Technology Co., Ltd. 52,053 99,423
Shenzhen Megmeet Electrical
Co., Ltd., Class A 22,300 392,352
Shenzhen Microgate
Technology Co., Ltd., Class A 88,900 162,125
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 55,800 1,375,328
Shenzhen MTC Co., Ltd.,
Class A 302,100 488,588
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 36,200 255,644
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 449,300 165,717
Shenzhen Noposin Crop
Science Co., Ltd., Class A 237,400 379,431
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 341,300 112,895
Shenzhen Pagoda Industrial
Group Corp., Ltd., Class H 526,000 110,118
Shenzhen Qingyi Photomask,
Ltd. 27,185 123,106
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 17,300 129,870
Shenzhen SC New Energy
Technology Corp., Class A 29,500 402,582
Shenzhen SED Industry Co.,
Ltd., Class A 44,100 111,923
Shenzhen SEG Co., Ltd.,
Class A 65,700 78,851
Shenzhen Senior Technology
Material Co., Ltd., Class A 93,000 223,640
Shenzhen Sinexcel Electric
Co., Ltd. 54,200 368,639

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Shenzhen Sunline Tech Co.,
Ltd., Class A 20,900 $ 36,127
Shenzhen Sunlord Electronics
Co., Ltd., Class A 32,100 159,505
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 28,900 130,745
Shenzhen Sunway
Communication Co., Ltd.,
Class A 29,300 391,533
Shenzhen Tagen Group Co.,
Ltd., Class A 297,700 153,374
Shenzhen Topband Co., Ltd.,
Class A 79,900 125,247
Shenzhen Topraysolar Co.,
Ltd. 238,700 190,755
Shenzhen Topway Video
Communication Co., Ltd.,
Class A 65,800 70,400
Shenzhen United Winners
Laser Co., Ltd., Class A 29,791 124,966
Shenzhen Weiguang Biological
Products Co., Ltd., Class A 26,300 98,966
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 107,600 358,123
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 106,000 70,280
Shenzhen Yinghe Technology
Co., Ltd., Class A 67,000 284,284
*Shenzhen Yitoa Intelligent
Control Co., Ltd., Class A 32,800 78,011
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 50,000 276,918
*Shenzhen Zhenye Group Co.,
Ltd., Class A 91,600 130,046
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 534,200 527,761
Shenzhou International Group
Holdings, Ltd. 922,500 5,511,154
*Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 14,200 238,844
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 229,300 577,248
Shijiazhuang Yiling
Pharmaceutical Co., Ltd.,
Class A 39,900 99,511
Shinva Medical Instrument
Co., Ltd., Class A 149,530 300,927
Shougang Century Holdings,
Ltd. 113,200 36,415
*<Shouhang High-Tech
Energy Co., Ltd., Class A 178,100 1,825
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 122,000 108,566
Shui On Land, Ltd. 4,154,500 281,077
*Siasun Robot & Automation
Co., Ltd., Class A 24,500 53,716
Shares Value †
CHINA — (Continued)
Sichuan Changhong Electric
Co., Ltd., Class A 135,600 $ 173,461
*Sichuan Chengfei Integration
Technology Corp., Class A 37,900 163,752
Sichuan Chuantou Energy Co.,
Ltd., Class A 52,000 116,522
Sichuan Development Lomon
Co., Ltd., Class A 127,500 204,340
Sichuan EM Technology Co.,
Ltd., Class A 79,600 455,999
#Sichuan Expressway Co.,
Ltd., Class H 616,000 462,369
Sichuan Furong Technology
Co., Ltd., Class A 55,471 87,684
*Sichuan Haite High-tech Co.,
Ltd., Class A 167,800 309,451
*Sichuan Hebang
Biotechnology Co., Ltd., Class
A 326,700 141,537
*Sichuan Hexie Shuangma
Co., Ltd., Class A 76,100 297,612
*Sichuan Hongda Co., Ltd. 103,200 273,998
Sichuan Injet Electric Co., Ltd.,
Class A 15,900 114,613
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 27,000 62,162
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 53,500 270,697
*Sichuan Lutianhua Co., Ltd.,
Class A 240,800 171,639
Sichuan New Energy Power
Co., Ltd., Class A 85,700 218,504
Sichuan Road and Bridge
Group Co., Ltd., Class A 389,560 466,969
Sichuan Swellfun Co., Ltd.,
Class A 30,000 142,747
Sichuan Teway Food Group
Co., Ltd., Class A 106,800 267,768
Sichuan Yahua Industrial
Group Co., Ltd., Class A 44,100 197,962
#Sihuan Pharmaceutical
Holdings Group, Ltd. 4,024,000 652,367
SIIC Environment Holdings,
Ltd., Class F 378,000 52,113
ΩSimcere Pharmaceutical
Group, Ltd. 720,000 1,088,214
Sineng Electric Co., Ltd., Class
A 51,240 283,710
*Sino GeoPhysical Co., Ltd.,
Class A 11,900 75,556
Sino Wealth Electronic, Ltd.,
Class A 8,300 33,213
Sinocare, Inc., Class A 55,800 135,818
*Sinochem International Corp.,
Class A 143,251 96,446
Sinofert Holdings, Ltd. 4,860,000 967,812
Sinofibers Technology Co.,
Ltd., Class A 27,700 150,169
Sinolink Securities Co., Ltd.,
Class A 137,600 180,651

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Sinoma International
Engineering Co., Class A 245,100 $ 334,699
Sinoma Science & Technology
Co., Ltd., Class A 79,600 642,756
Sinomach Automobile Co.,
Ltd., Class A 237,000 210,556
*Sinomach Heavy Equipment
Group Co., Ltd. 166,900 104,796
Sinomach Precision Industry
Group Co., Ltd. 34,000 259,814
Sinomine Resource Group
Co., Ltd., Class A 17,660 234,671
Sinopec Engineering Group
Co., Ltd., Class H 1,685,000 1,352,947
*Sinopec Oilfield Equipment
Corp., Class A 122,000 129,815
#*Sinopec Oilfield Service
Corp., Class H 2,296,000 240,334
Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 3,954,000 656,161
Sinopep-Allsino Bio
Pharmaceutical Co., Ltd.,
Class A 19,761 85,987
Sinopharm Group Co., Ltd.,
Class H 2,402,800 5,665,194
Sino-Platinum Metals Co., Ltd.,
Class A 173,360 509,752
Sinoseal Holding Co., Ltd.,
Class A 58,100 288,784
Sinosoft Co., Ltd., Class A 30,940 74,448
Sinosteel Engineering &
Technology Co., Ltd., Class A 353,600 336,400
Sinosteel New Materials Co.,
Ltd., Class A 84,300 119,065
*Sino-Synergy Hydrogen
Energy Technology Jiaxing
Co., Ltd., Class H 23,500 11,729
Sinotrans, Ltd., Class H 2,188,000 1,424,452
Sinotruk Jinan Truck Co., Ltd.,
Class A 98,300 314,365
Sirio Pharma Co., Ltd., Class A 71,396 203,769
Skshu Paint Co., Ltd., Class A 19,040 118,910
Skyworth Digital Co., Ltd.,
Class A 60,100 111,626
*Skyworth Group, Ltd. 600,000 479,464
Sleemon Healthy Sleep
Technology Co., Ltd., Class A 150,800 227,778
Ω#Smoore International
Holdings, Ltd. 1,701,000 2,028,063
Snowsky Salt Industry Group
Co., Ltd., Class A 180,500 183,080
*SOHO China, Ltd. 2,199,000 124,915
Sokan New Materials Group
Co., Ltd., Class A 7,870 41,525
Solareast Holdings Co., Ltd.,
Class A 125,600 153,683
Songcheng Performance
Development Co., Ltd., Class
A 119,900 135,126
Shares Value †
CHINA — (Continued)
Sonoscape Medical Corp.,
Class A 18,600 $ 66,289
SooChow Securities Co., Ltd.,
Class A 191,300 225,113
Southern Publishing & Media
Co., Ltd. 127,200 232,716
Southwest Securities Co., Ltd.,
Class A 160,600 99,665
SPIC Green Energy Co., Ltd.,
Class A 304,300 290,834
*SPIC Hydropower Co., Ltd.,
Class A 216,800 486,125
Spring Airlines Co., Ltd., Class
A 63,600 439,182
#SSY Group, Ltd. 1,050,000 308,281
Stanley Agricultural Group Co.,
Ltd., Class A 172,900 276,848
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 614,000 523,024
StarPower Semiconductor,
Ltd., Class A 7,460 113,467
State Grid Information &
Communication Co., Ltd.,
Class A 74,400 186,644
State Grid Yingda Co., Ltd.,
Class A 160,300 138,895
STO Express Co., Ltd., Class
A 254,300 608,547
Sufa Technology Industry Co.,
Ltd. CNNC, Class A 20,800 60,461
Sumavision Technologies Co.,
Ltd., Class A 265,417 215,990
Sumec Corp., Ltd., Class A 322,270 576,396
#Sun Art Retail Group, Ltd. 4,347,500 810,257
*Sun Create Electronics Co.,
Ltd., Class A 17,400 58,880
*Sun King Technology Group,
Ltd. 1,508,000 311,851
Sunflower Pharmaceutical
Group Co., Ltd., Class A 50,200 101,982
Sungrow Power Supply Co.,
Ltd., Class A 67,540 1,358,342
Suning Universal Co., Ltd.,
Class A 475,700 152,478
Sunny Optical Technology
Group Co., Ltd. 965,200 7,848,507
Sunresin New Materials Co.,
Ltd., Class A 15,900 148,357
Sunrise Group Co., Ltd., Class
A 334,800 362,616
Sunshine Guojian
Pharmaceutical Shanghai Co.,
Ltd., Class A 6,312 67,616
#*Sunshine Lake Pharma Co.,
Ltd., Class H 87,572 459,673
Sunstone Development Co.,
Ltd., Class A 152,500 555,998
Suntak Technology Co., Ltd.,
Class A 104,800 213,209

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Sunward Intelligent Equipment
Co., Ltd., Class A 97,000 $ 140,836
Sunwoda Electronic Co., Ltd.,
Class A 48,300 193,911
Suofeiya Home Collection Co.,
Ltd., Class A 163,900 287,626
SUPCON Technology Co.,
Ltd., Class A 12,888 149,566
Suzhou Anjie Technology Co.,
Ltd., Class A 111,300 268,787
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 80,700 2,205,553
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 239,600 206,904
Suzhou Good-Ark Electronics
Co., Ltd., Class A 62,600 107,199
Suzhou Maxwell Technologies
Co., Ltd., Class A 12,000 419,557
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 250,300 298,571
Suzhou Secote Precision
Electronic Co., Ltd., Class A 49,300 388,420
*Suzhou SLAC Precision
Equipment Co., Ltd., Class A 14,400 32,879
Suzhou Sushi Testing Group
Co., Ltd., Class A 124,500 309,594
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 24,052 1,082,496
Suzhou TZTEK Technology
Co., Ltd. 10,668 112,545
Suzhou Veichi Electric Co.,
Ltd. 5,000 49,939
*SVG Optronics Co., Ltd. 7,200 55,862
Symphony Holdings, Ltd. 330,000 59,818
*SYoung Group Co., Ltd.,
Class A 80,700 303,082
Taiji Computer Corp., Ltd.,
Class A 72,800 183,696
*Taiyuan Heavy Industry Co.,
Ltd., Class A 296,600 103,753
*Talkweb Information System
Co., Ltd., Class A 12,600 65,357
*Tangrenshen Group Co., Ltd.,
Class A 480,100 292,318
TangShan Port Group Co.,
Ltd., Class A 460,100 313,137
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 374,700 425,574
Tangshan Sunfar Silicon
Industry Co., Ltd., Class A 43,200 178,431
Tansun Technology Co., Ltd.,
Class A 33,300 80,468
*Tanwan, Inc. 133,000 258,912
Tasly Pharmaceutical Group
Co., Ltd., Class A 118,900 263,300
Tayho Advanced Materials
Group Co., Ltd., Class A 198,400 329,295
Shares Value †
CHINA — (Continued)
TBEA Co., Ltd., Class A 190,230 $ 746,737
TCL Electronics Holdings, Ltd. 1,661,000 3,184,710
TCL Technology Group Corp.,
Class A 1,032,400 645,217
*TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 164,700 208,757
TDG Holdings Co., Ltd. 135,700 553,934
*Tellhow Sci-Tech Co., Ltd. 67,200 154,320
Telling Telecommunication
Holding Co., Ltd., Class A 78,200 133,913
Ten Pao Group Holdings, Ltd. 240,000 72,915
Tencent Holdings, Ltd. 2,790,000 166,607,564
Tencent Music Entertainment
Group, ADR 215,500 1,976,135
Tencent Music Entertainment
Group, Class A 16,800 75,231
*Three Squirrels, Inc., Class A 46,600 132,386
Three's Co. Future Technology
Group Co., Ltd., Class A 45,800 315,462
Thunder Software Technology
Co., Ltd., Class A 6,900 64,543
Tian An China Investment Co.,
Ltd. 57,000 30,415
Tian Di Science & Technology
Co., Ltd., Class A 339,300 282,570
Tian Lun Gas Holdings, Ltd. 133,000 48,217
Tiande Chemical Holdings,
Ltd. 324,000 52,527
*Tianfeng Securities Co., Ltd.,
Class A 186,600 97,774
Tiangong International Co.,
Ltd. 2,282,000 987,519
*Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
A 33,981 80,074
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class H 256,000 140,847
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 300,000 150,168
Tianjin Pharmaceutical Da
Re Tang Group Corp., Ltd.,
Class A 11,100 65,960
Tianjin Port Co., Ltd., Class A 414,700 287,702
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 60,500 159,389
Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 157,200 98,705
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 83,500 68,072
*Tianma Microelectronics Co.,
Ltd., Class A 207,100 230,975
Tianneng Battery Group Co.,
Ltd. 20,794 92,765
#*Tianqi Lithium Corp. 171,400 1,453,905
Tianrun Industry Technology
Co., Ltd., Class A 214,500 352,563

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Tianshan Aluminum Group
Co., Ltd., Class A 380,700 $ 927,184
*TianShan Material Co., Ltd.,
Class A 144,100 97,861
Tianshui Huatian Technology
Co., Ltd., Class A 137,546 263,925
Tibet Cheezheng Tibetan
Medicine Co., Ltd., Class A 25,900 86,203
Tibet Mineral Development
Co., Ltd., Class A 17,900 101,390
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 46,670 276,372
Time Interconnect Technology,
Ltd. 603,000 1,590,296
*Tinergy Chemical Co., Ltd.,
Class A 169,445 113,586
Tingyi Cayman Islands Holding
Corp. 2,044,000 3,144,114
Titan Wind Energy Suzhou
Co., Ltd., Class A 221,300 389,328
TKD Science and Technology
Co., Ltd., Class A 37,300 209,201
Tofflon Science & Technology
Group Co., Ltd., Class A 86,400 165,912
*Toly Bread Co., Ltd., Class A 179,560 130,879
Tomson Group, Ltd. 599,481 181,365
#Tong Ren Tang Technologies
Co., Ltd., Class H 809,000 396,561
Tongcheng Travel Holdings,
Ltd. 1,868,000 4,232,583
*Tongding Interconnection
Information Co., Ltd., Class A 90,000 208,128
TongFu Microelectronics Co.,
Ltd., Class A 75,900 575,109
Tongguan Gold Group, Ltd. 1,154,000 419,837
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 96,700 130,635
*Tonghua Golden-Horse
Pharmaceutical Industry Co.,
Ltd., Class A 9,700 35,024
Tongkun Group Co., Ltd.,
Class A 107,900 382,337
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 170,500 325,161
Tongling Nonferrous Metals
Group Co., Ltd., Class A 738,300 664,566
*Tongwei Co., Ltd., Class A 112,700 286,519
Tongyu Heavy Industry Co.,
Ltd., Class A 642,200 297,961
Topchoice Medical Corp.,
Class A 14,764 91,147
Topsec Technologies Group,
Inc., Class A 127,700 136,067
ΩTopsports International
Holdings, Ltd. 4,731,000 1,811,776
Toread Holdings Group Co.,
Ltd., Class A 31,700 77,297
#*Towngas Smart Energy Co.,
Ltd. 970,262 437,214
Shares Value †
CHINA — (Continued)
*TPV Technology Co., Ltd.,
Class A 424,600 $ 164,686
TravelSky Technology, Ltd.,
Class H 1,416,000 1,747,914
*Trina Solar Co., Ltd., Class A 67,816 172,311
*Trip.com Group, Ltd. 215,100 11,472,000
*Trip.com Group, Ltd.,
Sponsored ADR 22,550 1,222,435
*Triumph New Energy Co.,
Ltd., Class H 20,000 8,808
Triumph Science &
Technology Co., Ltd., Class A 97,900 222,671
*Troy Information Technology
Co., Ltd., Class A 34,800 28,574
*TRS Information Technology
Corp., Ltd., Class A 12,800 33,478
*Truking Technology, Ltd.,
Class A 137,700 197,309
*Tsinghua Tongfang Co., Ltd.,
Class A 70,000 81,758
Tsingtao Brewery Co., Ltd.,
Class H 758,000 5,220,246
TSP Wind Power Group Co.,
Ltd., Class A 283,200 470,870
Ω#*Tuhu Car, Inc., Class A 231,300 393,583
*<Tunghsu Optoelectronic
Technology Co., Ltd., Class A 429,200 –
Tungkong, Inc., Class A 24,200 36,128
UE Furniture Co., Ltd., Class A 100 176
*Uni-Bio Science Group, Ltd. 720,000 8,823
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 10,000 113,167
Unilumin Group Co., Ltd.,
Class A 261,500 243,039
Uni-President China Holdings,
Ltd. 2,576,000 2,370,890
Unisplendour Corp., Ltd.,
Class A 54,400 254,708
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 75,600 418,257
*UTour Group Co., Ltd., Class
A 88,700 81,659
V V Food & Beverage Co.,
Ltd., Class A 544,000 297,783
Valiant Co., Ltd., Class A 184,300 446,700
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 41,200 82,372
Vatti Corp., Ltd., Class A 115,100 99,225
*Vcanbio Cell & Gene
Engineering Corp, Ltd., Class
A 19,700 74,592
Ω*Venus MedTech Hangzhou,
Inc., Class H 40,000 9,344
*Venustech Group, Inc., Class
A 44,300 101,278
*Verisilicon Microelectronics
Shanghai Co., Ltd. 3,024 124,318

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Victory Giant Technology
Huizhou Co., Ltd., Class A 25,800 $ 1,240,429
Vipshop Holdings, Ltd.,
Sponsored ADR 685,275 9,861,107
*Visionox Technology, Inc.,
Class A 67,500 79,826
Visual China Group Co., Ltd.,
Class A 45,438 145,112
Ω#*Viva Biotech Holdings 2,088,000 447,786
#*Vnet Group, Inc., Sponsored
ADR 169,873 1,411,645
Walvax Biotechnology Co.,
Ltd., Class A 55,600 105,791
*Wanbangde Pharmaceutical
Holding Group Co., Ltd., Class
A 44,500 185,559
Wangfujing Group Co., Ltd.,
Class A 60,800 110,079
Wangneng Environment Co.,
Ltd., Class A 83,000 212,470
Wangsu Science &
Technology Co., Ltd., Class A 98,600 230,902
Wanguo Gold Group, Ltd. 1,041,500 1,477,079
Wanhua Chemical Group Co.,
Ltd., Class A 154,647 2,026,695
Want Want China Holdings,
Ltd. 5,272,000 2,974,596
Wanxiang Qianchao Co., Ltd.,
Class A 146,100 344,062
Warom Technology, Inc. Co. 125,600 343,397
Wasion Holdings, Ltd. 834,000 2,887,261
Wasu Media Holding Co., Ltd.,
Class A 100,300 108,780
Weichai Power Co., Ltd., Class
H 2,238,000 11,038,943
Weifu High-Technology Group
Co., Ltd., Class A 30,600 87,514
Weihai Guangtai Airport
Equipment Co., Ltd., Class A 78,400 126,453
Weihai Guangwei Composites
Co., Ltd., Class A 30,060 145,189
Weilong Delicious Global
Holdings, Ltd. 254,600 309,079
Ω#*Weimob, Inc. 1,299,000 242,099
Wellhope Foods Co., Ltd.,
Class A 83,500 85,671
Wencan Group Co., Ltd.,
Class A 41,300 112,554
Wens Foodstuff Group Co.,
Ltd., Class A 380,400 915,318
Wenzhou Yihua Connector
Co., Ltd., Class A 17,900 150,460
#West China Cement, Ltd. 5,250,000 1,695,548
Western Metal Materials Co.,
Ltd. 40,600 377,397
Western Mining Co., Ltd.,
Class A 154,400 668,686
Western Region Gold Co.,
Ltd., Class A 56,600 269,979
Shares Value †
CHINA — (Continued)
Western Securities Co., Ltd.,
Class A 200,400 $ 210,597
Western Superconducting
Technologies Co., Ltd., Class
A 15,996 151,523
Willfar Information Technology
Co., Ltd. 24,641 134,776
Winall Hi-Tech Seed Co., Ltd.,
Class A 35,044 43,495
Windey Energy Technology
Group Co., Ltd., Class A 87,710 208,224
*Wingtech Technology Co.,
Ltd., Class A 48,800 200,847
Winner Medical Co., Ltd.,
Class A 46,100 211,461
Winning Health Technology
Group Co., Ltd., Class A 49,800 62,976
Wolong Electric Group Co.,
Ltd., Class A 107,400 594,977
*World Union Group, Inc.,
Class A 206,000 94,070
Wuchan Zhongda Group Co.,
Ltd., Class A 239,395 179,397
Wuhan DR Laser Technology
Corp., Ltd., Class A 12,500 191,369
Wuhan East Lake High
Technology Group Co., Ltd. 124,800 164,029
Wuhan Easydiagnosis
Biomedicine Co., Ltd., Class A 24,100 59,859
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 46,600 75,230
*Wuhan Jingce Electronic
Group Co., Ltd., Class A 6,600 140,117
*Wuhan P&S Information
Technology Co., Ltd., Class A 69,100 135,017
Wuhan Raycus Fiber Laser
Technologies Co., Ltd., Class
A 28,800 151,749
Wuhu Token Science Co.,
Ltd., Class A 202,700 194,323
Wuliangye Yibin Co., Ltd.,
Class A 221,900 3,152,949
Wuling Motors Holdings, Ltd.,
Class A 1,560,000 91,604
WUS Printed Circuit Kunshan
Co., Ltd., Class A 65,000 975,806
Wushang Group Co., Ltd.,
Class A 209,700 257,201
ΩWuXi AppTec Co., Ltd.,
Class H 252,100 4,376,652
Wuxi Autowell Technology
Co., Ltd., Class A 44,357 530,413
Wuxi Best Precision Machinery
Co., Ltd. 45,000 190,674
Ω*Wuxi Biologics Cayman, Inc. 2,788,500 11,760,911
Wuxi Boton Technology Co.,
Ltd., Class A 35,500 120,181
Wuxi Chipown Micro-
Electronics, Ltd. 8,905 109,352

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Wuxi DK Electronic Materials
Co., Ltd. 15,260 $ 203,002
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 93,300 230,643
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 105,200 850,241
Wuxi Longsheng Technology
Co., Ltd. 6,600 38,736
Wuxi NCE Power Co., Ltd.,
Class A 29,120 173,381
Wuxi Paike New Materials
Technology Co., Ltd., Class A 19,500 304,729
Wuxi Rural Commercial Bank
Co., Ltd. 248,800 208,658
Wuxi Taiji Industry, Ltd. Co.,
Class A 157,100 220,508
*WuXi XDC Cayman, Inc. 108,500 815,784
Wuxi Xinje Electric Co., Ltd.,
Class A 19,100 151,965
Wuzhou Special Paper Group
Co., Ltd. 56,400 130,922
XCMG Construction Machinery
Co., Ltd., Class A 453,700 660,727
#XD, Inc. 212,200 1,690,286
XGD, Inc., Class A 31,400 101,659
Ω*Xiabuxiabu Catering
Management China Holdings
Co., Ltd. 613,000 31,692
Xiamen Amoytop Biotech Co.,
Ltd. 14,663 125,011
Xiamen Bank Co., Ltd., Class
A 194,300 219,543
Xiamen C & D, Inc., Class A 68,900 95,902
Xiamen Changelight Co., Ltd.,
Class A 78,200 375,643
Xiamen Faratronic Co., Ltd.,
Class A 15,900 274,652
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 40,600 212,497
Xiamen International Airport
Co., Ltd., Class A 93,500 220,601
Xiamen Intretech, Inc., Class A 47,200 132,709
Xiamen ITG Group Corp., Ltd.,
Class A 299,332 271,190
Xiamen Jihong Technology
Co., Ltd., Class A 97,400 283,974
Xiamen Kingdomway Group
Co., Class A 79,700 177,426
Xiamen Port Development Co.,
Ltd., Class A 168,500 269,063
Xiamen Tungsten Co., Ltd.,
Class A 78,300 662,170
Xiamen Xiangyu Co., Ltd.,
Class A 232,900 246,455
Xi'an Bright Laser
Technologies Co., Ltd., Class
A 4,099 52,543
Shares Value †
CHINA — (Continued)
*Xian International Medical
Investment Co., Ltd., Class A 209,850 $ 141,285
Xi'an Manareco New Materials
Co., Ltd. 39,516 229,901
Xi'An Shaangu Power Co.,
Ltd., Class A 113,900 153,037
Xi'an Triangle Defense Co.,
Ltd., Class A 36,500 159,305
Xiandai Investment Co., Ltd.,
Class A 185,600 114,636
*Xiangcai Co., Ltd., Class A 64,900 84,351
Xiangpiaopiao Food Co., Ltd.,
Class A 80,000 167,205
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 32,400 58,660
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 120,600 269,536
Xianhe Co., Ltd., Class A 44,500 143,484
Ω#*Xiaomi Corp., Class B 5,610,200 20,782,895
Ximei Resources Holding, Ltd. 12,500 25,100
Xin Point Holdings, Ltd. 51,000 27,669
Xinfengming Group Co., Ltd.,
Class A 135,900 368,375
Xingfa Aluminium Holdings,
Ltd., Class A 11,000 10,475
Xinhuanet Co., Ltd., Class A 70,880 208,417
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 69,800 142,004
Xinjiang Joinworld Co., Ltd.,
Class A 214,900 271,127
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class A 435,900 261,578
*Xinjiang Xintai Natural Gas
Co., Ltd., Class A 81,552 376,466
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 1,212,000 444,033
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd. 187,100 235,780
*Xinjiang Zhongtai Chemical
Co., Ltd., Class A 465,900 471,877
*Xinte Energy Co., Ltd., Class
H 518,400 430,139
*Xinxiang Chemical Fiber Co.,
Ltd., Class A 569,600 673,614
Xinxiang Richful Lube Additive
Co., Ltd., Class A 26,400 179,829
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 230,600 155,255
Xinyi Energy Holdings, Ltd. 4,447,157 675,553
Xinyi Solar Holdings, Ltd. 6,165,876 2,251,081
*Xinzhi Group Co., Ltd., Class
A 35,200 103,657
*Xizang Tianlu Co., Ltd., Class
A 61,700 84,616
Xizang Zhufeng Resources
Co., Ltd., Class A 137,700 555,851

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 46,900 $ 120,813
#*XPeng, Inc., ADR 3,000 48,900
*XPeng, Inc., Class A 851,500 6,630,477
Xtep International Holdings,
Ltd. 3,635,415 1,986,223
Xuji Electric Co., Ltd., Class A 29,900 110,237
ΩYadea Group Holdings, Ltd. 1,431,931 2,198,963
Yangling Metron New Material,
Inc., Class A 134,260 388,886
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class H 157,500 4,000,957
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 21,600 239,889
Yankershop Food Co., Ltd.,
Class A 15,540 133,557
#Yankuang Energy Group Co.,
Ltd., Class H 4,049,200 8,466,685
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 38,900 110,169
Yantai China Pet Foods Co.,
Ltd., Class A 18,800 92,592
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 54,600 103,808
Yantai Eddie Precision
Machinery Co., Ltd., Class A 26,400 89,799
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 52,500 1,052,713
Yantai North Andre Juice Co.,
Ltd., Class H 8,000 15,829
YanTai Shuangta Food Co.,
Ltd., Class A 170,400 113,727
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 61,200 118,417
YD Electronic Technology Co.,
Ltd., Class A 14,400 141,801
#*Yeahka, Ltd. 209,200 166,372
Yealink Network Technology
Corp., Ltd., Class A 72,280 386,454
*Yechiu Metal Recycling
China, Ltd., Class A 333,500 199,153
YGSOFT, Inc., Class A 197,472 181,508
*Yibin Tianyuan Group Co.,
Ltd., Class A 180,800 184,972
Yifan Pharmaceutical Co., Ltd.,
Class A 111,900 183,106
Yifeng Pharmacy Chain Co.,
Ltd., Class A 78,852 267,751
Yihai International Holding,
Ltd. 1,127,000 2,365,135
*Yijiahe Technology Co., Ltd.,
Class A 15,800 65,445
Yinbang Clad Material Co.,
Ltd., Class A 27,900 57,006
Yindu Kitchen Equipment Co.,
Ltd. 42,340 80,747
Shares Value †
CHINA — (Continued)
Yingkou Jinchen Machinery
Co., Ltd. 25,500 $ 131,674
Yixintang Pharmaceutical
Group Co., Ltd., Class A 194,000 360,040
Yizumi Holdings Co., Ltd.,
Class A 86,500 306,634
Yonfer Agricultural Technology
Co., Ltd., Class A 125,800 280,605
*Yonghui Superstores Co.,
Ltd., Class A 194,800 109,484
Yongjin Technology Group
Co., Ltd. 88,500 251,031
YongXing Special Materials
Technology Co., Ltd., Class A 30,100 384,337
*Yonyou Network Technology
Co., Ltd., Class A 28,200 48,208
Yotrio Group Co., Ltd., Class A 796,800 379,020
*Youcare Pharmaceutical
Group Co., Ltd. 42,051 120,632
#*Youdao, Inc., ADR 18,612 218,505
Youngor Fashion Co., Ltd.,
Class A 121,800 137,089
Youngy Co., Ltd., Class A 22,100 353,284
*Youzu Interactive Co., Ltd.,
Class A 53,900 80,783
#YSB, Inc. 50,600 33,394
YTO Express Group Co., Ltd.,
Class A 137,000 431,111
Yuan Longping High-tech
Agriculture Co., Ltd., Class A 52,700 70,500
#Yuexiu Property Co., Ltd. 1,934,000 955,427
Yuexiu Transport
Infrastructure, Ltd. 640,000 324,340
Yueyang Forest & Paper Co.,
Ltd., Class A 231,400 157,149
Yueyang Xingchang Petro-
Chemical Co., Ltd., Class A 33,000 78,922
Yum China Holdings, Inc. 159,576 7,731,457
Yum China Holdings, Inc. 232,050 11,285,917
YUNDA Holding Group Co.,
Ltd., Class A 252,800 290,824
Yunnan Aluminium Co., Ltd.,
Class A 130,000 605,063
Yunnan Baiyao Group Co.,
Ltd., Class A 30,900 239,924
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 246,800 324,378
Yunnan Copper Co., Ltd.,
Class A 86,700 242,372
Yunnan Energy Investment
Co., Ltd., Class A 118,700 201,008
*Yunnan Energy New Material
Group Co., Ltd., Class A 41,300 501,414
Yunnan Lincang Xinyuan
Germanium Industrial Co.,
Ltd., Class A 9,700 99,394
Yunnan Nantian Electronics
Information Co., Ltd. 34,000 72,107
Yunnan Tin Co., Ltd., Class A 98,700 509,221

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Yunnan Yuntianhua Co., Ltd.,
Class A 98,700 $ 522,656
Yusys Technologies Co., Ltd.,
Class A 55,900 159,297
Yutong Bus Co., Ltd., Class A 31,400 162,737
Yutong Heavy Industries Co.,
Ltd. 44,400 77,007
*Zai Lab, Ltd. 494,200 1,039,027
#*Zai Lab, Ltd., Sponsored
ADR 28,261 611,568
*Zall Smart Commerce Group,
Ltd. 1,458,000 17,681
Zangge Mining Co., Ltd., Class
A 42,400 553,927
Zanyu Technology Group Co.,
Ltd. 167,100 312,563
ZBOM Home Collection Co.,
Ltd., Class A 61,660 78,876
ZCZL Industrial Technology
Group Co., Ltd., Class H 392,400 867,575
Zhangjiagang Guangda
Special Material Co., Ltd. 9,625 27,780
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 16,999 357,155
Zhaojin Mining Industry Co.,
Ltd., Class H 1,642,500 5,933,652
Zhefu Holding Group Co., Ltd.,
Class A 428,000 330,756
Zhejiang Asia-Pacific
Mechanical & Electronic Co.,
Ltd., Class A 103,000 200,351
Zhejiang Ausun
Pharmaceutical Co., Ltd.,
Class A 46,500 66,902
*Zhejiang Century Huatong
Group Co., Ltd., Class A 199,700 467,950
Zhejiang Cfmoto Power Co.,
Ltd., Class A 11,200 450,354
Zhejiang Changsheng Sliding
Bearings Co., Ltd., Class A 18,800 194,044
Zhejiang China Commodities
City Group Co., Ltd., Class A 215,900 418,696
Zhejiang Chint Electrics Co.,
Ltd., Class A 115,600 553,775
Zhejiang Communications
Technology Co., Ltd., Class A 331,040 188,478
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 607,300 398,209
Zhejiang Crystal-Optech Co.,
Ltd., Class A 71,900 347,274
Zhejiang Dafeng Industry Co.,
Ltd. 54,500 99,390
Zhejiang Dahua Technology
Co., Ltd., Class A 90,500 244,915
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 98,900 189,915
Zhejiang Dingli Machinery Co.,
Ltd., Class A 25,300 204,108
Shares Value †
CHINA — (Continued)
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 334,200 $ 571,320
Zhejiang Expressway Co.,
Ltd., Class H 1,382,760 1,369,742
*Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 86,200 164,645
*Zhejiang Great Southeast
Co., Ltd., Class A 147,800 87,178
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 153,600 200,308
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 511,800 492,897
Zhejiang Hailiang Co., Ltd.,
Class A 129,295 340,442
Zhejiang Hailide New Material
Co., Ltd., Class A 393,600 356,019
Zhejiang HangKe Technology,
Inc. Co., Class A 61,314 286,273
Zhejiang Hangmin Co., Ltd.,
Class A 181,810 189,464
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 164,400 152,553
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 428,600 710,115
Zhejiang Huace Film &
Television Co., Ltd., Class A 126,400 161,692
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 94,500 225,311
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 84,330 210,320
Zhejiang Huangma
Technology Co., Ltd. 148,000 328,824
*Zhejiang Huatong Meat
Products Co., Ltd. 196,900 366,575
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 70,000 682,240
Zhejiang International Group
Co., Ltd. 173,060 268,493
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 355,200 424,742
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 45,100 190,635
Zhejiang Jiemei Electronic &
Technology Co., Ltd., Class A 25,800 192,584
Zhejiang Jinggong Integration
Technology Co., Ltd., Class A 37,400 97,491
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 74,460 464,479
Zhejiang Jingu Co., Ltd., Class
A 81,500 148,510

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 133,700 $ 289,225
*Zhejiang Jinke Tom Culture
Industry Co., Ltd., Class A 82,600 51,018
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 60,600 267,151
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 73,800 148,953
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 175,700 391,139
Zhejiang Juhua Co., Ltd.,
Class A 95,700 513,072
Zhejiang Lante Optics Co., Ltd. 19,220 216,045
Zhejiang Longsheng Group
Co., Ltd., Class A 99,900 191,836
Zhejiang Medicine Co., Ltd.,
Class A 179,300 381,570
Zhejiang Meida Industrial Co.,
Ltd., Class A 63,400 74,142
*Zhejiang Narada Power
Source Co., Ltd., Class A 84,000 108,806
Zhejiang NHU Co., Ltd., Class
A 123,260 627,814
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 62,800 124,086
Zhejiang Runtu Co., Ltd.,
Class A 206,500 328,231
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 44,800 307,656
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 34,800 332,447
Zhejiang Semir Garment Co.,
Ltd., Class A 389,200 345,204
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 302,980 231,924
Zhejiang Shibao Co., Ltd.,
Class H 178,000 103,159
Zhejiang Shouxiangu
Pharmaceutical Co., Ltd. 2,700 6,908
Zhejiang Songyuan
Automotive Safety Systems
Co., Ltd. 36,784 121,566
Zhejiang Southeast Space
Frame Co., Ltd., Class A 139,000 173,131
Zhejiang Starry
Pharmaceutical Co., Ltd.,
Class A 126,400 223,483
Zhejiang Sunoren Solar
Technology Co., Ltd. 136,000 193,679
*Zhejiang Sunriver Culture
Tourism Co., Ltd. 112,800 98,398
Zhejiang Supor Co., Ltd.,
Class A 12,500 86,153
Zhejiang Taihua New Material
Group Co., Ltd., Class A 301,100 399,713
Zhejiang Tiantie Science &
Technology Co., Ltd., Class A 126,400 113,961
Shares Value †
CHINA — (Continued)
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 43,600 $ 134,584
Zhejiang Tony Electronic Co.,
Ltd., Class A 21,900 57,953
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 192,500 384,022
Zhejiang Wanliyang Co., Ltd.,
Class A 216,700 225,189
Zhejiang Wanma Co., Ltd.,
Class A 111,600 210,709
Zhejiang Wansheng Co., Ltd.,
Class A 73,500 140,065
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 88,060 276,720
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 173,600 254,085
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 122,400 198,317
Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 44,000 163,575
Zhejiang XCC Group Co., Ltd. 32,500 315,755
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 150,600 193,310
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 144,458 264,079
Zhejiang Xinao Textiles, Inc. 237,300 302,514
Zhejiang Xinhua Chemical Co.,
Ltd., Class A 45,500 228,287
Zhejiang Yasha Decoration
Co., Ltd., Class A 141,100 86,324
Zhejiang Yinlun Machinery
Co., Ltd., Class A 56,400 379,888
Zhejiang Yonggui Electric
Equipment Co., Ltd., Class A 38,300 127,249
Zhejiang Yonghe Refrigerant
Co., Ltd., Class A 89,100 350,800
*Zhejiang Yongtai Technology
Co., Ltd., Class A 57,700 206,568
Zhejiang Zhaolong
Interconnect Technology Co.,
Ltd. 7,440 57,267
Zhende Medical Co., Ltd.,
Class A 30,100 406,629
*Zhengzhou Coal Industry
& Electric Power Co., Ltd.,
Class A 293,700 182,693
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 248,400 186,145
Zheshang Development Group
Co., Ltd. 152,400 141,418
Zheshang Securities Co., Ltd.,
Class A 130,300 187,850

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
CHINA — (Continued)
*Zhewen Interactive Group
Co., Ltd., Class A 93,200 $ 136,274
Ω*ZhongAn Online P&C
Insurance Co., Ltd., Class H 1,731,000 2,591,943
*Zhongfu Straits Pingtan
Development Co., Ltd., Class
A 82,700 130,241
Zhongji Innolight Co., Ltd.,
Class A 16,600 2,083,397
Zhongjin Gold Corp., Ltd.,
Class A 170,500 647,827
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 149,249 735,285
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 159,500 218,974
Zhongsheng Group Holdings,
Ltd. 1,294,000 1,172,797
Zhongtai Securities Co., Ltd.,
Class A 179,500 158,158
*<Zhongtian Financial Group
Co., Ltd., Class A 95,500 –
Zhongtong Bus Holding Co.,
Ltd., Class A 129,400 225,946
ZhongYeDa Electric Co., Ltd.,
Class A 62,450 92,774
Zhongyin Babi Food Co., Ltd. 15,700 53,311
#Zhongyu Energy Holdings,
Ltd. 328,000 114,305
Ω#Zhongyuan Bank Co., Ltd.,
Class H 740,000 31,173
Zhongyuan Environment-
Protection Co., Ltd., Class A 121,500 150,267
ΩZhou Hei Ya International
Holdings Co., Ltd. 1,728,000 322,053
Zhuhai Enpower Electric Co.,
Ltd. 27,900 125,201
Zhuhai Huafa Properties Co.,
Ltd., Class A 302,300 153,089
Zhuhai Port Co., Ltd., Class A 81,600 61,985
Zhuzhou CRRC Times Electric
Co., Ltd. 574,200 2,627,009
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 32,000 230,246
Zhuzhou Kibing Group Co.,
Ltd., Class A 221,600 205,307
*Zhuzhou Smelter Group Co.,
Ltd. 166,200 644,381
Zhuzhou Times New Material
Technology Co., Ltd., Class A 211,600 371,953
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 247,600 238,455
Zijin Mining Group Co., Ltd.,
Class H 5,054,000 23,019,208
ZJAMP Group Co., Ltd., Class
A 155,644 208,669
Ω#ZJLD Group, Inc. 326,800 340,827
ZJMI Environmental Energy
Co., Ltd., Class A 61,400 126,083
Zkteco Co., Ltd., Class A 18,000 81,460
Shares Value †
CHINA — (Continued)
#Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 1,641,800 $ 1,649,397
#ZTE Corp., Class H 544,200 1,732,548
ZTO Express Cayman, Inc. 502,550 12,541,698
ZTO Express Cayman, Inc.,
Sponsored ADR 8,750 223,912
ZWSOFT Co., Ltd., Class A 3,470 28,802
TOTAL CHINA 2,021,399,137
COLOMBIA — (0.1%)
Almacenes Exito SA 77,603 89,788
Bolsa de Valores de Colombia 124 514
Celsia SA 372,833 512,516
Cementos Argos SA 222,069 727,993
*Corp Financiera Colombiana
SA 138,450 591,176
Grupo Argos SA 120,814 525,856
Grupo Aval Acciones y Valores
SA, Class A, Sponsored ADR 34,491 153,830
Grupo Cibest SA 50,338 1,046,140
Grupo Cibest SA, ADR 46,106 3,143,968
Grupo de Inversiones
Suramericana SA 38,730 546,913
Grupo Energia Bogota SA ESP 265,496 222,709
Interconexion Electrica SA
ESP 116,143 900,346
Mineros SA 177,160 663,738
Organizacion Terpel SA 16,269 79,238
Promigas SA ESP 31,625 55,060
TOTAL COLOMBIA 9,259,785
CZECHIA — (0.1%)
CEZ A/S 65,116 3,751,981
Komercni Banka A/S 31,104 1,655,961
ΩMoneta Money Bank A/S 364,012 3,204,854
Philip Morris CR A/S 338 309,136
TOTAL CZECHIA 8,921,932
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), GDR 807,377 2,006,332
TOTAL EGYPT 2,006,332
GREECE — (0.5%)
Aegean Airlines SA 41,824 547,037
*Aktor SA Holding Company
Technical And Energy Projects 28,301 360,535
#Allwyn AG 51,218 726,982
Alpha Bank SA 886,560 3,535,923
Athens International Airport SA 8,451 96,259
Athens Water Supply &
Sewage Co. SA 32,146 387,647
Autohellas Tourist and Trading
SA 22,945 290,688
Avax SA 32,837 117,484
Bank of Greece 13,692 239,315
Cenergy Holdings SA 7,349 205,518
Ellaktor SA 44,597 68,846
ElvalHalcor SA 62,931 293,808
Eurobank SA 1,048,165 4,524,736

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
GREECE — (Continued)
Fourlis Holdings SA 45,334 $ 241,433
GEK TERNA SA 61,107 2,928,904
Hellenic Telecommunications
Organization SA 64,680 1,378,608
HELLENiQ ENERGY Holdings
S.A. 140,439 1,620,235
Holding Co. ADMIE IPTO SA 98,839 380,872
#*Ideal Holdings SA 20,037 137,265
JUMBO SA 66,581 1,815,107
Kri-Kri Milk Industry SA 9,962 286,889
*LAMDA Development SA 62,537 443,821
#Lavipharm SA 10,830 19,564
*Metlen Energy & Metals PLC 72,225 2,965,319
Motor Oil Hellas Corinth
Refineries SA 81,129 3,616,392
National Bank of Greece SA 321,174 5,057,903
Optima bank SA 3,665 38,091
*Piraeus Bank SA 445,011 4,150,053
Piraeus Port Authority SA 7,442 329,551
Profile Systems & Software SA 11,352 100,406
Public Power Corp. SA 59,054 1,247,610
Quest Holdings SA 29,128 239,180
Sarantis SA 20,347 341,313
Thrace Plastics Holding and
Co., Class A 16,327 78,525
Titan SA 37,736 2,024,733
TOTAL GREECE 40,836,552
HONG KONG — (0.0%)
Truly International Holdings,
Ltd. 2,340,000 298,707
TOTAL HONG KONG 298,707
HUNGARY — (0.2%)
*4iG Nyrt 8,873 66,240
ANY Security Printing Co. 131 3,111
Magyar Telekom
Telecommunications PLC 301,476 2,382,542
MOL Hungarian Oil & Gas PLC 302,550 4,026,587
#Opus Global Nyrt 139,466 147,198
OTP Bank Nyrt 82,922 11,099,989
Richter Gedeon Nyrt 21,037 884,746
TOTAL HUNGARY 18,610,413
INDIA — (12.6%)
360 ONE WAM, Ltd. 119,312 1,300,614
3M India, Ltd. 1,520 533,284
*5Paisa Capital, Ltd. 10,046 35,509
Aarti Drugs, Ltd. 54,117 214,555
Aarti Industries, Ltd. 65,817 351,921
Aarti Pharmalabs, Ltd. 55,993 436,700
ABB India, Ltd. 15,083 1,148,939
ACC, Ltd. 33,905 508,001
Accelya Solutions India, Ltd. 3,084 37,646
Action Construction
Equipment, Ltd. 34,378 321,509
Acutaas Chemicals, Ltd. 16,353 446,946
*Adani Energy Solutions, Ltd. 141,172 1,996,424
Adani Enterprises, Ltd. 2,640 66,989
Shares Value †
INDIA — (Continued)
Adani Ports & Special
Economic Zone, Ltd. 264,549 $ 4,619,321
*Adani Power, Ltd. 2,205,014 5,153,967
Adani Total Gas, Ltd. 74,078 495,369
ADF Foods, Ltd. 42,061 117,054
*Aditya Birla Fashion and
Retail, Ltd. 52,904 35,784
*Aditya Birla Lifestyle Brands,
Ltd. 325,241 352,196
Aditya Birla Real Estate, Ltd. 61,183 958,029
Aditya Birla Sun Life Asset
Management Co., Ltd. 35,872 383,688
ΩAditya Vision, Ltd. 20,118 111,195
Advanced Enzyme
Technologies, Ltd. 47,874 175,378
*Advent Hotels International
Pvt, Ltd. 15,259 24,655
Aegis Logistics, Ltd. 141,317 1,043,644
Aeroflex Industries, Ltd. 11,329 36,366
*Aether Industries, Ltd. 23,466 289,710
*Affle 3i, Ltd. 15,328 229,596
AGI Greenpac, Ltd. 18,229 121,765
*Agi Infra, Ltd. 24,393 101,657
Ahluwalia Contracts India, Ltd. 39,484 370,655
AIA Engineering, Ltd. 35,514 1,477,827
Ajanta Pharma, Ltd. 49,395 1,468,989
Ajmera Realty & Infra India,
Ltd. 85,435 111,887
Alembic Pharmaceuticals, Ltd. 65,097 517,820
Alembic, Ltd. 101,475 97,504
Alicon Castalloy, Ltd. 1,846 13,571
Alkem Laboratories, Ltd. 28,465 1,619,481
Alkyl Amines Chemicals 11,935 190,643
*Allcargo Logistics, Ltd. 296,320 30,221
Amara Raja Energy & Mobility,
Ltd. 255,896 2,357,865
*Amber Enterprises India, Ltd. 31,849 2,692,512
Ambika Cotton Mills, Ltd. 1,986 31,171
Ambuja Cements, Ltd. 188,595 882,632
Amrutanjan Health Care, Ltd. 11,291 67,950
Anant Raj, Ltd. 286,825 1,471,389
Andhra Sugars, Ltd. (The) 97,288 100,113
Angel One, Ltd. 1,621,030 5,272,452
*Antelopus Selan Energy, Ltd. 9,246 67,581
Ω*Antony Waste Handling
Cell, Ltd. 16,899 90,430
Anup Engineering, Ltd. (The) 3,219 69,940
Anupam Rasayan India, Ltd. 31,001 438,916
Apar Industries, Ltd. 25,091 3,259,771
Apcotex Industries, Ltd. 23,459 99,458
Apeejay Surrendra Park
Hotels, Ltd. 19,442 24,935
APL Apollo Tubes, Ltd. 143,637 2,882,917
Apollo Hospitals Enterprise,
Ltd. 88,868 7,150,076
Apollo Pipes, Ltd. 6,117 29,172
Apollo Tyres, Ltd. 525,425 2,260,827
Artemis Medicare Services,
Ltd. 40,669 104,606

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Arvind Fashions, Ltd. 102,310 $ 477,683
Arvind SmartSpaces, Ltd. 13,658 88,922
Arvind, Ltd. 263,870 1,108,010
Asahi India Glass, Ltd. 62,137 547,466
Ashapura Minechem, Ltd. 109,227 726,502
Ashiana Housing, Ltd. 33,182 119,791
Ashok Leyland, Ltd. 3,950,479 6,746,474
*Ashoka Buildcon, Ltd. 324,340 458,760
*Asian Granito India, Ltd. 114,464 78,401
Asian Paints, Ltd. 79,200 2,039,793
ΩAster DM Healthcare, Ltd. 221,888 1,638,905
Astra Microwave Products, Ltd. 76,653 908,719
Astral, Ltd. 34,576 557,252
AstraZeneca Pharma India,
Ltd. 4,225 365,594
Atul, Ltd. 13,493 969,180
ΩAU Small Finance Bank, Ltd. 317,360 3,396,999
AurionPro Solutions, Ltd. 4,295 39,364
Aurobindo Pharma, Ltd. 224,470 3,286,153
Automotive Axles, Ltd. 6,352 123,528
Avadh Sugar & Energy, Ltd. 3,411 17,656
Ω*Avalon Technologies, Ltd. 11,480 127,876
Avantel, Ltd. 59,068 92,566
Avanti Feeds, Ltd. 111,530 1,622,415
Ω*Avenue Supermarts, Ltd. 11,646 562,694
*AvenuesAI, Ltd. 2,066,670 299,177
*AWL Agri Business, Ltd. 166,206 343,869
Axis Bank, Ltd. 1,354,639 18,101,578
*AXISCADES Technologies,
Ltd. 10,467 221,496
Bajaj Auto, Ltd. 33,442 3,521,295
*Bajaj Consumer Care, Ltd. 45,012 213,622
Bajaj Finserv, Ltd. 127,895 2,354,329
*Bajaj Hindusthan Sugar, Ltd. 219,053 46,851
Balaji Amines, Ltd. 5,980 84,026
*Balaji Telefilms, Ltd. 4,364 4,528
Balkrishna Industries, Ltd. 50,568 1,151,228
Balmer Lawrie & Co., Ltd. 86,698 171,718
Balrampur Chini Mills, Ltd. 264,476 1,451,899
Balu Forge Industries, Ltd. 30,449 173,685
Banco Products India, Ltd. 96,796 630,817
ΩBandhan Bank, Ltd. 1,433,499 3,016,406
Bank of Baroda 691,983 1,920,795
Bank of India 462,552 681,642
Bank of Maharashtra 1,561,685 1,289,479
Bannari Amman Sugars, Ltd.,
Class F 435 17,074
BASF India, Ltd. 12,645 485,197
Bata India, Ltd. 22,409 169,625
Bayer CropScience, Ltd. India 12,034 604,035
BEML, Ltd. 53,640 1,020,708
Berger Paints India, Ltd. 103,864 517,713
*BF Utilities, Ltd. 17,844 105,074
Bhagiradha Chemicals &
Industries, Ltd. 22,539 62,908
Bhansali Engineering
Polymers, Ltd. 136,502 138,251
Bharat Bijlee, Ltd. 5,288 172,534
Bharat Dynamics, Ltd. 375,026 5,389,872
Shares Value †
INDIA — (Continued)
Bharat Electronics, Ltd. 1,809,456 $ 8,222,395
Bharat Forge, Ltd. 204,293 4,049,969
Bharat Heavy Electricals, Ltd. 604,302 2,243,743
Bharat Petroleum Corp., Ltd. 746,577 2,363,294
Bharat Rasayan, Ltd. 4,808 70,144
Bharti Airtel, Ltd. 1,513,564 30,088,291
Biocon, Ltd. 323,002 1,223,929
Birla Corp., Ltd. 38,105 365,137
BirlaNu, Ltd. 4,400 63,167
Birlasoft, Ltd. 707,095 2,752,354
*BL Kashyap & Sons, Ltd. 45,096 27,206
Black Box, Ltd. 44,487 299,787
Bliss Gvs Pharma, Ltd. 83,789 244,321
BLS International Services,
Ltd. 115,444 338,510
Blue Dart Express, Ltd. 5,955 342,924
Blue Star, Ltd. 78,936 1,481,187
*Bluspring Enterprises, Ltd. 67,930 46,213
Bombay Burmah Trading Co. 36,727 580,853
Bombay Dyeing &
Manufacturing Co., Ltd. 55,057 65,583
*Borosil Renewables, Ltd. 15,962 84,339
*Borosil, Ltd. 56,706 147,659
Bosch, Ltd. 814 308,701
Brigade Enterprises, Ltd. 74,166 617,309
*Brightcom Group, Ltd. 1,761,676 176,513
Britannia Industries, Ltd. 58,557 3,532,653
BSE, Ltd. 189,210 7,257,315
*Camlin Fine Sciences, Ltd. 54,124 72,387
Campus Activewear, Ltd. 83,958 219,515
Canara Bank 1,997,621 2,833,938
Cantabil Retail India, Ltd. 34,496 87,903
*Capacit'e Infraprojects, Ltd. 76,570 203,627
Capital Small Finance Bank,
Ltd. 2,195 6,465
Caplin Point Laboratories, Ltd. 28,605 515,056
Carborundum Universal, Ltd. 26,649 267,224
Care Ratings, Ltd. 23,577 414,935
*Cartrade Tech, Ltd. 91,328 1,562,069
Carysil, Ltd. 20,046 190,695
Castrol India, Ltd. 459,890 895,517
CCL Products India, Ltd. 107,027 1,279,966
Ceat, Ltd. 63,693 2,311,942
*Ceigall India, Ltd. 3,626 12,936
Cello World, Ltd. 19,279 84,803
Cemindia Projects, Ltd. 39,417 338,568
Central Depository Services
India, Ltd. 237,560 3,183,694
Centum Electronics, Ltd. 2,947 88,425
Century Enka, Ltd. 14,428 64,012
Century Plyboards India, Ltd. 38,186 320,913
Cera Sanitaryware, Ltd. 5,245 290,262
CESC, Ltd. 404,271 798,756
CG Power & Industrial
Solutions, Ltd. 338,206 2,898,209
Chalet Hotels, Ltd. 37,266 297,496
Chambal Fertilisers and
Chemicals, Ltd. 445,162 2,054,531
*Chemplast Sanmar, Ltd. 37,627 90,625

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Chennai Petroleum Corp., Ltd. 78,173 $ 929,333
*Choice International, Ltd. 55,466 387,709
CIE Automotive India, Ltd. 169,253 844,805
*Cigniti Technologies, Ltd. 16,056 199,986
Cipla, Ltd. 396,708 5,473,694
City Union Bank, Ltd. 730,571 2,078,939
Clean Science & Technology,
Ltd. 9,789 84,473
CMS Info Systems, Ltd. 251,715 770,020
Coal India, Ltd. 526,243 2,669,368
ΩCochin Shipyard, Ltd. 81,216 1,483,239
Coforge, Ltd. 462,249 5,824,273
*Cohance Lifesciences, Ltd. 46,300 235,735
Colgate-Palmolive India, Ltd. 104,380 2,305,265
Computer Age Management
Services, Ltd. 474,180 3,689,975
Container Corp. of India, Ltd. 108,683 582,669
Control Print, Ltd., Class A 9,569 64,201
Coromandel International, Ltd. 112,906 2,357,359
Cosmo First, Ltd. 18,019 135,503
Craftsman Automation, Ltd. 10,008 810,647
CRISIL, Ltd. 8,396 379,375
Crompton Greaves Consumer
Electricals, Ltd. 806,686 2,314,828
*CSB Bank, Ltd. 76,433 307,580
Cummins India, Ltd. 57,147 3,170,868
Cyient, Ltd. 54,629 501,748
Ω*D P Abhushan, Ltd. 4,839 52,793
Dabur India, Ltd. 196,896 915,880
*Dalmia Bharat Refractories,
Ltd. 397 –
Dalmia Bharat Sugar &
Industries, Ltd. 13,799 57,790
Dalmia Bharat, Ltd. 37,531 753,793
Data Patterns India, Ltd. 1,078 46,359
Datamatics Global Services,
Ltd. 26,326 203,255
DB Corp., Ltd. 57,344 130,875
DCB Bank, Ltd. 420,469 827,349
*DCM Shriram International,
Ltd. 55,583 38,387
DCM Shriram, Ltd. 35,557 459,851
DCW, Ltd. 294,160 146,005
Ddev Plastiks Industries, Ltd. 6,497 17,307
Deep Industries, Ltd. 21,149 108,192
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 118,509 1,579,787
Deepak Nitrite, Ltd. 75,986 1,390,526
*Delhivery, Ltd. 586,269 2,884,903
*Devyani International, Ltd. 73,916 97,136
*Dhanlaxmi Bank, Ltd. 305,401 97,849
Dhanuka Agritech, Ltd. 6,903 78,522
*Digitide Solutions, Ltd. 39,044 40,030
ΩDilip Buildcon, Ltd. 53,809 263,507
*Dishman Carbogen Amcis,
Ltd. 58,441 112,789
Divi's Laboratories, Ltd. 28,182 1,930,737
Dixon Technologies India, Ltd. 46,897 5,517,381
DLF, Ltd. 160,943 995,362
Shares Value †
INDIA — (Continued)
D-Link India, Ltd. 9,396 $ 44,578
Dodla Dairy, Ltd. 19,913 230,760
Dollar Industries, Ltd. 5,613 17,730
Doms Industries, Ltd. 6,781 163,692
ΩDr. Lal PathLabs, Ltd. 64,456 928,467
Dr. Reddy's Laboratories, Ltd. 186,753 2,602,948
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 360,222 4,913,428
*Dredging Corp. of India, Ltd. 12,873 127,280
Dwarikesh Sugar Industries,
Ltd. 22,999 11,379
Dynacons Systems &
Solutions Ltd, Class H 4,254 48,775
eClerx Services, Ltd. 54,815 825,282
Eicher Motors, Ltd. 72,850 5,456,434
*EID Parry India, Ltd. 150,878 1,341,650
EIH Associated Hotels 17,709 60,415
EIH, Ltd. 267,679 899,514
Eimco Elecon India, Ltd.,
Class A 3,470 57,526
Elecon Engineering Co., Ltd. 94,254 503,128
*Electronics Mart India, Ltd. 14,117 18,494
Electrosteel Castings, Ltd. 442,414 382,174
Elgi Equipments, Ltd. 162,105 945,333
Emami, Ltd. 215,151 1,007,595
*Embassy Developments, Ltd. 516,665 251,926
Emcure Pharmaceuticals, Ltd. 25,843 457,456
ΩEndurance Technologies,
Ltd. 39,227 963,216
Engineers India, Ltd. 698,167 1,853,221
Epigral, Ltd. 12,268 157,128
EPL, Ltd. 287,031 683,845
Ω*Equitas Small Finance
Bank, Ltd. 730,766 514,696
Ω*Eris Lifesciences, Ltd. 32,677 455,449
ESAB India, Ltd. 3,906 257,903
Escorts Kubota, Ltd. 94,693 3,234,061
*Eternal, Ltd. 949,434 2,471,072
*Ethos, Ltd. 546 13,817
*Eureka Forbes, Ltd. 68,888 361,918
Eveready Industries India, Ltd. 38,513 135,953
Everest Kanto Cylinder, Ltd. 36,727 46,198
Exide Industries, Ltd. 674,987 2,564,081
FDC, Ltd. India 52,453 201,409
Federal Bank, Ltd. 2,706,565 8,182,680
*Federal-Mogul Goetze India,
Ltd. 13,744 68,044
FIEM Industries, Ltd. 23,924 550,172
Filatex India, Ltd. 227,054 109,372
Fine Organic Industries, Ltd. 8,594 419,053
Fineotex Chemical, Ltd. 301,410 72,976
Finolex Cables, Ltd. 78,579 820,075
Finolex Industries, Ltd. 256,949 467,910
Firstsource Solutions, Ltd. 623,190 1,404,699
Force Motors, Ltd. 13,179 2,763,718
Fortis Healthcare, Ltd. 554,083 5,387,954
*FSN E-Commerce Ventures,
Ltd. 368,713 1,028,518
G R Infraprojects, Ltd. 19,370 191,264

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Gabriel India, Ltd. 85,857 $ 927,736
GAIL India, Ltd. 1,590,078 2,734,571
Galaxy Surfactants, Ltd. 11,703 228,995
Ganesh Housing, Ltd. 16,579 116,255
Garden Reach Shipbuilders &
Engineers, Ltd. 24,124 744,914
Garware Hi-Tech Films, Ltd. 9,523 401,232
Garware Technical Fibres, Ltd. 39,854 258,132
Gateway Distriparks, Ltd. 169,407 102,397
GE Vernova T&D India, Ltd. 83,202 3,915,099
Genus Power Infrastructures,
Ltd. 64,193 211,049
*Genus Prime Infra, Ltd. 10,698 3,039
Geojit Financial Services, Ltd. 65,630 44,551
GHCL Textiles, Ltd. 87,102 81,739
GHCL, Ltd. 96,806 516,904
Gillette India, Ltd. 7,363 616,998
ΩGland Pharma, Ltd. 42,997 793,132
GlaxoSmithKline
Pharmaceuticals, Ltd. 25,279 622,269
Glenmark Pharmaceuticals,
Ltd. 175,487 4,449,033
Global Health, Ltd. India 71,556 842,301
Globus Spirits, Ltd. 17,248 201,067
GMM Pfaudler, Ltd. 18,666 178,088
*GMR Airports, Ltd. 1,208,596 1,227,903
GNA Axles, Ltd. 8,546 38,767
Godawari Power and Ispat,
Ltd. 552,505 1,724,800
Godfrey Phillips India, Ltd. 45,405 1,076,837
ΩGodrej Agrovet, Ltd. 47,781 300,186
Godrej Consumer Products,
Ltd. 137,321 1,543,878
*Godrej Industries, Ltd. 28,884 291,857
*Godrej Properties, Ltd. 33,367 645,166
*Gokaldas Exports, Ltd. 39,426 292,308
*Gokul Agro Resources, Ltd. 114,730 281,416
Goldiam International, Ltd. 57,764 229,501
Goodluck India, Ltd. 23,094 305,276
Granules India, Ltd. 295,852 2,181,008
Graphite India, Ltd. 155,572 1,158,999
Grasim Industries, Ltd. 108,298 3,188,566
Gravita India, Ltd. 741 12,726
Great Eastern Shipping Co.,
Ltd. (The) 163,317 2,713,182
Greaves Cotton, Ltd. 129,061 224,607
Greenlam Industries, Ltd. 54,753 130,304
*Greenpanel Industries, Ltd. 41,461 99,994
Greenply Industries, Ltd. 52,973 149,213
Grindwell Norton, Ltd. 13,756 228,398
Gufic Biosciences, Ltd. 19,176 57,499
Gujarat Alkalies & Chemicals,
Ltd. 26,758 225,803
Gujarat Ambuja Exports, Ltd. 215,892 354,271
Gujarat Fluorochemicals, Ltd. 24,092 914,297
Gujarat Gas, Ltd. 52,817 211,488
Gujarat Industries Power Co.,
Ltd. 28,702 47,432
Shares Value †
INDIA — (Continued)
Gujarat Mineral Development
Corp., Ltd. 219,233 $ 1,700,369
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 128,381 634,778
Gujarat Pipavav Port, Ltd. 545,668 897,146
Gujarat State Petronet, Ltd. 388,803 1,168,247
Gulf Oil Lubricants India, Ltd. 23,814 246,711
Happiest Minds Technologies,
Ltd. 28,722 112,904
ΩHarsha Engineers
International, Ltd. 13,182 53,706
Hatsun Agro Product, Ltd. 37,226 377,873
Havells India, Ltd. 102,373 1,338,098
HBL Engineering, Ltd. 178,002 1,497,513
HCL Technologies, Ltd. 519,086 6,557,912
ΩHDFC Asset Management
Co., Ltd. 143,800 4,109,751
HDFC Bank, Ltd. 1,172,234 9,530,895
HDFC Bank, Ltd., Sponsored
ADR 896,093 22,769,723
ΩHDFC Life Insurance Co.,
Ltd. 102,788 635,591
*HealthCare Global
Enterprises, Ltd. 40,667 245,316
HEG, Ltd. 251,484 1,579,297
HeidelbergCement India, Ltd. 68,758 115,061
Heritage Foods, Ltd. 60,466 228,164
Hero MotoCorp, Ltd. 140,180 7,530,814
Hester Biosciences, Ltd. 2,360 40,634
HFCL, Ltd. 1,113,982 1,361,819
HG Infra Engineering, Ltd. 4,766 29,877
Hikal, Ltd. 3,879 7,734
Himadri Speciality Chemical,
Ltd. 311,576 1,995,078
Himatsingka Seide, Ltd. 10,081 9,431
Hindalco Industries, Ltd. 1,054,460 11,531,833
Hindustan Aeronautics, Ltd. 113,972 5,210,011
Hindustan Copper, Ltd. 603,314 3,399,744
*Hindustan Foods, Ltd. 35,064 182,111
*Hindustan Oil Exploration
Co., Ltd. 56,002 93,579
Hindustan Petroleum Corp.,
Ltd. 667,281 2,633,234
Hindustan Unilever, Ltd. 187,367 4,443,449
*Hindware Home Innovation,
Ltd. 23,250 53,357
Hitachi Energy India, Ltd. 5,987 2,116,278
HI-Tech Pipes, Ltd. 45,607 44,289
HLE Glascoat, Ltd. 10,628 35,871
Honda India Power Products,
Ltd. 2,496 60,724
HPL Electric & Power, Ltd. 14,064 52,988
*Hubtown, Ltd. 62,086 132,671
Huhtamaki India, Ltd. 16,728 31,611
Hyundai Motor India, Ltd. 9,802 187,708
ICICI Bank, Ltd. 469,378 6,247,906
ICICI Bank, Ltd., Sponsored
ADR 1,277,756 33,975,532

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
ΩICICI Lombard General
Insurance Co., Ltd. 87,980 $ 1,634,393
ΩICICI Prudential Life
Insurance Co., Ltd. 42,063 227,723
ICRA, Ltd. 1,739 99,341
*ideaForge Technology, Ltd. 22,957 147,349
IDFC First Bank, Ltd. 2,567,582 1,883,883
*IFB Industries, Ltd. 5,849 70,427
IIFL Capital Services, Ltd. 239,524 788,195
*India Cements, Ltd. (The) 80,473 335,665
India Glycols, Ltd. 51,747 568,126
India Nippon Electricals, Ltd. 8,759 73,093
India Pesticides, Ltd. 35,616 56,362
India Power Corp., Ltd. 190,231 20,143
ΩIndiaMart InterMesh, Ltd. 25,703 569,663
Indian Bank 308,032 2,764,584
ΩIndian Energy Exchange,
Ltd. 572,983 755,757
Indian Hotels Co., Ltd. (The),
Class A 370,379 2,481,258
Indian Hume Pipe Co., Ltd.
(The) 15,668 53,980
Indian Metals & Ferro Alloys,
Ltd. 32,325 511,744
Indian Oil Corp., Ltd. 885,576 1,327,238
Indian Railway Catering &
Tourism Corp., Ltd. 68,283 388,164
Indigo Paints, Ltd. 15,495 140,431
Indo Count Industries, Ltd. 109,863 321,045
Indoco Remedies, Ltd. 45,938 101,393
Indraprastha Gas, Ltd. 452,732 791,904
Indraprastha Medical Corp.,
Ltd. 87,078 368,858
*Indus Towers, Ltd. 1,772,971 7,657,789
*IndusInd Bank, Ltd. 244,111 2,356,011
Info Edge India, Ltd. 233,492 2,393,254
Infosys, Ltd. 1,218,257 15,168,889
#Infosys, Ltd., Sponsored ADR 1,149,551 14,323,405
Ingersoll Rand India, Ltd. 6,985 325,112
Innova Captab, Ltd. 3,525 27,930
*Inox Green Energy Services,
Ltd. 176,202 335,515
*Inox Wind, Ltd. 317,946 338,167
Insecticides India, Ltd. 12,232 90,399
Intellect Design Arena, Ltd. 157,784 1,239,065
ΩInterGlobe Aviation, Ltd. 105,238 4,762,522
IOL Chemicals and
Pharmaceuticals, Ltd. 179,539 178,416
ION Exchange India, Ltd. 17,625 73,609
Ipca Laboratories, Ltd. 116,649 1,881,476
IRB Infrastructure Developers,
Ltd. 2,650,150 601,433
ΩIRCON International, Ltd. 435,506 698,361
ISGEC Heavy Engineering,
Ltd. 15,097 173,209
*ITC Hotels, Ltd. 17,862 30,218
ITC, Ltd. 1,272,597 4,222,157
J Kumar Infraprojects, Ltd. 36,246 198,541
Shares Value †
INDIA — (Continued)
*Jaiprakash Power Ventures,
Ltd. 4,700,539 $ 976,620
Jammu & Kashmir Bank, Ltd.
(The) 1,120,532 1,523,183
Jamna Auto Industries, Ltd. 380,737 487,626
*Jana Small Finance Bank,
Ltd. 16,931 81,726
Jash Engineering, Ltd. 21,682 95,659
JB Chemicals &
Pharmaceuticals, Ltd. 100,507 2,163,817
JBM Auto, Ltd. 35,631 236,561
Jeena Sikho LifeCare, Ltd. 7,920 56,316
Jindal Drilling & Industries, Ltd. 9,121 51,825
Jindal Saw, Ltd. 438,118 1,028,205
Jindal Stainless, Ltd. 295,205 2,386,802
Jindal Steel, Ltd. 280,814 3,618,692
*JITF Infralogistics, Ltd., Class
A 9,258 29,262
JK Cement, Ltd. 64,993 3,620,318
JK Lakshmi Cement, Ltd. 82,409 560,109
JK Paper, Ltd. 98,032 372,085
JK Tyre & Industries, Ltd. 233,875 1,000,663
JSW Dulux, Ltd. 12,133 377,193
JSW Energy, Ltd. 282,546 1,670,471
JSW Steel, Ltd. 375,538 5,003,151
JTEKT India, Ltd. 108,477 155,572
JTL Industries, Ltd. 155,371 130,139
Jubilant Foodworks, Ltd. 487,428 2,457,842
Jubilant Ingrevia, Ltd. 107,755 810,316
Jubilant Pharmova, Ltd. 96,248 939,626
*Juniper Hotels, Ltd. 15,357 32,826
Jupiter Wagons, Ltd. 78,495 234,649
Jyothy Labs, Ltd. 34,134 95,533
Kajaria Ceramics, Ltd. 41,490 519,162
Kalpataru Projects
International, Ltd. 149,585 1,970,485
Kalyan Jewellers India, Ltd. 37,642 163,693
Kalyani Steels, Ltd. 23,136 207,121
Kansai Nerolac Paints, Ltd. 200,366 416,274
Karnataka Bank, Ltd. (The) 673,361 1,905,641
Karur Vysya Bank, Ltd. (The) 1,647,739 5,095,272
Kaveri Seed Co., Ltd. 27,032 274,937
KCP, Ltd. (The) 52,572 100,061
KDDL, Ltd. 5,267 131,550
KEC International, Ltd. 143,150 845,654
KEI Industries, Ltd. 76,346 3,907,239
*Kellton Tech Solutions, Ltd. 550,666 89,579
Kewal Kiran Clothing, Ltd. 24,850 124,324
Keystone Realtors, Ltd. 22,701 94,008
KFin Technologies, Ltd. 61,703 582,291
*Kiri Industries, Ltd. 65,359 283,193
Kirloskar Brothers, Ltd. 18,867 343,870
Kirloskar Ferrous Industries,
Ltd. 19,820 90,858
Kirloskar Oil Engines, Ltd. 156,624 2,802,322
Kirloskar Pneumatic Co., Ltd. 28,106 445,159
Kitex Garments, Ltd. 112,915 195,687
*Knowledge Marine &
Engineering Works, Ltd. 670 12,490

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
*Kolte-Patil Developers, Ltd. 25,809 $ 104,322
Kotak Mahindra Bank, Ltd. 1,929,922 7,793,803
Kovai Medical Center and
Hospital, Ltd., Class A 359 21,429
KPIT Technologies, Ltd. 260,091 2,080,016
KPR Mill, Ltd. 68,364 674,610
KRBL, Ltd. 88,928 343,996
Krishana Phoschem, Ltd. 3,643 23,033
Ω*Krishna Institute of Medical
Sciences, Ltd. 158,230 1,111,451
Krsnaa Diagnostics, Ltd. 30,150 187,020
KSB, Ltd. 36,468 376,000
*Kwality Wall's India, Ltd. 180,132 51,678
ΩL&T Technology Services,
Ltd. 16,584 633,613
LA Opala RG, Ltd. 37,736 71,060
Landmark Cars, Ltd. 20,015 84,867
Larsen & Toubro, Ltd. 241,210 10,201,019
*Latent View Analytics, Ltd.,
Class H 27,558 84,883
ΩLaurus Labs, Ltd. 505,278 5,860,961
Laxmi Organic Industries, Ltd. 61,095 92,910
Ω*Lemon Tree Hotels, Ltd. 542,261 671,815
LG Balakrishnan & Bros, Ltd. 30,504 565,512
Lincoln Pharmaceuticals, Ltd. 10,298 70,068
Linde India, Ltd. 5,352 412,760
Lloyds Engineering Works, Ltd. 235,624 143,414
Lloyds Enterprises, Ltd. 94,991 68,566
Lloyds Metals & Energy, Ltd. 43,378 806,376
LMW, Ltd. 1,213 186,103
ΩLodha Developers, Ltd. 96,965 917,305
LT Foods, Ltd. 251,000 1,138,857
ΩLTM, Ltd. 41,437 1,864,002
Lumax Auto Technologies, Ltd. 46,815 799,735
Lumax Industries, Ltd. 2,923 156,772
Lupin, Ltd. 249,354 6,056,139
Madhya Bharat Agro Products,
Ltd. 8,288 45,914
Mahanagar Gas, Ltd. 53,614 641,495
Maharashtra Seamless, Ltd. 57,395 387,012
Mahindra & Mahindra, Ltd. 652,311 21,288,099
*Mahindra Holidays & Resorts
India, Ltd. 46,505 121,047
Mahindra Lifespace
Developers, Ltd. 27,121 97,296
ΩMahindra Logistics, Ltd. 46,351 197,049
*Malco Energy, Ltd. 1,349,615 481,895
*Man Industries India, Ltd. 44,408 246,408
Man Infraconstruction, Ltd. 143,326 181,736
Manali Petrochemicals, Ltd. 101,862 57,341
Mangalam Cement, Ltd. 20,337 197,662
Mangalore Refinery &
Petrochemicals, Ltd. 136,588 241,117
Mankind Pharma, Ltd. 54,873 1,298,897
Manorama Industries, Ltd. 9,462 150,433
Marico, Ltd. 410,244 3,349,769
Marksans Pharma, Ltd. 350,853 682,493
Maruti Suzuki India, Ltd. 41,657 5,843,424
Mastek, Ltd. 18,798 335,542
Shares Value †
INDIA — (Continued)
ΩMatrimony.com, Ltd. 9,836 $ 43,608
*Max Estates, Ltd. 33,709 138,972
*Max Financial Services, Ltd. 26,801 447,758
Max Healthcare Institute, Ltd. 187,413 1,960,838
Mayur Uniquoters, Ltd. 32,479 187,951
Mazagon Dock Shipbuilders,
Ltd. 18,360 528,707
Ω*Medi Assist Healthcare
Services, Ltd. 50,187 182,450
*Medplus Health Services, Ltd. 68,135 626,084
*Meghmani Organics, Ltd. 150,690 77,684
Metro Brands, Ltd. 2,924 31,511
ΩMetropolis Healthcare, Ltd. 353,024 1,772,303
Minda Corp., Ltd. 120,532 660,481
ΩMishra Dhatu Nigam, Ltd. 57,060 234,399
MM Forgings, Ltd. 10,105 52,636
MOIL, Ltd. 227,167 744,109
Mold-Tek Packaging, Ltd. 15,190 91,023
Monte Carlo Fashions, Ltd. 17,908 105,970
Morepen Laboratories, Ltd. 428,444 186,700
Motherson Sumi Wiring India,
Ltd. 1,423,823 608,150
Motilal Oswal Financial
Services, Ltd. 95,197 802,638
Mphasis, Ltd. 106,550 2,555,819
MPS, Ltd. 3,102 54,177
MRF, Ltd. 1,679 2,294,537
Mrs Bectors Food Specialities,
Ltd. 106,591 220,350
MSTC, Ltd. 10,612 48,429
Mukand, Ltd. 17,376 25,273
Multi Commodity Exchange of
India, Ltd. 49,663 1,554,818
Narayana Hrudayalaya, Ltd. 60,603 1,127,985
Natco Pharma, Ltd. 154,762 1,786,680
National Aluminium Co., Ltd. 1,643,552 6,914,386
National Fertilizers, Ltd. 194,714 159,831
Nava, Ltd. 192,382 1,341,513
Navin Fluorine International,
Ltd. 8,130 584,264
Ω*Navkar Corp., Ltd. 23,051 24,371
Navneet Education, Ltd. 109,379 167,283
*Nazara Technologies, Ltd. 212,575 590,286
NBCC India, Ltd. 836,861 808,084
NCC, Ltd. 870,779 1,503,138
NCL Industries, Ltd. 35,896 66,468
NELCO, Ltd. 11,284 83,667
Neogen Chemicals, Ltd. 13,345 230,235
NESCO, Ltd. 27,174 351,493
Nestle India, Ltd. 265,265 4,076,496
Netweb Technologies India,
Ltd. 15,658 670,573
*Network18 Media &
Investments, Ltd. 33,171 12,033
Neuland Laboratories, Ltd. 9,142 1,445,074
Newgen Software
Technologies, Ltd. 27,866 148,485
NHPC, Ltd. 1,632,025 1,430,609
NIIT Learning Systems, Ltd. 81,603 268,847

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
NIIT, Ltd. 90,974 $ 66,989
Nilkamal, Ltd. 4,763 65,167
ΩNippon Life India Asset
Management, Ltd. 183,655 1,954,220
Nitin Spinners, Ltd. 45,009 219,037
NLC India, Ltd. 188,167 627,661
*NMDC Steel, Ltd. 36,206 16,296
NMDC, Ltd. 4,002,909 3,811,280
NRB Bearings, Ltd. 75,834 226,926
NTPC, Ltd. 1,502,703 6,319,463
Nucleus Software Exports, Ltd. 6,966 58,942
*Nuvoco Vistas Corp., Ltd. 117,034 365,848
Oberoi Realty, Ltd. 64,567 1,135,779
Oil & Natural Gas Corp., Ltd. 815,249 2,572,945
Oil India, Ltd. 226,039 1,168,850
Olectra Greentech, Ltd. 20,408 267,824
*One 97 Communications, Ltd. 218,747 2,525,482
*Onesource Specialty Pharma,
Ltd. 19,322 353,832
*Optiemus Infracom, Ltd. 12,242 53,630
Oracle Financial Services
Software, Ltd. 21,045 2,156,634
Orient Cement, Ltd. 98,373 149,041
Orient Electric, Ltd. 54,915 106,551
Oriental Hotels, Ltd. 39,280 41,116
Page Industries, Ltd. 4,703 1,822,706
*Panacea Biotec, Ltd. 21,793 82,900
Panama Petrochem, Ltd. 26,471 78,038
ΩParadeep Phosphates, Ltd. 228,473 310,428
ΩParag Milk Foods, Ltd. 70,540 166,655
*Paramount Communications,
Ltd. 1,314 546
Patanjali Foods, Ltd. 127,617 617,757
*Patel Engineering, Ltd. 499,438 149,336
*PB Fintech, Ltd. 30,235 530,772
*PC Jeweller, Ltd. 4,291,381 423,650
PCBL CHEMICAL, Ltd. 360,661 1,104,170
PDS, Ltd. 19,997 58,529
Pearl Global Industries, Ltd. 33,591 543,536
*Pennar Industries, Ltd. 196,026 346,228
Persistent Systems, Ltd. 110,314 5,578,825
Petronet LNG, Ltd. 872,275 2,543,476
PG Electroplast, Ltd. 82,540 464,383
Phoenix Mills, Ltd. (The) 101,334 1,884,390
PI Industries, Ltd. 49,536 1,594,317
*Piccadily Agro Industries, Ltd. 15,781 100,965
Pidilite Industries, Ltd. 117,400 1,701,620
Piramal Pharma, Ltd. 576,732 983,584
Pitti Engineering, Ltd. 13,601 140,103
PIX Transmissions, Ltd. 5,346 87,303
PNC Infratech, Ltd. 152,399 343,402
Pokarna, Ltd. 21,828 200,356
Poly Medicure, Ltd. 11,423 181,983
Polycab India, Ltd. 22,700 1,939,744
Polyplex Corp., Ltd. 30,008 299,151
Pondy Oxides & Chemicals,
Ltd. 26,277 381,446
Power Grid Corp. of India, Ltd. 1,863,123 6,249,097
Power Mech Projects, Ltd. 20,968 548,270
Shares Value †
INDIA — (Continued)
Praj Industries, Ltd. 189,061 $ 813,402
Prakash Industries, Ltd. 142,296 213,308
ΩPrataap Snacks, Ltd. 9,062 95,046
Precision Wires India, Ltd. 58,596 260,557
Premier Explosives, Ltd. 1,228 7,263
Prestige Estates Projects, Ltd. 100,766 1,501,610
Pricol, Ltd. 133,511 805,662
*Prime Focus, Ltd. 164,617 537,573
*Prism Johnson, Ltd. 132,670 187,081
Privi Speciality Chemicals, Ltd. 13,611 481,851
Procter & Gamble Health, Ltd. 6,124 336,603
Procter & Gamble Hygiene &
Health Care, Ltd. 908 97,067
Prudent Corporate Advisory
Services, Ltd. 1,008 30,014
*PSP Projects, Ltd. 18,070 149,860
Punjab National Bank 1,461,720 1,684,200
*Puravankara, Ltd. 36,295 81,975
*PVR Inox, Ltd. 110,212 1,241,186
ΩQuess Corp., Ltd. 33,940 70,688
R Systems International, Ltd. 11,294 31,312
Radico Khaitan, Ltd. 35,160 1,268,059
Raghav Productivity
Enhancers, Ltd. 3,318 24,471
Rail Vikas Nigam, Ltd. 98,495 308,881
Railtel Corp. of India, Ltd. 186,274 634,986
Rain Industries, Ltd. 330,649 439,640
Rajratan Global Wire, Ltd. 7,266 34,017
Rallis India, Ltd. 76,153 213,350
Ram Ratna Wires, Ltd. 23,180 108,496
*Rama Steel Tubes, Ltd. 878,720 53,419
Ramco Cements, Ltd. (The) 109,288 1,076,717
*Ramco Systems, Ltd. 13,256 57,506
Ramkrishna Forgings, Ltd. 132,396 834,574
*Ramky Infrastructure, Ltd. 13,566 72,015
Rane Holdings, Ltd. 7,741 91,769
Rane Madras, Ltd. 5,867 50,029
Rashtriya Chemicals &
Fertilizers, Ltd. 329,252 448,224
*Rategain Travel
Technologies, Ltd., Class A 28,270 179,484
Ratnamani Metals & Tubes,
Ltd. 20,174 562,197
*RattanIndia Enterprises, Ltd. 167,123 62,543
*RattanIndia Power, Ltd. 3,781,256 403,169
*Raymond Lifestyle, Ltd. 92,495 773,961
*Raymond Realty, Ltd. 115,619 542,015
*Raymond, Ltd. 115,619 567,413
ΩRBL Bank, Ltd. 2,645,483 9,380,488
Redington, Ltd. 1,268,984 2,886,153
Redtape, Ltd. 35,851 48,530
Relaxo Footwears, Ltd. 7,259 22,798
Reliance Industrial
Infrastructure, Ltd. 8,815 72,757
Reliance Industries, Ltd. 1,369,294 20,641,749
ΩReliance Industries, Ltd.,
GDR 289,897 17,509,779
*Reliance Infrastructure, Ltd. 114,215 94,656
*Reliance Power, Ltd. 6,509,026 1,962,026

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
*Religare Enterprises, Ltd. 202,835 $ 473,655
Responsive Industries, Ltd. 31,996 52,642
*Restaurant Brands Asia, Ltd. 640,683 441,190
Rhi Magnesita India, Ltd. 77,780 330,988
Rico Auto Industries, Ltd. 265,597 316,599
RITES, Ltd. 169,906 391,873
Rossari Biotech, Ltd. 16,861 85,083
RPG Life Sciences, Ltd. 4,521 109,317
*RPSG Ventures, Ltd. 17,789 158,841
Safari Industries India, Ltd. 15,696 233,587
*Sagar Cements, Ltd. 69,984 132,891
Saksoft, Ltd. 27,156 40,099
Samvardhana Motherson
International, Ltd. 3,007,623 3,840,897
Sandhar Technologies, Ltd. 27,780 144,602
Sangam India, Ltd., Class A 9,379 51,167
*Sanghi Industries, Ltd. 62,962 35,360
*Sanofi Consumer Healthcare
India, Ltd. 4,308 216,227
ΩSansera Engineering, Ltd. 51,515 1,364,271
*Sapphire Foods India, Ltd. 213,070 461,570
Sarda Energy & Minerals, Ltd. 110,509 688,747
Saregama India, Ltd. 66,425 240,642
Sasken Technologies, Ltd. 6,308 87,023
Savita Oil Technologies, Ltd. 22,704 86,569
SBI Cards & Payment
Services, Ltd. 161,718 1,097,104
ΩSBI Life Insurance Co., Ltd. 163,771 3,138,633
Schaeffler India, Ltd. 18,115 787,249
*Schneider Electric
Infrastructure, Ltd. 45,103 591,006
*SEAMEC, Ltd. 8,100 135,888
Senco Gold, Ltd. 48,937 161,433
*SEPC, Ltd. 858,849 73,385
Seshasayee Paper & Boards,
Ltd. 53,816 152,007
ΩSH Kelkar & Co., Ltd. 71,233 109,663
Shaily Engineering Plastics,
Ltd. 18,574 495,613
Shakti Pumps India, Ltd. 18,184 108,111
*Shankara Buildpro, Ltd. 15,378 179,365
Shanthi Gears, Ltd. 16,657 84,387
Sharda Cropchem, Ltd. 48,430 547,374
Sharda Motor Industries, Ltd. 26,940 245,164
*Sheela Foam, Ltd. 37,508 201,166
Shilpa Medicare, Ltd. 110,923 475,240
Shipping Corp. of India, Ltd. 533,289 1,710,773
Shivalik Bimetal Controls, Ltd. 20,294 127,327
*Shoppers Stop, Ltd. 3,337 10,438
Shree Cement, Ltd. 6,272 1,598,831
*Shree Renuka Sugars, Ltd. 436,443 134,317
Shriram Pistons & Rings, Ltd. 23,682 871,067
*Shriram Properties, Ltd. 68,540 61,020
Shyam Metalics & Energy, Ltd. 98,318 905,089
Siemens Energy India, Ltd. 5,809 200,672
*Siemens, Ltd. 5,809 233,073
*Simplex Infrastructures, Ltd. 4,468 11,536
ΩSirca Paints India, Ltd. 15,846 70,746
SIS, Ltd. 56,237 210,606
Shares Value †
INDIA — (Continued)
Siyaram Silk Mills, Ltd. 7,314 $ 43,851
SJS Enterprises, Ltd. 35,547 677,430
SJVN, Ltd. 451,620 375,804
*SKF India Industrial, Ltd. 13,198 305,415
SKF India, Ltd. 13,198 238,475
Skipper, Ltd. 72,376 364,840
SML Mahindra, Ltd. 3,726 146,333
Sms Pharmaceuticals, Ltd. 8,760 37,259
Snowman Logistics, Ltd. 84,393 36,144
Sobha, Ltd. 56,835 858,330
Solar Industries India, Ltd. 17,486 2,844,333
*Solara Active Pharma
Sciences, Ltd. 30,574 159,709
Somany Ceramics, Ltd. 10,505 51,283
ΩSONA BLW Precision
Forgings, Ltd. 29,383 187,990
Sonata Software, Ltd. 40,531 108,905
South Indian Bank, Ltd. (The) 4,079,181 1,695,903
SP Apparels, Ltd. 14,973 127,946
SRF, Ltd. 151,153 4,010,946
Star Cement, Ltd. 139,105 337,512
*Star Health & Allied Insurance
Co., Ltd. 191,012 1,057,860
State Bank of India 700,711 7,887,947
State Bank of India, Class A,
GDR 4,874 556,611
Steel Authority of India, Ltd. 1,014,337 1,973,022
Steel Strips Wheels, Ltd. 5,342 11,972
Steelcast, Ltd. 18,790 57,296
*Sterlite Technologies, Ltd. 276,889 860,011
*STL Networks, Ltd. 190,014 55,575
Stove Kraft, Ltd. 12,912 74,209
Strides Pharma Science, Ltd. 119,282 1,302,989
*Stylam Industries, Ltd. 12,425 292,737
Styrenix Performance
Materials, Ltd. 7,140 170,079
Subros, Ltd. 37,136 304,616
Sudarshan Chemical
Industries, Ltd. 44,985 433,362
Sumitomo Chemical India, Ltd. 115,011 507,902
Sun Pharmaceutical Industries,
Ltd. 227,620 4,336,624
Sun TV Network, Ltd. 148,632 948,351
Sundaram-Clayton, Ltd. 4,582 68,715
Sundram Fasteners, Ltd. 61,860 551,511
Sunteck Realty, Ltd. 76,428 273,982
Suprajit Engineering, Ltd. 95,046 415,728
Supreme Industries, Ltd. 33,992 1,297,382
Supreme Petrochem, Ltd. 61,195 488,264
Supriya Lifescience, Ltd. 42,355 310,097
Surya Roshni, Ltd. 151,751 399,900
*Suryoday Small Finance
Bank, Ltd. 44,661 71,941
*Suzlon Energy, Ltd. 9,183,472 5,377,697
Swan Corp., Ltd. 135,929 478,976
Swaraj Engines, Ltd. 3,899 162,551
Symphony, Ltd. 10,692 95,392
*Syncom Formulations India,
Ltd. 301,788 43,688

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
ΩSyngene International, Ltd. 143,288 $ 705,995
TAJGVK Hotels & Resorts,
Ltd. 25,657 87,989
Talbros Automotive
Components, Ltd. 42,559 149,159
*Talwandi Sabo Power, Ltd. 1,349,615 481,895
Tamil Nadu Newsprint &
Papers, Ltd. 36,574 57,982
Tamilnad Mercantile Bank, Ltd. 62,037 483,446
Tamilnadu Petroproducts, Ltd. 47,977 43,861
Tanla Platforms, Ltd. 26,280 141,750
*TARC, Ltd. 52,246 73,051
Tasty Bite Eatables, Ltd. 392 28,879
Tata Chemicals, Ltd. 197,889 1,686,712
Tata Communications, Ltd. 62,655 1,043,329
Tata Consultancy Services,
Ltd. 414,401 10,801,245
Tata Consumer Products, Ltd. 133,141 1,605,597
Tata Elxsi, Ltd. 21,798 948,478
Tata Motors Passenger
Vehicles, Ltd. 1,298,068 4,671,137
*Tata Motors, Ltd. 1,298,068 5,605,911
Tata Power Co., Ltd. (The) 648,405 3,036,951
Tata Steel, Ltd. 6,747,491 15,025,744
Tata Technologies, Ltd. 76,594 469,141
*Tata Teleservices
Maharashtra, Ltd. 148,008 66,945
Tatva Chintan Pharma Chem
Pvt, Ltd. 3,729 51,507
TCPL Packaging, Ltd. 4,100 114,727
TD Power Systems, Ltd. 221,108 2,685,293
Tech Mahindra, Ltd. 307,422 4,772,610
Techno Electric & Engineering
Co., Ltd. 53,657 725,452
Technocraft Industries India,
Ltd. 6,251 163,675
Tega Industries, Ltd. 16,618 291,237
Texmaco Rail & Engineering,
Ltd. 197,376 219,328
Thanga Mayil Jewellery, Ltd. 9,433 393,147
Thejo Engineering, Ltd. 1,401 26,816
Thermax, Ltd. 4,526 194,442
*Thirumalai Chemicals, Ltd. 32,693 70,312
Thomas Cook India, Ltd. 162,012 159,684
ΩThyrocare Technologies, Ltd. 46,837 197,536
Tilaknagar Industries, Ltd. 197,767 967,022
Time Technoplast, Ltd. 792,356 1,611,280
Timken India, Ltd. 32,393 1,170,211
Tips Music, Ltd. 54,388 372,295
Titagarh Rail System, Ltd. 149,716 1,212,067
Titan Co., Ltd. 181,652 8,392,676
Torrent Pharmaceuticals, Ltd. 53,395 2,354,384
Torrent Power, Ltd. 79,655 1,456,913
Transformers & Rectifiers
India, Ltd. 23,651 83,277
Transport Corp. of India, Ltd. 27,530 268,879
Trent, Ltd. 59,593 2,602,248
Trident, Ltd. 739,361 202,302
Shares Value †
INDIA — (Continued)
Triveni Engineering &
Industries, Ltd. 129,403 $ 562,051
Triveni Turbine, Ltd. 141,605 855,251
TTK Prestige, Ltd. 31,075 165,306
Tube Investments of India, Ltd. 116,561 3,620,236
TVS Holdings, Ltd. 5,702 856,558
TVS Motor Co., Ltd. 188,918 6,952,330
TVS Srichakra, Ltd. 2,163 88,725
*TVS Supply Chain Solutions,
Ltd. 14,549 17,553
Uflex, Ltd. 32,300 151,540
Ω*Ujjivan Small Finance Bank,
Ltd. 2,221,134 1,331,083
UltraTech Cement, Ltd. 43,765 5,342,338
*Unichem Laboratories, Ltd. 8,751 35,967
Union Bank of India, Ltd. 1,254,056 2,192,496
Uniparts India, Ltd. 15,214 85,653
United Breweries, Ltd. 9,402 144,486
United Spirits, Ltd. 121,743 1,700,307
Universal Cables, Ltd. 12,560 110,820
UNO Minda, Ltd. 150,891 1,768,619
UPL, Ltd. 363,393 2,457,429
Usha Martin, Ltd. 336,569 1,602,106
UTI Asset Management Co.,
Ltd. 66,406 664,663
*V2 Retail, Ltd. 143,630 300,611
VA Tech Wabag, Ltd. 112,864 1,795,098
Vadilal Industries, Ltd. 4,441 219,753
Vaibhav Global, Ltd. 82,326 188,377
Ω*Valiant Organics, Ltd. 7,784 22,355
*Valor Estate, Ltd. 169,676 185,151
Vardhman Special Steels, Ltd. 25,056 73,571
Vardhman Textiles, Ltd. 132,839 856,540
ΩVarroc Engineering, Ltd. 78,008 438,721
Varun Beverages, Ltd. 671,133 3,632,361
*Vascon Engineers, Ltd. 110,937 48,225
*Vedanta Aluminium Metal,
Ltd. 1,349,615 5,644,526
*Vedanta Iron And Steel, Ltd. 1,349,615 206,465
Vedanta, Ltd. 1,349,615 3,861,274
Veedol Corp., Ltd. 8,493 127,341
Venky's India, Ltd. 9,822 163,763
ΩVenus Pipes & Tubes, Ltd. 1,246 18,086
*Veranda Learning Solutions,
Ltd. 21,716 43,471
Vesuvius India, Ltd. 76,744 419,726
V-Guard Industries, Ltd. 170,399 592,809
Vidhi Specialty Food
Ingredients, Ltd. 7,060 22,356
Vijaya Diagnostic Centre, Ltd. 54,396 647,385
Vimta Labs, Ltd. 38,154 183,768
Vinati Organics, Ltd. 24,429 340,335
Vindhya Telelinks, Ltd. 2,877 41,497
Vintage Coffee And
Beverages, Ltd. 145,143 207,605
Vishnu Chemicals, Ltd. 26,633 166,720
*V-Mart Retail, Ltd. 18,096 117,531
*Vodafone Idea, Ltd. 18,637,306 2,006,804
Voltamp Transformers, Ltd. 11,324 1,400,918

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDIA — (Continued)
Voltas, Ltd. 122,463 $ 1,845,582
VRL Logistics, Ltd. 127,422 339,882
VST Industries, Ltd. 44,182 120,270
VST Tillers Tractors, Ltd. 3,618 198,801
*Websol Energy System, Ltd. 108,712 126,747
Welspun Corp., Ltd. 173,466 2,315,134
Welspun Enterprises, Ltd. 52,314 288,402
Welspun Living, Ltd. 494,088 671,321
West Coast Paper Mills, Ltd. 16,132 82,195
Westlife Foodworld, Ltd. 25,241 126,546
Wheels India, Ltd. 16,729 216,494
Whirlpool of India, Ltd. 35,412 367,724
Windlas Biotech, Ltd. 9,208 82,642
Wipro, Ltd. 793,978 1,678,489
#Wipro, Ltd., Sponsored ADR 308,037 628,395
*Wockhardt, Ltd. 87,568 1,287,589
Wonderla Holidays, Ltd. 14,330 79,626
XPRO India, Ltd. 6,133 65,793
Yasho Industries, Ltd. 2,762 43,609
*Yatra Online, Ltd. 16,489 18,335
*Yes Bank, Ltd. 9,538,987 2,002,998
Zee Entertainment Enterprises,
Ltd. 1,714,800 1,621,326
Zen Technologies, Ltd. 9,802 172,579
Zensar Technologies, Ltd. 215,725 1,167,906
ZF Commercial Vehicle
Control Systems India, Ltd.,
Class A 1,153 178,562
Zydus Lifesciences, Ltd. 87,660 823,737
Zydus Wellness, Ltd. 128,432 688,142
TOTAL INDIA 1,089,553,248
INDONESIA — (1.1%)
ABM Investama TBK PT 804,500 137,104
Adi Sarana Armada TBK PT 4,016,000 186,764
AKR Corporindo TBK PT 9,510,100 868,051
*Alam Sutera Realty TBK PT 12,387,400 95,178
Alamtri Minerals Indonesia
TBK PT 5,668,300 605,798
Allo Bank Indonesia TBK PT 359,400 26,576
Aneka Tambang TBK 20,258,300 4,377,010
Arwana Citramulia TBK PT 6,036,800 172,281
Aspirasi Hidup Indonesia TBK
PT 11,314,900 234,011
Astra Agro Lestari TBK PT 932,700 436,445
Astra International TBK PT 13,872,200 4,788,353
Astra Otoparts TBK PT 1,195,700 177,525
*Astrindo Nusantara
Infrastructure TBK PT 3,576,800 49,592
Asuransi Tugu Pratama
Indonesia TBK PT 1,751,100 127,969
Avia Avian TBK PT 16,107,000 359,174
*Bank Aladin Syariah TBK PT 2,009,900 67,345
Bank Amar Indonesia TBK PT 1,608,800 18,402
*Bank Artha Graha
Internasional TBK PT 5,696,500 51,996
Bank BTPN Syariah TBK PT 2,238,900 129,341
Bank Central Asia TBK PT 22,430,600 7,580,532
*Bank Ganesha TBK PT 10,310,600 72,073
Shares Value †
INDONESIA — (Continued)
*Bank Jago TBK PT 3,174,500 $ 239,325
Bank Mandiri Persero TBK PT 19,116,600 4,848,173
*Bank Mayapada International
TBK PT 5,488,270 63,095
Bank Maybank Indonesia TBK
PT 14,900 176
Bank Negara Indonesia
Persero TBK PT 8,836,800 1,899,070
*Bank Neo Commerce TBK PT 17,195,100 303,969
Bank OCBC Nisp TBK PT 6,066,900 464,393
Bank Pan Indonesia TBK PT 5,633,800 331,974
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 3,702,000 186,062
Bank Pembangunan Daerah
Jawa Timur TBK PT 5,429,400 181,921
Bank Rakyat Indonesia
Persero TBK PT 9,281,100 1,603,148
Bank Syariah Indonesia
Persero TBK PT 3,912,414 401,186
Bank Tabungan Negara
Persero TBK PT 13,358,454 1,045,679
*Barito Pacific TBK PT 2,134,539 226,278
*Barito Renewables Energy
TBK PT 151,600 39,060
BISI International TBK PT 105,800 4,584
Blue Bird TBK PT 877,600 78,330
*Buana Lintas Lautan TBK PT 43,765,300 1,289,445
Bukit Asam Persero TBK PT 7,776,200 1,289,295
*Buma Internasional Grup
TBK PT 3,245,900 47,254
*Bumi Resources Minerals
TBK PT 34,111,200 1,586,338
*Bumi Resources TBK PT 76,664,000 1,062,932
*Bumi Serpong Damai TBK PT 6,584,500 292,898
*Capital Financial Indonesia
TBK PT 6,208,000 484,160
*Cemindo Gemilang PT 2,172,700 102,296
Chandra Asri Pacific TBK PT 101,000 30,924
Charoen Pokphand Indonesia
TBK PT 4,361,500 1,010,376
ΩCikarang Listrindo TBK PT 2,018,800 85,720
Ciputra Development TBK PT 15,293,700 609,627
Cisarua Mountain Dairy PT
TBK 917,600 224,762
*Citra Marga Nusaphala
Persada TBK PT 242,100 21,189
*Darma Henwa TBK PT 50,049,500 1,434,116
Dayamitra Telekomunikasi PT 11,135,500 331,299
Dharma Satya Nusantara TBK
PT 8,368,000 848,402
*Dian Swastatika Sentosa
TBK PT 1,772,500 165,372
*Digital Mediatama Maxima
TBK PT 475,000 6,037
*Eagle High Plantations TBK
PT 19,650,800 152,121
Elnusa TBK PT 6,141,500 280,288
*Energi Mega Persada TBK PT 38,087,000 3,740,491

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDONESIA — (Continued)
Erajaya Swasembada TBK PT 15,316,300 $ 362,778
ESSA Industries Indonesia
TBK PT 11,678,100 586,941
Gajah Tunggal TBK PT 2,163,400 149,351
Garudafood Putra Putri Jaya
TBK PT 3,840,400 77,651
*Global Mediacom TBK PT 4,031,300 39,125
Golden Energy Mines TBK PT 127,700 58,464
Gudang Garam TBK PT 763,900 706,089
*Harum Energy TBK PT 3,179,300 182,750
Hexindo Adiperkasa TBK PT,
Class A 243,800 62,534
*Impack Pratama Industri TBK
PT 4,844,700 621,331
Indah Kiat Pulp & Paper TBK
PT 2,578,900 1,452,587
Indika Energy TBK PT 4,402,600 928,336
Indo Tambangraya Megah
TBK PT 224,200 345,172
Indocement Tunggal Prakarsa
TBK PT 1,623,900 487,827
Indofood CBP Sukses Makmur
TBK PT 1,259,400 492,919
Indofood Sukses Makmur TBK
PT 4,237,500 1,652,405
Indomobil Sukses
Internasional TBK PT 501,500 30,855
Indosat TBK PT 2,875,000 331,347
*Industri dan Perdagangan
Bintraco Dharma TBK PT 17,210,800 92,467
Industri Jamu Dan Farmasi
Sido Muncul TBK PT 9,071,000 262,016
*Intiland Development TBK PT 5,617,200 42,186
Japfa Comfeed Indonesia TBK
PT 12,239,200 1,753,508
Jasa Marga Persero TBK PT 1,630,400 278,797
Kalbe Farma TBK PT 14,494,000 724,281
Kawasan Industri Jababeka
TBK PT 34,228,900 355,933
*Krakatau Steel Persero TBK
PT 6,052,200 101,395
*Lippo Karawaci TBK PT 15,641,300 74,095
Map Aktif Adiperkasa PT 17,967,500 633,170
Mayora Indah TBK PT 3,289,500 324,009
*MD Entertainment TBK PT 261,030 35,890
MDS Retailing TBK PT 1,356,100 127,697
Medco Energi Internasional
TBK PT 19,841,800 2,005,959
Medikaloka Hermina TBK PT 7,115,800 472,742
*Merdeka Battery Materials
TBK PT 18,470,000 720,234
*Merdeka Copper Gold TBK
PT 3,234,700 603,586
*Metro Healthcare Indonesia
TBK PT 15,605,600 369,630
Metrodata Electronics TBK PT 6,989,900 228,151
Metropolitan Kentjana TBK PT 4,800 6,184
Midi Utama Indonesia TBK PT 9,139,800 181,634
Mitra Adiperkasa TBK PT 17,073,600 1,198,407
Shares Value †
INDONESIA — (Continued)
Mitra Keluarga Karyasehat
TBK PT 3,332,800 $ 370,632
*MNC Digital Entertainment
TBK PT 10,495,800 485,075
*MNC Tourism Indonesia TBK
PT 49,562,800 317,820
Pabrik Kertas Tjiwi Kimia TBK
PT 1,781,100 890,036
*Pacific Strategic Financial
TBK PT 2,672,100 292,526
Pakuwon Jati TBK PT 23,582,500 430,507
Pam Mineral TBK PT 123,500 6,243
*Panin Financial TBK PT 17,651,700 246,777
*Paninvest TBK PT 1,374,000 61,517
Pantai Indah Kapuk Dua TBK
PT 126,785 61,891
Perusahaan Gas Negara
Persero TBK PT 10,665,900 1,195,370
Petrindo Jaya Kreasi TBK PT 9,232,500 640,035
*Petrosea TBK PT 4,389,200 1,280,500
*PP Persero TBK PT 5,633,600 84,618
PT Tower Bersama
Infrastructure TBK 655,700 66,100
Puradelta Lestari TBK PT 13,117,500 106,850
Rukun Raharja TBK PT 2,498,200 597,490
Salim Ivomas Pratama TBK PT 3,967,600 176,491
*Sarana Meditama
Metropolitan TBK PT 1,587,900 30,456
Sarana Menara Nusantara
TBK PT 12,054,800 331,490
Sariguna Primatirta TBK PT 4,390,700 98,924
Sawit Sumbermas Sarana
TBK PT 3,163,200 252,179
Selamat Sempurna TBK PT 4,239,200 440,818
Semen Indonesia Persero
TBK PT 4,862,682 561,835
*Sentul City TBK PT 46,268,200 283,329
Steel Pipe Industry of
Indonesia PT 1,950,300 49,349
Sumber Alfaria Trijaya TBK PT 17,124,100 1,305,824
Sumber Tani Agung
Resources TBK PT 4,726,800 335,873
Summarecon Agung TBK PT 15,630,900 279,929
Surya Citra Media TBK PT 22,564,000 325,881
Surya Semesta Internusa TBK
PT 9,125,500 941,018
TBS Energi Utama TBK PT 1,590,000 52,357
Telkom Indonesia Persero
TBK PT 16,606,300 2,695,766
#Telkom Indonesia Persero
TBK PT, Sponsored ADR 33,410 564,963
Temas TBK PT 5,715,000 41,600
Tempo Scan Pacific TBK PT 865,800 122,042
Timah TBK PT 8,017,500 1,658,154
Total Bangun Persada TBK PT 1,459,400 100,750
Transcoal Pacific TBK PT 1,351,100 897,611
Trimegah Bangun Persada
TBK PT 5,357,400 323,425

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
INDONESIA — (Continued)
*Trimegah Sekuritas
IndonesiaTBK PT, Class A 1,846,500 $ 60,803
Triputra Agro Persada PT 7,688,100 932,699
Tunas Baru Lampung TBK PT 3,986,100 166,951
Ultrajaya Milk Industry &
Trading Co. TBK PT 2,992,400 292,152
Unilever Indonesia TBK PT 2,132,300 189,086
United Tractors TBK PT 1,864,400 3,128,875
Vale Indonesia TBK PT 1,733,505 685,991
*<Waskita Karya Persero TBK
PT, Class A 1,217,100 2,663
*<Wijaya Karya Persero TBK
PT 814,400 1,800
*Wir Asia TBK PT 14,779,900 67,453
XLSMART Telecom Sejahtera
TBK PT 10,322,403 1,753,198
TOTAL INDONESIA 93,019,440
KOREA, REPUBLIC OF — (17.4%)
*3S Korea Co., Ltd. 10,324 10,121
*ABLBio, Inc. 388 35,263
#Able C&C Co., Ltd. 7,753 77,990
#ABOV Semiconductor Co.,
Ltd. 18,565 174,360
#*ADTechnology Co., Ltd. 4,175 147,217
#Advanced Nano Products
Co., Ltd. 2,943 164,294
#Aekyung Chemical Co., Ltd. 28,810 301,658
Aekyung Industrial Co., Ltd. 10,212 102,588
#*AeroSpace Technology of
Korea, Inc. 211,471 112,066
Ahnlab, Inc. 3,523 149,880
*Air Busan Co., Ltd. 102,986 142,342
AJ Networks Co., Ltd. 34,072 121,751
#Ajin Industrial Co., Ltd. 54,496 137,048
#Alteogen, Inc. 13,706 3,405,246
#*ALUKO Co., Ltd. 106,534 215,840
Amorepacific Corp. 14,080 1,284,401
*Amotech Co., Ltd. 9,375 140,954
#*Anam Electronics Co., Ltd.,
Class F 64,500 64,926
#*Ananti, Inc. 136,897 651,627
*Anapass, Inc. 5,457 64,386
*ANIPLUS, Inc. 15,993 30,623
*Aprogen, Inc., Class A 100,713 19,895
#*APS Innovation Co., Ltd. 22,224 99,942
#Asia Cement Co., Ltd. 33,666 266,250
#ASIA Holdings Co., Ltd. 1,108 202,446
*Asia Pacific Satellite, Inc. 3,364 37,673
#Asia Paper Manufacturing
Co., Ltd. 51,248 312,353
Atec Co., Ltd. 3,426 22,914
Aurora World Corp. 2,978 33,490
*Avaco Co., Ltd. 14,231 152,749
#Baiksan Co., Ltd. 18,032 150,753
BGF retail Co., Ltd. 13,751 1,223,794
BGFecomaterials Co., Ltd.,
Class A 18,947 53,780
#BH Co., Ltd. 66,144 1,538,544
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*BHI Co., Ltd. 24,516 $ 1,611,590
#*Binex Co., Ltd. 14,383 106,864
#Binggrae Co., Ltd. 11,145 563,562
*Bio FD&C Co., Ltd. 3,180 30,681
#Bio Plus Co., Ltd. 62,292 242,751
*Biodyne Co., Ltd. 2,220 17,452
*Bioneer Corp. 10,242 72,782
*BioSmart Co., Ltd. 31,102 93,314
#*BNC Korea, Inc. 108,875 292,154
BNK Financial Group, Inc. 208,927 2,638,351
#Boditech Med, Inc. 19,052 150,160
#*Bookook Securities Co., Ltd. 1,653 81,357
#Boryung 46,198 309,606
#*Bosung Power Technology
Co., Ltd. 25,630 208,745
#Bukwang Pharmaceutical
Co., Ltd. 59,238 252,416
#*Bumhan Fuel Cell Co., Ltd. 2,684 63,788
Byucksan Corp. 68,167 101,111
C&G Hi Tech Co., Ltd. 15,304 232,160
#*Cafe24 Corp. 21,935 371,203
#Cape Industries, Ltd. 14,068 150,430
#Caregen Co., Ltd. 17,623 1,253,524
#Celltrion Pharm, Inc. 11,117 420,485
Celltrion, Inc. 34,179 4,620,341
#*Chabiotech Co., Ltd. 15,708 180,994
#Cheil Electric Co., Ltd. 10,356 120,513
Cheil Worldwide, Inc. 122,723 1,658,978
#Chemtronics Co., Ltd. 23,998 605,128
*Chemtros Co., Ltd. 11,505 46,386
#Cheryong Electric Co., Ltd. 24,547 1,165,122
Chips&Media, Inc. Korea 8,045 99,044
#*Choil Aluminum Co., Ltd. 106,231 125,268
Chong Kun Dang
Pharmaceutical Corp. 9,687 559,719
Chongkundang Holdings Corp. 3,099 103,007
Choong Ang Vaccine
Laboratory 4,263 28,972
#*Chunbo Co., Ltd. 7,218 304,643
#*CJ CGV Co., Ltd. 151,657 504,603
CJ CheilJedang Corp. 8,134 1,351,828
CJ Corp. 17,266 2,613,415
*CJ ENM Co., Ltd. 27,123 989,317
CJ Freshway Corp. 11,626 225,748
#CJ Logistics Corp. 22,719 1,548,605
#Classys, Inc. 12,069 452,425
CLIO Cosmetics Co., Ltd. 6,945 62,230
*CMG Pharmaceutical Co.,
Ltd. 77,317 92,476
*CoAsia Corp. 6,854 25,878
*Com2uS Holdings Corp.,
Class F 2,316 28,809
*Coreana Cosmetics Co., Ltd. 5,472 7,397
Cosmax, Inc. 16,767 2,379,621
#Cosmecca Korea Co., Ltd. 9,634 526,129
#*CosmoAM&T Co., Ltd. 7,664 304,348
*Cosmochemical Co., Ltd. 4,883 58,437
#Coway Co., Ltd. 60,116 3,489,744
#Cowintech Co., Ltd. 11,035 126,331

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#*Creative & Innovative
System 77,207 $ 893,773
#*Creverse, Inc. 5,689 42,729
*CS Bearing Co., Ltd. 5,264 32,474
*CS Wind Corp. 57,728 2,786,762
Cuckoo Homesys Co., Ltd. 10,982 180,664
D.I Corp. 11,234 251,841
*<DA Technology Co., Ltd.,
Class A 51,560 1,321
Dae Hwa Pharmaceutical Co.,
Ltd. 2,984 29,615
Dae Won Kang Up Co., Ltd. 24,884 73,233
*Daea TI Co., Ltd. 48,530 148,875
Daechang Forging Co., Ltd. 16,749 80,064
#Daedong Corp. 24,627 168,198
#Daedong Gear Co., Ltd. 4,201 57,214
#Daeduck Electronics Co., Ltd. 43,484 3,307,036
*Daeho AL Co., Ltd. 17,205 6,171
#*Dae-Il Corp. 79,213 405,358
#Daejoo Co., Ltd. 42,814 99,732
#Daejoo Electronic Materials
Co., Ltd. 5,940 634,769
*DaeMyoung Energy Co, Ltd. 2,006 32,798
Daesang Corp. 40,472 564,840
#Daesang Holdings Co., Ltd. 47,989 308,667
#*Daesung Industrial Co., Ltd. 22,146 105,713
#*Daewon Cable Co., Ltd. 47,702 484,031
Daewon Pharmaceutical Co.,
Ltd. 21,127 152,698
#*Daewoo Engineering &
Construction Co., Ltd. 282,718 6,671,474
Daewoong Co., Ltd. 35,594 541,157
#Daewoong Pharmaceutical
Co., Ltd. 6,860 685,907
Daishin Securities Co., Ltd. 35,994 920,963
#*Danal Co., Ltd. 62,131 307,052
Daol Investment & Securities
Co., Ltd. 46,450 138,266
*Dawonsys Co., Ltd. 9,566 16,317
#DB HiTek Co., Ltd. 54,934 5,870,442
DB Insurance Co., Ltd. 80,272 9,070,649
DB Securities Co., Ltd. 33,286 306,558
Dear U Co., Ltd. 5,330 115,893
Dentium Co., Ltd. 10,023 360,185
#*Devsisters Co., Ltd. 5,102 77,913
DI Dong Il Corp. 17,544 355,446
Digital Daesung Co., Ltd. 27,385 152,877
*DIO Corp. 6,480 75,408
#DIT Corp. 9,018 151,698
#*DK Tech Co., Ltd. 16,386 281,165
*<DKME 187,877 11,907
*DL Holdings Co., Ltd. 16,945 816,860
DMS Co., Ltd. 20,190 112,711
DN Automotive Corp. 42,864 1,388,629
DNF Co., Ltd. 2,408 38,396
Dohwa Engineering Co., Ltd. 14,288 68,589
Dong-A Socio Holdings Co.,
Ltd. 4,469 294,980
#Dong-A ST Co., Ltd. 6,591 196,859
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#Dongbang Transport
Logistics Co., Ltd. 105,630 $ 207,599
#Dongjin Semichem Co., Ltd. 74,709 2,850,950
Dongkoo Bio & Pharma Co.,
Ltd. 21,050 73,090
DongKook Pharmaceutical
Co., Ltd. 45,476 732,792
Dongkuk CM Co., Ltd. 20,200 93,019
Dongkuk Industries Co., Ltd. 20,727 50,658
Dongkuk Steel Mill Co., Ltd. 36,839 382,249
*Dongkuk Structures &
Construction Co., Ltd. 12,523 22,417
Dongsuh Cos., Inc. 20,228 364,137
#Dongsung Chemical Co., Ltd. 59,944 177,827
#Dongsung Finetec Co., Ltd. 26,970 527,326
*Dongsung Pharmaceutical
Co., Ltd. 2,259 1,482
#*Dongwha Enterprise Co.,
Ltd. 13,176 103,049
Dongwha Pharm Co., Ltd. 21,652 88,465
Dongwon Industries Co., Ltd. 21,325 554,260
Dongwon Systems Corp. 6,329 119,906
#Dongwoon Anatech Co., Ltd. 22,056 764,346
Doosan Bobcat, Inc. 106,165 5,153,641
Doosan Co., Ltd. 15,772 16,971,489
*Doosan Enerbility Co., Ltd. 226,761 19,431,852
#*Doosan Fuel Cell Co., Ltd. 12,803 524,826
Doosan Tesna, Inc. 14,372 1,266,465
#*Dream Security Co., Ltd. 147,046 271,646
#Dreamtech Co., Ltd. 52,424 237,166
*DRTECH Corp. 19,283 24,702
#DS Dansuk Co., Ltd. 10,570 171,036
*DSK Co., Ltd. 15,700 63,088
*Duk San Neolux Co., Ltd. 15,947 542,963
#*Duksan Hi-Metal Co., Ltd. 65,421 809,823
#*Duksan Techopia Co., Ltd. 5,981 96,780
DY Corp. 7,568 26,890
DY POWER Corp. 9,212 95,958
*DYPNF Co., Ltd. 2,398 24,397
Easy Bio, Inc. 5,587 29,155
#*Easy Holdings Co., Ltd. 42,919 157,995
*Eco&Dream Co., Ltd. 2,793 36,306
#Ecoplastic Corp. 80,590 199,954
Ecopro BM Co., Ltd. 2,780 386,111
*Ecopro Co., Ltd. 9,216 950,058
Ecopro HN Co., Ltd. 3,410 73,341
Elentec Co., Ltd. 19,050 163,759
E-MART, Inc. 34,083 2,451,899
*EM-Tech Co., Ltd. 4,541 23,023
#*Enchem Co., Ltd. 2,043 61,020
#ENF Technology Co., Ltd. 33,073 1,291,078
#EO Technics Co., Ltd. 4,481 1,413,908
#*Eubiologics Co., Ltd. 33,995 293,376
#Eugene Investment &
Securities Co., Ltd. 169,803 639,967
Eugene Technology Co., Ltd. 17,426 1,527,360
#*EV Advanced Material Co.,
Ltd. 35,926 45,053
*E-World 47,217 61,250

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#Exem Co., Ltd. 41,420 $ 54,651
#Exicon Co., Ltd. 17,156 424,505
#F&F Co., Ltd. 27,196 1,226,680
F&F Holdings Co., Ltd. 5,377 69,605
#FarmStory Co., Ltd., Class A 48,986 45,545
FIBERPRO, Inc. 3,577 56,795
#*Fine M-Tec Co., Ltd. 11,356 79,474
#*Fine Semitech Corp. 5,303 151,954
#*Firstec Co., Ltd. 8,275 75,319
*Foosung Co., Ltd. 23,481 209,607
G2Power Co., Ltd. 7,942 78,231
Gabia, Inc. 6,013 121,825
Galaxia Moneytree Co., Ltd. 3,590 20,622
GAMSUNG Corp. Co., Ltd. 75,258 331,334
#Gaon Cable Co., Ltd. 5,730 932,979
GC Biopharma Corp. 6,915 639,190
#*GC Cell Corp. 16,623 266,179
GC Corp. 31,998 301,168
GC MediAI Corp. 21,670 59,318
*GeneOne Life Science, Inc. 53,336 31,105
Genians, Inc. 2,402 25,150
*Genohco, Inc., Class B 755 14,991
*Genomictree, Inc. 2,476 28,630
Global Standard Technology
Co., Ltd. 46,038 1,505,423
#*Global Tax Free Co., Ltd. 33,218 133,481
#GnBS eco Co., Ltd. 31,052 190,307
#*GnCenergy Co., Ltd. 32,717 808,440
#GOLFZON Co., Ltd. 2,773 95,911
#Grand Korea Leisure Co.,
Ltd. 35,295 286,986
Green Chemical Co., Ltd. 11,500 48,537
#GS Engineering &
Construction Corp. 136,131 3,492,303
#GS Global Corp. 128,687 443,359
GS Holdings Corp. 51,483 2,842,811
#GS P&L Co., Ltd. 8,026 299,243
GS Retail Co., Ltd. 65,578 1,039,026
#HAESUNG DS Co., Ltd. 28,216 1,525,703
*Haesung Industrial Co., Ltd.,
Class H 16,744 90,877
*Han Kuk Carbon Co., Ltd. 38,897 1,299,451
Hana Financial Group, Inc. 251,423 21,680,826
Hana Materials, Inc. 4,574 232,832
Hana Micron, Inc. 85,131 2,278,655
Hana Pharm Co., Ltd., Class A 8,457 55,935
*Hana Technology Co., Ltd. 2,131 45,761
#Hana Tour Service, Inc. 11,626 328,039
*Hanall Biopharma Co., Ltd. 1,662 53,114
#Hancom, Inc. 27,242 373,769
Handok, Inc. 12,708 88,336
Handsome Co., Ltd. 14,186 253,936
#Hanil Cement Co., Ltd. 38,830 456,839
Hanil Feed Co., Ltd. 31,715 84,355
#*Hanil Holdings Co., Ltd. 18,444 218,239
#Hanjin Kal Corp. 6,061 460,541
Hanjin Logistics Corp. 9,944 130,200
Hankook Cosmetics
Manufacturing Co., Ltd. 8,900 60,605
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Hankook Shell Oil Co., Ltd. 720 $ 247,087
#Hankook Tire & Technology
Co., Ltd. 74,261 2,964,031
#Hanmi Pharm Co., Ltd. 4,490 1,392,530
#*Hanmi Science Co., Ltd. 17,264 438,817
#Hanmi Semiconductor Co.,
Ltd. 36,283 9,002,255
#HanmiGlobal Co., Ltd. 25,340 478,371
#Hannong Chemicals, Inc. 7,296 116,091
*Hanon Systems 324,134 924,411
#Hansae Co., Ltd. 23,143 180,064
Hanshin Construction Co., Ltd. 800 8,037
#Hanshin Machinery Co. 15,949 49,626
#Hansol Chemical Co., Ltd. 6,903 1,326,426
*Hansol Holdings Co., Ltd. 35,451 80,071
*Hansol IONES Co., Ltd. 17,004 194,207
Hansol Paper Co., Ltd. 18,150 104,382
#Hansol Technics Co., Ltd. 41,923 229,796
*Hanssem Co., Ltd. 9,631 293,501
Hanwha Aerospace Co., Ltd. 15,431 14,742,265
Hanwha Corp. 26,088 2,346,372
*Hanwha Engine 23,162 1,374,229
#*Hanwha Galleria Corp. 128,040 265,024
#*Hanwha General Insurance
Co., Ltd. 112,850 503,686
#*Hanwha Investment &
Securities Co., Ltd. 247,234 1,251,839
#*Hanwha Life Insurance Co.,
Ltd. 91,546 301,512
*Hanwha Ocean Co., Ltd. 11,010 978,370
#*Hanwha Solutions Corp. 125,750 4,298,493
Hanwha Systems Co., Ltd. 25,665 2,029,736
#*Hanwha Vision Co., Ltd. 42,573 2,474,240
#*Hanyang Digitech Co., Ltd. 12,866 268,475
Hanyang Securities Co., Ltd. 11,980 231,410
#Harim Co., Ltd. 79,016 175,538
Harim Holdings Co., Ltd. 104,736 926,467
HB SOLUTION Co., Ltd. 87,115 135,089
*HC HomeCenter Co., Ltd. 8,289 21,600
HD Construction Equipment
Co., Ltd. 99,265 12,307,736
HD Hyundai Co., Ltd. 51,922 10,869,593
HD Hyundai Electric Co., Ltd. 13,754 11,610,038
#*HD Hyundai Energy
Solutions Co., Ltd. 14,213 2,213,594
#HD Hyundai Heavy Industries
Co., Ltd. 6,396 2,953,924
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 25,190 7,837,908
HDC Holdings Co., Ltd. 39,877 755,491
*HD-Hyundai Marine Engine 10,687 762,328
#*Heung-A Shipping Co., Ltd. 84,935 165,495
#*HFR, Inc. 4,209 83,715
High Tech Pharm Co., Ltd. 5,778 74,913
*<Hironic Co., Ltd., Class H 1,958 5,040
#Hite Jinro Co., Ltd. 65,744 758,414
Hitejinro Holdings Co., Ltd. 4,002 24,851
#*HJ Shipbuilding &
Construction Co., Ltd. 18,728 366,176

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*HK inno N Corp. 36,973 $ 1,306,220
#*HL Holdings Corp. 12,000 351,537
HL Mando Co., Ltd. 101,202 3,896,059
*HLB Biostep Co., Ltd. 69,129 59,285
*HLB Global Co., Ltd. 21,264 31,612
*HLB Therapeutics Co., Ltd. 24,431 58,145
#*HLB, Inc. 10,289 421,771
*Hotel Shilla Co., Ltd. 32,391 1,430,428
HPSP Co., Ltd. 18,487 655,620
#HS Hyosung Advanced
Materials Corp. 4,871 885,069
HS Hyosung Corp. 971 42,881
#HS Industries Co., Ltd. 53,976 127,007
*Hugel, Inc. 6,635 1,129,543
Humedix Co., Ltd. 10,691 254,805
*Huneed Technologies 16,103 102,707
Huons Co., Ltd. 10,763 191,574
Huvitz Co., Ltd. 10,002 53,072
#Hwa Shin Co., Ltd. 63,886 534,106
#*HYBE Co., Ltd. 6,110 1,083,421
*Hydro Lithium, Inc. 31,852 44,346
Hyosung Corp. 12,370 1,901,537
Hyosung Heavy Industries
Corp. 10,272 27,092,816
#Hyosung TNC Corp. 6,213 2,169,858
#Hyundai Autoever Corp. 6,251 1,898,649
Hyundai Bioland Co., Ltd. 29,966 92,735
Hyundai BNG Steel Co., Ltd. 8,543 99,069
#HYUNDAI Corp. 11,003 229,229
Hyundai Department Store
Co., Ltd. 25,739 1,889,817
#Hyundai Elevator Co., Ltd. 16,896 1,124,349
#HYUNDAI EVERDIGM Corp. 17,502 108,561
Hyundai Glovis Co., Ltd. 45,061 6,896,472
Hyundai Green Food 34,058 379,800
Hyundai Hyms Co., Ltd. 848 11,378
Hyundai Livart Furniture Co.,
Ltd. 14,345 77,180
*Hyundai Marine & Fire
Insurance Co., Ltd. 125,687 2,576,109
#Hyundai Motor Co. 105,555 37,789,715
#Hyundai Motor Securities
Co., Ltd. 40,619 300,425
#Hyundai Movex Co., Ltd. 15,986 337,892
Hyundai Pharmaceutical Co.,
Ltd. 11,173 64,935
Hyundai Rotem Co., Ltd. 49,040 8,877,589
Hyundai Steel Co. 51,090 1,465,668
#Hyundai Wia Corp. 32,981 1,838,949
#HyVision System, Inc. 14,129 175,184
#i3system, Inc. 4,960 347,789
*<Icure Pharm, Inc. 23,784 13,053
iFamilySC Co., Ltd. 3,033 22,085
*Il Dong Pharmaceutical Co.,
Ltd. 8,635 154,280
ILDONG Holdings Co., Ltd. 1,697 11,384
#Iljin Electric Co., Ltd. 36,282 2,996,592
#*Iljin Holdings Co., Ltd. 23,985 166,886
Iljin Power Co., Ltd. 15,723 229,506
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Ilshin Stone Co., Ltd. 59,319 $ 65,510
Ilyang Pharmaceutical Co.,
Ltd. 13,193 100,068
iM Financial Group Co., Ltd. 177,539 2,286,269
#iMarketKorea, Inc. 23,946 122,701
InBody Co., Ltd. 10,783 214,468
Incar Financial Service Co.,
Ltd. 16,961 123,731
Industrial Bank of Korea 168,378 2,565,630
Innocean Worldwide, Inc. 34,156 455,966
#Innox Advanced Materials
Co., Ltd. 49,748 1,150,456
*Insun ENT Co., Ltd. 30,295 94,774
*Insung Information Co., Ltd. 15,001 19,682
*Intekplus Co., Ltd. 1,805 37,482
Intellian Technologies, Inc. 2,540 227,251
#*Interflex Co., Ltd. 24,797 224,698
Interojo Co., Ltd. 1,694 24,556
*iNtRON Biotechnology, Inc. 11,554 28,122
#IPARK Hyundai Development
Co. 52,566 813,370
#*IS Dongseo Co., Ltd. 18,902 340,267
#ISC Co., Ltd. 5,903 965,128
i-SENS, Inc. 9,984 142,705
*ISU Abxis Co., Ltd. 11,583 37,173
*ISU Chemical Co., Ltd. 5,521 41,430
*ISU Specialty Chemical 9,815 804,020
IsuPetasys Co., Ltd. 65,977 6,685,776
#*Itcenglobal Co., Ltd. 18,711 682,487
#*ITM Semiconductor Co., Ltd. 6,299 72,112
#*Jahwa Electronics Co., Ltd. 35,204 1,154,716
JB Financial Group Co., Ltd. 108,424 1,995,668
*Jeil Pharmaceutical Co., Ltd. 5,222 49,291
*Jeju Air Co., Ltd. 36,259 129,811
Jeju Bank 6,360 54,115
#*Jeju Semiconductor Corp. 48,473 1,712,503
*JETEMA Co., Ltd. 2,756 13,063
*Jin Air Co., Ltd. 15,316 64,849
#Jinsung T.E.C. 29,742 356,936
*JNTC Co., Ltd. 17,661 230,288
JS Corp. 9,565 95,379
#Jusung Engineering Co., Ltd. 34,942 2,968,374
#JVM Co., Ltd. 7,569 127,579
JW Holdings Corp. 74,731 215,648
#JW Life Science Corp. 17,173 149,708
#JW Pharmaceutical Corp. 20,813 437,814
*JW Shinyak Corp. 12,978 17,500
JYP Entertainment Corp. 23,425 993,415
K Car Co., Ltd. 18,387 136,365
#*K Ensol Co., Ltd. 4,766 44,762
Kakao Corp. 71,999 2,296,085
#*Kakao Games Corp. 52,630 426,519
#KakaoBank Corp. 66,372 1,089,643
*Kakaopay Corp. 7,525 282,593
Kangnam Jevisco Co., Ltd. 9,264 105,182
*Kangstem Biotech Co., Ltd. 13,305 35,837
#*Kangwon Energy Co., Ltd. 5,068 52,382
KB Financial Group, Inc. 132,232 14,309,086

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
KB Financial Group, Inc.,
Sponsored ADR 157,157 $ 17,479,002
*KBI Dongyang Steel Pipe
Co., Ltd. 30,308 38,518
KC Tech Co., Ltd. 9,451 390,606
KCC Glass Corp. 6,572 129,827
#KCTC 84,651 338,444
*Keeps Biopharma, Inc. 4,712 26,178
#*Kencoa Aerospace Co. 12,006 175,249
KEPCO Engineering &
Construction Co., Inc. 2,748 349,429
#KEPCO Plant Service &
Engineering Co., Ltd. 34,600 1,450,998
#KG Chemical Corp. 67,960 323,946
#KG DONGBUSTEEL 55,922 265,056
KG Eco Solution Co., Ltd. 6,354 31,530
KG Financial Co., Ltd. 20,923 73,778
#*KG Mobility Corp. 73,629 215,198
#KH Vatec Co., Ltd. 41,324 390,895
*KidariStudio, Inc. 11,613 30,340
#KINX, Inc. 2,609 183,467
KISWIRE, Ltd. 6,877 119,161
KIWOOM Securities Co., Ltd. 15,877 4,260,414
#*KMW Co., Ltd. 8,216 164,796
*KNJ Co., Ltd. 6,247 168,895
Koh Young Technology, Inc. 4,094 111,100
*Kolmar Korea Co., Ltd. 22,718 1,358,607
Kolon Corp. 18,798 912,524
Kolon Global Corp. 1,678 12,954
#Kolon Industries, Inc. 29,979 1,901,985
*Kolon Life Science, Inc. 2,262 89,370
#KoMiCo, Ltd. 5,153 491,953
*Komipharm International Co.,
Ltd., Class A 4,896 32,085
Korea Aerospace Industries,
Ltd. 59,309 6,757,835
#Korea Circuit Co., Ltd. 23,290 1,455,625
Korea Credit Information Co.,
Ltd. 6,948 47,126
Korea District Heating Corp. 2,260 116,565
Korea Electric Power Corp. 50,495 1,482,644
Korea Electric Power Corp.,
Sponsored ADR 110,916 1,695,906
#Korea Electric Terminal Co.,
Ltd. 14,114 869,754
#Korea Electronic Power
Industrial Development Co.,
Ltd. 14,007 189,820
#Korea Fuel-Tech Corp. 73,160 344,294
Korea Gas Corp. 23,334 615,129
#Korea Information &
Communications Co., Ltd. 26,523 204,216
Korea Information Certificate
Authority, Inc. 30,586 132,597
Korea Investment Holdings
Co., Ltd. 52,575 8,507,282
#*Korea Line Corp. 497,382 870,217
#Korea Movenex Co., Ltd. 55,757 168,414
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Korea Petrochemical Ind Co.,
Ltd. 4,247 $ 518,562
#Korea Petroleum Industries
Co. 6,861 74,198
Korea Ratings Corp. 1,093 78,335
Korea United Pharm, Inc. 14,338 195,272
Korea Zinc Co., Ltd. 556 591,912
Korean Air Lines Co., Ltd. 277,498 4,593,161
Korean Reinsurance Co. 198,754 1,654,943
*Krafton, Inc. 21,000 3,752,023
KSP Co., Ltd. 6,661 26,362
#KSS LINE, Ltd. 35,448 306,394
KT Skylife Co., Ltd. 39,902 132,495
KT&G Corp. 50,516 6,072,683
KTCS Corp. 42,380 77,005
*Kuk-il Paper Manufacturing
Co., Ltd. 2,092 615
*Kukjeon Co., Ltd. 3,723 9,815
#Kumho Petrochemical Co.,
Ltd. 10,736 1,061,150
*Kumho Tire Co., Inc. 232,884 913,825
#Kumkang Kind Co., Ltd. 16,948 61,247
#Kwang Dong Pharmaceutical
Co., Ltd. 37,986 211,802
Kyeong Nam Steel Co., Ltd. 50,084 99,783
#Kyeryong Construction
Industrial Co., Ltd. 19,203 375,463
#Kyobo Securities Co., Ltd. 26,708 245,436
*Kyochon F&B Co., Ltd. 3,542 10,711
#Kyung Dong Navien Co., Ltd. 13,098 686,161
Kyungbang Co., Ltd. 14,026 95,511
#Kyung-In Synthetic Corp. 59,912 205,604
L&C Bio Co., Ltd. 4,621 196,903
#*L&F Co., Ltd. 1,839 241,902
*L&K Biomed Co., Ltd. 6,637 32,711
#*LabGenomics Co., Ltd. 135,777 121,569
Lake Materials Co., Ltd. 39,374 610,573
#*LB Semicon, Inc. 66,602 251,464
#Lee Ku Industrial Co., Ltd. 57,768 233,689
#LEENO Industrial, Inc. 31,779 2,556,118
LG Chem, Ltd. 34,181 9,149,041
#*LG Display Co., Ltd. 367,879 3,040,855
*LG Display Co., Ltd.,
Sponsored ADR 27,839 119,151
LG Electronics, Inc. 125,918 11,961,870
*LG Energy Solution, Ltd. 5,219 1,620,381
#LG H&H Co., Ltd. 8,798 1,506,669
*LG HelloVision Co., Ltd. 71,725 114,126
#LG Innotek Co., Ltd. 26,141 10,098,970
LG Uplus Corp. 285,546 3,049,520
LIG Accuver Co., Ltd. 6,636 235,338
LIG Defense&Aerospace Co.,
Ltd. 11,063 7,018,799
*LigaChem Biosciences, Inc. 1,742 215,401
*LOT Vacuum Co., Ltd. 12,525 133,678
#Lotte Chemical Corp. 11,478 881,435
Lotte Chilsung Beverage Co.,
Ltd. 8,159 673,315
#Lotte Corp. 24,379 502,143

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Lotte Energy Materials Corp. 37,806 $ 1,700,148
Lotte Innovate Co., Ltd. 7,472 116,372
*Lotte Non-Life Insurance Co.,
Ltd. 84,095 119,917
Lotte Rental Co., Ltd. 28,146 638,560
#Lotte Shopping Co., Ltd. 19,095 1,741,878
*Lotte Tour Development Co.,
Ltd. 7,636 106,570
#Lotte Wellfood Co., Ltd. 3,827 312,466
LS Corp. 20,923 6,390,318
#LS Eco Energy, Ltd. 10,455 613,963
LS Electric Co., Ltd. 51,770 9,703,385
LS SECURITIES Co., Ltd. 16,530 87,375
#LTC Co., Ltd. 11,488 354,740
#*LVMC Holdings 118,976 136,527
*LX Hausys, Ltd. 10,043 244,439
LX INTERNATIONAL Corp. 59,878 2,155,802
#LX Semicon Co., Ltd. 18,939 799,340
M.I.Tech Co., Ltd. 15,346 67,563
#Macquarie Korea
Infrastructure Fund 232,961 1,782,705
Macrogen, Inc. 7,487 81,876
Maeil Dairies Co., Ltd. 5,441 133,164
#MAKUS, Inc. 5,256 93,553
#Mcnex Co., Ltd. 24,841 385,210
Medytox, Inc. 4,321 307,353
*Meerecompany, Inc. 3,520 38,447
#MegaStudyEdu Co., Ltd. 11,151 356,363
#*Meritz Financial Group, Inc. 84,167 6,338,629
META BIOMED Co., Ltd. 36,925 110,038
#*MiCo, Ltd. 88,574 1,352,617
Micro Contact Solution Co.,
Ltd. 4,425 111,580
#*Mirae Asset Life Insurance
Co., Ltd. 62,167 667,692
#Mirae Asset Securities Co.,
Ltd. 92,949 4,060,879
Misto Holdings Corp. 38,725 1,060,029
#Miwon Commercial Co., Ltd. 1,668 170,714
Miwon Specialty Chemical
Co., Ltd. 1,388 114,637
#MNTech Co., Ltd. 8,432 59,238
Mobase Electronics Co., Ltd. 4,324 11,137
*Modetour Network, Inc. 2,024 15,543
#*MONAYONGPYONG 48,099 101,179
#*Motrex Co., Ltd. 28,715 174,822
#mPlus Corp. 15,710 185,889
*MS Autotech Co., Ltd. 19,938 32,934
#*Myoung Shin Industrial Co.,
Ltd. 45,612 409,007
#Namhae Chemical Corp. 35,869 283,915
#Namuga Co., Ltd. 17,212 221,765
#Namyang Dairy Products
Co., Ltd. 4,197 148,842
*Nature & Environment Co.,
Ltd. 109,559 36,416
Nature Holdings Co., Ltd.
(The) 11,741 63,249
NAVER Corp. 39,235 5,581,570
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Neosem, Inc. 6,899 $ 86,842
#*Nepes Ark Corp. 15,534 396,414
ΩNetmarble Corp. 16,956 567,601
New Power Plasma Co., Ltd. 39,255 178,913
Newflex Technology Co., Ltd. 11,433 50,875
*Nexen Corp. 43,004 208,757
Nexen Tire Corp. 42,675 213,778
*Nexon Games Co., Ltd. 10,195 81,521
#*Nexteel Co., Ltd. 13,934 190,709
NEXTIN, Inc. 5,088 239,100
NH Investment & Securities
Co., Ltd. 135,648 3,077,505
#NHN KCP Corp. 40,663 538,719
*NICE Holdings Co., Ltd. 44,066 433,470
#NICE Information &
Telecommunication, Inc. 7,961 150,557
#NICE Information Service
Co., Ltd. 36,572 377,260
Nong Shim Holdings Co., Ltd. 3,362 221,232
NongShim Co., Ltd. 6,907 1,757,951
Noroo Holdings Co., Ltd. 4,204 62,641
NOROO Paint & Coatings Co.,
Ltd. 12,813 76,280
#*NOVAREX Co., Ltd. 21,007 211,033
#*OCI Co., Ltd. 14,510 1,467,435
#OCI Holdings Co., Ltd. 32,133 7,972,589
#*Okins Electronics Co., Ltd. 10,189 151,475
*ONEJOON Co., Ltd. 9,176 61,309
*OptoElectronics Solutions
Co., Ltd. 1,442 37,625
*Orbitech Co., Ltd. 18,552 145,469
#*Oriental Precision &
Engineering Co., Ltd. 41,051 219,758
Orion Corp. 23,586 2,283,542
*OSTEONIC Co., Ltd. 13,826 61,803
#Otoki Corp. 2,783 685,805
Pan Ocean Co., Ltd. 550,066 2,054,588
#Paradise Co., Ltd. 69,382 741,441
#Park Systems Corp. 4,041 787,385
#Partron Co., Ltd. 71,784 400,736
#*Pearl Abyss Corp. 10,713 425,429
#*Pentastone Electronics, Inc. 18,786 102,087
#People & Technology, Inc. 34,622 1,307,195
*Peptron, Inc. 206 36,181
PharmaResearch Co., Ltd. 8,472 1,790,704
#Pharmicell Co., Ltd. 21,351 260,698
*Philenergy Co., Ltd. 6,942 93,468
#*Philoptics Co., Ltd. 8,272 266,587
#PI Advanced Materials Co.,
Ltd. 15,974 277,326
#PKC Co., Ltd. 29,272 144,663
POND GROUP Co., Ltd. 2,962 11,683
#Poongsan Corp. 59,595 3,985,858
Posco DX Co., Ltd. 37,863 890,924
POSCO Future M Co., Ltd. 5,626 955,874
POSCO Holdings, Inc. 22,620 7,045,874
#POSCO Holdings, Inc.,
Sponsored ADR 24,960 1,981,824
Posco International Corp. 58,252 3,428,667

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Posco M-Tech Co., Ltd. 3,900 $ 52,379
POSCO Steeleon Co., Ltd. 35,450 200,530
#*Power Logics Co., Ltd. 43,658 152,473
*Prestige Biologics Co., Ltd. 14,977 24,033
#Protec Co., Ltd. 5,394 298,939
#PSK Holdings, Inc. 6,874 576,078
PSK, Inc. 29,898 1,787,994
Pulmuone Co., Ltd. 13,883 115,130
#Pumtech Korea Co., Ltd. 7,390 206,274
*Rainbow Robotics 30 13,430
*Ray Co., Ltd. 5,599 33,257
*Reyon Pharmaceutical Co.,
Ltd. 9,374 68,194
#*Robostar Co., Ltd. 2,683 131,871
*Robotis Co., Ltd. 1,510 322,219
Rorze Systems Corp. 7,903 50,406
*Rsupport Co., Ltd. 8,880 15,626
S&D Co., Ltd. 331 12,319
S&S Tech Corp. 15,429 1,047,533
#S-1 Corp. 15,799 917,134
#Sajo Industries Co., Ltd. 3,194 114,348
Sajodaerim Corp. 7,061 155,911
*Sajodongaone Co., Ltd. 57,203 40,187
*Saltlux, Inc. 1,164 18,364
#Sam Chun Dang Pharm Co.,
Ltd. 2,114 592,211
#Sam-A Aluminum Co., Ltd. 4,422 205,120
*Sambu Engineering &
Construction Co., Ltd. 66,251 15,500
Samchully Co., Ltd. 1,969 195,944
#*Samil Pharmaceutical Co.,
Ltd. 22,008 131,911
#Samji Electronics Co., Ltd. 16,986 374,489
Samjin Pharmaceutical Co.,
Ltd. 10,989 138,622
#Samlip Co., Ltd. 3,078 103,140
Sammok S-Form Co., Ltd. 9,647 122,539
#SAMPYO Cement Co., Ltd. 84,898 969,069
Ω#*Samsung Biologics Co.,
Ltd. 2,994 2,967,354
Samsung E&A Co., Ltd. 178,466 6,389,256
#Samsung Electro-Mechanics
Co., Ltd. 40,938 22,964,142
Samsung Electronics Co., Ltd. 2,139,136 318,014,757
Samsung Electronics Co., Ltd.,
GDR 7,807 29,229,408
#*Samsung Episholdings Co.,
Ltd. 2,563 938,315
Samsung Fire & Marine
Insurance Co., Ltd. 25,134 7,812,010
*Samsung Heavy Industries
Co., Ltd. 197,315 4,303,627
Samsung Life Insurance Co.,
Ltd. 30,429 5,118,686
#*Samsung Pharmaceutical
Co., Ltd. 83,243 113,932
*Samsung SDI Co., Ltd. 32,779 15,359,631
#Samsung SDS Co., Ltd. 29,363 3,290,271
#Samsung Securities Co., Ltd. 79,078 5,731,449
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#SAMT Co., Ltd. 125,274 $ 597,146
#Samwha Capacitor Co., Ltd. 9,933 450,039
#Samwha Electric Co., Ltd. 3,626 118,569
Samyang Foods Co., Ltd. 4,614 4,171,638
#Samyoung Co., Ltd. 35,529 270,444
#Sang-A Frontec Co., Ltd. 7,693 142,377
#Sangsin Energy Display
Precision Co., Ltd. 14,359 257,517
Sanil Electric Co., Ltd. 880 157,821
#Saramin Co., Ltd. 7,967 91,745
#Satrec Initiative Co., Ltd. 1,473 164,858
#*SD Biosensor, Inc. 54,883 311,566
*SDN Co., Ltd. 13,189 12,885
#SeAH Besteel Holdings Corp. 17,758 903,944
SeAH Holdings Corp. 438 47,928
#SeAH Steel Corp. 2,562 306,431
SeAH Steel Holdings Corp. 1,918 310,356
Sebo Manufacturing Engineer
Corp. 2,285 36,204
Seegene, Inc. 38,217 632,570
Segyung Hitech Co., Ltd. 18,343 59,239
#Sejin Heavy Industries Co.,
Ltd. 19,567 271,104
*Selvas AI, Inc. 2,352 20,837
#*SEMCNS Co., Ltd. 12,292 118,180
*Seobu T&D 71,445 721,097
Seohan Co., Ltd. 107,977 79,061
*Seojin System Co., Ltd. 49,771 1,996,612
*Seoul Auction Co., Ltd. 12,479 57,885
#*Seoul Semiconductor Co.,
Ltd. 60,907 677,976
Seoyon Co., Ltd. 26,596 169,632
#Seoyon E-Hwa Co., Ltd. 44,685 425,098
*<Sewon E&C Co., Ltd., Class
A 10,159 308
SFA Engineering Corp. 17,041 360,765
#*SFA Semicon Co., Ltd. 69,933 391,346
#*SG Co., Ltd., Class A 31,987 57,043
#SGC Energy Co., Ltd. 12,528 504,262
#*Shin Heung Energy &
Electronics Co., Ltd. 61,628 438,360
Shinhan Financial Group Co.,
Ltd. 236,429 15,924,526
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 53,460 3,680,186
*SHINHWAPRITECH Co., Ltd. 33,687 58,030
Shinil Electronics Co., Ltd. 52,912 52,584
#Shinsegae International, Inc. 18,578 186,256
Shinsegae, Inc. 11,589 3,180,099
#Shinsung Delta Tech Co.,
Ltd. 12,366 483,568
#*Shinsung E&G Co., Ltd. 77,098 207,663
Shinwon Corp. 120,586 112,521
*SHOWBOX Corp. 21,673 43,691
#Silicon2 Co., Ltd. 30,194 895,723
SIMMTECH Co., Ltd. 8,859 519,642
SJG Sejong 10,646 57,063
#*SK Biopharmaceuticals Co.,
Ltd. 18,554 1,249,693

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*SK Bioscience Co., Ltd. 8,838 $ 256,524
SK Discovery Co., Ltd. 11,821 445,519
#*SK Eternix Co., Ltd. 19,818 774,976
#SK Gas, Ltd. 4,125 803,752
SK hynix, Inc. 314,776 272,924,714
Ω#*SK IE Technology Co., Ltd. 27,347 486,759
*SK Innovation Co., Ltd. 28,691 2,828,091
SK Networks Co., Ltd. 148,212 586,573
#*SK oceanplant Co., Ltd. 27,251 451,060
#*SK Securities Co., Ltd. 227,584 802,498
SK Telecom Co., Ltd. 19,340 1,240,044
#SK Telecom Co., Ltd., ADR 78,067 2,920,486
SK, Inc. 13,850 3,968,615
#*SKC Co., Ltd. 2,354 187,279
#SL Corp. 58,259 2,470,666
SM Entertainment Co., Ltd. 14,801 963,981
*SMEC Co., Ltd. 85,864 256,457
*Smotronic Co., Ltd., Class A 26,131 48,626
*SOCAR, Inc. 10,499 126,070
#S-Oil Corp. 32,539 2,950,712
#Solid, Inc. 127,152 1,466,809
SOLUM Co., Ltd. 54,547 713,465
#Solus Advanced Materials
Co., Ltd. 39,064 344,760
Songwon Industrial Co., Ltd. 18,641 199,204
#SOOP Co., Ltd. 11,519 453,553
Soulbrain Co., Ltd. 4,084 1,261,106
Soulbrain Holdings Co., Ltd. 4,735 233,047
#SP SAMHWA Co., Ltd. 21,250 135,391
*SPG Co., Ltd. 4,271 367,435
ST Pharm Co., Ltd. 8,268 850,101
*Straffic Co., Ltd. 38,255 99,171
#*Studio Dragon Corp. 17,031 400,169
#*STX Engine Co., Ltd. 16,404 681,288
*Suheung Co., Ltd. 9,285 125,515
Sun Kwang Co., Ltd. 4,782 76,895
#Sung Kwang Bend Co., Ltd. 36,596 1,144,859
*Sungchang Enterprise
Holdings, Ltd., Class A 1,783 8,655
#*Sungeel Hitech Co., Ltd.,
Class A 2,583 143,152
#Sungshin Cement Co., Ltd. 33,680 259,549
#Sungwoo Hitech Co., Ltd. 203,021 1,216,867
Sunjin Co., Ltd. 30,621 221,317
*SY Steel Tech, Inc. 13,086 33,218
*Synergy Innovation Co., Ltd. 49,502 70,088
#*Synopex, Inc. 93,432 374,182
Systems Technology, Inc. 16,285 410,638
#T&L Co., Ltd. 5,786 238,743
Tae Kyung Industrial Co., Ltd. 7,078 24,433
#*Taewoong Co., Ltd. 24,050 859,392
*Taeyoung Engineering &
Construction Co., Ltd. 18,808 24,854
*Taihan Cable & Solution Co.,
Ltd. 17,473 663,248
#*TCC Steel 13,445 178,850
#TechWing, Inc. 22,377 864,484
*Tego Science, Inc. 901 7,563
#*Telechips, Inc. 18,520 178,682
Shares Value †
KOREA, REPUBLIC OF — (Continued)
TEMC Co., Ltd. 9,653 $ 111,681
#TES Co., Ltd. 8,786 497,589
*Theragen Etex Co., Ltd. 31,939 65,355
#*TK Chemical Corp. 32,010 59,134
#*TK Corp. 44,277 1,374,701
TKG Huchems Co., Ltd. 30,418 387,403
*TLB Co., Ltd. 6,967 411,012
#Tokai Carbon Korea Co., Ltd. 5,396 1,069,595
*Tongyang Life Insurance Co.,
Ltd. 75,670 423,960
Tonymoly Co., Ltd. 11,854 60,820
Toptec Co., Ltd. 27,492 85,078
Tovis Co., Ltd. 26,549 316,827
#TS Corp. 79,412 155,804
TSE Co., Ltd. 1,612 183,458
#Tuksu Construction Co., Ltd. 17,055 77,732
#TYM Corp. 83,178 451,445
Unid Co., Ltd. 8,974 573,581
#Union Semiconductor
Equipment & Materials Co.,
Ltd. 51,713 400,957
Uniquest Corp. 13,953 68,956
*Unison Co., Ltd. 45,460 41,347
*UniTest, Inc. 5,712 70,707
#Unitrontech Co., Ltd. 30,209 115,891
Value Added Technology Co.,
Ltd. 4,851 75,224
#VICTEK Co., Ltd. 19,308 75,503
*<Vidente Co., Ltd. 249,319 104,723
Vieworks Co., Ltd. 3,618 66,228
*Vina Tech Co., Ltd. 1,365 161,606
#Vitzro Tech Co., Ltd. 39,817 455,028
#Vitzrocell Co., Ltd. 30,728 1,180,890
#*VM, Inc. 5,270 189,737
#*VT Co., Ltd. 32,509 371,732
*Webcash Corp. 11,453 70,732
Wemade Co., Ltd. 8,780 147,695
Whanin Pharmaceutical Co.,
Ltd. 11,973 95,739
#*Won Ik Corp. 13,559 96,079
#Won Tech Co., Ltd. 52,263 257,932
WONIK IPS Co., Ltd. 24,555 1,938,640
#Wonik Materials Co., Ltd. 18,441 650,259
*WONIK PNE Co., Ltd. 29,647 79,454
#Wonik QnC Corp. 46,515 1,187,023
#Woojin, Inc. 26,974 510,127
Woori Financial Group, Inc. 607,601 13,662,010
Woori Financial Group, Inc.,
ADR 11,270 796,338
#*Woori Technology, Inc. 69,464 1,011,612
#Worldex Industry & Trading
Co., Ltd. 21,149 466,983
#Xexymix Corp. 22,077 65,418
#Y G-1 Co., Ltd. 29,662 315,979
#*YC Corp. 21,581 317,924
*Y-entec Co., Ltd. 6,887 34,779
*Yest Co., Ltd. 3,935 72,163
YG Entertainment, Inc. 9,047 329,381
*YMT Co., Ltd. 10,724 129,495

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Youlchon Chemical Co., Ltd. 4,751 $ 82,483
Youngone Holdings Co., Ltd. 7,846 1,100,302
Yuanta Securities Korea Co.,
Ltd. 113,478 401,672
#Yuhan Corp. 8,265 510,433
*Yungjin Pharmaceutical Co.,
Ltd. 43,628 52,064
Yunsung F&C Co., Ltd. 1,520 37,201
Zeus Co., Ltd. 26,571 288,605
Zinus, Inc. 16,631 144,759
TOTAL KOREA, REPUBLIC
OF 1,505,336,996
KUWAIT — (0.6%)
A'ayan Leasing & Investment
Co. KSCP 1,348,184 1,113,622
A'ayan Real Estate Co SAK 173,144 93,470
*Acico Industries Co. KSC 274,230 390,611
Al Ahli Bank of Kuwait KSCP 709,732 643,952
Al Arabiya Real Estate Co.
KSC 185,656 120,752
*Al Argan International Real
Estate Co. KSCP 260,902 104,361
<Al-Eid Food KSC 162,551 42,818
Ali Alghanim Sons Automotive
Co. KSCC 194,334 637,668
*<Arabi Group Holding KSC 64,164 15,024
Arkan Al-Kuwait Real Estate
Co. KSC 61,190 60,692
Beyout Holding Co. KPSC 91,666 110,893
Boubyan Bank KSCP 119,338 263,514
Boursa Kuwait Securities Co.
KPSC 73,315 672,352
Burgan Bank SAK 1,057,917 691,516
Combined Group Contracting
Co. SAK 161,480 504,133
Commercial Real Estate Co.
KSC 1,280,962 799,820
Gulf Bank KSCP 2,125,617 2,343,363
Gulf Cables & Electrical
Industries Group Co. KSCP 136,067 854,899
Heavy Engineering & Ship
Building Co. KSCP 254,771 639,620
Humansoft Holding Co. KSC 117,450 917,065
*IFA Hotels & Resorts-KPSC 104,044 299,444
Integrated Holding Co. KCSC 431,925 591,351
*JTC Logistics Transportation
& Stevedoring Co. KSCP 76,995 127,699
Kuwait Finance House KSCP 5,400,417 13,874,242
Kuwait Insurance Co. SAK 9,153 22,324
Kuwait International Bank
KSCP 2,049,581 1,812,963
*Kuwait Real Estate Co. KSC 1,430,895 1,619,354
Kuwait Telecommunications
Co. 262,981 554,184
Mabanee Co. KPSC 430,383 1,406,618
*Manazel Holding Co. KSC 685,003 108,709
*Marakez Real Estate
Development Co. KPSC 104,362 71,611
Mezzan Holding Co. KSCC 158,430 658,451
Shares Value †
KUWAIT — (Continued)
Mobile Telecommunications
Co. KSCP 2,996,392 $ 5,554,288
*Munshaat Real Estate
Projects Co. KSCP 191,191 129,326
National Bank of Kuwait SAKP 3,052,518 8,537,124
*Rasiyat Holding Co., Class A 64,491 100,249
Salhia Real Estate Co. KSCP 431,555 554,355
Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC 654,307 314,919
*UniCap Investment and
Finance Co. 26,470 25,050
*United Real Estate Co. SAKP 163,614 142,597
Warba Bank KSCP 3,767,415 3,565,261
TOTAL KUWAIT 51,090,264
MALAYSIA — (1.2%)
99 Speed Mart Retail Holdings
BHD 57,200 49,689
#Able Global BHD 266,300 101,250
#Aeon Co. M BHD 1,086,500 317,346
#*AFFIN Bank BHD 740,913 470,125
Ajinomoto Malaysia BHD 37,100 115,649
Alliance Bank Malaysia BHD 1,070,875 1,256,522
Allianz Malaysia BHD 62,500 325,444
#AME Elite Consortium BHD 447,500 171,270
AMMB Holdings BHD 1,444,700 2,237,166
#Ancom Nylex BHD 605,352 136,419
Aumas Resources BHD 240,200 30,240
#Aurelius Technologies BHD 399,000 72,838
#Axiata Group BHD 2,795,500 1,654,142
#Bank Islam Malaysia BHD 1,114,400 656,602
Batu Kawan BHD 10,000 52,877
*Berjaya Corp. BHD 2,752,436 180,192
#*Berjaya Property BHD,
Class F 1,412,700 92,484
#Bermaz Auto BHD 732,200 174,224
#British American Tobacco
Malaysia BHD 96,600 150,318
Bursa Malaysia BHD 470,500 1,012,911
*Cape Ems BHD 469,300 34,859
Carlsberg Brewery Malaysia
BHD 141,100 591,188
CCK Consolidated Holdings
BHD 144,300 45,054
#CELCOMDIGI BHD 895,600 676,520
*Chin Hin Group BHD 116,500 61,308
CIMB Group Holdings BHD 5,608,040 10,816,464
#Crescendo Corp. BHD 269,500 81,430
CTOS Digital BHD 902,700 161,379
#*D&O Green Technologies
BHD 77,500 9,172
#*Dagang NeXchange BHD 282,200 21,317
#Dayang Enterprise Holdings
BHD 1,295,900 659,126
Dialog Group BHD 1,079,000 616,727
#DRB-Hicom BHD 1,194,600 354,936
#Duopharma Biotech BHD 377,894 121,794
Dutch Lady Milk Industries
BHD 18,000 147,843

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
MALAYSIA — (Continued)
DXN Holdings BHD 909,800 $ 106,523
#Eastern & Oriental BHD 1,207,000 246,172
#Eco World Development
Group BHD 1,456,400 755,428
*Ecofirst Consolidated BHD 2,200 199
#EG Industries BHD 245,600 74,827
*Ekovest BHD 2,802,500 162,300
*Ewi Capital BHD 386,300 17,995
#Farm Fresh BHD 1,053,100 673,517
Fraser & Neave Holdings BHD 52,300 412,184
#Frontken Corp. BHD 1,369,600 1,455,297
#Gamuda BHD 2,857,509 3,180,206
Gas Malaysia BHD 260,200 353,791
Genting BHD 1,171,000 757,767
Genting Malaysia BHD 1,716,400 855,715
Genting Plantations BHD 310,100 405,242
#*Greatech Technology BHD 741,400 444,299
Guan Chong BHD 1,264,000 262,571
#HAP Seng Consolidated BHD 420,300 306,904
#Hap Seng Plantations
Holdings BHD 320,300 173,397
Harn Len Corp. BHD 38,800 6,839
*Hartalega Holdings BHD 1,950,700 550,116
#Heineken Malaysia BHD 72,500 417,311
*Hengyuan Refining Co. BHD 41,600 13,827
Hextar Global BHD 197,400 37,527
#Hiap Teck Venture BHD 1,859,700 145,161
#Hibiscus Petroleum BHD 906,500 502,153
Hong Leong Bank BHD 32,400 181,600
Hong Leong Financial Group
BHD 43,500 206,136
Hong Leong Industries BHD 10,700 46,664
#Hume Cement Industries
BHD 44,100 34,978
Hup Seng Industries BHD 289,100 72,430
*IGB BHD 1,800 1,083
#IHH Healthcare BHD 278,800 619,166
IJM Corp. BHD 1,213,300 736,259
#Inari Amertron BHD 102,400 50,794
IOI Corp. BHD 596,800 649,169
IOI Properties Group BHD 708,700 740,553
#ITMAX SYSTEM BHD 63,200 77,180
*JAKS Resources BHD 1,428,600 30,576
Jaya Tiasa Holdings BHD 1,083,700 316,528
*JCY International BHD 259,500 22,542
#Karex BHD, Class F 64,000 8,299
#Kelington Group BHD 516,900 777,009
#Kenanga Investment Bank
BHD 908,600 179,592
Kerjaya Prospek Group BHD 407,300 228,699
Kim Loong Resources BHD 203,600 131,239
Kossan Rubber Industries
BHD 1,620,400 448,808
KPJ Healthcare BHD 1,262,800 1,058,825
Kretam Holdings BHD 1,500 243
KSL Holdings BHD 556,428 428,722
Kuala Lumpur Kepong BHD 199,900 1,068,080
Kumpulan Fima BHD 35,900 22,960
#Lagenda Properties BHD 683,800 249,656
Shares Value †
MALAYSIA — (Continued)
Land & General BHD 304,900 $ 11,516
#LBS Bina Group BHD 1,355,700 160,438
#Leong Hup International BHD 1,928,100 359,258
#Lianson Fleet Group BHD 8,400 3,744
Ω*Lotte Chemical Titan
Holding BHD 593,600 62,775
LPI Capital BHD 146,200 546,294
Magni-Tech Industries BHD 25,300 11,976
#Magnum BHD 957,300 308,534
Mah Sing Group BHD 1,758,200 486,975
#Malakoff Corp. BHD 1,369,900 294,917
#Malayan Banking BHD 2,210,484 6,166,980
Malayan Cement BHD 287,900 503,816
#Malayan Flour Mills BHD 994,800 140,271
Malaysia Smelting Corp. BHD 633,900 293,687
Malaysian Pacific Industries
BHD 12,800 118,025
#Malaysian Resources Corp.
BHD 2,945,600 263,298
Matrix Concepts Holdings BHD 1,668,350 567,109
Maxis BHD 852,800 749,408
#MBSB BHD 3,615,500 623,598
Mega First Corp. BHD 681,900 532,265
Mi Technovation BHD 124,600 104,160
MISC BHD 450,000 948,382
#MKH BHD 282,400 65,418
MNRB Holdings BHD 563,200 353,108
Ω#MR DIY Group M BHD 1,827,800 768,583
Muhibbah Engineering M BHD 770,100 104,710
Nationgate Holdings BHD 236,800 44,122
#Nestle Malaysia BHD 24,800 676,903
*NEXG BHD 207,900 15,443
#OCK Group BHD 1,053,100 103,414
Padini Holdings BHD 478,300 177,037
Panasonic Manufacturing
Malaysia BHD, Class A 27,200 49,311
Pantech Group Holdings BHD 485,100 79,394
#Paramount Corp. BHD 338,800 86,161
#Pecca Group BHD 275,800 102,778
#Perak Transit BHD 771,400 47,587
Petron Malaysia Refining &
Marketing BHD 71,300 79,172
Petronas Chemicals Group
BHD 853,100 1,271,649
#Petronas Dagangan BHD 119,100 605,171
Petronas Gas BHD 138,500 621,445
*Pharmaniaga BHD 206,100 12,714
Plenitude BHD 43,500 17,306
Power Root BHD 112,200 33,054
PPB Group BHD 350,800 1,017,554
Press Metal Aluminium
Holdings BHD 854,800 1,857,465
Public Bank BHD 5,203,100 6,131,313
#QL Resources BHD 812,400 777,318
#*Ranhill Utilities BHD 424,311 194,447
RGB International BHD 784,500 43,457
RHB Bank BHD 1,634,292 3,349,650
Sam Engineering & Equipment
M BHD 32,875 32,283

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
MALAYSIA — (Continued)
#Sarawak Oil Palms BHD 444,250 $ 508,961
Sarawak Plantation BHD 1,600 1,475
#Scientex BHD 776,200 738,773
SD Guthrie BHD 1,148,200 1,792,481
Sime Darby BHD 2,412,700 1,312,208
#Sime Darby Property BHD 2,397,800 857,327
#SKP Resources BHD 1,601,400 161,289
#*Solarvest Holdings BHD 313,100 214,436
#Southern Cable Group BHD 62,900 29,934
#SP Setia BHD Group 3,415,900 894,507
#Sports Toto BHD 781,931 265,796
#Sunway BHD 715,600 969,389
#Sunway Construction Group
BHD 229,100 395,149
*Sunway Healthcare Holdings
BHD 71,559 34,054
#Syarikat Takaful Malaysia
Keluarga BHD 485,300 405,690
Ta Ann Holdings BHD 373,200 510,255
Taliworks Corp. BHD 350,500 39,714
Telekom Malaysia BHD 576,530 1,085,848
Tenaga Nasional BHD 712,600 2,608,889
#Teo Seng Capital BHD 352,500 78,994
Thong Guan Industries BHD 206,500 83,193
TIME dotCom BHD 347,200 528,034
#Top Glove Corp. BHD 6,081,300 1,110,145
*Tropicana Corp. BHD 512,900 156,266
TSH Resources BHD 1,185,900 391,169
#Uchi Technologies BHD 272,300 191,978
#UEM Sunrise BHD 1,953,900 317,327
Unisem M BHD 316,100 266,633
United Plantations BHD 106,950 854,738
#UOA Development BHD 473,400 214,559
*Uzma BHD, Class A 423,600 47,997
*Vantris Energy BHD 1,185 110
#Velesto Energy BHD 7,292,600 624,319
ViTrox Corp. BHD 120,100 164,811
VS Industry BHD 5,368,681 283,878
Wasco BHD 634,100 177,225
*WCT Holdings BHD 774,700 92,656
#Wellcall Holdings BHD 329,600 102,079
#Westports Holdings BHD 473,886 680,134
#Yinson Holdings BHD 1,411,136 760,375
#YTL Corp. BHD 3,058,800 1,571,183
#YTL Power International BHD 941,560 905,643
Zetrix Ai BHD 10,426,586 2,152,789
TOTAL MALAYSIA 100,919,686
MEXICO — (1.5%)
*Alpek SAB de CV, Class A 356,609 254,546
Alsea SAB de CV 283,858 833,484
America Movil SAB de CV,
ADR 441,026 11,731,292
America Movil SAB de CV,
Class B 1,427,380 1,891,816
Arca Continental SAB de CV 243,132 2,913,780
Axtel SAB de CV 614,081 95,731
ΩBanco del Bajio SA 1,538,643 4,804,305
#Becle SAB de CV 392,335 315,221
Shares Value †
MEXICO — (Continued)
Bolsa Mexicana de Valores
SAB de CV 417,793 $ 938,794
Cemex SAB de CV,
Preference 116,347 142,511
Cemex SAB de CV,
Sponsored ADR 847,991 10,430,289
*Cia Minera Autlan SAB de
CV, Class B 62,684 26,560
Coca-Cola Femsa SAB de CV 38,142 385,428
Coca-Cola Femsa SAB de CV,
Sponsored ADR 16,045 1,629,851
Consorcio ARA SAB de CV 230,607 60,707
#*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 372,389 277,718
Corp Inmobiliaria Vesta SAB
de CV 753,765 2,676,400
Corp Inmobiliaria Vesta SAB
de CV, ADR 1,570 55,892
Corporativo Fragua SAB de
CV, Class H 242 6,799
El Puerto de Liverpool SAB
de CV 88,465 522,546
Fomento Economico Mexicano
SAB de CV 106,137 1,251,255
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 9,875 1,167,620
#GCC SAB de CV 219,388 2,585,752
#Genomma Lab Internacional
SAB de CV, Class B 1,142,896 1,075,544
Gentera SAB de CV 2,210,382 5,775,872
Gruma SAB de CV, Class B 166,443 2,881,388
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 157,546 2,085,649
#Grupo Aeroportuario del
Centro Norte SAB de CV,
Sponsored ADR 15,718 1,666,265
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 6,415 160,525
#Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 26,554 6,688,156
Grupo Aeroportuario del
Sureste SAB de CV, Class B 4,235 128,738
Grupo Aeroportuario
del Sureste SAB de CV,
Sponsored ADR 8,163 2,496,572
#Grupo Bimbo SAB de CV,
Class A 464,982 1,579,324
#Grupo Carso SAB de CV 153,127 1,161,307
#Grupo Comercial Chedraui
SA de CV 215,330 1,257,772
Grupo Financiero Banorte SAB
de CV, Class O 1,262,272 13,672,211
#Grupo Financiero Inbursa
SAB de CV, Class O 884,319 2,171,409
Grupo Herdez SAB de CV 127,732 485,341
*Grupo Industrial Saltillo SAB
de CV 25,377 18,114

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
MEXICO — (Continued)
Grupo Mexico SAB de CV,
Class B 1,262,661 $ 13,786,020
*Grupo Nutrisa SAB de CV 127,732 28,665
#*Grupo Rotoplas SAB de CV 57,584 42,123
Grupo Televisa SAB 1,015,416 577,521
*Industrias Penoles SAB de
CV 144,296 7,256,823
Kimberly-Clark de Mexico SAB
de CV, Class A 1,049,779 2,367,877
KUO SAB De CV, Class B 100 331
La Comer SAB de CV 483,713 1,096,585
Megacable Holdings SAB de
CV 1,048,318 3,660,613
*Minera Frisco SAB de CV 4,300 2,320
Ω*Nemak SAB de CV 1,141,266 214,411
*Ollamani SAB, Class A 10,583 46,533
Operadora De Sites
Mexicanos SAB de CV, Class
A 177,235 167,802
*Orbia Advance Corp. SAB
de CV 833,797 995,586
Organizacion Soriana SAB de
CV, Class B 300 574
*Promotora de Hoteles Norte
19 SAB De CV, Class L 16,200 5,643
Promotora y Operadora de
Infraestructura SAB de CV 194,333 3,069,467
#Promotora y Operadora de
Infraestructura SAB de CV,
Class L 205 2,341
#Qualitas Controladora SAB
de CV 324,343 3,226,576
Regional SAB de CV 508,350 4,273,020
*Vista Energy SAB de CV,
Sponsored ADR 9,131 678,616
Wal-Mart de Mexico SAB de
CV 1,069,940 3,364,641
TOTAL MEXICO 133,166,572
PERU — (0.1%)
Cementos Pacasmayo SAA,
ADR 1,755 18,691
Credicorp, Ltd. 16,683 5,408,128
Intercorp Financial Services,
Inc. 2,415 107,661
TOTAL PERU 5,534,480
PHILIPPINES — (0.3%)
Aboitiz Equity Ventures, Inc. 616,070 291,625
Aboitiz Power Corp. 384,700 284,731
ACEN Corp. 8,289,000 382,932
Alliance Global Group, Inc. 2,059,800 286,814
Apex Mining Co., Inc. 3,219,000 855,607
Asia United Bank Corp. 24,460 16,850
*Atlas Consolidated Mining &
Development Corp. 76,000 9,346
Ayala Corp. 72,280 549,787
Ayala Land, Inc. 2,556,800 628,023
Bank of the Philippine Islands 563,964 821,062
BDO Unibank, Inc. 1,648,878 3,063,064
Shares Value †
PHILIPPINES — (Continued)
*Bloomberry Resorts Corp. 3,522,000 $ 115,156
*Cebu Air, Inc., Class A 281,500 149,736
Century Pacific Food, Inc. 938,100 434,906
China Banking Corp. 486,170 475,296
Converge Information and
Communications Technology
Solutions, Inc. 2,375,600 490,771
D&L Industries, Inc. 1,303,300 75,898
DigiPlus Interactive Corp. 1,170,500 258,567
*DITO CME Holdings Corp. 545,000 8,865
DMCI Holdings, Inc. 3,063,600 477,917
*DoubleDragon Corp. 566,100 88,403
East West Banking Corp. 475,400 108,729
Emperador, Inc. 99,800 24,709
First Philippine Holdings Corp. 8,720 11,419
Ginebra San Miguel, Inc.,
Class A 28,810 129,628
*Global Ferronickel Holdings,
Inc. 96,000 3,264
Globe Telecom, Inc. 19,920 533,684
GT Capital Holdings, Inc. 71,810 552,519
International Container
Terminal Services, Inc. 425,170 4,910,463
JG Summit Holdings, Inc. 1,230,070 542,251
Jollibee Foods Corp. 175,250 453,270
Keepers Holdings, Inc. (The),
Class A 1,477,000 44,688
LT Group, Inc. 1,737,000 423,831
Manila Electric Co. 57,290 607,614
Manila Water Co., Inc. 877,100 627,774
Megaworld Corp. 9,588,000 324,409
Metropolitan Bank & Trust Co. 763,790 832,435
ΩMonde Nissin Corp. 1,135,000 125,547
Nickel Asia Corp. 3,589,000 293,075
Oceanagold Philippines, Inc. 17,500 9,536
Petron Corp. 853,000 40,794
Philex Mining Corp. 1,775,900 271,549
Philippine National Bank 361,370 338,004
Philippine Seven Corp. 56,660 31,291
*Philweb Corp. 74,300 13,295
PLDT, Inc. 32,180 654,331
#PLDT, Inc., Sponsored ADR 11,049 223,632
Puregold Price Club, Inc. 1,178,800 822,619
Rizal Commercial Banking
Corp. 3,700 1,384
Robinsons Land Corp. 1,663,700 469,273
Robinsons Retail Holdings,
Inc. 400,240 307,301
San Miguel Corp. 343,620 402,171
Security Bank Corp. 321,750 339,937
Semirara Mining & Power
Corp., Class A 852,200 360,426
Shakey's Pizza Asia Ventures,
Inc. 4,200 417
SM Investments Corp. 14,650 144,415
SM Prime Holdings, Inc. 955,400 295,284
STI Education Systems
Holdings, Inc. 1,358,000 30,043

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
PHILIPPINES — (Continued)
Synergy Grid & Development
Phils, Inc. 910,200 $ 337,577
Union Bank of the Philippines 221,210 93,738
Universal Robina Corp. 205,640 204,051
Vista Land & Lifescapes, Inc.,
Class A 522,000 8,491
Wilcon Depot, Inc. 542,400 54,703
TOTAL PHILIPPINES 25,768,927
POLAND — (1.1%)
AB SA 13,389 464,819
*Action SA 12,076 99,818
Agora SA 14,977 35,158
Alior Bank SA 143,891 4,906,186
Ω*Allegro.eu SA 174,900 1,433,405
AmRest Holdings SE 14,448 44,506
Apator SA 11,691 82,141
*Arctic Paper SA 26,057 47,384
ASBISc Enterprises PLC 24,385 431,679
Asseco Poland SA 50,801 2,548,168
Asseco South Eastern Europe
SA 6,603 110,250
Auto Partner SA 56,825 336,623
Bank Handlowy w Warszawie
SA 31,129 981,197
*Bank Millennium SA 390,934 1,922,679
*Bank Ochrony Srodowiska SA 5,707 15,882
Bank Polska Kasa Opieki SA 102,080 6,364,882
*Benefit Systems SA 1,607 1,771,092
BNPP Bank Polska SA 4,611 188,028
*Boryszew SA 55,015 74,578
Budimex SA 7,400 1,341,599
#*Bumech SA 5,423 30,601
CD Projekt SA 12,238 929,298
*Celon Pharma SA 7,845 45,932
*Cognor Holding SA 124,142 174,272
#Cyber Folks SA 7,648 381,409
#*Cyfrowy Polsat SA 288,692 1,193,537
#*Datawalk SA 3,041 106,578
Develia SA 392,477 1,135,452
Ω*Dino Polska SA 166,866 1,473,997
Dom Development SA 7,898 563,614
Echo Investment SA 256 363
#Elektrotim SA 4,969 78,860
Enea SA 449,646 2,725,578
Erbud SA 16 117
Erste Bank Polska SA 9,864 1,674,168
#*Eurocash SA 109,055 158,652
*Fabryki Mebli Forte SA 12 66
Ferro SA, Class A 11,872 93,552
*Globe Trade Centre SA 60 45
#*Grupa Azoty SA 61,401 309,424
#Grupa Kety SA 9,807 2,991,224
Grupa Pracuj SA Poland 2,956 36,081
Ω*HUUUGE, Inc. 22,180 137,808
ING Bank Slaski SA 12,610 1,362,661
#Inter Cars SA 4,617 940,090
*KGHM Polska Miedz SA 75,428 6,292,941
LPP SA 557 3,357,899
Shares Value †
POLAND — (Continued)
#*Lubawa SA 16,786 $ 37,463
#*Lubelski Wegiel Bogdanka
SA 14,809 103,027
*mBank SA 10,754 3,382,292
*Medicalgorithmics SA 1,482 10,780
#Mirbud SA 69,388 211,257
Mo-BRUK SA 2,810 274,853
#*Modivo SA 47,180 1,032,672
#*Mostostal Zabrze SA 49,455 89,661
Neuca SA 1,144 223,795
NEWAG SA 389 11,961
Orange Polska SA 546,359 2,239,238
ORLEN SA 401,470 14,703,090
PCC Rokita SA, Class B 3,031 58,793
Pepco Group NV 130,178 1,156,731
*PGE Polska Grupa
Energetyczna SA 1,474,003 4,325,269
*PKP Cargo SA 52,910 208,030
PlayWay SA 1,437 96,608
*Polimex-Mostostal SA 58,816 129,238
Powszechna Kasa
Oszczednosci Bank Polski SA 311,608 8,125,470
Powszechny Zaklad
Ubezpieczen SA 259,609 4,549,273
#Rainbow Tours SA 2,142 79,143
*Syn2bio SA 6,024 48,134
Synektik SA 6,024 476,688
*Tauron Polska Energia SA 1,586,820 4,138,656
TEN Square Games SA 4,808 142,277
Torpol SA 16,220 320,878
*Toya SA 13,517 35,195
Unimot SA, Class F 3,871 167,451
Votum SA 12,876 176,320
Voxel SA 1,813 49,903
*VRG SA 49,625 71,920
Warsaw Stock Exchange 11,583 239,837
Wirtualna Polska Holding SA 4,063 64,929
ΩXTB SA 83,963 2,359,681
#*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 4,708 96,381
*Zespol Elektrowni Patnow
Adamow Konin SA, Class A 24,398 123,287
TOTAL POLAND 98,954,474
QATAR — (0.5%)
Aamal Co. 2,288,158 487,671
Ahli Bank QSC 81,682 84,150
Al Khaleej Takaful Group QSC 413,176 287,895
Al Meera Consumer Goods
Co. QSC 91,634 341,016
Al Rayan Bank 3,708,908 2,205,379
*Baladna 2,193,613 777,796
Barwa Real Estate Co. 2,200,345 1,423,184
Commercial Bank PSQC (The) 1,500,058 1,773,620
*Dlala Brokerage &
Investments Holding Co. QSC 200,967 62,978
Doha Bank QPSC 3,277,913 2,430,751
Doha Insurance Co. QSC 200,359 162,334
Dukhan Bank 314,361 299,338

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
QATAR — (Continued)
*Estithmar Holding QPSC 1,777,994 $ 1,926,445
Gulf International Services
QSC 2,478,182 1,414,354
Gulf Warehousing Co. 607,101 365,161
Industries Qatar QSC 109,845 360,519
Lesha Bank LLC 1,617,409 859,568
Mannai Corp. QSC 169,090 240,562
*Mazaya Real Estate
Development QPSC 1,211,311 189,631
Medicare Group 277,990 421,070
Meeza QSTP LLC 47,143 41,951
Mesaieed Petrochemical
Holding Co. 2,595,147 845,330
Nebras Energy 161,360 649,251
Ooredoo QPSC 612,526 2,304,753
Qatar Aluminum Manufacturing
Co. 3,845,975 1,708,031
Qatar Fuel QSC 227,529 895,493
Qatar Gas Transport Co., Ltd. 1,798,219 2,113,808
Qatar Industrial Manufacturing
Co. QSC 329,376 201,280
Qatar Insurance Co. SAQ 1,017,987 641,100
Qatar International Islamic
Bank QSC 316,285 982,473
Qatar Islamic Bank QPSC 244,928 1,494,727
Qatar Islamic Insurance Group 72,566 169,646
Qatar National Bank QPSC 3,072,779 14,642,328
Qatar National Cement Co.
QSC 440,350 339,484
QLM Life & Medical Insurance
Co. WLL 112,992 69,235
Salam International
Investment, Ltd. QSC 1,419,470 303,309
United Development Co. QSC 2,584,117 603,268
Vodafone Qatar PQSC 2,541,184 1,859,999
*Widam Food Co. 160,743 67,105
Zad Holding Co. 52,562 211,201
TOTAL QATAR 46,257,194
SAUDI ARABIA — (2.4%)
Abdullah Al Othaim Markets
Co. 118,050 193,261
*ACWA Power Co. 25,342 1,136,522
Ades Holding Co. 441,426 2,306,879
*Advanced Building Industries
Co. 20,992 221,646
*Advanced Petrochemical Co. 137,331 1,013,551
*AFG International Co 42,864 184,119
Al Babtain Power &
Telecommunication Co. 108,751 1,929,711
Al Hammadi Holding 112,861 792,630
Al Hassan Ghazi Ibrahim
Shaker Co. 38,222 161,734
Al Jouf Agricultural
Development Co. 17,790 229,389
*Al Jouf Cement Co. 38,324 51,398
*Al Khaleej Training and
Education Co. 38,004 167,195
Al Masane Al Kobra Mining
Co. 53,518 1,161,543
Shares Value †
SAUDI ARABIA — (Continued)
Al Rajhi Bank 1,344,474 $ 24,573,708
Al Taiseer Group TALCO
Industrial Co. 12,103 113,334
*Al Yamamah Steel Industries
Co. 33,274 371,909
Alamar Foods 11,282 137,652
Alandalus Property Co. 27,690 110,228
Alaseel Co. 223,614 221,796
Al-Dawaa Medical Services
Co. 56,426 704,103
Aldrees Petroleum and
Transport Services Co. 64,086 2,050,479
Alinma Bank 1,064,806 6,904,701
AlJazira Takaful Ta'awuni Co. 32,162 97,588
AlKhorayef Water & Power
Technologies Co. 18,265 613,622
*Allianz Saudi Fransi
Cooperative Insurance Co. 33,199 78,693
Almarai Co. JSC 344,281 3,798,520
Almawarid Manpower Co. 9,046 206,342
Almunajem Foods Co. 953 13,874
Alujain Corp. 16,834 135,193
*Anaam International Holding
Group Co. 14,578 43,378
Arab National Bank 394,928 2,270,270
*Arabia Insurance Cooperative
Co. 33,771 74,557
Arabian Cement Co. 69,680 440,690
ΩArabian Centres Co. 196,162 917,916
*Arabian Drilling Co. 53,754 1,302,823
Arabian Internet &
Communications Services Co. 7,708 456,253
Arabian Pipes Co. 339,851 657,864
*Arabian Shield Cooperative
Insurance Co. 13,736 40,873
Arriyadh Development Co. 134,512 648,082
*ARTEX Industrial Investment
Co. 20,906 57,303
*Ash-Sharqiyah Development
Co. 13,572 45,379
Astra Industrial Group Co. 27,763 1,043,750
Ataa Educational Co. 8,048 120,811
*BAAN Holding Group Co. 205,861 107,033
Banan Real Estate Co. 21,428 19,426
Bank AlBilad 558,934 3,734,672
Bank Al-Jazira 762,063 2,389,511
Banque Saudi Fransi 613,449 3,158,432
Basic Chemical Industries, Ltd. 15,018 103,470
*Bawan Co. 52,269 609,584
BinDawood Holding Co. 359,983 502,949
Bupa Arabia for Cooperative
Insurance Co. 32,479 1,580,434
Catrion Catering Holding Co. 47,196 885,908
*Chubb Arabia Cooperative
Insurance Co. 20,101 99,259
City Cement Co. 89,766 299,180
Co. for Cooperative Insurance
(The) 65,777 2,283,473
Dallah Healthcare Co. 23,371 774,568

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
*Dar Al Arkan Real Estate
Development Co. 810,014 $ 3,822,756
Dr Soliman Abdel Kader
Fakeeh Hospital Co. 6,985 67,680
Dr. Sulaiman Al Habib Medical
Services Group Co. 41,985 2,713,549
East Pipes Integrated Co. for
Industry 23,612 1,246,547
Eastern Province Cement Co. 72,401 452,494
Electrical Industries Co. 975,982 4,725,725
Elm Co. 1,999 312,336
*Emaar Economic City 213,289 629,545
Etihad Etisalat Co. 534,035 9,255,372
Etihad GO Telecom Co. 30,153 775,030
First Milling Co. 30,387 442,376
Fitaihi Holding Group 69,136 48,850
Gulf Insurance Group 38,338 255,144
*Gulf Union Cooperative
Insurance Co. 30,714 91,147
*Halwani Brothers Co. 6,174 52,217
*Herfy Food Services Co. 21,475 85,660
*Jabal Omar Development Co. 9,924 41,860
Jamjoom Pharmaceuticals
Factory Co. 8,602 356,419
Jarir Marketing Co. 289,160 1,160,341
*Jazan Development and
Investment Co. 12,249 28,446
*L'Azurde Co. for Jewelry 42,265 127,680
Leejam Sports Co. JSC 27,019 574,167
*Liva Insurance Co., Class H 35,083 95,132
*Lumi Rental Co. 30,977 323,935
Maharah Human Resources
Co. 185,929 299,430
*Malath Cooperative Insurance
Co. 10,579 25,217
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 110,721 409,761
Middle East Healthcare Co. 123,095 1,211,750
*Middle East Paper Co. 9,640 44,955
Middle East Pharmaceutical
Co. 1,442 39,409
Middle East Specialized
Cables Co. 54,003 452,125
Mobile Telecommunications
Co. Saudi Arabia 889,599 2,782,295
Modern Mills Co. 5,405 41,044
Mouwasat Medical Services
Co. 46,000 834,022
Nahdi Medical Co. 22,083 618,242
*Najran Cement Co. 73,725 118,927
*Nama Chemicals Co. 10,225 51,091
*National Agriculture
Development Co. (The) 202,078 863,701
National Co. for Glass
Industries (The) 21,315 215,963
National Co. for Learning &
Education 10,618 333,785
Shares Value †
SAUDI ARABIA — (Continued)
National Gas &
Industrialization Co. 7,685 $ 167,921
*National Gypsum 4,627 18,395
*National Industrialization Co. 485,446 1,353,890
National Medical Care Co. 22,879 724,710
*National Metal Manufacturing
& Casting Co., Class A 22,420 74,783
Northern Region Cement Co. 98,542 184,972
*Perfect Presentation For
Commercial Services Co. 58,607 109,541
Power & Water Utility Co. for
Jubail & Yanbu 76,838 699,030
Qassim Cement Co. (The) 71,170 826,601
*Rabigh Refining &
Petrochemical Co. 283,815 1,122,244
*Rasan Information
Technology Co. 8,673 326,986
*Red Sea International Co. 9,959 65,190
Retal Urban Development Co.,
Class A 181,683 717,431
Riyad Bank 1,015,849 5,620,282
Riyadh Cables Group Co. 21,307 752,179
Riyadh Cement Co. 82,750 528,868
SABIC Agri-Nutrients Co. 125,120 4,860,681
Sahara International
Petrochemical Co. 220,068 941,766
SAL Saudi Logistics Services 20,640 904,737
*Saudi Arabian Amiantit Co. 38,692 159,699
*Saudi Arabian Mining Co. 302,190 5,285,606
ΩSaudi Arabian Oil Co. 2,453,464 18,159,755
Saudi Aramco Base Oil Co. 31,358 1,054,324
*Saudi Automotive Services
Co. 49,865 677,409
Saudi Awwal Bank 427,756 3,882,366
Saudi Basic Industries Corp. 79,013 1,290,374
Saudi Cement Co. 126,431 1,148,178
Saudi Ceramic Co. 100,125 822,250
Saudi Chemical Co. Holding 1,054,049 2,355,134
Saudi Co. For Hardware CJSC 24,778 163,777
*Saudi Darb Investment Co. 93,543 54,372
Saudi Energy Co. 291,294 1,377,831
Saudi Ground Services Co. 84,894 716,636
Saudi Industrial Investment
Group 213,542 794,270
Saudi Investment Bank (The) 347,791 1,228,698
*Saudi Kayan Petrochemical
Co. 1,377,406 2,199,883
Saudi Manpower Solutions Co. 3,795 5,656
*Saudi Marketing Co. 14,943 52,154
Saudi National Bank (The) 1,114,008 11,667,307
*Saudi Paper Manufacturing
Co. 17,637 272,984
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 71,255 596,562
*Saudi Public Transport Co. 149,738 454,744
*Saudi Real Estate Co. 98,941 364,054
*Saudi Reinsurance Co. 144,213 1,020,507

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
*Saudi Research & Media
Group 27,948 $ 573,789
Saudi Steel Pipe Co. 30,801 472,219
Saudi Tadawul Group Holding
Co. 6,798 239,983
Saudi Telecom Co. 1,168,585 13,566,242
Saudia Dairy & Foodstuff Co. 13,071 717,938
*Savola Group (The) 112,764 812,995
Scientific & Medical Equipment
House Co. 14,677 120,531
*Seera Group Holding 339,085 1,933,883
*Sinad Holding Co. 67,775 157,217
Southern Province Cement Co. 65,786 369,756
Sumou Real Estate Co. 18,454 148,203
Sustained Infrastructure
Holding Co. 78,681 724,608
Tabuk Cement Co. 42,699 91,079
*Takween Advanced Industries
Co. 27,503 38,572
Tanmiah Food Co. 8,233 143,564
Theeb Rent A Car Co. 59,972 459,244
*Umm Al-Qura Cement Co. 33,631 127,332
United Electronics Co. 50,051 1,074,285
United International
Transportation Co. 111,172 1,230,732
United Wire Factories Co. 7,376 34,161
*Wafrah for Industry and
Development 9,743 57,151
*Walaa Cooperative Insurance
Co. 66,646 172,368
*Wataniya Insurance Co. 27,195 98,034
Yamama Cement Co. 141,019 999,409
Yanbu Cement Co. 47,508 192,413
Yanbu National Petrochemical
Co. 118,068 1,156,597
Zahrat Al Waha For Trading
Co. 70,164 48,828
TOTAL SAUDI ARABIA 211,941,163
SOUTH AFRICA — (2.9%)
Absa Group, Ltd. 702,937 9,808,286
Advtech, Ltd. 543,776 1,388,745
AECI, Ltd. 208,839 1,381,839
Afrimat, Ltd. 127,243 247,781
Alexander Forbes Group
Holdings, Ltd. 9,907 4,467
Altron, Ltd., Class A 145,275 195,730
Anglogold Ashanti PLC 112,645 10,558,216
Anglogold Ashanti PLC 1,362 126,530
Argent Industrial, Ltd. 28,578 61,588
Aspen Pharmacare Holdings,
Ltd. 117,323 976,521
Astral Foods, Ltd. 75,519 1,106,647
AVI, Ltd. 359,189 2,144,380
Bell Equipment, Ltd. 14,090 35,436
Bid Corp., Ltd. 162,601 3,968,730
Bidvest Group, Ltd. 253,503 3,541,604
Blu Label Unlimited Group,
Ltd. 898,297 476,582
Capitec Bank Holdings, Ltd. 19,601 5,076,506
Shares Value †
SOUTH AFRICA — (Continued)
Cashbuild, Ltd., Class A 7,099 $ 54,709
City Lodge Hotels, Ltd. 378,153 97,142
Clicks Group, Ltd. 192,622 3,030,624
Coronation Fund Managers,
Ltd. 278,905 743,190
DataTec, Ltd. 442,432 1,896,099
ΩDis-Chem Pharmacies, Ltd. 567,939 1,241,304
Discovery, Ltd. 257,963 3,991,784
DRDGOLD, Ltd. 242,259 659,177
DRDGOLD, Ltd., ADR 22,228 603,712
Famous Brands, Ltd. 81,640 261,297
FirstRand, Ltd. 2,060,327 10,885,189
Foschini Group, Ltd. 375,995 1,574,676
Gold Fields, Ltd. 5,939 253,208
Gold Fields, Ltd., Sponsored
ADR 491,824 20,892,684
Grindrod, Ltd. 961,304 1,292,292
Harmony Gold Mining Co., Ltd. 159,021 2,508,342
#Harmony Gold Mining Co.,
Ltd., Sponsored ADR 406,997 6,418,343
Hudaco Industries, Ltd. 39,817 458,849
Impala Platinum Holdings, Ltd. 327,236 4,551,128
Investec, Ltd. 198,301 1,645,780
Invicta Holdings, Ltd. 144 319
*iOCO, Ltd. 374,672 94,678
Italtile, Ltd. 450,410 242,466
JSE, Ltd. 79,454 749,580
*KAP, Ltd. 2,168,630 315,555
Kumba Iron Ore, Ltd. 84,469 1,580,531
Lewis Group, Ltd. 68,469 348,495
Libstar Holdings, Ltd. 4,326 1,267
Life Healthcare Group
Holdings, Ltd. 1,896,032 1,405,561
Merafe Resources, Ltd. 1,408,571 96,997
*Metair Investments, Ltd.,
Class H 80,092 24,891
Momentum Group, Ltd. 2,496,263 5,657,698
Motus Holdings, Ltd. 343,397 2,291,301
Mpact, Ltd. 292 379
Mr. Price Group, Ltd. 306,579 2,863,852
MTN Group, Ltd. 1,281,774 16,041,363
*Nampak, Ltd. 8,552 252,719
Nedbank Group, Ltd. 495,136 7,920,397
*NEPI Rockcastle NV 349,673 2,952,329
Netcare, Ltd. 2,292,054 2,373,031
Ninety One, Ltd. 288,198 806,954
Northam Platinum Holdings,
Ltd. 398,740 7,640,527
Oceana Group, Ltd. 124,329 416,912
Old Mutual, Ltd. 8,228,083 6,695,787
Omnia Holdings, Ltd. 297,543 1,718,979
OUTsurance Group, Ltd. 508,673 2,155,616
ΩPepkor Holdings, Ltd. 3,780,820 4,973,929
*Pick n Pay Stores, Ltd. 807,516 952,579
PPC, Ltd. 2,248,769 818,713
#Premier Group, Ltd. 25,846 281,873
PSG Financial Services, Ltd. 602,073 1,018,477
#*Purple Group, Ltd. 181,320 20,304
Rainbow Chicken 404 150

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
SOUTH AFRICA — (Continued)
Raubex Group, Ltd. 344,713 $ 1,058,496
RCL Foods, Ltd. 404 205
Reunert, Ltd. 252,567 1,055,337
Sanlam, Ltd. 1,191,414 6,104,748
Santam, Ltd. 50,841 1,214,400
*Sasol, Ltd. 362,647 4,994,539
Shoprite Holdings, Ltd. 323,360 5,436,320
Sibanye Stillwater, Ltd. 2,751,890 8,184,813
Sibanye Stillwater, Ltd., ADR 153,878 1,849,614
Southern Sun, Ltd. 1,060,001 638,539
#*SPAR Group, Ltd. (The) 240,490 930,423
Spur Corp., Ltd. 27,516 69,202
Stadio Holdings, Ltd. 130,897 92,882
Standard Bank Group, Ltd. 800,937 15,370,796
Sun International, Ltd. 311,111 878,935
Super Group, Ltd. 671,141 638,991
Telkom SA SOC, Ltd. 713,956 2,569,387
Thungela Resources, Ltd. 200,868 1,747,070
Tiger Brands, Ltd. 209,614 3,640,004
Truworths International, Ltd. 381,472 1,182,563
Tsogo Sun, Ltd. 186,591 78,212
Valterra Platinum, Ltd. 69,008 5,516,508
Vodacom Group, Ltd. 448,817 3,797,744
We Buy Cars Holdings, Ltd. 157,480 358,338
Wilson Bayly Holmes-Ovcon,
Ltd. 62,871 646,555
Woolworths Holdings, Ltd. 1,046,944 3,271,230
Zeda, Ltd. 310,446 269,549
TOTAL SOUTH AFRICA 248,468,726
TAIWAN — (25.3%)
#104 Corp. 15,000 104,625
91APP, Inc. 80,000 165,381
#ABC Taiwan Electronics
Corp. 294,950 276,942
#Ability Enterprise Co., Ltd. 366,625 907,175
#Ability Opto-Electronics
Technology Co., Ltd. 15,000 51,129
Ablerex Electronics Co., Ltd. 17,000 36,431
Abnova Corp. 31,000 21,133
#AcBel Polytech, Inc. 1,924,723 2,876,348
Accton Technology Corp. 277,000 19,932,775
Acer Cyber Security, Inc. 16,736 87,947
#Acer E-Enabling Service
Business, Inc. 17,000 104,089
#Acer, Inc. 1,940,000 1,689,911
#ACES Electronic Co., Ltd. 429,000 1,179,312
*Acme Electronics Corp. 97,000 87,251
*Acon Holding, Inc. 461,000 101,702
Acter Group Corp., Ltd. 114,000 2,968,328
Action Electronics Co., Ltd. 224,000 89,785
#Actron Technology Corp. 98,968 424,802
#ADATA Technology Co., Ltd. 728,343 10,022,489
#Addcn Technology Co., Ltd. 48,893 238,412
#*Adimmune Corp. 441,000 246,357
Adlink Technology, Inc. 101,000 239,076
#Advanced Ceramic X Corp. 33,000 178,100
#Advanced Energy Solution
Holding Co., Ltd. 30,000 1,046,253
Shares Value †
TAIWAN — (Continued)
#Advanced International
Multitech Co., Ltd. 199,000 $ 369,932
#*Advanced Optoelectronic
Technology, Inc. 145,000 121,503
#Advanced Power Electronics
Corp. 159,000 594,660
#Advanced Wireless
Semiconductor Co. 139,000 631,728
#Advancetek Enterprise Co.,
Ltd. 243,000 200,937
Advantech Co., Ltd. 293,896 3,334,615
#Aero Win Technology Corp. 48,000 53,174
Aerospace Industrial
Development Corp. 155,000 229,679
#AIC, Inc. 38,337 808,254
#Airoha Technology Corp. 45,000 782,559
Airtac International Group 90,000 4,132,936
Alchip Technologies, Ltd. 41,000 5,350,724
#Alexander Marine Co., Ltd. 19,544 103,936
*Algoltek, Inc. 39,000 59,021
*ALI Corp. 49,400 36,639
All Ring Tech Co., Ltd., Class
A 72,313 2,761,563
#Allied Supreme Corp. 61,000 426,439
Allis Electric Co., Ltd. 180,448 626,467
Alltek Technology Corp. 268,000 441,528
Alltop Technology Co., Ltd. 72,000 749,893
Alpha Networks, Inc. 348,000 369,038
#Altek Corp. 1,021,624 1,299,419
#Amazing Microelectronic
Corp. 97,443 238,037
AMPACS Corp. 101,000 94,674
Ampak Technology, Inc. 59,000 116,754
Ampire Co., Ltd. 120,000 95,630
Ample Electronic Technology
Co., Ltd. 30,450 231,610
#AMPOC Far-East Co., Ltd. 111,884 434,336
#AmTRAN Technology Co.,
Ltd. 626,294 832,173
*Amulaire Thermal
Technology, Inc. 56,000 52,669
#Analog Integrations Corp. 17,000 226,420
#Anderson Industrial Corp. 431,000 391,762
*Andes Technology Corp. 2,000 14,423
#*Anji Technology Co., Ltd. 160,037 168,702
#Anpec Electronics Corp. 68,000 505,421
Aopen, Inc. 35,000 53,575
#Apac Opto Electronics, Inc. 40,000 270,164
#Apacer Technology, Inc. 272,000 1,888,621
#APAQ Technology Co., Ltd. 30,000 152,914
Apex Biotechnology Corp. 85,000 76,591
#Apex Dynamics, Inc. 9,000 217,015
#*Apex International Co., Ltd. 529,641 872,580
Apex Science & Engineering 145,370 48,863
ARBOR Technology Corp. 68,000 111,815
#Arcadyan Technology Corp. 248,000 1,244,520
Ardentec Corp. 1,201,000 7,391,469
Ares International Corp. 26,000 43,163
#Argosy Research, Inc. 94,000 493,964

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#Arizon RFID Technology
Cayman Co., Ltd. 29,000 $ 92,900
ASE Technology Holding Co.,
Ltd. 1,788,000 26,974,199
#ASE Technology Holding Co.,
Ltd., ADR 209,500 6,580,395
#Asia Electronic Material Co.,
Ltd. 44,000 60,964
Asia Metal Industries, Inc. 12,000 144,676
#Asia Optical Co., Inc. 410,000 1,792,201
#Asia Polymer Corp. 459,000 218,023
#Asia Tech Image, Inc. 86,000 195,155
Asia Vital Components Co.,
Ltd. 203,788 18,234,120
ASIX Electronics Corp. 52,000 169,042
ASMedia Technology, Inc. 22,000 947,782
#*ASolid Technology Co., Ltd. 52,000 143,767
ASPEED Technology, Inc. 16,000 8,319,525
#ASROCK, Inc. 66,000 490,555
#Asustek Computer, Inc. 271,000 4,969,338
#ATE Energy International
Co., Ltd. 134,630 101,553
Aten International Co., Ltd. 102,000 222,771
#*AUO Corp. 3,699,800 2,008,444
AURAS Technology Co., Ltd. 26,000 935,473
#Aurona Industries, Inc. 64,000 162,199
Aurora Corp., Class A 33,000 59,471
#Avalue Technology, Inc. 83,000 237,596
Avermedia Technologies 140,000 208,335
Axiomtek Co., Ltd. 109,072 371,784
#Azurewave Technologies,
Inc. 207,000 395,910
#Bafang Yunji International
Co., Ltd. 46,000 257,697
Bank of Kaohsiung Co., Ltd. 929,537 347,647
#Baotek Industrial Materials,
Ltd. 131,000 475,469
Basso Industry Corp. 128,000 131,294
#BenQ Materials Corp. 183,000 149,302
#*BES Engineering Corp. 2,789,596 1,148,960
*Best Precision Industrial Co.,
Ltd. 19,000 74,958
*Billion Electric Co., Ltd. 88,000 51,659
#*Bin Chuan Enterprise Co.,
Ltd. 146,000 266,338
#B'in Live Co., Ltd. 43,000 99,342
*Bionime Corp. 44,191 86,612
#*Biostar Microtech
International Corp. 287,000 384,514
Bioteque Corp. 70,000 255,172
Bizlink Holding, Inc. 159,099 13,909,143
Bon Fame Co., Ltd. 36,000 62,377
#Bonny Worldwide, Ltd. 21,000 97,098
#Bora Pharmaceuticals Co.,
Ltd. 58,309 750,843
Brave C&H Supply Co., Ltd. 37,000 88,049
Bright Led Electronics Corp. 79,000 78,665
#Brightek Optoelectronic Co.,
Ltd. 119,000 159,433
Shares Value †
TAIWAN — (Continued)
Brighton-Best International
Taiwan, Inc. 374,000 $ 397,791
Brillian Network & Automation
Integrated System Co., Ltd. 52,899 737,943
#Brogent Technologies, Inc. 56,109 164,868
C Sun Manufacturing, Ltd. 165,000 3,171,424
#*Calin Technology Co., Ltd. 122,000 111,663
Calitech Co., Ltd. 19,000 57,807
*Caliway Biopharmaceuticals
Co., Ltd. 103,000 338,083
*Cameo Communications, Inc. 321,000 89,661
Capital Futures Corp. 150,670 267,249
#Capital Securities Corp. 2,461,000 2,178,701
*Career Technology MFG.
Co., Ltd. 530,089 300,308
Castles Technology Co., Ltd. 40,412 60,775
Caswell, Inc. 62,000 158,500
#Cathay Chemical Works 67,000 97,906
#Cathay Consolidated, Inc. 76,000 220,676
#Cathay Financial Holding
Co., Ltd. 4,577,135 11,152,293
Cathay Real Estate
Development Co., Ltd. 746,000 545,058
*CCP Contact Probes Co., Ltd. 123,473 1,083,353
#Celxpert Energy Corp. 264,747 281,170
Cenra, Inc. 126,000 126,062
#Central Reinsurance Co., Ltd. 570,000 542,395
#Century Iron & Steel
Industrial Co., Ltd. 253,000 806,483
Chain Chon Industrial Co., Ltd. 174,000 53,873
*ChainQui Construction
Development Co., Ltd. 81,000 34,512
Chaintech Technology Corp. 32,000 30,602
Champion Building Materials
Co., Ltd. 213,200 57,868
*Champion Microelectronic
Corp. 43,000 72,335
Chang Hwa Commercial Bank,
Ltd. 2,700,230 1,802,454
#Chang Wah Technology Co.,
Ltd. 411,500 670,151
#Channel Well Technology
Co., Ltd. 420,000 735,691
#Chant Sincere Co., Ltd. 72,000 196,563
#Charoen Pokphand
Enterprise 262,600 1,147,883
Chateau International
Development Co., Ltd. 10,481 7,707
CHC Healthcare Group 143,000 131,110
CHC Resources Corp. 85,000 187,252
Chen Full International Co.,
Ltd. 141,000 279,913
Chenbro Micom Co., Ltd. 85,000 3,031,451
Cheng Fwa Industrial Co., Ltd. 105,000 58,656
Cheng Loong Corp. 696,000 386,612
#*Cheng Mei Materials
Technology Corp. 593,893 731,014
Cheng Shin Rubber Industry
Co., Ltd. 1,736,000 1,709,454

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#Cheng Uei Precision Industry
Co., Ltd. 411,000 $ 479,951
#Chenming Electronic
Technology Corp. 197,000 649,734
Chia Chang Co., Ltd. 19,000 22,727
#Chicony Electronics Co., Ltd. 679,000 2,646,610
#Chicony Power Technology
Co., Ltd. 191,000 488,283
#Chief Telecom, Inc. 47,600 511,537
#Chieftek Precision Co., Ltd. 53,000 240,038
Chien Shing Harbour Service
Co., Ltd. 63,000 83,909
*Chien Shing Stainless Steel
Co., Ltd., Class A 120,974 42,190
Chime Ball Technology Co.,
Ltd. 45,000 103,394
#China Airlines, Ltd. 3,927,000 2,218,539
#China Bills Finance Corp. 940,000 498,414
China Container Terminal
Corp. 111,000 78,474
China Ecotek Corp. 35,000 56,226
#China Fineblanking
Technology Co., Ltd. 41,000 28,080
#China General Plastics Corp. 516,000 241,841
#China Glaze Co., Ltd. 155,000 125,724
*China Man-Made Fiber Corp. 1,755,000 362,804
China Metal Products 263,000 173,067
#China Motor Corp. 395,000 674,446
#China Steel Chemical Corp. 199,000 491,777
#China Steel Corp. 7,326,000 4,335,322
China Steel Structure Co., Ltd. 100,000 134,924
#China Wire & Cable Co., Ltd. 127,000 127,864
#Chinese Maritime Transport,
Ltd. 147,000 250,997
Ching Feng Home Fashions
Co., Ltd. 216,837 124,896
Chin-Poon Industrial Co., Ltd. 1,079,000 1,743,591
*Chip Hope Co., Ltd. 40,000 55,737
#Chipbond Technology Corp. 961,000 4,943,837
#ChipMOS Technologies, Inc. 2,130,000 4,692,326
#Chlitina Holding, Ltd. 67,237 226,001
Chong Hong Development
Co., Ltd. 258,305 634,257
Chroma ATE, Inc. 250,000 16,727,422
Chun YU Works & Co., Ltd. 25,000 11,599
Chun Yuan Steel Industry Co.,
Ltd. 569,000 444,468
#*Chung Hung Steel Corp. 1,374,000 763,225
#Chung Hwa Chemical
Industrial Works, Ltd. 103,000 264,940
Chung Hwa Food Industrial
Co., Ltd. 70,300 165,297
#*Chung Hwa Pulp Corp. 445,000 182,581
Chung Lien Co., Ltd. 37,000 38,127
Chung Tai Resource
Technology Corp. 34,000 91,748
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 648,000 3,037,069
Shares Value †
TAIWAN — (Continued)
Chunghwa Precision Test
Tech Co., Ltd. 22,000 $ 2,388,550
Chunghwa Telecom Co., Ltd. 685,000 2,940,239
#Chunghwa Telecom Co., Ltd.,
Sponsored ADR 70,538 3,057,117
CKM Applied Materials Corp. 35,000 33,139
#Cleanaway Co., Ltd. 1,314,000 1,150,831
#C-Media Electronics, Inc. 77,000 96,236
Collins Co., Ltd. 102,000 39,919
#Compal Electronics, Inc. 4,179,000 3,824,930
Compeq Manufacturing Co.,
Ltd. 1,514,000 11,683,094
*Complex Micro
Interconnection Co., Ltd. 56,000 67,074
Compucase Enterprise 24,000 48,478
#Concord International
Securities Co., Ltd. 346,537 311,708
Concord Securities Co., Ltd. 776,325 476,559
#Continental Holdings Corp. 534,000 349,714
#Contrel Technology Co., Ltd. 177,000 580,978
Coremax Corp. 128,262 343,279
#Coretronic Corp. 752,000 1,568,818
#Co-Tech Development Corp. 407,000 4,990,437
#*Coxon Precise Industrial
Co., Ltd. 122,000 56,024
#Crowell Development Corp. 321,550 228,341
#Cryomax Cooling System
Corp. 78,000 78,038
CS Group Investment Holding,
Ltd. 103,000 61,440
CTBC Financial Holding Co.,
Ltd. 12,078,000 19,936,543
CTCI Advanced Systems, Inc. 21,000 108,034
CTCI Corp. 921,806 1,069,178
Cub Elecparts, Inc. 30,000 114,094
CviLux Corp. 157,900 622,939
#Cyberlink Corp. 60,000 123,846
CyberPower Systems, Inc. 91,450 538,289
#*CyberTAN Technology, Inc. 560,000 440,089
Cystech Electronics Corp. 11,506 38,856
#DA CIN Construction Co.,
Ltd. 269,000 612,126
Dafeng TV, Ltd. 86,000 127,027
Dah San Electric Wire & Cable
Co., Ltd. 117,315 169,209
Da-Li Development Co., Ltd. 479,030 687,903
#Darfon Electronics Corp. 186,000 156,446
#Darwin Precisions Corp. 285,700 115,418
Davicom Semiconductor, Inc. 78,000 64,498
#Daxin Materials Corp. 88,000 1,234,547
De Licacy Industrial Co., Ltd. 378,000 119,301
#Delpha Construction Co., Ltd. 582,000 382,985
Delta Electronics, Inc. 641,000 43,799,492
Depo Auto Parts Ind Co., Ltd. 185,000 726,933
Desiccant Technology Corp. 15,400 116,650
DFI, Inc. 42,000 74,895
#Dimerco Data System Corp. 58,000 171,705
Dimerco Express Corp. 179,802 442,631

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
DingZing Advanced Materials,
Inc. 8,000 $ 21,285
#D-Link Corp. 1,486,000 649,564
*DONPON PRECISION, Inc. 118,100 173,882
Dr Wu Skincare Co., Ltd. 12,000 37,873
Draytek Corp. 80,000 61,355
Drewloong Precision, Inc. 38,681 176,408
Dyaco International, Inc. 143,259 94,046
#Dynamic Holding Co., Ltd. 893,940 4,909,200
#Dynapack International
Technology Corp. 275,000 3,128,896
#E Ink Holdings, Inc. 776,000 3,367,577
E.Sun Financial Holding Co.,
Ltd. 7,969,275 8,010,902
#Eastech Holding, Ltd. 66,000 159,561
Eastern Media International
Corp. 442,511 282,116
#Eclat Textile Co., Ltd. 147,000 1,551,910
#eCloudvalley Digital
Technology Co., Ltd. 20,000 43,302
#ECOVE Environment Corp. 33,000 300,478
#Edimax Technology Co., Ltd. 246,000 113,743
#Edison Opto Corp. 109,000 80,328
#*Edom Technology Co., Ltd. 581,000 699,558
eGalax_eMPIA Technology,
Inc. 30,000 47,720
#*Egis Technology, Inc. 211,000 812,448
#*EirGenix, Inc. 94,000 133,949
Elan Microelectronics Corp. 440,000 1,895,564
#E-Lead Electronic Co., Ltd. 105,000 182,597
E-LIFE MALL Corp. 93,000 146,759
#Elite Advanced Laser Corp. 272,000 2,592,561
Elite Material Co., Ltd. 196,000 28,115,325
Elite Semiconductor
Microelectronics Technology,
Inc. 31,000 165,838
#Elitegroup Computer Systems
Co., Ltd. 476,000 308,725
#eMemory Technology, Inc. 41,000 5,040,162
Emerging Display
Technologies Corp. 169,000 122,145
Ennoconn Corp. 126,000 1,280,500
#Ennostar, Inc. 845,000 1,976,187
EnTie Commercial Bank Co.,
Ltd. 28,000 12,063
EOI Investment Holdings Co.,
Ltd. 210,000 129,243
#*Epileds Technologies, Inc. 66,000 98,424
*Episil Technologies, Inc. 91,000 190,131
Episil-Precision, Inc. 75,000 212,328
Eris Technology Corp. 13,000 89,034
#Eson Precision Ind Co., Ltd. 346,000 1,152,078
#Eternal Materials Co., Ltd. 1,692,000 4,213,379
#Eurocharm Holdings Co., Ltd. 57,000 298,632
#EVA Airways Corp. 4,142,000 4,379,334
Ever Ohms Technology Co.,
Ltd. 73,000 86,629
#Ever Supreme Bio
Technology Co., Ltd. 33,328 135,165
Shares Value †
TAIWAN — (Continued)
*Everest Textile Co., Ltd. 424,000 $ 93,406
#Evergreen Aviation
Technologies Corp. 226,000 1,091,322
Evergreen International
Storage & Transport Corp. 309,500 463,500
#Evergreen Marine Corp.
Taiwan, Ltd. 1,014,000 6,464,612
#EVERGREEN Steel Corp. 252,000 775,458
#Everlight Chemical Industrial
Corp. 846,000 1,508,593
Everlight Electronics Co., Ltd. 558,000 1,252,152
#Evertop Wire Cable Corp. 164,000 114,649
Excelliance Mos Corp. 5,000 14,029
#Excelsior Medical Co., Ltd. 163,098 367,536
EZconn Corp. 27,000 1,798,040
*Falcon Machine Tools Co.,
Ltd. 88,000 42,216
Far Eastern Department
Stores, Ltd. 1,467,000 1,027,865
Far Eastern International Bank 3,835,099 1,482,743
#Far Eastern New Century
Corp. 1,997,000 1,622,962
Far EasTone
Telecommunications Co., Ltd. 1,221,344 3,642,696
#Faraday Technology Corp. 160,056 848,661
Farglory F T Z Investment
Holding Co., Ltd. 148,194 217,489
#Farglory Land Development
Co., Ltd. 390,000 846,849
FDC International Hotels Corp. 68,000 85,095
Feature Integration
Technology, Inc. 41,000 153,987
*Federal Corp. 333,000 197,586
#Feedback Technology Corp. 53,042 321,421
Feng Hsin Steel Co., Ltd. 519,000 997,557
Feng TAY Enterprise Co., Ltd. 391,360 865,860
#FIC Global, Inc. 178,000 369,657
*FineMat Applied Materials
Co., Ltd. 62,000 60,367
FineTek Co., Ltd. 27,450 86,202
Firich Enterprises Co., Ltd. 308,000 217,261
#First Copper Technology Co.,
Ltd. 671,000 794,158
First Financial Holding Co.,
Ltd. 6,519,973 5,936,695
#First Insurance Co., Ltd.
(The) 283,000 233,120
*First Steamship Co., Ltd. 967,000 152,903
#FIT Holding Co., Ltd. 214,000 134,069
#*Fittech Co., Ltd. 38,088 182,118
*FLEXium Interconnect, Inc. 443,000 919,989
#Flytech Technology Co., Ltd. 237,000 807,840
#FocalTech Systems Co., Ltd. 308,000 487,014
Forcecon Tech Co., Ltd. 77,656 227,445
Forest Water Environment
Engineering Co., Ltd. 59,856 67,820
#Formosa Advanced
Technologies Co., Ltd. 312,000 598,703

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
*Formosa Electronic
Industries, Inc. 12,000 $ 8,692
Formosa International Hotels
Corp. 119,000 632,849
Formosa Laboratories, Inc. 303,000 517,360
Formosa Oilseed Processing
Co., Ltd. 100,905 101,910
Formosa Optical Technology
Co., Ltd. 43,000 131,913
Formosa Petrochemical Corp. 440,000 783,222
Formosa Plastics Corp. 3,639,000 5,914,832
#Formosa Sumco Technology
Corp. 109,000 650,192
Formosan Union Chemical
Corp. 328,000 193,066
#Fortune Electric Co., Ltd. 183,880 5,153,480
*Forward Electronics Co., Ltd.,
Class A 30,000 11,883
#Fositek Corp. 13,000 849,311
Founding Construction &
Development Co., Ltd. 200,000 90,265
#Foxsemicon Integrated
Technology, Inc. 152,000 1,484,764
#Franbo Lines Corp. 332,995 180,242
Froch Enterprise Co., Ltd. 240,000 120,816
Fu Chun Shin Machinery
Manufacture Co., Ltd. 150,230 119,958
#Fu Hua Innovation Co., Ltd. 589,361 258,553
Fubon Financial Holding Co.,
Ltd. 4,600,974 13,069,093
#Fulgent Sun International
Holding Co., Ltd. 240,556 588,398
#*Fulltech Fiber Glass Corp. 1,093,311 3,743,920
Fusheng Precision Co., Ltd. 173,000 1,370,481
Fwusow Industry Co., Ltd. 263,119 112,109
G Shank Enterprise Co., Ltd. 222,612 822,030
*G Tech Optoelectronics Corp. 48,733 72,751
Galaxy Software Services
Corp. 6,123 20,291
#Gallant Precision Machining
Co., Ltd. 129,000 527,245
#Gamania Digital
Entertainment Co., Ltd. 134,000 166,207
*GCS Holdings, Inc. 110,467 2,356,852
GEM Services, Inc. 82,000 239,133
#Gemtek Technology Corp. 1,147,000 1,241,683
#*General Interface Solution
GIS Holding, Ltd. 296,000 711,869
*General Plastic Industrial Co.,
Ltd. 121,000 78,097
#Generalplus Technology, Inc. 78,000 114,595
*Genesis Technology, Inc. 5,000 4,103
#Genesys Logic, Inc. 117,000 364,465
#Genius Electronic Optical
Co., Ltd. 142,000 2,281,178
#Genovate Biotechnology Co.,
Ltd. 116,312 100,767
#GeoVision, Inc. 74,530 127,022
#Getac Holdings Corp. 552,000 1,700,365
Shares Value †
TAIWAN — (Continued)
#GFC, Ltd. 55,000 $ 203,096
#Giant Manufacturing Co., Ltd. 378,108 804,320
#*Giantplus Technology Co.,
Ltd. 361,000 151,535
#Gigabyte Technology Co.,
Ltd. 587,000 5,057,710
*Gigasolar Materials Corp. 59,000 219,729
#*Gigastorage Corp. 455,000 438,708
#Global Brands Manufacture,
Ltd. 1,036,812 3,219,944
Global Lighting Technologies,
Inc. 45,000 53,259
#Global Mixed Mode
Technology, Inc. 115,000 912,828
#Global PMX Co., Ltd. 104,000 439,836
Global Unichip Corp. 36,000 4,840,222
#Globalwafers Co., Ltd. 207,000 3,789,234
Globe Union Industrial Corp. 324,111 94,826
#Gloria Material Technology
Corp. 1,445,000 1,468,510
*GlycoNex, Inc. 51,927 39,333
#GMI Technology, Inc. 126,475 162,861
Gold Circuit Electronics, Ltd. 436,300 19,140,495
#Golden Long Teng
Development Co., Ltd. 141,000 114,591
#Goldsun Building Materials
Co., Ltd. 1,483,000 1,649,884
Good Finance Securities Co.,
Ltd. 55,000 57,370
Good Will Instrument Co., Ltd. 111,000 201,439
#Gordon Auto Body Parts 363,000 322,506
Gourmet Master Co., Ltd. 155,000 310,641
#Grand Fortune Securities
Co., Ltd. 472,000 228,667
#*Grand Pacific Petrochemical 1,411,000 547,754
Grand Process Technology
Corp. 3,000 279,316
GrandTech CG Systems, Inc. 55,000 76,118
Grape King Bio, Ltd. 163,000 578,753
Great Tree Pharmacy Co., Ltd. 30,947 75,305
#Great Wall Enterprise Co.,
Ltd. 1,227,450 2,068,703
#Greatek Electronics, Inc. 759,000 2,012,214
#Green World FinTech Service
Co., Ltd. 123,000 185,949
#Group Up Industrial Co., Ltd. 63,000 923,590
GTM Holdings Corp. 115,000 107,616
#Gudeng Precision Industrial
Co., Ltd. 67,983 1,152,200
#*Hai Kwang Enterprise Corp. 152,796 67,996
*HannsTouch Holdings Co. 702,000 270,303
Hanpin Electron Co., Ltd. 55,000 89,918
#*Harvatek Corp. 172,000 136,256
Heran Co., Ltd. 60,200 99,749
#Hey Song Corp. 353,000 392,724
#Hi-Clearance, Inc. 34,000 145,939
#Highlight Tech Corp. 75,400 190,377
*High-Tek Harness Enterprise
Co., Ltd. 100,000 2,336

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Highwealth Construction Corp. 1,584,910 $ 2,008,368
Hi-Lai Foods Co., Ltd. 23,000 112,516
#HIM International Music, Inc. 64,000 170,481
#*Hitron Technology, Inc. 154,000 147,028
#Hiwin Mikrosystem Corp. 71,000 497,467
Hiwin Technologies Corp. 484,000 4,773,627
#Hiyes International Co., Ltd. 86,949 195,114
#Hocheng Corp. 387,820 212,977
Holiday Entertainment Co.,
Ltd. 65,000 113,652
Holy Stone Enterprise Co., Ltd. 283,300 1,900,022
#Hon Hai Precision Industry
Co., Ltd. 4,977,000 34,479,051
#Honey Hope Honesty
Enterprise Co., Ltd. 65,000 175,196
Hong Ho Precision Textile Co.,
Ltd. 73,000 36,403
#Hong Pu Real Estate
Development Co., Ltd. 220,000 149,632
#Hong TAI Electric Industrial 472,000 531,074
#*Hota Industrial
Manufacturing Co., Ltd. 433,000 703,798
#Hotai Motor Co., Ltd. 120,120 1,806,473
Hsin Ba Ba Corp. 28,518 34,427
#Hsin Kuang Steel Co., Ltd. 327,000 419,528
Hsin Yung Chien Co., Ltd. 35,000 97,761
#Hu Lane Associate, Inc. 166,130 563,650
#HUA ENG Wire & Cable Co.,
Ltd. 369,000 380,827
#Hua Jung Components Co.,
Ltd. 121,000 93,754
Hua Nan Financial Holdings
Co., Ltd. 4,187,480 4,235,785
#Hua Yu Lien Development
Co., Ltd. 127,114 200,393
Huaku Development Co., Ltd. 368,320 1,464,701
#Huang Hsiang Construction
Corp. 203,373 240,701
Huikwang Corp. 21,000 17,133
Hung Ching Development &
Construction Co., Ltd. 142,000 152,601
#Hung Sheng Construction,
Ltd. 552,000 331,885
Huxen Corp. 16,000 22,901
Hwa Fong Rubber Industrial
Co., Ltd. 279,000 126,800
#Hwacom Systems, Inc. 174,000 306,434
#Hwang Chang General
Contractor Co., Ltd. 381,760 562,679
Ibase Technology, Inc. 89,000 116,712
#IBF Financial Holdings Co.,
Ltd. 3,837,214 1,756,051
*IC Plus Corp. 53,000 113,245
ICARES Medicus, Inc. 16,680 35,798
#Ichia Technologies, Inc. 954,000 2,113,677
I-Chiun Precision Industry Co.,
Ltd. 202,419 1,728,111
*Ideal Bike Corp. 208,285 39,508
Info-Tek Corp. 80,000 83,953
Shares Value †
TAIWAN — (Continued)
Innodisk Corp. 156,161 $ 6,136,137
#Innolux Corp. 6,650,149 5,026,782
#Inpaq Technology Co., Ltd. 170,456 405,636
#Insyde Software Corp. 28,200 275,463
Intai Technology Corp. 38,000 118,733
#Integrated Service
Technology, Inc. 116,734 733,168
*IntelliEPI, Inc. 41,000 1,023,560
Interactive Digital
Technologies, Inc. 30,000 80,197
#International Games System
Co., Ltd. 133,000 3,139,832
#Inventec Corp. 1,560,000 2,259,906
#Iron Force Industrial Co., Ltd. 124,115 341,581
#I-Sheng Electric Wire & Cable
Co., Ltd., Class F 132,000 198,930
#ITE Technology, Inc. 264,000 1,033,187
#ITEQ Corp. 734,000 6,254,793
#Jarllytec Co., Ltd. 38,950 124,160
Jean Co., Ltd. 247,302 142,444
Jentech Precision Industrial
Co., Ltd. 20,199 3,429,772
Jetway Information Co., Ltd. 37,500 49,058
#Jetwell Computer Co., Ltd. 64,960 352,637
#Jia Wei Lifestyle, Inc. 88,500 84,773
Jih Lin Technology Co., Ltd. 69,000 119,775
*Ji-Haw Industrial Co., Ltd. 38,000 16,850
#Jiin Yeeh Ding Enterprise
Co., Ltd. 105,000 283,009
#Jinan Acetate Chemical Co.,
Ltd. 1,053,260 1,406,142
*Jochu Technology Co., Ltd. 17,000 22,105
Johnson Chemical
Pharmaceutical Works Corp.,
Class A 5,000 8,679
#Johnson Health Tech Co.,
Ltd. 132,000 508,261
#JPC connectivity, Inc. 137,000 899,367
#JPP Holding Co., Ltd. 27,450 297,159
#JSL Construction &
Development Co., Ltd. 157,638 269,160
K Laser Technology, Inc. 160,000 85,089
Kaori Heat Treatment Co., Ltd. 41,000 1,617,510
Kedge Construction Co., Ltd. 93,350 248,957
Keding Enterprises Co., Ltd. 4,000 17,295
KEE TAI Properties Co., Ltd. 469,890 144,744
Kenda Rubber Industrial Co.,
Ltd. 598,602 325,897
*Kent Industrial Co., Ltd. 105,000 79,866
#Kerry TJ Logistics Co., Ltd. 291,000 277,825
#Keystone Microtech Corp. 28,000 1,877,890
KGI Financial Holding Co., Ltd. 9,061,011 6,148,487
#KHGEARS International, Ltd. 40,000 225,347
#Kindom Development Co.,
Ltd. 473,700 440,293
King Chou Marine Technology
Co., Ltd. 85,000 126,489
#King Polytechnic Engineering
Co., Ltd. 131,350 203,547

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
King Slide Works Co., Ltd. 43,000 $ 5,306,380
King Yuan Electronics Co., Ltd. 1,484,000 14,168,126
*King's Town Construction
Co., Ltd. 27,000 31,317
Kingwaytek Technology Co.,
Ltd. 18,000 34,541
Kinik Co. 159,000 2,709,842
#*Kinko Optical Co., Ltd. 267,000 524,992
#Kinpo Electronics 1,956,000 1,706,936
Kinsus Interconnect
Technology Corp. 1,304,431 21,737,429
#KMC Kuei Meng
International, Inc. 62,000 158,109
KNH Enterprise Co., Ltd. 81,000 36,429
Ko Ja Cayman Co., Ltd. 37,000 43,674
#*KS Terminals, Inc. 160,000 276,223
Kuang Hong Arts
Management, Inc., Class A 13,000 41,030
Kuen Ling Machinery
Refrigerating Co., Ltd. 38,000 51,271
Kung Long Batteries Industrial
Co., Ltd. 81,000 314,444
#*Kung Sing Engineering
Corp. 530,000 189,856
#Kuo Toong International Co.,
Ltd. 431,000 681,504
*Kuo Yang Construction Co.,
Ltd. 251,000 140,217
Kwong Lung Enterprise Co.,
Ltd. 161,000 240,602
L&K Engineering Co., Ltd. 370,238 7,829,048
La Kaffa International Co., Ltd. 34,000 70,179
#Lang, Inc. 59,000 98,878
#Lanner Electronics, Inc. 313,760 793,201
#Largan Precision Co., Ltd. 53,000 4,206,947
Laster Tech Co., Ltd. 80,043 43,325
*Leader Electronics, Inc. 124,449 33,700
Leadtrend Technology Corp. 60,360 116,588
*Lealea Enterprise Co., Ltd. 726,440 140,086
LEE CHI Enterprises Co., Ltd. 158,000 51,861
#Lelon Electronics Corp. 513,000 2,857,691
#Lemtech Holdings Co., Ltd. 71,600 184,624
Leo Systems, Inc. 86,000 89,028
*Leofoo Development Co., Ltd. 77,000 40,463
Li Ming Development
Construction Co., Ltd. 6,000 5,416
*Li Peng Enterprise Co., Ltd. 656,000 103,314
#Lian HWA Food Corp. 173,560 475,469
#Lien Hwa Industrial Holdings
Corp. 892,319 1,163,117
Line Pay Taiwan, Ltd. 3,000 26,653
#Lingsen Precision Industries,
Ltd. 1,265,000 1,179,780
#Lintes Technology Co., Ltd. 3,000 37,921
#Lion Travel Service Co., Ltd. 148,000 742,698
Lite-On Technology Corp. 1,176,000 6,161,246
#Liton Technology Corp. 237,000 466,752
*Long Bon International Co.,
Ltd. 100,000 41,976
Shares Value †
TAIWAN — (Continued)
#Long Da Construction &
Development Corp. 303,000 $ 311,277
*Longchen Paper & Packaging
Co., Ltd. 962,104 274,804
#Longwell Co. 395,000 3,559,232
Loop Telecommunication
International, Inc. 31,000 58,802
Lotes Co., Ltd. 78,285 6,461,054
Lotus Pharmaceutical Co., Ltd. 171,000 1,192,728
Loyalty Founder Enterprise
Co., Ltd. 60,000 47,342
Lu Hai Holding Corp. 10,499 7,025
Lucky Cement Corp. 285,000 130,876
#Lumax International Corp.,
Ltd. 100,000 364,532
#*Lung Yen Life Service Corp. 173,000 240,517
Lungteh Shipbuilding Co., Ltd. 146,250 627,752
Luxe Green Energy
Technology Co., Ltd. 45,000 30,819
LuxNet Corp. 8,410 161,647
M3 Technology, Inc. 14,000 38,883
Macauto Industrial Co., Ltd.,
Class A 84,000 142,101
Machvision, Inc. 9,900 272,774
#Macnica Galaxy, Inc. 24,000 69,157
Macroblock, Inc. 27,000 49,254
#*Macronix International Co.,
Ltd. 2,910,000 14,143,824
#Makalot Industrial Co., Ltd. 333,640 2,227,110
Marketech International Corp. 105,000 1,252,663
Materials Analysis Technology,
Inc. 93,390 977,096
Maxigen Biotech, Inc. 57,000 69,981
Mayer Steel Pipe Corp. 279,600 195,463
Mechema Chemicals
International Corp. 48,000 126,497
#MediaTek, Inc. 336,000 27,677,887
*Medigen Biotechnology Corp. 13,000 13,519
Mega Financial Holding Co.,
Ltd. 3,430,010 4,232,776
Mega Union Technology, Inc. 9,000 256,498
#*Megaforce Co., Ltd. 35,000 33,692
#*Mercuries & Associates
Holding, Ltd. 661,083 285,844
Mercuries Data Systems, Ltd. 67,067 44,663
*Mercuries Life Insurance Co.,
Ltd. 4,564,590 1,110,732
Merida Industry Co., Ltd. 285,000 520,807
#Merry Electronics Co., Ltd. 365,440 991,899
METAAGE Corp. 34,000 49,040
#*Microbio Co., Ltd. 359,649 175,940
#Micro-Star International Co.,
Ltd. 676,000 2,084,464
#Mildef Crete, Inc. 118,000 389,181
#MIN AIK Technology Co., Ltd. 533,000 471,860
#Mirle Automation Corp. 130,417 467,179
Mitake Information Corp. 1,000 2,020
*Mobiletron Electronics Co.,
Ltd. 66,000 67,699

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#Momo.com, Inc. 71,680 $ 385,723
#*MOSA Industrial Corp. 217,421 124,890
Mosel Vitelic, Inc. 62,000 65,748
#Motech Industries, Inc. 710,000 613,991
MPI Corp. 245,000 38,082,501
#MSSCORPS Co., Ltd. 48,324 1,296,388
Munsin Garment Corp., Class
A 37,000 53,016
My Humble House Hospitality
Management Consulting 80,000 87,109
Nak Sealing Technologies
Corp. 98,000 360,334
#Namchow Holdings Co., Ltd. 227,000 251,470
#Nan Kang Rubber Tire Co.,
Ltd. 682,927 720,981
Nan Liu Enterprise Co., Ltd. 52,000 64,745
#Nan Pao Resins Chemical
Co., Ltd. 78,000 882,545
*Nan Ren Lake Leisure
Amusement Co., Ltd. 221,000 55,451
Nan Ya Plastics Corp. 2,119,000 5,992,280
Nan Ya Printed Circuit Board
Corp. 197,000 6,248,639
Nang Kuang Pharmaceutical
Co., Ltd. 59,000 62,381
*Nanya Technology Corp. 745,000 5,067,067
#National Aerospace
Fasteners Corp. 48,199 177,222
National Petroleum Co., Ltd.,
Class A 38,000 67,642
Neousys Technology, Inc. 3,000 16,712
#Netronix, Inc. 90,000 247,408
*New Asia Construction &
Development Corp. 181,000 77,977
#*Newmax Technology Co.,
Ltd. 169,000 145,880
#Nexcom International Co.,
Ltd. 120,000 253,373
#Nextronics Engineering Corp. 20,000 104,783
#Nichidenbo Corp. 450,000 1,367,703
Nien Made Enterprise Co., Ltd. 153,000 1,694,930
#Niko Semiconductor Co., Ltd. 85,041 149,498
Nishoku Technology, Inc. 25,000 94,683
#North-Star International Co.,
Ltd. 83,738 52,461
Nova Technology Corp. 48,000 345,405
#Novatek Microelectronics
Corp. 561,000 7,241,680
#Nuvoton Technology Corp. 265,000 1,233,647
O-Bank Co., Ltd. 1,610,000 513,216
*OBI Pharma, Inc. 17,000 17,089
#Ocean Plastics Co., Ltd. 207,000 198,608
OK Biotech Co., Ltd. 49,214 20,192
Optimax Technology Corp. 86,000 76,949
Orient Europharma Co., Ltd. 35,000 53,023
Orient Semiconductor
Electronics, Ltd. 1,017,000 1,762,164
#*Oriental Union Chemical
Corp. 763,000 313,055
Shares Value †
TAIWAN — (Continued)
O-TA Precision Industry Co.,
Ltd. 69,000 $ 149,609
Pacific Hospital Supply Co.,
Ltd. 66,000 165,602
Paiho Shih Holdings Corp. 282,950 150,028
#Pan German Universal
Motors, Ltd. 40,000 268,270
Pan Jit International, Inc. 1,066,000 3,398,065
#Pan Ram International Corp. 15,000 23,813
#Pan-International Industrial
Corp. 1,134,000 1,773,413
Panion & BF Biotech, Inc. 81,000 174,350
#Parade Technologies, Ltd. 96,000 1,742,177
*Paragon Technologies Co.,
Ltd. 89,000 92,133
#Parpro Corp. 96,000 186,640
*PChome Online, Inc. 162,230 115,972
PCL Technologies, Inc. 106,000 727,643
P-Duke Technology Co., Ltd. 66,000 245,798
Pegatron Corp. 1,200,000 3,116,981
#Pegavision Corp. 43,371 382,591
#PharmaEngine, Inc. 159,000 275,501
PharmaEssentia Corp. 200,630 4,185,530
*Phihong Technology Co., Ltd. 416,000 314,450
Phison Electronics Corp. 112,000 6,716,218
#Phoenix Silicon International
Corp. 443,738 3,431,199
Phoenix Tours International,
Inc. 73,700 118,396
*Phytohealth Corp. 228,000 88,150
#Pixart Imaging, Inc. 331,000 2,167,700
Planet Technology Corp. 48,000 210,576
Polytronics Technology Corp.,
Class A 31,000 71,716
#Posiflex Technology, Inc. 92,000 534,268
Potens Semiconductor Corp. 4,000 14,266
#Power Wind Health Industry,
Inc. 59,000 277,454
*Powerchip Semiconductor
Manufacturing Corp. 4,185,000 6,855,134
Powertech Technology, Inc. 930,000 5,958,434
Poya International Co., Ltd. 93,066 1,688,931
#President Chain Store Corp. 532,000 3,761,082
President Securities Corp. 1,359,900 1,527,953
Primax Electronics, Ltd. 838,000 1,938,658
#Prince Housing &
Development Corp. 1,062,000 267,809
*Princeton Technology Corp.,
Class F 161,000 85,621
#Pro Hawk Corp. 28,000 155,533
#Promate Electronic Co., Ltd. 396,795 600,493
#PSS Co., Ltd., Class F 42,000 192,208
#Qisda Corp. 1,493,360 1,126,459
QST International Corp. 139,439 198,919
#Qualipoly Chemical Corp. 98,000 572,204
Quang Viet Enterprise Co.,
Ltd. 48,724 85,655
#Quanta Computer, Inc. 1,435,000 14,153,214
#Quanta Storage, Inc. 422,000 1,110,789

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
*Quintain Steel Co., Ltd. 299,087 $ 81,369
#Radiant Opto-Electronics
Corp. 805,000 2,533,052
#*Radium Life Tech Co., Ltd. 1,077,028 351,820
#Rafael Microelectronics, Inc. 11,000 83,321
Raydium Semiconductor Corp. 24,000 178,005
#Realtek Semiconductor Corp. 314,000 5,321,782
#Rechi Precision Co., Ltd. 794,000 573,864
Rexon Industrial Corp., Ltd. 109,000 75,340
#Rich Development Co., Ltd. 730,330 169,418
Richmond International Travel
& Tours Co., Ltd. 18,200 40,898
*Right WAY Industrial Co., Ltd. 192,000 65,445
#RiTdisplay Corp. 184,826 193,958
*Ritek Corp. 1,166,000 458,164
Roundtop Machinery Industries
Co., Ltd. 16,000 10,579
Ruby Tech Corp. 16,000 31,056
#Ruentex Development Co.,
Ltd. 904,700 673,860
#Ruentex Engineering &
Construction Co. 96,720 479,258
Run Long Construction Co.,
Ltd. 153,850 139,358
#Sakura Development Co.,
Ltd. 529,705 685,443
Sampo Corp. 360,000 260,190
#San Fang Chemical Industry
Co., Ltd. 479,000 479,234
#San Fu Chemical Co., Ltd. 50,000 235,131
San Lien Technology Corp.,
Ltd. 24,000 67,415
San Shing Fastech Corp.,
Class A 65,000 118,575
Sanyang Motor Co., Ltd. 729,000 1,276,949
#Savior Lifetec Corp. 361,000 215,908
SCI Pharmtech, Inc. 67,951 102,513
Scientech Corp. 13,000 324,954
#ScinoPharm Taiwan, Ltd. 278,000 178,112
#SciVision Biotech, Inc. 54,000 97,997
#SDI Corp. 228,000 1,108,176
Sea Sonic Electronics Co., Ltd. 39,000 79,392
Securitag Assembly Group
Co., Ltd. 29,000 106,629
Senao International Co., Ltd. 108,000 100,895
#Senao Networks, Inc. 36,445 123,652
#*Sensortek Technology Corp. 18,000 85,783
#Sercomm Corp. 425,000 1,026,133
#Sesoda Corp. 350,000 461,740
Shanghai Commercial &
Savings Bank, Ltd. (The) 1,886,592 2,325,156
Sharehope Medicine Co., Ltd. 107,514 72,955
Sheh Fung Screws Co., Ltd.,
Class A 34,000 31,173
#ShenMao Technology, Inc. 110,000 376,683
Shieh Yih Machinery Industry
Co., Ltd. 21,000 20,613
#Shih Her Technologies, Inc. 150,901 928,709
*Shih Wei Navigation Co., Ltd. 543,516 260,741
Shares Value †
TAIWAN — (Continued)
*Shihlin Development Co., Ltd. 126,000 $ 42,352
Shihlin Electric & Engineering
Corp. 161,000 962,916
*Shihlin Paper Corp. 45,000 70,231
Shin Hsiung Natural Gas Co.,
Ltd. 62,854 78,259
#Shin Ruenn Development
Co., Ltd. 285,595 360,549
#Shin Zu Shing Co., Ltd. 378,998 2,440,171
#*Shining Building Business
Co., Ltd. 601,000 157,247
#Shinkong Insurance Co., Ltd. 324,000 1,360,034
Shinkong Synthetic Fibers
Corp. 1,564,000 829,276
Shiny Brands Group Co., Ltd. 25,300 89,032
Shiny Chemical Industrial Co.,
Ltd. 169,800 894,968
*Shun On Electronic Co., Ltd. 17,000 11,589
#Shuttle, Inc. 693,000 326,985
Sigurd Microelectronics Corp. 956,000 5,431,047
#Silergy Corp. 198,000 2,668,371
#*Silicon Optronics, Inc. 49,000 99,904
#Simplo Technology Co., Ltd. 278,000 3,136,707
Sinbon Electronics Co., Ltd. 289,000 2,585,854
Sincere Navigation Corp. 1,227,000 1,343,777
#Sinmag Equipment Corp. 54,000 209,629
*Sino Tactful Co., Ltd. 27,000 17,682
Sino-American Silicon
Products, Inc. 980,000 4,144,613
Sinon Corp. 580,000 772,491
SinoPac Financial Holdings
Co., Ltd. 7,888,824 7,705,948
Sinopower Semiconductor, Inc. 21,000 127,917
#Sinphar Pharmaceutical Co.,
Ltd. 190,172 189,065
Sinyi Realty, Inc. 287,000 181,161
Sitronix Technology Corp. 157,000 1,139,674
#Siward Crystal Technology
Co., Ltd. 44,000 54,923
Sixxon Tech Co., Ltd. 15,000 87,109
Solar Applied Materials
Technology Corp. 863,000 4,507,772
Solteam, Inc. 90,000 126,971
Song Shang Electronics Co.,
Ltd. 96,000 60,749
#Sonix Technology Co., Ltd. 169,000 224,021
Southeast Cement Co., Ltd. 194,000 94,292
*Spectrum Electrics Corp. 81,600 60,522
#Speed Tech Corp. 292,834 335,953
Sporton International, Inc. 95,450 665,766
#Sports Gear Co., Ltd. 72,000 177,475
St. Shine Optical Co., Ltd. 13,000 42,466
Standard Chemical &
Pharmaceutical Co., Ltd. 132,000 254,131
#Standard Foods Corp. 538,000 491,568
Stark Technology, Inc. 121,000 546,103
#*Starlux Airlines Co., Ltd. 2,126,000 1,358,756
#S-Tech Corp. 156,547 96,840
#STL Technology Co., Ltd. 76,000 381,385

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
#Sun Max Tech, Ltd. 98,847 $ 177,824
*Sun Yad Construction Co.,
Ltd. 126,435 43,895
Sunjuice Holdings Co., Ltd. 21,153 107,820
*Sunko INK Co., Ltd. 185,000 141,299
SunMax Biotechnology Co.,
Ltd. 26,000 318,389
#Sunny Friend Environmental
Technology Co., Ltd. 142,617 336,237
#Sunonwealth Electric
Machine Industry Co., Ltd. 409,674 1,874,820
Sunplus Innovation
Technology, Inc. 27,640 142,629
#*Sunplus Technology Co.,
Ltd. 696,000 529,394
#Sunrex Technology Corp. 207,000 264,593
Sunspring Metal Corp. 195,000 128,320
#Superalloy Industrial Co., Ltd. 264,000 345,368
Supreme Electronics Co., Ltd. 1,448,373 3,734,699
#Swancor Holding Co., Ltd. 93,000 341,949
Sweeten Real Estate
Development Co., Ltd. 185,398 134,582
#Symtek Automation Asia Co.,
Ltd. 83,122 461,723
#Syncmold Enterprise Corp. 204,000 570,449
#Synmosa Biopharma Corp. 572,759 556,770
Synnex Technology
International Corp. 614,000 1,598,731
Syn-Tech Chem & Pharm Co.,
Ltd. 28,000 62,655
#Syscom Computer
Engineering Co. 94,000 158,721
#Systex Corp. 233,000 882,450
#TA Chen Stainless Pipe 2,225,308 2,647,797
#Ta Liang Technology Co.,
Ltd. 63,000 1,711,973
#Ta Ya Electric Wire & Cable 1,078,756 1,096,307
TA-I Technology Co., Ltd. 273,000 589,348
#Tai Tung Communication
Co., Ltd. 223,610 136,561
Taichung Commercial Bank
Co., Ltd. 1,248,595 782,231
#TaiDoc Technology Corp. 77,000 303,776
#Taiflex Scientific Co., Ltd. 734,609 3,164,769
Tailyn Technologies, Inc. 12,000 9,942
#Taimide Tech, Inc. 238,000 781,202
Tainan Enterprises Co., Ltd. 99,000 66,397
Tainan Spinning Co., Ltd. 1,485,000 592,885
*Tainergy Tech Co., Ltd. 168,000 84,306
#Tai-Saw Technology Co., Ltd. 96,000 129,830
#TaiSol Electronics Co., Ltd. 63,000 147,536
Taisun Enterprise Co., Ltd. 305,000 182,416
#Taita Chemical Co., Ltd. 334,000 219,262
#*TAI-TECH Advanced
Electronics Co., Ltd. 202,000 1,051,934
#Taiwan Business Bank 5,310,460 2,740,331
*Taiwan Chelic Corp., Ltd. 17,000 21,649
*Taiwan Chinsan Electronic
Industrial Co., Ltd. 115,000 212,691
Shares Value †
TAIWAN — (Continued)
Taiwan Cogeneration Corp. 660,373 $ 925,391
Taiwan Cooperative Financial
Holding Co., Ltd. 3,726,327 2,699,087
Taiwan Environment Scientific
Co., Ltd. 56,240 30,974
#Taiwan FamilyMart Co., Ltd. 71,000 424,640
Taiwan Fertilizer Co., Ltd. 843,000 1,348,928
*Taiwan Fire & Marine
Insurance Co., Ltd. 195,300 322,372
Taiwan Fructose Co., Ltd. 174,880 96,590
Taiwan FU Hsing Industrial
Co., Ltd. 174,400 241,913
#*Taiwan Glass Industry Corp. 1,486,000 3,142,294
#Taiwan High Speed Rail
Corp. 1,070,000 894,917
Taiwan Hon Chuan Enterprise
Co., Ltd. 499,204 1,756,734
#Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 298,692 376,140
*Taiwan IC Packaging Corp. 47,000 27,442
#*Taiwan Mask Corp. 361,625 536,426
#Taiwan Mobile Co., Ltd. 1,601,000 5,634,032
Taiwan Navigation Co., Ltd. 337,000 312,170
#Taiwan Paiho, Ltd. 464,000 646,550
Taiwan PCB Techvest Co.,
Ltd. 342,000 391,280
#Taiwan Sakura Corp. 187,000 491,041
Taiwan Sanyo Electric Co.,
Ltd. 101,000 101,528
Taiwan Secom Co., Ltd. 331,000 1,180,483
#Taiwan Semiconductor Co.,
Ltd. 561,000 1,111,925
Taiwan Semiconductor
Manufacturing Co., Ltd. 11,695,000 788,045,417
Taiwan Semiconductor
Manufacturing Co., Ltd.,
Sponsored ADR 20,674 8,188,144
Taiwan Steel Union Co., Ltd. 24,000 81,428
#*Taiwan Styrene Monomer 516,000 154,713
#Taiwan Surface Mounting
Technology Corp. 430,000 2,279,979
Taiwan Takisawa Technology
Co., Ltd. 12,000 14,922
#Taiwan Taxi Co., Ltd. 40,000 225,347
#*Taiwan TEA Corp. 517,000 183,568
Taiwan Union Technology
Corp. 605,000 19,285,455
#*Taiwan-Asia Semiconductor
Corp. 542,000 650,889
Taiyen Biotech Co., Ltd. 151,000 151,789
#Tatung Co., Ltd. 2,692,000 2,565,873
Tatung System Technologies,
Inc. 33,000 66,865
*TBI Motion Technology Co.,
Ltd. 156,000 337,263
#TCC Group Holdings Co.,
Ltd. 4,142,499 3,203,182
TCI Co., Ltd. 166,000 620,840

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Te Chang Construction Co.,
Ltd. 78,000 $ 173,801
#Teco Electric and Machinery
Co., Ltd. 1,032,000 2,032,439
Tehmag Foods Corp. 20,000 172,640
#Test Research, Inc. 270,000 2,918,620
#Test Rite International Co.,
Ltd. 196,000 127,741
*Thermaltake Technology Co.,
Ltd. 55,000 48,344
#Thinking Electronic Industrial
Co., Ltd. 119,000 653,506
Thye Ming Industrial Co., Ltd. 75,841 163,485
Tofu Restaurant Co., Ltd. 6,000 35,128
#Ton Yi Industrial Corp. 1,292,000 715,637
Tong Hsing Electronic
Industries, Ltd. 223,960 1,222,840
#Tong Yang Industry Co., Ltd. 1,009,000 2,382,023
#*Tong-Tai Machine & Tool
Co., Ltd. 590,000 684,325
Top Union Electronics Corp. 76,958 67,644
Topco Scientific Co., Ltd. 234,358 3,003,025
Topco Technologies Corp. 60,000 216,825
#Topkey Corp. 115,000 542,615
Topoint Technology Co., Ltd. 192,486 2,445,221
Trade-Van Information
Services Co. 25,000 72,748
#Transcend Information, Inc. 194,000 1,546,024
Transcom, Inc. 76,760 318,577
Tricorntech Taiwan Corp. 16,000 31,107
#Trigold Holdings, Ltd. 137,000 356,720
Triocean Industrial Corp. Co.,
Ltd. 6,000 16,910
Tripod Technology Corp. 568,000 8,040,146
#Trusval Technology Co., Ltd. 27,849 233,800
TS Financial Holding Co., Ltd. 14,504,405 10,895,070
*TS Financial Holding Co., Ltd. 1,335,881 397,166
TSC Auto ID Technology Co.,
Ltd. 35,698 212,377
*TSEC Corp. 694,093 774,391
#TSRC Corp. 551,000 341,718
TTET Union Corp. 65,000 304,644
TTFB Co., Ltd. 31,187 162,901
TTY Biopharm Co., Ltd. 258,000 604,195
*Tul Corp. 24,000 41,736
Tung Ho Steel Enterprise
Corp. 863,000 1,775,871
#Tung Thih Electronic Co., Ltd. 66,400 114,842
#TURVO International Co.,
Ltd. 83,000 785,873
*Twinhead International Corp. 29,600 58,855
TXC Corp. 458,000 2,211,618
TYC Brother Industrial Co.,
Ltd. 742,000 724,799
*Tycoons Group Enterprise 393,713 100,899
#Tyntek Corp. 380,000 687,213
TZE Shin International Co, Ltd. 130,000 54,569
U-BEST Innovative
Technology Co., Ltd. 39,000 18,217
Shares Value †
TAIWAN — (Continued)
Ubright Optronics Corp. 40,000 $ 92,916
#UDE Corp. 359,000 1,518,282
#Ultra Chip, Inc. 91,000 137,428
U-Ming Marine Transport Corp. 1,160,000 2,218,624
#Unic Technology Corp. 115,000 114,149
Unimicron Technology Corp. 1,448,554 40,369,051
Union Bank Of Taiwan 1,289,119 813,722
Union Insurance Co., Ltd. 102,000 97,704
#Uni-President Enterprises
Corp. 3,436,000 7,515,182
Unitech Computer Co., Ltd. 113,000 162,985
#Unitech Printed Circuit Board
Corp. 3,164,873 5,763,486
#United Alloy-Tech Co. 245,010 566,041
*United Fiber Optical
Communication, Inc. 20,000 28,563
#United Integrated Services
Co., Ltd. 156,000 4,677,366
#United Microelectronics Corp. 4,672,000 11,398,179
#United Microelectronics
Corp., Sponsored ADR 795,066 10,383,562
United Orthopedic Corp. 122,000 378,886
United Radiant Technology 66,000 46,452
*United Recommend
International Co., Ltd. 19,211 13,885
*United Renewable Energy
Co., Ltd. 2,037,000 1,028,642
Univacco Technology, Inc. 104,000 160,836
Universal Cement Corp. 613,206 548,672
Universal Microwave
Technology, Inc. 23,000 1,125,156
#Universal Vision
Biotechnology Co., Ltd. 71,239 305,781
#*UPC Technology Corp. 1,046,000 366,444
#UPI Semiconductor Corp. 88,000 472,155
#Userjoy Technology Co., Ltd. 70,982 158,836
#USI Corp. 999,000 452,450
*Usun Technology Co., Ltd. 66,000 182,682
Utechzone Co., Ltd. 86,000 659,565
UVAT Technology Co., Ltd. 31,000 84,044
Vactronics Technologies, Inc. 16,000 19,745
Value Valves Co., Ltd. 46,000 115,564
Vanguard International
Semiconductor Corp. 1,231,640 5,655,877
#Ventec International Group
Co., Ltd. 145,000 1,002,225
VIA Labs, Inc. 22,000 58,742
#Via Technologies, Inc. 259,000 642,503
Viking Tech Corp. 77,000 123,455
Visco Vision, Inc. 66,000 471,808
#VisEra Technologies Co., Ltd. 147,000 2,672,348
Visual Photonics Epitaxy Co.,
Ltd. 189,000 2,072,859
Vizionfocus, Inc. 50,000 297,464
Voltronic Power Technology
Corp. 96,000 2,339,062
#*Wafer Works Corp. 1,348,747 1,706,978
#Waffer Technology Corp. 384,983 524,902
#Wah Hong Industrial Corp. 96,000 201,487

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TAIWAN — (Continued)
Wah Lee Industrial Corp. 222,000 $ 928,372
#Walsin Lihwa Corp. 3,071,753 2,922,986
#Walton Advanced
Engineering, Inc. 451,000 638,399
#Wan Hai Lines, Ltd. 803,000 1,890,634
*We & Win Development Co.,
Ltd. 206,000 66,316
We&Win Diversification Co.,
Ltd. 151,940 69,773
*WEI Chih Steel Industrial Co.,
Ltd. 210,000 115,987
Wei Chuan Foods Corp. 458,000 180,688
Weikeng Industrial Co., Ltd. 747,000 842,849
Well Shin Technology Co., Ltd. 111,000 164,129
Welldone Co. 90,000 147,990
WELLELL, Inc. 14,000 9,853
#Weltrend Semiconductor 184,000 422,187
#Wendell Industrial Co., Ltd. 38,000 261,453
*Wha Yu Industrial Co., Ltd. 106,000 50,517
#Wholetech System Hitech,
Ltd. 68,000 276,855
Win Semiconductors Corp. 575,000 9,727,154
Winbond Electronics Corp. 2,335,000 6,617,842
#Winmate, Inc. 57,000 283,340
#Winstek Semiconductor Co.,
Ltd. 227,000 1,203,617
WinWay Technology Co., Ltd. 10,000 3,277,628
Wisdom Marine Lines Co., Ltd. 950,000 2,149,789
#Wiselink Co., Ltd. 107,526 303,731
#Wistron Corp. 1,771,000 7,657,593
#WITS Corp. 57,176 214,740
#Wiwynn Corp. 51,000 7,524,973
#WNC Corp. 557,890 3,803,255
#Wonderful Hi-Tech Co., Ltd. 581,000 1,279,925
Wowprime Corp. 166,686 1,191,572
WPG Holdings, Ltd. 978,000 3,117,550
WT Microelectronics Co., Ltd. 622,027 4,004,908
XAC Automation Corp. 76,000 65,603
XinTec, Inc. 241,000 1,525,052
#X-Legend Entertainment Co.,
Ltd. 19,000 57,508
Xxentria Technology Materials
Corp. 115,420 154,819
Ya Horng Electronic Co., Ltd. 58,000 92,443
Yageo Corp. 1,059,384 10,599,022
Yankey Engineering Co., Ltd. 60,532 1,205,501
#*YC INOX Co., Ltd. 462,729 311,071
YCC Parts Manufacturing Co.,
Ltd. 20,000 25,880
#Yea Shin International
Development Co., Ltd. 374,420 306,064
*Yeh-Chiang Technology Corp. 14,000 13,366
#Yem Chio Co., Ltd. 685,520 285,593
Yen Sun Technology Corp. 67,000 110,593
*Yeong Guan Energy
Technology Group Co., Ltd. 94,818 16,579
#YFC-Boneagle Electric Co.,
Ltd. 134,000 124,973
Shares Value †
TAIWAN — (Continued)
*Yieh Hsing Enterprise Co.,
Ltd. 44,000 $ 10,360
#*Yieh Phui Enterprise Co.,
Ltd. 1,069,735 472,669
#*Young Optics, Inc. 57,000 113,876
#Youngtek Electronics Corp. 175,000 505,373
Yuan High-Tech Development
Co., Ltd., Class A 4,000 19,442
Yuanta Financial Holding Co.,
Ltd. 5,840,179 9,621,656
Yuanta Futures Co., Ltd. 131,358 412,508
Yuen Foong Yu Consumer
Products Co., Ltd. 130,000 162,477
#Yulon Motor Co., Ltd. 844,536 719,673
Yungshin Construction &
Development Co., Ltd. 67,000 101,606
#YungShin Global Holding
Corp. 257,000 450,984
Zeng Hsing Industrial Co., Ltd. 74,297 216,200
Zenitron Corp. 285,000 614,354
#Zero One Technology Co.,
Ltd. 311,000 1,001,184
#Zhen Ding Technology
Holding, Ltd. 845,000 11,227,730
*Zhong Yang Technology Co.,
Ltd. 81,000 86,919
*Zig Sheng Industrial Co., Ltd. 416,000 107,005
#ZillTek Technology Corp. 35,000 315,927
Zippy Technology Corp. 148,000 255,507
Zyxel Group Corp. 575,365 634,664
TOTAL TAIWAN 2,195,957,382
THAILAND — (1.0%)
AAPICO Hitech PCL, Class F 211,300 86,212
Absolute Clean Energy PCL,
Class F 2,992,000 117,486
Advanced Info Service PCL
- NVDR 315,700 3,292,829
Advanced Info Service PCL,
Class F 83,200 867,797
Advanced Information
Technology PCL - NVDR 23,700 3,432
Advanced Information
Technology PCL, Class F 912,700 132,156
After You PCL 179,700 25,910
After You PCL - NVDR 26,600 3,835
#Airports of Thailand PCL
- NVDR 100,000 157,221
Airports of Thailand PCL,
Class F 856,400 1,346,438
#Amata Corp. PCL - NVDR 1,145,500 723,899
Amata Corp. PCL, Class F 731,600 462,335
AP Thailand PCL 1,417,800 374,050
AP Thailand PCL - NVDR 2,043,400 539,098
*Asia Aviation PCL - NVDR 1,875,300 60,981
Asia Plus Group Holdings
PCL, Class F 2,670,600 168,769
Asian Alliance International
PCL, Class F 511,400 58,047
Asian Sea Corp. PCL - NVDR 8,500 1,864

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
THAILAND — (Continued)
Asian Sea Corp. PCL, Class F 444,600 $ 97,519
Asset World Corp. PCL, Class
F 4,842,300 311,951
Assetwise PCL, Class F 320,200 68,760
Aurora Design PCL, Class F 225,800 98,362
B Grimm Power PCL - NVDR,
Class R 835,500 330,637
B Grimm Power PCL, Class F 207,101 81,957
Bangchak Corp. PCL - NVDR 939,200 1,030,030
Bangchak Corp. PCL, Class F 96,723 106,077
Bangkok Airways PCL 499,600 206,905
Bangkok Airways PCL - NVDR 310,800 128,715
Bangkok Aviation Fuel
Services PCL, Class F 42,800 11,160
Bangkok Bank PCL - NVDR 516,300 2,573,779
Bangkok Bank PCL, Class F 48,400 241,276
Bangkok Chain Hospital PCL
- NVDR 344,100 98,171
Bangkok Chain Hospital PCL,
Class F 344,500 98,285
Bangkok Dusit Medical
Services PCL - NVDR 3,392,800 1,904,693
Bangkok Dusit Medical
Services PCL, Class F 188,500 105,822
Bangkok Expressway & Metro
PCL - NVDR, Class R 664,900 108,106
Bangkok Expressway & Metro
PCL, Class F 2,287,100 371,858
Bangkok Land PCL - NVDR 35,700 471
Bangkok Land PCL, Class F 16,299,159 215,005
Banpu PCL - NVDR 2,300,300 416,344
Banpu PCL, Class F 6,297,600 1,139,837
#BCPG PCL 899,700 194,582
BCPG PCL - NVDR 74,300 16,069
Berli Jucker PCL, Class F 1,028,000 444,660
Betagro PCL - NVDR, Class R 17,100 11,803
Betagro PCL, Class A 1,154,700 797,017
*Beyond Securities PCL, Class
F 1,828,700 27,489
BKI Holdings PCL 48,020 478,764
Bluebik Group PCL, Class F 105,800 60,044
*BTS Group Holdings PCL 11,451,801 730,723
#*BTS Group Holdings PCL
- NVDR 1,229,200 78,433
Bumrungrad Hospital PCL
- NVDR 153,100 847,751
Bumrungrad Hospital PCL,
Class F 82,500 456,822
#Cal-Comp Electronics
Thailand PCL 4,542,241 849,994
Cal-Comp Electronics Thailand
PCL - NVDR 10,616 1,987
#Carabao Group PCL, Class F 201,600 224,189
Central Pattana PCL - NVDR 49,600 94,339
Central Pattana PCL, Class F 608,000 1,156,408
Central Plaza Hotel PCL,
Class F 413,300 393,045
Central Retail Corp. PCL,
Class F 901,100 505,871
Shares Value †
THAILAND — (Continued)
CH Karnchang PCL - NVDR 151,000 $ 78,748
CH Karnchang PCL, Class F 1,292,000 673,794
Charoen Pokphand Foods
PCL - NVDR 1,551,800 918,774
Charoen Pokphand Foods
PCL, Class F 809,200 479,103
Chularat Hospital PCL 715,500 31,388
Chularat Hospital PCL - NVDR 1,624,800 71,277
CK Power PCL - NVDR 4,100 292
CK Power PCL, Class F 1,614,700 114,920
Com7 PCL - NVDR 91,600 64,069
Com7 PCL, Class F 714,700 499,890
CP ALL PCL - NVDR 677,900 904,629
CP ALL PCL, Class F 890,200 1,187,935
CP AXTRA PCL, Class F 584,001 263,358
Delta Electronics Thailand PCL 261,400 2,534,010
Delta Electronics Thailand
PCL - NVDR 102,500 993,634
Dhipaya Group Holdings PCL,
Class F 457,000 291,605
Diamond Building Products
PCL 319,400 45,856
Dohome PCL - NVDR 512,428 52,819
#Dohome PCL, Class F 1,144,104 117,929
Don Muang Tollway PCL,
Class F 593,700 202,165
Dynasty Ceramic PCL - NVDR 11,200 426
Dynasty Ceramic PCL, Class F 2,874,389 109,341
Eastern Polymer Group PCL 1,091,055 118,486
Eastern Polymer Group PCL
- NVDR 7,600 825
Eastern Water Resources
Development and
Management PCL, Class F 228,700 21,469
Ekachai Medical Care PCL 319,609 50,494
Electricity Generating PCL 85,300 294,386
Electricity Generating PCL
- NVDR 28,200 97,323
*Energy Absolute PCL 3,782,700 306,353
*Energy Absolute PCL - NVDR 4,922,600 398,671
#Erawan Group PCL (The) 3,152,400 228,228
Erawan Group PCL (The)
- NVDR 48,800 3,533
Exotic Food PCL - NVDR 400 167
Exotic Food PCL, Class F 31,600 13,184
#Forth Corp. PCL 183,600 52,099
Forth Corp. PCL - NVDR 2,900 823
Forth Smart Service PCL
- NVDR 7,000 1,439
Forth Smart Service PCL,
Class F 557,300 114,546
Frasers Property Thailand PCL
- NVDR, Class R 1,000 193
GFPT PCL 856,300 240,360
#GFPT PCL - NVDR 465,100 130,552
#Global Power Synergy PCL
- NVDR 4,000 4,264
Global Power Synergy PCL,
Class F 179,700 191,566

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
THAILAND — (Continued)
Gulf Development PCL -
NVDR, Class R 308,873 $ 544,833
Gulf Development PCL, Class
F 293,285 517,337
Gunkul Engineering PCL 3,920,501 351,188
Gunkul Engineering PCL
- NVDR 647,800 58,028
Haad Thip PCL - NVDR 400 185
Haad Thip PCL, Class F 359,300 166,437
Hana Microelectronics PCL,
Class F 262,400 265,640
#Home Product Center PCL 4,430,700 822,325
Home Product Center PCL
- NVDR 337,100 62,565
Humanica PCL, Class F 181,300 24,361
Ichitan Group PCL - NVDR 422,700 162,091
Ichitan Group PCL, Class F 229,300 87,929
Index Livingmall PCL, Class F 243,300 100,761
#Indorama Ventures PCL
- NVDR 102,700 81,127
Indorama Ventures PCL,
Class F 914,100 722,082
#IRPC PCL 12,191,901 792,908
IRPC PCL - NVDR 1,695,200 110,249
I-TAIL Corp. PCL, Class F 277,600 144,772
*Italian-Thai Development
PCL, Class F 5,747,976 44,083
#*JASMINE INTERNATIONAL
PCL 487,900 16,913
#*Jasmine Technology
Solution PCL, Class A 66,200 84,787
Karmarts PCL - NVDR 655,941 152,930
Karmarts PCL, Class F 23,000 5,362
Kasikornbank PCL 92,500 550,502
Kasikornbank PCL - NVDR 25,000 148,784
KCE Electronics PCL - NVDR 1,217,300 1,166,980
KCE Electronics PCL, Class F 11,700 11,216
KGI Securities Thailand PCL
- NVDR 16,300 2,010
KGI Securities Thailand PCL,
Class F 1,919,000 236,656
Khon Kaen Sugar Industry
PCL - NVDR 5,200 255
Khon Kaen Sugar Industry
PCL, Class F 1,185,780 58,202
Khonburi Sugar PCL, Class F 60,100 9,956
Kiatnakin Phatra Bank PCL
- NVDR 68,700 166,494
Kiatnakin Phatra Bank PCL,
Class F 207,900 503,845
Klinique Medical Clinic PCL
(The), Class F 49,200 39,620
Krung Thai Bank PCL - NVDR 258,500 261,692
Krung Thai Bank PCL, Class F 1,151,443 1,165,660
Lalin Property PCL - NVDR 1,500 203
Land & Houses PCL - NVDR 1,422,900 157,142
Land & Houses PCL, Class F 2,199,300 242,886
Lanna Resources PCL 248,000 111,076
Shares Value †
THAILAND — (Continued)
LH Financial Group PCL -
NVDR, Class R 4,900 $ 170
LH Financial Group PCL,
Class F 4,148,200 143,798
LPN Development PCL 1,452,100 69,047
LPN Development PCL
- NVDR 4,000 190
Major Cineplex Group PCL 416,100 85,524
MBK PCL 550,600 287,145
MC Group PCL - NVDR 227,900 77,604
MC Group PCL, Class F 209,000 71,168
MCS Steel PCL 515,900 128,194
MCS Steel PCL - NVDR 5,400 1,342
Mega Lifesciences PCL 200,700 220,110
Mega Lifesciences PCL
- NVDR 182,700 200,369
Minor International PCL
- NVDR 1,783,600 1,132,618
Minor International PCL, Class
F 318,700 202,380
#MK Restaurants Group PCL
- NVDR 125,100 72,917
MK Restaurants Group PCL,
Class F 300,300 175,035
*Mono Next PCL, Class F 956,600 23,770
Moshi Moshi Retail Corp. PLC
- NVDR, Class R 29,800 32,682
Moshi Moshi Retail Corp. PLC,
Class F 13,700 15,025
Namyong Terminal PCL 513,100 67,369
Netbay PCL - NVDR 20,600 10,364
Netbay PCL, Class F 84,100 42,311
Northeast Rubber PCL -
NVDR, Class R 329,100 47,249
Northeast Rubber PCL, Class
F 1,765,600 253,486
NSL Foods PCL - NVDR,
Class R 52,900 35,215
NSL Foods PCL, Class F 83,500 55,586
Origin Property PCL, Class F 960,500 53,332
Osotspa PCL - NVDR 75,500 34,510
Osotspa PCL, Class F 414,900 189,647
Plan B Media PCL, Class F 1,707,100 226,234
Polyplex Thailand PCL, Class
A 515,600 155,008
#Praram 9 Hospital PCL -
NVDR, Class R 249,900 124,193
Praram 9 Hospital PCL, Class
F 279,850 139,077
Precious Shipping PCL
- NVDR 875,800 182,696
Precious Shipping PCL, Class
F 236,600 49,356
Premier Marketing PCL 228,400 79,876
Premier Marketing PCL
- NVDR 4,100 1,434
#Prima Marine PCL - NVDR,
Class R 538,200 146,943
Prima Marine PCL, Class R 552,600 150,875

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
THAILAND — (Continued)
*Property Perfect PCL 4,473,200 $ 5,489
Pruksa Holding PCL 731,600 77,205
Pruksa Holding PCL - NVDR 2,400 253
PTG Energy PCL - NVDR 773,300 193,340
PTG Energy PCL, Class F 1,294,200 323,575
#PTT Exploration & Production
PCL - NVDR 558,000 2,636,153
PTT Exploration & Production
PCL, Class F 60,800 287,237
PTT Global Chemical PCL
- NVDR 488,500 591,940
PTT Global Chemical PCL,
Class F 347,000 420,477
PTT Oil & Retail Business
PCL, Class F 1,152,100 434,721
PTT PCL - NVDR 7,473,200 8,081,304
#Quality Houses PCL - NVDR 497,200 20,591
Quality Houses PCL, Class F 9,687,851 401,215
R&B Food Supply PCL, Class
F 226,900 28,121
Rajthanee Hospital PCL 113,800 44,337
Rajthanee Hospital PCL
- NVDR 11,900 4,636
Ratch Group PCL - NVDR 309,750 275,566
Ratch Group PCL, Class F 225,700 200,792
Ratchaphruek Hospital PCL 408,700 61,184
Regional Container Lines PCL
- NVDR 13,800 13,018
#Regional Container Lines
PCL, Class F 482,900 455,531
Rojana Industrial Park PCL
- NVDR 332,400 47,722
Rojana Industrial Park PCL,
Class F 1,016,500 145,938
S Hotels & Resorts PCL, Class
F 1,657,753 80,860
Sabina PCL 142,300 66,353
Samart Corp. PCL 507,100 80,893
Samart Corp. PCL - NVDR 121,900 19,446
Sansiri PCL 3,100,300 133,152
#Sansiri PCL - NVDR 17,394,600 747,065
#Sappe PCL - NVDR 41,900 37,919
Sappe PCL, Class F 14,600 13,213
SC Asset Corp. PCL 2,469,823 151,534
SC Asset Corp. PCL - NVDR 114,300 7,013
SCB X PCL 266,500 1,070,987
SCB X PCL - NVDR 30,800 123,776
*<SCG Ceramics PCL 342,500 1,996
SCG Packaging PCL, Class F 846,900 649,513
Sermsang Power Corp. Co.,
Ltd. - NVDR, Class R 1,331 165
Sermsang Power Corp. Co.,
Ltd., Class R 311,670 38,627
Siam Cement PCL (The) 210,100 1,546,867
Siam Cement PCL (The)
- NVDR 85,900 632,441
Siam Global House PCL 1,074,577 219,217
#Siam Global House PCL
- NVDR 161,156 32,876
Shares Value †
THAILAND — (Continued)
Siam Wellness Group PCL
- NVDR 51,600 $ 4,875
Siam Wellness Group PCL,
Class F 574,950 54,325
Siamgas & Petrochemicals
PCL 190,300 49,622
Siamgas & Petrochemicals
PCL - NVDR 2,400 626
Sikarin PCL, Class F 175,500 40,110
Singha Estate PCL 2,888,400 43,418
SiS Distribution Thailand PCL,
Class F 64,100 45,424
SISB PCL, Class F 442,300 137,042
*SKY ICT PCL, Class F 122,745 44,809
SPCG PCL 593,675 161,179
SPCG PCL - NVDR 1,800 489
Sri Trang Agro-Industry PCL
- NVDR 1,152,200 629,164
Sri Trang Gloves Thailand
PCL, Class F 1,568,177 495,505
Srithai Superware PCL, Class
F 349,600 10,939
Srivichai Vejvivat PCL 150,100 39,370
Star Petroleum Refining PCL 2,432,900 548,564
*STP & I PCL 1,280,200 157,877
Supalai PCL 965,400 479,775
Supalai PCL - NVDR 516,300 256,586
*Super Energy Corp. PCL -
NVDR, Class R 32,600 110
*Super Energy Corp. PCL,
Class F 33,583,391 113,327
Susco PCL - NVDR 258,700 16,031
Susco PCL, Class F 527,500 32,688
Synnex Thailand PCL 139,500 39,585
TAC Consumer PCL 621,600 102,019
Taokaenoi Food & Marketing
PCL, Class F 857,300 105,724
Thai Airways International
PCL, Class F 1,439,200 264,904
Thai Coconut PCL - NVDR,
Class R 16,000 2,822
Thai Coconut PCL, Class F 430,900 76,008
Thai Life Insurance PCL 743,700 239,554
Thai Oil PCL 785,600 1,156,800
Thai Oil PCL - NVDR 41,600 61,256
Thai Union Group PCL - NVDR 109,500 38,630
Thai Union Group PCL, Class
F 1,446,500 510,308
Thai Vegetable Oil PCL, Class
F 481,320 364,709
*Thaicom PCL 215,300 76,616
#Thaifoods Group PCL
- NVDR 5,100 1,565
#Thaifoods Group PCL, Class
F 3,138,400 962,773
Thaitheparos PCL - NVDR 300 368
Thonburi Healthcare Group
PCL, Class F 44,720 11,455

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
THAILAND — (Continued)
Thoresen Thai Agencies PCL
- NVDR 408,600 $ 62,423
Thoresen Thai Agencies PCL,
Class F 1,893,500 289,275
Tipco Asphalt PCL - NVDR 223,600 92,602
Tipco Asphalt PCL, Class F 451,400 186,944
Tisco Financial Group PCL
- NVDR 121,800 409,145
Tisco Financial Group PCL,
Class F 72,200 242,531
TKS Technologies PCL 134,400 25,769
TKS Technologies PCL
- NVDR 7,440 1,426
TMBThanachart Bank PCL 2,954,900 204,865
TMBThanachart Bank PCL
- NVDR 4,012,400 278,182
TOA Paint Thailand PCL 487,601 194,457
TOA Paint Thailand PCL
- NVDR 1,000 399
TPI Polene PCL - NVDR 19,900 525
TPI Polene PCL, Class F 5,588,693 147,443
TPI Polene Power PCL 3,114,400 183,439
Triple i Logistics PCL 504,500 61,287
True Corp. PCL - NVDR, Class
R 4,562,191 1,917,387
True Corp. PCL, Class F 972,300 408,636
TTW PCL 833,932 236,640
Union Auction PCL - NVDR 600 90
Union Auction PCL, Class F 266,500 40,223
United Paper PCL - NVDR,
Class R 1,100 248
United Paper PCL, Class R 224,200 50,552
Univanich Palm Oil PCL
- NVDR 2,100 947
Univanich Palm Oil PCL, Class
F 695,200 313,504
WHA Corp. PCL - NVDR 2,134,800 293,394
WHA Corp. PCL, Class F 2,872,100 394,724
TOTAL THAILAND 86,397,179
TURKEY — (0.8%)
Afyon Cimento Sanayi TAS 287,039 85,950
Agesa Hayat ve Emeklilik A/S 30,050 160,210
*Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim A/S 238,549 145,078
Akbank TAS 2,817,329 4,564,117
*Akcansa Cimento A/S 63,858 301,873
*Akfen Yenilenebilir Enerji A/S 547,560 269,752
Aksa Akrilik Kimya Sanayii A/S 1,413,294 331,235
*Aksa Enerji Uretim A/S, Class
B 268,498 488,451
*Aksigorta A/S 439,354 67,967
Alarko Holding A/S 486,605 1,030,077
Albaraka Turk Katilim Bankasi
A/S 3,337,979 621,280
*Alkim Alkali Kimya A/S 146,434 65,010
*Alves Kablo Sanayi VE
Ticaret As 235,744 17,009
Anadolu Anonim Turk Sigorta
Sirketi 619,457 395,928
Shares Value †
TURKEY — (Continued)
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 960,568 $ 403,490
Anadolu Hayat Emeklilik A/S 47,628 116,897
Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret A/S, Class C 51,932 81,602
#*Arcelik A/S 39,247 97,195
ARD Grup Bilisim Teknolojileri
A/S 298,229 331,331
Aselsan Elektronik Sanayi Ve
Ticaret A/S 198,962 1,850,487
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 156,133 981,344
Aygaz A/S 1 6
*Bagfas Bandirma Gubre
Fabrikalari A/S 113,217 84,691
Baskent Dogalgaz Dagitim
Gayrimenkul Yatirim Ortakligi
A/S 16,819 19,021
*Baticim Bati Anadolu Cimento
Sanayii A/S 1,708,011 235,120
*BatiSoke Soke Cimento
Sanayii TAS 51,404 43,617
*Bera Holding A/S 438,714 165,544
*Besler Gida Ve Kimya Sanayi
Ve Ticaret A/S 322,835 107,315
BIM Birlesik Magazalar A/S 156,281 2,564,634
#*Biotrend Cevre VE Enerji
Yatirimlari A/S 229,974 102,302
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 5,078 61,473
Borusan Yatirim ve Pazarlama
A/S 641 29,848
*Bosch Fren Sistemleri Sanayi
ve Ticaret A/S 9,119 29,325
*Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 41,860 78,283
Bursa Cimento Fabrikasi A/S 625,546 84,865
*Can2 Termik A/S 21,401,333 847,817
Celebi Hava Servisi A/S 1,285 50,792
Cemtas Celik Makina Sanayi
Ve Ticaret A/S 233,457 56,731
Cimsa Cimento Sanayi VE
Ticaret A/S 346,187 441,308
Coca-Cola Icecek A/S 423,667 703,224
*CW Enerji Muhendislik Ticaret
VE Sanayi A/S 181,326 147,036
*Dap Gayrimenkul Gelistirme
A/S, Class C 177,200 41,335
*Dardanel Onentas Gida
Sanayi A/S 3,211,976 157,810
*Deva Holding A/S 48,133 70,360
Dogan Sirketler Grubu Holding
A/S 1,433,770 721,569
Dogu Aras Enerji Yatirimlari
A/S 66,552 153,917
Dogus Otomotiv Servis ve
Ticaret A/S 164,351 656,535
Efor Yatirim Sanayi Ticaret A/S 165,556 42,319

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TURKEY — (Continued)
*EGE Endustri VE Ticaret A/S 554 $ 77,764
EGE Gubre Sanayii A/S 73,117 205,185
ΩEnerjisa Enerji A/S 83,175 226,047
Enerya Enerji A/S 113,687 22,393
*Erbosan Erciyas Boru Sanayii
ve Ticaret A/S 19,804 86,212
Eregli Demir ve Celik
Fabrikalari TAS 1,597,706 1,241,822
Escar Turizm Tasimacilik
Ticaret A/S – 1
*Esenboga Elektrik Uretim A/S 2,267,944 187,219
Europap Tezol Kagit Sanayi
VE Ticaret A/S 69,677 29,438
*Europen Endustri Insaat
Sanayi VE Ticaret A/S 1,176,340 143,447
#Ford Otomotiv Sanayi A/S 134,921 292,627
Galata Wind Enerji A/S 198,308 132,543
GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret A/S 232,680 47,684
Gentas Genel Metal Sanayi ve
Ticaret A/S 47,945 8,425
*Gezinomi Seyahat Turizm
Ticaret A/S 23,004 36,172
*Girsim Elektrik Sanayi Taahut
Ve Ticaret A/S 156,262 172,223
Global Yatirim Holding A/S 2,465,904 834,979
Goknur Gida Maddeleri Ithalat
Ihracat Ticaret Ve Sanayi A/S 146,850 70,135
Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S. 11,667 94,568
*Gubre Fabrikalari TAS 20,616 242,046
*Hektas Ticaret TAS – –
*Hitit Bilgisayar Hizmetleri A/S 57,734 53,895
*HUN Yenilenebilir Enerji
Uretim A/S 914,223 64,746
*Ihlas Holding A/S 3,308,579 164,020
*Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S 605,748 136,741
Is Yatirim Menkul Degerler A/S 410,478 384,090
Isik Plastik Sanayi VE DIS
Ticaret Pazarlama A/S 73,148 33,996
*Izdemir Enerji Elektrik Uretim
A/S 898,930 213,269
*Izmir Demir Celik Sanayi A/S 961,392 149,577
Jantsa Jant Sanayi Ve Ticaret
A/S 57,610 22,529
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 98,147 74,026
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S 2,995,497 2,553,661
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 177,291 138,899
*Karel Elektronik Sanayi ve
Ticaret A/S 1 –
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 112,527 28,714
Katilimevim Tasarruf
Finansman A/S 77,282 196,691
Shares Value †
TURKEY — (Continued)
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 6,936,313 $ 440,574
*Kayseri Seker Fabrikasi A/S 781,174 81,774
*Kervan Gida Sanayi Ve
Ticaret A/S, Class B 150,710 10,406
KOC Holding A/S 357,401 1,599,356
Kocaer Celik Sanayi Ve
Ticaret A/S 87,489 22,712
*LDR Turizm A/S 71,640 188,673
Lila Kagit Sanayi VE Ticaret
A/S 67,854 52,590
Logo Yazilim Sanayi Ve
Ticaret A/S 65,178 207,140
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S 186,028 62,250
*Margun Enerji Uretim Sanayi
VE Ticaret A/S 424,433 601,639
*Marmara Holding A/S – –
Matriks Finansal Teknolojiler
A/S 1 –
ΩMavi Giyim Sanayi Ve
Ticaret A/S, Class B 683,921 655,696
*Mega Metal Sanayi VE
Ticaret A/S 11,148 19,997
*Menderes Tekstil Sanayi ve
Ticaret AS 303,135 84,531
#*MIA Teknoloji A/S 141,418 125,066
Migros Ticaret A/S 54,918 779,686
Ω*MLP Saglik Hizmetleri A/S,
Class B 72,371 712,342
*Mogan Enerji Yatirim Holding
A/S 98,818 31,842
Naturelgaz Sanayi ve Ticaret
A/S 320,480 88,658
*NET Holding A/S 240,235 203,843
Nuh Cimento Sanayi A/S 32,834 179,921
*ODAS Elektrik Uretim ve
Sanayi Ticaret A/S 3,192,216 484,646
*Orge Enerji Elektrik Taahhut
A/S 57,520 108,841
Osmanli Yatirim Menkul
Degerler A/S 1 –
#Oyak Cimento Fabrikalari A/S 682,208 357,827
*Parsan Makina Parcalari
Sanayii A/S 39,614 73,074
#*Pegasus Hava Tasimaciligi
A/S 335,268 1,340,041
*Penta Teknoloji Urunleri
Dagitim Ticaret A/S 245,000 77,537
#*Petkim Petrokimya Holding
A/S 2,472,990 1,308,062
Platform Turizm Tasimacilik
Gida Insaat Temizlik Hizmetleri
Sanayi VE Ticaret A/S 85,823 50,903
*Polisan Holding A/S 362,808 170,866
*Qua Granite Hayal 2,838,269 233,671
*Ral Yatirim Holding A/S 70,326 523,735
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 158,683 70,237

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
TURKEY — (Continued)
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 271,984 $ 159,273
#*Sasa Polyester Sanayi A/S 1,664,204 115,650
Sekerbank Turk A/S 4,477,374 1,215,839
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 51,061 117,525
*Sok Marketler Ticaret A/S 226,323 254,950
SUN Tekstil Sanayi Ve Ticaret
A/S 37,830 29,889
Suwen Tekstil Sanayi
Pazarlama A/S 156,238 29,737
*Tapdi Oksijen Ozel Saglik
Hizmetleri Sanayi VE Ticaret
A/S 76,942 42,673
*TAV Havalimanlari Holding
A/S 180,832 1,114,573
#Tekfen Holding A/S 240,445 758,828
*Tera Yatirim Menkul Degerler
A/S 16,246 86,651
Tofas Turk Otomobil Fabrikasi
A/S 62,349 406,371
*Tukas Gida Sanayi ve Ticaret
A/S 8,378,850 474,714
*Tumosan Motor ve Traktor
Sanayi A/S 54,947 123,916
Turcas Holding A/S 81,628 83,607
*Turk Altin Isletmeleri A/S 77,814 71,262
#Turk Hava Yollari AO 412,743 2,815,729
*Turk Telekomunikasyon A/S 638,852 878,718
Turk Traktor ve Ziraat
Makineleri A/S 5,358 52,646
Turkcell Iletisim Hizmetleri A/S 1,275,493 3,164,403
Turkcell Iletisim Hizmetleri A/S,
Sponsored ADR 40,975 258,962
Turkiye Garanti Bankasi A/S 318,736 943,833
Turkiye Is Bankasi A/S 5,833,687 1,851,401
Turkiye Petrol Rafinerileri A/S 1,001,021 6,003,723
#Turkiye Sigorta A/S 1,063,018 330,776
Turkiye Sise ve Cam
Fabrikalari A/S 657,190 696,100
*Turkiye Vakiflar Bankasi TAO 1,735,875 1,216,291
Ulker Biskuvi Sanayi A/S 613,833 1,683,176
*Usak Seramik Sanayii AS 2,519,742 97,032
*Yapi ve Kredi Bankasi A/S 2,316,899 1,899,268
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 184,664 179,005
*Yayla Agro Gida Sanayi VE
Nakliyat A/S 619,766 160,069
*YEO Teknoloji Enerji VE
Endustri A/S 43,137 53,271
Ziraat Gayrimenkul Yatirim
Ortakligi A/S 277,059 134,161
#*Zorlu Enerji Elektrik Uretim
A/S, Class H 300,862 20,375
TOTAL TURKEY 66,941,397
UNITED ARAB EMIRATES — (1.2%)
Abu Dhabi Aviation Co. 7,277 10,501
Abu Dhabi Commercial Bank
PJSC 1,778,426 6,681,989
Shares Value †
UNITED ARAB EMIRATES — (Continued)
Abu Dhabi Islamic Bank PJSC 1,225,529 $ 7,314,001
Abu Dhabi National Hotels 3,824,634 385,285
Abu Dhabi National Insurance
Co. PSC 7,110 14,944
Abu Dhabi National Oil Co. for
Distribution PJSC 2,044,867 2,043,253
*Abu Dhabi Ports Co. PJSC 1,171,930 1,384,785
Abu Dhabi Ship Building Co.
PJSC 56,725 115,059
ADNOC Drilling Co. PJSC 1,701,119 2,621,453
ADNOC Logistics & Services 1,117,457 1,785,911
Agthia Group PJSC 483,874 491,396
Air Arabia PJSC 2,710,615 3,653,120
Ajman Bank PJSC 1,590,806 623,693
Aldar Properties PJSC 1,244,145 2,611,658
Alef Education Holding PLC 38,684 10,332
Alpha Dhabi Holding PJSC 387,072 793,556
Amanat Holdings PJSC 1,601,089 557,977
Americana Restaurants
International PLC - Foreign Co. 1,542,134 835,538
*Apex Investment Co. PSC 441,802 387,324
*Bank of Sharjah 1,202,536 405,986
Burjeel Holdings PLC 755,007 215,840
Dana Gas PJSC 8,339,380 2,043,465
Deyaar Development PJSC 1,924,064 429,560
Dubai Electricity & Water
Authority PJSC 1,290,939 931,414
Dubai Financial Market PJSC 2,544,724 990,758
Dubai Investments PJSC 3,207,228 3,545,249
Dubai Islamic Bank PJSC 2,565,611 4,987,466
Dubai Taxi Co. Pjsc 97,318 53,787
Emaar Development PJSC 1,206,365 4,788,805
Emaar Properties PJSC 5,314,427 17,073,767
Emirates Central Cooling
Systems Corp. 1,113,369 469,853
Emirates Driving Co. 282,852 236,422
Emirates Integrated
Telecommunications Co. PJSC 383,969 1,126,953
Emirates NBD Bank PJSC 1,505,691 11,888,437
*Emirates Reem Investments
PJSC 54,194 32,904
Emirates Telecommunications
Group Co. PJSC 970,497 4,914,711
*EMSTEEL Building Materials
PJSC 1,279,169 383,099
Fertiglobe PLC 1,291,860 1,315,461
First Abu Dhabi Bank PJSC 1,474,492 7,049,492
*Ghitha Holding PJSC 54,535 161,843
*Gulf Navigation Holding PJSC 439,374 324,186
*Gulf Pharmaceutical
Industries PSC 597,241 169,112
*Manazel PJSC 1,825,144 122,243
*Modon Holding PSC 1,195,947 954,048
National Bank of Ras Al-
Khaimah PSC (The), Class K 39,201 88,052
National Central Cooling Co.
PJSC 500,530 369,309
*National Corp. for Tourism &
Hotels 231,311 115,249

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value †
UNITED ARAB EMIRATES — (Continued)
NMDC Group PJSC 148,719 $ 775,806
Palms Sports PrJSC 159,354 301,102
Parkin Co. PJSC 255,748 362,082
*Presight AI Holding PLC 514,207 436,801
Pure Health Holding Pjsc 137,524 79,753
*RAK Properties PJSC 2,499,684 728,215
Ras Al Khaimah Ceramics
PJSC 690,585 455,013
Salik Co. PJSC 1,241,075 1,892,243
Sharjah Islamic Bank 2,808,114 2,263,067
*SHUAA CAPITAL PSC, Class
A 2,062,298 114,544
Spinneys 1961 Holding PLC 105,537 33,906
Taaleem Holdings PJSC 154,713 137,742
TECOM Group PJSC 494,197 453,441
Union Properties PJSC 3,345,952 659,552
TOTAL UNITED ARAB
EMIRATES 106,202,513
TOTAL COMMON STOCKS 8,483,972,558
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
Alpargatas SA 3.140% 172,700 416,638
Axia Energia SA 6.010% 63,500 874,935
Banco do Estado do Rio
Grande do Sul SA, Class B
0.560% 404,549 1,268,275
Cia Energetica de Minas
Gerais 6.420% 989,165 2,489,589
Energisa S/A 4.240% 209 417
Gerdau SA 2.740% 101,310 459,742
Isa Energia Brasil SA 0.480% 236,600 1,401,346
Itau Unibanco Holding SA
4.200% 1,149,600 9,965,323
Marcopolo SA 10.730% 1,107,838 1,440,830
Petroleo Brasileiro SA -
Petrobras 2.420% 3,741,900 36,860,238
Schulz SA 5.600% 236,847 247,666
Track & Field Co. SA 0.180% 28,995 89,329
Unipar Carbocloro SA
16.240% 45,600 573,295
TOTAL BRAZIL 56,087,623
COLOMBIA — (0.0%)
Grupo Argos SA 5.650% 32,858 110,251
Grupo Aval Acciones y Valores
SA 3.470% 877,330 194,559
Grupo Cibest SA 7.220% 15,430 265,497
Shares Value †
COLOMBIA — (Continued)
Grupo de Inversiones
Suramericana SA 3.710% 59,816 $ 667,037
TOTAL COLOMBIA 1,237,344
INDIA — (0.0%)
TVS Motor Co., Ltd. 6.000% 711,852 76,500
TOTAL INDIA 76,500
TOTAL PREFERRED
STOCKS 57,401,467
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
*<Parque Arauco SA 06/02/26 36,320 16,893
TOTAL CHILE 16,893
KOREA, REPUBLIC OF — (0.0%)
*SKC Co., Ltd. 05/15/26 806 25,649
TOTAL KOREA, REPUBLIC
OF 25,649
MALAYSIA — (0.0%)
*Lianson Fleet Group BHD
12/31/30 840 59
TOTAL MALAYSIA 59
THAILAND — (0.0%)
*Better World Green PCL
05/28/27 21,533 26
TOTAL THAILAND 26
UNITED ARAB EMIRATES — (0.0%)
*Sharjah Islamic Bank
05/08/26 936,038 102,195
TOTAL UNITED ARAB
EMIRATES 102,195
TOTAL RIGHTS/WARRANTS 144,822
TOTAL INVESTMENT SECURITIES — (98.5%)
(Cost $5,372,547,617) 8,541,518,847
SECURITIES LENDING COLLATERAL — (1.5%)
@§The DFA Short Term
Investment Fund 11,239,397 130,039,826
TOTAL INVESTMENTS — ( 100.0% )
(Cost $5,502,587,443) $ 8,671,558,673
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $346,080,587 which represented 4.1% of the net assets of the Fund.

Dimensional Emerging Markets Core Equity 2 ETF
continued
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ........................ $ 281,909,660 $ — $ — $ 281,909,660
Chile ......................... 35,220,399 — — 35,220,399
China ........................ 2,019,406,136 1,839,074 153,927 2,021,399,137
Colombia ..................... 9,259,785 — — 9,259,785
Czechia ...................... 8,921,932 — — 8,921,932
Egypt ........................ 2,006,332 — — 2,006,332
Greece ....................... 40,836,552 — — 40,836,552
Hong Kong .................... 298,707 — — 298,707
Hungary ...................... 18,610,413 — — 18,610,413
India ......................... 1,082,356,524 7,196,724 — 1,089,553,248
Indonesia ..................... 93,014,977 — 4,463 93,019,440
Korea, Republic of .............. 1,504,837,298 363,345 136,353 1,505,336,996
Kuwait ....................... 51,032,422 — 57,842 51,090,264
Malaysia ...................... 100,919,686 — — 100,919,686
Mexico ....................... 133,166,572 — — 133,166,572
Peru ......................... 5,534,480 — — 5,534,480
Philippines .................... 25,768,927 — — 25,768,927
Poland ....................... 98,954,474 — — 98,954,474
Qatar ........................ 46,257,194 — — 46,257,194
Saudi Arabia ................... 211,185,969 755,194 — 211,941,163
South Africa ................... 248,468,726 — — 248,468,726
Taiwan ....................... 2,195,938,467 18,915 — 2,195,957,382
Thailand ...................... — 86,395,183 1,996 86,397,179
Turkey ....................... 66,941,397 — — 66,941,397
United Arab Emirates ............ 105,472,341 730,172 — 106,202,513
Preferred Stocks
Brazil ........................ 56,087,623 — — 56,087,623
Colombia ..................... 1,237,344 — — 1,237,344
India ......................... 76,500 — — 76,500
Rights/Warrants
Chile ......................... — — 16,893 16,893
Korea, Republic of .............. 25,649 — — 25,649
Malaysia ...................... 59 — — 59
Thailand ...................... 26 — — 26
United Arab Emirates ............ 102,195 — — 102,195
Securities Lending Collateral ........ — 130,039,826 — 130,039,826
Total Investments .................
$8,443,848,766 $227,338,433 $371,474> $8,671,558,673
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional Emerging Markets ex China Core Equity ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value †
COMMON STOCKS — (97.0%)
BRAZIL — (4.9%)
Allied Tecnologia SA 9,500 $ 11,917
Allos SA 15,100 92,890
Alupar Investimento SA 6,636 45,950
Ambev SA 21,600 62,905
#Ambev SA, Sponsored ADR 42,618 124,445
Anima Holding SA 35,100 27,968
Armac Locacao Logistica E
Servicos SA 200 192
Auren Energia SA 6,500 18,121
Axia Energia SA 700 8,718
*Axia Energia SA 1,077 12,959
*Axia Energia SA, ADR 4,283 51,610
#Axia Energia SA, Sponsored
ADR 16,300 204,565
Azzas 2154 SA 4,700 20,395
B3 SA - Brasil Bolsa Balcao 68,900 249,331
Banco ABC Brasil SA 5,972 30,037
ΩBanco BMG SA 415 446
Banco Bradesco SA 22,300 86,472
Banco Bradesco SA 8,500 28,524
Banco Bradesco SA,
Sponsored ADR 52,100 202,148
Banco BTG Pactual SA 17,766 211,592
Banco do Brasil SA 34,600 154,236
Banco Pine SA 7,900 22,785
Banco Santander Brasil SA 21,100 122,982
#Banco Santander Brasil SA,
Sponsored ADR 43,700 256,082
BB Seguridade Participacoes
SA 14,800 100,639
Bemobi Mobile Tech SA 200 1,052
Blau Farmaceutica SA 130 262
Boa Safra Sementes SA 209 293
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 7,400 27,625
BrasilAgro - Co. Brasileira de
Propriedades Agricolas, ADR 200 762
Brava Energia 9,436 36,230
C&A MODAS SA 13,800 31,354
Caixa Seguridade
Participacoes S/A 700 2,541
Camil Alimentos SA 400 510
Cia Brasileira de Aluminio 24,500 52,074
*Cia Brasileira de Distribuicao 20,000 9,634
Cia de Ferro Ligas da Bahia
FERBASA 13,100 20,219
#Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 8,559 287,839
Cia de Saneamento de Minas
Gerais Copasa MG 7,200 78,093
Cia De Sanena Do Parana 22,200 180,633
Cia De Sanena Do Parana 500 936
Cia De Sanena Do Parana 2,200 3,480
Shares Value †
BRAZIL — (Continued)
Cia Energetica de Minas
Gerais 500 $ 1,687
Cia Energetica de Minas
Gerais, Sponsored ADR 36,300 91,476
#Cia Paranaense de Energia -
Copel, ADR 13,802 177,632
*Cia Siderurgica Nacional SA 60,600 75,775
Cogna Educacao SA 500,830 279,445
Construtora Tenda S/A 11,100 62,602
*Cosan SA, Class H, ADR 5,175 20,855
CPFL Energia SA 9,400 92,313
Cruzeiro do Sul Educacional
SA 18,700 20,192
Cury Construtora e
Incorporadora SA 12,875 77,678
*CVC Brasil Operadora e
Agencia de Viagens SA 32,899 12,744
*Cyrela Brazil Realty
SA Empreendimentos e
Participacoes 4,417 18,918
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 23,300 109,850
ΩDesktop SA 7,600 28,067
Dexco SA 52,192 54,576
*Diagnosticos da America SA 22,004 14,927
Dimed SA Distribuidora da
Medicamentos 8,600 23,423
Direcional Engenharia SA 19,400 50,034
EcoRodovias Infraestrutura e
Logistica SA 21,900 38,636
Embraer SA, Sponsored ADR 1,193 74,801
Empreendimentos Pague
Menos S/A 59,056 65,902
Energisa S/A 11,110 117,781
*Eneva SA 14,500 78,809
Engie Brasil Energia SA 4,620 32,742
Equatorial SA 23,343 198,273
Eucatex SA Industria e
Comercio 100 431
Even Construtora e
Incorporadora S/A 400 500
Ez Tec Empreendimentos e
Participacoes S/A 12,206 34,175
Fleury SA 25,659 82,811
Fras-Le SA 207 898
Gerdau SA, Sponsored ADR 33,300 152,181
ΩGPS Participacoes e
Empreendimentos SA 21,372 64,686
Grendene SA 26,900 23,648
Grupo Mateus SA 20,200 17,595
Grupo SBF SA 14,600 32,292
GUARARAPES
CONFECCOES SA 18,250 35,127
Hospital Mater Dei SA 300 346

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
BRAZIL — (Continued)
Hypera SA 25,787 $ 116,607
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 8,500 24,345
Iochpe Maxion SA 16,900 32,054
Irani Papel e Embalagem SA 12,500 19,569
IRB-Brasil Resseguros SA 9,652 103,641
Itau Unibanco Holding SA,
Sponsored ADR 53,816 468,199
*Jalles Machado SA 500 321
*JBS NV 7,850 124,720
JHSF Participacoes SA 56,000 141,057
JSL SA 400 567
Kepler Weber SA 8,642 13,494
Klabin SA 44,627 156,567
Lavvi Empreendimentos
Imobiliarios SA 200 524
Localiza Rent a Car SA 22,900 211,011
Localiza Rent a Car SA, Class
A 880 7,796
LOG Commercial Properties e
Participacoes SA 100 534
*Log-in Logistica Intermodal
SA 100 620
*Lojas Quero-Quero SA 888 321
Lojas Renner SA 52,120 142,267
ΩLWSA SA 31,000 23,581
M Dias Branco SA 5,000 23,563
Magazine Luiza SA 25,725 42,493
Mahle Metal Leve SA 5,100 34,854
Marcopolo SA 110 142
MBRF Global Foods Co. SA 15,100 52,824
#MBRF Global Foods Co. SA,
ADR 11,928 41,152
Melnick Even Desenvolvimento
Imobiliario SA 300 203
Mills Locacao Servicos e
Logistica SA 19,500 49,744
Minerva SA 39,500 30,126
Motiva Infraestrutura de
Mobilidade SA 27,500 88,311
Moura Dubeux Engenharia S/A 5,896 35,726
Movida Participacoes SA 16,952 41,305
*MRV Engenharia e
Participacoes SA 19,300 26,805
Multiplan Empreendimentos
Imobiliarios SA 12,891 82,069
*Natura Cosmeticos SA 15,900 32,519
Oceanpact Servicos Maritimos
SA 400 829
Odontoprev SA 16,600 50,809
Petroleo Brasileiro SA
- Petrobras 7,000 76,893
#Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 79,750 1,585,430
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 61,950 1,364,758
Petroreconcavo S/A 12,900 33,555
Shares Value †
BRAZIL — (Continued)
Plano & Plano
Desenvolvimento Imobiliario
SA 2,000 $ 4,090
Porto Seguro SA 7,200 71,951
Positivo Tecnologia SA 300 253
*PRIO SA 38,700 515,829
Profarma Distribuidora de
Produtos Farmaceuticos SA 100 159
Qualicorp Consultoria e
Corretora de Seguros SA 800 287
Raia Drogasil SA 44,574 196,282
*Raizen SA 3,700 349
ΩRede D'Or Sao Luiz SA 6,953 53,546
Romi SA 200 275
Rumo SA 13,000 41,042
Sao Martinho S/A 13,600 44,138
Sendas Distribuidora S/A 52,000 92,365
#Sendas Distribuidora S/A,
ADR 6,880 62,333
ΩSer Educacional SA 14,100 35,969
SIMPAR SA 32,518 71,923
SLC Agricola SA 16,545 56,452
Smartfit Escola de Ginastica e
Danca SA 15,284 52,977
Suzano SA 1,000 8,799
#Suzano SA, Class A,
Sponsored ADR 21,300 188,931
SYN prop e tech SA 200 159
Tegma Gestao Logistica SA 4,410 28,235
#Telefonica Brasil SA, ADR 6,400 101,568
TIM SA 1,000 5,168
TIM SA, ADR 4,120 106,873
TOTVS SA 6,800 43,482
Transmissora Alianca de
Energia Eletrica S/A 23,100 197,136
Tres Tentos Agroindustrial S/A 11,500 38,776
Trisul SA 390 381
Ultrapar Participacoes SA,
Sponsored ADR 33,300 199,467
Unifique Telecomunicacoes
S/A, Class A 330 453
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas 300 485
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas, Class A 21,300 35,440
Vale SA, Class B, Sponsored
ADR 102,900 1,683,444
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 3,600 14,256
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 23,600 18,757
Veste SA Estilo 400 286
Vibra Energia SA 63,087 421,644
Vivara Participacoes SA 16,100 83,402
Vulcabras SA 6,148 19,472
WEG SA 18,748 168,801
Wiz Co. 200 356

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
BRAZIL — (Continued)
YDUQS Participacoes SA 43,500 $ 86,085
TOTAL BRAZIL 15,179,255
CHILE — (0.7%)
Administradora de Fondos de
Pensiones Habitat SA 14,113 22,355
Aguas Andinas SA, Class A 58,434 22,033
Banco de Chile, Sponsored
ADR 4,626 175,187
Banco de Credito e
Inversiones SA 1,816 122,270
Banco Itau Chile SA 1,943 39,590
Banco Santander Chile,
Sponsored ADR 3,473 111,067
Banvida SA 744 622
Besalco SA 10,367 14,488
BICECORP SA 48,546 21,702
*CAP SA 2,128 16,531
Cencosud SA 25,751 64,875
Cencosud Shopping SA 9,749 29,451
#Cia Cervecerias Unidas SA,
Sponsored ADR 4,055 46,348
Colbun SA 547,550 81,251
Embotelladora Andina SA,
Sponsored ADR 989 27,900
Empresa Nacional de
Telecomunicaciones SA 21,684 85,485
Empresas CMPC SA 38,351 47,400
Empresas Copec SA 9,184 64,103
Empresas Lipigas SA 320 2,901
Enel Americas SA 242,021 22,513
Enel Chile SA, Sponsored
ADR 19,681 89,155
Engie Energia Chile SA 20,464 38,989
Falabella SA 7,136 43,068
Forus SA 436 1,063
Inversiones Aguas
Metropolitanas SA 43,830 47,566
Inversiones La Construccion
SA 1,550 36,011
Latam Airlines Group SA, ADR 2,014 95,726
Parque Arauco SA 43,801 194,989
Plaza SA 11,992 59,360
Ripley Corp. SA 59,629 25,211
Salfacorp SA 32,695 50,381
SMU SA 283,562 42,907
Sociedad Matriz SAAM SA 11,120 1,810
*Sociedad Quimica y Minera
de Chile SA, Sponsored ADR 2,536 233,743
SONDA SA 39,829 12,769
Vina Concha y Toro SA 26,057 25,607
TOTAL CHILE 2,016,427
COLOMBIA — (0.2%)
Almacenes Exito SA 7,835 9,065
Celsia SA 18,337 25,207
Cementos Argos SA 13,204 43,286
*Corp Financiera Colombiana
SA 12,003 51,253
Grupo Argos SA 9,093 39,578
Shares Value †
COLOMBIA — (Continued)
Grupo Aval Acciones y Valores
SA, Class A, Sponsored ADR 10,731 $ 47,860
Grupo Cibest SA 220 4,572
Grupo Cibest SA, ADR 3,469 236,551
Grupo de Inversiones
Suramericana SA 3,479 49,128
Grupo Energia Bogota SA ESP 35,969 30,172
Interconexion Electrica SA
ESP 2,606 20,202
Mineros SA 7,286 27,297
Organizacion Terpel SA 5,800 28,249
Promigas SA ESP 9,573 16,667
TOTAL COLOMBIA 629,087
CZECHIA — (0.1%)
CEZ A/S 3,046 175,510
Komercni Banka A/S 1,472 78,369
ΩMoneta Money Bank A/S 12,861 113,231
Philip Morris CR A/S 28 25,609
TOTAL CZECHIA 392,719
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), GDR 29,781 74,006
TOTAL EGYPT 74,006
GREECE — (0.8%)
Aegean Airlines SA 4,919 64,338
*Aktor SA Holding Company
Technical And Energy Projects 2,139 27,250
Allwyn AG 3,080 43,717
Alpha Bank SA 39,488 157,493
Athens International Airport SA 3,623 41,267
Athens Water Supply &
Sewage Co. SA 1,683 20,295
Autohellas Tourist and Trading
SA 1,901 24,083
Avax SA 184 658
*Ballys Intralot SA 46,492 60,755
Bank of Greece 729 12,742
Cenergy Holdings SA 2,054 57,441
Ellaktor SA 392 605
ElvalHalcor SA 188 878
Eurobank SA 38,583 166,556
Fourlis Holdings SA 124 660
GEK TERNA SA 3,357 160,904
Hellenic Telecommunications
Organization SA 2,935 62,557
HELLENiQ ENERGY Holdings
S.A. 6,745 77,817
Holding Co. ADMIE IPTO SA 9,815 37,822
JUMBO SA 4,096 111,664
Kri-Kri Milk Industry SA 20 576
*LAMDA Development SA 5,615 39,849
Lavipharm SA 212 383
*Metlen Energy & Metals PLC 2,772 113,809
Motor Oil Hellas Corinth
Refineries SA 4,050 180,532
National Bank of Greece SA 20,354 320,538
Optima bank SA 11,923 123,918
*Piraeus Bank SA 23,493 219,089

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
GREECE — (Continued)
Piraeus Port Authority SA 401 $ 17,757
Profile Systems & Software SA 32 283
Public Power Corp. SA 3,365 71,091
Quest Holdings SA 1,410 11,578
Sarantis SA 1,712 28,718
Thrace Plastics Holding and
Co., Class A 52 250
Titan SA 1,889 101,355
TOTAL GREECE 2,359,228
HUNGARY — (0.3%)
#*4iG Nyrt 5,425 40,499
ANY Security Printing Co. 1,032 24,507
Magyar Telekom
Telecommunications PLC 13,148 103,908
MOL Hungarian Oil & Gas PLC 13,749 182,983
Opus Global Nyrt 854 902
OTP Bank Nyrt 4,855 649,893
*PannErgy Nyrt 36 256
Richter Gedeon Nyrt 1,199 50,426
TOTAL HUNGARY 1,053,374
INDIA — (15.5%)
360 ONE WAM, Ltd. 4,839 52,750
3M India, Ltd. 103 36,137
Aarti Drugs, Ltd. 1,992 7,898
Aarti Industries, Ltd. 6,510 34,809
Aarti Pharmalabs, Ltd. 3,976 31,010
ABB India, Ltd. 506 38,544
Action Construction
Equipment, Ltd. 778 7,276
Acutaas Chemicals, Ltd. 1,502 41,051
*Adani Energy Solutions, Ltd. 12,206 172,615
Adani Enterprises, Ltd. 1,396 35,423
*Adani Green Energy, Ltd. 4,066 52,570
Adani Ports & Special
Economic Zone, Ltd. 15,865 277,021
*Adani Power, Ltd. 129,840 303,486
Adani Total Gas, Ltd. 5,357 35,823
ADF Foods, Ltd. 168 468
*Aditya Birla Fashion and
Retail, Ltd. 8,386 5,672
*Aditya Birla Lifestyle Brands,
Ltd. 5,407 5,855
Aditya Birla Sun Life Asset
Management Co., Ltd. 3,819 40,848
ΩAditya Vision, Ltd. 4,400 24,319
Advanced Enzyme
Technologies, Ltd. 140 513
*Advent Hotels International
Pvt, Ltd. 6 10
Aegis Logistics, Ltd. 8,260 61,001
*Aether Industries, Ltd. 169 2,086
Ahluwalia Contracts India, Ltd. 1,099 10,317
AIA Engineering, Ltd. 2,163 90,008
Ajanta Pharma, Ltd. 1,778 52,877
Alembic Pharmaceuticals, Ltd. 2,912 23,164
Alembic, Ltd. 284 273
Alkem Laboratories, Ltd. 1,329 75,612
*Allcargo Worldwide, Ltd. 1,332 327
Shares Value †
INDIA — (Continued)
Amara Raja Energy & Mobility,
Ltd. 5,056 $ 46,587
*Amber Enterprises India, Ltd. 434 36,690
Ambuja Cements, Ltd. 5,554 25,993
Amrutanjan Health Care, Ltd. 48 289
Andhra Sugars, Ltd. (The) 300 309
Angel One, Ltd. 43,471 141,391
*Antelopus Selan Energy, Ltd. 24 175
Ω*Antony Waste Handling
Cell, Ltd. 56 300
Anup Engineering, Ltd. (The) 224 4,867
Anupam Rasayan India, Ltd. 50 708
Apar Industries, Ltd. 1,435 186,432
Apcotex Industries, Ltd. 76 322
APL Apollo Tubes, Ltd. 6,099 122,412
Apollo Hospitals Enterprise,
Ltd. 2,177 175,155
Apollo Micro Systems, Ltd. 220 689
Apollo Pipes, Ltd. 60 286
Apollo Tyres, Ltd. 27,479 118,238
Artemis Medicare Services,
Ltd. 88 226
Arvind Fashions, Ltd. 6,978 32,580
Arvind, Ltd. 16,390 68,823
Asahi India Glass, Ltd. 3,376 29,745
Ashapura Minechem, Ltd. 2,331 15,504
Ashiana Housing, Ltd. 128 462
Ashok Leyland, Ltd. 209,928 358,507
*Ashoka Buildcon, Ltd. 16,547 23,405
Asian Paints, Ltd. 7,205 185,564
ΩAster DM Healthcare, Ltd. 14,033 103,650
Astra Microwave Products, Ltd. 2,641 31,309
Astral, Ltd. 2,184 35,199
AstraZeneca Pharma India,
Ltd. 185 16,008
Atul, Ltd. 949 68,165
ΩAU Small Finance Bank, Ltd. 9,466 101,323
AurionPro Solutions, Ltd. 334 3,061
Aurobindo Pharma, Ltd. 14,693 215,100
Automotive Axles, Ltd. 20 389
Avantel, Ltd. 11,526 18,063
Avanti Feeds, Ltd. 3,509 51,045
Ω*Avenue Supermarts, Ltd. 1,067 51,554
*AvenuesAI, Ltd. 32,994 4,776
Axis Bank, Ltd. 56,613 756,500
Axis Bank, Ltd., GDR 407 27,147
*AXISCADES Technologies,
Ltd. 865 18,305
Bajaj Auto, Ltd. 2,042 215,014
*Bajaj Consumer Care, Ltd. 1,516 7,195
Bajaj Finserv, Ltd. 6,036 111,112
*Bajaj Hindusthan Sugar, Ltd. 70,936 15,172
Balaji Amines, Ltd. 36 506
Balkrishna Industries, Ltd. 1,969 44,826
Balmer Lawrie & Co., Ltd. 232 460
Balrampur Chini Mills, Ltd. 13,283 72,920
Banco Products India, Ltd. 3,692 24,061
ΩBandhan Bank, Ltd. 60,679 127,682
Bank of Baroda 54,163 150,345

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
INDIA — (Continued)
Bank of India 1,644 $ 2,423
Bank of Maharashtra 32,981 27,232
Bannari Amman Sugars, Ltd.,
Class F 16 628
Bayer CropScience, Ltd. India 576 28,912
BEML, Ltd. 1,222 23,253
Berger Paints India, Ltd. 5,283 26,333
*BF Utilities, Ltd. 56 330
Bhansali Engineering
Polymers, Ltd. 364 369
Bharat Bijlee, Ltd. 20 653
Bharat Dynamics, Ltd. 1,676 24,087
Bharat Electronics, Ltd. 67,151 305,143
Bharat Forge, Ltd. 15,847 314,156
Bharat Heavy Electricals, Ltd. 62,026 230,299
Bharat Petroleum Corp., Ltd. 31,913 101,021
Bharat Rasayan, Ltd. 16 233
Bharti Airtel, Ltd. 63,464 1,261,607
Biocon, Ltd. 14,818 56,149
Birla Corp., Ltd. 3,499 33,529
BirlaNu, Ltd. 16 230
Birlasoft, Ltd. 7,835 30,498
Black Box, Ltd. 1,813 12,217
Bliss Gvs Pharma, Ltd. 136 397
BLS International Services,
Ltd. 7,530 22,080
Blue Dart Express, Ltd. 162 9,329
Blue Star, Ltd. 1,915 35,934
Bombay Burmah Trading Co. 2,729 43,160
Bombay Dyeing &
Manufacturing Co., Ltd. 3,763 4,482
*Borosil, Ltd. 108 281
Bosch, Ltd. 82 31,098
Britannia Industries, Ltd. 3,003 181,166
BSE, Ltd. 4,333 166,196
*Camlin Fine Sciences, Ltd. 388 519
Campus Activewear, Ltd. 8,433 22,049
Canara Bank 57,028 80,903
Cantabil Retail India, Ltd. 116 296
*Capacit'e Infraprojects, Ltd. 3,021 8,034
Caplin Point Laboratories, Ltd. 841 15,143
Care Ratings, Ltd. 1,745 30,711
*Cartrade Tech, Ltd. 8,554 146,307
Carysil, Ltd. 1,115 10,607
Castrol India, Ltd. 36,050 70,198
CCL Products India, Ltd. 6,915 82,698
Ceat, Ltd. 3,447 125,120
Cello World, Ltd. 1,910 8,402
Cemindia Projects, Ltd. 2,937 25,227
Central Depository Services
India, Ltd. 6,642 89,014
Centum Electronics, Ltd. 16 480
Century Enka, Ltd. 56 248
Century Plyboards India, Ltd. 192 1,614
Cera Sanitaryware, Ltd. 515 28,501
CESC, Ltd. 31,370 61,981
CG Power & Industrial
Solutions, Ltd. 14,101 120,837
Chalet Hotels, Ltd. 527 4,207
Shares Value †
INDIA — (Continued)
Chambal Fertilisers and
Chemicals, Ltd. 7,686 $ 35,473
Chennai Petroleum Corp., Ltd. 4,479 53,247
*Choice International, Ltd. 1,809 12,645
CIE Automotive India, Ltd. 5,887 29,384
*Cigniti Technologies, Ltd. 40 498
Cipla, Ltd. 20,955 289,133
City Union Bank, Ltd. 12,271 34,919
Coal India, Ltd. 24,361 123,571
ΩCochin Shipyard, Ltd. 1,328 24,253
Coforge, Ltd. 2,139 26,951
Colgate-Palmolive India, Ltd. 4,782 105,612
Computer Age Management
Services, Ltd. 14,748 114,766
Concord Biotech, Ltd. 692 8,326
Container Corp. of India, Ltd. 8,380 44,927
Coromandel International, Ltd. 3,581 74,768
Cosmo First, Ltd. 56 421
Craftsman Automation, Ltd. 549 44,469
CRISIL, Ltd. 826 37,323
*CSB Bank, Ltd. 4,496 18,093
Cummins India, Ltd. 6,564 364,211
Cyient, Ltd. 3,658 33,597
Ω*D P Abhushan, Ltd. 12 131
Dabur India, Ltd. 9,096 42,311
*Dalmia Bharat Refractories,
Ltd. 1 –
Dalmia Bharat, Ltd. 1,569 31,513
Data Patterns India, Ltd. 888 38,188
Datamatics Global Services,
Ltd. 32 247
DB Corp., Ltd. 5,855 13,363
DCB Bank, Ltd. 19,481 38,332
*DCM Shriram International,
Ltd. 188 130
DCM Shriram, Ltd. 96 1,242
DCW, Ltd. 448 222
Deep Industries, Ltd. 76 389
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 3,609 48,110
Deepak Nitrite, Ltd. 4,138 75,724
*Delhivery, Ltd. 53,975 265,599
*Devyani International, Ltd. 5,265 6,919
*Dhanlaxmi Bank, Ltd. 712 228
Dhanuka Agritech, Ltd. 752 8,554
*Digitide Solutions, Ltd. 12,311 12,622
ΩDilip Buildcon, Ltd. 4,768 23,349
*Dishman Carbogen Amcis,
Ltd. 4,383 8,459
Divi's Laboratories, Ltd. 469 32,131
Dixon Technologies India, Ltd. 1,246 146,591
DLF, Ltd. 9,679 59,860
Dodla Dairy, Ltd. 3,336 38,659
Doms Industries, Ltd. 910 21,967
ΩDr. Lal PathLabs, Ltd. 5,382 77,526
Dr. Reddy's Laboratories, Ltd. 1,196 16,670
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 20,864 284,585
eClerx Services, Ltd. 2,458 37,007

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
INDIA — (Continued)
Eicher Motors, Ltd. 3,803 $ 284,843
*EID Parry India, Ltd. 5,220 46,418
EIH Associated Hotels 56 191
EIH, Ltd. 14,764 49,613
Eimco Elecon India, Ltd.,
Class A 12 199
Elecon Engineering Co., Ltd. 6,302 33,640
*Electronics Mart India, Ltd. 10,925 14,312
Electrosteel Castings, Ltd. 24,680 21,319
Elgi Equipments, Ltd. 7,554 44,052
Emcure Pharmaceuticals, Ltd. 1,316 23,295
ΩEndurance Technologies,
Ltd. 2,111 51,835
Engineers India, Ltd. 59,455 157,818
EPL, Ltd. 15,927 37,946
Ω*Equitas Small Finance
Bank, Ltd. 44,039 31,018
Ω*Eris Lifesciences, Ltd. 2,384 33,228
ESAB India, Ltd. 357 23,572
Escorts Kubota, Ltd. 543 18,545
*Eternal, Ltd. 12,923 33,634
*Eureka Forbes, Ltd. 4,264 22,402
Eveready Industries India, Ltd. 116 410
Exide Industries, Ltd. 21,574 81,953
FDC, Ltd. India 156 599
Federal Bank, Ltd. 78,548 237,472
*Federal-Mogul Goetze India,
Ltd. 56 277
FIEM Industries, Ltd. 1,339 30,793
Filatex India, Ltd. 560 270
Fine Organic Industries, Ltd. 464 22,625
Fineotex Chemical, Ltd. 1,080 261
Finolex Cables, Ltd. 4,738 49,447
Finolex Industries, Ltd. 11,018 20,064
Force Motors, Ltd. 656 137,567
Fortis Healthcare, Ltd. 12,950 125,927
*FSN E-Commerce Ventures,
Ltd. 25,547 71,263
G R Infraprojects, Ltd. 1,218 12,027
Gabriel India, Ltd. 8,673 93,717
GAIL India, Ltd. 57,636 99,121
Ganesha Ecosphere, Ltd. 212 2,344
Garden Reach Shipbuilders &
Engineers, Ltd. 355 10,962
Garware Hi-Tech Films, Ltd. 985 41,501
Garware Technical Fibres, Ltd. 2,730 17,682
Gateway Distriparks, Ltd. 22,471 13,582
GE Vernova T&D India, Ltd. 4,068 191,421
*Genesys International Corp.,
Ltd. 1,439 4,074
Genus Power Infrastructures,
Ltd. 1,006 3,307
*Genus Prime Infra, Ltd. 167 47
Geojit Financial Services, Ltd. 11,410 7,745
GHCL Textiles, Ltd. 280 263
GHCL, Ltd. 7,527 40,191
Gillette India, Ltd. 519 43,491
ΩGland Pharma, Ltd. 1,168 21,545
Shares Value †
INDIA — (Continued)
GlaxoSmithKline
Pharmaceuticals, Ltd. 1,580 $ 38,893
Glenmark Pharmaceuticals,
Ltd. 7,717 195,645
Global Health, Ltd. India 4,888 57,538
Globus Spirits, Ltd. 40 466
*GMR Airports, Ltd. 101,160 102,776
Godawari Power and Ispat,
Ltd. 22,745 71,005
Godfrey Phillips India, Ltd. 1,533 36,357
ΩGodrej Agrovet, Ltd. 4,546 28,560
Godrej Consumer Products,
Ltd. 9,833 110,551
*Godrej Industries, Ltd. 216 2,183
*Godrej Properties, Ltd. 559 10,808
*Gokaldas Exports, Ltd. 611 4,530
*Gokul Agro Resources, Ltd. 6,322 15,507
Goldiam International, Ltd. 952 3,782
Goodluck India, Ltd. 911 12,042
Granules India, Ltd. 12,950 95,467
Graphite India, Ltd. 22,107 164,695
Grasim Industries, Ltd. 6,992 205,862
Great Eastern Shipping Co.,
Ltd. (The) 9,426 156,594
Greaves Cotton, Ltd. 568 989
Greenlam Industries, Ltd. 2,362 5,621
*Greenpanel Industries, Ltd. 3,192 7,698
Greenply Industries, Ltd. 6,375 17,957
Grindwell Norton, Ltd. 1,811 30,069
Gufic Biosciences, Ltd. 76 228
Gujarat Alkalies & Chemicals,
Ltd. 72 608
Gujarat Ambuja Exports, Ltd. 9,747 15,995
Gujarat Fluorochemicals, Ltd. 430 16,319
Gujarat Gas, Ltd. 2,308 9,242
Gujarat Industries Power Co.,
Ltd. 136 225
Gujarat Mineral Development
Corp., Ltd. 10,452 81,066
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 7,860 38,864
Gujarat Pipavav Port, Ltd. 12,257 20,152
Gulf Oil Lubricants India, Ltd. 1,578 16,348
ΩHarsha Engineers
International, Ltd. 68 277
Hatsun Agro Product, Ltd. 1,889 19,175
Havells India, Ltd. 4,245 55,486
HBL Engineering, Ltd. 3,397 28,579
HCL Technologies, Ltd. 30,644 387,143
ΩHDFC Asset Management
Co., Ltd. 6,400 182,910
HDFC Bank, Ltd. 19,884 161,668
HDFC Bank, Ltd., Sponsored
ADR 67,377 1,712,050
ΩHDFC Life Insurance Co.,
Ltd. 10,703 66,182
*HealthCare Global
Enterprises, Ltd. 3,910 23,586
HEG, Ltd. 12,695 79,723

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
INDIA — (Continued)
HeidelbergCement India, Ltd. 256 $ 428
Hero MotoCorp, Ltd. 5,951 319,702
HFCL, Ltd. 39,156 47,867
HG Infra Engineering, Ltd. 84 527
Himadri Speciality Chemical,
Ltd. 10,857 69,519
Himatsingka Seide, Ltd. 6,090 5,697
Hindalco Industries, Ltd. 48,484 530,233
Hindustan Aeronautics, Ltd. 4,112 187,972
Hindustan Copper, Ltd. 23,268 131,118
*Hindustan Foods, Ltd. 1,723 8,949
*Hindustan Oil Exploration
Co., Ltd. 188 314
Hindustan Petroleum Corp.,
Ltd. 34,346 135,537
Hindustan Unilever, Ltd. 9,891 234,567
*Hindware Home Innovation,
Ltd. 124 285
Hitachi Energy India, Ltd. 183 64,687
HI-Tech Pipes, Ltd. 168 163
HLE Glascoat, Ltd. 28 95
Honda India Power Products,
Ltd. 12 292
HPL Electric & Power, Ltd. 56 211
Hyundai Motor India, Ltd. 3,208 61,433
ICICI Bank, Ltd., Sponsored
ADR 56,180 1,493,826
ΩICICI Lombard General
Insurance Co., Ltd. 2,606 48,411
ΩICICI Prudential Life
Insurance Co., Ltd. 3,400 18,407
IDFC First Bank, Ltd. 58,385 42,838
*IFB Industries, Ltd. 603 7,261
IIFL Capital Services, Ltd. 15,854 52,170
*Imagicaaworld Entertainment,
Ltd. 384 184
*India Cements, Ltd. (The) 5,282 22,032
India Glycols, Ltd. 1,716 18,840
India Power Corp., Ltd. 2,408 255
ΩIndiaMart InterMesh, Ltd. 1,972 43,706
Indian Bank 12,718 114,144
Indian Hotels Co., Ltd. (The),
Class A 13,922 93,267
Indian Hume Pipe Co., Ltd.
(The) 52 179
Indian Metals & Ferro Alloys,
Ltd. 1,541 24,396
Indian Oil Corp., Ltd. 43,717 65,520
Indigo Paints, Ltd. 1,808 16,386
Indo Count Industries, Ltd. 10,768 31,467
Indoco Remedies, Ltd. 72 159
Indraprastha Gas, Ltd. 28,314 49,526
Indraprastha Medical Corp.,
Ltd. 2,406 10,192
*Indus Towers, Ltd. 63,100 272,541
*IndusInd Bank, Ltd. 15,965 154,085
#Infosys, Ltd., Sponsored ADR 89,495 1,115,108
Ingersoll Rand India, Ltd. 305 14,196
Shares Value †
INDIA — (Continued)
*Inox Green Energy Services,
Ltd. 2,384 $ 4,539
INOX India, Ltd. 1,609 24,699
Intellect Design Arena, Ltd. 8,439 66,271
ΩInterGlobe Aviation, Ltd. 5,111 231,297
IOL Chemicals and
Pharmaceuticals, Ltd. 4,182 4,156
Ipca Laboratories, Ltd. 3,543 57,146
IRB Infrastructure Developers,
Ltd. 187,836 42,628
ΩIRCON International, Ltd. 15,516 24,881
ISGEC Heavy Engineering,
Ltd. 2,135 24,495
*ITC Hotels, Ltd. 6,316 10,685
ITC, Ltd. 95,479 316,775
J Kumar Infraprojects, Ltd. 5,844 32,011
*Jain Irrigation Systems, Ltd. 1,164 399
*Jaiprakash Power Ventures,
Ltd. 144,962 30,118
Jammu & Kashmir Bank, Ltd.
(The) 58,740 79,848
Jamna Auto Industries, Ltd. 4,065 5,206
*Jana Small Finance Bank,
Ltd. 4,052 19,559
Jash Engineering, Ltd. 1,650 7,280
JB Chemicals &
Pharmaceuticals, Ltd. 6,540 140,800
JBM Auto, Ltd. 3,491 23,177
Jeena Sikho LifeCare, Ltd. 1,617 11,498
Jindal Stainless, Ltd. 18,183 147,014
Jindal Steel, Ltd. 13,021 167,794
*JITF Infralogistics, Ltd., Class
A 44 139
JK Cement, Ltd. 3,724 207,439
JK Lakshmi Cement, Ltd. 8,310 56,481
JK Paper, Ltd. 8,777 33,314
JK Tyre & Industries, Ltd. 16,710 71,496
JSW Dulux, Ltd. 785 24,404
JSW Energy, Ltd. 13,935 82,387
JSW Steel, Ltd. 13,944 185,771
JTEKT India, Ltd. 261 374
JTL Industries, Ltd. 13,791 11,551
Jubilant Foodworks, Ltd. 14,344 72,329
Jubilant Ingrevia, Ltd. 4,897 36,825
Jubilant Pharmova, Ltd. 5,330 52,034
Jupiter Wagons, Ltd. 7,369 22,029
*Jyoti Structures, Ltd. 2,660 370
Kajaria Ceramics, Ltd. 4,134 51,728
Kalpataru Projects
International, Ltd. 9,818 129,333
Kalyan Jewellers India, Ltd. 7,026 30,554
Kalyani Steels, Ltd. 1,056 9,454
Kansai Nerolac Paints, Ltd. 4,027 8,366
Karnataka Bank, Ltd. (The) 7,893 22,338
Karur Vysya Bank, Ltd. (The) 53,168 164,410
Kaveri Seed Co., Ltd. 2,079 21,145
KCP, Ltd. (The) 2,788 5,306
KDDL, Ltd. 20 500
KEC International, Ltd. 3,935 23,246

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
INDIA — (Continued)
KEI Industries, Ltd. 3,015 $ 154,302
*Kellton Tech Solutions, Ltd. 1,080 176
Kewal Kiran Clothing, Ltd. 68 340
Keystone Realtors, Ltd. 1,513 6,266
KFin Technologies, Ltd. 5,023 47,402
*Kiri Industries, Ltd. 3,285 14,234
Kirloskar Brothers, Ltd. 755 13,761
Kirloskar Oil Engines, Ltd. 10,611 189,852
Kirloskar Pneumatic Co., Ltd. 3,325 52,663
Kitex Garments, Ltd. 204 354
*Kolte-Patil Developers, Ltd. 72 291
Kotak Mahindra Bank, Ltd. 83,645 337,792
KPR Mill, Ltd. 4,038 39,847
KRBL, Ltd. 2,899 11,214
Ω*Krishna Institute of Medical
Sciences, Ltd. 17,046 119,736
KSB, Ltd. 2,632 27,137
ΩL&T Technology Services,
Ltd. 479 18,301
LA Opala RG, Ltd. 124 234
Larsen & Toubro, Ltd. 10,682 451,753
ΩLaurus Labs, Ltd. 7,582 87,947
Ω*Lemon Tree Hotels, Ltd. 35,003 43,366
LG Balakrishnan & Bros, Ltd. 1,542 28,587
Linde India, Ltd. 336 25,913
Lloyds Engineering Works, Ltd. 18,370 11,181
Lloyds Metals & Energy, Ltd. 4,967 92,334
ΩLodha Developers, Ltd. 6,256 59,183
LT Foods, Ltd. 10,010 45,418
ΩLTM, Ltd. 1,918 86,279
Lumax Auto Technologies, Ltd. 2,273 38,829
Lumax Industries, Ltd. 8 429
Lupin, Ltd. 8,721 211,810
LUX Industries, Ltd. 20 295
Madhya Bharat Agro Products,
Ltd. 2,304 12,764
Mahanagar Gas, Ltd. 2,846 34,052
Maharashtra Seamless, Ltd. 2,566 17,302
Mahindra & Mahindra, Ltd. 22,736 741,987
*Mahindra Holidays & Resorts
India, Ltd. 2,719 7,077
Mahindra Lifespace
Developers, Ltd. 12,443 44,639
ΩMahindra Logistics, Ltd. 3,153 13,404
*Malco Energy, Ltd. 64,457 23,015
*Man Industries India, Ltd. 116 644
Man Infraconstruction, Ltd. 912 1,156
Mangalam Cement, Ltd. 44 428
Mangalore Refinery &
Petrochemicals, Ltd. 1,245 2,198
Mankind Pharma, Ltd. 2,395 56,692
Manorama Industries, Ltd. 1,385 22,020
Marico, Ltd. 20,635 168,491
Marksans Pharma, Ltd. 11,710 22,779
Maruti Suzuki India, Ltd. 2,017 282,934
*Max Estates, Ltd. 1,365 5,627
*Max Financial Services, Ltd. 3,804 63,552
Max Healthcare Institute, Ltd. 10,489 109,743
Mayur Uniquoters, Ltd. 68 393
Shares Value †
INDIA — (Continued)
Mazagon Dock Shipbuilders,
Ltd. 979 $ 28,192
*Medplus Health Services, Ltd. 6,460 59,360
*Meghmani Organics, Ltd. 476 245
Metro Brands, Ltd. 1,384 14,915
ΩMetropolis Healthcare, Ltd. 14,676 73,679
Minda Corp., Ltd. 8,403 46,046
ΩMishra Dhatu Nigam, Ltd. 144 592
MM Forgings, Ltd. 112 583
MOIL, Ltd. 7,276 23,833
Mold-Tek Packaging, Ltd. 1,360 8,149
Monte Carlo Fashions, Ltd. 44 260
Morepen Laboratories, Ltd. 51,359 22,380
Motherson Sumi Wiring India,
Ltd. 171,498 73,251
Motilal Oswal Financial
Services, Ltd. 3,879 32,705
Mphasis, Ltd. 5,877 140,972
MPS, Ltd. 16 280
MRF, Ltd. 91 124,361
Mrs Bectors Food Specialities,
Ltd. 12,935 26,740
MSTC, Ltd. 92 420
Multi Commodity Exchange of
India, Ltd. 1,805 56,510
Narayana Hrudayalaya, Ltd. 4,006 74,562
Natco Pharma, Ltd. 2,413 27,857
National Aluminium Co., Ltd. 55,314 232,705
National Fertilizers, Ltd. 380 312
Nava, Ltd. 6,518 45,451
Navin Fluorine International,
Ltd. 1,111 79,842
Navneet Education, Ltd. 344 526
*Nazara Technologies, Ltd. 7,616 21,148
NBCC India, Ltd. 93,033 89,834
NELCO, Ltd. 32 237
NESCO, Ltd. 1,190 15,393
Nestle India, Ltd. 13,063 200,747
Netweb Technologies India,
Ltd. 1,159 49,636
*Network18 Media &
Investments, Ltd. 6,267 2,273
Neuland Laboratories, Ltd. 278 43,943
Newgen Software
Technologies, Ltd. 2,189 11,664
NHPC, Ltd. 107,884 94,569
NIIT Learning Systems, Ltd. 5,181 17,069
Nilkamal, Ltd. 20 274
ΩNippon Life India Asset
Management, Ltd. 6,243 66,430
Nitin Spinners, Ltd. 2,381 11,587
NLC India, Ltd. 5,467 18,236
NMDC, Ltd. 192,616 183,395
NOCIL, Ltd. 360 680
NRB Bearings, Ltd. 3,452 10,330
NTPC, Ltd. 62,451 262,631
Nucleus Software Exports, Ltd. 28 237
*Nuvoco Vistas Corp., Ltd. 8,501 26,574
Oberoi Realty, Ltd. 4,192 73,740

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
INDIA — (Continued)
Oil & Natural Gas Corp., Ltd. 43,318 $ 136,713
Oil India, Ltd. 7,222 37,345
Olectra Greentech, Ltd. 1,734 22,756
*One 97 Communications, Ltd. 9,155 105,697
*Onesource Specialty Pharma,
Ltd. 106 1,941
Oracle Financial Services
Software, Ltd. 589 60,359
*Orchid Pharma, Ltd. 24 158
Orient Electric, Ltd. 8,117 15,749
*Orient Green Power Co., Ltd. 3,092 408
Oriental Hotels, Ltd. 176 184
Page Industries, Ltd. 36 13,952
*Panacea Biotec, Ltd. 68 259
Panama Petrochem, Ltd. 84 248
ΩParadeep Phosphates, Ltd. 26,642 36,199
ΩParag Milk Foods, Ltd. 172 406
*Paramount Communications,
Ltd. 460 191
Patanjali Foods, Ltd. 4,143 20,055
*Patel Engineering, Ltd. 10,047 3,004
*PB Fintech, Ltd. 3,428 60,178
PCBL CHEMICAL, Ltd. 8,048 24,639
PDS, Ltd. 2,421 7,086
Pearl Global Industries, Ltd. 1,240 20,064
*Pennar Industries, Ltd. 9,636 17,019
Persistent Systems, Ltd. 4,808 243,151
Petronet LNG, Ltd. 43,428 126,632
Phoenix Mills, Ltd. (The) 3,032 56,383
PI Industries, Ltd. 2,533 81,525
Pidilite Industries, Ltd. 6,542 94,821
Piramal Pharma, Ltd. 38,473 65,614
Pitti Engineering, Ltd. 1,069 11,012
PNC Infratech, Ltd. 10,023 22,585
Pokarna, Ltd. 918 8,426
Polycab India, Ltd. 1,121 95,791
Polyplex Corp., Ltd. 1,875 18,692
Pondy Oxides & Chemicals,
Ltd. 1,847 26,812
Power Grid Corp. of India, Ltd. 61,229 205,368
Power Mech Projects, Ltd. 854 22,330
Prakash Industries, Ltd. 372 558
ΩPrataap Snacks, Ltd. 32 336
Precision Wires India, Ltd. 6,057 26,933
Premier Explosives, Ltd. 40 237
Prestige Estates Projects, Ltd. 2,823 42,068
Pricol, Ltd. 9,240 55,758
*Prime Focus, Ltd. 6,013 19,636
Prince Pipes & Fittings, Ltd. 164 448
*Prism Johnson, Ltd. 352 496
Privi Speciality Chemicals, Ltd. 393 13,913
Procter & Gamble Health, Ltd. 756 41,553
Prudent Corporate Advisory
Services, Ltd. 416 12,387
*PSP Projects, Ltd. 76 630
Punjab National Bank 37,207 42,870
*Puravankara, Ltd. 188 425
*PVR Inox, Ltd. 4,092 46,083
R Systems International, Ltd. 2,144 5,944
Shares Value †
INDIA — (Continued)
Radico Khaitan, Ltd. 1,853 $ 66,829
Rail Vikas Nigam, Ltd. 4,830 15,147
Railtel Corp. of India, Ltd. 8,468 28,867
Rain Industries, Ltd. 24,536 32,624
Rajratan Global Wire, Ltd. 56 262
Rallis India, Ltd. 4,258 11,929
Ramco Cements, Ltd. (The) 7,506 73,950
*Ramco Systems, Ltd. 48 208
Ramkrishna Forgings, Ltd. 6,542 41,238
*Ramky Infrastructure, Ltd. 1,077 5,717
Rane Holdings, Ltd. 24 285
Rashtriya Chemicals &
Fertilizers, Ltd. 2,374 3,232
*Rategain Travel
Technologies, Ltd., Class A 1,217 7,727
Ratnamani Metals & Tubes,
Ltd. 582 16,219
*Raymond Realty, Ltd. 3,317 15,550
ΩRBL Bank, Ltd. 85,590 303,489
Redington, Ltd. 58,295 132,585
Redtape, Ltd. 8,557 11,583
Relaxo Footwears, Ltd. 2,831 8,891
Reliance Industrial
Infrastructure, Ltd. 28 231
Reliance Industries, Ltd. 2,274 34,280
ΩReliance Industries, Ltd.,
GDR 27,909 1,685,703
*Religare Enterprises, Ltd. 4,488 10,480
Responsive Industries, Ltd. 212 349
*Restaurant Brands Asia, Ltd. 980 675
Rhi Magnesita India, Ltd. 3,136 13,345
Rico Auto Industries, Ltd. 352 420
RITES, Ltd. 12,413 28,629
Rossari Biotech, Ltd. 64 323
Route Mobile, Ltd. 96 533
RPG Life Sciences, Ltd. 16 387
*RPSG Ventures, Ltd. 44 393
Safari Industries India, Ltd. 2,007 29,868
*Sagar Cements, Ltd. 208 395
Saksoft, Ltd. 116 171
Ω*Salasar Techno
Engineering, Ltd. 2,452 192
*Samhi Hotels, Ltd. 12,693 20,898
Samvardhana Motherson
International, Ltd. 174,769 223,190
Sandhar Technologies, Ltd. 1,794 9,338
Sandur Manganese & Iron
Ores, Ltd. (The) 384 852
Sangam India, Ltd., Class A 52 284
*Sanghi Industries, Ltd. 260 146
*Sanofi Consumer Healthcare
India, Ltd. 457 22,938
Sanofi India, Ltd. 496 17,805
ΩSansera Engineering, Ltd. 4,299 113,850
Sarda Energy & Minerals, Ltd. 3,395 21,159
Saregama India, Ltd. 2,149 7,785
Sasken Technologies, Ltd. 20 276
Savita Oil Technologies, Ltd. 84 320

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
INDIA — (Continued)
SBI Cards & Payment
Services, Ltd. 10,779 $ 73,125
ΩSBI Life Insurance Co., Ltd. 9,728 186,435
Schaeffler India, Ltd. 897 38,982
*Schneider Electric
Infrastructure, Ltd. 3,205 41,997
*SEAMEC, Ltd. 28 470
Senco Gold, Ltd. 5,070 16,725
*SEPC, Ltd. 2,854 244
Seshasayee Paper & Boards,
Ltd. 140 395
ΩSH Kelkar & Co., Ltd. 4,101 6,313
Shaily Engineering Plastics,
Ltd. 1,550 41,359
*Shankara Buildpro, Ltd. 44 513
Shanthi Gears, Ltd. 48 243
Sharda Cropchem, Ltd. 1,145 12,941
Sharda Motor Industries, Ltd. 974 8,864
Share India Securities, Ltd. 936 1,355
*Sheela Foam, Ltd. 1,985 10,646
Shilpa Medicare, Ltd. 18,400 78,833
Shipping Corp. of India, Ltd. 12,316 39,509
Shivalik Bimetal Controls, Ltd. 1,744 10,942
*Shoppers Stop, Ltd. 629 1,968
Shree Cement, Ltd. 130 33,139
Shriram Pistons & Rings, Ltd. 1,181 43,439
*Shriram Properties, Ltd. 220 196
Shyam Metalics & Energy, Ltd. 3,373 31,051
Siemens Energy India, Ltd. 440 15,200
*Siemens, Ltd. 830 33,302
SIS, Ltd. 2,896 10,845
Siyaram Silk Mills, Ltd. 76 456
SJS Enterprises, Ltd. 1,678 31,978
SJVN, Ltd. 22,570 18,781
*SKF India Industrial, Ltd. 708 16,384
SKF India, Ltd. 708 12,793
Skipper, Ltd. 2,309 11,639
SML Mahindra, Ltd. 12 471
Sobha, Ltd. 1,404 21,203
Solar Industries India, Ltd. 887 144,282
*Solara Active Pharma
Sciences, Ltd. 68 355
Somany Ceramics, Ltd. 76 371
ΩSONA BLW Precision
Forgings, Ltd. 5,469 34,990
South Indian Bank, Ltd. (The) 113,353 47,126
SP Apparels, Ltd. 36 308
SRF, Ltd. 5,820 154,438
Star Cement, Ltd. 18,449 44,763
*Star Health & Allied Insurance
Co., Ltd. 6,213 34,409
State Bank of India 51,980 585,142
State Bank of India, Class A,
GDR 368 42,026
Steel Authority of India, Ltd. 22,906 44,555
*Sterlite Technologies, Ltd. 26,680 82,868
*STL Networks, Ltd. 23,672 6,924
Strides Pharma Science, Ltd. 2,919 31,886
*Stylam Industries, Ltd. 569 13,406
Shares Value †
INDIA — (Continued)
*Subex, Ltd. 1,744 $ 172
Subros, Ltd. 1,420 11,648
Sudarshan Chemical
Industries, Ltd. 1,310 12,620
Sumitomo Chemical India, Ltd. 3,709 16,379
Sun Pharmaceutical Industries,
Ltd. 10,661 203,114
Sun TV Network, Ltd. 7,869 50,208
Sundram Fasteners, Ltd. 4,350 38,782
Suprajit Engineering, Ltd. 5,697 24,919
Supreme Industries, Ltd. 2,124 81,067
Supreme Petrochem, Ltd. 4,077 32,530
Supriya Lifescience, Ltd. 1,376 10,074
Surya Roshni, Ltd. 8,170 21,530
*Suryoday Small Finance
Bank, Ltd. 236 380
*Suzlon Energy, Ltd. 390,500 228,671
Swan Corp., Ltd. 6,613 23,302
Swaraj Engines, Ltd. 233 9,714
Symphony, Ltd. 805 7,182
TAJGVK Hotels & Resorts,
Ltd. 52 178
Talbros Automotive
Components, Ltd. 72 252
*Talwandi Sabo Power, Ltd. 64,457 23,015
Tamil Nadu Newsprint &
Papers, Ltd. 184 292
Tamilnad Mercantile Bank, Ltd. 5,000 38,964
Tanla Platforms, Ltd. 7,834 42,255
*TARC, Ltd. 284 397
Tata Chemicals, Ltd. 10,796 92,020
Tata Communications, Ltd. 4,290 71,437
Tata Consultancy Services,
Ltd. 24,513 638,924
Tata Consumer Products, Ltd. 9,249 111,537
Tata Elxsi, Ltd. 1,195 51,997
Tata Motors Passenger
Vehicles, Ltd. 80,475 289,592
*Tata Motors, Ltd. 80,475 347,544
Tata Power Co., Ltd. (The) 29,663 138,933
Tata Steel, Ltd. 239,562 533,472
Tata Technologies, Ltd. 8,115 49,705
TCI Express, Ltd. 52 287
TD Power Systems, Ltd. 9,065 110,092
*TeamLease Services, Ltd. 36 467
Tech Mahindra, Ltd. 13,035 202,363
Techno Electric & Engineering
Co., Ltd. 1,833 24,782
Technocraft Industries India,
Ltd. 224 5,865
Tega Industries, Ltd. 1,133 19,856
ΩTejas Networks, Ltd. 240 1,050
Thanga Mayil Jewellery, Ltd. 1,119 46,638
Thejo Engineering, Ltd. 8 153
*Thirumalai Chemicals, Ltd. 176 379
Thomas Cook India, Ltd. 8,709 8,584
ΩThyrocare Technologies, Ltd. 2,342 9,877
Tilaknagar Industries, Ltd. 8,401 41,078
Time Technoplast, Ltd. 22,186 45,116

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
INDIA — (Continued)
Timken India, Ltd. 1,763 $ 63,689
Tips Music, Ltd. 3,168 21,686
Titagarh Rail System, Ltd. 4,902 39,685
Titan Co., Ltd. 6,913 319,394
Torrent Pharmaceuticals, Ltd. 2,989 131,796
Torrent Power, Ltd. 5,635 103,066
Transport Corp. of India, Ltd. 1,602 15,646
Trent, Ltd. 2,490 108,731
Trident, Ltd. 85,493 23,392
Triveni Engineering &
Industries, Ltd. 7,671 33,318
Triveni Turbine, Ltd. 5,721 34,553
TTK Prestige, Ltd. 1,430 7,607
Tube Investments of India, Ltd. 1,860 57,769
TVS Holdings, Ltd. 357 53,629
TVS Motor Co., Ltd. 7,075 260,366
TVS Srichakra, Ltd. 16 656
*TVS Supply Chain Solutions,
Ltd. 12,046 14,533
Uflex, Ltd. 112 525
Ω*Ujjivan Small Finance Bank,
Ltd. 87,733 52,577
UltraTech Cement, Ltd. 830 101,317
*Unichem Laboratories, Ltd. 80 329
Union Bank of India, Ltd. 69,998 122,379
United Breweries, Ltd. 336 5,164
United Spirits, Ltd. 4,806 67,122
Universal Cables, Ltd. 36 318
UNO Minda, Ltd. 5,403 63,329
UPL, Ltd. 24,040 162,569
Usha Martin, Ltd. 30,938 147,268
UTI Asset Management Co.,
Ltd. 3,160 31,629
*V2 Retail, Ltd. 11,700 24,488
VA Tech Wabag, Ltd. 3,860 61,393
Vadilal Industries, Ltd. 12 594
Vaibhav Global, Ltd. 3,879 8,876
Vardhman Special Steels, Ltd. 80 235
Vardhman Textiles, Ltd. 5,418 34,935
ΩVarroc Engineering, Ltd. 3,801 21,377
Varun Beverages, Ltd. 18,679 101,096
*Vedanta Aluminium Metal,
Ltd. 64,457 269,580
*Vedanta Iron And Steel, Ltd. 64,457 9,861
Vedanta, Ltd. 64,457 184,413
Veedol Corp., Ltd. 20 300
Venky's India, Ltd. 24 400
Vesuvius India, Ltd. 6,580 35,987
V-Guard Industries, Ltd. 6,082 21,159
Vijaya Diagnostic Centre, Ltd. 3,986 47,439
Vimta Labs, Ltd. 620 2,986
Vinati Organics, Ltd. 1,898 26,442
Vindhya Telelinks, Ltd. 20 288
Vishnu Chemicals, Ltd. 88 551
*V-Mart Retail, Ltd. 1,919 12,464
*Vodafone Idea, Ltd. 740,434 79,728
Voltamp Transformers, Ltd. 622 76,949
Voltas, Ltd. 3,587 54,058
VRL Logistics, Ltd. 8,350 22,273
Shares Value †
INDIA — (Continued)
VST Industries, Ltd. 176 $ 479
VST Tillers Tractors, Ltd. 12 659
*Walchandnagar Industries,
Ltd. 104 258
Welspun Corp., Ltd. 8,735 116,580
Welspun Enterprises, Ltd. 168 926
Welspun Living, Ltd. 12,857 17,469
West Coast Paper Mills, Ltd. 140 713
Wheels India, Ltd. 44 569
Whirlpool of India, Ltd. 2,990 31,049
Wipro, Ltd. 3,462 7,319
#Wipro, Ltd., Sponsored ADR 39,365 80,305
Wonderla Holidays, Ltd. 64 356
*Yes Bank, Ltd. 622,802 130,776
Zensar Technologies, Ltd. 7,800 42,228
ZF Commercial Vehicle
Control Systems India, Ltd.,
Class A 39 6,040
Zydus Lifesciences, Ltd. 9,233 86,762
Zydus Wellness, Ltd. 7,270 38,953
TOTAL INDIA 47,767,970
INDONESIA — (1.4%)
ABM Investama TBK PT 2,200 375
Adi Sarana Armada TBK PT 6,900 321
AKR Corporindo TBK PT 555,400 50,695
*Alam Sutera Realty TBK PT 34,400 264
Alamtri Minerals Indonesia
TBK PT 360,800 38,560
Allo Bank Indonesia TBK PT 126,400 9,347
*Amman Mineral Internasional
PT 9,700 2,858
Aneka Tambang TBK 527,300 113,928
Arwana Citramulia TBK PT 11,000 314
Astra Agro Lestari TBK PT 25,400 11,886
Astra International TBK PT 691,600 238,724
Astra Otoparts TBK PT 4,200 624
Avia Avian TBK PT 395,100 8,810
*Bank Aladin Syariah TBK PT 208,900 6,999
Bank BTPN Syariah TBK PT 229,900 13,281
Bank Central Asia TBK PT 1,035,100 349,817
*Bank Jago TBK PT 129,800 9,786
Bank Mandiri Persero TBK PT 980,500 248,665
*Bank Mayapada International
TBK PT 41,900 482
Bank Maybank Indonesia TBK
PT 36,000 424
Bank Negara Indonesia
Persero TBK PT 309,600 66,534
*Bank Neo Commerce TBK PT 1,017,300 17,983
Bank OCBC Nisp TBK PT 140,500 10,755
Bank Pan Indonesia TBK PT 286,900 16,906
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 11,100 558
Bank Pembangunan Daerah
Jawa Timur TBK PT 12,900 432
Bank Rakyat Indonesia
Persero TBK PT 1,090,800 188,417

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
INDONESIA — (Continued)
Bank Tabungan Negara
Persero TBK PT 1,282,700 $ 100,408
*Barito Pacific TBK PT 455,600 48,297
*Barito Renewables Energy
TBK PT 152,200 39,215
BISI International TBK PT 7,700 334
Blue Bird TBK PT 2,500 223
*Buana Lintas Lautan TBK PT 59,300 1,747
Bukit Asam Persero TBK PT 405,000 67,149
*Buma Internasional Grup
TBK PT 14,100 205
*Bumi Resources Minerals
TBK PT 692,200 32,191
*Bumi Resources TBK PT 2,904,400 40,269
*Bumi Serpong Damai TBK PT 42,100 1,873
*Cemindo Gemilang PT 7,300 344
Charoen Pokphand Indonesia
TBK PT 195,000 45,173
ΩCikarang Listrindo TBK PT 6,400 272
Ciputra Development TBK PT 1,128,100 44,968
Cisarua Mountain Dairy PT
TBK 62,900 15,407
*Citra Marga Nusaphala
Persada TBK PT 1,700 149
*Darma Henwa TBK PT 1,400,000 40,115
Dayamitra Telekomunikasi PT 902,800 26,860
Dharma Satya Nusantara TBK
PT 275,200 27,902
*Dian Swastatika Sentosa
TBK PT 612,500 57,145
Elnusa TBK PT 536,400 24,480
*Energi Mega Persada TBK PT 2,433,600 239,002
Erajaya Swasembada TBK PT 696,300 16,492
ESSA Industries Indonesia
TBK PT 940,800 47,285
Gajah Tunggal TBK PT 10,800 746
Garudafood Putra Putri Jaya
TBK PT 17,500 354
Golden Energy Mines TBK PT 1,400 641
Gudang Garam TBK PT 24,600 22,738
*Harum Energy TBK PT 69,200 3,978
*Impack Pratama Industri TBK
PT 97,900 12,556
Indah Kiat Pulp & Paper TBK
PT 156,500 88,150
Indika Energy TBK PT 50,300 10,606
Indo Tambangraya Megah
TBK PT 16,200 24,941
Indocement Tunggal Prakarsa
TBK PT 31,500 9,463
Indofood CBP Sukses Makmur
TBK PT 66,800 26,145
Indofood Sukses Makmur TBK
PT 221,200 86,256
Indosat TBK PT 8,200 945
Industri Jamu Dan Farmasi
Sido Muncul TBK PT 655,400 18,931
*Intiland Development TBK PT 23,800 179
Shares Value †
INDONESIA — (Continued)
Japfa Comfeed Indonesia TBK
PT 609,100 $ 87,266
Jasa Marga Persero TBK PT 59,600 10,192
Kalbe Farma TBK PT 448,400 22,407
Kawasan Industri Jababeka
TBK PT 119,900 1,247
*Lippo Karawaci TBK PT 374,900 1,776
Map Aktif Adiperkasa PT 782,500 27,575
Mayora Indah TBK PT 178,900 17,621
*MD Entertainment TBK PT 2,090 287
MDS Retailing TBK PT 2,900 273
Medco Energi Internasional
TBK PT 609,900 61,660
Medikaloka Hermina TBK PT 683,600 45,415
*Merdeka Battery Materials
TBK PT 154,200 6,013
*Merdeka Copper Gold TBK
PT 94,200 17,577
*Metro Healthcare Indonesia
TBK PT 630,100 14,924
Metrodata Electronics TBK PT 211,300 6,897
Metropolitan Kentjana TBK PT 500 644
Midi Utama Indonesia TBK PT 562,600 11,180
Mitra Adiperkasa TBK PT 808,500 56,749
Mitra Keluarga Karyasehat
TBK PT 303,000 33,696
*MNC Digital Entertainment
TBK PT 428,400 19,799
*MNC Tourism Indonesia TBK
PT 7,682,100 49,261
Pabrik Kertas Tjiwi Kimia TBK
PT 76,400 38,178
Pakuwon Jati TBK PT 856,300 15,632
Pam Mineral TBK PT 251,000 12,688
Pantai Indah Kapuk Dua TBK
PT 400 195
Perusahaan Gas Negara
Persero TBK PT 566,800 63,523
Petrindo Jaya Kreasi TBK PT 466,100 32,312
*Petrosea TBK PT 105,700 30,837
*PP Persero TBK PT 12,200 183
Puradelta Lestari TBK PT 31,700 258
Rukun Raharja TBK PT 81,100 19,397
Salim Ivomas Pratama TBK PT 10,100 449
*Sarana Meditama
Metropolitan TBK PT 13,700 263
Sarana Menara Nusantara
TBK PT 1,483,200 40,786
Sawit Sumbermas Sarana
TBK PT 173,200 13,808
Selamat Sempurna TBK PT 306,600 31,882
Semen Indonesia Persero
TBK PT 195,800 22,623
Sumber Alfaria Trijaya TBK PT 726,700 55,416
Sumber Tani Agung
Resources TBK PT 223,600 15,888
Summarecon Agung TBK PT 877,400 15,713
Surya Citra Media TBK PT 69,500 1,004

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
INDONESIA — (Continued)
Surya Semesta Internusa TBK
PT 553,900 $ 57,118
Telkom Indonesia Persero
TBK PT 154,700 25,113
#Telkom Indonesia Persero
TBK PT, Sponsored ADR 7,154 120,974
Temas TBK PT 28,100 205
Timah TBK PT 349,400 72,262
Transcoal Pacific TBK PT 68,500 45,508
Trimegah Bangun Persada
TBK PT 335,600 20,260
Triputra Agro Persada PT 307,200 37,269
Tunas Baru Lampung TBK PT 8,900 373
Ultrajaya Milk Industry &
Trading Co. TBK PT 175,600 17,144
Unilever Indonesia TBK PT 316,200 28,040
United Tractors TBK PT 84,500 141,810
Vale Indonesia TBK PT 77,400 30,629
XLSMART Telecom Sejahtera
TBK PT 550,700 93,533
TOTAL INDONESIA 4,225,611
KOREA, REPUBLIC OF — (24.0%)
*ABLBio, Inc. 151 13,724
ABOV Semiconductor Co., Ltd. 20 188
Advanced Nano Products Co.,
Ltd. 38 2,121
Aekyung Chemical Co., Ltd. 68 712
Aekyung Industrial Co., Ltd. 32 321
Ahnlab, Inc. 567 24,122
*Air Busan Co., Ltd. 232 321
Ajin Industrial Co., Ltd. 144 362
Alteogen, Inc. 597 148,324
*ALUKO Co., Ltd. 212 430
Amorepacific Corp. 611 55,736
*Ananti, Inc. 4,030 19,183
*Anapass, Inc. 16 189
Asia Cement Co., Ltd. 1,100 8,699
ASIA Holdings Co., Ltd. 4 731
*Asia Pacific Satellite, Inc. 12 134
Asia Paper Manufacturing Co.,
Ltd. 6,077 37,039
*Avaco Co., Ltd. 16 172
Baiksan Co., Ltd. 32 268
BGF retail Co., Ltd. 536 47,702
BH Co., Ltd. 3,728 86,715
*BHI Co., Ltd. 892 58,637
Binggrae Co., Ltd. 546 27,609
Bio Plus Co., Ltd. 757 2,950
*Bioneer Corp. 240 1,706
*BNC Korea, Inc. 6,016 16,143
BNK Financial Group, Inc. 13,556 171,186
Boditech Med, Inc. 1,992 15,700
*Bookook Securities Co., Ltd. 12 591
Boryung 3,751 25,138
*Bosung Power Technology
Co., Ltd. 80 652
Bukwang Pharmaceutical Co.,
Ltd. 97 413
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Byucksan Corp. 200 $ 297
C&G Hi Tech Co., Ltd. 360 5,461
*Cafe24 Corp. 859 14,537
Caregen Co., Ltd. 2,087 148,448
Celltrion Pharm, Inc. 590 22,316
Celltrion, Inc. 492 66,509
*Chabiotech Co., Ltd. 156 1,797
Cheil Worldwide, Inc. 5,667 76,607
Chemtronics Co., Ltd. 2,609 65,788
*Chemtros Co., Ltd. 28 113
Cheryong Electric Co., Ltd. 1,137 53,968
Chips&Media, Inc. Korea 20 246
*Choil Aluminum Co., Ltd. 120 142
Chong Kun Dang
Pharmaceutical Corp. 898 51,887
Chongkundang Holdings Corp. 8 266
*Chunbo Co., Ltd. 25 1,055
*CJ CGV Co., Ltd. 7,924 26,365
CJ CheilJedang Corp. 585 97,224
CJ Corp. 291 44,046
*CJ ENM Co., Ltd. 1,231 44,901
CJ Freshway Corp. 633 12,291
CJ Logistics Corp. 911 62,097
Classys, Inc. 632 23,691
*CMG Pharmaceutical Co.,
Ltd. 172 206
*Com2uS Holdings Corp.,
Class F 16 199
Cosmax, Inc. 521 73,942
Cosmecca Korea Co., Ltd. 649 35,443
*CosmoAM&T Co., Ltd. 372 14,773
*Cosmochemical Co., Ltd. 287 3,435
Coway Co., Ltd. 3,642 211,419
Cowintech Co., Ltd. 257 2,942
*Creative & Innovative System 4,585 53,077
*CS Wind Corp. 2,332 112,575
Cuckoo Homesys Co., Ltd. 1,126 18,524
*Curexo, Inc. 24 267
D.I Corp. 16 359
Dae Hwa Pharmaceutical Co.,
Ltd. 12 119
Dae Won Kang Up Co., Ltd. 144 424
*Daea TI Co., Ltd. 96 294
Daechang Forging Co., Ltd. 56 268
Daedong Corp. 1,094 7,472
Daeduck Electronics Co., Ltd. 3,270 248,689
*Dae-Il Corp. 2,679 13,709
Daejoo Electronic Materials
Co., Ltd. 709 75,766
Daesang Corp. 3,216 44,884
Daesang Holdings Co., Ltd. 56 360
*Daewon Cable Co., Ltd. 160 1,624
Daewon Pharmaceutical Co.,
Ltd. 187 1,352
#*Daewoo Engineering &
Construction Co., Ltd. 16,135 380,748
Daewoong Co., Ltd. 1,384 21,042
Daewoong Pharmaceutical
Co., Ltd. 572 57,192

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Daishin Securities Co., Ltd. 711 $ 18,192
*Danal Co., Ltd. 1,272 6,286
Daol Investment & Securities
Co., Ltd. 124 369
DB HiTek Co., Ltd. 3,609 385,671
DB Insurance Co., Ltd. 2,613 295,266
DB Securities Co., Ltd. 104 958
Dear U Co., Ltd. 78 1,696
Dentium Co., Ltd. 737 26,485
*Devsisters Co., Ltd. 875 13,362
Digital Daesung Co., Ltd. 52 290
*DIO Corp. 12 140
DIT Corp. 306 5,147
*DK Tech Co., Ltd. 32 549
*<DKME 468 30
*DL Holdings Co., Ltd. 704 33,937
DMS Co., Ltd. 84 469
DN Automotive Corp. 2,404 77,880
Dohwa Engineering Co., Ltd. 56 269
Dong-A Socio Holdings Co.,
Ltd. 255 16,832
Dong-A ST Co., Ltd. 386 11,529
Dongbang Transport Logistics
Co., Ltd. 308 605
Dongjin Semichem Co., Ltd. 6,236 237,970
Dongkoo Bio & Pharma Co.,
Ltd. 44 153
DongKook Pharmaceutical
Co., Ltd. 1,057 17,032
Dongkuk Industries Co., Ltd. 100 244
Dongkuk Steel Mill Co., Ltd. 8,283 85,946
Dongsuh Cos., Inc. 1,188 21,386
Dongsung Chemical Co., Ltd. 146 433
Dongsung Finetec Co., Ltd. 1,343 26,259
*Dongsung Pharmaceutical
Co., Ltd. 16 11
*Dongwha Enterprise Co., Ltd. 56 438
Dongwha Pharm Co., Ltd. 72 294
Dongwon Industries Co., Ltd. 552 14,347
Dongwon Systems Corp. 24 455
Dongwoon Anatech Co., Ltd. 4,262 147,699
Doosan Bobcat, Inc. 4,537 220,243
Doosan Co., Ltd. 92 98,997
*Doosan Enerbility Co., Ltd. 7,106 608,935
*Doosan Fuel Cell Co., Ltd. 2,693 110,393
Doosan Tesna, Inc. 1,009 88,913
*Dream Security Co., Ltd. 200 369
Dreamtech Co., Ltd. 4,010 18,141
*DRTECH Corp. 56 72
*DSK Co., Ltd. 24 96
*Duk San Neolux Co., Ltd. 1,006 34,252
*Duksan Hi-Metal Co., Ltd. 640 7,922
DY POWER Corp. 28 292
*Easy Holdings Co., Ltd. 148 545
Ecoplastic Corp. 144 357
Ecopro BM Co., Ltd. 277 38,472
*Ecopro Co., Ltd. 1,485 153,086
E-MART, Inc. 971 69,853
*EMRO, Inc. 12 229
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*EM-Tech Co., Ltd. 20 $ 101
*Enchem Co., Ltd. 98 2,927
ENF Technology Co., Ltd. 3,502 136,708
EO Technics Co., Ltd. 153 48,277
*ESTsoft Corp. 12 118
*Eubiologics Co., Ltd. 1,627 14,041
Eugene Investment &
Securities Co., Ltd. 8,252 31,101
Eugene Technology Co., Ltd. 787 68,979
*Everybot, Inc. 4 52
*E-World 84 109
Exem Co., Ltd. 68 90
Exicon Co., Ltd. 12 297
F&F Co., Ltd. 1,450 65,403
FarmStory Co., Ltd., Class A 224 208
*Fine M-Tec Co., Ltd. 72 504
*Fine Semitech Corp. 20 573
*Firstec Co., Ltd. 24 218
*Foosung Co., Ltd. 112 1,000
Gabia, Inc. 645 13,068
Galaxia Moneytree Co., Ltd. 20 115
GAMSUNG Corp. Co., Ltd. 4,775 21,023
Gaon Cable Co., Ltd. 12 1,954
GC Biopharma Corp. 301 27,823
*GC Cell Corp. 1,150 18,415
GC Corp. 458 4,311
GC MediAI Corp. 40 109
*GeneOne Life Science, Inc. 124 72
Global Standard Technology
Co., Ltd. 3,108 101,630
*Global Tax Free Co., Ltd. 1,252 5,031
*GnCenergy Co., Ltd. 1,077 26,613
GOLFZON Co., Ltd. 840 29,053
Grand Korea Leisure Co., Ltd. 1,980 16,099
GS Engineering &
Construction Corp. 9,756 250,280
GS Global Corp. 172 593
GS Holdings Corp. 4,680 258,422
GS P&L Co., Ltd. 27 1,007
GS Retail Co., Ltd. 3,279 51,953
HAESUNG DS Co., Ltd. 2,252 121,771
*Haesung Industrial Co., Ltd.,
Class H 52 282
*Han Kuk Carbon Co., Ltd. 1,817 60,701
Hana Financial Group, Inc. 10,272 885,780
Hana Materials, Inc. 82 4,174
Hana Micron, Inc. 2,358 63,115
*Hana Technology Co., Ltd. 12 258
Hana Tour Service, Inc. 1,144 32,279
Hancom, Inc. 1,200 16,464
Handok, Inc. 32 222
Handsome Co., Ltd. 619 11,080
Hanil Cement Co., Ltd. 838 9,859
Hanil Feed Co., Ltd. 32 85
*Hanil Holdings Co., Ltd. 1,598 18,908
Hanjin Kal Corp. 410 31,154
Hanjin Logistics Corp. 75 982
Hankook Cosmetics
Manufacturing Co., Ltd. 20 136

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Hankook Shell Oil Co., Ltd. 75 $ 25,738
Hankook Tire & Technology
Co., Ltd. 3,664 146,244
Hanmi Pharm Co., Ltd. 300 93,042
*Hanmi Science Co., Ltd. 947 24,071
Hanmi Semiconductor Co.,
Ltd. 2,907 721,262
HanmiGlobal Co., Ltd. 364 6,872
Hannong Chemicals, Inc. 24 382
*Hanon Systems 12,111 34,540
Hansae Co., Ltd. 253 1,968
Hanshin Machinery Co. 44 137
Hansol Chemical Co., Ltd. 636 122,209
*Hansol IONES Co., Ltd. 1,738 19,850
Hansol Paper Co., Ltd. 64 368
Hansol Technics Co., Ltd. 104 570
*Hanssem Co., Ltd. 811 24,715
Hanwha Aerospace Co., Ltd. 628 599,970
Hanwha Corp. 1,011 90,930
*Hanwha Engine 2,614 155,092
*Hanwha Galleria Corp. 304 629
*Hanwha General Insurance
Co., Ltd. 6,879 30,703
*Hanwha Investment &
Securities Co., Ltd. 6,695 33,899
*Hanwha Life Insurance Co.,
Ltd. 10,593 34,889
*Hanwha Ocean Co., Ltd. 410 36,433
*Hanwha Solutions Corp. 9,761 333,659
Hanwha Systems Co., Ltd. 2,848 225,236
*Hanwha Vision Co., Ltd. 1,417 82,353
*Hanyang Digitech Co., Ltd. 280 5,843
Hanyang Securities Co., Ltd. 28 541
Harim Co., Ltd. 228 507
Harim Holdings Co., Ltd. 2,149 19,010
HB SOLUTION Co., Ltd. 68 105
HD Construction Equipment
Co., Ltd. 3,739 463,594
HD Hyundai Co., Ltd. 1,853 387,916
HD Hyundai Electric Co., Ltd. 588 496,343
*HD Hyundai Energy Solutions
Co., Ltd. 28 4,361
HD Hyundai Heavy Industries
Co., Ltd. 350 161,644
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 889 276,614
HDC Holdings Co., Ltd. 458 8,677
*HD-Hyundai Marine Engine 228 16,264
*Heung-A Shipping Co., Ltd. 228 444
Hite Jinro Co., Ltd. 2,625 30,282
*HK inno N Corp. 765 27,027
*HL Holdings Corp. 799 23,407
HL Mando Co., Ltd. 2,988 115,032
*HLB Biostep Co., Ltd. 116 99
*HLB Global Co., Ltd. 72 107
*HLB Therapeutics Co., Ltd. 7,642 18,188
*HLB, Inc. 629 25,784
*Hotel Shilla Co., Ltd. 1,709 75,472
HPSP Co., Ltd. 1,486 52,699
Shares Value †
KOREA, REPUBLIC OF — (Continued)
HS Hyosung Advanced
Materials Corp. 209 $ 37,976
HS Industries Co., Ltd. 211 496
*Hugel, Inc. 295 50,221
Humedix Co., Ltd. 918 21,879
Huons Co., Ltd. 1,641 29,209
Hwa Shin Co., Ltd. 2,031 16,980
Hwaseung Enterprise Co., Ltd. 48 156
*HYBE Co., Ltd. 245 43,443
Hyosung Corp. 443 68,099
Hyosung Heavy Industries
Corp. 95 250,566
Hyosung TNC Corp. 325 113,505
Hyundai Autoever Corp. 397 120,583
Hyundai Bioland Co., Ltd. 52 161
Hyundai BNG Steel Co., Ltd. 28 325
Hyundai Department Store
Co., Ltd. 699 51,322
Hyundai Elevator Co., Ltd. 731 48,645
Hyundai Glovis Co., Ltd. 1,867 285,740
Hyundai Green Food 2,561 28,559
Hyundai Livart Furniture Co.,
Ltd. 40 215
*Hyundai Marine & Fire
Insurance Co., Ltd. 4,350 89,159
Hyundai Motor Co. 4,624 1,655,437
Hyundai Motor Securities Co.,
Ltd. 3,088 22,839
Hyundai Movex Co., Ltd. 108 2,283
Hyundai Rotem Co., Ltd. 2,324 420,708
Hyundai Steel Co. 2,154 61,794
Hyundai Wia Corp. 861 48,007
HyVision System, Inc. 1,527 18,933
i3system, Inc. 325 22,789
iFamilySC Co., Ltd. 402 2,927
*Il Dong Pharmaceutical Co.,
Ltd. 167 2,984
Iljin Electric Co., Ltd. 1,073 88,621
*Iljin Holdings Co., Ltd. 68 473
*Iljin Hysolus Co., Ltd. 16 197
Iljin Power Co., Ltd. 24 350
*Ilshin Stone Co., Ltd. 68 75
Ilyang Pharmaceutical Co.,
Ltd. 40 303
iM Financial Group Co., Ltd. 19,117 246,180
iMarketKorea, Inc. 68 348
InBody Co., Ltd. 1,559 31,008
Incar Financial Service Co.,
Ltd. 3,415 24,913
Industrial Bank of Korea 9,700 147,802
Innocean Worldwide, Inc. 1,199 16,006
Innox Advanced Materials Co.,
Ltd. 2,535 58,624
*Insun ENT Co., Ltd. 88 275
Intellian Technologies, Inc. 12 1,074
*Interflex Co., Ltd. 40 362
IPARK Hyundai Development
Co. 1,877 29,043
*IS Dongseo Co., Ltd. 206 3,708

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
ISC Co., Ltd. 273 $ 44,635
i-SENS, Inc. 318 4,545
*ISU Abxis Co., Ltd. 36 116
*ISU Chemical Co., Ltd. 24 180
IsuPetasys Co., Ltd. 4,633 469,485
*Itcenglobal Co., Ltd. 1,530 55,807
*Jahwa Electronics Co., Ltd. 2,180 71,506
JB Financial Group Co., Ltd. 6,963 128,162
*Jeil Pharmaceutical Co., Ltd. 8 76
*Jeju Air Co., Ltd. 333 1,192
*Jeju Semiconductor Corp. 2,492 88,040
*Jin Air Co., Ltd. 174 737
Jinsung T.E.C. 390 4,680
*JNTC Co., Ltd. 60 782
Jusung Engineering Co., Ltd. 1,688 143,398
JVM Co., Ltd. 247 4,163
JW Holdings Corp. 128 369
JW Life Science Corp. 32 279
JW Pharmaceutical Corp. 340 7,152
JYP Entertainment Corp. 1,508 63,952
K Car Co., Ltd. 48 356
*K Ensol Co., Ltd. 16 150
Kakao Corp. 2,899 92,451
*Kakao Games Corp. 2,524 20,455
KakaoBank Corp. 3,094 50,795
*Kakaopay Corp. 784 29,442
Kangnam Jevisco Co., Ltd. 24 273
*Kangwon Energy Co., Ltd. 40 413
KB Financial Group, Inc. 878 95,010
KB Financial Group, Inc.,
Sponsored ADR 9,289 1,033,123
*KBI Dongyang Steel Pipe
Co., Ltd. 129 164
KC Tech Co., Ltd. 145 5,993
KCC Glass Corp. 569 11,240
KCTC 96 384
*Keeps Biopharma, Inc. 36 200
KEPCO Engineering &
Construction Co., Inc. 12 1,526
KEPCO Plant Service &
Engineering Co., Ltd. 1,032 43,278
KG Chemical Corp. 886 4,223
KG DONGBUSTEEL 5,876 27,851
KG Eco Solution Co., Ltd. 116 576
KG Financial Co., Ltd. 80 282
*KG Mobility Corp. 208 608
KH Vatec Co., Ltd. 2,090 19,770
KINX, Inc. 501 35,231
KISWIRE, Ltd. 34 589
KIWOOM Securities Co., Ltd. 494 132,559
*KMW Co., Ltd. 28 562
*KNJ Co., Ltd. 20 541
Koh Young Technology, Inc. 96 2,605
*Kolmar BNH Co., Ltd. 20 156
*Kolmar Korea Co., Ltd. 816 48,799
Kolon Corp. 318 15,437
Kolon Industries, Inc. 2,332 147,951
*Kolon Life Science, Inc. 12 474
Shares Value †
KOREA, REPUBLIC OF — (Continued)
KoMiCo, Ltd. 583 $ 55,659
Korea Aerospace Industries,
Ltd. 3,344 381,025
Korea Circuit Co., Ltd. 44 2,750
Korea District Heating Corp. 4 206
Korea Electric Power Corp.,
Sponsored ADR 9,882 151,096
Korea Electric Terminal Co.,
Ltd. 631 38,884
Korea Electronic Power
Industrial Development Co.,
Ltd. 40 542
Korea Fuel-Tech Corp. 884 4,160
Korea Gas Corp. 778 20,510
Korea Information &
Communications Co., Ltd. 60 462
Korea Information Certificate
Authority, Inc. 64 277
Korea Investment Holdings
Co., Ltd. 2,472 400,000
*Korea Line Corp. 15,412 26,965
Korea Petrochemical Ind Co.,
Ltd. 397 48,474
Korea Petroleum Industries
Co. 8 87
Korea Ratings Corp. 4 287
Korea United Pharm, Inc. 894 12,176
Korea Zinc Co., Ltd. 75 79,844
Korean Air Lines Co., Ltd. 10,163 168,218
Korean Reinsurance Co. 8,069 67,187
*Krafton, Inc. 854 152,582
KSS LINE, Ltd. 5,251 45,387
KT Skylife Co., Ltd. 92 305
KT&G Corp. 1,927 231,651
Kumho Petrochemical Co., Ltd. 593 58,612
*Kumho Tire Co., Inc. 12,551 49,249
Kwang Dong Pharmaceutical
Co., Ltd. 2,822 15,735
Kyeryong Construction
Industrial Co., Ltd. 28 547
Kyobo Securities Co., Ltd. 60 551
Kyung Dong Navien Co., Ltd. 351 18,388
Kyung-In Synthetic Corp. 132 453
L&C Bio Co., Ltd. 16 682
*L&K Biomed Co., Ltd. 16 79
*LabGenomics Co., Ltd. 1,314 1,177
Lake Materials Co., Ltd. 3,901 60,493
*LB Semicon, Inc. 7,636 28,831
Lee Ku Industrial Co., Ltd. 48 194
LEENO Industrial, Inc. 2,562 206,072
LG Chem, Ltd. 1,744 466,807
*LG Display Co., Ltd. 16,287 134,627
*LG Display Co., Ltd.,
Sponsored ADR 1,382 5,915
LG Electronics, Inc. 5,281 501,681
*LG Energy Solution, Ltd. 378 117,360
LG H&H Co., Ltd. 319 54,629
*LG HelloVision Co., Ltd. 164 261
LG Innotek Co., Ltd. 825 318,720

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
LG Uplus Corp. 13,688 $ 146,183
LIG Accuver Co., Ltd. 16 567
LIG Defense&Aerospace Co.,
Ltd. 571 362,265
*LigaChem Biosciences, Inc. 254 31,408
*LOT Vacuum Co., Ltd. 372 3,970
Lotte Chemical Corp. 454 34,864
Lotte Chilsung Beverage Co.,
Ltd. 667 55,044
Lotte Corp. 297 6,117
*Lotte Energy Materials Corp. 1,002 45,060
Lotte Innovate Co., Ltd. 20 311
*Lotte Non-Life Insurance Co.,
Ltd. 240 342
Lotte Rental Co., Ltd. 2,112 47,916
Lotte Shopping Co., Ltd. 439 40,046
*Lotte Tour Development Co.,
Ltd. 1,486 20,739
Lotte Wellfood Co., Ltd. 51 4,164
LS Corp. 1,151 351,539
LS Eco Energy, Ltd. 854 50,151
LS Electric Co., Ltd. 2,075 388,923
LTC Co., Ltd. 298 9,202
*LVMC Holdings 17,264 19,811
LX INTERNATIONAL Corp. 3,109 111,934
LX Semicon Co., Ltd. 1,193 50,352
Macquarie Korea Infrastructure
Fund 16,049 122,813
Macrogen, Inc. 12 131
Maeil Dairies Co., Ltd. 20 489
*Manyo Co., Ltd. 24 258
Mcnex Co., Ltd. 3,401 52,739
Medytox, Inc. 302 21,481
*Meerecompany, Inc. 8 87
MegaStudyEdu Co., Ltd. 967 30,903
*Meritz Financial Group, Inc. 3,653 275,108
*MiCo, Ltd. 2,506 38,269
*Mirae Asset Life Insurance
Co., Ltd. 1,968 21,137
Mirae Asset Securities Co.,
Ltd. 2,462 107,563
Misto Holdings Corp. 2,800 76,645
Miwon Commercial Co., Ltd. 110 11,258
Miwon Specialty Chemical
Co., Ltd. 4 330
MNTech Co., Ltd. 1,007 7,075
*Modetour Network, Inc. 16 123
*MONAYONGPYONG 92 194
mPlus Corp. 382 4,520
*Myoung Shin Industrial Co.,
Ltd. 2,688 24,104
Namhae Chemical Corp. 72 570
Namuga Co., Ltd. 36 464
*NanoenTek, Inc. 44 203
NAVER Corp. 1,385 197,030
Neosem, Inc. 24 302
*Nepes Ark Corp. 1,136 28,990
*NEPES Corp. 158 3,409
ΩNetmarble Corp. 735 24,604
Shares Value †
KOREA, REPUBLIC OF — (Continued)
New Power Plasma Co., Ltd. 702 $ 3,200
Newflex Technology Co., Ltd. 52 231
*Nexen Corp. 104 505
Nexen Tire Corp. 168 842
*Nexon Games Co., Ltd. 24 192
*Nexteel Co., Ltd. 53 725
NEXTIN, Inc. 673 31,626
NH Investment & Securities
Co., Ltd. 7,778 176,463
NHN KCP Corp. 934 12,374
*NICE Holdings Co., Ltd. 3,092 30,415
NICE Information &
Telecommunication, Inc. 24 454
NICE Information Service Co.,
Ltd. 1,099 11,337
Nong Shim Holdings Co., Ltd. 64 4,211
NongShim Co., Ltd. 136 34,614
NOROO Paint & Coatings Co.,
Ltd. 40 238
*NOVAREX Co., Ltd. 390 3,918
*OCI Co., Ltd. 843 85,255
OCI Holdings Co., Ltd. 2,896 718,533
*OptoElectronics Solutions
Co., Ltd. 12 313
*Oriental Precision &
Engineering Co., Ltd. 80 428
Orion Corp. 1,764 170,786
*OSTEONIC Co., Ltd. 52 232
Otoki Corp. 119 29,325
Pan Ocean Co., Ltd. 19,553 73,034
Paradise Co., Ltd. 3,238 34,602
Park Systems Corp. 676 131,718
Partron Co., Ltd. 7,736 43,186
*Pearl Abyss Corp. 817 32,444
People & Technology, Inc. 1,122 42,362
*Peptron, Inc. 8 1,405
PharmaResearch Co., Ltd. 354 74,824
Pharmicell Co., Ltd. 483 5,897
*Philoptics Co., Ltd. 12 387
PI Advanced Materials Co.,
Ltd. 776 13,472
PKC Co., Ltd. 877 4,334
Poongsan Corp. 1,472 98,451
Posco DX Co., Ltd. 1,250 29,413
POSCO Future M Co., Ltd. 8 1,359
POSCO Holdings, Inc.,
Sponsored ADR 5,820 462,108
Posco International Corp. 3,983 234,436
Posco M-Tech Co., Ltd. 28 376
POSCO Steeleon Co., Ltd. 120 679
*Power Logics Co., Ltd. 88 307
Protec Co., Ltd. 8 443
PSK Holdings, Inc. 557 46,680
PSK, Inc. 2,299 137,487
Pulmuone Co., Ltd. 36 299
Pumtech Korea Co., Ltd. 466 13,007
*Rainbow Robotics 4 1,791
*Reyon Pharmaceutical Co.,
Ltd. 12 87

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Robostar Co., Ltd. 12 $ 590
*Robotis Co., Ltd. 8 1,707
S&S Tech Corp. 465 31,571
S-1 Corp. 818 47,485
Sajo Industries Co., Ltd. 8 286
Sam Chun Dang Pharm Co.,
Ltd. 4 1,121
Sam-A Aluminum Co., Ltd. 4 186
Samchully Co., Ltd. 4 398
Samick THK Co., Ltd. 16 128
*Samil Pharmaceutical Co.,
Ltd. 28 168
Samji Electronics Co., Ltd. 40 882
Samjin Pharmaceutical Co.,
Ltd. 24 303
Sammok S-Form Co., Ltd. 20 254
SAMPYO Cement Co., Ltd. 2,054 23,445
Ω*Samsung Biologics Co., Ltd. 142 140,736
Samsung E&A Co., Ltd. 9,413 336,995
Samsung Electro-Mechanics
Co., Ltd. 1,559 874,520
Samsung Electronics Co., Ltd. 75,103 11,165,191
Samsung Electronics Co., Ltd.,
GDR 2,429 9,094,176
*Samsung Episholdings Co.,
Ltd. 130 47,593
Samsung Fire & Marine
Insurance Co., Ltd. 789 245,233
*Samsung Heavy Industries
Co., Ltd. 9,739 212,417
Samsung Life Insurance Co.,
Ltd. 1,793 301,614
*Samsung Pharmaceutical
Co., Ltd. 148 203
*Samsung SDI Co., Ltd. 1,236 579,167
Samsung SDS Co., Ltd. 915 102,530
Samsung Securities Co., Ltd. 2,112 153,074
SAMT Co., Ltd. 5,674 27,046
Samwha Capacitor Co., Ltd. 863 39,100
Samwha Electric Co., Ltd. 8 262
Samyang Foods Co., Ltd. 174 157,318
Samyoung Co., Ltd. 80 609
Sang-A Frontec Co., Ltd. 16 296
Sangsin Energy Display
Precision Co., Ltd. 48 861
Saramin Co., Ltd. 16 184
Satrec Initiative Co., Ltd. 4 448
*SD Biosensor, Inc. 3,718 21,107
SeAH Besteel Holdings Corp. 60 3,054
SeAH Holdings Corp. 4 438
SeAH Steel Corp. 46 5,502
SeAH Steel Holdings Corp. 8 1,295
Seegene, Inc. 1,783 29,512
Segyung Hitech Co., Ltd. 69 223
Sejin Heavy Industries Co.,
Ltd. 990 13,717
*SEMCNS Co., Ltd. 28 269
*Seobu T&D 8,201 82,773
*Seojin System Co., Ltd. 1,478 59,291
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Seoul Auction Co., Ltd. 20 $ 93
*Seoul Semiconductor Co.,
Ltd. 8,097 90,130
Seoyon Co., Ltd. 56 357
Seoyon E-Hwa Co., Ltd. 1,916 18,227
SFA Engineering Corp. 244 5,166
*SFA Semicon Co., Ltd. 5,495 30,750
*Shift Up Corp. 685 15,033
*Shin Heung Energy &
Electronics Co., Ltd. 1,094 7,782
Shinhan Financial Group Co.,
Ltd. 616 41,490
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 10,965 754,831
*SHINHWAPRITECH Co., Ltd. 68 117
Shinil Electronics Co., Ltd. 96 95
Shinsegae International, Inc. 60 602
Shinsegae, Inc. 1,791 491,462
Shinsung Delta Tech Co., Ltd. 348 13,608
*Shinsung E&G Co., Ltd. 3,492 9,406
Silicon2 Co., Ltd. 1,322 39,218
SIMMTECH Co., Ltd. 679 39,828
*SK Biopharmaceuticals Co.,
Ltd. 1,372 92,410
*SK Bioscience Co., Ltd. 398 11,552
SK Discovery Co., Ltd. 612 23,066
SK Gas, Ltd. 156 30,396
SK hynix, Inc. 17,151 14,870,676
Ω*SK IE Technology Co., Ltd. 1,063 18,921
*SK Innovation Co., Ltd. 1,553 153,080
SK Networks Co., Ltd. 11,544 45,687
*SK oceanplant Co., Ltd. 1,297 21,468
*SK Securities Co., Ltd. 592 2,087
#SK Telecom Co., Ltd., ADR 3,687 137,931
SK, Inc. 1,125 322,360
*SKC Co., Ltd. 234 18,617
SL Corp. 2,982 126,462
SM Entertainment Co., Ltd. 302 19,669
*SMEC Co., Ltd. 198 591
*SOCAR, Inc. 32 384
S-Oil Corp. 1,904 172,659
Solid, Inc. 11,717 135,166
SOLUM Co., Ltd. 4,820 63,045
Solus Advanced Materials Co.,
Ltd. 1,275 11,253
Songwon Industrial Co., Ltd. 1,589 16,981
SOOP Co., Ltd. 414 16,301
Soulbrain Co., Ltd. 203 62,685
SP SAMHWA Co., Ltd. 52 331
*SPG Co., Ltd. 78 6,710
ST Pharm Co., Ltd. 419 43,081
*Studio Dragon Corp. 1,185 27,843
*STX Engine Co., Ltd. 81 3,364
*Suheung Co., Ltd. 24 324
*Sukgyung AT Co., Ltd. 4 154
Sung Kwang Bend Co., Ltd. 1,107 34,631
Sungshin Cement Co., Ltd. 76 586
Sungwoo Hitech Co., Ltd. 10,488 62,863
Sunjin Co., Ltd. 1,224 8,847

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
SY Co., Ltd. 60 $ 121
*Synergy Innovation Co., Ltd. 80 113
*Synopex, Inc. 6,793 27,205
Systems Technology, Inc. 258 6,506
T&L Co., Ltd. 527 21,745
*Taewoong Co., Ltd. 861 30,767
*Taihan Cable & Solution Co.,
Ltd. 1,109 42,096
*TCC Steel 1,976 26,285
TechWing, Inc. 1,775 68,573
*Telechips, Inc. 32 309
TEMC Co., Ltd. 604 6,988
TES Co., Ltd. 425 24,070
*Theragen Etex Co., Ltd. 116 237
*TK Corp. 2,272 70,540
TKG Huchems Co., Ltd. 1,233 15,703
*TLB Co., Ltd. 568 33,509
Tokai Carbon Korea Co., Ltd. 341 67,593
*Tongyang Life Insurance Co.,
Ltd. 3,835 21,487
Toptec Co., Ltd. 140 433
Tovis Co., Ltd. 2,685 32,042
*Trinity Airways Co., Ltd. 7,397 4,613
TS Corp. 168 330
TSE Co., Ltd. 122 13,885
Tuksu Construction Co., Ltd. 40 182
TYM Corp. 622 3,376
Unid Co., Ltd. 466 29,785
Union Semiconductor
Equipment & Materials Co.,
Ltd. 40 310
Uniquest Corp. 632 3,123
*Unison Co., Ltd. 384 349
*UniTest, Inc. 28 347
Unitrontech Co., Ltd. 76 292
Value Added Technology Co.,
Ltd. 1,111 17,228
VICTEK Co., Ltd. 40 156
Vieworks Co., Ltd. 20 366
*Vina Tech Co., Ltd. 4 474
Vitzro Tech Co., Ltd. 32 366
Vitzrocell Co., Ltd. 2,528 97,152
*VM, Inc. 28 1,008
*VT Co., Ltd. 1,676 19,165
Wemade Co., Ltd. 1,178 19,816
Won Tech Co., Ltd. 4,174 20,600
WONIK IPS Co., Ltd. 2,980 235,274
Wonik Materials Co., Ltd. 264 9,309
*WONIK PNE Co., Ltd. 52 139
Wonik QnC Corp. 2,071 52,850
Woojin, Inc. 1,224 23,148
Woori Financial Group, Inc. 8,967 201,624
Woori Financial Group, Inc.,
ADR 7,219 510,095
*Woori Technology, Inc. 140 2,039
Worldex Industry & Trading
Co., Ltd. 1,639 36,190
Y G-1 Co., Ltd. 60 639
*YC Corp. 28 412
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Yest Co., Ltd. 24 $ 440
YG Entertainment, Inc. 594 21,626
*YMT Co., Ltd. 16 193
Youlchon Chemical Co., Ltd. 16 278
Youngone Holdings Co., Ltd. 238 33,376
Yuanta Securities Korea Co.,
Ltd. 344 1,218
Yuhan Corp. 410 25,321
*Yungjin Pharmaceutical Co.,
Ltd. 136 162
Zeus Co., Ltd. 2,148 23,331
Zinus, Inc. 1,011 8,800
TOTAL KOREA, REPUBLIC
OF 73,861,815
KUWAIT — (0.9%)
A'ayan Leasing & Investment
Co. KSCP 46,055 38,042
*Acico Industries Co. KSC 20,228 28,813
Al Ahli Bank of Kuwait KSCP 64,085 58,145
Ali Alghanim Sons Automotive
Co. KSCC 5,122 16,807
*<Arabi Group Holding KSC 308 72
Beyout Holding Co. KPSC 8,022 9,704
Boubyan Bank KSCP 386 852
Boursa Kuwait Securities Co.
KPSC 4,071 37,334
Burgan Bank SAK 36,730 24,009
Combined Group Contracting
Co. SAK 11,134 34,760
Commercial Real Estate Co.
KSC 44,203 27,600
Gulf Bank KSCP 137,211 151,267
Gulf Cables & Electrical
Industries Group Co. KSCP 13,540 85,071
Heavy Engineering & Ship
Building Co. KSCP 12,278 30,825
Humansoft Holding Co. KSC 4,490 35,059
*IFA Hotels & Resorts-KPSC 243 699
Integrated Holding Co. KCSC 24,519 33,569
*JTC Logistics Transportation
& Stevedoring Co. KSCP 9,624 15,962
Kuwait Finance House KSCP 236,588 607,820
Kuwait Insurance Co. SAK 500 1,220
Kuwait International Bank
KSCP 64,356 56,926
*Kuwait Real Estate Co. KSC 21,614 24,461
Kuwait Telecommunications
Co. 19,656 41,421
Mabanee Co. KPSC 16,792 54,881
Mezzan Holding Co. KSCC 8,115 33,727
Mobile Telecommunications
Co. KSCP 134,045 248,474
National Bank of Kuwait SAKP 153,250 428,602
Salhia Real Estate Co. KSCP 29,726 38,184
Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC 46,034 22,156

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
KUWAIT — (Continued)
Warba Bank KSCP 619,675 $ 586,424
TOTAL KUWAIT 2,772,886
MALAYSIA — (1.8%)
7-Eleven Malaysia Holdings
BHD 400 201
99 Speed Mart Retail Holdings
BHD 25,800 22,412
Able Global BHD 800 304
#Aeon Co. M BHD 103,700 30,289
*AFFIN Bank BHD 33,355 21,164
Ajinomoto Malaysia BHD 100 312
Alliance Bank Malaysia BHD 55,605 65,245
Allianz Malaysia BHD 6,300 32,805
AME Elite Consortium BHD 1,000 383
AMMB Holdings BHD 78,300 121,250
Ancom Nylex BHD 2,020 455
*Astro Malaysia Holdings BHD 10,100 178
#Aurelius Technologies BHD 49,100 8,963
#Axiata Group BHD 122,400 72,426
#Bank Islam Malaysia BHD 31,900 18,795
Batu Kawan BHD 300 1,586
#*Berjaya Corp. BHD 227,700 14,907
*Berjaya Property BHD, Class
F 3,700 242
British American Tobacco
Malaysia BHD 400 622
Bursa Malaysia BHD 25,700 55,328
#Carlsberg Brewery Malaysia
BHD 5,900 24,720
CCK Consolidated Holdings
BHD 700 219
#CELCOMDIGI BHD 91,200 68,891
*Chin Hin Group BHD 23,700 12,472
CIMB Group Holdings BHD 225,300 434,545
Crescendo Corp. BHD 900 272
CTOS Digital BHD 51,900 9,278
#*D&O Green Technologies
BHD 105,600 12,497
#*Dagang NeXchange BHD 198,100 14,964
Dayang Enterprise Holdings
BHD 64,200 32,654
Dialog Group BHD 14,900 8,516
#DRB-Hicom BHD 3,000 891
#Duopharma Biotech BHD 1,000 323
DXN Holdings BHD 2,000 234
Eastern & Oriental BHD 125,300 25,555
#Eco World Development
Group BHD 93,800 48,654
#EG Industries BHD 11,200 3,412
*Ekovest BHD 6,300 365
#Farm Fresh BHD 39,900 25,518
Fraser & Neave Holdings BHD 2,600 20,491
#Frontken Corp. BHD 180,200 191,475
Gamuda BHD 46,512 51,765
#Gas Malaysia BHD 11,400 15,501
Genting BHD 74,900 48,469
Genting Malaysia BHD 140,700 70,146
Genting Plantations BHD 25,500 33,324
Shares Value †
MALAYSIA — (Continued)
*Greatech Technology BHD 79,900 $ 47,882
#Guan Chong BHD 95,766 19,893
HAP Seng Consolidated BHD 600 438
#Hap Seng Plantations
Holdings BHD 800 433
*Hartalega Holdings BHD 110,300 31,106
#Heineken Malaysia BHD 7,900 45,473
#Hextar Global BHD 58,600 11,140
Hiap Teck Venture BHD 3,900 305
Hibiscus Petroleum BHD 192,500 106,635
Hong Leong Bank BHD 1,300 7,286
Hong Leong Financial Group
BHD 200 948
#Hong Leong Industries BHD 3,300 14,392
Hume Cement Industries BHD 400 317
Hup Seng Industries BHD 900 226
*IGB BHD 2,700 1,625
IHH Healthcare BHD 21,900 48,636
IJM Corp. BHD 119,500 72,515
Inari Amertron BHD 47,500 23,562
IOI Corp. BHD 19,000 20,667
IOI Properties Group BHD 18,300 19,123
#ITMAX SYSTEM BHD 33,500 40,910
Jaya Tiasa Holdings BHD 50,900 14,867
Kelington Group BHD 109,100 164,000
Kenanga Investment Bank
BHD 1,800 356
Kerjaya Prospek Group BHD 900 505
Kim Loong Resources BHD 800 516
Kossan Rubber Industries
BHD 85,500 23,681
#KPJ Healthcare BHD 74,600 62,550
Kretam Holdings BHD 1,800 291
KSL Holdings BHD 18,771 14,463
Kuala Lumpur Kepong BHD 17,578 93,920
#Lagenda Properties BHD 1,700 621
#LBS Bina Group BHD 3,400 402
#Leong Hup International BHD 65,600 12,223
LPI Capital BHD 14,900 55,676
Magnum BHD 41,100 13,247
#Mah Sing Group BHD 87,100 24,124
#Malakoff Corp. BHD 111,200 23,940
#Malayan Banking BHD 80,600 224,864
#Malayan Cement BHD 35,400 61,949
#Malayan Flour Mills BHD 2,700 381
Malaysia Smelting Corp. BHD 32,300 14,965
#Malaysian Pacific Industries
BHD 4,700 43,337
#Malaysian Resources Corp.
BHD 262,900 23,500
Matrix Concepts Holdings BHD 143,700 48,847
Maxis BHD 59,700 52,462
MBSB BHD 200,000 34,496
#Mega First Corp. BHD 60,800 47,458
Mi Technovation BHD 1,200 1,003
MISC BHD 23,200 48,894
MNRB Holdings BHD 22,500 14,107
ΩMR DIY Group M BHD 96,500 40,578
Muhibbah Engineering M BHD 1,600 218

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
MALAYSIA — (Continued)
#Nationgate Holdings BHD 69,700 $ 12,987
#Nestle Malaysia BHD 1,100 30,024
*NEXG BHD 4,100 305
OCK Group BHD 2,900 285
Padini Holdings BHD 51,600 19,099
Pantech Group Holdings BHD 2,000 327
Paramount Corp. BHD 1,000 254
#Pecca Group BHD 500 186
Perak Transit BHD 1,900 117
#Petronas Chemicals Group
BHD 49,000 73,040
#Petronas Dagangan BHD 5,900 29,979
Petronas Gas BHD 4,200 18,845
*Pharmaniaga BHD 307,200 18,951
PPB Group BHD 14,900 43,220
Press Metal Aluminium
Holdings BHD 84,700 184,052
Public Bank BHD 258,900 305,087
#QL Resources BHD 68,700 65,733
*Ranhill Utilities BHD 600 275
RHB Bank BHD 43,300 88,748
Sam Engineering & Equipment
M BHD 6,200 6,088
Sarawak Oil Palms BHD 16,200 18,560
#Scientex BHD 32,700 31,123
SD Guthrie BHD 63,200 98,663
#Sime Darby BHD 127,600 69,399
#Sime Darby Property BHD 85,000 30,392
*Solarvest Holdings BHD 900 616
#Southern Cable Group BHD 5,000 2,379
SP Setia BHD Group 125,400 32,838
#Sports Toto BHD 55,400 18,832
Sunway BHD 17,300 23,436
#Sunway Construction Group
BHD 16,400 28,287
*Sunway Healthcare Holdings
BHD 1,730 823
Syarikat Takaful Malaysia
Keluarga BHD 44,900 37,534
Ta Ann Holdings BHD 18,900 25,841
Taliworks Corp. BHD 1,200 136
Telekom Malaysia BHD 13,000 24,484
Tenaga Nasional BHD 44,400 162,552
#TIME dotCom BHD 17,100 26,006
Top Glove Corp. BHD 276,900 50,548
*Tropicana Corp. BHD 17,400 5,301
TSH Resources BHD 1,600 528
#Uchi Technologies BHD 14,200 10,011
#UEM Sunrise BHD 96,300 15,640
Unisem M BHD 13,900 11,725
United Malacca BHD 600 893
United Plantations BHD 22,500 179,819
UOA Development BHD 26,700 12,101
*Uzma BHD, Class A 1,600 181
Velesto Energy BHD 766,900 65,654
VS Industry BHD 326,988 17,290
Wasco BHD 1,100 308
*WCT Holdings BHD 128,500 15,369
Wellcall Holdings BHD 1,000 310
Shares Value †
MALAYSIA — (Continued)
#Westports Holdings BHD 17,884 $ 25,668
Yinson Holdings BHD 79,132 42,639
#YTL Corp. BHD 148,020 76,032
YTL Power International BHD 43,720 42,052
#Zetrix Ai BHD 324,367 66,972
TOTAL MALAYSIA 5,467,515
MEXICO — (2.1%)
*Alpek SAB de CV, Class A 16,700 11,920
Alsea SAB de CV 34,690 101,859
America Movil SAB de CV,
ADR 25,415 676,039
Arca Continental SAB de CV 7,300 87,486
Axtel SAB de CV 182,833 28,502
Ω#Banco del Bajio SA 65,400 204,207
#Becle SAB de CV 18,900 15,185
Bolsa Mexicana de Valores
SAB de CV 39,000 87,634
Cemex SAB de CV,
Sponsored ADR 39,598 487,055
Coca-Cola Femsa SAB de CV,
Sponsored ADR 1,202 122,099
Consorcio ARA SAB de CV 2,600 684
#*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 65,748 49,033
Corp Inmobiliaria Vesta SAB
de CV 30,900 109,717
Corporativo Fragua SAB de
CV, Class H 40 1,124
*Corpovael SA de CV 1,800 794
Cydsa SAB de CV 100 171
El Puerto de Liverpool SAB
de CV 4,800 28,353
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 730 86,315
#GCC SAB de CV 7,500 88,397
#Genomma Lab Internacional
SAB de CV, Class B 48,800 45,924
Gentera SAB de CV 92,600 241,970
Gruma SAB de CV, Class B 6,095 105,514
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 14,218 188,223
#Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 986 248,344
Grupo Aeroportuario
del Sureste SAB de CV,
Sponsored ADR 392 119,889
#Grupo Bimbo SAB de CV,
Class A 45,550 154,712
Grupo Carso SAB de CV 7,100 53,846
Grupo Comercial Chedraui SA
de CV 11,123 64,971
Grupo Financiero Banorte SAB
de CV, Class O 47,700 516,659
Grupo Financiero Inbursa SAB
de CV, Class O 29,700 72,927
Grupo Herdez SAB de CV 4,660 17,707

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
MEXICO — (Continued)
*Grupo Hotelero Santa Fe
SAB de CV 1,300 $ 371
*Grupo Industrial Saltillo SAB
de CV 1,000 714
Grupo Mexico SAB de CV,
Class B 66,200 722,787
*Grupo Nutrisa SAB de CV 4,660 1,046
*Grupo Rotoplas SAB de CV 2,400 1,755
*Grupo Simec SAB de CV,
Class B 100 948
*Grupo Sports World SAB de
CV, Class S 1,100 565
Grupo Televisa SAB 141,700 80,592
Ω#*Grupo Traxion SAB de CV,
Class A 30,000 17,816
*Industrias Penoles SAB de
CV 7,100 357,068
Kimberly-Clark de Mexico SAB
de CV, Class A 45,600 102,855
La Comer SAB de CV 25,664 58,181
Medica Sur SAB de CV, Class
B 100 340
Megacable Holdings SAB de
CV 73,218 255,669
*Minera Frisco SAB de CV 900 486
Ω*Nemak SAB de CV 184,400 34,643
Operadora De Sites
Mexicanos SAB de CV, Class
A 66,600 63,056
*Orbia Advance Corp. SAB
de CV 64,900 77,493
Organizacion Soriana SAB de
CV, Class B 100 191
*Promotora de Hoteles Norte
19 SAB De CV, Class L 2,000 697
Promotora y Operadora de
Infraestructura SAB de CV 7,260 114,671
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 1,000 11,421
#Qualitas Controladora SAB
de CV 10,200 101,470
Regional SAB de CV 22,700 190,809
*Vista Energy SAB de CV,
Sponsored ADR 2,387 177,402
Wal-Mart de Mexico SAB de
CV 63,900 200,946
TOTAL MEXICO 6,591,252
PERU — (0.1%)
Cementos Pacasmayo SAA,
ADR 40 426
Credicorp, Ltd. 811 262,902
Intercorp Financial Services,
Inc. 63 2,808
TOTAL PERU 266,136
PHILIPPINES — (0.4%)
Aboitiz Equity Ventures, Inc. 64,800 30,674
Aboitiz Power Corp. 33,000 24,425
ACEN Corp. 419,000 19,357
Shares Value †
PHILIPPINES — (Continued)
Alliance Global Group, Inc. 128,000 $ 17,823
Apex Mining Co., Inc. 54,600 14,513
Asia United Bank Corp. 15,600 10,747
*Atlas Consolidated Mining &
Development Corp. 3,000 369
Ayala Corp. 4,440 33,772
Ayala Land, Inc. 121,700 29,893
Bank of the Philippine Islands 10,990 16,000
BDO Unibank, Inc. 39,331 73,064
*Bloomberry Resorts Corp. 8,000 262
*Cebu Air, Inc., Class A 500 266
Century Pacific Food, Inc. 88,000 40,797
China Banking Corp. 23,820 23,287
Converge Information and
Communications Technology
Solutions, Inc. 118,500 24,481
D&L Industries, Inc. 4,600 268
DigiPlus Interactive Corp. 83,500 18,445
*DITO CME Holdings Corp. 7,000 114
DM Wenceslao and
Associates, Inc. 700 56
DMCI Holdings, Inc. 43,100 6,724
*DoubleDragon Corp. 2,100 328
East West Banking Corp. 1,400 320
Emperador, Inc. 1,000 247
First Philippine Holdings Corp. 8,070 10,567
Ginebra San Miguel, Inc.,
Class A 2,290 10,304
Globe Telecom, Inc. 830 22,237
GT Capital Holdings, Inc. 8,300 63,862
International Container
Terminal Services, Inc. 15,360 177,399
JG Summit Holdings, Inc. 237,800 104,829
Keepers Holdings, Inc. (The),
Class A 8,000 242
Lopez Holdings Corp. 4,000 251
LT Group, Inc. 6,600 1,610
Manila Electric Co. 2,780 29,484
Manila Water Co., Inc. 89,500 64,059
Megaworld Corp. 354,000 11,977
Metropolitan Bank & Trust Co. 48,860 53,251
ΩMonde Nissin Corp. 1,100 122
Nickel Asia Corp. 262,000 21,395
Oceanagold Philippines, Inc. 32,700 17,819
Petron Corp. 15,000 717
Philex Mining Corp. 6,000 917
Philippine National Bank 11,080 10,364
Philippine Seven Corp. 22,240 12,282
Philippine Stock Exchange,
Inc. (The) 40 142
PLDT, Inc., Sponsored ADR 2,167 43,860
Puregold Price Club, Inc. 108,700 75,856
RFM Corp. 4,000 360
Robinsons Land Corp. 73,900 20,845
Robinsons Retail Holdings,
Inc. 18,600 14,281
San Miguel Corp. 12,010 14,057
Security Bank Corp. 19,080 20,159

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
PHILIPPINES — (Continued)
Semirara Mining & Power
Corp., Class A 73,600 $ 31,128
SM Investments Corp. 40 394
SM Prime Holdings, Inc. 106,500 32,916
STI Education Systems
Holdings, Inc. 11,000 243
Synergy Grid & Development
Phils, Inc. 2,500 927
*Top Frontier Investment
Holdings, Inc. 80 66
Union Bank of the Philippines 3,300 1,398
Universal Robina Corp. 38,850 38,550
Vista Land & Lifescapes, Inc.,
Class A 11,000 179
Wilcon Depot, Inc. 71,000 7,161
TOTAL PHILIPPINES 1,302,442
POLAND — (1.5%)
*11 bit studios SA 4 176
AB SA 408 14,164
Agora SA 156 366
Alior Bank SA 5,088 173,483
Ω*Allegro.eu SA 7,160 58,680
Amica SA 16 233
AmRest Holdings SE 3,077 9,478
Apator SA 64 450
ASBISc Enterprises PLC 3,354 59,375
Asseco Poland SA 3,336 167,333
Asseco South Eastern Europe
SA 1,372 22,908
Auto Partner SA 9,269 54,908
Bank Handlowy w Warszawie
SA 1,493 47,060
*Bank Millennium SA 11,186 55,015
*Bank Ochrony Srodowiska SA 108 300
Bank Polska Kasa Opieki SA 4,662 290,685
*Benefit Systems SA 100 110,211
*Bioton SA 256 294
BNPP Bank Polska SA 782 31,888
*Boryszew SA 148 201
Budimex SA 406 73,607
CD Projekt SA 424 32,197
*Celon Pharma SA 28 164
*Cognor Holding SA 128 180
Cyber Folks SA 615 30,671
*Cyfrowy Polsat SA 9,764 40,367
Develia SA 37,836 109,461
Ω*Dino Polska SA 9,996 88,299
Dom Development SA 275 19,625
Echo Investment SA 444 630
Enea SA 15,020 91,046
Erste Bank Polska SA 385 65,344
*Eurocash SA 1,979 2,879
*Fabryki Mebli Forte SA 40 220
Ferro SA, Class A 1,280 10,087
*Globe Trade Centre SA 248 184
*Grupa Azoty SA 6,994 35,245
Grupa Kety SA 593 180,870
Grupa Pracuj SA Poland 1,132 13,817
Shares Value †
POLAND — (Continued)
Ω*HUUUGE, Inc. 2,356 $ 14,638
ING Bank Slaski SA 869 93,906
#Inter Cars SA 276 56,198
*KGHM Polska Miedz SA 2,902 242,113
LPP SA 14 84,400
*Lubelski Wegiel Bogdanka SA 36 250
*mBank SA 354 111,338
#Mirbud SA 7,038 21,428
Mo-BRUK SA 146 14,281
*Modivo SA 1,710 37,428
Neuca SA 61 11,933
NEWAG SA 1,281 39,389
Orange Polska SA 16,509 67,662
ORLEN SA 14,388 526,934
PCC Rokita SA, Class B 12 233
Pepco Group NV 7,143 63,471
*PGE Polska Grupa
Energetyczna SA 39,336 115,426
*PKP Cargo SA 96 377
PlayWay SA 4 269
Powszechna Kasa
Oszczednosci Bank Polski SA 13,653 356,015
Powszechny Zaklad
Ubezpieczen SA 17,853 312,848
Rainbow Tours SA 694 25,642
*Selvita SA 32 309
*Syn2bio SA 578 4,618
Synektik SA 578 45,738
*Tauron Polska Energia SA 77,037 200,924
#Text SA 2,334 25,093
Torpol SA 36 712
Unimot SA, Class F 16 692
Voxel SA 249 6,854
*VRG SA 644 933
Warsaw Stock Exchange 948 19,629
Wirtualna Polska Holding SA 199 3,180
ΩXTB SA 3,290 92,462
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 24 491
*Zespol Elektrowni Patnow
Adamow Konin SA, Class A 72 364
TOTAL POLAND 4,490,279
QATAR — (0.8%)
Aamal Co. 7,568 1,613
Ahli Bank QSC 1,684 1,735
Al Khaleej Takaful Group QSC 812 566
Al Meera Consumer Goods
Co. QSC 4,594 17,096
Al Rayan Bank 144,886 86,152
*Baladna 67,856 24,060
Barwa Real Estate Co. 94,946 61,411
Commercial Bank PSQC (The) 144,087 170,364
Doha Bank QPSC 412,688 306,031
Doha Insurance Co. QSC 17,854 14,465
Dukhan Bank 22,784 21,695
*Estithmar Holding QPSC 10,278 11,136
Gulf International Services
QSC 132,769 75,774

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
QATAR — (Continued)
Gulf Warehousing Co. 18,575 $ 11,173
Industries Qatar QSC 4,411 14,477
Lesha Bank LLC 60,428 32,114
Mannai Corp. QSC 12,234 17,405
*Mazaya Real Estate
Development QPSC 3,356 525
Medicare Group 11,882 17,998
Mesaieed Petrochemical
Holding Co. 127,485 41,526
Nebras Energy 5,767 23,204
Ooredoo QPSC 25,629 96,434
Qatar Aluminum Manufacturing
Co. 260,924 115,879
Qatar Fuel QSC 10,521 41,408
Qatar Gas Transport Co., Ltd. 34,699 40,789
Qatar Industrial Manufacturing
Co. QSC 24,524 14,986
Qatar Insurance Co. SAQ 59,987 37,778
Qatar International Islamic
Bank QSC 38,300 118,971
Qatar Islamic Bank QPSC 21,018 128,267
Qatar Islamic Insurance Group 384 898
Qatar National Bank QPSC 133,739 637,290
Qatar National Cement Co.
QSC 41,475 31,975
QLM Life & Medical Insurance
Co. WLL 804 492
Salam International
Investment, Ltd. QSC 2,660 568
United Development Co. QSC 66,718 15,576
Vodafone Qatar PQSC 61,656 45,129
*Widam Food Co. 472 197
Zad Holding Co. 4,888 19,641
TOTAL QATAR 2,296,798
SAUDI ARABIA — (3.1%)
Abdullah Al Othaim Markets
Co. 21,781 35,658
*ACWA Power Co. 1,544 69,244
Ades Holding Co. 10,208 53,347
*Advanced Building Industries
Co. 1,114 11,762
*Advanced Petrochemical Co. 5,424 40,031
*AFG International Co 4,764 20,463
Al Babtain Power &
Telecommunication Co. 3,786 67,180
Al Hammadi Holding 4,308 30,255
Al Jouf Agricultural
Development Co. 1,868 24,086
*Al Khaleej Training and
Education Co. 36 158
Al Masane Al Kobra Mining
Co. 1,812 39,327
Al Rajhi Bank 50,073 915,212
*Al Rajhi Co. for Co-operative
Insurance 785 23,275
*Al Yamamah Steel Industries
Co. 660 7,377
Alamar Foods 32 390
Alandalus Property Co. 2,634 10,485
Shares Value †
SAUDI ARABIA — (Continued)
Alaseel Co. 18,676 $ 18,524
Al-Dawaa Medical Services
Co. 2,413 30,110
Aldrees Petroleum and
Transport Services Co. 2,345 75,030
Alinma Bank 20,606 133,619
AlKhorayef Water & Power
Technologies Co. 1,158 38,904
Almarai Co. JSC 15,879 175,196
Almawarid Manpower Co. 813 18,545
Alujain Corp. 1,320 10,601
Arab National Bank 14,585 83,843
Arabian Cement Co. 176 1,113
ΩArabian Centres Co. 9,792 45,820
*Arabian Drilling Co. 1,944 47,116
Arabian Internet &
Communications Services Co. 931 55,108
Arabian Pipes Co. 2,172 4,204
*Arabian Shield Cooperative
Insurance Co. 40 119
Arriyadh Development Co. 2,161 10,412
Astra Industrial Group Co. 1,372 51,580
Bank AlBilad 15,986 106,815
Bank Al-Jazira 19,465 61,034
Banque Saudi Fransi 46,893 241,435
*Bawan Co. 3,467 40,434
BinDawood Holding Co. 14,056 19,638
Bupa Arabia for Cooperative
Insurance Co. 1,654 80,484
City Cement Co. 6,163 20,541
Co. for Cooperative Insurance
(The) 2,323 80,644
Dallah Healthcare Co. 802 26,580
*Dar Al Arkan Real Estate
Development Co. 19,374 91,433
Dr Soliman Abdel Kader
Fakeeh Hospital Co. 3,766 36,490
Dr. Sulaiman Al Habib Medical
Services Group Co. 2,400 155,115
East Pipes Integrated Co. for
Industry 1,766 93,232
Eastern Province Cement Co. 2,487 15,543
Electrical Industries Co. 32,512 157,424
Elm Co. 245 38,280
*Emaar Economic City 3,869 11,420
Etihad Etisalat Co. 16,712 289,636
Etihad GO Telecom Co. 1,895 48,708
First Milling Co. 784 11,413
Gulf Insurance Group 3,105 20,664
*Herfy Food Services Co. 92 367
*Jabal Omar Development Co. 2,501 10,550
Jamjoom Pharmaceuticals
Factory Co. 1,164 48,230
Jarir Marketing Co. 40,322 161,804
Leejam Sports Co. JSC 2,849 60,543
*Lumi Rental Co. 2,313 24,188
Maharah Human Resources
Co. 23,680 38,136

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 3,191 $ 11,809
Middle East Healthcare Co. 2,298 22,622
*Middle East Paper Co. 1,976 9,215
Middle East Pharmaceutical
Co. 648 17,710
Middle East Specialized
Cables Co. 549 4,596
Mobile Telecommunications
Co. Saudi Arabia 44,447 139,012
Mouwasat Medical Services
Co. 2,829 51,292
Nahdi Medical Co. 1,422 39,811
*Najran Cement Co. 304 490
*National Agriculture
Development Co. (The) 8,671 37,061
National Co. for Glass
Industries (The) 12 122
National Co. for Learning &
Education 598 18,799
*National Industrialization Co. 26,907 75,043
National Medical Care Co. 1,091 34,558
Northern Region Cement Co. 5,247 9,849
Power & Water Utility Co. for
Jubail & Yanbu 2,514 22,871
Qassim Cement Co. (The) 3,081 35,784
*Rabigh Refining &
Petrochemical Co. 17,080 67,537
*Rasan Information
Technology Co. 1,487 56,062
*Red Sea International Co. 420 2,749
Retal Urban Development Co.,
Class A 7,997 31,579
Riyad Bank 73,552 406,933
Riyadh Cables Group Co. 715 25,241
Riyadh Cement Co. 6,879 43,965
SABIC Agri-Nutrients Co. 6,371 247,502
Sahara International
Petrochemical Co. 5,052 21,620
SAL Saudi Logistics Services 1,282 56,195
*Saudi Arabian Amiantit Co. 716 2,955
*Saudi Arabian Mining Co. 13,603 237,930
ΩSaudi Arabian Oil Co. 116,141 859,638
Saudi Aramco Base Oil Co. 1,865 62,705
*Saudi Automotive Services
Co. 2,566 34,859
Saudi Awwal Bank 32,142 291,725
Saudi Basic Industries Corp. 9,704 158,478
Saudi Cement Co. 4,869 44,218
Saudi Ceramic Co. 3,338 27,412
Saudi Energy Co. 13,576 64,215
Saudi Ground Services Co. 4,166 35,168
Saudi Industrial Investment
Group 19,862 73,877
Saudi Investment Bank (The) 13,185 46,581
*Saudi Kayan Petrochemical
Co. 66,772 106,643
Saudi National Bank (The) 43,856 459,316
Shares Value †
SAUDI ARABIA — (Continued)
*Saudi Paper Manufacturing
Co. 1,277 $ 19,765
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 3,799 31,806
*Saudi Public Transport Co. 3,424 10,398
*Saudi Real Estate Co. 5,510 20,274
*Saudi Reinsurance Co. 6,133 43,400
*Saudi Research & Media
Group 973 19,976
Saudi Steel Pipe Co. 2,352 36,059
Saudi Tadawul Group Holding
Co. 593 20,934
Saudi Telecom Co. 60,930 707,343
Saudia Dairy & Foodstuff Co. 1,020 56,025
*Savola Group (The) 8,215 59,228
Scientific & Medical Equipment
House Co. 16 132
*Seera Group Holding 12,148 69,283
*Sinad Holding Co. 180 418
Southern Province Cement Co. 4,912 27,608
Sumou Real Estate Co. 60 482
Sustained Infrastructure
Holding Co. 3,106 28,605
Tanmiah Food Co. 804 14,020
United Electronics Co. 2,364 50,740
United International
Transportation Co. 4,840 53,581
*Walaa Cooperative Insurance
Co. 3,496 9,042
Yamama Cement Co. 4,842 34,316
Yanbu Cement Co. 9,443 38,245
Yanbu National Petrochemical
Co. 6,630 64,948
TOTAL SAUDI ARABIA 9,551,250
SOUTH AFRICA — (3.9%)
Absa Group, Ltd. 24,933 347,898
Advtech, Ltd. 49,063 125,302
AECI, Ltd. 14,989 99,179
Afrimat, Ltd. 9,039 17,602
Alexander Forbes Group
Holdings, Ltd. 1,016 458
Altron, Ltd., Class A 33,986 45,789
Anglogold Ashanti PLC 6,086 570,441
Aspen Pharmacare Holdings,
Ltd. 7,182 59,779
Astral Foods, Ltd. 4,329 63,437
AVI, Ltd. 21,667 129,353
Bid Corp., Ltd. 6,277 153,208
Bidvest Group, Ltd. 12,209 170,568
Blu Label Unlimited Group,
Ltd. 15,482 8,214
Capitec Bank Holdings, Ltd. 1,163 301,208
Cashbuild, Ltd., Class A 425 3,275
City Lodge Hotels, Ltd. 1,200 308
Clicks Group, Ltd. 8,865 139,478
Coronation Fund Managers,
Ltd. 22,157 59,041
DataTec, Ltd. 29,802 127,720

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
SOUTH AFRICA — (Continued)
ΩDis-Chem Pharmacies, Ltd. 34,871 $ 76,215
Discovery, Ltd. 8,915 137,953
DRDGOLD, Ltd., ADR 5,216 141,667
Famous Brands, Ltd. 3,551 11,365
FirstRand, Ltd. 81,312 429,590
Foschini Group, Ltd. 8,350 34,970
Gold Fields, Ltd., Sponsored
ADR 23,053 979,291
Grindrod, Ltd. 42,454 57,072
Harmony Gold Mining Co., Ltd. 14,037 221,415
#Harmony Gold Mining Co.,
Ltd., Sponsored ADR 8,538 134,644
Hudaco Industries, Ltd. 2,861 32,970
Impala Platinum Holdings, Ltd. 11,277 156,838
Investec, Ltd. 3,475 28,840
Invicta Holdings, Ltd. 196 434
*iOCO, Ltd. 1,324 335
Italtile, Ltd. 18,376 9,892
JSE, Ltd. 5,713 53,897
Kumba Iron Ore, Ltd. 3,506 65,602
Lewis Group, Ltd. 528 2,688
Libstar Holdings, Ltd. 1,448 424
Life Healthcare Group
Holdings, Ltd. 125,744 93,216
Merafe Resources, Ltd. 4,304 296
*Metair Investments, Ltd.,
Class H 604 188
Momentum Group, Ltd. 117,710 266,786
Motus Holdings, Ltd. 20,215 134,884
Mpact, Ltd. 284 369
Mr. Price Group, Ltd. 11,310 105,650
MTN Group, Ltd. 66,909 837,364
*Nampak, Ltd. 750 22,163
Nedbank Group, Ltd. 15,805 252,823
*NEPI Rockcastle NV 13,789 116,422
Netcare, Ltd. 156,077 161,591
Ninety One, Ltd. 14,905 41,734
Northam Platinum Holdings,
Ltd. 21,688 415,578
Oceana Group, Ltd. 6,462 21,669
Old Mutual, Ltd. 409,816 333,497
Omnia Holdings, Ltd. 18,725 108,179
OUTsurance Group, Ltd. 24,955 105,752
ΩPepkor Holdings, Ltd. 138,637 182,387
*Pick n Pay Stores, Ltd. 64,517 76,107
PPC, Ltd. 141,573 51,543
Premier Group, Ltd. 8,974 97,875
PSG Financial Services, Ltd. 39,386 66,626
Raubex Group, Ltd. 15,713 48,249
Reunert, Ltd. 14,151 59,129
Sanlam, Ltd. 34,510 176,828
Santam, Ltd. 3,189 76,173
*Sasol, Ltd. 24,725 340,524
Shoprite Holdings, Ltd. 12,725 213,932
Sibanye Stillwater, Ltd. 4,102 12,200
Sibanye Stillwater, Ltd., ADR 52,601 632,264
Southern Sun, Ltd. 99,582 59,988
Spur Corp., Ltd. 216 543
Stadio Holdings, Ltd. 31,941 22,665
Shares Value †
SOUTH AFRICA — (Continued)
Standard Bank Group, Ltd. 41,381 $ 794,144
Sun International, Ltd. 24,032 67,894
Super Group, Ltd. 17,632 16,787
Telkom SA SOC, Ltd. 32,692 117,652
Thungela Resources, Ltd. 7,608 66,171
Tiger Brands, Ltd. 8,051 139,808
Truworths International, Ltd. 12,380 38,378
Tsogo Sun, Ltd. 57,902 24,270
Valterra Platinum, Ltd. 2,506 200,330
Vodacom Group, Ltd. 25,677 217,271
Wilson Bayly Holmes-Ovcon,
Ltd. 4,123 42,400
Woolworths Holdings, Ltd. 51,627 161,311
Zeda, Ltd. 7,593 6,593
TOTAL SOUTH AFRICA 12,026,563
TAIWAN — (30.4%)
91APP, Inc. 5,000 10,336
Ability Enterprise Co., Ltd. 2,301 5,694
AcBel Polytech, Inc. 199,000 297,390
Accton Technology Corp. 7,000 503,716
Acer, Inc. 101,000 87,980
ACES Electronic Co., Ltd. 14,000 38,486
Acter Group Corp., Ltd. 4,000 104,152
Action Electronics Co., Ltd. 1,000 401
Actron Technology Corp. 7,000 30,046
ADATA Technology Co., Ltd. 12,076 166,174
Addcn Technology Co., Ltd. 2,000 9,752
*Adimmune Corp. 7,000 3,911
Adlink Technology, Inc. 11,000 26,038
Advanced Energy Solution
Holding Co., Ltd. 2,000 69,750
Advanced International
Multitech Co., Ltd. 9,000 16,731
Advanced Power Electronics
Corp. 9,000 33,660
Advanced Wireless
Semiconductor Co. 7,000 31,814
Advantech Co., Ltd. 13,000 147,501
Airoha Technology Corp. 3,000 52,171
Airtac International Group 3,000 137,765
Alchip Technologies, Ltd. 2,000 261,011
Alexander Marine Co., Ltd. 3,000 15,954
Allied Supreme Corp. 3,000 20,972
Allis Electric Co., Ltd. 9,179 31,867
Alltek Technology Corp. 23,000 37,892
Alltop Technology Co., Ltd. 4,000 41,661
Alpha Networks, Inc. 14,000 14,846
Altek Corp. 71,029 90,343
Amazing Microelectronic Corp. 5,000 12,214
AMPOC Far-East Co., Ltd. 7,756 30,109
AmTRAN Technology Co., Ltd. 14,352 19,070
Apacer Technology, Inc. 12,000 83,321
*Apex International Co., Ltd. 7,184 11,836
Arcadyan Technology Corp. 10,000 50,182
Ardentec Corp. 81,000 498,509
Argosy Research, Inc. 4,000 21,020
ASE Technology Holding Co.,
Ltd. 4,000 60,345

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
TAIWAN — (Continued)
#ASE Technology Holding Co.,
Ltd., ADR 43,000 $ 1,350,630
Asia Optical Co., Inc. 8,000 34,970
Asia Polymer Corp. 2,000 950
Asia Vital Components Co.,
Ltd. 4,000 357,904
ASMedia Technology, Inc. 1,000 43,081
ASPEED Technology, Inc. 1,000 519,970
ASROCK, Inc. 3,000 22,298
Asustek Computer, Inc. 10,000 183,370
Aten International Co., Ltd. 6,000 13,104
*AUO Corp. 108,000 58,628
AURAS Technology Co., Ltd. 1,000 35,980
Avalue Technology, Inc. 6,000 17,176
Axiomtek Co., Ltd. 5,000 17,043
Azurewave Technologies, Inc. 11,000 21,039
Bafang Yunji International Co.,
Ltd. 2,000 11,204
Bank of Kaohsiung Co., Ltd. 30,090 11,254
BenQ Materials Corp. 3,000 2,448
*BES Engineering Corp. 369,705 152,272
Bioteque Corp. 3,000 10,936
Bizlink Holding, Inc. 4,029 352,233
Bora Pharmaceuticals Co., Ltd. 3,199 41,193
Brighton-Best International
Taiwan, Inc. 22,000 23,399
Brillian Network & Automation
Integrated System Co., Ltd. 3,000 41,850
Capital Futures Corp. 8,000 14,190
Capital Securities Corp. 115,000 101,808
*Career Technology MFG.
Co., Ltd. 91,883 52,054
Cathay Financial Holding Co.,
Ltd. 278,000 677,353
Cathay Real Estate
Development Co., Ltd. 68,000 49,684
Celxpert Energy Corp. 2,000 2,124
Central Reinsurance Co., Ltd. 20,000 19,031
Century Iron & Steel Industrial
Co., Ltd. 6,000 19,126
Chang Hwa Commercial Bank,
Ltd. 97,200 64,883
Chang Wah Technology Co.,
Ltd. 29,000 47,228
Channel Well Technology Co.,
Ltd. 23,000 40,288
Charoen Pokphand Enterprise 9,000 39,341
CHC Resources Corp. 5,000 11,015
Chenbro Micom Co., Ltd. 3,000 106,992
Cheng Loong Corp. 29,000 16,109
*Cheng Mei Materials
Technology Corp. 36,000 44,312
Cheng Shin Rubber Industry
Co., Ltd. 63,000 62,037
Cheng Uei Precision Industry
Co., Ltd. 26,000 30,362
Chenming Electronic
Technology Corp. 5,000 16,491
Chicony Electronics Co., Ltd. 22,000 85,752
Shares Value †
TAIWAN — (Continued)
Chicony Power Technology
Co., Ltd. 14,000 $ 35,790
Chief Telecom, Inc. 2,000 21,493
China Airlines, Ltd. 180,000 101,690
China Bills Finance Corp. 27,000 14,316
China General Plastics Corp. 2,000 937
*China Man-Made Fiber Corp. 323,000 66,772
China Metal Products 35,000 23,032
China Motor Corp. 20,000 34,149
China Steel Chemical Corp. 9,000 22,241
China Steel Corp. 426,000 252,095
Chinese Maritime Transport,
Ltd. 2,000 3,415
Ching Feng Home Fashions
Co., Ltd. 2,000 1,152
Chin-Poon Industrial Co., Ltd. 70,000 113,115
Chipbond Technology Corp. 45,000 231,501
ChipMOS Technologies, Inc. 19,000 41,856
ChipMOS Technologies, Inc.,
ADR 402 18,339
Chlitina Holding, Ltd. 7,000 23,529
Chong Hong Development
Co., Ltd. 15,322 37,623
Chroma ATE, Inc. 1,000 66,910
Chun Yuan Steel Industry Co.,
Ltd. 32,000 24,996
*Chung Hung Steel Corp. 92,000 51,104
*Chung Hwa Pulp Corp. 32,000 13,129
Chung-Hsin Electric &
Machinery Manufacturing
Corp. 38,000 178,100
Chunghwa Precision Test
Tech Co., Ltd. 1,000 108,570
Chunghwa Telecom Co., Ltd. 4,000 17,169
#Chunghwa Telecom Co., Ltd.,
Sponsored ADR 7,300 316,382
Cleanaway Co., Ltd. 40,000 35,033
Compal Electronics, Inc. 142,000 129,969
Compeq Manufacturing Co.,
Ltd. 63,000 486,153
Concord International
Securities Co., Ltd. 18,360 16,515
Concord Securities Co., Ltd. 37,900 23,266
Continental Holdings Corp. 26,000 17,027
Coremax Corp. 10,406 27,851
Coretronic Corp. 11,000 22,948
Co-Tech Development Corp. 17,000 208,446
Crowell Development Corp. 31,700 22,511
CTBC Financial Holding Co.,
Ltd. 606,000 1,000,294
CTCI Corp. 46,115 53,488
CviLux Corp. 8,000 31,561
CyberPower Systems, Inc. 6,000 35,317
*CyberTAN Technology, Inc. 25,000 19,647
DA CIN Construction Co., Ltd. 20,000 45,511
Da-Li Development Co., Ltd. 30,886 44,353
Darfon Electronics Corp. 10,000 8,411
Darwin Precisions Corp. 1,800 727
Daxin Materials Corp. 2,000 28,058

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
TAIWAN — (Continued)
De Licacy Industrial Co., Ltd. 10,308 $ 3,253
Delta Electronics, Inc. 16,000 1,093,279
Depo Auto Parts Ind Co., Ltd. 5,000 19,647
Dimerco Data System Corp. 3,000 8,881
Dimerco Express Corp. 8,000 19,694
D-Link Corp. 106,000 46,335
Dynamic Holding Co., Ltd. 53,900 296,000
Dynapack International
Technology Corp. 4,000 45,511
E Ink Holdings, Inc. 5,000 21,698
E.Sun Financial Holding Co.,
Ltd. 520,348 523,066
Eastech Holding, Ltd. 7,000 16,923
Eastern Media International
Corp. 46,870 29,881
Eclat Textile Co., Ltd. 9,000 95,015
ECOVE Environment Corp. 2,000 18,211
*Edom Technology Co., Ltd. 20,000 24,081
*Egis Technology, Inc. 6,000 23,103
*EirGenix, Inc. 13,000 18,525
Elan Microelectronics Corp. 24,000 103,394
E-Lead Electronic Co., Ltd. 1,000 1,739
E-LIFE MALL Corp. 7,000 11,046
Elite Advanced Laser Corp. 5,000 47,657
Elite Material Co., Ltd. 4,000 573,782
Elite Semiconductor
Microelectronics Technology,
Inc. 5,000 26,748
Elitegroup Computer Systems
Co., Ltd. 14,000 9,080
eMemory Technology, Inc. 3,000 368,792
Emerging Display
Technologies Corp. 2,000 1,445
Ennoconn Corp. 6,000 60,976
Ennostar, Inc. 42,000 98,225
EnTie Commercial Bank Co.,
Ltd. 3,000 1,292
EOI Investment Holdings Co.,
Ltd. 24,000 14,771
*Episil Technologies, Inc. 18,000 37,608
Eson Precision Ind Co., Ltd. 8,000 26,638
Eternal Materials Co., Ltd. 43,000 107,078
Eurocharm Holdings Co., Ltd. 4,000 20,957
EVA Airways Corp. 216,000 228,377
Ever Supreme Bio Technology
Co., Ltd. 8,000 32,445
*Everest Textile Co., Ltd. 5,000 1,102
Evergreen Aviation
Technologies Corp. 4,000 19,315
Evergreen International
Storage & Transport Corp. 20,500 30,700
Evergreen Marine Corp.
Taiwan, Ltd. 27,000 172,135
EVERGREEN Steel Corp. 10,000 30,772
Everlight Chemical Industrial
Corp. 26,000 46,363
Everlight Electronics Co., Ltd. 28,000 62,832
Excelsior Medical Co., Ltd. 5,635 12,698
EZconn Corp. 2,000 133,188
Shares Value †
TAIWAN — (Continued)
Far Eastern Department
Stores, Ltd. 64,000 $ 44,842
Far Eastern International Bank 130,422 50,424
Far Eastern New Century
Corp. 171,000 138,972
Far EasTone
Telecommunications Co., Ltd. 135,000 402,642
Faraday Technology Corp. 6,000 31,814
Farglory F T Z Investment
Holding Co., Ltd. 8,000 11,741
Farglory Land Development
Co., Ltd. 16,000 34,743
*Federal Corp. 7,000 4,153
Feng Hsin Steel Co., Ltd. 23,000 44,208
Feng TAY Enterprise Co., Ltd. 21,000 46,461
Firich Enterprises Co., Ltd. 26,000 18,340
First Copper Technology Co.,
Ltd. 19,000 22,487
First Financial Holding Co.,
Ltd. 373,325 339,927
First Insurance Co., Ltd. (The) 14,000 11,532
*First Steamship Co., Ltd. 18,000 2,846
*FLEXium Interconnect, Inc. 8,000 16,614
Flytech Technology Co., Ltd. 12,000 40,903
FocalTech Systems Co., Ltd. 14,000 22,137
Forcecon Tech Co., Ltd. 9,150 26,799
Formosa Advanced
Technologies Co., Ltd. 12,000 23,027
Formosa International Hotels
Corp. 8,000 42,544
Formosa Laboratories, Inc. 8,000 13,660
Formosa Petrochemical Corp. 66,000 117,483
Formosa Plastics Corp. 96,000 156,038
Formosa Sumco Technology
Corp. 6,000 35,790
Formosan Union Chemical
Corp. 19,000 11,184
Fortune Electric Co., Ltd. 4,300 120,513
Fositek Corp. 1,000 65,332
Founding Construction &
Development Co., Ltd. 1,000 451
Foxsemicon Integrated
Technology, Inc. 4,000 39,073
Franbo Lines Corp. 9,000 4,871
Froch Enterprise Co., Ltd. 1,000 503
Fu Hua Innovation Co., Ltd. 36,000 15,793
Fubon Financial Holding Co.,
Ltd. 235,800 669,791
*Fulltech Fiber Glass Corp. 53,486 183,157
Fusheng Precision Co., Ltd. 6,000 47,531
Fwusow Industry Co., Ltd. 1,000 426
G Shank Enterprise Co., Ltd. 8,000 29,541
Gallant Precision Machining
Co., Ltd. 11,000 44,959
Gamania Digital Entertainment
Co., Ltd. 4,000 4,962
GEM Services, Inc. 5,000 14,581
Gemtek Technology Corp. 42,000 45,467

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
TAIWAN — (Continued)
*General Interface Solution
GIS Holding, Ltd. 26,000 $ 62,529
Genesys Logic, Inc. 6,000 18,691
Genius Electronic Optical Co.,
Ltd. 4,000 64,259
Getac Holdings Corp. 17,000 52,366
GFC, Ltd. 3,000 11,078
*Giantplus Technology Co.,
Ltd. 2,000 840
Gigabyte Technology Co., Ltd. 13,000 112,011
*Gigasolar Materials Corp. 6,000 22,345
*Gigastorage Corp. 37,000 35,675
Global Brands Manufacture,
Ltd. 23,761 73,793
Global Mixed Mode
Technology, Inc. 4,000 31,751
Global PMX Co., Ltd. 6,000 25,375
Global Unichip Corp. 2,000 268,901
Globalwafers Co., Ltd. 8,000 146,444
Globe Union Industrial Corp. 57,000 16,677
Gloria Material Technology
Corp. 47,000 47,765
Gold Circuit Electronics, Ltd. 23,000 1,009,011
Goldsun Building Materials
Co., Ltd. 62,000 68,977
Good Finance Securities Co.,
Ltd. 1,000 1,043
Gourmet Master Co., Ltd. 8,000 16,033
Grand Fortune Securities Co.,
Ltd. 28,000 13,565
*Grand Pacific Petrochemical 68,000 26,398
Grand Process Technology
Corp. 1,000 93,105
Grape King Bio, Ltd. 6,000 21,304
Great Wall Enterprise Co., Ltd. 103,000 173,593
Greatek Electronics, Inc. 14,000 37,116
Group Up Industrial Co., Ltd. 3,000 43,981
Gudeng Precision Industrial
Co., Ltd. 4,000 67,793
*HannsTouch Holdings Co. 3,000 1,155
Hey Song Corp. 26,000 28,926
Highwealth Construction Corp. 116,550 147,690
Hiwin Mikrosystem Corp. 6,000 42,039
Hiwin Technologies Corp. 13,000 128,217
Hocheng Corp. 2,000 1,098
*Holtek Semiconductor, Inc. 16,000 27,370
Holy Stone Enterprise Co., Ltd. 12,000 80,481
Hon Hai Precision Industry
Co., Ltd. 186,000 1,288,548
Hong Pu Real Estate
Development Co., Ltd. 1,000 680
Hong TAI Electric Industrial 53,000 59,633
*Hota Industrial Manufacturing
Co., Ltd. 22,000 35,759
Hotai Motor Co., Ltd. 9,000 135,350
Hsin Kuang Steel Co., Ltd. 14,000 17,961
Hu Lane Associate, Inc. 10,300 34,946
HUA ENG Wire & Cable Co.,
Ltd. 39,000 40,250
Shares Value †
TAIWAN — (Continued)
Hua Nan Financial Holdings
Co., Ltd. 334,310 $ 338,167
Hua Yu Lien Development
Co., Ltd. 13,000 20,494
Huaku Development Co., Ltd. 60,000 238,602
Huang Hsiang Construction
Corp. 11,269 13,337
Hung Sheng Construction, Ltd. 28,000 16,835
Hwang Chang General
Contractor Co., Ltd. 2,485 3,663
Ibase Technology, Inc. 2,000 2,623
IBF Financial Holdings Co.,
Ltd. 415,939 190,349
Ichia Technologies, Inc. 24,000 53,174
I-Chiun Precision Industry Co.,
Ltd. 9,000 76,836
Innodisk Corp. 2,039 80,120
Innolux Corp. 165,000 124,722
Insyde Software Corp. 3,000 29,305
Integrated Service Technology,
Inc. 6,773 42,539
International Games System
Co., Ltd. 8,000 188,862
Inventec Corp. 94,000 136,174
Iron Force Industrial Co., Ltd. 7,000 19,265
I-Sheng Electric Wire & Cable
Co., Ltd., Class F 7,000 10,549
ITE Technology, Inc. 7,000 27,395
ITEQ Corp. 12,000 102,258
Jentech Precision Industrial
Co., Ltd. 1,000 169,799
Jia Wei Lifestyle, Inc. 1,050 1,006
Jiin Yeeh Ding Enterprise Co.,
Ltd. 2,000 5,391
Jiu Han System Technology
Co., Ltd. 3,000 39,057
Johnson Health Tech Co., Ltd. 5,000 19,252
JPC connectivity, Inc. 8,000 52,518
JPP Holding Co., Ltd. 4,000 43,302
Kaori Heat Treatment Co., Ltd. 2,000 78,903
Kedge Construction Co., Ltd. 4,000 10,668
KEE TAI Properties Co., Ltd. 1,000 308
Kenda Rubber Industrial Co.,
Ltd. 29,000 15,788
Kerry TJ Logistics Co., Ltd. 20,000 19,095
Keystone Microtech Corp. 2,000 134,135
KGI Financial Holding Co., Ltd. 627,370 425,712
Kindom Development Co., Ltd. 29,200 27,141
King Yuan Electronics Co., Ltd. 48,000 458,268
Kinik Co. 3,000 51,129
Kinpo Electronics 91,000 79,413
Kinsus Interconnect
Technology Corp. 18,953 315,838
KMC Kuei Meng International,
Inc. 4,000 10,201
*KS Terminals, Inc. 12,000 20,717
Kung Long Batteries Industrial
Co., Ltd. 5,000 19,410
*Kung Sing Engineering Corp. 30,000 10,747

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
TAIWAN — (Continued)
Kuo Toong International Co.,
Ltd. 18,000 $ 28,462
*Kuo Yang Construction Co.,
Ltd. 1,000 559
Kwong Lung Enterprise Co.,
Ltd. 9,000 13,450
L&K Engineering Co., Ltd. 5,000 105,730
Lanner Electronics, Inc. 11,000 27,809
Largan Precision Co., Ltd. 2,000 158,753
*Leader Electronics, Inc. 1,000 271
*Lealea Enterprise Co., Ltd. 5,000 964
LEE CHI Enterprises Co., Ltd. 1,000 328
Lelon Electronics Corp. 11,000 61,276
*Li Peng Enterprise Co., Ltd. 6,000 945
Lian HWA Food Corp. 6,600 18,081
Lien Hwa Industrial Holdings
Corp. 69,050 90,005
Line Pay Taiwan, Ltd. 2,000 17,769
Lingsen Precision Industries,
Ltd. 39,000 36,373
Lion Travel Service Co., Ltd. 6,000 30,109
Lite-On Technology Corp. 124,000 649,655
Long Da Construction &
Development Corp. 25,000 25,683
*Longchen Paper & Packaging
Co., Ltd. 54,000 15,424
Longwell Co. 11,000 99,118
Lotes Co., Ltd. 2,000 165,065
Lotus Pharmaceutical Co., Ltd. 4,000 27,900
Lucky Cement Corp. 2,000 918
Lumax International Corp., Ltd. 7,000 25,517
*Lung Yen Life Service Corp. 8,000 11,122
Lungteh Shipbuilding Co., Ltd. 7,000 30,046
Luxe Green Energy
Technology Co., Ltd. 1,000 685
LuxNet Corp. 1,000 19,221
*Macronix International Co.,
Ltd. 500,000 2,430,210
Makalot Industrial Co., Ltd. 11,000 73,427
Marketech International Corp. 5,000 59,651
Materials Analysis Technology,
Inc. 3,067 32,089
Mayer Steel Pipe Corp. 1,000 699
MediaTek, Inc. 17,000 1,400,369
Mega Financial Holding Co.,
Ltd. 317,000 391,191
Mega Union Technology, Inc. 2,000 56,999
*Mercuries & Associates
Holding, Ltd. 32,000 13,836
*Mercuries Life Insurance Co.,
Ltd. 218,825 53,248
Merida Industry Co., Ltd. 6,000 10,964
Merry Electronics Co., Ltd. 25,000 67,857
METAAGE Corp. 15,000 21,635
*Microbio Co., Ltd. 13,000 6,359
Micro-Star International Co.,
Ltd. 26,000 80,172
Mildef Crete, Inc. 7,000 23,087
MIN AIK Technology Co., Ltd. 4,000 3,541
Shares Value †
TAIWAN — (Continued)
Momo.com, Inc. 7,150 $ 38,475
*MOSA Industrial Corp. 1,110 638
Motech Industries, Inc. 30,000 25,943
MPI Corp. 2,000 310,878
MSSCORPS Co., Ltd. 2,000 53,654
My Humble House Hospitality
Management Consulting 1,000 1,089
Nak Sealing Technologies
Corp. 3,000 11,031
Namchow Holdings Co., Ltd. 10,000 11,078
Nan Kang Rubber Tire Co.,
Ltd. 33,443 35,307
Nan Pao Resins Chemical
Co., Ltd. 3,000 33,944
Nan Ya Plastics Corp. 70,000 197,952
Nan Ya Printed Circuit Board
Corp. 4,000 126,876
*Nanya Technology Corp. 27,000 183,639
*New Asia Construction &
Development Corp. 1,000 431
Nichidenbo Corp. 13,000 39,511
Nien Made Enterprise Co., Ltd. 8,000 88,624
Nishoku Technology, Inc. 4,000 15,149
North-Star International Co.,
Ltd. 9,359 5,863
Nova Technology Corp. 2,000 14,392
Novatek Microelectronics
Corp. 21,000 271,079
Nuvoton Technology Corp. 11,000 51,208
O-Bank Co., Ltd. 48,000 15,301
*OBI Pharma, Inc. 10,000 10,052
Ocean Plastics Co., Ltd. 10,000 9,595
Orient Semiconductor
Electronics, Ltd. 13,000 22,525
*Oriental Union Chemical
Corp. 66,000 27,080
Pan German Universal Motors,
Ltd. 3,000 20,120
Pan Jit International, Inc. 21,000 66,941
Pan-International Industrial
Corp. 15,000 23,458
Parade Technologies, Ltd. 4,000 72,591
Pegatron Corp. 72,000 187,019
Pegavision Corp. 4,000 35,285
PharmaEngine, Inc. 9,000 15,594
PharmaEssentia Corp. 7,109 148,308
*Phihong Technology Co., Ltd. 41,000 30,991
Phison Electronics Corp. 2,000 119,932
Phoenix Silicon International
Corp. 7,000 54,127
*Phytohealth Corp. 2,000 773
Pixart Imaging, Inc. 6,000 39,294
Posiflex Technology, Inc. 5,000 29,036
Power Wind Health Industry,
Inc. 3,000 14,108
*Powerchip Semiconductor
Manufacturing Corp. 208,000 340,709
Powertech Technology, Inc. 35,000 224,242
Poya International Co., Ltd. 5,020 91,101

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
TAIWAN — (Continued)
President Chain Store Corp. 24,000 $ 169,673
President Securities Corp. 55,300 62,134
Primax Electronics, Ltd. 63,000 145,746
Prince Housing &
Development Corp. 54,000 13,617
*Princeton Technology Corp.,
Class F 1,000 532
Promate Electronic Co., Ltd. 13,199 19,975
PSS Co., Ltd., Class F 3,000 13,729
Qisda Corp. 80,520 60,737
Quanta Computer, Inc. 56,000 552,321
Quanta Storage, Inc. 8,000 21,058
Radiant Opto-Electronics Corp. 26,000 81,813
*Radium Life Tech Co., Ltd. 54,188 17,701
Raydium Semiconductor Corp. 5,000 37,084
Realtek Semiconductor Corp. 11,000 186,432
Rechi Precision Co., Ltd. 66,000 47,702
Rich Development Co., Ltd. 4,000 928
RichWave Technology Corp. 8,000 29,289
*Right WAY Industrial Co., Ltd. 1,000 341
*Ritek Corp. 104,000 40,865
Ruentex Development Co.,
Ltd. 78,000 58,098
Ruentex Engineering &
Construction Co. 4,800 23,784
Run Long Construction Co.,
Ltd. 47,700 43,207
Sakura Development Co., Ltd. 37,600 48,655
Sampo Corp. 14,000 10,119
San Fang Chemical Industry
Co., Ltd. 17,000 17,008
San Shing Fastech Corp.,
Class A 7,000 12,770
Sanyang Motor Co., Ltd. 41,000 71,817
Savior Lifetec Corp. 46,000 27,512
Scientech Corp. 3,000 74,989
ScinoPharm Taiwan, Ltd. 29,000 18,580
SDI Corp. 11,000 53,465
*Sensortek Technology Corp. 2,000 9,531
Sercomm Corp. 27,000 65,190
Sesoda Corp. 33,000 43,536
Shanghai Commercial &
Savings Bank, Ltd. (The) 211,000 260,050
Shieh Yih Machinery Industry
Co., Ltd. 1,000 982
Shih Her Technologies, Inc. 6,440 39,634
*Shih Wei Navigation Co., Ltd. 42,000 20,149
Shihlin Electric & Engineering
Corp. 6,000 35,885
Shin Ruenn Development Co.,
Ltd. 13,780 17,397
Shin Zu Shing Co., Ltd. 4,000 25,754
*Shining Building Business
Co., Ltd. 2,000 523
Shinkong Insurance Co., Ltd. 11,000 46,174
Shinkong Synthetic Fibers
Corp. 30,000 15,907
Shiny Chemical Industrial Co.,
Ltd. 12,000 63,249
Shares Value †
TAIWAN — (Continued)
Shuttle, Inc. 57,000 $ 26,895
Sigurd Microelectronics Corp. 87,000 494,248
Silergy Corp. 7,000 94,336
Simplo Technology Co., Ltd. 10,000 112,831
Sinbon Electronics Co., Ltd. 15,000 134,214
Sincere Navigation Corp. 28,000 30,665
Sinmag Equipment Corp. 3,000 11,646
Sino-American Silicon
Products, Inc. 36,000 152,251
Sinon Corp. 25,000 33,297
SinoPac Financial Holdings
Co., Ltd. 572,078 558,816
Sinphar Pharmaceutical Co.,
Ltd. 1,050 1,044
Sinyi Realty, Inc. 14,000 8,837
Sitronix Technology Corp. 7,000 50,813
Solar Applied Materials
Technology Corp. 80,000 417,870
Sonix Technology Co., Ltd. 11,000 14,581
Southeast Cement Co., Ltd. 1,000 486
Speed Tech Corp. 17,614 20,208
Sporton International, Inc. 8,000 55,800
Standard Foods Corp. 43,000 39,289
Stark Technology, Inc. 11,000 49,646
*Starlux Airlines Co., Ltd. 89,000 56,881
STL Technology Co., Ltd. 5,000 25,091
*Sun Yad Construction Co.,
Ltd. 11,161 3,875
SunMax Biotechnology Co.,
Ltd. 1,000 12,246
Sunny Friend Environmental
Technology Co., Ltd. 6,000 14,146
Sunonwealth Electric Machine
Industry Co., Ltd. 10,371 47,462
*Sunplus Technology Co., Ltd. 37,000 28,143
Sunrex Technology Corp. 10,000 12,782
Superalloy Industrial Co., Ltd. 22,000 28,781
Supreme Electronics Co., Ltd. 44,000 113,456
Sweeten Real Estate
Development Co., Ltd. 2,140 1,553
Symtek Automation Asia Co.,
Ltd. 1,038 5,766
Syncmold Enterprise Corp. 11,000 30,759
Synmosa Biopharma Corp. 80,863 78,606
Synnex Technology
International Corp. 49,000 127,586
Systex Corp. 7,000 26,511
TA Chen Stainless Pipe 104,360 124,173
Ta Ya Electric Wire & Cable 72,980 74,167
TA-I Technology Co., Ltd. 10,000 21,588
Taichung Commercial Bank
Co., Ltd. 7,606 4,765
TaiDoc Technology Corp. 5,000 19,726
Taiflex Scientific Co., Ltd. 33,000 142,167
Taimide Tech, Inc. 12,000 39,388
Tainan Spinning Co., Ltd. 46,000 18,365
*Tainergy Tech Co., Ltd. 1,000 502
Taisun Enterprise Co., Ltd. 1,000 598

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
TAIWAN — (Continued)
*TAI-TECH Advanced
Electronics Co., Ltd. 6,000 $ 31,246
Taiwan Business Bank 161,120 83,142
Taiwan Cogeneration Corp. 53,000 74,270
Taiwan Cooperative Financial
Holding Co., Ltd. 360,050 260,795
Taiwan FamilyMart Co., Ltd. 3,000 17,942
Taiwan Fertilizer Co., Ltd. 47,000 75,207
*Taiwan Fire & Marine
Insurance Co., Ltd. 15,400 25,420
Taiwan FU Hsing Industrial
Co., Ltd. 1,600 2,219
*Taiwan Glass Industry Corp. 14,000 29,604
Taiwan High Speed Rail Corp. 129,000 107,892
Taiwan Hon Chuan Enterprise
Co., Ltd. 26,000 91,496
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 25,000 31,482
*Taiwan Mask Corp. 4,577 6,789
Taiwan Mobile Co., Ltd. 110,000 387,098
Taiwan Navigation Co., Ltd. 26,000 24,084
Taiwan Paiho, Ltd. 32,000 44,590
Taiwan PCB Techvest Co.,
Ltd. 16,000 18,305
Taiwan Sakura Corp. 8,000 21,007
Taiwan Sanyo Electric Co.,
Ltd. 1,000 1,005
Taiwan Secom Co., Ltd. 18,000 64,195
Taiwan Semiconductor Co.,
Ltd. 30,000 59,461
Taiwan Semiconductor
Manufacturing Co., Ltd. 521,000 35,106,598
*Taiwan Styrene Monomer 1,000 300
Taiwan Surface Mounting
Technology Corp. 27,000 143,161
Taiwan Taxi Co., Ltd. 3,000 16,901
*Taiwan TEA Corp. 27,000 9,587
Taiwan Union Technology
Corp. 62,000 1,976,361
*Taiwan-Asia Semiconductor
Corp. 52,000 62,447
Tatung Co., Ltd. 80,050 76,299
TCC Group Holdings Co., Ltd. 199,000 153,877
TCI Co., Ltd. 8,000 29,920
Teco Electric and Machinery
Co., Ltd. 26,000 51,205
Test Research, Inc. 7,000 75,668
Thinking Electronic Industrial
Co., Ltd. 8,000 43,933
Tigerair Taiwan Co., Ltd. 9,000 14,103
Ton Yi Industrial Corp. 26,000 14,401
Tong Hsing Electronic
Industries, Ltd. 7,000 38,221
Tong Yang Industry Co., Ltd. 19,000 44,855
*Tong-Tai Machine & Tool
Co., Ltd. 21,000 24,357
Topco Scientific Co., Ltd. 9,000 115,325
Topkey Corp. 8,000 37,747
Transcend Information, Inc. 3,000 23,908
Shares Value †
TAIWAN — (Continued)
Transcom, Inc. 8,800 $ 36,523
Trigold Holdings, Ltd. 2,000 5,208
Tripod Technology Corp. 52,000 736,070
TS Financial Holding Co., Ltd. 199,000 149,480
TSC Auto ID Technology Co.,
Ltd. 2,000 11,899
TSRC Corp. 27,000 16,745
TTY Biopharm Co., Ltd. 11,000 25,760
Tung Ho Steel Enterprise
Corp. 38,000 78,196
Tung Thih Electronic Co., Ltd. 1,040 1,799
TURVO International Co., Ltd. 4,000 37,873
TXC Corp. 22,000 106,235
*Tycoons Group Enterprise 2,000 513
Tyntek Corp. 1,000 1,808
U-BEST Innovative
Technology Co., Ltd. 1,000 467
UDE Corp. 8,000 33,834
U-Ming Marine Transport Corp. 12,000 22,951
Unimicron Technology Corp. 56,240 1,567,325
Union Bank Of Taiwan 41,070 25,924
Uni-President Enterprises
Corp. 184,000 402,443
Unitech Printed Circuit Board
Corp. 62,000 112,907
United Alloy-Tech Co. 3,387 7,825
United Integrated Services
Co., Ltd. 5,000 149,916
United Microelectronics Corp. 16,000 39,035
#United Microelectronics
Corp., Sponsored ADR 92,434 1,207,188
United Orthopedic Corp. 8,000 24,845
*United Renewable Energy
Co., Ltd. 227,000 114,630
Universal Cement Corp. 12,000 10,737
Universal Vision Biotechnology
Co., Ltd. 4,000 17,169
*UPC Technology Corp. 63,000 22,071
UPI Semiconductor Corp. 2,000 10,731
USI Corp. 201,000 91,034
Vanguard International
Semiconductor Corp. 109,000 500,544
Ventec International Group
Co., Ltd. 7,000 48,383
Visco Vision, Inc. 5,000 35,743
VisEra Technologies Co., Ltd. 3,000 54,538
Visual Photonics Epitaxy Co.,
Ltd. 7,000 76,773
Vizionfocus, Inc. 1,000 5,949
Voltronic Power Technology
Corp. 6,000 146,191
*Wafer Works Corp. 91,000 115,170
Waffer Technology Corp. 21,000 28,632
Wah Lee Industrial Corp. 6,000 25,091
Walsin Lihwa Corp. 66,175 62,970
Walton Advanced Engineering,
Inc. 59,000 83,516
Wan Hai Lines, Ltd. 30,000 70,634

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
TAIWAN — (Continued)
Waste Recovery Technology,
Inc. 1,000 $ 10,589
We&Win Diversification Co.,
Ltd. 1,000 459
*WEI Chih Steel Industrial Co.,
Ltd. 1,000 552
Wei Chuan Foods Corp. 23,000 9,074
Weikeng Industrial Co., Ltd. 97,000 109,446
Weltrend Semiconductor 2,000 4,589
Wholetech System Hitech, Ltd. 6,000 24,428
Win Semiconductors Corp. 21,000 355,253
Winbond Electronics Corp. 7,000 19,839
Winmate, Inc. 5,000 24,854
Winstek Semiconductor Co.,
Ltd. 4,000 21,209
WinWay Technology Co., Ltd. 1,000 327,763
Wisdom Marine Lines Co., Ltd. 50,000 113,147
Wiselink Co., Ltd. 8,000 22,598
Wistron Corp. 128,000 553,457
WITS Corp. 6,000 22,535
Wiwynn Corp. 2,000 295,097
WNC Corp. 11,000 74,989
Wonderful Hi-Tech Co., Ltd. 17,000 37,450
Wowprime Corp. 7,000 50,040
WPG Holdings, Ltd. 127,000 404,835
WT Microelectronics Co., Ltd. 13,000 83,700
XinTec, Inc. 5,000 31,640
Xxentria Technology Materials
Corp. 9,000 12,072
Yageo Corp. 35,000 350,171
Yankey Engineering Co., Ltd. 4,300 85,635
*YC INOX Co., Ltd. 38,000 25,546
Yea Shin International
Development Co., Ltd. 25,724 21,028
Yem Chio Co., Ltd. 26,520 11,048
*Yieh Phui Enterprise Co., Ltd. 48,000 21,209
Youngtek Electronics Corp. 6,000 17,327
Yuanta Financial Holding Co.,
Ltd. 373,440 615,240
Yulon Motor Co., Ltd. 54,000 46,016
YungShin Global Holding
Corp. 15,000 26,322
Zeng Hsing Industrial Co., Ltd. 4,000 11,640
Zenitron Corp. 13,000 28,023
Zero One Technology Co., Ltd. 4,000 12,877
Zhen Ding Technology
Holding, Ltd. 23,000 305,607
*Zig Sheng Industrial Co., Ltd. 3,000 772
ZillTek Technology Corp. 4,000 36,106
Zippy Technology Corp. 12,000 20,717
Zyxel Group Corp. 61,000 67,287
TOTAL TAIWAN 93,538,229
THAILAND — (1.4%)
AAPICO Hitech PCL - NVDR 800 326
Absolute Clean Energy PCL -
NVDR, Class R 6,000 236
Advanced Info Service PCL
- NVDR 8,300 86,571
Shares Value †
THAILAND — (Continued)
Advanced Info Service PCL,
Class F 6,800 $ 70,926
Advanced Information
Technology PCL - NVDR 2,100 304
Airports of Thailand PCL
- NVDR 19,200 30,186
Airports of Thailand PCL,
Class F 34,300 53,927
Allianz Ayudhya Capital PCL -
NVDR, Class R 200 236
Amata Corp. PCL - NVDR 71,900 45,437
AP Thailand PCL - NVDR 138,400 36,513
*Asia Aviation PCL - NVDR 60,000 1,951
Asia Plus Group Holdings PCL
- NVDR 6,600 417
Asian Alliance International
PCL - NVDR, Class R 1,400 159
Asian Sea Corp. PCL - NVDR 1,500 329
Asset World Corp. PCL
- NVDR 6,300 406
Asset World Corp. PCL, Class
F 176,800 11,390
Assetwise PCL - NVDR, Class
R 1,600 344
Aurora Design PCL, Class F 27,200 11,849
B Grimm Power PCL - NVDR,
Class R 1,300 514
Bangchak Corp. PCL - NVDR 47,600 52,203
Bangkok Airways PCL 60,800 25,180
Bangkok Bank PCL - NVDR 29,700 148,056
Bangkok Chain Hospital PCL
- NVDR 8,500 2,425
Bangkok Chain Hospital PCL,
Class F 25,000 7,133
Bangkok Dusit Medical
Services PCL - NVDR 189,600 106,440
Bangkok Dusit Medical
Services PCL, Class F 32,100 18,021
Bangkok Expressway & Metro
PCL - NVDR, Class R 190,800 31,022
Bangkok Land PCL - NVDR 28,100 371
Bangkok Life Assurance PCL
- NVDR 28,100 17,154
Banpu PCL - NVDR 384,500 69,593
BCPG PCL 41,100 8,889
BCPG PCL - NVDR 2,700 584
Berli Jucker PCL - NVDR 45,100 19,508
Betagro PCL - NVDR, Class R 22,300 15,392
*BTS Group Holdings PCL 483,700 30,864
Bumrungrad Hospital PCL
- NVDR 16,900 93,579
#Cal-Comp Electronics
Thailand PCL - NVDR 2,800 524
Carabao Group PCL - NVDR 3,600 4,003
Carabao Group PCL, Class F 15,900 17,682
Central Pattana PCL - NVDR 40,000 76,079
Central Plaza Hotel PCL
- NVDR 800 761

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
THAILAND — (Continued)
Central Plaza Hotel PCL,
Class F 20,100 $ 19,115
Central Retail Corp. PCL -
NVDR, Class R 3,600 2,021
Central Retail Corp. PCL,
Class F 35,800 20,098
CH Karnchang PCL - NVDR 108,200 56,428
Charoen Pokphand Foods
PCL - NVDR 91,800 54,352
Chularat Hospital PCL 449,100 19,701
CK Power PCL - NVDR 4,400 313
Com7 PCL - NVDR 63,600 44,484
CP ALL PCL - NVDR 63,500 84,738
CP ALL PCL, Class F 13,800 18,416
CP AXTRA PCL - NVDR,
Class R 1,700 767
CP AXTRA PCL, Class F 65,400 29,492
Delta Electronics Thailand PCL 25,600 248,166
Delta Electronics Thailand
PCL - NVDR 2,700 26,174
Dhipaya Group Holdings PCL,
Class F 22,900 14,612
Don Muang Tollway PCL -
NVDR, Class R 1,500 511
Dynasty Ceramic PCL - NVDR 8,800 335
Eastern Polymer Group PCL
- NVDR 2,600 282
Electricity Generating PCL 5,800 20,017
Electricity Generating PCL
- NVDR 2,400 8,283
*Energy Absolute PCL - NVDR 340,600 27,584
Exotic Food PCL - NVDR 500 209
Forth Corp. PCL - NVDR 1,100 312
Forth Smart Service PCL
- NVDR 1,000 206
Frasers Property Thailand PCL
- NVDR, Class R 1,000 193
GFPT PCL 83,000 23,298
GFPT PCL - NVDR 38,600 10,835
Global Power Synergy PCL
- NVDR 700 746
Gulf Development PCL -
NVDR, Class R 34,220 60,362
Gunkul Engineering PCL
- NVDR 161,900 14,503
Haad Thip PCL - NVDR 800 371
Hana Microelectronics PCL,
Class F 11,300 11,440
Home Product Center PCL 101,900 18,912
Home Product Center PCL
- NVDR 109,800 20,379
Ichitan Group PCL - NVDR 81,700 31,329
Index Livingmall PCL - NVDR 600 248
#Indorama Ventures PCL
- NVDR 2,000 1,580
Indorama Ventures PCL,
Class F 16,300 12,876
IRPC PCL - NVDR 587,600 38,215
Shares Value †
THAILAND — (Continued)
I-TAIL Corp. PCL - NVDR,
Class R 1,000 $ 521
*Jasmine Technology Solution
PCL - NVDR 400 512
Karmarts PCL - NVDR 2,200 513
Kasikornbank PCL - NVDR 1,500 8,927
KCE Electronics PCL - NVDR 68,000 65,189
KGI Securities Thailand PCL
- NVDR 5,200 641
Khon Kaen Sugar Industry
PCL - NVDR 6,700 329
Kiatnakin Phatra Bank PCL
- NVDR 300 727
Krung Thai Bank PCL - NVDR 93,500 94,655
Land & Houses PCL - NVDR 230,300 25,434
LH Financial Group PCL -
NVDR, Class R 12,600 437
Major Cineplex Group PCL
- NVDR 1,600 329
MBK PCL 22,600 11,786
MC Group PCL - NVDR 1,200 409
MCS Steel PCL - NVDR 1,400 348
Mega Lifesciences PCL 30,300 33,230
Mega Lifesciences PCL
- NVDR 1,100 1,207
Minor International PCL
- NVDR 148,400 94,237
MK Restaurants Group PCL
- NVDR 5,900 3,439
Moshi Moshi Retail Corp. PLC
- NVDR, Class R 400 439
Muang Thai Insurance PCL
- NVDR 1,000 460
Netbay PCL - NVDR 400 201
Northeast Rubber PCL -
NVDR, Class R 191,200 27,450
NSL Foods PCL - NVDR,
Class R 200 133
Osotspa PCL - NVDR 28,600 13,073
Osotspa PCL, Class F 43,100 19,701
Polyplex Thailand PCL - NVDR 1,600 481
Praram 9 Hospital PCL -
NVDR, Class R 1,200 596
Praram 9 Hospital PCL, Class
F 14,800 7,355
Precious Shipping PCL
- NVDR 121,900 25,429
Prima Marine PCL - NVDR,
Class R 46,200 12,614
Pruksa Holding PCL - NVDR 1,900 201
*PSG Corp. PCL, Class F 104,493 9,553
PTG Energy PCL - NVDR 124,600 31,152
PTT Exploration & Production
PCL - NVDR 53,700 253,694
PTT Global Chemical PCL
- NVDR 47,500 57,558
PTT Oil & Retail Business PCL
- NVDR, Class R 84,300 31,809
PTT PCL - NVDR 263,300 284,725

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
THAILAND — (Continued)
Quality Houses PCL - NVDR 704,400 $ 29,172
Rajthanee Hospital PCL
- NVDR 600 234
Ratch Group PCL - NVDR 72,100 64,143
Regional Container Lines PCL
- NVDR 15,100 14,244
Regional Container Lines PCL,
Class F 13,600 12,829
Rojana Industrial Park PCL
- NVDR 2,200 316
S Hotels & Resorts PCL
- NVDR 4,000 195
Samart Corp. PCL - NVDR 1,700 271
Sansiri PCL - NVDR 1,308,500 56,198
Sappe PCL - NVDR 300 271
SC Asset Corp. PCL - NVDR 7,500 460
SCB X PCL - NVDR 9,900 39,785
SCG Packaging PCL - NVDR 60,500 46,399
SCGJWD Logistics PCL
- NVDR 1,500 352
Siam Cement PCL (The)
- NVDR 11,600 85,405
Siam Global House PCL
- NVDR 22,400 4,570
Siam Wellness Group PCL
- NVDR 2,200 208
Siamgas & Petrochemicals
PCL - NVDR 2,200 574
SiS Distribution Thailand PCL
- NVDR 400 284
SISB PCL - NVDR, Class R 600 186
*SKY ICT PCL, Class F 33,600 12,266
SPCG PCL - NVDR 1,800 489
Sri Trang Agro-Industry PCL
- NVDR 100,500 54,878
Sri Trang Gloves Thailand
PCL - NVDR 31,300 9,890
Sri Trang Gloves Thailand
PCL, Class F 63,400 20,033
Srinanaporn Marketing PCL -
NVDR, Class R 1,600 356
Star Petroleum Refining PCL 101,900 22,976
Star Petroleum Refining PCL
- NVDR 7,000 1,578
Supalai PCL - NVDR 104,300 51,834
*Super Energy Corp. PCL -
NVDR, Class R 68,000 229
TAC Consumer PCL - NVDR 1,500 246
Taokaenoi Food & Marketing
PCL - NVDR 1,300 160
Thai Airways International
PCL, Class F 271,800 50,028
Thai Life Insurance PCL 70,300 22,644
Thai Life Insurance PCL
- NVDR 2,000 644
Thai Oil PCL - NVDR 57,500 84,669
Thai President Foods PCL
- NVDR 100 578
Thai Union Group PCL - NVDR 122,200 43,111
Shares Value †
THAILAND — (Continued)
Thai Vegetable Oil PCL
- NVDR 1,500 $ 1,137
Thai Vegetable Oil PCL, Class
F 30,600 23,186
Thaifoods Group PCL - NVDR 4,200 1,288
Thaifoods Group PCL, Class F 142,900 43,838
Thaitheparos PCL - NVDR 300 368
Thoresen Thai Agencies PCL
- NVDR 178,000 27,193
Tipco Asphalt PCL, Class F 22,400 9,277
Tisco Financial Group PCL
- NVDR 6,300 21,163
TMBThanachart Bank PCL
- NVDR 422,000 29,258
TOA Paint Thailand PCL 22,200 8,854
TOA Paint Thailand PCL
- NVDR 1,900 758
TPI Polene PCL - NVDR 20,300 536
TPI Polene Power PCL 80,600 4,747
TPI Polene Power PCL
- NVDR 10,100 595
TQM Alpha PCL - NVDR,
Class R 600 267
Triple i Logistics PCL - NVDR 1,400 170
True Corp. PCL - NVDR, Class
R 180,400 75,818
True Corp. PCL, Class F 67,800 28,495
TTW PCL 68,600 19,466
TTW PCL - NVDR 3,200 908
United Paper PCL - NVDR,
Class R 800 180
Univanich Palm Oil PCL
- NVDR 2,100 947
Univanich Palm Oil PCL, Class
F 48,100 21,691
WHA Corp. PCL - NVDR 196,600 27,019
TOTAL THAILAND 4,238,745
TURKEY — (0.9%)
Agesa Hayat ve Emeklilik A/S 104 554
*Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim A/S 29,051 17,668
Akbank TAS 124,023 200,919
*Akcansa Cimento A/S 52 246
Aksa Akrilik Kimya Sanayii A/S 52,308 12,259
*Aksa Enerji Uretim A/S, Class
B 1,139 2,072
*Aksigorta A/S 26,410 4,086
Alarko Holding A/S 10,199 21,590
Albaraka Turk Katilim Bankasi
A/S 120,130 22,359
*Alkim Alkali Kimya A/S 520 231
Anadolu Anonim Turk Sigorta
Sirketi 56,941 36,394
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 57,706 24,240
Anadolu Hayat Emeklilik A/S 176 432
*Arcelik A/S 88 218
ARD Grup Bilisim Teknolojileri
A/S 23,528 26,140

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
TURKEY — (Continued)
Aselsan Elektronik Sanayi Ve
Ticaret A/S 15,375 $ 142,998
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 4,522 28,422
*Aydem Yenilenebilir Enerji
A/S 316 203
#*Baticim Bati Anadolu
Cimento Sanayii A/S 11,234 1,546
*Bera Holding A/S 45,364 17,118
*Besler Gida Ve Kimya Sanayi
Ve Ticaret A/S 704 234
BIM Birlesik Magazalar A/S 8,083 132,645
Bogazici Beton Sanayi Ve
Ticaret A/S 320 141
*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 12 145
Borusan Yatirim ve Pazarlama
A/S 4 186
*Bosch Fren Sistemleri Sanayi
ve Ticaret A/S 2,836 9,120
*Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 64 120
Bursa Cimento Fabrikasi A/S 7,372 1,000
*Can2 Termik A/S 790,214 31,305
Celebi Hava Servisi A/S 4 158
Cemtas Celik Makina Sanayi
Ve Ticaret A/S 924 224
Cimsa Cimento Sanayi VE
Ticaret A/S 12,168 15,511
Coca-Cola Icecek A/S 18,981 31,506
Dogan Sirketler Grubu Holding
A/S 43,902 22,094
Dogus Otomotiv Servis ve
Ticaret A/S 11,287 45,088
*EGE Endustri VE Ticaret A/S 20 2,807
ΩEnerjisa Enerji A/S 244 663
Enerya Enerji A/S 45,353 8,933
*Erbosan Erciyas Boru Sanayii
ve Ticaret A/S 52 226
Eregli Demir ve Celik
Fabrikalari TAS 52,270 40,627
Escar Turizm Tasimacilik
Ticaret A/S 1 1
*Esenboga Elektrik Uretim A/S 2,632 217
Europap Tezol Kagit Sanayi
VE Ticaret A/S – –
*Europen Endustri Insaat
Sanayi VE Ticaret A/S 3,084 376
#Ford Otomotiv Sanayi A/S 13,479 29,234
*Formet Metal ve Cam Sanayi
A/S 936 57
Galata Wind Enerji A/S 8,418 5,626
GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret A/S 1,620 332
Gentas Genel Metal Sanayi ve
Ticaret A/S 13,354 2,347
*Girsim Elektrik Sanayi Taahut
Ve Ticaret A/S 6,322 6,968
Shares Value †
TURKEY — (Continued)
Global Yatirim Holding A/S 191,285 $ 64,771
Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S. 40 324
*Gubre Fabrikalari TAS 48 564
GUR-Sel Turizm Tasimacilik
VE Servis Ticaret A/S 1,116 7,385
*Hitit Bilgisayar Hizmetleri A/S 113 105
*Ihlas Holding A/S 4,676 232
*Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S 1,628 368
Is Yatirim Menkul Degerler A/S 37,310 34,912
*Izdemir Enerji Elektrik Uretim
A/S 105,244 24,969
*Izmir Demir Celik Sanayi A/S 2,408 375
*Izmir Firca Sanayi ve Ticaret
A/S 4,548 6,900
Jantsa Jant Sanayi Ve Ticaret
A/S 472 185
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 380 287
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S 90,533 77,179
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 920 721
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 99,278 6,306
*Kayseri Seker Fabrikasi A/S 38,618 4,043
*Kiler Holding A/S 280 634
KOC Holding A/S 12,324 55,149
Kocaer Celik Sanayi Ve
Ticaret A/S 1,759 457
*Konya Cimento Sanayii A/S 4 370
*LDR Turizm A/S 240 632
Logo Yazilim Sanayi Ve
Ticaret A/S 2,151 6,836
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S 688 230
*Margun Enerji Uretim Sanayi
VE Ticaret A/S 42,108 59,689
ΩMavi Giyim Sanayi Ve
Ticaret A/S, Class B 40,805 39,121
#*MIA Teknoloji A/S 30,285 26,783
Migros Ticaret A/S 2,318 32,909
Ω*MLP Saglik Hizmetleri A/S,
Class B 5,079 49,992
*Naturel Yenilenebilir Enerji
Ticaret A/S 400 62
*NET Holding A/S 613 520
Nuh Cimento Sanayi A/S 2,152 11,792
#*ODAS Elektrik Uretim ve
Sanayi Ticaret A/S 50,494 7,666
*Orge Enerji Elektrik Taahhut
A/S 136 257
#Oyak Cimento Fabrikalari A/S 25,046 13,137
*Pegasus Hava Tasimaciligi
A/S 5,061 20,228

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
TURKEY — (Continued)
*Peker Gayrimenkul Yatirim
Ortakligi A/S – $ –
*Petkim Petrokimya Holding
A/S 69,618 36,824
*Politeknik Metal Sanayi ve
Ticaret A/S, Class A 4 474
*Qua Granite Hayal 3,248 267
*Ral Yatirim Holding A/S 3,374 25,126
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 57,062 33,415
#*Sasa Polyester Sanayi A/S 29,033 2,018
Sekerbank Turk A/S 235,856 64,047
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 240 553
*Sok Marketler Ticaret A/S 31,443 35,420
SUN Tekstil Sanayi Ve Ticaret
A/S 264 209
Suwen Tekstil Sanayi
Pazarlama A/S 920 175
TAB Gida Sanayi Ve Ticaret
A/S 622 3,703
*Tapdi Oksijen Ozel Saglik
Hizmetleri Sanayi VE Ticaret
A/S 175 97
*TAV Havalimanlari Holding
A/S 7,397 45,592
Tekfen Holding A/S 16,007 50,517
Tofas Turk Otomobil Fabrikasi
A/S 4,836 31,520
*Tukas Gida Sanayi ve Ticaret
A/S 93,904 5,320
*Turk Altin Isletmeleri A/S 444 407
Turk Hava Yollari AO 22,665 154,621
*Turk Telekomunikasyon A/S 20,719 28,498
Turkcell Iletisim Hizmetleri A/S 47,624 118,152
Turkiye Garanti Bankasi A/S 16,072 47,592
Turkiye Is Bankasi A/S 387,179 122,877
Turkiye Petrol Rafinerileri A/S 22,550 135,246
Turkiye Sigorta A/S 10,033 3,122
Turkiye Sise ve Cam
Fabrikalari A/S 30,604 32,416
*Turkiye Vakiflar Bankasi TAO 106,146 74,374
Ulker Biskuvi Sanayi A/S 16,264 44,597
*Yapi ve Kredi Bankasi A/S 62,035 50,853
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 456 442
*Yayla Agro Gida Sanayi VE
Nakliyat A/S 544 140
TOTAL TURKEY 2,652,290
UNITED ARAB EMIRATES — (1.8%)
Abu Dhabi Aviation Co. 8,657 12,492
Abu Dhabi Commercial Bank
PJSC 56,017 210,470
Abu Dhabi Islamic Bank PJSC 61,176 365,101
Abu Dhabi National Hotels 337,329 33,982
Abu Dhabi National Insurance
Co. PSC 2,160 4,540
Abu Dhabi National Oil Co. for
Distribution PJSC 144,527 144,413
Shares Value †
UNITED ARAB EMIRATES — (Continued)
*Abu Dhabi Ports Co. PJSC 64,851 $ 76,630
Abu Dhabi Ship Building Co.
PJSC 192 389
ADNOC Drilling Co. PJSC 79,874 123,087
ADNOC Logistics & Services 71,207 113,802
Agthia Group PJSC 26,331 26,740
Air Arabia PJSC 246,946 332,811
Ajman Bank PJSC 70,005 27,446
Aldar Properties PJSC 50,364 105,722
Alef Education Holding PLC 41,085 10,974
Alpha Dhabi Holding PJSC 29,923 61,347
Amanat Holdings PJSC 90,472 31,529
Americana Restaurants
International PLC - Foreign Co. 201,419 109,130
*Apex Investment Co. PSC 12,581 11,030
*Bank of Sharjah 119,195 40,241
Burjeel Holdings PLC 76,037 21,737
Dana Gas PJSC 636,945 156,076
Deyaar Development PJSC 91,517 20,432
Dubai Electricity & Water
Authority PJSC 100,759 72,698
Dubai Financial Market PJSC 112,787 43,912
Dubai Investments PJSC 191,819 212,035
Dubai Islamic Bank PJSC 80,882 157,232
Dubai Taxi Co. Pjsc 19,040 10,523
Emaar Development PJSC 41,492 164,707
Emaar Properties PJSC 163,272 524,547
Emirates Central Cooling
Systems Corp. 97,901 41,315
Emirates Driving Co. 22,474 18,785
Emirates Integrated
Telecommunications Co. PJSC 29,146 85,544
Emirates NBD Bank PJSC 62,880 496,480
*Emirates Reem Investments
PJSC 268 163
Emirates Telecommunications
Group Co. PJSC 71,859 363,902
*EMSTEEL Building Materials
PJSC 4,388 1,314
Fertiglobe PLC 66,564 67,780
First Abu Dhabi Bank PJSC 109,700 524,472
*Ghitha Holding PJSC 3,488 10,351
*Gulf Navigation Holding PJSC 356 263
*Manazel PJSC 3,300 221
*Modon Holding PSC 59,864 47,756
National Bank of Ras Al-
Khaimah PSC (The), Class K 26,371 59,234
National Central Cooling Co.
PJSC 45,977 33,924
NMDC Group PJSC 13,792 71,947
Parkin Co. PJSC 32,454 45,948
*Presight AI Holding PLC 40,407 34,324
Pure Health Holding Pjsc 61,725 35,796
*RAK Properties PJSC 85,020 24,769
Ras Al Khaimah Ceramics
PJSC 38,439 25,327
Salik Co. PJSC 95,952 146,296
Sharjah Islamic Bank 180,814 145,718
Spinneys 1961 Holding PLC 42,262 13,578

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value †
UNITED ARAB EMIRATES — (Continued)
Taaleem Holdings PJSC 388 $ 345
TECOM Group PJSC 27,001 24,774
Union Properties PJSC 118,226 23,305
TOTAL UNITED ARAB
EMIRATES 5,569,406
TOTAL COMMON STOCKS 298,323,283
PREFERRED STOCKS — (0.2%)
BRAZIL — (0.2%)
Alpargatas SA 3.140% 700 1,689
Axia Energia SA 6.010% 3,400 46,847
Banco do Estado do Rio
Grande do Sul SA, Class B
0.560% 27,200 85,273
Cia Energetica de Minas
Gerais 6.420% 29,500 74,247
Isa Energia Brasil SA 0.480% 5,900 34,945
Itau Unibanco Holding SA
4.200% 2,832 24,549
Marcopolo SA 10.730% 64,900 84,407
Schulz SA 5.600% 400 418
Taurus Armas SA 4.180% 220 215
Track & Field Co. SA 0.180% 100 308
Unipar Carbocloro SA
16.240% 5,114 64,295
TOTAL BRAZIL 417,193
CHILE — (0.0%)
Embotelladora Andina SA,
Class B 1.440% 7,771 36,095
TOTAL CHILE 36,095
COLOMBIA — (0.0%)
Grupo Argos SA 5.650% 1,267 4,251
Grupo de Inversiones
Suramericana SA 3.710% 3,332 37,157
TOTAL COLOMBIA 41,408
Shares Value †
INDIA — (0.0%)
TVS Motor Co., Ltd. 6.000% 25,640 $ 2,755
TOTAL INDIA 2,755
TOTAL PREFERRED
STOCKS 497,451
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
*<Parque Arauco SA 06/02/26 3,668 1,706
TOTAL CHILE 1,706
KOREA, REPUBLIC OF — (0.0%)
*SKC Co., Ltd. 05/15/26 80 2,546
TOTAL KOREA, REPUBLIC
OF 2,546
MALAYSIA — (0.0%)
*Berjaya Corp. BHD 01/06/31 75,141 946
*Lianson Fleet Group BHD
12/31/30 640 45
*T7 Global BHD 03/13/30 380 3
TOTAL MALAYSIA 994
THAILAND — (0.0%)
*Better World Green PCL
05/28/27 3,033 4
TOTAL THAILAND 4
UNITED ARAB EMIRATES — (0.0%)
*Sharjah Islamic Bank
05/08/26 60,271 6,580
TOTAL UNITED ARAB
EMIRATES 6,580
TOTAL RIGHTS/WARRANTS 11,830
TOTAL INVESTMENT SECURITIES — (97.2%)
(Cost $199,015,380) 298,832,564
SECURITIES LENDING COLLATERAL — (2.8%)
@§The DFA Short Term
Investment Fund 749,880 8,676,107
TOTAL INVESTMENTS — ( 100.0% )
(Cost $207,691,487) $ 307,508,671
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $6,647,399 which represented 2.2% of the net assets of the Fund.
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ........................ $ 15,179,255 $ — $ — $ 15,179,255
Chile ......................... 2,016,427 — — 2,016,427
Colombia ..................... 629,087 — — 629,087
Czechia ...................... 392,719 — — 392,719
Egypt ........................ 74,006 — — 74,006
Greece ....................... 2,359,228 — — 2,359,228

Dimensional Emerging Markets ex China Core Equity ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Hungary ...................... $ 1,053,374 $ — $ — $ 1,053,374
India ......................... 47,442,026 325,944 — 47,767,970
Indonesia ..................... 4,225,611 — — 4,225,611
Korea, Republic of .............. 73,852,269 9,516 30 73,861,815
Kuwait ....................... 2,772,814 — 72 2,772,886
Malaysia ...................... 5,467,515 — — 5,467,515
Mexico ....................... 6,591,252 — — 6,591,252
Peru ......................... 266,136 — — 266,136
Philippines .................... 1,302,442 — — 1,302,442
Poland ....................... 4,490,279 — — 4,490,279
Qatar ........................ 2,296,798 — — 2,296,798
Saudi Arabia ................... 9,521,140 30,110 — 9,551,250
South Africa ................... 12,026,563 — — 12,026,563
Taiwan ....................... 93,538,229 — — 93,538,229
Thailand ...................... — 4,238,745 — 4,238,745
Turkey ....................... 2,652,290 — — 2,652,290
United Arab Emirates ............ 5,528,903 40,503 — 5,569,406
Preferred Stocks
Brazil ........................ 417,193 — — 417,193
Chile ......................... 36,095 — — 36,095
Colombia ..................... 41,408 — — 41,408
India ......................... 2,755 — — 2,755
Rights/Warrants
Chile ......................... — — 1,706 1,706
Korea, Republic of .............. 2,546 — — 2,546
Malaysia ...................... 994 — — 994
Thailand ...................... 4 — — 4
United Arab Emirates ............ 6,580 — — 6,580
Securities Lending Collateral ........ — 8,676,107 — 8,676,107
Total Investments .................
$294,185,938 $13,320,925 $1,808> $307,508,671
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional World Equity ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
$
Shares Value†
AFFILIATED INVESTMENT COMPANIES — (99.6%)
DOMESTIC — (69.8%)
Dimensional U.S. Core Equity 2 ETF 16,249,377 $ 689,136,078
Dimensional US Core Equity 1 ETF 2,904,594 228,838,438
TOTAL DOMESTIC 917,974,516
INTERNATIONAL — (29.8%)
Dimensional Emerging Markets Core Equity 2 ETF 3,052,751 118,690,959
#Dimensional Global Real Estate ETF 782,266 22,576,197
#Dimensional International Core Equity 2 ETF 6,692,648 250,505,815
TOTAL INTERNATIONAL 391,772,971
TOTAL INVESTMENT IN AFFILIATED INVESTMENT COMPANIES — (99.6%)
(Cost $1,025,621,241) 1,309,747,487
SECURITIES LENDING COLLATERAL — (0.4%)
@§The DFA Short Term Investment Fund 481,163 5,567,060
TOTAL INVESTMENTS — ( 100.0% )
(Cost $1,031,188,301) $ 1,315,314,547
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Affiliated Investment Companies ...... $ 1,309,747,487 $ — $ — $ 1,309,747,487
Securities Lending Collateral ......... — 5,567,060 — 5,567,060
Total Investments ..................
$1,309,747,487 $5,567,060 $— $1,315,314,547
See accompanying Notes to Financial Statements.

Dimensional Global Real Estate ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
4
Shares Value †
COMMON STOCKS — (98.3%)
AUSTRALIA — (5.7%)
Abacus Group 642,896 $ 471,453
#Abacus Storage King 706,536 721,308
Arena REIT 840,844 2,000,973
Aspen Group, Ltd. 306,982 1,054,967
BWP Property Group, Ltd. 916,448 2,576,217
Carindale Property Trust 128 493
Centuria Capital Group 1,393,660 1,688,319
Centuria Industrial REIT 1,116,078 2,407,208
#Centuria Office REIT 641,850 431,463
Charter Hall Group 804,302 11,651,774
Charter Hall Long Wale REIT 1,188,269 2,990,065
Charter Hall Retail REIT 942,465 2,649,353
Charter Hall Social
Infrastructure REIT 557,010 1,041,200
Cromwell Property Group 2,299,804 661,376
Dexus 1,937,425 8,677,823
#Dexus Convenience Retail
REIT 136,480 273,761
Dexus Industria REIT 387,169 690,319
Garda Property Group 632 477
GDI Property Group
Partnership 614,346 267,218
Goodman Group 3,596,008 76,474,504
GPT Group (The) 3,500,117 11,952,920
Growthpoint Properties
Australia, Ltd. 390,448 614,759
#*HealthCo REIT 579,195 276,914
#HMC Capital, Ltd. 200,143 358,292
HomeCo Daily Needs REIT 3,110,515 2,840,102
Ingenia Communities Group 729,063 2,080,911
#LDR Capital Property Fund 194,118 71,176
Mirvac Group 7,320,505 8,947,214
RAM Essential Services
Property Fund 347,946 117,573
Region Group 2,299,697 3,819,271
Scentre Group 9,484,140 25,297,040
Stockland 4,498,229 13,097,682
Vicinity, Ltd. 7,422,780 13,394,859
Waypoint REIT, Ltd. 1,336,303 2,373,011
TOTAL AUSTRALIA 201,971,995
BELGIUM — (0.8%)
Aedifica SA 120,624 10,166,613
Ascencio 7,774 454,596
Care Property Invest NV 58,126 882,309
Home Invest Belgium SA 12,551 282,680
Montea NV 35,669 2,945,638
*Nextensa SA 770 42,403
Retail Estates NV 20,923 1,666,516
Shurgard Self Storage, Ltd. 66,943 2,057,417
Vastned NV 11,761 418,025
Warehouses De Pauw CVA 333,667 8,767,526
Wereldhave Belgium Comm
VA 195 11,986
Shares Value †
BELGIUM — (Continued)
Xior Student Housing NV 64,214 $ 2,079,001
TOTAL BELGIUM 29,774,710
CANADA — (1.1%)
#Allied Properties Real Estate
Investment Trust 115,100 832,109
Automotive Properties Real
Estate Investment Trust 17,300 148,075
Boardwalk Real Estate
Investment Trust 33,916 1,691,439
BSR Real Estate Investment
Trust 30,606 370,333
BTB Real Estate Investment
Trust 41,567 119,103
Canadian Apartment
Properties REIT 158,381 4,256,540
Choice Properties Real Estate
Investment Trust 276,042 3,056,317
Crombie Real Estate
Investment Trust 96,009 1,195,616
CT Real Estate Investment
Trust 91,309 1,175,324
Dream Industrial Real Estate
Investment Trust 303,000 3,045,360
Dream Office Real Estate
Investment Trust 6,134 76,478
European Residential Real
Estate Investment Trust 800 694
Firm Capital Property Trust 3,000 14,437
First Capital Real Estate
Investment Trust 234,800 4,034,951
Flagship Communities REIT 600 11,526
Granite Real Estate
Investment Trust 834 56,237
Granite Real Estate
Investment Trust 55,001 3,712,396
H&R Real Estate Investment
Trust 257,653 2,023,592
Killam Apartment Real Estate
Investment Trust 137,000 1,714,136
Morguard North American
Residential Real Estate
Investment Trust 20,805 257,560
Morguard Real Estate
Investment Trust 100 483
Nexus Industrial REIT 42,200 247,105
Plaza Retail REIT 54,200 177,202
Primaris Real Estate
Investment Trust 88,268 1,223,729
PRO Real Estate Investment
Trust 26,400 126,462
#Rfa Financial, Inc. 20,793 371,833
RioCan Real Estate
Investment Trust 252,503 3,944,026
Slate Grocery REIT, Class U 32,704 387,806

Dimensional Global Real Estate ETF
continued
Shares Value †
CANADA — (Continued)
#SmartCentres Real Estate
Investment Trust 151,500 $ 3,139,971
True North Commercial Real
Estate Investment Trust 4,600 28,287
Vital Infrastructure Property
Trust 263,977 1,080,267
TOTAL CANADA 38,519,394
CHINA — (0.0%)
China Merchants Commercial
Real Estate Investment Trust 12,000 1,716
Spring Real Estate Investment
Trust 3,000 509
Yuexiu Real Estate Investment
Trust 2,045,000 187,956
TOTAL CHINA 190,181
FRANCE — (1.8%)
Altarea SCA 8,797 1,153,698
ARGAN SA 19,717 1,417,807
Carmila SA 87,460 1,742,059
Covivio Hotels SACA 112 2,996
Covivio SA 97,658 6,438,133
Gecina SA 79,723 6,719,334
#*ICADE 73,857 1,772,610
Klepierre SA 388,196 15,692,138
Mercialys SA 204,715 2,992,151
Unibail-Rodamco-Westfield 212,781 25,734,001
TOTAL FRANCE 63,664,927
GERMANY — (0.0%)
*Deutsche Konsum Real
Estate AG 474 834
#Hamborner REIT AG 126,488 718,884
TOTAL GERMANY 719,718
HONG KONG — (0.8%)
Champion REIT 3,117,000 927,092
Fortune Real Estate
Investment Trust 3,006,000 1,864,900
Link REIT 4,649,600 23,266,548
Prosperity REIT 1,942,000 356,979
*Regal Real Estate Investment
Trust 4,000 194
SF Real Estate Investment
Trust 573,000 188,714
Sunlight Real Estate
Investment Trust 1,679,000 499,387
TOTAL HONG KONG 27,103,814
INDIA — (0.3%)
ΩBrookfield India Real Estate
Trust 590,402 2,027,354
Embassy Office Parks REIT 1,466,564 6,563,198
ΩMindspace Business Parks
REIT 395,660 1,947,166
Nexus Select Trust 986,304 1,613,709
TOTAL INDIA 12,151,427
Shares Value †
IRELAND — (0.0%)
Irish Residential Properties
REIT PLC 960,839 $ 1,208,262
TOTAL IRELAND 1,208,262
ITALY — (0.0%)
Immobiliare Grande
Distribuzione SIIQ SpA, Class
F 99,988 499,659
TOTAL ITALY 499,659
JAPAN — (4.8%)
Activia Properties, Inc. 3,683 3,299,788
Advance Residence
Investment Corp. 5,020 5,170,403
AEON REIT Investment Corp. 2,710 2,170,352
CENTRAL REIT Investment
Corp. 389 270,330
Comforia Residential REIT,
Inc. 3,384 2,364,622
CRE Logistics REIT, Inc. 989 975,084
Daiwa House REIT Investment
Corp., Class A 7,928 6,354,340
Daiwa Office Investment Corp.,
Class A 958 2,038,818
Daiwa Securities Living
Investments Corp., Class A 3,478 2,381,477
ESCON Japan Reit Investment
Corp. 482 374,945
Frontier Real Estate
Investment Corp. 4,132 2,257,102
Fukuoka REIT Corp. 1,181 1,359,576
Global One Real Estate
Investment Corp. 2,240 1,745,343
GLP J-REIT 8,302 7,178,590
Hankyu Hanshin REIT, Inc.,
Class A 1,073 1,018,873
Health Care & Medical
Investment Corp. 597 439,640
Heiwa Real Estate REIT, Inc. 1,902 1,782,992
Hoshino Resorts REIT, Inc. 1,034 1,666,092
Hulic Reit, Inc. 2,203 2,287,279
Ichigo Hotel REIT Investment
Corp. 365 261,105
#Ichigo Office REIT Investment
Corp. 1,708 987,491
Industrial & Infrastructure Fund
Investment Corp., Class A 4,936 4,595,657
Invincible Investment Corp. 14,550 5,700,967
Japan Excellent, Inc. 1,898 1,733,217
Japan Hotel REIT Investment
Corp., Class A 10,343 5,161,435
Japan Logistics Fund, Inc. 4,242 2,574,354
Japan Metropolitan Fund
Invest 12,968 9,582,939
Japan Prime Realty
Investment Corp. 6,503 4,112,487
Japan Real Estate Investment
Corp. 11,692 8,923,539
KDX Realty Investment Corp.,
Class A 7,258 7,549,561
LaSalle Logiport REIT 3,034 2,950,650

Dimensional Global Real Estate ETF
continued
Shares Value †
JAPAN — (Continued)
Marimo Regional Revitalization
REIT, Inc. 362 $ 254,108
Mirai Corp. 3,248 952,399
MIRARTH Real Estate
Investment Corp. 1,868 1,046,619
Mitsubishi Estate Logistics
REIT Investment Corp. 2,353 1,822,879
Mitsui Fudosan
Accommodations Fund, Inc.,
Class A 4,141 3,453,806
Mitsui Fudosan Logistics Park,
Inc. 6,691 4,782,183
Mori Hills REIT Investment
Corp., Class A 2,429 2,072,412
Mori Trust Reit, Inc. 4,551 2,198,467
Nippon Building Fund, Inc. 14,273 11,940,846
Nippon Hotel & Residential
Investment Corp. 439 198,342
Nippon Prologis REIT, Inc. 11,883 6,779,236
NIPPON REIT Investment
Corp. 3,200 1,827,638
Nomura Real Estate Master
Fund, Inc. 7,041 7,251,954
NTT UD REIT Investment
Corp. 2,319 2,030,355
One REIT, Inc. 1,389 692,262
Orix JREIT, Inc. 9,284 5,877,112
Samty Residential Investment
Corp. 566 375,636
#Sankei Real Estate, Inc. 581 461,967
Sekisui House Reit, Inc. 8,439 4,577,486
SOSiLA Logistics REIT, Inc. 1,162 911,329
Star Asia Investment Corp. 4,767 1,709,616
Starts Proceed Investment
Corp., Class A 359 444,898
Tokaido REIT, Inc. 329 223,805
Tokyu REIT, Inc. 1,423 1,748,954
Tosei Reit Investment Corp. 494 432,197
United Urban Investment Corp. 5,564 6,270,396
TOTAL JAPAN 169,605,950
KOREA, REPUBLIC OF — (0.2%)
D&D Platform REIT Co., Ltd. 110,153 238,769
E KOCREF CR-REIT Co., Ltd. 56,599 189,465
ESR Kendall Square REIT
Co., Ltd. 369,630 1,127,680
IGIS Residence REIT Co., Ltd. 46,590 123,134
IGIS Value Plus REIT Co., Ltd. 124,275 350,654
JR Global REIT 405,032 322,780
KB Star Real Estate
Investment Trust, Inc. 55,877 81,563
Koramco Life Infra REIT Co.,
Ltd. 104,093 328,800
KORAMCO THE ONE REIT 41,329 289,515
LOTTE Reit Co., Ltd. 333,153 997,303
Mirae Asset Global REIT Co.,
Ltd. 39,953 58,992
Miraeasset Maps Reit1 Co.,
Ltd. 12,770 20,577
NH All-One REIT Co., Ltd. 85,450 193,576
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Shinhan Alpha REIT Co., Ltd. 213,148 $ 869,435
Shinhan Seobu T&D REIT
Co., Ltd. 44,569 140,780
SK REITs Co., Ltd. 365,831 1,667,353
*To be removed 1 –
TOTAL KOREA, REPUBLIC
OF 7,000,376
MALAYSIA — (0.3%)
Al-'Aqar Healthcare REIT 900 279
Axis Real Estate Investment
Trust 3,266,741 1,653,317
Capitaland Malaysia Trust 2,752,663 436,656
IGB Real Estate Investment
Trust 3,474,600 2,545,911
KIP REIT 973,800 210,870
#KLCCP Stapled Group 631,900 1,441,524
Pavilion Real Estate
Investment Trust 3,422,200 1,542,424
Sentral REIT 229,300 40,704
Sunway Real Estate
Investment Trust 3,643,900 2,257,080
YTL Hospitality REIT 1,012,200 254,866
TOTAL MALAYSIA 10,383,631
MEXICO — (0.6%)
*Asesor de Activos Prisma
SAPI de CV 3,487 1,036
Concentradora Fibra Danhos
SA de CV 644,058 1,018,753
Ω*Concentradora Fibra
Hotelera Mexicana SA de CV 3,200 1,409
ΩFIBRA Macquarie Mexico 1,520,767 3,759,365
#Fibra MTY SAPI de CV 1,519,119 1,306,415
Fibra Uno Administracion SA
de CV 4,788,703 8,200,845
#Prologis Property Mexico SA
de CV 1,771,062 8,083,656
TOTAL MEXICO 22,371,479
NETHERLANDS — (0.1%)
Eurocommercial Properties NV 89,719 2,936,327
NSI NV 26,684 531,501
Wereldhave NV 73,214 1,889,438
TOTAL NETHERLANDS 5,357,266
NEW ZEALAND — (0.3%)
Argosy Property, Ltd. 1,485,334 944,452
Goodman New Zealand, Ltd.
& Goodman Property Services
NZ, Ltd. 1,854,901 2,064,022
Kiwi Property Group, Ltd. 2,889,847 1,556,782
Precinct Properties Group 3,242,427 1,966,253
Property for Industry, Ltd. 844,270 1,153,191
Stride Property Group 904,649 591,201
#Vital Healthcare Property
Trust 1,037,277 1,163,380
TOTAL NEW ZEALAND 9,439,281
PHILIPPINES — (0.1%)
AREIT, Inc. 1,969,000 1,265,157
MREIT, Inc. 1,570,700 360,258

Dimensional Global Real Estate ETF
continued
Shares Value †
PHILIPPINES — (Continued)
RL Commercial REIT, Inc. 2,096,000 $ 235,597
TOTAL PHILIPPINES 1,861,012
SAUDI ARABIA — (0.1%)
Al Rajhi REIT 407,586 890,049
Alahli REIT Fund 1 5,684 9,715
Alinma Retail REIT Fund 48,230 57,482
Derayah REIT 13,462 19,024
Jadwa REIT Saudi Fund 274,980 828,496
Riyad REIT Fund 41,140 54,407
Sedco Capital REIT Fund 35,272 69,594
TOTAL SAUDI ARABIA 1,928,767
SINGAPORE — (2.6%)
Acrophyte Hospitality Trust 44,700 11,175
AIMS APAC REIT 960,100 1,138,354
CapitaLand Ascendas REIT 7,447,107 14,560,321
CapitaLand Ascott Trust 4,790,000 3,366,221
CapitaLand China Trust 2,070,800 1,081,294
CapitaLand Integrated
Commercial Trust 10,840,128 20,087,709
CDL Hospitality Trusts 1,409,300 896,339
Daiwa House Logistics Trust 746,800 290,264
Digital Core REIT
Management Pte, Ltd. 1,453,800 748,707
ESR-REIT 1,125,379 2,138,446
Far East Hospitality Trust 1,633,300 737,425
First Real Estate Investment
Trust 1,355,300 255,406
Frasers Centrepoint Trust 2,408,078 4,424,563
Frasers Logistics &
Commercial Trust, Class F 5,296,900 3,992,795
IREIT Global 179,300 33,085
Keppel DC REIT 3,673,543 6,778,553
Keppel REIT 6,123,300 4,303,210
KORE US REIT 1,221,800 244,360
Lendlease Global Commercial
REIT 4,512,570 2,019,681
*Manulife US Real Estate
Investment Trust 2,172,300 119,477
Mapletree Industrial Trust 3,767,900 5,828,403
Mapletree Logistics Trust 6,388,200 6,119,590
Mapletree Pan Asia
Commercial Trust 4,231,300 4,285,954
OUE Real Estate Investment
Trust 2,222,800 637,056
Parkway Life Real Estate
Investment Trust 809,500 2,555,212
Prime US REIT 1,444,100 264,270
Sasseur Real Estate
Investment Trust 866,600 455,908
Starhill Global REIT 2,353,187 1,016,256
Suntec Real Estate Investment
Trust 3,398,000 3,975,517
United Hampshire US REIT 151,644 80,371
TOTAL SINGAPORE 92,445,922
SOUTH AFRICA — (0.7%)
Attacq, Ltd. 898,679 895,450
Burstone Group, Ltd. 1,182,748 669,988
Emira Property Fund, Ltd. 71,880 61,119
Shares Value †
SOUTH AFRICA — (Continued)
Equites Property Fund, Ltd. 1,557,075 $ 1,575,723
Fairvest, Ltd., Class B 2,896,762 1,165,643
Growthpoint Properties, Ltd. 6,665,105 6,525,417
Hyprop Investments, Ltd. 758,819 2,534,092
Octodec Investments, Ltd. 10,792 10,915
Redefine Properties, Ltd. 11,472,973 4,348,738
Resilient REIT, Ltd. 486,902 2,403,022
SA Corporate Real Estate, Ltd. 4,177,331 825,461
Stor-Age Property REIT, Ltd. 830,964 861,814
Vukile Property Fund, Ltd. 2,468,615 3,527,015
TOTAL SOUTH AFRICA 25,404,397
SPAIN — (0.5%)
Colonial SFL Socimi SA 523,376 3,346,001
Merlin Properties Socimi SA 741,007 12,908,167
TOTAL SPAIN 16,254,168
TAIWAN — (0.0%)
Cathay No. 1 REIT 62,000 27,845
TOTAL TAIWAN 27,845
THAILAND — (0.1%)
CPN Retail Growth Leasehold
REIT, Class F 659,500 246,826
Frasers Property Thailand
Industrial Freehold &
Leasehold REIT, Class F 3,130,900 1,152,567
IMPACT Growth Real Estate
Investment Trust, Class F 880,300 313,259
#WHA Premium Growth
Freehold & Leasehold Real
Estate InvestmentTrust 3,656,100 1,222,532
TOTAL THAILAND 2,935,184
TURKEY — (0.3%)
*Adra Gayrimenkul Yatirim
Ortakligi A/S 75,634 99,931
*Akfen Gayrimenkul Yatirim
Ortakligi A/S 314,188 19,817
AKIS Gayrimenkul Yatirimi A/S 1,610,655 319,032
*Alarko Gayrimenkul Yatirim
Ortakligi A/S 1,950,677 273,273
Asce Gayrimenkul Yatirim
Ortakligi A/S 150,436 41,484
#Emlak Konut Gayrimenkul
Yatirim Ortakligi A/S 4,311,807 1,963,870
*Fuzul Gayrimenkul Yatirim
Ortakligi A/S 957,443 313,393
Halk Gayrimenkul Yatirim
Ortakligi A/S 1,987,795 256,477
Is Gayrimenkul Yatirim
Ortakligi A/S 856,366 383,600
*Kiler Gayrimenkul Yatirim
Ortakligi A/S 1,512,194 174,028
#*Kuyumcukent Gayrimenkul
Yatirimlari A/S, Class A 884,309 1,626,347
*Marti Gayrimenkul Yatirim
Ortakligi A/S 1,979,142 81,470
*Ozak Gayrimenkul Yatirim
Ortakligi 629,555 170,399
Panora Gayrimenkul Yatirim
Ortakligi 76,316 219,736

Dimensional Global Real Estate ETF
continued
Shares Value †
TURKEY — (Continued)
*Peker Gayrimenkul Yatirim
Ortakligi A/S 3,507,308 $ 1,272,216
*Reysas Gayrimenkul Yatirim
Ortakligi A/S 1,053,370 706,369
*Servet Gayrimenkul Yatirim
Ortakligi A/S 2,274,930 168,160
*Tera Yatirim Teknoloji Holding
A/S 1,824,910 1,058,159
Torunlar Gayrimenkul Yatirim
Ortakligi A/S 450,802 977,732
*Vakif Gayrimenkul Yatirim
Ortakligi A/S 2,907,155 177,576
Yeni Gimat Gayrimenkul
Ortakligi A/S 165,597 879,573
TOTAL TURKEY 11,182,642
UNITED KINGDOM — (3.1%)
Abrdn Property Income Trust,
Ltd. 368,611 13,975
Big Yellow Group PLC 380,801 4,667,389
British Land Co. PLC (The) 2,224,415 11,694,561
CLS Holdings PLC 51,749 34,105
Custodian Property Income
REIT PLC 438,080 498,846
Derwent London PLC 219,395 5,106,854
Great Portland Estates PLC 2,844 11,949
Hammerson PLC 795,325 3,557,737
Land Securities Group PLC 1,589,275 12,763,093
LondonMetric Property PLC 4,965,723 12,780,030
NewRiver REIT PLC 217,940 222,110
Palace Capital PLC 47,254 111,085
Picton Property Income, Ltd.,
Class A 40,639 42,631
Primary Health Properties PLC 5,614,599 7,125,823
ΩRegional REIT, Ltd. 25,717 30,298
ΩResidential Secure Income
PLC 44,634 32,023
Safestore Holdings PLC 111,685 1,014,532
Schroder Real Estate
Investment Trust, Ltd. 934,066 607,336
Segro PLC 2,916,401 27,542,378
Shaftesbury Capital PLC 3,090,221 5,605,834
Sirius Real Estate, Ltd. 71,393 97,109
ΩSocial Housing Reit PLC 411,062 407,197
Target Healthcare REIT PLC 857,495 1,216,470
Town Centre Securities PLC 53,741 84,710
Tritax Big Box REIT PLC 5,380,177 11,039,335
UNITE Group PLC (The) 782,912 4,934,158
Workspace Group PLC 72,888 334,172
TOTAL UNITED KINGDOM 111,575,740
UNITED STATES — (74.0%)
#Acadia Realty Trust 233,440 5,046,973
Agree Realty Corp. 211,018 16,271,598
Alexander's, Inc. 4,220 1,063,271
Alexandria Real Estate
Equities, Inc. 279,599 11,326,555
Alpine Income Property Trust,
Inc. 23,651 444,639
Shares Value †
UNITED STATES — (Continued)
American Assets Trust, Inc.,
Class A 90,215 $ 1,871,059
American Healthcare REIT,
Inc. 337,410 17,133,680
American Homes 4 Rent,
Class A 588,523 18,738,572
American Tower Corp. 834,820 152,529,962
#Americold Realty Trust, Inc. 369,899 4,523,865
*Apartment Investment and
Management Co. 61,042 259,429
Apple Hospitality REIT, Inc. 409,267 5,512,826
AvalonBay Communities, Inc. 252,118 46,137,594
Braemar Hotels & Resorts, Inc. 96,608 233,791
Brandywine Realty Trust 56,213 170,325
Brixmor Property Group, Inc. 550,411 16,561,867
#Broadstone Net Lease, Inc.,
Class A 348,512 6,900,538
BRT Apartments Corp. 16,544 237,737
BXP, Inc. 270,752 15,828,162
Camden Property Trust 189,431 19,894,044
CareTrust REIT, Inc. 400,474 15,798,699
CBL & Associates Properties,
Inc. 27,505 1,238,275
Centerspace 30,413 2,076,296
Chatham Lodging Trust 84,590 734,241
#Chiron Real Estate, Inc. 22,275 781,184
#Clipper Realty, Inc. 14,607 49,518
Community Healthcare Trust,
Inc. 51,002 878,254
#COPT Defense Properties 200,866 6,277,063
Cousins Properties, Inc. 299,663 7,674,369
Crown Castle, Inc. 779,068 69,165,657
CTO Realty Growth, Inc. 58,243 1,179,421
CubeSmart 407,789 16,507,299
#Curbline Properties Corp. 170,810 4,714,356
DiamondRock Hospitality Co. 370,712 3,781,262
Digital Realty Trust, Inc. 619,523 124,486,952
#Diversified Healthcare Trust 295,710 2,229,653
Douglas Emmett, Inc. 299,272 3,235,130
Easterly Government
Properties, Inc., Class A 78,869 1,846,323
EastGroup Properties, Inc. 94,989 19,111,787
Empire State Realty Trust,
Inc., Class A 173,252 965,014
EPR Properties 137,600 7,679,456
Equinix, Inc. 176,081 190,665,789
#Equity LifeStyle Properties,
Inc. 329,526 20,855,701
Equity Residential 642,672 42,017,895
Essential Properties Realty
Trust, Inc. 365,028 11,472,830
Essex Property Trust, Inc. 115,605 30,428,392
Extra Space Storage, Inc.,
Class B 376,815 54,008,894
Federal Realty Investment
Trust 144,976 16,077,838
First Industrial Realty Trust,
Inc. 234,691 14,553,189

Dimensional Global Real Estate ETF
continued
Shares Value †
UNITED STATES — (Continued)
Four Corners Property Trust,
Inc. 187,549 $ 4,795,628
FrontView REIT, Inc. 14,537 257,305
Gaming and Leisure
Properties, Inc. 501,123 24,284,421
#Getty Realty Corp. 96,774 3,205,155
Gladstone Commercial Corp. 86,384 1,089,302
Global Net Lease, Inc. 353,720 3,381,563
Healthcare Realty Trust, Inc.,
Class A 593,282 11,094,373
Healthpeak Properties, Inc. 1,246,218 20,151,345
Highwoods Properties, Inc. 194,960 4,739,478
Host Hotels & Resorts, Inc. 1,217,261 25,720,725
#*Hudson Pacific Properties,
Inc. 67,733 623,821
#Independence Realty Trust,
Inc. 429,434 7,004,069
Industrial Logistics Properties
Trust 95,740 711,348
#Innovative Industrial
Properties, Inc., Class A 49,639 2,692,916
InvenTrust Properties Corp. 138,849 4,459,830
Invitation Homes, Inc. 1,034,571 29,764,608
Iron Mountain, Inc. 530,883 66,885,949
#JBG SMITH Properties 119,093 1,786,395
#Kilroy Realty Corp. 198,939 6,616,711
Kimco Realty Corp. 1,211,076 28,629,837
#Kite Realty Group Trust 387,381 10,133,887
Lamar Advertising Co., Class
A 154,126 21,244,728
#Lineage, Inc. 122,863 4,531,187
LTC Properties, Inc. 84,390 3,225,386
LXP Industrial Trust 107,189 5,458,064
#Macerich Co. (The) 452,409 9,830,848
#Medical Properties Trust, Inc. 925,230 4,570,636
Mid-America Apartment
Communities, Inc. 208,991 26,997,457
Modiv Industrial, Inc., Class C 10,696 170,815
#National Health Investors,
Inc. 84,032 6,462,901
National Storage Affiliates
Trust 124,855 5,313,829
NET Lease Office Properties 18,611 243,060
#NETSTREIT Corp. 164,409 3,381,893
NexPoint Residential Trust,
Inc. 41,236 1,191,308
NNN REIT, Inc. 340,881 14,927,179
Omega Healthcare Investors,
Inc. 529,793 24,884,377
One Liberty Properties, Inc. 30,602 694,971
Orion Properties, Inc. 62,286 178,761
Outfront Media, Inc. 271,615 8,379,323
Park Hotels & Resorts, Inc. 356,495 4,088,998
Pebblebrook Hotel Trust 209,612 2,945,049
Phillips Edison & Co., Inc. 223,193 8,964,547
*Piedmont Realty Trust, Inc.,
Class A 227,501 1,901,908
#Postal Realty Trust, Inc.,
Class A 44,172 966,483
Shares Value †
UNITED STATES — (Continued)
Prologis, Inc. 1,669,529 $ 237,106,509
#Public Storage 282,373 85,403,714
Realty Income Corp. 1,667,479 107,118,851
Regency Centers Corp. 307,716 23,955,691
Rexford Industrial Realty, Inc. 418,606 15,023,769
RLJ Lodging Trust 244,886 2,017,861
Ryman Hospitality Properties,
Inc. 105,622 11,099,816
Sabra Health Care REIT, Inc. 445,723 9,208,637
Saul Centers, Inc. 23,018 792,510
SBA Communications Corp.,
Class A 189,912 42,008,534
Service Properties Trust 55,924 86,682
#Sila Realty Trust, Inc. 96,253 2,928,979
Simon Property Group, Inc. 582,244 118,608,925
#SL Green Realty Corp., Class
U 110,006 4,665,354
STAG Industrial, Inc. 334,127 12,890,620
Strawberry Fields REIT, Inc. 5,295 65,499
Summit Hotel Properties, Inc. 191,865 953,569
Sun Communities, Inc. 220,372 28,172,356
Sunstone Hotel Investors, Inc. 327,610 3,217,130
Tanger, Inc. 202,447 7,506,735
Terreno Realty Corp. 184,844 12,051,829
UDR, Inc. 554,715 20,158,343
UMH Properties, Inc. 152,891 2,377,455
*Uniti Group, Inc. 141,634 1,675,530
Universal Health Realty
Income Trust 24,384 992,429
Urban Edge Properties 223,732 4,904,205
Ventas, Inc. 849,463 74,633,819
Veris Residential, Inc. 65,968 1,251,413
VICI Properties, Inc., Class A 1,906,181 55,660,485
Vornado Realty Trust 290,159 8,672,853
W.P. Carey, Inc. 394,086 28,740,692
Welltower, Inc. 1,262,261 274,339,806
Whitestone REIT, Class B 81,887 1,550,940
Xenia Hotels & Resorts, Inc. 173,325 2,819,998
TOTAL UNITED STATES 2,632,421,136
TOTAL COMMON STOCKS 3,495,998,883
RIGHT/WARRANT — (0.0%)
KOREA, REPUBLIC OF — (0.0%)
*<KB Star Real Estate
Investment Trust, Inc. 05/07/26 20,211 –
TOTAL KOREA, REPUBLIC
OF –
TOTAL RIGHT/WARRANT –
TOTAL INVESTMENT SECURITIES — (98.3%)
(Cost $3,033,972,194) 3,495,998,883
SECURITIES LENDING COLLATERAL — (1.7%)
@§The DFA Short Term
Investment Fund 5,226,614 60,471,927
TOTAL INVESTMENTS — ( 100.0% )
(Cost $3,094,444,121) $ 3,556,470,810

Dimensional Global Real Estate ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $8,204,814 which represented 0.2% of the net assets of the Fund.
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ...................... $ 201,971,995 $ — $ — $ 201,971,995
Belgium ...................... 29,774,710 — — 29,774,710
Canada ...................... 38,519,394 — — 38,519,394
China ........................ 190,181 — — 190,181
France ....................... 63,664,927 — — 63,664,927
Germany ..................... 719,718 — — 719,718
Hong Kong .................... 27,103,814 — — 27,103,814
India ......................... 12,151,427 — — 12,151,427
Ireland ....................... 1,208,262 — — 1,208,262
Italy ......................... 499,659 — — 499,659
Japan ........................ 169,605,950 — — 169,605,950
Korea, Republic of .............. 6,677,596 322,780 — 7,000,376
Malaysia ...................... 10,383,631 — — 10,383,631
Mexico ....................... 22,371,479 — — 22,371,479
Netherlands ................... 5,357,266 — — 5,357,266
New Zealand .................. 9,439,281 — — 9,439,281
Philippines .................... 1,861,012 — — 1,861,012
Saudi Arabia ................... 1,928,767 — — 1,928,767
Singapore ..................... 92,445,922 — — 92,445,922
South Africa ................... 25,404,397 — — 25,404,397
Spain ........................ 16,254,168 — — 16,254,168
Taiwan ....................... 27,845 — — 27,845
Thailand ...................... — 2,935,184 — 2,935,184
Turkey ....................... 11,182,642 — — 11,182,642
United Kingdom ................ 111,575,740 — — 111,575,740
United States .................. 2,632,421,136 — — 2,632,421,136
Right/Warrant
Korea, Republic of .............. — — — —
Securities Lending Collateral ........ — 60,471,927 — 60,471,927
Total Investments .................
$3,492,740,919 $63,729,891 $—> $3,556,470,810
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional
International Core
Equity Market ETF
Dimensional
International Core
Equity 2 ETF
Assets:
Investment Securities at Value (including $582,934,024 and $606,452,599 of securities on loan, respectively) ....................................... $ 15,743,083,854 $ 13,467,183,408
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$396,502,806 and $371,293,050, respectively) (Note G) .................... 396,502,806 371,293,050
Cash Collateral from Securities on Loan .................................. 49,541 —
Segregated Cash for Futures Contracts ................................... — 4,727,949
Foreign Currencies at Value ............................................ 13,399,400 14,687,793
Cash .............................................................. 39,896,736 100,200,507
Receivables:
Investment Securities Sold ........................................... 13,324,691 3,654,489
Dividends and Interest ............................................... 58,059,619 54,886,382
Cash Collateral for ETF Capital Activity ................................. 15,680,861 13,609,355
Futures Variation Margin ............................................. — 747,206
Tax Reclaims ...................................................... 24,439,082 18,572,210
Prepaid Expenses and Other Assets ..................................... — 22,340
Total Assets ................................................... 16,304,436,590 14,049,584,689
Liabilities:
Payables:
Investment Securities Purchased ...................................... 24,118,400 15,125,718
Upon Return of Securities Loaned ..................................... 396,552,347 371,293,050
Accrued Expenses and Other Liabilities:
Advisory Fee ...................................................... 2,292,094 2,210,838
Administration and Accounting ........................................ — 244,829
Collateral for ETF Capital Activity ...................................... 15,680,861 13,609,355
Custodian ......................................................... — 90,439
Trustee ........................................................... — 55,334
CCO Fee ......................................................... — 367
Other Expenses .................................................... 40,001 202,345
Total Liabilities ................................................. 438,683,703 402,832,275
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ......................................................... $ 15,865,752,887 $ 13,646,752,414
Shares Outstanding, No Par Value ....................................... 387,400,000 365,400,000
Net Asset Value, Offering and Redemption price per share (^) ................. $ 40.95 $ 37.35
Investment Securities at Cost ........................................... $ 11,459,841,422 $ 8,951,762,427
Foreign Currencies at Cost ............................................. $ 13,271,224 $ 14,654,016
Net Assets Consist of:
Paid-In Capital ....................................................... $ 11,846,106,449 $ 9,415,782,945
Total Distributable Earnings (Loss) ....................................... 4,019,646,438 4,230,969,469
Net Assets .........................................................
$ 15,865,752,887 $ 13,646,752,414
(^) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional
International Small
Cap Value ETF
Dimensional
International Small
Cap ETF
Assets:
Investment Securities at Value (including $195,026,464 and $407,922,761 of securities on loan, respectively) ....................................... $ 4,587,978,128 $ 5,570,815,136
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$131,030,273 and $212,694,626, respectively) (Note G) .................... 131,030,273 212,694,626
Segregated Cash for Futures Contracts ................................... 506,566 675,421
Foreign Currencies at Value ............................................ 5,125,209 7,259,573
Cash .............................................................. 32,032,209 21,218,665
Receivables:
Investment Securities Sold ........................................... 4,152,806 77,166
Dividends and Interest ............................................... 25,180,518 24,719,129
Cash Collateral for ETF Capital Activity ................................. — 3,170,162
Futures Variation Margin ............................................. 80,058 106,744
Tax Reclaims ...................................................... 6,830,716 4,830,667
Prepaid Expenses and Other Assets ..................................... — 8,700
Total Assets ................................................... 4,792,916,483 5,845,575,989
Liabilities:
Payables:
Investment Securities Purchased ...................................... 19,406,772 8,012,722
Upon Return of Securities Loaned ..................................... 131,030,273 212,694,626
Accrued Expenses and Other Liabilities:
Advisory Fee ...................................................... 1,526,129 1,586,591
Administration and Accounting ........................................ 99,475 104,256
Collateral for ETF Capital Activity ...................................... — 3,170,162
Custodian ......................................................... 84,650 125,149
Trustee ........................................................... 17,345 21,125
CCO Fee ......................................................... 87 332
Other Expenses .................................................... 97,057 194,717
Total Liabilities ................................................. 152,261,788 225,909,680
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ......................................................... $ 4,640,654,695 $ 5,619,666,309
Shares Outstanding, No Par Value ....................................... 112,500,000 157,900,000
Net Asset Value, Offering and Redemption price per share (^) ................. $ 41.25 $ 35.59
Investment Securities at Cost ........................................... $ 3,595,018,390 $ 4,488,317,407
Foreign Currencies at Cost ............................................. $ 5,076,319 $ 7,222,981
Net Assets Consist of:
Paid-In Capital ....................................................... $ 3,447,916,560 $ 4,575,841,660
Total Distributable Earnings (Loss) ....................................... 1,192,738,135 1,043,824,649
Net Assets .........................................................
$ 4,640,654,695 $ 5,619,666,309
(^) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional
International High
Profitability ETF
Dimensional
International Vector
Equity ETF
Assets:
Investment Securities at Value (including $229,573,304 and $10,647,164 of securities on loan, respectively) ....................................... $ 5,690,055,566 $ 141,770,206
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$154,539,372 and $7,411,693, respectively) (Note G) ...................... 154,539,372 7,411,693
Segregated Cash for Futures Contracts ................................... 3,521,840 48,244
Foreign Currencies at Value ............................................ 6,405,611 415,772
Cash .............................................................. 64,054,657 807,303
Receivables:
Investment Securities Sold ........................................... 27,593 182,765
Dividends and Interest ............................................... 17,116,942 602,770
Cash Collateral for ETF Capital Activity ................................. 9,333,350 —
Futures Variation Margin ............................................. 1,186,969 7,625
Tax Reclaims ...................................................... 9,311,813 116,638
Total Assets ................................................... 5,955,553,713 151,363,016
Liabilities:
Payables:
Investment Securities Purchased ...................................... 10,708,180 456,629
Upon Return of Securities Loaned ..................................... 154,539,372 7,411,693
Accrued Expenses and Other Liabilities:
Advisory Fee ...................................................... 1,171,499 53,811
Administration and Accounting ........................................ 113,980 750
Collateral for ETF Capital Activity ...................................... 9,333,350 —
Custodian ......................................................... 65,131 106,862
Trustee ........................................................... 24,597 6,208
CCO Fee ......................................................... 212 512
Other Expenses .................................................... 184,513 53,478
Total Liabilities ................................................. 176,140,834 8,089,943
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ......................................................... $ 5,779,412,879 $ 143,273,073
Shares Outstanding, No Par Value ....................................... 172,050,000 2,025,000
Net Asset Value, Offering and Redemption price per share (^) ................. $ 33.59 $ 70.75
Investment Securities at Cost ........................................... $ 4,503,579,153 $ 108,070,198
Foreign Currencies at Cost ............................................. $ 6,401,849 $ 414,194
Net Assets Consist of:
Paid-In Capital ....................................................... $ 4,720,190,518 $ 107,606,992
Total Distributable Earnings (Loss) ....................................... 1,059,222,361 35,666,081
Net Assets .........................................................
$ 5,779,412,879 $ 143,273,073
(^) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional
Emerging Core
Equity Market ETF
Dimensional
Emerging Markets
High Profitability
ETF
Assets:
Investment Securities at Value (including $627,439,069 and $19,909,694 of securities on loan, respectively) ....................................... $ 8,853,673,324 $ 395,873,683
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$155,582,437 and $6,849,736, respectively) (Note G) ...................... 155,582,437 6,849,736
Foreign Currencies at Value ............................................ 30,659,634 1,365,084
Cash .............................................................. 6,064,015 595,526
Receivables:
Investment Securities Sold ........................................... 6,795,532 526,560
Dividends and Interest ............................................... 10,329,998 381,400
Tax Reclaims ...................................................... 94,997 4,870
Prepaid Expenses and Other Assets ..................................... — 19,387
Total Assets ................................................... 9,063,199,937 405,616,246
Liabilities:
Payables:
Investment Securities Purchased ...................................... 12,393,897 554,465
Upon Return of Securities Loaned ..................................... 155,582,437 6,849,736
Accrued Foreign Taxes .............................................. 32,718,161 1,592,759
Accrued Expenses and Other Liabilities:
Advisory Fee ...................................................... 2,036,376 166,564
Administration and Accounting ........................................ — 31,061
Trustee ........................................................... — 1,416
Other Expenses .................................................... 27,877 52,258
Total Liabilities ................................................. 202,758,748 9,248,259
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ......................................................... $ 8,860,441,189 $ 396,367, 987
Shares Outstanding, No Par Value ....................................... 237,300,000 10,350,000
Net Asset Value, Offering and Redemption price per share (^) ................. $ 37.34 $ 38.30
Investment Securities at Cost ........................................... $ 5,591,123,271 $ 223,883,736
Foreign Currencies at Cost ............................................. $ 30,714,893 $ 1,370,726
Net Assets Consist of:
Paid-In Capital ....................................................... $ 6,043,208,018 $ 255,144,668
Total Distributable Earnings (Loss) ....................................... 2,817,233,171 141,223,319
Net Assets .........................................................
$ 8,860,441,189 $ 396,367,987
(^) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional
Emerging Markets
Value ETF
Dimensional
Emerging Markets
Core Equity 2 ETF
Assets:
Investment Securities at Value (including $155,584,010 and $759,287,982 of securities on loan, respectively) ....................................... $ 1,799,379,919 $ 8,541,518,847
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$38,419,404 and $130,039,826, respectively) (Note G) ..................... 38,419,404 130,039,826
Foreign Currencies at Value ............................................ 11,576,158 20,804,180
Cash .............................................................. 14,950,721 13,107,051
Receivables:
Investment Securities Sold ........................................... 14,629 1,851,237
Dividends and Interest ............................................... 1,934,538 10,186,493
Cash Collateral for ETF Capital Activity ................................. 1,704,705 —
Futures Variation Margin ............................................. 588,924 —
Tax Reclaims ...................................................... 12,289 51,860
Prepaid Expenses and Other Assets ..................................... 8,575 —
Total Assets ................................................... 1,868,589,862 8,717,559,494
Liabilities:
Payables:
Investment Securities Purchased ...................................... 16,014,258 9,531,062
Upon Return of Securities Loaned ..................................... 38,419,404 130,039,826
Accrued Foreign Taxes .............................................. 7,136,533 31,796,837
Accrued Expenses and Other Liabilities:
Advisory Fee ...................................................... 541,331 3,019,992
Administration and Accounting ........................................ 36,031 150,701
Collateral for ETF Capital Activity ...................................... 1,704,705 —
Custodian ......................................................... 163,942 640,751
Trustee ........................................................... 6,249 33,644
CCO Fee ......................................................... 65 235
Other Expenses .................................................... 84,174 263,565
Total Liabilities ................................................. 64,106,692 175,476,613
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ......................................................... $ 1,804,483,170 $ 8,542,082,881
Shares Outstanding, No Par Value ....................................... 45,900,000 224,300,000
Net Asset Value, Offering and Redemption price per share (^) ................. $ 39.31 $ 38.08
Investment Securities at Cost ........................................... $ 1,237,848,359 $ 5,372,547,617
Foreign Currencies at Cost ............................................. $ 11,592,622 $ 20,845,761
Net Assets Consist of:
Paid-In Capital ....................................................... $ 1,292,103,342 $ 5,794,212,555
Total Distributable Earnings (Loss) ....................................... 512,379,828 2,747,870,326
Net Assets .........................................................
$ 1,804,483,170 $ 8,542,082,881
(^) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional
Emerging Markets
ex China Core
Equity ETF
Dimensional World
Equity ETF
Assets:
Investment in Affiliated Investment Companies at Value (including $— and
$5,582,726 of securities on loan, respectively) ........................... $ — $ 1,309,747,487
Investment Securities at Value (including $10,567,460 and $— of securities on loan, respectively) ...................................................... 298,832,564 —
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $8,676,107
and $5,567,060, respectively) (Note G) ................................. 8,676,107 5,567,060
Foreign Currencies at Value ............................................ 1,201,347 —
Cash .............................................................. 257,081 733,644
Receivables:
Investment Securities Sold ........................................... 230,438 —
Dividends and Interest ............................................... 416,729 2,670
Capital Shares Issued ............................................... — 59,986
Tax Reclaims ...................................................... 3,773 —
Total Assets ................................................... 309,618,039 1,316,110,847
Liabilities:
Payables:
Investment Securities Purchased ...................................... 333,193 —
Upon Return of Securities Loaned ..................................... 8,676,107 5,567,060
Accrued Foreign Taxes .............................................. 324,329 —
Accrued Expenses and Other Liabilities:
Advisory Fee ...................................................... 101,145 20,288
Administration and Accounting ........................................ 2,373 19,175
Custodian ......................................................... 31,228 1,951
Trustee ........................................................... 2,341 5,075
CCO Fee ......................................................... 76 81
Other Expenses .................................................... 118,817 60,694
Total Liabilities ................................................. 9,589,609 5,674,324
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ......................................................... $ 300,028,430 $ 1,310,436,523
Shares Outstanding, No Par Value ....................................... 4,100,000 16,370,000
Net Asset Value, Offering and Redemption price per share (^) ................. $ 73.18 $ 80.05
Investments in Affiliated Investment Companies at Cost $ – $ 1,025,621,241
Investment Securities at Cost ........................................... $ 199,015,380 $ –
Foreign Currencies at Cost ............................................. $ 1,203,995 $ —
Net Assets Consist of:
Paid-In Capital ....................................................... $ 205,834,836 $ 1,026,285,315
Total Distributable Earnings (Loss) ....................................... 94,193,594 284,151,208
Net Assets .........................................................
$ 300,028,430 $ 1,310,436,523
(^) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional Global
Real Estate ETF
Assets:
Investment Securities at Value (including $61,506,875 of securities on loan) ..................... $ 3,495,998,883
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $60,471,927) (Note G) ....... 60,471,927
Foreign Currencies at Value ............................................................ 2,095,834
Cash .............................................................................. 8,013,338
Receivables:
Investment Securities Sold ........................................................... 3,936,942
Dividends and Interest ............................................................... 5,802,801
Cash Collateral for ETF Capital Activity ................................................. 318
Capital Shares Issued ............................................................... 218,875
Tax Reclaims ...................................................................... 667,922
Total Assets ................................................................... 3,577,206,840
Liabilities:
Payables:
Investment Securities Purchased ...................................................... 502,067
Upon Return of Securities Loaned ..................................................... 60,471,927
Accrued Foreign Taxes .............................................................. 306,681
Accrued Expenses and Other Liabilities:
Advisory Fee ...................................................................... 560,859
Administration and Accounting ........................................................ 69,053
Collateral for ETF Capital Activity ...................................................... 318
Custodian ......................................................................... 7,844
Trustee ........................................................................... 15,751
CCO Fee ......................................................................... 171
Other Expenses .................................................................... 37,088
Total Liabilities ................................................................. 61,971,759
Commitments and Contingent Liabilities (Note D) $ —
Net Assets ......................................................................... $ 3,515,235,081
Shares Outstanding, No Par Value ....................................................... 122,000,000
Net Asset Value, Offering and Redemption price per share (^) ................................. $ 28.81
Investment Securities at Cost ........................................................... $ 3,033,972,194
Foreign Currencies at Cost ............................................................. $ 2,090,780
Net Assets Consist of:
Paid-In Capital ....................................................................... $ 3,100,904,250
Total Distributable Earnings (Loss) ....................................................... 414,330,831
Net Assets .........................................................................
$ 3,515,235,081
(^) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional
International Core
Equity Market ETF
Dimensional
International Core
Equity 2 ETF
Investment Income:
Interest ........................................................... $ 1,032,868 $ 930,314
Dividends (Net of Foreign Taxes Withheld of $21,282,477 and $18,181,886,
respectively) ..................................................... 188,110,064 166,309,577
Dividend Income from Affiliated Investments ............................. 7,708,854 9,340,014
Income from Securities Lending, Net ................................... 1,284,727 2,047,373
Total Investment Income ......................................... 198,136,513 178,627,278
Expenses:
Investment Management Fees (Note D) ................................. 12,312,630 12,358,652
Administration and Accounting ........................................ — 287,870
Custodian ......................................................... — 94,632
Filing Fees ........................................................ — 220,395
Trustees’ Fees & Expenses .......................................... — 38,259
CCO Fees ........................................................ — 2,417
Shareholders' Reports ............................................... — 148,311
Other Expenses .................................................... 29,872 254,481
Total Expenses ................................................. 12,342,502 13,405,017
Fees Paid Indirectly (Note D) ......................................... — (17,051)
Net Expenses ..................................................... 12,342,502 13,387,966
Net Investment Income (Loss) ....................................... 185,794,011 165,239,312
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ............ (88,603,413) (67,235,727)
In-Kind Transactions .............................................. — 38,841,113
Futures ......................................................... 107,719 (1,588,863)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ................. 1,492,304,550 1,509,060,685
Futures ......................................................... (266,465) 6,246,416
Net Realized and Unrealized Gain (Loss) ............................. 1,403,542,391 1,485,323,624
Net Increase (Decrease) in Net Assets Resulting from Operations. .......... $ 1,589,336,402 $ 1,650,562,936

DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional
International Small
Cap Value ETF
Dimensional
International Small
Cap ETF
Investment Income:
Interest ........................................................... $ 437,601 $ 567,378
Dividends (Net of Foreign Taxes Withheld of $6,052,385 and $5,326,700,
respectively) ..................................................... 60,490,084 59,483,664
Dividend Income from Affiliated Investments ............................. 3,056,363 3,942,692
Income from Securities Lending, Net ................................... 666,673 1,630,723
Total Investment Income ......................................... 64,650,721 65,624,457
Expenses:
Investment Management Fees (Note D) ................................. 8,253,943 8,730,941
Administration and Accounting ........................................ 106,261 116,997
Custodian ......................................................... 80,181 97,316
Filing Fees ........................................................ 79,284 207,859
Trustees’ Fees & Expenses .......................................... 12,214 16,971
CCO Fees ........................................................ 779 1,018
Shareholders' Reports ............................................... 83,479 152,880
Previously Waived Fees Recovered by Advisor (Note D) .................... 146,673 12,397
Other Expenses .................................................... 117,381 105,777
Total Expenses ................................................. 8,880,195 9,442,156
Fees Paid Indirectly (Note D) ......................................... (45,378) (57,886)
Net Expenses ..................................................... 8,834,817 9,384,270
Net Investment Income (Loss) ....................................... 55,815,904 56,240,187
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ............ 675,763 (54,664,199)
In-Kind Transactions .............................................. 228,090,506 115,482,935
Futures ......................................................... 1,320,082 (784,187)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ................. 346,791,986 513,672,621
Futures ......................................................... 108,226 855,629
Net Realized and Unrealized Gain (Loss) ............................. 576,986,563 574,562,799
Net Increase (Decrease) in Net Assets Resulting from Operations. .......... $ 632,802,467 $ 630,802,986

DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional
International High
Profitability ETF
Dimensional
International Vector
Equity ETF
Investment Income:
Interest ........................................................... $ 295,981 $ 461
Dividends (Net of Foreign Taxes Withheld of $7,436,063 and $224,445,
respectively) ..................................................... 72,734,147 1,858,876
Dividend Income from Affiliated Investments ............................. 3,129,085 99,415
Income from Securities Lending, Net ................................... 328,216 25,681
Total Investment Income ......................................... 76,487,430 1,984,433
Expenses:
Investment Management Fees (Note D) ................................. 6,557,485 164,384
Administration and Accounting ........................................ 130,503 8,869
Custodian ......................................................... 134,676 89,139
Filing Fees ........................................................ 137,271 7,293
Trustees’ Fees & Expenses .......................................... 18,173 —
CCO Fees ........................................................ 1,089 —
Shareholders' Reports ............................................... 125,104 —
Other Expenses .................................................... 131,915 22,759
Total Expenses ................................................. 7,236,216 292,444
Fees Waived, Expenses Reimbursed by Advisor (Note D) .................. — (95,054)
Fees Paid Indirectly (Note D) ......................................... — (10,267)
Net Expenses ..................................................... 7,236,216 187,123
Net Investment Income (Loss) ....................................... 69,251,214 1,797,310
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ............ (87,998,619) (1,753,309)
In-Kind Transactions .............................................. 59,563,485 3,694,252
Futures ......................................................... (384,953) (29,858)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ................. 463,443,207 15,120,722
Futures ......................................................... 1,208,472 57,520
Net Realized and Unrealized Gain (Loss) ............................. 435,831,592 17,089,327
Net Increase (Decrease) in Net Assets Resulting from Operations. .......... $ 505,082,806 $ 18,886,637

DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional
Emerging Core
Equity Market ETF
Dimensional
Emerging Markets
High Profitability
ETF
Investment Income:
Interest ........................................................... $ 435,698 $ 13,501
Dividends (Net of Foreign Taxes Withheld of $9,042,977 and $375,309,
respectively) ..................................................... 69,260,164 3,490,096
Dividend Income from Affiliated Investments ............................. 2,452,225 131,001
Income from Securities Lending, Net ................................... 7,102,583 158,049
Total Investment Income ......................................... 79,250,670 3,792,647
Expenses:
Investment Management Fees (Note D) ................................. 12,808,491 588,406
Administration and Accounting ........................................ — 42,327
Custodian ......................................................... — 23,741
Filing Fees ........................................................ — 4,436
Trustees’ Fees & Expenses .......................................... — 844
CCO Fees ........................................................ — 49
Shareholders' Reports ............................................... — 44,418
Professional Fees .................................................. — 42,528
Other Expenses .................................................... 17,324 7,691
Total Expenses ................................................. 12,825,815 754,440
Fees Waived, Expenses Reimbursed by Advisor (Note D) .................. — (64,428)
Net Expenses ..................................................... 12,825,815 690,012
Net Investment Income (Loss) ....................................... 66,424,855 3,102,635
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ............ (110,585,255)
1
(7,096,538)
1
Futures ......................................................... (1,265,967) (27,336)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ................. 1,206,958,714
2
69,986,302
2
Futures ......................................................... (196,872) —
Net Realized and Unrealized Gain (Loss) ............................. 1,094,910,620 62,862,428
Net Increase (Decrease) in Net Assets Resulting from Operations. .......... $ 1,161,335,475 $ 65,965,063
1
Net of foreign capital gain taxes withheld of:
.......................................
$ (862,266) $ (14)
2
Including foreign capital gain taxes of:
.............................................
$ 5,883,470 $ 98,869

DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional
Emerging Markets
Value ETF
Dimensional
Emerging Markets
Core Equity 2 ETF
Investment Income:
Interest ........................................................... $ 119,782 $ 605,367
Dividends (Net of Foreign Taxes Withheld of $1,692,268 and $8,509,068,
respectively) ..................................................... 13,993,570 66,188,882
Dividend Income from Affiliated Investments ............................. 345,816 2,231,898
Income from Securities Lending, Net ................................... 1,311,232 9,870,986
Total Investment Income ......................................... 15,770,400 78,897,133
Expenses:
Investment Management Fees (Note D) ................................. 2,688,309 12,228,698
Administration and Accounting ........................................ 38,764 174,449
Custodian ......................................................... 336,038 1,422,507
Filing Fees ........................................................ 21,253 131,629
Trustees’ Fees & Expenses .......................................... 4,390 23,385
CCO Fees ........................................................ 288 1,445
Shareholders' Reports ............................................... 24,834 144,794
Previously Waived Fees Recovered by Advisor (Note D) .................... — 36,641
Other Expenses .................................................... 131,018 292,561
Total Expenses ................................................. 3,244,894 14,456,109
Fees Waived, Expenses Reimbursed by Advisor (Note D) .................. (199,747) —
Net Expenses ..................................................... 3,045,147 14,456,109
Net Investment Income (Loss) ....................................... 12,725,253 64,441,024
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ............ (6,425,622)
1
(39,701,145)
1
In-Kind Transactions .............................................. 25,436,890 —
Futures ......................................................... (1,040,930) (1,586,672)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ................. 227,215,492
2
1,139,486,832
2
Net Realized and Unrealized Gain (Loss) ............................. 245,185,830 1,098,199,015
Net Increase (Decrease) in Net Assets Resulting from Operations. .......... $ 257,911,083 $ 1,162,640,039
1
Net of foreign capital gain taxes withheld of:
.......................................
$ (70,771) $ (25,502)
2
Including foreign capital gain taxes of:
.............................................
$ (268,042) $ 4,494,251

DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional
Emerging Markets
ex China Core
Equity ETF
Dimensional World
Equity ETF
Investment Income:
Interest ........................................................... $ 560 $ 16,574
Dividends (Net of Foreign Taxes Withheld of $372,096 and $—, respectively) ... 2,832,640 —
Dividend Income from Affiliated Investments ............................. 131,223 6,476,781
Income from Securities Lending, Net ................................... 129,399 35,986
Total Investment Income ......................................... 3,093,822 6,529,341
Expenses:
Investment Management Fees (Note D) ................................. 424,921 107,339
Administration and Accounting ........................................ 13,584 30,485
Custodian ......................................................... 59,621 4,053
Filing Fees ........................................................ 12,994 32,748
Trustees’ Fees & Expenses .......................................... — 4,002
CCO Fees ........................................................ — 250
Shareholders' Reports ............................................... 8,418 24,499
Deferred Offering Fees .............................................. 2,434 —
Professional Fees .................................................. 51,076 1,945
Other Expenses .................................................... 83,492 24,295
Total Expenses ................................................. 656,540 229,616
Fees Waived, Expenses Reimbursed by Advisor (Note D) .................. (102,172) —
Fees Paid Indirectly (Note D) ......................................... (14,788) —
Net Expenses ..................................................... 539,580 229,616
Net Investment Income (Loss) ....................................... 2,554,242 6,299,725
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ............ (4,542,599)
1
—
Futures ......................................................... (46,767) —
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ................. 59,400,318
2
—
Affiliated Investment Companies Shares ............................... — 109,657,803
Net Realized and Unrealized Gain (Loss) ............................. 54,810,952 109,657,803
Net Increase (Decrease) in Net Assets Resulting from Operations. .......... $ 57,365,194 $ 115,957,528
1
Net of foreign capital gain taxes withheld of:
.......................................
$ (495) $ —
2
Including foreign capital gain taxes of:
.............................................
$ 113,171 $ —

DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional Global
Real Estate ETF
Investment Income:
Interest ........................................................................... $ 218,520
Dividends (Net of Foreign Taxes Withheld of $2,101,886) ................................... 63,567,467
Dividend Income from Affiliated Investments ............................................. 1,727,521
Income from Securities Lending, Net ................................................... 265,700
Total Investment Income ......................................................... 65,779,208
Expenses:
Investment Management Fees (Note D) ................................................. 2,951,196
Administration and Accounting ........................................................ 76,849
Custodian ......................................................................... 39,756
Filing Fees ........................................................................ 42,807
Trustees’ Fees & Expenses .......................................................... 10,602
CCO Fees ........................................................................ 710
Shareholders' Reports ............................................................... 58,537
Previously Waived Fees Recovered by Advisor (Note D) .................................... 6,646
Other Expenses .................................................................... 80,520
Total Expenses ................................................................. 3,267,623
Net Investment Income (Loss) ....................................................... 62,511,585
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ............................ (4,269,573)
1
Futures ......................................................................... (336,573)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ................................. 253,823,859
2
Net Realized and Unrealized Gain (Loss) ............................................. 249,217,713
Net Increase (Decrease) in Net Assets Resulting from Operations. .......................... $ 311,729,298
1
Net of foreign capital gain taxes withheld of:
............................................................
$ 154
2
Including foreign capital gain taxes of:
..................................................................
$ 20,039

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
See accompanying Notes to Financial Statements.
Dimensional International Core Equity
Market ETF
Dimensional International Core Equity 2
ETF
Six months
ended
April 30, 2026
Year ended
October 31, 2025
Six months
ended
April 30, 2026
Year ended
October 31, 2025
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ..... $ 185,794,011 $ 266,707,975 $ 165,239,312 $ 253,213,066
Net Realized Gain (Loss) from:
Investment Securities Sold and
Foreign Currency Transactions . (88,603,413) (81,425,937) (67,235,727) (146,234,804)
In-Kind Transactions ........... — — 38,841,113 —
Futures ...................... 107,719 3,965,918 (1,588,863) 1,519,058
Change in Unrealized Appreciation
(Depreciation) on:
Investment Securities and Foreign
Currency Translations ........ 1,492,304,550 2,002,444,077 1,509,060,685 2,056,633,448
Futures ...................... (266,465) 340,834 6,246,416 —
Change in Net Assets Resulting
from Operations ........... 1,589,336,402 2,192,032,867 1,650,562,936 2,165,130,768
Distributions:
Total Distributions ............... (122,888,347) (262,770,552) (107,649,542) (255,235,379)
Change in Net Assets Resulting
from Distributions .......... (122,888,347) (262,770,552) (107,649,542) (255,235,379)
Capital Share Transactions:
Shares Issued .................. 2,432,313,305 2,924,101,079 1,131,712,351 2,169,465,053
Cost of Shares Redeemed ........ — — (46,937,624) —
Change in Net Assets
Resulting from Capital Share
Transactions .............. 2,432,313,305 2,924,101,079 1,084,774,727 2,169,465,053
Change in Net Assets ........ 3,898,761,360 4,853,363,394 2,627,688,121 4,079,360,442
Net Assets:
Beginning of Period .............. 11,966,991,527 7,113,627,133 11,019,064,293 6,939,703,851
End of Period ................... $ 15,865,752,887 $ 11,966,990,527 $ 13,646,752,414 $ 11,019,064,293
Share Transactions:
Issued ........................ 60,700,000 90,800,000 32,200,000 74,600,000
Redeemed ..................... — — (1,300,000) —
Change in Shares ............ 60,700,000 90,800,000 30,900,000 74,600,000

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
See accompanying Notes to Financial Statements.
Dimensional International Small Cap
Value ETF Dimensional International Small Cap ETF
Six months
ended
April 30, 2026
Year ended
October 31, 2025
Six months
ended
April 30, 2026
Year ended
October 31, 2025
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ..... $ 55,815,904 $ 100,454,597 $ 56,240,187 $ 79,487,620
Net Realized Gain (Loss) from:
Investment Securities Sold and
Foreign Currency Transactions . 675,763 (25,490,699) (54,664,199) (70,701,990)
In-Kind Transactions ........... 228,090,506 326,194,202 115,482,935 271,823,041
Futures ...................... 1,320,082 4,581,572 (784,187) 4,069,220
Change in Unrealized Appreciation
(Depreciation) on:
Investment Securities and Foreign
Currency Translations ........ 346,791,986 464,498,098 513,672,621 433,474,312
Futures ...................... 108,226 — 855,629 82,918
Change in Net Assets Resulting
from Operations ........... 632,802,467 870,237,770 630,802,986 718,235,121
Distributions:
Total Distributions ............... (27,759,398) (89,285,182) (26,641,477) (73,770,274)
Change in Net Assets Resulting
from Distributions .......... (27,759,398) (89,285,182) (26,641,477) (73,770,274)
Capital Share Transactions:
Shares Issued .................. 744,256,392 1,452,296,360 886,437,906 2,332,803,648
Cost of Shares Redeemed ........ (394,169,111) (681,052,576) (217,392,843) (720,323,697)
Change in Net Assets
Resulting from Capital Share
Transactions .............. 350,087,281 771,243,784 669,045,063 1,612,479,951
Change in Net Assets ........ 955,130,350 1,552,196,372 1,273,206,572 2,256,944,798
Net Assets:
Beginning of Period .............. 3,685,524,345 2,133,327,973 4,346,459,737 2,089,514,939
End of Period ................... $ 4,640,654,695 $ 3,685,524,345 $ 5,619,666,309 $ 4,346,459,737
Share Transactions:
Issued ........................ 19,050,000 47,300,000 26,500,000 81,700,000
Redeemed ..................... (10,100,000) (21,800,000) (6,600,000) (26,100,000)
Change in Shares ............ 8,950,000 25,500,000 19,900,000 55,600,000

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
See accompanying Notes to Financial Statements.
Dimensional International High
Profitability ETF
Dimensional International Vector Equity
ETF
Six months
ended
April 30, 2026
Year ended
October 31, 2025
Six months
ended
April 30, 2026
Year ended
October 31, 2025
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ..... $ 69,251,214 $ 93,241,708 $ 1,797,310 $ 2,458,012
Net Realized Gain (Loss) from:
Investment Securities Sold and
Foreign Currency Transactions . (87,998,619) (71,243,791) (1,753,309) (1,042,921)
In-Kind Transactions ........... 59,563,485 171,740,915 3,694,252 —
Futures ...................... (384,953) 4,091,781 (29,858) 58,432
Change in Unrealized Appreciation
(Depreciation) on:
Investment Securities and Foreign
Currency Translations ........ 463,443,207 515,734,008 15,120,722 19,666,529
Futures ...................... 1,208,472 — 57,520 —
Change in Net Assets Resulting
from Operations ........... 505,082,806 713,564,621 18,886,637 21,140,052
Distributions:
Total Distributions ............... (41,028,012) (89,735,258) (1,251,150) (2,230,003)
Change in Net Assets Resulting
from Distributions .......... (41,028,012) (89,735,258) (1,251,150) (2,230,003)
Capital Share Transactions:
Shares Issued .................. 759,732,226 1,766,764,772 17,040,062 53,527,439
Cost of Shares Redeemed ........ (169,851,100) (440,803,163) (8,467,658) —
Change in Net Assets
Resulting from Capital Share
Transactions .............. 589,881,126 1,325,961,609 8,572,404 53,527,439
Change in Net Assets ........ 1,053,935,920 1,949,790,972 26,207,891 72,437,488
Net Assets:
Beginning of Period .............. 4,725,476,959 2,775,685,987 117,065,182 44,627,694
End of Period ................... $ 5,779,412,879 $ 4,725,476,959 $ 143,273,073 $ 117,065,182
Share Transactions:
Issued ........................ 23,450,000 63,100,000 250,000 1,000,000
Redeemed ..................... (5,300,000) (15,500,000) (125,000) —
Change in Shares ............ 18,150,000 47,600,000 125,000 1,000,000

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
See accompanying Notes to Financial Statements.
Dimensional Emerging Core Equity
Market ETF
Dimensional Emerging Markets High
Profitability ETF
Six months
ended
April 30, 2026
Year ended
October 31, 2025
Six months
ended
April 30, 2026
Year ended
October 31, 2025
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ..... $ 66,424,855 $ 130,638,091 $ 3,102,635 $ 5,442,771
Net Realized Gain (Loss) from:
Investment Securities Sold and
Foreign Currency Transactions . (110,585,255) (105,885,230) (7,096,538) (3,595,922)
In-Kind Transactions ........... — — — 1,406,921
Futures ...................... (1,265,967) 1,145,562 (27,336) 72,622
Change in Unrealized Appreciation
(Depreciation) on:
Investment Securities and Foreign
Currency Translations ........ 1,206,958,714 1,425,042,818 69,986,302 60,695,201
Futures ...................... (196,872) 196,872 — —
Change in Net Assets Resulting
from Operations ........... 1,161,335,475 1,451,138,113 65,965,063 64,021,593
Distributions:
Total Distributions ............... (58,604,400) (136,710,498) (1,356,790) (5,498,530)
Change in Net Assets Resulting
from Distributions .......... (58,604,400) (136,710,498) (1,356,790) (5,498,530)
Capital Share Transactions:
Shares Issued .................. 575,345,681 1,049,805,915 29,044,918 44,840,273
Cost of Shares Redeemed ........ — — — (7,019,662)
Change in Net Assets
Resulting from Capital Share
Transactions .............. 575,345,681 1,049,805,915 29,044,918 37,820,611
Change in Net Assets ........ 1,678,076,756 2,364,233,530 93,653,191 96,343,674
Net Assets:
Beginning of Period .............. 7,182,364,433 4,818,130,903 302,714,796 206,371,122
End of Period ................... $ 8,860,441,189 $ 7,182,364,443 $ 396,367,987 $ 302,714,796
Share Transactions:
Issued ........................ 17,000,000 38,200,000 850,000 1,700,000
Redeemed ..................... — — — (250,000)
Change in Shares ............ 17,000,000 38,200,000 850,000 1,450,000

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
See accompanying Notes to Financial Statements.
Dimensional Emerging Markets Value
ETF
Dimensional Emerging Markets Core
Equity 2 ETF
Six months
ended
April 30, 2026
Year ended
October 31, 2025
Six months
ended
April 30, 2026
Year ended
October 31, 2025
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ..... $ 12,725,253 $ 29,567,859 $ 64,441,024 $ 127,570,062
Net Realized Gain (Loss) from:
Investment Securities Sold and
Foreign Currency Transactions . (6,425,622) (17,293,968) (39,701,145) (137,169,770)
In-Kind Transactions ........... 25,436,890 32,981,281 — —
Futures ...................... (1,040,930) 1,051,528 (1,586,672) 1,128,523
Change in Unrealized Appreciation
(Depreciation) on:
Investment Securities and Foreign
Currency Translations ........ 227,215,492 198,802,791 1,139,486,832 1,271,477,464
Change in Net Assets Resulting
from Operations ........... 257,911,083 245,109,491 1,162,640,039 1,263,006,279
Distributions:
Total Distributions ............... (8,746,230) (31,850,060) (52,684,995) (137,570,434)
Change in Net Assets Resulting
from Distributions .......... (8,746,230) (31,850,060) (52,684,995) (137,570,434)
Capital Share Transactions:
Shares Issued .................. 360,507,141 348,517,291 810,022,912 1,154,272,627
Cost of Shares Redeemed ........ (39,854,389) (103,913,716) — —
Change in Net Assets
Resulting from Capital Share
Transactions .............. 320,652,752 244,603,575 810,022,912 1,154,272,627
Change in Net Assets ........ 569,817,605 457,863,006 1,919,977,956 2,279,708,472
Net Assets:
Beginning of Period .............. 1,234,665,565 776,802,559 6,622,104,925 4,342,396,453
End of Period ................... $ 1,804,483,170 $ 1,234,665,565 $ 8,542,082,881 $ 6,622,104,925
Share Transactions:
Issued ........................ 9,900,000 12,600,000 23,800,000 40,600,000
Redeemed ..................... (1,100,000) (3,800,000) — —
Change in Shares ............ 8,800,000 8,800,000 23,800,000 40,600,000

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
See accompanying Notes to Financial Statements.
Dimensional Emerging Markets ex China
Core Equity ETF Dimensional World Equity ETF
Six months
ended
April 30, 2026
For the period
November 13, 2024
Ʊ
through
October 31, 2025
Six months
ended
April 30, 2026
Year ended
October 31, 2025
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ..... $ 2,554,242 $ 3,755,843 $ 6,299,725 $ 11,076,229
Net Realized Gain (Loss) from:
Investment Securities Sold and
Foreign Currency Transactions . (4,542,599) (2,137,073) — —
In-Kind Transactions in Affiliated
Investment Companies Sold ... — — — 3,726,278
Futures ...................... (46,767) 94,186 — —
Change in Unrealized Appreciation
(Depreciation) on:
Investment Securities and Foreign
Currency Translations ........ 59,400,318 40,095,702 — —
Affiliated Investment Companies
Shares .................... — — 109,657,803 115,941,544
Change in Net Assets Resulting
from Operations ........... 57,365,194 41,808,658 115,957,528 130,744,051
Distributions:
Total Distributions ............... (1,606,511) (3,406,007) (6,274,764) (11,103,736)
Change in Net Assets Resulting
from Distributions .......... (1,606,511) (3,406,007) (6,274,764) (11,103,736)
Capital Share Transactions:
Shares Issued .................. 6,262,908 199,604,188 274,446,623 314,636,980
Cost of Shares Redeemed ........ — — — (15,932,752)
Change in Net Assets
Resulting from Capital Share
Transactions .............. 6,262,908 199,604,188 274,446,623 298,704,228
Change in Net Assets ........ 62,021,591 238,006,839 384,129,387 418,344,543
Net Assets:
Beginning of Period .............. 238,006,839 — 926,307,136 507,962,593
End of Period ................... $ 300,028,430 $ 238,006,839 $ 1,310,436,523 $ 926,307,136
Share Transactions:
Issued ........................ 100,000 4,000,000 3,615,000 4,850,000
Redeemed ..................... — — — (255,000)
Change in Shares ............ 100,000 4,000,000 3,615,000 4,595,000

DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
See accompanying Notes to Financial Statements.
Dimensional Global Real Estate ETF
Six months
ended
April 30, 2026
Year ended
October 31, 2025
(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ........................................ $ 62,511,585 $ 80,572,920
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ............ (4,269,573) (8,767,232)
In-Kind Transactions .............................................. — 2,078,431
Futures ......................................................... (336,573) 550,280
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ................. 253,823,859 (29,406,842)
Change in Net Assets Resulting from Operations ...................... 311,729,298 45,027,557
Distributions:
Total Distributions .................................................. (81,829,261) (84,034,331)
Change in Net Assets Resulting from Distributions ..................... (81,829,261) (84,034,331)
Capital Share Transactions:
Shares Issued ..................................................... 449,612,013 789,371,946
Cost of Shares Redeemed ........................................... — (8,074,755)
Change in Net Assets Resulting from Capital Share Transactions ......... 449,612,013 781,297,191
Change in Net Assets ........................................... 679,512,050 742,290,417
Net Assets:
Beginning of Period ................................................. 2,835,723,031 2,093,432,614
End of Period ...................................................... $ 3,515,235,081 $ 2,835,723,031
Share Transactions:
Issued ........................................................... 16,550,000 29,600,000
Redeemed ........................................................ — (300,000)
Change in Shares ............................................... 16,550,000 29,300,000

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
476
See accompanying Notes to Financial Statements.
Dimensional International Core Equity Market ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Period
November 17,
2020 Ʊ
through
October 31, 2021
(Unaudited)
Net Asset Value, Beginning of Period ....
$ 36.63 $ 30.16 $ 25.07 $ 22.83 $ 29.75 $ 25.07
Income From Investment Operations (a)
Net Investment Income (Loss) .....
0.53 0.93 0.84 0.80 0.83 0.77
Net Gains (Losses) on Securities
(Realized and Unrealized) ....
4.14 6.45 4.99 2.16 (7.02) 4.36
Total from Investment
Operations ..........
4.67 7.38 5.83 2.96 (6.19) 5.13
Less Distributions:
Net Investment Income ..........
(0.35) (0.91) (0.74) (0.72) (0.73) (0.45)
Total Distributions ..........
(0.35) (0.91) (0.74) (0.72) (0.73) (0.45)
Net Asset Value, End of Period .........
$ 40.95 $ 36.63 $ 30.16 $ 25.07 $ 22.83 $ 29.75
Total Return at NAV (b)(c) ............
12.86% 24.86% 23.31% 12.84% (21.04)% 20.54%
Net Assets, End of Year (thousands) .....
$ 15,865,753 $ 11,966,992 $ 7,113,627 $ 3,986,341 $ 2,257,417 $ 767,440
Ratio of Expenses to Average Net Assets (d)
0.18% 0.18% 0.18% 0.18% 0.18% 0.18%
Ratio of Expenses to Average Net Assets
(Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees
Paid Indirectly) (d) ..............
0.18% 0.18% 0.18% 0.18% 0.18% 0.18%
Ratio of Net Investment Income to Average
Net Assets (d) ................
2.71% 2.83% 2.83% 2.99% 3.24% 2.78%
Portfolio Turnover Rate (c)(e) .........
3% 7% 5% 7% 5% 4%
See page 2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
477
See accompanying Notes to Financial Statements.
Dimensional International Core Equity 2 ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
March 23, 2022
Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period ..................
$ 32.94 $ 26.70 $ 22.37 $ 20.30 $ 24.95
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
0.47 0.85 0.78 0.74 0.38
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
4.25 6.24 4.24 1.94 (4.82)
Total from Investment Operations .............
4.72 7.09 5.02 2.68 (4.44)
Less Distributions:
Net Investment Income ........................
(0.31) (0.85) (0.69) (0.61) (0.21)
Total Distributions ........................
(0.31) (0.85) (0.69) (0.61) (0.21)
Net Asset Value, End of Period .......................
$ 37.35 $ 32.94 $ 26.70 $ 22.37 $ 20.30
Total Return at NAV (b)(c) ..........................
14.40% 26.97% 22.56% 13.07% (17.83)%
Net Assets, End of Year (thousands) ...................
$ 13,646,752 $ 11,019,064 $ 6,939,704 $ 4,079,884 $ 1,414,936
Ratio of Expenses to Average Net Assets (d) .............
0.22% 0.22% 0.23% 0.23% 0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) ...
0.22% 0.22% 0.23% 0.24% 0.23%
Ratio of Net Investment Income to Average Net Assets (d) ....
2.67% 2.90% 2.96% 3.13% 2.95%
Portfolio Turnover Rate (c)(e) .......................
2% 6% 11% 8% 5%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
478
See accompanying Notes to Financial Statements.
Dimensional International Small Cap Value ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
March 23, 2022
Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period ..................
$ 35.59 $ 27.33 $ 22.82 $ 19.67 $ 24.94
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
0.51 1.10 0.86 0.80 0.36
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
5.41 8.10 4.40 2.99 (5.47)
Total from Investment Operations .............
5.92 9.20 5.26 3.79 (5.11)
Less Distributions:
Net Investment Income ........................
(0.26) (0.94) (0.75) (0.64) (0.16)
Total Distributions ........................
(0.26) (0.94) (0.75) (0.64) (0.16)
Net Asset Value, End of Period .......................
$ 41.25 $ 35.59 $ 27.33 $ 22.82 $ 19.67
Total Return at NAV (b)(c) ..........................
16.71% 34.14% 23.15% 19.26% (20.54)%
Net Assets, End of Year (thousands) ...................
$ 4,640,655 $ 3,685,524 $ 2,133,328 $ 1,281,622 $ 472,079
Ratio of Expenses to Average Net Assets (d) .............
0.42% 0.41% 0.42% 0.42% 0.42%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) ...
0.42% 0.42% 0.43% 0.43% 0.44%
Ratio of Net Investment Income to Average Net Assets (d) ....
2.64% 3.54% 3.20% 3.39% 2.86%
Portfolio Turnover Rate (c)(e) .......................
2% 8% 14% 13% 3%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
479
See accompanying Notes to Financial Statements.
Dimensional International Small Cap ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
March 23, 2022
Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period ..................
$ 31.50 $ 25.36 $ 20.85 $ 19.47 $ 25.00
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
0.38 0.77 0.70 0.61 0.28
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
3.89 6.12 4.34 1.27 (f) (5.65)
Total from Investment Operations .............
4.27 6.89 5.04 1.88 (5.37)
Less Distributions:
Net Investment Income ........................
(0.18) (0.75) (0.53) (0.50) (0.16)
Total Distributions ........................
(0.18) (0.75) (0.53) (0.50) (0.16)
Net Asset Value, End of Period .......................
$ 35.59 $ 31.50 $ 25.36 $ 20.85 $ 19.47
Total Return at NAV (b)(c) ..........................
13.64% 27.51% 24.29% 9.47% (21.51)%
Net Assets, End of Year (thousands) ...................
$ 5,619,666 $ 4,346,460 $ 2,089,515 $ 717,154 $ 323,183
Ratio of Expenses to Average Net Assets (d) .............
0.38% 0.38% 0.39% 0.39% 0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) ...
0.38% 0.39% 0.40% 0.40% 0.42%
Ratio of Net Investment Income to Average Net Assets (d) ....
2.25% 2.73% 2.82% 2.73% 2.27%
Portfolio Turnover Rate (c)(e) .......................
4% 9% 17% 10% 4%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
480
See accompanying Notes to Financial Statements.
Dimensional International High Profitability ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
March 23, 2022
Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period ..................
$ 30.70 $ 26.11 $ 22.42 $ 20.17 $ 24.97
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
0.43 0.70 0.66 0.64 0.41
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
2.71 4.55 3.59 2.15 (4.94)
Total from Investment Operations .............
3.14 5.25 4.25 2.79 (4.53)
Less Distributions:
Net Investment Income ........................
(0.25) (0.66) (0.56) (0.54) (0.27)
Total Distributions ........................
(0.25) (0.66) (0.56) (0.54) (0.27)
Net Asset Value, End of Period .......................
$ 33.59 $ 30.70 $ 26.11 $ 22.42 $ 20.17
Total Return at NAV (b)(c) ..........................
10.27% 20.35% 18.97% 13.74% (18.18)%
Net Assets, End of Year (thousands) ...................
$ 5,779,413 $ 4,725,477 $ 2,775,686 $ 1,360,848 $ 458,811
Ratio of Expenses to Average Net Assets (d) .............
0.28% 0.27% 0.28% 0.29% 0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) ...
0.28% 0.27% 0.28% 0.29% 0.29%
Ratio of Net Investment Income to Average Net Assets (d) ....
2.64% 2.50% 2.49% 2.72% 3.16%
Portfolio Turnover Rate (c)(e) .......................
4% 8% 17% 13% 2%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
481
See accompanying Notes to Financial Statements.
Dimensional International Vector Equity ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Period
September 10,
2024 Ʊ
through
October 31, 2024
(Unaudited)
Net Asset Value, Beginning of Period ..............................................
$ 61.61 $ 49.59 $ 49.79
Income From Investment Operations (a)
Net Investment Income (Loss) ...............................................
0.91 1.66 0.19
Net Gains (Losses) on Securities (Realized and Unrealized) ..........................
8.87 11.80 (0.39)
Total from Investment Operations .........................................
9.78 13.46 (0.20)
Less Distributions:
Net Investment Income ....................................................
(0.64) (1.44) —
Total Distributions ....................................................
(0.64) (1.44) —
Net Asset Value, End of Period ...................................................
$ 70.75 $ 61.61 $ 49.59
Total Return at NAV (b)(c) ......................................................
15.98% 27.53% (0.40)%
Net Assets, End of Year (thousands) ...............................................
$ 143,273 $ 117,065 $ 44,628
Ratio of Expenses to Average Net Assets (d) .........................................
0.30% 0.30% 0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously
Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (d) .....................
0.44% 0.54% 0.61%
Ratio of Net Investment Income to Average Net Assets (d) ................................
2.73% 2.99% 2.76%
Portfolio Turnover Rate (c)(e) ...................................................
5% 8% —%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
482
See accompanying Notes to Financial Statements.
Dimensional Emerging Core Equity Market ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Year
ended
October 31, 2022
Period
December 1,
2020 Ʊ
through
October 31, 2021
(Unaudited)
Net Asset Value, Beginning of Period ....
$ 32.60 $ 26.46 $ 21.65 $ 19.68 $ 27.48 $ 25.41
Income From Investment Operations (a)
Net Investment Income (Loss) .....
0.29 0.64 0.62 0.70 0.81 0.62
Net Gains (Losses) on Securities
(Realized and Unrealized) ....
4.71 6.16 4.73 1.92 (8.00) 1.75
Total from Investment
Operations ..........
5.00 6.80 5.35 2.62 (7.19) 2.37
Less Distributions:
Net Investment Income ..........
(0.26) (0.66) (0.54) (0.65) (0.61) (0.30)
Total Distributions ..........
(0.26) (0.66) (0.54) (0.65) (0.61) (0.30)
Net Asset Value, End of Period .........
$ 37.34 $ 32.60 $ 26.46 $ 21.65 $ 19.68 $ 27.48
Total Return at NAV (b)(c) ............
15.46% 26.10% 24.86% 13.18% (26.50)% 9.33%
Net Assets, End of Year (thousands) .....
$ 8,860,441 $ 7,182,365 $ 4,818,131 $ 2,885,647 $ 1,548,815 $ 395,729
Ratio of Expenses to Average Net Assets (d)
0.33% 0.35% 0.35% 0.35% 0.35% 0.35%
Ratio of Expenses to Average Net Assets
(Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees
Paid Indirectly) (d) ..............
0.33% 0.35% 0.35% 0.35% 0.35% 0.35%
Ratio of Net Investment Income to Average
Net Assets (d) ................
1.70% 2.32% 2.47% 3.05% 3.43% 2.40%
Portfolio Turnover Rate (c)(e) .........
3% 6% 7% 5% 6% 4%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
483
See accompanying Notes to Financial Statements.
Dimensional Emerging Markets High Profitability ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
April 26, 2022 Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period ..................
$ 31.86 $ 25.64 $ 21.89 $ 19.73 $ 25.03
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
0.31 0.61 0.62 0.85 0.44
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
6.27 6.20 3.71 2.08 (5.55)
Total from Investment Operations .............
6.58 6.81 4.33 2.93 (5.11)
Less Distributions:
Net Investment Income ........................
(0.14) (0.59) (0.58) (0.77) (0.19)
Total Distributions ........................
(0.14) (0.59) (0.58) (0.77) (0.19)
Net Asset Value, End of Period .......................
$ 38.30 $ 31.86 $ 25.64 $ 21.89 $ 19.73
Total Return at NAV (b)(c) ..........................
20.70% 26.96% 19.86% 14.69% (20.53)%
Net Assets, End of Year (thousands) ...................
$ 396,368 $ 302,715 $ 206,371 $ 159,768 $ 71,014
Ratio of Expenses to Average Net Assets (d) .............
0.41% 0.41% 0.41% 0.40% 0.41%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) ...
0.45% 0.44% 0.44% 0.46% 0.65%
Ratio of Net Investment Income to Average Net Assets (d) ....
1.84% 2.24% 2.50% 3.67% 3.90%
Portfolio Turnover Rate (c)(e) .......................
5% 14% 37% 18% —%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
484
See accompanying Notes to Financial Statements.
Dimensional Emerging Markets Value ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
April 26, 2022 Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period ..................
$ 33.28 $ 27.45 $ 22.58 $ 20.41 $ 25.04
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
0.32 0.87 0.86 1.07 0.83
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
5.94 5.89 4.77 2.03 (4.91)
Total from Investment Operations .............
6.26 6.76 5.63 3.10 (4.08)
Less Distributions:
Net Investment Income ........................
(0.23) (0.93) (0.76) (0.93) (0.55)
Total Distributions ........................
(0.23) (0.93) (0.76) (0.93) (0.55)
Net Asset Value, End of Period .......................
$ 39.31 $ 33.28 $ 27.45 $ 22.58 $ 20.41
Total Return at NAV (b)(c) ..........................
18.95% 25.13% 25.09% 15.07% (16.51)%
Net Assets, End of Year (thousands) ...................
$ 1,804,483 $ 1,234,666 $ 776,803 $ 442,624 $ 169,367
Ratio of Expenses to Average Net Assets (d) .............
0.43% 0.43% 0.43% 0.42% 0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) ...
0.46% 0.46% 0.47% 0.46% 0.47%
Ratio of Net Investment Income to Average Net Assets (d) ....
1.80% 3.04% 3.27% 4.52% 7.12%
Portfolio Turnover Rate (c)(e) .......................
2% 14% 23% 18% 2%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
485
See accompanying Notes to Financial Statements.
Dimensional Emerging Markets Core Equity 2 ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Year
ended
October 31, 2023
Period
April 26, 2022 Ʊ
through
October 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period ..................
$ 33.03 $ 27.16 $ 22.38 $ 20.13 $ 25.04
Income From Investment Operations (a)
Net Investment Income (Loss) ...................
0.30 0.70 0.68 0.76 0.49
Net Gains (Losses) on Securities (Realized and
Unrealized) ............................
5.00 5.91 4.70 2.11 (5.10)
Total from Investment Operations .............
5.30 6.61 5.38 2.87 (4.61)
Less Distributions:
Net Investment Income ........................
(0.25) (0.74) (0.60) (0.62) (0.30)
Total Distributions ........................
(0.25) (0.74) (0.60) (0.62) (0.30)
Net Asset Value, End of Period .......................
$ 38.08 $ 33.03 $ 27.16 $ 22.38 $ 20.13
Total Return at NAV (b)(c) ..........................
16.19% 24.74% 24.19% 14.13% (18.54)%
Net Assets, End of Year (thousands) ...................
$ 8,542,083 $ 6,622,105 $ 4,342,396 $ 2,360,737 $ 666,384
Ratio of Expenses to Average Net Assets (d) .............
0.39% 0.39% 0.39% 0.38% 0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) ...
0.39% 0.39% 0.40% 0.40% 0.38%
Ratio of Net Investment Income to Average Net Assets (d) ....
1.74% 2.47% 2.62% 3.22% 4.22%
Portfolio Turnover Rate (c)(e) .......................
1% 9% 13% 14% 4%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
486
See accompanying Notes to Financial Statements.
Dimensional Emerging
Markets ex China Core Equity
ETF
Six months
ended
April 30, 2026
Period
November 13,
2024 Ʊ
through
October 31, 2025
(Unaudited)
Net Asset Value, Beginning of Period ............................................................
$ 59.50 $ 49.41
Income From Investment Operations (a)
Net Investment Income (Loss) .............................................................
0.63 1.25
Net Gains (Losses) on Securities (Realized and Unrealized) ........................................
13.45 9.83
Total from Investment Operations .......................................................
14.08 11.08
Less Distributions:
Net Investment Income ..................................................................
(0.40) (0.99)
Total Distributions ..................................................................
(0.40) (0.99)
Net Asset Value, End of Period .................................................................
$ 73.18 $ 59.50
Total Return at NAV (b)(c) ....................................................................
23.80% 22.65%
Net Assets, End of Year (thousands) .............................................................
$ 300,028 $ 238,007
Ratio of Expenses to Average Net Assets (d) .......................................................
0.43% 0.42%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees
Recovered by Advisor and/or Fees Paid Indirectly) (d) .............................................
0.51% 0.56%
Ratio of Net Investment Income to Average Net Assets (d) ..............................................
1.98% 2.47%
Portfolio Turnover Rate (c)(e) .................................................................
4% 5%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
487
See accompanying Notes to Financial Statements.
Dimensional World Equity ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Period
September 26,
2023 Ʊ
through
October 31, 2023
(Unaudited)
Net Asset Value, Beginning of Period ................................
$ 72.62 $ 62.25 $ 47.89 $ 49.31
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
0.44 1.04 0.91 —
Net Gains (Losses) on Securities (Realized and Unrealized) ............
7.44 10.37 14.30 (1.42)
Total from Investment Operations ...........................
7.88 11.41 15.21 (1.42)
Less Distributions:
Net Investment Income ......................................
(0.45) (1.04) (0.85) —
Total Distributions ......................................
(0.45) (1.04) (0.85) —
Net Asset Value, End of Period .....................................
$ 80.05 $ 72.62 $ 62.25 $ 47.89
Total Return at NAV (b)(c) ........................................
10.90% 18.53% 31.89% (2.87)%
Net Assets, End of Year (thousands) .................................
$ 1,310,437 $ 926,307 $ 507,963 $ 74,230
Ratio of Expenses to Average Net Assets (d)( g )* ........................
0.24% 0.24% 0.25% 0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) ( g ) * ...........................................
0.24% 0.24% 0.27% 0.53%
Ratio of Net Investment Income (Loss) to Average Net Assets (d)* ............
1.17% 1.58% 1.54% (0.06)%
Portfolio Turnover Rate (c)( e ) .....................................
— % — % — % N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Fund indirectly as a result of Fund’s investment in Underlying Funds as follows (d) : ..............................
0.19% 0.19% 0.20% 0.19%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
488
See accompanying Notes to Financial Statements.
Dimensional Global Real Estate ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Period
December 6,
2022 Ʊ
through
October 31, 2023
(Unaudited)
Net Asset Value, Beginning of Period ................................
$ 26.89 $ 27.49 $ 21.62 $ 24.82
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
0.54 0.89 0.85 0.76
Net Gains (Losses) on Securities (Realized and Unrealized) ............
2.11 (0.53) 5.79 (3.43)
Total from Investment Operations ...........................
2.65 0.36 6.64 (2.67)
Less Distributions:
Net Investment Income ......................................
(0.73) (0.96) (0.77) (0.53)
Total Distributions ......................................
(0.73) (0.96) (0.77) (0.53)
Net Asset Value, End of Period .....................................
$ 28.81 $ 26.89 $ 27.49 $ 21.62
Total Return at NAV (b)(c) ........................................
10.14% 1.38% 30.95% (10.94)%
Net Assets, End of Year (thousands) .................................
$ 3,515,235 $ 2,835,723 $ 2,093,433 $ 965,326
Ratio of Expenses to Average Net Assets (d) ...........................
0.21% 0.22% 0.22% 0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) .............................................
0.21% 0.22% 0.23% 0.24%
Ratio of Net Investment Income to Average Net Assets (d) ..................
4.02% 3.35% 3.32% 3.54%
Portfolio Turnover Rate (c)(e) .....................................
1% 2% 5% 9%
See page 2 for the Definitions of Abbreviations and Footnotes.
(a) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

DIMENSIONAL ETF TRUST
Notes to Financial Statements
(Unaudited)
489
A. Organization
The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The
Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the
“1940 Act”). As of April 30, 2026, the Trust is comprised of forty-one operational exchange-traded funds (“ETFs”)
and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following
(individually referred to as a “Fund” or collectively as the “Funds”):
The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies”.
The Board of Trustees of the Trust (the “Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.
The World Equity ETF (the “Fund of Funds”) is a “Fund of Funds” that achieves its investment objective by allocating its assets among other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”). The
World Equity ETF may also invest in affiliated and unaffiliated registered and unregistered money market funds. The
Underlying Funds’ (excluding the Dimensional US Core Equity 1 ETF and the Dimensional U.S. Core Equity 2 ETF)
shareholder reports are included in this report. Copies of the Dimensional US Core Equity 1 ETF and Dimensional
U.S. Core Equity 2 ETF's shareholder reports are available from the EDGAR database on the SEC’s website at
http://www.sec.gov. As of April 30, 2026, the World Equity ETF was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:
Fund Short Name
Dimensional International Core Equity Market ETF International Core ETF
Dimensional International Core Equity 2 ETF International Core Equity 2 ETF
Dimensional International Small Cap Value ETF International Small Cap Value ETF
Dimensional International Small Cap ETF International Small Cap ETF
Dimensional International High Profitability ETF International High Profitability ETF
Dimensional International Vector Equity ETF International Vector Equity ETF
Dimensional Emerging Core Equity Market ETF Emerging Markets Core ETF
Dimensional Emerging Markets High Profitability ETF Emerging Markets High Profitability ETF
Dimensional Emerging Markets Value ETF Emerging Markets Value ETF
Dimensional Emerging Markets Core Equity 2 ETF Emerging Markets Core 2 ETF
Dimensional Emerging Markets ex China Core Equity ETF Emerging Markets ex China Core ETF
Dimensional World Equity ETF World Equity ETF
Dimensional Global Real Estate ETF Global Real Estate ETF
Fund of Funds Underlying Funds
Percentage
Ownerships at
04/30/2026
World Equity ETF Dimensional US Core Equity 1 ETF 8%
Dimensional U.S. Core Equity 2 ETF 2%

B. Significant Accounting Policies
Shares of the International Core ETF, International Vector Equity ETF, Emerging Markets Core ETF, Emerging
Markets High Profitability ETF, Emerging Markets Value ETF, Emerging Markets Core 2 ETF, Emerging Markets
ex China Core ETF, World Equity ETF, and Global Real Estate ETF are listed and traded on the NYSE Arca, Inc.
Shares of the International Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, and
International High Profitability ETF are listed and traded on the Cboe BZX Exchange Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is
either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a
Participant Agreement with the Funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized
Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
1.
Security Valuation
The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by Dimensional Fund
Advisors LP (the “Advisor”), with input from certain third-party pricing services and others, in accordance with Rule
2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale.
Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Fund of Funds Underlying Funds
Percentage
Ownerships at
04/30/2026
World Equity ETF Dimensional International Core Equity 2 ETF 2%
Dimensional Emerging Markets Core 2 ETF 1%
Dimensional Global Real Estate ETF 1%

Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts). Money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.
Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period, they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the hierarchy.
Equity securities (including exchange-traded Underlying Funds and over-the-counter securities) traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange.
Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the hierarchy. The investment in The DFA
Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Funds and affiliated funds, is categorized as Level 2 in the hierarchy.
With respect to the International Core ETF, International Core Equity 2 ETF, International Small Cap Value
ETF, International Small Cap ETF, International High Profitability ETF, International Vector Equity ETF, Emerging
Markets Core ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF, Emerging Markets
Core 2 ETF, Emerging Markets ex China Core ETF, and Global Real Estate ETF (the “International Funds”), the
prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the
U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Funds do not price their shares; therefore the value of securities held by the International Funds may change on days when shareholders will not be able to purchase or redeem shares.
Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the hierarchy.

2.
Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in lieu of cash, if any, is recorded at the fair value of the securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Funds estimate the character of received distributions that may be considered return of capital distributions. Upon notification from issuers, a portion of the dividend income received from real estate investment trusts may be redesignated as a reduction of cost of the related investment and/or realized gain.
The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Emerging Markets Core ETF, Emerging Markets High Profitability
ETF, Emerging Markets Value ETF, Emerging Markets Core Equity 2 ETF, Emerging Markets ex China Core ETF,
and Global Real Estate ETF are subject to tax on short-term and long-term capital gains for investments in India.
Such taxes are accrued on a daily basis and due upon sale of individual securities.
Tax reclaims receivable are recorded based on the Funds’ interpretation of country-specific taxation of accrued dividend and interest income and may be subject to change due to changes in country-specific tax regulations or how the Funds interpret the taxation of dividend income or interest income and the related reclaimable amounts.
3.
Foreign Currency Translations
The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S.
dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in “Change in Unrealized Appreciation
(Depreciation) on Investment Securities and Foreign Currency Translations” on the Statements of Operations. Any
realized gains or losses from these fluctuations are included in “Net Realized Gain (Loss) from Investment Securities
Sold and Foreign Currency Transactions” on the Statements of Operations.
4.
Restricted Securities
A restricted security is a security that cannot be offered for public sale without prior registration under the
Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.
5.
Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.

6.
Deferred Compensation Plan
Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Funds, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio,
U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value
Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio,
DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions
made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’
Fees & Expenses.
Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the
Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
7.
Other
Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.
C. Derivative Instruments
All open derivative positions at period end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type. The Funds’ derivative contracts are not accounted for as hedging instruments under
GAAP.
1.
Forward Currency Contracts
The International Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented on the Statements of Operations as the “Change in Unrealized Appreciation (Depreciation) on Forward Currency Contracts”. When the
contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented on the Statements of Operations as a “Net Realized Gain (Loss) from Forward Currency Contracts”. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
2.
Futures Contracts
Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund.
Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as
“Futures Variation Margin”. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements.
The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 was as follows:
* Average Notional Value of futures contracts
Summary of Derivative Instruments:
The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2026:
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin is reported on the Statements of
Assets and Liabilities.
(1) Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Variation Margin.
Futures *
International Core ETF ............................................................... $ 19,571,953
International Core Equity 2 ETF ........................................................ 28,790,561
International Small Cap Value ETF ..................................................... 13,993,284
International Small Cap ETF .......................................................... 26,838,061
International High Profitability ETF ..................................................... 18,922,379
International Vector Equity ETF ........................................................ 334,319
Emerging Markets Core ETF .......................................................... 12,187,074
Emerging Markets Value ETF ......................................................... 2,056,400
Emerging Markets Core 2 ETF ......................................................... 8,436,282
Emerging Markets ex China Core ETF .................................................. 171,985
Global Real Estate ETF .............................................................. 1,154,579
Asset
Unrealized
Appreciation on
Futures *(1)
Equity Risk Exposure: –
International Core Equity 2 ETF ..................................................... $ 6,246,416
International Small Cap Value ETF .................................................. 108,226
International Small Cap ETF ....................................................... 855,629
International High Profitability ETF .................................................. 1,208,472
International Vector Equity ETF ..................................................... 57,520

The following is a summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
(1) Presented on Statements of Operations as Net Realized Gain (Loss) from: Futures.
(2) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Futures.
Currency Rate Risk Exposure:
The International Funds had limited activity in forward foreign currency contracts during the six months ended
April 30, 2026 and no such contracts were outstanding as of April 30, 2026. Net realized and changes in unrealized gain or loss on such contracts were minimal during the six months ended April 30, 2026, and are included in
“Net Realized Gain (Loss) from Investment Securities Sold and Foreign Currency Transactions” and “Change in
Unrealized Appreciation (Depreciation) on Investment Securities and Foreign Currency Translations”, respectively, on the accompanying Statements of Operations.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA
Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the Statements of Assets and Liabilities.
Realized Gain
(Loss) from:
Change in
Unrealized
Appreciation
(Depreciation) on
Derivatives
Futures (1) Futures (2)
Equity Risk Exposure: — —
International Core ETF ........................................ $ 107,719 $ (266,465)
International Core Equity 2 ETF ................................. (1,588,863) 6,246,416
International Small Cap Value ETF .............................. 1,320,082 108,226
International Small Cap ETF ................................... (784,187) 855,629
International High Profitability ETF .............................. (384,953) 1,208,472
International Vector Equity ETF ................................. (29,858) 57,520
Emerging Markets Core ETF ................................... (1,265,967) (196,872)
Emerging Markets High Profitability ETF .......................... (27,336) —
Emerging Markets Value ETF .................................. (1,040,930) —
Emerging Markets Core 2 ETF .................................. (1,586,672) —
Emerging Markets ex China Core ETF ........................... (46,767) —
Global Real Estate ETF ....................................... (336,573) —

D. Investment Advisory and Other Contractual Services
1.
Investment Advisory Fees
The Advisor serves as the investment advisor to the Funds pursuant to an investment management agreement.
Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited, each of whom are controlled by the Advisor, serve as Sub-Advisors for the Funds and are paid by the Advisor pursuant to separate sub-advisory agreements.
For the six months ended April 30, 2026, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
* Effective as of February 28, 2026, the investment management fee payable by the Emerging Markets Core ETF was reduced from 0.35% to
0.29%.
Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has
contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the International
Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, International High Profitability
ETF, International Vector Equity ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF,
Emerging Markets Core 2 ETF, Emerging Markets ex China Core ETF, World Equity ETF, and Global Real Estate
ETF.
For each such Fund (excluding the World Equity ETF), the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed below as percentage of average net assets (the “Expense Limitation Amount”).
For the World Equity ETF, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund (including the expenses incurred through its investment in other investment companies but excluding the expenses that the Fund incurs through investment of its securities lending cash collateral in the Short-Term Series) (“Fund Expenses”) to the extent necessary to limit the Fund
Expenses, on an annualized basis, to the rate listed below as percentage of average net assets (the “Expense
Limitation Amount”).
The Fee Waiver Agreement will remain in effect through February 28, 2027, may only be terminated by the
Trust’s Board of Trustees prior to that date, and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the six months ended April 30, 2026, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the ETF Fund Expenses of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were
Management Fee
International Core ETF .................................................................................. 0.18%
International Core Equity 2 ETF ....................................................................... 0.20%
International Small Cap Value ETF .................................................................... 0.39%
International Small Cap ETF ........................................................................... 0.35%
International High Profitability ETF .................................................................... 0.25%
International Vector Equity ETF ........................................................................ 0.25%
Emerging Markets Core ETF * ......................................................................... 0.33%
Emerging Markets High Profitability ETF ............................................................. 0.35%
Emerging Markets Value ETF .......................................................................... 0.38%
Emerging Markets Core 2 ETF ......................................................................... 0.33%
Emerging Markets ex China Core ETF ................................................................ 0.33%
World Equity ETF ........................................................................................ 0.02%
Global Real Estate ETF ................................................................................. 0.19%

waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the Fund. The waived fees/assumed expenses during the six months ended April 30, 2026, recovered previously waived fees/
assumed expenses during the six months ended April 30, 2026, and previously waived fees/assumed expenses subject to future recovery by the Advisor are reflected below. The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-
six months before the date of recovery.
International Core ETF and Emerging Markets Core ETF (each, a “Unitary Fee Fund” and together, the
“Unitary Fee Funds”) pay the Advisor a unitary management fee for managing the Funds’ assets. Pursuant to the investment management agreement with the Trust, on behalf of each Unitary Fee Fund, the Advisor is responsible for substantially all ordinary fund operating expenses, except for (i) the fee paid under the investment management agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) brokerage expenses (including any costs incidental to transactions in fund securities, instruments and other investments); (iv) taxes; (v) interest expenses (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (vi) litigation expenses
(including litigation to which the Trust or Fund may be a party and indemnification of the Trustees and officers with respect thereto); (vii) Trustees’ fees and expenses; (viii) legal expenses of counsel to the Independent Trustees; (ix)
Chief Compliance Officer (“CCO”) compensation; (x) acquired fund fees and expenses (if any); and (xi) other non-
routine or extraordinary expenses.
For the Unitary Fee Funds, pursuant to a separate contractual arrangement, the Advisor arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees, and counsel to the Independent Trustees. The Advisor receives a fee of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. The
Advisor provides CCO services to the Trust.
Expense
Limitation
Amount
Waived Fees/
Assumed
Expenses
Recovery of
Previously
Waived Fees/
Assumed
Expenses
International Core Equity 2 ETF ...................... 0.23% $— $—
International Small Cap Value ETF ................... 0.42% — 146,673
International Small Cap ETF ........................ 0.39% — 12,397
International High Profitability ETF ................... 0.29% — —
International Vector Equity ETF ...................... 0.30% 95,054 —
Emerging Markets High Profitability ETF ............... 0.41% 64,428 —
Emerging Markets Value ETF ....................... 0.43% 199,747 —
Emerging Markets Core 2 ETF ....................... 0.39% — 36,641
Emerging Markets ex China Core ETF ................ 0.43% 102,172 —
World Equity ETF .................................. 0.25% — —
Global Real Estate ETF ............................ 0.22% — 6,646
Previously Waived Fees/Assumed Expenses Subject to Future
Recovery
Expiring
10/31/2026 10/31/2027 10/31/2028 04/30/2029 Total
International Vector Equity ETF ............... $— $16,048 $191,952 $95,054 $303,054
Emerging Markets High Profitability ETF 48,131 65,241 74,733 64,428 252,533
Emerging Markets Value ETF ................. 109,167 233,092 289,113 199,747 831,119
Emerging Markets Core 2 ETF ................ — 315,975 147,231 — 463,206
Emerging Markets ex China Core ETF .... — — 203,803 102,172 305,975

2.
Earned Income Credit
Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the six months ended April 30, 2026, expenses were reduced as follows:
3.
Administration, Accounting, Transfer Agent, and Custodian Fees
Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services
Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global
Custodial and Agency Services Agreement with the Trust.
4.
Distribution
DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ Shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.
5.
Fees Paid to Officers and Trustees
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds, except the Unitary Fee Funds) receive no compensation from the Trust. For the six months ended April 30, 2026, the total related amount paid by the Trust to the CCO was $72,291.
E. Deferred Compensation
As of April 30, 2026, the total liability for deferred compensation to Trustees is included in “Accrued Expenses and Other Liabilities” on the Statements of Assets and Liabilities as follows:
Fees Paid
Indirectly
International Core Equity 2 ETF .................................................................................. $ 17,051
International Small Cap Value ETF ............................................................................... 45,378
International Small Cap ETF ...................................................................................... 57,886
International Vector Equity ETF ................................................................................... 10,267
Emerging Markets ex China Core ETF ........................................................................... 14,788
Total
International Core Equity 2 ETF ............................................................................. $ 37,780
International Small Cap Value ETF .......................................................................... 12,446
International Small Cap ETF ................................................................................. 12,718
International High Profitability ETF .......................................................................... 15,508
International Vector Equity ETF .............................................................................. 297
Emerging Markets High Profitability ETF ................................................................... 1,106
Emerging Markets Value ETF ................................................................................ 4,213
Emerging Markets Core 2 ETF ............................................................................... 22,293
Emerging Markets ex China Core ETF ...................................................................... 564
World Equity ETF .............................................................................................. 2,927
Global Real Estate ETF ....................................................................................... 10,009

F. Federal Income Taxes
Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter
M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with
U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/
tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a result of realized gains on securities considered to be “passive foreign investment companies,” non-
deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and redemption in-kind transactions, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the periods ended October 31, 2024 and October 31, 2025, were as follows:
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
International Core ETF
2024 .................................................. $ 149,000,427 $ — $ 149,000,427
2025 .................................................. 262,770,552 — 262,770,552
International Core Equity 2 ETF
2024 .................................................. 157,065,600 — 157,065,600
2025 .................................................. 255,235,379 — 255,235,379
International Small Cap Value ETF
2024 .................................................. 52,020,202 — 52,020,202
2025 .................................................. 89,285,182 — 89,285,182
International Small Cap ETF
2024 .................................................. 32,900,114 — 32,900,114
2025 .................................................. 73,770,274 — 73,770,274
International High Profitability ETF
2024 .................................................. 46,275,212 — 46,275,212
2025 .................................................. 89,735,258 — 89,735,258
International Vector Equity ETF
2025 .................................................. 2,230,003 — 2,230,003
Emerging Markets Core ETF
2024 .................................................. 88,575,317 — 88,575,317
2025 .................................................. 136,710,498 — 136,710,498
Emerging Markets High Profitability ETF
2024 .................................................. 4,475,021 — 4,475,021
2025 .................................................. 5,498,530 — 5,498,530
Emerging Markets Value ETF
2024 .................................................. 18,800,071 — 18,800,071
2025 .................................................. 31,850,060 — 31,850,060
Emerging Markets Core 2 ETF
2024 .................................................. 86,650,112 — 86,650,112
2025 .................................................. 137,570,434 — 137,570,434

International Vector Equity ETF commenced operations on September 10, 2024 and did not pay any distributions for the period ended October 31, 2024.
Emerging Markets ex China Core ETF commenced operations on November 13, 2024 and did not pay any distributions for the period ended October 31, 2024.
As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
(1) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales and amortization of certain expenses.
For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October
31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains.
As of October 31, 2025, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
Emerging Markets ex China Core ETF
2025 .................................................. $ 3,406,007 $ — $ 3,406,007
World Equity ETF
2024 .................................................. 5,077,0 15 — 5,077,0 15
2025 .................................................. 11,10 3,736 — 11,10 3,736
Global Real Estate ETF
2024 .................................................. 48,825,119 — 48,825,119
2025 .................................................. 84,034,331 — 84,034,331
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
International Core ETF .......... $ 51,902,794 $ — $ (282,513,375) $ 2,783,809,287 $ 2,553,198,706
International Core Equity 2 ETF ... 50,126,052 — (359,610,726) 2,997,542,415 2,688,057,741
International Small Cap Value ETF 14,839,677 — (67,073,532) 639,927,223 587,693,368
International Small Cap ETF ...... 11,475,712 — (136,065,971) 564,252,388 439,662,129
International High Profitability ETF . 8,108,384 — (131,608,219) 718,666,475 595,166,640
International Vector Equity ETF ... 599,813 — (1,049,752) 18,481,034 18,031,095
Emerging Markets Core ETF ..... 25,831,881 — (329,377,511) 2,018,048,424 1,714,502,794
Emerging Markets High Profitability
ETF ......................... 265,243 — (23,792,700) 100,140,652 76,613,195
Emerging Markets Value ETF ..... 3,365,417 — (63,760,192) 323,609,328 263,214,553
Emerging Markets Core 2 ETF .... 23,262,238 — (374,893,470) 1,989,545,105 1,637,913,873
Emerging Markets ex China Core
ETF ......................... 529,667 — (2,070,241) 39,975,484 38,434,910
World Equity ETF .............. — — — 174,468, 442 174,468, 442
Global Real Estate ETF ......... 45,443,724 — (32,876,181) 171,863,474 184,431,017
Total
International Core ETF .............................................................. $ 282,513,375
International Core Equity 2 ETF ....................................................... 359,610,726
International Small Cap Value ETF .................................................... 67,073,532
International Small Cap ETF ......................................................... 136,065,971

During the period ended October 31, 2025, the Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.
As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Funds recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.
Total
International High Profitability ETF .................................................... $ 131,608,219
International Vector Equity ETF ....................................................... 1,049,752
Emerging Markets Core ETF ......................................................... 329,377,511
Emerging Markets High Profitability ETF ................................................ 23,792,700
Emerging Markets Value ETF ........................................................ 63,760,192
Emerging Markets Core 2 ETF ........................................................ 374,893,470
Emerging Markets ex China Core ETF ................................................. 2,070,241
Global Real Estate ETF ............................................................. 32,876,181
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
International Core ETF ............. $11,865,719,170 $4,642,339,290 $(368,471,800) $4,273,867,490
International Core Equity 2 ETF ...... 9,362,183,690 4,723,512,114 (247,219,346) 4,476,292,768
International Small Cap Value ETF .... 3,733,041,733 1,148,159,724 (162,193,056) 985,966,668
International Small Cap ETF ......... 4,706,157,770 1,265,610,937 (188,258,945) 1,077,351,992
International High Profitability ETF .... 4,663,180,076 1,303,029,070 (121,614,208) 1,181,414,862
International Vector Equity ETF ...... 115,591,886 36,277,831 (2,687,818) 33,590,013
Emerging Markets Core ETF ........ 5,751,722,142 3,519,952,700 (262,419,081) 3,257,533,619
Emerging Markets High Profitability ETF 231,000,533 179,540,301 (7,817,415) 171,722,886
Emerging Markets Value ETF ........ 1,279,863,850 599,279,178 (41,343,705) 557,935,473
Emerging Markets Core 2 ETF ....... 5,510,827,596 3,388,051,488 (227,320,411) 3,160,731,077
Emerging Markets ex China Core ETF . 207,811,245 109,989,144 (10,291,718) 99,697,426
World Equity ETF .................
1,031,188,301 284,126,246 — 284,126,246
Global Real Estate ETF ............ 3,130,546,423 544,383,082 (118,458,695) 425,924,387

G. Securities Lending
As of April 30, 2026, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term
U.S. Treasuries and U.S. government agency securities as follows:
Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’
collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.
In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short
Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
Non-Cash
Collateral
Market Value
International Core ETF ........................................................................................ $ 214,409,656
International Core Equity 2 ETF ............................................................................. 265,494,677
International Small Cap Value ETF .......................................................................... 78,899,994
International Small Cap ETF ................................................................................. 220,159,341
International High Profitability ETF .......................................................................... 79,140,406
International Vector Equity ETF .............................................................................. 3,937,033
Emerging Markets Core ETF ................................................................................. 497,785,719
Emerging Markets High Profitability ETF ................................................................... 14,325,950
Emerging Markets Value ETF ................................................................................ 123,875,309
Emerging Markets Core 2 ETF ............................................................................... 666,888,380
Emerging Markets ex China Core ETF ...................................................................... 2,194,318
Global Real Estate ETF ....................................................................................... 2,713,784

H. Affiliated Trades
Cross trades for the six months ended April 30, 2026, if any, were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board.
For the six months ended April 30, 2026, cross trades by the Funds under Rule 17a-7 were as follows:
For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding
Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows:
Purchases Sales
Realized
Gain (Loss)
International Core ETF ................................... $ 52,242,341 $ 62,644,260 $ (20,893,066)
International Core Equity 2 ETF ............................ 56,671,826 37,584,069 (17,338,442)
International Small Cap Value ETF ......................... 116,713,014 7,614,098 (202,889)
International Small Cap ETF .............................. 139,350,595 41,212,461 (11,222,534)
International High Profitability ETF ......................... 63,881,200 43,965,472 (12,896,604)
International Vector Equity ETF ............................ 1,162,157 1,070,031 (420,451)
Emerging Markets Core ETF .............................. 20,910 — —
Emerging Markets High Profitability ETF ..................... 250,001 102,654 (48,034)
Emerging Markets Value ETF ............................. 627,649 142,809 (11,365)
Emerging Markets Core 2 ETF ............................. 2,314,221 165,220 (113,924)
Emerging Markets ex China Core ETF ...................... 72,216 — —
Global Real Estate ETF .................................. 18,617,937 790,618 (611,767)
Balance at
October 31,
2025
Purchases at
Cost
Proceeds from
Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at April
30, 2025
Shares as
of April 30,
2025
Dividend
Income
Capital Gains
Distributions
International Core
ETF
The DFA Short Term
Investment Fund $293,468,835 $1,045,950,065 $942,916,094 $— $— $396,502,806 34,269,905 $7,708,854 $—
Total $293,468,835 $1,045,950,065 $942,916,094 $— $— $396,502,806 $7,708,854 $—
International Core
Equity 2 ETF
The DFA Short Term
Investment Fund $377,416,475 $1,426,032,124 $1,432,155,549 $— $— $371,293,050 32,091,016 $9,340,014 $—
Total $377,416,475 $1,426,032,124 $1,432,155,549 $— $— $371,293,050 $9,340,014 $—
International Small
Cap Value ETF
The DFA Short Term
Investment Fund $82,327,960 $465,999,526 $417,297,213 $— $— $131,030,273 11,325,002 $3,056,363 $—
Total $82,327,960 $465,999,526 $417,297,213 $— $— $131,030,273 $3,056,363 $—

Balance at
October 31,
2025
Purchases at
Cost
Proceeds from
Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at April
30, 2025
Shares as
of April 30,
2025
Dividend
Income
Capital Gains
Distributions
International Small
Cap ETF
The DFA Short Term
Investment Fund $134,367,576 $508,018,768 $429,691,718 $— $— $212,694,626 18,383,287 $3,942,692 $—
Total $134,367,576 $508,018,768 $429,691,718 $— $— $212,694,626 $3,942,692 $—
International High
Profitability ETF
The DFA Short Term
Investment Fund $100,217,968 $953,753,919 $899,432,515 $— $— $154,539,372 13,356,903 $3,129,085 $—
Total $100,217,968 $953,753,919 $899,432,515 $— $— $154,539,372 $3,129,085 $—
International Vector
Equity ETF
The DFA Short Term
Investment Fund $3,240,396 $22,321,554 $18,150,257 $— $— $7,411,693 640,596 $99,415 $—
Total $3,240,396 $22,321,554 $18,150,257 $— $— $7,411,693 $99,415 $—
Emerging Markets
Core ETF
The DFA Short Term
Investment Fund $80,595,925 $637,858,031 $562,871,519 $— $— $155,582,437 13,447,056 $2,452,225 $—
Total $80,595,925 $637,858,031 $562,871,519 $— $— $155,582,437 $2,452,225 $—
Emerging
Markets High
Profitability ETF
The DFA Short Term
Investment Fund $6,460,658 $25,347,020 $24,957,942 $— $— $6,849,736 592,026 $131,001 $—
Total $6,460,658 $25,347,020 $24,957,942 $— $— $6,849,736 $131,001 $—
Emerging Markets
Value ETF
The DFA Short Term
Investment Fund $12,842,675 $106,348,481 $80,771,752 $— $— $38,419,404 3,320,605 $345,816 $—
Total $12,842,675 $106,348,481 $80,771,752 $— $— $38,419,404 $345,816 $—
Emerging Markets
Core 2 ETF
The DFA Short Term
Investment Fund $95,882,381 $334,944,323 $300,786,878 $— $— $130,039,826 11,239,397 $2,231,898 $—
Total $95,882,381 $334,944,323 $300,786,878 $— $— $130,039,826 $2,231,898 $—
Emerging Markets
ex China Core
ETF
The DFA Short Term
Investment Fund $5,916,680 $28,441,635 $25,682,208 $— $— $8,676,107 749,880 $131,223 $—
Total $5,916,680 $28,441,635 $25,682,208 $— $— $8,676,107 $131,223 $—
World Equity ETF
The DFA Short Term
Investment Fund $11,712,975 $266,415,370 $272,561,285 $— $— $5,567,060 481,163 $158,090 $—
Dimensional US Core
Equity 1 ETF
164,949,560 48,048,284 — — 15,840,594 228,838,438 2,904,594 931,421 —
Dimensional U.S.
Core Equity 2
ETF
493,253,576 145,629,573 — — 50,252,930 689,136,079 16,249,377 2,538,152 —
International Core
Equity 2 ETF
173,919,268 50,601,260 — — 25,985,287 250,505,815 6,692,648 1,756,379 —
Emerging Markets
Core 2 ETF
77,432,982 25,114,252 — — 16,143,725 118,690,959 3,052,751 622,719 —
Global Real Estate
ETF 16,318,520 4,822,410 — — 1,435,267 22,576,197 782,266 470,020 —
Total $937,586,881 $540,631,149 $272,561,285 $— $109,657,803 $1,315,314,548 $6,476,781 $—

I. Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended April 30, 2026 were as follows:
In-kind transactions for the six months ended April 30, 2026 were as follows:
There were no purchases or sales of U.S. government securities during the six months ended April 30, 2026.
J. Capital Shares Transactions
Shares are issued and redeemed by each Fund, solely with Authorized Participants, and only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of
Changes in Net Assets.
Balance at
October 31,
2025
Purchases at
Cost
Proceeds from
Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at April
30, 2025
Shares as
of April 30,
2025
Dividend
Income
Capital Gains
Distributions
Global Real Estate
ETF
The DFA Short Term
Investment Fund $97,346,644 $276,513,367 $313,388,084 $— $— $60,471,927 5,226,614 $1,727,521 $—
Total $97,346,644 $276,513,367 $313,388,084 $— $— $60,471,927 $1,727,521 $—
Purchases Sales
International Core ETF ................................................. $ 757,925,802 $ 500,393,907
International Core Equity 2 ETF .......................................... 636,631,768 301,598,738
International Small Cap Value ETF ....................................... 550,566,518 102,798,714
International Small Cap ETF ............................................ 490,576,449 224,286,653
International High Profitability ETF ....................................... 505,335,903 264,186,699
International Vector Equity ETF .......................................... 14,348,202 6,894,239
Emerging Markets Core ETF ............................................ 721,896,513 239,880,540
Emerging Markets High Profitability ETF ................................... 47,201,037 21,386,742
Emerging Markets Value ETF ........................................... 354,876,599 37,855,158
Emerging Markets Core 2 ETF ........................................... 832,235,752 115,133,136
Emerging Markets ex China Core ETF .................................... 18,391,572 12,319,852
World Equity ETF ...................................................... 2,512,073 –
Global Real Estate ETF ................................................ 99,736,511 29,922,830
Purchases Sales
International Core ETF ............................................... $ 2,183,546,602 $ —
International Core Equity 2 ETF ........................................ 738,691,978 46,003,073
International Small Cap Value ETF ..................................... 297,632,124 390,614,323
International Small Cap ETF .......................................... 631,443,681 218,594,561
International High Profitability ETF ..................................... 476,804,821 169,132,229
International Vector Equity ETF ........................................ 9,254,283 8,430,973
Emerging Markets Core ETF .......................................... 72,793,708 —
Emerging Markets High Profitability ETF ................................. 3,658,701 —
Emerging Markets Value ETF ......................................... 41,687,053 40,403,362
Emerging Markets Core 2 ETF ......................................... 82,050,203 —
World Equity ETF .................................................... 271,703,706 —
Global Real Estate ETF .............................................. 351,454,875 —

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The
Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.
Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of
Changes in Net Assets.
From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from Custodian” and securities related to in-kind redemptions are reflected as “Securities Payable Related to In-Kind Transactions” on the
Statements of Assets and Liabilities.
When an Authorized Participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription-in-kind), fails to deliver the Fund Shares (in the case of a redemption-in-kind), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the Authorized Participant to deliver and maintain cash collateral in accordance with the Authorized Participant agreement. Daily market fluctuations could cause the value of the missing securities or Fund Shares to be more or less than the value of the collateral received and when this occurs, the collateral is adjusted. The Fund records an asset and a corresponding liability for the return of the collateral that are reflected as “Collateral for ETF Capital
Activity” on the Statements of Assets and Liabilities.
K. Financial Instruments
In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Foreign Market Risks
: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of
America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.
L. Line of Credit and Interfund Lending Program
The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through
December 25, 2025. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.

For the six months ended April 30, 2026, borrowings by the following Fund under the line of credit were as follows:
* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026, that the Fund’s available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain funds managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Funds did not use the interfund lending program during the six months ended April 30, 2026.
M. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Trust’s Co-Chief Executive Officers and
the Chief Financial Officer act as the Funds’ chief operating decision maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. Each Fund’s long-
term strategic asset allocation is executed by its portfolio management team and guided by each Fund’s investment objective and principal investment strategies, as described in each Fund’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of
Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. Recent Accounting Pronouncement
On December 14, 2023, FASB issued Accounting Standards Update (“ASU 2023-09”) which establishes new income tax disclosure requirements and modiﬁes or eliminates certain existing disclosure provisions. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Funds’ ﬁnancial statements.
O. Other
The Funds are subject to claims and suits that arise from time to time in the ordinary course of business.
Although management currently believes that resolving claims, if any, against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
Weighted
Average
Interest
Rate
Weighted
Average
Loan
Balance
Number
of Days
Outstanding *
Interest
Expense
Incurred
Maximum
Amount
Borrowed
During the
Period
Outstanding
Borrowings as
of 04/30/2026
International Small Cap
Value ETF .......... 4.39% $1,210,338 8 $1,181 $1,824,200 $—

Active trading markets for a Fund’s Shares may not be developed or maintained by market makers or Authorized
Participants. Authorized Participants are not obligated to make a market in a Fund’s Shares or to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads.  Trading in Shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a Fund will continue to be met.
P. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Not applicable

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Remuneration paid to directors, officers, and others is included in the Fees Paid to Officers and Trustees section of the Notes to Financial Statements above.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENTS
At the Board meeting held on December 15-16, 2025 (the “Meeting”), the Board of Trustees of Dimensional
ETF Trust (the “Board”) considered the continuation of the investment management agreements for each Portfolio
(collectively, the “Funds”) and each Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund
Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 24, 2025, the
Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial
Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent
Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge
Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each
Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund;
(iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance.
The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the
Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the
Broadridge Reports. The Board also considered the reduction in the management fee for the Dimensional Emerging
Core Equity Market ETF. The Board concluded that the effective management fees and total expenses of each
Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA-043026-016SI

DIMENSIONAL ETF TRUST
Semi-Annual Financial Statements & Other Information
Six Months Ended: April 30, 2026 (Unaudited)
Dimensional US Sustainability Core 1 ETF
Dimensional International Sustainability Core 1 ETF
Dimensional Emerging Markets Sustainability Core 1 ETF
Dimensional Global Sustainability Fixed Income ETF

*Blank Page*

DIMENSIONAL ETF TRUST
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)

Page
Item 7 — Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Item 8 — Changes in and Disagreements with Accountants for Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 151
Item 9 — Proxy Disclosures for Open-End Management Investment Companies . . . . . . . . . . . . . . . . . . . 152
Item 10 — Remuneration Paid to Directors, Officers, and Others of Open-End
Management Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 153
Item 11 — Statement Regarding Basis for Approval of Investment Management Agreements . . . . . . . . . 154
i

2
DIMENSIONAL ETF TRUST
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
(Unaudited)
Schedules of Investments
Investment Abbreviations
ADR American Depositary Receipt
AUD Australian Dollars
BBSW3M 3 Month Bank Bill Swap Rate
CAD Canadian Dollars
CAONINDX Canadian Overnight Index (CORRA)
CVR Contingent Value Right
DKK Danish Krone
ESTRON Euro Short-Term Rate
EUR Euro
EUR003M 3 Month Euribor interest rate
FRN Floating Rate Note
GBP British Pounds
GDR Global Depositary Receipt
JPY Japanese Yen
MTN Medium-Term Note
NVDR Non-Voting Depositary Receipt
NYS New York Registry Shares
NZD New Zealand Dollars
OAT Obligations assimilables du Tresor
PLC Public Limited Company
SA Special Assessment
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
SONCINDX Sterling Overnight Compounded Index
SONIA/N Sterling Overnight Index
TBA To Be Announced purchase or sale commitment. Security is subject to delayed delivery.
USBMMY3M 3 Month Treasury Bill Rate
USD United States Dollars
Investment Footnotes
(*) The Adjustable rate shown is effective as of April 30, 2026.
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of April 30, 2026.
† See Note B to Financial Statements.
# Total or Partial Securities on Loan
§ Affiliated Fund
^ Denominated in USD, unless otherwise noted.
@ Security purchased with cash collateral received from Securities on Loan
Δ Zero Coupon Security

3
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED
Financial Highlights
All Statements, Schedules and Notes to Financial Statements
(a) Computed using average shares outstanding
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c) Not annualized for periods less than one year
(d) Annualized for periods less than one year
(e) Excludes impact of in-kind transactions
— Amounts designated as — are either zero or rounded to zero
SEC Securities and Exchange Commission
Ʊ Commencement of operations

4
Dimensional US Sustainability Core 1 ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value†
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (10.0%)
Alphabet, Inc., Class A 148,055 $ 56,971,564
Alphabet, Inc., Class C 121,228 46,301,822
#*AMC Global Media, Inc., Class
A 5,200 44,148
*AST SpaceMobile, Inc., Class A 4,896 361,814
#*Atlanta Braves Holdings, Inc. 365 19,316
*Atlanta Braves Holdings, Inc.,
Class C 2,352 116,212
*Bandwidth, Inc., Class A 1,500 55,215
*Boston Omaha Corp., Class A 1,981 23,812
*Cargurus, Inc., Class A 4,658 169,831
#*Charter Communications, Inc.,
Class A 2,597 428,947
Cinemark Holdings, Inc. 3,251 95,970
*Cineverse Corp., Class A 4,400 11,440
Comcast Corp., Class A 113,604 3,071,852
#CuriosityStream, Inc. 5,979 18,834
*DoubleVerify Holdings, Inc. 5,922 65,260
*E.W. Scripps Co. (The), Class A 4,983 23,869
#*EchoStar Corp., Class A 1,131 139,271
Electronic Arts, Inc. 481 97,340
Entravision Communications
Corp., Class A 4,596 17,327
*EverQuote, Inc., Class A 981 14,146
*Fluent, Inc. 3,657 11,958
Fox Corp., Class A 16,655 1,057,426
Fox Corp., Class B 18,570 1,058,861
*fuboTV, Inc., Class A 1 6
*Gaia, Inc., Class A 7,700 24,101
*GCI Liberty, Inc., Class A 262 9,133
*GCI Liberty, Inc., Class C 1,369 46,888
*GDEV, Inc. 481 7,643
Gray Media, Inc. 6,100 34,404
*Grindr, Inc. 5,339 71,382
#*IMAX Corp. 2,270 86,305
Iridium Communications, Inc. 2,881 112,561
*IZEA Worldwide, Inc. 407 1,669
#John Wiley & Sons, Inc., Class A 5,638 230,763
*Liberty Broadband Corp., Class
A 700 26,901
*Liberty Broadband Corp., Class
C 4,718 181,596
*Liberty Global, Ltd., Class A 16,478 190,815
*Liberty Global, Ltd., Class C 12,314 139,641
#*Liberty Media Corp.-Liberty
Formula One 1,872 148,262
*Liberty Media Corp.-Liberty
Formula One, Class C 18,780 1,614,141
*Lionsgate Studios Corp. 237 2,948
#*Live Nation Entertainment, Inc. 7,737 1,221,982
*Magnite, Inc. 6,861 87,924
Match Group, Inc. 23,194 867,920
*MediaAlpha, Inc., Class A 1,891 16,092
Meta Platforms, Inc., Class A 96,617 59,120,909
Shares Value†
COMMUNICATION SERVICES — (Continued)
#*Motorsport Games, Inc., Class
A 3,766 $ 16,194
*Netflix, Inc. 150,504 14,088,679
New York Times Co. (The), Class
A 11,557 913,350
News Corp., Class A 24,175 636,286
#News Corp., Class B 6,543 199,431
Nexstar Media Group, Inc., Class
A 3,380 703,513
*Nextdoor Holdings, Inc. 19,393 31,029
*Old Market Capital Corp. 110 462
Omnicom Group, Inc. 21,627 1,659,223
*Optimum Communications, Inc.,
Class A 200 316
#Paramount Skydance Corp.,
Class B 15,772 161,505
*Pinterest, Inc., Class A 5,672 111,512
*PubMatic, Inc., Class A 3,711 36,294
#*QuinStreet, Inc. 6,276 80,082
*Reddit, Inc., Class A 2,200 323,906
#*Reservoir Media, Inc. 3,170 31,890
*ROBLOX Corp., Class A 6,940 383,504
*Roku, Inc., Class A 4,884 569,279
#Scholastic Corp. 1,900 76,684
Shutterstock, Inc. 458 7,406
Sinclair, Inc. 5,764 89,630
#Sirius XM Holdings, Inc. 29,599 797,397
#*Skillz, Inc., Class A 2,704 21,794
#*Sphere Entertainment Co. 1,881 267,948
*Spotify Technology SA 4,065 1,815,226
#*Stagwell, Inc., Class A 23,395 146,687
*Starz Entertainment Corp. 14 257
*Take-Two Interactive Software,
Inc. 4,036 862,735
Telephone and Data Systems,
Inc. 1,321 59,524
#TKO Group Holdings, Inc., Class
A 1,048 195,022
T-Mobile US, Inc. 1,421 277,806
#Townsquare Media, Inc., Class
A 1,561 10,084
#*TripAdvisor, Inc. 10,717 119,280
Verizon Communications, Inc. 119,870 5,757,356
Versant Media Group, Inc. 4,515 181,458
Walt Disney Co. (The) 28,144 2,919,940
*Warner Bros Discovery, Inc. 133,788 3,618,965
Warner Music Group Corp., Class
A 12,100 342,067
*Yelp, Inc., Class A 2,411 66,544
Zedge, Inc., Class B 1,041 3,467
*Ziff Davis, Inc. 4,072 186,335
*ZoomInfo Technologies, Inc.,
Class A 1,335 8,344
TOTAL COMMUNICATION
SERVICES 212,198,632

5
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (11.3%)
*1stdibs.com, Inc. 1,357 $ 6,283
*Abercrombie & Fitch Co. 5,794 494,518
Academy Sports & Outdoors, Inc. 5,934 325,421
*Accel Entertainment, Inc., Class
A 1,158 14,463
#Acushnet Holdings Corp. 4,982 482,357
*Adient PLC 7,607 160,127
ADT, Inc. 83,138 626,029
#Advance Auto Parts, Inc. 4,045 240,718
*Airbnb, Inc., Class A 16,927 2,375,874
*Amazon.com, Inc. 266,162 70,548,900
American Eagle Outfitters, Inc. 19,779 344,550
*American Public Education, Inc. 1,399 81,352
*Aptiv PLC 15,004 904,141
Aramark 22,676 1,036,066
*Ark Restaurants Corp. 230 1,525
Arko Corp. 9,706 64,060
*Asbury Automotive Group, Inc. 1,695 345,255
Autoliv, Inc. 4,485 519,946
*AutoNation, Inc. 5,067 1,076,129
*AutoZone, Inc. 592 2,192,786
Bassett Furniture Industries, Inc. 1,023 14,915
Bath & Body Works, Inc. 11,207 217,864
*Beachbody Co., Inc. (The) 1,730 25,881
*Beazer Homes USA, Inc. 4,059 87,634
Best Buy Co., Inc. 25,476 1,541,043
#*Birkenstock Holding PLC 12,682 491,301
Booking Holdings, Inc. 33,468 5,634,672
*Boot Barn Holdings, Inc. 2,235 383,191
BorgWarner, Inc. 19,866 1,131,766
*Bright Horizons Family Solutions,
Inc. 2,374 192,555
Brunswick Corp. 3,156 250,744
Buckle, Inc. (The) 6,038 335,773
#Build-A-Bear Workshop, Inc.,
Class A 2,197 81,157
*Burlington Stores, Inc. 4,293 1,373,803
*Callaway Golf Co 10,933 167,275
*Capri Holdings, Ltd. 10,549 205,811
*CarMax, Inc. 1,408 55,349
Carriage Services, Inc., Class A 1,467 72,030
Carter's, Inc. 3,309 119,521
#*Carvana Co., Class A 5,401 2,137,716
*Cavco Industries, Inc. 817 414,219
Century Communities, Inc. 3,200 179,264
*Champion Homes, Inc. 5,575 424,982
#Cheesecake Factory, Inc. (The) 744 46,775
*Chewy, Inc., Class A 9,383 238,516
*Chipotle Mexican Grill, Inc.,
Class A 7,268 247,039
#Choice Hotels International, Inc. 1,333 132,074
*Citi Trends, Inc. 650 31,662
Clarus Corp. 15,600 40,638
Columbia Sportswear Co. 5,776 351,874
*Coupang, Inc., Class A 51,117 1,021,318
*Coursera, Inc. 27,003 160,668
*Covista, Inc. 3,765 433,803
#Cricut, Inc., Class A 5,076 21,878
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Crocs, Inc. 4,161 $ 424,339
Crown Crafts, Inc. 3,506 9,571
*Culp, Inc. 2,300 7,567
D.R. Horton, Inc. 19,480 2,997,193
Dana, Inc. 6,817 248,480
*Deckers Outdoor Corp. 20,141 2,058,410
#Dick's Sporting Goods, Inc. 6,195 1,405,769
#Dillard's, Inc., Class A 1,077 613,050
Domino's Pizza, Inc. 1,221 414,432
*DoorDash, Inc., Class A 13,956 2,353,679
#*Dorman Products, Inc. 2,226 250,447
#*Dream Finders Homes, Inc.,
Class A 3,815 55,699
*Driven Brands Holdings, Inc. 11,968 162,406
*Duluth Holdings, Inc., Class B 5,200 17,160
eBay, Inc. 26,527 2,745,014
*El Pollo Loco Holdings, Inc. 8 108
*Envela Corp. 676 11,904
Escalade, Inc. 12 224
Ethan Allen Interiors, Inc. 1,863 39,756
*Etsy, Inc. 10,044 646,231
Expedia Group, Inc. 9,705 2,410,431
*Figs, Inc., Class A 11,938 178,593
*Five Below, Inc. 4,077 960,786
Flanigan's Enterprises, Inc. 404 12,972
Flexsteel Industries, Inc. 21 1,161
#*Floor & Decor Holdings, Inc.,
Class A 6,852 331,637
*Flutter Entertainment PLC, Class
DI 9,010 972,449
Ford Motor Co. 275,776 3,331,374
*Fossil Group, Inc. 4,400 19,492
*Fox Factory Holding Corp. 631 11,200
*Frontdoor, Inc. 7,545 517,813
*Funko, Inc., Class A 11,700 51,597
#*GameStop Corp., Class A 44,060 1,099,297
#Gap, Inc. (The) 41,266 1,014,731
Garmin, Ltd. 9,546 2,397,382
Garrett Motion, Inc. 16,197 414,805
General Motors Co. 66,519 5,114,646
*Genesco, Inc. 621 22,039
Gentex Corp. 7,090 163,850
*Gentherm, Inc. 2,600 78,260
Genuine Parts Co. 11,766 1,261,668
*GigaCloud Technology, Inc.,
Class A 3,265 145,260
G-III Apparel Group, Ltd. 4,859 151,552
#*Global Business Travel Group I 17,437 102,181
Gold.com, Inc., Class A 2,111 95,396
Graham Holdings Co., Class B 138 154,906
*Grand Canyon Education, Inc. 1,303 220,298
*Green Brick Partners, Inc. 4,593 309,752
Group 1 Automotive, Inc. 1,139 406,475
H&R Block, Inc. 1,735 55,052
#Hamilton Beach Brands Holding
Co., Class A 8 167
#Harley-Davidson, Inc. 10,019 239,354
Hasbro, Inc. 16,582 1,589,219
Home Depot, Inc. (The) 38,778 12,750,206

6
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
Hooker Furnishings Corp. 1,700 $ 20,655
*Hovnanian Enterprises, Inc.,
Class A 440 49,474
Installed Building Products, Inc. 989 285,376
J Jill, Inc. 677 8,625
JAKKS Pacific, Inc. 1,031 22,435
Johnson Outdoors, Inc., Class A 800 42,104
KB Home 5,568 295,048
#Kohl's Corp. 11,107 157,386
#Kontoor Brands, Inc. 5,294 388,368
*Koss Corp. 2,021 8,751
*Krispy Kreme, Inc. 9,993 39,372
#*Lands' End, Inc. 2,144 24,206
Las Vegas Sands Corp. 13,488 736,580
*Latham Group, Inc. 8,836 53,635
*Laureate Education, Inc., Class
A 7,180 216,082
La-Z-Boy, Inc. 2,426 84,279
LCI Industries 2,309 275,279
Lear Corp. 4,351 553,143
*Legacy Education, Inc. 1,127 12,228
*Legacy Housing Corp. 1,843 40,085
Lennar Corp., Class A 22,325 2,015,948
#Lennar Corp., Class B 1,088 96,157
#Levi Strauss & Co., Class A 9,370 208,764
*Liberty Live Holdings, Inc., Class
A 5 456
*Liberty Live Holdings, Inc., Class
C 1,740 162,864
*Lincoln Educational Services
Corp. 1,323 54,428
Lithia Motors, Inc., Class A 3,535 1,025,574
LKQ Corp. 17,050 538,439
#*Lovesac Co. (The) 1,661 26,260
Lowe's Cos., Inc. 16,498 3,939,557
*Lululemon Athletica, Inc. 9,829 1,353,453
Macy's, Inc. 28,204 551,388
*Malibu Boats, Inc., Class A 2,421 61,978
Marine Products Corp. 2,020 15,998
*MarineMax, Inc. 1,978 56,848
*MasterCraft Boat Holdings, Inc. 895 20,898
*Mattel, Inc. 17,339 261,472
#Matthews International Corp.,
Class A 2,500 71,350
McDonald's Corp. 21,498 6,311,598
*MGM Resorts International 9,695 377,523
#*Mister Car Wash, Inc. 15,117 107,028
Monro, Inc. 3,300 57,948
*Motorcar Parts of America, Inc. 1,422 15,955
Movado Group, Inc. 2,100 57,204
*National Vision Holdings, Inc. 9,593 222,749
Newell Brands, Inc. 21,383 87,243
NIKE, Inc., Class B 51,439 2,281,834
*NVR, Inc. 330 2,084,237
*Ollie's Bargain Outlet Holdings,
Inc. 3,810 329,603
OneSpaWorld Holdings, Ltd. 3,301 81,403
*OneWater Marine, Inc., Class A 3,700 34,743
*O'Reilly Automotive, Inc. 15,435 1,534,239
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
#Papa John's International, Inc. 1,400 $ 50,666
#Penske Automotive Group, Inc. 7,764 1,331,681
Perdoceo Education Corp. 3,055 103,687
*Petco Health & Wellness Co.,
Inc., Class A 22,328 63,412
Phinia, Inc. 4,055 292,568
*Planet Fitness, Inc., Class A 2,778 185,209
Polaris, Inc. 4,956 328,434
Pool Corp. 338 72,102
PulteGroup, Inc. 16,516 2,020,898
*Pursuit Attractions and
Hospitality, Inc. 164 6,901
PVH Corp. 5,429 496,428
Ralph Lauren Corp., Class A 4,458 1,598,817
*Rave Restaurant Group, Inc. 2,684 7,435
*Revolve Group, Inc., Class A 2,505 63,752
#*Rivian Automotive, Inc., Class A 48,556 796,318
Rocky Brands, Inc. 346 12,688
Ross Stores, Inc. 17,815 4,058,079
*Sabre Corp. 33,635 61,552
*Sally Beauty Holdings, Inc. 14,357 203,582
#*Savers Value Village, Inc. 2,193 18,531
Service Corp. International 6,462 523,616
*Shake Shack, Inc., Class A 1,089 111,579
#*SharkNinja, Inc. 18,619 2,151,053
Shoe Carnival, Inc. 1,753 32,466
Signet Jewelers, Ltd. 5,159 459,306
#*Solid Power, Inc. 5,634 19,437
Somnigroup International, Inc. 19,124 1,450,747
Sonic Automotive, Inc., Class A 2,177 171,439
*Sonos, Inc. 13,165 195,237
*Sportsman's Warehouse
Holdings, Inc. 5,900 8,319
#Standard Motor Products, Inc. 1,662 62,109
Steven Madden, Ltd. 8,350 313,626
*Stitch Fix, Inc., Class A 10,938 39,814
*Stoneridge, Inc. 6,300 44,100
Strategic Education, Inc. 1,104 86,554
*Strattec Security Corp. 312 23,481
#*Stride, Inc. 1,003 97,452
Superior Group of Cos., Inc. 8 90
*Sypris Solutions, Inc. 3,185 10,606
Tandy Leather Factory, Inc. 1,360 3,182
Tapestry, Inc. 9,960 1,444,598
*Taylor Morrison Home Corp.,
Class A 14,456 878,057
*Tesla, Inc. 50,023 19,090,278
Texas Roadhouse, Inc., Class A 2,287 368,184
Thor Industries, Inc. 6,176 488,151
TJX Cos., Inc. (The) 42,147 6,606,542
Toll Brothers, Inc. 9,484 1,348,056
*TopBuild Corp. 1,439 637,045
Tractor Supply Co. 30,310 1,063,881
Travel + Leisure Co. 2,250 145,485
*Tri Pointe Homes, Inc. 1,890 88,622
*Ulta Beauty, Inc. 4,389 2,359,000
#*Under Armour, Inc., Class A 22,556 141,877
*Under Armour, Inc., Class C 22,367 135,768

7
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
CONSUMER DISCRETIONARY — (Continued)
*Universal Technical Institute, Inc. 2,283 $ 85,681
Upbound Group, Inc. 7,456 147,331
*Urban Outfitters, Inc. 7,658 538,664
*Valvoline, Inc. 9,844 327,116
*Vera Bradley, Inc. 5,100 20,961
*Versigent PLC 5,001 174,885
VF Corp. 33,942 642,522
*Victoria's Secret & Co. 9,332 483,678
*Vince Holding Corp. 1,613 8,049
Visteon Corp. 3,327 371,659
*Warby Parker, Inc., Class A 6,465 143,006
*Wayfair, Inc., Class A 12,131 775,535
Weyco Group, Inc. 403 13,295
Williams-Sonoma, Inc. 11,823 2,142,446
#Wingstop, Inc. 2,027 332,550
Winmark Corp. 231 87,893
Winnebago Industries, Inc. 3,386 110,417
#*YETI Holdings, Inc. 11,935 470,955
Yum! Brands, Inc. 9,106 1,453,773
*Zumiez, Inc. 1,108 27,224
TOTAL CONSUMER
DISCRETIONARY 239,241,038
CONSUMER STAPLES — (4.3%)
#Albertsons Cos., Inc., Class A 43,036 725,157
Andersons, Inc. (The) 32 2,513
Archer-Daniels-Midland Co. 757 56,427
#*AXIL Brands, Inc. 1,389 9,362
#B&G Foods, Inc. 10,448 57,882
*BJ's Wholesale Club Holdings,
Inc. 15,472 1,452,666
*Boston Beer Co., Inc. (The),
Class A 714 169,246
Brown-Forman Corp., Class A 2,487 65,358
#Brown-Forman Corp., Class B 12,173 313,698
Bunge Global SA 11,716 1,488,752
Calavo Growers, Inc. 1,445 40,691
#Campbell's Company (The) 400 8,316
Casey's General Stores, Inc. 2,685 2,207,473
*Central Garden & Pet Co. 670 24,803
*Central Garden & Pet Co., Class
A 5,211 174,881
*Chefs' Warehouse, Inc. (The) 3,108 241,181
Church & Dwight Co., Inc. 19,339 1,877,043
Clorox Co. (The) 6,206 598,507
Coca-Cola Co. (The) 137,068 10,795,476
Coca-Cola Consolidated, Inc. 2,630 539,334
Colgate-Palmolive Co. 33,744 2,880,388
Constellation Brands, Inc., Class
A 10,344 1,619,663
Dollar General Corp. 14,477 1,677,595
*Dollar Tree, Inc. 18,320 1,779,055
Edgewell Personal Care Co. 2,774 62,554
#*elf Beauty, Inc. 6,198 396,486
#Energizer Holdings, Inc. 1,433 28,058
Estee Lauder Cos., Inc. (The),
Class A 20,100 1,541,871
*FitLife Brands, Inc. 780 7,215
*Freshpet, Inc. 2,555 172,156
Shares Value†
CONSUMER STAPLES — (Continued)
General Mills, Inc. 27,295 $ 963,786
#*Grocery Outlet Holding Corp. 1,913 15,132
*Herbalife, Ltd. 12,198 202,487
Hershey Co. (The) 8,007 1,487,220
*Honest Co., Inc. (The) 11,392 39,872
Ingles Markets, Inc., Class A 1,257 114,978
Interparfums, Inc. 3,552 324,013
J&J Snack Foods Corp. 1,384 122,152
J.M. Smucker Co. (The) 9,650 945,989
John B. Sanfilippo & Son, Inc. 554 45,312
Kenvue, Inc. 97,608 1,711,068
Keurig Dr Pepper, Inc. 57,679 1,695,763
Kraft Heinz Co. (The) 46,948 1,063,842
Kroger Co. (The) 53,637 3,651,071
*Lifeway Foods, Inc. 458 12,293
Limoneira Co. 1,700 21,641
#*Mama's Creations, Inc. 2,731 38,753
*Mannatech, Inc. 94 414
*Maplebear, Inc. 25,736 1,089,920
Marzetti Co. (The) 1,207 157,248
McCormick & Co., Inc. 4 202
McCormick & Co., Inc. 23,165 1,177,709
#*Mission Produce, Inc. 6,698 92,834
Mondelez International, Inc.,
Class A 33,777 2,075,259
*Monster Beverage Corp. 64,575 4,976,795
*National Beverage Corp. 2,471 84,558
Natural Grocers by Vitamin
Cottage, Inc. 2,009 58,181
*Nature's Sunshine Products, Inc. 1,930 52,419
Nu Skin Enterprises, Inc., Class A 2,509 18,316
PepsiCo, Inc. 28,226 4,473,539
PriceSmart, Inc. 2,220 348,362
Procter & Gamble Co. (The) 50,898 7,486,587
*Seneca Foods Corp., Class B 117 16,266
Spectrum Brands Holdings, Inc. 2,177 179,820
*Sprouts Farmers Market, Inc. 5,806 475,221
Sysco Corp. 32,722 2,444,661
Target Corp. 36,769 4,770,778
#Tootsie Roll Industries, Inc. 8 338
*United Natural Foods, Inc. 6,843 342,287
*US Foods Holding Corp. 24,283 2,270,218
Utz Brands, Inc. 500 3,980
Village Super Market, Inc., Class
A 4 172
*Vita Coco Co., Inc. (The) 1,661 109,609
#*Vital Farms, Inc. 3,217 43,912
Walmart, Inc. 109,227 14,410,317
WD-40 Co. 1,132 237,675
Weis Markets, Inc. 2,364 165,905
TOTAL CONSUMER STAPLES 91,032,681
ENERGY — (2.0%)
Archrock, Inc. 27,556 1,067,795
#Atlas Energy Solutions, Inc.,
Class A 312 5,423
Baker Hughes Co., Class A 82,357 5,737,813
Bristow Group, Inc. 3,203 157,363
Cactus, Inc., Class A 5,415 301,724

8
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
ENERGY — (Continued)
*Calumet, Inc. 392 $ 12,826
#*Centrus Energy Corp., Class A 1,209 255,051
Cheniere Energy, Inc. 436 119,878
*Clean Energy Fuels Corp. 27,257 62,691
Core Laboratories, Inc. 6,075 88,999
*CVR Energy, Inc. 400 13,256
Delek US Holdings, Inc. 44 2,050
*DMC Global, Inc. 6,800 42,024
*Drilling Tools International Corp. 5,778 19,934
Energy Services of America Corp. 8 136
*Expro Group Holdings NV 19,695 358,646
*Forum Energy Technologies, Inc. 1,340 84,246
#*Geospace Technologies Corp. 805 7,366
Halliburton Co. 59,392 2,512,282
*Helix Energy Solutions Group,
Inc. 16,947 175,402
Helmerich & Payne, Inc. 2,727 110,116
HF Sinclair Corp. 9,577 643,670
*Innovex International, Inc. 10,390 288,530
Kodiak Gas Services, Inc. 15,630 1,059,714
*Mammoth Energy Services, Inc. 4,562 13,047
Marathon Petroleum Corp. 11,784 2,925,849
*Nabors Industries, Ltd. 78 8,004
*National Energy Services
Reunited Corp. 10,471 261,147
Natural Gas Services Group, Inc. 1,335 54,321
*NCS Multistage Holdings, Inc. 503 27,499
#Noble Corp. PLC 3,478 177,482
NOV, Inc. 47,828 978,561
*Oceaneering International, Inc. 17,099 641,897
*Oil States International, Inc. 6,900 79,212
ONEOK, Inc. 10,572 977,487
Patterson-UTI Energy, Inc. 37,433 457,431
PBF Energy, Inc., Class A 4,720 204,659
Phillips 66 9,879 1,769,823
Ranger Energy Services, Inc.,
Class A 1,700 29,682
*REX American Resources Corp. 3,382 164,027
#RPC, Inc. 8,825 69,541
*Seadrill, Ltd. 3,205 159,256
Select Water Solutions, Inc.,
Class A 14,815 247,855
SLB, Ltd. 120,683 6,864,449
Smart Sand, Inc. 4,768 26,272
Solaris Energy Infrastructure, Inc.,
Class A 5,362 395,930
*Stabilis Solutions, Inc. 516 2,193
TechnipFMC PLC 60,275 4,554,982
*TETRA Technologies, Inc. 14,663 139,592
#Texas Pacific Land Corp. 4,576 2,030,234
#*Transocean, Ltd. 51,378 350,398
#*Uranium Energy Corp. 27,061 402,938
*Valaris, Ltd. 3,397 346,426
Valero Energy Corp. 12,273 3,099,914
Weatherford International PLC 12,578 1,387,982
World Kinect Corp. 11,460 309,076
TOTAL ENERGY 42,284,101
Shares Value†
FINANCIALS — (16.4%)
1st Source Corp. 1,108 $ 81,471
Acadian Asset Management, Inc. 2,130 143,455
ACNB Corp. 384 19,465
Affiliated Managers Group, Inc. 4,574 1,347,821
*Affinity Bancshares, Inc. 4 90
#*Affirm Holdings, Inc., Class A 19,717 1,267,409
Aflac, Inc. 40,230 4,572,944
Alerus Financial Corp. 1,679 45,232
Allstate Corp. (The) 17,951 3,900,034
Ally Financial, Inc. 24,390 1,082,672
Amalgamated Financial Corp. 4,106 167,853
Amerant Bancorp, Inc., Class A 1,692 38,865
American Coastal Insurance
Corp. 4,450 52,955
American Express Co. 23,977 7,745,770
American Financial Group, Inc. 9,620 1,282,057
American International Group,
Inc. 40,659 3,041,293
Ameriprise Financial, Inc. 7,838 3,721,404
Ameris Bancorp 5,826 496,666
AMERISAFE, Inc. 1,943 58,873
AmeriServ Financial, Inc. 1,301 5,152
Ames National Corp. 280 7,890
Aon PLC, Class A 10,398 3,240,537
Apollo Global Management, Inc. 27,885 3,589,357
*Arch Capital Group, Ltd. 31,350 2,961,321
Ares Management Corp., Class A 5,715 670,941
Arrow Financial Corp. 582 21,447
Arthur J. Gallagher & Co. 7,917 1,634,069
Artisan Partners Asset
Management, Inc., Class A 6,846 256,314
Associated Banc-Corp 5,046 142,095
Assurant, Inc. 5,094 1,203,559
Assured Guaranty, Ltd. 3,804 311,548
Atlantic Union Bankshares Corp. 7,098 267,240
*Atlanticus Holdings Corp. 1,165 92,513
Axis Capital Holdings, Ltd. 11,030 1,107,522
*Axos Financial, Inc. 2,526 243,607
#*Baldwin Insurance Group, Inc.
(The), Class A 1,311 29,786
Banc of California, Inc. 10,367 194,174
BancFirst Corp. 1,515 169,089
*Bancorp, Inc. (The) 4,406 263,611
Bank First Corp. 595 86,459
Bank of America Corp. 188,201 10,061,225
Bank of Hawaii Corp. 2,991 237,814
Bank of Marin Bancorp 1,434 36,768
Bank of New York Mellon Corp.
(The) 31,687 4,257,782
Bank of NT Butterfield & Son, Ltd.
(The) 3,622 200,840
Bank of the James Financial
Group, Inc. 1,312 30,124
Bank OZK 5,037 242,582
Bank7 Corp. 4 172
BankUnited, Inc. 3,549 164,958
Bankwell Financial Group, Inc. 431 22,291
Banner Corp. 2,494 166,874
Bar Harbor Bankshares 608 20,824

9
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
BCB Bancorp, Inc. 1,278 $ 12,972
Beacon Financial Corp. 6,650 189,724
BGC Group, Inc., Class A 28,574 320,886
Blackrock, Inc. 3,529 3,760,502
Blackstone, Inc. 15,277 1,918,486
*Block, Inc., Class A 28,269 1,993,247
#Blue Ridge Bankshares, Inc. 4,172 14,310
BOK Financial Corp. 3,450 461,575
*Bowhead Specialty Holdings,
Inc. 1,028 24,446
Bread Financial Holdings, Inc. 4,895 414,998
*Bridgewater Bancshares, Inc. 1,697 30,767
*Brighthouse Financial, Inc. 10,301 641,340
*Broadway Financial Corp. 1,646 13,119
#Brown & Brown, Inc. 2,341 140,811
Burke & Herbert Financial
Services Corp. 497 31,962
Business First Bancshares, Inc. 1,429 39,126
*BV Financial, Inc. 1,037 20,304
Byline Bancorp, Inc. 1,981 63,689
C&F Financial Corp. 240 17,940
California BanCorp 1,993 37,249
Camden National Corp. 476 22,929
Capital Bancorp, Inc. 4 126
Capital City Bank Group, Inc. 600 27,702
Capital One Financial Corp. 19,860 3,799,218
Capitol Federal Financial, Inc. 8,171 62,753
Carlyle Group, Inc. (The) 26,089 1,306,276
*Carter Bankshares, Inc. 1,073 27,469
Cass Information Systems, Inc. 539 25,489
Cathay General Bancorp 3,453 193,472
CB Financial Services, Inc. 426 14,987
Cboe Global Markets, Inc. 4,714 1,414,624
CF Bankshares, Inc. 4 117
Charles Schwab Corp. (The) 45,490 4,168,704
Chemung Financial Corp. 377 25,037
ChoiceOne Financial Services,
Inc. 828 24,865
Chubb, Ltd. 12,480 4,080,960
Cincinnati Financial Corp. 11,634 1,903,322
Citigroup, Inc. 49,463 6,330,275
Citizens & Northern Corp. 814 17,973
Citizens Community Bancorp, Inc. 4 83
Citizens Financial Group, Inc. 33,219 2,160,896
Citizens Financial Services, Inc. 53 3,347
#*Citizens, Inc., Class A 24 130
City Holding Co. 1,163 143,002
Civista Bancshares, Inc. 920 22,880
CME Group, Inc., Class A 8,111 2,334,508
CNB Financial Corp. 933 28,345
CNO Financial Group, Inc. 6,659 295,993
*Coastal Financial Corp. 716 54,144
Cohen & Steers, Inc. 4,482 315,040
*Coinbase Global, Inc., Class A 3,407 639,732
Colony Bankcorp, Inc. 794 15,753
Columbia Banking System, Inc. 12,153 359,729
*Columbia Financial, Inc. 5,465 105,092
Commerce Bancshares, Inc. 7,934 412,806
Shares Value†
FINANCIALS — (Continued)
Community Financial System, Inc. 4,379 $ 277,453
Community Trust Bancorp, Inc. 713 46,295
Community West Bancshares 1,977 46,894
ConnectOne Bancorp, Inc. 2,187 63,904
*Consumer Portfolio Services,
Inc. 4 36
Corebridge Financial, Inc. 70,467 1,940,661
Crawford & Co., Class A 1,947 20,911
Crawford & Co., Class B 8 80
#*Credit Acceptance Corp. 651 328,696
Cullen/Frost Bankers, Inc. 3,073 445,370
*Customers Bancorp, Inc. 2,632 200,743
CVB Financial Corp. 12,823 261,205
Dime Community Bancshares,
Inc. 1,876 67,330
Donegal Group, Inc., Class A 1,258 21,160
*Donnelley Financial Solutions,
Inc. 1,238 62,271
Eagle Bancorp, Inc. 1,404 36,293
Eagle Financial Services, Inc. 342 12,887
East West Bancorp, Inc. 6,225 787,276
Eastern Bankshares, Inc. 14,404 291,393
*ECB Bancorp, Inc./MD 766 13,757
#*eHealth, Inc. 8 16
Employers Holdings, Inc. 4,168 175,556
Enact Holdings, Inc. 7,758 331,499
*Encore Capital Group, Inc. 2,672 221,161
*Enova International, Inc. 1,477 250,219
Enterprise Financial Services
Corp. 2,167 125,296
Equitable Holdings, Inc. 29,190 1,231,818
Equity Bancshares, Inc., Class A 800 36,272
#Erie Indemnity Co., Class A 1,091 238,853
Esquire Financial Holdings, Inc. 334 35,110
Essent Group, Ltd. 16,135 976,490
Evercore, Inc., Class A 3,103 996,963
Everest Group, Ltd. 5,163 1,841,952
#*EZCORP, Inc., Class A 4,561 149,510
F&G Annuities & Life, Inc. 5,011 143,515
FactSet Research Systems, Inc. 150 34,137
Farmers & Merchants Bancorp,
Inc. 569 15,238
Farmers National Banc Corp. 2,552 35,907
*FB Bancorp, Inc. 874 12,219
FB Financial Corp. 3,379 182,703
#Federal Agricultural Mortgage
Corp., Class A 91 12,255
Federal Agricultural Mortgage
Corp., Class C 1,219 211,862
Federated Hermes, Inc., Class B 7,561 439,218
Fidelis Insurance Holdings, Ltd. 10,527 222,436
Fidelity National Financial, Inc. 37,163 1,943,625
Fidelity National Information
Services, Inc. 15,369 715,120
*Fifth District Bancorp, Inc. 753 11,385
Fifth Third Bancorp 22,082 1,120,882
Financial Institutions, Inc. 1,200 40,884
Finward Bancorp 552 17,763
*Finwise Bancorp 1,164 18,100

10
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
First American Financial Corp. 9,416 $ 660,344
#First Bancorp 3,139 181,246
First Bancorp 11,599 281,624
First Bancorp, Inc. (The) 625 17,787
First Bank 934 13,861
First Busey Corp. 6,401 167,706
First Business Financial Services,
Inc. 300 16,860
First Capital, Inc. 209 11,303
First Citizens BancShares, Inc.,
Class A 436 864,946
First Commonwealth Financial
Corp. 7,056 129,901
First Community Bankshares, Inc. 808 34,437
First Financial Bancorp 3,703 112,127
First Financial Bankshares, Inc. 6,835 220,565
First Financial Corp. 636 41,766
First Hawaiian, Inc. 7,880 214,966
First Horizon Corp. 20,097 501,621
First Internet Bancorp 751 17,213
#First Interstate BancSystem,
Inc., Class A 6,006 213,153
First Merchants Corp. 4,905 198,358
First Mid Bancshares, Inc. 1,283 54,001
First National Corp. 617 16,486
First Northwest Bancorp 304 3,040
First United Corp. 414 15,384
#First US Bancshares, Inc. 614 10,131
*First Western Financial, Inc. 548 15,514
FirstCash Holdings, Inc. 2,355 513,908
#*Firstsun Capital Bancorp 2,601 91,971
Five Star Bancorp 539 21,803
Flagstar Bank NA 16,520 230,784
Flushing Financial Corp. 1,612 25,985
*Flywire Corp. 12,798 172,901
FNB Corp. 17,500 312,375
Franklin Resources, Inc. 31,625 947,801
FS Bancorp, Inc. 420 17,069
Fulton Financial Corp. 13,228 285,593
FVCBankcorp, Inc. 109 1,707
*Genworth Financial, Inc., Class A 60,520 531,971
German American Bancorp, Inc. 1,787 76,966
Glacier Bancorp, Inc. 6,062 297,341
Global Payments, Inc. 3,381 243,297
Globe Life, Inc. 9,470 1,461,221
Goldman Sachs Group, Inc. (The) 12,970 11,981,297
*Goosehead Insurance, Inc.,
Class A 557 24,948
Great Southern Bancorp, Inc. 504 34,383
*Green Dot Corp., Class A 7,179 90,096
Greene County Bancorp, Inc. 1,288 30,976
*Greenlight Capital Re, Ltd.,
Class A 3,824 70,056
*Hagerty, Inc., Class A 1,173 11,918
Hamilton Insurance Group, Ltd.,
Class B 6,824 223,622
#Hamilton Lane, Inc., Class A 1,919 176,529
#Hancock Whitney Corp. 1,146 77,366
Hanmi Financial Corp. 762 22,791
Shares Value†
FINANCIALS — (Continued)
Hanover Bancorp, Inc. 411 $ 9,749
Hanover Insurance Group, Inc.
(The) 4,651 872,946
Hartford Insurance Group, Inc.
(The) 28,560 3,907,294
Hawthorn Bancshares, Inc. 732 24,610
HBT Financial, Inc. 1,590 44,138
HCI Group, Inc. 1,424 218,684
Hennessy Advisors, Inc. 375 3,750
Heritage Financial Corp. 1,506 41,445
*Heritage Insurance Holdings, Inc. 4,362 127,894
*Hippo Holdings, Inc. 2,217 58,374
Home Bancorp, Inc. 298 18,533
Home BancShares, Inc. 11,368 305,458
Home Federal Bancorp, Inc. of
Louisiana 810 15,179
HomeTrust Bancshares, Inc. 792 36,171
Hope Bancorp, Inc. 7,410 92,255
Horace Mann Educators Corp. 6,353 288,680
Horizon Bancorp, Inc. 1,920 34,752
Houlihan Lokey, Inc., Class A 4,033 624,107
Huntington Bancshares, Inc. 77,748 1,303,056
Independent Bank Corp. 522 17,336
Independent Bank Corp. 2,270 177,037
Interactive Brokers Group, Inc.,
Class A 8,728 693,876
Intercontinental Exchange, Inc. 11,860 1,874,947
International Bancshares Corp. 3,059 219,453
Invesco, Ltd. 61,436 1,610,238
Investar Holding Corp. 685 18,981
Investors Title Co. 177 41,910
Isabella Bank Corp. 313 12,461
Jackson Financial, Inc., Class A 8,001 926,276
James River Group Holdings, Inc. 3,561 22,078
Jefferies Financial Group, Inc. 22,418 1,080,996
JPMorgan Chase & Co. 99,535 31,177,347
Kearny Financial Corp. 3,897 31,332
*Kentucky First Federal Bancorp 3,047 13,803
KeyCorp. 76,867 1,699,529
Kingstone Cos., Inc. 2,889 48,160
#Kinsale Capital Group, Inc. 2,044 661,459
KKR & Co., Inc. 18,317 1,911,196
Lake Shore Bancorp, Inc. 10 163
Lakeland Financial Corp. 1,666 100,826
Landmark Bancorp, Inc. 229 6,073
Lazard, Inc., Class A 10,843 525,886
*LendingClub Corp. 11,014 188,009
Lincoln National Corp. 28,667 1,083,899
LINKBANCORP, Inc. 1,833 15,929
Live Oak Bancshares, Inc. 2,942 110,619
LPL Financial Holdings, Inc. 10,475 3,500,012
M&T Bank Corp. 6,424 1,404,479
Magyar Bancorp, Inc. 105 1,827
MainStreet Bancshares, Inc. 585 13,701
*Markel Group, Inc. 204 361,584
MarketAxess Holdings, Inc. 3,038 477,543
MarketWise, Inc. 777 13,069
Marsh & McLennan Cos., Inc. 16,756 2,810,149

11
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
Mastercard, Inc., Class A 28,156 $ 14,160,216
#Mechanics Bancorp 1,659 24,495
Mercantile Bank Corp. 682 34,993
#Merchants Bancorp 3,424 159,353
Mercury General Corp. 4,894 476,235
Meridian Corp. 1,098 20,664
MetLife, Inc. 63,620 5,095,962
Metrocity Bankshares, Inc. 1,337 42,771
Metropolitan Bank Holding Corp. 602 53,187
MGIC Investment Corp. 17,185 455,059
Mid Penn Bancorp, Inc. 540 17,804
Midland States Bancorp, Inc. 1,012 26,322
#Moelis & Co., Class A 6,502 423,410
Moody's Corp. 7,946 3,669,860
Morgan Stanley 43,937 8,373,953
Morningstar, Inc. 1,779 300,135
MSCI, Inc., Class A 4,453 2,633,549
MVB Financial Corp. 504 13,170
Nasdaq, Inc. 24,569 2,258,137
National Bank Holdings Corp.,
Class A 2,730 116,571
National Bankshares, Inc. 318 11,383
Navient Corp. 10,428 96,355
NB Bancorp, Inc. 1,284 25,205
NBT Bancorp, Inc. 3,672 160,430
*NCR Atleos Corp. 1 44
Nelnet, Inc., Class A 833 118,036
*NerdWallet, Inc., Class A 7,534 81,669
*NI Holdings, Inc. 720 9,274
Nicolet Bankshares, Inc. 1,108 162,300
*NMI Holdings, Inc., Class A 10,215 395,423
Northeast Bank 277 34,445
Northeast Community Bancorp,
Inc. 8 192
Northern Trust Corp. 10,486 1,744,241
Northfield Bancorp, Inc. 2,424 33,815
Northrim BanCorp, Inc. 1,045 25,634
Northwest Bancshares, Inc. 10,198 141,038
Norwood Financial Corp. 1,047 30,646
OceanFirst Financial Corp. 2,956 56,371
*Octave Specialty Group, Inc. 5,200 23,036
OFG Bancorp 2,001 91,966
Ohio Valley Banc Corp. 4 178
Old National Bancorp 21,262 509,650
Old Republic International Corp. 29,179 1,165,701
Old Second Bancorp, Inc. 3,322 68,466
OneMain Holdings, Inc., Class A 9,102 534,925
*Onity Group, Inc. 495 22,775
OP Bancorp 202 2,897
*Open Lending Corp. 5,919 10,417
*Oportun Financial Corp. 2,843 17,314
Oppenheimer Holdings, Inc.,
Class A 779 89,180
*OppFi, Inc. 1,115 10,604
*OptimumBank Holdings, Inc. 2,960 16,162
Orange County Bancorp, Inc. 214 7,297
Origin Bancorp, Inc. 1,701 79,641
Orrstown Financial Services, Inc. 694 25,498
Shares Value†
FINANCIALS — (Continued)
*Oscar Health, Inc., Class A 18,514 $ 341,768
*Palomar Holdings, Inc. 2,707 325,869
Park National Corp. 951 163,753
Parke Bancorp, Inc. 795 23,937
Pathfinder Bancorp, Inc. 214 2,975
Pathward Financial, Inc. 2,604 226,131
*Payoneer Global, Inc. 14,459 72,006
PayPal Holdings, Inc. 79,876 4,004,983
#*Paysafe, Ltd. 3,389 30,637
*Paysign, Inc. 8 52
PCB Bancorp 600 14,478
Peapack-Gladstone Financial
Corp. 808 33,734
PennyMac Financial Services,
Inc. 5,662 511,222
Peoples Bancorp of North
Carolina, Inc. 810 31,930
Peoples Bancorp, Inc. 1,582 54,421
Peoples Financial Services Corp. 389 22,157
#Perella Weinberg Partners,
Class A 3,945 89,709
Pinnacle Financial Partners, Inc. 5,946 588,297
*Pioneer Bancorp, Inc. 968 13,775
Piper Sandler Cos. 4,645 405,044
PJT Partners, Inc., Class A 1,275 194,743
Plumas Bancorp 264 13,467
PNC Financial Services Group,
Inc. (The) 7,083 1,579,509
*Ponce Financial Group, Inc. 4 70
Popular, Inc. 3,189 479,402
*PRA Group, Inc. 2,600 56,654
Preferred Bank/Los Angeles CA 591 55,985
Primerica, Inc. 4,054 1,140,269
Primis Financial Corp. 1,105 16,199
Princeton Bancorp, Inc. 399 14,272
Principal Financial Group, Inc. 21,356 2,155,034
#*Priority Technology Holdings,
Inc. 3,003 15,556
PROG Holdings, Inc. 6,535 234,149
Progressive Corp. (The) 22,519 4,532,624
Prosperity Bancshares, Inc. 4,382 305,206
Provident Financial Holdings, Inc. 846 14,517
Provident Financial Services, Inc. 10,777 244,422
Prudential Financial, Inc. 26,369 2,587,063
QCR Holdings, Inc. 709 64,108
Radian Group, Inc. 6,480 232,178
Raymond James Financial, Inc. 9,570 1,515,122
RBB Bancorp 714 17,222
Red River Bancshares, Inc. 433 39,286
Regions Financial Corp. 33,528 957,224
Reinsurance Group of America,
Inc. 8,731 1,846,257
RenaissanceRe Holdings, Ltd. 7,024 2,156,157
Renasant Corp. 6,431 256,533
Republic Bancorp, Inc., Class A 938 71,035
*Rhinebeck Bancorp, Inc. 1 16
Richmond Mutual Bancorp, Inc. 4 63
Riverview Bancorp, Inc. 1,843 9,547
RLI Corp. 11,192 579,410

12
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
FINANCIALS — (Continued)
*Robinhood Markets, Inc., Class
A 62,171 $ 4,531,644
*Rocket Cos., Inc., Class A 29,870 436,699
Runway Growth Finance Corp. 1 7
S&P Global, Inc. 8,051 3,471,833
S&T Bancorp, Inc. 2,731 120,519
Safety Insurance Group, Inc. 1,965 147,689
SB Financial Group, Inc. 539 11,233
Seacoast Banking Corp. of
Florida 4,053 127,548
*Security National Financial
Corp., Class A 1,926 18,875
SEI Investments Co. 8,987 814,941
Selective Insurance Group, Inc. 6,144 515,789
ServisFirst Bancshares, Inc. 2,623 208,843
Shore Bancshares, Inc. 1,531 29,548
Sierra Bancorp 1,100 39,688
Silvercrest Asset Management
Group, Inc., Class A 20 263
Simmons First National Corp.,
Class A 10,464 222,465
*SiriusPoint, Ltd. 22,731 532,133
*Skyward Specialty Insurance
Group, Inc. 6,423 291,925
#SLM Corp. 34,506 796,398
SmartFinancial, Inc. 513 21,515
*SoFi Technologies, Inc. 89,509 1,441,095
Sound Financial Bancorp, Inc. 211 8,683
South Plains Financial, Inc. 425 17,459
*Southern First Bancshares, Inc. 356 20,043
Southern Missouri Bancorp, Inc. 545 37,191
Southside Bancshares, Inc. 1,130 37,324
SOUTHSTATE BANK Corp. 5,581 545,096
SR Bancorp, Inc. 844 16,298
State Street Corp. 12,133 1,854,408
Stellar Bancorp, Inc. 3,488 131,009
*Sterling Bancorp, Inc. 1,366 –
Stewart Information Services
Corp. 3,689 258,193
Stifel Financial Corp. 9,024 711,181
Stock Yards Bancorp, Inc. 2,740 198,184
*StoneX Group, Inc. 7,164 759,599
*Summit State Bank 557 7,659
Synchrony Financial 51,926 3,956,761
#T. Rowe Price Group, Inc. 14,213 1,462,233
*Texas Capital Bancshares, Inc. 2,715 273,401
#TFS Financial Corp. 7,804 117,372
*Third Coast Bancshares, Inc. 1,094 40,850
Timberland Bancorp, Inc. 411 16,391
Tiptree, Inc. 3,896 67,167
*Toast, Inc., Class A 35,123 1,001,708
Tompkins Financial Corp. 896 75,506
Towne Bank 4,792 170,404
TPG, Inc., Class A 5,788 252,473
Tradeweb Markets, Inc., Class A 4,692 531,369
Travelers Cos., Inc. (The) 23,613 7,205,271
TriCo Bancshares 1,866 93,804
*Triumph Financial, Inc. 1,324 89,608
Truist Financial Corp. 35,631 1,834,997
Shares Value†
FINANCIALS — (Continued)
#*Trupanion, Inc. 1,747 $ 41,911
TrustCo Bank Corp. 912 43,411
Trustmark Corp. 4,192 185,999
#*TWFG, Inc., Class A 1,116 20,735
UMB Financial Corp. 3,948 498,119
#Union Bankshares, Inc. 409 10,098
United Bancorp, Inc. 808 13,235
United Bankshares, Inc. 5,146 225,446
United Community Banks, Inc. 5,737 191,214
United Fire Group, Inc. 2,929 118,097
Universal Insurance Holdings, Inc. 4,069 161,254
Univest Financial Corp. 1,526 57,973
Unum Group 14,505 1,165,912
US Bancorp 32,195 1,824,169
USCB Financial Holdings, Inc. 1,000 18,240
Valley National Bancorp 39,094 530,506
*Velocity Financial, Inc. 2,524 48,688
#Victory Capital Holdings, Inc.,
Class A 7,626 598,717
Virginia National Bankshares
Corp. 4 169
Virtu Financial, Inc., Class A 8,626 428,367
Virtus Investment Partners, Inc. 720 104,796
Visa, Inc., Class A 51,994 17,149,701
Voya Financial, Inc. 13,815 1,132,277
#W. R. Berkley Corp. 18,289 1,222,254
WaFd, Inc. 10,650 377,010
Washington Trust Bancorp, Inc. 800 25,144
Waterstone Financial, Inc. 1,600 28,832
Webster Financial Corp. 12,714 919,985
Wells Fargo & Co. 67,032 5,512,041
WesBanco, Inc. 4,514 155,191
West BanCorp, Inc. 4 96
Westamerica Bancorp 2,180 119,508
Western Alliance Bancorp 6,005 489,648
Western New England Bancorp,
Inc. 2,200 30,690
#Western Union Co. (The) 37,296 339,021
Westwood Holdings Group, Inc. 800 13,152
*WEX, Inc. 4,725 710,309
White Mountains Insurance
Group, Ltd. 187 417,382
Willis Towers Watson PLC 6,918 1,772,392
Wintrust Financial Corp. 3,512 528,802
#WisdomTree, Inc. 15,767 268,039
*World Acceptance Corp. 296 43,559
WSFS Financial Corp. 2,735 196,838
Zions Bancorp NA 17,783 1,127,798
TOTAL FINANCIALS 348,012,145
HEALTH CARE — (9.9%)
*10X Genomics, Inc., Class A 10,868 239,639
Abbott Laboratories 27,288 2,477,478
AbbVie, Inc. 61,514 12,999,139
*AC Immune SA 2,823 8,554
Acme United Corp. 277 11,291
*AdaptHealth Corp., Class A 12,823 168,110
*Addus HomeCare Corp. 4 388
Agilent Technologies, Inc. 12,210 1,410,866

13
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*Alector, Inc. 3,867 $ 9,165
*Align Technology, Inc. 3,531 621,491
*Alignment Healthcare, Inc. 1,621 36,537
*Alkermes PLC 7,610 256,533
*Alnylam Pharmaceuticals, Inc. 5,200 1,609,348
*American Shared Hospital
Services 136 197
Amgen, Inc. 27,114 9,388,223
*AMN Healthcare Services, Inc. 5,769 118,091
*AngioDynamics, Inc. 3,043 33,290
*Anika Therapeutics, Inc. 1,000 12,450
#*Artivion, Inc. 1,937 69,403
*Astrana Health, Inc. 2,990 102,079
*AtriCure, Inc. 3,461 97,289
*Avanos Medical, Inc. 2,900 71,398
*Aveanna Healthcare Holdings,
Inc. 6,294 41,163
*Axogen, Inc. 911 39,355
*Aytu BioPharma, Inc. 4,805 12,397
#*Beam Therapeutics, Inc. 5,178 157,049
Becton Dickinson & Co. 6,881 1,025,544
*Biogen, Inc. 7,323 1,386,098
*BioLife Solutions, Inc. 1,200 25,296
*BioMarin Pharmaceutical, Inc. 18,028 971,890
#*Bio-Rad Laboratories, Inc.,
Class A 1,878 526,065
Bio-Techne Corp. 11,483 635,240
*Boston Scientific Corp. 31,708 1,826,698
#*BrightSpring Health Services,
Inc. 8,177 392,251
Bristol-Myers Squibb Co. 108,058 6,547,234
Bruker Corp. 12,989 476,826
#*Butterfly Network, Inc., Class A 200 958
*Cadrenal Therapeutics, Inc. 914 6,096
Cardinal Health, Inc. 8,988 1,733,605
#*CareCloud, Inc. 3,600 10,872
*CareDx, Inc. 3,976 82,741
*Castle Biosciences, Inc. 2,610 63,919
*Catalyst Pharmaceuticals, Inc. 13,123 369,150
*Celldex Therapeutics, Inc. 2,758 90,683
Cencora, Inc. 13,354 4,113,166
*Centene Corp. 20,594 1,105,692
*Champions Oncology, Inc. 201 1,200
*Charles River Laboratories
International, Inc. 2,431 405,904
Chemed Corp. 539 229,064
Cigna Group (The) 19,496 5,665,148
*Collegium Pharmaceutical, Inc. 8 270
*Community Health Systems, Inc. 24 68
Concentra Group Holdings
Parent, Inc. 7,677 172,502
CONMED Corp. 1,745 63,972
*Cooper Cos., Inc. (The) 7,349 462,252
*CorVel Corp. 1,952 112,162
*Coya Therapeutics, Inc. 137 580
*CryoPort, Inc. 5,405 55,455
#*Cumberland Pharmaceuticals,
Inc. 2,780 11,648
CVS Health Corp. 42,294 3,522,667
Shares Value†
HEALTH CARE — (Continued)
*Cytek Biosciences, Inc. 10,300 $ 46,968
Danaher Corp. 16,711 2,990,434
*DarioHealth Corp. 747 5,349
*DaVita, Inc. 2,080 322,691
#*Definitive Healthcare Corp.,
Class A 3,600 3,431
DENTSPLY SIRONA, Inc. 21,731 255,339
*Design Therapeutics, Inc. 1,394 18,958
*Dexcom, Inc. 20,695 1,232,387
*Doximity, Inc., Class A 9,560 233,646
*Edwards Lifesciences Corp. 21,712 1,812,952
*Electromed, Inc. 4 103
Elevance Health, Inc. 12,082 4,547,906
Eli Lilly & Co. 26,665 24,921,110
#Embecta Corp. 3,830 35,045
*Emergent BioSolutions, Inc. 2,661 21,900
*Enhabit, Inc. 3,791 52,088
#*Enovis Corp. 1,460 34,222
Ensign Group, Inc. (The) 264 49,286
*Envista Holdings Corp. 18,799 487,646
*Exagen, Inc. 3,419 9,915
*FONAR Corp. 938 17,756
*Fortrea Holdings, Inc. 4,122 47,403
#*Fulgent Genetics, Inc. 2,221 33,737
GE HealthCare Technologies, Inc. 22,535 1,371,029
*GeneDx Holdings Corp., Class A 910 57,230
Gilead Sciences, Inc. 46,132 6,035,911
#*Ginkgo Bioworks Holdings, Inc. 4,528 38,307
*Glaukos Corp. 637 91,518
*Globus Medical, Inc., Class A 7,802 703,584
#*GoodRx Holdings, Inc., Class A 14,700 34,692
*Guardian Pharmacy Services,
Inc., Class A 1,316 48,824
*Haemonetics Corp. 2,539 152,569
*Halozyme Therapeutics, Inc. 9,947 633,226
HCA Healthcare, Inc. 2,253 978,816
*HealthEquity, Inc. 6,205 508,996
HealthStream, Inc. 1,825 37,887
*Henry Schein, Inc. 12,875 960,346
Humana, Inc. 10,240 2,421,146
*ICON PLC 1,553 183,767
*ICU Medical, Inc. 1,777 211,818
*IDEXX Laboratories, Inc. 3,428 1,922,422
*Illumina, Inc. 7,683 973,743
*ImmuCell Corp. 568 4,805
*Incyte Corp. 18,638 1,775,642
*Indivior Pharmaceuticals, Inc. 9,300 342,054
*InfuSystem Holdings, Inc. 2,009 20,351
*Innovage Holding Corp. 2,296 18,712
*Inogen, Inc. 3,200 22,752
*Insmed, Inc. 2,807 382,678
#*Instil Bio, Inc. 1,000 7,980
*Insulet Corp. 5,367 923,875
*Integer Holdings Corp. 2,002 177,197
#*Intellia Therapeutics, Inc. 6,589 88,820
*Intuitive Surgical, Inc. 7,122 3,259,098
*Ionis Pharmaceuticals, Inc. 1,165 87,095
#*Iovance Biotherapeutics, Inc. 16,834 56,562

14
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
HEALTH CARE — (Continued)
*IQVIA Holdings, Inc. 12,539 $ 1,985,801
iRadimed Corp. 498 41,553
Johnson & Johnson 84,176 19,347,854
*Joint Corp. (The) 2,400 21,288
*Kewaunee Scientific Corp. 39 1,443
*Kiniksa Pharmaceuticals
International PLC, Class A 1,652 88,845
*Krystal Biotech, Inc. 145 38,028
Labcorp Holdings, Inc. 4,126 1,059,557
*Lantern Pharma, Inc. 1,924 3,944
#*Larimar Therapeutics, Inc. 12,923 52,467
LeMaitre Vascular, Inc. 1,553 170,442
*Lexeo Therapeutics, Inc. 5,030 28,646
*LifeStance Health Group, Inc. 23,857 180,598
*Lisata Therapeutics, Inc. 100 312
*LivaNova PLC 2,212 132,941
*Maravai LifeSciences Holdings,
Inc., Class A 13,681 50,346
*MBX Biosciences, Inc. 29 876
McKesson Corp. 4,897 3,992,034
*Medpace Holdings, Inc. 1,686 705,861
Medtronic PLC 40,662 3,292,402
Merck & Co., Inc. 92,014 10,046,089
*Merit Medical Systems, Inc. 4,937 336,605
Mesa Laboratories, Inc. 365 36,500
*Mettler-Toledo International, Inc. 1,141 1,456,612
#*Moderna, Inc. 17,701 813,184
#*Molina Healthcare, Inc. 1,089 211,941
*Natera, Inc. 3,395 699,913
*NeoGenomics, Inc. 15,340 142,048
*Novocure, Ltd. 2,137 32,504
*Omnicell, Inc. 4,465 184,940
*OptimizeRx Corp. 2,650 16,510
*Option Care Health, Inc. 7,377 149,974
*OraSure Technologies, Inc. 13,900 42,256
*Orthofix Medical, Inc. 4,455 52,391
*OrthoPediatrics Corp. 3,100 46,686
*Outset Medical, Inc. 6,708 28,643
*PACS Group, Inc. 6,762 226,865
*Pediatrix Medical Group, Inc. 4,262 95,938
*Pennant Group, Inc. (The) 1,521 47,638
*Penumbra, Inc. 810 264,449
#*Personalis, Inc. 5,837 32,220
Pfizer, Inc. 167,799 4,480,233
*Precipio, Inc. 1,008 31,147
*Prelude Therapeutics, Inc. 3,323 17,379
*Prestige Consumer Healthcare,
Inc. 5,233 294,723
*Privia Health Group, Inc. 7,241 179,939
*Progyny, Inc. 13,351 248,062
*Protalix BioTherapeutics, Inc. 7,085 15,233
*Quanterix Corp. 5,272 16,501
Quest Diagnostics, Inc. 4,827 937,403
*QuidelOrtho Corp. 1,866 22,952
*RadNet, Inc. 2,884 163,090
Regeneron Pharmaceuticals, Inc. 3,096 2,189,058
*REGENXBIO, Inc. 4,800 43,056
*Repligen Corp. 4,907 580,547
Shares Value†
HEALTH CARE — (Continued)
#ResMed, Inc. 7,330 $ 1,567,227
#Revvity, Inc. 10,221 885,343
*Roivant Sciences, Ltd. 22,157 632,139
*Sagimet Biosciences, Inc., Class
A 2,817 22,621
*Seer, Inc., Class A 11,353 22,138
Select Medical Holdings Corp. 3,833 62,900
*Sensus Healthcare, Inc. 2,267 9,000
*SI-BONE, Inc. 2,064 25,573
*Solid Biosciences, Inc. 7,422 53,884
*Solventum Corp. 1,869 125,896
#*STAAR Surgical Co. 4,605 121,388
STERIS PLC 4,084 885,738
*Stoke Therapeutics, Inc. 407 13,317
Stryker Corp. 9,024 2,843,733
*Talkspace, Inc. 11,559 59,991
#*Teladoc Health, Inc. 11,743 71,163
Teleflex, Inc. 651 80,665
*Tenet Healthcare Corp. 4,487 794,737
Thermo Fisher Scientific, Inc. 6,140 2,940,814
#*TransMedics Group, Inc. 1,596 160,861
*TruBridge, Inc. 1,361 34,978
#*Unicycive Therapeutics, Inc. 2,981 22,835
UnitedHealth Group, Inc. 23,507 8,708,873
Universal Health Services, Inc.,
Class B 2,821 474,690
US Physical Therapy, Inc. 1,745 124,279
Utah Medical Products, Inc. 465 30,420
*Varex Imaging Corp. 3,600 41,940
*Veeva Systems, Inc., Class A 7,596 1,184,748
*Veracyte, Inc. 10,236 336,969
*Vertex Pharmaceuticals, Inc. 7,915 3,382,713
Viatris, Inc. 52,351 782,124
*Waters Corp. 4,754 1,470,079
*Waystar Holding Corp. 6,290 134,449
West Pharmaceutical Services,
Inc. 2,907 865,094
*XOMA Royalty Corp. 4 164
*Zevra Therapeutics, Inc. 5,004 50,891
Zimmer Biomet Holdings, Inc. 14,666 1,208,918
Zoetis, Inc., Class A 9,933 1,141,997
TOTAL HEALTH CARE 210,551,319
INDUSTRIALS — (13.3%)
*3D Systems Corp. 11,500 28,290
3M Co. 13,222 1,937,287
#A.O. Smith Corp. 6,738 416,678
#AAON, Inc. 4,678 436,504
*AAR Corp. 3,837 423,490
ABM Industries, Inc. 8,045 328,236
Acuity, Inc. 2,220 643,289
Advanced Drainage Systems, Inc. 3,872 577,896
AECOM 20,009 1,682,757
*AerSale Corp. 3,200 21,504
AGCO Corp. 8,297 1,004,103
*Air Industries Group 439 1,387
Alamo Group, Inc. 1,235 214,198
Albany International Corp., Class
A 1,265 73,421

15
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Alight, Inc., Class A 27,386 $ 22,659
Allegion PLC 8,679 1,193,189
#Allient, Inc. 1,064 81,056
Allison Transmission Holdings,
Inc. 4,556 612,099
*Alpha Pro Tech, Ltd. 8 37
Alta Equipment Group, Inc. 2,527 19,584
*Amentum Holdings, Inc. 32,519 852,973
*Ameresco, Inc., Class A 1,158 34,265
*American Superconductor Corp. 1,341 71,797
*American Woodmark Corp. 464 20,268
AMETEK, Inc. 10,865 2,558,708
*API Group Corp. 38,666 1,767,810
Apogee Enterprises, Inc. 756 27,518
Applied Industrial Technologies,
Inc. 3,581 1,094,891
ArcBest Corp. 1,142 145,685
Arcosa, Inc. 1,572 198,811
Argan, Inc. 718 481,046
Armstrong World Industries, Inc. 2,083 354,922
*Art's-Way Manufacturing Co.,
Inc. 4,443 11,996
Astec Industries, Inc. 2,505 162,875
*Astronics Corp. 2,378 169,789
*Asure Software, Inc. 8 72
*ATI, Inc. 5,274 819,896
Atkore, Inc. 1,805 141,061
Atmus Filtration Technologies,
Inc. 6,076 385,218
Automatic Data Processing, Inc. 17,717 3,754,941
AZZ, Inc. 1,584 226,575
Barrett Business Services, Inc. 2,631 82,955
BGSF, Inc. 4,400 25,036
#*Blue Bird Corp. 2,959 189,701
*BlueLinx Holdings, Inc. 724 38,343
Boise Cascade Co. 1,626 128,893
Booz Allen Hamilton Holding
Corp., Class A 7,071 549,912
*Bowman Consulting Group, Ltd. 4 126
Brady Corp., Class A 3,744 306,334
*BrightView Holdings, Inc. 5,788 68,877
Brink's Co. (The) 1,970 210,297
Broadridge Financial Solutions,
Inc. 8,337 1,283,731
*Broadwind, Inc. 5,580 14,843
*Builders FirstSource, Inc. 2,935 232,129
BWX Technologies, Inc. 6,084 1,316,517
*CACI International, Inc., Class A 1,851 961,669
Cadre Holdings, Inc. 1,176 34,868
#Carlisle Cos., Inc. 3,470 1,232,752
Carpenter Technology Corp. 1,989 851,690
Carrier Global Corp. 34,688 2,329,993
Caterpillar, Inc. 14,888 13,251,958
#*CECO Environmental Corp. 1,527 113,212
#*Centuri Holdings, Inc. 2,824 106,182
CH Robinson Worldwide, Inc. 13,247 2,408,437
*Chart Industries, Inc. 1,183 245,946
*Cimpress PLC 1,675 148,171
Cintas Corp. 7,006 1,224,018
Shares Value†
INDUSTRIALS — (Continued)
*Civeo Corp. 756 $ 24,116
CNH Industrial NV 125,188 1,340,763
Comfort Systems USA, Inc. 1,744 3,209,396
#Concentrix Corp. 1,393 33,181
*Concrete Pumping Holdings, Inc. 1,920 15,206
*Conduent, Inc. 9,315 15,929
#*Construction Partners, Inc.,
Class A 2,543 314,467
*Copart, Inc. 36,810 1,218,779
*Core & Main, Inc., Class A 20,599 1,037,572
*Costamare Bulkers Holdings,
Ltd. 3,300 57,024
Covenant Logistics Group, Inc.,
Class A 1,010 35,209
*CPI Aerostructures, Inc. 3,073 11,063
CRA International, Inc. 1,313 206,758
Crane Co. 4,359 774,725
#CSW Industrials, Inc. 1,250 364,000
CSX Corp. 37,411 1,699,582
Cummins, Inc. 8,227 5,520,399
Curtiss-Wright Corp. 2,015 1,451,203
*Custom Truck One Source, Inc. 19,557 192,636
Deere & Co. 12,127 7,153,353
Deluxe Corp. 4,614 143,726
*Distribution Solutions Group, Inc. 3,066 82,966
*DNOW, Inc. 26,419 356,392
Donaldson Co., Inc. 10,220 901,097
Douglas Dynamics, Inc. 1,749 80,681
Dover Corp. 6,132 1,388,346
*Ducommun, Inc. 830 117,802
*DXP Enterprises, Inc. 1,192 203,534
*Dycom Industries, Inc. 1,248 516,797
#Eastern Co. (The) 4 87
Eaton Corp. PLC 7,233 3,131,961
EMCOR Group, Inc. 2,685 2,394,134
Emerson Electric Co. 19,802 2,780,993
*Energy Recovery, Inc. 1,600 17,712
Enerpac Tool Group Corp., Class
A 3,978 139,628
EnerSys 1,628 347,187
Ennis, Inc. 1,922 40,131
Enpro, Inc. 1,431 417,208
*Enviri Corp. 2,820 55,526
Equifax, Inc. 12,619 2,194,949
Esab Corp. 2,032 199,685
ESCO Technologies, Inc. 1,675 542,616
Espey Mfg. & Electronics Corp. 200 14,178
*Everus Construction Group, Inc. 3,680 542,542
EVI Industries, Inc. 8 149
*ExlService Holdings, Inc. 11,353 361,934
Expeditors International of
Washington, Inc. 20,414 3,019,026
Exponent, Inc. 2,563 171,439
Fastenal Co. 48,200 2,165,626
#Federal Signal Corp. 4,133 508,896
FedEx Corp. 6,824 2,752,187
Ferguson Enterprises, Inc. 14,267 3,819,419
Flowserve Corp. 10,266 755,988
*Fluor Corp. 24,521 1,308,195

16
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
Fortive Corp. 27,110 $ 1,620,907
Fortune Brands Innovations, Inc. 9,420 381,887
Franklin Electric Co., Inc. 3,159 316,500
*FreightCar America, Inc. 272 2,241
FTAI Aviation, Ltd. 5,167 1,290,045
*FTI Consulting, Inc. 3,535 633,826
*Gates Industrial Corp. PLC 11,724 300,252
GATX Corp. 2,585 506,453
GE Vernova, Inc. 4,494 4,869,069
*Gencor Industries, Inc. 4 60
*Generac Holdings, Inc. 5,120 1,327,258
General Dynamics Corp. 6,286 2,164,270
General Electric Co. 28,929 8,387,387
Genpact, Ltd. 15,587 541,648
*Gibraltar Industries, Inc. 2,853 111,353
Global Industrial Co. 3,065 101,482
Gorman-Rupp Co. (The) 2,376 179,958
Graco, Inc. 11,849 951,119
*Graham Corp. 334 31,797
Granite Construction, Inc. 1,693 232,060
Greenbrier Cos., Inc. (The) 2,674 131,347
Griffon Corp. 2,480 226,102
*GXO Logistics, Inc. 9,035 516,170
*Hayward Holdings, Inc. 21,855 328,044
*Healthcare Services Group, Inc. 3,840 82,214
Heartland Express, Inc. 5,091 68,118
HEICO Corp. 1,700 458,864
HEICO Corp., Class A 2,633 550,350
Helios Technologies, Inc. 3,445 235,638
#Herc Holdings, Inc. 2,244 284,808
Hexcel Corp. 2,767 259,738
*Hillman Solutions Corp. 18,076 147,500
HNI Corp. 5,154 188,327
Honeywell International, Inc. 18,955 4,062,625
Howmet Aerospace, Inc. 6,473 1,573,198
Hub Group, Inc., Class A 3,647 159,848
Hubbell, Inc., Class B 4,808 2,443,281
*Hudson Technologies, Inc. 1,600 10,016
Huntington Ingalls Industries, Inc. 2,753 1,002,890
*Hurco Cos., Inc. 894 14,983
*Huron Consulting Group, Inc. 2,527 330,190
#*Hyliion Holdings Corp. 9,012 17,213
Hyster-Yale, Inc. 1,055 41,641
*IBEX Holdings, Ltd. 1,990 55,223
IDEX Corp. 5,283 1,150,902
*IES Holdings, Inc. 1,978 1,273,990
Illinois Tool Works, Inc. 12,896 3,327,297
Ingersoll Rand, Inc. 18,575 1,483,400
#*Innodata, Inc. 3,708 156,589
*Innovative Solutions and
Support, Inc. 2,031 44,682
Insteel Industries, Inc. 1,026 26,861
Interface, Inc., Class A 5,472 152,559
ITT, Inc. 3,057 655,237
Jacobs Solutions, Inc. 16,012 2,072,113
*Janus International Group, Inc. 2,721 14,149
JB Hunt Transport Services, Inc. 5,006 1,259,159
Shares Value†
INDUSTRIALS — (Continued)
Johnson Controls International
PLC 11,406 $ 1,665,618
#Kadant, Inc. 965 282,870
KBR, Inc. 21,383 801,649
Kelly Services, Inc., Class A 4,800 46,848
Kennametal, Inc. 4,019 155,575
Kforce, Inc. 1,166 52,715
*Kirby Corp. 2,027 305,145
Korn Ferry 7,428 493,516
*Kratos Defense & Security
Solutions, Inc. 9,416 593,679
*L.B. Foster Co., Class A 4 122
L3Harris Technologies, Inc. 7,770 2,490,674
Landstar System, Inc. 3,967 730,206
*Legalzoom.com, Inc. 16,069 103,645
Leidos Holdings, Inc. 15,208 2,269,338
Lennox International, Inc. 1,574 841,917
Leonardo DRS, Inc. 11,127 452,090
#*Limbach Holdings, Inc. 1,388 138,481
Lincoln Electric Holdings, Inc. 2,083 551,995
Lindsay Corp. 1,103 123,503
*Liquidity Services, Inc. 2,162 77,075
#*Loar Holdings, Inc. 4,743 266,177
LSI Industries, Inc. 1,467 35,663
Luxfer Holdings PLC 1,692 25,465
#*Lyft, Inc., Class A 49,958 706,906
*Manitowoc Co., Inc. (The) 6,246 84,883
#Marten Transport, Ltd. 3,609 54,424
Masco Corp. 15,137 1,087,139
*MasTec, Inc. 5,516 2,173,580
*Masterbrand, Inc. 4,234 38,021
*Matrix Service Co. 3,396 45,914
Matson, Inc. 321 55,992
Maximus, Inc. 10,179 667,946
*Mayville Engineering Co., Inc. 4 91
McGrath RentCorp 2,234 246,969
*Mercury Systems, Inc. 4,114 324,636
#*Microvast Holdings, Inc. 3,609 6,965
*Middleby Corp. (The) 5,185 727,767
Miller Industries, Inc. 952 45,686
MillerKnoll, Inc. 5,811 93,441
*Mistras Group, Inc. 2,895 54,658
#*Modine Manufacturing Co. 1,019 259,468
Moog, Inc., Class A 1,973 594,485
MSA Safety, Inc. 3,150 524,129
MSC Industrial Direct Co., Inc.,
Class A 5,034 514,827
Mueller Industries, Inc. 4,518 611,873
Mueller Water Products, Inc.,
Class A 6,093 169,934
*MYR Group, Inc. 1,264 511,680
*Nephros, Inc. 409 1,292
*Nextpower, Inc., Class A 23,263 2,771,321
NL Industries, Inc. 1,932 11,592
*NN, Inc. 20 46
Nordson Corp. 5,083 1,466,191
Northrop Grumman Corp. 4,899 2,838,873
*NPK International, Inc. 5,794 94,732

17
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
nVent Electric PLC 11,824 $ 1,689,650
*NWPX Infrastructure, Inc. 568 55,857
Old Dominion Freight Line, Inc. 5,349 1,136,288
Omega Flex, Inc. 509 16,044
*Onterris, Inc. 2,845 59,887
*OPENLANE, Inc. 11,262 354,077
*Optex Systems Holdings, Inc. 1,200 12,888
*Orion Energy Systems, Inc. 1,295 11,797
#*Orion Group Holdings, Inc. 8 109
Oshkosh Corp. 7,144 1,116,607
Otis Worldwide Corp. 16,026 1,248,105
Owens Corning 2,687 331,415
PACCAR, Inc. 27,906 3,315,233
Park Aerospace Corp. 908 30,745
Parker-Hannifin Corp. 2,040 1,855,217
Park-Ohio Holdings Corp. 4 116
*Parsons Corp. 15,743 793,605
#Paychex, Inc. 26,439 2,449,045
Paycom Software, Inc. 5,227 662,575
*Paylocity Holding Corp. 5,832 615,218
Pentair PLC 12,535 1,011,700
*Perma-Pipe International
Holdings, Inc. 205 6,710
*Pioneer Power Solutions, Inc. 4 16
#Pitney Bowes, Inc. 10,046 155,311
#*Planet Labs PBC 32,354 1,196,127
#*Plug Power, Inc. 94,021 294,286
#Powell Industries, Inc. 2,334 647,148
#*Power Solutions International,
Inc. 1,273 93,273
Preformed Line Products Co. 272 90,372
Primoris Services Corp. 3,784 685,472
*Proto Labs, Inc. 2,351 152,368
Quad/Graphics, Inc. 2,543 18,920
Quanex Building Products Corp. 869 17,328
Quanta Services, Inc. 1,439 1,047,261
*Radiant Logistics, Inc. 1,624 13,658
*RBC Bearings, Inc. 1,929 1,155,645
*RCM Technologies, Inc. 723 22,623
Regal Rexnord Corp. 4,526 973,226
*Resideo Technologies, Inc. 15,783 652,943
*Rocket Lab Corp. 8,162 673,447
Rockwell Automation, Inc. 6,852 2,801,851
Rollins, Inc. 10,652 593,636
RTX Corp. 34,787 6,124,947
Rush Enterprises, Inc., Class A 7,444 551,079
Rush Enterprises, Inc., Class B 814 59,308
#*RXO, Inc. 4,935 98,552
Ryder System, Inc. 2,415 612,855
*Saia, Inc. 738 331,229
Schneider National, Inc., Class B 3,870 120,318
Science Applications International
Corp. 6,621 640,714
Sensata Technologies Holding
PLC 6,138 255,586
*SES AI Corp. 6,325 6,641
*Shoals Technologies Group, Inc.,
Class A 21,203 168,352
*SIFCO Industries, Inc. 4 65
Shares Value†
INDUSTRIALS — (Continued)
Simpson Manufacturing Co., Inc. 3,165 $ 603,660
*SiteOne Landscape Supply, Inc. 3,350 422,268
Snap-on, Inc. 4,258 1,632,517
*Southland Holdings, Inc. 2,502 2,677
*SPX Technologies, Inc. 3,928 859,878
SS&C Technologies Holdings,
Inc. 24,816 1,719,749
*StandardAero, Inc. 16,616 413,074
Standex International Corp. 844 230,412
Stanley Black & Decker, Inc. 11,437 893,916
*Sterling Infrastructure, Inc. 2,222 1,145,708
*Sunrun, Inc. 23,826 303,305
#*Symbotic, Inc., Class A 881 52,067
#TaskUS, Inc., Class A 811 5,255
*Taylor Devices, Inc. 111 6,161
*Team, Inc. 709 12,372
*TechPrecision Corp. 2,743 11,575
#Tecnoglass, Inc. 2,668 114,937
Tennant Co. 1,826 151,631
Terex Corp. 13,149 817,868
Tetra Tech, Inc. 25,179 813,785
Textron, Inc. 13,930 1,336,723
#*Thermon Group Holdings, Inc. 1,278 77,306
#*TIC Solutions, Inc. 2,364 21,607
Timken Co. (The) 3,318 367,933
*Titan International, Inc. 2,365 18,021
*Titan Machinery, Inc. 2,050 42,866
Toro Co. (The) 8,769 834,546
Trane Technologies PLC 6,551 3,226,630
*Transcat, Inc. 781 59,434
TransDigm Group, Inc. 1,855 2,151,763
TransUnion 23,778 1,688,238
TriNet Group, Inc. 2,141 98,015
Trinity Industries, Inc. 6,855 223,542
*TrueBlue, Inc. 7,000 38,430
#*TTEC Holdings, Inc. 11,100 32,301
Tutor Perini Corp. 4,821 447,967
*Uber Technologies, Inc. 80,897 6,035,725
UFP Industries, Inc. 4,517 404,226
U-Haul Holding Co. 15,179 723,887
*U-Haul Holding Co. 770 39,547
UL Solutions, Inc., Class A 4,807 434,985
*Ultralife Corp. 8 55
UniFirst Corp. 815 208,241
Union Pacific Corp. 553 149,022
United Parcel Service, Inc., Class
B 20,039 2,180,243
United Rentals, Inc. 5,129 4,923,019
#*Upwork, Inc. 22,433 232,182
*V2X, Inc. 1,776 120,431
Valmont Industries, Inc. 824 418,625
Veralto Corp. 21,658 1,910,236
Verisk Analytics, Inc., Class A 8,683 1,601,927
*Verra Mobility Corp., Class A 17,464 258,991
Vertiv Holdings Co., Class A 13,533 4,445,455
*Vestis Corp. 7,978 77,546
*Vicor Corp. 1,683 453,181
#Virco Mfg. Corp. 2,179 13,205

18
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
INDUSTRIALS — (Continued)
*VirTra, Inc. 4 $ 18
#VSE Corp. 1,825 313,316
Wabash National Corp. 1,200 10,428
#Watsco, Inc. 1,950 853,788
Watts Water Technologies, Inc.,
Class A 2,265 679,862
Werner Enterprises, Inc. 1,737 64,043
WESCO International, Inc. 8,033 2,804,481
Westinghouse Air Brake
Technologies Corp. 7,138 1,926,475
*Willdan Group, Inc. 2,136 162,336
Willis Lease Finance Corp. 768 149,107
#WillScot Holdings Corp. 12,897 291,988
Woodward, Inc. 4,157 1,508,949
Worthington Enterprises, Inc. 2,769 150,274
WW Grainger, Inc. 2,512 2,917,311
*XPO, Inc. 4,745 1,044,517
Xylem, Inc. 10,121 1,195,897
Zurn Elkay Water Solutions Corp. 11,566 600,969
TOTAL INDUSTRIALS 281,757,804
INFORMATION TECHNOLOGY — (26.5%)
A10 Networks, Inc. 6,815 181,824
Accenture PLC, Class A 18,284 3,267,534
*ACI Worldwide, Inc. 6,437 278,207
*ACM Research, Inc., Class A 2,990 154,553
Adeia, Inc. 9,787 311,716
*Adobe, Inc. 8,420 2,072,162
*ADTRAN Holdings, Inc. 1,773 31,364
Advanced Energy Industries, Inc. 1,345 516,359
*Advanced Micro Devices, Inc. 30,115 10,675,466
*Agilysys, Inc. 1,780 114,027
*Alarm.com Holdings, Inc. 3,856 171,245
*Ambarella, Inc. 2,988 205,574
Amdocs, Ltd. 9,542 617,081
Amphenol Corp., Class A 21,258 3,130,666
*AmpliTech Group, Inc. 3,686 7,225
*Amtech Systems, Inc. 4,000 69,640
Analog Devices, Inc. 7,362 2,961,438
#*Appfolio, Inc., Class A 1,195 199,673
Apple, Inc. 441,413 119,777,418
Applied Materials, Inc. 21,466 8,468,122
*AppLovin Corp., Class A 7,457 3,328,432
*Arista Networks, Inc. 17,719 3,060,248
*Arrow Electronics, Inc. 6,497 1,220,332
*AstroNova, Inc. 4,600 62,560
#*Aurora Innovation, Inc., Class A 74,261 436,655
*Autodesk, Inc. 10,497 2,487,789
*AvePoint, Inc. 11,676 113,841
*Aviat Networks, Inc. 77 1,766
Avnet, Inc. 8,610 710,411
*Aware, Inc. 16,200 18,792
#*Axcelis Technologies, Inc. 3,391 471,722
*Backblaze, Inc., Class A 2,829 12,108
Badger Meter, Inc. 1,590 192,247
Bel Fuse, Inc., Class A 221 53,802
#Bel Fuse, Inc., Class B 240 66,202
Belden, Inc. 1,321 148,586
Benchmark Electronics, Inc. 1,881 154,336
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#Bentley Systems, Inc., Class B 17,689 $ 577,015
#*BILL Holdings, Inc. 9,562 363,356
*BK Technologies Corp. 708 68,223
*Blackbaud, Inc. 3,999 148,643
#*BlackLine, Inc. 3,432 107,250
*Box, Inc., Class A 6,737 163,035
Broadcom, Inc. 122,345 51,070,473
*Cadence Design Systems, Inc. 6,020 1,984,132
*Calix, Inc. 4,339 189,007
CDW Corp. 7,748 1,060,779
*Cerence, Inc. 3,942 35,872
*CEVA, Inc. 1,433 43,764
*Ciena Corp. 7,961 4,200,064
#*Cipher Digital, Inc. 21,524 381,836
*Cirrus Logic, Inc. 3,968 647,101
Cisco Systems, Inc. 106,198 9,717,117
#*Cleanspark, Inc. 25,271 316,646
Clear Secure, Inc., Class A 4,884 260,757
*Clearfield, Inc. 1,121 32,386
Climb Global Solutions, Inc. 1,024 17,080
*Coda Octopus Group, Inc. 4 45
Cognex Corp. 12,858 713,748
Cognizant Technology Solutions
Corp., Class A 23,199 1,227,227
*Cohu, Inc. 3,356 158,907
*Commvault Systems, Inc. 482 47,660
*Comtech Telecommunications
Corp. 14,100 49,632
*Consensus Cloud Solutions, Inc. 900 23,292
*Corsair Gaming, Inc. 6,322 42,926
#Crane NXT Co. 200 8,936
*Credo Technology Group
Holding, Ltd. 6,435 1,119,754
*Crexendo, Inc. 2,003 13,100
*Crowdstrike Holdings, Inc., Class
A 2,383 1,062,222
*CS Disco, Inc. 1,663 7,201
CSP, Inc. 1,020 9,476
*CVD Equipment Corp. 6,391 43,331
#*Daily Journal Corp. 137 72,440
*Daktronics, Inc. 3,003 59,039
*Data I/O Corp. 3,442 9,328
*Datadog, Inc., Class A 8,246 1,090,039
Dell Technologies, Inc., Class C 7,851 1,640,466
#*Diebold Nixdorf, Inc. 1,387 106,535
*Digi International, Inc. 2,310 129,452
#*Digital Turbine, Inc. 5,663 19,990
*Docusign, Inc., Class A 4,397 202,218
Dolby Laboratories, Inc., Class A 4,181 268,169
#*Dropbox, Inc., Class A 8,474 205,833
*DXC Technology Co. 4,403 49,842
*Dynatrace, Inc. 23,192 839,782
*eGain Corp. 2,095 15,838
*Electro-Sensors, Inc. 1,704 13,019
#*Enphase Energy, Inc. 8,277 272,810
Entegris, Inc. 5,814 821,983
#*EPAM Systems, Inc. 5,132 583,919
ePlus, Inc. 2,214 187,504

19
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
*Everpure, Inc., Class A 11,933 $ 852,613
*F5, Inc. 4,187 1,356,169
*Fabrinet 729 498,250
*Fair Isaac Corp. 544 557,600
*Fastly, Inc., Class A 5,527 139,584
*Five9, Inc. 2,006 34,503
*Flex, Ltd. 15,118 1,384,053
*FormFactor, Inc. 2,121 288,308
*Fortinet, Inc. 31,183 2,629,039
Franklin Wireless Corp. 4 15
#*Frequency Electronics, Inc. 2,300 115,368
Gen Digital, Inc. 62,242 1,200,648
*GoDaddy, Inc., Class A 3,486 302,550
*Grid Dynamics Holdings, Inc. 4,701 26,749
*Guidewire Software, Inc. 2,929 405,344
#Hackett Group, Inc. (The) 73 942
*Harmonic, Inc. 11,366 129,913
Hewlett Packard Enterprise Co. 86,787 2,496,862
HP, Inc. 46,998 980,378
*HubSpot, Inc. 254 56,327
#*I3 Verticals, Inc., Class A 1,487 33,532
*Ichor Holdings, Ltd. 1,500 98,955
*Identiv, Inc. 3,299 15,637
#*indie Semiconductor, Inc.,
Class A 516 2,327
Information Services Group, Inc. 3,309 13,501
*Insight Enterprises, Inc. 1,446 105,413
*Intapp, Inc. 2,004 44,990
*Intel Corp. 70,910 6,699,577
*Intellicheck, Inc. 8 64
#InterDigital, Inc. 1,256 372,479
International Business Machines
Corp. 38,106 8,801,724
Intuit, Inc. 6,216 2,414,916
*Inuvo, Inc. 4,096 7,660
#*IonQ, Inc. 24,242 1,093,799
*IPG Photonics Corp. 2,653 315,495
*Itron, Inc. 3,867 324,055
Jabil, Inc. 4,763 1,607,465
*Keysight Technologies, Inc. 4,887 1,710,010
*Kimball Electronics, Inc. 2,500 67,525
KLA Corp. 4,221 7,388,227
#*Klaviyo, Inc., Class A 3,637 73,067
Kulicke & Soffa Industries, Inc. 2,054 175,617
*KVH Industries, Inc. 2,712 24,679
*Kyndryl Holdings, Inc. 6,155 85,062
Lam Research Corp. 21,845 5,632,952
*Lantronix, Inc. 2,672 17,929
*Lattice Semiconductor Corp. 4,632 566,401
*LGL Group, Inc. (The) 203 1,411
#*Life360, Inc. 1,868 80,492
*LiveRamp Holdings, Inc. 7,895 230,771
*Lumentum Holdings, Inc. 12 10,828
*MACOM Technology Solutions
Holdings, Inc. 1,579 444,662
*Manhattan Associates, Inc. 3,435 473,652
Marvell Technology, Inc. 15,759 2,602,599
*MaxLinear, Inc., Class A 7,644 540,813
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
Methode Electronics, Inc. 4,531 $ 36,339
Microsoft Corp. 123,332 50,292,323
#*Mirion Technologies, Inc., Class
A 22,593 446,212
*Mitek Systems, Inc. 5,541 77,352
MKS, Inc. 2,855 810,106
*MongoDB, Inc., Class A 4,879 1,223,800
Monolithic Power Systems, Inc. 1,127 1,819,440
Motorola Solutions, Inc. 6,875 3,018,331
*M-Tron Industries, Inc., Class M 310 20,702
#*Myseum.ai, Inc. 3,061 5,755
Napco Security Technologies, Inc. 3,121 145,907
NetApp, Inc. 15,442 1,710,510
*NETGEAR, Inc. 3,478 87,889
*NetScout Systems, Inc. 6,217 209,513
*NetSol Technologies, Inc. 4,006 13,620
*Novanta, Inc. 2,369 306,857
*Nutanix, Inc., Class A 13,702 560,275
NVIDIA Corp. 709,493 141,593,517
*Okta, Inc., Class A 14,185 1,044,725
OneSpan, Inc. 3,401 39,384
*Onto Innovation, Inc. 1,791 528,452
*Ooma, Inc. 865 14,117
*Optical Cable Corp. 401 4,130
Oracle Corp. 35,429 5,717,886
#*Ouster, Inc. 1,862 50,200
*Palantir Technologies, Inc.,
Class A 22,760 3,166,144
*Palo Alto Networks, Inc. 11,076 1,986,148
#*PAR Technology Corp. 978 13,144
PC Connection, Inc. 2,323 148,068
*PDF Solutions, Inc. 2,174 93,156
Pegasystems, Inc. 11,239 410,785
*Penguin Solutions, Inc. 5,426 165,005
*Photronics, Inc. 3,582 177,237
*Plexus Corp. 1,262 316,232
Power Integrations, Inc. 2,135 155,236
*Powerfleet, Inc. 11,561 37,226
*Procore Technologies, Inc. 7,263 410,941
*Progress Software Corp. 1,448 40,327
*PTC, Inc. 8,825 1,202,848
*Q2 Holdings, Inc. 2,596 131,747
Qnity Electronics, Inc. 2,857 401,866
QUALCOMM, Inc. 43,976 7,897,210
*Qualys, Inc. 1,704 148,129
Ralliant Corp. 5,608 254,828
*Rambus, Inc. 7,862 904,995
*Red Violet, Inc. 808 30,243
*Research Solutions, Inc. 3,943 10,015
*RF Industries, Ltd. 568 8,253
*Ribbon Communications, Inc. 3,335 8,804
Richardson Electronics, Ltd. 1,680 24,192
*Rimini Street, Inc. 5,520 18,823
RingCentral, Inc., Class A 5,915 237,901
#*Riot Platforms, Inc. 21,670 373,591
Roper Technologies, Inc. 1,652 586,146
*Rubrik, Inc., Class A 1,817 96,628
Salesforce, Inc. 21,161 3,735,551

20
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
INFORMATION TECHNOLOGY — (Continued)
#*Samsara, Inc., Class A 9,730 $ 279,640
*Sandisk Corp. 1,170 1,282,917
*ScanSource, Inc. 2,134 87,750
*Semtech Corp. 588 61,769
*SentinelOne, Inc., Class A 16,671 236,061
*ServiceNow, Inc. 11,134 983,244
*Silicon Laboratories, Inc. 2,622 570,809
*SiTime Corp. 719 404,186
#Skyworks Solutions, Inc. 8,089 567,605
*Snowflake, Inc., Class A 8 1,092
*Sono-Tek Corp. 1,242 6,806
*Sprinklr, Inc., Class A 10,428 51,306
#*Super Micro Computer, Inc. 34,493 945,108
*Synaptics, Inc. 3,669 343,382
*Synopsys, Inc. 3,812 1,839,671
#*T Stamp, Inc., Class A 4,117 10,416
TD SYNNEX Corp. 6,694 1,527,437
TE Connectivity PLC 15,379 3,255,119
*Teledyne Technologies, Inc. 1,531 988,796
*Telos Corp. 7,829 33,430
*Teradata Corp. 7,418 195,464
Teradyne, Inc. 5,924 2,034,716
*TransAct Technologies, Inc. 4 13
*Trimble, Inc. 16,515 1,111,790
#*Trio-Tech International 416 5,853
#*Turtle Beach Corp. 8 92
*Twilio, Inc., Class A 12,883 1,907,457
*Tyler Technologies, Inc. 312 106,436
#*UiPath, Inc., Class A 42,413 436,854
#*Ultra Clean Holdings, Inc. 2,300 179,745
*Unity Software, Inc. 35,578 939,971
#Universal Display Corp. 1,858 161,813
#*Varonis Systems, Inc., Class B 149 3,919
#*Veeco Instruments, Inc. 5,554 276,867
*Vertex, Inc., Class A 3,402 42,083
*Viant Technology, Inc., Class A 1,922 20,873
*Viasat, Inc. 10,703 705,435
*Viavi Solutions, Inc. 10,108 529,659
*Vistance Networks, Inc. 10,828 138,544
Vontier Corp. 15,603 559,836
*WidePoint Corp. 446 2,828
*Workday, Inc., Class A 638 78,091
*Xperi, Inc. 7,000 46,830
*Yext, Inc. 6,120 23,623
*Zebra Technologies Corp. 3,750 848,475
#*Zeta Global Holdings Corp.,
Class A 14,287 263,167
*Zoom Communications, Inc.,
Class A 18,372 1,784,840
*Zscaler, Inc. 1,283 167,662
TOTAL INFORMATION
TECHNOLOGY 562,803,064
MATERIALS — (2.6%)
Albemarle Corp. 8,038 1,581,075
Amcor PLC 34,091 1,296,822
*Ampco-Pittsburgh Corp. 751 8,201
AptarGroup, Inc. 5,686 703,244
Ardagh Metal Packaging SA 30,645 117,983
Shares Value†
MATERIALS — (Continued)
Ashland, Inc. 3,835 $ 204,252
Avery Dennison Corp. 9,684 1,587,498
Avient Corp. 9,686 359,157
*Axalta Coating Systems, Ltd. 29,144 828,855
Balchem Corp. 2,403 388,373
Ball Corp. 26,950 1,646,106
Caledonia Mining Corp. PLC 1,160 26,564
Celanese Corp., Class A 3,788 256,675
*Coeur Mining, Inc. 21,852 392,680
Commercial Metals Co. 5,205 358,937
*Compass Minerals International,
Inc. 3,465 92,550
*Core Molding Technologies, Inc. 714 19,242
Corteva, Inc. 34,288 2,777,671
Crown Holdings, Inc. 13,762 1,352,942
DuPont de Nemours, Inc. 34,266 1,564,586
Ecolab, Inc. 20,776 5,414,227
Element Solutions, Inc. 37,368 1,591,503
Flexible Solutions International,
Inc. 3,528 21,874
#*Flotek Industries, Inc. 2,349 39,698
Greif, Inc., Class A 2,159 140,853
Greif, Inc., Class B 953 76,469
Hawkins, Inc. 2,004 335,570
HB Fuller Co. 4,955 299,877
Hecla Mining Co. 50,433 908,803
Huntsman Corp. 16,228 233,196
*Ingevity Corp. 1,824 138,971
Innospec, Inc. 2,570 195,988
International Flavors &
Fragrances, Inc. 17,980 1,262,196
International Paper Co. 9,239 281,050
*Intrepid Potash, Inc. 1,578 62,441
*Ivanhoe Electric, Inc. 8,055 103,346
Kaiser Aluminum Corp. 631 107,541
#*Knife River Corp. 3,657 338,455
Koppers Holdings, Inc. 1,760 71,861
Louisiana-Pacific Corp. 4,932 356,041
Martin Marietta Materials, Inc. 18 11,143
Materion Corp. 1,401 257,518
Mativ Holdings, Inc. 6,700 62,176
*McEwen, Inc. 2,859 61,983
Minerals Technologies, Inc. 3,011 216,611
Mosaic Co. (The) 14,113 328,410
#*MP Materials Corp. 9,286 613,247
Myers Industries, Inc. 5,236 107,914
NewMarket Corp. 805 543,874
Newmont Corp. 35,058 3,894,593
Nexa Resources SA 3,550 53,641
Nucor Corp. 6,501 1,464,610
Packaging Corp. of America 3,942 841,420
*Perimeter Solutions, Inc. 17,024 515,827
PPG Industries, Inc. 15,794 1,713,649
#Quaker Chemical Corp. 2,507 340,676
*Ranpak Holdings Corp., Class A 13,900 70,751
Reliance, Inc. 7,471 2,708,238
Royal Gold, Inc. 8,558 1,997,266
RPM International, Inc. 19,744 2,011,716

21
Dimensional US Sustainability Core 1 ETF
continued
Shares Value†
MATERIALS — (Continued)
Ryerson Holding Corp. 7,820 $ 216,692
Scotts Miracle-Gro Co. (The) 4,247 266,287
Sensient Technologies Corp. 3,079 349,898
Sherwin-Williams Co. (The) 13,913 4,474,560
Silgan Holdings, Inc. 9,767 396,052
Smurfit Westrock PLC 17,388 667,525
Solstice Advanced Materials, Inc. 5,926 485,636
Sonoco Products Co. 6,733 336,381
Southern Copper Corp. 1,457 250,152
Steel Dynamics, Inc. 5,197 1,188,346
Stepan Co. 2,918 145,988
Sylvamo Corp. 3,313 141,564
TriMas Corp. 5,828 215,753
Vulcan Materials Co. 5,669 1,710,564
Worthington Steel, Inc. 5,503 211,480
TOTAL MATERIALS 56,415,514
REAL ESTATE — (0.3%)
*AMREP Corp. 4 110
*CBRE Group, Inc., Class A 12,706 1,813,527
*CKX Lands, Inc. 1,200 13,914
*Compass, Inc., Class A 29,738 225,117
*Comstock Holding Cos., Inc.,
Class A 379 6,064
*CoStar Group, Inc. 2,993 103,588
*Cushman & Wakefield, Ltd. 21,076 295,907
*Douglas Elliman, Inc. 15,000 30,150
*Five Point Holdings LLC, Class A 20 100
*Forestar Group, Inc. 3,063 86,560
*Howard Hughes Holdings, Inc. 994 61,896
*Jones Lang LaSalle, Inc. 4,832 1,537,204
Marcus & Millichap, Inc. 3,524 97,932
Newmark Group, Inc., Class A 14,163 228,308
#*Opendoor Technologies, Inc. 59,786 321,649
*RE/MAX Holdings, Inc., Class A 1,840 19,688
#*Seaport Entertainment Group,
Inc. 426 9,496
St. Joe Co. (The) 136 8,782
*Stratus Properties, Inc. 654 19,790
*Zillow Group, Inc., Class A 1,568 69,948
*Zillow Group, Inc., Class C 12,441 552,380
TOTAL REAL ESTATE 5,502,110
UTILITIES — (0.9%)
American States Water Co. 3,598 270,893
#American Water Works Co., Inc. 17,356 2,228,858
Artesian Resources Corp., Class
A 1,300 40,703
Atmos Energy Corp. 7,619 1,447,458
California Water Service Group 5,719 241,571
Chesapeake Utilities Corp. 984 124,102
Clearway Energy, Inc., Class A 1,115 45,079
Clearway Energy, Inc., Class C 3,519 142,027
Consolidated Edison, Inc. 14,109 1,573,012
Shares Value†
UTILITIES — (Continued)
Consolidated Water Co., Ltd.,
Class OR 767 $ 24,582
Constellation Energy Corp. 4,055 1,269,215
Edison International 33,128 2,302,065
Essential Utilities, Inc. 18,752 716,326
Eversource Energy 33,245 2,350,421
Exelon Corp. 39,786 1,829,758
Genie Energy, Ltd., Class B 2,930 40,932
#H2O America 4,172 234,425
#MDU Resources Group, Inc. 11,044 248,821
Middlesex Water Co. 1,877 95,502
New Jersey Resources Corp. 16,333 919,711
Northwest Natural Holding Co. 4,105 217,565
ONE Gas, Inc. 4,192 374,010
#Ormat Technologies, Inc. 6,239 716,861
Public Service Enterprise Group,
Inc. 3,109 253,881
*Pure Cycle Corp. 4 46
#RGC Resources, Inc. 4 91
Southwest Gas Holdings, Inc. 6,954 654,024
Spire, Inc. 5,260 479,607
*Spruce Power Holding Corp. 4,751 15,821
UGI Corp. 22,974 829,132
Unitil Corp. 1,212 63,582
York Water Co. (The) 1,200 34,824
TOTAL UTILITIES 19,784,905
TOTAL COMMON STOCKS 2,069,583,313
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*GameStop Corp. 10/30/26 2,821 10,353
FINANCIALS — (0.0%)
*Hologic, Inc. CVR 04/09/29 16,873 169
HEALTH CARE — (0.0%)
*<ABIOMED, Inc. CVR 01/04/27 4 62
*<Imara, Inc. CVR 01/04/27 12 5
*<Opiant Pharma, Inc. CVR
01/04/27 4 –
*<Poseida Therapeutics, Inc.
CVR 01/02/29 3,400 4,862
TOTAL HEALTH CARE 4,929
INFORMATION TECHNOLOGY — (0.0%)
#*Gen Digital, Inc. CVR 01/04/27 200 82
TOTAL RIGHTS/WARRANTS 15,533
TOTAL INVESTMENT SECURITIES — (97.5%)
(Cost $1,540,506,196) 2,069,598,846
SECURITIES LENDING COLLATERAL — (2.5%)
@§The DFA Short Term
Investment Fund 4,516,767 52,258,992
TOTAL INVESTMENTS — ( 100.0% )
(Cost $1,592,765,188) $ 2,121,857,838

22
Dimensional US Sustainability Core 1 ETF
continued
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ......... $ 212,198,632 $ — $ — $ 212,198,632
Consumer Discretionary .......... 239,241,038 — — 239,241,038
Consumer Staples .............. 91,032,681 — — 91,032,681
Energy ....................... 42,284,101 — — 42,284,101
Financials ..................... 348,012,145 — — 348,012,145
Health Care ................... 210,551,319 — — 210,551,319
Industrials ..................... 281,757,804 — — 281,757,804
Information Technology .......... 562,803,064 — — 562,803,064
Materials ..................... 56,415,514 — — 56,415,514
Real Estate .................... 5,502,110 — — 5,502,110
Utilities ....................... 19,784,905 — — 19,784,905
Rights/Warrants
Consumer Discretionary .......... 10,353 — — 10,353
Financials ..................... — 169 — 169
Health Care ................... — — 4,929 4,929
Information Technology .......... 82 — — 82
Securities Lending Collateral ........ — 52,258,992 — 52,258,992
Total Investments .................
$2,069,593,748 $52,259,161 $4,929> $2,121,857,838
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/
or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

23
Dimensional International Sustainability Core 1 ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value †
COMMON STOCKS — (96.2%)
AUSTRALIA — (4.8%)
*29Metals, Ltd. 45,378 $ 7,830
Acrow, Ltd. 224 142
#Adairs, Ltd., Class B 24,856 23,231
*Aeris Resources, Ltd. 17,506 4,846
*Alkane Resources, Ltd. 220 241
*Alkane Resources, Ltd. 1,910 2,060
ALS, Ltd., Registered 21,898 335,022
#*AMA Group, Ltd. 4,589 1,947
#Amotiv, Ltd. 15,803 73,055
AMP, Ltd. 300,382 315,300
Ampol, Ltd. 26,291 664,779
ANZ Group Holdings, Ltd. 79,700 2,100,052
*Arafura Rare Earths, Ltd. 37,377 9,674
ARB Corp., Ltd. 4,290 57,368
Aristocrat Leisure, Ltd. 25,228 857,547
#Atlas Arteria, Ltd., Class B 43,991 151,811
*Aurelia Metals, Ltd. 3,676 766
Aussie Broadband, Ltd. 18,776 71,815
*Austal, Ltd. 44,298 131,214
Austin Engineering, Ltd. 932 124
#Australian Clinical Labs, Ltd. 28,118 38,207
Australian Ethical Investment,
Ltd. 7,728 22,391
Autosports Group, Ltd. 80 139
*Baby Bunting Group, Ltd. 15,246 15,839
Bank of Queensland, Ltd. 88,306 426,001
#Bapcor, Ltd. 36,065 14,650
#Beacon Lighting Group, Ltd. 8,034 8,924
Bega Cheese, Ltd. 22,615 89,425
*Bellevue Gold, Ltd. 92,111 98,341
Bendigo & Adelaide Bank, Ltd. 26,154 201,008
#*Black Cat Syndicate, Ltd. 3,972 3,155
Brambles, Ltd. 98,931 1,609,588
#Bravura Solutions, Ltd. 29,569 45,068
#Breville Group, Ltd. 14,899 320,706
Capricorn Metals, Ltd. 16,608 135,284
CAR Group, Ltd. 17,951 327,421
*Catalyst Metals, Ltd. 20,713 76,989
#*Catapult Sports, Ltd. 3,587 8,407
Cedar Woods Properties, Ltd. 11,161 59,539
Challenger, Ltd. 76,058 466,983
#Champion Iron, Ltd. 52,858 177,470
#*Chrysos Corp., Ltd. 3,085 16,657
*ClearView Wealth, Ltd. 408 186
Cochlear, Ltd. 4,390 296,681
Codan, Ltd. 9,698 290,608
Cogstate, Ltd. 60 107
Coles Group, Ltd. 39,388 626,110
Commonwealth Bank of
Australia 33,117 4,134,744
Computershare, Ltd. 42,424 920,510
CSL, Ltd. 485 43,367
Dalrymple Bay Infrastructure,
Ltd. 58,127 226,504
Shares Value †
AUSTRALIA — (Continued)
#Data#3, Ltd. 22,149 $ 127,870
*Develop Global, Ltd. 21,638 81,983
Dicker Data, Ltd. 17,005 108,442
Domino's Pizza Enterprises,
Ltd., Class B 3,321 39,324
Downer EDI, Ltd. 40,425 215,360
Duratec, Ltd. 14 28
#Eagers Automotive, Ltd. 15,227 262,738
*<Elanor Investor Group 84 9
#*Electro Optic Systems
Holdings, Ltd., Class B 5,344 34,809
*Elevra Lithium, Ltd. 512 4,999
*Emeco Holdings, Ltd. 34,962 28,404
*Emerald Resources NL 44,290 184,048
#Endeavour Group, Ltd. 88,138 212,278
EQT Holdings, Ltd. 2,778 38,986
Evolution Mining, Ltd. 58,135 497,373
Fenix Resources, Ltd. 778 176
Fiducian Group, Ltd. 20 128
#Finbar Group, Ltd. 252 134
FleetPartners Group, Ltd. 14,841 24,968
Fleetwood, Ltd. 708 850
#Flight Centre Travel Group,
Ltd. 16,652 121,994
Fortescue, Ltd. 75,710 1,069,581
G8 Education, Ltd. 24,875 3,040
*Genesis Minerals, Ltd. 47,798 199,657
GR Engineering Services, Ltd. 12,824 41,673
GrainCorp, Ltd., Class A 34,516 153,358
*Greatland Resources, Ltd. 14,055 135,101
GWA Group, Ltd. 33,755 48,536
Hansen Technologies, Ltd. 12,672 45,735
Harvey Norman Holdings, Ltd. 34,136 110,439
Healius, Ltd. 50,755 18,428
Helia Group, Ltd. 40,615 156,512
HUB24, Ltd., Registered 5,655 338,791
*IGO, Ltd. 61,968 331,020
Imdex, Ltd. 61,940 178,572
*Immutep, Ltd. 40,010 1,697
Insurance Australia Group, Ltd. 150,209 811,024
Integral Diagnostics, Ltd. 24,208 38,812
#IPH, Ltd. 35,245 91,982
IRESS, Ltd. 27,670 133,484
IVE Group, Ltd. 13,780 25,659
JB Hi-Fi, Ltd. 10,713 592,907
*Judo Capital Holdings, Ltd. 131,988 135,222
#Jumbo Interactive, Ltd.,
Registered 7,393 39,332
Jupiter Mines, Ltd. 7,887 1,559
#*Kelly Partners Group
Holdings, Ltd. 16 50
Kingsgate Consolidated, Ltd. 12,945 57,237
#Kogan.com, Ltd. 8,715 23,120
L1 Group, Ltd. 40,383 32,517
Lendlease Corp., Ltd. 66,089 159,174

24
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
AUSTRALIA — (Continued)
#Lindsay Australia, Ltd. 4,760 $ 2,036
Lottery Corp., Ltd. (The) 160,019 635,051
Lovisa Holdings, Ltd. 5,367 91,256
Lycopodium, Ltd. 2,290 20,942
*Lynas Rare Earths, Ltd. 47,424 648,154
Macmahon Holdings, Ltd. 189,210 99,304
Macquarie Group, Ltd. 6,917 1,169,045
*Macquarie Technology
Group, Ltd. 399 20,080
Mader Group, Ltd. 812 4,390
Magellan Financial Group, Ltd. 34,724 254,641
#McMillan Shakespeare, Ltd. 8,368 94,875
Medibank Pvt., Ltd. 194,371 655,394
#*Mesoblast, Ltd. 35,588 54,242
Metcash, Ltd. 191,665 374,809
*Mineral Resources, Ltd. 7,582 347,288
Monadelphous Group, Ltd. 12,179 244,820
MyState, Ltd. 9,620 31,884
#*Nanosonics, Ltd. 7,089 17,685
National Australia Bank, Ltd. 78,640 2,254,740
Netwealth Group, Ltd. 16,011 271,201
#*Neuren Pharmaceuticals,
Ltd. 5,989 53,650
NIB Holdings, Ltd. 72,071 344,572
#Nick Scali, Ltd. 6,464 69,198
Northern Star Resources, Ltd. 27,657 417,563
*Nuix, Ltd. 11,982 12,965
#Objective Corp., Ltd. 2,291 18,810
#*Ora Banda Mining, Ltd. 133,607 126,795
Orica, Ltd. 30,128 455,087
Orora, Ltd. 67,873 63,924
Peet, Ltd. 24,556 31,602
Perenti, Ltd. 169,759 225,789
Perpetual, Ltd. 7,680 91,492
Perseus Mining, Ltd. 156,126 609,499
*PEXA Group, Ltd. 11,808 106,541
#Pinnacle Investment
Management Group, Ltd. 892 9,504
*PLS Group, Ltd. 129,617 560,992
Praemium, Ltd. 11,376 5,562
Premier Investments, Ltd. 4,067 35,936
Pro Medicus, Ltd. 4,789 462,745
#Propel Funeral Partners, Ltd. 9,922 27,036
PWR Holdings, Ltd. 4,047 25,168
QBE Insurance Group, Ltd. 156,069 2,506,673
Ramelius Resources, Ltd. 84,168 203,322
Ramsay Health Care, Ltd. 12,488 349,971
#REA Group, Ltd. 3,521 429,961
Regis Healthcare, Ltd. 5,341 25,459
Regis Resources, Ltd. 102,220 508,557
Reliance Worldwide Corp., Ltd. 64,126 149,836
*Resolute Mining, Ltd. 137,959 115,055
Rio Tinto, Ltd. 2,313 278,374
*Sandfire Resources, Ltd. 58,442 685,294
SEEK, Ltd. 18,923 188,289
Servcorp, Ltd. 4,434 20,657
Service Stream, Ltd. 71,776 100,626
Shaver Shop Group, Ltd. 88 88
Shares Value †
AUSTRALIA — (Continued)
Sigma Healthcare, Ltd. 177,026 $ 355,091
Sims, Ltd. 11,428 169,910
*SiteMinder, Ltd. 1,372 2,999
SmartGroup Corp., Ltd. 23,165 150,223
Sonic Healthcare, Ltd. 23,985 340,913
Southern Cross Electrical
Engineering, Ltd. 12,185 33,202
SRG Global, Ltd. 56,710 117,422
*St. Barbara, Ltd. 32,923 14,557
Steadfast Group, Ltd. 88,853 270,854
Suncorp Group, Ltd. 65,697 808,153
Super Retail Group, Ltd. 17,096 145,404
Supply Network, Ltd. 80 1,822
#*Syrah Resources, Ltd. 18,272 1,511
Tabcorp Holdings, Ltd. 216,954 175,476
Technology One, Ltd. 40,885 822,744
*Temple & Webster Group,
Ltd. 2,147 8,706
Transurban Group 43,924 442,107
Treasury Wine Estates, Ltd.,
Class B 27,908 86,879
#*Tyro Payments, Ltd. 47,653 25,010
Universal Store Holdings, Ltd. 64 339
Vault Minerals, Ltd. 41,794 134,914
Ventia Services Group Pty,
Ltd. 82,401 313,983
ΩViva Energy Group, Ltd. 143,252 253,358
#*Vulcan Energy Resources,
Ltd. 29,206 81,261
Vulcan Steel, Ltd. 10,344 38,076
Wagners Holding Co., Ltd. 3,506 11,494
*WEB Travel Group, Ltd. 28,012 53,369
Wesfarmers, Ltd. 24,818 1,301,102
*West African Resources, Ltd. 42,937 91,065
Westgold Resources, Ltd. 117,631 452,453
Westgold Resources, Ltd. 3,372 13,205
Westpac Banking Corp. 103,664 2,869,370
*Wildcat Resources, Ltd. 4,795 2,017
WiseTech Global, Ltd. 2,054 63,085
Woolworths Group, Ltd. 46,832 1,157,904
Worley, Ltd. 42,998 365,396
#*Xero, Ltd. 10,866 625,280
TOTAL AUSTRALIA 50,878,036
AUSTRIA — (0.5%)
ANDRITZ AG 6,386 541,605
ΩBAWAG Group AG 9,977 1,705,200
CA Immobilien Anlagen AG 1,389 44,319
DO & CO AG 481 97,613
Erste Group Bank AG 11,681 1,290,764
*Eurotelesites AG 8,598 47,403
EVN AG 796 27,032
*FACC AG 1,097 16,909
Palfinger AG 1,104 45,327
Porr AG 1,547 70,773
Raiffeisen Bank International
AG, Class V 2,287 124,480
SBO AG 1,050 45,511
Strabag SE, Class BR 2,073 218,586

25
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
AUSTRIA — (Continued)
Telekom Austria AG, Class A 7,744 $ 87,934
#*UBM Development AG 8 160
Verbund AG 3,946 296,941
Vienna Insurance Group AG
Wiener Versicherung Gruppe 2,602 195,345
Wienerberger AG 7,464 215,739
TOTAL AUSTRIA 5,071,641
BELGIUM — (0.9%)
Anheuser-Busch InBev SA/NV 9,610 725,981
*Argenx SE 18 14,105
*Argenx SE, Sponsored ADR 1,587 1,240,589
Barco NV 4,183 46,738
Bekaert SA 2,159 106,243
*bpost SA 8,494 18,035
Cie d'Entreprises CFE 8 106
#Colruyt Group NV 5,401 208,062
Deceuninck NV 96 241
D'ieteren Group 1,780 366,657
*Elia Group SA/NV, Class B 3,393 562,794
EVS Broadcast Equipment SA 842 37,039
Fagron 7,801 219,623
Ion Beam Applications 71 1,114
Jensen-Group NV 4 322
KBC Group NV 19,421 2,580,035
Lotus Bakeries NV 36 433,277
Melexis NV 1,873 156,764
Proximus SADP 17,985 137,343
#Recticel SA 3,506 41,538
#Syensqo SA 3,580 236,643
Tessenderlo Group SA 1,399 35,037
UCB SA 7,474 2,027,014
Umicore SA 12,992 261,827
Van de Velde NV 8 307
VGP NV 1,564 160,165
Viohalco SA 76 1,302
TOTAL BELGIUM 9,618,901
CANADA — (11.4%)
*5N Plus, Inc. 12,943 311,617
Acadian Timber Corp. 20 253
*ACT Energy Technologies,
Ltd. 3,800 18,957
ADENTRA, Inc. 2,580 64,656
Aecon Group, Inc. 5,011 183,932
AGF Management, Ltd., Class
B 3,200 38,087
Agnico Eagle Mines, Ltd. 19,517 3,673,295
Agnico Eagle Mines, Ltd. 16 3,003
#AirBoss of America Corp. 56 286
Alamos Gold, Inc., Class B 50,383 2,012,297
*Allied Gold Corp. 917 27,515
AltaGas, Ltd. 24,860 929,853
#Altus Group, Ltd. 3,528 117,056
Amerigo Resources, Ltd. 765 3,226
Andrew Peller, Ltd., Class A 56 231
*Aritzia, Inc., Class B 10,642 1,120,964
Atco, Ltd., Class I 6,347 317,606
AtkinsRealis Group, Inc. 15,673 1,079,296
*ATS Corp. 3,175 103,029
Shares Value †
CANADA — (Continued)
*ATS Corp. 2,268 $ 73,434
*AutoCanada, Inc. 1,219 20,652
B2Gold Corp. 41,588 187,146
B2Gold Corp. 8,769 39,557
Badger Infrastructure
Solutions, Ltd. 2,204 106,387
Bank of Montreal 9,729 1,479,781
Bank of Montreal 14,873 2,260,180
Bank of Nova Scotia (The) 5,716 443,808
#Bank of Nova Scotia (The) 36,397 2,831,687
#*Bausch Health Cos., Inc. 10,838 61,993
BCE, Inc. 6,043 143,702
#BCE, Inc. 340 8,063
Bird Construction, Inc. 7,855 289,073
Black Diamond Group, Ltd. 4,248 52,901
#*BlackBerry, Ltd. 12,283 66,329
#*BlackBerry, Ltd. 7,697 41,564
*Bombardier, Inc., Class A 204 43,375
*Bombardier, Inc., Class B 8,241 1,747,617
Boralex, Inc., Class A 13,056 352,611
BOYD GROUP, Inc. 1,689 208,361
Brookfield Corp., ADR 51,738 2,334,419
Brookfield Corp., Class A 2,366 106,645
Brookfield Infrastructure Corp. 8,734 323,158
#Brookfield Renewable Corp. 14,025 508,547
*Brookfield Wealth Solutions,
Ltd. 1,718 77,533
*Brookfield Wealth Solutions,
Ltd. 60 2,704
BRP, Inc. 2,951 165,108
*CAE, Inc. 21,060 549,877
Calian Group, Ltd. 1,521 78,995
#Cameco Corp. 99 12,145
Cameco Corp. 7,562 930,429
Canaccord Genuity Group, Inc. 1,072 9,333
*Canada Goose Holdings, Inc. 5,022 57,150
*Canada Goose Holdings, Inc. 63 716
#Canadian Imperial Bank of
Commerce 25,914 2,887,856
Canadian Imperial Bank of
Commerce 7,394 823,384
Canadian Tire Corp., Ltd.,
Class A 5,557 771,268
Canadian Utilities, Ltd., Class
A 8,115 289,102
*Canfor Corp. 5,386 47,881
#*Capstone Copper Corp. 16,330 135,813
Cascades, Inc. 5,274 41,693
CCL Industries, Inc., Class B 16,634 1,048,317
*Celestica, Inc. 93 38,104
*Celestica, Inc. 6,915 2,832,315
Centerra Gold, Inc. 37,279 647,473
CES Energy Solutions Corp. 35,080 498,455
CGI, Inc. 8,582 561,606
Cogeco Communications, Inc. 2,342 108,299
Cogeco, Inc. 186 8,627
Colliers International Group,
Inc. 4,947 517,357
Constellation Software, Inc. 589 1,070,547

26
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
CANADA — (Continued)
Corby Spirit and Wine, Ltd. 46 $ 497
Definity Financial Corp. 11,396 579,805
*Descartes Systems Group,
Inc. (The) 2,370 170,901
*Docebo, Inc. 390 7,441
Dollarama, Inc. 15,576 1,986,624
Doman Building Materials
Group, Ltd. 7,521 56,914
DPM Metals, Inc. 7,704 258,158
DREAM Unlimited Corp.,
Class A 3,200 43,494
Dye & Durham, Ltd. 1,690 4,346
Dynacor Group, Inc. 24 102
E-L Financial Corp., Ltd. 10,686 133,860
Eldorado Gold Corp. 22,841 710,127
Eldorado Gold Corp., Class B 86 2,652
Element Fleet Management
Corp. 65,728 1,566,056
Empire Co., Ltd., Class A 16,172 552,493
Enbridge, Inc. 26,932 1,492,571
Enbridge, Inc. 17 941
*Endeavour Silver Corp. 1,110 10,245
Enerflex, Ltd. 5,540 148,583
Enerflex, Ltd. 20,152 539,667
*Ensign Energy Services, Inc. 3,759 10,577
EQB, Inc. 4,604 417,002
Equinox Gold Corp. 11,101 154,799
Equinox Gold Corp. 43,748 610,722
*ERO Copper Corp. 12,553 324,495
*ERO Copper Corp. 1,623 41,866
Evertz Technologies, Ltd. 1,144 13,448
Extendicare, Inc. 4,841 106,629
Fairfax Financial Holdings, Ltd. 1,870 3,229,559
Finning International, Inc. 18,881 1,379,973
First Majestic Silver Corp. 120 2,359
First Majestic Silver Corp. 34,538 680,744
*First Quantum Minerals, Ltd. 3,209 78,416
FirstService Corp., Class WI 3,181 425,650
*Foraco International SA 180 417
#*Fortuna Mining Corp. 49,656 479,180
*Galiano Gold, Inc. 3,605 8,364
#George Weston, Ltd. 12,412 893,945
Gibson Energy, Inc. 36,396 795,519
*Global Atomic Corp. 1,597 927
*GoGold Resources, Inc. 25,153 48,417
#Great-West Lifeco, Inc. 11,106 592,222
#Hammond Power Solutions,
Inc., Class A 794 168,688
High Liner Foods, Inc. 1,400 14,143
Hudbay Minerals, Inc. 53,095 1,227,025
Hudbay Minerals, Inc., Class A 117 2,701
ΩHydro One, Ltd., Class R 15,058 645,643
#*i-80 Gold Corp. 15,700 23,550
iA Financial Corp., Inc. 10,589 1,360,054
*IAMGOLD Corp. 34,622 584,073
Information Services Corp.,
Class A 1,832 61,282
Intact Financial Corp. 11,888 2,286,066
ΩJamieson Wellness, Inc. 3,768 93,598
Shares Value †
CANADA — (Continued)
*K92 Mining, Inc. 27,084 $ 496,669
K-Bro Linen, Inc. 612 17,046
Keyera Corp. 20,907 806,112
*Kinaxis, Inc. 1,243 128,163
Kinross Gold Corp. 2,240 67,722
Kinross Gold Corp. 61,603 1,862,875
Lassonde Industries, Inc.,
Class A 200 32,844
Laurentian Bank of Canada 7,197 212,933
Leon's Furniture, Ltd. 1,000 19,286
#*Lightspeed Commerce, Inc. 4,928 45,584
Linamar Corp. 2,040 136,225
Loblaw Cos., Ltd. 23,176 1,066,256
Lundin Gold, Inc. 16,166 1,084,266
Lundin Mining Corp.,
Registered 57,973 1,484,783
Magna International, Inc. 17,256 1,098,690
Mainstreet Equity Corp. 200 26,683
*Major Drilling Group
International, Inc. 5,931 68,282
*Mattr Corp. 1,500 10,503
*MDA Space, Ltd. 9,813 299,487
Medical Facilities Corp. 900 11,353
Melcor Developments, Ltd. 44 599
Metro, Inc., Class A 21,904 1,465,416
Morguard Corp. 32 2,833
MTY Food Group, Inc. 890 26,541
National Bank of Canada 23,201 3,495,065
Neo Performance Materials,
Inc. 2,944 54,723
*NFI Group, Inc. 4,634 74,084
North West Co., Inc. (The) 7,312 273,334
Nutrien, Ltd. 5 379
Nutrien, Ltd. 11,168 848,768
OceanaGold Corp. 30,788 951,395
Open Text Corp. 20,230 458,412
OR Royalties, Inc. 100 3,676
OR Royalties, Inc. 11,331 418,227
Pan American Silver Corp. 30,233 1,580,884
Pason Systems, Inc. 13,114 134,599
Pet Valu Holdings, Ltd. 3,965 61,961
PHX Energy Services Corp. 5,415 48,974
Polaris Renewable Energy,
Inc. 2,400 22,605
Pollard Banknote, Ltd. 34 446
*Precision Drilling Corp. 878 81,944
*Precision Drilling Corp. 1,779 165,601
#Premium Brands Holdings
Corp. 4,167 260,992
Pulse Seismic, Inc. 52 152
Quebecor, Inc., Class B 19,889 835,540
RB Global, Inc. 6,555 683,686
#RB Global, Inc. 149 15,536
*Real Matters, Inc. 2,849 12,036
#Restaurant Brands
International, Inc. 15,959 1,287,572
Richelieu Hardware, Ltd. 5,093 148,625
#Rogers Communications,
Inc., Class B 5,602 203,526

27
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
CANADA — (Continued)
Rogers Communications, Inc.,
Class B 26,456 $ 963,792
Royal Bank of Canada 15,334 2,759,660
Royal Bank of Canada 44,197 7,933,120
Russel Metals, Inc. 8,401 326,325
*Sangoma Technologies Corp. 20 85
Saputo, Inc. 12,413 375,098
Savaria Corp. 4,026 88,382
Secure Waste Infrastructure
Corp. 36,747 625,004
*Shopify, Inc., Class A 25,241 3,057,442
Sienna Senior Living, Inc. 5,376 92,424
South Bow Corp. 6,859 234,852
ΩSpin Master Corp. 3,325 50,421
Sprott, Inc. 2,004 261,322
#Sprott, Inc. 27 3,519
*SSR Mining, Inc. 18,734 538,443
Stantec, Inc. 815 74,285
Stantec, Inc. 11,413 1,042,007
Stella-Jones, Inc. 5,746 354,866
StorageVault Canada, Inc.,
Class B 13,252 42,839
Sun Life Financial, Inc. 8,670 623,417
Sun Life Financial, Inc. 22,643 1,632,107
Superior Plus Corp. 26,960 148,556
Supremex, Inc. 36 95
Taiga Building Products, Ltd. 72 196
*Taseko Mines, Ltd. 9,139 65,435
*Taseko Mines, Ltd. 385 2,755
Teck Resources, Ltd., Class B 8,526 498,174
TerraVest Industries, Inc. 2,075 211,235
TFI International, Inc. 3,492 499,985
*Thomson Reuters Corp. 2,395 229,178
#*Tilray Brands, Inc. 270 1,685
TMX Group, Ltd. 14,960 608,907
Torex Gold Resources, Inc. 10,784 443,213
Toromont Industries, Ltd. 8,228 1,276,848
Toronto-Dominion Bank (The) 47,887 5,157,430
Toronto-Dominion Bank (The) 8,000 860,069
Total Energy Services, Inc. 6,427 111,059
Transcontinental, Inc., Class A 9,169 35,771
#Trican Well Service, Ltd. 23,997 127,117
Triple Flag Precious Metals
Corp. 3,716 118,578
#Triple Flag Precious Metals
Corp. 604 19,241
*Trisura Group, Ltd. 4,289 138,650
*<Victoria Gold Corp. 80 5
*Viemed Healthcare, Inc. 723 7,201
*Vitalhub Corp. 144 849
Wajax Corp. 2,206 54,814
#*Well Health Technologies
Corp. 25,022 79,418
*Wesdome Gold Mines, Ltd. 27,014 479,111
West Fraser Timber Co., Ltd. 2,843 179,990
West Fraser Timber Co., Ltd. 37 2,338
Wheaton Precious Metals
Corp. 13,472 1,703,669
Winpak, Ltd. 2,967 87,543
Shares Value †
CANADA — (Continued)
WSP Global, Inc. 7,030 $ 1,167,276
Yellow Pages, Ltd. 43 425
TOTAL CANADA 120,965,885
DENMARK — (2.1%)
AL Sydbank 6,717 572,043
ALK-Abello A/S 8,674 324,623
Alm Brand A/S 75,657 176,491
Ambu A/S, Class B 6,023 59,615
*Bang & Olufsen A/S 15,710 21,407
*Bavarian Nordic A/S 8,825 259,343
Carlsberg A/S, Class B 4,522 612,058
Chemometec A/S 845 42,448
Coloplast A/S, Class B 8,420 520,657
Columbus A/S 136 216
Danske Bank A/S 41,608 2,137,847
#*Demant A/S 6,552 207,768
Djurslands Bank A/S 91 13,257
DSV A/S 5,396 1,320,178
FLSmidth & Co. A/S 5,193 384,782
*Genmab A/S 5,022 1,332,346
#*GN Store Nord A/S 15,228 228,871
H Lundbeck A/S, Class A 27,819 187,262
H Lundbeck A/S, Class A 4,752 26,408
#*H+H International A/S, Class
B 227 3,763
ISS A/S 18,505 678,603
Jeudan A/S 386 12,604
Jyske Bank A/S, Registered 6,855 953,443
#Matas A/S 4,270 67,702
MT Hoejgaard Holding A/S 8 428
Ω*Netcompany Group A/S 5,392 305,739
*NKT A/S 5,620 827,989
Ω*NNIT A/S 32 222
Novo Nordisk A/S, Class B 129,738 5,544,838
Novonesis Novozymes B,
Class B 20,965 1,286,513
Ω*Orsted A/S 9,145 244,557
Pandora A/S 3,652 277,364
Per Aarsleff Holding A/S 1,541 179,256
Ringkjoebing Landbobank A/S 2,891 722,058
Royal Unibrew A/S 4,636 309,886
*RTX A/S 12 179
Schouw & Co. A/S 1,137 117,268
SJF Bank A/S 688 33,697
#*Solar A/S, Class B 606 19,692
SP Group A/S 1,565 91,393
TCM Group A/S 24 246
Tivoli A/S 130 13,265
*Trifork Group AG 775 10,828
Tryg A/S 31,938 766,099
Vestas Wind Systems A/S 61,233 1,875,892
TOTAL DENMARK 22,771,144
FINLAND — (2.1%)
Aktia Bank OYJ 3,425 43,712
Alma Media OYJ 2,747 40,280
Anora Group OYJ 1,205 4,926
Digia OYJ 20 134
Elisa OYJ 10,391 503,899

28
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
FINLAND — (Continued)
ΩEnento Group OYJ 2,274 $ 43,107
Fiskars OYJ Abp 1,017 16,392
Fortum OYJ 33,052 831,263
#F-Secure OYJ 9,622 19,910
Gofore OYJ 188 2,567
Harvia OYJ 1,099 45,766
Hiab OYJ, Class B 5,277 313,532
Huhtamaki OYJ 10,644 340,366
*Incap OYJ 934 11,022
Kalmar OYJ, Class B 3,756 201,000
Kemira OYJ 16,986 351,683
Kesko OYJ, Class A 13,692 326,849
Kesko OYJ, Class B 49,533 1,217,872
Kone OYJ, Class B 18,204 1,157,396
Konecranes OYJ 21,150 693,191
Lassila & Tikanoja OYJ 2,123 18,130
*Lindex Group OYJ 9,026 22,923
Lumo Kodit Oyj 8,761 83,399
Luotea PLC 2,123 6,101
Mandatum OYJ 58,606 468,171
Marimekko OYJ 2,546 29,627
Metso OYJ 76,111 1,310,658
Neste OYJ 28,786 991,747
Nokia OYJ 79,239 985,747
#Nokia OYJ, Sponsored ADR 37,151 479,619
#Nokian Renkaat OYJ 8,049 98,856
Nordea Bank Abp 217,294 4,075,792
Olvi OYJ, Class A 921 33,492
Oriola OYJ, Class B 1,873 2,026
Orion OYJ, Class A 1,599 127,735
Orion OYJ, Class B 10,965 883,652
Outokumpu OYJ 36,005 241,377
Pihlajalinna OYJ 1,040 13,664
Ponsse OYJ 20 523
Puuilo OYJ 7,286 111,109
Raisio OYJ, Class V 18,833 56,335
*Revenio Group OYJ 2,116 34,502
Sampo OYJ, Class A 13,425 138,969
Sampo OYJ, Class A 149,784 1,554,979
Sanoma OYJ 10,959 119,170
Scanfil OYJ 967 14,361
Stora Enso OYJ, Class R 54,641 606,353
Ω#Terveystalo OYJ 20,050 183,453
Tieto Oyj 12,832 285,998
UPM-Kymmene OYJ 17,908 535,047
Vaisala OYJ, Class A 2,261 132,083
Valmet OYJ 13,873 361,602
#Verkkokauppa.com OYJ 2,596 6,836
Wartsila OYJ Abp 42,809 1,795,258
*YIT OYJ 9,265 27,442
TOTAL FINLAND 22,001,603
FRANCE — (7.5%)
*74Software SA 33 1,382
#Aeroports de Paris SA 3,366 406,693
Airbus SE 18,696 3,835,347
AKWEL SADIR, Class B 8 68
*Alstom SA 32,648 654,124
Alten SA 3,889 257,752
Shares Value †
FRANCE — (Continued)
ΩAmundi SA 7,440 $ 717,399
Arkema SA 4,970 361,463
Assystem SA 73 3,931
Aubay 134 7,828
AXA SA 43,809 2,103,909
ΩAyvens SA 50,452 679,416
#*Bastide le Confort Medical 4 118
BioMerieux 2,718 228,604
BNP Paribas SA 28,859 3,020,703
Boiron SA, Class A 8 257
Bouygues SA 13,701 808,097
Bureau Veritas SA 29,825 911,739
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 120 12,024
Capgemini SE 11,658 1,408,565
Carrefour SA 73,486 1,461,134
CBo Territoria 68 315
Cie des Alpes 2,377 61,762
*Claranova SE, Registered 100 93
*Clariane SE 4,060 19,231
Coface SA 14,447 266,916
Credit Agricole SA 31,801 619,061
Danone SA 11,335 887,408
Dassault Aviation SA 1,019 354,776
Dassault Systemes SE 2,858 64,017
Derichebourg SA 8,278 87,929
Edenred SE 1,536 38,342
Eiffage SA, Class P 8,789 1,412,459
Electricite de Strasbourg SA,
Class B 76 20,505
ΩElior Group SA 12,487 38,670
Elis SA 9,480 292,024
*Emeis SA 4,670 78,502
EssilorLuxottica SA, Class B 2,318 492,841
Eurofins Scientific SE 7,318 506,649
ΩEuronext NV 3,421 573,457
Exosens SAS 1,297 98,666
FDJ UNITED 19,136 518,536
#*FIGEAC-AERO 784 9,132
Fnac Darty SA 2,008 83,149
*Forvia SE 21,376 249,948
Gaztransport Et Technigaz SA 5,473 1,328,959
#Getlink SE 6,761 151,244
GL Events SACA 843 33,078
Groupe Crit SA 145 9,457
Groupe SFPI 56 121
Hermes International SCA 1,732 3,298,496
*ID Logistics Group SACA 225 95,281
Imerys SA 818 21,341
Infotel SA 683 27,761
Interparfums SA 1,184 32,806
Ipsen SA 4,579 897,022
IPSOS SA 4,525 191,196
Jacquet Metals SACA 1,466 38,177
JCDecaux SE 7,619 168,918
Kaufman & Broad SA 2,294 74,405
Kering SA, Class A 2,077 566,833

29
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
FRANCE — (Continued)
Laurent-Perrier 44 $ 4,346
Legrand SA 12,448 2,216,599
Linedata Services 1 51
LISI SA 377 27,507
LNA Sante SA 350 11,824
L'Oreal SA 11,896 5,108,074
*Lumibird 12 303
LVMH Moet Hennessy Louis
Vuitton SE 11,660 6,174,132
Ω*Maisons du Monde SA 604 383
Manitou BF SA 1,443 34,447
Metropole Television SA 4,982 75,857
Nexans SA 4,389 813,979
*Nexity SA 4,857 47,973
North Atlantic Energies 290 21,279
Opmobility 3,859 64,914
Orange SA 199,514 4,158,882
Pernod Ricard SA 13,332 982,760
Publicis Groupe SA 24,993 2,327,262
Quadient SA 1,983 27,030
#Remy Cointreau SA 3,171 148,715
Renault SA 12,823 447,800
Rexel SA 22,598 947,945
Robertet SA, Class A 74 69,444
Rubis SCA 10,426 429,525
Safran SA 13,597 4,354,332
Sanofi SA 28,833 2,699,712
Sartorius Stedim Biotech 943 173,339
Schneider Electric SE 15,372 4,843,421
SCOR SE 27,311 1,016,217
SES SA, Class A 37,734 311,174
Ω*SMCP SA 4,557 27,637
Societe BIC SA 2,495 171,215
Societe des Bains de Mer et
du Cercle des Etrangers a
Monaco 4 619
Societe Generale SA 37,563 3,015,686
Sopra Steria Group 1,642 255,214
SPIE SA 18,331 1,060,105
Stef SA 89 12,131
Sword Group 366 13,395
Synergie SE 20 662
Technip Energies NV 21,035 994,405
#Teleperformance SE 1,502 101,381
Television Francaise 1 SA 6,128 48,594
Thales SA 4,385 1,203,138
Thermador Groupe 664 53,900
Trigano SA 1,058 193,982
Valeo SE 20,292 253,864
#Vallourec SACA 20,647 621,241
Veolia Environnement SA 5,976 251,944
Vetoquinol SA 121 10,929
VIEL & Cie SA 831 18,190
Vinci SA 18,621 2,806,868
Virbac SACA 195 84,979
*Viridien 1,564 265,473
Vivendi SE 61,855 144,029
#*Voltalia SA, Registered 3,098 25,657
Shares Value †
FRANCE — (Continued)
#Vusion 18 $ 2,555
Wavestone 610 32,773
TOTAL FRANCE 79,799,828
GERMANY — (6.9%)
adidas AG 6,151 1,063,553
Adtran Networks SE 754 20,343
AIXTRON SE 3,413 188,090
#All for One Group SE 4 169
#Allgeier SE 12 228
Allianz SE, Registered 7,240 3,303,726
Alzchem Group AG 232 45,149
Atoss Software SE 930 86,402
ΩAumann AG 91 1,356
*Aumovio SE 3,331 143,989
Aurubis AG 2,875 618,182
Bayerische Motoren Werke AG 11,981 1,095,110
Bechtle AG 7,431 253,139
Beiersdorf AG 1,837 152,092
Bijou Brigitte AG 18 1,047
Bilfinger SE 3,549 408,405
#Borussia Dortmund GmbH &
Co. KGaA 9,631 36,096
#Brenntag SE 12,362 900,236
CANCOM SE 3,820 110,906
*CECONOMY AG 19,837 101,921
Cewe Stiftung & Co. KGAA 638 70,574
Commerzbank AG 35,606 1,470,635
Continental AG 6,435 484,467
CTS Eventim AG & Co. KGaA 4,950 326,040
Daimler Truck Holding AG 41,308 2,080,712
Ω#*Delivery Hero SE, Class A 6,654 159,934
Dermapharm Holding SE 83 4,513
Deutsche Bank AG,
Registered 44,482 1,382,757
*Deutsche Bank AG,
Registered Sponsored 8,601 267,061
Deutsche Boerse AG 8,849 2,715,487
Deutsche Post AG 32,460 1,918,326
Deutsche Telekom AG 73,810 2,387,084
Deutsche Wohnen SE 1,685 39,097
Deutz AG 10,468 121,935
Draegerwerk AG & Co. KGaA 180 14,780
Duerr AG 7,965 197,144
ΩDWS Group GmbH & Co.
KGaA 5,032 348,264
E.ON SE 219,882 4,872,338
Eckert & Ziegler SE 4,267 76,382
Elmos Semiconductor SE 656 141,284
Energiekontor AG 408 19,431
Evonik Industries AG 12,997 269,551
#*Evotec SE 9,212 56,624
Fielmann Group AG 2,421 120,698
flatexDEGIRO SE 8,563 306,166
*Fraport AG Frankfurt Airport
Services Worldwide 2,993 244,887
Freenet AG 14,594 464,622
Fresenius Medical Care AG 10,783 488,377
Fresenius SE & Co. KGaA 9,719 470,285

30
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
GERMANY — (Continued)
Friedrich Vorwerk Group SE 1,122 $ 96,014
FUCHS SE 3,656 140,025
GEA Group AG 21,220 1,452,453
#GFT Technologies SE 1,957 42,699
*Grand City Properties SA 5,547 62,271
#*Heidelberger
Druckmaschinen AG 21,856 37,662
Henkel AG & Co. KGaA 4,618 318,257
#Hensoldt AG 6,834 618,241
Hornbach Holding AG & Co.
KGaA 1,288 122,231
#HUGO BOSS AG 6,569 277,946
Indus Holding AG 2,210 77,514
Infineon Technologies AG 43,344 2,904,752
Init Innovation in Traffic
Systems SE 568 33,848
ΩInstone Real Estate Group
SE 3,629 37,546
#*IONOS Group SE 2,366 72,439
IVU Traffic Technologies AG 685 15,267
Jenoptik AG 5,822 227,968
ΩJOST Werke SE 1,046 63,559
K+S AG, Registered 7,602 142,323
KION Group AG 7,982 414,793
#*Kloeckner & Co. SE 2,852 39,812
Knorr-Bremse AG 9,593 1,114,615
*Koenig & Bauer AG 28 306
#Kontron AG 5,362 134,100
Krones AG 1,623 234,936
KWS Saat SE & Co. KGaA 919 82,793
LANXESS AG 2,101 44,757
Leifheit AG 8 159
*LPKF Laser & Electronics SE 1,126 21,860
*MAX Automation SE 28 126
#*Medios AG 1,534 24,653
Mercedes-Benz Group AG 29,654 1,724,842
Merck KGaA 3,614 466,546
MLP SE 3,233 30,302
MTU Aero Engines AG 5,617 1,919,379
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 4,858 2,910,879
Nemetschek SE 3,761 272,651
#*Nordex SE 10,432 593,751
Norma Group SE 1,844 31,798
*Pentixapharm Holding AG 869 2,059
Pfeiffer Vacuum Technology
AG 108 21,208
Puma SE 10,046 306,160
*PVA TePla AG 824 35,339
QIAGEN NV 27,110 937,464
#QIAGEN NV 543 18,494
Rational AG 683 499,543
RENK Group AG 7,869 498,182
Rheinmetall AG 1,731 2,753,014
#RTL Group SA 3,546 136,228
#SAF-Holland SE 1,967 40,425
SAP SE 17,215 2,938,230
Shares Value †
GERMANY — (Continued)
SAP SE, Sponsored ADR 406 $ 68,813
Schaeffler AG 14,963 141,823
ΩScout24 SE 7,412 617,319
Secunet Security Networks AG 109 23,373
Siemens AG, Registered 18,704 5,541,121
Siemens Energy AG 33,390 7,072,971
ΩSiemens Healthineers AG 16,120 659,565
Sixt SE 2,453 195,525
*SMA Solar Technology AG 1,061 67,769
#Stabilus SE 156 3,151
Stroeer SE & Co. KGaA 1,565 68,219
SUSS MicroTec SE 1,540 137,655
Symrise AG, Class A 13,600 1,200,338
Talanx AG 6,085 791,604
Technotrans SE 8 308
United Internet AG 9,339 292,720
#*Verbio SE 1,359 60,164
Volkswagen AG, Registered,
Class R 2,210 228,005
Vonovia SE, Class R 13,830 371,675
Vossloh AG 699 62,235
Wacker Chemie AG 771 84,699
Wacker Neuson SE 3,065 68,960
Washtec AG 1,102 56,362
*Westwing Group SE 1,234 19,180
Wuestenrot &
Wuerttembergische AG 2,682 46,688
Ω*Zalando SE 22,192 547,459
Zeal Network SE 361 20,750
TOTAL GERMANY 73,490,464
HONG KONG — (0.9%)
AIA Group, Ltd. 283,200 3,074,665
ASMPT, Ltd. 17,600 366,435
Bank of East Asia, Ltd. (The) 39,600 69,153
BOC Hong Kong Holdings, Ltd. 73,500 419,585
#*Bright Smart Securities &
Commodities Group, Ltd. 48,000 75,673
Ω#Budweiser Brewing Co.
APAC, Ltd. 65,500 64,131
Chow Sang Sang Holdings
International, Ltd. 28,000 41,533
CK Asset Holdings, Ltd. 52,500 327,448
#*Cowell e Holdings, Inc. 14,000 56,473
ΩCrystal International Group,
Ltd. 16,000 13,439
CTF Services, Ltd. 91,456 94,914
Dah Sing Banking Group, Ltd. 25,600 41,012
Dah Sing Financial Holdings,
Ltd. 13,200 69,456
*Deep Source Holdings, Ltd. 440,000 44,934
Ω*FIT Hon Teng, Ltd. 103,000 101,110
Giordano International, Ltd. 58,000 11,032
*Gofintech Quantum
Innovation, Ltd. 126,000 117,737
Great Eagle Holdings, Ltd. 23,000 52,144
Guoco Group, Ltd. 3,000 26,424
#Guotai Junan International
Holdings, Ltd. 363,000 112,138

31
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
HONG KONG — (Continued)
Hang Lung Group, Ltd. 42,000 $ 86,694
Hang Lung Properties, Ltd. 121,451 142,633
HKT Trust & HKT, Ltd., Class
SS 210,000 340,182
Hysan Development Co., Ltd. 34,000 85,068
IGG, Inc. 60,000 23,743
ΩImpro Precision Industries,
Ltd. 1,000 1,324
Johnson Electric Holdings, Ltd. 52,500 140,067
Kerry Properties, Ltd. 40,000 121,219
KLN Logistics Group, Ltd. 25,000 21,382
Kowloon Development Co.,
Ltd. 6,660 3,979
Luk Fook Holdings
International, Ltd. 29,000 82,627
Man Wah Holdings, Ltd. 107,600 58,513
*Melco International
Development, Ltd. 34,000 18,489
MGM China Holdings, Ltd. 43,600 65,007
*Midland Holdings, Ltd., Class
B 34,000 12,369
MTR Corp., Ltd. 20,000 85,170
NagaCorp, Ltd. 46,000 23,488
#*New World Development
Co., Ltd. 131,000 142,476
Oriental Watch Holdings 22,000 9,183
PAX Global Technology, Ltd. 100,000 49,785
PCCW, Ltd. 169,000 130,303
Pico Far East Holdings, Ltd. 58,000 17,991
Plover Bay Technologies, Ltd. 17,000 16,341
PRADA SpA 50,300 222,807
ΩSamsonite Group SA 194,400 354,120
Sands China, Ltd. 72,000 149,997
#*SJM Holdings, Ltd. 141,000 37,078
#Stella International Holdings,
Ltd. 38,000 72,083
Sun Hung Kai Properties, Ltd. 34,000 589,398
Swire Pacific, Ltd., Class A 13,500 146,137
Swire Pacific, Ltd., Class B 22,500 38,114
Swire Properties, Ltd. 19,400 61,912
Techtronic Industries Co., Ltd. 61,000 871,345
*Viva Goods Company, Ltd. 344,000 25,909
#*Vobile Group, Ltd. 22,000 8,790
VSTECS Holdings, Ltd. 44,000 57,515
VTech Holdings, Ltd. 12,300 94,679
Wharf Real Estate Investment
Co., Ltd. 83,000 257,887
Wynn Macau, Ltd., Class B 71,200 51,534
#*Yunfeng Financial Group,
Ltd. 4,000 1,363
TOTAL HONG KONG 9,898,137
IRELAND — (0.6%)
AIB Group PLC 219,568 2,523,610
Bank of Ireland Group PLC 91,030 1,787,540
Cairn Homes PLC 76,587 195,852
FBD Holdings PLC 2,779 52,321
Glanbia PLC 8,424 195,461
Ω*Glenveagh Properties PLC 58,661 145,193
Shares Value †
IRELAND — (Continued)
Kerry Group PLC, Class A 5,170 $ 437,869
Kingspan Group PLC 11,325 1,044,847
Permanent TSB Group
Holdings PLC 705 2,407
TOTAL IRELAND 6,385,100
ISRAEL — (1.2%)
Africa Israel Residences, Ltd. 366 29,246
*Airport City, Ltd. 2,777 51,643
Arad, Ltd. 20 288
*Argo Properties NV 682 31,950
Ashtrom Group, Ltd. 2,649 65,396
#Aura Investments, Ltd. 13,401 95,509
Ayalon Holdings, Ltd. 1,223 63,384
Azorim-Investment
Development & Construction
Co., Ltd. 5,022 33,529
Azrieli Group, Ltd. 502 80,227
Bank Hapoalim BM 26,877 719,324
Bank Leumi Le-Israel BM,
Class IS 32,744 827,210
*Bet Shemesh Engines
Holdings 1997, Ltd. 702 171,449
Big Shopping Centers, Ltd. 418 110,300
Blue Square Real Estate, Ltd. 318 42,592
*Camtek, Ltd. 633 118,167
*Carasso Motors, Ltd. 4,186 45,204
Castro Model, Ltd. 297 13,018
Clal Insurance Enterprises
Holdings, Ltd., Registered 9,068 783,580
Danel Adir Yeoshua, Ltd. 451 71,664
Danya Cebus, Ltd. 844 43,484
Delta Galil, Ltd. 761 44,080
#*Doral Group Renewable
Energy Resources, Ltd. 12,552 313,784
Elbit Systems, Ltd. 403 338,254
Electra Consumer Products
1970, Ltd. 1,807 50,596
Electra, Ltd. 4,040 133,031
*Ellomay Capital, Ltd. 8 202
Energix-Renewable Energies,
Ltd. 24,777 183,972
*Enlight Renewable Energy,
Ltd. 3,578 324,310
*Enlight Renewable Energy,
Ltd. 5,951 529,950
First International Bank Of
Israel, Ltd. (The) 2,699 225,362
FMS Enterprises Migun, Ltd. 419 33,056
Formula Systems 1985, Ltd. 835 117,041
Formula Systems 1985, Ltd.,
ADR 20 2,830
Fox Wizel, Ltd. 843 90,778
*Gilat Satellite Networks, Ltd. 2,869 51,274
Hagag Group Real Estate
Development 5,122 54,410
Harel Insurance Investments &
Financial Services, Ltd. 5,629 348,934
Hilan, Ltd. 1,564 111,996
#ICL Group, Ltd. 9,897 53,103

32
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
ISRAEL — (Continued)
IDI Insurance Co., Ltd. 1,059 $ 81,681
Ilex Medical, Ltd. 8 149
Israel Canada T.R, Ltd., Class
A 16,120 112,212
Israel Discount Bank, Ltd.,
Class A 16,771 186,449
Isras Investment Co., Ltd. 96 27,751
Isrotel, Ltd. 463 24,137
Kvutzat Acro, Ltd. 1,787 28,577
Land Development Nimrodi
Group, Ltd. 118 1,510
M Yochananof & Sons, Ltd. 587 68,003
*Malam - Team, Ltd. 291 8,311
Matrix IT, Ltd. 5,152 157,336
Max Stock, Ltd. 6,013 59,883
Mediterranean Towers, Ltd. 6,177 35,508
Mega Or Holdings, Ltd. 935 191,488
Meitav Investment House, Ltd. 2,595 118,140
Menora Mivtachim Holdings,
Ltd. 1,373 223,752
Meshulam Levinstein
Contracting & Engineering,
Ltd. 75 13,389
*Migdal Insurance & Financial
Holdings, Ltd. 1,063 6,773
Mivne Real Estate KD, Ltd. 41,314 199,982
Mizrahi Tefahot Bank, Ltd. 2,837 222,951
*Nayax, Ltd. 577 40,204
Neto Malinda Trading, Ltd. 833 47,968
Next Vision Stabilized
Systems, Ltd. 2,891 330,901
*Nova, Ltd. 1,042 521,448
Novolog, Ltd. 21,684 7,147
Oil Refineries, Ltd. 277,153 141,573
One Software Technologies,
Ltd. 3,235 70,636
*OY Nofar Energy, Ltd. 2,086 131,358
Partner Communications Co.,
Ltd. 18,222 242,269
Paz Retail And Energy, Ltd. 1,411 389,535
*Perion Network, Ltd. 3,732 38,089
Phoenix Financial, Ltd. 14,843 891,440
Plasson Industries, Ltd., Class
B 4 216
Polyram Plastic Industries, Ltd. 6,297 18,368
*Prashkovsky Investments and
Construction, Ltd. 430 23,014
Qualitau, Ltd. 424 79,711
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 850 104,805
*REIT Azorim HF Living, Ltd. 160 310
Retailors, Ltd. 748 9,020
Sano-Brunos Enterprises, Ltd.,
Class 1 4 608
Scope Metals Group, Ltd. 623 47,314
Shufersal, Ltd. 16,269 242,535
Strauss Group, Ltd. 1,511 65,514
Telsys, Ltd. 225 24,145
Shares Value †
ISRAEL — (Continued)
*Teva Pharmaceutical
Industries, Ltd. 2,353 $ 82,733
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 18,631 653,389
Tiv Taam Holdings 1, Ltd. 2,839 13,281
Turpaz Industries, Ltd. 4,354 110,614
*Veridis Environment, Ltd. 2,816 42,190
Villar International, Ltd. 406 25,456
YD More Investments, Ltd. 2,299 31,602
YH Dimri Construction &
Development, Ltd. 625 85,298
TOTAL ISRAEL 12,684,800
ITALY — (2.9%)
A2A SpA 85,495 243,203
ACEA SpA 5,519 144,630
Aeroporto Guglielmo Marconi
Di Bologna SpA 1,150 12,411
Ariston Holding NV, Class B 9,801 45,114
Arnoldo Mondadori Editore
SpA 17,324 41,863
Ascopiave SpA 8,197 33,414
Avio SpA 567 20,978
Azimut Holding SpA 13,545 573,591
B&C Speakers SpA 8 115
Banca Generali SpA 7,749 506,765
Banca IFIS SpA 3,389 92,231
Banca Mediolanum SpA 27,281 596,196
BasicNet SpA 52 441
#BF SpA 191 1,114
BPER Banca SPA 107,322 1,577,954
Brembo NV 326 3,059
#Brunello Cucinelli SpA 3,463 336,193
*Cairo Communication SpA 8,381 24,578
Cembre SpA 4 365
*CIR SpA-Compagnie
Industriali 35,128 27,567
Credito Emiliano SpA 4,498 79,462
Davide Campari-Milano NV,
Class M 18,748 138,551
De' Longhi SpA 5,184 200,919
DiaSorin SpA 19 1,293
Ω*doValue SpA 10,064 24,792
Emak SpA 104 110
ΩEnav SpA 24,380 142,423
Enel SpA 219,721 2,557,844
ERG SpA 6,189 166,835
Esprinet SpA 2,643 17,812
#Ferrari NV 4,249 1,475,678
#Ferretti SpA 15,142 70,516
Fila SpA 2,600 28,364
*Fincantieri SpA 8,119 113,526
FinecoBank Banca Fineco SpA 78,045 1,929,885
Garofalo Health Care SpA 12 72
Gefran SpA 4 55
Hera SpA 109,113 514,283
IMMSI SpA 164 95
Intercos SpA 4,224 60,054

33
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
ITALY — (Continued)
Interpump Group SpA, Class R 2,917 $ 122,431
Intesa Sanpaolo SpA 398,930 2,702,492
Iren SpA 18,779 57,363
Italgas SpA 67,820 818,633
Italmobiliare SpA 1,168 39,870
Iveco Group NV 21,047 344,784
Leonardo SpA 13,706 852,445
Lottomatica Group Spa 22,587 664,511
LU-VE SpA, Registered 69 4,460
Maire SpA 19,839 365,372
MARR SpA 4,038 40,689
MFE-MediaForEurope NV,
Class A 48,655 165,631
MFE-MediaForEurope NV,
Class A 21,879 72,119
#MFE-MediaForEurope NV,
Class B 4,672 20,223
Moncler SpA 21,457 1,289,716
ΩNexi SpA 19,177 91,062
ΩOVS SpA 23,415 138,983
Pharmanutra SpA 379 35,033
Prysmian SpA 9,195 1,380,091
Recordati Industria Chimica e
Farmaceutica SpA 8,388 488,434
Reply SpA 1,416 156,636
Rizzoli Corriere Della Sera
Mediagroup SpA 220 249
*Safilo Group SpA 15,600 29,279
Saipem SpA 276,436 1,493,600
#*Salvatore Ferragamo SpA 3,067 26,623
Sanlorenzo SpA 1,361 53,004
Sesa SpA 1,065 107,377
Snam SpA 84,328 665,341
SOL SpA 3,338 225,540
#*Stellantis NV 36,386 264,890
ΩTechnogym SpA 14,663 344,696
*Technoprobe SpA 522 11,285
*Telecom Italia SpA 594,138 547,247
#*Telecom Italia SpA 1,295,040 1,019,954
Tenaris SA 11,325 361,744
Tenaris SA, Sponsored ADR 9,006 575,484
Terna - Rete Elettrica
Nazionale 43,317 520,832
#*TREVI - Finanziaria
Industriale SpA 2,848 1,032
TXT e-solutions SpA 1,005 38,550
UniCredit SpA 28,086 2,161,931
Unipol Assicurazioni SpA 27,840 725,000
Webuild SpA 42,085 124,604
TOTAL ITALY 30,953,591
JAPAN — (19.8%)
A&D HOLON Holdings Co.,
Ltd. 2,400 43,725
ABC-Mart, Inc. 8,700 148,123
#AD Works Group Co., Ltd. 5,000 12,922
ADEKA Corp. 11,600 290,768
#Ad-sol Nissin Corp. 100 946
Advantest Corp. 28,600 5,157,691
Shares Value †
JAPAN — (Continued)
Aeon Co., Ltd. 79,552 $ 766,558
#Aeon Hokkaido Corp. 5,700 30,809
#Ai Holdings Corp. 3,200 54,890
Aica Kogyo Co., Ltd. 6,000 134,546
Aichi Corp. 700 6,223
Aida Engineering, Ltd. 5,800 44,045
*Aiming, Inc. 1,000 1,110
Ain Holdings, Inc. 3,901 140,576
Air Water, Inc. 13,800 195,369
#Airtech Japan, Ltd. 300 2,338
Aisan Industry Co., Ltd. 2,700 29,963
Aisin Corp. 12,000 190,562
*Akebono Brake Industry Co.,
Ltd. 11,000 8,845
Akita Bank, Ltd. (The) 1,500 52,168
Alconix Corp. 3,800 60,163
Alfresa Holdings Corp. 16,500 249,072
Allied Telesis Holdings KK,
Class B 7,200 12,222
#Alpen Co., Ltd. 1,600 20,084
Alps Alpine Co., Ltd.,
Registered 19,700 297,502
Altech Corp. 1,100 17,738
Amada Co., Ltd. 31,600 530,145
Amano Corp. 4,400 100,604
#Amiyaki Tei Co., Ltd. 400 3,403
#Amvis Holdings, Inc. 1,800 4,434
and ST HD Co., Ltd., Class B 3,300 63,134
Anest Iwata Corp. 1,200 12,122
Anicom Holdings, Inc., Class B 10,800 103,379
Anycolor, Inc. 1,500 26,342
Aoyama Trading Co., Ltd. 12,500 62,937
#Aoyama Zaisan Networks
Co., Ltd. 3,000 26,706
Aozora Bank, Ltd., Class A 10,500 168,752
#Appier Group, Inc. 9,100 51,451
Arakawa Chemical Industries,
Ltd. 3,200 25,464
Arata Corp. 3,400 60,382
#ARCLANDS Corp. 4,287 48,641
ARE Holdings, Inc. 4,500 101,369
Arealink Co., Ltd. 4,000 25,653
Argo Graphics, Inc. 4,200 36,075
Ariake Japan Co., Ltd. 700 24,256
Artience Co., Ltd. 5,800 144,718
As One Corp. 9,800 135,426
Asahi Co., Ltd. 1,700 13,951
#Asahi Diamond Industrial
Co., Ltd. 4,600 37,897
Asahi Group Holdings, Ltd. 80,400 794,226
Asahi Kasei Corp. 136,300 1,335,123
Asahi Kogyosha Co., Ltd. 1,500 35,513
ASAHI YUKIZAI Corp. 1,400 51,192
Asanuma Corp. 9,200 54,247
Asics Corp. 56,100 1,586,645
ASKA Pharmaceutical
Holdings Co., Ltd. 900 16,747
ASKUL Corp. 6,800 50,857
Astellas Pharma, Inc. 114,300 1,628,012

34
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
Astena Holdings Co., Ltd. 2,600 $ 7,981
Atrae, Inc. 1,500 6,184
#Aucnet, Inc. 3,600 27,752
Autobacs Seven Co., Ltd. 9,900 96,343
#Avant Group Corp. 2,700 22,192
Axial Retailing, Inc. 4,600 33,112
Azbil Corp. 43,600 387,852
AZ-COM MARUWA Holdings,
Inc. 5,300 30,236
AZOOM Co., Ltd. 800 20,906
Bandai Namco Holdings, Inc. 29,800 688,972
Bando Chemical Industries,
Ltd. 1,400 18,127
Bank of Saga, Ltd. (The) 500 16,241
Base Co., Ltd. 1,400 28,678
baudroie, Inc. 1,400 17,689
BayCurrent, Inc. 14,400 464,976
Beauty Garage, Inc. 200 1,988
Belc Co., Ltd., Class R 1,700 75,722
#Bell System24 Holdings, Inc. 6,900 65,916
Belluna Co., Ltd. 4,500 24,208
#*Bengo4.com, Inc. 900 14,146
Bic Camera, Inc. 14,500 149,946
BIPROGY, Inc. 8,200 234,114
#B-Lot Co., Ltd., Class B 700 6,392
Blue Zones Holdings Co., Ltd. 8,900 99,107
#Bookoff Group Holdings, Ltd. 900 11,636
Broadleaf Co., Ltd. 5,400 31,117
Brother Industries, Ltd. 10,900 207,559
#Buffalo, Inc. 200 3,127
Bunka Shutter Co., Ltd. 6,600 77,917
Business Engineering Corp.,
Class G 3,100 23,798
BuySell Technologies Co., Ltd. 1,200 25,653
C. Uyemura & Co., Ltd. 1,200 179,497
Calbee, Inc. 4,800 90,851
Canon Marketing Japan, Inc. 7,400 168,820
Canon, Inc. 9,800 250,589
Canon, Inc., Sponsored ADR 5,500 140,745
Capcom Co., Ltd. 18,700 394,155
#Careerlink Co., Ltd. 800 11,977
#Carlit Co., Ltd. 3,100 54,204
Casio Computer Co., Ltd. 2,100 21,254
Cawachi, Ltd. 1,700 32,339
Celsys, Inc. 3,200 27,792
Central Automotive Products,
Ltd. 3,100 35,747
Central Japan Railway Co. 10,100 241,309
Central Security Patrols Co.,
Ltd. 1,300 21,984
#Ceres, Inc. 1,200 13,746
#Change Holdings, Inc. 7,900 45,473
#Charm Care Corp. KK 2,500 20,500
Chiba Bank, Ltd. (The) 8,800 122,084
#*Chiyoda Corp. 18,100 116,774
Chori Co., Ltd. 800 21,824
#*Chugai Mining Co., Ltd. 200 1,095
Chugai Pharmaceutical Co.,
Ltd. 27,500 1,424,269
Shares Value †
JAPAN — (Continued)
Chugin Financial Group, Inc. 3,500 $ 65,374
Chugoku Marine Paints, Ltd. 7,000 141,827
CKD Corp. 5,100 196,573
Coca-Cola Bottlers Japan
Holdings, Inc. 10,900 237,678
Colowide Co., Ltd. 1,100 12,990
Computer Engineering &
Consulting, Ltd. 1,200 14,841
#Computer Institute of Japan,
Ltd. 8,800 27,854
COMSYS Holdings Corp. 9,300 335,134
#Comture Corp. 2,600 22,581
Cosmos Initia Co., Ltd. 1,100 8,087
Cosmos Pharmaceutical Corp. 7,000 269,940
#*Cover Corp. 2,500 21,888
Create SD Holdings Co., Ltd. 3,400 71,166
Creek & River Co., Ltd. 900 7,644
Cresco, Ltd. 1,600 13,917
CTI Engineering Co., Ltd. 1,400 25,194
Curves Holdings Co., Ltd. 6,200 32,522
CyberAgent, Inc. 53,400 425,448
#Cybozu, Inc. 3,800 50,390
Dai Nippon Printing Co., Ltd. 7,000 132,580
Dai Nippon Toryo Co., Ltd. 600 4,717
Dai-Dan Co., Ltd. 15,000 266,392
Daido Steel Co., Ltd. 20,600 239,646
Daifuku Co., Ltd. 22,800 986,465
Daihatsu Infinearth Mfg Co.,
Ltd. 2,800 52,711
Daiho Corp. 1,400 6,620
Daiichi Jitsugyo Co., Ltd. 1,400 28,544
#Daiichi Kigenso Kagaku-
Kogyo Co., Ltd. 200 2,923
Daiichi Life Group, Inc. 138,800 1,275,467
Daiichi Sankyo Co., Ltd. 51,348 848,182
Daiki Aluminium Industry Co.,
Ltd. 4,100 38,330
Daikin Industries, Ltd. 5,301 743,030
#Daikokutenbussan Co., Ltd. 600 18,398
Daikyonishikawa Corp. 3,500 19,029
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 2,800 19,047
Daiseki Co., Ltd. 2,700 72,624
Daisue Construction Co., Ltd. 800 17,485
Daito Trust Construction Co.,
Ltd. 24,000 538,796
Daitron Co., Ltd. 2,200 40,840
Daiwa House Industry Co., Ltd. 41,000 1,252,723
Daiwa Securities Group, Inc. 45,600 427,032
Daiwabo Holdings Co., Ltd. 10,500 214,885
DCM Holdings Co., Ltd. 5,000 46,616
Dear Life Co., Ltd. 7,300 48,867
Denso Corp. 30,000 360,391
#*Dentsu Group, Inc. 14,000 266,769
Dentsu Soken, Inc. 8,500 119,278
Denyo Co., Ltd. 1,100 25,270
Dexerials Corp. 9,600 149,570
DIC Corp. 14,800 338,491

35
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
Digital Arts, Inc. 900 $ 32,162
Digital Garage, Inc. 300 4,708
Digital Hearts Holdings Co.,
Ltd. 600 3,186
Digital Information
Technologies Corp. 3,300 19,016
#dip Corp. 6,200 72,047
Disco Corp. 1,100 519,518
DKS Co., Ltd. 800 42,781
DMG Mori Co., Ltd. 23,600 441,714
Dowa Holdings Co., Ltd. 5,300 320,493
DTS Corp. 12,700 82,665
Duskin Co., Ltd. 600 15,112
DyDo Group Holdings, Inc. 2,500 40,410
Eagle Industry Co., Ltd. 1,400 25,131
Earth Corp. 1,600 46,763
East Japan Railway Co. 11,700 252,957
#EAT&HOLDINGS Co., Ltd. 100 1,255
Ebara Corp. 33,400 1,135,393
#Ebara Jitsugyo Co., Ltd. 800 12,166
Ebase Co., Ltd. 300 770
#Eco's Co., Ltd. 700 9,926
EDION Corp. 7,200 97,544
eGuarantee, Inc. 5,500 61,948
Eisai Co., Ltd. 8,800 263,205
EJ Holdings, Inc. 1,300 14,061
Elecom Co., Ltd. 4,400 45,515
EM Systems Co., Ltd. 3,300 13,920
EN, Inc. 5,000 34,906
Endo Lighting Corp. 500 8,905
#Envipro Holdings, Inc. 1,200 8,347
ES-Con Japan, Ltd. 9,200 68,983
Eslead Corp. 400 14,856
Euglena Co., Ltd. 6,300 16,202
#*ExaWizards, Inc. 700 3,203
EXEO Group, Inc. 24,100 441,999
Ezaki Glico Co., Ltd. 3,800 137,349
FANUC Corp. 11,700 513,305
Fast Retailing Co., Ltd. 6,800 3,193,338
*f-code, Inc. 100 934
#Ferrotec Corp. 5,900 283,507
#FFRI Security, Inc. 300 11,295
FIDEA Holdings Co., Ltd. 1,000 12,182
Fintech Global, Inc. 2,000 1,621
First Bank of Toyama, Ltd.
(The) 2,400 39,682
Focus Systems Corp. 1,000 9,649
Foster Electric Co., Ltd. 1,700 32,437
FP Corp. 5,300 77,620
#France Bed Holdings Co.,
Ltd. 1,300 10,577
#*Fronteo, Inc. 1,800 8,925
Fudo Tetra Corp. 600 11,341
Fuji Co., Ltd. 2,900 37,715
Fuji Corp. 3,400 131,656
Fuji Electric Co., Ltd. 4,600 384,104
Fuji Pharma Co., Ltd. 800 11,190
Fuji Seal International, Inc. 4,000 63,202
Shares Value †
JAPAN — (Continued)
FUJIFILM Holdings Corp. 20,900 $ 385,444
Fujikura, Ltd. 87,000 3,315,000
Fujimi, Inc. 8,200 168,233
Fujitsu, Ltd. 29,900 606,758
#Fujiya Co., Ltd. 700 10,810
Fukuda Corp. 400 21,391
Fukuda Denshi Co., Ltd. 1,600 102,715
Fukui Bank, Ltd. (The) 1,700 40,682
Fukui Computer Holdings, Inc. 800 16,796
FULLCAST Holdings Co., Ltd. 3,200 33,143
Fumakilla, Ltd. 600 4,300
Funai Soken Holdings, Inc. 10,400 74,331
Furukawa Co., Ltd. 3,200 84,439
Furukawa Electric Co., Ltd. 5,800 1,568,208
Furuno Electric Co., Ltd. 2,100 96,085
Furuya Metal Co., Ltd. 1,000 46,903
Fuso Chemical Co., Ltd. 7,800 162,267
Futaba Industrial Co., Ltd. 5,000 31,109
Future Corp. 6,700 65,373
G-7 Holdings, Inc. 1,400 11,480
#GA Technologies Co., Ltd. 3,200 31,284
Gakken Holdings Co., Ltd. 1,200 7,397
Gakkyusha Co., Ltd. 1,600 23,310
Gakujo Co., Ltd. 700 7,120
Galilei Co., Ltd. 600 13,669
#Genki Global Dining
Concepts Corp. 1,000 17,759
#Genky DrugStores Co., Ltd. 1,800 41,409
Geo Holdings Corp. 3,000 35,589
#giftee, Inc. 2,600 18,948
#Giken, Ltd. 1,100 12,656
Global Link Management KK 100 1,200
GLOBERIDE, Inc. 1,100 14,580
Glory, Ltd. 4,400 112,453
GMO Financial Holdings, Inc. 4,800 31,458
GMO Payment Gateway, Inc. 5,700 282,990
#GMS Group Co., Ltd. 151 366
Goldcrest Co., Ltd. 900 19,183
Goldwin, Inc. 6,803 95,248
#Good Com Asset Co., Ltd. 1,300 12,245
grems, Inc. 200 3,600
GSI Creos Corp. 1,100 16,973
G-Tekt Corp. 1,900 21,873
#*Gumi, Inc. 5,400 11,096
Gunma Bank, Ltd. (The) 12,900 177,771
H.U. Group Holdings, Inc. 4,000 79,410
H2O Retailing Corp. 8,500 125,353
Hachijuni Nagano Bank, Ltd. 14,000 189,535
Hagihara Industries, Inc. 1,000 10,472
Hakuhodo DY Holdings, Inc. 26,283 176,025
Hakuto Co., Ltd. 1,400 37,210
Halows Co., Ltd. 400 10,044
Hamamatsu Photonics KK 21,500 277,557
Hankyu Hanshin Holdings, Inc. 7,400 213,351
Hanwa Co., Ltd. 14,500 149,252
Happinet Corp. 5,800 98,786
Hard Off Corp. Co., Ltd. 100 1,295
Haseko Corp. 24,000 414,894

36
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
Hazama Ando Corp. 16,000 $ 194,403
Heiwa Real Estate Co., Ltd. 1,400 21,719
Heiwado Co., Ltd. 3,300 56,079
Hennge K.K. 1,100 6,704
Hioki EE Corp. 900 64,210
Hirano Tecseed Co., Ltd. 700 7,969
Hirata Corp. 4,203 86,766
Hirogin Holdings, Inc. 13,100 154,612
Hirose Electric Co., Ltd. 1,200 167,129
HIS Co., Ltd. 15,400 102,696
Hitachi Construction Machinery
Co., Ltd. 11,200 391,094
Hitachi, Ltd. 166,000 5,171,577
Hochiki Corp. 3,300 40,559
Hodogaya Chemical Co., Ltd. 700 11,176
Hokkaido Gas Co., Ltd. 6,100 32,192
Hokko Chemical Industry Co.,
Ltd. 2,100 22,875
#Hokuetsu Corp. 4,800 27,231
Honda Motor Co., Ltd. 79,200 640,100
Honda Motor Co., Ltd.,
Sponsored ADR 8,870 215,896
H-One Co., Ltd. 1,400 11,266
#Honeys Holdings Co., Ltd. 900 8,379
Hoosiers Holdings Co., Ltd. 2,900 21,800
Horiba, Ltd. 3,100 429,278
Hoshizaki Corp. 9,500 309,119
Hosokawa Micron Corp. 600 22,667
#Hotland Holdings Co., Ltd. 700 7,044
House Foods Group, Inc. 5,200 99,716
#Hulic Co., Ltd. 47,300 533,051
Hyakugo Bank, Ltd. (The) 9,700 109,872
IBJ, Inc. 900 4,129
#Ichibanya Co., Ltd. 6,200 34,224
Ichigo, Inc. 5,300 16,911
Ichinen Holdings Co., Ltd. 2,000 27,555
ID Holdings Corp. 2,400 15,392
Idec Corp. 1,900 40,678
IDOM, Inc. 13,200 111,021
IHI Corp. 57,800 1,052,317
Iida Group Holdings Co., Ltd. 8,500 119,875
I'll, Inc. 2,000 30,414
Inaba Denki Sangyo Co., Ltd. 5,100 85,887
#Inaba Seisakusho Co., Ltd. 300 3,172
Inabata & Co., Ltd. 1,700 41,929
Ines Corp. 900 11,871
#Infomart Corp. 49,000 134,769
INFRONEER Holdings, Inc. 18,400 250,277
Insource Co., Ltd. 7,200 31,427
#Intage Holdings, Inc. 800 8,480
Intelligent Wave, Inc. 600 3,737
Internet Initiative Japan, Inc. 13,400 237,079
#Inui Global Logistics Co., Ltd. 1,700 16,500
Iriso Electronics Co., Ltd. 1,000 21,505
#Iseki & Co., Ltd. 1,600 17,225
Isetan Mitsukoshi Holdings,
Ltd. 12,600 238,725
Ishihara Sangyo Kaisha, Ltd. 1,500 28,860
Shares Value †
JAPAN — (Continued)
#Istyle, Inc. 22,800 $ 67,365
Isuzu Motors, Ltd. 48,200 660,076
Itfor, Inc. 1,400 15,384
#ITmedia, Inc. 400 4,056
Ito En, Ltd. 9,501 175,129
Itochu Enex Co., Ltd. 7,400 90,573
#Itoki Corp. 5,900 119,163
Iwaki Co., Ltd. 300 5,196
Izumi Co., Ltd. 4,800 29,069
J Front Retailing Co., Ltd. 23,100 336,907
JAC Recruitment Co., Ltd. 7,300 40,156
Japan Airport Terminal Co.,
Ltd. 4,801 154,626
Japan Aviation Electronics
Industry, Ltd. 3,200 49,193
Japan Business Systems, Inc. 300 2,728
Japan Cash Machine Co., Ltd. 1,900 11,785
*Japan Communications, Inc. 23,700 18,905
Japan Electronic Materials
Corp. 1,400 62,895
Japan Elevator Service
Holdings Co., Ltd. 12,700 129,184
Japan Engine Corp. 600 47,095
Japan Eyewear Holdings Co.,
Ltd. 100 1,425
#Japan Investment Adviser
Co., Ltd. 5,500 76,934
Japan Lifeline Co., Ltd. 9,700 86,907
Japan Material Co., Ltd. 8,200 93,039
Japan Post Insurance Co., Ltd. 20,700 201,511
Japan Property Management
Center  Co., Ltd. 1,600 13,233
Japan Pulp & Paper Co., Ltd. 6,300 44,545
Japan Securities Finance Co.,
Ltd. 6,300 86,436
Japan Steel Works, Ltd. (The) 3,000 181,660
#Japan System Techniques
Co., Ltd. 2,400 29,084
Japan Wool Textile Co., Ltd.
(The) 2,800 31,894
JBCC Holdings, Inc. 4,000 30,682
JCU Corp. 2,800 118,465
JDC Corp. 4,200 15,652
Jeol, Ltd. 4,800 192,270
JFE Systems, Inc. 800 9,654
JINS Holdings, Inc. 1,900 80,387
JINUSHI Co., Ltd. 1,800 38,595
JM Holdings Co., Ltd. 4,000 34,766
Joshin Corp. 2,500 46,329
Joyful Honda Co., Ltd. 3,700 48,497
JP-Holdings, Inc. 5,400 22,709
JSP Corp. 1,200 17,628
JTEKT Corp. 19,500 238,049
Juki Corp. 2,400 11,732
Justsystems Corp. 1,900 44,801
JVCKenwood Corp. 24,500 184,956
JX Advanced Metals Corp. 6,500 198,685
Kaga Electronics Co., Ltd. 3,000 80,597
#Kagome Co., Ltd. 4,900 84,051

37
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
Kajima Corp. 15,800 $ 616,755
Kakaku.com, Inc. 14,600 244,195
Kamakura Shinsho, Ltd. 1,900 5,711
Kamei Corp. 800 16,336
Kamigumi Co., Ltd. 4,700 155,812
Kanaden Corp. 500 7,457
Kanadevia Corp. 15,600 118,863
Kanamoto Co., Ltd. 4,200 124,361
Kandenko Co., Ltd. 12,400 541,088
Kaneka Corp. 4,700 146,874
Kanematsu Corp. 29,200 400,998
#Kanro, Inc. 600 4,196
#Kansai Paint Co., Ltd. 28,300 423,042
Kanto Denka Kogyo Co., Ltd. 3,600 38,388
#Kao Corp. 12,400 461,642
Katitas Co., Ltd. 6,800 135,171
Kato Sangyo Co., Ltd. 2,300 90,265
Kato Works Co., Ltd. 900 8,127
KAWADA TECHNOLOGIES,
Inc. 1,500 14,301
Kawasaki Heavy Industries,
Ltd. 47,000 964,864
KDDI Corp. 79,200 1,305,217
KeePer Technical Laboratory
Co., Ltd. 1,600 30,049
Keihan Holdings Co., Ltd. 5,300 109,717
Keihanshin Building Co., Ltd. 2,500 30,184
Keikyu Corp. 11,700 114,420
Keio Corp. 36,500 171,733
Keisei Electric Railway Co.,
Ltd. 16,200 114,957
KEIWA, Inc. 500 3,819
Kewpie Corp. 5,600 148,876
Keyence Corp. 3,500 1,592,483
KH Neochem Co., Ltd. 2,100 36,853
Kikkoman Corp. 16,900 153,842
#Kimura Chemical Plants Co.,
Ltd. 2,100 17,220
Kinden Corp. 900 48,140
Kintetsu Group Holdings Co.,
Ltd. 13,501 287,156
#Kirin Holdings Co., Ltd. 29,000 458,859
Ki-Star Real Estate Co., Ltd. 1,600 32,162
Kitz Corp. 5,600 74,831
KOA Corp. 1,000 12,010
Koatsu Gas Kogyo Co., Ltd. 2,100 14,741
Kohnan Shoji Co., Ltd. 1,100 28,429
#Kohoku Kogyo Co., Ltd. 200 6,968
Koito Manufacturing Co., Ltd. 14,400 233,682
Kojima Co., Ltd. 3,400 26,166
Kokusai Electric Corp. 14,400 586,090
Kokuyo Co., Ltd. 27,700 138,425
Komatsu, Ltd., Class R 40,100 1,677,902
KOMEDA Holdings Co., Ltd. 7,200 140,136
Komeri Co., Ltd. 900 19,154
Konami Group Corp. 4,900 590,983
Kondotec, Inc. 1,700 15,730
Konica Minolta, Inc. 46,200 147,116
Konishi Co., Ltd. 7,800 70,830
Shares Value †
JAPAN — (Continued)
Konoike Transport Co., Ltd. 1,000 $ 18,072
Konoshima Chemical Co., Ltd. 300 3,459
#Kosaido Holdings Co., Ltd. 7,600 29,390
Kose Holdings Corp. 5,300 188,589
Koshidaka Holdings Co., Ltd. 100 637
#Kotobuki Spirits Co., Ltd. 14,401 184,946
Kourakuen Corp. 600 4,162
KPP Group Holdings Co., Ltd. 3,800 23,449
Kraftia Corp. 4,900 302,496
#KRS Corp. 500 9,827
K's Holdings Corp. 12,000 138,528
Kubota Corp., Class R 58,000 944,922
Kumagai Gumi Co., Ltd. 8,200 78,648
Kumiai Chemical Industry Co.,
Ltd. 14,300 69,262
Kuraray Co., Ltd. 13,200 138,482
Kureha Corp. 3,100 77,151
Kurimoto, Ltd. 11,100 106,463
Kurita Water Industries, Ltd. 12,700 683,120
Kusuri no Aoki Holdings Co.,
Ltd. 5,900 141,415
KYB Corp. 800 22,922
Kyodo Printing Co., Ltd. 300 2,956
Kyoei Steel, Ltd. 2,700 32,719
#Kyokuto Boeki Kaisha, Ltd. 700 8,344
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 4,400 75,783
Kyokuyo Co., Ltd. 1,900 54,622
Kyorin Pharmaceutical Co.,
Ltd. 3,200 31,672
Kyosan Electric Manufacturing
Co., Ltd. 7,100 31,625
Kyowa Kirin Co., Ltd. 7,600 114,554
Kyushu Railway Co. 8,200 187,752
#LA Holdings Co., Ltd. 500 28,780
#Lacto Japan Co., Ltd. 300 6,365
Lasertec Corp. 3,901 1,062,721
Leopalace21 Corp. 37,000 153,945
Life Corp. 4,100 67,476
#LIKE, Inc. 200 2,019
#Link And Motivation, Inc. 6,100 21,643
Lintec Corp. 3,800 121,974
Lion Corp. 23,900 233,578
#LITALICO, Inc. 300 2,301
#Lixil Corp. 20,000 206,630
Loadstar Capital KK 2,300 44,399
#Look Holdings, Inc. 400 6,606
LY Corp. 139,900 368,085
M&A Capital Partners Co., Ltd. 1,000 20,548
M3, Inc. 64,900 622,888
Mabuchi Motor Co., Ltd. 16,000 150,550
Macnica Holdings, Inc. 6,900 116,618
Maeda Kosen Co., Ltd. 3,700 43,114
#Maezawa Industries, Inc. 100 1,155
Makino Milling Machine Co.,
Ltd. 2,000 151,878
Makita Corp. 8,100 303,314
Management Solutions Co.,
Ltd. 1,100 9,280

38
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
#*Mandom Corp. 3,200 $ 62,997
MarkLines Co., Ltd. 1,800 16,966
#Maruchiyo Yamaokaya Corp. 600 11,755
Maruwa Co., Ltd. 200 93,781
Maruzen Showa Unyu Co.,
Ltd. 1,200 59,500
Marvelous, Inc. 800 2,318
#Matching Service Japan Co.,
Ltd. 700 4,221
Matsuda Sangyo Co., Ltd. 1,200 50,847
Matsui Securities Co., Ltd. 11,100 65,096
MatsukiyoCocokara & Co. 31,200 455,143
Max Co., Ltd. 2,800 30,250
Maxvalu Tokai Co., Ltd. 900 19,728
Mazda Motor Corp. 69,501 448,615
MEC Co., Ltd. 3,500 207,715
#Media Do Co., Ltd. 100 793
#Medical System Network Co.,
Ltd., Class A 1,800 6,007
Medipal Holdings Corp. 21,100 378,226
Meidensha Corp. 5,300 286,130
MEIJI Holdings Co., Ltd. 10,700 253,255
MEITEC Group Holdings, Inc. 4,400 88,222
Meiwa Corp. 3,300 17,479
Menicon Co., Ltd. 5,800 59,960
*Mercari, Inc. 26,501 638,236
METAWATER Co., Ltd. 2,900 62,736
Micronics Japan Co., Ltd. 1,300 107,514
#Mie Kotsu Group Holdings,
Inc. 2,300 7,764
Milbon Co., Ltd. 1,400 22,826
MIMAKI ENGINEERING Co.,
Ltd. 2,800 26,713
MINEBEA MITSUMI, Inc. 17,300 344,885
Miraini Holdings Co., Ltd. 3,628 43,687
MIRAIT ONE Corp. 8,400 215,702
Mirarth Holdings, Inc. 22,800 57,762
Miroku Jyoho Service Co., Ltd. 1,100 11,954
MISUMI Group, Inc. 23,500 538,218
Mitsuba Corp. 3,600 26,189
Mitsubishi Chemical Group
Corp. 49,300 286,824
Mitsubishi Electric Corp. 42,100 1,674,006
Mitsubishi Estate Co., Ltd. 24,600 696,062
Mitsubishi Gas Chemical Co.,
Inc. 16,100 452,060
Mitsubishi Heavy Industries,
Ltd. 93,000 2,738,872
Mitsubishi Kakoki Kaisha, Ltd. 4,700 95,377
Mitsubishi Logistics Corp. 37,600 335,318
#Mitsubishi Motors Corp. 64,901 126,816
#Mitsubishi Pencil Co., Ltd. 2,200 32,767
Mitsubishi Research Institute,
Inc. 500 14,326
Mitsubishi Steel Manufacturing
Co., Ltd. 1,200 13,746
Mitsubishi UFJ Financial
Group, Inc. 170,600 3,066,783
Mitsui Chemicals, Inc. 27,400 331,342
Shares Value †
JAPAN — (Continued)
Mitsui E&S Co., Ltd. 19,400 $ 695,134
Mitsui Fudosan Co., Ltd. 54,300 590,628
Mitsui High-Tec, Inc. 3,200 13,151
Mitsui Kinzoku Co., Ltd. 4,400 1,189,113
Mitsui-Soko Holdings Co., Ltd. 6,100 153,060
Mitsuuroko Group Holdings
Co., Ltd. 5,000 63,655
Miura Co., Ltd. 9,700 199,874
#Miyaji Engineering Group,
Inc. 1,600 16,796
Mizuho Financial Group, Inc. 28,500 1,222,533
Mizuho Medy Co., Ltd. 600 6,785
Mizuno Corp. 3,800 80,265
Mochida Pharmaceutical Co.,
Ltd. 1,400 30,063
Modec, Inc. 3,700 304,821
Monex Group, Inc. 5,700 24,443
Monogatari Corp. (The) 400 10,759
MonotaRO Co., Ltd. 35,700 423,283
Morinaga & Co., Ltd. 3,200 54,645
Morinaga Milk Industry Co.,
Ltd. 2,900 87,830
Moriroku Co., Ltd. 600 9,308
Morita Holdings Corp. 3,500 56,195
Morito Co., Ltd. 500 6,120
MOS Food Services, Inc. 1,700 42,797
MrMax Holdings, Ltd. 400 1,802
MS&AD Insurance Group
Holdings, Inc. 46,000 1,184,161
#MTG Co., Ltd. 1,000 36,821
Mugen Estate Co., Ltd. 3,000 42,385
m-up Holdings, Inc. 9,100 41,869
#Musashi Seimitsu Industry
Co., Ltd. 200 5,482
Nachi-Fujikoshi Corp. 700 22,737
#Nafco Co., Ltd. 600 8,305
Nagano Keiki Co., Ltd. 500 9,827
Nagase & Co., Ltd. 42,000 315,593
Nagoya Railroad Co., Ltd. 14,401 162,707
Nakabayashi Co., Ltd. 100 369
Nakanishi, Inc. 5,400 95,729
Namura Shipbuilding Co., Ltd. 8,100 209,342
NANKAI Co., Ltd. 2,900 55,028
#*NE, Inc. 200 392
NEC Corp. 42,000 1,099,148
Needs Well, Inc. 1,200 3,477
#*Net Protections Holdings,
Inc. 600 1,604
Nexon Co., Ltd. 10,200 172,001
Nextage Co., Ltd. 7,000 152,324
NHK Spring Co., Ltd. 19,000 347,736
Nichias Corp. 2,500 49,408
Nichicon Corp. 200 3,090
Nichiden Corp. 2,100 31,318
*NIDEC Corp. 2,000 30,593
Nifco, Inc. 11,400 335,660
Nihon Dempa Kogyo Co., Ltd. 800 9,649
Nihon House Holdings Co.,
Ltd. 1,500 2,891

39
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
Nihon Kohden Corp. 7,700 $ 70,978
Nihon M&A Center Holdings,
Inc. 43,200 180,431
Nikkiso Co., Ltd. 7,200 122,125
Nikko Co., Ltd. 300 1,532
#Nikkon Holdings Co., Ltd. 5,000 162,184
Nikon Corp. 15,600 171,923
Nintendo Co., Ltd. 40,400 1,981,780
Nippn Corp. 3,300 55,848
Nippon Aqua Co., Ltd. 200 878
#Nippon Avionics Co., Ltd. 600 24,620
Nippon Carbide Industries Co.,
Inc. 700 12,007
Nippon Chemical Industrial
Co., Ltd. 200 4,288
#Nippon Concrete Industries
Co., Ltd. 300 595
Nippon Densetsu Kogyo Co.,
Ltd. 1,300 40,567
Nippon Dry-Chemical Co., Ltd. 1,200 22,751
NIPPON EXPRESS
HOLDINGS, Inc. 20,400 533,872
Nippon Gas Co., Ltd. 14,800 253,065
Nippon Kayaku Co., Ltd. 19,900 219,376
Nippon Light Metal Holdings
Co., Ltd. 10,600 192,986
Nippon Paint Holdings Co.,
Ltd. 71,800 453,283
Nippon Parking Development
Co., Ltd. 18,300 28,845
Nippon Rietec Co., Ltd. 900 15,564
Nippon Seiki Co., Ltd. 2,100 34,146
Nippon Shinyaku Co., Ltd. 7,400 226,196
Nippon Shokubai Co., Ltd. 15,800 217,533
Nippon Signal Co., Ltd. 5,100 54,578
#Nippon Ski Resort
Development Co., Ltd. 900 2,481
Nippon Soda Co., Ltd. 2,600 60,311
Nippon Thompson Co., Ltd. 4,700 33,052
Nishimatsu Construction Co.,
Ltd. 1,900 69,838
Nishimatsuya Chain Co., Ltd. 1,300 16,583
Nishi-Nippon Railroad Co., Ltd. 1,600 29,155
Nishio Holdings Co., Ltd. 1,500 41,256
Nissan Chemical Corp. 16,401 709,082
#*Nissan Motor Co., Ltd. 105,501 239,676
Nissan Shatai Co., Ltd. 2,200 12,663
Nissan Tokyo Sales Holdings
Co., Ltd. 3,400 11,347
Nissei ASB Machine Co., Ltd. 700 36,272
Nisshin Oillio Group, Ltd. (The) 3,300 38,053
Nisshin Seifun Group, Inc. 10,100 128,518
Nisshinbo Holdings, Inc. 11,100 146,130
Nissin Foods Holdings Co.,
Ltd. 8,300 148,490
Nissui Corp. 27,100 211,588
Niterra Co., Ltd. 1,500 80,511
Nitori Holdings Co., Ltd. 17,500 247,527
Nitta Gelatin, Inc. 1,000 7,581
Shares Value †
JAPAN — (Continued)
Nitto Denko Corp. 58,900 $ 1,126,657
Nitto Kogyo Corp. 2,700 77,965
Nitto Seiko Co., Ltd. 1,500 7,323
Nittoc Construction Co., Ltd. 700 5,253
Nittoku Co., Ltd., Class B 1,000 15,603
Noevir Holdings Co., Ltd. 1,800 50,254
Nojima Corp. 16,000 124,463
Nomura Co., Ltd. 2,700 20,159
Nomura Holdings, Inc. 50,800 407,327
*Nomura Holdings, Inc.,
Sponsored ADR 34,860 280,972
Nomura Micro Science Co.,
Ltd. 1,400 32,654
Nomura Real Estate Holdings,
Inc. 56,600 367,328
Nomura Research Institute,
Ltd. 26,000 687,228
Noritake Co., Ltd. 2,200 48,435
#Noritsu Koki Co., Ltd. 800 10,614
#Noritz Corp. 3,800 56,938
NPC, Inc. 2,000 9,508
NS Solutions Corp. 5,500 126,528
NSD Co., Ltd. 4,100 70,315
NSK, Ltd. 35,200 284,826
NTN Corp. 48,900 119,266
NTT, Inc. 721,300 701,945
#*Nxera Pharma Co., Ltd. 9,500 58,865
Oat Agrio Co., Ltd. 400 6,894
#Obara Group, Inc. 800 28,282
OBIC Co., Ltd. 15,000 398,296
Odakyu Electric Railway Co.,
Ltd. 12,801 128,659
#Oenon Holdings, Inc. 2,200 5,868
Ohba Co., Ltd. 300 2,360
Oiles Corp. 800 13,227
#Oisix ra daichi, Inc. 1,200 10,721
Oji Holdings Corp. 1,400 7,348
#Okabe Co., Ltd. 600 3,649
Okada Aiyon Corp. 300 4,210
Okamoto Industries, Inc. 600 21,518
Okamura Corp. 1,100 17,563
Oki Electric Industry Co., Ltd. 7,900 168,632
Okinawa Cellular Telephone
Co. 5,700 122,035
Okinawa Financial Group, Inc. 800 28,742
OKUMA Corp. 7,400 211,321
Okumura Corp. 1,600 62,793
#Okura Industrial Co., Ltd. 600 19,010
Olympus Corp. 69,000 680,951
Omron Corp. 11,000 391,200
Ono Pharmaceutical Co., Ltd. 23,301 342,887
Onward Holdings Co., Ltd. 19,800 93,121
Open House Group Co., Ltd. 12,200 713,292
Open Up Group, Inc. 6,400 71,635
Optex Group Co., Ltd. 3,600 67,173
#*Optim Corp. 200 545
Optimus Group Co., Ltd. 1,300 3,692
Oracle Corp. 1,700 93,774
Organo Corp. 3,200 322,236

40
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
Oriental Land Co., Ltd. 17,739 $ 247,738
Oriental Shiraishi Corp. 9,700 23,027
Osaka Gas Co., Ltd. 11,600 420,607
#Osaka Organic Chemical
Industry, Ltd. 1,400 41,811
Osaki Electric Co., Ltd. 2,600 33,781
#OSG Corp. 2,500 52,136
Otsuka Corp. 16,000 295,945
Otsuka Holdings Co., Ltd. 15,300 1,113,047
Pack Corp. (The) 7,200 59,914
PAL GROUP Holdings Co.,
Ltd. 11,800 112,876
PALTAC Corp. 2,500 73,785
Pan Pacific International
Holdings Corp. 65,300 370,619
Panasonic Holdings Corp. 38,600 788,972
Park24 Co., Ltd. 13,600 158,647
Penta-Ocean Construction
Co., Ltd. 29,500 329,441
Persol Holdings Co., Ltd. 359,000 535,390
PHC Holdings Corp. 4,300 27,275
Pigeon Corp. 19,100 205,620
PILLAR Corp. 2,200 128,037
Pilot Corp. 2,200 67,247
#*PKSHA Technology, Inc. 1,400 29,482
*Plaid, Inc. 400 1,350
Plus Alpha Consulting Co., Ltd. 3,600 50,104
#Pole To Win Holdings, Inc. 100 191
Port, Inc. 400 6,101
Prestige International, Inc. 10,700 45,407
#Pronexus, Inc. 1,900 12,986
Properst Co., Ltd. 300 616
#Pro-Ship, Inc. 1,400 13,696
PS Construction Co., Ltd. 1,630 27,866
QB Net Holdings Co., Ltd. 200 1,732
#Qol Holdings Co., Ltd. 5,200 58,436
Quick Co., Ltd. 5,100 27,371
Raccoon Holdings, Inc. 1,000 4,071
Raito Kogyo Co., Ltd. 3,700 90,667
Raiznext Corp. 400 5,771
Rakus Co., Ltd. 11,700 63,934
*Rakuten Bank, Ltd. 7,400 297,738
*Rakuten Group, Inc. 40,300 195,244
#Rasa Industries, Ltd. 3,000 40,739
Recruit Holdings Co., Ltd. 87,400 4,073,145
Relo Group, Inc. 10,900 136,159
Rengo Co., Ltd. 35,200 275,953
#*RENOVA, Inc. 12,500 88,622
Resona Holdings, Inc. 19,600 242,459
Resonac Holdings Corp. 10,100 916,190
Restar Corp. 1,600 29,293
#Retail Partners Co., Ltd. 2,000 16,528
Rheon Automatic Machinery
Co., Ltd. 700 6,790
Ricoh Co., Ltd. 39,200 329,325
Riken Keiki Co., Ltd. 1,800 38,595
Riken Technos Corp. 3,200 33,898
Rinnai Corp. 3,300 75,011
Rion Co., Ltd. 400 8,640
Shares Value †
JAPAN — (Continued)
#Riso Kyoiku Group Corp. 5,000 $ 6,190
Roland Corp., Registered 1,100 28,675
Rorze Corp. 4,400 103,047
Round One Corp. 1,200 6,547
RYODEN Corp. 1,500 33,933
Ryohin Keikaku Co., Ltd. 33,800 780,158
Ryoyo Ryosan Holdings, Inc. 3,244 56,101
S&B Foods, Inc. 500 14,709
#Sac's Bar Holdings, Inc. 1,100 5,173
Saibu Gas Holdings Co., Ltd. 2,800 39,953
Sakai Chemical Industry Co.,
Ltd. 1,300 30,778
Sakai Moving Service Co., Ltd. 800 14,836
Sakata INX Corp. 9,500 141,495
Sakata Seed Corp. 1,900 50,014
Sala Corp. 2,500 16,592
#San Holdings, Inc. 1,900 16,853
San-Ai Obbli Co., Ltd. 5,300 77,958
Sangetsu Corp. 4,200 80,057
#Sanki Engineering Co., Ltd. 17,100 262,875
Sanko Gosei, Ltd. 1,400 7,737
Sankyo Co., Ltd. 29,500 347,701
#Sankyo Tateyama, Inc. 1,100 4,612
Sankyu, Inc. 5,500 296,576
#Sanoh Industrial Co., Ltd. 2,700 12,785
#Sanrio Co., Ltd. 35,500 207,284
*Sansan, Inc. 8,900 71,277
Sansei Technologies, Inc. 1,000 13,573
Santen Pharmaceutical Co.,
Ltd. 31,000 319,684
Sanwa Holdings Corp. 20,800 473,726
Sanyo Chemical Industries,
Ltd. 1,200 38,212
Sanyo Denki Co., Ltd. 2,200 97,151
Sanyo Trading Co., Ltd. 3,300 32,978
Sapporo Holdings, Ltd. 13,500 151,623
Sato Corp. 2,900 38,511
SBI Holdings, Inc. 39,200 790,229
#SBS Holdings, Inc. 1,700 45,021
SCREEN Holdings Co., Ltd. 6,800 443,917
Scroll Corp. 2,900 24,521
Secom Co., Ltd., Class B 12,300 450,541
Sega Sammy Holdings, Inc. 14,700 213,739
Segue Group Co., Ltd. 600 2,006
Seibu Holdings, Inc. 1,300 30,545
Seika Corp. 2,700 51,397
Seikitokyu Kogyo Co., Ltd. 1,700 15,763
Seiko Electric Co., Ltd. 300 4,824
Seiko Epson Corp. 15,400 206,031
Seiko Group Corp. 2,600 96,730
Seino Holdings Co., Ltd. 8,900 136,222
Sekisui Chemical Co., Ltd. 17,400 262,990
Sekisui House, Ltd. 41,600 905,242
Sekisui Kasei Co., Ltd. 600 1,731
Senko Group Holdings Co.,
Ltd. 9,500 111,881
Senshu Electric Co., Ltd. 1,900 73,597
Septeni Holdings Co., Ltd. 6,100 16,388

41
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
Seria Co., Ltd. 3,900 $ 84,244
Seven & i Holdings Co., Ltd. 80,700 963,528
Seven Bank, Ltd. 106,300 179,287
SG Holdings Co., Ltd. 20,200 188,459
#Sharingtechnology, Inc. 1,700 12,606
#*Sharp Corp. 7,200 25,707
Shibaura Machine Co., Ltd. 2,700 71,935
Shibaura Mechatronics Corp. 11,500 350,787
Shibuya Corp. 1,400 30,465
#*SHIFT, Inc. 27,515 115,219
Shimadzu Corp. 14,100 326,800
Shimano, Inc. 600 62,851
Shimizu Corp. 22,400 434,263
Shin Nippon Air Technologies
Co., Ltd. 3,000 68,154
Shinagawa Refra Co., Ltd. 2,800 34,128
Shin-Etsu Chemical Co., Ltd. 34,100 1,576,775
Shin-Etsu Polymer Co., Ltd. 3,700 50,221
Shinko Shoji Co., Ltd. 1,600 16,653
Shinmaywa Industries, Ltd. 9,900 161,288
#Shinnihonseiyaku Co., Ltd. 2,000 25,462
Shinwa Co., Ltd. 600 11,582
Shionogi & Co., Ltd. 17,800 360,078
Ship Healthcare Holdings, Inc. 6,400 94,833
Shiseido Co., Ltd. 29,301 594,789
Shizuoka Financial Group, Inc. 12,700 222,952
#SHO-BOND Holdings Co.,
Ltd. 11,600 98,082
#Shoei Co., Ltd. 5,100 56,889
Shoei Foods Corp. 200 5,220
SIGMAXYZ Holdings, Inc. 13,200 53,826
Siix Corp. 3,200 26,179
Simplex Holdings, Inc. 26,600 149,206
Sinfonia Technology Co., Ltd. 3,300 300,086
Sinko Industries, Ltd. 7,100 55,231
SKY Perfect JSAT Corp. 16,000 352,254
SMC Corp. 900 436,948
SMS Co., Ltd. 12,401 140,783
#Socionext, Inc. 19,302 228,981
#Soda Nikka Co., Ltd. 900 5,812
SoftBank Corp. 1,172,800 1,660,728
Softcreate Holdings Corp.,
Class B 2,000 22,718
Software Service, Inc. 200 14,396
Soken Chemical & Engineering
Co., Ltd. 1,400 30,108
Solasto Corp. 6,100 43,559
Sony Financial Group, Inc. 405,900 362,371
Sony Group Corp. 249,200 4,950,446
Sotetsu Holdings, Inc. 3,400 57,312
#S-Pool, Inc. 400 608
Square Enix Holdings Co., Ltd. 18,000 282,224
#SRA Holdings 1,200 34,421
SRE Holdings Corp. 200 4,544
#SRS Holdings Co., Ltd. 3,500 26,378
Star Mica Holdings Co., Ltd. 5,500 57,455
Starts Corp., Inc. 2,800 85,856
Stella Chemifa Corp. 1,000 34,204
Shares Value †
JAPAN — (Continued)
#Strike Group Co., Ltd. 2,400 $ 20,124
Subaru Corp. 73,500 1,101,996
Sugi Holdings Co., Ltd. 11,282 225,345
Sukegawa Electric Co., Ltd. 100 3,829
Sumitomo Bakelite Co., Ltd. 5,600 196,548
Sumitomo Chemical Co., Ltd. 110,083 357,987
Sumitomo Electric Industries,
Ltd. 19,300 1,255,014
#Sumitomo Forestry Co., Ltd. 32,400 286,670
Sumitomo Heavy Industries,
Ltd. 15,100 507,718
Sumitomo Mitsui Financial
Group, Inc. 81,700 2,873,746
Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 37,553 797,250
Sumitomo Mitsui Trust Group,
Inc. 26,200 865,726
#*Sumitomo Pharma Co., Ltd. 12,700 139,355
Sumitomo Realty &
Development Co., Ltd. 29,400 908,613
Sumitomo Seika Chemicals
Co., Ltd. 2,000 15,277
Sun Frontier Fudousan Co.,
Ltd. 600 10,280
Sundrug Co., Ltd. 6,500 156,501
Suntory Beverage & Food, Ltd. 4,200 120,582
Sun-Wa Technos Corp. 900 18,407
Suzuken Co., Ltd. 7,800 276,252
Suzuki Motor Corp. 36,900 411,727
SWCC Corp. 4,100 414,435
Sysmex Corp. 43,000 378,125
System Research Co., Ltd. 1,300 13,730
#System Support Holdings,
Inc. 2,700 18,436
Systena Corp. 21,400 58,176
#Syuppin Co., Ltd. 3,200 22,381
T Hasegawa Co., Ltd. 3,700 68,425
T&D Holdings, Inc. 18,700 452,509
Tachi-S Co., Ltd., Class S 5,100 66,913
Tadano, Ltd. 14,000 122,753
Taikisha, Ltd. 1,600 35,634
Taisei Corp. 5,600 605,903
Taiyo Holdings Co., Ltd. 9,200 283,506
Takamatsu Construction
Group Co., Ltd. 1,300 28,081
#Takamiya Co., Ltd. 400 1,001
Takaoka Toko Co., Ltd. 700 33,726
Takara Holdings, Inc. 13,200 149,095
Takara Standard Co., Ltd. 4,000 75,658
Takasago International Corp. 3,000 22,437
Takasago Thermal
Engineering Co., Ltd. 6,000 172,528
#Takashima & Co., Ltd. 3,400 17,010
Takashimaya Co., Ltd. 26,400 313,859
Takeda Pharmaceutical Co.,
Ltd. 55,600 1,869,832
Takeuchi Manufacturing Co.,
Ltd. 6,300 282,225
#Tama Home Co., Ltd. 1,600 36,297

42
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
Tanseisha Co., Ltd. 6,800 $ 61,749
TASUKI Holdings, Inc. 800 4,074
#Tauns Laboratories, Inc. 400 1,243
Tayca Corp. 200 2,419
Tazmo Co., Ltd. 1,300 24,091
TDC Soft, Inc. 3,100 18,754
Tear Corp. 200 630
TechMatrix Corp. 5,300 61,251
Teijin, Ltd. 30,100 302,431
Teikoku Corp. 600 10,579
Tekken Corp. 900 27,970
Terasaki Electric Co., Ltd. 200 5,131
Terumo Corp. 17,400 221,740
#Tess Holdings Co., Ltd. 9,800 48,342
THK Co., Ltd. 6,700 251,103
TIS, Inc. 25,300 551,674
TKC Corp. 2,400 55,059
TOA Corp. 4,400 78,170
TOA ROAD Corp. 1,600 16,061
Toagosei Co., Ltd. 5,100 55,408
TOBISHIMA HOLDINGS, Inc. 1,700 21,794
Tobu Railway Co., Ltd. 7,601 135,475
Tocalo Co., Ltd. 6,600 131,827
Tochigi Bank, Ltd. (The) 8,700 52,909
Toda Corp. 28,400 256,806
Toei Animation Co., Ltd. 7,000 116,812
Toenec Corp. 6,300 98,256
Toho Co., Ltd. 600 5,322
Toho Co., Ltd. 10,000 92,945
Toho Gas Co., Ltd. 36,000 272,576
Toho Holdings Co., Ltd. 4,000 114,202
Toho Titanium Co., Ltd. 3,500 74,934
#*Toho Zinc Co., Ltd. 1,000 7,275
Tokai Corp. 100 1,675
TOKAI Holdings Corp. 11,200 81,549
Tokai Rika Co., Ltd. 1,200 22,138
Tokai Tokyo Financial
Holdings, Inc. 21,600 97,038
Tokio Marine Holdings, Inc. 70,900 3,258,491
Tokyo Base Co., Ltd. 6,500 17,255
Tokyo Electron Device, Ltd. 3,700 81,577
Tokyo Electron, Ltd. 13,600 3,852,487
Tokyo Energy & Systems, Inc. 2,000 24,147
Tokyo Gas Co., Ltd. 14,500 617,179
Tokyo Ohka Kogyo Co., Ltd. 12,300 713,173
#Tokyo Sangyo Co., Ltd. 200 1,114
Tokyo Seimitsu Co., Ltd. 6,500 710,539
Tokyo Steel Manufacturing
Co., Ltd. 2,800 30,322
Tokyo Tatemono Co., Ltd. 20,100 461,631
Tokyotokeiba Co., Ltd. 700 24,747
Tokyu Construction Co., Ltd. 15,300 143,720
Tokyu Corp. 13,600 144,457
Tokyu Fudosan Holdings Corp. 68,400 583,804
Toli Corp. 3,300 13,541
#Tomen Devices Corp. 400 38,748
Tomoe Engineering Co., Ltd. 300 3,381
Tomoku Co., Ltd. 400 8,947
Shares Value †
JAPAN — (Continued)
Tomy Co., Ltd. 14,800 $ 240,410
Topre Corp. 2,200 33,399
Toray Industries, Inc. 55,800 399,169
Tosei Corp. 10,300 107,269
Toshiba TEC Corp. 2,800 48,154
Totech Corp. 3,900 94,573
Totetsu Kogyo Co., Ltd. 2,700 95,109
TOTO, Ltd. 10,202 353,185
Towa Pharmaceutical Co., Ltd. 300 7,581
Toyo Kanetsu KK 2,600 45,362
Toyo Seikan Group Holdings,
Ltd. 6,900 142,619
Toyobo Co., Ltd. 13,600 123,672
Toyoda Gosei Co., Ltd. 4,700 138,776
Toyota Boshoku Corp. 13,700 193,035
Toyota Motor Corp. 302,701 5,839,412
Toyota Motor Corp.,
Sponsored ADR 1,050 202,251
Toyota Tsusho Corp. 31,400 1,222,497
#Transaction Co., Ltd. 4,600 33,259
#*Transaction Media
Networks, Inc. 100 197
Transcosmos, Inc. 1,000 24,537
TRE Holdings Corp. 4,500 45,917
#Treasure Factory Co., Ltd. 1,600 17,388
Trend Micro, Inc. 11,100 387,886
Trusco Nakayama Corp. 3,900 53,832
Tsubakimoto Chain Co. 3,800 56,962
#Tsuburaya Fields Holdings,
Inc. 5,300 48,027
Tsugami Corp. 11,100 332,210
Tsukada Global Holdings, Inc. 1,800 7,122
Tsukishima Holdings Co., Ltd. 5,400 107,686
#Tsuruha Holdings, Inc. 21,651 284,342
Tsurumi Manufacturing Co.,
Ltd. 1,600 22,187
UACJ Corp. 17,900 313,326
Uchida Yoko Co., Ltd. 3,000 38,557
ULS Group, Inc. 400 1,264
Umios Corp. 13,100 110,807
U-Next Holdings Co., Ltd. 8,000 77,955
Unicharm Corp. 14,200 82,651
Unipres Corp. 2,900 24,224
#UNISOL Holdings Co.rp. 3,700 51,189
#United Arrows, Ltd. 4,000 62,870
United Super Markets
Holdings, Inc. 7,321 38,216
Urbanet Corp. Co., Ltd. 3,400 11,933
User Local, Inc. 2,500 24,632
Ushio, Inc. 10,200 205,686
USS Co., Ltd. 30,200 326,658
UT Group Co., Ltd. 109,500 128,573
#V Technology Co., Ltd. 300 9,247
Valor Holdings Co., Ltd. 3,300 77,707
Valqua, Ltd. 700 25,864
Vector, Inc. 6,500 51,683
#Vision, Inc. 7,000 48,824
*Visional, Inc. 4,300 202,727
Vital KSK Holdings, Inc. 5,500 49,137

43
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
JAPAN — (Continued)
VT Holdings Co., Ltd. 12,200 $ 37,370
#Wacoal Holdings Corp. 3,500 103,188
Wacom Co., Ltd. 26,300 120,335
Wakita & Co., Ltd. 4,700 54,437
#Watahan & Co., Ltd. 1,000 8,998
Wealth Management, Inc. 200 1,375
#Weathernews, Inc. 3,700 48,049
Wellneo Sugar Co., Ltd. 600 10,235
West Holdings Corp. 5,300 97,304
#Will Group, Inc., Preference 2,400 17,215
WingArc1st, Inc. 3,900 66,275
Workman Co., Ltd. 2,500 114,865
World Co., Ltd. 7,000 67,764
World Holdings Co., Ltd. 500 8,162
Xebio Holdings Co., Ltd. 3,000 19,010
YAC Holdings Co., Ltd. 1,300 9,648
Yahagi Construction Co., Ltd. 2,800 38,095
YAKUODO Holdings Co., Ltd. 900 10,091
YAMABIKO Corp. 3,100 76,954
Yamada Holdings Co., Ltd. 51,900 172,983
Yamae Group Holdings Co.,
Ltd. 1,200 21,886
Yamaha Corp. 22,303 160,115
#Yamaha Motor Co., Ltd. 40,600 286,549
#Yamatane Corp. 800 10,312
Yamato Holdings Co., Ltd. 13,000 146,380
Yamazaki Baking Co., Ltd. 6,706 140,406
Yamazen Corp. 8,200 80,637
Yaskawa Electric Corp. 10,300 362,822
Yellow Hat, Ltd. 7,500 72,605
Yodoko, Ltd. 800 6,841
Yokogawa Bridge Holdings
Corp. 4,600 86,009
Yokogawa Electric Corp. 8,000 278,893
Yokohama Financial Group,
Inc. 31,200 295,664
Yondenko Corp. 3,200 41,433
Yondoshi Holdings, Inc. 700 8,251
Yonex Co., Ltd. 5,300 89,526
*Yoshimura Food Holdings KK 500 2,151
Yuasa Co., Ltd. 1,800 68,575
Yurtec Corp. 5,200 82,660
Zacros Corp. 6,400 55,911
Zenrin Co., Ltd. 3,700 20,093
Zeon Corp. 18,900 220,111
#ZIGExN Co., Ltd. 7,400 19,267
Zojirushi Corp., Class B 900 9,017
ZOZO, Inc. 39,100 262,987
TOTAL JAPAN 210,277,750
NETHERLANDS — (5.3%)
Aalberts NV, Registered 4,949 187,399
ABN AMRO Bank NV, Class
CV 47,283 1,641,216
Acomo NV 3,208 97,465
Aegon, Ltd. 6,102 50,277
Aegon, Ltd.- NYS 136,593 1,124,161
Akzo Nobel NV 21,414 1,252,968
Allfunds Group PLC 37,524 383,832
Shares Value †
NETHERLANDS — (Continued)
AMG Critical Materials NV 3,716 $ 155,967
APERAM SA 6,755 359,588
Arcadis NV 4,975 212,427
ASM International NV 1,954 1,903,848
ASML Holding NV- NYS,
NVDR 16,074 23,130,325
ASML Holding NV, Class B 393 563,536
ASR Nederland NV, Class B 31,200 2,362,838
Ω*Basic-Fit NV 5,084 170,325
BE Semiconductor Industries
NV 4,609 1,336,506
#Brunel International NV 2,503 21,258
#*CM.com NV 1,480 10,504
Coca-Cola Europacific
Partners PLC 6,500 616,847
Corbion NV 6,148 137,026
ΩCTP NV 11,074 208,885
*Flow Traders, Ltd. 3,555 114,347
Fugro NV 4,765 69,031
*Havas NV 5,722 108,737
Heineken NV 6,916 536,581
IMCD NV 2,206 259,162
ING Groep NV 138,234 4,014,150
*InPost SA 3,225 57,578
Kendrion NV 3,033 64,753
Koninklijke Ahold Delhaize NV 52,780 2,477,777
Koninklijke BAM Groep NV 27,961 306,512
Koninklijke Heijmans NV 2,718 274,357
Koninklijke KPN NV 527,969 2,826,636
Koninklijke Philips NV 20,003 525,370
Koninklijke Philips NV- NYS 45,069 1,187,117
Koninklijke Vopak NV 4,852 242,691
#*Magnum Ice Cream Co. NV
(The) 20,390 304,423
Nedap NV 220 21,807
NN Group NV 32,326 2,817,452
*Pharming Group NV 41,909 70,399
PostNL NV 37,295 41,452
Randstad NV 3,236 95,431
SBM Offshore NV 25,855 1,105,195
ΩSignify NV 10,205 231,279
Sligro Food Group NV 953 14,533
TKH Group NV 4,086 208,595
*TomTom NV 3,428 18,699
Universal Music Group NV 66,076 1,380,847
Van Lanschot Kempen NV 2,894 221,341
Wolters Kluwer NV 16,324 1,271,866
TOTAL NETHERLANDS 56,795,316
NEW ZEALAND — (0.2%)
a2 Milk Co., Ltd. (The) 24,231 123,687
Auckland International Airport,
Ltd. 51,112 248,261
Briscoe Group, Ltd. 3,708 9,933
Channel Infrastructure NZ, Ltd. 67,451 120,724
#Chorus, Ltd. 40,065 229,515
Colonial Motor Co., Ltd. (The) 12 55
Contact Energy, Ltd. 23,581 131,892
EBOS Group, Ltd. 10,679 133,793

44
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
NEW ZEALAND — (Continued)
Fisher & Paykel Healthcare
Corp., Ltd. 18,178 $ 391,170
Freightways Group, Ltd. 17,199 128,093
*Gentrack Group, Ltd. 5,397 19,160
Hallenstein Glasson Holdings,
Ltd. 4,517 26,062
#Heartland Group Holdings,
Ltd. 124,822 83,043
#Infratil, Ltd. 22,539 165,475
Mainfreight, Ltd. 2,043 70,966
Mercury NZ, Ltd. 19,434 76,660
Meridian Energy, Ltd. 35,727 119,475
Napier Port Holdings, Ltd. 60 131
NZME, Ltd. 300 196
NZX, Ltd. 35,899 29,590
*Oceania Healthcare, Ltd. 25,335 11,113
Port of Tauranga, Ltd. 7,459 36,450
*Ryman Healthcare, Ltd. 32,143 40,119
#Scales Corp., Ltd. 15,118 54,027
Skellerup Holdings, Ltd. 18,290 63,210
SKY Network Television, Ltd. 13,726 26,102
*SKYCITY Entertainment
Group, Ltd. 39,342 14,708
Spark New Zealand, Ltd. 170,153 208,370
Summerset Group Holdings,
Ltd. 11,256 54,076
TOWER, Ltd. 39,733 47,253
Turners Automotive Group,
Ltd. 2,223 11,256
Vector, Ltd. 12,773 36,472
TOTAL NEW ZEALAND 2,711,037
NORTHERN IRELAND — (0.0%)
*Easor OYJ 24 18
TOTAL NORTHERN IRELAND 18
NORWAY — (0.8%)
2020 Bulkers, Ltd. 679 220
ABG Sundal Collier Holding
ASA 20,997 16,183
AF Gruppen ASA 3,233 61,931
Aker Solutions ASA 44,675 202,470
AKVA Group ASA 12 174
*Archer, Ltd. 11,987 37,046
*Atea ASA, Class A 5,535 92,938
Ω*AutoStore Holdings, Ltd. 21,113 26,895
Borregaard ASA 944 15,465
Bouvet ASA 8,494 47,024
ΩBW LPG, Ltd. 380 7,577
ΩBW LPG, Ltd. 6,315 125,654
BW Offshore, Ltd. 12,828 72,534
*Cloudberry Clean Energy
ASA 32,580 46,020
DNB Bank ASA 33,152 999,984
DOF Group ASA 20,843 307,852
ΩElmera Group ASA 15,736 58,697
Elopak ASA 19,804 76,107
ΩEntra ASA, Class B 3,839 43,414
ΩEuropris ASA 21,996 223,682
Gjensidige Forsikring ASA 8,382 233,910
Shares Value †
NORWAY — (Continued)
ΩKid ASA 3,813 $ 54,023
Kitron ASA 18,690 201,715
*Kongsberg Automotive ASA 4,861 996
Kongsberg Gruppen ASA 21,244 707,935
*Kongsberg Maritime A/S 21,244 138,664
Leroy Seafood Group ASA 7,098 34,671
#*LINK Mobility Group Holding
ASA 30,176 80,252
Medistim ASA 775 18,745
Mowi ASA 11,470 253,256
ΩMulticonsult ASA 1,711 29,171
NORBIT ASA 2,667 65,252
Norconsult Norge A/S 10,245 43,336
*Nordic Semiconductor ASA 8,733 177,427
Norsk Hydro ASA 17,028 187,164
*Northern Ocean, Ltd. 93 87
Odfjell Drilling, Ltd. 15,665 167,383
Orkla ASA 8,583 105,366
Pareto Bank ASA 3,667 26,411
*Pexip Holding ASA 4,032 29,430
*PhotoCure ASA 8 56
Protector Forsikring ASA 4,593 230,376
Reach Subsea ASA 26,398 19,722
Salmar ASA 2,180 130,998
*SATS ASA 7,172 31,879
Ω*Scatec ASA 16,448 213,057
*SED Energy Holdings PLC,
Class A 16,496 15,357
Selvaag Bolig ASA 4,141 15,536
Sparebank 1 Oestlandet 3,744 81,902
SpareBank 1 Sor-Norge ASA 14,087 302,862
Sparebanken More 4,740 58,596
Sparebanken Norge 4,672 101,048
Storebrand ASA 45,642 876,768
Subsea 7 SA 19,771 708,157
TGS ASA 19,827 320,767
TOMRA Systems ASA 7,784 78,446
Veidekke ASA 11,170 224,058
Vend Marketplaces ASA,
Class B 4,763 130,460
Wilh. Wilhelmsen Holding
ASA, Class A 1,249 92,910
Wilh. Wilhelmsen Holding
ASA, Class B 323 21,597
*Zaptec ASA 172 673
TOTAL NORWAY 8,672,286
PORTUGAL — (0.3%)
#Altri SGPS SA 4,803 28,115
Banco Comercial Portugues
SA, Class R 515,848 550,049
Corticeira Amorim SGPS SA 5,615 42,286
CTT-Correios de Portugal SA 3,340 25,114
#EDP Renovaveis SA 37,377 621,722
EDP SA 276,645 1,506,737
#Navigator Co. SA (The) 15,860 62,251
NOS SGPS SA 28,495 187,854
REN - Redes Energeticas
Nacionais SGPS SA 34,936 154,706

45
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
PORTUGAL — (Continued)
Sonae SGPS SA 103,621 $ 236,784
TOTAL PORTUGAL 3,415,618
SINGAPORE — (0.9%)
*AEM Holdings, Ltd. 20,816 120,135
BRC Asia, Ltd. 100 351
Centurion Corp., Ltd. 400 515
China Aviation Oil Singapore
Corp., Ltd. 22,800 37,954
City Developments, Ltd. 59,100 378,671
CSE Global, Ltd. 63,324 68,119
DBS Group Holdings, Ltd. 68,000 3,123,552
DFI Retail Group Holdings,
Ltd. 17,400 72,732
Food Empire Holdings, Ltd. 24,000 61,435
Frasers Property, Ltd. 16,400 14,680
Frencken Group, Ltd. 25,700 54,082
Genting Singapore, Ltd. 292,700 156,284
GuocoLand, Ltd. 200 386
Ho Bee Land, Ltd. 18,400 30,918
Hong Fok Corp., Ltd. 25,100 19,610
Hongkong Land Holdings, Ltd. 31,400 247,746
Hour Glass, Ltd. (The) 18,100 33,399
iFAST Corp., Ltd. 14,100 96,654
ISDN Holdings, Ltd. 12,241 5,863
Keppel REIT 7,777 5,465
#Keppel, Ltd. 70,000 597,464
NETLINK NBN TRUST 168,900 133,948
OUE, Ltd. 300 262
Oversea-Chinese Banking
Corp., Ltd. 53,600 921,707
Pan-United Corp., Ltd. 400 493
Propnex, Ltd. 5,800 7,970
Q&M Dental Group Singapore,
Ltd. 400 184
Raffles Medical Group, Ltd. 47,600 37,189
SATS, Ltd. 43,100 111,680
Seatrium, Ltd. 196,455 362,506
Sheng Siong Group, Ltd. 40,700 96,832
SIA Engineering Co., Ltd.,
Registered 15,500 38,216
Singapore Exchange, Ltd. 23,400 398,712
Singapore Land Group, Ltd. 400 1,175
Singapore Technologies
Engineering, Ltd. 79,200 666,659
Straits Trading Co., Ltd. 11,955 16,521
Tai Sin Electric, Ltd. 1,000 448
*Thomson Medical Group, Ltd. 2,500 112
United Overseas Bank, Ltd. 21,200 601,767
UOL Group, Ltd. 45,800 382,281
Venture Corp., Ltd. 8,600 109,395
Vicom, Ltd. 100 141
Wee Hur Holdings, Ltd. 75,800 43,151
Wing Tai Holdings, Ltd. 40,400 51,073
Yangzijiang Shipbuilding
Holdings, Ltd. 151,200 511,697
TOTAL SINGAPORE 9,620,134
SPAIN — (3.1%)
Acciona SA 4,876 1,415,074
Shares Value †
SPAIN — (Continued)
Acerinox SA 17,176 $ 280,665
ΩAena SME SA 28,380 773,685
Almirall SA 4,619 68,162
Amadeus IT Group SA 31,532 1,812,439
*Amper SA 1,854 403
Atresmedia Corp. de Medios
de Comunicacion SA 6,690 40,651
Audax Renovables SA 19,143 32,426
Banco Bilbao Vizcaya
Argentaria SA 41,937 925,341
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 82,156 1,817,291
Banco de Sabadell SA 542,283 2,097,937
Banco Santander SA 346,763 4,222,269
Banco Santander SA,
Sponsored ADR 91,838 1,119,505
Bankinter SA 67,859 1,127,561
CaixaBank SA 243,333 3,094,184
ΩCellnex Telecom SA 20,418 685,486
Construcciones y Auxiliar de
Ferrocarriles SA 1,751 131,456
Corp ACCIONA Energias
Renovables SA 7,495 196,589
*Distribuidora Internacional de
Alimentacion SA 951 43,730
Elecnor SA 2,218 98,479
Enagas SA 11,102 222,045
#*Ence Energia y Celulosa SA 9,174 26,323
Endesa SA 7,587 339,888
Faes Farma SA 15,416 87,797
Ferrovial NV 722 49,753
Ferrovial NV 14,130 968,653
Fluidra SA 7,411 172,913
ΩGestamp Automocion SA 7,410 28,033
ΩGlobal Dominion Access SA 12,996 50,537
*Grenergy Renovables SA 1,811 256,626
#Grifols SA 16,536 173,802
Iberdrola SA 118,472 2,772,518
*Iberdrola SA 1,545 36,166
Indra Sistemas SA 10,576 605,544
Industria de Diseno Textil SA 63,239 3,752,145
*Inmocemento SA 4,042 17,686
Laboratorios Farmaceuticos
Rovi SA 1,609 149,862
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 30,404 42,442
Mapfre SA 94,123 459,971
ΩNeinor Homes SA 4,710 91,937
*Obrascon Huarte Lain SA 39,377 20,389
*Pharma Mar SA 488 54,955
Prim SA 4 62
*Promotora de Informaciones
SA, Class A 364 129
ΩProsegur Cash SA 5,589 4,288
Prosegur Cia de Seguridad SA 6,108 19,310
*Realia Business SA 464 563
Redeia Corp. SA 26,885 469,907
Sacyr SA 28,671 157,333

46
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
SPAIN — (Continued)
*Solaria Energia y Medio
Ambiente SA 11,301 $ 322,269
Ω#*Talgo SA 1,850 6,000
*Tecnicas Reunidas SA 9,216 381,189
Telefonica SA 227,389 1,029,076
#Tubacex SA 7,159 24,228
ΩUnicaja Banco SA 132,610 429,651
TOTAL SPAIN 33,207,323
SWEDEN — (3.6%)
AAK AB 4,496 128,000
ΩAcadeMedia AB 11,870 127,015
AddLife AB, Class B 7,094 109,570
Addnode Group AB, Class B 11,511 59,534
AddTech AB, Class B 22,319 804,284
AFRY AB 19,357 233,910
Alfa Laval AB 12,017 711,780
ΩAlimak Group AB 7,116 83,836
Alleima AB 20,312 179,916
Alligo AB, Class B 1,692 25,384
ΩAmbea AB, Class B 14,522 219,904
AQ Group AB 1,855 43,829
Arjo AB, Class B 17,737 46,471
*Asmodee Group AB, Class B 15,964 213,787
Assa Abloy AB, Class B 18,459 701,098
Atlas Copco AB, Class A 116,603 2,195,467
Atlas Copco AB, Class B 27,997 468,589
Atrium Ljungberg AB, Class B 20,333 65,162
ΩAttendo AB 19,443 223,601
Avanza Bank Holding AB 21,131 756,677
Axfood AB 12,441 379,070
Beijer Alma AB, Class B 2,234 69,904
Beijer Ref AB, Class B 10,686 149,227
Bergman & Beving AB 2,109 71,235
Betsson AB, Class B 20,688 209,968
*BHG Group AB 18,072 44,966
Bilia AB, Class A 10,915 148,178
Billerud Aktiebolag 32,191 219,202
Ω*BioArctic AB, Class B 7,511 262,872
BioGaia AB, Class B 10,664 136,817
Bjorn Borg AB 1,665 12,094
Boliden AB 16,437 852,950
#*Bonava AB, Class B 21,331 19,943
Ω*Boozt AB 8,119 103,814
ΩBravida Holding AB 19,663 202,753
Bufab AB 14,147 181,350
*Bulten AB 16 80
Byggmax Group AB 7,160 36,953
*Camurus AB 3,385 194,278
*Carasent AB 76 196
#Castellum AB 34,072 433,822
Catena AB 3,268 153,653
Clas Ohlson AB, Class B 7,822 336,826
Cloetta AB, Class B 22,033 112,738
ΩCoor Service Management
Holding AB 18,473 109,617
#Corem Property Group AB,
Class B 60,951 21,055
Shares Value †
SWEDEN — (Continued)
Corem Property Group AB,
Class D 12 $ 308
Dios Fastigheter AB 8,784 60,336
Ω*Dometic Group AB 25,038 84,435
Duni AB 1,093 10,042
*Dynavox Group AB 13,793 122,173
Eastnine AB 2,982 14,246
#*Electrolux AB, Class B 24,445 134,433
Electrolux Professional AB,
Class B 20,278 101,369
Elekta AB, Class B 47,295 272,210
*Eltel AB 152 160
*Embracer Group AB, Class B 15,667 106,853
Ependion AB 991 13,603
Epiroc AB, Class A 26,675 760,009
Epiroc AB, Class B 4,950 122,093
EQT AB 5,813 186,355
Ω#Evolution AB 2,232 154,978
Fabege AB 32,955 275,162
#*Fastighets AB Balder, Class
B 27,550 163,599
*Fastighetsbolaget Emilshus
AB, Class B 3,355 19,147
FastPartner AB, Class A 2,434 10,418
FastPartner AB, Class D 16 126
FormPipe Software AB 52 141
Getinge AB, Class B 14,674 291,120
Granges AB 9,352 175,579
Ω*Green Landscaping Group
AB 72 238
H & M Hennes & Mauritz AB,
Class B 17,221 306,378
Hanza AB 1,435 21,125
Heba Fastighets AB, Class B 3,340 9,188
Hexagon AB, Class B 33,110 355,153
*Hexatronic Group AB 13,557 55,873
Hexpol AB 22,147 179,893
HMS Networks AB 1,813 105,622
Holmen AB, Class B 4,119 141,397
Hufvudstaden AB, Class A 7,147 94,785
Humana AB 3,448 18,075
Husqvarna AB, Class A 52 246
Husqvarna AB, Class B 22,756 108,222
Indutrade AB 13,479 287,299
Instalco AB 28,125 116,368
INVISIO AB 4,889 140,563
Inwido AB 4,970 75,367
JM AB 12,151 151,429
John Mattson
Fastighetsforetagen AB 1,799 11,453
Kabe Group AB, Class B 8 153
*Karnov Group AB, Class B 1,777 12,849
KNOW IT AB 2,899 24,817
Lagercrantz Group AB, Class
B 17,670 460,663
Lifco AB, Class B 7,876 244,319
Lindab International AB 7,743 127,043
Logistea AB, Class B 24,997 37,826
Loomis AB, Class B 6,529 301,895

47
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
SWEDEN — (Continued)
*Medcap AB 838 $ 43,458
Medicover AB, Class B 4,722 105,904
*Modern Times Group MTG
AB, Class B 13,529 184,103
Momentum Group AB, Class B 2,328 26,924
ΩMunters Group AB 12,486 270,047
Mycronic AB 16,228 506,911
*NCAB Group AB 11,935 93,009
NCC AB, Class B 13,652 293,937
Nederman Holding AB 1,169 14,733
New Wave Group AB, Class B 9,696 100,975
Nibe Industrier AB, Class B 51,809 231,385
*Nobia AB 67,433 12,565
Nolato AB, Class B 5,490 29,432
Nordnet AB publ. 10,736 351,604
*Norion Bank AB 11,550 65,665
Note AB 1,361 25,096
NP3 Fastigheter AB 2,137 60,170
Nyfosa AB 10,359 75,017
OEM International AB, Class B 9,707 151,503
Peab AB, Class B 10,598 102,464
Platzer Fastigheter Holding
AB, Class B 6,805 50,825
Proact IT Group AB 3,147 38,641
RaySearch Laboratories AB,
Class B 7,183 146,503
Rejlers AB, Class B 1,260 19,747
Rusta AB 6,254 68,138
Rvrc Holding AB 15,578 93,449
Saab AB, Class B 6,070 367,406
Sagax AB, Class B 9,872 195,692
*Samhallsbyggnadsbolaget i
Norden AB 151,135 54,887
Sandvik AB 27,939 1,156,890
ΩScandic Hotels Group AB 24,795 239,859
*Sdiptech AB, Class B 5,001 122,270
Sectra AB, Class B 17,521 483,291
Securitas AB, Class B 29,269 487,506
Ω*Sinch AB 91,304 284,119
SinterCast AB 12 123
Skandinaviska Enskilda
Banken AB, Class A 79,149 1,549,719
Skandinaviska Enskilda
Banken AB, Class C 16 321
Skanska AB, Class B 15,325 409,963
SKF AB, Class A 8 199
SKF AB, Class B 14,427 358,028
SkiStar AB 5,950 102,512
*Stendorren Fastigheter AB,
Class B 809 16,334
Stenhus Fastigheter I Norden
AB 10,562 12,923
*Stillfront Group AB 85,141 47,623
Storskogen Group AB, Class B 172,537 168,511
Svedbergs Group AB, Class B 2,375 14,042
Svenska Cellulosa AB SCA,
Class A 1,160 13,102
Svenska Cellulosa AB SCA,
Class B 33,035 374,915
Shares Value †
SWEDEN — (Continued)
Svenska Handelsbanken AB,
Class A 56,570 $ 798,238
Svenska Handelsbanken AB,
Class B 1,505 36,145
Sweco AB, Class B 20,600 280,993
Swedbank AB, Class A 31,912 1,116,518
*Swedish Logistic Property AB,
Class B 2,645 10,821
*Swedish Orphan Biovitrum
AB, Class A 11,545 533,831
Synsam AB 22,607 138,302
Systemair AB 5,831 44,748
Tele2 AB, Class B 63,103 1,292,152
Telefonaktiebolaget LM
Ericsson, Class A 1,949 22,878
#Telefonaktiebolaget LM
Ericsson, Class A, Sponsored
ADR 225 2,657
Telefonaktiebolaget LM
Ericsson, Class B 121,087 1,418,063
Telia Co. AB 112,318 585,876
ΩThule Group AB 8,502 210,255
Trelleborg AB, Class B 4,840 196,071
VBG Group AB, Class B 770 27,964
Volati AB 1,275 11,438
Volvo AB, Class A 9,173 316,081
Volvo AB, Class B 83,355 2,874,932
#*Volvo Car AB, Class B 67,313 158,535
Wallenstam AB, Class B 27,122 114,798
Wihlborgs Fastigheter AB 25,231 222,260
*XANO Industri AB, Class B 28 180
TOTAL SWEDEN 38,364,685
SWITZERLAND — (8.1%)
ABB, Ltd., Registered 53,325 5,348,524
Accelleron Industries AG 10,928 1,168,187
Adecco Group AG 30,374 695,994
Alcon AG, ADR 10,673 799,087
Allreal Holding AG, Registered 1,610 439,531
ALSO Holding AG, Registered 834 171,055
APG SGA SA 129 29,774
Ascom Holding AG, Registered 2,435 16,409
Bachem Holding AG, Class B 1,035 93,700
Banque Cantonale de Geneve,
Class BR 2,044 93,568
Banque Cantonale Vaudoise,
Registered 3,744 589,810
Barry Callebaut AG,
Registered 307 458,900
*Basilea Pharmaceutica Ag
Allschwil, Registered 822 57,179
Belimo Holding AG, Class R 1,058 964,585
Berner Kantonalbank AG,
Registered 622 323,706
BKW AG 2,010 401,460
Bossard Holding AG,
Registered, Class A 605 123,391
Bucher Industries AG,
Registered 528 208,959

48
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
SWITZERLAND — (Continued)
Burckhardt Compression
Holding AG 412 $ 275,000
Burkhalter Holding AG 762 180,452
Bystronic AG 51 12,691
Cembra Money Bank AG 2,934 358,473
Cham Swiss Properties AG 4 136
*Cicor Technologies, Ltd.,
Registered 175 30,746
Cie Financiere Tradition SA,
Class BR 152 57,142
*Clariant AG, Registered 21,158 217,654
#Coltene Holding AG,
Registered 12 715
Cosmo NV 30 3,146
Daetwyler Holding AG, Class
BR 431 86,525
DKSH Holding AG 3,282 250,121
dormakaba Holding AG 3,127 207,520
*EFG International AG 10,268 220,577
Emmi AG, Registered 179 187,000
EMS-Chemie Holding AG 587 499,143
Flughafen Zurich AG,
Registered 2,596 735,597
Forbo Holding AG, Registered 59 55,375
Galderma Group AG 5,445 1,140,453
ΩGalenica AG 8,297 883,224
Geberit AG, Registered 2,371 1,598,352
#Georg Fischer AG,
Registered 4,049 220,765
Givaudan SA, Registered 446 1,588,274
Glarner Kantonalbank 481 14,515
Helvetia Baloise Holding AG,
Registered 8,278 2,265,190
Hiag Immobilien Holding AG 342 59,649
Huber + Suhner AG,
Registered 2,279 660,052
Implenia AG, Registered 2,243 176,388
Inficon Holding AG, Registered 1,280 236,343
Interroll Holding AG, Class R 47 98,201
Intershop Holding AG 450 97,590
Investis Holding SA 284 57,741
Julius Baer Group, Ltd.,
Registered 17,039 1,396,586
Jungfraubahn Holding AG,
Registered 530 185,014
Kardex Holding AG,
Registered 692 246,874
Kuehne + Nagel International
AG, Class R 3,372 787,756
*Landis+Gyr Group AG 2,741 183,656
Lastminute.com NV 546 8,238
Liechtensteinische
Landesbank AG 717 88,107
#Logitech International SA,
Class R 10,653 1,057,630
Luzerner Kantonalbank AG,
Registered 1,359 178,987
ΩMedacta Group SA 745 134,892
#Meier Tobler Group AG 24 1,037
Shares Value †
SWITZERLAND — (Continued)
Mikron Holding AG, Registered 8 $ 167
Mobilezone Holding AG,
Registered 5,576 103,670
Mobimo Holding AG,
Registered 1,159 552,787
Ω*Montana Aerospace AG 2,543 66,660
Naturenergie Holding AG 1,808 77,448
#Novartis AG, Class B,
Sponsored ADR 76,778 11,351,627
Novartis AG, Registered 3,574 529,668
*Novavest Real Estate AG,
Class B 16 892
OC Oerlikon Corp. AG
Pfaeffikon 10,569 46,152
Partners Group Holding AG 1,541 1,670,952
*Peach Property Group AG 515 3,279
Phoenix Mecano AG,
Registered 39 21,144
Plazza AG, Registered, Class
A 72 41,061
Ω*PolyPeptide Group AG 723 35,269
PSP Swiss Property AG,
Registered 3,842 766,877
#*Rieter Holding AG,
Registered 2,808 11,687
Roche Holding AG 27,770 11,306,142
Roche Holding AG, Class BR 1,219 509,079
Romande Energie Holding SA,
Registered 1,167 77,298
Sandoz Group AG 17,162 1,372,433
Sandoz Group AG, ADR 3,259 261,404
Schindler Holding AG, Class
PC 36 12,585
Schindler Holding AG,
Registered 912 305,535
Schweiter Technologies AG,
Registered 41 14,496
Ω*Sensirion Holding AG 860 74,118
SFS Group AG 1,352 205,726
SGS SA, Registered 15,615 1,689,986
*Siegfried Holding AG,
Registered 1,909 192,108
*SIG Group AG 3,017 48,878
Sika AG, Registered 5,268 967,984
*Softwareone Holding AG 2,460 21,711
Sonova Holding AG 3,594 786,769
St. Galler Kantonalbank AG,
Registered 277 227,749
Stadler Rail AG 7,517 218,767
Straumann Holding AG, Class
R 4,900 529,442
Sulzer AG, Registered 1,543 292,796
Sunrise Communications AG 6,832 407,622
Swatch Group AG (The), Class
BR 3,271 756,004
#Swatch Group AG (The),
Registered 3,339 154,558
Swiss Life Holding AG,
Registered 2,342 2,745,535

49
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
SWITZERLAND — (Continued)
Swiss Prime Site AG,
Registered 7,053 $ 1,220,217
Swiss Re AG, Registered 23,214 3,738,640
Swisscom AG, Registered 3,431 2,902,125
Swissquote Group Holding SA,
Registered 1,432 722,912
Tecan Group AG, Class R 58 8,729
Temenos AG, Registered 4,969 469,547
TX Group AG 287 45,506
UBS Group AG 17,116 755,069
UBS Group AG 61,685 2,707,972
Valiant Holding AG 1,951 453,042
ΩVAT Group AG 1,927 1,436,534
Vaudoise Assurances Holding
SA 80 83,678
Vontobel Holding AG, Class R 3,167 268,084
VP Bank AG, Class A 322 35,410
Walliser Kantonalbank,
Registered 376 74,041
Warteck Invest AG, Registered 15 39,320
Ypsomed Holding AG,
Registered 332 115,895
Zehnder Group AG,
Registered 649 54,523
Zug Estates Holding AG, Class
B 38 115,645
Zuger Kantonalbank, Class BR 12 177,994
Zurich Insurance Group AG 4,970 3,455,899
TOTAL SWITZERLAND 86,066,193
UNITED KINGDOM — (12.1%)
Admiral Group PLC 27,230 1,249,904
ΩAirtel Africa PLC 139,156 670,517
AJ Bell PLC 35,761 252,687
Antofagasta PLC 21,134 1,019,338
AstraZeneca PLC 5,456 1,034,084
AstraZeneca PLC 44,130 8,268,638
ΩAutotrader Group PLC 62,533 421,464
Aviva PLC 174,299 1,476,966
Babcock International Group
PLC 56,540 847,808
BAE Systems PLC 88,096 2,445,050
Balfour Beatty PLC 15,261 169,217
Barclays PLC 440,138 2,580,410
Barclays PLC, Sponsored ADR 34,451 806,498
Barratt Redrow PLC,
Registered 105,825 360,506
Beazley PLC 109,339 1,895,812
Bellway PLC 15,613 404,582
*Berkeley Group Holdings PLC 14,298 622,885
ΩBridgepoint Group PLC 9,865 33,539
BT Group PLC, Registered 706,156 2,077,917
Bunzl PLC 29,170 960,019
*Burberry Group PLC 51,737 813,962
*Canal+ SA 62,171 193,799
*Coca-Cola HBC AG 6,569 382,043
Compass Group PLC 95,131 2,687,451
Computacenter PLC 10,717 546,393
ΩConvatec Group PLC 100,786 288,696
Shares Value †
UNITED KINGDOM — (Continued)
Croda International PLC 7,851 $ 303,939
DCC PLC 15,252 1,148,169
Diageo PLC 52,275 1,044,903
#Diageo PLC, Sponsored ADR 14,672 1,183,297
Diploma PLC 9,680 912,860
Drax Group PLC 56,269 675,607
Dunelm Group PLC 1,298 13,264
#Endeavour Mining PLC 18,773 1,078,851
Endeavour Mining PLC 11,103 665,951
Experian PLC 75,087 2,743,626
*Frasers Group PLC 10,148 90,390
Fresnillo PLC 27,134 1,192,772
Games Workshop Group PLC 3,698 979,373
Grafton Group PLC 7,670 91,258
Grainger PLC 44,688 97,341
GSK PLC 134,302 3,519,423
Haleon PLC 265,585 1,227,021
Halma PLC 14,101 844,428
Hikma Pharmaceuticals PLC 5,165 98,153
Hill & Smith PLC 8,700 303,824
Hiscox, Ltd. 32,992 693,983
Hochschild Mining PLC 64,186 543,373
Howden Joinery Group PLC 68,115 719,173
HSBC Holdings PLC,
Registered 116,472 2,135,025
HSBC Holdings PLC,
Sponsored ADR 55,853 5,130,657
IG Group Holdings PLC 26,405 539,280
IMI PLC 31,409 1,191,623
Inchcape PLC 47,785 536,471
Informa PLC 95,927 1,033,152
International Workplace Group
PLC 45,047 113,119
Intertek Group PLC 11,447 736,825
Investec PLC 22,396 191,421
ITV PLC 402,490 437,537
J Sainsbury PLC 232,090 1,036,950
JD Sports Fashion PLC 275,539 251,981
Johnson Matthey PLC 27,363 772,642
Kingfisher PLC 170,904 665,112
Legal & General Group PLC 337,364 1,153,855
Lion Finance Group PLC 3,071 460,700
Lloyds Banking Group PLC 1,904,885 2,580,416
Man Group PLC 70,800 245,326
Marks & Spencer Group PLC 270,419 1,212,976
Melrose Industries PLC 79,304 518,873
Mondi PLC 27,937 287,828
Morgan Sindall Group PLC 7,268 462,595
National Grid PLC 4,348 77,528
National Grid PLC, Sponsored
ADR 21,887 1,959,762
NatWest Group PLC 166,437 1,323,499
NatWest Group PLC, Class
S, ADR 62,178 989,252
Next PLC 10,790 1,897,985
Ninety One PLC 18,488 54,113
OSB Group PLC 59,162 424,469
Pagegroup PLC 36 65
Pearson PLC 8,084 118,802

50
Dimensional International Sustainability Core 1 ETF
continued
Shares Value †
UNITED KINGDOM — (Continued)
Pearson PLC, Sponsored ADR 32,791 $ 481,372
Pennon Group PLC 45,450 339,368
Persimmon PLC 35,734 513,247
Plus500, Ltd. 15,611 954,156
Prudential PLC 97,688 1,457,515
#Prudential PLC, Sponsored
ADR 42,458 1,283,505
QinetiQ Group PLC 46,047 278,064
Reckitt Benckiser Group PLC 39,539 2,513,363
RELX PLC, Sponsored ADR 100,519 3,677,990
Rentokil Initial PLC 36,414 244,287
#Rentokil Initial PLC, ADR 1,827 61,881
Rightmove PLC 89,191 525,266
#Rio Tinto PLC, Sponsored
ADR 7,671 770,782
Rolls-Royce Holdings PLC 422,111 6,779,748
Rotork PLC 61,096 256,365
RS GROUP PLC 53,201 435,197
Sage Group PLC (The) 93,302 1,111,632
Schroders PLC 28,849 227,367
Severn Trent PLC 26,392 1,172,348
Smith & Nephew PLC 31,981 494,108
#Smith & Nephew PLC,
Sponsored ADR 13,837 427,978
Smiths Group PLC 20,195 698,121
Softcat PLC 22,209 413,144
Spirax Group PLC 4,409 429,445
SSE PLC 42,994 1,542,928
St. James's Place PLC 124,010 2,053,296
Standard Chartered PLC 120,955 3,061,678
Standard Life PLC 89,566 920,099
Sunbelt Rentals Holdings, Inc. 21,476 1,612,042
Taylor Wimpey PLC 339,242 358,732
TBC Bank Group PLC 2,407 158,631
Tesco PLC 588,537 3,855,096
TP ICAP Group PLC 74,263 319,083
Unilever PLC, ADR 88,459 5,217,312
United Utilities Group PLC 71,683 1,419,205
*Vistry Group PLC 34,927 155,100
Weir Group PLC (The) 11,412 411,559
Whitbread PLC 9,003 273,300
*Wise PLC, Class A 26,053 372,252
TOTAL UNITED KINGDOM 128,497,565
UNITED STATES — (0.2%)
*Coeur Mining, Inc. 45,767 822,433
Shares Value †
UNITED STATES — (Continued)
*Coeur Mining, Inc. 6,031 $ 108,116
International Paper Co. 16,568 516,681
*James Hardie Industries PLC 9,452 197,749
*Keel Infrastructure Corp. 5,287 15,965
#*Keel Infrastructure Corp. 23,446 71,041
Sunococorp LLC 4,819 321,331
TOTAL UNITED STATES 2,053,316
TOTAL COMMON STOCKS 1,024,200,371
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Bayerische Motoren Werke AG
5.560% 1,703 155,122
#Dr. Ing. h.c. F. Porsche AG
1.980% 13,063 632,095
Draegerwerk AG & Co. KGaA
2.260% 875 92,275
Einhell Germany AG, Class P
1.970% 405 36,249
FUCHS SE 2.910% 12,978 611,693
Henkel AG & Co. KGaA
3.290% 12,026 876,049
Jungheinrich AG 3.120% 3,046 91,614
Porsche Automobil Holding SE
6.170% 10,263 372,968
#Sartorius AG 0.340% 1,044 265,997
Sixt SE, Class A 4.660% 2,027 138,862
STO SE & Co. KGaA 0.300% 286 34,421
Volkswagen AG, Class A
7.380% 16,569 1,675,792
TOTAL GERMANY 4,983,137
TOTAL PREFERRED
STOCKS 4,983,137
RIGHT/WARRANT — (0.0%)
CANADA — (0.0%)
*<Constellation Software, Inc.
03/31/40 270 –
TOTAL CANADA –
TOTAL RIGHT/WARRANT –
TOTAL INVESTMENT SECURITIES — (96.7%)
(Cost $748,795,080) 1,029,183,508
SECURITIES LENDING COLLATERAL — (3.3%)
@§The DFA Short Term
Investment Fund 3,046,931 35,252,991
TOTAL INVESTMENTS — ( 100.0% )
(Cost $784,048,071) $ 1,064,436,499
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $19,503,066 which represented 1.9% of the net assets of the Fund.

51
Dimensional International Sustainability Core 1 ETF
continued
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ...................... $ 50,878,027 $ — $ 9 $ 50,878,036
Austria ....................... 5,071,641 — — 5,071,641
Belgium ...................... 9,618,901 — — 9,618,901
Canada ...................... 120,965,880 — 5 120,965,885
Denmark ..................... 22,771,144 — — 22,771,144
Finland ....................... 22,001,603 — — 22,001,603
France ....................... 79,799,828 — — 79,799,828
Germany ..................... 73,490,464 — — 73,490,464
Hong Kong .................... 9,898,137 — — 9,898,137
Ireland ....................... 6,385,100 — — 6,385,100
Israel ........................ 12,684,800 — — 12,684,800
Italy ......................... 30,953,591 — — 30,953,591
Japan ........................ 210,277,750 — — 210,277,750
Netherlands ................... 56,795,316 — — 56,795,316
New Zealand .................. 2,711,037 — — 2,711,037
Northern Ireland ................ 18 — — 18
Norway ....................... 8,672,286 — — 8,672,286
Portugal ...................... 3,415,618 — — 3,415,618
Singapore ..................... 9,620,134 — — 9,620,134
Spain ........................ 33,171,157 36,166 — 33,207,323
Sweden ...................... 38,364,685 — — 38,364,685
Switzerland .................... 86,066,193 — — 86,066,193
United Kingdom ................ 128,497,565 — — 128,497,565
United States .................. 2,053,316 — — 2,053,316
Preferred Stocks
Germany ..................... 4,983,137 — — 4,983,137
Right/Warrant
Canada ...................... — — — —
Securities Lending Collateral ........ — 35,252,991 — 35,252,991
Total Investments .................
$1,029,147,328 $35,289,157 $14> $1,064,436,499
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

52
Dimensional Emerging Markets Sustainability Core 1 ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Shares Value †
COMMON STOCKS — (98.2%)
BRAZIL — (3.7%)
Allied Tecnologia SA 6,700 $ 8,404
Allos SA 26,110 160,620
Alupar Investimento SA 27,862 192,927
Ambev SA 22,800 66,399
#Ambev SA, Sponsored ADR 104,069 303,882
Anima Holding SA 26,100 20,797
Armac Locacao Logistica E
Servicos SA 5,522 5,287
Auren Energia SA 53,179 148,253
Axia Energia SA 11,450 142,597
*Axia Energia SA 3,903 46,962
*Axia Energia SA, ADR 3,305 39,825
#Axia Energia SA, Sponsored
ADR 17,379 218,107
Azzas 2154 SA 11,100 48,166
B3 SA - Brasil Bolsa Balcao 202,800 733,880
Banco ABC Brasil SA 17,461 87,824
Banco Bradesco SA 92,623 359,160
Banco Bradesco SA 65,342 219,275
Banco Bradesco SA,
Sponsored ADR 120,793 468,677
Banco do Brasil SA 62,357 277,968
Banco Santander Brasil SA 170,284 992,503
#Banco Santander Brasil SA,
Sponsored ADR 34,332 201,186
BB Seguridade Participacoes
SA 53,675 364,987
Bemobi Mobile Tech SA 10,500 55,215
Blau Farmaceutica SA 2,730 5,496
C&A MODAS SA 32,200 73,158
Caixa Seguridade
Participacoes S/A 20,700 75,157
Camil Alimentos SA 5,000 6,373
Cia Brasileira de Aluminio 9,101 19,344
*Cia Brasileira de Distribuicao 46,174 22,242
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 29,331 195,149
#Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 12,264 412,438
Cia de Saneamento de Minas
Gerais Copasa MG 23,100 250,547
Cia De Sanena Do Parana 300 562
Cia De Sanena Do Parana 14,300 22,616
Cia De Sanena Do Parana 21,700 176,565
Cia Energetica de Minas
Gerais 39,131 132,023
Cia Energetica de Minas
Gerais, Sponsored ADR 40,410 101,833
Cia Paranaense de Energia
- Copel 156,252 498,637
#Cia Paranaense de Energia -
Copel, ADR 13,500 173,745
Cogna Educacao SA 378,547 211,216
Shares Value †
BRAZIL — (Continued)
Construtora Tenda S/A 1,300 $ 7,332
CPFL Energia SA 18,200 178,734
Cruzeiro do Sul Educacional
SA 21,300 23,000
Cury Construtora e
Incorporadora SA 28,790 173,697
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 39,600 186,698
*Cyrela Brazil Realty
SA Empreendimentos e
Participacoes 7,507 32,153
ΩDesktop SA 8,100 29,913
Dexco SA 75,632 79,087
*Diagnosticos da America SA 31,200 21,166
Dimed SA Distribuidora da
Medicamentos 12,714 34,628
Direcional Engenharia SA 33,057 85,257
EcoRodovias Infraestrutura e
Logistica SA 64,200 113,262
Embraer SA 5,800 89,682
Embraer SA, Sponsored ADR 11,199 702,177
Empreendimentos Pague
Menos S/A 38,172 42,597
Energisa S/A 32,082 340,115
Engie Brasil Energia SA 32,297 228,887
Equatorial SA 79,225 672,929
Eucatex SA Industria e
Comercio 3,400 14,658
Even Construtora e
Incorporadora S/A 18,900 23,633
Ez Tec Empreendimentos e
Participacoes S/A 28,259 79,121
Fleury SA 36,350 117,315
Fras-Le SA 5,730 24,864
Gerdau SA, Sponsored ADR 46,592 212,925
ΩGPS Participacoes e
Empreendimentos SA 37,695 114,090
Grendene SA 17,901 15,737
Grupo Mateus SA 28,400 24,738
Grupo SBF SA 24,798 54,848
GUARARAPES
CONFECCOES SA 13,900 26,754
Ω*Hapvida Participacoes e
Investimentos S/A 29,889 74,327
Hypera SA 37,167 168,066
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 10,700 30,646
Iochpe Maxion SA 10,100 19,156
Irani Papel e Embalagem SA 7,600 11,898
IRB-Brasil Resseguros SA 12,146 130,421
Itau Unibanco Holding SA,
Sponsored ADR 90,439 786,819
JHSF Participacoes SA 51,800 130,477

53
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
BRAZIL — (Continued)
JSL SA 1,000 $ 1,417
Kepler Weber SA 23,758 37,098
Klabin SA 161,067 565,079
Lavvi Empreendimentos
Imobiliarios SA 6,500 17,025
Localiza Rent a Car SA 125,645 1,157,748
Localiza Rent a Car SA, Class
A 4,670 41,372
LOG Commercial Properties e
Participacoes SA 7,700 41,155
*Log-in Logistica Intermodal
SA 300 1,861
Lojas Renner SA 103,135 281,518
ΩLWSA SA 56,590 43,047
M Dias Branco SA 7,905 37,253
Magazine Luiza SA 67,863 112,097
Mahle Metal Leve SA 4,511 30,828
Marcopolo SA 24,289 31,395
Mills Locacao Servicos e
Logistica SA 22,400 57,142
Motiva Infraestrutura de
Mobilidade SA 106,100 340,719
Moura Dubeux Engenharia S/A 8,259 50,044
Movida Participacoes SA 44,358 108,082
*MRV Engenharia e
Participacoes SA 84,693 117,629
Multiplan Empreendimentos
Imobiliarios SA 13,754 87,564
*Natura Cosmeticos SA 14,100 28,837
Odontoprev SA 47,622 145,760
Plano & Plano
Desenvolvimento Imobiliario
SA 4,900 10,022
Porto Seguro SA 36,200 361,753
Qualicorp Consultoria e
Corretora de Seguros SA 33,300 11,963
Raia Drogasil SA 167,356 736,952
ΩRede D'Or Sao Luiz SA 34,586 266,350
Romi SA 1,039 1,428
Rumo SA 24,400 77,034
Sendas Distribuidora S/A 179,861 319,479
#Sendas Distribuidora S/A,
ADR 13,953 126,414
ΩSer Educacional SA 10,600 27,040
SIMPAR SA 26,416 58,426
Smartfit Escola de Ginastica e
Danca SA 15,965 55,338
Suzano SA 24,106 212,108
#Suzano SA, Class A,
Sponsored ADR 25,855 229,334
Tegma Gestao Logistica SA 9,200 58,903
Telefonica Brasil SA 2,100 16,543
#Telefonica Brasil SA, ADR 14,400 228,528
TIM SA 58,600 302,856
TIM SA, ADR 2,100 54,474
TOTVS SA 31,000 198,230
Transmissora Alianca de
Energia Eletrica S/A 37,600 320,880
Tres Tentos Agroindustrial S/A 13,000 43,834
Shares Value †
BRAZIL — (Continued)
Trisul SA 11,960 $ 11,690
Ultrapar Participacoes SA 37,588 225,872
Ultrapar Participacoes SA,
Sponsored ADR 69,669 417,317
Uniao Pet Participacoes SA 9,400 6,452
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 11,100 43,955
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 70,352 55,916
Vibra Energia SA 164,847 1,101,759
Vivara Participacoes SA 25,800 133,650
Vulcabras SA 16,030 50,769
WEG SA 65,800 592,443
YDUQS Participacoes SA 34,893 69,052
TOTAL BRAZIL 22,403,243
CHILE — (0.6%)
Administradora de Fondos de
Pensiones Habitat SA 10,722 16,984
Aguas Andinas SA, Class A 233,359 87,989
Banco de Chile 213,390 39,860
Banco de Chile, Sponsored
ADR 7,466 282,737
Banco de Credito e
Inversiones SA 5,047 339,811
Banco Itau Chile SA 6,944 141,491
Banco Santander Chile 1,143,945 91,146
Banco Santander Chile,
Sponsored ADR 5,192 166,040
Besalco SA 968 1,353
BICECORP SA 129,191 57,752
*CAP SA 4,260 33,093
Cencosud SA 71,019 178,919
Cencosud Shopping SA 34,561 104,407
Cia Cervecerias Unidas SA 6,149 34,728
#Cia Cervecerias Unidas SA,
Sponsored ADR 6,497 74,261
Embotelladora Andina SA,
Sponsored ADR 2,221 62,654
Empresa Nacional de
Telecomunicaciones SA 16,849 66,424
Empresas CMPC SA 79,255 97,956
Empresas Copec SA 15,459 107,902
Enel Americas SA 673,962 62,692
Enel Chile SA 748,589 66,982
#Enel Chile SA, Sponsored
ADR 1,058 4,793
Falabella SA 23,407 141,267
Forus SA 504 1,229
Inversiones Aguas
Metropolitanas SA 43,582 47,297
Inversiones La Construccion
SA 3,136 72,859
*Multiexport Foods SA 1,116 430
Parque Arauco SA 51,878 230,946
Plaza SA 44,900 222,251
Ripley Corp. SA 96,846 40,947
Salfacorp SA 56,119 86,476

54
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHILE — (Continued)
Sigdo Koppers SA 1,184 $ 2,229
SMU SA 259,134 39,211
Sociedad Matriz SAAM SA 12,412 2,020
*Sociedad Quimica y Minera
de Chile SA, Sponsored ADR 5,955 548,872
SONDA SA 44,939 14,407
Vina Concha y Toro SA 17,250 16,952
TOTAL CHILE 3,587,367
CHINA — (24.7%)
360 Security Technology, Inc.,
Class A 9,800 16,022
#361 Degrees International,
Ltd. 127,000 87,869
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 20,000 62,731
Ω*3SBio, Inc. 263,000 776,872
5I5J Holding Group Co., Ltd.,
Class A 17,900 7,781
Accelink Technologies Co.,
Ltd., Class A 2,000 42,234
*ADAMA, Ltd., Class A 2,600 2,595
*Addsino Co., Ltd., Class A 6,700 24,104
Advanced Micro-Fabrication
Equipment, Inc. China, Class A 853 46,980
Advanced Technology &
Materials Co., Ltd., Class A 1,200 3,753
*AECC Aero Science and
Technology Co., Ltd., Class A 7,600 41,368
AECC Aero-Engine Control
Co., Ltd., Class A 4,600 13,957
AECC Aviation Power Co.,
Ltd., Class A 6,400 43,323
*Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 1,200 4,215
*Agile Group Holdings, Ltd. 180,000 5,515
Agricultural Bank of China,
Ltd., Class H 819,000 635,650
Aier Eye Hospital Group Co.,
Ltd., Class A 39,560 62,417
Ω*AInnovation Technology
Group Co., Ltd., Class H 24,000 11,550
Aisino Corp., Class A 11,900 14,648
ΩAK Medical Holdings, Ltd. 78,000 62,729
Ω#*Akeso, Inc. 27,000 468,052
Alibaba Group Holding, Ltd.,
Class W 391,100 6,290,550
#Alibaba Group Holding, Ltd.,
Sponsored ADR 8,425 1,111,089
#*Alibaba Health Information
Technology, Ltd. 304,000 169,584
Ω#A-Living Smart City
Services Co., Ltd., Class H 44,250 12,201
All Winner Technology Co.,
Ltd., Class A 4,800 25,151
Allmed Medical Products Co.,
Ltd., Class A 4,500 9,069
Ω*Alphamab Oncology 1,000 1,315
Shares Value †
CHINA — (Continued)
*Amlogic Shanghai Co., Ltd.,
Class A 614 $ 9,508
Amoy Diagnostics Co., Ltd.,
Class A 2,900 8,578
ΩAngelalign Technology, Inc. 5,400 61,695
Anhui Anfu Battery Technology
Co., Ltd. 580 3,523
Anhui Anke Biotechnology
Group Co., Ltd., Class A 11,100 14,362
Anhui Construction
Engineering Group Co., Ltd.,
Class A 7,600 5,996
Anhui Expressway Co., Ltd.,
Class H 54,000 108,844
Anhui Gujing Distillery Co.,
Ltd., Class A 3,900 61,208
Anhui Heli Co., Ltd., Class A 11,100 29,292
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 14,000 39,773
*Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 2,600 18,015
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 39,800 31,282
*Anhui Tatfook Technology
Co., Ltd., Class A 2,700 4,347
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 9,320 10,531
*Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 17,900 29,631
Anhui XDLK Microsystem
Corp., Ltd. 2,383 17,701
Anhui Yingjia Distillery Co.,
Ltd., Class A 7,200 40,045
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 8,100 20,628
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 1,301 47,642
Anjoy Foods Group Co., Ltd.,
Class A 2,400 38,425
Anker Innovations Technology
Co., Ltd., Class A 2,160 39,657
ANTA Sports Products, Ltd. 152,400 1,578,715
Anton Oilfield Services Group
Hong Kong 456,000 61,120
Aotecar New Energy
Technology Group Co., Ltd.,
Class A 18,900 7,994
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 3,800 30,061
Ω#AsiaInfo Technologies, Ltd. 60,400 43,100
Autel Intelligent Technology
Corp., Ltd., Class A 4,480 22,209
Autobio Diagnostics Co., Ltd.,
Class A 6,300 30,890

55
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Avary Holding Shenzhen Co.,
Ltd., Class A 6,400 $ 67,491
AviChina Industry &
Technology Co., Ltd., Class H 390,000 171,259
AVICOPTER PLC, Class A 1,100 5,025
Bafang Electric Suzhou Co.,
Ltd., Class A 392 2,131
*BAIC Foton Motor Co., Ltd.,
Class A 84,400 43,606
Ω#*BAIC Motor Corp., Ltd.,
Class H 325,000 57,667
Baiyin Nonferrous Group Co.,
Ltd., Class A 34,400 38,416
Bank of Beijing Co., Ltd.,
Class A 36,700 28,469
Bank of Changsha Co., Ltd.,
Class A 35,700 52,095
Bank of Chengdu Co., Ltd.,
Class A 16,800 47,088
Bank of China, Ltd., Class H 2,060,000 1,330,602
Bank of Chongqing Co., Ltd.,
Class H 95,000 100,533
Bank of Communications Co.,
Ltd., Class H 454,000 414,374
*Bank of Gansu Co., Ltd.,
Class H 7,000 353
Bank of Guiyang Co., Ltd.,
Class A 23,700 20,847
Bank of Hangzhou Co., Ltd.,
Class A 18,000 45,841
Bank of Jiangsu Co., Ltd.,
Class A 50,600 83,687
Bank of Nanjing Co., Ltd.,
Class A 32,000 55,032
Bank of Ningbo Co., Ltd.,
Class A 19,500 94,755
ΩBank of Qingdao Co., Ltd.,
Class H 152,500 100,255
Bank of Shanghai Co., Ltd.,
Class A 26,600 36,519
Bank of Suzhou Co., Ltd.,
Class A 38,750 48,322
Bank of Tianjin Co., Ltd., Class
H 68,000 21,875
Bank of Xi'an Co., Ltd., Class
A 18,600 10,045
Ω#Bank of Zhengzhou Co.,
Ltd., Class H 124,200 16,172
*Baoding Tianwei Baobian
Electric Co., Ltd. 17,500 38,292
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 9,100 9,696
#*Baozun, Inc., Class A 500 465
*Baozun, Inc., Sponsored ADR 6,773 18,423
Bear Electric Appliance Co.,
Ltd., Class A 1,200 7,250
Befar Group Co., Ltd., Class A 10,600 8,300
Beibuwan Port Co., Ltd., Class
A 10,200 17,258
Shares Value †
CHINA — (Continued)
*Beijing BDStar Navigation
Co., Ltd., Class A 3,400 $ 20,353
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 300 1,564
*Beijing Capital Development
Co., Ltd., Class A 13,200 8,752
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 31,100 13,929
*Beijing Capital International
Airport Co., Ltd., Class H 142,000 34,441
Beijing Career International
Co., Ltd., Class A 200 712
Beijing Dahao Technology
Corp., Ltd., Class A 4,500 10,775
Beijing Easpring Material
Technology Co., Ltd., Class A 6,400 59,426
Beijing Enlight Media Co., Ltd.,
Class A 14,600 31,583
Beijing Enterprises Holdings,
Ltd. 54,000 213,691
Beijing Enterprises Water
Group, Ltd. 358,000 126,131
Beijing Fengjing Automotive
Parts Co., Ltd. 10,100 5,810
*Beijing Haixin Energy
Technology Co., Ltd., Class A 12,300 8,245
*Beijing Huafeng Test &
Control Technology Co., Ltd.,
Class A 1,084 55,451
Beijing Jetsen Technology Co.,
Ltd., Class A 53,700 44,014
Beijing Kingsoft Office
Software, Inc., Class A 561 20,687
*Beijing Leike Defense
Technology Co., Ltd., Class A 3,200 6,154
*Beijing North Star Co., Ltd.,
Class H 4,000 424
*Beijing Philisense Technology
Co., Ltd., Class A 400 253
Beijing Roborock Technology
Co., Ltd., Class A 897 15,203
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 2,100 4,368
Beijing Shiji Information
Technology Co., Ltd., Class A 6,620 9,767
Beijing Sifang Automation Co.,
Ltd., Class A 5,400 44,300
Beijing SL Pharmaceutical Co.,
Ltd., Class A 2,000 1,900
*Beijing Sojo Electric Co., Ltd. 3,000 6,924
*Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 11,100 6,076
Beijing Strong Biotechnologies,
Inc., Class A 4,500 8,365
Beijing Teamsun Technology
Co., Ltd., Class A 3,200 10,266

56
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
*Beijing Thunisoft Corp., Ltd.,
Class A 2,100 $ 1,949
Beijing Tiantan Biological
Products Corp., Ltd., Class A 12,620 26,340
Beijing Tong Ren Tang Co.,
Ltd., Class A 5,500 22,355
Beijing Ultrapower Software
Co., Ltd., Class A 34,600 49,274
Beijing United Information
Technology Co., Ltd., Class A 16,800 66,710
*Beijing Wantai Biological
Pharmacy Enterprise Co., Ltd.,
Class A 1,140 6,557
*Beijing Watertek Information
Technology Co., Ltd., Class A 700 504
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 600 4,643
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 3,200 5,658
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 61,800 44,321
*BeOne Medicines, Ltd., Class
H 7,100 157,340
*BeOne Medicines, Ltd.,
Sponsored ADR 1,494 441,133
Bestechnic Shanghai Co., Ltd. 896 22,245
Bestore Co., Ltd., Class A 2,900 4,707
Bestsun Energy Co., Ltd.,
Class A 10,300 6,121
*Bestway Marine & Energy
Technology Co., Ltd., Class A 6,000 7,175
Bethel Automotive Safety
Systems Co., Ltd., Class A 5,340 35,859
Betta Pharmaceuticals Co.,
Ltd., Class A 1,100 8,362
Beyondsoft Corp., Class A 4,900 7,509
*BGI Genomics Co., Ltd.,
Class A 4,200 24,552
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 5,200 15,404
*Bilibili, Inc., Class Z 19,820 425,559
#*Bilibili, Inc., Class Z,
Sponsored ADR 6,354 139,979
Binjiang Service Group Co.,
Ltd. 18,500 55,025
*Biwin Storage Technology
Co., Ltd. 544 21,106
Black Peony Group Co., Ltd.,
Class A 12,100 19,587
Bloomage Biotechnology
Corp., Ltd., Class A 3,392 20,529
Ω#Blue Moon Group Holdings,
Ltd. 127,000 51,392
*Blue Sail Medical Co., Ltd.,
Class A 3,300 3,589
*Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 24,300 60,889
Bluestar Adisseo Co., Class A 20,200 39,292
Shares Value †
CHINA — (Continued)
ΩBOC Aviation, Ltd. 39,900 $ 406,449
BOC International China Co.,
Ltd., Class A 10,700 19,451
*BOE HC SemiTek Corp.,
Class A 7,000 12,397
BOE Varitronix, Ltd. 45,000 24,414
*Bohai Leasing Co., Ltd.,
Class A 89,600 61,374
Bosideng International
Holdings, Ltd. 704,000 382,836
Bros Eastern Co., Ltd., Class A 12,200 16,588
BTG Hotels Group Co., Ltd.,
Class A 2,000 4,581
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 8,200 18,531
BXN Holding Co., Ltd., Class A 20,500 12,482
BYD Co., Ltd. 86,600 1,133,110
#BYD Electronic International
Co., Ltd. 103,500 349,591
By-health Co., Ltd., Class A 13,500 20,747
#C&D International Investment
Group, Ltd. 166,868 315,896
Caitong Securities Co., Ltd.,
Class A 18,900 22,877
*Cambricon Technologies
Corp., Ltd. 942 234,379
Camel Group Co., Ltd., Class
A 8,500 12,379
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 14,100 11,598
Canmax Technologies Co.,
Ltd., Class A 6,000 97,038
Canny Elevator Co., Ltd.,
Class A 200 180
Castech, Inc., Class A 1,550 19,696
CECEP Solar Energy Co.,
Ltd., Class A 34,900 25,489
CECEP Wind-Power Corp.,
Class A 115,860 72,239
CETC Cyberspace Security
Technology Co., Ltd., Class A 3,500 8,032
CETC Digital Technology Co.,
Ltd., Class A 8,000 22,645
*CGN Nuclear Technology
Development Co., Ltd., Class
A 9,900 11,302
ΩCGN Power Co., Ltd., Class
H 1,448,000 643,248
Changchun Faway Automobile
Components Co., Ltd., Class A 4,600 6,342
Changchun High-Tech Industry
Group Co., Ltd., Class A 3,100 38,535
Changzhou Qianhong
Biopharma Co., Ltd., Class A 17,400 17,827
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 1,400 25,425
Chaozhou Three-Circle Group
Co., Ltd., Class A 3,400 42,647

57
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Cheng De Lolo Co., Ltd.,
Class A 18,200 $ 23,708
Chengdu B-Ray Media Co.,
Ltd., Class A 600 451
Chengdu Corp.RO Technology
Co., Ltd., Class A 1,100 3,154
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 1,100 1,956
Chengdu Guibao Science &
Technology Co., Ltd. 5,800 15,119
*Chengdu Haoneng
Technology Co., Ltd., Class A 10,200 16,467
Chengdu Hi-tech Development
Co., Ltd. 3,200 30,996
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 10,200 36,770
Chengdu Leejun Industrial Co.,
Ltd., Class A 1,000 1,402
Chengdu Wintrue Holding Co.,
Ltd., Class A 4,900 11,037
Chengdu Xingrong
Environment Co., Ltd., Class A 18,100 18,279
Chenguang Biotech Group
Co., Ltd., Class A 1,700 2,869
*Chengxin Lithium Group Co.,
Ltd., Class A 3,100 27,264
Chengzhi Co., Ltd., Class A 22,200 40,941
Chervon Holdings, Ltd. 23,100 47,947
Chifeng Jilong Gold Mining
Co., Ltd., Class A 20,200 112,348
China Aircraft Leasing Group
Holdings, Ltd. 44,529 21,884
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 8,800 20,737
China Baoan Group Co., Ltd.,
Class A 2,400 3,038
China Bester Group Telecom
Co., Ltd., Class A 200 827
Ω*China Bohai Bank Co., Ltd.,
Class H 445,000 50,557
China CAMC Engineering Co.,
Ltd., Class A 6,900 10,220
China CITIC Bank Corp., Ltd.,
Class H 508,000 531,750
China Communications
Services Corp., Ltd., Class H 310,000 170,161
China Conch Venture
Holdings, Ltd. 210,000 325,170
China Construction Bank
Corp., Class H 3,701,000 4,148,049
China CSSC Holdings, Ltd.,
Class A 8,600 52,564
#China Datang Corp.
Renewable Power Co., Ltd.,
Class H 388,000 75,285
China Design Group Co., Ltd.,
Class A 14,100 15,519
Shares Value †
CHINA — (Continued)
ΩChina East Education
Holdings, Ltd. 45,000 $ 30,388
*China Electronics Optics
Valley Union Holding Co., Ltd.,
Class H 12,000 286
#China Energy Engineering
Corp., Ltd., Class H 358,000 58,953
China Everbright Bank Co.,
Ltd., Class H 232,000 91,512
*China Express Airlines Co.,
Ltd., Class A 3,700 4,289
China Film Group Co., Ltd.,
Class A 17,300 34,892
*China First Heavy Industries
Co., Ltd., Class A 5,700 3,788
China Foods, Ltd. 114,000 53,844
China Galaxy Securities Co.,
Ltd., Class H 384,000 405,384
China Gas Holdings, Ltd. 458,795 425,193
China Gold International
Resources Corp., Ltd. 34,600 731,420
China Great Wall Securities
Co., Ltd., Class A 17,300 22,510
*China Greatwall Technology
Group Co., Ltd., Class A 2,500 7,252
China Haisum Engineering
Co., Ltd. 6,500 9,257
*China Harmony Auto Holding,
Ltd. 40,500 5,118
*China High Speed Railway
Technology Co., Ltd., Class A 1,000 394
ΩChina International Capital
Corp., Ltd., Class H 147,600 380,976
#China International Marine
Containers Group Co., Ltd.,
Class H 91,700 125,954
China Isotope & Radiation
Corp., Class H 12,200 29,310
China Jinmao Holdings Group,
Ltd. 922,781 195,541
China Jushi Co., Ltd., Class A 35,800 180,772
China Leadshine Technology
Co., Ltd., Class A 1,400 8,991
China Lesso Group Holdings,
Ltd. 100,000 59,103
China Lilang, Ltd. 66,000 32,268
Ω#*China Literature, Ltd. 55,800 174,942
#China Medical System
Holdings, Ltd. 230,000 375,516
China Meheco Group Co.,
Ltd., Class A 17,000 25,777
China Meidong Auto Holdings,
Ltd. 70,000 8,489
China Merchants Bank Co.,
Ltd., Class H 186,500 1,121,321
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 18,700 25,728
China Merchants Port Holdings
Co., Ltd. 84,508 167,209

58
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
ΩChina Merchants Securities
Co., Ltd., Class H 47,000 $ 82,436
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 18,400 23,430
China Minsheng Banking
Corp., Ltd., Class H 690,000 313,566
China National Accord
Medicines Corp., Ltd., Class A 5,630 20,221
China National Chemical
Engineering Co., Ltd., Class A 19,400 24,419
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 6,800 8,898
China National Medicines
Corp., Ltd., Class A 10,400 43,625
China National Nuclear Power
Co., Ltd., Class A 103,000 135,527
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 1,600 1,642
China Nonferrous Mining
Corp., Ltd. 292,000 499,480
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 8,700 67,539
China Oilfield Services, Ltd.,
Class H 314,000 377,982
China Overseas Grand
Oceans Group, Ltd. 241,000 87,371
China Overseas Land &
Investment, Ltd. 391,500 663,682
China Pacific Insurance Group
Co., Ltd., Class H 235,800 1,024,020
China Petroleum Engineering
Corp., Class A 48,300 28,772
China Publishing & Media Co.,
Ltd., Class A 25,000 21,479
China Railway Group, Ltd.,
Class H 482,000 233,194
China Railway Hi-tech Industry
Co., Ltd., Class A 12,500 14,252
China Railway Materials Co.,
Ltd., Class A 25,600 10,529
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class H 236,000 109,056
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 2,200 1,977
*China Rare Earth Resources
And Technology Co., Ltd.,
Class A 1,300 10,358
China Reinsurance Group
Corp., Class H 648,000 101,744
China Resources Beer
Holdings Co., Ltd. 133,500 457,398
Shares Value †
CHINA — (Continued)
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 7,700 $ 19,700
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 8,400 21,946
China Resources Gas Group,
Ltd. 178,300 427,670
China Resources Jiangzhong
Pharmaceutical Co., Ltd.,
Class A 5,900 20,656
China Resources Land, Ltd. 301,000 1,248,763
#China Resources Medical
Holdings Co., Ltd. 74,500 27,104
ΩChina Resources Mixc
Lifestyle Services, Ltd. 95,400 570,421
ΩChina Resources
Pharmaceutical Group, Ltd. 295,000 197,702
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 6,669 25,290
*China Ruifeng Renewable
Energy Holdings, Ltd. 156,000 12,546
*China Ruyi Holdings, Ltd. 800,000 149,098
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 9,700 10,506
China Southern Power Grid
Technology Co., Ltd., Class A 662 5,320
China State Construction
Engineering Corp., Ltd., Class
A 118,200 84,943
China State Construction
International Holdings, Ltd. 242,000 280,190
#China Suntien Green Energy
Corp., Ltd., Class H 283,000 138,723
China Taiping Insurance
Holdings Co., Ltd. 209,000 594,418
China Testing & Certification
International Group Co., Ltd.,
Class A 3,740 3,657
China Tianying, Inc., Class A 10,400 9,940
ΩChina Tourism Group Duty
Free Corp., Ltd., Class H 20,500 166,041
China TransInfo Technology
Co., Ltd., Class A 15,800 20,697
#*China Travel International
Investment Hong Kong, Ltd. 68,000 9,722
China Tungsten And Hightech
Materials Co., Ltd., Class A 2,450 20,866
*China Vanke Co., Ltd., Class
H 125,000 47,710
China Wafer Level CSP Co.,
Ltd., Class A 5,800 26,401
China Water Affairs Group,
Ltd. 66,000 41,367
China World Trade Center Co.,
Ltd., Class A 3,000 9,221
China XD Electric Co., Ltd.,
Class A 25,100 62,159

59
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
China Yangtze Power Co.,
Ltd., Class A 84,500 $ 337,884
China Yongda Automobiles
Services Holdings, Ltd. 42,000 5,415
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 4,200 26,193
China Zheshang Bank Co.,
Ltd., Class H 239,700 74,660
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 1,800 2,650
#*Chinasoft International, Ltd. 412,000 180,920
Chongqing Brewery Co., Ltd.,
Class A 1,700 13,687
Chongqing Changan
Automobile Co., Ltd., Class A 35,300 49,238
Chongqing Chuanyi
Automation Co., Ltd. 2,000 5,705
Chongqing Department Store
Co., Ltd., Class A 3,700 11,562
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 24,888 42,291
Chongqing Fuling Zhacai
Group Co., Ltd., Class A 7,680 14,141
Chongqing Gas Group Corp.,
Ltd., Class A 9,200 7,096
Chongqing Machinery &
Electric Co., Ltd., Class H 126,000 47,288
Chongqing Port Co., Ltd. 10,900 7,785
Chongqing Road & Bridge Co.,
Ltd., Class A 8,400 7,303
Chongqing Rural Commercial
Bank Co., Ltd., Class H 287,000 254,623
*Chongqing Zhifei Biological
Products Co., Ltd., Class A 9,500 21,065
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 11,900 30,236
Chow Tai Fook Jewellery
Group, Ltd. 356,800 484,159
Chow Tai Seng Jewellery Co.,
Ltd., Class A 21,700 42,115
CIG Shanghai Co., Ltd., Class
A 1,000 25,609
CIMC Enric Holdings, Ltd. 78,000 104,448
Cisen Pharmaceutical Co.,
Ltd., Class A 200 455
*CITIC Guoan Information
Industry Co., Ltd., Class A 56,100 24,386
CITIC Heavy Industries Co.,
Ltd., Class A 4,100 3,631
CITIC Securities Co., Ltd.,
Class H 77,000 271,877
*ClouDr Group, Ltd. 59,000 5,272
#*CMGE Technology Group,
Ltd. 366,000 13,082
CMOC Group, Ltd., Class H 612,000 1,374,974
CMST Development Co., Ltd.,
Class A 15,700 12,110
Shares Value †
CHINA — (Continued)
CNGR Advanced Material Co.,
Ltd., Class A 2,440 $ 22,760
CNOOC Energy Technology &
Services, Ltd., Class A 107,000 69,377
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 14,390 17,060
*COFCO Biotechnology Co.,
Ltd., Class A 15,800 14,060
Comba Telecom Systems
Holdings, Ltd. 196,000 38,030
Concord New Energy Group,
Ltd. 40,000 1,864
Contemporary Amperex
Technology Co., Ltd., Class A 16,920 1,079,734
CQ Pharmaceutical Holding
Co., Ltd., Class A 19,000 16,129
CRRC Corp., Ltd., Class H 345,000 229,009
ΩCSC Financial Co., Ltd.,
Class H 85,000 126,083
CSG Holding Co., Ltd., Class
A 12,000 7,078
CSPC Pharmaceutical Group,
Ltd. 500,000 536,780
CSSC Science & Technology
Co., Ltd., Class A 4,200 8,409
CTS International Logistics
Corp., Ltd., Class A 6,400 5,227
*Daan Gene Co., Ltd., Class A 4,000 3,384
Dajin Heavy Industry Co., Ltd.,
Class A 1,400 17,212
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 16,500 16,543
*Dalipal Holdings, Ltd. 4,000 2,211
Daqin Railway Co., Ltd., Class
A 36,500 28,154
Dashang Co., Ltd., Class A 1,463 3,897
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 22,700 62,196
*Datang Telecom Technology
Co., Ltd. 1,000 1,229
DBG Technology Co., Ltd.,
Class A 900 2,741
DeHua TB New Decoration
Materials Co., Ltd., Class A 21,300 46,233
*Dezhan Healthcare Co., Ltd. 8,100 4,315
DHC Software Co., Ltd., Class
A 7,400 8,914
Dian Diagnostics Group Co.,
Ltd., Class A 4,800 13,587
Digital China Group Co., Ltd.,
Class A 3,600 19,849
*Digital China Information
Service Group Co., Ltd., Class
A 2,900 5,819
Do-Fluoride New Materials
Co., Ltd., Class A 5,400 28,698
Dong-E-E-Jiao Co., Ltd., Class
A 3,400 27,370

60
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
#Dongfang Electric Corp., Ltd.,
Class H 30,200 $ 150,658
Dongfang Electronics Co.,
Ltd., Class A 17,600 33,617
DongFeng Automobile Co.,
Ltd., Class A 7,100 6,973
Dongguan Aohai Technology
Co., Ltd., Class A 600 4,170
Dongguan Development
Holdings Co., Ltd., Class A 7,400 11,242
Dongguan Rural Commercial
Bank Co., Ltd., Class H 30,000 13,059
Dongguan Yutong Optical
Technology Co., Ltd. 4,700 19,949
Donghua Testing Technology
Co., Ltd. 500 2,615
Dongxing Securities Co., Ltd.,
Class A 19,300 37,287
#*DPC Dash, Ltd. 7,600 48,896
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 21,000 17,023
Ω*East Buy Holding, Ltd. 30,000 98,880
East Money Information Co.,
Ltd., Class A 34,880 103,940
Eastern Communications Co.,
Ltd., Class A 2,300 5,595
Ecovacs Robotics Co., Ltd.,
Class A 3,000 28,611
Edan Instruments, Inc., Class
A 2,000 4,364
Edifier Technology Co., Ltd.,
Class A 4,900 7,968
#*EEKA Fashion Holdings, Ltd. 27,000 22,058
Electric Connector Technology
Co., Ltd., Class A 4,100 27,004
ENN Energy Holdings, Ltd. 77,100 601,348
ENN Natural Gas Co., Ltd.,
Class A 9,300 27,577
Eoptolink Technology, Inc.,
Ltd., Class A 2,848 219,171
Era Co., Ltd., Class A 9,400 5,861
Espressif Systems Shanghai
Co., Ltd. 1,010 25,444
Essex Bio-technology, Ltd. 36,000 14,889
*Estun Automation Co., Ltd.,
Class A 600 1,921
Eternal Asia Supply Chain
Management, Ltd., Class A 12,700 10,391
Eve Energy Co., Ltd., Class A 2,200 23,374
Ever Sunshine Services
Group, Ltd. 118,000 29,674
ΩEverbright Securities Co.,
Ltd., Class H 11,000 11,290
Ω*Everest Medicines, Ltd. 15,500 68,341
Explosive Co., Ltd., Class A 7,200 11,444
Fangda Carbon New Material
Co., Ltd., Class A 16,400 13,586
Fangda Special Steel
Technology Co., Ltd., Class A 32,500 27,685
Shares Value †
CHINA — (Continued)
FAW Jiefang Group Co., Ltd.,
Class A 2,600 $ 2,561
FAWER Automotive Parts Co.,
Ltd., Class A 15,700 11,696
FESCO Group Co., Ltd., Class
A 9,400 21,875
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 200 1,366
Fibocom Wireless, Inc., Class
A 13,740 45,147
*Financial Street Holdings Co.,
Ltd., Class A 12,800 5,939
First Capital Securities Co.,
Ltd., Class A 6,900 7,706
Focus Media Information
Technology Co., Ltd., Class A 62,600 57,631
Foryou Corp., Class A 1,000 4,406
Foshan Electrical and Lighting
Co., Ltd., Class A 5,400 4,473
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 11,340 64,133
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 2,700 3,134
Founder Securities Co., Ltd.,
Class A 31,800 33,418
Foxconn Industrial Internet
Co., Ltd., Class A 43,900 404,024
#Fu Shou Yuan International
Group, Ltd. 107,000 36,059
Fujian Boss Software
Development Co., Ltd., Class
A 1,220 1,795
Fujian Longking Co., Ltd.,
Class A 4,600 12,536
Fujian Star-net Communication
Co., Ltd., Class A 3,400 13,187
Fulin Precision Co., Ltd., Class
A 10,800 44,450
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 900 7,752
ΩGanfeng Lithium Group Co.,
Ltd., Class H 41,200 438,099
Gansu Shangfeng Cement
Co., Ltd., Class A 13,200 27,048
Gaona Aero Material Co., Ltd.,
Class A 460 1,323
G-bits Network Technology
Xiamen Co., Ltd., Class A 800 47,610
GCL Energy Technology Co.,
Ltd., Class A 34,800 90,408
Geely Automobile Holdings,
Ltd. 560,000 1,637,019
GEM Co., Ltd., Class A 13,500 18,060
*Gemdale Corp., Class A 65,200 27,674
*Genimous Technology Co.,
Ltd., Class A 9,400 10,153
*Geo-Jade Petroleum Corp.,
Class A 35,500 24,265

61
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Geovis Technology Co., Ltd.,
Class A 2,522 $ 20,911
Getein Biotech, Inc., Class A 100 141
GF Securities Co., Ltd., Class
H 89,200 200,860
Ω#Giant Biogene Holding Co.,
Ltd. 54,400 209,718
Giant Network Group Co., Ltd.,
Class A 11,100 53,320
Giantec Semiconductor Corp. 2,014 36,402
GigaDevice Semiconductor,
Inc., Class A 800 36,648
Ginlong Technologies Co.,
Ltd., Class A 4,700 65,392
Glarun Technology Co., Ltd.,
Class A 5,900 23,713
GoerTek, Inc., Class A 8,500 30,480
ΩGolden Throat Holdings
Group Co., Ltd. 24,000 10,845
Goldenmax International
Group, Ltd., Class A 200 1,314
Goldwind Science &
Technology Co., Ltd., Class H 99,600 219,702
Goneo Group Co., Ltd., Class
A 1,155 7,582
Goodbaby International
Holdings, Ltd. 93,000 10,447
*GoodWe Technologies Co.,
Ltd., Class A 698 11,054
Gotion High-tech Co., Ltd.,
Class A 2,000 10,755
*Grandjoy Holdings Group Co.,
Ltd., Class A 13,100 5,867
Great Wall Motor Co., Ltd. 260,000 385,001
Gree Electric Appliances, Inc.
of Zhuhai, Class A 11,200 65,652
Green Development Electricity
Group of Tianjin Co., Ltd.,
Class A 15,700 22,726
#Greentown China Holdings,
Ltd. 264,500 325,149
Greentown Service Group Co.,
Ltd. 260,000 151,345
GRG Banking Equipment Co.,
Ltd., Class A 12,891 22,000
GRG Metrology & Test Group
Co., Ltd., Class A 2,500 7,819
Grinm Advanced Materials
Co., Ltd., Class A 900 3,605
Guangdong Advertising Group
Co., Ltd., Class A 12,400 16,261
Guangdong Aofei Data
Technology Co., Ltd., Class A 11,859 43,289
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 42,700 23,499
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 5,300 7,905
Shares Value †
CHINA — (Continued)
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 5,100 $ 12,839
Guangdong Dongpeng
Holdings Co., Ltd., Class A 100 86
Guangdong Dowstone
Technology Co., Ltd., Class A 5,800 22,861
Guangdong Goworld Co., Ltd.,
Class A 10,000 21,779
Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 200 380
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 3,900 5,714
*Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 876 6,434
Guangdong Kinlong Hardware
Products Co., Ltd., Class A 700 1,881
*Guangdong Land Holdings,
Ltd. 23,546 640
Guangdong Lingxiao Pump
Industry Co., Ltd. 2,100 5,785
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 16,800 30,933
Guangdong South New Media
Co., Ltd., Class A 2,400 13,331
*Guangdong TCL Smart Home
Appliances Co., Ltd. 14,700 20,547
Guangdong Vanward New
Electric Co., Ltd., Class A 7,100 8,573
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 7,800 17,273
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 2,200 5,921
*Guanghui Logistics Co., Ltd. 3,000 2,573
Guangshen Railway Co., Ltd.,
Class H 102,000 31,119
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 8,100 59,905
Guangxi Liugong Machinery
Co., Ltd., Class A 11,900 16,825
Guangxi LiuYao Group Co.,
Ltd., Class A 3,300 8,085
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 10,100 12,905
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 24,000 51,194
*Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 1,300 16,382
Guangzhou Haige
Communications Group, Inc.
Co., Class A 8,100 19,087

62
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Guangzhou Haoyang
Electronic Co., Ltd., Class A 400 $ 2,185
Guangzhou KDT Machinery
Group Co., Ltd., Class A 4,300 12,845
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 5,400 21,577
Guangzhou Restaurant Group
Co., Ltd., Class A 600 1,363
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 3,600 19,448
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 8,500 75,279
Guangzhou Wondfo Biotech
Co., Ltd., Class A 1,900 5,086
Guangzhou Yuexiu Capital
Holdings Group Co., Ltd.,
Class A 20,700 27,267
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 1,000 1,519
Guilin Layn Natural Ingredients
Corp. 1,400 1,799
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 3,100 6,493
Guizhou Gas Group Corp.,
Ltd., Class A 7,500 7,102
Guizhou Sanli Pharmaceutical
Co., Ltd. 1,100 1,811
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 7,200 3,551
*Guizhou Zhongyida Co., Ltd. 1,900 2,583
Guocheng Mining Co., Ltd.,
Class A 2,100 15,823
*Guoguang Electric Co., Ltd.,
Class A 1,400 2,311
Guomai Technologies, Inc.,
Class A 300 365
Guoquan Food Shanghai Co.,
Ltd., Class H 74,400 33,051
Guosen Securities Co., Ltd.,
Class A 900 1,412
ΩGuotai Haitong Securities
Co., Ltd., Class H 149,304 255,582
#Gushengtang Holdings, Ltd. 27,900 105,777
H World Group, Ltd. 96,000 490,187
H World Group, Ltd.,
Sponsored ADR 1,012 52,260
ΩHaidilao International
Holding, Ltd. 94,000 172,311
Haier Smart Home Co., Ltd.,
Class A 318,000 889,811
*Hainan Haide Capital
Management Co., Ltd., Class
A 2,595 2,533
Hainan Jinpan Smart
Technology Co., Ltd. 419 5,403
#*Hainan Meilan International
Airport Co., Ltd. 5,000 3,913
Shares Value †
CHINA — (Continued)
Haisco Pharmaceutical Group
Co., Ltd., Class A 300 $ 2,570
Haitian International Holdings,
Ltd. 88,000 237,250
Hand Enterprise Solutions Co.,
Ltd., Class A 5,000 14,505
Hangcha Group Co., Ltd.,
Class A 13,160 52,333
Hangxiao Steel Structure Co.,
Ltd., Class A 6,300 2,785
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 19,300 26,977
Hangzhou Chang Chuan
Technology Co., Ltd., Class A 4,200 107,085
*Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 400 998
Hangzhou First Applied
Material Co., Ltd., Class A 11,100 30,445
Hangzhou GreatStar Industrial
Co., Ltd. 5,000 25,021
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 1,220 5,146
*Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 2,700 16,226
Hangzhou Onechance Tech
Corp., Class A 300 1,527
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 14,300 65,783
Hangzhou Robam Appliances
Co., Ltd., Class A 8,269 21,700
Ω*Hangzhou SF Intra-City
Industrial Co., Ltd., Class H 17,000 22,721
Hangzhou Shunwang
Technology Co., Ltd., Class A 9,400 34,753
Hangzhou Sunrise Technology
Co., Ltd. 5,000 10,589
ΩHangzhou Tigermed
Consulting Co., Ltd., Class H 16,800 86,126
ΩHansoh Pharmaceutical
Group Co., Ltd. 80,000 378,873
Ω*Harbin Bank Co., Ltd., Class
H 207,000 10,041
Harbin Boshi Automation Co.,
Ltd., Class A 5,900 11,036
Harbin Electric Co., Ltd., Class
H 92,000 272,697
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 4,800 10,384
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 28,400 14,632
*Harbin Pharmaceutical Group
Co., Ltd., Class A 17,900 9,379
HBIS Resources Co., Ltd.,
Class A 11,900 29,261
Health & Happiness H&H
International Holdings, Ltd. 37,000 68,013

63
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 13,200 $ 26,217
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 420 7,593
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 9,900 54,410
Hefei Meiya Optoelectronic
Technology, Inc., Class A 15,300 39,233
*Hefei Urban Construction
Development Co., Ltd., Class
A 5,200 10,457
Heilongjiang Agriculture Co.,
Ltd., Class A 4,000 9,806
Henan Lingrui Pharmaceutical
Co., Class A 4,800 15,709
Henan Pinggao Electric Co.,
Ltd., Class A 7,400 23,784
Henan Shijia Photons
Technology Co., Ltd. 1,229 23,712
Henan Thinker Automatic
Equipment Co., Ltd., Class A 1,200 4,595
*Henan Yicheng New Energy
Co., Ltd., Class A 11,700 7,706
Henan Yuguang Gold & Lead
Co., Ltd., Class A 11,900 25,656
Henan Zhongyuan
Expressway Co., Ltd., Class A 22,100 13,068
Hengtong Optic-electric Co.,
Ltd., Class A 11,600 111,546
Hengyi Petrochemical Co.,
Ltd., Class A 34,300 88,607
Hesteel Co., Ltd., Class A 25,800 8,798
Hexing Electrical Co., Ltd.,
Class A 5,900 24,801
Hgtech Co., Ltd., Class A 1,000 17,495
#Hisense Home Appliances
Group Co., Ltd., Class H 43,000 126,468
Hisense Visual Technology
Co., Ltd., Class A 9,900 37,094
Hithink RoyalFlush Information
Network Co., Ltd., Class A 2,240 77,045
HLA Group Corp., Ltd., Class
A 51,100 49,437
HMT Xiamen New Technical
Materials Co., Ltd., Class A 200 2,970
*Hongmian Zhihui Science
And Technology Innovation
Co., Ltd.Guangzhou 3,300 1,666
Hongrun Construction Group
Co., Ltd. 3,600 4,663
*Hopson Development
Holdings, Ltd. 178,701 60,223
#Horizon Construction
Development, Ltd. 78,000 8,961
Ω*Hua Medicine 49,500 21,168
Huaan Securities Co., Ltd.,
Class A 19,800 16,113
Huada Automotive Technology
Corp., Ltd., Class A 600 2,750
Shares Value †
CHINA — (Continued)
Huadian Heavy Industries Co.,
Ltd., Class A 3,800 $ 4,928
Huadong Medicine Co., Ltd.,
Class A 6,900 33,680
Huafon Chemical Co., Ltd.,
Class A 24,800 42,686
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 12,300 9,505
*Huafu Fashion Co., Ltd.,
Class A 10,200 7,360
*Huaihe Energy Group Co.,
Ltd., Class A 35,200 18,599
Hualan Biological Engineering,
Inc., Class A 6,300 13,296
Huaming Power Equipment
Co., Ltd., Class A 13,200 47,314
Huangshan Novel Co., Ltd. 10,200 16,706
Huangshan Tourism
Development Co., Ltd., Class
A 2,500 4,351
Huapont Life Sciences Co.,
Ltd., Class A 19,900 14,476
ΩHuatai Securities Co., Ltd.,
Class H 102,400 211,238
Huatu Cendes Co., Ltd. 400 2,914
Huaxi Securities Co., Ltd.,
Class A 5,000 6,381
Huaxia Bank Co., Ltd., Class A 27,300 27,530
Huayu Automotive Systems
Co., Ltd., Class A 8,600 23,488
Hubei Chutian Smart
Communication Co., Ltd. 20,300 11,409
Hubei Dinglong Co., Ltd.,
Class A 2,600 23,731
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 2,600 41,472
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 9,200 37,286
Hubei Yihua Chemical Industry
Co., Ltd., Class A 2,400 5,937
Huishang Bank Corp., Ltd.,
Class H 10,000 6,561
Huizhou Desay Sv Automotive
Co., Ltd., Class A 1,400 21,120
Humanwell Healthcare Group
Co., Ltd., Class A 15,300 42,279
Hunan Aihua Group Co., Ltd.,
Class A 2,300 6,686
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 4,400 2,808
Hunan Gold Corp., Ltd., Class
A 19,110 81,308
Hunan Jiudian Pharmaceutical
Co., Ltd. 1,700 3,197
*Hunan Silver Co., Ltd., Class
A 3,700 6,260
Hunan Valin Steel Co., Ltd.,
Class A 44,100 29,949

64
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Hunan Zhongke Electric Co.,
Ltd., Class A 3,500 $ 10,758
Hundsun Technologies, Inc.,
Class A 6,500 25,487
#*HUTCHMED China, Ltd. 68,000 183,503
#*HUTCHMED China, Ltd.,
Sponsored ADR 1,312 17,633
Ω#*Hygeia Healthcare
Holdings Co., Ltd. 51,600 75,815
Hygon Information Technology
Co., Ltd., Class A 6,990 303,086
*Hytera Communications
Corp., Ltd., Class A 20,300 29,533
*HyUnion Holding Co., Ltd.,
Class A 3,400 3,623
*IAT Automobile Technology
Co., Ltd., Class A 600 863
IEIT Systems Co., Ltd., Class
A 3,600 36,752
Iflytek Co., Ltd., Class A 5,400 37,771
IKD Co., Ltd., Class A 9,100 22,602
Ω*IMAX China Holding, Inc.,
Class A 10,000 9,600
Imeik Technology
Development Co., Ltd., Class
A 1,100 18,523
Industrial & Commercial Bank
of China, Ltd., Class H 1,277,000 1,145,979
Industrial Bank Co., Ltd., Class
A 45,400 119,142
Industrial Securities Co., Ltd.,
Class A 32,500 28,874
Infore Environment
Technology Group Co., Ltd.,
Class A 19,000 37,737
Ω*Ingdan, Inc. 119,000 32,052
Ingenic Semiconductor Co.,
Ltd., Class A 1,000 18,175
Inmyshow Digital Technology
Group Co., Ltd., Class A 19,700 17,156
Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 9,600 3,794
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 11,400 26,146
*Inner Mongolia Furui Medical
Science Co., Ltd., Class A 1,600 11,793
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 4,300 26,672
Ω*Innovent Biologics, Inc. 57,000 654,859
Inspur Digital Enterprise
Technology, Ltd. 126,000 36,511
Intron Technology Holdings,
Ltd. 51,000 11,914
#*iQIYI, Inc., Sponsored ADR 16,699 19,705
iRay Group, Class A 1,316 22,071
IReader Technology Co., Ltd.,
Class A 100 366
*IRICO Display Devices Co.,
Ltd. 35,000 41,443
Shares Value †
CHINA — (Continued)
*J&T Global Express, Ltd. 263,200 $ 329,262
Jack Technology Co., Ltd.,
Class A 4,300 24,885
Jade Bird Integrated
Technologies Co., Ltd., Class
A 2,928 5,185
Jafron Biomedical Co., Ltd.,
Class A 12,100 33,720
Jangho Group Co., Ltd., Class
A 5,200 7,291
Jason Furniture Hangzhou
Co., Ltd., Class A 4,300 18,277
JCET Group Co., Ltd., Class A 7,700 51,346
JCHX Mining Management
Co., Ltd., Class A 5,100 46,504
Ω*JD Logistics, Inc. 240,000 462,614
Jiajiayue Group Co., Ltd.,
Class A 11,600 18,370
Jiangling Motors Corp., Ltd.,
Class A 6,200 17,015
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 15,000 13,260
Jiangsu Azure Corp., Class A 9,800 29,634
*Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 1,600 5,332
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 13,590 14,560
Jiangsu Chint Power
Technology Co., Ltd., Class A 2,400 10,208
Jiangsu Cnano Technology
Co., Ltd., Class A 4,027 25,268
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 2,000 8,712
Jiangsu Expressway Co., Ltd.,
Class H 142,000 192,687
Jiangsu Gian Technology Co.,
Ltd., Class A 700 4,260
Jiangsu Guomao Reducer Co.,
Ltd., Class A 100 230
Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 100 915
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 2,000 30,730
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 11,900 93,843
Jiangsu Hoperun Software
Co., Ltd., Class A 500 3,309
Jiangsu Huachang Chemical
Co., Ltd., Class A 4,700 4,643
*Jiangsu Huahong Technology
Stock Co., Ltd., Class A 1,500 5,658
Jiangsu Huaxicun Co., Ltd.,
Class A 3,500 3,678
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 15,000 10,055

65
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
*Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 1,100 $ 2,170
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 9,600 38,555
Jiangsu Linyang Energy Co.,
Ltd., Class A 10,600 9,433
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 3,360 25,336
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 8,700 28,549
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 19,800 27,328
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 11,300 16,473
Jiangsu Rainbow Heavy
Industries Co., Ltd. 6,500 6,222
*Jiangsu Sanfame Polyester
Material Co., Ltd., Class A 32,700 12,157
Jiangsu Shemar Electric Co.,
Ltd. 200 1,784
Jiangsu Shentong Valve Co.,
Ltd. 4,200 9,909
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 7,000 7,940
Jiangsu Soho High Hope
Group Corp., Class A 21,100 8,802
Jiangsu Sopo Chemical Co.,
Class A 1,800 2,181
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 26,620 19,364
Jiangsu Xinquan Automotive
Trim Co., Ltd. 3,700 33,251
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 2,400 17,293
Jiangsu Yangnong Chemical
Co., Ltd., Class A 2,010 21,282
Jiangsu Yoke Technology Co.,
Ltd., Class A 600 7,439
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 4,300 18,428
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 23,300 15,551
Jiangsu Zhongtian Technology
Co., Ltd., Class A 16,300 79,015
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 13,800 5,433
Jiangxi Bank Co., Ltd., Class H 4,500 396
Jiangxi Ganyue Expressway
Co., Ltd., Class A 20,300 13,162
Jiangxi Lianchuang
Optoelectronic Science &
Technology Co., Ltd., Class A 2,900 20,374
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 264 1,092
Shares Value †
CHINA — (Continued)
Jiayou International Logistics
Co., Ltd., Class A 4,676 $ 8,719
*Jihua Group Corp., Ltd.,
Class A 40,500 17,368
*Jilin Chemical Fibre, Class A 1,600 1,197
*Jinbei Automotive Co., Ltd.,
Class A 32,600 19,181
#*<Jinchuan Group
International Resources Co.,
Ltd. 564,000 8,640
Jinduicheng Molybdenum Co.,
Ltd., Class A 18,900 54,163
Jingjin Equipment, Inc., Class
A 1,000 2,744
Jinhui Liquor Co., Ltd., Class A 2,200 5,719
Jinlei Technology Co., Ltd.,
Class A 1,800 7,977
Ω*Jinxin Fertility Group, Ltd. 330,000 100,680
Jinyu Bio-Technology Co.,
Ltd., Class A 3,400 7,260
Jinzai Food Group Co., Ltd. 4,400 7,258
Jiuzhitang Co., Ltd., Class A 3,800 5,367
JL Mag Rare-Earth Co., Ltd.,
Class A 600 2,894
JL Mag Rare-Earth Co., Ltd.,
Class H 8,200 20,433
JNBY Design, Ltd. 45,000 123,045
Ω#Joinn Laboratories China
Co., Ltd., Class H 5,700 15,644
Jointown Pharmaceutical
Group Co., Ltd., Class A 66,841 50,578
Jones Tech PLC, Class A 700 5,571
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 7,000 21,290
Joyoung Co., Ltd., Class A 2,000 3,185
JS Corrugating Machinery Co.,
Ltd., Class A 2,200 3,317
Ω#*JS Global Lifestyle Co.,
Ltd. 170,500 37,435
JSTI Group, Class A 11,100 10,982
Juewei Food Co., Ltd., Class A 2,000 3,712
Kaishan Group Co., Ltd.,
Class A 2,400 10,809
Kanzhun, Ltd. 9,800 65,365
Kanzhun, Ltd., ADR 1,205 16,292
*KBC Corp., Ltd., Class A 1,183 4,292
KE Holdings, Inc., Class A 109,700 592,629
Keboda Technology Co., Ltd.,
Class A 100 787
Keda Industrial Group Co.,
Ltd., Class A 12,200 34,373
*Keep, Inc. 70,300 26,922
Keeson Technology Corp.,
Ltd., Class A 200 495
Kehua Data Co., Ltd., Class A 5,600 49,907
Keli Sensing Technology
Ningbo Co., Ltd. 200 1,645
Kidswant Children Products
Co., Ltd., Class A 11,100 14,362

66
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
*KingClean Electric Co., Ltd.,
Class A 2,400 $ 11,255
*Kingdee International
Software Group Co., Ltd. 118,000 128,789
Kingfa Sci & Tech Co., Ltd.,
Class A 6,900 17,320
Kingnet Network Co., Ltd.,
Class A 20,100 52,895
*Kingsoft Cloud Holdings, Ltd. 88,000 85,711
*Kingsoft Cloud Holdings, Ltd.,
ADR 544 8,198
Konfoong Materials
International Co., Ltd., Class A 300 7,891
KPC Pharmaceuticals, Inc.,
Class A 4,500 6,257
ΩKuaishou Technology, Class
B 360,900 1,976,398
*Kuang-Chi Technologies Co.,
Ltd., Class A 5,600 32,113
*Kunlun Tech Co., Ltd., Class
A 2,600 18,593
Kunming Chuan Jin Nuo
Chemical Co., Ltd. 1,400 5,182
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 1,680 12,732
Kweichow Moutai Co., Ltd.,
Class A 4,100 830,994
Lancy Co., Ltd., Class A 1,300 3,061
Lao Feng Xiang Co., Ltd.,
Class A 5,300 30,571
Laobaixing Pharmacy Chain
JSC, Class A 11,200 22,950
Launch Tech Co., Ltd., Class
H 15,500 15,631
LB Group Co., Ltd., Class A 19,500 48,262
Lee's Pharmaceutical
Holdings, Ltd. 2,000 286
Ω*Legend Holdings Corp.,
Class H 73,300 89,172
Lenovo Group, Ltd. 1,724,000 2,570,457
Leo Group Co., Ltd., Class A 29,300 27,660
Lepu Medical Technology
Beijing Co., Ltd., Class A 15,100 31,715
Leyard Optoelectronic Co.,
Ltd., Class A 27,600 25,692
*Li Auto, Inc., Class A 106,700 920,068
Li Ning Co., Ltd. 346,500 894,365
Lianhe Chemical Technology
Co., Ltd., Class A 5,800 14,049
Lier Chemical Co., Ltd., Class
A 2,900 5,475
*Lifetech Scientific Corp. 328,000 90,439
Lingbao Gold Group Co., Ltd.,
Class H 64,200 169,807
Lingyi iTech Guangdong Co.,
Class A 25,800 53,093
#LK Technology Holdings, Ltd. 50,000 17,297
Loncin Motor Co., Ltd., Class A 19,900 44,738
Ω#Longfor Group Holdings,
Ltd. 239,036 244,719
Shares Value †
CHINA — (Continued)
Longhua Technology Group
Luoyang Co., Ltd., Class A 1,300 $ 2,011
Longshine Technology Group
Co., Ltd., Class A 12,300 24,556
*Lotus Holdings Co., Ltd. 6,800 10,669
Luolai Lifestyle Technology
Co., Ltd., Class A 14,800 24,391
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 5,500 34,486
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 9,700 9,299
Luxi Chemical Group Co., Ltd.,
Class A 29,300 73,161
Luxshare Precision Industry
Co., Ltd., Class A 21,800 213,777
Luyang Energy-Saving
Materials Co., Ltd. 5,200 7,512
Ω*Luye Pharma Group, Ltd. 292,000 95,796
Luzhou Laojiao Co., Ltd.,
Class A 4,800 70,324
Maccura Biotechnology Co.,
Ltd., Class A 3,200 4,913
Mango Excellent Media Co.,
Ltd., Class A 18,500 52,638
Ω#Maoyan Entertainment 84,716 64,453
Maxscend Microelectronics
Co., Ltd., Class A 300 4,374
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 2,700 10,286
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 41,900 33,300
Ω*Meitu, Inc. 178,500 94,790
Ω*Meituan, Class B 161,710 1,718,507
Mesnac Co., Ltd., Class A 5,800 5,747
Metallurgical Corp. of China,
Ltd., Class H 252,000 50,826
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 600 320
#MicroPort NeuroScientific
Corp. 31,301 41,435
#*Microport Scientific Corp. 37,000 41,139
Micro-Tech Nanjing Co., Ltd. 2,577 32,067
Midea Group Co., Ltd., Class A 18,000 213,660
Midea Group Co., Ltd., Class
H 17,200 196,948
Ω*Midea Real Estate Holding,
Ltd. 60,600 25,141
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 2,100 17,480
Ming Yang Smart Energy
Group, Ltd., Class A 7,400 17,156
MINISO Group Holding, Ltd. 104,400 377,419
*Minmetals Development Co.,
Ltd., Class A 16,300 26,529
Minth Group, Ltd. 54,000 234,922
MLS Co., Ltd., Class A 10,000 13,890
*MMG, Ltd. 684,800 726,432

67
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Ω*Mobvista, Inc. 138,000 $ 287,142
Montage Technology Co., Ltd.,
Class A 1,086 27,546
Moon Environment Technology
Co., Ltd., Class A 1,600 5,843
Morimatsu International
Holdings Co., Ltd. 44,000 39,429
MYS Group Co., Ltd., Class A 22,800 11,346
*Nanfang Pump Industry Co.,
Ltd., Class A 7,200 5,100
Nanhua Futures Co., Ltd. 1,000 3,066
NanJi E-Commerce Co., Ltd.,
Class A 8,800 3,903
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 1,400 9,872
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 18,000 24,185
Nanjing Pharmaceutical Group
Co., Ltd. 25,700 19,861
*Nanjing Tanker Corp. 14,700 9,639
Nantong Jianghai Capacitor
Co., Ltd., Class A 7,100 39,852
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 400 1,692
NARI Technology Co., Ltd.,
Class A 29,340 111,522
*National Silicon Industry
Group Co., Ltd., Class A 911 2,748
NAURA Technology Group
Co., Ltd., Class A 1,890 148,545
*NavInfo Co., Ltd., Class A 11,700 15,463
NBTM New Materials Group
Co., Ltd., Class A 5,400 26,935
NetDragon Websoft Holdings,
Ltd. 12,000 13,204
Ω*NetEase Cloud Music, Inc. 6,400 93,952
NetEase, Inc. 62,700 1,432,686
NetEase, Inc., Sponsored ADR 14,536 1,708,125
Neusoft Corp., Class A 9,000 11,645
New China Life Insurance Co.,
Ltd., Class H 136,600 892,793
New Hope Dairy Co., Ltd.,
Class A 12,200 35,552
Ω*<New Horizon Health, Ltd. 4,000 1,353
Neway Valve Suzhou Co.,
Ltd., Class A 7,200 66,116
#*Newborn Town, Inc. 112,000 131,962
Newland Digital Technology
Co., Ltd., Class A 14,500 42,212
Nexteer Automotive Group,
Ltd. 149,000 91,487
Ningbo Boway Alloy Material
Co., Ltd. 8,900 22,809
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 1,100 3,233
Ningbo Huaxiang Electronic
Co., Ltd., Class A 2,700 10,286
Shares Value †
CHINA — (Continued)
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 8,800 $ 15,675
Ningbo Joyson Electronic
Corp., Class A 15,700 65,536
Ningbo Orient Wires & Cables
Co., Ltd., Class A 4,400 40,011
Ningbo Peacebird Fashion
Co., Ltd., Class A 2,800 5,832
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 2,252 11,480
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 13,700 40,224
*Ningbo Shanshan Co., Ltd.,
Class A 22,300 54,344
Ningbo Sunrise Elc
Technology Co., Ltd. 1,600 7,857
Ningbo Tuopu Group Co., Ltd.,
Class A 2,130 18,749
Ningbo Xusheng Group Co.,
Ltd., Class A 940 2,120
Ningbo Yunsheng Co., Ltd.,
Class A 2,200 4,273
Ningbo Zhoushan Port Co.,
Ltd., Class A 1,800 975
Ningxia Orient Tantalum
Industry Co., Ltd. 300 1,926
*NIO, Inc., Class A 48,660 305,610
*Niu Technologies, ADR 4,722 14,638
NKY Medical Holdings, Ltd.,
Class A 4,000 11,077
ΩNongfu Spring Co., Ltd.,
Class H 56,600 338,137
Norinco International
Cooperation, Ltd., Class A 17,400 32,572
North China Pharmaceutical
Co., Ltd. 16,100 12,277
North Copper Co., Ltd., Class
A 22,100 46,384
North Huajin Chemical
Industries Co., Ltd., Class A 4,600 3,831
*North Industries Group Red
Arrow Co., Ltd., Class A 5,600 14,540
Northeast Pharmaceutical
Group Co., Ltd., Class A 18,300 13,205
Northeast Securities Co., Ltd.,
Class A 16,000 20,303
Northking Information
Technology Co., Ltd., Class A 1,568 3,438
*NSFOCUS Technologies
Group Co., Ltd., Class A 1,900 2,041
NYOCOR Co., Ltd., Class A 21,200 24,203
*Offcn Education Technology
Co., Ltd., Class A 56,200 21,798
Offshore Oil Engineering Co.,
Ltd., Class A 26,500 26,258
*OFILM Group Co., Ltd., Class
A 20,600 26,261
OmniVision Integrated Circuits
Group, Inc. 4,500 64,743
Onewo, Inc., Class H 43,900 94,595

68
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Oppein Home Group, Inc.,
Class A 1,800 $ 12,382
Opple Lighting Co., Ltd., Class
A 3,900 11,565
ORG Technology Co., Ltd.,
Class A 28,200 22,701
Orient International Enterprise,
Ltd., Class A 4,700 4,857
ΩOrient Securities Co., Ltd.,
Class H 57,200 45,125
*Oriental Energy Co., Ltd.,
Class A 12,500 14,728
#*OSL Group, Ltd. 15,500 24,693
*Ourpalm Co., Ltd., Class A 31,000 22,732
Ovctek China, Inc., Class A 3,900 8,231
*Pacific Securities Co., Ltd.
(The), Class A 20,400 10,988
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 7,280 12,733
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 1,000 533
*Pantum Technology Co., Ltd.,
Class A 6,100 17,106
*PCI Technology Group Co.,
Ltd., Class A 24,700 19,305
*PDD Holdings, Inc.,
Sponsored ADR 28,798 2,876,344
Ω*Peijia Medical, Ltd. 46,000 36,348
*Pengxin International Mining
Co., Ltd., Class A 27,600 33,084
People.cn Co., Ltd., Class A 1,900 5,278
People's Insurance Co. Group
of China, Ltd. (The), Class H 1,260,000 855,682
Perfect World Co., Ltd., Class
A 8,000 17,809
#*Phancy Group Co., Ltd.,
Class H 7,900 37,716
ΩPharmaron Beijing Co., Ltd.,
Class H 23,900 64,191
*Phenix Optical Co., Ltd. 2,200 6,253
PICC Property & Casualty Co.,
Ltd., Class H 658,000 1,176,777
Ping An Bank Co., Ltd., Class
A 33,000 55,496
Ping An Insurance Group Co.
of China, Ltd. 374,000 3,007,755
POCO Holding Co., Ltd., Class
A 1,200 16,968
*Polaris Bay Group Co., Ltd.,
Class A 25,000 22,942
Poly Developments and
Holdings Group Co., Ltd.,
Class A 27,100 24,354
Poly Property Group Co., Ltd. 229,000 56,419
*Pony Testing International
Group Co., Ltd., Class A 600 847
ΩPop Mart International
Group, Ltd. 67,200 1,348,504
Shares Value †
CHINA — (Continued)
ΩPostal Savings Bank of
China Co., Ltd., Class H 441,000 $ 282,600
Pou Sheng International
Holdings, Ltd., Class A 149,000 7,418
Power Construction Corp. of
China, Ltd., Class A 9,200 7,527
Precision Tsugami China
Corp., Ltd. 18,000 109,603
Pylon Technologies Co., Ltd.,
Class A 2,427 27,324
Q Technology Group Co., Ltd. 77,000 80,010
*Qi An Xin Technology Group,
Inc. 6,977 30,747
Qianhe Condiment and Food
Co., Ltd., Class A 22,620 30,293
Qingdao East Steel Tower
Stock Co., Ltd., Class A 12,400 43,539
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 100 191
Qingdao Gaoce Technology
Co., Ltd., Class A 5,999 11,739
Qingdao Gon Technology Co.,
Ltd., Class A 2,600 20,093
Qingdao Haier Biomedical Co.,
Ltd., Class A 2,585 11,880
Qingdao Hanhe Cable Co.,
Ltd., Class A 16,600 21,186
ΩQingdao Port International
Co., Ltd., Class H 45,000 43,944
Qingdao Rural Commercial
Bank Corp., Class A 29,300 13,037
Qingdao Sentury Tire Co.,
Ltd., Class A 8,900 22,379
Qingdao TGOOD Electric Co.,
Ltd., Class A 2,800 12,090
*Qinghai Salt Lake Industry
Co., Ltd., Class A 15,100 86,834
Queclink Wireless Solutions
Co., Ltd., Class A 300 644
Quectel Wireless Solutions
Co., Ltd., Class A 3,300 34,921
*Qunabox Group, Ltd. 12,600 24,030
*Quzhou DFP New Material
Group Co., Ltd. 6,400 4,253
Rainbow Digital Commercial
Co., Ltd., Class A 11,900 9,597
Rayhoo Motor Dies Co., Ltd. 200 878
Raytron Technology Co., Ltd.,
Class A 1,680 35,902
Renhe Pharmacy Co., Ltd.,
Class A 4,300 3,581
Richinfo Technology Co., Ltd.,
Class A 500 1,653
*Risen Energy Co., Ltd., Class
A 5,700 14,800
Riyue Heavy Industry Co.,
Ltd., Class A 3,600 6,718
Rizhao Port Co., Ltd., Class A 11,200 4,852

69
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
#*RoboSense Technology
Co., Ltd. 3,900 $ 16,578
Rockchip Electronics Co., Ltd.,
Class A 1,500 40,155
Rongsheng Petrochemical
Co., Ltd., Class A 9,400 19,193
*Roshow Technology Co., Ltd.,
Class A 5,700 6,416
Ruida Futures Co., Ltd., Class
A 7,800 28,267
*Ruyi Film Entertainment Co.,
Ltd., Class A 15,600 23,084
Sai Micro Electronics, Inc.,
Class A 1,000 6,706
Sanan Optoelectronics Co.,
Ltd., Class A 3,200 6,402
Sangfor Technologies, Inc.,
Class A 300 5,145
Sanjiang Shopping Club Co.,
Ltd., Class A 2,200 4,392
Sanquan Food Co., Ltd., Class
A 5,200 10,944
Sany Heavy Equipment
International Holdings Co., Ltd. 176,000 242,418
Sany Heavy Industry Co., Ltd.,
Class A 17,200 51,230
Satellite Chemical Co., Ltd.,
Class A 11,900 51,555
SDIC Capital Co., Ltd., Class A 12,200 11,982
Sealand Securities Co., Ltd.,
Class A 20,400 11,675
#*Seazen Group, Ltd. 396,000 112,222
*Seazen Holdings Co., Ltd.,
Class A 4,900 10,600
Seres Group Co., Ltd., Class A 5,600 72,742
SF Holding Co., Ltd. 27,200 122,914
SF Holding Co., Ltd., Class A 18,200 98,827
SG Micro Corp., Class A 2,000 26,913
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 37,800 21,632
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 45,900 23,379
ShaanXi Provincial Natural
Gas Co., Ltd., Class A 15,300 17,758
Shandong Bohui Paper
Industrial Co., Ltd., Class A 14,400 13,383
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 5,600 13,344
ΩShandong Gold Mining Co.,
Ltd., Class H 103,500 374,694
*Shandong Haihua Co., Ltd.,
Class A 5,900 5,138
Shandong Head Group Co.,
Ltd., Class A 2,000 7,828
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 4,400 56,317
Shares Value †
CHINA — (Continued)
Shandong Hi-speed Co., Ltd.,
Class A 2,600 $ 4,072
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 13,700 11,109
Shandong Humon Smelting
Co., Ltd., Class A 13,300 32,333
Shandong Jinjing Science &
Technology Co., Ltd., Class A 10,200 8,748
Shandong Lukang Pharma 8,600 10,246
Shandong Pharmaceutical
Glass Co., Ltd., Class A 4,800 13,095
Shandong Publishing & Media
Co., Ltd., Class A 5,900 6,442
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 4,500 55,819
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 355,600 156,153
Shandong WIT Dyne Health
Co., Ltd., Class A 3,200 13,564
Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 4,000 3,161
Shanghai AtHub Co., Ltd.,
Class A 9,017 48,712
Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 9,100 25,386
Shanghai Baolong Automotive
Corp., Class A 1,700 8,420
Shanghai Baosteel Packaging
Co., Ltd., Class A 48,700 36,709
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 1,181 24,507
Shanghai Chicmax Cosmetic
Co., Ltd., Class H 5,500 32,998
Shanghai Construction Group
Co., Ltd., Class A 166,300 65,718
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 338 541
*Shanghai Electric Group Co.,
Ltd., Class H 302,000 149,964
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class A 200 285
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 24,000 58,547
Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 14,000 69,448
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 700 6,050
Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 1,120 4,067
Shanghai Gentech Co., Ltd. 238 1,138

70
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 3,900 $ 15,760
Ω*Shanghai Henlius Biotech,
Inc., Class H 10,200 97,915
Shanghai Huace Navigation
Technology, Ltd., Class A 7,420 34,416
Shanghai Huayi Group Co.,
Ltd., Class A 24,900 39,651
*Shanghai Industrial Urban
Development Group, Ltd. 6,000 211
*Shanghai INT Medical
Instruments Co., Ltd., Class H 3,000 15,081
Shanghai Jahwa United Co.,
Ltd., Class A 2,900 8,561
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 2,400 8,978
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 5,100 7,703
Shanghai Liangxin Electrical
Co., Ltd., Class A 5,900 9,991
Shanghai Lingang Holdings
Corp., Ltd., Class A 24,800 32,596
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 900 1,084
Shanghai M&G Stationery,
Inc., Class A 11,000 39,509
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 3,400 12,018
*Shanghai Medicilon, Inc.,
Class A 400 3,704
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 202 3,025
*Shanghai Milkground Food
Tech Co., Ltd., Class A 700 2,119
Shanghai Moons' Electric Co.,
Ltd., Class A 100 869
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 117,800 176,841
Shanghai Pret Composites
Co., Ltd., Class A 8,000 17,130
Shanghai Pudong Construction
Co., Ltd., Class A 6,600 6,810
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 78,000 105,829
Shanghai Putailai New Energy
Technology Group Co., Ltd. 2,700 14,333
Shanghai RAAS Blood
Products Co., Ltd., Class A 36,700 29,866
Shanghai Runda Medical
Technology Co., Ltd., Class A 12,100 23,784
Shanghai Rural Commercial
Bank Co., Ltd., Class A 26,300 34,567
Shanghai Shibei Hi-Tech Co.,
Ltd., Class A 22,200 15,694
Shares Value †
CHINA — (Continued)
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 18,400 $ 25,827
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 700 9,710
*Shanghai Stonehill
Technology Co., Ltd., Class A 16,300 20,541
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 200 374
Shanghai Tunnel Engineering
Co., Ltd., Class A 15,200 13,215
Shanghai Vital Microtech Co.,
Ltd. 11,600 46,893
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 4,400 6,459
Shanghai Yaoji Technology
Co., Ltd., Class A 2,400 7,198
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 21,100 15,225
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 5,500 29,479
Shanghai Zhenhua Heavy
Industries Co., Ltd. 14,400 11,423
Shanghai Zhonggu Logistics
Co., Ltd., Class A 14,700 23,344
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 15,000 15,324
Shanjin International Gold Co.,
Ltd., Class A 15,200 57,954
Shannon Semiconductor
Technology Co., Ltd. 5,300 135,519
Shantui Construction
Machinery Co., Ltd., Class A 16,700 29,111
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 36,400 19,126
Shanxi Hi-speed Group Co.,
Ltd. 12,100 8,908
Shanxi Securities Co., Ltd.,
Class A 8,800 7,277
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 600 373
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 4,000 83,924
Sharetronic Data Technology
Co., Ltd. 4,312 163,901
Shede Spirits Co., Ltd., Class
A 4,100 26,554
Shengda Resources Co., Ltd.,
Class A 7,900 42,181
Shenghe Resources Holding
Co., Ltd., Class A 3,000 11,429
Shengyi Technology Co., Ltd.,
Class A 7,400 82,867
Shenma Industry Co., Ltd. 11,700 13,083
ΩShenwan Hongyuan Group
Co., Ltd., Class H 232,000 82,627

71
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 980 $ 9,962
Shenzhen Absen
Optoelectronic Co., Ltd. 2,200 5,271
Shenzhen Agricultural Power
Group Co., Ltd., Class A 600 648
Shenzhen Airport Co., Ltd.,
Class A 8,400 8,766
Shenzhen Aisidi Co., Ltd.,
Class A 16,300 32,851
Shenzhen Bingchuan Network
Co., Ltd. 1,200 4,674
Shenzhen Capchem
Technology Co., Ltd., Class A 5,700 57,648
Shenzhen Cereals Holdings
Co., Ltd., Class A 4,000 4,502
Shenzhen Click Technology
Co., Ltd., Class A 900 2,544
*Shenzhen Clou Electronics
Co., Ltd., Class A 800 814
Shenzhen Comix Group Co.,
Ltd., Class A 6,800 6,867
Shenzhen Das Intellitech Co.,
Ltd., Class A 3,600 1,528
Shenzhen Desay Battery
Technology Co., Class A 2,470 10,498
*Shenzhen Dynanonic Co.,
Ltd., Class A 1,300 13,690
Shenzhen Envicool
Technology Co., Ltd., Class A 2,874 39,793
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 4,400 21,413
#Shenzhen Expressway Corp.,
Ltd., Class H 54,000 50,872
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 1,900 7,706
*Shenzhen Feima International
Supply Chain Co., Ltd., Class
A 34,600 15,091
Shenzhen FRD Science &
Technology Co., Ltd., Class A 2,500 13,074
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 9,100 9,816
Shenzhen Gas Corp., Ltd.,
Class A 31,200 31,646
*Shenzhen Gongjin Electronics
Co., Ltd., Class A 2,600 5,571
Shenzhen Goodix Technology
Co., Ltd., Class A 400 3,799
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 6,400 29,657
ΩShenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 14,000 8,650
Shenzhen Huaqiang Industry
Co., Ltd., Class A 5,100 27,559
Shenzhen Inovance
Technology Co., Ltd., Class A 4,000 40,162
Shares Value †
CHINA — (Continued)
#Shenzhen International
Holdings, Ltd. 293,608 $ 278,476
Shenzhen Investment Holdings
Bay Area Development Co.,
Ltd. 500 125
*Shenzhen Investment, Ltd. 342,000 35,799
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 600 755
Shenzhen JPT Opto-
Electronics Co., Ltd., Class A 349 18,185
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 1,900 2,472
Shenzhen Kaifa Technology
Co., Ltd., Class A 4,400 18,818
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 500 1,032
Shenzhen Kedali Industry Co.,
Ltd., Class A 2,100 58,537
*Shenzhen Kingdom Sci-Tech
Co., Ltd., Class A 7,400 14,817
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 4,300 9,277
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 2,500 17,033
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 15,100 23,162
Shenzhen Leaguer Co., Ltd.,
Class A 6,200 7,741
Shenzhen Megmeet Electrical
Co., Ltd., Class A 2,600 45,745
Shenzhen Microgate
Technology Co., Ltd., Class A 1,400 2,553
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 5,500 135,561
Shenzhen MTC Co., Ltd.,
Class A 47,700 77,145
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 5,500 38,841
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 11,100 4,094
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 22,400 7,410
Shenzhen Pagoda Industrial
Group Corp., Ltd., Class H 151,000 31,612
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 1,100 8,258
Shenzhen SC New Energy
Technology Corp., Class A 4,300 58,681
Shenzhen SED Industry Co.,
Ltd., Class A 3,600 9,137
Shenzhen SEG Co., Ltd.,
Class A 200 240
Shenzhen Senior Technology
Material Co., Ltd., Class A 7,200 17,314

72
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Shenzhen Sinexcel Electric
Co., Ltd. 400 $ 2,721
Shenzhen Sunlord Electronics
Co., Ltd., Class A 3,000 14,907
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 300 1,357
Shenzhen Sunway
Communication Co., Ltd.,
Class A 5,200 69,487
Shenzhen Tagen Group Co.,
Ltd., Class A 8,300 4,276
Shenzhen Topband Co., Ltd.,
Class A 12,100 18,967
Shenzhen Transsion Holdings
Co., Ltd., Class A 9,633 81,422
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 6,600 21,967
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 2,700 1,790
Shenzhen Yinghe Technology
Co., Ltd., Class A 7,900 33,520
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 7,500 41,538
*Shenzhen Zhenye Group Co.,
Ltd., Class A 2,200 3,123
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 47,400 46,829
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 2,400 6,042
Shinva Medical Instrument
Co., Ltd., Class A 2,940 5,917
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 1,800 1,602
Shui On Land, Ltd. 425,500 28,788
*Siasun Robot & Automation
Co., Ltd., Class A 2,600 5,701
Sichuan Changhong Electric
Co., Ltd., Class A 500 640
*Sichuan Chengfei Integration
Technology Corp., Class A 600 2,592
Sichuan Chuantou Energy Co.,
Ltd., Class A 13,800 30,923
Sichuan Development Lomon
Co., Ltd., Class A 21,100 33,816
Sichuan Expressway Co., Ltd.,
Class H 68,000 51,041
*Sichuan Haite High-tech Co.,
Ltd., Class A 3,700 6,823
*Sichuan Hebang
Biotechnology Co., Ltd., Class
A 3,800 1,646
*Sichuan Hongda Co., Ltd. 800 2,124
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 400 921
*Sichuan Kelun-Biotech
Biopharmaceutical Co., Ltd.,
Class H 200 11,984
Shares Value †
CHINA — (Continued)
*Sichuan Lutianhua Co., Ltd.,
Class A 600 $ 428
Sichuan New Energy Power
Co., Ltd., Class A 18,300 46,658
Sichuan Road and Bridge
Group Co., Ltd., Class A 27,860 33,396
Sichuan Swellfun Co., Ltd.,
Class A 4,900 23,315
Sichuan Teway Food Group
Co., Ltd., Class A 13,200 33,095
Sichuan Yahua Industrial
Group Co., Ltd., Class A 6,000 26,934
ΩSimcere Pharmaceutical
Group, Ltd. 119,000 179,858
Sineng Electric Co., Ltd., Class
A 1,720 9,523
Sinocare, Inc., Class A 8,700 21,176
Sinofert Holdings, Ltd. 218,000 43,412
Sinolink Securities Co., Ltd.,
Class A 16,100 21,137
Sinoma International
Engineering Co., Class A 15,700 21,439
Sinoma Science & Technology
Co., Ltd., Class A 2,600 20,995
Sinomach Automobile Co.,
Ltd., Class A 8,000 7,107
Sinomach Precision Industry
Group Co., Ltd. 100 764
Sinomine Resource Group
Co., Ltd., Class A 2,200 29,234
Sinopec Engineering Group
Co., Ltd., Class H 235,000 188,690
*Sinopec Oilfield Equipment
Corp., Class A 12,600 13,407
#*Sinopec Oilfield Service
Corp., Class H 448,000 46,895
Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 216,000 35,845
Sinopharm Group Co., Ltd.,
Class H 278,000 655,454
Sino-Platinum Metals Co., Ltd.,
Class A 2,260 6,645
Sinoseal Holding Co., Ltd.,
Class A 2,200 10,935
Sinosoft Co., Ltd., Class A 7,760 18,672
Sinosteel Engineering &
Technology Co., Ltd., Class A 5,900 5,613
Sinosteel New Materials Co.,
Ltd., Class A 2,200 3,107
Sinotrans, Ltd., Class H 240,000 156,247
Sinotruk Jinan Truck Co., Ltd.,
Class A 12,800 40,935
Sirio Pharma Co., Ltd., Class A 2,229 6,362
Skshu Paint Co., Ltd., Class A 5,152 32,176
Skyworth Digital Co., Ltd.,
Class A 18,200 33,804
*Skyworth Group, Ltd. 110,000 87,902
Sleemon Healthy Sleep
Technology Co., Ltd., Class A 2,100 3,172

73
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Songcheng Performance
Development Co., Ltd., Class
A 19,300 $ 21,751
Sonoscape Medical Corp.,
Class A 1,000 3,564
SooChow Securities Co., Ltd.,
Class A 9,400 11,062
Southern Publishing & Media
Co., Ltd. 3,500 6,403
Southwest Securities Co., Ltd.,
Class A 16,800 10,426
*SPIC Hydropower Co., Ltd.,
Class A 15,500 34,755
Stanley Agricultural Group Co.,
Ltd., Class A 3,900 6,245
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 18,800 16,014
StarPower Semiconductor,
Ltd., Class A 1,260 19,165
State Grid Information &
Communication Co., Ltd.,
Class A 11,800 29,602
State Grid Yingda Co., Ltd.,
Class A 25,100 21,748
STO Express Co., Ltd., Class
A 21,100 50,493
Sumavision Technologies Co.,
Ltd., Class A 400 325
Sumec Corp., Ltd., Class A 24,300 43,462
#Sun Art Retail Group, Ltd. 227,000 42,307
*Sun King Technology Group,
Ltd. 78,000 16,130
Sungrow Power Supply Co.,
Ltd., Class A 9,600 193,072
Suning Universal Co., Ltd.,
Class A 14,900 4,776
Sunny Optical Technology
Group Co., Ltd. 80,400 653,771
Sunresin New Materials Co.,
Ltd., Class A 1,350 12,596
Sunrise Group Co., Ltd., Class
A 13,900 15,055
#*Sunshine Lake Pharma Co.,
Ltd., Class H 3,532 18,540
Suntak Technology Co., Ltd.,
Class A 7,900 16,072
Sunward Intelligent Equipment
Co., Ltd., Class A 7,000 10,163
Sunwoda Electronic Co., Ltd.,
Class A 5,800 23,285
Suofeiya Home Collection Co.,
Ltd., Class A 2,000 3,510
SUPCON Technology Co.,
Ltd., Class A 3,472 40,293
Suzhou Anjie Technology Co.,
Ltd., Class A 5,600 13,524
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 9,600 262,371
Shares Value †
CHINA — (Continued)
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 16,300 $ 14,076
Suzhou Good-Ark Electronics
Co., Ltd., Class A 1,000 1,712
Suzhou Maxwell Technologies
Co., Ltd., Class A 2,300 80,415
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 12,300 14,672
Suzhou Secote Precision
Electronic Co., Ltd., Class A 700 5,515
Suzhou Sushi Testing Group
Co., Ltd., Class A 2,900 7,211
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 2,068 93,073
*SYoung Group Co., Ltd.,
Class A 2,300 8,638
T&S Communications Co.,
Ltd., Class A 100 1,989
Taiji Computer Corp., Ltd.,
Class A 2,200 5,551
TangShan Port Group Co.,
Ltd., Class A 17,700 12,046
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 12,000 13,629
*Tanwan, Inc. 12,200 23,750
Tasly Pharmaceutical Group
Co., Ltd., Class A 5,500 12,180
TCL Electronics Holdings, Ltd. 169,000 324,031
Telling Telecommunication
Holding Co., Ltd., Class A 17,700 30,310
Tencent Holdings, Ltd. 253,600 15,143,971
Tencent Music Entertainment
Group, ADR 58,520 536,628
Tencent Music Entertainment
Group, Class A 22,200 99,413
Tenfu Cayman Holdings Co.,
Ltd. 1,000 365
*Three Squirrels, Inc., Class A 1,000 2,841
Three's Co. Future Technology
Group Co., Ltd., Class A 1,435 9,884
Thunder Software Technology
Co., Ltd., Class A 800 7,483
Tian An China Investment Co.,
Ltd. 19,000 10,138
Tian Lun Gas Holdings, Ltd. 2,000 725
#Tiangong International Co.,
Ltd. 168,000 72,701
*Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
A 2,100 4,949
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 6,500 3,254
Tianjin Port Co., Ltd., Class A 21,700 15,055
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 1,100 2,898

74
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 43,200 $ 27,125
*Tianma Microelectronics Co.,
Ltd., Class A 29,800 33,235
#*Tianqi Lithium Corp. 21,200 179,830
Tianrun Industry Technology
Co., Ltd., Class A 4,900 8,054
Tianshan Aluminum Group
Co., Ltd., Class A 21,200 51,632
Tianshui Huatian Technology
Co., Ltd., Class A 13,700 26,288
Tibet Cheezheng Tibetan
Medicine Co., Ltd., Class A 1,300 4,327
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 5,770 34,169
Time Interconnect Technology,
Ltd. 59,000 155,601
*Tinergy Chemical Co., Ltd.,
Class A 25,500 17,094
Tingyi Cayman Islands Holding
Corp. 152,000 233,809
Titan Wind Energy Suzhou
Co., Ltd., Class A 25,200 44,334
Tofflon Science & Technology
Group Co., Ltd., Class A 10,400 19,971
*Toly Bread Co., Ltd., Class A 13,440 9,796
Tomson Group, Ltd. 40,357 12,210
Tongcheng Travel Holdings,
Ltd. 224,000 507,547
Tongguan Gold Group, Ltd. 230,000 83,676
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 8,100 10,942
Tongkun Group Co., Ltd.,
Class A 7,800 27,639
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 20,400 38,905
Tongling Nonferrous Metals
Group Co., Ltd., Class A 71,100 63,999
Tongyu Heavy Industry Co.,
Ltd., Class A 17,700 8,212
Topchoice Medical Corp.,
Class A 4,580 28,275
Topsec Technologies Group,
Inc., Class A 5,900 6,287
ΩTopsports International
Holdings, Ltd. 504,000 193,011
#*Towngas Smart Energy Co.,
Ltd. 136,852 61,667
*TPV Technology Co., Ltd.,
Class A 51,100 19,820
TravelSky Technology, Ltd.,
Class H 54,000 66,658
*Trip.com Group, Ltd. 59,650 3,181,333
#*Trip.com Group, Ltd.,
Sponsored ADR 5,650 306,287
Triumph Science &
Technology Co., Ltd., Class A 1,400 3,184
Shares Value †
CHINA — (Continued)
*Truking Technology, Ltd.,
Class A 1,100 $ 1,576
*Tsinghua Tongfang Co., Ltd.,
Class A 2,700 3,154
Tsingtao Brewery Co., Ltd.,
Class H 68,000 468,307
TSP Wind Power Group Co.,
Ltd., Class A 8,700 14,465
Ω#*Tuhu Car, Inc., Class A 21,700 36,925
Tungkong, Inc., Class A 1,400 2,090
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 1,400 15,843
Unilumin Group Co., Ltd.,
Class A 6,400 5,948
Uni-President China Holdings,
Ltd. 99,000 91,117
Unisplendour Corp., Ltd.,
Class A 13,700 64,145
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 8,100 44,813
*UTour Group Co., Ltd., Class
A 1,000 921
Valiant Co., Ltd., Class A 4,300 10,422
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 400 800
Vatti Corp., Ltd., Class A 2,400 2,069
*Vcanbio Cell & Gene
Engineering Corp, Ltd., Class
A 6,400 24,233
*Venustech Group, Inc., Class
A 2,000 4,572
*Verisilicon Microelectronics
Shanghai Co., Ltd. 763 31,367
Vipshop Holdings, Ltd.,
Sponsored ADR 50,831 731,458
Ω*Viva Biotech Holdings 80,500 17,264
Walvax Biotechnology Co.,
Ltd., Class A 13,300 25,306
Wangfujing Group Co., Ltd.,
Class A 11,400 20,640
Wangneng Environment Co.,
Ltd., Class A 4,900 12,543
Wangsu Science &
Technology Co., Ltd., Class A 6,600 15,456
Wanguo Gold Group, Ltd. 104,000 147,495
Wanhua Chemical Group Co.,
Ltd., Class A 5,400 70,769
Want Want China Holdings,
Ltd. 382,000 215,534
Wanxiang Qianchao Co., Ltd.,
Class A 12,600 29,673
Warom Technology, Inc. Co. 3,600 9,843
Wasion Holdings, Ltd. 76,000 263,108
Weichai Power Co., Ltd., Class
H 261,000 1,287,383
Weifu High-Technology Group
Co., Ltd., Class A 3,200 9,152

75
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Weihai Guangwei Composites
Co., Ltd., Class A 11,580 $ 55,931
Weilong Delicious Global
Holdings, Ltd. 65,800 79,880
Ω#*Weimob, Inc. 207,000 38,579
*Wellcell Holdings Co., Ltd. 3,200 1,279
Wellhope Foods Co., Ltd.,
Class A 900 923
Wenzhou Yihua Connector
Co., Ltd., Class A 300 2,522
Western Mining Co., Ltd.,
Class A 13,100 56,734
Western Region Gold Co.,
Ltd., Class A 7,700 36,729
Western Securities Co., Ltd.,
Class A 22,400 23,540
Western Superconducting
Technologies Co., Ltd., Class
A 4,656 44,104
Willfar Information Technology
Co., Ltd. 5,296 28,967
Winall Hi-Tech Seed Co., Ltd.,
Class A 1,274 1,581
Windey Energy Technology
Group Co., Ltd., Class A 260 617
*Wingtech Technology Co.,
Ltd., Class A 5,700 23,460
Winner Medical Co., Ltd.,
Class A 900 4,128
Winning Health Technology
Group Co., Ltd., Class A 16,600 20,992
Wolong Electric Group Co.,
Ltd., Class A 10,440 57,836
*World Union Group, Inc.,
Class A 14,900 6,804
Wuchan Zhongda Group Co.,
Ltd., Class A 25,100 18,809
Wuhan DR Laser Technology
Corp., Ltd., Class A 2,100 32,150
Wuhan East Lake High
Technology Group Co., Ltd. 9,600 12,618
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 400 646
*Wuhan Guide Infrared Co.,
Ltd., Class A 10,400 22,574
*Wuhan Jingce Electronic
Group Co., Ltd., Class A 100 2,123
*Wuhan P&S Information
Technology Co., Ltd., Class A 14,600 28,528
Wuhan Raycus Fiber Laser
Technologies Co., Ltd., Class
A 400 2,108
Wuhu Token Science Co.,
Ltd., Class A 16,400 15,722
Wuliangye Yibin Co., Ltd.,
Class A 15,100 214,554
WUS Printed Circuit Kunshan
Co., Ltd., Class A 4,300 64,553
ΩWuXi AppTec Co., Ltd.,
Class H 34,700 602,419
Shares Value †
CHINA — (Continued)
Wuxi Autowell Technology
Co., Ltd., Class A 3,674 $ 43,933
Ω*Wuxi Biologics Cayman, Inc. 283,500 1,195,703
Wuxi Boton Technology Co.,
Ltd., Class A 900 3,047
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 4,500 11,124
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 15,000 121,232
Wuxi NCE Power Co., Ltd.,
Class A 560 3,334
Wuxi Rural Commercial Bank
Co., Ltd. 11,100 9,309
Wuxi Taiji Industry, Ltd. Co.,
Class A 13,300 18,668
*WuXi XDC Cayman, Inc. 26,000 195,487
XCMG Construction Machinery
Co., Ltd., Class A 35,800 52,136
#XD, Inc. 26,200 208,697
XGD, Inc., Class A 1,400 4,533
Xiamen Amoytop Biotech Co.,
Ltd. 2,206 18,807
Xiamen Bank Co., Ltd., Class
A 15,200 17,175
Xiamen C & D, Inc., Class A 12,000 16,703
Xiamen Comfort Science &
Technology Group Co., Ltd.,
Class A 3,800 3,204
Xiamen Faratronic Co., Ltd.,
Class A 2,300 39,730
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 6,000 31,404
Xiamen International Airport
Co., Ltd., Class A 9,900 23,358
Xiamen Intretech, Inc., Class A 1,200 3,374
Xiamen ITG Group Corp., Ltd.,
Class A 44,200 40,044
Xiamen Jihong Technology
Co., Ltd., Class A 1,100 3,207
Xiamen Kingdomway Group
Co., Class A 3,400 7,569
Xiamen Port Development Co.,
Ltd., Class A 8,700 13,892
Xiamen Tungsten Co., Ltd.,
Class A 12,200 103,173
Xiamen Xiangyu Co., Ltd.,
Class A 52,900 55,979
Xi'An Shaangu Power Co.,
Ltd., Class A 10,700 14,377
Xi'an Triangle Defense Co.,
Ltd., Class A 300 1,309
Xiandai Investment Co., Ltd.,
Class A 9,300 5,744
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 9,600 17,381
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 3,800 8,493

76
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Ω*Xiaomi Corp., Class B 801,000 $ 2,967,292
Xinfengming Group Co., Ltd.,
Class A 14,500 39,304
Xingfa Aluminium Holdings,
Ltd., Class A 1,000 952
Xinhuanet Co., Ltd., Class A 1,300 3,823
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 100 203
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd. 10,800 13,610
*Xinjiang Zhongtai Chemical
Co., Ltd., Class A 14,800 14,990
*Xinxiang Chemical Fiber Co.,
Ltd., Class A 13,000 15,374
Xinyi Energy Holdings, Ltd. 423,979 64,405
*Xinzhi Group Co., Ltd., Class
A 300 883
Xizang Zhufeng Resources
Co., Ltd., Class A 11,200 45,211
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 1,000 2,576
#*XPeng, Inc., ADR 50 815
#*XPeng, Inc., Class A 65,300 508,479
Xtep International Holdings,
Ltd. 301,442 164,694
Xuji Electric Co., Ltd., Class A 5,600 20,646
ΩYadea Group Holdings, Ltd. 145,391 223,272
Yangling Metron New Material,
Inc., Class A 4,000 11,586
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 1,100 12,217
Yankershop Food Co., Ltd.,
Class A 1,640 14,095
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 1,200 3,399
Yantai China Pet Foods Co.,
Ltd., Class A 3,200 15,760
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 1,600 3,042
Yantai Eddie Precision
Machinery Co., Ltd., Class A 3,600 12,245
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 11,400 228,589
YanTai Shuangta Food Co.,
Ltd., Class A 3,100 2,069
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 1,800 3,483
#*Yeahka, Ltd. 36,800 29,266
Yealink Network Technology
Corp., Ltd., Class A 8,400 44,912
YGSOFT, Inc., Class A 4,640 4,265
*Yibin Tianyuan Group Co.,
Ltd., Class A 7,500 7,673
Yifan Pharmaceutical Co., Ltd.,
Class A 5,100 8,345
Yifeng Pharmacy Chain Co.,
Ltd., Class A 10,944 37,162
Shares Value †
CHINA — (Continued)
Yihai International Holding,
Ltd. 97,000 $ 203,565
Yixintang Pharmaceutical
Group Co., Ltd., Class A 6,900 12,806
Yizumi Holdings Co., Ltd.,
Class A 600 2,127
Yonfer Agricultural Technology
Co., Ltd., Class A 23,400 52,195
*Yonghui Superstores Co.,
Ltd., Class A 19,900 11,184
YongXing Special Materials
Technology Co., Ltd., Class A 600 7,661
*Yonyou Network Technology
Co., Ltd., Class A 1,300 2,222
Yotrio Group Co., Ltd., Class A 11,000 5,232
#*Youdao, Inc., ADR 3,731 43,802
Youngor Fashion Co., Ltd.,
Class A 9,300 10,467
Youngy Co., Ltd., Class A 800 12,789
*Youzu Interactive Co., Ltd.,
Class A 2,900 4,346
YTO Express Group Co., Ltd.,
Class A 20,600 64,824
#Yuexiu Property Co., Ltd. 263,000 129,926
Yuexiu Transport
Infrastructure, Ltd. 80,000 40,543
YUNDA Holding Group Co.,
Ltd., Class A 26,100 30,026
Yunnan Copper Co., Ltd.,
Class A 23,500 65,695
*Yunnan Energy New Material
Group Co., Ltd., Class A 1,100 13,355
Yunnan Tin Co., Ltd., Class A 18,000 92,867
Yusys Technologies Co., Ltd.,
Class A 200 570
Yutong Bus Co., Ltd., Class A 14,700 76,186
*Zai Lab, Ltd. 93,600 196,788
#*Zai Lab, Ltd., Sponsored
ADR 1,660 35,922
Zangge Mining Co., Ltd., Class
A 6,400 83,612
Zanyu Technology Group Co.,
Ltd. 2,700 5,050
ZBOM Home Collection Co.,
Ltd., Class A 700 895
ZCZL Industrial Technology
Group Co., Ltd., Class H 34,000 75,172
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 3,000 63,031
Zhaojin Mining Industry Co.,
Ltd., Class H 166,500 601,494
Zhe Jiang Li Zi Yuan Food
Co., Ltd., Class A 1,030 1,634
Zhefu Holding Group Co., Ltd.,
Class A 14,100 10,896
*Zhejiang Century Huatong
Group Co., Ltd., Class A 20,800 48,740
Zhejiang Cfmoto Power Co.,
Ltd., Class A 100 4,021

77
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Zhejiang Changsheng Sliding
Bearings Co., Ltd., Class A 2,100 $ 21,675
Zhejiang China Commodities
City Group Co., Ltd., Class A 19,100 37,041
Zhejiang Chint Electrics Co.,
Ltd., Class A 13,400 64,192
Zhejiang Communications
Technology Co., Ltd., Class A 38,040 21,658
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 18,200 11,934
Zhejiang Crystal-Optech Co.,
Ltd., Class A 3,300 15,939
Zhejiang Dahua Technology
Co., Ltd., Class A 14,700 39,782
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 17,400 33,413
Zhejiang Dingli Machinery Co.,
Ltd., Class A 2,200 17,749
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 4,500 7,693
Zhejiang Expressway Co.,
Ltd., Class H 182,600 180,881
*Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 2,100 4,011
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 1,900 2,478
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 28,200 27,158
Zhejiang Hailiang Co., Ltd.,
Class A 21,200 55,821
Zhejiang Hailide New Material
Co., Ltd., Class A 14,600 13,206
Zhejiang HangKe Technology,
Inc. Co., Class A 1,663 7,764
Zhejiang Hangmin Co., Ltd.,
Class A 6,700 6,982
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 300 278
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 8,000 13,255
Zhejiang Huace Film &
Television Co., Ltd., Class A 9,700 12,408
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 2,700 6,734
Zhejiang International Group
Co., Ltd. 8,700 13,498
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 24,000 28,699
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 1,100 4,650
Shares Value †
CHINA — (Continued)
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 5,700 $ 35,556
Zhejiang Jingu Co., Ltd., Class
A 1,000 1,822
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 6,900 14,926
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 6,100 13,580
Zhejiang Lante Optics Co., Ltd. 4,273 48,031
Zhejiang Longsheng Group
Co., Ltd., Class A 9,900 19,011
Zhejiang Medicine Co., Ltd.,
Class A 8,700 18,515
Zhejiang Meida Industrial Co.,
Ltd., Class A 4,000 4,678
*Zhejiang Narada Power
Source Co., Ltd., Class A 3,100 4,015
Zhejiang NHU Co., Ltd., Class
A 12,400 63,158
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 4,100 8,101
Zhejiang Runtu Co., Ltd.,
Class A 9,800 15,577
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 2,600 17,855
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 2,400 22,927
Zhejiang Semir Garment Co.,
Ltd., Class A 25,900 22,972
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 6,500 4,976
Zhejiang Songyuan
Automotive Safety Systems
Co., Ltd. 300 991
Zhejiang Southeast Space
Frame Co., Ltd., Class A 400 498
Zhejiang Sunoren Solar
Technology Co., Ltd. 3,900 5,554
Zhejiang Supor Co., Ltd.,
Class A 3,700 25,501
Zhejiang Taihua New Material
Group Co., Ltd., Class A 5,600 7,434
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 200 617
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 4,500 8,977
Zhejiang Wanliyang Co., Ltd.,
Class A 4,100 4,261
Zhejiang Wanma Co., Ltd.,
Class A 4,900 9,252
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 10,600 33,309
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 15,000 21,954

78
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHINA — (Continued)
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 14,900 $ 24,141
Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 2,400 8,922
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 6,400 8,215
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 1,400 2,559
Zhejiang Xinao Textiles, Inc. 3,400 4,334
Zhejiang Yasha Decoration
Co., Ltd., Class A 4,900 2,998
Zhejiang Yinlun Machinery
Co., Ltd., Class A 2,800 18,860
*Zhejiang Yongtai Technology
Co., Ltd., Class A 2,900 10,382
Zhende Medical Co., Ltd.,
Class A 100 1,351
Zheshang Development Group
Co., Ltd. 5,900 5,475
Zheshang Securities Co., Ltd.,
Class A 18,500 26,671
*Zhewen Interactive Group
Co., Ltd., Class A 3,400 4,971
Ω*ZhongAn Online P&C
Insurance Co., Ltd., Class H 194,300 290,938
*Zhongfu Straits Pingtan
Development Co., Ltd., Class
A 3,100 4,882
Zhongji Innolight Co., Ltd.,
Class A 17,780 2,231,494
Zhongjin Gold Corp., Ltd.,
Class A 19,300 73,332
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 800 3,941
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 10,500 14,415
Zhongsheng Group Holdings,
Ltd. 175,000 158,609
Zhongtai Securities Co., Ltd.,
Class A 28,000 24,671
*<Zhongtian Financial Group
Co., Ltd., Class A 2,200 –
Ω#Zhongyuan Bank Co., Ltd.,
Class H 230,000 9,689
ΩZhou Hei Ya International
Holdings Co., Ltd. 109,500 20,408
Zhuzhou CRRC Times Electric
Co., Ltd. 55,400 253,459
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 800 5,756
Zhuzhou Kibing Group Co.,
Ltd., Class A 24,900 23,069
*Zhuzhou Smelter Group Co.,
Ltd. 9,400 36,445
Zhuzhou Times New Material
Technology Co., Ltd., Class A 9,100 15,996
Shares Value †
CHINA — (Continued)
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 21,000 $ 20,224
ZJAMP Group Co., Ltd., Class
A 9,400 12,602
ΩZJLD Group, Inc. 7,600 7,926
ZJMI Environmental Energy
Co., Ltd., Class A 1,400 2,875
#Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 179,000 179,828
ZTO Express Cayman, Inc. 33,500 836,030
ZTO Express Cayman, Inc.,
Sponsored ADR 450 11,516
TOTAL CHINA 148,020,582
COLOMBIA — (0.2%)
Almacenes Exito SA 38,581 44,639
Banco de Bogota SA 3,185 33,307
Celsia SA 25,526 35,090
Grupo Cibest SA 8,966 186,334
Grupo Cibest SA, ADR 4,143 282,511
Grupo de Inversiones
Suramericana SA 4,284 60,495
Grupo Energia Bogota SA ESP 55,081 46,204
Interconexion Electrica SA
ESP 15,097 117,033
Mineros SA 17,147 64,242
Organizacion Terpel SA 7,845 38,209
Promigas SA ESP 34,402 59,895
TOTAL COLOMBIA 967,959
CZECHIA — (0.1%)
Komercni Banka A/S 3,634 193,472
ΩMoneta Money Bank A/S 18,642 164,129
TOTAL CZECHIA 357,601
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), GDR 45,969 114,233
TOTAL EGYPT 114,233
GREECE — (0.5%)
*Aktor SA Holding Company
Technical And Energy Projects 4,388 55,900
#Allwyn AG 11,438 162,350
Alpha Bank SA 112,087 447,044
Athens International Airport SA 4,998 56,929
Athens Water Supply &
Sewage Co. SA 2,489 30,015
Autohellas Tourist and Trading
SA 2,551 32,318
Avax SA 1,184 4,236
Bank of Greece 2,449 42,805
Cenergy Holdings SA 4,233 118,378
Ellaktor SA 1,366 2,109
ElvalHalcor SA 11,158 52,094
Eurobank SA 82,167 354,700
Fourlis Holdings SA 2,672 14,230
GEK TERNA SA 2,698 129,317
Hellenic Telecommunications
Organization SA 7,278 155,125

79
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
GREECE — (Continued)
HELLENiQ ENERGY Holdings
S.A. 11,369 $ 131,163
*Ideal Holdings SA 1,812 12,414
JUMBO SA 10,603 289,055
Kri-Kri Milk Industry SA 622 17,912
*LAMDA Development SA 7,884 55,952
Motor Oil Hellas Corinth
Refineries SA 10,722 477,942
National Bank of Greece SA 22,298 351,153
Optima bank SA 10,337 107,434
Piraeus Port Authority SA 762 33,743
Quest Holdings SA 3,744 30,743
Sarantis SA 1,971 33,063
Thrace Plastics Holding and
Co., Class A 88 423
TOTAL GREECE 3,198,547
HONG KONG — (0.0%)
Truly International Holdings,
Ltd. 142,000 18,127
TOTAL HONG KONG 18,127
HUNGARY — (0.2%)
*4iG Nyrt 334 2,493
ANY Security Printing Co. 1,493 35,455
Magyar Telekom
Telecommunications PLC 32,067 253,423
OTP Bank Nyrt 7,034 941,576
Richter Gedeon Nyrt 4,518 190,012
TOTAL HUNGARY 1,422,959
INDIA — (11.8%)
360 ONE WAM, Ltd. 20,035 218,401
3M India, Ltd. 270 94,728
Aarti Drugs, Ltd. 2,761 10,946
Aarti Industries, Ltd. 8,573 45,839
ABB India, Ltd. 2,969 226,162
Accelya Solutions India, Ltd. 69 842
Action Construction
Equipment, Ltd. 3,289 30,759
*Adani Green Energy, Ltd. 6,693 86,535
Adani Total Gas, Ltd. 13,722 91,761
ADF Foods, Ltd. 180 501
*Aditya Birla Lifestyle Brands,
Ltd. 21,820 23,628
Aditya Birla Sun Life Asset
Management Co., Ltd. 10,646 113,870
ΩAditya Vision, Ltd. 1,955 10,806
Advanced Enzyme
Technologies, Ltd. 3,979 14,576
*Advent Hotels International
Pvt, Ltd. 6 10
Aegis Logistics, Ltd. 12,586 92,949
*Affle 3i, Ltd. 964 14,440
Ahluwalia Contracts India, Ltd. 1,991 18,690
AIA Engineering, Ltd. 1,079 44,900
Ajanta Pharma, Ltd. 6,091 181,144
Alembic Pharmaceuticals, Ltd. 1,807 14,374
Alkem Laboratories, Ltd. 3,664 208,459
Amara Raja Energy & Mobility,
Ltd. 12,890 118,770
Shares Value †
INDIA — (Continued)
*Amber Enterprises India, Ltd. 1,463 $ 123,682
Anant Raj, Ltd. 7,455 38,244
Angel One, Ltd. 124,632 405,370
Anup Engineering, Ltd. (The) 362 7,865
Apar Industries, Ltd. 2,638 342,724
APL Apollo Tubes, Ltd. 26,790 537,698
Apollo Hospitals Enterprise,
Ltd. 3,227 259,636
Apollo Tyres, Ltd. 15,474 66,582
Arvind Fashions, Ltd. 18,146 84,723
Arvind SmartSpaces, Ltd. 72 469
Ashapura Minechem, Ltd. 11,342 75,439
Ashiana Housing, Ltd. 200 722
Ashok Leyland, Ltd. 480,874 821,218
*Ashoka Buildcon, Ltd. 21,285 30,106
Asian Paints, Ltd. 24,601 633,598
ΩAster DM Healthcare, Ltd. 1,747 12,904
Astra Microwave Products, Ltd. 4,006 47,491
Astral, Ltd. 5,489 88,465
AstraZeneca Pharma India,
Ltd. 558 48,284
Atul, Ltd. 271 19,465
ΩAU Small Finance Bank, Ltd. 9,524 101,944
AurionPro Solutions, Ltd. 1,646 15,086
Avantel, Ltd. 12,834 20,112
Avanti Feeds, Ltd. 6,904 100,432
Ω*Avenue Supermarts, Ltd. 4,012 193,846
*AvenuesAI, Ltd. 70,767 10,244
*AWL Agri Business, Ltd. 36,571 75,663
Axis Bank, Ltd. 49,943 667,371
*AXISCADES Technologies,
Ltd. 1,379 29,181
Bajaj Auto, Ltd. 2,853 300,408
*Bajaj Consumer Care, Ltd. 11,095 52,655
Bajaj Finserv, Ltd. 18,044 332,159
Balmer Lawrie & Co., Ltd. 5,387 10,670
Balrampur Chini Mills, Ltd. 22,529 123,678
Balu Forge Industries, Ltd. 2,274 12,971
Banco Products India, Ltd. 5,703 37,166
ΩBandhan Bank, Ltd. 153,116 322,191
Bank of India 59,036 86,999
Bank of Maharashtra 97,873 80,813
BASF India, Ltd. 1,488 57,096
Bayer CropScience, Ltd. India 2,115 106,160
BEML, Ltd. 3,930 74,783
Berger Paints India, Ltd. 27,848 138,809
*BF Utilities, Ltd. 2,747 16,176
Bhansali Engineering
Polymers, Ltd. 4,752 4,813
Bharat Electronics, Ltd. 221,042 1,004,443
Bharat Forge, Ltd. 5,006 99,241
Bharat Heavy Electricals, Ltd. 92,361 342,932
Bharat Petroleum Corp., Ltd. 120,528 381,532
Bharat Rasayan, Ltd. 32 467
Bharti Airtel, Ltd. 80,638 1,603,011
Biocon, Ltd. 41,448 157,056
Birlasoft, Ltd. 25,661 99,885
Black Box, Ltd. 6,433 43,350

80
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
INDIA — (Continued)
Bliss Gvs Pharma, Ltd. 4,229 $ 12,331
BLS International Services,
Ltd. 20,082 58,885
Blue Dart Express, Ltd. 519 29,887
Blue Star, Ltd. 12,441 233,448
Bombay Burmah Trading Co. 2,378 37,609
Bosch, Ltd. 440 166,865
Brigade Enterprises, Ltd. 3,294 27,417
*Brightcom Group, Ltd. 138,632 13,890
Britannia Industries, Ltd. 6,708 404,683
Campus Activewear, Ltd. 8,034 21,006
Canara Bank 48,185 68,358
*Capacit'e Infraprojects, Ltd. 5,003 13,305
Caplin Point Laboratories, Ltd. 1,083 19,500
Carborundum Universal, Ltd. 4,622 46,347
Care Ratings, Ltd. 745 13,111
*Cartrade Tech, Ltd. 5,292 90,514
Castrol India, Ltd. 74,321 144,721
CCL Products India, Ltd. 1,979 23,667
Ceat, Ltd. 1,994 72,379
Cello World, Ltd. 5,373 23,634
Cemindia Projects, Ltd. 10,303 88,496
Central Depository Services
India, Ltd. 13,047 174,851
Century Enka, Ltd. 32 142
Century Plyboards India, Ltd. 6,883 57,844
CG Power & Industrial
Solutions, Ltd. 43,190 370,111
Chalet Hotels, Ltd. 2,966 23,678
Chambal Fertilisers and
Chemicals, Ltd. 17,840 82,336
*Chemplast Sanmar, Ltd. 1,243 2,994
Chennai Petroleum Corp., Ltd. 7,129 84,751
*Choice International, Ltd. 5,845 40,857
CIE Automotive India, Ltd. 9,819 49,010
*Cigniti Technologies, Ltd. 3,421 42,610
ΩCochin Shipyard, Ltd. 10,730 195,961
Coforge, Ltd. 38,376 483,532
Colgate-Palmolive India, Ltd. 12,625 278,827
Computer Age Management
Services, Ltd. 27,801 216,342
Confidence Petroleum India,
Ltd. 2,354 1,355
Container Corp. of India, Ltd. 20,819 111,615
Coromandel International, Ltd. 18,366 383,463
Cosmo First, Ltd. 2,046 15,386
Craftsman Automation, Ltd. 1,345 108,945
CRISIL, Ltd. 1,610 72,748
Crompton Greaves Consumer
Electricals, Ltd. 61,075 175,258
Cummins India, Ltd. 13,813 766,430
Cyient, Ltd. 3,719 34,158
Ω*D P Abhushan, Ltd. 998 10,888
Dabur India, Ltd. 30,046 139,762
Data Patterns India, Ltd. 31 1,333
Datamatics Global Services,
Ltd. 278 2,146
DB Corp., Ltd. 368 840
Deep Industries, Ltd. 3,138 16,053
Shares Value †
INDIA — (Continued)
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 7,674 $ 102,298
Deepak Nitrite, Ltd. 4,166 76,237
*Delhivery, Ltd. 31,178 153,420
Dhanuka Agritech, Ltd. 3,194 36,332
ΩDilip Buildcon, Ltd. 3,194 15,641
Dixon Technologies India, Ltd. 4,292 504,949
Dodla Dairy, Ltd. 1,756 20,349
Dollar Industries, Ltd. 32 101
ΩDr. Lal PathLabs, Ltd. 9,182 132,264
Dr. Reddy's Laboratories, Ltd. 13,069 182,155
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 34,164 465,997
Dwarikesh Sugar Industries,
Ltd. 4,705 2,328
eClerx Services, Ltd. 8,348 125,686
Eicher Motors, Ltd. 8,443 632,377
*EID Parry India, Ltd. 15,626 138,951
Elecon Engineering Co., Ltd. 11,872 63,373
*Electronics Mart India, Ltd. 9,834 12,883
Elgi Equipments, Ltd. 20,662 120,493
Emami, Ltd. 25,394 118,925
Emcure Pharmaceuticals, Ltd. 289 5,116
ΩEndurance Technologies,
Ltd. 2,474 60,749
Engineers India, Ltd. 43,889 116,499
EPL, Ltd. 38,557 91,861
Ω*Equitas Small Finance
Bank, Ltd. 156,431 110,178
Ω*Eris Lifesciences, Ltd. 5,067 70,623
ESAB India, Ltd. 351 23,176
Escorts Kubota, Ltd. 2,470 84,358
*Eternal, Ltd. 176,004 458,082
*Ethos, Ltd. 553 13,994
*Eureka Forbes, Ltd. 14,435 75,837
FDC, Ltd. India 4,933 18,942
Federal Bank, Ltd. 94,054 284,351
Fine Organic Industries, Ltd. 926 45,153
Fineotex Chemical, Ltd. 42,850 10,375
Finolex Cables, Ltd. 4,923 51,378
Finolex Industries, Ltd. 10,500 19,121
Firstsource Solutions, Ltd. 38,782 87,416
Force Motors, Ltd. 790 165,668
Fortis Healthcare, Ltd. 31,231 303,693
*FSN E-Commerce Ventures,
Ltd. 146,998 410,048
G R Infraprojects, Ltd. 1,730 17,082
Gabriel India, Ltd. 6,721 72,624
Ganesh Housing, Ltd. 3,911 27,425
Garden Reach Shipbuilders &
Engineers, Ltd. 1,920 59,287
Garware Hi-Tech Films, Ltd. 1,096 46,178
Garware Technical Fibres, Ltd. 1,357 8,789
Gateway Distriparks, Ltd. 15,986 9,663
GE Vernova T&D India, Ltd. 13,684 643,905
Genus Power Infrastructures,
Ltd. 6,295 20,696
*Genus Prime Infra, Ltd. 1,049 298
Gillette India, Ltd. 774 64,859

81
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
INDIA — (Continued)
ΩGland Pharma, Ltd. 2,052 $ 37,852
GlaxoSmithKline
Pharmaceuticals, Ltd. 5,359 131,917
Glenmark Pharmaceuticals,
Ltd. 16,651 422,144
Global Health, Ltd. India 8,160 96,053
Globus Spirits, Ltd. 938 10,935
GMM Pfaudler, Ltd. 1,257 11,993
*GMR Airports, Ltd. 217,916 221,397
Godrej Consumer Products,
Ltd. 19,856 223,238
*Godrej Properties, Ltd. 9,540 184,460
*Gokaldas Exports, Ltd. 3,834 28,426
*Gokul Agro Resources, Ltd. 10,994 26,967
Goldiam International, Ltd. 3,204 12,730
Goodluck India, Ltd. 1,540 20,357
Granules India, Ltd. 11,196 82,536
Gravita India, Ltd. 2,396 41,148
Greaves Cotton, Ltd. 7,662 13,334
Greenlam Industries, Ltd. 4,280 10,186
Greenply Industries, Ltd. 8,401 23,664
Grindwell Norton, Ltd. 1,559 25,885
Gujarat Gas, Ltd. 16,075 64,367
Gujarat Pipavav Port, Ltd. 43,209 71,041
Gujarat State Petronet, Ltd. 29,778 89,475
Gulf Oil Lubricants India, Ltd. 2,895 29,992
Hatsun Agro Product, Ltd. 3,527 35,802
Havells India, Ltd. 15,839 207,029
HBL Engineering, Ltd. 8,259 69,482
HCL Technologies, Ltd. 45,662 576,874
ΩHDFC Asset Management
Co., Ltd. 17,078 488,083
ΩHDFC Life Insurance Co.,
Ltd. 28,600 176,848
*HealthCare Global
Enterprises, Ltd. 131 790
Heritage Foods, Ltd. 11,595 43,753
Hero MotoCorp, Ltd. 12,275 659,443
HFCL, Ltd. 67,725 82,792
Himadri Speciality Chemical,
Ltd. 14,656 93,845
Himatsingka Seide, Ltd. 10,825 10,127
Hindustan Aeronautics, Ltd. 8,613 393,727
Hindustan Copper, Ltd. 19,188 108,127
*Hindustan Foods, Ltd. 3,663 19,024
Hindustan Petroleum Corp.,
Ltd. 135,340 534,081
Hindustan Unilever, Ltd. 35,891 851,163
*Hindware Home Innovation,
Ltd. 2,541 5,831
Hitachi Energy India, Ltd. 1,186 419,226
Honda India Power Products,
Ltd. 12 292
*Hubtown, Ltd. 6,686 14,287
Huhtamaki India, Ltd. 124 234
Hyundai Motor India, Ltd. 3,032 58,063
ICICI Bank, Ltd. 32,180 428,349
ICICI Bank, Ltd., Sponsored
ADR 93,051 2,474,226
Shares Value †
INDIA — (Continued)
ΩICICI Lombard General
Insurance Co., Ltd. 13,661 $ 253,779
ΩICICI Prudential Life
Insurance Co., Ltd. 19,240 104,163
IDFC First Bank, Ltd. 263,827 193,575
*IFB Industries, Ltd. 1,019 12,270
IIFL Capital Services, Ltd. 15,529 51,101
ΩIndiaMart InterMesh, Ltd. 5,721 126,796
ΩIndian Energy Exchange,
Ltd. 49,550 65,356
Indian Railway Catering &
Tourism Corp., Ltd. 11,316 64,327
Indraprastha Gas, Ltd. 31,598 55,270
Indraprastha Medical Corp.,
Ltd. 7,186 30,440
*IndusInd Bank, Ltd. 10,058 97,074
Info Edge India, Ltd. 33,357 341,904
Infosys, Ltd. 111,037 1,382,556
#Infosys, Ltd., Sponsored ADR 131,871 1,643,113
Ingersoll Rand India, Ltd. 498 23,179
*Inox Green Energy Services,
Ltd. 7,442 14,171
INOX India, Ltd. 3,771 57,888
*Inox Wind, Ltd. 29,098 30,949
Insecticides India, Ltd. 1,074 7,937
Intellect Design Arena, Ltd. 10,110 79,393
IOL Chemicals and
Pharmaceuticals, Ltd. 3,620 3,597
ION Exchange India, Ltd. 1,881 7,856
IRB Infrastructure Developers,
Ltd. 354,202 80,384
ΩIRCON International, Ltd. 54,468 87,343
ISGEC Heavy Engineering,
Ltd. 2,696 30,931
*ITC Hotels, Ltd. 25,503 43,145
J Kumar Infraprojects, Ltd. 5,547 30,384
Jammu & Kashmir Bank, Ltd.
(The) 66,191 89,976
Jamna Auto Industries, Ltd. 42,014 53,809
Jash Engineering, Ltd. 1,553 6,852
JB Chemicals &
Pharmaceuticals, Ltd. 7,325 157,700
JBM Auto, Ltd. 3,802 25,242
Jindal Saw, Ltd. 25,944 60,887
Jindal Stainless, Ltd. 19,043 153,967
JK Paper, Ltd. 5,870 22,280
JK Tyre & Industries, Ltd. 7,566 32,372
JSW Dulux, Ltd. 1,829 56,860
JTEKT India, Ltd. 3,543 5,081
Jubilant Pharmova, Ltd. 7,309 71,354
Jupiter Wagons, Ltd. 7,389 22,088
Jyothy Labs, Ltd. 10,157 28,427
Kalpataru Projects
International, Ltd. 9,603 126,500
Kalyan Jewellers India, Ltd. 42,517 184,893
Kansai Nerolac Paints, Ltd. 22,852 47,477
Karnataka Bank, Ltd. (The) 57,888 163,826
Kaveri Seed Co., Ltd. 2,570 26,139
KEC International, Ltd. 10,129 59,837

82
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
INDIA — (Continued)
KEI Industries, Ltd. 8,197 $ 419,506
*Kellton Tech Solutions, Ltd. 34,685 5,642
*Kiri Industries, Ltd. 10,695 46,340
Kirloskar Brothers, Ltd. 2,814 51,288
Kirloskar Oil Engines, Ltd. 14,715 263,281
Kirloskar Pneumatic Co., Ltd. 2,933 46,455
*Knowledge Marine &
Engineering Works, Ltd. 137 2,554
*Kolte-Patil Developers, Ltd. 2,174 8,787
Kotak Mahindra Bank, Ltd. 126,708 511,698
KPIT Technologies, Ltd. 18,631 148,997
KRBL, Ltd. 9,885 38,237
Ω*Krishna Institute of Medical
Sciences, Ltd. 22,745 159,767
Krsnaa Diagnostics, Ltd. 84 521
KSB, Ltd. 8,020 82,690
*Latent View Analytics, Ltd.,
Class H 2,559 7,882
Laxmi Organic Industries, Ltd. 244 371
LG Balakrishnan & Bros, Ltd. 1,178 21,839
Lloyds Engineering Works, Ltd. 14,476 8,811
Lloyds Metals & Energy, Ltd. 10,301 191,491
ΩLodha Developers, Ltd. 19,385 183,385
LT Foods, Ltd. 21,973 99,697
Lumax Auto Technologies, Ltd. 4,032 68,878
Lupin, Ltd. 13,592 330,113
Mahanagar Gas, Ltd. 5,465 65,389
Maharashtra Seamless, Ltd. 5,483 36,972
Mahindra & Mahindra, Ltd. 47,849 1,561,547
Mahindra Lifespace
Developers, Ltd. 9,902 35,523
ΩMahindra Logistics, Ltd. 6,712 28,534
*Man Industries India, Ltd. 2,116 11,741
Man Infraconstruction, Ltd. 11,394 14,448
Mangalore Refinery &
Petrochemicals, Ltd. 20,404 36,019
Mankind Pharma, Ltd. 6,308 149,316
Manorama Industries, Ltd. 1,443 22,942
Marico, Ltd. 90,548 739,352
Marksans Pharma, Ltd. 18,048 35,108
Maruti Suzuki India, Ltd. 3,134 439,621
Mastek, Ltd. 1,747 31,184
*Max Estates, Ltd. 4,742 19,550
*Max Financial Services, Ltd. 14,417 240,861
Max Healthcare Institute, Ltd. 30,440 318,483
Mayur Uniquoters, Ltd. 2,012 11,643
Mazagon Dock Shipbuilders,
Ltd. 4,061 116,943
*Medplus Health Services, Ltd. 9,540 87,662
Metro Brands, Ltd. 808 8,708
ΩMetropolis Healthcare, Ltd. 13,272 66,630
Minda Corp., Ltd. 7,130 39,070
MOIL, Ltd. 10,005 32,772
Monte Carlo Fashions, Ltd. 28 166
Motherson Sumi Wiring India,
Ltd. 362,041 154,637
Motilal Oswal Financial
Services, Ltd. 1,923 16,213
Mphasis, Ltd. 15,211 364,867
Shares Value †
INDIA — (Continued)
Mrs Bectors Food Specialities,
Ltd. 3,083 $ 6,373
Narayana Hrudayalaya, Ltd. 10,637 197,983
Natco Pharma, Ltd. 2,798 32,302
Navin Fluorine International,
Ltd. 308 22,135
Navneet Education, Ltd. 6,611 10,111
*Nazara Technologies, Ltd. 28,928 80,328
NBCC India, Ltd. 127,151 122,779
NELCO, Ltd. 664 4,923
Neogen Chemicals, Ltd. 628 10,835
Netweb Technologies India,
Ltd. 2,175 93,147
Newgen Software
Technologies, Ltd. 6,766 36,053
NHPC, Ltd. 373,843 327,705
NIIT Learning Systems, Ltd. 9,176 30,231
Nilkamal, Ltd. 230 3,147
ΩNippon Life India Asset
Management, Ltd. 22,314 237,437
NRB Bearings, Ltd. 208 622
Nucleus Software Exports, Ltd. 768 6,498
Oberoi Realty, Ltd. 9,102 160,111
Olectra Greentech, Ltd. 2,496 32,756
*One 97 Communications, Ltd. 33,202 383,324
*Onesource Specialty Pharma,
Ltd. 1,279 23,422
Oracle Financial Services
Software, Ltd. 3,561 364,922
Page Industries, Ltd. 633 245,327
Panama Petrochem, Ltd. 2,588 7,630
ΩParadeep Phosphates, Ltd. 21,757 29,561
*Patel Engineering, Ltd. 54,059 16,164
*PC Jeweller, Ltd. 340,258 33,591
PCBL CHEMICAL, Ltd. 8,386 25,674
PDS, Ltd. 1,751 5,125
Pearl Global Industries, Ltd. 1,764 28,543
Persistent Systems, Ltd. 15,543 786,044
Petronet LNG, Ltd. 155,101 452,260
Phoenix Mills, Ltd. (The) 11,624 216,158
PI Industries, Ltd. 8,713 280,428
*Piccadily Agro Industries, Ltd. 2,035 13,020
Pidilite Industries, Ltd. 25,858 374,791
Piramal Pharma, Ltd. 30,712 52,378
Pitti Engineering, Ltd. 1,321 13,608
PNC Infratech, Ltd. 6,444 14,520
Pokarna, Ltd. 1,786 16,393
Poly Medicure, Ltd. 813 12,952
Polycab India, Ltd. 4,658 398,032
Pondy Oxides & Chemicals,
Ltd. 2,446 35,507
Power Grid Corp. of India, Ltd. 171,030 573,651
Power Mech Projects, Ltd. 1,765 46,151
Praj Industries, Ltd. 19,315 83,099
ΩPrataap Snacks, Ltd. 16 168
Prestige Estates Projects, Ltd. 8,875 132,255
Pricol, Ltd. 14,864 89,696
Privi Speciality Chemicals, Ltd. 890 31,507
Procter & Gamble Health, Ltd. 1,173 64,474

83
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
INDIA — (Continued)
Procter & Gamble Hygiene &
Health Care, Ltd. 81 $ 8,659
*PSP Projects, Ltd. 85 705
Punjab National Bank 12,966 14,940
ΩQuess Corp., Ltd. 12,010 25,014
R Systems International, Ltd. 8,265 22,914
Radico Khaitan, Ltd. 3,019 108,881
Rail Vikas Nigam, Ltd. 25,134 78,820
Railtel Corp. of India, Ltd. 14,291 48,716
Rallis India, Ltd. 8,004 22,424
Ramkrishna Forgings, Ltd. 9,059 57,104
*Ramky Infrastructure, Ltd. 2,178 11,562
Rane Holdings, Ltd. 32 379
Rashi Peripherals, Ltd. 2,790 13,470
*Rategain Travel
Technologies, Ltd., Class A 7,708 48,938
Ratnamani Metals & Tubes,
Ltd. 2,213 61,671
*Raymond Lifestyle, Ltd. 1,481 12,392
*Raymond Realty, Ltd. 2,608 12,226
*Raymond, Ltd. 2,608 12,799
ΩRBL Bank, Ltd. 49,003 173,757
Redington, Ltd. 126,211 287,052
Redtape, Ltd. 38,748 52,451
*Religare Enterprises, Ltd. 12,995 30,346
Rhi Magnesita India, Ltd. 6,048 25,737
RITES, Ltd. 13,025 30,041
Rossari Biotech, Ltd. 1,339 6,757
*RPSG Ventures, Ltd. 1,402 12,519
Safari Industries India, Ltd. 1,618 24,079
Saksoft, Ltd. 9,266 13,682
Samvardhana Motherson
International, Ltd. 314,437 401,553
Sanghvi Movers, Ltd. 3,304 11,136
*Sanofi Consumer Healthcare
India, Ltd. 358 17,969
ΩSansera Engineering, Ltd. 2,071 54,846
Saregama India, Ltd. 7,360 26,664
Sasken Technologies, Ltd. 24 331
Savita Oil Technologies, Ltd. 2,513 9,582
SBI Cards & Payment
Services, Ltd. 25,465 172,756
ΩSBI Life Insurance Co., Ltd. 30,796 590,198
Schaeffler India, Ltd. 2,298 99,867
*Schneider Electric
Infrastructure, Ltd. 3,437 45,037
*SEAMEC, Ltd. 915 15,350
Senco Gold, Ltd. 5,844 19,278
*SEPC, Ltd. 117,188 10,013
ΩSH Kelkar & Co., Ltd. 8,474 13,046
Shaily Engineering Plastics,
Ltd. 2,456 65,534
*Shankara Buildpro, Ltd. 1,418 16,539
Shanthi Gears, Ltd. 24 122
Sharda Cropchem, Ltd. 4,174 47,176
*Sheela Foam, Ltd. 4,240 22,740
Shilpa Medicare, Ltd. 8,528 36,538
Shivalik Bimetal Controls, Ltd. 7,785 48,844
Siemens Energy India, Ltd. 1,883 65,048
Shares Value †
INDIA — (Continued)
*Siemens, Ltd. 1,883 $ 75,551
SIS, Ltd. 2,686 10,059
SJS Enterprises, Ltd. 3,363 64,090
SJVN, Ltd. 69,589 57,907
*SKF India Industrial, Ltd. 2,232 51,651
SKF India, Ltd. 2,232 40,330
Skipper, Ltd. 4,541 22,891
Sobha, Ltd. 4,182 63,157
Somany Ceramics, Ltd. 36 176
ΩSONA BLW Precision
Forgings, Ltd. 6,621 42,361
Sonata Software, Ltd. 15,287 41,076
SRF, Ltd. 10,284 272,893
*Star Health & Allied Insurance
Co., Ltd. 13,534 74,954
State Bank of India 10,213 114,968
State Bank of India, Class A,
GDR 1,707 194,939
*STL Networks, Ltd. 9,600 2,808
Strides Pharma Science, Ltd. 9,654 105,456
*Stylam Industries, Ltd. 16 377
Styrenix Performance
Materials, Ltd. 496 11,815
Subros, Ltd. 1,121 9,195
Sudarshan Chemical
Industries, Ltd. 1,272 12,254
Sumitomo Chemical India, Ltd. 7,640 33,739
Sun Pharmaceutical Industries,
Ltd. 21,814 415,601
Sun TV Network, Ltd. 11,553 73,714
Suprajit Engineering, Ltd. 4,426 19,359
Supreme Industries, Ltd. 6,641 253,469
Supreme Petrochem, Ltd. 12,040 96,065
Supriya Lifescience, Ltd. 2,571 18,823
Surya Roshni, Ltd. 8,090 21,319
*Suzlon Energy, Ltd. 1,021,276 598,043
Swan Corp., Ltd. 12,836 45,231
Swaraj Engines, Ltd. 554 23,097
Symphony, Ltd. 3,131 27,934
ΩSyngene International, Ltd. 16,766 82,608
*TARC, Ltd. 1,856 2,595
Tata Communications, Ltd. 13,149 218,957
Tata Consultancy Services,
Ltd. 51,672 1,346,816
Tata Consumer Products, Ltd. 27,857 335,938
Tata Elxsi, Ltd. 3,269 142,241
Tata Motors Passenger
Vehicles, Ltd. 93,411 336,142
*Tata Motors, Ltd. 93,411 403,410
Tata Technologies, Ltd. 14,943 91,526
TCI Express, Ltd. 48 265
TD Power Systems, Ltd. 14,618 177,531
Tech Mahindra, Ltd. 42,112 653,773
Techno Electric & Engineering
Co., Ltd. 4,407 59,583
Tega Industries, Ltd. 2,323 40,711
Texmaco Rail & Engineering,
Ltd. 30,629 34,036
Thanga Mayil Jewellery, Ltd. 1,290 53,764

84
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
INDIA — (Continued)
Thermax, Ltd. 1,147 $ 49,276
*Thirumalai Chemicals, Ltd. 9,233 19,857
Thomas Cook India, Ltd. 16,457 16,221
ΩThyrocare Technologies, Ltd. 4,371 18,435
Tilaknagar Industries, Ltd. 14,245 69,654
Time Technoplast, Ltd. 50,960 103,629
Timken India, Ltd. 3,144 113,578
Tips Music, Ltd. 5,999 41,064
Titagarh Rail System, Ltd. 5,582 45,191
Titan Co., Ltd. 23,555 1,088,287
Torrent Pharmaceuticals, Ltd. 6,616 291,724
Transformers & Rectifiers
India, Ltd. 2,374 8,359
Transport Corp. of India, Ltd. 100 977
Trent, Ltd. 6,276 274,054
Triveni Engineering &
Industries, Ltd. 9,466 41,115
Triveni Turbine, Ltd. 16,032 96,828
TTK Prestige, Ltd. 2,624 13,959
Tube Investments of India, Ltd. 6,197 192,471
TVS Holdings, Ltd. 553 83,072
TVS Motor Co., Ltd. 19,807 728,913
Uflex, Ltd. 3,660 17,171
United Breweries, Ltd. 3,270 50,252
United Spirits, Ltd. 30,835 430,653
UNO Minda, Ltd. 12,458 146,022
UPL, Ltd. 55,328 374,153
Usha Martin, Ltd. 13,784 65,613
*V2 Retail, Ltd. 23,970 50,168
VA Tech Wabag, Ltd. 8,655 137,657
Vadilal Industries, Ltd. 221 10,936
Vaibhav Global, Ltd. 7,121 16,294
ΩVarroc Engineering, Ltd. 3,938 22,148
Varun Beverages, Ltd. 36,860 199,497
Veedol Corp., Ltd. 262 3,928
Vesuvius India, Ltd. 8,105 44,328
V-Guard Industries, Ltd. 16,089 55,973
Vijaya Diagnostic Centre, Ltd. 6,845 81,465
*Vodafone Idea, Ltd. 913,869 98,402
Voltamp Transformers, Ltd. 590 72,990
Voltas, Ltd. 13,083 197,168
VST Tillers Tractors, Ltd. 212 11,649
*Waaree Renewable
Technologies, Ltd. 1,888 20,242
Welspun Corp., Ltd. 29,846 398,335
Welspun Enterprises, Ltd. 4,744 26,153
Whirlpool of India, Ltd. 1,559 16,189
Wipro, Ltd. 109,656 231,816
#Wipro, Ltd., Sponsored ADR 54,800 111,792
*Wockhardt, Ltd. 5,927 87,150
Wonderla Holidays, Ltd. 182 1,011
*Yes Bank, Ltd. 822,846 172,781
Zee Entertainment Enterprises,
Ltd. 143,093 135,293
Zen Technologies, Ltd. 1,546 27,220
Zensar Technologies, Ltd. 13,258 71,777
Zydus Lifesciences, Ltd. 23,020 216,318
Shares Value †
INDIA — (Continued)
Zydus Wellness, Ltd. 8,890 $ 47,633
TOTAL INDIA 70,373,846
INDONESIA — (0.3%)
Adi Sarana Armada TBK PT 154,900 7,204
*Alam Sutera Realty TBK PT 37,600 289
Alamtri Minerals Indonesia
TBK PT 633,300 67,684
Allo Bank Indonesia TBK PT 285,000 21,075
*Amman Mineral Internasional
PT 87,200 25,691
Arwana Citramulia TBK PT 19,100 545
Aspirasi Hidup Indonesia TBK
PT 599,400 12,396
Astra Otoparts TBK PT 33,800 5,018
Avia Avian TBK PT 1,142,500 25,477
*Bank Aladin Syariah TBK PT 519,100 17,393
*Bank Jago TBK PT 308,100 23,228
*Bank Neo Commerce TBK PT 950,600 16,804
Bank Tabungan Negara
Persero TBK PT 289,700 22,677
*Barito Pacific TBK PT 623,071 66,051
Blue Bird TBK PT 1,300 116
*Bumi Resources Minerals
TBK PT 2,695,900 125,373
*Capital Financial Indonesia
TBK PT 308,400 24,052
Chandra Asri Pacific TBK PT 75,600 23,147
Cisarua Mountain Dairy PT
TBK 165,000 40,416
*Darma Henwa TBK PT 334,300 9,579
Dayamitra Telekomunikasi PT 1,307,000 38,885
Elnusa TBK PT 206,200 9,410
Erajaya Swasembada TBK PT 1,216,100 28,804
Gajah Tunggal TBK PT 68,400 4,722
Garudafood Putra Putri Jaya
TBK PT 28,000 566
Hexindo Adiperkasa TBK PT,
Class A 1,300 333
*Impack Pratama Industri TBK
PT 699,600 89,723
Indofood CBP Sukses Makmur
TBK PT 91,000 35,617
Indomobil Sukses
Internasional TBK PT 26,800 1,649
*Industri dan Perdagangan
Bintraco Dharma TBK PT 1,245,700 6,693
Industri Jamu Dan Farmasi
Sido Muncul TBK PT 1,130,000 32,640
Jasa Marga Persero TBK PT 187,700 32,097
Kalbe Farma TBK PT 1,435,300 71,724
Kawasan Industri Jababeka
TBK PT 1,875,800 19,506
Map Aktif Adiperkasa PT 612,600 21,588
Mayora Indah TBK PT 463,500 45,654
*MD Entertainment TBK PT 233,420 32,094
Medikaloka Hermina TBK PT 950,800 63,167
Metrodata Electronics TBK PT 861,200 28,110
Metropolitan Kentjana TBK PT 400 515
Mitra Adiperkasa TBK PT 634,100 44,508

85
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
INDONESIA — (Continued)
Mitra Keluarga Karyasehat
TBK PT 160,900 $ 17,893
*MNC Digital Entertainment
TBK PT 569,600 26,325
Nusantara Sawit Sejahtera
TBK 460,400 21,544
*Panin Financial TBK PT 684,800 9,574
Pantai Indah Kapuk Dua TBK
PT 43,700 21,332
Puradelta Lestari TBK PT 50,400 411
*Sarana Meditama
Metropolitan TBK PT 8,800 169
Sarana Menara Nusantara
TBK PT 1,802,500 49,566
Selamat Sempurna TBK PT 285,200 29,657
*Sentul City TBK PT 2,865,100 17,545
Sumber Alfaria Trijaya TBK PT 1,164,500 88,800
Surya Citra Media TBK PT 1,729,300 24,975
Surya Semesta Internusa TBK
PT 416,700 42,970
Tempo Scan Pacific TBK PT 3,400 479
Trimegah Bangun Persada
TBK PT 297,000 17,930
Unilever Indonesia TBK PT 780,800 69,239
*<Waskita Karya Persero TBK
PT, Class A 27,000 59
TOTAL INDONESIA 1,580,688
KOREA, REPUBLIC OF — (19.1%)
*3S Korea Co., Ltd. 644 631
*ABLBio, Inc. 384 34,900
Able C&C Co., Ltd. 739 7,434
ABOV Semiconductor Co., Ltd. 203 1,907
Actro Co., Ltd. 182 2,241
*ADTechnology Co., Ltd. 592 20,875
Advanced Nano Products Co.,
Ltd. 531 29,643
Aekyung Chemical Co., Ltd. 3,235 33,872
Aekyung Industrial Co., Ltd. 1,607 16,144
Ahnlab, Inc. 444 18,889
Ajin Industrial Co., Ltd. 2,010 5,055
Alteogen, Inc. 1,926 478,513
Amorepacific Corp. 3,527 321,739
*Anam Electronics Co., Ltd.,
Class F 2,906 2,925
*Ananti, Inc. 8,759 41,693
*Anapass, Inc. 1,708 20,152
*ANIPLUS, Inc. 756 1,448
*Asia Pacific Satellite, Inc. 575 6,439
Asia Paper Manufacturing Co.,
Ltd. 5,957 36,308
Aurora World Corp. 785 8,828
*Avaco Co., Ltd. 438 4,701
Baiksan Co., Ltd. 1,738 14,530
BH Co., Ltd. 4,046 94,112
*BHI Co., Ltd. 2,552 167,759
*Binex Co., Ltd. 1,144 8,500
Binggrae Co., Ltd. 1,070 54,106
Bio Plus Co., Ltd. 3,802 14,816
*Biodyne Co., Ltd. 375 2,948
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*Bioneer Corp. 3,862 $ 27,444
*BioSmart Co., Ltd. 1,455 4,365
*BNC Korea, Inc. 8,032 21,553
BNK Financial Group, Inc. 24,865 313,998
Boditech Med, Inc. 3,271 25,781
Boryung 3,926 26,311
*Bosung Power Technology
Co., Ltd. 592 4,822
Bukwang Pharmaceutical Co.,
Ltd. 8,361 35,627
Byucksan Corp. 1,457 2,161
C&G Hi Tech Co., Ltd. 754 11,438
*Cafe24 Corp. 2,878 48,704
Cape Industries, Ltd. 2,197 23,493
Caregen Co., Ltd. 1,850 131,590
Celltrion Pharm, Inc. 1,132 42,816
Celltrion, Inc. 4,711 636,836
*Chabiotech Co., Ltd. 2,462 28,368
Cheil Worldwide, Inc. 15,235 205,948
Chemtronics Co., Ltd. 1,601 40,370
*Chemtros Co., Ltd. 361 1,456
Cheryong Electric Co., Ltd. 1,898 90,088
Chips&Media, Inc. Korea 138 1,699
*Choil Aluminum Co., Ltd. 76 90
Chong Kun Dang
Pharmaceutical Corp. 857 49,518
Chongkundang Holdings Corp. 12 399
*Chunbo Co., Ltd. 1,039 43,852
*CJ CGV Co., Ltd. 8,379 27,879
CJ Corp. 2,294 347,224
*CJ ENM Co., Ltd. 2,098 76,525
CJ Freshway Corp. 982 19,068
CJ Logistics Corp. 1,554 105,926
Classys, Inc. 3,923 147,060
CLIO Cosmetics Co., Ltd. 85 762
*CMG Pharmaceutical Co.,
Ltd. 18,123 21,676
*Com2uS Holdings Corp.,
Class F 299 3,719
*ContentreeJoongAng Corp. 34 139
*Coreana Cosmetics Co., Ltd. 36 49
Cosmax, Inc. 1,922 272,776
Cosmecca Korea Co., Ltd. 932 50,898
*CosmoAM&T Co., Ltd. 928 36,852
*Cosmochemical Co., Ltd. 2,078 24,868
Coway Co., Ltd. 11,496 667,345
Cowintech Co., Ltd. 465 5,323
*Creative & Innovative System 10,275 118,947
*Creverse, Inc. 32 240
*CS Bearing Co., Ltd. 12 74
*CS Wind Corp. 3,849 185,807
*CTC BIO, Inc. 482 1,272
Cuckoo Homesys Co., Ltd. 751 12,355
*Curexo, Inc. 1,819 20,211
D.I Corp. 360 8,070
*<DA Technology Co., Ltd.,
Class A 300 8
Dae Hwa Pharmaceutical Co.,
Ltd. 189 1,876

86
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Dae Won Kang Up Co., Ltd. 1,594 $ 4,691
*Daea TI Co., Ltd. 8,667 26,588
Daedong Corp. 3,982 27,196
*Dae-Il Corp. 4,230 21,646
Daejoo Electronic Materials
Co., Ltd. 513 54,821
Daesang Corp. 1,650 23,028
Daesang Holdings Co., Ltd. 2,134 13,726
#*Daewon Cable Co., Ltd. 9,891 100,364
#*Daewoo Engineering &
Construction Co., Ltd. 27,863 657,501
Daewoong Co., Ltd. 2,711 41,217
Daewoong Pharmaceutical
Co., Ltd. 861 86,088
Daishin Securities Co., Ltd. 5,493 140,547
*Danal Co., Ltd. 5,496 27,161
Daol Investment & Securities
Co., Ltd. 3,033 9,028
DB Insurance Co., Ltd. 7,328 828,056
DB Securities Co., Ltd. 2,372 21,846
Dear U Co., Ltd. 876 19,047
Dentium Co., Ltd. 1,679 60,336
*Devsisters Co., Ltd. 736 11,239
Digital Daesung Co., Ltd. 1,968 10,986
*DIO Corp. 1,491 17,351
DIT Corp. 856 14,399
*DK Tech Co., Ltd. 830 14,242
*<DKME 17,934 1,137
*DL Holdings Co., Ltd. 549 26,465
DMS Co., Ltd. 92 514
DN Automotive Corp. 2,775 89,899
DNF Co., Ltd. 251 4,002
Dohwa Engineering Co., Ltd. 764 3,667
Dong-A Socio Holdings Co.,
Ltd. 129 8,515
Dong-A ST Co., Ltd. 1,033 30,854
Dongbang Transport Logistics
Co., Ltd. 2,166 4,257
Dongjin Semichem Co., Ltd. 8,488 323,908
Dongkoo Bio & Pharma Co.,
Ltd. 2,711 9,413
DongKook Pharmaceutical
Co., Ltd. 2,595 41,815
Dongkuk Steel Mill Co., Ltd. 4,642 48,166
Dongsuh Cos., Inc. 2,511 45,202
Dongsung Chemical Co., Ltd. 190 564
Dongsung Finetec Co., Ltd. 3,558 69,567
*Dongwha Enterprise Co., Ltd. 2,842 22,227
Dongwha Pharm Co., Ltd. 1,288 5,262
Dongwon Industries Co., Ltd. 938 24,380
Dongwoon Anatech Co., Ltd. 3,157 109,405
#Doosan Bobcat, Inc. 7,246 351,748
Doosan Co., Ltd. 932 1,002,880
*Doosan Enerbility Co., Ltd. 20,332 1,742,312
*Doosan Fuel Cell Co., Ltd. 1,263 51,773
#Doosan Tesna, Inc. 2,260 199,152
*Dream Security Co., Ltd. 7,368 13,611
Dreamtech Co., Ltd. 4,095 18,526
*DRTECH Corp. 235 301
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*DSK Co., Ltd. 24 $ 96
*Duk San Neolux Co., Ltd. 1,275 43,411
*Duksan Hi-Metal Co., Ltd. 3,203 39,649
DY POWER Corp. 892 9,292
*Eco&Dream Co., Ltd. 1,253 16,288
Ecopro BM Co., Ltd. 1,219 169,306
*Ecopro Co., Ltd. 5,227 538,840
Ecopro HN Co., Ltd. 134 2,882
Elentec Co., Ltd. 856 7,358
E-MART, Inc. 2,631 189,272
*Enchem Co., Ltd. 83 2,479
ENF Technology Co., Ltd. 4,079 159,233
EO Technics Co., Ltd. 339 106,966
*Eubiologics Co., Ltd. 3,478 30,015
Eugene Investment &
Securities Co., Ltd. 11,512 43,387
Eugene Technology Co., Ltd. 1,993 174,683
*EV Advanced Material Co.,
Ltd. 4,169 5,228
*E-World 629 816
Exem Co., Ltd. 846 1,116
Exicon Co., Ltd. 1,239 30,658
F&F Co., Ltd. 3,204 144,517
FIBERPRO, Inc. 380 6,034
*Fine Semitech Corp. 194 5,559
*Firstec Co., Ltd. 399 3,632
*FLITTO, Inc. 2,100 16,311
Gabia, Inc. 1,086 22,003
Galaxia Moneytree Co., Ltd. 2,148 12,339
GAMSUNG Corp. Co., Ltd. 13,421 59,088
Gaon Cable Co., Ltd. 866 141,005
GC Biopharma Corp. 541 50,008
*GC Cell Corp. 1,854 29,688
GC Corp. 3,847 36,208
GC MediAI Corp. 44 120
*GeneOne Life Science, Inc. 3,448 2,011
*Genic Co., Ltd., Class A 150 2,847
*Giantstep, Inc. 121 254
Global Standard Technology
Co., Ltd. 2,513 82,174
*Global Tax Free Co., Ltd. 247 992
*GnCenergy Co., Ltd. 849 20,979
GOLFZON Co., Ltd. 357 12,348
Grand Korea Leisure Co., Ltd. 5,099 41,460
GS Engineering &
Construction Corp. 11,999 307,822
GS P&L Co., Ltd. 909 33,891
HAESUNG DS Co., Ltd. 1,884 101,872
*Han Kuk Carbon Co., Ltd. 4,384 146,459
Hana Financial Group, Inc. 24,197 2,086,567
Hana Materials, Inc. 710 36,141
Hana Micron, Inc. 8,246 220,716
Hana Pharm Co., Ltd., Class A 24 159
*Hana Technology Co., Ltd. 66 1,417
Hana Tour Service, Inc. 1,694 47,798
*Hanall Biopharma Co., Ltd. 855 27,324
Hancom, Inc. 2,657 36,455
Handok, Inc. 36 250

87
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Handsome Co., Ltd. 1,916 $ 34,297
Hanjin Kal Corp. 837 63,599
Hanjin Logistics Corp. 573 7,502
Hankook Cosmetics
Manufacturing Co., Ltd. 1,020 6,946
Hankook Shell Oil Co., Ltd. 83 28,484
Hankook Tire & Technology
Co., Ltd. 3,701 147,721
Hanmi Pharm Co., Ltd. 623 193,217
*Hanmi Science Co., Ltd. 2,133 54,217
Hanmi Semiconductor Co.,
Ltd. 4,418 1,096,160
HanmiGlobal Co., Ltd. 774 14,612
Hannong Chemicals, Inc. 332 5,283
*Hanon Systems 29,106 83,009
Hansae Co., Ltd. 654 5,088
Hanshin Machinery Co. 660 2,054
#Hansol Chemical Co., Ltd. 1,048 201,375
*Hansol IONES Co., Ltd. 2,497 28,519
Hansol Paper Co., Ltd. 518 2,979
Hansol Technics Co., Ltd. 1,830 10,031
*Hanssem Co., Ltd. 638 19,443
*Hanwha Engine 4,936 292,859
*Hanwha General Insurance
Co., Ltd. 10,416 46,490
*Hanwha Investment &
Securities Co., Ltd. 18,225 92,280
*Hanwha Life Insurance Co.,
Ltd. 27,719 91,294
*Hanwha Ocean Co., Ltd. 3,392 301,420
*Hanwha Solutions Corp. 8,962 306,347
Hanwha Systems Co., Ltd. 7,543 596,544
*Hanwha Vision Co., Ltd. 3,987 231,715
*Hanyang Digitech Co., Ltd. 1,198 24,999
Hanyang Securities Co., Ltd. 577 11,146
HB SOLUTION Co., Ltd. 767 1,189
HD Construction Equipment
Co., Ltd. 4,797 594,774
HD Hyundai Co., Ltd. 4,833 1,011,763
HD Hyundai Electric Co., Ltd. 1,722 1,453,576
#*HD Hyundai Energy
Solutions Co., Ltd. 923 143,752
#HD Hyundai Heavy Industries
Co., Ltd. 1,157 534,348
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 2,839 883,359
HDC Holdings Co., Ltd. 4,631 87,737
*HD-Hyundai Marine Engine 998 71,190
*HFR, Inc. 248 4,933
Hite Jinro Co., Ltd. 4,896 56,479
*HJ Shipbuilding &
Construction Co., Ltd. 128 2,503
*HK inno N Corp. 1,863 65,818
*HL Holdings Corp. 844 24,725
HL Mando Co., Ltd. 5,032 193,721
*Hlb Pharma Ceutical Co., Ltd. 1,093 12,749
*HLB Therapeutics Co., Ltd. 7,539 17,943
*HLB, Inc. 4,483 183,769
*Hotel Shilla Co., Ltd. 2,502 110,491
Shares Value †
KOREA, REPUBLIC OF — (Continued)
HPSP Co., Ltd. 5,355 $ 189,909
HS Hyosung Advanced
Materials Corp. 237 43,063
HS Industries Co., Ltd. 3,171 7,461
*Hugel, Inc. 697 118,657
Humedix Co., Ltd. 1,780 42,424
Huons Co., Ltd. 692 12,317
Hwa Shin Co., Ltd. 4,201 35,122
Hwaseung Enterprise Co., Ltd. 57 186
#*HYBE Co., Ltd. 1,311 232,466
Hyosung Corp. 1,039 159,717
Hyosung Heavy Industries
Corp. 529 1,395,259
Hyosung TNC Corp. 494 172,527
#Hyundai Autoever Corp. 1,143 347,169
Hyundai Bioland Co., Ltd. 40 124
Hyundai Department Store
Co., Ltd. 1,184 86,932
Hyundai Elevator Co., Ltd. 3,755 249,878
HYUNDAI EVERDIGM Corp. 1,174 7,282
Hyundai Glovis Co., Ltd. 2,679 410,014
Hyundai Green Food 2,988 33,321
Hyundai Livart Furniture Co.,
Ltd. 1,596 8,587
*Hyundai Marine & Fire
Insurance Co., Ltd. 9,531 195,350
Hyundai Motor Co. 6,727 2,408,331
Hyundai Motor Securities Co.,
Ltd. 2,500 18,490
Hyundai Movex Co., Ltd. 424 8,962
Hyundai Rotem Co., Ltd. 11,693 2,116,755
Hyundai Wia Corp. 1,634 91,108
HyVision System, Inc. 1,960 24,302
i3system, Inc. 621 43,544
*Il Dong Pharmaceutical Co.,
Ltd. 1,343 23,995
Iljin Electric Co., Ltd. 2,404 198,550
*Iljin Holdings Co., Ltd. 96 668
Iljin Power Co., Ltd. 710 10,364
Ilyang Pharmaceutical Co.,
Ltd. 32 243
iM Financial Group Co., Ltd. 21,445 276,159
iMarketKorea, Inc. 1,741 8,921
InBody Co., Ltd. 1,657 32,957
Incar Financial Service Co.,
Ltd. 3,020 22,031
Industrial Bank of Korea 17,998 274,241
Innocean Worldwide, Inc. 4,597 61,368
Innox Advanced Materials Co.,
Ltd. 2,364 54,669
*Insung Information Co., Ltd. 510 669
Intellian Technologies, Inc. 550 49,208
*Interflex Co., Ltd. 1,465 13,275
*iNtRON Biotechnology, Inc. 341 830
IPARK Hyundai Development
Co. 4,912 76,005
*IS Dongseo Co., Ltd. 3,641 65,544
ISC Co., Ltd. 1,264 206,661
i-SENS, Inc. 1,827 26,114

88
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
IsuPetasys Co., Ltd. 5,562 $ 563,625
*Itcenglobal Co., Ltd. 1,943 70,871
*ITM Semiconductor Co., Ltd. 12 137
*Jahwa Electronics Co., Ltd. 2,616 85,807
JB Financial Group Co., Ltd. 10,410 191,608
*Jeil Pharmaceutical Co., Ltd. 8 76
*Jeju Semiconductor Corp. 1,565 55,290
Jinsung T.E.C. 1,703 20,438
*JNTC Co., Ltd. 1,515 19,755
JS Corp. 1,737 17,321
#Jusung Engineering Co., Ltd. 3,724 316,359
JVM Co., Ltd. 1,355 22,839
JW Holdings Corp. 4,498 12,980
JW Life Science Corp. 1,294 11,281
JW Pharmaceutical Corp. 2,136 44,932
JYP Entertainment Corp. 5,690 241,303
K Car Co., Ltd. 1,540 11,421
Kakao Corp. 10,083 321,552
*Kakao Games Corp. 9,774 79,209
KakaoBank Corp. 13,245 217,446
*Kakaopay Corp. 1,218 45,741
KB Financial Group, Inc. 11,933 1,291,293
KB Financial Group, Inc.,
Sponsored ADR 5,177 575,786
KC Tech Co., Ltd. 324 13,391
KCTC 4,395 17,572
KEPCO Engineering &
Construction Co., Inc. 821 104,396
KEPCO Plant Service &
Engineering Co., Ltd. 4,856 203,643
KG Chemical Corp. 6,671 31,799
KG Eco Solution Co., Ltd. 2,813 13,959
KG Financial Co., Ltd. 286 1,008
*KG Mobility Corp. 6,226 18,197
KH Vatec Co., Ltd. 748 7,076
KINX, Inc. 568 39,942
KISWIRE, Ltd. 1,554 26,927
KIWOOM Securities Co., Ltd. 2,292 615,032
*KNJ Co., Ltd. 1,143 30,902
Koh Young Technology, Inc. 2,508 68,060
*Kolmar BNH Co., Ltd. 298 2,325
*Kolmar Korea Co., Ltd. 2,259 135,095
Kolon Corp. 1,242 60,291
Kolon Industries, Inc. 2,609 165,525
*Kolon Life Science, Inc. 55 2,173
KoMiCo, Ltd. 862 82,294
#Korea Circuit Co., Ltd. 3,312 207,000
Korea Electric Terminal Co.,
Ltd. 926 57,063
Korea Electronic Power
Industrial Development Co.,
Ltd. 1,335 18,092
Korea Fuel-Tech Corp. 3,995 18,801
Korea Gas Corp. 4,538 119,630
Korea Information &
Communications Co., Ltd. 1,701 13,097
Korea Information Certificate
Authority, Inc. 448 1,942
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Korea Investment Holdings
Co., Ltd. 8,153 $ 1,319,256
Korea Movenex Co., Ltd. 1,232 3,721
Korea Petrochemical Ind Co.,
Ltd. 297 36,264
Korea Petroleum Industries
Co. 636 6,878
Korea United Pharm, Inc. 1,035 14,096
Korea Zinc Co., Ltd. 265 282,116
Korean Reinsurance Co. 22,433 186,790
#*Krafton, Inc. 4,772 852,602
KT Skylife Co., Ltd. 3,428 11,383
KTCS Corp. 6,691 12,158
Kumho Petrochemical Co., Ltd. 739 73,043
Kumkang Kind Co., Ltd. 2,017 7,289
Kwang Dong Pharmaceutical
Co., Ltd. 4,798 26,753
Kyeryong Construction
Industrial Co., Ltd. 24 469
Kyobo Securities Co., Ltd. 2,942 27,036
Kyung Dong Navien Co., Ltd. 1,209 63,335
Kyung-In Synthetic Corp. 3,654 12,540
L&C Bio Co., Ltd. 15 639
*L&F Co., Ltd. 187 24,598
Lake Materials Co., Ltd. 5,887 91,290
*LB Semicon, Inc. 6,329 23,896
Lee Ku Industrial Co., Ltd. 2,661 10,765
LEENO Industrial, Inc. 5,768 463,944
LG Chem, Ltd. 1,554 415,951
#LG Electronics, Inc. 14,656 1,392,280
*LG Energy Solution, Ltd. 716 222,302
LG H&H Co., Ltd. 1,251 214,235
*LG HelloVision Co., Ltd. 1,930 3,071
LG Innotek Co., Ltd. 2,076 802,015
LIG Accuver Co., Ltd. 17 603
*LigaChem Biosciences, Inc. 1,114 137,748
*LOT Vacuum Co., Ltd. 1,699 18,133
Lotte Chemical Corp. 1,422 109,200
Lotte Chilsung Beverage Co.,
Ltd. 654 53,971
*Lotte Energy Materials Corp. 1,931 86,838
Lotte Innovate Co., Ltd. 250 3,894
*Lotte Non-Life Insurance Co.,
Ltd. 2,133 3,042
Lotte Rental Co., Ltd. 3,908 88,662
Lotte Shopping Co., Ltd. 1,189 108,463
*Lotte Tour Development Co.,
Ltd. 1,818 25,373
Lotte Wellfood Co., Ltd. 166 13,553
LS Corp. 2,909 888,469
LS Eco Energy, Ltd. 2,095 123,028
LS Electric Co., Ltd. 9,910 1,857,457
*LVMC Holdings 3,430 3,936
*LX Hausys, Ltd. 279 6,791
LX Semicon Co., Ltd. 1,899 80,149
M.I.Tech Co., Ltd. 140 616
Macquarie Korea Infrastructure
Fund 43,958 336,383
Macrogen, Inc. 206 2,253

89
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Maeil Dairies Co., Ltd. 16 $ 391
*Manyo Co., Ltd. 728 7,824
Mcnex Co., Ltd. 2,796 43,358
Medytox, Inc. 456 32,435
MegaStudyEdu Co., Ltd. 745 23,809
*Meritz Financial Group, Inc. 9,054 681,858
META BIOMED Co., Ltd. 2,170 6,467
*MiCo, Ltd. 4,505 68,796
#*Mirae Asset Life Insurance
Co., Ltd. 10,532 113,117
Mirae Asset Securities Co.,
Ltd. 25,616 1,119,146
Misto Holdings Corp. 6,247 171,001
Miwon Commercial Co., Ltd. 269 27,531
Miwon Specialty Chemical
Co., Ltd. 126 10,407
Mobase Electronics Co., Ltd. 8,820 22,716
*Modetour Network, Inc. 91 699
*MONAYONGPYONG 2,061 4,335
*Motrex Co., Ltd. 1,937 11,793
mPlus Corp. 398 4,709
*Myoung Shin Industrial Co.,
Ltd. 2,962 26,561
Namhae Chemical Corp. 1,829 14,477
Namuga Co., Ltd. 1,184 15,255
Namyang Dairy Products Co.,
Ltd. 200 7,093
*Nature & Environment Co.,
Ltd. 128 42
Nature Holdings Co., Ltd.
(The) 252 1,357
NAVER Corp. 4,348 618,546
Neosem, Inc. 915 11,518
*Nepes Ark Corp. 1,409 35,956
*NEPES Corp. 670 14,455
ΩNetmarble Corp. 4,288 143,540
New Power Plasma Co., Ltd. 5,452 24,849
Newflex Technology Co., Ltd. 2,955 13,149
*Nexen Corp. 52 252
*Nexon Games Co., Ltd. 4,633 37,047
NEXTIN, Inc. 1,743 81,909
NH Investment & Securities
Co., Ltd. 16,315 370,145
NHN KCP Corp. 3,250 43,057
*NICE Holdings Co., Ltd. 4,299 42,289
NICE Information &
Telecommunication, Inc. 24 454
NICE Information Service Co.,
Ltd. 8,129 83,855
Nong Shim Holdings Co., Ltd. 343 22,571
NongShim Co., Ltd. 374 95,189
*NOVAREX Co., Ltd. 423 4,249
*OCI Co., Ltd. 393 39,745
OCI Holdings Co., Ltd. 1,032 256,052
*Okins Electronics Co., Ltd. 1,332 19,802
*Oriental Precision &
Engineering Co., Ltd. 2,327 12,457
Orion Corp. 4,069 393,951
Otoki Corp. 226 55,692
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Paradise Co., Ltd. 456 $ 4,873
Park Systems Corp. 525 102,296
Partron Co., Ltd. 6,981 38,972
*Pearl Abyss Corp. 2,054 81,567
People & Technology, Inc. 2,781 105,000
*Peptron, Inc. 736 129,266
PharmaResearch Co., Ltd. 996 210,522
Pharmicell Co., Ltd. 5,161 63,016
*Philenergy Co., Ltd. 39 525
*Philoptics Co., Ltd. 579 18,660
PI Advanced Materials Co.,
Ltd. 2,210 38,368
PKC Co., Ltd. 653 3,227
Posco DX Co., Ltd. 6,045 142,240
Posco M-Tech Co., Ltd. 707 9,495
*Power Logics Co., Ltd. 2,501 8,735
Protec Co., Ltd. 379 21,004
PSK Holdings, Inc. 992 83,135
PSK, Inc. 3,682 220,195
Pulmuone Co., Ltd. 1,746 14,479
Pumtech Korea Co., Ltd. 546 15,240
#*Rainbow Robotics 377 168,776
*Reyon Pharmaceutical Co.,
Ltd. 16 116
*Robostar Co., Ltd. 152 7,471
*Robotis Co., Ltd. 64 13,657
*Rsupport Co., Ltd. 52 91
S&S Tech Corp. 1,758 119,357
S-1 Corp. 3,552 206,194
Sam Chun Dang Pharm Co.,
Ltd. 397 111,215
Sam-A Aluminum Co., Ltd. 24 1,113
Samchully Co., Ltd. 144 14,330
*Samil Pharmaceutical Co.,
Ltd. 538 3,225
Samji Electronics Co., Ltd. 2,273 50,113
Samjin Pharmaceutical Co.,
Ltd. 923 11,643
*Samkee Energy Solutions
Co., Ltd. 24 31
Samlip Co., Ltd. 90 3,016
Ω*Samsung Biologics Co., Ltd. 400 396,440
Samsung E&A Co., Ltd. 29,986 1,073,528
Samsung Electronics Co., Ltd. 72,869 10,833,073
Samsung Electronics Co., Ltd.,
GDR 3,705 13,871,520
*Samsung Episholdings Co.,
Ltd. 248 90,793
Samsung Fire & Marine
Insurance Co., Ltd. 3,878 1,205,338
*Samsung Heavy Industries
Co., Ltd. 27,370 596,966
Samsung Life Insurance Co.,
Ltd. 3,665 616,517
*Samsung Pharmaceutical
Co., Ltd. 11,703 16,017
#Samsung SDS Co., Ltd. 4,099 459,314
Samsung Securities Co., Ltd. 11,428 828,283
SAMT Co., Ltd. 8,726 41,594

90
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
Samwha Capacitor Co., Ltd. 1,070 $ 48,479
Samwha Electric Co., Ltd. 81 2,649
Samyoung Co., Ltd. 3,303 25,142
Samyoung M-Tek Co., Ltd. 324 2,934
Sangsin Energy Display
Precision Co., Ltd. 689 12,357
Sanil Electric Co., Ltd. 832 149,212
Satrec Initiative Co., Ltd. 70 7,834
*SD Biosensor, Inc. 4,366 24,785
SeAH Besteel Holdings Corp. 975 49,631
SeAH Steel Corp. 226 27,031
SeAH Steel Holdings Corp. 288 46,602
Seegene, Inc. 3,117 51,593
Sejin Heavy Industries Co.,
Ltd. 1,819 25,203
*Selvas AI, Inc. 3,332 29,519
*Seobu T&D 5,696 57,490
Seohan Co., Ltd. 17,145 12,554
*Seoul Auction Co., Ltd. 203 942
*Seoul Semiconductor Co.,
Ltd. 4,232 47,108
Seoyon Co., Ltd. 1,325 8,451
Seoyon E-Hwa Co., Ltd. 2,136 20,320
*<Sewon E&C Co., Ltd., Class
A 2,798 85
SFA Engineering Corp. 1,803 38,170
*SFA Semicon Co., Ltd. 8,857 49,564
SGC Energy Co., Ltd. 1,052 42,344
*Shift Up Corp. 210 4,609
*Shin Heung Energy &
Electronics Co., Ltd. 835 5,939
*Shin Poong Pharmaceutical
Co., Ltd. 607 4,784
Shinhan Financial Group Co.,
Ltd. 19,370 1,304,654
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 2,715 186,901
*SHINHWAPRITECH Co., Ltd. 64 110
Shinil Electronics Co., Ltd. 1,296 1,288
Shinsegae International, Inc. 3,978 39,882
Shinsegae, Inc. 933 256,021
Shinsung Delta Tech Co., Ltd. 1,373 53,691
*Shinsung E&G Co., Ltd. 24,677 66,468
Shinsung ST. Co., Ltd. 52 1,301
Shinwon Corp. 15,222 14,204
*SHOWBOX Corp. 9,904 19,966
Silicon2 Co., Ltd. 5,919 175,591
SIMMTECH Co., Ltd. 391 22,935
*SK Biopharmaceuticals Co.,
Ltd. 5,561 374,558
*SK Bioscience Co., Ltd. 1,561 45,308
SK Discovery Co., Ltd. 1,406 52,990
*SK Eternix Co., Ltd. 495 19,357
SK Gas, Ltd. 484 94,307
SK hynix, Inc. 16,965 14,709,405
Ω*SK IE Technology Co., Ltd. 1,030 18,333
*SK oceanplant Co., Ltd. 1,454 24,067
*SK Securities Co., Ltd. 18,518 65,297
SK Telecom Co., Ltd. 496 31,803
Shares Value †
KOREA, REPUBLIC OF — (Continued)
#SK Telecom Co., Ltd., ADR 8,150 $ 304,891
*SKC Co., Ltd. 636 50,599
SL Corp. 2,959 125,486
SM Entertainment Co., Ltd. 1,806 117,624
*SMEC Co., Ltd. 5,128 15,316
*Smotronic Co., Ltd., Class A 270 502
SNT Energy Co., Ltd. 667 25,273
S-Oil Corp. 4,253 385,672
Solid, Inc. 9,472 109,268
SOLUM Co., Ltd. 8,268 108,144
SOOP Co., Ltd. 1,771 69,732
Soulbrain Co., Ltd. 697 215,228
Soulbrain Holdings Co., Ltd. 539 26,528
SP SAMHWA Co., Ltd. 2,019 12,864
*SPG Co., Ltd. 311 26,755
ST Pharm Co., Ltd. 281 28,892
*Straffic Co., Ltd. 36 93
*Studio Dragon Corp. 1,845 43,351
*STX Engine Co., Ltd. 1,363 56,608
*Suheung Co., Ltd. 8 108
Sung Kwang Bend Co., Ltd. 2,385 74,612
Sungwoo Hitech Co., Ltd. 7,939 47,585
Sunic System, Ltd. 600 41,464
SY Co., Ltd. 997 2,010
*Synergy Innovation Co., Ltd. 326 462
Systems Technology, Inc. 1,152 29,049
T&L Co., Ltd. 919 37,920
*Taewoong Co., Ltd. 2,036 72,753
*Taeyoung Engineering &
Construction Co., Ltd. 17,285 22,841
*Taihan Cable & Solution Co.,
Ltd. 3,629 137,751
#TechWing, Inc. 4,977 192,275
*Telechips, Inc. 1,759 16,971
TES Co., Ltd. 1,399 79,231
*TK Chemical Corp. 8,356 15,436
*TK Corp. 2,640 81,966
TKG Huchems Co., Ltd. 2,526 32,171
*TLB Co., Ltd. 698 41,178
Tokai Carbon Korea Co., Ltd. 834 165,316
*Tongyang Life Insurance Co.,
Ltd. 4,755 26,641
Tonymoly Co., Ltd. 1,172 6,013
Toptec Co., Ltd. 438 1,355
Tovis Co., Ltd. 1,853 22,113
TSE Co., Ltd. 106 12,064
Tuksu Construction Co., Ltd. 276 1,258
TYM Corp. 7,979 43,306
*Uni-Chem Co., Ltd. 1,414 594
Unid Co., Ltd. 451 28,826
Union Semiconductor
Equipment & Materials Co.,
Ltd. 3,443 26,695
Uniquest Corp. 523 2,585
*Unison Co., Ltd. 2,800 2,547
Unitrontech Co., Ltd. 2,354 9,031
Value Added Technology Co.,
Ltd. 911 14,127
VICTEK Co., Ltd. 274 1,071

91
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
KOREA, REPUBLIC OF — (Continued)
*<Vidente Co., Ltd. 34,567 $ 14,519
Vieworks Co., Ltd. 625 11,441
Vitzro Tech Co., Ltd. 1,948 22,262
Vitzrocell Co., Ltd. 4,347 167,057
*VM, Inc. 320 11,521
*VT Co., Ltd. 4,158 47,546
*Webcash Corp. 32 198
Wemade Co., Ltd. 1,178 19,816
*Won Ik Corp. 1,945 13,782
Won Tech Co., Ltd. 10,500 51,820
WONIK IPS Co., Ltd. 1,403 110,768
Wonik Materials Co., Ltd. 1,251 44,112
Wonik QnC Corp. 2,871 73,265
Woojin, Inc. 922 17,437
Woori Financial Group, Inc. 56,893 1,279,249
Woori Financial Group, Inc.,
ADR 4,973 351,392
*Woori Technology, Inc. 2,783 40,529
Worldex Industry & Trading
Co., Ltd. 3,416 75,427
Xexymix Corp. 2,729 8,087
Y G-1 Co., Ltd. 776 8,266
*YC Corp. 344 5,068
*Yest Co., Ltd. 546 10,013
YG Entertainment, Inc. 1,673 60,910
*YMT Co., Ltd. 638 7,704
Youlchon Chemical Co., Ltd. 477 8,281
Youngone Holdings Co., Ltd. 617 86,526
Yuanta Securities Korea Co.,
Ltd. 6,005 21,256
Yuhan Corp. 2,342 144,638
Zeus Co., Ltd. 2,274 24,699
TOTAL KOREA, REPUBLIC
OF 114,382,550
KUWAIT — (0.6%)
Al Ahli Bank of Kuwait KSCP 101,193 91,814
Al Arabiya Real Estate Co.
KSC 30,746 19,997
<Al-Eid Food KSC 14,189 3,738
Ali Alghanim Sons Automotive
Co. KSCC 19,525 64,067
*<Arabi Group Holding KSC 15,895 3,722
Boubyan Bank KSCP 28,024 61,881
Burgan Bank SAK 104,231 68,131
Combined Group Contracting
Co. SAK 7,914 24,707
Gulf Bank KSCP 244,653 269,715
Gulf Cables & Electrical
Industries Group Co. KSCP 10,600 66,599
Heavy Engineering & Ship
Building Co. KSCP 20,158 50,607
Humansoft Holding Co. KSC 10,914 85,218
*IFA Hotels & Resorts-KPSC 1,993 5,736
Integrated Holding Co. KCSC 31,640 43,319
*JTC Logistics Transportation
& Stevedoring Co. KSCP 11,242 18,645
Kuwait Finance House KSCP 517,290 1,328,973
Shares Value †
KUWAIT — (Continued)
Kuwait International Bank
KSCP 120,587 $ 106,665
*Kuwait Real Estate Co. KSC 77,774 88,017
Kuwait Telecommunications
Co. 30,534 64,345
Mezzan Holding Co. KSCC 12,639 52,529
National Bank of Kuwait SAKP 242,683 678,723
Salhia Real Estate Co. KSCP 45,016 57,826
*United Real Estate Co. SAKP 14,698 12,810
Warba Bank KSCP 341,461 323,139
TOTAL KUWAIT 3,590,923
MALAYSIA — (0.9%)
99 Speed Mart Retail Holdings
BHD 64,600 56,117
#Aeon Co. M BHD 36,600 10,690
*AFFIN Bank BHD 31,100 19,733
Ajinomoto Malaysia BHD 100 312
Alliance Bank Malaysia BHD 35,600 41,772
Allianz Malaysia BHD 3,500 18,225
AMMB Holdings BHD 112,700 174,520
#Ancom Nylex BHD 125,956 28,385
#*Astro Malaysia Holdings
BHD 4,200 74
Bank Islam Malaysia BHD 42,200 24,864
#*Berjaya Corp. BHD 287,812 18,842
Bermaz Auto BHD 77,400 18,417
Carlsberg Brewery Malaysia
BHD 13,600 56,982
*Chin Hin Group BHD 69,500 36,574
CIMB Group Holdings BHD 181,600 350,260
CTOS Digital BHD 215,500 38,526
#*D&O Green Technologies
BHD 97,000 11,479
Dayang Enterprise Holdings
BHD 115,000 58,492
#Dialog Group BHD 310,900 177,702
DRB-Hicom BHD 1,800 535
DXN Holdings BHD 82,700 9,683
#Eastern & Oriental BHD 91,700 18,702
Eco World Development
Group BHD 87,900 45,593
#EG Industries BHD 38,400 11,699
*Ekovest BHD 158,000 9,150
Frontken Corp. BHD 112,000 119,008
Gamuda BHD 253,003 281,575
Gas Malaysia BHD 31,300 42,558
Genting Malaysia BHD 145,600 72,589
*Greatech Technology BHD 86,400 51,777
#Guan Chong BHD 62,066 12,893
Heineken Malaysia BHD 15,800 90,945
#Hextar Global BHD 11,700 2,224
Hong Leong Bank BHD 3,900 21,859
Hong Leong Financial Group
BHD 4,700 22,272
Hong Leong Industries BHD 6,100 26,603
#IHH Healthcare BHD 47,300 105,045
IJM Corp. BHD 141,900 86,108
#ITMAX SYSTEM BHD 49,600 60,571

92
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
MALAYSIA — (Continued)
#Kelington Group BHD 71,100 $ 106,878
Kerjaya Prospek Group BHD 57,700 32,399
KPJ Healthcare BHD 87,700 73,534
KSL Holdings BHD 54,940 42,331
LBS Bina Group BHD 2,100 249
#LPI Capital BHD 32,600 121,814
#Magnum BHD 122,800 39,578
Mah Sing Group BHD 149,300 41,352
Malayan Banking BHD 136,200 379,981
Malaysian Resources Corp.
BHD 243,500 21,766
Matrix Concepts Holdings BHD 91,800 31,205
Mi Technovation BHD 800 669
#MNRB Holdings BHD 38,900 24,389
ΩMR DIY Group M BHD 176,900 74,386
Nationgate Holdings BHD 169,200 31,527
*NEXG BHD 57,200 4,249
Padini Holdings BHD 50,700 18,766
Pecca Group BHD 20,000 7,453
#Perak Transit BHD 1,350 83
Petron Malaysia Refining &
Marketing BHD 300 333
Petronas Chemicals Group
BHD 35,600 53,066
#Petronas Dagangan BHD 23,000 116,867
#Public Bank BHD 122,400 144,236
RHB Bank BHD 90,391 185,266
#Sam Engineering &
Equipment M BHD 12,150 11,931
Scientex BHD 89,800 85,470
Sime Darby BHD 436,000 237,130
#Sime Darby Property BHD 245,700 87,849
SP Setia BHD Group 206,200 53,997
#Sports Toto BHD 144,888 49,251
Sunway BHD 68,500 92,794
#Sunway Construction Group
BHD 52,900 91,241
*Sunway Healthcare Holdings
BHD 6,850 3,260
Syarikat Takaful Malaysia
Keluarga BHD 42,100 35,194
#*Tanco Holdings BHD 61,900 24,314
Telekom Malaysia BHD 29,300 55,184
TIME dotCom BHD 87,500 133,073
#*Tropicana Corp. BHD 96,400 29,370
#Uchi Technologies BHD 27,500 19,388
#UEM Sunrise BHD 102,500 16,647
Velesto Energy BHD 624,600 53,472
ViTrox Corp. BHD 35,500 48,716
Wasco BHD 45,800 12,801
#*WCT Holdings BHD 4,800 574
#Wellcall Holdings BHD 1,600 495
#Westports Holdings BHD 47,062 67,545
Yinson Holdings BHD 164,131 88,440
#YTL Corp. BHD 196,039 100,697
#YTL Power International BHD 43,079 41,436
#Zetrix Ai BHD 1,119,695 231,185
TOTAL MALAYSIA 5,457,186
Shares Value †
MEXICO — (1.8%)
*Alpek SAB de CV, Class A 39,649 $ 28,301
Alsea SAB de CV 36,700 107,761
America Movil SAB de CV,
ADR 27,833 740,358
America Movil SAB de CV,
Class B 237,818 315,198
Arca Continental SAB de CV 18,700 224,107
Axtel SAB de CV 122,400 19,081
ΩBanco del Bajio SA 65,251 203,742
Becle SAB de CV 22,099 17,756
Bolsa Mexicana de Valores
SAB de CV 38,000 85,387
Coca-Cola Femsa SAB de CV 3,811 38,511
Coca-Cola Femsa SAB de CV,
Sponsored ADR 2,709 275,180
Consorcio ARA SAB de CV 13,100 3,449
Corp Inmobiliaria Vesta SAB
de CV 75,990 269,818
Corp Inmobiliaria Vesta SAB
de CV, ADR 170 6,052
Corporativo Fragua SAB de
CV, Class H 1,287 36,158
El Puerto de Liverpool SAB
de CV 15,665 92,530
Fomento Economico Mexicano
SAB de CV 3,572 42,111
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 2,972 351,409
#Genomma Lab Internacional
SAB de CV, Class B 107,900 101,541
Gentera SAB de CV 133,819 349,678
Gruma SAB de CV, Class B 10,846 187,761
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 32,482 430,008
Grupo Aeroportuario del
Centro Norte SAB de CV,
Sponsored ADR 1,598 169,404
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 1,490 37,285
#Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 2,946 742,009
Grupo Aeroportuario
del Sureste SAB de CV,
Sponsored ADR 1,186 362,726
#Grupo Bimbo SAB de CV,
Class A 104,038 353,368
#Grupo Carso SAB de CV 10,575 80,200
#Grupo Comercial Chedraui
SA de CV 38,100 222,547
Grupo Financiero Banorte SAB
de CV, Class O 92,909 1,006,337
Grupo Financiero Inbursa SAB
de CV, Class O 103,682 254,587
Grupo Herdez SAB de CV 13,054 49,601
Grupo Mexico SAB de CV,
Class B 106,541 1,163,239
*Grupo Nutrisa SAB de CV 13,054 2,929
#*Grupo Rotoplas SAB de CV 16,455 12,037

93
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
MEXICO — (Continued)
Grupo Televisa SAB 143,755 $ 81,761
*Industrias Penoles SAB de
CV 12,703 638,850
La Comer SAB de CV 37,946 86,025
Medica Sur SAB de CV, Class
B 200 680
Megacable Holdings SAB de
CV 62,453 218,079
*Ollamani SAB, Class A 4,859 21,365
Operadora De Sites
Mexicanos SAB de CV, Class
A 15,529 14,703
*Orbia Advance Corp. SAB
de CV 77,906 93,023
Organizacion Soriana SAB de
CV, Class B 500 956
Promotora y Operadora de
Infraestructura SAB de CV 16,925 267,328
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 3,177 36,284
#Qualitas Controladora SAB
de CV 17,732 176,399
Regional SAB de CV 28,452 239,158
Wal-Mart de Mexico SAB de
CV 189,498 595,915
TOTAL MEXICO 10,852,692
PERU — (0.1%)
Credicorp, Ltd. 1,932 626,296
Intercorp Financial Services,
Inc. 1,420 63,304
TOTAL PERU 689,600
PHILIPPINES — (0.3%)
ACEN Corp. 1,193,000 55,114
Alliance Global Group, Inc. 83,300 11,599
Apex Mining Co., Inc. 178,000 47,312
Asia United Bank Corp. 18,940 13,048
Ayala Corp. 4,720 35,902
Ayala Land, Inc. 97,100 23,850
Bank of the Philippine Islands 42,816 62,335
BDO Unibank, Inc. 69,947 129,938
Century Pacific Food, Inc. 45,500 21,094
China Banking Corp. 36,780 35,957
Converge Information and
Communications Technology
Solutions, Inc. 238,600 49,292
D&L Industries, Inc. 170,000 9,900
DigiPlus Interactive Corp. 118,200 26,111
DM Wenceslao and
Associates, Inc. 1,300 105
*DoubleDragon Corp. 2,700 422
Emperador, Inc. 47,700 11,810
Ginebra San Miguel, Inc.,
Class A 5,330 23,982
Globe Telecom, Inc. 1,025 27,461
GT Capital Holdings, Inc. 6,370 49,012
International Container
Terminal Services, Inc. 37,250 430,215
Shares Value †
PHILIPPINES — (Continued)
LT Group, Inc. 184,100 $ 44,921
Manila Electric Co. 3,380 35,848
Manila Water Co., Inc. 90,200 64,560
Megaworld Corp. 321,000 10,861
Metropolitan Bank & Trust Co. 34,960 38,102
ΩMonde Nissin Corp. 45,800 5,066
Nickel Asia Corp. 182,000 14,862
Petron Corp. 227,000 10,856
Philippine National Bank 13,330 12,468
Philippine Stock Exchange,
Inc. (The) 60 213
Puregold Price Club, Inc. 109,200 76,205
Rizal Commercial Banking
Corp. 2,400 898
Robinsons Retail Holdings,
Inc. 1,600 1,228
Security Bank Corp. 21,470 22,684
Shell Pilipinas Corp., Class A 64,000 9,182
SM Investments Corp. 3,430 33,812
Synergy Grid & Development
Phils, Inc. 85,000 31,525
Vista Land & Lifescapes, Inc.,
Class A 17,000 276
TOTAL PHILIPPINES 1,478,026
POLAND — (1.2%)
AB SA 1,741 60,441
Alior Bank SA 12,499 426,173
Ω*Allegro.eu SA 33,549 274,953
Amica SA 20 292
Apator SA 1,680 11,804
*Arctic Paper SA 776 1,411
ASBISc Enterprises PLC 4,107 72,705
Asseco Poland SA 9,434 473,208
Asseco South Eastern Europe
SA 2,492 41,609
Auto Partner SA 5,311 31,462
Bank Handlowy w Warszawie
SA 3,397 107,075
*Bank Millennium SA 25,017 123,038
Bank Polska Kasa Opieki SA 7,718 481,232
*Benefit Systems SA 209 230,341
BNPP Bank Polska SA 1,391 56,722
*Boryszew SA 416 564
Budimex SA 982 178,034
CD Projekt SA 2,394 181,789
*Celon Pharma SA 76 445
Cyber Folks SA 827 41,243
#*Cyfrowy Polsat SA 23,108 95,535
Develia SA 62,074 179,582
Ω*Dino Polska SA 19,876 175,573
Dom Development SA 949 67,722
Erste Bank Polska SA 1,138 193,147
*Fabryki Mebli Forte SA 92 506
Ferro SA, Class A 68 536
Grupa Kety SA 1,199 365,706
Grupa Pracuj SA Poland 2,278 27,805
Ω*HUUUGE, Inc. 5,930 36,844
ING Bank Slaski SA 1,891 204,345

94
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
POLAND — (Continued)
#Inter Cars SA 913 $ 185,900
*KGHM Polska Miedz SA 6,847 571,244
LPP SA 75 452,141
#*Lubawa SA 4,560 10,177
*mBank SA 618 194,370
Mirbud SA 7,020 21,373
#*Modivo SA 4,343 95,059
Neuca SA 186 36,386
NEWAG SA 2,298 70,661
Orange Polska SA 52,180 213,858
Pepco Group NV 17,469 155,225
PlayWay SA 174 11,698
*Polimex-Mostostal SA 3,038 6,675
Powszechna Kasa
Oszczednosci Bank Polski SA 7,327 191,058
Powszechny Zaklad
Ubezpieczen SA 20,870 365,717
Rainbow Tours SA 730 26,972
*Selvita SA 8 77
*Syn2bio SA 939 7,503
Synektik SA 939 74,304
*Tauron Polska Energia SA 93,037 242,654
TEN Square Games SA 711 21,040
#Text SA 1,621 17,427
Unimot SA, Class F 371 16,049
Voxel SA 675 18,580
*VRG SA 440 638
#Wirtualna Polska Holding SA 1,668 26,656
ΩXTB SA 9,069 254,873
TOTAL POLAND 7,430,157
QATAR — (0.5%)
Aamal Co. 184,739 39,373
Ahli Bank QSC 21,668 22,323
Al Meera Consumer Goods
Co. QSC 11,090 41,272
Al Rayan Bank 202,744 120,555
Barwa Real Estate Co. 169,416 109,578
Commercial Bank PSQC (The) 191,254 226,132
Doha Bank QPSC 263,349 195,288
*Estithmar Holding QPSC 80,559 87,285
Gulf International Services
QSC 175,867 100,371
Gulf Warehousing Co. 18,051 10,857
Lesha Bank LLC 41,560 22,087
Mannai Corp. QSC 21,081 29,992
*Mazaya Real Estate
Development QPSC 198,020 31,000
Medicare Group 19,895 30,135
Meeza QSTP LLC 15,543 13,831
Ooredoo QPSC 10,812 40,682
Qatar Fuel QSC 49,695 195,586
Qatar Industrial Manufacturing
Co. QSC 17,869 10,920
Qatar Insurance Co. SAQ 133,942 84,353
Qatar International Islamic
Bank QSC 62,257 193,388
Qatar Islamic Bank QPSC 30,012 183,155
Qatar Islamic Insurance Group 14,789 34,574
Shares Value †
QATAR — (Continued)
Qatar National Bank QPSC 225,866 $ 1,076,291
United Development Co. QSC 151,083 35,271
Vodafone Qatar PQSC 167,453 122,566
Zad Holding Co. 12,742 51,199
TOTAL QATAR 3,108,064
SAUDI ARABIA — (2.2%)
Ades Holding Co. 44,398 232,023
*AFG International Co 6,028 25,893
Al Babtain Power &
Telecommunication Co. 5,744 101,923
Al Hammadi Holding 6,811 47,834
Al Hassan Ghazi Ibrahim
Shaker Co. 1,173 4,964
Al Masane Al Kobra Mining
Co. 4,700 102,008
Al Rajhi Bank 107,670 1,967,945
*Al Rajhi Co. for Co-operative
Insurance 1,655 49,070
Alaseel Co. 240 238
Al-Dawaa Medical Services
Co. 5,223 65,174
Aldrees Petroleum and
Transport Services Co. 5,964 190,823
Alinma Bank 53,013 343,761
AlKhorayef Water & Power
Technologies Co. 2,667 89,599
Almawarid Manpower Co. 378 8,622
Alujain Corp. 3,062 24,591
Arab National Bank 44,882 258,007
*Arabian Drilling Co. 3,208 77,751
Arabian Internet &
Communications Services Co. 2,023 119,745
Arriyadh Development Co. 11,047 53,225
*ARTEX Industrial Investment
Co. 60 164
Astra Industrial Group Co. 2,741 103,048
Ataa Educational Co. 1,808 27,141
Bank AlBilad 68,235 455,931
Bank Al-Jazira 52,064 163,251
Banque Saudi Fransi 80,275 413,308
Basic Chemical Industries, Ltd. 40 276
*Bawan Co. 2,733 31,874
BinDawood Holding Co. 48,991 68,447
Bupa Arabia for Cooperative
Insurance Co. 3,688 179,459
Catrion Catering Holding Co. 4,977 93,422
Co. for Cooperative Insurance
(The) 9,511 330,178
Dallah Healthcare Co. 2,852 94,522
*Dar Al Arkan Real Estate
Development Co. 56,603 267,130
Dr Soliman Abdel Kader
Fakeeh Hospital Co. 1,781 17,257
Dr. Sulaiman Al Habib Medical
Services Group Co. 4,972 321,347
East Pipes Integrated Co. for
Industry 2,623 138,476
Electrical Industries Co. 54,725 264,980
Elm Co. 936 146,246

95
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
SAUDI ARABIA — (Continued)
*Emaar Economic City 18,264 $ 53,908
Etihad GO Telecom Co. 2,128 54,697
Gulf Insurance Group 1,475 9,816
*Herfy Food Services Co. 52 207
*Jabal Omar Development Co. 3,966 16,729
Jamjoom Pharmaceuticals
Factory Co. 1,818 75,328
Jarir Marketing Co. 89,653 359,759
*L'Azurde Co. for Jewelry 60 181
Maharah Human Resources
Co. 48,224 77,662
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 4,003 14,814
Middle East Healthcare Co. 4,278 42,113
Middle East Pharmaceutical
Co. 326 8,909
Modern Mills Co. 1,438 10,920
Mouwasat Medical Services
Co. 8,887 161,129
Nahdi Medical Co. 3,555 99,527
National Co. for Glass
Industries (The) 674 6,829
National Co. for Learning &
Education 1,401 44,042
National Gas &
Industrialization Co. 536 11,712
National Medical Care Co. 1,185 37,536
*Perfect Presentation For
Commercial Services Co. 4,692 8,770
*Rabigh Refining &
Petrochemical Co. 10,374 41,020
*Rasan Information
Technology Co. 3,111 117,290
*Red Sea International Co. 969 6,343
Retal Urban Development Co.,
Class A 29,526 116,592
Riyad Bank 99,109 548,330
Riyadh Cables Group Co. 3,474 122,639
SAL Saudi Logistics Services 2,907 127,426
Saudi Aramco Base Oil Co. 2,810 94,478
*Saudi Automotive Services
Co. 4,804 65,262
Saudi Awwal Bank 25,318 229,789
Saudi Basic Industries Corp. 10,885 177,765
Saudi Ceramic Co. 2,848 23,388
Saudi Chemical Co. Holding 37,070 82,828
Saudi Ground Services Co. 5,700 48,117
Saudi Industrial Investment
Group 16,338 60,769
Saudi Investment Bank (The) 27,192 96,066
Saudi Manpower Solutions Co. 28,736 42,830
*Saudi Marketing Co. 92 321
Saudi National Bank (The) 149,709 1,567,943
*Saudi Paper Manufacturing
Co. 1,524 23,588
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 4,883 40,882
Shares Value †
SAUDI ARABIA — (Continued)
*Saudi Public Transport Co. 3,419 $ 10,383
*Saudi Real Estate Co. 11,655 42,885
*Saudi Reinsurance Co. 9,793 69,299
*Saudi Research & Media
Group 3,014 61,879
Saudi Steel Pipe Co. 3,371 51,682
Saudi Tadawul Group Holding
Co. 1,187 41,903
Saudi Telecom Co. 40,940 475,277
Saudia Dairy & Foodstuff Co. 1,975 108,479
*Savola Group (The) 14,678 105,824
*Seera Group Holding 15,489 88,338
*Sinad Holding Co. 10,025 23,255
Sumou Real Estate Co. 840 6,746
Sustained Infrastructure
Holding Co. 2,719 25,041
*Takween Advanced Industries
Co. 108 151
Theeb Rent A Car Co. 5,544 42,454
United Electronics Co. 5,555 119,231
United International
Transportation Co. 2,224 24,621
TOTAL SAUDI ARABIA 12,905,355
SOUTH AFRICA — (2.6%)
Absa Group, Ltd. 19,631 273,917
Advtech, Ltd. 27,711 70,771
AECI, Ltd. 20,647 136,616
Altron, Ltd., Class A 31,431 42,347
Anglogold Ashanti PLC 17,539 1,643,930
Anglogold Ashanti PLC 1,594 148,083
Aspen Pharmacare Holdings,
Ltd. 16,358 136,153
Bid Corp., Ltd. 31,931 779,365
Bidvest Group, Ltd. 34,931 488,009
Blu Label Unlimited Group,
Ltd. 64,730 34,342
Capitec Bank Holdings, Ltd. 1,982 513,323
Cashbuild, Ltd., Class A 2,575 19,844
Clicks Group, Ltd. 25,042 393,999
Coronation Fund Managers,
Ltd. 27,525 73,345
DataTec, Ltd. 50,020 214,367
ΩDis-Chem Pharmacies, Ltd. 71,626 156,548
Discovery, Ltd. 21,852 338,143
DRDGOLD, Ltd. 4,535 12,340
DRDGOLD, Ltd., ADR 2,638 71,648
Famous Brands, Ltd. 3,888 12,444
Foschini Group, Ltd. 18,756 78,551
Gold Fields, Ltd. 837 35,685
Gold Fields, Ltd., Sponsored
ADR 39,390 1,673,287
Grindrod, Ltd. 45,618 61,325
Hudaco Industries, Ltd. 3,864 44,529
Impala Platinum Holdings, Ltd. 26,335 366,261
Investec, Ltd. 14,011 116,283
Invicta Holdings, Ltd. 296 656
Kumba Iron Ore, Ltd. 9,076 169,824
Lewis Group, Ltd. 1,891 9,625

96
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
SOUTH AFRICA — (Continued)
Life Healthcare Group
Holdings, Ltd. 110,836 $ 82,165
Momentum Group, Ltd. 115,561 261,915
Motus Holdings, Ltd. 19,584 130,673
Mpact, Ltd. 540 702
Mr. Price Group, Ltd. 26,074 243,565
MTN Group, Ltd. 100,565 1,258,568
*Nampak, Ltd. 515 15,219
Nedbank Group, Ltd. 18,982 303,644
*NEPI Rockcastle NV 61,075 515,663
Netcare, Ltd. 127,226 131,721
Ninety One, Ltd. 36,935 103,418
Northam Platinum Holdings,
Ltd. 14,972 286,889
Old Mutual, Ltd. 339,144 275,986
Omnia Holdings, Ltd. 24,853 143,582
OUTsurance Group, Ltd. 76,749 325,241
ΩPepkor Holdings, Ltd. 212,802 279,956
*Pick n Pay Stores, Ltd. 33,090 39,034
Raubex Group, Ltd. 10,877 33,400
Reunert, Ltd. 19,049 79,595
Sanlam, Ltd. 94,862 486,069
Santam, Ltd. 5,185 123,850
Shoprite Holdings, Ltd. 16,591 278,928
Sibanye Stillwater, Ltd. 145,529 432,840
Sibanye Stillwater, Ltd., ADR 10,680 128,374
*SPAR Group, Ltd. (The) 7,220 27,933
Spur Corp., Ltd. 5,549 13,956
Stadio Holdings, Ltd. 15,809 11,218
Standard Bank Group, Ltd. 10,726 205,843
Super Group, Ltd. 9,059 8,625
Tiger Brands, Ltd. 5,650 98,114
Truworths International, Ltd. 17,047 52,846
Valterra Platinum, Ltd. 4,222 337,507
Vodacom Group, Ltd. 20,836 176,307
We Buy Cars Holdings, Ltd. 24,424 55,575
Wilson Bayly Holmes-Ovcon,
Ltd. 7,013 72,120
Woolworths Holdings, Ltd. 65,848 205,745
Zeda, Ltd. 8,402 7,295
TOTAL SOUTH AFRICA 15,349,641
TAIWAN — (23.6%)
91APP, Inc. 8,000 16,538
Aaeon Technology, Inc. 6,000 23,008
Ability Enterprise Co., Ltd. 27,864 68,947
#AcBel Polytech, Inc. 91,886 137,316
Accton Technology Corp. 29,000 2,086,825
#Acer, Inc. 579,000 504,360
#ACES Electronic Co., Ltd. 24,000 65,975
*Acon Holding, Inc. 6,000 1,324
Acter Group Corp., Ltd. 19,000 494,721
Action Electronics Co., Ltd. 21,000 8,417
#ADATA Technology Co., Ltd. 40,867 562,357
Addcn Technology Co., Ltd. 4,295 20,943
Adlink Technology, Inc. 9,000 21,304
#Advanced Energy Solution
Holding Co., Ltd. 4,000 139,500
Shares Value †
TAIWAN — (Continued)
Advanced International
Multitech Co., Ltd. 13,000 $ 24,166
Advanced Power Electronics
Corp. 24,000 89,760
Advancetek Enterprise Co.,
Ltd. 48,000 39,691
Advantech Co., Ltd. 37,399 424,338
#AIC, Inc. 3,280 69,152
Airoha Technology Corp. 5,000 86,951
Airtac International Group 8,000 367,372
Alchip Technologies, Ltd. 8,000 1,044,044
Alexander Marine Co., Ltd. 4,000 21,272
All Ring Tech Co., Ltd., Class
A 10,564 403,429
Allied Supreme Corp. 9,000 62,917
Allis Electric Co., Ltd. 26,422 91,730
Alltek Technology Corp. 42,000 69,195
Alltop Technology Co., Ltd. 6,000 62,491
Alpha Networks, Inc. 36,000 38,176
Altek Corp. 48,951 62,262
Amazing Microelectronic Corp. 14,000 34,200
Ampire Co., Ltd. 3,000 2,391
AMPOC Far-East Co., Ltd. 8,864 34,410
#AmTRAN Technology Co.,
Ltd. 79,191 105,223
Anderson Industrial Corp. 22,000 19,997
*Anji Technology Co., Ltd. 1,000 1,054
Anpec Electronics Corp. 6,000 44,596
Apac Opto Electronics, Inc. 7,000 47,279
Apacer Technology, Inc. 17,000 118,039
APAQ Technology Co., Ltd. 3,000 15,291
Apex Biotechnology Corp. 4,000 3,604
ARBOR Technology Corp. 4,000 6,577
Arcadyan Technology Corp. 15,000 75,273
Argosy Research, Inc. 7,000 36,785
ASE Technology Holding Co.,
Ltd. 111,000 1,674,573
#ASE Technology Holding Co.,
Ltd., ADR 18,370 577,002
Asia Electronic Material Co.,
Ltd. 8,000 11,084
#Asia Optical Co., Inc. 22,000 96,167
Asia Polymer Corp. 43,000 20,425
Asia Tech Image, Inc. 8,000 18,154
Asia Vital Components Co.,
Ltd. 30,337 2,714,431
ASIX Electronics Corp. 3,000 9,752
ASMedia Technology, Inc. 4,000 172,324
*ASolid Technology Co., Ltd. 6,000 16,589
ASPEED Technology, Inc. 4,000 2,079,881
ASROCK, Inc. 5,000 37,163
Asustek Computer, Inc. 40,000 733,482
ATE Energy International Co.,
Ltd. 7,767 5,859
Aten International Co., Ltd. 12,000 26,208
AURAS Technology Co., Ltd. 7,000 251,858
Avalue Technology, Inc. 6,000 17,176
Avermedia Technologies 11,000 16,369
Axiomtek Co., Ltd. 6,000 20,452

97
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TAIWAN — (Continued)
Azurewave Technologies, Inc. 9,000 $ 17,213
Bafang Yunji International Co.,
Ltd. 2,000 11,204
Bank of Kaohsiung Co., Ltd. 26,780 10,016
BenQ Materials Corp. 20,000 16,317
*BES Engineering Corp. 287,782 118,530
#*Bin Chuan Enterprise Co.,
Ltd. 10,000 18,242
*Biostar Microtech
International Corp. 36,000 48,232
Bioteque Corp. 3,000 10,936
Bizlink Holding, Inc. 10,137 886,222
Bora Pharmaceuticals Co., Ltd. 4,799 61,796
Brightek Optoelectronic Co.,
Ltd. 8,000 10,718
Brighton-Best International
Taiwan, Inc. 68,000 72,326
Brillian Network & Automation
Integrated System Co., Ltd. 5,000 69,750
Brogent Technologies, Inc. 4,156 12,212
C Sun Manufacturing, Ltd. 10,000 192,208
Capital Securities Corp. 117,000 103,579
Castles Technology Co., Ltd. 27,562 41,450
Caswell, Inc. 4,000 10,226
Cathay Financial Holding Co.,
Ltd. 410,979 1,001,360
Cathay Real Estate
Development Co., Ltd. 80,000 58,451
*CCP Contact Probes Co., Ltd. 9,309 81,677
Celxpert Energy Corp. 26,000 27,613
Cenra, Inc. 9,500 9,505
Central Reinsurance Co., Ltd. 58,284 55,461
#Century Iron & Steel
Industrial Co., Ltd. 26,000 82,880
Chaintech Technology Corp. 1,000 956
Chang Hwa Commercial Bank,
Ltd. 481,658 321,516
Chang Wah Technology Co.,
Ltd. 31,000 50,485
Channel Well Technology Co.,
Ltd. 52,000 91,086
CHC Healthcare Group 30,000 27,506
Chen Full International Co.,
Ltd. 7,000 13,896
Chenbro Micom Co., Ltd. 6,000 213,985
Cheng Fwa Industrial Co., Ltd. 28,000 15,642
*Cheng Mei Materials
Technology Corp. 35,699 43,941
Cheng Shin Rubber Industry
Co., Ltd. 140,000 137,859
Cheng Uei Precision Industry
Co., Ltd. 21,000 24,523
Chenming Electronic
Technology Corp. 10,000 32,981
Chia Chang Co., Ltd. 9,000 10,766
Chicony Electronics Co., Ltd. 68,000 265,051
Chicony Power Technology
Co., Ltd. 17,000 43,460
China Bills Finance Corp. 80,000 42,418
Shares Value †
TAIWAN — (Continued)
*China Man-Made Fiber Corp. 143,000 $ 29,562
China Metal Products 40,000 26,322
#China Motor Corp. 34,000 58,054
China Steel Chemical Corp. 17,000 42,011
China Wire & Cable Co., Ltd. 3,000 3,020
Ching Feng Home Fashions
Co., Ltd. 1,000 576
Chlitina Holding, Ltd. 7,000 23,529
Chong Hong Development
Co., Ltd. 26,614 65,350
Chroma ATE, Inc. 32,000 2,141,110
Chun Yuan Steel Industry Co.,
Ltd. 71,000 55,461
*Chung Hung Steel Corp. 87,000 48,326
Chung Hwa Chemical
Industrial Works, Ltd. 9,000 23,150
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 88,000 412,441
Chunghwa Precision Test
Tech Co., Ltd. 2,000 217,141
Chunghwa Telecom Co., Ltd. 1,000 4,292
#Chunghwa Telecom Co., Ltd.,
Sponsored ADR 8,197 355,258
Cleanaway Co., Ltd. 50,000 43,791
#Compal Electronics, Inc. 439,000 401,805
Compucase Enterprise 8,000 16,159
Concord Securities Co., Ltd. 29,700 18,232
Continental Holdings Corp. 46,000 30,125
Contrel Technology Co., Ltd. 18,000 59,083
Coremax Corp. 13,528 36,206
Coretronic Corp. 33,000 68,844
Crowell Development Corp. 24,450 17,362
CTBC Financial Holding Co.,
Ltd. 768,000 1,267,699
CTCI Corp. 98,612 114,377
CviLux Corp. 14,450 57,007
CyberPower Systems, Inc. 4,200 24,722
*CyberTAN Technology, Inc. 46,000 36,150
DA CIN Construction Co., Ltd. 36,200 82,375
Da-Li Development Co., Ltd. 37,710 54,153
Darwin Precisions Corp. 48,600 19,634
Daxin Materials Corp. 9,000 126,260
De Licacy Industrial Co., Ltd. 1,106 349
Delpha Construction Co., Ltd. 20,000 13,161
Delta Electronics, Inc. 52,000 3,553,157
Depo Auto Parts Ind Co., Ltd. 11,000 43,223
Dimerco Data System Corp. 7,000 20,723
Dimerco Express Corp. 15,500 38,157
D-Link Corp. 117,000 51,143
Drewloong Precision, Inc. 1,025 4,675
#Dynapack International
Technology Corp. 16,000 182,045
#E Ink Holdings, Inc. 66,000 286,418
E.Sun Financial Holding Co.,
Ltd. 620,466 623,707
Eastech Holding, Ltd. 4,000 9,670
Eastern Media International
Corp. 20,710 13,203

98
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TAIWAN — (Continued)
#Eclat Textile Co., Ltd. 12,000 $ 126,687
Edimax Technology Co., Ltd. 18,000 8,323
Edison Opto Corp. 10,000 7,370
*Edom Technology Co., Ltd. 26,000 31,306
*Egis Technology, Inc. 10,000 38,505
Elan Microelectronics Corp. 37,000 159,400
E-Lead Electronic Co., Ltd. 4,000 6,956
E-LIFE MALL Corp. 5,000 7,890
#Elite Advanced Laser Corp. 15,000 142,972
Elite Material Co., Ltd. 22,000 3,155,802
Elite Semiconductor
Microelectronics Technology,
Inc. 4,000 21,398
Elitegroup Computer Systems
Co., Ltd. 49,000 31,780
#eMemory Technology, Inc. 6,000 737,585
Emerging Display
Technologies Corp. 11,000 7,950
Ennoconn Corp. 19,000 193,091
EOI Investment Holdings Co.,
Ltd. 21,000 12,924
Eson Precision Ind Co., Ltd. 15,000 49,946
Eternal Materials Co., Ltd. 135,000 336,174
Ever Supreme Bio Technology
Co., Ltd. 3,409 13,826
Evergreen Aviation
Technologies Corp. 17,000 82,091
Evergreen International
Storage & Transport Corp. 34,000 50,918
EVERGREEN Steel Corp. 37,000 113,857
#Everlight Chemical Industrial
Corp. 75,000 133,740
Everlight Electronics Co., Ltd. 40,000 89,760
Evertop Wire Cable Corp. 2,000 1,398
Excelsior Medical Co., Ltd. 18,033 40,637
Far Eastern Department
Stores, Ltd. 40,000 28,026
Far Eastern International Bank 432,398 167,176
Far Eastern New Century
Corp. 128,000 104,026
Far EasTone
Telecommunications Co., Ltd. 104,000 310,183
#Faraday Technology Corp. 27,004 143,183
Farglory F T Z Investment
Holding Co., Ltd. 20,644 30,297
Farglory Land Development
Co., Ltd. 43,000 93,370
Feedback Technology Corp. 4,320 26,178
Feng Hsin Steel Co., Ltd. 15,000 28,831
Feng TAY Enterprise Co., Ltd. 32,520 71,948
FIC Global, Inc. 9,000 18,691
Firich Enterprises Co., Ltd. 35,000 24,689
First Copper Technology Co.,
Ltd. 28,000 33,139
First Financial Holding Co.,
Ltd. 487,853 444,210
First Insurance Co., Ltd. (The) 18,000 14,827
FIT Holding Co., Ltd. 29,000 18,168
*Fittech Co., Ltd. 5,253 25,117
Shares Value †
TAIWAN — (Continued)
*FLEXium Interconnect, Inc. 55,000 $ 114,220
Flytech Technology Co., Ltd. 18,000 61,355
FocalTech Systems Co., Ltd. 48,000 75,898
Forcecon Tech Co., Ltd. 9,329 27,323
Formosa International Hotels
Corp. 4,000 21,272
Formosa Petrochemical Corp. 19,000 33,821
Formosan Union Chemical
Corp. 39,000 22,956
Fortune Electric Co., Ltd. 22,570 632,554
Fositek Corp. 3,000 195,995
Founding Construction &
Development Co., Ltd. 31,000 13,991
Foxsemicon Integrated
Technology, Inc. 10,000 97,682
Froch Enterprise Co., Ltd. 19,000 9,565
Fu Chun Shin Machinery
Manufacture Co., Ltd. 14,000 11,179
Fu Hua Innovation Co., Ltd. 55,531 24,361
Fubon Financial Holding Co.,
Ltd. 468,310 1,330,237
Fulgent Sun International
Holding Co., Ltd. 11,433 27,965
Fusheng Precision Co., Ltd. 6,000 47,531
G Shank Enterprise Co., Ltd. 21,353 78,849
Gallant Precision Machining
Co., Ltd. 19,000 77,656
#Gamania Digital
Entertainment Co., Ltd. 18,000 22,326
*GCS Holdings, Inc. 6,252 133,389
Gemtek Technology Corp. 74,000 80,109
*General Interface Solution
GIS Holding, Ltd. 46,000 110,628
Genesys Logic, Inc. 9,000 28,036
Genius Electronic Optical Co.,
Ltd. 9,000 144,582
GeoVision, Inc. 2,670 4,550
Getac Holdings Corp. 54,000 166,340
GFC, Ltd. 4,000 14,771
#Gigabyte Technology Co.,
Ltd. 74,000 637,599
*Gigastorage Corp. 59,000 56,887
Global Unichip Corp. 8,000 1,075,605
Globaltek Fabrication Co., Ltd. 4,000 8,484
Globe Union Industrial Corp. 10,111 2,958
Gloria Material Technology
Corp. 59,000 59,960
GMI Technology, Inc. 26,360 33,944
Goldsun Building Materials
Co., Ltd. 137,000 152,417
Good Finance Securities Co.,
Ltd. 16,000 16,690
Gordon Auto Body Parts 4,000 3,554
Gourmet Master Co., Ltd. 4,000 8,017
Grand Fortune Securities Co.,
Ltd. 16,000 7,751
*Grand Pacific Petrochemical 81,000 31,444
Grand Process Technology
Corp. 1,000 93,105

99
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TAIWAN — (Continued)
Grape King Bio, Ltd. 14,000 $ 49,709
Great Tree Pharmacy Co., Ltd. 3,000 7,300
Green World FinTech Service
Co., Ltd. 8,000 12,094
Group Up Industrial Co., Ltd. 1,000 14,660
GTM Holdings Corp. 12,000 11,229
#Gudeng Precision Industrial
Co., Ltd. 7,000 118,638
*Harvatek Corp. 11,000 8,714
Heran Co., Ltd. 4,800 7,953
Hey Song Corp. 29,000 32,263
Highwealth Construction Corp. 165,925 210,257
*Hitron Technology, Inc. 12,000 11,457
Hiwin Mikrosystem Corp. 6,000 42,039
Hiwin Technologies Corp. 19,000 187,394
Hiyes International Co., Ltd. 13,000 29,172
Hocheng Corp. 10,000 5,492
Hold-Key Electric Wire & Cable
Co., Ltd. 11,000 13,366
*Holtek Semiconductor, Inc. 18,000 30,791
#Holy Stone Enterprise Co.,
Ltd. 24,200 162,303
Hon Hai Precision Industry
Co., Ltd. 462,000 3,200,587
Honey Hope Honesty
Enterprise Co., Ltd. 18,000 48,516
Hong Pu Real Estate
Development Co., Ltd. 29,000 19,724
Hong TAI Electric Industrial 12,000 13,502
Hotai Motor Co., Ltd. 29,060 437,030
Hsin Kuang Steel Co., Ltd. 26,000 33,357
Hu Lane Associate, Inc. 6,300 21,375
HUA ENG Wire & Cable Co.,
Ltd. 40,000 41,282
Hua Jung Components Co.,
Ltd. 19,000 14,722
Hua Nan Financial Holdings
Co., Ltd. 394,819 399,373
Huaku Development Co., Ltd. 55,610 221,145
Huang Hsiang Construction
Corp. 9,015 10,670
Hung Ching Development &
Construction Co., Ltd. 21,000 22,568
Hung Sheng Construction, Ltd. 40,000 24,050
Hwacom Systems, Inc. 14,000 24,656
#Hwang Chang General
Contractor Co., Ltd. 18,944 27,922
Ibase Technology, Inc. 17,000 22,293
IBF Financial Holdings Co.,
Ltd. 211,951 96,997
*IC Plus Corp. 7,000 14,957
Ichia Technologies, Inc. 45,000 99,702
I-Chiun Precision Industry Co.,
Ltd. 20,000 170,746
In Win Development, Inc. 3,000 8,342
Innodisk Corp. 7,059 277,374
Inpaq Technology Co., Ltd. 14,000 33,316
Insyde Software Corp. 3,600 35,165
Shares Value †
TAIWAN — (Continued)
Integrated Service Technology,
Inc. 16,000 $ 100,491
International Games System
Co., Ltd. 38,000 897,095
#Inventec Corp. 258,000 373,754
#Iron Force Industrial Co., Ltd. 8,000 22,017
I-Sheng Electric Wire & Cable
Co., Ltd., Class F 7,000 10,549
ITE Technology, Inc. 12,000 46,963
Jean Co., Ltd. 15,487 8,920
Jentech Precision Industrial
Co., Ltd. 6,000 1,018,795
Jetwell Computer Co., Ltd. 2,240 12,160
Johnson Health Tech Co., Ltd. 13,000 50,056
JPC connectivity, Inc. 8,000 52,518
JPP Holding Co., Ltd. 4,000 43,302
JSL Construction &
Development Co., Ltd. 15,582 26,606
Kaori Heat Treatment Co., Ltd. 4,000 157,806
KEE TAI Properties Co., Ltd. 31,465 9,692
Kerry TJ Logistics Co., Ltd. 22,000 21,004
Keystone Microtech Corp. 1,000 67,067
KGI Financial Holding Co., Ltd. 1,872,480 1,270,600
#Kindom Development Co.,
Ltd. 34,900 32,439
King Slide Works Co., Ltd. 3,000 370,213
Kinik Co. 6,000 102,258
#Kinpo Electronics 133,000 116,065
KMC Kuei Meng International,
Inc. 7,000 17,851
KNH Enterprise Co., Ltd. 8,000 3,598
*KS Terminals, Inc. 10,000 17,264
Kung Long Batteries Industrial
Co., Ltd. 1,000 3,882
*Kung Sing Engineering Corp. 75,000 26,866
Kuo Toong International Co.,
Ltd. 31,000 49,018
*Kuo Yang Construction Co.,
Ltd. 31,000 17,318
Kwong Lung Enterprise Co.,
Ltd. 9,000 13,450
L&K Engineering Co., Ltd. 25,571 540,724
La Kaffa International Co., Ltd. 1,000 2,064
Largan Precision Co., Ltd. 7,000 555,634
Lelon Electronics Corp. 19,000 105,840
Leo Systems, Inc. 17,000 17,599
*Leofoo Development Co., Ltd. 5,000 2,627
Lian HWA Food Corp. 11,561 31,671
#Lien Hwa Industrial Holdings
Corp. 91,209 118,889
Line Pay Taiwan, Ltd. 2,000 17,769
#Lite-On Technology Corp. 114,000 597,264
Long Da Construction &
Development Corp. 39,000 40,065
Longwell Co. 13,000 117,139
Loop Telecommunication
International, Inc. 5,000 9,484
Lotes Co., Ltd. 8,051 664,469
Lotus Pharmaceutical Co., Ltd. 10,000 69,750

100
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TAIWAN — (Continued)
Loyalty Founder Enterprise
Co., Ltd. 19,000 $ 14,992
Lumax International Corp., Ltd. 9,000 32,808
*Lung Yen Life Service Corp. 17,000 23,635
Lungteh Shipbuilding Co., Ltd. 6,000 25,754
Luxe Green Energy
Technology Co., Ltd. 2,060 1,411
#LuxNet Corp. 9,205 176,927
M3 Technology, Inc. 1,000 2,777
Machvision, Inc. 3,300 90,925
Makalot Industrial Co., Ltd. 22,300 148,857
Marketech International Corp. 12,000 143,161
Mechema Chemicals
International Corp. 5,000 13,177
MediaTek, Inc. 43,000 3,542,111
Mega Financial Holding Co.,
Ltd. 394,582 486,931
Mega Union Technology, Inc. 2,000 57,000
*Mercuries & Associates
Holding, Ltd. 71,000 30,699
Mercuries Data Systems, Ltd. 3,152 2,099
*Mercuries Life Insurance Co.,
Ltd. 397,848 96,811
Merida Industry Co., Ltd. 15,000 27,411
Merry Electronics Co., Ltd. 40,241 109,225
METAAGE Corp. 25,000 36,059
*Microbio Co., Ltd. 28,000 13,698
#Micro-Star International Co.,
Ltd. 69,000 212,763
Mildef Crete, Inc. 10,000 32,981
MIN AIK Technology Co., Ltd. 24,000 21,247
Mirle Automation Corp. 6,220 22,281
Momo.com, Inc. 13,000 69,955
*MOSA Industrial Corp. 13,331 7,657
MPI Corp. 17,000 2,642,459
MSSCORPS Co., Ltd. 4,320 115,893
My Humble House Hospitality
Management Consulting 2,000 2,178
Nak Sealing Technologies
Corp. 9,000 33,092
Nan Juen International Co.,
Ltd. 1,000 21,399
Nan Kang Rubber Tire Co.,
Ltd. 27,920 29,476
Nan Pao Resins Chemical
Co., Ltd. 8,000 90,517
Nan Ya Plastics Corp. 227,000 641,929
Nang Kuang Pharmaceutical
Co., Ltd. 2,000 2,115
National Petroleum Co., Ltd.,
Class A 5,000 8,900
Netronix, Inc. 5,000 13,745
*New Asia Construction &
Development Corp. 20,000 8,616
Nichidenbo Corp. 46,000 139,810
#Nien Made Enterprise Co.,
Ltd. 11,000 121,858
Niko Semiconductor Co., Ltd. 8,888 15,625
Shares Value †
TAIWAN — (Continued)
North-Star International Co.,
Ltd. 9,252 $ 5,796
Novatek Microelectronics
Corp. 62,000 800,328
#Nuvoton Technology Corp. 22,000 102,416
O-Bank Co., Ltd. 148,000 47,178
Ocean Plastics Co., Ltd. 13,000 12,473
Orient Semiconductor
Electronics, Ltd. 42,000 72,774
*Oriental Union Chemical
Corp. 80,000 32,824
O-TA Precision Industry Co.,
Ltd. 5,000 10,841
Pacific Hospital Supply Co.,
Ltd. 1,000 2,509
Pan German Universal Motors,
Ltd. 3,000 20,120
Pan Jit International, Inc. 25,000 79,692
Pan-International Industrial
Corp. 50,000 78,193
Parade Technologies, Ltd. 6,000 108,886
Parpro Corp. 2,000 3,888
PCL Technologies, Inc. 11,000 75,510
Pegatron Corp. 259,000 672,749
Pegavision Corp. 2,000 17,643
PharmaEngine, Inc. 23,000 39,852
PharmaEssentia Corp. 24,975 521,027
*Phihong Technology Co., Ltd. 42,000 31,747
Phison Electronics Corp. 12,000 719,595
Pixart Imaging, Inc. 13,000 85,136
Planet Technology Corp. 5,000 21,935
Podak Co., Ltd. 7,000 9,467
Posiflex Technology, Inc. 12,000 69,687
Powertech Technology, Inc. 66,000 422,857
Poya International Co., Ltd. 4,080 74,042
#President Chain Store Corp. 72,000 509,019
Primax Electronics, Ltd. 62,000 143,433
Prince Housing &
Development Corp. 109,000 27,487
Promate Electronic Co., Ltd. 32,399 49,031
Qisda Corp. 114,600 86,444
QST International Corp. 7,699 10,983
Qualipoly Chemical Corp. 8,000 46,711
Quang Viet Enterprise Co.,
Ltd. 4,292 7,545
#Quanta Computer, Inc. 148,000 1,459,704
Quanta Storage, Inc. 14,000 36,851
*Quintain Steel Co., Ltd. 32,000 8,706
#Radiant Opto-Electronics
Corp. 44,000 138,453
*Radium Life Tech Co., Ltd. 71,209 23,261
Raydium Semiconductor Corp. 16,000 118,670
#Realtek Semiconductor Corp. 53,000 898,263
Rechi Precision Co., Ltd. 51,000 36,860
Rexon Industrial Corp., Ltd. 17,000 11,750
Rich Development Co., Ltd. 86,520 20,070
RichWave Technology Corp. 8,000 29,289
RiTdisplay Corp. 10,020 10,515
*Ritek Corp. 103,000 40,472

101
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TAIWAN — (Continued)
Ruby Tech Corp. 1,030 $ 1,999
Run Long Construction Co.,
Ltd. 22,860 20,707
Sakura Development Co., Ltd. 37,737 48,832
Sampo Corp. 18,000 13,010
San Fang Chemical Industry
Co., Ltd. 26,000 26,013
San Fu Chemical Co., Ltd. 4,000 18,810
Sanyang Motor Co., Ltd. 60,000 105,099
Scientech Corp. 4,000 99,986
SciVision Biotech, Inc. 1,000 1,815
SDI Corp. 18,000 87,488
Senao Networks, Inc. 3,000 10,178
*Sensortek Technology Corp. 3,000 14,297
Sercomm Corp. 18,000 43,460
Sesoda Corp. 31,000 40,897
Shanghai Commercial &
Savings Bank, Ltd. (The) 344,000 423,968
Sharehope Medicine Co., Ltd. 5,732 3,889
ShenMao Technology, Inc. 16,000 54,790
Shieh Yih Machinery Industry
Co., Ltd. 7,000 6,871
Shihlin Electric & Engineering
Corp. 24,000 143,540
*Shihlin Paper Corp. 8,000 12,486
Shin HAI Gas Corp. 7,000 10,914
Shin Ruenn Development Co.,
Ltd. 15,594 19,687
#Shin Zu Shing Co., Ltd. 18,383 118,359
Shinfox Energy Co., Ltd. 2,000 1,430
*Shining Building Business
Co., Ltd. 31,000 8,111
Shinkong Insurance Co., Ltd. 24,000 100,743
Shinkong Synthetic Fibers
Corp. 124,000 65,748
Shiny Chemical Industrial Co.,
Ltd. 14,400 75,898
Shuttle, Inc. 32,000 15,099
Sigurd Microelectronics Corp. 49,000 278,370
Silergy Corp. 34,000 458,205
Simplo Technology Co., Ltd. 21,000 236,946
Sinbon Electronics Co., Ltd. 28,000 250,533
Sinmag Equipment Corp. 3,000 11,646
Sino-American Silicon
Products, Inc. 48,000 203,001
Sinon Corp. 48,000 63,930
SinoPac Financial Holdings
Co., Ltd. 632,170 617,515
Sinphar Pharmaceutical Co.,
Ltd. 10,500 10,439
Sinyi Realty, Inc. 24,000 15,149
Sitronix Technology Corp. 17,000 123,404
Solar Applied Materials
Technology Corp. 109,000 569,348
Sonix Technology Co., Ltd. 15,000 19,884
Southeast Cement Co., Ltd. 16,000 7,777
Speed Tech Corp. 25,320 29,048
Sporton International, Inc. 10,200 71,145
St. Shine Optical Co., Ltd. 6,000 19,599
Shares Value †
TAIWAN — (Continued)
Standard Chemical &
Pharmaceutical Co., Ltd. 6,000 $ 11,551
Standard Foods Corp. 59,000 53,908
Stark Technology, Inc. 14,000 63,185
S-Tech Corp. 1,000 619
*Sun Yad Construction Co.,
Ltd. 42,992 14,926
*Sunko INK Co., Ltd. 17,000 12,984
SunMax Biotechnology Co.,
Ltd. 2,000 24,491
Sunonwealth Electric Machine
Industry Co., Ltd. 33,188 151,881
Sunplus Innovation
Technology, Inc. 2,053 10,594
*Sunplus Technology Co., Ltd. 82,000 62,371
Sunrex Technology Corp. 18,000 23,008
Superalloy Industrial Co., Ltd. 9,000 11,774
Supreme Electronics Co., Ltd. 109,564 282,516
Swancor Holding Co., Ltd. 12,000 44,122
Sweeten Real Estate
Development Co., Ltd. 12,840 9,321
Symtek Automation Asia Co.,
Ltd. 1,038 5,766
Synmosa Biopharma Corp. 52,561 51,094
#Synnex Technology
International Corp. 170,000 442,645
Syscom Computer Engineering
Co. 3,000 5,066
Systex Corp. 26,000 98,471
TA Chen Stainless Pipe 308,832 367,466
Ta Liang Technology Co., Ltd. 1,000 27,174
Ta Ya Electric Wire & Cable 165,885 168,584
TA-I Technology Co., Ltd. 15,000 32,382
Tai Tung Communication Co.,
Ltd. 24,000 14,657
Taichung Commercial Bank
Co., Ltd. 274,710 172,103
TaiDoc Technology Corp. 8,000 31,561
Taiflex Scientific Co., Ltd. 31,689 136,519
Taimide Tech, Inc. 4,000 13,129
TaiSol Electronics Co., Ltd. 10,000 23,418
Taita Chemical Co., Ltd. 30,000 19,694
Taiwan Business Bank 516,917 266,742
*Taiwan Chinsan Electronic
Industrial Co., Ltd. 14,000 25,893
Taiwan Cooperative Financial
Holding Co., Ltd. 709,587 513,974
Taiwan Fertilizer Co., Ltd. 39,000 62,406
*Taiwan Fire & Marine
Insurance Co., Ltd. 14,700 24,264
Taiwan FU Hsing Industrial
Co., Ltd. 18,400 25,523
Taiwan High Speed Rail Corp. 101,000 84,474
Taiwan Hon Chuan Enterprise
Co., Ltd. 31,689 111,516
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 42,922 54,051
Taiwan Line Tek Electronic 2,000 1,332
*Taiwan Mask Corp. 30,588 45,373

102
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TAIWAN — (Continued)
Taiwan Mobile Co., Ltd. 166,000 $ 584,166
Taiwan Sakura Corp. 15,000 39,388
Taiwan Secom Co., Ltd. 27,000 96,293
Taiwan Semiconductor Co.,
Ltd. 37,000 73,336
Taiwan Semiconductor
Manufacturing Co., Ltd. 612,000 41,238,460
Taiwan Surface Mounting
Technology Corp. 26,000 137,859
Taiwan Union Technology
Corp. 26,000 828,796
#Tatung Co., Ltd. 208,800 199,017
*TBI Motion Technology Co.,
Ltd. 7,000 15,134
TCI Co., Ltd. 17,000 63,580
Teco Electric and Machinery
Co., Ltd. 76,000 149,676
Tehmag Foods Corp. 3,000 25,896
#Test Research, Inc. 16,000 172,955
Ton Yi Industrial Corp. 95,000 52,620
Tong Hsing Electronic
Industries, Ltd. 22,700 123,944
Tong Yang Industry Co., Ltd. 24,000 56,659
#*Tong-Tai Machine & Tool
Co., Ltd. 61,000 70,752
Topco Scientific Co., Ltd. 21,231 272,051
Topco Technologies Corp. 10,000 36,138
Topkey Corp. 4,000 18,874
Topoint Technology Co., Ltd. 13,205 167,748
Trade-Van Information
Services Co. 5,000 14,550
Transcend Information, Inc. 16,000 127,507
Transcom, Inc. 5,720 23,740
Trigold Holdings, Ltd. 8,000 20,830
Triocean Industrial Corp. Co.,
Ltd. 4,000 11,274
Trusval Technology Co., Ltd. 4,299 36,091
*TS Financial Holding Co., Ltd. 174,153 51,777
TS Financial Holding Co., Ltd. 1,068,801 802,836
TSC Auto ID Technology Co.,
Ltd. 2,000 11,899
TSRC Corp. 49,000 30,389
TTY Biopharm Co., Ltd. 12,000 28,102
Tung Ho Steel Enterprise
Corp. 67,000 137,872
TURVO International Co., Ltd. 3,000 28,405
TYC Brother Industrial Co.,
Ltd. 15,000 14,652
*Tycoons Group Enterprise 702 180
U-BEST Innovative
Technology Co., Ltd. 34,000 15,882
UDE Corp. 24,000 101,501
Ultra Chip, Inc. 6,000 9,061
Unic Technology Corp. 14,000 13,896
Union Bank Of Taiwan 82,661 52,178
Union Insurance Co., Ltd. 5,000 4,789
Uni-President Enterprises
Corp. 609,000 1,331,998
United Alloy-Tech Co. 33,872 78,254
Shares Value †
TAIWAN — (Continued)
United Integrated Services
Co., Ltd. 33,000 $ 989,443
United Orthopedic Corp. 7,000 21,739
Univacco Technology, Inc. 7,000 10,825
Universal Cement Corp. 59,200 52,970
Universal Microwave
Technology, Inc. 3,000 146,759
*UPC Technology Corp. 159,000 55,702
UPI Semiconductor Corp. 6,000 32,192
USI Corp. 128,000 57,972
*Usun Technology Co., Ltd. 6,000 16,607
Utechzone Co., Ltd. 12,000 92,032
UVAT Technology Co., Ltd. 3,000 8,133
#Ventec International Group
Co., Ltd. 10,000 69,119
Via Technologies, Inc. 28,000 69,460
Visco Vision, Inc. 6,000 42,892
#VisEra Technologies Co., Ltd. 13,000 236,330
Visual Photonics Epitaxy Co.,
Ltd. 37,000 405,798
Voltronic Power Technology
Corp. 10,000 243,652
Waffer Technology Corp. 10,000 13,634
Wah Lee Industrial Corp. 26,000 108,728
Walsin Lihwa Corp. 266,923 253,996
Weikeng Industrial Co., Ltd. 103,000 116,216
Weltrend Semiconductor 27,000 61,951
Wendell Industrial Co., Ltd. 2,000 13,761
Wholetech System Hitech, Ltd. 9,000 36,643
Winmate, Inc. 3,000 14,913
WinWay Technology Co., Ltd. 1,000 327,763
Wisdom Marine Lines Co., Ltd. 57,000 128,987
Wiselink Co., Ltd. 22,400 63,274
Wistron Corp. 210,000 908,015
WITS Corp. 5,000 18,779
Wiwynn Corp. 10,000 1,475,485
#WNC Corp. 49,074 334,548
Wonderful Hi-Tech Co., Ltd. 7,000 15,421
Wowprime Corp. 9,000 64,337
WPG Holdings, Ltd. 237,000 755,480
WT Microelectronics Co., Ltd. 94,583 608,971
Yageo Corp. 66,012 660,443
Yankey Engineering Co., Ltd. 8,740 174,058
Yea Shin International
Development Co., Ltd. 36,909 30,171
Yen Sun Technology Corp. 4,000 6,603
*Yieh Hsing Enterprise Co.,
Ltd. 35,000 8,241
*Yieh Phui Enterprise Co., Ltd. 161,260 71,254
Youngtek Electronics Corp. 11,000 31,766
Yuan High-Tech Development
Co., Ltd., Class A 2,000 9,721
Yuanta Financial Holding Co.,
Ltd. 563,232 927,921
Yuanta Futures Co., Ltd. 14,331 45,004
Yulon Motor Co., Ltd. 80,200 68,343
Yung Chi Paint & Varnish
Manufacturing Co., Ltd. 5,000 11,930

103
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TAIWAN — (Continued)
Yungshin Construction &
Development Co., Ltd. 12,000 $ 18,198
YungShin Global Holding
Corp. 17,000 29,832
Zeng Hsing Industrial Co., Ltd. 4,000 11,640
Zenitron Corp. 45,000 97,003
#Zero One Technology Co.,
Ltd. 30,000 96,577
ZillTek Technology Corp. 5,000 45,132
Zippy Technology Corp. 13,000 22,443
Zyxel Group Corp. 54,000 59,565
TOTAL TAIWAN 141,477,884
THAILAND — (0.9%)
Advanced Info Service PCL
- NVDR 1,200 12,516
Advanced Info Service PCL,
Class F 4,800 50,065
Advanced Information
Technology PCL - NVDR 3,600 521
Advanced Information
Technology PCL, Class F 104,300 15,102
After You PCL - NVDR 400 58
#Airports of Thailand PCL
- NVDR 14,700 23,111
Airports of Thailand PCL,
Class F 54,200 85,214
#Amata Corp. PCL - NVDR 44,700 28,248
Amata Corp. PCL, Class F 40,000 25,278
AP Thailand PCL 250,100 65,982
Asia Plus Group Holdings PCL
- NVDR 7,600 480
Asian Alliance International
PCL - NVDR, Class R 8,000 908
Aurora Design PCL, Class F 42,300 18,427
Bangkok Airways PCL 54,200 22,446
Bangkok Bank PCL - NVDR 16,000 79,761
Bangkok Bank PCL, Class F 15,100 75,274
Bangkok Chain Hospital PCL
- NVDR 7,600 2,168
Bangkok Chain Hospital PCL,
Class F 61,800 17,632
Bangkok Dusit Medical
Services PCL - NVDR 234,900 131,871
Bangkok Dusit Medical
Services PCL, Class F 212,800 119,464
Bangkok Expressway & Metro
PCL - NVDR, Class R 160,600 26,112
Bangkok Expressway & Metro
PCL, Class F 139,600 22,697
Bangkok Land PCL - NVDR 44,400 586
Bangkok Land PCL, Class F 656,100 8,655
BCPG PCL 227,900 49,289
BKI Holdings PCL 4,000 39,880
#*BTS Group Holdings PCL
- NVDR 410,000 26,162
Bumrungrad Hospital PCL
- NVDR 36,500 202,109
Cal-Comp Electronics Thailand
PCL 298,700 55,896
Shares Value †
THAILAND — (Continued)
#Cal-Comp Electronics
Thailand PCL - NVDR 13,541 $ 2,534
#Carabao Group PCL - NVDR 2,300 2,558
#Carabao Group PCL, Class F 16,700 18,571
Central Retail Corp. PCL -
NVDR, Class R 2,700 1,516
#Central Retail Corp. PCL,
Class F 66,100 37,108
CH Karnchang PCL - NVDR 4,600 2,399
CH Karnchang PCL, Class F 106,200 55,385
Chularat Hospital PCL 435,900 19,122
Com7 PCL - NVDR 79,900 55,885
Com7 PCL, Class F 113,900 79,666
CP ALL PCL - NVDR 134,200 179,084
CP ALL PCL, Class F 30,300 40,434
CP AXTRA PCL, Class F 63,423 28,601
Delta Electronics Thailand PCL 97,900 949,042
Delta Electronics Thailand
PCL - NVDR 9,300 90,154
Dhipaya Group Holdings PCL,
Class F 77,100 49,196
Dohome PCL - NVDR 68,504 7,061
Eastern Polymer Group PCL
- NVDR 2,400 261
#*Energy Absolute PCL 257,400 20,846
*Energy Absolute PCL - NVDR 310,400 25,139
Exotic Food PCL - NVDR 6,900 2,879
#Forth Corp. PCL 48,400 13,734
Frasers Property Thailand PCL
- NVDR, Class R 2,000 386
Gunkul Engineering PCL 380,100 34,048
Hana Microelectronics PCL,
Class F 24,400 24,702
Home Product Center PCL 350,300 65,015
Home Product Center PCL
- NVDR 138,900 25,779
Ichitan Group PCL - NVDR 91,000 34,895
Index Livingmall PCL - NVDR 400 166
Indorama Ventures PCL,
Class F 42,100 33,256
#IRPC PCL 1,077,700 70,089
I-TAIL Corp. PCL, Class F 47,600 24,824
#*Jasmine Technology
Solution PCL - NVDR 1,300 1,665
#*Jasmine Technology
Solution PCL, Class A 6,800 8,709
Karmarts PCL - NVDR 64,159 14,958
Kasikornbank PCL 6,400 38,089
Kasikornbank PCL - NVDR 800 4,761
KCE Electronics PCL - NVDR 45,800 43,907
KCE Electronics PCL, Class F 21,500 20,611
Kiatnakin Phatra Bank PCL
- NVDR 8,600 20,842
Kiatnakin Phatra Bank PCL,
Class F 33,000 79,976
Krung Thai Bank PCL - NVDR 48,400 48,998
Krung Thai Bank PCL, Class F 34,900 35,331
Lalin Property PCL - NVDR 1,600 217
Land & Houses PCL - NVDR 226,500 25,014

104
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
THAILAND — (Continued)
Land & Houses PCL, Class F 474,100 $ 52,359
LH Financial Group PCL,
Class F 352,900 12,233
LPN Development PCL
- NVDR 5,400 257
MBK PCL 67,800 35,358
MC Group PCL - NVDR 8,900 3,031
MC Group PCL, Class F 60,000 20,431
Mega Lifesciences PCL 45,100 49,462
Mega Lifesciences PCL
- NVDR 5,900 6,471
Minor International PCL
- NVDR 55,500 35,244
Minor International PCL, Class
F 66,400 42,165
#MK Restaurants Group PCL
- NVDR 2,600 1,515
Netbay PCL - NVDR 8,700 4,377
Northeast Rubber PCL -
NVDR, Class R 2,700 388
Northeast Rubber PCL, Class
F 151,900 21,808
Polyplex Thailand PCL, Class
A 33,700 10,131
#Praram 9 Hospital PCL -
NVDR, Class R 16,200 8,051
Precious Shipping PCL, Class
F 90,400 18,858
Prima Marine PCL - NVDR,
Class R 28,900 7,890
Prima Marine PCL, Class R 117,500 32,081
Pruksa Holding PCL 159,500 16,832
Pruksa Holding PCL - NVDR 4,600 485
*PSG Corp. PCL, Class F 157,596 14,407
PTG Energy PCL, Class F 182,400 45,603
#PTT Global Chemical PCL
- NVDR 39,600 47,985
PTT Global Chemical PCL,
Class F 122,200 148,076
#PTT Oil & Retail Business
PCL - NVDR, Class R 16,300 6,150
PTT Oil & Retail Business
PCL, Class F 211,400 79,767
#Quality Houses PCL - NVDR 29,800 1,234
Quality Houses PCL, Class F 783,000 32,427
Rajthanee Hospital PCL
- NVDR 400 156
S Hotels & Resorts PCL
- NVDR 4,700 229
Samart Corp. PCL - NVDR 36,900 5,887
Sansiri PCL - NVDR 1,995,300 85,694
#Sappe PCL - NVDR 9,100 8,235
SC Asset Corp. PCL 134,100 8,228
SC Asset Corp. PCL - NVDR 46,300 2,841
SCB X PCL - NVDR 1,000 4,019
#SCG Packaging PCL - NVDR 3,500 2,684
SCG Packaging PCL, Class F 45,100 34,589
Siam Global House PCL 151,418 30,890
Shares Value †
THAILAND — (Continued)
Siam Wellness Group PCL
- NVDR 450 $ 43
Siamgas & Petrochemicals
PCL - NVDR 2,900 756
SISB PCL - NVDR, Class R 6,300 1,952
*SKY ICT PCL, Class F 52,200 19,056
SPCG PCL 41,800 11,349
SPCG PCL - NVDR 2,100 570
Sri Trang Agro-Industry PCL
- NVDR 77,700 42,428
Star Petroleum Refining PCL 108,000 24,352
Star Petroleum Refining PCL
- NVDR 21,200 4,780
Supalai PCL 30,800 15,307
Supalai PCL - NVDR 74,800 37,173
*Super Energy Corp. PCL -
NVDR, Class R 102,300 345
Susco PCL - NVDR 48,400 2,999
Thai Coconut PCL, Class F 70,000 12,348
Thai Life Insurance PCL 181,600 58,495
Thai Nakarin Hospital PCL
- NVDR 200 184
Thai Oil PCL 54,500 80,252
Thai Oil PCL - NVDR 53,600 78,926
#Thai Union Group PCL
- NVDR 106,400 37,537
Thai Union Group PCL, Class
F 119,400 42,123
Thai Vegetable Oil PCL, Class
F 65,000 49,252
Thaitheparos PCL - NVDR 300 368
Tipco Asphalt PCL, Class F 79,200 32,800
TMBThanachart Bank PCL 378,500 26,242
TMBThanachart Bank PCL
- NVDR 331,700 22,997
TOA Paint Thailand PCL 104,900 41,834
True Corp. PCL - NVDR, Class
R 42,000 17,652
True Corp. PCL, Class F 158,000 66,404
TTW PCL 130,500 37,031
TTW PCL - NVDR 4,400 1,249
Union Auction PCL - NVDR 600 91
United Paper PCL - NVDR,
Class R 1,200 271
WHA Corp. PCL - NVDR 376,200 51,703
WHA Corp. PCL, Class F 167,300 22,993
TOTAL THAILAND 5,323,715
TURKEY — (0.7%)
Agesa Hayat ve Emeklilik A/S 5,561 29,648
*Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim A/S 9,798 5,959
Akbank TAS 154,583 250,427
*Akfen Yenilenebilir Enerji A/S 80,873 39,842
*Aksigorta A/S 16,226 2,510
Albaraka Turk Katilim Bankasi
A/S 154,838 28,819
Anadolu Anonim Turk Sigorta
Sirketi 149,616 95,628

105
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TURKEY — (Continued)
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 168,176 $ 70,643
Anadolu Hayat Emeklilik A/S 10,645 26,127
Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret A/S, Class C 1,677 2,635
*Arcelik A/S 767 1,900
ARD Grup Bilisim Teknolojileri
A/S 39,265 43,623
Aselsan Elektronik Sanayi Ve
Ticaret A/S 53,830 500,657
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 9,608 60,389
*Aydem Yenilenebilir Enerji
A/S 12,627 8,104
*Bagfas Bandirma Gubre
Fabrikalari A/S 1,920 1,436
BIM Birlesik Magazalar A/S 13,902 228,137
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 1,611 19,503
Borusan Yatirim ve Pazarlama
A/S 626 29,149
*Bosch Fren Sistemleri Sanayi
ve Ticaret A/S 3,355 10,789
*Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 300 561
Celebi Hava Servisi A/S 122 4,822
Coca-Cola Icecek A/S 40,672 67,510
*CW Enerji Muhendislik Ticaret
VE Sanayi A/S 30,938 25,087
*Dap Gayrimenkul Gelistirme
A/S, Class C 23,172 5,405
*Dardanel Onentas Gida
Sanayi A/S 351,581 17,274
*Deva Holding A/S 1,317 1,925
Dogus Otomotiv Servis ve
Ticaret A/S 10,636 42,488
Efor Yatirim Sanayi Ticaret A/S 8,400 2,147
EGE Gubre Sanayii A/S 1,305 3,662
ΩEnerjisa Enerji A/S 26,289 71,446
Enerya Enerji A/S 159,845 31,484
Escar Turizm Tasimacilik
Ticaret A/S 1 1
Europap Tezol Kagit Sanayi
VE Ticaret A/S 864 365
*Europower Enerji VE
Otomasyon Teknolojileri
Sanayi Ticaret A/S 28,945 33,567
#Ford Otomotiv Sanayi A/S 23,430 50,817
Galata Wind Enerji A/S 35,543 23,756
GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret A/S 156,859 32,146
*Girsim Elektrik Sanayi Taahut
Ve Ticaret A/S 32,693 36,032
*Grainturk Tarim A/S 453 2,587
*GSD Holding A/S 1 –
*Gubre Fabrikalari TAS 3,913 45,941
GUR-Sel Turizm Tasimacilik
VE Servis Ticaret A/S 1,185 7,841
Shares Value †
TURKEY — (Continued)
*Hektas Ticaret TAS 5,618 $ 426
*Ihlas Holding A/S 102,376 5,075
*Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S 77,675 17,534
*Info Yatirim AS 17,149 1,302
Is Yatirim Menkul Degerler A/S 100,576 94,110
*Izmir Firca Sanayi ve Ticaret
A/S 3,441 5,220
Jantsa Jant Sanayi Ve Ticaret
A/S 3,895 1,523
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 7,259 1,852
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 242,921 15,430
*Kiler Holding A/S 1,023 2,316
Kocaer Celik Sanayi Ve
Ticaret A/S 47,519 12,336
Kontrolmatik Enerji Ve
Muhendislik A/S 1 –
*LDR Turizm A/S 3,260 8,586
Lila Kagit Sanayi VE Ticaret
A/S 30,085 23,317
Logo Yazilim Sanayi Ve
Ticaret A/S 10,073 32,013
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S 20,177 6,752
*Marmara Holding A/S – –
ΩMavi Giyim Sanayi Ve
Ticaret A/S, Class B 105,231 100,888
Migros Ticaret A/S 5,942 84,360
Ω*MLP Saglik Hizmetleri A/S,
Class B 8,912 87,720
*NET Holding A/S 1,849 1,569
*Orge Enerji Elektrik Taahhut
A/S 210 397
#*Pasifik Eurasia Lojistik Dis
Ticaret A/S 2,520 7,362
*Peker Gayrimenkul Yatirim
Ortakligi A/S 1 –
*Penta Teknoloji Urunleri
Dagitim Ticaret A/S 1,616 512
*Petkim Petrokimya Holding
A/S 89,843 47,522
*Polisan Holding A/S 11,159 5,255
*Politeknik Metal Sanayi ve
Ticaret A/S, Class A 47 5,570
*Ral Yatirim Holding A/S 28,694 213,691
Ronesans Gayrimenkul Yatirim
As, Class B 382 1,569
*Safkar Ege Sogutmacilik
Klima Soguk Hava Tesisleri
Ihracat Ithalat Sanayi Ve Tic 3,970 2,137
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 3,153 1,847
Sekerbank Turk A/S 88,626 24,067
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 16,474 37,918
*Sok Marketler Ticaret A/S 30,067 33,870

106
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
TURKEY — (Continued)
Suwen Tekstil Sanayi
Pazarlama A/S 1,663 $ 316
TAB Gida Sanayi Ve Ticaret
A/S 5,570 33,160
*TAV Havalimanlari Holding
A/S 18,081 111,444
Tekfen Holding A/S 10,632 33,554
Tofas Turk Otomobil Fabrikasi
A/S 7,896 51,464
*Tukas Gida Sanayi ve Ticaret
A/S 404,066 22,893
*Tumosan Motor ve Traktor
Sanayi A/S 2,408 5,431
#*Turk Altin Isletmeleri A/S 26,095 23,898
Turk Traktor ve Ziraat
Makineleri A/S 1,406 13,812
Turkcell Iletisim Hizmetleri A/S 95,347 236,549
Turkiye Garanti Bankasi A/S 32,540 96,357
Turkiye Is Bankasi A/S 361,075 114,592
Turkiye Petrol Rafinerileri A/S 44,199 265,088
Turkiye Sigorta A/S 117,890 36,683
*Turkiye Vakiflar Bankasi TAO 204,976 143,622
Ulker Biskuvi Sanayi A/S 21,375 58,612
*Ulusoy Un Sanayi ve Ticaret
A/S 1 –
*Yapi ve Kredi Bankasi A/S 157,724 129,293
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 3,120 3,024
*Yayla Agro Gida Sanayi VE
Nakliyat A/S 16,859 4,354
*YEO Teknoloji Enerji VE
Endustri A/S 3,081 3,805
*Zorlu Enerji Elektrik Uretim
A/S, Class H 36,368 2,463
TOTAL TURKEY 4,237,249
UNITED ARAB EMIRATES — (1.6%)
Abu Dhabi Commercial Bank
PJSC 170,868 641,994
Abu Dhabi Islamic Bank PJSC 150,697 899,365
Abu Dhabi National Hotels 165,224 16,644
Abu Dhabi National Insurance
Co. PSC 6,649 13,975
Abu Dhabi National Oil Co. for
Distribution PJSC 321,371 321,117
*Abu Dhabi Ports Co. PJSC 64,538 76,260
Abu Dhabi Ship Building Co.
PJSC 8,074 16,377
ADNOC Drilling Co. PJSC 182,266 280,875
ADNOC Logistics & Services 84,953 135,771
Agthia Group PJSC 46,710 47,436
Ajman Bank PJSC 140,133 54,941
Aldar Properties PJSC 168,826 354,393
Alef Education Holding PLC 45,048 12,032
Alpha Dhabi Holding PJSC 55,398 113,574
Amanat Holdings PJSC 184,252 64,211
*Bank of Sharjah 120,011 40,517
Deyaar Development PJSC 155,806 34,785
Dubai Financial Market PJSC 178,758 69,597
Dubai Investments PJSC 153,253 169,405
Shares Value †
UNITED ARAB EMIRATES — (Continued)
Dubai Islamic Bank PJSC 371,295 $ 721,786
Dubai Taxi Co. Pjsc 46,057 25,455
Emaar Development PJSC 138,874 551,276
Emaar Properties PJSC 356,009 1,143,757
Emirates Driving Co. 10,080 8,426
Emirates Integrated
Telecommunications Co. PJSC 116,325 341,415
Emirates NBD Bank PJSC 126,057 995,304
Emirates Telecommunications
Group Co. PJSC 75,063 380,128
First Abu Dhabi Bank PJSC 172,799 826,146
*Ghitha Holding PJSC 1,804 5,354
*Gulf Pharmaceutical
Industries PSC 57,233 16,206
*Manazel PJSC 3,136 210
*Modon Holding PSC 350,992 279,998
National Bank of Ras Al-
Khaimah PSC (The), Class K 4,889 10,981
National Central Cooling Co.
PJSC 13,459 9,931
NMDC Group PJSC 13,854 72,271
Parkin Co. PJSC 106,842 151,264
*Presight AI Holding PLC 67,081 56,983
Pure Health Holding Pjsc 21,885 12,691
*RAK Properties PJSC 129,107 37,612
Ras Al Khaimah Ceramics
PJSC 38,940 25,657
Salik Co. PJSC 283,254 431,872
Sharjah Islamic Bank 161,225 129,932
Spinneys 1961 Holding PLC 31,356 10,074
TECOM Group PJSC 43,780 40,169
Union Properties PJSC 222,519 43,863
TOTAL UNITED ARAB
EMIRATES 9,692,030
TOTAL COMMON STOCKS 588,020,224
PREFERRED STOCKS — (0.3%)
BRAZIL — (0.3%)
Alpargatas SA 3.140% 10,200 24,607
Axia Energia SA 6.010% 6,700 92,316
Banco do Estado do Rio
Grande do Sul SA, Class B
0.560% 34,897 109,403
Cia Energetica de Minas
Gerais 6.420% 167,840 422,430
Energisa S/A 4.240% 52 103
Gerdau SA 2.740% 2,760 12,525
Isa Energia Brasil SA 0.480% 23,800 140,964
Itau Unibanco Holding SA
4.200% 85,223 738,757
Klabin SA 9.190% 5 3
Marcopolo SA 10.730% 102,348 133,111
Schulz SA 5.600% 10,500 10,980
Track & Field Co. SA 0.180% 8,100 24,955
Unipar Carbocloro SA
16.240% 3,177 39,942
TOTAL BRAZIL 1,750,096

107
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value †
CHILE — (0.0%)
Embotelladora Andina SA,
Class B 1.440% 22,241 $ 103,306
TOTAL CHILE 103,306
COLOMBIA — (0.0%)
Grupo Cibest SA 7.220% 1,138 19,581
Grupo de Inversiones
Suramericana SA 3.710% 12,520 139,617
TOTAL COLOMBIA 159,198
INDIA — (0.0%)
*TVS Motor Co., Ltd. 6.000% 74,488 8,005
TOTAL INDIA 8,005
TOTAL PREFERRED
STOCKS 2,020,605
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
*<Parque Arauco SA 06/02/26 4,344 2,020
TOTAL CHILE 2,020
KOREA, REPUBLIC OF — (0.0%)
*SKC Co., Ltd. 05/15/26 217 6,906
TOTAL KOREA, REPUBLIC
OF 6,906
MALAYSIA — (0.0%)
*Berjaya Corp. BHD 01/06/31 94,977 1,196
TOTAL MALAYSIA 1,196
THAILAND — (0.0%)
*Roctec Global PCL 02/05/27 5,025 2
TOTAL THAILAND 2
Shares Value †
UNITED ARAB EMIRATES — (0.0%)
*Sharjah Islamic Bank
05/08/26 53,741 $ 5,867
TOTAL UNITED ARAB
EMIRATES 5,867
TOTAL RIGHTS/WARRANTS 15,991
TOTAL INVESTMENT SECURITIES — (98.5%)
(Cost $384,213,078) 590,056,820
SECURITIES LENDING COLLATERAL — (1.5%)
@§The DFA Short Term
Investment Fund 779,405 9,017,721
TOTAL INVESTMENTS — ( 100.0% )
(Cost $393,230,799) $ 599,074,541
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $28,487,978 which represented 4.8% of the net assets of the Fund.
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ........................ $ 22,403,243 $ — $ — $ 22,403,243
Chile ......................... 3,587,367 — — 3,587,367
China ........................ 147,873,479 137,110 9,993 148,020,582
Colombia ..................... 967,959 — — 967,959
Czechia ...................... 357,601 — — 357,601
Egypt ........................ 114,233 — — 114,233
Greece ....................... 3,198,547 — — 3,198,547
Hong Kong .................... 18,127 — — 18,127
Hungary ...................... 1,422,959 — — 1,422,959
India ......................... 70,373,846 — — 70,373,846
Indonesia ..................... 1,580,629 — 59 1,580,688
Korea, Republic of .............. 114,300,290 66,511 15,749 114,382,550
Kuwait ....................... 3,583,463 — 7,460 3,590,923
Malaysia ...................... 5,457,186 — — 5,457,186

108
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Mexico ....................... $ 10,852,692 $ — $ — $ 10,852,692
Peru ......................... 689,600 — — 689,600
Philippines .................... 1,478,026 — — 1,478,026
Poland ....................... 7,430,157 — — 7,430,157
Qatar ........................ 3,108,064 — — 3,108,064
Saudi Arabia ................... 12,840,182 65,173 — 12,905,355
South Africa ................... 15,349,641 — — 15,349,641
Taiwan ....................... 141,477,884 — — 141,477,884
Thailand ...................... — 5,323,715 — 5,323,715
Turkey ....................... 4,237,249 — — 4,237,249
United Arab Emirates ............ 9,651,513 40,517 — 9,692,030
Preferred Stocks
Brazil ........................ 1,750,096 — — 1,750,096
Chile ......................... 103,306 — — 103,306
Colombia ..................... 159,198 — — 159,198
India ......................... 8,005 — — 8,005
Rights/Warrants
Chile ......................... — — 2,020 2,020
Korea, Republic of .............. 6,906 — — 6,906
Malaysia ...................... 1,196 — — 1,196
Thailand ...................... 2 — — 2
United Arab Emirates ............ 5,867 — — 5,867
Securities Lending Collateral ........ — 9,017,721 — 9,017,721
Total Investments .................
$584,388,513 $14,650,747 $35,281> $599,074,541
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

109
Dimensional Global Sustainability Fixed Income ETF
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Face
Amount ^
Value†
(000)
AGENCY OBLIGATIONS — (8.6%)
Federal National Mortgage
Association
2.500%, 05/01/56, 30 YR
TBA ............... 16,385 $ 13,717,568
2.000%, 05/01/56, 30 YR
TBA ............... 14,392 11,512,068
6.500%, 05/01/56, 30 YR
TBA ............... 6,437 6,678,191
6.000%, 05/01/56, 30 YR
TBA ............... 14,680 14,985,822
3.500%, 05/25/56 ..... 4,536 4,128,378
Government National Mortgage
Association
6.000%, 05/01/56, 30 YR
TBA ............... 5,638 5,747,703
5.500%, 05/20/56 ..... 4,664 4,696,775
TOTAL AGENCY
OBLIGATIONS ........... 61,466,505
BONDS — (89.6%)
AUSTRALIA — (4.4%)
Airservices Australia
5.400%, 11/15/28, MTN . AUD 680 490,635
ASB Bank, Ltd.
0.250%, 09/08/28, MTN . EUR 118 129,511
Australia & New Zealand
Banking Group, Ltd.
BBSW3M+0.70%, FRN,
4.960%, 06/18/27(*), MTN AUD 1,300 937,503
Ω SOFR+0.68%, FRN,
4.340%, 07/16/27(*) .... 1,750 1,756,825
SOFR+0.68%, FRN,
4.340%, 07/16/27(*) .... 1,100 1,104,290
BBSW3M+0.67%, FRN,
4.844%, 12/15/27(*), MTN AUD 1,000 721,055
Ω SOFR+0.62%, FRN,
4.280%, 06/18/28(*) .... 515 516,591
Ω SOFR+0.85%, FRN,
4.510%, 12/16/29(*) .... 300 303,022
Commonwealth Bank of
Australia
Ω # SOFR+0.97%, FRN,
4.630%, 03/14/27(*) .... 100 100,452
Ω SOFR+0.81%, FRN,
4.470%, 03/14/30(*) .... 782 787,673
CSL Finance PLC
Ω 4.625%, 04/27/42 ...... 250 220,878
Macquarie Bank, Ltd.
Ω SOFR+0.92%, FRN,
4.580%, 07/02/27(*) .... 50 50,270
Face
Amount^
Value†
(000)
AUSTRALIA — (Continued)
Ω SOFR+0.74%, FRN,
4.400%, 06/12/28(*) .... 1,195 $ 1,199,977
3.202%, 09/17/29, MTN . EUR 197 230,827
Macquarie Group, Ltd.
0.943%, 01/19/29 ...... EUR 295 325,168
National Australia Bank, Ltd.
BBSW3M+0.70%, FRN,
4.643%, 05/10/27(*), MTN AUD 720 519,248
Ω SOFR+0.79%, FRN,
4.450%, 01/14/30(*) .... 1,500 1,511,708
NBN Co., Ltd.
Ω 4.000%, 10/01/27 ...... 521 519,189
4.125%, 03/15/29, MTN . EUR 184 221,507
New South Wales Treasury
Corp.
1.750%, 03/20/34 ...... AUD 2,700 1,482,271
4.750%, 02/20/35 ...... AUD 93 63,246
4.750%, 09/20/35 ...... AUD 276 186,105
4.250%, 02/20/36 ...... AUD 5,893 3,795,844
2.250%, 05/07/41 ...... AUD 6,600 2,992,140
South Australian Government
Financing Authority
1.750%, 05/24/34 ...... AUD 500 272,410
Tasmanian Public Finance
Corp.
4.000%, 01/20/34, MTN . AUD 625 403,982
Treasury Corp. of Victoria
2.000%, 09/17/35 ...... AUD 8,004 4,215,951
5.500%, 09/15/39 ...... AUD 5,110 3,496,639
2.250%, 11/20/41, MTN . AUD 4,800 2,105,392
Westpac Banking Corp.
BBSW3M+0.98%, FRN,
4.940%, 02/16/28(*), MTN AUD 500 362,440
SOFR+0.82%, FRN,
4.480%, 07/01/30(*) .... 600 605,555
TOTAL AUSTRALIA ....... 31,628,304
AUSTRIA — (0.6%)
Republic of Austria Government
Bond
Ω 2.400%, 05/23/34 ...... EUR 213 236,689
Ω 2.950%, 02/20/35 ...... EUR 2,059 2,366,798
3.200%, 07/15/39 ...... EUR 1,531 1,737,705
TOTAL AUSTRIA ......... 4,341,192
BELGIUM — (3.1%)
Anheuser-Busch InBev
Worldwide, Inc.
5.450%, 01/23/39 ...... 197 200,460
Dexia SA
Δ 0.000%, 01/21/28, MTN EUR 100 111,644

110
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value†
(000)
BELGIUM — (Continued)
Kingdom of Belgium
Government Bond
Ω 0.100%, 06/22/30 ...... EUR 1,300 $ 1,359,765
Ω 3.000%, 06/22/33 ...... EUR 280 323,264
Ω 2.850%, 10/22/34 ...... EUR 269 302,628
Ω 1.450%, 06/22/37 ...... EUR 2,756 2,579,837
Ω 1.900%, 06/22/38 ...... EUR 8,487 8,152,450
Ω 0.400%, 06/22/40 ...... EUR 3,096 2,255,237
Ω 4.250%, 03/28/41 ...... EUR 1,509 1,831,521
Ministeries Van de Vlaamse
Gemeenschap
2.750%, 10/22/29, MTN . EUR 2,000 2,325,728
3.250%, 06/22/37, MTN . EUR 2,300 2,553,389
4.000%, 09/26/42, MTN . EUR 100 114,631
TOTAL BELGIUM ........ 22,110,554
CANADA — (13.5%)
American National Group, Inc.
Ω 6.144%, 06/13/32 ...... 204 209,312
# 6.000%, 07/15/35 ...... 545 534,453
Bank of Montreal
SOFRINDX+0.76%, FRN,
4.420%, 06/04/27(*) .... 50 50,178
Bank of Nova Scotia (The)
SOFR+0.61%, FRN,
4.270%, 09/15/26(*) .... 300 300,380
SOFRINDX+0.78%, FRN,
4.440%, 06/04/27(*), MTN 100 100,388
SOFRINDX+1.08%, FRN,
4.740%, 08/01/29(*), MTN 150 151,341
Bell Telephone Co. of Canada
or Bell Canada
5.150%, 08/24/34 ...... CAD 3,000 2,288,980
Brookfield Finance, Inc.
4.350%, 04/15/30 ...... 195 191,902
Canadian Government Bond
5.750%, 06/01/33 ...... CAD 607 511,916
2.750%, 06/01/33 ...... CAD 3,536 2,495,619
3.250%, 12/01/33 ...... CAD 441 320,390
3.500%, 03/01/34 ...... CAD 136 100,388
3.250%, 06/01/35 ...... CAD 1,067 767,572
Canadian Imperial Bank of
Commerce
SOFR+0.94%, FRN,
4.600%, 06/28/27(*) .... 100 100,505
6.092%, 10/03/33 ...... 178 190,229
City of Montreal Canada
3.900%, 09/01/35 ...... CAD 1,799 1,300,472
3.150%, 12/01/36 ...... CAD 2,000 1,328,925
2.400%, 12/01/41 ...... CAD 2,000 1,102,814
6.000%, 06/01/43 ...... CAD 2,000 1,680,023
CPPIB Capital, Inc.
3.000%, 06/15/28, MTN . CAD 7,900 5,796,177
4.750%, 06/02/33 ...... CAD 3,000 2,351,885
Export Development Canada
Face
Amount^
Value†
(000)
CANADA — (Continued)
SOFRINDX+0.33%, FRN,
3.990%, 08/01/28(*) .... 5,380 $ 5,391,932
Fairfax Financial Holdings, Ltd.
3.375%, 03/03/31 ...... 100 93,589
5.625%, 08/16/32 ...... 691 712,010
Federation des Caisses
Desjardins du Quebec
3.467%, 09/05/29, MTN . EUR 112 131,685
3.250%, 03/28/31, MTN . EUR 366 422,246
Hydro-Quebec
6.000%, 02/15/40, MTN . CAD 5,000 4,257,990
Magna International, Inc.
5.875%, 06/01/35 ...... 487 507,368
OMERS Finance Trust
3.250%, 01/28/35 ...... EUR 442 510,262
Ontario Teachers' Finance Trust
3.300%, 10/05/29, MTN . EUR 800 946,562
1.850%, 05/03/32 ...... EUR 924 1,001,505
Province of Alberta Canada
3.375%, 04/02/35, MTN . EUR 438 511,503
3.450%, 12/01/43 ...... CAD 4,000 2,552,759
Province of British Columbia
Canada
4.950%, 07/16/32, MTN . AUD 200 140,119
4.150%, 06/18/34 ...... CAD 10,800 8,115,671
4.700%, 06/18/37 ...... CAD 2,000 1,534,333
Province of Manitoba Canada
3.900%, 12/02/32 ...... CAD 1,800 1,342,363
3.800%, 06/02/33 ...... CAD 800 591,245
4.850%, 08/28/34, MTN . AUD 198 133,209
3.700%, 06/02/35 ...... CAD 3,000 2,163,544
3.350%, 02/04/36 ...... EUR 1,000 1,154,797
4.100%, 03/05/41 ...... CAD 3,000 2,110,337
4.400%, 03/05/42 ...... CAD 3,600 2,599,850
Province of Nova Scotia
Canada
5.800%, 06/01/33, MTN . CAD 456 379,035
3.850%, 06/01/35 ...... CAD 4,000 2,918,346
Province of Ontario Canada
3.700%, 09/17/29 ...... 2,000 1,977,074
CAONINDX+0.41%, FRN,
2.700%, 11/19/30(*), MTN CAD 1,079 794,834
0.010%, 11/25/30, MTN . EUR 459 469,362
4.100%, 03/04/33 ...... CAD 2,000 1,512,659
5.350%, 05/08/34, MTN . AUD 100 70,647
4.150%, 06/02/34 ...... CAD 5,000 3,769,047
3.500%, 06/02/43 ...... CAD 3,000 1,936,279
Province of Quebec Canada
2.750%, 09/01/28 ...... CAD 1,000 729,351
3.250%, 09/01/32 ...... CAD 3,800 2,739,680
3.250%, 05/22/35, MTN . EUR 446 515,044
4.000%, 09/01/35 ...... CAD 699 514,382
5.000%, 12/01/38 ...... CAD 3,500 2,740,368
5.000%, 12/01/41 ...... CAD 7,000 5,412,027

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Face
Amount^
Value†
(000)
CANADA — (Continued)
Province of Saskatchewan
Canada
3.800%, 06/02/35 ...... CAD 5,000 $ 3,646,389
PSP Capital, Inc.
SOFR+0.35%, FRN,
4.010%, 12/01/27(*) .... 2,500 2,505,426
Rogers Communications, Inc.
2.900%, 11/15/26 ...... 41 40,197
7.500%, 08/15/38 ...... 506 576,223
4.500%, 03/15/42 ...... 125 105,551
5.450%, 10/01/43 ...... 313 290,209
Royal Bank of Canada
SOFRINDX+0.71%, FRN,
4.370%, 01/21/27(*), MTN 100 100,269
3.625%, 06/14/27, MTN . GBP 318 426,416
5.000%, 01/24/28, MTN . GBP 100 135,862
2.125%, 04/26/29, MTN . EUR 700 796,233
TELUS Corp.
4.850%, 04/05/44 ...... CAD 1,500 1,047,322
Toronto-Dominion Bank (The)
SOFR+0.73%, FRN,
4.390%, 04/05/27(*), MTN 150 150,514
3.357%, 09/22/32, MTN . EUR 1,729 1,985,978
TOTAL CANADA ......... 97,083,452
DENMARK — (0.9%)
Denmark Government Bond
2.250%, 11/15/35 ...... DKK 513 76,254
Novo Nordisk Finance
Netherlands BV
2.875%, 08/27/30, MTN . EUR 445 513,939
3.125%, 05/27/33, MTN . EUR 1,500 1,721,552
3.375%, 02/20/35, MTN . EUR 448 512,467
Orsted A/S
5.750%, 04/09/40, MTN . GBP 3,000 3,703,112
TOTAL DENMARK ....... 6,527,324
FINLAND — (1.5%)
Finland Government Bond
Ω 3.000%, 09/15/35 ...... EUR 3,445 3,937,172
Ω 3.550%, 04/15/41 ...... EUR 218 252,202
Finnvera OYJ
Δ 0.000%, 09/15/27, MTN EUR 240 271,372
Kuntarahoitus OYJ
3.000%, 09/25/28, MTN . EUR 182 214,384
Ω SOFRINDX+1.00%, FRN,
4.660%, 02/02/29(*) .... 1,075 1,094,914
3.125%, 07/29/30, MTN . EUR 715 845,042
Nordea Bank Abp
1.125%, 09/27/27, MTN . EUR 450 514,527
0.500%, 11/02/28, MTN . EUR 821 901,380
Ω SOFR+1.02%, FRN,
4.680%, 09/10/29(*) .... 668 676,542
Ω SOFR+0.83%, FRN,
4.490%, 08/28/30(*) .... 339 338,999
OP Corporate Bank PLC
Face
Amount^
Value†
(000)
FINLAND — (Continued)
EUR003M+0.40%, FRN,
2.540%, 03/28/27(*), MTN EUR 521 $ 611,892
0.100%, 11/16/27, MTN . EUR 330 370,488
Stora Enso OYJ
Ω 7.250%, 04/15/36 ...... 464 498,721
TOTAL FINLAND ......... 10,527,635
FRANCE — (4.6%)
Action Logement Services
3.125%, 09/28/37, MTN . EUR 1,000 1,077,273
4.125%, 10/03/38, MTN . EUR 2,800 3,273,385
Agence France Locale
3.125%, 03/20/34, MTN . EUR 400 452,019
Banque Federative du Credit
Mutuel SA
EUR003M+0.64%, FRN,
2.680%, 03/05/27(*), MTN EUR 100 117,635
1.750%, 03/15/29, MTN . EUR 400 449,495
4.375%, 05/02/30, MTN . EUR 300 362,532
3.500%, 05/15/31, MTN . EUR 100 117,260
4.750%, 11/10/31, MTN . EUR 400 493,186
BNP Paribas SA
3.625%, 09/01/29, MTN . EUR 500 590,753
5.750%, 06/13/32, MTN . GBP 200 273,215
4.095%, 02/13/34, MTN . EUR 1,000 1,189,689
Bouygues SA
5.375%, 06/30/42 ...... EUR 200 257,776
BPCE SA
Ω 2.700%, 10/01/29 ...... 50 46,952
0.625%, 01/15/30 ...... EUR 300 319,542
0.250%, 01/14/31 ...... EUR 300 304,249
2.375%, 04/26/32, MTN . EUR 800 881,823
Caisse d'Amortissement de la
Dette Sociale
3.000%, 05/25/28, MTN . EUR 2,900 3,410,356
Caisse des Depots et
Consignations
3.125%, 05/25/35, MTN . EUR 400 448,934
Cofiroute SA
3.125%, 03/06/33, MTN . EUR 100 113,466
Credit Agricole SA
0.375%, 04/20/28, MTN . EUR 500 555,970
2.500%, 08/29/29, MTN . EUR 400 459,632
Ω 5.514%, 07/05/33 ...... 312 322,183
4.375%, 11/27/33, MTN . EUR 300 363,179
3.750%, 05/27/35, MTN . EUR 200 230,203
Credit Mutuel Arkea SA
0.750%, 01/18/30, MTN . EUR 200 213,615
4.250%, 12/01/32, MTN . EUR 200 241,684
4.125%, 02/01/34, MTN . EUR 400 478,867
French Republic Government
Bond OAT
Ω 1.250%, 05/25/38 ...... EUR 5,271 4,613,040
Ω 0.500%, 05/25/40 ...... EUR 1,435 1,048,374
La Poste SA

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Face
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Value†
(000)
FRANCE — (Continued)
2.625%, 09/14/28, MTN . EUR 900 $ 1,045,550
4.000%, 06/12/35, MTN . EUR 200 236,884
0.625%, 01/18/36, MTN . EUR 400 345,090
L'Oreal SA
Ω 5.000%, 05/20/35 ...... 200 202,436
RCI Banque SA
4.125%, 04/04/31 ...... EUR 272 323,781
Region of Ile de France
2.230%, 07/19/32, MTN . EUR 900 989,118
3.625%, 05/25/36, MTN . EUR 1,800 2,072,589
SFIL SA
3.000%, 09/24/30, MTN . EUR 2,000 2,325,349
3.000%, 06/23/32 ...... EUR 2,000 2,283,199
Societe Generale SA
0.250%, 07/08/27, MTN . EUR 200 227,467
4.250%, 11/16/32, MTN . EUR 100 122,493
Wendel SE
3.750%, 08/11/33 ...... EUR 100 115,007
TOTAL FRANCE ......... 32,995,250
GERMANY — (4.5%)
Bayer US Finance II LLC
Ω 4.200%, 07/15/34 ...... 493 453,122
Ω 5.500%, 07/30/35 ...... 1,030 1,017,275
Ω 4.625%, 06/25/38 ...... 770 692,809
Bayer US Finance LLC
Ω 6.500%, 11/21/33 ...... 743 790,854
Bayerische Landesbank
4.375%, 09/21/28, MTN . EUR 100 120,003
BMW International Investment
BV
3.125%, 07/22/29, MTN . EUR 435 508,126
3.500%, 01/22/33, MTN . EUR 227 263,520
BMW US Capital LLC
Ω SOFRINDX+0.80%, FRN,
4.470%, 08/13/26(*) .... 50 50,082
Daimler Truck Finance North
America LLC
Ω 5.500%, 09/20/33 ...... 335 340,872
Deutsche Bahn AG
3.500%, 09/20/27, MTN . EUR 612 724,070
1.875%, 05/24/30, MTN . EUR 400 449,300
0.875%, 07/11/31, MTN . EUR 116 121,378
1.375%, 03/03/34, MTN . EUR 1,208 1,217,952
0.750%, 07/16/35, MTN . EUR 1,629 1,495,602
3.625%, 12/18/37, MTN . EUR 106 123,690
3.375%, 01/29/38, MTN . EUR 164 185,914
4.000%, 11/23/43, MTN . EUR 100 117,558
Deutsche Telekom International
Finance BV
Ω 4.750%, 06/21/38 ...... 185 174,847
E.ON International Finance BV
Ω 6.650%, 04/30/38 ...... 519 566,636
EnBW International Finance BV
4.300%, 05/23/34, MTN . EUR 1,500 1,825,056
Face
Amount^
Value†
(000)
GERMANY — (Continued)
FMS Wertmanagement
0.375%, 04/29/30, MTN . EUR 100 $ 105,440
Fresenius Medical Care AG
3.875%, 09/20/27, MTN . EUR 187 221,662
Fresenius Medical Care US
Finance III, Inc.
Ω 2.375%, 02/16/31 ...... 249 221,558
Fresenius SE & Co. KGaA
2.875%, 05/24/30, MTN . EUR 134 154,649
Kreditanstalt fuer Wiederaufbau
4.625%, 08/07/26 ...... 2,220 2,224,539
3.125%, 10/10/28, MTN . EUR 500 591,154
4.200%, 02/08/29, MTN . AUD 2,500 1,758,458
2.600%, 06/20/37 ...... JPY 62,000 398,341
Kreditanstalt Fuer Wiederaufbau
4.300%, 07/13/27, MTN . AUD 3,500 2,497,775
Land Berlin
0.100%, 01/18/30, MTN . EUR 50 52,877
Landesbank
Baden-Wuerttemberg
0.375%, 02/28/28, MTN . EUR 100 111,488
Mercedes-Benz Finance North
America LLC
Ω # 5.450%, 04/01/35 ...... 1,800 1,821,757
Siemens
Financieringsmaatschappij NV
3.125%, 05/22/32, MTN . EUR 800 929,878
3.000%, 09/08/33, MTN . EUR 700 799,844
3.375%, 02/22/37 ...... EUR 2,200 2,480,966
2.875%, 03/11/41 ...... 500 373,941
Ω 2.875%, 03/11/41 ...... 4,058 3,034,908
T-Mobile USA, Inc.
4.375%, 04/15/40 ...... 1,124 982,911
Volkswagen Bank GmbH
4.625%, 05/03/31, MTN . EUR 100 120,869
Volkswagen Financial Services
AG
3.875%, 09/10/30 ...... EUR 849 1,006,465
3.875%, 11/19/31 ...... EUR 500 586,089
Volkswagen Group of America
Finance LLC
Ω 5.900%, 09/12/33 ...... 200 205,705
Ω 5.600%, 03/22/34 ...... 788 790,366
TOTAL GERMANY ....... 32,710,306
IRELAND — (0.6%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
3.650%, 07/21/27 ...... 214 211,718
3.300%, 01/30/32 ...... 752 687,356
3.850%, 10/29/41 ...... 1,000 803,419
Ireland Government Bond
2.600%, 10/18/34 ...... EUR 1,509 1,704,444
0.400%, 05/15/35 ...... EUR 1,235 1,135,931
TOTAL IRELAND ......... 4,542,868

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Amount^
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(000)
ITALY — (0.3%)
Intesa Sanpaolo SpA
5.625%, 03/08/33, MTN . EUR 365 $ 474,865
Ω 6.625%, 06/20/33 ...... 538 585,917
Italy Buoni Poliennali Del
Tesoro
Ω 0.950%, 03/01/37 ...... EUR 1,339 1,163,897
Ω 3.250%, 03/01/38 ...... EUR 100 109,188
Ω 1.800%, 03/01/41 ...... EUR 100 86,430
TOTAL ITALY ........... 2,420,297
JAPAN — (7.0%)
7-Eleven, Inc.
Ω 2.500%, 02/10/41 ...... 1,330 892,624
American Honda Finance Corp.
SOFRINDX+0.72%, FRN,
4.380%, 10/05/26(*), MTN 159 159,195
3.650%, 04/23/31, MTN . EUR 438 511,464
3.500%, 06/27/31 ...... EUR 200 232,172
3.950%, 03/19/32, MTN . EUR 2,070 2,438,040
Japan Government Ten Year
Bond
0.100%, 06/20/28 ...... JPY 327,800 2,035,224
0.100%, 06/20/29 ...... JPY 483,500 2,946,356
0.200%, 03/20/32 ...... JPY 250,350 1,437,030
0.500%, 12/20/32 ...... JPY 238,550 1,370,926
0.500%, 03/20/33 ...... JPY 238,500 1,363,029
0.400%, 06/20/33 ...... JPY 483,850 2,727,166
1.000%, 03/20/34 ...... JPY 150,000 869,771
Japan Government Thirty Year
Bond
2.500%, 06/20/34 ...... JPY 330,000 2,136,550
2.400%, 03/20/37 ...... JPY 240,000 1,497,770
2.400%, 09/20/38 ...... JPY 1,215,050 7,423,819
2.300%, 03/20/40 ...... JPY 291,050 1,717,976
2.200%, 03/20/41 ...... JPY 229,850 1,318,699
Japan Government Twenty Year
Bond
1.400%, 09/20/34 ...... JPY 347,100 2,057,770
1.200%, 12/20/34 ...... JPY 276,950 1,608,026
1.200%, 03/20/35 ...... JPY 374,000 2,160,778
0.600%, 09/20/37 ...... JPY 401,900 2,039,622
0.300%, 09/20/39 ...... JPY 300,000 1,359,874
0.300%, 12/20/39 ...... JPY 460,000 2,062,478
0.400%, 03/20/40 ...... JPY 633,650 2,866,578
1.500%, 09/20/43 ...... JPY 1,800 8,825
Mitsubishi UFJ Financial Group,
Inc.
3.195%, 07/18/29 ...... 232 222,680
Mizuho Financial Group, Inc.
2.096%, 04/08/32, MTN . EUR 246 264,778
3.767%, 08/27/34, MTN . EUR 300 349,333
Nomura Holdings, Inc.
SOFR+1.25%, FRN,
4.910%, 07/02/27(*) .... 100 100,692
2.679%, 07/16/30 ...... 666 610,556
Face
Amount^
Value†
(000)
JAPAN — (Continued)
NTT Finance Corp.
3.678%, 07/16/33 ...... EUR 441 $ 514,234
Ω 5.502%, 07/16/35 ...... 242 246,229
Ω 4.091%, 07/16/37 ...... EUR 428 501,950
ORIX Corp.
3.447%, 10/22/31, MTN . EUR 693 800,303
Protective Life Corp.
8.450%, 10/15/39 ...... 234 280,900
Sumitomo Mitsui Financial
Group, Inc.
1.546%, 06/15/26 ...... EUR 327 383,229
Takeda Pharmaceutical Co.,
Ltd.
1.000%, 07/09/29 ...... EUR 223 243,347
3.025%, 07/09/40 ...... 414 312,101
Toyota Motor Credit Corp.
SOFRINDX+0.89%, FRN,
4.560%, 05/18/26(*) .... 100 100,037
SOFR+0.65%, FRN,
4.310%, 03/19/27(*), MTN 100 100,275
TOTAL JAPAN ........... 50,272,406
LUXEMBOURG — (0.5%)
JAB Holdings BV
5.000%, 06/12/33 ...... EUR 400 497,888
4.375%, 04/25/34 ...... EUR 2,900 3,461,796
TOTAL LUXEMBOURG .... 3,959,684
NETHERLANDS — (3.1%)
ABN AMRO Bank NV
EUR003M+0.60%, FRN,
2.804%, 01/15/27(*), MTN EUR 1,500 1,764,205
Ω SOFRINDX+0.75%, FRN,
4.450%, 07/07/28(*) .... 1,172 1,174,485
3.125%, 01/21/30, MTN . EUR 400 468,979
4.250%, 02/21/30, MTN . EUR 500 603,680
3.000%, 10/01/31 ...... EUR 200 230,920
Akzo Nobel NV
4.000%, 03/31/35, MTN . EUR 1,900 2,176,547
BNG Bank NV
3.000%, 02/23/28, MTN . EUR 230 270,614
Δ 0.000%, 08/31/28, MTN EUR 1,900 2,088,441
0.100%, 01/15/30 ...... EUR 1,200 1,270,735
3.000%, 04/23/30, MTN . EUR 3,450 4,057,720
2.450%, 07/21/32, MTN . AUD 556 335,310
0.125%, 07/09/35 ...... EUR 300 263,708
Cooperatieve Rabobank UA
SOFR+0.60%, FRN,
4.260%, 01/21/28(*) .... 250 250,721
BBSW3M+0.75%, FRN,
4.740%, 05/26/28(*), MTN AUD 500 360,761
SOFR+0.59%, FRN,
4.250%, 10/17/28(*) .... 827 827,413
SOFRINDX+0.89%, FRN,
4.550%, 10/17/29(*) .... 1,422 1,434,030
5.250%, 05/24/41 ...... 1,096 1,076,319

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Face
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(000)
NETHERLANDS — (Continued)
CTP NV
1.500%, 09/27/31, MTN . EUR 350 $ 360,599
Enexis Holding NV
0.625%, 06/17/32, MTN . EUR 178 175,539
Heineken NV
Ω 4.000%, 10/01/42 ...... 385 316,794
ING Groep NV
2.000%, 09/20/28, MTN . EUR 200 228,084
4.550%, 10/02/28 ...... 17 17,037
4.050%, 04/09/29 ...... 21 20,754
Koninklijke Philips NV
5.000%, 03/15/42 ...... 120 109,283
Nederlandse Waterschapsbank
NV
2.750%, 11/09/27, MTN . EUR 280 328,360
2.500%, 05/22/30, MTN . EUR 100 115,178
2.750%, 09/24/32, MTN . EUR 2,000 2,296,378
TOTAL NETHERLANDS ... 22,622,594
NEW ZEALAND — (0.9%)
New Zealand Government Bond
3.500%, 04/14/33 ...... NZD 4,344 2,408,483
4.250%, 05/15/34 ...... NZD 1,100 633,443
4.500%, 05/15/35 ...... NZD 2,091 1,216,404
1.750%, 05/15/41 ...... NZD 5,427 2,090,749
New Zealand Local Government
Funding Agency Bond
5.000%, 03/08/34, MTN . AUD 150 104,118
TOTAL NEW ZEALAND .... 6,453,197
SINGAPORE — (0.7%)
Temasek Financial I, Ltd.
0.500%, 11/20/31, MTN . EUR 2,500 2,516,407
3.500%, 02/15/33, MTN . EUR 644 760,108
5.125%, 07/26/40, MTN . GBP 1,099 1,420,689
TOTAL SINGAPORE ...... 4,697,204
SPAIN — (0.7%)
Acciona Energia Financiacion
Filiales SA
5.125%, 04/23/31, MTN . EUR 200 246,833
Banco Santander SA
4.250%, 06/12/30, MTN . EUR 100 121,042
6.938%, 11/07/33 ...... 400 448,624
CaixaBank SA
3.750%, 09/07/29, MTN . EUR 600 714,290
4.250%, 09/06/30, MTN . EUR 200 243,077
Spain Government Bond
Ω 3.900%, 07/30/39 ...... EUR 1,150 1,370,095
Telefonica Emisiones SA
3.724%, 01/23/34 ...... EUR 700 802,864
7.045%, 06/20/36 ...... 1,094 1,207,219
TOTAL SPAIN ........... 5,154,044
SUPRANATIONAL — (14.0%)
African Development Bank
0.875%, 07/22/26 ...... 1,800 1,788,395
Face
Amount^
Value†
(000)
SUPRANATIONAL — (Continued)
Asian Development Bank
SOFRINDX+1.00%, FRN,
4.660%, 06/16/26(*), MTN 210 $ 210,221
SOFRINDX+1.00%, FRN,
4.660%, 08/27/26(*), MTN 608 609,769
SOFRINDX+1.00%, FRN,
4.660%, 04/06/27(*), MTN 4,500 4,531,238
2.350%, 06/21/27, MTN . JPY 50,000 323,720
SOFRINDX+0.30%, FRN,
3.960%, 06/20/28(*), MTN 2,389 2,391,197
SONIA/N+1.00%, FRN,
4.750%, 05/23/29(*), MTN GBP 6,007 8,337,385
SOFRINDX+0.28%, FRN,
3.940%, 01/29/31(*), MTN 2,000 2,001,864
Asian Infrastructure Investment
Bank (The)
3.000%, 02/14/28, MTN . EUR 270 317,881
Eurofima Europaeische
Gesellschaft fuer die
Finanzierung von
Eisenbahnmaterial
0.150%, 10/10/34, MTN . EUR 200 180,479
European Bank for
Reconstruction & Development
SOFRINDX+0.33%, FRN,
4.000%, 02/20/28(*), MTN 5,900 5,904,524
SOFRINDX+0.30%, FRN,
3.970%, 02/16/29(*) .... 3,454 3,451,210
SOFRINDX+0.42%, FRN,
4.080%, 07/22/30(*) .... 4,427 4,432,367
2.875%, 07/17/31, MTN . EUR 150 174,360
European Financial Stability
Facility
Δ 0.000%, 10/13/27 ..... EUR 900 1,014,766
2.625%, 05/07/30, MTN . EUR 50 57,984
2.875%, 02/16/33, MTN . EUR 350 403,947
0.875%, 04/10/35, MTN . EUR 200 190,887
European Investment Bank
2.150%, 01/18/27 ...... JPY 70,000 450,411
ESTRON+2.00%, FRN,
3.940%, 01/27/28(*), MTN EUR 1,000 1,212,143
SOFRINDX+1.00%, FRN,
4.660%, 05/21/28(*) .... 900 912,546
SOFRINDX+0.32%, FRN,
3.990%, 08/14/29(*) .... 2,761 2,764,831
SONCINDX+0.35%, FRN,
4.100%, 09/17/29(*), MTN GBP 1,500 2,044,686
2.875%, 06/18/35 ...... EUR 300 342,241
European Stability Mechanism
2.375%, 09/30/27, MTN . EUR 1,100 1,283,802
3.000%, 08/23/33 ...... EUR 100 116,725
European Union
2.875%, 12/06/27, MTN . EUR 1,900 2,232,747
2.875%, 10/05/29 ...... EUR 4,000 4,694,351
3.000%, 12/04/34, MTN . EUR 3,500 4,019,889

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Dimensional Global Sustainability Fixed Income ETF
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Face
Amount^
Value†
(000)
SUPRANATIONAL — (Continued)
0.400%, 02/04/37 ...... EUR 1,274 $ 1,085,769
3.375%, 10/04/38, MTN . EUR 3,803 4,338,653
3.375%, 10/04/39, MTN . EUR 1,183 1,335,751
3.375%, 11/04/42, MTN . EUR 242 266,227
Inter-American Development
Bank
SOFRINDX+0.17%, FRN,
3.830%, 09/16/26(*) .... 600 600,042
SOFRINDX+0.28%, FRN,
3.940%, 04/12/27(*) .... 843 843,495
SOFRINDX+0.35%, FRN,
4.010%, 10/04/27(*) .... 4,677 4,686,635
SOFRINDX+0.27%, FRN,
3.930%, 03/20/28(*), MTN 200 200,122
SOFRINDX+0.35%, FRN,
4.010%, 10/05/28(*) .... 900 902,475
SOFRINDX+0.30%, FRN,
3.970%, 02/15/29(*) .... 1,912 1,913,147
SOFRINDX+0.37%, FRN,
4.030%, 08/01/29(*), MTN 5,011 5,029,770
SOFRINDX+0.39%, FRN,
4.050%, 03/13/30(*) .... 2,623 2,631,459
3.875%, 10/28/41, MTN . 78 68,733
International Bank for
Reconstruction & Development
SOFRINDX+0.31%, FRN,
3.970%, 09/23/26(*) .... 568 568,366
SOFRINDX+0.37%, FRN,
4.030%, 01/12/27(*) .... 559 559,689
SOFRINDX+0.28%, FRN,
3.950%, 02/23/27(*) .... 447 447,510
SOFRINDX+0.27%, FRN,
3.930%, 06/15/27(*) .... 1,722 1,724,596
SOFRINDX+0.43%, FRN,
4.100%, 08/19/27(*) .... 892 895,202
SOFRINDX+0.30%, FRN,
3.970%, 05/15/28(*) .... 4,776 4,785,715
SOFRINDX+0.29%, FRN,
3.960%, 11/22/28(*) .... 607 607,698
SOFRINDX+0.30%, FRN,
3.960%, 01/24/29(*) .... 4,153 4,160,184
International Development
Association
2.500%, 05/28/30 ...... EUR 600 691,733
International Finance Corp.
4.450%, 05/14/27 ...... AUD 1,000 715,196
SOFRINDX+0.31%, FRN,
3.970%, 08/28/28(*), MTN 855 857,018
SOFRINDX+0.36%, FRN,
4.020%, 08/28/29(*), MTN 1,416 1,419,791
1.500%, 04/15/35, MTN . AUD 2,100 1,077,252
Nordic Investment Bank
SOFRINDX+1.00%, FRN,
4.670%, 05/12/26(*) .... 258 258,064
Face
Amount^
Value†
(000)
SUPRANATIONAL — (Continued)
Ω SOFRINDX+0.29%, FRN,
3.950%, 10/04/27(*) .... 1,800 $ 1,802,272
TOTAL SUPRANATIONAL . 100,869,130
SWEDEN — (1.1%)
Skandinaviska Enskilda Banken
AB
EUR003M+0.38%, FRN,
2.530%, 05/03/27(*), MTN EUR 100 117,428
Ω SOFRINDX+1.06%, FRN,
4.720%, 09/03/30(*) .... 516 517,449
Svensk Exportkredit AB
3.375%, 08/30/30, MTN . EUR 1,000 1,184,763
2.750%, 09/05/31 ...... EUR 100 114,777
Svenska Handelsbanken AB
Ω SOFR+0.66%, FRN,
4.320%, 05/28/27(*) .... 980 981,970
3.750%, 11/01/27, MTN . EUR 230 272,830
5.000%, 03/02/28, MTN . AUD 2,350 1,678,733
0.050%, 09/06/28, MTN . EUR 600 657,239
Swedbank AB
Ω SOFR+1.03%, FRN,
4.690%, 11/20/29(*) .... 1,834 1,853,479
Volvo Treasury AB
3.000%, 05/20/30, MTN . EUR 198 229,389
TOTAL SWEDEN ......... 7,608,057
UNITED KINGDOM — (3.7%)
British Telecommunications
PLC
# 5.125%, 12/04/28 ...... 45 45,616
3.375%, 08/30/32, MTN . EUR 200 230,754
5.750%, 02/13/41, MTN . GBP 2,000 2,517,887
HSBC USA, Inc.
SOFR+0.96%, FRN,
4.620%, 03/04/27(*) .... 201 201,856
Lloyds Banking Group PLC
4.550%, 08/16/28 ...... 356 356,809
Motability Operations Group
PLC
3.875%, 01/24/34, MTN . EUR 1,400 1,626,816
Nationwide Building Society
3.250%, 09/05/29, MTN . EUR 672 787,729
NatWest Markets PLC
Ω SOFR+0.90%, FRN,
4.570%, 05/17/27(*) .... 100 100,465
Severn Trent Utilities Finance
PLC
2.000%, 06/02/40, MTN . GBP 1,000 804,149
United Kingdom Gilt
4.500%, 03/07/35 ...... GBP 183 240,656
0.625%, 07/31/35 ...... GBP 2,155 1,995,231
4.750%, 10/22/35 ...... GBP 1,614 2,150,242
1.125%, 01/31/39 ...... GBP 16,284 13,704,608
1.250%, 10/22/41 ...... GBP 1,199 923,316

116
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED KINGDOM — (Continued)
United Utilities Water Finance
PLC
5.125%, 10/06/38, MTN . GBP 204 $ 245,982
5.875%, 12/08/39, MTN . GBP 150 192,764
Vodafone Group PLC
6.150%, 02/27/37 ...... 166 178,574
TOTAL UNITED KINGDOM . 26,303,454
UNITED STATES — (23.9%)
Abbott Ireland Financing DAC
0.375%, 11/19/27 ...... EUR 910 1,028,390
Abbott Laboratories
4.750%, 11/30/36 ...... 600 587,125
6.000%, 04/01/39 ...... 358 384,112
5.300%, 05/27/40 ...... 50 50,426
4.750%, 04/15/43 ...... 1,133 1,037,638
Aetna, Inc.
6.750%, 12/15/37 ...... 373 405,788
4.500%, 05/15/42 ...... 886 743,770
Affiliated Managers Group, Inc.
3.300%, 06/15/30 ...... 648 609,734
5.500%, 02/15/36 ...... 500 493,803
Aflac, Inc.
6.900%, 12/17/39 ...... 335 373,080
6.450%, 08/15/40 ...... 240 261,631
Allstate Corp. (The)
5.550%, 05/09/35 ...... 835 863,433
4.500%, 06/15/43 ...... 100 85,607
Ally Financial, Inc.
8.000%, 11/01/31 ...... 835 928,288
8.000%, 11/01/31 ...... 788 880,173
Alphabet, Inc.
3.375%, 05/06/37 ...... EUR 611 687,396
Amazon.com, Inc.
4.550%, 03/13/33 ...... 100 98,783
3.875%, 08/22/37 ...... 650 584,792
2.875%, 05/12/41 ...... 4,035 2,974,723
Amcor Finance USA, Inc.
4.500%, 05/15/28 ...... 50 50,057
American Express Co.
SOFRINDX+0.65%, FRN,
4.310%, 11/04/26(*) .... 100 100,142
8.150%, 03/19/38 ...... 335 421,855
American Medical Systems
Europe BV
1.625%, 03/08/31 ...... EUR 473 510,817
3.500%, 03/08/32 ...... EUR 291 339,826
American Water Capital Corp.
6.593%, 10/15/37 ...... 264 295,917
Amgen, Inc.
5.600%, 03/02/43 ...... 100 98,625
Aon Global, Ltd.
4.250%, 12/12/42 ...... 50 41,537
Apple, Inc.
2.375%, 02/08/41 ...... 700 496,515
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
3.850%, 05/04/43 ...... 2,255 $ 1,866,754
Arrow Electronics, Inc.
3.875%, 01/12/28 ...... 497 491,106
5.875%, 04/10/34 ...... 734 756,478
Ashtead Capital, Inc.
Ω 5.500%, 08/11/32 ...... 290 296,103
Ω 5.550%, 05/30/33 ...... 435 441,319
Ω 5.950%, 10/15/33 ...... 1,050 1,089,039
Assurant, Inc.
2.650%, 01/15/32 ...... 150 131,478
Assured Guaranty US Holdings,
Inc.
3.150%, 06/15/31 ...... 88 81,745
AT&T, Inc.
6.300%, 01/15/38 ...... 80 84,549
4.850%, 03/01/39 ...... 372 345,698
7.000%, 04/30/40, MTN . GBP 1,000 1,415,892
6.100%, 07/15/40 ...... 50 50,533
6.375%, 03/01/41 ...... 100 105,020
6.250%, 03/29/41 ...... 335 345,839
3.500%, 06/01/41 ...... 341 263,057
Athene Holding, Ltd.
# 5.875%, 01/15/34 ...... 663 667,016
AutoNation, Inc.
2.400%, 08/01/31 ...... 100 88,050
Avnet, Inc.
3.000%, 05/15/31 ...... 351 316,732
5.500%, 06/01/32 ...... 623 632,477
Bank of America Corp.
5.875%, 02/07/42, MTN . 576 593,786
Baxter International, Inc.
2.539%, 02/01/32 ...... 303 257,441
6.250%, 12/01/37 ...... 750 753,242
Best Buy Co., Inc.
1.950%, 10/01/30 ...... 1 894
Blue Owl Finance LLC
6.250%, 04/18/34 ...... 149 146,667
BMS Ireland Capital Funding
DAC
3.363%, 11/10/33 ...... EUR 300 344,598
Boardwalk Pipelines, LP
5.625%, 08/01/34 ...... 150 153,929
Booking Holdings, Inc.
4.500%, 11/15/31 ...... EUR 1,048 1,281,489
3.750%, 03/01/36 ...... EUR 172 195,179
Boston Properties, LP
# 2.550%, 04/01/32 ...... 444 385,166
2.450%, 10/01/33 ...... 100 81,652
6.500%, 01/15/34 ...... 282 297,551
5.750%, 01/15/35 ...... 539 541,488
Brighthouse Financial, Inc.
# 5.625%, 05/15/30 ...... 85 85,718
Brixmor Operating Partnership,
LP

117
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
4.050%, 07/01/30 ...... 84 $ 81,888
Broadcom, Inc.
3.469%, 04/15/34 ...... 422 380,850
Ω 3.187%, 11/15/36 ...... 1,397 1,172,231
3.500%, 02/15/41 ...... 171 136,594
Brown & Brown, Inc.
2.375%, 03/15/31 ...... 525 464,139
Brunswick Corp.
4.400%, 09/15/32 ...... 616 583,569
Capital One Financial Corp.
4.100%, 02/09/27 ...... 40 39,804
6.700%, 11/29/32 ...... 213 232,262
Charles Schwab Corp. (The)
SOFRINDX+0.52%, FRN,
4.190%, 05/13/26(*) .... 72 72,007
SOFRINDX+1.05%, FRN,
4.710%, 03/03/27(*) .... 300 301,413
Chubb INA Holdings LLC
0.875%, 12/15/29 ...... EUR 231 249,553
6.500%, 05/15/38 ...... 1,000 1,107,939
Cigna Group (The)
4.800%, 08/15/38 ...... 2,449 2,302,668
3.200%, 03/15/40 ...... 740 575,546
Cisco Systems, Inc.
5.900%, 02/15/39 ...... 2,286 2,418,519
5.500%, 01/15/40 ...... 4,878 4,974,652
Citigroup, Inc.
6.875%, 03/05/38 ...... 166 186,582
8.125%, 07/15/39 ...... 2,696 3,373,917
5.875%, 01/30/42 ...... 231 236,336
CME Group, Inc.
5.300%, 09/15/43 ...... 136 134,296
CNO Financial Group, Inc.
5.250%, 05/30/29 ...... 250 251,139
6.450%, 06/15/34 ...... 2,143 2,225,459
Colgate-Palmolive Co.
1.375%, 03/06/34, MTN . EUR 1,281 1,283,378
3.250%, 11/10/35 ...... EUR 329 373,402
Comcast Corp.
6.950%, 08/15/37 ...... 447 499,821
3.900%, 03/01/38 ...... 858 737,362
6.550%, 07/01/39 ...... 458 491,488
3.250%, 11/01/39 ...... 622 478,785
6.400%, 03/01/40 ...... 221 234,105
3.750%, 04/01/40 ...... 425 344,376
Conagra Brands, Inc.
5.300%, 11/01/38 ...... 500 465,797
Corebridge Financial, Inc.
4.350%, 04/05/42 ...... 1,286 1,071,368
Cox Communications, Inc.
Ω 4.800%, 02/01/35 ...... 1,221 1,113,228
Ω 8.375%, 03/01/39 ...... 213 239,859
Crown Castle, Inc.
2.900%, 04/01/41 ...... 500 358,726
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
CVS Health Corp.
4.780%, 03/25/38 ...... 915 $ 847,926
6.125%, 09/15/39 ...... 183 188,181
4.125%, 04/01/40 ...... 237 199,697
6.000%, 06/01/44 ...... 564 556,567
Dell International LLC/EMC
Corp.
3.375%, 12/15/41 ...... 205 154,459
Dell, Inc.
6.500%, 04/15/38 ...... 154 165,871
5.400%, 09/10/40 ...... 212 206,830
Dick's Sporting Goods, Inc.
3.150%, 01/15/32 ...... 535 487,553
eBay, Inc.
6.300%, 11/22/32 ...... 416 449,077
4.000%, 07/15/42 ...... 1,162 934,463
Elevance Health, Inc.
5.850%, 01/15/36 ...... 115 119,113
6.375%, 06/15/37 ...... 736 793,161
4.625%, 05/15/42 ...... 450 396,556
4.650%, 01/15/43 ...... 105 91,940
5.100%, 01/15/44 ...... 706 644,265
EPR Properties
3.600%, 11/15/31 ...... 230 211,124
Equifax, Inc.
2.350%, 09/15/31 ...... 354 311,008
Experian Finance PLC
3.510%, 12/15/33, MTN . EUR 5,000 5,754,207
FedEx Corp.
4.900%, 01/15/34 ...... 75 74,418
Fidelity National Financial, Inc.
3.400%, 06/15/30 ...... 664 625,999
Fidelity National Information
Services, Inc.
3.100%, 03/01/41 ...... 535 386,518
First American Financial Corp.
4.000%, 05/15/30 ...... 262 251,223
2.400%, 08/15/31 ...... 291 252,137
5.450%, 09/30/34 ...... 102 100,634
Fiserv, Inc.
1.625%, 07/01/30 ...... EUR 150 161,823
Flowserve Corp.
2.800%, 01/15/32 ...... 90 79,590
Fortune Brands Innovations,
Inc.
3.250%, 09/15/29 ...... 227 216,750
4.000%, 03/25/32 ...... 511 482,852
Fox Corp.
5.476%, 01/25/39 ...... 3,303 3,217,156
GATX Corp.
6.050%, 03/15/34 ...... 545 575,830
6.900%, 05/01/34 ...... 1,000 1,101,859
General Mills, Inc.
3.850%, 04/23/34 ...... EUR 183 212,246

118
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
General Motors Co.
6.600%, 04/01/36 ...... 863 $ 923,251
5.150%, 04/01/38 ...... 829 785,640
6.250%, 10/02/43 ...... 903 895,435
General Motors Financial Co.,
Inc.
SOFRINDX+1.35%, FRN,
5.020%, 05/08/27(*) .... 51 51,224
SOFRINDX+1.05%, FRN,
4.710%, 07/15/27(*) .... 34 34,013
0.650%, 09/07/28 ...... EUR 300 331,128
6.100%, 01/07/34 ...... 116 121,113
5.450%, 09/06/34 ...... 264 263,901
Gilead Sciences, Inc.
4.000%, 09/01/36 ...... 842 774,631
Global Payments, Inc.
4.875%, 03/17/31 ...... EUR 693 829,664
5.550%, 11/15/35 ...... 1,838 1,772,678
Goldman Sachs Group, Inc.
(The)
1.250%, 02/07/29, MTN . EUR 54 60,127
0.875%, 05/09/29, MTN . EUR 140 153,167
6.250%, 02/01/41 ...... 780 824,998
Halliburton Co.
7.450%, 09/15/39 ...... 269 316,542
4.500%, 11/15/41 ...... 306 265,909
4.750%, 08/01/43 ...... 220 193,765
Hasbro, Inc.
6.050%, 05/14/34 ...... 461 482,346
6.350%, 03/15/40 ...... 1,133 1,173,619
5.100%, 05/15/44 ...... 532 483,695
HCA, Inc.
7.500%, 11/06/33 ...... 405 457,585
4.375%, 03/15/42 ...... 970 812,906
Highwoods Realty, LP
2.600%, 02/01/31 ...... 229 203,501
7.650%, 02/01/34 ...... 448 499,819
Host Hotels & Resorts, LP
5.700%, 07/01/34 ...... 1,273 1,299,296
HP, Inc.
# 6.000%, 09/15/41 ...... 1,971 1,975,128
Humana, Inc.
5.550%, 05/01/35 ...... 700 695,535
4.625%, 12/01/42 ...... 100 82,542
4.950%, 10/01/44 ...... 1,000 843,550
IBM International Capital Pte,
Ltd.
5.250%, 02/05/44 ...... 495 453,803
Intel Corp.
4.600%, 03/25/40 ...... 141 126,044
2.800%, 08/12/41 ...... 374 261,810
4.800%, 10/01/41 ...... 490 435,402
# 4.250%, 12/15/42 ...... 912 745,331
5.625%, 02/10/43 ...... 1,162 1,119,233
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Intercontinental Exchange, Inc.
2.650%, 09/15/40 ...... 886 $ 646,303
International Business Machines
Corp.
0.875%, 02/09/30, MTN . EUR 350 375,423
3.000%, 02/03/31 ...... EUR 1,000 1,150,085
4.150%, 05/15/39 ...... 2,460 2,130,783
4.000%, 06/20/42 ...... 333 268,868
International Flavors &
Fragrances, Inc.
4.450%, 09/26/28 ...... 15 14,489
Jackson Financial, Inc.
3.125%, 11/23/31 ...... 1,063 951,802
5.670%, 06/08/32 ...... 457 461,819
Janus Henderson US Holdings,
Inc.
5.450%, 09/10/34 ...... 100 100,495
Jefferies Financial Group, Inc.
2.750%, 10/15/32 ...... 800 679,055
6.200%, 04/14/34 ...... 277 283,498
6.250%, 01/15/36 ...... 125 127,919
6.500%, 01/20/43 ...... 320 317,678
John Deere Capital Corp.
SOFR+0.60%, FRN,
4.260%, 04/19/27(*), MTN 34 34,131
SOFR+0.60%, FRN,
4.260%, 06/11/27(*), MTN 150 150,371
Johnson & Johnson
3.050%, 02/26/33 ...... EUR 438 506,068
# 4.500%, 09/01/40 ...... 450 426,491
JPMorgan Chase & Co.
6.400%, 05/15/38 ...... 325 358,691
5.500%, 10/15/40 ...... 1,247 1,272,933
5.600%, 07/15/41 ...... 586 595,422
Kellanova
3.750%, 05/16/34 ...... EUR 164 191,786
Kemper Corp.
3.800%, 02/23/32 ...... 294 268,054
Kilroy Realty, LP
6.250%, 01/15/36 ...... 880 880,811
Kraft Heinz Foods Co.
Ω 7.125%, 08/01/39 ...... 974 1,067,688
5.000%, 06/04/42 ...... 270 238,669
Lazard Group LLC
4.500%, 09/19/28 ...... 238 237,136
Lear Corp.
4.250%, 05/15/29 ...... 303 298,638
Legg Mason, Inc.
5.625%, 01/15/44 ...... 107 104,338
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29 ...... 317 316,191
Ω 4.625%, 12/02/30 ...... EUR 407 499,910
Lincoln National Corp.
5.852%, 03/15/34 ...... 198 201,810

119
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
6.150%, 04/07/36 ...... 208 $ 212,474
6.300%, 10/09/37 ...... 450 469,613
7.000%, 06/15/40 ...... 514 557,211
LKQ Corp.
# 6.250%, 06/15/33 ...... 750 778,290
LPL Holdings, Inc.
5.650%, 03/15/35 ...... 250 249,839
Markel Group, Inc.
5.000%, 03/30/43 ...... 335 298,248
Marsh & McLennan Cos., Inc.
4.750%, 03/15/39 ...... 101 95,449
Merck & Co., Inc.
4.750%, 12/04/35 ...... 1,556 1,523,059
6.550%, 09/15/37 ...... 449 503,675
2.350%, 06/24/40 ...... 1,042 738,585
MetLife, Inc.
6.375%, 06/15/34 ...... 387 422,791
5.875%, 02/06/41 ...... 337 348,075
Micron Technology, Inc.
3.366%, 11/01/41 ...... 50 38,617
Mohawk Industries, Inc.
3.625%, 05/15/30 ...... 63 60,495
Molson Coors Beverage Co.
5.000%, 05/01/42 ...... 326 294,656
Morgan Stanley
1.875%, 04/27/27, MTN . EUR 400 465,163
6.375%, 07/24/42 ...... 813 875,928
Motorola Solutions, Inc.
2.750%, 05/24/31 ...... 756 689,353
NBCUniversal Media LLC
5.950%, 04/01/41 ...... 100 101,076
4.450%, 01/15/43 ...... 488 403,855
NewMarket Corp.
2.700%, 03/18/31 ...... 264 239,054
NIKE, Inc.
3.250%, 03/27/40 ...... 2,355 1,864,662
NOV, Inc.
3.950%, 12/01/42 ...... 1,369 1,077,073
Novartis Capital Corp.
3.700%, 09/21/42 ...... 295 240,517
4.400%, 05/06/44 ...... 875 765,258
NVIDIA Corp.
3.500%, 04/01/40 ...... 2,627 2,190,408
Omnicom Group, Inc.
# 5.300%, 06/02/36 ...... 1,250 1,208,242
3.375%, 03/01/41 ...... 1,328 982,297
Oracle Corp.
6.500%, 04/15/38 ...... 223 223,254
6.125%, 07/08/39 ...... 455 439,172
3.600%, 04/01/40 ...... 2,903 2,093,327
5.375%, 07/15/40 ...... 230 200,372
3.650%, 03/25/41 ...... 200 141,888
Pfizer, Inc.
7.200%, 03/15/39 ...... 445 520,010
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Plains All American Pipeline,
LP/PAA Finance Corp.
6.700%, 05/15/36 ...... 100 $ 107,933
6.650%, 01/15/37 ...... 603 650,600
5.150%, 06/01/42 ...... 983 885,617
4.300%, 01/31/43 ...... 1,047 854,451
4.700%, 06/15/44 ...... 219 185,691
Principal Financial Group, Inc.
4.625%, 09/15/42 ...... 385 334,958
Procter & Gamble Co. (The)
2.900%, 11/03/33 ...... EUR 529 600,431
3.200%, 04/29/34 ...... EUR 266 306,621
Prologis Euro Finance LLC
0.625%, 09/10/31 ...... EUR 100 100,764
Prudential Financial, Inc.
6.625%, 12/01/37, MTN . 618 684,207
PulteGroup, Inc.
7.875%, 06/15/32 ...... 200 229,744
PVH Corp.
4.125%, 07/16/29 ...... EUR 100 118,933
Quanta Services, Inc.
3.050%, 10/01/41 ...... 335 244,994
Realty Income Corp.
4.000%, 07/15/29 ...... 253 249,880
4.875%, 07/06/30 ...... EUR 1,000 1,230,010
4.875%, 07/06/30 ...... EUR 275 338,253
3.375%, 06/20/31 ...... EUR 446 515,236
5.125%, 07/06/34 ...... EUR 414 520,445
5.875%, 03/15/35 ...... 177 186,153
Reinsurance Group of America,
Inc.
5.750%, 09/15/34 ...... 253 258,745
Roche Finance Europe BV
3.312%, 12/04/27 ...... EUR 900 1,063,610
Roche Holdings, Inc.
Ω 4.666%, 12/02/35 ...... 355 348,734
Ω 7.000%, 03/01/39 ...... 500 581,491
Royalty Pharma PLC
3.300%, 09/02/40 ...... 1,237 945,764
Sanofi SA
2.625%, 06/23/29, MTN . EUR 900 1,042,472
2.750%, 03/11/31, MTN . EUR 700 804,657
Simon Property Group, LP
2.200%, 02/01/31 ...... 90 80,983
2.250%, 01/15/32 ...... 232 203,339
4.750%, 09/26/34 ...... 193 188,801
6.750%, 02/01/40 ...... 596 668,776
4.750%, 03/15/42 ...... 191 172,371
Stanley Black & Decker, Inc.
5.200%, 09/01/40 ...... 545 509,964
Sutter Health
3.161%, 08/15/40 ...... 406 313,622
Tapestry, Inc.
5.500%, 03/11/35 ...... 525 527,433

120
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value†
(000)
UNITED STATES — (Continued)
Texas Instruments, Inc.
3.875%, 03/15/39 ...... 891 $ 782,920
Thermo Fisher Scientific, Inc.
5.404%, 08/10/43 ...... 132 129,731
Timken Co. (The)
4.125%, 05/23/34 ...... EUR 1,527 1,786,955
Travelers Cos., Inc. (The)
6.250%, 06/15/37, MTN . 125 137,089
UnitedHealth Group, Inc.
6.500%, 06/15/37 ...... 750 824,940
5.700%, 10/15/40 ...... 237 240,874
Unum Group
Ω 4.046%, 08/15/41 ...... 1,725 1,385,989
5.750%, 08/15/42 ...... 926 909,735
Valero Energy Corp.
6.625%, 06/15/37 ...... 319 349,948
Verizon Communications, Inc.
3.250%, 10/29/32 ...... EUR 1,357 1,554,876
4.812%, 03/15/39 ...... 1,337 1,244,925
2.650%, 11/20/40 ...... 550 385,566
3.400%, 03/22/41 ...... 1,511 1,159,413
3.850%, 11/01/42 ...... 760 602,089
Visa, Inc.
3.125%, 05/15/33 ...... EUR 437 502,543
2.375%, 06/15/34 ...... EUR 257 278,486
2.700%, 04/15/40 ...... 1,214 920,220
Voya Financial, Inc.
5.700%, 07/15/43 ...... 335 322,486
W.P. Carey, Inc.
3.850%, 07/15/29 ...... 80 78,195
Walmart, Inc.
5.250%, 09/28/35 ...... GBP 545 736,710
2.500%, 09/22/41 ...... 925 664,106
Walt Disney Co. (The)
6.900%, 08/15/39 ...... 445 497,335
3.500%, 05/13/40 ...... 563 462,048
Welltower OP LLC
3.850%, 06/15/32 ...... 80 76,186
Western Union Co. (The)
# 2.750%, 03/15/31 ...... 939 848,184
# 6.200%, 11/17/36 ...... 1,968 2,038,724
6.200%, 06/21/40 ...... 764 767,676
TOTAL UNITED STATES .. 172,427,063
TOTAL BONDS .......... 645,254,015
U.S. TREASURY OBLIGATIONS
— (0.7%)
U.S. Treasury Notes
USBMMY3M + 0.18%,
FRN, 3.825% 07/31/26(*) 2,827 2,828,152
USBMMY3M + 0.21%,
FRN, 3.848% 10/31/26(*) 253 253,198
USBMMY3M + 0.10%,
FRN, 3.741% 01/31/27(*) 132 132,039
Face
Amount^
Value†
(000)
U.S. Treasury Notes
USBMMY3M + 0.16%,
FRN, 3.803% 04/30/27(*) 1,900 $ 1,902,063
3.500%, 02/15/33 ..... 151 144,795
TOTAL U.S. TREASURY
OBLIGATIONS ........... 5,260,247
TOTAL INVESTMENT
SECURITIES — ( 98.9% )
(Cost $709,964,918) ...... 711,980,767
Shares Value†
SECURITIES LENDING
COLLATERAL — (1.1%)
@§ The DFA Short Term
Investment Fund ...... 690,087 7,984,308
TOTAL INVESTMENTS
— (100.0%)
(Cost $717,949,226) ...... $719,965,075

121
Dimensional Global Sustainability Fixed Income ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of April 30, 2026, the aggregate value of these securities was $70,031,436 which represented 10.6% of the net assets of the Fund.
As of April 30, 2026, Dimensional Global Sustainability Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
DKK 6,146 USD 944 Citigroup 05/01/26 $ 21
USD 965 DKK 6,146 Citigroup 05/01/26 –
AUD 489,650 USD 340,941 Citigroup 05/04/26 11,092
USD 2,034,654 EUR 1,721,210 RBC Dominion Securities 05/05/26 15,493
USD 2,973,748 EUR 2,518,566 BNY Capital Markets 05/11/26 18,345
DKK 357 USD 55 Citigroup 05/12/26 1
USD 1,563,961 EUR 1,331,700 State Street Bank and Trust 05/13/26 1,130
USD 9,882,413 GBP 7,239,953 BNY Capital Markets 05/18/26 44,575
NZD 93,296 USD 54,781 RBC Dominion Securities 05/18/26 174
USD 1,366,492 GBP 1,003,711 State Street Bank and Trust 05/18/26 2,623
USD 1,956,781 EUR 1,657,688 BNY Capital Markets 05/26/26 10,156
USD 2,386,149 EUR 2,021,893 BNY Capital Markets 05/26/26 11,838
EUR 324,865 USD 381,193 Citigroup 05/26/26 297
EUR 197,331 USD 231,423 Citigroup 05/26/26 303
EUR 607,235 USD 712,226 Citigroup 05/26/26 850
GBP 377,971 USD 513,342 RBC Dominion Securities 05/26/26 252
EUR 834,461 USD 978,853 State Street Bank and Trust 05/28/26 1,150
USD 1,873,048 JPY 291,992,803 BNY Capital Markets 06/08/26 3,923
USD 633,849 NZD 1,074,623 Citigroup 06/16/26 214
USD 93,932 NZD 158,805 Citigroup 06/16/26 295
USD 396,766 NZD 671,947 Citigroup 06/22/26 482
USD 416,977 NZD 703,989 Citigroup 06/23/26 1,782
USD 50,057 NZD 84,769 Citigroup 06/24/26 61
USD 12,424,315 CAD 16,868,244 RBC Dominion Securities 06/30/26 $ 554
Total Appreciation $125,611
USD 6,370,233 JPY 1,015,520,890 BNY Capital Markets 05/01/26 $ (110,229)
USD 1,221,899 EUR 1,056,599 Citigroup 05/04/26 (17,542)
USD 11,323,438 AUD 16,023,612 Citigroup 05/04/26 (196,716)
USD 18,430,887 EUR 16,023,925 RBC Dominion Securities 05/04/26 (365,946)
USD 19,303,368 EUR 16,526,993 State Street Bank and Trust 05/05/26 (84,531)
USD 11,828,650 CAD 16,410,636 Citigroup 05/06/26 (229,287)
USD 22,882,852 EUR 19,693,557 BNY Capital Markets 05/07/26 (222,002)
USD 1,386,261 GBP 1,041,088 Citigroup 05/07/26 (28,411)
USD 1,836,322 JPY 291,992,803 Citigroup 05/07/26 (27,511)
USD 19,578,406 EUR 16,982,183 BNY Capital Markets 05/08/26 (346,379)
USD 5,388,524 GBP 4,085,517 BNY Capital Markets 05/08/26 (163,034)
USD 18,786,785 EUR 16,032,231 BNY Capital Markets 05/11/26 (26,185)
USD 10,703,870 AUD 15,203,166 BNY Capital Markets 05/11/26 (225,033)
USD 397,372 AUD 563,748 Citigroup 05/11/26 (7,882)
USD 10,001,311 CAD 13,903,314 Citigroup 05/11/26 (216,552)
USD 850 DKK 5,458 Citigroup 05/12/26 (7)
USD 785 DKK 5,073 Citigroup 05/12/26 (12)
USD 18,537,264 EUR 15,846,727 BNY Capital Markets 05/13/26 (59,832)
USD 237,873 NZD 405,046 Citigroup 05/18/26 (716)
USD 660,182 NZD 1,122,590 Citigroup 05/18/26 (1,072)

122
Dimensional Global Sustainability Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
NZD 83,300 USD 49,305 Citigroup 05/18/26 $ (238)
USD 54,567 NZD 93,433 Citigroup 05/18/26 (469)
USD 535,314 GBP 404,882 Citigroup 05/18/26 (14,849)
USD 42,510 NZD 74,233 Citigroup 05/18/26 (1,217)
USD 74,397 DKK 481,122 Citigroup 05/18/26 (1,195)
USD 56,805 NZD 97,694 Citigroup 05/18/26 (741)
USD 8,626,864 AUD 12,034,225 Citigroup 05/20/26 (22,605)
USD 19,680,112 EUR 16,908,357 BNY Capital Markets 05/26/26 (175,391)
USD 573,930 JPY 91,143,025 Citigroup 05/26/26 (8,846)
USD 3,494,518 GBP 2,588,241 State Street Bank and Trust 05/26/26 (22,426)
USD 10,683,731 GBP 7,923,077 State Street Bank and Trust 05/26/26 (82,275)
USD 18,107,315 JPY 2,884,592,658 RBC Dominion Securities 05/27/26 (338,691)
USD 57,283 GBP 42,433 Citigroup 05/28/26 (376)
USD 6,841,451 GBP 5,070,144 Citigroup 05/28/26 (47,931)
USD 23,273,649 EUR 19,848,719 RBC Dominion Securities 05/28/26 (36,986)
USD 2,744,044 NZD 4,672,300 Citigroup 05/29/26 (9,211)
USD 12,385,931 CAD 16,900,573 Citigroup 06/01/26 (45,991)
USD 8,142,144 JPY 1,292,337,645 Citigroup 06/01/26 (125,645)
USD 19,654,849 EUR 16,777,753 State Street Bank and Trust 06/01/26 (53,020)
USD 589,646 NZD 1,008,306 Citigroup 06/02/26 (4,604)
USD 437,436 NZD 762,759 Citigroup 06/02/26 (12,100)
USD 44,755 NZD 76,471 Citigroup 06/02/26 (313)
USD 6,379,473 JPY 1,015,520,890 RBC Dominion Securities 06/02/26 (117,953)
USD 20,024,954 EUR 17,080,524 RBC Dominion Securities 06/03/26 (40,509)
USD 21,413,837 EUR 18,248,203 BNY Capital Markets 06/04/26 (24,339)
USD 681,441 CAD 944,395 BNY Capital Markets 06/08/26 (13,459)
USD 1,517,787 CAD 2,102,565 Citigroup 06/08/26 (29,312)
USD 321,488 CAD 443,621 Citigroup 06/08/26 (4,935)
USD 522,810 CAD 713,117 Citigroup 06/08/26 (1,912)
USD 465,591 GBP 347,300 Citigroup 06/12/26 (6,307)
USD 651,830 GBP 480,478 RBC Dominion Securities 06/12/26 (1,025)
USD 9,654,472 CAD 13,332,197 State Street Bank and Trust 06/12/26 (157,263)
USD 856,937 GBP 636,651 State Street Bank and Trust 06/12/26 (8,120)
USD 6,757,116 JPY 1,068,303,117 BNY Capital Markets 06/22/26 (89,083)
USD 59,748 NZD 102,893 Citigroup 06/24/26 (938)
USD 327,794 AUD 473,976 Citigroup 06/24/26 (12,636)
USD 12,352,421 CAD 16,844,298 BNY Capital Markets 06/26/26 (51,551)
USD 1,833,619 CAD 2,503,092 Citigroup 06/29/26 (9,873)
USD 230,863 CAD 315,137 Citigroup 06/29/26 (1,231)
USD 11,122,225 AUD 15,533,962 RBC Dominion Securities 07/03/26 (32,823)
Total (Depreciation) $(3,937,268)
Total Appreciation (Depreciation) $(3,811,657)
Summary of the Fund’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations ............. $ — $ 61,466,505 $ — $ 61,466,505
Bonds
Australia ...................... — 31,628,304 — 31,628,304
Austria ....................... — 4,341,192 — 4,341,192
Belgium ...................... — 22,110,554 — 22,110,554
Canada ...................... — 97,083,452 — 97,083,452

123
Dimensional Global Sustainability Fixed Income ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Denmark ..................... $ — $ 6,527,324 $ — $ 6,527,324
Finland ....................... — 10,527,635 — 10,527,635
France ....................... — 32,995,250 — 32,995,250
Germany ..................... — 32,710,306 — 32,710,306
Ireland ....................... — 4,542,868 — 4,542,868
Italy ......................... — 2,420,297 — 2,420,297
Japan ........................ — 50,272,406 — 50,272,406
Luxembourg ................... — 3,959,684 — 3,959,684
Netherlands ................... — 22,622,594 — 22,622,594
New Zealand .................. — 6,453,197 — 6,453,197
Singapore ..................... — 4,697,204 — 4,697,204
Spain ........................ — 5,154,044 — 5,154,044
Supranational .................. — 100,869,130 — 100,869,130
Sweden ...................... — 7,608,057 — 7,608,057
United Kingdom ................ — 26,303,454 — 26,303,454
United States .................. — 172,427,063 — 172,427,063
U.S. Treasury Obligations .......... — 5,260,247 — 5,260,247
Securities Lending Collateral ........ — 7,984,308 — 7,984,308
Total Investments .................
$— $719,965,075 $— $719,965,075
Financial Instruments
Assets
Forward Currency Contracts** ....... — 125,611 — 125,611
Liabilities
Forward Currency Contracts** ....... — (3,937,268) — (3,937,268)
Total Other Financial Instruments ....
$– $(3,811,657) $– $(3,811,657)
** Valued at the unrealized appreciation (depreciation) on the investment.
See accompanying Notes to Financial Statements.

124
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional US
Sustainability Core
1 ETF
Dimensional
International
Sustainability Core
1 ETF
Assets:
Investment Securities at Value (including $53,432,392 and $47,996,067 of securities on loan, respectively) ....................................... $ 2,069,598,846 $ 1,029,183,508
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of
$52,258,992 and $35,252,991, respectively) (Note G) ...................... 52,258,992 35,252,991
Foreign Currencies at Value ............................................ — 1,564,190
Cash .............................................................. 2,813,875 2,691,499
Receivables:
Investment Securities Sold ........................................... 1,006,076 166,112
Dividends and Interest ............................................... 786,315 4,077,107
Capital Shares Issued ............................................... 159,045 —
Tax Reclaims ...................................................... — 1,565,051
Prepaid Expenses and Other Assets ..................................... 13,632 10,384
Total Assets ................................................... 2,126,636,781 1,074,510,842
Liabilities:
Payables:
Investment Securities Purchased ...................................... 1,177,415 1,205,313
Upon Return of Securities Loaned ..................................... 52,258,992 35,252,991
Accrued Expenses and Other Liabilities:
Advisory Fee ...................................................... 228,114 189,474
Administration and Accounting ........................................ 34,835 14,765
Custodian ......................................................... 3,011 50,741
Trustee ........................................................... 8,634 4,565
CCO Fee ......................................................... 140 57
Other Expenses .................................................... 11,457 36,045
Total Liabilities ................................................. 53,722,598 36,753,951
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ......................................................... $ 2,072,914,183 $ 1,037,756,891
Shares Outstanding, No Par Value ....................................... 46,100,000 23,250,000
Net Asset Value, Offering and Redemption price per share (^) ................. $ 44.97 $ 44.63
Investment Securities at Cost ........................................... $ 1,540,506,196 $ 748,795,080
Foreign Currencies at Cost ............................................. $ — $ 1,558,942
Net Assets Consist of:
Paid-In Capital ....................................................... $ 1,574,704,111 $ 772,317,108
Total Distributable Earnings (Loss) ....................................... 498,210,072 265,439,783
Net Assets .........................................................
$ 2,072,914,183 $ 1,037,756,891
(^) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

125
DIMENSIONAL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional
Emerging
Markets
Sustainability
Core 1 ETF
Dimensional
Global
Sustainability
Fixed Income ETF
Assets:
Investment Securities at Value (including $28,707,225 and $7,706,272 of securities on loan, respectively) ..................................................... $ 590,056,820 $ 711,980,767
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $9,017,721 and
$7,984,308, respectively) (Note G) ........................................ 9,017,721 7,984,308
Foreign Currencies at Value ............................................... 1,529,103 786,113
Cash ................................................................. 820,235 9,823,934
Unrealized Appreciation on Forward Currency Contracts ........................ — 125,611
Receivables:
Investment Securities Sold .............................................. 98,302 96,932
Dividends and Interest .................................................. 690,938 7,335,447
Cash Collateral for ETF Capital Activity .................................... 11,634 —
Tax Reclaims ......................................................... 4,824 —
Prepaid Expenses and Other Assets ........................................ 184 —
Total Assets ...................................................... 602,229,761 738,133,112
Liabilities:
Payables:
Investment Securities Purchased ......................................... 828,305 62,771,773
Unrealized Depreciation on Forward Currency Contracts ...................... — 3,937,268
Upon Return of Securities Loaned ........................................ 9,017,721 7,984,308
Accrued Foreign Taxes ................................................. 1,643,595 —
Accrued Expenses and Other Liabilities:
Advisory Fee ......................................................... 238,833 106,240
Administration and Accounting ........................................... 50,346 28,686
Collateral for ETF Capital Activity ......................................... 11,634 —
Custodian ............................................................ — 9,777
Trustee .............................................................. 2,509 3,011
CCO Fee ............................................................ — 42
Other Expenses ....................................................... 66,257 28,525
Total Liabilities .................................................... 11,859,200 74,869,630
Commitments and Contingent Liabilities (Note D) $ — $ —
Net Assets ............................................................ $ 590,370,561 $ 663,263,482
Shares Outstanding, No Par Value .......................................... 12,700,000 12,800,000
Net Asset Value, Offering and Redemption price per share (^) .................... $ 46.49 $ 51.82
Investment Securities at Cost .............................................. $ 384,213,078 $ 709,964,918
Foreign Currencies at Cost ................................................ $ 1,537,295 $ 785,581
Net Assets Consist of:
Paid-In Capital .......................................................... $ 405,346,339 $ 659,604,969
Total Distributable Earnings (Loss) .......................................... 185,024,222 3,658,513
Net Assets ............................................................
$ 590,370,561 $ 663,263,482
(^) Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

126
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional US
Sustainability Core
1 ETF
Dimensional
International
Sustainability Core
1 ETF
Investment Income:
Interest ........................................................... $ 78,636 $ 58,683
Dividends (Net of Foreign Taxes Withheld of $2,311 and $1,567,511,
respectively) ..................................................... 10,298,192 12,474,631
Dividend Income from Affiliated Investments ............................. 903,591 635,034
Income from Securities Lending, Net ................................... 54,900 115,782
Total Investment Income ......................................... 11,335,319 13,284,130
Expenses:
Investment Management Fees (Note D) ................................. 1,311,822 953,206
Administration and Accounting ........................................ 40,335 24,658
Custodian ......................................................... 7,421 45,984
Filing Fees ........................................................ 3,445 18,802
Trustees’ Fees & Expenses .......................................... 5,761 3,368
CCO Fees ........................................................ 469 216
Shareholders' Reports ............................................... 15,392 17,783
Previously Waived Fees Recovered by Advisor (Note D) .................... — 36,815
Other Expenses .................................................... 22,302 42,550
Total Expenses ................................................. 1,406,947 1,143,382
Fees Paid Indirectly (Note D) ......................................... — (39,649)
Net Expenses ..................................................... 1,406,947 1,103,733
Net Investment Income (Loss) ....................................... 9,928,372 12,180,397
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ............ (21,542,489) (5,533,377)
In-Kind Transactions .............................................. 43,765,869 3,771,474
Futures ......................................................... (484,466) (140,482)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ................. 61,191,814 73,365,418
Net Realized and Unrealized Gain (Loss) ............................. 82,930,728 71,463,033
Net Increase (Decrease) in Net Assets Resulting from Operations. .......... $ 92,859,100 $ 83,643,430

127
DIMENSIONAL ETF TRUST
Statements of Operations
FOR THE SIX MONTHS ENDED April 30, 2026
( Unaudited )
See accompanying Notes to Financial Statements.
Dimensional
Emerging Markets
Sustainability Core
1 ETF
Dimensional Global
Sustainability Fixed
Income ETF
Investment Income:
Interest ........................................................... $ 22,276 $ 12,537,792
Dividends (Net of Foreign Taxes Withheld of $611,852 and $—, respectively) ... 4,385,326 —
Dividend Income from Affiliated Investments ............................. 124,827 138,338
Income from Securities Lending, Net ................................... 361,813 33,357
Total Investment Income ......................................... 4,894,242 12,709,487
Expenses:
Investment Management Fees (Note D) ................................. 908,903 613,119
Administration and Accounting ........................................ 61,752 22,467
Custodian ......................................................... 66,497 6,109
Filing Fees ........................................................ 7,032 18,151
Trustees’ Fees & Expenses .......................................... 1,792 2,149
CCO Fees ........................................................ 43 144
Shareholders' Reports ............................................... 16,609 14,218
Professional Fees .................................................. 70,815 2,333
Other Expenses .................................................... 35,837 22,735
Total Expenses ................................................. 1,169,280 701,425
Fees Waived, Expenses Reimbursed by Advisor (Note D) .................. (103,858) —
Net Expenses ..................................................... 1,065,422 701,425
Net Investment Income (Loss) ....................................... 3,828,820 12,008,062
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions ............ (1,637,802)
1
1,947,314
Forward Currency Contracts ........................................ — 557,766
Futures ......................................................... (13,080) —
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations ................. 59,791,746
2
(7,951,504)
Forward Currency Contracts ........................................ — (7,462,409)
Futures ......................................................... (51,925) —
Net Realized and Unrealized Gain (Loss) ............................. 58,088,939 (12,908,833)
Net Increase (Decrease) in Net Assets Resulting from Operations. .......... $ 61,917,759 $ (900,771)
1
Net of foreign capital gain taxes withheld of:
.......................................
$ (24,647) $ —
2
Including foreign capital gain taxes of:
.............................................
$ 512,448 $ —

128
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
See accompanying Notes to Financial Statements.
Dimensional US Sustainability Core 1
ETF
Dimensional International Sustainability
Core 1 ETF
Six months
ended
April 30, 2026
Year ended
October 31, 2025
Six months
ended
April 30, 2026
Year ended
October 31, 2025
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ..... $ 9,928,372 $ 15,509,386 $ 12,180,397 $ 17,492,680
Net Realized Gain (Loss) from:
Investment Securities Sold and
Foreign Currency Transactions . (21,542,489) (29,653,059) (5,533,377) (7,277,624)
In-Kind Transactions ........... 43,765,869 68,326,124 3,771,474 —
Futures ...................... (484,466) 130,163 (140,482) 136,251
Change in Unrealized Appreciation
(Depreciation) on:
Investment Securities and Foreign
Currency Translations ........ 61,191,814 194,611,129 73,365,418 144,702,766
Change in Net Assets Resulting
from Operations ........... 92,859,100 248,923,743 83,643,430 155,054,073
Distributions:
Total Distributions ............... (8,223,715) (15,270,086) (7,032,862) (17,495,043)
Change in Net Assets Resulting
from Distributions .......... (8,223,715) (15,270,086) (7,032,862) (17,495,043)
Capital Share Transactions:
Shares Issued .................. 269,041,594 487,783,117 113,493,064 188,091,729
Cost of Shares Redeemed ........ (69,350,705) (159,299,408) (8,158,148) —
Change in Net Assets
Resulting from Capital Share
Transactions .............. 199,690,889 328,483,709 105,334,916 188,091,729
Change in Net Assets ........ 284,326,274 562,137,366 181,945,484 325,650,759
Net Assets:
Beginning of Period .............. 1,788,587,909 1,226,450,543 855,811,407 530,160,648
End of Period ................... $ 2,072,914,183 $ 1,788,587,909 $ 1,037,756,891 $ 855,811,407
Share Transactions:
Issued ........................ 6,250,000 12,700,000 2,650,000 5,100,000
Redeemed ..................... (1,650,000) (4,450,000) (200,000) —
Change in Shares ............ 4,600,000 8,250,000 2,450,000 5,100,000

129
DIMENSIONAL ETF TRUST
Statements of Changes In Net Assets
See accompanying Notes to Financial Statements.
Dimensional Emerging Markets
Sustainability Core 1 ETF
Dimensional Global Sustainability Fixed
Income ETF
Six months
ended
April 30, 2026
Year ended
October 31, 2025
Six months
ended
April 30, 2026
Year ended
October 31, 2025
(Unaudited) (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss) ..... $ 3,828,820 $ 8,195,926 $ 12,008,062 $ 19,123,836
Net Realized Gain (Loss) from:
Investment Securities Sold and
Foreign Currency Transactions . (1,637,802) (6,984,509) 1,947,314 255,797
Forward Currency Contracts ..... — — 557,766 (2,265,489)
Futures ...................... (13,080) 68,309 — —
Change in Unrealized Appreciation
(Depreciation) on:
Investment Securities and Foreign
Currency Translations ........ 59,791,746 91,827,253 (7,951,504) 8,761,946
Forward Currency Contracts ..... — — (7,462,409) 301,836
Futures ...................... (51,925) 51,925 — —
Change in Net Assets Resulting
from Operations ........... 61,917,759 93,158,904 (900,771) 26,177,926
Distributions:
Total Distributions ............... (4,033,509) (8,925,016) (12,012,973) (16,595,020)
Change in Net Assets Resulting
from Distributions .......... (4,033,509) (8,925,016) (12,012,973) (16,595,020)
Capital Share Transactions:
Shares Issued .................. 52,080,717 80,644,536 107,067,020 187,549,759
Change in Net Assets
Resulting from Capital Share
Transactions .............. 52,080,717 80,644,536 107,067,020 187,549,759
Change in Net Assets ........ 109,964,967 164,878,424 94,153,276 197,132,665
Net Assets:
Beginning of Period .............. 480,405,594 315,527,170 569,110,206 371,977,541
End of Period ................... $ 590,370,561 $ 480,405,594 $ 663,263,482 $ 569,110,206
Share Transactions:
Issued ........................ 1,200,000 2,300,000 2,050,000 3,600,000
Change in Shares ............ 1,200,000 2,300,000 2,050,000 3,600,000

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
130
See accompanying Notes to Financial Statements.
Dimensional US Sustainability Core 1 ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Period
November 1,
2022 Ʊ
through
October 31, 2023
(Unaudited)
Net Asset Value, Beginning of Period ................................
$ 43.10 $ 36.89 $ 26.86 $ 24.97
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
0.23 0.42 0.39 0.35
Net Gains (Losses) on Securities (Realized and Unrealized) ............
1.83 6.20 9.99 1.79
Total from Investment Operations ...........................
2.06 6.62 10.38 2.14
Less Distributions:
Net Investment Income ......................................
(0.19) (0.41) (0.35) (0.25)
Total Distributions ......................................
(0.19) (0.41) (0.35) (0.25)
Net Asset Value, End of Period .....................................
$ 44.97 $ 43.10 $ 36.89 $ 26.86
Total Return at NAV (b)(c) ........................................
4.80% 18.08% 38.74% 8.59%
Net Assets, End of Year (thousands) .................................
$ 2,072,914 $ 1,788,588 $ 1,226,451 $ 557,401
Ratio of Expenses to Average Net Assets (d) ...........................
0.15% 0.15% 0.17% 0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) .............................................
0.15% 0.15% 0.17% 0.20%
Ratio of Net Investment Income to Average Net Assets (d) ..................
1.06% 1.08% 1.14% 1.26%
Portfolio Turnover Rate (c)(e) .....................................
2% 5% 5% 4%
See page 2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
131
See accompanying Notes to Financial Statements.
Dimensional International Sustainability Core 1 ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Period
November 1,
2022 Ʊ
through
October 31, 2023
(Unaudited)
Net Asset Value, Beginning of Period ................................
$ 41.14 $ 33.77 $ 27.46 $ 25.17
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
0.55 0.95 0.86 0.78
Net Gains (Losses) on Securities (Realized and Unrealized) ............
3.26 7.36 6.19 2.08
Total from Investment Operations ...........................
3.81 8.31 7.05 2.86
Less Distributions:
Net Investment Income ......................................
(0.32) (0.94) (0.74) (0.57)
Total Distributions ......................................
(0.32) (0.94) (0.74) (0.57)
Net Asset Value, End of Period .....................................
$ 44.63 $ 41.14 $ 33.77 $ 27.46
Total Return at NAV (b)(c) ........................................
9.31% 24.93% 25.73% 11.23%
Net Assets, End of Year (thousands) .................................
$ 1,037,757 $ 855,811 $ 530,161 $ 230,704
Ratio of Expenses to Average Net Assets (d) ...........................
0.24% 0.23% 0.24% 0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) .............................................
0.24% 0.24% 0.24% 0.31%
Ratio of Net Investment Income to Average Net Assets (d) ..................
2.55% 2.56% 2.59% 2.65%
Portfolio Turnover Rate (c)(e) .....................................
3% 9% 11% 15%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
132
See accompanying Notes to Financial Statements.
Dimensional Emerging Markets Sustainability Core 1 ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Period
November 1,
2022 Ʊ
through
October 31, 2023
(Unaudited)
Net Asset Value, Beginning of Period ................................
$ 41.77 $ 34.30 $ 28.16 $ 25.54
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
0.31 0.77 0.76 0.77
Net Gains (Losses) on Securities (Realized and Unrealized) ............
4.75 7.53 6.03 2.46
Total from Investment Operations ...........................
5.06 8.30 6.79 3.23
Less Distributions:
Net Investment Income ......................................
(0.34) (0.83) (0.65) (0.61)
Total Distributions ......................................
(0.34) (0.83) (0.65) (0.61)
Net Asset Value, End of Period .....................................
$ 46.49 $ 41.77 $ 34.30 $ 28.16
Total Return at NAV (b)(c) ........................................
12.21% 24.52% 24.21% 12.54%
Net Assets, End of Year (thousands) .................................
$ 590,371 $ 480,406 $ 315,527 $ 154,871
Ratio of Expenses to Average Net Assets (d) ...........................
0.41% 0.41% 0.41% 0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) .............................................
0.45% 0.44% 0.47% 0.59%
Ratio of Net Investment Income to Average Net Assets (d) ..................
1.47% 2.14% 2.33% 2.62%
Portfolio Turnover Rate (c)(e) .....................................
3% 13% 11% 22%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
133
See accompanying Notes to Financial Statements.
Dimensional Global Sustainability Fixed Income ETF
Six months
ended
April 30, 2026
Year
ended
October 31, 2025
Year
ended
October 31, 2024
Period
November 15,
2022 Ʊ
through
October 31, 2023
(Unaudited)
Net Asset Value, Beginning of Period ................................
$ 52.94 $ 52.02 $ 48.64 $ 50.10
Income From Investment Operations (a)
Net Investment Income (Loss) .................................
1.01 2.14 2.33 2.13
Net Gains (Losses) on Securities (Realized and Unrealized) ............
(1.07) 0.67 3.29 (1.82)
Total from Investment Operations ...........................
(0.06) 2.81 5.62 0.31
Less Distributions:
Net Investment Income ......................................
(1.06) (1.89) (2.24) (1.77)
Total Distributions ......................................
(1.06) (1.89) (2.24) (1.77)
Net Asset Value, End of Period .....................................
$ 51.82 $ 52.94 $ 52.02 $ 48.64
Total Return at NAV (b)(c) ........................................
(0.12)% 5.52% 11.76% 0.56%
Net Assets, End of Year (thousands) .................................
$ 663,263 $ 569,110 $ 371,978 $ 141,053
Ratio of Expenses to Average Net Assets (d) ...........................
0.23% 0.24% 0.24% 0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid
Indirectly) (d) .............................................
0.23% 0.24% 0.24% 0.30%
Ratio of Net Investment Income to Average Net Assets (d) ..................
3.92% 4.13% 4.51% 4.38%
Portfolio Turnover Rate (c)(e) .....................................
9% 17% 27% 37%
See page 2 for the Definitions of Abbreviations and Footnotes.

DIMENSIONAL ETF TRUST
Notes to Financial Statements
(Unaudited)
134
A. Organization
The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The
Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the
“1940 Act”). As of April 30, 2026, the Trust is comprised of forty-one operational exchange-traded funds (“ETFs”)
and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following
(individually referred to as a “Fund” or collectively as the “Funds”):
The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies”.
The Board of Trustees of the Trust (the “Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.
B. Significant Accounting Policies
Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind (and an amount of cash). Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing
Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’
distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Fund Short Name
Dimensional US Sustainability Core 1 ETF US Sustainability Core 1 ETF
Dimensional International Sustainability Core 1 ETF International Sustainability Core 1 ETF
Dimensional Emerging Markets Sustainability Core 1 ETF Emerging Markets Sustainability Core 1 ETF
Dimensional Global Sustainability Fixed Income ETF Global Sustainability Fixed Income ETF

135
1.
Security Valuation
The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by Dimensional Fund
Advisors LP (the “Advisor”), with input from certain third-party pricing services and others, in accordance with Rule
2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale.
Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Debt securities held by the Funds are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period, they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the hierarchy.
Equity securities traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-
end management investment company available for purchase only by the Funds and affiliated funds, is categorized as Level 2 in the hierarchy.
With respect to the International Sustainability Core 1 ETF, Emerging Markets Sustainability Core 1 ETF,
and Global Sustainability Fixed Income ETF (the “International Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Funds own securities that are primarily listed

136
on foreign exchanges which may trade on days when the International Funds do not price their shares; therefore the value of securities held by the International Funds may change on days when shareholders will not be able to purchase or redeem shares.
Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the hierarchy.
2.
Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in lieu of cash, if any, is recorded at the fair value of the securities received.
The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Emerging Markets Sustainability Core 1 ETF is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
Tax reclaims receivable are recorded based on the Funds’ interpretation of country-specific taxation of accrued dividend and interest income and may be subject to change due to changes in country-specific tax regulations or how the Funds interpret the taxation of dividend income or interest income and the related reclaimable amounts.
3.
Foreign Currency Translations
The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S.
dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in “Change in Unrealized Appreciation

137
(Depreciation) on Investment Securities and Foreign Currency Translations” on the Statements of Operations. Any
realized gains or losses from these fluctuations are included in “Net Realized Gain (Loss) from Investment Securities
Sold and Foreign Currency Transactions” on the Statements of Operations.
4.
To-Be-Announced (TBA) Commitments
To-Be-Announced (“TBA”) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBA securities are valued by the Advisor using evaluations from an independent pricing service based on the characteristics of the securities to be delivered or received.
5.
Restricted Securities
A restricted security is a security that cannot be offered for public sale without prior registration under the
Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.
6.
Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly except for the Global Sustainability Fixed Income ETF, which intends to distribute dividends to shareholders monthly. The Funds intend to distribute net realized capital gains to shareholders, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.
7.
Deferred Compensation Plan
Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Funds, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio,
U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value
Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio,
DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions
made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’
Fees & Expenses.
Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the
Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

138
8.
Other
Discount and premium on debt securities purchased are amortized using the effective interest method. Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.
C. Derivative Instruments
All open derivative positions at period end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type. The Funds’ derivative contracts are not accounted for as hedging instruments under
GAAP.
1.
Forward Currency Contracts
The International Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented on the Statements of Operations as the “Change in Unrealized Appreciation (Depreciation) on Forward Currency Contracts”. When the
contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented on the Statements of Operations as a “Net Realized Gain (Loss) from Forward Currency Contracts”. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
2.
Futures Contracts
Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund.
Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as
“Futures Variation Margin”. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements.
The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

139
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 was as follows:
* Average amount of Currency Purchased/Sold in USD.
** Average Notional Value of futures contracts.
Summary of Derivative Instruments:
The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2026:
(1) Presented on Statements of Assets and Liabilities as Unrealized Appreciation on: Forward Currency Contracts.
(2) Presented on Statements of Assets and Liabilities as Unrealized Depreciation on: Forward Currency Contracts.
The following is a summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
(1) Presented on Statements of Operations as Net Realized Gain (Loss) from: Futures.
Forward
Currency
Contracts * Futures **
International Sustainability Core 1 ETF ..................................... $ — $ 465,662
Global Sustainability Fixed Income ETF ....................................  409,994,782 —
Asset Liability
Unrealized
Appreciation
on Forward
Currency
Contracts (1)
Unrealized
Depreciation
on Forward
Currency
Contracts (2)
Currency Rate Risk Exposure: 51,925.480000
Global Sustainability Fixed Income ETF ............................ $125,611 $3,937,268
Realized Gain
(Loss) from:
Change in
Unrealized
Appreciation
(Depreciation) on
Derivatives
Futures (1) Futures (2)
Equity Risk Exposure: 334,722.600000 51,925.480000
US Sustainability Core 1 ETF ................................... $(484,466) $—
International Sustainability Core 1 ETF ........................... (140,482) —
Emerging Markets Sustainability Core 1 ETF ...................... (13,080) (51,925)
Realized Gain
(Loss) from:
Change in
Unrealized
Appreciation
(Depreciation) on
Derivatives
Forward
Currency
Contracts (3)
Forward
Currency
Contracts (4)
Currency Rate Risk Exposure: 301,836.210000
Global Sustainability Fixed Income ETF .......................... $557,766 $(7,462,409)

140
(2) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Futures.
(3) Presented on Statements of Operations as Net Realized Gain (Loss) from: Forward Currency Contracts.
(4) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Forward Currency Contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA
Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the Statements of Assets and Liabilities.
As of April 30, 2026, the Funds’ derivative assets and liabilities (by type) were as follows:
The following tables present the Funds’ derivative assets and liabilities as of April 30, 2026 by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
(a) The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.
Global Sustainability Fixed Income
ETF
Assets Liabilities
Derivative Financial Instruments :
Forward currency contracts.…………...…………………………………….. $125,611 $3,937,268
Total derivative assets and liabilities o n the Statement of Assets and
Liabilities………………………………………………………………………….. 125,611 3,937,268
Derivative asset and liabilities not subject to a master netting agreement or similar agreement ( “ MNA”)………………………………………………….. — —
Total assets and liabilities subject to an MNA………………………………… $125,611 $3,937,268
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
(a)
Cash
Collateral
Received
(a)
Net
Amount of
Derivative
Assets
Global Sustainability
Fixed Income ETF
BNY Capital Markets .... $88,837 $(88,837) $— $— $—
Citigroup………………... 15,397 (15,397) — — —
RBC Dominion Securities 16,474 (16,474) — — —
State Street Bank and
Trust Company ............ 4,903 (4,903) — — —
$125,611 $(125,611) $— $— $—

141
(b) The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.
D. Investment Advisory and Other Contractual Services
1.
Investment Advisory Fees
The Advisor serves as the investment advisor to the Funds pursuant to an investment management agreement.
Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited, each of whom are controlled by the
Advisor, serve as Sub-Advisors for the International Funds and are paid by the Advisor pursuant to separate sub-
advisory agreements.
For the six months ended April 30, 2026, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor
has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Funds.
For each Fund, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of each Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund
Expenses of the Fund, on an annualized basis, to the rate listed below as percentage of average net assets (the
“Expense Limitation Amount”). The Fee Waiver Agreement will remain in effect through February 28, 2027, may only be terminated by the Trust’s Board of Trustees prior to that date, and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the six months ended April 30, 2026, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the ETF Fund Expenses of a Fund are less than the applicable Expense Limitation Amount listed below, the
Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the Fund. The waived fees/assumed expenses during the six months ended April 30, 2026, recovered previously waived fees/assumed expenses during the six months ended April 30, 2026, and previously waived fees/
assumed expenses subject to future recovery by the Advisor are reflected below. The Trust, on behalf of a Fund, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net
Amount of
Derivative
Liabilities
Global Sustainability
Fixed Income ETF
BNY Capital Markets .... $1,506,517 $(88,837) $— $— $1,417,680
Citigroup………………... 1,089,183 (15,397) — — 1,073,786
RBC Dominion Securities 933,934 (16,474) — — 917,460
State Street Bank and
Trust Company ............ 407,634 (4,903) — — 402,731
$3,937,268 $(125,611) $— $— $3,811,657
Management Fee
US Sustainability Core 1 ETF .......................................................................... 0.14%
International Sustainability Core 1 ETF ............................................................... 0.20%
Emerging Markets Sustainability Core 1 ETF ........................................................ 0.35%
Global Sustainability Fixed Income ETF .............................................................. 0.20%

142
2.
Earned Income Credit
Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the six months ended April 30, 2026, expenses were reduced as follows:
3.
Administration, Accounting, Transfer Agent, and Custodian Fees
Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services
Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global
Custodial and Agency Services Agreement with the Trust.
4.
Distribution
DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ Shares. No compensation is paid by the Funds to the Distributor under the distribution agreement.
5.
Fees Paid to Officers and Trustees
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust.
For the six months ended April 30, 2026, the total related amount paid by the Trust to the CCO was $72,291.
E. Deferred Compensation
As of April 30, 2026, the total liability for deferred compensation to Trustees is included in “Accrued Expenses and Other Liabilities” on the Statements of Assets and Liabilities as follows:
Expense
Limitation
Amount
Waived Fees/
Assumed
Expenses
Recovery of
Previously
Waived Fees/
Assumed
Expenses
US Sustainability Core 1 ETF ........................ 0.18% $— $—
International Sustainability Core 1 ETF ................ 0.24% — 36,815
Emerging Markets Sustainability Core 1 ETF ........... 0.41% 103,858 —
Global Sustainability Fixed Income ETF ............... 0.24% — —
Previously Waived Fees/Assumed Expenses Subject to Future
Recovery
Expiring
10/31/2026 10/31/2027 10/31/2028 04/30/2029 Total
International Sustainability Core 1
ETF .............................................. $11,965 $16,535 $24,266 $ — $52,766
Emerging Markets Sustainability Core
1 ETF ........................................... 163,110 142,631 102,387 103,858 511,986
Fees Paid
Indirectly
International Sustainability Core 1 ETF .......................................................................... $ 39,649
Total
US Sustainability Core 1 ETF ................................................................................ $ 5,860

143
F. Federal Income Taxes
Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter
M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with
U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/
tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a result of realized gains on securities considered to be “passive foreign investment companies,” non-
deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and redemption in-kind transactions, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024 and
October 31, 2025, were as follows:
As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
Total
International Sustainability Core 1 ETF ..................................................................... $ 2,820
Emerging Markets Sustainability Core 1 ETF .............................................................. 1,577
Global Sustainability Fixed Income ETF .................................................................... 1,885
Net
Investment
Income and
Short-Term
Capital Gains
Long-Term
Capital Gains Total
US Sustainability Core 1 ETF
2024 .................................................. $ 9,390,085 $ — $ 9,390,085
2025 .................................................. 15,270,086 — 15,270,086
International Sustainability Core 1 ETF
2024 .................................................. 9,065,036 — 9,065,036
2025 .................................................. 17,495,043 — 17,495,043
Emerging Markets Sustainability Core 1 ETF
2024 .................................................. 5,140,021 — 5,140,021
2025 .................................................. 8,925,016 — 8,925,016
Global Sustainability Fixed Income ETF
2024 .................................................. 10,360,020 — 10,360,020
2025 .................................................. 16,595,020 — 16,595,020
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
US Sustainability Core 1 ETF ..... $ 250,702 $ — $ (54,757,467) $ 468,082,616 $ 413,575,851
International Sustainability Core 1
ETF ......................... 3,035,178 — (20,859,222) 206,653,673 188,829,629
Emerging Markets Sustainability
Core 1 ETF ................... 2,098,021 — (19,150,860) 144,192,601 127,139,762

144
(1) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales and amortization of certain expenses.
For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October
31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains.
As of October 31, 2025, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:
During the year ended October 31, 2025, the Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.
As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Funds recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.
Undistributed
Net Investment
Income and
Short-Term
Capital Gains
Undistributed
Long-Term
Capital Gains
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(1)
Total Net
Distributable
Earnings
(Accumulated
Losses)
Global Sustainability Fixed Income
ETF ......................... $ 8,139,417 $ — $ (1,728,773) $ 10,161,343 $ 16,571,987
Total
US Sustainability Core 1 ETF ......................................................... $ 54,757,467
International Sustainability Core 1 ETF ................................................. 20,859,222
Emerging Markets Sustainability Core 1 ETF ............................................ 19,150,860
Global Sustainability Fixed Income ETF ................................................ 1,728,773
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US Sustainability Core 1 ETF ........
$ 1,5 92,583,408 $ 580,423,820 $ (51,149,390) $ 529,274,430
International Sustainability Core 1 ETF
784,556,661 303,936,939 (24,057,101) 279,879,838
Emerging Markets Sustainability Core 1
ETF ............................
393,455,519 222,803,396 (17,184,374) 205,619,022
Global Sustainability Fixed Income ETF
718,003,896 10,872,702 (8,911,523) 1,961,179

145
G. Securities Lending
As of April 30, 2026, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term
U.S. Treasuries and U.S. government agency securities as follows:
Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’
collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.
In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short
Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
H. Affiliated Trades
Cross trades for the six months ended April 30, 2026, if any, were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board.
Non-Cash
Collateral
Market
Value
US Sustainability Core 1 ETF ................................................................................... $ 1,366,041
International Sustainability Core 1 ETF ........................................................................ 14,414,397
Emerging Markets Sustainability Core 1 ETF ................................................................. 21,926,450

146
For the six months ended April 30, 2026, cross trades by the Funds under Rule 17a-7 were as follows:
For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding
Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows:
I. Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended April 30, 2026 were as follows:
In-kind transactions for the six months ended April 30, 2026 were as follows:
Purchases Sales
Realized
Gain (Loss)
US Sustainability Core 1 ETF .............................. $ 18,127,628 $ 12,200,559 $ (4,195,876)
International Sustainability Core 1 ETF ...................... 6,778,759 4,851,677 (2,547,715)
Emerging Markets Sustainability Core 1 ETF ................. 161,957 10,797 1,924
Balance at
October 31,
2025
Purchases at
Cost
Proceeds from
Sales
Net Realized
Gain (Loss)
on Sales
Change in
Unrealized
Appreciation
(Depreciation)
Balance at
April 30,
2026
Shares as
of April 30,
2026
Dividend
Income
Capital Gains
Distributions
US Sustainability Core
1 ETF
The DFA Short Term
Investment Fund $45,478,701 $104,843,607 $98,063,316 $— $— $52,258,992 4,516,767 $903,591 $—
Total $45,478,701 $104,843,607 $98,063,316 $— $— $52,258,992 $903,591 $—
International
Sustainability Core
1 ETF
The DFA Short Term
Investment Fund $15,291,576 $169,150,377 $149,188,962 $— $— $35,252,991 3,046,931 $635,034 $—
Total $15,291,576 $169,150,377 $149,188,962 $— $— $35,252,991 $635,034 $—
Emerging Markets
Sustainability Core
1 ETF
The DFA Short Term
Investment Fund $4,992,376 $32,973,108 $28,947,763 $— $— $9,017,721 779,405 $124,827 $—
Total $4,992,376 $32,973,108 $28,947,763 $— $— $9,017,721 $124,827 $—
Global Sustainability
Fixed Income ETF
The DFA Short Term
Investment Fund $5,449,282 $25,874,378 $23,339,352 $— $— $7,984,308 690,087 $138,338 $—
Total $5,449,282 $25,874,378 $23,339,352 $— $— $7,984,308 $138,338 $—
U.S. Government Securities Other Investment Securities
Purchases Sales Purchases Sales
US Sustainability Core 1 ETF ............. $ – $ – $ 139,300,468 $ 52,961,114
International Sustainability Core 1 ETF ..... – – 60,265,540 37,249,803
Emerging Markets Sustainability Core 1 ETF – – 64,270,062 17,428,396
Global Sustainability Fixed Income ETF .... – 9,073,432 92,189,546 59,442,623
Other Investment Securities
Purchases Sales
US Sustainability Core 1 ETF ............................................ $ 183,957,764 $ 69,646,112

147
J. Capital Shares Transactions
Shares are issued and redeemed by each Fund, solely with Authorized Participants, and only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of
Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The
Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.
Such transactions fees are treated as increases in capital and are disclosed on the Funds’ Statements of
Changes in Net Assets.
From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from Custodian” and securities related to in-kind redemptions are reflected as “Securities Payable Related to In-Kind Transactions” on the
Statements of Assets and Liabilities.
When an Authorized Participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription-in-kind), fails to deliver the Fund Shares (in the case of a redemption-in-kind), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the Authorized Participant to deliver and maintain cash collateral in accordance with the Authorized Participant agreement. Daily market fluctuations could cause the value of the missing securities or Fund Shares to be more or less than the value of the collateral received and when this occurs, the collateral is adjusted. The Fund records an asset and a corresponding liability for the return of the collateral that are reflected as “Collateral for ETF Capital
Activity” on the Statements of Assets and Liabilities.
K. Financial Instruments
In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Foreign Market Risks
: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of
America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.
L. Line of Credit and Interfund Lending Program
The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through
December 25, 2025. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the
Other Investment Securities
Purchases Sales
International Sustainability Core 1 ETF .................................... $ 92,180,178 $ 8,160,541
Emerging Markets Sustainability Core 1 ETF ............................... 6,186,889 —
Global Sustainability Fixed Income ETF ................................... 75,979,643 —

148
lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
There were no borrowings by the Funds under this line of credit during the six months ended April 30, 2026.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain funds managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Funds did not use the interfund lending program during the six months ended April 30, 2026.
M. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Trust’s Co-Chief Executive Officers and
the Chief Financial Officer act as the Funds’ chief operating decision maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. Each Fund’s long-
term strategic asset allocation is executed by its portfolio management team and guided by each Fund’s investment objective and principal investment strategies, as described in each Fund’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of
Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. Recent Accounting Pronouncement
On December 14, 2023, FASB issued Accounting Standards Update (“ASU 2023-09”) which establishes new income tax disclosure requirements and modiﬁes or eliminates certain existing disclosure provisions. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Funds’ ﬁnancial statements.
O. Other
The Funds are subject to claims and suits that arise from time to time in the ordinary course of business.
Although management currently believes that resolving claims, if any, against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
Active trading markets for a Fund’s Shares may not be developed or maintained by market makers or Authorized
Participants. Authorized Participants are not obligated to make a market in a Fund’s Shares or to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads.  Trading in Shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a Fund will continue to be met.

149
P. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

151
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Not applicable

152
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable

153
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES
Remuneration paid to directors, officers, and others is included in the Fees Paid to Officers and
Trustees section of the Notes to Financial Statements above.

154
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENTS
At the Board meeting held on December 15-16, 2025 (the “Meeting”), the Board of Trustees of Dimensional
ETF Trust (the “Board”) considered the continuation of the investment management agreements for each Portfolio
(collectively, the “Funds”) and a Fund’s sub-advisory agreements. Dimensional Fund Advisors Ltd. or DFA Australia
Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 24, 2025, the
Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial
Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent
Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge
Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each
Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund;
(iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance.
The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge
Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an

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absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the
Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA-043026-019S

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 16.	CONTROLS AND PROCEDURES.
(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
(a)	Not applicable.
(b)	Not applicable.
ITEM 19.	EXHIBITS.
(a)(1)	This item is not applicable.
(a)(2)	This item is not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(a)(4)	This item is not applicable.
(a)(5)	This item is not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional ETF Trust

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	July 7, 2026

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Co-Chief Investment Officer

Date:	July 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional ETF Trust

Date:	July 7, 2026

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional ETF Trust

Date:	July 7, 2026

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional ETF Trust

Date:	July 7, 2026